================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-Q

                               -----------------

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-3258

                               -----------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               -----------------

              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                               -----------------

          CATHERINE L. NEWELL, ESQUIRE, VICE PRESIDENT AND SECRETARY
                     DFA INVESTMENT DIMENSIONS GROUP INC.,
              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (512) 306-7400

                      DATE OF FISCAL YEAR END: OCTOBER 31
                    DATE OF REPORTING PERIOD: JULY 31, 2016

================================================================================

ITEM 1.  SCHEDULE OF INVESTMENTS.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                                   FORM N-Q
                                 July 31, 2016
                                  (UNAUDITED)

                               Table of Contents

          DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES..............   5

          SCHEDULES OF INVESTMENTS
             Enhanced U.S. Large Company Portfolio................   7
             U.S. Large Cap Value Portfolio.......................  11
             U.S. Targeted Value Portfolio........................  12
             U.S. Small Cap Value Portfolio.......................  42
             U.S. Core Equity 1 Portfolio.........................  66
             U.S. Core Equity 2 Portfolio......................... 119
             U.S. Vector Equity Portfolio......................... 173
             U.S. Small Cap Portfolio............................. 226
             U.S. Micro Cap Portfolio............................. 266
             DFA Real Estate Securities Portfolio................. 299
             Large Cap International Portfolio.................... 304
             International Core Equity Portfolio.................. 332
             International Small Company Portfolio................ 431
             Japanese Small Company Portfolio..................... 433
             Asia Pacific Small Company Portfolio................. 434
             United Kingdom Small Company Portfolio............... 435
             Continental Small Company Portfolio.................. 436
             DFA International Real Estate Securities Portfolio... 437
             DFA Global Real Estate Securities Portfolio.......... 445
             DFA International Small Cap Value Portfolio.......... 450
             International Vector Equity Portfolio................ 496
             World ex U.S. Value Portfolio........................ 586
             World ex U.S. Targeted Value Portfolio............... 588
             World ex U.S. Core Equity Portfolio.................. 657
             Selectively Hedged Global Equity Portfolio........... 789
             Emerging Markets Portfolio........................... 791
             Emerging Markets Small Cap Portfolio................. 792
             Emerging Markets Value Portfolio..................... 793
             Emerging Markets Core Equity Portfolio............... 794
             U.S. Large Cap Equity Portfolio...................... 879
             DFA Commodity Strategy Portfolio..................... 899
             DFA One-Year Fixed Income Portfolio.................. 905
             DFA Two-Year Global Fixed Income Portfolio........... 910
             DFA Selectively Hedged Global Fixed Income Portfolio. 915
             DFA Short-Term Government Portfolio.................. 921
             DFA Five-Year Global Fixed Income Portfolio.......... 923

          DFA World ex U.S. Government Fixed Income Portfolio.......  928
          DFA Intermediate Government Fixed Income Portfolio........  931
          DFA Short-Term Extended Quality Portfolio.................  933
          DFA Intermediate-Term Extended Quality Portfolio..........  943
          DFA Targeted Credit Portfolio.............................  952
          DFA Investment Grade Portfolio............................  960
          DFA Inflation-Protected Securities Portfolio..............  977
          DFA Short-Term Municipal Bond Portfolio...................  979
          DFA Intermediate-Term Municipal Bond Portfolio............  989
          DFA California Short-Term Municipal Bond Portfolio........ 1002
          DFA California Intermediate-Term Municipal Bond Portfolio. 1010
          DFA NY Municipal Bond Portfolio........................... 1017
          Dimensional Retirement Income Fund........................ 1022
          Dimensional 2045 Target Date Retirement Income Fund....... 1024
          Dimensional 2050 Target Date Retirement Income Fund....... 1026
          Dimensional 2055 Target Date Retirement Income Fund....... 1028
          Dimensional 2060 Target Date Retirement Income Fund....... 1030
          Dimensional 2005 Target Date Retirement Income Fund....... 1032
          Dimensional 2010 Target Date Retirement Income Fund....... 1034
          Dimensional 2015 Target Date Retirement Income Fund....... 1036
          Dimensional 2020 Target Date Retirement Income Fund....... 1038
          Dimensional 2025 Target Date Retirement Income Fund....... 1040
          Dimensional 2030 Target Date Retirement Income Fund....... 1042
          Dimensional 2035 Target Date Retirement Income Fund....... 1044
          Dimensional 2040 Target Date Retirement Income Fund....... 1046
          DFA Short-Duration Real Return Portfolio.................. 1048
          DFA Municipal Real Return Portfolio....................... 1057
          DFA Municipal Bond Portfolio.............................. 1064
          CSTG&E U.S. Social Core Equity 2 Portfolio................ 1072
          CSTG&E International Social Core Equity Portfolio......... 1107
          World Core Equity Portfolio............................... 1154
          DFA LTIP Portfolio........................................ 1156
          U.S. Social Core Equity 2 Portfolio....................... 1158
          U.S. Sustainability Core 1 Portfolio...................... 1204
          International Sustainability Core 1 Portfolio............. 1241
          DFA International Value ex Tobacco Portfolio.............. 1301
          International Social Core Equity Portfolio................ 1303
          Emerging Markets Social Core Equity Portfolio............. 1376
          Tax Managed U.S. Marketwide Value Portfolio............... 1444
          Tax Managed U.S. Equity Portfolio......................... 1445
          Tax Managed U.S. Targeted Value Portfolio................. 1491
          Tax Managed U.S. Small Cap Portfolio...................... 1522
          T.A. U.S. Core Equity 2 Portfolio......................... 1558
          Tax-Managed DFA International Value Portfolio............. 1610
          T.A. World ex U.S. Core Equity Portfolio.................. 1622
          LWAS/DFA International High Book to Market Portfolio...... 1770

                VA U.S. Targeted Value Portfolio............. 1771
                VA U.S. Large Value Portfolio................ 1797
                VA International Value Portfolio............. 1805
                VA International Small Portfolio............. 1816
                VA Short-Term Fixed Portfolio................ 1872
                VA Global Bond Portfolio..................... 1876
                VIT Inflation-Protected Securities Portfolio. 1880
                DFA VA Global Moderate Allocation Portfolio.. 1882
                U.S. Large Cap Growth Portfolio.............. 1884
                U.S. Small Cap Growth Portfolio.............. 1892
                International Large Cap Growth Portfolio..... 1905
                International Small Cap Growth Portfolio..... 1917
                DFA Social Fixed Income Portfolio............ 1943

             NOTES TO SCHEDULES OF INVESTMENTS
                Organization................................. 1949
                Security Valuation........................... 1949
                Financial Instruments........................ 1951
                Federal Tax Cost............................. 1967
                Other........................................ 1968
                Subsequent Event Evaluations................. 1969

             THE DFA INVESTMENT TRUST COMPANY

             SCHEDULES OF INVESTMENTS
                The U.S. Large Cap Value Series.............. 1970
                The DFA International Value Series........... 1978
                The Japanese Small Company Series............ 1990
                The Asia Pacific Small Company Series........ 2022
                The United Kingdom Small Company Series...... 2040
                The Continental Small Company Series......... 2049
                The Emerging Markets Series.................. 2074
                The Emerging Markets Small Cap Series........ 2098
                The Tax-Managed U.S. Marketwide Value Series. 2168

             NOTES TO SCHEDULES OF INVESTMENTS
                Organization................................. 2190
                Security Valuation........................... 2190
                Financial Instruments........................ 2191
                Federal Tax Cost............................. 2193
                Other........................................ 2193
                Subsequent Event Evaluations................. 2194

             DIMENSIONAL EMERGING MARKETS VALUE FUND          2195

             SCHEDULE OF INVESTMENTS

           NOTES TO SCHEDULE OF INVESTMENTS
              Organization..................................... 2241
              Security Valuation............................... 2241
              Financial Instruments............................ 2242
              Federal Tax Cost................................. 2243
              Subsequent Event Evaluations..................... 2243

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       THE DFA INVESTMENT TRUST COMPANY
                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments
------------------------

Investment Abbreviations
   ADR                    American Depositary Receipt
   AGM                    Assured Guaranty Municipal Corporation
   AMBAC                  American Municipal Bond Assurance Corporation
   ASSURED GTY            Assured Guaranty
   BAN                    Bond Anticipation Notes
   CP                     Certificate Participation
   ETM                    Escrowed to Maturity
   FGIC                   Federal Guaranty Insurance Corporation
   FSA                    Financial Security Assurance
   GDR                    Global Depositary Receipt
   GO                     General Obligation
   GO OF AUTH             General Obligation of Authority
   GO OF DIST             General Obligation of District
   GO OF CMNWLTH          General Obligation of Commonwealth
   GO OF UNIV             General Obligation of University
   NATL-RE                Credit rating enhanced by guaranty or insurance
                          from National Public Finance Guarantee Corp.
   NATL-RE FGIC           National Public Finance Guarantee Corp. Re-insures
                          Financial Guaranty Insurance Co.
   P.L.C.                 Public Limited Company
   PSF-GTD                Public School Fund Guarantee
   RB                     Revenue Bond
   REIT                   Real Estate Investment Trust
   RN                     Revenue Note
   SA                     Special Assessment
   SCH BD RES FD          School Board Resolution Fund
   SCH BD GTY             School Bond Guaranty
   SCSDE                  South Carolina State Department of Education
   SD CRED PROG           School District Credit Program
   SPDR                   Standard & Poor's Depositary Receipts
   ST                     Special Tax
   ST AID WITHHLDG        State Aid Withholding
   TAN                    Tax Anticipation Notes
   TRANS                  Tax and Revenue Anticipation Notes
   UP                     Unrefunded Portion
   AUD                    Australian Dollars
   CAD                    Canadian Dollars
   DKK                    Danish Krone
   EUR                    Euro
   GBP                    British Pounds
   JPY                    Japanese Yen
   NOK                    Norwegian Krone
   NZD                    New Zealand Dollars
   SEK                    Swedish Krona
   SGD                    Singapore Dollars
   USD                    United States Dollars

Investment Footnotes

     +           See Security Valuation Note within the Notes to Schedules of
                 Investments.
     ++          Securities have generally been fair valued. See Security
                 Valuation Note within the Notes to Schedules of Investments.
     **          Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other
                 Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities
                 within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
     *           Non-Income Producing Securities.
     #           Total or Partial Securities on Loan.
     @           Security purchased with cash proceeds from Securities on Loan.
     ^           Denominated in USD, unless otherwise noted.
     ^^          See Federal Tax Cost Note within the Notes to Schedules of
                 Investments.
     (degrees)   Security is being fair valued as of July 31, 2016.
     --          Amounts designated as -- are either zero or rounded to zero.
     (S)         Affiliated Fund.
     ##          Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The Fund's Advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
     ++          Security pledged as collateral for the Open Futures Contracts.
     ++          Security pledged as collateral for Swap Agreements.
     (r)         The adjustable/variable rate shown is effective as of July 31,
                 2016.
     (currency)  Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------

     CPI         Consumer Price Index

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
BONDS -- (68.3%)

AUSTRALIA -- (4.7%)
ANZ New Zealand Int'l, Ltd.
       1.400%, 04/27/17.................................... $1,600  $ 1,603,280
Australia & New Zealand Banking Group, Ltd.
       1.500%, 01/16/18....................................  1,500    1,506,847
BHP Billiton Finance USA, Ltd.
       5.400%, 03/29/17....................................  1,000    1,027,285
Commonwealth Bank of Australia
       1.900%, 09/18/17....................................  3,250    3,277,404
Westpac Banking Corp.
       1.500%, 12/01/17....................................  2,500    2,511,740
                                                                    -----------
TOTAL AUSTRALIA............................................           9,926,556
                                                                    -----------
CANADA -- (5.3%)
Royal Bank of Canada
       1.200%, 01/23/17....................................    585      585,785
       1.250%, 06/16/17....................................  2,000    2,002,026
       1.500%, 01/16/18....................................  2,000    2,008,278
Thomson Reuters Corp.
       1.300%, 02/23/17....................................  1,023    1,023,744
Toronto-Dominion Bank (The)
       2.375%, 10/19/16....................................  1,500    1,504,885
       1.625%, 03/13/18....................................  1,000    1,007,997
       1.400%, 04/30/18....................................  3,000    3,013,932
                                                                    -----------
TOTAL CANADA...............................................          11,146,647
                                                                    -----------
DENMARK -- (0.7%)
Kommunekredit
       1.125%, 01/16/18....................................  1,500    1,504,650
                                                                    -----------
FINLAND -- (2.1%)
Municipality Finance P.L.C.
       1.125%, 04/17/18....................................  4,500    4,511,223
                                                                    -----------
FRANCE -- (2.3%)
BNP Paribas SA
       1.375%, 03/17/17....................................  1,800    1,803,514
BPCE SA
       1.625%, 01/26/18....................................  1,000    1,003,797
Societe Generale SA
       2.750%, 10/12/17....................................  1,980    2,010,274
                                                                    -----------
TOTAL FRANCE...............................................           4,817,585
                                                                    -----------
GERMANY -- (8.9%)
Deutsche Bank AG
       6.000%, 09/01/17....................................    502      521,826
Erste Abwicklungsanstalt
       1.000%, 10/13/17....................................  1,800    1,798,402
       1.125%, 02/12/18....................................  2,000    2,000,362

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
GERMANY -- (Continued)
FMS Wertmanagement AoeR
        1.125%, 09/05/17................................... $5,000  $ 5,015,265
Landeskreditbank Baden-Wuerttemberg Foerderbank
        1.000%, 04/23/18...................................  5,500    5,504,526
State of North Rhine-Westphalia
        1.125%, 11/21/17...................................  3,000    3,004,500
        1.250%, 02/20/18...................................  1,000    1,002,960
                                                                    -----------
TOTAL GERMANY..............................................          18,847,841
                                                                    -----------
IRELAND -- (0.6%)
Actavis, Inc.
        1.875%, 10/01/17...................................  1,200    1,206,642
                                                                    -----------
JAPAN -- (3.3%)
Mizuho Bank, Ltd.
##      1.550%, 10/17/17...................................    350      350,636
Nomura Holdings, Inc.
        2.000%, 09/13/16...................................    540      540,763
Sumitomo Mitsui Banking Corp.
        2.650%, 01/12/17...................................  1,000    1,006,170
Toyota Motor Credit Corp.
        1.750%, 05/22/17...................................  5,000    5,028,590
                                                                    -----------
TOTAL JAPAN................................................           6,926,159
                                                                    -----------
NETHERLANDS -- (3.7%)
Bank Nederlandse Gemeenten NV
        1.125%, 09/12/16...................................  5,000    5,002,550
        1.375%, 03/19/18...................................  1,000    1,006,600
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
        3.375%, 01/19/17...................................    830      838,823
Nederlandse Waterschapsbank NV
        1.250%, 01/16/18...................................  1,000    1,004,204
                                                                    -----------
TOTAL NETHERLANDS..........................................           7,852,177
                                                                    -----------
NORWAY -- (2.7%)
Kommunalbanken A.S.
        0.875%, 10/03/16...................................  5,000    5,001,385
        1.000%, 03/15/18...................................    750      750,651
                                                                    -----------
TOTAL NORWAY...............................................           5,752,036
                                                                    -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (1.9%)
European Bank for Reconstruction & Development
        1.375%, 10/20/16...................................  4,000    4,008,480
                                                                    -----------
SWEDEN -- (1.9%)
Kommuninvest I Sverige AB
        1.000%, 01/29/18...................................  3,000    3,003,261

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                              FACE
                                                             AMOUNT^
                                                              (000)    VALUE+
                                                             ------- ----------
SWEDEN -- (Continued)
Svenska Handelsbanken AB
       1.625%, 03/21/18..................................... $1,000  $1,006,540
                                                                     ----------
TOTAL SWEDEN................................................          4,009,801
                                                                     ----------
SWITZERLAND -- (1.8%)
ABB Finance USA, Inc.
       1.625%, 05/08/17.....................................  1,750   1,758,286
Credit Suisse AG New York
       1.375%, 05/26/17.....................................  1,400   1,400,106
UBS AG
       1.375%, 08/14/17.....................................    699     699,784
                                                                     ----------
TOTAL SWITZERLAND...........................................          3,858,176
                                                                     ----------
UNITED KINGDOM -- (2.4%)
Barclays Bank P.L.C.
       5.000%, 09/22/16.....................................  1,000   1,005,759
Diageo Capital P.L.C.
       1.500%, 05/11/17.....................................  1,500   1,506,180
HSBC USA, Inc.
       1.625%, 01/16/18.....................................  1,125   1,124,859
Vodafone Group P.L.C.
       5.625%, 02/27/17.....................................    715     733,469
       1.625%, 03/20/17.....................................    761     763,169
                                                                     ----------
TOTAL UNITED KINGDOM........................................          5,133,436
                                                                     ----------
UNITED STATES -- (26.0%)
Aetna, Inc.
       1.700%, 06/07/18.....................................    700     706,063
American Express Co.
       6.150%, 08/28/17.....................................    511     537,982
Amgen, Inc.
       2.500%, 11/15/16.....................................    410     412,160
Anthem, Inc.
       2.375%, 02/15/17.....................................  1,500   1,509,560
AT&T, Inc.
       2.400%, 03/15/17.....................................  1,500   1,512,513
Autodesk, Inc.
       1.950%, 12/15/17.....................................  1,000   1,003,186
Bank of America Corp.
       3.875%, 03/22/17.....................................    500     508,787
Becton Dickinson and Co.
       1.450%, 05/15/17.....................................  1,310   1,314,331
Berkshire Hathaway Finance Corp
       1.450%, 03/07/18.....................................  2,000   2,016,068
Berkshire Hathaway, Inc.
       1.550%, 02/09/18.....................................  4,000   4,037,916
Capital One Financial Corp.
       5.250%, 02/21/17.....................................  1,492   1,521,648
Cardinal Health, Inc.
       1.900%, 06/15/17.....................................  1,500   1,510,802

                                                              FACE
                                                             AMOUNT^
                                                              (000)    VALUE+
                                                             ------- ----------
UNITED STATES -- (Continued)
Caterpillar Financial Services Corp.
       1.500%, 02/23/18..................................... $1,500  $1,513,369
Chevron Corp.
       1.344%, 11/09/17.....................................  3,200   3,212,822
ConAgra Foods, Inc.
       1.900%, 01/25/18.....................................  1,000   1,008,141
Daimler Finance North America LLC
       1.450%, 08/01/16.....................................  1,000   1,000,000
eBay, Inc.
       1.350%, 07/15/17.....................................  1,068   1,069,377
Ecolab, Inc.
       3.000%, 12/08/16.....................................    622     626,549
International Business Machines Corp.
       1.125%, 02/06/18.....................................  1,500   1,506,419
       1.250%, 02/08/18.....................................  1,060   1,067,213
JPMorgan Chase & Co.
       2.000%, 08/15/17.....................................  1,000   1,008,403
KeyBank NA
       1.650%, 02/01/18.....................................  1,000   1,005,617
Laboratory Corp. of America Holdings
       2.200%, 08/23/17.....................................  1,097   1,105,976
McKesson Corp.
       1.292%, 03/10/17.....................................  1,000   1,001,709
Molson Coors Brewing Co.
       2.000%, 05/01/17.....................................  1,715   1,724,237
Morgan Stanley
       5.450%, 01/09/17.....................................  1,000   1,018,359
Mylan, Inc.
       1.350%, 11/29/16.....................................  1,000   1,000,562
National Rural Utilities Cooperative Finance Corp.
       0.950%, 04/24/17.....................................  1,800   1,799,719
NYSE Euronext
       2.000%, 10/05/17.....................................  1,500   1,515,435
ONEOK Partners L.P.
       6.150%, 10/01/16.....................................  1,000   1,006,466
Pfizer, Inc.
       1.200%, 06/01/18.....................................  5,000   5,019,385
Reinsurance Group of America, Inc.
       5.625%, 03/15/17.....................................  1,100   1,127,127
Reynolds American, Inc.
       3.500%, 08/04/16.....................................    800     800,056
Ryder System, Inc.
       5.850%, 11/01/16.....................................  1,141   1,154,230
Scripps Networks Interactive, Inc.
       2.700%, 12/15/16.....................................  1,000   1,005,771
Southern Co. (The)
       1.300%, 08/15/17.....................................  1,000   1,001,851
Stryker Corp.
       2.000%, 09/30/16.....................................  1,453   1,455,736

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                            FACE
                                                           AMOUNT^
                                                            (000)     VALUE+
                                                           ------- ------------
UNITED STATES -- (Continued)
UnitedHealth Group, Inc.
    6.000%, 06/15/17...................................... $ 1,500 $  1,564,159
Waste Management, Inc.
    2.600%, 09/01/16......................................     605      605,852
Wells Fargo Bank NA
    1.650%, 01/22/18......................................   1,500    1,511,341
                                                                   ------------
TOTAL UNITED STATES.......................................           55,026,897
                                                                   ------------
TOTAL BONDS...............................................          144,528,306
                                                                   ------------
U.S. TREASURY OBLIGATIONS -- (31.7%)
U.S. Treasury Notes
    0.750%, 10/31/17......................................  23,500   23,537,647
    0.875%, 11/15/17......................................  43,500   43,637,634
                                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS...........................           67,175,281
                                                                   ------------
TOTAL INVESTMENT SECURITIES...............................          211,703,587
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $211,195,858)^^.......         $211,703,587
                                                                   ============

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                   LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                 ----------- ------------ ------- ------------
Bonds
   Australia....................          -- $  9,926,556   --    $  9,926,556
   Canada.......................          --   11,146,647   --      11,146,647
   Denmark......................          --    1,504,650   --       1,504,650
   Finland......................          --    4,511,223   --       4,511,223
   France.......................          --    4,817,585   --       4,817,585
   Germany......................          --   18,847,841   --      18,847,841
   Ireland......................          --    1,206,642   --       1,206,642
   Japan........................          --    6,926,159   --       6,926,159
   Netherlands..................          --    7,852,177   --       7,852,177
   Norway.......................          --    5,752,036   --       5,752,036
   Supranational Organization
     Obligations................          --    4,008,480   --       4,008,480
   Sweden.......................          --    4,009,801   --       4,009,801
   Switzerland..................          --    3,858,176   --       3,858,176
   United Kingdom...............          --    5,133,436   --       5,133,436
   United States................          --   55,026,897   --      55,026,897
U.S. Treasury Obligations.......          --   67,175,281   --      67,175,281
Futures Contracts**............. $10,364,996           --   --      10,364,996
                                 ----------- ------------   --    ------------
TOTAL........................... $10,364,996 $211,703,587   --    $222,068,583
                                 =========== ============   ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                        U.S. LARGE CAP VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                                    VALUE+
                                                                ---------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The U.S. Large Cap Value Series of  The DFA
  Investment Trust Company..................................... $17,433,573,815
                                                                ---------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $12,749,960,532)^^........................................ $17,433,573,815
                                                                ===============

Summary of the Portfolio's Master Fund's investments as of July 31, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                         U.S. TARGETED VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                           SHARES     VALUE+
                                                          --------- -----------
 COMMON STOCKS -- (87.5%)

 Consumer Discretionary -- (11.8%)
 *   1-800-Flowers.com, Inc. Class A.....................   348,011 $ 3,177,340
     A.H. Belo Corp. Class A.............................   100,069     517,357
     Aaron's, Inc........................................   452,206  10,830,334
 #   Abercrombie & Fitch Co. Class A.....................   371,557   7,694,945
     AMC Entertainment Holdings, Inc. Class A............    11,424     336,094
     AMCON Distributing Co...............................       850      76,972
 #*  America's Car-Mart, Inc.............................    58,111   2,038,534
 #   American Eagle Outfitters, Inc......................   236,662   4,240,983
 *   American Public Education, Inc......................   138,009   3,952,578
 #*  Apollo Education Group, Inc.........................   267,612   2,405,832
 #   Arctic Cat, Inc.....................................    99,249   1,549,277
     Ark Restaurants Corp................................    11,690     271,208
 #*  Ascena Retail Group, Inc............................ 1,003,592   8,159,203
 #*  Ascent Capital Group, Inc. Class A..................    88,201   1,501,181
 #*  AutoNation, Inc.....................................   185,640   9,903,894
 *   Ballantyne Strong, Inc..............................    68,354     356,808
 #*  Barnes & Noble Education, Inc.......................   315,830   3,650,995
 #   Barnes & Noble, Inc.................................   486,141   6,358,724
     Bassett Furniture Industries, Inc...................    51,875   1,339,931
     Beasley Broadcast Group, Inc. Class A...............    15,520      82,256
 #*  bebe stores, Inc....................................    26,502      20,934
 *   Belmond, Ltd. Class A...............................   670,427   7,703,206
     Big 5 Sporting Goods Corp...........................   169,231   1,787,079
 *   Biglari Holdings, Inc...............................     1,510     626,816
 *   Boot Barn Holdings, Inc.............................     9,900     106,524
     Bowl America, Inc. Class A..........................    14,589     211,832
 *   Bravo Brio Restaurant Group, Inc....................     6,000      49,320
 *   Bridgepoint Education, Inc..........................   163,816   1,168,008
 *   Build-A-Bear Workshop, Inc..........................   129,751   1,768,506
 #*  Cabela's, Inc.......................................    34,108   1,760,996
 #   Cable One, Inc......................................     2,205   1,155,155
 #*  Caesars Entertainment Corp..........................     6,596      45,512
 *   CafePress, Inc......................................     2,300       7,222
 #   CalAtlantic Group, Inc..............................   518,417  18,771,880
     Caleres, Inc........................................   383,997  10,106,801
     Callaway Golf Co....................................   938,476  10,041,693
 *   Cambium Learning Group, Inc.........................    40,900     197,956
     Canterbury Park Holding Corp........................     9,680     105,512
 *   Career Education Corp...............................   602,027   4,160,007
 *   Carmike Cinemas, Inc................................   180,323   5,557,555
 #   Carriage Services, Inc..............................   112,851   2,743,408
 #   Cato Corp. (The) Class A............................   142,217   5,087,102
 *   Cavco Industries, Inc...............................    82,500   8,198,850
 *   Century Casinos, Inc................................     4,989      31,830
 *   Century Communities, Inc............................    25,760     455,952
 *   Charles & Colvard, Ltd..............................    35,582      35,938
 #*  Chegg, Inc..........................................    15,435      83,195
     Chico's FAS, Inc....................................   602,083   7,231,017
 #   Children's Place, Inc. (The)........................   123,450  10,317,951
 *   Christopher & Banks Corp............................   192,272     390,312
     Citi Trends, Inc....................................   122,920   2,050,306

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
 Consumer Discretionary -- (Continued)
     Columbia Sportswear Co................................  33,726 $ 1,930,813
 #*  Conn's, Inc........................................... 100,646     715,593
 *   Container Store Group, Inc. (The).....................  17,084      94,475
 #   Cooper Tire & Rubber Co............................... 442,138  14,586,133
 *   Cooper-Standard Holding, Inc..........................  71,003   6,251,814
     Core-Mark Holding Co., Inc............................ 255,520  12,510,259
     CSS Industries, Inc...................................  17,513     460,767
     Culp, Inc.............................................  45,805   1,306,817
 *   Cumulus Media, Inc. Class A........................... 582,049     222,576
 #   Dana Holding Corp.....................................  24,874     339,281
 *   Deckers Outdoor Corp.................................. 383,113  25,289,289
 *   Del Frisco's Restaurant Group, Inc.................... 136,816   2,041,295
 #*  Del Taco Restaurants, Inc.............................  37,336     392,401
 *   Delta Apparel, Inc....................................  33,047     789,493
     Destination Maternity Corp............................  15,574      87,526
 #*  Destination XL Group, Inc.............................  13,396      69,123
 #   DeVry Education Group, Inc............................ 414,032   9,220,493
 #   Dillard's, Inc. Class A............................... 250,847  16,977,325
 *   Dixie Group, Inc. (The)...............................  47,282     174,943
     Dover Motorsports, Inc................................  16,790      35,259
 *   DreamWorks Animation SKG, Inc. Class A................ 238,097   9,754,834
 #   DSW, Inc. Class A..................................... 862,535  20,925,099
     Educational Development Corp..........................     200       2,688
 #*  El Pollo Loco Holdings, Inc...........................  16,010     210,692
 *   Eldorado Resorts, Inc.................................  23,251     335,977
 *   Emerson Radio Corp....................................  89,291      58,495
 *   Emmis Communications Corp. Class A....................   3,854      15,069
     Entercom Communications Corp. Class A.................  88,815   1,297,587
 #   Escalade, Inc.........................................   9,081      97,439
 #   Ethan Allen Interiors, Inc............................ 242,842   8,433,903
 *   EVINE Live, Inc.......................................  57,166     108,044
 #*  EW Scripps Co. (The) Class A.......................... 623,952  10,582,226
 *   Express, Inc.......................................... 869,213  13,003,426
 #*  Federal-Mogul Holdings Corp........................... 234,945   2,076,914
 #   Finish Line, Inc. (The) Class A....................... 370,059   8,041,382
     Flanigan's Enterprises, Inc...........................   2,074      49,299
     Flexsteel Industries, Inc.............................  34,262   1,408,168
 #*  Fossil Group, Inc..................................... 112,800   3,564,480
 #   Fred's, Inc. Class A.................................. 267,215   4,246,046
 *   FTD Cos., Inc......................................... 236,197   5,978,146
 #*  G-III Apparel Group, Ltd.............................. 162,169   6,491,625
 #   GameStop Corp. Class A................................ 786,247  24,334,345
 *   Gaming Partners International Corp....................  15,922     152,055
     Gannett Co., Inc...................................... 713,229   9,100,802
 #*  Genesco, Inc.......................................... 173,276  12,028,820
 #   Gentex Corp...........................................  29,565     522,414
 *   Global Eagle Entertainment, Inc.......................  12,538     102,812
     Graham Holdings Co. Class B...........................  42,423  21,348,951
 *   Gray Television, Inc.................................. 390,365   3,864,613
 *   Green Brick Partners, Inc.............................  75,628     533,934
 #   Group 1 Automotive, Inc............................... 165,440  10,310,221
 #   Guess?, Inc........................................... 684,932  10,082,199
     Harte-Hanks, Inc...................................... 325,974     541,117

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Consumer Discretionary -- (Continued)
    Haverty Furniture Cos., Inc..........................   117,055 $ 2,157,324
    Haverty Furniture Cos., Inc. Class A.................       844      15,922
*   Helen of Troy, Ltd...................................   153,174  15,257,662
*   Hemisphere Media Group, Inc..........................     1,861      23,616
#*  hhgregg, Inc.........................................   125,798     261,660
    Hooker Furniture Corp................................    68,884   1,593,287
*   Horizon Global Corp..................................    27,857     363,534
*   Houghton Mifflin Harcourt Co.........................   114,770   1,945,351
#*  Iconix Brand Group, Inc..............................   315,585   2,272,212
*   Insignia Systems, Inc................................     3,334       7,301
#   International Game Technology P.L.C..................   241,422   5,045,720
    International Speedway Corp. Class A.................   128,222   4,330,057
*   Intrawest Resorts Holdings, Inc......................    45,528     661,977
#*  iRobot Corp..........................................    31,078   1,178,478
*   J Alexander's Holdings, Inc..........................     5,684      54,396
#*  JAKKS Pacific, Inc...................................    54,360     501,199
#*  JC Penney Co., Inc................................... 1,301,742  12,574,828
    John Wiley & Sons, Inc. Class A......................   114,497   6,606,477
    Johnson Outdoors, Inc. Class A.......................    32,169     979,546
*   K12, Inc.............................................   202,591   2,508,077
#   KB Home..............................................    47,947     752,768
*   Kirkland's, Inc......................................   101,465   1,546,327
#*  Kona Grill, Inc......................................     6,959      86,987
*   La Quinta Holdings, Inc..............................   330,795   4,091,934
    La-Z-Boy, Inc........................................   461,610  13,949,854
*   Lakeland Industries, Inc.............................    27,901     282,916
#*  Lands' End, Inc......................................     2,034      28,903
    Lennar Corp. Class B.................................    37,738   1,416,685
#*  LGI Homes, Inc.......................................    38,288   1,314,427
    Libbey, Inc..........................................     3,404      63,621
*   Liberty TripAdvisor Holdings, Inc. Class A...........   423,188  10,016,860
*   Liberty Ventures Series A............................   384,550  14,501,380
    Lifetime Brands, Inc.................................    67,515     904,026
*   Lincoln Educational Services Corp....................    11,206      19,610
#   Lithia Motors, Inc. Class A..........................    14,000   1,208,060
#*  Loral Space & Communications, Inc....................    10,142     356,288
*   Luby's, Inc..........................................   138,504     642,659
*   M/I Homes, Inc.......................................   154,973   3,494,641
*   Madison Square Garden Co. (The) Class A..............   135,250  24,722,347
    Marcus Corp. (The)...................................   106,855   2,366,838
*   MarineMax, Inc.......................................   239,634   4,840,607
#   Marriott Vacations Worldwide Corp....................   249,965  19,072,329
#*  McClatchy Co. (The) Class A..........................    28,206     545,504
#   MDC Holdings, Inc....................................   277,275   7,297,878
#*  Media General, Inc...................................   654,085  11,505,355
#   Meredith Corp........................................   230,110  12,536,393
#*  Meritage Homes Corp..................................   267,052   9,718,022
*   Modine Manufacturing Co..............................   292,240   2,805,504
*   Monarch Casino & Resort, Inc.........................    21,903     510,997
*   Motorcar Parts of America, Inc.......................    74,329   2,083,442
    Movado Group, Inc....................................    89,034   2,011,278
*   MSG Networks, Inc. Class A...........................   315,119   5,057,660
    NACCO Industries, Inc. Class A.......................    39,737   2,236,001

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Consumer Discretionary -- (Continued)
*   New Home Co., Inc. (The).............................     2,007 $    19,769
    New Media Investment Group, Inc......................    51,295     905,870
*   New York & Co., Inc..................................   236,502     439,894
#   New York Times Co. (The) Class A.....................   794,769  10,316,102
*   Office Depot, Inc.................................... 1,980,615   6,852,928
*   Overstock.com, Inc...................................     4,100      66,830
    P&F Industries, Inc. Class A.........................     1,458      13,545
#*  Papa Murphy's Holdings, Inc..........................     9,379      65,653
#   Penske Automotive Group, Inc.........................   563,959  22,344,056
*   Perfumania Holdings, Inc.............................    13,797      31,733
*   Perry Ellis International, Inc.......................    97,306   2,084,295
#   Pier 1 Imports, Inc..................................   242,680   1,242,522
*   Potbelly Corp........................................    11,831     154,158
    PulteGroup, Inc...................................... 3,749,041  79,404,688
#*  Radio One, Inc. Class D..............................    26,961      86,275
    RCI Hospitality Holdings, Inc........................    69,237     737,374
*   Reading International, Inc. Class A..................    42,696     587,070
*   Red Lion Hotels Corp.................................    98,848     784,853
#*  Red Robin Gourmet Burgers, Inc.......................    60,729   2,936,854
*   Regis Corp...........................................   298,372   4,010,120
#   Rent-A-Center, Inc...................................   377,733   4,079,516
    Rocky Brands, Inc....................................    47,189     517,663
*   Ruby Tuesday, Inc....................................   428,101   1,729,528
#   Saga Communications, Inc. Class A....................    16,855     691,392
    Salem Media Group, Inc...............................    50,153     379,658
#   Scholastic Corp......................................   184,437   7,580,361
*   Sears Hometown and Outlet Stores, Inc................    16,932     116,492
*   Sequential Brands Group, Inc.........................     1,308      10,634
*   Shiloh Industries, Inc...............................    74,961     726,372
    Shoe Carnival, Inc...................................   109,362   2,877,314
*   Shutterfly, Inc......................................    26,486   1,408,790
#   Sinclair Broadcast Group, Inc. Class A...............    84,311   2,345,532
*   Sizmek, Inc..........................................   188,279     514,002
*   Skullcandy, Inc......................................   189,165   1,157,690
#*  Skyline Corp.........................................    27,646     254,896
#   Sonic Automotive, Inc. Class A.......................   290,097   5,273,963
#   Sotheby's............................................   217,281   7,037,732
*   Spanish Broadcasting System, Inc. Class A............    16,642      60,078
    Spartan Motors, Inc..................................   194,678   1,652,816
    Speedway Motorsports, Inc............................   212,022   3,746,429
#   Stage Stores, Inc....................................   183,777   1,089,798
    Standard Motor Products, Inc.........................   182,828   7,667,806
*   Stanley Furniture Co., Inc...........................    49,285     120,748
    Staples, Inc.........................................   960,002   8,918,419
*   Stoneridge, Inc......................................   117,023   1,951,944
#   Strattec Security Corp...............................    15,987     713,020
    Superior Industries International, Inc...............   152,979   4,675,038
    Superior Uniform Group, Inc..........................    20,800     334,256
*   Sypris Solutions, Inc................................    58,417      51,407
    Tailored Brands, Inc.................................   245,502   3,596,604
*   Tandy Leather Factory, Inc...........................    74,640     532,930
    TEGNA, Inc...........................................   807,242  17,678,600
#   Thor Industries, Inc.................................    71,265   5,454,623

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES       VALUE+
                                                       --------- --------------
Consumer Discretionary -- (Continued)
*   Tilly's, Inc. Class A.............................    77,421 $      440,525
    Time, Inc.........................................   846,389     13,821,532
#*  Toll Brothers, Inc................................ 1,713,331     47,990,401
*   TopBuild Corp.....................................    84,967      3,208,354
    Tower International, Inc..........................     9,500        219,260
*   Townsquare Media, Inc. Class A....................     2,484         20,319
*   Trans World Entertainment Corp....................    56,939        202,133
*   TRI Pointe Group, Inc............................. 1,009,485     13,577,573
#*  Tuesday Morning Corp..............................   306,063      2,414,837
*   Tumi Holdings, Inc................................   111,992      2,995,786
*   UCP, Inc. Class A.................................    27,694        232,630
*   Unifi, Inc........................................    96,247      2,601,556
*   Universal Electronics, Inc........................    88,708      6,860,677
    Universal Technical Institute, Inc................    28,919         68,538
#*  Vera Bradley, Inc.................................   273,027      3,975,273
*   Vince Holding Corp................................    16,655         83,275
*   Vista Outdoor, Inc................................   193,265      9,672,913
    Visteon Corp......................................    55,365      3,880,533
#*  Vitamin Shoppe, Inc...............................   248,194      7,262,156
*   VOXX International Corp...........................   117,735        311,998
*   WCI Communities, Inc..............................    99,984      1,682,731
#   Wendy's Co. (The)................................. 2,548,979     24,623,137
*   West Marine, Inc..................................   135,890      1,190,396
#   Weyco Group, Inc..................................    28,033        783,242
#*  William Lyon Homes Class A........................   174,459      3,026,864
#   Winnebago Industries, Inc.........................   214,906      5,106,167
#   Wolverine World Wide, Inc.........................   492,852     12,069,945
*   Zagg, Inc.........................................   400,216      2,533,367
#*  Zumiez, Inc.......................................   215,320      3,656,134
                                                                 --------------
Total Consumer Discretionary..........................            1,076,391,935
                                                                 --------------
Consumer Staples -- (3.2%)
#   Alico, Inc........................................    20,116        595,031
*   Alliance One International, Inc...................    48,165        833,255
    Andersons, Inc. (The).............................   187,535      6,935,044
*   Bridgford Foods Corp..............................     1,048         14,358
#   Casey's General Stores, Inc.......................     3,459        461,915
*   CCA Industries, Inc...............................    20,184         64,488
#*  Central Garden & Pet Co...........................    79,373      1,925,589
*   Central Garden & Pet Co. Class A..................   198,504      4,523,906
#*  Chefs' Warehouse, Inc. (The)......................    41,721        673,794
#*  Craft Brew Alliance, Inc..........................    81,717        959,358
*   Darling Ingredients, Inc..........................   844,991     13,333,958
#   Dean Foods Co.....................................   837,577     15,461,671
    Energizer Holdings, Inc...........................    35,839      1,846,784
#*  Female Health Co. (The)...........................     8,542         10,763
#   Fresh Del Monte Produce, Inc......................   319,974     18,190,522
    Golden Enterprises, Inc...........................    17,103        202,671
    Ingles Markets, Inc. Class A......................   105,595      4,100,254
    Ingredion, Inc....................................   354,037     47,171,890
#   Inter Parfums, Inc................................   169,377      5,511,528
#   John B. Sanfilippo & Son, Inc.....................    44,538      2,078,588
#*  Landec Corp.......................................   155,241      1,785,272

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Consumer Staples -- (Continued)
#   Limoneira Co........................................    16,887 $    298,731
*   Mannatech, Inc......................................     5,132       93,710
#   MGP Ingredients, Inc................................    71,435    3,071,705
*   Natural Alternatives International, Inc.............    29,487      314,331
#*  Natural Grocers by Vitamin Cottage, Inc.............     3,004       41,125
    Nature's Sunshine Products, Inc.....................     1,000       11,800
*   Nutraceutical International Corp....................    60,684    1,555,938
    Oil-Dri Corp. of America............................    23,992      898,500
*   Omega Protein Corp..................................   132,200    2,977,144
#   Orchids Paper Products Co...........................    54,419    1,671,207
    Pinnacle Foods, Inc.................................   554,202   27,826,482
#*  Post Holdings, Inc..................................   797,373   69,108,318
#   Sanderson Farms, Inc................................   106,337    9,314,058
*   Seaboard Corp.......................................     1,712    5,016,160
*   Seneca Foods Corp. Class A..........................    41,638    1,630,960
*   Seneca Foods Corp. Class B..........................       189        7,749
*   Smart & Final Stores, Inc...........................    11,429      157,606
    Snyder's-Lance, Inc.................................   489,768   16,779,452
    SpartanNash Co......................................   196,611    6,193,246
#*  TreeHouse Foods, Inc................................    19,365    1,998,274
*   United Natural Foods, Inc...........................   170,541    8,523,639
#   Universal Corp......................................   123,817    7,343,586
    Village Super Market, Inc. Class A..................    25,436      804,795
    Weis Markets, Inc...................................    90,016    4,651,127
                                                                   ------------
Total Consumer Staples..................................            296,970,282
                                                                   ------------
Energy -- (6.7%)
#*  Abraxas Petroleum Corp..............................    56,669       65,736
    Adams Resources & Energy, Inc.......................    18,736      567,139
#   Alon USA Energy, Inc................................   348,861    2,466,447
#*  Approach Resources, Inc.............................    28,800       47,808
    Archrock, Inc.......................................   380,966    3,394,407
#   Atwood Oceanics, Inc................................   288,585    3,082,088
*   Barnwell Industries, Inc............................    21,188       31,570
#*  Basic Energy Services, Inc..........................   241,957      169,370
#*  Bill Barrett Corp...................................   259,577    1,549,675
#*  Bonanza Creek Energy, Inc...........................   184,137      147,880
#   Bristow Group, Inc..................................   201,996    2,183,577
#   California Resources Corp...........................    38,559      395,615
*   Callon Petroleum Co.................................   566,167    6,448,642
#*  Clayton Williams Energy, Inc........................    65,029    2,452,244
#*  Cloud Peak Energy, Inc..............................   410,043    1,398,247
#*  Cobalt International Energy, Inc....................   128,376      191,280
#   CONSOL Energy, Inc.................................. 1,177,390   22,817,818
*   Contango Oil & Gas Co...............................   108,326      999,849
#   CVR Energy, Inc.....................................   243,334    3,601,343
*   Dawson Geophysical Co...............................   107,240      798,938
    Delek US Holdings, Inc..............................   390,223    4,885,592
#   Denbury Resources, Inc..............................   896,480    2,599,792
#   DHT Holdings, Inc...................................   784,906    3,657,662
#   Diamond Offshore Drilling, Inc...................... 1,178,704   26,780,155
#*  Dorian LPG, Ltd.....................................    63,483      391,690
#*  Dril-Quip, Inc......................................   101,219    5,509,350

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Energy -- (Continued)
*   ENGlobal Corp........................................    46,727 $    69,156
#   EnLink Midstream LLC.................................   174,763   2,696,593
#*  EP Energy Corp. Class A..............................   128,146     534,369
*   Era Group, Inc.......................................   128,054   1,124,314
*   Exterran Corp........................................   190,483   2,422,944
*   FMC Technologies, Inc................................   707,112  17,946,503
#*  Forum Energy Technologies, Inc.......................   551,896   9,012,462
#   GasLog, Ltd..........................................   316,516   4,231,819
#*  Gastar Exploration, Inc..............................   281,447     257,777
#*  Geospace Technologies Corp...........................    12,180     200,970
#   Green Plains, Inc....................................   209,866   4,759,761
    Gulf Island Fabrication, Inc.........................    84,278     712,992
#*  Gulfmark Offshore, Inc. Class A......................   154,301     447,473
*   Gulfport Energy Corp.................................   103,018   2,996,794
#   Hallador Energy Co...................................    15,105      81,718
#*  Harvest Natural Resources, Inc.......................     2,808       1,629
*   Helix Energy Solutions Group, Inc....................   827,562   6,570,842
#   Helmerich & Payne, Inc...............................   951,112  58,940,411
#   HollyFrontier Corp...................................   536,687  13,642,583
#*  Hornbeck Offshore Services, Inc......................   198,042   1,580,375
#*  ION Geophysical Corp.................................    13,798      69,128
*   Jones Energy, Inc. Class A...........................    26,654      98,620
#*  Kosmos Energy, Ltd...................................   168,381     934,514
#*  Matador Resources Co.................................   174,284   3,675,650
*   Matrix Service Co....................................   302,667   5,015,192
#*  McDermott International, Inc.........................   401,822   2,081,438
*   Mitcham Industries, Inc..............................    90,708     304,779
#   Murphy Oil Corp......................................   236,985   6,500,498
    Nabors Industries, Ltd............................... 2,128,914  19,160,226
*   Natural Gas Services Group, Inc......................    72,023   1,808,497
*   Newfield Exploration Co..............................   535,413  23,183,383
#*  Newpark Resources, Inc...............................   587,689   3,714,194
    Noble Corp. P.L.C.................................... 1,586,099  11,705,411
#   Nordic American Tankers, Ltd.........................     3,000      36,900
*   Northern Oil and Gas, Inc............................   214,370     848,905
#*  Oasis Petroleum, Inc.................................   499,244   3,794,254
#   Oceaneering International, Inc.......................   256,933   7,163,292
*   Oil States International, Inc........................   384,903  11,901,201
    Overseas Shipholding Group, Inc. Class A.............    26,040     333,052
#*  Pacific Ethanol, Inc.................................    26,505     181,029
    Panhandle Oil and Gas, Inc. Class A..................    42,628     697,394
*   Par Pacific Holdings, Inc............................     9,010     135,150
*   Parker Drilling Co...................................   746,864   1,546,008
#   Patterson-UTI Energy, Inc............................ 1,467,463  28,454,108
#   PBF Energy, Inc. Class A.............................   518,276  11,578,286
#*  PDC Energy, Inc......................................   128,746   7,051,418
*   PHI, Inc. Non-voting.................................    75,920   1,466,774
*   Pioneer Energy Services Corp.........................   559,533   1,762,529
#*  PrimeEnergy Corp.....................................       148       8,608
    QEP Resources, Inc................................... 1,069,023  19,456,219
    Range Resources Corp.................................   261,921  10,558,035
#*  Renewable Energy Group, Inc..........................   316,854   3,089,326
#*  REX American Resources Corp..........................    43,736   2,877,829

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Energy -- (Continued)
*   Rice Energy, Inc....................................   406,880 $  9,488,442
*   RigNet, Inc.........................................     4,757       56,846
*   Ring Energy, Inc....................................    53,736      426,664
#   Rowan Cos. P.L.C. Class A........................... 1,245,928   18,987,943
#*  RPC, Inc............................................     8,512      123,339
#*  RSP Permian, Inc....................................   545,293   19,603,283
    Scorpio Tankers, Inc................................ 1,259,398    5,994,734
#*  SEACOR Holdings, Inc................................   108,828    6,150,959
    SemGroup Corp. Class A..............................   129,655    3,754,809
#   Ship Finance International, Ltd.....................   271,698    4,102,640
#   SM Energy Co........................................   381,397   10,347,301
*   Southwestern Energy Co..............................   503,655    7,343,290
#   Superior Energy Services, Inc....................... 1,144,197   18,272,826
#*  Synergy Resources Corp..............................   982,691    6,397,318
#   Targa Resources Corp................................    79,499    2,962,133
#   Teekay Corp.........................................    43,011      266,668
#   Teekay Tankers, Ltd. Class A........................   554,949    1,637,099
    Tesco Corp..........................................   280,857    1,856,465
*   TETRA Technologies, Inc.............................   621,838    3,737,246
#   Tidewater, Inc......................................   259,954    1,110,004
#   Transocean, Ltd..................................... 1,990,443   21,874,969
*   Triangle Petroleum Corp.............................    80,171       17,197
#*  Unit Corp...........................................   352,924    4,411,550
#*  Vaalco Energy, Inc..................................   334,154      284,365
    Western Refining, Inc...............................   581,807   12,130,676
*   Whiting Petroleum Corp.............................. 1,305,006    9,617,894
*   Willbros Group, Inc.................................   373,010      764,670
    World Fuel Services Corp............................    25,423    1,210,135
*   WPX Energy, Inc..................................... 2,034,225   20,321,908
                                                                   ------------
Total Energy............................................            609,310,619
                                                                   ------------
Financials -- (23.5%)
#*  1st Constitution Bancorp............................     1,062       13,179
    1st Source Corp.....................................   115,481    3,881,316
    A-Mark Precious Metals, Inc.........................     3,647       62,218
#   Access National Corp................................    14,977      332,939
    Alexander & Baldwin, Inc............................   348,771   13,741,577
    Allied World Assurance Co. Holdings AG..............   871,993   35,742,993
*   Ambac Financial Group, Inc..........................   243,102    4,419,594
#   American Equity Investment Life Holding Co..........   507,984    8,092,185
    American Financial Group, Inc.......................   542,453   39,653,314
*   American Independence Corp..........................       360        8,892
    American National Bankshares, Inc...................    25,972      682,025
    American National Insurance Co......................    76,438    8,740,685
*   American River Bankshares...........................     7,244       73,961
#   Ameris Bancorp......................................   114,517    3,797,384
    AMERISAFE, Inc......................................    86,861    5,083,974
    AmeriServ Financial, Inc............................    36,909      114,787
*   Anchor Bancorp, Inc.................................     1,550       40,300
*   Arch Capital Group, Ltd.............................    68,353    4,964,478
    Argo Group International Holdings, Ltd..............   194,526   10,093,954
    Arrow Financial Corp................................     7,431      234,745
    Aspen Insurance Holdings, Ltd.......................   480,007   22,061,122

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
#   Associated Banc-Corp................................. 1,164,796 $21,665,206
    Assurant, Inc........................................   697,733  57,918,816
    Assured Guaranty, Ltd................................ 1,337,915  35,842,743
*   Asta Funding, Inc....................................    60,415     652,482
    Astoria Financial Corp...............................   591,172   8,672,493
    Atlantic American Corp...............................       864       3,491
*   Atlantic Coast Financial Corp........................     7,633      45,798
*   Atlanticus Holdings Corp.............................    66,128     197,723
*   Atlas Financial Holdings, Inc........................     9,298     160,019
    Auburn National Bancorporation, Inc..................       692      19,459
#*  AV Homes, Inc........................................    50,525     723,518
    Axis Capital Holdings, Ltd...........................   785,679  43,668,039
    Baldwin & Lyons, Inc. Class A........................       453      11,223
    Baldwin & Lyons, Inc. Class B........................    29,551     782,806
#   Banc of California, Inc..............................   204,787   4,542,176
    BancFirst Corp.......................................    46,136   3,025,138
    Bancorp of New Jersey, Inc...........................       500       5,555
#*  Bancorp, Inc. (The)..................................   228,941   1,213,387
#   BancorpSouth, Inc....................................   686,607  16,354,979
    Bank Mutual Corp.....................................   257,544   1,967,636
    Bank of Commerce Holdings............................    13,201      86,863
#   Bank of Marin Bancorp................................     4,896     242,744
    BankFinancial Corp...................................   116,939   1,426,656
    Banner Corp..........................................    73,006   3,047,270
#   Bar Harbor Bankshares................................    14,004     513,667
    BCB Bancorp, Inc.....................................     8,412      88,915
    Bear State Financial, Inc............................     4,812      45,906
    Beneficial Bancorp, Inc..............................   385,781   5,231,190
    Berkshire Hills Bancorp, Inc.........................   196,532   5,182,549
#   Blue Hills Bancorp, Inc..............................    18,642     265,649
#   BNC Bancorp..........................................    77,616   1,882,964
#   BOK Financial Corp...................................   373,323  24,351,859
    Boston Private Financial Holdings, Inc...............   698,196   8,462,136
#   Bridge Bancorp, Inc..................................    18,551     540,020
    Brookline Bancorp, Inc...............................   473,595   5,394,247
    Bryn Mawr Bank Corp..................................    75,093   2,202,478
*   BSB Bancorp, Inc.....................................     3,348      77,004
    C&F Financial Corp...................................     7,164     327,323
    Calamos Asset Management, Inc. Class A...............    91,324     635,615
#   California First National Bancorp....................     4,450      64,703
    Camden National Corp.................................    25,395   1,104,175
#   Capital Bank Financial Corp. Class A.................   151,183   4,518,860
    Capital City Bank Group, Inc.........................    71,468   1,022,707
#   Capitol Federal Financial, Inc....................... 1,018,304  14,429,368
    Cardinal Financial Corp..............................   241,171   6,212,565
*   Carolina Bank Holdings, Inc..........................       600      11,076
*   Cascade Bancorp......................................   181,233   1,022,154
    Cash America International, Inc......................   167,544   7,179,260
    Cathay General Bancorp...............................   361,681  10,843,196
    CenterState Banks, Inc...............................   289,278   4,819,371
    Central Pacific Financial Corp.......................   195,239   4,789,213
    Century Bancorp, Inc. Class A........................     4,650     203,019
    Charter Financial Corp...............................     8,359     109,001

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
    Chemical Financial Corp..............................   268,116 $11,094,640
#   Chemung Financial Corp...............................       681      21,547
#   Chicopee Bancorp, Inc................................     4,960      93,149
#   Citizens & Northern Corp.............................     7,202     153,475
#   Citizens Community Bancorp, Inc......................     6,617      67,096
    Citizens Holding Co..................................     1,603      35,458
#*  Citizens, Inc........................................    93,430     780,141
#   City Holding Co......................................    81,056   3,785,315
#   Clifton Bancorp, Inc.................................    83,678   1,253,496
    CNB Financial Corp...................................    18,213     336,030
#   CNO Financial Group, Inc............................. 1,174,038  20,393,040
    CoBiz Financial, Inc.................................   263,397   3,252,953
    Codorus Valley Bancorp, Inc..........................     5,306     112,540
    Columbia Banking System, Inc.........................   445,613  13,510,986
#   Community Bank System, Inc...........................   296,747  13,095,445
    Community Trust Bancorp, Inc.........................    87,398   3,039,702
    Community West Bancshares............................     5,040      38,102
*   CommunityOne Bancorp.................................       490       6,380
    ConnectOne Bancorp, Inc..............................    99,949   1,690,138
#   Consolidated-Tomoka Land Co..........................    16,359     800,446
*   Consumer Portfolio Services, Inc.....................   177,797     753,859
#*  Cowen Group, Inc. Class A............................   492,486   1,536,556
*   CU Bancorp...........................................     9,663     229,593
#*  Customers Bancorp, Inc...............................   190,963   4,915,388
#   CVB Financial Corp...................................   485,160   7,980,882
    Dime Community Bancshares, Inc.......................   265,643   4,595,624
    Donegal Group, Inc. Class A..........................    94,847   1,533,676
    Eagle Bancorp Montana, Inc...........................       600       8,022
    EMC Insurance Group, Inc.............................    92,136   2,554,931
#*  Emergent Capital, Inc................................     5,841      21,670
    Employers Holdings, Inc..............................   205,121   5,850,051
#*  Encore Capital Group, Inc............................   149,597   3,651,663
    Endurance Specialty Holdings, Ltd....................   548,770  37,113,315
#*  Enova International, Inc.............................    78,357     712,265
*   Enstar Group, Ltd....................................    32,840   5,470,816
#   Enterprise Bancorp, Inc..............................     8,287     196,153
    Enterprise Financial Services Corp...................    88,941   2,557,943
    ESSA Bancorp, Inc....................................    34,394     487,019
    Evans Bancorp, Inc...................................       615      15,676
    EverBank Financial Corp..............................   570,498  10,246,144
#*  Ezcorp, Inc. Class A.................................   330,669   2,995,861
    Farmers Capital Bank Corp............................    10,466     309,166
    Farmers National Banc Corp...........................     7,358      70,269
#   FBL Financial Group, Inc. Class A....................   134,590   8,394,378
*   FCB Financial Holdings, Inc. Class A.................    62,655   2,191,045
    Federal Agricultural Mortgage Corp. Class A..........       300      12,033
    Federal Agricultural Mortgage Corp. Class C..........    65,632   2,522,238
    Federated National Holding Co........................    87,619   1,835,618
#   Fidelity & Guaranty Life.............................    35,572     777,604
    Fidelity Southern Corp...............................   127,301   2,190,850
    Financial Institutions, Inc..........................    53,278   1,433,178
*   First Acceptance Corp................................    86,504     131,486
    First American Financial Corp........................   392,286  16,401,478

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
#*  First BanCorp(318672706).............................   664,325 $ 3,049,252
    First Bancorp(318910106).............................    78,611   1,471,598
    First Bancorp, Inc...................................    32,446     715,434
    First Bancshares, Inc. (The).........................     1,637      28,729
    First Busey Corp.....................................   130,800   2,946,924
    First Business Financial Services, Inc...............    13,036     309,084
#   First Citizens BancShares, Inc. Class A..............    22,692   5,894,928
    First Commonwealth Financial Corp....................   533,796   5,151,131
    First Community Bancshares, Inc......................    64,872   1,487,515
    First Connecticut Bancorp., Inc......................    19,431     312,839
    First Defiance Financial Corp........................    48,297   2,013,502
    First Financial Bancorp..............................   414,757   8,838,472
    First Financial Corp.................................    42,280   1,619,324
    First Financial Northwest, Inc.......................    99,309   1,388,340
*   First Foundation, Inc................................     2,458      58,525
#   First Horizon National Corp..........................    62,806     914,455
#   First Interstate BancSystem, Inc. Class A............   155,496   4,515,604
*   First Marblehead Corp. (The).........................    24,327     121,148
    First Merchants Corp.................................   237,317   6,217,705
    First Midwest Bancorp, Inc...........................   607,692  11,345,610
*   First NBC Bank Holding Co............................    98,583   1,876,034
    First Niagara Financial Group, Inc................... 1,370,892  13,955,681
    First of Long Island Corp. (The).....................     9,458     287,050
    First South Bancorp, Inc.............................     6,484      62,311
*   First United Corp....................................     5,808      58,080
    FirstMerit Corp...................................... 1,014,288  21,533,334
*   Flagstar Bancorp, Inc................................   246,951   6,521,976
    Flushing Financial Corp..............................   173,783   3,877,099
    FNB Corp............................................. 1,396,132  16,683,777
#*  FNFV Group...........................................     6,278      74,897
#*  Forestar Group, Inc..................................   289,294   3,552,530
#*  FRP Holdings, Inc....................................    15,245     554,613
#   Fulton Financial Corp................................ 1,583,837  21,619,375
    Gain Capital Holdings, Inc...........................   241,802   1,624,909
#   German American Bancorp, Inc.........................    27,811     945,574
#   Glacier Bancorp, Inc.................................   498,368  13,744,989
*   Global Indemnity P.L.C...............................    83,895   2,519,367
    Great Southern Bancorp, Inc..........................    63,997   2,508,682
    Great Western Bancorp, Inc...........................     2,940      97,520
*   Green Bancorp, Inc...................................       979       9,575
#*  Green Dot Corp. Class A..............................   436,436  10,561,751
#*  Greenlight Capital Re, Ltd. Class A..................   248,312   5,122,677
    Griffin Industrial Realty, Inc.......................    10,781     347,040
    Guaranty Bancorp.....................................    48,357     815,783
    Guaranty Federal Bancshares, Inc.....................       348       5,610
*   Hallmark Financial Services, Inc.....................   108,067   1,146,591
#   Hancock Holding Co...................................   667,042  19,337,548
    Hanmi Financial Corp.................................   270,781   6,639,550
#   Hanover Insurance Group, Inc. (The)..................   268,594  22,116,030
    Hawthorn Bancshares, Inc.............................       601       8,372
#   HCI Group, Inc.......................................    63,242   1,907,379
    Heartland Financial USA, Inc.........................    90,942   3,339,390
    Heritage Commerce Corp...............................   109,211   1,144,531

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
    Heritage Financial Corp..............................    98,912 $ 1,727,004
#   Heritage Insurance Holdings, Inc.....................    31,900     395,241
#   Heritage Oaks Bancorp................................     3,300      26,862
#*  Hilltop Holdings, Inc................................   701,218  15,272,528
#   Hingham Institution for Savings......................     2,100     275,100
*   HMN Financial, Inc...................................     4,634      63,764
    Home Bancorp, Inc....................................    12,610     364,933
*   HomeStreet, Inc......................................   133,585   2,978,946
*   HomeTrust Bancshares, Inc............................    45,628     838,643
*   Hope Bancorp, Inc....................................   603,794   9,280,314
    HopFed Bancorp, Inc..................................    11,678     133,012
    Horace Mann Educators Corp...........................   199,944   6,834,086
#   Horizon Bancorp......................................    25,617     704,980
    Iberiabank Corp......................................   329,293  20,570,934
    Independence Holding Co..............................    62,957   1,096,081
    Independent Bank Corp.(453836108)....................   189,915   9,535,632
    Independent Bank Corp.(453838609)....................    24,000     369,120
#   Independent Bank Group, Inc..........................    12,956     547,521
    Infinity Property & Casualty Corp....................    14,000   1,148,560
    International Bancshares Corp........................   424,648  11,643,848
*   INTL. FCStone, Inc...................................   103,495   3,015,844
#   Investment Technology Group, Inc.....................   184,878   3,087,463
#   Investors Bancorp, Inc............................... 3,242,132  36,830,620
    Investors Title Co...................................     6,047     607,724
    James River Group Holdings, Ltd......................     5,686     191,391
#   Janus Capital Group, Inc.............................   769,894  11,625,399
*   KCG Holdings, Inc. Class A...........................   510,675   7,726,513
#   Kearny Financial Corp................................    95,650   1,245,363
#   Kemper Corp..........................................   320,067  10,968,696
    Kentucky First Federal Bancorp.......................     2,420      19,989
    Kingstone Cos., Inc..................................     1,328      11,620
#*  Ladenburg Thalmann Financial Services, Inc...........    60,133     146,725
    Lake Shore Bancorp, Inc..............................       406       5,424
#   Lake Sunapee Bank Group..............................     6,518     120,192
    Lakeland Bancorp, Inc................................   175,916   2,095,160
    Lakeland Financial Corp..............................    23,500   1,206,725
    Landmark Bancorp, Inc................................     1,177      30,308
    LCNB Corp............................................       600      10,644
    LegacyTexas Financial Group, Inc.....................   304,212   8,676,126
    Legg Mason, Inc......................................   770,001  26,287,834
    Leucadia National Corp...............................     4,400      80,344
    Macatawa Bank Corp...................................   157,879   1,223,562
    Mackinac Financial Corp..............................    27,138     316,158
#   Maiden Holdings, Ltd.................................   475,159   6,637,971
    MainSource Financial Group, Inc......................   152,375   3,393,391
*   Malvern Bancorp, Inc.................................       500       7,830
    Marlin Business Services Corp........................    59,997   1,101,545
    MB Financial, Inc....................................   431,173  16,552,731
*   MBIA, Inc............................................   868,994   7,334,309
    MBT Financial Corp...................................    77,076     692,913
    Mercantile Bank Corp.................................    47,273   1,190,334
    Merchants Bancshares, Inc............................    25,580     812,932
#   Mercury General Corp.................................    38,335   2,122,609

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
    Meridian Bancorp, Inc................................   243,020 $ 3,572,394
    Meta Financial Group, Inc............................    33,609   1,838,076
    Mid Penn Bancorp, Inc................................       106       1,754
    Middleburg Financial Corp............................     1,531      43,052
#   MidSouth Bancorp, Inc................................    30,007     315,374
    MidWestOne Financial Group, Inc......................     9,148     264,835
    MutualFirst Financial, Inc...........................     7,316     210,189
    Nasdaq, Inc..........................................     6,843     484,211
    National Bank Holdings Corp. Class A.................   200,877   4,023,566
    National General Holdings Corp.......................   137,230   2,831,055
    National Interstate Corp.............................    88,751   2,878,195
    National Security Group, Inc. (The)..................     2,423      47,006
    National Western Life Group, Inc. Class A............     6,075   1,149,026
    Navient Corp......................................... 1,710,292  24,286,146
    Navigators Group, Inc. (The).........................    72,346   6,776,650
#   NBT Bancorp, Inc.....................................   259,994   7,753,021
    Nelnet, Inc. Class A.................................   205,711   8,312,782
#*  NewStar Financial, Inc...............................   258,751   2,644,435
*   Nicholas Financial, Inc..............................    12,795     136,651
*   NMI Holdings, Inc. Class A...........................   144,974     910,437
    Northeast Bancorp....................................     5,243      57,830
    Northeast Community Bancorp, Inc.....................    12,202      77,117
    Northfield Bancorp, Inc..............................   316,179   4,720,552
    Northrim BanCorp, Inc................................    26,362     748,681
#   Northwest Bancshares, Inc............................   722,979  10,779,617
#   Norwood Financial Corp...............................       368      10,311
    Ocean Shore Holding Co...............................     6,734     148,013
    OFG Bancorp..........................................   323,058   3,427,645
    Ohio Valley Banc Corp................................     2,740      59,650
    Old National Bancorp.................................   894,161  11,767,159
    Old Republic International Corp...................... 1,604,318  31,091,683
    Old Second Bancorp, Inc..............................    78,742     594,502
    OneBeacon Insurance Group, Ltd. Class A..............   148,204   2,076,338
    Oppenheimer Holdings, Inc. Class A...................    33,898     533,555
    Opus Bank............................................    72,017   2,324,709
    Oritani Financial Corp...............................   345,507   5,604,124
    Orrstown Financial Services, Inc.....................       573      11,082
    Pacific Continental Corp.............................    70,887   1,026,444
*   Pacific Mercantile Bancorp...........................    53,478     365,255
#   PacWest Bancorp......................................   960,021  39,696,868
    Park Sterling Corp...................................   194,873   1,504,420
    Peapack Gladstone Financial Corp.....................    44,800     899,136
#   Penns Woods Bancorp, Inc.............................     7,848     332,363
#   People's United Financial, Inc....................... 3,585,274  54,352,754
    Peoples Bancorp of North Carolina, Inc...............     2,810      57,549
    Peoples Bancorp, Inc.................................    98,693   2,215,658
#   Peoples Financial Services Corp......................     1,269      50,087
*   PHH Corp.............................................   366,279   5,351,336
*   PICO Holdings, Inc...................................   118,151   1,190,962
    Pinnacle Financial Partners, Inc.....................   308,200  16,368,502
#*  Piper Jaffray Cos....................................    60,533   2,502,434
    Popular, Inc.........................................   367,902  12,394,618
    Preferred Bank.......................................    54,924   1,794,367

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
    Premier Financial Bancorp, Inc.......................    21,525 $   384,006
#   Primerica, Inc.......................................   269,815  13,898,171
    PrivateBancorp, Inc..................................   293,571  12,975,838
    ProAssurance Corp....................................   223,663  11,554,431
#   Prosperity Bancshares, Inc...........................   555,571  28,384,122
    Provident Financial Holdings, Inc....................    40,998     799,051
    Provident Financial Services, Inc....................   332,870   6,707,331
    Prudential Bancorp, Inc..............................     4,416      63,016
    QCR Holdings, Inc....................................    12,850     380,874
#   RE/MAX Holdings, Inc. Class A........................    19,663     851,801
#*  Realogy Holdings Corp................................   262,294   8,128,491
*   Regional Management Corp.............................    54,594   1,026,367
    Reinsurance Group of America, Inc....................   530,767  52,678,625
#   RenaissanceRe Holdings, Ltd..........................   390,978  45,947,735
#   Renasant Corp........................................   257,624   8,300,645
    Republic Bancorp, Inc. Class A.......................    34,617   1,031,933
*   Republic First Bancorp, Inc..........................     2,800      12,292
    Resource America, Inc. Class A.......................    88,834     865,243
    Riverview Bancorp, Inc...............................    63,127     296,066
#   RLI Corp.............................................    52,818   3,600,603
    S&T Bancorp, Inc.....................................   182,826   4,660,235
*   Safeguard Scientifics, Inc...........................    90,660   1,171,327
    Safety Insurance Group, Inc..........................   124,156   7,908,737
    Sandy Spring Bancorp, Inc............................   126,048   3,761,272
*   Seacoast Banking Corp. of Florida....................   161,217   2,574,635
*   Security National Financial Corp. Class A............    24,507     129,887
*   Select Bancorp, Inc..................................       700       5,663
#   Selective Insurance Group, Inc.......................   325,922  12,763,106
    Shore Bancshares, Inc................................     5,813      68,361
    SI Financial Group, Inc..............................    11,828     158,140
    Sierra Bancorp.......................................    40,507     724,265
    Simmons First National Corp. Class A.................    77,892   3,579,137
#*  SLM Corp.............................................   251,768   1,810,212
    South State Corp.....................................   181,534  13,235,644
*   Southern First Bancshares, Inc.......................     3,747     101,394
    Southern Missouri Bancorp, Inc.......................     2,186      53,360
    Southern National Bancorp of Virginia, Inc...........     2,149      28,646
#   Southside Bancshares, Inc............................   118,322   3,619,470
    Southwest Bancorp, Inc...............................   113,283   2,199,956
    Southwest Georgia Financial Corp.....................     2,355      35,561
#   State Auto Financial Corp............................   149,653   3,379,165
#   State Bank Financial Corp............................   143,647   3,142,996
    State National Cos., Inc.............................    12,141     132,580
#   Sterling Bancorp..................................... 1,074,994  18,156,649
    Stewart Information Services Corp....................   143,384   6,138,269
#*  Stifel Financial Corp................................   192,342   6,799,290
    Stonegate Bank.......................................     7,759     245,883
*   Stratus Properties, Inc..............................     5,678      99,876
    Suffolk Bancorp......................................    91,874   3,023,573
#   Summit Financial Group, Inc..........................     2,750      54,038
    Summit State Bank....................................     2,721      37,414
#*  Sun Bancorp, Inc.....................................    35,963     767,450
    Sussex Bancorp.......................................       639       9,649

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
    Synovus Financial Corp...............................   536,582 $16,333,556
    Talmer Bancorp, Inc. Class A.........................   191,192   4,018,856
    TCF Financial Corp................................... 1,457,666  19,809,681
*   Tejon Ranch Co.......................................     8,434     221,561
    Territorial Bancorp, Inc.............................    32,726     880,329
*   Texas Capital Bancshares, Inc........................   208,954  10,142,627
    TheStreet, Inc.......................................   116,295     129,087
    Timberland Bancorp, Inc..............................    12,743     190,763
    Tiptree Financial, Inc. Class A......................   278,398   1,453,238
#   Tompkins Financial Corp..............................    52,154   3,793,682
    Towne Bank...........................................   189,547   4,350,104
*   Transcontinental Realty Investors, Inc...............       800       9,040
    Trico Bancshares.....................................   143,200   3,726,064
*   Trinity Place Holdings, Inc..........................    37,307     303,306
#*  TriState Capital Holdings, Inc.......................    36,807     525,236
    TrustCo Bank Corp. NY................................   712,484   4,723,769
#   Trustmark Corp.......................................   497,382  12,981,670
    Two River Bancorp....................................     1,955      21,857
#   UMB Financial Corp...................................   258,264  14,310,408
    Umpqua Holdings Corp................................. 2,214,443  33,725,967
    Union Bankshares Corp................................   286,083   7,678,468
    United Bancshares, Inc...............................       466       8,742
#   United Bankshares, Inc...............................   329,275  12,611,233
    United Community Bancorp.............................     1,645      24,387
    United Community Banks, Inc..........................   391,544   7,533,307
    United Community Financial Corp......................   159,782   1,060,952
    United Financial Bancorp, Inc........................   287,422   3,779,599
    United Fire Group, Inc...............................   125,128   5,255,376
#   United Insurance Holdings Corp.......................    82,365   1,306,309
*   United Security Bancshares...........................     2,224      13,388
    Unity Bancorp, Inc...................................    10,343     130,529
    Univest Corp. of Pennsylvania........................    73,791   1,556,252
    Validus Holdings, Ltd................................   689,270  34,070,616
    Valley National Bancorp.............................. 1,699,404  15,413,594
    Value Line, Inc......................................       506       9,143
#   Virtus Investment Partners, Inc......................    50,035   4,217,450
*   Walker & Dunlop, Inc.................................   243,026   5,752,425
    Washington Federal, Inc..............................   683,710  17,092,750
    Washington Trust Bancorp, Inc........................    83,374   3,164,877
    WashingtonFirst Bankshares, Inc......................     3,371      80,904
    Waterstone Financial, Inc............................   136,067   2,133,531
    Wayne Savings Bancshares, Inc........................       520       6,760
    Webster Financial Corp...............................   381,929  13,734,167
    WesBanco, Inc........................................   242,107   7,485,948
    West BanCorp, Inc....................................    57,387   1,090,353
    Westfield Financial, Inc.............................   125,966     991,352
    White Mountains Insurance Group, Ltd.................    12,489  10,257,465
    Wilshire Bancorp, Inc................................   466,086   5,005,764
    Wintrust Financial Corp..............................   395,865  20,901,672
#   WR Berkley Corp......................................   507,007  29,502,737
    WSFS Financial Corp..................................   127,135   4,473,881
    WVS Financial Corp...................................       111       1,304
    Yadkin Financial Corp................................     6,769     170,511

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Financials -- (Continued)
#   Zions Bancorporation.............................. 2,051,160 $   57,186,341
                                                                 --------------
Total Financials......................................            2,147,511,348
                                                                 --------------
Health Care -- (4.3%)
#   Aceto Corp........................................   159,870      4,110,258
#*  Acorda Therapeutics, Inc..........................   164,599      4,161,063
*   Addus HomeCare Corp...............................   144,245      2,720,461
#*  Adverum Biotechnologies, Inc......................     4,238         15,342
#*  Air Methods Corp..................................   351,662     11,706,828
*   Albany Molecular Research, Inc....................   132,273      1,910,022
*   Alere, Inc........................................   361,163     13,543,612
*   Allied Healthcare Products, Inc...................     2,597          1,702
#*  Allscripts Healthcare Solutions, Inc..............   821,233     11,595,810
*   Almost Family, Inc................................    68,016      2,706,357
#*  Amedisys, Inc.....................................    94,880      5,080,824
*   American Shared Hospital Services.................     4,548          9,551
#*  Amphastar Pharmaceuticals, Inc....................    31,715        513,149
*   Amsurg Corp.......................................   314,515     23,591,770
    Analogic Corp.....................................   118,864      9,986,953
*   AngioDynamics, Inc................................   207,234      3,438,012
*   Anika Therapeutics, Inc...........................    48,223      2,407,292
#*  Aratana Therapeutics, Inc.........................    15,372        116,673
*   Arrhythmia Research Technology, Inc...............       600          2,535
*   Aviragen Therapeutics, Inc........................     4,190          5,740
#*  Bio-Rad Laboratories, Inc. Class A................    44,504      6,457,085
*   BioScrip, Inc.....................................   223,453        572,040
*   BioTelemetry, Inc.................................     3,981         75,719
#*  Brookdale Senior Living, Inc......................   204,300      3,773,421
#   Catalyst Biosciences, Inc.........................     4,640          6,914
#*  Chimerix, Inc.....................................    37,600        150,024
#*  Community Health Systems, Inc.....................   622,823      7,953,450
#*  Concert Pharmaceuticals, Inc......................    13,575        155,977
#   CONMED Corp.......................................   169,792      6,900,347
*   Cross Country Healthcare, Inc.....................   138,952      2,031,478
    CryoLife, Inc.....................................   215,841      3,144,803
*   Cumberland Pharmaceuticals, Inc...................    90,380        426,594
*   Cutera, Inc.......................................    64,523        696,203
#*  Cynosure, Inc. Class A............................   151,145      8,306,929
*   Derma Sciences, Inc...............................     4,978         23,745
#*  Dicerna Pharmaceuticals, Inc......................     4,954         15,902
    Digirad Corp......................................    90,381        529,633
*   Electromed, Inc...................................    19,754         86,918
*   Emergent Biosolutions, Inc........................   345,788     11,545,861
    Ensign Group, Inc. (The)..........................    10,477        225,256
*   Enzo Biochem, Inc.................................   119,870        835,494
*   Exactech, Inc.....................................    52,951      1,431,266
*   Five Star Quality Care, Inc.......................   279,841        663,223
#*  Genesis Healthcare, Inc...........................    16,244         33,463
*   Haemonetics Corp..................................   411,521     12,477,317
*   Halyard Health, Inc...............................   365,875     12,655,616
*   Hanger, Inc.......................................   203,498      2,187,603
*   Harvard Bioscience, Inc...........................   184,929        527,048
*   HealthStream, Inc.................................    14,461        350,390

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Health Care -- (Continued)
#*          Healthways, Inc............................... 305,728 $  5,148,460
*           HMS Holdings Corp............................. 317,043    6,302,815
*           Icad, Inc.....................................   4,000       21,640
*           Impax Laboratories, Inc....................... 134,792    4,235,165
#*          InfuSystems Holdings, Inc.....................  17,749       52,360
*           Integer Holdings Corp......................... 232,884    5,172,354
#*          Integra LifeSciences Holdings Corp............  50,372    4,244,848
*           Interpace Diagnostics Group, Inc.............. 104,437       31,331
#           Invacare Corp................................. 223,222    2,571,517
*           Juniper Pharmaceuticals, Inc..................   1,600       12,064
#*          K2M Group Holdings, Inc.......................   9,540      159,890
            Kewaunee Scientific Corp......................   8,388      169,857
*           Kindred Biosciences, Inc......................   2,800       10,976
#           Kindred Healthcare, Inc....................... 579,348    7,102,806
            LeMaitre Vascular, Inc........................  47,423      815,676
*           LHC Group, Inc................................ 149,365    6,760,260
*           LifePoint Health, Inc......................... 435,950   25,799,521
*           Luminex Corp.................................. 201,668    4,321,745
*           Magellan Health, Inc.......................... 192,741   13,196,976
(degrees)*  Medcath Corp.................................. 103,153           --
#*          MediciNova, Inc...............................   8,263       51,231
*           Merit Medical Systems, Inc.................... 315,240    7,389,226
*           Misonix, Inc..................................   4,641       27,614
#*          Molina Healthcare, Inc........................ 333,464   18,944,090
            National HealthCare Corp......................  34,557    2,232,382
*           Nuvectra Corp.................................  74,611      493,179
*           Omnicell, Inc................................. 228,956    8,856,018
*           OraSure Technologies, Inc..................... 155,427    1,060,012
*           Orthofix International NV.....................  36,363    1,723,606
#           Owens & Minor, Inc............................ 356,777   12,740,507
*           PharMerica Corp............................... 186,106    4,942,975
#*          Prestige Brands Holdings, Inc................. 287,281   15,369,533
*           Providence Service Corp. (The)................ 147,050    7,112,808
*           PTC Therapeutics, Inc.........................  44,083      263,176
*           Quorum Health Corp............................ 177,027    1,927,824
*           RTI Surgical, Inc............................. 363,354    1,180,900
*           Sagent Pharmaceuticals, Inc...................  56,987    1,236,048
*           SciClone Pharmaceuticals, Inc................. 356,979    3,769,698
*           SeaSpine Holdings Corp........................  57,594      554,054
#*          Select Medical Holdings Corp.................. 762,887    8,773,200
            Span-America Medical Systems, Inc.............   7,621      134,282
#*          Stemline Therapeutics, Inc....................   7,200       53,280
#           Teleflex, Inc.................................  34,056    6,140,637
#*          Triple-S Management Corp. Class B............. 122,302    3,039,205
            Universal American Corp....................... 488,897    3,744,951
*           Vical, Inc....................................   2,400        9,960
*           WellCare Health Plans, Inc....................  83,363    8,903,168
*           Zogenix, Inc..................................   3,601       32,877
                                                                   ------------
Total Health Care.........................................          388,700,375
                                                                   ------------
Industrials -- (17.6%)
            AAR Corp...................................... 206,357    4,985,585
            ABM Industries, Inc........................... 396,831   14,766,082

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Industrials -- (Continued)
#   Acacia Research Corp.................................    25,386 $   137,338
*   ACCO Brands Corp.....................................   801,336   9,007,017
    Acme United Corp.....................................    12,718     275,472
#   Actuant Corp. Class A................................   463,607  11,010,666
#*  AECOM................................................ 1,097,816  38,961,490
*   Aegion Corp..........................................   188,383   3,865,619
*   AeroCentury Corp.....................................       782       7,214
*   Aerovironment, Inc...................................   204,129   5,787,057
#   AGCO Corp............................................   894,626  43,085,188
#   Air Lease Corp.......................................   862,007  24,834,422
*   Air Transport Services Group, Inc....................   415,994   6,023,593
#   Aircastle, Ltd.......................................   231,312   5,139,753
    Alamo Group, Inc.....................................    63,138   4,238,454
    Albany International Corp. Class A...................   177,292   7,504,770
*   Alpha PRO Tech, Ltd..................................    11,540      30,350
    Altra Industrial Motion Corp.........................   196,818   5,589,631
    AMERCO...............................................    75,871  30,007,739
*   Ameresco, Inc. Class A...............................    48,432     239,738
    American Railcar Industries, Inc.....................   121,307   5,096,107
    American Science & Engineering, Inc..................    30,513   1,126,235
#*  American Superconductor Corp.........................     1,882      17,277
*   AMREP Corp...........................................     7,243      40,633
#   Applied Industrial Technologies, Inc.................   290,912  13,658,318
*   ARC Document Solutions, Inc..........................   152,362     600,306
    ArcBest Corp.........................................   166,239   3,110,332
    Argan, Inc...........................................   130,753   6,031,636
*   Armstrong Flooring, Inc..............................     6,343     126,416
*   Arotech Corp.........................................     4,000      11,240
    Astec Industries, Inc................................   156,820   9,453,110
*   Atlas Air Worldwide Holdings, Inc....................   151,882   6,565,859
*   Avalon Holdings Corp. Class A........................     1,925       4,283
*   Avis Budget Group, Inc...............................   704,493  25,876,028
*   Babcock & Wilcox Enterprises, Inc....................    33,652     516,895
    Barnes Group, Inc....................................   347,033  13,162,962
*   Beacon Roofing Supply, Inc...........................   203,549   9,570,874
*   BlueLinx Holdings, Inc...............................    16,470     121,878
#*  BMC Stock Holdings, Inc..............................    24,968     508,099
    Brady Corp. Class A..................................   199,321   6,406,177
#   Briggs & Stratton Corp...............................   259,610   5,900,935
#*  Broadwind Energy, Inc................................     2,598      11,899
*   CAI International, Inc...............................   102,628     880,548
*   Casella Waste Systems, Inc. Class A..................    19,723     184,607
*   CBIZ, Inc............................................   364,262   3,937,672
    CDI Corp.............................................   120,446     761,219
    CECO Environmental Corp..............................    63,924     591,297
#   Celadon Group, Inc...................................   179,170   1,479,944
*   Chart Industries, Inc................................   237,702   7,135,814
    Chicago Bridge & Iron Co. NV.........................   295,640   9,995,588
    Chicago Rivet & Machine Co...........................     2,310      63,756
#   CIRCOR International, Inc............................   114,742   6,533,409
*   Civeo Corp...........................................   438,749     601,086
#   CLARCOR, Inc.........................................    22,361   1,392,196
#*  Clean Harbors, Inc...................................   232,877  11,974,535

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Industrials -- (Continued)
#*  Colfax Corp............................................ 225,219 $ 6,612,430
    Columbus McKinnon Corp................................. 115,309   1,912,976
    Comfort Systems USA, Inc...............................  33,741   1,025,052
*   Commercial Vehicle Group, Inc..........................  21,088      87,304
    CompX International, Inc...............................   5,019      59,726
*   Continental Building Products, Inc.....................  28,184     660,915
*   Continental Materials Corp.............................     125       2,096
#   Copa Holdings SA Class A............................... 197,000  13,199,000
#   Covanta Holding Corp................................... 873,438  13,992,477
*   Covenant Transportation Group, Inc. Class A............  96,954   2,184,374
*   CPI Aerostructures, Inc................................  30,852     203,623
*   CRA International, Inc.................................  53,420   1,475,460
    Cubic Corp............................................. 110,447   4,510,655
    Curtiss-Wright Corp.................................... 305,344  27,172,563
#*  DigitalGlobe, Inc...................................... 409,426  11,038,125
    Douglas Dynamics, Inc.................................. 219,537   5,883,592
*   Ducommun, Inc..........................................  61,787   1,194,961
#*  DXP Enterprises, Inc...................................   1,300      21,632
#*  Dycom Industries, Inc..................................  62,322   5,861,384
#   Dynamic Materials Corp.................................  69,117     707,758
    Eastern Co. (The)......................................  16,266     286,770
#*  Echo Global Logistics, Inc.............................  98,403   2,436,458
    Ecology and Environment, Inc. Class A..................   8,425      84,082
    EMCOR Group, Inc....................................... 210,046  11,699,562
    Encore Wire Corp....................................... 132,832   4,985,185
*   Energy Recovery, Inc...................................  42,440     454,108
    EnerSys................................................ 226,289  14,109,119
*   Engility Holdings, Inc.................................  69,481   2,017,728
    Ennis, Inc............................................. 152,457   2,640,555
    EnPro Industries, Inc.................................. 146,394   6,697,525
    ESCO Technologies, Inc................................. 146,694   6,212,491
#   Espey Manufacturing & Electronics Corp.................   7,809     202,761
    Essendant, Inc......................................... 232,109   4,651,464
#*  Esterline Technologies Corp............................ 139,267   8,471,612
#*  ExOne Co. (The)........................................     900       9,162
    Federal Signal Corp.................................... 683,045   8,982,042
    Fluor Corp............................................. 221,520  11,855,750
    Forward Air Corp.......................................  12,710     588,219
*   Franklin Covey Co...................................... 125,447   2,059,840
    Franklin Electric Co., Inc............................. 260,123  10,071,963
    FreightCar America, Inc................................  95,906   1,428,999
#*  FTI Consulting, Inc.................................... 313,044  13,410,805
*   Fuel Tech, Inc.........................................  51,222      81,443
    G&K Services, Inc. Class A.............................  52,174   4,184,877
#   GATX Corp.............................................. 231,825  10,369,532
*   Gencor Industries, Inc.................................  26,834     472,278
#   General Cable Corp..................................... 404,962   5,965,090
#*  Genesee & Wyoming, Inc. Class A........................ 383,821  24,852,410
*   Gibraltar Industries, Inc.............................. 165,612   5,842,791
*   Global Power Equipment Group, Inc......................  16,109      62,664
*   Golden Ocean Group, Ltd................................ 121,293      81,266
*   Goldfield Corp. (The)..................................  66,139     201,063
#   Gorman-Rupp Co. (The)..................................   6,650     180,149

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Industrials -- (Continued)
*   GP Strategies Corp...................................    75,573 $ 1,584,010
    Graham Corp..........................................    14,274     257,217
    Granite Construction, Inc............................   337,522  16,801,845
*   Great Lakes Dredge & Dock Corp.......................   359,406   1,595,763
#   Greenbrier Cos., Inc. (The)..........................   152,823   5,017,179
#   Griffon Corp.........................................   279,210   4,785,659
    H&E Equipment Services, Inc..........................    77,037   1,434,429
    Hardinge, Inc........................................    61,608     622,241
    Harsco Corp..........................................    26,200     256,498
#*  Hawaiian Holdings, Inc...............................   115,673   5,266,592
    Heidrick & Struggles International, Inc..............   135,959   2,645,762
*   Herc Holdings, Inc...................................     6,236     220,443
*   Heritage-Crystal Clean, Inc..........................    10,192     128,521
*   Hertz Global Holdings, Inc...........................    18,708     910,705
*   Hill International, Inc..............................   142,280     593,308
    Houston Wire & Cable Co..............................   143,392     831,674
*   Hub Group, Inc. Class A..............................   261,053  10,687,510
    Hudson Global, Inc...................................   119,294     242,167
*   Hudson Technologies, Inc.............................    73,261     360,444
    Hurco Cos., Inc......................................    41,642   1,108,926
*   Huron Consulting Group, Inc..........................   196,049  12,051,132
    Hyster-Yale Materials Handling, Inc..................    83,731   5,341,200
*   ICF International, Inc...............................   119,774   4,956,248
*   IES Holdings, Inc....................................    40,943     636,664
#*  InnerWorkings, Inc...................................   132,120   1,124,341
*   Innovative Solutions & Support, Inc..................     9,704      27,462
    Insteel Industries, Inc..............................   107,645   3,744,970
#*  Intersections, Inc...................................    43,923      76,426
    ITT, Inc.............................................   154,234   4,890,760
*   Jacobs Engineering Group, Inc........................ 1,318,143  70,547,013
*   JetBlue Airways Corp.................................   713,618  13,080,618
#   Joy Global, Inc......................................   396,773  10,962,838
    Kadant, Inc..........................................    37,631   2,067,447
#   Kaman Corp...........................................   198,139   8,551,679
    KBR, Inc.............................................    52,600     737,452
    Kelly Services, Inc. Class A.........................   198,377   4,060,777
    Kennametal, Inc......................................    21,750     540,705
*   Key Technology, Inc..................................    23,834     231,190
*   KEYW Holding Corp. (The).............................     2,299      23,542
    Kimball International, Inc. Class B..................    86,922     990,042
#*  Kirby Corp...........................................   456,529  24,876,265
#*  KLX, Inc.............................................   221,426   7,152,060
#   Knight Transportation, Inc...........................   664,667  19,827,017
    Korn/Ferry International.............................   411,882   9,477,405
#*  Kratos Defense & Security Solutions, Inc.............   450,380   1,986,176
*   Lawson Products, Inc.................................    38,474     630,974
*   Layne Christensen Co.................................    99,974     799,792
#   LB Foster Co. Class A................................    64,000     670,720
*   LMI Aerospace, Inc...................................    73,537     572,118
    LS Starrett Co. (The) Class A........................    24,580     295,206
    LSI Industries, Inc..................................   231,313   2,535,190
*   Lydall, Inc..........................................    86,161   3,849,673
#   Macquarie Infrastructure Corp........................    12,708     974,068

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Industrials -- (Continued)
#*  Manitex International, Inc...........................     9,272 $    68,891
#   Manitowoc Co., Inc. (The)............................   708,905   3,948,601
#*  Manitowoc Foodservice, Inc...........................   708,905  13,001,318
    ManpowerGroup, Inc...................................   254,797  17,682,912
    Marten Transport, Ltd................................   171,197   3,706,415
#*  MasTec, Inc..........................................   645,390  15,779,785
    Matson, Inc..........................................   299,403  11,188,690
    Matthews International Corp. Class A.................   249,024  14,968,833
    McGrath RentCorp.....................................   158,516   5,051,905
*   Mercury Systems, Inc.................................   290,216   7,522,399
*   MFRI, Inc............................................    27,948     213,243
    Miller Industries, Inc...............................    66,070   1,417,862
*   Mistras Group, Inc...................................   102,719   2,574,138
    Mobile Mini, Inc.....................................   341,020  11,086,560
*   Moog, Inc. Class A...................................   211,507  11,647,690
*   MRC Global, Inc......................................   909,864  12,037,501
    Mueller Industries, Inc..............................   398,446  13,563,102
    Mueller Water Products, Inc. Class A.................    39,914     473,380
#   Multi-Color Corp.....................................       644      41,590
*   MYR Group, Inc.......................................   136,588   3,369,626
    National Presto Industries, Inc......................     7,610     681,399
*   Navigant Consulting, Inc.............................   307,589   6,062,579
*   NL Industries, Inc...................................    87,722     260,534
#   NN, Inc..............................................   157,334   2,654,225
*   Northwest Pipe Co....................................    58,958     666,225
*   NOW, Inc.............................................    13,930     255,058
*   NV5 Global, Inc......................................    12,840     413,063
*   On Assignment, Inc...................................   388,384  14,350,789
    Orbital ATK, Inc.....................................   143,063  12,463,649
#*  Orion Energy Systems, Inc............................    75,467     105,654
#*  Orion Marine Group, Inc..............................    97,675     551,864
    Oshkosh Corp.........................................   455,776  25,108,700
#   Owens Corning........................................   610,631  32,308,486
#*  PAM Transportation Services, Inc.....................    20,356     407,731
    Park-Ohio Holdings Corp..............................    15,041     447,921
*   Patriot Transportation Holding, Inc..................     4,683      98,530
*   Pendrell Corp........................................    20,276      13,788
*   Perma-Fix Environmental Services.....................    15,435      69,766
    Powell Industries, Inc...............................    61,926   2,281,354
    Preformed Line Products Co...........................    21,066   1,029,495
#   Primoris Services Corp...............................   249,545   4,504,287
    Providence and Worcester Railroad Co.................     2,567      40,867
    Quad/Graphics, Inc...................................   108,446   2,750,191
    Quanex Building Products Corp........................   256,122   5,119,879
*   Quanta Services, Inc................................. 1,380,495  35,340,672
*   Radiant Logistics, Inc...............................    27,437      86,701
#   Raven Industries, Inc................................   176,334   3,660,694
*   RBC Bearings, Inc....................................    77,226   5,871,493
    RCM Technologies, Inc................................    41,207     237,352
    Regal Beloit Corp....................................   276,501  16,869,326
    Resources Connection, Inc............................   276,449   4,119,090
*   Roadrunner Transportation Systems, Inc...............   196,300   1,485,991
*   RPX Corp.............................................   289,440   2,914,661

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Industrials -- (Continued)
*   Rush Enterprises, Inc. Class A.......................   166,789 $ 3,832,811
*   Rush Enterprises, Inc. Class B.......................     1,650      38,495
    Ryder System, Inc....................................   494,458  32,584,782
*   Saia, Inc............................................   169,263   4,890,008
*   SIFCO Industries, Inc................................    16,504     140,449
    Simpson Manufacturing Co., Inc.......................   317,339  12,947,431
    SkyWest, Inc.........................................   262,735   7,558,886
*   SP Plus Corp.........................................    61,135   1,469,074
*   Sparton Corp.........................................    52,403   1,090,506
#*  Spirit Airlines, Inc.................................   120,752   5,162,148
    SPX Corp.............................................    45,013     681,497
*   SPX FLOW, Inc........................................    36,474     995,011
    Steelcase, Inc. Class A..............................   269,183   3,903,154
*   Sterling Construction Co., Inc.......................   139,119     809,673
    Supreme Industries, Inc. Class A.....................    40,690     683,592
#*  Swift Transportation Co..............................   194,447   3,743,105
#*  Team, Inc............................................   143,221   3,954,332
*   Teledyne Technologies, Inc...........................    15,594   1,637,370
    Terex Corp...........................................   492,666  11,892,957
    Tetra Tech, Inc......................................   400,385  13,184,678
    Textainer Group Holdings, Ltd........................    10,689     126,985
*   Thermon Group Holdings, Inc..........................   186,826   3,770,149
    Timken Co. (The).....................................    70,002   2,341,567
    Titan International, Inc.............................   253,143   1,673,275
#*  Titan Machinery, Inc.................................   121,425   1,361,174
*   Transcat, Inc........................................     5,948      61,145
*   TRC Cos., Inc........................................    94,219     661,417
*   TriMas Corp..........................................   272,085   4,862,159
#   Trinity Industries, Inc.............................. 1,584,194  36,769,143
    Triton International, Ltd............................   235,760   3,958,410
#   Triumph Group, Inc...................................   292,450   9,016,233
*   TrueBlue, Inc........................................   320,091   7,147,632
#*  Tutor Perini Corp....................................   294,343   7,393,896
    Twin Disc, Inc.......................................    49,235     464,286
*   Ultralife Corp.......................................    85,616     372,430
    UniFirst Corp........................................    63,403   7,410,543
*   United Rentals, Inc..................................   401,763  32,008,458
    Universal Forest Products, Inc.......................   105,457  11,402,011
    US Ecology, Inc......................................    20,009     906,408
*   USA Truck, Inc.......................................    53,420   1,029,938
    Valmont Industries, Inc..............................   107,688  14,101,744
*   Vectrus, Inc.........................................    18,160     565,684
#*  Veritiv Corp.........................................    24,690   1,042,412
*   Versar, Inc..........................................    42,347      60,133
    Viad Corp............................................   111,460   3,881,037
*   Virco Manufacturing Corp.............................    19,199      86,587
*   Volt Information Sciences, Inc.......................    54,923     311,963
    VSE Corp.............................................    21,950   1,395,142
#*  Wabash National Corp.................................   763,300  11,052,584
*   Waste Connections Inc................................   509,537  37,950,316
    Watts Water Technologies, Inc. Class A...............   188,464  11,656,498
#   Werner Enterprises, Inc..............................   536,786  13,484,064
#*  Wesco Aircraft Holdings, Inc.........................   396,717   5,097,813

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES       VALUE+
                                                       --------- --------------
Industrials -- (Continued)
#*  WESCO International, Inc..........................   263,261 $   14,674,168
*   Westport Fuel Systems, Inc........................   239,630        330,689
*   Willdan Group, Inc................................     4,232         44,902
#*  Willis Lease Finance Corp.........................    12,818        346,086
#*  XPO Logistics, Inc................................   131,258      3,887,862
                                                                 --------------
Total Industrials.....................................            1,602,525,634
                                                                 --------------
Information Technology -- (12.2%)
*   Actua Corp........................................   276,358      2,758,053
#*  Acxiom Corp.......................................   639,276     14,671,384
*   ADDvantage Technologies Group, Inc................    11,887         23,299
    ADTRAN, Inc.......................................   561,857     10,225,797
*   Advanced Energy Industries, Inc...................   155,113      6,316,201
*   Agilysys, Inc.....................................    90,277      1,030,963
*   Alpha & Omega Semiconductor, Ltd..................   159,907      2,285,071
*   Amkor Technology, Inc............................. 1,271,009      7,994,647
#*  Amtech Systems, Inc...............................    54,293        330,644
*   Anixter International, Inc........................   105,073      6,438,873
*   ARRIS International P.L.C.........................   804,611     21,917,604
*   Arrow Electronics, Inc............................   884,370     58,801,761
    AstroNova, Inc....................................    24,407        387,827
*   Aviat Networks, Inc...............................    20,121        153,322
*   Avid Technology, Inc..............................    11,334         73,784
    Avnet, Inc........................................ 1,340,805     55,107,085
#   AVX Corp..........................................   649,457      8,871,583
*   Aware, Inc........................................    57,672        276,249
*   Axcelis Technologies, Inc.........................   134,225      1,436,208
*   AXT, Inc..........................................   196,964        738,615
*   Bankrate, Inc.....................................   262,818      2,094,659
    Bel Fuse, Inc. Class A............................     3,065         52,228
    Bel Fuse, Inc. Class B............................    59,642      1,222,065
*   Benchmark Electronics, Inc........................   298,403      6,994,566
    Black Box Corp....................................   108,041      1,474,760
*   Blucora, Inc......................................   291,494      2,976,154
#*  BroadVision, Inc..................................    22,469        135,263
    Brocade Communications Systems, Inc............... 1,582,219     14,714,637
    Brooks Automation, Inc............................   375,735      4,707,960
*   BSQUARE Corp......................................   105,732        554,036
    Cabot Microelectronics Corp.......................   138,417      7,283,503
*   CACI International, Inc. Class A..................   145,937     13,912,174
*   Calix, Inc........................................   321,660      2,483,215
*   Cartesian, Inc....................................     4,096          2,957
*   Ciber, Inc........................................   478,961        670,545
*   Cirrus Logic, Inc.................................   588,839     28,611,687
    ClearOne, Inc.....................................       200          2,472
*   Coherent, Inc.....................................   159,812     16,948,063
    Cohu, Inc.........................................   150,639      1,590,748
#*  CommerceHub, Inc. Series A........................    38,455        542,216
#*  CommerceHub, Inc. Series C........................    76,910      1,076,740
    Communications Systems, Inc.......................    39,335        288,719
    Computer Task Group, Inc..........................    20,131         98,843
    Comtech Telecommunications Corp...................   130,843      1,710,118
    Concurrent Computer Corp..........................    43,478        222,607

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Information Technology -- (Continued)
#   Convergys Corp.......................................   554,203 $14,769,510
#*  Covisint Corp........................................    23,933      52,413
*   Cray, Inc............................................    27,983     883,143
#*  Cree, Inc............................................   734,148  20,996,633
#   CSG Systems International, Inc.......................     5,174     208,305
    CSP, Inc.............................................     3,924      32,805
    CTS Corp.............................................   162,305   3,101,649
*   CyberOptics Corp.....................................    23,180     400,319
#   Cypress Semiconductor Corp...........................   623,846   7,261,567
#   Daktronics, Inc......................................   265,174   1,715,676
*   Datalink Corp........................................   145,557   1,248,879
*   Demand Media, Inc....................................   233,418   1,351,490
*   DHI Group, Inc.......................................   709,759   5,174,143
*   Digi International, Inc..............................   147,104   1,634,325
*   Diodes, Inc..........................................   277,203   5,131,028
*   DSP Group, Inc.......................................   117,421   1,271,669
*   DTS, Inc.............................................   126,200   3,507,098
    EarthLink Holdings Corp..............................   315,155   2,136,751
*   Echelon Corp.........................................     2,023       9,629
*   EchoStar Corp. Class A...............................   346,954  13,513,858
*   Edgewater Technology, Inc............................    33,947     294,660
    Electro Rent Corp....................................   128,361   1,985,745
*   Electro Scientific Industries, Inc...................   234,738   1,589,176
#*  Electronics for Imaging, Inc.........................   364,258  16,132,987
#*  Emcore Corp..........................................   164,316   1,064,768
#*  EnerNOC, Inc.........................................   245,488   1,836,250
*   Entegris, Inc........................................ 1,012,478  17,303,249
    Epiq Systems, Inc....................................   207,811   3,395,632
*   ePlus, Inc...........................................    38,437   3,232,936
#*  Everi Holdings, Inc..................................   378,314     718,797
*   Everyday Health, Inc.................................    47,919     391,019
    Evolving Systems, Inc................................     4,622      23,988
*   Exar Corp............................................   269,869   2,261,502
*   ExlService Holdings, Inc.............................    84,623   4,189,685
*   Fabrinet.............................................   296,187  11,184,021
*   Fairchild Semiconductor International, Inc...........   720,838  14,229,342
#*  FARO Technologies, Inc...............................    85,770   2,991,658
*   Finisar Corp.........................................   817,582  15,337,838
#*  First Solar, Inc.....................................   938,396  43,804,325
*   Flextronics International, Ltd....................... 1,397,467  17,705,907
#*  FORM Holdings Corp...................................     5,552      13,658
*   FormFactor, Inc......................................   456,022   4,263,806
*   Frequency Electronics, Inc...........................    32,980     353,546
*   GigPeak, Inc.........................................    61,280     115,819
#*  GrubHub, Inc.........................................    35,069   1,329,816
*   GSE Systems, Inc.....................................    70,034     163,880
#*  GSI Technology, Inc..................................    78,457     382,086
    Hackett Group, Inc. (The)............................   106,160   1,421,482
#*  Harmonic, Inc........................................   566,890   1,865,068
*   Higher One Holdings, Inc.............................    50,157     257,305
#*  Hutchinson Technology, Inc...........................   119,479     235,374
    IAC/InterActiveCorp..................................    14,361     832,364
*   ID Systems, Inc......................................    51,028     255,650

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Information Technology -- (Continued)
#*  Identiv, Inc.........................................     7,955 $    15,592
*   IEC Electronics Corp.................................     8,769      45,423
*   II-VI, Inc...........................................   253,231   5,089,943
*   Image Sensing Systems, Inc...........................     2,900       6,670
*   Imation Corp.........................................   181,899     190,994
#*  Immersion Corp.......................................     8,900      66,839
    Ingram Micro, Inc. Class A........................... 1,355,507  46,412,560
*   Insight Enterprises, Inc.............................   219,712   5,844,339
*   Internap Corp........................................   252,326     560,164
    Intersil Corp. Class A............................... 1,099,848  16,805,677
*   inTEST Corp..........................................    12,894      51,834
#*  Intevac, Inc.........................................   108,084     619,321
*   IntraLinks Holdings, Inc.............................   392,623   2,732,656
*   IntriCon Corp........................................    10,021      53,913
*   Iteris, Inc..........................................    25,917      90,191
#*  Itron, Inc...........................................   252,984  10,799,887
*   Ixia.................................................   352,379   4,052,358
    IXYS Corp............................................   199,964   2,187,606
    Jabil Circuit, Inc................................... 1,219,607  24,819,002
*   Kemet Corp...........................................   158,510     545,274
*   Key Tronic Corp......................................    59,243     446,692
*   Kimball Electronics, Inc.............................   137,427   1,734,329
*   Knowles Corp.........................................   215,780   2,900,083
#*  Kopin Corp...........................................   189,580     441,721
*   Kulicke & Soffa Industries, Inc......................   423,399   5,317,891
*   KVH Industries, Inc..................................   117,470   1,065,453
#*  Lattice Semiconductor Corp...........................   503,687   3,027,159
    Lexmark International, Inc. Class A..................   431,473  15,822,115
*   Limelight Networks, Inc..............................   463,572     783,437
*   Liquidity Services, Inc..............................   144,220   1,165,298
#*  Magnachip Semiconductor Corp.........................    35,204     209,464
    ManTech International Corp. Class A..................   167,427   6,615,041
*   Marchex, Inc. Class B................................   157,763     500,109
    Marvell Technology Group, Ltd........................ 2,337,163  27,461,665
*   Maxwell Technologies, Inc............................    60,404     332,222
*   MeetMe, Inc..........................................   222,203   1,428,765
    Mentor Graphics Corp.................................   350,235   7,481,020
    Methode Electronics, Inc.............................   207,538   7,270,056
#   MKS Instruments, Inc.................................   451,549  20,626,758
    MOCON, Inc...........................................    12,717     184,269
#*  ModusLink Global Solutions, Inc......................   329,635     421,933
*   Monster Worldwide, Inc............................... 1,002,989   2,537,562
#*  MoSys, Inc...........................................    10,117       5,160
*   MRV Communications, Inc..............................     1,100      12,870
*   Nanometrics, Inc.....................................    56,286   1,127,971
*   NAPCO Security Technologies, Inc.....................    76,438     555,704
    NCI, Inc. Class A....................................    27,505     349,038
*   NeoPhotonics Corp....................................   421,968   5,295,698
*   NETGEAR, Inc.........................................   287,433  14,782,679
#*  Netscout Systems, Inc................................    39,000   1,091,220
*   Novanta, Inc.........................................    84,348   1,325,107
#*  Novatel Wireless, Inc................................    69,517     123,740
    NVE Corp.............................................       422      24,071

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
 Information Technology -- (Continued)
 #*  Oclaro, Inc.........................................    65,869 $   377,429
 *   ON Semiconductor Corp............................... 1,187,089  11,906,503
     Optical Cable Corp..................................    28,064      62,021
 #*  OSI Systems, Inc....................................   181,482  10,792,735
 *   PAR Technology Corp.................................    59,048     304,097
     Park Electrochemical Corp...........................    91,554   1,483,175
     PC Connection, Inc..................................   122,692   3,166,681
     PC-Tel, Inc.........................................    42,442     215,181
 *   PCM, Inc............................................    55,189     917,241
 *   PDF Solutions, Inc..................................    36,201     597,317
 *   Perceptron, Inc.....................................    46,051     224,729
 *   Perficient, Inc.....................................   271,593   6,034,796
 *   Photronics, Inc.....................................   405,536   3,917,478
 *   Plexus Corp.........................................   216,831   9,961,216
 *   Polycom, Inc........................................   877,052  10,866,674
 *   PRGX Global, Inc....................................    43,665     207,409
 *   Progress Software Corp..............................   351,885  10,225,778
 *   QLogic Corp.........................................   637,073   9,887,373
 *   Qorvo, Inc..........................................    28,240   1,785,615
 *   Qualstar Corp.......................................     5,566      26,272
 *   QuinStreet, Inc.....................................     5,927      21,515
 *   Qumu Corp...........................................    42,582     157,979
 *   Radisys Corp........................................   189,689     914,301
 #*  Rambus, Inc.........................................   206,284   2,788,960
 *   RealNetworks, Inc...................................   210,743     912,517
     Reis, Inc...........................................    40,897   1,033,876
     RELM Wireless Corp..................................     8,250      42,653
 *   RetailMeNot, Inc....................................   240,976   2,012,150
 #   RF Industries, Ltd..................................    30,109      69,251
     Richardson Electronics, Ltd.........................    74,071     465,907
 #*  Rightside Group, Ltd................................     2,646      31,752
 *   Rofin-Sinar Technologies, Inc.......................   192,155   6,072,098
 *   Rogers Corp.........................................   126,492   8,657,112
 #*  Rovi Corp...........................................   868,944  16,344,837
 *   Rubicon Project, Inc. (The).........................    19,909     281,115
 *   Rudolph Technologies, Inc...........................   333,501   5,876,288
 *   Sanmina Corp........................................   486,374  12,324,717
 *   ScanSource, Inc.....................................   193,624   7,944,393
 *   Seachange International, Inc........................   217,178     694,970
 *   Semtech Corp........................................    66,561   1,691,981
 #*  ServiceSource International, Inc....................    18,044      81,559
 #*  ShoreTel, Inc.......................................   109,420     803,143
 *   Sigma Designs, Inc..................................   269,046   1,802,608
 *   Silicon Laboratories, Inc...........................   180,400   9,611,712
 *   SMTC Corp...........................................    30,286      51,183
 *   Sonus Networks, Inc.................................   126,127   1,087,215
 *   StarTek, Inc........................................    60,586     255,673
 *   SunEdison Semiconductor, Ltd........................     8,100      52,245
 #*  Super Micro Computer, Inc...........................   348,302   7,505,908
 *   Sykes Enterprises, Inc..............................   408,044  12,522,870
 #*  Synacor, Inc........................................    15,816      48,239
 #*  Synchronoss Technologies, Inc.......................    37,139   1,386,770
 #   SYNNEX Corp.........................................   174,377  17,530,120

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES       VALUE+
                                                       --------- --------------
Information Technology -- (Continued)
#*  Systemax, Inc.....................................    69,001 $      617,559
#*  Tangoe, Inc.......................................    98,047        793,200
*   Tech Data Corp....................................   344,559     26,851,483
*   TechTarget, Inc...................................    65,016        592,946
*   Telenav, Inc......................................   135,369        674,138
    Tessco Technologies, Inc..........................    40,495        544,253
*   TiVo, Inc.........................................    59,694        629,175
*   Tremor Video, Inc.................................    28,774         57,836
*   Trio-Tech International...........................       979          3,456
*   TTM Technologies, Inc.............................   624,706      6,215,825
*   Ultra Clean Holdings, Inc.........................   175,763      1,123,126
#*  Ultratech, Inc....................................   267,701      6,542,612
*   Universal Security Instruments, Inc...............     1,353          4,262
#*  Veeco Instruments, Inc............................   183,003      3,068,960
#*  Viavi Solutions, Inc..............................   856,432      6,106,360
*   Vicon Industries, Inc.............................     9,948          8,356
*   Virtusa Corp......................................    24,550        667,760
#   Vishay Intertechnology, Inc.......................   900,924     12,009,317
*   Vishay Precision Group, Inc.......................    57,269        753,087
#   Wayside Technology Group, Inc.....................    12,218        221,390
*   Westell Technologies, Inc. Class A................   113,872         62,630
*   Wireless Telecom Group, Inc.......................    10,991         16,047
*   Xcerra Corp.......................................   279,762      1,706,548
*   XO Group, Inc.....................................    83,987      1,531,083
*   YuMe, Inc.........................................    26,059         93,291
*   Zedge, Inc. Class B...............................    32,295        134,347
#*  Zynga, Inc. Class A............................... 5,789,719     16,616,494
                                                                 --------------
Total Information Technology..........................            1,110,913,555
                                                                 --------------
Materials -- (6.2%)
    A Schulman, Inc...................................   171,806      5,035,634
#*  A. M. Castle & Co.................................   109,790        152,608
#   Albemarle Corp....................................   453,520     38,172,778
#   Allegheny Technologies, Inc.......................   371,274      6,612,390
    American Vanguard Corp............................   181,452      2,700,006
    Ampco-Pittsburgh Corp.............................    37,689        497,872
    Axiall Corp.......................................   385,042     12,571,621
    Bemis Co., Inc....................................    12,597        642,951
*   Boise Cascade Co..................................   201,712      5,480,515
    Cabot Corp........................................   129,415      6,301,216
    Calgon Carbon Corp................................   378,348      5,221,202
#   Carpenter Technology Corp.........................   323,174     12,684,579
#*  Century Aluminum Co...............................   660,336      5,011,950
#   CF Industries Holdings, Inc.......................    37,806        933,052
#   Chase Corp........................................    27,019      1,637,081
*   Chemtura Corp.....................................   591,793     16,623,465
*   Clearwater Paper Corp.............................   127,749      8,036,690
*   Coeur Mining, Inc.................................   589,019      9,023,771
#   Commercial Metals Co..............................   716,296     11,847,536
*   Core Molding Technologies, Inc....................    41,394        658,992
    Domtar Corp.......................................   511,364     20,132,401
    Ferroglobe P.L.C..................................    63,546        592,249
#*  Flotek Industries, Inc............................    51,504        731,357

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
 Materials -- (Continued)
     Friedman Industries, Inc............................    32,585 $   187,690
     FutureFuel Corp.....................................   190,984   2,188,677
 #   Greif, Inc. Class A.................................   167,575   6,724,785
 #   Greif, Inc. Class B.................................     1,645      87,136
 *   Handy & Harman, Ltd.................................     2,054      57,245
 #   Hawkins, Inc........................................    20,605     880,658
     Haynes International, Inc...........................    60,624   2,302,500
     HB Fuller Co........................................   402,985  18,762,982
 #   Hecla Mining Co..................................... 1,679,892  10,902,499
     Huntsman Corp....................................... 1,565,955  24,209,664
     Innophos Holdings, Inc..............................   125,433   5,401,145
     Innospec, Inc.......................................   226,597  11,391,031
 #*  Intrepid Potash, Inc................................   130,738     168,652
     Kaiser Aluminum Corp................................    90,908   7,531,728
     KapStone Paper and Packaging Corp...................   534,313   7,629,990
     KMG Chemicals, Inc..................................    71,189   1,956,986
 *   Kraton Performance Polymers, Inc....................   235,948   7,057,205
 #   Kronos Worldwide, Inc...............................   120,851     682,808
 *   Louisiana-Pacific Corp..............................   356,895   7,209,279
 #*  LSB Industries, Inc.................................   131,161   1,518,844
     Materion Corp.......................................   129,524   3,420,729
 #   McEwen Mining, Inc..................................    61,134     271,435
     Mercer International, Inc...........................   351,881   2,776,341
     Minerals Technologies, Inc..........................   226,484  14,780,346
     Myers Industries, Inc...............................   112,157   1,676,747
 *   Northern Technologies International Corp............     6,062      85,232
 #   Olin Corp...........................................   865,159  18,081,823
     Olympic Steel, Inc..................................    74,977   2,148,841
 *   OMNOVA Solutions, Inc...............................   202,552   1,918,167
     PH Glatfelter Co....................................   268,964   5,556,796
 #*  Platform Specialty Products Corp....................    74,546     685,823
 *   Real Industry, Inc..................................    14,969     117,357
     Reliance Steel & Aluminum Co........................   759,776  59,596,829
 #*  Resolute Forest Products, Inc.......................   257,328   1,420,451
 #   Royal Gold, Inc.....................................    96,736   8,178,061
     Schnitzer Steel Industries, Inc. Class A............   349,027   6,802,536
     Schweitzer-Mauduit International, Inc...............   219,249   8,289,805
 #   Sonoco Products Co..................................   460,711  23,464,011
     Steel Dynamics, Inc................................. 1,783,702  47,838,888
     Stepan Co...........................................   119,608   7,691,990
 #*  Stillwater Mining Co................................   552,537   8,453,816
     SunCoke Energy, Inc.................................   359,463   2,742,703
     Synalloy Corp.......................................    21,013     160,329
     TimkenSteel Corp....................................   178,692   1,790,494
 *   Trecora Resources...................................    80,349     918,389
     Tredegar Corp.......................................    41,462     733,877
     Tronox, Ltd. Class A................................   245,802   1,595,255
 *   UFP Technologies, Inc...............................     3,305      75,651
 #   United States Lime & Minerals, Inc..................    20,581   1,296,603
 #   United States Steel Corp............................   866,240  23,812,938
 #*  Universal Stainless & Alloy Products, Inc...........    39,313     459,569
 #   Westlake Chemical Corp..............................   148,897   6,810,549

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES       VALUE+
                                                      ---------- --------------
 Materials -- (Continued)
              Worthington Industries, Inc............    253,488 $   11,232,053
                                                                 --------------
 Total Materials.....................................               563,037,854
                                                                 --------------
 Other -- (0.0%)
 (degrees)*   FRD Acquisition Co. Escrow Shares......     55,628             --
 (degrees)#*  Gerber Scientific, Inc. Escrow
                Shares...............................    137,957             --
                                                                 --------------
 Total Other.........................................                        --
                                                                 --------------
 Telecommunication Services -- (1.4%)
 *            Alaska Communications Systems Group,
                Inc..................................    107,597        178,611
              ATN International, Inc.................     79,958      5,878,512
 *            Boingo Wireless, Inc...................    252,031      2,308,604
 #            Consolidated Communications Holdings,
                Inc..................................    141,058      3,942,571
 #            Frontier Communications Corp........... 10,882,370     56,588,324
 *            General Communication, Inc. Class A....    237,493      3,655,017
 *            Hawaiian Telcom Holdco, Inc............     12,747        282,983
              IDT Corp. Class B......................    109,377      1,669,093
 #*           Iridium Communications, Inc............    320,634      2,879,293
 #*           Lumos Networks Corp....................    117,916      1,379,617
 #*           ORBCOMM, Inc...........................    528,857      5,600,596
              Shenandoah Telecommunications Co.......    298,436     12,259,751
              Spok Holdings, Inc.....................    121,137      2,238,612
              Telephone & Data Systems, Inc..........    673,491     21,208,232
 *            United States Cellular Corp............    164,161      6,640,313
              Windstream Holdings, Inc...............    407,933      3,797,856
                                                                 --------------
 Total Telecommunication Services....................               130,507,985
                                                                 --------------
 Utilities -- (0.6%)
 *            Calpine Corp...........................  1,295,530     17,800,582
              Consolidated Water Co., Ltd............     32,635        438,288
 #*           Dynegy, Inc............................    273,298      4,134,999
              Genie Energy, Ltd. Class B.............     73,387        471,144
 #            NRG Energy, Inc........................  1,192,095     16,498,595
 #            Ormat Technologies, Inc................    138,536      6,322,783
 #            UGI Corp...............................    197,876      8,955,868
                                                                 --------------
 Total Utilities.....................................                54,622,259
                                                                 --------------
 TOTAL COMMON STOCKS.................................             7,980,491,846
                                                                 --------------
 RIGHTS/WARRANTS -- (0.0%)
 (degrees)*   Capital Bank Corp. Contingent Value
                Rights...............................        200             --
 (degrees)*   Leap Wireless International, Inc.
                Contingent Value Rights..............    270,907             --
 TOTAL RIGHTS/WARRANTS...............................                        --
                                                                 --------------
 TOTAL INVESTMENT SECURITIES.........................             7,980,491,846
                                                                 --------------
 TEMPORARY CASH INVESTMENTS -- (0.7%)
              State Street Institutional Liquid
                Reserves, 0.457%..................... 67,866,856     67,866,856
                                                                 --------------
 SECURITIES LENDING COLLATERAL -- (11.8%)
 (S)@         DFA Short Term Investment Fund......... 92,896,161  1,074,808,580
                                                                 --------------
 TOTAL INVESTMENTS -- (100.0%) (Cost
   $8,136,609,983)^^.................................            $9,123,167,282
                                                                 ==============

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                           ----------------------------------------------------
                              LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                           -------------- -------------- ------- --------------
Common Stocks
   Consumer
     Discretionary........ $1,076,391,935             --   --    $1,076,391,935
   Consumer Staples.......    296,970,282             --   --       296,970,282
   Energy.................    609,310,619             --   --       609,310,619
   Financials.............  2,147,511,348             --   --     2,147,511,348
   Health Care............    388,700,375             --   --       388,700,375
   Industrials............  1,602,525,634             --   --     1,602,525,634
   Information
     Technology...........  1,110,913,555             --   --     1,110,913,555
   Materials..............    563,037,854             --   --       563,037,854
   Other..................             --             --   --                --
   Telecommunication
     Services.............    130,507,985             --   --       130,507,985
   Utilities..............     54,622,259             --   --        54,622,259
Rights/Warrants...........             --             --   --                --
Temporary Cash
  Investments.............     67,866,856             --   --        67,866,856
Securities Lending
  Collateral..............             -- $1,074,808,580   --     1,074,808,580
Futures Contracts**.......        200,855             --   --           200,855
                           -------------- --------------   --    --------------
TOTAL..................... $8,048,559,557 $1,074,808,580   --    $9,123,368,137
                           ============== ==============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                        U.S. SMALL CAP VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                           SHARES     VALUE+
                                                          --------- -----------
COMMON STOCKS -- (86.0%)

Consumer Discretionary -- (12.3%)
#*          1-800-Flowers.com, Inc. Class A..............   211,927 $ 1,934,893
#           A.H. Belo Corp. Class A......................   347,901   1,798,648
            Aaron's, Inc................................. 2,512,465  60,173,537
#           Abercrombie & Fitch Co. Class A.............. 1,917,493  39,711,280
#           AMC Entertainment Holdings, Inc. Class A.....   223,629   6,579,165
            AMCON Distributing Co........................     3,567     323,010
*           American Public Education, Inc...............   147,695   4,229,985
#*          Apollo Education Group, Inc..................   313,876   2,821,745
#           Arctic Cat, Inc..............................   131,041   2,045,550
#*          Ascena Retail Group, Inc..................... 5,094,400  41,417,472
#*          Ascent Capital Group, Inc. Class A...........   216,189   3,679,537
*           Ballantyne Strong, Inc.......................   301,480   1,573,726
#*          Barnes & Noble Education, Inc................ 1,546,066  17,872,523
#           Barnes & Noble, Inc.......................... 2,631,493  34,419,928
#           Bassett Furniture Industries, Inc............   200,365   5,175,428
            Beasley Broadcast Group, Inc. Class A........    75,568     400,510
#*          Belmond, Ltd. Class A........................ 3,433,287  39,448,468
(degrees)*  Big 4 Ranch, Inc.............................    73,300          --
#           Big 5 Sporting Goods Corp....................   657,487   6,943,063
#*          Biglari Holdings, Inc........................     2,491   1,034,039
#*          Black Diamond, Inc...........................    63,806     268,623
*           Boot Barn Holdings, Inc......................    17,185     184,911
#*          Bridgepoint Education, Inc...................    87,342     622,748
#*          Build-A-Bear Workshop, Inc...................   287,962   3,924,922
#*          Cabela's, Inc................................   117,266   6,054,444
#           CalAtlantic Group, Inc.......................   617,149  22,346,965
            Caleres, Inc.................................   305,700   8,046,024
            Callaway Golf Co.............................   212,682   2,275,697
#*          Cambium Learning Group, Inc..................   212,289   1,027,479
            Canterbury Park Holding Corp.................    16,406     178,825
#*          Career Education Corp........................    95,782     661,854
#           Carriage Services, Inc.......................   335,721   8,161,377
*           Century Casinos, Inc.........................   107,622     686,628
#*          Century Communities, Inc.....................   210,691   3,729,231
#           Children's Place, Inc. (The).................   355,180  29,685,944
#*          Christopher & Banks Corp.....................   741,819   1,505,893
            Citi Trends, Inc.............................   224,131   3,738,505
#*          Conn's, Inc..................................   305,446   2,171,721
*           Container Store Group, Inc. (The)............   100,323     554,786
#*          Cooper-Standard Holding, Inc.................    37,542   3,305,573
#           Core-Mark Holding Co., Inc...................   747,308  36,588,200
            CSS Industries, Inc..........................   258,809   6,809,265
*           Cumulus Media, Inc. Class A.................. 2,031,061     776,678
#*          Deckers Outdoor Corp.........................   186,537  12,313,307
#*          Del Frisco's Restaurant Group, Inc...........   279,081   4,163,888
#*          Del Taco Restaurants, Inc....................   208,629   2,192,691
*           Delta Apparel, Inc...........................   188,208   4,496,289
            Destination Maternity Corp...................   111,523     626,759
#           DeVry Education Group, Inc................... 1,815,267  40,425,996
#           Dillard's, Inc. Class A......................   179,857  12,172,722
#*          Dixie Group, Inc. (The)......................   358,701   1,327,194

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Consumer Discretionary -- (Continued)
    Dover Motorsports, Inc...............................   319,398 $   670,736
#   Educational Development Corp.........................         3          40
#*  El Pollo Loco Holdings, Inc..........................    45,114     593,700
*   Eldorado Resorts, Inc................................   120,966   1,747,959
*   Emerson Radio Corp...................................   140,551      92,075
*   Emmis Communications Corp. Class A...................    19,841      77,578
#   Entercom Communications Corp. Class A................   301,469   4,404,462
#   Escalade, Inc........................................     5,576      59,830
#   Ethan Allen Interiors, Inc...........................    19,709     684,494
#*  EW Scripps Co. (The) Class A......................... 1,485,773  25,198,710
#*  Federal-Mogul Holdings Corp..........................   648,473   5,732,501
#   Finish Line, Inc. (The) Class A...................... 1,024,808  22,269,078
#   Flanigan's Enterprises, Inc..........................     4,740     112,670
#   Flexsteel Industries, Inc............................   204,233   8,393,976
#*  Fossil Group, Inc....................................    85,100   2,689,160
#   Fred's, Inc. Class A.................................   989,204  15,718,452
*   FTD Cos., Inc........................................   753,911  19,081,487
*   Full House Resorts, Inc..............................     5,132       9,186
#   GameStop Corp. Class A...............................   634,558  19,639,570
*   Gaming Partners International Corp...................    23,999     229,190
#   Gannett Co., Inc.....................................   901,405  11,501,928
#*  Genesco, Inc.........................................   629,052  43,668,790
*   Global Eagle Entertainment, Inc......................    21,692     177,874
    Graham Holdings Co. Class B..........................    16,126   8,115,248
#*  Gray Television, Inc................................. 2,006,286  19,862,231
*   Gray Television, Inc. Class A........................    23,767     229,352
*   Green Brick Partners, Inc............................   251,959   1,778,831
#   Group 1 Automotive, Inc..............................   734,213  45,756,154
#   Guess?, Inc.......................................... 2,548,573  37,514,995
#   Harte-Hanks, Inc..................................... 1,484,707   2,464,614
#   Haverty Furniture Cos., Inc..........................   579,799  10,685,696
    Haverty Furniture Cos., Inc. Class A.................     5,701     107,549
#*  Helen of Troy, Ltd...................................   612,287  60,989,908
#   Hooker Furniture Corp................................   286,945   6,637,038
*   Horizon Global Corp..................................       852      11,119
#*  Houghton Mifflin Harcourt Co.........................   171,873   2,913,247
#*  Iconix Brand Group, Inc.............................. 1,767,771  12,727,951
#   International Game Technology P.L.C..................   109,790   2,294,611
    International Speedway Corp. Class A.................   127,408   4,302,568
    Interval Leisure Group, Inc..........................   203,166   3,652,925
*   Intrawest Resorts Holdings, Inc......................   185,305   2,694,335
*   J Alexander's Holdings, Inc..........................    12,638     120,946
*   Jaclyn, Inc..........................................    40,909     233,181
#*  JAKKS Pacific, Inc...................................   595,367   5,489,284
#*  JC Penney Co., Inc................................... 4,252,046  41,074,764
    Johnson Outdoors, Inc. Class A.......................   208,359   6,344,532
#*  K12, Inc.............................................   728,671   9,020,947
#*  Kirkland's, Inc......................................    20,132     306,812
#*  La Quinta Holdings, Inc..............................   585,046   7,237,019
#*  Lakeland Industries, Inc.............................   145,069   1,471,000
#*  Lands' End, Inc......................................     4,577      65,039
#*  Lee Enterprises, Inc.................................    69,744     128,329
    Libbey, Inc..........................................   246,195   4,601,385

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Consumer Discretionary -- (Continued)
#*  Liberty TripAdvisor Holdings, Inc. Class A........... 1,361,882 $32,235,747
    Lifetime Brands, Inc.................................   424,938   5,689,920
*   Lincoln Educational Services Corp....................     3,900       6,825
#*  Loral Space & Communications, Inc....................    16,212     569,528
#*  Luby's, Inc..........................................   703,630   3,264,843
#*  M/I Homes, Inc.......................................   705,981  15,919,872
#   Marcus Corp. (The)...................................   561,043  12,427,102
#*  MarineMax, Inc.......................................   623,059  12,585,792
#   Marriott Vacations Worldwide Corp....................   905,335  69,077,060
#*  McClatchy Co. (The) Class A..........................   126,970   2,455,600
    McRae Industries, Inc. Class A.......................    24,573     582,380
#   MDC Holdings, Inc.................................... 1,585,669  41,734,808
*   Media General, Inc...................................   564,216   9,924,559
#   Meredith Corp........................................   522,806  28,482,471
#*  Meritage Homes Corp.................................. 1,454,025  52,911,970
*   Modine Manufacturing Co..............................   665,275   6,386,640
#   Movado Group, Inc....................................   471,778  10,657,465
#   NACCO Industries, Inc. Class A.......................   142,677   8,028,435
#   National CineMedia, Inc..............................    24,440     380,775
#*  Nevada Gold & Casinos, Inc...........................    83,887     161,902
#   New Media Investment Group, Inc......................   324,000   5,721,840
#*  New York & Co., Inc..................................   183,869     341,996
*   Nobility Homes, Inc..................................     3,827      57,788
*   Office Depot, Inc.................................... 2,827,843   9,784,337
    P&F Industries, Inc. Class A.........................    24,537     227,949
#   Penske Automotive Group, Inc.........................   574,202  22,749,883
*   Perfumania Holdings, Inc.............................    89,183     205,121
*   Perry Ellis International, Inc.......................   468,634  10,038,140
#   Pier 1 Imports, Inc..................................   591,750   3,029,760
*   QEP Co., Inc.........................................    42,217     767,294
#*  Radio One, Inc. Class D..............................   623,107   1,993,942
#   RCI Hospitality Holdings, Inc........................   327,941   3,492,572
#*  Reading International, Inc. Class A..................    91,851   1,262,951
*   Red Lion Hotels Corp.................................   556,751   4,420,603
#*  Red Robin Gourmet Burgers, Inc.......................     9,200     444,912
#*  Regis Corp........................................... 1,667,520  22,411,469
#   Rent-A-Center, Inc................................... 1,082,779  11,694,013
#*  Restoration Hardware Holdings, Inc...................    42,100   1,297,101
#   Rocky Brands, Inc....................................   211,881   2,324,335
#*  Ruby Tuesday, Inc.................................... 1,778,137   7,183,673
#   Saga Communications, Inc. Class A....................   155,199   6,366,263
    Salem Media Group, Inc...............................   175,808   1,330,867
#   Scholastic Corp...................................... 1,409,712  57,939,163
*   Sequential Brands Group, Inc.........................    34,781     282,769
#*  Shiloh Industries, Inc...............................   270,648   2,622,579
#   Shoe Carnival, Inc...................................   595,937  15,679,102
*   Sizmek, Inc..........................................   120,991     330,305
*   Skechers U.S.A., Inc. Class A........................     5,571     133,815
*   Skullcandy, Inc......................................   503,208   3,079,633
#   Sonic Automotive, Inc. Class A.......................   833,152  15,146,703
*   Spanish Broadcasting System, Inc. Class A............     8,699      31,403
    Spartan Motors, Inc..................................   892,233   7,575,058
#   Speedway Motorsports, Inc............................ 1,025,514  18,120,832

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Consumer Discretionary -- (Continued)
#   Stage Stores, Inc.................................   988,185 $    5,859,937
#   Standard Motor Products, Inc......................   258,894     10,858,014
*   Stanley Furniture Co., Inc........................    93,359        228,730
*   Starz Class B.....................................     1,126         34,816
*   Stoneridge, Inc...................................    75,084      1,252,401
#   Strattec Security Corp............................    68,906      3,073,208
    Superior Industries International, Inc............   777,698     23,766,451
#   Superior Uniform Group, Inc.......................   257,184      4,132,947
*   Sypris Solutions, Inc.............................   231,951        204,117
#   Tailored Brands, Inc..............................   309,560      4,535,054
#*  Tilly's, Inc. Class A.............................   163,076        927,902
*   TopBuild Corp.....................................   704,525     26,602,864
*   Townsquare Media, Inc. Class A....................    10,744         87,886
*   Trans World Entertainment Corp....................   641,067      2,275,788
#*  TRI Pointe Group, Inc............................. 3,379,222     45,450,536
#*  Tuesday Morning Corp.............................. 1,301,518     10,268,977
*   Unifi, Inc........................................   440,818     11,915,311
#   Universal Technical Institute, Inc................   121,183        287,204
#*  Vera Bradley, Inc.................................   100,850      1,468,376
#*  Vista Outdoor, Inc................................   541,259     27,090,013
    Visteon Corp......................................   402,478     28,209,683
#*  Vitamin Shoppe, Inc...............................   470,510     13,767,123
*   VOXX International Corp...........................   559,258      1,482,034
#*  WCI Communities, Inc..............................   327,893      5,518,439
#   Wendy's Co. (The)................................. 5,573,089     53,836,040
#*  West Marine, Inc..................................   671,024      5,878,170
#   Weyco Group, Inc..................................    12,216        341,315
#*  William Lyon Homes Class A........................   588,911     10,217,606
#   Wolverine World Wide, Inc.........................   691,146     16,926,166
#*  Zagg, Inc.........................................   629,013      3,981,652
#*  Zumiez, Inc.......................................   299,467      5,084,950
                                                                 --------------
Total Consumer Discretionary..........................            1,851,328,277
                                                                 --------------
Consumer Staples -- (4.0%)
#   Alico, Inc........................................    10,708        316,743
#*  Alliance One International, Inc...................   238,255      4,121,812
#   Andersons, Inc. (The).............................   512,871     18,965,970
#*  Bridgford Foods Corp..............................    37,720        516,764
#*  CCA Industries, Inc...............................    32,097        102,550
#*  Central Garden & Pet Co...........................   327,825      7,953,034
#*  Central Garden & Pet Co. Class A.................. 1,036,368     23,618,827
*   Coffee Holding Co., Inc...........................     1,109          6,366
#*  Craft Brew Alliance, Inc..........................   297,597      3,493,789
    Cuisine Solutions, Inc............................   132,634        431,061
*   Darling Ingredients, Inc.......................... 4,941,021     77,969,311
#   Fresh Del Monte Produce, Inc...................... 1,819,097    103,415,664
#   Ingles Markets, Inc. Class A......................   300,477     11,667,522
#   John B. Sanfilippo & Son, Inc.....................   214,257      9,999,374
#*  Landec Corp.......................................   704,087      8,097,000
*   Mannatech, Inc....................................     6,862        125,300
#   MGP Ingredients, Inc..............................   282,277     12,137,911
#*  Natural Alternatives International, Inc...........   129,920      1,384,947
#   Nature's Sunshine Products, Inc...................     3,285         38,763

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Consumer Staples -- (Continued)
*   Nutraceutical International Corp....................   150,666 $  3,863,076
#   Oil-Dri Corp. of America............................    73,605    2,756,507
#*  Omega Protein Corp..................................   633,550   14,267,546
#   Orchids Paper Products Co...........................     9,896      303,906
#*  Post Holdings, Inc.................................. 1,019,451   88,355,818
*   Revlon, Inc. Class A................................    33,302    1,181,888
#*  Seaboard Corp.......................................    18,550   54,351,500
#*  Seneca Foods Corp. Class A..........................   176,762    6,923,768
*   Seneca Foods Corp. Class B..........................    24,265      994,865
#*  Smart & Final Stores, Inc...........................   160,781    2,217,170
#   Snyder's-Lance, Inc.................................   755,223   25,873,940
#   SpartanNash Co...................................... 1,060,420   33,403,230
#*  TreeHouse Foods, Inc................................     1,962      202,459
#*  United Natural Foods, Inc...........................   347,850   17,385,543
#   Universal Corp......................................   833,213   49,417,863
    Village Super Market, Inc. Class A..................    75,080    2,375,531
#   Weis Markets, Inc...................................   137,524    7,105,865
                                                                   ------------
Total Consumer Staples..................................            595,343,183
                                                                   ------------
Energy -- (8.5%)
    Adams Resources & Energy, Inc.......................   110,756    3,352,584
#   Alon USA Energy, Inc................................ 2,436,714   17,227,568
    Archrock, Inc....................................... 2,471,443   22,020,557
#   Atwood Oceanics, Inc................................ 1,040,139   11,108,685
#*  Barnwell Industries, Inc............................   142,853      212,851
#*  Basic Energy Services, Inc..........................   635,128      444,590
#   Bristow Group, Inc.................................. 1,402,194   15,157,717
#*  Callon Petroleum Co................................. 1,687,355   19,218,973
#*  Clean Energy Fuels Corp.............................    68,172      203,834
#*  Cloud Peak Energy, Inc.............................. 1,361,609    4,643,087
#   CONSOL Energy, Inc.................................. 1,936,949   37,538,072
#*  Contango Oil & Gas Co...............................   445,184    4,109,048
#   CVR Energy, Inc.....................................    25,677      380,020
#*  Dawson Geophysical Co...............................   396,408    2,953,240
    Delek US Holdings, Inc.............................. 2,500,656   31,308,213
#   DHT Holdings, Inc................................... 3,273,745   15,255,652
    Diamond Offshore Drilling, Inc...................... 1,419,484   32,250,676
#*  Dorian LPG, Ltd.....................................   476,392    2,939,339
#*  Dril-Quip, Inc......................................   376,411   20,488,051
#*  EP Energy Corp. Class A.............................   144,288      601,681
#*  Era Group, Inc......................................   710,179    6,235,372
#*  Exterran Corp....................................... 1,235,721   15,718,371
#*  Forum Energy Technologies, Inc...................... 1,327,053   21,670,775
#   GasLog, Ltd.........................................   645,398    8,628,971
#*  Gastar Exploration, Inc.............................    39,103       35,814
#   Green Plains, Inc................................... 1,251,448   28,382,841
#   Gulf Island Fabrication, Inc........................   373,850    3,162,771
#*  Gulfmark Offshore, Inc. Class A.....................   741,165    2,149,378
#   Hallador Energy Co..................................    62,956      340,592
#*  Harvest Natural Resources, Inc......................     3,717        2,156
#*  Helix Energy Solutions Group, Inc................... 3,568,727   28,335,692
#*  Hornbeck Offshore Services, Inc..................... 1,167,494    9,316,602
#*  ION Geophysical Corp................................    10,650       53,357

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Energy -- (Continued)
*   Jones Energy, Inc. Class A..........................    41,211 $    152,481
#*  Key Energy Services, Inc............................   196,037       13,919
#*  Kosmos Energy, Ltd..................................   283,389    1,572,809
*   Matrix Service Co...................................    94,912    1,572,692
#*  McDermott International, Inc........................ 3,685,209   19,089,383
*   Mexco Energy Corp...................................       333          954
*   Mitcham Industries, Inc.............................   315,039    1,058,531
    Nabors Industries, Ltd.............................. 5,544,300   49,898,700
*   Natural Gas Services Group, Inc.....................   396,871    9,965,431
#*  Newpark Resources, Inc.............................. 1,426,605    9,016,144
#   Noble Corp. P.L.C................................... 4,046,388   29,862,343
#*  Northern Oil and Gas, Inc...........................   407,517    1,613,767
#*  Oasis Petroleum, Inc................................ 2,953,419   22,445,984
#*  Oil States International, Inc....................... 1,455,351   44,999,453
#   Overseas Shipholding Group, Inc. Class A............   142,361    1,820,797
#*  Pacific Drilling SA.................................    20,732       99,099
#*  Pacific Ethanol, Inc................................    62,900      429,607
#*  Parker Drilling Co.................................. 4,022,352    8,326,269
#   Patterson-UTI Energy, Inc........................... 5,206,407  100,952,232
#   PBF Energy, Inc. Class A............................ 1,699,824   37,974,068
#*  PDC Energy, Inc..................................... 1,464,108   80,189,195
#*  PHI, Inc. Non-voting................................   383,954    7,417,991
#*  PHI, Inc. Voting....................................     1,686       32,767
#*  Pioneer Energy Services Corp........................ 1,855,922    5,846,154
    QEP Resources, Inc.................................. 1,137,780   20,707,596
#*  Renewable Energy Group, Inc......................... 1,355,554   13,216,651
#*  REX American Resources Corp.........................   178,986   11,777,279
*   Rice Energy, Inc.................................... 1,836,957   42,837,837
#   Rowan Cos. P.L.C. Class A........................... 4,871,649   74,243,931
#*  RSP Permian, Inc.................................... 2,076,424   74,647,443
#   Scorpio Tankers, Inc................................ 6,194,151   29,484,159
#*  SEACOR Holdings, Inc................................   619,264   35,000,801
#   SemGroup Corp. Class A..............................   471,626   13,658,289
#   Ship Finance International, Ltd.....................   295,576    4,463,198
#   SM Energy Co........................................    91,333    2,477,864
#   Superior Energy Services, Inc.......................    49,437      789,509
#   Teekay Tankers, Ltd. Class A........................ 1,567,540    4,624,243
#   Tesco Corp..........................................   748,331    4,946,468
*   TETRA Technologies, Inc............................. 1,967,146   11,822,547
#   Tidewater, Inc......................................   527,763    2,253,548
#*  Triangle Petroleum Corp.............................    75,980       16,298
#*  Unit Corp...........................................    48,946      611,825
#*  Vaalco Energy, Inc..................................   188,770      160,643
#*  W&T Offshore, Inc...................................   131,676      262,035
    Western Refining, Inc...............................   180,465    3,762,695
*   Westmoreland Coal Co................................     2,682       25,613
#*  Whiting Petroleum Corp.............................. 1,845,834   13,603,797
*   Willbros Group, Inc.................................   236,977      485,803
    World Fuel Services Corp............................   231,277   11,008,785

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                        SHARES       VALUE+
                                                       --------- --------------
Energy -- (Continued)
#*  WPX Energy, Inc................................... 9,130,085 $   91,209,549
                                                                 --------------
Total Energy..........................................            1,267,896,306
                                                                 --------------
Financials -- (21.7%)
#*  1st Constitution Bancorp..........................    19,786        245,544
    1st Source Corp...................................   659,054     22,150,805
    A-Mark Precious Metals, Inc.......................    70,570      1,203,924
#   Alexander & Baldwin, Inc..........................   282,112     11,115,213
    Allied World Assurance Co. Holdings AG............   138,948      5,695,479
#*  Altisource Asset Management Corp..................    17,387        223,597
#*  Ambac Financial Group, Inc........................   707,106     12,855,187
#   American Equity Investment Life Holding Co........ 2,831,480     45,105,476
#*  American Independence Corp........................     8,517        210,370
#   American National Bankshares, Inc.................    21,539        565,614
    American National Insurance Co....................    57,557      6,581,643
*   American River Bankshares.........................   142,147      1,451,321
#   AmeriServ Financial, Inc..........................   323,958      1,007,509
*   Anchor Bancorp, Inc...............................       600         15,600
    Argo Group International Holdings, Ltd............ 1,114,881     57,851,175
    Aspen Insurance Holdings, Ltd..................... 2,187,155    100,521,644
#   Associated Banc-Corp.............................. 4,711,843     87,640,280
*   Asta Funding, Inc.................................   228,261      2,465,219
    Astoria Financial Corp............................ 2,693,376     39,511,826
    Atlantic American Corp............................   238,675        964,247
*   Atlantic Coast Financial Corp.....................    17,393        104,358
#*  Atlanticus Holdings Corp..........................   262,883        786,020
#*  AV Homes, Inc.....................................   236,122      3,381,267
#   Baldwin & Lyons, Inc. Class A.....................     3,124         77,397
#   Baldwin & Lyons, Inc. Class B.....................   371,022      9,828,373
#   Banc of California, Inc...........................   230,762      5,118,301
    Bancorp of New Jersey, Inc........................       400          4,444
#*  Bancorp, Inc. (The)...............................   373,388      1,978,956
#   BancorpSouth, Inc.................................   281,742      6,711,094
    Bank Mutual Corp..................................   356,211      2,721,452
    Bank of Commerce Holdings.........................    28,881        190,037
#   BankFinancial Corp................................   553,115      6,748,003
#   Banner Corp.......................................   137,430      5,736,328
#   Bar Harbor Bankshares.............................     1,831         67,161
#*  BBX Capital Corp. Class A.........................    73,038      1,412,555
#   BCB Bancorp, Inc..................................    26,655        281,743
#   Bear State Financial, Inc.........................   110,244      1,051,728
#   Beneficial Bancorp, Inc...........................   922,328     12,506,768
    Berkshire Bancorp, Inc............................     4,650         36,293
    Berkshire Hills Bancorp, Inc......................   847,431     22,346,755
#   Blue Hills Bancorp, Inc...........................   158,376      2,256,858
*   BNCCORP, Inc......................................    29,762        595,240
#   Boston Private Financial Holdings, Inc............   555,709      6,735,193
    Brookline Bancorp, Inc............................ 1,988,594     22,650,086
    C&F Financial Corp................................    14,960        683,522
#   Calamos Asset Management, Inc. Class A............   169,412      1,179,108
#   California First National Bancorp.................   142,816      2,076,545
#   Camden National Corp..............................    15,313        665,809
#   Capital City Bank Group, Inc......................    73,163      1,046,963

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Financials -- (Continued)
#   Capitol Federal Financial, Inc...................... 2,316,620 $ 32,826,505
*   Carolina Bank Holdings, Inc.........................     4,214       77,790
#*  Cascade Bancorp.....................................   361,153    2,036,903
    Cash America International, Inc.....................   678,335   29,066,655
    Cathay General Bancorp.............................. 1,054,873   31,625,093
    Central Pacific Financial Corp......................   158,631    3,891,218
    Central Valley Community Bancorp....................     2,344       35,043
#   Century Bancorp, Inc. Class A.......................    20,031      874,553
    Charter Financial Corp..............................    77,839    1,015,021
    Chemical Financial Corp.............................   679,084   28,100,496
#   Chicopee Bancorp, Inc...............................    39,843      748,252
#   Citizens Community Bancorp, Inc.....................    42,530      431,254
    Citizens First Corp.................................     5,422       81,438
#   Clifton Bancorp, Inc................................   189,202    2,834,246
#   CNB Financial Corp..................................    25,943      478,648
#   CNO Financial Group, Inc............................ 5,075,652   88,164,075
#   Codorus Valley Bancorp, Inc.........................    17,099      362,670
*   Colony Bankcorp, Inc................................    12,037      116,037
#   Columbia Banking System, Inc........................     8,821      267,453
*   Community Bankers Trust Corp........................       300        1,563
    Community Trust Bancorp, Inc........................    57,380    1,995,676
    Community West Bancshares...........................    23,717      179,301
*   CommunityOne Bancorp................................       854       11,119
#   ConnectOne Bancorp, Inc.............................   112,428    1,901,157
#*  Consumer Portfolio Services, Inc....................   712,884    3,022,628
#*  Cowen Group, Inc. Class A........................... 1,405,566    4,385,366
*   CU Bancorp..........................................     6,324      150,258
#*  Customers Bancorp, Inc..............................    57,958    1,491,839
#   Dime Community Bancshares, Inc......................   299,328    5,178,374
    Donegal Group, Inc. Class A.........................   525,604    8,499,017
    Donegal Group, Inc. Class B.........................    54,693      871,806
    Eagle Bancorp Montana, Inc..........................     1,125       15,041
#   Eastern Virginia Bankshares, Inc....................    22,219      167,309
#   EMC Insurance Group, Inc............................   482,941   13,391,954
#*  Emergent Capital, Inc...............................    56,337      209,010
    Employers Holdings, Inc.............................   392,557   11,195,726
    Endurance Specialty Holdings, Ltd................... 1,725,962  116,726,810
#*  Enova International, Inc............................   139,253    1,265,810
#*  Enstar Group, Ltd...................................    22,245    3,705,795
#   Enterprise Bancorp, Inc.............................     4,183       99,012
    Enterprise Financial Services Corp..................    78,059    2,244,977
#   ESSA Bancorp, Inc...................................   177,322    2,510,880
    Evans Bancorp, Inc..................................     5,783      147,409
    EverBank Financial Corp.............................   168,679    3,029,475
#*  Ezcorp, Inc. Class A................................   868,451    7,868,166
#   Farmers Capital Bank Corp...........................    65,710    1,941,073
    Farmers National Banc Corp..........................    12,970      123,864
#   FBL Financial Group, Inc. Class A...................   786,411   49,048,454
    Federal Agricultural Mortgage Corp. Class A.........     3,592      144,075
    Federal Agricultural Mortgage Corp. Class C.........   264,840   10,177,801
#   Federated National Holding Co.......................    76,149    1,595,322
#   Fidelity & Guaranty Life............................     2,884       63,044
    Fidelity Southern Corp..............................   127,427    2,193,019

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Financials -- (Continued)
            Financial Institutions, Inc.................   210,834 $  5,671,435
*           First Acceptance Corp.......................   865,637    1,315,768
#           First American Financial Corp............... 1,619,791   67,723,462
#*          First BanCorp(318672706).................... 1,547,678    7,103,842
#           First Bancorp(318910106)....................   182,840    3,422,765
            First Bancorp of Indiana, Inc...............     5,430       88,238
#           First Bancorp, Inc..........................     8,563      188,814
*           First Bancshares, Inc.......................    22,105      215,524
            First Bancshares, Inc. (The)................     2,580       45,279
            First Busey Corp............................   116,222    2,618,482
            First Business Financial Services, Inc......    47,706    1,131,109
#           First Citizens BancShares, Inc. Class A.....    26,861    6,977,951
#           First Commonwealth Financial Corp........... 2,524,237   24,358,887
#           First Community Bancshares, Inc.............   165,545    3,795,947
#           First Connecticut Bancorp., Inc.............    94,709    1,524,815
            First Defiance Financial Corp...............   212,253    8,848,828
            First Federal of Northern Michigan Bancorp,
              Inc.......................................    31,310      213,221
            First Financial Bancorp.....................    13,303      283,487
#           First Financial Corp........................   131,857    5,050,123
            First Financial Northwest, Inc..............   269,831    3,772,237
            First Interstate BancSystem, Inc. Class A...   471,277   13,685,884
            First Merchants Corp........................   940,324   24,636,489
            First Midwest Bancorp, Inc.................. 2,238,800   41,798,396
#*          First NBC Bank Holding Co...................    51,712      984,079
(degrees)*  First Place Financial Corp..................   203,821           --
#           First South Bancorp, Inc....................     8,902       85,548
*           First United Corp...........................    70,785      707,850
            FirstMerit Corp.............................   998,762   21,203,717
*           Flagstar Bancorp, Inc.......................   566,278   14,955,402
            Flushing Financial Corp.....................   548,501   12,237,057
#           FNB Corp.................................... 3,527,948   42,158,979
#*          FNFV Group..................................    91,263    1,088,768
#*          FRP Holdings, Inc...........................     7,369      268,084
#           Fulton Financial Corp....................... 5,371,018   73,314,396
#           Gain Capital Holdings, Inc..................   250,804    1,685,403
            GAINSCO, Inc................................       100        1,340
#*          Genworth Financial, Inc. Class A............   959,962    2,745,491
#*          Global Indemnity P.L.C......................   278,369    8,359,421
#           Great Southern Bancorp, Inc.................     6,177      242,138
#           Great Western Bancorp, Inc..................    83,140    2,757,754
#*          Green Bancorp, Inc..........................     5,250       51,345
*           Green Dot Corp. Class A.....................   208,617    5,048,531
            Griffin Industrial Realty, Inc..............    17,982      578,841
            Guaranty Federal Bancshares, Inc............    32,452      523,126
*           Hallmark Financial Services, Inc............   497,585    5,279,377
#           Hancock Holding Co.......................... 2,168,520   62,865,395
#           Hanover Insurance Group, Inc. (The)......... 1,233,815  101,592,327
            Harleysville Savings Financial Corp.........    14,292      262,258
#           Hawthorn Bancshares, Inc....................    31,712      441,748
#           HCI Group, Inc..............................    24,872      750,140
#           Heartland Financial USA, Inc................    40,392    1,483,194
#           Heritage Commerce Corp......................   118,425    1,241,094
#           Heritage Financial Corp.....................   263,505    4,600,797

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
#   Heritage Insurance Holdings, Inc.....................    21,720 $   269,111
#*  Hilltop Holdings, Inc................................ 1,229,367  26,775,613
*   HMN Financial, Inc...................................   102,799   1,414,514
#   Home Bancorp, Inc....................................     6,475     187,387
#*  HomeStreet, Inc......................................   366,339   8,169,360
#*  HomeTrust Bancshares, Inc............................   145,556   2,675,319
    Hope Bancorp, Inc....................................   868,521  13,349,168
    HopFed Bancorp, Inc..................................    72,033     820,456
    Horace Mann Educators Corp...........................   975,976  33,358,860
#   Horizon Bancorp......................................    73,678   2,027,619
    Iberiabank Corp......................................   978,072  61,100,158
#   Independence Holding Co..............................   286,411   4,986,416
    Independent Bank Corp................................    44,809     689,162
#   Independent Bank Group, Inc..........................    44,436   1,877,865
#   Infinity Property & Casualty Corp....................   419,689  34,431,286
#   International Bancshares Corp........................ 1,132,627  31,056,632
#*  INTL. FCStone, Inc...................................    50,526   1,472,328
#   Investment Technology Group, Inc.....................   243,447   4,065,565
    Investors Title Co...................................    43,828   4,404,714
#   Janus Capital Group, Inc............................. 3,994,618  60,318,732
*   KCG Holdings, Inc. Class A........................... 1,243,135  18,808,633
#   Kearny Financial Corp................................   832,304  10,836,598
#   Kemper Corp.......................................... 1,728,535  59,236,894
#*  Ladenburg Thalmann Financial Services, Inc...........   166,251     405,652
    Lake Shore Bancorp, Inc..............................       697       9,312
#   Lake Sunapee Bank Group..............................    90,405   1,667,068
    Lakeland Bancorp, Inc................................   367,726   4,379,617
    Landmark Bancorp, Inc................................    28,219     726,639
    Legg Mason, Inc......................................   116,199   3,967,034
    Macatawa Bank Corp...................................   137,054   1,062,168
#   Mackinac Financial Corp..............................   137,076   1,596,935
*   Magyar Bancorp, Inc..................................    36,773     359,640
#   Maiden Holdings, Ltd................................. 2,093,430  29,245,217
    MainSource Financial Group, Inc......................   554,948  12,358,692
#   Marlin Business Services Corp........................   352,746   6,476,417
#*  Maui Land & Pineapple Co., Inc.......................    12,148      81,999
#   MB Financial, Inc.................................... 1,978,903  75,970,086
#*  MBIA, Inc............................................ 3,780,497  31,907,395
    MBT Financial Corp...................................   363,035   3,263,685
    Mercantile Bank Corp.................................   261,932   6,595,448
#   Meta Financial Group, Inc............................    54,823   2,998,270
    Mid Penn Bancorp, Inc................................     4,664      77,189
#   MidSouth Bancorp, Inc................................    25,891     272,114
#   MidWestOne Financial Group, Inc......................    13,290     384,746
#*  MSB Financial Corp...................................     3,518      46,086
#   MutualFirst Financial, Inc...........................   140,766   4,044,207
#   National Bank Holdings Corp. Class A.................   548,842  10,993,305
    National Security Group, Inc. (The)..................    11,290     219,026
    National Western Life Group, Inc. Class A............    65,527  12,393,777
    Navigators Group, Inc. (The).........................   456,864  42,794,451
#   NBT Bancorp, Inc.....................................    86,716   2,585,871
    Nelnet, Inc. Class A.................................   651,630  26,332,368
#*  NewStar Financial, Inc...............................   518,361   5,297,649

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
*   Nicholas Financial, Inc..............................    38,129 $   407,218
*   NMI Holdings, Inc. Class A...........................    77,915     489,306
#   Northeast Bancorp....................................    13,957     153,946
    Northeast Community Bancorp, Inc.....................    10,981      69,400
#   Northfield Bancorp, Inc..............................   454,022   6,778,548
#   Northrim BanCorp, Inc................................   158,435   4,499,554
    Northway Financial, Inc..............................     6,373     143,329
#   Northwest Bancshares, Inc............................ 2,914,343  43,452,854
#   Norwood Financial Corp...............................       504      14,122
    Ocean Shore Holding Co...............................    18,712     411,290
    OFG Bancorp.......................................... 1,229,105  13,040,804
#   Old Line Bancshares, Inc.............................    33,592     642,951
#   Old National Bancorp................................. 3,701,017  48,705,384
#   Old Second Bancorp, Inc..............................   324,185   2,447,597
    OneBeacon Insurance Group, Ltd. Class A..............    44,450     622,745
#   Oppenheimer Holdings, Inc. Class A...................   116,341   1,831,207
#   Oritani Financial Corp...............................   135,773   2,202,238
    Pacific Continental Corp.............................    64,671     936,436
*   Pacific Mercantile Bancorp...........................    66,986     457,514
    Park Sterling Corp...................................   769,471   5,940,316
    Parke Bancorp, Inc...................................       440       5,949
#*  Patriot National Bancorp, Inc........................     7,682     101,863
#   PB Bancorp, Inc......................................     3,118      26,441
#   Peapack Gladstone Financial Corp.....................    39,233     787,406
    Peoples Bancorp of North Carolina, Inc...............    32,318     661,873
#   Peoples Bancorp, Inc.................................   414,080   9,296,096
#   Peoples Financial Services Corp......................     3,036     119,831
#*  PHH Corp.............................................   798,090  11,660,095
*   PICO Holdings, Inc...................................    23,278     234,642
#   Pinnacle Financial Partners, Inc.....................    25,350   1,346,338
#*  Piper Jaffray Cos....................................   341,183  14,104,505
    Popular, Inc......................................... 1,052,283  35,451,414
#*  PRA Group, Inc.......................................    55,206   1,538,039
    Preferred Bank.......................................    23,803     777,644
    Premier Financial Bancorp, Inc.......................   156,203   2,786,662
    ProAssurance Corp....................................   102,828   5,312,094
#   Provident Financial Holdings, Inc....................   199,954   3,897,103
#   Provident Financial Services, Inc.................... 2,304,932  46,444,380
#   Prudential Bancorp, Inc..............................        94       1,341
#*  Regional Management Corp.............................   203,455   3,824,954
    Renasant Corp........................................   416,044  13,404,938
    Republic Bancorp, Inc. Class A.......................    45,908   1,368,517
#*  Republic First Bancorp, Inc..........................    49,093     215,518
    Resource America, Inc. Class A.......................   468,703   4,565,167
    Riverview Bancorp, Inc...............................   460,438   2,159,454
*   Royal Bancshares of Pennsylvania, Inc. Class A.......    16,564      39,257
#   S&T Bancorp, Inc.....................................    46,265   1,179,295
#*  Safeguard Scientifics, Inc...........................   142,348   1,839,136
    Safety Insurance Group, Inc..........................   303,367  19,324,478
    Salisbury Bancorp, Inc...............................     3,107      92,806
#   Sandy Spring Bancorp, Inc............................   439,683  13,120,141
    SB Financial Group, Inc..............................    33,863     379,604
#*  Security National Financial Corp. Class A............    16,056      85,097

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
*   Select Bancorp, Inc..................................    40,342 $   326,367
#   Selective Insurance Group, Inc....................... 1,842,149  72,138,555
    Shore Bancshares, Inc................................    23,053     271,103
    SI Financial Group, Inc..............................    10,691     142,939
#*  Siebert Financial Corp...............................    39,339      64,909
#   Sierra Bancorp.......................................   268,847   4,806,984
#*  Southern First Bancshares, Inc.......................    67,157   1,817,268
    Southern National Bancorp of Virginia, Inc...........     8,680     115,704
#   Southwest Bancorp, Inc...............................   516,086  10,022,390
    Southwest Georgia Financial Corp.....................     1,652      24,945
#   State Auto Financial Corp............................   878,527  19,837,140
#   Sterling Bancorp..................................... 2,051,207  34,644,886
#   Stewart Information Services Corp....................   485,414  20,780,573
#*  Stifel Financial Corp................................   292,914  10,354,510
    Stonegate Bank.......................................    56,455   1,789,059
#*  Stratus Properties, Inc..............................   122,308   2,151,398
    Summit State Bank....................................     8,558     117,673
#*  Sun Bancorp, Inc.....................................    81,760   1,744,758
    Sussex Bancorp.......................................    30,750     464,325
    Synovus Financial Corp...............................   395,846  12,049,552
    TCF Financial Corp................................... 1,270,582  17,267,209
#   Territorial Bancorp, Inc.............................    58,611   1,576,636
    TheStreet, Inc.......................................   467,983     519,461
    Timberland Bancorp, Inc..............................   186,434   2,790,917
#   Tiptree Financial, Inc. Class A......................   922,816   4,817,100
    Trico Bancshares.....................................    29,234     760,669
*   Trinity Place Holdings, Inc..........................   363,438   2,954,751
#*  TriState Capital Holdings, Inc.......................    99,493   1,419,765
#   Trustmark Corp....................................... 1,299,005  33,904,030
#   Umpqua Holdings Corp................................. 2,880,039  43,862,994
*   Unico American Corp..................................   145,800   1,513,404
    Union Bankshares Corp................................ 1,042,906  27,991,597
#   United Bancshares, Inc...............................     9,093     170,585
    United Community Bancorp.............................     2,815      41,732
    United Community Banks, Inc..........................     7,599     146,205
#   United Community Financial Corp......................   723,370   4,803,177
#   United Financial Bancorp, Inc........................   723,130   9,509,159
#   United Fire Group, Inc...............................   853,092  35,829,864
*   United Security Bancshares...........................    48,189     290,098
#   Unity Bancorp, Inc...................................    57,080     720,350
#   Univest Corp. of Pennsylvania........................   120,300   2,537,127
#   Valley National Bancorp.............................. 1,241,146  11,257,194
#   Virtus Investment Partners, Inc......................     8,010     675,163
    VSB Bancorp, Inc.....................................       833      10,696
#*  Walker & Dunlop, Inc.................................    97,816   2,315,305
#   Washington Federal, Inc.............................. 3,026,177  75,654,425
    Waterstone Financial, Inc............................   281,396   4,412,289
#   Wayne Savings Bancshares, Inc........................    22,033     286,429
#   Webster Financial Corp............................... 1,818,702  65,400,524
#   WesBanco, Inc........................................   875,333  27,065,296
#   Westfield Financial, Inc.............................   442,157   3,479,776
#   Wintrust Financial Corp.............................. 1,625,465  85,824,552
    WVS Financial Corp...................................     1,740      20,445

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                        SHARES       VALUE+
                                                       --------- --------------
Financials -- (Continued)
#            Your Community Bankshares, Inc...........     1,079 $       40,150
                                                                 --------------
Total Financials......................................            3,250,707,495
                                                                 --------------
Health Care -- (4.1%)
#            Aceto Corp...............................   336,344      8,647,404
#*           Addus HomeCare Corp......................    49,218        928,251
#*           Albany Molecular Research, Inc...........   288,685      4,168,611
*            Alere, Inc...............................   944,577     35,421,638
*            Allied Healthcare Products, Inc..........   128,505         84,209
#*           Almost Family, Inc.......................   279,139     11,106,941
#*           Amedisys, Inc............................   441,155     23,623,850
#*           American Shared Hospital Services........    87,469        183,685
#*           Amsurg Corp..............................   745,198     55,897,302
*            AngioDynamics, Inc....................... 1,110,855     18,429,084
*            Arrhythmia Research Technology, Inc......     2,937         12,409
#*           Bioanalytical Systems, Inc...............     9,691         11,920
#*           BioScrip, Inc............................   338,424        866,365
#*           BioTelemetry, Inc........................    84,685      1,610,709
#*           Brookdale Senior Living, Inc.............   390,425      7,211,150
*            Centene Corp.............................    47,737      3,367,845
#*           Community Health Systems, Inc............   417,069      5,325,971
#            CONMED Corp..............................   796,439     32,367,281
#*           Cross Country Healthcare, Inc............   578,648      8,459,834
#*           Cumberland Pharmaceuticals, Inc..........    36,546        172,497
#*           Cutera, Inc..............................   354,698      3,827,191
             Digirad Corp.............................   248,322      1,455,167
#*           Emergent Biosolutions, Inc...............    67,322      2,247,882
*            Enzo Biochem, Inc........................   327,291      2,281,218
#*           Exactech, Inc............................   169,244      4,574,665
*            Five Star Quality Care, Inc.............. 1,251,914      2,967,036
#*           Genesis Healthcare, Inc..................    27,648         56,955
#*           Hanger, Inc..............................   453,134      4,871,191
#*           Harvard Bioscience, Inc..................   159,063        453,330
#*           Healthways, Inc..........................   945,351     15,919,711
#*           Horizon Pharma P.L.C.....................   585,782     11,299,735
#*           InfuSystems Holdings, Inc................     2,117          6,245
#*           Integer Holdings Corp....................   559,224     12,420,365
*            Interpace Diagnostics Group, Inc.........   121,254         36,376
#            Invacare Corp............................   724,617      8,347,588
*            IRIDEX Corp..............................    40,743        660,444
             Kewaunee Scientific Corp.................    68,740      1,391,985
#            Kindred Healthcare, Inc.................. 2,323,772     28,489,445
#            LeMaitre Vascular, Inc...................    63,087      1,085,096
*            LHC Group, Inc...........................   172,583      7,811,107
#*           LifePoint Health, Inc.................... 1,338,227     79,196,274
*            Magellan Health, Inc.....................   842,493     57,685,496
(degrees)#*  Medcath Corp.............................   622,045             --
#*           MediciNova, Inc..........................     8,051         49,916
*            Merit Medical Systems, Inc...............   336,989      7,899,022
*            Misonix, Inc.............................   131,503        782,443
#*           Molina Healthcare, Inc...................    79,248      4,502,079
#            National HealthCare Corp.................    41,870      2,704,802
#*           Nuvectra Corp............................   181,507      1,199,761

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Health Care -- (Continued)
    PDL BioPharma, Inc..................................   734,132 $  2,584,145
*   PharMerica Corp.....................................   803,971   21,353,470
#*  Prestige Brands Holdings, Inc....................... 1,019,990   54,569,465
#*  Quorum Health Corp..................................   101,380    1,104,028
#*  RTI Surgical, Inc...................................   907,859    2,950,542
#*  Select Medical Holdings Corp........................ 1,452,296   16,701,404
#*  Triple-S Management Corp. Class B...................   737,135   18,317,805
#   Universal American Corp............................. 2,042,029   15,641,942
                                                                   ------------
Total Health Care.......................................            615,342,282
                                                                   ------------
Industrials -- (16.7%)
    AAR Corp............................................ 1,080,568   26,106,523
    ABM Industries, Inc.................................   692,572   25,770,604
#   Acacia Research Corp................................   147,467      797,796
#*  ACCO Brands Corp.................................... 3,343,490   37,580,828
    Acme United Corp....................................     2,707       58,634
#   Actuant Corp. Class A...............................   960,575   22,813,656
#*  Aegion Corp......................................... 1,080,052   22,162,667
#*  AeroCentury Corp....................................    31,474      290,348
#   Air Lease Corp......................................   688,453   19,834,331
#*  Air Transport Services Group, Inc................... 1,568,503   22,711,923
#   Aircastle, Ltd...................................... 2,277,454   50,605,028
#   Alamo Group, Inc....................................   313,251   21,028,540
*   Alpha PRO Tech, Ltd.................................    38,864      102,212
    AMERCO..............................................   294,303  116,399,780
#*  Ameresco, Inc. Class A..............................   149,055      737,822
#   American Railcar Industries, Inc....................   448,977   18,861,524
#   American Science & Engineering, Inc.................     2,452       90,503
*   AMREP Corp..........................................     8,733       48,992
*   ARC Document Solutions, Inc.........................   251,305      990,142
#   ArcBest Corp........................................   827,247   15,477,791
#*  Armstrong Flooring, Inc.............................    25,910      516,386
*   Arotech Corp........................................    56,575      158,976
#   Astec Industries, Inc...............................   292,098   17,607,667
#*  Atlas Air Worldwide Holdings, Inc...................   801,077   34,630,559
*   Avalon Holdings Corp. Class A.......................    51,820      115,300
#*  Avis Budget Group, Inc..............................   424,690   15,598,864
#*  Babcock & Wilcox Enterprises, Inc...................   295,511    4,539,049
    Barnes Group, Inc................................... 1,090,481   41,361,944
*   Beacon Roofing Supply, Inc..........................   394,599   18,554,045
#*  BlueLinx Holdings, Inc..............................    16,867      124,816
#   Briggs & Stratton Corp.............................. 1,286,702   29,246,736
#*  CAI International, Inc..............................   305,828    2,624,004
*   CBIZ, Inc........................................... 1,279,259   13,828,790
#   CDI Corp............................................   472,717    2,987,571
#   CECO Environmental Corp.............................   217,627    2,013,050
#   Celadon Group, Inc..................................   493,304    4,074,691
*   Chart Industries, Inc...............................   154,664    4,643,013
    Chicago Rivet & Machine Co..........................    28,648      790,685
#   CIRCOR International, Inc...........................    86,991    4,953,268
*   Civeo Corp..........................................   124,708      170,850
#*  Colfax Corp.........................................   231,290    6,790,674
    Columbus McKinnon Corp..............................   125,268    2,078,196

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Industrials -- (Continued)
#   Comfort Systems USA, Inc.............................    39,506 $ 1,200,192
#*  Commercial Vehicle Group, Inc........................    33,478     138,599
#   CompX International, Inc.............................    67,191     799,573
*   Continental Materials Corp...........................    14,260     239,140
#   Copa Holdings SA Class A.............................   536,760  35,962,920
#   Covanta Holding Corp................................. 3,314,703  53,101,542
#*  Covenant Transportation Group, Inc. Class A..........   287,323   6,473,387
*   CRA International, Inc...............................   114,973   3,175,554
#   Cubic Corp...........................................   413,758  16,897,877
    Curtiss-Wright Corp..................................   595,884  53,027,717
#*  DigitalGlobe, Inc.................................... 2,291,347  61,774,715
#   Douglas Dynamics, Inc................................     1,820      48,776
*   Ducommun, Inc........................................   324,796   6,281,555
#*  Dycom Industries, Inc................................   100,206   9,424,374
#   Dynamic Materials Corp...............................    76,814     786,575
    Eastern Co. (The)....................................    74,595   1,315,110
    Ecology and Environment, Inc. Class A................    35,051     349,809
    EMCOR Group, Inc.....................................   334,404  18,626,303
    Encore Wire Corp.....................................   544,390  20,430,957
#*  Engility Holdings, Inc...............................   259,439   7,534,109
#   Ennis, Inc...........................................   710,411  12,304,319
#   ESCO Technologies, Inc...............................   479,685  20,314,660
    Essendant, Inc.......................................   589,857  11,820,734
#*  Esterline Technologies Corp.......................... 1,119,490  68,098,577
    Federal Signal Corp..................................   877,845  11,543,662
#*  Franklin Covey Co....................................   213,063   3,498,494
#   FreightCar America, Inc..............................   211,279   3,148,057
*   FTI Consulting, Inc.................................. 1,291,218  55,315,779
*   Fuel Tech, Inc.......................................   126,096     200,493
#   G&K Services, Inc. Class A...........................   317,801  25,490,818
#   GATX Corp............................................ 1,696,443  75,881,895
*   Gencor Industries, Inc...............................    63,730   1,121,648
#   General Cable Corp...................................   341,115   5,024,624
#*  Genesee & Wyoming, Inc. Class A......................    39,804   2,577,309
*   Gibraltar Industries, Inc............................   889,336  31,375,774
#*  Global Power Equipment Group, Inc....................    97,639     379,816
#*  Goldfield Corp. (The)................................    30,010      91,230
*   GP Strategies Corp...................................    61,807   1,295,475
#   Graham Corp..........................................    32,032     577,217
#   Granite Construction, Inc............................   631,097  31,416,009
#*  Great Lakes Dredge & Dock Corp....................... 1,904,461   8,455,807
#   Greenbrier Cos., Inc. (The)..........................   652,685  21,427,649
#   Griffon Corp......................................... 1,503,471  25,769,493
#   H&E Equipment Services, Inc..........................    46,877     872,850
#   Hardinge, Inc........................................   325,596   3,288,520
#*  Hawaiian Holdings, Inc...............................   169,707   7,726,760
    Heidrick & Struggles International, Inc..............   181,787   3,537,575
#*  Heritage-Crystal Clean, Inc..........................    76,550     965,295
#*  Hill International, Inc..............................   531,095   2,214,666
#   Houston Wire & Cable Co..............................   117,829     683,408
#*  Hub Group, Inc. Class A..............................   465,825  19,070,875
#   Hudson Global, Inc...................................   378,922     769,212
#   Hurco Cos., Inc......................................   169,459   4,512,693

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Industrials -- (Continued)
#*  Huron Consulting Group, Inc..........................    13,173 $   809,744
#   Hyster-Yale Materials Handling, Inc..................   229,028  14,609,696
*   ICF International, Inc...............................   405,890  16,795,728
#*  InnerWorkings, Inc...................................   578,312   4,921,435
    Insteel Industries, Inc..............................   201,359   7,005,280
#*  Intersections, Inc...................................   104,001     180,962
#   Joy Global, Inc......................................   578,237  15,976,688
    Kadant, Inc..........................................   408,273  22,430,519
#   Kelly Services, Inc. Class A......................... 1,057,768  21,652,511
    Kelly Services, Inc. Class B.........................       567      11,765
*   Key Technology, Inc..................................    10,099      97,960
#*  KEYW Holding Corp. (The).............................    30,400     311,296
    Kimball International, Inc. Class B..................   689,487   7,853,257
#*  Kirby Corp...........................................   133,814   7,291,525
#*  KLX, Inc.............................................   268,974   8,687,860
#   Korn/Ferry International.............................   461,480  10,618,655
#*  Kratos Defense & Security Solutions, Inc............. 1,715,784   7,566,607
#*  Lawson Products, Inc.................................   197,882   3,245,265
#*  Layne Christensen Co.................................   273,872   2,190,976
#   LB Foster Co. Class A................................    97,563   1,022,460
#*  LMI Aerospace, Inc...................................   119,114     926,707
    LS Starrett Co. (The) Class A........................   185,557   2,228,540
    LSI Industries, Inc..................................   273,443   2,996,935
*   Lydall, Inc..........................................   397,365  17,754,268
#*  Manitex International, Inc...........................    69,916     519,476
    Manitowoc Co., Inc. (The)............................    20,834     116,045
#*  Manitowoc Foodservice, Inc...........................   119,271   2,187,430
    Marten Transport, Ltd................................   854,107  18,491,417
#*  MasTec, Inc.......................................... 1,784,089  43,620,976
#*  Mastech Holdings, Inc................................    49,061     376,298
    Matson, Inc..........................................   885,393  33,087,136
#   Matthews International Corp. Class A.................    40,992   2,464,029
    McGrath RentCorp.....................................   438,199  13,965,402
*   Mercury Systems, Inc.................................   132,110   3,424,291
#*  Meritor, Inc.........................................    76,805     643,626
*   MFRI, Inc............................................   206,079   1,572,383
#   Miller Industries, Inc...............................   304,404   6,532,510
#   Mobile Mini, Inc..................................... 1,397,752  45,440,918
*   Moog, Inc. Class A...................................    79,359   4,370,300
#*  MRC Global, Inc......................................   837,131  11,075,243
#   Mueller Water Products, Inc. Class A................. 1,760,347  20,877,715
#*  MYR Group, Inc.......................................   469,782  11,589,522
*   Navigant Consulting, Inc............................. 1,408,021  27,752,094
#*  NL Industries, Inc...................................   171,082     508,114
#   NN, Inc..............................................   512,128   8,639,599
#*  Northwest Pipe Co....................................   213,782   2,415,737
#*  Orion Energy Systems, Inc............................    69,413      97,178
#*  Orion Marine Group, Inc..............................   449,489   2,539,613
    Oshkosh Corp.........................................   624,339  34,394,836
#*  PAM Transportation Services, Inc.....................    80,986   1,622,150
#   Park-Ohio Holdings Corp..............................   117,872   3,510,228
#*  Patrick Industries, Inc..............................    32,929   2,125,896
#*  Patriot Transportation Holding, Inc..................     2,456      51,674

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Industrials -- (Continued)
#*  Performant Financial Corp............................    30,372 $    63,781
#   Powell Industries, Inc...............................   116,673   4,298,233
#   Preformed Line Products Co...........................    45,282   2,212,931
    Providence and Worcester Railroad Co.................    88,450   1,408,124
#   Quad/Graphics, Inc...................................    55,126   1,397,995
#   Quanex Building Products Corp........................   520,614  10,407,074
*   Quanta Services, Inc.................................   120,217   3,077,555
#*  Radiant Logistics, Inc...............................    79,329     250,680
    RCM Technologies, Inc................................   215,529   1,241,447
#   Regal Beloit Corp....................................   599,033  36,547,003
    Resources Connection, Inc............................   293,765   4,377,098
*   Revolution Lighting Technologies, Inc................     8,000      50,160
#*  Roadrunner Transportation Systems, Inc...............   615,002   4,655,565
*   RPX Corp.............................................   982,830   9,897,098
#*  Rush Enterprises, Inc. Class A.......................   864,623  19,869,037
#*  Rush Enterprises, Inc. Class B.......................   331,610   7,736,461
    Ryder System, Inc....................................    61,748   4,069,193
#*  Saia, Inc............................................   712,526  20,584,876
    Servotronics, Inc....................................    15,025     135,075
*   SIFCO Industries, Inc................................    68,152     579,974
    Simpson Manufacturing Co., Inc.......................    20,433     833,666
    SkyWest, Inc......................................... 1,695,150  48,769,465
#*  Sparton Corp.........................................   310,540   6,462,337
#   SPX Corp.............................................    31,994     484,389
*   SPX FLOW, Inc........................................   187,265   5,108,589
#*  Sterling Construction Co., Inc.......................   138,925     808,544
#   Supreme Industries, Inc. Class A.....................   185,316   3,113,309
#*  Team, Inc............................................   100,744   2,781,542
#   Terex Corp........................................... 2,193,999  52,963,136
    Tetra Tech, Inc...................................... 1,109,916  36,549,534
#   Textainer Group Holdings, Ltd........................       752       8,934
#   Titan International, Inc.............................   417,750   2,761,327
#*  Titan Machinery, Inc.................................    12,172     136,448
*   Transcat, Inc........................................    58,439     600,753
#*  TRC Cos., Inc........................................   333,985   2,344,575
*   TriMas Corp..........................................   330,689   5,909,412
#   Trinity Industries, Inc..............................   187,947   4,362,250
#   Triton International, Ltd............................   461,053   7,741,080
#   Triumph Group, Inc...................................   777,349  23,965,670
*   TrueBlue, Inc........................................    44,418     991,854
#*  Tutor Perini Corp.................................... 1,620,497  40,706,885
#   Twin Disc, Inc.......................................   100,397     946,744
#*  Ultralife Corp.......................................   175,460     763,251
#   UniFirst Corp........................................   231,845  27,098,044
    Universal Forest Products, Inc.......................   626,556  67,743,235
#*  USA Truck, Inc.......................................   268,164   5,170,202
*   Vectrus, Inc.........................................    53,036   1,652,071
#*  Veritiv Corp.........................................   121,717   5,138,892
*   Versar, Inc..........................................    46,337      65,799
#   Viad Corp............................................   557,016  19,395,297
#*  Virco Manufacturing Corp.............................    47,331     213,463
#*  Volt Information Sciences, Inc.......................   511,883   2,907,495
#   VSE Corp.............................................    24,210   1,538,788

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Industrials -- (Continued)
#*          Wabash National Corp......................    59,701 $      864,470
#           Watts Water Technologies, Inc. Class A....    52,871      3,270,071
#           Werner Enterprises, Inc................... 1,541,440     38,720,973
#*          WESCO International, Inc.................. 1,214,841     67,715,237
#*          Willis Lease Finance Corp.................   293,789      7,932,303
#*          XPO Logistics, Inc........................   585,989     17,356,994
                                                                 --------------
Total Industrials.....................................            2,498,193,818
                                                                 --------------
Information Technology -- (12.3%)
*           Actua Corp................................   119,834      1,195,943
*           ADDvantage Technologies Group, Inc........     4,523          8,865
            ADTRAN, Inc...............................    67,918      1,236,108
*           Advanced Energy Industries, Inc...........    94,396      3,843,805
*           Aehr Test Systems.........................     2,068          3,557
#*          Agilysys, Inc.............................   479,738      5,478,608
*           Alpha & Omega Semiconductor, Ltd..........   674,985      9,645,536
*           Amkor Technology, Inc..................... 2,799,310     17,607,660
#*          Anixter International, Inc................   136,169      8,344,436
            AstroNova, Inc............................   167,804      2,666,406
*           Autobytel, Inc............................    55,623        826,558
#*          Aviat Networks, Inc.......................    68,285        520,332
#*          Avid Technology, Inc......................   932,682      6,071,760
#           AVX Corp.................................. 1,166,979     15,940,933
*           Aware, Inc................................   660,227      3,162,487
*           Axcelis Technologies, Inc.................    58,833        629,513
*           AXT, Inc..................................   249,113        934,174
*           Bankrate, Inc.............................   628,796      5,011,504
            Bel Fuse, Inc. Class A....................    14,272        243,195
            Bel Fuse, Inc. Class B....................   246,683      5,054,535
*           Benchmark Electronics, Inc................ 1,814,394     42,529,395
#           Black Box Corp............................   421,556      5,754,239
*           Blucora, Inc.............................. 1,199,309     12,244,945
(degrees)*  Bogen Corp................................    43,300             --
#*          BroadVision, Inc..........................    10,674         64,257
#           Brooks Automation, Inc.................... 2,181,632     27,335,849
*           BSQUARE Corp..............................    74,978        392,885
#*          CACI International, Inc. Class A..........   858,360     81,827,459
#*          Calix, Inc................................   520,566      4,018,770
*           Cartesian, Inc............................    10,673          7,706
#*          Ciber, Inc................................ 1,784,297      2,498,016
#*          Clearfield, Inc...........................    26,606        532,386
            ClearOne, Inc.............................       898         11,099
*           Coherent, Inc.............................   462,366     49,033,914
            Cohu, Inc.................................   819,084      8,649,527
            Communications Systems, Inc...............   151,079      1,108,920
            Computer Task Group, Inc..................   178,213        875,026
#*          comScore, Inc.............................    79,641      2,066,684
#           Comtech Telecommunications Corp...........   483,595      6,320,587
#           Concurrent Computer Corp..................   179,547        919,281
#           Convergys Corp............................ 3,834,500    102,189,425
*           Cree, Inc................................. 1,676,053     47,935,116
            CSP, Inc..................................   125,308      1,047,575
            CTS Corp.................................. 1,203,499     22,998,866

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Information Technology -- (Continued)
#*  CyberOptics Corp.....................................   234,604 $ 4,051,611
#   Cypress Semiconductor Corp........................... 2,832,672  32,972,302
#   Daktronics, Inc......................................    86,620     560,431
#*  Data I/O Corp........................................    74,290     248,872
*   Datalink Corp........................................   664,700   5,703,126
#*  Determine, Inc.......................................     3,005       5,710
*   Digi International, Inc..............................   767,085   8,522,314
#*  Diodes, Inc..........................................   485,097   8,979,145
*   DSP Group, Inc.......................................   551,366   5,971,294
#   EarthLink Holdings Corp.............................. 1,382,885   9,375,960
*   Edgewater Technology, Inc............................   298,591   2,591,770
    Electro Rent Corp....................................   615,158   9,516,494
*   Electro Scientific Industries, Inc...................   720,224   4,875,916
#   Epiq Systems, Inc....................................   513,092   8,383,923
#*  ePlus, Inc...........................................   255,621  21,500,282
#*  Everi Holdings, Inc..................................   466,201     885,782
#*  Everyday Health, Inc.................................   163,955   1,337,873
#*  Exar Corp............................................   552,455   4,629,573
*   Fabrinet.............................................   339,986  12,837,871
*   Fairchild Semiconductor International, Inc........... 4,389,401  86,646,776
#*  FARO Technologies, Inc...............................    38,722   1,350,623
#*  Finisar Corp.........................................   735,503  13,798,036
#*  FormFactor, Inc...................................... 1,452,960  13,585,176
*   Frequency Electronics, Inc...........................   218,323   2,340,423
*   GigPeak, Inc.........................................     2,726       5,152
    Hackett Group, Inc. (The)............................   172,518   2,310,016
#*  Harmonic, Inc........................................ 2,090,143   6,876,570
*   Higher One Holdings, Inc.............................    90,464     464,080
#*  Hutchinson Technology, Inc...........................   813,860   1,603,304
#*  ID Systems, Inc......................................   125,847     630,493
#*  IEC Electronics Corp.................................     2,894      14,991
*   II-VI, Inc...........................................   945,041  18,995,324
#*  Imation Corp......................................... 1,022,209   1,073,319
*   Insight Enterprises, Inc............................. 1,113,168  29,610,269
#   Intelligent Systems Corp.............................    27,446     108,686
*   Internap Corp........................................   466,627   1,035,912
#   Intersil Corp. Class A...............................   846,918  12,940,907
*   inTEST Corp..........................................     4,600      18,492
*   IntraLinks Holdings, Inc.............................    33,704     234,580
*   IntriCon Corp........................................    44,161     237,586
*   InvenSense, Inc......................................    72,791     493,523
*   Iteris, Inc..........................................    96,749     336,687
*   Ixia.................................................    74,051     851,587
    IXYS Corp............................................   574,183   6,281,562
#*  Kemet Corp...........................................   435,059   1,496,603
#*  Key Tronic Corp......................................   369,573   2,786,580
*   Kimball Electronics, Inc.............................   693,516   8,752,172
*   Kulicke & Soffa Industries, Inc...................... 2,073,081  26,037,897
#*  KVH Industries, Inc..................................   184,184   1,670,549
#*  Lattice Semiconductor Corp...........................   283,169   1,701,846
    Lexmark International, Inc. Class A..................   943,611  34,602,215
*   LGL Group, Inc. (The)................................     8,402      29,827
#*  Magnachip Semiconductor Corp.........................    57,020     339,269

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Information Technology -- (Continued)
#   ManTech International Corp. Class A..................   740,699 $29,265,018
#*  Marchex, Inc. Class B................................   467,753   1,482,777
#*  MaxLinear, Inc. Class A..............................    66,231   1,444,498
*   MeetMe, Inc..........................................   442,019   2,842,182
    Mentor Graphics Corp.................................   286,979   6,129,871
#   MKS Instruments, Inc................................. 1,747,859  79,842,199
#*  ModusLink Global Solutions, Inc......................   325,502     416,643
#*  Monster Worldwide, Inc............................... 1,798,425   4,550,015
#*  MoSys, Inc...........................................    12,628       6,440
*   NAPCO Security Technologies, Inc.....................    25,801     187,573
    NCI, Inc. Class A....................................    24,308     308,469
#*  NeoPhotonics Corp....................................    22,100     277,355
#*  NETGEAR, Inc.........................................   909,192  46,759,745
#*  Netscout Systems, Inc................................   197,495   5,525,910
#*  Novatel Wireless, Inc................................    39,133      69,657
#*  Numerex Corp. Class A................................    42,876     327,144
#*  Oclaro, Inc..........................................    61,694     353,507
    Omtool, Ltd..........................................    16,864      48,906
    Optical Cable Corp...................................   169,845     375,357
#*  OSI Systems, Inc.....................................     5,400     321,138
*   PAR Technology Corp..................................   156,135     804,095
    Park Electrochemical Corp............................   233,930   3,789,666
    PC Connection, Inc...................................   873,512  22,545,345
    PC-Tel, Inc..........................................   613,025   3,108,037
*   PCM, Inc.............................................   204,202   3,393,837
#*  Perceptron, Inc......................................   211,240   1,030,851
*   Perficient, Inc......................................    25,699     571,032
#*  Photronics, Inc...................................... 1,979,639  19,123,313
*   Plexus Corp..........................................   693,312  31,850,753
*   Polycom, Inc......................................... 3,845,308  47,643,366
*   PRGX Global, Inc.....................................    50,081     237,885
*   QLogic Corp.......................................... 2,200,802  34,156,447
*   Qualstar Corp........................................    42,665     201,379
#*  QuinStreet, Inc......................................    21,474      77,951
*   Qumu Corp............................................    34,768     128,989
#*  Radisys Corp.........................................   159,999     771,195
#*  RealNetworks, Inc....................................   569,072   2,464,082
#   Reis, Inc............................................   285,741   7,223,532
#   RELM Wireless Corp...................................   128,700     665,379
*   RetailMeNot, Inc.....................................   657,681   5,491,636
#   RF Industries, Ltd...................................    65,574     150,820
#   Richardson Electronics, Ltd..........................   404,304   2,543,072
#*  Rightside Group, Ltd.................................    49,571     594,852
*   Rofin-Sinar Technologies, Inc........................   477,572  15,091,275
#*  Rogers Corp..........................................    59,504   4,072,454
#*  Rovi Corp............................................ 2,230,279  41,951,548
#*  Rudolph Technologies, Inc............................   528,763   9,316,804
*   Sanmina Corp......................................... 2,632,783  66,714,721
*   ScanSource, Inc......................................   692,854  28,427,800
#*  Seachange International, Inc.........................   283,522     907,270
#*  Sigma Designs, Inc...................................   908,597   6,087,600
*   Sigmatron International, Inc.........................    16,500      96,195
*   Sonus Networks, Inc..................................    11,100      95,682

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                      ---------- --------------
Information Technology -- (Continued)
*   StarTek, Inc.....................................    236,335 $      997,334
*   SunEdison Semiconductor, Ltd.....................     16,134        104,064
#*  Super Micro Computer, Inc........................     35,573        766,598
*   Sykes Enterprises, Inc...........................    754,815     23,165,272
#   SYNNEX Corp......................................  1,228,529    123,504,020
#*  Systemax, Inc....................................     10,784         96,517
#*  Tech Data Corp...................................  1,052,415     82,014,701
    Tessco Technologies, Inc.........................     89,073      1,197,141
*   Trio-Tech International..........................     39,533        139,552
#*  TSR, Inc.........................................      1,145          6,069
#*  TTM Technologies, Inc............................  2,642,668     26,294,547
*   Ultra Clean Holdings, Inc........................    698,525      4,463,575
#*  Ultratech, Inc...................................     49,295      1,204,770
*   Universal Security Instruments, Inc..............     32,116        101,165
#*  Veeco Instruments, Inc...........................    274,736      4,607,323
*   Vicon Industries, Inc............................      9,320          7,829
#   Vishay Intertechnology, Inc......................  5,014,564     66,844,138
*   Vishay Precision Group, Inc......................    379,448      4,989,741
*   Westell Technologies, Inc. Class A...............     72,438         39,841
*   Wireless Telecom Group, Inc......................    137,594        200,887
*   Xcerra Corp......................................    343,375      2,094,588
*   YuMe, Inc........................................     29,397        105,241
#*  Zynga, Inc. Class A..............................  9,226,125     26,478,979
                                                                 --------------
Total Information Technology.........................             1,842,286,282
                                                                 --------------
Materials -- (5.4%)
    A Schulman, Inc..................................    714,040     20,928,512
#*  A. M. Castle & Co................................    465,765        647,413
#*  AgroFresh Solutions, Inc.........................     27,501        177,381
#   Alcoa, Inc.......................................    444,798      4,723,755
*   American Biltrite, Inc...........................        110         26,125
    American Vanguard Corp...........................    676,297     10,063,299
    Ampco-Pittsburgh Corp............................    130,553      1,724,605
    Axiall Corp......................................  1,167,164     38,107,905
*   Boise Cascade Co.................................    123,706      3,361,092
    Cabot Corp.......................................    362,480     17,649,151
#   Calgon Carbon Corp...............................     84,490      1,165,962
#   Carpenter Technology Corp........................  1,457,928     57,223,674
#*  Century Aluminum Co..............................  2,968,665     22,532,167
    Chemours Co. (The)...............................    107,066        995,714
*   Chemtura Corp....................................    228,520      6,419,127
*   Clearwater Paper Corp............................    169,433     10,659,030
#   Commercial Metals Co.............................  4,284,225     70,861,081
#*  Core Molding Technologies, Inc...................    201,001      3,199,936
    Domtar Corp......................................  2,240,637     88,213,879
    Ferroglobe P.L.C.................................     30,987        288,799
#   Friedman Industries, Inc.........................    179,533      1,034,110
#   FutureFuel Corp..................................    239,765      2,747,707
#   Greif, Inc. Class A..............................    685,066     27,491,699
#   Greif, Inc. Class B..............................        891         47,196
#   Hawkins, Inc.....................................      4,300        183,782
#   Haynes International, Inc........................    161,409      6,130,314
#   Hecla Mining Co.................................. 11,831,206     76,784,527

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Materials -- (Continued)
             Huntsman Corp..............................   339,198 $  5,244,001
             Innophos Holdings, Inc.....................    53,406    2,299,662
             Innospec, Inc..............................    48,461    2,436,134
             Kaiser Aluminum Corp.......................   135,542   11,229,655
             KapStone Paper and Packaging Corp..........   450,192    6,428,742
             KMG Chemicals, Inc.........................     9,897      272,069
#*           Kraton Performance Polymers, Inc...........   801,745   23,980,193
#            Kronos Worldwide, Inc......................   395,113    2,232,388
#*           Louisiana-Pacific Corp..................... 2,060,558   41,623,272
#*           LSB Industries, Inc........................   524,304    6,071,440
             Materion Corp..............................   421,636   11,135,407
             Mercer International, Inc..................   847,865    6,689,655
             Minerals Technologies, Inc.................   179,179   11,693,222
             Myers Industries, Inc......................   295,931    4,424,168
#*           Northern Technologies International Corp...     2,032       28,570
#            Olin Corp.................................. 2,483,191   51,898,692
#            Olympic Steel, Inc.........................   314,486    9,013,169
*            OMNOVA Solutions, Inc......................   337,674    3,197,773
#            PH Glatfelter Co........................... 1,173,621   24,247,010
#*           Platform Specialty Products Corp...........   710,699    6,538,431
#*           Real Industry, Inc.........................    22,243      174,385
#*           Resolute Forest Products, Inc..............   924,700    5,104,344
#            Royal Gold, Inc............................   121,770   10,294,436
             Stepan Co..................................   113,397    7,292,561
#*           Stillwater Mining Co....................... 2,237,955   34,240,712
             SunCoke Energy, Inc........................ 1,822,848   13,908,330
#            Synalloy Corp..............................    69,892      533,276
#            TimkenSteel Corp...........................   458,272    4,591,885
#*           Trecora Resources..........................     4,785       54,693
#            Tredegar Corp.............................. 1,184,203   20,960,393
#            Tronox, Ltd. Class A....................... 1,325,452    8,602,183
*            UFP Technologies, Inc......................    12,455      285,095
#            United States Lime & Minerals, Inc.........     6,290      396,270
#*           Universal Stainless & Alloy Products,
               Inc......................................   152,802    1,786,255
*            Webco Industries, Inc......................     9,290      392,503
                                                                   ------------
Total Materials.........................................            812,688,916
                                                                   ------------
Other -- (0.0%)
(degrees)*   Allen Organ Co. Escrow Shares..............     4,900           --
(degrees)*   Concord Camera Corp. Escrow Shares.........    95,952           --
(degrees)#*  Gerber Scientific, Inc. Escrow Shares......   525,910           --
(degrees)*   Petrocorp, Inc. Escrow Shares..............   102,600           --
                                                                   ------------
Total Other.............................................                     --
                                                                   ------------
Telecommunication Services -- (0.8%)
*            Alaska Communications Systems Group, Inc...   212,878      353,378
#            ATN International, Inc.....................   185,989   13,673,911
#*           Cincinnati Bell, Inc.......................   851,428    4,257,140
#            Consolidated Communications Holdings,
               Inc......................................    43,432    1,213,924
#*           General Communication, Inc. Class A........   386,935    5,954,930
*            Hawaiian Telcom Holdco, Inc................    70,074    1,555,643
#*           Iridium Communications, Inc................ 1,439,150   12,923,567

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                      SHARES        VALUE+
                                                    ----------- ---------------
Telecommunication Services -- (Continued)
#*          Lumos Networks Corp....................     214,550 $     2,510,235
#*          ORBCOMM, Inc...........................   1,310,641      13,879,688
#           Shenandoah Telecommunications Co.......       1,734          71,233
            Spok Holdings, Inc.....................     395,417       7,307,306
            Telephone & Data Systems, Inc..........   1,783,106      56,150,008
#*          United States Cellular Corp............      89,318       3,612,913
                                                                ---------------
Total Telecommunication Services...................                 123,463,876
                                                                ---------------
Utilities -- (0.2%)
            Atlantic Power Corp....................      15,344          38,667
#           Consolidated Water Co., Ltd............     147,812       1,985,115
#*          Dynegy, Inc............................   1,426,670      21,585,517
            Genie Energy, Ltd. Class B.............      31,444         201,871
#           Ormat Technologies, Inc................     206,658       9,431,871
#           TerraForm Power, Inc. Class A..........     202,869       2,385,739
                                                                ---------------
Total Utilities....................................                  35,628,780
                                                                ---------------
TOTAL COMMON STOCKS................................              12,892,879,215
                                                                ---------------
PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
(degrees)*  Enron TOPRS Escrow Shares..............      34,332              --
                                                                ---------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)*  Capital Bank Corp. Contingent Value
              Rights...............................      45,703              --
(degrees)*  Leap Wireless International, Inc.
              Contingent Value Rights..............     978,534              --
TOTAL RIGHTS/WARRANTS..............................                          --
                                                                ---------------
TOTAL INVESTMENT SECURITIES........................              12,892,879,215
                                                                ---------------
TEMPORARY CASH INVESTMENTS -- (1.1%)
            State Street Institutional Liquid
              Reserves, 0.457%..................... 165,859,288     165,859,288
                                                                ---------------
SECURITIES LENDING COLLATERAL -- (12.9%)
(S)@        DFA Short Term Investment Fund......... 166,834,225   1,930,271,980
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $12,560,069,565)^^.........................             $14,989,010,483
                                                                ===============

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                         ------------------------------------------------------
                             LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                         --------------- -------------- ------- ---------------
Common Stocks
   Consumer
     Discretionary...... $ 1,851,328,277             --   --    $ 1,851,328,277
   Consumer Staples.....     595,343,183             --   --        595,343,183
   Energy...............   1,267,896,306             --   --      1,267,896,306
   Financials...........   3,250,707,495             --   --      3,250,707,495
   Health Care..........     615,342,282             --   --        615,342,282
   Industrials..........   2,498,193,818             --   --      2,498,193,818
   Information
     Technology.........   1,842,286,282             --   --      1,842,286,282
   Materials............     812,688,916             --   --        812,688,916
   Other................              --             --   --                 --
   Telecommunication
     Services...........     123,463,876             --   --        123,463,876
   Utilities............      35,628,780             --   --         35,628,780
Preferred Stocks
   Other................              --             --   --                 --
Rights/Warrants.........              --             --   --                 --
Temporary Cash
  Investments...........     165,859,288             --   --        165,859,288
Securities Lending
  Collateral............              -- $1,930,271,980   --      1,930,271,980
Futures Contracts**.....       5,029,625             --   --          5,029,625
                         --------------- --------------   --    ---------------
TOTAL................... $13,063,768,128 $1,930,271,980   --    $14,994,040,108
                         =============== ==============   ==    ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                         U.S. CORE EQUITY 1 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                           SHARES     VALUE+
                                                           ------- ------------
COMMON STOCKS -- (91.1%)

Consumer Discretionary -- (14.6%)
*   1-800-Flowers.com, Inc. Class A.......................  68,197 $    622,639
    A.H. Belo Corp. Class A...............................  15,518       80,228
    Aaron's, Inc..........................................  98,705    2,363,985
    Abercrombie & Fitch Co. Class A.......................  78,331    1,622,235
    Advance Auto Parts, Inc...............................  64,618   10,976,013
*   Amazon.com, Inc....................................... 245,462  186,259,020
    AMC Entertainment Holdings, Inc. Class A..............  33,984      999,809
*   AMC Networks, Inc. Class A............................  85,917    4,756,365
    AMCON Distributing Co.................................     247       22,367
#*  America's Car-Mart, Inc...............................  11,191      392,580
*   American Axle & Manufacturing Holdings, Inc........... 127,222    2,214,935
#   American Eagle Outfitters, Inc........................ 351,761    6,303,557
*   American Public Education, Inc........................  30,346      869,109
*   Apollo Education Group, Inc........................... 155,395    1,397,001
    Aramark............................................... 214,394    7,686,025
#   Arctic Cat, Inc.......................................  18,084      282,291
    Ark Restaurants Corp..................................   2,510       58,232
*   Asbury Automotive Group, Inc..........................  60,435    3,674,448
#*  Ascena Retail Group, Inc.............................. 268,682    2,184,385
*   Ascent Capital Group, Inc. Class A....................  16,346      278,209
#   Autoliv, Inc..........................................  82,800    8,760,240
#*  AutoNation, Inc....................................... 167,328    8,926,949
*   AutoZone, Inc.........................................  13,837   11,262,903
*   Ballantyne Strong, Inc................................  10,077       52,602
*   Barnes & Noble Education, Inc.........................  78,120      903,067
#   Barnes & Noble, Inc................................... 145,148    1,898,536
    Bassett Furniture Industries, Inc.....................   7,766      200,596
    Beasley Broadcast Group, Inc. Class A.................   3,374       17,882
#*  Beazer Homes USA, Inc.................................  11,219      107,590
#*  bebe stores, Inc......................................   7,995        6,315
#   Bed Bath & Beyond, Inc................................ 240,496   10,810,295
*   Belmond, Ltd. Class A................................. 197,113    2,264,828
#   Best Buy Co., Inc..................................... 486,690   16,352,784
    Big 5 Sporting Goods Corp.............................  38,061      401,924
#   Big Lots, Inc......................................... 105,633    5,617,563
*   Biglari Holdings, Inc.................................       9        3,736
*   BJ's Restaurants, Inc.................................  39,663    1,540,511
    Bloomin' Brands, Inc.................................. 254,986    4,584,648
#   Blue Nile, Inc........................................  15,801      459,177
#   Bob Evans Farms, Inc..................................  35,764    1,315,400
#   Bon-Ton Stores, Inc. (The)............................  13,310       19,832
#   BorgWarner, Inc....................................... 224,272    7,441,345
    Bowl America, Inc. Class A............................   1,576       22,884
#*  Boyd Gaming Corp......................................  37,566      736,669
*   Bravo Brio Restaurant Group, Inc......................  27,568      226,609
*   Bridgepoint Education, Inc............................  65,909      469,931
*   Bright Horizons Family Solutions, Inc.................  93,696    6,284,191
#   Brinker International, Inc............................  98,293    4,633,532
    Brunswick Corp........................................ 140,201    6,956,774
#   Buckle, Inc. (The)....................................  23,083      632,243
#*  Buffalo Wild Wings, Inc...............................  37,359    6,274,818

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Consumer Discretionary -- (Continued)
*   Build-A-Bear Workshop, Inc..........................    37,992 $    517,831
*   Burlington Stores, Inc..............................    92,064    7,043,817
*   Cabela's, Inc.......................................   116,799    6,030,332
    Cable One, Inc......................................    10,919    5,720,246
#   CalAtlantic Group, Inc..............................   176,091    6,376,255
    Caleres, Inc........................................    73,047    1,922,597
    Callaway Golf Co....................................   124,766    1,334,996
*   Cambium Learning Group, Inc.........................    45,231      218,918
    Canterbury Park Holding Corp........................     2,402       26,182
    Capella Education Co................................    25,379    1,519,441
*   Career Education Corp...............................   149,016    1,029,701
#*  CarMax, Inc.........................................   181,059   10,548,497
*   Carmike Cinemas, Inc................................    38,392    1,183,241
    Carnival Corp.......................................   173,201    8,091,951
#   Carriage Services, Inc..............................    32,920      800,285
*   Carrols Restaurant Group, Inc.......................    77,961      944,108
    Carter's, Inc.......................................    82,195    8,322,244
    Cato Corp. (The) Class A............................    45,681    1,634,009
*   Cavco Industries, Inc...............................    11,642    1,156,982
#   CBS Corp. Class A...................................     9,684      532,620
    CBS Corp. Class B...................................   205,932   10,753,769
#*  Central European Media Enterprises, Ltd. Class A....    30,475       70,397
*   Century Communities, Inc............................       952       16,850
*   Charles & Colvard, Ltd..............................    17,475       17,650
*   Charter Communications, Inc. Class A................   110,235   25,890,894
#   Cheesecake Factory, Inc. (The)......................    94,554    4,891,278
*   Cherokee, Inc.......................................     7,301       76,222
    Chico's FAS, Inc....................................   214,573    2,577,022
#   Children's Place, Inc. (The)........................    35,632    2,978,123
#*  Chipotle Mexican Grill, Inc.........................    16,056    6,807,583
#   Choice Hotels International, Inc....................    77,066    3,721,517
*   Christopher & Banks Corp............................    36,826       74,757
    Churchill Downs, Inc................................     5,206      682,663
#*  Chuy's Holdings, Inc................................    28,968      976,801
    Cinemark Holdings, Inc..............................   206,010    7,745,976
    Citi Trends, Inc....................................    28,816      480,651
#   Clear Channel Outdoor Holdings, Inc. Class A........    35,383      247,327
    ClubCorp Holdings, Inc..............................    91,439    1,325,866
#   Coach, Inc..........................................   187,505    8,083,341
    Collectors Universe, Inc............................     8,102      174,274
    Columbia Sportswear Co..............................    87,371    5,001,990
    Comcast Corp. Class A............................... 1,823,266  122,614,639
#*  Conn's, Inc.........................................    29,186      207,512
    Cooper Tire & Rubber Co.............................   106,608    3,516,998
*   Cooper-Standard Holding, Inc........................    11,981    1,054,927
    Core-Mark Holding Co., Inc..........................    67,104    3,285,412
#   Cracker Barrel Old Country Store, Inc...............    47,841    7,530,652
#*  Crocs, Inc..........................................    96,113    1,088,960
    CSS Industries, Inc.................................     2,658       69,932
#   CST Brands, Inc.....................................   146,845    6,566,908
    Culp, Inc...........................................    27,347      780,210
*   Cumulus Media, Inc. Class A.........................    66,466       25,417
    Dana Holding Corp...................................   287,448    3,920,791

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Consumer Discretionary -- (Continued)
#   Darden Restaurants, Inc..............................   130,879 $ 8,056,911
#*  Dave & Buster's Entertainment, Inc...................    58,564   2,606,098
#*  Deckers Outdoor Corp.................................    54,677   3,609,229
*   Del Frisco's Restaurant Group, Inc...................    24,225     361,437
#*  Del Taco Restaurants, Inc............................    13,434     141,191
    Delphi Automotive P.L.C..............................   148,999  10,105,112
*   Delta Apparel, Inc...................................     6,441     153,875
*   Denny's Corp.........................................   114,757   1,280,688
    Destination Maternity Corp...........................    10,940      61,483
*   Destination XL Group, Inc............................    56,418     291,117
#   DeVry Education Group, Inc...........................    91,305   2,033,362
*   Diamond Resorts International, Inc...................    96,969   2,926,524
    Dick's Sporting Goods, Inc...........................   171,581   8,800,390
#   Dillard's, Inc. Class A..............................    74,845   5,065,510
    DineEquity, Inc......................................    37,724   3,069,602
#*  Discovery Communications, Inc. Class A...............   236,113   5,924,075
*   Discovery Communications, Inc. Class B...............     1,400      36,918
*   Discovery Communications, Inc. Class C...............   342,468   8,404,165
*   DISH Network Corp. Class A...........................   117,093   6,255,108
*   Dixie Group, Inc. (The)..............................     4,689      17,349
    Dollar General Corp..................................   171,259  16,225,078
*   Dollar Tree, Inc.....................................   147,067  14,161,081
    Domino's Pizza, Inc..................................    60,147   8,859,653
#*  Dorman Products, Inc.................................    44,880   2,858,856
    Dover Motorsports, Inc...............................     3,182       6,682
    DR Horton, Inc.......................................   318,601  10,475,601
*   DreamWorks Animation SKG, Inc. Class A...............    92,686   3,797,345
    Drew Industries, Inc.................................    41,680   3,818,305
    DSW, Inc. Class A....................................   123,268   2,990,482
#   Dunkin' Brands Group, Inc............................   120,160   5,444,450
    Educational Development Corp.........................     1,932      25,966
*   Eldorado Resorts, Inc................................    11,682     168,805
*   Emerson Radio Corp...................................    14,810       9,702
    Entercom Communications Corp. Class A................    24,588     359,231
    Entravision Communications Corp. Class A.............   126,023     914,927
#   Escalade, Inc........................................     9,623     103,255
#   Ethan Allen Interiors, Inc...........................    45,217   1,570,386
*   EVINE Live, Inc......................................    36,640      69,250
#*  EW Scripps Co. (The) Class A.........................    99,707   1,691,031
#   Expedia, Inc.........................................    79,786   9,307,037
*   Express, Inc.........................................   165,815   2,480,592
#*  Famous Dave's of America, Inc........................     4,605      26,755
#*  Federal-Mogul Holdings Corp..........................    99,691     881,268
#*  Fiesta Restaurant Group, Inc.........................    27,716     619,175
#   Finish Line, Inc. (The) Class A......................    85,507   1,858,067
#*  Five Below, Inc......................................    54,382   2,774,026
    Flanigan's Enterprises, Inc..........................       300       7,131
    Flexsteel Industries, Inc............................     4,267     175,374
#   Foot Locker, Inc.....................................   151,452   9,029,568
    Ford Motor Co........................................ 2,778,994  35,182,064
#*  Fossil Group, Inc....................................    87,105   2,752,518
#*  Fox Factory Holding Corp.............................    69,498   1,333,667
#*  Francesca's Holdings Corp............................    92,113   1,170,756

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Consumer Discretionary -- (Continued)
#   Fred's, Inc. Class A..................................  70,219 $  1,115,780
*   FTD Cos., Inc.........................................  28,812      729,232
*   Full House Resorts, Inc...............................   1,400        2,506
#*  G-III Apparel Group, Ltd..............................  68,586    2,745,498
#   GameStop Corp. Class A................................ 214,131    6,627,354
*   Gaming Partners International Corp....................   4,515       43,118
    Gannett Co., Inc...................................... 194,111    2,476,856
#   Gap, Inc. (The)....................................... 397,552   10,252,866
    Garmin, Ltd........................................... 151,763    8,245,284
    General Motors Co..................................... 919,276   28,993,965
#*  Genesco, Inc..........................................  32,731    2,272,186
#   Gentex Corp........................................... 491,035    8,676,588
#*  Gentherm, Inc.........................................  75,108    2,520,624
    Genuine Parts Co...................................... 138,022   14,111,369
#   GNC Holdings, Inc. Class A............................ 166,175    3,391,632
    Goodyear Tire & Rubber Co. (The)...................... 404,408   11,594,377
#*  GoPro, Inc. Class A................................... 153,221    1,936,713
#*  Gordmans Stores, Inc..................................  15,165       18,198
    Graham Holdings Co. Class B...........................   5,782    2,909,734
*   Grand Canyon Education, Inc...........................  81,471    3,426,670
*   Gray Television, Inc.................................. 104,113    1,030,719
*   Gray Television, Inc. Class A.........................     600        5,790
*   Green Brick Partners, Inc.............................     767        5,415
#   Group 1 Automotive, Inc...............................  39,074    2,435,092
#*  Groupon, Inc..........................................  34,361      165,620
#   Guess?, Inc........................................... 177,056    2,606,264
#   H&R Block, Inc........................................ 206,267    4,907,092
#   Hanesbrands, Inc...................................... 281,187    7,496,445
#   Harley-Davidson, Inc.................................. 181,721    9,616,675
    Harman International Industries, Inc..................  86,449    7,144,145
    Harte-Hanks, Inc......................................  96,471      160,142
    Hasbro, Inc...........................................  78,720    6,394,426
    Haverty Furniture Cos., Inc...........................  26,199      482,848
    Haverty Furniture Cos., Inc. Class A..................   1,608       30,335
*   Helen of Troy, Ltd....................................  40,405    4,024,742
#*  hhgregg, Inc..........................................  27,171       56,516
#*  Hibbett Sports, Inc...................................  31,456    1,098,444
#   Hilton Worldwide Holdings, Inc........................ 198,418    4,601,313
    Home Depot, Inc. (The)................................ 756,178  104,534,047
    Hooker Furniture Corp.................................  13,926      322,108
*   Horizon Global Corp...................................  18,849      245,979
*   Houghton Mifflin Harcourt Co.......................... 157,368    2,667,388
    HSN, Inc..............................................  67,098    3,432,734
#*  Hyatt Hotels Corp. Class A............................  24,073    1,214,242
*   Iconix Brand Group, Inc...............................  60,513      435,694
#*  Installed Building Products, Inc......................  25,813      924,880
    International Game Technology P.L.C...................  46,202      965,622
    International Speedway Corp. Class A..................  42,539    1,436,542
    Interpublic Group of Cos., Inc. (The)................. 308,884    7,122,865
    Interval Leisure Group, Inc........................... 143,838    2,586,207
*   Intrawest Resorts Holdings, Inc.......................   2,217       32,235
#*  iRobot Corp...........................................  34,186    1,296,333
*   Isle of Capri Casinos, Inc............................  30,209      565,815

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Consumer Discretionary -- (Continued)
#*          ITT Educational Services, Inc..................   8,984 $    20,304
*           J Alexander's Holdings, Inc....................  11,747     112,419
#           Jack in the Box, Inc...........................  49,377   4,364,433
#*          JAKKS Pacific, Inc.............................  12,915     119,076
#*          Jamba, Inc.....................................  17,844     192,715
#*          JC Penney Co., Inc............................. 378,373   3,655,083
            John Wiley & Sons, Inc. Class A................  81,911   4,726,265
            John Wiley & Sons, Inc. Class B................   4,638     259,728
#           Johnson Controls, Inc.......................... 320,515  14,718,049
            Johnson Outdoors, Inc. Class A.................   8,183     249,172
*           K12, Inc.......................................  49,698     615,261
#*          Kate Spade & Co................................ 155,127   3,364,705
#           KB Home........................................  62,897     987,483
*           Kirkland's, Inc................................  29,828     454,579
#           Kohl's Corp.................................... 268,461  11,165,293
#*          Kona Grill, Inc................................   4,321      54,013
*           Koss Corp......................................   1,533       3,158
#           L Brands, Inc.................................. 108,943   8,050,888
*           La Quinta Holdings, Inc........................ 124,719   1,542,774
            La-Z-Boy, Inc..................................  85,309   2,578,038
*           Lakeland Industries, Inc.......................   3,968      40,236
#*          Lands' End, Inc................................  22,424     318,645
            Las Vegas Sands Corp........................... 210,734  10,673,677
(degrees)*  Lazare Kaplan International, Inc...............   1,600         900
            Lear Corp...................................... 113,084  12,829,380
#*          Lee Enterprises, Inc...........................  20,446      37,621
            Leggett & Platt, Inc........................... 146,282   7,690,045
#           Lennar Corp. Class A........................... 140,484   6,574,651
#           Lennar Corp. Class B...........................  17,482     656,274
            Libbey, Inc....................................  46,264     864,674
#*          Liberty Braves Group Class A...................   5,907      97,406
*           Liberty Braves Group Class B...................     239       4,022
*           Liberty Braves Group Class C...................  12,726     203,361
*           Liberty Broadband Corp. Class A................  30,593   1,921,546
*           Liberty Broadband Corp. Class B................     598      40,407
*           Liberty Broadband Corp. Class C................  86,242   5,459,981
*           Liberty Interactive Corp., QVC Group Class A... 412,224  11,051,725
*           Liberty Interactive Corp., QVC Group Class B...   1,148      31,851
*           Liberty Media Group Class A....................  14,769     335,256
*           Liberty Media Group Class B....................     598      16,684
#*          Liberty Media Group Class C....................  31,815     713,292
*           Liberty SiriusXM Group Class A.................  59,077   2,112,003
*           Liberty SiriusXM Group Class B.................   2,392      85,562
*           Liberty SiriusXM Group Class C................. 127,261   4,485,950
*           Liberty TripAdvisor Holdings, Inc. Class A.....  89,081   2,108,547
*           Liberty TripAdvisor Holdings, Inc. Class B.....     694      17,114
*           Liberty Ventures Series A...................... 129,749   4,892,835
            Lifetime Brands, Inc...........................  11,349     151,963
#           Lions Gate Entertainment Corp.................. 116,799   2,334,812
#           Lithia Motors, Inc. Class A....................  38,612   3,331,829
#*          Live Nation Entertainment, Inc................. 367,928  10,088,586
*           LKQ Corp....................................... 257,195   8,844,936
#*          Loral Space & Communications, Inc..............  12,582     442,006

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Consumer Discretionary -- (Continued)
    Lowe's Cos., Inc....................................... 538,551 $44,311,976
#*  Luby's, Inc............................................  41,043     190,440
*   Lululemon Athletica, Inc...............................  82,285   6,389,430
#*  Lumber Liquidators Holdings, Inc.......................  22,193     333,561
*   M/I Homes, Inc.........................................  45,749   1,031,640
    Macy's, Inc............................................ 366,689  13,138,467
*   Madison Square Garden Co. (The) Class A................  23,907   4,369,961
    Marcus Corp. (The).....................................  15,379     340,645
    Marine Products Corp...................................  20,779     189,712
#*  MarineMax, Inc.........................................  35,619     719,504
#   Marriott International, Inc. Class A................... 130,230   9,337,491
#   Marriott Vacations Worldwide Corp......................  49,149   3,750,069
#   Mattel, Inc............................................ 215,877   7,205,974
*   Mattress Firm Holding Corp.............................   1,120      33,421
*   McClatchy Co. (The) Class A............................   6,581     127,277
    McDonald's Corp........................................ 530,776  62,445,796
#   MDC Holdings, Inc......................................  98,214   2,584,992
*   Media General, Inc.....................................  34,446     605,905
#   Meredith Corp..........................................  70,269   3,828,255
#*  Meritage Homes Corp....................................  80,764   2,939,002
*   MGM Resorts International.............................. 434,678  10,423,578
#*  Michael Kors Holdings, Ltd............................. 193,823  10,024,526
*   Michaels Cos., Inc. (The).............................. 144,595   3,811,524
*   Modine Manufacturing Co................................  72,219     693,302
*   Mohawk Industries, Inc.................................  90,277  18,862,476
*   Monarch Casino & Resort, Inc...........................   6,425     149,895
#   Monro Muffler Brake, Inc...............................  47,650   2,983,843
#*  Motorcar Parts of America, Inc.........................  24,194     678,158
    Movado Group, Inc......................................  19,211     433,977
*   MSG Networks, Inc. Class A............................. 101,681   1,631,980
*   Murphy USA, Inc........................................  90,948   6,970,255
    NACCO Industries, Inc. Class A.........................   7,497     421,856
*   Nathan's Famous, Inc...................................   5,441     264,269
    National CineMedia, Inc................................  91,270   1,421,987
*   Nautilus, Inc..........................................  60,278   1,135,638
#*  Netflix, Inc........................................... 104,226   9,510,623
#*  Nevada Gold & Casinos, Inc.............................     700       1,351
    New Media Investment Group, Inc........................   1,006      17,766
#*  New York & Co., Inc....................................  53,002      98,584
#   New York Times Co. (The) Class A....................... 239,330   3,106,503
    Newell Brands, Inc..................................... 225,857  11,848,458
    News Corp. Class A..................................... 240,329   3,117,067
#   News Corp. Class B..................................... 118,718   1,595,570
#   Nexstar Broadcasting Group, Inc. Class A...............  39,651   2,004,358
    NIKE, Inc. Class B..................................... 662,186  36,751,323
*   Nobility Homes, Inc....................................   1,105      16,686
#   Nordstrom, Inc......................................... 187,274   8,283,129
#*  Norwegian Cruise Line Holdings, Ltd.................... 178,427   7,600,990
    Nutrisystem, Inc.......................................  45,595   1,348,700
*   NVR, Inc...............................................   4,994   8,514,770
*   O'Reilly Automotive, Inc...............................  65,153  18,935,416
*   Office Depot, Inc...................................... 719,803   2,490,518
#   Omnicom Group, Inc..................................... 175,097  14,408,732

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Consumer Discretionary -- (Continued)
#   Outerwall, Inc.......................................    20,260 $ 1,066,892
#*  Overstock.com, Inc...................................    10,636     173,367
    Oxford Industries, Inc...............................    27,116   1,550,493
    P&F Industries, Inc. Class A.........................       504       4,682
#*  Panera Bread Co. Class A.............................    41,955   9,201,571
#   Papa John's International, Inc.......................    49,902   3,690,253
#*  Penn National Gaming, Inc............................   113,225   1,700,640
#   Penske Automotive Group, Inc.........................   149,616   5,927,786
*   Perfumania Holdings, Inc.............................     2,203       5,067
*   Perry Ellis International, Inc.......................    13,637     292,105
#   PetMed Express, Inc..................................    14,214     294,656
#   Pier 1 Imports, Inc..................................   163,331     836,255
#*  Pinnacle Entertainment, Inc..........................    63,869     697,449
#   Polaris Industries, Inc..............................    45,130   4,456,588
    Pool Corp............................................    51,655   5,283,273
*   Popeyes Louisiana Kitchen, Inc.......................    30,268   1,733,751
*   Potbelly Corp........................................       466       6,072
*   Priceline Group, Inc. (The)..........................    24,433  33,004,341
    PulteGroup, Inc......................................   336,662   7,130,501
    PVH Corp.............................................    67,666   6,838,326
*   QEP Co., Inc.........................................       352       6,398
#*  Radio One, Inc. Class D..............................    16,485      52,752
#   Ralph Lauren Corp....................................    59,722   5,858,131
    RCI Hospitality Holdings, Inc........................     7,842      83,517
*   Reading International, Inc. Class A..................    10,059     138,311
*   Red Lion Hotels Corp.................................    13,744     109,127
#*  Red Robin Gourmet Burgers, Inc.......................    26,927   1,302,190
#   Regal Entertainment Group Class A....................   215,942   5,078,956
*   Regis Corp...........................................    52,558     706,380
#   Rent-A-Center, Inc...................................    88,792     958,954
#*  Restoration Hardware Holdings, Inc...................    58,951   1,816,280
    Rocky Brands, Inc....................................     7,436      81,573
    Ross Stores, Inc.....................................   268,071  16,574,830
    Royal Caribbean Cruises, Ltd.........................   163,942  11,875,958
*   Ruby Tuesday, Inc....................................    95,228     384,721
    Ruth's Hospitality Group, Inc........................    72,351   1,155,445
#   Saga Communications, Inc. Class A....................     1,544      63,335
    Salem Media Group, Inc...............................    12,181      92,210
#*  Sally Beauty Holdings, Inc...........................   203,271   5,961,938
#   Scholastic Corp......................................    22,072     907,159
#   Scripps Networks Interactive, Inc. Class A...........    67,492   4,458,522
#   SeaWorld Entertainment, Inc..........................   171,008   2,633,523
#*  Select Comfort Corp..................................    88,556   2,112,946
*   Sequential Brands Group, Inc.........................     2,521      20,496
#   Service Corp. International..........................   371,984  10,311,396
*   ServiceMaster Global Holdings, Inc...................   185,516   7,018,070
#*  Shake Shack, Inc. Class A............................     3,257     130,313
*   Shiloh Industries, Inc...............................    18,572     179,963
    Shoe Carnival, Inc...................................    23,587     620,574
*   Shutterfly, Inc......................................    48,391   2,573,917
#   Signet Jewelers, Ltd.................................    61,999   5,450,332
#   Sinclair Broadcast Group, Inc. Class A...............   146,889   4,086,452
#*  Sirius XM Holdings, Inc.............................. 1,574,894   6,913,785

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Consumer Discretionary -- (Continued)
#   Six Flags Entertainment Corp........................... 110,934 $ 6,255,568
*   Sizmek, Inc............................................  27,927      76,241
*   Skechers U.S.A., Inc. Class A.......................... 211,671   5,084,337
*   Skullcandy, Inc........................................  39,245     240,179
*   Skyline Corp...........................................   4,311      39,747
#*  Smith & Wesson Holding Corp............................ 106,021   3,122,318
#   Sonic Automotive, Inc. Class A.........................  76,409   1,389,116
    Sonic Corp.............................................  56,022   1,507,552
#   Sotheby's.............................................. 103,610   3,355,928
*   Spanish Broadcasting System, Inc. Class A..............   1,868       6,743
    Spartan Motors, Inc....................................  27,734     235,462
    Speedway Motorsports, Inc..............................  36,358     642,446
*   Sportsman's Warehouse Holdings, Inc....................   8,796      89,543
#   Stage Stores, Inc......................................  52,560     311,681
    Standard Motor Products, Inc...........................  35,577   1,492,099
*   Stanley Furniture Co., Inc.............................   8,749      21,435
    Staples, Inc........................................... 516,506   4,798,341
    Starbucks Corp......................................... 870,072  50,507,680
    Starwood Hotels & Resorts Worldwide, Inc............... 120,602   9,414,192
*   Starz Class A.......................................... 109,783   3,318,740
*   Starz Class B..........................................   2,392      73,961
#   Stein Mart, Inc........................................ 100,423     863,638
#*  Steven Madden, Ltd.....................................  96,202   3,368,994
*   Stoneridge, Inc........................................  52,976     883,640
    Strattec Security Corp.................................   2,661     118,681
*   Strayer Education, Inc.................................  24,844   1,135,868
    Sturm Ruger & Co., Inc.................................  34,520   2,347,360
    Superior Industries International, Inc.................  24,359     744,411
    Superior Uniform Group, Inc............................  13,906     223,469
*   Sypris Solutions, Inc..................................  12,624      11,109
    Tailored Brands, Inc...................................  63,239     926,451
*   Tandy Leather Factory, Inc.............................  14,264     101,845
    Target Corp............................................ 351,450  26,474,729
*   Taylor Morrison Home Corp. Class A.....................  68,312   1,110,070
    TEGNA, Inc............................................. 365,892   8,013,035
#*  Tempur Sealy International, Inc........................ 114,095   8,629,005
#*  Tenneco, Inc........................................... 118,932   6,722,037
#*  Tesla Motors, Inc......................................  17,400   4,085,346
#   Texas Roadhouse, Inc................................... 100,559   4,748,396
#   Thor Industries, Inc...................................  94,577   7,238,924
#   Tiffany & Co........................................... 137,351   8,861,887
*   Tilly's, Inc. Class A..................................   8,715      49,588
    Time Warner, Inc....................................... 472,081  36,185,009
#   Time, Inc.............................................. 107,073   1,748,502
    TJX Cos., Inc. (The)................................... 394,042  32,201,112
#*  Toll Brothers, Inc..................................... 112,545   3,152,385
*   TopBuild Corp..........................................  30,439   1,149,377
    Tower International, Inc...............................  35,529     820,009
*   Town Sports International Holdings, Inc................  17,552      43,178
#   Tractor Supply Co...................................... 105,852   9,701,336
*   Trans World Entertainment Corp.........................     200         710
*   TRI Pointe Group, Inc.................................. 107,435   1,445,001
#*  TripAdvisor, Inc.......................................  81,793   5,723,056

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                        SHARES       VALUE+
                                                       --------- --------------
Consumer Discretionary -- (Continued)
#*  Tuesday Morning Corp..............................    36,500 $      287,985
*   Tumi Holdings, Inc................................   104,219      2,787,858
#   Tupperware Brands Corp............................    60,031      3,762,743
    Twenty-First Century Fox, Inc. Class A............   570,377     15,194,843
    Twenty-First Century Fox, Inc. Class B............   223,815      6,049,719
*   Ulta Salon Cosmetics & Fragrance, Inc.............    41,562     10,856,410
#*  Under Armour, Inc. Class A........................   100,646      3,971,491
*   Under Armour, Inc. Class C........................   101,636      3,628,405
*   Unifi, Inc........................................    15,429        417,046
*   Universal Electronics, Inc........................    21,364      1,652,292
    Universal Technical Institute, Inc................    16,908         40,072
#*  Urban Outfitters, Inc.............................   220,723      6,599,618
*   US Auto Parts Network, Inc........................    19,452         79,559
    Vail Resorts, Inc.................................    60,178      8,609,666
#*  Vera Bradley, Inc.................................    15,343        223,394
    VF Corp...........................................   125,816      7,854,693
#   Viacom, Inc. Class A..............................     9,616        477,338
    Viacom, Inc. Class B..............................   321,687     14,627,108
*   Vista Outdoor, Inc................................    94,803      4,744,890
    Visteon Corp......................................    71,733      5,027,766
#*  Vitamin Shoppe, Inc...............................    50,468      1,476,694
*   VOXX International Corp...........................    38,950        103,218
    Walt Disney Co. (The).............................   805,208     77,259,708
#*  WCI Communities, Inc..............................       961         16,174
#*  Weight Watchers International, Inc................    38,632        460,880
    Wendy's Co. (The).................................   517,789      5,001,842
#*  West Marine, Inc..................................    18,950        166,002
#   Weyco Group, Inc..................................     6,018        168,143
    Whirlpool Corp....................................   110,031     21,165,563
#*  William Lyon Homes Class A........................    12,243        212,416
#   Williams-Sonoma, Inc..............................   140,890      7,619,331
#   Winmark Corp......................................     3,093        311,063
#   Winnebago Industries, Inc.........................    59,677      1,417,926
#   Wolverine World Wide, Inc.........................   145,214      3,556,291
#   Wyndham Worldwide Corp............................   124,395      8,834,533
#   Wynn Resorts, Ltd.................................    44,835      4,391,588
    Yum! Brands, Inc..................................   232,451     20,785,768
*   ZAGG, Inc.........................................    63,757        403,582
#*  Zumiez, Inc.......................................    39,272        666,839
                                                                 --------------
Total Consumer Discretionary..........................            2,357,381,846
                                                                 --------------
Consumer Staples -- (7.9%)
#   Alico, Inc........................................     8,044        237,941
*   Alliance One International, Inc...................     8,251        142,742
    Altria Group, Inc................................. 1,175,556     79,585,141
    Andersons, Inc. (The).............................    44,961      1,662,658
    Archer-Daniels-Midland Co.........................   295,037     13,300,268
#   Avon Products, Inc................................   543,449      2,211,837
#   B&G Foods, Inc....................................   104,600      5,396,314
#*  Boston Beer Co., Inc. (The) Class A...............    16,052      2,935,590
*   Bridgford Foods Corp..............................     2,501         34,264
#   Brown-Forman Corp. Class A........................    19,698      2,081,291
#   Brown-Forman Corp. Class B........................    66,988      6,577,552

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Consumer Staples -- (Continued)
    Bunge, Ltd...........................................   155,949 $10,267,682
#   Cal-Maine Foods, Inc.................................   104,478   4,377,628
#   Calavo Growers, Inc..................................    24,324   1,600,033
#   Campbell Soup Co.....................................   224,122  13,956,077
#   Casey's General Stores, Inc..........................    73,025   9,751,758
*   CCA Industries, Inc..................................     3,400      10,863
#*  Central Garden & Pet Co..............................    11,250     272,925
*   Central Garden & Pet Co. Class A.....................    53,235   1,213,226
#*  Chefs' Warehouse, Inc. (The).........................    21,089     340,587
#   Church & Dwight Co., Inc.............................    82,749   8,129,262
    Clorox Co. (The).....................................   104,241  13,662,868
#   Coca-Cola Bottling Co. Consolidated..................    15,965   2,273,576
    Coca-Cola Co. (The).................................. 2,096,157  91,455,330
    Coca-Cola European Partners P.L.C....................   102,001   3,807,697
*   Coffee Holding Co., Inc..............................       300       1,722
    Colgate-Palmolive Co.................................   470,121  34,991,106
    ConAgra Foods, Inc...................................   204,421   9,558,726
    Constellation Brands, Inc. Class A...................    74,250  12,223,777
    Constellation Brands, Inc. Class B...................     3,160     524,149
    Costco Wholesale Corp................................   221,328  37,010,468
#   Coty, Inc. Class A...................................    71,836   1,930,233
*   Craft Brew Alliance, Inc.............................    13,966     163,961
*   Crimson Wine Group, Ltd..............................    15,327     129,820
    CVS Health Corp......................................   645,326  59,834,627
*   Cyanotech Corp.......................................       800       3,840
*   Darling Ingredients, Inc.............................   204,708   3,230,292
#   Dean Foods Co........................................   186,218   3,437,584
    Dr Pepper Snapple Group, Inc.........................   123,809  12,196,425
#*  Edgewell Personal Care Co............................    82,830   7,008,246
    Energizer Holdings, Inc..............................    76,318   3,932,667
    Estee Lauder Cos., Inc. (The) Class A................   126,846  11,783,993
#*  Farmer Brothers Co...................................    26,107     800,702
#   Flowers Foods, Inc...................................   276,896   5,092,117
#   Fresh Del Monte Produce, Inc.........................    86,673   4,927,360
#   General Mills, Inc...................................   303,079  21,788,349
    Golden Enterprises, Inc..............................     3,860      45,741
#*  Hain Celestial Group, Inc. (The).....................   139,593   7,369,114
#*  Herbalife, Ltd.......................................   133,248   9,062,196
    Hershey Co. (The)....................................    78,477   8,692,112
#   Hormel Foods Corp....................................   208,576   7,790,314
*   HRG Group, Inc.......................................   167,822   2,498,870
    Ingles Markets, Inc. Class A.........................    24,933     968,148
    Ingredion, Inc.......................................   106,021  14,126,238
    Inter Parfums, Inc...................................    40,208   1,308,368
#*  Inventure Foods, Inc.................................     4,338      37,394
    J&J Snack Foods Corp.................................    27,339   3,324,696
    JM Smucker Co. (The).................................    81,925  12,629,558
#   John B. Sanfilippo & Son, Inc........................     8,763     408,969
#   Kellogg Co...........................................   130,066  10,757,759
    Kimberly-Clark Corp..................................   200,290  25,947,569
    Kraft Heinz Co. (The)................................   283,974  24,532,514
    Kroger Co. (The).....................................   546,419  18,682,066
    Lancaster Colony Corp................................    45,385   5,898,235

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Consumer Staples -- (Continued)
#*  Landec Corp..........................................    47,627 $   547,710
*   Lifeway Foods, Inc...................................     3,699      36,953
#   Limoneira Co.........................................       244       4,316
*   Mannatech, Inc.......................................     1,435      26,203
#   McCormick & Co., Inc. Non-voting.....................    76,772   7,849,937
    McCormick & Co., Inc. Voting.........................     4,298     438,525
#   Mead Johnson Nutrition Co............................   151,744  13,535,565
    Medifast, Inc........................................    29,662   1,044,696
    MGP Ingredients, Inc.................................    29,675   1,276,025
    Molson Coors Brewing Co. Class A.....................     1,162     116,398
    Molson Coors Brewing Co. Class B.....................    93,265   9,527,952
    Mondelez International, Inc. Class A.................   856,261  37,658,359
*   Monster Beverage Corp................................    70,768  11,367,464
#*  National Beverage Corp...............................    41,682   2,390,879
*   Natural Alternatives International, Inc..............     2,740      29,208
#*  Natural Grocers by Vitamin Cottage, Inc..............     5,731      78,457
#   Natural Health Trends Corp...........................    13,193     443,153
    Nature's Sunshine Products, Inc......................       200       2,360
    Nu Skin Enterprises, Inc. Class A....................    90,653   4,840,870
*   Nutraceutical International Corp.....................     9,876     253,221
    Oil-Dri Corp. of America.............................     4,211     157,702
*   Omega Protein Corp...................................    32,498     731,855
#   Orchids Paper Products Co............................     6,335     194,548
    PepsiCo, Inc.........................................   867,948  94,536,896
    Philip Morris International, Inc.....................   659,571  66,128,588
#   Pilgrim's Pride Corp.................................   133,781   3,110,408
    Pinnacle Foods, Inc..................................   211,879  10,638,445
#*  Post Holdings, Inc...................................    88,416   7,663,015
#   PriceSmart, Inc......................................    41,522   3,233,733
*   Primo Water Corp.....................................     8,367     100,237
    Procter & Gamble Co. (The)........................... 1,129,803  96,699,839
*   Revlon, Inc. Class A.................................    51,808   1,838,666
    Reynolds American, Inc...............................   363,827  18,213,180
*   Rite Aid Corp........................................   755,659   5,289,613
    Rocky Mountain Chocolate Factory, Inc................     3,966      42,079
    Sanderson Farms, Inc.................................    41,613   3,644,883
#*  Seaboard Corp........................................       550   1,611,500
*   Seneca Foods Corp. Class A...........................     7,423     290,759
*   Seneca Foods Corp. Class B...........................     1,493      61,213
    Snyder's-Lance, Inc..................................   119,784   4,103,800
    SpartanNash Co.......................................    50,684   1,596,546
#   Spectrum Brands Holdings, Inc........................    71,843   9,251,223
#*  Sprouts Farmers Market, Inc..........................   244,989   5,666,596
*   SUPERVALU, Inc.......................................   382,744   1,867,791
    Sysco Corp...........................................   273,532  14,166,222
#   Tootsie Roll Industries, Inc.........................    28,917   1,073,688
*   TreeHouse Foods, Inc.................................    73,357   7,569,709
    Tyson Foods, Inc. Class A............................   252,466  18,581,498
*   United Natural Foods, Inc............................    56,946   2,846,161
    United-Guardian, Inc.................................     1,741      24,687
#   Universal Corp.......................................    21,805   1,293,255
#*  USANA Health Sciences, Inc...........................    15,273   2,097,288
#   Vector Group, Ltd....................................   187,417   4,140,042

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                        SHARES       VALUE+
                                                       --------- --------------
Consumer Staples -- (Continued)
    Village Super Market, Inc. Class A................     5,304 $      167,819
    Wal-Mart Stores, Inc.............................. 1,178,333     85,982,959
    Walgreens Boots Alliance, Inc.....................   410,056     32,496,938
    WD-40 Co..........................................    20,011      2,300,865
    Weis Markets, Inc.................................    24,862      1,284,620
#*  WhiteWave Foods Co. (The).........................   144,105      7,996,386
#   Whole Foods Market, Inc...........................   299,937      9,142,080
                                                                 --------------
Total Consumer Staples................................            1,279,240,718
                                                                 --------------
Energy -- (5.4%)
*   Abraxas Petroleum Corp............................    10,147         11,771
    Adams Resources & Energy, Inc.....................     3,234         97,893
#   Alon USA Energy, Inc..............................   128,095        905,632
    Anadarko Petroleum Corp...........................   223,420     12,183,093
*   Antero Resources Corp.............................    84,578      2,215,098
#   Apache Corp.......................................   181,501      9,528,802
    Archrock, Inc.....................................    77,446        690,044
#   Atwood Oceanics, Inc..............................    79,592        850,043
    Baker Hughes, Inc.................................   213,293     10,201,804
#*  Barnwell Industries, Inc..........................     4,663          6,948
#*  Basic Energy Services, Inc........................    64,966         45,476
#*  Bill Barrett Corp.................................    51,882        309,736
#*  Bonanza Creek Energy, Inc.........................    71,751         57,623
#   Bristow Group, Inc................................    33,119        358,016
    Cabot Oil & Gas Corp..............................   224,770      5,545,076
#   California Resources Corp.........................    29,237        299,972
*   Callon Petroleum Co...............................   135,022      1,537,901
#   CARBO Ceramics, Inc...............................    21,127        297,891
#*  Carrizo Oil & Gas, Inc............................   116,454      3,819,691
    Cheniere Energy Partners L.P. Holdings LLC........    14,215        287,854
#*  Cheniere Energy, Inc..............................   138,006      5,772,791
*   Chesapeake Energy Corp............................   368,212      1,995,709
    Chevron Corp......................................   923,612     94,651,758
    Cimarex Energy Co.................................    57,966      6,957,079
#*  Clayton Williams Energy, Inc......................    20,130        759,102
*   Clean Energy Fuels Corp...........................    54,100        161,759
#*  Cloud Peak Energy, Inc............................    70,350        239,894
#*  Cobalt International Energy, Inc..................   459,220        684,238
#*  Concho Resources, Inc.............................    75,255      9,346,671
    ConocoPhillips....................................   560,033     22,860,547
#   CONSOL Energy, Inc................................   287,609      5,573,862
*   Contango Oil & Gas Co.............................    18,487        170,635
#*  Continental Resources, Inc........................   197,916      8,718,200
#   Core Laboratories NV..............................    58,652      6,851,140
#   CVR Energy, Inc...................................    73,404      1,086,379
*   Dawson Geophysical Co.............................    19,709        146,832
    Delek US Holdings, Inc............................    98,807      1,237,064
#   Denbury Resources, Inc............................   341,290        989,741
    Devon Energy Corp.................................   165,551      6,337,292
#   DHT Holdings, Inc.................................   116,200        541,492
#   Diamond Offshore Drilling, Inc....................   185,394      4,212,152
#*  Diamondback Energy, Inc...........................    84,558      7,423,347
#*  Dril-Quip, Inc....................................    65,867      3,585,141

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Energy -- (Continued)
    Energen Corp........................................   129,487 $  6,135,094
*   ENGlobal Corp.......................................    13,200       19,536
#   EnLink Midstream LLC................................    85,335    1,316,719
#   Ensco P.L.C. Class A................................     5,036       46,180
    EOG Resources, Inc..................................   215,122   17,575,467
#*  EP Energy Corp. Class A.............................    38,800      161,796
    EQT Corp............................................    85,056    6,197,180
*   Era Group, Inc......................................    29,026      254,848
    Evolution Petroleum Corp............................     8,344       45,475
*   Exterran Corp.......................................    38,723      492,557
    Exxon Mobil Corp.................................... 2,185,701  194,418,104
*   FMC Technologies, Inc...............................   342,535    8,693,538
#*  Forum Energy Technologies, Inc......................    72,749    1,187,991
#   Frank's International NV............................    77,316      952,533
    GasLog, Ltd.........................................    51,776      692,245
#*  Gastar Exploration, Inc.............................    96,278       88,181
#*  Geospace Technologies Corp..........................    13,031      215,012
    Green Plains, Inc...................................    47,083    1,067,842
    Gulf Island Fabrication, Inc........................    15,135      128,042
#*  Gulfmark Offshore, Inc. Class A.....................    29,608       85,863
*   Gulfport Energy Corp................................   177,822    5,172,842
    Halliburton Co......................................   437,359   19,095,094
*   Helix Energy Solutions Group, Inc...................   176,684    1,402,871
#   Helmerich & Payne, Inc..............................   131,220    8,131,703
    Hess Corp...........................................   169,797    9,109,609
*   HKN, Inc............................................       239        3,436
#   HollyFrontier Corp..................................   167,646    4,261,561
#*  Hornbeck Offshore Services, Inc.....................    38,647      308,403
*   ION Geophysical Corp................................    10,183       51,017
*   Jones Energy, Inc. Class A..........................     5,650       20,905
    Kinder Morgan, Inc..................................   853,987   17,361,556
#*  Kosmos Energy, Ltd..................................   341,946    1,897,800
*   Laredo Petroleum, Inc...............................   127,960    1,282,159
    Marathon Oil Corp...................................   446,163    6,085,663
    Marathon Petroleum Corp.............................   428,470   16,877,433
#*  Matador Resources Co................................   106,326    2,242,415
*   Matrix Service Co...................................    40,413      669,643
#*  McDermott International, Inc........................   205,264    1,063,268
*   Memorial Resource Development Corp..................   312,912    4,687,422
*   Mexco Energy Corp...................................       684        1,960
*   Mitcham Industries, Inc.............................    11,460       38,506
#   Murphy Oil Corp.....................................   208,244    5,712,133
    Nabors Industries, Ltd..............................   429,745    3,867,705
#   National Oilwell Varco, Inc.........................   224,248    7,254,423
*   Natural Gas Services Group, Inc.....................    14,512      364,396
*   Newfield Exploration Co.............................   176,011    7,621,276
*   Newpark Resources, Inc..............................   126,148      797,255
    Noble Corp. P.L.C...................................   311,788    2,300,995
    Noble Energy, Inc...................................   264,593    9,451,262
#*  Nordic American Offshore, Ltd.......................       255        1,094
#   Nordic American Tankers, Ltd........................    29,510      362,973
*   Northern Oil and Gas, Inc...........................    74,420      294,703
#*  Oasis Petroleum, Inc................................   147,810    1,123,356

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Energy -- (Continued)
    Occidental Petroleum Corp.............................. 242,504 $18,122,324
    Oceaneering International, Inc......................... 138,800   3,869,744
#*  Oil States International, Inc..........................  86,808   2,684,103
#   ONEOK, Inc............................................. 160,107   7,171,193
    Overseas Shipholding Group, Inc. Class A...............   3,529      45,136
    Panhandle Oil and Gas, Inc. Class A....................  24,429     399,658
#*  Par Pacific Holdings, Inc..............................   1,808      27,120
*   Parker Drilling Co..................................... 166,097     343,821
*   Parsley Energy, Inc. Class A........................... 148,568   4,235,674
#   Patterson-UTI Energy, Inc.............................. 250,056   4,848,586
#   PBF Energy, Inc. Class A............................... 185,926   4,153,587
*   PDC Energy, Inc........................................  72,550   3,973,563
#*  PetroQuest Energy, Inc.................................  25,181      81,335
*   PHI, Inc. Non-voting...................................  10,655     205,855
*   PHI, Inc. Voting.......................................   2,247      43,670
    Phillips 66............................................ 295,417  22,469,417
*   Pioneer Energy Services Corp...........................  59,381     187,050
    Pioneer Natural Resources Co...........................  57,713   9,382,402
    QEP Resources, Inc..................................... 324,509   5,906,064
    Range Resources Corp................................... 125,796   5,070,837
#*  Renewable Energy Group, Inc............................  78,799     768,290
#*  REX American Resources Corp............................   7,500     493,500
*   Rice Energy, Inc....................................... 193,757   4,518,413
#*  RigNet, Inc............................................  11,399     136,218
#   Rowan Cos. P.L.C. Class A.............................. 164,743   2,510,683
#*  RPC, Inc............................................... 258,054   3,739,202
#*  RSP Permian, Inc....................................... 138,497   4,978,967
    Schlumberger, Ltd...................................... 510,537  41,108,439
    Scorpio Tankers, Inc................................... 301,460   1,434,950
#*  SEACOR Holdings, Inc...................................  26,496   1,497,554
    SemGroup Corp. Class A.................................  57,562   1,666,996
#   Ship Finance International, Ltd........................  85,877   1,296,743
#   SM Energy Co........................................... 112,856   3,061,783
*   Southwestern Energy Co................................. 465,262   6,783,520
#   Spectra Energy Corp.................................... 263,532   9,479,246
    Superior Energy Services, Inc.......................... 232,096   3,706,573
#*  Synergy Resources Corp................................. 158,509   1,031,894
#   Targa Resources Corp................................... 139,089   5,182,456
#   Teekay Corp............................................ 100,937     625,809
#   Teekay Tankers, Ltd. Class A...........................  40,073     118,215
    Tesco Corp.............................................  56,821     375,587
    Tesoro Corp............................................ 210,364  16,019,219
*   TETRA Technologies, Inc................................ 142,790     858,168
#   Tidewater, Inc.........................................  60,688     259,138
#   Transocean, Ltd........................................ 473,884   5,207,985
#*  Unit Corp..............................................  57,869     723,363
#   US Silica Holdings, Inc................................  49,746   1,714,745
#*  Vaalco Energy, Inc.....................................  93,901      79,910
    Valero Energy Corp..................................... 334,899  17,508,520
#*  W&T Offshore, Inc......................................  91,888     182,857
#*  Weatherford International P.L.C........................ 497,570   2,826,198
    Western Refining, Inc.................................. 199,445   4,158,428
*   Westmoreland Coal Co...................................   2,138      20,418

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Energy -- (Continued)
*   Whiting Petroleum Corp................................ 147,085 $  1,084,016
*   Willbros Group, Inc...................................  54,889      112,522
    Williams Cos., Inc. (The)............................. 265,484    6,363,651
    World Fuel Services Corp..............................  98,705    4,698,358
*   WPX Energy, Inc....................................... 378,707    3,783,283
                                                                   ------------
Total Energy..............................................          871,581,185
                                                                   ------------
Financials -- (12.9%)
#*  1st Constitution Bancorp..............................   1,513       18,776
    1st Source Corp.......................................  34,356    1,154,705
    A-Mark Precious Metals, Inc...........................      96        1,638
#   Access National Corp..................................   4,884      108,571
*   Affiliated Managers Group, Inc........................  62,498    9,173,456
    Aflac, Inc............................................ 219,288   15,850,137
    Alexander & Baldwin, Inc.............................. 101,829    4,012,063
*   Alleghany Corp........................................   9,837    5,346,409
    Allied World Assurance Co. Holdings AG................ 121,223    4,968,931
    Allstate Corp. (The).................................. 200,745   13,716,906
    Ally Financial, Inc................................... 680,806   12,281,740
*   Altisource Asset Management Corp......................     909       11,690
#*  Altisource Portfolio Solutions SA.....................  24,863      578,313
*   Ambac Financial Group, Inc............................  23,774      432,211
#   American Equity Investment Life Holding Co............ 159,293    2,537,537
    American Express Co................................... 609,528   39,290,175
    American Financial Group, Inc.........................  98,760    7,219,356
*   American Independence Corp............................     371        9,164
    American International Group, Inc..................... 564,971   30,757,021
    American National Bankshares, Inc.....................   3,768       98,948
    American National Insurance Co........................  24,270    2,775,274
*   American River Bankshares.............................   2,192       22,380
    Ameriprise Financial, Inc............................. 233,342   22,363,497
    Ameris Bancorp........................................  47,597    1,578,317
    AMERISAFE, Inc........................................  43,329    2,536,046
    AmeriServ Financial, Inc..............................   8,436       26,236
#   AmTrust Financial Services, Inc....................... 298,732    7,130,733
    Aon P.L.C............................................. 132,747   14,213,221
*   Arch Capital Group, Ltd...............................  80,726    5,863,129
    Argo Group International Holdings, Ltd................  31,610    1,640,243
    Arrow Financial Corp..................................  13,979      441,597
    Arthur J Gallagher & Co............................... 140,868    6,929,297
#   Artisan Partners Asset Management, Inc. Class A.......  49,887    1,394,841
    Aspen Insurance Holdings, Ltd.........................  82,577    3,795,239
#   Associated Banc-Corp.................................. 196,391    3,652,873
    Associated Capital Group, Inc. Class A................   8,866      265,005
    Assurant, Inc.........................................  70,366    5,841,082
    Assured Guaranty, Ltd................................. 248,478    6,656,726
*   Asta Funding, Inc.....................................  10,330      111,564
    Astoria Financial Corp................................ 179,517    2,633,514
    Atlantic American Corp................................   2,737       11,057
*   Atlantic Coast Financial Corp.........................     945        5,670
*   Atlanticus Holdings Corp..............................  14,132       42,255
    Auburn National Bancorporation, Inc...................     335        9,420
#*  AV Homes, Inc.........................................   8,825      126,374

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Financials -- (Continued)
    Axis Capital Holdings, Ltd..........................   113,612 $  6,314,555
#   Baldwin & Lyons, Inc. Class A.......................       638       15,806
    Baldwin & Lyons, Inc. Class B.......................     8,934      236,662
#   Banc of California, Inc.............................    48,089    1,066,614
    BancFirst Corp......................................    18,305    1,200,259
*   Bancorp, Inc. (The).................................    60,030      318,159
    BancorpSouth, Inc...................................   177,032    4,216,902
    Bank Mutual Corp....................................    49,386      377,309
    Bank of America Corp................................ 4,595,370   66,586,911
    Bank of Commerce Holdings...........................     6,357       41,829
#   Bank of Hawaii Corp.................................    71,290    4,913,307
    Bank of New York Mellon Corp. (The).................   531,422   20,938,027
#   Bank of the Ozarks, Inc.............................   136,678    4,919,041
    BankFinancial Corp..................................    16,549      201,898
    BankUnited, Inc.....................................   159,757    4,795,905
    Banner Corp.........................................    45,037    1,879,844
#   Bar Harbor Bankshares...............................     3,463      127,023
    BB&T Corp...........................................   343,708   12,672,514
*   BBX Capital Corp. Class A...........................       277        5,357
    BCB Bancorp, Inc....................................     4,090       43,231
    Bear State Financial, Inc...........................     2,492       23,774
    Beneficial Bancorp, Inc.............................   118,565    1,607,741
    Berkshire Bancorp, Inc..............................     1,000        7,805
*   Berkshire Hathaway, Inc. Class B....................   809,921  116,847,303
    Berkshire Hills Bancorp, Inc........................    54,097    1,426,538
    BGC Partners, Inc. Class A..........................   405,370    3,595,632
    BlackRock, Inc......................................    47,762   17,492,832
#   BNC Bancorp.........................................    16,675      404,535
#*  BofI Holding, Inc...................................    95,900    1,613,038
#   BOK Financial Corp..................................    74,584    4,865,114
    Boston Private Financial Holdings, Inc..............   181,791    2,203,307
#   Bridge Bancorp, Inc.................................     2,589       75,366
    Brookline Bancorp, Inc..............................   130,072    1,481,520
    Brown & Brown, Inc..................................   236,847    8,682,811
*   Brunswick Bancorp...................................        40          266
    Bryn Mawr Bank Corp.................................    26,845      787,364
#   C&F Financial Corp..................................       721       32,942
    Calamos Asset Management, Inc. Class A..............    19,363      134,766
#   California First National Bancorp...................     2,970       43,184
    Camden National Corp................................     9,264      402,799
#   Capital Bank Financial Corp. Class A................    30,572      913,797
    Capital City Bank Group, Inc........................    11,641      166,583
    Capital One Financial Corp..........................   249,629   16,745,113
*   Capital Properties, Inc. Class A....................       600        6,000
    Capitol Federal Financial, Inc......................   252,953    3,584,344
    Cardinal Financial Corp.............................    64,099    1,651,190
*   Carolina Bank Holdings, Inc.........................       900       16,614
*   Cascade Bancorp.....................................    19,485      109,895
    Cash America International, Inc.....................    51,879    2,223,015
    Cathay General Bancorp..............................   140,711    4,218,516
#   CBOE Holdings, Inc..................................   102,218    7,032,598
*   CBRE Group, Inc. Class A............................   299,643    8,524,843
    CenterState Banks, Inc..............................    73,664    1,227,242

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
    Central Pacific Financial Corp.......................    29,361 $   720,225
#   Century Bancorp, Inc. Class A........................     1,596      69,681
    Charles Schwab Corp. (The)...........................   332,528   9,450,446
    Charter Financial Corp...............................     1,777      23,172
    Chemical Financial Corp..............................    65,763   2,721,273
    Chicopee Bancorp, Inc................................     3,096      58,143
    Chubb, Ltd...........................................   193,693  24,261,985
#   Cincinnati Financial Corp............................   101,178   7,557,997
    CIT Group, Inc.......................................   121,786   4,208,924
    Citigroup, Inc....................................... 1,242,689  54,442,205
    Citizens Community Bancorp, Inc......................     1,650      16,731
    Citizens Financial Group, Inc........................   270,580   6,042,051
    Citizens Holding Co..................................       772      17,077
#*  Citizens, Inc........................................    39,312     328,255
#   City Holding Co......................................    22,362   1,044,305
#   Civista Bancshares, Inc..............................     1,000      13,780
*   CKX Lands, Inc.......................................       743       8,381
#   Clifton Bancorp, Inc.................................    32,359     484,738
    CME Group, Inc.......................................   138,333  14,143,166
    CNA Financial Corp...................................    96,673   3,077,102
    CNB Financial Corp...................................     8,185     151,013
    CNO Financial Group, Inc.............................   184,317   3,201,586
    CoBiz Financial, Inc.................................    65,488     808,777
    Codorus Valley Bancorp, Inc..........................     1,849      39,217
#   Cohen & Steers, Inc..................................    25,414   1,095,343
*   Colony Bankcorp, Inc.................................     1,337      12,889
#   Columbia Banking System, Inc.........................   104,223   3,160,041
    Comerica, Inc........................................   113,457   5,132,795
#   Commerce Bancshares, Inc.............................   158,123   7,477,637
    Commercial National Financial Corp...................       847      17,618
#   Community Bank System, Inc...........................    76,108   3,358,646
*   Community Bankers Trust Corp.........................     5,562      28,978
    Community Trust Bancorp, Inc.........................    23,492     817,052
    Community West Bancshares............................     1,844      13,941
*   CommunityOne Bancorp.................................         1          13
#   ConnectOne Bancorp, Inc..............................    15,567     263,238
#   Consolidated-Tomoka Land Co..........................     6,784     331,941
#*  Consumer Portfolio Services, Inc.....................    56,340     238,882
*   Cowen Group, Inc. Class A............................   121,371     378,678
    Crawford & Co. Class A...............................    19,714     176,440
    Crawford & Co. Class B...............................    19,531     214,450
#*  Credit Acceptance Corp...............................    31,452   5,682,433
#   Cullen/Frost Bankers, Inc............................    80,472   5,463,244
#*  Customers Bancorp, Inc...............................    36,688     944,349
#   CVB Financial Corp...................................   210,172   3,457,329
    Diamond Hill Investment Group, Inc...................     2,684     512,617
    Dime Community Bancshares, Inc.......................    79,936   1,382,893
    Discover Financial Services..........................   289,818  16,473,255
    Donegal Group, Inc. Class A..........................    22,595     365,361
    Donegal Group, Inc. Class B..........................     2,147      34,223
*   E*TRADE Financial Corp...............................   184,172   4,619,034
    Eagle Bancorp Montana, Inc...........................       566       7,567
#*  Eagle Bancorp, Inc...................................    46,201   2,381,662

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Financials -- (Continued)
    East West Bancorp, Inc................................. 174,119 $ 5,958,352
    Eastern Virginia Bankshares, Inc.......................     851       6,408
#   Eaton Vance Corp....................................... 256,712   9,706,281
*   eHealth, Inc...........................................  12,743     121,696
    EMC Insurance Group, Inc...............................  20,246     561,422
    Employers Holdings, Inc................................  59,107   1,685,732
#*  Encore Capital Group, Inc..............................  50,085   1,222,575
    Endurance Specialty Holdings, Ltd...................... 100,649   6,806,892
*   Enova International, Inc...............................  52,556     477,734
#*  Enstar Group, Ltd......................................  19,623   3,268,996
#   Enterprise Bancorp, Inc................................   3,842      90,940
    Enterprise Financial Services Corp.....................  23,307     670,309
    Erie Indemnity Co. Class A.............................  58,490   5,713,888
    ESSA Bancorp, Inc......................................   9,594     135,851
    Evans Bancorp, Inc.....................................   1,219      31,072
    EverBank Financial Corp................................  95,324   1,712,019
    Evercore Partners, Inc. Class A........................  71,574   3,626,655
#   Everest Re Group, Ltd..................................  47,567   8,990,639
#*  Ezcorp, Inc. Class A...................................  83,459     756,139
#   FactSet Research Systems, Inc..........................  39,827   6,848,651
    Farmers Capital Bank Corp..............................   2,267      66,967
    FBL Financial Group, Inc. Class A......................  22,739   1,418,231
*   FCB Financial Holdings, Inc. Class A...................  14,815     518,081
    Federal Agricultural Mortgage Corp. Class A............     773      31,005
    Federal Agricultural Mortgage Corp. Class C............  12,979     498,783
    Federated Investors, Inc. Class B...................... 183,404   5,790,064
    Federated National Holding Co..........................  31,009     649,639
    Fidelity Southern Corp.................................  23,902     411,353
    Fifth Third Bancorp.................................... 681,154  12,928,303
    Financial Engines, Inc.................................  11,871     313,276
    Financial Institutions, Inc............................  16,832     452,781
*   First Acceptance Corp..................................   9,100      13,832
    First American Financial Corp.......................... 170,192   7,115,728
#*  First BanCorp(318672706)...............................  79,473     364,781
    First Bancorp(318910106)...............................  15,713     294,147
    First Bancorp of Indiana, Inc..........................      96       1,560
    First Bancorp, Inc.....................................   5,920     130,536
*   First Bancshares, Inc..................................     200       1,950
    First Bancshares, Inc. (The)...........................     237       4,159
    First Busey Corp.......................................  58,301   1,313,522
    First Business Financial Services, Inc.................   2,162      51,261
    First Cash Financial Services, Inc.....................  51,119   2,622,916
    First Citizens BancShares, Inc. Class A................  10,956   2,846,150
    First Commonwealth Financial Corp...................... 168,122   1,622,377
#   First Community Bancshares, Inc........................  16,591     380,432
    First Defiance Financial Corp..........................   8,344     347,861
    First Federal of Northern Michigan Bancorp, Inc........     200       1,362
    First Financial Bancorp................................ 115,383   2,458,812
#   First Financial Bankshares, Inc........................  44,394   1,516,943
    First Financial Corp...................................  10,547     403,950
    First Financial Northwest, Inc.........................  14,137     197,635
#   First Horizon National Corp............................ 344,893   5,021,642
    First Interstate BancSystem, Inc. Class A..............  45,858   1,331,716

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Financials -- (Continued)
*           First Marblehead Corp. (The)...................   5,889 $    29,327
            First Merchants Corp...........................  51,076   1,338,191
            First Midwest Bancorp, Inc..................... 172,241   3,215,739
*           First NBC Bank Holding Co......................  23,523     447,643
            First Niagara Financial Group, Inc............. 442,419   4,503,825
(degrees)*  First Place Financial Corp.....................   9,209          --
            First Republic Bank............................ 122,788   8,800,216
            First South Bancorp, Inc.......................   4,572      43,937
*           First United Corp..............................   1,938      19,380
            FirstMerit Corp................................ 203,512   4,320,560
*           Flagstar Bancorp, Inc..........................  57,739   1,524,887
            Flushing Financial Corp........................  49,664   1,108,004
            FNB Corp....................................... 268,656   3,210,439
            FNF Group...................................... 202,420   7,625,161
#*          FNFV Group.....................................  69,463     828,694
#*          Forestar Group, Inc............................  72,592     891,430
            Franklin Resources, Inc........................ 209,701   7,589,079
#*          FRP Holdings, Inc..............................   4,712     171,423
            Fulton Financial Corp.......................... 258,169   3,524,007
#*          FXCM, Inc. Class A.............................   3,490      33,574
            Gain Capital Holdings, Inc.....................  66,490     446,813
            GAINSCO, Inc...................................     513       6,874
            GAMCO Investors, Inc. Class A..................   9,287     317,058
#*          Genworth Financial, Inc. Class A............... 536,769   1,535,159
#           German American Bancorp, Inc...................  20,612     700,808
            Glacier Bancorp, Inc........................... 142,041   3,917,491
*           Global Indemnity P.L.C.........................  18,810     564,864
            Goldman Sachs Group, Inc. (The)................ 183,761  29,183,084
            Great Southern Bancorp, Inc....................  20,029     785,137
            Great Western Bancorp, Inc.....................   1,266      41,993
#*          Green Dot Corp. Class A........................  94,632   2,290,094
#           Greenhill & Co., Inc...........................  40,188     796,928
#*          Greenlight Capital Re, Ltd. Class A............  62,190   1,282,980
            Griffin Industrial Realty, Inc.................   2,756      88,716
            Guaranty Bancorp...............................   1,480      24,968
            Guaranty Federal Bancshares, Inc...............     909      14,653
*           Hallmark Financial Services, Inc...............  16,543     175,521
#           Hancock Holding Co............................. 153,962   4,463,358
            Hanmi Financial Corp...........................  69,592   1,706,396
#           Hanover Insurance Group, Inc. (The)............  67,250   5,537,365
            Harleysville Savings Financial Corp............   1,916      35,159
            Hartford Financial Services Group, Inc.
              (The)........................................ 236,127   9,409,661
            Hawthorn Bancshares, Inc.......................   1,381      19,237
#           HCI Group, Inc.................................  26,300     793,208
            Heartland Financial USA, Inc...................  24,143     886,531
            Heritage Commerce Corp.........................  26,461     277,311
            Heritage Financial Corp........................  30,151     526,436
#           Heritage Insurance Holdings, Inc...............  27,112     335,918
            HFF, Inc. Class A..............................  64,566   1,821,407
*           Hilltop Holdings, Inc.......................... 177,004   3,855,147
#           Hingham Institution for Savings................     458      59,998
*           HMN Financial, Inc.............................     989      13,609
            Home Bancorp, Inc..............................   4,739     137,147

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Financials -- (Continued)
#   Home BancShares, Inc................................   207,432 $  4,329,106
*   HomeStreet, Inc.....................................    21,226      473,340
#*  HomeTrust Bancshares, Inc...........................       761       13,987
*   Hope Bancorp, Inc...................................   164,910    2,534,667
    HopFed Bancorp, Inc.................................     1,211       13,793
    Horace Mann Educators Corp..........................    49,848    1,703,805
    Horizon Bancorp.....................................     1,946       53,554
#*  Howard Hughes Corp. (The)...........................    50,743    6,061,759
    Huntington Bancshares, Inc..........................   688,210    6,537,995
    Iberiabank Corp.....................................    52,329    3,268,993
#   Independence Holding Co.............................     8,496      147,915
    Independent Bank Corp.(453836108)...................    44,853    2,252,069
    Independent Bank Corp.(453838609)...................     3,800       58,444
#   Independent Bank Group, Inc.........................     1,053       44,500
    Infinity Property & Casualty Corp...................     7,832      642,537
    Interactive Brokers Group, Inc. Class A.............   132,877    4,629,435
    Intercontinental Exchange, Inc......................    49,356   13,039,855
*   InterGroup Corp. (The)..............................       200        4,802
    International Bancshares Corp.......................   112,260    3,078,169
*   INTL. FCStone, Inc..................................    34,579    1,007,632
    Invesco, Ltd........................................   354,723   10,350,817
#   Investment Technology Group, Inc....................    62,232    1,039,274
    Investors Bancorp, Inc..............................   430,302    4,888,231
    Investors Title Co..................................     1,022      102,711
#   Janus Capital Group, Inc............................   292,340    4,414,334
    Jones Lang LaSalle, Inc.............................    48,969    5,360,636
    JPMorgan Chase & Co................................. 1,946,738  124,532,830
*   KCG Holdings, Inc. Class A..........................    41,999      635,445
    Kearny Financial Corp...............................    74,570      970,901
#   Kemper Corp.........................................    93,503    3,204,348
    Kennedy-Wilson Holdings, Inc........................   119,447    2,514,359
    Kentucky First Federal Bancorp......................       936        7,731
    KeyCorp.............................................   485,841    5,684,340
#*  Ladenburg Thalmann Financial Services, Inc..........    23,786       58,038
    Lake Shore Bancorp, Inc.............................       125        1,670
    Lake Sunapee Bank Group.............................     3,306       60,963
    Lakeland Bancorp, Inc...............................    32,002      381,144
    Lakeland Financial Corp.............................    32,616    1,674,832
    Landmark Bancorp, Inc...............................     1,318       33,939
    LegacyTexas Financial Group, Inc....................    77,132    2,199,805
    Legg Mason, Inc.....................................   136,341    4,654,682
#*  LendingTree, Inc....................................     9,549      964,258
#   Leucadia National Corp..............................   229,655    4,193,500
    Lincoln National Corp...............................   150,609    6,577,095
    Loews Corp..........................................   199,951    8,263,975
#   LPL Financial Holdings, Inc.........................   186,478    5,025,582
#   M&T Bank Corp.......................................    67,478    7,730,280
    Macatawa Bank Corp..................................    19,394      150,304
    Mackinac Financial Corp.............................     1,000       11,650
*   Magyar Bancorp, Inc.................................       211        2,064
#   Maiden Holdings, Ltd................................   136,215    1,902,924
    MainSource Financial Group, Inc.....................    23,521      523,813
*   Malvern Bancorp, Inc................................       134        2,098

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Financials -- (Continued)
    Manning & Napier, Inc..................................   7,687 $    59,882
#*  Marcus & Millichap, Inc................................  42,555   1,140,048
*   Markel Corp............................................   9,035   8,571,956
    MarketAxess Holdings, Inc..............................  41,597   6,724,571
    Marlin Business Services Corp..........................  11,172     205,118
    Marsh & McLennan Cos., Inc............................. 261,290  17,179,817
*   Maui Land & Pineapple Co., Inc.........................   2,542      17,159
    MB Financial, Inc...................................... 105,452   4,048,302
#*  MBIA, Inc.............................................. 296,282   2,500,620
    MBT Financial Corp.....................................   4,170      37,488
    Mercantile Bank Corp...................................   7,802     196,454
    Merchants Bancshares, Inc..............................   4,638     147,396
#   Mercury General Corp...................................  73,951   4,094,667
    Meridian Bancorp, Inc..................................  67,027     985,297
    Meta Financial Group, Inc..............................   6,630     362,595
    MetLife, Inc........................................... 402,754  17,213,706
*   MGIC Investment Corp................................... 152,142   1,093,901
    Mid Penn Bancorp, Inc..................................     497       8,225
#   MidSouth Bancorp, Inc..................................   5,731      60,233
    MidWestOne Financial Group, Inc........................   3,102      89,803
#   Moelis & Co. Class A...................................  12,158     302,613
    Moody's Corp...........................................  79,462   8,423,767
    Morgan Stanley......................................... 639,083  18,360,855
    Morningstar, Inc.......................................  67,286   5,691,050
#*  MSB Financial Corp.....................................     386       5,057
    MSCI, Inc.............................................. 122,738  10,560,378
    MutualFirst Financial, Inc.............................   2,798      80,387
    Nasdaq, Inc............................................ 157,334  11,132,954
#   National Bank Holdings Corp. Class A...................  32,569     652,357
    National General Holdings Corp.........................  22,121     456,356
    National Interstate Corp...............................  15,687     508,729
    National Security Group, Inc. (The)....................     312       6,053
    National Western Life Group, Inc. Class A..............   1,527     288,817
#*  Nationstar Mortgage Holdings, Inc......................  12,405     156,675
    Navient Corp........................................... 595,035   8,449,497
    Navigators Group, Inc. (The)...........................  23,714   2,221,290
    NBT Bancorp, Inc.......................................  70,861   2,113,075
    Nelnet, Inc. Class A...................................  55,698   2,250,756
    New York Community Bancorp, Inc........................ 321,819   4,650,285
*   NewStar Financial, Inc.................................  38,956     398,130
*   Nicholas Financial, Inc................................   4,022      42,955
*   NMI Holdings, Inc. Class A.............................   6,573      41,278
    Northeast Bancorp......................................      59         651
    Northeast Community Bancorp, Inc.......................   5,056      31,954
    Northern Trust Corp.................................... 244,455  16,522,713
    Northfield Bancorp, Inc................................  97,337   1,453,241
    Northrim BanCorp, Inc..................................   3,902     110,817
    NorthStar Asset Management Group, Inc.................. 170,737   2,024,941
#   Northwest Bancshares, Inc.............................. 184,890   2,756,710
#   Norwood Financial Corp.................................     991      27,768
    Ocean Shore Holding Co.................................   3,964      87,129
    OceanFirst Financial Corp..............................  27,304     514,953
#*  Ocwen Financial Corp................................... 106,268     212,536

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Financials -- (Continued)
    OFG Bancorp............................................  88,340 $   937,287
    Ohio Valley Banc Corp..................................   1,110      24,165
    Old Line Bancshares, Inc...............................     600      11,484
    Old National Bancorp................................... 206,660   2,719,646
    Old Republic International Corp........................ 415,505   8,052,487
    Old Second Bancorp, Inc................................   4,388      33,129
    OM Asset Management P.L.C..............................     908      12,712
    OneBeacon Insurance Group, Ltd. Class A................  42,765     599,138
#*  OneMain Holdings, Inc..................................  98,470   2,839,875
    Oppenheimer Holdings, Inc. Class A.....................  13,697     215,591
    Opus Bank..............................................   7,654     247,071
    Oritani Financial Corp.................................  97,087   1,574,751
    Pacific Continental Corp...............................  16,685     241,599
*   Pacific Mercantile Bancorp.............................  19,353     132,181
*   Pacific Premier Bancorp, Inc...........................  37,798     912,822
#   PacWest Bancorp........................................ 146,328   6,050,663
    Park National Corp.....................................  13,668   1,223,559
    Park Sterling Corp.....................................  20,322     156,886
#*  Patriot National Bancorp, Inc..........................      50         663
    PB Bancorp, Inc........................................   1,309      11,100
    Peapack Gladstone Financial Corp.......................   7,271     145,929
#   Penns Woods Bancorp, Inc...............................   3,034     128,490
*   PennyMac Financial Services, Inc. Class A..............   2,336      29,457
#   People's United Financial, Inc......................... 422,267   6,401,568
    Peoples Bancorp of North Carolina, Inc.................   2,042      41,820
    Peoples Bancorp, Inc...................................  12,162     273,037
*   PHH Corp...............................................  53,569     782,643
*   PICO Holdings, Inc.....................................  25,499     257,030
    Pinnacle Financial Partners, Inc.......................  74,339   3,948,144
*   Piper Jaffray Cos......................................  12,428     513,774
    PNC Financial Services Group, Inc. (The)............... 248,442  20,533,731
    Popular, Inc........................................... 135,005   4,548,318
#*  PRA Group, Inc.........................................  78,837   2,196,399
    Preferred Bank.........................................   3,224     105,328
    Premier Financial Bancorp, Inc.........................   2,911      51,932
#   Primerica, Inc......................................... 111,692   5,753,255
    Principal Financial Group, Inc......................... 246,889  11,512,434
    PrivateBancorp, Inc.................................... 141,395   6,249,659
    ProAssurance Corp......................................  68,704   3,549,249
    Progressive Corp. (The)................................ 549,672  17,869,837
#   Prosperity Bancshares, Inc.............................  91,180   4,658,386
    Provident Financial Holdings, Inc......................   6,264     122,085
#   Provident Financial Services, Inc......................  93,302   1,880,035
#   Prudential Bancorp, Inc................................   2,842      40,555
    Prudential Financial, Inc.............................. 198,144  14,918,262
    Pzena Investment Management, Inc. Class A..............   8,560      67,282
    QCR Holdings, Inc......................................   1,185      35,123
    Radian Group, Inc...................................... 100,718   1,299,262
    Raymond James Financial, Inc........................... 133,682   7,339,142
    RE/MAX Holdings, Inc. Class A..........................   7,662     331,918
#*  Realogy Holdings Corp.................................. 199,858   6,193,599
#*  Regional Management Corp...............................   1,991      37,431
    Regions Financial Corp................................. 791,370   7,256,863

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Financials -- (Continued)
    Reinsurance Group of America, Inc......................  41,496 $ 4,118,478
#   RenaissanceRe Holdings, Ltd............................  55,964   6,576,889
#   Renasant Corp..........................................  71,279   2,296,609
    Republic Bancorp, Inc. Class A.........................  15,312     456,451
#*  Republic First Bancorp, Inc............................  14,828      65,095
    Resource America, Inc. Class A.........................  21,470     209,118
    Riverview Bancorp, Inc.................................   9,533      44,710
#   RLI Corp...............................................  62,427   4,255,649
*   Royal Bancshares of Pennsylvania, Inc. Class A.........   4,906      11,627
    S&P Global, Inc........................................ 158,993  19,428,945
#   S&T Bancorp, Inc.......................................  48,763   1,242,969
#*  Safeguard Scientifics, Inc.............................  34,179     441,593
    Safety Insurance Group, Inc............................  31,033   1,976,802
    Salisbury Bancorp, Inc.................................     543      16,219
#   Sandy Spring Bancorp, Inc..............................  29,881     891,649
#*  Santander Consumer USA Holdings, Inc................... 272,755   2,997,577
    SB Financial Group, Inc................................   1,124      12,600
*   Seacoast Banking Corp. of Florida......................  17,238     275,291
*   Security National Financial Corp. Class A..............     990       5,247
    SEI Investments Co..................................... 134,134   6,036,030
*   Select Bancorp, Inc....................................     300       2,427
#   Selective Insurance Group, Inc......................... 108,783   4,259,942
#   ServisFirst Bancshares, Inc............................  14,599     739,147
    Shore Bancshares, Inc..................................   3,114      36,621
    SI Financial Group, Inc................................   5,983      79,993
*   Siebert Financial Corp.................................   3,562       5,877
    Sierra Bancorp.........................................  10,427     186,435
*   Signature Bank.........................................  58,147   6,991,595
    Silvercrest Asset Management Group, Inc. Class A.......     800       9,720
    Simmons First National Corp. Class A...................  47,707   2,192,137
#*  SLM Corp............................................... 708,645   5,095,158
#   South State Corp.......................................  41,050   2,992,955
*   Southern First Bancshares, Inc.........................   1,052      28,467
    Southern Missouri Bancorp, Inc.........................   1,114      27,193
    Southern National Bancorp of Virginia, Inc.............   1,220      16,263
#   Southside Bancshares, Inc..............................  29,625     906,229
    Southwest Bancorp, Inc.................................  16,450     319,459
    Southwest Georgia Financial Corp.......................     863      13,031
#*  St Joe Co. (The).......................................   7,347     135,405
#   State Auto Financial Corp..............................  31,651     714,680
    State Bank Financial Corp..............................   6,408     140,207
    State Street Corp...................................... 187,981  12,365,390
    Sterling Bancorp....................................... 236,531   3,995,009
    Stewart Information Services Corp......................  44,591   1,908,941
*   Stifel Financial Corp..................................  83,828   2,963,320
    Stock Yards Bancorp, Inc...............................  28,300     835,982
*   Stratus Properties, Inc................................   2,912      51,222
    Suffolk Bancorp........................................  11,604     381,888
    Summit State Bank......................................   1,967      27,046
#*  Sun Bancorp, Inc.......................................   5,889     125,671
    SunTrust Banks, Inc.................................... 227,358   9,614,970
    Sussex Bancorp.........................................     448       6,765
*   SVB Financial Group....................................  60,440   6,069,385

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Financials -- (Continued)
*   Synchrony Financial.................................... 720,229 $20,079,985
    Synovus Financial Corp................................. 198,899   6,054,486
    T Rowe Price Group, Inc................................ 117,056   8,274,689
    Talmer Bancorp, Inc. Class A...........................  14,316     300,922
    TCF Financial Corp..................................... 287,262   3,903,891
#   TD Ameritrade Holding Corp............................. 250,166   7,595,040
*   Tejon Ranch Co.........................................  18,550     487,308
#   Territorial Bancorp, Inc...............................  11,236     302,248
    Teton Advisors, Inc. Class A...........................      29       1,222
*   Texas Capital Bancshares, Inc..........................  86,017   4,175,265
#   TFS Financial Corp..................................... 226,299   4,118,642
    TheStreet, Inc.........................................  10,517      11,674
    Timberland Bancorp, Inc................................   1,600      23,952
    Tiptree Financial, Inc. Class A........................  80,023     417,720
#   Tompkins Financial Corp................................  18,972   1,380,023
    Torchmark Corp......................................... 114,096   7,059,120
    Towne Bank.............................................  25,090     575,815
    Travelers Cos., Inc. (The)............................. 210,377  24,450,015
    Trico Bancshares.......................................  25,018     650,968
*   Trinity Place Holdings, Inc............................     892       7,252
    TrustCo Bank Corp. NY.................................. 207,921   1,378,516
#   Trustmark Corp......................................... 126,820   3,310,002
    U.S. Bancorp........................................... 781,831  32,969,813
#   UMB Financial Corp.....................................  66,872   3,705,378
    Umpqua Holdings Corp................................... 293,964   4,477,072
*   Unico American Corp....................................     100       1,038
    Union Bankshares Corp..................................  58,517   1,570,596
#   Union Bankshares, Inc..................................     863      30,084
    United Bancshares, Inc.................................   1,036      19,435
#   United Bankshares, Inc.................................  94,034   3,601,502
    United Community Bancorp...............................      99       1,468
    United Community Banks, Inc............................ 117,491   2,260,527
    United Community Financial Corp........................   6,897      45,796
    United Financial Bancorp, Inc..........................  62,407     820,652
    United Fire Group, Inc.................................  24,997   1,049,874
#   United Insurance Holdings Corp.........................  14,869     235,822
*   United Security Bancshares.............................   5,008      30,146
    Unity Bancorp, Inc.....................................   4,260      53,761
    Universal Insurance Holdings, Inc......................  88,522   1,924,468
    Univest Corp. of Pennsylvania..........................  29,235     616,566
    Unum Group............................................. 184,508   6,164,412
    Validus Holdings, Ltd.................................. 106,402   5,259,451
    Valley National Bancorp................................ 332,198   3,013,036
    Value Line, Inc........................................   2,920      52,764
#   Virtus Investment Partners, Inc........................  13,593   1,145,754
    Voya Financial, Inc.................................... 129,721   3,324,749
    VSB Bancorp, Inc.......................................     169       2,170
#   Waddell & Reed Financial, Inc. Class A................. 147,380   2,691,159
*   Walker & Dunlop, Inc...................................  72,078   1,706,086
    Washington Federal, Inc................................ 204,627   5,115,675
    Washington Trust Bancorp, Inc..........................  22,382     849,621
    Waterstone Financial, Inc..............................  29,263     458,844
    Wayne Savings Bancshares, Inc..........................     955      12,415

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                        SHARES       VALUE+
                                                       --------- --------------
Financials -- (Continued)
#   Webster Financial Corp............................   144,567 $    5,198,629
    Wells Fargo & Co.................................. 2,995,698    143,703,633
    WesBanco, Inc.....................................    63,232      1,955,133
#   West Bancorporation, Inc..........................    14,098        267,862
#   Westamerica Bancorporation........................    44,466      2,091,681
*   Western Alliance Bancorp..........................   173,229      5,894,983
    Westfield Financial, Inc..........................    20,512        161,429
    Westwood Holdings Group, Inc......................     6,951        372,713
    White Mountains Insurance Group, Ltd..............     5,326      4,374,350
    Willis Towers Watson P.L.C........................    95,097     11,755,891
    Wilshire Bancorp, Inc.............................   143,278      1,538,806
    Wintrust Financial Corp...........................    73,140      3,861,792
#   WisdomTree Investments, Inc.......................   164,041      1,630,568
#*  World Acceptance Corp.............................     9,067        394,052
#   WR Berkley Corp...................................   122,517      7,129,264
    WSFS Financial Corp...............................    32,196      1,132,977
    WVS Financial Corp................................       803          9,435
    XL Group, Ltd.....................................   182,750      6,324,977
    Yadkin Financial Corp.............................    43,063      1,084,757
    Your Community Bankshares, Inc....................       140          5,209
    Zions Bancorporation..............................   196,726      5,484,721
                                                                 --------------
Total Financials......................................            2,079,473,717
                                                                 --------------
Health Care -- (11.2%)
#   Abaxis, Inc.......................................    21,847      1,080,553
    Abbott Laboratories...............................   635,119     28,421,575
    AbbVie, Inc.......................................   971,802     64,362,446
#*  ABIOMED, Inc......................................    33,849      3,993,167
#*  Acadia Healthcare Co., Inc........................    70,869      4,004,098
#*  ACADIA Pharmaceuticals, Inc.......................    40,722      1,508,343
*   Accuray, Inc......................................     2,165         11,864
#   Aceto Corp........................................    50,200      1,290,642
#*  Acorda Therapeutics, Inc..........................    58,269      1,473,040
#   Adcare Health Systems, Inc........................       184            438
*   Addus HomeCare Corp...............................    17,310        326,467
#*  Advaxis, Inc......................................     5,525         46,079
    Aetna, Inc........................................   200,115     23,055,249
    Agilent Technologies, Inc.........................   220,049     10,586,557
#*  Air Methods Corp..................................    73,668      2,452,408
#*  Akorn, Inc........................................   103,807      3,553,314
*   Albany Molecular Research, Inc....................    32,814        473,834
*   Alere, Inc........................................   115,247      4,321,762
*   Alexion Pharmaceuticals, Inc......................    65,938      8,479,627
*   Align Technology, Inc.............................   107,848      9,614,649
*   Alkermes P.L.C....................................    42,883      2,139,862
*   Allergan P.L.C....................................   169,634     42,908,920
*   Alliance HealthCare Services, Inc.................     6,423         38,281
*   Allied Healthcare Products, Inc...................     1,583          1,037
*   Allscripts Healthcare Solutions, Inc..............   268,080      3,785,290
*   Almost Family, Inc................................    15,878        631,786
#*  Alnylam Pharmaceuticals, Inc......................    20,784      1,414,975
#*  AMAG Pharmaceuticals, Inc.........................    14,999        397,923
#*  Amedisys, Inc.....................................    38,487      2,060,979

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Health Care -- (Continued)
*   American Shared Hospital Services....................     797 $     1,674
    AmerisourceBergen Corp...............................  52,707   4,490,109
    Amgen, Inc........................................... 312,923  53,832,144
*   Amicus Therapeutics, Inc.............................   6,394      42,968
#*  AMN Healthcare Services, Inc.........................  86,014   3,638,392
*   Amphastar Pharmaceuticals, Inc.......................   2,098      33,946
*   Amsurg Corp.......................................... 112,917   8,469,904
#   Analogic Corp........................................  16,125   1,354,822
*   AngioDynamics, Inc...................................  63,899   1,060,084
#*  ANI Pharmaceuticals, Inc.............................     100       6,060
*   Anika Therapeutics, Inc..............................  30,113   1,503,241
    Anthem, Inc.......................................... 149,731  19,665,670
#*  Aralez Pharmaceuticals, Inc..........................  24,054      84,189
#*  ArQule, Inc..........................................  11,499      19,088
*   Arrhythmia Research Technology, Inc..................   1,150       4,859
*   Assembly Biosciences, Inc............................   1,916      10,710
#*  athenahealth, Inc....................................  22,988   2,937,637
#   Atrion Corp..........................................   2,391   1,140,029
*   Aviragen Therapeutics, Inc...........................   1,866       2,556
#   Baxter International, Inc............................ 225,476  10,827,358
    Becton Dickinson and Co..............................  84,697  14,906,672
*   Bio-Rad Laboratories, Inc. Class A...................  32,149   4,664,498
*   Bio-Rad Laboratories, Inc. Class B...................   1,562     227,271
    Bio-Techne Corp......................................  47,687   5,360,973
*   Bioanalytical Systems, Inc...........................     400         492
*   Biogen, Inc.......................................... 128,459  37,244,118
*   BioMarin Pharmaceutical, Inc.........................  39,144   3,891,696
*   BioScrip, Inc........................................ 107,250     274,560
*   BioSpecifics Technologies Corp.......................   7,343     297,391
*   BioTelemetry, Inc....................................  49,646     944,267
#*  Bluebird Bio, Inc....................................  21,314   1,218,735
*   Boston Scientific Corp............................... 290,799   7,060,600
*   Bovie Medical Corp...................................   7,222      13,361
    Bristol-Myers Squibb Co.............................. 491,033  36,734,179
#*  Brookdale Senior Living, Inc......................... 168,373   3,109,849
    Bruker Corp.......................................... 221,481   5,519,307
#*  Cambrex Corp.........................................  57,634   3,020,598
    Cantel Medical Corp..................................  59,696   3,996,647
*   Capital Senior Living Corp...........................  56,020   1,091,270
    Cardinal Health, Inc................................. 159,475  13,332,110
*   Catalent, Inc........................................ 236,059   6,028,947
#   Catalyst Biosciences, Inc............................     227         338
*   Celgene Corp......................................... 373,354  41,886,585
#*  Celsion Corp.........................................     666         819
*   Centene Corp......................................... 224,531  15,840,662
#*  Cerner Corp.......................................... 108,868   6,792,275
*   Charles River Laboratories International, Inc........  86,970   7,647,272
#   Chemed Corp..........................................  29,894   4,398,603
    Cigna Corp........................................... 154,038  19,864,740
#*  Community Health Systems, Inc........................ 203,108   2,593,689
#   Computer Programs & Systems, Inc.....................  14,788     586,196
*   Concert Pharmaceuticals, Inc.........................  12,128     139,351
#   CONMED Corp..........................................  33,000   1,341,120

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Health Care -- (Continued)
#   Cooper Cos., Inc. (The)..............................  28,948 $ 5,282,142
#*  CorMedix, Inc........................................   6,900      10,281
*   CorVel Corp..........................................  30,984   1,400,477
    CR Bard, Inc.........................................  59,316  13,270,769
*   Cross Country Healthcare, Inc........................  42,718     624,537
    CryoLife, Inc........................................  52,616     766,615
#*  Cumberland Pharmaceuticals, Inc......................  14,360      67,779
*   Cutera, Inc..........................................  12,003     129,512
*   Cynosure, Inc. Class A...............................  37,099   2,038,961
    Danaher Corp......................................... 250,314  20,385,572
*   DaVita HealthCare Partners, Inc...................... 244,774  18,979,776
    DENTSPLY SIRONA, Inc................................. 149,158   9,552,078
#*  Depomed, Inc......................................... 103,386   1,961,232
#*  DexCom, Inc..........................................  29,044   2,678,728
    Digirad Corp.........................................   9,575      56,109
*   Diplomat Pharmacy, Inc...............................   4,170     149,828
*   Edwards Lifesciences Corp............................ 154,914  17,740,751
    Eli Lilly & Co....................................... 398,148  33,002,488
#*  Emergent BioSolutions, Inc...........................  67,475   2,252,990
*   Endo International P.L.C............................. 105,032   1,823,356
#   Ensign Group, Inc. (The).............................  82,873   1,781,769
#*  Envision Healthcare Holdings, Inc.................... 194,780   4,789,640
*   Enzo Biochem, Inc....................................  23,675     165,015
#*  Exactech, Inc........................................  14,780     399,503
*   Express Scripts Holding Co........................... 374,165  28,462,732
#*  Five Prime Therapeutics, Inc.........................  43,287   2,194,218
*   Five Star Quality Care, Inc..........................  71,259     168,884
#*  Fluidigm Corp........................................   3,038      32,051
#*  Genesis Healthcare, Inc..............................  15,845      32,641
#*  Genocea Biosciences, Inc.............................     418       1,701
    Gilead Sciences, Inc................................. 809,650  64,342,885
#*  Globus Medical, Inc. Class A......................... 102,852   2,360,453
*   Haemonetics Corp.....................................  70,023   2,123,097
*   Halyard Health, Inc..................................  70,108   2,425,036
#*  Hanger, Inc..........................................  41,296     443,932
*   Harvard Bioscience, Inc..............................  26,114      74,425
*   HCA Holdings, Inc.................................... 126,331   9,743,910
*   HealthEquity, Inc....................................     118       3,483
#   HealthSouth Corp..................................... 182,322   7,848,962
#*  HealthStream, Inc....................................  50,875   1,232,701
*   Healthways, Inc......................................  60,200   1,013,768
#*  Henry Schein, Inc....................................  58,994  10,676,734
    Hill-Rom Holdings, Inc............................... 102,026   5,451,249
*   HMS Holdings Corp....................................  95,980   1,908,082
*   Hologic, Inc......................................... 292,587  11,261,674
#*  Horizon Pharma P.L.C................................. 103,609   1,998,618
    Humana, Inc.......................................... 116,275  20,063,251
*   ICU Medical, Inc.....................................  20,266   2,366,258
#*  Idera Pharmaceuticals, Inc...........................  12,837      22,080
#*  IDEXX Laboratories, Inc..............................  70,933   6,652,806
#*  Illumina, Inc........................................  69,218  11,514,414
*   Impax Laboratories, Inc..............................  97,933   3,077,055
#*  IMS Health Holdings, Inc............................. 145,316   4,362,386

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Health Care -- (Continued)
*           INC Research Holdings, Inc. Class A.........    48,261 $  2,148,097
*           Incyte Corp.................................    53,634    4,838,323
            Innoviva, Inc...............................     2,963       38,134
#*          Inogen, Inc.................................    26,856    1,443,241
#*          Insys Therapeutics, Inc.....................    38,684      605,405
*           Integer Holdings Corp.......................    34,087      757,072
#*          Integra LifeSciences Holdings Corp..........    50,718    4,274,006
#*          Intercept Pharmaceuticals, Inc..............     9,338    1,615,754
*           Interpace Diagnostics Group, Inc............    10,224        3,067
*           Intuitive Surgical, Inc.....................    14,038    9,767,079
#           Invacare Corp...............................    58,792      677,284
#*          iRadimed Corp...............................     1,881       36,416
*           IRIDEX Corp.................................     2,696       43,702
*           Jazz Pharmaceuticals P.L.C..................    34,399    5,193,217
            Johnson & Johnson........................... 1,148,708  143,852,703
*           Juniper Pharmaceuticals, Inc................     1,386       10,450
            Kewaunee Scientific Corp....................     1,352       27,378
#           Kindred Healthcare, Inc.....................   169,474    2,077,751
*           Laboratory Corp. of America Holdings........   122,501   17,096,240
#           Landauer, Inc...............................     7,376      307,727
#*          Lannett Co., Inc............................    68,351    2,133,918
            LeMaitre Vascular, Inc......................    24,253      417,152
*           LHC Group, Inc..............................    24,003    1,086,376
*           LifePoint Health, Inc.......................    80,702    4,775,944
#*          Ligand Pharmaceuticals, Inc.................    22,299    3,007,689
#*          Lipocine, Inc...............................    19,043       70,269
*           LivaNova P.L.C..............................    41,951    2,183,550
*           Luminex Corp................................    56,632    1,213,624
*           Magellan Health, Inc........................    51,199    3,505,596
*           Mallinckrodt P.L.C..........................   106,662    7,182,619
*           Masimo Corp.................................    86,910    4,603,623
            McKesson Corp...............................   116,990   22,761,574
(degrees)*  Medcath Corp................................    11,283           --
#*          Medicines Co. (The).........................   121,145    4,737,981
#*          MediciNova, Inc.............................     1,657       10,273
*           Medivation, Inc.............................   115,426    7,386,110
#*          MEDNAX, Inc.................................   119,209    8,214,692
            Medtronic P.L.C.............................   478,798   41,957,069
            Merck & Co., Inc............................ 1,168,919   68,568,789
#           Meridian Bioscience, Inc....................    73,468    1,422,340
*           Merit Medical Systems, Inc..................    64,861    1,520,342
*           Mettler-Toledo International, Inc...........    21,010    8,639,522
*           Misonix, Inc................................     2,220       13,209
#*          Molina Healthcare, Inc......................   100,998    5,737,696
#*          Momenta Pharmaceuticals, Inc................    45,221      509,188
*           Mylan NV....................................   186,358    8,719,691
#*          Myriad Genetics, Inc........................    97,258    3,013,053
            National HealthCare Corp....................    11,906      769,128
            National Research Corp. Class A.............    11,661      175,148
            National Research Corp. Class B.............     1,943       64,197
*           Natus Medical, Inc..........................    40,390    1,588,539
#*          Nektar Therapeutics.........................    96,884    1,675,124
*           Neogen Corp.................................    43,777    2,414,302

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Health Care -- (Continued)
*   Neurocrine Biosciences, Inc.........................    38,384 $  1,928,028
#*  NewLink Genetics Corp...............................     8,556       90,522
*   NuVasive, Inc.......................................    63,686    3,961,269
*   Nuvectra Corp.......................................    11,362       75,103
#*  Ohr Pharmaceutical, Inc.............................     3,617        9,874
*   Omnicell, Inc.......................................    56,250    2,175,750
#*  OPKO Health, Inc....................................   322,327    3,207,154
*   OraSure Technologies, Inc...........................    88,697      604,914
*   Orthofix International NV...........................    27,603    1,308,382
#   Owens & Minor, Inc..................................   127,359    4,547,990
#*  Pain Therapeutics, Inc..............................    40,174      108,470
#*  PAREXEL International Corp..........................   100,345    6,708,063
#   Patterson Cos., Inc.................................   130,565    6,444,688
    PDL BioPharma, Inc..................................    98,354      346,206
    PerkinElmer, Inc....................................   101,962    5,803,677
#   Perrigo Co. P.L.C...................................    34,509    3,153,778
    Pfizer, Inc......................................... 2,732,131  100,788,313
*   PharMerica Corp.....................................    48,139    1,278,572
#   Phibro Animal Health Corp. Class A..................    18,085      373,094
#*  Premier, Inc. Class A...............................    75,119    2,456,391
#*  Prestige Brands Holdings, Inc.......................   100,880    5,397,080
#*  Progenics Pharmaceuticals, Inc......................    32,363      189,324
#*  ProPhase Labs, Inc..................................     3,827        5,932
*   Providence Service Corp. (The)......................    27,818    1,345,557
    Psychemedics Corp...................................     1,300       24,193
#   Quality Systems, Inc................................    80,338      986,551
    Quest Diagnostics, Inc..............................   203,224   17,550,425
#*  Quidel Corp.........................................    23,763      541,796
#*  Quintiles Transnational Holdings, Inc...............    63,823    4,955,218
*   Quorum Health Corp..................................    50,777      552,962
#*  RadNet, Inc.........................................    59,401      357,000
*   Regeneron Pharmaceuticals, Inc......................    29,958   12,735,745
#*  Repligen Corp.......................................    26,740      764,764
#   ResMed, Inc.........................................    71,347    4,914,381
*   Retractable Technologies, Inc.......................     2,700        6,507
#*  Retrophin, Inc......................................     4,558       81,725
#*  Rigel Pharmaceuticals, Inc..........................    72,832      166,785
*   RTI Surgical, Inc...................................    78,783      256,045
*   Sagent Pharmaceuticals, Inc.........................    23,840      517,090
*   SciClone Pharmaceuticals, Inc.......................    77,821      821,790
*   SeaSpine Holdings Corp..............................    11,585      111,448
#*  Seattle Genetics, Inc...............................    60,492    2,907,246
#*  Select Medical Holdings Corp........................   229,528    2,639,572
    Span-America Medical Systems, Inc...................     1,628       28,685
#*  Spectrum Pharmaceuticals, Inc.......................    39,588      271,970
    St Jude Medical, Inc................................   211,720   17,581,229
#   STERIS P.L.C........................................    74,326    5,273,430
    Stryker Corp........................................   135,524   15,758,731
*   Sucampo Pharmaceuticals, Inc. Class A...............    67,976      798,718
#*  Supernus Pharmaceuticals, Inc.......................    53,154    1,181,082
*   Surgical Care Affiliates, Inc.......................    82,857    4,309,393
*   Surmodics, Inc......................................    21,136      579,760
#*  Taro Pharmaceutical Industries, Ltd.................    28,617    4,005,235

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                         SHARES      VALUE+
                                                         ------- --------------
Health Care -- (Continued)
#*  Team Health Holdings, Inc...........................  83,319 $    3,402,748
#   Teleflex, Inc.......................................  43,843      7,905,331
#*  Tenet Healthcare Corp............................... 187,395      5,736,161
*   TESARO, Inc.........................................  16,117      1,502,749
#*  Theravance Biopharma, Inc...........................  13,088        333,875
    Thermo Fisher Scientific, Inc....................... 173,146     27,502,511
#*  Tonix Pharmaceuticals Holding Corp..................   8,160         16,891
#*  Triple-S Management Corp. Class B...................  41,196      1,023,721
#*  United Therapeutics Corp............................  42,829      5,182,737
    UnitedHealth Group, Inc............................. 505,441     72,379,151
#   Universal American Corp............................. 130,900      1,002,694
    Universal Health Services, Inc. Class B............. 121,229     15,702,792
    US Physical Therapy, Inc............................  22,052      1,314,740
#   Utah Medical Products, Inc..........................   3,467        225,598
#*  Varian Medical Systems, Inc.........................  62,811      5,950,714
*   Vascular Solutions, Inc.............................  21,404        981,801
*   VCA, Inc............................................ 103,833      7,407,446
*   Veeva Systems, Inc. Class A.........................  88,029      3,344,222
*   Vertex Pharmaceuticals, Inc.........................  44,994      4,364,418
#*  Vitae Pharmaceuticals, Inc..........................   2,628         27,988
#*  Vocera Communications, Inc..........................   2,800         41,412
*   VWR Corp............................................ 115,183      3,607,532
*   Waters Corp.........................................  41,968      6,669,974
*   WellCare Health Plans, Inc..........................  85,719      9,154,789
    West Pharmaceutical Services, Inc...................  96,074      7,712,821
#*  Wright Medical Group NV.............................  59,536      1,305,624
#*  Zafgen, Inc.........................................   1,564          4,755
    Zimmer Biomet Holdings, Inc.........................  73,072      9,582,662
    Zoetis, Inc......................................... 293,935     14,834,899
                                                                 --------------
Total Health Care.......................................          1,808,860,926
                                                                 --------------
Industrials -- (12.0%)
    3M Co............................................... 362,870     64,721,493
    AAON, Inc...........................................  76,660      2,029,957
    AAR Corp............................................  39,516        954,707
    ABM Industries, Inc.................................  80,819      3,007,275
#   Acacia Research Corp................................  41,555        224,813
*   ACCO Brands Corp.................................... 198,730      2,233,725
*   Accuride Corp.......................................  18,309         24,534
    Acme United Corp....................................   1,000         21,660
#   Actuant Corp. Class A...............................  80,654      1,915,533
#   Acuity Brands, Inc..................................  40,668     10,672,503
#   Advanced Drainage Systems, Inc......................  12,201        325,889
*   Advisory Board Co. (The)............................  41,010      1,712,578
*   AECOM............................................... 238,369      8,459,716
*   Aegion Corp.........................................  53,845      1,104,899
*   AeroCentury Corp....................................     691          6,374
*   Aerojet Rocketdyne Holdings, Inc.................... 111,670      2,106,096
*   Aerovironment, Inc..................................  34,813        986,949
    AGCO Corp........................................... 131,106      6,314,065
#   Air Lease Corp...................................... 168,177      4,845,179
*   Air Transport Services Group, Inc................... 109,153      1,580,535
    Aircastle, Ltd......................................  33,452        743,303

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Industrials -- (Continued)
    Alamo Group, Inc.....................................  14,219 $   954,521
#   Alaska Air Group, Inc................................ 214,723  14,433,680
    Albany International Corp. Class A...................  45,427   1,922,925
#   Allegiant Travel Co..................................  29,736   3,858,841
    Allegion P.L.C....................................... 105,138   7,610,940
    Allied Motion Technologies, Inc......................  19,703     445,682
    Allison Transmission Holdings, Inc................... 277,230   7,989,769
    Altra Industrial Motion Corp.........................  47,943   1,361,581
    AMERCO...............................................  24,346   9,629,086
*   Ameresco, Inc. Class A...............................  21,115     104,519
    American Airlines Group, Inc......................... 360,513  12,798,211
    American Railcar Industries, Inc.....................  19,392     814,658
    American Science & Engineering, Inc..................   6,498     239,841
#*  American Superconductor Corp.........................     896       8,225
*   American Woodmark Corp...............................  34,850   2,586,915
    AMETEK, Inc.......................................... 173,757   8,171,792
*   AMREP Corp...........................................   3,360      18,850
    AO Smith Corp........................................  85,949   7,983,803
#   Apogee Enterprises, Inc..............................  43,726   2,044,191
#   Applied Industrial Technologies, Inc.................  59,409   2,789,253
*   ARC Document Solutions, Inc..........................  78,538     309,440
    ArcBest Corp.........................................  30,676     573,948
    Argan, Inc...........................................  36,279   1,673,550
*   Armstrong Flooring, Inc..............................  50,753   1,011,507
#*  Armstrong World Industries, Inc......................  94,686   4,021,314
*   Arotech Corp.........................................  14,831      41,675
    Astec Industries, Inc................................  35,222   2,123,182
*   Astronics Corp.......................................  33,266   1,273,090
*   Astronics Corp. Class B..............................   9,036     345,085
*   Atlas Air Worldwide Holdings, Inc....................  45,276   1,957,281
*   Avalon Holdings Corp. Class A........................     500       1,113
*   Avis Budget Group, Inc............................... 202,323   7,431,324
    AZZ, Inc.............................................  41,360   2,567,629
#   B/E Aerospace, Inc................................... 124,694   5,964,737
#*  Babcock & Wilcox Enterprises, Inc....................  81,977   1,259,167
    Barnes Group, Inc....................................  88,836   3,369,549
    Barrett Business Services, Inc.......................   7,132     306,533
*   Beacon Roofing Supply, Inc...........................  76,629   3,603,096
*   BlueLinx Holdings, Inc...............................   2,583      19,114
#*  BMC Stock Holdings, Inc..............................  23,377     475,722
#   Boeing Co. (The)..................................... 368,258  49,221,364
    Brady Corp. Class A..................................  54,414   1,748,866
#   Briggs & Stratton Corp...............................  64,286   1,461,221
    Brink's Co. (The).................................... 100,617   3,302,250
*   Broadwind Energy, Inc................................     488       2,235
#*  Builders FirstSource, Inc............................ 164,300   2,117,827
    BWX Technologies, Inc................................ 139,015   5,117,142
*   CAI International, Inc...............................  22,428     192,432
    Carlisle Cos., Inc...................................  77,550   8,010,139
*   Casella Waste Systems, Inc. Class A..................  71,163     666,086
#   Caterpillar, Inc..................................... 379,327  31,393,103
*   CBIZ, Inc............................................  93,050   1,005,871
    CDI Corp.............................................  16,772     105,999

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Industrials -- (Continued)
    CEB, Inc.............................................  43,835 $ 2,631,853
    CECO Environmental Corp..............................  16,116     149,073
#   Celadon Group, Inc...................................  49,165     406,103
    CH Robinson Worldwide, Inc........................... 108,872   7,579,669
*   Chart Industries, Inc................................  64,283   1,929,776
    Chicago Bridge & Iron Co. NV......................... 150,988   5,104,904
    Chicago Rivet & Machine Co...........................     474      13,082
#   Cintas Corp..........................................  84,931   9,110,548
#   CIRCOR International, Inc............................  23,492   1,337,634
*   Civeo Corp........................................... 124,628     170,740
#   CLARCOR, Inc.........................................  78,193   4,868,296
#*  Clean Harbors, Inc................................... 109,666   5,639,026
#*  Colfax Corp.......................................... 158,791   4,662,104
    Columbus McKinnon Corp...............................  26,225     435,073
    Comfort Systems USA, Inc.............................  60,334   1,832,947
#*  Command Security Corp................................   4,000      11,520
*   Commercial Vehicle Group, Inc........................  31,355     129,810
    CompX International, Inc.............................   1,315      15,649
*   Continental Building Products, Inc...................  53,506   1,254,716
*   Continental Materials Corp...........................     268       4,494
#   Copa Holdings SA Class A.............................  43,360   2,905,120
#*  Copart, Inc.......................................... 193,233   9,746,673
#   Covanta Holding Corp................................. 223,453   3,579,717
#*  Covenant Transportation Group, Inc. Class A..........  34,912     786,567
*   CPI Aerostructures, Inc..............................   6,347      41,890
*   CRA International, Inc...............................  10,517     290,480
    Crane Co.............................................  99,433   6,194,676
    CSX Corp............................................. 641,088  18,162,023
    Cubic Corp...........................................  32,143   1,312,720
    Cummins, Inc......................................... 107,714  13,224,048
    Curtiss-Wright Corp..................................  76,144   6,776,055
#   Deere & Co........................................... 190,098  14,772,516
    Delta Air Lines, Inc................................. 457,001  17,708,789
#   Deluxe Corp..........................................  91,870   6,209,493
#*  DigitalGlobe, Inc.................................... 115,375   3,110,510
#   Donaldson Co., Inc................................... 214,630   7,754,582
    Douglas Dynamics, Inc................................  54,886   1,470,945
    Dover Corp........................................... 206,985  14,784,939
*   Ducommun, Inc........................................   9,872     190,924
#   Dun & Bradstreet Corp. (The).........................  50,496   6,526,608
#*  DXP Enterprises, Inc.................................  17,381     289,220
#*  Dycom Industries, Inc................................  60,734   5,712,033
    Dynamic Materials Corp...............................  16,062     164,475
    Eastern Co. (The)....................................   2,746      48,412
    Eaton Corp. P.L.C.................................... 192,255  12,190,890
*   Echo Global Logistics, Inc...........................  43,266   1,071,266
    Ecology and Environment, Inc. Class A................   1,746      17,425
    EMCOR Group, Inc..................................... 102,995   5,736,821
    Emerson Electric Co.................................. 380,161  21,251,000
    Encore Wire Corp.....................................  30,324   1,138,060
#*  Energy Focus, Inc....................................   2,870      17,507
#*  Energy Recovery, Inc.................................  34,173     365,651
    EnerSys..............................................  72,129   4,497,243

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Industrials -- (Continued)
*   Engility Holdings, Inc...............................    20,709 $   601,389
    Ennis, Inc...........................................    33,776     585,000
    EnPro Industries, Inc................................    26,577   1,215,898
    EnviroStar, Inc......................................       100         384
    Equifax, Inc.........................................    75,975  10,063,648
    ESCO Technologies, Inc...............................    34,691   1,469,164
    Espey Manufacturing & Electronics Corp...............     1,489      38,662
    Essendant, Inc.......................................    56,645   1,135,166
#*  Esterline Technologies Corp..........................    47,023   2,860,409
    Expeditors International of Washington, Inc..........   110,427   5,458,407
    Exponent, Inc........................................    44,176   2,244,583
#   Fastenal Co..........................................   184,248   7,876,602
    Federal Signal Corp..................................   139,055   1,828,573
    FedEx Corp...........................................   164,013  26,553,705
#   Flowserve Corp.......................................   124,729   5,968,283
    Fluor Corp...........................................   210,235  11,251,777
*   Fortive Corp.........................................   129,857   6,260,406
#   Fortune Brands Home & Security, Inc..................   103,268   6,533,766
    Forward Air Corp.....................................    47,945   2,218,895
*   Franklin Covey Co....................................    20,263     332,718
    Franklin Electric Co., Inc...........................    61,459   2,379,692
    FreightCar America, Inc..............................    25,780     384,122
*   FTI Consulting, Inc..................................    88,689   3,799,437
*   Fuel Tech, Inc.......................................    19,248      30,604
    G&K Services, Inc. Class A...........................    30,961   2,483,382
#   GATX Corp............................................    48,439   2,166,676
*   Gencor Industries, Inc...............................     2,365      41,624
#*  Generac Holdings, Inc................................   106,996   4,043,379
#   General Cable Corp...................................    96,012   1,414,257
    General Dynamics Corp................................   129,455  19,015,645
    General Electric Co.................................. 2,152,841  67,039,469
#*  Genesee & Wyoming, Inc. Class A......................    73,332   4,748,247
*   Gibraltar Industries, Inc............................    44,238   1,560,717
    Global Brass & Copper Holdings, Inc..................    35,263     998,648
*   Global Power Equipment Group, Inc....................    12,367      48,108
*   Golden Ocean Group, Ltd..............................    61,837      41,431
*   Goldfield Corp. (The)................................    11,623      35,334
    Gorman-Rupp Co. (The)................................    33,869     917,511
*   GP Strategies Corp...................................    35,310     740,098
#   Graco, Inc...........................................    89,556   6,628,040
#   Graham Corp..........................................     8,388     151,152
    Granite Construction, Inc............................    54,423   2,709,177
*   Great Lakes Dredge & Dock Corp.......................    85,344     378,927
#   Greenbrier Cos., Inc. (The)..........................    31,578   1,036,706
#   Griffon Corp.........................................    60,722   1,040,775
    H&E Equipment Services, Inc..........................    70,583   1,314,255
    Hardinge, Inc........................................    10,375     104,788
    Harsco Corp..........................................   123,377   1,207,861
*   Hawaiian Holdings, Inc...............................   122,552   5,579,793
#*  HC2 Holdings, Inc....................................     7,362      33,865
*   HD Supply Holdings, Inc..............................   177,339   6,417,898
    Healthcare Services Group, Inc.......................    53,127   2,061,859
#   Heartland Express, Inc...............................   156,950   2,906,714

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Industrials -- (Continued)
#   HEICO Corp...........................................  36,811 $ 2,558,733
    HEICO Corp. Class A..................................  54,132   3,121,792
    Heidrick & Struggles International, Inc..............  32,954     641,285
*   Herc Holdings, Inc...................................  46,480   1,643,068
*   Heritage-Crystal Clean, Inc..........................   4,417      55,698
    Herman Miller, Inc................................... 109,924   3,602,209
*   Hertz Global Holdings, Inc........................... 139,440   6,787,939
#   Hexcel Corp.......................................... 120,757   5,213,080
*   Hill International, Inc..............................  26,258     109,496
    Hillenbrand, Inc..................................... 102,103   3,303,032
    HNI Corp.............................................  69,255   3,610,263
    Honeywell International, Inc......................... 364,099  42,355,637
    Houston Wire & Cable Co..............................  17,436     101,129
*   Hub Group, Inc. Class A..............................  56,473   2,312,005
    Hubbell, Inc.........................................  68,233   7,357,564
    Hudson Global, Inc...................................  23,996      48,712
    Huntington Ingalls Industries, Inc...................  84,112  14,516,049
    Hurco Cos., Inc......................................   9,009     239,910
#*  Huron Consulting Group, Inc..........................  32,972   2,026,789
#*  Huttig Building Products, Inc........................   2,588      14,467
    Hyster-Yale Materials Handling, Inc..................  19,401   1,237,590
*   ICF International, Inc...............................  25,218   1,043,521
    IDEX Corp............................................  79,369   7,126,543
*   IES Holdings, Inc....................................   6,920     107,606
#*  IHS Markit, Ltd......................................  36,773   1,277,494
    Illinois Tool Works, Inc............................. 193,391  22,317,321
    Ingersoll-Rand P.L.C................................. 286,785  19,002,374
#*  InnerWorkings, Inc...................................  54,331     462,357
*   Innovative Solutions & Support, Inc..................  10,802      30,570
    Insperity, Inc.......................................  49,494   3,884,784
    Insteel Industries, Inc..............................  40,839   1,420,789
    Interface, Inc.......................................  99,811   1,782,624
#*  Intersections, Inc...................................  13,979      24,323
    ITT, Inc............................................. 167,364   5,307,112
*   Jacobs Engineering Group, Inc........................ 144,866   7,753,228
#   JB Hunt Transport Services, Inc......................  96,419   8,015,311
*   JetBlue Airways Corp................................. 482,252   8,839,679
    John Bean Technologies Corp..........................  43,666   2,922,129
#   Joy Global, Inc......................................  93,738   2,589,981
    Kadant, Inc..........................................   7,600     417,544
    Kaman Corp...........................................  47,286   2,040,864
    Kansas City Southern................................. 123,910  11,908,990
    KAR Auction Services, Inc............................ 235,611  10,077,082
    KBR, Inc............................................. 172,371   2,416,641
    Kelly Services, Inc. Class A.........................  53,780   1,100,877
    Kelly Services, Inc. Class B.........................     319       6,619
#   Kennametal, Inc...................................... 173,816   4,321,066
*   Key Technology, Inc..................................   3,418      33,155
    Kforce, Inc..........................................  59,103   1,055,580
    Kimball International, Inc. Class B..................  79,597     906,610
#*  Kirby Corp...........................................  91,614   4,992,047
*   KLX, Inc.............................................  93,570   3,022,311
#   Knight Transportation, Inc........................... 147,760   4,407,681

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Industrials -- (Continued)
    Knoll, Inc...........................................  81,472 $ 2,057,168
    Korn/Ferry International.............................  76,506   1,760,403
#*  Kratos Defense & Security Solutions, Inc.............  99,878     440,462
    L-3 Communications Holdings, Inc.....................  67,019  10,162,091
#   Landstar System, Inc.................................  78,838   5,557,291
#*  Lawson Products, Inc.................................   8,619     141,352
#*  Layne Christensen Co.................................  20,348     162,784
    LB Foster Co. Class A................................  13,814     144,771
#   Lennox International, Inc............................  51,738   8,112,518
#   Lincoln Electric Holdings, Inc....................... 112,364   6,973,310
#   Lindsay Corp.........................................  10,381     728,331
*   LMI Aerospace, Inc...................................  10,960      85,269
    Lockheed Martin Corp................................. 160,895  40,662,993
    LS Starrett Co. (The) Class A........................   4,692      56,351
    LSI Industries, Inc..................................  42,399     464,693
*   Lydall, Inc..........................................  26,028   1,162,931
#   Macquarie Infrastructure Corp........................  50,737   3,888,991
#*  Manitex International, Inc...........................   2,000      14,860
    Manitowoc Co., Inc. (The)............................ 155,237     864,670
#*  Manitowoc Foodservice, Inc........................... 175,486   3,218,413
    ManpowerGroup, Inc...................................  90,955   6,312,277
    Marten Transport, Ltd................................  46,344   1,003,348
    Masco Corp........................................... 224,348   8,184,215
#*  MasTec, Inc.......................................... 140,050   3,424,222
*   Mastech Holdings, Inc................................   1,412      10,830
    Matson, Inc..........................................  82,349   3,077,382
#   Matthews International Corp. Class A.................  45,710   2,747,628
    McGrath RentCorp.....................................  26,407     841,591
*   Mercury Systems, Inc.................................  47,555   1,232,626
#*  Meritor, Inc......................................... 157,120   1,316,666
*   MFRI, Inc............................................   3,034      23,149
#*  Middleby Corp. (The).................................  54,566   6,568,655
    Miller Industries, Inc...............................  11,101     238,227
*   Mistras Group, Inc...................................  33,517     839,936
    Mobile Mini, Inc.....................................  78,157   2,540,884
*   Moog, Inc. Class A...................................  50,687   2,791,333
*   Moog, Inc. Class B...................................   3,215     176,857
*   MRC Global, Inc...................................... 219,662   2,906,128
#   MSA Safety, Inc......................................  49,022   2,739,349
    MSC Industrial Direct Co., Inc. Class A..............  75,798   5,444,570
    Mueller Industries, Inc..............................  77,729   2,645,895
    Mueller Water Products, Inc. Class A................. 301,883   3,580,332
#   Multi-Color Corp.....................................  25,513   1,647,630
*   MYR Group, Inc.......................................  41,710   1,028,986
    National Presto Industries, Inc......................   5,789     518,347
*   Navigant Consulting, Inc.............................  80,325   1,583,206
*   NCI Building Systems, Inc............................  27,132     440,081
    Nielsen Holdings P.L.C............................... 220,577  11,880,277
*   NL Industries, Inc...................................  32,061      95,221
#   NN, Inc..............................................  46,841     790,208
#   Nordson Corp.........................................  97,897   8,643,326
    Norfolk Southern Corp................................ 163,633  14,690,971
*   Nortek, Inc..........................................   3,968     344,740

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Industrials -- (Continued)
    Northrop Grumman Corp................................ 101,652 $22,020,873
*   Northwest Pipe Co....................................   9,070     102,491
#*  NOW, Inc.............................................  63,061   1,154,647
*   NV5 Global, Inc......................................   5,861     188,548
*   Old Dominion Freight Line, Inc....................... 141,735   9,873,260
    Omega Flex, Inc......................................   3,648     124,433
*   On Assignment, Inc...................................  78,882   2,914,690
    Orbital ATK, Inc.....................................  98,499   8,581,233
#*  Orion Energy Systems, Inc............................  19,776      27,686
*   Orion Marine Group, Inc..............................  13,198      74,569
    Oshkosh Corp......................................... 125,992   6,940,899
    Owens Corning........................................ 163,946   8,674,383
    PACCAR, Inc.......................................... 347,612  20,498,680
#*  PAM Transportation Services, Inc.....................   2,984      59,770
    Park-Ohio Holdings Corp..............................  17,276     514,479
    Parker-Hannifin Corp................................. 138,646  15,831,987
*   Patrick Industries, Inc..............................  39,249   2,533,915
*   Patriot Transportation Holding, Inc..................   1,454      30,592
*   Pendrell Corp........................................ 103,176      70,160
#   Pentair P.L.C........................................ 186,572  11,907,025
*   Performant Financial Corp............................  57,241     120,206
*   PGT, Inc............................................. 106,842   1,282,104
    Pitney Bowes, Inc.................................... 235,009   4,538,024
*   Plug Power, Inc......................................     784       1,403
*   Ply Gem Holdings, Inc................................  46,195     709,555
#   Powell Industries, Inc...............................  12,017     442,706
#*  Power Solutions International, Inc...................   4,237      74,529
    Preformed Line Products Co...........................   4,237     207,062
#   Primoris Services Corp...............................  75,981   1,371,457
#*  Proto Labs, Inc......................................  20,558   1,131,512
    Providence and Worcester Railroad Co.................   1,227      19,534
    Quad/Graphics, Inc...................................  23,268     590,076
    Quanex Building Products Corp........................  70,553   1,410,354
*   Quanta Services, Inc................................. 181,122   4,636,723
*   Radiant Logistics, Inc...............................   9,621      30,402
#   Raven Industries, Inc................................  54,019   1,121,434
    Raytheon Co.......................................... 132,164  18,440,843
*   RBC Bearings, Inc....................................  30,991   2,356,246
    RCM Technologies, Inc................................   7,192      41,426
    Regal Beloit Corp....................................  57,876   3,531,015
    Republic Services, Inc............................... 412,207  21,129,731
    Resources Connection, Inc............................  61,391     914,726
*   Rexnord Corp......................................... 180,739   3,847,933
*   Roadrunner Transportation Systems, Inc...............  45,100     341,407
    Robert Half International, Inc....................... 114,975   4,201,186
#   Rockwell Automation, Inc............................. 102,725  11,751,740
#   Rockwell Collins, Inc................................  99,562   8,424,936
#   Rollins, Inc......................................... 170,172   4,795,447
#   Roper Technologies, Inc..............................  60,643  10,331,141
*   RPX Corp.............................................  75,221     757,475
#   RR Donnelley & Sons Co............................... 405,177   7,260,772
*   Rush Enterprises, Inc. Class A.......................  43,655   1,003,192
#*  Rush Enterprises, Inc. Class B.......................   2,881      67,214

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Industrials -- (Continued)
#   Ryder System, Inc.................................... 111,354 $ 7,338,229
#*  Saia, Inc............................................  47,487   1,371,899
#*  Sensata Technologies Holding NV...................... 132,057   5,007,601
    Servotronics, Inc....................................     389       3,497
*   SIFCO Industries, Inc................................   3,251      27,666
    Simpson Manufacturing Co., Inc.......................  59,801   2,439,881
    SkyWest, Inc.........................................  66,442   1,911,536
    Snap-on, Inc.........................................  40,114   6,304,717
#*  SolarCity Corp.......................................  60,906   1,626,190
    Southwest Airlines Co................................ 529,313  19,589,874
*   SP Plus Corp.........................................  13,087     314,481
#*  Sparton Corp.........................................   7,073     147,189
*   Spirit Aerosystems Holdings, Inc. Class A............ 145,537   6,313,395
*   Spirit Airlines, Inc................................. 133,280   5,697,720
#   SPX Corp.............................................  49,381     747,628
*   SPX FLOW, Inc........................................  46,918   1,279,923
    Standex International Corp...........................  18,724   1,662,691
    Stanley Black & Decker, Inc.......................... 182,302  22,186,153
    Steelcase, Inc. Class A.............................. 138,797   2,012,557
#*  Stericycle, Inc......................................  50,134   4,525,596
*   Sterling Construction Co., Inc.......................  11,349      66,051
#   Sun Hydraulics Corp..................................  34,687   1,047,547
    Supreme Industries, Inc. Class A.....................   5,876      98,717
#*  Swift Transportation Co.............................. 177,656   3,419,878
#*  TASER International, Inc.............................  70,425   2,039,508
#*  Team, Inc............................................  37,980   1,048,628
*   Teledyne Technologies, Inc...........................  57,350   6,021,750
#   Tennant Co...........................................  22,814   1,461,921
    Terex Corp........................................... 130,534   3,151,091
    Tetra Tech, Inc......................................  85,562   2,817,557
#   Textainer Group Holdings, Ltd........................  50,784     603,314
    Textron, Inc......................................... 311,566  12,151,074
*   Thermon Group Holdings, Inc..........................  28,885     582,899
#   Timken Co. (The)..................................... 104,082   3,481,543
#   Titan International, Inc.............................  58,343     385,647
#*  Titan Machinery, Inc.................................  18,690     209,515
    Toro Co. (The).......................................  65,660   6,037,437
#*  TransDigm Group, Inc.................................  33,591   9,389,356
*   TRC Cos., Inc........................................  23,805     167,111
#*  Trex Co., Inc........................................  44,099   2,138,801
*   TriMas Corp..........................................  50,036     894,143
*   TriNet Group, Inc....................................  32,097     696,184
#   Trinity Industries, Inc.............................. 280,831   6,518,088
    Triton International, Ltd............................  52,537     882,096
#   Triumph Group, Inc...................................  87,084   2,684,800
*   TrueBlue, Inc........................................  68,977   1,540,256
#*  Tutor Perini Corp....................................  68,855   1,729,638
#   Twin Disc, Inc.......................................   9,800      92,414
    Tyco International P.L.C............................. 233,898  10,658,732
*   Ultralife Corp.......................................  11,666      50,747
    UniFirst Corp........................................  22,643   2,646,514
    Union Pacific Corp................................... 498,031  46,341,785
*   United Continental Holdings, Inc..................... 295,068  13,835,739

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                         SHARES      VALUE+
                                                         ------- --------------
Industrials -- (Continued)
    United Parcel Service, Inc. Class B................. 406,847 $   43,980,161
*   United Rentals, Inc................................. 173,630     13,833,102
    United Technologies Corp............................ 474,079     51,034,604
    Universal Forest Products, Inc......................  30,127      3,257,331
    Universal Logistics Holdings, Inc...................  12,449        186,113
#   US Ecology, Inc.....................................  35,599      1,612,635
#*  USA Truck, Inc......................................  11,153        215,030
#*  USG Corp............................................ 246,297      6,935,724
    Valmont Industries, Inc.............................  32,725      4,285,339
*   Vectrus, Inc........................................  10,596        330,065
*   Verisk Analytics, Inc............................... 106,323      9,067,225
#*  Veritiv Corp........................................   3,055        128,982
*   Versar, Inc.........................................   4,038          5,734
    Viad Corp...........................................  31,442      1,094,810
*   Vicor Corp..........................................  15,288        162,053
*   Virco Manufacturing Corp............................   6,445         29,067
#*  Virgin America, Inc.................................   9,500        531,240
*   Volt Information Sciences, Inc......................  11,950         67,876
    VSE Corp............................................   5,535        351,805
#*  Wabash National Corp................................ 129,852      1,880,257
*   WABCO Holdings, Inc.................................  57,049      5,720,303
#   Wabtec Corp.........................................  81,557      5,586,654
*   Waste Connections, Inc.............................. 172,899     12,877,518
    Waste Management, Inc............................... 254,485     16,826,548
    Watsco, Inc.........................................  50,479      7,270,995
    Watsco, Inc. Class B................................   2,268        326,252
    Watts Water Technologies, Inc. Class A..............  32,305      1,998,064
#   Werner Enterprises, Inc............................. 157,158      3,947,809
#*  Wesco Aircraft Holdings, Inc........................ 119,128      1,530,795
#*  WESCO International, Inc............................  70,324      3,919,860
    West Corp........................................... 112,723      2,492,306
*   Westport Fuel Systems, Inc..........................  51,276         70,761
*   Willdan Group, Inc..................................   6,221         66,005
#*  Willis Lease Finance Corp...........................   4,420        119,340
#   Woodward, Inc.......................................  99,790      5,841,707
#   WW Grainger, Inc....................................  63,081     13,805,277
*   Xerium Technologies, Inc............................   1,300          9,685
#*  XPO Logistics, Inc.................................. 137,135      4,061,939
    Xylem, Inc.......................................... 209,863     10,033,550
#*  YRC Worldwide, Inc..................................  47,094        559,006
                                                                 --------------
Total Industrials.......................................          1,944,625,845
                                                                 --------------
Information Technology -- (17.3%)
#*  3D Systems Corp.....................................  50,584        677,320
*   8x8, Inc............................................  51,971        714,601
    Accenture P.L.C. Class A............................ 363,857     41,046,708
*   ACI Worldwide, Inc.................................. 184,271      3,650,408
#   Activision Blizzard, Inc............................ 268,304     10,775,089
*   Actua Corp..........................................  81,783        816,194
*   Acxiom Corp.........................................  97,153      2,229,661
*   ADDvantage Technologies Group, Inc..................   3,642          7,138
*   Adobe Systems, Inc.................................. 147,698     14,453,726
    ADTRAN, Inc.........................................  66,252      1,205,786

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Information Technology -- (Continued)
*   Advanced Energy Industries, Inc.....................    66,687 $  2,715,495
*   Advanced Micro Devices, Inc......................... 1,005,987    6,901,071
#*  Agilysys, Inc.......................................    32,960      376,403
*   Akamai Technologies, Inc............................   124,282    6,279,969
*   Alliance Data Systems Corp..........................    47,172   10,925,979
*   Alpha & Omega Semiconductor, Ltd....................    38,112      544,620
*   Alphabet, Inc. Class A..............................    92,102   72,883,997
*   Alphabet, Inc. Class C..............................    96,907   74,501,133
#*  Ambarella, Inc......................................     3,082      178,694
    Amdocs, Ltd.........................................   129,893    7,580,555
    American Software, Inc. Class A.....................    19,865      219,111
*   Amkor Technology, Inc...............................   197,317    1,241,124
#   Amphenol Corp. Class A..............................   204,490   12,171,245
*   Amtech Systems, Inc.................................     9,582       58,354
    Analog Devices, Inc.................................   151,326    9,659,139
*   Angie's List, Inc...................................    20,945      169,445
*   Anixter International, Inc..........................    44,673    2,737,561
#*  ANSYS, Inc..........................................    60,734    5,427,190
    Apple, Inc.......................................... 3,494,715  364,184,250
    Applied Materials, Inc..............................   456,010   11,988,503
*   Arista Networks, Inc................................    67,626    4,819,705
*   ARRIS International P.L.C...........................   333,563    9,086,256
*   Arrow Electronics, Inc..............................   140,988    9,374,292
#*  Aspen Technology, Inc...............................   118,713    4,972,888
    AstroNova, Inc......................................     4,620       73,412
*   Autobytel, Inc......................................       267        3,968
#*  Autodesk, Inc.......................................    57,917    3,443,166
    Automatic Data Processing, Inc......................   237,375   21,114,506
*   AVG Technologies NV.................................    81,750    2,021,677
*   Aviat Networks, Inc.................................     3,930       29,947
#*  Avid Technology, Inc................................    59,774      389,129
    Avnet, Inc..........................................   186,390    7,660,629
#   AVX Corp............................................   112,862    1,541,695
*   Aware, Inc..........................................    12,087       57,897
*   Axcelis Technologies, Inc...........................    51,471      550,740
*   AXT, Inc............................................    60,417      226,564
#   Badger Meter, Inc...................................    19,400    1,352,956
*   Bankrate, Inc.......................................    95,086      757,835
*   Barracuda Networks, Inc.............................    40,267      889,095
    Bel Fuse, Inc. Class A..............................     1,700       28,968
    Bel Fuse, Inc. Class B..............................     8,861      181,562
    Belden, Inc.........................................    62,429    4,570,427
*   Benchmark Electronics, Inc..........................    43,736    1,025,172
    Black Box Corp......................................    25,376      346,382
#   Blackbaud, Inc......................................    47,802    3,195,564
*   Blackhawk Network Holdings, Inc.....................    79,087    2,751,437
*   Blucora, Inc........................................    46,839      478,226
    Booz Allen Hamilton Holding Corp....................   183,469    5,665,523
*   Bottomline Technologies de, Inc.....................    23,728      500,898
    Broadcom, Ltd.......................................   140,915   22,825,412
    Broadridge Financial Solutions, Inc.................   172,283   11,660,113
#*  BroadVision, Inc....................................     3,362       20,239
    Brocade Communications Systems, Inc.................   684,481    6,365,673

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Information Technology -- (Continued)
    Brooks Automation, Inc...............................   119,205 $ 1,493,639
*   BSQUARE Corp.........................................    18,279      95,782
    CA, Inc..............................................   510,742  17,697,210
    Cabot Microelectronics Corp..........................    33,747   1,775,767
*   CACI International, Inc. Class A.....................    39,136   3,730,835
*   Cadence Design Systems, Inc..........................   271,521   6,530,080
*   CalAmp Corp..........................................    48,386     687,081
*   Calix, Inc...........................................    92,848     716,787
#*  Cardtronics P.L.C. Class A...........................    91,573   4,028,296
#   Cass Information Systems, Inc........................    12,148     631,332
    CDK Global, Inc......................................   112,827   6,520,272
    CDW Corp.............................................   237,177  10,182,009
*   Ceva, Inc............................................    27,322     821,299
*   Ciber, Inc...........................................   154,966     216,952
#*  Ciena Corp...........................................   182,524   3,502,636
*   Cimpress NV..........................................    38,408   3,641,078
*   Cirrus Logic, Inc....................................   111,519   5,418,708
    Cisco Systems, Inc................................... 3,017,287  92,117,772
*   Citrix Systems, Inc..................................    99,508   8,869,148
#*  Clearfield, Inc......................................     8,284     165,763
#   Cognex Corp..........................................    86,928   3,926,538
*   Cognizant Technology Solutions Corp. Class A.........   239,598  13,774,489
*   Coherent, Inc........................................    36,973   3,920,987
    Cohu, Inc............................................    33,347     352,144
*   CommerceHub, Inc. Series A...........................    12,975     182,946
*   CommerceHub, Inc. Series C...........................    25,950     363,297
#*  CommScope Holding Co., Inc...........................   263,310   7,886,134
    Communications Systems, Inc..........................     7,990      58,647
#   Computer Sciences Corp...............................   192,439   9,204,357
    Computer Task Group, Inc.............................    12,978      63,722
    Comtech Telecommunications Corp......................    25,321     330,945
    Concurrent Computer Corp.............................     5,951      30,469
#   Convergys Corp.......................................   104,839   2,793,959
*   CoreLogic, Inc.......................................   128,572   5,178,880
    Corning, Inc.........................................   529,963  11,775,778
#*  CoStar Group, Inc....................................    14,648   3,045,319
#*  Covisint Corp........................................    25,089      54,945
#*  Cray, Inc............................................    45,110   1,423,672
*   Cree, Inc............................................   126,130   3,607,318
#   CSG Systems International, Inc.......................    58,608   2,359,558
    CSP, Inc.............................................       709       5,927
    CSRA, Inc............................................   178,576   4,807,266
    CTS Corp.............................................    30,923     590,939
*   CyberOptics Corp.....................................     4,778      82,516
#   Cypress Semiconductor Corp...........................   318,367   3,705,792
#   Daktronics, Inc......................................    63,859     413,168
*   Datalink Corp........................................    36,252     311,042
*   Demand Media, Inc....................................    41,223     238,681
*   DHI Group, Inc.......................................   120,463     878,175
#   Diebold, Inc.........................................   107,175   3,026,622
*   Digi International, Inc..............................    23,359     259,518
*   Diodes, Inc..........................................    62,267   1,152,562
#   Dolby Laboratories, Inc. Class A.....................    79,689   4,009,154

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Information Technology -- (Continued)
*   DSP Group, Inc.......................................  19,935 $   215,896
    DST Systems, Inc.....................................  59,606   7,351,208
*   DTS, Inc.............................................  27,255     757,416
    EarthLink Holdings Corp.............................. 197,355   1,338,067
*   eBay, Inc............................................ 578,040  18,011,726
#   Ebix, Inc............................................  29,226   1,558,330
*   EchoStar Corp. Class A...............................  71,708   2,793,027
*   Edgewater Technology, Inc............................   5,900      51,212
    Electro Rent Corp....................................  22,444     347,209
*   Electro Scientific Industries, Inc...................  28,051     189,905
*   Electronic Arts, Inc................................. 180,505  13,776,142
#*  Electronics For Imaging, Inc.........................  54,387   2,408,800
*   Ellie Mae, Inc.......................................  16,863   1,553,251
#*  eMagin Corp..........................................   9,611      23,162
    EMC Corp............................................. 954,868  27,003,667
*   Emcore Corp..........................................  38,852     251,761
*   Endurance International Group Holdings, Inc..........  57,700     518,146
#*  EnerNOC, Inc.........................................  46,525     348,007
*   Entegris, Inc........................................ 204,878   3,501,365
#*  Envestnet, Inc.......................................  19,414     741,032
#*  EPAM Systems, Inc....................................  49,082   3,447,520
    Epiq Systems, Inc....................................  38,137     623,159
*   ePlus, Inc...........................................   6,933     583,135
*   Euronet Worldwide, Inc...............................  72,953   5,563,396
*   Everi Holdings, Inc.................................. 114,549     217,643
*   Exar Corp............................................  60,427     506,378
*   ExlService Holdings, Inc.............................  40,660   2,013,077
*   Extreme Networks, Inc................................  87,771     341,429
#*  F5 Networks, Inc.....................................  47,736   5,891,577
*   Fabrinet.............................................  48,117   1,816,898
*   Facebook, Inc. Class A............................... 698,390  86,558,457
#   Fair Isaac Corp......................................  50,896   6,445,469
*   Fairchild Semiconductor International, Inc........... 180,428   3,561,649
#*  FalconStor Software, Inc.............................  21,742      25,438
*   FARO Technologies, Inc...............................  18,410     642,141
#   FEI Co...............................................  40,957   4,358,644
    Fidelity National Information Services, Inc.......... 217,906  17,330,064
*   Finisar Corp......................................... 205,393   3,853,173
*   FireEye, Inc.........................................  93,040   1,620,757
#*  First Solar, Inc..................................... 138,226   6,452,390
#*  Fiserv, Inc.......................................... 159,078  17,555,848
#*  FleetCor Technologies, Inc...........................  70,191  10,646,571
*   Flextronics International, Ltd....................... 853,723  10,816,670
    FLIR Systems, Inc.................................... 211,365   6,886,272
#*  FormFactor, Inc......................................  97,066     907,567
    Forrester Research, Inc..............................  21,432     877,212
*   Fortinet, Inc........................................  49,300   1,710,217
*   Frequency Electronics, Inc...........................   5,169      55,412
*   Gartner, Inc.........................................  58,481   5,862,720
*   Genpact, Ltd......................................... 267,961   7,173,316
*   GigPeak, Inc.........................................   1,174       2,219
    Global Payments, Inc................................. 259,800  19,396,668
    GlobalSCAPE, Inc.....................................   7,843      26,745

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Information Technology -- (Continued)
#*  Globant SA..........................................     4,998 $    210,866
#*  Glu Mobile, Inc.....................................    17,431       40,789
#*  Great Elm Capital Group, Inc........................     3,556       21,692
#*  GrubHub, Inc........................................    58,576    2,221,202
#*  GSE Systems, Inc....................................    10,738       25,127
#*  GSI Technology, Inc.................................    16,182       78,806
#*  GTT Communications, Inc.............................    97,319    1,997,959
#*  Guidewire Software, Inc.............................    48,049    2,953,572
    Hackett Group, Inc. (The)...........................    49,708      665,590
#*  Harmonic, Inc.......................................   161,963      532,858
    Harris Corp.........................................   101,459    8,788,379
#   Hewlett Packard Enterprise Co....................... 1,235,097   25,961,739
    HP, Inc............................................. 1,061,481   14,871,349
#*  Hutchinson Technology, Inc..........................    25,771       50,769
    IAC/InterActiveCorp.................................    92,962    5,388,078
#*  ID Systems, Inc.....................................     7,118       35,661
#*  Identiv, Inc........................................     2,956        5,794
*   IEC Electronics Corp................................     5,002       25,910
*   II-VI, Inc..........................................    79,344    1,594,814
*   Imation Corp........................................    27,305       28,670
#*  Immersion Corp......................................     9,931       74,582
#*  Infinera Corp.......................................    91,317      799,937
    Ingram Micro, Inc. Class A..........................   188,838    6,465,813
*   Innodata, Inc.......................................    13,032       32,971
*   Insight Enterprises, Inc............................    58,204    1,548,226
*   Integrated Device Technology, Inc...................   184,203    4,050,624
    Intel Corp.......................................... 3,555,626  123,949,122
    InterDigital, Inc...................................    67,159    3,965,739
*   Internap Corp.......................................    96,861      215,031
    International Business Machines Corp................   550,964   88,495,838
#   Intersil Corp. Class A..............................   152,172    2,325,188
*   inTEST Corp.........................................     1,100        4,422
*   Intevac, Inc........................................    16,827       96,419
*   IntraLinks Holdings, Inc............................    73,541      511,845
*   IntriCon Corp.......................................     2,604       14,010
    Intuit, Inc.........................................   138,930   15,419,841
*   Inuvo, Inc..........................................       773        1,245
*   InvenSense, Inc.....................................     3,374       22,876
#*  IPG Photonics Corp..................................    74,604    6,288,371
*   Iteris, Inc.........................................     3,700       12,876
*   Itron, Inc..........................................    52,266    2,231,236
*   Ixia................................................    92,014    1,058,161
    IXYS Corp...........................................    48,620      531,903
    j2 Global, Inc......................................    66,450    4,441,518
    Jabil Circuit, Inc..................................   361,138    7,349,158
    Jack Henry & Associates, Inc........................   104,083    9,289,408
    Juniper Networks, Inc...............................   271,970    6,170,999
#*  Kemet Corp..........................................    43,819      150,737
*   Key Tronic Corp.....................................     8,234       62,084
*   Keysight Technologies, Inc..........................   264,729    7,740,676
*   Kimball Electronics, Inc............................    22,900      288,998
    KLA-Tencor Corp.....................................   144,648   10,951,300
*   Knowles Corp........................................    61,553      827,272

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Information Technology -- (Continued)
#*  Kopin Corp..........................................    52,846 $    123,131
*   Kulicke & Soffa Industries, Inc.....................   139,794    1,755,813
*   KVH Industries, Inc.................................    14,698      133,311
    Lam Research Corp...................................   139,149   12,491,406
#*  Lattice Semiconductor Corp..........................   158,683      953,685
#   Leidos Holdings, Inc................................   118,086    5,905,481
    Lexmark International, Inc. Class A.................    99,929    3,664,396
*   LGL Group, Inc. (The)...............................       964        3,422
*   Limelight Networks, Inc.............................   102,679      173,527
#   Linear Technology Corp..............................   165,351    9,919,406
*   LinkedIn Corp. Class A..............................    18,979    3,657,823
*   Lionbridge Technologies, Inc........................    82,872      373,753
*   Liquidity Services, Inc.............................    16,992      137,295
    Littelfuse, Inc.....................................    24,832    3,104,497
*   Lumentum Holdings, Inc..............................    49,609    1,500,672
#*  MACOM Technology Solutions Holdings, Inc............    60,692    2,397,941
#*  Magnachip Semiconductor Corp........................    38,971      231,877
#*  Manhattan Associates, Inc...........................    90,379    5,246,501
    ManTech International Corp. Class A.................    44,080    1,741,601
*   Marchex, Inc. Class B...............................    18,835       59,707
    Marvell Technology Group, Ltd.......................   459,495    5,399,066
    MasterCard, Inc. Class A............................   586,074   55,817,688
*   Mattersight Corp....................................     2,290        9,916
    Maxim Integrated Products, Inc......................   117,295    4,783,290
#   MAXIMUS, Inc........................................   108,685    6,403,720
#*  MaxLinear, Inc. Class A.............................    45,038      982,279
*   Maxwell Technologies, Inc...........................    30,742      169,081
*   MeetMe, Inc.........................................     9,951       63,985
    Mentor Graphics Corp................................   166,177    3,549,541
#   Mesa Laboratories, Inc..............................     2,856      330,239
    Methode Electronics, Inc............................    60,064    2,104,042
#   Microchip Technology, Inc...........................   166,467    9,262,224
*   Micron Technology, Inc..............................   774,217   10,637,742
#*  Microsemi Corp......................................   150,587    5,872,893
    Microsoft Corp...................................... 3,878,147  219,813,372
*   MicroStrategy, Inc. Class A.........................    15,600    2,728,284
    MKS Instruments, Inc................................    81,335    3,715,383
    MOCON, Inc..........................................     3,434       49,759
#*  ModusLink Global Solutions, Inc.....................    50,605       64,774
*   MoneyGram International, Inc........................    45,442      316,276
    Monolithic Power Systems, Inc.......................    27,993    2,035,651
    Monotype Imaging Holdings, Inc......................    40,733      806,106
*   Monster Worldwide, Inc..............................   186,179      471,033
    Motorola Solutions, Inc.............................    81,893    5,681,736
    MTS Systems Corp....................................    19,564      927,921
*   Nanometrics, Inc....................................    29,844      598,074
*   Napco Security Technologies, Inc....................     8,159       59,316
#   National Instruments Corp...........................   129,774    3,721,918
    NCI, Inc. Class A...................................     5,908       74,973
*   NCR Corp............................................   216,737    7,145,819
#*  NeoPhotonics Corp...................................    64,375      807,906
    NetApp, Inc.........................................   297,563    7,840,785
*   NETGEAR, Inc........................................    51,932    2,670,863

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Information Technology -- (Continued)
#*  NetScout Systems, Inc................................    87,872 $ 2,458,659
#*  NetSuite, Inc........................................    16,779   1,826,394
#*  NeuStar, Inc. Class A................................    51,089   1,286,932
    NIC, Inc.............................................    69,177   1,613,208
*   Novanta, Inc.........................................    38,317     601,960
#*  Novatel Wireless, Inc................................    23,600      42,008
*   Nuance Communications, Inc...........................   403,864   6,490,094
*   Numerex Corp. Class A................................     7,300      55,699
    NVE Corp.............................................       760      43,350
#   NVIDIA Corp..........................................   374,667  21,393,486
#*  Oclaro, Inc..........................................    55,087     315,648
*   ON Semiconductor Corp................................   815,094   8,175,393
*   Onvia, Inc...........................................       442       1,675
    Optical Cable Corp...................................     3,696       8,168
    Oracle Corp.......................................... 1,433,762  58,841,592
#*  OSI Systems, Inc.....................................    28,861   1,716,364
#*  Palo Alto Networks, Inc..............................    28,300   3,704,187
*   PAR Technology Corp..................................     8,654      44,568
    Park Electrochemical Corp............................    18,914     306,407
#   Paychex, Inc.........................................   261,314  15,490,694
#*  Paycom Software, Inc.................................    59,890   2,827,407
*   PayPal Holdings, Inc.................................   377,863  14,071,618
    PC Connection, Inc...................................    26,879     693,747
    PC-Tel, Inc..........................................    13,527      68,582
*   PCM, Inc.............................................     7,619     126,628
*   PDF Solutions, Inc...................................    35,964     593,406
    Pegasystems, Inc.....................................    95,533   2,665,371
*   Perceptron, Inc......................................     7,250      35,380
*   Perficient, Inc......................................    52,101   1,157,684
*   PFSweb, Inc..........................................    23,457     232,459
*   Photronics, Inc......................................    79,555     768,501
    Plantronics, Inc.....................................    52,203   2,518,273
*   Plexus Corp..........................................    49,354   2,267,323
*   Polycom, Inc.........................................   205,817   2,550,073
    Power Integrations, Inc..............................    25,383   1,448,608
*   PRGX Global, Inc.....................................    24,971     118,612
*   Progress Software Corp...............................    61,736   1,794,048
*   PTC, Inc.............................................    87,405   3,472,601
    QAD, Inc. Class A....................................    14,038     265,599
    QAD, Inc. Class B....................................     1,959      34,753
*   QLogic Corp..........................................   154,720   2,401,254
*   Qorvo, Inc...........................................    91,773   5,802,807
    QUALCOMM, Inc........................................   828,408  51,841,773
*   Qualys, Inc..........................................     8,638     271,147
#*  QuinStreet, Inc......................................    33,721     122,407
*   Qumu Corp............................................     6,460      23,967
#*  Rackspace Hosting, Inc...............................   213,574   5,004,039
*   Radisys Corp.........................................    20,449      98,564
#*  Rambus, Inc..........................................   145,148   1,962,401
#*  RealNetworks, Inc....................................   129,142     559,185
*   RealPage, Inc........................................     4,432     111,465
*   Red Hat, Inc.........................................    90,510   6,814,498
#   Reis, Inc............................................     6,081     153,728

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Information Technology -- (Continued)
    RELM Wireless Corp...................................   1,238 $     6,400
#   RF Industries, Ltd...................................   4,931      11,341
    Richardson Electronics, Ltd..........................   9,355      58,843
#*  Rightside Group, Ltd.................................   8,535     102,420
*   Rofin-Sinar Technologies, Inc........................  40,027   1,264,853
*   Rogers Corp..........................................  24,430   1,671,989
*   Rosetta Stone, Inc...................................  20,764     159,883
*   Rovi Corp............................................ 143,737   2,703,693
*   Rubicon Project, Inc. (The)..........................  15,761     222,545
*   Rudolph Technologies, Inc............................  65,689   1,157,440
    Sabre Corp........................................... 194,319   5,664,399
*   salesforce.com, Inc.................................. 129,694  10,608,969
*   Sanmina Corp......................................... 134,752   3,414,616
*   ScanSource, Inc......................................  42,666   1,750,586
    Science Applications International Corp..............  88,695   5,389,108
*   Seachange International, Inc.........................  67,724     216,717
#   Seagate Technology P.L.C............................. 223,885   7,171,037
*   Semtech Corp.........................................  70,462   1,791,144
*   ServiceNow, Inc......................................  37,799   2,831,901
#*  ServiceSource International, Inc.....................  21,415      96,796
*   Sevcon, Inc..........................................     613       5,793
*   ShoreTel, Inc........................................  74,923     549,935
#*  Shutterstock, Inc....................................  14,654     807,289
*   Sigma Designs, Inc...................................  52,802     353,773
#*  Silicon Graphics International Corp..................   6,402      34,571
*   Silicon Laboratories, Inc............................  52,367   2,790,114
*   Silver Spring Networks, Inc..........................  29,742     373,857
#   Skyworks Solutions, Inc.............................. 177,419  11,713,202
*   SMTC Corp............................................  10,077      17,030
#*  SolarEdge Technologies, Inc..........................   5,408      96,803
*   Sonus Networks, Inc.................................. 105,616     910,410
#*  Splunk, Inc..........................................  34,943   2,185,335
#   SS&C Technologies Holdings, Inc...................... 169,266   5,453,750
#*  Stamps.com, Inc......................................  13,952   1,057,631
*   StarTek, Inc.........................................   8,170      34,477
#*  Stratasys, Ltd.......................................  51,731   1,083,247
#*  SunPower Corp........................................ 157,758   2,300,112
*   Super Micro Computer, Inc............................  73,455   1,582,955
*   Sykes Enterprises, Inc...............................  66,387   2,037,417
    Symantec Corp........................................ 552,481  11,287,187
#*  Synaptics, Inc.......................................  61,193   3,178,976
#*  Synchronoss Technologies, Inc........................  60,657   2,264,932
#   SYNNEX Corp..........................................  71,098   7,147,482
*   Synopsys, Inc........................................ 119,157   6,453,543
#*  Syntel, Inc.......................................... 102,098   4,626,060
*   Systemax, Inc........................................  27,440     245,588
*   Tableau Software, Inc. Class A.......................  13,760     777,578
#*  Take-Two Interactive Software, Inc................... 109,709   4,408,108
#*  Tangoe, Inc..........................................   6,869      55,570
    TE Connectivity, Ltd................................. 214,985  12,959,296
#*  Tech Data Corp.......................................  60,394   4,706,504
*   TechTarget, Inc......................................     800       7,296
*   Telenav, Inc.........................................  57,056     284,139

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Information Technology -- (Continued)
    TeleTech Holdings, Inc...............................  59,431 $ 1,696,161
#*  Teradata Corp........................................ 137,119   3,891,437
    Teradyne, Inc........................................ 319,883   6,317,689
    Tessco Technologies, Inc.............................   6,747      90,680
#   Tessera Technologies, Inc............................  86,195   2,770,307
    Texas Instruments, Inc............................... 556,753  38,833,522
*   TiVo, Inc............................................ 144,500   1,523,030
    Total System Services, Inc........................... 173,052   8,811,808
    TransAct Technologies, Inc...........................   5,192      39,771
    Travelport Worldwide, Ltd............................ 112,726   1,520,674
*   Travelzoo, Inc.......................................   2,163      22,063
#*  Trimble Navigation, Ltd.............................. 236,028   6,240,580
*   Trio-Tech International..............................   1,525       5,383
*   TSR, Inc.............................................     210       1,113
*   TTM Technologies, Inc................................ 162,664   1,618,507
#*  Twitter, Inc.........................................  87,704   1,459,395
#*  Tyler Technologies, Inc..............................  25,825   4,209,991
#*  Ubiquiti Networks, Inc............................... 104,734   4,683,704
#*  Ultimate Software Group, Inc. (The)..................  21,758   4,549,598
*   Ultra Clean Holdings, Inc............................  28,227     180,371
#*  Ultratech, Inc.......................................  55,663   1,360,404
#*  Unisys Corp..........................................  67,045     664,416
#*  Universal Display Corp...............................  21,899   1,551,325
*   Universal Security Instruments, Inc..................   1,135       3,575
#*  USA Technologies, Inc................................  15,296      72,197
*   Vantiv, Inc. Class A................................. 159,537   8,737,841
*   VASCO Data Security International, Inc...............  18,023     301,164
#*  Veeco Instruments, Inc...............................  64,994   1,089,949
#*  VeriFone Systems, Inc................................ 150,191   2,877,660
*   Verint Systems, Inc..................................  42,100   1,484,867
#*  VeriSign, Inc........................................  58,937   5,104,534
#*  ViaSat, Inc..........................................  67,814   5,006,708
#*  Viavi Solutions, Inc................................. 291,852   2,080,905
#*  Virtusa Corp.........................................  30,573     831,586
#   Visa, Inc. Class A................................... 912,983  71,258,323
#   Vishay Intertechnology, Inc.......................... 174,612   2,327,578
#*  Vishay Precision Group, Inc..........................  12,209     160,548
#*  VMware, Inc. Class A.................................  21,646   1,579,725
#   Wayside Technology Group, Inc........................   2,300      41,676
*   Web.com Group, Inc...................................  99,706   1,880,455
#*  WebMD Health Corp....................................  47,294   2,885,407
*   Westell Technologies, Inc. Class A...................  44,422      24,432
#   Western Digital Corp................................. 148,248   7,043,262
#   Western Union Co. (The).............................. 378,295   7,565,900
#*  WEX, Inc.............................................  55,892   5,235,963
*   Wireless Telecom Group, Inc..........................   3,316       4,841
#*  Workday, Inc. Class A................................  27,279   2,273,432
*   Xcerra Corp..........................................  51,972     317,029
    Xerox Corp........................................... 911,875   9,392,312
    Xilinx, Inc.......................................... 188,062   9,606,207
*   XO Group, Inc........................................  37,879     690,534
*   Yahoo!, Inc.......................................... 407,746  15,571,820
*   Yelp, Inc............................................   6,262     201,449

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                         ------- --------------
Information Technology -- (Continued)
#*  Zebra Technologies Corp. Class A....................  39,805 $    2,110,063
*   Zedge, Inc. Class B.................................  13,473         56,048
*   Zillow Group, Inc. Class A..........................  65,799      2,593,139
#*  Zillow Group, Inc. Class C..........................  62,996      2,472,593
*   Zix Corp............................................  61,620        250,177
*   Zynga, Inc. Class A................................. 943,693      2,708,399
                                                                 --------------
Total Information Technology............................          2,802,111,705
                                                                 --------------
Materials -- (4.2%)
    A Schulman, Inc.....................................  40,936      1,199,834
#*  A. M. Castle & Co...................................  20,061         27,885
    AEP Industries, Inc.................................  11,743        944,842
    Air Products & Chemicals, Inc.......................  97,998     14,642,861
*   AK Steel Holding Corp...............................  99,561        653,120
#   Albemarle Corp...................................... 122,403     10,302,661
#   Alcoa, Inc.......................................... 830,395      8,818,795
#   Allegheny Technologies, Inc......................... 119,782      2,133,317
*   American Biltrite, Inc..............................      17          4,038
    American Vanguard Corp..............................  47,804        711,324
    Ampco-Pittsburgh Corp...............................   7,591        100,277
#   AptarGroup, Inc..................................... 100,913      7,889,378
    Ashland, Inc........................................  67,648      7,660,460
    Avery Dennison Corp................................. 129,457     10,083,406
#*  Axalta Coating Systems, Ltd......................... 188,294      5,375,794
    Axiall Corp.........................................  80,004      2,612,131
#   Balchem Corp........................................  43,092      2,752,286
#   Ball Corp........................................... 110,454      7,805,784
    Bemis Co., Inc...................................... 158,198      8,074,426
*   Berry Plastics Group, Inc........................... 143,262      5,873,742
*   Boise Cascade Co....................................  66,843      1,816,124
    Cabot Corp..........................................  73,543      3,580,809
    Calgon Carbon Corp..................................  77,833      1,074,095
#   Carpenter Technology Corp...........................  68,155      2,675,084
    Celanese Corp. Series A............................. 138,390      8,776,694
#*  Century Aluminum Co................................. 104,407        792,449
    CF Industries Holdings, Inc......................... 324,429      8,006,908
    Chase Corp..........................................   9,419        570,697
    Chemours Co. (The)..................................  77,495        720,703
*   Chemtura Corp....................................... 118,589      3,331,165
*   Clearwater Paper Corp...............................  29,865      1,878,807
#*  Cliffs Natural Resources, Inc.......................  16,723        132,279
*   Codexis, Inc........................................   5,607         24,390
*   Coeur Mining, Inc................................... 182,225      2,791,687
#   Commercial Metals Co................................ 196,558      3,251,069
#   Compass Minerals International, Inc.................  63,428      4,413,955
#*  Contango ORE, Inc...................................     833         10,454
*   Core Molding Technologies, Inc......................  12,521        199,334
*   Crown Holdings, Inc................................. 113,384      6,005,950
#   Deltic Timber Corp..................................   9,215        635,098
    Domtar Corp......................................... 103,576      4,077,787
    Dow Chemical Co. (The).............................. 592,463     31,797,489
    Eagle Materials, Inc................................  75,920      6,373,484
    Eastman Chemical Co................................. 220,101     14,357,188

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Materials -- (Continued)
    Ecolab, Inc..........................................   118,239 $13,997,133
    EI du Pont de Nemours & Co...........................   376,704  26,056,616
*   Ferro Corp...........................................   143,170   1,855,483
    Ferroglobe P.L.C.....................................    73,494     684,964
#*  Flotek Industries, Inc...............................    48,593     690,021
#   FMC Corp.............................................    83,865   3,986,942
#   Freeport-McMoRan, Inc................................ 1,097,864  14,228,317
    Friedman Industries, Inc.............................     5,521      31,801
    FutureFuel Corp......................................    42,155     483,096
*   GCP Applied Technologies, Inc........................    62,027   1,707,603
    Graphic Packaging Holding Co.........................   631,290   8,610,796
#   Greif, Inc. Class A..................................    43,837   1,759,179
#   Greif, Inc. Class B..................................    14,528     769,548
*   Handy & Harman, Ltd..................................       900      25,083
#   Hawkins, Inc.........................................    13,707     585,837
#   Haynes International, Inc............................    16,009     608,022
    HB Fuller Co.........................................    80,285   3,738,070
*   Headwaters, Inc......................................   163,487   3,251,756
#   Hecla Mining Co......................................   450,566   2,924,173
    Huntsman Corp........................................   450,818   6,969,646
*   Ingevity Corp........................................    38,178   1,461,072
    Innophos Holdings, Inc...............................    31,781   1,368,490
    Innospec, Inc........................................    37,220   1,871,049
#   International Flavors & Fragrances, Inc..............    50,655   6,749,779
    International Paper Co...............................   608,929  27,895,037
#*  Intrepid Potash, Inc.................................    65,369      84,326
    Kaiser Aluminum Corp.................................    20,375   1,688,069
    KapStone Paper and Packaging Corp....................   166,135   2,372,408
    KMG Chemicals, Inc...................................    15,845     435,579
*   Koppers Holdings, Inc................................    42,796   1,353,210
*   Kraton Performance Polymers, Inc.....................    59,290   1,773,364
#   Kronos Worldwide, Inc................................    56,104     316,988
*   Louisiana-Pacific Corp...............................   196,686   3,973,057
#*  LSB Industries, Inc..................................    47,327     548,047
    LyondellBasell Industries NV Class A.................   223,952  16,854,628
    Martin Marietta Materials, Inc.......................    54,252  10,994,168
    Materion Corp........................................    41,660   1,100,241
#   McEwen Mining, Inc...................................   136,545     606,260
    Mercer International, Inc............................    78,872     622,300
    Minerals Technologies, Inc...........................    52,280   3,411,793
    Monsanto Co..........................................   249,633  26,653,315
#   Mosaic Co. (The).....................................   287,464   7,761,528
    Myers Industries, Inc................................    61,318     916,704
    Neenah Paper, Inc....................................    28,158   2,123,958
#   NewMarket Corp.......................................    14,566   6,233,374
    Newmont Mining Corp..................................   445,947  19,621,668
*   Northern Technologies International Corp.............     2,180      30,651
    Nucor Corp...........................................   279,683  15,002,196
#   Olin Corp............................................   403,295   8,428,865
    Olympic Steel, Inc...................................    21,508     616,419
*   OMNOVA Solutions, Inc................................    38,468     364,292
*   Owens-Illinois, Inc..................................   300,040   5,637,752
    Packaging Corp. of America...........................   174,117  13,004,799

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                          SHARES     VALUE+
                                                          ------- ------------
Materials -- (Continued)
            PH Glatfelter Co.............................  57,610 $  1,190,223
#*          Platform Specialty Products Corp............. 245,807    2,261,424
            PolyOne Corp................................. 137,111    4,808,483
            PPG Industries, Inc.......................... 127,020   13,300,264
            Praxair, Inc................................. 167,632   19,535,833
            Quaker Chemical Corp.........................  18,972    1,814,862
            Rayonier Advanced Materials, Inc.............  37,031      509,917
            Reliance Steel & Aluminum Co................. 102,577    8,046,140
#*          Rentech, Inc.................................  15,356       39,311
#*          Resolute Forest Products, Inc................   8,001       44,166
#           Royal Gold, Inc..............................  83,577    7,065,600
            RPM International, Inc....................... 148,917    8,080,236
*           Ryerson Holding Corp.........................  17,067      246,447
            Schnitzer Steel Industries, Inc. Class A.....  57,383    1,118,395
            Schweitzer-Mauduit International, Inc........  45,698    1,727,841
#           Scotts Miracle-Gro Co. (The) Class A......... 117,829    8,689,889
            Sealed Air Corp.............................. 162,778    7,679,866
            Sensient Technologies Corp...................  54,491    4,023,071
            Sherwin-Williams Co. (The)...................  44,607   13,370,056
#           Silgan Holdings, Inc......................... 113,292    5,617,017
            Sonoco Products Co........................... 178,723    9,102,362
#           Southern Copper Corp.........................  73,734    1,916,347
            Steel Dynamics, Inc.......................... 289,854    7,773,884
            Stepan Co....................................  31,884    2,050,460
#*          Stillwater Mining Co......................... 196,364    3,004,369
            SunCoke Energy, Inc.......................... 100,518      766,952
#           Synalloy Corp................................   4,755       36,281
            TimkenSteel Corp.............................  66,747      668,805
#*          Trecora Resources............................  15,645      178,822
            Tredegar Corp................................  17,271      305,697
            Trinseo SA...................................  84,842    4,224,283
            Tronox, Ltd. Class A.........................  74,433      483,070
            United States Lime & Minerals, Inc...........   4,011      252,693
#           United States Steel Corp..................... 195,092    5,363,079
*           Universal Stainless & Alloy Products, Inc....   5,675       66,341
#*          US Concrete, Inc.............................  38,889    2,508,340
#           Valhi, Inc...................................  66,024      122,805
            Valspar Corp. (The)..........................  66,904    7,123,269
            Vulcan Materials Co.......................... 109,356   13,557,957
#           Westlake Chemical Corp....................... 110,933    5,074,075
            WestRock Co.................................. 157,468    6,756,952
#           Worthington Industries, Inc..................  75,774    3,357,546
            WR Grace & Co................................  62,027    4,643,961
                                                                  ------------
Total Materials..........................................          678,306,923
                                                                  ------------
Other -- (0.0%)
(degrees)*  Concord Camera Corp. Escrow Shares...........     405           --
(degrees)*  Gerber Scientific, Inc. Escrow Shares........  15,579           --

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Other -- (Continued)
(degrees)*  Softbrands, Inc. Escrow Shares..............     3,200 $         --
                                                                   ------------
Total Other.............................................                     --
                                                                   ------------
Real Estate Investment Trusts -- (0.0%)
            Forest City Realty Trust, Inc. Class B......     4,615      109,468
                                                                   ------------
Telecommunication Services -- (2.5%)
*           Alaska Communications Systems Group, Inc....    30,523       50,668
            AT&T, Inc................................... 3,783,902  163,805,117
            ATN International, Inc......................    20,718    1,523,187
#*          Boingo Wireless, Inc........................    59,265      542,867
#           CenturyLink, Inc............................   831,497   26,142,266
*           Cincinnati Bell, Inc........................   359,888    1,799,440
#           Cogent Communications Holdings, Inc.........    81,278    3,473,009
#           Consolidated Communications Holdings,
              Inc.......................................    89,826    2,510,637
*           FairPoint Communications, Inc...............     9,361      151,555
#           Frontier Communications Corp................   771,356    4,011,051
*           General Communication, Inc. Class A.........    77,662    1,195,218
            IDT Corp. Class B...........................    41,019      625,950
            Inteliquent, Inc............................    70,968    1,458,392
*           Intelsat SA.................................     9,450       21,735
#*          Iridium Communications, Inc.................    57,785      518,909
*           Level 3 Communications, Inc.................   221,563   11,211,088
#*          Lumos Networks Corp.........................    24,438      285,925
#*          ORBCOMM, Inc................................    82,971      878,663
*           SBA Communications Corp. Class A............    76,978    8,852,470
            Shenandoah Telecommunications Co............   105,144    4,319,315
            Spok Holdings, Inc..........................    22,770      420,790
#*          Sprint Corp.................................   736,287    4,520,802
#*          Straight Path Communications, Inc.
              Class B...................................     5,292       96,526
*           T-Mobile US, Inc............................   182,123    8,439,580
            Telephone & Data Systems, Inc...............   162,089    5,104,183
*           United States Cellular Corp.................    32,720    1,323,524
            Verizon Communications, Inc................. 2,600,726  144,106,228
*           Vonage Holdings Corp........................   252,470    1,497,147
            Windstream Holdings, Inc....................   160,329    1,492,663
                                                                   ------------
Total Telecommunication Services........................            400,378,905
                                                                   ------------
Utilities -- (3.1%)
            AES Corp....................................   386,774    4,776,659
            ALLETE, Inc.................................    69,069    4,410,056
            Alliant Energy Corp.........................   127,694    5,139,684
            Ameren Corp.................................   120,526    6,320,383
            American Electric Power Co., Inc............   194,097   13,450,922
            American States Water Co....................    55,983    2,418,466
#           American Water Works Co., Inc...............    91,551    7,560,282
#           Aqua America, Inc...........................   220,613    7,642,034
            Artesian Resources Corp. Class A............     6,342      216,199
            Atmos Energy Corp...........................   127,853   10,201,391
#           Avangrid, Inc...............................    64,511    2,912,027
#           Avista Corp.................................    89,493    3,892,946
            Black Hills Corp............................    72,521    4,572,449
#           California Water Service Group..............    72,055    2,430,415

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Utilities -- (Continued)
*   Calpine Corp......................................... 596,441 $ 8,195,099
    CenterPoint Energy, Inc.............................. 194,478   4,651,914
    Chesapeake Utilities Corp............................  22,302   1,428,889
    CMS Energy Corp...................................... 143,790   6,496,432
    Connecticut Water Service, Inc.......................  19,211     980,722
#   Consolidated Edison, Inc............................. 135,135  10,821,611
#   Consolidated Water Co., Ltd..........................  12,219     164,101
    Delta Natural Gas Co., Inc...........................   3,458      91,257
#   Dominion Resources, Inc.............................. 249,514  19,467,082
    DTE Energy Co........................................  91,035   8,877,733
    Duke Energy Corp..................................... 282,254  24,158,120
#*  Dynegy, Inc.......................................... 165,109   2,498,099
    Edison International................................. 124,310   9,619,108
    El Paso Electric Co..................................  59,182   2,821,798
    Empire District Electric Co. (The)...................  57,328   1,933,673
    Entergy Corp.........................................  91,995   7,487,473
    Eversource Energy.................................... 159,328   9,319,095
    Exelon Corp.......................................... 361,814  13,488,426
    FirstEnergy Corp..................................... 224,024   7,822,918
    Gas Natural, Inc.....................................   3,269      23,210
    Genie Energy, Ltd. Class B...........................  16,745     107,503
    Great Plains Energy, Inc............................. 213,824   6,367,679
    Hawaiian Electric Industries, Inc....................  99,816   3,099,287
#   IDACORP, Inc.........................................  70,392   5,691,193
    ITC Holdings Corp.................................... 205,353   9,497,576
#   MDU Resources Group, Inc............................. 270,058   6,494,895
#   MGE Energy, Inc......................................  47,585   2,671,898
    Middlesex Water Co...................................  17,835     736,764
#   National Fuel Gas Co................................. 118,249   6,682,251
    New Jersey Resources Corp............................ 121,326   4,518,180
    NextEra Energy, Inc.................................. 189,325  24,288,504
    NiSource, Inc........................................ 400,709  10,282,193
    Northwest Natural Gas Co.............................  41,376   2,686,957
#   NorthWestern Corp....................................  67,192   4,081,242
#   NRG Energy, Inc...................................... 431,054   5,965,787
    NRG Yield, Inc. Class A..............................  46,897     805,690
#   NRG Yield, Inc. Class C..............................  85,077   1,526,281
#   OGE Energy Corp...................................... 213,324   6,862,633
    ONE Gas, Inc.........................................  73,172   4,753,253
#   Ormat Technologies, Inc..............................  43,734   1,996,020
#   Otter Tail Corp......................................  51,394   1,791,081
#   Pattern Energy Group, Inc............................ 100,143   2,440,485
    PG&E Corp............................................ 194,241  12,419,770
    Piedmont Natural Gas Co., Inc........................ 101,583   6,074,663
    Pinnacle West Capital Corp...........................  62,138   4,900,824
    PNM Resources, Inc................................... 109,931   3,777,229
#   Portland General Electric Co......................... 123,395   5,388,660
    PPL Corp............................................. 254,619   9,601,682
    Public Service Enterprise Group, Inc................. 188,124   8,655,585
    Questar Corp......................................... 231,125   5,817,416
    RGC Resources, Inc...................................   1,530      37,715
    SCANA Corp...........................................  71,429   5,352,889
    Sempra Energy........................................  89,961  10,064,837

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                      SHARES        VALUE+
                                                    ----------- ---------------
Utilities -- (Continued)
            SJW Corp...............................      29,979 $     1,269,910
            South Jersey Industries, Inc...........     109,354       3,486,206
            Southern Co. (The).....................     379,577      20,307,369
            Southwest Gas Corp.....................      66,086       5,121,665
#           Spark Energy, Inc. Class A.............       9,350         231,787
#           Spire, Inc.............................      63,363       4,397,392
*           Talen Energy Corp......................      72,820         990,352
            UGI Corp...............................     272,705      12,342,628
            Unitil Corp............................      23,172       1,013,543
            Vectren Corp...........................     115,429       5,971,142
#           WEC Energy Group, Inc..................     169,138      10,978,748
            Westar Energy, Inc.....................     168,421       9,359,155
            WGL Holdings, Inc......................      69,031       4,886,704
            Xcel Energy, Inc.......................     239,387      10,528,240
#           York Water Co. (The)...................      13,020         409,349
                                                                ---------------
Total Utilities....................................                 493,023,485
                                                                ---------------
TOTAL COMMON STOCKS................................              14,715,094,723
                                                                ---------------
PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
(degrees)*  Enron TOPRS Escrow Shares..............         666              --
                                                                ---------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)*  Capital Bank Corp. Contingent Value
              Rights...............................         988              --
(degrees)*  Community Health Systems, Inc.
              Contingent Value Rights..............     216,226             908
(degrees)*  Dyax Corp. Contingent Value Rights.....      53,451          59,331
(degrees)*  Leap Wireless International, Inc.
              Contingent Value Rights..............      51,554              --
(degrees)*  Safeway Casa Ley Contingent Value
              Rights...............................     213,913         217,100
(degrees)*  Safeway PDC, LLC Contingent Value
              Rights...............................     213,913          10,439
TOTAL RIGHTS/WARRANTS..............................                     287,778
                                                                ---------------

                                                       FACE
                                                      AMOUNT
                                                      (000)
                                                    -----------
BONDS -- (0.0%)
Financials -- (0.0%)
(degrees)   Capital Properties, Inc., 5.000%.......         486             483
                                                                ---------------
TOTAL INVESTMENT SECURITIES........................              14,715,382,984
                                                                ---------------

                                                      SHARES
                                                    -----------
TEMPORARY CASH INVESTMENTS -- (1.0%)
            State Street Institutional Liquid
              Reserves, 0.457%..................... 154,850,677     154,850,677
                                                                ---------------
SECURITIES LENDING COLLATERAL -- (7.9%)
(S)@        DFA Short Term Investment Fund......... 110,925,517   1,283,408,234
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $12,375,767,248)^^.........................             $16,153,641,895
                                                                ===============

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                         ------------------------------------------------------
                             LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                         --------------- -------------- ------- ---------------
Common Stocks
   Consumer
     Discretionary...... $ 2,357,380,946 $          900   --    $ 2,357,381,846
   Consumer Staples.....   1,279,240,718             --   --      1,279,240,718
   Energy...............     871,581,185             --   --        871,581,185
   Financials...........   2,079,473,717             --   --      2,079,473,717
   Health Care..........   1,808,860,926             --   --      1,808,860,926
   Industrials..........   1,944,625,845             --   --      1,944,625,845
   Information
     Technology.........   2,802,111,705             --   --      2,802,111,705
   Materials............     678,306,923             --   --        678,306,923
   Other................              --             --   --                 --
   Real Estate
     Investment
     Trusts.............         109,468             --   --            109,468
   Telecommunication
     Services...........     400,378,905             --   --        400,378,905
   Utilities............     493,023,485             --   --        493,023,485
Preferred Stocks
   Other................              --             --   --                 --
Rights/Warrants.........              --        287,778   --            287,778
Bonds
   Financials...........              --            483   --                483
Temporary Cash
  Investments...........     154,850,677             --   --        154,850,677
Securities Lending
  Collateral............              --  1,283,408,234   --      1,283,408,234
Futures Contracts**.....       3,511,860             --   --          3,511,860
                         --------------- --------------   --    ---------------
TOTAL................... $14,873,456,360 $1,283,697,395   --    $16,157,153,755
                         =============== ==============   ==    ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                         U.S. CORE EQUITY 2 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                           SHARES    VALUE+
                                                           ------- -----------
 COMMON STOCKS -- (89.8%)

 Consumer Discretionary -- (13.3%)
 *   1-800-Flowers.com, Inc. Class A...................... 108,326 $   989,016
     A.H. Belo Corp. Class A..............................  28,956     149,703
     Aaron's, Inc......................................... 181,077   4,336,794
     Abercrombie & Fitch Co. Class A...................... 127,277   2,635,907
     Advance Auto Parts, Inc..............................  73,669  12,513,416
 *   Amazon.com, Inc......................................  79,998  60,703,282
     AMC Entertainment Holdings, Inc. Class A.............  47,552   1,398,980
 #*  AMC Networks, Inc. Class A...........................  77,373   4,283,369
     AMCON Distributing Co................................     668      60,491
 #*  America's Car-Mart, Inc..............................  18,481     648,313
 *   American Axle & Manufacturing Holdings, Inc.......... 187,299   3,260,876
 #   American Eagle Outfitters, Inc....................... 551,664   9,885,819
 *   American Public Education, Inc.......................  39,638   1,135,232
 *   Apollo Education Group, Inc.......................... 306,618   2,756,496
     Aramark.............................................. 301,168  10,796,873
 #   Arctic Cat, Inc......................................  29,664     463,055
     Ark Restaurants Corp.................................   4,916     114,051
 *   Asbury Automotive Group, Inc.........................  99,489   6,048,931
 #*  Ascena Retail Group, Inc............................. 514,817   4,185,462
 #*  Ascent Capital Group, Inc. Class A...................  22,497     382,899
 #   Autoliv, Inc.........................................  96,635  10,223,983
 #*  AutoNation, Inc...................................... 173,630   9,263,161
 *   AutoZone, Inc........................................   9,128   7,429,918
 *   Ballantyne Strong, Inc...............................  17,770      92,759
 *   Barnes & Noble Education, Inc........................ 130,174   1,504,811
     Barnes & Noble, Inc.................................. 235,166   3,075,971
 #   Bassett Furniture Industries, Inc....................  14,448     373,192
     Beasley Broadcast Group, Inc. Class A................   8,562      45,379
 #*  Beazer Homes USA, Inc................................  22,402     214,835
 #*  bebe stores, Inc.....................................  33,460      26,430
 #   Bed Bath & Beyond, Inc............................... 301,767  13,564,427
 *   Belmond, Ltd. Class A................................ 294,548   3,384,357
 #   Best Buy Co., Inc.................................... 498,130  16,737,168
     Big 5 Sporting Goods Corp............................  53,318     563,038
 #   Big Lots, Inc........................................ 201,648  10,723,641
 *   Biglari Holdings, Inc................................     575     238,688
 #*  BJ's Restaurants, Inc................................  77,290   3,001,944
     Bloomin' Brands, Inc................................. 479,337   8,618,479
 #   Blue Nile, Inc.......................................  23,919     695,086
 #   Bob Evans Farms, Inc.................................  67,117   2,468,563
 #   Bon-Ton Stores, Inc. (The)...........................  26,063      38,834
 #   BorgWarner, Inc...................................... 277,215   9,197,994
     Bowl America, Inc. Class A...........................   3,937      57,165
 #*  Boyd Gaming Corp.....................................  77,977   1,529,129
 *   Bravo Brio Restaurant Group, Inc.....................  59,705     490,775
 *   Bridgepoint Education, Inc........................... 113,696     810,652
 *   Bright Horizons Family Solutions, Inc................  79,449   5,328,644
 #   Brinker International, Inc...........................  85,112   4,012,180
     Brunswick Corp....................................... 204,871  10,165,699
 #   Buckle, Inc. (The)...................................  38,775   1,062,047
 #*  Buffalo Wild Wings, Inc..............................  54,005   9,070,680

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Consumer Discretionary -- (Continued)
*   Build-A-Bear Workshop, Inc..........................    67,264 $    916,808
*   Burlington Stores, Inc..............................    77,183    5,905,271
*   Cabela's, Inc.......................................   185,451    9,574,835
#   Cable One, Inc......................................    13,616    7,133,150
#   CalAtlantic Group, Inc..............................   242,571    8,783,496
    Caleres, Inc........................................   124,053    3,265,075
    Callaway Golf Co....................................   221,152    2,366,326
*   Cambium Learning Group, Inc.........................    82,206      397,877
    Canterbury Park Holding Corp........................     5,270       57,443
    Capella Education Co................................    45,206    2,706,483
*   Career Education Corp...............................   235,562    1,627,733
#*  CarMax, Inc.........................................   270,983   15,787,470
*   Carmike Cinemas, Inc................................    58,271    1,795,912
    Carnival Corp.......................................   225,729   10,546,059
#   Carriage Services, Inc..............................    41,292    1,003,809
*   Carrols Restaurant Group, Inc.......................   148,542    1,798,844
    Carter's, Inc.......................................    93,375    9,454,219
    Cato Corp. (The) Class A............................    72,857    2,606,095
#*  Cavco Industries, Inc...............................    19,715    1,959,277
    CBS Corp. Class A...................................    14,126      776,930
    CBS Corp. Class B...................................   287,701   15,023,746
#*  Central European Media Enterprises, Ltd. Class A....    18,678       43,146
*   Charles & Colvard, Ltd..............................    29,159       29,451
*   Charter Communications, Inc. Class A................   133,930   31,456,139
#   Cheesecake Factory, Inc. (The)......................   173,768    8,989,019
*   Cherokee, Inc.......................................    12,360      129,038
    Chico's FAS, Inc....................................   385,096    4,625,003
#   Children's Place, Inc. (The)........................    63,677    5,322,124
#*  Chipotle Mexican Grill, Inc.........................     8,940    3,790,471
    Choice Hotels International, Inc....................    62,499    3,018,077
*   Christopher & Banks Corp............................    66,361      134,713
    Churchill Downs, Inc................................    10,367    1,359,425
#*  Chuy's Holdings, Inc................................    58,289    1,965,505
    Cinemark Holdings, Inc..............................   305,466   11,485,522
    Citi Trends, Inc....................................    45,840      764,611
#   Clear Channel Outdoor Holdings, Inc. Class A........    55,873      390,552
    ClubCorp Holdings, Inc..............................   148,434    2,152,293
#   Coach, Inc..........................................   272,948   11,766,788
#   Collectors Universe, Inc............................     8,599      184,965
    Columbia Sportswear Co..............................   119,398    6,835,536
    Comcast Corp. Class A............................... 2,640,304  177,560,444
#*  Conn's, Inc.........................................    56,833      404,083
    Cooper Tire & Rubber Co.............................   192,743    6,358,592
*   Cooper-Standard Holding, Inc........................    16,128    1,420,070
    Core-Mark Holding Co., Inc..........................   125,356    6,137,430
#   Cracker Barrel Old Country Store, Inc...............    60,179    9,472,776
#*  Crocs, Inc..........................................   168,395    1,907,915
    CSS Industries, Inc.................................     8,600      226,266
    CST Brands, Inc.....................................   232,821   10,411,755
    Culp, Inc...........................................    40,069    1,143,169
*   Cumulus Media, Inc. Class A.........................   140,245       53,630
    Dana Holding Corp...................................   467,227    6,372,976
    Darden Restaurants, Inc.............................   200,514   12,343,642

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Consumer Discretionary -- (Continued)
#*  Dave & Buster's Entertainment, Inc...................    22,908 $ 1,019,406
*   Deckers Outdoor Corp.................................    83,508   5,512,363
*   Del Frisco's Restaurant Group, Inc...................    29,868     445,631
#*  Del Taco Restaurants, Inc............................    10,667     112,110
    Delphi Automotive P.L.C..............................    61,534   4,173,236
*   Delta Apparel, Inc...................................    15,491     370,080
*   Denny's Corp.........................................   140,108   1,563,605
    Destination Maternity Corp...........................    23,762     133,542
#*  Destination XL Group, Inc............................   166,505     859,166
#   DeVry Education Group, Inc...........................   139,075   3,097,200
*   Diamond Resorts International, Inc...................   122,597   3,699,977
    Dick's Sporting Goods, Inc...........................   262,198  13,448,135
#   Dillard's, Inc. Class A..............................   112,391   7,606,623
    DineEquity, Inc......................................    76,835   6,252,064
#*  Discovery Communications, Inc. Class A...............   243,726   6,115,085
*   Discovery Communications, Inc. Class B...............     1,502      39,608
#*  Discovery Communications, Inc. Class C...............   278,534   6,835,224
*   DISH Network Corp. Class A...........................    48,643   2,598,509
*   Dixie Group, Inc. (The)..............................    15,615      57,776
    Dollar General Corp..................................   193,550  18,336,927
*   Dollar Tree, Inc.....................................   173,205  16,677,909
    Domino's Pizza, Inc..................................    68,994  10,162,816
#*  Dorman Products, Inc.................................    78,752   5,016,502
    Dover Motorsports, Inc...............................     9,156      19,228
    DR Horton, Inc.......................................   317,505  10,439,564
*   DreamWorks Animation SKG, Inc. Class A...............   145,676   5,968,346
    Drew Industries, Inc.................................    80,072   7,335,396
#   DSW, Inc. Class A....................................   202,007   4,900,690
#   Dunkin' Brands Group, Inc............................   117,288   5,314,319
    Educational Development Corp.........................     3,809      51,193
*   Eldorado Resorts, Inc................................    20,339     293,899
*   Emerson Radio Corp...................................    26,350      17,262
    Entercom Communications Corp. Class A................    45,939     671,169
#   Entravision Communications Corp. Class A.............   227,920   1,654,699
#   Escalade, Inc........................................    12,111     129,951
#   Ethan Allen Interiors, Inc...........................    68,846   2,391,022
*   EVINE Live, Inc......................................    82,152     155,267
#*  EW Scripps Co. (The) Class A.........................   161,857   2,745,095
#   Expedia, Inc.........................................    93,079  10,857,665
*   Express, Inc.........................................   296,365   4,433,620
#*  Famous Dave's of America, Inc........................    10,924      63,468
#*  Federal-Mogul Holdings Corp..........................   149,931   1,325,390
#*  Fiesta Restaurant Group, Inc.........................    46,951   1,048,885
#   Finish Line, Inc. (The) Class A......................   120,957   2,628,396
#*  Five Below, Inc......................................    95,462   4,869,517
    Flanigan's Enterprises, Inc..........................     1,000      23,770
    Flexsteel Industries, Inc............................    10,471     430,358
    Foot Locker, Inc.....................................   255,692  15,244,357
    Ford Motor Co........................................ 3,747,421  47,442,350
#*  Fossil Group, Inc....................................    79,097   2,499,465
#*  Fox Factory Holding Corp.............................   120,639   2,315,062
*   Francesca's Holdings Corp............................   135,742   1,725,281
#   Fred's, Inc. Class A.................................   124,227   1,973,967

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Consumer Discretionary -- (Continued)
*   FTD Cos., Inc........................................    49,424 $ 1,250,921
*   Full House Resorts, Inc..............................    19,925      35,666
#*  G-III Apparel Group, Ltd.............................   113,694   4,551,171
#   GameStop Corp. Class A...............................   328,166  10,156,738
*   Gaming Partners International Corp...................     8,266      78,940
    Gannett Co., Inc.....................................   226,873   2,894,900
#   Gap, Inc. (The)......................................   385,489   9,941,761
#   Garmin, Ltd..........................................   147,695   8,024,269
    General Motors Co.................................... 1,384,409  43,664,260
#*  Genesco, Inc.........................................    53,583   3,719,732
#   Gentex Corp..........................................   786,702  13,901,024
#*  Gentherm, Inc........................................   121,561   4,079,587
#   Genuine Parts Co.....................................   144,636  14,787,585
#   GNC Holdings, Inc. Class A...........................   260,642   5,319,703
    Goodyear Tire & Rubber Co. (The).....................   411,702  11,803,496
#*  GoPro, Inc. Class A..................................   175,969   2,224,248
#*  Gordmans Stores, Inc.................................    12,089      14,507
    Graham Holdings Co. Class B..........................    11,916   5,996,608
#*  Grand Canyon Education, Inc..........................   160,390   6,746,003
*   Gray Television, Inc.................................   160,249   1,586,465
*   Gray Television, Inc. Class A........................     3,160      30,494
*   Green Brick Partners, Inc............................     5,108      36,062
    Group 1 Automotive, Inc..............................    66,734   4,158,863
#*  Groupon, Inc.........................................    34,173     164,714
#   Guess?, Inc..........................................   256,319   3,773,016
#   H&R Block, Inc.......................................   123,489   2,937,803
    Hanesbrands, Inc.....................................   188,700   5,030,742
#   Harley-Davidson, Inc.................................   232,916  12,325,915
    Harman International Industries, Inc.................    87,058   7,194,473
    Harte-Hanks, Inc.....................................   158,766     263,552
    Hasbro, Inc..........................................    52,585   4,271,480
    Haverty Furniture Cos., Inc..........................    41,148     758,358
    Haverty Furniture Cos., Inc. Class A.................     2,523      47,596
*   Helen of Troy, Ltd...................................    61,601   6,136,076
#*  hhgregg, Inc.........................................    53,331     110,928
#*  Hibbett Sports, Inc..................................    53,369   1,863,646
    Hilton Worldwide Holdings, Inc.......................   282,426   6,549,459
    Home Depot, Inc. (The)...............................   286,801  39,647,370
    Hooker Furniture Corp................................    17,966     415,554
*   Horizon Global Corp..................................    33,681     439,537
*   Houghton Mifflin Harcourt Co.........................   217,022   3,678,523
    HSN, Inc.............................................    82,540   4,222,746
#*  Hyatt Hotels Corp. Class A...........................    41,878   2,112,326
*   Iconix Brand Group, Inc..............................   111,831     805,183
#*  Installed Building Products, Inc.....................    33,757   1,209,513
#   International Game Technology P.L.C..................    62,054   1,296,929
    International Speedway Corp. Class A.................    72,723   2,455,856
    Interpublic Group of Cos., Inc. (The)................   401,667   9,262,441
    Interval Leisure Group, Inc..........................   243,979   4,386,742
*   Intrawest Resorts Holdings, Inc......................     1,250      18,175
#*  iRobot Corp..........................................    53,295   2,020,946
#*  Isle of Capri Casinos, Inc...........................    36,798     689,227
#*  ITT Educational Services, Inc........................    15,300      34,578

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Consumer Discretionary -- (Continued)
*           J Alexander's Holdings, Inc....................  19,556 $   187,151
            Jack in the Box, Inc...........................  60,844   5,378,001
#*          JAKKS Pacific, Inc.............................  27,534     253,863
#*          Jamba, Inc.....................................  24,893     268,844
#*          JC Penney Co., Inc............................. 617,468   5,964,741
            John Wiley & Sons, Inc. Class A................ 128,354   7,406,026
            John Wiley & Sons, Inc. Class B................   7,502     420,112
            Johnson Controls, Inc.......................... 438,413  20,131,925
            Johnson Outdoors, Inc. Class A.................  19,561     595,632
*           K12, Inc.......................................  75,693     937,079
#*          Kate Spade & Co................................  98,037   2,126,423
            KB Home........................................ 120,600   1,893,420
*           Kirkland's, Inc................................  64,140     977,494
#           Kohl's Corp.................................... 349,499  14,535,663
#*          Kona Grill, Inc................................  11,997     149,963
*           Koss Corp......................................   4,495       9,260
#           L Brands, Inc..................................  53,144   3,927,342
*           La Quinta Holdings, Inc........................ 156,433   1,935,076
            La-Z-Boy, Inc.................................. 153,317   4,633,240
*           Lakeland Industries, Inc.......................   7,818      79,275
#*          Lands' End, Inc................................  37,689     535,561
            Las Vegas Sands Corp........................... 123,731   6,266,975
(degrees)*  Lazare Kaplan International, Inc...............   3,667       2,063
            Lear Corp...................................... 122,791  13,930,639
#*          Lee Enterprises, Inc...........................  46,810      86,130
            Leggett & Platt, Inc...........................  80,409   4,227,101
#           Lennar Corp. Class A........................... 167,830   7,854,444
            Lennar Corp. Class B...........................  29,753   1,116,928
            Libbey, Inc....................................  97,178   1,816,257
#*          Liberty Braves Group Class A...................   9,515     156,902
*           Liberty Braves Group Class B...................     522       8,785
*           Liberty Braves Group Class C...................  19,527     312,041
*           Liberty Broadband Corp. Class A................  44,190   2,775,574
*           Liberty Broadband Corp. Class B................   1,306      88,246
#*          Liberty Broadband Corp. Class C................ 111,906   7,084,769
*           Liberty Interactive Corp., QVC Group Class A... 471,654  12,645,044
#*          Liberty Interactive Corp., QVC Group Class B...   1,143      31,713
*           Liberty Media Group Class A....................  23,788     539,988
*           Liberty Media Group Class B....................   1,306      36,437
#*          Liberty Media Group Class C....................  48,819   1,094,522
*           Liberty SiriusXM Group Class A.................  95,152   3,401,684
*           Liberty SiriusXM Group Class B.................   5,224     186,862
*           Liberty SiriusXM Group Class C................. 195,276   6,883,479
*           Liberty TripAdvisor Holdings, Inc. Class A..... 153,675   3,637,487
*           Liberty TripAdvisor Holdings, Inc. Class B.....   1,138      28,063
*           Liberty Ventures Series A...................... 238,793   9,004,884
            Lifetime Brands, Inc...........................  20,096     269,085
#           Lions Gate Entertainment Corp.................. 150,301   3,004,517
#           Lithia Motors, Inc. Class A....................  81,257   7,011,667
#*          Live Nation Entertainment, Inc................. 523,801  14,362,623
*           LKQ Corp....................................... 376,352  12,942,745
*           Loral Space & Communications, Inc..............  15,981     561,413
            Lowe's Cos., Inc............................... 315,012  25,919,187

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Consumer Discretionary -- (Continued)
*   Luby's, Inc..........................................    66,723 $   309,595
*   Lululemon Athletica, Inc.............................    43,212   3,355,412
#*  Lumber Liquidators Holdings, Inc.....................    34,916     524,787
*   M/I Homes, Inc.......................................    73,907   1,666,603
    Macy's, Inc..........................................   395,927  14,186,064
*   Madison Square Garden Co. (The) Class A..............    45,952   8,399,566
*   Malibu Boats, Inc. Class A...........................       811      11,062
    Marcus Corp. (The)...................................    30,027     665,098
    Marine Products Corp.................................    47,094     429,968
*   MarineMax, Inc.......................................    58,116   1,173,943
#   Marriott International, Inc. Class A.................    68,029   4,877,679
#   Marriott Vacations Worldwide Corp....................    78,683   6,003,513
#   Mattel, Inc..........................................   341,628  11,403,543
#*  Mattress Firm Holding Corp...........................    10,007     298,609
*   McClatchy Co. (The) Class A..........................    11,992     231,925
    McDonald's Corp......................................   283,387  33,340,481
#   MDC Holdings, Inc....................................   161,440   4,249,101
*   Media General, Inc...................................    96,518   1,697,752
#   Meredith Corp........................................   106,419   5,797,707
#*  Meritage Homes Corp..................................   130,185   4,737,432
*   MGM Resorts International............................   497,634  11,933,263
#*  Michael Kors Holdings, Ltd...........................   246,602  12,754,255
#*  Michaels Cos., Inc. (The)............................   110,728   2,918,790
*   Modine Manufacturing Co..............................   114,836   1,102,426
*   Mohawk Industries, Inc...............................    85,829  17,933,111
*   Monarch Casino & Resort, Inc.........................     9,826     229,241
#   Monro Muffler Brake, Inc.............................    74,824   4,685,479
*   Motorcar Parts of America, Inc.......................    48,352   1,355,307
    Movado Group, Inc....................................    33,112     748,000
*   MSG Networks, Inc. Class A...........................   125,055   2,007,133
*   Murphy USA, Inc......................................   156,978  12,030,794
    NACCO Industries, Inc. Class A.......................    13,182     741,751
*   Nathan's Famous, Inc.................................     8,385     407,259
    National CineMedia, Inc..............................   112,483   1,752,485
*   Nautilus, Inc........................................   127,899   2,409,617
#*  Netflix, Inc.........................................    54,587   4,981,064
#*  Nevada Gold & Casinos, Inc...........................     1,100       2,123
    New Media Investment Group, Inc......................     3,425      60,486
*   New York & Co., Inc..................................   111,142     206,724
#   New York Times Co. (The) Class A.....................   334,125   4,336,943
    Newell Brands, Inc...................................   202,181  10,606,415
    News Corp. Class A...................................   344,974   4,474,313
#   News Corp. Class B...................................   164,923   2,216,565
#   Nexstar Broadcasting Group, Inc. Class A.............    58,521   2,958,237
    NIKE, Inc. Class B...................................   244,528  13,571,304
*   Nobility Homes, Inc..................................     2,557      38,611
#   Nordstrom, Inc.......................................   126,183   5,581,074
#*  Norwegian Cruise Line Holdings, Ltd..................   247,620  10,548,612
    Nutrisystem, Inc.....................................    68,487   2,025,845
*   NVR, Inc.............................................     4,979   8,489,195
*   O'Reilly Automotive, Inc.............................    49,492  14,383,860
*   Office Depot, Inc.................................... 1,179,442   4,080,869
#   Omnicom Group, Inc...................................   127,104  10,459,388

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Consumer Discretionary -- (Continued)
    Outerwall, Inc.........................................  48,358 $ 2,546,532
#*  Overstock.com, Inc.....................................  22,248     362,642
    Oxford Industries, Inc.................................  57,040   3,261,547
    P&F Industries, Inc. Class A...........................   2,869      26,653
#*  Panera Bread Co. Class A...............................  49,463  10,848,225
#   Papa John's International, Inc.........................  72,472   5,359,304
#*  Papa Murphy's Holdings, Inc............................   2,107      14,749
#*  Penn National Gaming, Inc.............................. 100,413   1,508,203
    Penske Automotive Group, Inc........................... 248,845   9,859,239
*   Perfumania Holdings, Inc...............................   6,982      16,059
*   Perry Ellis International, Inc.........................  25,247     540,791
#   PetMed Express, Inc....................................  32,127     665,993
#   Pier 1 Imports, Inc.................................... 203,740   1,043,149
#*  Pinnacle Entertainment, Inc............................  85,467     933,300
#   Polaris Industries, Inc................................  35,388   3,494,565
    Pool Corp..............................................  68,372   6,993,088
#*  Popeyes Louisiana Kitchen, Inc.........................  42,369   2,426,896
*   Potbelly Corp..........................................   3,086      40,211
*   Priceline Group, Inc. (The)............................  13,769  18,599,303
#   PulteGroup, Inc........................................ 597,633  12,657,867
    PVH Corp...............................................  76,031   7,683,693
*   QEP Co., Inc...........................................     670      12,177
#*  Radio One, Inc. Class D................................  33,982     108,742
#   Ralph Lauren Corp......................................  67,278   6,599,299
    RCI Hospitality Holdings, Inc..........................  15,909     169,431
*   Reading International, Inc. Class A....................  19,874     273,268
*   Reading International, Inc. Class B....................     300       4,410
*   Red Lion Hotels Corp...................................  26,248     208,409
*   Red Robin Gourmet Burgers, Inc.........................  46,476   2,247,579
#   Regal Entertainment Group Class A...................... 169,349   3,983,089
*   Regis Corp.............................................  95,455   1,282,915
#   Rent-A-Center, Inc..................................... 103,534   1,118,167
#*  Restoration Hardware Holdings, Inc.....................  79,179   2,439,505
    Rocky Brands, Inc......................................  11,845     129,940
    Ross Stores, Inc....................................... 186,980  11,560,973
#   Royal Caribbean Cruises, Ltd........................... 234,684  17,000,509
*   Ruby Tuesday, Inc...................................... 132,636     535,849
    Ruth's Hospitality Group, Inc.......................... 126,908   2,026,721
#   Saga Communications, Inc. Class A......................   5,094     208,956
    Salem Media Group, Inc.................................  21,782     164,890
#*  Sally Beauty Holdings, Inc............................. 172,431   5,057,401
#   Scholastic Corp........................................  43,619   1,792,741
#   Scripps Networks Interactive, Inc. Class A.............  44,366   2,930,818
#   SeaWorld Entertainment, Inc............................ 309,408   4,764,883
#*  Select Comfort Corp.................................... 169,483   4,043,864
*   Sequential Brands Group, Inc...........................   4,342      35,300
#   Service Corp. International............................ 558,526  15,482,341
*   ServiceMaster Global Holdings, Inc..................... 223,558   8,457,199
#*  Shake Shack, Inc. Class A..............................   1,019      40,770
*   Shiloh Industries, Inc.................................  30,924     299,654
    Shoe Carnival, Inc.....................................  38,670   1,017,408
*   Shutterfly, Inc........................................  83,617   4,447,588
#   Signet Jewelers, Ltd................................... 107,218   9,425,534

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Consumer Discretionary -- (Continued)
#   Sinclair Broadcast Group, Inc. Class A................. 224,876 $ 6,256,050
#*  Sirius XM Holdings, Inc................................ 520,537   2,285,157
#   Six Flags Entertainment Corp........................... 121,738   6,864,806
*   Sizmek, Inc............................................  46,642     127,333
*   Skechers U.S.A., Inc. Class A.......................... 351,635   8,446,273
*   Skullcandy, Inc........................................  32,538     199,133
#*  Skyline Corp...........................................  10,884     100,350
#*  Smith & Wesson Holding Corp............................ 188,702   5,557,274
#   Sonic Automotive, Inc. Class A......................... 114,269   2,077,410
#   Sonic Corp.............................................  97,205   2,615,787
#   Sotheby's.............................................. 155,888   5,049,212
*   Spanish Broadcasting System, Inc. Class A..............   2,346       8,469
    Spartan Motors, Inc....................................  47,982     407,367
    Speedway Motorsports, Inc..............................  68,022   1,201,949
*   Sportsman's Warehouse Holdings, Inc....................  20,395     207,621
#   Stage Stores, Inc......................................  88,805     526,614
    Standard Motor Products, Inc...........................  60,155   2,522,901
*   Stanley Furniture Co., Inc.............................  15,342      37,588
    Staples, Inc........................................... 693,515   6,442,754
    Starbucks Corp......................................... 321,182  18,644,615
    Starwood Hotels & Resorts Worldwide, Inc...............  62,072   4,845,340
*   Starz Class A.......................................... 152,168   4,600,039
*   Starz Class B..........................................   5,024     155,342
#   Stein Mart, Inc........................................ 137,185   1,179,791
*   Steven Madden, Ltd..................................... 173,447   6,074,114
*   Stoneridge, Inc........................................  82,883   1,382,488
#   Strattec Security Corp.................................   5,021     223,937
#*  Strayer Education, Inc.................................  50,280   2,298,802
    Sturm Ruger & Co., Inc.................................  41,089   2,794,052
    Superior Industries International, Inc.................  46,522   1,421,712
    Superior Uniform Group, Inc............................  25,866     415,667
*   Sypris Solutions, Inc..................................  26,299      23,143
    Tailored Brands, Inc...................................  93,396   1,368,251
*   Tandy Leather Factory, Inc.............................  25,740     183,784
    Target Corp............................................ 395,060  29,759,870
*   Taylor Morrison Home Corp. Class A.....................  62,111   1,009,304
    TEGNA, Inc............................................. 420,854   9,216,703
#*  Tempur Sealy International, Inc........................  71,668   5,420,251
*   Tenneco, Inc........................................... 131,718   7,444,701
#*  Tesla Motors, Inc......................................  10,466   2,457,312
#   Texas Roadhouse, Inc................................... 171,921   8,118,110
    Thor Industries, Inc................................... 149,064  11,409,359
#   Tiffany & Co........................................... 170,627  11,008,854
#*  Tilly's, Inc. Class A..................................  15,774      89,754
    Time Warner, Inc....................................... 819,384  62,805,784
#   Time, Inc.............................................. 183,775   3,001,046
    TJX Cos., Inc. (The)................................... 152,101  12,429,694
#*  Toll Brothers, Inc..................................... 214,064   5,995,933
*   TopBuild Corp..........................................  26,609   1,004,756
    Tower International, Inc...............................  66,621   1,537,613
*   Town Sports International Holdings, Inc................  30,008      73,820
#   Tractor Supply Co......................................  95,125   8,718,206
*   Trans World Entertainment Corp.........................   1,798       6,383

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                         ------- --------------
Consumer Discretionary -- (Continued)
*   TRI Pointe Group, Inc............................... 238,365 $    3,206,009
#*  TripAdvisor, Inc....................................  53,030      3,710,509
#*  Tuesday Morning Corp................................  84,310        665,206
#*  Tumi Holdings, Inc.................................. 157,714      4,218,850
#   Tupperware Brands Corp..............................  55,332      3,468,210
    Twenty-First Century Fox, Inc. Class A.............. 545,865     14,541,844
    Twenty-First Century Fox, Inc. Class B.............. 219,448      5,931,679
*   Ulta Salon Cosmetics & Fragrance, Inc...............  39,676     10,363,768
#*  Under Armour, Inc. Class A..........................  48,716      1,922,333
*   Under Armour, Inc. Class C..........................  47,353      1,690,502
*   Unifi, Inc..........................................  29,133        787,465
*   Universal Electronics, Inc..........................  32,327      2,500,170
    Universal Technical Institute, Inc..................  35,790         84,822
*   Urban Outfitters, Inc............................... 330,347      9,877,375
*   US Auto Parts Network, Inc..........................  39,333        160,872
    Vail Resorts, Inc...................................  83,816     11,991,555
#*  Vera Bradley, Inc...................................  40,395        588,151
    VF Corp.............................................  98,656      6,159,094
#   Viacom, Inc. Class A................................   7,331        363,911
    Viacom, Inc. Class B................................ 434,597     19,761,126
*   Vista Outdoor, Inc.................................. 148,427      7,428,771
    Visteon Corp........................................ 111,275      7,799,265
#*  Vitamin Shoppe, Inc.................................  75,948      2,222,239
*   VOXX International Corp.............................  45,251        119,915
*   Walking Co. Holdings, Inc. (The)....................     329          1,546
    Walt Disney Co. (The)............................... 797,924     76,560,808
#*  WCI Communities, Inc................................  11,593        195,110
#*  Weight Watchers International, Inc..................  34,160        407,529
#   Wendy's Co. (The)................................... 860,065      8,308,228
#*  West Marine, Inc....................................  38,525        337,479
#   Weyco Group, Inc....................................  12,731        355,704
    Whirlpool Corp...................................... 113,975     21,924,231
#*  William Lyon Homes Class A..........................  28,318        491,317
#   Williams-Sonoma, Inc................................  84,104      4,548,344
#   Winmark Corp........................................   6,317        635,301
#   Winnebago Industries, Inc...........................  95,335      2,265,160
    Wolverine World Wide, Inc........................... 240,170      5,881,763
#   Wyndham Worldwide Corp.............................. 172,948     12,282,767
    Wynn Resorts, Ltd...................................  19,658      1,925,501
    Yum! Brands, Inc....................................  93,374      8,349,503
*   ZAGG, Inc...........................................  95,312        603,325
#*  Zumiez, Inc.........................................  83,902      1,424,656
                                                                 --------------
Total Consumer Discretionary............................          2,460,620,684
                                                                 --------------
Consumer Staples -- (6.8%)
#   Alico, Inc..........................................  13,299        393,384
*   Alliance One International, Inc.....................  18,445        319,098
    Altria Group, Inc................................... 431,680     29,224,736
    Andersons, Inc. (The)...............................  60,518      2,237,956
    Archer-Daniels-Midland Co........................... 367,614     16,572,039
#   Avon Products, Inc.................................. 563,728      2,294,373
#   B&G Foods, Inc...................................... 185,091      9,548,845
#*  Boston Beer Co., Inc. (The) Class A.................  16,062      2,937,419

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Consumer Staples -- (Continued)
#*  Bridgford Foods Corp.................................     7,329 $   100,407
#   Brown-Forman Corp. Class A...........................    19,344   2,043,887
#   Brown-Forman Corp. Class B...........................    31,515   3,094,458
    Bunge, Ltd...........................................   197,327  12,992,010
#   Cal-Maine Foods, Inc.................................   143,614   6,017,427
    Calavo Growers, Inc..................................    39,512   2,599,099
#   Campbell Soup Co.....................................   145,591   9,065,952
#   Casey's General Stores, Inc..........................   112,886  15,074,796
*   CCA Industries, Inc..................................     5,962      19,049
*   Central Garden & Pet Co..............................    26,310     638,281
*   Central Garden & Pet Co. Class A.....................    82,377   1,877,372
#*  Chefs' Warehouse, Inc. (The).........................    42,430     685,244
#   Church & Dwight Co., Inc.............................    80,822   7,939,953
    Clorox Co. (The).....................................    61,939   8,118,345
#   Coca-Cola Bottling Co. Consolidated..................    25,263   3,597,704
    Coca-Cola Co. (The).................................. 1,116,947  48,732,398
    Coca-Cola European Partners P.L.C....................   108,187   4,038,621
*   Coffee Holding Co., Inc..............................     5,400      30,996
    Colgate-Palmolive Co.................................   191,018  14,217,470
    ConAgra Foods, Inc...................................   216,983  10,146,125
    Constellation Brands, Inc. Class A...................    82,183  13,529,787
    Constellation Brands, Inc. Class B...................     5,100     845,937
    Costco Wholesale Corp................................   118,855  19,874,933
#   Coty, Inc. Class A...................................    48,823   1,311,874
#*  Craft Brew Alliance, Inc.............................    28,044     329,237
#*  Crimson Wine Group, Ltd..............................    24,913     211,013
    CVS Health Corp......................................   951,257  88,200,549
*   Darling Ingredients, Inc.............................   302,326   4,770,704
#   Dean Foods Co........................................   319,683   5,901,348
    Dr Pepper Snapple Group, Inc.........................   124,541  12,268,534
*   Edgewell Personal Care Co............................   137,832  11,661,965
#   Energizer Holdings, Inc..............................    63,090   3,251,028
    Estee Lauder Cos., Inc. (The) Class A................    44,234   4,109,339
*   Farmer Brothers Co...................................    38,550   1,182,328
#   Flowers Foods, Inc...................................   367,677   6,761,580
    Fresh Del Monte Produce, Inc.........................   129,685   7,372,592
    General Mills, Inc...................................   169,174  12,161,919
    Golden Enterprises, Inc..............................     9,888     117,173
#*  Hain Celestial Group, Inc. (The).....................   198,495  10,478,551
#*  Herbalife, Ltd.......................................    93,162   6,335,948
    Hershey Co. (The)....................................    23,910   2,648,272
#   Hormel Foods Corp....................................   324,143  12,106,741
*   HRG Group, Inc.......................................   229,371   3,415,334
    Ingles Markets, Inc. Class A.........................    38,682   1,502,022
    Ingredion, Inc.......................................   161,694  21,544,108
#   Inter Parfums, Inc...................................    57,797   1,880,714
#*  Inventure Foods, Inc.................................    11,729     101,104
#   J&J Snack Foods Corp.................................    51,381   6,248,443
    JM Smucker Co. (The).................................   131,591  20,286,068
    John B. Sanfilippo & Son, Inc........................     9,776     456,246
#   Kellogg Co...........................................    72,936   6,032,536
    Kimberly-Clark Corp..................................    75,775   9,816,651
    Kraft Heinz Co. (The)................................   245,209  21,183,605

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Consumer Staples -- (Continued)
    Kroger Co. (The)....................................   485,320 $ 16,593,091
    Lancaster Colony Corp...............................    54,195    7,043,182
*   Landec Corp.........................................    61,901      711,861
*   Lifeway Foods, Inc..................................     8,037       80,290
#   Limoneira Co........................................     2,051       36,282
*   Mannatech, Inc......................................     2,600       47,476
#   McCormick & Co., Inc. Non-voting....................    51,335    5,249,004
    McCormick & Co., Inc. Voting........................     3,330      339,760
    Mead Johnson Nutrition Co...........................   100,437    8,958,980
    Medifast, Inc.......................................    59,753    2,104,501
#   MGP Ingredients, Inc................................    46,419    1,996,017
    Molson Coors Brewing Co. Class A....................     1,020      102,173
#   Molson Coors Brewing Co. Class B....................   129,202   13,199,276
    Mondelez International, Inc. Class A................ 1,251,565   55,043,829
*   Monster Beverage Corp...............................    74,701   11,999,222
#*  National Beverage Corp..............................    61,191    3,509,916
*   Natural Alternatives International, Inc.............     7,028       74,918
#*  Natural Grocers by Vitamin Cottage, Inc.............    12,339      168,921
#   Natural Health Trends Corp..........................    13,644      458,302
    Nature's Sunshine Products, Inc.....................       400        4,720
#   Nu Skin Enterprises, Inc. Class A...................   118,540    6,330,036
*   Nutraceutical International Corp....................    15,620      400,497
    Ocean Bio-Chem, Inc.................................     3,100        6,603
    Oil-Dri Corp. of America............................    10,862      406,782
*   Omega Protein Corp..................................    52,838    1,189,912
#   Orchids Paper Products Co...........................    12,261      376,535
    PepsiCo, Inc........................................   441,915   48,133,382
    Philip Morris International, Inc....................   339,891   34,077,472
#   Pilgrim's Pride Corp................................   203,747    4,737,118
    Pinnacle Foods, Inc.................................   324,417   16,288,978
#*  Post Holdings, Inc..................................   131,488   11,396,065
#   PriceSmart, Inc.....................................    52,211    4,066,193
*   Primo Water Corp....................................     5,307       63,578
    Procter & Gamble Co. (The).......................... 1,622,423  138,863,185
#*  Revlon, Inc. Class A................................    65,000    2,306,850
    Reynolds American, Inc..............................   502,900   25,175,174
*   Rite Aid Corp.......................................   664,334    4,650,338
    Rocky Mountain Chocolate Factory, Inc...............    10,758      114,142
    Sanderson Farms, Inc................................    87,476    7,662,023
*   Seaboard Corp.......................................     1,240    3,633,200
*   Seneca Foods Corp. Class A..........................    13,971      547,244
*   Seneca Foods Corp. Class B..........................     1,999       81,959
#*  Smart & Final Stores, Inc...........................     5,745       79,223
    Snyder's-Lance, Inc.................................   221,701    7,595,476
    SpartanNash Co......................................    75,787    2,387,290
#   Spectrum Brands Holdings, Inc.......................   113,314   14,591,444
#*  Sprouts Farmers Market, Inc.........................   180,500    4,174,965
#*  SUPERVALU, Inc......................................   500,340    2,441,659
    Sysco Corp..........................................   137,385    7,115,169
*   Tofutti Brands, Inc.................................     1,645        4,524
#   Tootsie Roll Industries, Inc........................    65,591    2,435,394
*   TreeHouse Foods, Inc................................   109,177   11,265,975
    Tyson Foods, Inc. Class A...........................   384,652   28,310,387

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Consumer Staples -- (Continued)
*   United Natural Foods, Inc.........................   101,033 $    5,049,629
    United-Guardian, Inc..............................     4,655         66,008
#   Universal Corp....................................    35,612      2,112,148
#*  USANA Health Sciences, Inc........................    23,558      3,234,985
#   Vector Group, Ltd.................................   162,929      3,599,102
    Village Super Market, Inc. Class A................    12,227        386,862
    Wal-Mart Stores, Inc.............................. 1,692,803    123,523,835
    Walgreens Boots Alliance, Inc.....................   519,228     41,148,819
#   WD-40 Co..........................................    29,552      3,397,889
    Weis Markets, Inc.................................    45,332      2,342,304
*   WhiteWave Foods Co. (The).........................   125,424      6,959,778
#   Whole Foods Market, Inc...........................   442,962     13,501,482
                                                                 --------------
Total Consumer Staples................................            1,256,408,961
                                                                 --------------
Energy -- (6.6%)
#*  Abraxas Petroleum Corp............................    78,548         91,116
    Adams Resources & Energy, Inc.....................     7,057        213,615
#   Alon USA Energy, Inc..............................   183,079      1,294,369
    Anadarko Petroleum Corp...........................   258,184     14,078,774
*   Antero Resources Corp.............................   108,546      2,842,820
#   Apache Corp.......................................   279,115     14,653,537
    Archrock, Inc.....................................   108,389        965,746
#   Atwood Oceanics, Inc..............................   190,924      2,039,068
    Baker Hughes, Inc.................................   223,782     10,703,493
*   Barnwell Industries, Inc..........................    10,714         15,964
#*  Basic Energy Services, Inc........................   122,243         85,570
*   Bill Barrett Corp.................................    91,309        545,115
#*  Bonanza Creek Energy, Inc.........................   134,250        107,816
#   Bristow Group, Inc................................    59,800        646,438
    Cabot Oil & Gas Corp..............................   331,806      8,185,654
#   California Resources Corp.........................    28,041        287,701
*   Callon Petroleum Co...............................   222,949      2,539,389
#   CARBO Ceramics, Inc...............................    30,729        433,279
#*  Carrizo Oil & Gas, Inc............................   147,145      4,826,356
    Cheniere Energy Partners L.P. Holdings LLC........     8,991        182,068
#*  Cheniere Energy, Inc..............................   109,205      4,568,045
*   Chesapeake Energy Corp............................   357,406      1,937,141
    Chevron Corp......................................   890,315     91,239,481
    Cimarex Energy Co.................................   124,185     14,904,684
#*  Clayton Williams Energy, Inc......................    33,345      1,257,440
*   Clean Energy Fuels Corp...........................   131,913        394,420
#*  Cloud Peak Energy, Inc............................   125,690        428,603
#*  Cobalt International Energy, Inc..................   651,818        971,209
#*  Concho Resources, Inc.............................    98,672     12,255,062
    ConocoPhillips....................................   686,629     28,028,196
    CONSOL Energy, Inc................................   488,914      9,475,153
*   Contango Oil & Gas Co.............................    38,455        354,940
#*  Continental Resources, Inc........................   199,438      8,785,244
#   Core Laboratories NV..............................    52,492      6,131,591
#   CVR Energy, Inc...................................    93,994      1,391,111
*   Dawson Geophysical Co.............................    34,111        254,127
    Delek US Holdings, Inc............................   168,449      2,108,981
#   Denbury Resources, Inc............................   499,103      1,447,399

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Energy -- (Continued)
    Devon Energy Corp...................................   210,614 $  8,062,304
#   DHT Holdings, Inc...................................   193,359      901,053
#   Diamond Offshore Drilling, Inc......................   311,649    7,080,665
#*  Diamondback Energy, Inc.............................   153,213   13,450,569
#*  Dorian LPG, Ltd.....................................     4,305       26,562
#*  Dril-Quip, Inc......................................    98,650    5,369,519
    Energen Corp........................................   103,767    4,916,480
*   ENGlobal Corp.......................................    27,850       41,218
#   EnLink Midstream LLC................................   130,239    2,009,588
    EOG Resources, Inc..................................   392,992   32,107,446
#*  EP Energy Corp. Class A.............................    75,026      312,858
    EQT Corp............................................    57,423    4,183,840
*   Era Group, Inc......................................    48,404      424,987
    Evolution Petroleum Corp............................    23,938      130,462
*   Exterran Corp.......................................    54,194      689,348
    Exxon Mobil Corp.................................... 3,452,202  307,073,368
*   FMC Technologies, Inc...............................   344,171    8,735,060
#*  Forum Energy Technologies, Inc......................    78,371    1,279,798
#   Frank's International NV............................    97,470    1,200,830
#   GasLog, Ltd.........................................    71,226      952,292
#*  Gastar Exploration, Inc.............................   174,422      159,753
#*  Geospace Technologies Corp..........................    18,034      297,561
    Green Plains, Inc...................................    69,330    1,572,404
    Gulf Island Fabrication, Inc........................    22,399      189,496
#*  Gulfmark Offshore, Inc. Class A.....................    47,667      138,234
*   Gulfport Energy Corp................................   290,205    8,442,063
    Halliburton Co......................................   625,207   27,296,538
#*  Harvest Natural Resources, Inc......................     8,862        5,140
*   Helix Energy Solutions Group, Inc...................   282,226    2,240,874
#   Helmerich & Payne, Inc..............................   222,073   13,761,864
    Hess Corp...........................................   283,159   15,191,480
*   HKN, Inc............................................       278        3,996
#   HollyFrontier Corp..................................   249,119    6,332,605
#*  Hornbeck Offshore Services, Inc.....................    67,568      539,193
#*  ION Geophysical Corp................................    18,303       91,698
*   Jones Energy, Inc. Class A..........................     1,842        6,815
    Kinder Morgan, Inc.................................. 1,005,379   20,439,355
#*  Kosmos Energy, Ltd..................................   418,215    2,321,093
#*  Laredo Petroleum, Inc...............................   136,985    1,372,590
    Marathon Oil Corp...................................   711,667    9,707,138
    Marathon Petroleum Corp.............................   599,359   23,608,751
#*  Matador Resources Co................................   193,708    4,085,302
*   Matrix Service Co...................................    73,231    1,213,438
#*  McDermott International, Inc........................   353,554    1,831,410
*   Memorial Resource Development Corp..................   396,681    5,942,281
*   Mitcham Industries, Inc.............................    45,830      153,989
#   Murphy Oil Corp.....................................   267,613    7,340,625
    Nabors Industries, Ltd..............................   743,918    6,695,262
#   National Oilwell Varco, Inc.........................   261,234    8,450,920
*   Natural Gas Services Group, Inc.....................    23,876      599,526
*   Newfield Exploration Co.............................   267,960   11,602,668
*   Newpark Resources, Inc..............................   197,015    1,245,135
    Noble Corp. P.L.C...................................   588,401    4,342,399

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Energy -- (Continued)
    Noble Energy, Inc...................................... 465,284 $16,619,944
#*  Nordic American Offshore, Ltd..........................      78         335
#   Nordic American Tankers, Ltd...........................   9,013     110,860
#*  Northern Oil and Gas, Inc.............................. 123,983     490,973
#*  Oasis Petroleum, Inc................................... 233,540   1,774,904
    Occidental Petroleum Corp.............................. 325,382  24,315,797
    Oceaneering International, Inc......................... 177,728   4,955,057
#*  Oil States International, Inc.......................... 152,059   4,701,664
#   ONEOK, Inc............................................. 195,544   8,758,416
    Overseas Shipholding Group, Inc. Class A...............   8,038     102,806
    Panhandle Oil and Gas, Inc. Class A....................  39,506     646,318
#*  Par Pacific Holdings, Inc..............................   8,298     124,470
*   Parker Drilling Co..................................... 252,886     523,474
#*  Parsley Energy, Inc. Class A........................... 203,247   5,794,572
#   Patterson-UTI Energy, Inc.............................. 406,334   7,878,816
#   PBF Energy, Inc. Class A............................... 284,883   6,364,286
*   PDC Energy, Inc........................................ 118,157   6,471,459
#*  PetroQuest Energy, Inc.................................  56,254     181,700
*   PHI, Inc. Non-voting...................................  20,171     389,704
*   PHI, Inc. Voting.......................................   2,686      52,202
    Phillips 66............................................ 441,563  33,585,282
*   Pioneer Energy Services Corp........................... 103,030     324,544
    Pioneer Natural Resources Co...........................  96,217  15,641,998
    QEP Resources, Inc..................................... 547,473   9,964,009
    Range Resources Corp................................... 183,607   7,401,198
#*  Renewable Energy Group, Inc............................ 120,933   1,179,097
#*  REX American Resources Corp............................  14,981     985,750
#*  Rice Energy, Inc....................................... 309,750   7,223,370
#*  RigNet, Inc............................................  22,097     264,059
#   Rowan Cos. P.L.C. Class A.............................. 306,094   4,664,873
#*  RPC, Inc............................................... 412,117   5,971,575
#*  RSP Permian, Inc....................................... 213,192   7,664,252
    Schlumberger, Ltd...................................... 724,801  58,360,976
    Scorpio Tankers, Inc................................... 488,292   2,324,270
#*  SEACOR Holdings, Inc...................................  46,289   2,616,254
    SemGroup Corp. Class A.................................  97,075   2,811,292
#   Ship Finance International, Ltd........................ 143,470   2,166,397
#   SM Energy Co........................................... 197,002   5,344,664
*   Southwestern Energy Co................................. 608,782   8,876,042
#   Spectra Energy Corp.................................... 134,771   4,847,713
#   Superior Energy Services, Inc.......................... 418,778   6,687,885
#*  Synergy Resources Corp................................. 290,763   1,892,867
#   Targa Resources Corp................................... 199,945   7,449,951
#   Teekay Corp............................................ 155,434     963,691
#   Teekay Tankers, Ltd. Class A........................... 106,000     312,700
#   Tesco Corp.............................................  91,494     604,775
    Tesoro Corp............................................ 240,439  18,309,430
*   TETRA Technologies, Inc................................ 252,430   1,517,104
#   Tidewater, Inc......................................... 100,569     429,430
#   Transocean, Ltd........................................ 790,342   8,685,859
*   Triangle Petroleum Corp................................  19,544       4,192
#*  Unit Corp..............................................  95,208   1,190,100
    US Silica Holdings, Inc................................  63,802   2,199,255

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES       VALUE+
                                                       --------- --------------
Energy -- (Continued)
*   Vaalco Energy, Inc................................   147,005 $      125,101
    Valero Energy Corp................................   483,794     25,292,750
#*  W&T Offshore, Inc.................................   145,569        289,682
#*  Weatherford International P.L.C................... 1,036,476      5,887,184
    Western Refining, Inc.............................   339,181      7,071,924
*   Whiting Petroleum Corp............................   227,210      1,674,538
*   Willbros Group, Inc...............................   101,050        207,152
    Williams Cos., Inc. (The).........................   268,370      6,432,829
    World Fuel Services Corp..........................   162,726      7,745,758
*   WPX Energy, Inc...................................   607,614      6,070,064
                                                                 --------------
Total Energy..........................................            1,220,360,151
                                                                 --------------
Financials -- (14.9%)
*   1st Constitution Bancorp..........................     5,728         71,084
    1st Source Corp...................................    58,098      1,952,674
#   Access National Corp..............................    12,232        271,917
*   Affiliated Managers Group, Inc....................    74,275     10,902,084
    Aflac, Inc........................................   311,940     22,547,023
    Alexander & Baldwin, Inc..........................   159,777      6,295,214
*   Alleghany Corp....................................    16,216      8,813,396
    Allied World Assurance Co. Holdings AG............   200,289      8,209,846
    Allstate Corp. (The)..............................   259,224     17,712,776
    Ally Financial, Inc...............................   754,373     13,608,889
#*  Altisource Asset Management Corp..................     1,977         25,424
#*  Altisource Portfolio Solutions SA.................    27,707        644,465
*   Ambac Financial Group, Inc........................    64,306      1,169,083
#   American Equity Investment Life Holding Co........   249,618      3,976,415
    American Express Co...............................   810,791     52,263,588
    American Financial Group, Inc.....................   167,502     12,244,396
*   American Independence Corp........................     1,038         25,639
    American International Group, Inc.................   603,555     32,857,534
    American National Bankshares, Inc.................     8,616        226,256
    American National Insurance Co....................    42,127      4,817,222
*   American River Bankshares.........................     7,316         74,696
    Ameriprise Financial, Inc.........................   210,669     20,190,517
    Ameris Bancorp....................................    89,017      2,951,804
    AMERISAFE, Inc....................................    59,730      3,495,997
    AmeriServ Financial, Inc..........................    18,864         58,667
#   AmTrust Financial Services, Inc...................   462,839     11,047,967
    Aon P.L.C.........................................    92,854      9,941,878
*   Arch Capital Group, Ltd...........................   130,263      9,461,002
    Argo Group International Holdings, Ltd............    59,533      3,089,167
#   Arrow Financial Corp..............................    23,772        750,957
    Arthur J Gallagher & Co...........................   139,583      6,866,088
#   Artisan Partners Asset Management, Inc. Class A...    47,917      1,339,759
    Aspen Insurance Holdings, Ltd.....................   159,449      7,328,276
    Associated Banc-Corp..............................   349,967      6,509,386
    Associated Capital Group, Inc. Class A............     9,012        269,369
    Assurant, Inc.....................................   107,113      8,891,450
    Assured Guaranty, Ltd.............................   397,783     10,656,607
*   Asta Funding, Inc.................................    19,482        210,406
    Astoria Financial Corp............................   308,784      4,529,861
    Atlantic American Corp............................    11,687         47,215

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
*   Atlantic Coast Financial Corp........................     1,723 $    10,338
#*  Atlanticus Holdings Corp.............................    36,049     107,787
#*  Atlas Financial Holdings, Inc........................     3,215      55,330
    Auburn National Bancorporation, Inc..................     1,955      54,975
#*  AV Homes, Inc........................................    16,627     238,099
    Axis Capital Holdings, Ltd...........................   180,065  10,008,013
    Baldwin & Lyons, Inc. Class A........................     2,126      52,672
    Baldwin & Lyons, Inc. Class B........................    17,951     475,522
    Banc of California, Inc..............................    59,597   1,321,861
    BancFirst Corp.......................................    31,707   2,079,028
    Bancorp of New Jersey, Inc...........................       200       2,222
*   Bancorp, Inc. (The)..................................    78,096     413,909
#   BancorpSouth, Inc....................................   315,991   7,526,906
    Bank Mutual Corp.....................................   101,307     773,985
    Bank of America Corp................................. 4,523,504  65,545,573
    Bank of Commerce Holdings............................     8,161      53,699
#   Bank of Hawaii Corp..................................   113,936   7,852,469
    Bank of New York Mellon Corp. (The)..................   674,538  26,576,797
#   Bank of the Ozarks, Inc..............................   191,948   6,908,209
    BankFinancial Corp...................................    48,482     591,480
    BankUnited, Inc......................................   241,659   7,254,603
    Banner Corp..........................................    86,520   3,611,345
#   Bar Harbor Bankshares................................     7,620     279,502
    BB&T Corp............................................   412,325  15,202,423
*   BBX Capital Corp. Class A............................       816      15,781
    BCB Bancorp, Inc.....................................     9,933     104,992
    Bear State Financial, Inc............................     6,577      62,745
    Beneficial Bancorp, Inc..............................   193,237   2,620,294
    Berkshire Bancorp, Inc...............................     3,850      30,049
*   Berkshire Hathaway, Inc. Class B.....................   418,047  60,311,641
    Berkshire Hills Bancorp, Inc.........................    77,610   2,046,576
    BGC Partners, Inc. Class A...........................   596,857   5,294,122
    BlackRock, Inc.......................................    59,433  21,767,336
#   Blue Hills Bancorp, Inc..............................     1,760      25,080
#   BNC Bancorp..........................................    30,831     747,960
#*  BofI Holding, Inc....................................   146,464   2,463,524
#   BOK Financial Corp...................................   110,439   7,203,936
    Boston Private Financial Holdings, Inc...............   286,234   3,469,156
#   Bridge Bancorp, Inc..................................     6,374     185,547
    Brookline Bancorp, Inc...............................   226,948   2,584,938
    Brown & Brown, Inc...................................   373,983  13,710,217
    Bryn Mawr Bank Corp..................................    38,875   1,140,204
    C&F Financial Corp...................................     2,201     100,564
    Calamos Asset Management, Inc. Class A...............    35,476     246,913
#   California First National Bancorp....................     8,102     117,803
    Camden National Corp.................................    18,256     793,771
#   Capital Bank Financial Corp. Class A.................    51,386   1,535,928
    Capital City Bank Group, Inc.........................    23,859     341,422
    Capital One Financial Corp...........................   316,876  21,256,042
*   Capital Properties, Inc. Class A.....................     1,400      14,000
#   Capitol Federal Financial, Inc.......................   499,413   7,076,682
    Cardinal Financial Corp..............................    98,667   2,541,662
*   Carolina Bank Holdings, Inc..........................     1,200      22,152

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
*   Cascade Bancorp......................................    37,490 $   211,444
    Cash America International, Inc......................    87,083   3,731,507
    Cathay General Bancorp...............................   222,262   6,663,415
#   CBOE Holdings, Inc...................................    94,223   6,482,542
*   CBRE Group, Inc. Class A.............................   361,571  10,286,695
    CenterState Banks, Inc...............................   101,315   1,687,908
    Central Pacific Financial Corp.......................    52,826   1,295,822
    Century Bancorp, Inc. Class A........................     3,952     172,544
    Charles Schwab Corp. (The)...........................   319,340   9,075,643
    Charter Financial Corp...............................     4,056      52,890
    Chemical Financial Corp..............................   101,938   4,218,194
    Chicopee Bancorp, Inc................................     7,105     133,432
    Chubb, Ltd...........................................   228,621  28,637,066
#   Cincinnati Financial Corp............................   150,559  11,246,757
    CIT Group, Inc.......................................   184,507   6,376,562
    Citigroup, Inc....................................... 1,379,954  60,455,785
    Citizens Community Bancorp, Inc......................     5,940      60,232
    Citizens Financial Group, Inc........................   300,822   6,717,355
    Citizens Holding Co..................................     2,412      53,353
#*  Citizens, Inc........................................    80,221     669,845
#   City Holding Co......................................    31,639   1,477,541
*   CKX Lands, Inc.......................................     2,161      24,376
    Clifton Bancorp, Inc.................................    55,338     828,963
    CME Group, Inc.......................................   150,065  15,342,646
    CNA Financial Corp...................................   156,069   4,967,676
    CNB Financial Corp...................................    13,395     247,138
    CNO Financial Group, Inc.............................   360,876   6,268,416
#   CoBiz Financial, Inc.................................    95,316   1,177,153
    Codorus Valley Bancorp, Inc..........................     3,449      73,153
    Cohen & Steers, Inc..................................    40,259   1,735,163
*   Colony Bankcorp, Inc.................................     3,512      33,856
    Columbia Banking System, Inc.........................   184,431   5,591,948
    Comerica, Inc........................................   170,245   7,701,884
#   Commerce Bancshares, Inc.............................   243,429  11,511,757
#   Commercial National Financial Corp...................     2,306      47,965
#   Community Bank System, Inc...........................   116,711   5,150,456
*   Community Bankers Trust Corp.........................     4,068      21,194
    Community Trust Bancorp, Inc.........................    41,254   1,434,814
    Community West Bancshares............................     3,113      23,534
*   CommunityOne Bancorp.................................       122       1,588
    ConnectOne Bancorp, Inc..............................    30,321     512,728
#   Consolidated-Tomoka Land Co..........................    12,263     600,029
*   Consumer Portfolio Services, Inc.....................    84,206     357,033
#*  Cowen Group, Inc. Class A............................   192,855     601,708
    Crawford & Co. Class A...............................    36,655     328,062
    Crawford & Co. Class B...............................    39,704     435,950
#*  Credit Acceptance Corp...............................    53,759   9,712,639
#   Cullen/Frost Bankers, Inc............................   132,450   8,992,030
#*  Customers Bancorp, Inc...............................    56,357   1,450,629
#   CVB Financial Corp...................................   332,591   5,471,122
#   Diamond Hill Investment Group, Inc...................     5,615   1,072,409
    Dime Community Bancshares, Inc.......................   124,317   2,150,684
    Discover Financial Services..........................   417,931  23,755,198

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Financials -- (Continued)
    Donegal Group, Inc. Class A............................  47,173 $   762,787
    Donegal Group, Inc. Class B............................   5,678      90,507
*   E*TRADE Financial Corp................................. 314,089   7,877,352
    Eagle Bancorp Montana, Inc.............................     751      10,041
#*  Eagle Bancorp, Inc.....................................  67,417   3,475,346
    East West Bancorp, Inc................................. 254,729   8,716,826
    Eastern Virginia Bankshares, Inc.......................   3,292      24,789
#   Eaton Vance Corp....................................... 232,257   8,781,637
*   eHealth, Inc...........................................  27,417     261,832
    EMC Insurance Group, Inc...............................  38,881   1,078,170
#*  Emergent Capital, Inc..................................   2,113       7,839
    Employers Holdings, Inc................................  91,317   2,604,361
#*  Encore Capital Group, Inc..............................  81,158   1,981,067
    Endurance Specialty Holdings, Ltd...................... 181,963  12,306,158
*   Enova International, Inc...............................  71,579     650,653
#*  Enstar Group, Ltd......................................  30,881   5,144,466
#   Enterprise Bancorp, Inc................................   9,230     218,474
    Enterprise Financial Services Corp.....................  40,162   1,155,059
    Erie Indemnity Co. Class A.............................  67,439   6,588,116
    ESSA Bancorp, Inc......................................  19,001     269,054
    Evans Bancorp, Inc.....................................   2,684      68,415
    EverBank Financial Corp................................ 177,775   3,192,839
#   Evercore Partners, Inc. Class A........................ 117,960   5,977,033
#   Everest Re Group, Ltd..................................  65,789  12,434,779
#*  Ezcorp, Inc. Class A................................... 124,970   1,132,228
#   FactSet Research Systems, Inc..........................  39,653   6,818,730
#   Farmers Capital Bank Corp..............................   7,346     217,001
    FBL Financial Group, Inc. Class A......................  44,583   2,780,642
*   FCB Financial Holdings, Inc. Class A...................  34,027   1,189,924
    Federal Agricultural Mortgage Corp. Class A............   1,506      60,406
    Federal Agricultural Mortgage Corp. Class C............  20,865     801,842
    Federated Investors, Inc. Class B...................... 267,185   8,435,030
    Federated National Holding Co..........................  48,967   1,025,859
    Fidelity & Guaranty Life...............................   3,316      72,488
    Fidelity Southern Corp.................................  41,580     715,592
    Fifth Third Bancorp.................................... 882,846  16,756,417
    Financial Engines, Inc.................................  16,663     439,737
    Financial Institutions, Inc............................  27,285     733,967
*   First Acceptance Corp..................................  34,466      52,388
    First American Financial Corp.......................... 279,829  11,699,650
*   First BanCorp(318672706)............................... 131,897     605,407
    First Bancorp(318910106)...............................  35,992     673,770
    First Bancorp of Indiana, Inc..........................     700      11,375
    First Bancorp, Inc.....................................  13,744     303,055
*   First Bancshares, Inc..................................     569       5,548
    First Bancshares, Inc. (The)...........................     588      10,319
    First Busey Corp.......................................  82,496   1,858,635
    First Business Financial Services, Inc.................   4,526     107,311
    First Cash Financial Services, Inc.....................  88,884   4,560,638
    First Citizens BancShares, Inc. Class A................  19,513   5,069,087
    First Commonwealth Financial Corp...................... 251,170   2,423,791
    First Community Bancshares, Inc........................  36,579     838,756
    First Defiance Financial Corp..........................  17,109     713,274

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Financials -- (Continued)
            First Federal of Northern Michigan Bancorp,
              Inc..........................................   1,458 $     9,929
            First Financial Bancorp........................ 177,164   3,775,365
#           First Financial Bankshares, Inc................ 101,425   3,465,692
            First Financial Corp...........................  20,169     772,473
            First Financial Northwest, Inc.................  22,460     313,991
#           First Horizon National Corp.................... 586,772   8,543,400
            First Interstate BancSystem, Inc. Class A......  72,915   2,117,452
*           First Marblehead Corp. (The)...................  11,556      57,549
            First Merchants Corp...........................  84,942   2,225,480
            First Midwest Bancorp, Inc..................... 257,977   4,816,431
*           First NBC Bank Holding Co......................  36,434     693,339
            First Niagara Financial Group, Inc............. 743,601   7,569,858
            First of Long Island Corp. (The)...............     601      18,240
(degrees)*  First Place Financial Corp.....................  23,310          --
            First Republic Bank............................ 118,491   8,492,250
            First South Bancorp, Inc.......................  10,177      97,801
*           First United Corp..............................   5,415      54,150
            FirstMerit Corp................................ 309,400   6,568,562
*           Flagstar Bancorp, Inc..........................  88,016   2,324,503
            Flushing Financial Corp........................  75,618   1,687,038
            FNB Corp....................................... 477,774   5,709,399
            FNF Group...................................... 339,723  12,797,365
*           FNFV Group..................................... 115,118   1,373,358
#*          Forestar Group, Inc............................ 117,472   1,442,556
            Franklin Resources, Inc........................ 269,500   9,753,205
#*          FRP Holdings, Inc..............................  11,905     433,104
            Fulton Financial Corp.......................... 422,128   5,762,047
#*          FXCM, Inc. Class A.............................   5,025      48,341
            Gain Capital Holdings, Inc.....................  87,964     591,118
            GAINSCO, Inc...................................   1,100      14,740
            GAMCO Investors, Inc. Class A..................  12,793     436,753
#*          Genworth Financial, Inc. Class A............... 862,027   2,465,397
#           German American Bancorp, Inc...................  26,032     885,088
            Glacier Bancorp, Inc........................... 219,153   6,044,240
*           Global Indemnity P.L.C.........................  32,025     961,711
            Goldman Sachs Group, Inc. (The)................ 199,871  31,741,514
            Gouverneur Bancorp, Inc........................     600       9,360
            Great Southern Bancorp, Inc....................  31,930   1,251,656
            Great Western Bancorp, Inc.....................   3,643     120,838
#*          Green Dot Corp. Class A........................ 123,270   2,983,134
#           Greenhill & Co., Inc...........................  64,279   1,274,653
#*          Greenlight Capital Re, Ltd. Class A............  84,425   1,741,688
            Griffin Industrial Realty, Inc.................   6,027     194,009
            Guaranty Bancorp...............................  11,502     194,039
            Guaranty Federal Bancshares, Inc...............   1,840      29,661
*           Hallmark Financial Services, Inc...............  42,245     448,219
#*          Hampton Roads Bankshares, Inc..................     912       1,870
#           Hancock Holding Co............................. 243,535   7,060,080
            Hanmi Financial Corp........................... 105,054   2,575,924
            Hanover Insurance Group, Inc. (The)............ 112,910   9,297,009
            Harleysville Savings Financial Corp............   3,569      65,491
            Hartford Financial Services Group, Inc.
              (The)........................................ 390,980  15,580,553
            Hawthorn Bancshares, Inc.......................   3,019      42,055

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Financials -- (Continued)
#   HCI Group, Inc......................................    43,775 $  1,320,254
    Heartland Financial USA, Inc........................    36,124    1,326,473
    Heritage Commerce Corp..............................    57,946      607,274
    Heritage Financial Corp.............................    52,493      916,528
    Heritage Insurance Holdings, Inc....................    23,530      291,537
    Heritage Oaks Bancorp...............................       974        7,928
    HFF, Inc. Class A...................................   100,099    2,823,793
*   Hilltop Holdings, Inc...............................   301,208    6,560,310
#   Hingham Institution for Savings.....................     1,548      202,788
*   HMN Financial, Inc..................................     2,615       35,982
    Home Bancorp, Inc...................................     8,770      253,804
#   Home BancShares, Inc................................   326,873    6,821,840
*   HomeStreet, Inc.....................................    39,081      871,506
#*  HomeTrust Bancshares, Inc...........................     3,293       60,525
    Hope Bancorp, Inc...................................   261,734    4,022,852
    HopFed Bancorp, Inc.................................     3,213       36,596
    Horace Mann Educators Corp..........................    77,478    2,648,198
    Horizon Bancorp.....................................     7,411      203,951
#*  Howard Hughes Corp. (The)...........................    86,760   10,364,350
    Huntington Bancshares, Inc..........................   892,285    8,476,707
    Iberiabank Corp.....................................   106,406    6,647,183
    IF Bancorp, Inc.....................................       700       12,978
    Independence Holding Co.............................    18,425      320,779
    Independent Bank Corp.(453836108)...................    70,163    3,522,884
    Independent Bank Corp.(453838609)...................     8,213      126,316
#   Independent Bank Group, Inc.........................     7,271      307,272
    Infinity Property & Casualty Corp...................    19,978    1,638,995
#   Interactive Brokers Group, Inc. Class A.............   230,339    8,025,011
    Intercontinental Exchange, Inc......................    64,934   17,155,563
*   InterGroup Corp. (The)..............................       677       16,255
    International Bancshares Corp.......................   174,241    4,777,688
*   INTL. FCStone, Inc..................................    57,859    1,686,011
    Invesco, Ltd........................................   458,561   13,380,810
#   Investment Technology Group, Inc....................   103,611    1,730,304
#   Investors Bancorp, Inc..............................   759,352    8,626,239
    Investors Title Co..................................     2,281      229,241
#   Janus Capital Group, Inc............................   483,779    7,305,063
    Jones Lang LaSalle, Inc.............................    72,712    7,959,783
    JPMorgan Chase & Co................................. 2,648,420  169,419,427
*   KCG Holdings, Inc. Class A..........................    97,820    1,480,017
#   Kearny Financial Corp...............................   142,305    1,852,811
    Kemper Corp.........................................   161,431    5,532,240
    Kennedy-Wilson Holdings, Inc........................   197,307    4,153,312
    Kentucky First Federal Bancorp......................     3,283       27,118
    KeyCorp.............................................   814,161    9,525,684
#*  Ladenburg Thalmann Financial Services, Inc..........    16,106       39,299
    Lake Shore Bancorp, Inc.............................       449        5,999
    Lake Sunapee Bank Group.............................     5,906      108,907
    Lakeland Bancorp, Inc...............................    58,877      701,225
    Lakeland Financial Corp.............................    46,804    2,403,385
    Landmark Bancorp, Inc...............................     3,300       84,975
    LegacyTexas Financial Group, Inc....................   114,746    3,272,556
    Legg Mason, Inc.....................................   224,568    7,666,752

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Financials -- (Continued)
#*  LendingTree, Inc.......................................  18,558 $ 1,873,987
    Leucadia National Corp................................. 383,288   6,998,839
    Lincoln National Corp.................................. 258,190  11,275,157
    Loews Corp............................................. 323,027  13,350,706
#   LPL Financial Holdings, Inc............................ 307,685   8,292,111
#   M&T Bank Corp..........................................  70,949   8,127,917
    Macatawa Bank Corp.....................................  39,247     304,164
    Mackinac Financial Corp................................   7,909      92,140
*   Magyar Bancorp, Inc....................................   2,122      20,753
#   Maiden Holdings, Ltd................................... 225,830   3,154,845
    MainSource Financial Group, Inc........................  48,374   1,077,289
*   Malvern Bancorp, Inc...................................   2,294      35,924
    Manning & Napier, Inc..................................   8,718      67,913
*   Marcus & Millichap, Inc................................  56,088   1,502,598
#*  Markel Corp............................................  14,995  14,226,506
    MarketAxess Holdings, Inc..............................  55,975   9,048,918
#   Marlin Business Services Corp..........................  23,300     427,788
    Marsh & McLennan Cos., Inc............................. 202,666  13,325,289
*   Maui Land & Pineapple Co., Inc.........................   7,073      47,743
    MB Financial, Inc...................................... 191,094   7,336,099
#*  MBIA, Inc.............................................. 473,486   3,996,222
    MBT Financial Corp.....................................  13,759     123,693
    Mercantile Bank Corp...................................  19,189     483,179
    Merchants Bancshares, Inc..............................   9,216     292,884
#   Mercury General Corp................................... 117,150   6,486,595
    Meridian Bancorp, Inc..................................  94,762   1,393,001
    Meta Financial Group, Inc..............................  10,140     554,557
    MetLife, Inc........................................... 419,702  17,938,063
#*  MGIC Investment Corp................................... 277,958   1,998,518
    Mid Penn Bancorp, Inc..................................   1,624      26,877
#   MidSouth Bancorp, Inc..................................  12,123     127,413
    MidWestOne Financial Group, Inc........................   7,672     222,104
#   Moelis & Co. Class A...................................  19,459     484,335
    Moody's Corp...........................................  49,376   5,234,350
    Morgan Stanley......................................... 618,544  17,770,769
    Morningstar, Inc.......................................  55,758   4,716,012
#*  MSB Financial Corp.....................................   1,549      20,292
    MSCI, Inc.............................................. 148,058  12,738,910
    MutualFirst Financial, Inc.............................   6,697     192,405
    Nasdaq, Inc............................................ 179,099  12,673,045
    National Bank Holdings Corp. Class A...................  67,252   1,347,058
    National General Holdings Corp.........................  52,293   1,078,805
    National Interstate Corp...............................  30,477     988,369
    National Security Group, Inc. (The)....................     977      18,954
    National Western Life Group, Inc. Class A..............   3,917     740,861
#*  Nationstar Mortgage Holdings, Inc......................  21,130     266,872
    Navient Corp........................................... 806,312  11,449,630
    Navigators Group, Inc. (The)...........................  36,695   3,437,221
#   NBT Bancorp, Inc....................................... 103,331   3,081,330
    Nelnet, Inc. Class A...................................  85,999   3,475,220
    New York Community Bancorp, Inc........................ 519,546   7,507,440
#*  NewStar Financial, Inc.................................  73,717     753,388
*   Nicholas Financial, Inc................................   8,516      90,951

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Financials -- (Continued)
*   NMI Holdings, Inc. Class A.............................  12,483 $    78,393
    Northeast Bancorp......................................     301       3,320
    Northeast Community Bancorp, Inc.......................  10,493      66,316
    Northern Trust Corp.................................... 244,452  16,522,511
    Northfield Bancorp, Inc................................ 141,578   2,113,760
    Northrim BanCorp, Inc..................................   8,061     228,932
    NorthStar Asset Management Group, Inc.................. 183,477   2,176,037
    Northway Financial, Inc................................   2,363      53,144
#   Northwest Bancshares, Inc.............................. 330,752   4,931,512
    Norwood Financial Corp.................................   2,272      63,661
    Ocean Shore Holding Co.................................   9,412     206,876
    OceanFirst Financial Corp..............................  44,921     847,210
#*  Ocwen Financial Corp................................... 183,013     366,026
    OFG Bancorp............................................ 136,038   1,443,363
    Ohio Valley Banc Corp..................................   3,467      75,477
    Old Line Bancshares, Inc...............................   5,359     102,571
    Old National Bancorp................................... 364,894   4,802,005
#   Old Point Financial Corp...............................     700      13,307
    Old Republic International Corp........................ 617,159  11,960,541
    Old Second Bancorp, Inc................................  13,666     103,178
    OM Asset Management P.L.C..............................   3,500      49,000
    OneBeacon Insurance Group, Ltd. Class A................  69,668     976,049
#*  OneMain Holdings, Inc.................................. 131,512   3,792,806
    Oppenheimer Holdings, Inc. Class A.....................  16,285     256,326
    Opus Bank..............................................  18,840     608,155
    Oritani Financial Corp................................. 147,307   2,389,320
    Pacific Continental Corp...............................  28,972     419,515
*   Pacific Mercantile Bancorp.............................  10,106      69,024
*   Pacific Premier Bancorp, Inc...........................  52,628   1,270,966
#   PacWest Bancorp........................................ 265,273  10,969,039
    Park National Corp.....................................  22,265   1,993,163
    Park Sterling Corp.....................................  27,958     215,836
*   Patriot National Bancorp, Inc..........................     130       1,724
    PB Bancorp, Inc........................................   3,978      33,733
    Peapack Gladstone Financial Corp.......................  15,390     308,877
#   Penns Woods Bancorp, Inc...............................   6,223     263,544
*   PennyMac Financial Services, Inc. Class A..............   6,548      82,570
#   People's United Financial, Inc......................... 653,705   9,910,168
    Peoples Bancorp of North Carolina, Inc.................   4,359      89,272
    Peoples Bancorp, Inc...................................  24,167     542,549
#*  PHH Corp...............................................  89,455   1,306,938
*   PICO Holdings, Inc.....................................  40,315     406,375
#   Pinnacle Financial Partners, Inc....................... 117,859   6,259,491
*   Piper Jaffray Cos......................................  23,362     965,785
    PNC Financial Services Group, Inc. (The)............... 315,012  26,035,742
    Popular, Inc........................................... 216,553   7,295,671
#*  PRA Group, Inc......................................... 132,836   3,700,811
    Preferred Bank.........................................   6,481     211,734
    Premier Financial Bancorp, Inc.........................   6,752     120,456
#   Primerica, Inc......................................... 150,741   7,764,669
    Principal Financial Group, Inc......................... 332,333  15,496,688
    PrivateBancorp, Inc.................................... 211,232   9,336,454
    ProAssurance Corp...................................... 126,684   6,544,495

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
    Progressive Corp. (The)..............................   650,690 $21,153,932
    Prosperity Bancshares, Inc...........................   147,310   7,526,068
    Provident Financial Holdings, Inc....................    13,977     272,412
    Provident Financial Services, Inc....................   143,688   2,895,313
    Prudential Bancorp, Inc..............................     6,262      89,359
    Prudential Financial, Inc............................   195,194  14,696,156
    Pzena Investment Management, Inc. Class A............     7,981      62,731
#   QCR Holdings, Inc....................................     3,047      90,313
    Radian Group, Inc....................................   195,407   2,520,750
    Raymond James Financial, Inc.........................   166,228   9,125,917
#   RE/MAX Holdings, Inc. Class A........................    21,643     937,575
#*  Realogy Holdings Corp................................   234,625   7,271,029
*   Regional Management Corp.............................     7,750     145,700
    Regions Financial Corp............................... 1,271,428  11,658,995
    Reinsurance Group of America, Inc....................    72,631   7,208,627
#   RenaissanceRe Holdings, Ltd..........................   102,207  12,011,367
    Renasant Corp........................................   109,877   3,540,237
    Republic Bancorp, Inc. Class A.......................    27,977     833,994
#*  Republic First Bancorp, Inc..........................    20,055      88,041
    Resource America, Inc. Class A.......................    36,988     360,263
    Riverview Bancorp, Inc...............................    12,542      58,822
#   RLI Corp.............................................   100,460   6,848,358
*   Royal Bancshares of Pennsylvania, Inc. Class A.......    13,512      32,023
    S&P Global, Inc......................................    59,810   7,308,782
#   S&T Bancorp, Inc.....................................    67,345   1,716,624
#*  Safeguard Scientifics, Inc...........................    51,562     666,181
    Safety Insurance Group, Inc..........................    55,820   3,555,734
    Salisbury Bancorp, Inc...............................     1,248      37,278
#   Sandy Spring Bancorp, Inc............................    49,844   1,487,345
#*  Santander Consumer USA Holdings, Inc.................   278,743   3,063,386
    SB Financial Group, Inc..............................     2,715      30,435
*   Seacoast Banking Corp. of Florida....................    30,593     488,570
*   Security National Financial Corp. Class A............     5,666      30,030
    SEI Investments Co...................................   105,678   4,755,510
*   Select Bancorp, Inc..................................     2,277      18,421
#   Selective Insurance Group, Inc.......................   156,006   6,109,195
#   ServisFirst Bancshares, Inc..........................    26,148   1,323,873
    Shore Bancshares, Inc................................     6,595      77,557
    SI Financial Group, Inc..............................    10,889     145,586
*   Siebert Financial Corp...............................     8,302      13,698
    Sierra Bancorp.......................................    18,333     327,794
*   Signature Bank.......................................    76,997   9,258,119
    Simmons First National Corp. Class A.................    67,745   3,112,883
#*  SLM Corp............................................. 1,153,421   8,293,097
    South State Corp.....................................    64,497   4,702,476
*   Southern First Bancshares, Inc.......................     3,032      82,046
    Southern Missouri Bancorp, Inc.......................     2,922      71,326
    Southern National Bancorp of Virginia, Inc...........     1,825      24,327
#   Southside Bancshares, Inc............................    50,202   1,535,679
    Southwest Bancorp, Inc...............................    33,848     657,328
    Southwest Georgia Financial Corp.....................     1,954      29,505
#*  St Joe Co. (The).....................................    31,170     574,463
#   State Auto Financial Corp............................    55,670   1,257,029

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
    State Bank Financial Corp............................    19,118 $   418,302
    State National Cos., Inc.............................     1,941      21,196
    State Street Corp....................................   208,710  13,728,944
#   Sterling Bancorp.....................................   442,453   7,473,031
    Stewart Information Services Corp....................    83,156   3,559,908
*   Stifel Financial Corp................................   128,359   4,537,491
#   Stock Yards Bancorp, Inc.............................    46,945   1,386,755
*   Stratus Properties, Inc..............................     6,860     120,667
    Suffolk Bancorp......................................    19,605     645,201
    Summit State Bank....................................     4,397      60,459
#*  Sun Bancorp, Inc.....................................    10,180     217,241
    SunTrust Banks, Inc..................................   262,757  11,111,994
    Sussex Bancorp.......................................     3,771      56,942
#*  SVB Financial Group..................................    87,830   8,819,889
*   Synchrony Financial.................................. 1,261,453  35,169,310
    Synovus Financial Corp...............................   332,578  10,123,674
    T Rowe Price Group, Inc..............................   115,411   8,158,404
    Talmer Bancorp, Inc. Class A.........................    45,588     958,260
    TCF Financial Corp...................................   517,392   7,031,357
#   TD Ameritrade Holding Corp...........................   358,537  10,885,183
#*  Tejon Ranch Co.......................................    38,669   1,015,835
    Territorial Bancorp, Inc.............................    17,602     473,494
#   Teton Advisors, Inc. Class A.........................        95       4,004
*   Texas Capital Bancshares, Inc........................   125,125   6,073,567
#   TFS Financial Corp...................................   349,552   6,361,846
    TheStreet, Inc.......................................    30,782      34,168
    Timberland Bancorp, Inc..............................     5,770      86,377
    Tiptree Financial, Inc. Class A......................   128,893     672,821
#   Tompkins Financial Corp..............................    28,563   2,077,673
    Torchmark Corp.......................................   157,103   9,719,963
    Towne Bank...........................................    47,858   1,098,341
*   Transcontinental Realty Investors, Inc...............       100       1,130
    Travelers Cos., Inc. (The)...........................   314,359  36,534,803
    Trico Bancshares.....................................    39,853   1,036,975
*   Trinity Place Holdings, Inc..........................    10,474      85,154
    TrustCo Bank Corp. NY................................   304,270   2,017,310
#   Trustmark Corp.......................................   204,566   5,339,173
    U.S. Bancorp......................................... 1,077,938  45,456,645
#   UMB Financial Corp...................................   110,244   6,108,620
    Umpqua Holdings Corp.................................   490,364   7,468,244
*   Unico American Corp..................................       100       1,038
    Union Bankshares Corp................................    94,753   2,543,171
#   Union Bankshares, Inc................................     2,439      85,024
    United Bancshares, Inc...............................     2,086      39,133
#   United Bankshares, Inc...............................   180,782   6,923,951
    United Community Bancorp.............................     1,156      17,138
    United Community Banks, Inc..........................   168,228   3,236,707
    United Community Financial Corp......................    11,197      74,348
    United Financial Bancorp, Inc........................   107,353   1,411,692
    United Fire Group, Inc...............................    54,132   2,273,544
#   United Insurance Holdings Corp.......................    29,376     465,903
*   United Security Bancshares...........................     9,496      57,166
    Unity Bancorp, Inc...................................     6,414      80,945

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Financials -- (Continued)
#   Universal Insurance Holdings, Inc.................   154,584 $    3,360,656
    Univest Corp. of Pennsylvania.....................    56,771      1,197,300
    Unum Group........................................   232,854      7,779,652
    Validus Holdings, Ltd.............................   185,272      9,157,995
    Valley National Bancorp...........................   545,920      4,951,494
    Value Line, Inc...................................     7,363        133,049
#   Virtus Investment Partners, Inc...................    21,816      1,838,871
    Voya Financial, Inc...............................   141,329      3,622,262
    VSB Bancorp, Inc..................................       134          1,721
#   Waddell & Reed Financial, Inc. Class A............   137,897      2,517,999
*   Walker & Dunlop, Inc..............................   116,481      2,757,105
    Washington Federal, Inc...........................   331,449      8,286,225
    Washington Trust Bancorp, Inc.....................    32,044      1,216,390
    Waterstone Financial, Inc.........................    52,579        824,439
    Wayne Savings Bancshares, Inc.....................     1,615         20,995
#   Webster Financial Corp............................   236,016      8,487,135
    Wells Fargo & Co.................................. 4,531,401    217,371,306
#   WesBanco, Inc.....................................    92,052      2,846,248
    West Bancorporation, Inc..........................    51,486        978,234
#   Westamerica Bancorporation........................    67,002      3,151,774
*   Western Alliance Bancorp..........................   271,903      9,252,859
    Westfield Financial, Inc..........................    39,650        312,046
    Westwood Holdings Group, Inc......................    11,840        634,861
    White Mountains Insurance Group, Ltd..............     8,272      6,793,959
    Willis Towers Watson P.L.C........................   113,839     14,072,777
    Wilshire Bancorp, Inc.............................   237,407      2,549,751
    Wintrust Financial Corp...........................   124,137      6,554,434
#   WisdomTree Investments, Inc.......................   235,235      2,338,236
#*  World Acceptance Corp.............................    24,217      1,052,471
#   WR Berkley Corp...................................   198,738     11,564,564
    WSFS Financial Corp...............................    50,560      1,779,206
    WVS Financial Corp................................     2,157         25,345
    XL Group, Ltd.....................................   280,092      9,693,984
    Yadkin Financial Corp.............................    81,315      2,048,325
    Your Community Bankshares, Inc....................       299         11,126
#   Zions Bancorporation..............................   317,529      8,852,709
                                                                 --------------
Total Financials......................................            2,756,544,601
                                                                 --------------
Health Care -- (10.4%)
#   Abaxis, Inc.......................................    33,000      1,632,180
    Abbott Laboratories...............................   885,549     39,628,318
#   AbbVie, Inc.......................................   320,451     21,223,470
*   ABIOMED, Inc......................................    36,312      4,283,727
#*  Acadia Healthcare Co., Inc........................   111,649      6,308,168
#*  ACADIA Pharmaceuticals, Inc.......................    39,005      1,444,745
#*  Accretive Health, Inc.............................    10,626         21,146
    Aceto Corp........................................    78,201      2,010,548
#*  Achillion Pharmaceuticals, Inc....................       936          7,750
#*  Acorda Therapeutics, Inc..........................    83,128      2,101,476
#*  Adamas Pharmaceuticals, Inc.......................     3,338         50,404
#   Adcare Health Systems, Inc........................     4,107          9,775
*   Addus HomeCare Corp...............................    30,606        577,229
    Aetna, Inc........................................   297,651     34,292,372

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Health Care -- (Continued)
    Agilent Technologies, Inc.............................. 286,285 $13,773,171
#*  Air Methods Corp....................................... 138,163   4,599,446
#*  Akorn, Inc............................................. 108,103   3,700,366
*   Albany Molecular Research, Inc.........................  57,748     833,881
*   Alere, Inc............................................. 169,936   6,372,600
*   Alexion Pharmaceuticals, Inc...........................  38,892   5,001,511
*   Align Technology, Inc.................................. 110,539   9,854,552
*   Alkermes P.L.C.........................................  37,369   1,864,713
*   Allergan P.L.C......................................... 178,521  45,156,887
*   Alliance HealthCare Services, Inc......................  12,755      76,020
*   Allied Healthcare Products, Inc........................   6,964       4,564
#*  Allscripts Healthcare Solutions, Inc................... 454,381   6,415,860
*   Almost Family, Inc.....................................  26,581   1,057,658
#*  Alnylam Pharmaceuticals, Inc...........................  24,955   1,698,936
#*  AMAG Pharmaceuticals, Inc..............................  27,690     734,616
#*  Amedisys, Inc..........................................  56,578   3,029,752
*   American Shared Hospital Services......................   4,179       8,776
    AmerisourceBergen Corp.................................  45,215   3,851,866
    Amgen, Inc............................................. 270,507  46,535,319
*   Amicus Therapeutics, Inc...............................   6,394      42,968
#*  AMN Healthcare Services, Inc........................... 141,135   5,970,010
#*  Amphastar Pharmaceuticals, Inc.........................   8,509     137,676
*   Amsurg Corp............................................ 179,063  13,431,516
#   Analogic Corp..........................................  28,442   2,389,697
*   AngioDynamics, Inc.....................................  73,860   1,225,337
#*  ANI Pharmaceuticals, Inc...............................   1,410      85,446
*   Anika Therapeutics, Inc................................  51,917   2,591,697
    Anthem, Inc............................................ 221,103  29,039,668
#*  Aralez Pharmaceuticals, Inc............................  44,728     156,548
#*  ArQule, Inc............................................  26,787      44,466
*   Arrhythmia Research Technology, Inc....................   1,790       7,563
*   Assembly Biosciences, Inc..............................   4,031      22,533
#*  athenahealth, Inc......................................  21,606   2,761,031
#   Atrion Corp............................................   4,702   2,241,914
*   Aviragen Therapeutics, Inc.............................   5,213       7,142
    Baxter International, Inc.............................. 297,709  14,295,986
    Becton Dickinson and Co................................  71,544  12,591,744
*   Bio-Rad Laboratories, Inc. Class A.....................  53,765   7,800,764
*   Bio-Rad Laboratories, Inc. Class B.....................   2,960     430,680
#   Bio-Techne Corp........................................  50,088   5,630,893
#*  Bioanalytical Systems, Inc.............................   2,068       2,544
*   Biogen, Inc............................................  68,007  19,717,269
*   BioMarin Pharmaceutical, Inc...........................  35,450   3,524,439
#*  BioScrip, Inc.......................................... 183,767     470,444
*   BioSpecifics Technologies Corp.........................  13,378     541,809
*   BioTelemetry, Inc......................................  98,856   1,880,241
#*  Bluebird Bio, Inc......................................  22,584   1,291,353
*   Boston Scientific Corp................................. 501,645  12,179,941
#*  Bovie Medical Corp.....................................  16,167      29,909
    Bristol-Myers Squibb Co................................ 260,859  19,514,862
#*  Brookdale Senior Living, Inc........................... 242,181   4,473,083
    Bruker Corp............................................ 172,802   4,306,226
#*  Cambrex Corp........................................... 110,186   5,774,848

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Health Care -- (Continued)
    Cantel Medical Corp....................................  74,179 $ 4,966,284
#*  Capital Senior Living Corp............................. 121,268   2,362,301
    Cardinal Health, Inc................................... 133,521  11,162,356
*   Catalent, Inc.......................................... 140,861   3,597,590
#   Catalyst Biosciences, Inc..............................   2,100       3,129
*   Celgene Corp........................................... 144,936  16,260,370
#*  Celsion Corp...........................................   1,650       2,029
*   Centene Corp........................................... 282,965  19,963,181
#*  Cerner Corp............................................  60,976   3,804,293
*   Charles River Laboratories International, Inc..........  95,231   8,373,662
#   Chemed Corp............................................  43,782   6,442,083
    Cigna Corp............................................. 203,814  26,283,853
*   Civitas Solutions, Inc.................................   1,852      39,688
#*  Community Health Systems, Inc.......................... 343,259   4,383,417
#   Computer Programs & Systems, Inc.......................  22,595     895,666
*   Concert Pharmaceuticals, Inc...........................  21,867     251,252
#   CONMED Corp............................................  55,287   2,246,864
#   Cooper Cos., Inc. (The)................................  35,148   6,413,456
*   CorVel Corp............................................  45,111   2,039,017
    CR Bard, Inc...........................................  35,065   7,845,092
*   Cross Country Healthcare, Inc..........................  68,004     994,218
#   CryoLife, Inc..........................................  82,479   1,201,719
*   Cumberland Pharmaceuticals, Inc........................  29,618     139,797
*   Cutera, Inc............................................  22,365     241,318
*   Cynosure, Inc. Class A.................................  59,685   3,280,288
    Danaher Corp........................................... 337,816  27,511,735
*   DaVita HealthCare Partners, Inc........................ 320,177  24,826,525
    DENTSPLY SIRONA, Inc................................... 241,102  15,440,172
#*  Depomed, Inc........................................... 187,676   3,560,214
#*  DexCom, Inc............................................  27,240   2,512,345
*   Dicerna Pharmaceuticals, Inc...........................     900       2,889
    Digirad Corp...........................................  23,800     139,468
*   Edwards Lifesciences Corp.............................. 102,560  11,745,171
    Eli Lilly & Co......................................... 212,044  17,576,327
#*  Emergent BioSolutions, Inc............................. 105,730   3,530,325
#*  Endo International P.L.C............................... 134,227   2,330,181
#   Ensign Group, Inc. (The)............................... 139,230   2,993,445
#*  Envision Healthcare Holdings, Inc...................... 220,409   5,419,857
*   Enzo Biochem, Inc......................................  67,261     468,809
*   Exactech, Inc..........................................  24,651     666,317
*   Express Scripts Holding Co............................. 553,188  42,081,011
#*  Five Prime Therapeutics, Inc...........................  66,525   3,372,152
*   Five Star Quality Care, Inc............................ 100,626     238,484
#*  Fluidigm Corp..........................................   4,067      42,907
#*  Genesis Healthcare, Inc................................  34,371      70,804
    Gilead Sciences, Inc................................... 353,662  28,105,519
#*  Globus Medical, Inc. Class A........................... 190,701   4,376,588
*   Haemonetics Corp....................................... 106,023   3,214,617
*   Halyard Health, Inc....................................  88,978   3,077,749
#*  Hanger, Inc............................................  63,789     685,732
*   Harvard Bioscience, Inc................................  60,395     172,126
*   HCA Holdings, Inc......................................  62,915   4,852,634
#*  HealthEquity, Inc......................................   4,633     136,766

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Health Care -- (Continued)
#            HealthSouth Corp...........................   161,201 $  6,939,703
*            HealthStream, Inc..........................    87,155    2,111,766
*            Healthways, Inc............................    91,675    1,543,807
#*           Henry Schein, Inc..........................    70,911   12,833,473
             Hill-Rom Holdings, Inc.....................   163,447    8,732,973
*            HMS Holdings Corp..........................   158,225    3,145,513
*            Hologic, Inc...............................   502,199   19,329,639
#*           Horizon Pharma P.L.C.......................   168,423    3,248,880
             Humana, Inc................................   169,557   29,257,060
*            ICU Medical, Inc...........................    37,810    4,414,696
#*           Idera Pharmaceuticals, Inc.................    30,405       52,297
#*           IDEXX Laboratories, Inc....................    57,480    5,391,049
#*           Illumina, Inc..............................    23,007    3,827,214
#*           Impax Laboratories, Inc....................   150,742    4,736,314
#*           IMS Health Holdings, Inc...................   126,099    3,785,492
*            INC Research Holdings, Inc. Class A........    34,571    1,538,755
#*           Incyte Corp................................    59,713    5,386,710
             Innoviva, Inc..............................     4,154       53,462
#*           Inogen, Inc................................    31,360    1,685,286
#*           Insys Therapeutics, Inc....................    25,530      399,544
*            Integer Holdings Corp......................    47,633    1,057,929
#*           Integra LifeSciences Holdings Corp.........    79,987    6,740,504
#*           Intercept Pharmaceuticals, Inc.............     8,486    1,468,333
*            Interpace Diagnostics Group, Inc...........    21,336        6,401
*            Intuitive Surgical, Inc....................     8,819    6,135,907
#            Invacare Corp..............................   102,022    1,175,293
#*           iRadimed Corp..............................     2,040       39,494
*            IRIDEX Corp................................    12,103      196,190
*            Jazz Pharmaceuticals P.L.C.................    24,763    3,738,470
             Johnson & Johnson.......................... 1,112,460  139,313,366
*            Juniper Pharmaceuticals, Inc...............       811        6,115
             Kewaunee Scientific Corp...................     3,000       60,750
#            Kindred Healthcare, Inc....................   262,509    3,218,360
*            Laboratory Corp. of America Holdings.......   121,619   16,973,148
#            Landauer, Inc..............................    10,002      417,283
#*           Lannett Co., Inc...........................   101,012    3,153,595
             LeMaitre Vascular, Inc.....................    48,335      831,362
*            LHC Group, Inc.............................    40,053    1,812,799
*            LifePoint Health, Inc......................   115,624    6,842,628
#*           Ligand Pharmaceuticals, Inc................    36,470    4,919,074
#*           Lipocine, Inc..............................    41,781      154,172
*            LivaNova P.L.C.............................    61,247    3,187,906
*            Luminex Corp...............................    82,115    1,759,724
*            Magellan Health, Inc.......................    83,014    5,683,969
*            Mallinckrodt P.L.C.........................   154,637   10,413,256
*            Masimo Corp................................   126,336    6,692,018
             McKesson Corp..............................   109,524   21,308,989
(degrees)#*  Medcath Corp...............................    26,258           --
#*           Medicines Co. (The)........................   202,610    7,924,077
#*           MediciNova, Inc............................     5,363       33,251
*            Medivation, Inc............................    78,272    5,008,625
#*           MEDNAX, Inc................................   141,029    9,718,308
             Medtronic P.L.C............................   614,736   53,869,316

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Health Care -- (Continued)
    Merck & Co., Inc.................................... 1,166,009 $ 68,398,088
#   Meridian Bioscience, Inc............................   118,029    2,285,041
*   Merit Medical Systems, Inc..........................   103,480    2,425,571
*   Mettler-Toledo International, Inc...................    13,911    5,720,342
*   Misonix, Inc........................................     8,260       49,147
#*  Molina Healthcare, Inc..............................   155,630    8,841,340
#*  Momenta Pharmaceuticals, Inc........................    88,278      994,010
*   Mylan NV............................................   210,250    9,837,597
#*  Myriad Genetics, Inc................................   135,659    4,202,716
    National HealthCare Corp............................    20,876    1,348,590
#   National Research Corp. Class A.....................    29,412      441,768
    National Research Corp. Class B.....................     4,902      161,962
#*  Natus Medical, Inc..................................    70,992    2,792,115
#*  Nektar Therapeutics.................................   124,182    2,147,107
#*  Neogen Corp.........................................    67,487    3,721,908
*   Neurocrine Biosciences, Inc.........................    36,073    1,811,947
#*  NewLink Genetics Corp...............................    10,777      114,021
#*  NuVasive, Inc.......................................   105,680    6,573,296
*   Nuvectra Corp.......................................    15,877      104,947
*   Omnicell, Inc.......................................    83,995    3,248,927
#*  OPKO Health, Inc....................................   346,194    3,444,630
*   OraSure Technologies, Inc...........................   120,898      824,524
*   Orthofix International NV...........................    49,347    2,339,048
#   Owens & Minor, Inc..................................   188,242    6,722,122
*   Pain Therapeutics, Inc..............................    50,349      135,942
#*  PAREXEL International Corp..........................   111,511    7,454,510
#   Patterson Cos., Inc.................................   228,014   11,254,771
    PDL BioPharma, Inc..................................   149,198      525,177
    PerkinElmer, Inc....................................   175,866   10,010,293
#   Perrigo Co. P.L.C...................................    45,643    4,171,314
    Pfizer, Inc......................................... 4,006,194  147,788,497
*   PharMerica Corp.....................................    76,347    2,027,776
#   Phibro Animal Health Corp. Class A..................    20,278      418,335
#*  Premier, Inc. Class A...............................    43,747    1,430,527
*   Prestige Brands Holdings, Inc.......................   167,109    8,940,331
#*  Progenics Pharmaceuticals, Inc......................    90,463      529,209
#*  ProPhase Labs, Inc..................................    19,981       30,971
*   Providence Service Corp. (The)......................    47,720    2,308,216
    Psychemedics Corp...................................     1,810       33,684
#   Quality Systems, Inc................................   169,671    2,083,560
    Quest Diagnostics, Inc..............................   187,266   16,172,292
#*  Quidel Corp.........................................    59,225    1,350,330
#*  Quintiles Transnational Holdings, Inc...............    46,575    3,616,083
*   Quorum Health Corp..................................    85,814      934,514
#*  RadNet, Inc.........................................    86,100      517,461
*   Regeneron Pharmaceuticals, Inc......................    21,372    9,085,665
#*  Repligen Corp.......................................    51,897    1,484,254
#   ResMed, Inc.........................................    67,431    4,644,647
*   Retractable Technologies, Inc.......................     7,725       18,617
#*  Retrophin, Inc......................................     5,417       97,127
#*  Rigel Pharmaceuticals, Inc..........................   135,614      310,556
*   RTI Surgical, Inc...................................   118,166      384,039
*   Sagent Pharmaceuticals, Inc.........................    44,442      963,947

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                         ------- --------------
Health Care -- (Continued)
*   SciClone Pharmaceuticals, Inc....................... 127,863 $    1,350,233
*   SeaSpine Holdings Corp..............................  17,658        169,870
#*  Seattle Genetics, Inc...............................  52,304      2,513,730
#*  Select Medical Holdings Corp........................ 358,976      4,128,224
    Simulations Plus, Inc...............................   4,400         35,244
    Span-America Medical Systems, Inc...................   3,812         67,167
#*  Spectrum Pharmaceuticals, Inc.......................  95,574        656,593
    St Jude Medical, Inc................................ 332,002     27,569,446
#   STERIS P.L.C........................................ 110,352      7,829,474
    Stryker Corp........................................  85,680      9,962,870
*   Sucampo Pharmaceuticals, Inc. Class A............... 102,321      1,202,272
#*  Supernus Pharmaceuticals, Inc.......................  88,750      1,972,025
*   Surgical Care Affiliates, Inc.......................  93,663      4,871,413
*   Surmodics, Inc......................................  43,052      1,180,916
#*  Taro Pharmaceutical Industries, Ltd.................  31,610      4,424,136
#*  Team Health Holdings, Inc...........................  80,106      3,271,529
#   Teleflex, Inc.......................................  84,135     15,170,382
#*  Tenet Healthcare Corp............................... 198,540      6,077,309
*   TESARO, Inc.........................................  10,041        936,223
#*  Theravance Biopharma, Inc...........................   3,588         91,530
    Thermo Fisher Scientific, Inc....................... 250,993     39,867,728
#*  Tonix Pharmaceuticals Holding Corp..................  11,076         22,927
#*  Triple-S Management Corp. Class B...................  65,573      1,629,489
#*  United Therapeutics Corp............................  64,590      7,816,036
    UnitedHealth Group, Inc............................. 576,403     82,540,910
    Universal American Corp............................. 199,550      1,528,553
    Universal Health Services, Inc. Class B............. 134,873     17,470,100
    US Physical Therapy, Inc............................  39,877      2,377,467
#   Utah Medical Products, Inc..........................   7,296        474,751
#*  Varian Medical Systems, Inc.........................  40,072      3,796,421
#*  Vascular Solutions, Inc.............................  43,901      2,013,739
*   VCA, Inc............................................ 174,938     12,480,077
*   Veeva Systems, Inc. Class A.........................  65,601      2,492,182
*   Versartis, Inc......................................   3,100         35,650
*   Vertex Pharmaceuticals, Inc.........................  24,122      2,339,834
#*  Vitae Pharmaceuticals, Inc..........................   7,086         75,466
*   VWR Corp............................................ 165,347      5,178,668
*   Waters Corp.........................................  26,378      4,192,256
*   WellCare Health Plans, Inc.......................... 128,176     13,689,197
    West Pharmaceutical Services, Inc................... 117,099      9,400,708
#*  Wright Medical Group NV.............................  65,220      1,430,275
#*  Zafgen, Inc.........................................   3,187          9,688
    Zimmer Biomet Holdings, Inc.........................  86,265     11,312,792
    Zoetis, Inc......................................... 171,864      8,673,976
                                                                 --------------
Total Health Care.......................................          1,928,994,971
                                                                 --------------
Industrials -- (12.4%)
    3M Co............................................... 171,848     30,650,809
#   AAON, Inc........................................... 123,682      3,275,099
    AAR Corp............................................  69,064      1,668,586
    ABM Industries, Inc................................. 127,943      4,760,759
#   Acacia Research Corp................................  71,606        387,388
*   ACCO Brands Corp.................................... 292,093      3,283,125

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Industrials -- (Continued)
*   Accuride Corp..........................................  25,236 $    33,816
    Acme United Corp.......................................   2,302      49,861
#   Actuant Corp. Class A.................................. 126,367   3,001,216
#   Acuity Brands, Inc.....................................  38,096   9,997,533
#   Advanced Drainage Systems, Inc.........................  35,814     956,592
*   Advisory Board Co. (The)...............................  76,923   3,212,304
#*  AECOM.................................................. 399,617  14,182,407
*   Aegion Corp............................................  89,592   1,838,428
*   AeroCentury Corp.......................................   1,459      13,459
#*  Aerojet Rocketdyne Holdings, Inc....................... 149,005   2,810,234
#*  Aerovironment, Inc.....................................  57,390   1,627,006
#   AGCO Corp.............................................. 226,129  10,890,373
#   Air Lease Corp......................................... 266,924   7,690,080
*   Air Transport Services Group, Inc...................... 156,498   2,266,091
    Aircastle, Ltd.........................................  66,199   1,470,942
    Alamo Group, Inc.......................................  20,867   1,400,802
#   Alaska Air Group, Inc.................................. 263,148  17,688,809
    Albany International Corp. Class A.....................  67,354   2,851,095
    Allegiant Travel Co....................................  38,450   4,989,656
    Allegion P.L.C.........................................  83,230   6,025,020
    Allied Motion Technologies, Inc........................  34,043     770,053
    Allison Transmission Holdings, Inc..................... 447,921  12,909,083
    Altra Industrial Motion Corp...........................  73,606   2,090,410
    AMERCO.................................................  36,423  14,405,661
*   Ameresco, Inc. Class A.................................  37,184     184,061
#   American Airlines Group, Inc........................... 199,017   7,065,103
    American Railcar Industries, Inc.......................  39,572   1,662,420
#   American Science & Engineering, Inc....................  13,726     506,627
#*  American Superconductor Corp...........................     952       8,739
*   American Woodmark Corp.................................  55,543   4,122,957
    AMETEK, Inc............................................ 258,282  12,147,002
*   AMREP Corp.............................................   9,572      53,699
    AO Smith Corp.......................................... 103,300   9,595,537
#   Apogee Enterprises, Inc................................  87,201   4,076,647
#   Applied Industrial Technologies, Inc...................  95,122   4,465,978
*   ARC Document Solutions, Inc............................ 121,704     479,514
    ArcBest Corp...........................................  42,847     801,667
    Argan, Inc.............................................  62,593   2,887,415
*   Armstrong Flooring, Inc................................  72,257   1,440,082
#*  Armstrong World Industries, Inc........................ 136,818   5,810,660
*   Arotech Corp...........................................   5,156      14,488
    Astec Industries, Inc..................................  55,582   3,350,483
#*  Astronics Corp.........................................  47,108   1,802,823
#*  Astronics Corp. Class B................................  15,541     593,511
*   Atlas Air Worldwide Holdings, Inc......................  71,785   3,103,266
*   Avalon Holdings Corp. Class A..........................   1,202       2,674
*   Avis Budget Group, Inc................................. 317,277  11,653,584
    AZZ, Inc...............................................  76,923   4,775,380
#   B/E Aerospace, Inc..................................... 106,102   5,075,389
*   Babcock & Wilcox Enterprises, Inc...................... 128,425   1,972,608
    Barnes Group, Inc...................................... 134,846   5,114,709
#   Barrett Business Services, Inc.........................  13,746     590,803
*   Beacon Roofing Supply, Inc............................. 121,624   5,718,760

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Industrials -- (Continued)
*   BlueLinx Holdings, Inc.................................   8,614 $    63,744
#*  BMC Stock Holdings, Inc................................  33,000     671,550
#   Boeing Co. (The)....................................... 141,970  18,975,710
    Brady Corp. Class A....................................  86,301   2,773,714
#   Briggs & Stratton Corp.................................  95,581   2,172,556
    Brink's Co. (The)...................................... 172,142   5,649,700
*   Broadwind Energy, Inc..................................   2,072       9,490
#*  Builders FirstSource, Inc.............................. 206,726   2,664,698
    BWX Technologies, Inc.................................. 190,448   7,010,391
*   CAI International, Inc.................................  39,300     337,194
    Carlisle Cos., Inc..................................... 108,618  11,219,153
*   Casella Waste Systems, Inc. Class A....................  98,105     918,263
#   Caterpillar, Inc....................................... 450,503  37,283,628
*   CBIZ, Inc.............................................. 142,810   1,543,776
    CDI Corp...............................................  32,781     207,176
    CEB, Inc...............................................  62,925   3,778,017
    CECO Environmental Corp................................  39,124     361,897
    Celadon Group, Inc.....................................  71,433     590,037
#   CH Robinson Worldwide, Inc.............................  67,324   4,687,097
*   Chart Industries, Inc..................................  93,324   2,801,586
    Chicago Bridge & Iron Co. NV........................... 252,776   8,546,357
    Chicago Rivet & Machine Co.............................     653      18,023
#   Cintas Corp............................................  77,276   8,289,397
    CIRCOR International, Inc..............................  37,257   2,121,414
*   Civeo Corp............................................. 196,714     269,498
#   CLARCOR, Inc........................................... 131,971   8,216,514
#*  Clean Harbors, Inc..................................... 163,300   8,396,886
*   Colfax Corp............................................ 248,183   7,286,653
    Columbus McKinnon Corp.................................  41,266     684,603
    Comfort Systems USA, Inc............................... 113,001   3,432,970
#*  Command Security Corp..................................  10,654      30,684
#*  Commercial Vehicle Group, Inc..........................  35,269     146,014
    CompX International, Inc...............................   3,471      41,305
*   Continental Building Products, Inc.....................  97,877   2,295,216
*   Continental Materials Corp.............................   1,019      17,089
#   Copa Holdings SA Class A...............................  58,610   3,926,870
#*  Copart, Inc............................................ 204,025  10,291,021
#   Covanta Holding Corp................................... 335,755   5,378,795
#*  Covenant Transportation Group, Inc. Class A............  53,509   1,205,558
*   CPI Aerostructures, Inc................................   8,781      57,955
*   CRA International, Inc.................................  21,132     583,666
    Crane Co............................................... 148,618   9,258,901
*   CSW Industrials, Inc...................................   1,453      49,300
    CSX Corp............................................... 987,114  27,964,940
    Cubic Corp.............................................  46,277   1,889,953
    Cummins, Inc........................................... 147,259  18,078,987
    Curtiss-Wright Corp.................................... 126,899  11,292,742
#   Deere & Co............................................. 165,751  12,880,510
    Delta Air Lines, Inc................................... 458,693  17,774,354
#   Deluxe Corp............................................ 128,380   8,677,204
*   DigitalGlobe, Inc...................................... 168,504   4,542,868
#   Donaldson Co., Inc..................................... 213,983   7,731,206
    Douglas Dynamics, Inc..................................  87,705   2,350,494

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Industrials -- (Continued)
    Dover Corp...........................................   211,747 $15,125,088
*   Ducommun, Inc........................................    19,169     370,728
    Dun & Bradstreet Corp. (The).........................    41,260   5,332,855
#*  DXP Enterprises, Inc.................................    30,308     504,325
#*  Dycom Industries, Inc................................   108,398  10,194,832
    Dynamic Materials Corp...............................    21,782     223,048
    Eastern Co. (The)....................................     6,782     119,567
    Eaton Corp. P.L.C....................................   243,599  15,446,613
*   Echo Global Logistics, Inc...........................    73,441   1,818,399
    Ecology and Environment, Inc. Class A................     3,767      37,595
    EMCOR Group, Inc.....................................   158,315   8,818,145
    Emerson Electric Co..................................   343,706  19,213,165
    Encore Wire Corp.....................................    47,436   1,780,273
#*  Energy Focus, Inc....................................        54         329
*   Energy Recovery, Inc.................................    58,749     628,614
    EnerSys..............................................   117,408   7,320,389
*   Engility Holdings, Inc...............................    30,590     888,334
    Ennis, Inc...........................................    60,538   1,048,518
    EnPro Industries, Inc................................    40,849   1,868,842
    EnviroStar, Inc......................................       100         384
    Equifax, Inc.........................................   102,070  13,520,192
    ESCO Technologies, Inc...............................    57,050   2,416,067
    Espey Manufacturing & Electronics Corp...............     4,614     119,803
    Essendant, Inc.......................................    90,065   1,804,903
#*  Esterline Technologies Corp..........................    69,975   4,256,579
    Expeditors International of Washington, Inc..........    83,843   4,144,359
#   Exponent, Inc........................................    67,176   3,413,213
#   Fastenal Co..........................................   127,276   5,441,049
    Federal Signal Corp..................................   230,431   3,030,168
    FedEx Corp...........................................   251,048  40,644,671
#   Flowserve Corp.......................................   182,926   8,753,009
    Fluor Corp...........................................   205,155  10,979,896
*   Fortive Corp.........................................   173,408   8,360,000
#   Fortune Brands Home & Security, Inc..................   149,737   9,473,860
    Forward Air Corp.....................................    75,656   3,501,360
*   Franklin Covey Co....................................    39,267     644,764
    Franklin Electric Co., Inc...........................    97,117   3,760,370
    FreightCar America, Inc..............................    38,983     580,847
*   FTI Consulting, Inc..................................   144,662   6,197,320
*   Fuel Tech, Inc.......................................    30,552      48,578
    G&K Services, Inc. Class A...........................    62,332   4,999,650
#   GATX Corp............................................    77,786   3,479,368
*   Gencor Industries, Inc...............................     6,378     112,253
#*  Generac Holdings, Inc................................   103,283   3,903,065
#   General Cable Corp...................................   166,267   2,449,113
    General Dynamics Corp................................   109,542  16,090,624
    General Electric Co.................................. 2,523,545  78,583,191
#*  Genesee & Wyoming, Inc. Class A......................   122,086   7,905,068
*   Gibraltar Industries, Inc............................    68,847   2,428,922
    Global Brass & Copper Holdings, Inc..................    48,409   1,370,943
*   Global Power Equipment Group, Inc....................    23,539      91,567
*   Golden Ocean Group, Ltd..............................   101,299      67,870
#*  Goldfield Corp. (The)................................    18,424      56,009

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Industrials -- (Continued)
#   Gorman-Rupp Co. (The)..................................  40,713 $ 1,102,915
*   GP Strategies Corp.....................................  58,912   1,234,796
#   Graco, Inc.............................................  82,089   6,075,407
    Graham Corp............................................  17,619     317,494
    Granite Construction, Inc..............................  86,833   4,322,547
#*  Great Lakes Dredge & Dock Corp......................... 142,215     631,435
#   Greenbrier Cos., Inc. (The)............................  47,338   1,554,107
#   Griffon Corp...........................................  98,568   1,689,456
    H&E Equipment Services, Inc............................ 109,969   2,047,623
    Hardinge, Inc..........................................  16,040     162,004
    Harsco Corp............................................ 198,835   1,946,595
*   Hawaiian Holdings, Inc................................. 221,730  10,095,367
#*  HC2 Holdings, Inc......................................  10,474      48,180
*   HD Supply Holdings, Inc................................ 127,275   4,606,082
    Healthcare Services Group, Inc.........................  61,585   2,390,114
#   Heartland Express, Inc................................. 262,223   4,856,370
#   HEICO Corp.............................................  58,294   4,052,016
    HEICO Corp. Class A....................................  86,810   5,006,333
    Heidrick & Struggles International, Inc................  49,096     955,408
*   Herc Holdings, Inc.....................................  60,050   2,122,767
*   Heritage-Crystal Clean, Inc............................   7,298      92,028
    Herman Miller, Inc..................................... 202,993   6,652,081
*   Hertz Global Holdings, Inc............................. 156,750   7,630,590
#   Hexcel Corp............................................ 198,362   8,563,288
*   Hill International, Inc................................  51,954     216,648
    Hillenbrand, Inc....................................... 200,342   6,481,064
    HNI Corp............................................... 127,310   6,636,670
    Honeywell International, Inc........................... 225,549  26,238,115
    Houston Wire & Cable Co................................  30,850     178,930
*   Hub Group, Inc. Class A................................  97,146   3,977,157
    Hubbell, Inc........................................... 104,726  11,292,605
    Hudson Global, Inc.....................................  43,679      88,668
    Huntington Ingalls Industries, Inc..................... 119,887  20,690,098
    Hurco Cos., Inc........................................  13,995     372,687
*   Huron Consulting Group, Inc............................  52,268   3,212,914
    Hyster-Yale Materials Handling, Inc....................  30,307   1,933,284
*   ICF International, Inc.................................  43,541   1,801,727
    IDEX Corp.............................................. 132,952  11,937,760
*   IES Holdings, Inc......................................  20,151     313,348
*   IHS Markit, Ltd........................................  41,742   1,450,117
    Illinois Tool Works, Inc............................... 102,413  11,818,460
    Ingersoll-Rand P.L.C................................... 307,308  20,362,228
*   InnerWorkings, Inc.....................................  66,030     561,915
*   Innovative Solutions & Support, Inc....................  19,910      56,345
    Insperity, Inc.........................................  65,250   5,121,472
    Insteel Industries, Inc................................  52,707   1,833,677
    Interface, Inc......................................... 160,046   2,858,422
#*  Intersections, Inc.....................................  30,961      53,872
    ITT, Inc............................................... 238,689   7,568,828
*   Jacobs Engineering Group, Inc.......................... 200,638  10,738,146
#   JB Hunt Transport Services, Inc........................  61,308   5,096,534
*   JetBlue Airways Corp................................... 874,966  16,038,127
#   John Bean Technologies Corp............................  54,032   3,615,821

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Industrials -- (Continued)
    Joy Global, Inc........................................ 165,856 $ 4,582,601
    Kadant, Inc............................................  17,092     939,034
#   Kaman Corp.............................................  84,492   3,646,675
    Kansas City Southern................................... 116,657  11,211,904
    KAR Auction Services, Inc.............................. 359,196  15,362,813
    KBR, Inc............................................... 286,272   4,013,533
    Kelly Services, Inc. Class A...........................  84,006   1,719,603
    Kelly Services, Inc. Class B...........................   1,275      26,456
#   Kennametal, Inc........................................ 244,996   6,090,601
*   Key Technology, Inc....................................   7,462      72,381
    Kforce, Inc............................................  99,220   1,772,069
    Kimball International, Inc. Class B.................... 114,202   1,300,761
#*  Kirby Corp............................................. 147,861   8,056,946
*   KLX, Inc............................................... 128,403   4,147,417
#   Knight Transportation, Inc............................. 281,835   8,407,138
    Knoll, Inc............................................. 161,451   4,076,638
    Korn/Ferry International............................... 110,421   2,540,787
#*  Kratos Defense & Security Solutions, Inc............... 164,415     725,070
    L-3 Communications Holdings, Inc.......................  88,731  13,454,282
#   Landstar System, Inc...................................  70,807   4,991,185
*   Lawson Products, Inc...................................  12,431     203,868
#*  Layne Christensen Co...................................  34,483     275,864
#   LB Foster Co. Class A..................................  18,418     193,021
#   Lennox International, Inc..............................  45,367   7,113,546
#   Lincoln Electric Holdings, Inc......................... 156,903   9,737,400
#   Lindsay Corp...........................................  20,998   1,473,220
*   LMI Aerospace, Inc.....................................  21,661     168,523
    Lockheed Martin Corp...................................  64,642  16,336,973
    LS Starrett Co. (The) Class A..........................  10,357     124,388
    LSI Industries, Inc....................................  63,529     696,278
*   Lydall, Inc............................................  32,797   1,465,370
    Macquarie Infrastructure Corp..........................  68,881   5,279,729
#*  Manitex International, Inc.............................   2,123      15,774
    Manitowoc Co., Inc. (The).............................. 321,476   1,790,621
#*  Manitowoc Foodservice, Inc............................. 321,476   5,895,870
    ManpowerGroup, Inc..................................... 111,195   7,716,933
    Marten Transport, Ltd..................................  63,332   1,371,138
    Masco Corp............................................. 163,229   5,954,594
*   MasTec, Inc............................................ 211,708   5,176,261
*   Mastech Holdings, Inc..................................   3,567      27,359
    Matson, Inc............................................ 124,416   4,649,426
    Matthews International Corp. Class A...................  67,544   4,060,070
    McGrath RentCorp.......................................  47,495   1,513,666
*   Mercury Systems, Inc...................................  73,446   1,903,720
#*  Meritor, Inc........................................... 223,621   1,873,944
*   MFRI, Inc..............................................   6,501      49,603
#*  Middleby Corp. (The)...................................  58,121   6,996,606
    Miller Industries, Inc.................................  16,917     363,039
*   Mistras Group, Inc.....................................  52,569   1,317,379
#   Mobile Mini, Inc....................................... 125,752   4,088,198
*   Moog, Inc. Class A.....................................  81,733   4,501,036
*   Moog, Inc. Class B.....................................   6,265     344,638
*   MRC Global, Inc........................................ 353,736   4,679,927

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Industrials -- (Continued)
    MSA Safety, Inc........................................ 101,695 $ 5,682,717
    MSC Industrial Direct Co., Inc. Class A................ 112,505   8,081,234
    Mueller Industries, Inc................................ 125,491   4,271,714
    Mueller Water Products, Inc. Class A................... 598,400   7,097,024
#   Multi-Color Corp.......................................  48,383   3,124,574
*   MYR Group, Inc.........................................  63,726   1,572,120
    National Presto Industries, Inc........................  10,320     924,053
*   Navigant Consulting, Inc............................... 123,040   2,425,118
*   NCI Building Systems, Inc..............................  39,511     640,868
    Nielsen Holdings P.L.C................................. 369,145  19,882,150
*   NL Industries, Inc.....................................  66,217     196,664
#   NN, Inc................................................  78,536   1,324,902
#   Nordson Corp........................................... 115,673  10,212,769
    Norfolk Southern Corp.................................. 227,779  20,449,999
*   Nortek, Inc............................................   3,781     328,493
    Northrop Grumman Corp..................................  73,523  15,927,287
*   Northwest Pipe Co......................................  15,204     171,805
#*  NOW, Inc............................................... 110,503   2,023,310
#*  NV5 Global, Inc........................................   5,531     177,932
*   Old Dominion Freight Line, Inc......................... 233,657  16,276,547
#   Omega Flex, Inc........................................   8,973     306,069
*   On Assignment, Inc..................................... 133,409   4,929,463
    Orbital ATK, Inc....................................... 149,873  13,056,936
#*  Orion Energy Systems, Inc..............................  30,093      42,130
*   Orion Marine Group, Inc................................  34,844     196,869
    Oshkosh Corp........................................... 231,655  12,761,874
    Owens Corning.......................................... 261,607  13,841,626
#   PACCAR, Inc............................................ 323,659  19,086,171
*   PAM Transportation Services, Inc.......................   4,682      93,780
    Park-Ohio Holdings Corp................................  28,653     853,286
    Parker-Hannifin Corp................................... 175,158  20,001,292
*   Patrick Industries, Inc................................  72,906   4,706,811
#*  Patriot Transportation Holding, Inc....................   3,487      73,366
*   Pendrell Corp..........................................  67,532      45,922
#   Pentair P.L.C.......................................... 193,118  12,324,791
*   Performant Financial Corp.............................. 119,747     251,469
*   PGT, Inc............................................... 198,390   2,380,680
    Pitney Bowes, Inc...................................... 212,904   4,111,176
#*  Plug Power, Inc........................................   2,629       4,706
*   Ply Gem Holdings, Inc..................................  60,703     932,398
    Powell Industries, Inc.................................  21,001     773,677
*   Power Solutions International, Inc.....................   2,080      36,587
    Preformed Line Products Co.............................   8,209     401,174
#   Primoris Services Corp................................. 131,113   2,366,590
#*  Proto Labs, Inc........................................  15,437     849,652
    Providence and Worcester Railroad Co...................   3,494      55,624
    Quad/Graphics, Inc.....................................  27,203     689,868
    Quanex Building Products Corp.......................... 100,004   1,999,080
*   Quanta Services, Inc................................... 321,975   8,242,560
*   Radiant Logistics, Inc.................................  38,901     122,927
#   Raven Industries, Inc..................................  97,890   2,032,196
    Raytheon Co............................................ 145,071  20,241,757
#*  RBC Bearings, Inc......................................  49,145   3,736,494

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Industrials -- (Continued)
    RCM Technologies, Inc..................................  15,191 $    87,500
    Regal Beloit Corp......................................  91,867   5,604,806
    Republic Services, Inc................................. 387,038  19,839,568
    Resources Connection, Inc..............................  99,846   1,487,705
*   Rexnord Corp........................................... 280,736   5,976,869
*   Roadrunner Transportation Systems, Inc.................  74,195     561,656
    Robert Half International, Inc.........................  74,722   2,730,342
#   Rockwell Automation, Inc...............................  70,845   8,104,668
#   Rockwell Collins, Inc..................................  69,385   5,871,359
#   Rollins, Inc........................................... 155,577   4,384,160
    Roper Technologies, Inc................................  77,718  13,240,038
*   RPX Corp............................................... 124,871   1,257,451
#   RR Donnelley & Sons Co................................. 413,490   7,409,741
*   Rush Enterprises, Inc. Class A.........................  66,775   1,534,490
*   Rush Enterprises, Inc. Class B.........................   8,637     201,501
    Ryder System, Inc...................................... 184,369  12,149,917
*   Saia, Inc..............................................  88,327   2,551,767
#*  Sensata Technologies Holding NV........................ 145,431   5,514,744
    Servotronics, Inc......................................   1,473      13,242
*   SIFCO Industries, Inc..................................   7,118      60,574
    Simpson Manufacturing Co., Inc.........................  96,866   3,952,133
    SkyWest, Inc...........................................  91,028   2,618,876
    Snap-on, Inc...........................................  70,661  11,105,789
#*  SolarCity Corp.........................................  55,287   1,476,163
    Southwest Airlines Co.................................. 765,530  28,332,265
*   SP Plus Corp...........................................  26,773     643,355
#*  Sparton Corp...........................................  11,200     233,072
*   Spirit Aerosystems Holdings, Inc. Class A.............. 202,491   8,784,060
#*  Spirit Airlines, Inc................................... 203,121   8,683,423
#   SPX Corp...............................................  80,563   1,219,724
*   SPX FLOW, Inc..........................................  82,439   2,248,936
    Standex International Corp.............................  35,926   3,190,229
    Stanley Black & Decker, Inc............................ 176,767  21,512,544
    Steelcase, Inc. Class A................................ 251,863   3,652,013
#*  Stericycle, Inc........................................  37,601   3,394,242
#*  Sterling Construction Co., Inc.........................  23,323     135,740
#   Sun Hydraulics Corp....................................  57,326   1,731,245
    Supreme Industries, Inc. Class A.......................  14,584     245,011
#*  Swift Transportation Co................................ 238,044   4,582,347
#*  TASER International, Inc...............................  94,811   2,745,727
#*  Team, Inc..............................................  62,853   1,735,371
#*  Teledyne Technologies, Inc.............................  91,668   9,625,140
    Tennant Co.............................................  47,833   3,065,139
    Terex Corp............................................. 223,328   5,391,138
    Tetra Tech, Inc........................................ 149,854   4,934,692
#   Textainer Group Holdings, Ltd..........................  82,635     981,704
    Textron, Inc........................................... 320,497  12,499,383
*   Thermon Group Holdings, Inc............................  45,816     924,567
    Timken Co. (The)....................................... 205,855   6,885,850
    Titan International, Inc............................... 105,661     698,419
#*  Titan Machinery, Inc...................................  34,120     382,485
    Toro Co. (The).........................................  62,434   5,740,806
#*  TransDigm Group, Inc...................................  20,390   5,699,413

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Industrials -- (Continued)
*   TRC Cos., Inc..........................................  31,592 $   221,776
*   Trex Co., Inc..........................................  70,114   3,400,529
*   TriMas Corp............................................  80,587   1,440,090
*   TriNet Group, Inc......................................  49,016   1,063,157
#   Trinity Industries, Inc................................ 445,173  10,332,465
    Triton International, Ltd..............................  86,087   1,445,401
#   Triumph Group, Inc..................................... 119,630   3,688,193
*   TrueBlue, Inc..........................................  95,516   2,132,872
#*  Tutor Perini Corp...................................... 112,788   2,833,235
    Twin Disc, Inc.........................................  22,640     213,495
    Tyco International P.L.C............................... 290,294  13,228,698
*   Ultralife Corp.........................................  19,679      85,604
    UniFirst Corp..........................................  33,932   3,965,972
    Union Pacific Corp..................................... 697,153  64,870,087
*   United Continental Holdings, Inc....................... 436,585  20,471,471
    United Parcel Service, Inc. Class B.................... 130,524  14,109,644
*   United Rentals, Inc.................................... 257,532  20,517,574
    United Technologies Corp............................... 557,928  60,060,949
    Universal Forest Products, Inc.........................  42,651   4,611,426
    Universal Logistics Holdings, Inc......................  27,780     415,311
    US Ecology, Inc........................................  65,924   2,986,357
*   USA Truck, Inc.........................................  21,309     410,838
#*  USG Corp............................................... 309,259   8,708,733
    Valmont Industries, Inc................................  48,972   6,412,883
*   Vectrus, Inc...........................................  18,697     582,412
*   Verisk Analytics, Inc..................................  82,023   6,994,921
#*  Veritiv Corp...........................................   7,560     319,183
*   Versar, Inc............................................  15,761      22,381
    Viad Corp..............................................  44,598   1,552,902
*   Vicor Corp.............................................  34,427     364,926
*   Virco Manufacturing Corp...............................  11,119      50,147
*   Volt Information Sciences, Inc.........................  23,850     135,468
    VSE Corp...............................................  10,418     662,168
#*  Wabash National Corp................................... 236,122   3,419,047
*   WABCO Holdings, Inc....................................  57,310   5,746,474
#   Wabtec Corp............................................ 133,939   9,174,821
*   Waste Connections, Inc................................. 257,678  19,191,857
    Waste Management, Inc.................................. 233,510  15,439,681
    Watsco, Inc............................................  61,345   8,836,134
    Watsco, Inc. Class B...................................   5,058     727,593
#   Watts Water Technologies, Inc. Class A.................  51,100   3,160,535
#   Werner Enterprises, Inc................................ 239,133   6,007,021
#*  Wesco Aircraft Holdings, Inc........................... 187,782   2,412,999
#*  WESCO International, Inc............................... 108,748   6,061,614
    West Corp.............................................. 132,420   2,927,806
*   Westport Fuel Systems, Inc............................. 100,999     139,379
*   Willdan Group, Inc.....................................  16,716     177,357
#*  Willis Lease Finance Corp..............................   8,926     241,002
#   Woodward, Inc.......................................... 156,896   9,184,692
#   WW Grainger, Inc.......................................  36,977   8,092,416
#*  XPO Logistics, Inc..................................... 230,066   6,814,555
    Xylem, Inc............................................. 318,602  15,232,362

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Industrials -- (Continued)
#*  YRC Worldwide, Inc................................    61,697 $      732,343
                                                                 --------------
Total Industrials.....................................            2,294,290,155
                                                                 --------------
Information Technology -- (16.1%)
#*  3D Systems Corp...................................    49,622        664,439
#*  8x8, Inc..........................................    64,500        886,875
    Accenture P.L.C. Class A..........................   143,122     16,145,593
#*  ACI Worldwide, Inc................................   290,553      5,755,855
    Activision Blizzard, Inc..........................   406,617     16,329,739
*   Actua Corp........................................   120,280      1,200,394
#*  Acxiom Corp.......................................   155,411      3,566,682
*   ADDvantage Technologies Group, Inc................     7,817         15,321
*   Adobe Systems, Inc................................    51,657      5,055,154
    ADTRAN, Inc.......................................    99,368      1,808,498
*   Advanced Energy Industries, Inc...................    86,123      3,506,929
*   Advanced Micro Devices, Inc.......................   819,040      5,618,614
*   Agilysys, Inc.....................................    63,001        719,471
#*  Akamai Technologies, Inc..........................   177,957      8,992,167
*   Alliance Data Systems Corp........................    39,407      9,127,449
*   Alpha & Omega Semiconductor, Ltd..................    62,483        892,882
*   Alphabet, Inc. Class A............................    72,993     57,762,281
*   Alphabet, Inc. Class C............................    78,300     60,196,257
    Amdocs, Ltd.......................................   133,008      7,762,347
    American Software, Inc. Class A...................    46,319        510,899
*   Amkor Technology, Inc.............................   359,052      2,258,437
    Amphenol Corp. Class A............................   131,379      7,819,678
#*  Amtech Systems, Inc...............................    16,226         98,816
    Analog Devices, Inc...............................   224,753     14,345,984
*   Angie's List, Inc.................................    49,651        401,677
*   Anixter International, Inc........................    66,655      4,084,618
*   ANSYS, Inc........................................    91,726      8,196,635
    Apple, Inc........................................ 3,388,840    353,151,016
    Applied Materials, Inc............................   469,595     12,345,653
#*  Applied Optoelectronics, Inc......................     5,228         61,900
*   Arista Networks, Inc..............................    56,520      4,028,180
*   ARRIS International P.L.C.........................   501,102     13,650,018
*   Arrow Electronics, Inc............................   231,515     15,393,432
#*  Aspen Technology, Inc.............................    92,778      3,886,470
    AstroNova, Inc....................................     9,339        148,397
*   Autobytel, Inc....................................     3,757         55,829
#*  Autodesk, Inc.....................................    42,800      2,544,460
    Automatic Data Processing, Inc....................    96,437      8,578,071
*   AVG Technologies NV...............................   126,648      3,132,005
*   Aviat Networks, Inc...............................     7,377         56,213
*   Avid Technology, Inc..............................    87,037        566,611
    Avnet, Inc........................................   278,721     11,455,433
    AVX Corp..........................................   234,355      3,201,289
*   Aware, Inc........................................    27,858        133,440
*   Axcelis Technologies, Inc.........................    79,663        852,394
*   AXT, Inc..........................................   103,221        387,079
#   Badger Meter, Inc.................................    38,738      2,701,588
*   Bankrate, Inc.....................................   141,001      1,123,778
#*  Barracuda Networks, Inc...........................    61,811      1,364,787

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Information Technology -- (Continued)
    Bel Fuse, Inc. Class A..............................     4,354 $     74,192
    Bel Fuse, Inc. Class B..............................    15,126      309,932
#   Belden, Inc.........................................    96,063    7,032,772
*   Benchmark Electronics, Inc..........................    86,360    2,024,278
    Black Box Corp......................................    50,624      691,018
#   Blackbaud, Inc......................................    75,206    5,027,521
#*  Blackhawk Network Holdings, Inc.....................   140,903    4,902,015
*   Blucora, Inc........................................    75,507      770,926
    Booz Allen Hamilton Holding Corp....................   164,821    5,089,672
#*  Bottomline Technologies de, Inc.....................    63,828    1,347,409
    Broadcom, Ltd.......................................   160,505   25,998,600
    Broadridge Financial Solutions, Inc.................   127,150    8,605,512
#*  BroadSoft, Inc......................................     2,789      125,031
#*  BroadVision, Inc....................................     6,453       38,847
    Brocade Communications Systems, Inc................. 1,097,705   10,208,657
    Brooks Automation, Inc..............................   194,491    2,436,972
*   BSQUARE Corp........................................    30,337      158,966
    CA, Inc.............................................   502,824   17,422,852
    Cabot Microelectronics Corp.........................    55,242    2,906,834
*   CACI International, Inc. Class A....................    71,231    6,790,451
*   Cadence Design Systems, Inc.........................   306,342    7,367,525
*   CalAmp Corp.........................................    93,192    1,323,326
*   Calix, Inc..........................................   143,467    1,107,565
#*  Cardtronics P.L.C. Class A..........................   160,452    7,058,283
*   Cartesian, Inc......................................     3,573        2,580
#   Cass Information Systems, Inc.......................    20,708    1,076,195
    CDK Global, Inc.....................................    40,195    2,322,869
    CDW Corp............................................   202,774    8,705,088
*   Ceva, Inc...........................................    46,932    1,410,776
*   Ciber, Inc..........................................   262,652      367,713
#*  Ciena Corp..........................................   201,811    3,872,753
*   Cimpress NV.........................................    48,517    4,599,412
*   Cirrus Logic, Inc...................................   175,073    8,506,797
    Cisco Systems, Inc.................................. 4,351,559  132,853,096
*   Citrix Systems, Inc.................................    62,810    5,598,255
#*  Clearfield, Inc.....................................    20,285      405,903
#   Cognex Corp.........................................   112,909    5,100,100
*   Cognizant Technology Solutions Corp. Class A........   224,463   12,904,378
*   Coherent, Inc.......................................    57,538    6,101,905
    Cohu, Inc...........................................    61,232      646,610
#*  CommerceHub, Inc. Series A..........................    23,879      336,698
#*  CommerceHub, Inc. Series C..........................    47,759      668,620
#*  CommScope Holding Co., Inc..........................   367,972   11,020,761
    Communications Systems, Inc.........................    17,110      125,587
#   Computer Sciences Corp..............................   224,694   10,747,114
    Computer Task Group, Inc............................    30,804      151,248
    Comtech Telecommunications Corp.....................    40,925      534,890
    Concurrent Computer Corp............................    14,271       73,068
#   Convergys Corp......................................   182,520    4,864,158
*   CoreLogic, Inc......................................   198,417    7,992,237
    Corning, Inc........................................   544,127   12,090,502
#*  CoStar Group, Inc...................................    19,600    4,074,840
*   Covisint Corp.......................................    46,719      102,315

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Information Technology -- (Continued)
#*  Cray, Inc............................................    75,196 $ 2,373,186
*   Cree, Inc............................................   197,722   5,654,849
#   CSG Systems International, Inc.......................   107,960   4,346,470
    CSP, Inc.............................................     2,797      23,383
    CSRA, Inc............................................   168,743   4,542,562
    CTS Corp.............................................    53,696   1,026,131
*   CyberOptics Corp.....................................    10,031     173,235
#   Cypress Semiconductor Corp...........................   653,937   7,611,827
#   Daktronics, Inc......................................    95,453     617,581
*   Datalink Corp........................................    55,757     478,395
*   Demand Media, Inc....................................    64,844     375,447
*   Determine, Inc.......................................       538       1,022
*   DHI Group, Inc.......................................   201,490   1,468,862
#   Diebold, Inc.........................................   191,909   5,419,510
*   Digi International, Inc..............................    62,231     691,386
*   Diodes, Inc..........................................    96,280   1,782,143
#   Dolby Laboratories, Inc. Class A.....................   128,899   6,484,909
*   DSP Group, Inc.......................................    44,128     477,906
    DST Systems, Inc.....................................    97,377  12,009,505
*   DTS, Inc.............................................    44,313   1,231,458
    EarthLink Holdings Corp..............................   323,471   2,193,133
*   eBay, Inc............................................   374,607  11,672,754
#   Ebix, Inc............................................    58,742   3,132,123
*   EchoStar Corp. Class A...............................   109,766   4,275,386
*   Edgewater Technology, Inc............................    10,488      91,036
    Electro Rent Corp....................................    42,528     657,908
*   Electro Scientific Industries, Inc...................    54,702     370,333
*   Electronic Arts, Inc.................................   118,019   9,007,210
#*  Electronics For Imaging, Inc.........................    94,433   4,182,438
*   Ellie Mae, Inc.......................................    21,253   1,957,614
*   eMagin Corp..........................................    12,094      29,147
    EMC Corp............................................. 1,307,007  36,962,158
#*  Emcore Corp..........................................    55,153     357,391
*   Endurance International Group Holdings, Inc..........    64,824     582,120
#*  EnerNOC, Inc.........................................    73,715     551,388
*   Entegris, Inc........................................   302,067   5,162,325
#*  Envestnet, Inc.......................................    26,663   1,017,727
#*  EPAM Systems, Inc....................................    79,722   5,599,673
    Epiq Systems, Inc....................................    64,249   1,049,829
*   ePlus, Inc...........................................    12,730   1,070,720
*   Euronet Worldwide, Inc...............................   108,819   8,298,537
*   Everi Holdings, Inc..................................   189,908     360,825
*   Everyday Health, Inc.................................     4,747      38,736
*   Exar Corp............................................   101,847     853,478
*   ExlService Holdings, Inc.............................    73,338   3,630,964
*   Extreme Networks, Inc................................   155,567     605,156
#*  F5 Networks, Inc.....................................    32,518   4,013,372
*   Fabrinet.............................................    71,616   2,704,220
*   Facebook, Inc. Class A...............................   324,591  40,229,809
#   Fair Isaac Corp......................................    78,655   9,960,869
*   Fairchild Semiconductor International, Inc...........   338,537   6,682,720
#*  FalconStor Software, Inc.............................    50,770      59,401
*   FARO Technologies, Inc...............................    32,634   1,138,274

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Information Technology -- (Continued)
    FEI Co..............................................    66,714 $  7,099,704
    Fidelity National Information Services, Inc.........   312,918   24,886,369
#*  Finisar Corp........................................   263,007    4,934,011
*   FireEye, Inc........................................    42,598      742,057
#*  First Solar, Inc....................................   219,828   10,261,571
*   Fiserv, Inc.........................................   147,752   16,305,911
*   FleetCor Technologies, Inc..........................   104,966   15,921,243
*   Flextronics International, Ltd...................... 1,008,494   12,777,619
    FLIR Systems, Inc...................................   329,580   10,737,716
*   FormFactor, Inc.....................................   170,813    1,597,102
    Forrester Research, Inc.............................    36,724    1,503,113
*   Fortinet, Inc.......................................    49,314    1,710,703
*   Frequency Electronics, Inc..........................    10,710      114,811
#*  Gartner, Inc........................................    40,378    4,047,895
*   Genpact, Ltd........................................   345,287    9,243,333
*   GigPeak, Inc........................................     3,988        7,537
    Global Payments, Inc................................   275,487   20,567,859
    GlobalSCAPE, Inc....................................    11,741       40,037
*   Globant SA..........................................     5,735      241,960
#*  Glu Mobile, Inc.....................................    88,788      207,764
#*  Great Elm Capital Group, Inc........................     6,928       42,261
#*  GrubHub, Inc........................................    96,962    3,676,799
*   GSE Systems, Inc....................................    19,854       46,458
#*  GSI Technology, Inc.................................    23,969      116,729
#*  GTT Communications, Inc.............................   164,251    3,372,073
#*  Guidewire Software, Inc.............................    53,843    3,309,729
    Hackett Group, Inc. (The)...........................    95,058    1,272,827
#*  Harmonic, Inc.......................................   263,382      866,527
    Harris Corp.........................................   115,430    9,998,547
    Hewlett Packard Enterprise Co....................... 1,807,285   37,989,131
    HP, Inc............................................. 1,097,156   15,371,156
#*  Hutchinson Technology, Inc..........................    36,975       72,841
    IAC/InterActiveCorp.................................   150,896    8,745,932
*   ID Systems, Inc.....................................    15,829       79,303
#*  Identiv, Inc........................................     2,529        4,957
*   IEC Electronics Corp................................     9,658       50,028
*   II-VI, Inc..........................................   117,455    2,360,846
*   Imation Corp........................................    54,588       57,317
#*  Immersion Corp......................................    28,268      212,293
#*  Infinera Corp.......................................   187,103    1,639,022
    Ingram Micro, Inc. Class A..........................   312,395   10,696,405
*   Innodata, Inc.......................................    31,335       79,278
*   Insight Enterprises, Inc............................    94,544    2,514,870
*   Integrated Device Technology, Inc...................   293,754    6,459,650
    Intel Corp.......................................... 5,141,165  179,221,012
#   Intelligent Systems Corp............................       629        2,491
#   InterDigital, Inc...................................   124,591    7,357,099
*   Internap Corp.......................................   164,053      364,198
    International Business Machines Corp................   211,713   34,005,342
#   Intersil Corp. Class A..............................   266,670    4,074,718
*   inTEST Corp.........................................     3,806       15,300
*   Intevac, Inc........................................    31,727      181,796
*   IntraLinks Holdings, Inc............................    94,353      656,697

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Information Technology -- (Continued)
*   IntriCon Corp.......................................     8,894 $     47,850
    Intuit, Inc.........................................    54,398    6,037,634
*   Inuvo, Inc..........................................    13,129       21,138
#*  IPG Photonics Corp..................................   114,829    9,678,936
*   Iteris, Inc.........................................    12,775       44,457
#*  Itron, Inc..........................................    82,906    3,539,257
*   Ixia................................................   143,024    1,644,776
    IXYS Corp...........................................    75,650      827,611
#   j2 Global, Inc......................................   112,060    7,490,090
    Jabil Circuit, Inc..................................   578,018   11,762,666
    Jack Henry & Associates, Inc........................   107,625    9,605,531
    Juniper Networks, Inc...............................   304,260    6,903,659
*   Kemet Corp..........................................    66,332      228,182
*   Key Tronic Corp.....................................    14,320      107,973
*   Keysight Technologies, Inc..........................   337,986    9,882,711
*   Kimball Electronics, Inc............................    38,844      490,211
    KLA-Tencor Corp.....................................   130,177    9,855,701
*   Knowles Corp........................................    73,055      981,859
#*  Kopin Corp..........................................   102,311      238,385
*   Kulicke & Soffa Industries, Inc.....................   218,968    2,750,238
*   KVH Industries, Inc.................................    26,931      244,264
    Lam Research Corp...................................   151,919   13,637,769
#*  Lattice Semiconductor Corp..........................   305,112    1,833,723
#   Leidos Holdings, Inc................................   192,112    9,607,521
    Lexmark International, Inc. Class A.................   164,792    6,042,923
*   LGL Group, Inc. (The)...............................     2,633        9,347
*   Limelight Networks, Inc.............................   175,465      296,536
#   Linear Technology Corp..............................   111,337    6,679,107
*   LinkedIn Corp. Class A..............................     7,704    1,484,792
*   Lionbridge Technologies, Inc........................   165,081      744,515
*   Liquidity Services, Inc.............................    12,281       99,230
    Littelfuse, Inc.....................................    41,426    5,179,079
*   Lumentum Holdings, Inc..............................    76,006    2,299,182
#*  MACOM Technology Solutions Holdings, Inc............    97,014    3,833,023
#*  Magnachip Semiconductor Corp........................    61,702      367,127
#*  Manhattan Associates, Inc...........................   151,364    8,786,680
    ManTech International Corp. Class A.................    63,337    2,502,445
*   Marchex, Inc. Class B...............................    38,409      121,757
    Marvell Technology Group, Ltd.......................   715,969    8,412,636
    MasterCard, Inc. Class A............................   227,276   21,645,766
*   Mattersight Corp....................................     4,475       19,377
    Maxim Integrated Products, Inc......................   114,934    4,687,009
#   MAXIMUS, Inc........................................   147,744    8,705,076
#*  MaxLinear, Inc. Class A.............................    54,807    1,195,341
*   Maxwell Technologies, Inc...........................    55,751      306,631
*   MeetMe, Inc.........................................    17,594      113,129
    Mentor Graphics Corp................................   288,159    6,155,076
#   Mesa Laboratories, Inc..............................     6,673      771,599
    Methode Electronics, Inc............................    98,324    3,444,290
#   Microchip Technology, Inc...........................   284,600   15,835,144
*   Micron Technology, Inc.............................. 1,306,206   17,947,270
#*  Microsemi Corp......................................   247,518    9,653,202
    Microsoft Corp...................................... 3,539,615  200,625,378

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Information Technology -- (Continued)
*   MicroStrategy, Inc. Class A..........................    25,310 $ 4,426,466
#   MKS Instruments, Inc.................................   131,192   5,992,851
    MOCON, Inc...........................................     8,521     123,469
#*  ModusLink Global Solutions, Inc......................   102,090     130,675
*   MoneyGram International, Inc.........................    59,535     414,364
    Monolithic Power Systems, Inc........................    48,565   3,531,647
    Monotype Imaging Holdings, Inc.......................    74,848   1,481,242
*   Monster Worldwide, Inc...............................   308,883     781,474
*   MoSys, Inc...........................................     2,793       1,424
    Motorola Solutions, Inc..............................    51,737   3,589,513
    MTS Systems Corp.....................................    38,174   1,810,593
*   Nanometrics, Inc.....................................    47,952     960,958
*   Napco Security Technologies, Inc.....................    17,222     125,204
#   National Instruments Corp............................   203,091   5,824,650
    NCI, Inc. Class A....................................    11,541     146,455
*   NCR Corp.............................................   337,738  11,135,222
#*  NeoPhotonics Corp....................................   109,107   1,369,293
    NetApp, Inc..........................................   329,417   8,680,138
#*  NETGEAR, Inc.........................................    78,648   4,044,867
#*  NetScout Systems, Inc................................    72,152   2,018,813
#*  NetSuite, Inc........................................    15,289   1,664,208
#*  NeuStar, Inc. Class A................................    56,098   1,413,109
    NIC, Inc.............................................    99,635   2,323,488
*   Novanta, Inc.........................................    70,599   1,109,110
#*  Novatel Wireless, Inc................................    48,740      86,757
*   Nuance Communications, Inc...........................   635,774  10,216,888
#*  Numerex Corp. Class A................................    18,298     139,614
    NVE Corp.............................................     2,311     131,819
#   NVIDIA Corp..........................................   458,835  26,199,479
#*  Oclaro, Inc..........................................   106,869     612,359
*   ON Semiconductor Corp................................ 1,213,509  12,171,495
#*  Onvia, Inc...........................................     1,484       5,624
    Optical Cable Corp...................................     8,150      18,012
    Oracle Corp.......................................... 1,315,382  53,983,277
#*  OSI Systems, Inc.....................................    44,232   2,630,477
#*  Palo Alto Networks, Inc..............................    14,766   1,932,722
*   PAR Technology Corp..................................    17,200      88,580
    Park Electrochemical Corp............................    30,476     493,711
#   Paychex, Inc.........................................   179,484  10,639,812
#*  Paycom Software, Inc.................................    87,090   4,111,519
*   PayPal Holdings, Inc.................................   356,807  13,287,493
    PC Connection, Inc...................................    47,164   1,217,303
    PC-Tel, Inc..........................................    30,780     156,055
*   PCM, Inc.............................................    16,586     275,659
*   PDF Solutions, Inc...................................    64,089   1,057,469
    Pegasystems, Inc.....................................   134,151   3,742,813
*   Perceptron, Inc......................................    10,412      50,811
*   Perficient, Inc......................................    73,309   1,628,926
*   PFSweb, Inc..........................................    51,031     505,717
*   Photronics, Inc......................................   126,569   1,222,657
    Plantronics, Inc.....................................    91,709   4,424,042
*   Plexus Corp..........................................    76,313   3,505,819
*   Polycom, Inc.........................................   343,439   4,255,209

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Information Technology -- (Continued)
    Power Integrations, Inc..............................    55,599 $ 3,173,035
*   PRGX Global, Inc.....................................    39,286     186,609
*   Progress Software Corp...............................   101,383   2,946,190
#*  PTC, Inc.............................................   144,750   5,750,918
    QAD, Inc. Class A....................................    21,895     414,253
    QAD, Inc. Class B....................................     5,440      96,506
*   QLogic Corp..........................................   272,551   4,229,992
*   Qorvo, Inc...........................................   134,256   8,489,007
    QUALCOMM, Inc........................................ 1,271,328  79,559,706
*   Qualstar Corp........................................     1,349       6,367
#*  Qualys, Inc..........................................    28,095     881,902
#*  QuinStreet, Inc......................................    24,924      90,474
*   Qumu Corp............................................    13,779      51,120
#*  Rackspace Hosting, Inc...............................   325,088   7,616,812
*   Radisys Corp.........................................    40,860     196,945
#*  Rambus, Inc..........................................   240,241   3,248,058
#*  RealNetworks, Inc....................................   173,849     752,766
*   RealPage, Inc........................................     4,734     119,060
*   Red Hat, Inc.........................................    60,958   4,589,528
    Reis, Inc............................................    16,269     411,280
    RELM Wireless Corp...................................     4,040      20,887
*   RetailMeNot, Inc.....................................     6,507      54,333
#   RF Industries, Ltd...................................    10,694      24,596
    Richardson Electronics, Ltd..........................    20,031     125,995
*   Rightside Group, Ltd.................................     9,831     117,972
*   Rofin-Sinar Technologies, Inc........................    66,296   2,094,954
*   Rogers Corp..........................................    38,698   2,648,491
*   Rosetta Stone, Inc...................................    37,189     286,355
#*  Rovi Corp............................................   257,529   4,844,120
#*  Rubicon Project, Inc. (The)..........................    28,729     405,653
*   Rudolph Technologies, Inc............................   104,787   1,846,347
    Sabre Corp...........................................    95,782   2,792,045
*   salesforce.com, Inc..................................    50,500   4,130,900
*   Sanmina Corp.........................................   215,514   5,461,125
*   ScanSource, Inc......................................    67,705   2,777,936
    Science Applications International Corp..............   133,956   8,139,167
#*  Seachange International, Inc.........................   115,166     368,531
#   Seagate Technology P.L.C.............................   164,496   5,268,807
*   Semtech Corp.........................................   118,098   3,002,051
*   ServiceNow, Inc......................................    25,753   1,929,415
#*  ServiceSource International, Inc.....................     7,645      34,555
*   Sevcon, Inc..........................................     1,585      14,978
*   ShoreTel, Inc........................................   121,046     888,478
#*  Shutterstock, Inc....................................    17,127     943,526
*   Sigma Designs, Inc...................................    83,428     558,968
*   Silicon Graphics International Corp..................    10,000      54,000
*   Silicon Laboratories, Inc............................    84,782   4,517,185
*   Silver Spring Networks, Inc..........................    33,485     420,906
#   Skyworks Solutions, Inc..............................   227,263  15,003,903
*   SMTC Corp............................................     1,900       3,211
*   Sonic Foundry, Inc...................................       619       3,652
*   Sonus Networks, Inc..................................   175,637   1,513,991
#*  Splunk, Inc..........................................    27,542   1,722,477

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Information Technology -- (Continued)
#   SS&C Technologies Holdings, Inc...................... 232,268 $ 7,483,675
#*  Stamps.com, Inc......................................  32,053   2,429,778
*   StarTek, Inc.........................................  16,081      67,862
#*  Stratasys, Ltd.......................................  76,715   1,606,412
#*  SunPower Corp........................................ 280,359   4,087,634
*   Super Micro Computer, Inc............................ 120,626   2,599,490
*   Sykes Enterprises, Inc............................... 112,319   3,447,070
    Symantec Corp........................................ 808,688  16,521,496
#*  Synaptics, Inc.......................................  97,012   5,039,773
#*  Synchronoss Technologies, Inc........................  95,795   3,576,985
#   SYNNEX Corp.......................................... 105,355  10,591,338
*   Synopsys, Inc........................................ 114,582   6,205,761
#*  Syntel, Inc.......................................... 148,245   6,716,981
*   Systemax, Inc........................................  51,897     464,478
*   Tableau Software, Inc. Class A.......................  13,101     740,338
#*  Take-Two Interactive Software, Inc................... 123,987   4,981,798
#*  Tangoe, Inc..........................................  12,583     101,796
    TE Connectivity, Ltd................................. 283,274  17,075,757
#*  Tech Data Corp....................................... 109,568   8,538,634
*   TechTarget, Inc......................................   5,601      51,081
*   Telenav, Inc.........................................  92,674     461,517
    TeleTech Holdings, Inc............................... 126,750   3,617,445
#*  Teradata Corp........................................ 211,762   6,009,806
    Teradyne, Inc........................................ 492,321   9,723,340
    Tessco Technologies, Inc.............................  14,125     189,840
    Tessera Technologies, Inc............................ 176,531   5,673,706
    Texas Instruments, Inc............................... 310,900  21,685,275
*   TiVo, Inc............................................ 255,786   2,695,984
    Total System Services, Inc........................... 241,357  12,289,898
    TransAct Technologies, Inc...........................  12,325      94,410
    Travelport Worldwide, Ltd............................ 123,800   1,670,062
*   Travelzoo, Inc.......................................   8,293      84,589
#*  Trimble Navigation, Ltd.............................. 248,853   6,579,673
*   Trio-Tech International..............................   3,963      13,989
#*  TrueCar, Inc.........................................   3,889      36,440
*   TSR, Inc.............................................     751       3,980
*   TTM Technologies, Inc................................ 229,631   2,284,828
#*  Twitter, Inc.........................................  11,007     183,156
#*  Tyler Technologies, Inc..............................  33,610   5,479,102
#*  Ubiquiti Networks, Inc...............................  78,505   3,510,744
#*  Ultimate Software Group, Inc. (The)..................  23,223   4,855,929
*   Ultra Clean Holdings, Inc............................  36,682     234,398
*   Ultratech, Inc.......................................  88,176   2,155,021
#*  Unisys Corp..........................................  75,416     747,373
#*  Universal Display Corp...............................  42,087   2,981,443
*   Universal Security Instruments, Inc..................   1,873       5,900
#*  USA Technologies, Inc................................  16,331      77,082
*   Vantiv, Inc. Class A................................. 173,607   9,508,455
*   VASCO Data Security International, Inc...............  10,938     182,774
#*  Veeco Instruments, Inc...............................  85,870   1,440,040
#*  VeriFone Systems, Inc................................ 238,805   4,575,504
*   Verint Systems, Inc..................................  83,483   2,944,445
#*  VeriSign, Inc........................................  43,176   3,739,473

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Information Technology -- (Continued)
#*  ViaSat, Inc.......................................   107,003 $    7,900,031
#*  Viavi Solutions, Inc..............................   445,421      3,175,852
*   Vicon Industries, Inc.............................     3,400          2,856
*   Virtusa Corp......................................    54,146      1,472,771
#   Visa, Inc. Class A................................   547,188     42,708,023
#   Vishay Intertechnology, Inc.......................   237,364      3,164,062
*   Vishay Precision Group, Inc.......................    24,604        323,543
#*  VMware, Inc. Class A..............................     8,843        645,362
    Wayside Technology Group, Inc.....................     5,310         96,217
*   Web.com Group, Inc................................   180,800      3,409,888
#*  WebMD Health Corp.................................    60,695      3,703,002
*   Westell Technologies, Inc. Class A................    72,666         39,966
#   Western Digital Corp..............................   196,632      9,341,986
#   Western Union Co. (The)...........................   263,474      5,269,480
#*  WEX, Inc..........................................    83,533      7,825,371
*   Wireless Telecom Group, Inc.......................     9,995         14,593
#*  Workday, Inc. Class A.............................    19,500      1,625,130
*   Xcerra Corp.......................................    93,311        569,197
    Xerox Corp........................................ 1,409,443     14,517,263
    Xilinx, Inc.......................................   281,113     14,359,252
*   XO Group, Inc.....................................    57,631      1,050,613
*   Xura, Inc.........................................     1,176         29,224
*   Yahoo!, Inc.......................................   328,847     12,558,667
*   Yelp, Inc.........................................     4,779        153,740
#*  Zebra Technologies Corp. Class A..................    84,175      4,462,117
*   Zedge, Inc. Class B...............................    24,094        100,231
#*  Zillow Group, Inc. Class A........................   105,432      4,155,075
#*  Zillow Group, Inc. Class C........................    59,145      2,321,441
*   Zix Corp..........................................   119,194        483,928
*   Zynga, Inc. Class A............................... 1,747,822      5,016,249
                                                                 --------------
Total Information Technology..........................            2,982,472,932
                                                                 --------------
Materials -- (4.4%)
    A Schulman, Inc...................................    63,408      1,858,488
#*  A. M. Castle & Co.................................    37,054         51,505
    AEP Industries, Inc...............................    21,569      1,735,442
    Air Products & Chemicals, Inc.....................    78,799     11,774,147
#*  AK Steel Holding Corp.............................    85,119        558,381
#   Albemarle Corp....................................   131,296     11,051,184
#   Alcoa, Inc........................................ 1,107,391     11,760,492
#   Allegheny Technologies, Inc.......................   205,814      3,665,547
*   American Biltrite, Inc............................        36          8,550
    American Vanguard Corp............................    71,477      1,063,578
    Ampco-Pittsburgh Corp.............................    14,266        188,454
#   AptarGroup, Inc...................................   151,647     11,855,762
    Ashland, Inc......................................    68,071      7,708,360
    Avery Dennison Corp...............................   188,259     14,663,493
*   Axalta Coating Systems, Ltd.......................   106,751      3,047,741
#   Axiall Corp.......................................   137,398      4,486,045
#   Balchem Corp......................................    86,688      5,536,763
#   Ball Corp.........................................    64,595      4,564,929
    Bemis Co., Inc....................................   257,764     13,156,275
*   Berry Plastics Group, Inc.........................   138,004      5,658,164

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES     VALUE+
                                                         --------- -----------
Materials -- (Continued)
*   Boise Cascade Co....................................   103,921 $ 2,823,534
    Cabot Corp..........................................   118,194   5,754,866
    Calgon Carbon Corp..................................   123,082   1,698,532
#   Carpenter Technology Corp...........................   116,672   4,579,376
    Celanese Corp. Series A.............................   210,498  13,349,783
#*  Century Aluminum Co.................................   207,823   1,577,377
#   CF Industries Holdings, Inc.........................   393,730   9,717,256
#   Chase Corp..........................................    19,227   1,164,964
    Chemours Co. (The)..................................    64,406     598,976
*   Chemtura Corp.......................................   191,796   5,387,550
*   Clearwater Paper Corp...............................    47,520   2,989,483
*   Codexis, Inc........................................    13,246      57,620
*   Coeur Mining, Inc...................................   298,246   4,569,129
#   Commercial Metals Co................................   352,868   5,836,437
#   Compass Minerals International, Inc.................   108,941   7,581,204
#*  Contango ORE, Inc...................................     1,821      22,854
*   Core Molding Technologies, Inc......................    18,051     287,372
*   Crown Holdings, Inc.................................    75,455   3,996,851
#   Deltic Timber Corp..................................    19,817   1,365,788
    Domtar Corp.........................................   169,266   6,664,002
    Dow Chemical Co. (The)..............................   878,752  47,162,620
#   Eagle Materials, Inc................................   104,847   8,801,906
    Eastman Chemical Co.................................   219,523  14,319,485
    Ecolab, Inc.........................................   103,663  12,271,626
    EI du Pont de Nemours & Co..........................   257,634  17,820,544
*   Ferro Corp..........................................   283,832   3,678,463
    Ferroglobe P.L.C....................................   159,968   1,490,902
#*  Flotek Industries, Inc..............................    98,253   1,395,193
#   FMC Corp............................................   119,682   5,689,682
#   Freeport-McMoRan, Inc............................... 1,189,527  15,416,270
    Friedman Industries, Inc............................    13,567      78,146
    FutureFuel Corp.....................................    69,993     802,120
*   GCP Applied Technologies, Inc.......................    39,559   1,089,059
    Graphic Packaging Holding Co........................ 1,040,397  14,191,015
#   Greif, Inc. Class A.................................    68,863   2,763,472
#   Greif, Inc. Class B.................................    28,377   1,503,130
*   Handy & Harman, Ltd.................................     2,707      75,444
#   Hawkins, Inc........................................    21,301     910,405
#   Haynes International, Inc...........................    25,149     955,159
    HB Fuller Co........................................   125,569   5,846,493
*   Headwaters, Inc.....................................   226,532   4,505,721
#   Hecla Mining Co.....................................   764,724   4,963,059
    Huntsman Corp.......................................   682,779  10,555,763
*   Ingevity Corp.......................................    43,110   1,649,820
    Innophos Holdings, Inc..............................    47,615   2,050,302
    Innospec, Inc.......................................    59,730   3,002,627
#   International Flavors & Fragrances, Inc.............    35,484   4,728,243
    International Paper Co..............................   574,992  26,340,383
#*  Intrepid Potash, Inc................................   102,060     131,657
    Kaiser Aluminum Corp................................    34,717   2,876,303
    KapStone Paper and Packaging Corp...................   307,674   4,393,585
    KMG Chemicals, Inc..................................    27,458     754,820
*   Koppers Holdings, Inc...............................    79,517   2,514,327

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Materials -- (Continued)
*   Kraton Performance Polymers, Inc.....................  75,444 $ 2,256,530
#   Kronos Worldwide, Inc................................  91,540     517,201
*   Louisiana-Pacific Corp............................... 281,211   5,680,462
#*  LSB Industries, Inc..................................  62,607     724,989
    LyondellBasell Industries NV Class A................. 200,783  15,110,929
#   Martin Marietta Materials, Inc.......................  53,555  10,852,921
    Materion Corp........................................  59,507   1,571,580
#   McEwen Mining, Inc................................... 271,668   1,206,206
    Mercer International, Inc............................ 122,236     964,442
    Minerals Technologies, Inc...........................  75,783   4,945,599
    Monsanto Co.......................................... 169,464  18,093,671
#   Mosaic Co. (The)..................................... 424,256  11,454,912
    Myers Industries, Inc................................ 124,459   1,860,662
    Neenah Paper, Inc....................................  56,265   4,244,069
#   NewMarket Corp.......................................  16,011   6,851,747
    Newmont Mining Corp.................................. 642,946  28,289,624
*   Northern Technologies International Corp.............   5,900      82,954
    Nucor Corp........................................... 357,425  19,172,277
#   Olin Corp............................................ 628,630  13,138,367
    Olympic Steel, Inc...................................  36,819   1,055,232
*   OMNOVA Solutions, Inc................................  78,792     746,160
*   Owens-Illinois, Inc.................................. 459,462   8,633,291
    Packaging Corp. of America........................... 178,078  13,300,646
    PH Glatfelter Co.....................................  77,433   1,599,766
#*  Platform Specialty Products Corp..................... 395,839   3,641,719
#   PolyOne Corp......................................... 217,221   7,617,940
    PPG Industries, Inc..................................  62,098   6,502,282
    Praxair, Inc.........................................  85,543   9,969,181
    Quaker Chemical Corp.................................  33,614   3,215,515
#   Rayonier Advanced Materials, Inc.....................  29,371     404,439
*   Real Industry, Inc...................................   7,576      59,396
    Reliance Steel & Aluminum Co......................... 166,545  13,063,790
#*  Rentech, Inc.........................................  29,603      75,784
*   Resolute Forest Products, Inc........................  20,278     111,935
#   Royal Gold, Inc...................................... 132,341  11,188,108
#   RPM International, Inc............................... 189,108  10,261,000
*   Ryerson Holding Corp.................................  13,472     194,536
#   Schnitzer Steel Industries, Inc. Class A.............  94,222   1,836,387
    Schweitzer-Mauduit International, Inc................  64,914   2,454,398
#   Scotts Miracle-Gro Co. (The) Class A.................  92,636   6,831,905
    Sealed Air Corp...................................... 185,920   8,771,706
    Sensient Technologies Corp...........................  92,598   6,836,510
    Sherwin-Williams Co. (The)...........................  19,100   5,724,843
#   Silgan Holdings, Inc................................. 145,230   7,200,503
#   Sonoco Products Co................................... 283,487  14,437,993
#   Southern Copper Corp.................................  67,349   1,750,400
    Steel Dynamics, Inc.................................. 543,691  14,581,793
    Stepan Co............................................  43,206   2,778,578
#*  Stillwater Mining Co................................. 278,905   4,267,246
    SunCoke Energy, Inc.................................. 139,839   1,066,972
    Synalloy Corp........................................  11,060      84,388
    TimkenSteel Corp.....................................  78,412     785,688
*   Trecora Resources....................................  13,281     151,802

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Materials -- (Continued)
            Tredegar Corp...............................    44,962 $    795,827
            Trinseo SA..................................    83,622    4,163,539
#           Tronox, Ltd. Class A........................    96,273      624,812
            United States Lime & Minerals, Inc..........     9,188      578,844
#           United States Steel Corp....................   316,551    8,701,987
*           Universal Stainless & Alloy Products,
              Inc.......................................    10,522      123,002
#*          US Concrete, Inc............................    65,137    4,201,336
#           Valhi, Inc..................................    69,098      128,522
            Valspar Corp. (The).........................    67,225    7,157,446
            Vulcan Materials Co.........................   127,191   15,769,140
#           Westlake Chemical Corp......................   160,950    7,361,853
            WestRock Co.................................   258,661   11,099,143
            Worthington Industries, Inc.................   154,045    6,825,734
            WR Grace & Co...............................    39,559    2,961,782
                                                                   ------------
Total Materials.........................................            807,857,939
                                                                   ------------
Other -- (0.0%)
(degrees)*  Concord Camera Corp. Escrow Shares..........     2,339           --
(degrees)*  FRD Acquisition Co. Escrow Shares...........     4,235           --
(degrees)*  Gerber Scientific, Inc. Escrow Shares.......    30,731           --
(degrees)*  Softbrands, Inc. Escrow Shares..............    14,700           --
                                                                   ------------
Total Other.............................................                     --
                                                                   ------------
Real Estate Investment Trusts -- (0.0%)
            Forest City Realty Trust, Inc. Class B......     9,738      230,985
                                                                   ------------
Telecommunication Services -- (2.8%)
*           Alaska Communications Systems Group, Inc....     1,200        1,992
            AT&T, Inc................................... 5,871,384  254,172,213
            ATN International, Inc......................    28,968    2,129,727
#*          Boingo Wireless, Inc........................    80,885      740,907
            CenturyLink, Inc............................ 1,165,201   36,633,919
*           Cincinnati Bell, Inc........................   503,776    2,518,880
#           Cogent Communications Holdings, Inc.........   110,650    4,728,074
#           Consolidated Communications Holdings,
              Inc.......................................   152,282    4,256,282
#*          FairPoint Communications, Inc...............    11,718      189,714
#           Frontier Communications Corp................ 1,350,499    7,022,595
*           General Communication, Inc. Class A.........   132,110    2,033,173
*           Hawaiian Telcom Holdco, Inc.................       367        8,147
            IDT Corp. Class B...........................    72,282    1,103,023
#           Inteliquent, Inc............................   138,554    2,847,285
*           Intelsat SA.................................    13,513       31,080
#*          Iridium Communications, Inc.................   104,650      939,757
*           Level 3 Communications, Inc.................   282,798   14,309,579
*           Lumos Networks Corp.........................    36,481      426,828
#*          ORBCOMM, Inc................................   124,474    1,318,180
*           SBA Communications Corp. Class A............    60,940    7,008,100
#           Shenandoah Telecommunications Co............   178,644    7,338,696
            Spok Holdings, Inc..........................    42,102      778,045
#*          Sprint Corp................................. 1,026,056    6,299,984
#*          Straight Path Communications, Inc.
              Class B...................................     5,827      106,284
#*          T-Mobile US, Inc............................   249,193   11,547,604
            Telephone & Data Systems, Inc...............   239,286    7,535,116

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Telecommunication Services -- (Continued)
*   United States Cellular Corp.........................    55,512 $  2,245,460
    Verizon Communications, Inc......................... 2,522,021  139,745,184
*   Vonage Holdings Corp................................   375,899    2,229,081
    Windstream Holdings, Inc............................   252,776    2,353,345
                                                                   ------------
Total Telecommunication Services........................            522,598,254
                                                                   ------------
Utilities -- (2.1%)
    AES Corp............................................   363,859    4,493,659
    ALLETE, Inc.........................................    78,524    5,013,757
    Alliant Energy Corp.................................    91,536    3,684,324
    Ameren Corp.........................................    72,928    3,824,344
    American Electric Power Co., Inc....................    88,791    6,153,216
#   American States Water Co............................    75,136    3,245,875
#   American Water Works Co., Inc.......................    68,777    5,679,605
#   Aqua America, Inc...................................   184,053    6,375,596
#   Artesian Resources Corp. Class A....................    10,056      342,809
    Atmos Energy Corp...................................    99,566    7,944,371
#   Avangrid, Inc.......................................    87,236    3,937,833
#   Avista Corp.........................................   114,436    4,977,966
    Black Hills Corp....................................    71,264    4,493,195
#   California Water Service Group......................    88,890    2,998,260
*   Calpine Corp........................................   834,723   11,469,094
#   CenterPoint Energy, Inc.............................   121,531    2,907,022
    Chesapeake Utilities Corp...........................    30,794    1,972,972
    CMS Energy Corp.....................................   104,097    4,703,102
    Connecticut Water Service, Inc......................    25,847    1,319,489
#   Consolidated Edison, Inc............................   103,242    8,267,619
    Consolidated Water Co., Ltd.........................    20,526      275,664
    Delta Natural Gas Co., Inc..........................     5,930      156,493
#   Dominion Resources, Inc.............................   108,695    8,480,384
    DTE Energy Co.......................................    56,584    5,518,072
    Duke Energy Corp....................................   134,521   11,513,652
#*  Dynegy, Inc.........................................   273,134    4,132,517
    Edison International................................    63,589    4,920,517
    El Paso Electric Co.................................    74,128    3,534,423
    Empire District Electric Co. (The)..................    74,256    2,504,655
    Entergy Corp........................................    69,172    5,629,909
    Eversource Energy...................................   114,451    6,694,239
    Exelon Corp.........................................   172,112    6,416,335
    FirstEnergy Corp....................................   158,251    5,526,125
    Gas Natural, Inc....................................     5,156       36,608
    Genie Energy, Ltd. Class B..........................    32,165      206,499
    Great Plains Energy, Inc............................   159,873    4,761,018
    Hawaiian Electric Industries, Inc...................   104,140    3,233,547
#   IDACORP, Inc........................................    68,779    5,560,782
    ITC Holdings Corp...................................   156,532    7,239,605
#   MDU Resources Group, Inc............................   191,218    4,598,793
#   MGE Energy, Inc.....................................    59,572    3,344,968
#   Middlesex Water Co..................................    25,854    1,068,029
#   National Fuel Gas Co................................    83,231    4,703,384
#   New Jersey Resources Corp...........................   139,267    5,186,303
    NextEra Energy, Inc.................................    91,729   11,767,913
    NiSource, Inc.......................................   312,019    8,006,408

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                       SHARES      VALUE+
                                                       ------- ---------------
Utilities -- (Continued)
#            Northwest Natural Gas Co.................  50,317 $     3,267,586
#            NorthWestern Corp........................  76,262       4,632,154
             NRG Energy, Inc.......................... 671,770       9,297,297
             NRG Yield, Inc. Class A..................  36,946         634,732
#            NRG Yield, Inc. Class C..................  59,665       1,070,390
#            OGE Energy Corp.......................... 145,117       4,668,414
#            ONE Gas, Inc.............................  85,097       5,527,901
#            Ormat Technologies, Inc..................  78,490       3,582,284
#            Otter Tail Corp..........................  62,360       2,173,246
#            Pattern Energy Group, Inc................ 126,603       3,085,315
             PG&E Corp................................  92,086       5,887,979
             Piedmont Natural Gas Co., Inc............ 117,994       7,056,041
             Pinnacle West Capital Corp...............  43,596       3,438,417
#            PNM Resources, Inc....................... 140,057       4,812,359
#            Portland General Electric Co............. 129,197       5,642,033
             PPL Corp................................. 125,181       4,720,576
             Public Service Enterprise Group, Inc..... 103,824       4,776,942
             Questar Corp............................. 212,969       5,360,430
#            RGC Resources, Inc.......................   2,942          72,520
             SCANA Corp...............................  37,809       2,833,406
             Sempra Energy............................  44,143       4,938,719
             SJW Corp.................................  42,041       1,780,857
#            South Jersey Industries, Inc............. 129,546       4,129,926
             Southern Co. (The)....................... 161,326       8,630,941
#            Southwest Gas Corp.......................  73,783       5,718,182
#            Spark Energy, Inc. Class A...............   7,608         188,602
#            Spire, Inc...............................  71,074       4,932,536
*            Talen Energy Corp........................  64,296         874,426
             UGI Corp................................. 447,220      20,241,177
             Unitil Corp..............................  33,349       1,458,685
             Vectren Corp.............................  85,562       4,426,122
#            WEC Energy Group, Inc.................... 124,600       8,087,786
             Westar Energy, Inc....................... 135,461       7,527,568
#            WGL Holdings, Inc........................  81,679       5,782,056
             Xcel Energy, Inc......................... 187,613       8,251,220
#            York Water Co. (The).....................  23,071         725,352
                                                               ---------------
Total Utilities.......................................             389,055,127
                                                               ---------------
TOTAL COMMON STOCKS...................................          16,619,434,760
                                                               ---------------
PREFERRED STOCKS -- (0.0%)

Other -- (0.0%)
(degrees)*   Enron TOPRS Escrow Shares................   1,977              --
                                                               ---------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)*   Capital Bank Corp. Contingent Value
                Rights................................   7,309              --
(degrees)*   Community Health Systems, Inc.
               Contingent Value Rights................ 396,076           1,664
(degrees)*   Dyax Corp. Contingent Value Rights.......  51,231          56,866
(degrees)*   Leap Wireless International, Inc.
               Contingent Value Rights................  89,942              --
(degrees)#*  Safeway Casa Ley Contingent Value
               Rights................................. 240,783         244,371

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                      SHARES        VALUE+
                                                    ----------- ---------------
(degrees)#*  Safeway PDC, LLC Contingent Value
               Rights..............................     240,783 $        11,750
TOTAL RIGHTS/WARRANTS..............................                     314,651
                                                                ---------------

                                                       FACE
                                                      AMOUNT
                                                      (000)
                                                    -----------
BONDS -- (0.0%)

Financials -- (0.0%)
(degrees)    Capital Properties, Inc., 5.000%......       1,134           1,127
                                                                ---------------
TOTAL INVESTMENT SECURITIES........................              16,619,750,538
                                                                ---------------

                                                      SHARES
                                                    -----------
TEMPORARY CASH INVESTMENTS -- (1.0%)
             State Street Institutional Liquid
               Reserves, 0.457%.................... 184,576,864     184,576,864
                                                                ---------------
SECURITIES LENDING COLLATERAL -- (9.2%)
(S)@         DFA Short Term Investment Fund........ 147,334,571   1,704,660,988
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $13,976,231,751)^^.........................             $18,508,988,390
                                                                ===============

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                      ---------------------------------------------------------
                          LEVEL 1          LEVEL 2     LEVEL 3      TOTAL
                      ---------------- --------------- ------- ----------------
Common Stocks
   Consumer
     Discretionary... $  2,460,618,621 $         2,063   --    $  2,460,620,684
   Consumer
     Staples.........    1,256,408,961              --   --       1,256,408,961
   Energy............    1,220,360,151              --   --       1,220,360,151
   Financials........    2,756,544,601              --   --       2,756,544,601
   Health Care.......    1,928,994,971              --   --       1,928,994,971
   Industrials.......    2,294,290,155              --   --       2,294,290,155
   Information
     Technology......    2,982,472,932              --   --       2,982,472,932
   Materials.........      807,857,939              --   --         807,857,939
   Other.............               --              --   --                  --
   Real Estate
     Investment
     Trusts..........          230,985              --   --             230,985
   Telecommunication
     Services........      522,598,254              --   --         522,598,254
   Utilities.........      389,055,127              --   --         389,055,127
Preferred Stocks
   Other.............               --              --   --                  --
Rights/Warrants......               --         314,651   --             314,651
Bonds
   Financials........               --           1,127   --               1,127
Temporary Cash
  Investments........      184,576,864              --   --         184,576,864
Securities Lending
  Collateral.........               --   1,704,660,988   --       1,704,660,988
Futures
  Contracts**........        3,975,535              --   --           3,975,535
                      ---------------- ---------------   --    ----------------
TOTAL................ $ 16,807,985,096 $ 1,704,978,829   --    $ 18,512,963,925
                      ================ ===============   ==    ================

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                         U.S. VECTOR EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                          SHARES    VALUE+
                                                          ------- ----------
COMMON STOCKS -- (88.5%)

Consumer Discretionary -- (12.7%)
*   1-800-Flowers.com, Inc. Class A......................  70,712 $  645,601
    A.H. Belo Corp. Class A..............................  29,006    149,961
    Aaron's, Inc......................................... 109,392  2,619,938
    Abercrombie & Fitch Co. Class A......................  52,622  1,089,802
    Advance Auto Parts, Inc..............................   5,868    996,738
    AMC Entertainment Holdings, Inc. Class A.............  31,321    921,464
#*  AMC Networks, Inc. Class A...........................   7,802    431,919
    AMCON Distributing Co................................     438     39,663
#*  America's Car-Mart, Inc..............................  14,672    514,694
*   American Axle & Manufacturing Holdings, Inc..........  59,847  1,041,936
#   American Eagle Outfitters, Inc....................... 135,099  2,420,974
*   American Public Education, Inc.......................  29,266    838,178
*   Apollo Education Group, Inc..........................  84,082    755,897
    Aramark..............................................  21,935    786,370
#   Arctic Cat, Inc......................................  15,259    238,193
    Ark Restaurants Corp.................................   3,403     78,950
*   Asbury Automotive Group, Inc.........................  29,653  1,802,902
#*  Ascena Retail Group, Inc............................. 237,470  1,930,631
*   Ascent Capital Group, Inc. Class A...................  14,641    249,190
#   Autoliv, Inc.........................................   8,259    873,802
#*  AutoNation, Inc......................................  24,334  1,298,219
*   Ballantyne Strong, Inc...............................  17,594     91,841
*   Barnes & Noble Education, Inc........................  82,681    955,792
    Barnes & Noble, Inc.................................. 145,935  1,908,830
    Bassett Furniture Industries, Inc....................  10,687    276,045
    Beasley Broadcast Group, Inc. Class A................   6,377     33,798
#*  Beazer Homes USA, Inc................................  16,707    160,220
#*  bebe stores, Inc.....................................  10,255      8,100
#   Bed Bath & Beyond, Inc...............................  39,913  1,794,089
*   Belmond, Ltd. Class A................................ 176,348  2,026,239
#   Best Buy Co., Inc....................................  70,042  2,353,411
    Big 5 Sporting Goods Corp............................  40,230    424,829
#   Big Lots, Inc........................................  53,967  2,869,965
*   Biglari Holdings, Inc................................   2,695  1,118,721
*   BJ's Restaurants, Inc................................  35,760  1,388,918
    Bloomin' Brands, Inc................................. 119,574  2,149,941
    Blue Nile, Inc.......................................   7,951    231,056
#   Bob Evans Farms, Inc.................................  30,722  1,129,955
#   Bon-Ton Stores, Inc. (The)...........................  16,943     25,245
*   Boot Barn Holdings, Inc..............................   1,150     12,374
#   BorgWarner, Inc......................................  21,458    711,976
    Bowl America, Inc. Class A...........................   2,839     41,222
#*  Boyd Gaming Corp.....................................  57,508  1,127,732
*   Bravo Brio Restaurant Group, Inc.....................  27,451    225,647
*   Bridgepoint Education, Inc...........................  65,255    465,268
*   Bright Horizons Family Solutions, Inc................  16,294  1,092,839
#   Brinker International, Inc...........................  12,255    577,701
    Brunswick Corp.......................................  35,983  1,785,476
#   Buckle, Inc. (The)...................................   9,525    260,890
#*  Buffalo Wild Wings, Inc..............................   7,173  1,204,777
*   Build-A-Bear Workshop, Inc...........................  37,916    516,795

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Consumer Discretionary -- (Continued)
*   Burlington Stores, Inc...............................   8,429 $   644,903
*   Cabela's, Inc........................................  57,032   2,944,562
#   Cable One, Inc.......................................   3,505   1,836,199
*   CafePress, Inc.......................................   1,337       4,198
#   CalAtlantic Group, Inc............................... 146,049   5,288,434
    Caleres, Inc.........................................  61,757   1,625,444
    Callaway Golf Co.....................................  93,763   1,003,264
*   Cambium Learning Group, Inc..........................  42,184     204,171
    Canterbury Park Holding Corp.........................   4,963      54,097
    Capella Education Co.................................  25,469   1,524,829
*   Career Education Corp................................ 143,798     993,644
#*  CarMax, Inc..........................................  26,062   1,518,372
*   Carmike Cinemas, Inc.................................  35,961   1,108,318
    Carnival Corp........................................  45,697   2,134,964
#   Carriage Services, Inc...............................  29,553     718,433
*   Carrols Restaurant Group, Inc........................  55,063     666,813
    Carter's, Inc........................................  10,234   1,036,193
    Cato Corp. (The) Class A.............................  33,543   1,199,833
*   Cavco Industries, Inc................................  10,014     995,191
    CBS Corp. Class A....................................   4,554     250,470
    CBS Corp. Class B....................................  39,368   2,055,797
#*  Central European Media Enterprises, Ltd. Class A.....  32,474      75,015
*   Century Casinos, Inc.................................   4,432      28,276
*   Century Communities, Inc.............................   3,927      69,508
*   Charles & Colvard, Ltd...............................  21,647      21,863
*   Charter Communications, Inc. Class A.................  21,339   5,011,891
#   Cheesecake Factory, Inc. (The).......................  37,687   1,949,549
*   Cherokee, Inc........................................   9,247      96,539
    Chico's FAS, Inc..................................... 143,410   1,722,354
#   Children's Place, Inc. (The).........................  28,751   2,403,009
#*  Chipotle Mexican Grill, Inc..........................   2,400   1,017,576
    Choice Hotels International, Inc.....................   8,184     395,205
*   Christopher & Banks Corp.............................  45,128      91,610
    Churchill Downs, Inc.................................   2,452     321,531
#*  Chuy's Holdings, Inc.................................  23,016     776,100
    Cinemark Holdings, Inc...............................  48,992   1,842,099
    Citi Trends, Inc.....................................  29,124     485,788
#   Clear Channel Outdoor Holdings, Inc. Class A.........  16,585     115,929
    ClubCorp Holdings, Inc...............................  62,006     899,087
#   Coach, Inc...........................................  23,907   1,030,631
    Collectors Universe, Inc.............................   4,977     107,055
    Columbia Sportswear Co...............................  42,834   2,452,246
    Comcast Corp. Class A................................ 492,620  33,128,695
#*  Conn's, Inc..........................................  35,937     255,512
    Cooper Tire & Rubber Co..............................  89,842   2,963,888
*   Cooper-Standard Holding, Inc.........................  13,501   1,188,763
    Core-Mark Holding Co., Inc...........................  46,765   2,289,614
#   Cracker Barrel Old Country Store, Inc................   8,139   1,281,160
#*  Crocs, Inc...........................................  85,576     969,576
    CSS Industries, Inc..................................   4,800     126,288
    CST Brands, Inc......................................  56,968   2,547,609
    Culp, Inc............................................  22,583     644,293
*   Cumulus Media, Inc. Class A..........................  94,582      36,168

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- ----------
Consumer Discretionary -- (Continued)
    Dana Holding Corp....................................  86,109 $1,174,527
    Darden Restaurants, Inc..............................  25,521  1,571,073
#*  Dave & Buster's Entertainment, Inc...................   6,586    293,077
*   Deckers Outdoor Corp.................................  43,729  2,886,551
*   Del Frisco's Restaurant Group, Inc...................  23,241    346,756
#*  Del Taco Restaurants, Inc............................  12,855    135,106
*   Delta Apparel, Inc...................................  11,681    279,059
*   Denny's Corp.........................................  28,906    322,591
    Destination Maternity Corp...........................  13,230     74,353
*   Destination XL Group, Inc............................  74,081    382,258
    DeVry Education Group, Inc........................... 105,689  2,353,694
*   Diamond Resorts International, Inc...................  35,351  1,066,893
    Dick's Sporting Goods, Inc...........................  66,029  3,386,627
#   Dillard's, Inc. Class A..............................  48,014  3,249,588
    DineEquity, Inc......................................  32,917  2,678,456
#*  Discovery Communications, Inc. Class A...............  32,991    827,744
*   Discovery Communications, Inc. Class B...............   1,000     26,370
*   Discovery Communications, Inc. Class C...............  41,766  1,024,938
*   Dixie Group, Inc. (The)..............................   9,314     34,462
    Dollar General Corp..................................  16,141  1,529,198
*   Dollar Tree, Inc.....................................  16,801  1,617,768
    Domino's Pizza, Inc..................................   9,600  1,414,080
#*  Dorman Products, Inc.................................  32,268  2,055,472
    DR Horton, Inc.......................................  90,001  2,959,233
*   DreamWorks Animation SKG, Inc. Class A...............  73,137  2,996,423
    Drew Industries, Inc.................................  24,209  2,217,786
#   DSW, Inc. Class A....................................  89,559  2,172,701
#   Dunkin' Brands Group, Inc............................  17,333    785,358
    Educational Development Corp.........................   3,287     44,177
*   El Pollo Loco Holdings, Inc..........................   7,534     99,147
*   Eldorado Resorts, Inc................................  15,132    218,657
*   Emerson Radio Corp...................................  22,180     14,530
    Entercom Communications Corp. Class A................  41,141    601,070
    Entravision Communications Corp. Class A.............  91,548    664,638
#   Escalade, Inc........................................  14,112    151,422
#   Ethan Allen Interiors, Inc...........................  38,794  1,347,316
*   EVINE Live, Inc......................................  44,612     84,317
*   EW Scripps Co. (The) Class A......................... 100,672  1,707,397
#   Expedia, Inc.........................................  14,189  1,655,147
*   Express, Inc......................................... 131,709  1,970,367
#*  Famous Dave's of America, Inc........................   6,706     38,962
*   Federal-Mogul Holdings Corp..........................  89,444    790,685
*   Fiesta Restaurant Group, Inc.........................  15,238    340,417
#   Finish Line, Inc. (The) Class A......................  96,150  2,089,339
#*  Five Below, Inc......................................  17,817    908,845
    Flanigan's Enterprises, Inc..........................     300      7,131
    Flexsteel Industries, Inc............................   9,611    395,012
    Foot Locker, Inc.....................................  39,047  2,327,982
#   Ford Motor Co........................................ 441,398  5,588,099
#*  Fossil Group, Inc....................................  12,801    404,512
*   Fox Factory Holding Corp.............................  36,346    697,480
*   Francesca's Holdings Corp............................  32,715    415,808
#   Fred's, Inc. Class A.................................  70,632  1,122,342

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- ----------
Consumer Discretionary -- (Continued)
*   FTD Cos., Inc........................................  42,171 $1,067,348
*   Full House Resorts, Inc..............................  15,960     28,568
#*  G-III Apparel Group, Ltd.............................  43,264  1,731,858
#   GameStop Corp. Class A............................... 139,288  4,310,964
*   Gaming Partners International Corp...................   9,358     89,369
    Gannett Co., Inc..................................... 130,515  1,665,371
    Gap, Inc. (The)......................................  34,808    897,698
    Garmin, Ltd..........................................  22,692  1,232,856
    General Motors Co.................................... 306,949  9,681,171
*   Genesco, Inc.........................................  38,025  2,639,695
#   Gentex Corp.......................................... 189,962  3,356,629
*   Gentherm, Inc........................................  32,496  1,090,566
    Genuine Parts Co.....................................  17,138  1,752,189
#   GNC Holdings, Inc. Class A...........................  58,026  1,184,311
#   Goodyear Tire & Rubber Co. (The).....................  56,133  1,609,333
#*  GoPro, Inc. Class A..................................  13,114    165,761
#*  Gordmans Stores, Inc.................................   4,385      5,262
    Graham Holdings Co. Class B..........................   6,437  3,239,356
*   Grand Canyon Education, Inc..........................  54,607  2,296,770
*   Gray Television, Inc.................................  97,331    963,577
*   Gray Television, Inc. Class A........................   2,300     22,195
*   Green Brick Partners, Inc............................  21,202    149,686
    Group 1 Automotive, Inc..............................  38,905  2,424,560
#*  Groupon, Inc.........................................   4,784     23,059
#   Guess?, Inc.......................................... 142,186  2,092,978
#   H&R Block, Inc.......................................  17,452    415,183
    Hanesbrands, Inc.....................................  31,600    842,456
#   Harley-Davidson, Inc.................................  25,800  1,365,336
    Harman International Industries, Inc.................  12,169  1,005,646
    Harte-Hanks, Inc..................................... 100,039    166,065
    Hasbro, Inc..........................................   9,400    763,562
    Haverty Furniture Cos., Inc..........................  30,347    559,295
    Haverty Furniture Cos., Inc. Class A.................   1,796     33,882
*   Helen of Troy, Ltd...................................  28,037  2,792,766
#*  hhgregg, Inc.........................................  34,055     70,834
#*  Hibbett Sports, Inc..................................  18,537    647,312
    Hilton Worldwide Holdings, Inc.......................  34,834    807,800
    Home Depot, Inc. (The)...............................  14,454  1,998,121
    Hooker Furniture Corp................................  20,040    463,525
*   Horizon Global Corp..................................  13,200    172,260
*   Houghton Mifflin Harcourt Co......................... 113,162  1,918,096
#   HSN, Inc.............................................  10,725    548,691
*   Hyatt Hotels Corp. Class A...........................  13,298    670,751
*   Iconix Brand Group, Inc..............................  78,132    562,550
*   Insignia Systems, Inc................................   7,000     15,330
*   Installed Building Products, Inc.....................  14,863    532,541
#   International Game Technology P.L.C..................  65,280  1,364,352
    International Speedway Corp. Class A.................  53,747  1,815,036
    Interpublic Group of Cos., Inc. (The)................  44,149  1,018,076
    Interval Leisure Group, Inc..........................  39,094    702,910
*   Intrawest Resorts Holdings, Inc......................   2,550     37,077
#*  iRobot Corp..........................................  21,947    832,230
*   Isle of Capri Casinos, Inc...........................  13,149    246,281

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- ----------
Consumer Discretionary -- (Continued)
*   J Alexander's Holdings, Inc..........................  10,952 $  104,811
    Jack in the Box, Inc.................................   8,283    732,134
#*  JAKKS Pacific, Inc...................................   5,955     54,905
#*  Jamba, Inc...........................................  11,874    128,239
#*  JC Penney Co., Inc................................... 331,079  3,198,223
    John Wiley & Sons, Inc. Class A......................  35,911  2,072,065
    John Wiley & Sons, Inc. Class B......................   2,087    116,872
    Johnson Controls, Inc................................  53,706  2,466,180
    Johnson Outdoors, Inc. Class A.......................  14,083    428,827
*   K12, Inc.............................................  53,431    661,476
#*  Kate Spade & Co......................................  15,675    339,991
#   KB Home..............................................  74,081  1,163,072
*   Kirkland's, Inc......................................  35,241    537,073
#   Kohl's Corp.......................................... 154,462  6,424,075
#*  Kona Grill, Inc......................................  11,299    141,238
*   Koss Corp............................................   4,404      9,072
#   L Brands, Inc........................................   6,200    458,180
*   La Quinta Holdings, Inc..............................  74,257    918,559
    La-Z-Boy, Inc........................................  63,892  1,930,816
*   Lakeland Industries, Inc.............................   5,597     56,754
#*  Lands' End, Inc......................................  12,242    173,959
#   Las Vegas Sands Corp.................................  19,359    980,533
    Lear Corp............................................  16,106  1,827,226
    Leggett & Platt, Inc.................................  22,528  1,184,297
    Lennar Corp. Class A.................................  47,690  2,231,892
    Lennar Corp. Class B.................................  11,242    422,025
    Libbey, Inc..........................................  38,939    727,770
#*  Liberty Braves Group Class A.........................   3,850     63,487
*   Liberty Braves Group Class B.........................      93      1,565
*   Liberty Braves Group Class C.........................   8,071    128,975
*   Liberty Broadband Corp. Class A......................  17,804  1,118,269
*   Liberty Broadband Corp. Class B......................     234     15,811
*   Liberty Broadband Corp. Class C......................  31,742  2,009,586
*   Liberty Interactive Corp., QVC Group Class A.........  86,201  2,311,049
*   Liberty Interactive Corp., QVC Group Class B.........     131      3,635
*   Liberty Media Group Class A..........................   9,627    218,533
*   Liberty Media Group Class B..........................     234      6,529
#*  Liberty Media Group Class C..........................  20,179    452,413
*   Liberty SiriusXM Group Class A.......................  38,509  1,376,697
*   Liberty SiriusXM Group Class B.......................     936     33,481
*   Liberty SiriusXM Group Class C.......................  80,719  2,845,345
    Liberty Tax, Inc.....................................   5,220     72,349
*   Liberty TripAdvisor Holdings, Inc. Class A...........  93,503  2,213,216
*   Liberty TripAdvisor Holdings, Inc. Class B...........     436     10,752
*   Liberty Ventures Series A............................  65,044  2,452,809
    Lifetime Brands, Inc.................................  22,679    303,672
#   Lions Gate Entertainment Corp........................  12,058    241,039
#   Lithia Motors, Inc. Class A..........................  23,918  2,063,884
#*  Live Nation Entertainment, Inc.......................  96,534  2,646,962
*   LKQ Corp.............................................  56,098  1,929,210
*   Loral Space & Communications, Inc....................   4,827    169,573
    Lowe's Cos., Inc.....................................  66,542  5,475,076
*   Luby's, Inc..........................................  40,905    189,799

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- ----------
Consumer Discretionary -- (Continued)
*   Lululemon Athletica, Inc.............................  10,200 $  792,030
#*  Lumber Liquidators Holdings, Inc.....................   5,098     76,623
*   M/I Homes, Inc.......................................  42,211    951,858
    Macy's, Inc..........................................  36,991  1,325,388
*   Madison Square Garden Co. (The) Class A..............  19,739  3,608,092
*   Malibu Boats, Inc. Class A...........................   8,684    118,450
    Marcus Corp. (The)...................................  21,011    465,394
    Marine Products Corp.................................  28,784    262,798
*   MarineMax, Inc.......................................  43,014    868,883
#   Marriott Vacations Worldwide Corp....................  44,797  3,418,011
#   Mattel, Inc..........................................  27,565    920,120
*   McClatchy Co. (The) Class A..........................  10,395    201,039
    McDonald's Corp......................................   2,590    304,714
    MDC Holdings, Inc....................................  84,721  2,229,857
*   Media General, Inc...................................  38,825    682,932
    Meredith Corp........................................  50,294  2,740,017
*   Meritage Homes Corp..................................  87,210  3,173,572
*   MGM Resorts International............................ 152,992  3,668,748
#*  Michael Kors Holdings, Ltd...........................   7,681    397,261
*   Michaels Cos., Inc. (The)............................  20,089    529,546
*   Modine Manufacturing Co..............................  84,275    809,040
*   Mohawk Industries, Inc...............................  12,479  2,607,362
*   Monarch Casino & Resort, Inc.........................  13,342    311,269
#   Monro Muffler Brake, Inc.............................  10,989    688,131
*   Motorcar Parts of America, Inc.......................  23,531    659,574
    Movado Group, Inc....................................  21,143    477,620
*   MSG Networks, Inc. Class A...........................  27,036    433,928
*   Murphy USA, Inc......................................  30,148  2,310,543
    NACCO Industries, Inc. Class A.......................   9,359    526,631
*   Nathan's Famous, Inc.................................   4,306    209,142
    National American University Holdings, Inc...........     579      1,129
    National CineMedia, Inc..............................  26,421    411,639
*   Nautilus, Inc........................................  50,709    955,358
    New Media Investment Group, Inc......................  19,021    335,911
*   New York & Co., Inc..................................  65,226    121,320
    New York Times Co. (The) Class A..................... 153,826  1,996,661
    Newell Brands, Inc...................................  47,465  2,490,014
    News Corp. Class A................................... 149,836  1,943,373
#   News Corp. Class B...................................  65,934    886,153
#   Nexstar Broadcasting Group, Inc. Class A.............  10,575    534,566
    NIKE, Inc. Class B...................................   4,800    266,400
*   Nobility Homes, Inc..................................   1,284     19,388
#   Nordstrom, Inc.......................................  17,604    778,625
#*  Norwegian Cruise Line Holdings, Ltd..................  22,667    965,614
    Nutrisystem, Inc.....................................  24,845    734,915
*   NVR, Inc.............................................     853  1,454,365
*   O'Reilly Automotive, Inc.............................   9,813  2,851,952
*   Office Depot, Inc.................................... 809,121  2,799,559
#   Omnicom Group, Inc...................................  24,004  1,975,289
#   Outerwall, Inc.......................................  13,260    698,272
#*  Overstock.com, Inc...................................  12,490    203,587
    Oxford Industries, Inc...............................  19,252  1,100,829
    P&F Industries, Inc. Class A.........................   2,014     18,710

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- ----------
Consumer Discretionary -- (Continued)
#*  Panera Bread Co. Class A.............................   5,200 $1,140,464
#   Papa John's International, Inc.......................  11,194    827,796
#*  Papa Murphy's Holdings, Inc..........................   7,233     50,631
#*  Penn National Gaming, Inc............................  52,470    788,099
    Penske Automotive Group, Inc......................... 111,232  4,407,012
*   Perfumania Holdings, Inc.............................   3,665      8,430
*   Perry Ellis International, Inc.......................  17,492    374,679
#   PetMed Express, Inc..................................  19,102    395,984
#   Pier 1 Imports, Inc.................................. 135,849    695,547
#*  Pinnacle Entertainment, Inc..........................  19,407    211,924
#   Polaris Industries, Inc..............................   9,939    981,476
    Pool Corp............................................  11,818  1,208,745
*   Popeyes Louisiana Kitchen, Inc.......................   9,550    547,024
*   Potbelly Corp........................................   7,438     96,917
*   Priceline Group, Inc. (The)..........................   1,900  2,566,539
    PulteGroup, Inc...................................... 211,215  4,473,534
    PVH Corp.............................................  43,237  4,369,531
*   QEP Co., Inc.........................................   1,500     27,263
#*  Radio One, Inc. Class D..............................  39,577    126,646
#   Ralph Lauren Corp....................................   9,892    970,306
    RCI Hospitality Holdings, Inc........................  20,006    213,064
*   Reading International, Inc. Class A..................  27,598    379,473
*   Red Lion Hotels Corp.................................  31,299    248,514
*   Red Robin Gourmet Burgers, Inc.......................  21,266  1,028,424
#   Regal Entertainment Group Class A....................  17,494    411,459
*   Regis Corp...........................................  68,795    924,605
    Rent-A-Center, Inc...................................  64,258    693,986
#*  Restoration Hardware Holdings, Inc...................  10,556    325,230
    Rocky Brands, Inc....................................   9,423    103,370
    Ross Stores, Inc.....................................  23,632  1,461,167
#   Royal Caribbean Cruises, Ltd.........................  30,080  2,178,995
*   Ruby Tuesday, Inc....................................  91,843    371,046
    Ruth's Hospitality Group, Inc........................  50,925    813,272
    Salem Media Group, Inc...............................  22,144    167,630
#*  Sally Beauty Holdings, Inc...........................  20,174    591,703
#   Scholastic Corp......................................  35,965  1,478,162
#   Scripps Networks Interactive, Inc. Class A...........   5,300    350,118
*   Sears Hometown and Outlet Stores, Inc................   1,071      7,368
#   SeaWorld Entertainment, Inc.......................... 115,578  1,779,901
#*  Select Comfort Corp..................................  40,444    964,994
*   Sequential Brands Group, Inc.........................   2,686     21,837
    Service Corp. International..........................  53,526  1,483,741
*   ServiceMaster Global Holdings, Inc...................  55,220  2,088,973
*   Shiloh Industries, Inc...............................  21,831    211,542
    Shoe Carnival, Inc...................................  25,961    683,034
*   Shutterfly, Inc......................................  38,996  2,074,197
#   Signet Jewelers, Ltd.................................  14,628  1,285,947
    Sinclair Broadcast Group, Inc. Class A...............  56,827  1,580,927
#*  Sirius XM Holdings, Inc.............................. 124,278    545,580
#   Six Flags Entertainment Corp.........................  19,898  1,122,048
*   Sizmek, Inc..........................................  60,583    165,392
*   Skechers U.S.A., Inc. Class A........................  39,540    949,751
*   Skullcandy, Inc......................................  31,165    190,730

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- ----------
Consumer Discretionary -- (Continued)
#*  Skyline Corp.........................................   8,700 $   80,214
#*  Smith & Wesson Holding Corp..........................  33,448    985,044
#   Sonic Automotive, Inc. Class A.......................  62,520  1,136,614
    Sonic Corp...........................................  28,283    761,096
#   Sotheby's............................................  69,069  2,237,145
*   Spanish Broadcasting System, Inc. Class A............   1,489      5,375
    Spartan Motors, Inc..................................  46,795    397,290
    Speedway Motorsports, Inc............................  57,549  1,016,891
*   Sportsman's Warehouse Holdings, Inc..................  19,810    201,666
#   Stage Stores, Inc....................................  52,572    311,752
    Standard Motor Products, Inc.........................  31,660  1,327,820
*   Stanley Furniture Co., Inc...........................  13,731     33,641
#   Staples, Inc......................................... 329,895  3,064,725
    Starwood Hotels & Resorts Worldwide, Inc.............  12,073    942,418
*   Starz Class A........................................  24,948    754,178
*   Starz Class B........................................     936     28,941
#   Stein Mart, Inc......................................  59,443    511,210
*   Steven Madden, Ltd...................................  36,896  1,292,098
*   Stoneridge, Inc......................................  50,972    850,213
    Strattec Security Corp...............................   6,011    268,091
*   Strayer Education, Inc...............................  21,714    992,764
    Sturm Ruger & Co., Inc...............................  16,895  1,148,860
    Superior Industries International, Inc...............  32,275    986,324
    Superior Uniform Group, Inc..........................  22,099    355,131
*   Sypris Solutions, Inc................................  17,625     15,510
    Tailored Brands, Inc.................................  55,918    819,199
*   Tandy Leather Factory, Inc...........................  17,438    124,507
    Target Corp..........................................  52,314  3,940,814
*   Taylor Morrison Home Corp. Class A...................  27,204    442,065
    TEGNA, Inc........................................... 163,902  3,589,454
#*  Tempur Sealy International, Inc......................  13,378  1,011,778
*   Tenneco, Inc.........................................  11,900    672,588
#*  Tesla Motors, Inc....................................     402     94,386
#   Texas Roadhouse, Inc.................................  39,134  1,847,907
    Thor Industries, Inc.................................  35,911  2,748,628
#   Tiffany & Co.........................................  14,964    965,477
*   Tilly's, Inc. Class A................................   4,855     27,625
    Time Warner, Inc.....................................  94,912  7,275,005
    Time, Inc............................................ 138,986  2,269,641
    TJX Cos., Inc. (The).................................  10,244    837,140
*   Toll Brothers, Inc...................................  96,560  2,704,646
*   TopBuild Corp........................................  31,634  1,194,500
    Tower International, Inc.............................  20,859    481,426
#*  Town Sports International Holdings, Inc..............  12,510     30,775
#   Tractor Supply Co....................................  17,500  1,603,875
*   Trans World Entertainment Corp.......................   1,500      5,325
*   TRI Pointe Group, Inc................................ 220,609  2,967,191
#*  TripAdvisor, Inc.....................................  14,450  1,011,067
#   tronc, Inc...........................................   4,636     69,494
*   Tuesday Morning Corp.................................  54,870    432,924
*   Tumi Holdings, Inc...................................  77,261  2,066,732
#   Tupperware Brands Corp...............................   5,800    363,544
    Twenty-First Century Fox, Inc. Class A...............  85,500  2,277,720

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE+
                                                          ------- ------------
Consumer Discretionary -- (Continued)
    Twenty-First Century Fox, Inc. Class B...............  23,700 $    640,611
*   UCP, Inc. Class A....................................   1,600       13,440
*   Ulta Salon Cosmetics & Fragrance, Inc................  13,373    3,493,161
#*  Under Armour, Inc. Class A...........................  11,332      447,161
*   Under Armour, Inc. Class C...........................  11,412      407,408
*   Unifi, Inc...........................................  20,364      550,439
*   Universal Electronics, Inc...........................  18,300    1,415,322
    Universal Technical Institute, Inc...................  22,884       54,235
*   Urban Outfitters, Inc................................  86,589    2,589,011
*   US Auto Parts Network, Inc...........................  26,854      109,833
#   Vail Resorts, Inc....................................  29,057    4,157,185
#*  Vera Bradley, Inc....................................  46,851      682,151
    VF Corp..............................................  13,052      814,836
#   Viacom, Inc. Class A.................................   2,510      124,596
    Viacom, Inc. Class B.................................  37,617    1,710,445
#*  Vince Holding Corp...................................  18,924       94,620
*   Vista Outdoor, Inc...................................  72,620    3,634,631
    Visteon Corp.........................................  35,906    2,516,652
#*  Vitamin Shoppe, Inc..................................  47,053    1,376,771
*   VOXX International Corp..............................  36,528       96,799
    Walt Disney Co. (The)................................ 118,253   11,346,375
*   WCI Communities, Inc.................................   9,658      162,544
#*  Weight Watchers International, Inc...................   6,975       83,212
#   Wendy's Co. (The).................................... 390,168    3,769,023
*   West Marine, Inc.....................................  38,812      339,993
#   Weyco Group, Inc.....................................  10,680      298,399
    Whirlpool Corp.......................................  17,108    3,290,895
*   William Lyon Homes Class A...........................  23,652      410,362
#   Williams-Sonoma, Inc.................................  10,506      568,164
    Winmark Corp.........................................   3,672      369,293
#   Winnebago Industries, Inc............................  58,248    1,383,972
    Wolverine World Wide, Inc............................  69,104    1,692,357
#   Wyndham Worldwide Corp...............................  20,878    1,482,756
#   Wynn Resorts, Ltd....................................   2,100      205,695
*   ZAGG, Inc............................................  64,087      405,671
*   Zumiez, Inc..........................................  43,968      746,577
                                                                  ------------
Total Consumer Discretionary.............................          551,869,253
                                                                  ------------
Consumer Staples -- (4.6%)
#   Alico, Inc...........................................  10,288      304,319
*   Alliance One International, Inc......................  13,260      229,398
    Altria Group, Inc....................................  13,203      893,843
    Andersons, Inc. (The)................................  47,471    1,755,478
    Archer-Daniels-Midland Co............................  89,035    4,013,698
#   Avon Products, Inc................................... 142,612      580,431
#   B&G Foods, Inc.......................................  60,875    3,140,541
#*  Boston Beer Co., Inc. (The) Class A..................   3,581      654,893
*   Bridgford Foods Corp.................................   3,414       46,772
#   Brown-Forman Corp. Class A...........................   3,808      402,353
#   Brown-Forman Corp. Class B...........................   2,461      241,646
    Bunge, Ltd...........................................  99,844    6,573,729
#   Cal-Maine Foods, Inc.................................  44,448    1,862,371
    Calavo Growers, Inc..................................  11,046      726,606

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
Consumer Staples -- (Continued)
#   Casey's General Stores, Inc..........................  12,872 $1,718,927
*   CCA Industries, Inc..................................   4,700     15,017
*   Central Garden & Pet Co..............................  20,939    507,980
*   Central Garden & Pet Co. Class A.....................  49,930  1,137,905
#*  Chefs' Warehouse, Inc. (The).........................  34,429    556,028
#   Church & Dwight Co., Inc.............................  10,015    983,874
#   Coca-Cola Bottling Co. Consolidated..................  10,112  1,440,050
    Coca-Cola European Partners P.L.C....................  24,461    913,129
#*  Coffee Holding Co., Inc..............................   1,900     10,906
    ConAgra Foods, Inc...................................  15,218    711,594
    Constellation Brands, Inc. Class A...................   9,086  1,495,828
#   Constellation Brands, Inc. Class B...................   1,214    201,366
    Costco Wholesale Corp................................  12,989  2,172,021
*   Craft Brew Alliance, Inc.............................  26,466    310,711
*   Crimson Wine Group, Ltd..............................   7,007     59,349
    CVS Health Corp...................................... 102,304  9,485,627
*   Darling Ingredients, Inc............................. 209,134  3,300,135
#   Dean Foods Co........................................ 128,077  2,364,301
    Dr Pepper Snapple Group, Inc.........................  17,376  1,711,710
#*  Edgewell Personal Care Co............................  40,264  3,406,737
    Energizer Holdings, Inc..............................   9,398    484,279
#*  Farmer Brothers Co...................................  20,542    630,023
#*  Female Health Co. (The)..............................   4,500      5,670
#   Flowers Foods, Inc...................................  76,089  1,399,277
    Fresh Del Monte Produce, Inc.........................  82,609  4,696,322
    General Mills, Inc...................................  16,200  1,164,618
    Golden Enterprises, Inc..............................   5,537     65,613
#*  Hain Celestial Group, Inc. (The).....................  60,685  3,203,561
#*  Herbalife, Ltd.......................................  12,245    832,782
    Hormel Foods Corp....................................  21,066    786,815
*   HRG Group, Inc....................................... 114,716  1,708,121
    Ingles Markets, Inc. Class A.........................  21,873    849,329
    Ingredion, Inc.......................................  50,185  6,686,649
    Inter Parfums, Inc...................................  36,557  1,189,565
#*  Inventure Foods, Inc.................................   1,791     15,438
    J&J Snack Foods Corp.................................  14,767  1,795,815
    JM Smucker Co. (The).................................  60,483  9,324,059
    John B. Sanfilippo & Son, Inc........................   9,554    445,885
    Kraft Heinz Co. (The)................................  58,130  5,021,851
    Kroger Co. (The).....................................  34,830  1,190,838
    Lancaster Colony Corp................................  10,957  1,423,972
#*  Landec Corp..........................................  52,000    598,000
#*  Lifevantage Corp.....................................   2,000     27,980
*   Lifeway Foods, Inc...................................   4,839     48,342
#   Limoneira Co.........................................   2,554     45,180
*   Mannatech, Inc.......................................   2,569     46,910
#   McCormick & Co., Inc. Non-voting.....................   9,862  1,008,389
    McCormick & Co., Inc. Voting.........................   1,064    108,560
    Medifast, Inc........................................  23,354    822,528
#   MGP Ingredients, Inc.................................  30,831  1,325,733
    Molson Coors Brewing Co. Class A.....................     534     53,491
    Molson Coors Brewing Co. Class B.....................  10,860  1,109,458
    Mondelez International, Inc. Class A................. 131,040  5,763,139

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE+
                                                          ------- ------------
Consumer Staples -- (Continued)
*   Monster Beverage Corp................................   2,400 $    385,512
#*  National Beverage Corp...............................  27,000    1,548,720
*   Natural Alternatives International, Inc..............   8,015       85,440
#*  Natural Grocers by Vitamin Cottage, Inc..............  15,356      210,224
#   Natural Health Trends Corp...........................     995       33,422
    Nature's Sunshine Products, Inc......................   1,303       15,375
    Nu Skin Enterprises, Inc. Class A....................  21,956    1,172,450
*   Nutraceutical International Corp.....................  14,516      372,190
    Oil-Dri Corp. of America.............................   7,273      272,374
*   Omega Protein Corp...................................  38,499      866,997
#   Orchids Paper Products Co............................  13,352      410,040
    PepsiCo, Inc.........................................   9,195    1,001,519
    Philip Morris International, Inc.....................  36,900    3,699,594
#   Pilgrim's Pride Corp.................................  49,432    1,149,294
    Pinnacle Foods, Inc.................................. 102,763    5,159,730
*   Post Holdings, Inc...................................  44,559    3,861,929
#   PriceSmart, Inc......................................   9,543      743,209
*   Primo Water Corp.....................................  13,032      156,123
    Procter & Gamble Co. (The)........................... 117,650   10,069,663
*   Revlon, Inc. Class A.................................  14,164      502,680
    Reynolds American, Inc...............................  41,710    2,088,003
*   Rite Aid Corp........................................  87,461      612,227
    Rocky Mountain Chocolate Factory, Inc................   5,450       57,824
    Sanderson Farms, Inc.................................  33,556    2,939,170
*   Seaboard Corp........................................     535    1,567,550
*   Seneca Foods Corp. Class A...........................  12,820      502,159
*   Seneca Foods Corp. Class B...........................   1,251       51,291
*   Smart & Final Stores, Inc............................     764       10,536
    Snyder's-Lance, Inc..................................  98,147    3,362,516
    SpartanNash Co.......................................  54,760    1,724,940
#   Spectrum Brands Holdings, Inc........................   9,827    1,265,423
#*  Sprouts Farmers Market, Inc..........................  24,904      576,030
*   SUPERVALU, Inc.......................................  92,978      453,733
*   Tofutti Brands, Inc..................................     799        2,197
#   Tootsie Roll Industries, Inc.........................  23,224      862,307
*   TreeHouse Foods, Inc.................................  50,263    5,186,639
    Tyson Foods, Inc. Class A............................ 134,859    9,925,622
*   United Natural Foods, Inc............................  49,897    2,493,852
    United-Guardian, Inc.................................   1,872       26,545
#   Universal Corp.......................................  28,210    1,673,135
*   USANA Health Sciences, Inc...........................   9,355    1,284,629
#   Vector Group, Ltd....................................  27,543      608,425
    Village Super Market, Inc. Class A...................  10,123      320,292
    Wal-Mart Stores, Inc................................. 159,569   11,643,750
    Walgreens Boots Alliance, Inc........................  48,841    3,870,649
#   WD-40 Co.............................................   7,242      832,685
    Weis Markets, Inc....................................  33,164    1,713,584
#*  WhiteWave Foods Co. (The)............................  31,814    1,765,359
#   Whole Foods Market, Inc..............................  32,477      989,899
                                                                  ------------
Total Consumer Staples...................................          197,934,921
                                                                  ------------
Energy -- (6.8%)
*   Abraxas Petroleum Corp...............................  19,403       22,507

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Energy -- (Continued)
    Adams Resources & Energy, Inc........................   5,276 $   159,705
#   Alon USA Energy, Inc................................. 101,614     718,411
    Anadarko Petroleum Corp..............................  33,696   1,837,443
*   Antero Resources Corp................................  35,626     933,045
#   Apache Corp..........................................  70,476   3,699,990
#*  Approach Resources, Inc..............................   1,047       1,738
    Archrock, Inc........................................  74,370     662,637
#   Atwood Oceanics, Inc................................. 102,478   1,094,465
    Baker Hughes, Inc....................................  55,395   2,649,543
*   Barnwell Industries, Inc.............................   7,497      11,171
#*  Basic Energy Services, Inc...........................  64,548      45,184
#*  Bill Barrett Corp....................................  64,057     382,420
#*  Bonanza Creek Energy, Inc............................  69,634      55,923
#   Bristow Group, Inc...................................  41,007     443,286
    Cabot Oil & Gas Corp.................................  37,044     913,875
#   California Resources Corp............................   6,309      64,730
*   Callon Petroleum Co.................................. 132,100   1,504,619
#   CARBO Ceramics, Inc..................................   4,831      68,117
#*  Carrizo Oil & Gas, Inc...............................  31,504   1,033,331
    Cheniere Energy Partners L.P. Holdings LLC...........   4,738      95,945
#*  Cheniere Energy, Inc.................................   7,686     321,505
*   Chesapeake Energy Corp...............................   3,000      16,260
    Chevron Corp......................................... 234,198  24,000,611
    Cimarex Energy Co....................................  10,751   1,290,335
#*  Clayton Williams Energy, Inc.........................  18,832     710,155
*   Clean Energy Fuels Corp..............................  52,155     155,943
#*  Cloud Peak Energy, Inc...............................  78,591     267,995
#*  Cobalt International Energy, Inc..................... 305,897     455,787
#*  Concho Resources, Inc................................  23,731   2,947,390
    ConocoPhillips....................................... 160,246   6,541,242
#   CONSOL Energy, Inc................................... 246,287   4,773,042
*   Contango Oil & Gas Co................................  30,731     283,647
#*  Continental Resources, Inc...........................  18,071     796,028
#   Core Laboratories NV.................................   5,467     638,600
#   CVR Energy, Inc......................................  30,742     454,982
*   Dawson Geophysical Co................................  23,733     176,811
    Delek US Holdings, Inc...............................  88,382   1,106,543
#   Denbury Resources, Inc............................... 317,378     920,396
    Devon Energy Corp....................................  13,078     500,626
    DHT Holdings, Inc.................................... 138,015     643,150
    Diamond Offshore Drilling, Inc....................... 153,676   3,491,519
#*  Diamondback Energy, Inc..............................  18,353   1,611,210
#*  Dorian LPG, Ltd......................................   9,118      56,258
#*  Dril-Quip, Inc.......................................  43,260   2,354,642
*   Eclipse Resources Corp...............................   9,742      30,687
    Energen Corp.........................................  12,452     589,976
*   ENGlobal Corp........................................  25,261      37,386
#   EnLink Midstream LLC.................................  76,196   1,175,704
    EOG Resources, Inc...................................  28,939   2,364,316
#*  EP Energy Corp. Class A..............................  43,409     181,016
*   Era Group, Inc.......................................  28,008     245,910
    Evolution Petroleum Corp.............................  15,137      82,497
*   Exterran Corp........................................  37,185     472,993

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Energy -- (Continued)
    Exxon Mobil Corp..................................... 500,062 $44,480,515
*   FMC Technologies, Inc................................  48,961   1,242,630
*   Forum Energy Technologies, Inc.......................  89,604   1,463,233
#   Frank's International NV.............................  34,070     419,742
#   GasLog, Ltd..........................................  57,896     774,070
#*  Gastar Exploration, Inc.............................. 115,199     105,511
#*  Geospace Technologies Corp...........................  11,088     182,952
    Green Plains, Inc....................................  46,043   1,044,255
    Gulf Island Fabrication, Inc.........................  22,632     191,467
#*  Gulfmark Offshore, Inc. Class A......................  31,656      91,802
*   Gulfport Energy Corp................................. 112,494   3,272,450
#   Hallador Energy Co...................................   4,268      23,090
    Halliburton Co.......................................  60,878   2,657,933
#*  Harvest Natural Resources, Inc.......................  10,007       5,804
*   Helix Energy Solutions Group, Inc.................... 178,575   1,417,886
#   Helmerich & Payne, Inc...............................  92,621   5,739,723
    Hess Corp............................................  45,124   2,420,903
#   HollyFrontier Corp................................... 114,181   2,902,481
#*  Hornbeck Offshore Services, Inc......................  46,873     374,047
#*  ION Geophysical Corp.................................  11,700      58,617
*   Jones Energy, Inc. Class A...........................   3,425      12,673
    Kinder Morgan, Inc...................................  98,346   1,999,374
#*  Kosmos Energy, Ltd................................... 167,357     928,831
#*  Laredo Petroleum, Inc................................  36,675     367,484
    Marathon Oil Corp.................................... 274,960   3,750,454
    Marathon Petroleum Corp..............................  76,030   2,994,822
#*  Matador Resources Co.................................  67,953   1,433,129
*   Matrix Service Co....................................  38,549     638,757
*   McDermott International, Inc......................... 170,144     881,346
*   Memorial Resource Development Corp...................  68,299   1,023,119
*   Mitcham Industries, Inc..............................  22,567      75,825
#   Murphy Oil Corp...................................... 166,394   4,564,187
#   Nabors Industries, Ltd............................... 366,821   3,301,389
#   National Oilwell Varco, Inc.......................... 129,209   4,179,911
*   Natural Gas Services Group, Inc......................  22,455     563,845
*   Newfield Exploration Co..............................  14,124     611,569
*   Newpark Resources, Inc............................... 155,448     982,431
    Noble Corp. P.L.C.................................... 273,753   2,020,297
    Noble Energy, Inc.................................... 175,580   6,271,718
#*  Nordic American Offshore, Ltd........................     239       1,025
#   Nordic American Tankers, Ltd.........................  27,665     340,280
#*  Northern Oil and Gas, Inc............................  78,652     311,462
#*  Oasis Petroleum, Inc................................. 167,640   1,274,064
    Occidental Petroleum Corp............................  49,267   3,681,723
#   Oceaneering International, Inc.......................  67,547   1,883,210
*   Oil States International, Inc........................  84,167   2,602,444
#   ONEOK, Inc...........................................  18,514     829,242
    Overseas Shipholding Group, Inc. Class A.............   5,822      74,463
#*  Pacific Drilling SA..................................   1,989       9,507
    Panhandle Oil and Gas, Inc. Class A..................  27,323     447,004
#*  Par Pacific Holdings, Inc............................  20,134     302,010
*   Parker Drilling Co................................... 155,286     321,442
*   Parsley Energy, Inc. Class A.........................  64,356   1,834,790

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
Energy -- (Continued)
    Patterson-UTI Energy, Inc............................ 221,426 $4,293,450
#   PBF Energy, Inc. Class A.............................  97,740  2,183,512
*   PDC Energy, Inc......................................  41,592  2,277,994
#*  PetroQuest Energy, Inc...............................  18,130     58,560
*   PHI, Inc. Non-voting.................................  19,300    372,876
*   PHI, Inc. Voting.....................................   1,053     20,465
    Phillips 66..........................................  85,158  6,477,117
*   Pioneer Energy Services Corp......................... 117,542    370,257
    Pioneer Natural Resources Co.........................   8,662  1,408,181
    QEP Resources, Inc................................... 276,452  5,031,426
    Range Resources Corp.................................  15,600    628,836
#*  Renewable Energy Group, Inc..........................  94,220    918,645
#*  REX American Resources Corp..........................   9,639    634,246
#*  Rice Energy, Inc..................................... 124,708  2,908,191
#*  RigNet, Inc..........................................  18,417    220,083
*   Ring Energy, Inc.....................................   3,689     29,291
#   Rowan Cos. P.L.C. Class A............................ 174,129  2,653,726
#*  RPC, Inc............................................. 103,660  1,502,033
#*  RSP Permian, Inc..................................... 109,258  3,927,825
    Schlumberger, Ltd....................................  75,956  6,115,977
    Scorpio Tankers, Inc................................. 321,485  1,530,269
#*  SEACOR Holdings, Inc.................................  30,177  1,705,604
    SemGroup Corp. Class A...............................  57,903  1,676,871
#   Ship Finance International, Ltd...................... 102,242  1,543,854
#   SM Energy Co......................................... 114,080  3,094,990
*   Southwestern Energy Co............................... 160,879  2,345,616
#   Spectra Energy Corp..................................   1,600     57,552
#   Superior Energy Services, Inc........................ 169,622  2,708,863
#*  Synergy Resources Corp............................... 162,053  1,054,965
#   Targa Resources Corp.................................  88,235  3,287,636
#   Teekay Corp..........................................  35,340    219,108
#   Teekay Tankers, Ltd. Class A......................... 107,540    317,243
    Tesco Corp...........................................  83,709    553,316
    Tesoro Corp.......................................... 117,828  8,972,602
*   TETRA Technologies, Inc.............................. 136,770    821,988
#   Tidewater, Inc.......................................  64,165    273,985
#   Transocean, Ltd...................................... 344,915  3,790,616
#*  Triangle Petroleum Corp..............................  68,497     14,693
*   Unit Corp............................................  79,595    994,938
    US Silica Holdings, Inc..............................  15,565    536,526
*   Vaalco Energy, Inc...................................  99,387     84,578
    Valero Energy Corp................................... 125,201  6,545,508
#*  W&T Offshore, Inc....................................  44,242     88,042
#*  Weatherford International P.L.C...................... 401,178  2,278,691
    Western Refining, Inc................................ 156,068  3,254,018
*   Whiting Petroleum Corp............................... 176,856  1,303,429
*   Willbros Group, Inc..................................  80,929    165,904
    Williams Cos., Inc. (The)............................  21,384    512,574
    World Fuel Services Corp.............................  67,475  3,211,810

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE+
                                                          ------- ------------
Energy -- (Continued)
*   WPX Energy, Inc...................................... 352,679 $  3,523,263
                                                                  ------------
Total Energy.............................................          293,977,928
                                                                  ------------
Financials -- (21.0%)
*   1st Constitution Bancorp.............................   2,774       34,425
    1st Source Corp......................................  40,229    1,352,097
    A-Mark Precious Metals, Inc..........................   4,946       84,379
#   Access National Corp.................................  14,788      328,737
*   Affiliated Managers Group, Inc.......................   6,030      885,083
    Aflac, Inc...........................................  50,561    3,654,549
    Alexander & Baldwin, Inc.............................  99,248    3,910,371
*   Alleghany Corp.......................................   7,698    4,183,863
    Allied World Assurance Co. Holdings AG............... 102,437    4,198,893
    Allstate Corp. (The).................................  79,050    5,401,486
    Ally Financial, Inc.................................. 307,805    5,552,802
#*  Altisource Asset Management Corp.....................   1,120       14,403
#*  Altisource Portfolio Solutions SA....................  11,202      260,559
*   Ambac Financial Group, Inc...........................  50,082      910,491
#   American Equity Investment Life Holding Co........... 147,385    2,347,843
    American Express Co..................................  88,920    5,731,783
    American Financial Group, Inc........................  80,660    5,896,246
*   American Independence Corp...........................     610       15,067
    American International Group, Inc.................... 128,798    7,011,763
    American National Bankshares, Inc....................   6,941      182,271
    American National Insurance Co.......................  22,799    2,607,066
*   American River Bankshares............................   4,649       47,466
    Ameriprise Financial, Inc............................  28,122    2,695,212
    Ameris Bancorp.......................................  51,908    1,721,269
    AMERISAFE, Inc.......................................  26,612    1,557,600
    AmeriServ Financial, Inc.............................  17,822       55,426
#   Ames National Corp...................................     900       24,435
#   AmTrust Financial Services, Inc...................... 128,178    3,059,609
    Aon P.L.C............................................  16,979    1,817,942
*   Arch Capital Group, Ltd..............................  64,673    4,697,200
    Argo Group International Holdings, Ltd...............  42,136    2,186,437
    Arrow Financial Corp.................................  17,446      551,119
#   Arthur J Gallagher & Co..............................  14,066      691,907
#   Artisan Partners Asset Management, Inc. Class A......   7,637      213,531
    Aspen Insurance Holdings, Ltd........................  87,830    4,036,667
    Associated Banc-Corp................................. 168,126    3,127,144
    Associated Capital Group, Inc. Class A...............   3,733      111,579
    Assurant, Inc........................................  32,332    2,683,879
    Assured Guaranty, Ltd................................ 200,009    5,358,241
*   Asta Funding, Inc....................................  12,881      139,115
    Astoria Financial Corp............................... 186,418    2,734,752
    Atlantic American Corp...............................   5,179       20,923
*   Atlantic Coast Financial Corp........................   4,319       25,914
*   Atlanticus Holdings Corp.............................  19,831       59,295
*   Atlas Financial Holdings, Inc........................   6,073      104,516
    Auburn National Bancorporation, Inc..................   1,260       35,431
#*  AV Homes, Inc........................................  11,482      164,422
    Axis Capital Holdings, Ltd...........................  79,609    4,424,668
    Baldwin & Lyons, Inc. Class A........................   1,285       31,836

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
    Baldwin & Lyons, Inc. Class B........................    13,262 $   351,310
#   Banc of California, Inc..............................    56,173   1,245,917
    BancFirst Corp.......................................    20,930   1,372,380
*   Bancorp, Inc. (The)..................................    66,434     352,100
    BancorpSouth, Inc....................................   139,945   3,333,490
    Bank Mutual Corp.....................................    64,299     491,244
    Bank of America Corp................................. 1,204,998  17,460,421
    Bank of Commerce Holdings............................     5,615      36,947
#   Bank of Hawaii Corp..................................    35,363   2,437,218
#   Bank of Marin Bancorp................................     3,938     195,246
    Bank of New York Mellon Corp. (The)..................   131,345   5,174,993
#   Bank of the Ozarks, Inc..............................    61,778   2,223,390
    BankFinancial Corp...................................    35,242     429,952
    BankUnited, Inc......................................   107,934   3,240,179
    Banner Corp..........................................    36,181   1,510,195
    Bar Harbor Bankshares................................     6,849     251,221
    BB&T Corp............................................   105,849   3,902,653
*   BBX Capital Corp. Class A............................     1,680      32,491
    BCB Bancorp, Inc.....................................     7,110      75,153
    Bear State Financial, Inc............................     5,803      55,361
    Beneficial Bancorp, Inc..............................    96,011   1,301,909
    Berkshire Bancorp, Inc...............................     2,025      15,805
    Berkshire Hills Bancorp, Inc.........................    49,166   1,296,507
    BGC Partners, Inc. Class A...........................   109,369     970,103
    BlackRock, Inc.......................................     8,103   2,967,724
    Blue Hills Bancorp, Inc..............................     1,744      24,852
    BNC Bancorp..........................................    23,487     569,795
#*  BofI Holding, Inc....................................    60,340   1,014,919
#   BOK Financial Corp...................................    53,630   3,498,285
    Boston Private Financial Holdings, Inc...............   173,805   2,106,517
#   Bridge Bancorp, Inc..................................     6,260     182,229
    Brookline Bancorp, Inc...............................   123,353   1,404,991
#   Brown & Brown, Inc...................................    55,898   2,049,221
    Bryn Mawr Bank Corp..................................    28,989     850,247
*   BSB Bancorp, Inc.....................................     2,724      62,652
    C&F Financial Corp...................................     2,186      99,878
    Calamos Asset Management, Inc. Class A...............    22,334     155,445
#   California First National Bancorp....................     6,388      92,882
    Camden National Corp.................................    13,305     578,501
#   Capital Bank Financial Corp. Class A.................    37,560   1,122,668
    Capital City Bank Group, Inc.........................    22,366     320,057
    Capital One Financial Corp...........................    70,527   4,730,951
*   Capital Properties, Inc. Class A.....................       308       3,080
    Capitol Federal Financial, Inc.......................   300,833   4,262,804
    Cardinal Financial Corp..............................    55,358   1,426,022
*   Carolina Bank Holdings, Inc..........................     1,000      18,460
*   Cascade Bancorp......................................    43,702     246,479
    Cash America International, Inc......................    53,312   2,284,419
    Cathay General Bancorp...............................   125,458   3,761,231
#   CBOE Holdings, Inc...................................    12,636     869,357
*   CBRE Group, Inc. Class A.............................    27,643     786,443
    CenterState Banks, Inc...............................    70,947   1,181,977
    Central Pacific Financial Corp.......................    40,925   1,003,890

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Financials -- (Continued)
    Century Bancorp, Inc. Class A........................   2,971 $   129,714
    Charles Schwab Corp. (The)...........................  29,312     833,047
    Charter Financial Corp...............................   7,723     100,708
    Chemical Financial Corp..............................  62,198   2,573,753
    Chicopee Bancorp, Inc................................   5,278      99,121
    Chubb, Ltd...........................................  58,676   7,349,756
#   Cincinnati Financial Corp............................  74,978   5,600,857
    CIT Group, Inc.......................................  86,788   2,999,393
    Citigroup, Inc....................................... 374,753  16,417,929
#   Citizens & Northern Corp.............................   4,553      97,024
    Citizens Community Bancorp, Inc......................   3,663      37,143
    Citizens Financial Group, Inc........................ 123,558   2,759,050
    Citizens First Corp..................................   1,000      15,020
    Citizens Holding Co..................................   2,106      46,585
#*  Citizens, Inc........................................  50,350     420,422
    City Holding Co......................................  21,694   1,013,110
*   CKX Lands, Inc.......................................   1,400      15,792
#   Clifton Bancorp, Inc.................................  40,840     611,783
    CME Group, Inc.......................................  38,860   3,973,046
    CNA Financial Corp...................................  23,819     758,159
#   CNB Financial Corp...................................  12,102     223,282
    CNO Financial Group, Inc............................. 264,496   4,594,296
    CoBiz Financial, Inc.................................  65,206     805,294
    Codorus Valley Bancorp, Inc..........................   2,931      62,167
    Cohen & Steers, Inc..................................  14,520     625,812
*   Colony Bankcorp, Inc.................................   3,099      29,874
    Columbia Banking System, Inc......................... 119,458   3,621,967
#   Comerica, Inc........................................  76,472   3,459,593
#   Commerce Bancshares, Inc.............................  67,273   3,181,340
    Commercial National Financial Corp...................   1,413      29,390
    Community Bank System, Inc...........................  69,835   3,081,819
*   Community Bankers Trust Corp.........................   1,472       7,669
    Community Trust Bancorp, Inc.........................  25,652     892,177
    Community West Bancshares............................   2,000      15,120
*   CommunityOne Bancorp.................................       1          13
    ConnectOne Bancorp, Inc..............................  33,204     561,480
#   Consolidated-Tomoka Land Co..........................   8,853     433,177
*   Consumer Portfolio Services, Inc.....................  49,069     208,053
#*  Cowen Group, Inc. Class A............................ 109,650     342,108
    Crawford & Co. Class A...............................  34,203     306,117
    Crawford & Co. Class B...............................  14,955     164,206
#*  Credit Acceptance Corp...............................   8,325   1,504,078
*   CU Bancorp...........................................   4,499     106,896
#   Cullen/Frost Bankers, Inc............................  57,350   3,893,491
*   Customers Bancorp, Inc...............................  44,338   1,141,260
#   CVB Financial Corp................................... 124,708   2,051,447
#   Diamond Hill Investment Group, Inc...................   1,826     348,748
    Dime Community Bancshares, Inc.......................  79,210   1,370,333
    Discover Financial Services..........................  40,887   2,324,017
    Donegal Group, Inc. Class A..........................  25,494     412,238
    Donegal Group, Inc. Class B..........................   3,821      60,907
*   E*TRADE Financial Corp............................... 140,013   3,511,526
    Eagle Bancorp Montana, Inc...........................   3,414      45,645

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
Financials -- (Continued)
*   Eagle Bancorp, Inc...................................  25,503 $1,314,680
    East West Bancorp, Inc...............................  95,965  3,283,922
    Eastern Virginia Bankshares, Inc.....................   3,468     26,114
#   Eaton Vance Corp.....................................  25,477    963,285
*   eHealth, Inc.........................................  23,064    220,261
    EMC Insurance Group, Inc.............................  23,175    642,643
#*  Emergent Capital, Inc................................   1,840      6,826
    Employers Holdings, Inc..............................  53,912  1,537,570
#*  Encore Capital Group, Inc............................  46,669  1,139,190
    Endurance Specialty Holdings, Ltd....................  97,115  6,567,887
*   Enova International, Inc.............................  43,119    391,952
*   Enstar Group, Ltd....................................  17,332  2,887,338
#   Enterprise Bancorp, Inc..............................   5,800    137,286
    Enterprise Financial Services Corp...................  29,518    848,938
    Erie Indemnity Co. Class A...........................  11,429  1,116,499
    ESSA Bancorp, Inc....................................  11,606    164,341
    Evans Bancorp, Inc...................................   2,412     61,482
    EverBank Financial Corp.............................. 120,055  2,156,188
    Evercore Partners, Inc. Class A......................  28,041  1,420,837
#   Everest Re Group, Ltd................................  22,338  4,222,105
*   Ezcorp, Inc. Class A.................................  65,232    591,002
#   FactSet Research Systems, Inc........................   5,700    980,172
    Farmers Capital Bank Corp............................   6,821    201,492
    Farmers National Banc Corp...........................   1,500     14,325
    FBL Financial Group, Inc. Class A....................  32,494  2,026,651
*   FCB Financial Holdings, Inc. Class A.................  25,348    886,420
    Federal Agricultural Mortgage Corp. Class A..........     987     39,589
    Federal Agricultural Mortgage Corp. Class C..........  11,886    456,779
    Federated Investors, Inc. Class B....................  41,610  1,313,628
    Federated National Holding Co........................  30,036    629,254
#   Fidelity & Guaranty Life.............................   2,512     54,912
    Fidelity Southern Corp...............................  35,717    614,690
    Fifth Third Bancorp.................................. 403,189  7,652,527
#   Financial Engines, Inc...............................   4,036    106,510
    Financial Institutions, Inc..........................  22,312    600,193
*   First Acceptance Corp................................  27,407     41,659
    First American Financial Corp........................ 127,902  5,347,583
    First Bancorp(318910106).............................  24,465    457,985
*   First BanCorp(318672706)............................. 120,189    551,668
    First Bancorp, Inc...................................  11,243    247,908
*   First Bancshares, Inc................................     700      6,825
    First Bancshares, Inc. (The).........................     222      3,896
    First Busey Corp.....................................  54,872  1,236,266
    First Business Financial Services, Inc...............   9,669    229,252
    First Cash Financial Services, Inc...................  34,353  1,762,652
#   First Citizens BancShares, Inc. Class A..............  11,298  2,934,994
    First Commonwealth Financial Corp.................... 161,995  1,563,252
    First Community Bancshares, Inc......................  23,514    539,176
    First Connecticut Bancorp., Inc......................   5,590     89,999
    First Defiance Financial Corp........................  11,745    489,649
    First Federal of Northern Michigan Bancorp, Inc......     800      5,448
    First Financial Bancorp.............................. 116,027  2,472,535
#   First Financial Bankshares, Inc......................  28,508    974,118

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
            First Financial Corp............................  12,972 $  496,828
            First Financial Northwest, Inc..................  19,410    271,352
*           First Foundation, Inc...........................     506     12,048
#           First Horizon National Corp..................... 273,886  3,987,780
            First Interstate BancSystem, Inc. Class A.......  40,789  1,184,513
*           First Marblehead Corp. (The)....................   1,466      7,301
            First Merchants Corp............................  62,176  1,629,011
            First Midwest Bancorp, Inc...................... 139,157  2,598,061
*           First NBC Bank Holding Co.......................  23,381    444,940
            First Niagara Financial Group, Inc.............. 431,795  4,395,673
            First of Long Island Corp. (The)................   6,925    210,174
(degrees)*  First Place Financial Corp......................  10,608         --
            First Republic Bank.............................  17,944  1,286,046
            First South Bancorp, Inc........................   7,807     75,025
*           First United Corp...............................   3,697     36,970
            FirstMerit Corp................................. 154,162  3,272,859
*           Flagstar Bancorp, Inc...........................  47,695  1,259,625
            Flushing Financial Corp.........................  55,135  1,230,062
            FNB Corp........................................ 274,562  3,281,016
            FNF Group....................................... 190,265  7,167,283
#*          FNFV Group......................................  63,414    756,529
#*          Forestar Group, Inc.............................  72,227    886,948
            Franklin Resources, Inc.........................  38,100  1,378,839
#*          FRP Holdings, Inc...............................   8,107    294,933
            Fulton Financial Corp........................... 246,445  3,363,974
            Gain Capital Holdings, Inc......................  74,308    499,350
            GAINSCO, Inc....................................   1,497     20,060
            GAMCO Investors, Inc. Class A...................   3,733    127,445
#*          Genworth Financial, Inc. Class A................ 299,377    856,218
#           German American Bancorp, Inc....................  18,150    617,100
            Glacier Bancorp, Inc............................  90,507  2,496,183
*           Global Indemnity P.L.C..........................  19,269    578,648
            Goldman Sachs Group, Inc. (The).................  46,950  7,456,129
            Great Southern Bancorp, Inc.....................  20,500    803,600
            Great Western Bancorp, Inc......................   2,730     90,554
*           Green Dot Corp. Class A.........................  71,759  1,736,568
#           Greenhill & Co., Inc............................  10,704    212,260
*           Greenlight Capital Re, Ltd. Class A.............  62,321  1,285,682
            Griffin Industrial Realty, Inc..................   4,473    143,986
            Guaranty Bancorp................................  18,059    304,655
            Guaranty Federal Bancshares, Inc................   1,886     30,402
*           Hallmark Financial Services, Inc................  29,577    313,812
#*          Hampton Roads Bankshares, Inc...................     520      1,066
            Hancock Holding Co.............................. 131,356  3,808,010
            Hanmi Financial Corp............................  63,158  1,548,634
            Hanover Insurance Group, Inc. (The).............  72,762  5,991,223
#           Harleysville Savings Financial Corp.............   2,920     53,582
            Hartford Financial Services Group, Inc. (The)...  89,282  3,557,888
            Hawthorn Bancshares, Inc........................   2,380     33,153
#           HCI Group, Inc..................................  29,184    880,189
            Heartland Financial USA, Inc....................  31,031  1,139,458
            Hennessy Advisors, Inc..........................     781     27,101
            Heritage Commerce Corp..........................  42,951    450,126

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Financials -- (Continued)
    Heritage Financial Corp................................  38,115 $   665,488
#   Heritage Insurance Holdings, Inc.......................  10,502     130,120
    Heritage Oaks Bancorp..................................   9,827      79,992
    HFF, Inc. Class A......................................  26,229     739,920
*   Hilltop Holdings, Inc.................................. 181,844   3,960,562
#   Hingham Institution for Savings........................   1,338     175,278
*   HMN Financial, Inc.....................................   1,450      19,952
    Home Bancorp, Inc......................................   7,010     202,869
    Home BancShares, Inc................................... 127,942   2,670,150
*   HomeStreet, Inc........................................  30,449     679,013
*   HomeTrust Bancshares, Inc..............................  10,175     187,016
    Hope Bancorp, Inc...................................... 146,167   2,246,587
    HopFed Bancorp, Inc....................................   2,207      25,138
    Horace Mann Educators Corp.............................  54,980   1,879,216
    Horizon Bancorp........................................  11,108     305,692
#*  Howard Hughes Corp. (The)..............................  22,590   2,698,601
    Huntington Bancshares, Inc............................. 486,672   4,623,384
    Iberiabank Corp........................................  56,983   3,559,728
    Independence Holding Co................................  15,010     261,324
    Independent Bank Corp.(453836108)......................  41,176   2,067,447
    Independent Bank Corp.(453838609)......................   7,338     112,858
    Independent Bank Group, Inc............................   6,241     263,745
    Infinity Property & Casualty Corp......................  12,729   1,044,287
#   Interactive Brokers Group, Inc. Class A................  65,370   2,277,491
    Intercontinental Exchange, Inc.........................   7,110   1,878,462
*   InterGroup Corp. (The).................................     235       5,642
    International Bancshares Corp.......................... 105,759   2,899,912
*   INTL. FCStone, Inc.....................................  30,647     893,054
    Invesco, Ltd........................................... 161,653   4,717,035
    Investment Technology Group, Inc.......................  58,394     975,180
    Investors Bancorp, Inc................................. 429,913   4,883,812
    Investors Title Co.....................................   1,606     161,403
    James River Group Holdings, Ltd........................   2,118      71,292
#   Janus Capital Group, Inc............................... 206,546   3,118,845
    Jones Lang LaSalle, Inc................................  11,339   1,241,280
    JPMorgan Chase & Co.................................... 550,713  35,229,111
*   KCG Holdings, Inc. Class A.............................  72,940   1,103,582
    Kearny Financial Corp..................................  88,749   1,155,512
    Kemper Corp............................................  89,053   3,051,846
    Kennedy-Wilson Holdings, Inc...........................  39,468     830,801
    Kentucky First Federal Bancorp.........................   2,320      19,163
    KeyCorp................................................ 391,336   4,578,631
#*  Ladenburg Thalmann Financial Services, Inc.............  58,776     143,413
    Lake Shore Bancorp, Inc................................     339       4,529
    Lake Sunapee Bank Group................................   4,833      89,121
    Lakeland Bancorp, Inc..................................  48,632     579,207
    Lakeland Financial Corp................................  23,348   1,198,920
    Landmark Bancorp, Inc..................................   2,882      74,211
    LegacyTexas Financial Group, Inc.......................  61,643   1,758,058
    Legg Mason, Inc........................................ 109,758   3,747,138
#*  LendingTree, Inc.......................................   7,163     723,320
#   Leucadia National Corp................................. 156,313   2,854,275
    Lincoln National Corp.................................. 118,951   5,194,590

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
    Loews Corp.............................................. 114,074 $4,714,678
#   LPL Financial Holdings, Inc.............................  43,478  1,171,732
#   M&T Bank Corp...........................................  11,270  1,291,091
    Macatawa Bank Corp......................................  39,344    304,916
    Mackinac Financial Corp.................................   6,295     73,337
*   Magyar Bancorp, Inc.....................................   1,971     19,276
#   Maiden Holdings, Ltd.................................... 123,646  1,727,335
    MainSource Financial Group, Inc.........................  36,063    803,123
*   Malvern Bancorp, Inc....................................     241      3,774
    Manning & Napier, Inc...................................   9,696     75,532
*   Marcus & Millichap, Inc.................................   7,263    194,576
*   Markel Corp.............................................   5,644  5,354,745
    MarketAxess Holdings, Inc...............................  25,322  4,093,555
    Marlin Business Services Corp...........................  20,602    378,253
    Marsh & McLennan Cos., Inc..............................  17,700  1,163,775
*   Maui Land & Pineapple Co., Inc..........................   4,186     28,255
    MB Financial, Inc....................................... 108,087  4,149,460
*   MBIA, Inc............................................... 282,838  2,387,153
    MBT Financial Corp......................................  13,154    118,254
    Mercantile Bank Corp....................................  17,805    448,330
    Merchants Bancshares, Inc...............................   7,987    253,827
#   Mercury General Corp....................................  44,325  2,454,275
    Meridian Bancorp, Inc...................................  71,697  1,053,946
    Meta Financial Group, Inc...............................  12,679    693,415
    MetLife, Inc............................................ 108,351  4,630,922
*   MGIC Investment Corp....................................  70,927    509,965
    Mid Penn Bancorp, Inc...................................     778     12,876
#   MidSouth Bancorp, Inc...................................  10,806    113,571
    MidWestOne Financial Group, Inc.........................   8,074    233,742
#   Moelis & Co. Class A....................................   8,099    201,584
    Morgan Stanley.......................................... 171,784  4,935,354
    Morningstar, Inc........................................   7,996    676,302
#*  MSB Financial Corp......................................   1,253     16,414
    MSCI, Inc...............................................  20,946  1,802,194
    MutualFirst Financial, Inc..............................   5,851    168,099
    Nasdaq, Inc.............................................  45,550  3,223,118
    National Bank Holdings Corp. Class A....................  42,963    860,549
#   National Bankshares, Inc................................     400     13,924
    National General Holdings Corp..........................  40,416    833,782
    National Interstate Corp................................  27,932    905,835
    National Security Group, Inc. (The).....................     419      8,129
    National Western Life Group, Inc. Class A...............   2,637    498,762
#*  Nationstar Mortgage Holdings, Inc.......................   3,026     38,218
    Navient Corp............................................ 296,499  4,210,286
    Navigators Group, Inc. (The)............................  24,689  2,312,619
    NBT Bancorp, Inc........................................  68,090  2,030,444
    Nelnet, Inc. Class A....................................  55,598  2,246,715
    New York Community Bancorp, Inc......................... 206,831  2,988,708
#*  NewStar Financial, Inc..................................  50,806    519,237
*   Nicholas Financial, Inc.................................   8,092     86,423
*   NMI Holdings, Inc. Class A..............................  21,140    132,759
    Northeast Bancorp.......................................     118      1,302
    Northeast Community Bancorp, Inc........................  10,523     66,505

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
    Northern Trust Corp.....................................  28,370 $1,917,528
    Northfield Bancorp, Inc.................................  89,908  1,342,326
    Northrim BanCorp, Inc...................................   7,949    225,752
    NorthStar Asset Management Group, Inc...................  59,322    703,559
    Northwest Bancshares, Inc............................... 203,945  3,040,820
#   Norwood Financial Corp..................................   1,641     45,981
    Ocean Shore Holding Co..................................   6,104    134,166
    OceanFirst Financial Corp...............................  41,242    777,824
#*  Ocwen Financial Corp....................................  26,977     53,954
    OFG Bancorp.............................................  82,658    877,001
    Ohio Valley Banc Corp...................................   2,002     43,584
    Old Line Bancshares, Inc................................   5,057     96,791
    Old National Bancorp.................................... 224,623  2,956,039
    Old Point Financial Corp................................     700     13,307
    Old Republic International Corp......................... 246,733  4,781,686
    Old Second Bancorp, Inc.................................  17,178    129,694
    OM Asset Management P.L.C...............................   5,715     80,010
    OneBeacon Insurance Group, Ltd. Class A.................  44,472    623,053
#*  OneMain Holdings, Inc...................................  10,845    312,770
#   Oppenheimer Holdings, Inc. Class A......................  11,128    175,155
    Opus Bank...............................................  21,748    702,025
    Oritani Financial Corp..................................  90,601  1,469,548
    Pacific Continental Corp................................  24,559    355,614
*   Pacific Mercantile Bancorp..............................  11,608     79,283
*   Pacific Premier Bancorp, Inc............................  31,519    761,184
#   PacWest Bancorp......................................... 119,528  4,942,483
    Park National Corp......................................  14,100  1,262,232
    Park Sterling Corp......................................  47,722    368,414
#*  Patriot National Bancorp, Inc...........................     150      1,989
    PB Bancorp, Inc.........................................   3,872     32,835
    Peapack Gladstone Financial Corp........................  19,775    396,884
#   Penns Woods Bancorp, Inc................................   4,555    192,904
*   PennyMac Financial Services, Inc. Class A...............   6,327     79,783
#   People's United Financial, Inc.......................... 287,510  4,358,652
    Peoples Bancorp of North Carolina, Inc..................   3,297     67,523
    Peoples Bancorp, Inc....................................  19,560    439,122
    Peoples Financial Services Corp.........................     300     11,841
*   PHH Corp................................................  59,532    869,763
*   PICO Holdings, Inc......................................  33,012    332,761
    Pinnacle Financial Partners, Inc........................  47,087  2,500,791
*   Piper Jaffray Cos.......................................  20,441    845,031
    PNC Financial Services Group, Inc. (The)................  61,706  5,100,001
    Popular, Inc............................................ 116,807  3,935,228
#*  PRA Group, Inc..........................................  42,921  1,195,779
    Preferred Bank..........................................  14,362    469,207
    Premier Financial Bancorp, Inc..........................   6,434    114,783
#   Primerica, Inc..........................................  80,176  4,129,866
    Principal Financial Group, Inc.......................... 157,281  7,334,013
    PrivateBancorp, Inc.....................................  83,480  3,689,816
    ProAssurance Corp.......................................  72,223  3,731,040
    Progressive Corp. (The).................................  93,236  3,031,102
    Prosperity Bancshares, Inc..............................  70,464  3,600,006
    Provident Financial Holdings, Inc.......................   9,638    187,845

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
    Provident Financial Services, Inc.......................  96,974 $1,954,026
    Prudential Bancorp, Inc.................................   5,896     84,136
    Prudential Financial, Inc...............................  53,496  4,027,714
    Pzena Investment Management, Inc. Class A...............   7,680     60,365
    QCR Holdings, Inc.......................................   4,140    122,710
    Radian Group, Inc....................................... 128,091  1,652,374
    Raymond James Financial, Inc............................  61,445  3,373,330
#   RE/MAX Holdings, Inc. Class A...........................  18,323    793,752
*   Realogy Holdings Corp...................................  61,143  1,894,822
*   Regional Management Corp................................   4,552     85,578
    Regions Financial Corp.................................. 613,306  5,624,016
    Reinsurance Group of America, Inc.......................  32,931  3,268,402
    RenaissanceRe Holdings, Ltd.............................  50,504  5,935,230
    Renasant Corp...........................................  70,525  2,272,315
    Republic Bancorp, Inc. Class A..........................  22,425    668,489
#*  Republic First Bancorp, Inc.............................  20,713     90,930
    Resource America, Inc. Class A..........................  26,031    253,542
    Riverview Bancorp, Inc..................................  13,240     62,096
#   RLI Corp................................................  35,376  2,411,582
*   Royal Bancshares of Pennsylvania, Inc. Class A..........  12,894     30,559
    S&T Bancorp, Inc........................................  48,662  1,240,394
#*  Safeguard Scientifics, Inc..............................  43,637    563,790
    Safety Insurance Group, Inc.............................  32,839  2,091,844
    Salisbury Bancorp, Inc..................................     856     25,569
    Sandy Spring Bancorp, Inc...............................  36,419  1,086,743
#*  Santander Consumer USA Holdings, Inc....................  23,623    259,617
    SB Financial Group, Inc.................................   3,194     35,805
*   Seacoast Banking Corp. of Florida.......................  33,341    532,456
*   Security National Financial Corp. Class A...............   4,575     24,248
    SEI Investments Co......................................  12,500    562,500
*   Select Bancorp, Inc.....................................   2,187     17,693
#   Selective Insurance Group, Inc..........................  93,384  3,656,917
#   ServisFirst Bancshares, Inc.............................   9,348    473,289
    Shore Bancshares, Inc...................................   7,198     84,648
    SI Financial Group, Inc.................................   9,640    128,887
*   Siebert Financial Corp..................................   9,393     15,498
    Sierra Bancorp..........................................  15,922    284,685
*   Signature Bank..........................................  12,992  1,562,158
    Silvercrest Asset Management Group, Inc. Class A........   3,950     47,992
    Simmons First National Corp. Class A....................  44,031  2,023,224
#*  SLM Corp................................................ 245,290  1,763,635
    South State Corp........................................  37,483  2,732,886
*   Southern First Bancshares, Inc..........................   2,825     76,444
    Southern Missouri Bancorp, Inc..........................   2,930     71,521
    Southern National Bancorp of Virginia, Inc..............     712      9,491
#   Southside Bancshares, Inc...............................  38,612  1,181,141
    Southwest Bancorp, Inc..................................  36,281    704,577
    Southwest Georgia Financial Corp........................   1,854     27,995
#*  St Joe Co. (The)........................................  26,103    481,078
    State Auto Financial Corp...............................  44,246    999,075
    State Bank Financial Corp...............................  21,837    477,794
    State National Cos., Inc................................   7,481     81,693
    State Street Corp.......................................  29,932  1,968,927

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
    Sterling Bancorp........................................ 260,300 $4,396,467
    Stewart Information Services Corp.......................  47,945  2,052,525
#*  Stifel Financial Corp...................................  65,845  2,327,621
    Stock Yards Bancorp, Inc................................  31,344    925,902
    Stonegate Bank..........................................   2,298     72,824
*   Stratus Properties, Inc.................................   9,080    159,717
    Suffolk Bancorp.........................................  16,868    555,126
#   Summit Financial Group, Inc.............................   1,980     38,907
    Summit State Bank.......................................   2,856     39,270
*   Sun Bancorp, Inc........................................  14,151    301,982
    SunTrust Banks, Inc.....................................  61,177  2,587,175
    Sussex Bancorp..........................................   2,146     32,405
#*  SVB Financial Group.....................................  16,385  1,645,382
*   Synchrony Financial..................................... 148,235  4,132,792
    Synovus Financial Corp.................................. 164,662  5,012,311
    T Rowe Price Group, Inc.................................  11,400    805,866
    Talmer Bancorp, Inc. Class A............................  26,945    566,384
    TCF Financial Corp...................................... 247,916  3,369,178
#   TD Ameritrade Holding Corp..............................  48,498  1,472,399
*   Tejon Ranch Co..........................................  23,351    613,431
    Territorial Bancorp, Inc................................  16,900    454,610
#   Teton Advisors, Inc. Class A............................      39      1,644
*   Texas Capital Bancshares, Inc...........................  72,175  3,503,374
#   TFS Financial Corp......................................  54,257    987,477
    TheStreet, Inc..........................................  24,818     27,548
    Timberland Bancorp, Inc.................................   3,941     58,997
    Tiptree Financial, Inc. Class A.........................  72,177    376,764
    Tompkins Financial Corp.................................  21,205  1,542,452
    Torchmark Corp..........................................  42,607  2,636,095
    Towne Bank..............................................  66,182  1,518,877
    Travelers Cos., Inc. (The)..............................  66,684  7,750,014
    Trico Bancshares........................................  33,834    880,361
*   Trinity Place Holdings, Inc.............................   6,344     51,577
#*  TriState Capital Holdings, Inc..........................  18,220    259,999
    TrustCo Bank Corp. NY................................... 198,570  1,316,519
#   Trustmark Corp.......................................... 118,388  3,089,927
    U.S. Bancorp............................................ 118,110  4,980,699
#   UMB Financial Corp......................................  56,515  3,131,496
    Umpqua Holdings Corp.................................... 223,319  3,401,148
    Union Bankshares Corp...................................  63,197  1,696,207
#   Union Bankshares, Inc...................................   2,000     69,720
    United Bancshares, Inc..................................   2,040     38,270
#   United Bankshares, Inc..................................  96,355  3,690,396
    United Community Bancorp................................     993     14,721
    United Community Banks, Inc............................. 101,861  1,959,806
    United Community Financial Corp.........................  34,835    231,304
    United Financial Bancorp, Inc...........................  78,287  1,029,474
    United Fire Group, Inc..................................  32,636  1,370,712
#   United Insurance Holdings Corp..........................  26,871    426,174
*   United Security Bancshares..............................  11,782     70,928
#   United Security Bancshares, Inc.........................     600      5,832
    Unity Bancorp, Inc......................................   6,359     80,251
#   Universal Insurance Holdings, Inc.......................  83,507  1,815,442

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Financials -- (Continued)
    Univest Corp. of Pennsylvania.........................  38,421 $    810,299
    Unum Group............................................ 115,811    3,869,246
    Validus Holdings, Ltd................................. 106,222    5,250,553
#   Valley National Bancorp............................... 242,772    2,201,942
    Value Line, Inc.......................................   3,839       69,371
#   Virtus Investment Partners, Inc.......................  11,743      989,817
    Voya Financial, Inc...................................  70,930    1,817,936
    VSB Bancorp, Inc......................................     170        2,183
#   Waddell & Reed Financial, Inc. Class A................  19,273      351,925
#*  Walker & Dunlop, Inc..................................  57,779    1,367,629
    Washington Federal, Inc............................... 150,954    3,773,850
    Washington Trust Bancorp, Inc.........................  20,730      786,911
    WashingtonFirst Bankshares, Inc.......................   1,093       26,232
    Waterstone Financial, Inc.............................  45,274      709,896
    Wayne Savings Bancshares, Inc.........................   1,684       21,892
#   Webster Financial Corp................................ 128,628    4,625,463
    Wells Fargo & Co...................................... 913,280   43,810,042
    WesBanco, Inc.........................................  59,964    1,854,087
    West Bancorporation, Inc..............................  25,880      491,720
#   Westamerica Bancorporation............................  22,308    1,049,368
*   Western Alliance Bancorp..............................  87,862    2,989,944
    Westfield Financial, Inc..............................  30,858      242,852
    Westwood Holdings Group, Inc..........................   8,622      462,312
    White Mountains Insurance Group, Ltd..................   2,659    2,183,890
    Willis Towers Watson P.L.C............................  12,146    1,501,489
    Wilshire Bancorp, Inc................................. 138,668    1,489,294
    Wintrust Financial Corp...............................  75,495    3,986,136
#   WisdomTree Investments, Inc...........................  44,385      441,187
*   WMIH Corp.............................................   4,607       11,149
#*  World Acceptance Corp.................................  13,047      567,023
#   WR Berkley Corp....................................... 105,115    6,116,642
    WSFS Financial Corp...................................  37,576    1,322,299
    WVS Financial Corp....................................   1,627       19,117
    XL Group, Ltd......................................... 137,506    4,759,083
    Yadkin Financial Corp.................................  51,721    1,302,852
#   Your Community Bankshares, Inc........................     255        9,489
    Zions Bancorporation.................................. 121,503    3,387,504
                                                                   ------------
Total Financials..........................................          906,885,837
                                                                   ------------
Health Care -- (7.5%)
#*  AAC Holdings, Inc.....................................   1,086       24,620
#   Abaxis, Inc...........................................   8,365      413,733
    Abbott Laboratories...................................  82,710    3,701,272
*   ABIOMED, Inc..........................................   2,919      344,354
#*  Acadia Healthcare Co., Inc............................  30,622    1,730,143
#*  ACADIA Pharmaceuticals, Inc...........................   4,000      148,160
*   Accuray, Inc..........................................   5,521       30,255
    Aceto Corp............................................  46,953    1,207,162
*   Acorda Therapeutics, Inc..............................  34,110      862,301
#*  Adamas Pharmaceuticals, Inc...........................  13,833      208,878
#   Adcare Health Systems, Inc............................      49          117
*   Addus HomeCare Corp...................................  18,799      354,549
    Aetna, Inc............................................  47,160    5,433,304

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Health Care -- (Continued)
    Agilent Technologies, Inc...............................  29,267 $1,408,035
#*  Air Methods Corp........................................  62,437  2,078,528
#*  Akebia Therapeutics, Inc................................   2,541     22,742
#*  Akorn, Inc..............................................  15,379    526,423
*   Albany Molecular Research, Inc..........................  35,314    509,934
*   Alere, Inc..............................................  90,727  3,402,262
*   Alexion Pharmaceuticals, Inc............................   6,040    776,744
#*  Align Technology, Inc...................................  13,755  1,226,258
*   Alkermes P.L.C..........................................   9,386    468,361
*   Allergan P.L.C..........................................  38,459  9,728,204
*   Alliance HealthCare Services, Inc.......................   5,402     32,196
*   Allied Healthcare Products, Inc.........................   4,920      3,224
*   Allscripts Healthcare Solutions, Inc.................... 121,794  1,719,731
*   Almost Family, Inc......................................  19,524    776,860
#*  Alnylam Pharmaceuticals, Inc............................   5,435    370,015
#*  AMAG Pharmaceuticals, Inc...............................  16,335    433,368
#*  Amedisys, Inc...........................................  39,104  2,094,019
*   American Shared Hospital Services.......................     900      1,890
    AmerisourceBergen Corp..................................   5,303    451,763
    Amgen, Inc..............................................  26,355  4,533,851
*   AMN Healthcare Services, Inc............................  64,722  2,737,741
*   Amphastar Pharmaceuticals, Inc..........................  25,608    414,337
*   Amsurg Corp.............................................  81,287  6,097,338
    Analogic Corp...........................................  14,498  1,218,122
*   AngioDynamics, Inc......................................  55,691    923,914
*   Anika Therapeutics, Inc.................................  23,690  1,182,605
    Anthem, Inc.............................................  52,191  6,854,766
#*  Aralez Pharmaceuticals, Inc.............................  21,717     76,010
#*  ArQule, Inc.............................................  14,784     24,541
*   Arrhythmia Research Technology, Inc.....................   1,153      4,871
*   Assembly Biosciences, Inc...............................   5,098     28,498
#*  athenahealth, Inc.......................................   2,611    333,660
    Atrion Corp.............................................   2,087    995,082
*   Aviragen Therapeutics, Inc..............................   6,230      8,535
    Baxter International, Inc...............................  29,857  1,433,733
    Becton Dickinson and Co.................................   9,125  1,606,000
*   Bio-Rad Laboratories, Inc. Class A......................  26,718  3,876,515
*   Bio-Rad Laboratories, Inc. Class B......................   1,277    185,803
    Bio-Techne Corp.........................................   8,876    997,840
*   Bioanalytical Systems, Inc..............................   1,915      2,355
*   Biogen, Inc.............................................   6,870  1,991,819
*   BioMarin Pharmaceutical, Inc............................   4,800    477,216
*   BioScrip, Inc...........................................  87,873    224,955
*   BioSpecifics Technologies Corp..........................   4,545    184,073
*   BioTelemetry, Inc.......................................  36,090    686,432
#*  Bluebird Bio, Inc.......................................   2,969    169,767
*   Boston Scientific Corp..................................  39,611    961,755
*   Bovie Medical Corp......................................  13,510     24,994
#*  Brookdale Senior Living, Inc............................ 100,963  1,864,787
    Bruker Corp.............................................  22,783    567,752
*   Cambrex Corp............................................  36,357  1,905,470
    Cantel Medical Corp.....................................  22,768  1,524,318
*   Capital Senior Living Corp..............................  50,675    987,149

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Health Care -- (Continued)
    Cardinal Health, Inc..................................... 11,763 $  983,387
*   Catalent, Inc............................................ 24,637    629,229
#   Catalyst Biosciences, Inc................................  3,081      4,591
#*  Celsion Corp.............................................    422        519
*   Centene Corp............................................. 23,371  1,648,824
#*  Cerner Corp..............................................  8,000    499,120
*   Charles River Laboratories International, Inc............ 15,759  1,385,689
#   Chemed Corp..............................................  9,323  1,371,786
    Cigna Corp............................................... 18,390  2,371,574
*   Civitas Solutions, Inc...................................  3,257     69,798
*   Community Health Systems, Inc............................ 72,986    932,031
#   Computer Programs & Systems, Inc.........................  7,500    297,300
*   Concert Pharmaceuticals, Inc.............................  9,417    108,201
#   CONMED Corp.............................................. 29,451  1,196,889
    Cooper Cos., Inc. (The)..................................  4,843    883,702
*   CorVel Corp.............................................. 13,794    623,489
    CR Bard, Inc.............................................  4,262    953,537
*   Cross Country Healthcare, Inc............................ 41,631    608,645
    CryoLife, Inc............................................ 45,353    660,793
*   Cumberland Pharmaceuticals, Inc.......................... 24,968    117,849
*   Cutera, Inc.............................................. 16,314    176,028
*   Cynosure, Inc. Class A................................... 30,125  1,655,670
    Danaher Corp............................................. 34,453  2,805,852
*   DaVita HealthCare Partners, Inc.......................... 38,698  3,000,643
#   DENTSPLY SIRONA, Inc..................................... 77,730  4,977,829
#*  Depomed, Inc............................................. 18,005    341,555
#*  DexCom, Inc..............................................  3,531    325,664
#*  Dicerna Pharmaceuticals, Inc.............................  1,693      5,435
    Digirad Corp............................................. 16,700     97,862
*   Edwards Lifesciences Corp................................ 14,800  1,694,896
*   Electromed, Inc..........................................  3,600     15,840
*   Emergent BioSolutions, Inc............................... 63,685  2,126,442
*   Endo International P.L.C................................. 14,353    249,168
#   Ensign Group, Inc. (The)................................. 69,328  1,490,552
#*  Envision Healthcare Holdings, Inc........................ 66,786  1,642,268
*   Enzo Biochem, Inc........................................ 44,165    307,830
*   Exactech, Inc............................................ 16,995    459,375
*   Express Scripts Holding Co............................... 53,330  4,056,813
#*  Five Prime Therapeutics, Inc............................. 31,856  1,614,781
*   Five Star Quality Care, Inc.............................. 85,112    201,715
#*  Genesis Healthcare, Inc.................................. 15,256     31,427
#*  Globus Medical, Inc. Class A............................. 44,969  1,032,039
*   Haemonetics Corp......................................... 53,621  1,625,789
*   Halyard Health, Inc...................................... 71,320  2,466,959
*   Hanger, Inc.............................................. 38,027    408,790
#*  Harvard Bioscience, Inc.................................. 53,799    153,327
    HealthSouth Corp......................................... 20,397    878,091
*   HealthStream, Inc........................................ 46,827  1,134,618
*   Healthways, Inc.......................................... 67,472  1,136,228
#*  Henry Schein, Inc........................................  8,644  1,564,391
    Hill-Rom Holdings, Inc................................... 43,483  2,323,297
*   HMS Holdings Corp........................................ 88,726  1,763,873
*   Hologic, Inc............................................. 65,441  2,518,824

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Health Care -- (Continued)
#*          Horizon Pharma P.L.C...........................  70,312 $ 1,356,318
            Humana, Inc....................................  18,374   3,170,434
*           Icad, Inc......................................   1,300       7,033
*           ICU Medical, Inc...............................  13,968   1,630,904
#*          Idera Pharmaceuticals, Inc.....................  20,811      35,795
#*          IDEXX Laboratories, Inc........................   2,498     234,287
#*          Illumina, Inc..................................   9,020   1,500,477
*           Impax Laboratories, Inc........................  38,536   1,210,801
#*          IMS Health Holdings, Inc.......................  13,635     409,323
*           INC Research Holdings, Inc. Class A............   5,721     254,642
#*          Incyte Corp....................................   4,323     389,978
#*          InfuSystems Holdings, Inc......................   6,961      20,535
#           Innoviva, Inc..................................   3,555      45,753
#*          Inogen, Inc....................................   6,718     361,025
#*          Inovio Pharmaceuticals, Inc....................   3,380      33,394
#*          Insys Therapeutics, Inc........................   3,050      47,733
*           Integer Holdings Corp..........................  20,020     444,644
#*          Integra LifeSciences Holdings Corp.............  24,441   2,059,643
#*          Intercept Pharmaceuticals, Inc.................     891     154,170
*           Interpace Diagnostics Group, Inc...............  16,959       5,088
*           Intuitive Surgical, Inc........................   1,500   1,043,640
#           Invacare Corp..................................  64,126     738,732
#*          Invitae Corp...................................   1,150      10,086
#*          iRadimed Corp..................................   3,451      66,811
*           IRIDEX Corp....................................   4,733      76,722
*           Jazz Pharmaceuticals P.L.C.....................   4,993     753,793
            Johnson & Johnson..............................  96,154  12,041,365
*           Juniper Pharmaceuticals, Inc...................   5,887      44,388
*           Karyopharm Therapeutics, Inc...................   1,611      11,889
            Kewaunee Scientific Corp.......................   2,037      41,249
*           Kindred Biosciences, Inc.......................   1,802       7,064
            Kindred Healthcare, Inc........................ 143,054   1,753,842
*           Laboratory Corp. of America Holdings...........  15,677   2,187,882
#           Landauer, Inc..................................   5,838     243,561
*           Lannett Co., Inc...............................  22,843     713,158
            LeMaitre Vascular, Inc.........................  22,283     383,268
*           LHC Group, Inc.................................  23,741   1,074,518
*           LifePoint Health, Inc..........................  66,363   3,927,362
#*          Ligand Pharmaceuticals, Inc....................   3,504     472,620
#*          Lipocine, Inc..................................  18,258      67,372
*           LivaNova P.L.C.................................  14,338     746,293
*           Luminex Corp...................................  46,683   1,000,417
*           Magellan Health, Inc...........................  46,070   3,154,413
*           Mallinckrodt P.L.C.............................  58,757   3,956,696
*           Masimo Corp....................................  26,834   1,421,397
            McKesson Corp..................................   8,300   1,614,848
(degrees)*  Medcath Corp...................................  19,024          --
#*          Medicines Co. (The)............................  98,819   3,864,811
#*          MediciNova, Inc................................  12,083      74,915
*           Medivation, Inc................................   1,212      77,556
#*          MEDNAX, Inc....................................  22,381   1,542,275
            Medtronic P.L.C................................  64,363   5,640,130
            Merck & Co., Inc............................... 149,737   8,783,572

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Health Care -- (Continued)
#   Meridian Bioscience, Inc...............................  31,340 $   606,742
*   Merit Medical Systems, Inc.............................  62,260   1,459,374
*   Misonix, Inc...........................................   3,363      20,010
#*  Molina Healthcare, Inc.................................  46,900   2,664,389
*   Momenta Pharmaceuticals, Inc...........................  28,579     321,800
*   Mylan NV...............................................  29,257   1,368,935
#*  Myriad Genetics, Inc...................................  20,479     634,439
    National HealthCare Corp...............................  17,199   1,111,055
    National Research Corp. Class A........................  14,574     218,901
    National Research Corp. Class B........................   2,429      80,254
*   Natus Medical, Inc.....................................  29,749   1,170,028
#*  Nektar Therapeutics....................................   1,311      22,667
*   Neogen Corp............................................  12,896     711,214
#*  Neurocrine Biosciences, Inc............................   4,294     215,688
*   NuVasive, Inc..........................................  34,618   2,153,240
*   Nuvectra Corp..........................................   8,480      56,053
*   Omnicell, Inc..........................................  44,306   1,713,756
#*  OPKO Health, Inc.......................................  89,158     887,122
*   OraSure Technologies, Inc..............................  82,817     564,812
*   Orthofix International NV..............................  23,771   1,126,745
*   OvaScience, Inc........................................     314       1,583
#   Owens & Minor, Inc.....................................  78,023   2,786,201
#*  Pain Therapeutics, Inc.................................  36,350      98,145
#*  PAREXEL International Corp.............................  20,429   1,365,679
#   Patterson Cos., Inc....................................  34,336   1,694,825
    PDL BioPharma, Inc.....................................  34,563     121,662
    PerkinElmer, Inc.......................................  13,684     778,893
    Perrigo Co. P.L.C......................................   5,808     530,793
    Pfizer, Inc............................................ 459,005  16,932,694
*   PharMerica Corp........................................  48,026   1,275,571
#   Phibro Animal Health Corp. Class A.....................   1,693      34,927
#*  Premier, Inc. Class A..................................   5,853     191,393
*   Prestige Brands Holdings, Inc..........................  64,244   3,437,054
#*  Progenics Pharmaceuticals, Inc.........................  17,827     104,288
*   ProPhase Labs, Inc.....................................   6,052       9,381
*   Providence Service Corp. (The).........................  25,896   1,252,590
#   Quality Systems, Inc...................................  36,646     450,013
    Quest Diagnostics, Inc.................................  27,129   2,342,860
#*  Quidel Corp............................................  31,566     719,705
*   Quorum Health Corp.....................................  47,009     511,928
#*  RadNet, Inc............................................  29,019     174,404
*   Regeneron Pharmaceuticals, Inc.........................   6,200   2,635,744
*   Repligen Corp..........................................  15,944     455,998
#   ResMed, Inc............................................   9,600     661,248
#*  Retrophin, Inc.........................................   4,095      73,423
*   Rigel Pharmaceuticals, Inc............................. 114,391     261,955
*   RTI Surgical, Inc......................................  94,685     307,726
*   Sagent Pharmaceuticals, Inc............................  20,262     439,483
#*  Sangamo Biosciences, Inc...............................   3,500      22,155
*   SciClone Pharmaceuticals, Inc..........................  81,011     855,476
*   SeaSpine Holdings Corp.................................   9,468      91,082
#*  Seattle Genetics, Inc..................................   7,900     379,674
*   Select Medical Holdings Corp........................... 205,592   2,364,308

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Health Care -- (Continued)
    Simulations Plus, Inc.................................   8,722 $     69,863
    Span-America Medical Systems, Inc.....................   3,229       56,895
*   Spectrum Pharmaceuticals, Inc.........................  26,500      182,055
    St Jude Medical, Inc..................................  25,187    2,091,528
    STERIS P.L.C..........................................  10,821      767,750
    Stryker Corp..........................................   9,409    1,094,079
*   Sucampo Pharmaceuticals, Inc. Class A.................  22,444      263,717
*   Supernus Pharmaceuticals, Inc.........................  22,318      495,906
*   Surgical Care Affiliates, Inc.........................  28,726    1,494,039
*   Surmodics, Inc........................................  21,529      590,540
#*  Taro Pharmaceutical Industries, Ltd...................   2,837      397,067
#*  Team Health Holdings, Inc.............................  13,423      548,195
#   Teleflex, Inc.........................................  10,329    1,862,422
#*  Tenet Healthcare Corp.................................  34,244    1,048,209
#*  TESARO, Inc...........................................   1,400      130,536
#*  Theravance Biopharma, Inc.............................   1,106       28,214
    Thermo Fisher Scientific, Inc.........................  27,682    4,397,009
#*  Tonix Pharmaceuticals Holding Corp....................   6,977       14,442
*   Triple-S Management Corp. Class B.....................  40,733    1,012,215
#*  United Therapeutics Corp..............................   5,900      713,959
    UnitedHealth Group, Inc...............................  73,435   10,515,892
    Universal American Corp............................... 145,692    1,116,001
    Universal Health Services, Inc. Class B...............  13,504    1,749,173
    US Physical Therapy, Inc..............................  15,795      941,698
    Utah Medical Products, Inc............................   4,195      272,969
#*  Varian Medical Systems, Inc...........................   7,690      728,551
*   Vascular Solutions, Inc...............................  15,654      718,049
*   VCA, Inc..............................................  52,417    3,739,429
#*  Veeva Systems, Inc. Class A...........................   7,185      272,958
*   Versartis, Inc........................................   3,308       38,042
*   Vical, Inc............................................   2,511       10,421
#*  Vitae Pharmaceuticals, Inc............................   1,883       20,054
*   Vocera Communications, Inc............................   4,113       60,831
*   VWR Corp..............................................  66,081    2,069,657
*   Waters Corp...........................................   5,044      801,643
*   WellCare Health Plans, Inc............................  40,019    4,274,029
    West Pharmaceutical Services, Inc.....................  16,393    1,316,030
#*  Wright Medical Group NV...............................  29,945      656,694
    Zimmer Biomet Holdings, Inc...........................  10,795    1,415,656
    Zoetis, Inc...........................................  45,040    2,273,169
*   Zogenix, Inc..........................................   3,721       33,973
                                                                   ------------
Total Health Care.........................................          326,889,099
                                                                   ------------
Industrials -- (13.8%)
    AAON, Inc.............................................  33,999      900,293
    AAR Corp..............................................  44,341    1,071,279
    ABM Industries, Inc...................................  80,045    2,978,474
#   Acacia Research Corp..................................  23,571      127,519
*   ACCO Brands Corp...................................... 203,680    2,289,363
*   Accuride Corp.........................................  26,665       35,731
    Acme United Corp......................................   1,921       41,609
    Actuant Corp. Class A.................................  67,984    1,614,620
#   Acuity Brands, Inc....................................   4,829    1,267,274

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Industrials -- (Continued)
#   Advanced Drainage Systems, Inc..........................  12,175 $  325,194
*   Advisory Board Co. (The)................................  34,047  1,421,803
*   AECOM................................................... 181,658  6,447,042
*   Aegion Corp.............................................  64,473  1,322,986
*   AeroCentury Corp........................................   1,149     10,599
*   Aerojet Rocketdyne Holdings, Inc........................  24,393    460,052
*   Aerovironment, Inc......................................  32,810    930,163
    AGCO Corp............................................... 113,349  5,458,888
#   Air Industries Group....................................   1,000      4,805
#   Air Lease Corp.......................................... 152,477  4,392,862
*   Air Transport Services Group, Inc....................... 105,409  1,526,322
    Aircastle, Ltd..........................................  86,338  1,918,430
    Alamo Group, Inc........................................  14,985  1,005,943
    Alaska Air Group, Inc...................................  43,195  2,903,568
    Albany International Corp. Class A......................  31,464  1,331,871
    Allegiant Travel Co.....................................   7,395    959,649
    Allegion P.L.C..........................................  10,433    755,245
    Allied Motion Technologies, Inc.........................  17,836    403,450
    Allison Transmission Holdings, Inc......................  57,885  1,668,246
    Altra Industrial Motion Corp............................  47,958  1,362,007
    AMERCO..................................................  17,019  6,731,185
*   Ameresco, Inc. Class A..................................  16,686     82,596
#   American Airlines Group, Inc............................  40,944  1,453,512
#   American Railcar Industries, Inc........................  23,316    979,505
    American Science & Engineering, Inc.....................   9,213    340,052
#*  American Superconductor Corp............................   1,238     11,365
*   American Woodmark Corp..................................  18,186  1,349,947
    AMETEK, Inc.............................................  24,074  1,132,200
*   AMREP Corp..............................................   6,528     36,622
    AO Smith Corp...........................................  11,150  1,035,723
#   Apogee Enterprises, Inc.................................  30,486  1,425,220
#   Applied Industrial Technologies, Inc....................  44,895  2,107,820
*   ARC Document Solutions, Inc.............................  72,114    284,129
    ArcBest Corp............................................  28,900    540,719
    Argan, Inc..............................................  34,402  1,586,964
*   Armstrong Flooring, Inc.................................  27,430    546,680
#*  Armstrong World Industries, Inc.........................  23,655  1,004,628
*   Arotech Corp............................................   3,519      9,888
    Astec Industries, Inc...................................  35,090  2,115,225
*   Astronics Corp..........................................  19,940    763,104
*   Astronics Corp. Class B.................................   5,598    213,788
*   Atlas Air Worldwide Holdings, Inc.......................  42,729  1,847,175
*   Avalon Holdings Corp. Class A...........................     700      1,557
*   Avis Budget Group, Inc.................................. 113,018  4,151,151
    AZZ, Inc................................................  26,957  1,673,491
#   B/E Aerospace, Inc......................................  14,140    676,387
*   Babcock & Wilcox Enterprises, Inc.......................  68,941  1,058,934
    Barnes Group, Inc.......................................  91,759  3,480,419
    Barrett Business Services, Inc..........................   4,886    210,000
*   Beacon Roofing Supply, Inc..............................  54,157  2,546,462
*   Blue Bird Corp..........................................     642      9,046
*   BlueLinx Holdings, Inc..................................   6,189     45,799
#*  BMC Stock Holdings, Inc.................................  17,262    351,282

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Industrials -- (Continued)
    Brady Corp. Class A.....................................  61,259 $1,968,864
    Briggs & Stratton Corp..................................  68,544  1,558,005
    Brink's Co. (The).......................................  42,906  1,408,175
*   Broadwind Energy, Inc...................................      70        321
#*  Builders FirstSource, Inc...............................  54,400    701,216
    BWX Technologies, Inc...................................  32,390  1,192,276
*   CAI International, Inc..................................  25,760    221,021
    Carlisle Cos., Inc......................................  17,264  1,783,199
*   Casella Waste Systems, Inc. Class A.....................  29,769    278,638
#   Caterpillar, Inc........................................  46,384  3,838,740
*   CBIZ, Inc...............................................  97,659  1,055,694
    CDI Corp................................................  26,140    165,205
    CEB, Inc................................................  15,517    931,641
#   CECO Environmental Corp.................................  26,465    244,801
#   Celadon Group, Inc......................................  49,176    406,194
*   Chart Industries, Inc...................................  65,135  1,955,353
    Chicago Bridge & Iron Co. NV............................  78,712  2,661,253
    Chicago Rivet & Machine Co..............................     855     23,598
#   Cintas Corp.............................................  14,003  1,502,102
    CIRCOR International, Inc...............................  25,852  1,472,013
*   Civeo Corp..............................................  83,510    114,409
    CLARCOR, Inc............................................  34,402  2,141,868
#*  Clean Harbors, Inc......................................  43,125  2,217,487
#*  Colfax Corp............................................. 131,299  3,854,939
    Columbus McKinnon Corp..................................  30,112    499,558
    Comfort Systems USA, Inc................................  54,138  1,644,712
#*  Command Security Corp...................................   5,329     15,347
*   Commercial Vehicle Group, Inc...........................  34,153    141,393
    CompX International, Inc................................   2,522     30,012
*   Continental Building Products, Inc......................  48,590  1,139,435
*   Continental Materials Corp..............................      73      1,224
#   Copa Holdings SA Class A................................  33,122  2,219,174
#*  Copart, Inc.............................................  36,598  1,846,003
#   Covanta Holding Corp.................................... 161,293  2,583,914
*   Covenant Transportation Group, Inc. Class A.............  28,163    634,512
*   CPI Aerostructures, Inc.................................   8,398     55,427
*   CRA International, Inc..................................  14,512    400,821
    Crane Co................................................  43,680  2,721,264
*   CSW Industrials, Inc....................................     516     17,508
    CSX Corp................................................ 228,515  6,473,830
    Cubic Corp..............................................  37,490  1,531,092
    Cummins, Inc............................................  16,940  2,079,724
    Curtiss-Wright Corp.....................................  45,402  4,040,324
#   Deere & Co..............................................  24,279  1,886,721
    Delta Air Lines, Inc....................................  79,618  3,085,197
#   Deluxe Corp.............................................  21,597  1,459,741
*   DigitalGlobe, Inc....................................... 103,063  2,778,578
#   Donaldson Co., Inc......................................  26,877    971,066
    Douglas Dynamics, Inc...................................  53,911  1,444,815
    Dover Corp..............................................  31,123  2,223,116
*   Ducommun, Inc...........................................  12,663    244,902
    Dun & Bradstreet Corp. (The)............................   4,926    636,685
#*  DXP Enterprises, Inc....................................  18,365    305,594

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Industrials -- (Continued)
#*  Dycom Industries, Inc...................................  16,680 $1,568,754
    Dynamic Materials Corp..................................  20,508    210,002
    Eastern Co. (The).......................................   4,628     81,592
    Eaton Corp. P.L.C.......................................  65,401  4,147,077
#*  Echo Global Logistics, Inc..............................  45,568  1,128,264
    Ecology and Environment, Inc. Class A...................   2,769     27,635
    EMCOR Group, Inc........................................  65,775  3,663,667
    Emerson Electric Co.....................................  31,243  1,746,484
    Encore Wire Corp........................................  34,236  1,284,877
*   Energy Recovery, Inc....................................  44,908    480,516
    EnerSys.................................................  45,082  2,810,863
*   Engility Holdings, Inc..................................  20,775    603,306
    Ennis, Inc..............................................  47,008    814,179
    EnPro Industries, Inc...................................  21,572    986,919
    EnviroStar, Inc.........................................   1,100      4,224
    Equifax, Inc............................................  11,845  1,568,989
    ESCO Technologies, Inc..................................  40,622  1,720,342
    Espey Manufacturing & Electronics Corp..................   3,027     78,596
    Essendant, Inc..........................................  58,517  1,172,681
#*  Esterline Technologies Corp.............................  31,548  1,919,065
#*  ExOne Co. (The).........................................  16,129    164,193
#   Expeditors International of Washington, Inc.............  10,482    518,125
    Exponent, Inc...........................................  18,982    964,475
#   Fastenal Co.............................................  11,751    502,355
    Federal Signal Corp..................................... 123,573  1,624,985
    FedEx Corp..............................................  24,829  4,019,815
#   Flowserve Corp..........................................  18,900    904,365
    Fluor Corp..............................................  27,604  1,477,366
*   Fortive Corp............................................  17,226    830,465
#   Fortune Brands Home & Security, Inc.....................  26,275  1,662,419
    Forward Air Corp........................................  32,077  1,484,524
*   Franklin Covey Co.......................................  24,797    407,167
    Franklin Electric Co., Inc..............................  37,816  1,464,235
    FreightCar America, Inc.................................  23,260    346,574
*   FTI Consulting, Inc.....................................  87,706  3,757,325
*   Fuel Tech, Inc..........................................  26,879     42,738
    G&K Services, Inc. Class A..............................  22,919  1,838,333
#   GATX Corp...............................................  50,833  2,273,760
*   Gencor Industries, Inc..................................   4,926     86,698
#*  Generac Holdings, Inc...................................  14,997    566,737
#   General Cable Corp...................................... 103,449  1,523,804
    General Dynamics Corp...................................  22,257  3,269,331
    General Electric Co..................................... 274,260  8,540,456
#*  Genesee & Wyoming, Inc. Class A.........................  61,241  3,965,355
*   Gibraltar Industries, Inc...............................  47,930  1,690,970
    Global Brass & Copper Holdings, Inc.....................  17,000    481,440
*   Global Power Equipment Group, Inc.......................  15,716     61,135
*   Golden Ocean Group, Ltd.................................  63,354     42,447
*   Goldfield Corp. (The)...................................   7,484     22,751
    Gorman-Rupp Co. (The)...................................  27,779    752,533
*   GP Strategies Corp......................................  32,975    691,156
#   Graco, Inc..............................................   9,274    686,369
    Graham Corp.............................................  13,470    242,729

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
Industrials -- (Continued)
    Granite Construction, Inc............................  57,384 $2,856,575
*   Great Lakes Dredge & Dock Corp.......................  81,796    363,174
#   Greenbrier Cos., Inc. (The)..........................  32,885  1,079,615
    Griffon Corp.........................................  69,548  1,192,053
    H&E Equipment Services, Inc..........................  55,865  1,040,206
    Hardinge, Inc........................................  18,750    189,375
    Harsco Corp..........................................  83,219    814,714
*   Hawaiian Holdings, Inc...............................  67,594  3,077,555
#*  HC2 Holdings, Inc....................................   3,645     16,767
*   HD Supply Holdings, Inc..............................  25,751    931,929
    Healthcare Services Group, Inc.......................   7,001    271,709
#   Heartland Express, Inc...............................  87,210  1,615,129
#   HEICO Corp...........................................   8,957    622,601
    HEICO Corp. Class A..................................  13,054    752,824
    Heidrick & Struggles International, Inc..............  30,459    592,732
*   Herc Holdings, Inc...................................  18,303    647,011
*   Heritage-Crystal Clean, Inc..........................   5,251     66,215
    Herman Miller, Inc...................................  61,896  2,028,332
*   Hertz Global Holdings, Inc...........................  54,910  2,673,019
#   Hexcel Corp..........................................  30,570  1,319,707
*   Hill International, Inc..............................  63,099    263,123
    Hillenbrand, Inc.....................................  62,861  2,033,553
    HNI Corp.............................................  44,989  2,345,277
    Honeywell International, Inc.........................  22,922  2,666,516
    Houston Wire & Cable Co..............................  25,592    148,434
*   Hub Group, Inc. Class A..............................  56,510  2,313,519
    Hubbell, Inc.........................................  10,230  1,103,101
    Hudson Global, Inc...................................  34,265     69,558
    Huntington Ingalls Industries, Inc...................  19,040  3,285,923
    Hurco Cos., Inc......................................  12,670    337,402
*   Huron Consulting Group, Inc..........................  26,943  1,656,186
    Hyster-Yale Materials Handling, Inc..................  14,948    953,533
*   ICF International, Inc...............................  31,095  1,286,711
    IDEX Corp............................................  11,576  1,039,409
*   IES Holdings, Inc....................................  18,132    281,953
#*  IHS Markit, Ltd......................................   8,894    308,978
    Illinois Tool Works, Inc.............................  13,917  1,606,022
    Ingersoll-Rand P.L.C.................................  33,043  2,189,429
#*  InnerWorkings, Inc...................................  60,362    513,681
*   Innovative Solutions & Support, Inc..................  16,826     47,618
    Insperity, Inc.......................................  26,992  2,118,602
    Insteel Industries, Inc..............................  38,472  1,338,441
    Interface, Inc.......................................  40,865    729,849
#*  Intersections, Inc...................................  18,573     32,317
    ITT, Inc.............................................  65,534  2,078,083
*   Jacobs Engineering Group, Inc........................ 109,780  5,875,426
#   JB Hunt Transport Services, Inc......................  10,031    833,877
*   JetBlue Airways Corp................................. 269,763  4,944,756
    John Bean Technologies Corp..........................  19,647  1,314,777
#   Joy Global, Inc......................................  66,855  1,847,204
    Kadant, Inc..........................................   1,953    107,298
    Kaman Corp...........................................  33,767  1,457,384
    Kansas City Southern.................................  54,919  5,278,265

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
Industrials -- (Continued)
    KAR Auction Services, Inc............................  37,498 $1,603,789
    KBR, Inc............................................. 111,484  1,563,006
    Kelly Services, Inc. Class A.........................  52,333  1,071,256
    Kelly Services, Inc. Class B.........................     700     14,525
    Kennametal, Inc...................................... 132,439  3,292,433
*   Key Technology, Inc..................................   5,258     51,003
*   KEYW Holding Corp. (The).............................   4,775     48,896
    Kforce, Inc..........................................  42,117    752,210
    Kimball International, Inc. Class B..................  65,498    746,022
*   Kirby Corp...........................................  81,453  4,438,374
#*  KLX, Inc.............................................  94,218  3,043,241
#   Knight Transportation, Inc........................... 116,835  3,485,188
    Knoll, Inc...........................................  49,449  1,248,587
    Korn/Ferry International.............................  67,251  1,547,445
#*  Kratos Defense & Security Solutions, Inc............. 100,426    442,879
    L-3 Communications Holdings, Inc.....................  22,163  3,360,576
    Landstar System, Inc.................................  17,802  1,254,863
*   Lawson Products, Inc.................................   8,745    143,418
#*  Layne Christensen Co.................................  24,719    197,752
    LB Foster Co. Class A................................  14,724    154,307
#   Lennox International, Inc............................   7,521  1,179,293
#   Lincoln Electric Holdings, Inc.......................  25,449  1,579,365
#   Lindsay Corp.........................................   6,903    484,314
*   LMI Aerospace, Inc...................................  24,010    186,798
    LS Starrett Co. (The) Class A........................   8,044     96,608
    LSI Industries, Inc..................................  39,855    436,811
*   Lydall, Inc..........................................  20,153    900,436
    Macquarie Infrastructure Corp........................  27,868  2,136,082
#*  Manitex International, Inc...........................   3,300     24,519
    Manitowoc Co., Inc. (The)............................ 125,344    698,166
*   Manitowoc Foodservice, Inc........................... 110,571  2,027,872
    ManpowerGroup, Inc...................................  25,939  1,800,167
    Marten Transport, Ltd................................  38,690    837,638
    Masco Corp...........................................  60,333  2,200,948
*   MasTec, Inc.......................................... 150,207  3,672,561
*   Mastech Holdings, Inc................................     991      7,601
    Matson, Inc..........................................  57,986  2,166,937
    Matthews International Corp. Class A.................  31,131  1,871,284
    McGrath RentCorp.....................................  35,544  1,132,787
*   Mercury Systems, Inc.................................  44,394  1,150,692
*   Meritor, Inc.........................................  43,358    363,340
*   MFRI, Inc............................................   5,730     43,720
*   Middleby Corp. (The).................................   8,567  1,031,295
    Miller Industries, Inc...............................  15,090    323,831
*   Mistras Group, Inc...................................  35,704    894,742
    Mobile Mini, Inc.....................................  80,473  2,616,177
*   Moog, Inc. Class A...................................  44,156  2,431,671
*   Moog, Inc. Class B...................................   2,977    163,765
*   MRC Global, Inc...................................... 205,944  2,724,639
    MSA Safety, Inc......................................  30,953  1,729,654
    MSC Industrial Direct Co., Inc. Class A..............  28,847  2,072,080
    Mueller Industries, Inc..............................  72,530  2,468,921
    Mueller Water Products, Inc. Class A................. 191,686  2,273,396

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
Industrials -- (Continued)
#   Multi-Color Corp.....................................  20,797 $1,343,070
*   MYR Group, Inc.......................................  38,589    951,991
    National Presto Industries, Inc......................   7,418    664,208
*   Navigant Consulting, Inc.............................  85,820  1,691,512
*   Navistar International Corp..........................   1,622     20,794
*   NCI Building Systems, Inc............................   9,374    152,046
*   Neff Corp. Class A...................................   1,235     12,066
    Nielsen Holdings P.L.C...............................  29,507  1,589,247
*   NL Industries, Inc...................................  41,564    123,445
    NN, Inc..............................................  53,332    899,711
#   Nordson Corp.........................................  12,448  1,099,034
    Norfolk Southern Corp................................  60,802  5,458,804
*   Nortek, Inc..........................................   1,103     95,829
    Northrop Grumman Corp................................  13,622  2,950,934
*   Northwest Pipe Co....................................  13,889    156,946
#*  NOW, Inc.............................................  59,188  1,083,732
*   NV5 Global, Inc......................................   7,984    256,845
#*  Old Dominion Freight Line, Inc.......................  47,782  3,328,494
    Omega Flex, Inc......................................   4,638    158,202
*   On Assignment, Inc...................................  49,683  1,835,787
    Orbital ATK, Inc.....................................  26,555  2,313,472
*   Orion Energy Systems, Inc............................  23,165     32,431
#*  Orion Marine Group, Inc..............................  27,445    155,064
    Oshkosh Corp......................................... 113,534  6,254,588
    Owens Corning........................................ 129,690  6,861,898
#   PACCAR, Inc..........................................  37,091  2,187,256
*   PAM Transportation Services, Inc.....................   6,580    131,797
    Park-Ohio Holdings Corp..............................  23,782    708,228
    Parker-Hannifin Corp.................................  18,734  2,139,235
*   Patrick Industries, Inc..............................  28,396  1,833,246
*   Patriot Transportation Holding, Inc..................   2,586     54,409
*   Pendrell Corp........................................  45,689     31,068
#   Pentair P.L.C........................................  32,591  2,079,958
*   Performant Financial Corp............................  54,745    114,964
*   Perma-Fix Environmental Services.....................   2,877     13,004
*   PGT, Inc.............................................  73,676    884,112
    Pitney Bowes, Inc....................................  29,803    575,496
#*  Ply Gem Holdings, Inc................................  20,292    311,685
    Powell Industries, Inc...............................  16,409    604,508
#*  Power Solutions International, Inc...................   2,041     35,901
    Preformed Line Products Co...........................   6,010    293,709
#   Primoris Services Corp...............................  59,580  1,075,419
*   Proto Labs, Inc......................................   1,950    107,328
    Providence and Worcester Railroad Co.................   2,562     40,787
    Quad/Graphics, Inc...................................  34,510    875,174
    Quanex Building Products Corp........................  65,604  1,311,424
*   Quanta Services, Inc................................. 154,261  3,949,082
*   Radiant Logistics, Inc...............................  42,979    135,814
#   Raven Industries, Inc................................  46,445    964,198
    Raytheon Co..........................................  17,714  2,471,634
*   RBC Bearings, Inc....................................  15,632  1,188,501
    RCM Technologies, Inc................................  12,068     69,512
    Regal Beloit Corp....................................  48,386  2,952,030

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
Industrials -- (Continued)
    Republic Services, Inc............................... 89,365 $4,580,850
    Resources Connection, Inc............................ 59,695    889,455
*   Rexnord Corp......................................... 93,409  1,988,678
*   Roadrunner Transportation Systems, Inc............... 44,928    340,105
    Robert Half International, Inc....................... 13,085    478,126
#   Rockwell Automation, Inc............................. 12,800  1,464,320
#   Rockwell Collins, Inc................................ 12,550  1,061,981
#   Rollins, Inc......................................... 25,198    710,080
#   Roper Technologies, Inc..............................  7,010  1,194,224
*   RPX Corp............................................. 80,453    810,162
    RR Donnelley & Sons Co............................... 73,268  1,312,963
*   Rush Enterprises, Inc. Class A....................... 39,416    905,780
*   Rush Enterprises, Inc. Class B.......................  4,506    105,125
    Ryder System, Inc.................................... 97,769  6,442,977
*   Saia, Inc............................................ 40,407  1,167,358
#*  Sensata Technologies Holding NV......................  7,532    285,613
    Servotronics, Inc....................................  1,499     13,476
*   SIFCO Industries, Inc................................  4,888     41,597
    Simpson Manufacturing Co., Inc....................... 48,444  1,976,515
    SkyWest, Inc......................................... 65,489  1,884,118
    Snap-on, Inc......................................... 11,787  1,852,563
#*  SolarCity Corp.......................................  2,690     71,823
    Southwest Airlines Co................................ 80,272  2,970,867
*   SP Plus Corp......................................... 26,566    638,381
*   Sparton Corp......................................... 13,779    286,741
*   Spirit Aerosystems Holdings, Inc. Class A............ 24,712  1,072,007
#*  Spirit Airlines, Inc................................. 49,153  2,101,291
#   SPX Corp............................................. 20,333    307,842
*   SPX FLOW, Inc........................................ 28,328    772,788
    Standex International Corp........................... 15,734  1,397,179
    Stanley Black & Decker, Inc.......................... 27,414  3,336,284
    Steelcase, Inc. Class A.............................. 83,091  1,204,819
#*  Stericycle, Inc......................................  4,838    436,726
#*  Sterling Construction Co., Inc....................... 29,596    172,249
#   Sun Hydraulics Corp.................................. 17,239    520,618
    Supreme Industries, Inc. Class A..................... 15,751    264,617
#*  Swift Transportation Co.............................. 58,232  1,120,966
#*  TASER International, Inc............................. 20,936    606,307
#*  Team, Inc............................................ 35,426    978,112
*   Teledyne Technologies, Inc........................... 25,941  2,723,805
    Tennant Co........................................... 14,528    930,954
    Terex Corp........................................... 62,727  1,514,230
    Tetra Tech, Inc...................................... 88,155  2,902,944
    Textainer Group Holdings, Ltd........................ 51,126    607,377
    Textron, Inc......................................... 46,733  1,822,587
*   Thermon Group Holdings, Inc.......................... 30,971    624,995
    Timken Co. (The)..................................... 54,069  1,808,608
    Titan International, Inc............................. 80,196    530,096
#*  Titan Machinery, Inc................................. 23,132    259,310
    Toro Co. (The).......................................  7,800    717,210
#*  TransDigm Group, Inc.................................  4,939  1,380,549
*   TRC Cos., Inc........................................ 41,081    288,389
*   Trex Co., Inc........................................ 14,075    682,637

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- ----------
Industrials -- (Continued)
*   TriMas Corp............................................  48,283 $  862,817
*   TriNet Group, Inc......................................   9,904    214,818
#   Trinity Industries, Inc................................ 248,871  5,776,296
    Triton International, Ltd..............................  57,171    959,901
#   Triumph Group, Inc.....................................  76,558  2,360,283
*   TrueBlue, Inc..........................................  48,807  1,089,860
*   Tutor Perini Corp......................................  84,118  2,113,044
    Twin Disc, Inc.........................................  17,482    164,855
    Tyco International P.L.C...............................  26,880  1,224,922
*   Ultralife Corp.........................................  19,727     85,812
    UniFirst Corp..........................................  16,645  1,945,468
    Union Pacific Corp.....................................  83,333  7,754,136
*   United Continental Holdings, Inc.......................  39,975  1,874,428
*   United Rentals, Inc.................................... 117,421  9,354,931
    United Technologies Corp...............................  65,056  7,003,278
    Universal Forest Products, Inc.........................  24,932  2,695,648
    Universal Logistics Holdings, Inc......................  20,821    311,274
    US Ecology, Inc........................................  21,849    989,760
*   USA Truck, Inc.........................................  16,095    310,312
#*  USG Corp...............................................  86,824  2,444,964
    Valmont Industries, Inc................................  16,675  2,183,591
*   Vectrus, Inc...........................................   9,713    302,560
*   Verisk Analytics, Inc..................................  12,650  1,078,792
#*  Veritiv Corp...........................................   6,832    288,447
*   Versar, Inc............................................   7,645     10,856
    Viad Corp..............................................  33,924  1,181,234
*   Vicor Corp.............................................  23,646    250,648
*   Virco Manufacturing Corp...............................  21,636     97,578
*   Volt Information Sciences, Inc.........................  24,400    138,592
    VSE Corp...............................................   9,321    592,443
#*  Wabash National Corp................................... 109,822  1,590,223
*   WABCO Holdings, Inc....................................   8,765    878,867
#   Wabtec Corp............................................  11,888    814,328
*   Waste Connections, Inc.................................  82,431  6,139,461
    Waste Management, Inc..................................  23,011  1,521,487
    Watsco, Inc............................................  11,375  1,638,455
    Watsco, Inc. Class B...................................   1,205    173,339
    Watts Water Technologies, Inc. Class A.................  30,800  1,904,980
    Werner Enterprises, Inc................................ 135,645  3,407,402
#*  Wesco Aircraft Holdings, Inc........................... 172,868  2,221,354
#*  WESCO International, Inc...............................  57,285  3,193,066
    West Corp..............................................  28,299    625,691
*   Westport Fuel Systems, Inc.............................  77,663    107,175
*   Willdan Group, Inc.....................................  10,493    111,331
*   Willis Lease Finance Corp..............................   8,183    220,941
    Woodward, Inc..........................................  37,606  2,201,455
#   WW Grainger, Inc.......................................   7,963  1,742,702
*   Xerium Technologies, Inc...............................   6,868     51,167
#*  XPO Logistics, Inc..................................... 104,248  3,087,826
    Xylem, Inc.............................................  31,203  1,491,815

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE+
                                                          ------- ------------
Industrials -- (Continued)
#*  YRC Worldwide, Inc...................................  19,618 $    232,866
                                                                  ------------
Total Industrials........................................          599,423,534
                                                                  ------------
Information Technology -- (12.7%)
#*  3D Systems Corp......................................  11,613      155,498
*   ACI Worldwide, Inc...................................  53,809    1,065,956
    Activision Blizzard, Inc.............................  35,492    1,425,359
*   Actua Corp...........................................  85,165      849,947
*   Acxiom Corp..........................................  80,527    1,848,095
*   ADDvantage Technologies Group, Inc...................   7,160       14,034
    ADTRAN, Inc..........................................  66,195    1,204,749
*   Advanced Energy Industries, Inc......................  31,633    1,288,096
*   Advanced Micro Devices, Inc..........................  90,470      620,624
*   Agilysys, Inc........................................  36,408      415,779
#*  Akamai Technologies, Inc.............................  14,301      722,630
*   Alliance Data Systems Corp...........................   6,894    1,596,788
*   Alpha & Omega Semiconductor, Ltd.....................  45,919      656,183
*   Alphabet, Inc. Class A...............................   8,586    6,794,445
*   Alphabet, Inc. Class C...............................   9,143    7,029,047
    Amdocs, Ltd..........................................  14,311      835,190
    American Software, Inc. Class A......................  27,809      306,733
*   Amkor Technology, Inc................................ 269,130    1,692,828
#   Amphenol Corp. Class A...............................  27,236    1,621,087
*   Amtech Systems, Inc..................................  10,390       63,275
    Analog Devices, Inc..................................  15,699    1,002,067
*   Angie's List, Inc....................................  15,392      124,521
*   Anixter International, Inc...........................  39,946    2,447,891
#*  ANSYS, Inc...........................................   7,175      641,158
    Apple, Inc........................................... 329,973   34,386,486
    Applied Materials, Inc...............................  70,077    1,842,324
#*  Arista Networks, Inc.................................   8,033      572,512
*   ARRIS International P.L.C............................ 126,355    3,441,910
*   Arrow Electronics, Inc...............................  97,379    6,474,730
#*  Aspen Technology, Inc................................  11,589      485,463
    AstroNova, Inc.......................................   7,311      116,172
*   Autobytel, Inc.......................................   2,224       33,049
#*  Autodesk, Inc........................................  10,099      600,386
*   AVG Technologies NV..................................  28,436      703,222
*   Aviat Networks, Inc..................................   4,491       34,221
*   Avid Technology, Inc.................................  27,756      180,692
    Avnet, Inc........................................... 125,682    5,165,530
    AVX Corp............................................. 151,584    2,070,637
*   Aware, Inc...........................................  18,447       88,361
*   Axcelis Technologies, Inc............................  46,279      495,185
*   AXT, Inc.............................................  67,692      253,845
#   Badger Meter, Inc....................................  17,934    1,250,717
*   Bankrate, Inc........................................  78,318      624,194
*   Barracuda Networks, Inc..............................   7,623      168,316
*   Bazaarvoice, Inc.....................................   8,929       37,055
    Bel Fuse, Inc. Class A...............................   3,300       56,232
    Bel Fuse, Inc. Class B...............................  16,034      328,537
#   Belden, Inc..........................................  14,691    1,075,528
*   Benchmark Electronics, Inc...........................  77,718    1,821,710

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Information Technology -- (Continued)
    Black Box Corp.......................................  32,015 $   437,005
    Blackbaud, Inc.......................................  12,179     814,166
*   Blackhawk Network Holdings, Inc......................  48,375   1,682,966
*   Blucora, Inc.........................................  51,074     521,466
    Booz Allen Hamilton Holding Corp.....................  20,056     619,329
*   Bottomline Technologies de, Inc......................  22,107     466,679
    Broadcom, Ltd........................................  14,833   2,402,649
    Broadridge Financial Solutions, Inc..................  24,825   1,680,156
*   BroadVision, Inc.....................................   4,752      28,607
    Brocade Communications Systems, Inc.................. 493,132   4,586,128
    Brooks Automation, Inc............................... 115,107   1,442,291
*   BSQUARE Corp.........................................  22,217     116,417
    CA, Inc..............................................  65,881   2,282,777
    Cabot Microelectronics Corp..........................  29,437   1,548,975
*   CACI International, Inc. Class A.....................  37,615   3,585,838
*   Cadence Design Systems, Inc..........................  32,200     774,410
*   CalAmp Corp..........................................  25,434     361,163
*   Calix, Inc...........................................  97,323     751,334
#*  Cardtronics P.L.C. Class A...........................  51,033   2,244,942
*   Cartesian, Inc.......................................   1,166         842
#   Cass Information Systems, Inc........................  13,473     700,192
    CDW Corp.............................................  27,749   1,191,265
*   Ceva, Inc............................................  27,653     831,249
*   Ciber, Inc........................................... 156,557     219,180
#*  Ciena Corp...........................................  37,382     717,361
*   Cimpress NV..........................................   8,368     793,286
*   Cirrus Logic, Inc....................................  80,829   3,927,481
    Cisco Systems, Inc................................... 438,509  13,387,680
*   Citrix Systems, Inc..................................  10,116     901,639
#*  Clearfield, Inc......................................   8,316     166,403
#   Cognex Corp..........................................  19,934     900,419
*   Coherent, Inc........................................  27,128   2,876,924
    Cohu, Inc............................................  41,991     443,425
#*  CommerceHub, Inc. Series A...........................   6,504      91,712
#*  CommerceHub, Inc. Series C...........................  13,009     182,123
*   CommScope Holding Co., Inc...........................  44,138   1,321,933
    Communications Systems, Inc..........................  13,122      96,315
#   Computer Sciences Corp...............................  58,167   2,782,128
    Computer Task Group, Inc.............................  19,188      94,213
    Comtech Telecommunications Corp......................  29,590     386,741
    Concurrent Computer Corp.............................   7,430      38,042
#   Convergys Corp....................................... 126,940   3,382,951
*   CoreLogic, Inc.......................................  52,915   2,131,416
    Corning, Inc......................................... 140,039   3,111,667
#*  CoStar Group, Inc....................................   2,195     456,340
#*  Covisint Corp........................................  19,447      42,589
*   Cray, Inc............................................  28,765     907,823
#*  Cree, Inc............................................  99,572   2,847,759
#   CSG Systems International, Inc.......................  38,268   1,540,670
    CSP, Inc.............................................   2,269      18,969
    CSRA, Inc............................................  28,653     771,339
    CTS Corp.............................................  37,499     716,606
*   CyberOptics Corp.....................................   7,973     137,694

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
Information Technology -- (Continued)
#   Cypress Semiconductor Corp........................... 294,887 $3,432,485
    Daktronics, Inc......................................  63,952    413,769
*   Datalink Corp........................................  40,985    351,651
*   Demand Media, Inc....................................  40,535    234,698
*   Determine, Inc.......................................     628      1,193
*   DHI Group, Inc.......................................  94,351    687,819
#   Diebold, Inc.........................................  39,956  1,128,357
*   Digi International, Inc..............................  38,393    426,546
*   Diodes, Inc..........................................  53,258    985,806
#   Dolby Laboratories, Inc. Class A.....................  32,306  1,625,315
*   DSP Group, Inc.......................................  32,163    348,325
    DST Systems, Inc.....................................  23,034  2,840,783
*   DTS, Inc.............................................  27,622    767,615
    EarthLink Holdings Corp.............................. 152,073  1,031,055
*   Eastman Kodak Co.....................................   3,721     63,034
*   eBay, Inc............................................  38,237  1,191,465
#   Ebix, Inc............................................  29,521  1,574,060
*   EchoStar Corp. Class A...............................  56,420  2,197,559
*   Edgewater Technology, Inc............................   8,479     73,598
    Electro Rent Corp....................................  35,378    547,298
*   Electro Scientific Industries, Inc...................  58,356    395,070
*   Electronic Arts, Inc.................................  19,023  1,451,835
#*  Electronics For Imaging, Inc.........................  46,192  2,045,844
#*  Ellie Mae, Inc.......................................   2,429    223,735
*   eMagin Corp..........................................   7,098     17,106
    EMC Corp............................................. 139,624  3,948,567
*   Emcore Corp..........................................  38,308    248,236
*   Endurance International Group Holdings, Inc..........  15,405    138,337
#*  EnerNOC, Inc.........................................  46,034    344,334
*   Entegris, Inc........................................ 166,201  2,840,375
#*  Envestnet, Inc.......................................   6,540    249,632
#*  EPAM Systems, Inc....................................  12,010    843,582
    Epiq Systems, Inc....................................  51,401    839,892
*   ePlus, Inc...........................................   8,798    740,000
*   Euronet Worldwide, Inc...............................  15,991  1,219,474
*   Everi Holdings, Inc.................................. 117,052    222,399
*   Everyday Health, Inc.................................   3,157     25,761
*   Exar Corp............................................  63,180    529,448
*   ExlService Holdings, Inc.............................  23,547  1,165,812
*   Extreme Networks, Inc................................  75,754    294,683
#*  F5 Networks, Inc.....................................   5,100    629,442
*   Fabrinet.............................................  47,575  1,796,432
#   Fair Isaac Corp......................................   7,907  1,001,342
*   Fairchild Semiconductor International, Inc........... 188,162  3,714,318
*   FalconStor Software, Inc.............................  29,232     34,201
*   FARO Technologies, Inc...............................  21,557    751,908
    FEI Co...............................................  10,319  1,098,148
    Fidelity National Information Services, Inc..........  22,392  1,780,836
*   Finisar Corp......................................... 169,946  3,188,187
*   FireEye, Inc.........................................  10,918    190,192
#*  First Solar, Inc.....................................  99,999  4,667,953
*   Fiserv, Inc..........................................  23,301  2,571,498
#*  FleetCor Technologies, Inc...........................   8,593  1,303,386

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Information Technology -- (Continued)
*   Fleetmatics Group P.L.C..............................     586 $    25,175
*   Flextronics International, Ltd....................... 119,941   1,519,652
    FLIR Systems, Inc....................................  87,063   2,836,513
*   FormFactor, Inc...................................... 117,169   1,095,530
    Forrester Research, Inc..............................  15,466     633,023
*   Fortinet, Inc........................................   7,132     247,409
*   Frequency Electronics, Inc...........................   8,185      87,743
*   Gartner, Inc.........................................   8,459     848,015
*   Genpact, Ltd.........................................  52,498   1,405,371
*   GigPeak, Inc.........................................  32,934      62,245
    Global Payments, Inc.................................  33,443   2,496,854
    GlobalSCAPE, Inc.....................................   2,198       7,495
*   Globant SA...........................................   2,249      94,885
#*  Glu Mobile, Inc......................................  30,123      70,488
#*  Great Elm Capital Group, Inc.........................     672       4,099
#*  GrubHub, Inc.........................................  28,292   1,072,833
*   GSE Systems, Inc.....................................  26,843      62,813
#*  GSI Technology, Inc..................................  17,271      84,110
#*  GTT Communications, Inc..............................  42,732     877,288
*   Guidewire Software, Inc..............................   5,703     350,563
    Hackett Group, Inc. (The)............................  46,964     628,848
#*  Harmonic, Inc........................................ 150,305     494,503
    Harris Corp..........................................  20,282   1,756,827
    Hewlett Packard Enterprise Co........................ 264,306   5,555,712
*   Higher One Holdings, Inc.............................   5,262      26,994
    HP, Inc.............................................. 136,113   1,906,943
#*  Hutchinson Technology, Inc...........................  52,713     103,845
    IAC/InterActiveCorp..................................  47,781   2,769,387
*   ID Systems, Inc......................................   8,720      43,687
#*  Identiv, Inc.........................................   4,291       8,410
*   IEC Electronics Corp.................................   7,468      38,684
*   II-VI, Inc...........................................  66,000   1,326,600
*   Imation Corp.........................................  39,287      41,251
#*  Immersion Corp.......................................  21,510     161,540
#*  Infinera Corp........................................  49,662     435,039
    Ingram Micro, Inc. Class A........................... 174,359   5,970,052
*   Innodata, Inc........................................  21,458      54,289
*   Insight Enterprises, Inc.............................  64,391   1,712,801
*   Integrated Device Technology, Inc....................  40,095     881,689
    Intel Corp........................................... 578,019  20,149,742
#   InterDigital, Inc....................................  39,158   2,312,280
*   Internap Corp........................................  84,980     188,656
    Intersil Corp. Class A............................... 147,971   2,260,997
*   inTEST Corp..........................................   2,202       8,852
*   Intevac, Inc.........................................  28,356     162,480
*   IntraLinks Holdings, Inc.............................  71,878     500,271
*   IntriCon Corp........................................   6,777      36,460
    Intuit, Inc..........................................   5,892     653,953
*   Inuvo, Inc...........................................  28,824      46,407
*   InvenSense, Inc......................................   3,666      24,855
#*  IPG Photonics Corp...................................  17,442   1,470,186
*   Iteris, Inc..........................................  13,000      45,240
*   Itron, Inc...........................................  39,691   1,694,409

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Information Technology -- (Continued)
*   Ixia.................................................  94,442 $ 1,086,083
    IXYS Corp............................................  54,139     592,281
#   j2 Global, Inc.......................................  28,051   1,874,929
    Jabil Circuit, Inc................................... 288,713   5,875,310
    Jack Henry & Associates, Inc.........................  14,949   1,334,198
    Juniper Networks, Inc................................  65,730   1,491,414
*   Kemet Corp...........................................  54,721     188,240
*   Key Tronic Corp......................................  11,045      83,279
*   Keysight Technologies, Inc...........................  43,333   1,267,057
*   Kimball Electronics, Inc.............................  29,223     368,794
    KLA-Tencor Corp......................................  17,987   1,361,796
*   Knowles Corp.........................................  28,615     384,586
#*  Kopin Corp...........................................  93,352     217,510
*   Kulicke & Soffa Industries, Inc...................... 123,057   1,545,596
*   KVH Industries, Inc..................................  24,237     219,830
#   Lam Research Corp....................................  27,049   2,428,189
#*  Lattice Semiconductor Corp........................... 169,515   1,018,785
#   Leidos Holdings, Inc.................................  23,763   1,188,388
    Lexmark International, Inc. Class A..................  77,444   2,839,871
*   LGL Group, Inc. (The)................................   1,300       4,615
*   Limelight Networks, Inc.............................. 151,014     255,214
    Linear Technology Corp...............................   6,040     362,340
*   Lionbridge Technologies, Inc.........................  70,456     317,757
*   Liquidity Services, Inc..............................  21,136     170,779
    Littelfuse, Inc......................................   9,398   1,174,938
*   Lumentum Holdings, Inc...............................  31,310     947,127
#*  MACOM Technology Solutions Holdings, Inc.............  17,034     673,013
#*  Magnachip Semiconductor Corp.........................  17,121     101,870
#*  Manhattan Associates, Inc............................  23,979   1,391,981
    ManTech International Corp. Class A..................  43,417   1,715,406
*   Marchex, Inc. Class B................................  34,649     109,837
#*  Marin Software, Inc..................................   2,100       5,250
    Marvell Technology Group, Ltd........................ 412,165   4,842,939
    Maxim Integrated Products, Inc.......................  18,551     756,510
#   MAXIMUS, Inc.........................................  23,622   1,391,808
#*  MaxLinear, Inc. Class A..............................  28,702     625,991
#*  Maxwell Technologies, Inc............................  40,563     223,096
*   MeetMe, Inc..........................................  61,256     393,876
    Mentor Graphics Corp................................. 119,506   2,552,648
#   Mesa Laboratories, Inc...............................   4,234     489,577
    Methode Electronics, Inc.............................  46,226   1,619,297
#   Microchip Technology, Inc............................  21,537   1,198,319
*   Micron Technology, Inc............................... 337,900   4,642,746
*   Microsemi Corp.......................................  81,555   3,180,645
    Microsoft Corp....................................... 278,222  15,769,623
*   MicroStrategy, Inc. Class A..........................   4,535     793,126
    MKS Instruments, Inc.................................  79,909   3,650,243
    MOCON, Inc...........................................   7,200     104,328
#*  ModusLink Global Solutions, Inc......................  90,589     115,954
*   MoneyGram International, Inc.........................  28,228     196,467
    Monolithic Power Systems, Inc........................  15,110   1,098,799
    Monotype Imaging Holdings, Inc.......................  35,896     710,382
*   Monster Worldwide, Inc............................... 184,971     467,977

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
Information Technology -- (Continued)
#*  MoSys, Inc...........................................   5,807 $    2,962
    Motorola Solutions, Inc..............................  14,175    983,461
#   MTS Systems Corp.....................................  12,883    611,041
*   Nanometrics, Inc.....................................  36,100    723,444
*   Napco Security Technologies, Inc.....................  18,220    132,459
#   National Instruments Corp............................  31,586    905,886
    NCI, Inc. Class A....................................  11,895    150,948
*   NCR Corp.............................................  56,756  1,871,245
*   NeoPhotonics Corp....................................  61,789    775,452
#   NetApp, Inc..........................................  35,822    943,910
*   NETGEAR, Inc.........................................  52,786  2,714,784
#*  NetScout Systems, Inc................................  19,319    540,546
#*  NetSuite, Inc........................................   2,884    313,923
#*  NeuStar, Inc. Class A................................   7,297    183,811
    NIC, Inc.............................................  25,591    596,782
*   Novanta, Inc.........................................  42,869    673,472
#*  Novatel Wireless, Inc................................  39,494     70,299
*   Nuance Communications, Inc........................... 166,845  2,681,199
#*  Numerex Corp. Class A................................   5,996     45,749
    NVE Corp.............................................   3,647    208,025
#   NVIDIA Corp..........................................  47,746  2,726,297
#*  Oclaro, Inc..........................................  74,291    425,687
*   ON Semiconductor Corp................................ 297,377  2,982,691
#*  Onvia, Inc...........................................     700      2,653
    Optical Cable Corp...................................   6,626     14,643
    Oracle Corp.......................................... 141,867  5,822,222
*   OSI Systems, Inc.....................................  23,883  1,420,322
*   PAR Technology Corp..................................  12,088     62,253
    Park Electrochemical Corp............................  28,062    454,604
#*  Paycom Software, Inc.................................  15,395    726,798
*   PayPal Holdings, Inc.................................  38,237  1,423,946
    PC Connection, Inc...................................  33,684    869,384
    PC-Tel, Inc..........................................  23,419    118,734
*   PCM, Inc.............................................  14,990    249,134
*   PDF Solutions, Inc...................................  38,895    641,767
    Pegasystems, Inc.....................................  25,372    707,879
*   Perceptron, Inc......................................  16,338     79,729
*   Perficient, Inc......................................  43,937    976,280
*   PFSweb, Inc..........................................  20,833    206,455
*   Photronics, Inc......................................  98,610    952,573
*   Planet Payment, Inc..................................  42,186    197,852
    Plantronics, Inc.....................................  29,633  1,429,496
*   Plexus Corp..........................................  49,034  2,252,622
*   Polycom, Inc......................................... 211,747  2,623,545
    Power Integrations, Inc..............................  15,638    892,461
*   PRGX Global, Inc.....................................  28,843    137,004
*   Progress Software Corp...............................  48,134  1,398,774
*   PTC, Inc.............................................  13,183    523,761
    QAD, Inc. Class A....................................  13,691    259,034
    QAD, Inc. Class B....................................   2,342     41,547
*   QLogic Corp.......................................... 153,578  2,383,531
*   Qorvo, Inc...........................................  64,852  4,100,592
    QUALCOMM, Inc........................................  94,566  5,917,940

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
Information Technology -- (Continued)
*   Qualstar Corp........................................   1,082 $    5,107
*   Qualys, Inc..........................................   4,799    150,641
*   QuinStreet, Inc......................................  35,557    129,072
*   Qumu Corp............................................  10,312     38,258
#*  Rackspace Hosting, Inc...............................  51,890  1,215,783
*   Radisys Corp.........................................  54,718    263,741
#*  Rambus, Inc..........................................  90,475  1,223,222
*   RealNetworks, Inc....................................  74,977    324,650
*   Red Hat, Inc.........................................   6,300    474,327
    Reis, Inc............................................  15,779    398,893
    RELM Wireless Corp...................................   7,900     40,843
*   RetailMeNot, Inc.....................................   1,769     14,771
    RF Industries, Ltd...................................   7,730     17,779
    Richardson Electronics, Ltd..........................  15,984    100,539
#*  Rightside Group, Ltd.................................   4,858     58,296
*   Rofin-Sinar Technologies, Inc........................  45,866  1,449,366
*   Rogers Corp..........................................  20,798  1,423,415
*   Rosetta Stone, Inc...................................  23,564    181,443
#*  Rovi Corp............................................ 128,137  2,410,257
*   Rubicon Project, Inc. (The)..........................   8,318    117,450
*   Rudolph Technologies, Inc............................  62,727  1,105,250
*   Sanmina Corp......................................... 136,798  3,466,461
*   ScanSource, Inc......................................  43,355  1,778,856
    Science Applications International Corp..............  27,932  1,697,148
*   Seachange International, Inc.........................  76,626    245,203
#   Seagate Technology P.L.C.............................  26,898    861,543
*   Semtech Corp.........................................  47,340  1,203,383
#*  ServiceSource International, Inc.....................   3,531     15,960
*   Sevcon, Inc..........................................   1,971     18,626
*   ShoreTel, Inc........................................  87,157    639,732
#*  Shutterstock, Inc....................................   6,356    350,152
*   Sigma Designs, Inc...................................  65,699    440,183
*   Silicon Graphics International Corp..................   3,993     21,562
*   Silicon Laboratories, Inc............................  29,206  1,556,096
#*  Silver Spring Networks, Inc..........................  16,164    203,181
#   Skyworks Solutions, Inc..............................  17,322  1,143,598
*   SMTC Corp............................................   4,872      8,234
*   Sonus Networks, Inc.................................. 101,436    874,378
#   SS&C Technologies Holdings, Inc......................  25,988    837,333
#*  Stamps.com, Inc......................................  10,655    807,702
*   StarTek, Inc.........................................  15,566     65,689
#*  Stratasys, Ltd.......................................  36,412    762,467
*   SunEdison Semiconductor, Ltd.........................     814      5,250
#*  SunPower Corp........................................  79,558  1,159,956
*   Super Micro Computer, Inc............................  55,419  1,194,279
*   Sykes Enterprises, Inc...............................  63,350  1,944,211
    Symantec Corp........................................  37,925    774,808
#*  Synaptics, Inc.......................................  22,383  1,162,797
#*  Synchronoss Technologies, Inc........................  25,095    937,047
    SYNNEX Corp..........................................  47,857  4,811,064
*   Synopsys, Inc........................................  18,273    989,666
*   Syntel, Inc..........................................  23,297  1,055,587
*   Systemax, Inc........................................  34,554    309,258

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Information Technology -- (Continued)
*   Tableau Software, Inc. Class A..........................   1,500 $   84,765
#*  Take-Two Interactive Software, Inc......................  24,422    981,276
#*  Tangoe, Inc.............................................   5,820     47,084
    TE Connectivity, Ltd....................................  30,720  1,851,802
*   Tech Data Corp..........................................  68,500  5,338,205
*   TechTarget, Inc.........................................  14,300    130,416
*   Telenav, Inc............................................  60,817    302,869
    TeleTech Holdings, Inc..................................  41,183  1,175,363
#*  Teradata Corp...........................................  14,054    398,853
    Teradyne, Inc........................................... 120,140  2,372,765
    Tessco Technologies, Inc................................  12,033    161,724
#   Tessera Technologies, Inc...............................  58,211  1,870,902
*   TiVo, Inc...............................................  86,009    906,535
    Total System Services, Inc..............................  29,867  1,520,828
    TransAct Technologies, Inc..............................  10,316     79,021
    Travelport Worldwide, Ltd...............................  40,302    543,674
*   Travelzoo, Inc..........................................  15,049    153,500
*   Tremor Video, Inc.......................................  13,198     26,528
#*  Trimble Navigation, Ltd.................................  65,990  1,744,776
*   Trio-Tech International.................................   2,616      9,234
#*  TrueCar, Inc............................................  13,837    129,653
*   TSR, Inc................................................     722      3,827
*   TTM Technologies, Inc................................... 155,336  1,545,593
#*  Tyler Technologies, Inc.................................   4,543    740,600
#*  Ubiquiti Networks, Inc..................................  11,994    536,372
#*  Ultimate Software Group, Inc. (The).....................   2,449    512,086
*   Ultra Clean Holdings, Inc...............................  36,247    231,618
*   Ultratech, Inc..........................................  53,761  1,313,919
#*  Unisys Corp.............................................  16,020    158,758
#*  Universal Display Corp..................................  10,171    720,514
*   Universal Security Instruments, Inc.....................   1,213      3,821
#*  USA Technologies, Inc...................................   1,583      7,472
*   Vantiv, Inc. Class A....................................  19,002  1,040,740
#*  Veeco Instruments, Inc..................................  59,497    997,765
#*  VeriFone Systems, Inc...................................  50,096    959,839
*   Verint Systems, Inc.....................................  17,396    613,557
#*  VeriSign, Inc...........................................   7,900    684,219
#*  ViaSat, Inc.............................................  28,851  2,130,069
#*  Viavi Solutions, Inc.................................... 193,221  1,377,666
*   Vicon Industries, Inc...................................   1,600      1,344
*   Virtusa Corp............................................  20,744    564,237
#   Visa, Inc. Class A...................................... 116,012  9,054,737
#   Vishay Intertechnology, Inc............................. 177,686  2,368,554
*   Vishay Precision Group, Inc.............................  19,686    258,871
    Wayside Technology Group, Inc...........................   4,672     84,657
*   Web.com Group, Inc......................................  66,225  1,249,003
#*  WebMD Health Corp.......................................  10,748    655,735
*   Westell Technologies, Inc. Class A......................  53,040     29,172
#   Western Digital Corp....................................  39,602  1,881,491
#   Western Union Co. (The).................................  46,124    922,480
#*  WEX, Inc................................................  16,160  1,513,869
*   Xcerra Corp.............................................  65,493    399,507
    Xerox Corp.............................................. 534,893  5,509,398

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Information Technology -- (Continued)
    Xilinx, Inc.........................................    22,883 $  1,168,864
*   XO Group, Inc.......................................    36,011      656,481
*   Xura, Inc...........................................     6,050      150,342
*   Yahoo!, Inc.........................................    81,369    3,107,482
*   Yelp, Inc...........................................    14,200      456,814
*   YuMe, Inc...........................................       961        3,440
#*  Zebra Technologies Corp. Class A....................    12,482      661,671
*   Zedge, Inc. Class B.................................    12,737       52,986
#*  Zillow Group, Inc. Class A..........................    50,278    1,981,456
*   Zillow Group, Inc. Class C..........................    49,717    1,951,392
*   Zix Corp............................................    45,198      183,504
*   Zynga, Inc. Class A................................. 1,054,206    3,025,571
                                                                   ------------
Total Information Technology............................            548,339,058
                                                                   ------------
Materials -- (5.3%)
    A Schulman, Inc.....................................    41,841    1,226,360
#*  A. M. Castle & Co...................................    25,873       35,963
    AEP Industries, Inc.................................    10,716      862,209
    Air Products & Chemicals, Inc.......................     7,652    1,143,362
#*  AK Steel Holding Corp...............................    12,538       82,249
#   Albemarle Corp......................................    57,539    4,843,058
#   Alcoa, Inc..........................................   604,988    6,424,973
#   Allegheny Technologies, Inc.........................   102,088    1,818,187
*   American Biltrite, Inc..............................        22        5,225
    American Vanguard Corp..............................    51,821      771,096
    Ampco-Pittsburgh Corp...............................    13,177      174,068
    AptarGroup, Inc.....................................    19,809    1,548,668
    Ashland, Inc........................................    14,930    1,690,673
    Avery Dennison Corp.................................    25,386    1,977,316
*   Axalta Coating Systems, Ltd.........................     7,400      211,270
    Axiall Corp.........................................    81,673    2,666,623
    Balchem Corp........................................    26,174    1,671,733
#   Ball Corp...........................................    12,700      897,509
    Bemis Co., Inc......................................    51,828    2,645,301
*   Berry Plastics Group, Inc...........................    18,619      763,379
*   Boise Cascade Co....................................    39,883    1,083,621
    Cabot Corp..........................................    54,519    2,654,530
    Calgon Carbon Corp..................................    66,434      916,789
#   Carpenter Technology Corp...........................    73,345    2,878,791
    Celanese Corp. Series A.............................    20,921    1,326,810
#*  Century Aluminum Co.................................   132,025    1,002,070
    CF Industries Holdings, Inc.........................    60,560    1,494,621
    Chase Corp..........................................    10,335      626,198
*   Chemtura Corp.......................................    93,794    2,634,673
*   Clearwater Paper Corp...............................    25,806    1,623,455
#*  Cliffs Natural Resources, Inc.......................    24,628      194,807
*   Codexis, Inc........................................     5,508       23,960
*   Coeur Mining, Inc...................................   133,058    2,038,449
    Commercial Metals Co................................   200,353    3,313,839
#   Compass Minerals International, Inc.................    18,816    1,309,405
#*  Contango ORE, Inc...................................     1,008       12,650
*   Core Molding Technologies, Inc......................    11,901      189,464
*   Crown Holdings, Inc.................................     6,500      344,305

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Materials -- (Continued)
#   Deltic Timber Corp...................................   7,152 $   492,916
    Domtar Corp.......................................... 100,960   3,974,795
    Dow Chemical Co. (The)...............................  77,065   4,136,079
    Eagle Materials, Inc.................................  31,197   2,618,988
    Eastman Chemical Co..................................  32,930   2,148,024
    Ecolab, Inc..........................................   9,795   1,159,532
    EI du Pont de Nemours & Co...........................  24,100   1,666,997
*   Ferro Corp...........................................  68,771     891,272
    Ferroglobe P.L.C.....................................  57,848     539,143
#*  Flotek Industries, Inc...............................  21,014     298,399
#   FMC Corp.............................................  30,250   1,438,085
    Freeport-McMoRan, Inc................................ 475,496   6,162,428
    Friedman Industries, Inc.............................  10,403      59,921
    FutureFuel Corp......................................  59,893     686,374
*   GCP Applied Technologies, Inc........................   7,182     197,720
    Graphic Packaging Holding Co......................... 279,554   3,813,117
    Greif, Inc. Class A..................................  38,279   1,536,136
#   Greif, Inc. Class B..................................   8,768     464,441
*   Handy & Harman, Ltd..................................   3,310      92,250
#   Hawkins, Inc.........................................  16,057     686,276
    Haynes International, Inc............................  18,920     718,582
    HB Fuller Co.........................................  47,559   2,214,347
*   Headwaters, Inc......................................  64,117   1,275,287
#   Hecla Mining Co...................................... 556,911   3,614,352
    Huntsman Corp........................................ 178,328   2,756,951
*   Ingevity Corp........................................  13,051     499,462
    Innophos Holdings, Inc...............................  23,989   1,032,966
    Innospec, Inc........................................  33,226   1,670,271
#   International Flavors & Fragrances, Inc..............   5,882     783,777
    International Paper Co...............................  68,196   3,124,059
#*  Intrepid Potash, Inc.................................  27,179      35,061
    Kaiser Aluminum Corp.................................  21,204   1,756,751
    KapStone Paper and Packaging Corp.................... 129,939   1,855,529
    KMG Chemicals, Inc...................................  18,435     506,778
*   Koppers Holdings, Inc................................  30,048     950,118
*   Kraton Performance Polymers, Inc.....................  49,611   1,483,865
#   Kronos Worldwide, Inc................................  30,747     173,721
*   Louisiana-Pacific Corp............................... 149,844   3,026,849
#*  LSB Industries, Inc..................................  41,518     480,778
    LyondellBasell Industries NV Class A.................  11,014     828,914
    Martin Marietta Materials, Inc.......................   9,888   2,003,803
    Materion Corp........................................  40,834   1,078,426
#   McEwen Mining, Inc................................... 189,521     841,473
    Mercer International, Inc............................ 103,518     816,757
    Minerals Technologies, Inc...........................  39,703   2,591,018
    Monsanto Co..........................................   9,533   1,017,838
#   Mosaic Co. (The)..................................... 187,642   5,066,334
    Myers Industries, Inc................................  58,872     880,136
    Neenah Paper, Inc....................................  18,905   1,426,004
#   NewMarket Corp.......................................   1,700     727,498
    Newmont Mining Corp.................................. 252,066  11,090,904
*   Northern Technologies International Corp.............   3,755      52,795
    Nucor Corp........................................... 158,273   8,489,764

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Materials -- (Continued)
            Olin Corp..................................... 176,783 $  3,694,765
            Olympic Steel, Inc............................  23,685      678,812
*           OMNOVA Solutions, Inc.........................  80,561      762,913
#*          Owens-Illinois, Inc...........................  78,464    1,474,339
            Packaging Corp. of America....................  21,650    1,617,038
            PH Glatfelter Co..............................  52,706    1,088,906
#*          Platform Specialty Products Corp.............. 168,102    1,546,538
            PolyOne Corp..................................  36,908    1,294,364
            PPG Industries, Inc...........................   7,652      801,241
            Quaker Chemical Corp..........................  13,900    1,329,674
            Rayonier Advanced Materials, Inc..............  28,602      393,850
*           Real Industry, Inc............................  25,429      199,363
            Reliance Steel & Aluminum Co..................  95,563    7,495,962
#*          Rentech, Inc..................................  18,295       46,835
#*          Resolute Forest Products, Inc.................  26,917      148,582
#           Royal Gold, Inc...............................  72,746    6,149,947
            RPM International, Inc........................  21,508    1,167,024
*           Ryerson Holding Corp..........................  13,533      195,417
            Schnitzer Steel Industries, Inc. Class A......  60,296    1,175,169
            Schweitzer-Mauduit International, Inc.........  32,959    1,246,180
            Scotts Miracle-Gro Co. (The) Class A..........  10,099      744,801
            Sealed Air Corp...............................  36,593    1,726,458
            Sensient Technologies Corp....................  20,363    1,503,400
            Sherwin-Williams Co. (The)....................   1,508      451,993
#           Silgan Holdings, Inc..........................  27,598    1,368,309
            Sonoco Products Co............................  72,896    3,712,593
            Steel Dynamics, Inc........................... 259,990    6,972,932
            Stepan Co.....................................  21,416    1,377,263
#*          Stillwater Mining Co.......................... 201,978    3,090,263
            SunCoke Energy, Inc...........................  97,183      741,506
            Synalloy Corp.................................   8,022       61,208
            TimkenSteel Corp..............................  41,849      419,327
*           Trecora Resources.............................  27,388      313,045
            Tredegar Corp.................................  34,484      610,367
            Trinseo SA....................................  10,083      502,033
            Tronox, Ltd. Class A..........................  54,699      354,997
*           UFP Technologies, Inc.........................   2,694       61,666
            United States Lime & Minerals, Inc............   5,927      373,401
#           United States Steel Corp...................... 156,688    4,307,353
*           Universal Stainless & Alloy Products, Inc.....   8,514       99,529
#*          US Concrete, Inc..............................  15,963    1,029,613
#           Valhi, Inc....................................  15,640       29,090
            Valspar Corp. (The)...........................  15,594    1,660,293
            Vulcan Materials Co...........................  27,164    3,367,793
#           Westlake Chemical Corp........................  62,521    2,859,711
            WestRock Co...................................  61,267    2,628,967
            Worthington Industries, Inc...................  59,393    2,631,704
            WR Grace & Co.................................   7,182      537,716
                                                                   ------------
Total Materials...........................................          229,105,970
                                                                   ------------
Other -- (0.0%)
(degrees)*  FRD Acquisition Co. Escrow Shares.............  14,091           --
(degrees)*  Gerber Scientific, Inc. Escrow Shares.........  24,204           --

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Other -- (Continued)
(degrees)*  Softbrands, Inc. Escrow Shares..............     5,800 $         --
                                                                   ------------
Total Other.............................................                     --
                                                                   ------------
Real Estate Investment Trusts -- (0.0%)
            Forest City Realty Trust, Inc. Class B......     6,017      142,723
                                                                   ------------
Telecommunication Services -- (2.8%)
*           Alaska Communications Systems Group, Inc....    33,997       56,435
            AT&T, Inc................................... 1,279,522   55,390,507
            ATN International, Inc......................    18,363    1,350,048
*           Boingo Wireless, Inc........................    48,698      446,074
#           CenturyLink, Inc............................   526,869   16,564,761
*           Cincinnati Bell, Inc........................   127,856      639,280
#           Cogent Communications Holdings, Inc.........    22,981      981,978
#           Consolidated Communications Holdings,
              Inc.......................................    60,152    1,681,248
*           FairPoint Communications, Inc...............     9,193      148,835
#           Frontier Communications Corp................   618,700    3,217,240
*           General Communication, Inc. Class A.........    74,901    1,152,726
*           Hawaiian Telcom Holdco, Inc.................     3,159       70,130
            IDT Corp. Class B...........................    38,212      583,115
            Inteliquent, Inc............................    70,723    1,453,358
*           Intelsat SA.................................     7,497       17,243
#*          Iridium Communications, Inc.................    78,908      708,594
*           Level 3 Communications, Inc.................    19,831    1,003,449
*           Lumos Networks Corp.........................    26,176      306,259
*           ORBCOMM, Inc................................    96,120    1,017,911
*           SBA Communications Corp. Class A............     3,000      345,000
            Shenandoah Telecommunications Co............   121,532    4,992,535
            Spok Holdings, Inc..........................    38,274      707,303
#*          Sprint Corp.................................   392,056    2,407,224
#*          Straight Path Communications, Inc.
              Class B...................................     6,362      116,043
#*          T-Mobile US, Inc............................    55,466    2,570,294
            Telephone & Data Systems, Inc...............   132,810    4,182,187
*           United States Cellular Corp.................    30,473    1,232,633
            Verizon Communications, Inc.................   259,639   14,386,597
*           Vonage Holdings Corp........................   263,850    1,564,630
            Windstream Holdings, Inc....................    56,612      527,058
                                                                   ------------
Total Telecommunication Services........................            119,820,695
                                                                   ------------
Utilities -- (1.3%)
            AES Corp....................................    68,477      845,691
#           ALLETE, Inc.................................    12,056      769,776
            Alliant Energy Corp.........................       106        4,267
            American States Water Co....................    13,909      600,869
#           Aqua America, Inc...........................    21,570      747,185
#           Artesian Resources Corp. Class A............     5,487      187,052
            Atmos Energy Corp...........................    12,334      984,130
#           Avangrid, Inc...............................    18,064      815,409
#           Avista Corp.................................    13,772      599,082
            Black Hills Corp............................    16,964    1,069,580
#           California Water Service Group..............    17,790      600,057
*           Calpine Corp................................   287,292    3,947,392
            Chesapeake Utilities Corp...................     8,518      545,748

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Utilities -- (Continued)
    CMS Energy Corp........................................  17,300 $   781,614
    Connecticut Water Service, Inc.........................   7,188     366,947
    Consolidated Water Co., Ltd............................  17,333     232,782
    Delta Natural Gas Co., Inc.............................   1,858      49,033
#*  Dynegy, Inc............................................ 154,780   2,341,821
    El Paso Electric Co....................................  15,115     720,683
    Empire District Electric Co. (The).....................  15,537     524,063
    Eversource Energy......................................  15,733     920,223
    Gas Natural, Inc.......................................   5,716      40,584
    Genie Energy, Ltd. Class B.............................  22,104     141,908
    Great Plains Energy, Inc...............................  24,561     731,427
    Hawaiian Electric Industries, Inc......................  23,207     720,577
    IDACORP, Inc...........................................   9,260     748,671
    ITC Holdings Corp......................................  14,352     663,780
#   MDU Resources Group, Inc...............................  14,478     348,196
    MGE Energy, Inc........................................  12,729     714,733
#   Middlesex Water Co.....................................  10,118     417,975
#   National Fuel Gas Co...................................   8,073     456,205
    New Jersey Resources Corp..............................  18,806     700,335
    NiSource, Inc..........................................  34,403     882,781
    Northwest Natural Gas Co...............................  10,029     651,283
#   NorthWestern Corp......................................  11,879     721,531
    NRG Energy, Inc........................................ 271,315   3,755,000
    NRG Yield, Inc. Class A................................   4,276      73,462
#   NRG Yield, Inc. Class C................................   7,776     139,501
#   OGE Energy Corp........................................  16,299     524,339
#   ONE Gas, Inc...........................................  14,492     941,400
    Ormat Technologies, Inc................................  46,063   2,102,315
    Otter Tail Corp........................................  13,885     483,892
#   Pattern Energy Group, Inc..............................  26,295     640,809
    Piedmont Natural Gas Co., Inc..........................  23,223   1,388,735
    Pinnacle West Capital Corp.............................   7,400     583,638
    PNM Resources, Inc.....................................  16,447     565,119
#   Portland General Electric Co...........................  16,898     737,936
    Questar Corp...........................................  32,130     808,712
    RGC Resources, Inc.....................................     400       9,860
    SJW Corp...............................................  18,253     773,197
    South Jersey Industries, Inc...........................  26,616     848,518
    Southwest Gas Corp.....................................  11,066     857,615
#   Spark Energy, Inc. Class A.............................   1,262      31,285
#   Spire, Inc.............................................   9,628     668,183
*   Talen Energy Corp......................................  16,678     226,821
    UGI Corp............................................... 221,969  10,046,317
    Unitil Corp............................................   9,001     393,704
    Vectren Corp...........................................  12,520     647,660
#   WEC Energy Group, Inc..................................   7,951     516,099
    Westar Energy, Inc.....................................  13,846     769,422
    WGL Holdings, Inc......................................  11,496     813,802

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                       SHARES        VALUE+
                                                    ------------ --------------
Utilities -- (Continued)
#            York Water Co. (The)..................        7,798 $      245,169
                                                                 --------------
Total Utilities....................................                  55,185,900
                                                                 --------------
TOTAL COMMON STOCKS................................               3,829,574,918
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)*   Capital Bank Corp. Contingent Value
               Rights..............................        2,758             --
(degrees)*   Community Health Systems, Inc.
               Contingent Value Rights.............       21,176             89
(degrees)*   Dyax Corp. Contingent Value Rights....        6,160          6,837
(degrees)*   Leap Wireless International, Inc.
               Contingent Value Rights.............       39,583             --
(degrees)#*  Safeway Casa Ley Contingent Value
               Rights..............................       51,128         51,890
(degrees)#*  Safeway PDC, LLC Contingent Value
               Rights..............................       51,128          2,495
                                                                 --------------
TOTAL RIGHTS/WARRANTS..............................                      61,311
                                                                 --------------

                                                        FACE
                                                       AMOUNT
                                                       (000)
                                                    ------------
BONDS -- (0.0%)

Financials -- (0.0%)
             Capital Properties, Inc., 5.000%......          249            248
                                                                 --------------
TOTAL INVESTMENT SECURITIES........................               3,829,636,477
                                                                 --------------

                                                       SHARES
                                                    ------------
TEMPORARY CASH INVESTMENTS -- (0.9%)
             State Street Institutional Liquid
               Reserves, 0.457%....................   40,170,237     40,170,237
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (10.6%)
(S)@         DFA Short Term Investment Fund........   39,625,744    458,469,858
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,358,977,458)^^..........................              $4,328,276,572
                                                                 ==============

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                          -----------------------------------------------------
                              LEVEL 1        LEVEL 2    LEVEL 3      TOTAL
                          --------------- ------------- ------- ---------------
 Common Stocks
    Consumer
      Discretionary...... $   551,869,253            --   --    $   551,869,253
    Consumer Staples.....     197,934,921            --   --        197,934,921
    Energy...............     293,977,928            --   --        293,977,928
    Financials...........     906,885,837            --   --        906,885,837
    Health Care..........     326,889,099            --   --        326,889,099
    Industrials..........     599,423,534            --   --        599,423,534
    Information
      Technology.........     548,339,058            --   --        548,339,058
    Materials............     229,105,970            --   --        229,105,970
    Other................              --            --   --                 --
    Real Estate
      Investment
      Trusts.............         142,723            --   --            142,723
    Telecommunication
      Services...........     119,820,695            --   --        119,820,695
    Utilities............      55,185,900            --   --         55,185,900
 Rights/Warrants.........              -- $      61,311   --             61,311
 Bonds
    Financials...........              --           248   --                248
 Temporary Cash
   Investments...........      40,170,237            --   --         40,170,237
 Securities Lending
   Collateral............              --   458,469,858   --        458,469,858
 Futures Contracts**.....         912,013            --   --            912,013
                          --------------- -------------   --    ---------------
 TOTAL................... $ 3,870,657,168 $ 458,531,417   --    $ 4,329,188,585
                          =============== =============   ==    ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                           U.S. SMALL CAP PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                           SHARES     VALUE+
                                                          --------- -----------
COMMON STOCKS -- (82.9%)

Consumer Discretionary -- (14.5%)
*           1-800-Flowers.com, Inc. Class A..............   322,107 $ 2,940,837
            A.H. Belo Corp. Class A......................   121,625     628,801
            Aaron's, Inc.................................   629,819  15,084,165
#           Abercrombie & Fitch Co. Class A..............   583,085  12,075,690
            AMC Entertainment Holdings, Inc. Class A.....   206,691   6,080,849
            AMCON Distributing Co........................     2,169     196,414
#*          America's Car-Mart, Inc......................    61,134   2,144,581
*           American Axle & Manufacturing Holdings,
              Inc........................................   652,944  11,367,755
#           American Eagle Outfitters, Inc............... 1,735,840  31,106,253
*           American Public Education, Inc...............   139,726   4,001,753
#*          Apollo Education Group, Inc..................   726,675   6,532,808
#           Arctic Cat, Inc..............................    93,027   1,452,151
            Ark Restaurants Corp.........................    17,030     395,096
#*          Asbury Automotive Group, Inc.................   230,000  13,984,000
#*          Ascena Retail Group, Inc..................... 1,544,939  12,560,354
#*          Ascent Capital Group, Inc. Class A...........    75,931   1,292,346
*           Ballantyne Strong, Inc.......................    87,244     455,414
*           Barnes & Noble Education, Inc................   376,055   4,347,196
            Barnes & Noble, Inc..........................   564,679   7,386,001
#           Bassett Furniture Industries, Inc............   148,168   3,827,179
            Beasley Broadcast Group, Inc. Class A........    68,353     362,271
#*          Beazer Homes USA, Inc........................    58,798     563,873
#*          bebe stores, Inc.............................    17,762      14,030
#*          Belmond, Ltd. Class A........................   756,881   8,696,563
(degrees)*  Big 4 Ranch, Inc.............................     3,200          --
#           Big 5 Sporting Goods Corp....................   186,567   1,970,148
#           Big Lots, Inc................................   494,940  26,320,909
*           Biglari Holdings, Inc........................        36      14,944
*           BJ's Restaurants, Inc........................   230,302   8,944,930
#*          Black Diamond, Inc...........................    30,200     127,142
            Bloomin' Brands, Inc......................... 1,180,178  21,219,600
#           Blue Nile, Inc...............................   108,366   3,149,116
#           Bob Evans Farms, Inc.........................   197,269   7,255,554
#           Bon-Ton Stores, Inc. (The)...................   121,759     181,421
            Bowl America, Inc. Class A...................    10,705     155,437
#*          Boyd Gaming Corp.............................    30,623     600,517
*           Bravo Brio Restaurant Group, Inc.............   127,278   1,046,225
*           Bridgepoint Education, Inc...................   311,797   2,223,113
*           Bright Horizons Family Solutions, Inc........   101,519   6,808,879
#           Brinker International, Inc...................   568,865  26,816,296
#           Buckle, Inc. (The)...........................   254,777   6,978,342
#*          Buffalo Wild Wings, Inc......................   186,787  31,372,745
*           Build-A-Bear Workshop, Inc...................   148,826   2,028,498
*           Cabela's, Inc................................    39,353   2,031,795
*           CafePress, Inc...............................     9,151      28,734
#           CalAtlantic Group, Inc.......................   201,755   7,305,549
            Caleres, Inc.................................   434,766  11,443,041
            Callaway Golf Co.............................   900,277   9,632,964
#*          Cambium Learning Group, Inc..................   137,086     663,496
            Canterbury Park Holding Corp.................    12,913     140,752
            Capella Education Co.........................   114,814   6,873,914

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Consumer Discretionary -- (Continued)
#*  Career Education Corp................................   621,463 $ 4,294,309
#*  Carmike Cinemas, Inc.................................   199,567   6,150,655
#   Carriage Services, Inc...............................   157,267   3,823,161
*   Carrols Restaurant Group, Inc........................   356,916   4,322,253
#   Cato Corp. (The) Class A.............................   244,174   8,734,104
#*  Cavco Industries, Inc................................    85,214   8,468,567
#*  Central European Media Enterprises, Ltd. Class A.....    66,131     152,763
*   Century Casinos, Inc.................................    20,195     128,844
*   Century Communities, Inc.............................     6,059     107,244
*   Charles & Colvard, Ltd...............................    41,380      41,794
#   Cheesecake Factory, Inc. (The).......................   483,364  25,004,420
#*  Cherokee, Inc........................................    68,239     712,415
#   Chico's FAS, Inc..................................... 1,284,158  15,422,738
#   Children's Place, Inc. (The).........................   194,418  16,249,456
#   Choice Hotels International, Inc.....................   459,339  22,181,480
*   Christopher & Banks Corp.............................   215,612     437,692
    Churchill Downs, Inc.................................    33,506   4,393,642
#*  Chuy's Holdings, Inc.................................   168,112   5,668,737
    Citi Trends, Inc.....................................   139,170   2,321,356
#   Clear Channel Outdoor Holdings, Inc. Class A.........    90,294     631,155
#   ClubCorp Holdings, Inc...............................   417,065   6,047,442
    Collectors Universe, Inc.............................    72,588   1,561,368
#   Columbia Sportswear Co...............................   160,431   9,184,675
#*  Conn's, Inc..........................................   242,965   1,727,481
#   Cooper Tire & Rubber Co..............................   523,820  17,280,822
*   Cooper-Standard Holding, Inc.........................    95,991   8,452,008
    Core-Mark Holding Co., Inc...........................   442,980  21,688,301
#   Cracker Barrel Old Country Store, Inc................   208,527  32,824,235
#*  Crocs, Inc...........................................   667,953   7,567,907
    CSS Industries, Inc..................................    27,255     717,079
#   CST Brands, Inc......................................   521,562  23,324,253
#   Culp, Inc............................................   116,105   3,312,476
#*  Cumulus Media, Inc. Class A..........................   998,833     381,954
#*  Daily Journal Corp...................................       200      45,680
#   Dana Holding Corp....................................   581,186   7,927,377
#*  Dave & Buster's Entertainment, Inc...................   388,599  17,292,655
#*  Deckers Outdoor Corp.................................   315,247  20,809,454
*   Del Frisco's Restaurant Group, Inc...................   171,696   2,561,704
#*  Del Taco Restaurants, Inc............................     3,388      35,608
*   Delta Apparel, Inc...................................    15,317     365,923
*   Denny's Corp.........................................   737,612   8,231,750
    Destination Maternity Corp...........................    56,193     315,805
#*  Destination XL Group, Inc............................   428,463   2,210,869
#   DeVry Education Group, Inc...........................   449,540  10,011,256
#*  Diamond Resorts International, Inc...................   527,994  15,934,859
#   Dillard's, Inc. Class A..............................    24,498   1,658,025
    DineEquity, Inc......................................   174,818  14,224,941
*   Dixie Group, Inc. (The)..............................   110,009     407,033
#*  Dorman Products, Inc.................................   282,889  18,020,029
    Dover Motorsports, Inc...............................    56,312     118,255
#*  DreamWorks Animation SKG, Inc. Class A...............   416,371  17,058,720
    Drew Industries, Inc.................................   240,789  22,058,680
#   DSW, Inc. Class A....................................   736,695  17,872,221

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Consumer Discretionary -- (Continued)
#   Educational Development Corp...........................  20,890 $   280,762
*   El Pollo Loco Holdings, Inc............................  14,767     194,334
*   Eldorado Resorts, Inc..................................  37,615     543,537
*   Emerson Radio Corp..................................... 139,551      91,420
*   Emmis Communications Corp. Class A.....................  22,271      87,080
#   Entercom Communications Corp. Class A.................. 142,503   2,081,969
#   Entravision Communications Corp. Class A............... 617,871   4,485,743
#   Escalade, Inc..........................................  43,014     461,540
#   Ethan Allen Interiors, Inc............................. 264,289   9,178,757
*   EVINE Live, Inc........................................ 158,367     299,314
#*  EW Scripps Co. (The) Class A........................... 687,746  11,664,172
#*  Express, Inc........................................... 827,428  12,378,323
#*  Famous Dave's of America, Inc..........................  40,546     235,572
#*  Federal-Mogul Holdings Corp............................ 262,952   2,324,496
#*  Fiesta Restaurant Group, Inc........................... 249,563   5,575,237
#   Finish Line, Inc. (The) Class A........................ 397,628   8,640,456
#*  Five Below, Inc........................................ 543,884  27,743,523
    Flanigan's Enterprises, Inc............................   5,380     127,883
    Flexsteel Industries, Inc..............................  38,938   1,600,352
#*  Fox Factory Holding Corp............................... 349,230   6,701,724
#*  Francesca's Holdings Corp.............................. 424,576   5,396,361
#   Fred's, Inc. Class A................................... 291,319   4,629,059
#*  FTD Cos., Inc.......................................... 224,723   5,687,739
*   Full House Resorts, Inc................................   1,112       1,990
#*  G-III Apparel Group, Ltd............................... 423,584  16,956,068
    GameStop Corp. Class A................................. 179,820   5,565,429
*   Gaming Partners International Corp.....................   8,434      80,545
    Gannett Co., Inc....................................... 634,507   8,096,309
#*  Genesco, Inc........................................... 191,971  13,326,627
#*  Gentherm, Inc.......................................... 354,868  11,909,370
#*  Global Eagle Entertainment, Inc........................  40,173     329,419
#   GNC Holdings, Inc. Class A.............................  88,611   1,808,550
#*  Good Times Restaurants, Inc............................   1,862       7,560
#*  Gordmans Stores, Inc...................................  50,783      60,940
*   Grand Canyon Education, Inc............................ 458,993  19,305,246
#*  Gray Television, Inc................................... 519,793   5,145,951
*   Gray Television, Inc. Class A..........................  25,939     250,311
*   Green Brick Partners, Inc..............................  34,723     245,144
#   Group 1 Automotive, Inc................................ 197,825  12,328,454
#   Guess?, Inc............................................ 718,510  10,576,467
    Harte-Hanks, Inc....................................... 454,134     753,862
#   Haverty Furniture Cos., Inc............................ 168,942   3,113,601
    Haverty Furniture Cos., Inc. Class A...................   3,785      71,404
#*  Helen of Troy, Ltd..................................... 283,241  28,213,636
#*  hhgregg, Inc........................................... 155,532     323,507
#*  Hibbett Sports, Inc.................................... 185,526   6,478,568
    Hooker Furniture Corp.................................. 100,384   2,321,882
*   Horizon Global Corp.................................... 169,561   2,212,771
*   Houghton Mifflin Harcourt Co........................... 817,332  13,853,777
#   HSN, Inc............................................... 470,026  24,046,530
#*  Iconix Brand Group, Inc................................ 337,077   2,426,954
*   Ignite Restaurant Group, Inc...........................  12,233      17,249
*   Insignia Systems, Inc..................................  15,351      33,619

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Consumer Discretionary -- (Continued)
#*          Installed Building Products, Inc.............   188,082 $ 6,738,978
            International Speedway Corp. Class A.........   123,060   4,155,736
            Interval Leisure Group, Inc..................   684,683  12,310,600
*           Intrawest Resorts Holdings, Inc..............    27,842     404,823
#*          iRobot Corp..................................   236,226   8,957,690
#*          Isle of Capri Casinos, Inc...................    61,702   1,155,678
#*          ITT Educational Services, Inc................    98,410     222,407
*           J Alexander's Holdings, Inc..................     3,957      37,868
#           Jack in the Box, Inc.........................   353,607  31,255,323
*           Jaclyn, Inc..................................     2,235      12,739
#*          JAKKS Pacific, Inc...........................    62,792     578,942
#*          Jamba, Inc...................................   142,390   1,537,812
#*          JC Penney Co., Inc...........................   588,876   5,688,542
            John Wiley & Sons, Inc. Class A..............   348,148  20,088,140
            Johnson Outdoors, Inc. Class A...............    27,333     832,290
#*          K12, Inc.....................................   185,066   2,291,117
#*          Kate Spade & Co.............................. 1,154,437  25,039,739
#           KB Home......................................   633,540   9,946,578
*           Kirkland's, Inc..............................   152,837   2,329,236
#*          Kona Grill, Inc..............................    87,600   1,095,000
*           Koss Corp....................................    25,262      52,040
*           La Quinta Holdings, Inc......................   275,192   3,404,125
            La-Z-Boy, Inc................................   475,216  14,361,028
#*          Lakeland Industries, Inc.....................    25,969     263,326
(degrees)*  Lazare Kaplan International, Inc.............     9,600       5,400
#*          LGI Homes, Inc...............................     7,986     274,159
            Libbey, Inc..................................   206,450   3,858,550
            Liberty Tax, Inc.............................    28,490     394,871
*           Liberty TripAdvisor Holdings, Inc. Class A...   199,550   4,723,348
            Lifetime Brands, Inc.........................   100,152   1,341,035
#*          Lindblad Expeditions Holdings, Inc...........     4,662      46,340
#           Lithia Motors, Inc. Class A..................   229,022  19,762,308
#*          Loral Space & Communications, Inc............    16,168     567,982
*           Luby's, Inc..................................   243,062   1,127,808
#*          M/I Homes, Inc...............................   189,037   4,262,784
#*          Malibu Boats, Inc. Class A...................    50,118     683,610
            Marcus Corp. (The)...........................    86,567   1,917,459
            Marine Products Corp.........................   125,265   1,143,669
#*          MarineMax, Inc...............................   250,259   5,055,232
#           Marriott Vacations Worldwide Corp............   264,064  20,148,083
#*          Mattress Firm Holding Corp...................     2,624      78,300
#*          McClatchy Co. (The) Class A..................    22,439     433,970
#           MDC Holdings, Inc............................   372,810   9,812,359
*           Media General, Inc...........................   298,450   5,249,735
#           Meredith Corp................................   336,167  18,314,378
#*          Meritage Homes Corp..........................   321,768  11,709,138
*           Modine Manufacturing Co......................   338,800   3,252,480
#*          Monarch Casino & Resort, Inc.................    35,546     829,288
#           Monro Muffler Brake, Inc.....................   312,936  19,596,052
#*          Motorcar Parts of America, Inc...............   183,486   5,143,113
#           Movado Group, Inc............................   122,050   2,757,109
*           MSG Networks, Inc. Class A...................   531,952   8,537,830
*           Murphy USA, Inc..............................   414,671  31,780,385

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Consumer Discretionary -- (Continued)
#   NACCO Industries, Inc. Class A.......................    47,269 $ 2,659,827
*   Nathan's Famous, Inc.................................    39,885   1,937,214
    National CineMedia, Inc..............................   594,288   9,259,007
*   Nautilus, Inc........................................   310,471   5,849,274
#   New Media Investment Group, Inc......................    12,819     226,384
*   New York & Co., Inc..................................   445,431     828,502
#   New York Times Co. (The) Class A..................... 1,457,527  18,918,700
#   Nexstar Broadcasting Group, Inc. Class A.............   257,390  13,011,064
#*  Noodles & Co.........................................     1,333       9,851
    Nutrisystem, Inc.....................................   292,758   8,659,782
*   Office Depot, Inc.................................... 3,790,696  13,115,808
#   Outerwall, Inc.......................................   146,507   7,715,059
#*  Overstock.com, Inc...................................   114,782   1,870,947
    Oxford Industries, Inc...............................   165,318   9,452,883
    P&F Industries, Inc. Class A.........................    10,000      92,900
#   Papa John's International, Inc.......................   362,370  26,797,261
#*  Papa Murphy's Holdings, Inc..........................     4,442      31,094
*   Pegasus Cos., Inc. (The).............................       170      48,620
#*  Penn National Gaming, Inc............................   184,533   2,771,686
#   Penske Automotive Group, Inc.........................   208,269   8,251,618
*   Perfumania Holdings, Inc.............................    15,984      36,763
#*  Perry Ellis International, Inc.......................    79,109   1,694,515
#   PetMed Express, Inc..................................    98,009   2,031,727
#   Pier 1 Imports, Inc..................................   704,734   3,608,238
#*  Pinnacle Entertainment, Inc..........................   105,332   1,150,225
#   Pool Corp............................................   345,710  35,359,219
#*  Popeyes Louisiana Kitchen, Inc.......................   224,432  12,855,465
*   Potbelly Corp........................................    79,002   1,029,396
*   QEP Co., Inc.........................................     4,979      90,493
#*  Radio One, Inc. Class D..............................   923,715   2,955,888
#*  Rave Restaurant Group, Inc...........................     8,932      31,709
    RCI Hospitality Holdings, Inc........................    89,741     955,742
*   Reading International, Inc. Class A..................    96,654   1,328,992
*   Reading International, Inc. Class B..................     2,710      39,837
*   Red Lion Hotels Corp.................................   111,237     883,222
#*  Red Robin Gourmet Burgers, Inc.......................   130,536   6,312,721
#   Regal Entertainment Group Class A.................... 1,200,707  28,240,629
*   Regis Corp...........................................   339,407   4,561,630
#   Rent-A-Center, Inc...................................   382,189   4,127,641
#*  Restoration Hardware Holdings, Inc...................    73,550   2,266,075
    Rocky Brands, Inc....................................    89,064     977,032
*   Ruby Tuesday, Inc....................................   426,364   1,722,511
    Ruth's Hospitality Group, Inc........................   335,391   5,356,194
#   Saga Communications, Inc. Class A....................    18,609     763,341
    Salem Media Group, Inc...............................   142,061   1,075,402
    Scholastic Corp......................................   126,151   5,184,806
*   Sears Hometown and Outlet Stores, Inc................     5,075      34,916
#   SeaWorld Entertainment, Inc..........................   828,861  12,764,459
#*  Select Comfort Corp..................................   478,320  11,412,715
*   Sequential Brands Group, Inc.........................    12,224      99,381
#*  Shake Shack, Inc. Class A............................    42,152   1,686,502
*   Shiloh Industries, Inc...............................   201,257   1,950,180
#   Shoe Carnival, Inc...................................   146,461   3,853,389

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Consumer Discretionary -- (Continued)
#*  Shutterfly, Inc........................................ 347,309 $18,473,366
#   Sinclair Broadcast Group, Inc. Class A................. 660,922  18,386,850
#*  Sizmek, Inc............................................ 229,376     626,196
#*  Skullcandy, Inc........................................ 194,382   1,189,618
#*  Skyline Corp...........................................  50,220     463,028
#*  Smith & Wesson Holding Corp............................ 556,528  16,389,750
#   Sonic Automotive, Inc. Class A......................... 309,433   5,625,492
#   Sonic Corp............................................. 492,036  13,240,689
#   Sotheby's.............................................. 569,681  18,451,968
*   Spanish Broadcasting System, Inc. Class A..............  43,707     157,782
    Spartan Motors, Inc.................................... 180,348   1,531,155
#   Speedway Motorsports, Inc.............................. 206,533   3,649,438
*   Sportsman's Warehouse Holdings, Inc.................... 137,964   1,404,474
#   Stage Stores, Inc...................................... 206,142   1,222,422
    Standard Motor Products, Inc........................... 211,809   8,883,269
*   Stanley Furniture Co., Inc.............................  35,155      86,130
*   Starz Class A.......................................... 172,861   5,225,588
*   Starz Class B..........................................   1,444      44,648
#   Stein Mart, Inc........................................ 390,503   3,358,326
#*  Steven Madden, Ltd..................................... 595,128  20,841,383
*   Stoneridge, Inc........................................ 269,645   4,497,679
#   Strattec Security Corp.................................  24,093   1,074,548
#*  Strayer Education, Inc................................. 110,609   5,057,043
    Sturm Ruger & Co., Inc................................. 180,583  12,279,644
#   Superior Industries International, Inc................. 156,125   4,771,180
#   Superior Uniform Group, Inc............................  73,825   1,186,368
*   Sypris Solutions, Inc.................................. 204,060     179,573
    Tailored Brands, Inc................................... 358,632   5,253,959
*   Tandy Leather Factory, Inc.............................  82,829     591,399
#*  Taylor Morrison Home Corp. Class A..................... 300,302   4,879,907
#*  Tempur Sealy International, Inc........................  86,163   6,516,508
#*  Tenneco, Inc........................................... 539,386  30,486,097
#   Texas Roadhouse, Inc................................... 684,750  32,333,895
    Thor Industries, Inc................................... 471,347  36,076,899
*   Tile Shop Holdings, Inc................................  23,410     399,140
#*  Tilly's, Inc. Class A..................................  79,212     450,716
#   Time, Inc.............................................. 667,838  10,905,795
*   TopBuild Corp..........................................  34,144   1,289,277
    Tower International, Inc............................... 202,290   4,668,853
#*  Town Sports International Holdings, Inc................ 110,900     272,814
*   Townsquare Media, Inc. Class A.........................     810       6,626
*   Trans World Entertainment Corp......................... 452,232   1,605,424
#*  TRI Pointe Group, Inc.................................. 970,622  13,054,866
#   tronc, Inc.............................................  21,942     328,911
#*  Tuesday Morning Corp................................... 229,747   1,812,704
#*  Tumi Holdings, Inc..................................... 442,576  11,838,908
#   Tupperware Brands Corp................................. 487,296  30,543,713
*   UCP, Inc. Class A......................................  20,724     174,082
*   Unifi, Inc............................................. 122,280   3,305,228
#*  Universal Electronics, Inc............................. 145,146  11,225,592
#   Universal Technical Institute, Inc..................... 116,168     275,318
*   Urban Outfitters, Inc.................................. 279,225   8,348,827
*   US Auto Parts Network, Inc............................. 117,086     478,882

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Consumer Discretionary -- (Continued)
    Vail Resorts, Inc.................................    58,258 $    8,334,972
#*  Vera Bradley, Inc.................................   296,096      4,311,158
#*  Vince Holding Corp................................    66,800        334,000
*   Vista Outdoor, Inc................................   400,699     20,054,985
    Visteon Corp......................................   317,708     22,268,154
#*  Vitamin Shoppe, Inc...............................   247,209      7,233,335
*   VOXX International Corp...........................   176,512        467,757
*   Walking Co. Holdings, Inc. (The)..................       214          1,006
*   WCI Communities, Inc..............................    34,840        586,357
#   Wendy's Co. (The)................................. 2,676,546     25,855,434
#*  West Marine, Inc..................................   187,724      1,644,462
#   Weyco Group, Inc..................................    50,631      1,414,630
#*  William Lyon Homes Class A........................    87,214      1,513,163
#   Winmark Corp......................................    31,549      3,172,883
#   Winnebago Industries, Inc.........................   255,853      6,079,067
#   Wolverine World Wide, Inc.........................   840,763     20,590,286
    World Wrestling Entertainment, Inc. Class A.......    14,400        284,400
#*  ZAGG, Inc.........................................   272,083      1,722,285
#*  Zumiez, Inc.......................................   212,427      3,607,010
                                                                 --------------
Total Consumer Discretionary..........................            2,211,991,423
                                                                 --------------
Consumer Staples -- (3.7%)
#   Alico, Inc........................................    34,500      1,020,510
#*  Alliance One International, Inc...................    47,766        826,352
    Andersons, Inc. (The).............................   217,308      8,036,050
#   Avon Products, Inc................................ 1,771,825      7,211,328
#   B&G Foods, Inc....................................   607,645     31,348,406
#*  Boston Beer Co., Inc. (The) Class A...............    89,369     16,343,803
*   Bridgford Foods Corp..............................    17,169        235,215
#   Cal-Maine Foods, Inc..............................   414,738     17,377,522
#   Calavo Growers, Inc...............................   172,462     11,344,550
*   CCA Industries, Inc...............................    16,064         51,324
#*  Central Garden & Pet Co...........................    72,166      1,750,747
*   Central Garden & Pet Co. Class A..................   293,279      6,683,828
#*  Chefs' Warehouse, Inc. (The)......................   196,618      3,175,381
#   Coca-Cola Bottling Co. Consolidated...............    69,288      9,867,304
#*  Coffee Holding Co., Inc...........................    11,600         66,584
#*  Craft Brew Alliance, Inc..........................   122,442      1,437,469
*   Darling Ingredients, Inc.......................... 1,074,192     16,950,750
#   Dean Foods Co.....................................   884,680     16,331,193
*   Elizabeth Arden, Inc..............................     3,604         50,096
#   Energizer Holdings, Inc...........................   421,468     21,718,246
#*  Farmer Brothers Co................................   133,212      4,085,612
#*  Female Health Co. (The)...........................     5,680          7,157
#   Fresh Del Monte Produce, Inc......................   402,663     22,891,392
*   Glacier Water Services, Inc.......................     3,200         38,384
    Golden Enterprises, Inc...........................    32,785        388,502
*   HRG Group, Inc....................................   794,347     11,827,827
#   Ingles Markets, Inc. Class A......................   129,628      5,033,455
    Inter Parfums, Inc................................   267,485      8,703,962
#*  Inventure Foods, Inc..............................    79,478        685,100
#   J&J Snack Foods Corp..............................   175,432     21,334,286
#   John B. Sanfilippo & Son, Inc.....................    67,233      3,137,764

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Consumer Staples -- (Continued)
#   Lancaster Colony Corp...............................   229,357 $ 29,807,236
#*  Landec Corp.........................................   223,855    2,574,332
#*  Lifevantage Corp....................................    20,609      288,320
#*  Lifeway Foods, Inc..................................    50,414      503,636
#   Limoneira Co........................................    16,918      299,279
#*  Mannatech, Inc......................................     6,854      125,154
#   Medifast, Inc.......................................   141,046    4,967,640
#   MGP Ingredients, Inc................................   154,790    6,655,970
#*  National Beverage Corp..............................   316,530   18,156,161
*   Natural Alternatives International, Inc.............    41,845      446,068
#*  Natural Grocers by Vitamin Cottage, Inc.............    75,396    1,032,171
#   Natural Health Trends Corp..........................     7,491      251,623
#   Nature's Sunshine Products, Inc.....................    41,252      486,774
    Nu Skin Enterprises, Inc. Class A...................   308,344   16,465,570
*   Nutraceutical International Corp....................    50,974    1,306,973
    Oil-Dri Corp. of America............................    29,035    1,087,361
#*  Omega Protein Corp..................................   151,101    3,402,795
#   Orchids Paper Products Co...........................    71,828    2,205,838
#*  Post Holdings, Inc..................................   353,361   30,625,798
#   PriceSmart, Inc.....................................   285,971   22,271,421
*   Primo Water Corp....................................   135,227    1,620,019
*   Revlon, Inc. Class A................................   309,374   10,979,683
    Rocky Mountain Chocolate Factory, Inc...............    29,081      308,549
#   Sanderson Farms, Inc................................   201,153   17,618,991
#*  Seaboard Corp.......................................     1,722    5,045,460
#*  Seneca Foods Corp. Class A..........................    42,267    1,655,598
*   Seneca Foods Corp. Class B..........................     2,794      114,554
*   Smart & Final Stores, Inc...........................     4,153       57,270
#   Snyder's-Lance, Inc.................................   822,391   28,175,116
    SpartanNash Co......................................   291,217    9,173,335
*   SUPERVALU, Inc...................................... 2,038,673    9,948,724
*   Tofutti Brands, Inc.................................    19,440       53,460
#   Tootsie Roll Industries, Inc........................   184,411    6,847,180
#*  TreeHouse Foods, Inc................................    30,484    3,145,644
#*  United Natural Foods, Inc...........................   225,594   11,275,188
#   United-Guardian, Inc................................    19,179      271,958
#   Universal Corp......................................   157,743    9,355,737
#*  USANA Health Sciences, Inc..........................    82,377   11,312,010
#   Vector Group, Ltd................................... 1,184,151   26,157,896
    Village Super Market, Inc. Class A..................    49,409    1,563,301
#   WD-40 Co............................................   139,616   16,053,048
    Weis Markets, Inc...................................   124,551    6,435,550
                                                                   ------------
Total Consumer Staples..................................            570,088,490
                                                                   ------------
Energy -- (3.0%)
#*  Abraxas Petroleum Corp..............................    81,888       94,990
    Adams Resources & Energy, Inc.......................    19,183      580,669
#   Alon USA Energy, Inc................................   505,286    3,572,372
#*  Approach Resources, Inc.............................     6,605       10,964
    Archrock, Inc.......................................   503,197    4,483,485
#   Atwood Oceanics, Inc................................   125,061    1,335,651
*   Barnwell Industries, Inc............................    32,713       48,742
#*  Basic Energy Services, Inc..........................   292,186      204,530

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Energy -- (Continued)
#*  Bill Barrett Corp....................................   280,098 $ 1,672,185
#*  Bonanza Creek Energy, Inc............................   239,325     192,202
#   Bristow Group, Inc...................................   244,764   2,645,899
#   California Resources Corp............................    27,126     278,313
#*  Callon Petroleum Co..................................   679,682   7,741,578
#   CARBO Ceramics, Inc..................................   115,466   1,628,071
#*  Carrizo Oil & Gas, Inc...............................   513,945  16,857,396
#*  Clayton Williams Energy, Inc.........................    81,264   3,064,465
*   Clean Energy Fuels Corp..............................   436,074   1,303,861
#*  Cloud Peak Energy, Inc...............................   385,774   1,315,489
    CONSOL Energy, Inc...................................    43,483     842,701
*   Contango Oil & Gas Co................................   131,680   1,215,406
#   CVR Energy, Inc......................................     3,747      55,456
*   Dawson Geophysical Co................................   110,816     825,579
    Delek US Holdings, Inc...............................   462,120   5,785,742
#   DHT Holdings, Inc....................................   753,635   3,511,939
    Diamond Offshore Drilling, Inc.......................   131,952   2,997,949
#*  Dorian LPG, Ltd......................................    13,891      85,707
#*  Dril-Quip, Inc.......................................   382,950  20,843,968
*   ENGlobal Corp........................................    92,274     136,566
#   EnLink Midstream LLC.................................   151,741   2,341,364
#*  EP Energy Corp. Class A..............................    10,135      42,263
#*  Era Group, Inc.......................................   117,020   1,027,436
#   Evolution Petroleum Corp.............................    59,214     322,716
*   Exterran Corp........................................   254,942   3,242,862
*   Fairmount Santrol Holdings, Inc......................     7,880      53,978
#*  Forum Energy Technologies, Inc.......................   203,049   3,315,790
#   Frank's International NV.............................    72,762     896,428
#   GasLog, Ltd..........................................   469,120   6,272,134
#*  Gastar Exploration, Inc..............................   389,165     356,436
#*  Geospace Technologies Corp...........................    78,516   1,295,514
#   Green Plains, Inc....................................   285,144   6,467,066
#   Gulf Island Fabrication, Inc.........................    87,845     743,169
#*  Gulfmark Offshore, Inc. Class A......................   173,565     503,339
#*  Gulfport Energy Corp.................................   210,309   6,117,889
#   Hallador Energy Co...................................     2,600      14,066
#*  Harvest Natural Resources, Inc.......................    15,058       8,734
#*  Helix Energy Solutions Group, Inc....................   871,011   6,915,827
#*  HKN, Inc.............................................     2,360      33,925
#*  Hornbeck Offshore Services, Inc......................   242,442   1,934,687
#*  ION Geophysical Corp.................................    66,679     334,062
*   Jones Energy, Inc. Class A...........................    17,860      66,082
#*  Kosmos Energy, Ltd...................................   337,702   1,874,246
*   Laredo Petroleum, Inc................................   221,717   2,221,604
#*  Matador Resources Co.................................   528,448  11,144,968
*   Matrix Service Co....................................   257,240   4,262,467
#*  McDermott International, Inc.........................   778,037   4,030,232
*   Memorial Resource Development Corp...................   183,270   2,745,385
*   Mexco Energy Corp....................................       252         722
*   Mitcham Industries, Inc..............................   103,000     346,080
#   Nabors Industries, Ltd............................... 1,061,429   9,552,861
*   Natural Gas Services Group, Inc......................    77,372   1,942,811
#*  Newpark Resources, Inc...............................   624,197   3,944,925

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Energy -- (Continued)
#            Noble Corp. P.L.C........................... 1,146,282 $ 8,459,561
#*           Nordic American Offshore, Ltd...............        27         116
#            Nordic American Tankers, Ltd................     3,153      38,782
#*           Northern Oil and Gas, Inc...................   385,475   1,526,481
#*           Oasis Petroleum, Inc........................   117,580     893,608
#            Oceaneering International, Inc..............    77,999   2,174,612
#*           Oil States International, Inc...............   246,272   7,614,730
#            Overseas Shipholding Group, Inc. Class A....    18,421     235,605
#            Panhandle Oil and Gas, Inc. Class A.........   112,382   1,838,570
#*           Par Pacific Holdings, Inc...................    53,841     807,615
#*           Parker Drilling Co..........................   769,253   1,592,354
*            Parsley Energy, Inc. Class A................ 1,036,429  29,548,591
#            Patterson-UTI Energy, Inc................... 1,368,035  26,526,199
#            PBF Energy, Inc. Class A....................   827,296  18,481,793
*            PDC Energy, Inc.............................   434,563  23,801,016
#*           PetroQuest Energy, Inc......................    51,404     166,035
#*           PHI, Inc. Non-voting........................    60,651   1,171,777
#*           PHI, Inc. Voting............................     4,419      85,883
#*           Pioneer Energy Services Corp................   392,530   1,236,470
             QEP Resources, Inc..........................   346,553   6,307,265
#*           Renewable Energy Group, Inc.................   352,967   3,441,428
#*           REX American Resources Corp.................    52,925   3,482,465
*            Rice Energy, Inc............................   478,059  11,148,336
#*           RigNet, Inc.................................    84,594   1,010,898
*            Ring Energy, Inc............................    18,080     143,555
#            Rowan Cos. P.L.C. Class A................... 1,066,685  16,256,279
#*           RPC, Inc.................................... 1,202,630  17,426,109
#*           RSP Permian, Inc............................   565,722  20,337,706
#            Scorpio Tankers, Inc........................ 1,396,700   6,648,292
#*           SEACOR Holdings, Inc........................   121,308   6,856,328
             SemGroup Corp. Class A......................   287,838   8,335,788
#            Ship Finance International, Ltd.............   505,087   7,626,814
#            SM Energy Co................................   126,812   3,440,410
#            Superior Energy Services, Inc............... 1,014,809  16,206,500
#*           Synergy Resources Corp......................   961,013   6,256,195
(degrees)#*  Syntroleum Corp.............................    12,079      13,690
#            Teekay Corp.................................    67,420     418,004
#            Teekay Tankers, Ltd. Class A................   365,932   1,079,499
#            Tesco Corp..................................   304,407   2,012,130
#*           TETRA Technologies, Inc.....................   811,259   4,875,667
#            Tidewater, Inc..............................   102,203     436,407
#*           Triangle Petroleum Corp.....................    74,528      15,986
#*           Unit Corp...................................   110,095   1,376,188
#            US Silica Holdings, Inc.....................   375,734  12,951,551
#*           Vaalco Energy, Inc..........................   392,770     334,247
#*           W&T Offshore, Inc...........................   128,608     255,930
             Western Refining, Inc.......................   118,744   2,475,812
*            Westmoreland Coal Co........................     1,288      12,300
*            Whiting Petroleum Corp......................     1,600      11,792
*            Willbros Group, Inc.........................   297,653     610,189
             World Fuel Services Corp....................    38,413   1,828,459

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Energy -- (Continued)
#*  WPX Energy, Inc.....................................   584,269 $  5,836,847
                                                                   ------------
Total Energy............................................            463,372,807
                                                                   ------------
Financials -- (15.8%)
#*  1st Constitution Bancorp............................     2,150       26,682
    1st Source Corp.....................................   203,359    6,834,896
    A-Mark Precious Metals, Inc.........................    55,552      947,717
#   Access National Corp................................    47,505    1,056,036
    Alexander & Baldwin, Inc............................   449,875   17,725,075
    Allied World Assurance Co. Holdings AG..............   150,469    6,167,724
#*  Altisource Asset Management Corp....................    10,475      134,708
#*  Altisource Portfolio Solutions SA...................   122,938    2,859,538
#*  Ambac Financial Group, Inc..........................   334,130    6,074,483
#   American Equity Investment Life Holding Co..........   671,803   10,701,822
*   American Independence Corp..........................     1,537       37,964
#   American National Bankshares, Inc...................    29,358      770,941
#   American National Insurance Co......................    47,063    5,381,654
*   American River Bankshares...........................     7,326       74,798
#   Ameris Bancorp......................................   325,392   10,789,999
    AMERISAFE, Inc......................................   186,360   10,907,651
    AmeriServ Financial, Inc............................   278,158      865,071
    Argo Group International Holdings, Ltd..............   163,724    8,495,638
#   Arrow Financial Corp................................    58,760    1,856,228
#   Artisan Partners Asset Management, Inc. Class A.....   360,850   10,089,366
    Aspen Insurance Holdings, Ltd.......................   563,999   25,921,394
#   Associated Banc-Corp................................ 1,377,926   25,629,424
    Associated Capital Group, Inc. Class A..............    26,763      799,946
*   Asta Funding, Inc...................................    48,697      525,928
    Astoria Financial Corp..............................   838,802   12,305,225
    Atlantic American Corp..............................    20,640       83,386
*   Atlantic Coast Financial Corp.......................     7,829       46,974
*   Atlanticus Holdings Corp............................    73,372      219,382
#*  Atlas Financial Holdings, Inc.......................    37,419      643,981
    Auburn National Bancorporation, Inc.................     2,786       78,342
#*  AV Homes, Inc.......................................    62,164      890,188
    Baldwin & Lyons, Inc. Class A.......................     1,471       36,444
    Baldwin & Lyons, Inc. Class B.......................    33,439      885,799
#   Banc of California, Inc.............................   395,470    8,771,525
    BancFirst Corp......................................    85,375    5,598,039
#*  Bancorp, Inc. (The).................................   292,523    1,550,372
#   BancorpSouth, Inc...................................   881,880   21,006,382
    Bank Mutual Corp....................................   254,917    1,947,566
    Bank of Commerce Holdings...........................     8,400       55,272
#   Bank of Hawaii Corp.................................   414,146   28,542,942
#   Bank of Marin Bancorp...............................     4,063      201,444
#   Bank of the Ozarks, Inc.............................   393,611   14,166,060
#   BankFinancial Corp..................................   123,445    1,506,029
#   BankUnited, Inc.....................................   127,607    3,830,762
#   Banner Corp.........................................   259,206   10,819,258
#   Bar Harbor Bankshares...............................    19,429      712,656
*   BBX Capital Corp. Class A...........................    16,551      320,096
#   BCB Bancorp, Inc....................................    23,588      249,325
    Bear State Financial, Inc...........................    12,672      120,891

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
#   Beneficial Bancorp, Inc..............................   637,867 $ 8,649,477
    Berkshire Bancorp, Inc...............................    10,144      79,174
    Berkshire Hills Bancorp, Inc.........................   251,778   6,639,386
#   BGC Partners, Inc. Class A........................... 2,237,159  19,843,600
#   Blue Hills Bancorp, Inc..............................    14,359     204,616
#   BNC Bancorp..........................................   139,051   3,373,377
#*  BofI Holding, Inc....................................   515,900   8,677,438
    Boston Private Financial Holdings, Inc...............   808,032   9,793,348
#   Bridge Bancorp, Inc..................................    26,230     763,555
    Brookline Bancorp, Inc...............................   616,794   7,025,284
    Bryn Mawr Bank Corp..................................   141,612   4,153,480
#*  BSB Bancorp, Inc.....................................     1,388      31,924
    C&F Financial Corp...................................     1,705      77,901
#   Calamos Asset Management, Inc. Class A...............   141,339     983,719
    California First National Bancorp....................    14,701     213,753
#   Camden National Corp.................................    66,124   2,875,072
#   Capital Bank Financial Corp. Class A.................   209,333   6,256,963
#   Capital City Bank Group, Inc.........................    56,836     813,323
#   Capitol Federal Financial, Inc....................... 1,308,762  18,545,158
    Cardinal Financial Corp..............................   305,225   7,862,596
*   Cascade Bancorp......................................   186,271   1,050,568
    Cash America International, Inc......................   236,809  10,147,266
    Cathay General Bancorp...............................   767,419  23,007,222
    CenterState Banks, Inc...............................   388,788   6,477,208
    Central Pacific Financial Corp.......................   216,876   5,319,968
    Central Valley Community Bancorp.....................     1,800      26,910
#   Century Bancorp, Inc. Class A........................     5,255     229,433
    Charter Financial Corp...............................    58,653     764,835
    Chemical Financial Corp..............................   341,361  14,125,518
    Chicopee Bancorp, Inc................................     9,906     186,035
#   Citizens & Northern Corp.............................    26,499     564,694
#   Citizens Community Bancorp, Inc......................     1,592      16,143
    Citizens First Corp..................................       400       6,008
    Citizens Holding Co..................................     2,717      60,100
#*  Citizens, Inc........................................   204,804   1,710,113
#   City Holding Co......................................   126,440   5,904,748
#*  CKX Lands, Inc.......................................     5,107      57,607
#   Clifton Bancorp, Inc.................................   179,670   2,691,457
#   CNB Financial Corp...................................    31,585     582,743
    CNO Financial Group, Inc.............................   874,769  15,194,738
#   CoBiz Financial, Inc.................................   354,136   4,373,580
    Codorus Valley Bancorp, Inc..........................     3,919      83,122
    Cohen & Steers, Inc..................................   147,414   6,353,543
*   Colony Bankcorp, Inc.................................    10,672     102,878
#   Columbia Banking System, Inc.........................   542,960  16,462,547
#   Community Bank System, Inc...........................   412,093  18,185,664
    Community Trust Bancorp, Inc.........................   129,848   4,516,113
    Community West Bancshares............................     6,650      50,274
*   CommunityOne Bancorp.................................     1,803      23,475
    ConnectOne Bancorp, Inc..............................   144,325   2,440,536
#   Consolidated-Tomoka Land Co..........................    20,845   1,019,946
#*  Consumer Portfolio Services, Inc.....................   211,161     895,323
#*  Cowen Group, Inc. Class A............................   457,495   1,427,384

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
    Crawford & Co. Class A...............................    95,513 $   854,841
#   Crawford & Co. Class B...............................    70,978     779,338
#*  Credit Acceptance Corp...............................     2,146     387,718
#*  CU Bancorp...........................................    21,789     517,707
#*  Customers Bancorp, Inc...............................   229,923   5,918,218
#   CVB Financial Corp................................... 1,054,349  17,344,041
#   Diamond Hill Investment Group, Inc...................     1,796     343,018
#   Dime Community Bancshares, Inc.......................   351,675   6,083,977
#   Donegal Group, Inc. Class A..........................    92,732   1,499,476
    Donegal Group, Inc. Class B..........................     5,267      83,956
    Eagle Bancorp Montana, Inc...........................       225       3,008
#*  Eagle Bancorp, Inc...................................   302,101  15,573,307
#   Eastern Virginia Bankshares, Inc.....................       590       4,443
#*  eHealth, Inc.........................................   124,822   1,192,050
    EMC Insurance Group, Inc.............................    94,852   2,630,246
#*  Emergent Capital, Inc................................     3,952      14,662
    Employers Holdings, Inc..............................   283,437   8,083,623
#*  Encore Capital Group, Inc............................   218,812   5,341,201
    Endurance Specialty Holdings, Ltd....................   276,092  18,672,102
#*  Enova International, Inc.............................   206,739   1,879,258
#*  Enstar Group, Ltd....................................    65,654  10,937,300
#   Enterprise Bancorp, Inc..............................    10,501     248,559
    Enterprise Financial Services Corp...................   145,780   4,192,633
    ESSA Bancorp, Inc....................................    45,988     651,190
    Evans Bancorp, Inc...................................     3,162      80,599
    EverBank Financial Corp..............................   896,552  16,102,074
#   Evercore Partners, Inc. Class A......................   382,396  19,376,005
#*  Ezcorp, Inc. Class A.................................   298,164   2,701,366
#   Farmers Capital Bank Corp............................    13,926     411,374
    Farmers National Banc Corp...........................    13,404     128,008
    FBL Financial Group, Inc. Class A....................   111,746   6,969,598
*   FCB Financial Holdings, Inc. Class A.................   125,870   4,401,674
    Federal Agricultural Mortgage Corp. Class A..........     2,089      83,790
    Federal Agricultural Mortgage Corp. Class C..........    64,900   2,494,107
    Federated Investors, Inc. Class B....................   696,771  21,997,060
    Federated National Holding Co........................   132,655   2,779,122
#   Fidelity & Guaranty Life.............................     8,299     181,416
    Fidelity Southern Corp...............................   166,673   2,868,442
#   Financial Engines, Inc...............................    72,377   1,910,029
    Financial Institutions, Inc..........................   103,072   2,772,637
*   First Acceptance Corp................................    13,967      21,230
    First American Financial Corp........................   383,928  16,052,030
#*  First BanCorp(318672706).............................   598,944   2,749,153
#   First Bancorp(318910106).............................    93,912   1,758,033
#   First Bancorp, Inc...................................    38,531     849,609
    First Bancshares, Inc. (The).........................       921      16,164
    First Busey Corp.....................................   291,881   6,576,079
    First Business Financial Services, Inc...............    19,943     472,849
#   First Cash Financial Services, Inc...................   273,882  14,052,885
#   First Citizens BancShares, Inc. Class A..............    12,539   3,257,381
#   First Commonwealth Financial Corp....................   638,971   6,166,070
    First Community Bancshares, Inc......................   103,671   2,377,176
#   First Connecticut Bancorp., Inc......................    33,949     546,579

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
            First Defiance Financial Corp................    49,946 $ 2,082,249
            First Federal of Northern Michigan Bancorp,
              Inc........................................     6,698      45,613
            First Financial Bancorp......................   564,936  12,038,786
#           First Financial Bankshares, Inc..............   279,314   9,544,159
            First Financial Corp.........................    51,026   1,954,296
            First Financial Northwest, Inc...............    78,321   1,094,928
*           First Foundation, Inc........................     2,914      69,382
#           First Horizon National Corp.................. 2,034,718  29,625,494
#           First Interstate BancSystem, Inc. Class A....   201,946   5,864,512
#*          First Marblehead Corp. (The).................    12,935      64,416
            First Merchants Corp.........................   286,928   7,517,514
            First Midwest Bancorp, Inc...................   750,606  14,013,814
*           First NBC Bank Holding Co....................   121,723   2,316,389
            First Niagara Financial Group, Inc........... 1,905,946  19,402,530
#           First of Long Island Corp. (The).............    29,560     897,146
(degrees)*  First Place Financial Corp...................   151,301          --
            First South Bancorp, Inc.....................    20,886     200,714
*           First United Corp............................     9,289      92,890
            FirstMerit Corp..............................   929,863  19,740,991
*           Flagstar Bancorp, Inc........................   296,908   7,841,340
            Flushing Financial Corp......................   246,477   5,498,902
#           FNB Corp..................................... 2,087,948  24,950,979
#*          FNFV Group...................................     5,196      61,988
#*          Forestar Group, Inc..........................   319,358   3,921,716
#*          FRP Holdings, Inc............................    39,780   1,447,196
            Fulton Financial Corp........................ 1,692,369  23,100,837
            Gain Capital Holdings, Inc...................   342,376   2,300,767
            GAINSCO, Inc.................................       220       2,948
            GAMCO Investors, Inc. Class A................    28,738     981,115
#*          Genworth Financial, Inc. Class A.............    25,706      73,519
#           German American Bancorp, Inc.................    62,735   2,132,990
#           Glacier Bancorp, Inc.........................   732,875  20,212,692
*           Global Indemnity P.L.C.......................    67,952   2,040,599
            Gouverneur Bancorp, Inc......................     1,695      26,442
#           Great Southern Bancorp, Inc..................    94,138   3,690,210
            Great Western Bancorp, Inc...................     5,328     176,730
*           Green Bancorp, Inc...........................     1,500      14,670
#*          Green Dot Corp. Class A......................   497,617  12,042,331
#           Greenhill & Co., Inc.........................   221,295   4,388,280
#*          Greenlight Capital Re, Ltd. Class A..........   290,997   6,003,268
            Griffin Industrial Realty, Inc...............    20,710     666,655
            Guaranty Bancorp.............................   107,363   1,811,214
            Guaranty Federal Bancshares, Inc.............     2,800      45,136
*           Hallmark Financial Services, Inc.............   128,078   1,358,908
#*          Hampton Roads Bankshares, Inc................     3,123       6,402
#           Hancock Holding Co...........................   728,845  21,129,217
            Hanmi Financial Corp.........................   307,773   7,546,594
            Hanover Insurance Group, Inc. (The)..........   334,899  27,575,584
            Hawthorn Bancshares, Inc.....................       816      11,367
#           HCI Group, Inc...............................   102,386   3,087,962
            Heartland Financial USA, Inc.................   121,207   4,450,721
            Heritage Commerce Corp.......................   152,772   1,601,051
#           Heritage Financial Corp......................   166,731   2,911,123

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
#   Heritage Insurance Holdings, Inc.....................    77,189 $   956,372
#   Heritage Oaks Bancorp................................    12,382     100,789
    HFF, Inc. Class A....................................   357,058  10,072,606
#*  Hilltop Holdings, Inc................................   880,606  19,179,599
#   Hingham Institution for Savings......................     4,073     533,563
*   HMN Financial, Inc...................................    31,110     428,074
    Home Bancorp, Inc....................................       921      26,654
#   Home BancShares, Inc................................. 1,353,900  28,255,893
*   HomeStreet, Inc......................................   153,301   3,418,612
*   HomeTrust Bancshares, Inc............................    48,654     894,261
    Hope Bancorp, Inc....................................   701,780  10,786,359
#   HopFed Bancorp, Inc..................................     7,872      89,662
    Horace Mann Educators Corp...........................   280,386   9,583,593
#   Horizon Bancorp......................................    30,571     841,314
    Iberiabank Corp......................................   387,269  24,192,694
#*  Impac Mortgage Holdings, Inc.........................     2,000      34,700
#   Independence Holding Co..............................    78,440   1,365,640
    Independent Bank Corp.(453836108)....................   243,777  12,240,043
    Independent Bank Corp.(453838609)....................    28,411     436,961
#   Independent Bank Group, Inc..........................    25,558   1,080,081
#   Infinity Property & Casualty Corp....................    47,615   3,906,335
#   Interactive Brokers Group, Inc. Class A..............   611,896  21,318,457
#*  InterGroup Corp. (The)...............................     1,860      44,659
#   International Bancshares Corp........................   537,173  14,729,284
#*  INTL. FCStone, Inc...................................   171,648   5,001,823
#   Investment Technology Group, Inc.....................   157,325   2,627,327
    Investors Title Co...................................     5,690     571,845
#   James River Group Holdings, Ltd......................     9,870     332,224
#   Janus Capital Group, Inc.............................   466,551   7,044,920
#*  JW Mays, Inc.........................................       200       9,350
*   KCG Holdings, Inc. Class A...........................   446,901   6,761,612
    Kearny Financial Corp................................   439,697   5,724,855
#   Kemper Corp..........................................   412,528  14,137,335
#   Kennedy-Wilson Holdings, Inc.........................   838,294  17,646,089
#   Kentucky First Federal Bancorp.......................    11,174      92,297
    Kingstone Cos., Inc..................................     7,444      65,135
#*  Ladenburg Thalmann Financial Services, Inc...........   497,725   1,214,449
    Lake Shore Bancorp, Inc..............................       537       7,174
    Lake Sunapee Bank Group..............................     8,785     161,995
    Lakeland Bancorp, Inc................................   209,832   2,499,099
#   Lakeland Financial Corp..............................   155,950   8,008,032
    Landmark Bancorp, Inc................................     4,896     126,072
    LegacyTexas Financial Group, Inc.....................   398,259  11,358,347
#*  LendingTree, Inc.....................................   116,470  11,761,141
    Macatawa Bank Corp...................................   167,571   1,298,675
#   Mackinac Financial Corp..............................    37,317     434,743
*   Magyar Bancorp, Inc..................................     1,800      17,604
#   Maiden Holdings, Ltd.................................   663,594   9,270,408
#   MainSource Financial Group, Inc......................   175,533   3,909,120
*   Malvern Bancorp, Inc.................................     2,604      40,779
#   Manning & Napier, Inc................................    94,881     739,123
#*  Marcus & Millichap, Inc..............................   113,946   3,052,613
    MarketAxess Holdings, Inc............................   284,264  45,954,118

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
    Marlin Business Services Corp........................    75,503 $ 1,386,235
*   Maui Land & Pineapple Co., Inc.......................    16,899     114,068
#   MB Financial, Inc....................................   692,596  26,588,760
#*  MBIA, Inc............................................ 1,272,469  10,739,638
    MBT Financial Corp...................................    41,340     371,647
    Mercantile Bank Corp.................................    60,927   1,534,142
#   Merchants Bancshares, Inc............................    30,722     976,345
#   Mercury General Corp.................................   506,220  28,029,401
    Meridian Bancorp, Inc................................   345,019   5,071,779
    Meta Financial Group, Inc............................    58,825   3,217,139
#*  MGIC Investment Corp.................................   734,491   5,280,990
    Mid Penn Bancorp, Inc................................     2,649      43,841
#   MidSouth Bancorp, Inc................................    41,163     432,623
#   MidWestOne Financial Group, Inc......................     3,354      97,098
#   Moelis & Co. Class A.................................   143,208   3,564,447
    Morningstar, Inc.....................................    20,682   1,749,284
#*  MSB Financial Corp...................................     1,139      14,921
    MutualFirst Financial, Inc...........................    10,911     313,473
#   National Bank Holdings Corp. Class A.................   233,316   4,673,319
    National General Holdings Corp.......................   377,065   7,778,851
    National Interstate Corp.............................   128,668   4,172,703
#   National Western Life Group, Inc. Class A............     4,334     819,733
#*  Nationstar Mortgage Holdings, Inc....................    30,257     382,146
    Navigators Group, Inc. (The).........................    86,459   8,098,615
#   NBT Bancorp, Inc.....................................   358,879  10,701,772
    Nelnet, Inc. Class A.................................   270,654  10,937,128
#*  NewStar Financial, Inc...............................   208,294   2,128,765
*   Nicholas Financial, Inc..............................    23,256     248,374
*   NMI Holdings, Inc. Class A...........................   142,464     894,674
    Northeast Bancorp....................................       493       5,438
    Northeast Community Bancorp, Inc.....................    11,679      73,811
#   Northfield Bancorp, Inc..............................   451,163   6,735,864
    Northrim BanCorp, Inc................................    33,313     946,089
    NorthStar Asset Management Group, Inc................   378,324   4,486,923
#   Northwest Bancshares, Inc............................   951,446  14,186,060
#   Norwood Financial Corp...............................     1,963      55,003
    Ocean Shore Holding Co...............................     4,043      88,865
#   OceanFirst Financial Corp............................   155,661   2,935,766
    OFG Bancorp..........................................   381,130   4,043,789
    Ohio Valley Banc Corp................................     6,595     143,573
    Old Line Bancshares, Inc.............................     4,075      77,996
#   Old National Bancorp................................. 1,001,804  13,183,741
#   Old Second Bancorp, Inc..............................    66,794     504,295
#   OM Asset Management P.L.C............................    24,328     340,592
    OneBeacon Insurance Group, Ltd. Class A..............   205,661   2,881,311
#   Oppenheimer Holdings, Inc. Class A...................    51,296     807,399
#   Opus Bank............................................   106,946   3,452,217
    Oritani Financial Corp...............................   430,334   6,980,017
    Orrstown Financial Services, Inc.....................       800      15,472
    Pacific Continental Corp.............................   133,428   1,932,037
*   Pacific Mercantile Bancorp...........................    19,884     135,808
*   Pacific Premier Bancorp, Inc.........................   213,538   5,156,943
    Park National Corp...................................    69,575   6,228,354

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
    Park Sterling Corp...................................   261,380 $ 2,017,854
*   Patriot National Bancorp, Inc........................       310       4,111
#   Peapack Gladstone Financial Corp.....................    74,137   1,487,930
#   Penns Woods Bancorp, Inc.............................    17,051     722,110
*   PennyMac Financial Services, Inc. Class A............    54,126     682,529
    Peoples Bancorp of North Carolina, Inc...............     3,975      81,408
#   Peoples Bancorp, Inc.................................   104,161   2,338,414
*   PHH Corp.............................................   397,947   5,814,006
*   PICO Holdings, Inc...................................   170,541   1,719,053
#   Pinnacle Financial Partners, Inc.....................   400,467  21,268,802
*   Piper Jaffray Cos....................................    66,084   2,731,913
    Popular, Inc.........................................   537,332  18,102,715
#*  PRA Group, Inc.......................................   401,633  11,189,495
    Preferred Bank.......................................    77,925   2,545,810
    Premier Financial Bancorp, Inc.......................    30,814     549,722
#   Primerica, Inc.......................................   457,077  23,544,036
    PrivateBancorp, Inc..................................   716,638  31,675,400
    ProAssurance Corp....................................   509,459  26,318,652
#   Prosperity Bancshares, Inc...........................   113,419   5,794,577
    Provident Financial Holdings, Inc....................    51,650   1,006,658
#   Provident Financial Services, Inc....................   467,490   9,419,923
#   Prudential Bancorp, Inc..............................     8,493     121,195
    Pzena Investment Management, Inc. Class A............    94,031     739,084
#   QCR Holdings, Inc....................................    19,010     563,456
#   Radian Group, Inc....................................   436,044   5,624,968
#   RE/MAX Holdings, Inc. Class A........................   117,017   5,069,176
#*  Regional Management Corp.............................    51,078     960,266
#   Renasant Corp........................................   372,696  12,008,265
    Republic Bancorp, Inc. Class A.......................    86,678   2,583,871
*   Republic First Bancorp, Inc..........................    21,386      93,885
    Resource America, Inc. Class A.......................   125,631   1,223,646
    Riverview Bancorp, Inc...............................    40,565     190,250
#   RLI Corp.............................................   434,760  29,637,589
*   Royal Bancshares of Pennsylvania, Inc. Class A.......    16,590      39,318
#   S&T Bancorp, Inc.....................................   249,079   6,349,024
#*  Safeguard Scientifics, Inc...........................   181,129   2,340,187
    Safety Insurance Group, Inc..........................   143,665   9,151,460
    Salisbury Bancorp, Inc...............................     2,458      73,420
#   Sandy Spring Bancorp, Inc............................   189,889   5,666,288
    SB Financial Group, Inc..............................       790       8,856
*   Seacoast Banking Corp. of Florida....................   194,078   3,099,426
*   Security National Financial Corp. Class A............     1,728       9,158
*   Select Bancorp, Inc..................................     2,400      19,416
#   Selective Insurance Group, Inc.......................   439,210  17,199,464
#   ServisFirst Bancshares, Inc..........................    77,574   3,927,572
    Shore Bancshares, Inc................................    20,487     240,927
    SI Financial Group, Inc..............................     9,513     127,189
    Sierra Bancorp.......................................    60,001   1,072,818
    Silvercrest Asset Management Group, Inc. Class A.....    15,243     185,202
#   Simmons First National Corp. Class A.................   250,421  11,506,845
*   SLM Corp............................................. 1,303,261   9,370,447
#   South State Corp.....................................   222,126  16,195,207
*   Southern First Bancshares, Inc.......................     3,037      82,181

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
    Southern Missouri Bancorp, Inc.......................     2,214 $    54,044
    Southern National Bancorp of Virginia, Inc...........     1,493      19,902
#   Southside Bancshares, Inc............................   188,074   5,753,184
#   Southwest Bancorp, Inc...............................   160,373   3,114,444
    Southwest Georgia Financial Corp.....................     1,844      27,844
#*  St Joe Co. (The).....................................    47,572     876,752
#   State Auto Financial Corp............................   175,307   3,958,432
#   State Bank Financial Corp............................   131,287   2,872,560
    State National Cos., Inc.............................    41,745     455,855
#   Sterling Bancorp..................................... 1,256,689  21,225,477
#   Stewart Information Services Corp....................   219,625   9,402,146
#*  Stifel Financial Corp................................   348,738  12,327,888
#   Stock Yards Bancorp, Inc.............................   159,451   4,710,183
    Stonegate Bank.......................................    10,049     318,453
*   Stratus Properties, Inc..............................    31,354     551,517
    Suffolk Bancorp......................................    87,630   2,883,903
    Summit Financial Group, Inc..........................       561      11,024
    Summit State Bank....................................       195       2,681
#*  Sun Bancorp, Inc.....................................    66,176   1,412,196
    Sussex Bancorp.......................................    10,149     153,250
    Synovus Financial Corp...............................   326,875   9,950,075
    Talmer Bancorp, Inc. Class A.........................   232,970   4,897,029
    TCF Financial Corp................................... 1,471,837  20,002,265
#*  Tejon Ranch Co.......................................   164,489   4,321,126
#   Territorial Bancorp, Inc.............................    62,011   1,668,096
#   Teton Advisors, Inc. Class A.........................       311      13,109
#*  Texas Capital Bancshares, Inc........................   431,013  20,921,371
    TheStreet, Inc.......................................   105,930     117,582
    Timberland Bancorp, Inc..............................    76,138   1,139,786
#   Tiptree Financial, Inc. Class A......................   306,566   1,600,275
#   Tompkins Financial Corp..............................   111,029   8,076,249
    Towne Bank...........................................   127,110   2,917,174
    Trico Bancshares.....................................   178,079   4,633,616
*   Trinity Place Holdings, Inc..........................    32,297     262,575
#*  TriState Capital Holdings, Inc.......................    52,248     745,579
#   TrustCo Bank Corp. NY................................   883,964   5,860,681
#   Trustmark Corp.......................................   627,953  16,389,573
#   UMB Financial Corp...................................   476,901  26,425,084
#   Umpqua Holdings Corp.................................   341,964   5,208,112
*   Unico American Corp..................................    11,600     120,408
    Union Bankshares Corp................................   328,395   8,814,122
#   Union Bankshares, Inc................................     2,252      78,505
#   United Bancshares, Inc...............................       900      16,884
#   United Bankshares, Inc...............................   667,254  25,555,828
    United Community Banks, Inc..........................   621,018  11,948,386
    United Community Financial Corp......................   486,140   3,227,970
    United Financial Bancorp, Inc........................   411,060   5,405,439
#   United Fire Group, Inc...............................   108,500   4,557,000
#   United Insurance Holdings Corp.......................   176,927   2,806,062
*   United Security Bancshares...........................    30,947     186,301
    Unity Bancorp, Inc...................................    10,437     131,715
#   Universal Insurance Holdings, Inc....................   314,070   6,827,882
    Univest Corp. of Pennsylvania........................   155,563   3,280,824

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Financials -- (Continued)
#   Valley National Bancorp........................... 2,401,012 $   21,777,179
    Value Line, Inc...................................    26,515        479,126
*   Veritex Holdings, Inc.............................       711         12,350
#   Virtus Investment Partners, Inc...................    79,829      6,728,786
    VSB Bancorp, Inc..................................     1,037         13,315
    Waddell & Reed Financial, Inc. Class A............    52,312        955,217
#*  Walker & Dunlop, Inc..............................   290,329      6,872,087
#   Washington Federal, Inc...........................   873,908     21,847,700
    Washington Trust Bancorp, Inc.....................   138,403      5,253,778
    WashingtonFirst Bankshares, Inc...................       633         15,192
    Waterstone Financial, Inc.........................   165,430      2,593,942
    Wayne Savings Bancshares, Inc.....................     2,043         26,559
#   Webster Financial Corp............................   734,800     26,423,408
    WesBanco, Inc.....................................   333,734     10,319,055
#   West Bancorporation, Inc..........................    82,508      1,567,652
#   Westamerica Bancorporation........................   202,153      9,509,277
*   Western Alliance Bancorp..........................   778,492     26,492,083
    Westfield Financial, Inc..........................   121,101        953,065
#   Westwood Holdings Group, Inc......................    45,482      2,438,745
    Wilshire Bancorp, Inc.............................   663,042      7,121,071
    Wintrust Financial Corp...........................   467,882     24,704,170
#   WisdomTree Investments, Inc....................... 1,219,572     12,122,546
#*  World Acceptance Corp.............................    62,610      2,721,031
*   Wright Investors' Service Holdings, Inc...........    13,860         14,622
    WSFS Financial Corp...............................   232,957      8,197,757
    WVS Financial Corp................................     4,423         51,970
#   Yadkin Financial Corp.............................   281,067      7,080,078
#   Your Community Bankshares, Inc....................       795         29,582
                                                                 --------------
Total Financials......................................            2,422,448,271
                                                                 --------------
Health Care -- (7.4%)
#   Abaxis, Inc.......................................   208,780     10,326,259
*   Accuray, Inc......................................   159,199        872,411
#   Aceto Corp........................................   274,916      7,068,090
#*  Achillion Pharmaceuticals, Inc....................    14,181        117,419
#*  Acorda Therapeutics, Inc..........................   410,503     10,377,516
#*  Adamas Pharmaceuticals, Inc.......................    13,301        200,845
#   Adcare Health Systems, Inc........................       970          2,309
#*  Addus HomeCare Corp...............................   120,230      2,267,538
#*  Adeptus Health, Inc. Class A......................    26,897      1,198,799
#*  Air Methods Corp..................................   385,927     12,847,510
#*  Akebia Therapeutics, Inc..........................     1,782         15,949
#*  Akorn, Inc........................................   167,412      5,730,513
#*  Albany Molecular Research, Inc....................   225,352      3,254,083
*   Alere, Inc........................................   172,864      6,482,400
*   Alliance HealthCare Services, Inc.................    49,628        295,783
*   Allied Healthcare Products, Inc...................    13,770          9,023
*   Allscripts Healthcare Solutions, Inc.............. 1,873,697     26,456,602
*   Almost Family, Inc................................    90,915      3,617,508
#*  AMAG Pharmaceuticals, Inc.........................    80,578      2,137,734
#*  Amedisys, Inc.....................................   226,536     12,131,003
*   American Shared Hospital Services.................    10,189         21,397
#*  Amicus Therapeutics, Inc..........................   150,497      1,011,340

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Health Care -- (Continued)
#*  AMN Healthcare Services, Inc........................... 451,886 $19,114,778
#*  Amphastar Pharmaceuticals, Inc.........................  74,432   1,204,310
#*  Amsurg Corp............................................ 245,104  18,385,251
#   Analogic Corp.......................................... 118,615   9,966,032
*   AngioDynamics, Inc..................................... 276,143   4,581,212
*   ANI Pharmaceuticals, Inc...............................   6,827     413,716
#*  Anika Therapeutics, Inc................................ 147,126   7,344,530
#*  Aralez Pharmaceuticals, Inc............................  90,122     315,427
#*  ArQule, Inc............................................  48,652      80,762
*   Arrhythmia Research Technology, Inc....................   6,674      28,198
#*  Assembly Biosciences, Inc..............................  11,766      65,772
#   Atrion Corp............................................  10,293   4,907,702
#*  Aviragen Therapeutics, Inc.............................  24,681      33,813
#*  Bioanalytical Systems, Inc.............................   5,617       6,909
#*  BioScrip, Inc.......................................... 397,083   1,016,532
*   BioSpecifics Technologies Corp.........................  64,212   2,600,586
*   BioTelemetry, Inc...................................... 269,679   5,129,295
*   Bovie Medical Corp.....................................  49,146      90,920
#*  Brookdale Senior Living, Inc...........................  38,169     704,981
    Bruker Corp............................................  79,415   1,979,022
#*  Cambrex Corp........................................... 322,115  16,882,047
    Cantel Medical Corp.................................... 405,673  27,159,807
#*  Capital Senior Living Corp............................. 281,623   5,486,016
*   Catalent, Inc.......................................... 236,775   6,047,233
#   Catalyst Biosciences, Inc..............................   6,488       9,667
#*  Celsion Corp...........................................   7,476       9,195
*   Charles River Laboratories International, Inc.......... 287,332  25,265,103
#   Chemed Corp............................................ 170,115  25,030,721
#*  Civitas Solutions, Inc.................................  13,334     285,748
#   Computer Programs & Systems, Inc.......................  79,161   3,137,942
#*  Concert Pharmaceuticals, Inc...........................  87,748   1,008,225
#   CONMED Corp............................................ 163,245   6,634,277
#*  CorVel Corp............................................ 179,339   8,106,123
*   Cross Country Healthcare, Inc.......................... 287,658   4,205,560
#   CryoLife, Inc.......................................... 270,564   3,942,117
#*  Cumberland Pharmaceuticals, Inc........................ 140,275     662,098
#*  Cutera, Inc............................................  93,260   1,006,275
#*  Cynosure, Inc. Class A................................. 225,326  12,383,917
#*  Depomed, Inc........................................... 483,693   9,175,656
#*  Derma Sciences, Inc....................................   8,080      38,542
    Digirad Corp........................................... 125,409     734,897
#*  Diplomat Pharmacy, Inc.................................  43,025   1,545,888
*   Electromed, Inc........................................  20,315      89,386
#*  Emergent BioSolutions, Inc............................. 396,789  13,248,785
#*  Endocyte, Inc..........................................   3,082       9,801
#   Ensign Group, Inc. (The)............................... 490,209  10,539,493
*   Enzo Biochem, Inc...................................... 311,325   2,169,935
#*  Exactech, Inc..........................................  75,904   2,051,685
#*  Five Prime Therapeutics, Inc........................... 136,132   6,900,531
*   Five Star Quality Care, Inc............................ 269,050     637,648
#*  Fluidigm Corp..........................................  25,299     266,904
#*  Fortress Biotech, Inc..................................   4,900      14,847
#*  Genesis Healthcare, Inc................................ 112,217     231,167

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Health Care -- (Continued)
#*          Globus Medical, Inc. Class A................... 705,911 $16,200,657
*           Haemonetics Corp............................... 482,927  14,642,347
*           Halyard Health, Inc............................ 287,020   9,928,022
#*          Hanger, Inc.................................... 209,954   2,257,005
#*          Harvard Bioscience, Inc........................ 203,216     579,166
#*          HealthEquity, Inc..............................  48,161   1,421,713
#           HealthSouth Corp............................... 102,910   4,430,275
*           HealthStream, Inc.............................. 286,720   6,947,226
#*          Healthways, Inc................................ 323,754   5,452,017
            Hill-Rom Holdings, Inc......................... 466,585  24,929,637
*           HMS Holdings Corp.............................. 724,627  14,405,585
#*          Horizon Pharma P.L.C...........................  67,621   1,304,409
*           Icad, Inc......................................  12,751      68,983
*           ICU Medical, Inc............................... 161,416  18,846,932
#*          Idera Pharmaceuticals, Inc.....................  71,129     122,342
*           Ignyta, Inc....................................   3,300      18,183
#*          Impax Laboratories, Inc........................ 666,682  20,947,148
*           INC Research Holdings, Inc. Class A............ 247,387  11,011,195
#*          InfuSystems Holdings, Inc......................  14,909      43,982
#           Innoviva, Inc..................................   4,059      52,239
#*          Inogen, Inc.................................... 186,866  10,042,179
#*          Inovio Pharmaceuticals, Inc....................  38,851     383,848
#*          Insys Therapeutics, Inc........................ 333,854   5,224,815
*           Integer Holdings Corp.......................... 268,210   5,956,944
#*          Integra LifeSciences Holdings Corp............. 357,315  30,110,935
*           Interpace Diagnostics Group, Inc............... 127,587      38,276
#           Invacare Corp.................................. 257,777   2,969,591
*           iRadimed Corp..................................   1,100      21,296
*           IRIDEX Corp....................................  50,265     814,796
*           Juniper Pharmaceuticals, Inc...................  21,455     161,771
*           Karyopharm Therapeutics, Inc...................   2,200      16,236
            Kewaunee Scientific Corp.......................  10,935     221,434
#           Kindred Healthcare, Inc........................ 652,689   8,001,967
#           Landauer, Inc..................................  77,232   3,222,119
#*          Lannett Co., Inc............................... 281,152   8,777,565
            LeMaitre Vascular, Inc......................... 174,841   3,007,265
*           LHC Group, Inc................................. 167,133   7,564,440
#*          LifePoint Health, Inc.......................... 409,220  24,217,640
#*          Ligand Pharmaceuticals, Inc.................... 121,772  16,424,607
#*          Lipocine, Inc..................................  81,521     300,812
*           LivaNova P.L.C................................. 229,753  11,958,644
*           Luminex Corp................................... 396,334   8,493,438
*           Magellan Health, Inc........................... 217,726  14,907,699
*           Masimo Corp.................................... 498,536  26,407,452
(degrees)*  Medcath Corp...................................  65,962          --
#*          Medicines Co. (The)............................ 594,163  23,237,715
#*          MediciNova, Inc................................  25,896     160,555
#           Meridian Bioscience, Inc....................... 404,807   7,837,064
*           Merit Medical Systems, Inc..................... 405,951   9,515,491
#*          MiMedx Group, Inc..............................   3,062      22,934
*           Misonix, Inc...................................  86,409     514,134
#*          Molina Healthcare, Inc......................... 375,014  21,304,545
#*          Momenta Pharmaceuticals, Inc................... 301,890   3,399,281

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Health Care -- (Continued)
#*  Myriad Genetics, Inc.................................   687,063 $21,285,212
    National HealthCare Corp.............................    51,471   3,325,027
#   National Research Corp. Class A......................    89,260   1,340,685
    National Research Corp. Class B......................    14,736     486,877
#*  Natus Medical, Inc...................................   310,396  12,207,875
#*  Neogen Corp..........................................   346,103  19,087,580
#*  NeoGenomics, Inc.....................................     7,000      61,040
#*  NewLink Genetics Corp................................    13,286     140,566
#*  Nobilis Health Corp..................................     2,882       8,214
#*  NuVasive, Inc........................................   480,934  29,914,095
#*  Nuvectra Corp........................................    89,403     590,954
#*  Ocera Therapeutics, Inc..............................     9,700      25,220
#*  Ohr Pharmaceutical, Inc..............................    18,870      51,515
#*  Omnicell, Inc........................................   346,185  13,390,436
*   OraSure Technologies, Inc............................   362,874   2,474,801
*   Orthofix International NV............................   182,092   8,631,161
#   Owens & Minor, Inc...................................   626,078  22,357,245
#*  Pain Therapeutics, Inc...............................   180,255     486,689
#*  PAREXEL International Corp...........................   366,317  24,488,291
    PDL BioPharma, Inc...................................   694,501   2,444,644
*   PharMerica Corp......................................   265,144   7,042,225
#   Phibro Animal Health Corp. Class A...................   141,853   2,926,427
#*  Prestige Brands Holdings, Inc........................   528,257  28,261,749
#*  Progenics Pharmaceuticals, Inc.......................    74,483     435,726
*   ProPhase Labs, Inc...................................    15,982      24,772
#*  Providence Service Corp. (The).......................   144,562   6,992,464
    Psychemedics Corp....................................     6,901     128,428
#   Quality Systems, Inc.................................   584,693   7,180,030
#*  Quidel Corp..........................................   275,904   6,290,611
#*  RadNet, Inc..........................................   405,136   2,434,867
#*  Repligen Corp........................................   240,109   6,867,117
#*  Retrophin, Inc.......................................    16,721     299,808
#*  Rigel Pharmaceuticals, Inc...........................   407,140     932,351
*   RTI Surgical, Inc....................................   482,946   1,569,574
#*  Sagent Pharmaceuticals, Inc..........................   238,098   5,164,346
*   SciClone Pharmaceuticals, Inc........................   494,301   5,219,819
#*  SeaSpine Holdings Corp...............................    90,390     869,552
#*  Select Medical Holdings Corp......................... 1,045,402  12,022,123
    Simulations Plus, Inc................................    81,545     653,175
    Span-America Medical Systems, Inc....................    12,193     214,841
#*  Spectrum Pharmaceuticals, Inc........................   335,144   2,302,439
#*  Stemline Therapeutics, Inc...........................     3,986      29,496
#*  Sucampo Pharmaceuticals, Inc. Class A................   453,330   5,326,627
#*  Supernus Pharmaceuticals, Inc........................   389,825   8,661,911
#*  Surgical Care Affiliates, Inc........................   381,512  19,842,439
*   Surmodics, Inc.......................................   122,107   3,349,395
#*  Tenax Therapeutics, Inc..............................     3,212       7,902
#*  Tenet Healthcare Corp................................   501,405  15,348,007
#*  Theravance Biopharma, Inc............................     9,360     238,774
#*  Tonix Pharmaceuticals Holding Corp...................    29,344      60,742
#*  TransEnterix, Inc....................................     5,765       7,783
#*  Triple-S Management Corp. Class B....................   184,502   4,584,875
#   Universal American Corp..............................   617,823   4,732,524

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                         ------- --------------
Health Care -- (Continued)
    US Physical Therapy, Inc............................ 121,321 $    7,233,158
#   Utah Medical Products, Inc..........................  17,982      1,170,089
#*  Vascular Solutions, Inc............................. 154,730      7,097,465
#*  Veeva Systems, Inc. Class A.........................  57,962      2,201,976
#*  Verastem, Inc.......................................  19,273         26,982
*   Versartis, Inc......................................   5,309         61,054
*   Vical, Inc..........................................     739          3,067
#*  Vitae Pharmaceuticals, Inc..........................  16,807        178,995
*   Vocera Communications, Inc..........................   9,154        135,388
    West Pharmaceutical Services, Inc...................   7,167        575,367
#*  Wright Medical Group NV............................. 113,155      2,481,489
*   Zafgen, Inc.........................................  11,135         33,850
*   Zogenix, Inc........................................  12,203        111,413
                                                                 --------------
Total Health Care.......................................          1,132,306,905
                                                                 --------------
Industrials -- (15.4%)
#   AAON, Inc........................................... 502,383     13,303,102
#   AAR Corp............................................ 253,645      6,128,063
    ABM Industries, Inc................................. 538,234     20,027,687
#   Acacia Research Corp................................ 215,375      1,165,179
*   ACCO Brands Corp.................................... 955,012     10,734,335
*   Accuride Corp.......................................   1,152          1,544
    Acme United Corp....................................   7,500        162,450
#   Actuant Corp. Class A............................... 570,649     13,552,914
#   Advanced Drainage Systems, Inc...................... 107,470      2,870,524
#*  Advisory Board Co. (The)............................ 360,925     15,072,228
*   Aegion Corp......................................... 256,792      5,269,372
*   AeroCentury Corp....................................   2,989         27,574
#*  Aerojet Rocketdyne Holdings, Inc.................... 578,781     10,915,810
#*  Aerovironment, Inc.................................. 231,774      6,570,793
#   Air Lease Corp...................................... 230,149      6,630,593
*   Air Transport Services Group, Inc................... 572,431      8,288,801
#   Aircastle, Ltd...................................... 212,395      4,719,417
#   Alamo Group, Inc....................................  65,015      4,364,457
    Albany International Corp. Class A.................. 270,892     11,466,858
#   Allegiant Travel Co................................. 154,418     20,038,824
    Allied Motion Technologies, Inc.....................  87,563      1,980,675
*   Alpha PRO Tech, Ltd.................................   7,903         20,785
#   Altra Industrial Motion Corp........................ 249,890      7,096,876
    AMERCO..............................................  54,485     21,549,362
#*  Ameresco, Inc. Class A..............................  98,767        488,897
#   American Railcar Industries, Inc.................... 112,622      4,731,250
#   American Science & Engineering, Inc.................  51,762      1,910,535
#*  American Superconductor Corp........................   5,712         52,436
#*  American Woodmark Corp.............................. 159,222     11,819,049
*   AMREP Corp..........................................   8,340         46,787
#   Apogee Enterprises, Inc............................. 274,096     12,813,988
    Applied Industrial Technologies, Inc................ 371,916     17,461,456
*   ARC Document Solutions, Inc......................... 374,931      1,477,228
#   ArcBest Corp........................................ 180,250      3,372,478
#   Argan, Inc.......................................... 142,688      6,582,197
#*  Armstrong Flooring, Inc............................. 247,850      4,939,651
#*  Armstrong World Industries, Inc..................... 522,474     22,189,471

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Industrials -- (Continued)
*   Arotech Corp.........................................    94,903 $   266,677
*   Art's-Way Manufacturing Co., Inc.....................       400       1,124
    Astec Industries, Inc................................   215,275  12,976,777
#*  Astronics Corp.......................................   173,987   6,658,483
#*  Astronics Corp. Class B..............................    52,499   2,004,937
#*  Atlas Air Worldwide Holdings, Inc....................   168,143   7,268,822
*   Avalon Holdings Corp. Class A........................    41,336      91,973
    AZZ, Inc.............................................   246,618  15,310,045
#*  Babcock & Wilcox Enterprises, Inc....................   184,015   2,826,470
    Barnes Group, Inc....................................   476,681  18,080,510
#   Barrett Business Services, Inc.......................    27,438   1,179,285
*   Beacon Roofing Supply, Inc...........................   588,189  27,656,647
#*  Blue Bird Corp.......................................     9,095     128,149
*   BlueLinx Holdings, Inc...............................    11,950      88,430
#*  BMC Stock Holdings, Inc..............................   132,807   2,702,622
    Brady Corp. Class A..................................   412,438  13,255,757
#   Briggs & Stratton Corp...............................   316,280   7,189,044
    Brink's Co. (The)....................................   472,821  15,517,985
#*  Broadwind Energy, Inc................................     6,699      30,681
#*  Builders FirstSource, Inc............................   976,704  12,589,715
    BWX Technologies, Inc................................   503,290  18,526,105
*   CAI International, Inc...............................   127,768   1,096,249
*   Casella Waste Systems, Inc. Class A..................   419,697   3,928,364
*   CBIZ, Inc............................................   436,889   4,722,770
    CDI Corp.............................................   110,897     700,869
#   CEB, Inc.............................................   300,154  18,021,246
#   CECO Environmental Corp..............................   131,483   1,216,218
#   Celadon Group, Inc...................................   197,572   1,631,945
*   Chart Industries, Inc................................   272,926   8,193,239
    Chicago Rivet & Machine Co...........................     4,623     127,595
#   CIRCOR International, Inc............................   159,665   9,091,325
*   Civeo Corp...........................................   121,947     167,067
#   CLARCOR, Inc.........................................   467,729  29,120,808
#*  Clean Harbors, Inc...................................   527,976  27,148,526
*   Colfax Corp..........................................     7,077     207,781
    Columbus McKinnon Corp...............................   140,322   2,327,942
    Comfort Systems USA, Inc.............................   370,883  11,267,426
*   Commercial Vehicle Group, Inc........................   214,115     886,436
    CompX International, Inc.............................     9,814     116,787
*   Continental Building Products, Inc...................   373,923   8,768,494
*   Continental Materials Corp...........................       397       6,658
#   Copa Holdings SA Class A.............................   112,087   7,509,829
#   Covanta Holding Corp................................. 1,237,569  19,825,855
#*  Covenant Transportation Group, Inc. Class A..........   151,881   3,421,879
*   CPI Aerostructures, Inc..............................    28,946     191,044
*   CRA International, Inc...............................    51,092   1,411,161
    Crane Co.............................................   180,999  11,276,238
#   Cubic Corp...........................................   195,375   7,979,115
    Curtiss-Wright Corp..................................   283,508  25,229,377
#   Deluxe Corp..........................................   468,718  31,680,650
#*  DigitalGlobe, Inc....................................   560,771  15,118,386
#   Douglas Dynamics, Inc................................   217,448   5,827,606
*   Ducommun, Inc........................................    91,952   1,778,352

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Industrials -- (Continued)
#*  DXP Enterprises, Inc................................... 100,232 $ 1,667,860
#*  Dycom Industries, Inc.................................. 334,030  31,415,522
    Dynamic Materials Corp.................................  86,171     882,391
    Eastern Co. (The)......................................  20,021     352,970
#*  Echo Global Logistics, Inc............................. 296,784   7,348,372
#   Ecology and Environment, Inc. Class A..................  10,494     104,730
    EMCOR Group, Inc....................................... 588,832  32,797,942
    Encore Wire Corp....................................... 162,568   6,101,177
#*  Energy Focus, Inc......................................  15,223      92,860
*   Energy Recovery, Inc................................... 163,092   1,745,084
    EnerSys................................................ 405,312  25,271,203
#*  Engility Holdings, Inc.................................  80,275   2,331,186
#   Ennis, Inc............................................. 135,235   2,342,270
#   EnPro Industries, Inc.................................. 213,809   9,781,762
#   EnviroStar, Inc........................................   7,443      28,581
#   ESCO Technologies, Inc................................. 194,132   8,221,490
    Espey Manufacturing & Electronics Corp.................  13,081     339,648
    Essendant, Inc......................................... 314,452   6,301,618
#*  Esterline Technologies Corp............................ 266,976  16,240,150
#*  ExOne Co. (The)........................................   2,693      27,415
#   Exponent, Inc.......................................... 249,466  12,675,367
    Federal Signal Corp.................................... 690,650   9,082,048
#   Forward Air Corp....................................... 290,639  13,450,773
#*  Franklin Covey Co...................................... 138,921   2,281,083
    Franklin Electric Co., Inc............................. 429,517  16,630,898
#   FreightCar America, Inc................................ 111,670   1,663,883
*   FTI Consulting, Inc.................................... 357,049  15,295,979
#*  Fuel Tech, Inc......................................... 139,356     221,576
    G&K Services, Inc. Class A............................. 188,504  15,119,906
#   GATX Corp.............................................. 256,456  11,471,277
*   Gencor Industries, Inc.................................  15,501     272,818
#*  Generac Holdings, Inc.................................. 640,457  24,202,870
#   General Cable Corp..................................... 464,158   6,837,047
#*  Genesee & Wyoming, Inc. Class A........................   3,311     214,387
*   Gibraltar Industries, Inc.............................. 191,690   6,762,823
#   Global Brass & Copper Holdings, Inc.................... 210,140   5,951,165
#*  Goldfield Corp. (The).................................. 133,539     405,959
#   Gorman-Rupp Co. (The).................................. 169,492   4,591,538
*   GP Strategies Corp..................................... 156,513   3,280,512
#   Graham Corp............................................  63,104   1,137,134
#   Granite Construction, Inc.............................. 377,823  18,808,029
#*  Great Lakes Dredge & Dock Corp......................... 467,951   2,077,702
#   Greenbrier Cos., Inc. (The)............................ 202,054   6,633,433
#   Griffon Corp........................................... 268,088   4,595,028
    H&E Equipment Services, Inc............................ 331,329   6,169,346
    Hardinge, Inc..........................................  84,554     853,995
    Harsco Corp............................................ 548,847   5,373,212
*   Hawaiian Holdings, Inc................................. 548,329  24,965,419
#*  HC2 Holdings, Inc......................................   4,890      22,494
#   Healthcare Services Group, Inc......................... 651,957  25,302,451
#   Heartland Express, Inc................................. 784,119  14,521,884
#   HEICO Corp............................................. 177,965  12,370,347
    HEICO Corp. Class A.................................... 169,363   9,767,164

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Industrials -- (Continued)
    Heidrick & Struggles International, Inc..............   161,003 $ 3,133,118
*   Heritage-Crystal Clean, Inc..........................    14,970     188,772
    Herman Miller, Inc...................................   564,271  18,491,161
#*  Hill International, Inc..............................   194,332     810,364
    Hillenbrand, Inc.....................................   595,127  19,252,358
#   HNI Corp.............................................   401,743  20,942,863
    Houston Wire & Cable Co..............................   122,968     713,214
#*  Hub Group, Inc. Class A..............................   323,932  13,261,776
    Hudson Global, Inc...................................   123,326     250,352
#*  Hudson Technologies, Inc.............................    87,945     432,689
#   Hurco Cos., Inc......................................    46,448   1,236,910
*   Huron Consulting Group, Inc..........................   210,542  12,942,017
#*  Huttig Building Products, Inc........................   100,706     562,947
    Hyster-Yale Materials Handling, Inc..................   116,982   7,462,282
*   ICF International, Inc...............................   137,699   5,697,985
*   IES Holdings, Inc....................................    99,029   1,539,901
#*  InnerWorkings, Inc...................................   189,604   1,613,530
#*  Innovative Solutions & Support, Inc..................    46,017     130,228
    Insperity, Inc.......................................   225,521  17,701,143
    Insteel Industries, Inc..............................   181,537   6,315,672
    Interface, Inc.......................................   611,250  10,916,925
#*  Intersections, Inc...................................    93,658     162,965
    ITT, Inc.............................................   100,557   3,188,662
    John Bean Technologies Corp..........................   289,797  19,393,215
    Joy Global, Inc......................................   145,190   4,011,600
    Kadant, Inc..........................................    37,897   2,082,061
#   Kaman Corp...........................................   254,470  10,982,925
    KBR, Inc............................................. 1,234,726  17,310,859
    Kelly Services, Inc. Class A.........................   246,469   5,045,220
    Kelly Services, Inc. Class B.........................       350       7,263
#   Kennametal, Inc......................................   750,344  18,653,552
*   Key Technology, Inc..................................    20,756     201,333
#*  KEYW Holding Corp. (The).............................    16,970     173,773
#   Kforce, Inc..........................................   263,531   4,706,664
    Kimball International, Inc. Class B..................   331,331   3,773,860
*   Kirby Corp...........................................     9,325     508,119
#*  KLX, Inc.............................................   207,618   6,706,061
#   Knight Transportation, Inc...........................   788,858  23,531,634
    Knoll, Inc...........................................   455,682  11,505,971
#   Korn/Ferry International.............................   521,054  11,989,453
#*  Kratos Defense & Security Solutions, Inc.............   473,673   2,088,898
#   Landstar System, Inc.................................   404,080  28,483,599
#*  Lawson Products, Inc.................................    51,348     842,107
#*  Layne Christensen Co.................................   106,626     853,008
#   LB Foster Co. Class A................................    76,174     798,304
#   Lindsay Corp.........................................    78,444   5,503,631
#*  LMI Aerospace, Inc...................................   107,333     835,051
    LS Starrett Co. (The) Class A........................    31,156     374,184
    LSI Industries, Inc..................................   235,486   2,580,927
*   Lydall, Inc..........................................   100,427   4,487,078
#*  Manitex International, Inc...........................     8,718      64,775
#   Manitowoc Co., Inc. (The)............................ 1,122,671   6,253,277
#*  Manitowoc Foodservice, Inc........................... 1,144,876  20,997,026

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Industrials -- (Continued)
    Marten Transport, Ltd................................   225,431 $ 4,880,581
#*  MasTec, Inc..........................................   768,372  18,786,695
*   Mastech Holdings, Inc................................     2,673      20,502
    Matson, Inc..........................................   424,530  15,864,686
#   Matthews International Corp. Class A.................   310,812  18,682,909
    McGrath RentCorp.....................................   154,566   4,926,018
*   Mercury Systems, Inc.................................   373,652   9,685,060
#*  Meritor, Inc.........................................   862,753   7,229,870
*   MFRI, Inc............................................    39,691     302,842
    Miller Industries, Inc...............................    72,894   1,564,305
*   Mistras Group, Inc...................................   253,278   6,347,147
#   Mobile Mini, Inc.....................................   397,162  12,911,737
*   Moog, Inc. Class A...................................   283,653  15,620,771
*   Moog, Inc. Class B...................................    10,012     550,760
*   MRC Global, Inc...................................... 1,017,158  13,457,000
#   MSA Safety, Inc......................................   354,038  19,783,643
    Mueller Industries, Inc..............................   537,963  18,312,261
    Mueller Water Products, Inc. Class A................. 1,603,401  19,016,336
#   Multi-Color Corp.....................................   157,078  10,144,097
*   MYR Group, Inc.......................................   169,783   4,188,547
#   National Presto Industries, Inc......................    28,173   2,522,610
*   Navigant Consulting, Inc.............................   399,595   7,876,017
#*  Navistar International Corp..........................    23,609     302,667
*   NCI Building Systems, Inc............................   254,431   4,126,871
#*  Neff Corp. Class A...................................    18,627     181,986
#*  NL Industries, Inc...................................   147,389     437,745
#   NN, Inc..............................................   214,330   3,615,747
#*  Nortek, Inc..........................................    25,757   2,237,768
#*  Northwest Pipe Co....................................    60,707     685,989
#*  NOW, Inc.............................................   238,228   4,361,955
*   NV5 Global, Inc......................................    37,977   1,221,720
#   Omega Flex, Inc......................................    26,992     920,697
*   On Assignment, Inc...................................   493,724  18,243,102
#*  Orion Energy Systems, Inc............................    91,635     128,289
#*  Orion Marine Group, Inc..............................   131,836     744,873
    Oshkosh Corp.........................................   125,544   6,916,219
#*  PAM Transportation Services, Inc.....................    22,780     456,283
    Park-Ohio Holdings Corp..............................    90,973   2,709,176
*   Patrick Industries, Inc..............................   145,243   9,376,888
#*  Patriot Transportation Holding, Inc..................    12,982     273,141
*   Pendrell Corp........................................   106,359      72,324
*   Performant Financial Corp............................   273,626     574,615
#*  PGT, Inc.............................................   450,925   5,411,100
#*  Ply Gem Holdings, Inc................................   245,158   3,765,627
#   Powell Industries, Inc...............................    77,327   2,848,727
#*  Power Solutions International, Inc...................     3,235      56,904
#   Preformed Line Products Co...........................    22,931   1,120,638
#   Primoris Services Corp...............................   477,739   8,623,189
#*  Proto Labs, Inc......................................   194,360  10,697,574
    Providence and Worcester Railroad Co.................     5,591      89,009
    Quad/Graphics, Inc...................................   157,443   3,992,754
#   Quanex Building Products Corp........................   319,560   6,388,004
*   Quanta Services, Inc.................................    11,900     304,640

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Industrials -- (Continued)
#*  Radiant Logistics, Inc...............................   166,392 $   525,799
#   Raven Industries, Inc................................   335,033   6,955,285
#*  RBC Bearings, Inc....................................   230,553  17,528,945
#   RCM Technologies, Inc................................   146,273     842,532
    Regal Beloit Corp....................................   162,839   9,934,807
    Resources Connection, Inc............................   326,932   4,871,287
#*  Rexnord Corp.........................................   950,182  20,229,375
#*  Roadrunner Transportation Systems, Inc...............   228,447   1,729,344
*   RPX Corp.............................................   370,849   3,734,449
#   RR Donnelley & Sons Co............................... 1,005,744  18,022,932
#*  Rush Enterprises, Inc. Class A.......................   201,562   4,631,895
#*  Rush Enterprises, Inc. Class B.......................    37,831     882,597
#*  Saia, Inc............................................   220,253   6,363,109
    Servotronics, Inc....................................     1,500      13,485
*   SIFCO Industries, Inc................................    18,366     156,295
    Simpson Manufacturing Co., Inc.......................   450,244  18,369,955
    SkyWest, Inc.........................................   258,305   7,431,435
*   SP Plus Corp.........................................   136,707   3,285,069
#*  Sparton Corp.........................................    56,033   1,166,047
#*  Spirit Airlines, Inc.................................   239,322  10,231,016
#   SPX Corp.............................................   156,434   2,368,411
*   SPX FLOW, Inc........................................    16,978     463,160
    Standex International Corp...........................   124,938  11,094,494
    Steelcase, Inc. Class A..............................   852,485  12,361,033
#*  Sterling Construction Co., Inc.......................   142,145     827,284
#   Sun Hydraulics Corp..................................   245,763   7,422,043
    Supreme Industries, Inc. Class A.....................   140,258   2,356,334
#*  Swift Transportation Co..............................   786,867  15,147,190
#*  TASER International, Inc.............................   476,286  13,793,243
#*  Taylor Devices, Inc..................................       769      14,619
#*  Team, Inc............................................   227,047   6,268,768
*   Tel-Instrument Electronics Corp......................     8,400      37,170
#*  Teledyne Technologies, Inc...........................    91,510   9,608,550
#   Tennant Co...........................................   172,810  11,073,665
    Terex Corp...........................................   168,548   4,068,749
    Tetra Tech, Inc......................................   554,934  18,273,977
#   Textainer Group Holdings, Ltd........................   237,793   2,824,981
#*  Thermon Group Holdings, Inc..........................   265,110   5,349,920
#   Timken Co. (The).....................................   749,285  25,063,583
#   Titan International, Inc.............................   346,121   2,287,860
#*  Titan Machinery, Inc.................................    99,135   1,111,303
#   Toro Co. (The).......................................    66,718   6,134,720
*   Transcat, Inc........................................     5,600      57,568
*   TRC Cos., Inc........................................   348,505   2,446,505
#*  Trex Co., Inc........................................   298,845  14,493,983
*   TriMas Corp..........................................   338,410   6,047,387
#*  TriNet Group, Inc....................................   258,357   5,603,763
#   Triton International, Ltd............................   237,583   3,989,019
#   Triumph Group, Inc...................................   185,298   5,712,737
*   TrueBlue, Inc........................................   398,708   8,903,150
#*  Tutor Perini Corp....................................   354,513   8,905,367
#   Twin Disc, Inc.......................................    61,648     581,341
#*  Ultralife Corp.......................................    67,159     292,142

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Industrials -- (Continued)
    UniFirst Corp.....................................   141,993 $   16,596,142
    Universal Forest Products, Inc....................   129,141     13,962,725
#   Universal Logistics Holdings, Inc.................    73,073      1,092,441
#   US Ecology, Inc...................................   204,938      9,283,691
#*  USA Truck, Inc....................................    74,924      1,444,535
#   Valmont Industries, Inc...........................   222,670     29,158,637
*   Vectrus, Inc......................................    52,574      1,637,680
#*  Veritiv Corp......................................    13,014        549,451
*   Versar, Inc.......................................    61,480         87,302
    Viad Corp.........................................   135,892      4,731,759
*   Vicor Corp........................................   108,488      1,149,973
*   Virco Manufacturing Corp..........................    30,131        135,891
#*  Virgin America, Inc...............................    37,196      2,080,000
#*  Volt Information Sciences, Inc....................   134,933        766,419
#   VSE Corp..........................................    20,833      1,324,145
#*  Wabash National Corp..............................   624,373      9,040,921
    Watsco, Inc. Class B..............................    11,557      1,662,474
    Watts Water Technologies, Inc. Class A............   270,137     16,707,973
#   Werner Enterprises, Inc...........................   676,707     16,998,880
#*  Wesco Aircraft Holdings, Inc......................   703,120      9,035,092
#*  WESCO International, Inc..........................   158,726      8,847,387
    West Corp.........................................   549,456     12,148,472
*   Westport Fuel Systems, Inc........................   386,799        533,783
*   Willdan Group, Inc................................    64,524        684,600
#*  Willis Lease Finance Corp.........................    26,350        711,450
#   Woodward, Inc.....................................   284,046     16,628,053
#   WSI Industries, Inc...............................     1,900          6,099
#*  Xerium Technologies, Inc..........................    42,115        313,757
#*  XPO Logistics, Inc................................   289,265      8,568,029
#*  YRC Worldwide, Inc................................   250,656      2,975,287
                                                                 --------------
Total Industrials.....................................            2,356,601,501
                                                                 --------------
Information Technology -- (13.8%)
#*  8x8, Inc..........................................    88,948      1,223,035
#*  ACI Worldwide, Inc................................ 1,112,295     22,034,564
*   Actua Corp........................................   315,918      3,152,862
#*  Acxiom Corp.......................................   731,199     16,781,017
*   ADDvantage Technologies Group, Inc................     6,085         11,927
    ADTRAN, Inc.......................................   480,014      8,736,255
*   Advanced Energy Industries, Inc...................   387,984     15,798,708
*   Agilysys, Inc.....................................   211,633      2,416,849
*   Alpha & Omega Semiconductor, Ltd..................   196,984      2,814,901
#*  Ambarella, Inc....................................    49,088      2,846,122
    American Software, Inc. Class A...................   205,293      2,264,382
*   Amkor Technology, Inc............................. 1,379,750      8,678,627
#*  Amtech Systems, Inc...............................    61,979        377,452
*   Angie's List, Inc.................................    43,883        355,013
#*  Anixter International, Inc........................   216,920     13,292,858
#*  Applied Optoelectronics, Inc......................    18,886        223,610
#*  Aspen Technology, Inc.............................   512,914     21,485,967
    AstroNova, Inc....................................    30,318        481,753
*   Autobytel, Inc....................................    76,351      1,134,576
*   AVG Technologies NV...............................   495,169     12,245,529

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Information Technology -- (Continued)
*           Aviat Networks, Inc..........................    18,467 $   140,719
*           Avid Technology, Inc.........................   332,745   2,166,170
#           AVX Corp.....................................   271,255   3,705,343
*           Aware, Inc...................................    95,329     456,626
*           Axcelis Technologies, Inc....................   271,318   2,903,103
*           AXT, Inc.....................................   268,138   1,005,517
#           Badger Meter, Inc............................   138,674   9,671,125
*           Bankrate, Inc................................   437,847   3,489,641
#*          Barracuda Networks, Inc......................   132,706   2,930,148
*           Bazaarvoice, Inc.............................    92,193     382,601
#           Bel Fuse, Inc. Class A.......................     8,954     152,576
            Bel Fuse, Inc. Class B.......................    62,438   1,279,355
#           Belden, Inc..................................   394,820  28,904,772
*           Benchmark Electronics, Inc...................   241,894   5,669,995
            Black Box Corp...............................   131,142   1,790,088
#           Blackbaud, Inc...............................   420,406  28,104,141
#*          Blackhawk Network Holdings, Inc..............   471,359  16,398,580
*           Blucora, Inc.................................   299,787   3,060,825
(degrees)*  Bogen Corp...................................    11,900          --
#*          Bottomline Technologies de, Inc..............   224,820   4,745,950
#*          BroadVision, Inc.............................    18,154     109,287
            Brooks Automation, Inc.......................   513,901   6,439,180
*           BSQUARE Corp.................................   114,218     598,502
            Cabot Microelectronics Corp..................   228,884  12,043,876
*           CACI International, Inc. Class A.............   189,576  18,072,280
#*          CalAmp Corp..................................   423,454   6,013,047
#*          Calix, Inc...................................   428,551   3,308,414
#*          Cardtronics P.L.C. Class A...................   438,500  19,289,615
*           Care.com, Inc................................     2,718      29,871
*           Cartesian, Inc...............................    19,753      14,262
#           Cass Information Systems, Inc................    80,114   4,163,525
*           Ceva, Inc....................................   168,534   5,066,132
#*          Ciber, Inc...................................   567,033     793,846
#*          Ciena Corp................................... 1,178,073  22,607,221
*           Cimpress NV..................................   309,672  29,356,906
#*          Cirrus Logic, Inc............................   640,150  31,104,888
#*          Clearfield, Inc..............................    83,859   1,678,019
            Cognex Corp..................................   348,674  15,749,605
*           Coherent, Inc................................   257,544  27,312,541
            Cohu, Inc....................................   203,289   2,146,732
            Communications Systems, Inc..................    32,263     236,810
            Computer Task Group, Inc.....................    91,131     447,453
#*          comScore, Inc................................       740      19,203
#           Comtech Telecommunications Corp..............   112,763   1,473,812
            Concurrent Computer Corp.....................    48,574     248,699
#           Convergys Corp...............................   524,495  13,977,792
*           CoreLogic, Inc...............................   501,023  20,181,206
#*          Covisint Corp................................   175,089     383,445
#*          Cray, Inc....................................   384,541  12,136,114
#*          Cree, Inc....................................   300,485   8,593,871
#           CSG Systems International, Inc...............   315,796  12,713,947
            CSP, Inc.....................................     8,385      70,099
            CTS Corp.....................................   202,527   3,870,291

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Information Technology -- (Continued)
#*  CUI Global, Inc......................................    10,370 $    51,332
#*  CVD Equipment Corp...................................     8,212      75,140
*   CyberOptics Corp.....................................    28,233     487,584
#   Cypress Semiconductor Corp........................... 1,887,114  21,966,007
#   Daktronics, Inc......................................   381,404   2,467,684
#*  Data I/O Corp........................................     7,300      24,455
*   Datalink Corp........................................   177,182   1,520,222
#*  Datawatch Corp.......................................    10,412      59,869
#*  Demand Media, Inc....................................   189,259   1,095,810
*   Determine, Inc.......................................    10,332      19,631
*   DHI Group, Inc.......................................   658,581   4,801,055
#   Diebold, Inc.........................................   573,492  16,195,414
*   Digi International, Inc..............................   123,745   1,374,807
#*  Digital Ally, Inc....................................     3,200      19,168
*   Diodes, Inc..........................................   353,007   6,534,160
*   DSP Group, Inc.......................................   155,598   1,685,126
#*  DTS, Inc.............................................   150,466   4,181,450
#   EarthLink Holdings Corp..............................   998,049   6,766,772
#*  Eastman Kodak Co.....................................     5,678      96,185
#   Ebix, Inc............................................   168,578   8,988,579
*   Edgewater Technology, Inc............................    43,768     379,906
    Electro Rent Corp....................................   133,899   2,071,418
*   Electro Scientific Industries, Inc...................   285,379   1,932,016
#*  Electronics For Imaging, Inc.........................   467,574  20,708,852
#*  Ellie Mae, Inc.......................................   179,084  16,495,427
*   ELXSI Corp...........................................     1,380      33,189
#*  eMagin Corp..........................................    63,552     153,160
#*  Emcore Corp..........................................   193,653   1,254,871
*   Endurance International Group Holdings, Inc..........    52,681     473,075
#*  EnerNOC, Inc.........................................   255,763   1,913,107
#*  Entegris, Inc........................................ 1,265,586  21,628,865
#*  Envestnet, Inc.......................................   113,108   4,317,332
#*  EPAM Systems, Inc....................................   201,193  14,131,796
#   Epiq Systems, Inc....................................   249,307   4,073,676
#*  ePlus, Inc...........................................    24,069   2,024,444
*   Euronet Worldwide, Inc...............................   277,381  21,153,075
#*  Everi Holdings, Inc..................................   465,501     884,452
#*  Everyday Health, Inc.................................    17,754     144,873
    Evolving Systems, Inc................................     9,500      49,305
#*  Exar Corp............................................   411,212   3,445,957
*   ExlService Holdings, Inc.............................   331,092  16,392,365
#*  Extreme Networks, Inc................................   454,145   1,766,624
*   Fabrinet.............................................   349,852  13,210,412
#   Fair Isaac Corp......................................   256,448  32,476,575
*   Fairchild Semiconductor International, Inc...........   900,322  17,772,356
#*  FalconStor Software, Inc.............................   120,749     141,276
#*  FARO Technologies, Inc...............................   146,161   5,098,096
#   FEI Co...............................................   118,467  12,607,258
#*  Finisar Corp......................................... 1,012,684  18,997,952
*   Fleetmatics Group P.L.C..............................    21,170     909,463
#*  FormFactor, Inc......................................   543,265   5,079,528
#   Forrester Research, Inc..............................   163,076   6,674,701
*   Frequency Electronics, Inc...........................    47,309     507,152

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Information Technology -- (Continued)
*   GigPeak, Inc.........................................   158,184 $   298,968
    GlobalSCAPE, Inc.....................................    45,083     153,733
#*  Globant SA...........................................    17,996     759,251
#*  Glu Mobile, Inc......................................    79,505     186,042
#*  Great Elm Capital Group, Inc.........................     5,381      32,824
#*  GrubHub, Inc.........................................   478,481  18,144,000
#*  GSE Systems, Inc.....................................    72,970     170,750
#*  GSI Technology, Inc..................................    70,644     344,036
#*  GTT Communications, Inc..............................   453,564   9,311,669
    Hackett Group, Inc. (The)............................   290,208   3,885,885
#*  Harmonic, Inc........................................   693,599   2,281,941
*   Higher One Holdings, Inc.............................   189,739     973,361
#*  Hutchinson Technology, Inc...........................   216,492     426,489
#*  ID Systems, Inc......................................    38,571     193,241
#*  Identiv, Inc.........................................    19,447      38,116
*   IEC Electronics Corp.................................    22,555     116,835
*   II-VI, Inc...........................................   454,763   9,140,736
*   Image Sensing Systems, Inc...........................     3,600       8,280
#*  Imation Corp.........................................   175,886     184,680
#*  Immersion Corp.......................................    91,211     684,995
#*  Infinera Corp........................................ 1,147,582  10,052,818
*   Innodata, Inc........................................    94,865     240,008
*   Insight Enterprises, Inc.............................   280,238   7,454,331
*   Integrated Device Technology, Inc.................... 1,363,108  29,974,745
    Intelligent Systems Corp.............................    32,937     130,431
#   InterDigital, Inc....................................   345,671  20,411,873
*   Internap Corp........................................   411,186     912,833
#   Intersil Corp. Class A............................... 1,298,168  19,836,007
*   inTEST Corp..........................................    43,077     173,170
*   Intevac, Inc.........................................   138,996     796,447
*   IntraLinks Holdings, Inc.............................   451,141   3,139,941
*   IntriCon Corp........................................    23,513     126,500
*   Inuvo, Inc...........................................   124,743     200,836
*   InvenSense, Inc......................................    17,772     120,494
*   iPass, Inc...........................................   464,144     696,216
*   Iteris, Inc..........................................    24,274      84,474
#*  Itron, Inc...........................................   364,089  15,542,959
*   Ixia.................................................   656,493   7,549,669
    IXYS Corp............................................   235,510   2,576,479
#   j2 Global, Inc.......................................   394,995  26,401,466
#*  Kemet Corp...........................................   239,988     825,559
*   Key Tronic Corp......................................    52,737     397,637
*   Kimball Electronics, Inc.............................   142,176   1,794,261
*   Knowles Corp.........................................   164,105   2,205,571
#*  Kopin Corp...........................................   525,467   1,224,338
*   Kulicke & Soffa Industries, Inc......................   546,973   6,869,981
#*  KVH Industries, Inc..................................   120,522   1,093,135
#*  Lattice Semiconductor Corp........................... 1,185,583   7,125,354
#   Leidos Holdings, Inc.................................    64,788   3,240,048
    Lexmark International, Inc. Class A..................   581,366  21,318,691
#*  LGL Group, Inc. (The)................................     7,103      25,216
#*  Lightpath Technologies, Inc. Class A.................     1,850       3,367
#*  Limelight Networks, Inc..............................   748,860   1,265,573

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Information Technology -- (Continued)
*   Lionbridge Technologies, Inc.........................   608,158 $ 2,742,793
#*  Liquidity Services, Inc..............................    61,761     499,029
    Littelfuse, Inc......................................   212,231  26,533,120
#*  Lumentum Holdings, Inc...............................   267,995   8,106,849
#*  MACOM Technology Solutions Holdings, Inc.............   217,150   8,579,596
#*  Magnachip Semiconductor Corp.........................    54,946     326,929
    ManTech International Corp. Class A..................   197,636   7,808,598
*   Marchex, Inc. Class B................................   134,244     425,553
#*  Marin Software, Inc..................................     7,200      18,000
*   Mattersight Corp.....................................     3,391      14,683
#   MAXIMUS, Inc.........................................    96,867   5,707,404
#*  MaxLinear, Inc. Class A..............................    83,367   1,818,234
*   Maxwell Technologies, Inc............................   203,275   1,118,012
*   MeetMe, Inc..........................................   249,718   1,605,687
#   Mentor Graphics Corp................................. 1,007,053  21,510,652
#   Mesa Laboratories, Inc...............................    28,378   3,281,348
#   Methode Electronics, Inc.............................   347,589  12,176,043
#*  Microsemi Corp.......................................   524,586  20,458,854
*   MicroStrategy, Inc. Class A..........................    93,394  16,333,677
#   MKS Instruments, Inc.................................   502,018  22,932,182
    MOCON, Inc...........................................    23,794     344,775
#*  ModusLink Global Solutions, Inc......................   341,067     436,566
*   MoneyGram International, Inc.........................   118,051     821,635
#   Monolithic Power Systems, Inc........................   126,717   9,214,860
    Monotype Imaging Holdings, Inc.......................   374,497   7,411,296
#*  Monster Worldwide, Inc...............................   796,755   2,015,790
*   MoSys, Inc...........................................     3,639       1,856
*   MRV Communications, Inc..............................    35,121     410,916
#   MTS Systems Corp.....................................   137,735   6,532,771
*   Nanometrics, Inc.....................................   211,106   4,230,564
*   Napco Security Technologies, Inc.....................   122,355     889,521
    NCI, Inc. Class A....................................    65,649     833,086
*   NCR Corp.............................................   181,697   5,990,550
#*  NeoPhotonics Corp....................................   387,497   4,863,087
#*  NETGEAR, Inc.........................................   318,166  16,363,277
#*  NetScout Systems, Inc................................   256,314   7,171,666
    NIC, Inc.............................................   623,564  14,541,512
*   Novanta, Inc.........................................   146,675   2,304,264
#*  Novatel Wireless, Inc................................   151,129     269,010
#*  Numerex Corp. Class A................................    47,759     364,401
    NVE Corp.............................................     6,537     372,870
#*  Oclaro, Inc..........................................   263,176   1,507,998
    Omtool, Ltd..........................................     3,470      10,063
#*  Onvia, Inc...........................................     2,306       8,740
    Optical Cable Corp...................................    26,264      58,043
#*  OSI Systems, Inc.....................................   185,398  11,025,619
*   PAR Technology Corp..................................    65,250     336,037
#   Park Electrochemical Corp............................   128,520   2,082,024
#*  Paycom Software, Inc.................................   557,643  26,326,326
    PC Connection, Inc...................................    50,404   1,300,927
    PC-Tel, Inc..........................................    58,100     294,567
*   PCM, Inc.............................................    42,066     699,137
*   PDF Solutions, Inc...................................   272,629   4,498,378

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Information Technology -- (Continued)
#   Pegasystems, Inc.....................................   674,637 $18,822,372
#*  Perceptron, Inc......................................    68,704     335,276
*   Perficient, Inc......................................   340,499   7,565,888
#*  PFSweb, Inc..........................................   170,902   1,693,639
#*  Photronics, Inc......................................   454,219   4,387,756
*   Planet Payment, Inc..................................   253,702   1,189,862
    Plantronics, Inc.....................................   313,874  15,141,282
*   Plexus Corp..........................................   276,269  12,691,798
*   Polycom, Inc......................................... 1,106,413  13,708,457
#   Power Integrations, Inc..............................   268,063  15,298,355
*   PRGX Global, Inc.....................................   142,573     677,222
*   Progress Software Corp...............................   480,174  13,953,856
    QAD, Inc. Class A....................................   123,947   2,345,077
#   QAD, Inc. Class B....................................    15,510     275,147
*   QLogic Corp..........................................   786,638  12,208,622
*   Qualstar Corp........................................     4,300      20,296
#*  Qualys, Inc..........................................   178,825   5,613,317
#*  QuinStreet, Inc......................................   201,511     731,485
*   Qumu Corp............................................    38,807     143,974
#*  Rackspace Hosting, Inc...............................   473,765  11,100,314
*   Radisys Corp.........................................   195,758     943,554
#*  Rambus, Inc.......................................... 1,036,677  14,015,873
#*  RealNetworks, Inc....................................   275,425   1,192,590
#   Reis, Inc............................................    95,033   2,402,434
#   RELM Wireless Corp...................................    30,643     158,424
#*  RetailMeNot, Inc.....................................   118,648     990,711
#   RF Industries, Ltd...................................    35,415      81,455
    Richardson Electronics, Ltd..........................    60,202     378,671
#*  Rightside Group, Ltd.................................    19,068     228,816
#*  Rocket Fuel, Inc.....................................     5,395      12,085
*   Rofin-Sinar Technologies, Inc........................   207,450   6,555,420
*   Rogers Corp..........................................   165,853  11,350,979
*   Rosetta Stone, Inc...................................   149,250   1,149,225
#*  Rovi Corp............................................   807,860  15,195,847
#*  Rubicon Project, Inc. (The)..........................    39,893     563,289
#*  Rudolph Technologies, Inc............................   311,535   5,489,247
*   Sanmina Corp.........................................   661,833  16,770,848
*   ScanSource, Inc......................................   229,050   9,397,921
    Science Applications International Corp..............   438,895  26,667,260
#*  Seachange International, Inc.........................   317,704   1,016,653
*   Semtech Corp.........................................   599,638  15,242,798
#*  ServiceSource International, Inc.....................   150,999     682,515
*   Sevcon, Inc..........................................     7,783      73,549
*   ShoreTel, Inc........................................   631,763   4,637,140
#*  Shutterstock, Inc....................................    21,628   1,191,487
#*  Sigma Designs, Inc...................................   331,913   2,223,817
*   Sigmatron International, Inc.........................     2,200      12,826
*   Silicon Graphics International Corp..................     6,885      37,179
*   Silicon Laboratories, Inc............................   395,144  21,053,272
#*  Silver Spring Networks, Inc..........................   156,196   1,963,384
*   SMTC Corp............................................    18,570      31,383
#*  SolarEdge Technologies, Inc..........................    18,705     334,820
#*  Sonic Foundry, Inc...................................     9,010      53,159

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Information Technology -- (Continued)
*   Sonus Networks, Inc..................................   493,537 $ 4,254,289
*   Spark Networks, Inc..................................     5,541       9,863
#*  Stamps.com, Inc......................................    91,430   6,930,851
*   StarTek, Inc.........................................    50,089     211,376
#*  SunPower Corp........................................   373,571   5,446,665
#*  Super Micro Computer, Inc............................   459,751   9,907,634
*   Sykes Enterprises, Inc...............................   411,114  12,617,089
*   Synacor, Inc.........................................    14,700      44,835
#*  Synaptics, Inc.......................................   344,573  17,900,567
#*  Synchronoss Technologies, Inc........................   370,666  13,840,668
#   SYNNEX Corp..........................................   269,551  27,097,962
#*  Systemax, Inc........................................   134,706   1,205,619
#*  Take-Two Interactive Software, Inc...................   502,109  20,174,740
#*  Tangoe, Inc..........................................    33,353     269,826
*   Tech Data Corp.......................................   337,111  26,271,060
*   TechTarget, Inc......................................   114,264   1,042,088
#*  Telenav, Inc.........................................   292,636   1,457,327
    TeleTech Holdings, Inc...............................   429,504  12,258,044
    Tessco Technologies, Inc.............................    46,989     631,532
#   Tessera Technologies, Inc............................   471,954  15,168,602
#*  TiVo, Inc............................................   925,117   9,750,733
    TransAct Technologies, Inc...........................    44,457     340,541
    Travelport Worldwide, Ltd............................   519,812   7,012,264
#*  Travelzoo, Inc.......................................    71,128     725,506
*   Tremor Video, Inc....................................    20,770      41,748
*   Trio-Tech International..............................     3,256      11,494
*   TSR, Inc.............................................     5,056      26,797
#*  TTM Technologies, Inc................................   652,653   6,493,897
#*  Ubiquiti Networks, Inc...............................   609,973  27,277,993
*   Ultra Clean Holdings, Inc............................   194,783   1,244,663
*   Ultratech, Inc.......................................   257,109   6,283,744
#*  Unisys Corp..........................................   348,076   3,449,433
*   Universal Security Instruments, Inc..................     1,595       5,024
#*  USA Technologies, Inc................................    16,830      79,438
*   VASCO Data Security International, Inc...............   156,334   2,612,341
#*  Veeco Instruments, Inc...............................   321,868   5,397,726
*   VeriFone Systems, Inc................................   809,017  15,500,766
*   Verint Systems, Inc..................................   344,706  12,157,781
#*  ViaSat, Inc..........................................   378,823  27,968,502
#*  Viavi Solutions, Inc................................. 1,980,225  14,119,004
*   Vicon Industries, Inc................................    14,689      12,339
#*  Virtusa Corp.........................................   276,229   7,513,429
#   Vishay Intertechnology, Inc..........................   978,386  13,041,885
*   Vishay Precision Group, Inc..........................    89,987   1,183,329
    Wayside Technology Group, Inc........................     8,712     157,861
*   Web.com Group, Inc...................................   485,192   9,150,721
#*  WebMD Health Corp....................................   394,063  24,041,784
*   Westell Technologies, Inc. Class A...................   291,809     160,495
#*  WEX, Inc.............................................    17,198   1,611,109
*   Wireless Telecom Group, Inc..........................    64,760      94,550
*   Xcerra Corp..........................................   371,463   2,265,924
*   XO Group, Inc........................................   236,798   4,316,828
*   Xplore Technologies Corp.............................     1,000       2,250

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES       VALUE+
                                                       --------- --------------
Information Technology -- (Continued)
#*  Xura, Inc.........................................    28,683 $      712,773
*   Yelp, Inc.........................................    46,853      1,507,261
#*  YuMe, Inc.........................................    19,321         69,169
*   Zedge, Inc. Class B...............................    61,305        255,029
#*  Zhone Technologies, Inc...........................    37,543         41,297
#*  Zix Corp..........................................   547,152      2,221,437
#*  Zynga, Inc. Class A............................... 7,086,035     20,336,920
                                                                 --------------
Total Information Technology..........................            2,103,491,460
                                                                 --------------
Materials -- (4.5%)
    A Schulman, Inc...................................   245,470      7,194,726
#*  A. M. Castle & Co.................................    94,594        131,486
#   AEP Industries, Inc...............................    45,614      3,670,102
#*  AK Steel Holding Corp............................. 1,127,721      7,397,850
#   American Vanguard Corp............................   252,043      3,750,400
    Ampco-Pittsburgh Corp.............................    47,363        625,665
#   Axiall Corp.......................................   323,949     10,576,935
#   Balchem Corp......................................   307,399     19,633,574
*   Boise Cascade Co..................................   306,715      8,333,447
    Cabot Corp........................................   316,404     15,405,711
#   Calgon Carbon Corp................................   485,367      6,698,065
#   Carpenter Technology Corp.........................   187,286      7,350,975
#*  Century Aluminum Co...............................   648,316      4,920,718
#   Chase Corp........................................    44,828      2,716,128
*   Chemtura Corp.....................................   681,511     19,143,644
*   Clearwater Paper Corp.............................   163,652     10,295,347
#*  Cliffs Natural Resources, Inc.....................    67,957        537,540
*   Codexis, Inc......................................    11,499         50,021
*   Coeur Mining, Inc.................................   616,538      9,445,362
#   Commercial Metals Co..............................   938,135     15,516,753
#   Compass Minerals International, Inc...............   337,853     23,511,190
*   Core Molding Technologies, Inc....................    58,968        938,771
#   Deltic Timber Corp................................   110,184      7,593,881
    Domtar Corp.......................................   570,407     22,456,924
    Eagle Materials, Inc..............................   175,423     14,726,761
*   Ferro Corp........................................   783,375     10,152,540
    Ferroglobe P.L.C..................................   552,275      5,147,203
#*  Flotek Industries, Inc............................   308,361      4,378,726
    Friedman Industries, Inc..........................    38,738        223,131
    FutureFuel Corp...................................   263,187      3,016,123
    Gold Resource Corp................................     6,410         36,024
#   Greif, Inc. Class A...............................   176,532      7,084,229
#   Greif, Inc. Class B...............................       258         13,666
#*  Handy & Harman, Ltd...............................     7,068        196,985
#   Hawkins, Inc......................................    71,939      3,074,673
#   Haynes International, Inc.........................    80,622      3,062,024
    HB Fuller Co......................................   472,815     22,014,266
*   Headwaters, Inc...................................   709,207     14,106,127
#   Hecla Mining Co................................... 2,348,996     15,244,984
    Huntsman Corp.....................................    95,649      1,478,734
    Innophos Holdings, Inc............................   182,532      7,859,828
    Innospec, Inc.....................................   238,339     11,981,302
#*  Intrepid Potash, Inc..............................   186,728        240,879

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Materials -- (Continued)
            Kaiser Aluminum Corp........................   159,179 $ 13,187,980
            KapStone Paper and Packaging Corp...........   747,709   10,677,284
            KMG Chemicals, Inc..........................    91,757    2,522,400
*           Koppers Holdings, Inc.......................   191,082    6,042,013
#*          Kraton Performance Polymers, Inc............   297,776    8,906,480
#           Kronos Worldwide, Inc.......................   170,893      965,545
*           Louisiana-Pacific Corp...................... 1,289,399   26,045,860
#*          LSB Industries, Inc.........................   198,912    2,303,401
            Materion Corp...............................   162,468    4,290,780
#           McEwen Mining, Inc..........................   113,975      506,049
            Mercer International, Inc...................   425,593    3,357,929
            Minerals Technologies, Inc..................   314,912   20,551,157
            Myers Industries, Inc.......................   280,366    4,191,472
            Neenah Paper, Inc...........................   156,074   11,772,662
#*          Northern Technologies International Corp....    17,945      252,307
#           Olin Corp...................................   578,868   12,098,341
#           Olympic Steel, Inc..........................    83,812    2,402,052
*           OMNOVA Solutions, Inc.......................   337,501    3,196,134
            PH Glatfelter Co............................   221,129    4,568,525
#           PolyOne Corp................................   793,039   27,811,878
            Quaker Chemical Corp........................   123,632   11,826,637
            Rayonier Advanced Materials, Inc............   123,613    1,702,151
#*          Real Industry, Inc..........................    26,007      203,895
#*          Rentech, Inc................................     1,843        4,718
#*          Resolute Forest Products, Inc...............   191,910    1,059,343
*           Ryerson Holding Corp........................    20,315      293,349
            Schnitzer Steel Industries, Inc. Class A....   252,519    4,921,595
            Schweitzer-Mauduit International, Inc.......   288,206   10,897,069
            Sensient Technologies Corp..................   437,352   32,289,698
#           Silgan Holdings, Inc........................   138,477    6,865,690
            Stepan Co...................................   195,957   12,601,995
#*          Stillwater Mining Co........................ 1,003,366   15,351,500
            SunCoke Energy, Inc.........................   514,224    3,923,529
            Synalloy Corp...............................    18,584      141,796
            TimkenSteel Corp............................   146,807    1,471,006
#*          Trecora Resources...........................   134,779    1,540,524
#           Tredegar Corp...............................   139,379    2,467,008
            Trinseo SA..................................    98,212    4,889,975
            Tronox, Ltd. Class A........................   239,107    1,551,804
*           UFP Technologies, Inc.......................     5,180      118,570
#           United States Lime & Minerals, Inc..........    28,260    1,780,380
#           United States Steel Corp.................... 1,315,040   36,150,450
*           Universal Stainless & Alloy Products,
              Inc.......................................    43,271      505,838
#*          US Concrete, Inc............................   147,924    9,541,098
#           Valhi, Inc..................................    46,472       86,438
            Vulcan International Corp...................       700       43,050
            Worthington Industries, Inc.................   598,236   26,507,837
                                                                   ------------
Total Materials.........................................            686,320,612
                                                                   ------------
Other -- (0.0%)
(degrees)*  Allen Organ Co. Escrow Shares...............       800           --
(degrees)*  Concord Camera Corp. Escrow Shares..........   113,476           --
(degrees)*  DLB Oil & Gas, Inc. Escrow Shares...........     1,300           --

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                       SHARES      VALUE+
                                                      --------- ------------
Other -- (Continued)
(degrees)*   FRD Acquisition Co. Escrow Shares.......   106,674 $         --
(degrees)#*  Gerber Scientific, Inc. Escrow Shares...   166,622           --
(degrees)*   Petrocorp, Inc. Escrow Shares...........     6,900           --
                                                                ------------
Total Other..........................................                     --
                                                                ------------
Telecommunication Services -- (0.9%)
*            Alaska Communications Systems Group,
               Inc...................................    89,434      148,460
#            ATN International, Inc..................   126,142    9,273,960
#*           Boingo Wireless, Inc....................   325,187    2,978,713
#*           Cincinnati Bell, Inc.................... 1,977,859    9,889,295
#            Cogent Communications Holdings, Inc.....   452,699   19,343,828
#            Consolidated Communications Holdings,
               Inc...................................   476,972   13,331,367
*            FairPoint Communications, Inc...........    35,218      570,179
#*           General Communication, Inc. Class A.....   342,555    5,271,922
*            Hawaiian Telcom Holdco, Inc.............    15,514      344,411
#            IDT Corp. Class B.......................   188,592    2,877,914
             Inteliquent, Inc........................   321,218    6,601,030
#*           Intelsat SA.............................    98,676      226,955
#*           Iridium Communications, Inc.............   190,546    1,711,103
#*           Lumos Networks Corp.....................   167,122    1,955,327
#*           ORBCOMM, Inc............................   568,790    6,023,486
#            Shenandoah Telecommunications Co........   477,357   19,609,826
             Spok Holdings, Inc......................   147,462    2,725,098
#*           Straight Path Communications, Inc.
               Class B...............................    56,353    1,027,879
             Telephone & Data Systems, Inc...........   568,743   17,909,717
#*           United States Cellular Corp.............    19,343      782,424
*            Vonage Holdings Corp.................... 1,731,197   10,265,998
                                                                ------------
Total Telecommunication Services.....................            132,868,892
                                                                ------------
Utilities -- (3.9%)
             ALLETE, Inc.............................   477,406   30,482,373
#            American States Water Co................   360,580   15,577,056
#            Artesian Resources Corp. Class A........    54,289    1,850,712
             Atlantic Power Corp.....................   249,339      628,334
#            Avista Corp.............................   607,553   26,428,556
#            Black Hills Corp........................   493,078   31,088,568
#            California Water Service Group..........   468,230   15,793,398
             Chesapeake Utilities Corp...............   143,928    9,221,467
#            Connecticut Water Service, Inc..........   105,500    5,385,775
             Consolidated Water Co., Ltd.............    45,451      610,407
             Delta Natural Gas Co., Inc..............    16,644      439,235
#*           Dynegy, Inc.............................   230,359    3,485,332
             El Paso Electric Co.....................   383,623   18,291,145
             Empire District Electric Co. (The)......   381,150   12,856,190
             Gas Natural, Inc........................    57,002      404,714
#            Genie Energy, Ltd. Class B..............    91,024      584,374
             Hawaiian Electric Industries, Inc.......   380,639   11,818,841
#            IDACORP, Inc............................   394,859   31,924,350
#            MGE Energy, Inc.........................   322,323   18,098,437
#            Middlesex Water Co......................   145,921    6,027,997
             New Jersey Resources Corp...............   805,384   29,992,500
#            Northwest Natural Gas Co................   270,386   17,558,867

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                      SHARES        VALUE+
                                                    ----------- ---------------
Utilities -- (Continued)
#            NorthWestern Corp.....................     473,811 $    28,779,280
#            NRG Yield, Inc. Class A...............     218,043       3,745,979
#            NRG Yield, Inc. Class C...............     361,653       6,488,055
#            ONE Gas, Inc..........................     487,221      31,649,876
#            Ormat Technologies, Inc...............     144,053       6,574,579
#            Otter Tail Corp.......................     356,097      12,409,980
#            Pattern Energy Group, Inc.............     651,287      15,871,864
             Piedmont Natural Gas Co., Inc.........     251,143      15,018,351
#            PNM Resources, Inc....................     784,721      26,963,014
             Portland General Electric Co..........     690,542      30,155,969
             RGC Resources, Inc....................       6,328         155,985
             SJW Corp..............................     192,937       8,172,811
#            South Jersey Industries, Inc..........     708,073      22,573,367
#            Southwest Gas Corp....................     436,198      33,805,345
#            Spark Energy, Inc. Class A............      49,961       1,238,533
#            Spire, Inc............................     432,728      30,031,323
*            Talen Energy Corp.....................      44,232         601,555
             Unitil Corp...........................     131,634       5,757,671
#            WGL Holdings, Inc.....................     427,325      30,250,337
#            York Water Co. (The)..................      97,029       3,050,592
                                                                ---------------
Total Utilities....................................                 601,843,094
                                                                ---------------
TOTAL COMMON STOCKS................................              12,681,333,455
                                                                ---------------
PREFERRED STOCKS -- (0.0%)

Other -- (0.0%)
(degrees)*   Enron TOPRS Escrow Shares.............      10,595              --
                                                                ---------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)*   Capital Bank Corp. Contingent Value
               Rights..............................       2,560              --
(degrees)#*  Leap Wireless International, Inc.
               Contingent Value Rights.............     246,684              --
TOTAL RIGHTS/WARRANTS..............................                          --
                                                                ---------------

                                                       FACE
                                                      AMOUNT
                                                      (000)
                                                    -----------
BONDS -- (0.0%)

Financials -- (0.0%)
             Capital Properties, Inc., 5.000%......       2,106           2,093
                                                                ---------------
TOTAL INVESTMENT SECURITIES........................              12,681,335,548
                                                                ---------------

                                                      SHARES
                                                    -----------
TEMPORARY CASH INVESTMENTS -- (1.0%)
             State Street Institutional Liquid
               Reserves, 0.457%.................... 153,646,427     153,646,427
                                                                ---------------
SECURITIES LENDING COLLATERAL -- (16.1%)
(S)@         DFA Short Term Investment Fund........ 212,337,160   2,456,740,946
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $12,848,357,833)^^.........................             $15,291,722,921
                                                                ===============

U.S. SMALL CAP PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                         ------------------------------------------------------
                             LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                         --------------- -------------- ------- ---------------
Common Stocks
   Consumer
     Discretionary...... $ 2,211,986,023 $        5,400   --    $ 2,211,991,423
   Consumer Staples.....     570,088,490             --   --        570,088,490
   Energy...............     463,359,117         13,690   --        463,372,807
   Financials...........   2,422,448,271             --   --      2,422,448,271
   Health Care..........   1,132,306,905             --   --      1,132,306,905
   Industrials..........   2,356,601,501             --   --      2,356,601,501
   Information
     Technology.........   2,103,491,460             --   --      2,103,491,460
   Materials............     686,320,612             --   --        686,320,612
   Other................              --             --   --                 --
   Telecommunication
     Services...........     132,868,892             --   --        132,868,892
   Utilities............     601,843,094             --   --        601,843,094
Preferred Stocks
   Other................              --             --   --                 --
Rights/Warrants.........              --             --   --                 --
Bonds
   Financials...........              --          2,093   --              2,093
Temporary Cash
  Investments...........     153,646,427             --   --        153,646,427
Securities Lending
  Collateral............              --  2,456,740,946   --      2,456,740,946
Futures Contracts**.....       3,423,662             --   --          3,423,662
                         --------------- --------------   --    ---------------
TOTAL................... $12,838,384,454 $2,456,762,129   --    $15,295,146,583
                         =============== ==============   ==    ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                           U.S. MICRO CAP PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                           SHARES     VALUE+
                                                          --------- -----------
COMMON STOCKS -- (86.6%)

Consumer Discretionary -- (14.6%)
#*          1-800-Flowers.com, Inc. Class A..............   353,138 $ 3,224,150
            A.H. Belo Corp. Class A......................   237,810   1,229,478
            Aaron's, Inc.................................    66,229   1,586,185
            AMCON Distributing Co........................     5,690     515,258
#*          America's Car-Mart, Inc......................   100,422   3,522,804
*           American Axle & Manufacturing Holdings,
              Inc........................................   725,447  12,630,032
*           American Public Education, Inc...............   140,171   4,014,497
#           Arctic Cat, Inc..............................   127,344   1,987,840
            Ark Restaurants Corp.........................    36,613     849,422
*           Asbury Automotive Group, Inc.................    17,393   1,057,494
#*          Ascent Capital Group, Inc. Class A...........    69,029   1,174,874
*           Ballantyne Strong, Inc.......................   100,209     523,091
#*          Barnes & Noble Education, Inc................   382,048   4,416,475
            Barnes & Noble, Inc..........................   556,631   7,280,733
#           Bassett Furniture Industries, Inc............    87,841   2,268,933
            Beasley Broadcast Group, Inc. Class A........    65,543     347,378
#*          Beazer Homes USA, Inc........................   119,800   1,148,882
#*          bebe stores, Inc.............................    27,339      21,595
#*          Belmond, Ltd. Class A........................   429,268   4,932,289
(degrees)*  Big 4 Ranch, Inc.............................    35,000          --
            Big 5 Sporting Goods Corp....................   199,918   2,111,134
*           Biglari Holdings, Inc........................        54      22,416
#*          BJ's Restaurants, Inc........................   260,317  10,110,712
#*          Black Diamond, Inc...........................   137,350     578,243
#           Blue Nile, Inc...............................   119,023   3,458,808
#           Bob Evans Farms, Inc.........................   243,111   8,941,623
#           Bon-Ton Stores, Inc. (The)...................   107,029     159,473
*           Boot Barn Holdings, Inc......................     5,304      57,071
            Bowl America, Inc. Class A...................    55,406     804,495
*           Bravo Brio Restaurant Group, Inc.............   151,302   1,243,702
*           Bridgepoint Education, Inc...................   144,422   1,029,729
*           Build-A-Bear Workshop, Inc...................   157,282   2,143,754
            Caleres, Inc.................................   491,222  12,928,963
            Callaway Golf Co............................. 1,028,425  11,004,147
*           Cambium Learning Group, Inc..................   100,129     484,624
            Canterbury Park Holding Corp.................    20,348     221,793
            Capella Education Co.........................   115,176   6,895,587
#*          Career Education Corp........................   514,383   3,554,387
*           Carmike Cinemas, Inc.........................   150,348   4,633,725
#*          Carriage Services, Inc.......................   194,678   4,732,622
*           Carrols Restaurant Group, Inc................   368,382   4,461,106
            Cato Corp. (The) Class A.....................   295,305  10,563,060
#*          Cavco Industries, Inc........................    82,961   8,244,664
#*          Central European Media Enterprises, Ltd.
              Class A....................................    37,076      85,646
*           Century Casinos, Inc.........................     9,163      58,460
#*          Century Communities, Inc.....................    20,439     361,770
*           Charles & Colvard, Ltd.......................    45,430      45,884
*           Cherokee, Inc................................    83,205     868,660
#           Chico's FAS, Inc.............................   877,505  10,538,835
#           Children's Place, Inc. (The).................   251,066  20,984,096
*           Christopher & Banks Corp.....................   206,719     419,640

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Consumer Discretionary -- (Continued)
#*  Chuy's Holdings, Inc................................. 160,315 $ 5,405,822
    Citi Trends, Inc..................................... 151,254   2,522,917
    Clear Channel Outdoor Holdings, Inc. Class A.........   2,038      14,246
    ClubCorp Holdings, Inc............................... 215,124   3,119,298
    Collectors Universe, Inc.............................  59,324   1,276,059
#*  Conn's, Inc.......................................... 289,244   2,056,525
*   Container Store Group, Inc. (The)....................   8,581      47,453
*   Cooper-Standard Holding, Inc......................... 108,578   9,560,293
#   Core-Mark Holding Co., Inc........................... 297,285  14,555,074
#*  Crocs, Inc........................................... 672,500   7,619,425
    CSS Industries, Inc..................................  52,055   1,369,567
    Culp, Inc............................................ 182,183   5,197,681
*   Cumulus Media, Inc. Class A.......................... 537,573     205,568
#*  Daily Journal Corp...................................     200      45,680
#*  Dave & Buster's Entertainment, Inc...................  49,254   2,191,803
#*  Deckers Outdoor Corp.................................   2,530     167,005
*   Del Frisco's Restaurant Group, Inc................... 146,793   2,190,152
#*  Del Taco Restaurants, Inc............................   6,265      65,845
*   Delta Apparel, Inc...................................  77,201   1,844,332
*   Denny's Corp......................................... 621,263   6,933,295
    Destination Maternity Corp...........................  92,280     518,614
#*  Destination XL Group, Inc............................ 384,755   1,985,336
#   DeVry Education Group, Inc...........................  15,977     355,808
    DineEquity, Inc...................................... 153,695  12,506,162
*   Dixie Group, Inc. (The).............................. 109,636     405,653
#*  Dorman Products, Inc.................................  67,485   4,298,794
    Dover Motorsports, Inc............................... 168,371     353,579
    Drew Industries, Inc................................. 214,073  19,611,228
#   DSW, Inc. Class A....................................  27,386     664,384
    Educational Development Corp.........................  36,900     495,936
#*  El Pollo Loco Holdings, Inc..........................  32,047     421,739
*   Eldorado Resorts, Inc................................  14,473     209,135
*   Emerson Radio Corp................................... 152,488      99,895
*   Emmis Communications Corp. Class A...................  20,642      80,710
#   Entercom Communications Corp. Class A................ 351,060   5,128,987
    Entravision Communications Corp. Class A............. 935,250   6,789,915
#*  Eros International P.L.C.............................  18,254     317,802
#   Escalade, Inc........................................  64,120     688,008
#   Ethan Allen Interiors, Inc........................... 318,756  11,070,396
*   EVINE Live, Inc...................................... 180,543     341,226
#*  EW Scripps Co. (The) Class A......................... 628,361  10,657,003
*   Express, Inc......................................... 699,061  10,457,953
#*  Famous Dave's of America, Inc........................  49,905     289,948
#*  Fiesta Restaurant Group, Inc......................... 287,433   6,421,253
#   Finish Line, Inc. (The) Class A...................... 525,227  11,413,183
#   Flanigan's Enterprises, Inc..........................  20,756     493,370
    Flexsteel Industries, Inc............................  54,856   2,254,582
*   Fox Factory Holding Corp............................. 276,336   5,302,888
#*  Francesca's Holdings Corp............................ 409,941   5,210,350
#   Fred's, Inc. Class A................................. 315,879   5,019,317
#*  FTD Cos., Inc........................................ 202,276   5,119,606
*   Full House Resorts, Inc..............................   3,377       6,045
*   Gaming Partners International Corp...................  13,461     128,553

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Consumer Discretionary -- (Continued)
            Gannett Co., Inc...............................  65,312 $   833,381
#*          Genesco, Inc...................................  99,643   6,917,217
#*          Gentherm, Inc.................................. 375,676  12,607,687
#*          Global Eagle Entertainment, Inc................  16,897     138,555
#*          Gordmans Stores, Inc...........................  26,979      32,375
*           Gray Television, Inc........................... 529,475   5,241,802
*           Gray Television, Inc. Class A..................  41,200     397,580
*           Green Brick Partners, Inc......................  29,752     210,049
#           Guess?, Inc....................................  60,413     889,279
            Harte-Hanks, Inc............................... 457,860     760,048
#           Haverty Furniture Cos., Inc.................... 166,208   3,063,213
            Haverty Furniture Cos., Inc. Class A...........  18,855     355,700
*           Helen of Troy, Ltd............................. 138,076  13,753,750
#*          hhgregg, Inc................................... 146,876     305,502
#*          Hibbett Sports, Inc............................ 126,069   4,402,329
            Hooker Furniture Corp..........................  87,994   2,035,301
*           Horizon Global Corp............................ 134,691   1,757,718
*           Ignite Restaurant Group, Inc...................   1,506       2,123
*           Insignia Systems, Inc..........................  51,150     112,018
#*          Installed Building Products, Inc............... 178,094   6,381,108
            International Speedway Corp. Class A...........  61,043   2,061,422
            Interval Leisure Group, Inc....................  88,497   1,591,176
*           Intrawest Resorts Holdings, Inc................  35,947     522,669
#*          iRobot Corp.................................... 235,496   8,930,008
*           Isle of Capri Casinos, Inc.....................  65,348   1,223,968
*           J Alexander's Holdings, Inc....................  10,670     102,112
*           Jaclyn, Inc....................................  20,127     114,724
#*          JAKKS Pacific, Inc............................. 155,145   1,430,437
#*          Jamba, Inc..................................... 154,075   1,664,010
#           Johnson Outdoors, Inc. Class A.................  65,549   1,995,967
*           K12, Inc....................................... 175,234   2,169,397
#           KB Home........................................ 406,777   6,386,399
#*          Kirkland's, Inc................................ 186,548   2,842,991
#*          Kona Grill, Inc................................  73,019     912,737
*           Koss Corp...................................... 115,135     237,178
*           La Quinta Holdings, Inc........................  11,228     138,890
            La-Z-Boy, Inc.................................. 582,277  17,596,411
*           Lakeland Industries, Inc.......................  41,792     423,771
(degrees)*  Lazare Kaplan International, Inc...............  81,643      45,924
            Libbey, Inc.................................... 250,863   4,688,629
            Liberty Tax, Inc...............................   1,415      19,612
*           Liberty TripAdvisor Holdings, Inc. Class A.....  46,693   1,105,223
            Lifetime Brands, Inc........................... 109,290   1,463,393
*           Lindblad Expeditions Holdings, Inc.............  17,254     171,505
#*          Loral Space & Communications, Inc..............   6,795     238,708
*           Luby's, Inc.................................... 247,470   1,148,261
#*          M/I Homes, Inc................................. 191,445   4,317,085
#*          Malibu Boats, Inc. Class A.....................  40,798     556,485
            Marcus Corp. (The)............................. 177,045   3,921,547
            Marine Products Corp........................... 333,731   3,046,964
#*          MarineMax, Inc................................. 193,869   3,916,154
#*          McClatchy Co. (The) Class A....................  35,627     689,026
#           MDC Holdings, Inc.............................. 337,986   8,895,791

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Consumer Discretionary -- (Continued)
#*  Meritage Homes Corp..................................  74,993 $ 2,728,995
*   Modine Manufacturing Co.............................. 365,500   3,508,800
*   Monarch Casino & Resort, Inc.........................  36,841     859,501
#*  Motorcar Parts of America, Inc....................... 189,618   5,314,993
#   Movado Group, Inc.................................... 173,048   3,909,154
*   MSG Networks, Inc. Class A........................... 371,125   5,956,556
    NACCO Industries, Inc. Class A.......................  39,347   2,214,056
*   Nathan's Famous, Inc.................................  55,586   2,699,812
    National American University Holdings, Inc...........     584       1,139
    National CineMedia, Inc.............................. 628,779   9,796,377
*   Nautilus, Inc........................................ 354,120   6,671,621
    New Media Investment Group, Inc......................  22,648     399,964
*   New York & Co., Inc.................................. 629,975   1,171,753
#   Nexstar Broadcasting Group, Inc. Class A............. 279,308  14,119,019
*   Nobility Homes, Inc..................................  40,514     611,761
#*  Noodles & Co.........................................   2,395      17,699
    Nutrisystem, Inc..................................... 341,924  10,114,112
*   Ollie's Bargain Outlet Holdings, Inc.................   4,106     107,331
#*  Overstock.com, Inc................................... 107,168   1,746,838
    Oxford Industries, Inc............................... 189,367  10,828,005
    P&F Industries, Inc. Class A.........................   6,745      62,661
#*  Papa Murphy's Holdings, Inc..........................   1,900      13,300
*   Pegasus Cos., Inc. (The).............................     566     161,876
#*  Penn National Gaming, Inc............................ 102,419   1,538,333
*   Perfumania Holdings, Inc.............................  56,683     130,371
*   Perry Ellis International, Inc....................... 116,950   2,505,069
#   PetMed Express, Inc.................................. 201,039   4,167,538
#   Pier 1 Imports, Inc.................................. 482,464   2,470,216
#*  Popeyes Louisiana Kitchen, Inc....................... 268,854  15,399,957
*   Potbelly Corp........................................  76,852   1,001,382
*   QEP Co., Inc.........................................  31,941     580,528
#*  Radio One, Inc. Class D.............................. 313,686   1,003,795
#*  Rave Restaurant Group, Inc...........................  27,163      96,429
    RCI Hospitality Holdings, Inc........................  60,552     644,879
*   Reading International, Inc. Class A.................. 139,284   1,915,155
#*  Reading International, Inc. Class B..................  11,620     170,814
*   Red Lion Hotels Corp................................. 153,291   1,217,131
#*  Red Robin Gourmet Burgers, Inc....................... 153,073   7,402,610
*   Regis Corp........................................... 365,059   4,906,393
#   Rent-A-Center, Inc...................................  10,544     113,875
    Rocky Brands, Inc....................................  55,746     611,534
#*  Ruby Tuesday, Inc.................................... 448,164   1,810,583
    Ruth's Hospitality Group, Inc........................ 392,548   6,268,992
#   Saga Communications, Inc. Class A....................  51,688   2,120,242
    Salem Media Group, Inc............................... 167,900   1,271,003
#   Scholastic Corp......................................   3,144     129,218
*   Sears Hometown and Outlet Stores, Inc................   7,887      54,263
#   SeaWorld Entertainment, Inc.......................... 375,012   5,775,185
#*  Select Comfort Corp.................................. 496,809  11,853,863
*   Sequential Brands Group, Inc.........................  14,090     114,552
#*  Shake Shack, Inc. Class A............................  15,948     638,079
#*  Shiloh Industries, Inc............................... 147,392   1,428,228
#   Shoe Carnival, Inc................................... 155,992   4,104,149

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Consumer Discretionary -- (Continued)
#*  Shutterfly, Inc...................................... 238,109 $12,665,018
*   Sizmek, Inc.......................................... 187,558     512,033
*   Skullcandy, Inc...................................... 177,023   1,083,381
#*  Skyline Corp.........................................  74,294     684,991
#*  Smith & Wesson Holding Corp.......................... 484,527  14,269,320
#   Sonic Automotive, Inc. Class A....................... 388,350   7,060,203
#   Sonic Corp........................................... 598,492  16,105,420
*   Spanish Broadcasting System, Inc. Class A............  36,748     132,660
    Spartan Motors, Inc.................................. 187,520   1,592,045
#   Speedway Motorsports, Inc............................ 237,677   4,199,753
*   Sportsman's Warehouse Holdings, Inc..................  96,970     987,155
#   Stage Stores, Inc.................................... 214,362   1,271,167
    Standard Motor Products, Inc......................... 255,634  10,721,290
*   Stanley Furniture Co., Inc...........................  51,183     125,398
#   Stein Mart, Inc...................................... 351,125   3,019,675
*   Stoneridge, Inc...................................... 262,210   4,373,663
#   Strattec Security Corp...............................  29,752   1,326,939
#*  Strayer Education, Inc...............................  81,149   3,710,132
    Sturm Ruger & Co., Inc............................... 188,890  12,844,520
    Superior Industries International, Inc............... 231,847   7,085,244
#   Superior Uniform Group, Inc.......................... 112,846   1,813,435
*   Sypris Solutions, Inc................................ 166,119     146,185
*   Tandy Leather Factory, Inc........................... 101,284     723,168
*   Tile Shop Holdings, Inc..............................  47,054     802,271
#*  Tilly's, Inc. Class A................................  47,149     268,278
    Time, Inc............................................ 268,289   4,381,159
*   TopBuild Corp........................................  97,353   3,676,049
    Tower International, Inc............................. 151,003   3,485,149
*   Town Sports International Holdings, Inc..............  84,473     207,804
*   Townsquare Media, Inc. Class A.......................   2,259      18,479
*   Trans World Entertainment Corp....................... 218,126     774,347
    tronc, Inc...........................................   3,971      59,525
#*  Tuesday Morning Corp................................. 303,168   2,391,995
#*  Tumi Holdings, Inc................................... 180,811   4,836,694
*   UCP, Inc. Class A....................................  40,030     336,252
*   Unifi, Inc........................................... 158,494   4,284,093
#*  Universal Electronics, Inc........................... 170,277  13,169,223
#   Universal Technical Institute, Inc................... 194,789     461,650
*   US Auto Parts Network, Inc........................... 114,653     468,931
#*  Vera Bradley, Inc.................................... 265,062   3,859,303
#*  Vince Holding Corp...................................  88,717     443,585
#*  Vitamin Shoppe, Inc.................................. 293,412   8,585,235
*   VOXX International Corp.............................. 167,348     443,472
*   WCI Communities, Inc.................................  36,933     621,582
#*  West Marine, Inc..................................... 182,402   1,597,842
#   Weyco Group, Inc..................................... 109,555   3,060,967
#*  William Lyon Homes Class A...........................  88,438   1,534,399
#   Winmark Corp.........................................  54,273   5,458,236
#   Winnebago Industries, Inc............................ 304,017   7,223,444
#*  ZAGG, Inc............................................ 237,796   1,505,249

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                          SHARES     VALUE+
                                                          ------- ------------
Consumer Discretionary -- (Continued)
#*  Zumiez, Inc.......................................... 245,851 $  4,174,550
                                                                  ------------
Total Consumer Discretionary.............................          873,793,193
                                                                  ------------
Consumer Staples -- (3.3%)
#   Alico, Inc...........................................  67,264    1,989,669
#*  Alliance One International, Inc......................  70,213    1,214,685
#   Andersons, Inc. (The)................................ 255,346    9,442,695
#*  Bridgford Foods Corp.................................  72,953      999,456
#   Calavo Growers, Inc.................................. 179,444   11,803,826
*   CCA Industries, Inc..................................  35,363      112,985
*   Central Garden & Pet Co..............................  75,174    1,823,721
*   Central Garden & Pet Co. Class A..................... 313,113    7,135,845
#*  Chefs' Warehouse, Inc. (The)......................... 103,518    1,671,816
#   Coca-Cola Bottling Co. Consolidated..................  73,233   10,429,111
#*  Coffee Holding Co., Inc..............................  14,908       85,572
#*  Craft Brew Alliance, Inc.............................  92,890    1,090,529
#   Dean Foods Co........................................ 598,629   11,050,691
#*  Farmer Brothers Co................................... 109,477    3,357,660
    Golden Enterprises, Inc..............................  99,219    1,175,745
#   Ingles Markets, Inc. Class A......................... 153,902    5,976,015
#   Inter Parfums, Inc................................... 294,220    9,573,919
#*  Inventure Foods, Inc.................................  51,016      439,758
#   John B. Sanfilippo & Son, Inc........................  70,010    3,267,367
#*  Landec Corp.......................................... 244,046    2,806,529
#*  Lifevantage Corp.....................................   5,000       69,950
*   Lifeway Foods, Inc................................... 149,735    1,495,853
#   Limoneira Co.........................................   2,685       47,498
#*  Mannatech, Inc.......................................  10,017      182,910
    Medifast, Inc........................................ 133,630    4,706,449
#   MGP Ingredients, Inc................................. 124,530    5,354,790
#*  National Beverage Corp............................... 366,695   21,033,625
*   Natural Alternatives International, Inc..............  70,731      753,992
#*  Natural Grocers by Vitamin Cottage, Inc..............  47,323      647,852
#   Natural Health Trends Corp...........................   4,297      144,336
#   Nature's Sunshine Products, Inc...................... 152,000    1,793,600
*   Nutraceutical International Corp.....................  60,190    1,543,272
    Oil-Dri Corp. of America.............................  56,286    2,107,911
#*  Omega Protein Corp................................... 159,161    3,584,306
#   Orchids Paper Products Co............................  64,198    1,971,521
*   Primo Water Corp.....................................  89,482    1,071,994
*   Reliv International, Inc.............................  13,300       12,365
*   Revlon, Inc. Class A................................. 306,013   10,860,401
    Rocky Mountain Chocolate Factory, Inc................  70,128      744,058
    Scope Industries.....................................   7,717      802,568
*   Seneca Foods Corp. Class A...........................  34,695    1,359,003
*   Seneca Foods Corp. Class B...........................  11,120      455,920
*   Smart & Final Stores, Inc............................   6,910       95,289
    SpartanNash Co....................................... 316,634    9,973,971
*   SUPERVALU, Inc....................................... 158,198      772,006
*   Tofutti Brands, Inc..................................  20,804       57,211
    United-Guardian, Inc.................................  39,576      561,188
#   Universal Corp....................................... 107,958    6,402,989
#*  USANA Health Sciences, Inc...........................  82,081   11,271,363

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                          SHARES     VALUE+
                                                          ------- ------------
Consumer Staples -- (Continued)
#   Village Super Market, Inc. Class A...................  69,246 $  2,190,943
#   WD-40 Co............................................. 154,444   17,757,971
    Weis Markets, Inc....................................   5,944      307,126
                                                                  ------------
Total Consumer Staples...................................          195,581,825
                                                                  ------------
Energy -- (1.8%)
#*  Abraxas Petroleum Corp............................... 387,772      449,815
    Adams Resources & Energy, Inc........................  38,954    1,179,138
#   Alon USA Energy, Inc................................. 500,352    3,537,489
    AMEN Properties, Inc.................................     123       51,660
#*  Approach Resources, Inc..............................  22,469       37,299
*   Barnwell Industries, Inc.............................  68,834      102,563
#*  Basic Energy Services, Inc........................... 271,544      190,081
#*  Bill Barrett Corp.................................... 200,043    1,194,257
#*  Bonanza Creek Energy, Inc............................   3,720        2,987
#*  Callon Petroleum Co.................................. 575,304    6,552,713
#*  Clayton Williams Energy, Inc......................... 106,541    4,017,661
*   Clean Energy Fuels Corp.............................. 322,672      964,789
#*  Cloud Peak Energy, Inc............................... 368,334    1,256,019
#*  Contango Oil & Gas Co................................ 143,392    1,323,508
*   Dawson Geophysical Co................................ 149,680    1,115,116
#   DHT Holdings, Inc.................................... 596,345    2,778,968
#*  Dorian LPG, Ltd......................................   8,460       52,198
*   Eclipse Resources Corp...............................  31,753      100,022
*   ENGlobal Corp........................................ 157,090      232,493
*   Era Group, Inc.......................................  36,497      320,444
#   Evolution Petroleum Corp.............................  43,060      234,677
#*  Fairmount Santrol Holdings, Inc......................  14,434       98,873
#*  Forum Energy Technologies, Inc....................... 391,750    6,397,277
    GasLog, Ltd..........................................   3,624       48,453
#*  Gastar Exploration, Inc.............................. 238,918      218,825
#*  Geospace Technologies Corp...........................  69,429    1,145,578
#   Green Plains, Inc.................................... 255,426    5,793,062
    Gulf Island Fabrication, Inc......................... 100,781      852,607
#*  Gulfmark Offshore, Inc. Class A...................... 112,621      326,601
#   Hallador Energy Co...................................   1,400        7,574
#*  Harvest Natural Resources, Inc.......................  12,929        7,499
*   Helix Energy Solutions Group, Inc.................... 449,822    3,571,587
#*  HKN, Inc.............................................   1,132       16,272
#*  Hornbeck Offshore Services, Inc......................   6,673       53,250
#*  ION Geophysical Corp.................................  68,868      345,029
*   Jones Energy, Inc. Class A...........................  20,939       77,474
#*  Matador Resources Co................................. 117,213    2,472,022
*   Matrix Service Co.................................... 291,555    4,831,066
*   McDermott International, Inc......................... 281,933    1,460,413
*   Mexco Energy Corp....................................     709        2,031
*   Mitcham Industries, Inc..............................  85,359      286,806
*   Natural Gas Services Group, Inc......................  69,262    1,739,169
#*  Newpark Resources, Inc............................... 826,068    5,220,750
#*  Nordic American Offshore, Ltd........................     571        2,450
#   Nordic American Tankers, Ltd.........................  66,007      811,886
#*  Northern Oil and Gas, Inc............................ 158,107      626,104
#*  Oasis Petroleum, Inc................................. 317,502    2,413,015

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Energy -- (Continued)
#*           Oil States International, Inc..............   153,380 $  4,742,510
             Overseas Shipholding Group, Inc. Class A...     3,457       44,215
#*           Pacific Ethanol, Inc.......................        31          212
#            Panhandle Oil and Gas, Inc. Class A........   130,941    2,142,195
#*           Par Pacific Holdings, Inc..................    40,670      610,050
*            Parker Drilling Co.........................   890,461    1,843,254
#*           PetroQuest Energy, Inc.....................    52,324      169,006
#*           PHI, Inc. Non-voting.......................   108,226    2,090,926
*            PHI, Inc. Voting...........................     9,745      189,394
*            Pioneer Energy Services Corp...............   500,161    1,575,507
#*           Renewable Energy Group, Inc................   262,565    2,560,009
#*           REX American Resources Corp................    53,577    3,525,367
#*           RigNet, Inc................................    48,605      580,830
*            Ring Energy, Inc...........................    14,041      111,485
             Scorpio Tankers, Inc.......................   437,928    2,084,537
#*           SEACOR Holdings, Inc.......................    14,820      837,626
#            SemGroup Corp. Class A.....................    33,425      967,988
#            Ship Finance International, Ltd............       912       13,771
#*           Synergy Resources Corp..................... 1,130,429    7,359,093
(degrees)#*  Syntroleum Corp............................    44,574       50,518
#            Teekay Tankers, Ltd. Class A...............   401,824    1,185,381
             Tesco Corp.................................   302,542    1,999,803
*            TETRA Technologies, Inc....................   658,652    3,958,498
#*           Triangle Petroleum Corp....................    82,283       17,650
#*           Unit Corp..................................   110,550    1,381,875
#*           Vaalco Energy, Inc.........................   525,082      446,845
#*           W&T Offshore, Inc..........................    54,743      108,939
*            Willbros Group, Inc........................   277,541      568,959
                                                                   ------------
Total Energy............................................            105,686,013
                                                                   ------------
Financials -- (18.1%)
#*           1st Constitution Bancorp...................    17,977      223,095
#            1st Source Corp............................   217,852    7,322,006
             A-Mark Precious Metals, Inc................    70,858    1,208,837
#            Access National Corp.......................    61,197    1,360,409
             Alexander & Baldwin, Inc...................    17,404      685,718
#*           Altisource Asset Management Corp...........     6,503       83,629
*            Altisource Portfolio Solutions SA..........    22,368      520,280
*            Ambac Financial Group, Inc.................   240,985    4,381,107
*            American Independence Corp.................     3,596       88,821
#            American National Bankshares, Inc..........    54,415    1,428,938
*            American River Bankshares..................    20,521      209,519
#            Ameris Bancorp.............................   321,704   10,667,705
             AMERISAFE, Inc.............................   192,720   11,279,902
#            AmeriServ Financial, Inc...................   189,054      587,958
*            Anchor Bancorp, Inc........................       800       20,800
#            Argo Group International Holdings, Ltd.....    63,585    3,299,426
#            Arrow Financial Corp.......................   124,011    3,917,508
             Associated Capital Group, Inc. Class A.....       762       22,776
*            Asta Funding, Inc..........................    53,751      580,511
             Astoria Financial Corp.....................   782,419   11,478,087
             Atlantic American Corp.....................     7,131       28,809
*            Atlantic Coast Financial Corp..............       738        4,428

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Financials -- (Continued)
*   Atlanticus Holdings Corp............................. 140,864 $   421,183
*   Atlas Financial Holdings, Inc........................  38,816     668,023
#   Auburn National Bancorporation, Inc..................  11,571     325,377
#*  AV Homes, Inc........................................  92,121   1,319,173
    Baldwin & Lyons, Inc. Class A........................   3,548      87,902
    Baldwin & Lyons, Inc. Class B........................  90,872   2,407,199
#   Banc of California, Inc.............................. 331,196   7,345,927
    BancFirst Corp....................................... 119,896   7,861,581
    Bancorp of New Jersey, Inc...........................   1,246      13,843
#*  Bancorp, Inc. (The).................................. 264,991   1,404,452
#   Bank Mutual Corp..................................... 238,679   1,823,508
    Bank of Commerce Holdings............................  19,956     131,310
#   Bank of Marin Bancorp................................   1,712      84,881
#   BankFinancial Corp................................... 211,872   2,584,838
    Banner Corp.......................................... 227,152   9,481,324
#   Bar Harbor Bankshares................................  40,492   1,485,247
#*  BBX Capital Corp. Class A............................  11,845     229,082
#   BCB Bancorp, Inc.....................................  54,608     577,207
#   Bear State Financial, Inc............................  50,526     482,018
    Beneficial Bancorp, Inc.............................. 420,895   5,707,336
    Berkshire Bancorp, Inc...............................  10,471      81,726
    Berkshire Hills Bancorp, Inc......................... 217,727   5,741,461
#   Blue Hills Bancorp, Inc..............................  36,207     515,950
    BNC Bancorp.......................................... 139,963   3,395,502
#*  BofI Holding, Inc.................................... 689,616  11,599,341
    Boston Private Financial Holdings, Inc............... 912,822  11,063,403
#   Bridge Bancorp, Inc..................................  49,441   1,439,228
    Brookline Bancorp, Inc............................... 663,578   7,558,153
#   Bryn Mawr Bank Corp.................................. 129,025   3,784,303
*   BSB Bancorp, Inc.....................................     612      14,076
    C&F Financial Corp...................................  14,164     647,153
#   Calamos Asset Management, Inc. Class A............... 147,909   1,029,447
#   California First National Bancorp....................  81,133   1,179,674
#   Camden National Corp.................................  79,623   3,462,008
#   Capital Bank Financial Corp. Class A................. 160,508   4,797,584
#   Capital City Bank Group, Inc......................... 145,010   2,075,093
    Cardinal Financial Corp.............................. 339,821   8,753,789
*   Carolina Bank Holdings, Inc..........................   4,335      80,024
*   Carver Bancorp, Inc..................................     300       1,290
*   Cascade Bancorp...................................... 162,711     917,690
    Cash America International, Inc...................... 261,915  11,223,058
    CenterState Banks, Inc............................... 253,244   4,219,045
    Central Pacific Financial Corp....................... 177,725   4,359,594
    Central Valley Community Bancorp.....................   2,221      33,204
    Century Bancorp, Inc. Class A........................  18,900     825,174
    Charter Financial Corp...............................  22,263     290,310
    Chemical Financial Corp.............................. 290,513  12,021,428
#   Chicopee Bancorp, Inc................................  26,112     490,383
#   Citizens & Northern Corp.............................  13,330     284,062
    Citizens Community Bancorp, Inc......................   4,432      44,940
    Citizens First Corp..................................   1,442      21,659
    Citizens Holding Co..................................   9,925     219,541
#*  Citizens, Inc........................................ 389,685   3,253,870

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Financials -- (Continued)
#   City Holding Co...................................... 161,216 $ 7,528,787
*   CKX Lands, Inc.......................................  14,943     168,557
#   Clifton Bancorp, Inc................................. 124,322   1,862,344
#   CNB Financial Corp...................................  60,872   1,123,088
#   CoBiz Financial, Inc................................. 288,420   3,561,987
    Codorus Valley Bancorp, Inc..........................  12,698     269,325
    Cohen & Steers, Inc..................................  41,967   1,808,778
*   Colony Bankcorp, Inc.................................  37,943     365,771
#   Columbia Banking System, Inc......................... 385,842  11,698,729
#   Community Bank System, Inc........................... 313,628  13,840,404
*   Community Bankers Trust Corp.........................   2,000      10,420
#   Community Trust Bancorp, Inc......................... 151,707   5,276,369
    Community West Bancshares............................  12,713      96,110
*   CommunityOne Bancorp.................................     216       2,812
#   ConnectOne Bancorp, Inc.............................. 165,833   2,804,236
#   Consolidated-Tomoka Land Co..........................  52,512   2,569,412
*   Consumer Portfolio Services, Inc..................... 186,718     791,684
#*  Cowen Group, Inc. Class A............................ 350,148   1,092,462
    Crawford & Co. Class A............................... 281,599   2,520,311
#   Crawford & Co. Class B............................... 145,019   1,592,309
*   CU Bancorp...........................................  11,635     276,448
#*  Customers Bancorp, Inc............................... 174,656   4,495,645
#   CVB Financial Corp................................... 226,810   3,731,025
#   Diamond Hill Investment Group, Inc...................   1,011     193,091
    Dime Community Bancshares, Inc....................... 345,374   5,974,970
    Donegal Group, Inc. Class A.......................... 171,699   2,776,373
    Donegal Group, Inc. Class B..........................  34,951     557,119
    Eagle Bancorp Montana, Inc...........................     578       7,728
#*  Eagle Bancorp, Inc...................................  73,608   3,794,492
    Eastern Virginia Bankshares, Inc.....................   8,084      60,873
#*  eHealth, Inc......................................... 137,917   1,317,107
    EMC Insurance Group, Inc............................. 173,655   4,815,453
#*  Emergent Capital, Inc................................   5,262      19,522
    Employers Holdings, Inc.............................. 293,066   8,358,242
#*  Encore Capital Group, Inc............................ 304,812   7,440,461
#*  Enova International, Inc............................. 105,603     959,931
#   Enterprise Bancorp, Inc..............................  37,906     897,235
    Enterprise Financial Services Corp................... 105,027   3,020,577
    ESSA Bancorp, Inc....................................  55,542     786,475
    Evans Bancorp, Inc...................................  11,667     297,392
*   Ezcorp, Inc. Class A................................. 193,952   1,757,205
#   Farmers Capital Bank Corp............................  23,970     708,074
    Farmers National Banc Corp...........................  12,366     118,095
    FBL Financial Group, Inc. Class A.................... 265,758  16,575,326
*   FCB Financial Holdings, Inc. Class A................. 171,333   5,991,515
    Federal Agricultural Mortgage Corp. Class A..........   4,200     168,462
    Federal Agricultural Mortgage Corp. Class C..........  74,349   2,857,232
    Federated National Holding Co........................ 140,593   2,945,423
#   Fidelity & Guaranty Life.............................   4,825     105,475
    Fidelity Southern Corp............................... 151,003   2,598,762
    Financial Institutions, Inc..........................  89,659   2,411,827
*   First Acceptance Corp................................  59,247      90,055
#*  First BanCorp(318672706)............................. 607,820   2,789,894

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Financials -- (Continued)
            First Bancorp(318910106)....................... 146,984 $ 2,751,540
#           First Bancorp, Inc.............................  75,858   1,672,669
*           First Bancshares, Inc..........................   2,763      26,939
            First Bancshares, Inc. (The)...................   4,544      79,747
            First Busey Corp............................... 296,830   6,687,580
#           First Business Financial Services, Inc.........  21,880     518,775
#           First Cash Financial Services, Inc............. 205,833  10,561,291
            First Commonwealth Financial Corp.............. 752,663   7,263,198
            First Community Bancshares, Inc................ 116,227   2,665,085
#           First Connecticut Bancorp., Inc................  36,715     591,112
#           First Defiance Financial Corp..................  69,039   2,878,236
            First Financial Bancorp........................ 503,643  10,732,632
#           First Financial Corp...........................  94,531   3,620,537
            First Financial Northwest, Inc.................  53,127     742,715
*           First Foundation, Inc..........................   6,657     158,503
#           First Interstate BancSystem, Inc. Class A...... 192,963   5,603,646
#*          First Marblehead Corp. (The)...................   4,947      24,636
            First Merchants Corp........................... 302,605   7,928,251
            First Midwest Bancorp, Inc..................... 748,405  13,972,721
#*          First NBC Bank Holding Co......................  58,827   1,119,478
#           First of Long Island Corp. (The)...............  24,680     749,038
(degrees)*  First Place Financial Corp..................... 153,683          --
            First South Bancorp, Inc.......................  59,381     570,651
*           First United Corp..............................  31,308     313,080
*           Flagstar Bancorp, Inc.......................... 275,390   7,273,050
            Flushing Financial Corp........................ 236,756   5,282,026
#*          FNFV Group.....................................  65,785     784,815
#*          Forestar Group, Inc............................ 350,299   4,301,672
#*          FRP Holdings, Inc..............................  91,354   3,323,459
#           Gain Capital Holdings, Inc..................... 184,703   1,241,204
            GAMCO Investors, Inc. Class A..................  21,207     724,007
#*          Genworth Financial, Inc. Class A............... 171,929     491,717
#           German American Bancorp, Inc...................  80,821   2,747,914
*           Global Indemnity P.L.C.........................  57,944   1,740,058
#           Great Southern Bancorp, Inc....................  90,458   3,545,954
            Great Western Bancorp, Inc.....................  22,614     750,106
#*          Green Bancorp, Inc.............................     788       7,707
*           Green Dot Corp. Class A........................ 408,210   9,878,682
#           Greenhill & Co., Inc........................... 229,148   4,544,005
#*          Greenlight Capital Re, Ltd. Class A............ 254,444   5,249,180
            Griffin Industrial Realty, Inc.................  48,979   1,576,634
            Guaranty Bancorp...............................  91,878   1,549,982
            Guaranty Federal Bancshares, Inc...............  17,335     279,440
*           Hallmark Financial Services, Inc............... 118,697   1,259,375
#*          Hampton Roads Bankshares, Inc..................   3,198       6,556
            Hanmi Financial Corp........................... 336,723   8,256,448
            Hawthorn Bancshares, Inc.......................   6,699      93,317
#           HCI Group, Inc................................. 120,838   3,644,474
            Heartland Financial USA, Inc................... 149,919   5,505,026
            Hennessy Advisors, Inc.........................     656      22,763
            Heritage Commerce Corp......................... 168,995   1,771,068
#           Heritage Financial Corp........................ 178,928   3,124,083
#           Heritage Insurance Holdings, Inc...............  85,013   1,053,311

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
#   Heritage Oaks Bancorp................................     8,845 $    71,998
    HFF, Inc. Class A....................................   396,389  11,182,134
#   Hingham Institution for Savings......................    14,511   1,900,941
*   HMN Financial, Inc...................................    37,346     513,881
#   Home Bancorp, Inc....................................     4,852     140,417
*   HomeStreet, Inc......................................   109,005   2,430,812
#*  HomeTrust Bancshares, Inc............................    36,038     662,378
*   Hope Bancorp, Inc....................................   862,482  13,256,348
    HopFed Bancorp, Inc..................................    18,198     207,275
    Horace Mann Educators Corp...........................   408,077  13,948,072
#   Horizon Bancorp......................................    46,539   1,280,753
#*  Impac Mortgage Holdings, Inc.........................     1,100      19,085
#   Independence Holding Co..............................    72,543   1,262,974
    Independent Bank Corp.(453836108)....................   226,516  11,373,368
    Independent Bank Corp.(453838609)....................    34,130     524,919
#   Independent Bank Group, Inc..........................    29,063   1,228,202
    Infinity Property & Casualty Corp....................   123,356  10,120,126
#*  InterGroup Corp. (The)...............................     6,000     144,060
    International Bancshares Corp........................    20,877     572,447
#*  INTL. FCStone, Inc...................................   128,190   3,735,457
#   Investment Technology Group, Inc.....................   182,620   3,049,754
    Investors Title Co...................................    21,120   2,122,560
#   James River Group Holdings, Ltd......................    11,909     400,857
#*  JW Mays, Inc.........................................     2,700     126,225
*   KCG Holdings, Inc. Class A...........................   303,944   4,598,673
    Kearny Financial Corp................................   322,501   4,198,963
#   Kentucky First Federal Bancorp.......................    38,012     313,979
    Kingstone Cos., Inc..................................     7,739      67,716
#*  Ladenburg Thalmann Financial Services, Inc...........   174,398     425,531
    Lake Shore Bancorp, Inc..............................     3,521      47,041
#   Lake Sunapee Bank Group..............................    21,740     400,886
    Lakeland Bancorp, Inc................................   241,763   2,879,397
#   Lakeland Financial Corp..............................   141,847   7,283,843
    Landmark Bancorp, Inc................................    15,559     400,644
    LegacyTexas Financial Group, Inc.....................   450,406  12,845,579
#*  LendingTree, Inc.....................................    70,500   7,119,090
    Macatawa Bank Corp...................................   203,595   1,577,861
    Mackinac Financial Corp..............................    42,649     496,861
*   Magyar Bancorp, Inc..................................    15,818     154,700
#   Maiden Holdings, Ltd.................................   542,900   7,584,313
    MainSource Financial Group, Inc......................   167,393   3,727,842
*   Malvern Bancorp, Inc.................................     8,513     133,314
    Manning & Napier, Inc................................    25,587     199,323
#*  Marcus & Millichap, Inc..............................    26,956     722,151
#   Marlin Business Services Corp........................    74,254   1,363,303
*   Maui Land & Pineapple Co., Inc.......................    49,270     332,573
#*  MBIA, Inc............................................ 1,060,367   8,949,497
    MBT Financial Corp...................................    61,310     551,177
    Mercantile Bank Corp.................................    62,637   1,577,200
#   Merchants Bancshares, Inc............................    61,287   1,947,701
    Meridian Bancorp, Inc................................   301,676   4,434,637
    Meta Financial Group, Inc............................    54,491   2,980,113
    Mid Penn Bancorp, Inc................................     7,759     128,411

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Financials -- (Continued)
#   MidSouth Bancorp, Inc................................  60,911 $   640,175
#   MidWestOne Financial Group, Inc......................  17,469     505,728
#   Moelis & Co. Class A.................................  15,290     380,568
#*  MSB Financial Corp...................................   3,072      40,243
    MutualFirst Financial, Inc...........................  39,230   1,127,078
    National Bank Holdings Corp. Class A................. 163,003   3,264,950
#   National Interstate Corp............................. 144,360   4,681,595
    National Security Group, Inc. (The)..................  12,602     244,479
#   National Western Life Group, Inc. Class A............  12,021   2,273,652
    Navigators Group, Inc. (The).........................  84,679   7,931,882
#   NBT Bancorp, Inc..................................... 335,246   9,997,036
    Nelnet, Inc. Class A.................................  55,728   2,251,968
#*  NewStar Financial, Inc............................... 201,137   2,055,620
*   Nicholas Financial, Inc..............................  43,559     465,210
*   NMI Holdings, Inc. Class A...........................  90,846     570,513
    Northeast Bancorp....................................   4,362      48,113
    Northfield Bancorp, Inc.............................. 363,452   5,426,338
    Northrim BanCorp, Inc................................  45,974   1,305,662
#   Northwest Bancshares, Inc............................ 856,169  12,765,480
#   Norwood Financial Corp...............................  10,591     296,760
    Ocean Shore Holding Co...............................  20,561     451,931
#   OceanFirst Financial Corp............................ 190,710   3,596,791
    OFG Bancorp.......................................... 354,642   3,762,752
#   Ohio Valley Banc Corp................................  16,910     368,131
#   Old Line Bancshares, Inc.............................  22,285     426,535
    Old National Bancorp................................. 712,189   9,372,407
#   Old Second Bancorp, Inc.............................. 124,171     937,491
#   OM Asset Management P.L.C............................  28,897     404,558
    OneBeacon Insurance Group, Ltd. Class A..............  75,567   1,058,694
#   Oppenheimer Holdings, Inc. Class A...................  28,464     448,023
#   Opus Bank............................................ 142,311   4,593,799
#   Oritani Financial Corp............................... 439,352   7,126,289
    Pacific Continental Corp............................. 113,152   1,638,441
*   Pacific Mercantile Bancorp...........................  20,406     139,373
*   Pacific Premier Bancorp, Inc......................... 177,550   4,287,833
    Park National Corp...................................  36,887   3,302,124
    Park Sterling Corp................................... 323,471   2,497,196
#*  Patriot National Bancorp, Inc........................     290       3,845
    PB Bancorp, Inc......................................   1,325      11,236
#   Peapack Gladstone Financial Corp..................... 108,500   2,177,595
#   Penns Woods Bancorp, Inc.............................  36,061   1,527,183
*   PennyMac Financial Services, Inc. Class A............  23,509     296,448
    Peoples Bancorp of North Carolina, Inc...............  15,956     326,779
    Peoples Bancorp, Inc................................. 110,685   2,484,878
*   PHH Corp............................................. 311,889   4,556,698
*   PICO Holdings, Inc................................... 176,325   1,777,356
    Pinnacle Financial Partners, Inc.....................   9,911     526,373
#*  Piper Jaffray Cos....................................   4,037     166,890
    Preferred Bank.......................................  81,449   2,660,939
    Premier Financial Bancorp, Inc.......................  47,695     850,879
    Provident Financial Holdings, Inc....................  69,163   1,347,987
#   Provident Financial Services, Inc.................... 166,644   3,357,877
#   Prudential Bancorp, Inc..............................  27,615     394,066

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Financials -- (Continued)
#   Pzena Investment Management, Inc. Class A............  70,390 $   553,265
#   QCR Holdings, Inc....................................  18,631     552,223
#   RE/MAX Holdings, Inc. Class A........................ 113,589   4,920,675
#*  Regional Management Corp.............................  41,274     775,951
#   Renasant Corp........................................ 318,956  10,276,762
    Republic Bancorp, Inc. Class A....................... 194,141   5,787,343
#*  Republic First Bancorp, Inc..........................  76,545     336,033
    Resource America, Inc. Class A....................... 169,832   1,654,164
    Riverview Bancorp, Inc............................... 102,676     481,550
    RMR Group, Inc. (The) Class A........................   1,182      40,241
*   Royal Bancshares of Pennsylvania, Inc. Class A.......  26,610      63,066
    S&T Bancorp, Inc..................................... 238,644   6,083,036
#*  Safeguard Scientifics, Inc........................... 203,335   2,627,088
    Safety Insurance Group, Inc.......................... 126,279   8,043,972
    Salisbury Bancorp, Inc...............................   7,752     231,552
#   Sandy Spring Bancorp, Inc............................ 189,608   5,657,903
    SB Financial Group, Inc..............................   2,810      31,500
*   Seacoast Banking Corp. of Florida.................... 167,476   2,674,592
*   Security National Financial Corp. Class A............  25,580     135,574
*   Select Bancorp, Inc..................................   9,127      73,837
#   ServisFirst Bancshares, Inc.......................... 115,993   5,872,726
    Shore Bancshares, Inc................................  40,532     476,656
    SI Financial Group, Inc..............................  21,141     282,655
#*  Siebert Financial Corp...............................  13,141      21,683
    Sierra Bancorp.......................................  89,923   1,607,823
    Silvercrest Asset Management Group, Inc. Class A.....   6,388      77,614
#   Simmons First National Corp. Class A................. 195,429   8,979,963
#   South State Corp..................................... 151,703  11,060,666
#*  Southern First Bancshares, Inc.......................  30,135     815,453
#   Southern Missouri Bancorp, Inc.......................  15,664     382,358
    Southern National Bancorp of Virginia, Inc...........   3,697      49,281
#   Southside Bancshares, Inc............................ 191,770   5,866,244
    Southwest Bancorp, Inc............................... 145,636   2,828,251
    Southwest Georgia Financial Corp.....................  12,047     181,910
#*  St Joe Co. (The)..................................... 114,674   2,113,442
#   State Auto Financial Corp............................  99,348   2,243,278
#   State Bank Financial Corp............................ 134,271   2,937,849
    State National Cos., Inc.............................  63,624     694,774
#   Stewart Information Services Corp.................... 210,066   8,992,925
#   Stock Yards Bancorp, Inc............................. 202,735   5,988,792
#   Stonegate Bank.......................................  19,918     631,201
*   Stratus Properties, Inc..............................  70,175   1,234,378
    Suffolk Bancorp...................................... 116,496   3,833,883
#   Summit Financial Group, Inc..........................   1,089      21,399
    Summit State Bank....................................   1,118      15,373
#*  Sun Bancorp, Inc.....................................  66,208   1,412,879
    Sussex Bancorp.......................................   8,000     120,800
    Talmer Bancorp, Inc. Class A......................... 115,182   2,421,126
#*  Tejon Ranch Co....................................... 209,453   5,502,330
    Territorial Bancorp, Inc.............................  46,976   1,263,654
    TheStreet, Inc....................................... 233,363     259,033
    Timberland Bancorp, Inc..............................  70,526   1,055,774
    Tiptree Financial, Inc. Class A...................... 246,995   1,289,314

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                         SHARES      VALUE+
                                                         ------- --------------
Financials -- (Continued)
#   Tompkins Financial Corp............................. 106,270 $    7,730,080
#   Towne Bank.......................................... 135,379      3,106,948
    Trico Bancshares.................................... 177,320      4,613,866
*   Trinity Place Holdings, Inc......................... 143,600      1,167,468
#*  TriState Capital Holdings, Inc......................  40,134        572,712
#   TrustCo Bank Corp. NY............................... 867,257      5,749,914
#   Trustmark Corp...................................... 289,832      7,564,615
*   Unico American Corp................................. 109,255      1,134,067
    Union Bankshares Corp............................... 297,527      7,985,625
#   Union Bankshares, Inc...............................  14,917        520,007
#   United Bancshares, Inc..............................   6,297        118,132
    United Community Bancorp............................   1,415         20,977
    United Community Banks, Inc......................... 527,659     10,152,159
    United Community Financial Corp..................... 318,418      2,114,296
    United Financial Bancorp, Inc....................... 353,925      4,654,114
#   United Fire Group, Inc.............................. 190,141      7,985,922
#   United Insurance Holdings Corp...................... 120,877      1,917,109
*   United Security Bancshares.......................... 121,795        733,206
    Unity Bancorp, Inc..................................  36,063        455,115
#   Universal Insurance Holdings, Inc................... 409,225      8,896,552
    Univest Corp. of Pennsylvania....................... 150,099      3,165,588
    Value Line, Inc.....................................  79,368      1,434,180
#   Virtus Investment Partners, Inc.....................  62,719      5,286,585
*   Walker & Dunlop, Inc................................ 312,524      7,397,443
#*  Walter Investment Management Corp...................   5,902         16,939
#   Washington Trust Bancorp, Inc....................... 142,031      5,391,497
#   Waterstone Financial, Inc........................... 128,356      2,012,622
#   Wayne Savings Bancshares, Inc.......................   3,361         43,693
#   WesBanco, Inc....................................... 338,653     10,471,151
#   West Bancorporation, Inc............................  92,733      1,761,927
#   Westamerica Bancorporation.......................... 105,168      4,947,103
    Westfield Financial, Inc............................ 147,645      1,161,966
#   Westwood Holdings Group, Inc........................  66,010      3,539,456
    Wilshire Bancorp, Inc............................... 761,275      8,176,094
*   WMIH Corp...........................................  31,650         76,593
#*  World Acceptance Corp............................... 134,460      5,843,632
*   Wright Investors' Service Holdings, Inc............. 109,400        115,417
#   WSFS Financial Corp................................. 168,147      5,917,093
    WVS Financial Corp..................................  12,479        146,628
#   Yadkin Financial Corp............................... 238,670      6,012,097
#   Your Community Bankshares, Inc......................   2,877        107,053
                                                                 --------------
Total Financials........................................          1,081,029,599
                                                                 --------------
Health Care -- (8.8%)
#   Abaxis, Inc......................................... 133,639      6,609,785
*   Accuray, Inc........................................  42,043        230,396
#   Aceto Corp.......................................... 339,559      8,730,062
#*  Achillion Pharmaceuticals, Inc......................  42,538        352,215
#*  Acorda Therapeutics, Inc............................ 270,079      6,827,597
#*  Adamas Pharmaceuticals, Inc.........................   7,280        109,928
#   Adcare Health Systems, Inc..........................   2,242          5,336
#*  Addus HomeCare Corp................................. 124,071      2,339,979
#*  Air Methods Corp.................................... 196,176      6,530,699

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Health Care -- (Continued)
#*          Albany Molecular Research, Inc................. 369,176 $ 5,330,901
*           Alliance HealthCare Services, Inc..............  75,507     450,022
*           Allied Healthcare Products, Inc................  22,068      14,461
#*          Almost Family, Inc.............................  63,094   2,510,510
*           AMAG Pharmaceuticals, Inc...................... 129,586   3,437,917
#*          Amedisys, Inc.................................. 188,980  10,119,879
*           American Shared Hospital Services..............  35,563      74,682
*           Amicus Therapeutics, Inc....................... 152,302   1,023,469
#*          AMN Healthcare Services, Inc................... 417,112  17,643,838
#*          Amphastar Pharmaceuticals, Inc.................  58,592     948,019
#*          Ampio Pharmaceuticals, Inc.....................  10,300      10,197
#           Analogic Corp.................................. 141,796  11,913,700
*           AngioDynamics, Inc............................. 247,552   4,106,888
#*          ANI Pharmaceuticals, Inc.......................   2,387     144,652
#*          Anika Therapeutics, Inc........................ 175,446   8,758,264
#*          Aralez Pharmaceuticals, Inc....................  35,680     124,880
#*          ArQule, Inc....................................  21,932      36,407
*           Arrhythmia Research Technology, Inc............  16,626      70,245
#*          Assembly Biosciences, Inc......................   3,765      21,046
#           Atrion Corp....................................  19,254   9,180,307
#*          Aviragen Therapeutics, Inc.....................  76,328     104,569
#*          Bioanalytical Systems, Inc.....................   7,157       8,803
*           BioScrip, Inc.................................. 172,328     441,160
#*          BioSpecifics Technologies Corp.................  38,965   1,578,082
*           BioTelemetry, Inc.............................. 288,971   5,496,228
*           Bovie Medical Corp.............................  96,315     178,183
#*          Cambrex Corp................................... 332,677  17,435,602
            Cantel Medical Corp............................ 188,137  12,595,772
#*          Capital Senior Living Corp..................... 316,438   6,164,212
#           Catalyst Biosciences, Inc......................   9,375      13,969
#*          ChemoCentryx, Inc..............................   3,800      17,860
#*          Civitas Solutions, Inc.........................  11,854     254,031
#           Computer Programs & Systems, Inc............... 106,059   4,204,179
#*          Concert Pharmaceuticals, Inc...................  69,363     796,981
            CONMED Corp.................................... 254,134  10,328,006
#*          CorVel Corp.................................... 266,976  12,067,315
*           Cross Country Healthcare, Inc.................. 296,411   4,333,529
            CryoLife, Inc.................................. 293,319   4,273,658
#*          Cumberland Pharmaceuticals, Inc................ 169,380     799,474
*           Cutera, Inc.................................... 113,290   1,222,399
*           Cynosure, Inc. Class A......................... 262,947  14,451,567
#*          Depomed, Inc................................... 395,372   7,500,207
*           Derma Sciences, Inc............................   7,230      34,487
#*          Dicerna Pharmaceuticals, Inc...................   7,960      25,552
            Digirad Corp................................... 104,281     611,087
#*          Electromed, Inc................................  11,367      50,015
#*          Emergent BioSolutions, Inc..................... 415,388  13,869,805
#*          Enanta Pharmaceuticals, Inc....................  14,301     321,629
#           Ensign Group, Inc. (The)....................... 496,997  10,685,435
*           Enzo Biochem, Inc.............................. 289,336   2,016,672
(degrees)*  EquiMed, Inc...................................     132          --
*           Exactech, Inc..................................  99,378   2,686,187
#*          Five Prime Therapeutics, Inc................... 142,340   7,215,215

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Health Care -- (Continued)
*           Five Star Quality Care, Inc..................   262,802 $   622,841
#*          Fluidigm Corp................................    30,485     321,617
#*          Fortress Biotech, Inc........................     3,600      10,908
#*          Genesis Healthcare, Inc......................   128,935     265,606
*           Haemonetics Corp.............................    71,215   2,159,239
#*          Halyard Health, Inc..........................   209,381   7,242,489
#*          Harvard Bioscience, Inc......................   295,052     840,898
*           HealthStream, Inc............................   268,649   6,509,365
#*          Healthways, Inc..............................   273,550   4,606,582
*           HMS Holdings Corp............................   381,613   7,586,466
*           Icad, Inc....................................     9,700      52,477
*           ICU Medical, Inc.............................   167,928  19,607,273
#*          Idera Pharmaceuticals, Inc...................    37,921      65,224
*           Immune Design Corp...........................     1,300       9,971
#*          InfuSystems Holdings, Inc....................     5,697      16,806
#*          Inogen, Inc..................................   112,951   6,069,987
*           Integer Holdings Corp........................   298,806   6,636,481
*           Interpace Diagnostics Group, Inc.............   127,729      38,319
#           Invacare Corp................................   288,825   3,327,264
#*          Invitae Corp.................................     2,462      21,592
*           IRIDEX Corp..................................    60,163     975,242
*           Juniper Pharmaceuticals, Inc.................    11,038      83,227
            Kewaunee Scientific Corp.....................    25,060     507,465
#           Kindred Healthcare, Inc......................   557,636   6,836,617
#           Landauer, Inc................................    35,709   1,489,779
#*          Lannett Co., Inc.............................    19,787     617,750
            LeMaitre Vascular, Inc.......................   187,346   3,222,351
*           LHC Group, Inc...............................   161,407   7,305,281
#*          Lipocine, Inc................................    47,043     173,589
#*          Luminex Corp.................................   246,696   5,286,695
*           Magellan Health, Inc.........................    44,926   3,076,083
(degrees)*  Medcath Corp.................................    92,602          --
#*          MediciNova, Inc..............................    51,909     321,836
#           Meridian Bioscience, Inc.....................   345,966   6,697,902
*           Merit Medical Systems, Inc...................   484,158  11,348,664
*           Misonix, Inc.................................    62,661     372,833
#*          Momenta Pharmaceuticals, Inc.................   281,991   3,175,219
            National HealthCare Corp.....................   103,645   6,695,467
#           National Research Corp. Class A..............   200,790   3,015,866
            National Research Corp. Class B..............    33,719   1,114,076
*           Natus Medical, Inc...........................   379,883  14,940,798
*           Nuvectra Corp................................    99,601     658,363
#*          Omnicell, Inc................................   385,009  14,892,148
*           OraSure Technologies, Inc....................   259,331   1,768,637
*           Orthofix International NV....................   190,568   9,032,923
#*          OvaScience, Inc..............................     6,702      33,778
#*          Pain Therapeutics, Inc.......................   155,808     420,682
#           PDL BioPharma, Inc........................... 1,006,043   3,541,271
*           PharMerica Corp..............................   324,653   8,622,784
#           Phibro Animal Health Corp. Class A...........    64,458   1,329,769
#*          Prestige Brands Holdings, Inc................    68,241   3,650,893
#*          Progenics Pharmaceuticals, Inc...............    32,584     190,616
#*          ProPhase Labs, Inc...........................    56,585      87,707

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                          SHARES     VALUE+
                                                          ------- ------------
Health Care -- (Continued)
*   Providence Service Corp. (The)....................... 168,398 $  8,145,411
    Psychemedics Corp....................................   1,558       28,994
#   Quality Systems, Inc................................. 474,015    5,820,904
#*  Quidel Corp.......................................... 236,658    5,395,802
#*  RadNet, Inc.......................................... 238,807    1,435,230
#*  Repligen Corp........................................ 375,025   10,725,715
*   Retractable Technologies, Inc........................   4,372       10,537
#*  Retrophin, Inc.......................................   8,513      152,638
*   Rigel Pharmaceuticals, Inc........................... 234,749      537,575
#*  RTI Surgical, Inc.................................... 464,478    1,509,553
#*  Sagent Pharmaceuticals, Inc..........................  88,756    1,925,118
#*  Sangamo Biosciences, Inc.............................   8,538       54,046
*   SciClone Pharmaceuticals, Inc........................ 567,595    5,993,803
#*  SeaSpine Holdings Corp...............................   2,179       20,962
#*  Select Medical Holdings Corp.........................  38,778      445,947
    Simulations Plus, Inc................................ 128,297    1,027,659
    Span-America Medical Systems, Inc....................  32,884      579,416
#*  Spectrum Pharmaceuticals, Inc........................ 450,997    3,098,349
#*  Stemline Therapeutics, Inc...........................   2,600       19,240
#*  Sucampo Pharmaceuticals, Inc. Class A................ 339,768    3,992,274
#*  Supernus Pharmaceuticals, Inc........................ 237,325    5,273,361
#*  Surgical Care Affiliates, Inc........................  21,293    1,107,449
*   Surmodics, Inc....................................... 135,797    3,724,912
#*  Theravance Biopharma, Inc............................   4,949      126,249
#*  Tonix Pharmaceuticals Holding Corp...................   6,320       13,082
#*  Triple-S Management Corp. Class B.................... 144,886    3,600,417
    Universal American Corp.............................. 590,620    4,524,149
    US Physical Therapy, Inc............................. 129,664    7,730,568
#   Utah Medical Products, Inc...........................  47,236    3,073,647
#*  Vascular Solutions, Inc.............................. 193,680    8,884,102
#*  Venaxis, Inc.........................................   3,636       12,035
*   Verastem, Inc........................................   3,107        4,350
*   Versartis, Inc.......................................     703        8,085
#*  Vitae Pharmaceuticals, Inc...........................   8,060       85,839
*   Vocera Communications, Inc...........................   4,000       59,160
#*  Zafgen, Inc..........................................     680        2,067
*   Zogenix, Inc.........................................  20,950      191,274
                                                                  ------------
Total Health Care........................................          526,275,786
                                                                  ------------
Industrials -- (18.2%)
#   AAON, Inc............................................ 565,624   14,977,724
    AAR Corp............................................. 290,650    7,022,104
    ABM Industries, Inc..................................  68,062    2,532,587
#   Acacia Research Corp.................................  44,214      239,198
*   ACCO Brands Corp..................................... 641,918    7,215,158
*   Accuride Corp........................................  26,971       36,141
    Acme United Corp.....................................  30,407      658,616
#   Actuant Corp. Class A................................ 343,127    8,149,266
#   Advanced Drainage Systems, Inc.......................  38,896    1,038,912
*   Aegion Corp.......................................... 321,593    6,599,088
*   AeroCentury Corp.....................................   9,017       83,182
#*  Aerojet Rocketdyne Holdings, Inc..................... 431,790    8,143,559
#*  Aerovironment, Inc................................... 222,788    6,316,040

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Industrials -- (Continued)
*   Air Transport Services Group, Inc.................... 444,672 $ 6,438,851
#   Aircastle, Ltd....................................... 223,509   4,966,370
    Alamo Group, Inc.....................................  87,024   5,841,921
#   Albany International Corp. Class A................... 278,164  11,774,682
    Allied Motion Technologies, Inc......................  68,086   1,540,105
    Altra Industrial Motion Corp......................... 253,245   7,192,158
#*  Ameresco, Inc. Class A............................... 106,947     529,388
#   American Railcar Industries, Inc..................... 168,698   7,087,003
    American Science & Engineering, Inc..................  70,020   2,584,438
#*  American Superconductor Corp.........................   5,830      53,519
#*  American Woodmark Corp............................... 140,359  10,418,849
*   AMREP Corp...........................................  66,450     372,785
#   Apogee Enterprises, Inc.............................. 280,355  13,106,596
#   Applied Industrial Technologies, Inc.................  51,073   2,397,877
*   ARC Document Solutions, Inc.......................... 318,079   1,253,231
    ArcBest Corp......................................... 188,062   3,518,640
#   Argan, Inc........................................... 132,186   6,097,740
#*  Armstrong Flooring, Inc..............................  15,972     318,322
*   Arotech Corp......................................... 112,037     314,824
*   Art's-Way Manufacturing Co., Inc.....................     200         562
    Astec Industries, Inc................................ 177,833  10,719,773
#*  Astronics Corp....................................... 147,028   5,626,762
#*  Atlas Air Worldwide Holdings, Inc....................  79,000   3,415,170
*   Avalon Holdings Corp. Class A........................  20,575      45,779
    AZZ, Inc............................................. 262,671  16,306,616
#*  Babcock & Wilcox Enterprises, Inc.................... 168,908   2,594,427
#   Barrett Business Services, Inc.......................  13,584     583,840
#*  Blue Bird Corp.......................................   2,004      28,236
*   BlueLinx Holdings, Inc...............................  16,119     119,281
#*  BMC Stock Holdings, Inc.............................. 107,390   2,185,387
    Brady Corp. Class A.................................. 193,936   6,233,103
#   Briggs & Stratton Corp............................... 387,579   8,809,671
    Brink's Co. (The).................................... 361,180  11,853,928
#*  Broadwind Energy, Inc................................   3,353      15,357
#*  Builders FirstSource, Inc............................ 494,562   6,374,904
*   CAI International, Inc............................... 134,296   1,152,260
*   Casella Waste Systems, Inc. Class A.................. 473,598   4,432,877
*   CBIZ, Inc............................................ 554,626   5,995,507
    CDI Corp............................................. 111,858     706,943
#   CECO Environmental Corp.............................. 181,078   1,674,972
#   Celadon Group, Inc................................... 221,743   1,831,597
*   Chart Industries, Inc................................ 128,646   3,861,953
    Chicago Rivet & Machine Co...........................  17,700     488,520
#   CIRCOR International, Inc............................ 164,404   9,361,164
    Columbus McKinnon Corp............................... 166,300   2,758,917
    Comfort Systems USA, Inc............................. 380,897  11,571,651
#*  Command Security Corp................................  17,842      51,385
*   Commercial Vehicle Group, Inc........................ 157,400     651,636
    CompX International, Inc.............................  18,270     217,413
*   Continental Building Products, Inc................... 217,432   5,098,780
*   Continental Materials Corp...........................  14,518     243,467
#*  Covenant Transportation Group, Inc. Class A.......... 129,731   2,922,839
*   CPI Aerostructures, Inc..............................  49,056     323,770

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Industrials -- (Continued)
*   CRA International, Inc............................... 100,725 $ 2,782,025
#   Cubic Corp...........................................  87,779   3,584,894
#*  DigitalGlobe, Inc....................................  17,294     466,246
    Douglas Dynamics, Inc................................ 233,132   6,247,938
*   Ducommun, Inc........................................  98,910   1,912,919
#*  DXP Enterprises, Inc.................................  96,059   1,598,422
#*  Dycom Industries, Inc................................  10,747   1,010,755
    Dynamic Materials Corp...............................  86,456     885,309
    Eastern Co. (The)....................................  55,897     985,464
#*  Echo Global Logistics, Inc........................... 249,244   6,171,281
    Ecology and Environment, Inc. Class A................  19,292     192,534
    Encore Wire Corp..................................... 195,194   7,325,631
#*  Energy Focus, Inc....................................   3,592      21,911
#*  Energy Recovery, Inc................................. 206,828   2,213,060
#*  Engility Holdings, Inc...............................  83,026   2,411,075
    Ennis, Inc........................................... 231,323   4,006,514
#   EnPro Industries, Inc................................ 223,751  10,236,608
#   EnviroStar, Inc......................................  33,694     129,385
    ESCO Technologies, Inc............................... 173,700   7,356,195
#   Espey Manufacturing & Electronics Corp...............  35,187     913,631
    Essendant, Inc....................................... 116,596   2,336,584
#*  ExOne Co. (The)......................................  13,293     135,323
#   Exponent, Inc........................................ 266,014  13,516,171
    Federal Signal Corp.................................. 661,716   8,701,565
    Forward Air Corp..................................... 314,472  14,553,764
*   Franklin Covey Co.................................... 167,415   2,748,954
#   Franklin Electric Co., Inc........................... 156,324   6,052,865
#   FreightCar America, Inc..............................  87,503   1,303,795
*   FTI Consulting, Inc.................................. 116,008   4,969,783
*   Fuel Tech, Inc....................................... 136,361     216,814
    G&K Services, Inc. Class A........................... 220,609  17,695,048
*   Gencor Industries, Inc...............................  18,536     326,234
#   General Cable Corp................................... 316,481   4,661,765
*   Gibraltar Industries, Inc............................ 284,349  10,031,833
    Global Brass & Copper Holdings, Inc.................. 146,057   4,136,334
#*  Goldfield Corp. (The)................................  44,025     133,836
#   Gorman-Rupp Co. (The)................................ 234,716   6,358,457
*   GP Strategies Corp................................... 171,416   3,592,879
#   Graham Corp..........................................  67,722   1,220,350
#   Granite Construction, Inc............................ 243,685  12,130,639
#*  Great Lakes Dredge & Dock Corp....................... 434,712   1,930,121
#   Greenbrier Cos., Inc. (The).......................... 203,120   6,668,430
#   Griffon Corp......................................... 409,253   7,014,596
#   H&E Equipment Services, Inc.......................... 305,279   5,684,295
    Hardinge, Inc........................................  96,286     972,489
    Harsco Corp..........................................  83,791     820,314
#*  Hawaiian Holdings, Inc............................... 301,630  13,733,214
#*  HC2 Holdings, Inc....................................  84,510     388,746
#   Heartland Express, Inc............................... 123,663   2,290,239
    Heidrick & Struggles International, Inc.............. 158,363   3,081,744
*   Heritage-Crystal Clean, Inc..........................  21,365     269,413
    Herman Miller, Inc...................................  19,638     643,537
#*  Hill International, Inc.............................. 318,662   1,328,821

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Industrials -- (Continued)
#   Houston Wire & Cable Co.............................. 172,328 $   999,502
#*  Hub Group, Inc. Class A.............................. 231,660   9,484,160
    Hudson Global, Inc................................... 216,487     439,469
#*  Hudson Technologies, Inc............................. 170,343     838,088
    Hurco Cos., Inc......................................  55,394   1,475,142
#*  Huron Consulting Group, Inc.......................... 211,565  13,004,901
*   Huttig Building Products, Inc........................ 161,870     904,853
    Hyster-Yale Materials Handling, Inc.................. 102,821   6,558,952
*   ICF International, Inc............................... 122,325   5,061,809
*   IES Holdings, Inc.................................... 149,024   2,317,323
#*  InnerWorkings, Inc................................... 198,118   1,685,984
*   Innovative Solutions & Support, Inc.................. 139,210     393,964
    Insperity, Inc....................................... 251,521  19,741,883
    Insteel Industries, Inc.............................. 144,194   5,016,509
    Interface, Inc....................................... 683,123  12,200,577
#*  Intersections, Inc................................... 151,724     264,000
    John Bean Technologies Corp.......................... 274,748  18,386,136
    Kadant, Inc..........................................  95,013   5,220,014
#   Kaman Corp........................................... 279,202  12,050,358
#   Kelly Services, Inc. Class A......................... 272,121   5,570,317
    Kelly Services, Inc. Class B.........................     635      13,176
*   Key Technology, Inc..................................  49,705     482,139
#*  KEYW Holding Corp. (The).............................   7,339      75,151
    Kforce, Inc.......................................... 340,782   6,086,367
    Kimball International, Inc. Class B.................. 284,874   3,244,715
#*  KLX, Inc.............................................   4,200     135,660
    Knoll, Inc........................................... 537,045  13,560,386
    Korn/Ferry International............................. 457,443  10,525,763
#*  Kratos Defense & Security Solutions, Inc............. 401,978   1,772,723
#*  Lawson Products, Inc.................................  80,748   1,324,267
#*  Layne Christensen Co................................. 144,893   1,159,144
#   LB Foster Co. Class A................................  96,440   1,010,691
#   Lindsay Corp.........................................  94,854   6,654,957
#*  LMI Aerospace, Inc...................................  98,742     768,213
    LS Starrett Co. (The) Class A........................  49,444     593,822
    LSI Industries, Inc.................................. 221,468   2,427,289
*   Lydall, Inc.......................................... 141,589   6,326,197
#*  Manitex International, Inc...........................   9,596      71,298
    Manitowoc Co., Inc. (The)............................  37,661     209,772
    Marten Transport, Ltd................................ 304,206   6,586,060
#*  MasTec, Inc.......................................... 300,633   7,350,477
*   Mastech Holdings, Inc................................  14,852     113,915
    Matson, Inc.......................................... 212,079   7,925,392
#   Matthews International Corp. Class A................. 139,238   8,369,596
#   McGrath RentCorp..................................... 224,639   7,159,245
*   Mercury Systems, Inc................................. 288,939   7,489,299
#*  Meritor, Inc......................................... 968,198   8,113,499
*   MFRI, Inc............................................  57,134     435,932
#   Miller Industries, Inc...............................  81,772   1,754,827
*   Mistras Group, Inc................................... 193,386   4,846,253
#   Mobile Mini, Inc.....................................  94,737   3,079,900
*   MRC Global, Inc...................................... 738,320   9,767,974
    MSA Safety, Inc......................................   4,048     226,202

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Industrials -- (Continued)
    Mueller Industries, Inc..............................    76,292 $ 2,596,980
    Mueller Water Products, Inc. Class A................. 1,622,659  19,244,736
#   Multi-Color Corp.....................................   145,042   9,366,812
#*  MYR Group, Inc.......................................   141,325   3,486,488
#   National Presto Industries, Inc......................    41,456   3,711,970
*   Navigant Consulting, Inc.............................   345,162   6,803,143
#*  Navistar International Corp..........................    16,473     211,184
*   NCI Building Systems, Inc............................   216,719   3,515,182
#*  Neff Corp. Class A...................................    14,148     138,226
#*  NL Industries, Inc...................................   236,934     703,694
#   NN, Inc..............................................   201,270   3,395,425
#*  Nortek, Inc..........................................    12,067   1,048,381
#*  Northwest Pipe Co....................................    79,883     902,678
#*  NV5 Global, Inc......................................    22,605     727,203
#   Omega Flex, Inc......................................    99,399   3,390,500
#*  Orion Energy Systems, Inc............................    43,964      61,550
*   Orion Marine Group, Inc..............................   117,877     666,005
#*  PAM Transportation Services, Inc.....................    40,566     812,537
#   Park-Ohio Holdings Corp..............................    98,513   2,933,717
*   Patrick Industries, Inc..............................   165,590  10,690,490
#*  Patriot Transportation Holding, Inc..................    30,858     649,252
*   Paul Mueller Co......................................    10,813     300,061
#*  Pendrell Corp........................................    77,622      52,783
*   Performant Financial Corp............................   275,215     577,952
#*  Perma-Fix Environmental Services.....................     1,994       9,013
#*  PGT, Inc.............................................   419,852   5,038,224
*   Ply Gem Holdings, Inc................................   152,151   2,337,039
#   Powell Industries, Inc...............................   105,933   3,902,572
#*  Power Solutions International, Inc...................     9,735     171,239
#   Preformed Line Products Co...........................    51,141   2,499,261
#   Primoris Services Corp...............................   395,897   7,145,941
    Providence and Worcester Railroad Co.................    18,747     298,452
    Quad/Graphics, Inc...................................   122,236   3,099,905
    Quanex Building Products Corp........................   298,575   5,968,514
#*  Radiant Logistics, Inc...............................    31,921     100,870
#   Raven Industries, Inc................................   395,751   8,215,791
#*  RBC Bearings, Inc....................................   166,640  12,669,639
    RCM Technologies, Inc................................   111,638     643,035
    Resources Connection, Inc............................   339,494   5,058,461
*   Roadrunner Transportation Systems, Inc...............   218,161   1,651,479
*   RPX Corp.............................................   282,134   2,841,089
#*  Rush Enterprises, Inc. Class A.......................   241,033   5,538,938
*   Rush Enterprises, Inc. Class B.......................   114,340   2,667,552
*   Saia, Inc............................................   226,801   6,552,281
    Servotronics, Inc....................................    24,804     222,988
*   SIFCO Industries, Inc................................    45,608     388,124
    Simpson Manufacturing Co., Inc.......................       539      21,991
    SkyWest, Inc.........................................   354,803  10,207,682
*   SP Plus Corp.........................................   169,133   4,064,266
#*  Sparton Corp.........................................    53,461   1,112,523
    SPX Corp.............................................   135,624   2,053,347
*   SPX FLOW, Inc........................................     3,379      92,179
    Standex International Corp...........................   132,113  11,731,634

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                         ------- --------------
Industrials -- (Continued)
*   Sterling Construction Co., Inc...................... 121,534 $      707,328
#   Sun Hydraulics Corp................................. 246,348      7,439,710
#   Supreme Industries, Inc. Class A.................... 111,677      1,876,174
#*  TASER International, Inc............................ 549,397     15,910,537
#*  Team, Inc........................................... 254,492      7,026,524
*   Tel-Instrument Electronics Corp.....................  18,440         81,597
#   Tennant Co.......................................... 168,630     10,805,810
    Tetra Tech, Inc.....................................  73,909      2,433,823
*   Thermon Group Holdings, Inc......................... 184,193      3,717,015
    Titan International, Inc............................ 359,744      2,377,908
#*  Titan Machinery, Inc................................ 146,102      1,637,803
*   Transcat, Inc.......................................  42,500        436,900
*   TRC Cos., Inc....................................... 205,392      1,441,852
#*  Trex Co., Inc....................................... 303,241     14,707,189
*   TriMas Corp......................................... 275,823      4,928,957
#*  TriNet Group, Inc...................................  86,787      1,882,410
#   Triton International, Ltd...........................  55,883        938,276
*   TrueBlue, Inc....................................... 383,628      8,566,413
*   Tutor Perini Corp................................... 262,204      6,586,565
#   Twin Disc, Inc......................................  85,216        803,587
*   Ultralife Corp...................................... 106,484        463,205
    Universal Forest Products, Inc...................... 154,392     16,692,863
#   Universal Logistics Holdings, Inc...................  79,475      1,188,151
#   US Ecology, Inc..................................... 228,052     10,330,756
#*  USA Truck, Inc......................................  71,557      1,379,619
*   Vectrus, Inc........................................   5,470        170,391
#*  Veritiv Corp........................................   6,492        274,092
*   Versar, Inc.........................................  44,956         63,838
    Viad Corp........................................... 166,570      5,799,967
*   Vicor Corp.......................................... 255,417      2,707,420
*   Virco Manufacturing Corp............................ 133,476        601,977
#*  Virgin America, Inc.................................   4,435        248,005
#*  Volt Information Sciences, Inc...................... 187,513      1,065,074
#   VSE Corp............................................  33,976      2,159,515
#*  Wabash National Corp................................ 672,517      9,738,046
#*  Wesco Aircraft Holdings, Inc........................ 353,931      4,548,013
#*  Westport Fuel Systems, Inc.......................... 236,019        325,706
#*  Willdan Group, Inc..................................  41,072        435,774
#*  Willis Lease Finance Corp...........................  75,708      2,044,116
#*  Xerium Technologies, Inc............................  10,783         80,333
#*  YRC Worldwide, Inc.................................. 158,615      1,882,760
                                                                 --------------
Total Industrials.......................................          1,087,249,289
                                                                 --------------
Information Technology -- (13.0%)
#*  8x8, Inc............................................  36,484        501,655
*   Actua Corp.......................................... 399,517      3,987,180
#*  Acxiom Corp......................................... 122,505      2,811,490
*   ADDvantage Technologies Group, Inc..................  84,703        166,018
    ADTRAN, Inc......................................... 461,977      8,407,981
*   Advanced Energy Industries, Inc..................... 392,931     16,000,150
#*  Agilysys, Inc....................................... 200,708      2,292,085
*   Alpha & Omega Semiconductor, Ltd.................... 165,571      2,366,010
#   American Software, Inc. Class A..................... 224,049      2,471,260

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Information Technology -- (Continued)
*           Amkor Technology, Inc.......................... 135,379 $   851,534
#*          Amtech Systems, Inc............................  98,930     602,484
*           Angie's List, Inc..............................  44,647     361,194
#*          Applied Optoelectronics, Inc...................   1,545      18,293
            AstroNova, Inc.................................  58,981     937,208
*           Autobytel, Inc.................................  58,798     873,738
*           AVG Technologies NV............................ 502,065  12,416,067
*           Aviat Networks, Inc............................  21,209     161,613
#*          Avid Technology, Inc........................... 268,289   1,746,561
*           Aware, Inc..................................... 143,064     685,277
*           Axcelis Technologies, Inc...................... 258,459   2,765,511
*           AXT, Inc....................................... 288,911   1,083,416
#           Badger Meter, Inc.............................. 162,841  11,356,531
*           Bankrate, Inc..................................  90,154     718,527
*           Barracuda Networks, Inc........................  12,469     275,316
*           Bazaarvoice, Inc...............................  32,542     135,049
#           Bel Fuse, Inc. Class A.........................  33,988     579,156
            Bel Fuse, Inc. Class B.........................  93,682   1,919,544
*           Benchmark Electronics, Inc..................... 359,035   8,415,780
#           Black Box Corp................................. 140,725   1,920,896
*           Blucora, Inc................................... 323,998   3,308,020
(degrees)*  Bogen Corp.....................................  33,103          --
*           Bottomline Technologies de, Inc................ 238,682   5,038,577
#*          BroadVision, Inc...............................  16,737     100,757
#           Brooks Automation, Inc......................... 494,267   6,193,166
*           BSQUARE Corp................................... 103,061     540,040
            Cabot Microelectronics Corp.................... 273,995  14,417,617
*           CalAmp Corp.................................... 405,640   5,760,088
*           Calix, Inc..................................... 370,511   2,860,345
*           Cardtronics P.L.C. Class A..................... 203,621   8,957,288
*           Care.com, Inc..................................   5,640      61,984
*           Cartesian, Inc.................................   6,007       4,337
#           Cass Information Systems, Inc..................  66,037   3,431,943
*           Ceva, Inc...................................... 181,037   5,441,972
*           Ciber, Inc..................................... 488,713     684,198
#*          Clearfield, Inc................................  96,824   1,937,448
*           Coherent, Inc..................................  63,571   6,741,705
            Cohu, Inc...................................... 183,715   1,940,030
            Communications Systems, Inc....................  79,847     586,077
            Computer Task Group, Inc....................... 175,876     863,551
#           Comtech Telecommunications Corp................ 142,695   1,865,024
            Concurrent Computer Corp.......................  34,201     175,109
#*          Control4 Corp..................................   8,532      74,314
#*          Cray, Inc...................................... 313,121   9,882,099
#           CSG Systems International, Inc................. 372,085  14,980,142
            CSP, Inc.......................................  49,891     417,089
            CTS Corp....................................... 259,220   4,953,694
#*          CUI Global, Inc................................   3,773      18,676
#*          CVD Equipment Corp.............................  31,867     291,583
*           CyberOptics Corp...............................  54,731     945,204
#           Daktronics, Inc................................ 338,434   2,189,668
*           Data I/O Corp..................................  77,000     257,950
*           Datalink Corp.................................. 171,741   1,473,538

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Information Technology -- (Continued)
#*  Datawatch Corp.......................................    22,888 $   131,606
*   Demand Media, Inc....................................   172,295     997,588
*   Determine, Inc.......................................    26,569      50,481
*   DHI Group, Inc.......................................   617,017   4,498,054
*   Digi International, Inc..............................   234,268   2,602,717
#*  Digital Ally, Inc....................................     3,700      22,163
*   Diodes, Inc..........................................   263,967   4,886,029
*   DSP Group, Inc.......................................   228,826   2,478,186
#*  DTS, Inc.............................................   192,153   5,339,932
#   EarthLink Holdings Corp.............................. 1,155,897   7,836,982
#*  Eastman Kodak Co.....................................    19,141     324,249
#   Ebix, Inc............................................   227,875  12,150,295
*   Edgewater Technology, Inc............................    87,868     762,694
    Electro Rent Corp....................................   235,256   3,639,410
*   Electro Scientific Industries, Inc...................   187,018   1,266,112
*   Electro-Sensors, Inc.................................     3,450      12,110
#*  Ellie Mae, Inc.......................................    26,734   2,462,469
*   ELXSI Corp...........................................     5,940     142,857
#*  eMagin Corp..........................................    52,807     127,265
#*  Emcore Corp..........................................   174,304   1,129,490
#*  EnerNOC, Inc.........................................   223,670   1,673,052
#*  Envestnet, Inc.......................................   116,704   4,454,592
    Epiq Systems, Inc....................................   284,414   4,647,325
#*  ePlus, Inc...........................................    54,754   4,605,359
#*  Everi Holdings, Inc..................................   622,229   1,182,235
*   Everyday Health, Inc.................................       700       5,712
    Evolving Systems, Inc................................    35,800     185,802
*   Exar Corp............................................   393,306   3,295,904
*   ExlService Holdings, Inc.............................   339,585  16,812,853
#*  Extreme Networks, Inc................................   425,554   1,655,405
*   Fabrinet.............................................   275,353  10,397,329
#*  FalconStor Software, Inc.............................   233,365     273,037
#*  FARO Technologies, Inc...............................   147,277   5,137,022
*   Finisar Corp.........................................    54,366   1,019,906
*   FormFactor, Inc......................................   449,516   4,202,975
#   Forrester Research, Inc..............................   252,320  10,327,458
*   Frequency Electronics, Inc...........................    74,860     802,499
*   GigPeak, Inc.........................................   105,493     199,382
    GlobalSCAPE, Inc.....................................    19,590      66,802
*   Globant SA...........................................    13,281     560,325
#*  Glu Mobile, Inc......................................    27,349      63,997
#*  Great Elm Capital Group, Inc.........................     2,681      16,354
*   GSE Systems, Inc.....................................   127,249     297,763
#*  GSI Technology, Inc..................................    78,753     383,527
#*  GTT Communications, Inc..............................   382,592   7,854,614
#   Hackett Group, Inc. (The)............................   376,995   5,047,963
#*  Harmonic, Inc........................................   668,163   2,198,256
*   Higher One Holdings, Inc.............................   247,168   1,267,972
#*  Hutchinson Technology, Inc...........................   233,337     459,674
#*  ID Systems, Inc......................................    55,135     276,226
#*  Identiv, Inc.........................................    12,681      24,855
*   IEC Electronics Corp.................................    21,736     112,592
*   II-VI, Inc...........................................   239,356   4,811,056

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Information Technology -- (Continued)
#*  Imation Corp.........................................   192,872 $   202,516
#*  Immersion Corp.......................................    53,577     402,363
*   Innodata, Inc........................................   217,125     549,326
*   Insight Enterprises, Inc.............................   311,814   8,294,252
    Intelligent Systems Corp.............................     4,600      18,216
*   Internap Corp........................................   570,848   1,267,283
#   Intersil Corp. Class A...............................   104,410   1,595,385
*   inTEST Corp..........................................    84,141     338,247
#*  Intevac, Inc.........................................   170,856     979,005
*   IntraLinks Holdings, Inc.............................   234,120   1,629,475
*   IntriCon Corp........................................    53,872     289,831
#*  Inuvo, Inc...........................................    33,673      54,214
*   InvenSense, Inc......................................    11,408      77,346
*   iPass, Inc...........................................   359,925     539,888
*   Iteris, Inc..........................................    52,380     182,282
#*  Itron, Inc...........................................   168,554   7,195,570
*   Ixia.................................................   673,622   7,746,653
    IXYS Corp............................................   298,387   3,264,354
#*  Kemet Corp...........................................   247,330     850,815
*   Key Tronic Corp......................................    23,306     175,727
*   Kimball Electronics, Inc.............................   179,364   2,263,574
*   Knowles Corp.........................................    10,591     142,343
#*  Kopin Corp...........................................   671,440   1,564,455
*   Kulicke & Soffa Industries, Inc......................   588,266   7,388,621
*   KVH Industries, Inc..................................   155,678   1,411,999
#*  Lattice Semiconductor Corp........................... 1,157,143   6,954,429
*   LGL Group, Inc. (The)................................    29,250     103,838
#*  Lightpath Technologies, Inc. Class A.................     1,963       3,573
*   Limelight Networks, Inc..............................   719,329   1,215,666
*   Lionbridge Technologies, Inc.........................   538,746   2,429,744
*   Liquidity Services, Inc..............................    18,237     147,355
#*  Magnachip Semiconductor Corp.........................    24,525     145,924
    ManTech International Corp. Class A..................   142,975   5,648,942
#*  Marchex, Inc. Class B................................   163,075     516,948
*   Marin Software, Inc..................................     7,727      19,318
#*  Mattersight Corp.....................................     3,245      14,051
#*  MaxLinear, Inc. Class A..............................    78,566   1,713,524
#*  Maxwell Technologies, Inc............................   237,014   1,303,577
*   MeetMe, Inc..........................................   198,582   1,276,882
#   Mesa Laboratories, Inc...............................    31,482   3,640,264
    Methode Electronics, Inc.............................   456,176  15,979,845
    MOCON, Inc...........................................    62,606     907,161
#*  ModusLink Global Solutions, Inc......................   228,865     292,947
*   MoneyGram International, Inc.........................    83,049     578,021
    Monotype Imaging Holdings, Inc.......................   373,317   7,387,943
#*  Monster Worldwide, Inc............................... 1,021,654   2,584,785
*   MRV Communications, Inc..............................    57,746     675,628
#   MTS Systems Corp.....................................   171,839   8,150,324
#*  Nanometrics, Inc.....................................   208,875   4,185,855
*   Napco Security Technologies, Inc.....................   307,597   2,236,230
    NCI, Inc. Class A....................................    57,103     724,637
#*  NeoPhotonics Corp....................................   251,298   3,153,790
#*  NETGEAR, Inc.........................................   245,643  12,633,419

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Information Technology -- (Continued)
    NIC, Inc............................................... 614,639 $14,333,381
*   Novanta, Inc........................................... 134,888   2,119,090
#*  Novatel Wireless, Inc.................................. 160,721     286,083
#*  Numerex Corp. Class A..................................  72,177     550,711
    NVE Corp...............................................     684      39,015
#*  Oclaro, Inc............................................ 329,214   1,886,396
    Omtool, Ltd............................................  30,770      89,233
#*  Onvia, Inc.............................................   6,308      23,907
    Optical Cable Corp.....................................  55,836     123,398
#*  OSI Systems, Inc....................................... 206,967  12,308,327
*   PAR Technology Corp.................................... 129,981     669,402
    Park Electrochemical Corp.............................. 191,010   3,094,362
    PC Connection, Inc..................................... 102,863   2,654,894
    PC-Tel, Inc............................................ 176,904     896,903
*   PCM, Inc............................................... 115,111   1,913,145
#*  PDF Solutions, Inc..................................... 208,924   3,447,246
#*  Perceptron, Inc........................................  62,505     305,024
*   Perficient, Inc........................................ 329,183   7,314,446
#*  PFSweb, Inc............................................ 130,343   1,291,699
*   Photronics, Inc........................................ 458,735   4,431,380
*   Planet Payment, Inc.................................... 169,907     796,864
    Plantronics, Inc.......................................  29,754   1,435,333
#*  Plexus Corp............................................ 209,298   9,615,150
*   Polycom, Inc........................................... 188,865   2,340,037
    Power Integrations, Inc................................ 132,992   7,589,853
*   PRGX Global, Inc....................................... 138,614     658,417
*   Progress Software Corp................................. 368,394  10,705,530
    QAD, Inc. Class A...................................... 140,066   2,650,049
    QAD, Inc. Class B......................................  31,205     553,577
*   QLogic Corp............................................ 639,039   9,917,885
#*  Qualstar Corp..........................................  15,022      70,904
*   Qualys, Inc............................................ 100,901   3,167,282
#*  QuinStreet, Inc........................................  96,938     351,885
*   Qumu Corp..............................................  85,784     318,259
*   Radisys Corp........................................... 211,406   1,018,977
#*  Rambus, Inc............................................ 862,823  11,665,367
#*  RealNetworks, Inc...................................... 363,381   1,573,440
#   Reis, Inc..............................................  95,010   2,401,853
    RELM Wireless Corp.....................................  40,346     208,589
#*  RetailMeNot, Inc.......................................  77,761     649,304
#   RF Industries, Ltd.....................................  56,930     130,939
#   Richardson Electronics, Ltd............................ 124,674     784,199
#*  Rightside Group, Ltd...................................  36,226     434,712
#*  Rocket Fuel, Inc.......................................  15,448      34,604
*   Rofin-Sinar Technologies, Inc.......................... 192,649   6,087,708
#*  Rogers Corp............................................ 138,085   9,450,537
*   Rosetta Stone, Inc.....................................  72,147     555,532
#*  Rovi Corp.............................................. 129,480   2,435,519
#*  Rubicon Project, Inc. (The)............................  74,959   1,058,421
*   Rudolph Technologies, Inc.............................. 323,960   5,708,175
*   Sanmina Corp...........................................  11,567     293,108
*   ScanSource, Inc........................................ 226,042   9,274,503
*   Seachange International, Inc........................... 355,745   1,138,384

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Information Technology -- (Continued)
*   Semtech Corp.........................................   275,430 $ 7,001,431
#*  ServiceSource International, Inc.....................    90,429     408,739
*   Sevcon, Inc..........................................    56,400     532,980
#*  ShoreTel, Inc........................................   430,771   3,161,859
*   Sigma Designs, Inc...................................   345,389   2,314,106
*   Sigmatron International, Inc.........................    11,485      66,958
*   Silicon Graphics International Corp..................     2,111      11,399
#*  Silver Spring Networks, Inc..........................   150,045   1,886,066
*   SMTC Corp............................................    16,231      27,430
#*  SolarEdge Technologies, Inc..........................    30,142     539,542
#*  Sonic Foundry, Inc...................................    23,066     136,089
*   Sonus Networks, Inc..................................   428,890   3,697,032
#*  Stamps.com, Inc......................................    60,532   4,588,628
#*  StarTek, Inc.........................................   131,000     552,820
#*  Super Micro Computer, Inc............................   444,793   9,585,289
*   Sykes Enterprises, Inc...............................   390,307  11,978,522
#*  Synchronoss Technologies, Inc........................    52,555   1,962,404
*   Systemax, Inc........................................   332,058   2,971,919
#*  Tangoe, Inc..........................................    20,254     163,855
*   Technical Communications Corp........................     5,600      18,648
*   TechTarget, Inc......................................    48,517     442,475
*   Telenav, Inc.........................................   216,025   1,075,804
#   TeleTech Holdings, Inc...............................   227,260   6,486,000
    Tessco Technologies, Inc.............................    64,080     861,235
#   Tessera Technologies, Inc............................   285,561   9,177,931
*   TiVo, Inc............................................   958,866  10,106,448
    TransAct Technologies, Inc...........................    90,009     689,469
    Travelport Worldwide, Ltd............................   143,238   1,932,281
*   Travelzoo, Inc.......................................    72,488     739,378
#*  Trio-Tech International..............................     3,392      11,974
#*  TrueCar, Inc.........................................    14,520     136,052
*   TSR, Inc.............................................    60,552     320,926
*   TTM Technologies, Inc................................   517,659   5,150,707
*   Ultra Clean Holdings, Inc............................   175,664   1,122,493
#*  Ultratech, Inc.......................................   245,677   6,004,346
#*  Unisys Corp..........................................   474,684   4,704,118
*   Universal Security Instruments, Inc..................     2,177       6,858
#*  USA Technologies, Inc................................    17,582      82,987
#*  VASCO Data Security International, Inc...............    25,964     433,858
#*  Veeco Instruments, Inc...............................   280,703   4,707,389
#*  Viavi Solutions, Inc................................. 1,070,240   7,630,811
*   Vicon Industries, Inc................................    14,351      12,055
*   Virtusa Corp.........................................   316,674   8,613,533
#*  Vishay Precision Group, Inc..........................   108,345   1,424,737
    Wayside Technology Group, Inc........................    30,941     560,651
#*  Web.com Group, Inc...................................   432,767   8,161,986
*   Westell Technologies, Inc. Class A...................   287,745     158,260
*   Wireless Telecom Group, Inc..........................   225,386     329,064
*   Xcerra Corp..........................................   394,368   2,405,645
*   XO Group, Inc........................................   214,928   3,918,137
#*  Xura, Inc............................................    23,293     578,831
*   YuMe, Inc............................................    22,450      80,371
*   Zedge, Inc. Class B..................................    70,067     291,479

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Information Technology -- (Continued)
#*  Zhone Technologies, Inc...............................  52,008 $     57,209
*   Zix Corp.............................................. 491,168    1,994,142
                                                                   ------------
Total Information Technology..............................          776,317,923
                                                                   ------------
Materials -- (4.8%)
    A Schulman, Inc....................................... 321,696    9,428,910
#*  A. M. Castle & Co..................................... 110,792      154,001
    AEP Industries, Inc...................................  60,416    4,861,071
#*  AgroFresh Solutions, Inc..............................   4,400       28,380
#*  AK Steel Holding Corp................................. 286,730    1,880,949
*   American Biltrite, Inc................................     868      206,150
    American Vanguard Corp................................ 212,426    3,160,899
    Ampco-Pittsburgh Corp.................................  80,345    1,061,357
#   Balchem Corp..........................................  96,882    6,187,853
#*  Boise Cascade Co...................................... 330,709    8,985,364
    Calgon Carbon Corp.................................... 568,816    7,849,661
#   Carpenter Technology Corp.............................  93,963    3,688,048
#*  Century Aluminum Co................................... 445,102    3,378,324
#   Chase Corp............................................  76,421    4,630,348
*   Clearwater Paper Corp................................. 208,442   13,113,086
#*  Cliffs Natural Resources, Inc......................... 124,533      985,056
*   Codexis, Inc..........................................   6,412       27,892
#*  Coeur Mining, Inc..................................... 183,409    2,809,826
*   Core Molding Technologies, Inc........................  65,025    1,035,198
#   Deltic Timber Corp....................................  89,510    6,169,029
    Detrex Corp...........................................  10,200      259,386
*   Ferro Corp............................................ 910,884   11,805,057
    Ferroglobe P.L.C...................................... 431,514    4,021,710
#*  Flotek Industries, Inc................................ 509,644    7,236,945
    Friedman Industries, Inc..............................  60,300      347,328
    FutureFuel Corp....................................... 207,815    2,381,560
    Gold Resource Corp....................................   8,291       46,595
#*  Handy & Harman, Ltd...................................     500       13,935
#   Hawkins, Inc.......................................... 101,141    4,322,766
#   Haynes International, Inc.............................  84,372    3,204,449
*   Headwaters, Inc....................................... 795,176   15,816,051
#   Hecla Mining Co....................................... 926,084    6,010,285
    Innophos Holdings, Inc................................ 209,110    9,004,277
    Innospec, Inc......................................... 251,708   12,653,361
    Kaiser Aluminum Corp.................................. 168,635   13,971,410
    KMG Chemicals, Inc....................................  73,826    2,029,477
*   Koppers Holdings, Inc................................. 155,967    4,931,677
#*  Kraton Performance Polymers, Inc...................... 237,299    7,097,613
#   Kronos Worldwide, Inc.................................  17,088       96,547
#*  LSB Industries, Inc................................... 174,724    2,023,304
    Materion Corp......................................... 140,594    3,713,088
#   McEwen Mining, Inc....................................  73,816      327,743
    Mercer International, Inc............................. 312,399    2,464,828
    Myers Industries, Inc................................. 315,420    4,715,529
    Neenah Paper, Inc..................................... 166,919   12,590,700
*   Northern Technologies International Corp..............  38,414      540,101
#   Olympic Steel, Inc....................................  88,424    2,534,232
*   OMNOVA Solutions, Inc................................. 301,522    2,855,413

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Materials -- (Continued)
             PH Glatfelter Co...........................   391,785 $  8,094,278
             Quaker Chemical Corp.......................   131,800   12,607,988
             Rayonier Advanced Materials, Inc...........    75,580    1,040,737
#*           Real Industry, Inc.........................    10,374       81,332
#*           Resolute Forest Products, Inc..............    22,093      121,953
#*           Ryerson Holding Corp.......................    14,645      211,474
#            Schnitzer Steel Industries, Inc. Class A...   243,584    4,747,452
             Schweitzer-Mauduit International, Inc......   178,579    6,752,072
             Stepan Co..................................   175,154   11,264,154
#*           Stillwater Mining Co.......................   229,807    3,516,047
             SunCoke Energy, Inc........................    82,550      629,856
#            Synalloy Corp..............................    57,753      440,655
             TimkenSteel Corp...........................    17,376      174,108
*            Trecora Resources..........................   142,083    1,624,009
             Tredegar Corp..............................   321,495    5,690,461
*            UFP Technologies, Inc......................    13,396      306,634
#            United States Lime & Minerals, Inc.........    59,266    3,733,758
*            Universal Stainless & Alloy Products,
               Inc......................................    53,774      628,618
#*           US Concrete, Inc...........................   141,750    9,142,875
                                                                   ------------
Total Materials.........................................            287,465,230
                                                                   ------------
Other -- (0.0%)
(degrees)*   Allen Organ Co. Escrow Shares..............     4,700           --
(degrees)*   Concord Camera Corp. Escrow Shares.........    49,560           --
(degrees)*   DLB Oil & Gas, Inc. Escrow Shares..........     7,600           --
(degrees)*   FRD Acquisition Co. Escrow Shares..........   294,513           --
(degrees)#*  Gerber Scientific, Inc. Escrow Shares......   214,642           --
(degrees)*   Petrocorp, Inc. Escrow Shares..............    37,100           --
                                                                   ------------
Total Other.............................................                     --
                                                                   ------------
Telecommunication Services -- (1.7%)
*            Alaska Communications Systems Group,
               Inc......................................    52,443       87,055
             ATN International, Inc.....................   105,135    7,729,525
#*           Boingo Wireless, Inc.......................   274,624    2,515,556
#*           Cincinnati Bell, Inc....................... 1,725,856    8,629,280
#            Cogent Communications Holdings, Inc........   167,938    7,175,991
#            Consolidated Communications Holdings,
               Inc......................................   430,757   12,039,658
*            FairPoint Communications, Inc..............    14,862      240,616
*            General Communication, Inc. Class A........   439,260    6,760,212
*            Hawaiian Telcom Holdco, Inc................     7,177      159,329
#            IDT Corp. Class B..........................   210,204    3,207,713
#            Inteliquent, Inc...........................   391,777    8,051,017
#*           Iridium Communications, Inc................   285,416    2,563,036
*            LICT Corp..................................         1        3,250
#*           Lumos Networks Corp........................   142,381    1,665,858
#*           ORBCOMM, Inc...............................   441,243    4,672,763
             Shenandoah Telecommunications Co...........   491,628   20,196,078
             Spok Holdings, Inc.........................   142,763    2,638,260
#*           Straight Path Communications, Inc.
               Class B..................................    63,457    1,157,456
*            Vonage Holdings Corp....................... 1,713,121   10,158,808

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                         ------- --------------
Telecommunication Services -- (Continued)
            Windstream Holdings, Inc....................  19,248 $      179,199
                                                                 --------------
Total Telecommunication Services........................             99,830,660
                                                                 --------------
Utilities -- (2.3%)
#           American States Water Co.................... 401,996     17,366,227
#           Artesian Resources Corp. Class A............  36,435      1,242,069
#           California Water Service Group.............. 496,702     16,753,759
#           Chesapeake Utilities Corp................... 145,074      9,294,891
#           Connecticut Water Service, Inc..............  85,855      4,382,898
            Consolidated Water Co., Ltd.................  36,099        484,810
            Delta Natural Gas Co., Inc..................  40,493      1,068,610
            El Paso Electric Co......................... 120,505      5,745,679
            Empire District Electric Co. (The).......... 379,269     12,792,743
            Gas Natural, Inc............................  24,922        176,946
#           Genie Energy, Ltd. Class B.................. 199,593      1,281,387
#           MGE Energy, Inc............................. 291,663     16,376,878
#           Middlesex Water Co.......................... 120,228      4,966,619
#           Northwest Natural Gas Co.................... 214,566     13,933,916
#           Otter Tail Corp............................. 301,067     10,492,185
#           Pattern Energy Group, Inc................... 165,373      4,030,140
*           Pure Cycle Corp.............................   2,259         10,391
            RGC Resources, Inc..........................   9,396        231,611
            SJW Corp.................................... 197,356      8,360,000
#           Spark Energy, Inc. Class A..................  16,506        409,184
*           Talen Energy Corp...........................  26,899        365,826
            Unitil Corp................................. 115,204      5,039,023
#           York Water Co. (The)........................  80,877      2,542,773
                                                                 --------------
Total Utilities.........................................            137,348,565
                                                                 --------------
TOTAL COMMON STOCKS.....................................          5,170,578,083
                                                                 --------------
PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
(degrees)*  Enron TOPRS Escrow Shares...................  37,101             --
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)*  Capital Bank Corp. Contingent Value
              Rights....................................  12,543             --

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                      ---------- --------------
(degrees)*  Leap Wireless International, Inc.
              Contingent Value Rights................    104,000 $           --
TOTAL RIGHTS/WARRANTS................................                        --
                                                                 --------------

                                                         FACE
                                                        AMOUNT
                                                        (000)
                                                      ----------
BONDS -- (0.0%)
Financials -- (0.0%)
            Capital Properties, Inc., 5.000%.........      8,945          8,889
                                                                 --------------
TOTAL INVESTMENT SECURITIES..........................             5,170,586,972
                                                                 --------------

                                                        SHARES
                                                      ----------
TEMPORARY CASH INVESTMENTS -- (1.1%)
            State Street Institutional Liquid
              Reserves, 0.457%....................... 63,937,620     63,937,620
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (12.3%)
(S)@        DFA Short Term Investment Fund........... 63,532,941    735,076,127
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,557,863,501)^^............................            $5,969,600,719
                                                                 ==============

U.S. MICRO CAP PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                          --------------------------------------------------
                             LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                          -------------- ------------ ------- --------------
   Common Stocks
      Consumer
        Discretionary.... $  873,747,269 $     45,924   --    $  873,793,193
      Consumer Staples...    195,581,825           --   --       195,581,825
      Energy.............    105,635,495       50,518   --       105,686,013
      Financials.........  1,081,029,599           --   --     1,081,029,599
      Health Care........    526,275,786           --   --       526,275,786
      Industrials........  1,087,249,289           --   --     1,087,249,289
      Information
        Technology.......    776,317,923           --   --       776,317,923
      Materials..........    287,465,230           --   --       287,465,230
      Other..............             --           --   --                --
      Telecommunication
        Services.........     99,830,660           --   --        99,830,660
      Utilities..........    137,348,565           --   --       137,348,565
   Preferred Stocks
      Other..............             --           --   --                --
   Rights/Warrants.......             --           --   --                --
   Bonds
      Financials.........             --        8,889   --             8,889
   Temporary Cash
     Investments.........     63,937,620           --   --        63,937,620
   Securities Lending
     Collateral..........             --  735,076,127   --       735,076,127
   Futures Contracts**...        841,075           --   --           841,075
                          -------------- ------------   --    --------------
   TOTAL................. $5,235,260,336 $735,181,458   --    $5,970,441,794
                          ============== ============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                     DFA REAL ESTATE SECURITIES PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                          SHARES      VALUE+
                                                         --------- ------------
COMMON STOCKS -- (94.2%)
Real Estate Investment Trusts -- (94.2%)
#   Acadia Realty Trust.................................   658,832 $ 24,811,613
#   Agree Realty Corp...................................   187,557    9,512,891
#   Alexander's, Inc....................................    42,921   18,424,698
#   Alexandria Real Estate Equities, Inc................   702,724   78,915,905
    American Assets Trust, Inc..........................   324,634   14,894,208
#   American Campus Communities, Inc.................... 1,190,211   64,354,709
    American Homes 4 Rent Class A....................... 1,354,509   29,392,845
    Apartment Investment & Management Co. Class A....... 1,497,552   68,842,465
    Apple Hospitality REIT, Inc.........................    15,320      312,068
#   Ashford Hospitality Prime, Inc......................   283,900    4,269,856
    Ashford Hospitality Trust, Inc...................... 1,043,602    6,219,868
    AvalonBay Communities, Inc.......................... 1,310,424  243,280,216
    Bluerock Residential Growth REIT, Inc...............    18,088      240,932
    Boston Properties, Inc.............................. 1,490,533  211,849,455
#   Brandywine Realty Trust............................. 1,796,523   30,307,343
    Brixmor Property Group, Inc......................... 1,448,817   41,146,403
#   Camden Property Trust...............................   829,122   74,281,040
    Care Capital Properties, Inc........................   799,923   23,661,722
    CareTrust REIT, Inc.................................   345,517    4,992,721
#   CBL & Associates Properties, Inc.................... 1,697,710   20,864,856
#   Cedar Realty Trust, Inc.............................   697,873    5,610,899
    Chatham Lodging Trust...............................   273,778    6,565,196
#   Chesapeake Lodging Trust............................   569,449   14,389,976
    City Office REIT, Inc...............................    30,200      409,512
#   Colony Starwood Homes...............................   440,180   14,420,297
    Columbia Property Trust, Inc........................   900,313   21,877,606
#   CoreSite Realty Corp................................   293,368   24,211,661
    Corporate Office Properties Trust...................   934,245   27,989,980
#   Cousins Properties, Inc............................. 2,073,955   22,066,881
    CubeSmart........................................... 1,721,628   51,149,568
    CyrusOne, Inc.......................................   633,643   34,736,309
    DCT Industrial Trust, Inc...........................   887,128   44,551,568
    DDR Corp............................................ 3,050,222   60,211,382
    DiamondRock Hospitality Co.......................... 1,941,255   19,063,124
#   Digital Realty Trust, Inc........................... 1,411,657  147,461,690
#   Douglas Emmett, Inc................................. 1,353,312   51,479,988
    Duke Realty Corp.................................... 3,318,928   95,551,937
#   DuPont Fabros Technology, Inc.......................   666,441   31,875,873
#   Easterly Government Properties, Inc.................    27,135      555,996
    EastGroup Properties, Inc...........................   318,562   23,452,534
    Education Realty Trust, Inc.........................   574,737   27,667,839
#   Empire State Realty Trust, Inc. Class A.............   946,061   19,857,820
#   EPR Properties......................................   582,095   48,907,622
    Equinix, Inc........................................   376,792  140,494,433
*   Equity Commonwealth................................. 1,169,690   35,114,094
    Equity LifeStyle Properties, Inc....................   770,003   63,325,047
    Equity One, Inc.....................................   793,447   26,397,982
    Equity Residential.................................. 3,487,338  237,104,111
    Essex Property Trust, Inc...........................   632,202  147,859,404
#   Extra Space Storage, Inc............................ 1,122,838   96,586,525
    Federal Realty Investment Trust.....................   664,638  112,789,069

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Real Estate Investment Trusts -- (Continued)
#   FelCor Lodging Trust, Inc........................... 1,293,891 $  8,216,208
    First Industrial Realty Trust, Inc.................. 1,093,273   32,218,755
    First Potomac Realty Trust..........................   595,865    6,024,195
    Forest City Realty Trust, Inc. Class A..............   757,168   17,907,023
    Four Corners Property Trust, Inc....................   138,520    3,007,269
#   Franklin Street Properties Corp.....................   874,846   11,215,526
    Gaming and Leisure Properties, Inc.................. 1,314,642   47,103,623
    General Growth Properties, Inc...................... 5,481,482  175,133,350
#   Getty Realty Corp...................................   257,015    5,839,381
#   Gladstone Commercial Corp...........................   231,160    4,207,112
#   Gladstone Land Corp.................................    42,331      485,960
#   Government Properties Income Trust..................   711,530   16,977,106
    Gramercy Property Trust............................. 2,071,489   20,694,175
    HCP, Inc............................................ 4,457,515  174,868,313
    Healthcare Realty Trust, Inc........................   982,140   35,514,182
    Healthcare Trust of America, Inc. Class A........... 1,221,497   41,591,973
#   Hersha Hospitality Trust............................   473,406    8,947,373
    Highwoods Properties, Inc...........................   912,626   50,851,521
    Hospitality Properties Trust........................ 1,450,871   46,297,294
#   Host Hotels & Resorts, Inc.......................... 7,483,191  132,751,808
    Hudson Pacific Properties, Inc......................   741,449   25,068,391
    Independence Realty Trust, Inc......................   134,622    1,216,983
    Investors Real Estate Trust......................... 1,195,787    7,916,110
#   Iron Mountain, Inc.................................. 1,958,543   80,711,557
    Kilroy Realty Corp..................................   880,276   64,445,006
    Kimco Realty Corp................................... 3,956,919  127,017,100
    Kite Realty Group Trust.............................   795,350   24,186,594
#   LaSalle Hotel Properties............................ 1,095,408   30,178,490
    Lexington Realty Trust.............................. 2,072,561   22,528,738
    Liberty Property Trust.............................. 1,445,173   59,801,259
    LTC Properties, Inc.................................   339,530   18,175,041
    Macerich Co. (The).................................. 1,459,615  130,256,043
#   Mack-Cali Realty Corp...............................   852,112   24,029,558
#   Medical Properties Trust, Inc....................... 2,270,245   35,642,847
    Mid-America Apartment Communities, Inc..............   721,659   76,510,287
    Monmouth Real Estate Investment Corp................   530,492    7,331,399
    Monogram Residential Trust, Inc.....................   293,220    3,140,386
#   National Health Investors, Inc......................   340,653   26,765,106
    National Retail Properties, Inc..................... 1,303,569   69,297,728
    National Storage Affiliates Trust...................    69,102    1,476,710
#   New Senior Investment Group, Inc....................   647,695    7,765,863
#   New York REIT, Inc.................................. 1,041,386    9,934,822
    NexPoint Residential Trust, Inc.....................    33,547      653,831
#   NorthStar Realty Europe Corp........................   111,669    1,032,938
    Omega Healthcare Investors, Inc..................... 1,723,275   59,452,988
    One Liberty Properties, Inc.........................   136,364    3,411,827
#   Outfront Media, Inc.................................    60,199    1,400,831
    Paramount Group, Inc................................ 1,072,798   18,913,429
    Parkway Properties, Inc.............................   799,149   13,881,218
#   Pebblebrook Hotel Trust.............................   685,922   20,337,587
    Pennsylvania REIT...................................   714,600   18,179,424
#   Physicians Realty Trust.............................   893,785   19,413,010
    Piedmont Office Realty Trust, Inc. Class A.......... 1,552,724   34,066,765

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Real Estate Investment Trusts -- (Continued)
#   Post Properties, Inc................................   538,702 $ 34,256,060
    Prologis, Inc....................................... 5,017,086  273,381,016
    PS Business Parks, Inc..............................   200,967   22,285,231
    Public Storage...................................... 1,418,576  338,926,178
    QTS Realty Trust, Inc. Class A......................   294,709   16,872,090
#   Ramco-Gershenson Properties Trust...................   764,709   15,171,827
#   Realty Income Corp.................................. 2,392,365  170,982,327
    Regency Centers Corp................................   916,283   77,819,915
    Retail Opportunity Investments Corp.................   949,486   21,676,765
    Retail Properties of America, Inc. Class A.......... 2,271,531   40,047,092
    Rexford Industrial Realty, Inc......................   445,048   10,173,797
    RLJ Lodging Trust................................... 1,254,605   29,784,323
    RMR Group, Inc. (The) Class A.......................    23,106      786,644
    Ryman Hospitality Properties, Inc...................   440,410   24,768,658
    Sabra Health Care REIT, Inc.........................   621,729   14,865,540
    Saul Centers, Inc...................................   129,569    8,703,150
    Select Income REIT..................................   639,832   17,761,736
    Senior Housing Properties Trust..................... 2,266,752   50,344,562
#   Seritage Growth Properties Class A..................    27,814    1,392,369
    Silver Bay Realty Trust Corp........................   318,288    5,735,550
    Simon Property Group, Inc........................... 2,924,341  663,942,381
    SL Green Realty Corp................................   954,980  112,515,744
#   Sotherly Hotels, Inc................................    98,840      600,947
    Sovran Self Storage, Inc............................   369,085   37,783,231
    Spirit Realty Capital, Inc.......................... 4,534,334   61,984,346
#   STAG Industrial, Inc................................   617,339   15,668,064
    STORE Capital Corp..................................   309,781    9,662,069
    Summit Hotel Properties, Inc........................   827,871   11,739,211
    Sun Communities, Inc................................   526,679   41,686,643
    Sunstone Hotel Investors, Inc....................... 2,126,050   28,276,465
    Tanger Factory Outlet Centers, Inc..................   945,595   39,469,135
    Taubman Centers, Inc................................   609,676   49,334,982
    Terreno Realty Corp.................................   276,031    7,687,463
    Tier REIT, Inc......................................    18,515      322,716
    UDR, Inc............................................ 2,508,462   93,390,040
#   UMH Properties, Inc.................................   218,976    2,706,543
#   Universal Health Realty Income Trust................   120,833    7,210,105
#   Urban Edge Properties...............................   947,771   28,347,831
    Urstadt Biddle Properties, Inc......................    71,095    1,528,543
    Urstadt Biddle Properties, Inc. Class A.............   252,941    6,247,643
    Ventas, Inc......................................... 3,187,881  242,789,017
    VEREIT, Inc......................................... 8,663,845   95,822,126
    Vornado Realty Trust................................ 1,650,859  177,302,257
    Washington REIT.....................................   658,016   22,563,369
    Weingarten Realty Investors......................... 1,153,006   49,798,329
    Welltower, Inc...................................... 3,387,943  268,765,518
    Whitestone REIT.....................................   267,878    4,331,587
#   WP Carey, Inc.......................................   949,550   68,984,808
    WP Glimcher, Inc.................................... 1,791,188   22,712,264
#   Xenia Hotels & Resorts, Inc.........................   566,640   10,176,854

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                      ---------- --------------
TOTAL COMMON STOCKS..................................             7,867,388,811
                                                                 --------------
TOTAL INVESTMENT SECURITIES..........................             7,867,388,811
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.6%)
    State Street Institutional Liquid
       Reserves, 0.457%.............................. 49,883,422 $   49,883,422
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (5.2%)
(S)@ DFA Short Term Investment Fund.................. 37,591,061    434,928,572
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $5,326,127,151)^^............................            $8,352,200,805
                                                                 ==============

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                             -------------- ------------ ------- --------------
Common Stocks
   Real Estate Investment
     Trusts................. $7,867,388,811           --   --    $7,867,388,811
Temporary Cash
  Investments...............     49,883,422           --   --        49,883,422
Securities Lending
  Collateral................             -- $434,928,572   --       434,928,572
Futures Contracts**.........      1,230,346           --   --         1,230,346
                             -------------- ------------   --    --------------
TOTAL....................... $7,918,502,579 $434,928,572   --    $8,353,431,151
                             ============== ============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                       LARGE CAP INTERNATIONAL PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                           SHARES     VALUE++
                                                          --------- -----------
COMMON STOCKS -- (94.0%)
AUSTRALIA -- (6.0%)
    AGL Energy, Ltd......................................   127,373 $ 1,994,124
#   Alumina, Ltd.........................................   340,518     344,292
    Amcor, Ltd...........................................   291,961   3,336,576
    Amcor, Ltd. Sponsored ADR............................     1,068      48,808
    AMP, Ltd............................................. 1,298,615   5,745,506
#   APA Group............................................   241,803   1,788,198
    Aristocrat Leisure, Ltd..............................   141,130   1,712,884
    Asciano, Ltd.........................................   271,603   1,888,603
    ASX, Ltd.............................................    26,598   1,005,946
    Aurizon Holdings, Ltd................................   492,141   1,947,483
#   AusNet Services......................................   458,499     616,947
    Australia & New Zealand Banking Group, Ltd...........   606,372  11,930,040
    Bank of Queensland, Ltd..............................   101,510     816,644
#   Bendigo & Adelaide Bank, Ltd.........................    48,008     370,957
    BHP Billiton, Ltd....................................   768,293  11,387,776
    BHP Billiton, Ltd. Sponsored ADR.....................    64,389   1,911,709
    BlueScope Steel, Ltd.................................    21,348     137,722
    Boral, Ltd...........................................   211,880   1,108,042
    Brambles, Ltd........................................   400,325   4,095,208
    Caltex Australia, Ltd................................    67,271   1,701,220
    Challenger, Ltd......................................   134,124     969,837
    CIMIC Group, Ltd.....................................    22,997     511,478
    Coca-Cola Amatil, Ltd................................   147,605   1,032,574
    Cochlear, Ltd........................................    14,528   1,467,781
#   Commonwealth Bank of Australia.......................   360,229  21,205,458
    Computershare, Ltd...................................   120,545     813,917
#   Crown Resorts, Ltd...................................    64,776     645,536
    CSL, Ltd.............................................   111,914  10,035,848
    Domino's Pizza Enterprises, Ltd......................    15,666     897,522
    DUET Group...........................................   624,225   1,277,839
#   Evolution Mining, Ltd................................   221,384     484,486
    Fortescue Metals Group, Ltd..........................   994,468   3,391,762
#   Harvey Norman Holdings, Ltd..........................   175,534     645,761
    Healthscope, Ltd.....................................   346,216     779,758
    Incitec Pivot, Ltd...................................   472,140   1,033,745
    Insurance Australia Group, Ltd.......................   435,255   2,001,961
    James Hardie Industries P.L.C........................   119,029   1,974,948
    James Hardie Industries P.L.C. Sponsored ADR.........     2,500      41,525
    LendLease Group......................................   137,958   1,408,071
    Macquarie Group, Ltd.................................   102,792   5,819,807
    Magellan Financial Group, Ltd........................     2,208      38,397
    Medibank Pvt, Ltd....................................   700,202   1,634,437
    National Australia Bank, Ltd.........................   525,578  10,625,152
*   Newcrest Mining, Ltd.................................   289,859   5,645,453
    Oil Search, Ltd......................................   342,354   1,876,036
#   Orica, Ltd...........................................   164,221   1,773,072
    Origin Energy, Ltd...................................   557,167   2,349,398
    Qantas Airways, Ltd..................................   349,296     838,637
    QBE Insurance Group, Ltd.............................   439,714   3,670,101
    Ramsay Health Care, Ltd..............................    37,677   2,257,066
#   REA Group, Ltd.......................................    15,296     759,608

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
AUSTRALIA -- (Continued)
    Rio Tinto, Ltd......................................    94,991 $  3,624,972
    Santos, Ltd.........................................   522,336    1,785,594
#   Seek, Ltd...........................................    79,883    1,016,464
    Sonic Healthcare, Ltd...............................    81,602    1,425,525
*   South32, Ltd........................................ 1,250,219    1,762,913
*   South32, Ltd. ADR...................................    79,510      550,607
    Spark Infrastructure Group..........................   313,217      624,056
    Star Entertainment Grp, Ltd. (The)..................   180,113      813,526
    Suncorp Group, Ltd..................................   408,567    4,170,950
    Sydney Airport......................................   212,460    1,223,487
    Tabcorp Holdings, Ltd...............................    30,617      113,922
    Tatts Group, Ltd....................................   403,202    1,265,436
    Telstra Corp., Ltd.................................. 1,039,513    4,559,407
    TPG Telecom, Ltd....................................    85,293      833,777
    Transurban Group....................................   400,107    3,822,867
    Treasury Wine Estates, Ltd..........................   182,183    1,338,201
    Vocus Communications, Ltd...........................   101,707      691,631
    Washington H Soul Pattinson & Co., Ltd..............    13,478      178,346
    Wesfarmers, Ltd.....................................   201,858    6,601,998
    Westpac Banking Corp................................   700,654   16,579,108
    Westpac Banking Corp. Sponsored ADR.................    85,381    2,014,138
    Woodside Petroleum, Ltd.............................   343,395    7,014,668
    Woolworths, Ltd.....................................   315,298    5,618,963
                                                                   ------------
TOTAL AUSTRALIA.........................................            209,426,212
                                                                   ------------
AUSTRIA -- (0.1%)
    Andritz AG..........................................    13,945      710,990
    Erste Group Bank AG.................................    56,222    1,489,967
    OMV AG..............................................    62,847    1,678,683
    Voestalpine AG......................................    31,418    1,107,971
                                                                   ------------
TOTAL AUSTRIA...........................................              4,987,611
                                                                   ------------
BELGIUM -- (1.1%)
    Ageas...............................................    62,545    2,102,668
    Anheuser-Busch InBev NV.............................   147,197   19,016,696
    Anheuser-Busch InBev NV Sponsored ADR...............    25,694    3,325,831
    bpost SA............................................     3,505       91,856
    Colruyt SA..........................................    27,874    1,554,861
*   KBC Group NV........................................    77,093    4,007,408
    Proximus SADP.......................................    66,262    2,068,425
    Solvay SA...........................................    26,286    2,728,632
*   Telenet Group Holding NV............................    13,661      647,894
    UCB SA..............................................    38,878    3,041,967
    Umicore SA..........................................    20,416    1,181,262
                                                                   ------------
TOTAL BELGIUM...........................................             39,767,500
                                                                   ------------
CANADA -- (8.1%)
#   Agnico Eagle Mines, Ltd.(008474108).................    31,194    1,813,619
    Agnico Eagle Mines, Ltd.(2009823)...................    30,560    1,778,389
    Agrium, Inc.(008916108).............................    13,910    1,262,472
    Agrium, Inc.(2213538)...............................    31,176    2,829,515
    Algonquin Power & Utilities Corp....................    33,400      312,346

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
CANADA -- (Continued)
    Alimentation Couche-Tard, Inc. Class B..................  98,358 $4,446,883
#   AltaGas, Ltd............................................  37,204    947,731
#*  Amaya, Inc..............................................   9,600    148,597
    ARC Resources, Ltd......................................  93,613  1,646,912
    Atco, Ltd. Class I......................................  21,724    818,778
    Bank of Montreal(063671101).............................  63,273  4,057,065
#   Bank of Montreal(2076009)...............................  88,229  5,656,008
    Bank of Nova Scotia (The)(064149107)....................  70,117  3,559,840
    Bank of Nova Scotia (The)(2076281)...................... 181,668  9,226,366
    Barrick Gold Corp.(067901108)........................... 187,936  4,108,281
    Barrick Gold Corp.(2024644).............................  22,992    502,050
    BCE, Inc.(05534B760)....................................  22,540  1,079,441
#   BCE, Inc.(B188TH2)......................................  25,962  1,243,368
*   BlackBerry, Ltd.(09228F103)............................. 102,051    775,588
*   BlackBerry, Ltd.(BCBHZ31)...............................  79,575    603,372
*   Bombardier, Inc. Class A................................   9,200     16,559
#*  Bombardier, Inc. Class B................................ 446,892    670,860
    Brookfield Asset Management, Inc. Class A............... 178,559  6,166,467
    CAE, Inc.(124765108)....................................  12,456    166,038
    CAE, Inc.(2162760)......................................  75,738  1,010,497
    Cameco Corp.(13321L108).................................  46,915    448,507
    Cameco Corp.(2166160)...................................  75,060    717,458
#   Canadian Imperial Bank of Commerce(136069101)...........  14,630  1,111,149
    Canadian Imperial Bank of Commerce(2170525).............  72,249  5,488,744
    Canadian National Railway Co.(136375102)................  34,693  2,192,945
    Canadian National Railway Co.(2180632).................. 151,760  9,620,630
    Canadian Natural Resources, Ltd.(136385101).............  46,051  1,392,122
    Canadian Natural Resources, Ltd.(2171573)............... 188,006  5,693,530
    Canadian Pacific Railway, Ltd.(13645T100)...............   3,771    564,820
    Canadian Pacific Railway, Ltd.(2793115).................  32,866  4,923,922
#   Canadian Tire Corp., Ltd. Class A.......................  26,916  2,828,175
    Canadian Utilities, Ltd. Class A........................  27,940    860,038
    CCL Industries, Inc. Class B............................   7,096  1,270,122
    Cenovus Energy, Inc.(15135U109)......................... 207,593  2,968,580
    Cenovus Energy, Inc.(B57FG04)...........................  37,861    541,969
*   CGI Group, Inc. Class A(39945C109)......................  34,943  1,696,133
*   CGI Group, Inc. Class A(2159740)........................  31,525  1,530,555
    CI Financial Corp.......................................  58,015  1,185,938
    Cineplex, Inc...........................................  12,086    470,980
    Cogeco Communications, Inc..............................   8,563    421,444
    Constellation Software, Inc.............................   4,443  1,808,677
    Crescent Point Energy Corp.(22576C101)..................  48,922    715,729
    Crescent Point Energy Corp.(B67C8W8).................... 144,994  2,119,967
*   Detour Gold Corp........................................  40,587  1,061,265
    DH Corp.................................................  17,611    434,998
    Dollarama, Inc..........................................  29,600  2,188,629
    Eldorado Gold Corp.(284902103)..........................  27,183    111,178
    Eldorado Gold Corp.(2307873)............................ 206,312    845,379
#   Element Financial Corp..................................  98,900  1,061,983
#   Emera, Inc..............................................  10,522    392,303
    Empire Co., Ltd. Class A................................  62,544    996,374
#   Enbridge Income Fund Holdings, Inc......................  30,147    750,414
    Enbridge, Inc.(29250N105)...............................  48,835  2,008,584

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                          SHARES   VALUE++
                                                          ------- ----------
CANADA -- (Continued)
    Enbridge, Inc.(2466149).............................. 130,933 $5,386,138
    Encana Corp.(292505104).............................. 234,765  1,889,858
    Encana Corp.(2793193)................................  68,186    548,350
    Fairfax Financial Holdings, Ltd......................   6,823  3,658,077
    Finning International, Inc...........................  54,601    884,890
    First Capital Realty, Inc............................  34,715    616,582
#   First Quantum Minerals, Ltd.......................... 218,432  1,888,787
    Fortis, Inc..........................................  54,581  1,808,010
    Franco-Nevada Corp.(351858105).......................   7,619    586,892
    Franco-Nevada Corp.(B29NF31).........................  13,927  1,073,818
#   Genworth MI Canada, Inc..............................  11,764    314,181
    George Weston, Ltd...................................  18,126  1,609,843
    Gildan Activewear, Inc.(375916103)...................  12,102    354,710
    Gildan Activewear, Inc.(2254645).....................  35,400  1,038,696
    Goldcorp, Inc.(380956409)............................  77,079  1,378,173
    Goldcorp, Inc.(2676302).............................. 100,844  1,801,930
    Great-West Lifeco, Inc...............................  56,900  1,477,792
    Hudson's Bay Co......................................  32,592    409,631
    Husky Energy, Inc.................................... 162,555  1,912,339
    IGM Financial, Inc...................................  24,740    688,396
    Imperial Oil, Ltd.(453038408)........................  18,309    561,903
    Imperial Oil, Ltd.(2454241)..........................  32,327    994,582
    Industrial Alliance Insurance & Financial Services,
      Inc................................................  33,222  1,081,404
    Intact Financial Corp................................  26,200  1,878,036
#   Inter Pipeline, Ltd..................................  82,183  1,717,116
    Jean Coutu Group PJC, Inc. (The) Class A.............  24,200    350,494
    Keyera Corp..........................................  39,418  1,131,533
*   Kinross Gold Corp.(496902404)........................  22,897    118,377
*   Kinross Gold Corp.(B03Z841).......................... 514,867  2,661,779
    Linamar Corp.........................................  21,896    869,199
    Loblaw Cos., Ltd.....................................  47,910  2,672,464
*   Lundin Mining Corp................................... 152,504    637,745
    MacDonald Dettwiler & Associates, Ltd................   6,900    452,584
#   Magna International, Inc.(559222401).................  44,273  1,707,610
    Magna International, Inc.(2554475)...................  78,820  3,036,530
    Manitoba Telecom Services, Inc.......................   6,200    183,153
    Manulife Financial Corp.(56501R106).................. 109,734  1,495,674
    Manulife Financial Corp.(2492519).................... 277,559  3,783,977
    Maple Leaf Foods, Inc................................  23,587    536,902
    Methanex Corp........................................  25,281    709,065
    Metro, Inc...........................................  77,772  2,827,585
#   National Bank of Canada.............................. 132,416  4,534,385
#   Northland Power, Inc.................................  25,500    479,083
    Onex Corp............................................  21,004  1,303,852
    Open Text Corp.(683715106)...........................   9,224    562,018
    Open Text Corp.(2260824).............................  21,100  1,285,732
    Pembina Pipeline Corp.(B4PPQG5)......................  17,129    498,968
    Pembina Pipeline Corp.(B4PT2P8)......................  38,441  1,121,153
#   Peyto Exploration & Development Corp.................  51,705  1,469,196
    Potash Corp. of Saskatchewan, Inc.(73755L107)........ 142,109  2,216,900
    Potash Corp. of Saskatchewan, Inc.(2696980).......... 133,900  2,086,980
    PrairieSky Royalty, Ltd..............................   5,749    111,885
    Quebecor, Inc. Class B...............................  21,600    665,379

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                          SHARES    VALUE++
                                                          ------- ------------
CANADA -- (Continued)
    Restaurant Brands International, Inc.................  70,146 $  3,138,612
    Ritchie Bros Auctioneers, Inc.(2345390)..............  16,700      553,831
    Ritchie Bros Auctioneers, Inc.(767744105)............   7,381      245,049
    Rogers Communications, Inc. Class B(2169051).........  57,268    2,529,503
    Rogers Communications, Inc. Class B(775109200).......  27,329    1,207,122
    Royal Bank of Canada(780087102)......................  93,044    5,671,962
    Royal Bank of Canada(2754383)........................ 246,120   15,003,018
    Saputo, Inc..........................................  55,112    1,655,914
*   Seven Generations Energy, Ltd. Class A...............  31,625      663,673
    Shaw Communications, Inc. Class B(82028K200).........  55,617    1,127,913
    Shaw Communications, Inc. Class B(2801836)...........  60,849    1,234,084
    Silver Wheaton Corp.(828336107)......................  34,894      972,496
    Silver Wheaton Corp.(B058ZX6)........................  45,277    1,264,004
    SNC-Lavalin Group, Inc...............................  32,286    1,390,945
    Stantec, Inc.(85472N109).............................  16,651      423,934
#   Stantec, Inc.(2854238)...............................  12,500      318,137
    Stella-Jones, Inc....................................   8,329      296,952
    Sun Life Financial, Inc.(866796105)..................  47,039    1,551,346
#   Sun Life Financial, Inc.(2566124)....................  84,631    2,788,516
#   Suncor Energy, Inc.(867224107).......................  38,549    1,037,354
    Suncor Energy, Inc.(B3NB1P2)......................... 319,329    8,594,362
    Tahoe Resources, Inc.................................  50,366      783,695
    Teck Resources, Ltd. Class B(878742204)..............  89,770    1,430,036
    Teck Resources, Ltd. Class B(2879327)................  83,338    1,328,276
    TELUS Corp...........................................  50,417    1,687,067
#   Thomson Reuters Corp.(2126067).......................  18,094      761,938
    Thomson Reuters Corp.(2889371).......................  58,150    2,449,991
    Toronto-Dominion Bank (The)(891160509)...............  65,900    2,871,263
    Toronto-Dominion Bank (The)(2897222)................. 270,619   11,791,456
*   Tourmaline Oil Corp..................................  53,020    1,358,342
    TransCanada Corp.(89353D107).........................  51,006    2,364,128
    TransCanada Corp.(2665184)........................... 106,971    4,960,000
*   Turquoise Hill Resources, Ltd.(900435108)............  68,462      243,725
*   Turquoise Hill Resources, Ltd.(B7WJ1F5).............. 239,089      851,502
#*  Valeant Pharmaceuticals International,
      Inc.(91911K102)....................................  67,439    1,503,890
*   Valeant Pharmaceuticals International,
      Inc.(B3XSX46)......................................  57,482    1,280,264
#   Veresen, Inc.........................................  54,329      459,798
#   Vermilion Energy, Inc.(B607XS1)......................  21,704      723,107
    Vermilion Energy, Inc.(923725105)....................   4,040      134,613
*   Waste Connections, Inc.(94106B101)...................   6,931      516,199
    Waste Connections, Inc.(BYQFRK5).....................  14,754    1,099,285
    West Fraser Timber Co., Ltd..........................  29,984    1,030,201
    Winpak, Ltd..........................................   6,200      211,550
    WSP Global, Inc......................................  21,300      638,519
    Yamana Gold, Inc..................................... 220,538    1,261,761
                                                                  ------------
TOTAL CANADA.............................................          283,749,952
                                                                  ------------
DENMARK -- (1.9%)
    AP Moeller - Maersk A.S. Class A.....................     796    1,040,758
    AP Moeller - Maersk A.S. Class B.....................   1,252    1,700,852
    Carlsberg A.S. Class B...............................  34,858    3,461,856
    Chr Hansen Holding A.S...............................  29,121    1,831,451
    Coloplast A.S. Class B...............................  21,697    1,700,284

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
DENMARK -- (Continued)
    Danske Bank A.S........................................ 144,066 $ 3,917,888
    DSV A.S................................................  70,434   3,136,320
*   Genmab A.S.............................................  11,675   2,116,780
*   H Lundbeck A.S.........................................  23,996     975,427
    ISS A.S................................................  51,595   1,990,091
#   Novo Nordisk A.S. Class B.............................. 411,533  23,402,352
    Novo Nordisk A.S. Sponsored ADR........................  92,741   5,283,455
    Novozymes A.S. Class B.................................  60,663   2,977,298
    Pandora A.S............................................  42,006   5,471,327
    Tryg A.S...............................................  25,855     481,970
    Vestas Wind Systems A.S................................  82,744   5,784,701
*   William Demant Holding A.S.............................   2,305      47,069
                                                                    -----------
TOTAL DENMARK..............................................          65,319,879
                                                                    -----------
FINLAND -- (1.0%)
    Elisa Oyj..............................................  37,118   1,346,660
    Fortum Oyj............................................. 152,652   2,535,863
#   Kone Oyj Class B.......................................  83,958   4,254,062
    Neste Oyj..............................................  63,895   2,424,783
    Nokia Oyj(5946455)..................................... 303,562   1,744,143
    Nokia Oyj(5902941)..................................... 845,184   4,876,286
#   Nokia Oyj Sponsored ADR................................ 223,680   1,290,633
    Orion Oyj Class A......................................   3,010     122,027
    Orion Oyj Class B......................................  19,925     816,280
    Sampo Oyj Class A...................................... 102,411   4,242,236
    Stora Enso Oyj Class R................................. 294,286   2,673,436
    Stora Enso Oyj Sponsored ADR...........................  12,000     108,240
    UPM-Kymmene Oyj........................................ 285,497   5,887,659
    UPM-Kymmene Oyj Sponsored ADR..........................  13,000     267,904
    Wartsila Oyj Abp.......................................  48,640   2,111,506
                                                                    -----------
TOTAL FINLAND..............................................          34,701,718
                                                                    -----------
FRANCE -- (7.9%)
    Accor SA...............................................  71,992   3,013,886
    Aeroports de Paris.....................................   8,026     853,706
    Air Liquide SA.........................................  80,135   8,543,303
    Airbus Group SE........................................ 142,266   8,392,706
#*  Alstom SA..............................................  26,915     662,769
    Arkema SA..............................................  30,254   2,584,119
    Atos SE................................................  32,493   3,185,145
    AXA SA................................................. 368,236   7,494,468
    AXA SA Sponsored ADR...................................  34,916     708,795
    BioMerieux.............................................     694      95,947
    BNP Paribas SA......................................... 212,909  10,561,198
    Bollore SA............................................. 253,559     918,055
    Bouygues SA............................................  98,948   2,931,125
    Bureau Veritas SA......................................  60,171   1,307,690
    Capgemini SA...........................................  34,542   3,320,300
    Carrefour SA........................................... 191,723   4,803,219
#   Casino Guichard Perrachon SA...........................  26,837   1,454,528
    Christian Dior SE......................................  12,716   2,299,863
    Cie de Saint-Gobain.................................... 161,725   6,865,585

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                          SHARES    VALUE++
                                                          ------- -----------
FRANCE -- (Continued)
    Cie Generale des Etablissements Michelin.............  78,818 $ 8,055,812
    CNP Assurances.......................................  62,831     959,953
    Credit Agricole SA................................... 239,680   2,123,160
    Danone SA............................................ 129,150   9,904,989
    Danone SA Sponsored ADR..............................  12,326     188,341
    Dassault Systemes....................................  28,923   2,388,982
    Eiffage SA...........................................  23,593   1,813,954
    Electricite de France SA............................. 129,833   1,699,407
    Engie SA............................................. 356,689   5,870,944
    Essilor International SA.............................  48,205   6,174,455
    Eurofins Scientific SE...............................     659     247,214
    Eutelsat Communications SA...........................  66,775   1,327,943
    Faurecia.............................................  23,847     940,543
    Groupe Eurotunnel SE.................................  86,316     897,058
#   Hermes International.................................   6,314   2,717,332
    Iliad SA.............................................   6,573   1,277,443
    Imerys SA............................................   8,210     582,778
    Ingenico Group SA....................................  12,128   1,329,622
    Ipsen SA.............................................   2,444     159,461
    JCDecaux SA..........................................  21,745     743,238
    Kering...............................................  13,563   2,577,626
    L'Oreal SA...........................................  56,594  10,753,109
    Legrand SA...........................................  55,137   3,042,320
    LVMH Moet Hennessy Louis Vuitton SE..................  68,805  11,782,327
    Natixis SA........................................... 284,829   1,174,500
    Orange SA............................................ 523,313   8,031,307
    Orange SA Sponsored ADR..............................  45,487     699,135
    Pernod Ricard SA.....................................  34,984   3,997,310
*   Peugeot SA........................................... 270,375   4,083,721
    Publicis Groupe SA...................................  48,596   3,618,720
    Publicis Groupe SA ADR...............................   4,537      84,297
    Renault SA...........................................  53,292   4,659,539
    Safran SA............................................  76,309   5,187,196
    Sanofi............................................... 227,186  19,350,177
    Sartorius Stedim Biotech.............................   3,554     252,431
    Schneider Electric SE(B11BPS1).......................     935      61,215
    Schneider Electric SE(4834108)....................... 100,336   6,546,239
    SCOR SE..............................................  53,550   1,564,391
    SEB SA...............................................   3,943     525,038
    SES SA...............................................  86,638   1,898,516
    SFR Group SA.........................................  31,052     734,185
    Societe BIC SA.......................................   6,160     910,446
    Societe Generale SA.................................. 156,105   5,322,200
    Sodexo...............................................  16,625   1,946,963
    Sodexo SA............................................  23,886   2,797,787
    STMicroelectronics NV................................ 131,840     964,064
    Suez.................................................  84,093   1,364,774
    Technip SA...........................................  28,077   1,574,206
    Technip SA ADR.......................................  14,400     199,872
    Thales SA............................................  31,870   2,902,707
    Total SA............................................. 451,039  21,692,191
    Total SA Sponsored ADR............................... 156,801   7,542,140
    Valeo SA.............................................  71,022   3,643,509

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
FRANCE -- (Continued)
    Veolia Environnement SA.............................    71,221 $  1,578,466
    Veolia Environnement SA ADR.........................    17,086      376,917
    Vinci SA............................................   121,813    9,258,420
    Vivendi SA..........................................   216,918    4,259,328
    Zodiac Aerospace....................................    48,103    1,083,152
                                                                   ------------
TOTAL FRANCE............................................            277,439,477
                                                                   ------------
GERMANY -- (7.1%)
    Adidas AG...........................................    53,237    8,745,339
    Allianz SE..........................................    71,162   10,196,425
    Allianz SE Sponsored ADR............................   245,686    3,508,396
    Axel Springer SE....................................    11,235      615,762
    BASF SE.............................................   233,002   18,302,675
    BASF SE Sponsored ADR...............................     8,000      627,360
    Bayer AG............................................   165,691   17,811,425
#   Bayer AG Sponsored ADR..............................    32,835    3,535,837
    Bayerische Motoren Werke AG.........................   102,361    8,819,841
    Beiersdorf AG.......................................    15,930    1,496,622
    Brenntag AG.........................................    39,655    1,969,903
    Commerzbank AG......................................   300,034    1,980,484
    Continental AG......................................    26,657    5,590,435
    Daimler AG..........................................   270,445   18,385,953
#*  Deutsche Bank AG(D18190898).........................   276,697    3,718,808
*   Deutsche Bank AG(5750355)...........................    50,363      677,297
    Deutsche Boerse AG..................................    42,269    3,548,962
#   Deutsche Lufthansa AG...............................   144,405    1,716,495
    Deutsche Post AG....................................   224,214    6,691,455
    Deutsche Telekom AG.................................   779,964   13,269,192
#   Deutsche Telekom AG Sponsored ADR...................    94,100    1,593,584
    Deutsche Wohnen AG..................................    89,072    3,334,752
    E.ON SE............................................. 1,063,453   11,405,393
    E.ON SE Sponsored ADR...............................    52,950      569,477
    Fielmann AG.........................................     5,420      418,680
    Fraport AG Frankfurt Airport Services Worldwide.....     6,874      375,946
    Fresenius Medical Care AG & Co. KGaA................    50,109    4,576,827
    Fresenius SE & Co. KGaA.............................   103,541    7,734,281
    Fuchs Petrolub SE...................................     9,084      349,478
    GEA Group AG........................................    32,539    1,737,388
    Hannover Rueck SE...................................    14,652    1,498,671
    HeidelbergCement AG.................................    46,275    3,919,992
    Henkel AG & Co. KGaA................................    21,511    2,335,073
    Hochtief AG.........................................     6,952      911,683
    Infineon Technologies AG............................   227,324    3,768,572
    KION Group AG.......................................     1,776       97,385
    LEG Immobilien AG...................................    12,860    1,291,149
    Linde AG............................................    38,705    5,562,478
    MAN SE..............................................     6,816      714,703
    Merck KGaA..........................................    28,023    3,094,746
    Metro AG............................................    76,524    2,462,034
    Muenchener Rueckversicherungs-Gesellschaft AG.......    33,475    5,582,653
    Osram Licht AG......................................    16,464      856,577
    ProSiebenSat.1 Media SE.............................    53,926    2,470,175
*   QIAGEN NV...........................................    41,613    1,092,377

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
GERMANY -- (Continued)
    Rational AG.........................................       529 $    255,910
    RTL Group SA........................................     8,800      750,254
*   RWE AG..............................................   236,560    4,207,724
    SAP SE..............................................   171,148   14,979,452
#   SAP SE Sponsored ADR................................     8,519      744,475
    Siemens AG..........................................   140,197   15,217,885
    Symrise AG..........................................    25,259    1,781,084
*   Talanx AG...........................................    19,158      576,209
    Telefonica Deutschland Holding AG...................   199,595      814,953
    ThyssenKrupp AG.....................................    50,447    1,156,877
    United Internet AG..................................    32,132    1,422,082
    Volkswagen AG.......................................     9,652    1,427,273
    Vonovia SE..........................................    88,597    3,512,636
#   Wirecard AG.........................................     9,658      449,392
*   Zalando SE..........................................    14,365      544,676
                                                                   ------------
TOTAL GERMANY...........................................            246,803,622
                                                                   ------------
HONG KONG -- (2.7%)
    AIA Group, Ltd...................................... 2,502,600   15,589,170
#   ASM Pacific Technology, Ltd.........................    49,600      369,222
#   Bank of East Asia, Ltd. (The).......................   425,374    1,760,939
    BOC Hong Kong Holdings, Ltd.........................   906,500    2,984,647
    Brightoil Petroleum Holdings, Ltd...................    40,000       11,790
#   Cathay Pacific Airways, Ltd.........................   679,000    1,104,263
#   Cheung Kong Infrastructure Holdings, Ltd............   122,000    1,080,039
    Cheung Kong Property Holdings, Ltd..................   553,962    3,975,070
#   Chow Tai Fook Jewellery Group, Ltd..................   327,600      252,980
    CK Hutchison Holdings, Ltd..........................   469,962    5,508,391
    CLP Holdings, Ltd...................................   380,400    3,964,488
#   FIH Mobile, Ltd.....................................   627,000      213,677
    First Pacific Co., Ltd..............................   250,400      194,745
    Galaxy Entertainment Group, Ltd.....................   551,000    1,836,937
    Genting Hong Kong, Ltd..............................    83,000       24,600
    Haitong International Securities Group, Ltd.........    44,000       26,643
    Hang Lung Group, Ltd................................   225,000      729,076
    Hang Lung Properties, Ltd...........................   764,000    1,655,728
    Hang Seng Bank, Ltd.................................   175,300    3,138,182
    Henderson Land Development Co., Ltd.................   386,171    2,305,134
#   HK Electric Investments & HK Electric Investments,
      Ltd...............................................   622,000      595,840
    HKT Trust & HKT, Ltd................................   868,000    1,377,213
    Hong Kong & China Gas Co., Ltd...................... 1,619,212    3,010,792
    Hong Kong Exchanges and Clearing, Ltd...............   285,072    7,057,865
    Hongkong & Shanghai Hotels, Ltd. (The)..............    67,025       71,745
    Hopewell Holdings, Ltd..............................     3,000        9,937
    Hysan Development Co., Ltd..........................   195,638      902,188
    Kerry Properties, Ltd...............................   244,393      670,225
#*  Kingston Financial Group, Ltd.......................   558,000      247,868
    L'Occitane International SA.........................    59,500      124,463
    Li & Fung, Ltd...................................... 2,198,000    1,101,242
    Melco Crown Entertainment, Ltd. ADR.................    34,136      476,539
#   MGM China Holdings, Ltd.............................   194,000      282,064
#   MTR Corp., Ltd......................................   330,011    1,869,032
    New World Development Co., Ltd...................... 2,614,348    3,046,749

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
HONG KONG -- (Continued)
    NWS Holdings, Ltd....................................   343,965 $   564,049
#   PCCW, Ltd............................................ 1,289,712     939,647
    Power Assets Holdings, Ltd...........................   276,707   2,712,528
#   Prada SpA............................................   139,000     413,487
    Samsonite International SA...........................   354,900   1,008,385
    Sands China, Ltd.....................................   591,600   2,263,571
    Shangri-La Asia, Ltd.................................   409,655     440,758
    Sino Land Co., Ltd...................................   976,062   1,746,424
#   SJM Holdings, Ltd....................................   947,000     593,662
    Sun Hung Kai Properties, Ltd.........................   301,108   4,320,433
    Swire Pacific, Ltd. Class A..........................   232,500   2,786,248
    Swire Pacific, Ltd. Class B..........................   150,000     311,971
    Swire Properties, Ltd................................   200,200     558,635
    Techtronic Industries Co., Ltd.......................   333,500   1,412,284
    WH Group, Ltd........................................ 2,264,500   1,788,285
    Wharf Holdings, Ltd. (The)...........................   428,609   2,962,111
    Wheelock & Co., Ltd..................................   339,000   1,817,853
    Wynn Macau, Ltd......................................   322,000     524,966
    Yue Yuen Industrial Holdings, Ltd....................   248,000   1,007,746
                                                                    -----------
TOTAL HONG KONG..........................................            95,742,526
                                                                    -----------
IRELAND -- (0.5%)
*   Bank of Ireland...................................... 9,774,999   2,021,075
    CRH P.L.C.(0182704)..................................    58,738   1,786,458
    CRH P.L.C.(4182249)..................................    22,786     695,319
#   CRH P.L.C. Sponsored ADR.............................   118,785   3,653,827
    Glanbia P.L.C........................................    46,954     904,170
    Kerry Group P.L.C. Class A(0490656)..................    18,318   1,572,208
    Kerry Group P.L.C. Class A(4519579)..................    21,028   1,799,255
    Paddy Power Betfair P.L.C............................    18,642   2,186,440
    Ryanair Holdings P.L.C...............................    32,682     436,337
    Smurfit Kappa Group P.L.C............................    93,092   2,186,087
                                                                    -----------
TOTAL IRELAND............................................            17,241,176
                                                                    -----------
ISRAEL -- (0.5%)
    Azrieli Group, Ltd...................................    13,033     573,525
    Bank Hapoalim BM.....................................   359,107   1,830,596
*   Bank Leumi Le-Israel BM..............................   525,563   1,893,785
    Bezeq The Israeli Telecommunication Corp., Ltd.......   502,326     996,939
    Delek Group, Ltd.....................................     1,412     294,196
    Elbit Systems, Ltd.(6308913).........................     6,571     663,150
    Elbit Systems, Ltd.(M3760D101).......................     1,593     160,288
    Frutarom Industries, Ltd.............................    10,001     501,779
    Israel Chemicals, Ltd................................   176,021     708,931
    Mizrahi Tefahot Bank, Ltd............................    58,454     710,063
    Nice, Ltd. Sponsored ADR.............................     9,648     662,335
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR...   179,025   9,577,837
                                                                    -----------
TOTAL ISRAEL.............................................            18,573,424
                                                                    -----------
ITALY -- (1.7%)
    Assicurazioni Generali SpA...........................   598,442   7,883,525
    Atlantia SpA.........................................   107,415   2,687,120

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
ITALY -- (Continued)
    Banca Mediolanum SpA.................................    51,783 $   379,990
    Cairo Communication SpA..............................     4,143      18,471
#   CNH Industrial NV....................................   318,242   2,272,701
    Davide Campari-Milano SpA............................    42,230     436,349
    Enel SpA............................................. 1,650,582   7,596,916
    Eni SpA..............................................   476,982   7,316,914
    Eni SpA Sponsored ADR................................    67,929   2,082,024
    Ferrari NV(BD6G507)..................................    33,971   1,537,897
    Ferrari NV(N3167Y103)................................       700      31,619
#   Fiat Chrysler Automobiles NV(N31738102)..............     7,000      44,870
#   Fiat Chrysler Automobiles NV(BRJFWP3)................   339,714   2,191,527
*   Finmeccanica SpA.....................................   148,964   1,701,716
    Intesa Sanpaolo SpA.................................. 2,740,663   6,047,706
    Intesa Sanpaolo SpA Sponsored ADR....................     9,000     121,500
    Luxottica Group SpA..................................    42,327   2,057,684
    Luxottica Group SpA Sponsored ADR....................       875      42,499
    Mediobanca SpA.......................................   164,703   1,154,712
    Parmalat SpA.........................................    31,585      83,075
    Recordati SpA........................................    18,559     602,344
    Snam SpA.............................................   409,435   2,370,045
#*  Telecom Italia SpA................................... 1,533,747   1,310,570
*   Telecom Italia SpA Sponsored ADR.....................    78,565     667,017
    Tenaris SA...........................................    21,859     293,080
    Tenaris SA ADR.......................................    25,111     670,966
    Terna Rete Elettrica Nazionale SpA...................   388,130   2,114,263
#   UniCredit SpA........................................ 1,563,149   3,834,840
    UnipolSai SpA........................................   400,381     671,731
                                                                    -----------
TOTAL ITALY..............................................            58,223,671
                                                                    -----------
JAPAN -- (21.4%)
    ABC-Mart, Inc........................................     6,600     422,365
#*  Acom Co., Ltd........................................    52,000     245,993
    Advantest Corp.......................................    18,600     246,702
    Aeon Co., Ltd........................................   237,400   3,411,242
    AEON Financial Service Co., Ltd......................    33,000     759,894
    Aeon Mall Co., Ltd...................................    28,948     388,915
    Ain Holdings, Inc....................................     2,900     199,680
    Air Water, Inc.......................................    73,000   1,241,246
    Aisin Seiki Co., Ltd.................................    71,000   3,244,457
    Ajinomoto Co., Inc...................................   129,300   3,300,632
    Alfresa Holdings Corp................................    47,900   1,050,111
    Alps Electric Co., Ltd...............................    80,900   1,801,911
    Amada Holdings Co., Ltd..............................    81,800     891,473
    ANA Holdings, Inc....................................   218,000     622,289
    Aoyama Trading Co., Ltd..............................    12,600     463,996
    Aozora Bank, Ltd.....................................   259,000     950,376
    Asahi Glass Co., Ltd.................................   393,000   2,257,687
    Asahi Group Holdings, Ltd............................    89,900   3,051,859
    Asahi Intecc Co., Ltd................................     9,400     432,200
    Asahi Kasei Corp.....................................   484,000   3,658,322
    Asics Corp...........................................    40,400     741,388
    ASKUL Corp...........................................     3,000     103,213
#   Astellas Pharma, Inc.................................   474,375   7,903,907

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                          SHARES   VALUE++
                                                          ------- ----------
JAPAN -- (Continued)
    Azbil Corp...........................................   4,600 $  138,835
    Bandai Namco Holdings, Inc...........................  49,600  1,314,712
    Bank of Kyoto, Ltd. (The)............................ 113,000    760,671
    Benesse Holdings, Inc................................  17,100    413,112
    Bridgestone Corp..................................... 169,013  5,853,079
    Brother Industries, Ltd.............................. 128,100  1,455,734
    Calbee, Inc..........................................  17,300    755,343
    Calsonic Kansei Corp.................................  64,000    492,360
    Canon Marketing Japan, Inc...........................  14,800    254,335
    Canon, Inc........................................... 148,400  4,211,515
    Canon, Inc. Sponsored ADR............................  64,347  1,819,090
    Casio Computer Co., Ltd..............................  60,400    859,782
    Central Japan Railway Co.............................  30,345  5,640,326
    Century Tokyo Leasing Corp...........................  19,300    668,726
    Chiba Bank, Ltd. (The)............................... 249,000  1,190,203
#   Chiyoda Corp.........................................  30,000    210,410
    Chubu Electric Power Co., Inc........................ 126,400  1,857,024
    Chugai Pharmaceutical Co., Ltd.......................  42,800  1,599,497
    Chugoku Bank, Ltd. (The).............................  49,500    557,594
    Chugoku Electric Power Co., Inc. (The)...............  57,700    724,593
    Citizen Holdings Co., Ltd............................  87,600    469,226
    Coca-Cola East Japan Co., Ltd........................  16,400    316,482
    Coca-Cola West Co., Ltd..............................  26,600    734,993
#   COLOPL, Inc..........................................  11,500    171,900
    COMSYS Holdings Corp.................................  30,700    510,634
*   Concordia Financial Group, Ltd....................... 366,000  1,555,733
    Cosmos Pharmaceutical Corp...........................   1,700    356,754
    Credit Saison Co., Ltd...............................  44,600    742,690
    CyberAgent, Inc......................................  12,500    705,849
    Dai Nippon Printing Co., Ltd......................... 178,000  1,987,295
    Dai-ichi Life Insurance Co., Ltd. (The).............. 219,200  2,832,175
    Daicel Corp..........................................  98,700  1,106,860
    Daifuku Co., Ltd.....................................  16,000    336,193
#   Daihatsu Motor Co., Ltd.............................. 114,500  1,719,649
#   Daiichi Sankyo Co., Ltd.............................. 109,046  2,600,358
    Daiichikosho Co., Ltd................................  16,100    734,983
    Daikin Industries, Ltd...............................  57,600  4,995,261
    Daito Trust Construction Co., Ltd....................  18,500  3,106,514
    Daiwa House Industry Co., Ltd........................ 136,300  3,821,967
    Daiwa Securities Group, Inc.......................... 669,000  3,754,683
    Dena Co., Ltd........................................  23,700    605,968
    Denka Co., Ltd....................................... 148,000    641,812
    Denso Corp...........................................  94,200  3,647,389
    Dentsu, Inc..........................................  41,100  1,963,538
    DIC Corp.............................................  48,200  1,137,315
    Disco Corp...........................................   9,300    953,083
    Don Quijote Holdings Co., Ltd........................  27,300  1,071,445
    Dowa Holdings Co., Ltd............................... 112,200    591,451
    East Japan Railway Co................................  69,200  6,347,693
    Ebara Corp........................................... 152,000    826,637
    Eisai Co., Ltd.......................................  43,900  2,566,897
    Electric Power Development Co., Ltd..................  28,100    645,799
    Ezaki Glico Co., Ltd.................................  10,400    622,573

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
JAPAN -- (Continued)
#   FamilyMart Co., Ltd...................................    18,400 $1,083,509
    FANUC Corp............................................    40,900  6,838,808
    Fast Retailing Co., Ltd...............................    11,100  3,582,048
    FP Corp...............................................       500     26,106
    Fuji Electric Co., Ltd................................   258,000  1,138,716
    Fuji Heavy Industries, Ltd............................   146,186  5,585,003
    Fuji Media Holdings, Inc..............................    15,800    188,391
    FUJIFILM Holdings Corp................................    82,800  2,970,735
    Fujitsu General, Ltd..................................    15,000    351,167
    Fujitsu, Ltd..........................................   867,440  3,601,162
    Fukuoka Financial Group, Inc..........................   232,000    886,386
    Glory, Ltd............................................    16,000    444,010
    GMO Payment Gateway, Inc..............................     2,700    154,935
#   GungHo Online Entertainment, Inc......................   121,100    273,184
    Gunma Bank, Ltd. (The)................................   101,000    407,214
    H2O Retailing Corp....................................    21,000    275,797
    Hachijuni Bank, Ltd. (The)............................   132,000    617,531
    Hakuhodo DY Holdings, Inc.............................    47,200    550,880
    Hamamatsu Photonics K.K...............................    28,600    839,647
    Hankyu Hanshin Holdings, Inc..........................    64,600  2,403,334
#   Harmonic Drive Systems, Inc...........................     8,700    271,037
    Haseko Corp...........................................   111,100  1,167,533
    Heiwa Corp............................................    20,600    423,225
    Hikari Tsushin, Inc...................................     6,800    564,849
    Hino Motors, Ltd......................................   112,100  1,170,674
    Hirose Electric Co., Ltd..............................     5,200    643,202
    Hiroshima Bank, Ltd. (The)............................   158,000    572,155
#   HIS Co., Ltd..........................................     8,000    213,088
    Hisamitsu Pharmaceutical Co., Inc.....................    10,500    593,684
    Hitachi Capital Corp..................................    31,200    569,771
    Hitachi Chemical Co., Ltd.............................    30,800    642,445
    Hitachi Construction Machinery Co., Ltd...............    44,800    728,597
    Hitachi High-Technologies Corp........................    20,165    686,058
    Hitachi Metals, Ltd...................................    91,900  1,021,723
    Hitachi Transport System, Ltd.........................     8,415    164,040
    Hitachi, Ltd.......................................... 1,143,000  5,222,508
    Hitachi, Ltd. ADR.....................................    34,292  1,560,286
    Hokkaido Electric Power Co., Inc......................    48,900    387,890
    Hokuriku Electric Power Co............................    48,500    575,303
    Honda Motor Co., Ltd..................................   305,692  8,280,526
    Honda Motor Co., Ltd. Sponsored ADR...................   113,774  3,085,551
    Hoshizaki Corp........................................    11,000    995,391
    House Foods Group, Inc................................    16,300    399,267
    Hoya Corp.............................................    98,900  3,509,054
#   Hulic Co., Ltd........................................    56,200    582,949
    Ibiden Co., Ltd.......................................    43,700    557,865
    Ichigo, Inc...........................................    49,500    216,173
#   Idemitsu Kosan Co., Ltd...............................    30,900    604,975
#   IHI Corp..............................................   713,000  1,983,914
    Iida Group Holdings Co., Ltd..........................    40,400    799,832
    Inpex Corp............................................   235,600  1,872,977
    Isetan Mitsukoshi Holdings, Ltd.......................   103,080  1,012,864
    Isuzu Motors, Ltd.....................................   213,100  2,758,606

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Ito En, Ltd..........................................    20,400 $   752,709
    ITOCHU Corp..........................................   331,700   3,760,765
    Itochu Techno-Solutions Corp.........................    18,200     437,012
    Iyo Bank, Ltd. (The).................................    73,500     473,706
    Izumi Co., Ltd.......................................    13,900     602,876
    J Front Retailing Co., Ltd...........................    88,500   1,021,226
    Japan Airlines Co., Ltd..............................    26,500     816,963
#   Japan Airport Terminal Co., Ltd......................     7,100     312,768
    Japan Exchange Group, Inc............................   137,600   1,939,220
    Japan Tobacco, Inc...................................   270,300  10,541,624
    JFE Holdings, Inc....................................   179,200   2,335,501
#   JGC Corp.............................................    52,000     761,263
    Joyo Bank, Ltd. (The)................................   202,000     789,333
    JSR Corp.............................................    53,500     730,757
    JTEKT Corp...........................................   113,260   1,582,011
    JX Holdings, Inc.....................................   725,170   2,747,575
#   K's Holdings Corp....................................    26,878     496,809
    Kagome Co., Ltd......................................    10,700     290,964
    Kajima Corp..........................................   215,000   1,589,242
#   Kakaku.com, Inc......................................    31,400     651,446
    Kaken Pharmaceutical Co., Ltd........................     8,500     562,075
    Kamigumi Co., Ltd....................................    64,000     575,956
    Kaneka Corp..........................................    90,000     677,790
*   Kansai Electric Power Co., Inc. (The)................   134,500   1,251,455
    Kansai Paint Co., Ltd................................    53,700   1,124,573
    Kao Corp.............................................   123,600   6,656,254
    Kawasaki Heavy Industries, Ltd.......................   625,000   1,838,673
#   Kawasaki Kisen Kaisha, Ltd...........................   185,000     454,097
    KDDI Corp............................................   433,900  13,315,135
    Keihan Holdings Co., Ltd.............................   178,000   1,279,893
    Keikyu Corp..........................................    92,000     932,059
    Keio Corp............................................   104,000     967,670
    Keisei Electric Railway Co., Ltd.....................    64,000     839,016
    Kewpie Corp..........................................    22,400     689,727
    Keyence Corp.........................................     8,351   5,890,564
    Kikkoman Corp........................................    24,000     852,177
    Kinden Corp..........................................    39,000     470,737
    Kintetsu Group Holdings Co., Ltd.....................   350,280   1,513,245
    Kirin Holdings Co., Ltd..............................   203,000   3,483,936
    Kobayashi Pharmaceutical Co., Ltd....................    10,200     481,397
    Kobe Steel, Ltd...................................... 1,133,924     981,277
    Koito Manufacturing Co., Ltd.........................    29,200   1,441,810
    Komatsu, Ltd.........................................   205,300   3,989,339
    Konami Holdings Corp.................................    25,200     977,046
    Konica Minolta, Inc..................................   262,200   2,107,200
    Kose Corp............................................     8,390     772,625
    Kubota Corp..........................................   208,900   3,026,363
    Kubota Corp. Sponsored ADR...........................     8,151     593,923
    Kuraray Co., Ltd.....................................   129,200   1,629,475
    Kurita Water Industries, Ltd.........................    34,400     762,486
    Kyocera Corp.........................................    46,200   2,188,760
    Kyocera Corp. Sponsored ADR..........................    21,258   1,000,827
    Kyowa Hakko Kirin Co., Ltd...........................    40,000     698,872

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
JAPAN -- (Continued)
#   Kyudenko Corp.........................................     7,900 $  277,713
    Kyushu Electric Power Co., Inc........................    91,900    861,019
    Kyushu Financial Group, Inc...........................    94,900    524,300
    Lawson, Inc...........................................    16,300  1,255,073
    Lion Corp.............................................    43,000    652,089
    LIXIL Group Corp......................................    95,540  1,776,938
    M3, Inc...............................................    48,700  1,558,352
    Mabuchi Motor Co., Ltd................................    10,800    489,050
    Makita Corp...........................................    23,000  1,618,179
    Makita Corp. Sponsored ADR............................     1,630    114,100
    Marubeni Corp.........................................   563,400  2,619,289
    Marui Group Co., Ltd..................................    47,500    685,029
    Maruichi Steel Tube, Ltd..............................    11,900    439,640
    Matsui Securities Co., Ltd............................    28,300    247,935
    Matsumotokiyoshi Holdings Co., Ltd....................     8,200    361,591
    Mazda Motor Corp......................................   274,099  4,008,702
#   McDonald's Holdings Co. Japan, Ltd....................    12,400    380,165
    Medipal Holdings Corp.................................    33,100    541,653
    Megmilk Snow Brand Co., Ltd...........................    12,500    432,908
    MEIJI Holdings Co., Ltd...............................    28,212  2,941,278
    Minebea Co., Ltd......................................   152,000  1,205,413
    Miraca Holdings, Inc..................................    21,500    990,286
    MISUMI Group, Inc.....................................    60,500  1,111,199
    Mitsubishi Chemical Holdings Corp.....................   876,890  4,736,520
    Mitsubishi Corp.......................................   306,000  5,264,631
    Mitsubishi Electric Corp..............................   457,000  5,327,914
    Mitsubishi Estate Co., Ltd............................   209,000  3,886,893
    Mitsubishi Gas Chemical Co., Inc......................   141,000    803,310
    Mitsubishi Heavy Industries, Ltd......................   842,000  3,579,344
#   Mitsubishi Logistics Corp.............................    33,000    459,480
    Mitsubishi Materials Corp.............................   569,000  1,495,298
    Mitsubishi Motors Corp................................   344,299  1,604,955
    Mitsubishi Tanabe Pharma Corp.........................    42,000    784,026
    Mitsubishi UFJ Financial Group, Inc................... 1,180,172  5,966,388
    Mitsubishi UFJ Financial Group, Inc. Sponsored ADR.... 1,429,197  7,288,905
    Mitsubishi UFJ Lease & Finance Co., Ltd...............   292,000  1,174,895
    Mitsui & Co., Ltd.....................................   303,100  3,551,073
    Mitsui & Co., Ltd. Sponsored ADR......................     2,559    598,857
    Mitsui Chemicals, Inc.................................   417,000  1,763,834
    Mitsui Fudosan Co., Ltd...............................   166,000  3,593,187
    Mitsui OSK Lines, Ltd.................................   362,000    770,986
    Miura Co., Ltd........................................    12,700    290,960
    Mizuho Financial Group, Inc........................... 4,331,205  6,948,662
    Mizuho Financial Group, Inc. ADR......................   307,194    979,949
#   MonotaRO Co., Ltd.....................................    14,800    430,267
    MS&AD Insurance Group Holdings, Inc...................   105,095  3,027,969
    Murata Manufacturing Co., Ltd.........................    50,800  6,202,763
    Nabtesco Corp.........................................    39,500  1,062,521
    Nagoya Railroad Co., Ltd..............................   192,000  1,078,578
    Nankai Electric Railway Co., Ltd......................   165,000    913,569
    NEC Corp.............................................. 1,493,546  4,078,672
    Nexon Co., Ltd........................................    32,000    474,397
    NGK Insulators, Ltd...................................    69,000  1,647,308

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    NGK Spark Plug Co., Ltd.................................  54,800 $  894,319
    NH Foods, Ltd...........................................  46,000  1,118,638
    NHK Spring Co., Ltd.....................................  64,900    567,189
    Nichirei Corp...........................................  92,000    877,883
    Nidec Corp..............................................  39,800  3,611,494
    Nidec Corp. Sponsored ADR...............................  52,108  1,182,331
#   Nifco, Inc..............................................  17,800    999,674
    Nihon Kohden Corp.......................................  11,500    318,448
    Nihon M&A Center, Inc...................................   7,900    484,291
#   Nikon Corp..............................................  84,100  1,188,398
#   Nintendo Co., Ltd.......................................  17,700  3,673,946
    Nippo Corp..............................................  18,000    330,890
    Nippon Electric Glass Co., Ltd.......................... 116,500    528,873
    Nippon Express Co., Ltd................................. 260,000  1,311,553
    Nippon Paint Holdings Co., Ltd..........................  29,400    803,179
#   Nippon Paper Industries Co., Ltd........................  37,700    685,945
    Nippon Shinyaku Co., Ltd................................   2,000    109,630
    Nippon Shokubai Co., Ltd................................  10,500    660,390
    Nippon Steel & Sumitomo Metal Corp...................... 185,642  3,489,991
    Nippon Telegraph & Telephone Corp....................... 135,200  6,424,671
    Nippon Telegraph & Telephone Corp. ADR..................  12,525    594,061
    Nippon Television Holdings, Inc.........................  12,900    216,414
    Nippon Yusen K.K........................................ 614,000  1,086,622
    Nipro Corp..............................................  40,600    503,870
    Nishi-Nippon Railroad Co., Ltd..........................  81,000    422,286
    Nissan Chemical Industries, Ltd.........................  27,700    884,938
    Nissan Motor Co., Ltd................................... 757,700  7,340,954
    Nisshin Seifun Group, Inc...............................  38,170    630,090
    Nisshinbo Holdings, Inc.................................  38,000    353,651
    Nissin Foods Holdings Co., Ltd..........................   9,600    544,997
    Nitori Holdings Co., Ltd................................  15,400  1,915,337
#   Nitto Denko Corp........................................  52,300  3,505,189
    NOK Corp................................................  50,280    956,065
    Nomura Holdings, Inc.................................... 422,300  1,900,838
#   Nomura Holdings, Inc. Sponsored ADR..................... 348,297  1,556,888
    Nomura Real Estate Holdings, Inc........................  46,200    796,772
    Nomura Research Institute, Ltd..........................  20,680    729,397
    NS Solutions Corp.......................................   6,400    120,827
    NSK, Ltd................................................ 210,500  1,770,618
    NTT Data Corp...........................................  29,100  1,444,033
#   NTT DOCOMO, Inc......................................... 306,828  8,334,779
    NTT DOCOMO, Inc. Sponsored ADR..........................  50,866  1,389,150
    NTT Urban Development Corp..............................  27,400    292,017
#   Obayashi Corp........................................... 179,400  1,962,052
    Obic Co., Ltd...........................................  10,500    611,233
    Odakyu Electric Railway Co., Ltd........................ 113,000  1,337,805
    Oji Holdings Corp....................................... 405,000  1,688,990
    Olympus Corp............................................  67,800  2,339,630
    Omron Corp..............................................  55,200  1,830,574
    Ono Pharmaceutical Co., Ltd.............................  68,400  2,460,201
    Oracle Corp. Japan......................................  10,400    632,696
*   Orient Corp.............................................  71,500    133,681
    Oriental Land Co., Ltd..................................  44,400  2,808,057

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                          SHARES   VALUE++
                                                          ------- ----------
JAPAN -- (Continued)
    ORIX Corp............................................ 370,600 $5,200,840
    Osaka Gas Co., Ltd................................... 360,000  1,452,903
    Otsuka Corp..........................................  11,400    584,036
    Otsuka Holdings Co., Ltd.............................  65,000  3,090,096
    Panasonic Corp....................................... 476,007  4,577,608
    Panasonic Corp. Sponsored ADR........................ 106,991  1,028,183
    Park24 Co., Ltd......................................  23,000    778,969
*   PeptiDream, Inc......................................   3,600    199,847
#   Pigeon Corp..........................................  23,000    575,338
    Pilot Corp...........................................   1,300     56,622
    Pola Orbis Holdings, Inc.............................   5,200    511,880
    Rakuten, Inc......................................... 190,900  2,160,345
#   Recruit Holdings Co., Ltd............................  61,900  2,351,322
    Relo Group, Inc......................................   2,500    390,100
    Resona Holdings, Inc................................. 907,900  3,621,420
#   Resorttrust, Inc.....................................  25,900    586,115
    Ricoh Co., Ltd....................................... 287,800  2,541,872
    Rinnai Corp..........................................   6,700    656,058
    Rohm Co., Ltd........................................  29,762  1,266,404
    Rohto Pharmaceutical Co., Ltd........................  18,500    319,347
    Ryohin Keikaku Co., Ltd..............................   5,200  1,154,462
    Sankyo Co., Ltd......................................  13,000    473,326
    Santen Pharmaceutical Co., Ltd.......................  93,800  1,559,779
    Sanwa Holdings Corp..................................  27,900    290,084
    Sapporo Holdings, Ltd................................  27,000    757,049
    Sawai Pharmaceutical Co., Ltd........................  11,000    872,874
    SBI Holdings, Inc.................................... 104,750  1,134,358
    Screen Holdings Co., Ltd.............................  33,000    390,909
    SCSK Corp............................................  12,200    508,928
    Secom Co., Ltd.......................................  43,300  3,261,813
    Sega Sammy Holdings, Inc.............................  53,848    589,646
    Seibu Holdings, Inc..................................  48,400    848,747
    Seiko Epson Corp..................................... 123,000  2,164,128
    Seino Holdings Co., Ltd..............................  40,300    410,410
    Sekisui Chemical Co., Ltd............................ 160,100  2,328,457
#   Sekisui House, Ltd................................... 126,060  2,100,320
    Seria Co., Ltd.......................................   5,200    423,753
    Seven & I Holdings Co., Ltd.......................... 170,276  7,070,383
    Seven Bank, Ltd...................................... 168,500    575,625
#*  Sharp Corp........................................... 437,000    390,297
#   Shikoku Electric Power Co., Inc......................  47,900    500,273
    Shimadzu Corp........................................  50,000    723,636
    Shimamura Co., Ltd...................................   4,000    583,570
    Shimano, Inc.........................................  19,300  3,018,340
    Shimizu Corp......................................... 132,000  1,345,410
    Shin-Etsu Chemical Co., Ltd..........................  78,300  5,343,119
    Shinsei Bank, Ltd.................................... 522,000    783,086
    Shionogi & Co., Ltd..................................  55,300  2,868,290
    Shiseido Co., Ltd....................................  83,500  2,339,401
    Shizuoka Bank, Ltd. (The)............................ 166,000  1,231,862
    Showa Shell Sekiyu K.K...............................  64,300    576,674
    Skylark Co., Ltd.....................................  22,600    301,063
    SMC Corp.............................................   9,900  2,588,648

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                          SHARES    VALUE++
                                                          ------- -----------
JAPAN -- (Continued)
    SoftBank Group Corp.................................. 235,560 $12,966,263
    Sohgo Security Services Co., Ltd.....................  10,300     508,645
#   Sojitz Corp.......................................... 427,800   1,030,738
    Sompo Japan Nipponkoa Holdings, Inc..................  70,550   2,278,716
    Sony Corp............................................ 279,800   9,184,962
    Sony Corp. Sponsored ADR.............................  25,884     864,784
    Sony Financial Holdings, Inc.........................  48,800     611,335
    Sotetsu Holdings, Inc................................ 102,722     560,664
    Square Enix Holdings Co., Ltd........................  20,200     629,697
    Stanley Electric Co., Ltd............................  41,800   1,013,354
    Start Today Co., Ltd.................................  12,500     595,688
    Sugi Holdings Co., Ltd...............................   9,500     475,951
    Sumco Corp...........................................  82,000     609,049
    Sumitomo Chemical Co., Ltd........................... 743,000   3,288,494
    Sumitomo Corp........................................ 238,800   2,504,806
#   Sumitomo Dainippon Pharma Co., Ltd...................  30,800     575,700
    Sumitomo Electric Industries, Ltd.................... 200,800   2,766,400
    Sumitomo Forestry Co., Ltd...........................  45,500     640,842
    Sumitomo Heavy Industries, Ltd....................... 207,000     982,100
    Sumitomo Metal Mining Co., Ltd....................... 177,000   2,127,518
    Sumitomo Mitsui Financial Group, Inc................. 279,340   8,854,888
    Sumitomo Mitsui Trust Holdings, Inc.................. 689,403   2,291,034
    Sumitomo Realty & Development Co., Ltd...............  75,000   1,940,568
    Sumitomo Rubber Industries, Ltd...................... 104,900   1,480,631
    Sundrug Co., Ltd.....................................   8,700     754,695
    Suntory Beverage & Food, Ltd.........................  33,300   1,447,831
#   Suruga Bank, Ltd.....................................  37,100     845,929
    Suzuken Co., Ltd.....................................  19,708     628,568
#   Suzuki Motor Corp....................................  90,100   2,759,252
    Sysmex Corp..........................................  35,100   2,431,438
    T&D Holdings, Inc.................................... 181,200   1,847,878
    Taiheiyo Cement Corp................................. 562,000   1,606,163
    Taisei Corp.......................................... 243,000   2,185,361
    Taisho Pharmaceutical Holdings Co., Ltd..............   6,300     689,816
    Taiyo Nippon Sanso Corp..............................  77,200     743,082
    Takara Holdings, Inc.................................   4,300      38,249
    Takashimaya Co., Ltd.................................  86,000     651,569
    Takeda Pharmaceutical Co., Ltd....................... 140,000   6,238,156
    TDK Corp.............................................  46,900   2,877,609
    TDK Corp. Sponsored ADR..............................   1,900     119,586
    Teijin, Ltd.......................................... 458,000   1,722,597
    Temp Holdings Co., Ltd...............................  32,500     527,459
    Terumo Corp..........................................  59,800   2,565,108
    THK Co., Ltd.........................................  32,900     650,024
    TIS, Inc.............................................  14,800     382,121
    Tobu Railway Co., Ltd................................ 179,000     965,164
    Toho Co., Ltd........................................  22,200     645,868
#   Toho Gas Co., Ltd.................................... 107,000     941,636
    Tohoku Electric Power Co., Inc.......................  85,900   1,103,568
    Tokio Marine Holdings, Inc........................... 135,000   5,225,476
    Tokio Marine Holdings, Inc. ADR......................   4,182     161,843
    Tokyo Broadcasting System Holdings, Inc..............   8,300     117,595
*   Tokyo Electric Power Co. Holdings, Inc............... 285,600   1,120,198

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                          SHARES    VALUE++
                                                          ------- ------------
JAPAN -- (Continued)
    Tokyo Electron, Ltd..................................  43,000 $  3,694,318
    Tokyo Gas Co., Ltd................................... 470,000    2,000,745
    Tokyo Tatemono Co., Ltd..............................  48,519      604,132
    Tokyu Corp........................................... 223,235    1,834,639
    Tokyu Fudosan Holdings Corp.......................... 150,500      890,520
    TonenGeneral Sekiyu KK...............................  60,000      542,052
    Toppan Printing Co., Ltd............................. 166,000    1,464,120
    Toray Industries, Inc................................ 325,893    2,968,851
*   Toshiba Corp......................................... 670,000    1,732,629
    Tosoh Corp........................................... 313,000    1,588,105
    TOTO, Ltd............................................  35,500    1,521,334
    Toyo Seikan Group Holdings, Ltd......................  52,600    1,024,769
    Toyo Suisan Kaisha, Ltd..............................  20,300      901,587
    Toyoda Gosei Co., Ltd................................  36,000      782,028
    Toyota Boshoku Corp..................................  29,800      681,388
    Toyota Industries Corp...............................  33,700    1,512,638
    Toyota Motor Corp.................................... 460,000   25,776,005
#   Toyota Motor Corp. Sponsored ADR.....................  96,721   10,794,064
    Toyota Tsusho Corp................................... 120,381    2,657,775
    Trend Micro, Inc.....................................  25,000      907,738
    Trend Micro, Inc. Sponsored ADR......................     777       27,980
    Tsuruha Holdings, Inc................................   7,900      898,332
    Ube Industries, Ltd.................................. 422,000      735,732
    Unicharm Corp........................................  90,900    1,869,055
    UNY Group Holdings Co., Ltd..........................  44,100      357,023
#   USS Co., Ltd.........................................  53,300      904,058
#   Welcia Holdings Co., Ltd.............................   4,000      263,919
    West Japan Railway Co................................  33,600    2,078,399
    Yahoo Japan Corp..................................... 361,800    1,594,945
    Yakult Honsha Co., Ltd...............................  13,500      644,721
    Yamada Denki Co., Ltd................................ 156,700      826,290
    Yamaguchi Financial Group, Inc.......................  62,000      612,292
    Yamaha Corp..........................................  32,900      907,901
    Yamaha Motor Co., Ltd................................ 118,600    1,996,778
    Yamato Holdings Co., Ltd.............................  64,500    1,587,207
    Yamazaki Baking Co., Ltd.............................  32,000      879,125
    Yaskawa Electric Corp................................  96,200    1,311,061
    Yokogawa Electric Corp...............................  93,800    1,212,639
    Yokohama Rubber Co., Ltd. (The)......................  55,400      744,032
    Zenkoku Hosho Co., Ltd...............................  10,000      395,512
    Zensho Holdings Co., Ltd.............................  11,800      189,278
                                                                  ------------
TOTAL JAPAN..............................................          748,450,239
                                                                  ------------
NETHERLANDS -- (2.8%)
#   Aegon NV(007924103)..................................  25,095      102,638
    Aegon NV(5927375).................................... 561,082    2,271,782
    Akzo Nobel NV........................................  97,610    6,309,792
    Akzo Nobel NV Sponsored ADR..........................   5,988      129,460
#*  Altice NV Class A....................................  90,999    1,350,868
*   Altice NV Class B....................................  12,753      188,704
*   ArcelorMittal(B03XPL1)............................... 406,984    2,636,393
*   ArcelorMittal(B295F26)............................... 189,215    1,233,682
    ASML Holding NV(B929F46).............................  39,688    4,357,739

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
NETHERLANDS -- (Continued)
#   ASML Holding NV(B908F01).............................    27,146 $ 2,975,744
    Boskalis Westminster.................................    36,325   1,335,057
#   Gemalto NV...........................................    23,550   1,552,012
    GrandVision NV.......................................     3,046      82,881
    Heineken NV..........................................    50,903   4,803,993
    ING Groep NV.........................................   473,320   5,291,720
    ING Groep NV Sponsored ADR...........................   280,356   3,142,791
    Koninklijke Ahold Delhaize NV........................   377,016   9,000,950
    Koninklijke Ahold Delhaize NV Sponsored ADR..........    64,446   1,534,454
    Koninklijke DSM NV...................................    62,198   3,980,915
#   Koninklijke KPN NV................................... 1,331,495   4,379,416
    Koninklijke Philips NV(500472303)....................    78,080   2,073,805
    Koninklijke Philips NV(5986622)......................   195,608   5,202,540
    Koninklijke Vopak NV.................................    30,473   1,566,673
    NN Group NV..........................................    83,355   2,248,319
    Randstad Holding NV..................................    44,668   1,921,610
    RELX NV..............................................   220,072   3,965,563
    RELX NV Sponsored ADR................................    69,010   1,242,181
    Unilever NV(904784709)...............................   146,009   6,733,935
    Unilever NV(B12T3J1).................................   256,547  11,890,683
    Wolters Kluwer NV....................................   103,812   4,367,749
                                                                    -----------
TOTAL NETHERLANDS........................................            97,874,049
                                                                    -----------
NEW ZEALAND -- (0.2%)
    Auckland International Airport, Ltd..................   175,339     935,029
    Contact Energy, Ltd..................................    19,506      76,146
    Fisher & Paykel Healthcare Corp., Ltd................   124,678     945,321
    Fletcher Building, Ltd...............................   259,535   1,816,723
    Fonterra Co-operative Group, Ltd.....................    12,170      50,012
    Mercury NZ, Ltd......................................   102,956     232,943
    Meridian Energy, Ltd.................................   210,180     425,079
    Ryman Healthcare, Ltd................................    82,724     570,022
    Spark New Zealand, Ltd...............................   554,759   1,582,861
                                                                    -----------
TOTAL NEW ZEALAND........................................             6,634,136
                                                                    -----------
NORWAY -- (0.6%)
    Aker ASA Class A.....................................     4,905     147,474
    Bakkafrost P/F.......................................     8,235     320,840
*   Det Norske Oljeselskap ASA...........................     9,858     125,991
    DNB ASA..............................................   205,096   2,264,911
    Entra ASA............................................    12,267     130,318
    Gjensidige Forsikring ASA............................    37,207     628,631
    Golar LNG, Ltd.......................................     6,906     117,126
    Kongsberg Gruppen ASA................................    16,641     248,772
    Leroy Seafood Group ASA..............................     8,913     428,493
    Marine Harvest ASA...................................    74,816   1,275,996
    Norsk Hydro ASA......................................   482,266   2,067,863
    Orkla ASA............................................   120,308   1,119,194
    Salmar ASA...........................................    12,844     400,539
    Schibsted ASA Class A................................    14,365     452,881
    Schibsted ASA Class B................................    16,585     489,295
    Statoil ASA..........................................   262,852   4,178,677

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
NORWAY -- (Continued)
    Statoil ASA Sponsored ADR............................    38,009 $   604,723
*   Storebrand ASA.......................................   140,500     533,852
#*  Subsea 7 SA..........................................    79,160     855,556
    Telenor ASA..........................................   184,047   3,081,232
#   TGS Nopec Geophysical Co. ASA........................    36,213     606,787
    Veidekke ASA.........................................    13,951     177,248
    Yara International ASA...............................    41,986   1,368,797
                                                                    -----------
TOTAL NORWAY.............................................            21,625,196
                                                                    -----------
PORTUGAL -- (0.2%)
*   Banco Espirito Santo SA..............................   513,592          --
    EDP - Energias de Portugal SA........................   496,715   1,703,854
    EDP Renovaveis SA....................................    68,539     554,737
    Galp Energia SGPS SA.................................   132,751   1,818,422
    Jeronimo Martins SGPS SA.............................    59,032     988,722
                                                                    -----------
TOTAL PORTUGAL...........................................             5,065,735
                                                                    -----------
SINGAPORE -- (1.1%)
    CapitaLand, Ltd......................................   570,850   1,355,390
    City Developments, Ltd...............................   133,900     852,125
    ComfortDelGro Corp., Ltd.............................   551,000   1,165,025
    Dairy Farm International Holdings, Ltd...............    62,500     417,950
    DBS Group Holdings, Ltd..............................   382,670   4,423,988
    Genting Singapore P.L.C.............................. 1,089,000     641,126
#   Global Logistic Properties, Ltd......................   538,300     771,932
    Golden Agri-Resources, Ltd........................... 2,265,600     610,308
    Great Eastern Holdings, Ltd..........................    13,000     212,930
    Hongkong Land Holdings, Ltd..........................   225,800   1,448,786
    Hutchison Port Holdings Trust........................ 1,640,600     780,602
    Jardine Cycle & Carriage, Ltd........................    35,010   1,028,585
    Keppel Corp., Ltd....................................   625,000   2,473,138
    Olam International, Ltd..............................   101,200     144,056
    Oversea-Chinese Banking Corp., Ltd...................   627,556   4,048,042
    SATS, Ltd............................................   217,736     709,993
    SembCorp Industries, Ltd.............................   350,420     732,400
    Singapore Airlines, Ltd..............................   163,500   1,340,170
    Singapore Exchange, Ltd..............................   196,300   1,108,342
    Singapore Press Holdings, Ltd........................   314,100     889,126
    Singapore Technologies Engineering, Ltd..............   406,100   1,001,027
    Singapore Telecommunications, Ltd.................... 1,955,450   6,132,066
    StarHub, Ltd.........................................   134,400     393,639
    United Industrial Corp., Ltd.........................    97,795     199,402
    United Overseas Bank, Ltd............................   277,589   3,808,888
    UOL Group, Ltd.......................................   144,287     622,531
    Wilmar International, Ltd............................   329,700     764,928
                                                                    -----------
TOTAL SINGAPORE..........................................            38,076,495
                                                                    -----------
SPAIN -- (2.6%)
    Abertis Infraestructuras SA..........................   138,606   2,180,453
    ACS Actividades de Construccion y Servicios SA.......    70,669   2,026,452
    Aena SA..............................................    17,292   2,494,225
    Amadeus IT Holding SA Class A........................   114,303   5,366,607

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
SPAIN -- (Continued)
    Banco Bilbao Vizcaya Argentaria SA...................   962,497 $ 5,619,006
#   Banco Bilbao Vizcaya Argentaria SA Sponsored ADR.....   566,511   3,308,424
    Banco de Sabadell SA................................. 1,579,730   2,160,242
    Banco Popular Espanol SA.............................   539,517     755,681
    Banco Santander SA................................... 2,510,082  10,656,015
#   Banco Santander SA Sponsored ADR.....................   802,406   3,402,203
    Bankia SA............................................ 1,244,719     955,225
    Bankinter SA.........................................   241,533   1,684,771
    CaixaBank SA.........................................   850,636   2,135,934
    Enagas SA............................................    81,082   2,471,936
    Endesa SA............................................    91,099   1,913,734
    Ferrovial SA.........................................   129,282   2,675,921
    Gamesa Corp. Tecnologica SA..........................     4,240      89,966
    Gas Natural SDG SA...................................   137,700   2,848,285
    Grifols SA...........................................    63,025   1,381,600
    Iberdrola SA(B288C92)................................ 1,062,357   7,299,381
    Iberdrola SA(BD3JCF3)................................    22,868     157,108
    Industria de Diseno Textil SA........................   237,215   8,203,782
    Mapfre SA............................................   579,826   1,419,043
    Red Electrica Corp. SA...............................   110,988   2,542,156
    Repsol SA............................................   258,840   3,278,630
    Repsol SA Sponsored ADR..............................    94,492   1,192,493
    Telefonica SA........................................   751,148   7,357,345
    Telefonica SA Sponsored ADR..........................   372,832   3,638,840
    Zardoya Otis SA......................................     1,534      15,054
                                                                    -----------
TOTAL SPAIN..............................................            89,230,512
                                                                    -----------
SWEDEN -- (2.6%)
    AAK AB...............................................     4,008     296,315
    Alfa Laval AB........................................    78,168   1,231,981
    Assa Abloy AB Class B................................   242,550   5,321,075
    Atlas Copco AB Class A...............................   159,015   4,463,814
    Atlas Copco AB Class B...............................    94,311   2,411,598
    Axfood AB............................................    17,676     317,634
    BillerudKorsnas AB...................................    56,292     978,447
    Boliden AB...........................................   150,128   3,304,332
*   Bonava AB............................................       431       4,959
*   Bonava AB Class B....................................    33,089     385,529
    Castellum AB.........................................    25,730     389,144
    Electrolux AB Series B...............................    70,072   1,898,407
    Elekta AB Class B....................................    44,575     354,701
    Fabege AB............................................    16,183     288,926
*   Fastighets AB Balder Class B.........................    24,067     657,819
#*  Fingerprint Cards AB Class B.........................    41,395     483,263
    Getinge AB Class B...................................    67,502   1,368,201
    Hennes & Mauritz AB Class B..........................   225,759   6,817,479
    Hexagon AB Class B...................................    50,119   1,976,983
    Hexpol AB............................................    54,516     485,052
    Hufvudstaden AB Class A..............................    19,340     322,989
    Husqvarna AB Class A.................................    12,600     107,774
    Husqvarna AB Class B.................................   156,533   1,343,598
#   ICA Gruppen AB.......................................    24,499     819,694
*   Lundin Petroleum AB..................................    38,586     639,664

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                          SHARES    VALUE++
                                                          ------- -----------
SWEDEN -- (Continued)
    Meda AB Class A......................................  80,565 $ 1,502,644
#   Millicom International Cellular SA...................  25,721   1,373,343
    NCC AB Class B.......................................  33,089     797,988
    Nibe Industrier AB Class B........................... 114,803     986,048
    Nordea Bank AB....................................... 595,350   5,304,370
    Saab AB Class B......................................  22,981     789,114
    Sandvik AB........................................... 315,438   3,379,837
    Securitas AB Class B................................. 119,211   1,961,484
    Skandinaviska Enskilda Banken AB Class A............. 403,900   3,541,424
    Skanska AB Class B...................................  97,514   2,072,996
#   SKF AB Class A.......................................   6,795     108,468
    SKF AB Class B....................................... 116,938   1,852,678
    Svenska Cellulosa AB SCA Class A.....................   8,605     255,100
    Svenska Cellulosa AB SCA Class B..................... 142,581   4,238,744
    Svenska Handelsbanken AB Class A..................... 295,947   3,558,178
    Svenska Handelsbanken AB Class B.....................   2,346      29,091
    Swedbank AB Class A.................................. 180,225   3,783,759
    Swedish Match AB.....................................  51,474   1,877,762
    Tele2 AB Class B..................................... 142,100   1,200,522
#   Telefonaktiebolaget LM Ericsson Class A..............  14,581     107,466
    Telefonaktiebolaget LM Ericsson Class B.............. 593,873   4,428,738
    Telia Co AB.......................................... 627,385   2,862,861
    Trelleborg AB Class B................................  76,795   1,399,767
    Volvo AB Class A.....................................  74,802     794,819
    Volvo AB Class B..................................... 433,974   4,624,289
                                                                  -----------
TOTAL SWEDEN.............................................          89,500,868
                                                                  -----------
SWITZERLAND -- (7.5%)
    ABB, Ltd............................................. 420,745   8,937,499
    ABB, Ltd. Sponsored ADR.............................. 172,382   3,663,117
    Actelion, Ltd........................................  25,126   4,450,610
    Adecco Group AG......................................  70,241   3,855,245
    Baloise Holding AG...................................  14,448   1,626,212
    Banque Cantonale Vaudoise............................     230     155,690
    Barry Callebaut AG...................................     556     726,687
    Chocoladefabriken Lindt & Spruengli AG...............      23   1,624,989
    Cie Financiere Richemont SA.......................... 110,067   6,691,190
    Clariant AG.......................................... 148,106   2,576,173
    Credit Suisse Group AG............................... 328,275   3,775,070
    Credit Suisse Group AG Sponsored ADR.................  62,787     725,821
*   Dufry AG.............................................  10,784   1,240,932
    EMS-Chemie Holding AG................................   1,735     949,351
    Galenica AG..........................................   1,640   2,113,717
    Geberit AG...........................................   9,002   3,471,693
    Givaudan SA..........................................   2,498   5,130,246
    Julius Baer Group, Ltd...............................  67,068   2,750,058
    Kuehne + Nagel International AG......................  13,091   1,836,223
    LafargeHolcim, Ltd.(7110753)......................... 106,081   5,044,246
    LafargeHolcim, Ltd.(BZ3DNX4).........................  44,906   2,143,624
    Lonza Group AG.......................................  21,058   3,965,649
    Nestle SA............................................ 692,983  55,530,512
    Novartis AG.......................................... 388,810  32,249,122
    Novartis AG Sponsored ADR............................  86,125   7,170,767

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SWITZERLAND -- (Continued)
    Partners Group Holding AG...........................     3,744 $  1,712,375
    Roche Holding AG(7108918)...........................     6,142    1,581,053
    Roche Holding AG(7110388)...........................   166,430   42,484,246
    Schindler Holding AG................................     4,807      928,231
    SGS SA..............................................     1,349    2,984,315
    Sika AG.............................................       881    4,127,255
    Sonova Holding AG...................................    15,185    2,078,832
    Straumann Holding AG................................     1,915      731,104
#   Swatch Group AG (The)(7184725)......................    11,374    2,978,212
    Swatch Group AG (The)(7184736)......................    16,227      828,370
    Swiss Life Holding AG...............................     9,242    2,108,189
    Swiss Prime Site AG.................................    18,207    1,672,178
    Swiss Re AG.........................................    69,346    5,813,033
    Swisscom AG.........................................     7,910    3,891,317
    Syngenta AG.........................................    20,571    8,090,267
    Syngenta AG ADR.....................................    24,564    1,931,222
    UBS Group AG(BRJL176)...............................   487,952    6,707,930
*   UBS Group AG(H42097107).............................   211,680    2,916,950
    Zurich Insurance Group AG...........................    30,940    7,428,475
                                                                   ------------
TOTAL SWITZERLAND.......................................            263,397,997
                                                                   ------------
UNITED KINGDOM -- (16.4%)
    3i Group P.L.C......................................   344,298    2,812,168
    Aberdeen Asset Management P.L.C.....................   370,686    1,561,289
    Admiral Group P.L.C.................................    50,857    1,455,622
    Anglo American P.L.C................................   402,097    4,403,829
#   Antofagasta P.L.C...................................   171,955    1,138,133
    ARM Holdings P.L.C..................................   155,070    3,452,069
#   ARM Holdings P.L.C. Sponsored ADR...................    45,629    3,027,940
    Ashtead Group P.L.C.................................   192,974    3,054,258
    Associated British Foods P.L.C......................    66,297    2,359,980
    AstraZeneca P.L.C...................................   153,478   10,275,072
#   AstraZeneca P.L.C. Sponsored ADR....................   262,026    8,945,568
    Auto Trader Group P.L.C.............................    29,924      146,859
    Aviva P.L.C......................................... 1,020,842    5,256,865
    Aviva P.L.C. Sponsored ADR..........................    25,015      258,655
    Babcock International Group P.L.C...................   156,621    2,008,740
    BAE Systems P.L.C...................................   869,454    6,138,848
    Barclays P.L.C......................................   928,091    1,892,340
    Barclays P.L.C. Sponsored ADR.......................   569,352    4,691,461
    Barratt Developments P.L.C..........................   300,369    1,739,286
    Berkeley Group Holdings P.L.C.......................    55,739    1,977,105
#   BHP Billiton P.L.C..................................   171,137    2,157,786
    BHP Billiton P.L.C. ADR.............................   139,693    3,570,553
    BP P.L.C............................................   482,700    2,730,946
#   BP P.L.C. Sponsored ADR.............................   784,026   26,970,477
    British American Tobacco P.L.C......................   322,533   20,585,606
    British American Tobacco P.L.C. Sponsored ADR.......    66,151    8,446,821
    BT Group P.L.C...................................... 2,107,623   11,514,859
#   BT Group P.L.C. Sponsored ADR.......................    69,804    1,930,779
    Bunzl P.L.C.........................................    91,725    2,869,864
    Burberry Group P.L.C................................   146,264    2,552,060
    Capita P.L.C........................................   152,745    1,939,496

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
UNITED KINGDOM -- (Continued)
    Capital & Counties Properties P.L.C..................    22,303 $    85,772
    Carnival P.L.C.......................................    26,312   1,265,617
    Carnival P.L.C. ADR..................................    11,167     539,254
    Centrica P.L.C....................................... 1,554,896   4,959,400
    Cobham P.L.C.........................................    52,831     119,779
    Coca-Cola HBC AG.....................................    82,527   1,706,195
    Compass Group P.L.C..................................   380,306   7,224,986
    Croda International P.L.C............................    32,735   1,439,484
    DCC P.L.C............................................    21,161   1,888,413
    Diageo P.L.C.........................................   179,309   5,138,398
#   Diageo P.L.C. Sponsored ADR..........................    97,095  11,315,451
    Direct Line Insurance Group P.L.C....................   524,337   2,426,152
    Dixons Carphone P.L.C................................   230,445   1,065,587
    DS Smith P.L.C.......................................   320,768   1,663,593
    easyJet P.L.C........................................    58,783     808,555
    Experian P.L.C.......................................   261,061   5,106,491
    Fresnillo P.L.C......................................    42,695   1,092,560
    G4S P.L.C............................................   560,059   1,379,957
    GKN P.L.C............................................   655,798   2,510,063
    GlaxoSmithKline P.L.C................................   566,003  12,640,555
    GlaxoSmithKline P.L.C. Sponsored ADR.................   315,368  14,213,636
    Glencore P.L.C....................................... 3,170,885   7,826,120
    Halma P.L.C..........................................    84,082   1,166,291
    Hargreaves Lansdown P.L.C............................    64,027   1,100,436
    Hikma Pharmaceuticals P.L.C..........................    57,203   1,991,846
    HSBC Holdings P.L.C.................................. 1,758,504  11,526,453
    HSBC Holdings P.L.C. Sponsored ADR...................   462,508  15,147,136
    ICAP P.L.C...........................................    46,759     274,645
    Imperial Brands P.L.C................................   194,041  10,225,369
    Imperial Brands P.L.C. Sponsored ADR.................    38,600   2,037,076
    Inchcape P.L.C.......................................    77,359     689,758
    Informa P.L.C........................................   233,658   2,207,586
    Inmarsat P.L.C.......................................   182,730   1,889,356
    InterContinental Hotels Group P.L.C..................    49,364   1,973,590
    International Consolidated Airlines Group SA.........   291,175   1,563,499
    Intertek Group P.L.C.................................    63,037   3,024,291
    Investec P.L.C.......................................   169,062   1,006,300
    ITV P.L.C............................................   980,572   2,542,555
#   J Sainsbury P.L.C....................................   512,615   1,521,209
    Johnson Matthey P.L.C................................    74,717   3,237,999
    Kingfisher P.L.C.....................................   801,234   3,558,020
    Legal & General Group P.L.C.......................... 1,682,315   4,576,514
*   Liberty Global P.L.C. Class A........................     6,400     202,933
#*  Liberty Global P.L.C. Series C.......................    15,389     476,283
*   Liberty Global P.L.C. LiLAC Class A..................       798      27,428
*   Liberty Global P.L.C. LiLAC Class C..................     1,919      67,165
    Lloyds Banking Group P.L.C........................... 7,335,638   5,159,512
#   Lloyds Banking Group P.L.C. ADR......................   829,368   2,371,992
    London Stock Exchange Group P.L.C....................    55,321   2,035,665
    Marks & Spencer Group P.L.C..........................   607,448   2,568,252
    Mediclinic International P.L.C.......................    33,235     471,855
    Meggitt P.L.C........................................   226,293   1,310,673
    Merlin Entertainments P.L.C..........................   246,576   1,542,587

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
UNITED KINGDOM -- (Continued)
    Micro Focus International P.L.C......................    26,352 $   675,422
    Mondi P.L.C..........................................   127,892   2,588,176
    National Grid P.L.C..................................   330,662   4,741,304
    National Grid P.L.C. Sponsored ADR...................    87,621   6,348,141
    Next P.L.C...........................................    36,700   2,440,002
    Old Mutual P.L.C..................................... 1,392,771   3,875,761
    Pearson P.L.C........................................   115,026   1,343,888
    Pearson P.L.C. Sponsored ADR.........................    82,657     966,260
    Pennon Group P.L.C...................................   111,186   1,327,041
    Persimmon P.L.C......................................   122,854   2,743,030
    Provident Financial P.L.C............................    35,210   1,262,673
    Prudential P.L.C.....................................   306,768   5,407,847
#   Prudential P.L.C. ADR................................   123,156   4,349,870
    Randgold Resources, Ltd..............................    20,616   2,426,051
    Reckitt Benckiser Group P.L.C........................   141,876  13,756,307
    RELX P.L.C...........................................   198,102   3,761,717
#   RELX P.L.C. Sponsored ADR............................   115,396   2,224,835
    Rentokil Initial P.L.C...............................   216,842     616,519
    Rightmove P.L.C......................................    24,371   1,306,545
    Rio Tinto P.L.C......................................   165,092   5,357,600
#   Rio Tinto P.L.C. Sponsored ADR.......................   104,931   3,443,835
    Rolls-Royce Holdings P.L.C...........................   691,149   7,231,906
*   Royal Bank of Scotland Group P.L.C...................   381,103     969,995
#*  Royal Bank of Scotland Group P.L.C. Sponsored ADR....   105,224     536,642
    Royal Dutch Shell P.L.C. Class A(B03MLX2)............   441,499  11,399,594
    Royal Dutch Shell P.L.C. Class A(B09CBL4)............    48,163   1,254,605
    Royal Dutch Shell P.L.C. Class B.....................    98,180   2,611,449
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A......   324,619  16,812,032
#   Royal Dutch Shell P.L.C. Sponsored ADR, Class B......   300,949  16,314,445
    Royal Mail P.L.C.....................................   220,559   1,487,263
    RSA Insurance Group P.L.C............................   234,314   1,540,820
    SABMiller P.L.C......................................   167,523   9,788,386
#   Sage Group P.L.C. (The)..............................   330,721   3,118,501
    Schroders P.L.C.(0239581)............................    12,655     337,074
    Schroders P.L.C.(0240549)............................    33,500   1,161,063
    Severn Trent P.L.C...................................    64,393   2,086,475
    Shire P.L.C..........................................    99,594   6,434,014
    Shire P.L.C. ADR.....................................    15,456   3,000,319
    Sky P.L.C............................................   295,618   3,600,150
    Sky P.L.C. Sponsored ADR.............................       647      31,457
    Smith & Nephew P.L.C.................................   186,254   3,063,701
    Smith & Nephew P.L.C. Sponsored ADR..................    31,838   1,059,870
    Smiths Group P.L.C...................................   167,855   2,805,750
#   SSE P.L.C............................................   372,874   7,484,733
    St. James's Place P.L.C..............................   166,829   2,041,723
    Standard Chartered P.L.C.............................   899,049   7,188,903
    Standard Life P.L.C..................................   456,786   1,828,768
    Taylor Wimpey P.L.C.................................. 1,091,740   2,234,018
*   Tesco P.L.C.......................................... 2,103,911   4,337,888
    Travis Perkins P.L.C.................................    75,855   1,565,197
    TUI AG...............................................   162,864   2,120,300
    Unilever P.L.C.......................................   100,087   4,682,374
    Unilever P.L.C. Sponsored ADR........................   219,410  10,270,582

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
UNITED KINGDOM -- (Continued)
    United Utilities Group P.L.C.....................    141,155 $    1,898,971
    United Utilities Group P.L.C. ADR................      5,177        139,065
    Vodafone Group P.L.C.............................  3,596,570     10,925,951
    Vodafone Group P.L.C. Sponsored ADR..............    256,161      7,915,386
    Whitbread P.L.C..................................     47,957      2,448,903
#   WM Morrison Supermarkets P.L.C...................    760,034      1,867,771
    Wolseley P.L.C...................................     67,557      3,766,868
    Wolseley P.L.C. ADR..............................     17,864         99,684
    WPP P.L.C........................................    252,496      5,665,385
    WPP P.L.C. Sponsored ADR.........................     11,121      1,246,330
                                                                 --------------
TOTAL UNITED KINGDOM.................................               573,112,761
                                                                 --------------
UNITED STATES -- (0.0%)
    Ball Corp........................................     11,789        833,129
                                                                 --------------
TOTAL COMMON STOCKS..................................             3,285,777,885
                                                                 --------------
PREFERRED STOCKS -- (0.4%)

GERMANY -- (0.4%)
    Bayerische Motoren Werke AG......................     13,529        980,569
    Fuchs Petrolub SE................................     14,912        629,659
    Henkel AG & Co. KGaA.............................     32,639      4,067,008
    Porsche Automobil Holding SE.....................     49,399      2,583,284
    Sartorius AG.....................................      1,663        132,969
    Volkswagen AG....................................     51,880      7,299,167
                                                                 --------------
TOTAL GERMANY........................................                15,692,656
                                                                 --------------
TOTAL PREFERRED STOCKS...............................                15,692,656
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)

SPAIN -- (0.0%)
*   Zardoya Otis SA..................................      1,534            617
                                                                 --------------
TOTAL INVESTMENT SECURITIES..........................             3,301,471,158
                                                                 --------------

                                                                    VALUE+
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (5.6%)
(S)@ DFA Short Term Investment Fund.................. 16,831,043    194,735,168
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,189,797,015)^^............................            $3,496,206,326
                                                                 ==============

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                               LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                             ------------ -------------- ------- --------------
Common Stocks
   Australia................ $  4,566,787 $  204,859,425   --    $  209,426,212
   Austria..................           --      4,987,611   --         4,987,611
   Belgium..................    3,325,831     36,441,669   --        39,767,500
   Canada...................  283,749,952             --   --       283,749,952
   Denmark..................    5,283,455     60,036,424   --        65,319,879
   Finland..................    1,666,777     33,034,941   --        34,701,718
   France...................    9,799,497    267,639,980   --       277,439,477
   Germany..................   14,297,937    232,505,685   --       246,803,622
   Hong Kong................      476,539     95,265,987   --        95,742,526
   Ireland..................    3,653,827     13,587,349   --        17,241,176
   Israel...................   10,400,460      8,172,964   --        18,573,424
   Italy....................    3,660,495     54,563,176   --        58,223,671
   Japan....................   34,760,358    713,689,881   --       748,450,239
   Netherlands..............   24,460,410     73,413,639   --        97,874,049
   New Zealand..............           --      6,634,136   --         6,634,136
   Norway...................      721,849     20,903,347   --        21,625,196
   Portugal.................           --      5,065,735   --         5,065,735
   Singapore................           --     38,076,495   --        38,076,495
   Spain....................   11,541,960     77,688,552   --        89,230,512
   Sweden...................      390,488     89,110,380   --        89,500,868
   Switzerland..............   16,407,877    246,990,120   --       263,397,997
   United Kingdom...........  178,999,361    394,113,400   --       573,112,761
   United States............      833,129             --   --           833,129
Preferred Stocks
   Germany..................           --     15,692,656   --        15,692,656
Rights/Warrants
   Spain....................           --            617   --               617
Securities Lending
  Collateral................           --    194,735,168   --       194,735,168
Futures Contracts**.........    1,173,558             --   --         1,173,558
                             ------------ --------------   --    --------------
TOTAL....................... $610,170,547 $2,887,209,337   --    $3,497,379,884
                             ============ ==============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                      INTERNATIONAL CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                           SHARES     VALUE++
                                                         ---------- -----------
COMMON STOCKS -- (92.4%)

AUSTRALIA -- (6.3%)
#   Acrux, Ltd..........................................    183,394 $   102,373
    Adacel Technologies, Ltd............................      9,349      22,628
#   Adelaide Brighton, Ltd..............................  1,271,892   5,716,008
*   AED Oil, Ltd........................................    237,059          --
    AGL Energy, Ltd.....................................    293,238   4,590,871
#   Ainsworth Game Technology, Ltd......................    245,804     390,000
*   Alkane Resources, Ltd...............................     65,640      11,806
    ALS, Ltd............................................  1,430,466   5,553,635
    Altium, Ltd.........................................    122,300     681,970
#   Alumina, Ltd........................................  5,640,749   5,703,262
    Alumina, Ltd. Sponsored ADR.........................    453,627   1,814,508
#   AMA Group, Ltd......................................    184,987     130,225
    Amcor, Ltd..........................................    574,332   6,563,557
    Amcor, Ltd. Sponsored ADR...........................     29,714   1,357,930
    AMP, Ltd............................................  4,361,041  19,294,702
    Ansell, Ltd.........................................    364,636   5,372,668
    AP Eagers, Ltd......................................     58,625     539,770
#   APA Group...........................................  1,179,799   8,724,929
*   APN News & Media, Ltd...............................  1,016,313   3,182,719
    APN Outdoor Group, Ltd..............................    150,661     923,601
#   ARB Corp., Ltd......................................    108,827   1,502,583
    Ardent Leisure Group................................    609,208     983,200
#   Aristocrat Leisure, Ltd.............................    615,636   7,471,926
#*  Arrium, Ltd......................................... 16,558,707     276,843
#   Asaleo Care, Ltd....................................    539,558     558,156
    Asciano, Ltd........................................  1,890,811  13,147,837
*   ASG Group, Ltd......................................    610,416     452,573
    ASX, Ltd............................................    268,987  10,173,183
*   Atlas Iron, Ltd.....................................  2,011,431      16,943
    AUB Group, Ltd......................................     90,204     699,701
    Aurizon Holdings, Ltd...............................  1,904,118   7,534,910
*   Ausdrill, Ltd.......................................  1,429,709   1,085,815
*   Ausenco, Ltd........................................    139,328      40,425
#   AusNet Services.....................................  2,107,701   2,836,078
    Austal, Ltd.........................................    365,297     322,373
    Australia & New Zealand Banking Group, Ltd..........  1,906,083  37,501,150
#*  Australian Agricultural Co., Ltd....................  1,298,385   2,005,424
    Australian Pharmaceutical Industries, Ltd...........    990,967   1,447,957
*   Australian Vintage, Ltd.............................    112,455      48,638
    Auswide Bank, Ltd...................................     24,392      93,897
#   Automotive Holdings Group, Ltd......................    927,761   3,040,831
    Aveo Group..........................................    783,506   2,083,710
    AVJennings, Ltd.....................................    200,265      96,400
*   AWE, Ltd............................................  3,068,174   2,105,915
    Bank of Queensland, Ltd.............................  1,179,179   9,486,445
    Bapcor, Ltd.........................................    105,986     461,648
    Beach Energy, Ltd...................................  7,661,327   3,312,258
#*  Beadell Resources, Ltd..............................  1,223,528     486,060
#   Bega Cheese, Ltd....................................    163,583     771,505
#   Bellamy's Australia, Ltd............................    119,829   1,076,237
#   Bendigo & Adelaide Bank, Ltd........................  1,255,049   9,697,742

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
AUSTRALIA -- (Continued)
    BHP Billiton, Ltd.................................... 2,353,563 $34,884,931
#   BHP Billiton, Ltd. Sponsored ADR.....................   623,528  18,512,546
    BigAir Group, Ltd....................................    58,004      30,265
#*  Billabong International, Ltd.........................   322,756     382,460
#   Blackmores, Ltd......................................    22,029   2,631,723
    Blue Sky Alternative Investments, Ltd................     3,078      18,130
    BlueScope Steel, Ltd................................. 1,950,558  12,583,614
*   Boart Longyear, Ltd..................................   770,525      70,532
*   Boom Logistics, Ltd..................................   165,553      11,704
    Boral, Ltd........................................... 2,268,196  11,861,701
#*  Bradken, Ltd......................................... 1,085,978   1,364,485
    Brambles, Ltd........................................   832,964   8,520,980
    Breville Group, Ltd..................................   151,440     924,425
    Brickworks, Ltd......................................   146,247   1,671,496
    BT Investment Management, Ltd........................   164,998   1,129,820
#   Cabcharge Australia, Ltd.............................   352,416   1,062,984
    Caltex Australia, Ltd................................   201,033   5,083,933
    Capilano Honey, Ltd..................................     2,327      36,281
#   Cardno, Ltd..........................................   383,945     167,663
*   Carnarvon Petroleum, Ltd.............................   856,412      72,048
#   carsales.com, Ltd....................................   411,418   3,978,446
#   Cash Converters International, Ltd................... 1,111,384     373,647
    Cedar Woods Properties, Ltd..........................    31,283     109,916
    Challenger, Ltd...................................... 1,942,715  14,047,569
*   ChemGenex Pharmaceuticals, Ltd.......................     6,842          --
    CIMIC Group, Ltd.....................................   137,887   3,066,754
    Cleanaway Waste Management, Ltd...................... 6,112,743   3,973,281
*   Coal of Africa, Ltd..................................   400,214      24,637
    Coca-Cola Amatil, Ltd................................   558,637   3,907,957
    Cochlear, Ltd........................................    64,556   6,522,168
    Codan, Ltd...........................................    44,929      39,789
#   Collection House, Ltd................................    33,330      32,945
    Collins Foods, Ltd...................................   268,993     861,374
#   Commonwealth Bank of Australia.......................   536,081  31,557,267
*   Compass Resources, Ltd...............................    18,720          --
    Computershare, Ltd...................................   460,334   3,108,163
#   Corporate Travel Management, Ltd.....................    45,054     535,661
#   Cover-More Group, Ltd................................   188,175     196,398
#   Credit Corp. Group, Ltd..............................    82,909     840,150
    Crown Resorts, Ltd...................................   194,289   1,936,220
#   CSG, Ltd.............................................   508,118     604,495
    CSL, Ltd.............................................   245,077  21,977,192
    CSR, Ltd............................................. 1,902,312   5,568,501
*   Cue Energy Resources, Ltd............................   278,592      14,908
    Data#3, Ltd..........................................    39,367      37,176
    Decmil Group, Ltd....................................   434,979     270,980
*   Devine, Ltd..........................................   109,847      39,988
    Domino's Pizza Enterprises, Ltd......................   102,174   5,853,656
*   Donaco International, Ltd............................   150,945      51,498
*   Doray Minerals, Ltd..................................    97,759      78,692
    Downer EDI, Ltd...................................... 1,638,823   5,210,699
#*  DSHE Holdings, Ltd...................................   301,078          --
    DUET Group........................................... 3,109,572   6,365,544

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
AUSTRALIA -- (Continued)
    DuluxGroup, Ltd......................................   701,235 $ 3,542,269
    DWS, Ltd.............................................    74,524      75,255
*   Elders, Ltd..........................................   125,490     372,528
*   Emeco Holdings, Ltd.................................. 1,092,630      28,257
#*  Energy Resources of Australia, Ltd...................   464,072     120,206
#*  Energy World Corp., Ltd.............................. 1,196,466     254,407
    EQT Holdings, Ltd....................................    14,015     182,530
#   ERM Power, Ltd.......................................   296,194     229,967
#   Estia Health, Ltd....................................    55,584     217,074
    Euroz, Ltd...........................................    69,509      44,924
    Event Hospitality and Entertainment, Ltd.............   225,695   2,538,795
    Evolution Mining, Ltd................................ 3,412,097   7,467,170
    Fairfax Media, Ltd................................... 8,450,526   6,751,489
    Fantastic Holdings, Ltd..............................       975       1,778
    Finbar Group, Ltd....................................     2,330       1,479
#*  Fleetwood Corp., Ltd.................................   162,977     261,120
#   FlexiGroup, Ltd......................................   477,764     727,835
#   Flight Centre Travel Group, Ltd......................    89,468   2,192,570
#   Fortescue Metals Group, Ltd.......................... 4,946,675  16,871,278
#   G8 Education, Ltd....................................   636,585   1,861,016
#   GBST Holdings, Ltd...................................    50,434     155,614
    Genworth Mortgage Insurance Australia, Ltd...........    33,073      73,982
#   GrainCorp, Ltd. Class A..............................   627,859   4,051,124
*   Grange Resources, Ltd................................   460,396      43,600
#   Greencross, Ltd......................................   182,297     973,281
#   GUD Holdings, Ltd....................................   291,652   2,229,775
    GWA Group, Ltd.......................................   620,979     994,669
#   Hansen Technologies, Ltd.............................   138,556     436,860
#   Harvey Norman Holdings, Ltd.......................... 1,271,534   4,677,768
    Healthscope, Ltd..................................... 1,879,470   4,232,998
    HFA Holdings, Ltd....................................   324,221     554,463
*   Hills, Ltd...........................................   406,853      75,687
*   Horizon Oil, Ltd..................................... 1,463,538      50,271
    Iluka Resources, Ltd.................................   792,791   4,229,420
*   Imdex, Ltd...........................................   336,336      99,744
#   IMF Bentham, Ltd.....................................   415,427     491,374
#   Incitec Pivot, Ltd................................... 4,189,430   9,172,708
#   Independence Group NL................................ 1,410,798   4,388,824
*   Infigen Energy....................................... 1,161,813   1,052,341
#   Infomedia, Ltd.......................................   574,240     292,567
    Insurance Australia Group, Ltd....................... 3,305,300  15,202,768
    Integrated Research, Ltd.............................    80,195     137,078
#   InvoCare, Ltd........................................   204,169   2,274,421
#   IOOF Holdings, Ltd...................................   634,015   4,362,541
#   IRESS, Ltd...........................................   210,538   1,809,916
#   iSelect, Ltd.........................................   200,109     197,682
    iSentia Group, Ltd...................................   238,245     570,016
    James Hardie Industries P.L.C........................   430,489   7,142,742
    James Hardie Industries P.L.C. Sponsored ADR.........    39,415     654,683
#   JB Hi-Fi, Ltd........................................   190,312   3,755,017
#*  Karoon Gas Australia, Ltd............................   216,504     220,330
#*  Kingsgate Consolidated, Ltd.......................... 1,181,152     368,023
*   Kingsrose Mining, Ltd................................    94,006       9,331

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
AUSTRALIA -- (Continued)
#*  Lednium, Ltd.........................................    21,998 $        --
    LendLease Group......................................   852,156   8,697,549
*   Lucapa Diamond Co., Ltd..............................    50,238      14,180
#*  Lynas Corp., Ltd..................................... 4,741,434     270,983
    MACA, Ltd............................................   292,861     388,819
*   Macmahon Holdings, Ltd............................... 5,960,594     475,624
    Macquarie Atlas Roads Group..........................   801,614   3,549,437
    Macquarie Group, Ltd.................................   602,362  34,103,981
    Magellan Financial Group, Ltd........................   186,131   3,236,817
    Mantra Group, Ltd....................................   243,956     667,203
    MaxiTRANS Industries, Ltd............................   182,505      65,244
*   Mayne Pharma Group, Ltd..............................   979,041   1,514,127
#   McMillan Shakespeare, Ltd............................   105,075   1,126,878
#   McPherson's, Ltd.....................................    69,593      57,981
    Medibank Pvt, Ltd.................................... 2,587,315   6,039,404
*   Medusa Mining, Ltd................................... 1,228,341     671,614
    Melbourne IT, Ltd....................................   219,351     287,254
#*  Mesoblast, Ltd.......................................   137,399     117,012
#   Metals X, Ltd........................................   800,936   1,001,205
#*  Metcash, Ltd......................................... 3,229,334   5,293,625
*   Michael Hill International, Ltd......................    72,300      81,455
*   Mincor Resources NL..................................   393,519     118,772
*   Mineral Deposits, Ltd................................    73,716      27,570
    Mineral Resources, Ltd...............................   568,459   4,262,937
#   MMA Offshore, Ltd.................................... 2,337,637     525,078
#   Monadelphous Group, Ltd..............................   313,260   2,512,064
    Monash IVF Group, Ltd................................    42,316      69,396
#   Money3 Corp., Ltd....................................    22,441      23,350
    Mortgage Choice, Ltd.................................   225,469     360,933
#*  Mount Gibson Iron, Ltd............................... 4,095,268     901,483
#   Myer Holdings, Ltd................................... 2,850,238   2,897,241
    MyState, Ltd.........................................    27,111      83,079
    National Australia Bank, Ltd......................... 1,864,442  37,691,797
    Navitas, Ltd.........................................   361,295   1,631,606
#*  Nearmap, Ltd.........................................   277,375     105,821
*   NetComm Wireless, Ltd................................   107,309     236,891
    New Hope Corp., Ltd..................................   561,291     683,029
*   Newcrest Mining, Ltd................................. 1,044,970  20,352,411
*   NEXTDC, Ltd..........................................   146,897     418,344
    nib holdings, Ltd....................................   699,153   2,460,492
    Nick Scali, Ltd......................................    25,854      93,715
#   Nine Entertainment Co. Holdings, Ltd................. 1,403,539   1,170,543
    Northern Star Resources, Ltd......................... 1,310,143   5,354,787
*   NRW Holdings, Ltd....................................   618,693     200,776
    Nufarm, Ltd..........................................   521,230   3,286,346
    Oil Search, Ltd...................................... 1,180,366   6,468,186
    oOh!media, Ltd.......................................    17,527      73,802
#   Orica, Ltd........................................... 1,106,242  11,943,945
    Origin Energy, Ltd................................... 1,780,568   7,508,096
*   Orocobre, Ltd........................................    40,831     129,077
    Orora, Ltd........................................... 2,491,245   5,458,251
    OrotonGroup, Ltd.....................................    19,916      34,498
    OZ Minerals, Ltd..................................... 1,133,734   5,550,852

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
AUSTRALIA -- (Continued)
#   OzForex Group, Ltd...................................   210,182 $   398,920
#   Pacific Current Group, Ltd...........................    26,096      97,885
    Pact Group Holdings, Ltd.............................    73,061     316,821
#*  Paladin Energy, Ltd.................................. 9,039,254   1,350,019
*   Panoramic Resources, Ltd............................. 1,633,779     311,174
    Patties Foods, Ltd...................................     5,122       6,605
#   Peet, Ltd............................................   425,786     309,230
#   Perpetual, Ltd.......................................    73,210   2,534,751
#*  Perseus Mining, Ltd.................................. 2,159,684   1,068,581
*   Pharmaxis, Ltd.......................................    50,400      10,893
#   Platinum Asset Management, Ltd.......................   388,288   1,789,086
    PMP, Ltd............................................. 1,827,334     811,972
*   Praemium, Ltd........................................    45,331      13,609
    Premier Investments, Ltd.............................   284,400   3,508,132
    Primary Health Care, Ltd............................. 1,840,808   5,726,878
*   Prime AET&D Holdings No.1, Ltd.......................        26          --
    Prime Media Group, Ltd...............................   505,830     117,743
    Programmed Maintenance Services, Ltd.................   584,677     918,353
    Prophecy International Holdings, Ltd.................    22,165      20,005
    Qantas Airways, Ltd.................................. 3,028,350   7,270,872
    QBE Insurance Group, Ltd............................. 1,149,113   9,591,145
#   Qube Holdings, Ltd................................... 2,269,075   4,395,392
#*  Ramelius Resources, Ltd..............................   882,139     391,774
    Ramsay Health Care, Ltd..............................    71,244   4,267,920
#   RCG Corp., Ltd.......................................   100,967     143,574
    RCR Tomlinson, Ltd...................................   305,179     469,760
#   REA Group, Ltd.......................................    58,809   2,920,488
    Reckon, Ltd..........................................    67,641      74,922
    Reece, Ltd...........................................    13,585     402,476
*   Regional Express Holdings, Ltd.......................    17,416      10,349
    Regis Healthcare, Ltd................................   180,840     709,166
    Regis Resources, Ltd.................................   965,032   2,999,971
    Reject Shop, Ltd. (The)..............................    95,056     930,044
*   Resolute Mining, Ltd................................. 2,175,186   2,808,294
#   Retail Food Group, Ltd...............................   193,463     849,769
    Ridley Corp., Ltd....................................   655,188     721,897
    Rio Tinto, Ltd.......................................   525,439  20,051,392
*   RiverCity Motorway Group.............................   133,238          --
    SAI Global, Ltd......................................   789,011   2,136,151
#*  Salmat, Ltd..........................................    68,805      26,104
*   Samson Oil & Gas, Ltd. Sponsored ADR.................     6,430       4,758
    Sandfire Resources NL................................   516,924   2,270,214
    Santos, Ltd.......................................... 2,881,624   9,850,767
#*  Saracen Mineral Holdings, Ltd........................ 2,305,307   3,060,068
    SeaLink Travel Group, Ltd............................    18,199      56,972
#   Seek, Ltd............................................   430,711   5,480,546
#   Select Harvests, Ltd.................................   106,442     617,506
#*  Senex Energy, Ltd.................................... 2,593,704     535,820
    Servcorp, Ltd........................................    59,424     306,479
    Service Stream, Ltd..................................   385,683     256,204
#   Seven Group Holdings, Ltd............................   357,639   1,868,065
    Seven West Media, Ltd................................ 6,104,888   4,819,298
    SG Fleet Group, Ltd..................................    36,004     110,019

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
AUSTRALIA -- (Continued)
    Sigma Pharmaceuticals, Ltd........................... 3,137,917 $ 3,090,455
#*  Silex Systems, Ltd...................................    70,513      15,758
    Silver Chef, Ltd.....................................     4,064      30,707
*   Silver Lake Resources, Ltd........................... 1,255,856     623,182
    Sims Metal Management, Ltd...........................   634,981   4,092,486
    Sims Metal Management, Ltd. Sponsored ADR............     3,500      22,750
*   Sino Gas & Energy Holdings, Ltd......................   858,956      71,981
*   Sino Strategic International, Ltd....................     9,056          --
#   Sirtex Medical, Ltd..................................   112,736   2,699,088
#   Slater & Gordon, Ltd.................................   593,413     182,884
#   SMS Management & Technology, Ltd.....................   219,206     308,208
    Sonic Healthcare, Ltd................................   363,847   6,356,130
*   South32, Ltd......................................... 2,631,540   3,710,691
*   South32, Ltd. ADR....................................   476,677   3,300,988
    Southern Cross Media Group, Ltd...................... 2,841,609   2,727,809
    Spark Infrastructure Group........................... 3,128,150   6,232,547
*   Specialty Fashion Group, Ltd.........................    67,582      28,753
    Spotless Group Holdings, Ltd.........................   705,955     641,203
*   St Barbara, Ltd......................................   897,655   2,094,376
    Star Entertainment Grp, Ltd. (The)................... 2,580,813  11,656,901
#   Steadfast Group, Ltd.................................   659,845   1,059,084
    Suncorp Group, Ltd................................... 1,325,197  13,528,580
*   Sundance Energy Australia, Ltd....................... 2,028,092     238,713
    Sunland Group, Ltd...................................   359,305     394,397
#   Super Retail Group, Ltd..............................   435,227   3,246,395
    Sydney Airport.......................................   487,767   2,808,890
    Tabcorp Holdings, Ltd................................ 2,315,827   8,616,920
#   Tassal Group, Ltd....................................   435,076   1,363,597
    Tatts Group, Ltd..................................... 3,410,422  10,703,498
    Technology One, Ltd..................................   443,218   1,920,161
    Telstra Corp., Ltd...................................   808,475   3,546,052
    Telstra Corp., Ltd. ADR..............................    35,561     779,497
#*  Ten Network Holdings, Ltd............................   655,188     571,327
#   TFS Corp., Ltd.......................................   613,098     759,589
    Thorn Group, Ltd.....................................   224,668     227,144
*   Tiger Resources, Ltd................................. 1,677,917      51,482
    Tox Free Solutions, Ltd..............................   432,918     870,576
    TPG Telecom, Ltd.....................................   427,662   4,180,585
    Transurban Group.....................................   840,917   8,034,636
    Treasury Wine Estates, Ltd........................... 1,968,261  14,457,602
*   Troy Resources, Ltd.................................. 1,088,164     437,789
#*  UGL, Ltd.............................................   844,643   1,580,357
    Villa World, Ltd.....................................    19,840      35,899
    Village Roadshow, Ltd................................   227,445     931,128
*   Virgin Australia Holdings, Ltd.(B43DQC7)............. 2,917,454     532,967
*   Virgin Australia Holdings, Ltd....................... 3,195,173          --
    Virtus Health, Ltd...................................   223,985   1,315,103
    Vita Group, Ltd......................................    76,578     280,538
#   Vocus Communications, Ltd............................ 1,136,345   7,727,409
*   Watpac, Ltd..........................................   439,742     284,336
    Webjet, Ltd..........................................   128,225     745,553
    Wesfarmers, Ltd......................................   538,392  17,608,718
#   Western Areas, Ltd...................................   596,110   1,252,745

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES      VALUE++
                                                       --------- --------------
AUSTRALIA -- (Continued)
#   Westpac Banking Corp.............................. 1,906,536 $   45,113,091
    Westpac Banking Corp. Sponsored ADR...............   254,261      5,998,017
#*  Whitehaven Coal, Ltd.............................. 1,767,989      2,285,336
    Woodside Petroleum, Ltd........................... 1,409,032     28,782,865
#   Woolworths, Ltd...................................   628,507     11,200,698
#   WorleyParsons, Ltd................................   743,486      4,256,217
    WPP AUNZ, Ltd..................................... 1,068,531      1,023,158
                                                                 --------------
TOTAL AUSTRALIA.......................................            1,089,078,421
                                                                 --------------
AUSTRIA -- (0.5%)
    Agrana Beteiligungs AG............................     3,302        367,087
#   AMAG Austria Metall AG............................     1,146         42,303
    ANDRITZ AG........................................   118,400      6,036,660
    Atrium European Real Estate, Ltd..................   208,179        917,071
    Austria Technologie & Systemtechnik AG............    74,757        886,861
    BUWOG AG..........................................   136,333      3,306,460
    CA Immobilien Anlagen AG..........................   152,449      2,864,986
#   Conwert Immobilien Invest SE......................   188,966      3,108,953
#   DO & CO AG........................................     9,033        711,878
    Erste Group Bank AG...............................   352,288      9,336,155
    EVN AG............................................    57,974        677,418
*   FACC AG...........................................     1,629          9,221
    Flughafen Wien AG.................................       408         12,020
*   IMMOFINANZ AG.....................................   963,072      2,096,788
    Kapsch TrafficCom AG..............................    13,573        561,599
    Lenzing AG........................................    24,829      2,602,896
    Mayr Melnhof Karton AG............................    15,942      1,747,839
    Oberbank AG.......................................     2,570        162,314
    Oesterreichische Post AG..........................    59,055      2,060,911
    OMV AG............................................   518,176     13,840,807
    Palfinger AG......................................    11,397        339,516
    POLYTEC Holding AG................................    22,707        188,254
    Porr Ag...........................................     6,575        187,303
#*  Raiffeisen Bank International AG..................   427,337      5,638,612
    RHI AG............................................    53,071      1,101,593
    Rosenbauer International AG.......................     2,024        115,431
    S IMMO AG.........................................   128,538      1,243,019
#   Schoeller-Bleckmann Oilfield Equipment AG.........    15,903        977,863
    Semperit AG Holding...............................    31,385      1,017,746
    Strabag SE........................................    51,083      1,598,046
    Telekom Austria AG................................   208,186      1,224,837
    Telekom Austria AG ADR............................     4,200         49,413
#   UBM Development AG................................        80          2,668
#   UNIQA Insurance Group AG..........................   108,649        672,251
#   Verbund AG........................................    81,636      1,278,427
    Vienna Insurance Group AG Wiener Versicherung
      Gruppe..........................................    42,467        842,168
    Voestalpine AG....................................   197,717      6,972,586
    Wienerberger AG...................................   277,019      4,273,564
    Wolford AG........................................     1,281         36,398

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
AUSTRIA -- (Continued)
#   Zumtobel Group AG......................................  54,569 $   828,172
                                                                    -----------
TOTAL AUSTRIA..............................................          79,938,094
                                                                    -----------
BELGIUM -- (1.3%)
#*  Ablynx NV..............................................  34,801     478,348
    Ackermans & van Haaren NV..............................  70,820   8,572,216
    Ageas.................................................. 464,747  15,624,190
*   AGFA-Gevaert NV........................................ 718,151   2,588,845
    Anheuser-Busch InBev NV................................ 393,517  50,839,304
    Anheuser-Busch InBev NV Sponsored ADR.................. 117,519  15,211,659
    Atenor.................................................      43       2,252
    Banque Nationale de Belgique...........................     319   1,012,724
    Barco NV...............................................  35,097   2,701,361
    Bekaert SA............................................. 146,803   6,727,645
    bpost SA............................................... 132,929   3,483,698
#*  Celyad SA..............................................  13,627     335,166
*   Celyad SA Sponsored ADR................................     500      12,490
    Cie d'Entreprises CFE..................................  25,769   2,372,855
*   Cie Immobiliere de Belgique SA.........................   2,940     171,655
    Colruyt SA............................................. 209,701  11,697,496
    D'ieteren SA...........................................  90,521   3,966,437
    Deceuninck NV.......................................... 181,858     429,475
    Econocom Group SA...................................... 211,330   2,768,054
    Elia System Operator SA................................  50,637   2,698,841
    Euronav NV............................................. 221,239   1,906,734
    EVS Broadcast Equipment SA.............................  20,640     696,856
#   Exmar NV...............................................  90,343     634,909
*   Fagron.................................................  94,398     756,161
*   Galapagos NV........................................... 102,700   5,617,665
    Gimv NV................................................   1,896     103,010
    Ion Beam Applications..................................  32,395   1,527,118
    Jensen-Group NV........................................   2,121      61,677
*   KBC Group NV........................................... 207,653  10,794,110
    Kinepolis Group NV.....................................  55,209   2,465,810
#   Lotus Bakeries.........................................     150     301,832
#*  MDxHealth..............................................  32,802     133,027
    Melexis NV.............................................  35,476   2,329,323
#*  Nyrstar NV............................................. 332,242   3,027,388
    Ontex Group NV.........................................  91,477   3,305,160
*   Orange Belgium SA...................................... 124,673   3,022,366
    Picanol................................................   1,933     129,731
    Proximus SADP.......................................... 370,331  11,560,197
    RealDolmen.............................................   1,807      44,476
    Recticel SA............................................ 142,031     737,778
    Resilux................................................   1,671     266,962
    Roularta Media Group NV................................   5,234     144,015
    Sioen Industries NV....................................  29,755     678,698
    Sipef SA...............................................  10,503     564,071
    Solvay SA.............................................. 157,331  16,331,825
*   Telenet Group Holding NV...............................  72,800   3,452,651
*   Tessenderlo Chemie NV..................................  93,602   3,184,154
*   ThromboGenics NV.......................................  14,645      49,752
#   UCB SA.................................................  93,374   7,305,949

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
BELGIUM -- (Continued)
#   Umicore SA..........................................   296,715 $ 17,167,821
    Van de Velde NV.....................................    17,931    1,307,070
*   Viohalco SA.........................................   172,079      257,063
                                                                   ------------
TOTAL BELGIUM...........................................            231,560,070
                                                                   ------------
CANADA -- (8.5%)
#*  5N Plus, Inc........................................   163,492      250,438
    Absolute Software Corp..............................    94,363      577,460
    Acadian Timber Corp.................................    23,984      331,568
*   Advantage Oil & Gas, Ltd............................   925,544    5,855,316
    Aecon Group, Inc....................................   291,623    3,884,137
*   Africa Oil Corp.....................................     3,195        4,282
#   Ag Growth International, Inc........................    29,140      932,462
#   AGF Management, Ltd. Class B........................   423,763    1,655,261
#   Agnico Eagle Mines, Ltd.(008474108).................    47,651    2,770,429
    Agnico Eagle Mines, Ltd.(2009823)...................   143,667    8,360,453
    Agrium, Inc.(008916108).............................   115,500   10,482,780
    Agrium, Inc.(2213538)...............................    87,992    7,986,100
    AGT Food & Ingredients, Inc.........................    68,951    1,672,484
    Aimia, Inc..........................................   291,001    1,914,524
*   Air Canada..........................................   134,680      927,334
    AirBoss of America Corp.............................    16,400      177,986
    AKITA Drilling, Ltd. Class A........................    11,400       69,894
*   Alacer Gold Corp.................................... 1,035,198    2,640,225
*   Alamos Gold, Inc. Class A(011532108)................   339,546    3,171,359
    Alamos Gold, Inc. Class A(BZ3DNP6)..................   840,680    7,848,884
#   Alaris Royalty Corp.................................   134,078    2,387,557
    Algoma Central Corp.................................    11,860      101,191
    Algonquin Power & Utilities Corp....................   588,313    5,501,705
    Alimentation Couche-Tard, Inc. Class B..............   225,059   10,175,187
#   AltaGas, Ltd........................................   303,430    7,729,546
*   Alterra Power Corp..................................   170,495       78,349
#   Altius Minerals Corp................................    70,900      576,149
    Altus Group, Ltd....................................    74,297    1,342,940
#*  Amaya, Inc.(BT8J595)................................    31,700      490,680
*   Amaya, Inc.(02314M108)..............................     9,318      144,243
*   Americas Silver Corp................................   191,500       58,668
    Andrew Peller, Ltd. Class A.........................     3,423       71,205
    ARC Resources, Ltd..................................   532,646    9,370,718
*   Argonaut Gold, Inc..................................   939,142    2,575,061
#*  Asanko Gold, Inc....................................   445,833    1,946,347
    Atco, Ltd. Class I..................................    80,968    3,051,687
#*  Athabasca Oil Corp.................................. 1,117,565    1,052,813
*   ATS Automation Tooling Systems, Inc.................   137,149    1,047,276
*   AuRico Metals, Inc.(05157J108)......................    90,574       78,618
*   AuRico Metals, Inc.(BYR52G5)........................   256,846      222,293
#   AutoCanada, Inc.....................................    63,673    1,036,305
#*  Avigilon Corp.......................................   112,242    1,140,774
    Axia NetMedia Corp..................................    50,400      163,670
#*  B2Gold Corp......................................... 4,061,654   12,723,292
#   Badger Daylighting, Ltd.............................    95,906    1,507,288
#*  Ballard Power Systems, Inc..........................   134,819      260,211
#   Bank of Montreal(2076009)...........................   285,012   18,270,979

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
CANADA -- (Continued)
    Bank of Montreal(063671101)..........................   252,587 $16,195,878
    Bank of Nova Scotia (The)(064149107).................   502,183  25,495,831
    Bank of Nova Scotia (The)(2076281)...................   262,275  13,320,150
*   Bankers Petroleum, Ltd...............................   926,078   1,432,756
#*  Banro Corp...........................................    36,100      14,377
    Barrick Gold Corp.(067901108)........................ 1,218,157  26,628,912
    Barrick Gold Corp.(2024644)..........................   293,114   6,400,398
    Baytex Energy Corp.(07317Q105).......................   112,294     525,536
#   Baytex Energy Corp.(B4VGVM3).........................   945,278   4,438,061
#   BCE, Inc.(B188TH2)...................................    65,232   3,124,059
    BCE, Inc.(05534B760).................................    18,939     906,989
#*  Bellatrix Exploration, Ltd........................... 1,076,867     923,748
*   Birch Mountain Resources, Ltd........................     1,200          --
#*  Birchcliff Energy, Ltd...............................   453,991   3,282,407
    Bird Construction, Inc...............................   151,503   1,563,011
    Black Diamond Group, Ltd.............................   114,643     445,173
#*  BlackBerry, Ltd.(09228F103).......................... 1,125,339   8,552,576
*   BlackBerry, Ltd.(BCBHZ31)............................    80,555     610,803
#*  BlackPearl Resources, Inc............................ 1,759,118   1,360,785
    BMTC Group, Inc......................................     1,600      16,090
#*  Bombardier, Inc. Class A.............................    37,390      67,297
#*  Bombardier, Inc. Class B............................. 1,792,034   2,690,144
    Bonavista Energy Corp................................ 1,085,238   2,925,775
#   Bonterra Energy Corp.................................   144,654   2,742,072
    Boralex, Inc. Class A................................    87,965   1,344,083
    Brookfield Asset Management, Inc. Class A............   207,097   7,151,996
*   BRP, Inc.............................................    66,469   1,079,265
    CAE, Inc.(2162760)...................................   191,915   2,560,533
    CAE, Inc.(124765108).................................    89,390   1,191,569
    Caledonia Mining Corp. P.L.C.........................     8,300       9,853
#   Calfrac Well Services, Ltd...........................   372,842     848,115
    Calian Group, Ltd....................................     3,277      58,982
#   Callidus Capital Corp................................    54,949     694,832
    Cameco Corp.(13321L108)..............................   336,776   3,219,579
    Cameco Corp.(2166160)................................   171,182   1,636,236
    Canaccord Genuity Group, Inc.........................   615,119   2,228,401
#*  Canacol Energy, Ltd..................................   582,926   1,772,464
#   Canadian Energy Services & Technology Corp...........   362,220     976,536
#   Canadian Imperial Bank of Commerce(136069101)........   106,602   8,096,422
    Canadian Imperial Bank of Commerce(2170525)..........    94,155   7,152,939
    Canadian National Railway Co.(136375102).............    80,712   5,101,806
    Canadian National Railway Co.(2180632)...............   105,500   6,688,037
    Canadian Natural Resources, Ltd.(136385101)..........   722,520  21,841,780
    Canadian Natural Resources, Ltd.(2171573)............   482,745  14,619,337
    Canadian Pacific Railway, Ltd.(2793115)..............    50,372   7,546,637
    Canadian Pacific Railway, Ltd.(13645T100)............     1,271     190,370
#   Canadian Tire Corp., Ltd. Class A....................   110,915  11,654,294
    Canadian Utilities, Ltd. Class A.....................    63,064   1,941,211
#   Canadian Western Bank................................   408,707   7,894,605
    Canam Group, Inc.....................................   138,772   1,117,063
#   Canexus Corp.........................................   168,436     165,127
*   Canfor Corp..........................................   213,839   2,538,586
    Canfor Pulp Products, Inc............................   136,401   1,089,620

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
CANADA -- (Continued)
#   CanWel Building Materials Group, Ltd.................    80,950 $   382,539
    Canyon Services Group, Inc...........................   168,958     626,322
    Capital Power Corp...................................   191,169   3,074,751
#*  Capstone Mining Corp................................. 2,120,114   1,396,468
    Cascades, Inc........................................   276,390   2,070,305
    CCL Industries, Inc. Class B.........................    41,300   7,392,341
*   Celestica, Inc.(2263362).............................    29,256     324,009
*   Celestica, Inc.(15101Q108)...........................   353,934   3,921,589
    Cenovus Energy, Inc.(15135U109)......................   684,322   9,785,805
    Cenovus Energy, Inc.(B57FG04)........................   132,772   1,900,593
    Centerra Gold, Inc...................................   694,143   4,093,671
#*  Cequence Energy, Ltd.................................   872,690     227,254
    Cervus Equipment Corp................................    30,171     261,121
*   CGI Group, Inc. Class A(39945C109)...................    60,019   2,913,322
*   CGI Group, Inc. Class A(2159740).....................   127,986   6,213,788
#*  China Gold International Resources Corp., Ltd........   537,596   1,017,012
*   Chinook Energy, Inc..................................   102,170      39,909
#   CI Financial Corp....................................    99,100   2,025,795
    Cineplex, Inc........................................    85,467   3,330,572
    Clairvest Group, Inc.................................       516      11,619
#   Clarke, Inc..........................................     2,300      16,259
    Clearwater Seafoods, Inc.............................    32,880     365,655
    Cogeco Communications, Inc...........................    81,271   3,999,904
    Cogeco, Inc..........................................    26,432   1,064,649
*   Colliers International Group, Inc.(194693107)........    32,155   1,327,358
    Colliers International Group, Inc.(BYL7SB4)..........    13,106     541,043
    Computer Modelling Group, Ltd........................   140,880   1,069,292
#   Concordia International Corp.........................    41,720     728,014
    Constellation Software, Inc..........................    20,424   8,314,296
*   Continental Gold, Inc................................   211,117     624,142
#*  Copper Mountain Mining Corp..........................   396,715     161,038
    Corby Spirit and Wine, Ltd...........................    12,785     200,737
*   Corridor Resources, Inc..............................    12,500       3,734
#   Corus Entertainment, Inc. Class B....................   351,712   3,474,962
    Cott Corp.(22163N106)................................   273,388   4,081,683
    Cott Corp.(2228952)..................................   183,186   2,730,287
    Crescent Point Energy Corp.(B67C8W8).................   185,017   2,705,144
    Crescent Point Energy Corp.(22576C101)...............   463,740   6,784,514
*   Crew Energy, Inc.....................................   854,533   3,619,322
#*  Delphi Energy Corp...................................   980,403     713,348
#*  Denison Mines Corp................................... 2,747,177   1,472,848
*   Descartes Systems Group, Inc. (The)(2141941).........    67,229   1,355,753
*   Descartes Systems Group, Inc. (The)(249906108).......     6,403     129,341
*   Detour Gold Corp.....................................   606,885  15,868,766
#   DH Corp..............................................   202,957   5,013,107
    DHX Media, Ltd.(BRF12N3).............................    25,968     139,620
    DHX Media, Ltd.(BRF12P5).............................   121,170     658,911
#   DirectCash Payments, Inc.............................    58,753     602,087
    Dollarama, Inc.......................................    73,924   5,465,954
*   Dominion Diamond Corp.(257287102)....................   200,223   1,840,049
    Dominion Diamond Corp.(B95LX89)......................   107,279     985,161
    Dorel Industries, Inc. Class B.......................   130,260   3,756,205
*   Dundee Precious Metals, Inc..........................   624,567   1,879,944

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
CANADA -- (Continued)
    E-L Financial Corp., Ltd.............................        88 $    45,495
#*  Eastern Platinum, Ltd................................   266,973     173,804
#*  Eastmain Resources, Inc..............................   103,500      49,941
    Echelon Financial Holdings, Inc......................       900       7,879
    Eldorado Gold Corp.(284902103).......................   214,595     877,694
    Eldorado Gold Corp.(2307873)......................... 1,521,834   6,235,830
#   Element Financial Corp...............................   238,668   2,562,804
#   Emera, Inc...........................................    40,782   1,520,521
    Empire Co., Ltd. Class A.............................   190,684   3,037,741
#   Enbridge Income Fund Holdings, Inc...................   303,581   7,556,682
    Enbridge, Inc.(29250N105)............................    66,923   2,752,543
    Enbridge, Inc.(2466149)..............................   110,313   4,537,902
    Encana Corp.(2793193)................................   295,448   2,375,984
    Encana Corp.(292505104).............................. 1,322,311  10,644,604
*   Endeavour Mining Corp................................   268,873   5,224,456
*   Endeavour Silver Corp................................   377,285   1,826,248
    Enercare, Inc........................................   308,582   4,157,284
    Enerflex, Ltd........................................   207,224   1,812,506
#*  Energy Fuels, Inc....................................   103,670     230,264
    Enerplus Corp.(292766102)............................   322,250   1,923,832
    Enerplus Corp.(B584T89)..............................   436,995   2,603,930
    Enghouse Systems, Ltd................................    32,577   1,331,624
    Ensign Energy Services, Inc..........................   449,162   2,480,342
#*  Epsilon Energy, Ltd..................................   134,516     329,168
#   Equitable Group, Inc.................................    42,544   1,767,711
*   Equity Financial Holdings, Inc.......................       100         804
*   Essential Energy Services Trust......................   790,850     436,114
    Evertz Technologies, Ltd.............................    35,104     475,348
#   Exchange Income Corp.................................    49,656   1,281,286
    Exco Technologies, Ltd...............................    89,752     866,140
*   EXFO, Inc............................................       198         666
    Extendicare, Inc.....................................   203,197   1,277,714
    Fairfax Financial Holdings, Ltd......................    28,814  15,448,312
    Fiera Capital Corp...................................    74,031     722,364
#   Finning International, Inc...........................   561,294   9,096,604
    Firm Capital Mortgage Investment Corp................    51,702     544,086
    First Capital Realty, Inc............................   124,266   2,207,122
#*  First Majestic Silver Corp.(32076V103)...............   127,578   2,212,203
#*  First Majestic Silver Corp.(2833583).................   292,786   5,076,916
#   First National Financial Corp........................    19,435     449,685
#   First Quantum Minerals, Ltd.......................... 1,659,708  14,351,552
*   FirstService Corp.(33767E103)........................    35,727   1,756,697
    FirstService Corp.(BYL7ZF7)..........................    13,106     645,940
    Fortis, Inc..........................................   119,828   3,969,334
#*  Fortress Paper, Ltd. Class A.........................    14,264      42,716
*   Fortuna Silver Mines, Inc............................   362,215   3,157,053
    Franco-Nevada Corp...................................    36,170   2,786,175
*   Fraser Papers, Inc...................................     6,400          --
#   Freehold Royalties, Ltd..............................   297,293   2,536,548
#   Gamehost, Inc........................................    36,480     276,328
*   GBS Gold International, Inc..........................    42,400          --
#   Genworth MI Canada, Inc..............................   200,367   5,351,202
    George Weston, Ltd...................................    81,255   7,216,582

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
CANADA -- (Continued)
#   Gibson Energy, Inc...................................   321,165 $ 3,665,116
    Gildan Activewear, Inc...............................   163,400   4,794,435
#   Glacier Media, Inc...................................    28,375      14,017
    Gluskin Sheff + Associates, Inc......................    71,805     976,722
#   GMP Capital, Inc.....................................   191,423     784,370
    goeasy, Ltd..........................................       500       6,801
    Goldcorp, Inc.(380956409)............................   413,563   7,394,506
    Goldcorp, Inc.(2676302)..............................   281,723   5,033,966
#*  Golden Star Resources, Ltd...........................   423,301     333,933
*   Gran Tierra Energy, Inc.(38500T101)..................    49,235     136,381
*   Gran Tierra Energy, Inc.(B2PPCS5).................... 1,490,752   4,133,207
    Granite Oil Corp.....................................   142,825     783,232
*   Great Canadian Gaming Corp...........................   124,611   1,777,089
#*  Great Panther Silver, Ltd............................    98,337     143,101
    Great-West Lifeco, Inc...............................   114,300   2,968,570
*   Heroux-Devtek, Inc...................................    62,331     727,549
    High Liner Foods, Inc................................    73,217   1,122,663
    HNZ Group, Inc.......................................     6,940      71,970
#   Home Capital Group, Inc..............................   267,840   5,698,767
#   Horizon North Logistics, Inc.........................   381,015     548,622
    HudBay Minerals, Inc.(B05BQ98).......................    59,151     295,755
    HudBay Minerals, Inc.(B05BDX1)....................... 1,121,535   5,591,998
#   Hudson's Bay Co......................................   213,411   2,682,246
    Husky Energy, Inc....................................   516,884   6,080,755
*   IAMGOLD Corp.(450913108).............................   208,317   1,076,999
*   IAMGOLD Corp.(2446646)............................... 1,828,955   9,441,394
    IGM Financial, Inc...................................    76,008   2,114,939
*   IMAX Corp............................................    97,375   3,076,076
#*  Imperial Metals Corp.................................    98,119     577,900
#   Imperial Oil, Ltd.(453038408)........................   210,937   6,473,657
    Imperial Oil, Ltd.(2454241)..........................    38,803   1,193,824
*   Indigo Books & Music, Inc............................     5,523      74,026
    Industrial Alliance Insurance & Financial Services,
      Inc................................................   253,391   8,248,089
#   Innergex Renewable Energy, Inc.......................   291,886   3,496,417
    Intact Financial Corp................................    91,312   6,545,315
#   Inter Pipeline, Ltd..................................   131,048   2,738,092
*   Interfor Corp........................................   315,668   3,493,588
#*  Intertain Group, Ltd. (The)..........................   132,200   1,047,961
    Intertape Polymer Group, Inc.........................   108,984   1,758,735
*   Ithaca Energy, Inc................................... 2,041,344   1,485,296
#*  Ivanhoe Mines, Ltd. Class A..........................   782,600     857,135
    Jean Coutu Group PJC, Inc. (The) Class A.............    99,700   1,443,976
    Just Energy Group, Inc.(B693818).....................     6,432      39,943
#   Just Energy Group, Inc.(B63MCN1).....................   242,145   1,504,075
#   K-Bro Linen, Inc.....................................     9,007     305,258
#*  Kelt Exploration, Ltd................................    71,187     243,169
    Keyera Corp..........................................   135,304   3,884,038
*   Kingsway Financial Services, Inc.....................    15,975      87,849
*   Kinross Gold Corp.(496902404)........................    52,598     271,932
*   Kinross Gold Corp.(B03Z841).......................... 2,999,237  15,505,572
#*  Kirkland Lake Gold, Inc..............................   262,319   2,240,154
*   Klondex Mines, Ltd...................................   198,249     935,330
*   Knight Therapeutics, Inc.............................   166,212   1,080,795

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
CANADA -- (Continued)
#   Labrador Iron Ore Royalty Corp.......................   146,242 $ 1,675,625
    Laurentian Bank of Canada............................   145,341   5,388,854
    Leon's Furniture, Ltd................................    45,694     542,455
#*  Lightstream Resources, Ltd........................... 1,173,135      89,851
    Linamar Corp.........................................   135,772   5,389,701
#   Liquor Stores N.A., Ltd..............................   110,560     784,119
    Loblaw Cos., Ltd.....................................    99,529   5,551,772
    Lucara Diamond Corp..................................   961,871   2,968,897
*   Lundin Mining Corp................................... 1,838,295   7,687,428
#   MacDonald Dettwiler & Associates, Ltd................    52,458   3,440,817
    Magellan Aerospace Corp..............................    59,588     798,219
#   Magna International, Inc.(559222401).................   110,082   4,245,863
    Magna International, Inc.(2554475)...................   310,950  11,979,309
#*  Mainstreet Equity Corp...............................    16,582     434,981
    Major Drilling Group International, Inc..............   320,526   1,828,912
    Mandalay Resources Corp.............................. 1,011,480     875,405
    Manitoba Telecom Services, Inc.......................    99,164   2,929,388
    Manulife Financial Corp.(56501R106)..................   696,767   9,496,934
    Manulife Financial Corp.(2492519)....................   537,959   7,334,025
    Maple Leaf Foods, Inc................................   278,143   6,331,260
    Martinrea International, Inc.........................   438,460   2,924,970
*   Maxim Power Corp.....................................    24,537      54,312
*   McCoy Global, Inc....................................    29,306      40,402
    Mediagrif Interactive Technologies, Inc..............     1,100      14,996
#   Medical Facilities Corp..............................   134,234   2,220,698
#*  MEG Energy Corp......................................   247,112   1,046,628
    Melcor Developments, Ltd.............................     2,962      32,668
*   Mercator Minerals, Ltd...............................   131,933          --
*   Merus Labs International, Inc........................   230,308     306,924
#   Methanex Corp.(59151K108)............................    81,447   2,282,145
    Methanex Corp.(2654416)..............................   123,400   3,461,041
    Metro, Inc...........................................   429,261  15,606,801
*   Midas Gold Corp......................................    77,803      63,761
#*  Mitel Networks Corp..................................   228,167   1,670,641
    Morguard Corp........................................       245      32,059
    Morneau Shepell, Inc.................................   150,699   2,146,824
    MTY Food Group, Inc..................................    19,978     624,595
#   Mullen Group, Ltd....................................   298,245   3,586,295
    National Bank of Canada..............................   511,565  17,517,766
    Nevsun Resources, Ltd................................   725,068   2,399,030
    New Flyer Industries, Inc............................   122,224   3,880,201
*   New Gold, Inc........................................ 1,733,319   9,000,806
    Newalta Corp.........................................   211,321     391,680
*   Newmarket Gold, Inc..................................     7,882      26,140
    Norbord, Inc.........................................    70,792   1,783,827
    North American Energy Partners, Inc.(B1HTYS2)........    17,176      44,201
    North American Energy Partners, Inc.(656844107)......     6,310      15,901
    North West Co., Inc. (The)...........................    97,792   2,284,422
    Northern Blizzard Resources, Inc.....................   121,000     403,133
#   Northland Power, Inc.................................   180,733   3,395,535
#*  Novagold Resources, Inc..............................    99,490     691,892
*   NuVista Energy, Ltd..................................   901,179   4,369,060
    OceanaGold Corp...................................... 1,967,102   7,111,187

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
CANADA -- (Continued)
    Onex Corp............................................    74,587 $ 4,630,089
    Open Text Corp.......................................    95,000   5,788,841
*   Orbite Technologies, Inc.............................   142,000      45,678
    Osisko Gold Royalties, Ltd...........................   219,589   2,916,303
*   Ovivo, Inc. Class A..................................    12,023      36,650
*   Painted Pony Petroleum, Ltd..........................   347,979   2,300,049
    Pan American Silver Corp.(697900108).................   324,536   6,328,452
    Pan American Silver Corp.(2669272)...................   266,403   5,198,910
#*  Paramount Resources, Ltd. Class A....................   116,993   1,102,142
*   Parex Resources, Inc.................................   362,914   3,518,930
#   Parkland Fuel Corp...................................   161,111   2,859,068
    Pason Systems, Inc...................................   138,833   1,859,755
    Pembina Pipeline Corp.(B4PPQG5)......................    17,562     511,581
    Pembina Pipeline Corp.(B4PT2P8)......................    83,528   2,436,141
#   Pengrowth Energy Corp................................ 3,418,748   5,105,931
    Penn West Petroleum, Ltd.(707887105).................   156,120     198,272
#   Penn West Petroleum, Ltd.(B63FY34)................... 1,373,482   1,735,722
#*  Performance Sports Group, Ltd........................    32,794     108,757
*   Perpetual Energy, Inc................................    36,559      54,601
#   Peyto Exploration & Development Corp.................   179,448   5,099,002
#   PHX Energy Services Corp.............................    88,342     187,422
*   Pine Cliff Energy, Ltd...............................    14,000       9,329
#   Pizza Pizza Royalty Corp.............................    61,423     709,424
*   Platinum Group Metals, Ltd...........................    27,863      91,337
*   Points International, Ltd............................     6,420      59,497
*   Polaris Materials Corp...............................     7,200       7,665
    Potash Corp. of Saskatchewan, Inc.(73755L107)........   503,170   7,849,452
    Potash Corp. of Saskatchewan, Inc.(2696980)..........    74,800   1,165,841
    PrairieSky Royalty, Ltd..............................    24,105     469,121
    Precision Drilling Corp.(74022D308)..................   455,094   1,943,251
#   Precision Drilling Corp.(B5YPLH9).................... 1,014,251   4,326,870
    Premium Brands Holdings Corp.........................    46,189   1,992,744
#*  Pretium Resources, Inc...............................   455,204   5,407,432
*   Primero Mining Corp.(74164W106)......................    81,988     187,753
#*  Primero Mining Corp.(B4Z8FV2)........................   550,381   1,251,967
#   Pulse Seismic, Inc...................................   120,926     220,430
*   QLT, Inc.............................................    59,679      82,275
    Quebecor, Inc. Class B...............................   116,100   3,576,412
*   Questerre Energy Corp. Class A.......................    81,025      12,101
*   Raging River Exploration, Inc........................   312,704   2,478,832
#*  Redknee Solutions, Inc...............................   110,973     140,241
    Reitmans Canada, Ltd. Class A........................   163,108     549,669
    Restaurant Brands International, Inc.................    25,400   1,136,498
    Richelieu Hardware, Ltd..............................    75,705   1,579,446
*   Richmont Mines, Inc..................................   162,101   1,803,950
    Ritchie Bros Auctioneers, Inc.(767744105)............    28,729     953,803
    Ritchie Bros Auctioneers, Inc.(2345390)..............    60,100   1,993,130
#*  RMP Energy, Inc......................................   539,325     470,900
#   Rocky Mountain Dealerships, Inc......................    45,423     250,137
    Rogers Communications, Inc. Class B(775109200).......    34,327   1,516,224
    Rogers Communications, Inc. Class B(2169051).........    36,400   1,607,772
#   Rogers Sugar, Inc....................................   318,026   1,512,612
    Royal Bank of Canada(780087102)......................   699,021  42,612,320

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
CANADA -- (Continued)
    Royal Bank of Canada(2754383)........................   304,065 $18,535,238
*   Royal Nickel Corp....................................   167,000      53,081
    Russel Metals, Inc...................................   240,460   4,346,384
*   Sabina Gold & Silver Corp............................   284,498     272,372
#*  Sandstorm Gold, Ltd..................................   520,617   2,954,675
    Sandvine Corp........................................   417,187   1,041,649
    Saputo, Inc..........................................   147,484   4,431,354
*   Savanna Energy Services Corp.........................   554,975     641,835
*   Sears Canada, Inc....................................    15,055      40,357
#   Secure Energy Services, Inc..........................   423,301   2,545,026
*   SEMAFO, Inc.......................................... 1,214,898   6,541,365
*   Seven Generations Energy, Ltd. Class A...............   108,200   2,270,654
    Shaw Communications, Inc. Class B(82028K200).........   257,261   5,217,253
    Shaw Communications, Inc. Class B(2801836)...........    75,902   1,539,375
    ShawCor, Ltd.........................................   124,989   2,850,819
#   Sherritt International Corp.......................... 1,824,664   1,201,862
#   Sienna Senior Living, Inc............................   100,173   1,341,880
#*  Sierra Wireless, Inc.(826516106).....................    38,396     682,297
*   Sierra Wireless, Inc.(2418968).......................    49,826     885,355
*   Silver Standard Resources, Inc.(82823L106)...........    56,373     785,840
#*  Silver Standard Resources, Inc.(2218458).............   367,333   5,126,038
#   Silver Wheaton Corp.(828336107)......................   103,338   2,880,030
    Silver Wheaton Corp.(B058ZX6)........................   213,188   5,951,597
    SNC-Lavalin Group, Inc...............................   342,254  14,744,983
*   Solium Capital, Inc..................................    16,806      80,963
#*  Southern Pacific Resource Corp.......................   665,787          67
#*  Spartan Energy Corp..................................   924,326   2,322,054
#*  Sprott Resource Corp.................................    29,662      12,495
#   Sprott, Inc..........................................   498,914     943,835
    Stantec, Inc.(85472N109).............................    38,572     982,043
#   Stantec, Inc.(2854238)...............................   112,330   2,858,902
    Stella-Jones, Inc....................................    45,082   1,607,297
*   Stornoway Diamond Corp...............................   609,368     522,722
    Strad Energy Services, Ltd...........................     1,000       1,195
*   Street Capital Group, Inc............................    32,800      35,924
    Stuart Olson, Inc....................................    74,301     372,174
#   Student Transportation, Inc..........................   265,606   1,397,552
    Sun Life Financial, Inc.(866796105)..................    64,204   2,117,448
    Sun Life Financial, Inc.(2566124)....................   303,126   9,987,731
#   Suncor Energy, Inc.(867224107).......................   943,581  25,391,765
    Suncor Energy, Inc.(B3NB1P2).........................   930,868  25,053,205
#*  SunOpta, Inc.(8676EP108).............................   108,217     611,426
#*  SunOpta, Inc.(2817510)...............................    73,287     411,999
#   Superior Plus Corp...................................   417,489   3,648,412
#   Surge Energy, Inc.................................... 1,072,904   1,906,435
    Tahoe Resources, Inc.(873868103).....................   364,167   5,666,438
    Tahoe Resources, Inc.(B5B9KV1).......................   260,699   4,047,310
*   Taseko Mines, Ltd....................................   404,489     223,055
    Teck Resources, Ltd. Class B(878742204)..............   600,481   9,565,662
    Teck Resources, Ltd. Class B(2879327)................   209,473   3,338,669
    TELUS Corp...........................................    87,440   2,925,940
#*  Tembec, Inc..........................................   128,010     100,984
#*  Teranga Gold Corp.(B5TDK82).......................... 1,569,724   1,322,480

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
CANADA -- (Continued)
#*  Teranga Gold Corp.(B4L8QT1)..........................    41,624 $    35,270
#*  Theratechnologies, Inc...............................    35,700      72,732
#*  Thompson Creek Metals Co., Inc....................... 1,289,632     721,044
    Thomson Reuters Corp.................................   154,878   6,525,362
#*  Timmins Gold Corp.................................... 1,707,071     875,991
    TMX Group, Ltd.......................................    46,502   2,074,631
    TORC Oil & Gas, Ltd..................................   598,824   3,238,002
*   Torex Gold Resources, Inc............................    12,580     260,917
    Toromont Industries, Ltd.............................   139,795   4,197,116
    Toronto-Dominion Bank (The)(891160509)...............   140,552   6,123,851
    Toronto-Dominion Bank (The)(2897222).................   680,144  29,635,348
    Torstar Corp. Class B................................   361,870     418,507
    Total Energy Services, Inc...........................   106,247   1,041,597
*   Tourmaline Oil Corp..................................   426,907  10,937,111
    TransAlta Corp.(89346D107)...........................   421,210   2,013,384
    TransAlta Corp.(2901628).............................   516,354   2,463,819
#   TransAlta Renewables, Inc............................   143,657   1,550,283
    TransCanada Corp.(89353D107).........................    93,059   4,313,285
    TransCanada Corp.(2665184)...........................   224,870  10,426,707
    Transcontinental, Inc. Class A.......................   240,376   3,463,005
    TransForce, Inc......................................   362,006   7,095,112
    TransGlobe Energy Corp.(893662106)...................    30,106      49,073
    TransGlobe Energy Corp.(2470548).....................   334,147     542,559
*   Trevali Mining Corp..................................   268,241     178,738
*   Trican Well Service, Ltd.............................   585,830     883,916
#*  Trilogy Energy Corp..................................   212,988     918,410
    Trinidad Drilling, Ltd............................... 1,332,919   2,358,245
*   Turquoise Hill Resources, Ltd.(900435108)............   263,904     939,498
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)..............   699,934   2,492,776
*   TVA Group, Inc. Class B..............................     4,447      14,305
    Uni-Select, Inc......................................    73,522   1,793,494
#*  Valeant Pharmaceuticals International,
      Inc.(91911K102)....................................    30,672     683,986
*   Valeant Pharmaceuticals International,
      Inc.(B3XSX46)......................................    41,511     924,551
    Valener, Inc.........................................    92,114   1,591,615
#   Veresen, Inc.........................................   732,185   6,196,641
    Vermilion Energy, Inc.(923725105)....................    74,042   2,467,079
#   Vermilion Energy, Inc.(B607XS1)......................    42,561   1,417,994
    Wajax Corp...........................................    72,058     778,722
*   Waste Connections, Inc.(94106B101)...................    38,820   2,891,312
    Waste Connections, Inc.(BYQFRK5).....................    74,952   5,584,447
#*  Wesdome Gold Mines, Ltd..............................   226,951     337,215
    West Fraser Timber Co., Ltd..........................   145,629   5,003,574
    Western Energy Services Corp.........................   420,557   1,014,632
    Western Forest Products, Inc......................... 1,519,393   2,490,331
    WestJet Airlines, Ltd................................    37,767     665,294
#   Westshore Terminals Investment Corp..................   156,766   2,283,682
    Whistler Blackcomb Holdings, Inc.....................   102,240   1,962,344
    Whitecap Resources, Inc..............................   876,264   6,503,274
    Wi-LAN, Inc..........................................   480,572     876,009
#   Winpak, Ltd..........................................    40,287   1,374,630
    WSP Global, Inc......................................   193,882   5,812,079
*   Xtreme Drilling Corp.................................   285,058     526,167
    Yamana Gold, Inc.(98462Y100).........................   135,431     773,311

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES      VALUE++
                                                       --------- --------------
CANADA -- (Continued)
    Yamana Gold, Inc.(2219279)........................ 2,404,590 $   13,757,352
*   Yellow Pages, Ltd.................................    57,931        837,252
    ZCL Composites, Inc...............................    24,396        167,791
                                                                 --------------
TOTAL CANADA..........................................            1,486,760,691
                                                                 --------------
CHINA -- (0.0%)
    Aupu Group Holding Co., Ltd....................... 1,524,000        503,401
    Chu Kong Shipping Enterprise Group Co., Ltd....... 1,302,000        349,859
*   Hanfeng Evergreen, Inc............................    42,625             43
*   Taung Gold International, Ltd..................... 3,200,000         41,318
                                                                 --------------
TOTAL CHINA...........................................                  894,621
                                                                 --------------
DENMARK -- (1.9%)
    ALK-Abello A.S....................................    15,322      2,189,066
    Alm Brand A.S.....................................   353,496      2,394,128
#   Ambu A.S. Class B.................................    56,812      2,415,199
    AP Moeller - Maersk A.S. Class A..................     2,225      2,909,154
    AP Moeller - Maersk A.S. Class B..................     4,369      5,935,323
#*  Bang & Olufsen A.S................................   135,053      1,482,516
#*  Bavarian Nordic A.S...............................    60,594      2,311,060
    Brodrene Hartmann A.S.............................     2,587        112,418
    Carlsberg A.S. Class B............................    90,974      9,034,910
    Chr Hansen Holding A.S............................   206,213     12,968,956
    Coloplast A.S. Class B............................    39,319      3,081,230
#*  D/S Norden A.S....................................   120,504      1,803,803
    Danske Bank A.S...................................   292,702      7,960,058
    DFDS A.S..........................................   131,619      6,015,841
    Djurslands Bank A.S...............................     1,040         31,648
    DSV A.S...........................................   505,749     22,520,242
#   FLSmidth & Co. A.S................................   194,442      7,818,593
    Fluegger A.S. Class B.............................       350         19,000
*   Genmab A.S........................................    72,855     13,209,254
    GN Store Nord A.S.................................   415,344      7,844,749
    Gronlandsbanken A.S...............................        33          2,887
#*  H Lundbeck A.S....................................   124,914      5,077,702
*   H+H International A.S. Class B....................    55,298        598,801
    Harboes Bryggeri A.S. Class B.....................     2,462         53,631
    IC Group A.S......................................    28,486        717,036
    ISS A.S...........................................   253,548      9,779,700
*   Jeudan A.S........................................     2,094        229,271
    Jyske Bank A.S....................................   172,724      7,182,116
    Matas A.S.........................................    29,251        516,389
    NKT Holding A.S...................................    95,026      4,905,918
#   Nordjyske Bank A.S................................     6,010         83,070
#   Novo Nordisk A.S. Class B.........................   600,030     34,121,475
    Novo Nordisk A.S. Sponsored ADR...................   595,283     33,913,273
    Novozymes A.S. Class B............................   282,857     13,882,424
    Pandora A.S.......................................   170,740     22,239,072
*   Parken Sport & Entertainment A.S..................     5,510         53,796
    Per Aarsleff Holding A.S..........................    53,080      1,245,055
    Ringkjoebing Landbobank A.S.......................     8,712      1,807,423
    Rockwool International A.S. Class A...............        55         10,376

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
DENMARK -- (Continued)
    Rockwool International A.S. Class B.................    26,430 $  5,004,152
    Royal Unibrew A.S...................................   115,935    5,332,526
    RTX A.S.............................................    32,648      606,116
*   Santa Fe Group A.S..................................    76,765      698,682
    Schouw & Co.........................................    61,281    3,556,103
    SimCorp A.S.........................................   119,132    6,169,267
    Solar A.S. Class B..................................    17,699      905,407
    Spar Nord Bank A.S..................................   111,882      925,245
    Sydbank A.S.........................................   249,471    6,699,308
    TDC A.S............................................. 1,905,561   10,032,664
*   Tivoli A.S..........................................       900       62,513
#*  TK Development A.S..................................   332,658      377,446
*   Topdanmark A.S......................................   264,350    6,554,857
    Tryg A.S............................................   238,781    4,451,177
    United International Enterprises....................     2,806      534,953
    Vestas Wind Systems A.S.............................   303,349   21,207,376
*   Vestjysk Bank A.S...................................    23,224       27,247
*   William Demant Holding A.S..........................   306,015    6,248,887
#*  Zealand Pharma A.S..................................    25,450      496,109
                                                                   ------------
TOTAL DENMARK...........................................            328,366,598
                                                                   ------------
FINLAND -- (1.7%)
    Ahlstrom Oyj........................................    23,261      208,141
    Alandsbanken Abp Class B............................     1,250       19,228
    Alma Media Oyj......................................    25,653      121,243
    Amer Sports Oyj.....................................   372,513   10,575,772
    Apetit Oyj..........................................     1,800       26,565
    Aspo Oyj............................................     9,835       75,001
    Atria Oyj...........................................    30,289      303,044
*   BasWare Oyj.........................................     6,855      285,335
#   Bittium Oyj.........................................    24,822      159,669
    Cargotec Oyj Class B................................   129,655    5,814,811
    Caverion Corp.......................................   185,594    1,224,746
    Citycon Oyj.........................................   933,028    2,334,096
#   Comptel Oyj.........................................   152,445      400,397
    Cramo Oyj...........................................    96,208    2,272,570
    Digia Oyj...........................................    10,944       41,922
    Elisa Oyj...........................................   251,858    9,137,539
    F-Secure Oyj........................................   154,791      500,470
*   Finnair Oyj.........................................   275,357    1,443,274
#   Fiskars Oyj Abp.....................................    64,315    1,303,997
    Fortum Oyj..........................................   789,181   13,109,915
    HKScan Oyj Class A..................................   154,963      549,208
    Huhtamaki Oyj.......................................   336,825   14,799,850
    Ilkka-Yhtyma Oyj....................................    29,672       71,992
    Kemira Oyj..........................................   371,993    4,892,647
    Kesko Oyj Class A...................................     5,184      212,965
    Kesko Oyj Class B...................................   220,147    9,815,073
#   Kone Oyj Class B....................................   181,078    9,175,028
#   Konecranes Oyj......................................   143,246    4,318,110
    Lassila & Tikanoja Oyj..............................   107,354    2,147,180
    Lemminkainen Oyj....................................    23,812      377,983
    Metsa Board Oyj.....................................   660,036    3,858,480

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
FINLAND -- (Continued)
    Metso Oyj...........................................   491,297 $ 13,632,969
    Metso Oyj Sponsored ADR.............................    40,984      281,765
    Munksjo Oyj.........................................    11,852      140,132
    Neste Oyj...........................................   398,491   15,122,530
    Nokia Oyj(5946455).................................. 1,186,596    6,817,697
    Nokia Oyj(5902941).................................. 3,284,212   18,948,249
#   Nokia Oyj Sponsored ADR.............................   749,607    4,325,232
    Nokian Renkaat Oyj..................................   377,274   14,025,135
    Olvi Oyj Class A....................................    17,455      508,749
    Oriola-KD Oyj Class A...............................     1,000        4,718
    Oriola-KD Oyj Class B...............................   288,341    1,354,393
    Orion Oyj Class A...................................    33,875    1,373,312
    Orion Oyj Class B...................................   164,975    6,758,635
#*  Outokumpu Oyj.......................................   930,335    5,355,624
#*  Outotec Oyj.........................................   551,654    2,670,136
#   PKC Group Oyj.......................................    58,749    1,086,647
#   Ponsse Oy...........................................    48,669    1,442,012
*   Poyry Oyj...........................................    26,849      103,036
*   QT Group Oyj........................................    10,944       61,544
    Raisio Oyj Class V..................................   410,502    1,890,362
    Ramirent Oyj........................................   284,974    2,415,629
    Rapala VMC Oyj......................................    14,912       72,532
    Revenio Group Oyj...................................     2,718       77,454
    Saga Furs Oyj.......................................       278        4,448
    Sampo Oyj Class A...................................   346,939   14,371,476
    Sanoma Oyj..........................................   431,338    3,463,078
    Sponda Oyj..........................................   417,307    1,914,034
*   Stockmann Oyj Abp Class A...........................     8,998       59,979
#*  Stockmann Oyj Abp Class B...........................   103,457      691,505
    Stora Enso Oyj Class R.............................. 1,913,507   17,383,219
    Stora Enso Oyj Sponsored ADR........................   102,498      924,532
*   Talvivaara Mining Co. P.L.C.........................   676,382        4,310
    Technopolis Oyj.....................................   235,535    1,013,794
    Teleste Oyj.........................................    17,088      166,045
    Tieto Oyj...........................................   254,255    7,320,951
    Tikkurila Oyj.......................................    84,564    1,626,900
    UPM-Kymmene Oyj..................................... 1,573,268   32,444,702
    UPM-Kymmene Oyj Sponsored ADR.......................    76,179    1,569,897
    Uponor Oyj..........................................   119,745    2,226,357
    Vaisala Oyj Class A.................................     9,309      337,264
    Valmet Oyj..........................................   250,029    3,266,670
    Wartsila Oyj Abp....................................   311,496   13,522,319
    YIT Oyj.............................................   389,612    2,645,206
                                                                   ------------
TOTAL FINLAND...........................................            303,001,429
                                                                   ------------
FRANCE -- (6.3%)
    ABC Arbitrage.......................................    73,115      496,431
    Accor SA............................................   303,921   12,723,403
    Actia Group.........................................    31,411      203,815
    Aeroports de Paris..................................    19,931    2,120,011
#*  Air France-KLM......................................   298,142    1,729,347
    Air Liquide SA......................................    68,495    7,302,326
    Airbus Group SE.....................................   140,258    8,274,248

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
FRANCE -- (Continued)
    Akka Technologies....................................    18,468 $   632,998
    Albioma SA...........................................    66,591   1,147,503
*   Alstom SA............................................   151,534   3,731,452
    Altamir..............................................    28,589     326,131
    Alten SA.............................................    80,531   5,585,833
    Altran Technologies SA...............................   327,942   4,761,272
    April SA.............................................    24,454     309,410
#*  Archos...............................................    86,942     154,516
    Arkema SA............................................   226,831  19,374,575
    Assystem.............................................    27,009     742,625
    Atos SE..............................................   224,779  22,034,094
    Aubay................................................    15,464     399,037
    AXA SA...............................................   761,074  15,489,645
    AXA SA Sponsored ADR.................................   404,668   8,214,760
    Axway Software SA....................................    15,203     416,238
#   Beneteau SA..........................................    50,383     505,793
    BioMerieux...........................................    30,604   4,231,084
    BNP Paribas SA.......................................   480,890  23,854,202
    Boiron SA............................................    14,943   1,384,866
    Bollore SA........................................... 1,582,642   5,730,230
    Bonduelle SCA........................................    47,024   1,214,578
#   Bourbon Corp.........................................    14,986     177,185
    Bouygues SA..........................................   333,848   9,889,539
    Bureau Veritas SA....................................   225,236   4,895,030
    Burelle SA...........................................       125     116,810
    Capgemini SA.........................................   194,858  18,730,445
    Carrefour SA.........................................   534,729  13,396,517
#   Casino Guichard Perrachon SA.........................   220,078  11,927,918
    Catering International Services......................     1,341      20,035
*   Cegedim SA...........................................     6,183     180,598
    Cegid Group SA.......................................    20,183   1,382,112
#*  CGG SA...............................................    23,265     556,100
#   CGG SA Sponsored ADR.................................     3,774      90,010
    Chargeurs SA.........................................    99,973   1,289,533
    Christian Dior SE....................................    21,137   3,822,916
    Cie de Saint-Gobain..................................   768,958  32,643,972
    Cie des Alpes........................................    13,085     259,549
    Cie Generale des Etablissements Michelin.............   314,958  32,191,158
    CNP Assurances.......................................   224,229   3,425,845
*   Coface SA............................................    28,350     144,354
    Credit Agricole SA...................................   739,191   6,547,982
    Danone SA............................................   160,219  12,287,785
    Danone SA Sponsored ADR..............................    35,465     541,905
    Dassault Systemes....................................    34,036   2,811,306
    Dassault Systemes Sponsored ADR......................    10,986     904,697
    Derichebourg SA......................................   341,480   1,112,064
    Devoteam SA..........................................    13,915     702,899
    Edenred..............................................   388,923   8,823,049
    Eiffage SA...........................................   162,801  12,517,000
    Electricite de France SA.............................   347,575   4,549,471
    Electricite de Strasbourg SA.........................       606      60,854
    Elior Group..........................................   143,018   3,121,890
    Elis SA..............................................     5,710     103,120

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
FRANCE -- (Continued)
    Engie SA............................................. 2,052,295 $33,779,874
#*  Eramet...............................................    17,293     607,606
    Essilor International SA.............................   112,316  14,386,270
*   Esso SA Francaise....................................     6,818     295,890
#*  Etablissements Maurel et Prom........................   543,941   1,741,841
    Euler Hermes Group...................................    29,543   2,443,343
    Eurofins Scientific SE...............................    13,901   5,214,755
    Euronext NV..........................................    69,404   2,966,024
    Eutelsat Communications SA...........................   360,140   7,162,044
    Exel Industries Class A..............................     2,755     232,365
    Faiveley Transport SA................................    11,438   1,183,253
    Faurecia.............................................   272,163  10,734,311
    Fimalac..............................................       108      11,907
    Fleury Michon SA.....................................     2,837     187,220
*   Futuren SA...........................................   159,757     125,178
    Gaumont SA...........................................       768      41,974
    Gaztransport Et Technigaz SA.........................    22,207     635,259
    GEA..................................................        98       8,992
    GL Events............................................    31,779     600,975
    Groupe Crit..........................................    15,379   1,031,677
    Groupe Eurotunnel SE.................................   829,659   8,622,416
*   Groupe Flo...........................................    10,366       9,967
*   Groupe Fnac SA.......................................    22,339   1,375,820
#   Groupe Gorge.........................................    12,636     304,727
    Groupe Open..........................................     4,769     101,230
    Guerbet..............................................    19,593   1,319,228
    Haulotte Group SA....................................    37,396     582,435
    Havas SA.............................................   179,876   1,514,637
    Herige SADCS.........................................       811      21,006
#   Hermes International.................................     6,014   2,588,222
*   Hipay Group SA.......................................     7,567      99,019
*   ID Logistics Group...................................     1,832     258,927
    Iliad SA.............................................    12,885   2,504,162
    Imerys SA............................................    70,155   4,979,875
    Ingenico Group SA....................................    57,341   6,286,434
    Interparfums SA......................................    18,140     476,593
    Ipsen SA.............................................    55,079   3,593,679
    IPSOS................................................   151,644   4,994,363
    Jacquet Metal Service................................    52,279     803,627
    JCDecaux SA..........................................    78,171   2,671,864
    Kering...............................................    72,223  13,725,864
    Korian SA............................................    93,263   3,303,586
    L'Oreal SA...........................................    40,803   7,752,749
    Lagardere SCA........................................   380,135   9,711,019
    Laurent-Perrier......................................     2,478     196,691
    Le Noble Age.........................................    15,176     522,025
    Lectra...............................................    41,076     680,617
    Legrand SA...........................................   123,093   6,791,959
    Linedata Services....................................     3,250     146,628
    LISI.................................................    48,463   1,316,829
    LVMH Moet Hennessy Louis Vuitton SE..................    90,890  15,564,213
    Maisons France Confort SA............................     3,427     168,842
    Manitou BF SA........................................    21,070     342,659

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
FRANCE -- (Continued)
    Manutan International................................     2,179 $   133,150
    Mersen...............................................    37,002     608,549
#*  METabolic EXplorer SA................................    71,826     147,823
    Metropole Television SA..............................   102,471   1,864,376
    MGI Coutier..........................................    39,484     913,919
    Mr Bricolage.........................................     8,989     128,047
    Natixis SA...........................................   896,532   3,696,874
*   Naturex..............................................    17,822   1,494,694
    Neopost SA...........................................   108,904   3,024,015
*   Nexans SA............................................   127,563   6,437,665
    Nexity SA............................................   101,901   5,420,586
#*  Nicox................................................    29,469     316,876
*   NRJ Group............................................    61,506     647,803
#   Oeneo SA.............................................    32,254     298,982
#*  Onxeo SA(BPFJVR0)....................................    12,362      43,090
#*  Onxeo SA(B04P0G6)....................................    58,216     201,850
    Orange SA............................................ 2,047,696  31,426,076
    Orange SA Sponsored ADR..............................   206,198   3,169,263
    Orpea................................................    68,548   6,057,919
#*  Parrot SA............................................    24,069     374,203
    Pernod Ricard SA.....................................    79,048   9,032,112
*   Peugeot SA........................................... 1,116,164  16,858,445
#*  Pierre & Vacances SA.................................    17,119     812,349
    Plastic Omnium SA....................................   170,671   5,414,474
    Plastivaloire........................................     3,872     450,306
    PSB Industries SA....................................       793      39,459
    Publicis Groupe SA...................................   117,481   8,748,268
#   Publicis Groupe SA ADR...............................    97,524   1,811,996
#   Rallye SA............................................   102,788   1,786,709
#*  Recylex SA...........................................    20,977      49,492
#   Remy Cointreau SA....................................     7,961     696,299
    Renault SA...........................................   221,325  19,351,354
#   Rexel SA.............................................   986,693  14,673,928
    Robertet SA..........................................       752     242,488
    Rothschild & Co......................................     2,223      55,434
    Rubis SCA............................................    76,598   6,181,983
    Safran SA............................................   123,574   8,400,090
    Samse SA.............................................       546      77,828
    Sanofi...............................................   256,820  21,874,202
    Sanofi ADR...........................................   499,567  21,296,541
    Sartorius Stedim Biotech.............................    38,100   2,706,135
    Savencia SA..........................................     8,713     566,840
    Schneider Electric SE(B11BPS1).......................    19,869   1,300,701
    Schneider Electric SE(4834108).......................   263,206  17,172,396
    SCOR SE..............................................   400,953  11,713,302
    SEB SA...............................................    69,717   9,283,310
    Seche Environnement SA...............................     3,292     115,195
#*  Sequana SA...........................................   217,310     424,786
    SES SA...............................................   236,522   5,182,954
    SFR Group SA.........................................    46,196   1,092,245
    Societe BIC SA.......................................    25,758   3,807,024
*   Societe des Bains de Mer et du Cercle des Etrangers
      a Monaco...........................................     1,930      66,085
    Societe Generale SA..................................   484,646  16,523,385

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
FRANCE -- (Continued)
#*  Societe Internationale de Plantations d'Heveas SA....     2,402 $    86,987
    Societe Marseillaise du Tunnel Prado-Carenage SA.....     7,833     272,938
*   Sodexo...............................................     8,908   1,043,221
    Sodexo SA............................................    40,119   4,699,171
    Sodexo SA Sponsored ADR..............................    19,000     445,550
#*  SOITEC...............................................   860,843     703,262
#*  Solocal Group........................................    70,703     268,964
    Somfy SA.............................................     1,287     485,894
    Sopra Steria Group...................................    39,937   4,690,431
    SPIE SA..............................................     1,714      32,582
*   Stallergenes Greer P.L.C.............................     1,425      39,820
*   Ste Industrielle d'Aviation Latecoere SA.............   214,774     787,243
    Stef SA..............................................    12,564     983,208
    STMicroelectronics NV(5962332)....................... 1,186,961   8,679,512
    STMicroelectronics NV(2430025).......................   348,213   2,548,919
#*  Store Electronic.....................................        16         405
    Suez.................................................   334,295   5,425,391
    Sword Group..........................................    15,807     421,364
    Synergie SA..........................................    16,905     561,319
    Tarkett SA...........................................    16,651     536,645
    Technicolor SA.......................................   577,817   3,631,109
    Technicolor SA Sponsored ADR.........................     4,360      27,599
    Technip SA...........................................   313,866  17,597,669
    Technip SA ADR.......................................   101,667   1,411,138
    Teleperformance......................................   204,303  19,009,042
    Television Francaise 1...............................   300,168   2,902,610
    Tessi SA.............................................     1,997     299,826
    Thales SA............................................    77,008   7,013,859
#   Thermador Groupe.....................................     1,455     134,512
    Total Gabon..........................................       203      29,484
    Total SA............................................. 1,954,493  93,999,044
    Total SA Sponsored ADR...............................   585,189  28,147,608
*   Touax SA.............................................       837       9,309
#*  Transgene SA.........................................     1,596       4,714
    Trigano SA...........................................    20,912   1,238,868
*   Ubisoft Entertainment SA.............................   363,647  14,925,495
    Union Financiere de France BQE SA....................     1,141      29,215
    Valeo SA.............................................   342,225  17,556,531
#*  Vallourec SA.........................................   933,531   3,402,381
#*  Valneva SE...........................................   125,203     329,103
    Veolia Environnement SA..............................   345,913   7,666,443
    Veolia Environnement SA ADR..........................    45,884   1,012,201
    Vicat SA.............................................    28,670   1,712,339
    VIEL & Cie SA........................................    50,850     212,708
#   Vilmorin & Cie SA....................................    12,110     802,412
    Vinci SA.............................................   264,448  20,099,420
*   Virbac SA............................................     6,482   1,276,820
    Vivendi SA...........................................   928,528  18,232,299
    Vranken-Pommery Monopole SA..........................     3,897      94,529
*   Worldline SA.........................................    40,365   1,207,840

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES      VALUE++
                                                       --------- --------------
FRANCE -- (Continued)
    Zodiac Aerospace..................................   227,337 $    5,119,026
                                                                 --------------
TOTAL FRANCE..........................................            1,105,098,595
                                                                 --------------
GERMANY -- (6.5%)
    Aareal Bank AG....................................   268,518      8,822,508
    Adidas AG.........................................   191,209     31,410,250
    Adler Modemaerkte AG..............................    37,386        323,076
#*  ADLER Real Estate AG..............................    33,237        498,522
*   ADVA Optical Networking SE........................   134,692      1,206,838
#*  AIXTRON SE........................................   158,942        997,865
    All for One Steeb AG..............................       135          8,723
    Allgeier SE.......................................     1,954         35,666
    Allianz SE........................................   145,801     20,891,051
    Allianz SE Sponsored ADR..........................   829,638     11,847,231
    Amadeus Fire AG...................................    10,090        769,331
*   AS Creation Tapeten...............................       906         31,173
    Atoss Software AG.................................       290         20,596
    Aurubis AG........................................   125,636      6,528,277
    Axel Springer SE..................................   131,601      7,212,722
    BASF SE...........................................   707,050     55,539,892
    BASF SE Sponsored ADR.............................    56,196      4,406,890
    Basler AG.........................................       276         15,303
    Bauer AG..........................................    32,336        446,920
    Bayer AG..........................................   178,636     19,202,985
#   Bayer AG Sponsored ADR............................    10,327      1,112,063
    Bayerische Motoren Werke AG.......................   446,398     38,463,470
#   BayWa AG..........................................    43,869      1,387,958
    Bechtle AG........................................    34,839      4,032,341
    Beiersdorf AG.....................................    35,671      3,351,286
    Bertrandt AG......................................    13,816      1,510,924
    Bijou Brigitte AG.................................     8,194        527,968
*   Bilfinger SE......................................   111,300      3,388,646
    Biotest AG........................................    13,854        256,636
    Borussia Dortmund GmbH & Co. KGaA.................   358,593      1,583,574
    BRAAS Monier Building Group SA....................     2,611         63,218
    Brenntag AG.......................................   151,874      7,544,496
    CANCOM SE.........................................    31,657      1,637,561
    Carl Zeiss Meditec AG.............................    51,380      1,918,839
    CENIT AG..........................................    22,785        509,436
    CENTROTEC Sustainable AG..........................    35,412        558,801
    Cewe Stiftung & Co. KGAA..........................    23,456      1,854,857
#   Clere AG..........................................     5,234        160,039
    Comdirect Bank AG.................................    80,301        832,715
    Commerzbank AG....................................   949,367      6,266,643
    CompuGroup Medical SE.............................    57,199      2,472,388
*   Constantin Medien AG..............................    61,246        173,825
    Continental AG....................................    66,035     13,848,684
    CropEnergies AG...................................    69,622        401,998
    CTS Eventim AG & Co. KGaA.........................    76,848      2,675,234
    Daimler AG........................................ 1,081,794     73,544,762
    Data Modul AG.....................................     2,305        116,978
*   DEAG Deutsche Entertainment AG....................     1,086          3,349
#   Delticom AG.......................................     8,371        143,767

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
GERMANY -- (Continued)
#*  Deutsche Bank AG(D18190898)..........................   271,302 $ 3,646,299
*   Deutsche Bank AG(5750355)............................   280,029   3,765,917
    Deutsche Beteiligungs AG.............................    26,011     823,845
    Deutsche Boerse AG...................................    87,885   7,378,943
    Deutsche EuroShop AG.................................    93,984   4,457,687
#   Deutsche Lufthansa AG................................   893,596  10,621,884
    Deutsche Post AG.....................................   671,791  20,048,969
    Deutsche Telekom AG.................................. 2,550,534  43,391,137
#   Deutsche Telekom AG Sponsored ADR....................   512,237   8,674,734
    Deutsche Wohnen AG...................................   375,369  14,053,396
    Deutz AG.............................................   412,134   1,899,990
*   Dialog Semiconductor P.L.C...........................   197,941   6,490,792
    DIC Asset AG.........................................   108,122   1,053,481
    DMG Mori AG..........................................   101,441   4,842,236
    Dr Hoenle AG.........................................    11,587     320,677
    Draegerwerk AG & Co. KGaA............................     5,676     323,709
#   Drillisch AG.........................................    74,609   2,963,868
    Duerr AG.............................................    78,385   6,760,889
    E.ON SE.............................................. 4,488,123  48,134,526
    E.ON SE Sponsored ADR................................   185,817   1,998,462
    Eckert & Ziegler AG..................................     8,048     190,679
    Elmos Semiconductor AG...............................    39,209     489,005
#   ElringKlinger AG.....................................   115,361   2,103,948
#*  Euromicron AG........................................    12,778     120,733
*   Evotec AG............................................   150,502     688,638
    Fielmann AG..........................................    33,418   2,581,450
*   First Sensor AG......................................     8,351     103,027
    Francotyp-Postalia Holding AG Class A................     7,041      29,916
    Fraport AG Frankfurt Airport Services Worldwide......   102,793   5,621,852
    Freenet AG...........................................   299,957   8,375,656
    Fresenius Medical Care AG & Co. KGaA.................   168,664  15,405,336
#   Fresenius Medical Care AG & Co. KGaA ADR.............    51,339   2,343,625
    Fresenius SE & Co. KGaA..............................   594,150  44,381,674
    Fuchs Petrolub SE....................................    37,442   1,440,462
    GEA Group AG.........................................   165,687   8,846,693
    Gerresheimer AG......................................   134,141  11,516,490
#   Gerry Weber International AG.........................    33,916     413,229
    Gesco AG.............................................     5,484     427,899
    GFK SE...............................................    34,901   1,338,219
    GFT Technologies SE..................................    35,183     806,637
    Grammer AG...........................................    51,206   2,462,818
    GRENKE AG............................................     8,258   1,616,325
*   H&R AG...............................................    45,998     771,476
    Hamburger Hafen und Logistik AG......................    98,085   1,567,221
    Hannover Rueck SE....................................    82,836   8,472,831
    HeidelbergCement AG..................................   133,484  11,307,537
#*  Heidelberger Druckmaschinen AG....................... 1,254,792   3,610,323
    Hella KGaA Hueck & Co................................    61,157   2,232,330
    Henkel AG & Co. KGaA.................................    25,091   2,723,691
    Highlight Communications AG..........................    35,442     212,433
    Hochtief AG..........................................    70,173   9,202,466
*   HolidayCheck Group AG................................    22,029      56,597
    Hornbach Baumarkt AG.................................    13,308     378,002

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE++
                                                          ------- -----------
GERMANY -- (Continued)
    Hugo Boss AG.........................................  68,665 $ 4,074,972
    Indus Holding AG.....................................  55,601   2,756,860
    Infineon Technologies AG............................. 560,429   9,290,779
    Infineon Technologies AG ADR......................... 474,924   7,907,485
    Isra Vision AG.......................................   9,413     848,701
    Jenoptik AG.......................................... 151,917   2,605,119
    K+S AG............................................... 605,638  12,659,056
    KION Group AG........................................ 212,251  11,638,567
*   Kloeckner & Co. SE................................... 399,180   5,351,950
*   Koenig & Bauer AG....................................  29,708   1,644,824
#*  Kontron AG........................................... 180,970     532,168
    Krones AG............................................  39,805   3,981,725
    KSB AG...............................................     214      89,681
*   KUKA AG..............................................  43,689   5,294,725
    KWS Saat SE..........................................   4,159   1,327,458
    Lanxess AG........................................... 325,243  15,367,570
    LEG Immobilien AG.................................... 117,548  11,801,869
    Leifheit AG..........................................   6,396     414,041
    Leoni AG............................................. 110,869   4,101,899
    Linde AG............................................. 109,174  15,689,910
#*  LPKF Laser & Electronics AG..........................  34,998     270,037
    MAN SE...............................................  32,329   3,389,911
#*  Manz AG..............................................  10,989     382,236
*   MasterFlex SE........................................     338       2,417
*   Mediclin AG..........................................  12,692      75,974
#*  Medigene AG..........................................  28,859     236,354
    Merck KGaA...........................................  68,420   7,556,026
    Metro AG............................................. 601,154  19,341,138
    MLP AG............................................... 118,084     456,773
    MTU Aero Engines AG.................................. 185,543  18,960,003
    Muenchener Rueckversicherungs-Gesellschaft AG........  76,811  12,809,833
    MVV Energie AG.......................................   1,625      35,959
    Nemetschek SE........................................  35,841   2,256,282
    Nexus AG.............................................   3,969      75,101
*   Nordex SE............................................ 158,594   4,404,574
    Norma Group SE.......................................  94,867   4,933,082
    OHB SE...............................................  20,217     419,041
    Osram Licht AG....................................... 208,954  10,871,312
#*  Paion AG.............................................  93,844     225,547
#   paragon AG...........................................   2,724      97,651
*   Patrizia Immobilien AG............................... 122,809   3,101,467
    Pfeiffer Vacuum Technology AG........................  21,492   2,223,162
#   PNE Wind AG.......................................... 213,599     507,181
    Progress-Werk Oberkirch AG...........................   1,999      78,166
    ProSiebenSat.1 Media SE.............................. 130,535   5,979,383
    PSI AG Gesellschaft Fuer Produkte und Systeme der
      Informationstechnologie............................   3,562      54,790
#   Puma SE..............................................   5,607   1,397,444
*   PVA TePla AG.........................................   8,269      23,422
*   QIAGEN NV............................................ 436,028  11,446,110
#   QSC AG............................................... 347,148     573,275
#   R Stahl AG...........................................   3,704     130,727
    Rational AG..........................................   4,926   2,383,010

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
GERMANY -- (Continued)
    Rheinmetall AG.......................................   135,749 $ 9,510,824
    RHOEN-KLINIKUM AG....................................   136,854   4,033,108
#   RIB Software AG......................................    18,327     205,158
    RTL Group SA.........................................    15,347   1,308,426
*   RWE AG............................................... 1,684,766  29,967,155
    S&T AG...............................................    15,990     140,286
    SAF-Holland SA.......................................   178,980   2,160,567
#   Salzgitter AG........................................   158,421   4,943,681
    SAP SE...............................................   121,724  10,653,696
#   SAP SE Sponsored ADR.................................    52,887   4,621,795
    Schaltbau Holding AG.................................    16,947     810,514
#*  SGL Carbon SE........................................    84,113   1,025,382
    SHW AG...............................................    23,578     659,555
    Siemens AG...........................................   165,914  18,009,374
#   Siemens AG Sponsored ADR.............................   189,821  20,603,551
*   Singulus Technologies AG.............................       183       1,072
    Sixt SE..............................................    50,857   2,721,510
*   SKW Stahl-Metallurgie Holding AG.....................     6,601      21,430
#   SMA Solar Technology AG..............................    34,238   1,725,423
*   SMT Scharf AG........................................     4,136      49,963
    Softing AG...........................................     3,278      37,934
    Software AG..........................................   153,778   6,204,773
*   Solartech International Holdings, Ltd................ 1,920,000      68,447
#*  Solarworld AG........................................       882       5,128
*   Stabilus SA..........................................     4,223     220,939
    Stada Arzneimittel AG................................   221,362  11,948,858
    STRATEC Biomedical AG................................     5,655     324,336
#   Stroeer SE & Co KGaA.................................    48,107   2,287,029
    Suedzucker AG........................................   315,302   7,890,031
*   Suess MicroTec AG....................................    94,269     633,284
    Surteco SE...........................................    16,198     367,568
    Symrise AG...........................................   101,853   7,181,946
#   TAG Immobilien AG....................................   285,247   4,060,988
    Takkt AG.............................................   109,028   2,618,204
*   Talanx AG............................................   146,233   4,398,200
    Technotrans AG.......................................    17,966     358,673
    Telefonica Deutschland Holding AG.................... 1,028,740   4,200,381
    ThyssenKrupp AG......................................   234,507   5,377,839
    TLG Immobilien AG....................................    34,911     781,600
#*  Tom Tailor Holding AG................................    34,821     138,083
    United Internet AG...................................   142,417   6,303,021
    VERBIO Vereinigte BioEnergie AG......................    74,267     420,139
    Volkswagen AG........................................    41,584   6,149,162
    Vonovia SE...........................................   182,926   7,252,539
*   Vossloh AG...........................................    26,699   1,649,361
#   VTG AG...............................................    44,230   1,246,716
#   Wacker Chemie AG.....................................    57,635   5,372,529
    Wacker Neuson SE.....................................   103,562   1,849,956
    Washtec AG...........................................    50,600   2,063,656
*   Wincor Nixdorf AG....................................    84,324   4,665,974
#   Wirecard AG..........................................    24,947   1,160,798
#   XING AG..............................................     4,856     970,331

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
GERMANY -- (Continued)
    Zeal Network SE..................................     25,937 $    1,025,188
                                                                 --------------
TOTAL GERMANY........................................             1,128,531,762
                                                                 --------------
GREECE -- (0.0%)
*   Alapis Holding Industrial and Commercial SA of
      Pharmaceutical Chemical Products...............     69,510             --
*   T Bank SA........................................     46,506             --
                                                                 --------------
TOTAL GREECE.........................................                        --
                                                                 --------------
HONG KONG -- (2.7%)
*   13 Holdings, Ltd. (The)..........................    202,000         79,380
    Aeon Stores Hong Kong Co., Ltd...................     32,000         26,665
    Agritrade Resources, Ltd.........................  1,915,000        360,870
    AIA Group, Ltd...................................  6,136,600     38,226,045
    Alco Holdings, Ltd...............................     60,000         27,465
    Allied Group, Ltd................................     72,000        366,751
#   Allied Properties HK, Ltd........................  2,854,393        583,286
*   Anxian Yuan China Holdings, Ltd..................  7,000,000        102,317
#*  Apac Resources, Ltd..............................  1,696,866         24,286
*   Applied Development Holdings, Ltd................    700,000         35,685
    APT Satellite Holdings, Ltd......................  1,405,250        967,356
    Arts Optical International Hldgs, Ltd............     70,000         28,403
#   Asia Financial Holdings, Ltd.....................    400,000        209,661
#   Asia Satellite Telecommunications Holdings,
      Ltd............................................    162,000        233,290
    Asia Standard International Group, Ltd...........    702,745        146,014
#   ASM Pacific Technology, Ltd......................    470,100      3,499,425
#   Associated International Hotels, Ltd.............     79,000        218,996
*   Auto Italia Holdings.............................  2,475,000         50,512
#*  AVIC Joy Holdings HK, Ltd........................  2,245,000         52,453
#   Bank of East Asia, Ltd. (The)....................  2,186,439      9,051,296
    BEP International Holdings, Ltd..................  1,530,000         83,105
*   Bestway International Holdings, Ltd..............    440,000         62,468
    BOC Hong Kong Holdings, Ltd......................  3,027,500      9,968,029
#   Bonjour Holdings, Ltd............................  5,884,000        258,340
    Bossini International Holdings, Ltd..............  2,184,000        152,175
    Bright Smart Securities & Commodities Group,
      Ltd............................................  1,754,000        501,447
#   Brightoil Petroleum Holdings, Ltd................  5,795,000      1,708,095
*   Brockman Mining, Ltd.............................  2,850,520         44,577
*   Burwill Holdings, Ltd............................ 11,769,600        334,362
    Cafe de Coral Holdings, Ltd......................    570,000      1,917,943
    Cathay Pacific Airways, Ltd......................  2,809,000      4,568,300
    CCT Fortis Holdings, Ltd.........................    216,000         27,557
#   Century City International Holdings, Ltd.........    824,000         52,562
    Chen Hsong Holdings..............................    360,000         73,532
    Cheuk Nang Holdings, Ltd.........................    105,066         80,798
    Cheung Kong Infrastructure Holdings, Ltd.........    473,045      4,187,764
    Cheung Kong Property Holdings, Ltd...............  1,356,408      9,733,188
*   Cheung Wo International Holdings, Ltd............  3,264,000        102,652
    Chevalier International Holdings, Ltd............    130,276        210,563
#*  China Beidahuang Industry Group Holdings, Ltd....  1,844,000         91,707
*   China Best Group Holding, Ltd....................  3,960,000        105,743
#*  China Billion Resources, Ltd.....................  2,876,040         15,940
*   China Chuanglian Education Group, Ltd............  2,472,000         57,847

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
HONG KONG -- (Continued)
#*  China Energy Development Holdings, Ltd.............. 33,734,000 $   432,036
*   China Environmental Energy Investment, Ltd.......... 12,640,000     166,614
    China Flavors & Fragrances Co., Ltd.................    555,350     177,221
*   China Infrastructure Investment, Ltd................    256,000       2,178
*   China Medical & Healthcare Group, Ltd...............  1,040,000      55,071
    China Metal International Holdings, Inc.............    540,000     167,207
#*  China Public Procurement, Ltd....................... 16,040,000     211,685
#*  China Smarter Energy Group Holdings, Ltd............  3,406,000     254,905
*   China Solar Energy Holdings, Ltd....................  1,033,500       4,496
*   China Star Entertainment, Ltd.......................  1,722,000     166,793
*   China Strategic Holdings, Ltd.......................    945,000      24,383
*   China Ting Group Holdings, Ltd......................  1,862,000      86,541
*   China Wah Yan Healthcare, Ltd.......................  3,741,250      59,035
    Chinese Estates Holdings, Ltd.......................     46,500     126,080
    Chow Sang Sang Holdings International, Ltd..........  1,085,000   2,128,984
#   Chow Tai Fook Jewellery Group, Ltd..................  1,591,400   1,228,913
    Chuang's China Investments, Ltd.....................    964,219      47,336
    Chuang's Consortium International, Ltd..............  3,135,553     599,059
    CITIC Telecom International Holdings, Ltd...........  5,388,000   2,031,047
    CK Hutchison Holdings, Ltd..........................  1,475,408  17,293,152
    CK Life Sciences Int'l Holdings, Inc................  8,800,000     795,282
    CLP Holdings, Ltd...................................    614,000   6,399,042
    CNQC International Holdings, Ltd....................    307,500     111,955
    CNT Group, Ltd......................................    176,000      10,625
*   Common Splendor International Health Industry
      Group, Ltd........................................    744,000      62,307
*   Continental Holdings, Ltd...........................    440,000       6,229
    Convenience Retail Asia, Ltd........................     30,000      13,651
*   Convoy Financial Holdings, Ltd...................... 11,958,000     378,920
#*  Cowell e Holdings, Inc..............................    180,000      72,227
*   CP Lotus Corp.......................................  1,420,000      27,007
*   Crocodile Garments..................................  2,005,000     214,981
    Cross-Harbour Holdings, Ltd. (The)..................    102,000     139,249
    CSI Properties, Ltd.................................  6,954,200     264,792
#   CW Group Holdings, Ltd..............................  1,738,500     463,537
    Dah Sing Banking Group, Ltd.........................  1,341,302   2,515,756
    Dah Sing Financial Holdings, Ltd....................    666,844   4,474,581
    Dan Form Holdings Co., Ltd..........................  1,702,900     421,856
    Dickson Concepts International, Ltd.................    361,000     123,765
#*  Differ Group Holding Co., Ltd.......................  1,010,000      74,732
*   Dragonite International, Ltd........................     96,000       9,280
    Eagle Nice International Holdings, Ltd..............    996,000     242,886
*   Easy One Financial Group, Ltd.......................  1,480,000      14,133
    EcoGreen International Group, Ltd...................    174,240      32,549
*   EganaGoldpfeil Holdings, Ltd........................    209,588          --
    Emperor Capital Group, Ltd..........................  9,360,000     834,435
    Emperor Entertainment Hotel, Ltd....................  2,235,000     517,950
#   Emperor International Holdings, Ltd.................  4,972,416   1,135,772
*   Emperor Watch & Jewellery, Ltd...................... 14,680,000     432,483
*   EPI Holdings, Ltd................................... 11,002,200     204,714
#*  Esprit Holdings, Ltd................................  6,555,413   5,263,461
*   eSun Holdings, Ltd..................................    923,000      91,777
*   Eternity Investment, Ltd............................    520,000      10,233
#   Fairwood Holdings, Ltd..............................    134,500     632,261

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
HONG KONG -- (Continued)
    Far East Consortium International, Ltd...............  4,739,251 $1,645,243
#   FIH Mobile, Ltd......................................  6,779,000  2,310,232
    First Pacific Co., Ltd...............................  6,789,756  5,280,635
    First Shanghai Investments, Ltd......................    936,000    146,597
    Fountain SET Holdings, Ltd...........................  2,586,000    303,796
    Four Seas Mercantile Holdings, Ltd...................     36,000     15,336
*   Freeman Financial Corp., Ltd.........................  3,920,000    202,882
#   Future Bright Holdings, Ltd..........................  1,410,000    154,376
    G-Resources Group, Ltd............................... 73,303,200  1,288,173
    Galaxy Entertainment Group, Ltd......................  1,604,000  5,347,455
#*  GCL New Energy Holdings, Ltd.........................  6,116,000    264,947
    Genting Hong Kong, Ltd...............................    678,000    200,948
#*  Get Nice Financial Group, Ltd........................    530,824     73,323
#   Get Nice Holdings, Ltd............................... 21,233,000    727,607
    Giordano International, Ltd..........................  5,500,000  2,888,670
#*  Global Brands Group Holding, Ltd..................... 14,423,250  1,267,113
#   Glorious Sun Enterprises, Ltd........................  1,431,000    175,355
    Gold Peak Industries Holdings, Ltd...................    605,000     59,286
    Golden Resources Development International, Ltd......    924,000     51,237
    Great Eagle Holdings, Ltd............................    104,249    471,452
    Guangnan Holdings, Ltd...............................  1,428,000    160,413
#   Guotai Junan International Holdings, Ltd.............  8,214,000  2,767,795
    Haitong International Securities Group, Ltd..........  6,145,918  3,721,537
    Hang Lung Group, Ltd.................................  1,249,000  4,047,181
    Hang Lung Properties, Ltd............................  2,880,000  6,241,488
    Hang Seng Bank, Ltd..................................    348,600  6,240,561
    Hanison Construction Holdings, Ltd...................    513,496     83,081
    Hanny Holdings, Ltd.(BYYCZY8)........................    804,000     34,198
    Hanny Holdings, Ltd.(BYYCZY8)........................  8,092,000    345,380
*   Hao Tian Development Group, Ltd......................  3,324,000    182,950
    Harbour Centre Development, Ltd......................    158,000    277,320
    Henderson Land Development Co., Ltd..................  1,472,249  8,788,156
    HK Electric Investments & HK Electric Investments,
      Ltd................................................  2,691,000  2,577,824
#   HKBN, Ltd............................................    129,500    155,016
    HKR International, Ltd...............................  1,827,162    795,173
    HKT Trust & HKT, Ltd.................................  3,319,000  5,266,096
    Hon Kwok Land Investment Co., Ltd....................    234,000     92,916
#   Hong Kong & China Gas Co., Ltd.......................  2,395,638  4,454,492
    Hong Kong Aircraft Engineering Co., Ltd..............     52,800    344,348
*   Hong Kong Building & Loan Agency, Ltd. (The).........    696,000     28,362
#   Hong Kong Exchanges and Clearing, Ltd................    385,759  9,550,692
#   Hong Kong Ferry Holdings Co., Ltd....................    111,000    126,926
    Hong Kong Shanghai Alliance Holdings, Ltd............    196,000     18,963
*   Hong Kong Television Network, Ltd....................    899,000    160,069
*   Hong Kong Television Network, Ltd. ADR...............     19,127     67,136
    Hongkong & Shanghai Hotels, Ltd. (The)...............  1,011,924  1,083,182
    Hongkong Chinese, Ltd................................  2,129,143    404,572
    Hop Hing Group Holdings, Ltd.........................  3,296,000     40,918
    Hopewell Holdings, Ltd...............................  1,239,500  4,105,583
#   Hsin Chong Group Holding, Ltd........................  6,770,000    591,786
    Hua Hong Semiconductor, Ltd..........................     35,000     32,857
    Hung Hing Printing Group, Ltd........................    910,524    105,618
    Hutchison Telecommunications Hong Kong Holdings,
      Ltd................................................  5,810,000  2,128,801

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
HONG KONG -- (Continued)
    Hysan Development Co., Ltd...........................    948,215 $4,372,711
*   I-CABLE Communications, Ltd..........................  1,856,000    201,018
#   IGG, Inc.............................................    788,000    336,961
#*  Imagi International Holdings, Ltd....................  4,201,600    114,045
*   International Standard Resources Holdings, Ltd....... 12,571,000    179,964
*   iOne Holdings, Ltd...................................  3,020,000     62,408
    IPE Group, Ltd.......................................  2,010,000    435,985
*   IRC, Ltd.............................................  5,544,800    118,870
    IT, Ltd..............................................  1,935,087    591,615
    ITC Corp., Ltd.......................................  2,242,523    177,206
    Johnson Electric Holdings, Ltd.......................  1,278,250  3,216,586
#   K Wah International Holdings, Ltd....................  3,749,321  1,897,870
    Kader Holdings Co., Ltd..............................    462,000     39,916
    Kam Hing International Holdings, Ltd.................     74,000      4,967
*   Kantone Holdings, Ltd................................    244,436     22,142
    Kerry Logistics Network, Ltd.........................  1,248,291  1,786,445
    Kerry Properties, Ltd................................  1,701,583  4,666,435
    Kingmaker Footwear Holdings, Ltd.....................    804,000    199,228
#*  Kingston Financial Group, Ltd........................  6,155,000  2,734,100
*   Ko Yo Chemical Group, Ltd............................  4,824,000     69,300
    Kowloon Development Co., Ltd.........................  1,293,000  1,205,346
    L'Occitane International SA..........................    923,000  1,930,748
*   L'sea Resources International Holdings, Ltd..........  1,300,000     22,195
    Lai Sun Development Co., Ltd......................... 47,874,666    865,945
    Lam Soon Hong Kong, Ltd..............................     12,000     11,548
*   Landing International Development, Ltd...............  4,010,000     78,633
*   Lerado Financial Group Co., Ltd......................  3,700,000     26,325
#   Li & Fung, Ltd....................................... 12,365,250  6,195,240
*   Lifestyle China Group, Ltd...........................  1,639,500    327,545
    Lifestyle International Holdings, Ltd................  1,639,500  2,315,530
    Lippo China Resources, Ltd........................... 12,256,000    313,155
    Lippo, Ltd...........................................    236,000    145,408
*   Lisi Group Holdings, Ltd.............................  2,386,000    190,796
    Liu Chong Hing Investment, Ltd.......................    682,000    849,882
    Luen Thai Holdings, Ltd..............................    336,000     52,475
#   Luk Fook Holdings International, Ltd.................  1,542,000  3,920,640
    Luks Group Vietnam Holdings Co., Ltd.................    130,000     45,129
    Lung Kee Bermuda Holdings............................    280,000     77,638
#*  Macau Legend Development, Ltd........................  6,955,000    981,008
    Magnificent Hotel Investment, Ltd....................  4,616,000    103,916
#   Man Wah Holdings, Ltd................................  8,056,800  5,885,668
#*  Mason Financial Holdings, Ltd........................  3,420,000    121,417
    Melco Crown Entertainment, Ltd. ADR..................     47,606    664,580
#   Melco International Development, Ltd.................  1,624,000  1,670,190
#   MGM China Holdings, Ltd..............................    757,600  1,101,502
#*  Midland Holdings, Ltd................................  2,016,000    624,593
    Ming Fai International Holdings, Ltd.................    584,000     69,312
    Miramar Hotel & Investment...........................    318,000    549,809
#*  Mongolian Mining Corp................................ 10,408,750     96,554
#   MTR Corp., Ltd.......................................    761,924  4,315,190
    NagaCorp, Ltd........................................  5,660,000  3,872,805
    National Electronic Hldgs............................     61,600      7,630
*   National United Resources Holdings, Ltd..............  3,320,000     60,917

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
HONG KONG -- (Continued)
*   Neo-Neon Holdings, Ltd..............................  1,329,000 $   164,451
*   Neptune Group, Ltd..................................    656,000      28,384
*   NetMind Financial Holdings, Ltd..................... 34,144,000     352,073
*   New Times Energy Corp., Ltd.........................  1,164,000      26,549
    New World Development Co., Ltd...................... 12,591,007  14,673,499
#   Newocean Energy Holdings, Ltd.......................  3,610,000   1,073,106
    Next Digital, Ltd...................................  1,774,000      91,444
    NWS Holdings, Ltd...................................  2,098,347   3,440,962
*   O Luxe Holdings, Ltd................................  3,754,800     286,002
*   Orange Sky Golden Harvest Entertainment Holdings,
      Ltd...............................................  4,510,000     224,470
    Orient Overseas International, Ltd..................    799,000   2,836,572
    Oriental Watch Holdings.............................  1,152,240     136,875
*   Pacific Andes International Holdings, Ltd........... 11,918,411     168,213
#*  Pacific Basin Shipping, Ltd.........................  8,786,000     975,731
#   Pacific Textiles Holdings, Ltd......................  1,942,000   2,754,069
    Paliburg Holdings, Ltd..............................    662,790     192,084
#*  Paradise Entertainment, Ltd.........................  1,944,000     295,199
#   PCCW, Ltd........................................... 10,526,265   7,669,135
    PCCW, Ltd. ADR......................................      7,400      54,538
#*  Peace Mark Holdings, Ltd............................    308,000          --
*   Pearl Oriental Oil, Ltd.............................  5,768,627     219,831
    Pegasus International Holdings, Ltd.................     82,000      12,171
    Perfect Shape Beauty Technology, Ltd................    752,000      75,870
    Pico Far East Holdings, Ltd.........................  1,534,000     475,182
    Playmates Holdings, Ltd.............................    345,400     436,993
    Playmates Toys, Ltd.................................  3,312,000     627,902
    Polytec Asset Holdings, Ltd.........................  4,795,000     290,662
#   Power Assets Holdings, Ltd..........................    517,500   5,072,995
#   Prada SpA...........................................    391,800   1,165,499
#   Public Financial Holdings, Ltd......................    508,000     214,516
    PYI Corp., Ltd...................................... 13,424,552     270,728
#   Regal Hotels International Holdings, Ltd............  1,229,400     602,723
#   SA SA International Holdings, Ltd...................  2,480,592   1,082,739
    Samsonite International SA..........................  2,690,100   7,643,439
    Sands China, Ltd....................................    572,800   2,191,638
    SAS Dragon Holdings, Ltd............................  1,238,000     204,407
*   SCMP Group, Ltd.....................................     10,000         300
#   SEA Holdings, Ltd...................................    454,000   1,090,135
*   SEEC Media Group, Ltd...............................  7,822,000      90,915
    Shangri-La Asia, Ltd................................  3,024,166   3,253,774
#   Shenwan Hongyuan HK, Ltd............................  1,320,000     659,161
*   Shougang Concord Grand Group, Ltd...................    334,000      10,790
    Shun Ho Technology Holdings, Ltd....................     70,224      24,456
    Shun Tak Holdings, Ltd..............................  6,210,250   2,015,806
*   Silver base Group Holdings, Ltd.....................    705,000      62,863
    Sing Tao News Corp., Ltd............................    892,000     119,406
    Singamas Container Holdings, Ltd....................  4,074,000     378,698
    Sino Land Co., Ltd..................................  3,244,363   5,804,992
    Sitoy Group Holdings, Ltd...........................    737,000     241,225
#   SJM Holdings, Ltd...................................  5,618,699   3,522,288
*   Skyway Securities Group, Ltd........................ 11,200,000     396,989
    SmarTone Telecommunications Holdings, Ltd...........  1,468,575   2,618,385
*   SOCAM Development, Ltd..............................  1,092,488     515,110

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
HONG KONG -- (Continued)
*   Solartech International Holdings, Ltd................ 1,780,000 $    76,993
*   Solomon Systech International, Ltd...................   754,000      29,702
    Soundwill Holdings, Ltd..............................    58,000      91,920
*   South China Financial Holdings, Ltd..................   750,000       6,498
*   South China Holdings Co., Ltd........................ 2,176,000     156,261
    Stella International Holdings, Ltd................... 1,061,000   1,816,896
    Stelux Holdings International, Ltd...................   637,600      50,103
*   Success Universe Group, Ltd.......................... 3,996,000      82,962
    Sun Hing Vision Group Holdings, Ltd..................   122,000      43,253
#   Sun Hung Kai & Co., Ltd.............................. 2,455,787   1,446,797
    Sun Hung Kai Properties, Ltd......................... 1,142,511  16,393,262
    Sunwah Kingsway Capital Holdings, Ltd................ 3,120,000      59,711
    Swire Pacific, Ltd. Class A..........................   693,000   8,304,817
    Swire Pacific, Ltd. Class B..........................   592,500   1,232,284
    Swire Properties, Ltd................................   467,450   1,304,364
    TAI Cheung Holdings, Ltd.............................   500,000     413,426
    Tai Sang Land Development, Ltd.......................   145,523      78,008
#   Tan Chong International, Ltd.........................   372,000     120,919
    Tao Heung Holdings, Ltd..............................    60,000      13,590
    Techtronic Industries Co., Ltd....................... 2,725,000  11,539,651
#   Television Broadcasts, Ltd........................... 1,175,400   3,990,423
*   Termbray Industries International Holdings, Ltd......   112,000       9,826
#   Texwinca Holdings, Ltd............................... 2,710,000   2,133,554
*   Titan Petrochemicals Group, Ltd...................... 3,200,000      29,697
    Tradelink Electronic Commerce, Ltd................... 1,704,000     372,172
    Transport International Holdings, Ltd................   514,200   1,419,182
#*  Trinity, Ltd......................................... 4,182,000     324,374
*   TSC Group Holdings, Ltd.............................. 1,374,000     188,270
    Tsui Wah Holdings, Ltd...............................   424,000      79,799
*   United Laboratories International Holdings, Ltd.
      (The).............................................. 2,201,500     863,103
#*  United Photovoltaics Group, Ltd...................... 2,498,000     184,549
*   Up Energy Development Group, Ltd..................... 2,252,000      37,444
*   Value Convergence Holdings, Ltd......................   576,000     109,675
#   Value Partners Group, Ltd............................ 1,999,000   1,688,725
    Vanke Property Overseas, Ltd.........................   123,000      81,464
    Vantage International Holdings, Ltd..................   130,000      13,604
    Varitronix International, Ltd........................ 1,130,000     495,624
    Vedan International Holdings, Ltd.................... 1,192,000     113,957
    Victory City International Holdings, Ltd............. 5,655,237     251,845
    Vitasoy International Holdings, Ltd.................. 1,306,000   2,482,513
    VST Holdings, Ltd.................................... 2,307,200     550,943
#   VTech Holdings, Ltd..................................   264,100   2,872,671
    Wai Kee Holdings, Ltd................................   222,000      71,917
    Wang On Group, Ltd................................... 2,840,000      24,159
    WH Group, Ltd........................................ 6,477,500   5,115,307
    Wharf Holdings, Ltd. (The)........................... 1,339,750   9,258,996
    Wheelock & Co., Ltd.................................. 1,233,000   6,611,839
    Win Hanverky Holdings, Ltd...........................   768,000     124,924
*   Winfull Group Holdings, Ltd.......................... 3,696,000      87,420
    Wing On Co. International, Ltd.......................   123,137     361,487
    Wing Tai Properties, Ltd.............................   390,000     232,407
    Wong's Kong King International.......................   110,000       9,936
    Wynn Macau, Ltd...................................... 1,242,400   2,025,521

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
HONG KONG -- (Continued)
*   Xingye Copper International Group, Ltd.............    279,000 $     32,036
*   Xinyi Automobile Glass Hong Kong Enterprises,
      Ltd..............................................  1,023,750      175,498
    Xinyi Glass Holdings, Ltd..........................  8,190,000    6,268,134
    Yau Lee Holdings, Ltd..............................    218,000       31,793
    Yeebo International Holdings, Ltd..................    902,000      279,521
#   YGM Trading, Ltd...................................    103,000       54,925
*   Yuan Heng Gas Holdings, Ltd........................    512,000       37,033
    Yue Yuen Industrial Holdings, Ltd..................  1,822,000    7,403,685
    Yugang International, Ltd..........................  7,890,000      128,564
*   ZH International Holdings, Ltd.....................    990,000       26,918
                                                                   ------------
TOTAL HONG KONG........................................             464,459,903
                                                                   ------------
IRELAND -- (0.5%)
*   Bank of Ireland.................................... 23,354,925    4,828,856
    C&C Group P.L.C.(B010DT8)..........................     24,767      102,092
    C&C Group P.L.C.(B011Y09)..........................    574,070    2,313,323
    CRH P.L.C.(0182704)................................     71,685    2,180,229
    CRH P.L.C.(4182249)................................    173,628    5,298,291
#   CRH P.L.C. Sponsored ADR...........................    605,171   18,615,060
*   FBD Holdings P.L.C.(0329028).......................     18,709      126,019
*   FBD Holdings P.L.C.(4330231).......................     35,616      246,142
    Glanbia P.L.C.(0066950)............................     74,909    1,450,900
    Glanbia P.L.C.(4058629)............................    174,248    3,355,406
    IFG Group P.L.C....................................     53,466      126,694
*   Independent News & Media P.L.C.....................  1,085,178      162,569
    Irish Continental Group P.L.C......................    210,050    1,108,245
*   Kenmare Resources P.L.C.(BDBGZ46)..................        465           --
*   Kenmare Resources P.L.C.(BDC5DG0)..................        165          461
    Kerry Group P.L.C. Class A(0490656)................     76,886    6,599,019
    Kerry Group P.L.C. Class A(4519579)................     20,014    1,712,492
    Kingspan Group P.L.C.(0492793).....................     19,320      449,027
    Kingspan Group P.L.C.(4491235).....................    433,279    9,940,150
    Paddy Power Betfair P.L.C.(BWXC0Z1)................     51,120    5,940,120
    Paddy Power Betfair P.L.C.(BWT6H89)................     45,128    5,292,892
    Smurfit Kappa Group P.L.C..........................    553,850   13,006,105
                                                                   ------------
TOTAL IRELAND..........................................              82,854,092
                                                                   ------------
ISRAEL -- (0.6%)
*   ADO Group, Ltd.....................................     11,073      156,594
#*  Africa Israel Investments, Ltd.....................    715,013      222,681
    Africa Israel Properties, Ltd......................     31,907      515,820
*   Airport City, Ltd..................................    154,876    1,654,878
*   Allot Communications, Ltd..........................     24,324      120,055
#   Alrov Properties and Lodgings, Ltd.................     22,042      471,363
    Amot Investments, Ltd..............................    244,782    1,026,844
*   AudioCodes, Ltd....................................     12,744       53,249
    Avgol Industries 1953, Ltd.........................     30,929       36,433
*   Azorim-Investment Development & Construction Co.,
      Ltd..............................................     20,709       18,548
    Azrieli Group, Ltd.................................     65,670    2,889,846
    Bank Hapoalim BM...................................  1,467,957    7,483,106
*   Bank Leumi Le-Israel BM............................  1,792,618    6,459,423
    Bayside Land Corp..................................      1,801      672,410

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                          --------- ----------
ISRAEL -- (Continued)
    Bezeq The Israeli Telecommunication Corp., Ltd....... 1,878,121 $3,727,405
    Big Shopping Centers, Ltd............................     5,004    304,232
#   Blue Square Real Estate, Ltd.........................     5,233    201,564
    Brack Capital Properties NV..........................       592     52,059
*   Cellcom Israel, Ltd.(M2196U109)......................    43,866    316,274
*   Cellcom Israel, Ltd.(B23WQK8)........................   125,788    911,030
*   Ceragon Networks, Ltd................................    14,237     31,871
#*  Clal Biotechnology Industries, Ltd...................   168,288    126,557
*   Clal Insurance Enterprises Holdings, Ltd.............    65,112    703,882
#*  Compugen, Ltd........................................    16,989    115,449
    Delek Automotive Systems, Ltd........................    73,770    641,102
#   Delek Group, Ltd.....................................     5,841  1,216,998
#   Delta-Galil Industries, Ltd..........................    29,714    899,636
    Direct Insurance Financial Investments, Ltd..........    44,923    346,572
#   El Al Israel Airlines................................   847,819    638,830
    Elbit Systems, Ltd.(6308913).........................    34,092  3,440,589
    Elbit Systems, Ltd.(M3760D101).......................     2,033    204,561
    Electra, Ltd.........................................     4,940    679,967
*   Elron Electronic Industries, Ltd.....................     6,344     29,120
*   Evogene, Ltd.........................................    28,419    197,218
#   First International Bank Of Israel, Ltd..............   143,121  1,804,597
    FMS Enterprises Migun, Ltd...........................     5,031    121,762
    Formula Systems 1985, Ltd............................    28,558  1,081,692
#   Fox Wizel, Ltd.......................................    11,349    172,897
    Frutarom Industries, Ltd.............................    58,434  2,931,801
*   Gilat Satellite Networks, Ltd.(M51474118)............     5,284     23,672
*   Gilat Satellite Networks, Ltd.(B01BZ39)..............    69,737    318,244
*   Hadera Paper, Ltd....................................     3,551    109,772
#   Harel Insurance Investments & Financial Services,
      Ltd................................................   419,151  1,544,649
    Hilan, Ltd...........................................     6,428     97,724
    IDI Insurance Co., Ltd...............................     6,418    311,313
#   Industrial Buildings Corp., Ltd......................    92,037    102,681
    Israel Chemicals, Ltd................................   618,523  2,491,123
*   Israel Discount Bank, Ltd. Class A................... 1,936,348  3,341,055
    Israel Land Development Co., Ltd. (The)..............     7,214     42,478
*   Jerusalem Oil Exploration............................    33,347  1,469,737
#*  Kamada, Ltd..........................................    77,798    311,350
*   Kenon Holdings, Ltd..................................     1,116     13,182
    Magic Software Enterprises, Ltd......................    10,713     80,139
#   Matrix IT, Ltd.......................................   111,580    777,540
    Maytronics, Ltd......................................    16,807     57,701
#*  Mazor Robotics, Ltd..................................    29,389    322,967
    Meitav DS Investments, Ltd...........................    17,159     54,897
    Melisron, Ltd........................................    34,945  1,493,364
*   Menora Mivtachim Holdings, Ltd.......................    67,097    541,951
#*  Migdal Insurance & Financial Holding, Ltd............   637,747    388,023
#   Mivtach Shamir Holdings, Ltd.........................    12,110    255,667
    Mizrahi Tefahot Bank, Ltd............................   365,485  4,439,684
*   Naphtha Israel Petroleum Corp., Ltd..................    55,433    342,223
    Neto ME Holdings, Ltd................................     1,394    110,058
    Nice, Ltd. Sponsored ADR.............................    37,852  2,598,540
*   Nova Measuring Instruments, Ltd......................    65,003    736,368
*   Oil Refineries, Ltd.................................. 3,925,475  1,419,005

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
ISRAEL -- (Continued)
*   Partner Communications Co., Ltd....................    203,862 $    976,820
*   Partner Communications Co., Ltd. ADR...............     11,519       53,794
    Paz Oil Co., Ltd...................................     13,460    2,193,681
*   Phoenix Holdings, Ltd. (The).......................    147,789      359,130
    Plasson Industries, Ltd............................      1,880       54,062
#   Rami Levy Chain Stores Hashikma Marketing 2006,
      Ltd..............................................     14,902      579,591
*   Redhill Biopharma, Ltd. Sponsored ADR..............      1,200       15,756
    Sapiens International Corp. NV.....................     22,717      296,267
#   Shikun & Binui, Ltd................................    571,935    1,008,504
    Shufersal, Ltd.....................................    281,113      986,652
    Strauss Group, Ltd.................................     44,027      709,039
*   Summit Real Estate Holdings, Ltd...................     21,176      109,832
    Teva Pharmaceutical Industries, Ltd................        264       14,449
    Teva Pharmaceutical Industries, Ltd. Sponsored
      ADR..............................................    570,084   30,499,494
*   Tower Semiconductor, Ltd.(6320605).................     22,626      308,128
#*  Tower Semiconductor, Ltd.(M87915274)...............     15,678      211,339
*   Union Bank of Israel...............................     56,620      199,918
                                                                   ------------
TOTAL ISRAEL...........................................             105,050,478
                                                                   ------------
ITALY -- (2.3%)
    A2A SpA............................................  3,129,855    4,446,110
    ACEA SpA...........................................    108,440    1,509,554
#*  Aeffe SpA..........................................     68,280       78,974
    Alerion Cleanpower SpA.............................     51,095       89,768
#   Amplifon SpA.......................................    147,021    1,467,213
    Anima Holding SpA..................................    644,973    3,237,552
    Ansaldo STS SpA....................................    193,792    2,270,989
*   Arnoldo Mondadori Editore SpA......................    511,214      575,311
    Ascopiave SpA......................................    178,807      563,728
    Assicurazioni Generali SpA.........................  2,476,453   32,623,346
#   Astaldi SpA........................................    224,562      983,062
    Atlantia SpA.......................................    285,393    7,139,461
    Autogrill SpA......................................    228,290    1,987,444
*   Azimut Holding SpA.................................    170,118    2,678,891
#*  Banca Carige SpA...................................    553,857      207,903
    Banca Finnat Euramerica SpA........................    202,150       71,109
#   Banca Generali SpA.................................    110,916    2,296,132
    Banca IFIS SpA.....................................     61,261    1,400,393
    Banca Mediolanum SpA...............................    738,998    5,422,864
#*  Banca Monte dei Paschi di Siena SpA................  2,032,316      702,981
    Banca Popolare dell'Emilia Romagna SC..............  2,193,243    9,023,127
#*  Banca Popolare dell'Etruria e del Lazio SC.........    672,810           --
    Banca Popolare di Milano Scarl..................... 15,608,930    7,586,400
    Banca Popolare di Sondrio SCARL....................  1,206,121    3,263,334
#   Banca Profilo SpA..................................    708,896      150,011
    Banco di Desio e della Brianza SpA.................     33,828       64,389
    Banco Popolare SC..................................  2,202,286    6,211,433
    BasicNet SpA.......................................     54,001      209,185
*   Beghelli SpA.......................................     52,121       21,638
    Biesse SpA.........................................     51,218      718,219
    Brembo SpA.........................................     49,042    2,868,037
#   Brunello Cucinelli SpA.............................     36,583      682,855
    Buzzi Unicem SpA...................................    219,816    4,411,762

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
ITALY -- (Continued)
#   Cairo Communication SpA..............................    97,955 $   436,773
    Cembre SpA...........................................     4,534      66,808
    Cementir Holding SpA.................................   180,824     788,384
    Cerved Information Solutions SpA.....................   168,649   1,415,394
    CIR-Compagnie Industriali Riunite SpA................ 1,341,385   1,540,597
#   CNH Industrial NV.................................... 1,464,786  10,460,657
    Credito Emiliano SpA.................................   274,027   1,739,450
    Credito Valtellinese SC.............................. 4,393,987   1,951,399
#   d'Amico International Shipping SA....................   512,424     192,133
    Danieli & C Officine Meccaniche SpA..................    44,632     880,313
    Datalogic SpA........................................    33,273     600,199
    Davide Campari-Milano SpA............................   704,199   7,276,265
    De' Longhi SpA.......................................    88,075   2,201,902
    DeA Capital SpA......................................   104,102     119,893
    DiaSorin SpA.........................................    35,032   2,205,898
*   Ei Towers SpA........................................    30,952   1,669,787
    El.En. SpA...........................................    28,366     474,513
    Elica SpA............................................     6,214      11,498
    Enel SpA............................................. 3,370,856  15,514,592
    Eni SpA.............................................. 2,230,601  34,217,468
#   Eni SpA Sponsored ADR................................   215,147   6,594,256
    ERG SpA..............................................   197,043   2,285,852
    Esprinet SpA.........................................   120,403     752,076
*   Eurotech SpA.........................................    93,990     148,286
    Falck Renewables SpA.................................   566,638     473,832
    Ferrari NV(BD6G507)..................................   159,399   7,216,058
    Ferrari NV(N3167Y103)................................       890      40,201
#   Fiat Chrysler Automobiles NV(N31738102)..............     8,900      57,049
#   Fiat Chrysler Automobiles NV(BRJFWP3)................ 1,593,992  10,282,991
*   Fincantieri SpA......................................   312,848     136,605
    FinecoBank Banca Fineco SpA..........................   328,289   1,953,187
    FNM SpA..............................................   346,538     159,526
#   Geox SpA.............................................   239,736     689,940
*   Gruppo Editoriale L'Espresso SpA.....................   638,825     546,371
#   Gruppo MutuiOnline SpA...............................    17,588     147,511
    Hera SpA............................................. 1,319,883   3,742,724
    IMMSI SpA............................................   773,083     346,507
    Industria Macchine Automatiche SpA...................    22,268   1,314,152
*   Intek Group SpA...................................... 1,101,521     252,784
    Interpump Group SpA..................................   191,839   3,107,521
    Intesa Sanpaolo SpA.................................. 8,823,531  19,470,515
    Iren SpA............................................. 1,190,789   1,957,120
*   Italcementi SpA......................................   567,889   6,724,628
    Italmobiliare SpA....................................    23,987   1,036,292
#*  Juventus Football Club SpA........................... 1,175,852     383,328
    La Doria SpA.........................................    28,166     374,399
*   Leonardo-Finmeccanica SpA............................   746,752   8,530,653
    Luxottica Group SpA..................................    70,933   3,448,336
    Luxottica Group SpA Sponsored ADR....................    13,059     634,276
#   Maire Tecnimont SpA..................................   226,472     577,760
    MARR SpA.............................................    51,226   1,077,034
    Mediaset SpA......................................... 3,073,405   9,313,693
    Mediobanca SpA....................................... 1,298,561   9,104,051

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
ITALY -- (Continued)
#   Moleskine SpA......................................    147,900 $    358,920
    Moncler SpA........................................    222,093    3,897,675
    Nice SpA...........................................     16,046       47,127
    OVS SpA............................................     33,860      199,172
    Parmalat SpA.......................................    921,812    2,424,556
#   Piaggio & C SpA....................................    434,115      796,303
#*  Prelios SpA........................................    159,284       14,094
#   Prima Industrie SpA................................     17,258      250,859
    Prysmian SpA.......................................    395,387    9,258,883
    Recordati SpA......................................    171,017    5,550,460
    Reno de Medici SpA.................................    482,213      164,076
    Reply SpA..........................................      7,648    1,094,205
*   Retelit SpA........................................    403,312      302,056
    Sabaf SpA..........................................      5,696       58,188
    SAES Getters SpA...................................     39,442      559,508
#*  Safilo Group SpA...................................    135,020    1,073,405
#*  Saipem SpA......................................... 17,228,150    7,548,494
#   Salini Impregilo SpA...............................    909,208    2,754,502
#   Salvatore Ferragamo SpA............................     81,492    1,921,098
#   Saras SpA..........................................  1,354,770    2,336,378
    SAVE SpA...........................................     29,792      423,000
    Servizi Italia SpA.................................      3,824       15,088
#*  Snai SpA...........................................     53,214       42,262
    Snam SpA...........................................    759,181    4,394,575
    Societa Cattolica di Assicurazioni SCRL............    456,649    3,219,099
    Societa Iniziative Autostradali e Servizi SpA......    249,372    2,269,566
*   Societa Partecipazioni Finanziarie SpA.............    271,551           --
*   Sogefi SpA.........................................    102,184      173,817
    SOL SpA............................................     51,690      457,490
    Tamburi Investment Partners SpA....................     88,895      357,187
#*  Telecom Italia SpA................................. 14,898,954   12,730,991
#*  Telecom Italia SpA Sponsored ADR...................    331,845    2,817,364
    Tenaris SA.........................................    133,475    1,789,597
    Tenaris SA ADR.....................................     20,107      537,259
    Terna Rete Elettrica Nazionale SpA.................  1,707,629    9,301,980
#*  Tiscali SpA........................................  6,190,063      325,443
#   Tod's SpA..........................................     35,640    2,092,807
#   Trevi Finanziaria Industriale SpA..................    461,725      606,140
    TXT e-solutions SpA................................      5,965       49,528
#   UniCredit SpA......................................  2,869,106    7,038,717
#   Unione di Banche Italiane SpA......................  1,869,307    5,742,836
    Unipol Gruppo Finanziario SpA......................  2,001,584    5,557,925
    UnipolSai SpA......................................  3,084,544    5,175,028
    Vittoria Assicurazioni SpA.........................     84,940      869,183
*   Yoox Net-A-Porter Group SpA........................     97,418    2,730,564
    Zignago Vetro SpA..................................     41,504      259,917
                                                                   ------------
TOTAL ITALY............................................             401,193,934
                                                                   ------------
JAPAN -- (22.1%)
    77 Bank, Ltd. (The)................................  1,145,372    4,388,112
    A&A Material Corp..................................     42,000       36,618
    A&D Co., Ltd.......................................     47,000      175,219
#   ABC-Mart, Inc......................................     24,100    1,542,273

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Accordia Golf Co., Ltd...............................   256,000 $ 2,984,376
    Accretive Co., Ltd...................................     5,400      19,431
    Achilles Corp........................................   493,000     677,635
#*  Acom Co., Ltd........................................    43,500     205,782
    AD Works Co., Ltd....................................   147,400      52,651
    Adastria Co., Ltd....................................   108,100   3,367,422
    ADEKA Corp...........................................   261,500   3,461,891
#   Aderans Co., Ltd.....................................    95,300     432,933
    Advan Co., Ltd.......................................    43,400     364,437
    Advanex, Inc.........................................     6,800      84,744
#   Advantest Corp.......................................   306,000   4,058,638
    Aeon Co., Ltd........................................ 1,682,969  24,182,871
    Aeon Delight Co., Ltd................................    57,500   1,748,287
#   Aeon Fantasy Co., Ltd................................    29,400     724,603
    AEON Financial Service Co., Ltd......................    70,200   1,616,502
    Aeon Hokkaido Corp...................................    48,500     245,558
    Aeon Mall Co., Ltd...................................   129,020   1,733,377
*   AGORA Hospitality Group Co., Ltd.....................    41,000      13,915
#   Agro-Kanesho Co., Ltd................................    19,500     209,122
    Ahresty Corp.........................................    87,000     618,428
    Ai Holdings Corp.....................................    58,500   1,434,445
    Aica Kogyo Co., Ltd..................................   100,800   2,434,568
    Aichi Bank, Ltd. (The)...............................    26,300   1,323,023
    Aichi Corp...........................................    97,800     777,617
    Aichi Steel Corp.....................................   414,000   2,066,130
    Aichi Tokei Denki Co., Ltd...........................    70,000     213,823
#   Aida Engineering, Ltd................................   139,100   1,158,205
    Aigan Co., Ltd.......................................     3,200       6,421
    Ain Holdings, Inc....................................    60,100   4,138,191
    Aiphone Co., Ltd.....................................    23,800     431,841
    Air Water, Inc.......................................   408,000   6,937,376
    Airport Facilities Co., Ltd..........................    79,300     417,657
    Aisan Industry Co., Ltd..............................   122,000     875,802
#   Aisan Technology Co., Ltd............................     1,500      60,629
    Aisin Seiki Co., Ltd.................................   389,782  17,811,704
    AIT Corp.............................................    10,400      87,310
    Aizawa Securities Co., Ltd...........................   112,600     633,055
    Ajinomoto Co., Inc...................................   429,000  10,951,052
#*  Akebono Brake Industry Co., Ltd......................   312,230     637,967
    Akita Bank, Ltd. (The)...............................   535,000   1,733,697
    Albis Co., Ltd.......................................     2,000      40,276
    Alconix Corp.........................................    34,700     482,763
#   Alfresa Holdings Corp................................   227,100   4,978,712
    Alinco, Inc..........................................    40,700     380,486
#   Alpen Co., Ltd.......................................    66,200   1,144,252
    Alpha Corp...........................................     3,500      32,930
    Alpha Systems, Inc...................................    12,020     207,193
    Alpine Electronics, Inc..............................   190,000   2,052,490
    Alps Electric Co., Ltd...............................   361,100   8,042,892
    Alps Logistics Co., Ltd..............................    21,800     125,364
    Altech Corp..........................................    14,000     263,903
    Amada Holdings Co., Ltd..............................   695,700   7,581,882
    Amano Corp...........................................   151,400   2,449,182

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Amiyaki Tei Co., Ltd.................................    12,500 $   495,968
    Amuse, Inc...........................................    40,800     802,659
    ANA Holdings, Inc....................................   505,000   1,441,542
    Anest Iwata Corp.....................................    76,100     713,367
#   Anicom Holdings, Inc.................................    17,000     454,918
#   Anritsu Corp.........................................   374,400   2,176,061
    AOI Electronics Co., Ltd.............................     5,500     108,376
#   AOI Pro, Inc.........................................    12,300     115,271
    AOKI Holdings, Inc...................................   158,400   1,770,950
    Aomori Bank, Ltd. (The)..............................   659,000   2,071,830
    Aoyama Trading Co., Ltd..............................   135,800   5,000,843
#   Aozora Bank, Ltd..................................... 1,174,000   4,307,881
#*  AP Co Co., Ltd.......................................     6,800      54,745
    Arakawa Chemical Industries, Ltd.....................    50,300     485,306
    Arata Corp...........................................    14,100     313,184
    Araya Industrial Co., Ltd............................   104,000     134,369
    Arcland Sakamoto Co., Ltd............................   100,900   1,120,279
    Arcland Service Holdings Co., Ltd....................     7,400     210,752
    Arcs Co., Ltd........................................   101,973   2,635,680
#   Ardepro Co., Ltd.....................................   318,700     370,036
    Argo Graphics, Inc...................................     4,100      73,381
    Ariake Japan Co., Ltd................................    25,200   1,388,151
#   Arisawa Manufacturing Co., Ltd.......................   123,800     667,232
*   Arrk Corp............................................   125,100      90,006
    Artnature, Inc.......................................    39,600     318,874
#   ArtSpark Holdings, Inc...............................     2,600      43,254
    As One Corp..........................................    31,790   1,311,886
    Asahi Broadcasting Corp..............................     8,100      49,668
#   Asahi Co., Ltd.......................................    54,700     775,020
#   Asahi Diamond Industrial Co., Ltd....................   157,200   1,211,073
    Asahi Glass Co., Ltd................................. 1,436,000   8,249,462
    Asahi Group Holdings, Ltd............................   119,800   4,066,882
#   Asahi Holdings, Inc..................................    85,700   1,460,948
    Asahi Intecc Co., Ltd................................    52,800   2,427,676
#   Asahi Kasei Corp..................................... 2,623,000  19,825,989
    Asahi Kogyosha Co., Ltd..............................    31,000     169,280
    Asahi Net, Inc.......................................     5,600      23,448
    Asahi Yukizai Corp...................................   239,000     449,274
    Asante, Inc..........................................     8,600     128,833
#   Asanuma Corp.........................................   253,000     575,291
    Asatsu-DK, Inc.......................................    84,400   1,970,561
    Asax Co., Ltd........................................     2,200      32,355
    Ashikaga Holdings Co., Ltd...........................   474,900   1,583,624
#   Ashimori Industry Co., Ltd...........................   183,000     299,972
#*  Asia Growth Capital, Ltd.............................   225,800     165,343
#   Asia Pile Holdings Corp..............................    53,100     222,610
#   Asics Corp...........................................   192,100   3,525,261
    ASKA Pharmaceutical Co., Ltd.........................    65,200   1,231,190
#   ASKUL Corp...........................................    24,100     829,146
    Astellas Pharma, Inc.................................   216,200   3,602,266
    Asunaro Aoki Construction Co., Ltd...................    47,900     323,202
#   Ateam, Inc...........................................    11,600     216,060
#   Atom Corp............................................   102,300     688,289

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Atsugi Co., Ltd......................................... 676,000 $  719,294
    Autobacs Seven Co., Ltd................................. 136,100  1,972,053
#   Avex Group Holdings, Inc................................ 145,300  1,703,853
    Awa Bank, Ltd. (The).................................... 658,000  4,026,504
    Axell Corp..............................................  21,300    147,440
    Axial Retailing, Inc....................................  21,400    712,903
    Azbil Corp.............................................. 130,700  3,944,711
    Bandai Namco Holdings, Inc.............................. 144,200  3,822,207
    Bando Chemical Industries, Ltd.......................... 258,000  1,275,676
    Bank of Iwate, Ltd. (The)...............................  53,800  2,295,626
    Bank of Kochi, Ltd. (The)............................... 115,000    124,325
#   Bank of Kyoto, Ltd. (The)............................... 802,000  5,398,745
#   Bank of Nagoya, Ltd. (The).............................. 583,000  1,997,965
    Bank of Okinawa, Ltd. (The).............................  70,240  2,203,429
    Bank of Saga, Ltd. (The)................................ 463,000  1,171,068
    Bank of the Ryukyus, Ltd................................ 102,300  1,123,090
    Belc Co., Ltd...........................................  29,238  1,191,253
    Belluna Co., Ltd........................................ 169,900  1,097,559
    Benefit One, Inc........................................  22,200    687,280
    Benesse Holdings, Inc................................... 152,200  3,676,938
    Best Denki Co., Ltd..................................... 227,400    227,525
#   Bic Camera, Inc......................................... 311,700  2,765,560
    BML, Inc................................................  33,400  1,600,183
    Bookoff Corp............................................  35,600    289,153
#   BP Castrol KK...........................................  16,800    205,174
    Bridgestone Corp........................................ 273,100  9,457,709
    Broadband Tower, Inc....................................  56,800    101,864
    Broadleaf Co., Ltd......................................  60,400    606,267
    Broccoli Co., Ltd.......................................  48,000    195,866
    BRONCO BILLY Co., Ltd...................................  10,000    316,086
    Brother Industries, Ltd................................. 659,600  7,495,725
    Bunka Shutter Co., Ltd.................................. 148,400  1,215,372
    C Uyemura & Co., Ltd....................................   3,700    162,375
    CAC Holdings Corp.......................................  30,700    236,072
    Calbee, Inc.............................................  51,900  2,266,029
    Calsonic Kansei Corp.................................... 582,000  4,477,398
    Can Do Co., Ltd.........................................  25,400    424,311
    Canare Electric Co., Ltd................................     700     12,699
    Canon Electronics, Inc..................................  72,900  1,105,448
    Canon Marketing Japan, Inc.............................. 115,600  1,986,561
    Canon, Inc.............................................. 292,834  8,310,477
    Canon, Inc. Sponsored ADR...............................  57,577  1,627,702
    Capcom Co., Ltd......................................... 131,200  2,675,823
    Career Design Center Co., Ltd...........................   5,500     54,953
    Carlit Holdings Co., Ltd................................  48,700    231,594
    Casio Computer Co., Ltd................................. 234,200  3,333,790
    Cawachi, Ltd............................................  65,900  1,539,823
    Central Glass Co., Ltd.................................. 687,000  2,963,089
    Central Japan Railway Co................................  29,700  5,520,438
    Central Security Patrols Co., Ltd.......................  10,000    215,393
    Central Sports Co., Ltd.................................   4,600    107,195
    Century Tokyo Leasing Corp.............................. 133,730  4,633,615
    Chiba Bank, Ltd. (The).................................. 732,000  3,498,911

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
JAPAN -- (Continued)
    Chiba Kogyo Bank, Ltd. (The)..........................   176,500 $  742,601
    Chilled & Frozen Logistics Holdings Co., Ltd..........     1,300     13,323
    CHIMNEY Co., Ltd......................................     6,000    158,587
    Chino Corp............................................    13,300    131,176
    Chiyoda Co., Ltd......................................    52,400  1,237,832
#   Chiyoda Corp..........................................   385,000  2,700,266
    Chiyoda Integre Co., Ltd..............................    45,100    914,238
    Chofu Seisakusho Co., Ltd.............................    54,900  1,389,851
    Chori Co., Ltd........................................    34,100    510,009
    Chubu Electric Power Co., Inc.........................   270,100  3,968,213
    Chubu Shiryo Co., Ltd.................................    77,200    537,589
    Chudenko Corp.........................................   126,600  2,700,295
#   Chuetsu Pulp & Paper Co., Ltd.........................   311,000    650,593
*   Chugai Mining Co., Ltd................................   259,700     53,047
    Chugai Pharmaceutical Co., Ltd........................    20,800    777,326
    Chugai Ro Co., Ltd....................................   140,000    284,653
    Chugoku Bank, Ltd. (The)..............................   407,800  4,593,669
    Chugoku Electric Power Co., Inc. (The)................   126,800  1,592,346
    Chugoku Marine Paints, Ltd............................   188,000  1,269,034
    Chukyo Bank, Ltd. (The)...............................   398,000    923,858
    Chuo Gyorui Co., Ltd..................................    38,000     96,848
    Chuo Spring Co., Ltd..................................    60,000    163,490
    Ci:z Holdings Co., Ltd................................    47,200  1,161,462
    Citizen Holdings Co., Ltd.............................   732,250  3,922,272
    CKD Corp..............................................   163,600  1,520,048
    Clarion Co., Ltd......................................   525,000  1,297,612
    Cleanup Corp..........................................    76,300    610,032
#   CMIC Holdings Co., Ltd................................    39,500    652,079
#*  CMK Corp..............................................   244,200  1,147,090
    Coca-Cola East Japan Co., Ltd.........................   173,267  3,343,649
    Coca-Cola West Co., Ltd...............................   225,002  6,217,100
    Cocokara fine, Inc....................................    39,620  1,402,921
#   COLOPL, Inc...........................................    60,400    902,847
#   Colowide Co., Ltd.....................................    85,900  1,601,362
    Computer Engineering & Consulting, Ltd................    49,200    686,999
    COMSYS Holdings Corp..................................   232,000  3,858,864
*   Concordia Financial Group, Ltd........................ 1,242,286  5,280,507
    CONEXIO Corp..........................................    50,100    742,079
#   COOKPAD, Inc..........................................    77,700  1,089,087
    Corona Corp...........................................    35,300    354,853
    Cosel Co., Ltd........................................    35,500    401,457
    Cosmo Energy Holdings Co., Ltd........................   175,700  1,935,165
    Cosmos Initia Co., Ltd................................    17,500     65,754
    Cosmos Pharmaceutical Corp............................     8,900  1,867,714
    Create Medic Co., Ltd.................................     3,500     27,860
    Create Restaurants Holdings, Inc......................    49,500    510,929
    Create SD Holdings Co., Ltd...........................    45,900  1,118,910
    Credit Saison Co., Ltd................................   373,300  6,216,281
    Cresco, Ltd...........................................    34,200    800,044
#   CROOZ, Inc............................................    11,000    205,898
*   Cross Plus, Inc.......................................     2,000     11,965
    CTI Engineering Co., Ltd..............................    39,300    351,109
    CyberAgent, Inc.......................................    28,800  1,626,277

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
#   Cybernet Systems Co., Ltd............................     8,000 $    62,766
#   DA Consortium, Inc...................................    82,600     846,081
    Dai Nippon Printing Co., Ltd.........................   506,000   5,649,278
    Dai Nippon Toryo Co., Ltd............................   382,000     753,875
    Dai-Dan Co., Ltd.....................................    50,000     410,690
    Dai-ichi Life Insurance Co., Ltd. (The)..............   468,300   6,050,673
#   Dai-ichi Seiko Co., Ltd..............................    38,200     394,820
    Daibiru Corp.........................................   196,900   1,896,760
    Daicel Corp..........................................   566,200   6,349,585
    Daido Kogyo Co., Ltd.................................    90,000     181,344
    Daido Metal Co., Ltd.................................   116,600   1,309,832
    Daido Steel Co., Ltd................................. 1,045,000   4,240,888
#   Daidoh, Ltd..........................................    59,300     255,601
    Daifuku Co., Ltd.....................................   194,300   4,082,640
#   Daihatsu Diesel Manufacturing Co., Ltd...............    54,300     303,684
#   Daihatsu Motor Co., Ltd..............................   465,800   6,995,742
    Daihen Corp..........................................   259,000   1,329,117
    Daiho Corp...........................................   299,000   1,650,124
    Daiichi Jitsugyo Co., Ltd............................   137,000     656,682
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd................     9,200     243,356
    Daiichi Sankyo Co., Ltd..............................   417,500   9,955,887
    Daiichikosho Co., Ltd................................    81,400   3,716,000
    Daiken Corp..........................................   155,000     523,204
#   Daiken Medical Co., Ltd..............................    30,600     237,917
    Daiki Aluminium Industry Co., Ltd....................    88,000     269,745
    Daikin Industries, Ltd...............................    53,400   4,631,024
#   Daikoku Denki Co., Ltd...............................    35,700     477,476
    Daikokutenbussan Co., Ltd............................    17,000     739,412
    Daikyo, Inc.......................................... 1,101,392   1,930,732
    Daikyonishikawa Corp.................................    50,900     722,241
    Dainichi Co., Ltd....................................    12,700      77,815
    Dainichiseika Color & Chemicals Manufacturing Co.,
      Ltd................................................   225,000   1,032,182
#   Daio Paper Corp......................................   297,000   3,342,128
#   Daisan Bank, Ltd. (The)..............................   467,000     811,084
    Daiseki Co., Ltd.....................................    68,925   1,245,088
#   Daiseki Eco. Solution Co., Ltd.......................     8,500     104,573
    Daishi Bank, Ltd. (The).............................. 1,028,000   3,904,408
    Daishinku Corp.......................................   139,000     363,982
    Daisue Construction Co., Ltd.........................    13,100     117,692
    Daisyo Corp..........................................    23,700     358,223
    Daito Bank, Ltd. (The)...............................   271,000     516,321
    Daito Electron Co., Ltd..............................    13,700      81,614
#   Daito Pharmaceutical Co., Ltd........................    38,800     884,272
    Daito Trust Construction Co., Ltd....................    38,600   6,481,700
    Daiwa House Industry Co., Ltd........................   292,700   8,207,556
    Daiwa Industries, Ltd................................    91,700     834,783
    Daiwa Securities Group, Inc.......................... 2,361,000  13,250,831
    Daiwabo Holdings Co., Ltd............................   785,000   1,831,680
#*  DC Co., Ltd..........................................    35,900     142,325
    DCM Holdings Co., Ltd................................   378,880   3,238,853
#   Dena Co., Ltd........................................   311,800   7,972,191
    Denka Co., Ltd....................................... 1,532,000   6,643,618
#   Denki Kogyo Co., Ltd.................................   118,000     589,582

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
JAPAN -- (Continued)
    Densan System Co., Ltd................................       800 $   11,773
    Denso Corp............................................   215,100  8,328,592
    Dentsu, Inc...........................................    84,600  4,041,735
    Denyo Co., Ltd........................................    39,300    409,170
    Descente, Ltd.........................................    81,800    911,057
    DIC Corp..............................................   282,900  6,675,235
    Digital Arts, Inc.....................................     2,000     45,631
#   Digital Garage, Inc...................................    28,400    539,564
    Dip Corp..............................................    31,200    938,716
    Disco Corp............................................    37,800  3,873,823
#   DKS Co., Ltd..........................................   173,000    572,726
#   DMG Mori Co., Ltd.....................................   482,200  5,006,844
    DMW Corp..............................................       900     16,058
    Don Quijote Holdings Co., Ltd.........................    47,800  1,876,011
    Doshisha Co., Ltd.....................................    53,300  1,114,969
    Doutor Nichires Holdings Co., Ltd.....................   101,623  1,952,827
    Dowa Holdings Co., Ltd................................   809,500  4,267,201
    DSB Co., Ltd..........................................    34,200    195,829
    DTS Corp..............................................    67,800  1,337,703
    Dunlop Sports Co., Ltd................................    39,300    345,050
    Duskin Co., Ltd.......................................   141,000  2,563,329
    Dydo Drinco, Inc......................................    23,100  1,205,501
    Dynic Corp............................................    14,000     21,548
    Eagle Industry Co., Ltd...............................    85,600  1,079,495
#   Earth Chemical Co., Ltd...............................    17,400    824,977
    East Japan Railway Co.................................    68,500  6,283,482
#   Ebara Corp............................................ 1,442,000  7,842,171
#   Ebara Jitsugyo Co., Ltd...............................    20,300    243,295
    Eco's Co., Ltd........................................     2,800     32,301
#   EDION Corp............................................   290,100  2,421,236
#   Ehime Bank, Ltd. (The)................................   542,000  1,304,914
    Eidai Co., Ltd........................................    38,000    161,282
    Eighteenth Bank, Ltd. (The)...........................   457,000  1,274,885
    Eiken Chemical Co., Ltd...............................    40,800    950,969
    Eisai Co., Ltd........................................    33,500  1,958,794
    Eizo Corp.............................................    74,800  2,039,858
#   Elecom Co., Ltd.......................................    57,000  1,313,161
    Electric Power Development Co., Ltd...................    59,200  1,360,544
    Elematec Corp.........................................    23,503    522,198
    EM Systems Co., Ltd...................................    13,600    175,140
    en-japan, Inc.........................................    35,400    637,402
    Endo Lighting Corp....................................    43,200    409,144
#   Enplas Corp...........................................    41,100  1,153,383
*   Enshu, Ltd............................................   100,000     60,146
    EPS Holdings, Inc.....................................    59,500    810,933
#   ES-Con Japan, Ltd.....................................   123,000    413,512
    ESCRIT, Inc...........................................     3,800     21,610
    ESPEC Corp............................................    85,100  1,131,417
#*  euglena Co., Ltd......................................    20,800    281,199
#   Excel Co., Ltd........................................    31,900    424,505
#   Exedy Corp............................................   115,600  2,729,882
#   Ezaki Glico Co., Ltd..................................    53,800  3,220,619
#   F-Tech, Inc...........................................    29,100    279,505

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
#   F@N Communications, Inc..............................    66,400 $   538,542
    Faith, Inc...........................................    11,480     118,738
    FALCO HOLDINGS Co., Ltd..............................    18,500     247,959
#   FamilyMart Co., Ltd..................................    39,500   2,326,012
    Fancl Corp...........................................    83,200   1,393,073
    FANUC Corp...........................................    26,200   4,380,850
    Fast Retailing Co., Ltd..............................    11,900   3,840,214
    FCC Co., Ltd.........................................   125,400   2,439,691
#*  FDK Corp.............................................   200,000     178,539
    Feed One Co., Ltd....................................   241,520     268,043
    Felissimo Corp.......................................     1,200      11,865
    Ferrotec Corp........................................   135,600   1,769,652
    FIDEA Holdings Co., Ltd..............................   612,400     909,685
    Fields Corp..........................................    51,900     670,085
    Financial Products Group Co., Ltd....................   113,700   1,136,123
#   FINDEX, Inc..........................................    23,400     260,148
#*  First Baking Co., Ltd................................    12,000      15,171
    First Juken Co., Ltd.................................    13,900     167,928
    FJ Next Co., Ltd.....................................    62,900     303,645
    Foster Electric Co., Ltd.............................    90,800   1,742,585
    FP Corp..............................................    66,800   3,487,805
    France Bed Holdings Co., Ltd.........................    48,200     432,355
    Freund Corp..........................................    10,000     169,101
    FTGroup Co., Ltd.....................................    37,900     287,771
#   Fudo Tetra Corp......................................   648,000   1,132,049
    Fuji Co., Ltd........................................    44,400     970,601
    Fuji Corp., Ltd......................................    90,400     612,660
    Fuji Electric Co., Ltd............................... 1,410,000   6,223,218
    Fuji Furukawa Engineering & Construction Co., Ltd....    10,000      27,517
    Fuji Heavy Industries, Ltd...........................   355,200  13,570,334
    Fuji Kiko Co., Ltd...................................    69,000     228,411
    Fuji Kosan Co., Ltd..................................    11,000      45,813
#   Fuji Kyuko Co., Ltd..................................    81,000   1,142,804
    Fuji Machine Manufacturing Co., Ltd..................   148,900   1,524,150
    Fuji Media Holdings, Inc.............................   119,300   1,422,471
*   Fuji Oil Co., Ltd....................................   249,700     758,000
    Fuji Oil Holdings, Inc...............................   164,800   3,614,596
    Fuji Pharma Co., Ltd.................................    17,300     400,658
    Fuji Seal International, Inc.........................    56,600   2,227,632
    Fuji Soft, Inc.......................................    87,800   2,176,617
    Fujibo Holdings, Inc.................................   376,000   1,112,504
    Fujicco Co., Ltd.....................................    41,600   1,197,740
    FUJIFILM Holdings Corp...............................   223,275   8,010,758
    Fujikura Kasei Co., Ltd..............................    75,900     445,561
    Fujikura Rubber, Ltd.................................    57,000     267,833
    Fujikura, Ltd........................................ 1,022,000   5,756,993
    Fujimi, Inc..........................................    52,300     878,700
    Fujimori Kogyo Co., Ltd..............................    41,000     874,980
#   Fujio Food System Co., Ltd...........................     3,600      87,323
#   Fujisash Co., Ltd....................................   369,900     316,373
    Fujishoji Co., Ltd...................................    25,200     265,331
#   Fujita Kanko, Inc....................................   127,000     466,799
    Fujitec Co., Ltd.....................................   177,500   1,705,568

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Fujitsu Frontech, Ltd................................    44,200 $   434,356
    Fujitsu General, Ltd.................................   187,000   4,377,880
    Fujitsu, Ltd......................................... 3,467,292  14,394,403
*   Fujiya Co., Ltd......................................   116,000     228,542
    FuKoKu Co., Ltd......................................    24,900     186,514
    Fukuda Corp..........................................    70,000     776,615
    Fukuda Denshi Co., Ltd...............................     2,300     140,096
    Fukui Bank, Ltd. (The)...............................   791,000   2,080,217
#   Fukuoka Financial Group, Inc......................... 1,853,600   7,081,917
#   Fukushima Bank, Ltd. (The)...........................   833,000     764,276
    Fukushima Industries Corp............................    38,900   1,327,490
#   Fukuyama Transporting Co., Ltd.......................   448,000   2,545,727
#   FULLCAST Holdings Co., Ltd...........................    35,000     295,144
    Fumakilla, Ltd.......................................    21,000     132,232
#   Funai Electric Co., Ltd..............................    63,400     546,684
    Funai Soken Holdings, Inc............................    49,080     681,255
#   Furukawa Battery Co., Ltd. (The).....................    72,000     435,366
    Furukawa Co., Ltd....................................   971,000   1,577,668
    Furukawa Electric Co., Ltd........................... 2,656,067   6,935,031
    Furuno Electric Co., Ltd.............................    90,500     454,171
    Furusato Industries, Ltd.............................    25,400     349,435
    Furuya Metal Co., Ltd................................     1,400      23,257
    Fusion Partners Co...................................     4,400      23,338
    Fuso Chemical Co., Ltd...............................    23,200     367,010
#   Fuso Pharmaceutical Industries, Ltd..................   299,000     827,515
    Futaba Corp..........................................   144,800   2,681,533
    Futaba Industrial Co., Ltd...........................   201,200   1,027,188
    Future Corp..........................................    60,500     479,254
    Fuyo General Lease Co., Ltd..........................    59,000   2,677,487
    G-7 Holdings, Inc....................................    14,800     178,917
    G-Tekt Corp..........................................    69,800   1,065,440
    Gakken Holdings Co., Ltd.............................   176,000     490,896
    GCA Savvian Corp.....................................    34,200     295,926
    Gecoss Corp..........................................    54,000     487,514
    Genki Sushi Co., Ltd.................................     7,100     147,486
#   Genky Stores, Inc....................................    16,000     539,767
#   Geo Holdings Corp....................................   151,700   2,191,170
    Giken, Ltd...........................................    10,000     179,014
#   GLOBERIDE, Inc.......................................    37,399     618,197
    Glory, Ltd...........................................   153,500   4,259,718
    GMO internet, Inc....................................   119,600   1,548,631
    GMO Payment Gateway, Inc.............................    26,900   1,543,611
    Godo Steel, Ltd......................................   514,000     862,527
    Goldcrest Co., Ltd...................................    77,530   1,220,867
#   Goldwin, Inc.........................................     3,700     194,649
    Gourmet Kineya Co., Ltd..............................    26,000     250,954
    Grandy House Corp....................................    38,100     121,641
*   Gree, Inc............................................   418,200   2,112,256
    GS Yuasa Corp........................................ 1,278,000   5,229,131
#   GSI Creos Corp.......................................   147,000     138,788
#   Gun-Ei Chemical Industry Co., Ltd....................   174,000     518,133
#   GungHo Online Entertainment, Inc.....................   390,500     880,910
    Gunma Bank, Ltd. (The)...............................   932,000   3,757,657

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Gunze, Ltd...........................................   615,000 $ 1,767,673
    Gurunavi, Inc........................................    55,300   1,457,788
    H-One Co., Ltd.......................................    22,700     112,611
    H2O Retailing Corp...................................   293,160   3,850,125
    HABA Laboratories, Inc...............................     1,600      51,412
    Hachijuni Bank, Ltd. (The)...........................   979,500   4,582,360
    Hagihara Industries, Inc.............................    18,900     470,799
    Hagiwara Electric Co., Ltd...........................     9,700     172,202
    Hagoromo Foods Corp..................................     3,000      35,368
    Hakudo Co., Ltd......................................     5,600      62,269
    Hakuhodo DY Holdings, Inc............................   317,900   3,710,271
    Hakuto Co., Ltd......................................    46,800     424,236
    Halows Co., Ltd......................................       700      13,687
#   Hamakyorex Co., Ltd..................................    55,900   1,016,804
#   Hamamatsu Photonics K.K..............................    86,200   2,530,684
    HANEDA ZENITH HOLDINGS Co., Ltd......................    30,200      78,132
    Hankyu Hanshin Holdings, Inc.........................   271,200  10,089,537
    Hanwa Co., Ltd.......................................   645,000   3,450,529
#   Happinet Corp........................................    58,200     632,863
    Hard Off Corp. Co., Ltd..............................    22,100     246,594
    Harima Chemicals Group, Inc..........................    27,400     139,312
#   Harmonic Drive Systems, Inc..........................    27,200     847,381
    Haruyama Trading Co., Ltd............................     6,500      48,337
    Haseko Corp..........................................   495,700   5,209,235
*   Hayashikane Sangyo Co., Ltd..........................   216,000     182,380
    Hazama Ando Corp.....................................   583,280   3,594,889
#   Hearts United Group Co., Ltd.........................     4,700     148,346
    Heiwa Corp...........................................   134,700   2,767,399
    Heiwa Real Estate Co., Ltd...........................   155,200   2,038,683
    Heiwado Co., Ltd.....................................   109,700   2,122,174
    Helios Techno Holdings Co., Ltd......................    18,600      62,817
#   HI-LEX Corp..........................................    33,600     891,416
    Hibiya Engineering, Ltd..............................    60,400     981,351
    Hiday Hidaka Corp....................................    26,875     668,052
    Hikari Tsushin, Inc..................................    22,100   1,835,759
#   Himaraya Co., Ltd....................................     6,000      54,554
    Hino Motors, Ltd.....................................   344,600   3,598,699
    Hioki EE Corp........................................     9,900     178,573
    Hirakawa Hewtech Corp................................    10,200      87,247
    Hiramatsu, Inc.......................................    46,800     273,228
    Hirose Electric Co., Ltd.............................    10,500   1,298,774
    Hiroshima Bank, Ltd. (The)........................... 1,199,000   4,341,863
    Hiroshima Gas Co., Ltd...............................    40,500     123,952
#   HIS Co., Ltd.........................................   139,376   3,712,421
    Hisaka Works, Ltd....................................    50,900     427,211
    Hisamitsu Pharmaceutical Co., Inc....................    42,300   2,391,699
    Hitachi Capital Corp.................................   192,900   3,522,720
    Hitachi Chemical Co., Ltd............................   240,700   5,020,669
    Hitachi Construction Machinery Co., Ltd..............   345,400   5,617,353
    Hitachi High-Technologies Corp.......................   145,600   4,953,632
    Hitachi Koki Co., Ltd................................   223,000   1,495,307
    Hitachi Kokusai Electric, Inc........................   192,700   3,080,169
    Hitachi Maxell, Ltd..................................    46,100     770,228

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Hitachi Metals, Ltd..................................   385,730 $ 4,288,459
    Hitachi Transport System, Ltd........................   136,400   2,658,952
    Hitachi Zosen Corp...................................   616,600   3,123,175
    Hitachi, Ltd......................................... 5,597,000  25,573,381
    Hitachi, Ltd. ADR....................................    86,823   3,950,446
    Hito Communications, Inc.............................     7,900     115,806
    Hochiki Corp.........................................    60,800     677,380
#   Hodogaya Chemical Co., Ltd...........................   311,000     765,246
    Hogy Medical Co., Ltd................................    28,100   1,805,682
    Hokkaido Electric Power Co., Inc.....................   376,800   2,988,891
    Hokkaido Gas Co., Ltd................................   102,000     279,250
    Hokkan Holdings, Ltd.................................   121,000     373,088
    Hokko Chemical Industry Co., Ltd.....................    51,000     140,674
#   Hokkoku Bank, Ltd. (The).............................   892,000   2,802,948
    Hokuetsu Bank, Ltd. (The)............................   684,000   1,416,842
    Hokuetsu Industries Co., Ltd.........................    60,600     360,528
    Hokuetsu Kishu Paper Co., Ltd........................   509,495   3,602,621
    Hokuhoku Financial Group, Inc........................ 3,037,000   3,897,609
    Hokuriku Electric Industry Co., Ltd..................   241,000     293,914
    Hokuriku Electric Power Co...........................   181,900   2,157,682
#   Hokuriku Electrical Construction Co., Ltd............     2,000      15,317
    Hokuto Corp..........................................    50,400     935,791
    Honda Motor Co., Ltd................................. 1,287,400  34,872,842
#   Honda Motor Co., Ltd. Sponsored ADR..................   404,561  10,971,694
#   Honeys Co., Ltd......................................    60,230     806,576
#   Hoosiers Holdings....................................    99,200     534,791
#   Horiba, Ltd..........................................    91,200   4,267,648
    Hoshizaki Corp.......................................    29,300   2,651,359
#   Hosiden Corp.........................................   278,300   1,702,553
    Hosokawa Micron Corp.................................   132,000     697,605
    House Foods Group, Inc...............................   170,000   4,164,138
    Howa Machinery, Ltd..................................    46,300     245,673
    Hoya Corp............................................   117,500   4,168,998
    Hulic Co., Ltd.......................................   105,300   1,092,251
#   Hurxley Corp.........................................     3,300      30,686
    Hyakugo Bank, Ltd. (The).............................   834,000   3,207,139
    Hyakujushi Bank, Ltd. (The)..........................   813,000   2,717,028
    I-Net Corp...........................................    14,100     149,578
    Ibiden Co., Ltd......................................   407,905   5,207,234
    IBJ Leasing Co., Ltd.................................    80,900   1,468,963
    Ichibanya Co., Ltd...................................     9,132     305,266
    Ichigo, Inc..........................................   218,900     955,966
    Ichiken Co., Ltd.....................................    85,000     248,344
#   Ichikoh Industries, Ltd..............................   188,000     546,811
    Ichinen Holdings Co., Ltd............................    52,972     486,109
    Ichiyoshi Securities Co., Ltd........................    94,100     729,136
    Icom, Inc............................................    11,300     233,711
    Idec Corp............................................    57,900     536,805
#   Idemitsu Kosan Co., Ltd..............................   212,800   4,166,303
#   IDOM, Inc............................................   197,400     999,558
    Ihara Chemical Industry Co., Ltd.....................    69,100     727,777
    IHI Corp............................................. 3,756,000  10,451,028
    Iida Group Holdings Co., Ltd.........................   168,796   3,341,795

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Iino Kaiun Kaisha, Ltd...............................   287,300 $ 1,038,818
#   IJT Technology Holdings Co., Ltd.....................    22,760      68,069
#   Ikegami Tsushinki Co., Ltd...........................   228,000     271,754
#   Imagica Robot Holdings, Inc..........................    19,200     131,753
    Imasen Electric Industrial...........................    59,700     536,862
    Imperial Hotel, Ltd..................................    15,100     311,724
    Inaba Denki Sangyo Co., Ltd..........................    66,600   2,411,783
#   Inaba Seisakusho Co., Ltd............................    34,500     421,950
    Inabata & Co., Ltd...................................   147,900   1,476,448
    Inageya Co., Ltd.....................................    35,200     482,897
    Ines Corp............................................    71,500     760,046
    Infocom Corp.........................................    41,200     560,767
#   Infomart Corp........................................    46,200     499,102
    Information Services International-Dentsu, Ltd.......    41,400     807,213
    Innotech Corp........................................    66,700     309,209
    Inpex Corp........................................... 1,036,100   8,236,808
    Intage Holdings, Inc.................................    22,500     359,496
    Internet Initiative Japan, Inc.......................    90,100   1,901,112
    Inui Global Logistics Co., Ltd.......................    62,400     569,290
#   Iriso Electronics Co., Ltd...........................    26,000   1,519,718
    Ise Chemicals Corp...................................    18,000      76,154
#   Iseki & Co., Ltd.....................................   842,000   1,833,097
    Isetan Mitsukoshi Holdings, Ltd......................   389,240   3,824,673
*   Ishihara Sangyo Kaisha, Ltd.......................... 1,460,000     946,595
    Ishii Iron Works Co., Ltd............................    29,000      44,043
#   Ishizuka Glass Co., Ltd..............................    21,000      31,008
#   Istyle, Inc..........................................    34,700     310,435
    Isuzu Motors, Ltd.................................... 1,020,400  13,209,205
    Itfor, Inc...........................................    50,900     257,703
    Ito En, Ltd..........................................    67,900   2,505,341
    ITOCHU Corp.......................................... 1,002,800  11,369,597
    Itochu Enex Co., Ltd.................................   165,100   1,415,545
    Itochu Techno-Solutions Corp.........................    91,900   2,206,672
    Itochu-Shokuhin Co., Ltd.............................    13,100     531,662
#*  Itoham Yonekyu Holdings, Inc.........................   356,646   3,671,518
    Itoki Corp...........................................   165,200     935,917
#   IwaiCosmo Holdings, Inc..............................    73,500     643,753
    Iwaki & Co., Ltd.....................................    32,000      60,046
    Iwasaki Electric Co., Ltd............................   217,000     322,295
    Iwatani Corp.........................................   673,000   3,909,627
*   Iwatsu Electric Co., Ltd.............................   334,000     217,358
    Iyo Bank, Ltd. (The).................................   627,657   4,045,233
    Izumi Co., Ltd.......................................    57,200   2,480,901
#*  Izutsuya Co., Ltd....................................   204,000      87,341
    J Front Retailing Co., Ltd...........................   619,400   7,147,427
    J Trust Co., Ltd.....................................   257,000   1,940,384
    J-Oil Mills, Inc.....................................   378,000   1,277,394
#   JAC Recruitment Co., Ltd.............................    15,200     173,369
    Jaccs Co., Ltd.......................................   345,000   1,598,411
    Jafco Co., Ltd.......................................    97,000   2,540,737
#   Jalux, Inc...........................................    10,000     167,707
#   Jamco Corp...........................................    27,100     538,055
*   Janome Sewing Machine Co., Ltd.......................    69,499     397,917

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
JAPAN -- (Continued)
    Japan Airlines Co., Ltd...............................     5,300 $  163,393
#   Japan Airport Terminal Co., Ltd.......................    59,800  2,634,303
    Japan Asia Group, Ltd.................................    66,700    252,992
#   Japan Aviation Electronics Industry, Ltd..............   240,000  3,529,981
#   Japan Cash Machine Co., Ltd...........................    13,100    134,077
#*  Japan Communications, Inc.............................    32,800     68,287
    Japan Digital Laboratory Co., Ltd.....................    52,900    729,419
#*  Japan Display, Inc.................................... 1,275,600  2,289,777
#   Japan Drilling Co., Ltd...............................    33,400    702,558
    Japan Exchange Group, Inc.............................   273,600  3,855,891
    Japan Foundation Engineering Co., Ltd.................    65,400    237,279
#   Japan Lifeline Co., Ltd...............................     1,300     45,708
#   Japan Material Co., Ltd...............................     9,600    339,297
#   Japan Medical Dynamic Marketing, Inc..................    46,100    328,779
    Japan Oil Transportation Co., Ltd.....................     2,000      4,430
    Japan Petroleum Exploration Co., Ltd..................    58,100  1,212,782
#   Japan Property Management Center Co., Ltd.............    16,900    213,622
    Japan Pulp & Paper Co., Ltd...........................   207,000    737,487
#   Japan Radio Co., Ltd..................................   233,000    657,446
    Japan Securities Finance Co., Ltd.....................   198,100    801,168
    Japan Steel Works, Ltd. (The).........................   951,000  4,254,282
    Japan Tobacco, Inc....................................   248,700  9,699,230
    Japan Transcity Corp..................................    89,000    335,457
    Japan Wool Textile Co., Ltd. (The)....................   199,500  1,394,008
    Jastec Co., Ltd.......................................    12,500    126,378
    JBCC Holdings, Inc....................................    41,200    265,077
    JCU Corp..............................................    16,600    538,652
    Jeol, Ltd.............................................   325,000  1,302,507
    JFE Holdings, Inc.....................................   630,508  8,217,366
    JGC Corp..............................................   320,000  4,684,693
    Jimoto Holdings, Inc..................................   206,400    316,679
#   Jin Co., Ltd..........................................    21,000    871,228
    JK Holdings Co., Ltd..................................    22,800    107,460
#   JMS Co., Ltd..........................................    48,000    133,839
#   Joban Kosan Co., Ltd..................................    75,000    110,703
    Joshin Denki Co., Ltd.................................    83,000    697,076
    Joyful Honda Co., Ltd.................................     6,000    150,596
    Joyo Bank, Ltd. (The)................................. 1,305,000  5,099,403
#   JP-Holdings, Inc......................................   105,700    309,775
    JSP Corp..............................................    29,000    669,821
    JSR Corp..............................................   330,300  4,511,571
    JTEKT Corp............................................   377,600  5,274,301
#   Juki Corp.............................................   124,399  1,066,903
#   Juroku Bank, Ltd. (The)............................... 1,009,000  2,877,048
    Justsystems Corp......................................    62,100    533,443
#   JVC Kenwood Corp......................................   441,070  1,014,689
#   JX Holdings, Inc...................................... 2,450,170  9,283,378
    K&O Energy Group, Inc.................................    45,000    641,786
#   K's Holdings Corp.....................................   214,440  3,963,681
    kabu.com Securities Co., Ltd..........................   461,600  1,537,088
    Kabuki-Za Co., Ltd....................................     1,000     49,310
*   Kadokawa Dwango.......................................   113,853  1,534,398
    Kaga Electronics Co., Ltd.............................    67,300    832,212

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Kagome Co., Ltd......................................     8,200 $   222,982
    Kajima Corp..........................................   402,000   2,971,512
#   Kakaku.com, Inc......................................   131,900   2,736,489
#   Kaken Pharmaceutical Co., Ltd........................    56,500   3,736,149
#   Kakiyasu Honten Co., Ltd.............................     2,800      50,391
    Kameda Seika Co., Ltd................................    27,000   1,487,757
    Kamei Corp...........................................    73,300     598,004
    Kamigumi Co., Ltd....................................   501,000   4,508,655
    Kanaden Corp.........................................    40,300     374,705
    Kanagawa Chuo Kotsu Co., Ltd.........................    54,000     325,466
    Kanamoto Co., Ltd....................................   107,000   2,230,345
    Kandenko Co., Ltd....................................   372,000   3,646,071
    Kaneka Corp..........................................   686,000   5,166,269
    Kaneko Seeds Co., Ltd................................       900      13,518
    Kanematsu Corp....................................... 1,483,000   2,426,495
    Kanematsu Electronics, Ltd...........................    19,700     372,141
*   Kansai Electric Power Co., Inc. (The)................   296,100   2,755,063
#   Kansai Paint Co., Ltd................................   162,000   3,392,568
#   Kansai Super Market, Ltd.............................     1,500      14,719
    Kansai Urban Banking Corp............................    94,000     967,501
#   Kanto Denka Kogyo Co., Ltd...........................   154,000   1,663,755
    Kao Corp.............................................   101,100   5,444,557
#   Kappa Create Co., Ltd................................    24,800     297,098
    Kasai Kogyo Co., Ltd.................................    85,900     850,025
    Katakura & Co-op Agri Corp...........................    20,000      38,827
#   Katakura Industries Co., Ltd.........................    93,000   1,104,222
    Kato Sangyo Co., Ltd.................................    70,800   1,707,906
#   Kato Works Co., Ltd..................................   149,128     640,862
#   KAWADA TECHNOLOGIES, Inc.............................    16,400     576,409
    Kawai Musical Instruments Manufacturing Co., Ltd.....    21,800     411,142
    Kawakin Holdings Co., Ltd............................    10,000      28,117
    Kawasaki Heavy Industries, Ltd....................... 2,604,000   7,660,649
    Kawasaki Kinkai Kisen Kaisha, Ltd....................    28,000      75,928
#   Kawasaki Kisen Kaisha, Ltd........................... 3,226,000   7,918,461
    Kawasumi Laboratories, Inc...........................    43,900     254,524
    KDDI Corp............................................   620,700  19,047,487
    Keihan Holdings Co., Ltd.............................   769,000   5,529,424
    Keihanshin Building Co., Ltd.........................   122,200     609,615
    Keihin Co., Ltd......................................   107,000     142,344
    Keihin Corp..........................................   163,300   2,557,386
    Keikyu Corp..........................................   199,000   2,016,083
    Keio Corp............................................   257,000   2,391,262
    Keisei Electric Railway Co., Ltd.....................   233,000   3,054,542
    Keiyo Bank, Ltd. (The)...............................   857,000   3,652,760
#   Keiyo Co., Ltd.......................................   106,600     556,013
#   Kenedix, Inc.........................................   436,300   1,756,840
    Kenko Mayonnaise Co., Ltd............................    18,800     559,000
    Kewpie Corp..........................................   143,900   4,430,883
#   Key Coffee, Inc......................................    39,400     757,150
    Keyence Corp.........................................     4,905   3,459,854
#   KFC Holdings Japan, Ltd..............................    11,500     209,335
*   KI Holdings Co., Ltd.................................    20,000      61,363
    Kikkoman Corp........................................   101,050   3,588,022

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Kimoto Co., Ltd......................................   123,000 $   205,549
    Kimura Chemical Plants Co., Ltd......................    20,500      59,511
    Kimura Unity Co., Ltd................................     2,000      20,458
    Kinden Corp..........................................   289,900   3,499,143
#   King Jim Co., Ltd....................................     3,500      29,111
#   Kinki Sharyo Co., Ltd................................   155,000     384,941
*   Kintetsu Department Store Co., Ltd...................    47,000     158,935
    Kintetsu Group Holdings Co., Ltd.....................   794,000   3,430,160
    Kintetsu World Express, Inc..........................   105,000   1,458,920
    Kinugawa Rubber Industrial Co., Ltd..................   159,000   1,204,082
    Kirin Holdings Co., Ltd..............................   670,780  11,512,093
    Kirindo Holdings Co., Ltd............................     6,600      51,096
    Kissei Pharmaceutical Co., Ltd.......................    41,300     940,644
    Kita-Nippon Bank, Ltd. (The).........................    22,800     652,244
    Kitagawa Iron Works Co., Ltd.........................   286,000     488,198
    Kitamura Co., Ltd....................................       900       6,996
    Kitano Construction Corp.............................   137,000     339,905
#   Kito Corp............................................    60,200     503,628
    Kitz Corp............................................   313,600   1,679,388
    Kiyo Bank, Ltd. (The)................................   197,100   2,867,769
#*  KLab, Inc............................................   135,000     799,234
*   KNT-CT Holdings Co., Ltd.............................   381,000     517,759
    Koa Corp.............................................   114,700     950,533
    Koatsu Gas Kogyo Co., Ltd............................    42,000     274,336
#   Kobayashi Pharmaceutical Co., Ltd....................    42,400   2,001,102
#   Kobe Bussan Co., Ltd.................................    18,100     360,718
*   Kobe Electric Railway Co., Ltd.......................    26,000      92,991
    Kobe Steel, Ltd...................................... 7,645,821   6,616,550
#   Kobelco Eco-Solutions Co., Ltd.......................    32,000     124,414
    Kogi Corp............................................    13,000      22,577
    Kohnan Shoji Co., Ltd................................    82,400   1,688,158
    Kohsoku Corp.........................................    15,800     139,744
    Koike Sanso Kogyo Co., Ltd...........................    40,000      92,370
    Koito Manufacturing Co., Ltd.........................   151,300   7,470,748
*   Kojima Co., Ltd......................................   125,000     293,915
#   Kokusai Co., Ltd.....................................    17,300     143,342
    Kokuyo Co., Ltd......................................   347,864   5,112,938
    KOMAIHALTEC, Inc.....................................   121,000     237,801
    Komatsu Seiren Co., Ltd..............................   110,000     732,238
    Komatsu Wall Industry Co., Ltd.......................     5,600      89,061
#   Komatsu, Ltd.........................................   663,200  12,887,138
#   Komehyo Co., Ltd.....................................    18,700     191,471
    Komeri Co., Ltd......................................   102,600   2,309,254
    Komori Corp..........................................   232,200   2,593,939
    Konaka Co., Ltd......................................    76,080     375,746
    Konami Holdings Corp.................................   173,162   6,713,776
#   Kondotec, Inc........................................    40,700     303,219
    Konica Minolta, Inc..................................   968,000   7,779,440
    Konishi Co., Ltd.....................................    98,000   1,283,680
    Konoike Transport Co., Ltd...........................    85,100     984,516
#*  Kosaido Co., Ltd.....................................       600       1,778
    Kose Corp............................................    49,800   4,586,024
#   Kosei Securities Co., Ltd. (The).....................   168,000     190,793

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
JAPAN -- (Continued)
#   Koshidaka Holdings Co., Ltd...........................    11,600 $  232,925
    Kotobuki Spirits Co., Ltd.............................    24,000    727,033
#   Kourakuen Holdings Corp...............................     6,900    103,901
    Krosaki Harima Corp...................................   178,000    430,800
    KRS Corp..............................................    25,700    610,812
    KU Holdings Co., Ltd..................................    15,600    116,153
    Kubota Corp...........................................    86,000  1,245,894
    Kubota Corp. Sponsored ADR............................    43,382  3,161,029
    Kumagai Gumi Co., Ltd................................. 1,105,000  3,678,042
    Kura Corp.............................................    30,500  1,608,899
    Kurabo Industries, Ltd................................   683,000  1,280,661
    Kuraray Co., Ltd......................................   736,900  9,293,811
    Kureha Corp...........................................   525,000  2,184,765
    Kurimoto, Ltd.........................................   372,000    603,358
    Kurita Water Industries, Ltd..........................   192,400  4,264,601
    Kuriyama Holdings Corp................................    17,500    205,394
    Kuroda Electric Co., Ltd..............................   122,300  2,238,994
#   Kusuri No Aoki Co., Ltd...............................    23,400  1,206,472
    KYB Corp..............................................   747,000  2,654,464
    Kyocera Corp..........................................    86,430  4,094,687
    Kyocera Corp. Sponsored ADR...........................    57,109  2,688,692
    Kyodo Printing Co., Ltd...............................   229,000    734,777
    Kyoei Steel, Ltd......................................    71,700  1,391,767
    Kyokuto Boeki Kaisha, Ltd.............................    71,796    127,401
    Kyokuto Kaihatsu Kogyo Co., Ltd.......................    93,800    965,200
    Kyokuto Securities Co., Ltd...........................    72,600    880,090
#   Kyokuyo Co., Ltd......................................   218,000    564,116
    KYORIN Holdings, Inc..................................   115,700  2,474,894
    Kyoritsu Maintenance Co., Ltd.........................    40,887  2,991,374
#   Kyoritsu Printing Co., Ltd............................    82,400    245,701
    Kyosan Electric Manufacturing Co., Ltd................   164,000    582,640
#   Kyoto Kimono Yuzen Co., Ltd...........................    16,000    136,757
    Kyowa Electronic Instruments Co., Ltd.................    65,500    215,558
    Kyowa Exeo Corp.......................................   243,200  3,163,876
    Kyowa Hakko Kirin Co., Ltd............................   174,000  3,040,092
    Kyowa Leather Cloth Co., Ltd..........................    15,100    120,603
#   Kyudenko Corp.........................................   110,000  3,866,890
    Kyushu Electric Power Co., Inc........................   176,500  1,653,644
    Kyushu Financial Group, Inc...........................   833,900  4,607,100
    LAC Co., Ltd..........................................    13,800    128,542
#   Land Business Co., Ltd................................    17,200     41,597
#*  Laox Co., Ltd.........................................    61,699    411,107
#   Lasertec Corp.........................................    58,800    823,244
    Lawson, Inc...........................................    34,400  2,648,744
    LEC, Inc..............................................    21,200    377,783
    Leopalace21 Corp......................................   608,500  4,360,257
#   Life Corp.............................................    30,100    884,071
    Link And Motivation, Inc..............................    51,100    114,806
    Lintec Corp...........................................   144,900  3,067,507
    Lion Corp.............................................   360,000  5,459,350
#*  Livesense, Inc........................................    10,800     43,027
    LIXIL Group Corp......................................   365,919  6,805,688
    Lonseal Corp..........................................    23,000     32,405

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Look, Inc............................................   102,000 $   138,982
    M3, Inc..............................................    56,300   1,801,545
    Mabuchi Motor Co., Ltd...............................    32,900   1,489,791
    Macnica Fuji Electronics Holdings, Inc...............   118,550   1,148,680
#   Maeda Corp...........................................   426,000   3,869,547
    Maeda Kosen Co., Ltd.................................    44,600     479,839
    Maeda Road Construction Co., Ltd.....................   189,000   3,578,241
    Maezawa Kasei Industries Co., Ltd....................    47,300     483,024
    Maezawa Kyuso Industries Co., Ltd....................    20,000     273,960
    Makino Milling Machine Co., Ltd......................   365,000   2,049,704
    Makita Corp..........................................    92,800   6,528,999
    Makita Corp. Sponsored ADR...........................    12,396     867,720
    Mamezou Holdings Co., Ltd............................    10,200      97,107
#   Mamiya-Op Co., Ltd...................................   148,000     180,065
    Mandom Corp..........................................    31,800   1,402,339
#   Mani, Inc............................................    20,600     418,835
    Mars Engineering Corp................................    29,100     596,332
    Marubeni Corp........................................ 2,184,859  10,157,574
    Marubun Corp.........................................    57,400     333,248
    Marudai Food Co., Ltd................................   430,000   2,060,966
#*  Maruei Department Store Co., Ltd.....................    27,000      21,492
#   Marufuji Sheet Piling Co., Ltd.......................    16,000      36,730
    Maruha Nichiro Corp..................................   150,282   3,811,134
    Marui Group Co., Ltd.................................   353,300   5,095,176
    Maruichi Steel Tube, Ltd.............................    34,500   1,274,587
    Maruka Machinery Co., Ltd............................    16,400     181,331
#   Marusan Securities Co., Ltd..........................   127,800   1,058,058
    Maruwa Co., Ltd......................................    34,300   1,293,006
    Maruwa Unyu Kikan Co., Ltd...........................     6,400     182,521
    Maruyama Manufacturing Co., Inc......................   106,000     181,033
#*  Maruzen CHI Holdings Co., Ltd........................     6,400      23,182
    Maruzen Showa Unyu Co., Ltd..........................   161,000     642,644
#   Marvelous, Inc.......................................    57,700     442,998
    Matsuda Sangyo Co., Ltd..............................    42,862     554,911
    Matsui Construction Co., Ltd.........................    72,600     919,605
    Matsui Securities Co., Ltd...........................    82,900     726,282
#   Matsumotokiyoshi Holdings Co., Ltd...................    84,300   3,717,332
#   Matsuya Co., Ltd.....................................    50,700     384,558
    Matsuya Foods Co., Ltd...............................    18,700     522,040
    Max Co., Ltd.........................................    71,000     908,261
    Maxvalu Nishinihon Co., Ltd..........................     1,700      25,753
#   Maxvalu Tokai Co., Ltd...............................    15,800     268,201
    Mazda Motor Corp..................................... 1,172,000  17,140,519
#   McDonald's Holdings Co. Japan, Ltd...................    44,700   1,370,433
    MCJ Co., Ltd.........................................     4,400      25,654
#   MEC Co., Ltd.........................................    37,800     332,283
#   Medical System Network Co., Ltd......................    30,500     161,632
    Medipal Holdings Corp................................   257,700   4,217,038
#   Megachips Corp.......................................    62,700     760,016
    Megmilk Snow Brand Co., Ltd..........................   127,200   4,405,272
    Meidensha Corp.......................................   622,000   2,128,160
    MEIJI Holdings Co., Ltd..............................   124,620  12,992,416
    Meiji Shipping Co., Ltd..............................    32,900     100,144

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
*   Meiko Electronics Co., Ltd...........................    64,800 $   225,220
    Meiko Network Japan Co., Ltd.........................    59,500     635,792
    Meisei Industrial Co., Ltd...........................   135,600     651,592
    Meitec Corp..........................................    39,400   1,311,480
    Meito Sangyo Co., Ltd................................    14,900     194,220
#   Meiwa Corp...........................................    61,200     196,247
    Meiwa Estate Co., Ltd................................    41,700     232,519
    Melco Holdings, Inc..................................    37,600   1,070,748
    Menicon Co., Ltd.....................................     1,700      52,458
    Mesco, Inc...........................................     6,000      50,840
#   Michinoku Bank, Ltd. (The)...........................   798,091   1,502,441
#   Micronics Japan Co., Ltd.............................   117,700   1,039,637
    Mie Bank, Ltd. (The).................................   370,000     739,036
    Mie Kotsu Group Holdings, Inc........................    11,400      41,575
    Mikuni Corp..........................................    31,200      96,325
    Milbon Co., Ltd......................................    17,736     764,388
    MIMAKI ENGINEERING Co., Ltd..........................    42,600     182,985
    Mimasu Semiconductor Industry Co., Ltd...............    79,300     816,775
    Minato Bank, Ltd. (The)..............................   630,000   1,076,651
    Minebea Co., Ltd.....................................   797,400   6,323,661
#   Ministop Co., Ltd....................................    62,600   1,051,275
    Miraca Holdings, Inc.................................    89,600   4,126,960
    Miraial Co., Ltd.....................................     2,100      14,964
    Mirait Holdings Corp.................................   226,130   2,408,197
    Miroku Jyoho Service Co., Ltd........................    42,800     566,749
#   Misawa Homes Co., Ltd................................   115,000     843,825
    MISUMI Group, Inc....................................   200,700   3,686,242
    Mitani Corp..........................................    31,400     967,332
    Mitani Sekisan Co., Ltd..............................       700      14,304
    Mito Securities Co., Ltd.............................   200,900     467,854
    Mitsuba Corp.........................................   125,900   1,487,712
    Mitsubishi Chemical Holdings Corp.................... 3,570,700  19,287,130
    Mitsubishi Corp......................................   623,900  10,733,997
    Mitsubishi Electric Corp............................. 1,199,000  13,978,489
    Mitsubishi Estate Co., Ltd...........................   189,073   3,516,299
    Mitsubishi Gas Chemical Co., Inc.....................   888,000   5,059,141
    Mitsubishi Heavy Industries, Ltd..................... 3,745,000  15,920,004
    Mitsubishi Kakoki Kaisha, Ltd........................   103,000     195,776
#   Mitsubishi Logistics Corp............................   272,000   3,787,233
    Mitsubishi Materials Corp............................ 3,146,200   8,268,028
    Mitsubishi Motors Corp............................... 1,545,500   7,204,370
    Mitsubishi Nichiyu Forklift Co., Ltd.................   130,500     701,363
*   Mitsubishi Paper Mills, Ltd..........................   935,000     654,622
    Mitsubishi Pencil Co., Ltd...........................    33,700   1,643,017
    Mitsubishi Research Institute, Inc...................    10,000     309,885
    Mitsubishi Shokuhin Co., Ltd.........................    34,700     960,378
    Mitsubishi Steel Manufacturing Co., Ltd..............   496,000     828,473
    Mitsubishi Tanabe Pharma Corp........................   169,800   3,169,704
    Mitsubishi UFJ Financial Group, Inc.................. 6,194,700  31,317,455
    Mitsubishi UFJ Financial Group, Inc. Sponsored ADR... 1,791,677   9,137,553
    Mitsubishi UFJ Lease & Finance Co., Ltd..............   939,100   3,778,573
    Mitsuboshi Belting, Ltd..............................   142,000   1,196,501
    Mitsui & Co., Ltd....................................   586,500   6,871,344

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
JAPAN -- (Continued)
    Mitsui & Co., Ltd. Sponsored ADR....................     15,092 $ 3,531,830
    Mitsui Chemicals, Inc...............................  2,573,065  10,883,595
#   Mitsui Engineering & Shipbuilding Co., Ltd..........  2,980,000   4,333,944
    Mitsui Fudosan Co., Ltd.............................    283,000   6,125,734
    Mitsui High-Tec, Inc................................     98,500     683,114
    Mitsui Home Co., Ltd................................     84,000     373,759
    Mitsui Matsushima Co., Ltd..........................    505,000     486,293
    Mitsui Mining & Smelting Co., Ltd...................  2,225,000   4,222,685
    Mitsui OSK Lines, Ltd...............................  2,636,000   5,614,142
    Mitsui Sugar Co., Ltd...............................    276,000   1,375,523
    Mitsui-Soko Holdings Co., Ltd.......................    409,000   1,079,740
#*  Mitsumi Electric Co., Ltd...........................    401,000   2,005,669
    Mitsumura Printing Co., Ltd.........................     15,000      29,625
    Mitsuuroko Group Holdings Co., Ltd..................     41,200     205,018
#   Miyaji Engineering Group, Inc.......................    202,000     294,374
    Miyazaki Bank, Ltd. (The)...........................    503,000   1,457,633
#   Miyoshi Oil & Fat Co., Ltd..........................    274,000     334,314
    Mizuho Financial Group, Inc......................... 17,400,060  27,915,358
    Mizuno Corp.........................................    367,605   1,922,828
#   Mochida Pharmaceutical Co., Ltd.....................     24,299   1,852,811
    Modec, Inc..........................................     74,200   1,157,026
#   Monex Group, Inc....................................    701,600   1,725,370
#   Money Partners Group Co., Ltd.......................     39,300     186,915
#   MONEY SQUARE HOLDINGS, Inc..........................     24,800     214,842
#   Monogatari Corp. (The)..............................     14,400     752,848
#   MonotaRO Co., Ltd...................................     97,000   2,819,996
#   MORESCO Corp........................................     24,700     292,590
    Morinaga & Co., Ltd.................................    564,000   3,719,896
    Morinaga Milk Industry Co., Ltd.....................    821,000   6,094,627
    Morita Holdings Corp................................     80,900   1,109,312
#   Morito Co., Ltd.....................................     19,900     152,644
    Morozoff, Ltd.......................................     74,000     313,652
    Mory Industries, Inc................................     77,000     231,940
#   Mr Max Corp.........................................     50,900     157,573
    MS&AD Insurance Group Holdings, Inc.................    228,474   6,582,731
#   MTI, Ltd............................................     58,200     387,718
    Mugen Estate Co., Ltd...............................      7,200      62,309
    Murata Manufacturing Co., Ltd.......................     62,340   7,611,816
    Musashi Seimitsu Industry Co., Ltd..................     82,900   1,704,190
    Musashino Bank, Ltd. (The)..........................    105,000   2,628,194
#   Mutoh Holdings Co., Ltd.............................     93,000     209,388
    N Field Co., Ltd....................................     14,600     235,005
    Nabtesco Corp.......................................    196,600   5,288,395
#   NAC Co., Ltd........................................     36,100     305,900
#   Nachi-Fujikoshi Corp................................    717,000   2,333,853
    Nafco Co., Ltd......................................        200       3,184
    Nagaileben Co., Ltd.................................     17,200     408,099
#   Nagano Bank, Ltd. (The).............................    312,000     599,137
    Nagano Keiki Co., Ltd...............................     14,300      83,159
    Nagase & Co., Ltd...................................    349,800   4,070,884
    Nagatanien Holdings Co., Ltd........................     19,000     237,243
    Nagawa Co., Ltd.....................................      2,700      92,645
    Nagoya Railroad Co., Ltd............................    769,000   4,319,929

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
*   Naigai Co., Ltd......................................   122,000 $    51,931
    Nakabayashi Co., Ltd.................................   101,000     268,607
    Nakamuraya Co., Ltd..................................    47,000     217,785
    Nakanishi, Inc.......................................    21,900     755,831
    Nakano Corp..........................................    33,800     140,198
*   Nakayama Steel Works, Ltd............................   965,000     504,288
#   Namura Shipbuilding Co., Ltd.........................   172,548     974,395
    Nankai Electric Railway Co., Ltd.....................   570,000   3,155,964
    Nanto Bank, Ltd. (The)...............................   762,000   2,988,588
    Natori Co., Ltd......................................    15,400     230,259
    NDS Co., Ltd.........................................    81,000     212,958
    NEC Capital Solutions, Ltd...........................    29,500     438,183
    NEC Corp............................................. 5,857,800  15,996,858
    NEC Networks & System Integration Corp...............    82,200   1,509,994
    NET One Systems Co., Ltd.............................   291,700   1,975,108
    Neturen Co., Ltd.....................................   108,300     836,486
#*  New Japan Chemical Co., Ltd..........................    57,600      76,827
*   New Japan Radio Co., Ltd.............................    65,400     229,798
    Nexon Co., Ltd.......................................   125,900   1,866,455
#   Next Co., Ltd........................................    81,400     784,279
#   Nexyz Group Corp.....................................     9,300     116,566
    NGK Insulators, Ltd..................................   155,000   3,700,475
#   NGK Spark Plug Co., Ltd..............................   278,700   4,548,296
    NH Foods, Ltd........................................   245,000   5,957,963
    NHK Spring Co., Ltd..................................   522,200   4,563,730
    Nice Holdings, Inc...................................   267,000     377,211
    Nichi-iko Pharmaceutical Co., Ltd....................   147,950   3,185,295
    Nichia Steel Works, Ltd..............................    41,000      91,402
    Nichias Corp.........................................   301,000   2,433,193
    Nichiban Co., Ltd....................................    73,000     534,171
    Nichicon Corp........................................   185,300   1,369,036
    Nichiden Corp........................................     9,200     278,316
    Nichiha Corp.........................................    88,400   1,710,660
#   Nichii Gakkan Co., Ltd...............................   126,900     895,247
    Nichimo Co., Ltd.....................................    48,000      79,185
    Nichirei Corp........................................   779,000   7,433,377
    Nichireki Co., Ltd...................................    91,000     626,672
    Nichirin Co., Ltd....................................    14,400     191,821
    Nidec Corp...........................................    35,678   3,237,441
    Nidec Corp. Sponsored ADR............................    20,578     466,915
#   Nifco, Inc...........................................   118,700   6,666,362
    Nihon Chouzai Co., Ltd...............................    22,060     957,849
#   Nihon Dempa Kogyo Co., Ltd...........................    70,600     589,573
    Nihon Eslead Corp....................................    22,600     227,975
    Nihon Flush Co., Ltd.................................    19,900     223,239
#   Nihon House Holdings Co., Ltd........................   160,200     547,682
    Nihon Kagaku Sangyo Co., Ltd.........................    11,000      80,496
#   Nihon Kohden Corp....................................   110,000   3,046,023
    Nihon M&A Center, Inc................................    55,300   3,390,036
#   Nihon Nohyaku Co., Ltd...............................   161,300     873,110
    Nihon Parkerizing Co., Ltd...........................   187,300   2,254,438
#   Nihon Plast Co., Ltd.................................    41,900     337,267
    Nihon Tokushu Toryo Co., Ltd.........................    32,600     334,940

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
JAPAN -- (Continued)
    Nihon Trim Co., Ltd...................................    16,300 $1,101,160
    Nihon Unisys, Ltd.....................................   180,600  2,461,719
    Nihon Yamamura Glass Co., Ltd.........................   266,000    419,483
#   Nikkiso Co., Ltd......................................   250,000  1,750,007
    Nikko Co., Ltd........................................    60,000    197,633
    Nikkon Holdings Co., Ltd..............................   208,200  4,156,407
#   Nikon Corp............................................   298,100  4,212,383
#   Nintendo Co., Ltd.....................................    10,900  2,262,486
    Nippi, Inc............................................    15,000     97,733
    Nippo Corp............................................   184,000  3,382,431
    Nippon Air Conditioning Services Co., Ltd.............    12,600     66,166
    Nippon Beet Sugar Manufacturing Co., Ltd..............   523,000    970,143
#   Nippon Carbide Industries Co., Inc....................   292,000    415,812
#   Nippon Carbon Co., Ltd................................   396,000    742,695
#   Nippon Ceramic Co., Ltd...............................    12,000    237,995
#   Nippon Chemi-Con Corp.................................   505,000    738,871
    Nippon Chemical Industrial Co., Ltd...................   249,000    521,398
    Nippon Chemiphar Co., Ltd.............................    70,000    316,490
    Nippon Chutetsukan K.K................................    36,000     51,652
    Nippon Coke & Engineering Co., Ltd....................   567,400    367,267
    Nippon Commercial Development Co., Ltd................     9,200    135,735
#   Nippon Concrete Industries Co., Ltd...................   179,800    653,013
    Nippon Denko Co., Ltd.................................   488,850    804,721
    Nippon Densetsu Kogyo Co., Ltd........................    85,400  1,707,678
    Nippon Electric Glass Co., Ltd........................ 1,044,000  4,739,425
    Nippon Express Co., Ltd............................... 1,015,000  5,120,101
    Nippon Felt Co., Ltd..................................    15,100     70,433
    Nippon Filcon Co., Ltd................................    16,300     70,898
    Nippon Fine Chemical Co., Ltd.........................    30,400    231,791
    Nippon Flour Mills Co., Ltd...........................   508,000  3,706,272
    Nippon Gas Co., Ltd...................................   111,200  2,640,918
    Nippon Hume Corp......................................    79,600    499,093
    Nippon Kanzai Co., Ltd................................    16,000    266,089
    Nippon Kasei Chemical Co., Ltd........................    26,000     26,878
    Nippon Kayaku Co., Ltd................................   389,000  4,023,667
*   Nippon Kinzoku Co., Ltd...............................   216,000    211,219
#   Nippon Kodoshi Corp...................................    11,200     86,919
    Nippon Koei Co., Ltd..................................   269,000    858,719
    Nippon Koshuha Steel Co., Ltd.........................   271,000    181,400
#   Nippon Light Metal Holdings Co., Ltd.................. 2,276,000  5,166,777
    Nippon Paint Holdings Co., Ltd........................    79,900  2,182,790
#   Nippon Paper Industries Co., Ltd......................   356,202  6,481,030
#   Nippon Parking Development Co., Ltd...................   335,600    403,799
    Nippon Pillar Packing Co., Ltd........................    72,500    754,074
    Nippon Piston Ring Co., Ltd...........................    25,100    357,342
    Nippon Rietec Co., Ltd................................     3,000     26,145
    Nippon Road Co., Ltd. (The)...........................   210,000    860,379
    Nippon Seiki Co., Ltd.................................    91,000  1,507,783
    Nippon Seisen Co., Ltd................................    60,000    240,521
#*  Nippon Sharyo, Ltd....................................   264,000    713,929
#*  Nippon Sheet Glass Co., Ltd........................... 2,292,000  1,677,728
    Nippon Shokubai Co., Ltd..............................    73,200  4,603,865
    Nippon Signal Co., Ltd................................   172,500  1,645,615

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
#   Nippon Soda Co., Ltd.................................   442,000 $ 1,939,115
    Nippon Steel & Sumikin Bussan Corp...................   630,000   2,156,016
    Nippon Steel & Sumitomo Metal Corp...................   733,614  13,791,634
    Nippon Suisan Kaisha, Ltd............................   922,000   4,576,669
    Nippon Synthetic Chemical Industry Co., Ltd. (The)...   166,000   1,032,232
    Nippon Systemware Co., Ltd...........................    24,400     294,135
    Nippon Telegraph & Telephone Corp....................    80,600   3,830,092
    Nippon Telegraph & Telephone Corp. ADR...............    76,500   3,628,395
    Nippon Television Holdings, Inc......................    31,400     526,776
    Nippon Thompson Co., Ltd.............................   229,000     749,909
    Nippon Tungsten Co., Ltd.............................    31,000      50,046
    Nippon Valqua Industries, Ltd........................   165,000     429,828
    Nippon Yakin Kogyo Co., Ltd..........................   347,800     452,171
    Nippon Yusen K.K..................................... 4,737,309   8,383,821
#   Nipro Corp...........................................   440,800   5,470,583
    Nishi-Nippon City Bank, Ltd. (The)................... 2,243,569   4,342,980
    Nishi-Nippon Railroad Co., Ltd.......................   595,000   3,101,974
    Nishimatsu Construction Co., Ltd..................... 1,066,000   5,285,195
    Nishimatsuya Chain Co., Ltd..........................    91,100   1,299,188
    Nishio Rent All Co., Ltd.............................    61,600   1,491,738
    Nissan Chemical Industries, Ltd......................   192,700   6,156,231
    Nissan Motor Co., Ltd................................ 3,081,900  29,858,897
    Nissan Shatai Co., Ltd...............................   161,300   1,609,613
    Nissan Tokyo Sales Holdings Co., Ltd.................    62,500     140,982
#   Nissei ASB Machine Co., Ltd..........................    32,800     592,813
#   Nissei Build Kogyo Co., Ltd..........................   195,000   1,071,003
    Nissei Plastic Industrial Co., Ltd...................    41,400     273,452
#   Nissha Printing Co., Ltd.............................   104,600   2,070,576
    Nisshin Fudosan Co...................................   109,000     372,222
    Nisshin Oillio Group, Ltd. (The).....................   587,000   2,776,470
    Nisshin Seifun Group, Inc............................   380,545   6,281,831
    Nisshin Steel Co., Ltd...............................   347,574   4,309,699
    Nisshinbo Holdings, Inc..............................   449,500   4,183,324
    Nissin Corp..........................................   201,000     605,838
    Nissin Electric Co., Ltd.............................   121,000   2,080,634
    Nissin Foods Holdings Co., Ltd.......................    31,175   1,769,822
    Nissin Kogyo Co., Ltd................................   162,800   2,411,630
    Nissin Sugar Co., Ltd................................    35,700     481,100
    Nissui Pharmaceutical Co., Ltd.......................    44,400     490,678
    Nitori Holdings Co., Ltd.............................    32,300   4,017,233
    Nitta Corp...........................................    42,500   1,057,318
#   Nitta Gelatin, Inc...................................    36,200     271,192
    Nittan Valve Co., Ltd................................    27,500      88,298
    Nittetsu Mining Co., Ltd.............................   199,000     686,768
    Nitto Boseki Co., Ltd................................   418,000   1,515,077
    Nitto Denko Corp.....................................   130,200   8,726,110
#   Nitto FC Co., Ltd....................................    12,700     102,829
    Nitto Kogyo Corp.....................................    87,300   1,195,522
    Nitto Kohki Co., Ltd.................................    26,200     608,510
    Nitto Seiko Co., Ltd.................................    47,000     132,881
#   Nittoc Construction Co., Ltd.........................   114,949     510,501
    Nittoku Engineering Co., Ltd.........................    46,200     570,228
    NJS Co., Ltd.........................................     9,000     100,059

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    NOF Corp.............................................   409,000 $ 3,527,989
    Nohmi Bosai, Ltd.....................................    71,100   1,066,770
#   Nojima Corp..........................................    88,100   1,534,689
    NOK Corp.............................................   324,000   6,160,803
    Nomura Co., Ltd......................................    66,100     989,577
    Nomura Holdings, Inc................................. 1,804,200   8,120,986
    Nomura Holdings, Inc. Sponsored ADR..................   389,917   1,742,929
    Nomura Real Estate Holdings, Inc.....................   445,900   7,690,058
#   Nomura Research Institute, Ltd.......................    47,850   1,687,700
    Noritake Co., Ltd....................................   318,000     738,401
#   Noritsu Koki Co., Ltd................................    94,900     641,098
    Noritz Corp..........................................   114,400   2,237,931
    North Pacific Bank, Ltd.............................. 1,180,300   3,853,019
    NS Solutions Corp....................................   105,000   1,982,326
    NS United Kaiun Kaisha, Ltd..........................   383,000     504,901
    NSD Co., Ltd.........................................    68,639   1,136,352
    NSK, Ltd.............................................   857,900   7,216,215
    NTN Corp............................................. 1,493,000   4,800,148
    NTT Data Corp........................................    74,100   3,677,073
    NTT DOCOMO, Inc...................................... 1,305,900  35,473,909
    NTT DOCOMO, Inc. Sponsored ADR.......................    43,500   1,187,985
    NTT Urban Development Corp...........................   123,000   1,310,879
#   Nuflare Technology, Inc..............................    13,700     656,512
#   OAK Capital Corp.....................................   177,100     260,782
    Obara Group, Inc.....................................    36,900   1,519,267
    Obayashi Corp........................................   546,000   5,971,462
    Obayashi Road Corp...................................    96,700     685,337
    Obic Co., Ltd........................................    64,400   3,748,893
    Odakyu Electric Railway Co., Ltd.....................   277,000   3,279,397
#   Odelic Co., Ltd......................................    10,100     372,689
#   Oenon Holdings, Inc..................................   217,000     442,133
    Ogaki Kyoritsu Bank, Ltd. (The)......................   961,000   3,162,457
    Ohara, Inc...........................................    15,100      79,319
    Ohashi Technica, Inc.................................    18,200     219,272
    Ohba Co., Ltd........................................     5,500      21,980
#   Ohsho Food Service Corp..............................    32,300   1,233,980
    OIE Sangyo Co., Ltd..................................     1,200      10,816
    Oiles Corp...........................................    60,101   1,072,280
    Oita Bank, Ltd. (The)................................   383,000   1,238,159
    Oji Holdings Corp.................................... 1,627,000   6,785,151
    Okabe Co., Ltd.......................................   135,000   1,048,805
    Okamoto Industries, Inc..............................   140,000   1,441,111
    Okamoto Machine Tool Works, Ltd......................    64,000      74,045
    Okamura Corp.........................................   165,900   1,713,281
    Okasan Securities Group, Inc.........................   543,000   2,731,139
#   Okaya Electric Industries Co., Ltd...................     6,700      24,211
    Oki Electric Industry Co., Ltd....................... 3,120,000   4,241,474
    Okinawa Cellular Telephone Co........................    12,900     398,888
#   Okinawa Electric Power Co., Inc. (The)...............    87,930   1,770,634
#   OKK Corp.............................................   287,000     285,908
    OKUMA Corp...........................................   366,000   2,784,228
    Okumura Corp.........................................   566,000   3,341,488
    Okura Industrial Co., Ltd............................   115,000     338,767

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Okuwa Co., Ltd.......................................    46,000 $   471,481
    Olympic Group Corp...................................    18,200      94,370
    Olympus Corp.........................................    99,300   3,426,626
    Omron Corp...........................................   172,700   5,727,175
    ONO Sokki Co., Ltd...................................    24,900     209,265
    Onoken Co., Ltd......................................    52,000     632,820
#   Onward Holdings Co., Ltd.............................   466,000   3,213,580
#   Ootoya Holdings Co., Ltd.............................     2,100      39,333
    Open House Co., Ltd..................................    46,600   1,323,271
    OPT Holding, Inc.....................................    48,000     359,345
    Optex Co., Ltd.......................................    25,000     578,024
#*  Optim Corp...........................................     1,000      42,875
    Oracle Corp. Japan...................................    19,300   1,174,138
    Organo Corp..........................................   127,000     496,528
*   Orient Corp..........................................   369,200     690,278
    Oriental Land Co., Ltd...............................    45,400   2,871,301
#   Origin Electric Co., Ltd.............................    88,000     235,120
    ORIX Corp............................................ 1,405,100  19,718,565
    ORIX Corp. Sponsored ADR.............................    17,205   1,207,275
    Osaka Gas Co., Ltd...................................   805,000   3,248,852
    Osaka Organic Chemical Industry, Ltd.................    44,900     265,579
    Osaka Soda Co., Ltd..................................   216,000     925,381
    Osaka Steel Co., Ltd.................................    45,700     839,024
#   OSAKA Titanium Technologies Co., Ltd.................    37,700     479,312
#   Osaki Electric Co., Ltd..............................   168,000   1,351,787
#   OSG Corp.............................................   292,700   4,876,197
#   OSJB Holdings Corp...................................   191,800     385,058
    Otsuka Corp..........................................    34,300   1,757,231
    Otsuka Holdings Co., Ltd.............................   179,500   8,533,418
#   Otsuka Kagu, Ltd.....................................    33,700     367,577
    Outsourcing, Inc.....................................    14,700     551,565
    Oyo Corp.............................................    81,100     913,603
    Pacific Industrial Co., Ltd..........................   137,300   1,544,012
#*  Pacific Metals Co., Ltd..............................   586,000   1,586,091
    Pack Corp. (The).....................................    31,600     871,552
#   Pal Co., Ltd.........................................    46,100   1,083,102
    PALTAC Corp..........................................   119,458   2,355,065
    PanaHome Corp........................................   235,000   1,852,823
    Panasonic Corp....................................... 1,772,582  17,046,358
    Panasonic Corp. Sponsored ADR........................   198,153   1,904,250
    Panasonic Industrial Devices SUNX Co., Ltd...........    54,500     330,449
    Paramount Bed Holdings Co., Ltd......................    42,400   1,610,091
#   Parco Co., Ltd.......................................    92,000     771,584
    Paris Miki Holdings, Inc.............................    50,000     207,841
    Park24 Co., Ltd......................................   107,300   3,634,062
#   Pasco Corp...........................................    72,000     236,360
#   Pasona Group, Inc....................................    92,100     600,745
    PC Depot Corp........................................    36,200     477,934
    Pegasus Sewing Machine Manufacturing Co., Ltd........    51,200     249,100
    Penta-Ocean Construction Co., Ltd....................   933,400   5,675,418
    PIA Corp.............................................     2,100      44,524
#   Pigeon Corp..........................................    94,600   2,366,392
    Pilot Corp...........................................    53,400   2,325,866

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Piolax, Inc..........................................    25,600 $ 1,296,980
#*  Pioneer Corp......................................... 1,258,600   2,288,106
#   Plenus Co., Ltd......................................    59,400   1,058,454
    Pocket Card Co., Ltd.................................    70,300     370,665
#   Pola Orbis Holdings, Inc.............................    31,800   3,130,342
    Poletowin Pitcrew Holdings, Inc......................    34,600     267,726
#   Press Kogyo Co., Ltd.................................   341,000   1,255,775
#   Pressance Corp.......................................    26,400   1,173,678
    Prestige International, Inc..........................    53,900     813,436
    Prima Meat Packers, Ltd..............................   558,000   1,775,534
    Pronexus, Inc........................................    30,900     326,549
#   Proto Corp...........................................    18,100     205,497
#   PS Mitsubishi Construction Co., Ltd..................    82,400     311,477
    Qol Co., Ltd.........................................    27,900     399,927
    Quick Co., Ltd.......................................    12,900      98,829
    Raito Kogyo Co., Ltd.................................   152,000   1,782,589
#   Rakuten, Inc.........................................   179,800   2,034,730
#*  Rasa Industries, Ltd.................................   276,000     262,718
    Raysum Co., Ltd......................................    39,400     281,777
    Recruit Holdings Co., Ltd............................    14,900     565,989
    Relo Group, Inc......................................    18,000   2,808,721
    Renaissance, Inc.....................................    14,100     167,352
    Rengo Co., Ltd.......................................   756,710   4,967,610
#*  Renown, Inc..........................................   211,400     212,817
    Resona Holdings, Inc................................. 3,173,500  12,658,416
#   Resorttrust, Inc.....................................   121,100   2,740,484
    Rheon Automatic Machinery Co., Ltd...................    57,800     355,139
    Rhythm Watch Co., Ltd................................   195,000     340,866
#   Riberesute Corp......................................    16,600     114,030
    Ricoh Co., Ltd....................................... 1,539,119  13,593,617
    Ricoh Leasing Co., Ltd...............................    52,600   1,349,223
#   Right On Co., Ltd....................................    38,100     426,267
    Riken Corp...........................................   295,000   1,020,200
    Riken Keiki Co., Ltd.................................    23,300     266,058
    Riken Technos Corp...................................   119,300     525,572
#   Riken Vitamin Co., Ltd...............................    13,600     639,469
#   Ringer Hut Co., Ltd..................................    21,300     489,477
    Rinnai Corp..........................................    16,300   1,596,080
    Rion Co., Ltd........................................    17,300     241,998
    Riso Kagaku Corp.....................................    82,058   1,182,178
#   Riso Kyoiku Co., Ltd.................................    59,950     265,662
    Rock Field Co., Ltd..................................    50,400     739,623
    Rohm Co., Ltd........................................    82,500   3,510,462
    Rohto Pharmaceutical Co., Ltd........................   187,100   3,229,724
    Rokko Butter Co., Ltd................................    12,800     289,114
    Roland DG Corp.......................................    38,800     806,845
    Rorze Corp...........................................     6,900     125,648
    Round One Corp.......................................   328,100   2,218,067
#   Royal Holdings Co., Ltd..............................    58,600   1,096,773
*   RVH, Inc.............................................    10,200     104,566
    Ryobi, Ltd...........................................   513,000   2,431,677
    Ryoden Corp..........................................   135,000     848,420
#   Ryohin Keikaku Co., Ltd..............................    15,575   3,457,835

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
JAPAN -- (Continued)
    Ryosan Co., Ltd...................................... 142,700 $4,399,044
#   Ryoyo Electro Corp...................................  84,400  1,026,841
#   S Foods, Inc.........................................  38,900  1,046,033
#   Sac's Bar Holdings, Inc..............................  58,900    627,694
    Saibu Gas Co., Ltd................................... 448,000  1,118,580
    Saizeriya Co., Ltd...................................  70,000  1,561,788
    Sakai Chemical Industry Co., Ltd..................... 283,000    771,268
    Sakai Heavy Industries, Ltd.......................... 106,000    188,951
    Sakai Moving Service Co., Ltd........................  27,000    656,974
    Sakai Ovex Co., Ltd.................................. 201,000    296,856
    Sakata INX Corp...................................... 141,000  1,794,389
#   Sakata Seed Corp.....................................  87,900  2,164,092
#   Sakura Internet, Inc.................................  15,200    134,982
    Sala Corp............................................  69,500    445,740
#   SAMTY Co., Ltd.......................................  46,700    465,897
    San Holdings, Inc....................................   1,800     24,414
    San-A Co., Ltd.......................................  37,800  1,887,463
    San-Ai Oil Co., Ltd.................................. 179,600  1,205,822
    San-In Godo Bank, Ltd. (The)......................... 375,000  2,880,808
#   Sanden Holdings Corp................................. 442,000  1,268,060
    Sanei Architecture Planning Co., Ltd.................  22,000    236,364
    Sangetsu Co., Ltd.................................... 130,600  2,538,350
#   Sanken Electric Co., Ltd............................. 498,000  1,752,526
    Sanki Engineering Co., Ltd........................... 150,600  1,307,477
#   Sanko Marketing Foods Co., Ltd.......................  10,800     95,436
#   Sanko Metal Industrial Co., Ltd......................  65,000    185,569
    Sankyo Co., Ltd......................................  73,100  2,661,550
    Sankyo Seiko Co., Ltd................................  94,900    313,466
#   Sankyo Tateyama, Inc.................................  93,500  1,422,454
    Sankyu, Inc.......................................... 919,000  5,211,734
    Sanoh Industrial Co., Ltd............................  80,100    443,522
#   Sanrio Co., Ltd......................................  64,500  1,144,500
#   Sansha Electric Manufacturing Co., Ltd...............  30,300    141,561
    Sanshin Electronics Co., Ltd......................... 105,800    932,874
#   Santen Pharmaceutical Co., Ltd.......................  95,000  1,579,734
    Sanwa Holdings Corp.................................. 612,800  6,371,453
    Sanyei Corp..........................................     300      9,302
    Sanyo Chemical Industries, Ltd....................... 241,000  2,092,713
    Sanyo Denki Co., Ltd................................. 151,000    712,054
    Sanyo Electric Railway Co., Ltd...................... 107,000    523,645
    Sanyo Housing Nagoya Co., Ltd........................  25,000    230,454
    Sanyo Industries, Ltd................................  15,000     25,352
#   Sanyo Shokai, Ltd.................................... 472,000    873,837
#   Sanyo Special Steel Co., Ltd......................... 436,000  2,327,146
    Sanyo Trading Co., Ltd...............................   3,700     45,980
    Sapporo Holdings, Ltd................................ 220,800  6,190,978
#   Sata Construction Co., Ltd...........................  29,000    113,063
    Sato Holdings Corp...................................  64,400  1,475,611
    Sato Restaurant Systems Co., Ltd.....................  37,300    297,836
    Sato Shoji Corp......................................  21,300    136,060
    Satori Electric Co., Ltd.............................  63,400    418,181
    Sawada Holdings Co., Ltd.............................  60,100    580,048
    Sawai Pharmaceutical Co., Ltd........................  53,300  4,229,471

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Saxa Holdings, Inc...................................   219,000 $   420,384
    SBI Holdings, Inc....................................   628,480   6,805,932
    SBS Holdings, Inc....................................    78,600     542,847
    SCREEN Holdings Co., Ltd.............................   517,000   6,124,237
#   Scroll Corp..........................................   110,400     406,864
#   SCSK Corp............................................    49,659   2,071,544
    Secom Co., Ltd.......................................    55,500   4,180,845
    Secom Joshinetsu Co., Ltd............................     1,500      49,983
    Sega Sammy Holdings, Inc.............................   366,812   4,016,660
#   Seibu Electric Industry Co., Ltd.....................    16,000      67,627
    Seibu Holdings, Inc..................................    60,400   1,059,180
    Seika Corp...........................................   169,000     414,216
    Seikitokyu Kogyo Co., Ltd............................   120,399     606,277
    Seiko Epson Corp.....................................   522,000   9,184,348
    Seiko Holdings Corp..................................   541,000   1,772,463
    Seino Holdings Co., Ltd..............................   642,400   6,542,124
    Seiren Co., Ltd......................................   117,900   1,147,470
    Sekisui Chemical Co., Ltd............................   694,000  10,093,374
#   Sekisui House, Ltd...................................   571,200   9,516,921
    Sekisui Jushi Corp...................................    88,500   1,443,200
    Sekisui Plastics Co., Ltd............................   169,000     553,412
#   Senko Co., Ltd.......................................   387,200   2,425,833
    Senshu Electric Co., Ltd.............................    11,400     181,445
    Senshu Ikeda Holdings, Inc...........................   889,060   3,861,030
#   Senshukai Co., Ltd...................................   130,900     903,474
    Septeni Holdings Co., Ltd............................    23,500     745,069
    Seria Co., Ltd.......................................    28,500   2,322,490
    Seven & I Holdings Co., Ltd..........................   233,352   9,689,493
#   Seven Bank, Ltd......................................   338,100   1,155,008
    SFP Dining Co., Ltd..................................     4,600      63,893
#*  Sharp Corp........................................... 2,427,000   2,167,624
    Shibaura Electronics Co., Ltd........................     4,100      69,368
    Shibaura Mechatronics Corp...........................   114,000     238,706
    Shibusawa Warehouse Co., Ltd. (The)..................   143,000     400,275
    Shibuya Corp.........................................    40,600     734,469
#   Shidax Corp..........................................    28,700     133,594
#   Shiga Bank, Ltd. (The)...............................   798,185   3,799,945
    Shikibo, Ltd.........................................   344,000     357,710
    Shikoku Bank, Ltd. (The).............................   623,000   1,356,615
    Shikoku Chemicals Corp...............................    78,000     711,302
#   Shikoku Electric Power Co., Inc......................   188,500   1,968,714
#   Shima Seiki Manufacturing, Ltd.......................   116,300   2,286,476
#   Shimachu Co., Ltd....................................   181,600   4,077,948
    Shimadzu Corp........................................   313,000   4,529,961
    Shimamura Co., Ltd...................................    48,200   7,032,018
    Shimano, Inc.........................................    30,400   4,754,276
    Shimizu Bank, Ltd. (The).............................    21,100     570,666
    Shimizu Corp.........................................   368,000   3,750,839
    Shimojima Co., Ltd...................................     5,900      63,142
    Shin Nippon Air Technologies Co., Ltd................    48,000     509,909
#*  Shin Nippon Biomedical Laboratories, Ltd.............    40,800     248,565
    Shin-Etsu Chemical Co., Ltd..........................   153,100  10,447,401
    Shin-Etsu Polymer Co., Ltd...........................   123,700     788,124

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Shin-Keisei Electric Railway Co., Ltd................    31,000 $   121,339
    Shinagawa Refractories Co., Ltd......................   171,000     304,633
    Shindengen Electric Manufacturing Co., Ltd...........   272,000   1,020,742
*   Shinkawa, Ltd........................................    62,900     317,669
#   Shinko Electric Industries Co., Ltd..................   305,300   1,670,970
    Shinko Plantech Co., Ltd.............................   101,000     731,052
    Shinko Shoji Co., Ltd................................    79,400     806,604
    Shinko Wire Co., Ltd.................................    47,000      59,644
    Shinmaywa Industries, Ltd............................   304,000   2,015,199
    Shinnihon Corp.......................................   107,900     963,232
#   Shinoken Group Co., Ltd..............................    18,500     401,681
    Shinsei Bank, Ltd.................................... 2,327,000   3,490,881
    Shinsho Corp.........................................   160,000     268,737
    Shinwa Co., Ltd......................................     9,300     144,610
    Shionogi & Co., Ltd..................................   198,200  10,280,201
    Ship Healthcare Holdings, Inc........................   128,500   3,886,694
    Shiseido Co., Ltd....................................   247,100   6,922,946
    Shizuki Electric Co., Inc............................    29,000     159,191
    Shizuoka Bank, Ltd. (The)............................   548,000   4,066,630
    Shizuoka Gas Co., Ltd................................   231,200   1,738,933
#   Shobunsha Publications, Inc..........................    43,700     235,471
#   Shochiku Co., Ltd....................................    49,000     561,008
    Shoei Co., Ltd.......................................     8,800     145,676
    Shoei Foods Corp.....................................    26,000     338,174
    Shofu, Inc...........................................     8,200     113,614
#*  Shoko Co., Ltd.......................................   161,000     114,534
    Showa Aircraft Industry Co., Ltd.....................    10,553      96,932
    Showa Corp...........................................   190,200   1,100,086
#   Showa Denko KK.......................................   641,900   6,542,280
    Showa Sangyo Co., Ltd................................   188,000     901,039
    Showa Shell Sekiyu K.K...............................   379,400   3,402,648
#   Siix Corp............................................    44,300   1,631,122
    Sinanen Holdings Co., Ltd............................   133,000     535,487
    Sinfonia Technology Co., Ltd.........................   378,000     669,107
    Sinko Industries, Ltd................................    44,200     509,834
    Sintokogio, Ltd......................................   151,000   1,189,164
    SK-Electronics Co., Ltd..............................     4,500      46,900
    SKY Perfect JSAT Holdings, Inc.......................   483,300   2,130,041
#   Skylark Co., Ltd.....................................    67,900     904,522
    SMC Corp.............................................     7,800   2,039,540
    SMK Corp.............................................   177,000     592,929
    SMS Co., Ltd.........................................    38,000     897,392
    SNT Corp.............................................    19,800     103,095
    Soda Nikka Co., Ltd..................................    13,000      61,153
    Sodick Co., Ltd......................................   175,600   1,373,845
    Soft99 Corp..........................................    10,600      72,575
    SoftBank Group Corp..................................   283,732  15,617,841
    Softbank Technology Corp.............................    13,000     272,099
#*  Softbrain Co., Ltd...................................    48,800     200,310
    Softcreate Holdings Corp.............................     1,500      17,996
    Software Service, Inc................................     4,600     192,095
    Sogo Medical Co., Ltd................................    37,500   1,434,820
    Sohgo Security Services Co., Ltd.....................    87,700   4,330,890

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Sojitz Corp.......................................... 2,738,300 $ 6,597,641
    Sompo Japan Nipponkoa Holdings, Inc..................   268,100   8,659,446
    Sony Corp............................................   611,200  20,063,791
#   Sony Corp. Sponsored ADR.............................   344,389  11,506,036
    Sony Financial Holdings, Inc.........................   175,100   2,193,539
    Sotetsu Holdings, Inc................................   419,000   2,286,934
    Sotoh Co., Ltd.......................................       700       8,982
    Sourcenext Corp......................................    16,300      91,523
    Space Co., Ltd.......................................    13,200     152,684
#   Sparx Group Co., Ltd.................................   161,400     286,885
    SPK Corp.............................................     8,600     176,608
    Square Enix Holdings Co., Ltd........................    84,900   2,646,599
    SRA Holdings.........................................     6,700     143,591
#   Srg Takamiya Co., Ltd................................    64,200     271,939
    ST Corp..............................................    14,600     166,951
#   St Marc Holdings Co., Ltd............................    55,500   1,669,862
    Stanley Electric Co., Ltd............................   293,800   7,122,567
    Star Mica Co., Ltd...................................     6,700     116,999
#   Star Micronics Co., Ltd..............................   113,000   1,328,894
    Start Today Co., Ltd.................................    62,000   2,954,615
    Starts Corp., Inc....................................    91,700   1,836,310
    Starzen Co., Ltd.....................................    23,199     928,652
    Stella Chemifa Corp..................................    30,700   1,103,128
    Step Co., Ltd........................................     6,700      71,701
#   Studio Alice Co., Ltd................................    38,000     850,900
    Sugi Holdings Co., Ltd...............................    30,400   1,523,042
    Sugimoto & Co., Ltd..................................    15,000     172,785
#   Sumco Corp...........................................   662,760   4,922,599
#   Sumida Corp..........................................    80,600     689,114
    Suminoe Textile Co., Ltd.............................   192,000     349,980
    Sumiseki Holdings, Inc...............................   135,100     112,885
    Sumitomo Bakelite Co., Ltd...........................   705,000   3,383,270
    Sumitomo Chemical Co., Ltd........................... 3,240,000  14,340,136
    Sumitomo Corp........................................   577,900   6,061,673
#   Sumitomo Dainippon Pharma Co., Ltd...................   137,400   2,568,219
    Sumitomo Densetsu Co., Ltd...........................    60,100     675,473
    Sumitomo Electric Industries, Ltd.................... 1,012,500  13,949,105
    Sumitomo Forestry Co., Ltd...........................   386,000   5,436,591
    Sumitomo Heavy Industries, Ltd....................... 1,369,480   6,497,420
    Sumitomo Metal Mining Co., Ltd.......................   594,000   7,139,805
    Sumitomo Mitsui Construction Co., Ltd................ 3,164,200   2,878,175
    Sumitomo Mitsui Financial Group, Inc.................   845,470  26,800,822
    Sumitomo Mitsui Trust Holdings, Inc.................. 2,787,730   9,264,226
    Sumitomo Osaka Cement Co., Ltd....................... 1,367,000   6,524,052
    Sumitomo Precision Products Co., Ltd.................   109,000     347,924
    Sumitomo Real Estate Sales Co., Ltd..................    45,780     978,836
    Sumitomo Realty & Development Co., Ltd...............    76,000   1,966,442
    Sumitomo Riko Co., Ltd...............................   147,900   1,322,221
#   Sumitomo Rubber Industries, Ltd......................   482,100   6,804,692
#   Sumitomo Seika Chemicals Co., Ltd....................   180,000   1,083,669
    Sumitomo Warehouse Co., Ltd. (The)...................   460,000   2,415,029
#   Sun Corp.............................................    21,900     147,734
    Sun Frontier Fudousan Co., Ltd.......................    86,400     851,587

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Sun-Wa Technos Corp..................................    35,900 $   246,746
    Suncall Corp.........................................     5,000      22,679
    Sundrug Co., Ltd.....................................    33,700   2,923,359
    Suntory Beverage & Food, Ltd.........................    35,200   1,530,440
#   Suruga Bank, Ltd.....................................   217,200   4,952,447
    Suzuden Corp.........................................     4,800      44,228
    Suzuken Co., Ltd.....................................   187,320   5,974,391
    Suzuki Motor Corp....................................   282,300   8,645,248
#*  SWCC Showa Holdings Co., Ltd.........................   736,000     458,049
    Sysmex Corp..........................................    59,900   4,149,378
    Systena Corp.........................................    37,400     616,907
    T Hasegawa Co., Ltd..................................    52,000     940,560
    T RAD Co., Ltd.......................................   211,000     404,619
    T&D Holdings, Inc....................................   654,010   6,669,595
    T&K Toka Co., Ltd....................................    48,200     432,118
#   T-Gaia Corp..........................................    43,700     669,118
#   Tabuchi Electric Co., Ltd............................    82,400     286,358
    Tachi-S Co., Ltd.....................................    90,900   1,562,359
    Tachibana Eletech Co., Ltd...........................    46,980     525,160
    Tachikawa Corp.......................................    19,700     139,628
    Tadano, Ltd..........................................   376,521   3,632,841
    Taihei Dengyo Kaisha, Ltd............................   114,000   1,166,399
    Taiheiyo Cement Corp................................. 3,525,000  10,074,243
    Taiheiyo Kouhatsu, Inc...............................   154,000     107,759
    Taiho Kogyo Co., Ltd.................................    61,300     656,942
    Taikisha, Ltd........................................    64,100   1,726,585
    Taiko Bank, Ltd. (The)...............................   160,000     347,032
#   Taiko Pharmaceutical Co., Ltd........................    28,500     458,589
    Taisei Corp..........................................   543,399   4,886,926
    Taisei Lamick Co., Ltd...............................     6,300     179,771
    Taisho Pharmaceutical Holdings Co., Ltd..............     9,000     985,451
    Taiyo Holdings Co., Ltd..............................    35,700   1,210,258
    Taiyo Nippon Sanso Corp..............................   131,300   1,263,816
    Taiyo Yuden Co., Ltd.................................   384,400   3,419,276
#   Takagi Securities Co., Ltd...........................   146,000     190,378
    Takamatsu Construction Group Co., Ltd................    23,900     577,175
    Takano Co., Ltd......................................     1,100       7,007
    Takaoka Toko Co., Ltd................................    31,274     546,507
    Takara Holdings, Inc.................................   229,200   2,038,746
    Takara Leben Co., Ltd................................   273,500   2,137,987
#   Takara Printing Co., Ltd.............................     9,400     131,506
    Takara Standard Co., Ltd.............................   272,895   2,623,237
    Takasago International Corp..........................    41,500   1,004,847
    Takasago Thermal Engineering Co., Ltd................   133,700   1,757,565
    Takashima & Co., Ltd.................................   131,000     216,514
    Takashimaya Co., Ltd.................................   773,000   5,856,547
#*  Takata Corp..........................................   110,700     444,135
    Take And Give Needs Co., Ltd.........................    29,940     116,942
    Takeda Pharmaceutical Co., Ltd.......................   133,400   5,944,071
    Takeei Corp..........................................    66,100     564,669
#   Takeuchi Manufacturing Co., Ltd......................   146,500   1,944,590
    Takihyo Co., Ltd.....................................    17,000      73,764
    Takiron Co., Ltd.....................................   144,000     701,880

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
JAPAN -- (Continued)
    Takisawa Machine Tool Co., Ltd.......................   211,000 $  270,068
    Takuma Co., Ltd......................................   194,000  1,681,888
#   Tama Home Co., Ltd...................................    57,500    265,484
#   Tamron Co., Ltd......................................    56,000    813,052
    Tamura Corp..........................................   268,000    819,043
#*  Tanaka Chemical Corp.................................    15,700    126,613
    Tanseisha Co., Ltd...................................   106,649    823,990
#   TASAKI & Co., Ltd....................................    17,700    214,218
    Tatsuta Electric Wire and Cable Co., Ltd.............   124,100    402,429
    Tayca Corp...........................................    94,000    479,009
    TBK Co., Ltd.........................................    65,200    239,934
    TDK Corp.............................................   145,200  8,908,931
    TDK Corp. Sponsored ADR..............................    46,731  2,941,249
#*  Teac Corp............................................    26,000      8,584
    TechMatrix Corp......................................     5,400    122,353
    TECHNO ASSOCIE Co., Ltd..............................     3,000     29,219
    Techno Medica Co., Ltd...............................       500      7,735
    Techno Ryowa, Ltd....................................     8,870     52,907
    TechnoPro Holdings, Inc..............................    45,300  1,548,423
#   Tecnos Japan, Inc....................................     4,500     89,887
    Teijin, Ltd.......................................... 2,490,750  9,368,032
    Teikoku Electric Manufacturing Co., Ltd..............    48,900    382,984
    Teikoku Sen-I Co., Ltd...............................    21,700    293,896
    Teikoku Tsushin Kogyo Co., Ltd.......................   117,000    169,851
#   Tekken Corp..........................................   307,000  1,127,714
    Tenma Corp...........................................    39,100    699,688
    Terumo Corp..........................................   120,500  5,168,820
    THK Co., Ltd.........................................   218,800  4,322,959
    Tigers Polymer Corp..................................     6,200     32,981
    TIS, Inc.............................................   224,900  5,806,685
    Titan Kogyo, Ltd.....................................     8,000     13,470
    TKC Corp.............................................    32,100    908,791
    Toa Corp.(6894434)...................................    68,600    668,162
    Toa Corp.(6894508)...................................   625,000  1,079,232
    Toa Oil Co., Ltd.....................................   230,000    266,400
    TOA ROAD Corp........................................   168,000    455,474
#   Toabo Corp...........................................    24,400    116,027
    Toagosei Co., Ltd....................................   429,150  4,298,873
#   Tobishima Corp.......................................   808,200  1,476,284
    Tobu Railway Co., Ltd................................   434,000  2,340,118
    Tobu Store Co., Ltd..................................    45,000    130,443
#   TOC Co., Ltd.........................................    99,200    839,150
    Tocalo Co., Ltd......................................    46,000    909,264
    Tochigi Bank, Ltd. (The).............................   242,000    993,011
    Toda Corp............................................   762,000  3,819,502
#   Toda Kogyo Corp......................................   165,000    463,892
    Toei Animation Co., Ltd..............................     6,100    305,398
    Toei Co., Ltd........................................   195,000  1,759,407
    Toell Co., Ltd.......................................    10,800     86,114
    Toenec Corp..........................................   113,000    657,773
    Togami Electric Manufacturing Co., Ltd...............    36,000    142,478
    Toho Bank, Ltd. (The)................................   715,000  2,680,382
    Toho Co., Ltd.(6895200)..............................    43,700  1,271,371

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
JAPAN -- (Continued)
    Toho Co., Ltd.(6895211)..............................   9,000 $  210,145
    Toho Gas Co., Ltd.................................... 431,000  3,792,947
#   Toho Holdings Co., Ltd............................... 147,100  3,300,973
#   Toho Titanium Co., Ltd............................... 124,800    783,803
#   Toho Zinc Co., Ltd................................... 515,000  1,735,285
    Tohoku Bank, Ltd. (The).............................. 281,000    401,753
    Tohoku Electric Power Co., Inc....................... 192,300  2,470,503
    Tohto Suisan Co., Ltd................................  67,000    104,047
    Tokai Carbon Co., Ltd................................ 786,000  2,025,358
    Tokai Corp...........................................  18,800    639,743
#   TOKAI Holdings Corp.................................. 285,500  1,865,493
#   Tokai Lease Co., Ltd.................................  40,000     75,862
    Tokai Rika Co., Ltd.................................. 174,600  3,313,937
    Tokai Tokyo Financial Holdings, Inc.................. 553,600  2,565,627
    Token Corp...........................................  24,770  2,070,981
    Tokio Marine Holdings, Inc........................... 242,512  9,386,967
#   Tokio Marine Holdings, Inc. ADR......................  61,104  2,364,725
    Tokushu Tokai Paper Co., Ltd......................... 287,380  1,023,831
#*  Tokuyama Corp........................................ 757,000  2,334,993
    Tokyo Broadcasting System Holdings, Inc..............  87,600  1,241,120
    Tokyo Dome Corp...................................... 258,500  2,312,265
*   Tokyo Electric Power Co. Holdings, Inc............... 610,612  2,394,981
#   Tokyo Electron Device, Ltd...........................  24,600    361,149
    Tokyo Electron, Ltd..................................  90,800  7,801,026
    Tokyo Energy & Systems, Inc..........................  88,000  1,001,766
    Tokyo Gas Co., Ltd................................... 738,000  3,141,595
    Tokyo Individualized Educational Institute, Inc......  23,700    143,051
    Tokyo Keiki, Inc..................................... 216,000    353,949
*   Tokyo Kikai Seisakusho, Ltd.......................... 127,000     47,831
    Tokyo Ohka Kogyo Co., Ltd............................ 105,200  3,117,343
#   Tokyo Rakutenchi Co., Ltd............................  51,000    232,081
#   Tokyo Rope Manufacturing Co., Ltd.................... 452,000    740,018
    Tokyo Sangyo Co., Ltd................................  37,800    132,334
    Tokyo Seimitsu Co., Ltd.............................. 117,800  2,767,994
#   Tokyo Steel Manufacturing Co., Ltd................... 359,600  2,539,859
    Tokyo Tatemono Co., Ltd.............................. 444,600  5,535,914
    Tokyo Tekko Co., Ltd................................. 122,000    449,170
#   Tokyo Theatres Co., Inc.............................. 240,000    271,995
#   Tokyo TY Financial Group, Inc........................  78,074  2,040,701
    Tokyotokeiba Co., Ltd................................ 329,000    744,420
#   Tokyu Construction Co., Ltd.......................... 209,380  2,191,034
    Tokyu Corp........................................... 488,000  4,010,589
    Tokyu Fudosan Holdings Corp.......................... 782,894  4,632,444
    Tokyu Recreation Co., Ltd............................  22,819    168,616
    Toli Corp............................................ 109,000    349,247
    Tomato Bank, Ltd..................................... 169,000    253,707
    Tomen Devices Corp...................................   3,000     53,445
    Tomoe Corp...........................................  81,400    276,326
#   Tomoe Engineering Co., Ltd...........................  23,400    356,050
#   Tomoegawa Co., Ltd...................................  32,000     59,731
    Tomoku Co., Ltd...................................... 129,000    384,127
    TOMONY Holdings, Inc................................. 499,900  1,873,752
#   Tomy Co., Ltd........................................ 277,000  2,493,477

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Tonami Holdings Co., Ltd.............................   155,000 $   414,383
    TonenGeneral Sekiyu K.K..............................   245,000   2,213,377
#   Topcon Corp..........................................   290,200   2,775,834
    Toppan Forms Co., Ltd................................   174,400   1,924,508
    Toppan Printing Co., Ltd.............................   509,000   4,489,381
    Topre Corp...........................................   129,100   2,946,896
    Topy Industries, Ltd.................................   673,000   1,492,444
    Toray Industries, Inc................................   904,000   8,235,346
    Torex Semiconductor, Ltd.............................     2,000      21,538
    Toridoll.corp........................................    33,000     962,374
    Torigoe Co., Ltd. (The)..............................    14,400      96,512
    Torii Pharmaceutical Co., Ltd........................    56,500   1,248,564
#   Torishima Pump Manufacturing Co., Ltd................    69,200     757,474
    Tose Co., Ltd........................................     3,800      24,686
    Tosei Corp...........................................   106,400     839,462
*   Toshiba Corp......................................... 3,767,000   9,741,514
    Toshiba Machine Co., Ltd.............................   565,000   1,899,440
#   Toshiba Plant Systems & Services Corp................   100,000   1,766,328
*   Toshiba TEC Corp.....................................   506,000   1,749,268
    Tosho Co., Ltd.......................................    11,100     488,507
#   Tosho Printing Co., Ltd..............................   140,000     678,479
    Tosoh Corp........................................... 1,779,000   9,026,325
#   Totetsu Kogyo Co., Ltd...............................    58,300   1,844,235
    TOTO, Ltd............................................   110,000   4,713,993
    Tottori Bank, Ltd. (The).............................   131,000     219,073
    Toukei Computer Co., Ltd.............................     8,400     150,881
    Tow Co., Ltd.........................................    30,100     178,888
    Towa Bank, Ltd. (The)................................ 1,185,000   1,045,203
    Towa Corp............................................    92,500   1,009,293
    Towa Pharmaceutical Co., Ltd.........................    33,600   1,829,936
    Toyo Construction Co., Ltd...........................   250,100   1,280,794
    Toyo Corp............................................    33,900     356,616
#   Toyo Denki Seizo K.K.................................   129,000     381,586
#   Toyo Engineering Corp................................   359,000   1,155,764
    Toyo Ink SC Holdings Co., Ltd........................   705,000   3,051,026
    Toyo Kanetsu K.K.....................................   366,000     750,217
    Toyo Kohan Co., Ltd..................................   180,600     442,839
    Toyo Machinery & Metal Co., Ltd......................    59,900     204,131
    Toyo Securities Co., Ltd.............................   245,000     456,878
    Toyo Seikan Group Holdings, Ltd......................   339,400   6,612,292
    Toyo Sugar Refining Co., Ltd.........................    29,000      30,278
    Toyo Suisan Kaisha, Ltd..............................    83,400   3,704,056
#   Toyo Tanso Co., Ltd..................................    45,300     672,586
    Toyo Tire & Rubber Co., Ltd..........................   415,100   4,156,860
    Toyo Wharf & Warehouse Co., Ltd......................   178,000     252,841
    Toyobo Co., Ltd...................................... 3,346,773   6,318,662
    Toyoda Gosei Co., Ltd................................   255,700   5,554,568
    Toyota Boshoku Corp..................................   184,300   4,214,088
    Toyota Industries Corp...............................    65,900   2,957,948
    Toyota Motor Corp.................................... 1,311,386  73,483,241
#   Toyota Motor Corp. Sponsored ADR.....................   384,641  42,925,936
    Toyota Tsusho Corp...................................   460,525  10,167,485
    TPR Co., Ltd.........................................    75,800   1,607,197

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
JAPAN -- (Continued)
    Trancom Co., Ltd.....................................    18,900 $1,217,384
    Transcosmos, Inc.....................................    41,900  1,198,950
    Trend Micro, Inc.....................................    48,800  1,771,904
    Trend Micro, Inc. Sponsored ADR......................     3,540    127,475
    Trinity Industrial Corp..............................     3,000     13,876
    Trusco Nakayama Corp.................................    42,761  2,139,972
    Trust Tech, Inc......................................     8,500    105,268
    TS Tech Co., Ltd.....................................   172,000  3,916,372
    TSI Holdings Co., Ltd................................   403,690  2,329,683
    Tsubakimoto Chain Co.................................   462,000  3,138,887
    Tsubakimoto Kogyo Co., Ltd...........................    24,000     63,532
*   Tsudakoma Corp.......................................   119,000    140,110
#   Tsugami Corp.........................................   196,000    835,422
#   Tsukada Global Holdings, Inc.........................    46,200    327,381
    Tsukamoto Corp. Co., Ltd.............................    37,000     37,798
    Tsukishima Kikai Co., Ltd............................    87,400    909,419
    Tsukuba Bank, Ltd....................................   289,700    899,475
    Tsukui Corp..........................................    98,500  1,555,409
    Tsumura & Co.........................................   164,500  4,642,401
    Tsuruha Holdings, Inc................................    35,100  3,991,325
    Tsurumi Manufacturing Co., Ltd.......................    46,900    698,700
    Tsutsumi Jewelry Co., Ltd............................    11,500    224,886
    TV Asahi Holdings Corp...............................    88,200  1,447,051
    Tv Tokyo Holdings Corp...............................    52,100  1,108,271
    TYK Corp.............................................    34,000     53,661
#   Tyo, Inc.............................................   194,500    313,213
#   U-Shin, Ltd..........................................    61,900    391,090
#   UACJ Corp............................................   909,144  2,236,012
    Ube Industries, Ltd.................................. 3,618,200  6,308,120
    Uchida Yoko Co., Ltd.................................   119,000    536,870
    Uchiyama Holdings Co., Ltd...........................    19,300     80,717
    UKC Holdings Corp....................................    41,300    649,730
    Ulvac, Inc...........................................   149,500  4,631,950
    Unicharm Corp........................................    66,500  1,367,350
#*  Uniden Holdings Corp.................................   279,000    335,528
#   Union Tool Co........................................    20,800    596,948
    Unipres Corp.........................................   131,900  2,148,578
    United Arrows, Ltd...................................    38,900  1,084,187
    United Super Markets Holdings, Inc...................   143,900  1,388,750
*   Unitika, Ltd......................................... 2,063,000  1,245,984
#*  Universal Entertainment Corp.........................    89,900  2,316,564
#   Unizo Holdings Co., Ltd..............................    41,300  1,473,578
    UNY Group Holdings Co., Ltd..........................   568,000  4,598,394
#*  Usen Corp............................................   197,600    618,747
    Ushio, Inc...........................................   353,400  4,364,688
    USS Co., Ltd.........................................    93,200  1,580,830
#*  UT Group Co., Ltd....................................    43,400    192,380
    Utoc Corp............................................    35,900    109,875
    V Technology Co., Ltd................................     3,500    455,118
    Valor Holdings Co., Ltd..............................   127,500  3,490,915
    ValueCommerce Co., Ltd...............................    31,100    112,460
#   Vector, Inc..........................................     8,100    239,601
#   Village Vanguard Co., Ltd............................    16,800    198,582

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
JAPAN -- (Continued)
#   Vital KSK Holdings, Inc..............................   144,285 $1,360,191
#   Vitec Holdings Co., Ltd..............................    29,100    287,462
#   Voyage Group, Inc....................................     6,800     61,329
    VT Holdings Co., Ltd.................................   269,200  1,423,330
#   W-Scope Corp.........................................     5,200    117,963
    Wacoal Holdings Corp.................................   420,000  4,590,854
#   Wacom Co., Ltd.......................................   453,700  1,846,642
    Wakachiku Construction Co., Ltd......................   362,000    575,196
    Wakamoto Pharmaceutical Co., Ltd.....................     9,000     21,542
    Wakita & Co., Ltd....................................   155,800  1,049,598
    Warabeya Nichiyo Co., Ltd............................    57,000  1,200,203
#   WATAMI Co., Ltd......................................    68,000    710,477
    WDB Holdings Co., Ltd................................     7,700     60,199
    Weathernews, Inc.....................................    11,100    342,358
#   Welcia Holdings Co., Ltd.............................    29,772  1,964,347
#   Wellnet Corp.........................................    13,800    240,124
#   West Holdings Corp...................................    67,300    441,374
    West Japan Railway Co................................    70,400  4,354,740
    WirelessGate, Inc....................................     1,200     20,911
    Wood One Co., Ltd....................................   191,000    445,988
    World Holdings Co., Ltd..............................    15,200    230,598
    Wowow, Inc...........................................    23,300    629,138
    Xebio Holdings Co., Ltd..............................    90,900  1,309,464
#   Y A C Co., Ltd.......................................    26,700    359,605
    Yachiyo Industry Co., Ltd............................     8,900     78,380
    Yahagi Construction Co., Ltd.........................    81,900    741,300
    Yahoo Japan Corp.....................................   341,400  1,505,014
    Yaizu Suisankagaku Industry Co., Ltd.................    12,300    120,692
#   Yakult Honsha Co., Ltd...............................    20,800    993,348
    YAKUODO Co., Ltd.....................................     2,000    118,413
    YAMABIKO Corp........................................   105,440    831,951
#   Yamada Denki Co., Ltd................................ 1,551,000  8,178,528
#   Yamagata Bank, Ltd. (The)............................   480,000  2,042,210
#   Yamaguchi Financial Group, Inc.......................   475,000  4,690,949
    Yamaha Corp..........................................   298,900  8,248,380
    Yamaha Motor Co., Ltd................................   488,000  8,216,086
#   Yamaichi Electronics Co., Ltd........................    90,900    681,748
    Yamanashi Chuo Bank, Ltd. (The)......................   513,000  2,132,138
    Yamatane Corp........................................   419,000    563,154
    Yamato Corp..........................................    28,400    154,066
    Yamato Holdings Co., Ltd.............................   185,800  4,572,142
    Yamato Kogyo Co., Ltd................................   135,600  3,828,771
    Yamaya Corp..........................................    13,910    217,499
    Yamazaki Baking Co., Ltd.............................   223,000  6,126,406
    Yamazen Corp.........................................   129,100  1,108,798
    Yaoko Co., Ltd.......................................    35,600  1,661,344
    Yashima Denki Co., Ltd...............................     2,100     11,868
    Yaskawa Electric Corp................................   404,600  5,514,088
    Yasuda Logistics Corp................................    40,000    238,325
    Yellow Hat, Ltd......................................    48,900  1,120,420
    Yodogawa Steel Works, Ltd............................    81,200  2,112,060
#   Yokogawa Bridge Holdings Corp........................   125,100  1,412,516
    Yokogawa Electric Corp...............................   595,400  7,697,282

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES      VALUE++
                                                       --------- --------------
JAPAN -- (Continued)
#   Yokohama Reito Co., Ltd...........................   186,900 $    1,930,061
#   Yokohama Rubber Co., Ltd. (The)...................   402,300      5,402,962
    Yokowo Co., Ltd...................................    48,800        286,011
    Yomeishu Seizo Co., Ltd...........................     1,700         29,761
#   Yomiuri Land Co., Ltd.............................   121,000        549,766
    Yondenko Corp.....................................    33,400        127,522
    Yondoshi Holdings, Inc............................    37,600        767,021
#   Yonex Co., Ltd....................................     5,074        319,990
    Yorozu Corp.......................................    62,200        968,883
#   Yoshinoya Holdings Co., Ltd.......................   108,100      1,534,740
    Yuasa Funashoku Co., Ltd..........................    24,000         67,791
    Yuasa Trading Co., Ltd............................    45,900      1,008,008
    Yuken Kogyo Co., Ltd..............................    97,000        166,438
    Yuki Gosei Kogyo Co., Ltd.........................    11,000         24,535
#   Yumeshin Holdings Co., Ltd........................    43,400        320,268
    Yurtec Corp.......................................   132,000        778,716
    Yusen Logistics Co., Ltd..........................    62,700        689,935
#   Yushin Precision Equipment Co., Ltd...............     8,426        161,013
    Yushiro Chemical Industry Co., Ltd................    30,000        415,660
    Yutaka Foods Corp.................................     4,000         74,884
    Yutaka Giken Co., Ltd.............................       200          4,023
*   Zappallas, Inc....................................    11,600         41,524
    Zenitaka Corp. (The)..............................    88,000        330,888
    Zenkoku Hosho Co., Ltd............................    34,100      1,348,695
#   Zenrin Co., Ltd...................................    57,000      1,037,085
    Zensho Holdings Co., Ltd..........................   299,000      4,796,122
    Zeon Corp.........................................   635,000      5,240,087
    ZERIA Pharmaceutical Co., Ltd.....................    40,499        640,016
#   Zojirushi Corp....................................    85,300      1,398,480
#   Zuiko Corp........................................     7,300        297,147
    Zuken, Inc........................................    24,600        240,544
                                                                 --------------
TOTAL JAPAN...........................................            3,839,274,426
                                                                 --------------
NETHERLANDS -- (2.5%)
    Aalberts Industries NV............................   371,343     12,329,495
    Accell Group......................................    80,298      2,084,906
#   Aegon NV(007924103)...............................   115,249        471,368
    Aegon NV(5927375)................................. 1,604,868      6,497,999
    Akzo Nobel NV.....................................   385,499     24,919,766
    Akzo Nobel NV Sponsored ADR.......................    68,609      1,483,327
#*  Altice NV Class A.................................    92,115      1,367,435
*   Altice NV Class B.................................    23,904        353,704
    AMG Advanced Metallurgical Group NV...............   113,881      1,631,391
    Amsterdam Commodities NV..........................    55,389      1,415,395
#   APERAM SA.........................................   261,067     10,930,567
    Arcadis NV........................................   198,454      2,655,898
#*  ArcelorMittal(B295F26)............................ 1,081,897      7,053,968
*   ArcelorMittal(B03XPL1)............................   884,989      5,732,851
    ASM International NV(N07045102)...................       343         13,137
    ASM International NV(5165294).....................   226,031      8,809,803
#   ASML Holding NV(B908F01)..........................    39,731      4,355,312
    ASML Holding NV(B929F46)..........................    56,437      6,196,817
    BE Semiconductor Industries NV....................   125,329      3,721,677

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
NETHERLANDS -- (Continued)
    Beter Bed Holding NV................................    26,068 $    597,219
    BinckBank NV........................................   253,768    1,416,802
    Boskalis Westminster................................   267,381    9,827,083
    Brunel International NV.............................    71,372    1,463,445
    Corbion NV..........................................   255,324    6,143,469
    Delta Lloyd NV...................................... 1,280,941    4,570,727
*   Fugro NV............................................   250,796    4,456,275
#   Gemalto NV..........................................   158,941   10,474,663
    GrandVision NV......................................    48,150    1,310,158
#*  Heijmans NV.........................................    95,711      890,340
    Heineken NV.........................................    72,465    6,838,917
    Hunter Douglas NV...................................     2,506      125,263
    IMCD Group NV.......................................    12,259      519,984
    ING Groep NV........................................   465,669    5,206,182
    ING Groep NV Sponsored ADR.......................... 1,450,175   16,256,461
    KAS Bank NV.........................................    48,406      517,938
    Kendrion NV.........................................    43,633    1,172,429
    Koninklijke Ahold Delhaize NV....................... 2,136,192   50,999,842
    Koninklijke Ahold Delhaize NV Sponsored ADR.........   309,104    7,359,766
#   Koninklijke BAM Groep NV............................   881,157    3,460,244
    Koninklijke DSM NV..................................   463,019   29,635,024
    Koninklijke KPN NV.................................. 6,316,241   20,774,730
    Koninklijke Philips NV(500472303)...................   384,659   10,216,543
    Koninklijke Philips NV(5986622).....................   565,094   15,029,671
    Koninklijke Vopak NV................................   209,484   10,769,961
    Nederland Apparatenfabriek..........................     6,632      216,000
    NN Group NV.........................................   265,909    7,172,314
*   Ordina NV...........................................   480,193      859,026
*   PostNL NV........................................... 1,022,786    3,927,974
    Randstad Holding NV.................................   255,698   11,000,087
    Refresco Group NV...................................     6,145       95,987
    RELX NV.............................................   437,454    7,882,653
    RELX NV Sponsored ADR...............................   145,058    2,611,044
#   SBM Offshore NV.....................................   719,609    9,649,201
    Sligro Food Group NV................................    51,973    1,980,484
#*  SNS Reaal NV........................................   262,485           --
    Telegraaf Media Groep NV............................    22,328       91,140
    TKH Group NV........................................   150,318    5,484,672
#*  TomTom NV...........................................   305,121    2,605,667
    Unilever NV(904784709)..............................   234,970   10,836,816
    Unilever NV(B12T3J1)................................   301,155   13,958,217
    Van Lanschot NV.....................................     2,151       36,095
    Wessanen............................................   266,493    3,249,673
    Wolters Kluwer NV...................................   580,125   24,407,972
                                                                   ------------
TOTAL NETHERLANDS.......................................            428,122,974
                                                                   ------------
NEW ZEALAND -- (0.5%)
*   a2 Milk Co., Ltd....................................   382,577      544,081
    Abano Healthcare Group, Ltd.........................    13,023       77,123
    Air New Zealand, Ltd................................ 1,788,333    2,848,596
    Auckland International Airport, Ltd................. 1,792,784    9,560,368
    Chorus, Ltd.........................................   433,053    1,401,992
    Chorus, Ltd. ADR....................................    10,487      166,114

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
NEW ZEALAND -- (Continued)
    Contact Energy, Ltd..................................   926,220 $ 3,615,705
    EBOS Group, Ltd......................................    80,975     966,001
    Fisher & Paykel Healthcare Corp., Ltd................   870,919   6,603,394
    Fletcher Building, Ltd.(6341606).....................   936,209   6,553,385
#   Fletcher Building, Ltd.(6341617).....................    94,146     655,487
    Fonterra Co-operative Group, Ltd.....................    76,855     315,834
    Freightways, Ltd.....................................   236,633   1,151,239
    Genesis Energy, Ltd..................................   807,963   1,294,431
    Hallenstein Glasson Holdings, Ltd....................    16,145      30,485
#   Heartland Bank, Ltd..................................   313,684     300,993
    Infratil, Ltd........................................ 1,282,568   3,120,120
#   Kathmandu Holdings, Ltd..............................    54,811      71,402
#   Mainfreight, Ltd.....................................   204,180   2,542,815
    Mercury NZ, Ltd......................................   615,163   1,391,835
#   Meridian Energy, Ltd.................................   589,072   1,191,371
    Metlifecare, Ltd.....................................   282,830   1,152,455
*   New Zealand Oil & Gas, Ltd...........................   332,926     110,935
    New Zealand Refining Co., Ltd. (The).................   203,514     359,764
    Nuplex Industries, Ltd...............................   478,168   1,834,999
*   NZME, Ltd............................................ 1,016,313     614,016
    NZX, Ltd.............................................   104,633      77,130
*   Pacific Edge, Ltd....................................    20,054       7,940
    PGG Wrightson, Ltd...................................   151,904      48,916
*   Pike River Coal, Ltd.................................   224,242          --
#   Port of Tauranga, Ltd................................   115,740   1,636,856
    Restaurant Brands New Zealand, Ltd...................   148,415     584,760
*   Rubicon, Ltd.........................................    64,229      11,132
    Ryman Healthcare, Ltd................................   378,620   2,608,936
    Sanford, Ltd.........................................    31,342     127,044
    Skellerup Holdings, Ltd..............................    76,282      70,478
    SKY Network Television, Ltd..........................   701,222   2,478,994
    SKYCITY Entertainment Group, Ltd..................... 1,783,443   6,522,042
    Spark New Zealand, Ltd............................... 3,405,015   9,715,328
    Steel & Tube Holdings, Ltd...........................    31,356      47,557
    Summerset Group Holdings, Ltd........................   555,451   1,902,053
    Tourism Holdings, Ltd................................    23,932      50,843
    Tower, Ltd...........................................   375,850     361,656
    Trade Me Group, Ltd..................................   892,817   3,306,596
#   TrustPower, Ltd......................................   102,170     603,023
    Vector, Ltd..........................................   417,108   1,043,022
    Warehouse Group, Ltd. (The)..........................   149,404     302,344
*   Xero, Ltd............................................    40,315     576,196
    Z Energy, Ltd........................................   148,922     922,247
                                                                    -----------
TOTAL NEW ZEALAND........................................            81,480,033
                                                                    -----------
NORWAY -- (0.8%)
#   ABG Sundal Collier Holding ASA.......................   768,028     466,776
#   AF Gruppen ASA.......................................     5,825     108,069
#*  Akastor ASA..........................................   431,337     428,270
    Aker ASA Class A.....................................    94,951   2,854,798
#*  Aker Solutions ASA...................................   201,958     852,943
#   American Shipping Co. ASA............................    93,179     274,346
    Atea ASA.............................................   282,165   2,951,188

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
NORWAY -- (Continued)
    Austevoll Seafood ASA................................    327,353 $2,886,559
#*  Axactor AB...........................................    867,628    179,386
    Bakkafrost P/F.......................................     69,226  2,697,083
    Bonheur ASA..........................................     82,623    460,950
    Borregaard ASA.......................................    132,001  1,065,165
    BW LPG, Ltd..........................................     81,301    289,904
#   BW Offshore, Ltd..................................... 14,749,366    440,388
*   Deep Sea Supply P.L.C................................    206,844     43,266
#*  Det Norske Oljeselskap ASA...........................    318,898  4,075,693
    DNB ASA..............................................    550,362  6,077,744
#*  DNO ASA..............................................    811,728    840,336
    Ekornes ASA..........................................     28,790    341,264
    Entra ASA............................................     32,610    346,431
*   Farstad Shipping ASA.................................      7,858      8,857
#*  Fred Olsen Energy ASA................................    173,133    343,779
#   Frontline, Ltd.......................................     94,516    744,869
    Gjensidige Forsikring ASA............................    108,368  1,830,933
    Golar LNG, Ltd.......................................     19,800    335,808
    Grieg Seafood ASA....................................    187,074  1,244,331
#*  Hexagon Composites ASA...............................    167,123    506,149
#   Hoegh LNG Holdings Ltd...............................     58,645    613,442
*   Kongsberg Automotive ASA.............................  2,256,768  1,569,816
    Kongsberg Gruppen ASA................................     45,295    677,131
    Kvaerner ASA.........................................    869,309    820,024
    Leroy Seafood Group ASA..............................     43,655  2,098,719
#   Marine Harvest ASA...................................    334,597  5,706,578
#*  Nordic Semiconductor ASA.............................    273,192  1,232,579
    Norsk Hydro ASA......................................  1,941,925  8,326,597
    Norsk Hydro ASA Sponsored ADR........................     50,900    215,307
#*  Norske Skogindustrier ASA............................    733,515    314,732
#*  Norwegian Air Shuttle ASA............................     52,821  1,898,688
    Norwegian Property ASA...............................     79,702     94,369
#   Ocean Yield ASA......................................     55,039    452,835
*   Odfjell SE Class A...................................     41,255    133,520
    Olav Thon Eiendomsselskap ASA........................      4,360     82,751
#   Opera Software ASA...................................    195,823  1,231,030
    Orkla ASA............................................    461,624  4,294,369
#*  Petroleum Geo-Services ASA...........................  1,028,149  2,066,567
*   PhotoCure ASA........................................      8,681     45,043
#   Prosafe SE...........................................    538,680     45,136
#   Protector Forsikring ASA.............................     35,188    302,685
*   Q-Free ASA...........................................     66,600     74,895
#*  REC Silicon ASA...................................... 12,403,323  2,372,174
    Salmar ASA...........................................     75,927  2,367,775
    Schibsted ASA Class A................................     51,459  1,622,333
    Schibsted ASA Class B................................     33,108    976,761
*   Seadrill, Ltd.(B0HWHV8)..............................    532,523  1,581,593
#*  Seadrill, Ltd.(B09RMQ1)..............................    515,558  1,560,967
    Selvaag Bolig ASA....................................     27,825    127,031
#*  Sevan Marine ASA.....................................     66,506    169,385
*   Solstad Offshore ASA.................................      7,538     15,861
#*  Songa Offshore.......................................  4,053,452    101,984
    SpareBank 1 SMN......................................     52,734    294,936

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
NORWAY -- (Continued)
    SpareBank 1 SR-Bank ASA............................    252,032 $  1,171,636
    Statoil ASA........................................    829,912   13,193,487
#   Statoil ASA Sponsored ADR..........................    657,322   10,457,993
#   Stolt-Nielsen, Ltd.................................     61,416      772,647
*   Storebrand ASA.....................................  1,041,281    3,956,514
#*  Subsea 7 SA........................................    587,905    6,354,038
    Telenor ASA........................................    266,055    4,454,173
#   TGS Nopec Geophysical Co. ASA......................    355,769    5,961,286
    Tomra Systems ASA..................................    248,391    2,720,305
*   Treasure ASA.......................................    171,455      333,272
#   Veidekke ASA.......................................    117,287    1,490,133
    Wilh Wilhelmsen ASA................................    171,455      406,168
    Wilh Wilhelmsen Holding ASA Class A................     33,954      642,790
    XXL ASA............................................     24,003      291,741
    Yara International ASA.............................    144,908    4,724,184
                                                                   ------------
TOTAL NORWAY...........................................             133,113,265
                                                                   ------------
PORTUGAL -- (0.2%)
    Altri SGPS SA......................................    349,608    1,354,032
*   Banco BPI SA.......................................  1,847,173    2,305,048
#*  Banco Comercial Portugues SA Class R............... 49,333,489    1,114,900
*   Banco Espirito Santo SA............................  3,375,184           --
    Corticeira Amorim SGPS SA..........................     27,476      221,102
    CTT-Correios de Portugal SA........................    177,739    1,489,738
    EDP - Energias de Portugal SA......................  1,185,230    4,065,629
    EDP - Energias de Portugal SA Sponsored ADR........      7,202      246,740
    EDP Renovaveis SA..................................    624,102    5,051,318
    Galp Energia SGPS SA...............................    833,384   11,415,686
    Jeronimo Martins SGPS SA...........................    239,425    4,010,110
#   Mota-Engil SGPS SA.................................    386,063      740,010
    Navigator Co SA (The)..............................  1,108,272    3,515,993
    NOS SGPS SA........................................    507,287    3,394,742
    Novabase SGPS SA...................................     12,258       27,973
    REN - Redes Energeticas Nacionais SGPS SA..........    582,787    1,772,465
    Semapa-Sociedade de Investimento e Gestao..........     22,091      277,233
    Sonae Capital SGPS SA..............................    187,846      124,030
*   Sonae Industria SGPS SA............................  2,000,455       10,930
    Sonae SGPS SA......................................  4,114,083    3,202,830
    Teixeira Duarte SA.................................    243,459       58,109
                                                                   ------------
TOTAL PORTUGAL.........................................              44,398,618
                                                                   ------------
SINGAPORE -- (1.0%)
*   Abterra, Ltd.......................................    189,000       49,800
    Accordia Golf Trust................................    624,600      312,344
    Amara Holdings, Ltd................................    248,000       77,088
    Ascendas India Trust...............................    385,300      291,693
    ASL Marine Holdings, Ltd...........................    198,600       35,046
#*  Ausgroup, Ltd......................................  1,942,239       68,564
*   Banyan Tree Holdings, Ltd..........................    409,000      130,759
    Bonvests Holdings, Ltd.............................     51,600       46,154
*   Boustead Projects, Ltd.............................    147,404       68,172
    Boustead Singapore, Ltd............................    885,667      527,885

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
SINGAPORE -- (Continued)
    Breadtalk Group, Ltd................................    379,200 $   317,600
*   Broadway Industrial Group, Ltd......................    589,333      44,921
    Bukit Sembawang Estates, Ltd........................    137,900     518,973
    Bund Center Investment, Ltd.........................    316,000     162,103
    CapitaLand, Ltd.....................................  2,053,400   4,875,461
#   Centurion Corp., Ltd................................    889,600     236,284
    China Aviation Oil Singapore Corp., Ltd.............    468,200     511,193
#   China Everbright Water, Ltd.........................    565,900     253,899
#   Chip Eng Seng Corp., Ltd............................  1,670,000     782,404
    City Developments, Ltd..............................    426,600   2,714,835
    Civmec, Ltd.........................................    140,000      42,845
    ComfortDelGro Corp., Ltd............................  2,157,769   4,562,351
#   Cordlife Group, Ltd.................................    106,800     100,554
#*  COSCO Corp. Singapore, Ltd..........................  3,758,800     818,772
    CSE Global, Ltd.....................................  1,801,700     611,835
#   CWT, Ltd............................................    989,300   1,551,890
    Dairy Farm International Holdings, Ltd..............    103,300     690,788
    DBS Group Holdings, Ltd.............................  1,128,691  13,048,621
#*  Del Monte Pacific, Ltd..............................  1,418,682     382,898
#   Delfi, Ltd..........................................    171,000     315,747
*   Delong Holdings, Ltd................................      1,440         390
*   DMX Technologies Group, Ltd.........................    256,000      14,784
*   Dyna-Mac Holdings, Ltd..............................  1,489,000     111,794
    Elec & Eltek International Co., Ltd.................     20,000      17,380
#*  Ezion Holdings, Ltd.................................  6,912,048   1,568,623
#*  Ezra Holdings, Ltd..................................  8,908,845     339,217
    Falcon Energy Group, Ltd............................  1,074,000     142,133
    Far East Orchard, Ltd...............................    265,236     304,281
#   First Resources, Ltd................................  2,154,100   2,604,780
*   FJ Benjamin Holdings, Ltd...........................    305,100      12,670
*   Food Empire Holdings, Ltd...........................    144,800      37,459
    Fragrance Group, Ltd................................  1,448,000     182,473
    Frasers Centrepoint, Ltd............................    150,300     170,097
    Fu Yu Corp., Ltd....................................    223,500      31,219
*   Gallant Venture, Ltd................................  1,738,000     254,649
    Genting Singapore P.L.C.............................  2,770,400   1,631,015
#*  Geo Energy Resources, Ltd...........................  1,097,000      80,653
    GL, Ltd.............................................  1,355,100     819,126
    Global Logistic Properties, Ltd.....................  1,590,500   2,280,807
*   Global Premium Hotels, Ltd..........................    115,840      25,028
#*  GMG Global, Ltd.....................................    817,900     342,572
    Golden Agri-Resources, Ltd.......................... 13,099,469   3,528,737
    GP Industries, Ltd..................................    174,000      80,009
    Great Eastern Holdings, Ltd.........................     36,700     601,117
    GSH Corp., Ltd......................................    166,660      42,980
    GuocoLand, Ltd......................................    453,821     633,456
    Hi-P International, Ltd.............................    525,000     143,993
    Hiap Hoe, Ltd.......................................    128,000      64,567
    Ho Bee Land, Ltd....................................    710,000   1,172,581
    Hong Fok Corp., Ltd.................................    988,988     522,104
    Hong Leong Asia, Ltd................................    216,000     121,551
    Hongkong Land Holdings, Ltd.........................    250,000   1,604,059
    Hotel Grand Central, Ltd............................    150,866     148,440

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
SINGAPORE -- (Continued)
    Hour Glass, Ltd. (The)..............................    150,000 $    89,488
*   HTL International Holdings, Ltd.....................    375,700     262,387
    Hutchison Port Holdings Trust....................... 11,498,200   5,470,878
    Hwa Hong Corp., Ltd.................................    280,000      63,652
    Hyflux, Ltd.........................................  1,641,500     711,661
#   Indofood Agri Resources, Ltd........................  1,731,400     597,410
*   InnoTek, Ltd........................................     87,000       9,789
    Innovalues, Ltd.....................................    711,800     497,065
    IPC Corp., Ltd......................................    140,100      62,113
    Japfa, Ltd..........................................    444,400     271,482
    Jardine Cycle & Carriage, Ltd.......................     81,197   2,385,547
*   Jurong Technologies Industrial Corp., Ltd...........    213,200          --
    k1 Ventures, Ltd....................................    356,440     233,252
#   Keppel Corp., Ltd...................................  2,203,800   8,720,481
#   Keppel Infrastructure Trust.........................  1,413,253     532,673
    Keppel Telecommunications & Transportation, Ltd.....    160,800     182,090
    Koh Brothers Group, Ltd.............................    193,000      39,711
    KSH Holdings, Ltd...................................     25,300      10,386
    Lian Beng Group, Ltd................................  1,512,000     537,191
    Low Keng Huat Singapore, Ltd........................    293,000     119,311
    Lum Chang Holdings, Ltd.............................    160,000      42,895
    M1, Ltd.............................................    621,700   1,219,010
    Mandarin Oriental International, Ltd................      7,600      10,275
*   Marco Polo Marine, Ltd..............................    269,000      28,166
    Metro Holdings, Ltd.................................     16,500      12,703
    Mewah International, Inc............................    196,900      35,332
    Midas Holdings, Ltd.................................  4,279,400     783,487
#*  Nam Cheong, Ltd.....................................  5,757,000     289,490
    Nera Telecommunications, Ltd........................     21,800      11,564
#*  Noble Group, Ltd.................................... 19,699,500   2,398,646
    NSL, Ltd............................................     75,000      80,174
    Olam International, Ltd.............................    966,000   1,375,078
    OUE, Ltd............................................    910,400   1,019,480
    Oversea-Chinese Banking Corp., Ltd..................  1,793,287  11,567,575
#   Oxley Holdings, Ltd.................................    737,000     214,964
    Pacc Offshore Services Holdings, Ltd................     79,700      21,207
#   Pacific Radiance, Ltd...............................    186,600      29,458
    Pan-United Corp., Ltd...............................    268,000     120,219
    Penguin International, Ltd..........................    514,333     115,729
#   Q&M Dental Group Singapore, Ltd.....................    635,800     332,445
    QAF, Ltd............................................    528,384     442,333
    Raffles Education Corp., Ltd........................  2,126,667     314,214
    Raffles Medical Group, Ltd..........................  1,829,153   2,149,178
    Religare Health Trust...............................    368,400     277,802
    Rickmers Maritime...................................     50,100       2,958
#   Riverstone Holdings, Ltd............................    208,400     139,141
    Rotary Engineering, Ltd.............................    691,700     206,706
#   SATS, Ltd...........................................  1,233,392   4,021,842
    SBS Transit, Ltd....................................     54,000      94,371
#   SembCorp Industries, Ltd............................  2,727,000   5,699,603
#   SembCorp Marine, Ltd................................  2,061,600   2,199,813
#   Sheng Siong Group, Ltd..............................  1,588,400   1,168,165
    SHS Holdings, Ltd...................................    882,200     126,208

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
SINGAPORE -- (Continued)
    SIA Engineering Co., Ltd............................     9,500 $     26,218
#*  SIIC Environment Holdings, Ltd......................   567,680      246,386
    Sim Lian Group, Ltd.................................   206,794      146,023
#   Sinarmas Land, Ltd.................................. 3,812,700    1,294,728
    Sing Holdings, Ltd..................................   263,000       58,963
    Singapore Airlines, Ltd.............................   986,700    8,087,744
    Singapore Exchange, Ltd.............................   456,500    2,577,473
    Singapore Post, Ltd................................. 1,841,716    1,974,818
    Singapore Press Holdings, Ltd.......................   884,000    2,502,346
    Singapore Reinsurance Corp., Ltd....................    55,000       12,707
    Singapore Shipping Corp., Ltd.......................   137,000       28,520
    Singapore Technologies Engineering, Ltd.............   921,500    2,271,477
    Singapore Telecommunications, Ltd................... 3,054,350    9,578,090
#   Sino Grandness Food Industry Group, Ltd............. 1,661,800      727,307
#   SMRT Corp., Ltd..................................... 1,450,100    1,764,471
    Stamford Land Corp., Ltd............................ 1,159,400      414,481
    StarHub, Ltd........................................   531,910    1,557,891
    Sunningdale Tech, Ltd...............................   494,880      395,782
*   SunVic Chemical Holdings, Ltd.......................   638,600       52,232
    Super Group, Ltd.................................... 1,585,800      950,559
#*  Swiber Holdings, Ltd................................ 1,301,500      105,813
#   Tat Hong Holdings, Ltd..............................   860,900      352,360
*   Thakral Corp., Ltd..................................    39,650        5,419
    Tiong Woon Corp. Holding, Ltd.......................   160,750       29,659
    Tuan Sing Holdings, Ltd............................. 2,289,295      496,422
    UMS Holdings, Ltd................................... 1,435,850      637,129
    United Engineers, Ltd............................... 1,542,104    2,645,573
#   United Industrial Corp., Ltd........................   706,623    1,440,790
    United Overseas Bank, Ltd...........................   880,972   12,088,101
    UOB-Kay Hian Holdings, Ltd..........................   530,314      520,103
    UOL Group, Ltd...................................... 1,227,288    5,295,174
    UPP Holdings, Ltd...................................   610,000       87,973
    Valuetronics Holdings, Ltd..........................   510,300      190,847
#*  Vard Holdings, Ltd.................................. 2,142,500      245,928
    Venture Corp., Ltd..................................   729,800    4,849,599
#   Vibrant Group, Ltd..................................   990,681      297,372
    Vicom, Ltd..........................................     2,400       10,482
    Wee Hur Holdings, Ltd...............................   917,300      171,308
    Wheelock Properties Singapore, Ltd..................   204,747      223,627
    Wilmar International, Ltd...........................   918,000    2,129,826
    Wing Tai Holdings, Ltd.............................. 1,653,024    2,147,951
    Yeo Hiap Seng, Ltd..................................    63,135       64,536
    YHI International, Ltd..............................    48,000       12,820
*   Yongnam Holdings, Ltd...............................   891,000      137,341
*   Yuuzoo Corp., Ltd................................... 1,338,100      146,601
    Zhongmin Baihui Retail Group, Ltd...................     7,800        8,320
                                                                   ------------
TOTAL SINGAPORE.........................................            180,142,311
                                                                   ------------
SPAIN -- (2.1%)
    Abertis Infraestructuras SA.........................   274,221    4,313,841
    Acciona SA..........................................   100,594    7,425,029
#   Acerinox SA.........................................   474,493    6,344,762
    ACS Actividades de Construccion y Servicios SA......   305,548    8,761,705

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
SPAIN -- (Continued)
#   Adveo Group International SA........................     63,315 $   231,223
    Almirall SA.........................................    205,620   3,302,445
#   Amadeus IT Holding SA Class A.......................    238,513  11,198,355
#*  Amper SA............................................  1,026,307     102,121
    Applus Services SA..................................     95,491   1,015,139
    Atresmedia Corp de Medios de Comunicacion SA........     97,680   1,022,976
    Azkoyen SA..........................................     14,561      78,161
    Banco Bilbao Vizcaya Argentaria SA..................  2,315,269  13,516,419
#   Banco Bilbao Vizcaya Argentaria SA Sponsored ADR....  1,015,124   5,928,324
    Banco de Sabadell SA................................ 11,843,883  16,196,221
#   Banco Popular Espanol SA............................  3,514,424   4,922,521
    Banco Santander SA..................................  8,235,475  34,961,944
#   Banco Santander SA Sponsored ADR....................  2,375,051  10,070,216
    Bankia SA...........................................  5,941,983   4,560,011
    Bankinter SA........................................  1,484,377  10,354,011
*   Baron de Ley........................................      4,117     474,863
#   Bolsas y Mercados Espanoles SHMSF SA................    154,052   4,628,811
    CaixaBank SA........................................  2,380,249   5,976,765
*   Caja de Ahorros del Mediterraneo....................     21,176          --
*   Cementos Portland Valderrivas SA....................     43,783     293,586
    Cia de Distribucion Integral Logista Holdings SA....     42,640   1,029,187
    Cie Automotive SA...................................    130,710   2,538,561
    Construcciones y Auxiliar de Ferrocarriles SA.......      5,033   1,833,951
#*  Deoleo SA...........................................    293,928      65,754
#   Distribuidora Internacional de Alimentacion SA......    991,193   6,181,931
#   Duro Felguera SA....................................    237,906     348,308
    Ebro Foods SA.......................................    168,447   3,841,917
*   eDreams ODIGEO SA...................................     84,542     210,594
    Elecnor SA..........................................     10,259      89,410
    Enagas SA...........................................    374,305  11,411,387
    Ence Energia y Celulosa SA..........................    590,068   1,490,624
    Endesa SA...........................................    229,931   4,830,203
#*  Ercros SA...........................................    478,379     908,986
    Faes Farma SA.......................................    555,617   2,193,583
    Ferrovial SA........................................    252,853   5,233,635
    Fluidra SA..........................................     12,607      54,604
    Gamesa Corp. Tecnologica SA.........................    811,936  17,228,042
    Gas Natural SDG SA..................................    594,539  12,297,866
    Grifols SA..........................................    197,556   4,330,717
    Grupo Catalana Occidente SA.........................    102,568   2,881,597
#*  Grupo Ezentis SA....................................    315,518     197,317
*   Iberdrola SA(BD3JCF3)...............................    134,394     923,305
    Iberdrola SA(B288C92)...............................  6,047,752  41,553,682
    Iberpapel Gestion SA................................      4,081      88,826
*   Indra Sistemas SA...................................    234,577   2,844,151
    Industria de Diseno Textil SA.......................    210,215   7,270,021
    Inmobiliaria Colonial SA............................    405,423   3,208,035
*   Liberbank SA........................................  1,359,078   1,038,709
#   Mapfre SA...........................................  3,566,931   8,729,565
    Mediaset Espana Comunicacion SA.....................    505,321   5,807,729
    Melia Hotels International SA.......................    165,885   1,968,128
    Miquel y Costas & Miquel SA.........................     24,514   1,056,886
*   NH Hotel Group SA...................................    303,318   1,380,615

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
SPAIN -- (Continued)
#   Obrascon Huarte Lain SA.............................   508,359 $  1,891,580
    Papeles y Cartones de Europa SA.....................   170,225      990,519
*   Pescanova SA........................................    22,953           --
*   Pharma Mar SA.......................................   315,249      810,378
    Prim SA.............................................     5,102       48,783
#*  Promotora de Informaciones SA Class A...............   203,758    1,207,146
    Prosegur Cia de Seguridad SA........................   426,377    2,898,812
#*  Quabit Inmobiliaria SA..............................     9,489       19,108
*   Realia Business SA..................................   287,785      314,232
    Red Electrica Corp. SA..............................   375,200    8,593,874
    Repsol SA...........................................   733,811    9,294,891
    Repsol SA Sponsored ADR.............................   311,332    3,929,014
#   Sacyr SA............................................ 1,654,738    2,913,670
    Saeta Yield SA......................................     5,336       54,723
*   Solaria Energia y Medio Ambiente SA.................    34,875       25,693
#   Tecnicas Reunidas SA................................    59,363    1,840,933
    Tecnocom Telecomunicaciones y Energia SA............    27,058       81,649
    Telefonica SA....................................... 1,439,541   14,100,024
    Telefonica SA Sponsored ADR.........................   228,448    2,229,652
#   Tubacex SA..........................................   343,067      903,186
#   Tubos Reunidos SA...................................   524,311      366,544
#   Vidrala SA..........................................    36,574    2,264,942
    Viscofan SA.........................................    82,982    4,439,494
*   Vocento SA..........................................    61,660       88,020
    Zardoya Otis SA.....................................   256,114    2,513,725
                                                                   ------------
TOTAL SPAIN.............................................            372,567,867
                                                                   ------------
SWEDEN -- (2.8%)
    AAK AB..............................................    70,604    5,219,815
    Acando AB...........................................   308,042      673,903
*   AddLife AB..........................................    16,426      240,689
    AddTech AB Class B..................................    52,562      759,719
    AF AB Class B.......................................   137,348    2,496,839
    Alfa Laval AB.......................................   226,195    3,564,986
#*  Arcam AB............................................    24,416      474,937
*   Arise AB............................................     1,101        2,020
    Assa Abloy AB Class B...............................   643,444   14,115,910
    Atlas Copco AB Class A..............................   157,214    4,413,257
    Atlas Copco AB Class B..............................   135,572    3,466,671
    Atrium Ljungberg AB Class B.........................    61,358    1,035,193
    Avanza Bank Holding AB..............................    46,097    1,648,817
    Axfood AB...........................................   136,432    2,451,655
    B&B Tools AB Class B................................    55,219    1,064,628
*   BE Group AB.........................................     1,386        6,541
    Beijer Alma AB......................................    26,966      601,944
    Beijer Electronics AB...............................     2,424       13,524
    Beijer Ref AB Class B...............................     9,439      233,286
    Betsson AB..........................................   308,271    2,891,626
    Bilia AB Class A....................................   165,198    4,235,985
    BillerudKorsnas AB..................................   568,707    9,885,059
    BioGaia AB Class B..................................    22,119      634,585
    Biotage AB..........................................    74,625      304,261
    Bjorn Borg AB.......................................    48,305      198,683

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
SWEDEN -- (Continued)
    Boliden AB...........................................   992,847 $21,852,658
*   Bonava AB............................................     9,140     105,158
*   Bonava AB Class B....................................   217,680   2,536,251
#   Bulten AB............................................    79,783     787,665
    Bure Equity AB.......................................   217,176   2,227,364
    Byggmax Group AB.....................................   235,310   1,704,925
    Castellum AB.........................................   492,426   7,447,517
    Catena AB............................................       500       7,581
    Clas Ohlson AB Class B...............................   116,768   1,948,212
    Cloetta AB Class B...................................   454,555   1,657,309
    Concentric AB........................................   140,556   1,716,894
    Concordia Maritime AB Class B........................    86,745     162,207
    Dios Fastigheter AB..................................   101,789     803,019
*   Doro AB..............................................    75,853     487,643
    Duni AB..............................................   104,338   1,450,440
    Dustin Group AB......................................     5,365      34,959
    East Capital Explorer AB.............................     9,259      69,742
    Electrolux AB Series B...............................   249,193   6,751,196
#   Elekta AB Class B....................................   559,258   4,450,241
    Eltel AB.............................................     2,534      26,719
    Enea AB..............................................    36,872     392,819
#*  Eniro AB............................................. 1,094,983      73,003
    Fabege AB............................................   293,506   5,240,155
    Fagerhult AB.........................................     9,187     210,381
*   Fastighets AB Balder Class B.........................   115,403   3,154,292
#   Fenix Outdoor International AG.......................       890      49,453
#*  Fingerprint Cards AB Class B.........................   359,570   4,197,772
    Getinge AB Class B...................................   337,295   6,836,648
    Granges AB...........................................     9,666      98,274
    Gunnebo AB...........................................   140,490     664,139
    Haldex AB............................................   275,841   3,392,059
    Hemfosa Fastigheter AB...............................   265,233   2,843,462
    Hennes & Mauritz AB Class B..........................   226,225   6,831,551
    Hexagon AB Class B...................................   206,207   8,133,994
    Hexpol AB............................................   597,878   5,319,572
    HIQ International AB.................................   221,247   1,396,828
    Holmen AB Class B....................................   209,083   7,079,869
    Hufvudstaden AB Class A..............................   187,149   3,125,494
    Husqvarna AB Class A.................................   104,942     897,622
    Husqvarna AB Class B................................. 1,136,601   9,755,990
#   ICA Gruppen AB.......................................   127,963   4,281,419
    Indutrade AB.........................................   163,410   3,455,629
#   Intrum Justitia AB...................................   166,809   5,355,415
    Inwido AB............................................     6,608      82,998
    ITAB Shop Concept AB Class B.........................    19,128     159,922
    JM AB................................................   265,904   6,894,550
    KappAhl AB...........................................   267,628   1,312,593
*   Karolinska Development AB Class B....................     2,619       2,232
    Klovern AB Class B...................................   994,804   1,272,907
    KNOW IT AB...........................................    32,822     290,711
    Kungsleden AB........................................   395,007   2,943,021
    Lagercrantz Group AB Class B.........................    89,091     843,442
    Lindab International AB..............................   223,147   2,082,172

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
SWEDEN -- (Continued)
    Loomis AB Class B....................................   223,757 $ 6,455,045
*   Lundin Petroleum AB..................................   190,325   3,155,133
    Meda AB Class A......................................   520,767   9,712,993
#*  Medivir AB Class B...................................    98,054     656,372
#   Mekonomen AB.........................................    80,788   1,869,243
#   Millicom International Cellular SA...................   103,984   5,552,107
#   Modern Times Group MTG AB Class B....................   177,310   4,622,292
#   MQ Holding AB........................................   148,055     599,571
#   Mycronic AB..........................................   245,286   2,844,840
    NCC AB Class A.......................................     4,262     102,628
    NCC AB Class B.......................................   216,791   5,228,220
    Nederman Holding AB..................................       402       9,813
#*  Net Insight AB Class B...............................   817,254     672,952
    NetEnt AB............................................   282,756   2,392,962
#   New Wave Group AB Class B............................   197,664   1,081,020
    Nibe Industrier AB Class B...........................   734,680   6,310,201
    Nobia AB.............................................   353,547   3,320,756
    Nolato AB Class B....................................   118,375   3,189,695
    Nordea Bank AB....................................... 1,594,437  14,205,901
#   Nordnet AB Class B...................................   248,642     825,490
    OEM International AB Class B.........................     9,558     157,418
#   Opus Group AB........................................   134,314      98,913
*   Oriflame Holding AG..................................    19,657     506,343
    Peab AB..............................................   624,909   5,022,444
#   Pricer AB Class B....................................   475,277     461,687
    Proact IT Group AB...................................    19,398     290,195
    Probi AB.............................................     2,159      85,808
#*  Qliro Group AB.......................................    86,225      96,664
    Ratos AB Class B.....................................   885,665   4,476,485
#   RaySearch Laboratories AB............................    22,296     346,094
#   Recipharm AB Class B.................................     2,699      43,516
    Rezidor Hotel Group AB...............................   198,259     824,352
    Saab AB Class B......................................   186,916   6,418,257
#   Sagax AB Class B.....................................    32,434     323,857
    Sandvik AB...........................................   692,087   7,415,535
#*  SAS AB...............................................   667,933   1,310,885
    Scandi Standard AB...................................    72,352     545,064
    Securitas AB Class B.................................   591,477   9,732,096
#   Semcon AB............................................    30,332     171,658
    Skandinaviska Enskilda Banken AB Class A.............   879,823   7,714,351
#   Skandinaviska Enskilda Banken AB Class C.............    13,293     123,683
    Skanska AB Class B...................................   449,043   9,545,958
#   SKF AB Class A.......................................    19,022     303,647
    SKF AB Class B.......................................   522,799   8,282,836
    SkiStar AB...........................................    48,433     763,706
#*  SSAB AB Class A(BPRBWK4).............................    89,315     280,758
#*  SSAB AB Class A(B17H0S8).............................   791,925   2,490,284
*   SSAB AB Class B(BPRBWM6).............................   505,629   1,253,007
*   SSAB AB Class B(B17H3F6)............................. 1,352,709   3,347,738
    Svenska Cellulosa AB SCA Class A.....................    29,899     886,372
    Svenska Cellulosa AB SCA Class B.....................   641,105  19,059,202
    Svenska Handelsbanken AB Class A.....................   788,712   9,482,705
#   Svenska Handelsbanken AB Class B.....................    22,236     275,733

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
SWEDEN -- (Continued)
    Sweco AB Class B....................................    86,422 $  1,583,977
    Swedbank AB Class A.................................   515,394   10,820,511
    Swedish Match AB....................................   232,196    8,470,466
    Systemair AB........................................     4,331       52,434
    Tele2 AB Class B....................................   998,350    8,434,489
#   Telefonaktiebolaget LM Ericsson Class A.............    49,162      362,337
    Telefonaktiebolaget LM Ericsson Class B............. 1,509,063   11,253,660
#   Telefonaktiebolaget LM Ericsson Sponsored ADR.......   527,787    3,942,569
    Telia Co AB......................................... 2,724,804   12,433,727
    Thule Group AB (The)................................    20,087      322,283
    Transcom Worldwide AB...............................     1,110        7,172
    Trelleborg AB Class B...............................   554,046   10,098,771
#   Unibet Group P.L.C..................................   465,720    4,743,009
#   Victoria Park AB Class A............................    55,974      188,416
#   Victoria Park AB Class B............................   138,238      466,733
    Vitrolife AB........................................    29,523    1,683,916
    Volvo AB Class A....................................   243,018    2,582,222
    Volvo AB Class B.................................... 1,333,823   14,212,793
    Wallenstam AB Class B...............................   352,631    3,075,879
    Wihlborgs Fastigheter AB............................   139,466    3,092,243
                                                                   ------------
TOTAL SWEDEN............................................            488,304,713
                                                                   ------------
SWITZERLAND -- (6.3%)
    ABB, Ltd............................................ 1,450,592   30,813,593
#   ABB, Ltd. Sponsored ADR.............................   431,204    9,163,085
    Actelion, Ltd.......................................    97,707   17,307,004
    Adecco Group AG.....................................   234,015   12,844,139
*   AFG Arbonia-Forster Holding AG......................   137,877    2,175,344
    Allreal Holding AG..................................    40,721    6,015,895
#*  Alpiq Holding AG....................................     8,550      644,605
    ALSO Holding AG.....................................     1,221       93,351
    ams AG..............................................   163,190    5,410,608
    APG SGA SA..........................................     1,834      779,455
    Aryzta AG...........................................   214,926    8,074,555
    Ascom Holding AG....................................   138,303    2,362,046
    Autoneum Holding AG.................................    11,700    3,293,624
    Bachem Holding AG Class B...........................     8,585      698,366
    Baloise Holding AG..................................   157,761   17,756,982
    Bank Coop AG........................................     6,201      268,100
    Banque Cantonale de Geneve..........................     1,278      380,144
    Banque Cantonale Vaudoise...........................    11,728    7,938,814
    Barry Callebaut AG..................................     6,439    8,415,716
#   Basler Kantonalbank.................................     6,402      446,346
    Belimo Holding AG...................................       826    2,618,620
    Bell AG.............................................     2,061      812,361
    Bellevue Group AG...................................    25,686      362,558
#   Berner Kantonalbank AG..............................     6,663    1,299,924
#   BKW AG..............................................    27,797    1,276,539
    Bobst Group SA......................................    33,243    1,848,890
    Bossard Holding AG Class A..........................    26,676    3,245,670
    Bucher Industries AG................................    23,379    5,805,539
    Burckhardt Compression Holding AG...................     7,521    2,252,696
    Burkhalter Holding AG...............................     6,429      892,180

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
SWITZERLAND -- (Continued)
    Calida Holding AG....................................     4,035 $   126,935
    Carlo Gavazzi Holding AG.............................       221      53,755
    Cembra Money Bank AG.................................    73,730   5,293,191
    Cham Paper Holding AG................................         5       1,485
#*  Charles Voegele Holding AG...........................    27,015     170,820
    Chocoladefabriken Lindt & Spruengli AG...............        43   3,038,023
    Cie Financiere Richemont SA..........................   372,650  22,654,129
    Cie Financiere Tradition SA..........................     2,007     142,283
    Clariant AG.......................................... 1,141,868  19,861,783
    Coltene Holding AG...................................    10,958     806,502
    Conzzeta AG..........................................     1,833   1,214,061
*   COSMO Pharmaceuticals NV.............................     4,128     664,950
    Credit Suisse Group AG............................... 1,108,038  12,742,126
    Credit Suisse Group AG Sponsored ADR.................   383,780   4,436,492
    Daetwyler Holding AG.................................    20,483   2,746,473
    DKSH Holding AG......................................    72,146   5,096,900
    dorma+kaba Holding AG Class B........................     6,635   4,844,029
*   Dottikon Es Holding AG...............................        89      37,189
*   Dufry AG.............................................    94,513  10,875,758
    Edmond de Rothschild Suisse SA.......................        10     143,901
    EFG International AG.................................   153,499     731,446
    Emmi AG..............................................     8,985   5,789,731
    EMS-Chemie Holding AG................................     8,963   4,904,342
    Energiedienst Holding AG.............................     8,178     197,026
#*  Evolva Holding SA....................................    33,900      26,192
    Feintool International Holding AG....................     3,153     331,136
    Flughafen Zuerich AG.................................    76,265  14,296,648
    Forbo Holding AG.....................................     3,264   4,174,778
    Galenica AG..........................................    13,882  17,891,838
    GAM Holding AG.......................................   518,234   5,690,445
*   Gategroup Holding AG.................................   123,655   6,596,124
    Geberit AG...........................................    26,707  10,299,768
    Georg Fischer AG.....................................    14,402  11,739,093
    Givaudan SA..........................................     5,549  11,396,211
    Gurit Holding AG.....................................     1,700   1,157,139
    Helvetia Holding AG..................................    27,292  13,705,436
    HOCHDORF Holding AG..................................       779     152,961
    Huber & Suhner AG....................................    20,728   1,206,052
    Implenia AG..........................................    45,124   3,069,275
    Inficon Holding AG...................................     6,140   2,249,098
    Interroll Holding AG.................................     1,666   1,690,755
    Intershop Holding AG.................................     3,132   1,534,785
    Julius Baer Group, Ltd...............................   378,100  15,503,620
    Kardex AG............................................    30,126   3,025,152
    Komax Holding AG.....................................    13,340   2,973,681
    Kudelski SA..........................................   173,158   3,688,046
    Kuehne + Nagel International AG......................    24,719   3,467,237
    LafargeHolcim, Ltd.(BZ3DNX4).........................   170,271   8,128,024
    LafargeHolcim, Ltd.(7110753).........................   274,872  13,070,410
    LEM Holding SA.......................................     2,543   2,250,746
    Liechtensteinische Landesbank AG.....................     9,805     383,657
#*  LifeWatch AG.........................................    22,426     254,519
#   Logitech International SA(H50430232).................   145,411   2,915,491

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
SWITZERLAND -- (Continued)
#   Logitech International SA(B18ZRK2)..................   342,549 $  6,838,286
    Lonza Group AG......................................   142,094   26,759,185
*   Luzerner Kantonalbank AG............................     6,424    2,749,495
    MCH Group AG........................................        56        3,894
    Metall Zug AG.......................................       445    1,307,927
#*  Meyer Burger Technology AG..........................   288,808    1,205,992
    Mikron Holding AG...................................    48,480      304,644
    Mobilezone Holding AG...............................    62,772      806,488
    Mobimo Holding AG...................................    22,245    5,355,832
    Nestle SA........................................... 2,417,067  193,685,801
    Novartis AG.........................................   325,241   26,976,509
    Novartis AG Sponsored ADR...........................   794,013   66,109,522
    OC Oerlikon Corp. AG................................   667,753    6,249,051
*   Orascom Development Holding AG......................    15,666      116,176
#   Orell Fuessli Holding AG............................       522       67,869
    Orior AG............................................    10,983      781,401
    Panalpina Welttransport Holding AG..................    16,398    2,219,589
    Partners Group Holding AG...........................    18,244    8,344,169
    Phoenix Mecano AG...................................     1,299      655,294
    Plazza AG...........................................     1,675      404,056
    PSP Swiss Property AG...............................    74,770    7,538,595
    Rieter Holding AG...................................    15,515    3,269,183
    Roche Holding AG(7108918)...........................     5,040    1,297,380
    Roche Holding AG(7110388)...........................   153,905   39,287,015
    Romande Energie Holding SA..........................       377      402,946
    Schaffner Holding AG................................       758      175,675
    Schindler Holding AG................................     7,522    1,452,498
*   Schmolz + Bickenbach AG............................. 1,453,523      974,445
    Schweiter Technologies AG...........................     3,283    3,318,472
    SFS Group AG........................................       810       61,811
    SGS SA..............................................     2,507    5,546,092
    Siegfried Holding AG................................    17,160    3,608,422
    Sika AG.............................................     4,302   20,153,748
    Sonova Holding AG...................................    85,930   11,763,845
    St Galler Kantonalbank AG...........................     4,971    2,043,912
    Straumann Holding AG................................    14,093    5,380,388
    Sulzer AG...........................................    60,709    6,163,921
    Sunrise Communications Group AG.....................    34,332    2,218,208
#   Swatch Group AG (The)(7184725)......................    35,948    9,412,763
    Swatch Group AG (The)(7184736)......................    45,717    2,333,800
    Swiss Life Holding AG...............................    85,294   19,456,378
    Swiss Prime Site AG.................................    87,521    8,038,156
    Swiss Re AG.........................................   383,737   32,167,332
    Swisscom AG.........................................    18,979    9,336,701
    Swisscom AG Sponsored ADR...........................     5,100      251,940
    Swissquote Group Holding SA.........................    30,220      749,145
    Syngenta AG.........................................    92,858   36,519,678
    Syngenta AG ADR.....................................   186,904   14,694,392
    Tamedia AG..........................................     3,381      584,285
    Tecan Group AG......................................    12,961    2,082,973
    Temenos Group AG....................................   107,910    6,672,892
    Thurgauer Kantonalbank..............................       242       22,626
    U-Blox AG...........................................    13,427    3,398,088

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES      VALUE++
                                                       --------- --------------
SWITZERLAND -- (Continued)
    UBS Group AG(BRJL176)............................. 1,180,682 $   16,230,966
*   UBS Group AG(H42097107)...........................   309,513      4,265,089
    Valiant Holding AG................................    36,180      3,450,049
    Valora Holding AG.................................    13,368      3,862,256
    Vaudoise Assurances Holding SA....................     2,694      1,402,358
    Vetropack Holding AG..............................       364        571,939
*   Von Roll Holding AG...............................    80,625         50,685
    Vontobel Holding AG...............................   104,923      4,839,094
    VP Bank AG........................................     1,079        107,311
    VZ Holding AG.....................................     2,257        673,948
    Walliser Kantonalbank.............................     1,730        136,958
    Walter Meier AG...................................     3,375        114,592
    Warteck Invest AG.................................        13         26,007
    Ypsomed Holding AG................................     3,490        692,245
*   Zehnder Group AG..................................    28,383      1,098,572
    Zug Estates Holding AG Class B....................       189        324,131
    Zuger Kantonalbank AG.............................       149        757,417
    Zurich Insurance Group AG.........................    97,455     23,398,257
                                                                 --------------
TOTAL SWITZERLAND.....................................            1,098,059,155
                                                                 --------------
UNITED KINGDOM -- (15.0%)
    3i Group P.L.C.................................... 1,557,867     12,724,396
    4imprint Group P.L.C..............................     1,908         35,923
    888 Holdings P.L.C................................ 1,027,066      3,061,664
    A.G. Barr P.L.C...................................   140,717      1,005,611
    AA P.L.C..........................................   123,589        404,626
    Aberdeen Asset Management P.L.C................... 2,819,338     11,874,744
    Acacia Mining P.L.C...............................   667,136      4,935,038
    Acal P.L.C........................................    39,091        122,734
    Admiral Group P.L.C...............................   263,267      7,535,194
#*  Afren P.L.C....................................... 2,504,224             --
    Aggreko P.L.C.....................................   725,747     12,356,286
    Air Partner P.L.C.................................     5,658         28,816
*   Alizyme P.L.C.....................................    42,517             --
    Alumasc Group P.L.C. (The)........................     8,807         14,279
    Amec Foster Wheeler P.L.C.........................   648,133      3,835,994
    Anglo American P.L.C.............................. 1,359,301     14,887,275
#   Anglo Pacific Group P.L.C.........................   471,466        577,976
    Anglo-Eastern Plantations P.L.C...................     8,036         43,591
#   Antofagasta P.L.C................................. 1,088,014      7,201,331
    ARM Holdings P.L.C................................    12,223        272,101
#   ARM Holdings P.L.C. Sponsored ADR.................   122,630      8,137,727
    Arrow Global Group P.L.C..........................    59,068        172,626
    Ashmore Group P.L.C............................... 1,025,651      4,519,149
    Ashtead Group P.L.C............................... 1,005,461     15,913,736
    Associated British Foods P.L.C....................   247,224      8,800,453
    AstraZeneca P.L.C.................................     5,511        368,951
#   AstraZeneca P.L.C. Sponsored ADR..................   981,542     33,509,844
    Auto Trader Group P.L.C...........................   245,049      1,202,637
    AVEVA Group P.L.C.................................   106,418      2,666,081
    Aviva P.L.C....................................... 5,302,684     27,306,367
#   Aviva P.L.C. Sponsored ADR........................    18,627        192,603
    Avon Rubber P.L.C.................................    13,268        149,172

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
UNITED KINGDOM -- (Continued)
    B&M European Value Retail SA.........................   104,938 $   357,178
    Babcock International Group P.L.C.................... 1,298,928  16,659,381
    BAE Systems P.L.C.................................... 2,858,737  20,184,336
*   Balfour Beatty P.L.C................................. 2,556,771   7,500,080
    Barclays P.L.C.......................................   233,484     476,064
    Barclays P.L.C. Sponsored ADR........................ 2,016,535  16,616,248
    Barratt Developments P.L.C........................... 2,119,731  12,274,298
    BBA Aviation P.L.C................................... 2,481,779   7,814,116
    Beazley P.L.C........................................ 1,826,762   9,568,872
    Bellway P.L.C........................................   414,630  11,494,604
    Berendsen P.L.C......................................   742,736  12,543,650
    Berkeley Group Holdings P.L.C........................   374,570  13,286,286
    BGEO Group P.L.C.....................................    45,364   1,641,964
    BHP Billiton P.L.C...................................   387,667   4,887,910
    BHP Billiton P.L.C. ADR..............................   721,817  18,449,643
    Bloomsbury Publishing P.L.C..........................    58,768     129,408
    Bodycote P.L.C.......................................   718,062   5,555,443
    Booker Group P.L.C................................... 3,699,660   8,517,388
    Bovis Homes Group P.L.C..............................   420,656   4,555,649
    BP P.L.C............................................. 4,977,533  28,161,126
#   BP P.L.C. Sponsored ADR.............................. 2,546,117  87,586,433
    Braemar Shipping Services P.L.C......................    13,650      74,015
    Brammer P.L.C........................................    79,353     115,667
    Brewin Dolphin Holdings P.L.C........................   674,266   2,255,514
    British American Tobacco P.L.C.......................   149,582   9,547,042
    British American Tobacco P.L.C. Sponsored ADR........   143,445  18,316,492
    British Polythene Industries P.L.C...................    32,602     424,959
    Britvic P.L.C........................................   546,169   4,520,959
    BT Group P.L.C....................................... 1,441,822   7,877,299
#   BT Group P.L.C. Sponsored ADR........................   272,564   7,539,120
*   BTG P.L.C............................................   415,456   3,667,924
    Bunzl P.L.C..........................................   260,578   8,152,885
    Burberry Group P.L.C.................................   430,042   7,503,507
*   Cairn Energy P.L.C................................... 1,417,775   3,358,041
    Cape P.L.C...........................................   418,451   1,029,627
    Capita P.L.C.........................................   309,173   3,925,758
#   Capital & Counties Properties P.L.C.................. 1,145,231   4,404,273
    Carclo P.L.C.........................................    26,730      51,372
    Card Factory P.L.C...................................    61,679     249,475
#   Carillion P.L.C...................................... 1,473,409   5,207,577
    Carnival P.L.C.......................................    43,538   2,094,194
    Carnival P.L.C. ADR..................................   123,375   5,957,779
*   Carpetright P.L.C....................................     1,362       4,316
    Carr's Group P.L.C...................................    26,720      50,284
    Castings P.L.C.......................................    57,646     345,153
    Centamin P.L.C....................................... 4,524,151   9,948,329
    Centaur Media P.L.C..................................    79,311      36,155
    Centrica P.L.C....................................... 4,684,758  14,942,213
    Charles Stanley Group P.L.C..........................     6,583      24,579
    Charles Taylor P.L.C.................................    16,780      61,158
    Chemring Group P.L.C.................................   789,524   1,432,765
    Chesnara P.L.C.......................................   211,287     875,246
    Cineworld Group P.L.C................................   669,515   5,201,889

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
UNITED KINGDOM -- (Continued)
*   Circassia Pharmaceuticals P.L.C......................    22,758 $    28,701
#   Clarkson P.L.C.......................................     7,446     181,742
    Close Brothers Group P.L.C...........................   440,347   7,344,240
*   CLS Holdings P.L.C...................................       535       9,648
    Cobham P.L.C......................................... 4,405,180   9,987,444
    Coca-Cola HBC AG.....................................   415,356   8,587,228
    Communisis P.L.C.....................................   732,025     348,290
    Compass Group P.L.C..................................   781,154  14,840,213
    Computacenter P.L.C..................................   233,639   2,526,695
    Connect Group P.L.C..................................   333,041     690,103
    Consort Medical P.L.C................................    74,908   1,025,045
    Costain Group P.L.C..................................   140,385     629,207
    Countrywide P.L.C....................................    82,670     271,505
    Cranswick P.L.C......................................   117,959   3,650,095
    Crest Nicholson Holdings P.L.C.......................   400,954   2,268,574
    Creston P.L.C........................................    18,283      23,472
    Croda International P.L.C............................   234,315  10,303,749
#*  CYBG P.L.C...........................................   412,476   1,390,167
    Daejan Holdings P.L.C................................     2,151     160,093
    Daily Mail & General Trust P.L.C. Class A............   633,632   6,013,665
    Dairy Crest Group P.L.C..............................   482,825   3,854,012
    Darty P.L.C..........................................   303,760     672,998
    DCC P.L.C............................................   161,768  14,436,205
    De La Rue P.L.C......................................   315,821   2,634,371
    Debenhams P.L.C...................................... 3,938,106   2,922,476
    Dechra Pharmaceuticals P.L.C.........................   186,882   3,290,972
    Devro P.L.C..........................................   569,703   2,131,835
    Diageo P.L.C.........................................    41,007   1,175,124
#   Diageo P.L.C. Sponsored ADR..........................   121,748  14,188,512
#*  Dialight P.L.C.......................................    13,416     101,729
    Dignity P.L.C........................................   125,259   4,476,079
    Diploma P.L.C........................................   340,205   3,834,576
    Direct Line Insurance Group P.L.C.................... 3,534,428  16,354,088
    Dixons Carphone P.L.C................................ 1,960,250   9,064,276
    Domino's Pizza Group P.L.C...........................   818,374   4,297,885
    Drax Group P.L.C.....................................   862,533   3,901,298
    DS Smith P.L.C....................................... 3,179,476  16,489,660
    Dunelm Group P.L.C...................................    92,512   1,039,558
*   Dyson Group P.L.C....................................     3,999          69
    E2V Technologies P.L.C...............................    92,393     286,579
    easyJet P.L.C........................................   255,111   3,509,035
    Electrocomponents P.L.C.............................. 1,728,656   6,704,088
    Elementis P.L.C...................................... 1,878,800   5,494,632
#*  EnQuest P.L.C........................................ 3,488,376   1,143,776
*   Enterprise Inns P.L.C................................ 1,641,407   1,919,746
    Entertainment One, Ltd...............................    19,170      50,066
    Essentra P.L.C.......................................   730,655   4,688,222
    esure Group P.L.C....................................   295,548   1,022,198
    Euromoney Institutional Investor P.L.C...............    60,720     812,755
*   Evraz P.L.C.......................................... 1,182,683   2,679,201
    Experian P.L.C.......................................   686,452  13,427,363
    FDM Group Holdings P.L.C.............................     1,388      11,111
    Fenner P.L.C.........................................   562,431   1,199,898

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
UNITED KINGDOM -- (Continued)
    Ferrexpo P.L.C.......................................   747,067 $   453,967
    Fidessa Group P.L.C..................................    68,913   2,225,239
#*  Findel P.L.C.........................................    63,044     136,672
*   Firstgroup P.L.C..................................... 2,809,070   3,724,321
*   Flybe Group P.L.C....................................    26,683      13,438
    Foxtons Group P.L.C..................................    74,439     108,336
    Fresnillo P.L.C......................................   207,353   5,306,139
    Fuller Smith & Turner P.L.C. Class A.................    40,964     531,463
*   Future P.L.C.........................................   361,156      42,806
    G4S P.L.C............................................ 3,485,837   8,588,923
    Galliford Try P.L.C..................................   252,717   3,280,229
    Games Workshop Group P.L.C...........................     7,668      49,144
    Gem Diamonds, Ltd....................................   321,525     557,809
    Genus P.L.C..........................................   119,299   2,874,579
    GKN P.L.C............................................ 4,539,067  17,373,250
    GlaxoSmithKline P.L.C................................   104,177   2,326,587
    GlaxoSmithKline P.L.C. Sponsored ADR.................   560,985  25,283,594
    Glencore P.L.C....................................... 9,151,394  22,586,728
    Go-Ahead Group P.L.C.................................    76,328   1,843,222
    Goodwin P.L.C........................................        40       1,131
    Grafton Group P.L.C..................................   397,217   2,933,967
    Grainger P.L.C.......................................   492,763   1,416,522
    Greencore Group P.L.C................................ 1,636,473   7,092,098
    Greene King P.L.C....................................   972,021  10,444,278
    Greggs P.L.C.........................................   406,623   5,560,831
    GVC Holdings P.L.C...................................   336,717   2,811,103
    Halfords Group P.L.C.................................   860,044   4,003,733
    Halma P.L.C.......................................... 1,396,475  19,370,339
    Hargreaves Lansdown P.L.C............................   305,977   5,258,844
    Harvey Nash Group P.L.C..............................    28,747      24,106
    Hays P.L.C........................................... 3,371,047   5,302,878
    Headlam Group P.L.C..................................   104,668     652,510
    Helical P.L.C........................................   344,116   1,291,774
    Henderson Group P.L.C................................ 3,147,718   9,617,907
    Henry Boot P.L.C.....................................    54,535     129,875
    Hikma Pharmaceuticals P.L.C..........................   314,409  10,947,929
    Hill & Smith Holdings P.L.C..........................   208,850   2,961,741
    Hilton Food Group P.L.C..............................     1,517      11,976
    Hiscox, Ltd.......................................... 1,021,265  14,312,245
*   Hochschild Mining P.L.C..............................   745,498   2,648,859
    Hogg Robinson Group P.L.C............................   159,073     136,543
    Home Retail Group P.L.C.............................. 1,862,626   3,799,681
    HomeServe P.L.C......................................   827,762   6,124,734
    Howden Joinery Group P.L.C........................... 1,378,559   7,882,751
    HSBC Holdings P.L.C. Sponsored ADR................... 1,913,051  62,652,420
    Hunting P.L.C........................................   448,291   2,426,936
    Huntsworth P.L.C.....................................   265,818     140,776
    ICAP P.L.C........................................... 1,695,437   9,958,364
    IG Group Holdings P.L.C.............................. 1,278,082  14,970,952
*   Imagination Technologies Group P.L.C.................   483,561   1,301,488
    IMI P.L.C............................................   690,000   9,789,848
    Imperial Brands P.L.C................................   378,719  19,957,337
    Imperial Brands P.L.C. Sponsored ADR.................    25,186   1,329,166

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
UNITED KINGDOM -- (Continued)
    Inchcape P.L.C......................................  1,509,796 $13,461,827
    Indivior P.L.C......................................    560,942   2,200,537
    Informa P.L.C.......................................  1,888,890  17,846,115
    Inmarsat P.L.C......................................  1,012,319  10,466,980
    InterContinental Hotels Group P.L.C.................    128,528   5,138,626
#   InterContinental Hotels Group P.L.C. ADR............     87,299   3,535,609
    Intermediate Capital Group P.L.C....................     43,176     327,097
    International Consolidated Airlines Group
      SA(B5282K0).......................................    273,681   1,475,941
    International Consolidated Airlines Group
      SA(B5M6XQ7).......................................  1,443,614   7,751,660
    International Consolidated Airlines Group SA
      Sponsored ADR.....................................     11,890     317,582
*   International Ferro Metals, Ltd.....................     20,587          93
    International Personal Finance P.L.C................     45,881     162,829
    Interserve P.L.C....................................    359,744   1,404,258
    Intertek Group P.L.C................................    327,922  15,732,532
    Investec P.L.C......................................  1,298,223   7,727,352
*   IP Group P.L.C......................................    159,593     333,400
    ITE Group P.L.C.....................................    803,956   1,732,542
    ITV P.L.C...........................................  2,944,191   7,634,083
#   J D Wetherspoon P.L.C...............................    428,530   4,827,231
#   J Sainsbury P.L.C...................................  4,060,296  12,049,122
    James Fisher & Sons P.L.C...........................     96,432   1,911,028
    Jardine Lloyd Thompson Group P.L.C..................    240,776   3,113,712
    JD Sports Fashion P.L.C.............................    209,857   3,489,814
    John Menzies P.L.C..................................    211,041   1,644,051
    John Wood Group P.L.C...............................    911,840   7,977,444
    Johnson Matthey P.L.C...............................    561,180  24,319,896
*   Johnston Press P.L.C................................     29,137       5,295
    JRP Group P.L.C.....................................     87,914     123,290
    Jupiter Fund Management P.L.C.......................  1,313,673   7,347,075
*   KAZ Minerals P.L.C..................................  1,239,145   2,576,463
    KCOM Group P.L.C....................................  1,243,219   1,808,282
    Keller Group P.L.C..................................    203,223   2,737,422
    Kier Group P.L.C....................................    295,129   4,190,281
    Kingfisher P.L.C....................................  3,250,756  14,435,553
    Ladbrokes P.L.C.....................................  1,972,528   3,619,691
    Laird P.L.C.........................................    825,927   3,203,973
*   Lamprell P.L.C......................................    633,715     585,682
    Lancashire Holdings, Ltd............................    547,761   4,359,652
    Laura Ashley Holdings P.L.C.........................    224,765      64,023
    Lavendon Group P.L.C................................    239,317     370,741
    Legal & General Group P.L.C.........................  7,030,588  19,125,779
*   Liberty Global P.L.C. Class A.......................    115,018   3,647,221
#*  Liberty Global P.L.C. Series C......................    281,606   8,715,706
*   Liberty Global P.L.C. LiLAC Class A.................     15,722     540,051
*   Liberty Global P.L.C. LiLAC Class C.................     38,496   1,347,360
    Lloyds Banking Group P.L.C.......................... 47,561,951  33,452,638
#   Lloyds Banking Group P.L.C. ADR.....................  1,209,083   3,457,977
    London Stock Exchange Group P.L.C...................    342,457  12,601,560
    Lookers P.L.C.......................................    712,461   1,003,680
    Low & Bonar P.L.C...................................    135,064     108,938
    LSL Property Services P.L.C.........................     21,370      65,125
    Man Group P.L.C.....................................  4,412,547   6,769,210
*   Management Consulting Group P.L.C...................    265,588      59,733

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
UNITED KINGDOM -- (Continued)
    Marks & Spencer Group P.L.C.......................... 2,411,060 $10,193,812
    Marshalls P.L.C......................................   294,184   1,063,641
    Marston's P.L.C...................................... 1,861,928   3,500,028
    McBride P.L.C........................................   447,499     964,399
    Mears Group P.L.C....................................   126,840     664,748
    Mediclinic International P.L.C.......................    56,795     806,349
    Meggitt P.L.C........................................ 1,790,024  10,367,689
#   Melrose Industries P.L.C.............................   537,435   4,867,153
    Merlin Entertainments P.L.C..........................   638,815   3,996,447
    Micro Focus International P.L.C......................   375,599   9,626,886
    Millennium & Copthorne Hotels P.L.C..................   395,112   2,364,507
    Mitchells & Butlers P.L.C............................   643,288   2,142,259
    Mitie Group P.L.C.................................... 1,737,105   5,726,443
    MJ Gleeson P.L.C.....................................    19,478     134,831
    Mondi P.L.C..........................................   690,162  13,966,946
    Moneysupermarket.com Group P.L.C.....................   973,714   3,846,493
    Morgan Advanced Materials P.L.C......................   904,684   3,272,834
    Morgan Sindall Group P.L.C...........................    54,143     414,249
*   Mothercare P.L.C.....................................   323,996     587,719
    N Brown Group P.L.C..................................   431,332     992,724
    National Express Group P.L.C......................... 1,456,402   6,505,575
    National Grid P.L.C..................................    14,459     207,325
    National Grid P.L.C. Sponsored ADR...................   167,434  12,130,592
    NCC Group P.L.C......................................    95,153     409,414
*   New World Resources P.L.C. Class A...................    46,188         191
    Next P.L.C...........................................    86,719   5,765,518
    Northgate P.L.C......................................   507,589   2,564,701
    Novae Group P.L.C....................................    90,573     974,124
#*  Ocado Group P.L.C....................................   412,031   1,454,673
    Old Mutual P.L.C..................................... 5,568,574  15,496,061
    OneSavings Bank P.L.C................................    29,279      79,465
*   Ophir Energy P.L.C................................... 1,103,999     992,056
    Oxford Instruments P.L.C.............................    88,724     840,157
    Pagegroup P.L.C......................................   591,816   2,648,635
    Paragon Group of Cos. P.L.C. (The)...................   152,406     550,070
    PayPoint P.L.C.......................................    78,901   1,028,491
*   Paysafe Group P.L.C..................................    45,357     231,453
    Pearson P.L.C........................................   253,546   2,962,265
    Pearson P.L.C. Sponsored ADR.........................   614,932   7,188,555
    Pendragon P.L.C......................................   761,687     318,971
    Pennon Group P.L.C...................................   759,523   9,065,150
    Persimmon P.L.C......................................   748,142  16,704,184
    Petra Diamonds, Ltd..................................   760,143   1,203,314
    Petrofac, Ltd........................................   752,013   7,435,618
*   Petropavlovsk P.L.C.................................. 1,205,653     114,085
    Pets at Home Group P.L.C.............................   131,350     423,209
    Phoenix Group Holdings...............................   611,508   6,486,515
#   Photo-Me International P.L.C.........................   823,202   1,688,769
    Playtech P.L.C.......................................   721,736   8,312,477
    Polypipe Group P.L.C.................................     7,526      23,728
    Poundland Group P.L.C................................    72,320     217,134
    Premier Farnell P.L.C................................   762,962   1,963,430
*   Premier Foods P.L.C.................................. 3,505,742   2,339,203

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
UNITED KINGDOM -- (Continued)
*   Premier Oil P.L.C.................................... 2,671,260 $ 2,262,554
    Provident Financial P.L.C............................   118,556   4,251,563
#   Prudential P.L.C. ADR................................   613,887  21,682,489
*   Punch Taverns P.L.C..................................    44,189      51,145
    PZ Cussons P.L.C.....................................   583,240   2,622,122
    QinetiQ Group P.L.C.................................. 2,607,504   7,742,820
    Randgold Resources, Ltd..............................   162,700  19,146,218
    Randgold Resources, Ltd. ADR.........................    19,822   2,331,265
    Rank Group P.L.C.....................................   290,672     854,213
    Rathbone Brothers P.L.C..............................    11,108     266,521
*   Raven Russia, Ltd....................................   151,029      75,923
*   REA Holdings P.L.C...................................    11,361      35,967
    Reckitt Benckiser Group P.L.C........................   148,119  14,361,629
    Redrow P.L.C.........................................   757,019   3,384,956
    Regus P.L.C.......................................... 2,841,217  11,480,957
    RELX P.L.C...........................................   366,955   6,968,031
#   RELX P.L.C. Sponsored ADR............................   184,656   3,560,167
    Renishaw P.L.C.......................................    98,148   3,382,336
    Rentokil Initial P.L.C............................... 3,458,862   9,834,137
    Restaurant Group P.L.C. (The)........................   755,892   3,542,138
    Ricardo P.L.C........................................    62,925     637,634
    Rightmove P.L.C......................................   171,018   9,168,386
    Rio Tinto P.L.C......................................   109,785   3,562,766
#   Rio Tinto P.L.C. Sponsored ADR.......................   929,561  30,508,192
    RM P.L.C.............................................    27,965      54,583
    Robert Walters P.L.C.................................    96,302     383,066
    Rolls-Royce Holdings P.L.C........................... 3,297,979  34,508,730
    Rotork P.L.C......................................... 2,592,893   7,457,032
#*  Royal Bank of Scotland Group P.L.C. Sponsored ADR....   603,738   3,079,064
    Royal Dutch Shell P.L.C. Class A..................... 1,327,209  34,268,804
    Royal Dutch Shell P.L.C. Class B.....................    62,822   1,670,985
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A...... 1,251,631  64,821,969
#   Royal Dutch Shell P.L.C. Sponsored ADR, Class B...... 1,354,884  73,448,262
    Royal Mail P.L.C..................................... 2,164,112  14,592,935
    RPC Group P.L.C...................................... 1,007,618  11,497,780
    RPS Group P.L.C......................................   441,868   1,102,518
    RSA Insurance Group P.L.C............................ 2,258,272  14,850,130
    S&U P.L.C............................................     2,442      76,595
    SABMiller P.L.C......................................   157,582   9,207,532
    Saga P.L.C...........................................    97,633     262,363
    Sage Group P.L.C. (The).............................. 1,633,182  15,399,926
    Savills P.L.C........................................   355,332   3,286,879
    Schroders P.L.C.(0239581)............................    57,030   1,519,031
    Schroders P.L.C.(0240549)............................   129,570   4,490,713
    SDL P.L.C............................................   154,347     884,070
    Senior P.L.C......................................... 1,336,203   3,621,931
    Sepura P.L.C.........................................    12,081       9,165
*   Serco Group P.L.C....................................   662,297   1,049,183
    Severfield P.L.C.....................................   396,752     286,017
    Severn Trent P.L.C...................................   284,878   9,230,677
    Shanks Group P.L.C................................... 1,346,415   1,875,688
    Shire P.L.C..........................................   179,706  11,609,443
    Shire P.L.C. ADR.....................................    27,906   5,417,113

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
UNITED KINGDOM -- (Continued)
    SIG P.L.C...........................................  2,096,731 $ 2,925,288
#   Sky P.L.C...........................................    687,660   8,374,587
    Sky P.L.C. Sponsored ADR............................     24,064   1,169,992
    Smith & Nephew P.L.C................................    459,957   7,565,855
    Smith & Nephew P.L.C. Sponsored ADR.................    114,228   3,802,633
    Smiths Group P.L.C..................................  1,047,807  17,514,430
#   Soco International P.L.C............................    524,352   1,048,586
    Spectris P.L.C......................................    398,888   9,903,961
    Speedy Hire P.L.C...................................    954,305     435,239
    Spirax-Sarco Engineering P.L.C......................    210,354  11,081,994
    Spirent Communications P.L.C........................  1,895,400   2,265,818
    Spirent Communications P.L.C. ADR...................     25,100     119,602
*   Sportech P.L.C......................................     87,812      77,180
#*  Sports Direct International P.L.C...................    432,699   1,657,084
#   SSE P.L.C...........................................  1,436,654  28,838,083
    SSP Group P.L.C.....................................    164,411     696,942
    St. Ives P.L.C......................................     89,975     130,687
    St. James's Place P.L.C.............................  1,005,596  12,306,903
    St. Modwen Properties P.L.C.........................    500,081   1,865,897
    Stagecoach Group P.L.C..............................    838,334   2,248,115
    Standard Chartered P.L.C............................  2,641,157  21,119,007
    Standard Life P.L.C.................................  1,584,434   6,343,368
    Sthree P.L.C........................................     93,359     317,684
    Stobart Group, Ltd..................................    112,353     254,151
    STV Group P.L.C.....................................     56,141     239,923
    SuperGroup P.L.C....................................    229,528   4,823,193
    Synthomer P.L.C.....................................    901,015   4,359,716
    T Clarke P.L.C......................................     26,802      24,651
#   TalkTalk Telecom Group P.L.C........................  1,083,848   3,284,442
    Tarsus Group P.L.C..................................      4,986      17,974
    Tate & Lyle P.L.C...................................  1,512,343  14,472,755
    Taylor Wimpey P.L.C.................................  6,822,646  13,961,123
    Ted Baker P.L.C.....................................     40,594   1,264,579
    Telecom Plus P.L.C..................................    126,482   1,742,824
*   Tesco P.L.C......................................... 10,062,881  20,747,859
*   Thomas Cook Group P.L.C.............................  5,889,071   5,064,057
    Topps Tiles P.L.C...................................    125,036     198,593
    Travis Perkins P.L.C................................    577,491  11,915,989
    Tribal Group P.L.C..................................     44,942      33,285
    Trifast P.L.C.......................................     50,763      90,104
    Trinity Mirror P.L.C................................  1,373,276   1,364,836
    TT Electronics P.L.C................................    383,667     682,595
    TUI AG(B11LJN4).....................................    340,866   4,437,684
    TUI AG(5666292).....................................    561,525   7,359,446
    Tullett Prebon P.L.C................................    598,952   2,639,083
*   Tullow Oil P.L.C....................................  1,644,991   4,332,408
    U & I Group P.L.C...................................    304,323     610,130
    UBM P.L.C...........................................  1,310,031  11,627,157
    UDG Healthcare P.L.C................................    628,283   4,836,000
    UK Mail Group P.L.C.................................     12,676      51,853
    Ultra Electronics Holdings P.L.C....................    216,199   4,893,652
    Unilever P.L.C......................................     63,007   2,947,659
    Unilever P.L.C. Sponsored ADR.......................    232,570  10,886,602

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES       VALUE++
                                                      --------- ---------------
UNITED KINGDOM -- (Continued)
    UNITE Group P.L.C. (The).........................   717,209 $     6,010,515
    United Utilities Group P.L.C.....................   610,655       8,215,197
    United Utilities Group P.L.C. ADR................    10,818         290,593
*   Vectura Group P.L.C..............................   771,119       1,521,307
#   Vedanta Resources P.L.C..........................   290,790       2,210,546
    Vesuvius P.L.C...................................   638,057       3,102,351
    Victrex P.L.C....................................   308,625       6,028,109
    Virgin Money Holdings UK P.L.C...................    24,139          84,188
    Vitec Group P.L.C. (The).........................    22,541         161,948
    Vodafone Group P.L.C............................. 5,819,466      17,678,844
#   Vodafone Group P.L.C. Sponsored ADR.............. 1,397,631      43,186,789
*   Volex P.L.C......................................    24,880          14,478
    Vp P.L.C.........................................    13,881         130,252
    Weir Group P.L.C. (The)..........................   501,098       9,709,126
    WH Smith P.L.C...................................   249,900       5,058,856
    Whitbread P.L.C..................................   182,464       9,317,446
    William Hill P.L.C............................... 3,087,058      13,058,209
    Wilmington P.L.C.................................   137,652         452,197
    Wincanton P.L.C..................................    96,426         231,501
    Wireless Group P.L.C.............................    86,731         352,665
*   Wizz Air Holdings P.L.C..........................     2,007          41,145
#   WM Morrison Supermarkets P.L.C................... 6,813,789      16,744,774
    Wolseley P.L.C...................................   250,972      13,993,790
    Wolseley P.L.C. ADR..............................    53,693         299,609
    WPP P.L.C........................................   454,102      10,188,925
    WPP P.L.C. Sponsored ADR.........................   130,599      14,636,230
    WS Atkins P.L.C..................................   263,577       4,878,808
    Xaar P.L.C.......................................   102,608         674,505
    XP Power, Ltd....................................     4,690         100,464
    Zoopla Property Group P.L.C......................    46,135         179,324
                                                                ---------------
TOTAL UNITED KINGDOM.................................             2,615,910,214
                                                                ---------------
UNITED STATES -- (0.0%)
    Ball Corp........................................    83,803       5,922,358
    Iron Mountain, Inc...............................     8,955         370,779
                                                                ---------------
TOTAL UNITED STATES..................................                 6,293,137
                                                                ---------------
TOTAL COMMON STOCKS..................................            16,094,455,401
                                                                ---------------
PREFERRED STOCKS -- (0.4%)

GERMANY -- (0.4%)
    Bayerische Motoren Werke AG......................    68,923       4,995,472
#   Biotest AG.......................................    18,283         278,791
    Draegerwerk AG & Co. KGaA........................    12,369         819,241
    Fuchs Petrolub SE................................    94,689       3,998,244
    Henkel AG & Co. KGaA.............................    31,058       3,870,006
    Jungheinrich AG..................................   170,211       5,191,761
    Porsche Automobil Holding SE.....................   137,790       7,205,626
    Sartorius AG.....................................    41,916       3,351,482
    Sixt SE..........................................    40,324       1,657,856
    STO SE & Co. KGaA................................     1,935         231,444
    Villeroy & Boch AG...............................    10,868         165,715

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                      SHARES        VALUE++
                                                    ----------- ---------------
GERMANY -- (Continued)
      Volkswagen AG................................     217,027 $    30,534,237
                                                                ---------------
TOTAL GERMANY......................................                  62,299,875
                                                                ---------------
TOTAL PREFERRED STOCKS.............................                  62,299,875
                                                                ---------------
RIGHTS/WARRANTS -- (0.0%)

AUSTRALIA -- (0.0%)
*     Centrebet International, Ltd. Claim Units
        Rights.....................................      22,005              --
*     Centrebet International, Ltd. Litigation
        Rights.....................................      22,005              --
                                                                ---------------
TOTAL AUSTRALIA....................................                          --
                                                                ---------------
AUSTRIA -- (0.0%)
#*    Intercell AG Rights..........................      29,444              --
                                                                ---------------
HONG KONG -- (0.0%)
*     Cheuk Nang Holdings, Ltd.
        Warrants 04/24/17..........................       2,964             650
*     Imagi International Holdings, Ltd. Rights
        08/12/16...................................   2,100,800           6,769
*     South China Financial Holdings, Ltd. Rights
        06/22/16...................................     750,000              97
                                                                ---------------
TOTAL HONG KONG....................................                       7,516
                                                                ---------------
NORWAY -- (0.0%)
*     DOF ASA Rights...............................     143,760              --
                                                                ---------------
SINGAPORE -- (0.0%)
*     Ezion Holdings, Ltd. Warrants 04/24/20.......     551,178          26,722
                                                                ---------------
SPAIN -- (0.0%)
#*    Quabit Inmobiliaria SA Rights................       9,488             954
*     Zardoya Otis SA Rights 08/05/16..............     256,114         103,081
                                                                ---------------
TOTAL SPAIN........................................                     104,035
                                                                ---------------
TOTAL RIGHTS/WARRANTS..............................                     138,273
                                                                ---------------
TOTAL INVESTMENT SECURITIES........................              16,156,893,549
                                                                ---------------

                                                                    VALUE+
                                                                ---------------
SECURITIES LENDING COLLATERAL -- (7.2%)
(S)@  DFA Short Term Investment Fund............... 108,086,208   1,250,557,427
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $16,961,995,342)^^.........................             $17,407,450,976
                                                                ===============

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                         ------------------------------------------------------
                            LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                         -------------- --------------- ------- ---------------
 Common Stocks
    Australia........... $   33,550,290 $ 1,055,528,131   --    $ 1,089,078,421
    Austria.............         49,413      79,888,681   --         79,938,094
    Belgium.............     15,224,149     216,335,921   --        231,560,070
    Canada..............  1,486,725,354          35,337   --      1,486,760,691
    China...............             --         894,621   --            894,621
    Denmark.............     33,913,273     294,453,325   --        328,366,598
    Finland.............      7,162,970     295,838,459   --        303,001,429
    France..............     70,178,287   1,034,920,308   --      1,105,098,595
    Germany.............     72,456,860   1,056,074,902   --      1,128,531,762
    Greece..............             --              --   --                 --
    Hong Kong...........      1,823,857     462,636,046   --        464,459,903
    Ireland.............     18,615,060      64,239,032   --         82,854,092
    Israel..............     33,923,430      71,127,048   --        105,050,478
    Italy...............     10,680,405     390,513,529   --        401,193,934
    Japan...............    105,939,836   3,733,334,590   --      3,839,274,426
    Netherlands.........     65,863,924     362,259,050   --        428,122,974
    New Zealand.........        780,130      80,699,903   --         81,480,033
    Norway..............     12,923,973     120,189,292   --        133,113,265
    Portugal............        246,740      44,151,878   --         44,398,618
    Singapore...........          8,320     180,133,991   --        180,142,311
    Spain...............     22,157,206     350,410,661   --        372,567,867
    Sweden..............      6,583,978     481,720,735   --        488,304,713
    Switzerland.........    108,432,135     989,627,020   --      1,098,059,155
    United Kingdom......    619,880,805   1,996,029,409   --      2,615,910,214
    United States.......      5,922,358         370,779   --          6,293,137
 Preferred Stocks
    Germany.............             --      62,299,875   --         62,299,875
 Rights/Warrants
    Australia...........             --              --   --                 --
    Austria.............             --              --   --                 --
    Hong Kong...........             --           7,516   --              7,516
    Norway..............             --              --   --                 --
    Singapore...........             --          26,722   --             26,722
    Spain...............             --         104,035   --            104,035
 Securities Lending
   Collateral...........             --   1,250,557,427   --      1,250,557,427
 Futures Contracts**....      4,317,088              --   --          4,317,088
                         -------------- ---------------   --    ---------------
 TOTAL.................. $2,737,359,841 $14,674,408,223   --    $17,411,768,064
                         ============== ===============   ==    ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                                    VALUE+
                                                                ---------------
 AFFILIATED INVESTMENT COMPANIES -- (100.0%)
 Investment in The Continental Small Company Series of The DFA
   Investment Trust Company.................................... $ 3,843,130,275
 Investment in The Japanese Small Company Series of The DFA
   Investment Trust Company....................................   2,509,856,422
 Investment in The United Kingdom Small Company Series of The
   DFA Investment Trust Company................................   1,708,648,405
 Investment in The Asia Pacific Small Company Series of The
   DFA Investment Trust Company................................   1,318,372,412
 Investment in The Canadian Small Company Series of The DFA
   Investment Trust Company....................................     914,729,046
                                                                ---------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
    (Cost $9,384,381,547)......................................  10,294,736,560
                                                                ---------------
   TOTAL INVESTMENTS -- (100.0%) (Cost $9,384,381,547)^^....... $10,294,736,560
                                                                ===============

INTERNATIONAL SMALL COMPANY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                -----------------------------------------------
                                    LEVEL 1     LEVEL 2 LEVEL 3      TOTAL
                                --------------- ------- ------- ---------------
 Affiliated Investment
   Companies................... $10,294,736,560   --      --    $10,294,736,560
 Futures Contracts**...........       3,131,436   --      --          3,131,436
                                ---------------   --      --    ---------------
 TOTAL......................... $10,297,867,996   --      --    $10,297,867,996
                                ===============   ==      ==    ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                       JAPANESE SMALL COMPANY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                                      VALUE+
                                                                   ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Japanese Small Company Series of The DFA
  Investment Trust Company........................................ $455,375,422
                                                                   ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $401,820,473)^^........................................ $455,375,422
                                                                   ============

Summary of the Portfolio's Master Fund's investments as of July 31, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     ASIA PACIFIC SMALL COMPANY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                                      VALUE+
                                                                   ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Asia Pacific Small Company Series of The DFA
  Investment Trust Company........................................ $244,129,149
                                                                   ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $246,438,289)^^........................................ $244,129,149
                                                                   ============

Summary of the Portfolio's Master Fund's investments as of July 31, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                    UNITED KINGDOM SMALL COMPANY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                                      VALUE+
                                                                    -----------
 AFFILIATED INVESTMENT COMPANY -- (100.0%)
 Investment in The United Kingdom Small Company Series of The DFA
   Investment Trust Company........................................ $37,060,442
                                                                    -----------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
      (Cost $31,806,092)^^......................................... $37,060,442
                                                                    ===========

Summary of the Portfolio's Master Fund's investments as of July 31, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                      CONTINENTAL SMALL COMPANY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                                      VALUE+
                                                                   ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Continental Small Company Series of The DFA
  Investment Trust Company........................................ $328,872,465
                                                                   ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $288,676,877)^^........................................ $328,872,465
                                                                   ============

Summary of the Portfolio's Master Fund's investments as of July 31, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                          SHARES     VALUE++
                                                        ---------- ------------
COMMON STOCKS -- (95.1%)

AUSTRALIA -- (20.5%)
    360 Capital Industrial Fund........................    461,462 $    953,128
    Abacus Property Group..............................  3,342,404    8,054,258
#   ALE Property Group.................................  1,153,542    3,812,432
    Aspen Group........................................    755,397      712,169
    Astro Japan Property Group.........................    319,316    1,684,093
    BWP Trust..........................................  5,252,676   15,275,179
    Carindale Property Trust...........................     99,428      649,310
    Charter Hall Group.................................  3,374,752   14,335,951
*   Charter Hall Office................................  2,059,687           --
    Charter Hall Retail REIT...........................  3,608,750   13,180,989
    Cromwell Property Group............................ 12,440,212   10,439,985
    Dexus Property Group...............................  9,900,739   73,529,612
#   Folkestone Education Trust.........................  1,364,124    2,902,389
    Galileo Japan Trust................................     85,441      161,066
    GDI Property Group.................................    145,296      108,896
    Generation Healthcare REIT.........................     11,166       17,492
    Goodman Group...................................... 17,934,147  102,859,355
*   GPT Group (The)(B3WX9L1)........................... 38,018,670           --
    GPT Group (The)(6365866)........................... 18,243,830   77,810,155
#   Growthpoint Properties Australia, Ltd..............    930,173    2,334,141
    Ingenia Communities Group..........................  1,324,364    2,900,073
    Investa Office Fund................................  5,962,427   20,767,591
*   New South Resources, Ltd...........................    380,087      471,939
*   Prime Retirement & Aged Care Property Trust
      (The)............................................    116,309           --
    Scentre Group...................................... 51,065,614  205,818,394
    Shopping Centres Australasia Property Group........  8,348,555   15,173,780
    Stockland.......................................... 24,251,938   93,071,306
#   Vicinity Centres................................... 33,681,696   88,756,254
    Westfield Corp..................................... 19,814,430  161,075,522
                                                                   ------------
TOTAL AUSTRALIA........................................             916,855,459
                                                                   ------------
BELGIUM -- (1.8%)
    Aedifica SA........................................    109,198    8,660,549
    Befimmo SA.........................................    236,057   16,042,957
    Care Property Invest...............................      4,293       96,701
    Cofinimmo SA.......................................    222,744   27,831,567
    Intervest Offices & Warehouses NV..................     98,262    2,796,289
    Leasinvest Real Estate SCA.........................     15,591    1,847,030
    Montea SCA.........................................      8,269      411,485
#   Retail Estates NV..................................     34,828    3,171,274
    Warehouses De Pauw CVA.............................    159,807   16,478,184
    Wereldhave Belgium NV..............................     17,119    2,126,829
                                                                   ------------
TOTAL BELGIUM..........................................              79,462,865
                                                                   ------------
CANADA -- (5.0%)
    Allied Properties REIT.............................    429,984   13,047,881
#   Artis REIT.........................................    797,753    8,340,159
#   Boardwalk REIT.....................................    266,600   11,452,988
#   Brookfield Canada Office Properties................     71,795    1,574,305
#   BTB REIT...........................................    199,605      706,296
    Canadian Apartment Properties REIT.................    624,455   15,615,560

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
CANADA -- (Continued)
    Canadian REIT......................................    399,463 $ 15,312,774
    Chartwell Retirement Residences....................    617,475    7,500,596
    Cominar REIT.......................................    948,099   12,983,579
    Crombie REIT.......................................    452,995    5,471,398
    CT REIT............................................     10,100      117,581
#   Dream Global REIT..................................    729,837    5,081,161
    Dream Industrial REIT..............................     44,332      299,814
#   Dream Office REIT..................................    615,804    8,923,534
#   Granite REIT.......................................    239,032    7,440,172
    H&R REIT...........................................  1,411,332   25,131,907
    InnVest REIT.......................................    704,470    3,793,072
#   InterRent REIT.....................................    204,290    1,300,234
    Killam Apartment REIT..............................     73,043      731,185
    Morguard North American Residential REIT...........    169,652    1,716,465
    Morguard REIT......................................    306,281    3,682,925
    Northview Apartment REIT...........................    291,924    5,048,554
#   NorthWest Healthcare Properties REIT...............    392,486    3,069,185
    OneREIT............................................    564,130    1,667,784
#   Partners REIT......................................    130,878      363,870
    Plaza Retail REIT..................................     53,917      208,953
    Pure Industrial Real Estate Trust..................  1,402,504    5,865,026
#   RioCan REIT........................................  1,638,027   36,357,387
    Slate Office REIT..................................      8,600       54,604
*   Slate Retail REIT..................................      6,400       68,870
    Smart REIT.........................................    640,446   18,889,883
                                                                   ------------
TOTAL CANADA...........................................             221,817,702
                                                                   ------------
CHINA -- (0.2%)
*   RREEF China Commercial Trust.......................  1,392,000       14,802
    Spring REIT........................................  1,825,000      813,955
#   Yuexiu REIT........................................ 15,257,000    9,150,187
                                                                   ------------
TOTAL CHINA............................................               9,978,944
                                                                   ------------
FRANCE -- (5.4%)
#   Acanthe Developpement SA...........................    206,670      112,880
    Affine SA..........................................     60,156    1,024,760
#   Altarea SCA........................................      4,741      927,975
    ANF Immobilier.....................................     49,896    1,222,457
    Argan SA...........................................      8,639      230,331
#   Cegereal SA........................................     15,742      662,124
    Fonciere Des Regions...............................    328,643   30,924,556
#   Gecina SA..........................................    339,369   51,435,887
    ICADE..............................................    392,154   30,254,055
    Klepierre..........................................  2,207,219  105,838,131
    Mercialys SA.......................................    696,395   16,281,045
    Terreis............................................      1,329       50,707
    Unibail-Rodamco SE.................................      9,287    2,555,744
                                                                   ------------
TOTAL FRANCE...........................................             241,520,652
                                                                   ------------
GERMANY -- (0.5%)
    Alstria Office REIT-AG.............................  1,073,151   14,945,293

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
GERMANY -- (Continued)
#   Hamborner REIT AG..................................    764,271 $  9,048,715
                                                                   ------------
TOTAL GERMANY..........................................              23,994,008
                                                                   ------------
GREECE -- (0.0%)
    Grivalia Properties REIC AE........................     96,660      752,694
                                                                   ------------
HONG KONG -- (4.8%)
    Champion REIT...................................... 27,304,012   15,780,863
    Fortune REIT....................................... 10,742,000   13,787,251
#   Link REIT (The).................................... 22,642,305  169,163,668
    Prosperity REIT.................................... 11,907,000    5,315,219
#   Regal REIT.........................................  8,643,000    2,309,223
    Sunlight REIT...................................... 10,493,000    6,417,719
                                                                   ------------
TOTAL HONG KONG........................................             212,773,943
                                                                   ------------
ITALY -- (0.3%)
#   Beni Stabili SpA SIIQ.............................. 12,789,380    8,375,294
    Immobiliare Grande Distribuzione SIIQ SpA..........  4,463,635    3,897,026
                                                                   ------------
TOTAL ITALY............................................              12,272,320
                                                                   ------------
JAPAN -- (22.2%)
    Activia Properties, Inc............................      2,167   11,342,708
#   Advance Residence Investment Corp..................     13,545   37,718,849
#   AEON REIT Investment Corp..........................      2,169    2,745,702
#   Comforia Residential REIT, Inc.....................      3,689    8,795,780
#   Daiwa House REIT Investment Corp...................      1,915   11,787,597
#   Daiwa House Residential Investment Corp............      7,791   21,900,562
#   Daiwa Office Investment Corp.......................      3,790   22,605,614
    Frontier Real Estate Investment Corp...............      5,209   27,898,766
#   Fukuoka REIT Corp..................................      7,660   15,866,925
#   Global One Real Estate Investment Corp.............      2,064    8,202,544
#   GLP J-Reit.........................................     20,918   26,674,516
#   Hankyu Reit, Inc...................................      5,894    8,183,125
    Heiwa Real Estate REIT, Inc........................     10,242    8,646,496
    Hoshino Resorts REIT, Inc..........................         42      514,636
    Ichigo Office REIT Investment......................     12,586    9,838,172
#   Industrial & Infrastructure Fund Investment Corp...      3,613   20,815,791
#   Invincible Investment Corp.........................     28,951   19,502,466
#   Japan Excellent, Inc...............................     13,593   19,253,047
#   Japan Hotel REIT Investment Corp...................     35,628   29,884,822
#   Japan Logistics Fund, Inc..........................      9,838   23,078,808
#   Japan Prime Realty Investment Corp.................      8,624   37,966,380
    Japan Real Estate Investment Corp..................     13,446   81,289,192
#   Japan Rental Housing Investments, Inc..............     16,564   14,219,068
    Japan Retail Fund Investment Corp..................     26,038   64,063,285
#   Kenedix Office Investment Corp.....................      4,912   30,731,286
#   Kenedix Residential Investment Corp................      4,077   11,117,073
    Kenedix Retail REIT Corp...........................      1,716    4,690,224
#   MCUBS MidCity Investment Corp......................      2,720    9,928,211
#   Mori Hills REIT Investment Corp....................     17,097   26,906,770
    Mori Trust Sogo Reit, Inc..........................     12,856   23,869,434
    Nippon Accommodations Fund, Inc....................      5,159   23,609,488

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
JAPAN -- (Continued)
#   Nippon Building Fund, Inc..........................     14,506 $ 89,258,389
    Nippon Prologis REIT, Inc..........................      5,830   14,579,477
#   NIPPON REIT Investment Corp........................      1,116    2,951,597
#   Nomura Real Estate Master Fund, Inc................     34,010   56,362,075
    Orix JREIT, Inc....................................     24,897   45,922,408
#   Premier Investment Corp............................     14,428   19,735,700
#   Sekisui House REIT, Inc............................      2,067    2,938,870
    Sekisui House SI Residential Investment Corp.......     11,794   14,586,909
    SIA Reit, Inc......................................         19       79,847
    Starts Proceed Investment Corp.....................      1,267    2,171,340
#   Tokyu REIT, Inc....................................     10,784   15,407,495
    Top REIT, Inc......................................      1,991    8,493,728
#   United Urban Investment Corp.......................     29,107   54,414,767
                                                                   ------------
TOTAL JAPAN............................................             990,549,939
                                                                   ------------
MALAYSIA -- (0.5%)
    Amanahraya REIT....................................    294,900       67,035
    AmFirst REIT.......................................  1,788,940      336,297
#   Axis REIT..........................................  5,708,563    2,483,583
    Capitaland Malaysia Mall Trust..................... 10,650,900    3,956,054
    Hektar REIT........................................    125,525       48,103
#   IGB REIT...........................................  9,086,900    3,661,040
    KLCCP Stapled Group................................  3,403,100    6,271,583
    MRCB-Quill REIT....................................    733,100      221,497
    Pavilion REIT......................................    502,300      228,217
    Sunway REIT........................................ 14,483,000    5,942,840
    Tower REIT.........................................    434,900      131,512
    YTL Hospitality REIT...............................  4,316,800    1,167,616
                                                                   ------------
TOTAL MALAYSIA.........................................              24,515,377
                                                                   ------------
MEXICO -- (1.8%)
#   Asesor de Activos Prisma SAPI de C.V...............  3,019,391    2,004,876
#   Concentradora Fibra Danhos S.A. de C.V.............    529,217      960,493
#   Concentradora Fibra Hotelera Mexicana S.A.
      de C.V...........................................  2,081,218    1,506,247
#   Fibra Shop Portafolios Inmobiliarios SAPI de C.V...    159,702      145,648
    Fibra Uno Administracion S.A. de C.V............... 25,275,081   51,426,365
#   Macquarie Mexico Real Estate Management SA
      de C.V...........................................  9,952,692   12,734,138
    PLA Administradora Industrial S de RL de C.V.......  5,681,123    9,410,969
                                                                   ------------
TOTAL MEXICO...........................................              78,188,736
                                                                   ------------
NETHERLANDS -- (7.1%)
    Eurocommercial Properties NV.......................    414,519   18,361,578
    NSI NV.............................................    959,588    4,240,307
    Unibail-Rodamco SE.................................    945,765  260,578,991
    Vastned Retail NV..................................    232,774    9,769,078
    Wereldhave NV......................................    469,122   22,712,713
                                                                   ------------
TOTAL NETHERLANDS......................................             315,662,667
                                                                   ------------
NEW ZEALAND -- (0.8%)
#   Argosy Property, Ltd...............................  6,314,205    5,244,050
#   Goodman Property Trust.............................  8,411,536    8,074,712
*   Investore Property, Ltd............................    321,182      382,729

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
NEW ZEALAND -- (Continued)
#   Kiwi Property Group, Ltd........................... 11,017,180 $ 12,420,932
    NPT, Ltd...........................................     45,944       21,928
    Precinct Properties New Zealand, Ltd...............  4,645,524    4,215,316
#   Property for Industry, Ltd.........................  1,211,692    1,422,788
#   Stride Stapled Group...............................  1,284,726    1,874,215
#   Vital Healthcare Property Trust....................  2,155,346    3,475,488
                                                                   ------------
TOTAL NEW ZEALAND......................................              37,132,158
                                                                   ------------
SINGAPORE -- (7.0%)
#   AIMS AMP Capital Industrial REIT...................  4,721,391    5,168,918
    Ascendas Hospitality Trust.........................  2,600,600    1,445,786
    Ascendas REIT...................................... 23,365,600   42,819,296
    Ascott Residence Trust.............................  9,505,000    8,027,042
#   Cache Logistics Trust..............................  9,546,700    6,173,419
    Cambridge Industrial Trust......................... 12,061,331    4,945,002
    CapitaLand Commercial Trust........................ 27,295,100   30,729,515
    CapitaLand Mall Trust.............................. 25,298,600   40,536,520
    CapitaLand Retail China Trust......................  7,265,180    8,268,682
#   CDL Hospitality Trusts.............................  8,553,100    9,393,954
#   Far East Hospitality Trust.........................  3,319,500    1,584,838
    First REIT.........................................  5,048,100    4,898,924
#   Frasers Centrepoint Trust..........................  7,075,400   11,298,607
    Frasers Commercial Trust...........................  6,790,134    6,792,124
    Keppel DC REIT.....................................    376,600      340,000
    Keppel REIT........................................ 21,421,526   17,056,277
#   Lippo Malls Indonesia Retail Trust................. 13,339,100    3,731,804
#   Mapletree Commercial Trust......................... 15,154,884   17,907,688
    Mapletree Greater China Commercial Trust...........  3,668,100    2,945,470
    Mapletree Industrial Trust......................... 14,352,558   19,412,908
    Mapletree Logistics Trust.......................... 19,119,955   15,085,826
    OUE Hospitality Trust..............................  2,097,632    1,142,370
#   Parkway Life REIT..................................  3,823,800    7,285,350
    Perennial Real Estate Holdings, Ltd................     75,200       48,858
    Sabana Shari'ah Compliant Industrial REIT..........  4,347,016    1,718,081
    Saizen REIT........................................    889,200       66,752
    Soilbuild Business Space REIT......................    740,900      370,371
    SPH REIT...........................................  1,310,800      944,668
    Starhill Global REIT............................... 15,473,000    9,255,086
    Suntec REIT........................................ 25,122,100   31,439,670
                                                                   ------------
TOTAL SINGAPORE........................................             310,833,806
                                                                   ------------
SOUTH AFRICA -- (3.7%)
    Arrowhead Properties, Ltd..........................    780,534      483,580
    Emira Property Fund, Ltd...........................  6,276,659    6,653,013
    Fortress Income Fund, Ltd..........................  4,590,525   12,077,709
    Fortress Income Fund, Ltd. Class A.................  4,216,851    5,101,640
    Growthpoint Properties, Ltd........................ 24,304,567   46,121,789
    Hyprop Investments, Ltd............................  1,979,537   19,244,204
    Investec Property Fund, Ltd........................    591,752      633,552
    Octodec Investments, Ltd...........................     18,104       29,786
    Rebosis Property Fund, Ltd.........................  1,784,772    1,378,692
    Redefine Properties, Ltd........................... 43,822,315   37,851,368

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
SOUTH AFRICA -- (Continued)
    Resilient REIT, Ltd................................  2,566,530 $ 24,957,829
    SA Corporate Real Estate Fund Nominees Pty, Ltd.... 18,543,091    7,469,234
    Vukile Property Fund, Ltd..........................  4,151,221    5,381,904
                                                                   ------------
TOTAL SOUTH AFRICA.....................................             167,384,300
                                                                   ------------
SPAIN -- (0.8%)
    Merlin Properties Socimi SA........................  3,245,732   37,185,279
                                                                   ------------
TAIWAN -- (0.3%)
    Cathay No. 1 REIT.................................. 10,681,000    5,589,246
    Cathay No. 2 REIT..................................  4,114,000    2,070,853
    Fubon No. 1 REIT...................................  1,271,000      637,138
    Fubon No. 2 REIT...................................  3,968,000    1,715,943
    Shin Kong No.1 REIT................................  4,682,000    2,014,522
                                                                   ------------
TOTAL TAIWAN...........................................              12,027,702
                                                                   ------------
TURKEY -- (0.6%)
#   Alarko Gayrimenkul Yatirim Ortakligi A.S...........     78,969      784,404
#   Emlak Konut Gayrimenkul Yatirim Ortakligi A.S...... 19,072,988   17,084,039
#   Halk Gayrimenkul Yatirim Ortakligi A.S.............  1,407,600      401,137
#   Is Gayrimenkul Yatirim Ortakligi A.S...............  6,278,477    3,470,312
#*  Nurol Gayrimenkul Yatirim Ortakligi A.S............     77,988      105,677
#   Saf Gayrimenkul Yatirim Ortakligi A.S..............  3,270,204      876,224
#   Sinpas Gayrimenkul Yatirim Ortakligi A.S...........  3,459,490      718,216
#   Torunlar Gayrimenkul Yatirim Ortakligi A.S.........  1,537,355    2,381,578
#*  Vakif Gayrimenkul Yatirim Ortakligi A.S............  1,323,782      976,668
                                                                   ------------
TOTAL TURKEY...........................................              26,798,255
                                                                   ------------
UNITED KINGDOM -- (11.8%)
#   Assura P.L.C.......................................  2,900,357    2,256,383
    Big Yellow Group P.L.C.............................  1,360,461   12,754,352
    British Land Co. P.L.C. (The)...................... 10,077,696   89,438,220
    Capital & Regional P.L.C...........................    223,315      173,276
    Derwent London P.L.C...............................  1,070,327   40,254,755
    Great Portland Estates P.L.C.......................  3,525,120   31,868,484
    Hammerson P.L.C....................................  8,300,229   61,271,087
#   Hansteen Holdings P.L.C............................  7,123,677   10,077,661
    Intu Properties P.L.C..............................  9,807,203   38,888,831
    Land Securities Group P.L.C........................  8,090,901  117,127,448
    Londonmetric Property P.L.C........................  5,989,358   12,818,153
    McKay Securities P.L.C.............................    294,416      753,693
    Mucklow A & J Group P.L.C..........................    303,293    1,612,198
    Primary Health Properties P.L.C....................  3,559,326    5,233,705
#   Redefine International P.L.C.......................  4,063,273    2,327,167
    Safestore Holdings P.L.C...........................  1,925,933    9,441,127
    Schroder REIT, Ltd.................................     49,938       36,346
    Segro P.L.C........................................  7,714,367   45,201,332
    Shaftesbury P.L.C..................................  2,717,196   33,557,657
    Town Centre Securities P.L.C.......................     15,932       62,171

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
UNITED KINGDOM -- (Continued)
      Workspace Group P.L.C..........................  1,074,552 $   10,031,459
                                                                 --------------
TOTAL UNITED KINGDOM.................................               525,185,505
                                                                 --------------
TOTAL COMMON STOCKS..................................             4,244,892,311
                                                                 --------------
TOTAL INVESTMENT SECURITIES..........................             4,244,892,311
                                                                 --------------

                                                                    VALUE+
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (4.9%)
(S)@  DFA Short Term Investment Fund................. 19,089,023    220,859,997
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,905,445,339)^^............................            $4,465,752,308
                                                                 ==============

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                               LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                             ------------ -------------- ------- --------------
Common Stocks
   Australia................           -- $  916,855,459   --    $  916,855,459
   Belgium..................           --     79,462,865   --        79,462,865
   Canada................... $221,817,702             --   --       221,817,702
   China....................           --      9,978,944   --         9,978,944
   France...................    2,555,744    238,964,908   --       241,520,652
   Germany..................           --     23,994,008   --        23,994,008
   Greece...................           --        752,694   --           752,694
   Hong Kong................           --    212,773,943   --       212,773,943
   Italy....................           --     12,272,320   --        12,272,320
   Japan....................           --    990,549,939   --       990,549,939
   Malaysia.................           --     24,515,377   --        24,515,377
   Mexico...................   78,188,736             --   --        78,188,736
   Netherlands..............           --    315,662,667   --       315,662,667
   New Zealand..............    2,256,944     34,875,214   --        37,132,158
   Singapore................           --    310,833,806   --       310,833,806
   South Africa.............           --    167,384,300   --       167,384,300
   Spain....................           --     37,185,279   --        37,185,279
   Taiwan...................           --     12,027,702   --        12,027,702
   Turkey...................           --     26,798,255   --        26,798,255
   United Kingdom...........           --    525,185,505   --       525,185,505
Securities Lending
  Collateral................           --    220,859,997   --       220,859,997
Futures Contracts**.........    1,769,115             --   --         1,769,115
                             ------------ --------------   --    --------------
TOTAL....................... $306,588,241 $4,160,933,182   --    $4,467,521,423
                             ============ ==============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                            SHARES    VALUE++
                                                            ------- -----------
COMMON STOCKS -- (31.3%)

UNITED STATES -- (31.3%)
    Acadia Realty Trust.................................... 139,507 $ 5,253,834
    Agree Realty Corp......................................  41,234   2,091,388
    Alexander's, Inc.......................................   3,229   1,386,113
    Alexandria Real Estate Equities, Inc................... 151,347  16,996,268
    American Assets Trust, Inc.............................  66,626   3,056,801
    American Campus Communities, Inc....................... 267,235  14,449,396
    American Homes 4 Rent Class A.......................... 346,020   7,508,643
    Apartment Investment & Management Co. Class A.......... 320,838  14,748,923
    Ashford Hospitality Prime, Inc.........................  57,049     858,017
#   Ashford Hospitality Trust, Inc......................... 194,569   1,159,631
    AvalonBay Communities, Inc............................. 264,215  49,051,515
    Bluerock Residential Growth REIT, Inc..................  17,942     238,987
    Boston Properties, Inc................................. 295,935  42,061,242
    Brandywine Realty Trust................................ 358,770   6,052,450
    Brixmor Property Group, Inc............................ 401,564  11,404,418
#   Camden Property Trust.................................. 178,245  15,968,970
    Care Capital Properties, Inc........................... 164,657   4,870,539
    CareTrust REIT, Inc.................................... 128,191   1,852,360
    CBL & Associates Properties, Inc....................... 354,460   4,356,313
    Cedar Realty Trust, Inc................................ 129,890   1,044,316
    Chatham Lodging Trust..................................  66,928   1,604,933
    Chesapeake Lodging Trust............................... 113,711   2,873,477
#   Colony Starwood Homes.................................. 106,516   3,489,464
    Columbia Property Trust, Inc........................... 224,368   5,452,142
    CoreSite Realty Corp...................................  64,000   5,281,920
    Corporate Office Properties Trust...................... 178,039   5,334,048
    Cousins Properties, Inc................................ 398,007   4,234,794
    CubeSmart.............................................. 363,214  10,791,088
    CyrusOne, Inc.......................................... 151,886   8,326,391
    DCT Industrial Trust, Inc.............................. 187,131   9,397,719
    DDR Corp............................................... 634,914  12,533,202
    DiamondRock Hospitality Co............................. 393,560   3,864,759
#   Digital Realty Trust, Inc.............................. 324,468  33,893,927
#   Douglas Emmett, Inc.................................... 288,527  10,975,567
    Duke Realty Corp....................................... 708,817  20,406,841
    DuPont Fabros Technology, Inc.......................... 141,388   6,762,588
    Easterly Government Properties, Inc....................   1,057      21,658
#   EastGroup Properties, Inc..............................  59,068   4,348,586
    Education Realty Trust, Inc............................ 136,385   6,565,574
    Empire State Realty Trust, Inc. Class A................ 173,833   3,648,755
#   EPR Properties......................................... 129,746  10,901,259
    Equinix, Inc...........................................  86,568  32,278,610
*   Equity Commonwealth.................................... 248,110   7,448,262
    Equity LifeStyle Properties, Inc....................... 162,402  13,355,940
    Equity One, Inc........................................ 182,948   6,086,680
    Equity Residential..................................... 718,288  48,836,401
    Essex Property Trust, Inc.............................. 134,055  31,352,783
    Extra Space Storage, Inc............................... 256,605  22,073,162
    Federal Realty Investment Trust........................ 145,294  24,656,392
#   FelCor Lodging Trust, Inc.............................. 260,246   1,652,562
    First Industrial Realty Trust, Inc..................... 233,437   6,879,388

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
UNITED STATES -- (Continued)
    First Potomac Realty Trust...........................   111,580 $ 1,128,074
    Forest City Realty Trust, Inc. Class A...............   170,909   4,041,998
    Four Corners Property Trust, Inc.....................    24,299     527,531
    Franklin Street Properties Corp......................   146,334   1,876,002
    Gaming and Leisure Properties, Inc...................   299,923  10,746,241
    General Growth Properties, Inc....................... 1,110,719  35,487,472
    Getty Realty Corp....................................    51,898   1,179,123
#   Gladstone Commercial Corp............................    58,771   1,069,632
    Gladstone Land Corp..................................     8,518      97,787
#   Government Properties Income Trust...................   151,048   3,604,005
#   Gramercy Property Trust..............................   658,082   6,574,239
    HCP, Inc.............................................   956,998  37,543,032
    Healthcare Realty Trust, Inc.........................   209,755   7,584,741
    Healthcare Trust of America, Inc. Class A............   299,242  10,189,190
    Hersha Hospitality Trust.............................    79,151   1,495,954
#   Highwoods Properties, Inc............................   201,647  11,235,771
    Hospitality Properties Trust.........................   314,516  10,036,206
#   Host Hotels & Resorts, Inc........................... 1,531,217  27,163,790
    Hudson Pacific Properties, Inc.......................   199,832   6,756,320
    Independence Realty Trust, Inc.......................    19,678     177,890
    Investors Real Estate Trust..........................   244,872   1,621,053
    Iron Mountain, Inc...................................   463,944  19,119,132
#   Kilroy Realty Corp...................................   188,573  13,805,429
#   Kimco Realty Corp....................................   859,866  27,601,699
    Kite Realty Group Trust..............................   158,992   4,834,947
#   LaSalle Hotel Properties.............................   221,954   6,114,833
    Lexington Realty Trust...............................   404,493   4,396,839
    Liberty Property Trust...............................   299,907  12,410,152
#   LTC Properties, Inc..................................    70,801   3,789,978
    Macerich Co. (The)...................................   258,637  23,080,766
    Mack-Cali Realty Corp................................   173,133   4,882,351
    Medical Properties Trust, Inc........................   495,109   7,773,211
    Mid-America Apartment Communities, Inc...............   154,688  16,400,022
    Monmouth Real Estate Investment Corp.................   113,791   1,572,592
    Monogram Residential Trust, Inc......................    46,971     503,059
    National Health Investors, Inc.......................    69,599   5,468,393
    National Retail Properties, Inc......................   295,111  15,688,101
    National Storage Affiliates Trust....................    21,893     467,853
    New Senior Investment Group, Inc.....................   148,429   1,779,664
    New York REIT, Inc...................................   122,633   1,169,919
    NexPoint Residential Trust, Inc......................     3,755      73,185
    NorthStar Realty Europe Corp.........................     3,094      28,620
#   Omega Healthcare Investors, Inc......................   385,609  13,303,510
    One Liberty Properties, Inc..........................    15,218     380,754
    Paramount Group, Inc.................................   219,521   3,870,155
    Parkway Properties, Inc..............................   143,081   2,485,317
    Pebblebrook Hotel Trust..............................   154,220   4,572,623
    Pennsylvania REIT....................................   136,376   3,469,405
    Physicians Realty Trust..............................   214,642   4,662,024
#   Piedmont Office Realty Trust, Inc. Class A...........   274,912   6,031,569
    Post Properties, Inc.................................   107,612   6,843,047
    Prologis, Inc........................................ 1,042,751  56,819,502
    PS Business Parks, Inc...............................    36,095   4,002,575

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                       SHARES       VALUE++
                                                     ----------- --------------
UNITED STATES -- (Continued)
    Public Storage..................................     297,791 $   71,148,226
    QTS Realty Trust, Inc. Class A..................      74,124      4,243,599
    Ramco-Gershenson Properties Trust...............     153,787      3,051,134
    Realty Income Corp..............................     506,876     36,226,428
    Regency Centers Corp............................     200,039     16,989,312
    Retail Opportunity Investments Corp.............     188,285      4,298,547
    Retail Properties of America, Inc. Class A......     482,292      8,502,808
    Rexford Industrial Realty, Inc..................     126,625      2,894,647
    RLJ Lodging Trust...............................     247,742      5,881,395
    RMR Group, Inc. (The) Class A...................      11,812        402,140
#   Ryman Hospitality Properties, Inc...............      89,151      5,013,852
    Sabra Health Care REIT, Inc.....................     149,442      3,573,158
    Saul Centers, Inc...............................      18,815      1,263,804
    Select Income REIT..............................     157,103      4,361,179
    Senior Housing Properties Trust.................     493,939     10,970,385
#   Seritage Growth Properties Class A..............      15,817        791,799
    Silver Bay Realty Trust Corp....................      59,448      1,071,253
    Simon Property Group, Inc.......................     610,516    138,611,553
    SL Green Realty Corp............................     205,352     24,194,573
    Sovran Self Storage, Inc........................      90,672      9,282,093
    Spirit Realty Capital, Inc......................     980,541     13,403,995
#   STAG Industrial, Inc............................     150,841      3,828,345
    STORE Capital Corp..............................     125,468      3,913,347
    Summit Hotel Properties, Inc....................     191,888      2,720,972
    Sun Communities, Inc............................     121,961      9,653,213
    Sunstone Hotel Investors, Inc...................     438,106      5,826,810
    Tanger Factory Outlet Centers, Inc..............     200,016      8,348,668
    Taubman Centers, Inc............................     124,853     10,103,105
    Terreno Realty Corp.............................      59,102      1,645,991
    UDR, Inc........................................     547,371     20,378,622
#   UMH Properties, Inc.............................      35,233        435,480
    Universal Health Realty Income Trust............      16,226        968,205
    Urban Edge Properties...........................     185,438      5,546,451
    Urstadt Biddle Properties, Inc..................       4,807        103,350
    Urstadt Biddle Properties, Inc. Class A.........      33,150        818,805
    Ventas, Inc.....................................     654,728     49,864,084
    VEREIT, Inc.....................................   1,761,264     19,479,580
    Vornado Realty Trust............................     327,278     35,149,657
#   Washington REIT.................................     143,050      4,905,184
    Weingarten Realty Investors.....................     240,910     10,404,903
    Welltower, Inc..................................     724,907     57,506,872
    Whitestone REIT.................................      61,863      1,000,325
    WP Carey, Inc...................................     197,949     14,380,995
    WP Glimcher, Inc................................     399,475      5,065,343
    Xenia Hotels & Resorts, Inc.....................     145,309      2,609,750
TOTAL COMMON STOCKS.................................              1,668,110,210
                                                                 --------------
AFFILIATED INVESTMENT COMPANIES -- (67.2%)

UNITED STATES -- (67.2%)
    DFA International Real Estate Securities
      Portfolio of DFA Investment Dimensions Group
      Inc........................................... 308,753,819  1,772,246,920

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                        SHARES      VALUE++
                                                      ---------- --------------
UNITED STATES -- (Continued)
      DFA Real Estate Securities Portfolio of DFA
        Investment Dimensions Group Inc.............. 47,182,930 $1,813,711,839
                                                                 --------------
TOTAL UNITED STATES..................................             3,585,958,759
                                                                 --------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
  COMPANIES..........................................             3,585,958,759
                                                                 --------------
TOTAL INVESTMENT SECURITIES..........................             5,254,068,969
                                                                 --------------

                                                                    VALUE+
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (1.5%)
(S)@  DFA Short Term Investment Fund.................  6,741,755     78,002,110
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,079,255,173)^^............................            $5,332,071,079
                                                                 ==============

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                              -------------------------------------------------
                                 LEVEL 1       LEVEL 2   LEVEL 3     TOTAL
                              -------------- ----------- ------- --------------
Common Stocks
   United States............. $1,668,110,210          --   --    $1,668,110,210
Affiliated Investment
  Companies
   United States.............  3,585,958,759          --   --     3,585,958,759
Securities Lending
  Collateral.................             -- $78,002,110   --        78,002,110
                              -------------- -----------   --    --------------
TOTAL........................ $5,254,068,969 $78,002,110   --    $5,332,071,079
                              ============== ===========   ==    ==============

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                           SHARES     VALUE++
                                                         ---------- -----------
COMMON STOCKS -- (93.1%)

AUSTRALIA -- (7.6%)
*   AED Oil, Ltd........................................    992,337 $        --
*   Alkane Resources, Ltd...............................     90,273      16,248
    ALS, Ltd............................................  2,548,653   9,894,879
#   Alumina, Ltd........................................ 25,578,988  25,862,463
#   AP Eagers, Ltd......................................    301,463   2,775,620
*   APN News & Media, Ltd...............................  1,261,889   3,951,773
    Ardent Leisure Group................................    818,605   1,321,145
*   Arrium, Ltd......................................... 40,069,546     669,919
*   ASG Group, Ltd......................................    296,691     219,972
*   Atlas Iron, Ltd.....................................  9,832,406      82,821
*   Ausdrill, Ltd.......................................  4,585,036   3,482,179
    Austal, Ltd.........................................  3,831,984   3,381,713
#*  Australian Agricultural Co., Ltd....................  9,411,756  14,536,954
    Australian Pharmaceutical Industries, Ltd...........  5,938,430   8,676,968
*   Australian Vintage, Ltd.............................    207,737      89,849
#   Automotive Holdings Group, Ltd......................    242,449     794,651
*   Avanco Resources, Ltd...............................  1,290,021      59,902
    AVJennings, Ltd.....................................    146,800      70,664
#*  AWE, Ltd............................................ 10,003,589   6,866,203
    Bank of Queensland, Ltd.............................  2,206,636  17,752,294
    Beach Energy, Ltd................................... 31,114,979  13,452,088
#*  Beadell Resources, Ltd..............................  6,922,633   2,750,091
#   Bendigo & Adelaide Bank, Ltd........................  1,935,938  14,958,961
#*  Billabong International, Ltd........................  1,761,838   2,087,744
    BlueScope Steel, Ltd................................ 13,890,943  89,614,505
*   Boart Longyear, Ltd.................................  2,706,242     247,723
*   Boom Logistics, Ltd.................................    358,413      25,338
    Boral, Ltd..........................................  6,013,070  31,445,799
*   Bradken, Ltd........................................  1,222,429   1,535,930
    Breville Group, Ltd.................................    602,567   3,678,208
#   Brickworks, Ltd.....................................    932,972  10,663,186
#   Cabcharge Australia, Ltd............................  1,918,735   5,787,433
*   Capral, Ltd.........................................     86,368      11,841
#   Cardno, Ltd.........................................  2,588,617   1,130,410
*   Carnarvon Petroleum, Ltd............................  1,503,372     126,476
*   CDS Technologies, Ltd...............................     15,209          --
    Cedar Woods Properties, Ltd.........................    127,741     448,833
    Cleanaway Waste Management, Ltd..................... 38,032,296  24,720,981
*   Coal of Africa, Ltd.................................    536,700      33,039
    Codan, Ltd..........................................     24,044      21,293
    Collection House, Ltd...............................    368,633     364,376
*   Cooper Energy, Ltd..................................  2,917,842     525,700
    Coventry Group, Ltd.................................     61,737      51,476
    CSG, Ltd............................................     28,528      33,939
    CSR, Ltd............................................ 12,259,592  35,886,620
#   Decmil Group, Ltd...................................  2,319,935   1,445,255
*   Devine, Ltd.........................................    701,533     255,384
*   Donaco International, Ltd...........................     60,673      20,700
*   Doray Minerals, Ltd.................................  1,251,480   1,007,396
    Downer EDI, Ltd..................................... 10,628,374  33,793,313
    Eclipx Group, Ltd...................................    191,604     543,288

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                    SHARES     VALUE++
                                                  ---------- -----------
AUSTRALIA -- (Continued)
*   Elders, Ltd..................................    643,484 $ 1,910,242
*   Emeco Holdings, Ltd..........................  2,788,330      72,111
#*  Energy Resources of Australia, Ltd...........  2,407,689     623,648
#*  Energy World Corp., Ltd......................  1,431,974     304,483
#   EQT Holdings, Ltd............................     17,587     229,052
    Event Hospitality and Entertainment, Ltd.....  1,709,571  19,230,598
    Evolution Mining, Ltd........................ 13,991,572  30,619,719
    Fairfax Media, Ltd........................... 43,713,344  34,924,473
#*  Fleetwood Corp., Ltd.........................    264,240     423,363
    FlexiGroup, Ltd..............................    509,130     775,618
    Genworth Mortgage Insurance Australia,
      Ltd........................................    536,879   1,200,969
    GrainCorp, Ltd. Class A......................  4,219,989  27,228,562
*   Grange Resources, Ltd........................  1,538,214     145,671
    Greencross, Ltd..............................     11,276      60,202
    GWA Group, Ltd...............................    149,332     239,196
    HFA Holdings, Ltd............................    915,247   1,565,199
*   Hills, Ltd...................................  2,447,826     455,368
#   IMF Bentham, Ltd.............................  1,001,685   1,184,810
#   Independence Group NL........................  2,430,721   7,561,683
    IOOF Holdings, Ltd...........................     11,430      78,648
    iSelect, Ltd.................................    309,849     306,090
    Japara Healthcare, Ltd.......................     44,605      87,773
    K&S Corp., Ltd...............................    126,062     135,759
#*  Karoon Gas Australia, Ltd....................  1,473,571   1,499,611
#*  Kingsgate Consolidated, Ltd..................  2,983,828     929,700
*   Lednium, Ltd.................................    438,495          --
*   Lemarne Corp., Ltd...........................      5,585       1,889
    MACA, Ltd....................................  2,508,949   3,331,024
*   Macmahon Holdings, Ltd.......................  6,848,985     546,513
    MaxiTRANS Industries, Ltd....................  4,090,574   1,462,353
    McPherson's, Ltd.............................  1,518,722   1,265,308
*   Medusa Mining, Ltd...........................  2,804,138   1,533,205
    Melbourne IT, Ltd............................     99,906     130,833
#   Metals X, Ltd................................  2,703,461   3,379,445
#*  Metcash, Ltd................................. 13,434,683  22,022,552
*   Michael Hill International, Ltd..............     13,999      15,772
*   Mincor Resources NL..........................  2,596,479     783,670
*   Mineral Deposits, Ltd........................     85,681      32,045
#   Mineral Resources, Ltd.......................  3,697,540  27,728,265
#   MMA Offshore, Ltd............................  5,193,447   1,166,548
#   Monadelphous Group, Ltd......................    102,098     818,734
#   Money3 Corp., Ltd............................    308,289     320,783
#*  Mount Gibson Iron, Ltd.......................  9,374,331   2,063,552
#   Myer Holdings, Ltd........................... 19,954,439  20,283,506
    MyState, Ltd.................................    128,144     392,687
    New Hope Corp., Ltd..........................    347,287     422,610
*   NRW Holdings, Ltd............................  2,893,747     939,068
    Nufarm, Ltd..................................  3,979,486  25,090,592
    OZ Minerals, Ltd.............................  7,708,562  37,741,735
#   Pacific Current Group, Ltd...................     33,706     126,429
#*  Paladin Energy, Ltd..........................  5,597,121     835,934
*   Panoramic Resources, Ltd.....................  3,871,863     737,445
    Peet, Ltd....................................    769,603     558,930

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                    SHARES     VALUE++
                                                  ---------- -----------
AUSTRALIA -- (Continued)
*   Perseus Mining, Ltd.......................... 16,956,789 $ 8,389,981
    PMP, Ltd.....................................  4,762,210   2,116,079
    Premier Investments, Ltd.....................  1,258,683  15,526,109
#   Primary Health Care, Ltd..................... 12,982,539  40,389,555
    Prime Media Group, Ltd.......................  1,474,146     343,139
#   Programmed Maintenance Services, Ltd.........  4,264,170   6,697,734
    Qantas Airways, Ltd..........................    880,796   2,114,734
#   Qube Holdings, Ltd...........................  1,516,221   2,937,049
*   Ramelius Resources, Ltd......................  2,988,512   1,327,254
#   RCR Tomlinson, Ltd...........................  1,400,960   2,156,490
*   Regional Express Holdings, Ltd...............     21,861      12,990
*   Resolute Mining, Ltd.........................  6,919,102   8,932,971
#   Ridley Corp., Ltd............................  7,062,783   7,781,897
*   Saracen Mineral Holdings, Ltd................  2,765,587   3,671,045
    Select Harvests, Ltd.........................    115,800     671,795
#*  Senex Energy, Ltd............................  6,401,642   1,322,482
    Service Stream, Ltd..........................  3,440,810   2,285,684
#   Seven Group Holdings, Ltd....................  2,709,760  14,153,957
    Seven West Media, Ltd........................ 20,389,417  16,095,739
    Sigma Pharmaceuticals, Ltd................... 17,041,589  16,783,830
*   Silver Lake Resources, Ltd...................    951,925     472,365
#   Sims Metal Management, Ltd...................  4,058,900  26,159,827
*   Sino Gas & Energy Holdings, Ltd..............  2,524,853     211,584
    SMS Management & Technology, Ltd.............    148,237     208,424
    Southern Cross Media Group, Ltd.............. 10,490,996  10,070,854
    Spotless Group Holdings, Ltd.................  3,455,126   3,138,212
*   St Barbara, Ltd..............................     89,581     209,007
    Star Entertainment Grp, Ltd. (The)...........  5,604,449  25,313,925
    Steadfast Group, Ltd.........................     22,385      35,929
#*  Sundance Energy Australia, Ltd...............  7,763,328     913,770
    Sunland Group, Ltd...........................  4,829,649   5,301,336
#   Tassal Group, Ltd............................  2,983,484   9,350,714
#*  Ten Network Holdings, Ltd....................  1,676,504   1,461,921
#   TFS Corp., Ltd...............................  5,187,740   6,427,277
    Thorn Group, Ltd.............................    205,928     208,197
*   Tiger Resources, Ltd.........................  1,664,981      51,085
    Tox Free Solutions, Ltd......................    335,730     675,136
    Treasury Wine Estates, Ltd...................  5,667,524  41,630,052
#*  Troy Resources, Ltd..........................  3,224,088   1,297,112
*   UGL, Ltd.....................................    502,347     939,909
    Villa World, Ltd.............................    813,883   1,472,645
#   Village Roadshow, Ltd........................  2,434,303   9,965,701
*   Virgin Australia Holdings, Ltd.(B43DQC7)..... 25,431,330   4,645,849
*   Virgin Australia Holdings, Ltd.()............ 39,419,376          --
#*  Watpac, Ltd..................................  1,925,837   1,245,243
    Webster, Ltd.................................     63,484      60,869
#   Western Areas, Ltd...........................  1,745,042   3,667,265
#*  Whitehaven Coal, Ltd......................... 13,243,340  17,118,590
#   WorleyParsons, Ltd...........................  4,851,691  27,774,364

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                   SHARES      VALUE++
                                                  --------- --------------
AUSTRALIA -- (Continued)
    WPP AUNZ, Ltd................................ 6,066,337 $    5,808,742
                                                            --------------
TOTAL AUSTRALIA..................................            1,022,243,936
                                                            --------------
AUSTRIA -- (0.9%)
    Agrana Beteiligungs AG.......................    86,280      9,591,836
    Austria Technologie & Systemtechnik AG.......   461,364      5,473,275
    BUWOG AG.....................................    60,115      1,457,959
    Lenzing AG...................................       957        100,325
    Mayr Melnhof Karton AG.......................    42,747      4,686,669
    Oberbank AG..................................    40,997      2,589,262
    POLYTEC Holding AG...........................    33,783        280,080
*   Raiffeisen Bank International AG............. 1,787,115     23,580,566
    Strabag SE...................................   361,016     11,293,781
#   UNIQA Insurance Group AG..................... 1,231,700      7,620,980
    Vienna Insurance Group AG Wiener
      Versicherung Gruppe........................    70,290      1,393,928
#   Voestalpine AG...............................   311,181     10,973,950
    Wienerberger AG.............................. 2,688,169     41,470,305
                                                            --------------
TOTAL AUSTRIA....................................              120,512,916
                                                            --------------
BELGIUM -- (1.2%)
    Ackermans & van Haaren NV....................   169,817     20,555,042
*   AGFA-Gevaert NV.............................. 3,142,407     11,327,985
    Banque Nationale de Belgique.................     4,339     13,774,950
    Barco NV.....................................   127,376      9,803,932
#   Bekaert SA...................................   775,545     35,541,451
    Cie d'Entreprises CFE........................    15,513      1,428,465
#*  Cie Immobiliere de Belgique SA...............    44,356      2,589,776
    D'ieteren SA.................................   328,508     14,394,518
    Deceuninck NV................................ 1,356,543      3,203,605
#   Euronav NV................................... 1,628,045     14,031,199
#   Exmar NV.....................................    65,986        463,734
    Gimv NV......................................    53,275      2,894,440
    Jensen-Group NV..............................    33,840        984,048
#*  Nyrstar NV................................... 1,175,812     10,713,998
*   Papeteries Catala SA.........................       188             --
    RealDolmen...................................    27,019        665,022
    Recticel SA..................................   950,918      4,939,527
    Roularta Media Group NV......................    25,261        695,064
    Sioen Industries NV..........................    99,481      2,269,117
    Sipef SA.....................................    23,933      1,285,339
*   Tessenderlo Chemie NV........................   457,918     15,577,459
*   Viohalco SA..................................   135,192        201,959
                                                            --------------
TOTAL BELGIUM....................................              167,340,630
                                                            --------------
CANADA -- (8.6%)
#*  5N Plus, Inc.................................   537,999        824,109
    Acadian Timber Corp..........................    11,217        155,070
*   Advantage Oil & Gas, Ltd..................... 5,038,961     31,878,235
    Aecon Group, Inc............................. 1,241,574     16,536,569
#*  Africa Oil Corp..............................   434,557        582,449
#   AGF Management, Ltd. Class B................. 1,866,699      7,291,514
*   AgJunction, Inc..............................    64,584         34,131

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
CANADA -- (Continued)
    AGT Food & Ingredients, Inc..........................   113,701 $ 2,757,945
    AKITA Drilling, Ltd. Class A.........................    10,400      63,763
*   Alacer Gold Corp..................................... 6,396,950  16,315,125
    Alamos Gold, Inc. Class A............................ 3,729,196  34,817,064
    Algoma Central Corp..................................   237,310   2,024,764
    Altius Minerals Corp.................................    12,596     102,358
#*  Argonaut Gold, Inc................................... 2,641,090   7,241,682
*   Asanko Gold, Inc..................................... 1,047,143   4,571,451
#*  Athabasca Oil Corp................................... 4,203,515   3,959,961
*   ATS Automation Tooling Systems, Inc.................. 1,311,565  10,015,167
#*  AuRico Metals, Inc...................................   852,539     737,846
    AutoCanada, Inc......................................    42,694     694,863
    Axia NetMedia Corp...................................     9,442      30,662
#*  B2Gold Corp.......................................... 5,895,552  18,468,049
#*  Ballard Power Systems, Inc........................... 1,676,897   3,236,534
*   Bankers Petroleum, Ltd............................... 2,525,766   3,907,668
#*  Banro Corp...........................................   982,725     391,389
#   Baytex Energy Corp................................... 4,384,373  20,584,541
#*  Bellatrix Exploration, Ltd........................... 2,653,468   2,276,172
#*  Birchcliff Energy, Ltd............................... 3,117,668  22,541,099
    Black Diamond Group, Ltd.............................   173,800     674,887
#*  BlackPearl Resources, Inc............................ 1,819,342   1,407,372
    Bonavista Energy Corp................................ 3,271,943   8,821,077
    Bonterra Energy Corp.................................   143,881   2,727,419
    Boralex, Inc. Class A................................   484,512   7,403,220
#   Calfrac Well Services, Ltd...........................   107,200     243,851
    Canaccord Genuity Group, Inc......................... 2,140,929   7,755,979
#*  Canacol Energy, Ltd.................................. 1,104,510   3,358,407
#   Canadian Western Bank................................   920,138  17,773,431
    Canam Group, Inc.....................................   877,773   7,065,748
#   Canexus Corp.........................................   134,200     131,564
*   Canfor Corp..........................................   695,400   8,255,428
    CanWel Building Materials Group, Ltd.................    11,360      53,683
    Canyon Services Group, Inc........................... 1,013,071   3,755,420
#*  Capstone Mining Corp................................. 6,711,480   4,420,689
    Cascades, Inc........................................ 2,010,336  15,058,466
    CCL Industries, Inc. Class B.........................    26,589   4,759,200
*   Celestica, Inc.......................................   112,858   1,249,896
    Centerra Gold, Inc................................... 4,561,202  26,899,441
#*  Cequence Energy, Ltd................................. 3,077,883     801,501
    Cervus Equipment Corp................................     8,493      73,504
    Chesswood Group, Ltd.................................     1,700      13,281
#*  China Gold International Resources Corp., Ltd........ 3,931,801   7,438,095
#*  Chinook Energy, Inc..................................   789,098     308,230
#   Clarke, Inc..........................................     8,900      62,917
    Cogeco, Inc..........................................     1,951      78,584
#   Concordia International Corp.........................    25,700     448,788
*   Continental Gold, Inc................................   703,948   2,081,139
#*  Copper Mountain Mining Corp.......................... 1,748,916     709,934
*   Corridor Resources, Inc..............................    66,250      19,789
#   Corus Entertainment, Inc. Class B....................   202,544   2,001,162
    Cott Corp............................................   794,109  11,835,761
*   Crew Energy, Inc..................................... 4,146,179  17,560,885

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
CANADA -- (Continued)
#*  Delphi Energy Corp................................... 3,659,423 $ 2,662,622
#*  Denison Mines Corp................................... 2,012,547   1,078,990
*   Detour Gold Corp.....................................    25,720     672,524
    Dominion Diamond Corp................................ 2,094,447  19,233,653
    Dorel Industries, Inc. Class B.......................   864,973  24,942,545
*   Dundee Precious Metals, Inc.......................... 2,094,906   6,305,657
    E-L Financial Corp., Ltd.............................     1,609     831,827
*   Eastern Platinum, Ltd................................    50,197      32,679
    Eldorado Gold Corp...................................   576,572   2,362,548
#   Enbridge Income Fund Holdings, Inc...................   698,272  17,381,258
*   Endeavour Mining Corp................................    23,300     452,741
*   Endeavour Silver Corp................................    67,061     324,609
    Enerflex, Ltd........................................   593,491   5,191,029
#*  Energy Fuels, Inc....................................    18,470      41,025
    Enerplus Corp........................................ 1,238,581   7,380,355
    Ensign Energy Services, Inc.......................... 2,555,208  14,110,251
#   Equitable Group, Inc.................................    53,354   2,216,869
*   Essential Energy Services Trust...................... 1,830,250   1,009,290
*   exactEarth, Ltd......................................    20,651      21,352
    Firm Capital Mortgage Investment Corp................     7,195      75,717
*   First Majestic Silver Corp...........................   841,351  14,589,045
*   GASFRAC Energy Services, Inc.........................    42,951           4
#   Genesis Land Development Corp........................    29,263      63,316
#   Genworth MI Canada, Inc.............................. 1,047,400  27,972,916
#*  Golden Star Resources, Ltd........................... 1,290,922   1,018,381
*   Gran Tierra Energy, Inc.............................. 6,995,513  19,395,517
    Granite Oil Corp.....................................   399,088   2,188,542
    Guardian Capital Group, Ltd. Class A.................    15,393     255,715
*   Heroux-Devtek, Inc...................................   367,540   4,290,054
    HNZ Group, Inc.......................................    16,021     166,143
#   Home Capital Group, Inc..............................   141,155   3,003,321
#   Horizon North Logistics, Inc.........................   111,600     160,692
    HudBay Minerals, Inc................................. 5,742,742  28,633,440
    Hudson's Bay Co......................................    80,520   1,012,012
*   IAMGOLD Corp......................................... 7,318,523  37,779,531
*   Indigo Books & Music, Inc............................     6,242      83,663
*   Interfor Corp........................................   811,330   8,979,220
*   Intertain Group, Ltd. (The)..........................    73,721     584,393
    Intertape Polymer Group, Inc.........................   374,793   6,048,243
#*  Ithaca Energy, Inc................................... 2,267,227   1,649,650
*   Ivanhoe Mines, Ltd. Class A..........................   574,208     628,896
*   Katanga Mining, Ltd..................................    26,469       2,940
*   Kelt Exploration, Ltd................................   139,882     477,828
*   Kingsway Financial Services, Inc.....................   258,162   1,419,678
*   Kinross Gold Corp.................................... 2,509,724  12,974,868
*   Kirkland Lake Gold, Inc..............................   732,607   6,256,320
*   Knight Therapeutics, Inc.............................    29,900     194,425
#   Labrador Iron Ore Royalty Corp.......................    26,604     304,826
    Laurentian Bank of Canada............................   974,309  36,124,764
#*  Lightstream Resources, Ltd........................... 2,048,004     156,857
    Linamar Corp.........................................   108,183   4,294,508
#   Liquor Stores N.A., Ltd..............................   538,437   3,818,731
*   Lundin Mining Corp................................... 3,022,583  12,639,914

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                    SHARES     VALUE++
                                                  ---------- -----------
CANADA -- (Continued)
*   Lydian International, Ltd....................     81,322 $    28,651
    Major Drilling Group International, Inc......    925,626   5,281,594
    Martinrea International, Inc.................    368,717   2,459,714
#*  MEG Energy Corp..............................  1,351,154   5,722,729
    Melcor Developments, Ltd.....................     55,339     610,333
*   Mercator Minerals, Ltd.......................    861,957          --
*   Merus Labs International, Inc................     87,288     116,326
*   Midas Gold Corp..............................    416,700     341,492
*   Minco Silver Corp............................     17,100      23,705
#*  Mitel Networks Corp..........................     77,554     567,849
    Nevsun Resources, Ltd........................  3,771,192  12,477,731
    New Flyer Industries, Inc....................     35,952   1,141,355
*   New Gold, Inc................................ 11,382,167  59,105,497
#   Newalta Corp.................................    752,948   1,395,576
    North American Energy Partners, Inc..........     93,426     240,425
    Northern Blizzard Resources, Inc.............    242,653     808,441
*   Northern Dynasty Minerals, Ltd...............     21,500      11,527
*   NuVista Energy, Ltd..........................  1,840,884   8,924,900
    OceanaGold Corp..............................  4,346,649  15,713,386
*   Ovivo, Inc. Class A..........................    153,345     467,440
#*  Painted Pony Petroleum, Ltd..................  2,237,036  14,786,214
    Pan American Silver Corp.....................    809,381  15,795,219
*   Parex Resources, Inc.........................     11,795     114,368
#   Pengrowth Energy Corp........................    370,510     553,360
    Penn West Petroleum, Ltd.....................  1,568,909   1,982,691
*   Petrus Resources, Ltd........................     71,704     115,877
    PHX Energy Services Corp.....................     21,422      45,448
*   Pilot Gold, Inc..............................    184,675     104,668
*   Pine Cliff Energy, Ltd.......................     21,500      14,326
    Pizza Pizza Royalty Corp.....................     38,523     444,933
*   Platinum Group Metals, Ltd...................    138,148     452,858
#   Precision Drilling Corp......................  9,541,587  40,705,120
*   Pretium Resources, Inc.......................    143,400   1,703,469
#*  Primero Mining Corp..........................  2,960,323   6,733,933
#   Pulse Seismic, Inc...........................    676,763   1,233,635
*   QLT, Inc.....................................  1,017,057   1,402,139
*   Questerre Energy Corp. Class A...............    339,149      50,652
*   Raging River Exploration, Inc................     19,652     155,785
#*  RB Energy, Inc...............................    238,050         238
    Reitmans Canada, Ltd. Class A................    406,725   1,370,651
#*  RMP Energy, Inc..............................  3,590,212   3,134,716
#   Rocky Mountain Dealerships, Inc..............    115,004     633,308
#   Rogers Sugar, Inc............................        147         699
#*  Royal Nickel Corp............................    193,521      61,511
    Russel Metals, Inc...........................    106,690   1,928,453
#*  Sabina Gold & Silver Corp....................  1,740,032   1,665,868
#*  Sandstorm Gold, Ltd..........................  1,172,443   6,654,006
#*  Savanna Energy Services Corp.................  1,711,716   1,979,620
    Secure Energy Services, Inc..................      2,601      15,638
#   Sherritt International Corp..................  7,191,314   4,736,744
#*  Sierra Wireless, Inc.........................    636,018  11,301,358
*   Silver Standard Resources, Inc...............  2,136,884  29,819,648
*   Sonde Resources Corp.........................    463,104         278

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                        SHARES      VALUE++
                                                       --------- --------------
CANADA -- (Continued)
#*  Southern Pacific Resource Corp....................   156,000 $           16
*   Sprott Resource Corp.............................. 1,548,488        652,295
#   Sprott, Inc....................................... 1,265,652      2,394,333
*   Stornoway Diamond Corp............................   343,187        294,389
    Strad Energy Services, Ltd........................    22,664         27,079
#   Stuart Olson, Inc.................................   187,172        937,544
*   SunOpta, Inc......................................    23,313        131,059
#   Surge Energy, Inc................................. 7,598,268     13,501,307
    Tahoe Resources, Inc.............................. 1,100,457     17,084,411
#*  Taseko Mines, Ltd.................................   914,368        504,228
#*  Tembec, Inc.......................................   351,165        277,027
#*  Teranga Gold Corp.(B4L8QT1).......................   832,294        705,250
#*  Teranga Gold Corp.(B5TDK82)....................... 7,598,964      6,402,068
#*  Thompson Creek Metals Co., Inc.................... 2,948,857      1,648,731
#*  Timmins Gold Corp.................................   403,989        207,309
*   TLC Vision Corp...................................   829,259             --
#   TMX Group, Ltd....................................   240,821     10,743,938
    TORC Oil & Gas, Ltd............................... 3,524,587     19,058,388
#   Torstar Corp. Class B.............................   378,246        437,446
    Total Energy Services, Inc........................    28,645        280,823
#   TransAlta Corp.................................... 3,804,483     18,153,356
    Transcontinental, Inc. Class A.................... 1,197,443     17,251,103
#   TransGlobe Energy Corp............................   805,128      1,307,296
*   Trevali Mining Corp............................... 2,017,607      1,344,402
#*  Trican Well Service, Ltd.......................... 1,635,425      2,467,573
*   Trilogy Energy Corp...............................    36,303        156,540
    Trinidad Drilling, Ltd............................ 4,100,838      7,255,341
    Uni-Select, Inc...................................    67,492      1,646,399
#   Veresen, Inc......................................   518,261      4,386,156
    Wajax Corp........................................    54,428        588,197
    West Fraser Timber Co., Ltd.......................   171,573      5,894,968
    Western Energy Services Corp......................   934,164      2,253,756
    WestJet Airlines, Ltd.............................    46,672        822,162
    Whistler Blackcomb Holdings, Inc..................    10,397        199,555
    Whitecap Resources, Inc........................... 2,766,719     20,533,456
    Wi-LAN, Inc....................................... 1,231,633      2,245,078
*   Xtreme Drilling Corp..............................   295,515        545,469
    Yamana Gold, Inc.................................. 2,242,557     12,830,315
#*  Yellow Pages, Ltd.................................   236,755      3,421,719
                                                                 --------------
TOTAL CANADA..........................................            1,164,511,406
                                                                 --------------
CHINA -- (0.0%)
    Chu Kong Shipping Enterprise Group Co., Ltd....... 6,150,000      1,652,562
*   Hanfeng Evergreen, Inc............................   707,267            708
                                                                 --------------
TOTAL CHINA...........................................                1,653,270
                                                                 --------------
DENMARK -- (1.6%)
    Alm Brand A.S..................................... 2,433,240     16,479,646
#*  Bang & Olufsen A.S................................   239,867      2,633,090
    BankNordik P/F....................................     1,163         21,609
    Brodrene Hartmann A.S.............................    46,388      2,015,783
#*  D/S Norden A.S....................................   318,532      4,768,049

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
DENMARK -- (Continued)
    DFDS A.S............................................   471,792 $ 21,563,951
    Djurslands Bank A.S.................................     6,039      183,774
#   FLSmidth & Co. A.S..................................    66,884    2,689,433
*   GPV Industri A.S. Series B..........................     6,000           --
    Harboes Bryggeri A.S. Class B.......................    22,925      499,383
    Jyske Bank A.S......................................   965,108   40,130,597
    Lan & Spar Bank.....................................     5,528      313,637
    Matas A.S...........................................    17,809      314,395
    NKT Holding A.S.....................................   264,199   13,639,832
#   Nordjyske Bank A.S..................................     8,568      118,427
    Per Aarsleff Holding A.S............................   340,107    7,977,614
    Ringkjoebing Landbobank A.S.........................       593      123,026
*   Santa Fe Group A.S..................................    77,053      701,303
    Schouw & Co.........................................   315,543   18,310,789
    Solar A.S. Class B..................................    14,757      754,907
    Spar Nord Bank A.S.................................. 1,149,719    9,507,977
    Sydbank A.S......................................... 1,311,139   35,209,400
    TDC A.S............................................. 5,819,087   30,637,143
*   TK Development A.S..................................   837,838      950,641
    United International Enterprises....................     3,378      644,002
                                                                   ------------
TOTAL DENMARK...........................................            210,188,408
                                                                   ------------
FINLAND -- (2.6%)
    Ahlstrom Oyj........................................    45,551      407,594
    Aktia Bank Oyj......................................   162,229    1,579,566
    Alandsbanken Abp Class A............................     3,475       54,455
    Alma Media Oyj......................................   215,962    1,020,692
    Apetit Oyj..........................................    52,368      772,870
    Aspo Oyj............................................    38,882      296,513
    Atria Oyj...........................................   193,563    1,936,614
    Cargotec Oyj Class B................................   956,806   42,911,159
    Cramo Oyj...........................................   601,462   14,207,391
    Digia Oyj...........................................    21,229       81,319
*   Finnair Oyj......................................... 1,216,849    6,378,072
    Fiskars Oyj Abp.....................................    43,610      884,200
    HKScan Oyj Class A..................................   519,077    1,839,672
    Huhtamaki Oyj.......................................   920,820   40,460,172
    Kemira Oyj.......................................... 2,528,559   33,256,931
    Kesko Oyj Class A...................................    19,510      801,495
    Kesko Oyj Class B................................... 1,458,967   65,046,842
    Lemminkainen Oyj....................................    99,276    1,575,873
    Metsa Board Oyj..................................... 4,684,138   27,382,831
    Munksjo Oyj.........................................    27,842      329,190
    Neste Oyj........................................... 1,084,663   41,162,408
    Olvi Oyj Class A....................................     2,275       66,308
    Oriola-KD Oyj Class B...............................   710,727    3,338,422
*   Outokumpu Oyj....................................... 1,724,584    9,927,847
#*  Outotec Oyj.........................................   593,920    2,874,713
*   QT Group Oyj........................................    21,229      119,382
    Raisio Oyj Class V.................................. 1,621,998    7,469,301
    Ramirent Oyj........................................   335,294    2,842,174
    Saga Furs Oyj.......................................    14,302      228,816
#   Sanoma Oyj.......................................... 1,134,630    9,109,590

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
FINLAND -- (Continued)
    Teleste Oyj.........................................     4,638 $     45,068
    Tikkurila Oyj.......................................   126,691    2,437,369
    Valmet Oyj..........................................   796,804   10,410,377
    Viking Line Abp.....................................    12,330      307,456
    YIT Oyj............................................. 2,489,258   16,900,401
                                                                   ------------
TOTAL FINLAND...........................................            348,463,083
                                                                   ------------
FRANCE -- (4.3%)
#   Actia Group.........................................   159,933    1,037,751
#*  Air France-KLM...................................... 2,179,284   12,640,751
    Albioma SA..........................................   162,037    2,792,239
    Altamir.............................................   183,642    2,094,912
    April SA............................................     7,583       95,946
    Arkema SA........................................... 1,001,886   85,575,232
    Assystem............................................    35,228      968,611
    Aubay...............................................    70,886    1,829,159
    Axway Software SA...................................    12,751      349,105
    Bollore SA.......................................... 3,885,927   14,069,678
    Bonduelle SCA.......................................   233,895    6,041,251
#   Bourbon Corp........................................   106,981    1,264,872
    Burelle SA..........................................    10,871   10,158,742
#*  Cegedim SA..........................................    55,569    1,623,106
    Cegid Group SA......................................    66,199    4,533,244
#*  CGG SA..............................................   170,185    4,067,907
    Chargeurs SA........................................   272,299    3,512,333
    Cie des Alpes.......................................   101,231    2,007,977
*   Coface SA...........................................   196,784    1,001,994
    Derichebourg SA..................................... 2,041,086    6,647,001
    Devoteam SA.........................................     9,150      462,201
    Dom Security........................................    11,881      504,266
#*  Eramet..............................................    43,344    1,522,933
*   Esso SA Francaise...................................    33,669    1,461,180
#*  Etablissements Maurel et Prom.......................   426,847    1,366,875
    Euler Hermes Group..................................    48,216    3,987,687
    Exel Industries Class A.............................       403       33,990
    Faiveley Transport SA...............................    20,528    2,123,607
    Fleury Michon SA....................................    23,476    1,549,235
*   Futuren SA.......................................... 1,495,853    1,172,081
    Gaumont SA..........................................    20,984    1,146,863
    Gevelot SA..........................................     3,986      502,818
    GL Events...........................................   161,508    3,054,287
    Groupe Crit.........................................     3,755      251,898
*   Groupe Flo..........................................    19,913       19,146
*   Groupe Fnac SA......................................   123,963    7,634,663
    Groupe Open.........................................    20,583      436,910
    Guerbet.............................................    37,538    2,527,494
*   Hipay Group SA......................................    11,675      152,777
    Imerys SA...........................................    29,027    2,060,450
*   Immobiliere Hoteliere SA............................    27,700           --
    IPSOS...............................................   353,088   11,628,879
    Jacquet Metal Service...............................   277,436    4,264,716
    Korian SA...........................................   382,963   13,565,429
    Lagardere SCA....................................... 1,007,355   25,734,130

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
FRANCE -- (Continued)
    Laurent-Perrier.....................................     1,440 $    114,300
    Le Noble Age........................................    11,554      397,435
    LISI................................................   239,288    6,501,895
    Manitou BF SA.......................................    29,846      485,382
    Manutan International...............................    24,471    1,495,329
    Mersen..............................................   179,346    2,949,595
    MGI Coutier.........................................   110,433    2,556,145
    Mr Bricolage........................................   111,608    1,589,844
*   Naturex.............................................     3,535      296,473
#   Neopost SA..........................................   264,955    7,357,195
*   Nexans SA...........................................   818,274   41,295,467
    Nexity SA...........................................   609,083   32,399,942
*   NRJ Group...........................................    12,009      126,483
*   Onxeo SA............................................    13,168       45,900
*   Parrot SA...........................................     2,316       36,007
*   Peugeot SA..........................................   764,310   11,544,072
#*  Pierre & Vacances SA................................   107,352    5,094,179
    Plastic Omnium SA...................................   316,218   10,031,898
    Plastivaloire.......................................    17,808    2,071,037
    PSB Industries SA...................................    15,384      765,497
#   Rallye SA...........................................   533,039    9,265,532
*   Recylex SA..........................................     7,186       16,954
    Rexel SA............................................ 3,529,359   52,488,020
    Rothschild & Co.....................................    85,912    2,142,359
    Samse SA............................................       151       21,524
    Savencia SA.........................................   133,951    8,714,418
    Seche Environnement SA..............................    27,344      956,836
#*  Sequana SA..........................................   991,356    1,937,851
#*  Societe des Bains de Mer et du Cercle des Etrangers
      a Monaco..........................................    84,479    2,892,643
#*  SOITEC.............................................. 4,753,473    3,883,328
    Sopra Steria Group..................................    97,801   11,486,139
#*  Ste Industrielle d'Aviation Latecoere SA............   355,720    1,303,873
    Stef SA.............................................     2,635      206,204
    STMicroelectronics NV...............................   373,695    2,732,600
    Sword Group.........................................    74,988    1,998,940
    Technip SA..........................................   213,838   11,989,353
    Teleperformance.....................................   350,258   32,589,189
#   Television Francaise 1..............................   838,601    8,109,230
    TFF Group...........................................     3,747      360,951
    Total Gabon.........................................     2,019      293,247
    Trigano SA..........................................   178,232   10,558,815
*   Ubisoft Entertainment SA............................   714,861   29,340,690
    Vicat SA............................................   206,545   12,336,070
#   Vilmorin & Cie SA...................................    36,542    2,421,203
    Vranken-Pommery Monopole SA.........................    80,159    1,944,401
                                                                   ------------
TOTAL FRANCE............................................            586,620,771
                                                                   ------------
GERMANY -- (6.7%)
    Aareal Bank AG...................................... 1,773,002   58,254,285
    Adler Modemaerkte AG................................     4,643       40,123
*   ADVA Optical Networking SE..........................   607,863    5,446,442
#   Allgeier SE.........................................    47,355      864,364
*   AS Creation Tapeten.................................    20,732      713,324

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
GERMANY -- (Continued)
    Aurubis AG........................................... 1,311,028 $68,123,416
    Bauer AG.............................................   286,017   3,953,073
#   BayWa AG.............................................   291,315   9,216,824
    Bechtle AG...........................................    38,065   4,405,726
    Bijou Brigitte AG....................................     9,102     586,473
*   Bilfinger SE.........................................   849,406  25,861,061
#   Biotest AG...........................................   138,215   2,560,338
    Borussia Dortmund GmbH & Co. KGaA....................   888,663   3,924,402
    CENTROTEC Sustainable AG.............................   141,231   2,228,624
#   Clere AG.............................................    45,495   1,391,119
    Comdirect Bank AG....................................   194,908   2,021,179
    CropEnergies AG......................................   119,822     691,854
    Data Modul AG........................................    19,277     978,305
#*  DEAG Deutsche Entertainment AG.......................   168,435     519,463
    Deutsche Beteiligungs AG.............................    50,140   1,588,082
    Deutz AG............................................. 2,093,500   9,651,300
    DMG Mori AG.......................................... 1,203,159  57,432,204
    Dr Hoenle AG.........................................     6,835     189,163
    Draegerwerk AG & Co. KGaA............................    32,613   1,859,959
    Eckert & Ziegler AG..................................    52,570   1,245,526
    Elmos Semiconductor AG...............................   266,973   3,329,621
#   ElringKlinger AG.....................................   174,584   3,184,055
*   Euromicron AG........................................    62,431     589,880
#*  First Sensor AG......................................    13,946     172,053
#   Fraport AG Frankfurt Airport Services Worldwide......   360,049  19,691,439
    Freenet AG...........................................   209,822   5,858,829
#   Gerry Weber International AG.........................    93,145   1,134,870
#   Gesco AG.............................................    22,086   1,723,299
    GFK SE...............................................    32,721   1,254,631
    GFT Technologies SE..................................   194,904   4,468,544
    Grammer AG...........................................   383,864  18,462,430
*   H&R AG...............................................   138,924   2,330,024
    Hamburger Hafen und Logistik AG......................    85,115   1,359,984
#*  Heidelberger Druckmaschinen AG....................... 4,749,647  13,665,817
    Hella KGaA Hueck & Co................................    11,408     416,411
    Hochtief AG..........................................    77,114  10,112,706
*   HolidayCheck Group AG................................    46,119     118,489
    Homag Group AG.......................................     8,614     356,815
    Hornbach Baumarkt AG.................................    56,617   1,608,154
    Indus Holding AG.....................................   234,371  11,620,799
    Isra Vision AG.......................................    77,902   7,023,851
    Jenoptik AG.......................................... 1,143,489  19,608,896
#   K+S AG...............................................   661,944  13,835,965
*   Kampa AG.............................................    31,214         733
*   Kloeckner & Co. SE................................... 2,093,658  28,070,425
*   Koenig & Bauer AG....................................    78,176   4,328,320
#*  Kontron AG...........................................   703,805   2,069,638
    KSB AG...............................................     5,771   2,418,455
    KWS Saat SE..........................................    14,525   4,636,049
    Lanxess AG........................................... 1,639,319  77,457,006
    Leifheit AG..........................................    46,303   2,997,392
    Leoni AG.............................................   408,299  15,106,129
#*  Manz AG..............................................    27,756     965,450

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
GERMANY -- (Continued)
*   Mediclin AG........................................    678,432 $  4,061,100
    MLP AG.............................................    384,030    1,485,508
*   Mosaic Software AG.................................     12,800           --
    Nexus AG...........................................    168,511    3,188,564
*   Nordex SE..........................................    291,789    8,103,751
    Osram Licht AG.....................................  1,096,994   57,073,634
*   Patrizia Immobilien AG.............................    192,557    4,862,911
    PNE Wind AG........................................    716,855    1,702,140
    Progress-Werk Oberkirch AG.........................      3,966      155,080
    Puma SE............................................      4,725    1,177,621
#   QSC AG.............................................  2,145,197    3,542,544
    Rheinmetall AG.....................................  1,078,306   75,548,099
    RHOEN-KLINIKUM AG..................................    310,564    9,152,368
    RIB Software AG....................................      1,798       20,127
*   Rohwedder AG.......................................     44,910           --
    SAF-Holland SA.....................................    586,568    7,080,787
#   Salzgitter AG......................................  1,332,610   41,585,385
    SHW AG.............................................     60,112    1,681,532
    Sixt SE............................................    264,562   14,157,503
*   SKW Stahl-Metallurgie Holding AG...................     24,040       78,046
    SMA Solar Technology AG............................     20,054    1,010,621
    Software AG........................................    578,667   23,348,577
    Stada Arzneimittel AG..............................    374,819   20,232,285
    Suedzucker AG......................................  1,184,938   29,651,563
*   Suess MicroTec AG..................................    276,540    1,857,752
    Surteco SE.........................................     38,390      871,152
    TAG Immobilien AG..................................    288,169    4,102,587
    Technotrans AG.....................................     58,404    1,165,977
#*  Tom Tailor Holding AG..............................    223,828      887,592
#   VERBIO Vereinigte BioEnergie AG....................    396,350    2,242,208
#   VTG AG.............................................    315,946    8,905,603
#   Wacker Chemie AG...................................    242,815   22,634,349
    Wacker Neuson SE...................................    634,216   11,329,173
                                                                   ------------
TOTAL GERMANY..........................................             906,619,927
                                                                   ------------
GREECE -- (0.0%)
*   Alapis Holding Industrial and Commercial SA of
      Pharmaceutical Chemical Products.................    173,961           --
*   Atlantic Supermarkets SA...........................    129,593           --
*   Ergas SA...........................................    104,948           --
*   Etma Rayon SA......................................     39,176           --
*   Michaniki SA.......................................    986,718           --
*   T Bank SA..........................................  1,210,617           --
*   Themeliodomi SA....................................    140,360           --
*   Tropea Holding SA..................................      4,581        1,921
                                                                   ------------
TOTAL GREECE...........................................                   1,921
                                                                   ------------
HONG KONG -- (2.9%)
*   13 Holdings, Ltd. (The)............................    502,500      197,467
    Aeon Credit Service Asia Co., Ltd..................     16,000       10,722
    Alco Holdings, Ltd.................................  1,470,000      672,891
    Allied Group, Ltd..................................  2,069,000   10,538,991
#   Allied Properties HK, Ltd.......................... 38,308,372    7,828,197

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
HONG KONG -- (Continued)
*   Apac Resources, Ltd................................   3,460,000 $    49,521
    APT Satellite Holdings, Ltd........................     513,625     353,573
#   Asia Financial Holdings, Ltd.......................   4,606,106   2,414,300
    Asia Standard Hotel Group, Ltd.....................   2,311,359     306,110
    Asia Standard International Group, Ltd.............   4,493,756     933,699
    Associated International Hotels, Ltd...............   1,617,000   4,482,493
*   Bel Global Resources Holdings, Ltd.................  16,756,000          --
    Bonjour Holdings, Ltd..............................   1,930,000      84,738
*   Burwill Holdings, Ltd..............................     366,000      10,398
    CCT Fortis Holdings, Ltd...........................   4,246,000     541,695
    Century City International Holdings, Ltd...........  29,807,300   1,901,364
*   Champion Technology Holdings, Ltd.................. 115,101,373   1,573,134
    Chen Hsong Holdings................................   2,032,000     415,046
    Cheuk Nang Holdings, Ltd...........................   4,321,865   3,323,603
    Cheung Wo International Holdings, Ltd..............   1,152,000      36,230
    Chevalier International Holdings, Ltd..............   2,760,858   4,462,321
*   China Billion Resources, Ltd.......................  32,153,568     178,207
    China Flavors & Fragrances Co., Ltd................   1,203,291     383,990
    China Metal International Holdings, Inc............      74,000      22,914
    China Motor Bus Co., Ltd...........................      18,600     184,888
*   China Star Entertainment, Ltd......................   3,770,000     365,163
*   China Strategic Holdings, Ltd......................     740,000      19,093
    Chinney Investments, Ltd...........................   1,324,000     313,052
    Chong Hing Bank, Ltd...............................      26,000      56,315
    Chow Sang Sang Holdings International, Ltd.........     217,000     425,797
    Chuang's China Investments, Ltd....................  30,854,415   1,514,723
    Chuang's Consortium International, Ltd.............  23,661,520   4,520,618
    CNT Group, Ltd.....................................   1,680,000     101,422
*   Convoy Financial Holdings, Ltd.....................   2,400,000      76,050
#*  Cowell e Holdings, Inc.............................     614,000     246,374
*   CP Lotus Corp......................................   1,770,000      33,664
    CSI Properties, Ltd................................ 117,535,476   4,475,344
    CW Group Holdings, Ltd.............................     116,000      30,929
    Dah Sing Banking Group, Ltd........................   6,326,688  11,866,382
    Dah Sing Financial Holdings, Ltd...................   3,380,156  22,681,141
    Dan Form Holdings Co., Ltd.........................  15,115,896   3,744,631
    Dickson Concepts International, Ltd................     608,500     208,618
    Eagle Nice International Holdings, Ltd.............   1,696,000     413,589
    EcoGreen International Group, Ltd..................   1,311,840     245,057
    Emperor Capital Group, Ltd.........................  11,778,000   1,049,998
    Emperor Entertainment Hotel, Ltd...................   4,795,000   1,111,216
    Emperor International Holdings, Ltd................  35,684,333   8,150,819
*   Emperor Watch & Jewellery, Ltd.....................  50,110,000   1,476,276
*   EPI Holdings, Ltd..................................  16,118,569     299,913
#*  Esprit Holdings, Ltd...............................   3,138,500   2,519,959
*   eSun Holdings, Ltd.................................  16,814,400   1,671,911
*   Eternity Investment, Ltd...........................   6,680,000     131,452
*   Ezcom Holdings, Ltd................................      67,280          --
    Far East Consortium International, Ltd.............  24,845,382   8,625,140
*   Far East Holdings International, Ltd...............     615,000      51,654
#   FIH Mobile, Ltd....................................  13,127,000   4,473,582
    First Pacific Co., Ltd.............................  11,830,000   9,200,612
    First Shanghai Investments, Ltd....................   8,784,000   1,375,754

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
HONG KONG -- (Continued)
    Fountain SET Holdings, Ltd.........................  18,888,000 $ 2,218,907
#   Future Bright Holdings, Ltd........................   1,974,000     216,127
    G-Resources Group, Ltd............................. 376,188,000   6,610,831
#*  Get Nice Financial Group, Ltd......................   3,865,324     533,919
#   Get Nice Holdings, Ltd............................. 153,636,999   5,264,796
*   Global Brands Group Holding, Ltd...................  58,884,000   5,173,085
    Glorious Sun Enterprises, Ltd......................   2,100,000     257,334
    Gold Peak Industries Holdings, Ltd.................   7,973,907     781,396
    Golden Resources Development International, Ltd....  12,119,000     672,012
*   Grande Holdings, Ltd. (The)........................   3,082,000      73,491
    Great Eagle Holdings, Ltd..........................   3,381,481  15,292,304
    Guangnan Holdings, Ltd.............................   6,950,000     780,724
    Guoco Group, Ltd...................................      22,000     250,464
    Haitong International Securities Group, Ltd........   9,998,000   6,054,088
#*  Hang Fung Gold Technology, Ltd.....................     118,000          --
    Hanison Construction Holdings, Ltd.................   6,342,724   1,026,214
    Hanny Holdings, Ltd................................     660,000      28,170
*   Hao Tian Development Group, Ltd....................   5,156,600     283,815
    Harbour Centre Development, Ltd....................   2,204,000   3,868,439
    High Fashion International, Ltd....................     996,000     242,574
    HKR International, Ltd.............................  17,751,998   7,725,595
    Hon Kwok Land Investment Co., Ltd..................   7,102,935   2,820,402
    Hong Kong Ferry Holdings Co., Ltd..................   2,218,000   2,536,232
    Hong Kong Shanghai Alliance Holdings, Ltd..........     882,000      85,335
*   Hong Kong Television Network, Ltd..................      59,000      10,505
    Hongkong & Shanghai Hotels, Ltd. (The).............   1,952,431   2,089,917
    Hongkong Chinese, Ltd..............................  23,297,100   4,426,830
    Hopewell Holdings, Ltd.............................   5,097,500  16,884,396
#   Hsin Chong Group Holding, Ltd......................  17,536,000   1,532,874
#   Hua Hong Semiconductor, Ltd........................   1,597,000   1,499,241
    Hung Hing Printing Group, Ltd......................   8,007,275     928,821
    Hutchison Telecommunications Hong Kong Holdings,
      Ltd..............................................   5,230,000   1,916,287
*   Imagi International Holdings, Ltd..................   1,564,800      42,474
*   International Standard Resources Holdings, Ltd.....  52,583,000     752,770
    IPE Group, Ltd.....................................  11,855,000   2,571,441
    ITC Corp., Ltd.....................................     420,000      33,189
    ITC Properties Group, Ltd..........................   1,102,615     441,306
*   Jinchang Pharmaceutical Holdings, Ltd..............     507,600          --
*   Jinhui Holdings Co., Ltd...........................     867,000      99,854
#   K Wah International Holdings, Ltd..................  18,513,074   9,371,141
*   Kantone Holdings, Ltd..............................   2,180,055     197,476
    Keck Seng Investments..............................   2,818,000   2,145,372
#*  Kingston Financial Group, Ltd......................  13,695,424   6,083,616
    Kowloon Development Co., Ltd.......................  10,225,277   9,532,091
    Kwoon Chung Bus Holdings, Ltd......................     176,000      93,068
    Lai Sun Development Co., Ltd....................... 343,941,666   6,221,131
    Lai Sun Garment International, Ltd.................  39,763,669   6,512,423
    Lam Soon Hong Kong, Ltd............................     139,250     134,003
*   Lerado Financial Group Co., Ltd....................  12,692,000      90,300
    Lippo China Resources, Ltd.........................   4,318,000     110,330
    Lippo, Ltd.........................................   4,704,500   2,898,620
#   Liu Chong Hing Investment, Ltd.....................   4,062,000   5,061,908
    Luen Thai Holdings, Ltd............................     996,000     155,552

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
HONG KONG -- (Continued)
    Luk Fook Holdings International, Ltd...............      90,000 $   228,831
    Luks Group Vietnam Holdings Co., Ltd...............   1,034,642     359,173
    Lung Kee Bermuda Holdings..........................     206,000      57,119
#*  Macau Legend Development, Ltd......................   3,112,000     438,950
    Magnificent Hotel Investment, Ltd..................  38,616,600     869,341
#*  Mason Financial Holdings, Ltd......................  20,120,000     714,301
    Melco International Development, Ltd...............     523,000     537,875
*   Midland Holdings, Ltd..............................     260,000      80,553
    Ming Fai International Holdings, Ltd...............   1,659,000     196,899
#   Miramar Hotel & Investment.........................   1,737,000   3,003,203
*   Mongolian Mining Corp..............................  15,955,500     148,007
    Nanyang Holdings, Ltd..............................      98,850     534,908
    National Electronic Hldgs..........................   5,557,648     688,356
*   Neo-Neon Holdings, Ltd.............................   6,974,000     862,966
*   Neptune Group, Ltd.................................   7,218,191     312,322
*   NetMind Financial Holdings, Ltd.................... 102,712,000   1,059,105
#   Newocean Energy Holdings, Ltd......................   8,460,000   2,514,813
    Next Digital, Ltd..................................   3,268,000     168,455
*   O Luxe Holdings, Ltd...............................   1,008,000      76,779
*   Orange Sky Golden Harvest Entertainment Holdings,
      Ltd..............................................  20,915,000   1,040,976
#   Orient Overseas International, Ltd.................   3,729,000  13,238,520
*   Orient Power Holdings, Ltd.........................   2,182,573          --
    Oriental Watch Holdings............................   1,504,000     178,660
*   Pacific Andes International Holdings, Ltd..........  88,958,890   1,255,542
#*  Pacific Basin Shipping, Ltd........................  47,797,000   5,308,107
    Paliburg Holdings, Ltd.............................  11,285,041   3,270,535
    Playmates Holdings, Ltd............................   3,095,700   3,916,616
    Pokfulam Development Co............................     260,000     426,185
#   Polytec Asset Holdings, Ltd........................  42,754,190   2,591,659
    Public Financial Holdings, Ltd.....................   1,174,444     495,939
    PYI Corp., Ltd.....................................  73,416,086   1,480,557
    Regal Hotels International Holdings, Ltd...........   9,022,623   4,423,412
    Rivera Holdings, Ltd...............................   3,877,468     227,783
    Safety Godown Co., Ltd.............................      72,000     226,733
#   SEA Holdings, Ltd..................................   1,939,000   4,655,883
    Shangri-La Asia, Ltd...............................   2,158,000   2,321,845
    Shun Ho Technology Holdings, Ltd...................     363,173     126,479
#   Shun Tak Holdings, Ltd.............................  51,228,546  16,628,445
    Sing Tao News Corp., Ltd...........................     240,000      32,127
    Singamas Container Holdings, Ltd...................  21,244,000   1,974,733
*   SOCAM Development, Ltd.............................   3,450,120   1,626,738
*   Solartech International Holdings, Ltd..............     860,000      37,199
#   Soundwill Holdings, Ltd............................   1,215,500   1,926,362
*   South China Assets Holdings, Ltd...................   9,215,066     263,757
*   South China Holdings Co., Ltd......................  20,586,432   1,478,334
    Sun Hung Kai & Co., Ltd............................   9,901,688   5,833,458
    TAI Cheung Holdings, Ltd...........................   4,403,000   3,640,631
#   Tan Chong International, Ltd.......................   3,879,000   1,260,872
    Tao Heung Holdings, Ltd............................      88,000      19,932
    Tern Properties Co., Ltd...........................     168,000      84,972
#   Tian Teck Land, Ltd................................     766,000     827,750
    Transport International Holdings, Ltd..............     357,200     985,865
#*  Trinity, Ltd.......................................  12,652,000     981,345

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
HONG KONG -- (Continued)
*   TSC Group Holdings, Ltd............................  2,735,000 $    374,759
*   United Laboratories International Holdings, Ltd.
      (The)............................................  8,704,000    3,412,423
#*  United Photovoltaics Group, Ltd....................  5,400,000      398,946
    Upbest Group, Ltd..................................  2,468,000      699,804
    Vantage International Holdings, Ltd................  1,680,000      175,808
    Varitronix International, Ltd......................  2,314,000    1,014,932
    Vedan International Holdings, Ltd..................  4,352,000      416,058
    Victory City International Holdings, Ltd........... 39,352,250    1,752,480
#   VST Holdings, Ltd..................................  6,410,000    1,530,663
    Wang On Group, Ltd................................. 49,140,000      418,023
    Win Hanverky Holdings, Ltd.........................  2,416,000      392,992
*   Winfull Group Holdings, Ltd........................ 26,464,000      625,945
    Wing On Co. International, Ltd.....................  2,644,500    7,763,314
#   Wing Tai Properties, Ltd...........................  2,040,749    1,216,116
    Wong's International Holdings, Ltd.................     70,000       24,548
*   Xingye Copper International Group, Ltd.............  1,203,000      138,132
    Yau Lee Holdings, Ltd..............................  1,409,750      205,595
                                                                   ------------
TOTAL HONG KONG........................................             393,216,375
                                                                   ------------
IRELAND -- (0.3%)
    C&C Group P.L.C....................................  2,561,680   10,322,772
*   FBD Holdings P.L.C.................................     75,123      519,174
    IFG Group P.L.C....................................     27,878       66,060
    Kingspan Group P.L.C...............................    208,817    4,790,614
    Smurfit Kappa Group P.L.C..........................  1,279,382   30,043,832
                                                                   ------------
TOTAL IRELAND..........................................              45,742,452
                                                                   ------------
ISRAEL -- (0.6%)
#*  Africa Israel Investments, Ltd.....................  1,921,610      598,458
*   Azorim-Investment Development & Construction Co.,
      Ltd..............................................     15,099       13,524
#*  Clal Insurance Enterprises Holdings, Ltd...........    439,014    4,745,884
    Delta-Galil Industries, Ltd........................     41,830    1,266,466
    Direct Insurance Financial Investments, Ltd........     71,883      554,564
    El Al Israel Airlines..............................  1,245,701      938,634
#*  Elron Electronic Industries, Ltd...................    181,661      833,863
*   Equital, Ltd.......................................      2,082       41,142
    First International Bank Of Israel, Ltd............    734,963    9,267,068
#   Formula Systems 1985, Ltd..........................    132,977    5,036,775
*   Gilat Satellite Networks, Ltd......................     51,531      235,158
*   Hadera Paper, Ltd..................................      3,228       99,787
#   Harel Insurance Investments & Financial Services,
      Ltd..............................................  2,677,667    9,867,697
*   Israel Discount Bank, Ltd. Class A................. 12,630,778   21,793,670
    Israel Land Development Co., Ltd. (The)............     30,795      181,331
*   Jerusalem Oil Exploration..........................    195,210    8,603,605
*   Kenon Holdings, Ltd................................     51,341      606,447
    Meitav DS Investments, Ltd.........................      3,357       10,740
*   Menora Mivtachim Holdings, Ltd.....................    384,756    3,107,723
#*  Migdal Insurance & Financial Holding, Ltd..........  2,201,308    1,339,337
    Neto ME Holdings, Ltd..............................      1,449      114,400
#*  Oil Refineries, Ltd................................ 11,489,347    4,153,240
    Paz Oil Co., Ltd...................................         88       14,342
*   Phoenix Holdings, Ltd. (The).......................    972,337    2,362,799

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
ISRAEL -- (Continued)
#   Shikun & Binui, Ltd................................     509,505 $   898,420
*   Summit Real Estate Holdings, Ltd...................      70,135     363,763
*   Union Bank of Israel...............................     501,142   1,769,470
                                                                    -----------
TOTAL ISRAEL...........................................              78,818,307
                                                                    -----------
ITALY -- (3.1%)
    Alerion Cleanpower SpA.............................      66,344     116,559
*   Arnoldo Mondadori Editore SpA......................     414,117     466,040
#   Astaldi SpA........................................     349,306   1,529,152
#*  Banca Carige SpA...................................   2,367,985     888,878
    Banca Finnat Euramerica SpA........................     195,234      68,676
#*  Banca Monte dei Paschi di Siena SpA................   6,080,982   2,103,421
    Banca Popolare dell'Emilia Romagna SC..............  13,794,426  56,751,059
#*  Banca Popolare dell'Etruria e del Lazio SC.........     247,694          --
#   Banca Popolare di Milano Scarl..................... 137,598,025  66,876,695
#   Banca Popolare di Sondrio SCARL....................   5,952,378  16,105,015
    Banca Profilo SpA..................................      70,255      14,867
    Banco di Desio e della Brianza SpA.................     274,364     522,230
    Banco Popolare SC..................................  10,801,447  30,464,920
    Buzzi Unicem SpA...................................   1,292,749  25,945,795
*   Caltagirone Editore SpA............................     505,212     485,953
    Cementir Holding SpA...............................   1,920,130   8,371,676
    CIR-Compagnie Industriali Riunite SpA..............   9,096,747  10,447,721
    Credito Emiliano SpA...............................     714,744   4,537,005
#   Credito Valtellinese SC............................  21,924,703   9,736,907
#   d'Amico International Shipping SA..................   5,402,854   2,025,791
    Danieli & C Officine Meccaniche SpA................     170,504   3,362,989
    De' Longhi SpA.....................................     595,629  14,890,906
#   DeA Capital SpA....................................     759,463     874,667
    El.En. SpA.........................................      46,236     773,446
    ERG SpA............................................     904,415  10,491,916
    Esprinet SpA.......................................      75,130     469,286
*   Eurotech SpA.......................................     860,850   1,358,145
#   Falck Renewables SpA...............................   3,282,180   2,744,612
    FNM SpA............................................   2,270,206   1,045,069
*   Gruppo Editoriale L'Espresso SpA...................   1,573,690   1,345,937
    IMMSI SpA..........................................   3,697,968   1,657,482
*   Intek Group SpA....................................   4,332,776     994,313
*   Italcementi SpA....................................   3,933,067  46,573,206
    Italmobiliare SpA..................................     181,375   7,835,802
    Prima Industrie SpA................................       1,389      20,190
#   Reno de Medici SpA.................................   2,137,567     727,319
*   Retelit SpA........................................   2,231,108   1,670,963
#*  Safilo Group SpA...................................     616,360   4,900,043
#*  Saipem SpA.........................................  36,718,754  16,088,280
*   Snia SpA...........................................     271,793          --
    Societa Cattolica di Assicurazioni SCRL............   2,654,069  18,709,561
    Societa Iniziative Autostradali e Servizi SpA......      77,655     706,748
#*  Sogefi SpA.........................................     169,751     288,749
    SOL SpA............................................      61,384     543,289
    Trevi Finanziaria Industriale SpA..................     821,986   1,079,081
    Unione di Banche Italiane SpA......................     242,551     745,159
    Unipol Gruppo Finanziario SpA......................  12,348,581  34,289,086

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
ITALY -- (Continued)
    UnipolSai SpA....................................... 8,528,345 $ 14,308,248
    Vittoria Assicurazioni SpA..........................    14,248      145,798
                                                                   ------------
TOTAL ITALY.............................................            426,098,650
                                                                   ------------
JAPAN -- (24.7%)
    77 Bank, Ltd. (The)................................. 1,448,000    5,547,531
    A&D Co., Ltd........................................   269,300    1,003,970
    Achilles Corp....................................... 2,978,000    4,093,301
    ADEKA Corp..........................................   378,500    5,010,806
#   Aderans Co., Ltd....................................   341,900    1,553,198
#   Agro-Kanesho Co., Ltd...............................    80,200      860,081
    Ahresty Corp........................................   669,800    4,761,183
    Aichi Bank, Ltd. (The)..............................   159,700    8,033,719
    Aichi Corp..........................................   115,600      919,146
    Aichi Steel Corp.................................... 2,670,000   13,325,041
    Aichi Tokei Denki Co., Ltd..........................    48,000      146,622
    Aida Engineering, Ltd...............................   121,607    1,012,551
    Aigan Co., Ltd......................................   250,300      502,222
    Aiphone Co., Ltd....................................     7,900      143,342
#   Airport Facilities Co., Ltd.........................   553,400    2,914,647
    Aisan Industry Co., Ltd.............................   693,230    4,976,496
    Aisin Seiki Co., Ltd................................     1,618       73,937
#*  Akebono Brake Industry Co., Ltd.....................   188,970      386,115
    Akita Bank, Ltd. (The).............................. 4,406,000   14,277,885
#   Alconix Corp........................................   167,700    2,333,124
#   Alpen Co., Ltd......................................   510,400    8,822,152
    Alpha Corp..........................................    31,700      298,256
    Alpha Systems, Inc..................................    26,760      461,271
    Alpine Electronics, Inc.............................   681,800    7,365,200
    Alps Logistics Co., Ltd.............................   108,100      621,645
    AOI Electronics Co., Ltd............................    17,100      336,951
    AOKI Holdings, Inc..................................   373,822    4,179,421
    Aomori Bank, Ltd. (The)............................. 1,703,000    5,354,062
    Aoyama Trading Co., Ltd.............................   722,099   26,591,337
    Arakawa Chemical Industries, Ltd....................   406,800    3,924,902
    Arata Corp..........................................    23,500      521,973
    Araya Industrial Co., Ltd...........................   980,000    1,266,173
    Arcland Sakamoto Co., Ltd...........................   129,600    1,438,931
    Arisawa Manufacturing Co., Ltd......................   708,882    3,820,590
    Asahi Broadcasting Corp.............................    44,900      275,321
    Asahi Diamond Industrial Co., Ltd...................    17,000      130,968
    Asahi Kogyosha Co., Ltd.............................   503,000    2,746,702
#   Asahi Yukizai Corp.................................. 1,729,000    3,250,189
    Ashikaga Holdings Co., Ltd.......................... 1,528,200    5,096,008
#   Ashimori Industry Co., Ltd.......................... 1,199,000    1,965,393
    Asia Pile Holdings Corp.............................    30,000      125,768
    ASKA Pharmaceutical Co., Ltd........................   377,900    7,135,991
    Asunaro Aoki Construction Co., Ltd..................   580,000    3,913,513
    Atsugi Co., Ltd..................................... 2,709,000    2,882,496
    Awa Bank, Ltd. (The)................................ 1,679,600   10,277,988
    Axell Corp..........................................     2,800       19,382
    Bando Chemical Industries, Ltd......................   456,000    2,254,683
#   Bank of Iwate, Ltd. (The)...........................   352,800   15,053,845

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
#   Bank of Kochi, Ltd. (The)............................   482,000 $   521,086
#   Bank of Nagoya, Ltd. (The)........................... 2,515,706   8,621,429
    Bank of Okinawa, Ltd. (The)..........................   268,840   8,433,513
    Bank of Saga, Ltd. (The)............................. 2,930,000   7,410,861
    Bank of the Ryukyus, Ltd.............................   921,500  10,116,596
    Belluna Co., Ltd..................................... 1,205,924   7,790,301
    Best Denki Co., Ltd..................................   613,900     614,238
    Canon Electronics, Inc...............................     4,500      68,238
#   Carlit Holdings Co., Ltd.............................   161,700     768,969
    Cawachi, Ltd.........................................   452,100  10,563,792
    Central Glass Co., Ltd............................... 4,818,000  20,780,442
    Central Security Patrols Co., Ltd....................     5,100     109,850
    Chiba Kogyo Bank, Ltd. (The).........................   822,000   3,458,457
    Chilled & Frozen Logistics Holdings Co., Ltd.........       300       3,075
    Chino Corp...........................................     7,400      72,985
    Chiyoda Integre Co., Ltd.............................    52,900   1,072,354
    Chofu Seisakusho Co., Ltd............................   109,400   2,769,576
    Chori Co., Ltd.......................................     1,000      14,956
    Chubu Shiryo Co., Ltd................................   430,600   2,998,522
    Chudenko Corp........................................   190,960   4,073,051
#   Chuetsu Pulp & Paper Co., Ltd........................ 2,744,000   5,740,285
    Chugoku Bank, Ltd. (The).............................    27,200     306,395
#   Chugoku Marine Paints, Ltd........................... 1,195,000   8,066,464
    Chukyo Bank, Ltd. (The).............................. 1,487,000   3,451,699
    Chuo Gyorui Co., Ltd.................................   606,000   1,544,463
    Chuo Spring Co., Ltd.................................   907,000   2,471,420
    Citizen Holdings Co., Ltd............................ 1,440,600   7,716,525
    Cleanup Corp.........................................   621,700   4,970,603
#*  CMK Corp............................................. 1,280,700   6,015,879
    Coca-Cola East Japan Co., Ltd........................    82,604   1,594,065
#   Coca-Cola West Co., Ltd..............................   429,700  11,873,174
    Computer Engineering & Consulting, Ltd...............   231,400   3,231,128
*   Concordia Financial Group, Ltd....................... 1,773,457   7,538,322
    Corona Corp..........................................   309,100   3,107,225
    Cosmo Energy Holdings Co., Ltd.......................   572,300   6,303,329
#*  Cross Plus, Inc......................................    30,800     184,261
    CTI Engineering Co., Ltd.............................   345,000   3,082,253
    Dai-Dan Co., Ltd.....................................   617,000   5,067,912
#   Dai-ichi Seiko Co., Ltd..............................   281,900   2,913,604
    Daibiru Corp.........................................   376,900   3,630,720
    Daido Kogyo Co., Ltd.................................   752,447   1,516,128
    Daido Metal Co., Ltd.................................     4,900      55,044
    Daido Steel Co., Ltd................................. 3,130,000  12,702,371
#   Daihatsu Diesel Manufacturing Co., Ltd...............   216,000   1,208,024
    Daiichi Jitsugyo Co., Ltd............................   304,000   1,457,164
    Daiki Aluminium Industry Co., Ltd....................   757,000   2,320,423
#   Daikoku Denki Co., Ltd...............................    93,500   1,250,534
    Daikyo, Inc..........................................   104,000     182,311
    Dainichi Co., Ltd....................................   238,900   1,463,782
    Dainichiseika Color & Chemicals Manufacturing Co.,
      Ltd................................................   617,000   2,830,473
#   Daisan Bank, Ltd. (The).............................. 1,680,000   2,917,820
    Daishi Bank, Ltd. (The).............................. 6,254,932  23,756,619
    Daishinku Corp.......................................   761,000   1,992,734

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
#   Daito Bank, Ltd. (The)............................... 3,557,000 $ 6,776,945
    Daito Electron Co., Ltd..............................    18,300     109,017
    Daiwa Industries, Ltd................................   250,600   2,281,315
    Daiwabo Holdings Co., Ltd............................ 4,386,000  10,234,073
#*  DC Co., Ltd..........................................   444,400   1,761,816
#   DCM Holdings Co., Ltd................................ 1,949,900  16,668,706
    Denki Kogyo Co., Ltd.................................    17,000      84,940
    Denyo Co., Ltd.......................................   191,900   1,997,958
#   DKS Co., Ltd......................................... 1,363,000   4,512,290
#   DMW Corp.............................................    54,100     965,262
#   DSB Co., Ltd.........................................   130,000     744,378
#   Dunlop Sports Co., Ltd...............................    43,000     377,535
    Dynic Corp...........................................   141,000     217,015
    Ebara Jitsugyo Co., Ltd..............................     6,800      81,498
#   EDION Corp........................................... 2,597,400  21,678,451
#   Ehime Bank, Ltd. (The)............................... 2,976,000   7,164,991
    Eidai Co., Ltd.......................................   450,000   1,909,916
    Eighteenth Bank, Ltd. (The).......................... 4,012,000  11,192,210
    Eizo Corp............................................   251,300   6,853,159
    Endo Lighting Corp...................................   165,800   1,570,280
    ESPEC Corp...........................................   333,100   4,428,615
#   Excel Co., Ltd.......................................   244,700   3,256,311
    Exedy Corp...........................................    75,100   1,773,478
#   F-Tech, Inc..........................................   124,900   1,199,664
    Faith, Inc...........................................    14,160     146,458
    FCC Co., Ltd.........................................    17,600     342,413
#   Ferrotec Corp........................................   662,800   8,649,892
    FIDEA Holdings Co., Ltd.............................. 2,716,900   4,035,798
    Fields Corp..........................................    12,000     154,933
    Fine Sinter Co., Ltd.................................    69,000     230,060
    FJ Next Co., Ltd.....................................    36,300     175,236
    Foster Electric Co., Ltd.............................   154,400   2,963,161
    Fuji Kiko Co., Ltd...................................    13,100      43,365
    Fuji Machine Manufacturing Co., Ltd..................    49,400     505,661
*   Fuji Oil Co., Ltd....................................   425,700   1,292,273
    Fuji Soft, Inc.......................................   136,400   3,381,441
    Fujicco Co., Ltd.....................................   240,700   6,930,192
    Fujikura Kasei Co., Ltd..............................   380,300   2,232,502
    Fujikura Rubber, Ltd.................................   190,100     893,246
    Fujikura, Ltd........................................ 7,113,000  40,067,998
    Fujimori Kogyo Co., Ltd..............................       800      17,073
#   Fujishoji Co., Ltd...................................    47,900     504,340
    Fujitsu Frontech, Ltd................................   366,200   3,598,672
    FuKoKu Co., Ltd......................................   136,600   1,023,204
    Fukuda Corp..........................................   394,000   4,371,231
    Fukui Bank, Ltd. (The)............................... 1,369,000   3,600,274
#   Fukushima Bank, Ltd. (The)........................... 3,770,000   3,458,969
#   Fukuyama Transporting Co., Ltd....................... 2,477,000  14,075,372
    Furukawa Electric Co., Ltd........................... 3,975,000  10,378,786
#   Furuno Electric Co., Ltd.............................   482,600   2,421,909
    Furusato Industries, Ltd.............................   137,000   1,884,747
    Futaba Corp..........................................   323,900   5,998,263
#   Futaba Industrial Co., Ltd...........................   820,400   4,188,394

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Fuyo General Lease Co., Ltd..........................    83,000 $ 3,766,634
    G-Tekt Corp..........................................   362,300   5,530,211
    Gakken Holdings Co., Ltd.............................   815,000   2,273,182
    Gecoss Corp..........................................   283,900   2,563,060
    Geo Holdings Corp....................................    86,400   1,247,970
    Godo Steel, Ltd...................................... 4,332,000   7,269,393
    Goldcrest Co., Ltd...................................   189,750   2,987,998
    Gourmet Kineya Co., Ltd..............................    41,000     395,735
    Grandy House Corp....................................    47,100     150,376
#   GSI Creos Corp.......................................   615,000     580,642
    Gun-Ei Chemical Industry Co., Ltd.................... 1,150,000   3,424,442
    Gunma Bank, Ltd. (The)............................... 1,512,000   6,096,113
    Gunze, Ltd........................................... 5,344,000  15,360,071
#   H-One Co., Ltd.......................................   147,500     731,721
    H2O Retailing Corp...................................   344,939   4,530,148
    Hagihara Industries, Inc.............................    38,700     964,018
    Hagiwara Electric Co., Ltd...........................    19,900     353,281
    Hakuto Co., Ltd......................................   395,700   3,586,966
    HANEDA ZENITH HOLDINGS Co., Ltd......................    21,900      56,659
    Hanwa Co., Ltd....................................... 3,657,000  19,563,698
#   Happinet Corp........................................    33,700     366,451
    Harima Chemicals Group, Inc..........................   373,700   1,900,029
    Haruyama Trading Co., Ltd............................   251,700   1,871,754
    Heiwa Real Estate Co., Ltd...........................   872,900  11,466,276
    Heiwado Co., Ltd.....................................   187,124   3,619,960
    HI-LEX Corp..........................................    10,200     270,608
    Hibiya Engineering, Ltd..............................   512,400   8,325,237
    Hirakawa Hewtech Corp................................     3,500      29,938
    Hitachi Koki Co., Ltd................................    67,500     452,615
    Hitachi Maxell, Ltd..................................   101,400   1,694,167
    Hitachi Zosen Corp...................................   348,419   1,764,796
#   Hodogaya Chemical Co., Ltd........................... 1,336,000   3,287,358
#   Hokkaido Coca-Cola Bottling Co., Ltd.................   448,000   2,630,800
    Hokkan Holdings, Ltd................................. 1,008,000   3,108,038
    Hokko Chemical Industry Co., Ltd.....................   482,000   1,329,510
    Hokkoku Bank, Ltd. (The)............................. 5,670,159  17,817,448
    Hokuetsu Bank, Ltd. (The)............................ 4,069,000   8,428,553
#   Hokuetsu Kishu Paper Co., Ltd........................ 3,929,274  27,783,757
    Hokuhoku Financial Group, Inc........................ 3,031,000   3,889,909
#   Hokuriku Electrical Construction Co., Ltd............    64,000     490,129
#   Honeys Co., Ltd......................................   115,700   1,549,407
#   Hoosiers Holdings....................................   555,100   2,992,567
#   Hosiden Corp.........................................   418,800   2,562,088
    Hosokawa Micron Corp.................................   249,000   1,315,936
    Howa Machinery, Ltd..................................    23,500     124,694
    Hurxley Corp.........................................    11,100     103,215
    Hyakugo Bank, Ltd. (The)............................. 3,278,855  12,608,807
    Hyakujushi Bank, Ltd. (The).......................... 4,058,000  13,561,745
#   Ibiden Co., Ltd...................................... 1,136,800  14,512,162
    IBJ Leasing Co., Ltd.................................   118,900   2,158,957
    Ichikawa Co., Ltd....................................   180,000     454,104
#   Ihara Chemical Industry Co., Ltd.....................   653,900   6,887,026
    Iino Kaiun Kaisha, Ltd...............................   295,700   1,069,191

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
#   IJT Technology Holdings Co., Ltd.....................   228,360 $   682,960
#   Ikegami Tsushinki Co., Ltd...........................   692,000     824,797
#   Imagica Robot Holdings, Inc..........................    89,300     612,787
#   Imasen Electric Industrial...........................   306,399   2,755,344
#   Inaba Seisakusho Co., Ltd............................     8,900     108,851
    Inabata & Co., Ltd................................... 1,348,900  13,465,728
    Ines Corp............................................ 1,024,200  10,887,256
    Information Services International-Dentsu, Ltd.......    23,000     448,452
    Innotech Corp........................................    90,200     418,151
    Inui Global Logistics Co., Ltd.......................   133,185   1,215,079
    Ise Chemicals Corp...................................    24,000     101,539
#   Iseki & Co., Ltd.....................................   868,000   1,889,700
*   Ishihara Sangyo Kaisha, Ltd.......................... 7,064,000   4,579,963
#   Ishizuka Glass Co., Ltd..............................   632,000     933,189
    Itochu Enex Co., Ltd.................................   809,100   6,937,112
    Itochu-Shokuhin Co., Ltd.............................    25,700   1,043,031
#*  Itoham Yonekyu Holdings, Inc.........................   914,569   9,415,097
    Itoki Corp...........................................   914,547   5,181,236
#   IwaiCosmo Holdings, Inc..............................   331,100   2,899,954
    Iwaki & Co., Ltd.....................................   777,000   1,457,982
    Iwasaki Electric Co., Ltd............................ 1,907,000   2,832,336
#*  Iwatsu Electric Co., Ltd............................. 1,499,000     975,508
    Iyo Bank, Ltd. (The).................................    38,300     246,843
#*  Izutsuya Co., Ltd....................................   453,000     193,949
#   J-Oil Mills, Inc..................................... 2,151,000   7,268,979
    Jaccs Co., Ltd.......................................   471,000   2,182,178
    Jafco Co., Ltd.......................................   327,000   8,565,166
*   Janome Sewing Machine Co., Ltd.......................    59,300     339,522
    Japan Asia Group, Ltd................................    71,600     271,577
    Japan Digital Laboratory Co., Ltd....................   556,000   7,666,478
#*  Japan Display, Inc................................... 6,984,900  12,538,307
#   Japan Drilling Co., Ltd..............................    39,900     839,283
    Japan Foundation Engineering Co., Ltd................   428,500   1,554,652
#   Japan Medical Dynamic Marketing, Inc.................   272,100   1,940,578
    Japan Oil Transportation Co., Ltd....................   561,000   1,242,720
    Japan Pulp & Paper Co., Ltd.......................... 1,581,000   5,632,694
#   Japan Radio Co., Ltd.................................   469,000   1,323,357
    Japan Transcity Corp.................................   995,000   3,750,336
#   Japan Wool Textile Co., Ltd. (The)...................   224,000   1,565,201
    Jimoto Holdings, Inc.................................   559,400     858,285
    JK Holdings Co., Ltd.................................   112,300     529,287
#   JMS Co., Ltd.........................................   754,000   2,102,383
    Joshin Denki Co., Ltd................................    57,000     478,715
#   Juroku Bank, Ltd. (The).............................. 5,807,000  16,557,994
#   JVC Kenwood Corp..................................... 3,289,000   7,566,397
    K&O Energy Group, Inc................................   301,200   4,295,690
    Kaga Electronics Co., Ltd............................   390,500   4,828,808
    Kamei Corp...........................................   782,000   6,379,795
    Kanaden Corp.........................................   453,500   4,216,599
    Kandenko Co., Ltd.................................... 1,557,000  15,260,572
    Kaneko Seeds Co., Ltd................................       600       9,012
    Kanematsu Corp....................................... 2,654,000   4,342,493
    Kansai Urban Banking Corp............................   151,600   1,560,353

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Kasai Kogyo Co., Ltd.................................    32,600 $   322,594
    Katakura & Co-op Agri Corp...........................   149,000     289,260
#   Kato Works Co., Ltd.................................. 1,544,872   6,638,931
#   KAWADA TECHNOLOGIES, Inc.............................    92,600   3,254,603
    Kawai Musical Instruments Manufacturing Co., Ltd.....       800      15,088
#   Kawasaki Kisen Kaisha, Ltd........................... 8,466,000  20,780,438
    Kawasumi Laboratories, Inc...........................   328,400   1,904,001
    Keihanshin Building Co., Ltd.........................   593,300   2,959,774
    Keihin Co., Ltd......................................   499,000     663,830
    Keihin Corp..........................................   784,300  12,282,658
#   Keiyo Bank, Ltd. (The)............................... 3,630,000  15,472,018
*   KI Holdings Co., Ltd.................................    73,000     223,976
    Kimoto Co., Ltd......................................   139,600     233,289
    Kimura Unity Co., Ltd................................     8,500      86,947
#   Kinki Sharyo Co., Ltd................................    47,000     116,724
    Kintetsu World Express, Inc..........................   261,800   3,637,575
    Kissei Pharmaceutical Co., Ltd.......................   126,000   2,869,763
    Kita-Nippon Bank, Ltd. (The).........................   182,900   5,232,256
    Kitagawa Iron Works Co., Ltd......................... 1,685,000   2,876,270
    Kitano Construction Corp.............................   796,000   1,974,921
    Kito Corp............................................     1,800      15,059
    Kitz Corp............................................   775,200   4,151,344
    Kiyo Bank, Ltd. (The)................................   406,600   5,915,956
#   Koa Corp.............................................   534,689   4,431,036
    Koatsu Gas Kogyo Co., Ltd............................    71,000     463,758
#   Kohnan Shoji Co., Ltd................................   922,700  18,903,678
    Koike Sanso Kogyo Co., Ltd...........................     3,000       6,928
#*  Kojima Co., Ltd......................................   700,500   1,647,098
    Kokuyo Co., Ltd...................................... 1,621,211  23,828,711
    KOMAIHALTEC, Inc.....................................   810,000   1,591,891
    Komatsu Seiren Co., Ltd..............................   535,400   3,564,000
    Komatsu Wall Industry Co., Ltd.......................   161,100   2,562,102
#   Komehyo Co., Ltd.....................................    38,700     396,253
    Komeri Co., Ltd......................................    10,400     234,076
    Komori Corp..........................................   799,100   8,926,858
    Konaka Co., Ltd......................................   559,849   2,765,000
    Konishi Co., Ltd.....................................   492,500   6,451,145
    Konoike Transport Co., Ltd...........................     6,600      76,355
*   Kosaido Co., Ltd.....................................     8,100      23,998
    Krosaki Harima Corp.................................. 1,295,000   3,134,192
    KRS Corp.............................................   129,200   3,070,698
#   KU Holdings Co., Ltd.................................   327,200   2,436,229
    Kurabo Industries, Ltd............................... 6,037,000  11,319,696
    Kureha Corp.......................................... 2,705,000  11,256,743
    Kurimoto, Ltd........................................ 2,315,000   3,754,769
    Kuriyama Holdings Corp...............................    14,100     165,489
    Kuroda Electric Co., Ltd.............................    34,500     631,605
    KYB Corp............................................. 2,902,000  10,312,253
#   Kyodo Printing Co., Ltd.............................. 2,104,000   6,750,960
    Kyoei Sangyo Co., Ltd................................   133,000     164,589
#   Kyoei Steel, Ltd.....................................   603,000  11,704,817
    Kyokuto Kaihatsu Kogyo Co., Ltd......................   895,350   9,213,129
    Kyosan Electric Manufacturing Co., Ltd...............   651,000   2,312,795

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
JAPAN -- (Continued)
    Kyowa Electronic Instruments Co., Ltd...............     35,000 $   115,184
    Kyowa Leather Cloth Co., Ltd........................    350,900   2,802,612
#   Kyudenko Corp.......................................    581,100  20,427,728
    Kyushu Financial Group, Inc.........................  5,997,295  33,133,631
    LEC, Inc............................................    124,700   2,222,149
    Lonseal Corp........................................    127,000     178,932
    Look, Inc...........................................    808,000   1,100,956
    Macnica Fuji Electronics Holdings, Inc..............    635,650   6,159,078
#   Maeda Corp..........................................  1,734,000  15,750,691
    Maeda Road Construction Co., Ltd....................    240,000   4,543,798
    Maezawa Industries, Inc.............................    169,800     452,204
#   Maezawa Kasei Industries Co., Ltd...................    135,400   1,382,695
    Maezawa Kyuso Industries Co., Ltd...................    124,500   1,705,398
    Makino Milling Machine Co., Ltd.....................  1,068,000   5,997,490
    Marubun Corp........................................    463,700   2,692,107
#   Marudai Food Co., Ltd...............................  3,138,000  15,040,257
    Maruka Machinery Co., Ltd...........................     30,600     338,337
    Maruwa Co., Ltd.....................................    141,100   5,319,042
    Maruyama Manufacturing Co., Inc.....................    280,000     478,199
    Maruzen Co., Ltd....................................     20,000     189,642
    Maruzen Showa Unyu Co., Ltd.........................  1,499,000   5,983,372
    Matsuda Sangyo Co., Ltd.............................     91,000   1,178,128
    Matsui Construction Co., Ltd........................    444,900   5,635,431
#   Maxvalu Tokai Co., Ltd..............................     93,600   1,588,836
#   Megachips Corp......................................    165,700   2,008,527
    Megmilk Snow Brand Co., Ltd.........................    134,100   4,644,237
*   Meiko Electronics Co., Ltd..........................     95,200     330,879
    Meisei Industrial Co., Ltd..........................    231,000   1,110,012
#   Meiwa Corp..........................................    361,300   1,158,563
#   Meiwa Estate Co., Ltd...............................    329,600   1,837,845
    Melco Holdings, Inc.................................     30,900     879,950
    Mesco, Inc..........................................     14,000     118,627
#   Michinoku Bank, Ltd. (The)..........................  2,712,000   5,105,459
    Mie Bank, Ltd. (The)................................    933,000   1,863,568
    Mikuni Corp.........................................    346,400   1,069,458
    Mimasu Semiconductor Industry Co., Ltd..............    434,100   4,471,150
    Minato Bank, Ltd. (The).............................  2,457,000   4,198,941
#   Ministop Co., Ltd...................................    158,900   2,668,491
    Mirait Holdings Corp................................    953,440  10,153,766
    Misawa Homes Co., Ltd...............................    198,400   1,455,782
    Mitani Corp.........................................     43,400   1,337,013
    Mito Securities Co., Ltd............................    993,600   2,313,888
    Mitsuba Corp........................................     13,800     163,069
    Mitsubishi Nichiyu Forklift Co., Ltd................     31,600     169,832
*   Mitsubishi Paper Mills, Ltd.........................  6,345,000   4,442,329
    Mitsubishi Steel Manufacturing Co., Ltd.............  3,588,000   5,993,069
    Mitsui Engineering & Shipbuilding Co., Ltd.......... 13,673,000  19,885,240
#   Mitsui High-Tec, Inc................................    714,200   4,953,095
    Mitsui Home Co., Ltd................................     98,000     436,052
    Mitsui Matsushima Co., Ltd..........................  2,399,000   2,310,132
    Mitsui Mining & Smelting Co., Ltd...................  9,832,000  18,659,522
    Mitsui Sugar Co., Ltd...............................    240,000   1,196,107
    Mitsui-Soko Holdings Co., Ltd.......................  2,023,000   5,340,622

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
*   Mitsumi Electric Co., Ltd............................   458,300 $ 2,292,264
    Mitsumura Printing Co., Ltd..........................    46,000      90,851
    Mitsuuroko Group Holdings Co., Ltd...................   766,900   3,816,215
#   Miyaji Engineering Group, Inc........................   318,000     463,421
    Miyazaki Bank, Ltd. (The)............................ 3,772,260  10,931,549
#   Miyoshi Oil & Fat Co., Ltd...........................   640,000     780,880
    Mizuno Corp..........................................   881,395   4,610,304
    Morinaga Milk Industry Co., Ltd......................   872,000   6,473,222
    Morito Co., Ltd......................................     2,800      21,477
    Morozoff, Ltd........................................     8,000      33,908
    Mory Industries, Inc.................................   676,000   2,036,251
    Mr Max Corp..........................................   575,500   1,781,593
    Murakami Corp........................................    21,000     319,056
    Musashino Bank, Ltd. (The)...........................   679,300  17,003,166
    Mutoh Holdings Co., Ltd..............................    32,000      72,048
#   Nachi-Fujikoshi Corp.................................   456,000   1,484,291
    Nafco Co., Ltd.......................................    29,900     476,026
#   Nagano Bank, Ltd. (The).............................. 1,221,000   2,344,698
    Nagano Keiki Co., Ltd................................     4,700      27,332
    Nagase & Co., Ltd....................................   853,000   9,926,998
    Nakabayashi Co., Ltd................................. 1,035,000   2,752,561
#*  Nakayama Steel Works, Ltd............................ 1,657,000     865,911
#   Namura Shipbuilding Co., Ltd.........................   512,152   2,892,170
    Nanto Bank, Ltd. (The)............................... 2,558,000  10,032,558
    Narasaki Sangyo Co., Ltd.............................    67,000     156,851
    NDS Co., Ltd.........................................   877,000   2,305,729
    NEC Capital Solutions, Ltd...........................   213,600   3,172,745
#   Neturen Co., Ltd.....................................   786,200   6,072,443
    Nice Holdings, Inc................................... 1,366,000   1,929,849
    Nichia Steel Works, Ltd..............................   810,500   1,806,871
    Nichiban Co., Ltd....................................   584,000   4,273,366
#   Nichicon Corp........................................ 1,356,100  10,019,158
    Nichiden Corp........................................     9,700     293,442
    Nichiha Corp.........................................   140,600   2,720,800
    Nichimo Co., Ltd.....................................   710,000   1,171,285
    Nichireki Co., Ltd...................................   676,500   4,658,719
    Nichirin Co., Ltd....................................    25,500     339,683
    Nihon Dempa Kogyo Co., Ltd...........................   426,700   3,563,328
    Nihon Eslead Corp....................................   138,000   1,392,062
#   Nihon House Holdings Co., Ltd........................    15,000      51,281
    Nihon Kagaku Sangyo Co., Ltd.........................    20,000     146,357
#   Nihon Nohyaku Co., Ltd...............................    64,000     346,429
#   Nihon Plast Co., Ltd.................................    81,700     657,630
    Nihon Tokushu Toryo Co., Ltd.........................   172,000   1,767,166
    Nihon Yamamura Glass Co., Ltd........................ 1,675,000   2,641,479
    Nikkiso Co., Ltd.....................................   115,300     807,103
    Nikko Co., Ltd.......................................   627,000   2,065,269
    Nikkon Holdings Co., Ltd............................. 1,211,300  24,181,825
    Nippi, Inc...........................................    12,000      78,186
    Nippo Corp...........................................   654,000  12,022,336
    Nippon Beet Sugar Manufacturing Co., Ltd............. 2,544,000   4,719,012
#   Nippon Carbide Industries Co., Inc...................   784,000   1,116,427
#   Nippon Carbon Co., Ltd............................... 1,157,000   2,169,946

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
JAPAN -- (Continued)
#   Nippon Chemi-Con Corp...............................  3,965,000 $ 5,801,233
    Nippon Chemical Industrial Co., Ltd.................  2,426,000   5,079,964
    Nippon Chutetsukan K.K..............................    175,000     251,087
#   Nippon Coke & Engineering Co., Ltd..................  2,084,300   1,349,125
#   Nippon Concrete Industries Co., Ltd.................    925,400   3,360,947
#   Nippon Denko Co., Ltd...............................  3,076,460   5,064,320
    Nippon Densetsu Kogyo Co., Ltd......................    222,800   4,455,159
    Nippon Felt Co., Ltd................................     73,100     340,972
    Nippon Fine Chemical Co., Ltd.......................    232,500   1,772,747
    Nippon Flour Mills Co., Ltd.........................  1,346,000   9,820,161
    Nippon Hume Corp....................................    601,900   3,773,922
#*  Nippon Kinzoku Co., Ltd.............................  1,493,000   1,459,953
#   Nippon Kodoshi Corp.................................     25,800     200,225
#   Nippon Koei Co., Ltd................................  1,711,000   5,461,964
#   Nippon Koshuha Steel Co., Ltd.......................    950,000     635,904
#   Nippon Light Metal Holdings Co., Ltd................ 10,661,200  24,202,129
#   Nippon Paper Industries Co., Ltd....................    992,300  18,054,716
    Nippon Pillar Packing Co., Ltd......................    399,100   4,151,048
#   Nippon Piston Ring Co., Ltd.........................    208,300   2,965,509
#   Nippon Rietec Co., Ltd..............................     47,000     409,613
    Nippon Road Co., Ltd. (The).........................  2,173,000   8,902,869
    Nippon Seiki Co., Ltd...............................    130,000   2,153,976
    Nippon Seisen Co., Ltd..............................    276,000   1,106,399
#*  Nippon Sharyo, Ltd..................................     44,000     118,988
#*  Nippon Sheet Glass Co., Ltd......................... 21,456,000  15,705,646
    Nippon Shokubai Co., Ltd............................     15,000     943,415
    Nippon Signal Co., Ltd..............................    107,100   1,021,712
#   Nippon Soda Co., Ltd................................  2,573,000  11,288,109
    Nippon Steel & Sumikin Bussan Corp..................  3,346,800  11,453,578
    Nippon Synthetic Chemical Industry Co., Ltd.
      (The).............................................    576,000   3,581,722
    Nippon Systemware Co., Ltd..........................    142,200   1,714,181
    Nippon Thompson Co., Ltd............................  1,225,200   4,012,178
    Nippon Tungsten Co., Ltd............................    107,000     172,738
    Nippon View Hotel Co., Ltd..........................      1,100      13,633
#   Nippon Yakin Kogyo Co., Ltd.........................  4,559,100   5,927,234
    Nishi-Nippon City Bank, Ltd. (The)..................  2,217,000   4,291,549
    Nishikawa Rubber Co., Ltd...........................      4,800      70,323
    Nishimatsu Construction Co., Ltd....................  2,489,073  12,340,746
    Nissan Tokyo Sales Holdings Co., Ltd................     72,000     162,412
    Nissei Plastic Industrial Co., Ltd..................    268,300   1,772,151
    Nisshin Fudosan Co..................................    993,200   3,391,657
    Nisshin Oillio Group, Ltd. (The)....................  3,118,000  14,747,929
    Nisshin Steel Co., Ltd..............................  2,099,200  26,028,761
    Nisshinbo Holdings, Inc.............................  1,523,000  14,173,977
    Nissin Corp.........................................  1,088,000   3,279,361
#   Nissin Kogyo Co., Ltd...............................     89,300   1,322,841
#   Nissin Sugar Co., Ltd...............................    359,200   4,840,643
    Nissui Pharmaceutical Co., Ltd......................    124,000   1,370,361
    Nitta Gelatin, Inc..................................     37,000     277,185
    Nittan Valve Co., Ltd...............................    165,800     532,354
    Nittetsu Mining Co., Ltd............................  1,978,000   6,826,272
    Nitto FC Co., Ltd...................................    200,600   1,624,220
    Nitto Fuji Flour Milling Co., Ltd...................    345,000   1,144,758

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Nitto Kogyo Corp.....................................     2,100 $    28,758
    Nitto Seiko Co., Ltd.................................   331,000     935,818
    NJS Co., Ltd.........................................     2,700      30,018
    Nohmi Bosai, Ltd.....................................    43,400     651,165
    Noritake Co., Ltd.................................... 1,271,000   2,951,282
#   Noritsu Koki Co., Ltd................................   287,700   1,943,561
#   Noritz Corp..........................................   235,100   4,599,106
    North Pacific Bank, Ltd.............................. 5,912,200  19,300,024
#   NS United Kaiun Kaisha, Ltd.......................... 3,163,000   4,169,720
    NTN Corp............................................. 5,848,000  18,801,920
    Obayashi Road Corp...................................   661,100   4,685,381
    Oenon Holdings, Inc..................................   441,000     898,527
#   Ogaki Kyoritsu Bank, Ltd. (The)...................... 6,288,000  20,692,537
    Ohara, Inc...........................................     5,500      28,891
    Ohashi Technica, Inc.................................    13,300     160,237
    Oita Bank, Ltd. (The)................................ 3,928,000  12,698,402
    Okabe Co., Ltd.......................................    27,000     209,761
#   Okamoto Machine Tool Works, Ltd......................   202,000     233,704
#   Okasan Securities Group, Inc.........................   236,000   1,187,014
#   OKK Corp............................................. 2,040,000   2,032,238
    Okumura Corp.........................................   829,000   4,894,158
    Okura Industrial Co., Ltd............................ 1,138,000   3,352,321
    Okuwa Co., Ltd.......................................   247,000   2,531,646
    Olympic Group Corp...................................   322,300   1,671,186
    ONO Sokki Co., Ltd...................................    70,200     589,975
#   Onoken Co., Ltd......................................   387,500   4,715,723
    Onward Holdings Co., Ltd............................. 1,709,000  11,785,425
    Organo Corp..........................................   177,000     692,012
#   Origin Electric Co., Ltd.............................   417,000   1,114,149
    Osaka Organic Chemical Industry, Ltd.................   171,300   1,013,223
#   Osaka Steel Co., Ltd.................................   546,800  10,038,909
    Osaki Electric Co., Ltd..............................   642,000   5,165,757
    OUG Holdings, Inc....................................    33,000      78,491
    Oyo Corp.............................................   173,900   1,959,009
#   Pacific Industrial Co., Ltd.......................... 1,182,300  13,295,599
    PALTAC Corp..........................................   414,600   8,173,667
#   Parco Co., Ltd.......................................   263,600   2,210,757
    Pegasus Sewing Machine Manufacturing Co., Ltd........    63,600     309,429
    Piolax, Inc..........................................   223,400  11,318,179
*   Pioneer Corp......................................... 1,879,200   3,416,342
    Pocket Card Co., Ltd.................................   147,600     778,238
    Press Kogyo Co., Ltd................................. 1,999,400   7,363,039
    PS Mitsubishi Construction Co., Ltd..................   217,700     822,919
    Rengo Co., Ltd....................................... 4,262,000  27,978,954
    Rheon Automatic Machinery Co., Ltd...................   245,200   1,506,577
    Rhythm Watch Co., Ltd................................ 2,547,000   4,452,236
    Ricoh Leasing Co., Ltd...............................   368,800   9,459,952
#   Right On Co., Ltd....................................   191,700   2,144,760
    Riken Corp...........................................   621,000   2,147,607
    Riken Keiki Co., Ltd.................................   149,700   1,709,393
#   Riken Technos Corp................................... 1,014,000   4,467,143
    Riso Kagaku Corp.....................................   364,164   5,246,370
    Round One Corp.......................................   719,000   4,860,682

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Ryobi, Ltd........................................... 3,283,000 $15,561,782
    Ryoden Corp..........................................   817,000   5,134,509
    Ryosan Co., Ltd......................................   383,400  11,819,154
#   Ryoyo Electro Corp...................................   433,900   5,278,984
    Sakai Chemical Industry Co., Ltd..................... 2,581,000   7,034,069
    Sakai Heavy Industries, Ltd..........................   675,000   1,203,228
    Sakai Ovex Co., Ltd..................................   419,000     618,820
#   Sala Corp............................................   233,300   1,496,277
#   SAMTY Co., Ltd.......................................   139,700   1,393,702
    San Holdings, Inc....................................    76,000   1,030,798
    San-Ai Oil Co., Ltd.................................. 1,285,800   8,632,770
    San-In Godo Bank, Ltd. (The)......................... 4,388,000  33,709,297
#   Sanden Holdings Corp.................................   784,000   2,249,228
#   Sanken Electric Co., Ltd............................. 1,374,000   4,835,281
    Sanki Engineering Co., Ltd........................... 1,294,400  11,237,701
    Sanko Metal Industrial Co., Ltd......................     3,000       8,565
    Sankyo Seiko Co., Ltd................................   514,600   1,699,787
#   Sankyo Tateyama, Inc.................................   381,900   5,810,000
    Sanoh Industrial Co., Ltd............................   392,100   2,171,100
#   Sanoyas Holdings Corp................................    30,100      99,858
#   Sansha Electric Manufacturing Co., Ltd...............   159,700     746,114
    Sanshin Electronics Co., Ltd.........................   397,700   3,506,653
    Sanyo Chemical Industries, Ltd.......................   834,000   7,242,004
    Sanyo Denki Co., Ltd.................................   262,000   1,235,485
    Sanyo Engineering & Construction, Inc................   152,100     922,194
    Sanyo Housing Nagoya Co., Ltd........................    10,700      98,634
    Sanyo Industries, Ltd................................   655,000   1,107,039
#   Sanyo Shokai, Ltd.................................... 2,285,628   4,231,496
    Sanyo Special Steel Co., Ltd......................... 2,864,000  15,286,575
    Sata Construction Co., Ltd...........................    25,100      97,858
    Sato Shoji Corp......................................   176,100   1,124,890
#   Satori Electric Co., Ltd.............................    96,660     637,561
    Sawada Holdings Co., Ltd.............................    25,900     249,971
#   Saxa Holdings, Inc................................... 1,688,000   3,240,219
    SBS Holdings, Inc....................................    39,700     274,186
    Scroll Corp..........................................   525,300   1,935,922
    Seibu Electric Industry Co., Ltd.....................   273,000   1,153,888
    Seika Corp...........................................   500,000   1,225,492
    Seiko Holdings Corp.................................. 1,495,000   4,898,027
    Seino Holdings Co., Ltd..............................   857,419   8,731,852
    Sekisui Jushi Corp...................................   524,800   8,558,095
    Sekisui Plastics Co., Ltd............................ 1,462,000   4,787,509
    Senko Co., Ltd.......................................   396,480   2,483,972
#   Senshu Electric Co., Ltd.............................    74,400   1,184,164
    Senshu Ikeda Holdings, Inc........................... 3,939,500  17,108,549
#   Senshukai Co., Ltd...................................   278,600   1,922,903
    Shibaura Electronics Co., Ltd........................    26,000     439,895
#   Shibaura Mechatronics Corp...........................   454,000     950,638
    Shibusawa Warehouse Co., Ltd. (The)..................   418,000   1,170,034
    Shibuya Corp.........................................       200       3,618
    Shidax Corp..........................................       300       1,396
#   Shiga Bank, Ltd. (The)............................... 2,365,000  11,259,131
#   Shikibo, Ltd......................................... 3,276,000   3,406,566

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Shikoku Bank, Ltd. (The)............................. 2,537,000 $ 5,524,449
    Shima Seiki Manufacturing, Ltd.......................   182,500   3,587,979
    Shimachu Co., Ltd.................................... 1,147,800  25,774,607
    Shimane Bank, Ltd. (The).............................    13,700     166,615
    Shimizu Bank, Ltd. (The).............................   193,700   5,238,771
    Shimojima Co., Ltd...................................     1,200      12,842
    Shin Nippon Air Technologies Co., Ltd................   308,320   3,275,318
    Shin-Etsu Polymer Co., Ltd...........................   648,400   4,131,122
    Shinagawa Refractories Co., Ltd...................... 1,367,000   2,435,279
    Shindengen Electric Manufacturing Co., Ltd...........   870,000   3,264,872
*   Shinkawa, Ltd........................................     1,100       5,555
    Shinko Electric Industries Co., Ltd.................. 1,680,100   9,195,534
    Shinko Shoji Co., Ltd................................   522,000   5,302,861
    Shinko Wire Co., Ltd.................................   526,000     667,506
    Shinmaywa Industries, Ltd............................ 2,421,000  16,048,672
    Shinnihon Corp.......................................   590,200   5,268,762
    Shinsho Corp.........................................   780,000   1,310,093
    Shizuoka Gas Co., Ltd................................   175,200   1,317,738
    Shobunsha Publications, Inc..........................    12,800      68,971
#   Shoei Foods Corp.....................................   156,000   2,029,042
    Showa Corp...........................................   870,200   5,033,097
#   Showa Denko KK....................................... 1,638,700  16,701,721
    Sinanen Holdings Co., Ltd............................   973,000   3,917,507
    Sinfonia Technology Co., Ltd.........................   192,000     339,864
    Sintokogio, Ltd......................................   753,862   5,936,856
    SK-Electronics Co., Ltd..............................     1,900      19,802
    SKY Perfect JSAT Holdings, Inc.......................   200,900     885,424
    SMK Corp.............................................     9,000      30,149
    SNT Corp.............................................   596,300   3,104,817
    Soda Nikka Co., Ltd..................................   319,000   1,500,599
    Sodick Co., Ltd......................................   455,200   3,561,356
    Soft99 Corp..........................................    46,200     316,319
    SPK Corp.............................................     8,218     168,763
    Starzen Co., Ltd.....................................    18,200     728,543
    Stella Chemifa Corp..................................    69,800   2,508,089
#   Subaru Enterprise Co., Ltd...........................   234,000     887,180
    Sugimoto & Co., Ltd..................................    79,600     916,912
    Suminoe Textile Co., Ltd............................. 1,610,000   2,934,728
    Sumitomo Bakelite Co., Ltd........................... 3,607,000  17,309,863
    Sumitomo Densetsu Co., Ltd...........................   123,300   1,385,787
    Sumitomo Precision Products Co., Ltd.................   851,000   2,716,357
#   Sumitomo Riko Co., Ltd...............................   732,100   6,544,949
    Sumitomo Seika Chemicals Co., Ltd....................   184,000   1,107,750
    Sumitomo Warehouse Co., Ltd. (The)................... 2,404,000  12,621,150
    Sun-Wa Technos Corp..................................   127,900     879,076
    Suncall Corp.........................................     9,000      40,823
#*  SWCC Showa Holdings Co., Ltd......................... 7,437,000   4,628,409
    T RAD Co., Ltd....................................... 1,156,000   2,216,774
    T&K Toka Co., Ltd....................................   108,700     974,508
    Tachi-S Co., Ltd.....................................   134,700   2,315,178
#   Tachibana Eletech Co., Ltd...........................   350,720   3,920,480
#   Tachikawa Corp.......................................   195,500   1,385,649
    Tadano, Ltd..........................................    35,800     345,414

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Taihei Dengyo Kaisha, Ltd............................   499,000 $ 5,105,555
    Taiheiyo Kouhatsu, Inc............................... 1,939,000   1,356,788
    Taiho Kogyo Co., Ltd.................................   499,200   5,349,845
    Taiyo Yuden Co., Ltd................................. 1,201,600  10,688,351
#   Takagi Securities Co., Ltd...........................   247,000     322,077
    Takano Co., Ltd......................................   240,200   1,530,102
    Takaoka Toko Co., Ltd................................    58,044   1,014,308
    Takara Standard Co., Ltd.............................   881,105   8,469,732
    Takasago International Corp..........................    72,400   1,753,034
    Takasago Thermal Engineering Co., Ltd................   127,200   1,672,119
    Takashima & Co., Ltd.................................    59,000      97,514
#*  Takata Corp..........................................   435,300   1,746,451
    Take And Give Needs Co., Ltd.........................   242,090     945,577
    Takeei Corp..........................................    10,000      85,426
#   Takigami Steel Construction Co., Ltd. (The)..........   183,000     863,738
    Takihyo Co., Ltd.....................................    24,000     104,137
    Takiron Co., Ltd..................................... 1,196,000   5,829,504
#   Takisawa Machine Tool Co., Ltd.......................   276,000     353,264
#   Tamron Co., Ltd......................................    91,900   1,334,276
    Tamura Corp.......................................... 1,644,948   5,027,176
    Tatsuta Electric Wire and Cable Co., Ltd.............   300,700     975,104
#   Tayca Corp...........................................   922,000   4,698,369
    TBK Co., Ltd.........................................   622,200   2,289,677
    TECHNO ASSOCIE Co., Ltd..............................   166,200   1,618,707
#   Techno Ryowa, Ltd....................................   225,570   1,345,457
#   Teikoku Tsushin Kogyo Co., Ltd.......................   553,000     802,802
*   Ten Allied Co., Ltd..................................     7,400      26,861
    Tenma Corp...........................................   448,300   8,022,257
    Teraoka Seisakusho Co., Ltd..........................    91,000     297,820
    Tigers Polymer Corp..................................   301,300   1,602,759
    TIS, Inc.............................................   132,000   3,408,103
    Toa Corp............................................. 5,333,000   9,208,874
#   Toa Oil Co., Ltd..................................... 1,309,000   1,516,165
    TOA ROAD Corp........................................ 1,280,000   3,470,278
    Toabo Corp...........................................   113,800     541,144
    Toagosei Co., Ltd.................................... 1,283,900  12,861,059
    Tobu Store Co., Ltd..................................    14,000      40,582
    Tochigi Bank, Ltd. (The)............................. 2,849,000  11,690,445
    Toda Corp............................................ 1,795,000   8,997,382
#   Toda Kogyo Corp......................................   895,000   2,516,265
    Toei Co., Ltd........................................   487,000   4,394,006
    Toenec Corp.......................................... 1,120,000   6,519,521
    Toho Bank, Ltd. (The)................................ 5,138,000  19,261,259
#   Toho Zinc Co., Ltd................................... 2,548,000   8,585,451
#   Tohoku Bank, Ltd. (The).............................. 1,595,000   2,280,410
    Tohokushinsha Film Corp..............................    21,200     117,492
    Tohto Suisan Co., Ltd................................   780,000   1,211,299
    Tokai Carbon Co., Ltd................................ 5,202,000  13,404,469
#   Tokai Lease Co., Ltd.................................   610,000   1,156,896
    Tokai Rika Co., Ltd..................................   386,600   7,337,733
    Tokushu Tokai Paper Co., Ltd......................... 1,894,220   6,748,422
#*  Tokuyama Corp........................................ 7,956,000  24,540,559
#   Tokyo Electron Device, Ltd...........................   151,400   2,222,684

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
JAPAN -- (Continued)
    Tokyo Energy & Systems, Inc.........................    686,000 $ 7,809,223
    Tokyo Keiki, Inc....................................    715,000   1,171,636
    Tokyo Ohka Kogyo Co., Ltd...........................     50,000   1,481,627
    Tokyo Sangyo Co., Ltd...............................    540,400   1,891,883
    Tokyo Steel Manufacturing Co., Ltd..................    453,100   3,200,251
    Tokyo Tekko Co., Ltd................................  1,224,000   4,506,431
#   Tokyo TY Financial Group, Inc.......................    419,057  10,953,326
#   Tokyu Recreation Co., Ltd...........................    237,328   1,753,683
    Toli Corp...........................................  1,121,000   3,591,799
    Tomato Bank, Ltd....................................  1,361,000   2,043,163
    Tomoe Corp..........................................    856,700   2,908,213
#   Tomoe Engineering Co., Ltd..........................     63,400     964,682
#   Tomoku Co., Ltd.....................................  1,466,000   4,365,355
    TOMONY Holdings, Inc................................  3,442,000  12,901,492
    Tonami Holdings Co., Ltd............................  1,579,000   4,221,356
    Toppan Forms Co., Ltd...............................    673,000   7,426,569
    Topre Corp..........................................    170,700   3,896,477
    Topy Industries, Ltd................................  5,331,000  11,822,015
    Torii Pharmaceutical Co., Ltd.......................    103,900   2,296,033
    Toshiba Machine Co., Ltd............................    682,000   2,292,776
*   Toshiba TEC Corp....................................    869,000   3,004,178
#   Tosho Printing Co., Ltd.............................    355,000   1,720,429
    Tottori Bank, Ltd. (The)............................  1,128,000   1,886,371
    Towa Bank, Ltd. (The)...............................  5,495,000   4,846,744
#   Towa Corp...........................................    375,200   4,093,910
    Toyo Denki Seizo K.K................................    269,000     795,710
    Toyo Ink SC Holdings Co., Ltd.......................  3,270,000  14,151,570
#   Toyo Kanetsu K.K....................................    961,000   1,969,831
    Toyo Kohan Co., Ltd.................................  2,040,200   5,002,660
    Toyo Machinery & Metal Co., Ltd.....................    183,000     623,638
    Toyo Securities Co., Ltd............................  1,382,000   2,577,164
    Toyo Tanso Co., Ltd.................................    217,500   3,229,304
    Toyo Tire & Rubber Co., Ltd.........................     52,000     520,734
    Toyo Wharf & Warehouse Co., Ltd.....................  1,124,000   1,596,593
    Toyobo Co., Ltd.....................................  1,153,000   2,176,848
    Trusco Nakayama Corp................................    112,339   5,621,999
    TS Tech Co., Ltd....................................        300       6,831
    TSI Holdings Co., Ltd...............................    909,520   5,248,812
    Tsubakimoto Kogyo Co., Ltd..........................     71,000     187,950
*   Tsudakoma Corp......................................    720,000     847,726
#   Tsukishima Kikai Co., Ltd...........................    349,100   3,632,472
    Tsukuba Bank, Ltd...................................  1,569,767   4,873,889
    Tsurumi Manufacturing Co., Ltd......................    268,000   3,992,569
    Tsutsumi Jewelry Co., Ltd...........................    215,100   4,206,353
    TTK Co., Ltd........................................    132,000     611,097
    TV Asahi Holdings Corp..............................     70,800   1,161,578
    Tv Tokyo Holdings Corp..............................    157,100   3,341,830
    TYK Corp............................................    599,600     946,321
#   U-Shin, Ltd.........................................    629,400   3,976,612
#   UACJ Corp...........................................  3,400,000   8,362,196
    Ube Industries, Ltd................................. 13,510,200  23,554,243
    Uchida Yoko Co., Ltd................................  1,421,000   6,410,858
    Uchiyama Holdings Co., Ltd..........................      2,200       9,201

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                        SHARES      VALUE++
                                                       --------- --------------
JAPAN -- (Continued)
    Ueki Corp.........................................   187,000 $      392,305
    UKC Holdings Corp.................................   272,500      4,286,960
    Ulvac, Inc........................................    74,800      2,317,524
#*  Uniden Holdings Corp..............................   456,000        548,391
    Unipres Corp......................................   483,000      7,867,804
#*  Universal Entertainment Corp......................   142,800      3,679,704
    UNY Group Holdings Co., Ltd....................... 3,501,100     28,344,077
    Ushio, Inc........................................    76,600        946,053
    Utoc Corp.........................................    68,200        208,732
#   Vital KSK Holdings, Inc...........................   208,215      1,962,867
    Wacoal Holdings Corp..............................   631,000      6,897,212
    Wakachiku Construction Co., Ltd...................    20,000         31,779
    Wakita & Co., Ltd.................................   779,000      5,247,989
#   Warabeya Nichiyo Co., Ltd.........................   168,500      3,547,968
    Wood One Co., Ltd.................................   437,000      1,020,403
    Xebio Holdings Co., Ltd...........................   359,200      5,174,473
    Y A C Co., Ltd....................................    32,400        436,375
    Yachiyo Industry Co., Ltd.........................    66,900        589,172
#   Yaizu Suisankagaku Industry Co., Ltd..............    52,600        516,131
    YAMABIKO Corp.....................................   318,696      2,514,600
#   Yamagata Bank, Ltd. (The)......................... 2,331,000      9,917,480
    Yamaichi Electronics Co., Ltd.....................    64,100        480,749
    Yamanashi Chuo Bank, Ltd. (The)................... 3,399,000     14,126,973
#   Yamatane Corp..................................... 2,145,000      2,882,972
    Yamato Corp.......................................   336,500      1,825,467
    Yamaya Corp.......................................    39,300        614,501
    Yamazawa Co., Ltd.................................     3,500         57,643
    Yashima Denki Co., Ltd............................    38,900        219,848
    Yasuda Logistics Corp.............................   183,900      1,095,698
    Yellow Hat, Ltd...................................   161,600      3,702,657
    Yodogawa Steel Works, Ltd.........................   499,600     12,994,893
    Yokogawa Bridge Holdings Corp.....................   863,500      9,749,864
#   Yokohama Reito Co., Ltd........................... 1,243,900     12,845,390
    Yokowo Co., Ltd...................................   142,200        833,419
    Yondenko Corp.....................................   400,250      1,528,161
#   Yonex Co., Ltd....................................    39,200      2,472,135
    Yorozu Corp.......................................   290,500      4,525,089
    Yotai Refractories Co., Ltd.......................     9,000         24,893
    Yuasa Funashoku Co., Ltd..........................   620,000      1,751,256
    Yuken Kogyo Co., Ltd..............................   361,000        619,425
    Yurtec Corp....................................... 1,139,000      6,719,379
    Yusen Logistics Co., Ltd..........................   364,200      4,007,563
    Yushiro Chemical Industry Co., Ltd................   120,300      1,666,797
    Yutaka Giken Co., Ltd.............................     2,700         54,312
    Zenitaka Corp. (The)..............................   214,000        804,660
    Zeon Corp.........................................    48,000        396,101
                                                                 --------------
TOTAL JAPAN...........................................            3,338,333,466
                                                                 --------------
NETHERLANDS -- (2.0%)
#   APERAM SA......................................... 1,587,224     66,455,202
    ASM International NV..............................   642,754     25,052,035
    BE Semiconductor Industries NV....................   312,372      9,275,968
#   BinckBank NV...................................... 1,211,380      6,763,207

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
NETHERLANDS -- (Continued)
    Boskalis Westminster...............................    519,083 $ 19,077,914
    Corbion NV.........................................    211,336    5,085,053
    Delta Lloyd NV.....................................  5,327,389   19,009,495
#*  Fugro NV...........................................    867,266   15,410,037
#*  Heijmans NV........................................    381,358    3,547,538
    KAS Bank NV........................................    368,486    3,942,753
#   Koninklijke BAM Groep NV...........................  6,104,600   23,972,349
#*  Ordina NV..........................................  1,596,457    2,855,931
#   SBM Offshore NV....................................  4,608,575   61,796,152
#*  SNS Reaal NV.......................................  4,344,025           --
    Telegraaf Media Groep NV...........................     90,937      371,194
*   TomTom NV..........................................    943,863    8,060,384
    Van Lanschot NV....................................     22,613      379,460
    Wessanen...........................................    172,351    2,101,685
                                                                   ------------
TOTAL NETHERLANDS......................................             273,156,357
                                                                   ------------
NEW ZEALAND -- (0.6%)
    Air New Zealand, Ltd............................... 11,969,358   19,065,725
    Arvida Group, Ltd..................................     13,691       11,655
    Chorus, Ltd........................................  4,089,015   13,238,029
    Colonial Motor Co., Ltd. (The).....................    237,146    1,114,182
    EBOS Group, Ltd....................................    402,214    4,798,261
#   Heartland Bank, Ltd................................  1,789,977    1,717,559
    Hellaby Holdings, Ltd..............................     30,320       58,784
    Kathmandu Holdings, Ltd............................     77,303      100,702
    Metlifecare, Ltd...................................     93,540      381,150
    Millennium & Copthorne Hotels New Zealand, Ltd.....    838,561    1,124,467
*   New Zealand Oil & Gas, Ltd.........................  1,808,349      602,565
    New Zealand Refining Co., Ltd. (The)...............    947,487    1,674,929
    Nuplex Industries, Ltd.............................  3,899,552   14,964,773
*   NZME, Ltd..........................................  1,269,900      767,223
    PGG Wrightson, Ltd.................................  2,186,532      704,111
*   Richina Pacific, Ltd...............................    832,183           --
*   Rubicon, Ltd.......................................  3,391,972      587,889
    Sanford, Ltd.......................................  1,020,617    4,137,037
    Scales Corp., Ltd..................................     11,502       25,929
#   Skellerup Holdings, Ltd............................    338,098      312,375
#   SKY Network Television, Ltd........................  1,544,675    5,460,810
#   Steel & Tube Holdings, Ltd.........................    460,893      699,032
    Summerset Group Holdings, Ltd......................     73,954      253,244
    Tenon, Ltd.........................................     72,719      134,349
    Tourism Holdings, Ltd..............................  1,013,025    2,152,166
    Tower, Ltd.........................................  2,485,673    2,391,801
    Trade Me Group, Ltd................................     66,670      246,916
    Warehouse Group, Ltd. (The)........................     19,254       38,964
                                                                   ------------
TOTAL NEW ZEALAND......................................              76,764,627
                                                                   ------------
NORWAY -- (0.6%)
#*  Akastor ASA........................................    414,528      411,581
#*  Aker Solutions ASA.................................    375,778    1,587,049
    American Shipping Co. ASA..........................     41,347      121,737
    Austevoll Seafood ASA..............................  1,070,575    9,440,199

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
NORWAY -- (Continued)
    Bonheur ASA........................................     493,363 $ 2,752,439
#   BW LPG, Ltd........................................     821,372   2,928,856
#   BW Offshore, Ltd...................................  96,666,651   2,886,279
*   Deep Sea Supply P.L.C..............................     387,639      81,083
*   DOF ASA............................................     275,969      38,097
*   Farstad Shipping ASA...............................     158,983     179,204
#*  Fred Olsen Energy ASA..............................     559,485   1,110,934
#   Frontline, Ltd.....................................      65,170     513,600
    Grieg Seafood ASA..................................      26,299     174,929
*   Kongsberg Automotive ASA...........................  10,042,508   6,985,606
#   Kvaerner ASA.......................................   2,857,548   2,695,540
#*  Norske Skogindustrier ASA..........................   6,390,310   2,741,911
#   Ocean Yield ASA....................................      85,615     704,400
*   Odfjell SE Class A.................................     228,517     739,587
#*  Petroleum Geo-Services ASA.........................   5,967,666  11,994,938
#   Prosafe SE.........................................   1,523,651     127,666
#*  REC Silicon ASA....................................  25,812,864   4,936,790
#*  Seadrill, Ltd......................................     781,045   2,364,788
*   Sevan Marine ASA...................................     450,355   1,147,015
*   Solstad Offshore ASA...............................     309,365     650,948
#*  Songa Offshore.....................................   4,499,661     113,210
    SpareBank 1 SMN....................................     767,414   4,292,077
    SpareBank 1 SR-Bank ASA............................     537,850   2,500,334
    Stolt-Nielsen, Ltd.................................     378,246   4,758,546
*   Storebrand ASA.....................................     650,888   2,473,153
    TGS Nopec Geophysical Co. ASA......................     155,296   2,602,149
*   Treasure ASA.......................................      63,861     124,132
    Wilh Wilhelmsen ASA................................     138,578     328,284
    Wilh Wilhelmsen Holding ASA Class A................     252,237   4,775,149
                                                                    -----------
TOTAL NORWAY...........................................              79,282,210
                                                                    -----------
PORTUGAL -- (0.3%)
#*  Banco BPI SA.......................................  10,365,883  12,935,364
#*  Banco Comercial Portugues SA Class R............... 253,368,132   5,725,933
#   Corticeira Amorim SGPS SA..........................   1,933,662  15,560,370
    Mota-Engil SGPS SA.................................      71,726     137,485
    Navigator Co SA (The)..............................     270,979     859,680
*   Papelaria Fernandes-Industria e Comercia SA........       2,000          --
#   Sonae Capital SGPS SA..............................     231,190     152,649
*   Sonae Industria SGPS SA............................  84,831,722     463,492
    Sonae SGPS SA......................................     835,851     650,713
    Teixeira Duarte SA.................................     124,752      29,776
                                                                    -----------
TOTAL PORTUGAL.........................................              36,515,462
                                                                    -----------
SINGAPORE -- (1.2%)
*   Abterra, Ltd.......................................      52,000      13,702
    Accordia Golf Trust................................   1,793,100     896,676
    ASL Marine Holdings, Ltd...........................   1,066,000     188,111
#*  Ausgroup, Ltd......................................   6,391,800     225,641
    Baker Technology, Ltd..............................      33,580      15,933
*   Banyan Tree Holdings, Ltd..........................      59,000      18,863
    Bonvests Holdings, Ltd.............................   1,303,080   1,165,538

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
SINGAPORE -- (Continued)
*   Broadway Industrial Group, Ltd......................  3,895,267 $   296,911
    China Aviation Oil Singapore Corp., Ltd.............     91,300      99,684
    China Everbright Water, Ltd.........................    550,900     247,169
#   Chip Eng Seng Corp., Ltd............................  9,667,198   4,529,133
    Chuan Hup Holdings, Ltd.............................  7,213,600   1,427,751
#*  COSCO Corp. Singapore, Ltd..........................  6,382,800   1,390,352
*   Creative Technology, Ltd............................    738,650     549,572
*   DMX Technologies Group, Ltd.........................  3,585,000     207,033
    EnGro Corp., Ltd....................................     85,000      53,394
*   Excel Machine Tools, Ltd............................    473,000          --
#*  Ezion Holdings, Ltd................................. 27,943,350   6,341,475
#*  Ezra Holdings, Ltd.................................. 78,201,909   2,977,645
    Falcon Energy Group, Ltd............................    365,100      48,317
    Far East Orchard, Ltd...............................  5,185,742   5,949,122
*   First Ship Lease Trust..............................    651,800      86,828
    First Sponsor Group, Ltd............................    896,487     830,397
    Frasers Centrepoint, Ltd............................    273,900     309,978
    Fu Yu Corp., Ltd....................................  2,592,900     362,178
    GK Goh Holdings, Ltd................................  2,289,574   1,426,058
*   Global Premium Hotels, Ltd..........................     37,000       7,994
*   GMG Global, Ltd.....................................     90,300      37,821
    Golden Agri-Resources, Ltd.......................... 12,059,500   3,248,590
    GP Batteries International, Ltd.....................    311,400     179,223
    GP Industries, Ltd..................................  2,112,708     971,466
    GuocoLand, Ltd......................................    156,100     217,889
*   Hanwell Holdings, Ltd...............................  6,432,943   1,074,758
    Haw Par Corp., Ltd..................................     27,200     186,001
    Hi-P International, Ltd.............................    500,900     137,383
    Hiap Hoe, Ltd.......................................     43,100      21,741
#   Ho Bee Land, Ltd....................................  6,700,300  11,065,695
    Hong Fok Corp., Ltd.................................  7,811,660   4,123,912
*   Hong Fok Land, Ltd..................................  4,248,000          --
    Hong Leong Asia, Ltd................................  1,085,200     610,680
#   Hotel Grand Central, Ltd............................  2,821,619   2,776,244
#   Hour Glass, Ltd. (The)..............................  1,018,060     607,363
    Hwa Hong Corp., Ltd.................................    827,100     188,023
#   Hyflux, Ltd.........................................  3,310,900   1,435,417
#   Indofood Agri Resources, Ltd........................  9,778,600   3,374,051
*   InnoTek, Ltd........................................  3,665,000     412,387
    IPC Corp., Ltd......................................  1,208,890     535,959
    Isetan Singapore, Ltd...............................    166,500     460,741
*   Jurong Technologies Industrial Corp., Ltd...........  3,391,000          --
#   k1 Ventures, Ltd....................................  2,584,700   1,691,410
    Koh Brothers Group, Ltd.............................  1,464,000     301,230
*   KrisEnergy, Ltd.....................................    617,200      59,640
    Lian Beng Group, Ltd................................  4,237,000   1,505,344
    Low Keng Huat Singapore, Ltd........................    252,600     102,860
    Lum Chang Holdings, Ltd.............................  1,565,200     419,622
*   Marco Polo Marine, Ltd..............................    129,000      13,507
    Metro Holdings, Ltd................................. 10,153,160   7,816,441
    Mewah International, Inc............................     56,000      10,049
#   Midas Holdings, Ltd................................. 30,390,800   5,564,053
#*  Nam Cheong, Ltd.....................................  9,703,300     487,930

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
SINGAPORE -- (Continued)
#*  Noble Group, Ltd.................................. 59,841,000 $  7,286,346
    NSL, Ltd..........................................    583,600      623,862
*   Otto Marine, Ltd..................................    218,144       49,727
#   OUE, Ltd..........................................  1,326,200    1,485,099
    Pacc Offshore Services Holdings, Ltd..............    455,100      121,097
#   Pacific Radiance, Ltd.............................  2,045,200      322,868
    Penguin International, Ltd........................     39,466        8,880
    QAF, Ltd..........................................  3,704,679    3,101,344
#   Raffles Education Corp., Ltd...................... 13,998,400    2,068,259
    Religare Health Trust.............................    315,400      237,836
#   Rickmers Maritime.................................    654,866       38,659
    Rotary Engineering, Ltd...........................     34,100       10,190
    San Teh, Ltd......................................    285,800       52,113
    SHS Holdings, Ltd.................................    378,500       54,148
    Sim Lian Group, Ltd...............................  1,367,500      965,627
    Sinarmas Land, Ltd................................    112,700       38,271
    Sing Holdings, Ltd................................    294,900       66,115
    Sing Investments & Finance, Ltd...................    144,600      122,187
    Singapore Reinsurance Corp., Ltd..................  2,999,110      692,898
    Singapura Finance, Ltd............................    210,000      137,798
#   Sino Grandness Food Industry Group, Ltd...........  8,363,200    3,660,258
#   Stamford Land Corp., Ltd..........................  3,695,500    1,321,127
    Sunningdale Tech, Ltd.............................  2,304,380    1,842,937
*   SunVic Chemical Holdings, Ltd.....................  5,258,800      430,126
#*  Swiber Holdings, Ltd.............................. 11,008,950      895,037
    Tat Hong Holdings, Ltd............................  3,657,400    1,496,948
    Tiong Woon Corp. Holding, Ltd.....................  3,822,750      705,323
#   Tuan Sing Holdings, Ltd........................... 17,921,752    3,886,241
#   UMS Holdings, Ltd.................................  3,385,550    1,502,268
#   United Engineers, Ltd.............................  9,850,332   16,898,841
#   United Industrial Corp., Ltd......................  4,093,321    8,346,198
    UOB-Kay Hian Holdings, Ltd........................     19,100       18,732
    UOL Group, Ltd....................................    373,800    1,612,772
    UPP Holdings, Ltd.................................     72,700       10,485
#*  Vard Holdings, Ltd................................ 13,237,700    1,519,497
    Vibrant Group, Ltd................................    611,800      183,644
    Wee Hur Holdings, Ltd.............................     94,000       17,555
#   Wheelock Properties Singapore, Ltd................  2,211,600    2,415,533
#   Wing Tai Holdings, Ltd............................ 10,824,054   14,064,852
    Yeo Hiap Seng, Ltd................................    850,357      869,226
*   Yongnam Holdings, Ltd.............................    539,925       83,225
*   Yuuzoo Corp., Ltd.................................  2,440,700      267,401
                                                                  ------------
TOTAL SINGAPORE.......................................             158,834,435
                                                                  ------------
SPAIN -- (2.3%)
    Acciona SA........................................    641,361   47,340,043
#   Acerinox SA.......................................  3,439,236   45,988,280
#   Adveo Group International SA......................     81,617      298,061
    Almirall SA.......................................     99,828    1,603,329
    Applus Services SA................................    289,064    3,072,961
    Azkoyen SA........................................      3,246       17,424
    Banco Popular Espanol SA..........................  2,702,658    3,785,511
    Bankinter SA......................................  2,805,147   19,566,811

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
SPAIN -- (Continued)
*   Baron de Ley........................................    21,391 $  2,467,281
#*  Caja de Ahorros del Mediterraneo....................   298,813           --
#*  Cementos Portland Valderrivas SA....................   198,571    1,331,511
    Construcciones y Auxiliar de Ferrocarriles SA.......    21,226    7,734,442
*   Deoleo SA...........................................    59,030       13,205
    Duro Felguera SA....................................    56,120       82,163
    Ebro Foods SA....................................... 1,321,854   30,148,706
*   eDreams ODIGEO SA...................................     9,194       22,902
    Elecnor SA..........................................    25,166      219,327
    Ence Energia y Celulosa SA.......................... 3,833,251    9,683,521
#*  Ercros SA........................................... 1,624,494    3,086,763
*   Espanola del Zinc SA................................    53,703           --
    Fluidra SA..........................................   252,039    1,091,636
    Gamesa Corp. Tecnologica SA......................... 2,727,843   57,880,665
#   Grupo Catalana Occidente SA.........................   332,229    9,333,808
    Iberpapel Gestion SA................................   104,496    2,274,443
*   Indra Sistemas SA...................................   601,671    7,295,016
*   Liberbank SA........................................   700,525      535,394
    Melia Hotels International SA.......................   967,160   11,474,787
    Miquel y Costas & Miquel SA.........................    36,906    1,591,171
*   NH Hotel Group SA................................... 3,339,339   15,199,698
    Nmas1 Dinamia SA....................................    43,678      384,368
#   Obrascon Huarte Lain SA............................. 3,149,033   11,717,403
    Papeles y Cartones de Europa SA..................... 1,074,333    6,251,397
*   Pescanova SA........................................   338,483           --
*   Quabit Inmobiliaria SA..............................    33,780       68,024
*   Realia Business SA..................................    84,487       92,251
#   Sacyr SA............................................ 6,212,311   10,938,668
#*  Solaria Energia y Medio Ambiente SA.................   410,615      302,510
    Tecnocom Telecomunicaciones y Energia SA............     4,724       14,255
#   Tubacex SA.......................................... 1,214,483    3,197,348
    Tubos Reunidos SA...................................   177,490      124,083
*   Vocento SA..........................................    53,709       76,670
                                                                   ------------
TOTAL SPAIN.............................................            316,305,836
                                                                   ------------
SWEDEN -- (3.3%)
    Acando AB........................................... 1,293,450    2,829,679
    AddNode Group AB....................................    37,990      271,028
    AF AB Class B.......................................   389,163    7,074,565
*   Arise AB............................................    42,853       78,605
    B&B Tools AB Class B................................   375,620    7,241,994
#   Beijer Alma AB......................................     1,244       27,769
#   Beijer Ref AB Class B...............................   173,211    4,280,935
    Bilia AB Class A....................................   709,369   18,189,547
    BillerudKorsnas AB.................................. 2,518,920   43,782,955
    Biotage AB..........................................   819,890    3,342,858
    Bjorn Borg AB.......................................   140,512      577,940
#   Bulten AB...........................................   299,109    2,952,982
    Bure Equity AB...................................... 1,175,694   12,057,957
    Catena AB...........................................    89,222    1,352,839
    Cloetta AB Class B.................................. 4,303,727   15,691,400
    Com Hem Holding AB..................................   545,154    4,655,599
    Concentric AB.......................................   363,897    4,445,009

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
SWEDEN -- (Continued)
    Concordia Maritime AB Class B.......................   478,650 $    895,040
*   Doro AB.............................................   245,149    1,576,012
    Duni AB.............................................   259,761    3,611,031
#   East Capital Explorer AB............................    55,764      420,035
    Elanders AB Class B.................................     9,658      110,052
    Eltel AB............................................    80,739      851,343
#*  Eniro AB............................................ 7,408,815      493,950
    Granges AB..........................................   514,048    5,226,307
    Gunnebo AB..........................................   693,737    3,279,504
#   Haldex AB........................................... 1,162,884   14,300,163
    Holmen AB Class B................................... 1,342,542   45,460,517
    Inwido AB...........................................   340,840    4,281,045
    KappAhl AB.......................................... 1,059,408    5,195,911
    KNOW IT AB..........................................   259,992    2,302,799
    Lagercrantz Group AB Class B........................   540,487    5,116,895
    Lindab International AB............................. 1,365,082   12,737,500
    Loomis AB Class B...................................   143,688    4,145,178
    Meda AB Class A..................................... 1,031,468   19,238,242
*   Medivir AB Class B..................................   269,395    1,803,325
    Mekonomen AB........................................     3,302       76,400
    Modern Times Group MTG AB Class B...................   118,746    3,095,588
#   MQ Holding AB.......................................   500,595    2,027,234
#   Mycronic AB......................................... 1,123,488   13,030,274
#*  Net Insight AB Class B.............................. 3,184,521    2,622,234
#   New Wave Group AB Class B........................... 1,171,849    6,408,815
    Nobia AB............................................   395,787    3,717,503
    Nolato AB Class B...................................   140,630    3,789,372
#   Nordnet AB Class B..................................   260,164      863,743
#   Opus Group AB....................................... 1,575,733    1,160,418
    Peab AB............................................. 3,713,686   29,847,196
    Proact IT Group AB..................................    18,292      273,650
#   Ratos AB Class B.................................... 2,485,680   12,563,563
#   Recipharm AB Class B................................   124,818    2,012,449
    Rezidor Hotel Group AB..............................   390,847    1,625,125
    Rottneros AB........................................   138,984      112,872
    Saab AB Class B..................................... 1,109,891   38,111,055
#*  SAS AB.............................................. 4,694,481    9,213,388
    Scandi Standard AB..................................     1,380       10,396
#   Semcon AB...........................................    69,488      393,254
    SkiStar AB..........................................    83,817    1,321,651
#*  SSAB AB Class A(B17H0S8)............................    23,556       74,074
#*  SSAB AB Class A(BPRBWK4)............................   887,118    2,788,623
*   SSAB AB Class B(B17H3F6)............................    95,788      237,060
#*  SSAB AB Class B(BPRBWM6)............................ 4,987,653   12,359,984
*   Swedish Orphan Biovitrum AB.........................   191,691    2,448,048
#   Systemair AB........................................    29,544      357,677
#   Transcom Worldwide AB...............................   117,962      762,260
    Trelleborg AB Class B............................... 1,603,170   29,221,486
                                                                   ------------
TOTAL SWEDEN............................................            440,423,902
                                                                   ------------
SWITZERLAND -- (4.4%)
*   AFG Arbonia-Forster Holding AG......................   664,051   10,477,013
    Allreal Holding AG..................................   192,538   28,444,499

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
SWITZERLAND -- (Continued)
#*  Alpiq Holding AG.....................................    22,502 $ 1,696,479
    ALSO Holding AG......................................    22,937   1,753,633
    Aryzta AG............................................   313,911  11,793,322
    Autoneum Holding AG..................................     6,764   1,904,109
    Baloise Holding AG...................................   499,895  56,266,292
    Bank Coop AG.........................................    24,348   1,052,686
    Banque Cantonale de Geneve...........................    13,814   4,109,004
    Banque Cantonale du Jura SA..........................     7,739     422,056
    Banque Cantonale Vaudoise............................    16,768  11,350,447
    Basler Kantonalbank..................................     7,646     533,077
    Bell AG..............................................     7,278   2,868,688
    Bellevue Group AG....................................    85,177   1,202,272
#   Berner Kantonalbank AG...............................    14,722   2,872,202
    Bobst Group SA.......................................   201,374  11,199,906
    Calida Holding AG....................................     1,344      42,280
    Carlo Gavazzi Holding AG.............................     7,374   1,793,621
    Cham Paper Holding AG................................    10,802   3,207,528
#*  Charles Voegele Holding AG...........................   170,683   1,079,255
#*  Cicor Technologies...................................    11,875     330,004
    Cie Financiere Tradition SA..........................    10,513     745,303
    Coltene Holding AG...................................    49,828   3,667,310
    Conzzeta AG..........................................    17,656  11,694,200
    Daetwyler Holding AG.................................   112,234  15,048,952
*   Dottikon Es Holding AG...............................        71      29,668
    EFG International AG.................................   853,712   4,068,069
    Emmi AG..............................................    35,913  23,141,527
    Energiedienst Holding AG.............................     3,690      88,900
    Flughafen Zuerich AG.................................   147,629  27,674,554
    Forbo Holding AG.....................................     7,104   9,086,280
    GAM Holding AG....................................... 2,037,182  22,369,185
    Georg Fischer AG.....................................    12,167   9,917,341
    Gurit Holding AG.....................................    10,492   7,141,593
    Helvetia Holding AG..................................   175,969  88,367,725
    HOCHDORF Holding AG..................................    10,173   1,997,522
    Huber & Suhner AG....................................    74,640   4,342,906
    Implenia AG..........................................   270,201  18,378,715
    Intershop Holding AG.................................     4,286   2,100,284
    Jungfraubahn Holding AG..............................    10,945   1,160,089
    Kardex AG............................................    36,838   3,699,148
    Komax Holding AG.....................................     9,883   2,203,065
    Kudelski SA..........................................   255,273   5,436,991
    Liechtensteinische Landesbank AG.....................    74,897   2,930,619
*   Luzerner Kantonalbank AG.............................     6,485   2,775,604
    MCH Group AG.........................................     8,071     561,264
    Metall Zug AG........................................       199     584,893
*   Meyer Burger Technology AG...........................   455,223   1,900,901
    Mikron Holding AG....................................    25,741     161,754
    Mobimo Holding AG....................................    57,853  13,929,014
    OC Oerlikon Corp. AG................................. 1,386,945  12,979,484
*   Orascom Development Holding AG.......................    87,809     651,177
#   Orell Fuessli Holding AG.............................       356      46,286
    Orior AG.............................................    40,262   2,864,496
    Phoenix Mecano AG....................................     1,693     854,051

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
SWITZERLAND -- (Continued)
    Plazza AG..........................................     14,700 $  3,546,044
    Rieter Holding AG..................................     10,336    2,177,910
    Romande Energie Holding SA.........................      3,900    4,168,411
*   Schmolz + Bickenbach AG............................  9,746,441    6,534,037
    Schweiter Technologies AG..........................      2,776    2,806,382
    SFS Group AG.......................................     39,830    3,039,422
    Siegfried Holding AG...............................     32,469    6,827,615
    St Galler Kantonalbank AG..........................     28,541   11,735,124
    Sulzer AG..........................................    273,036   27,721,956
    Swissquote Group Holding SA........................     33,334      826,340
    Tamedia AG.........................................      8,997    1,554,809
    Thurgauer Kantonalbank.............................      2,799      261,699
    Valiant Holding AG.................................    157,406   15,009,906
    Valora Holding AG..................................     67,823   19,595,285
    Vaudoise Assurances Holding SA.....................     22,673   11,802,397
    Vetropack Holding AG...............................      1,167    1,833,662
    Vontobel Holding AG................................    182,568    8,420,114
    VP Bank AG.........................................     14,905    1,482,364
    Walliser Kantonalbank..............................        390       30,875
*   Zehnder Group AG...................................     85,663    3,315,611
    Zug Estates Holding AG Class B.....................        467      800,895
    Zuger Kantonalbank AG..............................        104      528,667
                                                                   ------------
TOTAL SWITZERLAND......................................             591,016,768
                                                                   ------------
UNITED KINGDOM -- (13.3%)
    Aberdeen Asset Management P.L.C....................    823,287    3,467,595
    Acacia Mining P.L.C................................  2,932,721   21,694,360
    Acal P.L.C.........................................    567,537    1,781,896
#*  Afren P.L.C........................................  2,935,351           --
    Aggreko P.L.C......................................    194,720    3,315,226
*   Aldermore Group P.L.C..............................    143,678      263,593
    Alumasc Group P.L.C. (The).........................    555,998      901,439
    Amec Foster Wheeler P.L.C..........................  2,746,471   16,255,070
    Anglo American P.L.C...............................      3,563       39,023
    Anglo Pacific Group P.L.C..........................  1,019,926    1,250,339
    Anglo-Eastern Plantations P.L.C....................    226,954    1,231,109
    Ashtead Group P.L.C................................    497,053    7,867,008
    Avesco Group P.L.C.................................     45,862      127,137
    Barratt Developments P.L.C.........................  3,586,269   20,766,283
    BBA Aviation P.L.C.................................  5,496,362   17,305,813
    Beazley P.L.C...................................... 13,564,926   71,055,254
    Bellway P.L.C......................................  3,292,215   91,268,623
    Berendsen P.L.C....................................    440,921    7,446,467
    Berkeley Group Holdings P.L.C......................    145,716    5,168,658
    BGEO Group P.L.C...................................    270,700    9,798,072
    Bloomsbury Publishing P.L.C........................    102,410      225,509
    Bodycote P.L.C.....................................  5,163,130   39,945,681
    Bovis Homes Group P.L.C............................  4,312,381   46,702,522
    Braemar Shipping Services P.L.C....................     24,408      132,349
    Brammer P.L.C......................................     47,977       69,933
    British Polythene Industries P.L.C.................    297,749    3,881,081
*   Cairn Energy P.L.C.................................    931,100    2,205,337
    Cambian Group P.L.C................................     84,068       68,888

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
UNITED KINGDOM -- (Continued)
    Camellia P.L.C.....................................        495 $     58,880
    Cape P.L.C.........................................    337,421      830,247
    Carclo P.L.C.......................................    114,055      219,200
    Carillion P.L.C....................................  9,896,570   34,978,173
    Carr's Group P.L.C.................................    459,209      864,176
    Castings P.L.C.....................................    423,761    2,537,252
    Centamin P.L.C..................................... 24,888,458   54,728,184
    Centaur Media P.L.C................................    119,106       54,297
    Chemring Group P.L.C...............................  1,691,649    3,069,869
    Chesnara P.L.C.....................................    596,314    2,470,201
    Clarkson P.L.C.....................................     23,104      563,922
    Close Brothers Group P.L.C.........................  2,298,700   38,338,414
    Communisis P.L.C...................................  2,276,590    1,083,178
    Computacenter P.L.C................................  1,549,040   16,752,101
    Countrywide P.L.C..................................    783,194    2,572,163
    Cranswick P.L.C....................................     48,938    1,514,326
    Crest Nicholson Holdings P.L.C.....................    374,716    2,120,121
    Creston P.L.C......................................    165,649      212,665
    Daejan Holdings P.L.C..............................     66,986    4,985,585
    Dairy Crest Group P.L.C............................    693,856    5,538,506
    Debenhams P.L.C.................................... 13,056,885    9,689,540
*   Dialight P.L.C.....................................      3,475       26,350
    Dixons Carphone P.L.C..............................  4,677,117   21,627,183
#   Drax Group P.L.C...................................  3,947,206   17,853,493
    DS Smith P.L.C.....................................  7,190,613   37,292,548
    Elementis P.L.C....................................  2,685,055    7,852,560
#*  EnQuest P.L.C......................................  1,421,278      466,012
*   Enterprise Inns P.L.C.............................. 11,594,247   13,560,325
*   Evraz P.L.C........................................  4,055,819    9,187,883
    Fenner P.L.C.......................................  1,137,711    2,427,209
    Ferrexpo P.L.C.....................................  1,757,503    1,067,975
*   Findel P.L.C.......................................     15,243       33,044
*   Firstgroup P.L.C................................... 14,495,000   19,217,762
*   Flybe Group P.L.C..................................    221,542      111,570
    Fuller Smith & Turner P.L.C. Class A...............      2,607       33,823
*   Future P.L.C.......................................  1,526,957      180,983
    Galliford Try P.L.C................................  1,174,275   15,241,912
    Gem Diamonds, Ltd..................................  2,160,410    3,748,063
    Grafton Group P.L.C................................  2,939,684   21,713,409
    Greene King P.L.C..................................  6,911,962   74,268,412
    Gulf Marine Services P.L.C.........................     15,258        6,581
    GVC Holdings P.L.C.................................    734,895    6,135,327
    Halfords Group P.L.C...............................    359,190    1,672,125
    Harvey Nash Group P.L.C............................    643,358      539,487
*   Harworth Group P.L.C...............................    104,191      108,959
    Headlam Group P.L.C................................     48,080      299,735
    Helical P.L.C......................................  2,411,135    9,051,139
    Henry Boot P.L.C...................................  1,128,009    2,686,349
    Hiscox, Ltd........................................  7,415,654  103,924,679
*   Hochschild Mining P.L.C............................    543,934    1,932,674
    Home Retail Group P.L.C............................ 17,463,704   35,625,239
    Hunting P.L.C......................................  1,652,227    8,944,746
    Huntsworth P.L.C...................................  2,879,017    1,524,719

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
UNITED KINGDOM -- (Continued)
    Inchcape P.L.C......................................  7,123,389 $63,514,432
    Intermediate Capital Group P.L.C....................  2,389,420  18,102,002
*   International Ferro Metals, Ltd.....................  1,703,051       7,663
    International Personal Finance P.L.C................    367,514   1,304,283
    Interserve P.L.C....................................  1,236,380   4,826,200
*   IP Group P.L.C......................................    551,481   1,152,079
*   Jimmy Choo P.L.C....................................     45,486      63,442
    John Laing Group P.L.C..............................    129,243     384,537
    John Wood Group P.L.C...............................  7,185,591  62,864,813
*   Johnston Press P.L.C................................     61,022      11,089
    JRP Group P.L.C.....................................    122,068     171,188
#*  KAZ Minerals P.L.C..................................  1,705,656   3,546,444
    Keller Group P.L.C..................................  1,029,680  13,869,830
    Kier Group P.L.C....................................     46,240     656,522
    Laird P.L.C.........................................  3,766,923  14,612,815
*   Lamprell P.L.C......................................  1,576,603   1,457,104
    Lancashire Holdings, Ltd............................  3,935,297  31,321,188
    Lavendon Group P.L.C................................  2,005,024   3,106,111
    Lookers P.L.C.......................................    646,843     911,241
    Low & Bonar P.L.C...................................  3,382,202   2,727,969
    Man Group P.L.C..................................... 26,790,804  41,099,294
*   Management Consulting Group P.L.C...................  3,226,992     725,782
    Marshalls P.L.C.....................................  1,478,434   5,345,371
    Marston's P.L.C..................................... 14,483,951  27,226,744
    Mears Group P.L.C...................................    155,039     812,535
    Meggitt P.L.C.......................................  5,032,335  29,146,918
#   Melrose Industries P.L.C............................  2,937,859  26,606,041
    Millennium & Copthorne Hotels P.L.C.................  4,609,839  27,587,111
    Mitchells & Butlers P.L.C...........................  5,768,037  19,208,545
    Mitie Group P.L.C...................................     67,698     223,169
    MJ Gleeson P.L.C....................................    617,287   4,272,998
    Mondi P.L.C.........................................    118,507   2,398,250
    Morgan Sindall Group P.L.C..........................    119,438     913,821
*   Mothercare P.L.C....................................    200,293     363,326
    N Brown Group P.L.C.................................    307,010     706,593
    National Express Group P.L.C........................  6,449,792  28,810,455
*   New World Resources P.L.C. Class A..................     32,193         133
    Northgate P.L.C.....................................  2,951,908  14,915,140
    Novae Group P.L.C...................................    812,595   8,739,566
    Paragon Group of Cos. P.L.C. (The)..................  1,191,791   4,301,458
    Pendragon P.L.C.....................................  7,585,290   3,176,482
    Persimmon P.L.C.....................................  1,706,966  38,112,382
    Petra Diamonds, Ltd.................................    332,820     526,857
#*  Petropavlovsk P.L.C................................. 13,151,188   1,244,436
    Pets at Home Group P.L.C............................    323,613   1,042,679
    Phoenix Group Holdings..............................  3,279,144  34,783,218
    Poundland Group P.L.C...............................    101,150     303,694
*   Premier Foods P.L.C................................. 15,943,162  10,638,059
*   Premier Oil P.L.C...................................  6,396,229   5,417,597
*   Punch Taverns P.L.C.................................    411,871     476,704
    Redrow P.L.C........................................  5,747,389  25,699,040
*   Renold P.L.C........................................    986,742     540,910
    RPS Group P.L.C.....................................  1,827,908   4,560,866

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                       SHARES       VALUE++
                                                     ---------- ---------------
UNITED KINGDOM -- (Continued)
    S&U P.L.C.......................................      3,573 $       112,069
    Saga P.L.C......................................    268,986         722,829
    SDL P.L.C.......................................    252,971       1,448,969
    Senior P.L.C....................................    418,930       1,135,558
    Severfield P.L.C................................    291,904         210,433
    Shanks Group P.L.C..............................  6,639,661       9,249,696
    SIG P.L.C....................................... 16,105,132      22,469,336
    Soco International P.L.C........................  1,523,110       3,045,877
    Spectris P.L.C..................................     63,093       1,566,531
    Speedy Hire P.L.C...............................  3,487,941       1,590,778
    Spire Healthcare Group P.L.C....................    343,944       1,471,250
    Spirent Communications P.L.C....................  2,116,130       2,529,685
*   Sportech P.L.C..................................    171,230         150,498
    St. Ives P.L.C..................................  2,246,297       3,262,715
    St. Modwen Properties P.L.C.....................  4,067,402      15,176,245
    Stobart Group, Ltd..............................    136,977         309,853
    Stock Spirits Group P.L.C.......................    347,317         712,872
    Taylor Wimpey P.L.C............................. 17,121,425      35,035,429
*   Thomas Cook Group P.L.C......................... 10,443,588       8,980,520
    Travis Perkins P.L.C............................    799,605      16,499,104
    Treatt P.L.C....................................    110,295         262,751
    Trifast P.L.C...................................    882,633       1,566,664
    Trinity Mirror P.L.C............................  6,736,480       6,695,077
    TT Electronics P.L.C............................  2,620,278       4,661,824
    TUI AG..........................................  2,331,974      30,359,646
    Tullett Prebon P.L.C............................  2,264,490       9,977,724
    Tyman P.L.C.....................................     76,192         297,744
    U & I Group P.L.C...............................  2,298,023       4,607,250
*   Vectura Group P.L.C.............................    253,508         500,135
    Vedanta Resources P.L.C.........................    107,032         813,643
    Vesuvius P.L.C..................................  6,102,269      29,670,362
    Virgin Money Holdings UK P.L.C..................    601,138       2,096,557
    Vitec Group P.L.C. (The)........................      1,466          10,533
    Vp P.L.C........................................    301,204       2,826,339
    Weir Group P.L.C. (The).........................    552,394      10,703,022
*   William Ransom & Son Holding P.L.C..............     65,000              --
    Wireless Group P.L.C............................     20,627          83,873
*   Wizz Air Holdings P.L.C.........................      6,985         143,197
                                                                ---------------
TOTAL UNITED KINGDOM................................              1,801,271,254
                                                                ---------------
TOTAL COMMON STOCKS.................................             12,583,936,369
                                                                ---------------
PREFERRED STOCKS -- (0.0%)
GERMANY -- (0.0%)
    Biotest AG......................................      4,180          63,739
#   Draegerwerk AG & Co. KGaA.......................     78,591       5,205,351

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                       SHARES       VALUE++
                                                     ---------- ---------------
GERMANY -- (Continued)
      STO SE & Co. KGaA.............................      5,675 $       678,783
                                                                ---------------
TOTAL GERMANY.......................................                  5,947,873
                                                                ---------------
TOTAL PREFERRED STOCKS..............................                  5,947,873
                                                                ---------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRIA -- (0.0%)
*     Intercell AG Rights...........................     41,929              --
                                                                ---------------
HONG KONG -- (0.0%)
*     Cheuk Nang Holdings, Ltd. Warrants 04/24/17...     42,684           9,353
*     Imagi International Holdings, Ltd. Rights
        08/12/16....................................    782,400           2,521
                                                                ---------------
TOTAL HONG KONG.....................................                     11,874
                                                                ---------------
NORWAY -- (0.0%)
*     DOF ASA Rights................................  3,783,794              --
                                                                ---------------
SINGAPORE -- (0.0%)
*     Ezion Holdings, Ltd. Warrants 04/24/20........  4,312,261         209,067
                                                                ---------------
TOTAL RIGHTS/WARRANTS...............................                    220,941
                                                                ---------------
TOTAL INVESTMENT SECURITIES.........................             12,590,105,183
                                                                ---------------

                                                                    VALUE+
                                                                ---------------
SECURITIES LENDING COLLATERAL -- (6.9%)
(S)@  DFA Short Term Investment Fund................ 80,405,119     930,287,224
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $12,645,177,574)^^..........................            $13,520,392,407
                                                                ===============

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------------
                                  LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                               -------------- --------------- ------- ---------------
Common Stocks
   Australia.................. $    5,824,514 $ 1,016,419,422   --    $ 1,022,243,936
   Austria....................             --     120,512,916   --        120,512,916
   Belgium....................             --     167,340,630   --        167,340,630
   Canada.....................  1,163,805,620         705,786   --      1,164,511,406
   China......................             --       1,653,270   --          1,653,270
   Denmark....................             --     210,188,408   --        210,188,408
   Finland....................        119,382     348,343,701   --        348,463,083
   France.....................      4,067,907     582,552,864   --        586,620,771
   Germany....................             --     906,619,927   --        906,619,927
   Greece.....................             --           1,921   --              1,921
   Hong Kong..................      1,347,033     391,869,342   --        393,216,375
   Ireland....................             --      45,742,452   --         45,742,452
   Israel.....................             --      78,818,307   --         78,818,307
   Italy......................             --     426,098,650   --        426,098,650
   Japan......................             --   3,338,333,466   --      3,338,333,466
   Netherlands................             --     273,156,357   --        273,156,357
   New Zealand................        767,223      75,997,404   --         76,764,627
   Norway.....................        124,132      79,158,078   --         79,282,210
   Portugal...................             --      36,515,462   --         36,515,462
   Singapore..................             --     158,834,435   --        158,834,435
   Spain......................             --     316,305,836   --        316,305,836
   Sweden.....................             --     440,423,902   --        440,423,902
   Switzerland................             --     591,016,768   --        591,016,768
   United Kingdom.............             --   1,801,271,254   --      1,801,271,254
Preferred Stocks
   Germany....................             --       5,947,873   --          5,947,873
Rights/Warrants
   Austria....................             --              --   --                 --
   Hong Kong..................             --          11,874   --             11,874
   Norway.....................             --              --   --                 --
   Singapore..................             --         209,067   --            209,067
Securities Lending Collateral.             --     930,287,224   --        930,287,224
Futures Contracts**...........      4,452,036              --   --          4,452,036
                               -------------- ---------------   --    ---------------
TOTAL......................... $1,180,507,847 $12,344,336,596   --    $13,524,844,443
                               ============== ===============   ==    ===============

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                            SHARES    VALUE++
                                                           --------- ----------
COMMON STOCKS -- (92.7%)
AUSTRALIA -- (6.5%)
#   Acrux, Ltd............................................    41,436 $   23,130
    Adelaide Brighton, Ltd................................   138,518    622,514
*   AED Oil, Ltd..........................................    28,704         --
#   Ainsworth Game Technology, Ltd........................    52,972     84,047
*   Alkane Resources, Ltd.................................     6,922      1,245
    ALS, Ltd..............................................   194,821    756,372
    Altium, Ltd...........................................    28,177    157,121
#   Alumina, Ltd.......................................... 1,435,203  1,451,108
    Alumina, Ltd. Sponsored ADR...........................       900      3,600
    AMA Group, Ltd........................................    36,202     25,485
    Amcor, Ltd............................................    59,263    677,267
    AMP, Ltd..............................................   314,443  1,391,201
    Ansell, Ltd...........................................    32,584    480,104
    AP Eagers, Ltd........................................    17,278    159,081
*   APN News & Media, Ltd.................................    54,625    171,065
    ARB Corp., Ltd........................................    20,754    286,552
    Ardent Leisure Group..................................   120,545    194,547
    Aristocrat Leisure, Ltd...............................    70,496    855,604
#*  Arrium, Ltd........................................... 1,567,926     26,214
#   Asaleo Care, Ltd......................................    38,368     39,691
    Asciano, Ltd..........................................   331,380  2,304,263
*   ASG Group, Ltd........................................   116,867     86,647
    ASX, Ltd..............................................     5,138    194,321
    AUB Group, Ltd........................................    13,333    103,422
    Aurizon Holdings, Ltd.................................   174,244    689,512
*   Ausdrill, Ltd.........................................   241,151    183,146
#   AusNet Services.......................................   119,985    161,449
    Austal, Ltd...........................................    41,615     36,725
    Australia & New Zealand Banking Group, Ltd............   214,260  4,215,449
#*  Australian Agricultural Co., Ltd......................   248,290    383,497
    Australian Pharmaceutical Industries, Ltd.............   156,683    228,938
    Auswide Bank, Ltd.....................................     3,475     13,377
#   Automotive Holdings Group, Ltd........................   146,612    480,536
    Aveo Group............................................    55,261    146,965
#*  AWE, Ltd..............................................   336,835    231,195
    Bank of Queensland, Ltd...............................   199,113  1,601,856
#   Bapcor, Ltd...........................................    16,413     71,491
    Beach Energy, Ltd..................................... 1,027,143    444,070
#*  Beadell Resources, Ltd................................   414,541    164,681
    Bega Cheese, Ltd......................................    25,909    122,194
#   Bellamy's Australia, Ltd..............................     9,773     87,776
    Bendigo & Adelaide Bank, Ltd..........................   195,553  1,511,035
    BHP Billiton, Ltd.....................................   314,531  4,662,035
    BHP Billiton, Ltd. Sponsored ADR......................    69,264  2,056,448
    BigAir Group, Ltd.....................................    18,860      9,841
*   Billabong International, Ltd..........................    53,855     63,817
#   Blackmores, Ltd.......................................     3,596    429,601
    BlueScope Steel, Ltd..................................   367,496  2,370,827
*   Boart Longyear, Ltd...................................   161,114     14,748
    Boral, Ltd............................................   420,360  2,198,304
*   Bradken, Ltd..........................................    97,128    122,037

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
AUSTRALIA -- (Continued)
    Brambles, Ltd.........................................    80,792 $  826,479
    Breville Group, Ltd...................................    32,602    199,010
    Brickworks, Ltd.......................................    29,613    338,455
#   BT Investment Management, Ltd.........................    27,770    190,155
#*  Buru Energy, Ltd......................................    48,867      9,167
#   Cabcharge Australia, Ltd..............................    76,619    231,104
    Caltex Australia, Ltd.................................     9,675    244,672
#   Cardno, Ltd...........................................   118,416     51,710
*   Carnarvon Petroleum, Ltd..............................   105,419      8,869
    carsales.com, Ltd.....................................    56,024    541,757
#   Cash Converters International, Ltd....................   319,509    107,419
    Cedar Woods Properties, Ltd...........................    30,546    107,327
    Challenger, Ltd.......................................   254,723  1,841,875
    CIMIC Group, Ltd......................................    18,581    413,261
    Cleanaway Waste Management, Ltd....................... 1,105,037    718,274
*   Coal of Africa, Ltd...................................    24,372      1,500
    Coca-Cola Amatil, Ltd.................................    42,962    300,542
    Cochlear, Ltd.........................................     4,240    428,372
#   Collection House, Ltd.................................    10,855     10,730
    Collins Foods, Ltd....................................    27,319     87,481
    Commonwealth Bank of Australia........................    26,947  1,586,278
    Computershare, Ltd....................................    32,124    216,900
#   Corporate Travel Management, Ltd......................     7,047     83,783
#   Cover-More Group, Ltd.................................    42,479     44,335
#   Credit Corp. Group, Ltd...............................     7,541     76,416
    Crown Resorts, Ltd....................................    15,532    154,787
#   CSG, Ltd..............................................    87,020    103,525
    CSR, Ltd..............................................   304,816    892,266
    Decmil Group, Ltd.....................................    71,423     44,495
    Domino's Pizza Enterprises, Ltd.......................    17,144    982,198
*   Donaco International, Ltd.............................    26,426      9,016
*   Doray Minerals, Ltd...................................    13,278     10,688
    Downer EDI, Ltd.......................................   252,168    801,778
#*  DSHE Holdings, Ltd....................................    22,956         --
    DUET Group............................................   175,498    359,259
    DuluxGroup, Ltd.......................................    99,568    502,965
*   Elders, Ltd...........................................    13,008     38,615
#*  Energy Resources of Australia, Ltd....................    65,369     16,932
#*  Energy World Corp., Ltd...............................   238,480     50,708
    EQT Holdings, Ltd.....................................     3,703     48,228
    ERM Power, Ltd........................................    53,500     41,538
#   Estia Health, Ltd.....................................    24,473     95,575
    Euroz, Ltd............................................     1,190        769
    Event Hospitality and Entertainment, Ltd..............    33,889    381,210
    Evolution Mining, Ltd.................................   422,117    923,778
    Fairfax Media, Ltd.................................... 1,609,841  1,286,171
    Finbar Group, Ltd.....................................    18,455     11,712
#*  Fleetwood Corp., Ltd..................................     2,933      4,699
    FlexiGroup, Ltd.......................................   114,888    175,023
#   Flight Centre Travel Group, Ltd.......................     7,951    194,853
#   Fortescue Metals Group, Ltd...........................   868,376  2,961,709
    G8 Education, Ltd.....................................    14,499     42,387
    GBST Holdings, Ltd....................................     9,803     30,247

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
AUSTRALIA -- (Continued)
    Genworth Mortgage Insurance Australia, Ltd............    13,342 $   29,846
    GrainCorp, Ltd. Class A...............................   111,917    722,120
*   Grange Resources, Ltd.................................   122,656     11,616
#   Greencross, Ltd.......................................    36,424    194,467
#   GUD Holdings, Ltd.....................................    32,022    244,819
    GWA Group, Ltd........................................   102,660    164,438
    Hansen Technologies, Ltd..............................    49,234    155,232
    Harvey Norman Holdings, Ltd...........................   178,827    657,876
    Healthscope, Ltd......................................   178,350    401,685
*   Helloworld, Ltd.......................................     2,321      5,561
    HFA Holdings, Ltd.....................................    63,302    108,255
*   Hills, Ltd............................................   108,678     20,217
*   Horizon Oil, Ltd......................................   329,531     11,319
    Iluka Resources, Ltd..................................    73,575    392,512
*   Imdex, Ltd............................................    49,768     14,759
#   IMF Bentham, Ltd......................................    80,997     95,805
    Incitec Pivot, Ltd....................................   634,664  1,389,589
#   Independence Group NL.................................   237,001    737,282
*   Infigen Energy........................................   164,162    148,694
    Infomedia, Ltd........................................   135,504     69,037
    Insurance Australia Group, Ltd........................    76,321    351,039
    Integrated Research, Ltd..............................    14,047     24,011
#   InvoCare, Ltd.........................................    31,470    350,572
#   IOOF Holdings, Ltd....................................    70,768    486,942
    IRESS, Ltd............................................    29,113    250,274
    iSelect, Ltd..........................................    58,172     57,466
    iSentia Group, Ltd....................................    30,855     73,822
    James Hardie Industries P.L.C.........................    29,101    482,848
    James Hardie Industries P.L.C. Sponsored ADR..........     1,506     25,015
#   JB Hi-Fi, Ltd.........................................    26,179    516,534
#*  Karoon Gas Australia, Ltd.............................    90,113     91,705
#*  Kingsgate Consolidated, Ltd...........................    78,969     24,605
    LendLease Group.......................................    48,231    492,271
#*  Lynas Corp., Ltd...................................... 1,823,823    104,235
    MACA, Ltd.............................................    74,324     98,677
*   Macmahon Holdings, Ltd................................   971,526     77,523
    Macquarie Atlas Roads Group...........................    66,325    293,678
    Macquarie Group, Ltd..................................    83,903  4,750,347
    Magellan Financial Group, Ltd.........................    32,196    559,888
    Mantra Group, Ltd.....................................    20,482     56,017
    MaxiTRANS Industries, Ltd.............................    43,486     15,546
*   Mayne Pharma Group, Ltd...............................   198,187    306,504
#   McMillan Shakespeare, Ltd.............................    22,094    236,947
#   McPherson's, Ltd......................................    18,083     15,066
    Medibank Pvt, Ltd.....................................   162,308    378,865
*   Medusa Mining, Ltd....................................   152,759     83,523
    Melbourne IT, Ltd.....................................    50,445     66,061
#*  Mesoblast, Ltd........................................    26,787     22,812
#   Metals X, Ltd.........................................   216,365    270,466
#*  Metcash, Ltd..........................................   625,487  1,025,318
*   Mincor Resources NL...................................    60,677     18,314
    Mineral Resources, Ltd................................    86,351    647,556
#   MMA Offshore, Ltd.....................................   119,829     26,916

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
AUSTRALIA -- (Continued)
    MNF Group, Ltd........................................     3,874 $   11,986
#   Monadelphous Group, Ltd...............................    44,913    360,162
    Mortgage Choice, Ltd..................................    37,287     59,689
#*  Mount Gibson Iron, Ltd................................   699,223    153,918
#   Myer Holdings, Ltd....................................   510,863    519,288
    MyState, Ltd..........................................     7,573     23,207
    National Australia Bank, Ltd..........................    95,889  1,938,504
    Navitas, Ltd..........................................    71,507    322,925
*   Nearmap, Ltd..........................................   122,963     46,911
*   NetComm Wireless, Ltd.................................    22,805     50,343
    New Hope Corp., Ltd...................................    58,565     71,267
*   Newcrest Mining, Ltd..................................   149,887  2,919,282
    nib holdings, Ltd.....................................   141,173    496,823
    Nick Scali, Ltd.......................................     5,910     21,422
    Nine Entertainment Co. Holdings, Ltd..................   204,111    170,227
#   Northern Star Resources, Ltd..........................   192,586    787,133
*   NRW Holdings, Ltd.....................................   133,122     43,200
    Nufarm, Ltd...........................................    97,765    616,407
#   Oil Search, Ltd.......................................   131,700    721,692
#   Orica, Ltd............................................   147,743  1,595,161
    Origin Energy, Ltd....................................   258,591  1,090,397
*   Orocobre, Ltd.........................................    51,764    163,639
    Orora, Ltd............................................   251,153    550,270
    OrotonGroup, Ltd......................................     3,801      6,584
    OZ Minerals, Ltd......................................   197,153    965,277
#   OzForex Group, Ltd....................................    72,862    138,290
#   Pacific Current Group, Ltd............................     2,512      9,422
    Pact Group Holdings, Ltd..............................    18,200     78,922
#*  Paladin Energy, Ltd................................... 1,154,232    172,385
*   Panoramic Resources, Ltd..............................   115,565     22,011
    Patties Foods, Ltd....................................    17,109     22,062
    Peet, Ltd.............................................   104,189     75,668
#   Perpetual, Ltd........................................    11,450    396,434
*   Perseus Mining, Ltd...................................   138,541     68,548
    Platinum Asset Management, Ltd........................    42,817    197,285
    PMP, Ltd..............................................    31,929     14,188
    Premier Investments, Ltd..............................    62,474    770,629
    Primary Health Care, Ltd..............................   325,825  1,013,664
    Prime Media Group, Ltd................................   164,223     38,226
    Programmed Maintenance Services, Ltd..................   122,196    191,933
    Qantas Airways, Ltd...................................   447,406  1,074,193
    QBE Insurance Group, Ltd..............................   198,266  1,654,840
#   Qube Holdings, Ltd....................................   354,558    686,809
*   Ramelius Resources, Ltd...............................   197,910     87,896
    Ramsay Health Care, Ltd...............................     7,186    430,482
#   RCG Corp., Ltd........................................    64,537     91,771
#   RCR Tomlinson, Ltd....................................    63,811     98,224
#   REA Group, Ltd........................................     3,734    185,433
    Reckon, Ltd...........................................    24,980     27,669
    Reece, Ltd............................................       839     24,857
    Regis Resources, Ltd..................................   213,290    663,049
    Reject Shop, Ltd. (The)...............................    18,852    184,451
*   Resolute Mining, Ltd..................................   593,687    766,485

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
AUSTRALIA -- (Continued)
#   Retail Food Group, Ltd..................................  39,982 $  175,617
    Ridley Corp., Ltd....................................... 136,387    150,274
    Rio Tinto, Ltd..........................................  48,105  1,835,745
    Ruralco Holdings, Ltd...................................   6,256     15,806
    SAI Global, Ltd.........................................  76,684    207,613
#*  Salmat, Ltd.............................................  16,043      6,087
*   Samson Oil & Gas, Ltd. Sponsored ADR....................   1,058        783
    Sandfire Resources NL...................................  74,231    326,006
    Santos, Ltd............................................. 231,242    790,495
#*  Saracen Mineral Holdings, Ltd........................... 511,730    679,271
    SeaLink Travel Group, Ltd...............................   6,088     19,059
#   Seek, Ltd...............................................  26,845    341,587
#   Select Harvests, Ltd....................................  23,399    135,746
#*  Senex Energy, Ltd....................................... 565,630    116,851
    Servcorp, Ltd...........................................   8,966     46,242
    Service Stream, Ltd.....................................   7,462      4,957
#   Seven Group Holdings, Ltd...............................  61,699    322,274
    Seven West Media, Ltd................................... 642,439    507,152
    SG Fleet Group, Ltd.....................................  15,165     46,340
    Sigma Pharmaceuticals, Ltd.............................. 655,713    645,795
#*  Silex Systems, Ltd......................................  12,982      2,901
    Silver Chef, Ltd........................................   5,890     44,504
*   Silver Lake Resources, Ltd.............................. 373,613    185,395
    Sims Metal Management, Ltd.............................. 105,159    677,755
#   Sirtex Medical, Ltd.....................................  16,148    386,610
#   Slater & Gordon, Ltd.................................... 156,653     48,279
#   SMS Management & Technology, Ltd........................  34,076     47,911
    Sonic Healthcare, Ltd...................................  34,782    607,615
*   South32, Ltd............................................ 513,662    724,306
    Southern Cross Media Group, Ltd......................... 383,303    367,953
    Spark Infrastructure Group.............................. 252,146    502,377
*   Specialty Fashion Group, Ltd............................  16,869      7,177
*   St Barbara, Ltd......................................... 239,897    559,719
    Star Entertainment Grp, Ltd. (The)...................... 486,001  2,195,148
    Steadfast Group, Ltd.................................... 201,787    323,878
*   Strike Energy, Ltd......................................  53,210      4,637
    Suncorp Group, Ltd...................................... 186,024  1,899,069
*   Sundance Energy Australia, Ltd.......................... 141,560     16,662
    Sunland Group, Ltd......................................  67,813     74,436
#   Super Retail Group, Ltd.................................  34,839    259,867
    Tabcorp Holdings, Ltd................................... 387,831  1,443,074
    Tassal Group, Ltd.......................................  91,580    287,026
    Tatts Group, Ltd........................................ 449,603  1,411,064
    Technology One, Ltd.....................................  65,801    285,071
#*  Ten Network Holdings, Ltd...............................  95,491     83,269
#   TFS Corp., Ltd.......................................... 174,049    215,636
    Thorn Group, Ltd........................................   3,330      3,367
*   Tiger Resources, Ltd.................................... 335,407     10,291
    Tox Free Solutions, Ltd.................................  74,793    150,405
    TPG Telecom, Ltd........................................  33,085    323,420
    Treasury Wine Estates, Ltd.............................. 356,118  2,615,818
*   Troy Resources, Ltd..................................... 196,444     79,033
*   UGL, Ltd................................................ 112,183    209,898

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- ------------
AUSTRALIA -- (Continued)
    Villa World, Ltd......................................  31,087 $     56,249
    Village Roadshow, Ltd.................................  26,871      110,006
*   Virgin Australia Holdings, Ltd.()..................... 272,729           --
*   Virgin Australia Holdings, Ltd.(B43DQC7).............. 572,109      104,514
    Virtus Health, Ltd....................................  25,872      151,905
    Vita Group, Ltd.......................................   7,991       29,274
#   Vocus Communications, Ltd............................. 150,052    1,020,388
*   Watpac, Ltd...........................................  44,377       28,694
    Webjet, Ltd...........................................  31,032      180,433
    Wesfarmers, Ltd.......................................  44,282    1,448,302
#   Western Areas, Ltd.................................... 114,055      239,690
    Westpac Banking Corp..................................  54,832    1,297,453
    Westpac Banking Corp. Sponsored ADR...................  17,788      419,619
#*  Whitehaven Coal, Ltd.................................. 349,810      452,171
    Woodside Petroleum, Ltd............................... 226,867    4,634,304
#   WorleyParsons, Ltd....................................  87,942      503,440
    WPP AUNZ, Ltd......................................... 218,254      208,986
                                                                   ------------
TOTAL AUSTRALIA...........................................          125,687,884
                                                                   ------------
AUSTRIA -- (0.6%)
    Agrana Beteiligungs AG................................     717       79,710
    AMAG Austria Metall AG................................     878       32,410
    Andritz AG............................................  12,132      618,554
    Atrium European Real Estate, Ltd......................  21,902       96,483
    Austria Technologie & Systemtechnik AG................  18,584      220,467
    BUWOG AG..............................................  11,808      286,377
    CA Immobilien Anlagen AG..............................  13,857      260,416
    Conwert Immobilien Invest SE..........................  17,173      282,538
#   DO & CO AG............................................   1,848      145,638
    Erste Group Bank AG...................................  22,828      604,976
    EVN AG................................................   7,695       89,915
*   FACC AG...............................................   1,568        8,876
*   IMMOFINANZ AG......................................... 110,794      241,219
    Kapsch TrafficCom AG..................................   2,261       93,552
    Lenzing AG............................................   3,520      369,012
    Mayr Melnhof Karton AG................................   2,130      233,528
    Oberbank AG...........................................     775       48,947
    Oesterreichische Post AG..............................  10,339      360,812
    OMV AG................................................  82,476    2,202,986
    Palfinger AG..........................................   2,086       62,142
    POLYTEC Holding AG....................................   4,447       36,868
    Porr Ag...............................................   2,038       58,057
*   Raiffeisen Bank International AG......................  64,845      855,615
    RHI AG................................................   7,335      152,252
#   Rosenbauer International AG...........................   1,097       62,563
    S IMMO AG.............................................  14,586      141,053
    Schoeller-Bleckmann Oilfield Equipment AG.............   3,067      188,587
    Semperit AG Holding...................................   3,664      118,815
    Strabag SE............................................   9,541      298,474
    Telekom Austria AG....................................  18,613      109,507
#   UBM Development AG....................................      73        2,435
    UNIQA Insurance Group AG..............................  51,767      320,301
    Verbund AG............................................   6,781      106,191

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
AUSTRIA -- (Continued)
    Vienna Insurance Group AG Wiener Versicherung Gruppe...   5,220 $   103,518
    Voestalpine AG.........................................  16,754     590,838
    Wienerberger AG........................................  64,572     996,150
    Wolford AG.............................................     299       8,496
    Zumtobel Group AG......................................  10,068     152,798
                                                                    -----------
TOTAL AUSTRIA..............................................          10,641,076
                                                                    -----------
BELGIUM -- (1.6%)
#*  Ablynx NV..............................................   6,175      84,877
    Ackermans & van Haaren NV..............................  14,524   1,758,018
    Ageas..................................................  83,970   2,822,956
*   AGFA-Gevaert NV........................................ 121,884     439,377
    Anheuser-Busch InBev NV................................  27,589   3,564,282
    Anheuser-Busch InBev NV Sponsored ADR..................   6,428     832,040
    Atenor.................................................     168       8,797
    Banque Nationale de Belgique...........................      73     231,752
    Barco NV...............................................   7,401     569,643
    Bekaert SA.............................................  22,691   1,039,877
    bpost SA...............................................  15,768     413,235
#*  Celyad SA..............................................   1,071      26,342
    Cie d'Entreprises CFE..................................   4,707     433,429
*   Cie Immobiliere de Belgique SA.........................     554      32,346
    Colruyt SA.............................................  24,745   1,380,320
    D'ieteren SA...........................................  15,854     694,688
*   Dalenys................................................     846       7,591
    Deceuninck NV..........................................  41,650      98,360
    Econocom Group SA......................................  52,827     691,941
    Elia System Operator SA................................   5,024     267,768
    Euronav NV.............................................  63,848     550,270
    EVS Broadcast Equipment SA.............................   4,136     139,641
#   Exmar NV...............................................  18,617     130,836
*   Fagron.................................................  15,510     124,240
*   Galapagos NV...........................................  11,191     612,145
    Gimv NV................................................   4,775     259,427
    Ion Beam Applications..................................   4,252     200,442
*   KBC Group NV...........................................  29,947   1,556,689
    Kinepolis Group NV.....................................   5,625     251,230
    Lotus Bakeries.........................................      50     100,611
#*  MDxHealth..............................................  11,188      45,372
    Melexis NV.............................................   6,584     432,300
#*  Nyrstar NV.............................................  49,900     454,689
    Ontex Group NV.........................................  16,221     586,082
*   Orange Belgium SA......................................  24,637     597,259
    Picanol................................................   1,521     102,080
    Proximus SADP..........................................  25,907     808,709
    RealDolmen.............................................   1,173      28,871
    Recticel SA............................................  26,407     137,171
    Resilux................................................     702     112,153
    Roularta Media Group NV................................     855      23,526
    Sioen Industries NV....................................   8,233     187,791
    Sipef SA...............................................   1,541      82,761
    Solvay SA..............................................  22,716   2,358,046
*   Telenet Group Holding NV...............................   4,412     209,246

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
BELGIUM -- (Continued)
*   Tessenderlo Chemie NV..................................  20,594 $   700,567
*   ThromboGenics NV.......................................   4,993      16,962
    UCB SA.................................................  11,923     932,902
    Umicore SA.............................................  56,575   3,273,409
    Van de Velde NV........................................   3,155     229,982
*   Viohalco SA............................................  25,814      38,563
                                                                    -----------
TOTAL BELGIUM..............................................          30,681,611
                                                                    -----------
CANADA -- (8.4%)
#*  5N Plus, Inc...........................................  33,915      51,951
    Absolute Software Corp.................................  14,551      89,046
    Acadian Timber Corp....................................   6,376      88,145
*   Advantage Oil & Gas, Ltd............................... 126,474     800,119
    Aecon Group, Inc.......................................  39,835     530,564
#   Ag Growth International, Inc...........................   4,160     133,117
#   AGF Management, Ltd. Class B...........................  50,212     196,133
    Agnico Eagle Mines, Ltd.(2009823)......................  13,378     778,506
    Agnico Eagle Mines, Ltd.(008474108)....................  11,564     672,331
    Agrium, Inc.(2213538)..................................   4,900     444,721
    Agrium, Inc.(008916108)................................   7,309     663,365
    AGT Food & Ingredients, Inc............................   8,412     204,042
    Aimia, Inc.............................................  31,393     206,538
*   Air Canada.............................................  10,300      70,920
    AirBoss of America Corp................................   5,998      65,095
    AKITA Drilling, Ltd. Class A...........................     900       5,518
*   Alacer Gold Corp....................................... 170,434     434,684
*   Alamos Gold, Inc. Class A(011532108)...................  50,595     472,557
    Alamos Gold, Inc. Class A(BZ3DNP6)..................... 128,719   1,201,766
#   Alaris Royalty Corp....................................  23,654     421,212
    Algoma Central Corp....................................   1,740      14,846
    Algonquin Power & Utilities Corp.......................  48,801     456,371
#   AltaGas, Ltd...........................................  29,100     741,291
*   Alterra Power Corp.....................................  49,453      22,726
    Altius Minerals Corp...................................  16,500     134,083
    Altus Group, Ltd.......................................  11,600     209,673
*   Amaya, Inc.............................................  15,330     237,308
    ARC Resources, Ltd.....................................  34,815     612,492
*   Argonaut Gold, Inc..................................... 112,388     308,160
*   Asanko Gold, Inc.......................................  75,213     328,353
    Atco, Ltd. Class I.....................................   4,600     173,374
#*  Athabasca Oil Corp..................................... 182,199     171,642
*   ATS Automation Tooling Systems, Inc....................  27,145     207,280
*   AuRico Metals, Inc.(05157J108).........................  22,247      19,310
*   AuRico Metals, Inc.(BYR52G5)...........................  56,603      48,988
    AutoCanada, Inc........................................  10,319     167,946
#*  Avigilon Corp..........................................  15,999     162,606
    Axia NetMedia Corp.....................................   5,600      18,186
*   B2Gold Corp............................................ 609,472   1,909,195
#   Badger Daylighting, Ltd................................  11,726     184,289
#*  Ballard Power Systems, Inc.............................  16,800      32,425
#   Bank of Montreal(2076009)..............................  15,646   1,003,002
    Bank of Montreal(063671101)............................  23,853   1,529,454
#   Bank of Nova Scotia (The)(064149107)...................  29,902   1,518,125

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
CANADA -- (Continued)
    Bank of Nova Scotia (The)(2076281)......................   6,849 $  347,840
*   Bankers Petroleum, Ltd.................................. 156,269    241,767
    Barrick Gold Corp.......................................  63,783  1,394,296
#   Baytex Energy Corp.(B4VGVM3)............................ 114,844    539,190
    Baytex Energy Corp.(07317Q105)..........................  31,128    145,679
#*  Bellatrix Exploration, Ltd.............................. 105,501     90,500
#*  Birchcliff Energy, Ltd..................................  68,960    498,589
    Bird Construction, Inc..................................  21,559    222,418
#   Black Diamond Group, Ltd................................  24,941     96,849
*   BlackBerry, Ltd.(BCBHZ31)...............................  77,224    585,546
*   BlackBerry, Ltd.(09228F103).............................  31,464    239,126
#*  BlackPearl Resources, Inc............................... 108,516     83,944
*   Bombardier, Inc. Class A................................   9,900     17,819
#*  Bombardier, Inc. Class B................................  81,660    122,585
    Bonavista Energy Corp................................... 107,522    289,877
#   Bonterra Energy Corp....................................  20,274    384,315
    Boralex, Inc. Class A...................................  19,900    304,067
*   BRP, Inc................................................   7,100    115,284
    CAE, Inc.(2162760)......................................  16,827    224,506
    CAE, Inc.(124765108)....................................   4,303     57,359
#   Calfrac Well Services, Ltd..............................  59,249    134,775
    Calian Group, Ltd.......................................   1,000     17,999
#   Callidus Capital Corp...................................  14,032    177,435
    Cameco Corp.(2166160)...................................  20,249    193,549
    Cameco Corp.(13321L108).................................  36,039    344,533
    Canaccord Genuity Group, Inc............................  67,597    244,883
*   Canacol Energy, Ltd..................................... 102,819    312,634
#   Canadian Energy Services & Technology Corp..............  38,232    103,073
    Canadian Imperial Bank of Commerce(2170525).............   4,351    330,545
#   Canadian Imperial Bank of Commerce(136069101)...........   6,707    509,397
    Canadian Natural Resources, Ltd.(136385101).............  63,234  1,911,564
    Canadian Natural Resources, Ltd.(2171573)...............  20,000    605,675
#   Canadian Tire Corp., Ltd. Class A.......................   8,816    926,333
#   Canadian Western Bank...................................  57,300  1,106,810
    Canam Group, Inc........................................  29,506    237,512
#   Canexus Corp............................................  32,646     32,005
*   Canfor Corp.............................................  29,279    347,585
    Canfor Pulp Products, Inc...............................  23,249    185,721
#   CanWel Building Materials Group, Ltd....................   4,956     23,420
    Canyon Services Group, Inc..............................  39,062    144,802
    Capital Power Corp......................................  15,684    252,261
#*  Capstone Mining Corp.................................... 266,438    175,496
    Cascades, Inc...........................................  42,525    318,534
    CCL Industries, Inc. Class B............................   6,634  1,187,428
*   Celestica, Inc.(15101Q108)..............................  30,171    334,295
*   Celestica, Inc.(2263362)................................  32,525    360,213
    Cenovus Energy, Inc.(B57FG04)...........................  77,149  1,104,365
    Cenovus Energy, Inc.(15135U109).........................  70,959  1,014,714
    Centerra Gold, Inc...................................... 121,856    718,639
*   Cequence Energy, Ltd....................................  79,682     20,750
    Cervus Equipment Corp...................................   5,594     48,414
*   CGI Group, Inc. Class A(2159740)........................   7,471    362,721
*   CGI Group, Inc. Class A(39945C109)......................   7,333    355,944

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
CANADA -- (Continued)
#*  China Gold International Resources Corp., Ltd........... 121,061 $  229,021
*   Chinook Energy, Inc.....................................  38,922     15,203
    CI Financial Corp.......................................   5,639    115,272
    Cineplex, Inc...........................................  10,457    407,500
#   Clarke, Inc.............................................   1,100      7,776
    Clearwater Seafoods, Inc................................  10,558    117,414
    Cogeco Communications, Inc..............................   9,995    491,923
    Cogeco, Inc.............................................   6,264    252,306
*   Colliers International Group, Inc.(194693107)...........   5,285    218,165
    Colliers International Group, Inc.(BYL7SB4).............   4,219    174,169
    Computer Modelling Group, Ltd...........................  25,530    193,775
    Constellation Software, Inc.............................   1,092    444,536
*   Continental Gold, Inc...................................  18,713     55,323
#*  Copper Mountain Mining Corp.............................  76,683     31,128
    Corby Spirit and Wine, Ltd..............................   2,450     38,467
*   Corridor Resources, Inc.................................   5,600      1,673
#   Corus Entertainment, Inc. Class B.......................  55,348    546,846
    Cott Corp.(22163N106)...................................   4,928     73,575
    Cott Corp.(2228952).....................................  50,909    758,771
    Crescent Point Energy Corp.(B67C8W8)....................  17,626    257,715
    Crescent Point Energy Corp.(22576C101)..................  94,326  1,379,993
*   Crew Energy, Inc........................................ 101,010    427,822
#*  Delphi Energy Corp...................................... 113,937     82,901
#*  Denison Mines Corp...................................... 316,547    169,711
*   Descartes Systems Group, Inc. (The).....................   9,080    183,109
*   Detour Gold Corp........................................ 106,767  2,791,732
    DH Corp.................................................  12,300    303,814
    DHX Media, Ltd.(BRF12P5)................................  10,373     56,407
    DHX Media, Ltd.(BRF12N3)................................   2,436     13,097
#   DirectCash Payments, Inc................................   8,500     87,106
    Dollarama, Inc..........................................   4,866    359,793
    Dominion Diamond Corp.(B95LX89).........................  12,355    113,458
*   Dominion Diamond Corp.(257287102).......................  39,034    358,722
    Dorel Industries, Inc. Class B..........................  21,145    609,742
*   Dundee Precious Metals, Inc.............................  77,445    233,109
    E-L Financial Corp., Ltd................................     175     90,472
*   Eastmain Resources, Inc.................................  97,500     47,046
    Eldorado Gold Corp...................................... 375,146  1,537,189
    Element Financial Corp..................................  58,789    631,273
    Empire Co., Ltd. Class A................................  28,677    456,846
#   Enbridge Income Fund Holdings, Inc......................  48,074  1,196,649
    Encana Corp............................................. 218,713  1,760,640
*   Endeavour Mining Corp...................................  43,036    836,224
*   Endeavour Silver Corp...................................  60,213    291,461
    Enercare, Inc...........................................  28,028    377,599
    Enerflex, Ltd...........................................  48,907    427,770
*   Energy Fuels, Inc.(BFV4XV7).............................   5,605     12,450
*   Energy Fuels, Inc.(BFV4XW8).............................   2,144      4,781
#   Enerplus Corp.(292766102)...............................  67,478    402,844
    Enerplus Corp.(B584T89).................................   6,907     41,157
    Enghouse Systems, Ltd...................................   5,996    245,094
    Ensign Energy Services, Inc.............................  80,284    443,341
#*  Epsilon Energy, Ltd.....................................  29,398     71,939

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
CANADA -- (Continued)
    Equitable Group, Inc....................................   5,572 $  231,518
*   Equity Financial Holdings, Inc..........................     800      6,434
*   Essential Energy Services Trust.........................  79,421     43,797
    Evertz Technologies, Ltd................................   5,026     68,058
#   Exchange Income Corp....................................   6,425    165,786
    Exco Technologies, Ltd..................................  14,657    141,445
#*  EXFO, Inc...............................................      48        161
    Extendicare, Inc........................................  33,004    207,531
    Fairfax Financial Holdings, Ltd.........................   2,944  1,578,393
    Fiera Capital Corp......................................   7,571     73,875
    Finning International, Inc..............................  59,210    959,586
    Firm Capital Mortgage Investment Corp...................  14,800    155,748
    First Capital Realty, Inc...............................   9,235    164,025
#*  First Majestic Silver Corp.(2833583)....................  50,052    867,903
#*  First Majestic Silver Corp.(32076V103)..................  26,297    455,990
    First National Financial Corp...........................     600     13,883
#   First Quantum Minerals, Ltd............................. 129,827  1,122,619
*   FirstService Corp.(33767E103)...........................   3,685    181,191
    FirstService Corp.(BYL7ZF7).............................   4,219    207,937
#*  Fortress Paper, Ltd. Class A............................   2,299      6,885
*   Fortuna Silver Mines, Inc...............................  74,287    647,483
    Franco-Nevada Corp......................................   6,099    469,806
#   Freehold Royalties, Ltd.................................  39,450    336,593
#   Gamehost, Inc...........................................   4,482     33,950
    Genesis Land Development Corp...........................  10,800     23,368
#   Genworth MI Canada, Inc.................................  26,860    717,350
    George Weston, Ltd......................................   6,237    553,933
    Gibson Energy, Inc......................................  69,332    791,213
    Gildan Activewear, Inc..................................  13,046    382,792
#   Glacier Media, Inc......................................   3,000      1,482
    Gluskin Sheff + Associates, Inc.........................  11,763    160,005
#   GMP Capital, Inc........................................  33,185    135,978
    Goldcorp, Inc.(380956409)...............................  65,242  1,166,527
    Goldcorp, Inc.(2676302).................................   7,376    131,798
#*  Golden Star Resources, Ltd..............................  73,980     58,361
*   Gran Tierra Energy, Inc.(38500T101).....................   1,100      3,047
*   Gran Tierra Energy, Inc.(B2PPCS5)....................... 208,906    579,206
    Granite Oil Corp........................................  21,541    118,129
*   Great Canadian Gaming Corp..............................  14,900    212,490
*   Great Panther Silver, Ltd...............................  29,633     43,122
    Great-West Lifeco, Inc..................................   6,100    158,428
*   Heroux-Devtek, Inc......................................  13,096    152,861
    High Liner Foods, Inc...................................   8,787    134,734
    HNZ Group, Inc..........................................   2,200     22,815
#   Home Capital Group, Inc.................................  42,771    910,028
#   Horizon North Logistics, Inc............................  60,578     87,226
    HudBay Minerals, Inc.(B05BQ98)..........................   3,790     18,950
    HudBay Minerals, Inc.(B05BDX1).......................... 153,850    767,100
    Hudson's Bay Co.........................................  16,553    208,046
    Husky Energy, Inc.......................................  67,618    795,470
*   IAMGOLD Corp.(450913108)................................  23,010    118,962
*   IAMGOLD Corp.(2446646).................................. 251,127  1,296,363
    IGM Financial, Inc......................................   5,200    144,691

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES   VALUE++
                                                            ------- ----------
CANADA -- (Continued)
*   IMAX Corp..............................................  13,125 $  414,619
#*  Imperial Metals Corp...................................  18,005    106,046
    Imperial Oil, Ltd.(2454241)............................     776     23,875
    Imperial Oil, Ltd.(453038408)..........................  11,911    365,549
*   Indigo Books & Music, Inc..............................   1,600     21,445
    Industrial Alliance Insurance & Financial Services,
      Inc..................................................  45,109  1,468,336
#   Innergex Renewable Energy, Inc.........................  31,884    381,929
    Intact Financial Corp..................................   5,604    401,699
#   Inter Pipeline, Ltd....................................   9,678    202,210
*   Interfor Corp..........................................  48,512    536,896
*   Intertain Group, Ltd. (The)............................  41,822    331,527
    Intertape Polymer Group, Inc...........................  18,164    293,123
#*  Ithaca Energy, Inc..................................... 222,788    162,102
*   Ivanhoe Mines, Ltd. Class A............................ 152,433    166,951
    Jean Coutu Group PJC, Inc. (The) Class A...............   5,573     80,715
    Just Energy Group, Inc.(B693818).......................   2,300     14,283
    Just Energy Group, Inc.(B63MCN1).......................  29,108    180,803
#   K-Bro Linen, Inc.......................................   2,328     78,899
#*  Kelt Exploration, Ltd..................................   7,845     26,797
    Keyera Corp............................................  11,800    338,731
*   Kinross Gold Corp.(496902404)..........................  10,211     52,791
*   Kinross Gold Corp.(B03Z841)............................ 542,422  2,804,234
#*  Kirkland Lake Gold, Inc................................  63,933    545,974
*   Klondex Mines, Ltd.....................................  26,300    124,082
*   Knight Therapeutics, Inc...............................  45,970    298,920
#   Labrador Iron Ore Royalty Corp.........................  36,605    419,416
    Laurentian Bank of Canada..............................  24,174    896,307
    Leon's Furniture, Ltd..................................   6,838     81,177
#*  Lightstream Resources, Ltd............................. 116,588      8,929
    Linamar Corp...........................................  14,631    580,802
#   Liquor Stores N.A., Ltd................................  18,635    132,164
    Loblaw Cos., Ltd.......................................   8,093    451,412
    Lucara Diamond Corp.................................... 163,626    505,046
*   Lundin Mining Corp..................................... 362,455  1,515,723
    MacDonald Dettwiler & Associates, Ltd..................   6,138    402,603
    Magellan Aerospace Corp................................   9,236    123,722
    Magna International, Inc...............................  17,329    667,598
*   Mainstreet Equity Corp.................................   1,005     26,363
    Major Drilling Group International, Inc................  55,131    314,576
    Mandalay Resources Corp................................ 194,771    168,568
    Manitoba Telecom Services, Inc.........................  15,568    459,892
    Manulife Financial Corp.(2492519)......................  36,601    498,983
    Manulife Financial Corp.(56501R106)....................  75,088  1,023,449
    Maple Leaf Foods, Inc..................................  36,799    837,641
    Martinrea International, Inc...........................  59,075    394,090
*   Maxim Power Corp.......................................   2,200      4,870
*   McCoy Global, Inc......................................   4,284      5,906
    Mediagrif Interactive Technologies, Inc................   1,000     13,633
#   Medical Facilities Corp................................  14,715    243,437
*   MEG Energy Corp........................................  57,413    243,169
    Melcor Developments, Ltd...............................   4,353     48,009
*   Merus Labs International, Inc..........................  63,018     83,982
    Methanex Corp.(2654416)................................  15,900    445,953

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
CANADA -- (Continued)
    Methanex Corp.(59151K108)...............................   2,714 $   76,046
    Metro, Inc..............................................  29,275  1,064,362
*   Midas Gold Corp.........................................  20,500     16,800
*   Mitel Networks Corp.....................................  37,528    274,781
    Morguard Corp...........................................     100     13,085
    Morneau Shepell, Inc....................................  15,396    219,328
    MTY Food Group, Inc.....................................   3,361    105,079
#   Mullen Group, Ltd.......................................  50,867    611,658
    National Bank of Canada.................................  59,178  2,026,461
*   Neptune Technologies & Bioressources, Inc...............   6,516      7,137
    Nevsun Resources, Ltd................................... 134,383    444,633
    New Flyer Industries, Inc...............................  23,034    731,252
*   New Gold, Inc........................................... 281,583  1,462,209
    Newalta Corp............................................  34,733     64,377
    Norbord, Inc............................................   4,916    123,875
    North American Energy Partners, Inc.(B1HTYS2)...........   5,546     14,272
    North American Energy Partners, Inc.(656844107).........  11,011     27,748
    North West Co., Inc. (The)..............................  14,464    337,879
    Northern Blizzard Resources, Inc........................  18,582     61,909
*   Northern Dynasty Minerals, Ltd..........................   7,000      3,753
    Northland Power, Inc....................................  24,144    453,607
#*  Novagold Resources, Inc.................................  29,829    207,443
*   NuVista Energy, Ltd..................................... 103,790    503,191
    OceanaGold Corp......................................... 297,297  1,074,746
    Onex Corp...............................................   6,200    384,873
    Open Text Corp..........................................   6,200    377,798
    Osisko Gold Royalties, Ltd..............................  25,086    333,158
*   Ovivo, Inc. Class A.....................................   8,028     24,472
*   Painted Pony Petroleum, Ltd.............................  64,021    423,162
    Pan American Silver Corp.(697900108)....................  82,032  1,599,624
    Pan American Silver Corp.(2669272)......................  25,434    496,345
#*  Paramount Resources, Ltd. Class A.......................   3,054     28,770
*   Parex Resources, Inc....................................  56,767    550,431
#   Parkland Fuel Corp......................................  18,102    321,237
    Pason Systems, Inc......................................  22,885    306,559
    Pembina Pipeline Corp.(B4PPQG5).........................   3,982    115,996
    Pembina Pipeline Corp.(B4PT2P8).........................   4,324    126,097
#   Pengrowth Energy Corp................................... 368,204    549,916
#   Penn West Petroleum, Ltd.(B63FY34)...................... 207,975    262,826
    Penn West Petroleum, Ltd.(707887105)....................  79,923    101,502
*   Performance Sports Group, Ltd...........................   4,566     15,142
#   Peyto Exploration & Development Corp....................  11,576    328,932
    PHX Energy Services Corp................................  14,152     30,024
*   Pilot Gold, Inc.........................................  21,500     12,186
#   Pizza Pizza Royalty Corp................................  14,535    167,876
    Potash Corp. of Saskatchewan, Inc.......................  19,137    298,537
    PrairieSky Royalty, Ltd.................................   1,664     32,384
#   Precision Drilling Corp.(B5YPLH9)....................... 143,299    611,324
    Precision Drilling Corp.(74022D308).....................  59,993    256,170
    Premium Brands Holdings Corp............................   8,423    363,396
#*  Pretium Resources, Inc..................................  67,986    807,615
*   Primero Mining Corp.(74164W106).........................   6,304     14,436
*   Primero Mining Corp.(B4Z8FV2)........................... 132,141    300,585

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
CANADA -- (Continued)
#   Pulse Seismic, Inc......................................  33,004 $   60,161
    Pure Technologies, Ltd..................................  10,700     44,418
*   QLT, Inc................................................   3,731      5,144
    Quebecor, Inc. Class B..................................  16,000    492,873
*   Questerre Energy Corp. Class A..........................  16,560      2,473
*   Raging River Exploration, Inc...........................  14,392    114,086
*   Redknee Solutions, Inc..................................   8,400     10,615
    Reitmans Canada, Ltd. Class A...........................  29,599     99,748
    Richelieu Hardware, Ltd.................................  15,921    332,163
*   Richmont Mines, Inc.....................................  24,900    277,101
    Ritchie Bros Auctioneers, Inc.(2345390).................   3,200    106,123
    Ritchie Bros Auctioneers, Inc.(767744105)...............  13,981    464,169
*   RMP Energy, Inc.........................................  84,637     73,899
#   Rocky Mountain Dealerships, Inc.........................  11,178     61,555
#   Rogers Sugar, Inc.......................................  59,748    284,177
    Royal Bank of Canada(2754383)...........................  13,700    835,127
    Royal Bank of Canada(780087102).........................  21,014  1,281,013
*   Royal Nickel Corp....................................... 128,000     40,685
    Russel Metals, Inc......................................  38,412    694,308
#*  Sabina Gold & Silver Corp...............................  46,200     44,231
#*  Sandstorm Gold, Ltd.....................................  86,956    493,504
    Sandvine Corp...........................................  60,656    151,448
    Saputo, Inc.............................................  11,022    331,171
#*  Savanna Energy Services Corp............................  47,416     54,837
*   Sears Canada, Inc.(2787259).............................   7,764     20,813
#*  Sears Canada, Inc.(81234D109)...........................   1,814      4,862
#   Secure Energy Services, Inc.............................  45,425    273,110
*   SEMAFO, Inc............................................. 187,120  1,007,509
    Shaw Communications, Inc. Class B(2801836)..............   4,800     97,349
    Shaw Communications, Inc. Class B(82028K200)............  18,675    378,729
    ShawCor, Ltd............................................  16,463    375,497
    Sherritt International Corp............................. 199,929    131,688
#   Sienna Senior Living, Inc...............................  14,145    189,481
#*  Sierra Wireless, Inc.(2418968)..........................   8,700    154,590
#*  Sierra Wireless, Inc.(826516106)........................   6,130    108,930
*   Silver Standard Resources, Inc.(82823L106)..............  19,769    275,580
#*  Silver Standard Resources, Inc.(2218458)................  51,629    720,469
    Silver Wheaton Corp.....................................  37,477  1,044,484
    SNC-Lavalin Group, Inc..................................  22,000    947,804
*   Solium Capital, Inc.....................................   6,894     33,212
*   Southern Pacific Resource Corp.......................... 135,301         14
#*  Spartan Energy Corp..................................... 162,034    407,055
#   Sprott, Inc.............................................  89,767    169,818
#   Stantec, Inc.(2854238)..................................  13,024    331,473
    Stantec, Inc.(85472N109)................................   1,436     36,561
    Stella-Jones, Inc.......................................   6,600    235,308
*   Stornoway Diamond Corp.................................. 244,800    209,992
    Strad Energy Services, Ltd..............................   4,059      4,850
    Stuart Olson, Inc.......................................   6,050     30,304
#   Student Transportation, Inc.............................  25,875    136,148
    Sun Life Financial, Inc.(2566124).......................   7,841    258,354
    Sun Life Financial, Inc.(866796105).....................  13,099    432,005
#   Suncor Energy, Inc.(867224107)..........................  86,334  2,323,248

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
CANADA -- (Continued)
    Suncor Energy, Inc.(B3NB1P2)............................ 139,453 $3,753,200
*   SunOpta, Inc.(2817510)..................................  14,332     80,571
#*  SunOpta, Inc.(8676EP108)................................  40,448    228,531
#   Superior Plus Corp......................................  46,840    409,332
#   Surge Energy, Inc....................................... 160,391    284,998
    Tahoe Resources, Inc.(B5B9KV1)..........................  34,180    530,641
    Tahoe Resources, Inc.(873868103)........................  97,613  1,518,858
*   Taseko Mines, Ltd.......................................  74,175     40,904
    Teck Resources, Ltd. Class B(2879327)...................  10,991    175,179
    Teck Resources, Ltd. Class B(878742204).................  72,347  1,152,488
    TELUS Corp..............................................  10,600    354,700
#*  Tembec, Inc.............................................  27,377     21,597
*   Teranga Gold Corp.(B5TDK82)............................. 278,425    234,571
#*  Teranga Gold Corp.(B4L8QT1).............................  11,133      9,434
*   Thompson Creek Metals Co., Inc.(884768102)..............   9,468      5,255
#*  Thompson Creek Metals Co., Inc.(2439806)................  90,057     50,352
    Thomson Reuters Corp....................................  10,416    438,850
#*  Timmins Gold Corp....................................... 137,602     70,611
    TMX Group, Ltd..........................................  12,689    566,104
    TORC Oil & Gas, Ltd.....................................  82,227    444,622
*   Torex Gold Resources, Inc...............................  14,061    291,642
    Toromont Industries, Ltd................................  22,041    661,745
    Toronto-Dominion Bank (The)(2897222)....................  41,258  1,797,700
    Toronto-Dominion Bank (The)(891160509)..................   5,699    248,305
    Torstar Corp. Class B...................................  30,474     35,244
    Total Energy Services, Inc..............................  17,784    174,346
*   Tourmaline Oil Corp.....................................  22,706    581,715
    TransAlta Corp.(2901628)................................  41,259    196,870
    TransAlta Corp.(89346D107).............................. 125,991    602,237
#   TransAlta Renewables, Inc...............................   4,100     44,245
    TransCanada Corp.(2665184)..............................  12,267    568,793
    TransCanada Corp.(89353D107)............................   2,905    134,647
    Transcontinental, Inc. Class A..........................  42,032    605,539
    TransForce, Inc.........................................  27,473    538,455
    TransGlobe Energy Corp..................................  45,245     73,465
*   Trevali Mining Corp..................................... 182,649    121,705
#*  Trican Well Service, Ltd................................ 128,345    193,650
#*  Trilogy Energy Corp.....................................  49,908    215,205
    Trinidad Drilling, Ltd.................................. 151,689    268,373
*   Turquoise Hill Resources, Ltd.(900435108)...............  17,904     63,738
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)................. 117,511    418,509
*   TVA Group, Inc. Class B.................................     653      2,101
    Uni-Select, Inc.........................................  15,114    368,691
    Valener, Inc............................................  10,289    177,781
#   Veresen, Inc............................................ 178,088  1,507,197
    Vermilion Energy, Inc.(B607XS1).........................     900     29,985
    Vermilion Energy, Inc.(923725105).......................  16,174    538,918
    Wajax Corp..............................................  11,809    127,618
*   Waste Connections, Inc.(94106B101)......................   5,599    417,005
    Waste Connections, Inc.(BYQFRK5)........................   7,762    578,332
*   Wesdome Gold Mines, Ltd.................................  14,500     21,545
    West Fraser Timber Co., Ltd.............................  12,262    421,302
    Western Energy Services Corp............................  52,241    126,036

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- ------------
CANADA -- (Continued)
#   Western Forest Products, Inc.......................... 215,065 $    352,498
    WestJet Airlines, Ltd.................................   4,300       75,748
    Westshore Terminals Investment Corp...................  17,989      262,054
    Whistler Blackcomb Holdings, Inc......................  16,024      307,557
    Whitecap Resources, Inc............................... 173,267    1,285,917
    Wi-Lan, Inc...........................................  94,707      172,636
    Winpak, Ltd...........................................   6,877      234,650
    WSP Global, Inc.......................................  24,359      730,220
*   Xtreme Drilling Corp..................................  17,787       32,832
    Yamana Gold, Inc.(2219279)............................ 526,870    3,014,373
    Yamana Gold, Inc.(98462Y100)..........................   6,868       39,216
*   Yellow Pages, Ltd.....................................  16,313      235,765
    ZCL Composites, Inc...................................   6,650       45,737
                                                                   ------------
TOTAL CANADA..............................................          161,591,822
                                                                   ------------
CHINA -- (0.0%)
    Chu Kong Shipping Enterprise Group Co., Ltd........... 334,000       89,749
*   Hanfeng Evergreen, Inc................................   5,700            6
*   Taung Gold International, Ltd......................... 970,000       12,524
                                                                   ------------
TOTAL CHINA...............................................              102,279
                                                                   ------------
DENMARK -- (1.8%)
    ALK-Abello A.S........................................   3,727      532,479
    Alm Brand A.S.........................................  63,379      429,248
    Ambu A.S. Class B.....................................  14,918      634,196
    AP Moeller - Maersk A.S. Class A......................     253      330,794
    AP Moeller - Maersk A.S. Class B......................     499      677,896
#*  Bang & Olufsen A.S....................................  17,643      193,672
    BankNordik P/F........................................     557       10,349
#*  Bavarian Nordic A.S...................................  13,393      510,810
    Brodrene Hartmann A.S.................................     658       28,593
    Carlsberg A.S. Class B................................  14,379    1,428,023
    Chr Hansen Holding A.S................................  19,477    1,224,929
    Coloplast A.S. Class B................................   2,059      161,353
#*  D/S Norden A.S........................................  18,073      270,532
    Danske Bank A.S.......................................  40,251    1,094,630
    DFDS A.S..............................................  18,136      828,933
    DSV A.S...............................................  35,504    1,580,940
#   FLSmidth & Co. A.S....................................  26,178    1,052,628
*   Genmab A.S............................................   4,438      804,649
    GN Store Nord A.S.....................................  95,918    1,811,637
*   H Lundbeck A.S........................................  23,314      947,704
*   H+H International A.S. Class B........................   7,858       85,091
    Harboes Bryggeri A.S. Class B.........................     511       11,131
    IC Group A.S..........................................   4,483      112,844
    ISS A.S...............................................  24,838      958,036
#*  Jeudan A.S............................................     667       73,029
    Jyske Bank A.S........................................  36,394    1,513,316
    Matas A.S.............................................  16,179      285,619
    NKT Holding A.S.......................................  16,112      831,816
    Nordjyske Bank A.S....................................   1,141       15,771
    Novo Nordisk A.S. Class B.............................  52,427    2,981,329

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
DENMARK -- (Continued)
    Novozymes A.S. Class B.................................   9,977 $   489,664
    Pandora A.S............................................  10,035   1,307,070
*   Parken Sport & Entertainment A.S.......................     848       8,279
    Per Aarsleff Holding A.S...............................  11,270     264,351
    Ringkjoebing Landbobank A.S............................   2,320     481,316
    Rockwool International A.S. Class B....................   4,487     849,551
    Royal Unibrew A.S......................................  21,383     983,529
    RTX A.S................................................   3,990      74,075
*   Santa Fe Group A.S.....................................   8,887      80,886
    Schouw & Co............................................   9,989     579,656
    SimCorp A.S............................................  17,341     898,006
    Solar A.S. Class B.....................................   4,464     228,360
    Spar Nord Bank A.S.....................................  42,209     349,061
    Sydbank A.S............................................  38,687   1,038,903
    TDC A.S................................................ 331,675   1,746,249
*   Tivoli A.S.............................................      10         695
*   TK Development A.S.....................................  36,593      41,520
*   Topdanmark A.S.........................................  43,920   1,089,046
    Tryg A.S...............................................  48,492     903,952
    United International Enterprises.......................     798     152,135
    Vestas Wind Systems A.S................................  18,318   1,280,626
*   Vestjysk Bank A.S......................................   1,419       1,665
*   William Demant Holding A.S.............................  47,885     977,821
#*  Zealand Pharma A.S.....................................   5,267     102,672
                                                                    -----------
TOTAL DENMARK..............................................          35,351,065
                                                                    -----------
FINLAND -- (2.1%)
    Ahlstrom Oyj...........................................   6,489      58,064
    Aktia Bank Oyj.........................................   1,169      11,382
    Alandsbanken Abp Class B...............................       5          77
    Alma Media Oyj.........................................   6,053      28,608
    Amer Sports Oyj........................................  63,952   1,815,619
    Apetit Oyj.............................................     276       4,073
    Aspo Oyj...............................................   6,205      47,319
    Atria Oyj..............................................   8,092      80,961
*   BasWare Oyj............................................   1,456      60,605
#   Bittium Oyj............................................  10,461      67,291
    Cargotec Oyj Class B...................................  24,533   1,100,264
    Caverion Corp..........................................  32,549     214,793
    Citycon Oyj............................................  93,565     234,066
    Comptel Oyj............................................  21,758      57,148
    Cramo Oyj..............................................  21,940     518,254
    Digia Oyj..............................................   1,627       6,232
    Elisa Oyj..............................................  42,719   1,549,868
    F-Secure Oyj...........................................  29,375      94,975
*   Finnair Oyj............................................  35,970     188,536
    Fiskars Oyj Abp........................................  16,616     336,892
    Fortum Oyj.............................................  98,858   1,642,234
#   HKScan Oyj Class A.....................................  20,891      74,040
    Huhtamaki Oyj..........................................  35,018   1,538,666
    Ilkka-Yhtyma Oyj.......................................   3,592       8,715
    Kemira Oyj.............................................  70,680     929,620
    Kesko Oyj Class A......................................   3,096     127,188

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
FINLAND -- (Continued)
    Kesko Oyj Class B......................................  41,548 $ 1,852,383
#   Kone Oyj Class B.......................................  18,181     921,212
    Konecranes Oyj.........................................  14,374     433,300
    Lassila & Tikanoja Oyj.................................  19,020     380,418
    Lemminkainen Oyj.......................................   2,421      38,430
    Metsa Board Oyj........................................ 125,806     735,445
    Metso Oyj..............................................  55,305   1,534,655
    Munksjo Oyj............................................   3,591      42,456
    Neste Oyj..............................................  50,237   1,906,469
    Nokia Oyj(5902941)..................................... 179,921   1,038,054
    Nokia Oyj(5946455)..................................... 143,713     825,716
    Nokian Renkaat Oyj.....................................  34,855   1,295,732
    Olvi Oyj Class A.......................................   7,168     208,921
    Oriola-KD Oyj Class B..................................  55,457     260,492
    Orion Oyj Class A......................................   5,798     235,054
    Orion Oyj Class B......................................  28,958   1,186,341
*   Outokumpu Oyj.......................................... 198,891   1,144,948
#*  Outotec Oyj............................................ 106,364     514,827
#   PKC Group Oyj..........................................  12,911     238,807
    Ponsse Oy..............................................   2,825      83,702
*   Poyry Oyj..............................................   6,843      26,261
*   QT Group Oyj...........................................   1,627       9,150
    Raisio Oyj Class V.....................................  80,223     369,427
    Ramirent Oyj...........................................  44,716     379,042
    Revenio Group Oyj......................................   1,221      34,794
    Sampo Oyj Class A......................................  46,849   1,940,656
    Sanoma Oyj.............................................  65,013     521,969
    Sponda Oyj.............................................  34,866     159,918
*   Stockmann Oyj Abp Class A..............................   2,666      17,771
#*  Stockmann Oyj Abp Class B..............................  26,291     175,729
    Stora Enso Oyj Class R................................. 285,475   2,593,392
*   Talvivaara Mining Co. P.L.C............................ 190,260       1,212
    Technopolis Oyj........................................  27,132     116,782
    Tieto Oyj..............................................  21,990     633,174
    Tikkurila Oyj..........................................  15,819     304,337
    UPM-Kymmene Oyj........................................ 273,652   5,643,385
    Uponor Oyj.............................................  22,059     410,132
    Vaisala Oyj Class A....................................   3,183     115,320
    Valmet Oyj.............................................  39,726     519,027
    Wartsila Oyj Abp.......................................  14,688     637,619
    YIT Oyj................................................  81,132     550,832
                                                                    -----------
TOTAL FINLAND..............................................          40,832,781
                                                                    -----------
FRANCE -- (5.9%)
    ABC Arbitrage..........................................   8,998      61,094
    Accor SA...............................................  15,475     647,848
    Actia Group............................................   5,344      34,675
    Aeroports de Paris.....................................   2,541     270,280
#*  Air France-KLM.........................................  45,894     266,204
    Air Liquide SA.........................................   5,785     616,747
    Akka Technologies......................................   4,661     159,762
    Albioma SA.............................................  12,972     223,535
*   Alstom SA..............................................   8,602     211,820

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
FRANCE -- (Continued)
    Altamir.................................................  11,362 $  129,613
    Alten SA................................................  11,932    827,634
    Altran Technologies SA..................................  72,366  1,050,656
    April SA................................................   6,744     85,330
#*  Archos..................................................  19,979     35,507
    Arkema SA...............................................  17,819  1,521,995
    Assystem................................................   5,757    158,291
    Atos SE.................................................  19,717  1,932,771
    Aubay...................................................   2,016     52,021
    AXA SA.................................................. 110,215  2,243,134
    AXA SA Sponsored ADR....................................  14,588    296,136
    Axway Software SA.......................................   3,291     90,103
    Beneteau SA.............................................   8,579     86,124
    BioMerieux..............................................   4,515    624,211
    BNP Paribas SA..........................................  73,561  3,648,940
    Boiron SA...............................................   2,896    268,391
    Bollore SA.............................................. 180,217    652,506
    Bonduelle SCA...........................................   8,702    224,763
#   Bourbon Corp............................................   8,709    102,969
    Bouygues SA.............................................  30,857    914,073
    Bureau Veritas SA.......................................  24,625    535,172
    Burelle SA..............................................      58     54,200
    Capgemini SA............................................   9,054    870,303
    Carrefour SA............................................  43,255  1,083,664
#   Casino Guichard Perrachon SA............................  24,080  1,305,102
    Catering International Services.........................     672     10,040
*   Cegedim SA..............................................   1,092     31,896
    Cegid Group SA..........................................   3,880    265,699
#*  CGG SA..................................................   9,806    234,385
#   CGG SA Sponsored ADR....................................     508     12,116
    Chargeurs SA............................................  21,098    272,139
    Christian Dior SE.......................................   1,578    285,403
    Cie de Saint-Gobain..................................... 105,119  4,462,535
    Cie des Alpes...........................................   6,554    130,002
    Cie Generale des Etablissements Michelin................  23,837  2,436,327
    CNP Assurances..........................................  50,177    766,621
*   Coface SA...............................................  14,404     73,343
    Credit Agricole SA......................................  82,395    729,880
    Danone SA...............................................  12,713    975,007
    Dassault Systemes.......................................   2,688    222,023
    Derichebourg SA.........................................  69,069    224,930
    Devoteam SA.............................................   2,063    104,210
    Edenred.................................................  24,305    551,380
    Eiffage SA..............................................  16,727  1,286,060
    Electricite de France SA................................  35,834    469,038
    Electricite de Strasbourg SA............................      88      8,837
    Elior Participations SCA................................  11,367    248,126
    Engie SA................................................ 135,265  2,226,402
#*  Eramet..................................................   3,930    138,084
    Essilor International SA................................   9,379  1,201,332
*   Esso SA Francaise.......................................   2,429    105,415
#*  Etablissements Maurel et Prom...........................  93,282    298,713
    Euler Hermes Group......................................   5,093    421,215

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
FRANCE -- (Continued)
    Eurofins Scientific SE..................................   2,681 $1,005,738
    Euronext NV.............................................   5,993    256,115
    Eutelsat Communications SA..............................  25,971    516,481
    Exel Industries Class A.................................      69      5,820
    Faiveley Transport SA...................................   2,496    258,209
    Faurecia................................................  22,261    877,990
    Fimalac.................................................      18      1,984
    Fleury Michon SA........................................     571     37,682
*   Futuren SA..............................................  46,531     36,460
    Gaztransport Et Technigaz SA............................   3,870    110,706
    GL Events...............................................   4,967     93,931
    Groupe Crit.............................................   2,177    146,041
    Groupe Eurotunnel SE....................................  51,587    536,129
*   Groupe Flo..............................................   2,320      2,231
*   Groupe Fnac SA..........................................   4,086    251,650
#   Groupe Gorge............................................   2,052     49,486
    Groupe Open.............................................   1,768     37,529
    Guerbet.................................................   2,969    199,908
    Haulotte Group SA.......................................   5,625     87,608
    Havas SA................................................  19,492    164,131
*   Hipay Group SA..........................................   2,179     28,510
    Iliad SA................................................   1,304    253,429
    Imerys SA...............................................  11,278    800,556
    Ingenico Group SA.......................................   7,186    787,819
    Interparfums SA.........................................   2,818     74,037
    Ipsen SA................................................  11,306    737,670
    IPSOS...................................................  22,830    751,901
    Jacquet Metal Service...................................   8,285    127,356
    JCDecaux SA.............................................   8,247    281,880
    Kering..................................................   2,640    501,728
    Korian SA...............................................  22,631    801,639
    Lagardere SCA...........................................  56,685  1,448,088
    Laurent-Perrier.........................................   1,001     79,454
    Le Noble Age............................................   3,880    133,465
    Lectra..................................................   8,258    136,833
    Legrand SA..............................................  13,193    727,956
    Linedata Services.......................................     385     17,370
    LISI....................................................  10,350    281,229
    LVMH Moet Hennessy Louis Vuitton SE.....................   6,702  1,147,666
    Maisons France Confort SA...............................     513     25,275
    Manitou BF SA...........................................   5,334     86,746
    Manutan International...................................     529     32,325
    Mersen..................................................   7,780    127,953
#*  METabolic EXplorer SA...................................  10,722     22,067
    Metropole Television SA.................................  20,920    380,622
    MGI Coutier.............................................   7,238    167,535
    Natixis SA.............................................. 141,854    584,939
*   Naturex.................................................   2,892    242,546
    Neopost SA..............................................  16,662    462,666
*   Nexans SA...............................................  24,125  1,217,506
    Nexity SA...............................................  16,336    868,987
#*  Nicox...................................................   7,923     85,192
*   NRJ Group...............................................   5,162     54,368

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
FRANCE -- (Continued)
#   Oeneo SA................................................   8,532 $   79,088
#*  Onxeo SA(B04P0G6).......................................   5,306     18,397
*   Onxeo SA(BPFJVR0).......................................   5,700     19,869
    Orange SA............................................... 126,019  1,934,019
    Orpea...................................................   8,489    750,214
#*  Parrot SA...............................................   3,993     62,080
    Pernod Ricard SA........................................   6,769    773,433
*   Peugeot SA.............................................. 136,118  2,055,914
#*  Pierre & Vacances SA....................................   3,256    154,507
    Plastic Omnium SA.......................................  18,592    589,824
    Plastivaloire...........................................     938    109,088
    PSB Industries SA.......................................     755     37,568
    Publicis Groupe SA......................................   9,458    704,294
#   Rallye SA...............................................  18,997    330,215
#*  Recylex SA..............................................   7,033     16,593
    Renault SA..............................................  22,726  1,987,028
    Rexel SA................................................ 150,758  2,242,047
    Robertet SA.............................................     246     79,325
    Rothschild & Co.........................................   5,009    124,908
    Rubis SCA...............................................   7,635    616,197
    Samse SA................................................      40      5,702
    Sanofi..................................................  34,442  2,933,538
    Sartorius Stedim Biotech................................   6,222    441,931
    Savencia SA.............................................   1,522     99,016
    Schneider Electric SE(4834108)..........................  10,466    682,835
    Schneider Electric SE(B11BPS1)..........................   1,883    123,268
    SCOR SE.................................................  76,077  2,222,487
    SEB SA..................................................   7,961  1,060,063
    Seche Environnement SA..................................     944     33,033
#*  Sequana SA..............................................  26,638     52,071
    SES SA..................................................  12,025    263,506
    SFR Group SA............................................   2,828     66,864
    Societe BIC SA..........................................   1,862    275,203
*   Societe des Bains de Mer et du Cercle des Etrangers a
      Monaco................................................     548     18,764
    Societe Generale SA.....................................  54,754  1,866,767
*   Societe Internationale de Plantations d'Heveas SA.......     378     13,689
    Societe Marseillaise du Tunnel Prado-Carenage SA........     200      6,969
    Sodexo SA...............................................   4,548    532,711
#*  SOITEC..................................................  91,192     74,499
#*  Solocal Group...........................................   9,249     35,186
    Somfy SA................................................     303    114,394
    Sopra Steria Group......................................   6,764    794,334
*   Stallergenes Greer P.L.C................................     728     20,343
*   Ste Industrielle d'Aviation Latecoere SA................  30,249    110,876
    Stef SA.................................................   2,766    216,456
    STMicroelectronics NV(5962332).......................... 165,688  1,211,574
    STMicroelectronics NV(2430025)..........................  14,700    107,604
#*  Store Electronic........................................   1,158     29,298
    Suez....................................................  20,674    335,526
    Sword Group.............................................   3,044     81,143
    Synergie SA.............................................   4,953    164,461
    Tarkett SA..............................................   2,584     83,280
    Technicolor SA..........................................  96,836    608,535

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- ------------
FRANCE -- (Continued)
    Technip SA............................................  50,974 $  2,857,983
    Teleperformance.......................................  19,734    1,836,118
    Television Francaise 1................................  64,164      620,463
    Tessi SA..............................................      94       14,113
    Thales SA.............................................   9,554      870,175
    Thermador Groupe......................................     511       47,241
    Total Gabon...........................................     101       14,670
    Total SA.............................................. 240,139   11,549,203
    Total SA Sponsored ADR................................      57        2,742
*   Touax SA..............................................     388        4,315
    Trigano SA............................................   4,601      272,572
*   Ubisoft Entertainment SA..............................  63,784    2,617,945
    Union Financiere de France BQE SA.....................     730       18,691
    Valeo SA..............................................  20,037    1,027,921
#*  Vallourec SA.......................................... 101,480      369,858
#*  Valneva SE............................................  24,905       65,464
    Vetoquinol SA.........................................     493       21,830
    Vicat SA..............................................   9,758      582,805
    VIEL & Cie SA.........................................  11,006       46,039
#   Vilmorin & Cie SA.....................................   2,077      137,618
    Vinci SA..............................................  17,186    1,306,225
*   Virbac SA.............................................   1,525      300,393
    Vivendi SA............................................ 113,136    2,221,513
    Vranken-Pommery Monopole SA...........................     394        9,557
*   Worldline SA..........................................   4,965      148,567
    Zodiac Aerospace......................................  15,279      344,043
                                                                   ------------
TOTAL FRANCE..............................................          112,308,472
                                                                   ------------
GERMANY -- (5.8%)
    Aareal Bank AG........................................  43,273    1,421,791
    Adidas AG.............................................  11,271    1,851,508
    Adler Modemaerkte AG..................................   4,316       37,297
#*  ADLER Real Estate AG..................................     788       11,819
*   ADVA Optical Networking SE............................  25,534      228,784
#*  AIXTRON SE............................................  24,048      150,977
    Allgeier SE...........................................   2,271       41,452
    Allianz SE............................................  25,753    3,690,011
    Allianz SE Sponsored ADR..............................  11,988      171,189
    Amadeus Fire AG.......................................   1,643      125,274
*   AS Creation Tapeten...................................      50        1,720
    Aurubis AG............................................  26,030    1,352,566
    Axel Springer SE......................................  17,600      964,612
    BASF SE...............................................  38,075    2,990,851
    Bauer AG..............................................   6,951       96,071
    Bayerische Motoren Werke AG...........................  33,040    2,846,861
    BayWa AG..............................................   9,568      302,719
    Bechtle AG............................................   6,886      797,001
    Beiersdorf AG.........................................   3,976      373,545
#   Bertrandt AG..........................................   1,769      193,459
    Bijou Brigitte AG.....................................   2,005      129,189
#*  Bilfinger SE..........................................  23,690      721,267
    Biotest AG............................................   4,254       78,802
#   Borussia Dortmund GmbH & Co. KGaA.....................  52,890      233,566

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
GERMANY -- (Continued)
    BRAAS Monier Building Group SA..........................     544 $   13,171
    Brenntag AG.............................................  17,117    850,304
    CANCOM SE...............................................   5,273    272,763
    Carl Zeiss Meditec AG...................................  13,025    486,432
    CENIT AG................................................   3,984     89,076
    CENTROTEC Sustainable AG................................   6,191     97,694
    Cewe Stiftung & Co. KGAA................................   3,908    309,037
#   Clere AG................................................   3,048     93,200
    Comdirect Bank AG.......................................  17,855    185,155
    Commerzbank AG.......................................... 138,409    913,618
    CompuGroup Medical SE...................................  10,913    471,707
*   Constantin Medien AG....................................  11,950     33,916
    Continental AG..........................................   1,314    275,569
    CropEnergies AG.........................................  17,051     98,453
    CTS Eventim AG & Co. KGaA...............................  14,913    519,152
    Daimler AG..............................................  89,896  6,111,496
*   DEAG Deutsche Entertainment AG..........................   2,858      8,814
#   Delticom AG.............................................   1,376     23,632
#*  Deutsche Bank AG(D18190898).............................  79,294  1,065,711
*   Deutsche Bank AG(5750355)...............................   1,436     19,312
    Deutsche Beteiligungs AG................................   7,425    235,172
    Deutsche Boerse AG......................................   9,256    777,146
    Deutsche EuroShop AG....................................   5,937    281,594
#   Deutsche Lufthansa AG................................... 136,476  1,622,246
    Deutsche Post AG........................................  27,702    826,740
    Deutsche Telekom AG..................................... 105,723  1,798,620
    Deutsche Telekom AG Sponsored ADR.......................  16,349    276,870
    Deutsche Wohnen AG......................................  28,338  1,060,923
    Deutz AG................................................  67,408    310,759
*   Dialog Semiconductor P.L.C..............................  19,113    626,745
    DIC Asset AG............................................   6,934     67,561
    DMG Mori AG.............................................  20,272    967,674
#   Dr Hoenle AG............................................   1,129     31,246
    Draegerwerk AG & Co. KGaA...............................   1,682     95,926
#   Drillisch AG............................................   8,176    324,794
    Duerr AG................................................   6,877    593,157
    E.ON SE................................................. 539,994  5,791,364
    Eckert & Ziegler AG.....................................   2,499     59,208
    Elmos Semiconductor AG..................................   8,030    100,148
#   ElringKlinger AG........................................  17,767    324,034
*   Euromicron AG...........................................   3,318     31,350
*   Evotec AG...............................................  26,184    119,808
    Fielmann AG.............................................   7,546    582,908
    Francotyp-Postalia Holding AG Class A...................   2,977     12,649
    Fraport AG Frankfurt Airport Services Worldwide.........  20,490  1,120,619
    Freenet AG..............................................  38,805  1,083,546
    Fresenius Medical Care AG & Co. KGaA....................  10,963  1,001,332
    Fresenius Medical Care AG & Co. KGaA ADR................   4,254    194,195
    Fresenius SE & Co. KGaA.................................   4,529    338,306
    Fuchs Petrolub SE.......................................   5,138    197,668
    GEA Group AG............................................  13,743    733,794
    Gerresheimer AG.........................................  18,463  1,585,115
#   Gerry Weber International AG............................  18,449    224,781

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
GERMANY -- (Continued)
    Gesco AG................................................   1,286 $  100,342
    GFK SE..................................................   7,957    305,098
    GFT Technologies SE.....................................   5,668    129,950
    Grammer AG..............................................   8,822    424,305
    GRENKE AG...............................................   1,404    274,803
*   H&R AG..................................................   7,768    130,284
    Hamburger Hafen und Logistik AG.........................  19,402    310,009
    Hannover Rueck SE.......................................   4,064    415,684
    HeidelbergCement AG.....................................  21,428  1,815,183
*   Heidelberger Druckmaschinen AG.......................... 127,347    366,406
    Hella KGaA Hueck & Co...................................   9,201    335,852
    Henkel AG & Co. KGaA....................................   1,781    193,332
    Highlight Communications AG.............................   8,842     52,997
    Hochtief AG.............................................   4,713    618,061
*   HolidayCheck Group AG...................................  16,554     42,530
    Hornbach Baumarkt AG....................................   4,164    118,275
    Hugo Boss AG............................................   6,065    359,932
    Indus Holding AG........................................  11,192    554,932
    Infineon Technologies AG................................  11,283    187,049
    Infineon Technologies AG ADR............................  44,524    741,325
#   Init Innovation In Traffic Systems AG...................     484      8,395
    Isra Vision AG..........................................   1,564    141,014
    Jenoptik AG.............................................  22,885    392,439
#   K+S AG.................................................. 101,422  2,119,924
    KION Group AG...........................................  18,469  1,012,729
*   Kloeckner & Co. SE......................................  76,269  1,022,566
*   Koenig & Bauer AG.......................................   6,102    337,846
#*  Kontron AG..............................................  32,120     94,453
    Krones AG...............................................   4,171    417,228
    KSB AG..................................................      37     15,506
*   KUKA AG.................................................   8,591  1,041,154
    KWS Saat SE.............................................     839    267,790
    Lanxess AG..............................................  42,713  2,018,168
    LEG Immobilien AG.......................................   8,032    806,416
    Leifheit AG.............................................     674     43,631
    Leoni AG................................................  23,096    854,499
    Linde AG................................................   6,050    869,474
#*  LPKF Laser & Electronics AG.............................   6,156     47,498
    MAN SE..................................................   1,923    201,639
#*  Manz AG.................................................   1,017     35,375
*   Medigene AG.............................................   1,746     14,300
    Merck KGaA..............................................   3,932    434,234
    Metro AG................................................  44,681  1,437,537
    MLP AG..................................................  38,375    148,442
    MTU Aero Engines AG.....................................  15,704  1,604,738
    Muenchener Rueckversicherungs-Gesellschaft AG...........  10,204  1,701,729
    Nemetschek SE...........................................   7,104    447,215
    Nexus AG................................................   1,959     37,068
*   Nordex SE...............................................  20,754    576,393
    Norma Group SE..........................................  10,337    537,524
    OHB SE..................................................   4,708     97,584
    Osram Licht AG..........................................  27,767  1,444,663
#*  Paion AG................................................  16,014     38,489

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
GERMANY -- (Continued)
*   Patrizia Immobilien AG..................................  29,826 $  753,243
    Pfeiffer Vacuum Technology AG...........................   4,509    466,417
    PNE Wind AG.............................................  56,123    133,262
    Progress-Werk Oberkirch AG..............................     458     17,909
    ProSiebenSat.1 Media SE.................................  10,357    474,420
    Puma SE.................................................     972    242,253
*   QIAGEN NV(5732825)......................................  34,285    900,011
*   QIAGEN NV(2437907)......................................  12,879    345,157
#   QSC AG..................................................  59,902     98,921
#   R Stahl AG..............................................   1,041     36,741
    Rational AG.............................................     971    469,733
    Rheinmetall AG..........................................  18,479  1,294,673
    RHOEN-KLINIKUM AG.......................................  27,136    799,702
#   RIB Software AG.........................................  13,184    147,586
    RTL Group SA............................................   2,466    210,242
*   RWE AG.................................................. 247,438  4,401,212
    SAF-Holland SA..........................................  25,302    305,434
#   Salzgitter AG...........................................  26,655    831,795
    SAP SE..................................................  10,370    907,617
    Schaltbau Holding AG....................................   2,774    132,670
#*  SGL Carbon SE...........................................  12,166    148,310
    SHW AG..................................................   3,890    108,816
    Siemens AG..............................................  22,303  2,420,911
*   Singulus Technologies AG................................     103        603
    Sixt SE.................................................  10,681    571,572
*   SKW Stahl-Metallurgie Holding AG........................   1,512      4,909
#   SMA Solar Technology AG.................................   5,887    296,675
*   SMT Scharf AG...........................................     508      6,137
    Softing AG..............................................     444      5,138
    Software AG.............................................  23,029    929,195
#*  Solarworld AG...........................................     106        617
*   Stabilus SA.............................................     293     15,329
    Stada Arzneimittel AG...................................  36,588  1,974,977
    STRATEC Biomedical AG...................................   1,225     70,258
#   Stroeer SE & Co KGaA....................................   8,990    427,389
    Suedzucker AG...........................................  57,029  1,427,078
*   Suess MicroTec AG.......................................  17,284    116,111
    Surteco SE..............................................   4,621    104,861
    Symrise AG..............................................   7,136    503,180
#   TAG Immobilien AG.......................................  28,855    410,801
    Takkt AG................................................  17,769    426,706
*   Talanx AG...............................................  20,403    613,654
    Technotrans AG..........................................   3,069     61,270
    Telefonica Deutschland Holding AG....................... 145,625    594,592
    ThyssenKrupp AG.........................................  13,626    312,479
    TLG Immobilien AG.......................................   5,963    133,502
#*  Tom Tailor Holding AG...................................   7,699     30,530
    United Internet AG......................................  12,953    573,267
    USU Software AG.........................................     590     14,845
#   VERBIO Vereinigte BioEnergie AG.........................  16,885     95,521
    Volkswagen AG...........................................   2,816    416,411
*   Vossloh AG..............................................   6,321    390,487
    VTG AG..................................................   9,755    274,965

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
GERMANY -- (Continued)
#   Wacker Chemie AG....................................     7,930 $    739,206
    Wacker Neuson SE....................................    16,443      293,726
    Washtec AG..........................................     5,153      210,159
*   Wincor Nixdorf AG...................................    17,870      988,817
    Wirecard AG.........................................     1,510       70,261
#   XING AG.............................................       760      151,864
    Zeal Network SE.....................................     3,805      150,397
                                                                   ------------
TOTAL GERMANY...........................................            110,947,074
                                                                   ------------
HONG KONG -- (2.9%)
*   13 Holdings, Ltd. (The).............................   210,500       82,720
    Aeon Stores Hong Kong Co., Ltd......................    22,000       18,333
    Agritrade Resources, Ltd............................   440,000       82,915
    AIA Group, Ltd......................................   325,600    2,028,224
    Alco Holdings, Ltd..................................    74,000       33,873
    Allied Group, Ltd...................................     6,000       30,563
    Allied Properties HK, Ltd...........................   542,540      110,866
*   Anxian Yuan China Holdings, Ltd.....................   580,000        8,478
*   Apac Resources, Ltd.................................   873,175       12,497
*   Applied Development Holdings, Ltd...................   375,000       19,117
    APT Satellite Holdings, Ltd.........................   253,500      174,506
#   Asia Financial Holdings, Ltd........................   136,000       71,285
    Asia Satellite Telecommunications Holdings, Ltd.....    39,000       56,162
    Asia Standard International Group, Ltd..............    72,000       14,960
#   ASM Pacific Technology, Ltd.........................    50,300      374,433
#   Associated International Hotels, Ltd................    10,000       27,721
*   Auto Italia Holdings................................   875,000       17,858
*   AVIC Joy Holdings HK, Ltd........................... 1,570,000       36,682
#   Bank of East Asia, Ltd. (The).......................   184,507      763,812
    BEP International Holdings, Ltd..................... 1,870,000      101,572
    BOC Hong Kong Holdings, Ltd.........................   140,000      460,949
    Bonjour Holdings, Ltd...............................   596,200       26,177
    Bossini International Holdings, Ltd.................   724,000       50,446
    Bright Smart Securities & Commodities Group, Ltd....   238,000       68,041
#   Brightoil Petroleum Holdings, Ltd...................   749,000      220,770
*   Brockman Mining, Ltd................................   873,840       13,665
*   Burwill Holdings, Ltd............................... 1,724,000       48,977
    Cafe de Coral Holdings, Ltd.........................    94,000      316,292
    Cathay Pacific Airways, Ltd.........................   333,000      541,561
    CCT Fortis Holdings, Ltd............................    72,000        9,186
    Chen Hsong Holdings.................................    48,000        9,804
    Cheuk Nang Holdings, Ltd............................    21,211       16,312
    Cheung Kong Infrastructure Holdings, Ltd............     6,000       53,117
    Cheung Wo International Holdings, Ltd...............   348,000       10,945
    Chevalier International Holdings, Ltd...............    30,055       48,577
#*  China Beidahuang Industry Group Holdings, Ltd.......   244,000       12,135
*   China Best Group Holding, Ltd....................... 1,480,000       39,520
#*  China Billion Resources, Ltd........................    99,000          549
*   China Chuanglian Education Group, Ltd...............   660,000       15,444
*   China Energy Development Holdings, Ltd.............. 6,602,000       84,553
*   China Environmental Energy Investment, Ltd.......... 1,700,000       22,408
*   China Ever Grand Financial Leasing Group Co.,
      Ltd...............................................   610,000        8,432
    China Flavors & Fragrances Co., Ltd.................    56,437       18,010

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
HONG KONG -- (Continued)
*   China Medical & Healthcare Group, Ltd................    620,000 $   32,831
    China Metal International Holdings, Inc..............    162,000     50,162
*   China National Culture Group, Ltd....................  1,740,000      9,896
#*  China Public Procurement, Ltd........................  2,172,000     28,665
#*  China Smarter Energy Group Holdings, Ltd.............     76,000      5,688
*   China Solar Energy Holdings, Ltd.....................     64,000        278
*   China Star Entertainment, Ltd........................    374,000     36,226
*   China Strategic Holdings, Ltd........................  1,960,000     50,572
*   China Ting Group Holdings, Ltd.......................    226,000     10,504
*   China Wah Yan Healthcare, Ltd........................    248,950      3,928
    Chinese Estates Holdings, Ltd........................      7,000     18,980
    Chow Sang Sang Holdings International, Ltd...........    217,000    425,797
#   Chow Tai Fook Jewellery Group, Ltd...................    188,200    145,332
    Chuang's Consortium International, Ltd...............    790,925    151,109
    CITIC Telecom International Holdings, Ltd............    982,000    370,172
    CK Hutchison Holdings, Ltd...........................    142,960  1,675,624
    CK Life Sciences Int'l Holdings, Inc.................  1,358,000    122,727
    CNT Group, Ltd.......................................    406,000     24,510
*   Common Splendor International Health Industry Group,
      Ltd................................................    550,000     46,060
*   Continental Holdings, Ltd............................  1,520,000     21,520
*   Convoy Financial Holdings, Ltd.......................  1,278,000     40,497
*   CP Lotus Corp........................................    260,000      4,945
*   Crocodile Garments...................................    714,000     76,557
    Cross-Harbour Holdings, Ltd. (The)...................     16,000     21,843
    CSI Properties, Ltd..................................  2,651,515    100,961
    CW Group Holdings, Ltd...............................    259,000     69,057
    Dah Sing Banking Group, Ltd..........................    279,395    524,035
    Dah Sing Financial Holdings, Ltd.....................    125,066    839,204
    Dan Form Holdings Co., Ltd...........................    521,000    129,066
    Dickson Concepts International, Ltd..................     34,500     11,828
    Eagle Nice International Holdings, Ltd...............    242,000     59,014
    Emperor Capital Group, Ltd...........................  1,713,000    152,712
    Emperor Entertainment Hotel, Ltd.....................    520,000    120,507
    Emperor International Holdings, Ltd..................  1,189,750    271,756
*   Emperor Watch & Jewellery, Ltd.......................  2,080,000     61,278
*   EPI Holdings, Ltd....................................  1,260,000     23,444
#*  Esprit Holdings, Ltd.................................  1,019,299    818,414
    Fairwood Holdings, Ltd...............................     24,500    115,170
    Far East Consortium International, Ltd...............  1,075,754    373,451
#   FIH Mobile, Ltd......................................  1,611,000    549,017
    First Pacific Co., Ltd...............................    959,200    746,004
    First Shanghai Investments, Ltd......................    608,000     95,225
    Fountain SET Holdings, Ltd...........................    436,000     51,220
*   Freeman Financial Corp., Ltd.........................    960,000     49,685
#   Future Bright Holdings, Ltd..........................    348,000     38,101
    G-Resources Group, Ltd............................... 14,668,800    257,778
#   Galaxy Entertainment Group, Ltd......................    138,000    460,068
#*  GCL New Energy Holdings, Ltd.........................  2,028,000     87,854
    Genting Hong Kong, Ltd...............................    400,000    118,553
*   Get Nice Financial Group, Ltd........................    108,150     14,939
    Get Nice Holdings, Ltd...............................  4,326,000    148,242
#   Giordano International, Ltd..........................    756,000    397,061
*   Global Brands Group Holding, Ltd.....................  3,602,000    316,443

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
HONG KONG -- (Continued)
    Glorious Sun Enterprises, Ltd.........................   447,000 $   54,775
    Gold Peak Industries Holdings, Ltd....................    81,000      7,938
    Golden Resources Development International, Ltd.......    90,000      4,991
*   Good Resources Holdings, Ltd..........................   540,000     28,307
    Great Eagle Holdings, Ltd.............................   150,568    680,924
    Guangnan Holdings, Ltd................................   154,000     17,300
    Guoco Group, Ltd......................................     1,000     11,385
#   Guotai Junan International Holdings, Ltd.............. 1,201,000    404,690
    Haitong International Securities Group, Ltd...........   921,602    558,058
    Hang Lung Group, Ltd..................................   289,000    936,458
    Hang Lung Properties, Ltd.............................   479,000  1,038,081
    Hang Seng Bank, Ltd...................................    22,400    401,000
    Hanison Construction Holdings, Ltd....................   139,459     22,564
    Hanny Holdings, Ltd.(BYYCZY8).........................   266,000     11,314
    Hanny Holdings, Ltd.(BYYCZY8)......................... 2,528,000    107,899
*   Hao Tian Development Group, Ltd....................... 1,548,800     85,245
    Harbour Centre Development, Ltd.......................    36,000     63,187
    Henderson Land Development Co., Ltd...................   134,986    805,759
    HK Electric Investments & HK Electric Investments,
      Ltd.................................................   119,288    114,271
#   HKBN, Ltd.............................................    10,000     11,970
    HKR International, Ltd................................   456,571    198,698
    HKT Trust & HKT, Ltd..................................   241,000    382,383
    Hon Kwok Land Investment Co., Ltd.....................    62,000     24,619
    Hong Kong Aircraft Engineering Co., Ltd...............    14,800     96,522
*   Hong Kong Building & Loan Agency, Ltd. (The)..........   400,000     16,300
#   Hong Kong Ferry Holdings Co., Ltd.....................    21,000     24,013
*   Hong Kong Television Network, Ltd.....................   466,000     82,972
*   Hong Kong Television Network, Ltd. ADR................     3,100     10,881
    Hongkong & Shanghai Hotels, Ltd. (The)................   232,000    248,337
    Hongkong Chinese, Ltd.................................   164,000     31,163
    Hop Hing Group Holdings, Ltd.......................... 1,832,000     22,743
    Hopewell Holdings, Ltd................................   256,000    847,946
#   Hsin Chong Group Holding, Ltd......................... 1,408,000    123,078
#   Hua Hong Semiconductor, Ltd...........................   166,000    155,839
    Hung Hing Printing Group, Ltd.........................   150,000     17,400
    Hutchison Telecommunications Hong Kong Holdings,
      Ltd.................................................   944,000    345,884
    Hysan Development Co., Ltd............................    56,000    258,245
*   I-CABLE Communications, Ltd...........................   358,000     38,774
#   IGG, Inc..............................................    30,000     12,828
#*  Imagi International Holdings, Ltd.....................   601,599     16,329
*   International Standard Resources Holdings, Ltd........ 2,166,000     31,008
*   iOne Holdings, Ltd....................................   700,000     14,465
    IPE Group, Ltd........................................   365,000     79,171
*   IRC, Ltd.............................................. 1,109,066     23,776
    IT, Ltd...............................................   298,000     91,108
    ITC Corp., Ltd........................................   212,000     16,752
    Johnson Electric Holdings, Ltd........................   204,625    514,918
    K Wah International Holdings, Ltd..................... 1,104,995    559,338
    Kader Holdings Co., Ltd...............................   214,000     18,489
    Kerry Logistics Network, Ltd..........................   254,750    364,576
    Kerry Properties, Ltd.................................   243,000    666,405
    Kingmaker Footwear Holdings, Ltd......................   204,000     50,550
#*  Kingston Financial Group, Ltd......................... 1,610,000    715,175

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
HONG KONG -- (Continued)
*   Ko Yo Chemical Group, Ltd............................    320,000 $    4,597
    Kowloon Development Co., Ltd.........................    339,000    316,019
    Kwoon Chung Bus Holdings, Ltd........................     42,000     22,209
    L'Occitane International SA..........................     85,500    178,850
*   L'sea Resources International Holdings, Ltd..........    710,000     12,122
    Lai Sun Development Co., Ltd......................... 11,295,666    204,313
*   Landing International Development, Ltd...............  4,710,000     92,359
*   Lerado Financial Group Co., Ltd......................    772,000      5,493
    Li & Fung, Ltd.......................................  1,130,000    566,153
*   Lifestyle China Group, Ltd...........................    251,000     50,146
    Lifestyle International Holdings, Ltd................    251,000    354,497
    Lippo China Resources, Ltd...........................  2,772,000     70,828
    Lippo, Ltd...........................................      9,000      5,545
*   Lisi Group Holdings, Ltd.............................    672,000     53,736
    Liu Chong Hing Investment, Ltd.......................    132,000    164,493
    Luen Thai Holdings, Ltd..............................     87,000     13,587
    Luk Fook Holdings International, Ltd.................    211,000    536,482
    Lung Kee Bermuda Holdings............................     38,000     10,537
#*  Macau Legend Development, Ltd........................  1,755,000    247,544
    Magnificent Hotel Investment, Ltd....................    818,000     18,415
    Man Wah Holdings, Ltd................................    894,400    653,379
*   Mason Financial Holdings, Ltd........................  2,420,000     85,915
    Melco Crown Entertainment, Ltd. ADR..................     10,831    151,201
#   Melco International Development, Ltd.................    263,000    270,480
#   MGM China Holdings, Ltd..............................     76,400    111,081
#*  Midland Holdings, Ltd................................    358,584    111,096
    Miramar Hotel & Investment...........................     54,000     93,364
*   Mongolian Mining Corp................................  3,299,999     30,612
    MTR Corp., Ltd.......................................     40,412    228,875
    NagaCorp, Ltd........................................    900,000    615,817
*   National United Resources Holdings, Ltd..............    350,000      6,422
*   Neo-Neon Holdings, Ltd...............................    205,000     25,367
*   Neptune Group, Ltd...................................    355,500     15,382
*   NetMind Financial Holdings, Ltd...................... 12,168,000    125,469
    New World Development Co., Ltd.......................  1,240,542  1,445,722
#   Newocean Energy Holdings, Ltd........................    668,000    198,569
    Next Digital, Ltd....................................    436,000     22,475
    NWS Holdings, Ltd....................................    420,513    689,576
*   O Luxe Holdings, Ltd.................................    938,700     71,501
*   Orange Sky Golden Harvest Entertainment Holdings,
      Ltd................................................    945,000     47,034
    Orient Overseas International, Ltd...................    138,000    489,921
    Oriental Watch Holdings..............................    198,000     23,520
*   Pacific Andes International Holdings, Ltd............  1,218,336     17,195
*   Pacific Basin Shipping, Ltd..........................  1,672,000    185,684
    Pacific Textiles Holdings, Ltd.......................    162,000    229,742
    Paliburg Holdings, Ltd...............................     44,000     12,752
#*  Paradise Entertainment, Ltd..........................    340,000     51,629
#   PCCW, Ltd............................................  1,069,013    778,852
*   Peace Map Holding, Ltd...............................  1,460,000     34,934
*   Pearl Oriental Oil, Ltd..............................    933,800     35,585
    Perfect Shape Beauty Technology, Ltd.................     56,000      5,650
    Pico Far East Holdings, Ltd..........................    404,000    125,146
    Playmates Holdings, Ltd..............................     96,000    121,457

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                          --------- ----------
HONG KONG -- (Continued)
    Playmates Toys, Ltd..................................   340,000 $   64,459
    Polytec Asset Holdings, Ltd..........................   930,000     56,374
#   Prada SpA............................................    26,200     77,938
    Public Financial Holdings, Ltd.......................   124,000     52,362
    PYI Corp., Ltd....................................... 2,456,000     49,529
    Regal Hotels International Holdings, Ltd.............   296,000    145,116
    SA SA International Holdings, Ltd....................   394,073    172,007
    Samsonite International SA...........................   175,800    499,504
    SAS Dragon Holdings, Ltd.............................   294,000     48,543
#   SEA Holdings, Ltd....................................   104,000    249,722
*   SEEC Media Group, Ltd................................ 2,742,000     31,870
    Shangri-La Asia, Ltd.................................   807,666    868,988
#   Shenwan Hongyuan HK, Ltd.............................   212,500    106,115
*   Shougang Concord Grand Group, Ltd....................   253,000      8,173
    Shun Ho Technology Holdings, Ltd.....................    13,497      4,701
    Shun Tak Holdings, Ltd...............................   921,249    299,031
*   Silver base Group Holdings, Ltd......................   327,000     29,158
    Singamas Container Holdings, Ltd.....................   836,000     77,710
    Sino Land Co., Ltd...................................   511,735    915,624
    Sitoy Group Holdings, Ltd............................   239,000     78,226
#   SJM Holdings, Ltd....................................   534,000    334,758
*   Skyway Securities Group, Ltd......................... 2,980,000    105,627
    SmarTone Telecommunications Holdings, Ltd............   142,666    254,365
*   SOCAM Development, Ltd...............................   171,768     80,989
*   Solartech International Holdings, Ltd................   540,000     23,357
*   Solomon Systech International, Ltd...................   332,000     13,078
    Soundwill Holdings, Ltd..............................    50,500     80,034
*   South China Holdings Co., Ltd........................   960,000     68,939
    Stella International Holdings, Ltd...................   147,000    251,728
    Stelux Holdings International, Ltd...................   162,800     12,793
*   Success Universe Group, Ltd..........................   300,000      6,228
    Sun Hung Kai & Co., Ltd..............................   456,341    268,848
    Sun Hung Kai Properties, Ltd.........................    95,282  1,367,149
    Swire Pacific, Ltd. Class A..........................    99,000  1,186,402
    Swire Pacific, Ltd. Class B..........................   105,000    218,379
    TAI Cheung Holdings, Ltd.............................    47,000     38,862
    Tao Heung Holdings, Ltd..............................   169,000     38,278
    Techtronic Industries Co., Ltd.......................   218,000    923,172
#   Television Broadcasts, Ltd...........................   167,000    566,956
#   Texwinca Holdings, Ltd...............................   368,000    289,723
*   Titan Petrochemicals Group, Ltd......................   620,000      5,754
*   TOM Group, Ltd.......................................   130,000     34,944
    Tradelink Electronic Commerce, Ltd...................   118,000     25,773
    Transport International Holdings, Ltd................   103,600    285,934
#*  Trinity, Ltd.........................................   840,000     65,154
*   TSC Group Holdings, Ltd..............................   276,000     37,819
    Tsui Wah Holdings, Ltd...............................   100,000     18,820
#*  United Laboratories International Holdings, Ltd.
      (The)..............................................   431,000    168,975
#*  United Photovoltaics Group, Ltd...................... 1,858,000    137,267
*   Up Energy Development Group, Ltd.....................   590,000      9,810
*   Value Convergence Holdings, Ltd......................   132,000     25,134
#   Value Partners Group, Ltd............................   242,000    204,438
    Varitronix International, Ltd........................   231,000    101,318

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
HONG KONG -- (Continued)
    Vedan International Holdings, Ltd....................   140,000 $    13,384
    Victory City International Holdings, Ltd............. 1,334,773      59,442
    Vitasoy International Holdings, Ltd..................   326,000     619,678
*   VS International Group, Ltd..........................   376,000      20,632
    VST Holdings, Ltd....................................   505,200     120,638
    VTech Holdings, Ltd..................................    41,200     448,141
    Wang On Group, Ltd................................... 3,560,000      30,284
    WH Group, Ltd........................................   288,000     227,435
    Wharf Holdings, Ltd. (The)...........................   194,000   1,340,732
    Wheelock & Co., Ltd..................................   186,000     997,406
    Win Hanverky Holdings, Ltd...........................   436,000      70,921
*   Winfull Group Holdings, Ltd..........................   896,000      21,193
    Wing On Co. International, Ltd.......................    30,000      88,069
#   Wing Tai Properties, Ltd.............................   138,000      82,236
    Wynn Macau, Ltd......................................    85,200     138,904
*   Xingye Copper International Group, Ltd...............   121,000      13,894
#*  Xinyi Automobile Glass Hong Kong Enterprises, Ltd....   123,250      21,128
    Xinyi Glass Holdings, Ltd............................   986,000     754,625
    Yeebo International Holdings, Ltd....................   138,000      42,765
    YGM Trading, Ltd.....................................     8,000       4,266
    YT Realty Group, Ltd.................................    26,000      12,602
*   Yuan Heng Gas Holdings, Ltd..........................   392,000      28,353
    Yue Yuen Industrial Holdings, Ltd....................   169,000     686,730
    Yugang International, Ltd............................ 3,270,000      53,283
*   ZH International Holdings, Ltd.......................   800,000      21,752
                                                                    -----------
TOTAL HONG KONG..........................................            55,047,535
                                                                    -----------
IRELAND -- (0.5%)
*   Bank of Ireland...................................... 4,097,779     847,255
    C&C Group P.L.C......................................   130,159     524,500
    CRH P.L.C............................................     4,854     148,121
    CRH P.L.C. Sponsored ADR.............................    68,904   2,119,487
*   FBD Holdings P.L.C...................................     8,425      58,225
    Glanbia P.L.C........................................    36,346     699,897
    IFG Group P.L.C......................................    20,762      49,198
*   Independent News & Media P.L.C.......................   208,581      31,247
    Irish Continental Group P.L.C........................    50,020     263,911
*   Kenmare Resources P.L.C.(BDBGZ46)....................     1,003          --
*   Kenmare Resources P.L.C.(BDC5DG0)....................       356         995
    Kerry Group P.L.C. Class A...........................     8,057     689,395
    Kingspan Group P.L.C.................................    40,662     932,855
    Paddy Power Betfair P.L.C.(BWXC0Z1)..................     8,908   1,035,048
    Paddy Power Betfair P.L.C.(BWT6H89)..................     9,894   1,160,425
    Smurfit Kappa Group P.L.C............................    40,275     945,781
                                                                    -----------
TOTAL IRELAND............................................             9,506,340
                                                                    -----------
ISRAEL -- (0.7%)
*   ADO Group, Ltd.......................................     2,825      39,948
#*  Africa Israel Investments, Ltd.......................    73,121      22,773
    Africa Israel Properties, Ltd........................     1,260      20,370
*   Airport City, Ltd....................................    10,816     115,575
*   Allot Communications, Ltd............................     9,444      46,612

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
ISRAEL -- (Continued)
    Alrov Properties and Lodgings, Ltd........................   3,637 $ 77,783
    Amot Investments, Ltd.....................................  21,324   89,453
*   AudioCodes, Ltd...........................................   4,091   17,093
    Avgol Industries 1953, Ltd................................  26,511   31,229
*   Azorim-Investment Development & Construction Co., Ltd.....  64,324   57,612
    Azrieli Group, Ltd........................................   6,996  307,863
    Bank Hapoalim BM.......................................... 125,081  637,617
*   Bank Leumi Le-Israel BM................................... 275,867  994,044
    Bayside Land Corp.........................................     192   71,684
    Bezeq The Israeli Telecommunication Corp., Ltd............ 127,225  252,497
    Big Shopping Centers, Ltd.................................     959   58,305
    Blue Square Real Estate, Ltd..............................     346   13,327
*   Cellcom Israel, Ltd.(B23WQK8).............................  10,729   77,706
*   Cellcom Israel, Ltd.(M2196U109)...........................  11,781   84,941
*   Ceragon Networks, Ltd.....................................   5,455   12,212
*   Clal Biotechnology Industries, Ltd........................  22,507   16,926
*   Clal Insurance Enterprises Holdings, Ltd..................  12,893  139,377
*   Compugen, Ltd.............................................   6,312   42,893
    Delek Automotive Systems, Ltd.............................  12,989  112,882
    Delek Group, Ltd..........................................     546  113,762
#   Delta-Galil Industries, Ltd...............................   6,683  202,338
    Direct Insurance Financial Investments, Ltd...............  11,694   90,217
    El Al Israel Airlines..................................... 236,525  178,221
    Elbit Systems, Ltd.(6308913)..............................   2,463  248,568
    Elbit Systems, Ltd.(M3760D101)............................   1,367  137,548
*   Electra Consumer Products 1970, Ltd.......................   1,436   15,948
    Electra, Ltd..............................................   1,243  171,093
*   Elron Electronic Industries, Ltd..........................   7,966   36,566
    Energix-Renewable Energies, Ltd...........................  57,548   43,972
*   Evogene, Ltd..............................................   5,878   40,791
    First International Bank Of Israel, Ltd...................  23,213  292,685
    FMS Enterprises Migun, Ltd................................   1,604   38,821
    Formula Systems 1985, Ltd.................................   7,015  265,707
    Fox Wizel, Ltd............................................   1,991   30,332
    Frutarom Industries, Ltd..................................   8,615  432,239
*   Gilat Satellite Networks, Ltd.(B01BZ39)...................  14,091   64,306
*   Gilat Satellite Networks, Ltd.(M51474118).................   3,697   16,563
*   Hadera Paper, Ltd.........................................     615   19,011
#   Harel Insurance Investments & Financial Services, Ltd.....  85,948  316,734
    Hilan, Ltd................................................   2,399   36,472
    IDI Insurance Co., Ltd....................................     475   23,040
    Industrial Buildings Corp., Ltd...........................   6,741    7,521
    Israel Chemicals, Ltd.....................................  70,349  283,333
*   Israel Discount Bank, Ltd. Class A........................ 401,234  692,306
*   Jerusalem Oil Exploration.................................   6,588  290,351
#*  Kamada, Ltd...............................................  19,297   77,227
*   Kenon Holdings, Ltd.......................................   3,383   39,960
    Magic Software Enterprises, Ltd...........................     765    5,723
    Matrix IT, Ltd............................................  39,848  277,679
*   Mazor Robotics, Ltd.......................................   7,056   77,541
    Meitav DS Investments, Ltd................................     436    1,395
    Melisron, Ltd.............................................   3,433  146,710
*   Menora Mivtachim Holdings, Ltd............................  16,403  132,489

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
ISRAEL -- (Continued)
#*  Migdal Insurance & Financial Holding, Ltd............   125,328 $    76,253
    Mivtach Shamir Holdings, Ltd.........................     3,088      65,194
    Mizrahi Tefahot Bank, Ltd............................    50,896     618,253
*   Naphtha Israel Petroleum Corp., Ltd..................    17,995     111,096
    Neto ME Holdings, Ltd................................       195      15,395
    Nice, Ltd. Sponsored ADR.............................     3,145     215,904
*   Nova Measuring Instruments, Ltd......................    12,115     137,241
#*  Oil Refineries, Ltd..................................   925,799     334,663
*   Partner Communications Co., Ltd......................    31,937     153,029
*   Partner Communications Co., Ltd. ADR.................    10,082      47,083
    Paz Oil Co., Ltd.....................................     3,259     531,145
*   Phoenix Holdings, Ltd. (The).........................    35,152      85,420
    Plasson Industries, Ltd..............................     1,206      34,680
    Rami Levy Chain Stores Hashikma Marketing 2006,
      Ltd................................................     2,501      97,273
    Sapiens International Corp. NV.......................     6,920      90,248
#   Shikun & Binui, Ltd..................................   111,688     196,942
    Shufersal, Ltd.......................................    58,568     205,562
    Strauss Group, Ltd...................................     6,285     101,218
*   Summit Real Estate Holdings, Ltd.....................     5,230      27,126
    Teva Pharmaceutical Industries, Ltd..................       395      21,619
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR...    37,619   2,012,616
*   Tower Semiconductor, Ltd.............................     6,141      83,631
*   Union Bank of Israel.................................    11,830      41,770
                                                                    -----------
TOTAL ISRAEL.............................................            13,491,252
                                                                    -----------
ITALY -- (2.4%)
    A2A SpA..............................................   230,899     328,003
    ACEA SpA.............................................    10,441     145,345
*   Aeffe SpA............................................     6,810       7,877
    Alerion Cleanpower SpA...............................     2,861       5,026
#   Amplifon SpA.........................................    36,372     362,979
    Anima Holding SpA....................................    51,710     259,567
    Ansaldo STS SpA......................................    28,735     336,736
*   Arnoldo Mondadori Editore SpA........................    64,951      73,095
    Ascopiave SpA........................................    26,594      83,843
    Assicurazioni Generali SpA...........................   303,243   3,994,746
#   Astaldi SpA..........................................    38,221     167,320
    Atlantia SpA.........................................    19,780     494,824
    Autogrill SpA........................................    51,004     444,030
    Azimut Holding SpA...................................    28,368     446,718
#*  Banca Carige SpA.....................................   151,084      56,713
    Banca Generali SpA...................................    20,370     421,690
    Banca IFIS SpA.......................................    10,312     235,727
    Banca Mediolanum SpA.................................    37,147     272,590
#*  Banca Monte dei Paschi di Siena SpA..................   315,547     109,148
    Banca Popolare dell'Emilia Romagna SC................   294,662   1,212,256
#   Banca Popolare di Milano Scarl....................... 2,734,351   1,328,975
    Banca Popolare di Sondrio SCARL......................   270,612     732,180
    Banca Profilo SpA....................................    74,644      15,796
    Banco di Desio e della Brianza SpA...................    19,322      36,778
    Banco Popolare SC....................................   407,346   1,148,899
    BasicNet SpA.........................................    13,861      53,694
    Biesse SpA...........................................     5,834      81,809

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
ITALY -- (Continued)
    Brembo SpA..............................................  11,209 $  655,516
#   Brunello Cucinelli SpA..................................   4,034     75,298
    Buzzi Unicem SpA........................................  35,964    721,806
#   Cairo Communication SpA.................................   6,381     28,452
    Cementir Holding SpA....................................  38,268    166,847
    Cerved Information Solutions SpA........................  37,421    314,057
    CIR-Compagnie Industriali Riunite SpA................... 273,909    314,588
#   CNH Industrial NV.......................................  37,663    268,967
    Credito Emiliano SpA....................................  75,166    477,134
    Credito Valtellinese SC................................. 737,433    327,499
    d'Amico International Shipping SA....................... 121,883     45,700
    Danieli & C Officine Meccaniche SpA.....................   8,213    161,992
    Datalogic SpA...........................................   8,090    145,932
    Davide Campari-Milano SpA...............................  65,448    676,253
    De' Longhi SpA..........................................  19,074    476,856
    DeA Capital SpA.........................................  49,802     57,357
    DiaSorin SpA............................................   7,370    464,075
*   Ei Towers SpA...........................................   5,456    294,338
    El.En. SpA..............................................   1,628     27,234
    Enel SpA................................................ 161,430    742,991
    Eni SpA................................................. 211,731  3,247,958
    Eni SpA Sponsored ADR...................................   7,138    218,780
    ERG SpA.................................................  32,746    379,879
    Esprinet SpA............................................  15,324     95,719
*   Eurotech SpA............................................  15,195     23,973
    Falck Renewables SpA....................................  89,276     74,654
    Ferrari NV..............................................   8,873    401,697
#   Fiat Chrysler Automobiles NV............................  88,733    572,425
*   Fincantieri SpA.........................................  51,894     22,659
    FinecoBank Banca Fineco SpA.............................   7,169     42,653
*   Finmeccanica SpA........................................  64,144    732,760
    FNM SpA.................................................  72,438     33,346
#   Geox SpA................................................  28,531     82,110
*   Gruppo Editoriale L'Espresso SpA........................ 126,073    107,827
    Gruppo MutuiOnline SpA..................................   4,163     34,915
    Hera SpA................................................ 124,323    352,536
    IMMSI SpA...............................................  93,687     41,992
    Industria Macchine Automatiche SpA......................   6,520    384,780
*   Intek Group SpA.........................................  68,376     15,691
    Interpump Group SpA.....................................  25,461    412,432
    Intesa Sanpaolo SpA..................................... 621,281  1,370,955
    Iren SpA................................................ 160,842    264,352
*   Italcementi SpA......................................... 118,292  1,400,749
    Italmobiliare SpA.......................................   4,660    201,322
*   Juventus Football Club SpA.............................. 222,962     72,686
    La Doria SpA............................................   5,392     71,674
    Luxottica Group SpA.....................................   2,713    131,890
    Luxottica Group SpA Sponsored ADR.......................     300     14,571
#   Maire Tecnimont SpA.....................................  50,031    127,636
    MARR SpA................................................  14,639    307,787
    Mediaset SpA............................................ 178,044    539,547
    Mediobanca SpA.......................................... 238,002  1,668,603
#   Moleskine SpA...........................................  28,562     69,314

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
ITALY -- (Continued)
    Moncler SpA..........................................    12,823 $   225,040
    Parmalat SpA.........................................    79,702     209,633
#   Piaggio & C SpA......................................    76,038     139,478
*   Prelios SpA..........................................    12,061       1,067
#   Prima Industrie SpA..................................     2,010      29,217
    Prysmian SpA.........................................    55,310   1,295,209
    Recordati SpA........................................    28,280     917,845
    Reno de Medici SpA...................................   107,923      36,721
    Reply SpA............................................     1,487     212,746
*   Retelit SpA..........................................    93,628      70,122
    Sabaf SpA............................................     1,518      15,507
    SAES Getters SpA.....................................     3,181      45,124
#*  Safilo Group SpA.....................................    21,548     171,306
*   Saipem SpA........................................... 1,420,388     622,341
    Salini Impregilo SpA.................................    96,081     291,083
#   Salvatore Ferragamo SpA..............................    18,735     441,660
#   Saras SpA............................................   141,619     244,230
    SAVE SpA.............................................     6,004      85,247
    Servizi Italia SpA...................................     2,006       7,915
#*  Snai SpA.............................................    24,408      19,385
    Societa Cattolica di Assicurazioni SCRL..............    98,872     696,984
    Societa Iniziative Autostradali e Servizi SpA........    22,976     209,107
#*  Sogefi SpA...........................................    22,695      38,605
    SOL SpA..............................................    10,697      94,675
    Tamburi Investment Partners SpA......................     7,856      31,566
#*  Telecom Italia SpA................................... 1,305,076   1,115,173
*   Telecom Italia SpA Sponsored ADR.....................    32,914     279,440
    Tenaris SA...........................................    25,512     342,058
    Terna Rete Elettrica Nazionale SpA...................   110,241     600,517
#*  Tiscali SpA..........................................   665,564      34,992
    Tod's SpA............................................     4,012     235,588
    Trevi Finanziaria Industriale SpA....................    75,599      99,244
    TXT e-solutions SpA..................................     1,190       9,881
#   UniCredit SpA........................................   248,737     610,221
    Unione di Banche Italiane SpA........................   332,593   1,021,783
    Unipol Gruppo Finanziario SpA........................   277,639     770,938
    UnipolSai SpA........................................   703,241   1,179,847
    Vittoria Assicurazioni SpA...........................    16,103     164,780
*   Yoox Net-A-Porter Group SpA..........................    18,471     517,730
    Zignago Vetro SpA....................................     6,560      41,080
                                                                    -----------
TOTAL ITALY..............................................            45,994,213
                                                                    -----------
JAPAN -- (22.8%)
    77 Bank, Ltd. (The)..................................   181,000     693,441
    A&D Co., Ltd.........................................     9,700      36,162
    ABC-Mart, Inc........................................     1,100      70,394
    Accordia Golf Co., Ltd...............................    29,200     340,405
    Achilles Corp........................................    88,000     120,957
#*  Acom Co., Ltd........................................    13,200      62,444
    Adastria Co., Ltd....................................    12,760     397,487
    ADEKA Corp...........................................    52,900     700,321
#   Aderans Co., Ltd.....................................    17,400      79,045
    Advan Co., Ltd.......................................     8,400      70,536

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Advanex, Inc............................................   1,400 $   17,447
    Advantest Corp..........................................  47,900    635,323
    Aeon Co., Ltd........................................... 193,419  2,779,272
    Aeon Delight Co., Ltd...................................   5,100    155,065
#   Aeon Fantasy Co., Ltd...................................   5,800    142,949
    AEON Financial Service Co., Ltd.........................   5,400    124,346
    Aeon Hokkaido Corp......................................  14,000     70,883
    Aeon Mall Co., Ltd......................................   6,600     88,671
*   AGORA Hospitality Group Co., Ltd........................  34,000     11,539
#   Agro-Kanesho Co., Ltd...................................   5,600     60,056
    Ahresty Corp............................................  15,300    108,758
#   Ai Holdings Corp........................................   9,600    235,396
    Aica Kogyo Co., Ltd.....................................  11,600    280,169
    Aichi Bank, Ltd. (The)..................................   4,600    231,403
    Aichi Corp..............................................  16,200    128,808
    Aichi Steel Corp........................................  66,000    329,383
    Aichi Tokei Denki Co., Ltd..............................  17,000     51,929
    Aida Engineering, Ltd...................................  22,100    184,014
    Aigan Co., Ltd..........................................   2,400      4,816
    Ain Holdings, Inc.......................................   6,800    468,215
    Aiphone Co., Ltd........................................   5,700    103,424
    Air Water, Inc..........................................  27,000    459,091
    Airport Facilities Co., Ltd.............................  12,400     65,308
    Aisan Industry Co., Ltd.................................  19,100    137,113
    Aisin Seiki Co., Ltd....................................  27,506  1,256,930
    AIT Corp................................................   2,600     21,828
    Aizawa Securities Co., Ltd..............................  20,000    112,443
#*  Akebono Brake Industry Co., Ltd.........................  53,200    108,701
    Akita Bank, Ltd. (The).................................. 103,000    333,777
    Albis Co., Ltd..........................................   2,200     44,304
    Alconix Corp............................................   6,700     93,214
    Alfresa Holdings Corp...................................  10,600    232,384
    Alinco, Inc.............................................   9,400     87,876
#   Alpen Co., Ltd..........................................  11,000    190,133
    Alpha Corp..............................................   1,500     14,113
    Alpha Systems, Inc......................................   2,660     45,851
    Alpine Electronics, Inc.................................  27,400    295,991
    Alps Electric Co., Ltd..................................  39,200    873,114
    Alps Logistics Co., Ltd.................................   7,600     43,705
    Altech Corp.............................................   1,500     28,275
    Amada Holdings Co., Ltd.................................  31,600    344,383
    Amano Corp..............................................  25,900    418,982
    Amiyaki Tei Co., Ltd....................................   2,800    111,097
    Amuse, Inc..............................................   3,800     74,757
    Anest Iwata Corp........................................  13,500    126,550
#   Anritsu Corp............................................  66,600    387,088
    AOI Electronics Co., Ltd................................   2,400     47,291
    AOI Pro, Inc............................................   7,200     67,476
    AOKI Holdings, Inc......................................  27,878    311,683
    Aomori Bank, Ltd. (The)................................. 117,000    367,836
    Aoyama Trading Co., Ltd.................................  29,800  1,097,387
#   Aozora Bank, Ltd........................................ 215,000    788,922
    Arakawa Chemical Industries, Ltd........................   9,500     91,658

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Arata Corp..............................................   4,100 $   91,068
    Araya Industrial Co., Ltd...............................  17,000     21,964
    Arcland Sakamoto Co., Ltd...............................  18,400    204,293
    Arcland Service Holdings Co., Ltd.......................   1,000     28,480
    Arcs Co., Ltd...........................................  16,289    421,019
#   Ardepro Co., Ltd........................................  29,900     34,716
    Argo Graphics, Inc......................................   2,200     39,375
    Ariake Japan Co., Ltd...................................   3,200    176,273
    Arisawa Manufacturing Co., Ltd..........................  18,100     97,552
*   Arrk Corp...............................................  16,100     11,583
    Artnature, Inc..........................................   9,100     73,277
    As One Corp.............................................   3,100    127,928
    Asahi Broadcasting Corp.................................     200      1,226
#   Asahi Co., Ltd..........................................   4,900     69,426
#   Asahi Diamond Industrial Co., Ltd.......................  29,600    228,039
    Asahi Glass Co., Ltd.................................... 203,000  1,166,184
    Asahi Group Holdings, Ltd...............................   7,500    254,604
    Asahi Holdings, Inc.....................................  15,400    262,527
    Asahi Intecc Co., Ltd...................................  10,000    459,787
    Asahi Kasei Corp........................................ 241,000  1,821,602
    Asahi Kogyosha Co., Ltd.................................  12,000     65,528
    Asahi Yukizai Corp......................................  49,000     92,111
    Asante, Inc.............................................   1,600     23,969
    Asanuma Corp............................................  42,000     95,503
    Asatsu-DK, Inc..........................................  17,400    406,253
    Ashikaga Holdings Co., Ltd..............................  69,300    231,091
#   Ashimori Industry Co., Ltd..............................  43,000     70,485
#*  Asia Growth Capital, Ltd................................  72,800     53,308
#   Asia Pile Holdings Corp.................................  16,600     69,592
    Asics Corp..............................................  11,900    218,379
    ASKA Pharmaceutical Co., Ltd............................  12,800    241,706
    ASKUL Corp..............................................   2,600     89,451
    Asunaro Aoki Construction Co., Ltd......................   6,500     43,858
    Ateam, Inc..............................................   2,600     48,427
#   Atom Corp...............................................  16,000    107,650
    Atsugi Co., Ltd......................................... 112,000    119,173
    Autobacs Seven Co., Ltd.................................  31,000    449,182
    Avex Group Holdings, Inc................................  19,700    231,011
    Awa Bank, Ltd. (The).................................... 117,000    715,959
    Axell Corp..............................................   4,700     32,534
    Axial Retailing, Inc....................................   6,100    203,211
    Azbil Corp..............................................  15,100    455,739
    Bandai Namco Holdings, Inc..............................  16,200    429,402
    Bando Chemical Industries, Ltd..........................  51,000    252,168
    Bank of Iwate, Ltd. (The)...............................  10,300    439,497
    Bank of Kochi, Ltd. (The)...............................  45,000     48,649
    Bank of Kyoto, Ltd. (The)...............................  83,000    558,723
#   Bank of Nagoya, Ltd. (The).............................. 110,000    376,975
    Bank of Okinawa, Ltd. (The).............................  12,600    395,262
    Bank of Saga, Ltd. (The)................................  93,000    235,225
    Bank of the Ryukyus, Ltd................................  19,100    209,687
    Belc Co., Ltd...........................................   5,400    220,014
    Belluna Co., Ltd........................................  32,400    209,305

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Benefit One, Inc........................................   4,000 $  123,834
    Benesse Holdings, Inc...................................  14,700    355,131
    Best Denki Co., Ltd.....................................  22,500     22,512
    Bic Camera, Inc.........................................  29,500    261,739
    BML, Inc................................................   5,500    263,503
    Bookoff Corp............................................   4,100     33,301
#   BP Castrol KK...........................................   2,700     32,974
    Bridgestone Corp........................................  13,700    474,444
    Broadleaf Co., Ltd......................................  13,900    139,522
#   Broccoli Co., Ltd.......................................  11,000     44,886
    BRONCO BILLY Co., Ltd...................................   3,900    123,273
    Brother Industries, Ltd................................. 100,600  1,143,223
    Bunka Shutter Co., Ltd..................................  30,500    249,790
    C Uyemura & Co., Ltd....................................   1,400     61,439
    CAC Holdings Corp.......................................   7,800     59,979
    Calbee, Inc.............................................   3,300    144,083
    Calsonic Kansei Corp....................................  81,000    623,143
    Can Do Co., Ltd.........................................   3,700     61,809
    Canon Electronics, Inc..................................  10,400    157,704
    Canon Marketing Japan, Inc..............................  17,500    300,734
    Canon, Inc..............................................  21,700    615,835
    Canon, Inc. Sponsored ADR...............................   7,971    225,340
    Capcom Co., Ltd.........................................  13,600    277,372
    Career Design Center Co., Ltd...........................   1,900     18,984
#   Carlit Holdings Co., Ltd................................   7,400     35,191
    Casio Computer Co., Ltd.................................  14,700    209,252
    Cawachi, Ltd............................................  10,600    247,680
    Central Glass Co., Ltd.................................. 118,000    508,944
    Central Security Patrols Co., Ltd.......................   1,500     32,309
    Central Sports Co., Ltd.................................   1,300     30,294
    Century Tokyo Leasing Corp..............................  13,000    450,437
    Chiba Bank, Ltd. (The).................................. 140,000    669,191
    Chiba Kogyo Bank, Ltd. (The)............................  30,600    128,745
    CHIMNEY Co., Ltd........................................   2,100     55,506
    Chino Corp..............................................   3,300     32,547
    Chiyoda Co., Ltd........................................   5,700    134,650
    Chiyoda Corp............................................  45,000    315,616
    Chiyoda Integre Co., Ltd................................   7,400    150,008
    Chofu Seisakusho Co., Ltd...............................  13,900    351,893
    Chori Co., Ltd..........................................   6,500     97,216
    Chubu Shiryo Co., Ltd...................................  15,300    106,543
    Chudenko Corp...........................................  18,600    396,726
#   Chuetsu Pulp & Paper Co., Ltd...........................  57,000    119,241
*   Chugai Mining Co., Ltd..................................  36,200      7,394
    Chugai Ro Co., Ltd......................................  48,000     97,595
    Chugoku Bank, Ltd. (The)................................  80,600    907,920
    Chugoku Marine Paints, Ltd..............................  37,000    249,757
    Chukyo Bank, Ltd. (The).................................  76,000    176,415
    Chuo Spring Co., Ltd....................................   5,000     13,624
    Ci:z Holdings Co., Ltd..................................   5,800    142,722
    Citizen Holdings Co., Ltd............................... 110,200    590,283
    CKD Corp................................................  27,600    256,438
    Clarion Co., Ltd........................................  50,000    123,582

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Cleanup Corp............................................  12,000 $   95,942
#   CMIC Holdings Co., Ltd..................................   6,200    102,352
*   CMK Corp................................................  23,500    110,387
    Coca-Cola East Japan Co., Ltd...........................  27,072    522,426
    Coca-Cola West Co., Ltd.................................  37,600  1,038,937
    Cocokara fine, Inc......................................   8,100    286,816
#   COLOPL, Inc.............................................   5,600     83,708
#   Colowide Co., Ltd.......................................  16,400    305,732
    Computer Engineering & Consulting, Ltd..................   5,400     75,402
    Computer Institute of Japan, Ltd........................   2,600     11,962
#   COMSYS Holdings Corp....................................  38,400    638,708
*   Concordia Financial Group, Ltd.......................... 210,738    895,771
    CONEXIO Corp............................................   7,800    115,533
#   COOKPAD, Inc............................................  10,200    142,969
    Corona Corp.............................................   5,000     50,262
    Cosel Co., Ltd..........................................  11,900    134,573
    Cosmo Energy Holdings Co., Ltd..........................  41,900    461,488
    Cosmos Initia Co., Ltd..................................   6,700     25,174
    Cosmos Pharmaceutical Corp..............................   1,000    209,855
    Create Restaurants Holdings, Inc........................   9,600     99,089
    Create SD Holdings Co., Ltd.............................   6,600    160,889
    Credit Saison Co., Ltd..................................  40,200    669,420
    Cresco, Ltd.............................................   2,400     56,143
#   CROOZ, Inc..............................................   3,000     56,154
    CTI Engineering Co., Ltd................................   8,100     72,366
    CyberAgent, Inc.........................................   2,600    146,817
    DA Consortium, Inc......................................  10,800    110,626
    Dai Nippon Printing Co., Ltd............................  79,000    882,002
    Dai Nippon Toryo Co., Ltd...............................  88,000    173,668
    Dai-Dan Co., Ltd........................................   6,000     49,283
    Dai-ichi Life Insurance Co., Ltd. (The).................  59,600    770,062
#   Dai-ichi Seiko Co., Ltd.................................   7,000     72,349
    Daibiru Corp............................................  32,800    315,966
    Daicel Corp.............................................  44,400    497,919
    Daido Kogyo Co., Ltd....................................  22,000     44,328
    Daido Metal Co., Ltd....................................  18,600    208,944
    Daido Steel Co., Ltd.................................... 162,000    657,439
#   Daidoh, Ltd.............................................  17,900     77,154
    Daifuku Co., Ltd........................................  25,500    535,807
#   Daihatsu Diesel Manufacturing Co., Ltd..................  13,000     72,705
#   Daihatsu Motor Co., Ltd.................................  48,400    726,908
    Daihen Corp.............................................  54,000    277,113
    Daiho Corp..............................................  44,000    242,828
    Daiichi Jitsugyo Co., Ltd...............................  31,000    148,592
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd...................   2,100     55,549
    Daiichi Sankyo Co., Ltd.................................  11,500    274,234
    Daiichikosho Co., Ltd...................................  12,100    552,378
    Daiken Corp.............................................  44,000    148,522
#   Daiken Medical Co., Ltd.................................   6,000     46,650
    Daiki Aluminium Industry Co., Ltd.......................  25,000     76,632
    Daikin Industries, Ltd..................................   5,800    502,995
#   Daikoku Denki Co., Ltd..................................   5,700     76,236
    Daikokutenbussan Co., Ltd...............................   2,100     91,339

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Daikyo, Inc............................................. 155,000 $  271,714
    Dainichiseika Color & Chemicals Manufacturing Co.,
      Ltd...................................................  40,000    183,499
#   Daio Paper Corp.........................................  49,000    551,395
    Daisan Bank, Ltd. (The).................................  85,000    147,628
    Daiseki Co., Ltd........................................   8,700    157,160
    Daishi Bank, Ltd. (The)................................. 192,000    729,228
#   Daishinku Corp..........................................  20,000     52,371
    Daisyo Corp.............................................   2,000     30,230
    Daito Bank, Ltd. (The)..................................  39,000     74,304
    Daito Electron Co., Ltd.................................   2,600     15,489
    Daito Pharmaceutical Co., Ltd...........................   6,960    158,622
    Daito Trust Construction Co., Ltd.......................   4,100    688,471
    Daiwa House Industry Co., Ltd...........................  18,100    507,539
    Daiwa Industries, Ltd...................................  16,700    152,027
    Daiwa Securities Group, Inc............................. 262,447  1,472,953
    Daiwabo Holdings Co., Ltd...............................  96,000    224,002
*   DC Co., Ltd.............................................   3,400     13,479
#   DCM Holdings Co., Ltd...................................  53,900    460,764
    Dena Co., Ltd...........................................  25,200    644,321
    Denka Co., Ltd.......................................... 241,000  1,045,112
#   Denki Kogyo Co., Ltd....................................  24,000    119,915
    Denso Corp..............................................   9,600    371,708
    Dentsu, Inc.............................................   2,600    124,214
    Denyo Co., Ltd..........................................   8,400     87,456
    Descente, Ltd...........................................   8,100     90,215
    DIC Corp................................................  20,000    471,915
    Digital Arts, Inc.......................................   1,800     41,068
#   Digital Garage, Inc.....................................     600     11,399
    Disco Corp..............................................   2,400    245,957
#   DKS Co., Ltd............................................  28,000     92,696
#   DMG Mori Co., Ltd.......................................  61,300    636,498
    Don Quijote Holdings Co., Ltd...........................   4,700    184,461
    Doshisha Co., Ltd.......................................   8,500    177,809
    Doutor Nichires Holdings Co., Ltd.......................  15,700    301,697
    Dowa Holdings Co., Ltd.................................. 134,000    706,368
    DSB Co., Ltd............................................   4,700     26,912
    DTS Corp................................................  12,600    248,600
    Dunlop Sports Co., Ltd..................................   6,700     58,825
#   Duskin Co., Ltd.........................................  25,800    469,035
    Dydo Drinco, Inc........................................   2,800    146,121
    Dynic Corp..............................................   5,000      7,696
    Eagle Industry Co., Ltd.................................  14,600    184,120
    Earth Chemical Co., Ltd.................................   1,700     80,601
    Ebara Corp.............................................. 172,000    935,405
    Ebara Jitsugyo Co., Ltd.................................   4,100     49,139
#   EDION Corp..............................................  49,500    413,137
    eGuarantee, Inc.........................................   1,200     36,640
#   Ehime Bank, Ltd. (The)..................................  98,000    235,944
    Eidai Co., Ltd..........................................  12,000     50,931
    Eighteenth Bank, Ltd. (The).............................  84,000    234,333
    Eiken Chemical Co., Ltd.................................   5,900    137,518
    Eizo Corp...............................................  11,200    305,433
#   Elecom Co., Ltd.........................................  11,000    253,417

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                               SHARES  VALUE++
                                                               ------- --------
JAPAN -- (Continued)
    Elematec Corp.............................................   3,674 $ 81,630
    en-japan, Inc.............................................   6,800  122,439
    Endo Lighting Corp........................................   5,600   53,037
    Enplas Corp...............................................   6,300  176,796
*   Enshu, Ltd................................................  31,000   18,645
    EPS Holdings, Inc.........................................  10,200  139,017
    ES-Con Japan, Ltd.........................................  11,700   39,334
    ESPEC Corp................................................  11,500  152,894
#   Excel Co., Ltd............................................   5,800   77,183
    Exedy Corp................................................  19,100  451,044
    Ezaki Glico Co., Ltd......................................   6,600  395,095
    F-Tech, Inc...............................................   4,800   46,104
#   F@N Communications, Inc...................................  17,500  141,935
    Faith, Inc................................................   4,300   44,475
    FALCO HOLDINGS Co., Ltd...................................   5,600   75,058
    FamilyMart Co., Ltd.......................................   4,000  235,546
    Fancl Corp................................................  11,500  192,552
    FCC Co., Ltd..............................................  21,700  422,179
#*  FDK Corp..................................................  29,000   25,888
    Feed One Co., Ltd.........................................  33,840   37,556
    Ferrotec Corp.............................................  17,400  227,079
    FIDEA Holdings Co., Ltd................................... 108,800  161,616
    Fields Corp...............................................   7,300   94,251
    Financial Products Group Co., Ltd.........................  20,600  205,841
    FINDEX, Inc...............................................   6,400   71,152
#*  First Baking Co., Ltd.....................................   4,000    5,057
    First Juken Co., Ltd......................................   2,900   35,035
    FJ Next Co., Ltd..........................................   4,800   23,172
#   Foster Electric Co., Ltd..................................  14,600  280,195
    FP Corp...................................................   6,300  328,940
    France Bed Holdings Co., Ltd..............................  11,400  102,258
    Freund Corp...............................................   3,800   64,258
#   FTGroup Co., Ltd..........................................   6,300   47,835
    Fudo Tetra Corp........................................... 108,600  189,723
    Fuji Co., Ltd.............................................   8,900  194,557
    Fuji Corp., Ltd...........................................  15,200  103,014
    Fuji Electric Co., Ltd.................................... 148,000  653,217
    Fuji Furukawa Engineering & Construction Co., Ltd.........   2,000    5,503
    Fuji Heavy Industries, Ltd................................   1,400   53,487
    Fuji Kiko Co., Ltd........................................  14,100   46,675
    Fuji Kosan Co., Ltd.......................................     100      416
#   Fuji Kyuko Co., Ltd.......................................  15,000  211,630
    Fuji Machine Manufacturing Co., Ltd.......................  22,900  234,406
    Fuji Media Holdings, Inc..................................  19,500  232,508
*   Fuji Oil Co., Ltd.........................................  44,900  136,300
    Fuji Oil Holdings, Inc....................................  31,800  697,477
    Fuji Pharma Co., Ltd......................................   2,600   60,215
    Fuji Seal International, Inc..............................   9,600  377,832
    Fuji Soft, Inc............................................  13,400  332,194
    Fujibo Holdings, Inc......................................  77,000  227,827
    Fujicco Co., Ltd..........................................   6,400  184,268
    FUJIFILM Holdings Corp....................................  23,400  839,555
    Fujikura Kasei Co., Ltd...................................  11,800   69,270

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Fujikura Rubber, Ltd....................................  10,600 $   49,807
    Fujikura, Ltd........................................... 178,000  1,002,686
    Fujimi, Inc.............................................   8,800    147,850
    Fujimori Kogyo Co., Ltd.................................   7,000    149,387
#   Fujisash Co., Ltd.......................................  46,300     39,600
#   Fujishoji Co., Ltd......................................   4,500     47,381
#   Fujita Kanko, Inc.......................................  16,000     58,809
    Fujitec Co., Ltd........................................  28,000    269,047
    Fujitsu Frontech, Ltd...................................   8,000     78,617
    Fujitsu General, Ltd....................................  18,000    421,400
    Fujitsu, Ltd............................................ 141,000    585,359
*   Fujiya Co., Ltd.........................................  18,000     35,463
    FuKoKu Co., Ltd.........................................   4,000     29,962
    Fukuda Corp.............................................  13,000    144,228
    Fukuda Denshi Co., Ltd..................................     300     18,273
    Fukui Bank, Ltd. (The).................................. 177,000    465,485
    Fukuoka Financial Group, Inc............................ 180,000    687,713
#   Fukushima Bank, Ltd. (The).............................. 139,000    127,532
    Fukushima Industries Corp...............................   8,600    293,481
#   Fukuyama Transporting Co., Ltd..........................  80,000    454,594
    FULLCAST Holdings Co., Ltd..............................   1,500     12,649
    Fumakilla, Ltd..........................................   6,000     37,781
#   Funai Electric Co., Ltd.................................  11,200     96,575
    Funai Soken Holdings, Inc...............................   4,440     61,629
#   Furukawa Battery Co., Ltd. (The)........................   9,000     54,421
    Furukawa Co., Ltd....................................... 180,000    292,462
    Furukawa Electric Co., Ltd.............................. 430,000  1,122,737
    Furuno Electric Co., Ltd................................  13,700     68,753
    Furusato Industries, Ltd................................   4,500     61,908
    Furuya Metal Co., Ltd...................................     400      6,645
    Fuso Chemical Co., Ltd..................................   1,800     28,475
    Fuso Pharmaceutical Industries, Ltd.....................  54,000    149,451
    Futaba Corp.............................................  20,900    387,044
    Futaba Industrial Co., Ltd..............................  34,900    178,175
    Future Corp.............................................  10,200     80,800
    Fuyo General Lease Co., Ltd.............................   9,900    449,273
    G-7 Holdings, Inc.......................................   2,500     30,222
    G-Tekt Corp.............................................  10,700    163,327
    Gakken Holdings Co., Ltd................................  30,000     83,675
    GCA Savvian Corp........................................   6,800     58,839
    Gecoss Corp.............................................  10,100     91,183
    Genki Sushi Co., Ltd....................................   1,600     33,236
#   Genky Stores, Inc.......................................   2,400     80,965
    Geo Holdings Corp.......................................  22,400    323,548
    Giken, Ltd..............................................   2,500     44,753
    GLOBERIDE, Inc..........................................   5,700     94,220
    Glory, Ltd..............................................  14,800    410,709
    GMO internet, Inc.......................................  25,600    331,480
#   GMO Payment Gateway, Inc................................   4,400    252,487
    Godo Steel, Ltd.........................................  85,000    142,636
    Goldcrest Co., Ltd......................................  12,390    195,106
    Gourmet Kineya Co., Ltd.................................   5,000     48,260
    Grandy House Corp.......................................   3,100      9,897

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                               SHARES  VALUE++
                                                               ------- --------
JAPAN -- (Continued)
*   Gree, Inc.................................................  60,200 $304,060
    GS Yuasa Corp............................................. 117,000  478,723
    GSI Creos Corp............................................  26,000   24,547
    Gun-Ei Chemical Industry Co., Ltd.........................  30,000   89,333
#   GungHo Online Entertainment, Inc..........................  32,700   73,766
    Gunma Bank, Ltd. (The).................................... 192,000  774,110
    Gunze, Ltd................................................ 117,000  336,289
    Gurunavi, Inc.............................................  11,200  295,248
    H-One Co., Ltd............................................   6,900   34,230
    H2O Retailing Corp........................................  28,300  371,663
    Hachijuni Bank, Ltd. (The)................................ 180,000  842,088
    Hagihara Industries, Inc..................................   2,900   72,239
    Hagiwara Electric Co., Ltd................................   3,300   58,584
    Hakudo Co., Ltd...........................................   1,500   16,679
    Hakuhodo DY Holdings, Inc.................................  31,100  362,974
    Hakuto Co., Ltd...........................................   7,200   65,267
    Hamakyorex Co., Ltd.......................................  10,400  189,173
    Hamamatsu Photonics K.K...................................   8,700  255,417
    Hankyu Hanshin Holdings, Inc..............................  15,600  580,372
    Hanwa Co., Ltd............................................ 114,000  609,861
#   Happinet Corp.............................................  10,000  108,739
    Hard Off Corp. Co., Ltd...................................   1,800   20,085
    Harima Chemicals Group, Inc...............................   8,800   44,742
#   Harmonic Drive Systems, Inc...............................   7,200  224,307
    Haruyama Trading Co., Ltd.................................     300    2,231
    Haseko Corp...............................................  23,800  250,111
*   Hayashikane Sangyo Co., Ltd...............................  38,000   32,085
    Hazama Ando Corp..........................................  68,850  424,338
    Heiwa Corp................................................  18,800  386,244
    Heiwa Real Estate Co., Ltd................................  24,500  321,828
    Heiwado Co., Ltd..........................................  15,500  299,851
    Helios Techno Holdings Co., Ltd...........................   7,200   24,316
    HI-LEX Corp...............................................  10,100  267,955
    Hibiya Engineering, Ltd...................................  10,900  177,098
    Hiday Hidaka Corp.........................................   3,939   97,915
    Hikari Tsushin, Inc.......................................   2,300  191,052
    Himaraya Co., Ltd.........................................   1,900   17,275
    Hino Motors, Ltd..........................................  15,400  160,824
    Hioki EE Corp.............................................   3,100   55,917
    Hirakawa Hewtech Corp.....................................   4,000   34,215
#   Hiramatsu, Inc............................................  11,500   67,139
    Hirose Electric Co., Ltd..................................   1,100  136,062
    Hiroshima Bank, Ltd. (The)................................ 258,000  934,279
    Hiroshima Gas Co., Ltd....................................   6,900   21,118
#   HIS Co., Ltd..............................................   7,400  197,107
    Hisaka Works, Ltd.........................................  11,500   96,521
    Hisamitsu Pharmaceutical Co., Inc.........................   2,100  118,737
    Hitachi Capital Corp......................................  26,700  487,593
    Hitachi Chemical Co., Ltd.................................  35,400  738,395
    Hitachi Construction Machinery Co., Ltd...................  52,100  847,319
    Hitachi High-Technologies Corp............................  12,100  411,669
    Hitachi Koki Co., Ltd.....................................  32,400  217,255
    Hitachi Kokusai Electric, Inc.............................  21,000  335,670

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Hitachi Maxell, Ltd.....................................  10,900 $  182,115
    Hitachi Metals, Ltd.....................................  41,910    465,946
    Hitachi Transport System, Ltd...........................  24,500    477,598
    Hitachi Zosen Corp......................................  93,140    471,769
    Hitachi, Ltd............................................ 329,000  1,503,241
    Hitachi, Ltd. ADR.......................................   4,900    222,950
    Hito Communications, Inc................................   1,200     17,591
    Hochiki Corp............................................   8,900     99,156
#   Hodogaya Chemical Co., Ltd..............................  49,000    120,569
    Hogy Medical Co., Ltd...................................   3,800    244,185
    Hokkaido Electric Power Co., Inc........................  23,700    187,996
    Hokkaido Gas Co., Ltd...................................  12,000     32,853
    Hokkan Holdings, Ltd....................................  23,000     70,918
    Hokko Chemical Industry Co., Ltd........................   6,000     16,550
    Hokkoku Bank, Ltd. (The)................................ 170,000    534,194
    Hokuetsu Bank, Ltd. (The)............................... 119,000    246,497
    Hokuetsu Industries Co., Ltd............................   9,900     58,898
    Hokuetsu Kishu Paper Co., Ltd...........................  81,500    576,284
    Hokuhoku Financial Group, Inc........................... 512,000    657,088
    Hokuriku Electric Industry Co., Ltd.....................  39,000     47,563
    Hokuriku Electric Power Co..............................   8,500    100,826
    Hokuto Corp.............................................   8,400    155,965
    Honda Motor Co., Ltd.................................... 108,123  2,928,815
    Honda Motor Co., Ltd. Sponsored ADR.....................  23,840    646,541
#   Honeys Co., Ltd.........................................  11,470    153,602
    Honshu Chemical Industry Co., Ltd.......................   1,000      6,712
#   Hoosiers Holdings.......................................  18,400     99,195
    Horiba, Ltd.............................................  13,500    631,724
    Hoshizaki Corp..........................................   2,800    253,372
#   Hosiden Corp............................................  44,900    274,684
    Hosokawa Micron Corp....................................  20,000    105,698
    House Foods Group, Inc..................................  22,400    548,686
    Howa Machinery, Ltd.....................................   7,500     39,796
#   Hulic Co., Ltd..........................................   7,300     75,721
    Hurxley Corp............................................   2,400     22,317
    Hyakugo Bank, Ltd. (The)................................ 176,000    676,806
    Hyakujushi Bank, Ltd. (The)............................. 140,000    467,877
    I-Net Corp..............................................   7,000     74,259
    Ibiden Co., Ltd.........................................  64,600    824,671
    IBJ Leasing Co., Ltd....................................  14,100    256,024
    Ichibanya Co., Ltd......................................     934     31,222
#   Ichigo, Inc.............................................  13,600     59,393
    Ichiken Co., Ltd........................................  15,000     43,825
#   Ichikoh Industries, Ltd.................................  36,000    104,709
    Ichinen Holdings Co., Ltd...............................  11,800    108,285
    Ichiyoshi Securities Co., Ltd...........................  16,300    126,301
    Icom, Inc...............................................   4,300     88,934
    Idec Corp...............................................  11,400    105,692
    Idemitsu Kosan Co., Ltd.................................  38,200    747,898
#   IDOM, Inc...............................................  17,800     90,132
#   Ihara Chemical Industry Co., Ltd........................  10,000    105,322
    IHI Corp................................................ 213,000    592,670
    Iida Group Holdings Co., Ltd............................   9,420    186,496

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Iino Kaiun Kaisha, Ltd..................................  55,200 $  199,592
#   IJT Technology Holdings Co., Ltd........................   6,700     20,038
#   Ikegami Tsushinki Co., Ltd..............................  69,000     82,241
#   Imagica Robot Holdings, Inc.............................   2,500     17,155
    Imasen Electric Industrial..............................  10,900     98,020
#   Imperial Hotel, Ltd.....................................     400      8,258
    Inaba Denki Sangyo Co., Ltd.............................  10,200    369,372
#   Inaba Seisakusho Co., Ltd...............................   7,400     90,505
    Inabata & Co., Ltd......................................  26,900    268,536
    Inageya Co., Ltd........................................   8,700    119,352
    Ines Corp...............................................  16,800    178,584
    Infocom Corp............................................   8,800    119,775
    Information Services International-Dentsu, Ltd..........   8,500    165,732
    Innotech Corp...........................................   9,300     43,113
    Inpex Corp.............................................. 128,900  1,024,732
    Intage Holdings, Inc....................................   3,700     59,117
    Internet Initiative Japan, Inc..........................  16,900    356,590
    Inui Global Logistics Co., Ltd..........................   9,495     86,625
    Iriso Electronics Co., Ltd..............................   3,900    227,958
    Ise Chemicals Corp......................................   7,000     29,615
#   Iseki & Co., Ltd........................................ 112,000    243,832
    Isetan Mitsukoshi Holdings, Ltd.........................  90,100    885,323
*   Ishihara Sangyo Kaisha, Ltd............................. 234,000    151,715
    Ishii Iron Works Co., Ltd...............................  19,000     28,856
#   Ishizuka Glass Co., Ltd.................................   3,000      4,430
    Isuzu Motors, Ltd.......................................  58,300    754,701
    Itfor, Inc..............................................   5,600     28,352
    Ito En, Ltd.............................................   9,100    335,767
    ITOCHU Corp.............................................  71,200    807,255
    Itochu Enex Co., Ltd....................................  25,500    218,633
    Itochu Techno-Solutions Corp............................   6,800    163,279
    Itochu-Shokuhin Co., Ltd................................   3,100    125,813
*   Itoham Yonekyu Holdings, Inc............................  62,478    643,184
    Itoki Corp..............................................  33,553    190,090
#   IwaiCosmo Holdings, Inc.................................  12,600    110,358
    Iwaki & Co., Ltd........................................  18,000     33,776
    Iwasaki Electric Co., Ltd...............................  35,000     51,983
    Iwatani Corp............................................  84,000    487,977
*   Iwatsu Electric Co., Ltd................................  95,000     61,823
    Iyo Bank, Ltd. (The).................................... 124,982    805,506
    Izumi Co., Ltd..........................................   2,600    112,768
#*  Izutsuya Co., Ltd....................................... 118,000     50,521
    J Front Retailing Co., Ltd..............................  79,000    911,603
#   J Trust Co., Ltd........................................  43,500    328,431
    J-Oil Mills, Inc........................................  62,000    209,520
#   JAC Recruitment Co., Ltd................................   1,800     20,531
    Jaccs Co., Ltd..........................................  90,000    416,977
    Jafco Co., Ltd..........................................  16,800    440,045
#   Jalux, Inc..............................................   2,600     43,604
#   Jamco Corp..............................................   4,900     97,287
#*  Janome Sewing Machine Co., Ltd..........................  10,900     62,408
#   Japan Airport Terminal Co., Ltd.........................   6,800    299,553
    Japan Asia Group, Ltd...................................   8,700     32,999

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
#   Japan Aviation Electronics Industry, Ltd................  32,000 $  470,664
#   Japan Cash Machine Co., Ltd.............................   7,800     79,832
#*  Japan Communications, Inc...............................  22,400     46,635
    Japan Digital Laboratory Co., Ltd.......................  11,900    164,085
*   Japan Display, Inc...................................... 196,600    352,909
#   Japan Drilling Co., Ltd.................................   3,400     71,518
    Japan Exchange Group, Inc...............................  22,200    312,868
    Japan Foundation Engineering Co., Ltd...................  10,900     39,547
#   Japan Material Co., Ltd.................................   1,700     60,084
    Japan Medical Dynamic Marketing, Inc....................   7,200     51,349
    Japan Petroleum Exploration Co., Ltd....................   5,900    123,157
    Japan Property Management Center Co., Ltd...............   3,300     41,713
    Japan Pulp & Paper Co., Ltd.............................  45,000    160,323
    Japan Pure Chemical Co., Ltd............................     300      6,389
#   Japan Radio Co., Ltd....................................  32,000     90,293
    Japan Securities Finance Co., Ltd.......................  51,300    207,470
    Japan Steel Works, Ltd. (The)........................... 139,000    621,814
    Japan Transcity Corp....................................  14,000     52,769
    Japan Wool Textile Co., Ltd. (The)......................  31,000    216,613
    Jastec Co., Ltd.........................................   1,900     19,209
    JBCC Holdings, Inc......................................   9,600     61,765
    JCU Corp................................................   2,700     87,612
    Jeol, Ltd...............................................  49,000    196,378
    JFE Holdings, Inc.......................................  81,760  1,065,572
    JGC Corp................................................  17,400    254,730
    Jimoto Holdings, Inc....................................  79,600    122,130
#   Jin Co., Ltd............................................   3,700    153,502
    JK Holdings Co., Ltd....................................   6,300     29,693
#   JMS Co., Ltd............................................  12,000     33,460
    Joban Kosan Co., Ltd....................................  22,000     32,473
    Joshin Denki Co., Ltd...................................  18,000    151,173
    Joyo Bank, Ltd. (The)................................... 207,113    809,312
#   JP-Holdings, Inc........................................  11,100     32,531
    JSP Corp................................................   5,100    117,796
    JSR Corp................................................  36,000    491,724
    JTEKT Corp..............................................  22,400    312,882
    Juki Corp...............................................  18,500    158,664
    Juroku Bank, Ltd. (The)................................. 188,000    536,060
    Justsystems Corp........................................  14,300    122,838
#   JVC Kenwood Corp........................................  80,970    186,273
    JX Holdings, Inc........................................ 328,370  1,244,152
    K&O Energy Group, Inc...................................   6,000     85,572
#   K's Holdings Corp.......................................  26,160    483,538
    kabu.com Securities Co., Ltd............................  64,000    213,114
*   Kadokawa Dwango.........................................  16,877    227,449
    Kaga Electronics Co., Ltd...............................  11,900    147,152
    Kagome Co., Ltd.........................................   6,600    179,473
    Kajima Corp.............................................  27,843    205,811
#   Kakaku.com, Inc.........................................   8,800    182,571
    Kaken Pharmaceutical Co., Ltd...........................   6,000    396,759
#   Kakiyasu Honten Co., Ltd................................   2,100     37,793
    Kameda Seika Co., Ltd...................................   2,700    148,776
    Kamei Corp..............................................  14,100    115,032

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Kamigumi Co., Ltd.......................................  65,000 $  584,955
    Kanaden Corp............................................   3,100     28,824
    Kanagawa Chuo Kotsu Co., Ltd............................   9,000     54,244
    Kanamoto Co., Ltd.......................................  11,100    231,372
    Kandenko Co., Ltd.......................................  65,000    637,082
    Kaneka Corp............................................. 110,000    828,410
    Kanematsu Corp.......................................... 245,000    400,871
    Kansai Paint Co., Ltd...................................  12,000    251,301
#   Kansai Super Market, Ltd................................   1,900     18,645
    Kansai Urban Banking Corp...............................  16,600    170,857
#   Kanto Denka Kogyo Co., Ltd..............................  19,000    205,268
#   Kappa Create Co., Ltd...................................  10,100    120,995
    Kasai Kogyo Co., Ltd....................................  17,000    168,224
    Katakura Industries Co., Ltd............................  13,400    159,103
    Kato Sangyo Co., Ltd....................................  11,800    284,651
#   Kato Works Co., Ltd.....................................  34,000    146,112
    KAWADA TECHNOLOGIES, Inc................................   2,500     87,867
    Kawai Musical Instruments Manufacturing Co., Ltd........   5,000     94,299
    Kawasaki Heavy Industries, Ltd.......................... 119,000    350,083
#   Kawasaki Kisen Kaisha, Ltd.............................. 572,000  1,404,017
    Kawasumi Laboratories, Inc..............................  13,100     75,951
    KDDI Corp...............................................  12,300    377,451
    Keihan Holdings Co., Ltd................................  89,000    639,946
    Keihanshin Building Co., Ltd............................  23,500    117,234
    Keihin Co., Ltd.........................................  35,000     46,561
    Keihin Corp.............................................  27,000    422,838
    Keisei Electric Railway Co., Ltd........................  14,000    183,535
    Keiyo Bank, Ltd. (The).................................. 147,000    626,553
#   Keiyo Co., Ltd..........................................  25,300    131,962
    Kenedix, Inc............................................  78,000    314,081
    Kenko Mayonnaise Co., Ltd...............................   7,800    231,926
    Kewpie Corp.............................................  11,500    354,101
    Key Coffee, Inc.........................................   7,600    146,049
    KFC Holdings Japan, Ltd.................................   2,000     36,406
*   KI Holdings Co., Ltd....................................   6,000     18,409
    Kikkoman Corp...........................................   7,000    248,552
    Kimoto Co., Ltd.........................................  41,300     69,018
    Kimura Chemical Plants Co., Ltd.........................   2,700      7,838
    Kinden Corp.............................................  38,900    469,530
#   Kinki Sharyo Co., Ltd...................................  24,000     59,604
#*  Kintetsu Department Store Co., Ltd......................  11,000     37,198
    Kintetsu World Express, Inc.............................  19,400    269,553
    Kinugawa Rubber Industrial Co., Ltd.....................  37,000    280,195
    Kirin Holdings Co., Ltd.................................  27,780    476,767
    Kirindo Holdings Co., Ltd...............................   1,000      7,742
    Kissei Pharmaceutical Co., Ltd..........................   6,800    154,876
    Kita-Nippon Bank, Ltd. (The)............................   4,500    128,732
    Kitagawa Iron Works Co., Ltd............................  63,000    107,540
    Kitano Construction Corp................................  23,000     57,064
#   Kito Corp...............................................   9,800     81,986
    Kitz Corp...............................................  51,500    275,792
    Kiyo Bank, Ltd. (The)...................................  39,900    580,538
#*  KLab, Inc...............................................  11,300     66,899

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                              SHARES   VALUE++
                                                             --------- --------
JAPAN -- (Continued)
*   KNT-CT Holdings Co., Ltd................................    76,000 $103,280
    Koa Corp................................................    19,300  159,942
    Koatsu Gas Kogyo Co., Ltd...............................    15,000   97,977
    Kobayashi Pharmaceutical Co., Ltd.......................     3,400  160,466
#   Kobe Bussan Co., Ltd....................................     3,200   63,773
*   Kobe Electric Railway Co., Ltd..........................     2,000    7,153
    Kobe Steel, Ltd......................................... 1,055,000  912,977
    Kobelco Eco-Solutions Co., Ltd..........................     3,000   11,664
    Kohnan Shoji Co., Ltd...................................    16,400  335,993
    Kohsoku Corp............................................     8,100   71,641
    Koito Manufacturing Co., Ltd............................    10,500  518,459
*   Kojima Co., Ltd.........................................    14,700   34,564
#   Kokusai Co., Ltd........................................     2,800   23,200
    Kokuyo Co., Ltd.........................................    52,300  768,710
#   KOMAIHALTEC, Inc........................................    27,000   53,063
#   Komatsu Seiren Co., Ltd.................................    22,500  149,776
    Komatsu Wall Industry Co., Ltd..........................     3,200   50,892
    Komatsu, Ltd............................................    32,900  639,305
#   Komehyo Co., Ltd........................................     3,900   39,933
    Komeri Co., Ltd.........................................    17,900  402,882
    Komori Corp.............................................    35,900  401,044
    Konaka Co., Ltd.........................................    11,100   54,821
    Konami Holdings Corp....................................    14,800  573,820
    Kondotec, Inc...........................................    10,300   76,736
    Konica Minolta, Inc.....................................    99,900  802,858
    Konishi Co., Ltd........................................    17,600  230,538
    Konoike Transport Co., Ltd..............................    13,100  151,553
#*  Kosaido Co., Ltd........................................     2,000    5,925
    Kose Corp...............................................     3,900  359,146
    Kosei Securities Co., Ltd. (The)........................    29,000   32,935
    Koshidaka Holdings Co., Ltd.............................     3,800   76,303
    Kotobuki Spirits Co., Ltd...............................     5,100  154,495
#   Kourakuen Holdings Corp.................................     2,200   33,128
    Krosaki Harima Corp.....................................    35,000   84,708
    KRS Corp................................................     3,900   92,691
    KU Holdings Co., Ltd....................................       800    5,957
    Kubota Corp.............................................    22,000  318,717
    Kumagai Gumi Co., Ltd...................................    91,000  302,898
    Kumiai Chemical Industry Co., Ltd.......................    12,500   75,158
    Kura Corp...............................................     4,200  221,553
    Kurabo Industries, Ltd..................................   122,000  228,756
    Kuraray Co., Ltd........................................    60,000  756,722
    Kureha Corp.............................................    87,000  362,047
    Kurimoto, Ltd...........................................    57,000   92,450
    Kurita Water Industries, Ltd............................    16,400  363,511
    Kuriyama Holdings Corp..................................     4,000   46,947
    Kuroda Electric Co., Ltd................................    19,700  360,656
#   Kusuri No Aoki Co., Ltd.................................     4,500  232,014
#   KYB Corp................................................   122,000  433,527
#   Kyocera Corp............................................    14,700  696,424
    Kyocera Corp. Sponsored ADR.............................     2,904  136,720
    Kyodo Printing Co., Ltd.................................    47,000  150,806
#   Kyoei Steel, Ltd........................................    12,000  232,932

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Kyokuto Boeki Kaisha, Ltd...............................  20,000 $   35,490
    Kyokuto Kaihatsu Kogyo Co., Ltd.........................  17,900    184,191
    Kyokuto Securities Co., Ltd.............................  10,400    126,074
#   Kyokuyo Co., Ltd........................................  31,000     80,218
    KYORIN Holdings, Inc....................................  21,300    455,620
    Kyoritsu Maintenance Co., Ltd...........................   4,020    294,111
#   Kyoritsu Printing Co., Ltd..............................  23,500     70,073
    Kyosan Electric Manufacturing Co., Ltd..................  29,000    103,028
    Kyoto Kimono Yuzen Co., Ltd.............................     500      4,274
    Kyowa Electronic Instruments Co., Ltd...................  11,500     37,846
    Kyowa Exeo Corp.........................................  45,000    585,421
    Kyowa Hakko Kirin Co., Ltd..............................   9,000    157,246
    Kyowa Leather Cloth Co., Ltd............................   7,200     57,506
#   Kyudenko Corp...........................................  23,000    808,532
    Kyushu Financial Group, Inc............................. 183,680  1,014,788
    LAC Co., Ltd............................................   6,100     56,819
#   Land Business Co., Ltd..................................   1,900      4,595
#*  Laox Co., Ltd...........................................   6,700     44,643
#   Lasertec Corp...........................................  11,800    165,209
    Lawson, Inc.............................................   2,300    177,096
    LEC, Inc................................................   2,400     42,768
    Leopalace21 Corp........................................  94,500    677,148
#   Life Corp...............................................   5,000    146,856
    Link And Motivation, Inc................................  20,000     44,934
    Lintec Corp.............................................  19,500    412,812
    Lion Corp...............................................  33,000    500,440
    LIXIL Group Corp........................................  14,200    264,104
    Look, Inc...............................................  15,000     20,439
#   M3, Inc.................................................   6,800    217,593
    Mabuchi Motor Co., Ltd..................................   1,300     58,867
    Macnica Fuji Electronics Holdings, Inc..................  17,750    171,987
    Maeda Corp..............................................  77,000    699,425
    Maeda Kosen Co., Ltd....................................  12,200    131,256
    Maeda Road Construction Co., Ltd........................  24,000    454,380
    Maezawa Kasei Industries Co., Ltd.......................   7,500     76,589
    Maezawa Kyuso Industries Co., Ltd.......................   1,300     17,807
    Makino Milling Machine Co., Ltd.........................  64,000    359,400
    Makita Corp.............................................   3,400    239,209
    Makita Corp. Sponsored ADR..............................   1,988    139,160
    Mamezou Holdings Co., Ltd...............................   9,700     92,347
    Mamiya-Op Co., Ltd......................................  27,000     32,850
    Mandom Corp.............................................   3,600    158,755
#   Mani, Inc...............................................   4,200     85,394
    Mars Engineering Corp...................................   4,300     88,118
    Marubeni Corp........................................... 333,300  1,549,537
    Marubun Corp............................................   9,600     55,735
    Marudai Food Co., Ltd...................................  61,000    292,370
#*  Maruei Department Store Co., Ltd........................  18,000     14,328
#   Marufuji Sheet Piling Co., Ltd..........................   3,000      6,887
    Maruha Nichiro Corp.....................................  13,400    339,824
    Marui Group Co., Ltd....................................   6,400     92,299
    Maruka Machinery Co., Ltd...............................   3,900     43,121
    Marusan Securities Co., Ltd.............................  16,200    134,120

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Maruwa Co., Ltd.........................................   4,800 $  180,945
    Maruyama Manufacturing Co., Inc.........................  28,000     47,820
#*  Maruzen CHI Holdings Co., Ltd...........................     700      2,536
    Maruzen Co., Ltd........................................   2,000     18,964
    Maruzen Showa Unyu Co., Ltd.............................  27,000    107,773
#   Marvelous, Inc..........................................  13,400    102,880
    Matsuda Sangyo Co., Ltd.................................   8,400    108,750
    Matsui Construction Co., Ltd............................  13,200    167,201
    Matsui Securities Co., Ltd..............................  11,100     97,246
    Matsumotokiyoshi Holdings Co., Ltd......................   9,600    423,326
#   Matsuya Co., Ltd........................................   6,100     46,268
#   Matsuya Foods Co., Ltd..................................   3,300     92,125
    Max Co., Ltd............................................  15,000    191,886
    Maxvalu Nishinihon Co., Ltd.............................   2,600     39,387
    Maxvalu Tokai Co., Ltd..................................   3,100     52,622
    Mazda Motor Corp........................................ 128,800  1,883,702
#   MEC Co., Ltd............................................  11,800    103,729
#   Medical System Network Co., Ltd.........................   5,200     27,557
    Medipal Holdings Corp...................................  12,100    198,006
    Megachips Corp..........................................  13,200    160,003
    Megmilk Snow Brand Co., Ltd.............................  21,600    748,065
    Meidensha Corp..........................................  84,000    287,404
    MEIJI Holdings Co., Ltd.................................   1,000    104,256
    Meiji Shipping Co., Ltd.................................   6,100     18,568
*   Meiko Electronics Co., Ltd..............................  11,900     41,360
    Meiko Network Japan Co., Ltd............................   7,500     80,142
    Meisei Industrial Co., Ltd..............................  22,600    108,599
    Meitec Corp.............................................   7,000    233,004
    Meito Sangyo Co., Ltd...................................   1,100     14,338
    Meiwa Corp..............................................   9,600     30,784
    Meiwa Estate Co., Ltd...................................   5,600     31,226
    Melco Holdings, Inc.....................................   7,300    207,885
    Michinoku Bank, Ltd. (The)..............................  73,909    139,137
#   Micronics Japan Co., Ltd................................  17,600    155,460
    Mie Bank, Ltd. (The)....................................  65,000    129,831
    Mikuni Corp.............................................  14,300     44,149
    Milbon Co., Ltd.........................................   4,052    174,634
    Mimasu Semiconductor Industry Co., Ltd..................  14,900    153,467
    Minato Bank, Ltd. (The)................................. 101,000    172,606
    Minebea Co., Ltd........................................  64,000    507,542
#   Ministop Co., Ltd.......................................   9,500    159,539
    Miraca Holdings, Inc....................................   6,500    299,389
    Miraial Co., Ltd........................................   1,300      9,264
    Mirait Holdings Corp....................................  37,710    401,597
    Miroku Jyoho Service Co., Ltd...........................   2,300     30,456
#   Misawa Homes Co., Ltd...................................  16,900    124,006
    MISUMI Group, Inc.......................................  15,900    292,034
    Mitani Corp.............................................   8,400    258,777
    Mitani Sekisan Co., Ltd.................................     800     16,348
    Mito Securities Co., Ltd................................  30,600     71,261
    Mitsuba Corp............................................  25,000    295,415
    Mitsubishi Chemical Holdings Corp....................... 462,400  2,497,653
    Mitsubishi Corp.........................................  78,600  1,352,288

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
JAPAN -- (Continued)
    Mitsubishi Electric Corp..............................    79,000 $  921,018
    Mitsubishi Estate Co., Ltd............................    10,000    185,976
    Mitsubishi Gas Chemical Co., Inc......................   146,789    836,291
    Mitsubishi Heavy Industries, Ltd......................   208,000    884,209
    Mitsubishi Kakoki Kaisha, Ltd.........................    21,000     39,915
#   Mitsubishi Logistics Corp.............................    27,000    375,939
    Mitsubishi Materials Corp.............................   391,800  1,029,627
    Mitsubishi Motors Corp................................   188,900    880,560
    Mitsubishi Nichiyu Forklift Co., Ltd..................    23,200    124,687
*   Mitsubishi Paper Mills, Ltd...........................   158,000    110,621
#   Mitsubishi Pencil Co., Ltd............................     4,125    201,111
#   Mitsubishi Research Institute, Inc....................     4,600    142,547
    Mitsubishi Shokuhin Co., Ltd..........................     5,700    157,757
    Mitsubishi Steel Manufacturing Co., Ltd...............    95,000    158,679
    Mitsubishi Tanabe Pharma Corp.........................     7,900    147,472
    Mitsubishi UFJ Financial Group, Inc...................   817,300  4,131,880
    Mitsubishi UFJ Financial Group, Inc. Sponsored ADR....    16,850     85,935
    Mitsubishi UFJ Lease & Finance Co., Ltd...............    82,200    330,741
    Mitsuboshi Belting, Ltd...............................    31,000    261,208
    Mitsui & Co., Ltd.....................................    88,800  1,040,367
    Mitsui & Co., Ltd. Sponsored ADR......................       471    110,223
    Mitsui Chemicals, Inc.................................   338,000  1,429,678
    Mitsui Engineering & Shipbuilding Co., Ltd............   477,000    693,722
    Mitsui Fudosan Co., Ltd...............................    12,000    259,748
    Mitsui High-Tec, Inc..................................    13,700     95,012
    Mitsui Home Co., Ltd..................................    14,000     62,293
    Mitsui Matsushima Co., Ltd............................    94,000     90,518
    Mitsui Mining & Smelting Co., Ltd.....................   377,000    715,484
    Mitsui OSK Lines, Ltd.................................   529,000  1,126,662
    Mitsui Sugar Co., Ltd.................................    51,000    254,173
    Mitsui-Soko Holdings Co., Ltd.........................    63,000    166,317
#*  Mitsumi Electric Co., Ltd.............................    66,000    330,110
    Mitsuuroko Group Holdings Co., Ltd....................    11,300     56,231
#   Miyaji Engineering Group, Inc.........................    45,000     65,578
    Miyazaki Bank, Ltd. (The).............................    92,000    266,605
#   Miyoshi Oil & Fat Co., Ltd............................    44,000     53,686
    Mizuho Financial Group, Inc........................... 1,617,060  2,594,290
    Mizuno Corp...........................................    62,000    324,303
    Mochida Pharmaceutical Co., Ltd.......................     3,700    282,127
    Modec, Inc............................................    13,400    208,951
#   Monex Group, Inc......................................   111,200    273,462
#   Money Partners Group Co., Ltd.........................     4,900     23,305
#   MONEY SQUARE HOLDINGS, Inc............................     4,100     35,518
    Monogatari Corp. (The)................................     2,400    125,475
#   MonotaRO Co., Ltd.....................................    13,000    377,938
#   MORESCO Corp..........................................     4,600     54,490
    Morinaga & Co., Ltd...................................    58,000    382,543
    Morinaga Milk Industry Co., Ltd.......................    97,000    720,072
    Morita Holdings Corp..................................    16,700    228,993
#   Morito Co., Ltd.......................................     9,100     69,802
    Morozoff, Ltd.........................................     4,000     16,954
    Mory Industries, Inc..................................     7,000     21,085
#   Mr Max Corp...........................................     8,900     27,552

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    MS&AD Insurance Group Holdings, Inc.....................  27,982 $  806,210
#   MTI, Ltd................................................  16,700    111,252
    Murakami Corp...........................................   2,000     30,386
    Murata Manufacturing Co., Ltd...........................   2,013    245,791
    Musashi Seimitsu Industry Co., Ltd......................  14,200    291,912
    Musashino Bank, Ltd. (The)..............................  18,500    463,063
#   Mutoh Holdings Co., Ltd.................................  19,000     42,778
    Nabtesco Corp...........................................   9,300    250,163
#   NAC Co., Ltd............................................   7,600     64,400
    Nachi-Fujikoshi Corp....................................  94,000    305,972
#   Nafco Co., Ltd..........................................     500      7,960
#   Nagaileben Co., Ltd.....................................   1,800     42,708
#   Nagano Bank, Ltd. (The).................................  47,000     90,255
    Nagase & Co., Ltd.......................................  57,800    672,662
    Nagatanien Holdings Co., Ltd............................   9,000    112,378
    Nagoya Railroad Co., Ltd................................  49,000    275,262
    Nakabayashi Co., Ltd....................................  14,000     37,233
    Nakamuraya Co., Ltd.....................................  13,083     60,623
    Nakanishi, Inc..........................................   3,000    103,539
    Nakano Corp.............................................  13,000     53,922
*   Nakayama Steel Works, Ltd............................... 109,000     56,961
    Nakayamafuku Co., Ltd...................................     600      4,636
    Namura Shipbuilding Co., Ltd............................  25,500    144,001
    Nankai Electric Railway Co., Ltd........................  37,000    204,861
    Nanto Bank, Ltd. (The).................................. 147,000    576,539
    Narasaki Sangyo Co., Ltd................................   5,000     11,705
    Natori Co., Ltd.........................................   2,700     40,370
    ND Software Co., Ltd....................................     500      4,049
    NDS Co., Ltd............................................  18,000     47,324
    NEC Capital Solutions, Ltd..............................   4,800     71,298
    NEC Corp................................................ 536,000  1,463,743
    NEC Networks & System Integration Corp..................  13,000    238,807
    NET One Systems Co., Ltd................................  45,000    304,696
    Neturen Co., Ltd........................................  18,200    140,573
*   New Japan Chemical Co., Ltd.............................  25,700     34,279
*   New Japan Radio Co., Ltd................................  10,000     35,137
    Nexon Co., Ltd..........................................   8,500    126,012
#   Next Co., Ltd...........................................  17,800    171,501
    NGK Insulators, Ltd.....................................  10,000    238,740
#   NGK Spark Plug Co., Ltd.................................  19,700    321,498
    NH Foods, Ltd...........................................  26,000    632,274
    NHK Spring Co., Ltd.....................................  61,200    534,853
    Nice Holdings, Inc......................................  15,000     21,192
    Nichi-iko Pharmaceutical Co., Ltd.......................  10,000    215,295
    Nichia Steel Works, Ltd.................................   2,000      4,459
    Nichias Corp............................................  37,000    299,097
    Nichiban Co., Ltd.......................................  12,000     87,809
    Nichicon Corp...........................................  36,800    271,886
    Nichiden Corp...........................................   1,200     36,302
    Nichiha Corp............................................  17,500    338,649
#   Nichii Gakkan Co., Ltd..................................  20,500    144,622
    Nichimo Co., Ltd........................................  13,000     21,446
    Nichirei Corp........................................... 112,000  1,068,727

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                               SHARES  VALUE++
                                                               ------- --------
JAPAN -- (Continued)
    Nichireki Co., Ltd........................................  13,000 $ 89,525
    Nichirin Co., Ltd.........................................   2,700   35,966
#   Nifco, Inc................................................  10,700  600,927
#   Nihon Chouzai Co., Ltd....................................   1,440   62,525
    Nihon Dempa Kogyo Co., Ltd................................  11,800   98,541
    Nihon Eslead Corp.........................................   6,000   60,524
    Nihon Flush Co., Ltd......................................   1,800   20,192
    Nihon House Holdings Co., Ltd.............................  29,600  101,195
    Nihon Kohden Corp.........................................   8,300  229,836
    Nihon M&A Center, Inc.....................................   9,700  594,636
#   Nihon Nohyaku Co., Ltd....................................  29,600  160,224
    Nihon Parkerizing Co., Ltd................................  21,200  255,174
#   Nihon Plast Co., Ltd......................................   5,900   47,491
    Nihon Tokushu Toryo Co., Ltd..............................   9,500   97,605
    Nihon Trim Co., Ltd.......................................   1,900  128,356
    Nihon Unisys, Ltd.........................................  27,500  374,846
    Nihon Yamamura Glass Co., Ltd.............................  79,000  124,583
    Nikkiso Co., Ltd..........................................  44,900  314,301
    Nikko Co., Ltd............................................  12,000   39,527
    Nikkon Holdings Co., Ltd..................................  33,700  672,771
    Nikon Corp................................................  27,000  381,531
#   Nintendo Co., Ltd.........................................   1,300  269,838
    Nippi, Inc................................................   6,000   39,093
    Nippo Corp................................................  30,000  551,483
    Nippon Air Conditioning Services Co., Ltd.................   8,000   42,010
    Nippon Beet Sugar Manufacturing Co., Ltd..................  91,000  168,801
#   Nippon Carbide Industries Co., Inc........................  61,000   86,865
#   Nippon Carbon Co., Ltd....................................  77,000  144,413
#   Nippon Ceramic Co., Ltd...................................   3,500   69,415
    Nippon Chemi-Con Corp..................................... 105,000  153,627
    Nippon Chemical Industrial Co., Ltd.......................  45,000   94,229
    Nippon Chemiphar Co., Ltd.................................  16,000   72,340
    Nippon Chutetsukan K.K....................................  12,000   17,217
#   Nippon Coke & Engineering Co., Ltd........................  94,300   61,038
#   Nippon Concrete Industries Co., Ltd.......................  23,700   86,076
    Nippon Denko Co., Ltd.....................................  80,065  131,799
    Nippon Densetsu Kogyo Co., Ltd............................  21,100  421,920
    Nippon Electric Glass Co., Ltd............................ 203,000  921,555
    Nippon Express Co., Ltd...................................  95,000  479,221
    Nippon Filcon Co., Ltd....................................   1,800    7,829
    Nippon Fine Chemical Co., Ltd.............................   4,800   36,599
    Nippon Flour Mills Co., Ltd...............................  58,000  423,157
    Nippon Gas Co., Ltd.......................................   9,600  227,993
    Nippon Hume Corp..........................................  13,900   87,153
    Nippon Kanzai Co., Ltd....................................   4,800   79,827
    Nippon Kasei Chemical Co., Ltd............................   8,000    8,270
    Nippon Kayaku Co., Ltd....................................  44,000  455,119
*   Nippon Kinzoku Co., Ltd...................................  18,000   17,602
    Nippon Kodoshi Corp.......................................   3,100   24,058
    Nippon Koei Co., Ltd......................................  36,000  114,922
#   Nippon Koshuha Steel Co., Ltd.............................  66,000   44,179
    Nippon Light Metal Holdings Co., Ltd...................... 299,500  679,899
    Nippon Paint Holdings Co., Ltd............................   5,000  136,595

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
#   Nippon Paper Industries Co., Ltd........................  64,924 $1,181,280
#   Nippon Parking Development Co., Ltd.....................  70,700     85,067
    Nippon Pillar Packing Co., Ltd..........................  12,800    133,133
    Nippon Piston Ring Co., Ltd.............................   5,800     82,573
    Nippon Road Co., Ltd. (The).............................  38,000    155,688
    Nippon Seiki Co., Ltd...................................  25,000    414,226
    Nippon Seisen Co., Ltd..................................  12,000     48,104
#*  Nippon Sharyo, Ltd......................................  65,000    175,778
*   Nippon Sheet Glass Co., Ltd............................. 517,000    378,440
    Nippon Shokubai Co., Ltd................................   6,200    389,945
    Nippon Signal Co., Ltd..................................  28,700    273,792
    Nippon Soda Co., Ltd....................................  82,000    359,745
    Nippon Steel & Sumikin Bussan Corp......................  98,000    335,380
    Nippon Steel & Sumitomo Metal Corp......................  80,906  1,520,999
    Nippon Suisan Kaisha, Ltd............................... 135,200    671,112
    Nippon Synthetic Chemical Industry Co., Ltd. (The)......  32,000    198,985
    Nippon Systemware Co., Ltd..............................   2,300     27,726
    Nippon Thompson Co., Ltd................................  42,000    137,538
    Nippon Valqua Industries, Ltd...........................  46,000    119,831
    Nippon Yakin Kogyo Co., Ltd.............................  72,400     94,126
    Nippon Yusen K.K........................................ 489,217    865,789
#   Nipro Corp..............................................  59,800    742,153
    Nishi-Nippon City Bank, Ltd. (The)...................... 357,000    691,061
    Nishi-Nippon Railroad Co., Ltd..........................  45,000    234,603
    Nishikawa Rubber Co., Ltd...............................   1,400     20,511
    Nishimatsu Construction Co., Ltd........................ 225,000  1,115,543
    Nishimatsuya Chain Co., Ltd.............................  16,700    238,161
    Nishio Rent All Co., Ltd................................   9,200    222,792
    Nissan Chemical Industries, Ltd.........................  10,400    332,251
#   Nissan Motor Co., Ltd................................... 204,300  1,979,355
    Nissan Shatai Co., Ltd..................................  22,100    220,536
    Nissan Tokyo Sales Holdings Co., Ltd....................  18,900     42,633
#   Nissei ASB Machine Co., Ltd.............................   4,300     77,716
    Nissei Build Kogyo Co., Ltd.............................  31,000    170,262
    Nissei Plastic Industrial Co., Ltd......................   9,100     60,107
#   Nissha Printing Co., Ltd................................  16,900    334,539
    Nisshin Fudosan Co......................................  21,900     74,786
    Nisshin Oillio Group, Ltd. (The)........................  94,000    444,614
    Nisshin Seifun Group, Inc...............................   7,465    123,228
    Nisshin Steel Co., Ltd..................................  58,740    728,339
    Nisshinbo Holdings, Inc.................................  82,600    768,727
    Nissin Corp.............................................  51,000    153,720
    Nissin Electric Co., Ltd................................  25,000    429,883
    Nissin Foods Holdings Co., Ltd..........................   2,200    124,895
    Nissin Kogyo Co., Ltd...................................  22,300    330,340
    Nissin Sugar Co., Ltd...................................   6,900     92,986
    Nissui Pharmaceutical Co., Ltd..........................   6,700     74,044
    Nitori Holdings Co., Ltd................................   2,200    273,620
    Nitta Corp..............................................   8,200    204,000
#   Nitta Gelatin, Inc......................................   7,100     53,190
    Nittan Valve Co., Ltd...................................   6,300     20,228
    Nittetsu Mining Co., Ltd................................  35,000    120,788
    Nitto Boseki Co., Ltd...................................  84,000    304,465

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Nitto Denko Corp........................................   7,600 $  509,358
    Nitto Kogyo Corp........................................  17,700    242,391
    Nitto Kohki Co., Ltd....................................   5,200    120,773
    Nitto Seiko Co., Ltd....................................  10,000     28,272
#   Nittoc Construction Co., Ltd............................  27,600    122,575
    Nittoku Engineering Co., Ltd............................   7,700     95,038
    NJS Co., Ltd............................................   3,400     37,800
    Noevir Holdings Co., Ltd................................   1,600     48,780
    NOF Corp................................................  53,000    457,172
    Nohmi Bosai, Ltd........................................  12,400    186,047
    Nojima Corp.............................................  18,600    324,009
    NOK Corp................................................  38,200    726,366
#   Nomura Co., Ltd.........................................   9,000    134,738
    Nomura Holdings, Inc.................................... 210,200    946,143
    Nomura Holdings, Inc. Sponsored ADR.....................  13,920     62,222
    Nomura Real Estate Holdings, Inc........................  44,000    758,831
    Nomura Research Institute, Ltd..........................   4,620    162,950
    Noritake Co., Ltd.......................................  59,000    136,999
    Noritsu Koki Co., Ltd...................................   8,400     56,746
    Noritz Corp.............................................  16,200    316,910
    North Pacific Bank, Ltd................................. 205,100    669,537
    NS Solutions Corp.......................................   9,800    185,017
    NS United Kaiun Kaisha, Ltd.............................  63,000     83,052
    NSD Co., Ltd............................................   6,340    104,962
    NSK, Ltd................................................  43,100    362,535
    NTN Corp................................................ 246,000    790,915
    NTT Data Corp...........................................   4,200    208,417
    NTT DOCOMO, Inc.........................................  49,672  1,349,307
    NTT DOCOMO, Inc. Sponsored ADR..........................   3,100     84,661
    NTT Urban Development Corp..............................   8,000     85,260
#   Nuflare Technology, Inc.................................   2,100    100,633
#   OAK Capital Corp........................................  23,400     34,457
    Obara Group, Inc........................................   6,600    271,739
    Obayashi Corp...........................................  33,000    360,913
    Obayashi Road Corp......................................  17,000    120,483
    Obic Co., Ltd...........................................   2,700    157,174
#   Odelic Co., Ltd.........................................   1,900     70,110
    Oenon Holdings, Inc.....................................  36,000     73,349
    Ogaki Kyoritsu Bank, Ltd. (The)......................... 178,000    585,762
    Ohara, Inc..............................................   1,500      7,879
    Ohashi Technica, Inc....................................   4,700     56,625
    Ohsho Food Service Corp.................................   4,700    179,558
    OIE Sangyo Co., Ltd.....................................   1,187     10,699
    Oiles Corp..............................................   9,316    166,210
    Oita Bank, Ltd. (The)...................................  78,000    252,158
    Oji Holdings Corp....................................... 220,000    917,476
    Okabe Co., Ltd..........................................  21,300    165,478
    Okamoto Industries, Inc.................................  24,000    247,048
#   Okamoto Machine Tool Works, Ltd.........................  37,000     42,807
    Okamura Corp............................................  33,700    348,026
    Okasan Securities Group, Inc............................  73,000    367,170
    Oki Electric Industry Co., Ltd.......................... 332,000    451,336
    Okinawa Cellular Telephone Co...........................   4,900    151,516

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
#   Okinawa Electric Power Co., Inc. (The)..................   7,725 $  155,557
#   OKK Corp................................................  63,000     62,760
    OKUMA Corp..............................................  56,000    426,002
    Okumura Corp............................................ 135,000    796,998
    Okura Industrial Co., Ltd...............................  31,000     91,320
    Okuwa Co., Ltd..........................................  11,000    112,745
    Olympic Group Corp......................................   2,300     11,926
    Olympus Corp............................................   7,200    248,456
    Omron Corp..............................................   9,700    321,677
    ONO Sokki Co., Ltd......................................   4,000     33,617
#   Onoken Co., Ltd.........................................   8,500    103,442
    Onward Holdings Co., Ltd................................  73,000    503,415
    Open House Co., Ltd.....................................   9,800    278,285
    OPT Holding, Inc........................................   7,300     54,650
    Optex Co., Ltd..........................................   4,600    106,356
    Oracle Corp. Japan......................................   1,000     60,836
    Organo Corp.............................................  34,000    132,929
#   Origin Electric Co., Ltd................................  21,000     56,108
    ORIX Corp...............................................  93,800  1,316,349
    Osaka Organic Chemical Industry, Ltd....................   7,300     43,179
    Osaka Soda Co., Ltd.....................................  46,000    197,072
    Osaka Steel Co., Ltd....................................   7,500    137,695
#   OSAKA Titanium Technologies Co., Ltd....................   3,500     44,498
    Osaki Electric Co., Ltd.................................  20,000    160,927
#   OSG Corp................................................  21,200    353,179
#   OSJB Holdings Corp......................................  23,100     46,376
    Otsuka Corp.............................................   3,100    158,817
    Otsuka Holdings Co., Ltd................................   7,000    332,780
#   Otsuka Kagu, Ltd........................................   6,000     65,444
    OUG Holdings, Inc.......................................  15,000     35,678
    Outsourcing, Inc........................................   4,200    157,590
    Oyo Corp................................................  13,900    156,586
    Pacific Industrial Co., Ltd.............................  24,700    277,765
#*  Pacific Metals Co., Ltd.................................  90,000    243,598
    Pack Corp. (The)........................................   4,900    135,146
#   Pal Co., Ltd............................................   7,000    164,462
    PALTAC Corp.............................................  19,950    393,306
    PanaHome Corp...........................................  41,000    323,258
    Panasonic Corp..........................................  82,099    789,520
    Panasonic Corp. Sponsored ADR...........................  26,580    255,434
    Panasonic Industrial Devices SUNX Co., Ltd..............   9,300     56,389
    Paramount Bed Holdings Co., Ltd.........................   7,100    269,614
    Parco Co., Ltd..........................................  14,506    121,659
    Paris Miki Holdings, Inc................................  10,300     42,815
    Park24 Co., Ltd.........................................   6,800    230,304
#   Pasco Corp..............................................  13,000     42,676
#   Pasona Group, Inc.......................................  11,100     72,402
    PC Depot Corp...........................................   3,200     42,248
    Pegasus Sewing Machine Manufacturing Co., Ltd...........   6,200     30,164
    Penta-Ocean Construction Co., Ltd....................... 104,500    635,399
    PIA Corp................................................     600     12,721
#   Pigeon Corp.............................................   8,400    210,124
    Pilot Corp..............................................   8,700    378,933

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Piolax, Inc.............................................   5,200 $  263,449
*   Pioneer Corp............................................ 180,100    327,418
    Plenus Co., Ltd.........................................   9,500    169,281
    Pocket Card Co., Ltd....................................  10,900     57,472
    Pola Orbis Holdings, Inc................................   2,700    265,784
    Poletowin Pitcrew Holdings, Inc.........................   3,300     25,535
    Press Kogyo Co., Ltd....................................  60,100    221,326
    Pressance Corp..........................................   5,000    222,287
    Prestige International, Inc.............................  11,400    172,044
    Prima Meat Packers, Ltd.................................  99,000    315,014
    Pronexus, Inc...........................................   6,000     63,408
    Proto Corp..............................................   3,200     36,331
#   PS Mitsubishi Construction Co., Ltd.....................  17,500     66,151
    Qol Co., Ltd............................................   6,300     90,306
    Quick Co., Ltd..........................................   2,400     18,387
    Raito Kogyo Co., Ltd....................................  28,500    334,235
#   Rakuten, Inc............................................   7,600     86,006
*   Rasa Industries, Ltd....................................  64,000     60,920
#   Raysum Co., Ltd.........................................   9,400     67,226
    Relo Group, Inc.........................................   2,900    452,516
    Renaissance, Inc........................................   6,300     74,774
    Rengo Co., Ltd.......................................... 119,000    781,205
#*  Renown, Inc.............................................  44,300     44,597
    Resona Holdings, Inc.................................... 309,000  1,232,535
#   Resorttrust, Inc........................................  12,800    289,663
    Rheon Automatic Machinery Co., Ltd......................  12,800     78,647
    Rhythm Watch Co., Ltd...................................  54,000     94,394
#   Riberesute Corp.........................................   4,300     29,538
    Ricoh Co., Ltd.......................................... 215,700  1,905,079
    Ricoh Leasing Co., Ltd..................................   8,500    218,030
    Right On Co., Ltd.......................................   6,200     69,366
    Riken Corp..............................................  51,000    176,374
    Riken Keiki Co., Ltd....................................   5,000     57,094
    Riken Technos Corp......................................  21,500     94,718
#   Riken Vitamin Co., Ltd..................................   2,400    112,847
    Ringer Hut Co., Ltd.....................................   5,100    117,199
    Rinnai Corp.............................................   1,400    137,087
    Rion Co., Ltd...........................................   4,400     61,549
    Riso Kagaku Corp........................................  11,400    164,235
    Riso Kyoiku Co., Ltd....................................   5,400     23,930
    Rock Field Co., Ltd.....................................   8,400    123,270
    Rohm Co., Ltd...........................................  13,300    565,929
    Rohto Pharmaceutical Co., Ltd...........................  20,800    359,050
    Rokko Butter Co., Ltd...................................   2,800     63,244
    Roland DG Corp..........................................   6,100    126,849
    Round One Corp..........................................  45,700    308,947
    Royal Holdings Co., Ltd.................................   9,600    179,676
    Ryobi, Ltd..............................................  89,000    421,870
    Ryoden Corp.............................................  25,000    157,115
    Ryohin Keikaku Co., Ltd.................................   1,500    333,018
    Ryosan Co., Ltd.........................................  22,000    678,199
#   Ryoyo Electro Corp......................................  16,900    205,612
#   S Foods, Inc............................................   7,200    193,610

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    S&B Foods, Inc..........................................     200 $    9,228
    Sac's Bar Holdings, Inc.................................   7,150     76,197
    Saibu Gas Co., Ltd......................................  60,000    149,810
    Saizeriya Co., Ltd......................................   8,100    180,721
    Sakai Chemical Industry Co., Ltd........................  61,000    166,245
    Sakai Heavy Industries, Ltd.............................  26,000     46,347
#   Sakai Moving Service Co., Ltd...........................   5,000    121,662
#   Sakai Ovex Co., Ltd.....................................  45,000     66,460
    Sakata INX Corp.........................................  18,600    236,707
#   Sakata Seed Corp........................................   5,000    123,100
    Sala Corp...............................................   8,500     54,515
#   SAMTY Co., Ltd..........................................   6,400     63,849
    San-A Co., Ltd..........................................   5,500    274,631
    San-Ai Oil Co., Ltd.....................................  33,000    221,560
    San-In Godo Bank, Ltd. (The)............................  79,000    606,890
#   Sanden Holdings Corp....................................  78,000    223,775
    Sanei Architecture Planning Co., Ltd....................   5,400     58,017
    Sangetsu Co., Ltd.......................................  26,000    505,338
    Sanken Electric Co., Ltd................................  73,000    256,896
    Sanki Engineering Co., Ltd..............................  22,600    196,208
#   Sanko Marketing Foods Co., Ltd..........................     600      5,302
#   Sanko Metal Industrial Co., Ltd.........................   4,000     11,420
    Sankyo Co., Ltd.........................................   6,500    236,663
    Sankyo Seiko Co., Ltd...................................  12,100     39,968
#   Sankyo Tateyama, Inc....................................  15,300    232,765
    Sankyu, Inc............................................. 130,000    737,242
    Sanoh Industrial Co., Ltd...............................  16,500     91,362
#   Sanrio Co., Ltd.........................................   6,700    118,886
#   Sansha Electric Manufacturing Co., Ltd..................   5,900     27,565
    Sanshin Electronics Co., Ltd............................  19,600    172,820
    Santen Pharmaceutical Co., Ltd..........................   8,500    141,345
    Sanwa Holdings Corp.....................................  53,000    551,056
    Sanyo Chemical Industries, Ltd..........................  42,000    364,705
    Sanyo Denki Co., Ltd....................................  26,000    122,605
    Sanyo Electric Railway Co., Ltd.........................  13,000     63,620
    Sanyo Housing Nagoya Co., Ltd...........................   4,900     45,169
#   Sanyo Shokai, Ltd.......................................  56,372    104,364
    Sanyo Special Steel Co., Ltd............................  61,000    325,587
    Sanyo Trading Co., Ltd..................................   2,400     29,825
#   Sapporo Holdings, Ltd...................................  35,400    992,575
#   Sata Construction Co., Ltd..............................   3,400     13,256
    Sato Holdings Corp......................................   7,900    181,014
    Sato Restaurant Systems Co., Ltd........................   7,400     59,088
    Sato Shoji Corp.........................................   4,500     28,745
    Satori Electric Co., Ltd................................  13,000     85,747
    Sawada Holdings Co., Ltd................................  11,700    112,921
    Sawai Pharmaceutical Co., Ltd...........................   6,100    484,048
    Saxa Holdings, Inc......................................  48,000     92,139
    SBI Holdings, Inc....................................... 106,050  1,148,436
    SBS Holdings, Inc.......................................  14,300     98,762
    SCREEN Holdings Co Ltd..................................  48,000    568,595
    Scroll Corp.............................................  25,900     95,451
    SCSK Corp...............................................   1,655     69,039

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Secom Co., Ltd..........................................   4,900 $  369,120
    Secom Joshinetsu Co., Ltd...............................     200      6,664
    Sega Sammy Holdings, Inc................................  59,800    654,821
    Seibu Electric Industry Co., Ltd........................  13,000     54,947
    Seibu Holdings, Inc.....................................   7,600    133,274
    Seika Corp..............................................  38,000     93,137
    Seikitokyu Kogyo Co., Ltd...............................  23,900    120,350
    Seiko Epson Corp........................................  30,800    541,912
    Seiko Holdings Corp.....................................  90,000    294,865
    Seino Holdings Co., Ltd.................................  92,600    943,027
    Seiren Co., Ltd.........................................  20,300    197,571
    Sekisui Chemical Co., Ltd...............................  32,000    465,401
    Sekisui House, Ltd......................................  60,940  1,015,338
    Sekisui Jushi Corp......................................  20,800    339,193
    Sekisui Plastics Co., Ltd...............................  31,000    101,514
    Senko Co., Ltd..........................................  53,000    332,048
    Senshu Electric Co., Ltd................................   2,100     33,424
    Senshu Ikeda Holdings, Inc.............................. 136,540    592,969
#   Senshukai Co., Ltd......................................  24,700    170,480
    Septeni Holdings Co., Ltd...............................   2,300     72,922
    Seria Co., Ltd..........................................   5,800    472,647
    Seven & I Holdings Co., Ltd.............................  12,900    535,648
    Seven Bank, Ltd.........................................  36,100    123,324
#*  Sharp Corp.............................................. 482,000    430,488
    Shibaura Electronics Co., Ltd...........................   3,600     60,909
#   Shibaura Mechatronics Corp..............................  20,000     41,878
    Shibusawa Warehouse Co., Ltd. (The).....................  25,000     69,978
    Shibuya Corp............................................   6,200    112,160
    Shidax Corp.............................................   6,800     31,653
#   Shiga Bank, Ltd. (The).................................. 142,108    676,538
    Shikibo, Ltd............................................  50,000     51,993
    Shikoku Bank, Ltd. (The)................................ 108,000    235,176
    Shikoku Chemicals Corp..................................  18,000    164,147
#   Shikoku Electric Power Co., Inc.........................  10,100    105,485
#   Shima Seiki Manufacturing, Ltd..........................  16,300    320,461
    Shimachu Co., Ltd.......................................  29,100    653,460
    Shimadzu Corp...........................................  16,000    231,564
    Shimamura Co., Ltd......................................     900    131,303
    Shimane Bank, Ltd. (The)................................   1,300     15,810
    Shimizu Bank, Ltd. (The)................................   4,600    124,411
    Shimizu Corp............................................  19,000    193,657
    Shimojima Co., Ltd......................................   1,600     17,123
    Shin Nippon Air Technologies Co., Ltd...................   9,600    101,982
    Shin-Etsu Chemical Co., Ltd.............................  12,800    873,460
    Shin-Etsu Polymer Co., Ltd..............................  24,600    156,733
    Shin-Keisei Electric Railway Co., Ltd...................   5,000     19,571
    Shinagawa Refractories Co., Ltd.........................  28,000     49,881
    Shindengen Electric Manufacturing Co., Ltd..............  42,000    157,615
*   Shinkawa, Ltd...........................................   8,100     40,908
    Shinko Electric Industries Co., Ltd.....................  44,900    245,747
    Shinko Plantech Co., Ltd................................  19,700    142,591
    Shinko Shoji Co., Ltd...................................  14,100    143,238
    Shinmaywa Industries, Ltd...............................  51,000    338,076

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Shinnihon Corp..........................................  18,600 $  166,044
#   Shinoken Group Co., Ltd.................................   2,200     47,767
    Shinsei Bank, Ltd....................................... 354,000    531,058
    Shinsho Corp............................................  25,000     41,990
    Shinwa Co., Ltd.........................................   2,100     32,654
    Shionogi & Co., Ltd.....................................   1,000     51,868
    Ship Healthcare Holdings, Inc...........................  17,400    526,292
    Shiseido Co., Ltd.......................................  15,500    434,260
    Shizuoka Bank, Ltd. (The)...............................  84,000    623,352
    Shizuoka Gas Co., Ltd...................................  38,300    288,067
    Shobunsha Publications, Inc.............................   5,200     28,019
    Shoei Co., Ltd..........................................     400      6,622
#   Shoei Foods Corp........................................   8,500    110,557
    Shofu, Inc..............................................   4,100     56,807
*   Shoko Co., Ltd..........................................  44,000     31,301
    Showa Aircraft Industry Co., Ltd........................   2,822     25,921
    Showa Corp..............................................  35,600    205,905
    Showa Denko KK..........................................  87,900    895,882
    Showa Sangyo Co., Ltd...................................  42,000    201,296
    Showa Shell Sekiyu K.K..................................  48,600    435,869
#   Siix Corp...............................................   9,400    346,107
    Sinanen Holdings Co., Ltd...............................  26,000    104,682
    Sinfonia Technology Co., Ltd............................  83,000    146,920
    Sinko Industries, Ltd...................................  10,500    121,114
    Sintokogio, Ltd.........................................  28,100    221,295
    SKY Perfect JSAT Holdings, Inc..........................  70,800    312,036
    SMC Corp................................................     400    104,592
    SMK Corp................................................  34,000    113,896
    SMS Co., Ltd............................................   8,600    203,094
    SNT Corp................................................   4,400     22,910
    Sodick Co., Ltd.........................................  31,600    247,229
    Soft99 Corp.............................................   4,000     27,387
    SoftBank Group Corp.....................................   1,200     66,053
    Softbank Technology Corp................................   2,300     48,141
    Software Service, Inc...................................     400     16,704
    Sogo Medical Co., Ltd...................................   5,000    191,309
    Sohgo Security Services Co., Ltd........................   8,000    395,064
    Sojitz Corp............................................. 443,400  1,068,325
    Sompo Japan Nipponkoa Holdings, Inc.....................  40,250  1,300,047
    Sony Corp...............................................  26,100    856,782
    Sony Corp. Sponsored ADR................................  57,811  1,931,466
    Sony Financial Holdings, Inc............................   8,700    108,988
    Sotetsu Holdings, Inc...................................  30,000    163,742
    Sotoh Co., Ltd..........................................   1,500     19,246
    Sourcenext Corp.........................................     900      5,053
#   Space Co., Ltd..........................................   2,000     23,134
#   Sparx Group Co., Ltd....................................  26,300     46,748
    SPK Corp................................................   1,082     22,220
    Square Enix Holdings Co., Ltd...........................   7,700    240,033
    SRA Holdings............................................   2,600     55,722
#   Srg Takamiya Co., Ltd...................................  11,700     49,559
    ST Corp.................................................   2,200     25,157
    St Marc Holdings Co., Ltd...............................   7,400    222,648

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Stanley Electric Co., Ltd...............................  12,600 $  305,461
    Star Micronics Co., Ltd.................................  15,600    183,458
    Start Today Co., Ltd....................................   4,700    223,979
    Starts Corp., Inc.......................................   9,000    180,227
    Starzen Co., Ltd........................................   3,900    156,116
    Stella Chemifa Corp.....................................   5,900    212,002
    Step Co., Ltd...........................................   3,800     40,666
#   Studio Alice Co., Ltd...................................   6,600    147,788
    Sugi Holdings Co., Ltd..................................   1,600     80,160
    Sugimoto & Co., Ltd.....................................     900     10,367
    Sumco Corp..............................................  97,300    722,688
    Sumida Corp.............................................  14,600    124,827
    Suminoe Textile Co., Ltd................................  33,000     60,153
    Sumiseki Holdings, Inc..................................  12,200     10,194
    Sumitomo Bakelite Co., Ltd.............................. 113,000    542,283
    Sumitomo Chemical Co., Ltd.............................. 430,000  1,903,166
    Sumitomo Corp...........................................  77,400    811,859
#   Sumitomo Dainippon Pharma Co., Ltd......................   7,600    142,056
    Sumitomo Densetsu Co., Ltd..............................   9,900    111,268
    Sumitomo Electric Industries, Ltd....................... 126,600  1,744,155
    Sumitomo Forestry Co., Ltd..............................  52,900    745,066
    Sumitomo Heavy Industries, Ltd.......................... 228,000  1,081,733
    Sumitomo Metal Mining Co., Ltd..........................  96,000  1,153,908
    Sumitomo Mitsui Construction Co., Ltd................... 320,300    291,347
    Sumitomo Mitsui Financial Group, Inc....................  88,341  2,800,350
    Sumitomo Mitsui Trust Holdings, Inc..................... 238,000    790,925
    Sumitomo Osaka Cement Co., Ltd.......................... 224,000  1,069,047
    Sumitomo Precision Products Co., Ltd....................  20,000     63,839
    Sumitomo Real Estate Sales Co., Ltd.....................   6,080    129,998
    Sumitomo Realty & Development Co., Ltd..................   6,000    155,245
    Sumitomo Riko Co., Ltd..................................  22,200    198,467
#   Sumitomo Rubber Industries, Ltd.........................  76,800  1,084,008
    Sumitomo Seika Chemicals Co., Ltd.......................  31,000    186,632
    Sumitomo Warehouse Co., Ltd. (The)......................  79,000    414,755
#   Sun Corp................................................   7,000     47,221
    Sun Frontier Fudousan Co., Ltd..........................  16,400    161,644
    Sun-Wa Technos Corp.....................................   6,200     42,614
    Suncall Corp............................................   4,700     21,319
    Sundrug Co., Ltd........................................   1,600    138,794
#   Suruga Bank, Ltd........................................  16,800    383,062
    Suzuden Corp............................................   1,400     12,900
    Suzuken Co., Ltd........................................  21,760    694,014
    Suzuki Motor Corp.......................................  13,800    422,616
#*  SWCC Showa Holdings Co., Ltd............................ 134,000     83,395
    Systena Corp............................................   5,500     90,722
    T Hasegawa Co., Ltd.....................................  13,400    242,375
    T RAD Co., Ltd..........................................  36,000     69,034
    T&D Holdings, Inc.......................................  86,900    886,206
    T&K Toka Co., Ltd.......................................  10,000     89,651
    T-Gaia Corp.............................................   8,300    127,087
#   Tabuchi Electric Co., Ltd...............................  13,200     45,873
    Tachi-S Co., Ltd........................................  16,800    288,753
    Tachibana Eletech Co., Ltd..............................   8,420     94,122

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Tachikawa Corp..........................................   1,600 $   11,340
    Tadano, Ltd.............................................  64,200    619,430
    Taihei Dengyo Kaisha, Ltd...............................  17,000    173,937
    Taiheiyo Cement Corp.................................... 491,000  1,403,249
    Taiheiyo Kouhatsu, Inc..................................  17,000     11,896
    Taiho Kogyo Co., Ltd....................................  10,300    110,383
    Taikisha, Ltd...........................................   9,000    242,422
    Taiko Bank, Ltd. (The)..................................  36,000     78,082
#   Taiko Pharmaceutical Co., Ltd...........................   5,100     82,063
    Taisei Corp.............................................  45,000    404,697
    Taisei Lamick Co., Ltd..................................     400     11,414
    Taisho Pharmaceutical Holdings Co., Ltd.................     800     87,596
    Taiyo Holdings Co., Ltd.................................   4,200    142,383
    Taiyo Nippon Sanso Corp.................................  25,000    240,635
    Taiyo Yuden Co., Ltd....................................  57,700    513,247
#   Takagi Securities Co., Ltd..............................  39,000     50,854
    Takamatsu Construction Group Co., Ltd...................   5,700    137,653
    Takaoka Toko Co., Ltd...................................   4,664     81,502
    Takara Holdings, Inc....................................  14,600    129,868
    Takara Leben Co., Ltd...................................  38,200    298,615
    Takara Standard Co., Ltd................................  39,000    374,892
    Takasago International Corp.............................   8,100    196,127
    Takasago Thermal Engineering Co., Ltd...................  22,800    299,719
    Takashima & Co., Ltd....................................  26,000     42,972
    Takashimaya Co., Ltd....................................  89,000    674,298
#*  Takata Corp.............................................  22,200     89,068
    Take And Give Needs Co., Ltd............................   5,170     20,193
    Takeda Pharmaceutical Co., Ltd..........................  10,200    454,494
    Takeei Corp.............................................  12,400    105,929
#   Takeuchi Manufacturing Co., Ltd.........................  17,000    225,652
    Takihyo Co., Ltd........................................  14,000     60,747
    Takiron Co., Ltd........................................  26,000    126,728
    Takisawa Machine Tool Co., Ltd..........................  37,000     47,358
    Takuma Co., Ltd.........................................  32,000    277,425
#   Tama Home Co., Ltd......................................  14,600     67,410
#   Tamron Co., Ltd.........................................   8,500    123,410
    Tamura Corp.............................................  42,000    128,357
    Tanseisha Co., Ltd......................................  13,650    105,462
#   TASAKI & Co., Ltd.......................................   4,300     52,042
    Tatsuta Electric Wire and Cable Co., Ltd................  31,000    100,526
    Tayca Corp..............................................  15,000     76,438
    TBK Co., Ltd............................................  14,600     53,728
    TDK Corp................................................  22,000  1,349,838
#*  Teac Corp...............................................  23,000      7,594
    Teijin, Ltd............................................. 341,000  1,282,545
    Teikoku Electric Manufacturing Co., Ltd.................   5,200     40,726
    Teikoku Sen-I Co., Ltd..................................   4,200     56,883
    Teikoku Tsushin Kogyo Co., Ltd..........................  16,000     23,228
#   Tekken Corp.............................................  31,000    113,873
    Tenma Corp..............................................   9,200    164,633
    Terumo Corp.............................................   1,400     60,053
    THK Co., Ltd............................................  27,400    541,358
    TIS, Inc................................................  37,000    955,302

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    TKC Corp................................................   2,900 $   82,103
    Toa Corp.(6894434)......................................  10,900    106,166
    Toa Corp.(6894508)...................................... 111,000    191,672
#   Toa Oil Co., Ltd........................................  44,000     50,964
    TOA ROAD Corp...........................................  31,000     84,046
#   Toabo Corp..............................................   3,800     18,070
    Toagosei Co., Ltd.......................................  64,100    642,101
    Tobishima Corp..........................................  70,300    128,412
    Tobu Store Co., Ltd.....................................  19,000     55,076
    TOC Co., Ltd............................................  15,400    130,271
    Tocalo Co., Ltd.........................................   8,600    169,993
    Tochigi Bank, Ltd. (The)................................  51,000    209,271
    Toda Corp............................................... 176,000    882,195
#   Toda Kogyo Corp.........................................  31,000     87,156
    Toei Animation Co., Ltd.................................     900     45,059
    Toei Co., Ltd...........................................  38,000    342,859
    Toell Co., Ltd..........................................   1,700     13,555
    Toenec Corp.............................................  24,000    139,704
    Togami Electric Manufacturing Co., Ltd..................   6,000     23,746
    Toho Bank, Ltd. (The)................................... 124,000    464,849
    Toho Co., Ltd.(6895200).................................   4,900    142,556
    Toho Co., Ltd.(6895211).................................   3,000     70,048
#   Toho Gas Co., Ltd.......................................  23,000    202,408
#   Toho Holdings Co., Ltd..................................  24,700    554,276
#   Toho Titanium Co., Ltd..................................  14,600     91,695
    Toho Zinc Co., Ltd......................................  76,000    256,081
    Tohoku Bank, Ltd. (The).................................  33,000     47,181
    Tohto Suisan Co., Ltd...................................  16,000     24,847
    Tokai Carbon Co., Ltd................................... 120,000    309,215
    Tokai Corp..............................................   4,100    139,519
#   TOKAI Holdings Corp.....................................  56,600    369,832
    Tokai Lease Co., Ltd....................................   5,000      9,483
    Tokai Rika Co., Ltd.....................................  28,400    539,037
    Tokai Tokyo Financial Holdings, Inc..................... 106,000    491,251
    Token Corp..............................................   2,520    210,693
    Tokio Marine Holdings, Inc..............................  28,116  1,088,292
    Tokushu Tokai Paper Co., Ltd............................  46,000    163,881
#*  Tokuyama Corp........................................... 117,000    360,891
    Tokyo Broadcasting System Holdings, Inc.................  11,000    155,848
    Tokyo Dome Corp.........................................  42,000    375,687
    Tokyo Electron Device, Ltd..............................   5,000     73,404
    Tokyo Electron, Ltd.....................................   9,300    799,004
    Tokyo Energy & Systems, Inc.............................  11,000    125,221
#   Tokyo Individualized Educational Institute, Inc.........   8,200     49,495
    Tokyo Keiki, Inc........................................  42,000     68,823
*   Tokyo Kikai Seisakusho, Ltd.............................  20,000      7,532
    Tokyo Ohka Kogyo Co., Ltd...............................   8,900    263,730
#   Tokyo Rakutenchi Co., Ltd...............................  10,000     45,506
    Tokyo Rope Manufacturing Co., Ltd.......................  83,000    135,888
    Tokyo Sangyo Co., Ltd...................................   2,600      9,102
    Tokyo Seimitsu Co., Ltd.................................  15,600    366,559
#   Tokyo Steel Manufacturing Co., Ltd......................  48,100    339,731
    Tokyo Tatemono Co., Ltd.................................  52,800    657,436

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Tokyo Tekko Co., Ltd....................................  24,000 $   88,361
#   Tokyo Theatres Co., Inc.................................  43,000     48,732
    Tokyo TY Financial Group, Inc...........................  15,387    402,186
    Tokyotokeiba Co., Ltd...................................  57,000    128,972
#   Tokyu Construction Co., Ltd.............................  20,730    216,927
    Tokyu Fudosan Holdings Corp............................. 146,082    864,379
#   Tokyu Recreation Co., Ltd...............................   3,853     28,471
    Toli Corp...............................................  35,000    112,144
    Tomato Bank, Ltd........................................  34,000     51,042
    Tomoe Corp..............................................  13,700     46,507
#   Tomoe Engineering Co., Ltd..............................   3,800     57,820
    Tomoegawa Co., Ltd......................................   6,000     11,200
    Tomoku Co., Ltd.........................................  36,000    107,198
    TOMONY Holdings, Inc....................................  88,300    330,971
#   Tomy Co., Ltd...........................................  37,200    334,864
    Tonami Holdings Co., Ltd................................  27,000     72,183
    TonenGeneral Sekiyu KK..................................   8,000     72,274
#   Topcon Corp.............................................  22,300    213,305
    Toppan Forms Co., Ltd...................................  30,000    331,051
    Toppan Printing Co., Ltd................................  86,000    758,520
    Topre Corp..............................................  21,100    481,638
    Topy Industries, Ltd.................................... 124,000    274,982
    Toray Industries, Inc...................................  53,000    482,824
    Toridoll.corp...........................................  11,300    329,540
    Torigoe Co., Ltd. (The).................................   8,000     53,618
    Torii Pharmaceutical Co., Ltd...........................   7,500    165,739
#   Torishima Pump Manufacturing Co., Ltd...................  14,500    158,719
    Tosei Corp..............................................  17,500    138,069
*   Toshiba Corp............................................ 181,000    468,069
    Toshiba Machine Co., Ltd................................  71,000    238,691
#   Toshiba Plant Systems & Services Corp...................  18,500    326,771
*   Toshiba TEC Corp........................................  83,000    286,935
    Tosho Co., Ltd..........................................   2,700    118,826
#   Tosho Printing Co., Ltd.................................  30,000    145,388
    Tosoh Corp.............................................. 181,000    918,361
#   Totetsu Kogyo Co., Ltd..................................   8,070    255,283
#   TOTO, Ltd...............................................   7,499    321,366
    Tottori Bank, Ltd. (The)................................  13,000     21,740
    Toukei Computer Co., Ltd................................   2,100     37,720
    Tow Co., Ltd............................................   2,300     13,669
    Towa Bank, Ltd. (The)................................... 211,000    186,108
    Towa Corp...............................................  11,700    127,662
    Towa Pharmaceutical Co., Ltd............................   5,700    310,436
    Toyo Construction Co., Ltd..............................  43,300    221,745
    Toyo Corp...............................................  10,600    111,508
    Toyo Denki Seizo K.K....................................  24,000     70,993
    Toyo Engineering Corp...................................  73,000    235,016
    Toyo Ink SC Holdings Co., Ltd........................... 115,000    497,685
    Toyo Kanetsu K.K........................................  55,000    112,737
    Toyo Kohan Co., Ltd.....................................  31,300     76,749
    Toyo Machinery & Metal Co., Ltd.........................  12,000     40,894
    Toyo Securities Co., Ltd................................  44,000     82,052
    Toyo Seikan Group Holdings, Ltd.........................  56,600  1,102,698

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Toyo Sugar Refining Co., Ltd............................   8,000 $    8,352
    Toyo Suisan Kaisha, Ltd.................................   4,400    195,418
#   Toyo Tanso Co., Ltd.....................................   9,500    141,050
    Toyo Tire & Rubber Co., Ltd.............................  46,700    467,659
    Toyo Wharf & Warehouse Co., Ltd.........................  37,000     52,557
    Toyobo Co., Ltd......................................... 525,000    991,193
    Toyoda Gosei Co., Ltd...................................  32,800    712,514
    Toyota Boshoku Corp.....................................  15,100    345,267
#   Toyota Industries Corp..................................   6,300    282,778
    Toyota Motor Corp.......................................  42,780  2,397,168
    Toyota Motor Corp. Sponsored ADR........................  36,827  4,109,893
    Toyota Tsusho Corp......................................  67,000  1,479,228
    TPR Co., Ltd............................................  10,400    220,513
    Trancom Co., Ltd........................................   2,600    167,471
    Transcosmos, Inc........................................   3,900    111,597
    Trend Micro, Inc........................................   4,200    152,500
    Trusco Nakayama Corp....................................  10,400    520,467
    Trust Tech, Inc.........................................   1,200     14,861
    TS Tech Co., Ltd........................................  21,900    498,654
    TSI Holdings Co., Ltd...................................  49,805    287,423
    Tsubakimoto Chain Co....................................  73,000    495,971
    Tsubakimoto Kogyo Co., Ltd..............................   4,000     10,589
*   Tsudakoma Corp..........................................  40,000     47,096
#   Tsugami Corp............................................  33,000    140,658
#   Tsukada Global Holdings, Inc............................   9,800     69,444
    Tsukamoto Corp. Co., Ltd................................   3,000      3,065
    Tsukishima Kikai Co., Ltd...............................  14,100    146,714
    Tsukuba Bank, Ltd.......................................  50,700    157,416
    Tsukui Corp.............................................  15,200    240,023
    Tsumura & Co............................................  19,400    547,493
    Tsuruha Holdings, Inc...................................   2,200    250,169
    Tsurumi Manufacturing Co., Ltd..........................   9,400    140,038
    Tsutsumi Jewelry Co., Ltd...............................   4,900     95,821
    TV Asahi Holdings Corp..................................  10,800    177,190
    Tv Tokyo Holdings Corp..................................   6,900    146,777
#   Tyo, Inc................................................  21,600     34,784
#   U-Shin, Ltd.............................................  13,200     83,399
    UACJ Corp............................................... 144,067    354,328
    Ube Industries, Ltd..................................... 604,200  1,053,387
    Uchida Yoko Co., Ltd....................................  31,000    139,857
    Uchiyama Holdings Co., Ltd..............................   2,300      9,619
    Ueki Corp...............................................   3,000      6,294
    UKC Holdings Corp.......................................   6,600    103,831
    Ulvac, Inc..............................................  23,400    725,001
*   Uniden Holdings Corp....................................  54,000     64,941
    Union Tool Co...........................................   4,700    134,887
    Unipres Corp............................................  20,400    332,305
    United Arrows, Ltd......................................   7,000    195,098
    United Super Markets Holdings, Inc......................  19,200    185,295
#*  Unitika, Ltd............................................ 136,000     82,140
*   Universal Entertainment Corp............................  13,000    334,987
#   Unizo Holdings Co., Ltd.................................   6,200    221,215
    UNY Group Holdings Co., Ltd............................. 119,700    969,063

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
JAPAN -- (Continued)
*   Usen Corp................................................ 39,380 $  123,311
    Ushio, Inc............................................... 57,400    708,922
    USS Co., Ltd............................................. 10,200    173,009
#*  UT Group Co., Ltd........................................ 10,900     48,317
    Utoc Corp................................................  7,500     22,954
    V Technology Co., Ltd....................................    500     65,017
    Valor Holdings Co., Ltd.................................. 21,300    583,188
#   Vector, Inc..............................................  3,600    106,489
#   Village Vanguard Co., Ltd................................  1,800     21,277
    Vital KSK Holdings, Inc.................................. 27,600    260,188
#   Vitec Holdings Co., Ltd..................................  5,000     49,392
    VT Holdings Co., Ltd..................................... 35,400    187,169
    Wacoal Holdings Corp..................................... 92,000  1,005,616
#   Wacom Co., Ltd........................................... 47,200    192,113
    Wakachiku Construction Co., Ltd.......................... 64,000    101,692
    Wakita & Co., Ltd........................................ 22,800    153,600
    Warabeya Nichiyo Co., Ltd................................ 10,300    216,879
#   WATAMI Co., Ltd..........................................  8,100     84,630
    WDB Holdings Co., Ltd....................................  1,900     14,854
    Weathernews, Inc.........................................  1,700     52,433
#   Welcia Holdings Co., Ltd.................................  3,800    250,723
#   West Holdings Corp....................................... 15,900    104,277
    WIN-Partners Co., Ltd....................................  1,000     14,863
    Wood One Co., Ltd........................................  6,000     14,010
    World Holdings Co., Ltd..................................  3,200     48,547
    Wowow, Inc...............................................  4,400    118,807
    Xebio Holdings Co., Ltd.................................. 16,900    243,454
#   Y A C Co., Ltd...........................................  3,700     49,833
    Yachiyo Industry Co., Ltd................................  3,900     34,346
    Yahagi Construction Co., Ltd............................. 18,600    168,354
#   Yaizu Suisankagaku Industry Co., Ltd.....................  4,600     45,137
#   Yakult Honsha Co., Ltd...................................  1,700     81,187
    YAMABIKO Corp............................................ 18,000    142,025
    Yamada Denki Co., Ltd.................................... 39,200    206,704
#   Yamagata Bank, Ltd. (The)................................ 86,000    365,896
    Yamaguchi Financial Group, Inc........................... 72,000    711,049
    Yamaha Corp.............................................. 22,700    626,424
    Yamaha Motor Co., Ltd.................................... 18,400    309,787
#   Yamaichi Electronics Co., Ltd............................ 10,500     78,750
    Yamanashi Chuo Bank, Ltd. (The).......................... 94,000    390,684
    Yamatane Corp............................................ 68,000     91,395
    Yamato Corp..............................................  4,900     26,582
    Yamato Holdings Co., Ltd................................. 12,700    312,520
    Yamato Kogyo Co., Ltd.................................... 24,600    694,600
    Yamaya Corp..............................................  2,600     40,654
    Yamazaki Baking Co., Ltd................................. 23,000    631,871
    Yamazen Corp............................................. 20,000    171,773
    Yaoko Co., Ltd...........................................  5,400    252,002
    Yashima Denki Co., Ltd...................................  2,000     11,303
    Yaskawa Electric Corp.................................... 31,800    433,386
    Yasuda Logistics Corp....................................  8,900     53,027
    Yellow Hat, Ltd..........................................  9,300    213,086
    Yodogawa Steel Works, Ltd................................ 13,700    356,345

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- ------------
JAPAN -- (Continued)
    Yokogawa Bridge Holdings Corp.........................  18,500 $    208,885
    Yokogawa Electric Corp................................  26,400      341,297
#   Yokohama Reito Co., Ltd...............................  26,500      273,658
#   Yokohama Rubber Co., Ltd. (The).......................  52,799      709,100
    Yokowo Co., Ltd.......................................   5,600       32,821
    Yomeishu Seizo Co., Ltd...............................   2,100       36,764
#   Yomiuri Land Co., Ltd.................................  25,000      113,588
    Yondenko Corp.........................................   8,000       30,544
    Yondoshi Holdings, Inc................................   3,500       71,398
#   Yonex Co., Ltd........................................   2,500      157,662
    Yorozu Corp...........................................  10,100      157,327
#   Yoshinoya Holdings Co., Ltd...........................  27,600      391,848
    Yuasa Funashoku Co., Ltd..............................  15,000       42,369
    Yuasa Trading Co., Ltd................................   7,100      155,923
    Yuken Kogyo Co., Ltd..................................  13,000       22,306
#   Yumeshin Holdings Co., Ltd............................   5,500       40,587
    Yurtec Corp...........................................  22,000      129,786
    Yusen Logistics Co., Ltd..............................  11,800      129,844
    Yushin Precision Equipment Co., Ltd...................     600       11,465
    Yushiro Chemical Industry Co., Ltd....................   6,300       87,289
    Yutaka Giken Co., Ltd.................................     600       12,069
*   Zappallas, Inc........................................   5,000       17,898
    Zenitaka Corp. (The)..................................  22,000       82,722
    Zenkoku Hosho Co., Ltd................................   5,800      229,397
#   Zenrin Co., Ltd.......................................  11,600      211,056
#   Zensho Holdings Co., Ltd..............................  31,700      508,485
    Zeon Corp.............................................  96,000      792,202
    ZERIA Pharmaceutical Co., Ltd.........................   6,000       94,820
    Zojirushi Corp........................................   5,000       81,974
#   Zuiko Corp............................................   1,900       77,340
    Zuken, Inc............................................   7,500       73,337
                                                                   ------------
TOTAL JAPAN...............................................          438,325,446
                                                                   ------------
NETHERLANDS -- (2.7%)
    Aalberts Industries NV................................  59,921    1,989,524
    Accell Group..........................................  16,914      439,165
    Aegon NV(5927375)..................................... 337,960    1,368,377
#   Aegon NV(007924103)...................................   8,660       35,417
    AFC Ajax NV...........................................      70          680
    Akzo Nobel NV.........................................  21,538    1,392,278
#*  Altice NV Class A.....................................   2,923       43,392
    AMG Advanced Metallurgical Group NV...................  20,949      300,103
    Amsterdam Commodities NV..............................   6,494      165,946
#   APERAM SA.............................................  36,339    1,521,471
    Arcadis NV............................................  38,378      513,611
*   ArcelorMittal(B03XPL1)................................  76,675      496,691
*   ArcelorMittal(B295F26)................................ 245,906    1,603,307
    ASM International NV..................................  33,844    1,319,107
    ASML Holding NV.......................................   8,114      889,421
    BE Semiconductor Industries NV........................  25,635      761,238
    Beter Bed Holding NV..................................   6,409      146,831
#   BinckBank NV..........................................  43,227      241,339
    Boskalis Westminster..................................  41,895    1,539,771

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
NETHERLANDS -- (Continued)
    Brunel International NV................................  12,816 $   262,785
    Corbion NV.............................................  44,480   1,070,254
    Delta Lloyd NV......................................... 200,739     716,288
*   Fugro NV...............................................  57,948   1,029,650
#   Gemalto NV.............................................  23,503   1,548,914
#*  Heijmans NV............................................  14,443     134,354
    Heineken NV............................................   6,899     651,096
    Hunter Douglas NV......................................     297      14,846
    IMCD Group NV..........................................   4,718     200,121
    ING Groep NV........................................... 201,957   2,257,880
    ING Groep NV Sponsored ADR............................. 105,277   1,180,155
    KAS Bank NV............................................  10,033     107,352
    Kendrion NV............................................   8,940     240,220
    Koninklijke Ahold Delhaize NV.......................... 290,458   6,934,448
    Koninklijke Ahold Delhaize NV Sponsored ADR............  34,547     822,558
#   Koninklijke BAM Groep NV............................... 150,810     592,221
    Koninklijke DSM NV.....................................  62,212   3,981,811
    Koninklijke KPN NV..................................... 354,163   1,164,876
    Koninklijke Philips NV(5986622)........................  25,084     667,153
    Koninklijke Philips NV(500472303)......................  45,594   1,210,977
    Koninklijke Vopak NV...................................  32,652   1,678,700
    Nederland Apparatenfabriek.............................     853      27,782
    NN Group NV............................................  58,150   1,568,469
*   Ordina NV..............................................  64,198     114,845
*   PostNL NV.............................................. 130,194     500,004
    Randstad Holding NV....................................  20,790     894,382
    RELX NV................................................  68,627   1,236,617
    RELX NV Sponsored ADR..................................   8,411     151,398
#   SBM Offshore NV........................................ 121,372   1,627,471
    Sligro Food Group NV...................................  12,592     479,831
#*  SNS Reaal NV...........................................  28,066          --
    Telegraaf Media Groep NV...............................   7,861      32,088
    TKH Group NV...........................................  26,815     978,402
#*  TomTom NV..............................................  72,672     620,603
    Unilever NV............................................  12,047     558,366
    Van Lanschot NV........................................   1,232      20,674
    Wessanen...............................................  29,034     354,047
    Wolters Kluwer NV......................................  51,007   2,146,050
                                                                    -----------
TOTAL NETHERLANDS..........................................          52,545,357
                                                                    -----------
NEW ZEALAND -- (0.6%)
*   a2 Milk Co., Ltd.......................................  60,764      86,415
    Air New Zealand, Ltd................................... 311,497     496,177
    Auckland International Airport, Ltd....................  35,962     191,772
    Chorus, Ltd............................................ 177,704     575,310
    Chorus, Ltd. ADR.......................................     462       7,318
    Comvita, Ltd...........................................   2,970      24,114
    Contact Energy, Ltd.................................... 126,174     492,548
    EBOS Group, Ltd........................................  24,409     291,190
    Fisher & Paykel Healthcare Corp., Ltd..................  58,638     444,599
    Fletcher Building, Ltd.(6341606)....................... 228,322   1,598,235
#   Fletcher Building, Ltd.(6341617).......................   3,803      26,478
    Fonterra Co-operative Group, Ltd.......................   7,404      30,427

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
NEW ZEALAND -- (Continued)
    Freightways, Ltd.....................................    50,209 $   244,271
    Genesis Energy, Ltd..................................    84,844     135,928
    Hallenstein Glasson Holdings, Ltd....................     5,478      10,343
#   Heartland Bank, Ltd..................................   161,860     155,311
    Infratil, Ltd........................................   116,980     284,579
    Kathmandu Holdings, Ltd..............................    26,036      33,917
    Mainfreight, Ltd.....................................    38,801     483,219
    Mercury NZ, Ltd......................................    38,932      88,085
    Meridian Energy, Ltd.................................    36,642      74,107
#   Metlifecare, Ltd.....................................    86,583     352,802
*   New Zealand Oil & Gas, Ltd...........................    53,150      17,710
    New Zealand Refining Co., Ltd. (The).................    51,036      90,219
    Nuplex Industries, Ltd...............................   111,984     429,746
*   NZME, Ltd............................................    54,625      33,002
    NZX, Ltd.............................................    45,203      33,321
    PGG Wrightson, Ltd...................................    41,016      13,208
*   Pike River Coal, Ltd.................................    12,312          --
    Port of Tauranga, Ltd................................    13,291     187,968
    Restaurant Brands New Zealand, Ltd...................    20,431      80,499
    Ryman Healthcare, Ltd................................    29,961     206,451
    Skellerup Holdings, Ltd..............................    52,697      48,688
    SKY Network Television, Ltd..........................   162,877     575,811
    SKYCITY Entertainment Group, Ltd.....................   248,017     906,997
    Spark New Zealand, Ltd...............................   246,760     704,066
    Steel & Tube Holdings, Ltd...........................     9,378      14,224
    Summerset Group Holdings, Ltd........................   117,151     401,165
    Tourism Holdings, Ltd................................    33,573      71,326
    Tower, Ltd...........................................    64,178      61,754
    Trade Me Group, Ltd..................................   189,968     703,557
    TrustPower, Ltd......................................     8,621      50,882
    Vector, Ltd..........................................    33,846      84,635
    Warehouse Group, Ltd. (The)..........................    50,707     102,614
*   Xero, Ltd............................................    11,098     158,616
    Z Energy, Ltd........................................    15,868      98,268
                                                                    -----------
TOTAL NEW ZEALAND........................................            11,201,872
                                                                    -----------
NORWAY -- (0.8%)
#   ABG Sundal Collier Holding ASA.......................   168,462     102,384
#   AF Gruppen ASA.......................................     2,703      50,148
#*  Akastor ASA..........................................    18,972      18,837
    Aker ASA Class A.....................................    14,329     430,816
*   Aker Solutions ASA...................................    86,645     365,934
#   American Shipping Co. ASA............................    26,041      76,672
#   Atea ASA.............................................    32,113     335,873
    Austevoll Seafood ASA................................    71,323     628,917
*   Axactor AB...........................................    95,019      19,645
    Bakkafrost P/F.......................................    14,734     574,045
    Bonheur ASA..........................................     7,031      39,225
    Borregaard ASA.......................................    21,276     171,684
    BW LPG, Ltd..........................................    40,343     143,855
    BW Offshore, Ltd..................................... 2,614,088      78,052
*   Deep Sea Supply P.L.C................................    74,823      15,651
*   Det Norske Oljeselskap ASA...........................    34,534     441,364

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
NORWAY -- (Continued)
    DNB ASA...............................................    46,929 $  518,245
#*  DNO ASA...............................................    82,820     85,739
    Ekornes ASA...........................................     5,411     64,140
*   Farstad Shipping ASA..................................     4,288      4,833
#*  Fred Olsen Energy ASA.................................    31,264     62,079
#   Frontline, Ltd........................................    12,656     99,738
    Gjensidige Forsikring ASA.............................    10,181    172,013
    Golar LNG, Ltd........................................     3,400     57,664
    Grieg Seafood ASA.....................................     9,315     61,959
#*  Hexagon Composites ASA................................    31,640     95,825
#   Hoegh LNG Holdings Ltd................................     7,408     77,490
*   Kongsberg Automotive ASA..............................   310,793    216,189
    Kongsberg Gruppen ASA.................................     4,995     74,672
    Kvaerner ASA..........................................   106,500    100,462
    Leroy Seafood Group ASA...............................     4,891    235,135
    Marine Harvest ASA....................................    26,487    451,745
#*  Nordic Semiconductor ASA..............................    40,223    181,477
    Norsk Hydro ASA.......................................   262,347  1,124,893
#*  Norske Skogindustrier ASA.............................   123,286     52,899
#*  Norwegian Air Shuttle ASA.............................     5,505    197,881
#   Ocean Yield ASA.......................................    17,118    140,839
*   Odfjell SE Class A....................................     5,645     18,270
#   Opera Software ASA....................................    32,075    201,638
    Orkla ASA.............................................    19,888    185,013
#*  Petroleum Geo-Services ASA............................   129,235    259,761
#   Prosafe SE............................................    75,309      6,310
    Protector Forsikring ASA..............................     2,124     18,270
*   Q-Free ASA............................................     3,734      4,199
#*  REC Silicon ASA....................................... 1,496,873    286,281
    Salmar ASA............................................    11,015    343,502
    Schibsted ASA Class A.................................     1,854     58,450
    Schibsted ASA Class B.................................     3,368     99,364
#*  Seadrill, Ltd.........................................   139,662    414,796
    Selvaag Bolig ASA.....................................     3,666     16,737
*   Sevan Marine ASA......................................    11,522     29,345
*   Solstad Offshore ASA..................................     2,300      4,839
*   Songa Offshore........................................   523,359     13,167
    SpareBank 1 SMN.......................................    21,095    117,982
    SpareBank 1 SR-Bank ASA...............................    63,633    295,814
    Statoil ASA...........................................   107,111  1,702,792
#   Statoil ASA Sponsored ADR.............................     7,272    115,697
    Stolt-Nielsen, Ltd....................................    13,080    164,554
*   Storebrand ASA........................................   197,141    749,069
#*  Subsea 7 SA...........................................    95,706  1,034,384
    Telenor ASA...........................................     9,437    157,990
#   TGS Nopec Geophysical Co. ASA.........................    40,193    673,476
#   Tomra Systems ASA.....................................    35,644    390,363
*   Treasure ASA..........................................    32,962     64,071
#   Veidekke ASA..........................................    20,561    261,228
    Wilh Wilhelmsen ASA...................................    32,962     78,085
    Wilh Wilhelmsen Holding ASA Class A...................     7,331    138,785
    XXL ASA...............................................     3,925     47,706

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
NORWAY -- (Continued)
    Yara International ASA..............................     12,796 $   417,166
                                                                    -----------
TOTAL NORWAY............................................             15,938,123
                                                                    -----------
PORTUGAL -- (0.3%)
    Altri SGPS SA.......................................     51,633     199,975
*   Banco BPI SA........................................    308,232     384,636
#*  Banco Comercial Portugues SA Class R................ 12,304,197     278,066
*   Banco Espirito Santo SA.............................    712,067          --
    CTT-Correios de Portugal SA.........................     38,692     324,301
    EDP Renovaveis SA...................................    112,147     907,689
    Galp Energia SGPS SA................................     78,751   1,078,730
    Jeronimo Martins SGPS SA............................     12,685     212,460
#   Mota-Engil SGPS SA..................................     66,914     128,262
    Navigator Co SA (The)...............................    192,471     610,613
    NOS SGPS SA.........................................     51,445     344,270
    REN - Redes Energeticas Nacionais SGPS SA...........     57,026     173,437
    Semapa-Sociedade de Investimento e Gestao...........     13,058     163,872
#   Sonae Capital SGPS SA...............................     41,822      27,614
    Sonae SGPS SA.......................................    599,913     467,035
    Teixeira Duarte SA..................................     31,098       7,422
                                                                    -----------
TOTAL PORTUGAL..........................................              5,308,382
                                                                    -----------
SINGAPORE -- (1.1%)
*   Abterra, Ltd........................................     40,000      10,540
#   Accordia Golf Trust.................................    291,200     145,620
    Amara Holdings, Ltd.................................     90,000      27,976
    Ascendas India Trust................................    159,900     121,053
    ASL Marine Holdings, Ltd............................     74,200      13,094
*   Ausgroup, Ltd.......................................    435,061      15,358
*   Banyan Tree Holdings, Ltd...........................     84,000      26,855
    Bonvests Holdings, Ltd..............................     30,000      26,833
*   Boustead Projects, Ltd..............................     26,174      12,105
    Boustead Singapore, Ltd.............................    133,832      79,768
    Breadtalk Group, Ltd................................     64,000      53,603
    Bukit Sembawang Estates, Ltd........................     29,000     109,139
    Bund Center Investment, Ltd.........................     22,000      11,286
    CapitaLand, Ltd.....................................    277,001     657,693
    Centurion Corp., Ltd................................    167,400      44,463
    China Aviation Oil Singapore Corp., Ltd.............     82,100      89,639
    China Everbright Water, Ltd.........................    212,800      95,476
    Chip Eng Seng Corp., Ltd............................    245,000     114,784
    City Developments, Ltd..............................     54,200     344,923
    Civmec, Ltd.........................................    140,800      43,090
    ComfortDelGro Corp., Ltd............................     52,800     111,639
#*  COSCO Corp. Singapore, Ltd..........................    674,200     146,860
#   CSE Global, Ltd.....................................    336,000     114,101
    CWT, Ltd............................................    163,000     255,694
    Dairy Farm International Holdings, Ltd..............      7,300      48,817
    DBS Group Holdings, Ltd.............................     93,033   1,075,540
#*  Del Monte Pacific, Ltd..............................    222,059      59,933
    Delfi, Ltd..........................................     22,300      41,176
*   Dyna-Mac Holdings, Ltd..............................    230,000      17,268

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
SINGAPORE -- (Continued)
    Elec & Eltek International Co., Ltd...................    14,000 $   12,166
#*  Ezion Holdings, Ltd................................... 1,366,144    310,033
#*  Ezra Holdings, Ltd.................................... 1,882,853     71,692
    Falcon Energy Group, Ltd..............................   203,000     26,865
    Far East Orchard, Ltd.................................    55,984     64,225
#   First Resources, Ltd..................................   145,900    176,425
*   FJ Benjamin Holdings, Ltd.............................    75,000      3,115
    Fragrance Group, Ltd..................................   222,000     27,976
    Frasers Centrepoint, Ltd..............................   116,500    131,845
    Fu Yu Corp., Ltd......................................   274,500     38,342
*   Gallant Venture, Ltd..................................   254,500     37,289
    Genting Singapore P.L.C...............................   132,500     78,007
*   Geo Energy Resources, Ltd.............................   196,000     14,410
    GL, Ltd...............................................   109,000     65,888
*   Global Premium Hotels, Ltd............................     9,279      2,005
*   GMG Global, Ltd.......................................   155,800     65,256
    Golden Agri-Resources, Ltd............................ 3,713,600  1,000,370
    Great Eastern Holdings, Ltd...........................     3,000     49,138
    GuocoLand, Ltd........................................    65,333     91,194
    Haw Par Corp., Ltd....................................     6,200     42,397
    Hi-P International, Ltd...............................    76,000     20,845
    Hiap Hoe, Ltd.........................................    39,000     19,673
#   Ho Bee Land, Ltd......................................   148,100    244,590
    Hong Fok Corp., Ltd...................................   159,280     84,087
    Hong Leong Asia, Ltd..................................    49,000     27,574
    Hotel Grand Central, Ltd..............................     6,335      6,233
    Hour Glass, Ltd. (The)................................   108,000     64,432
*   HTL International Holdings, Ltd.......................    41,000     28,634
    Hutchison Port Holdings Trust......................... 2,460,800  1,170,856
    Hwa Hong Corp., Ltd...................................    21,000      4,774
    Hyflux, Ltd...........................................   343,500    148,922
    Indofood Agri Resources, Ltd..........................   414,100    142,883
    Innovalues, Ltd.......................................    77,200     53,910
    Japfa, Ltd............................................    29,000     17,716
    Jardine Cycle & Carriage, Ltd.........................     6,644    195,199
    k1 Ventures, Ltd......................................    78,600     51,435
    Keppel Corp., Ltd.....................................   224,600    888,747
    Keppel Infrastructure Trust...........................   391,762    147,660
    Keppel Telecommunications & Transportation, Ltd.......    37,500     42,465
    Koh Brothers Group, Ltd...............................   175,000     36,008
    KSH Holdings, Ltd.....................................    56,100     23,029
    Lian Beng Group, Ltd..................................   252,000     89,532
    Low Keng Huat Singapore, Ltd..........................    78,000     31,762
    M1, Ltd...............................................    85,600    167,842
    Mandarin Oriental International, Ltd..................     6,600      8,923
*   Marco Polo Marine, Ltd................................    39,000      4,084
    Metro Holdings, Ltd...................................   140,400    108,087
#   Midas Holdings, Ltd...................................   771,500    141,249
*   Nam Cheong, Ltd.......................................   600,000     30,171
    Nera Telecommunications, Ltd..........................    43,000     22,811
#*  Noble Group, Ltd...................................... 5,129,100    624,528
#   Olam International, Ltd...............................   185,800    264,482
*   Otto Marine, Ltd......................................    34,650      7,899

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
SINGAPORE -- (Continued)
    OUE, Ltd................................................ 198,100 $  221,835
    Oversea-Chinese Banking Corp., Ltd...................... 125,487    809,452
    Overseas Education, Ltd.................................  31,900     10,400
#   Oxley Holdings, Ltd..................................... 118,000     34,418
    Pacific Radiance, Ltd................................... 132,700     20,949
    Pan-United Corp., Ltd...................................  47,000     21,083
    Penguin International, Ltd.............................. 101,800     22,906
    Q&M Dental Group Singapore, Ltd.........................  17,500      9,150
    QAF, Ltd................................................  97,253     81,415
    Raffles Education Corp., Ltd............................ 497,420     73,494
    Raffles Medical Group, Ltd.............................. 206,298    242,391
    Religare Health Trust................................... 143,500    108,210
    Riverstone Holdings, Ltd................................  39,600     26,440
    Rotary Engineering, Ltd................................. 130,000     38,849
    SATS, Ltd............................................... 117,380    382,752
    SembCorp Industries, Ltd................................ 385,400    805,510
#   SembCorp Marine, Ltd.................................... 179,700    191,747
    Sheng Siong Group, Ltd.................................. 248,200    182,535
    SHS Holdings, Ltd....................................... 141,000     20,172
*   SIIC Environment Holdings, Ltd.......................... 118,660     51,501
    Sim Lian Group, Ltd.....................................  51,000     36,012
    Sinarmas Land, Ltd...................................... 570,000    193,562
    Sing Investments & Finance, Ltd.........................  13,500     11,407
    Singapore Airlines, Ltd.................................  95,100    779,512
    Singapore Exchange, Ltd.................................  44,400    250,690
    Singapore Post, Ltd..................................... 276,200    296,161
    Singapore Press Holdings, Ltd...........................  28,500     80,675
    Singapore Technologies Engineering, Ltd.................  65,800    162,196
    Singapore Telecommunications, Ltd....................... 144,400    452,822
#   Sino Grandness Food Industry Group, Ltd................. 327,700    143,422
#   SMRT Corp., Ltd......................................... 106,000    128,980
    Stamford Land Corp., Ltd................................ 217,000     77,577
    StarHub, Ltd............................................  37,300    109,247
    Sunningdale Tech, Ltd................................... 103,800     83,014
*   SunVic Chemical Holdings, Ltd........................... 184,600     15,099
    Super Group, Ltd........................................ 218,300    130,853
#*  Swiber Holdings, Ltd.................................... 189,500     15,407
    Tat Hong Holdings, Ltd.................................. 172,000     70,398
    Tiong Woon Corp. Holding, Ltd...........................  68,000     12,546
    Tuan Sing Holdings, Ltd................................. 183,531     39,798
    UMS Holdings, Ltd....................................... 207,250     91,963
    United Engineers, Ltd................................... 260,200    446,389
#   United Industrial Corp., Ltd............................ 111,584    227,518
    United Overseas Bank, Ltd...............................  70,363    965,473
    UOB-Kay Hian Holdings, Ltd.............................. 112,387    110,223
    UOL Group, Ltd.......................................... 249,287  1,075,557
    UPP Holdings, Ltd....................................... 134,000     19,325
    Valuetronics Holdings, Ltd.............................. 113,000     42,261
#*  Vard Holdings, Ltd...................................... 399,000     45,799
    Venture Corp., Ltd......................................  68,500    455,190
    Vibrant Group, Ltd...................................... 155,703     46,737
    Wee Hur Holdings, Ltd................................... 112,000     20,916
#   Wheelock Properties Singapore, Ltd...................... 102,800    112,279

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
SINGAPORE -- (Continued)
    Wilmar International, Ltd............................    30,300 $    70,298
    Wing Tai Holdings, Ltd...............................   378,568     491,914
    Yeo Hiap Seng, Ltd...................................    10,160      10,385
*   Yongnam Holdings, Ltd................................   223,500      34,451
    Zhongmin Baihui Retail Group, Ltd....................     7,900       8,426
                                                                    -----------
TOTAL SINGAPORE..........................................            21,863,697
                                                                    -----------
SPAIN -- (2.1%)
    Abertis Infraestructuras SA..........................    18,166     285,769
    Acciona SA...........................................    12,969     957,266
    Acerinox SA..........................................    52,707     704,780
    ACS Actividades de Construccion y Servicios SA.......    14,826     425,146
    Adveo Group International SA.........................    10,419      38,051
    Almirall SA..........................................    20,805     334,147
    Amadeus IT Holding SA Class A........................    26,130   1,226,822
    Applus Services SA...................................    15,561     165,425
    Atresmedia Corp de Medios de Comunicacion SA.........    24,791     259,630
    Banco Bilbao Vizcaya Argentaria SA...................   278,346   1,624,969
    Banco Bilbao Vizcaya Argentaria SA Sponsored ADR.....    61,813     360,988
    Banco de Sabadell SA................................. 1,761,979   2,409,463
    Banco Popular Espanol SA.............................   576,181     807,035
    Banco Santander SA...................................   853,014   3,621,288
    Banco Santander SA Sponsored ADR.....................   185,656     787,181
    Bankia SA............................................   389,822     299,158
    Bankinter SA.........................................   124,118     865,763
*   Baron de Ley.........................................       844      97,349
#   Bolsas y Mercados Espanoles SHMSF SA.................    26,757     803,969
    CaixaBank SA.........................................   530,415   1,331,862
#*  Caja de Ahorros del Mediterraneo.....................     8,736          --
*   Cementos Portland Valderrivas SA.....................     8,539      57,258
    Cia de Distribucion Integral Logista Holdings SA.....     4,797     115,784
    Cie Automotive SA....................................    17,555     340,941
    Construcciones y Auxiliar de Ferrocarriles SA........       905     329,769
*   Deoleo SA............................................    81,693      18,275
    Distribuidora Internacional de Alimentacion SA.......   116,145     724,380
#   Duro Felguera SA.....................................    21,132      30,938
    Ebro Foods SA........................................    19,601     447,066
*   eDreams ODIGEO SA....................................    23,104      57,552
    Elecnor SA...........................................     6,222      54,226
    Enagas SA............................................    38,067   1,160,544
    Ence Energia y Celulosa SA...........................    70,958     179,252
    Endesa SA............................................    20,253     425,459
*   Ercros SA............................................    85,372     162,219
    Faes Farma SA........................................    86,810     342,727
    Ferrovial SA.........................................    16,964     351,127
    Fluidra SA...........................................     6,648      28,794
    Gamesa Corp. Tecnologica SA..........................    83,465   1,771,000
    Gas Natural SDG SA...................................    31,276     646,935
    Grifols SA...........................................    13,116     287,522
    Grupo Catalana Occidente SA..........................    20,580     578,185
#*  Grupo Ezentis SA.....................................    87,009      54,413
    Iberdrola SA(B288C92)................................   277,718   1,908,181
    Iberdrola SA(BD3JCF3)................................     6,172      42,399

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
SPAIN -- (Continued)
    Iberpapel Gestion SA...................................   2,459 $    53,522
*   Indra Sistemas SA......................................  20,854     252,846
    Inmobiliaria Colonial SA...............................  31,276     247,481
    Laboratorios Farmaceuticos Rovi SA.....................   1,703      24,571
*   Liberbank SA........................................... 286,249     218,773
    Mapfre SA.............................................. 556,115   1,361,014
    Mediaset Espana Comunicacion SA........................  49,694     571,141
    Melia Hotels International SA..........................  20,570     244,051
    Miquel y Costas & Miquel SA............................   2,868     123,666
*   NH Hotel Group SA......................................  85,418     388,798
    Obrascon Huarte Lain SA................................ 100,586     374,276
    Papeles y Cartones de Europa SA........................  26,665     155,157
*   Pescanova SA...........................................   4,776          --
*   Pharma Mar SA..........................................  46,851     120,435
*   Promotora de Informaciones SA Class A..................  12,695      75,210
    Prosegur Cia de Seguridad SA...........................  85,620     582,105
#*  Quabit Inmobiliaria SA.................................   9,490      19,109
*   Realia Business SA.....................................  21,924      23,939
    Red Electrica Corp. SA.................................  28,152     644,815
    Repsol SA.............................................. 156,685   1,984,669
    Repsol SA Sponsored ADR................................  10,228     129,073
#   Sacyr SA............................................... 188,258     331,485
*   Solaria Energia y Medio Ambiente SA....................   8,257       6,083
#   Tecnicas Reunidas SA...................................  11,631     360,694
    Tecnocom Telecomunicaciones y Energia SA...............  12,308      37,140
    Telefonica SA..........................................  78,954     773,339
    Telefonica SA Sponsored ADR............................  91,145     889,575
#   Tubacex SA.............................................  44,867     118,121
    Tubos Reunidos SA......................................  29,237      20,440
    Vidrala SA.............................................   7,153     442,957
    Viscofan SA............................................  12,366     661,575
*   Vocento SA.............................................   6,613       9,440
    Zardoya Otis SA........................................  50,731     497,918
                                                                    -----------
TOTAL SPAIN................................................          39,264,425
                                                                    -----------
SWEDEN -- (2.7%)
    AAK AB.................................................   7,647     565,349
    Acando AB..............................................  84,854     185,635
*   AddLife AB.............................................   3,964      58,082
    AddTech AB Class B.....................................  12,687     183,375
    AF AB Class B..........................................  28,292     514,318
    Alfa Laval AB..........................................  12,261     193,242
#*  Arcam AB...............................................   1,614      31,395
*   Arise AB...............................................   1,403       2,573
    Assa Abloy AB Class B..................................  27,834     610,624
    Atlas Copco AB Class B.................................   2,803      71,675
    Atrium Ljungberg AB Class B............................   6,004     101,296
    Avanza Bank Holding AB.................................   7,719     276,096
    Axfood AB..............................................  19,709     354,167
    B&B Tools AB Class B...................................  11,595     223,553
    Beijer Alma AB.........................................   9,601     214,317
    Beijer Electronics AB..................................     728       4,062
    Beijer Ref AB Class B..................................   5,568     137,614

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
SWEDEN -- (Continued)
    Betsson AB..............................................  29,823 $  279,744
    Bilia AB Class A........................................  22,177    568,660
    BillerudKorsnas AB......................................  69,289  1,204,356
    BioGaia AB Class B......................................   3,923    112,549
    Biotage AB..............................................  10,917     44,511
    Bjorn Borg AB...........................................   8,838     36,352
    Boliden AB.............................................. 124,690  2,744,439
*   Bonava AB...............................................     977     11,241
*   Bonava AB Class B.......................................  24,075    280,505
    Bulten AB...............................................  12,258    121,018
    Bure Equity AB..........................................  37,426    383,842
    Byggmax Group AB........................................  40,307    292,042
    Castellum AB............................................  44,053    666,263
    Cavotec SA..............................................   1,266      3,550
    Clas Ohlson AB Class B..................................  17,247    287,757
    Cloetta AB Class B...................................... 100,581    366,719
    Com Hem Holding AB......................................  22,724    194,062
    Concentric AB...........................................  24,609    300,599
    Concordia Maritime AB Class B...........................  17,237     32,232
    Dios Fastigheter AB.....................................  11,134     87,837
*   Doro AB.................................................  11,575     74,413
    Duni AB.................................................  17,010    236,462
    East Capital Explorer AB................................  11,302     85,131
    Electrolux AB Series B..................................  23,576    638,727
#   Elekta AB Class B.......................................  33,041    262,921
    Enea AB.................................................   2,950     31,428
#*  Eniro AB................................................ 214,472     14,299
    Fabege AB...............................................  27,604    492,832
*   Fastighets AB Balder Class B............................   5,442    148,745
#*  Fingerprint Cards AB Class B............................   9,380    109,506
    Getinge AB Class B......................................  14,356    290,982
    Granges AB..............................................   1,563     15,891
    Gunnebo AB..............................................  21,301    100,696
    Haldex AB...............................................  25,076    308,363
    Hemfosa Fastigheter AB..................................  14,780    158,451
    Hexagon AB Class B......................................  15,086    595,079
    Hexpol AB...............................................  39,391    350,478
    HIQ International AB....................................  22,739    143,561
    Holmen AB Class B.......................................  36,258  1,227,751
    Hufvudstaden AB Class A.................................  12,033    200,958
    Husqvarna AB Class A....................................  15,332    131,142
    Husqvarna AB Class B.................................... 100,708    864,425
#   ICA Gruppen AB..........................................  12,335    412,708
    Indutrade AB............................................  30,423    643,357
#   Intrum Justitia AB......................................  21,026    675,044
    Inwido AB...............................................     951     11,945
    ITAB Shop Concept AB Class B............................   3,909     32,682
    JM AB...................................................  29,802    772,728
    KappAhl AB..............................................  48,966    240,156
#*  Karolinska Development AB Class B.......................   1,834      1,563
    Klovern AB Class B......................................  86,110    110,183
    KNOW IT AB..............................................   7,862     69,635
    Kungsleden AB...........................................  27,468    204,652

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
SWEDEN -- (Continued)
    Lagercrantz Group AB Class B............................  10,239 $   96,935
    Lindab International AB.................................  48,053    448,380
    Loomis AB Class B.......................................  23,495    677,795
*   Lundin Petroleum AB.....................................   7,830    129,803
    Meda AB Class A.........................................  99,825  1,861,868
*   Medivir AB Class B......................................  13,312     89,110
#   Mekonomen AB............................................  11,538    266,962
    Millicom International Cellular SA......................  12,071    644,517
#   Modern Times Group MTG AB Class B.......................  17,281    450,498
    MQ Holding AB...........................................  20,968     84,913
#   Mycronic AB.............................................  32,009    371,242
    NCC AB Class A..........................................     977     23,526
    NCC AB Class B..........................................  24,075    580,602
#*  Net Insight AB Class B..................................  39,352     32,404
    NetEnt AB...............................................  67,536    571,557
    New Wave Group AB Class B...............................  35,213    192,579
    Nibe Industrier AB Class B..............................  93,288    801,255
    Nobia AB................................................  43,256    406,290
    Nolato AB Class B.......................................  15,580    419,814
    Nordea Bank AB.......................................... 180,870  1,611,491
#   Nordnet AB Class B......................................  39,912    132,508
    OEM International AB Class B............................   1,100     18,117
    Opus Group AB...........................................  77,608     57,153
*   Oriflame Holding AG.....................................   3,042     78,359
    Peab AB.................................................  94,124    756,482
    Pricer AB Class B....................................... 115,737    112,428
    Proact IT Group AB......................................   6,447     96,448
#*  Qliro Group AB..........................................  42,235     47,348
    Ratos AB Class B........................................ 129,842    656,270
    RaySearch Laboratories AB...............................   2,839     44,069
    Rezidor Hotel Group AB..................................  38,402    159,674
    Saab AB Class B.........................................  25,413    872,623
#   Sagax AB Class B........................................   8,377     83,645
    Sandvik AB..............................................  60,152    644,513
#*  SAS AB..................................................  92,401    181,346
    Scandi Standard AB......................................  19,541    147,212
    Securitas AB Class B....................................  38,142    627,584
    Semcon AB...............................................   5,805     32,852
#*  Sensys Gatso Group AB................................... 103,238     25,077
    Skandinaviska Enskilda Banken AB Class A................ 143,242  1,255,956
    Skanska AB Class B......................................  30,904    656,971
#   SKF AB Class A..........................................   2,752     43,930
    SKF AB Class B..........................................  34,665    549,206
    SkiStar AB..............................................  13,262    209,119
#*  SSAB AB Class A(B17H0S8)................................ 124,975    392,996
#*  SSAB AB Class A(BPRBWK4)................................  19,797     62,231
*   SSAB AB Class B(B17H3F6)................................ 222,793    551,377
*   SSAB AB Class B(BPRBWM6)................................ 112,074    277,732
    Svenska Cellulosa AB SCA Class A........................   2,124     62,967
    Svenska Cellulosa AB SCA Class B........................  82,061  2,439,565
    Svenska Handelsbanken AB Class A........................  79,242    952,729
    Svenska Handelsbanken AB Class B........................   1,904     23,610
    Sweco AB Class B........................................  16,886    309,495

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
SWEDEN -- (Continued)
    Swedbank AB Class A....................................  52,559 $ 1,103,457
    Swedish Match AB.......................................  10,042     366,330
    Systemair AB...........................................     819       9,915
    Tele2 AB Class B....................................... 125,961   1,064,173
#   Telefonaktiebolaget LM Ericsson Class A................   4,300      31,692
    Telefonaktiebolaget LM Ericsson Class B................ 116,032     865,295
    Telefonaktiebolaget LM Ericsson Sponsored ADR..........  27,188     203,094
    Telia Co AB............................................ 351,894   1,605,750
    Transcom Worldwide AB..................................   2,321      14,999
    Trelleborg AB Class B..................................  58,923   1,074,008
    Unibet Group P.L.C.....................................  73,728     750,864
    Victoria Park AB Class B...............................  19,283      65,105
    Vitrolife AB...........................................   5,059     288,552
    Volvo AB Class A.......................................  13,728     145,869
    Volvo AB Class B.......................................  51,616     550,004
    Wallenstam AB Class B..................................  25,578     223,108
    Wihlborgs Fastigheter AB...............................  15,510     343,888
                                                                    -----------
TOTAL SWEDEN...............................................          52,431,781
                                                                    -----------
SWITZERLAND -- (6.3%)
    ABB, Ltd............................................... 130,956   2,781,778
    ABB, Ltd. Sponsored ADR................................  16,820     357,425
    Actelion, Ltd..........................................   5,856   1,037,283
    Adecco Group AG........................................  20,714   1,136,908
*   AFG Arbonia-Forster Holding AG.........................  21,519     339,514
    Allreal Holding AG.....................................   8,579   1,267,414
#*  Alpiq Holding AG.......................................   2,317     174,684
    ALSO Holding AG........................................     817      62,463
    ams AG.................................................  21,890     725,769
    APG SGA SA.............................................     523     222,276
    Aryzta AG..............................................  43,253   1,624,972
    Ascom Holding AG.......................................  24,492     418,293
    Autoneum Holding AG....................................   2,195     617,906
    Bachem Holding AG Class B..............................   1,478     120,231
    Baloise Holding AG.....................................  26,119   2,939,856
    Bank Coop AG...........................................   1,479      63,945
    Banque Cantonale de Geneve.............................     163      48,485
    Banque Cantonale Vaudoise..............................   1,980   1,340,284
    Barry Callebaut AG.....................................     904   1,181,520
    Basler Kantonalbank....................................     599      41,762
    Belimo Holding AG......................................     158     500,898
    Bell AG................................................     599     236,101
    Bellevue Group AG......................................   6,204      87,569
#   Berner Kantonalbank AG.................................   1,825     356,050
#   BKW AG.................................................   4,206     193,155
    Bobst Group SA.........................................   6,272     348,833
#   Bossard Holding AG Class A.............................   2,917     354,911
    Bucher Industries AG...................................   4,074   1,011,667
    Burckhardt Compression Holding AG......................   1,579     472,943
    Burkhalter Holding AG..................................   1,062     147,378
    Calida Holding AG......................................   3,845     120,958
    Carlo Gavazzi Holding AG...............................      42      10,216
    Cembra Money Bank AG...................................  12,760     916,060

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
SWITZERLAND -- (Continued)
    Cham Paper Holding AG...................................      17 $    5,048
#*  Charles Voegele Holding AG..............................   4,299     27,183
    Chocoladefabriken Lindt & Spruengli AG..................       3    211,955
    Cie Financiere Richemont SA.............................  23,937  1,455,177
    Cie Financiere Tradition SA.............................     543     38,495
    Clariant AG............................................. 182,599  3,176,148
    Coltene Holding AG......................................   2,325    171,119
    Conzzeta AG.............................................     498    329,843
*   COSMO Pharmaceuticals NV................................   1,784    287,372
    Credit Suisse Group AG.................................. 115,960  1,333,507
    Credit Suisse Group AG Sponsored ADR....................  16,869    195,001
    Daetwyler Holding AG....................................   3,298    442,214
    DKSH Holding AG.........................................  13,438    949,355
    dorma+kaba Holding AG Class B...........................   1,362    994,358
*   Dufry AG................................................  18,446  2,122,610
    Edmond de Rothschild Suisse SA..........................       1     14,390
    EFG International AG....................................  28,589    136,231
    Emmi AG.................................................   1,664  1,072,244
    EMS-Chemie Holding AG...................................     615    336,513
    Energiedienst Holding AG................................   1,258     30,308
#*  Evolva Holding SA.......................................   5,334      4,121
    Feintool International Holding AG.......................     929     97,566
    Flughafen Zuerich AG....................................  16,575  3,107,152
    Forbo Holding AG........................................     675    863,350
    Galenica AG.............................................   1,180  1,520,845
    GAM Holding AG.......................................... 102,998  1,130,965
*   Gategroup Holding AG....................................  20,047  1,069,366
    Geberit AG..............................................   2,030    782,886
    Georg Fischer AG........................................   2,629  2,142,902
    Givaudan SA.............................................     592  1,215,815
    Gurit Holding AG........................................     235    159,958
    Helvetia Holding AG.....................................   4,510  2,264,822
    HOCHDORF Holding AG.....................................     435     85,415
    Huber & Suhner AG.......................................   6,427    373,953
    Implenia AG.............................................   8,416    572,445
    Inficon Holding AG......................................     873    319,782
    Interroll Holding AG....................................     407    413,048
    Intershop Holding AG....................................     324    158,771
    Julius Baer Group, Ltd..................................  50,459  2,069,022
    Jungfraubahn Holding AG.................................     127     13,461
    Kardex AG...............................................   5,120    514,133
    Komax Holding AG........................................   2,903    647,121
    Kudelski SA.............................................  27,224    579,837
    Kuehne + Nagel International AG.........................   2,059    288,808
    LafargeHolcim, Ltd.(7110753)............................  35,104  1,669,227
    LafargeHolcim, Ltd.(BZ3DNX4)............................  28,089  1,340,851
    LEM Holding SA..........................................     221    195,602
    Liechtensteinische Landesbank AG........................   5,044    197,365
#*  LifeWatch AG............................................   3,132     35,546
    Logitech International SA(B18ZRK2)......................  55,543  1,108,802
#   Logitech International SA(H50430232)....................  43,913    880,456
    Lonza Group AG..........................................  20,074  3,780,342
*   Luzerner Kantonalbank AG................................   1,715    734,026

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
SWITZERLAND -- (Continued)
    MCH Group AG............................................     200 $   13,908
    Metall Zug AG...........................................     125    367,395
#*  Meyer Burger Technology AG..............................  32,461    135,549
    Mikron Holding AG.......................................   4,766     29,949
    Mobilezone Holding AG...................................   9,046    116,222
    Mobimo Holding AG.......................................   4,088    984,250
    Nestle SA............................................... 110,012  8,815,545
    Novartis AG.............................................  52,784  4,378,071
    Novartis AG Sponsored ADR...............................  73,269  6,100,377
    OC Oerlikon Corp. AG.................................... 116,785  1,092,912
*   Orascom Development Holding AG..........................   9,372     69,501
#   Orell Fuessli Holding AG................................     184     23,923
    Orior AG................................................   3,225    229,447
    Panalpina Welttransport Holding AG......................   3,313    448,439
    Partners Group Holding AG...............................   1,784    815,939
    Phoenix Mecano AG.......................................     223    112,495
    Plazza AG...............................................     538    129,780
    PSP Swiss Property AG...................................   5,001    504,220
    Rieter Holding AG.......................................   2,560    539,421
    Romande Energie Holding SA..............................      63     67,336
    Schaffner Holding AG....................................     372     86,215
    Schindler Holding AG....................................   1,534    296,215
*   Schmolz + Bickenbach AG................................. 310,797    208,359
    Schweiter Technologies AG...............................     631    638,406
    SFS Group AG............................................   1,194     91,114
    SGS SA..................................................     229    506,604
    Siegfried Holding AG....................................   2,524    530,749
    Sika AG.................................................     327  1,531,910
    Sonova Holding AG.......................................   5,419    741,863
    St Galler Kantonalbank AG...............................   1,187    488,056
    Straumann Holding AG....................................   2,325    887,632
    Sulzer AG...............................................   8,239    836,524
    Sunrise Communications Group AG.........................   6,972    450,464
#   Swatch Group AG (The)(7184725)..........................   4,654  1,218,621
    Swatch Group AG (The)(7184736)..........................   9,624    491,294
    Swiss Life Holding AG...................................  12,759  2,910,450
    Swiss Prime Site AG.....................................   7,847    720,689
    Swiss Re AG.............................................  39,527  3,313,410
    Swisscom AG.............................................   1,621    797,449
    Swissquote Group Holding SA.............................   5,947    147,424
    Syngenta AG.............................................   6,551  2,576,411
    Syngenta AG ADR.........................................   6,335    498,058
    Tamedia AG..............................................     996    172,123
    Tecan Group AG..........................................   2,508    403,063
    Temenos Group AG........................................  15,719    972,025
    U-Blox AG...............................................   2,638    667,622
    UBS Group AG(BRJL176)...................................  91,512  1,258,026
*   UBS Group AG(H42097107).................................  93,702  1,291,214
    Valiant Holding AG......................................   8,309    792,329
    Valora Holding AG.......................................   2,614    755,232
    Vaudoise Assurances Holding SA..........................     583    303,480
    Vetropack Holding AG....................................      80    125,701
    Vontobel Holding AG.....................................  19,980    921,486

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- ------------
SWITZERLAND -- (Continued)
    VP Bank AG............................................     379 $     37,693
    VZ Holding AG.........................................     437      130,490
    Walliser Kantonalbank.................................     560       44,333
    Walter Meier AG.......................................     525       17,825
    Ypsomed Holding AG....................................     784      155,507
*   Zehnder Group AG......................................   6,719      260,061
    Zug Estates Holding AG Class B........................      50       85,749
    Zuger Kantonalbank AG.................................      25      127,083
    Zurich Insurance Group AG.............................  11,416    2,740,901
                                                                   ------------
TOTAL SWITZERLAND.........................................          121,130,878
                                                                   ------------
UNITED KINGDOM -- (14.1%)
    3i Group P.L.C........................................  83,261      680,062
    4imprint Group P.L.C..................................     979       18,432
    888 Holdings P.L.C.................................... 103,048      307,184
    A.G. Barr P.L.C.......................................  32,273      230,634
    AA P.L.C..............................................  19,006       62,225
    Aberdeen Asset Management P.L.C....................... 305,795    1,287,975
    Acacia Mining P.L.C................................... 139,309    1,030,517
    Acal P.L.C............................................   5,153       16,179
    Admiral Group P.L.C...................................  25,512      730,201
    Aggreko P.L.C.........................................  76,857    1,308,545
    Amec Foster Wheeler P.L.C............................. 172,490    1,020,887
*   American Financial Realty Trust....................... 449,270           --
    Anglo American P.L.C.................................. 210,298    2,303,216
    Anglo Pacific Group P.L.C.............................  52,982       64,951
    Anglo-Eastern Plantations P.L.C.......................      19          103
#   Antofagasta P.L.C..................................... 114,468      757,639
    ARM Holdings P.L.C....................................  28,342      630,931
#   ARM Holdings P.L.C. Sponsored ADR.....................  15,184    1,007,610
    Arrow Global Group P.L.C..............................  66,827      195,302
    Ashmore Group P.L.C................................... 145,839      642,585
    Ashtead Group P.L.C...................................  97,961    1,550,458
    Associated British Foods P.L.C........................  11,073      394,166
    AstraZeneca P.L.C.....................................     956       64,002
#   AstraZeneca P.L.C. Sponsored ADR......................  81,313    2,776,026
    Auto Trader Group P.L.C...............................  75,425      370,166
    AVEVA Group P.L.C.....................................  22,171      555,448
    Aviva P.L.C........................................... 371,105    1,911,018
    Avon Rubber P.L.C.....................................   3,735       41,993
    B&M European Value Retail SA..........................  12,331       41,971
    Babcock International Group P.L.C..................... 103,094    1,322,230
    BAE Systems P.L.C..................................... 200,216    1,413,641
*   Balfour Beatty P.L.C.................................. 310,543      910,953
    Barclays P.L.C........................................ 257,747      525,536
    Barclays P.L.C. Sponsored ADR......................... 223,299    1,839,984
    Barratt Developments P.L.C............................ 426,314    2,468,570
    BBA Aviation P.L.C.................................... 373,754    1,176,798
    Beazley P.L.C......................................... 230,428    1,207,019
    Bellway P.L.C.........................................  65,202    1,807,566
    Berendsen P.L.C.......................................  66,575    1,124,348
    Berkeley Group Holdings P.L.C.........................  51,343    1,821,176
    BGEO Group P.L.C......................................  13,077      473,326

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
UNITED KINGDOM -- (Continued)
    BHP Billiton P.L.C......................................   3,376 $   42,566
#   BHP Billiton P.L.C. ADR.................................  83,946  2,145,660
    Bloomsbury Publishing P.L.C.............................   1,815      3,997
    Bodycote P.L.C.......................................... 119,704    926,116
    Booker Group P.L.C...................................... 365,456    841,356
    Bovis Homes Group P.L.C................................. 117,406  1,271,492
    BP P.L.C................................................ 305,632  1,729,158
    BP P.L.C. Sponsored ADR................................. 255,346  8,783,908
    Braemar Shipping Services P.L.C.........................   1,625      8,811
    Brammer P.L.C...........................................  48,358     70,488
    Brewin Dolphin Holdings P.L.C........................... 142,075    475,261
    British Polythene Industries P.L.C......................   9,952    129,722
    Britvic P.L.C...........................................  84,683    700,971
    BT Group P.L.C..........................................  46,311    253,017
*   BTG P.L.C...............................................  78,457    692,671
    Bunzl P.L.C.............................................  25,249    789,983
    Burberry Group P.L.C....................................  26,801    467,632
*   Cairn Energy P.L.C...................................... 403,274    955,167
    Cape P.L.C..............................................  65,540    161,266
    Capita P.L.C............................................  34,060    432,481
    Capital & Counties Properties P.L.C.....................  59,925    230,457
    Carclo P.L.C............................................   6,128     11,777
    Card Factory P.L.C......................................  11,025     44,593
    Carillion P.L.C......................................... 305,978  1,081,441
    Carnival P.L.C..........................................   6,432    309,382
    Carnival P.L.C. ADR.....................................   4,899    236,573
    Castings P.L.C..........................................   9,986     59,791
    Centamin P.L.C.......................................... 825,658  1,815,571
    Centaur Media P.L.C.....................................   3,412      1,555
    Centrica P.L.C.......................................... 369,046  1,177,086
    Chemring Group P.L.C.................................... 151,756    275,395
    Chesnara P.L.C..........................................  49,447    204,832
    Cineworld Group P.L.C................................... 100,573    781,416
#*  Circassia Pharmaceuticals P.L.C.........................  18,162     22,904
    Clarkson P.L.C..........................................   4,972    121,356
    Close Brothers Group P.L.C..............................  69,210  1,154,305
    Cobham P.L.C............................................ 630,397  1,429,239
    Coca-Cola HBC AG........................................  38,901    804,254
    Communisis P.L.C........................................ 101,723     48,399
    Computacenter P.L.C.....................................  38,249    413,641
    Connect Group P.L.C.....................................  51,329    106,360
    Consort Medical P.L.C...................................  17,497    239,430
    Costain Group P.L.C.....................................  24,243    108,657
    Countrywide P.L.C.......................................  12,076     39,660
    Cranswick P.L.C.........................................  20,109    622,248
    Crest Nicholson Holdings P.L.C..........................  32,990    186,655
    Creston P.L.C...........................................   3,606      4,630
    Croda International P.L.C...............................  20,689    909,782
*   CYBG P.L.C..............................................  23,972     80,794
    Daejan Holdings P.L.C...................................     223     16,597
    Daily Mail & General Trust P.L.C. Class A...............  92,207    875,117
    Dairy Crest Group P.L.C.................................  99,724    796,018
    Darty P.L.C.............................................  67,500    149,550

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
UNITED KINGDOM -- (Continued)
    DCC P.L.C...............................................  17,872 $1,594,900
    De La Rue P.L.C.........................................  27,797    231,864
    Debenhams P.L.C......................................... 761,435    565,062
    Dechra Pharmaceuticals P.L.C............................  37,315    657,113
    Devro P.L.C.............................................  92,522    346,218
    Diageo P.L.C............................................  19,906    570,440
    Diageo P.L.C. Sponsored ADR.............................  15,627  1,821,171
#*  Dialight P.L.C..........................................   4,498     34,107
    Dignity P.L.C...........................................  15,901    568,216
    Diploma P.L.C...........................................  62,660    706,264
    Direct Line Insurance Group P.L.C....................... 240,714  1,113,805
    Dixons Carphone P.L.C................................... 164,176    759,159
    Domino's Pizza Group P.L.C.............................. 165,234    867,766
    Drax Group P.L.C........................................ 259,600  1,174,189
    DS Smith P.L.C.......................................... 348,902  1,809,504
    Dunelm Group P.L.C......................................  30,786    345,942
    E2V Technologies P.L.C..................................  35,613    110,462
    easyJet P.L.C...........................................  21,203    291,645
    Electrocomponents P.L.C................................. 293,057  1,136,536
    Elementis P.L.C......................................... 282,820    827,119
#*  EnQuest P.L.C........................................... 504,475    165,408
*   Enterprise Inns P.L.C................................... 421,325    492,771
    Essentra P.L.C..........................................  68,713    440,895
    esure Group P.L.C.......................................  45,473    157,275
    Euromoney Institutional Investor P.L.C..................  10,092    135,084
*   Evraz P.L.C............................................. 128,908    292,023
    Experian P.L.C..........................................  52,061  1,018,341
    Fenner P.L.C............................................ 120,766    257,644
    Ferrexpo P.L.C.......................................... 120,599     73,284
    Fidessa Group P.L.C.....................................  15,348    495,596
*   Findel P.L.C............................................  17,993     39,007
*   Firstgroup P.L.C........................................ 704,912    934,587
    Foxtons Group P.L.C.....................................  49,451     71,969
    Fresnillo P.L.C.........................................     219      5,604
    Fuller Smith & Turner P.L.C. Class A....................   7,612     98,757
    G4S P.L.C............................................... 199,201    490,821
    Galliford Try P.L.C.....................................  48,609    630,938
    Gem Diamonds, Ltd.......................................  83,952    145,647
    Genus P.L.C.............................................  17,935    432,154
    GKN P.L.C............................................... 225,405    862,736
    Glencore P.L.C.......................................... 635,220  1,567,799
    Go-Ahead Group P.L.C....................................  16,219    391,668
    Grafton Group P.L.C.....................................  74,277    548,633
    Grainger P.L.C..........................................  50,007    143,753
    Greencore Group P.L.C................................... 213,825    926,668
    Greene King P.L.C....................................... 136,025  1,461,574
    Greggs P.L.C............................................  51,904    709,821
    GVC Holdings P.L.C......................................  71,901    600,267
    Halfords Group P.L.C.................................... 139,324    648,590
    Halma P.L.C............................................. 134,243  1,862,069
    Hargreaves Lansdown P.L.C...............................  31,344    538,711
    Hays P.L.C.............................................. 477,180    750,636
    Headlam Group P.L.C.....................................  24,763    154,375

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
UNITED KINGDOM -- (Continued)
    Helical P.L.C...........................................  65,596 $  246,240
    Henderson Group P.L.C................................... 313,826    958,901
    Henry Boot P.L.C........................................     736      1,753
    Hikma Pharmaceuticals P.L.C.............................  27,436    955,340
    Hill & Smith Holdings P.L.C.............................  45,850    650,208
    Hilton Food Group P.L.C.................................     435      3,434
    Hiscox, Ltd............................................. 115,987  1,625,472
*   Hochschild Mining P.L.C................................. 153,387    545,005
    Hogg Robinson Group P.L.C...............................  16,257     13,955
    Home Retail Group P.L.C................................. 492,921  1,005,539
    HomeServe P.L.C......................................... 142,923  1,057,508
    Howden Joinery Group P.L.C.............................. 218,842  1,251,362
    HSBC Holdings P.L.C..................................... 150,776    988,290
    HSBC Holdings P.L.C. Sponsored ADR...................... 225,279  7,377,887
    Hunting P.L.C...........................................  99,472    538,517
    Huntsworth P.L.C........................................  36,761     19,469
    ICAP P.L.C.............................................. 168,115    987,445
    IG Group Holdings P.L.C................................. 137,677  1,612,694
*   Imagination Technologies Group P.L.C.................... 119,050    320,419
    IMI P.L.C...............................................  51,417    729,516
    Inchcape P.L.C.......................................... 207,226  1,847,694
    Indivior P.L.C..........................................  60,146    235,949
    Informa P.L.C........................................... 131,386  1,241,327
    Inmarsat P.L.C..........................................  82,293    850,877
    InterContinental Hotels Group P.L.C.....................   8,676    346,871
#   InterContinental Hotels Group P.L.C. ADR................   5,278    213,759
    Intermediate Capital Group P.L.C........................  83,899    635,610
    International Consolidated Airlines Group SA............  96,420    517,739
*   International Ferro Metals, Ltd.........................  82,212        370
    International Personal Finance P.L.C....................  47,702    169,291
    Interserve P.L.C........................................  73,903    288,480
    Intertek Group P.L.C....................................  23,108  1,108,640
    Investec P.L.C.......................................... 135,621    807,251
*   IP Group P.L.C..........................................  42,083     87,914
    ITE Group P.L.C......................................... 127,020    273,731
    ITV P.L.C............................................... 234,522    608,099
    J D Wetherspoon P.L.C...................................  46,471    523,479
#   J Sainsbury P.L.C....................................... 683,557  2,028,488
    James Fisher & Sons P.L.C...............................  21,193    419,989
    Jardine Lloyd Thompson Group P.L.C......................  39,044    504,917
    JD Sports Fashion P.L.C.................................  28,824    479,328
*   Jimmy Choo P.L.C........................................  10,707     14,934
    John Laing Group P.L.C..................................   8,557     25,460
    John Menzies P.L.C......................................  32,888    256,204
    John Wood Group P.L.C................................... 129,119  1,129,628
    Johnson Matthey P.L.C...................................  22,833    989,516
*   Johnston Press P.L.C....................................   1,448        263
    JRP Group P.L.C.........................................   4,668      6,546
    Jupiter Fund Management P.L.C........................... 127,043    710,523
*   KAZ Minerals P.L.C...................................... 217,989    453,249
    KCOM Group P.L.C........................................ 228,044    331,694
    Keller Group P.L.C......................................  43,448    585,246
    Kier Group P.L.C........................................  59,391    843,241

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
UNITED KINGDOM -- (Continued)
    Kingfisher P.L.C......................................   143,787 $  638,511
    Ladbrokes P.L.C.......................................   384,837    706,196
    Laird P.L.C...........................................   153,823    596,717
*   Lamprell P.L.C........................................   166,629    153,999
    Lancashire Holdings, Ltd..............................    85,663    681,795
    Laura Ashley Holdings P.L.C...........................    45,699     13,017
    Lavendon Group P.L.C..................................    48,843     75,666
    Legal & General Group P.L.C...........................   457,957  1,245,811
*   Liberty Global P.L.C. Class A.........................    12,962    411,025
#*  Liberty Global P.L.C. Series C........................    31,782    983,653
*   Liberty Global P.L.C. LiLAC Class A...................     1,733     59,529
*   Liberty Global P.L.C. LiLAC Class C...................     4,252    148,820
    Lloyds Banking Group P.L.C............................ 2,142,481  1,506,911
#   Lloyds Banking Group P.L.C. ADR.......................   139,093    397,806
    London Stock Exchange Group P.L.C.....................    15,430    567,792
*   Lonmin P.L.C..........................................    86,742    273,145
    Lookers P.L.C.........................................   166,283    234,251
    Low & Bonar P.L.C.....................................    33,427     26,961
    LSL Property Services P.L.C...........................    11,670     35,565
    Man Group P.L.C.......................................   824,409  1,264,711
*   Management Consulting Group P.L.C.....................    29,849      6,713
    Marks & Spencer Group P.L.C...........................   163,936    693,111
    Marshalls P.L.C.......................................    56,963    205,953
    Marston's P.L.C.......................................   480,562    903,354
    McBride P.L.C.........................................    45,137     97,274
    Mears Group P.L.C.....................................    38,002    199,162
    Meggitt P.L.C.........................................   205,430  1,189,836
#   Melrose Industries P.L.C..............................   122,906  1,113,073
    Merlin Entertainments P.L.C...........................    83,077    519,732
    Micro Focus International P.L.C.......................    32,220    825,821
    Millennium & Copthorne Hotels P.L.C...................    99,897    597,823
    Mitchells & Butlers P.L.C.............................   113,993    379,616
    Mitie Group P.L.C.....................................   227,234    749,087
    MJ Gleeson P.L.C......................................       400      2,769
    Mondi P.L.C...........................................    43,037    870,948
    Moneysupermarket.com Group P.L.C......................   167,136    660,243
    Morgan Advanced Materials P.L.C.......................   141,589    512,220
    Morgan Sindall Group P.L.C............................    20,115    153,900
*   Mothercare P.L.C......................................    34,783     63,095
    N Brown Group P.L.C...................................    75,881    174,642
    National Express Group P.L.C..........................   217,464    971,386
    NCC Group P.L.C.......................................    54,096    232,759
    Next P.L.C............................................     6,961    462,803
    Northgate P.L.C.......................................    90,327    456,396
    Novae Group P.L.C.....................................    23,662    254,488
#*  Ocado Group P.L.C.....................................    54,464    192,285
    Old Mutual P.L.C......................................   454,998  1,266,155
    OneSavings Bank P.L.C.................................    23,015     62,464
*   Ophir Energy P.L.C....................................   277,822    249,651
    Oxford Instruments P.L.C..............................    18,136    171,736
    Pagegroup P.L.C.......................................    89,686    401,384
    Paragon Group of Cos. P.L.C. (The)....................    60,458    218,207
    PayPoint P.L.C........................................    13,827    180,238

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
UNITED KINGDOM -- (Continued)
*   Paysafe Group P.L.C.....................................  19,043 $   97,175
    Pearson P.L.C...........................................  15,716    183,615
    Pearson P.L.C. Sponsored ADR............................  42,859    501,022
    Pendragon P.L.C......................................... 235,928     98,799
    Pennon Group P.L.C......................................  67,150    801,457
    Persimmon P.L.C.........................................  63,695  1,422,154
    Petra Diamonds, Ltd..................................... 238,551    377,629
    Petrofac, Ltd...........................................  84,960    840,052
*   Petropavlovsk P.L.C..................................... 644,876     61,022
    Pets at Home Group P.L.C................................  45,151    145,476
    Phoenix Group Holdings.................................. 111,896  1,186,927
    Photo-Me International P.L.C............................  73,476    150,733
    Playtech P.L.C..........................................  67,189    773,838
    Polypipe Group P.L.C....................................  18,982     59,846
    Poundland Group P.L.C...................................  34,353    103,142
    Premier Farnell P.L.C................................... 154,321    397,134
*   Premier Foods P.L.C..................................... 572,145    381,763
*   Premier Oil P.L.C....................................... 246,715    208,967
    Provident Financial P.L.C...............................   7,663    274,805
    Prudential P.L.C........................................  55,436    977,251
    Prudential P.L.C. ADR...................................   2,030     71,700
*   Punch Taverns P.L.C.....................................   6,980      8,078
    PZ Cussons P.L.C........................................  57,048    256,476
    QinetiQ Group P.L.C..................................... 293,228    870,722
    Randgold Resources, Ltd.................................  10,503  1,235,973
    Rank Group P.L.C........................................  50,857    149,456
    Rathbone Brothers P.L.C.................................  11,335    271,967
*   Raven Russia, Ltd.......................................  26,852     13,499
*   REA Holdings P.L.C......................................   1,822      5,768
    Reckitt Benckiser Group P.L.C...........................   6,876    666,697
    Redrow P.L.C............................................ 127,927    572,016
    Regus P.L.C............................................. 229,606    927,805
    RELX P.L.C..............................................  40,625    771,420
#   RELX P.L.C. Sponsored ADR...............................  34,053    656,542
    Renishaw P.L.C..........................................  12,802    441,177
*   Renold P.L.C............................................  12,120      6,644
    Rentokil Initial P.L.C.................................. 549,881  1,563,406
    Restaurant Group P.L.C. (The)........................... 110,647    518,496
    Ricardo P.L.C...........................................  20,450    207,225
    Rightmove P.L.C.........................................  27,272  1,462,070
    Rio Tinto P.L.C.........................................   5,471    177,546
#   Rio Tinto P.L.C. Sponsored ADR..........................  62,149  2,039,730
    RM P.L.C................................................   8,611     16,807
    Robert Walters P.L.C....................................  19,328     76,882
    Rolls-Royce Holdings P.L.C.............................. 125,627  1,314,511
    Rotork P.L.C............................................ 231,380    665,437
*   Royal Bank of Scotland Group P.L.C...................... 179,218    456,151
#*  Royal Bank of Scotland Group P.L.C. Sponsored ADR.......  20,418    104,132
    Royal Dutch Shell P.L.C. Class A........................  60,589  1,564,430
    Royal Dutch Shell P.L.C. Class B........................   6,539    173,929
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A......... 145,042  7,511,715
#   Royal Dutch Shell P.L.C. Sponsored ADR, Class B......... 113,939  6,176,633
    Royal Mail P.L.C........................................ 181,679  1,225,089

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
UNITED KINGDOM -- (Continued)
    RPC Group P.L.C......................................... 125,708 $1,434,435
    RPS Group P.L.C.........................................  97,021    242,080
    RSA Insurance Group P.L.C............................... 281,468  1,850,901
    SABMiller P.L.C.........................................  14,306    835,901
    Saga P.L.C..............................................  71,747    192,801
    Sage Group P.L.C. (The)................................. 118,808  1,120,288
    Savills P.L.C...........................................  76,498    707,619
    Schroders P.L.C.(0239581)...............................   4,732    126,040
    Schroders P.L.C.(0240549)...............................   7,255    251,448
    SDL P.L.C...............................................  27,451    157,234
    Senior P.L.C............................................ 227,094    615,564
    Sepura P.L.C............................................   6,972      5,289
*   Serco Group P.L.C.......................................  31,940     50,598
    Severfield P.L.C........................................  65,902     47,509
    Severn Trent P.L.C......................................  17,651    571,931
    Shanks Group P.L.C...................................... 242,828    338,283
    Shire P.L.C.............................................   8,763    566,111
    Shire P.L.C. ADR........................................   3,402    660,396
    SIG P.L.C............................................... 287,356    400,909
    Sky P.L.C...............................................  61,716    751,601
    Smith & Nephew P.L.C....................................  40,935    673,342
    Smith & Nephew P.L.C. Sponsored ADR.....................  23,126    769,865
    Smiths Group P.L.C......................................  55,681    930,726
    Soco International P.L.C................................ 120,462    240,897
    Spectris P.L.C..........................................  48,503  1,204,277
    Speedy Hire P.L.C....................................... 241,247    110,028
    Spirax-Sarco Engineering P.L.C..........................  21,792  1,148,060
    Spire Healthcare Group P.L.C............................  14,129     60,438
    Spirent Communications P.L.C............................ 167,922    200,739
*   Sportech P.L.C..........................................   2,757      2,423
*   Sports Direct International P.L.C.......................  38,696    148,192
#   SSE P.L.C...............................................  76,767  1,540,951
    SSP Group P.L.C.........................................  32,241    136,670
    St. Ives P.L.C..........................................  23,231     33,743
    St. James's Place P.L.C.................................  60,565    741,220
    St. Modwen Properties P.L.C.............................  94,197    351,467
    Stagecoach Group P.L.C.................................. 147,789    396,318
    Standard Chartered P.L.C................................ 374,495  2,994,507
    Standard Life P.L.C..................................... 116,297    465,601
    Sthree P.L.C............................................  12,874     43,808
    Stobart Group, Ltd......................................  61,975    140,192
    SuperGroup P.L.C........................................  21,861    459,377
    Synthomer P.L.C......................................... 156,302    756,294
    TalkTalk Telecom Group P.L.C............................ 176,147    533,788
    Tate & Lyle P.L.C....................................... 200,729  1,920,928
    Taylor Wimpey P.L.C..................................... 790,495  1,617,583
    Ted Baker P.L.C.........................................  10,883    339,026
    Telecom Plus P.L.C......................................  29,721    409,532
*   Tesco P.L.C............................................. 449,902    927,617
*   Thomas Cook Group P.L.C................................. 386,976    332,764
    Topps Tiles P.L.C.......................................  57,768     91,752
    Travis Perkins P.L.C....................................  56,837  1,172,778
    Trifast P.L.C...........................................  26,856     47,669

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES      VALUE++
                                                       --------- --------------
UNITED KINGDOM -- (Continued)
    Trinity Mirror P.L.C..............................   258,790 $      257,199
    TT Electronics P.L.C..............................    69,537        123,716
    TUI AG(5666292)...................................    86,705      1,136,371
    TUI AG(B11LJN4)...................................    44,549        579,978
    Tullett Prebon P.L.C..............................   133,721        589,197
*   Tullow Oil P.L.C..................................   600,839      1,582,428
    U & I Group P.L.C.................................    50,916        102,080
    UBM P.L.C.........................................   111,418        988,887
    UDG Healthcare P.L.C..............................   104,413        803,684
    Ultra Electronics Holdings P.L.C..................    38,890        880,273
    UNITE Group P.L.C. (The)..........................    59,964        502,524
    United Utilities Group P.L.C......................    36,035        484,782
*   Vectura Group P.L.C...............................   222,123        438,217
    Vedanta Resources P.L.C...........................    58,676        446,047
    Vesuvius P.L.C....................................   191,539        931,298
    Victrex P.L.C.....................................    29,968        585,339
    Virgin Money Holdings UK P.L.C....................    10,036         35,002
    Vitec Group P.L.C. (The)..........................     5,880         42,245
    Vodafone Group P.L.C..............................   935,888      2,843,117
    Vodafone Group P.L.C. Sponsored ADR...............   142,624      4,407,087
*   Volex P.L.C.......................................     2,165          1,260
    Weir Group P.L.C. (The)...........................    72,797      1,410,493
    WH Smith P.L.C....................................    39,970        809,134
    Whitbread P.L.C...................................    15,605        796,863
    William Hill P.L.C................................   423,221      1,790,219
    Wincanton P.L.C...................................    20,201         48,499
    Wireless Group P.L.C..............................    19,507         79,319
*   Wizz Air Holdings P.L.C...........................     3,856         79,050
    WM Morrison Supermarkets P.L.C.................... 1,327,157      3,261,466
    Wolseley P.L.C....................................    14,580        812,957
    WPP P.L.C.........................................     6,645        149,097
    WPP P.L.C. Sponsored ADR..........................    10,444      1,170,459
    WS Atkins P.L.C...................................    36,539        676,337
    Xaar P.L.C........................................    27,006        177,527
    XP Power, Ltd.....................................     2,558         54,795
    Zoopla Property Group P.L.C.......................     9,550         37,120
                                                                 --------------
TOTAL UNITED KINGDOM..................................              271,101,326
                                                                 --------------
UNITED STATES -- (0.0%)
    Ball Corp.........................................     8,431        595,802
    Iron Mountain, Inc................................        93          3,851
                                                                 --------------
TOTAL UNITED STATES...................................                  599,653
                                                                 --------------
TOTAL COMMON STOCKS...................................            1,781,894,344
                                                                 --------------
PREFERRED STOCKS -- (0.3%)

GERMANY -- (0.3%)
    Bayerische Motoren Werke AG.......................     5,557        402,766
#   Biotest AG........................................     6,309         96,204
    Draegerwerk AG & Co. KGaA.........................     2,361        156,377
    Fuchs Petrolub SE.................................    11,753        496,270
    Henkel AG & Co. KGaA..............................     2,922        364,098

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
GERMANY -- (Continued)
      Jungheinrich AG................................     18,135 $      553,152
      Porsche Automobil Holding SE...................     15,850        828,864
      Sartorius AG...................................      5,992        479,103
      Sixt SE........................................      9,450        388,522
      STO SE & Co. KGaA..............................        655         78,344
      Villeroy & Boch AG.............................      2,705         41,246
      Volkswagen AG..................................     19,018      2,675,704
                                                                 --------------
TOTAL GERMANY........................................                 6,560,650
                                                                 --------------
TOTAL PREFERRED STOCKS...............................                 6,560,650
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)

AUSTRALIA -- (0.0%)
*     Centrebet International, Ltd. Claim Units
        Rights.......................................      6,648             --
*     Centrebet International, Ltd. Litigation
        Rights.......................................      6,648             --
                                                                 --------------
TOTAL AUSTRALIA......................................                        --
                                                                 --------------
AUSTRIA -- (0.0%)
*     Intercell AG Rights............................      1,270             --
                                                                 --------------
HONG KONG -- (0.0%)
*     Cheuk Nang Holdings, Ltd. Warrants 04/24/17....        606            133
*     Imagi International Holdings, Ltd. Rights
        08/12/16.....................................    300,799            969
                                                                 --------------
TOTAL HONG KONG......................................                     1,102
                                                                 --------------
NORWAY -- (0.0%)
*     DOF ASA Rights.................................    120,873             --
                                                                 --------------
SINGAPORE -- (0.0%)
*     Ezion Holdings, Ltd. Warrants 04/24/20.........     22,923          1,112
                                                                 --------------
SPAIN -- (0.0%)
#*    Quabit Inmobiliaria SA Rights..................      9,489            955
*     Zardoya Otis SA Rights 08/05/16................     50,731         20,418
                                                                 --------------
TOTAL SPAIN..........................................                    21,373
                                                                 --------------
TOTAL RIGHTS/WARRANTS................................                    23,587
                                                                 --------------
TOTAL INVESTMENT SECURITIES..........................             1,788,478,581
                                                                 --------------

                                                                    VALUE+
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (7.0%)
(S)@  DFA Short Term Investment Fund................. 11,593,881    134,141,208
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,842,766,616)^^............................            $1,922,619,789
                                                                 ==============

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                            --------------------------------------------------
                              LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                            ------------ -------------- ------- --------------
 Common Stocks
    Australia.............. $  2,714,451 $  122,973,433   --    $  125,687,884
    Austria................           --     10,641,076   --        10,641,076
    Belgium................      832,040     29,849,571   --        30,681,611
    Canada.................  161,582,374          9,448   --       161,591,822
    China..................           --        102,279   --           102,279
    Denmark................           --     35,351,065   --        35,351,065
    Finland................        9,150     40,823,631   --        40,832,781
    France.................      652,983    111,655,489   --       112,308,472
    Germany................    3,835,601    107,111,473   --       110,947,074
    Hong Kong..............      387,387     54,660,148   --        55,047,535
    Ireland................    2,119,487      7,386,853   --         9,506,340
    Israel.................    2,514,655     10,976,597   --        13,491,252
    Italy..................      512,791     45,481,422   --        45,994,213
    Japan..................    8,010,545    430,314,901   --       438,325,446
    Netherlands............    8,151,113     44,394,244   --        52,545,357
    New Zealand............       40,320     11,161,552   --        11,201,872
    Norway.................      652,228     15,285,895   --        15,938,123
    Portugal...............           --      5,308,382   --         5,308,382
    Singapore..............        8,426     21,855,271   --        21,863,697
    Spain..................    2,166,817     37,097,608   --        39,264,425
    Sweden.................      494,840     51,936,941   --        52,431,781
    Switzerland............   10,391,897    110,738,981   --       121,130,878
    United Kingdom.........   52,272,692    218,828,634   --       271,101,326
    United States..........      595,802          3,851   --           599,653
 Preferred Stocks
    Germany................           --      6,560,650   --         6,560,650
 Rights/Warrants
    Australia..............           --             --   --                --
    Austria................           --             --   --                --
    Hong Kong..............           --          1,102   --             1,102
    Norway.................           --             --   --                --
    Singapore..............           --          1,112   --             1,112
    Spain..................           --         21,373   --            21,373
 Securities Lending
   Collateral..............           --    134,141,208   --       134,141,208
                            ------------ --------------   --    --------------
 TOTAL..................... $257,945,599 $1,664,674,190   --    $1,922,619,789
                            ============ ==============   ==    ==============

                         WORLD EX U.S. VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                          SHARES      VALUE+
                                                         --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The DFA International Value Series of
  The DFA Investment Trust Company......................           $120,026,249
Investment in Dimensional Emerging Markets Value Fund...             43,762,871
Investment in DFA International Small Cap Value
  Portfolio DFA Investment Dimensions Group Inc......... 1,096,299   20,731,024
                                                                   ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $191,149,822)................................            184,520,144
                                                                   ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $191,149,822)^^..............................           $184,520,144
                                                                   ============

WORLD EX U.S. VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                      -----------------------------------------
                                        LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                      ------------ ------- ------- ------------
 Affiliated Investment Companies..... $184,520,144   --      --    $184,520,144
                                      ------------   --      --    ------------
 TOTAL............................... $184,520,144   --      --    $184,520,144
                                      ============   ==      ==    ============

                    WORLD EX U.S. TARGETED VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                               SHARES  VALUE++
                                                               ------- --------
COMMON STOCKS -- (97.8%)

AUSTRALIA -- (5.1%)
    ALS, Ltd..................................................  54,035 $209,785
    Alumina, Ltd.............................................. 223,657  226,136
    Ansell, Ltd...............................................  18,921  278,788
*   APN News & Media, Ltd.....................................  28,793   90,169
#*  Arrium, Ltd............................................... 378,352    6,326
*   ASG Group, Ltd............................................  21,948   16,273
*   Ausdrill, Ltd.............................................  29,075   22,081
    Austal, Ltd...............................................  28,355   25,023
*   Australian Agricultural Co., Ltd..........................  65,148  100,625
    Australian Pharmaceutical Industries, Ltd.................  47,698   69,694
    Auswide Bank, Ltd.........................................   2,707   10,421
    Automotive Holdings Group, Ltd............................  28,329   92,851
*   AWE, Ltd..................................................  99,671   68,412
    Bank of Queensland, Ltd...................................  49,912  401,540
    Beach Energy, Ltd......................................... 236,577  102,280
    Bendigo & Adelaide Bank, Ltd..............................  57,637  445,360
*   Billabong International, Ltd..............................  13,437   15,923
    BlueScope Steel, Ltd......................................  88,385  570,197
    Boral, Ltd................................................  95,039  497,014
*   Bradken, Ltd..............................................  18,462   23,197
    Brickworks, Ltd...........................................   5,390   61,604
    Cabcharge Australia, Ltd..................................   7,103   21,425
    Cardno, Ltd...............................................  17,653    7,709
    Cash Converters International, Ltd........................  33,510   11,266
    Cedar Woods Properties, Ltd...............................   6,602   23,197
    Challenger, Ltd...........................................  73,657  532,606
    Cleanaway Waste Management, Ltd........................... 276,072  179,447
    CSG, Ltd..................................................  31,583   37,573
    CSR, Ltd..................................................  61,506  180,042
    Decmil Group, Ltd.........................................  14,342    8,935
*   Donaco International, Ltd.................................  33,958   11,585
    Downer EDI, Ltd...........................................  78,673  250,144
*   DSHE Holdings, Ltd........................................  12,563       --
#*  Energy World Corp., Ltd...................................  74,723   15,888
    EQT Holdings, Ltd.........................................   1,803   23,482
    Estia Health, Ltd.........................................   4,315   16,852
    Event Hospitality and Entertainment, Ltd..................   6,455   72,611
    Evolution Mining, Ltd..................................... 133,691  292,575
    Fairfax Media, Ltd........................................ 323,438  258,409
    Finbar Group, Ltd.........................................  16,583   10,524
*   Fleetwood Corp., Ltd......................................  13,313   21,330
    GrainCorp, Ltd. Class A...................................  25,710  165,888
    Greencross, Ltd...........................................   8,428   44,997
    GUD Holdings, Ltd.........................................   9,363   71,583
    GWA Group, Ltd............................................  30,347   48,609
    Harvey Norman Holdings, Ltd...............................  43,832  161,251
    Healthscope, Ltd.......................................... 115,424  259,961
    HFA Holdings, Ltd.........................................  21,454   36,689
    Iluka Resources, Ltd......................................  26,490  141,320
#   IMF Bentham, Ltd..........................................  13,415   15,867
    Incitec Pivot, Ltd........................................ 229,347  502,153

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                               SHARES  VALUE++
                                                               ------- --------
AUSTRALIA -- (Continued)
    Independence Group NL.....................................  11,634 $ 36,192
    IOOF Holdings, Ltd........................................  32,932  226,599
    iSelect, Ltd..............................................  25,043   24,739
    Japara Healthcare, Ltd....................................   5,938   11,685
*   Karoon Gas Australia, Ltd.................................  14,519   14,776
*   Kingsgate Consolidated, Ltd...............................  27,223    8,482
    MACA, Ltd.................................................  17,137   22,752
*   Macmahon Holdings, Ltd.................................... 171,639   13,696
*   Medusa Mining, Ltd........................................  16,023    8,761
    Melbourne IT, Ltd.........................................  11,049   14,469
*   Mesoblast, Ltd............................................  17,714   15,086
    Metals X, Ltd.............................................  20,566   25,708
*   Metcash, Ltd.............................................. 119,216  195,423
*   Michael Hill International, Ltd...........................  12,726   14,337
    Mineral Resources, Ltd....................................  21,427  160,683
    MMA Offshore, Ltd.........................................  42,130    9,463
    Monadelphous Group, Ltd...................................  11,785   94,505
    Myer Holdings, Ltd........................................  85,300   86,707
    MyState, Ltd..............................................   7,129   21,846
    New Hope Corp., Ltd.......................................  15,107   18,384
    Nine Entertainment Co. Holdings, Ltd......................  30,738   25,635
    Nufarm, Ltd...............................................  26,917  169,711
    Orica, Ltd................................................  46,842  505,747
    Orora, Ltd................................................ 110,588  242,295
    OZ Minerals, Ltd..........................................  53,914  263,967
    Pacific Current Group, Ltd................................   2,637    9,891
*   Paladin Energy, Ltd....................................... 233,089   34,812
    Peet, Ltd.................................................  31,208   22,665
*   Perseus Mining, Ltd.......................................  66,383   32,845
    PMP, Ltd..................................................  46,886   20,834
    Premier Investments, Ltd..................................  11,030  136,057
    Primary Health Care, Ltd..................................  92,054  286,386
    Prime Media Group, Ltd....................................  41,520    9,665
    Programmed Maintenance Services, Ltd......................  19,100   30,000
    Qantas Airways, Ltd.......................................  44,514  106,875
    Qube Holdings, Ltd........................................  98,011  189,856
    RCR Tomlinson, Ltd........................................   7,448   11,465
    Reject Shop, Ltd. (The)...................................   2,597   25,409
*   Resolute Mining, Ltd......................................  75,817   97,884
    Retail Food Group, Ltd....................................  15,474   67,968
    Ridley Corp., Ltd.........................................  58,051   63,962
    SAI Global, Ltd...........................................  17,351   46,976
    Santos, Ltd............................................... 212,526  726,515
*   Saracen Mineral Holdings, Ltd.............................  90,585  120,243
    Select Harvests, Ltd......................................   4,294   24,911
*   Senex Energy, Ltd......................................... 136,162   28,129
    Service Stream, Ltd.......................................  28,905   19,201
    Seven Group Holdings, Ltd.................................  19,812  103,484
    Seven West Media, Ltd..................................... 174,143  137,471
    Sigma Pharmaceuticals, Ltd................................ 103,482  101,917
*   Silver Lake Resources, Ltd................................  41,304   20,496
    Sims Metal Management, Ltd................................  19,734  127,187
    SMS Management & Technology, Ltd..........................  10,490   14,749

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
AUSTRALIA -- (Continued)
    Southern Cross Media Group, Ltd........................  91,893 $    88,213
    Spotless Group Holdings, Ltd...........................  94,732      86,043
    Star Entertainment Grp, Ltd. (The).....................  99,405     448,988
    Steadfast Group, Ltd...................................  82,267     132,043
    Sunland Group, Ltd.....................................  37,093      40,716
    Tassal Group, Ltd......................................  20,802      65,197
*   Ten Network Holdings, Ltd..............................  17,391      15,165
    TFS Corp., Ltd.........................................  22,724      28,154
    Thorn Group, Ltd.......................................  17,075      17,263
    Tox Free Solutions, Ltd................................  17,164      34,516
    Treasury Wine Estates, Ltd.............................  78,127     573,872
*   Troy Resources, Ltd....................................  30,820      12,399
*   UGL, Ltd...............................................  16,096      30,116
    Villa World, Ltd.......................................  19,089      34,540
    Village Roadshow, Ltd..................................  14,192      58,100
*   Virgin Australia Holdings, Ltd......................... 192,840      35,228
    Vocus Communications, Ltd..............................  45,092     306,636
*   Watpac, Ltd............................................  13,941       9,014
    Webster, Ltd...........................................  12,558      12,041
    Western Areas, Ltd.....................................  24,109      50,666
*   Whitehaven Coal, Ltd...................................  35,883      46,383
    WorleyParsons, Ltd.....................................  28,275     161,865
    WPP AUNZ, Ltd..........................................  45,871      43,923
                                                                    -----------
TOTAL AUSTRALIA............................................          13,938,199
                                                                    -----------
AUSTRIA -- (0.7%)
    Agrana Beteiligungs AG.................................     551      61,255
    Austria Technologie & Systemtechnik AG.................   3,898      46,243
    BUWOG AG...............................................   4,114      99,776
    Oberbank AG............................................     309      19,516
    OMV AG.................................................  23,148     618,298
    POLYTEC Holding AG.....................................   1,713      14,202
*   Raiffeisen Bank International AG.......................  10,826     142,846
    Strabag SE.............................................   2,179      68,166
    UNIQA Insurance Group AG...............................  13,027      80,603
    Vienna Insurance Group AG Wiener Versicherung Gruppe...     805      15,964
    Voestalpine AG.........................................  10,404     366,902
    Wienerberger AG........................................  21,092     325,386
                                                                    -----------
TOTAL AUSTRIA..............................................           1,859,157
                                                                    -----------
BELGIUM -- (1.1%)
    Ackermans & van Haaren NV..............................   1,407     170,306
    Ageas..................................................  28,003     941,424
    Atenor.................................................     210      10,997
    Banque Nationale de Belgique...........................      33     104,765
    Barco NV...............................................     582      44,796
    Bekaert SA.............................................   4,561     209,020
    Cie d'Entreprises CFE..................................     423      38,951
*   Cie Immobiliere de Belgique SA.........................     540      31,528
    D'ieteren SA...........................................   3,006     131,716
    Deceuninck NV..........................................   9,678      22,855
    Euronav NV.............................................  11,262      97,061

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
BELGIUM -- (Continued)
    Exmar NV................................................   2,083 $   14,639
    Jensen-Group NV.........................................      10        291
#*  Nyrstar NV..............................................  13,228    120,533
    Ontex Group NV..........................................   2,375     85,811
*   Orange Belgium SA.......................................     747     18,109
    Picanol.................................................      32      2,148
    RealDolmen..............................................     138      3,397
    Recticel SA.............................................   6,513     33,832
    Roularta Media Group NV.................................     516     14,198
    Sioen Industries NV.....................................     847     19,320
    Sipef SA................................................     539     28,947
    Solvay SA...............................................   6,658    691,137
*   Tessenderlo Chemie NV...................................   1,187     40,379
    Umicore SA..............................................     748     43,279
                                                                     ----------
TOTAL BELGIUM...............................................          2,919,439
                                                                     ----------
BRAZIL -- (1.3%)
    Aliansce Shopping Centers SA............................   6,800     30,389
*   B2W Cia Digital.........................................  12,581     50,442
*   Brasil Brokers Participacoes SA.........................  19,600     13,903
    Cia Hering..............................................  10,000     57,056
*   Cia Siderurgica Nacional SA.............................  67,900    231,820
    Cyrela Brazil Realty SA Empreendimentos e
      Participacoes.........................................  36,200    125,155
    Direcional Engenharia SA................................   7,600     15,001
    Duratex SA..............................................  59,618    182,215
    Embraer SA Sponsored ADR................................   7,847    143,365
    Estacio Participacoes SA................................  37,900    206,309
    Even Construtora e Incorporadora SA.....................  28,100     40,039
    Ez Tec Empreendimentos e Participacoes SA...............   8,404     46,136
    Fleury SA...............................................  11,600    111,693
    GAEC Educacao SA........................................   3,700     17,368
    Gafisa SA...............................................  73,100     49,824
    Gerdau SA...............................................  14,800     25,242
    Grendene SA.............................................  11,400     60,439
    Guararapes Confeccoes SA................................   1,400     29,719
    Iguatemi Empresa de Shopping Centers SA.................  11,300    106,434
*   International Meal Co. Alimentacao SA...................  16,000     28,127
    Iochpe Maxion SA........................................  10,600     56,557
    JSL SA..................................................   6,200     18,835
    Kepler Weber SA.........................................   3,700     25,447
    Kroton Educacional SA................................... 178,300    794,057
*   Magnesita Refratarios SA................................   3,440     17,346
*   Marisa Lojas SA.........................................   4,400     11,263
*   Mills Estruturas e Servicos de Engenharia SA............  12,900     22,678
    MRV Engenharia e Participacoes SA.......................  49,700    207,696
    Paranapanema SA.........................................  17,800     11,968
    Porto Seguro SA.........................................  17,500    151,662
    QGEP Participacoes SA...................................  14,500     27,324
    Qualicorp SA............................................  23,200    153,837
*   Restoque Comercio e Confeccoes de Roupas SA.............   7,800      9,767
    Santos Brasil Participacoes SA..........................   6,600     28,599
    Ser Educacional SA......................................   2,810     13,546
    SLC Agricola SA.........................................  10,400     48,113

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
BRAZIL -- (Continued)
    Sul America SA..........................................  34,419 $  183,007
*   Usinas Siderurgicas de Minas Gerais SA..................  12,100     31,347
    Via Varejo SA...........................................   3,929      8,119
                                                                     ----------
TOTAL BRAZIL................................................          3,391,844
                                                                     ----------
CANADA -- (7.0%)
*   5N Plus, Inc............................................  11,986     18,360
    Acadian Timber Corp.....................................     800     11,060
*   Advantage Oil & Gas, Ltd................................  36,000    227,749
    Aecon Group, Inc........................................  11,100    147,841
    AGF Management, Ltd. Class B............................  13,600     53,123
*   Alacer Gold Corp........................................  33,110     84,446
    Alamos Gold, Inc. Class A(BZ3DNP6)......................  30,200    281,958
*   Alamos Gold, Inc. Class A(011532108)....................   1,380     12,889
    Alaris Royalty Corp.....................................   5,200     92,598
    Algoma Central Corp.....................................   1,800     15,358
    Algonquin Power & Utilities Corp........................   8,532     79,788
*   Amaya, Inc..............................................   8,457    130,914
*   Argonaut Gold, Inc......................................  17,737     48,634
*   Athabasca Oil Corp......................................  48,992     46,153
*   ATS Automation Tooling Systems, Inc.....................   5,900     45,053
    AutoCanada, Inc.........................................   2,000     32,551
*   Avigilon Corp...........................................   1,300     13,213
*   B2Gold Corp............................................. 133,000    416,628
    Baytex Energy Corp......................................  12,969     60,889
*   Bellatrix Exploration, Ltd..............................  22,400     19,215
*   Birchcliff Energy, Ltd..................................  14,500    104,837
    Black Diamond Group, Ltd................................   3,000     11,649
*   BlackBerry, Ltd.(09228F103).............................  42,210    320,796
*   BlackBerry, Ltd.(BCBHZ31)...............................   3,800     28,813
#*  BlackPearl Resources, Inc...............................  43,500     33,650
    Bonavista Energy Corp...................................  18,811     50,714
    Bonterra Energy Corp....................................   3,200     60,659
    Calfrac Well Services, Ltd..............................   9,200     20,928
    Cameco Corp.(13321L108).................................  35,376    338,195
    Cameco Corp.(2166160)...................................  16,300    155,803
    Canaccord Genuity Group, Inc............................  16,400     59,413
*   Canacol Energy, Ltd.....................................  16,200     49,258
    Canadian Energy Services & Technology Corp..............  12,873     34,705
    Canadian Western Bank...................................  10,090    194,899
    Canam Group, Inc........................................   6,900     55,542
*   Canfor Corp.............................................   2,700     32,053
    Canfor Pulp Products, Inc...............................   1,400     11,184
    CanWel Building Materials Group, Ltd....................   3,100     14,649
    Canyon Services Group, Inc..............................   8,200     30,397
*   Capstone Mining Corp....................................  58,500     38,533
    Cascades, Inc...........................................  17,400    130,335
*   Celestica, Inc.(15101Q108)..............................  13,739    152,228
*   Celestica, Inc.(2263362)................................   2,300     25,472
    Centerra Gold, Inc......................................  21,761    128,334
*   Cequence Energy, Ltd....................................  27,500      7,161
    Cervus Equipment Corp...................................   1,000      8,655
    Chesswood Group, Ltd....................................   1,300     10,156

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                               SHARES  VALUE++
                                                               ------- --------
CANADA -- (Continued)
*   China Gold International Resources Corp., Ltd.............  35,100 $ 66,401
    Cogeco Communications, Inc................................     600   29,530
    Cogeco, Inc...............................................   1,200   48,335
    Corus Entertainment, Inc. Class B.........................  10,471  103,455
*   Crew Energy, Inc..........................................  24,600  104,192
*   Delphi Energy Corp........................................  28,000   20,373
*   Detour Gold Corp..........................................  21,762  569,030
    DH Corp...................................................   6,011  148,474
*   Dominion Diamond Corp.(257287102).........................   3,997   36,732
    Dominion Diamond Corp.(B95LX89)...........................   8,000   73,465
    Dorel Industries, Inc. Class B............................   6,200  178,784
*   Dundee Precious Metals, Inc...............................  13,100   39,431
    Eldorado Gold Corp........................................ 100,198  410,569
    Element Financial Corp....................................  17,700  190,062
    Empire Co., Ltd. Class A..................................  10,409  165,823
    Enbridge Income Fund Holdings, Inc........................  10,517  261,787
    Encana Corp...............................................  35,000  281,469
*   Endeavour Mining Corp.....................................   8,200  159,334
    Enerflex, Ltd.............................................   9,970   87,204
*   Energy Fuels, Inc.........................................   5,800   12,882
    Ensign Energy Services, Inc...............................  19,962  110,233
    Equitable Group, Inc......................................   1,000   41,550
*   Essential Energy Services Trust...........................  18,500   10,202
    Exchange Income Corp......................................     600   15,482
    Finning International, Inc................................  24,100  390,576
*   First Majestic Silver Corp................................  18,725  324,692
    First Quantum Minerals, Ltd...............................  71,838  621,186
*   Fortuna Silver Mines, Inc.................................  15,615  136,100
    Genworth MI Canada, Inc...................................   7,700  205,644
    Gibson Energy, Inc........................................  13,561  154,757
    GMP Capital, Inc..........................................   7,600   31,142
*   Gran Tierra Energy, Inc...................................  37,260  103,306
    Granite Oil Corp..........................................   3,100   17,000
*   Heroux-Devtek, Inc........................................   4,600   53,693
    Home Capital Group, Inc...................................   7,298  155,278
    Horizon North Logistics, Inc..............................  15,100   21,742
    HudBay Minerals, Inc......................................  25,408  126,685
    Hudson's Bay Co...........................................  12,400  155,849
*   IAMGOLD Corp..............................................  54,799  282,882
*   Imperial Metals Corp......................................   5,400   31,805
    Industrial Alliance Insurance & Financial Services,
      Inc.....................................................   8,300  270,172
*   Interfor Corp.............................................   6,200   68,617
*   Ithaca Energy, Inc........................................  61,500   44,748
*   Kinross Gold Corp......................................... 119,643  618,535
    Laurentian Bank of Canada.................................   6,100  226,172
*   Lightstream Resources, Ltd................................  32,000    2,451
    Linamar Corp..............................................     900   35,727
    Liquor Stores N.A., Ltd...................................   3,700   26,241
    Major Drilling Group International, Inc...................  13,400   76,460
    Mandalay Resources Corp...................................  53,311   46,139
    Maple Leaf Foods, Inc.....................................   4,600  104,708
    Martinrea International, Inc..............................  12,600   84,055
*   MEG Energy Corp...........................................   4,543   19,242

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
CANADA -- (Continued)
    Melcor Developments, Ltd...................................  1,300 $ 14,338
*   Merus Labs International, Inc.............................. 10,026   13,361
    Methanex Corp.(59151K108)..................................  2,896   81,146
    Methanex Corp.(2654416)....................................  2,300   64,509
*   Mitel Networks Corp........................................ 12,400   90,793
    Mullen Group, Ltd..........................................  1,838   22,101
    Nevsun Resources, Ltd...................................... 28,607   94,652
*   New Gold, Inc.............................................. 60,616  314,768
    North American Energy Partners, Inc........................  2,500    6,434
*   NuVista Energy, Ltd........................................ 20,100   97,448
    OceanaGold Corp............................................  8,928   32,275
    Osisko Gold Royalties, Ltd................................. 11,700  155,385
*   Painted Pony Petroleum, Ltd................................ 12,705   83,977
    Pan American Silver Corp................................... 22,998  448,810
*   Parex Resources, Inc....................................... 15,900  154,171
    Pengrowth Energy Corp...................................... 71,000  106,039
    Penn West Petroleum, Ltd................................... 27,000   34,121
*   Pine Cliff Energy, Ltd.....................................  2,500    1,666
    Pizza Pizza Royalty Corp...................................  3,600   41,579
    Precision Drilling Corp.................................... 48,100  205,198
*   Primero Mining Corp........................................ 21,600   49,134
    Reitmans Canada, Ltd. Class A..............................  5,800   19,546
*   Richmont Mines, Inc........................................  7,100   79,013
*   RMP Energy, Inc............................................ 12,500   10,914
    Rocky Mountain Dealerships, Inc............................  2,700   14,868
    Russel Metals, Inc.........................................  8,700  157,255
*   Sandstorm Gold, Ltd........................................ 17,283   98,087
    Sandvine Corp..............................................  4,664   11,645
*   Savanna Energy Services Corp............................... 16,400   18,967
    Secure Energy Services, Inc................................ 18,100  108,823
*   SEMAFO, Inc................................................  3,459   18,624
    ShawCor, Ltd...............................................  6,300  143,694
    Sherritt International Corp................................ 54,700   36,030
*   Sierra Wireless, Inc.......................................  6,100  108,390
*   Silver Standard Resources, Inc............................. 18,598  259,523
*   Spartan Energy Corp........................................ 24,636   61,890
    Sprott, Inc................................................ 20,200   38,214
    Stuart Olson, Inc..........................................  2,000   10,018
*   SunOpta, Inc............................................... 11,564   65,337
    Surge Energy, Inc.......................................... 29,600   52,596
    Tahoe Resources, Inc.(873868103)........................... 20,904  325,266
    Tahoe Resources, Inc.(B5B9KV1).............................  9,550  148,265
    Teck Resources, Ltd. Class B(2879327)...................... 48,198  768,200
    Teck Resources, Ltd. Class B(878742204).................... 17,841  284,207
*   Teranga Gold Corp.......................................... 54,000   45,495
*   Thompson Creek Metals Co., Inc............................. 32,500   18,171
    TMX Group, Ltd.............................................  4,647  207,320
    TORC Oil & Gas, Ltd........................................ 15,337   82,931
    Torstar Corp. Class B......................................  9,900   11,449
    Total Energy Services, Inc.................................  4,700   46,077
    TransAlta Corp............................................. 34,609  165,139
    Transcontinental, Inc. Class A............................. 11,500  165,676
    TransForce, Inc............................................  1,147   22,481

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
CANADA -- (Continued)
*   Trican Well Service, Ltd.............................    17,235 $    26,005
*   Trilogy Energy Corp..................................    12,400      53,469
    Trinidad Drilling, Ltd...............................    27,100      47,946
    Veresen, Inc.........................................    35,092     296,991
    Wajax Corp...........................................     2,100      22,694
    West Fraser Timber Co., Ltd..........................     2,800      96,203
    Western Energy Services Corp.........................     8,900      21,472
    Western Forest Products, Inc.........................    18,111      29,684
    WestJet Airlines, Ltd................................     2,556      45,026
    Whitecap Resources, Inc..............................    32,979     244,757
    Wi-Lan, Inc..........................................    24,899      45,387
*   Xtreme Drilling Corp.................................     8,400      15,505
    Yamana Gold, Inc.....................................   140,071     801,387
*   Yellow Pages, Ltd....................................     3,300      47,693
                                                                    -----------
TOTAL CANADA.............................................            19,058,076
                                                                    -----------
CHILE -- (0.3%)
    CAP SA...............................................    14,327      62,482
*   Cia Sud Americana de Vapores SA......................   986,754      17,982
*   Empresa Nacional de Telecomunicaciones SA............     5,815      57,292
    Gas Natural Chile SA.................................     2,149      11,479
    Gasco SA.............................................     2,149       5,515
    Grupo Security SA....................................    79,717      26,684
    Inversiones Aguas Metropolitanas SA..................    34,409      58,968
    Itau CorpBanca....................................... 9,079,195      79,052
*   Latam Airlines Group SA Sponsored ADR................    28,104     245,910
    Ripley Corp. SA......................................    59,454      37,517
    Salfacorp SA.........................................    22,155      16,921
    Sigdo Koppers SA.....................................    19,794      26,547
    Sociedad Matriz SAAM SA..............................   442,402      35,141
    Vina Concha y Toro SA................................    22,295      37,986
                                                                    -----------
TOTAL CHILE..............................................               719,476
                                                                    -----------
CHINA -- (5.7%)
    Agile Group Holdings, Ltd............................   252,000     144,640
#   Ajisen China Holdings, Ltd...........................    62,000      26,888
    AMVIG Holdings, Ltd..................................    64,000      22,565
*   Angang Steel Co., Ltd. Class H.......................   184,000      90,214
#*  Anton Oilfield Services Group........................   160,000      15,195
    Asia Cement China Holdings Corp......................    30,500       6,206
*   AVIC International Holding HK, Ltd...................   384,000      25,839
    AVIC International Holdings, Ltd. Class H............    46,000      27,113
    Bank of Chongqing Co., Ltd. Class H..................    61,500      45,942
    Baoye Group Co., Ltd. Class H........................    46,000      33,417
    Beijing Capital Land, Ltd. Class H...................   140,000      53,338
    Beijing Enterprises Holdings, Ltd....................    66,500     375,950
    Beijing North Star Co., Ltd. Class H.................   176,000      54,030
#*  Beijing Properties Holdings, Ltd.....................   258,000      16,316
    Beijing Urban Construction Design & Development
      Group Co., Ltd. Class H............................    17,000       9,222
    Belle International Holdings, Ltd....................   770,000     510,430
#   Boer Power Holdings, Ltd.............................    32,000      12,736
#   Bolina Holding Co., Ltd..............................    82,000      20,506

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                               SHARES  VALUE++
                                                               ------- --------
CHINA -- (Continued)
    Bosideng International Holdings, Ltd...................... 338,000 $ 28,344
    Bracell, Ltd..............................................  49,500   10,662
*   BYD Electronic International Co., Ltd..................... 131,500  100,278
    C C Land Holdings, Ltd.................................... 246,000   63,433
*   Capital Environment Holdings, Ltd......................... 412,000   15,985
    Central China Real Estate, Ltd............................ 135,000   26,461
    Central China Securities Co., Ltd. Class H................ 132,000   55,580
    Century Sunshine Group Holdings, Ltd...................... 300,000   12,206
*   CGN Meiya Power Holdings Co., Ltd......................... 138,000   20,361
    Changshouhua Food Co., Ltd................................  36,000   15,789
    Chaowei Power Holdings, Ltd...............................  37,000   23,958
    China Aerospace International Holdings, Ltd............... 418,000   53,488
*   China Agri-Industries Holdings, Ltd....................... 386,000  134,684
#   China All Access Holdings, Ltd............................ 102,000   32,215
    China Aoyuan Property Group, Ltd.......................... 252,000   53,017
    China BlueChemical, Ltd. Class H.......................... 328,000   65,733
    China Communications Services Corp., Ltd. Class H......... 350,000  190,354
    China Conch Venture Holdings, Ltd......................... 105,000  201,293
*   China Daye Non-Ferrous Metals Mining, Ltd................. 174,000    2,616
*   China Dynamics Holdings, Ltd.............................. 520,000   19,170
#   China Evergrande Group....................................  44,000   27,798
*   China Fiber Optic Network System Group, Ltd............... 344,000   28,471
    China Financial Services Holdings, Ltd.................... 244,000   18,923
#   China Foods, Ltd.......................................... 116,000   44,249
    China Galaxy Securities Co., Ltd. Class H................. 508,500  441,266
*   China Glass Holdings, Ltd.................................  94,000   12,509
*   China Greenland Rundong Auto Group, Ltd...................  28,000   12,638
    China Harmony New Energy Auto Holding, Ltd................ 111,000   62,480
    China High Speed Transmission Equipment Group Co., Ltd.... 135,000  105,641
    China Hongqiao Group, Ltd................................. 209,500  140,150
*   China Huiyuan Juice Group, Ltd............................ 110,500   38,210
    China Jinmao Holdings Group, Ltd.......................... 562,000  156,967
#   China Lesso Group Holdings, Ltd........................... 133,000   75,459
    China Machinery Engineering Corp. Class H.................  94,000   58,930
    China Merchants Holdings International Co., Ltd...........   4,582   13,477
#   China Modern Dairy Holdings, Ltd.......................... 325,000   42,805
    China National Building Material Co., Ltd. Class H........ 442,000  203,856
    China National Materials Co., Ltd. Class H................ 252,000   61,970
*   China Ocean Resources Co., Ltd............................   9,360   11,169
*   China Oil & Gas Group, Ltd................................ 580,000   42,713
*   China Overseas Grand Oceans Group, Ltd.................... 142,000   40,807
#*  China Precious Metal Resources Holdings Co., Ltd.......... 626,000   19,712
*   China Properties Group, Ltd...............................  48,000   10,462
    China Resources Cement Holdings, Ltd...................... 296,000  107,725
*   China Sanjiang Fine Chemicals Co., Ltd....................  60,000   13,281
    China SCE Property Holdings, Ltd.......................... 225,000   47,339
    China Shineway Pharmaceutical Group, Ltd..................  38,000   40,183
#   China Silver Group, Ltd................................... 108,000   25,692
#   China Singyes Solar Technologies Holdings, Ltd............  94,000   37,956
#   China South City Holdings, Ltd............................ 398,000   81,813
    China Southern Airlines Co., Ltd. Class H................. 222,000  146,387
*   China Taiping Insurance Holdings Co., Ltd................. 231,800  456,074
#*  China Traditional Chinese Medicine Holdings Co., Ltd...... 140,000   57,279

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                              SHARES   VALUE++
                                                             --------- --------
CHINA -- (Continued)
    China Travel International Investment Hong Kong, Ltd....   356,000 $101,220
    China Vast Industrial Urban Development Co., Ltd........    32,000   12,619
#*  China Water Industry Group, Ltd.........................   120,000   19,674
#*  China Yurun Food Group, Ltd.............................   166,000   24,242
    China ZhengTong Auto Services Holdings, Ltd.............   173,500   70,839
#   China Zhongwang Holdings, Ltd...........................   221,600   99,122
    Chongqing Machinery & Electric Co., Ltd. Class H........   186,000   20,406
    Chongqing Rural Commercial Bank Co., Ltd. Class H.......   393,000  206,820
    Chu Kong Shipping Enterprise Group Co., Ltd.............    78,000   20,959
    CIFI Holdings Group Co., Ltd............................   370,000   96,545
#   CIMC Enric Holdings, Ltd................................   106,000   42,217
*   CITIC Dameng Holdings, Ltd..............................   249,000   14,840
#*  CITIC Resources Holdings, Ltd...........................   260,000   27,934
*   Citychamp Watch & Jewellery Group, Ltd..................   160,000   33,466
    Clear Media, Ltd........................................    14,000   12,834
#   Comba Telecom Systems Holdings, Ltd.....................   245,630   39,713
    Concord New Energy Group, Ltd...........................   680,000   41,739
*   Coolpad Group, Ltd......................................   503,400   88,536
    Country Garden Holdings Co., Ltd........................   127,000   51,815
    CPMC Holdings, Ltd......................................    49,000   21,513
*   Da Ming International Holdings, Ltd.....................    78,000   23,627
    Dah Chong Hong Holdings, Ltd............................   144,000   71,035
    Dalian Port PDA Co., Ltd. Class H.......................   202,400   42,636
*   Daphne International Holdings, Ltd......................   120,000   15,499
#   Digital China Holdings, Ltd.............................   145,000  112,990
#   Dongyue Group, Ltd......................................   141,000   24,898
    Dynagreen Environmental Protection Group Co., Ltd.
      Class H...............................................    45,000   21,365
#   EVA Precision Industrial Holdings, Ltd..................   114,000    9,724
    Fantasia Holdings Group Co., Ltd........................   306,000   42,307
    Far East Horizon, Ltd...................................   283,000  223,180
    Fufeng Group, Ltd.......................................   141,000   48,826
    Future Land Development Holdings, Ltd...................   288,000   44,261
    GCL-Poly Energy Holdings, Ltd........................... 1,608,000  221,168
*   Glorious Property Holdings, Ltd.........................   463,000   42,479
    Goldlion Holdings, Ltd..................................    60,000   23,439
    Goldpac Group, Ltd......................................    38,000   10,558
#   GOME Electrical Appliances Holding, Ltd................. 2,026,000  246,262
#*  Greenland Hong Kong Holdings, Ltd.......................   176,000   53,034
*   Greentown China Holdings, Ltd...........................    99,500   72,367
    Guangdong Yueyun Transportation Co., Ltd. Class H.......    18,000   10,138
    Guangshen Railway Co., Ltd. Class H.....................    84,000   41,176
    Guangzhou R&F Properties Co., Ltd. Class H..............   138,800  210,638
*   Guodian Technology & Environment Group Corp., Ltd.
      Class H...............................................   101,000    5,813
*   Haichang Ocean Park Holdings, Ltd.......................    68,000   13,801
    Harbin Bank Co., Ltd. Class H...........................    35,000    9,481
    Harbin Electric Co., Ltd. Class H.......................    88,000   40,648
*   Hengdeli Holdings, Ltd..................................   288,000   29,770
*   Hi Sun Technology China, Ltd............................   213,000   35,376
#   Hilong Holding, Ltd.....................................    95,000   12,944
*   Honghua Group, Ltd......................................   353,000   17,164
    Hopson Development Holdings, Ltd........................   102,000   93,350
#   Hua Han Health Industry Holdings, Ltd...................   764,000   70,149
*   Huabao International Holdings, Ltd......................   267,000   95,929

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                              SHARES   VALUE++
                                                             --------- --------
CHINA -- (Continued)
    Huaneng Renewables Corp., Ltd. Class H..................   492,000 $157,945
    Huishang Bank Corp., Ltd. Class H.......................   158,000   74,637
    Hydoo International Holding, Ltd........................    92,000   11,039
    Intime Retail Group Co., Ltd............................   197,000  155,494
    Jiangnan Group, Ltd.....................................   280,000   49,173
    Jiangxi Copper Co., Ltd. Class H........................   152,000  174,698
    Ju Teng International Holdings, Ltd.....................   100,000   31,832
    Kangda International Environmental Co., Ltd.............    69,000   13,948
*   Kasen International Holdings, Ltd.......................   136,000   24,719
    Kingboard Chemical Holdings, Ltd........................    99,000  213,905
    Kingboard Laminates Holdings, Ltd.......................   107,000   68,242
#   Kunlun Energy Co., Ltd..................................   476,000  361,999
    KWG Property Holding, Ltd...............................   199,500  123,775
    Le Saunda Holdings, Ltd.................................    46,000    9,146
    Lee & Man Paper Manufacturing, Ltd......................   209,000  161,617
*   Lianhua Supermarket Holdings Co., Ltd. Class H..........    74,000   29,605
    Logan Property Holdings Co., Ltd........................   142,000   54,225
    Longfor Properties Co., Ltd.............................   189,000  258,857
    Lonking Holdings, Ltd...................................   340,000   50,531
*   Maanshan Iron & Steel Co., Ltd. Class H.................   144,000   32,225
    Maoye International Holdings, Ltd.......................   188,000   17,728
*   MIE Holdings Corp.......................................   128,000   11,775
    Minmetals Land, Ltd.....................................   170,000   20,868
#*  MMG, Ltd................................................   164,000   39,432
    New World Department Store China, Ltd...................   124,000   15,856
    Nine Dragons Paper Holdings, Ltd........................   249,000  198,511
#*  North Mining Shares Co., Ltd............................   930,000   21,014
    NVC Lighting Holdings, Ltd..............................   115,000   12,462
*   Optics Valley Union Holding Co, Ltd.....................   104,000   10,617
    Overseas Chinese Town Asia Holdings, Ltd................    50,000   16,804
*   Ozner Water International Holding, Ltd..................   117,000   20,121
    Parkson Retail Group, Ltd...............................   179,500   15,547
    Poly Culture Group Corp., Ltd. Class H..................     8,900   23,111
#*  Poly Property Group Co., Ltd............................   334,000   90,239
*   Pou Sheng International Holdings, Ltd...................   242,000   69,083
    Powerlong Real Estate Holdings, Ltd.....................   210,000   47,485
*   PW Medtech Group, Ltd...................................   114,000   29,625
    Qingdao Port International Co., Ltd. Class H............    28,000   12,808
    Qinhuangdao Port Co., Ltd. Class H......................   105,500   25,741
#*  Renhe Commercial Holdings Co., Ltd...................... 2,154,000   54,832
#*  Sany Heavy Equipment International Holdings Co., Ltd....   111,000   18,086
#*  Semiconductor Manufacturing International Corp..........   238,000   19,295
    Shandong Chenming Paper Holdings, Ltd. Class H..........    62,000   52,023
    Shandong Weigao Group Medical Polymer Co., Ltd.
      Class H...............................................    56,000   31,312
    Shanghai Industrial Holdings, Ltd.......................    76,000  178,246
#   Shanghai Industrial Urban Development Group, Ltd........   312,000   70,529
    Shanghai Jin Jiang International Hotels Group Co., Ltd.
      Class H...............................................   128,000   41,927
    Shanghai Prime Machinery Co., Ltd. Class H..............   150,000   22,090
    Shenguan Holdings Group, Ltd............................   186,000   15,377
    Shenzhen International Holdings, Ltd....................   167,470  244,019
    Shenzhen Investment, Ltd................................   482,000  196,780
    Shimao Property Holdings, Ltd...........................   212,500  278,257
*   Shougang Concord International Enterprises Co., Ltd.....   564,000   16,468

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                              SHARES   VALUE++
                                                             --------- --------
CHINA -- (Continued)
    Shougang Fushan Resources Group, Ltd....................   424,000 $ 75,544
#   Shui On Land, Ltd.......................................   610,000  164,734
*   Shunfeng International Clean Energy, Ltd................   238,000   30,200
    Sihuan Pharmaceutical Holdings Group, Ltd...............   594,000  134,574
#*  Sino Oil And Gas Holdings, Ltd.......................... 2,140,000   64,681
    Sino-Ocean Land Holdings, Ltd...........................   517,000  219,072
#   Sinofert Holdings, Ltd..................................   450,000   53,496
    Sinopec Kantons Holdings, Ltd...........................   136,000   70,869
    Sinotrans, Ltd. Class H.................................   279,000  128,029
    Sinotruk Hong Kong, Ltd.................................    84,500   37,778
#   SITC International Holdings Co., Ltd....................    27,000   15,997
    Skyworth Digital Holdings, Ltd..........................   282,000  211,214
    SOHO China, Ltd.........................................   296,000  136,874
*   Sound Global, Ltd.......................................    47,000   18,053
    Springland International Holdings, Ltd..................   154,000   19,095
*   SRE Group, Ltd..........................................   962,000   28,027
    Sunac China Holdings, Ltd...............................   300,000  188,854
    Sunshine 100 China Holdings, Ltd........................    53,000   22,410
    TCC International Holdings, Ltd.........................   250,000   43,658
    Technovator International, Ltd..........................    50,000   21,353
    Tenwow International Holdings, Ltd......................    59,000   16,379
    Texhong Textile Group, Ltd..............................    38,000   50,713
    Tian Shan Development Holdings, Ltd.....................    62,000   23,263
    Tiangong International Co., Ltd.........................   156,000   11,692
#   Tianjin Port Development Holdings, Ltd..................   276,000   41,030
    Tianneng Power International, Ltd.......................    46,000   31,726
*   Tianyi Summi Holdings, Ltd..............................   148,000   13,370
    Top Spring International Holdings, Ltd..................    49,500   16,039
    TPV Technology, Ltd.....................................   168,000   32,792
    Trigiant Group, Ltd.....................................   120,000   19,522
    Truly International Holdings, Ltd.......................   236,000  128,750
#*  United Energy Group, Ltd................................   174,000    6,781
    Universal Health International Group Holding, Ltd.......    64,000    3,431
#   V1 Group, Ltd...........................................   382,000   19,516
#   Wasion Group Holdings, Ltd..............................    78,000   44,277
    Weichai Power Co., Ltd. Class H.........................    59,000   70,950
    Welling Holding, Ltd....................................   142,000   26,628
#*  West China Cement, Ltd..................................   248,000   23,387
*   Wuzhou International Holdings, Ltd......................   200,000   20,115
    Xiamen International Port Co., Ltd. Class H.............   120,000   23,112
#*  Xinchen China Power Holdings, Ltd.......................    97,000   13,922
    Xingda International Holdings, Ltd......................   122,000   31,370
*   Xinhua Winshare Publishing and Media Co., Ltd.
      Class H...............................................    63,000   67,192
#   XTEP International Holdings, Ltd........................    73,500   37,889
*   Yanchang Petroleum International, Ltd................... 1,200,000   30,867
    Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co.
      Class H...............................................    19,000   22,811
    Yanzhou Coal Mining Co., Ltd. Class H...................   298,000  183,978
    Yingde Gases Group Co., Ltd.............................   164,500   58,649
    Yip's Chemical Holdings, Ltd............................    28,000   10,814
    Youyuan International Holdings, Ltd.....................    45,000   12,716
*   Yuanda China Holdings, Ltd..............................   150,000    4,502
    Yuexiu Property Co., Ltd................................   986,000  127,392
    Yuzhou Properties Co., Ltd..............................   240,000   70,859

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------ -----------
CHINA -- (Continued)
    Zhengzhou Coal Mining Machinery Group Co., Ltd.
      Class H............................................... 30,800 $    12,725
    Zhongsheng Group Holdings, Ltd.......................... 84,500      52,184
                                                                    -----------
TOTAL CHINA.................................................         15,425,185
                                                                    -----------
COLOMBIA -- (0.0%)
    Almacenes Exito SA...................................... 20,406      93,057
    Grupo Nutresa SA........................................  2,382      19,568
                                                                    -----------
TOTAL COLOMBIA..............................................            112,625
                                                                    -----------
DENMARK -- (1.3%)
    Alm Brand A.S........................................... 18,735     126,887
*   Bang & Olufsen A.S......................................  1,814      19,913
    BankNordik P/F..........................................    655      12,170
    Brodrene Hartmann A.S...................................    355      15,427
*   D/S Norden A.S..........................................  3,483      52,136
    DFDS A.S................................................  4,565     208,650
    FLSmidth & Co. A.S......................................  6,521     262,212
    GN Store Nord A.S....................................... 12,167     229,802
*   H+H International A.S. Class B..........................  1,306      14,142
    ISS A.S................................................. 11,479     442,761
    Jyske Bank A.S..........................................  8,345     346,997
    Matas A.S...............................................  3,479      61,417
    NKT Holding A.S.........................................  3,419     176,513
    Nordjyske Bank A.S......................................  1,138      15,729
    Per Aarsleff Holding A.S................................  2,980      69,899
    Ringkjoebing Landbobank A.S.............................    562     116,595
    Rockwool International A.S. Class A.....................    381      71,880
    Rockwool International A.S. Class B.....................    948     179,491
    RTX A.S.................................................    996      18,491
*   Santa Fe Group A.S......................................  1,915      17,430
    Schouw & Co.............................................  2,455     142,462
    Solar A.S. Class B......................................    686      35,093
    Spar Nord Bank A.S...................................... 10,205      84,394
    Sydbank A.S.............................................  9,644     258,981
    TDC A.S................................................. 86,793     456,960
*   TK Development A.S...................................... 11,092      12,585
*   Topdanmark A.S..........................................  3,318      82,274
                                                                    -----------
TOTAL DENMARK...............................................          3,531,291
                                                                    -----------
FINLAND -- (2.0%)
    Aktia Bank Oyj..........................................  2,322      22,609
    Alma Media Oyj..........................................  1,300       6,144
    Amer Sports Oyj.........................................    495      14,053
    Aspo Oyj................................................  1,563      11,919
    Atria Oyj...............................................  1,348      13,487
    Bittium Oyj.............................................  3,810      24,508
    Cargotec Oyj Class B....................................  5,496     246,487
    Cramo Oyj...............................................  3,962      93,588
*   Finnair Oyj............................................. 10,270      53,830
    Fiskars Oyj Abp.........................................  3,501      70,983
    HKScan Oyj Class A......................................  4,896      17,352
    Kemira Oyj.............................................. 17,196     226,171

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
FINLAND -- (Continued)
    Kesko Oyj Class A........................................    572 $   23,498
    Kesko Oyj Class B........................................  9,007    401,570
    Metsa Board Oyj.......................................... 34,502    201,694
    Metso Oyj................................................ 10,554    292,862
    Neste Oyj................................................ 17,647    669,695
    Nokian Renkaat Oyj.......................................  5,458    202,901
    Olvi Oyj Class A.........................................    164      4,780
*   Outokumpu Oyj............................................ 26,716    153,795
#*  Outotec Oyj..............................................  6,827     33,044
    PKC Group Oyj............................................  1,994     36,882
    Raisio Oyj Class V....................................... 14,254     65,640
    Ramirent Oyj.............................................  6,097     51,682
    Sanoma Oyj............................................... 12,729    102,197
    SRV Group OYJ............................................  1,219      5,825
*   Stockmann Oyj Abp Class A................................  1,609     10,725
*   Stockmann Oyj Abp Class B................................  5,888     39,355
    Stora Enso Oyj Class R................................... 70,796    643,145
    Teleste Oyj..............................................  2,184     21,222
    UPM-Kymmene Oyj.......................................... 72,885  1,503,070
    Vaisala Oyj Class A......................................  1,411     51,120
    Valmet Oyj...............................................  9,454    123,518
    YIT Oyj.................................................. 12,604     85,573
                                                                     ----------
TOTAL FINLAND................................................         5,524,924
                                                                     ----------
FRANCE -- (3.9%)
    Accor SA.................................................  4,661    195,129
    Actia Group..............................................  1,673     10,856
    Albioma SA...............................................  2,223     38,307
    Arkema SA................................................  9,229    788,287
    Assystem.................................................    933     25,653
    Atos SE..................................................  5,086    498,558
    Aubay....................................................  1,134     29,262
    Axway Software SA........................................    705     19,302
    Beneteau SA..............................................  2,133     21,413
*   Bigben Interactive.......................................  2,794     16,707
    Bonduelle SCA............................................  2,221     57,366
#   Bourbon Corp.............................................  3,531     41,748
    Burelle SA...............................................     83     77,562
    Casino Guichard Perrachon SA.............................  7,604    412,126
*   Cegedim SA...............................................    423     12,355
    Cegid Group SA...........................................    520     35,609
#*  CGG SA...................................................  1,238     29,583
    Chargeurs SA.............................................  3,609     46,552
    Cie des Alpes............................................  1,197     23,743
    CNP Assurances........................................... 21,929    335,039
*   Coface SA................................................ 11,120     56,621
    Derichebourg SA.......................................... 12,840     41,815
    Devoteam SA..............................................    802     40,512
    Eiffage SA...............................................  6,497    499,524
    Elior Participations SCA.................................  3,767     82,229
*   Eramet...................................................    890     31,271
*   Esso SA Francaise........................................    472     20,484
*   Etablissements Maurel et Prom............................ 19,774     63,322

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
FRANCE -- (Continued)
    Euler Hermes Group.........................................  1,469 $121,493
    Exel Industries Class A....................................    324   27,327
    Faiveley Transport SA......................................    155   16,035
    Faurecia...................................................  6,798  268,118
    Fleury Michon SA...........................................    176   11,615
*   Futuren SA................................................. 22,288   17,464
    GL Events..................................................  1,067   20,178
    Groupe Crit................................................    466   31,261
*   Groupe Fnac SA.............................................  1,484   91,397
    Groupe Open................................................    766   16,260
    Guerbet....................................................    340   22,893
    Haulotte Group SA..........................................  2,092   32,582
    Havas SA................................................... 22,175  186,723
    Imerys SA..................................................  4,687  332,702
    Interparfums SA............................................  1,503   39,488
    IPSOS......................................................  4,385  144,419
    Jacquet Metal Service......................................  1,998   30,713
    Korian SA..................................................  5,337  189,049
    Lagardere SCA.............................................. 15,859  405,138
    Laurent-Perrier............................................      5      397
    Le Noble Age...............................................    433   14,894
    Les Nouveaux Constructeurs SA..............................    630   19,217
    Linedata Services..........................................    407   18,362
    LISI.......................................................  2,268   61,626
    Manitou BF SA..............................................    423    6,879
    Manutan International......................................    385   23,526
    Mersen.....................................................  1,692   27,827
    MGI Coutier................................................  1,706   39,488
    Mr Bricolage...............................................    841   11,980
*   Naturex....................................................    133   11,154
    Neopost SA.................................................  3,683  102,269
*   Nexans SA..................................................  6,234  314,609
    Nexity SA..................................................  4,897  260,494
*   NRJ Group..................................................    102    1,074
#*  Onxeo SA...................................................  3,643   12,631
*   Parrot SA..................................................  1,229   19,107
*   Pierre & Vacances SA.......................................    790   37,488
    Plastivaloire..............................................    209   24,306
    PSB Industries SA..........................................    290   14,430
    Rallye SA..................................................  3,853   66,975
    Rexel SA................................................... 43,153  641,764
    Rothschild & Co............................................  2,478   61,793
    Savencia SA................................................  1,013   65,902
    SCOR SE.................................................... 23,193  677,552
    Seche Environnement SA.....................................    323   11,303
*   Sequana SA.................................................  7,954   15,548
*   Societe des Bains de Mer et du Cercle des Etrangers a
      Monaco...................................................    669   22,907
    Sopra Steria Group.........................................  1,971  231,483
    Stef SA....................................................    338   26,451
    STMicroelectronics NV...................................... 87,664  641,033
    Sword Group................................................    907   24,178
    Synergie SA................................................  1,093   36,292
    Tarkett SA.................................................  2,198   70,839

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------ -----------
FRANCE -- (Continued)
    Technip SA.............................................. 15,411 $   864,056
    Television Francaise 1.................................. 15,664     151,470
    Tessi SA................................................    159      23,872
    TFF Group...............................................     52       5,009
    Thermador Groupe........................................    112      10,354
    Total Gabon.............................................     66       9,586
    Trigano SA..............................................    816      48,341
*   Vallourec SA............................................ 29,932     109,091
    Vetoquinol SA...........................................    346      15,321
    Vicat SA................................................  2,387     142,566
    Vilmorin & Cie SA.......................................    913      60,494
    Vranken-Pommery Monopole SA.............................    634      15,379
                                                                    -----------
TOTAL FRANCE................................................         10,627,107
                                                                    -----------
GERMANY -- (4.5%)
    Aareal Bank AG.......................................... 10,626     349,131
    Adler Modemaerkte AG....................................  1,247      10,776
*   ADVA Optical Networking SE..............................  6,515      58,374
*   AIXTRON SE..............................................  6,680      41,938
    Allgeier SE.............................................  1,181      21,557
    Aurubis AG..............................................  9,473     492,234
    Axel Springer SE........................................  5,619     307,963
    Bauer AG................................................  1,881      25,998
    BayWa AG................................................  1,668      52,773
    Bijou Brigitte AG.......................................    546      35,181
*   Bilfinger SE............................................  4,029     122,667
    Biotest AG..............................................  1,132      20,970
    Borussia Dortmund GmbH & Co. KGaA....................... 13,117      57,926
    CENTROTEC Sustainable AG................................  1,661      26,211
    Cewe Stiftung & Co. KGAA................................    872      68,956
    Comdirect Bank AG.......................................  3,911      40,557
    CropEnergies AG.........................................  2,229      12,870
    Deutsche Lufthansa AG................................... 32,470     385,960
    Deutz AG................................................ 16,726      77,109
*   Dialog Semiconductor P.L.C..............................  6,653     218,162
    DMG Mori AG............................................. 10,081     481,212
    Dr Hoenle AG............................................    568      15,720
    Draegerwerk AG & Co. KGaA...............................    389      22,185
    Eckert & Ziegler AG.....................................    633      14,998
    Elmos Semiconductor AG..................................  2,007      25,031
    ElringKlinger AG........................................  3,781      68,958
*   Euromicron AG...........................................    489       4,620
*   Evotec AG............................................... 13,509      61,812
*   First Sensor AG.........................................  1,003      12,374
    Fraport AG Frankfurt Airport Services Worldwide.........  5,468     299,050
    Freenet AG..............................................  8,793     245,526
    Gerry Weber International AG............................  2,692      32,799
    Gesco AG................................................    133      10,378
    GFK SE..................................................  1,884      72,239
    Grammer AG..............................................  2,557     122,982
*   H&R AG..................................................  1,674      28,076
    Hamburger Hafen und Logistik AG.........................  2,985      47,695
#*  Heidelberger Druckmaschinen AG.......................... 38,683     111,300

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
GERMANY -- (Continued)
    Hella KGaA Hueck & Co......................................  2,251 $ 82,165
*   HolidayCheck Group AG......................................  3,457    8,882
    Hornbach Baumarkt AG.......................................  1,013   28,773
    Indus Holding AG...........................................  2,730  135,361
    Init Innovation In Traffic Systems AG......................    622   10,788
    Isra Vision AG.............................................    533   48,057
    IVU Traffic Technologies AG................................  2,498    9,076
    Jenoptik AG................................................  8,878  152,243
    K+S AG..................................................... 17,364  362,943
    KION Group AG..............................................  8,348  457,754
*   Kloeckner & Co. SE......................................... 21,008  281,662
*   Koenig & Bauer AG..........................................  1,814  100,435
*   Kontron AG.................................................  7,202   21,178
    KSB AG.....................................................     44   18,439
    KWS Saat SE................................................    322  102,775
    Lanxess AG................................................. 11,884  561,513
    Leifheit AG................................................    386   24,987
    Leoni AG...................................................  4,485  165,935
*   LPKF Laser & Electronics AG................................  2,992   23,086
*   Manz AG....................................................    268    9,322
*   Mediclin AG................................................  5,270   31,546
*   Medigene AG................................................  2,071   16,961
    Metro AG................................................... 11,038  355,129
    MLP AG.....................................................  2,291    8,862
    OHB SE.....................................................    519   10,757
    Osram Licht AG............................................. 10,639  553,518
*   Patrizia Immobilien AG.....................................  3,173   80,132
    Pfeiffer Vacuum Technology AG..............................    242   25,033
    PNE Wind AG................................................  5,875   13,950
    Puma SE....................................................    344   85,736
    QSC AG..................................................... 16,042   26,491
    Rheinmetall AG.............................................  8,438  591,182
    RHOEN-KLINIKUM AG..........................................  3,892  114,698
    RIB Software AG............................................  2,777   31,087
*   RWE AG..................................................... 53,047  943,554
    S&T AG.....................................................  2,246   19,705
    SAF-Holland SA.............................................  5,511   66,526
    Salzgitter AG..............................................  8,377  261,412
#*  SGL Carbon SE..............................................  3,453   42,094
    SHW AG.....................................................    299    8,364
    Sixt SE....................................................  2,096  112,163
    SMA Solar Technology AG....................................    346   17,437
    Softing AG.................................................  1,101   12,741
    Software AG................................................  7,040  284,056
    Stada Arzneimittel AG......................................  8,547  461,357
    Suedzucker AG.............................................. 11,845  296,406
*   Suess MicroTec AG..........................................  3,387   22,753
    Surteco SE.................................................    719   16,316
    TAG Immobilien AG..........................................  2,590   36,873
    Takkt AG...................................................  4,536  108,928
*   Talanx AG..................................................  7,662  230,447
    Technotrans AG.............................................    890   17,768
*   Tom Tailor Holding AG......................................  1,423    5,643

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
GERMANY -- (Continued)
    VERBIO Vereinigte BioEnergie AG......................     4,422 $    25,016
*   Vossloh AG...........................................     1,623     100,263
    VTG AG...............................................     2,005      56,515
    Wacker Chemie AG.....................................     1,817     169,374
    Wacker Neuson SE.....................................     4,244      75,812
*   Wincor Nixdorf AG....................................     1,501      83,056
    Zeal Network SE......................................       365      14,427
                                                                    -----------
TOTAL GERMANY............................................            12,143,730
                                                                    -----------
HONG KONG -- (2.1%)
*   13 Holdings, Ltd. (The)..............................    35,500      13,950
    Agritrade Resources, Ltd.............................    65,000      12,249
    Allied Group, Ltd....................................    12,000      61,125
    Allied Properties HK, Ltd............................   290,000      59,261
    APT Satellite Holdings, Ltd..........................    55,000      37,861
    Asia Financial Holdings, Ltd.........................    32,000      16,773
    Associated International Hotels, Ltd.................    12,000      33,265
*   AVIC Joy Holdings HK, Ltd............................   400,000       9,346
    Bonjour Holdings, Ltd................................   134,000       5,883
#   Cathay Pacific Airways, Ltd..........................    70,000     113,842
    Century City International Holdings, Ltd.............   224,000      14,289
    Cheuk Nang Holdings, Ltd.............................    32,522      25,010
    Cheung Wo International Holdings, Ltd................    90,000       2,830
    Chevalier International Holdings, Ltd................    20,000      32,326
*   China Chuanglian Education Group, Ltd................   232,000       5,429
*   China Energy Development Holdings, Ltd...............   690,000       8,837
*   China Environmental Energy Investment, Ltd...........   640,000       8,436
    China Flavors & Fragrances Co., Ltd..................    52,000      16,594
    China Metal International Holdings, Inc..............    38,000      11,766
    Chow Sang Sang Holdings International, Ltd...........    44,000      86,337
    Chuang's Consortium International, Ltd...............   180,000      34,390
    CITIC Telecom International Holdings, Ltd............   185,000      69,737
    CK Life Sciences Int'l Holdings, Inc.................   344,000      31,088
*   Crocodile Garments...................................    69,000       7,398
    CSI Properties, Ltd..................................   870,000      33,127
    CW Group Holdings, Ltd...............................    52,000      13,865
    Dah Sing Banking Group, Ltd..........................    60,400     113,287
    Dah Sing Financial Holdings, Ltd.....................    20,400     136,886
    Eagle Nice International Holdings, Ltd...............    44,000      10,730
    Emperor International Holdings, Ltd..................   270,000      61,672
*   Emperor Watch & Jewellery, Ltd.......................   360,000      10,606
*   eSun Holdings, Ltd...................................   132,000      13,125
    Far East Consortium International, Ltd...............   154,803      53,740
    FIH Mobile, Ltd......................................   321,000     109,394
    First Pacific Co., Ltd...............................   268,000     208,433
    First Shanghai Investments, Ltd......................    88,000      13,783
    Fountain SET Holdings, Ltd...........................   142,000      16,682
    G-Resources Group, Ltd............................... 3,294,000      57,886
#*  GCL New Energy Holdings, Ltd.........................   920,000      39,855
#*  Get Nice Financial Group, Ltd........................    29,050       4,013
#   Get Nice Holdings, Ltd............................... 1,162,000      39,819
*   Global Brands Group Holding, Ltd.....................   674,000      59,212
    Glorious Sun Enterprises, Ltd........................   120,000      14,705

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                              SHARES   VALUE++
                                                             --------- --------
HONG KONG -- (Continued)
    Haitong International Securities Group, Ltd.............   164,000 $ 99,307
    Hang Lung Group, Ltd....................................   125,000  405,042
    Hanison Construction Holdings, Ltd......................    47,877    7,746
    Hanny Holdings, Ltd.(BYYCZY8)...........................    69,000    2,935
    Hanny Holdings, Ltd.(BYYCZY8)...........................   552,000   23,560
    Harbour Centre Development, Ltd.........................    17,000   29,838
    Hon Kwok Land Investment Co., Ltd.......................    54,000   21,442
    Hong Kong Aircraft Engineering Co., Ltd.................     2,800   18,261
    Hongkong & Shanghai Hotels, Ltd. (The)..................    66,500   71,183
    Hopewell Holdings, Ltd..................................    67,500  223,580
#   Hsin Chong Group Holding, Ltd...........................   228,000   19,930
    Hutchison Telecommunications Hong Kong Holdings, Ltd....   180,000   65,952
*   International Standard Resources Holdings, Ltd..........   420,000    6,013
    IPE Group, Ltd..........................................    75,000   16,268
    IT, Ltd.................................................    40,000   12,229
    Johnson Electric Holdings, Ltd..........................    43,000  108,205
    K Wah International Holdings, Ltd.......................    33,000   16,704
    Kerry Logistics Network, Ltd............................    68,500   98,031
    Kerry Properties, Ltd...................................    95,000  260,529
    Kingmaker Footwear Holdings, Ltd........................    74,000   18,337
*   Ko Yo Chemical Group, Ltd...............................   204,000    2,931
    Kowloon Development Co., Ltd............................    77,000   71,780
    Lai Sun Development Co., Ltd............................ 2,475,000   44,767
    Lai Sun Garment International, Ltd......................   301,000   49,297
*   Landing International Development, Ltd.................. 1,600,000   31,375
    Li & Fung, Ltd..........................................    30,000   15,031
*   Lifestyle China Group, Ltd..............................    41,000    8,191
    Lifestyle International Holdings, Ltd...................    41,000   57,906
*   Lisi Group Holdings, Ltd................................   382,000   30,546
    Liu Chong Hing Investment, Ltd..........................    14,000   17,446
#   Luk Fook Holdings International, Ltd....................    41,000  104,245
#*  Macau Legend Development, Ltd...........................   192,000   27,082
*   Man Sang International, Ltd.............................   150,000   12,014
    Melco International Development, Ltd....................    24,000   24,683
#*  Midland Holdings, Ltd...................................    76,000   23,546
#   Miramar Hotel & Investment..............................    21,000   36,308
    Newocean Energy Holdings, Ltd...........................   124,000   36,860
*   Orange Sky Golden Harvest Entertainment Holdings,
      Ltd...................................................   160,000    7,963
    Orient Overseas International, Ltd......................    30,000  106,505
*   Pacific Andes International Holdings, Ltd...............   668,000    9,428
#*  Pacific Basin Shipping, Ltd.............................   360,000   39,980
    Paliburg Holdings, Ltd..................................    86,000   24,924
*   Paradise Entertainment, Ltd.............................    28,000    4,252
    Pico Far East Holdings, Ltd.............................   100,000   30,977
    Playmates Holdings, Ltd.................................    24,000   30,364
    Polytec Asset Holdings, Ltd.............................   325,000   19,701
    PYI Corp., Ltd..........................................   560,000   11,293
    Regal Hotels International Holdings, Ltd................    68,000   33,338
    SEA Holdings, Ltd.......................................    20,000   48,024
*   SEEC Media Group, Ltd...................................   660,000    7,671
    Shangri-La Asia, Ltd....................................   206,000  221,640
#   Shenwan Hongyuan HK, Ltd................................    65,000   32,459
    Shun Tak Holdings, Ltd..................................   388,000  125,942

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES   VALUE++
                                                          ------- ----------
HONG KONG -- (Continued)
    Singamas Container Holdings, Ltd..................... 144,000 $   13,385
    Sitoy Group Holdings, Ltd............................  30,000      9,819
#   SJM Holdings, Ltd.................................... 246,000    154,214
*   SOCAM Development, Ltd...............................  28,000     13,202
    Soundwill Holdings, Ltd..............................   8,500     13,471
*   South China Holdings Co., Ltd........................ 152,000     10,915
#   Stella International Holdings, Ltd...................  28,500     48,804
    Sun Hung Kai & Co., Ltd..............................  73,000     43,007
    Tao Heung Holdings, Ltd..............................  39,000      8,833
    Television Broadcasts, Ltd...........................  37,700    127,990
#   Texwinca Holdings, Ltd...............................  68,000     53,536
    Transport International Holdings, Ltd................  26,800     73,967
#*  Trinity, Ltd......................................... 118,000      9,153
*   TSC Group Holdings, Ltd..............................  50,000      6,851
    Tsui Wah Holdings, Ltd...............................  58,000     10,916
*   United Laboratories International Holdings, Ltd.
      (The)..............................................  90,000     35,285
#*  United Photovoltaics Group, Ltd...................... 304,000     22,459
    Upbest Group, Ltd....................................  48,000     13,610
    Varitronix International, Ltd........................  44,000     19,299
    Victory City International Holdings, Ltd............. 266,000     11,846
    VST Holdings, Ltd.................................... 102,000     24,357
    Wing On Co. International, Ltd.......................  20,000     58,713
#*  Xinyi Automobile Glass Hong Kong Enterprises, Ltd....  29,250      5,014
#   Xinyi Glass Holdings, Ltd............................ 234,000    179,090
                                                                  ----------
TOTAL HONG KONG..........................................          5,570,139
                                                                  ----------
INDIA -- (3.5%)
    Aarti Industries.....................................   1,786     14,837
    Aban Offshore, Ltd...................................   4,866     16,176
    Adani Enterprises, Ltd...............................  35,952     43,317
    Adani Ports and Special Economic Zone, Ltd...........  20,256     70,432
*   Adani Power, Ltd..................................... 113,843     47,673
*   Adani Transmissions, Ltd.............................  32,395     18,954
*   Aditya Birla Fashion and Retail, Ltd.................  28,844     62,356
    Aditya Birla Nuvo, Ltd...............................   5,547    118,262
    Allahabad Bank.......................................  31,594     36,619
    Allcargo Logistics, Ltd..............................  10,423     33,196
    Anant Raj, Ltd.......................................  24,606     21,054
    Andhra Bank..........................................  15,328     13,840
    Apar Industries, Ltd.................................   1,626     14,270
    Apollo Tyres, Ltd....................................  41,334    102,122
    Arvind, Ltd..........................................  18,888     86,511
    Ashoka Buildcon, Ltd.................................   4,913     11,645
    Bajaj Electricals, Ltd...............................   7,555     30,334
    Bajaj Finserv, Ltd...................................   5,258    214,470
*   Bajaj Hindusthan Sugar, Ltd..........................  39,744     11,931
    Bajaj Holdings and Investment, Ltd...................   1,435     38,853
    Balkrishna Industries, Ltd...........................   4,253     46,101
    Balmer Lawrie & Co., Ltd.............................   1,407     13,217
*   Balrampur Chini Mills, Ltd...........................  12,321     24,294
    Bank of Baroda.......................................  71,919    163,612
*   Bank of India........................................  40,129     67,145
    Bannari Amman Sugars, Ltd............................     400     11,550

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
INDIA -- (Continued)
    BEML, Ltd.................................................   1,599 $ 24,237
    Bharat Heavy Electricals, Ltd.............................  36,273   79,288
    Bharti Retail DM2.........................................  11,207   21,925
    Biocon, Ltd...............................................   5,817   72,112
    Birla Corp., Ltd..........................................   2,820   23,693
    Bombay Dyeing & Manufacturing Co., Ltd....................   7,230    5,056
    Cairn India, Ltd..........................................  30,919   89,757
    Canara Bank...............................................  17,350   65,013
    Ceat, Ltd.................................................   2,540   32,818
    Century Textiles & Industries, Ltd........................   5,963   62,343
    Chambal Fertilizers and Chemicals, Ltd....................  29,997   28,907
    Chennai Super Kings Cricket, Ltd..........................  33,314      420
    Cholamandalam Investment and Finance Co., Ltd.............   4,941   80,624
    City Union Bank, Ltd......................................  17,998   34,720
    Coromandel International, Ltd.............................  11,341   43,287
*   Corp. Bank................................................   6,059    3,761
    Cox & Kings, Ltd..........................................   7,612   21,817
*   Crompton Greaves Consumer Electricals, Ltd................  38,441   90,041
*   Crompton Greaves, Ltd.....................................  38,441   45,471
    Cyient, Ltd...............................................   7,863   58,520
    Dalmia Bharat, Ltd........................................   2,296   49,657
*   DCB Bank, Ltd.............................................  19,691   32,717
    DCM Shriram, Ltd..........................................   5,770   20,467
    Deepak Fertilisers & Petrochemicals Corp., Ltd............   4,967   12,277
    Delta Corp., Ltd..........................................  11,121   16,108
*   DEN Networks, Ltd.........................................   6,479    8,414
*   Dena Bank.................................................  26,714   15,512
    Dewan Housing Finance Corp., Ltd..........................  21,834   73,084
    Dishman Pharmaceuticals & Chemicals, Ltd..................   9,244   21,882
    DLF, Ltd..................................................  40,554   98,279
    EID Parry India, Ltd......................................   7,894   30,494
    EIH, Ltd..................................................  14,472   25,645
    Engineers India, Ltd......................................   8,804   29,821
*   Eros International Media, Ltd.............................   5,517   19,170
    Escorts, Ltd..............................................  10,792   42,410
    Essel Propack, Ltd........................................   6,079   19,467
    Eveready Industries India, Ltd............................   4,825   17,923
    Exide Industries, Ltd.....................................  32,046   86,055
    Federal Bank, Ltd......................................... 137,607  132,990
    Finolex Cables, Ltd.......................................   9,691   57,244
*   Firstsource Solutions, Ltd................................  49,505   34,530
*   Fortis Healthcare, Ltd....................................   6,443   16,591
    Future Enterprises, Ltd...................................  11,207    3,700
    Gateway Distriparks, Ltd..................................   3,334   13,108
    Gati, Ltd.................................................   9,843   26,997
    GHCL, Ltd.................................................   6,025   20,727
*   Godrej Properties, Ltd....................................   5,822   31,405
    Great Eastern Shipping Co., Ltd. (The)....................   8,188   41,150
    Gujarat Alkalies & Chemicals, Ltd.........................   3,823   15,624
    Gujarat Fluorochemicals, Ltd..............................   4,296   40,464
    Gujarat Mineral Development Corp., Ltd....................  15,723   18,633
*   Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.......   5,880   13,593
    Gujarat State Petronet, Ltd...............................  19,247   38,280

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES  VALUE++
                                                          ------- --------
INDIA -- (Continued)
*   Hathway Cable & Datacom, Ltd.........................  30,654 $ 14,586
*   HeidelbergCement India, Ltd..........................   9,822   18,652
    Hikal, Ltd...........................................   6,003   16,430
*   Himachal Futuristic Communications, Ltd.............. 103,165   27,096
    Himatsingka Seide, Ltd...............................   3,227   13,257
    Hindalco Industries, Ltd............................. 174,339  348,393
*   Housing Development & Infrastructure, Ltd............  42,843   65,315
    HSIL, Ltd............................................   5,251   24,854
    HT Media, Ltd........................................   4,432    5,628
    Huhtamaki PPL, Ltd...................................   3,404   16,179
    IDBI Bank, Ltd.......................................  81,040   85,010
    Idea Cellular, Ltd................................... 123,083  193,478
    IFCI, Ltd............................................ 127,562   55,510
    IIFL Holdings, Ltd...................................  24,794  100,674
    IL&FS Transportation Networks, Ltd...................  16,134   17,632
*   India Cements, Ltd. (The)............................  33,314   62,057
    Indian Bank..........................................  10,148   23,933
*   Indian Overseas Bank.................................  27,461   11,335
    Ipca Laboratories, Ltd...............................   2,704   20,870
    J Kumar Infraprojects, Ltd...........................     820    2,691
    Jain Irrigation Systems, Ltd.........................  41,713   44,318
*   Jaiprakash Associates, Ltd........................... 148,085   27,022
    Jammu & Kashmir Bank, Ltd. (The).....................  39,640   39,932
    JB Chemicals & Pharmaceuticals, Ltd..................   1,297    5,222
    JBF Industries, Ltd..................................   3,357   10,261
    Jindal Poly Films, Ltd...............................   1,754   11,333
    Jindal Saw, Ltd......................................  28,520   21,788
*   Jindal Steel & Power, Ltd............................  37,995   47,502
    JK Cement, Ltd.......................................   2,985   31,687
    JK Lakshmi Cement, Ltd...............................   2,854   18,098
    JK Tyre & Industries, Ltd............................   7,877   10,623
    JM Financial, Ltd....................................  37,220   40,015
    JSW Energy, Ltd......................................  66,276   82,197
    JSW Steel, Ltd.......................................  13,944  349,262
    Jubilant Life Sciences, Ltd..........................   8,134   41,047
    Kalpataru Power Transmission, Ltd....................   5,875   23,962
    Karnataka Bank, Ltd. (The)...........................  20,633   45,111
    Karur Vysya Bank, Ltd. (The).........................   7,238   51,869
    Kaveri Seed Co., Ltd.................................   3,892   22,867
    KEC International, Ltd...............................   6,560   14,100
    KPIT Technologies, Ltd...............................  17,754   34,996
    KRBL, Ltd............................................   4,069   15,475
    L&T Finance Holdings, Ltd............................  40,963   52,890
    Lakshmi Machine Works, Ltd...........................     278   15,289
    Lakshmi Vilas Bank, Ltd. (The).......................   6,781   13,681
    LIC Housing Finance, Ltd.............................  21,549  167,563
    Mahindra & Mahindra Financial Services, Ltd..........  37,755  186,883
*   Mahindra CIE Automotive, Ltd.........................   2,149    5,918
    Mahindra Lifespace Developers, Ltd...................   1,709   11,360
    Manappuram Finance, Ltd..............................  78,811   96,826
    Max Financial Services, Ltd..........................   8,145   71,083
    McLeod Russel India, Ltd.............................   8,584   26,314
    Merck, Ltd...........................................   1,383   14,580

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES  VALUE++
                                                          ------- --------
INDIA -- (Continued)
    Motilal Oswal Financial Services, Ltd................   2,470 $ 17,664
    Mphasis, Ltd.........................................  10,227   82,280
    MRF, Ltd.............................................      76   38,452
    Muthoot Finance, Ltd.................................  10,679   52,560
    National Aluminium Co., Ltd..........................  73,439   51,057
    Nava Bharat Ventures, Ltd............................   5,213   18,309
    Navin Fluorine International, Ltd....................     333   11,659
    NCC, Ltd.............................................  64,575   78,673
    NIIT Technologies, Ltd...............................   3,874   25,977
    Nilkamal, Ltd........................................   1,710   32,646
    Oberoi Realty, Ltd...................................   9,219   39,548
    OCL India, Ltd.......................................   1,709   19,316
    Omaxe, Ltd...........................................  12,406   30,083
    Orient Cement, Ltd...................................   7,237   18,319
    Oriental Bank of Commerce............................  12,870   22,665
    PC Jeweller, Ltd.....................................   6,576   42,204
    Persistent Systems, Ltd..............................   4,594   47,395
    Polaris Consulting & Services, Ltd...................     202      573
    Power Finance Corp., Ltd.............................  50,442  165,133
    Praj Industries, Ltd.................................  14,719   19,076
    Prestige Estates Projects, Ltd.......................  13,164   36,578
    PTC India Financial Services, Ltd....................   8,936    5,392
    PTC India, Ltd.......................................  27,166   32,355
    Ramco Cements, Ltd. (The)............................   6,820   55,801
*   Ramco Systems, Ltd...................................   1,512   14,766
    Ratnamani Metals & Tubes, Ltd........................   2,005   15,581
*   RattanIndia Power, Ltd...............................  91,896   15,704
    Raymond, Ltd.........................................   5,379   36,884
    Redington India, Ltd.................................  30,054   46,251
*   Reliance Communications, Ltd......................... 127,476  100,409
    Reliance Power, Ltd..................................  86,576   70,203
    Rolta India, Ltd.....................................   8,907    9,023
    Rural Electrification Corp., Ltd.....................  52,028  165,614
    Sadbhav Engineering, Ltd.............................   3,567   15,138
*   Shipping Corp. of India, Ltd.........................  11,298   12,211
    Shriram City Union Finance, Ltd......................     546   16,099
    Simplex Infrastructures, Ltd.........................   2,715   12,516
    Sintex Industries, Ltd...............................  31,737   36,498
    Sobha, Ltd...........................................   4,729   23,477
    Sonata Software, Ltd.................................   5,128   12,207
    South Indian Bank, Ltd. (The)........................  97,154   31,080
    SREI Infrastructure Finance, Ltd.....................  37,294   41,765
    SRF, Ltd.............................................   2,383   52,401
    State Bank of Bikaner & Jaipur.......................   2,406   23,182
    State Bank of Travancore.............................   2,684   20,498
    Sterlite Power Transmission..........................   4,825    6,464
    Sterlite Technologies, Ltd...........................  24,123   32,054
    Sundaram-Clayton, Ltd................................       7      240
    Syndicate Bank.......................................  25,260   29,112
    Tamil Nadu Newsprint & Papers, Ltd...................   3,357   14,308
    Tata Chemicals, Ltd..................................  10,935   77,604
    Tata Global Beverages, Ltd...........................  57,462  122,559
    Tata Steel, Ltd......................................  45,704  242,675

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
INDIA -- (Continued)
    Techno Electric & Engineering Co., Ltd................     2,758 $   28,266
    Tube Investments of India, Ltd........................     7,181     59,226
*   TV18 Broadcast, Ltd...................................    50,108     30,311
    UCO Bank..............................................    43,518     28,752
    Uflex, Ltd............................................     4,170     15,216
    Unichem Laboratories, Ltd.............................     3,486     14,777
    Union Bank of India...................................    27,772     53,209
*   Unitech, Ltd..........................................   397,021     42,939
    UPL, Ltd..............................................    38,041    357,244
    VA Tech Wabag, Ltd....................................     1,382     11,987
    Vardhman Textiles, Ltd................................     2,598     42,335
    Vedanta, Ltd..........................................   127,768    316,614
    Videocon Industries, Ltd..............................    11,739     18,294
    Vijaya Bank...........................................    51,437     31,943
    Welspun Corp., Ltd....................................     7,544      9,817
*   Wockhardt, Ltd........................................     1,544     23,401
    Zensar Technologies, Ltd..............................     2,085     33,197
                                                                     ----------
TOTAL INDIA...............................................            9,473,419
                                                                     ----------
INDONESIA -- (0.9%)
    Adaro Energy Tbk PT................................... 2,420,100    193,227
    Adhi Karya Persero Tbk PT.............................   264,400     57,365
*   Agung Podomoro Land Tbk PT............................   466,200     10,546
    Alam Sutera Realty Tbk PT............................. 1,729,800     69,567
*   Aneka Tambang Persero Tbk PT.......................... 1,917,480    116,685
*   Astra Agro Lestari Tbk PT.............................    22,733     25,221
    Bank Bukopin Tbk......................................   371,100     17,427
    Bank Danamon Indonesia Tbk PT.........................   447,700    119,770
*   Bank Pan Indonesia Tbk PT.............................   521,700     31,152
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk
      PT..................................................   418,000     45,540
    Bank Pembangunan Daerah Jawa Timur Tbk PT.............   382,300     17,098
    Bank Tabungan Negara Persero Tbk PT...................   649,900     98,268
    Bekasi Fajar Industrial Estate Tbk PT.................   835,100     21,994
    BISI International Tbk PT.............................   130,500     17,566
    Ciputra Development Tbk PT............................   247,710     26,641
    Ciputra Property Tbk PT...............................   340,707     16,144
    Ciputra Surya Tbk PT..................................    91,590     19,624
*   Eagle High Plantations Tbk PT......................... 2,331,500     41,760
    Elnusa Tbk PT.........................................   671,700     27,744
    Gajah Tunggal Tbk PT..................................   335,500     41,451
*   Garuda Indonesia Persero Tbk PT.......................   440,200     16,135
    Global Mediacom Tbk PT................................ 1,106,900     87,292
    Holcim Indonesia Tbk PT...............................   208,000     17,572
    Indah Kiat Pulp & Paper Corp. Tbk PT..................   221,100     17,755
    Indo Tambangraya Megah Tbk PT.........................    50,300     48,461
    Intiland Development Tbk PT...........................   847,400     37,563
    Japfa Comfeed Indonesia Tbk PT........................   631,100     72,380
*   Krakatau Steel Persero Tbk PT.........................   574,800     25,928
*   Lippo Cikarang Tbk PT.................................    85,400     49,018
    Lippo Karawaci Tbk PT................................. 1,667,500    144,645
*   Medco Energi Internasional Tbk PT.....................   247,700     32,062
*   Mitra Adiperkasa Tbk PT...............................    76,800     27,887
*   MNC Investama Tbk PT.................................. 2,020,100     26,256

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                          --------- ----------
INDONESIA -- (Continued)
    Modernland Realty Tbk PT............................. 1,269,000 $   39,586
*   Nirvana Development Tbk PT...........................   652,600      5,145
*   Nusantara Infrastructure Tbk PT...................... 1,500,000     14,460
    Pan Brothers Tbk PT..................................   677,300     25,877
*   Panin Financial Tbk PT............................... 1,528,100     24,801
    Perusahaan Perkebunan London Sumatra Indonesia Tbk
       PT................................................   459,700     49,485
    Ramayana Lestari Sentosa Tbk PT......................   303,000     28,148
    Salim Ivomas Pratama Tbk PT..........................   511,500     18,073
    Semen Baturaja Persero Tbk PT........................   244,600     15,152
    Sri Rejeki Isman Tbk PT..............................   587,600     11,866
    Surya Semesta Internusa Tbk PT.......................   835,700     44,815
    Tambang Batubara Bukit Asam Persero Tbk PT...........    91,300     69,003
    Tempo Scan Pacific Tbk PT............................   117,300     18,005
*   Tiga Pilar Sejahtera Food Tbk........................   206,900     31,104
    Timah Persero Tbk PT.................................   355,200     22,718
    Tiphone Mobile Indonesia Tbk PT......................   247,700     13,052
    United Tractors Tbk PT...............................   152,500    183,801
*   Vale Indonesia Tbk PT................................   320,400     62,892
*   Visi Media Asia Tbk PT...............................   962,600     22,612
*   XL Axiata Tbk PT.....................................   353,900    100,363
                                                                    ----------
TOTAL INDONESIA..........................................            2,418,702
                                                                    ----------
IRELAND -- (0.4%)
*   Bank of Ireland......................................   122,296     25,286
    C&C Group P.L.C......................................    48,489    195,395
*   FBD Holdings P.L.C...................................     1,892     13,076
    IFG Group P.L.C......................................     8,899     21,087
    Smurfit Kappa Group P.L.C............................    34,342    806,456
                                                                    ----------
TOTAL IRELAND............................................            1,061,300
                                                                    ----------
ISRAEL -- (0.5%)
*   Africa Israel Investments, Ltd.......................    22,368      6,966
*   Allot Communications, Ltd............................     2,791     13,775
    Ashtrom Properties, Ltd..............................     4,071     14,162
*   Azorim-Investment Development & Construction Co.,
      Ltd................................................    16,681     14,940
*   Clal Insurance Enterprises Holdings, Ltd.............     4,144     44,798
    Delek Group, Ltd.....................................       508    105,844
    Delta-Galil Industries, Ltd..........................       970     29,368
    Direct Insurance Financial Investments, Ltd..........     2,079     16,039
    El Al Israel Airlines................................    32,208     24,269
*   Electra Consumer Products 1970, Ltd..................     1,318     14,637
    Electra, Ltd.........................................       119     16,380
*   Equital, Ltd.........................................     1,258     24,859
    First International Bank Of Israel, Ltd..............     5,942     74,922
    Formula Systems 1985, Ltd............................     1,105     41,854
    Fox Wizel, Ltd.......................................       819     12,477
*   Hadera Paper, Ltd....................................       357     11,036
    Harel Insurance Investments & Financial Services,
      Ltd................................................    18,869     69,536
*   Israel Discount Bank, Ltd. Class A...................   100,511    173,426
*   Jerusalem Oil Exploration............................     1,494     65,846
*   Kenon Holdings, Ltd..................................       913     10,785
    Matrix IT, Ltd.......................................     4,812     33,532

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES   VALUE++
                                                          ------- ----------
ISRAEL -- (Continued)
*   Menora Mivtachim Holdings, Ltd.......................   3,936 $   31,792
*   Migdal Insurance & Financial Holding, Ltd............  34,736     21,134
    Mizrahi Tefahot Bank, Ltd............................  10,941    132,904
*   Naphtha Israel Petroleum Corp., Ltd..................   1,986     12,261
    Neto ME Holdings, Ltd................................     149     11,764
*   Nova Measuring Instruments, Ltd......................   2,176     24,650
*   Oil Refineries, Ltd.................................. 189,838     68,624
    Paz Oil Co., Ltd.....................................     815    132,827
*   Phoenix Holdings, Ltd. (The).........................  12,636     30,706
    Plasson Industries, Ltd..............................     413     11,877
    Shikun & Binui, Ltd..................................  24,793     43,718
    Shufersal, Ltd.......................................   8,712     30,577
*   Tower Semiconductor, Ltd.............................   1,324     17,848
*   Union Bank of Israel.................................   3,930     13,876
                                                                  ----------
TOTAL ISRAEL.............................................          1,404,009
                                                                  ----------
ITALY -- (2.4%)
    Alerion Cleanpower SpA...............................   4,055      7,124
    Anima Holding SpA....................................  19,930    100,042
*   Arnoldo Mondadori Editore SpA........................  29,190     32,850
    Astaldi SpA..........................................   6,192     27,107
*   Banca Carige SpA.....................................  36,731     13,788
    Banca IFIS SpA.......................................     971     22,197
    Banca Mediolanum SpA.................................   3,600     26,417
    Banca Popolare dell'Emilia Romagna SC................  99,170    407,991
    Banca Popolare di Milano Scarl....................... 961,134    467,139
    Banca Popolare di Sondrio SCARL......................  53,183    143,894
    Banca Profilo SpA....................................  49,549     10,485
    Banco di Desio e della Brianza SpA...................   6,054     11,523
    Banco Popolare SC.................................... 106,976    301,720
    BasicNet SpA.........................................   2,430      9,413
    Biesse SpA...........................................     327      4,585
    Buzzi Unicem SpA.....................................  11,828    237,391
    Cembre SpA...........................................     709     10,447
    Cementir Holding SpA.................................  14,519     63,302
    Cerved Information Solutions SpA.....................  11,199     93,988
    CIR-Compagnie Industriali Riunite SpA................  56,368     64,739
    CNH Industrial NV....................................  64,919    463,614
    Credito Emiliano SpA.................................  10,508     66,702
    Credito Valtellinese SC.............................. 180,054     79,963
    d'Amico International Shipping SA....................  38,193     14,320
    Danieli & C Officine Meccaniche SpA..................   1,763     34,773
*   Ei Towers SpA........................................   1,827     98,562
    El.En. SpA...........................................   1,320     22,081
    ERG SpA..............................................   7,607     88,247
    Esprinet SpA.........................................   3,232     20,188
*   Eurotech SpA.........................................   6,133      9,676
    Falck Renewables SpA.................................  18,916     15,818
*   Fincantieri SpA......................................  47,417     20,705
    FNM SpA..............................................   2,081        958
    Geox SpA.............................................   9,779     28,143
*   Gruppo Editoriale L'Espresso SpA.....................  15,103     12,917
    IMMSI SpA............................................  32,899     14,746

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES   VALUE++
                                                          ------- ----------
ITALY -- (Continued)
*   Intek Group SpA......................................  39,765 $    9,126
*   Italcementi SpA......................................  29,740    352,165
    Italmobiliare SpA....................................   1,285     55,515
    La Doria SpA.........................................     656      8,720
*   Leonardo SpA.........................................  36,881    421,317
    Mediaset SpA.........................................  91,865    278,389
    Mediobanca SpA.......................................  48,889    342,755
    Parmalat SpA.........................................  40,973    107,768
    Piaggio & C SpA......................................  19,546     35,854
    Reno de Medici SpA...................................  13,513      4,598
*   Retelit SpA..........................................  17,096     12,804
    Sabaf SpA............................................      97        991
    SAES Getters SpA.....................................     711     10,086
*   Safilo Group SpA.....................................   4,661     37,055
*   Saipem SpA........................................... 656,213    287,519
    Salini Impregilo SpA.................................  24,074     72,934
    Saras SpA............................................  43,823     75,575
    Societa Cattolica di Assicurazioni SCRL..............  20,831    146,846
    Societa Iniziative Autostradali e Servizi SpA........   4,984     45,360
*   Sogefi SpA...........................................   6,369     10,834
    SOL SpA..............................................   2,122     18,781
    Tod's SpA............................................   1,131     66,413
    Trevi Finanziaria Industriale SpA....................   9,084     11,925
    Unione di Banche Italiane SpA........................ 148,196    455,284
    Unipol Gruppo Finanziario SpA........................  63,734    176,974
    UnipolSai SpA........................................ 124,888    209,528
    Vittoria Assicurazioni SpA...........................   3,116     31,886
*   Yoox Net-A-Porter Group SpA..........................   6,238    174,847
                                                                  ----------
TOTAL ITALY..............................................          6,509,404
                                                                  ----------
JAPAN -- (17.5%)
    77 Bank, Ltd. (The)..................................  42,000    160,909
    Achilles Corp........................................  22,000     30,239
    ADEKA Corp...........................................  10,100    133,710
    Aderans Co., Ltd.....................................   4,400     19,989
    Ahresty Corp.........................................   4,400     31,277
    Aichi Bank, Ltd. (The)...............................   1,300     65,397
    Aichi Steel Corp.....................................  19,000     94,822
    Aida Engineering, Ltd................................   8,600     71,607
    Airport Facilities Co., Ltd..........................   4,000     21,067
    Aisan Industry Co., Ltd..............................   4,100     29,433
*   Akebono Brake Industry Co., Ltd......................   9,900     20,228
    Akita Bank, Ltd. (The)...............................  33,000    106,938
    Albis Co., Ltd.......................................     500     10,069
    Alconix Corp.........................................   1,200     16,695
    Alinco, Inc..........................................   2,700     25,241
    Alpen Co., Ltd.......................................   3,600     62,225
    Alpine Electronics, Inc..............................   5,600     60,494
    Alps Logistics Co., Ltd..............................   2,100     12,076
    Amada Holdings Co., Ltd..............................  32,900    358,551
    Anritsu Corp.........................................  13,000     75,558
    AOI Pro, Inc.........................................   1,100     10,309
    AOKI Holdings, Inc...................................   6,000     67,081

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
JAPAN -- (Continued)
    Aomori Bank, Ltd. (The).............................. 22,000 $ 69,166
    Aoyama Trading Co., Ltd..............................  9,100  335,108
    Arakawa Chemical Industries, Ltd.....................  3,000   28,945
    Arata Corp...........................................    600   13,327
    Arcland Sakamoto Co., Ltd............................  3,800   42,191
    Arcs Co., Ltd........................................  3,400   87,879
    Asahi Diamond Industrial Co., Ltd....................  5,400   41,602
    Asahi Holdings, Inc..................................  1,900   32,390
    Asahi Kogyosha Co., Ltd..............................  4,000   21,843
    Asahi Yukizai Corp................................... 13,000   24,438
    Asanuma Corp.........................................  8,000   18,191
    Ashikaga Holdings Co., Ltd........................... 12,000   40,016
    Ashimori Industry Co., Ltd...........................  9,000   14,753
    Asia Pile Holdings Corp..............................  2,000    8,385
    Asunaro Aoki Construction Co., Ltd...................  4,500   30,363
    Autobacs Seven Co., Ltd..............................  2,900   42,020
    Awa Bank, Ltd. (The)................................. 26,000  159,102
    Bando Chemical Industries, Ltd.......................  9,000   44,500
    Bank of Iwate, Ltd. (The)............................  2,600  110,941
    Bank of Nagoya, Ltd. (The)........................... 20,000   68,541
    Bank of Okinawa, Ltd. (The)..........................  2,980   93,483
    Bank of Saga, Ltd. (The)............................. 23,000   58,174
    Bank of the Ryukyus, Ltd.............................  7,000   76,849
    Belluna Co., Ltd.....................................  9,000   58,140
    Brother Industries, Ltd.............................. 30,200  343,194
    Bunka Shutter Co., Ltd...............................  6,500   53,234
    C Uyemura & Co., Ltd.................................    300   13,166
    Calsonic Kansei Corp................................. 14,000  107,704
    Canon Electronics, Inc...............................  2,300   34,877
    Cawachi, Ltd.........................................  3,400   79,445
    Central Glass Co., Ltd............................... 35,000  150,958
    Chiba Kogyo Bank, Ltd. (The).........................  5,400   22,720
    Chiyoda Integre Co., Ltd.............................  1,400   28,380
    Chori Co., Ltd.......................................  1,100   16,452
    Chubu Shiryo Co., Ltd................................  3,100   21,587
    Chuetsu Pulp & Paper Co., Ltd........................ 20,000   41,839
    Chugoku Bank, Ltd. (The)............................. 23,100  260,210
    Chugoku Marine Paints, Ltd...........................  7,000   47,251
    Chukyo Bank, Ltd. (The).............................. 13,000   30,176
    Chuo Gyorui Co., Ltd.................................  5,000   12,743
    Chuo Spring Co., Ltd.................................  7,000   19,074
    Citizen Holdings Co., Ltd............................ 30,800  164,979
    CKD Corp.............................................  6,400   59,464
    Cleanup Corp.........................................  4,700   37,577
#*  CMK Corp.............................................  9,600   45,094
    Coca-Cola East Japan Co., Ltd........................  7,600  146,662
    Coca-Cola West Co., Ltd..............................  7,700  212,761
    Computer Engineering & Consulting, Ltd...............  2,200   30,719
    Cosmo Energy Holdings Co., Ltd.......................  6,300   69,388
    CTI Engineering Co., Ltd.............................  2,500   22,335
    Dai Nippon Toryo Co., Ltd............................ 13,000   25,655
    Dai-Dan Co., Ltd.....................................  5,000   41,069
    Dai-ichi Seiko Co., Ltd..............................  1,900   19,638

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
JAPAN -- (Continued)
    Daibiru Corp.........................................  7,000 $ 67,432
    Daido Metal Co., Ltd.................................  3,200   35,947
    Daido Steel Co., Ltd................................. 40,000  162,331
    Daihatsu Diesel Manufacturing Co., Ltd...............  2,000   11,185
    Daihen Corp.......................................... 13,000   66,712
    Daiho Corp........................................... 10,000   55,188
    Daiichi Jitsugyo Co., Ltd............................  4,000   19,173
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd................    500   13,226
    Daiken Corp.......................................... 10,000   33,755
    Daiki Aluminium Industry Co., Ltd....................  6,000   18,392
    Daikoku Denki Co., Ltd...............................  1,000   13,375
    Daikyo, Inc.......................................... 38,000   66,614
    Dainichiseika Color & Chemicals Manufacturing Co.,
      Ltd................................................  4,000   18,350
    Daio Paper Corp......................................  8,800   99,026
    Daisan Bank, Ltd. (The).............................. 19,000   32,999
    Daishi Bank, Ltd. (The).............................. 42,000  159,519
    Daishinku Corp.......................................  6,000   15,711
    Daito Bank, Ltd. (The)............................... 27,000   51,442
    Daiwabo Holdings Co., Ltd............................ 28,000   65,334
*   DC Co., Ltd..........................................  3,300   13,083
    DCM Holdings Co., Ltd................................ 14,500  123,953
    Denka Co., Ltd....................................... 42,000  182,136
    Denyo Co., Ltd.......................................  1,300   13,535
    DIC Corp............................................. 10,200  240,677
    DKS Co., Ltd......................................... 10,000   33,106
    DMG Mori Co., Ltd.................................... 12,700  131,868
    Doutor Nichires Holdings Co., Ltd....................  3,400   65,336
    Dowa Holdings Co., Ltd............................... 29,000  152,871
    DSB Co., Ltd.........................................  1,700    9,734
    Dunlop Sports Co., Ltd...............................  1,600   14,048
    Eagle Industry Co., Ltd..............................  2,800   35,311
    Ebara Corp........................................... 50,000  271,920
    Ebara Jitsugyo Co., Ltd..............................  1,000   11,985
    EDION Corp........................................... 19,600  163,586
    Ehime Bank, Ltd. (The)............................... 22,000   52,967
    Eidai Co., Ltd.......................................  3,000   12,733
    Eighteenth Bank, Ltd. (The).......................... 30,000   83,690
    Elematec Corp........................................  1,100   24,440
    Endo Lighting Corp...................................  1,100   10,418
    ESPEC Corp...........................................  3,600   47,863
    Excel Co., Ltd.......................................  1,800   23,953
    Exedy Corp...........................................  4,200   99,183
    F-Tech, Inc..........................................  1,700   16,328
    FALCO HOLDINGS Co., Ltd..............................  1,200   16,084
    FCC Co., Ltd.........................................  4,100   79,767
    Ferrotec Corp........................................  6,300   82,218
    FIDEA Holdings Co., Ltd.............................. 19,000   28,223
    Fields Corp..........................................  1,900   24,531
    Foster Electric Co., Ltd.............................  4,000   76,766
    Fudo Tetra Corp...................................... 15,400   26,904
    Fuji Corp., Ltd......................................  2,700   18,298
    Fuji Electric Co., Ltd............................... 14,000   61,791
    Fuji Kiko Co., Ltd...................................  3,200   10,593

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------- --------
JAPAN -- (Continued)
*   Fuji Oil Co., Ltd....................................   5,200 $ 15,785
    Fuji Oil Holdings, Inc...............................   1,400   30,707
    Fuji Pharma Co., Ltd.................................     900   20,843
    Fuji Soft, Inc.......................................   3,000   74,372
    Fujibo Holdings, Inc.................................  15,000   44,382
    Fujikura Kasei Co., Ltd..............................   2,800   16,437
    Fujikura Rubber, Ltd.................................   3,100   14,566
    Fujikura, Ltd........................................  68,000  383,048
    Fujimi, Inc..........................................   1,900   31,922
    Fujimori Kogyo Co., Ltd..............................   1,600   34,146
    Fujisash Co., Ltd....................................  12,900   11,033
    Fujitec Co., Ltd.....................................   6,100   58,614
    Fujitsu Frontech, Ltd................................   2,800   27,516
    FuKoKu Co., Ltd......................................   1,800   13,483
    Fukuda Corp..........................................   4,000   44,378
    Fukui Bank, Ltd. (The)...............................  28,000   73,636
    Fukuoka Financial Group, Inc......................... 109,000  416,449
    Fukushima Bank, Ltd. (The)...........................  26,000   23,855
    Fukuyama Transporting Co., Ltd.......................  17,000   96,601
    Furukawa Co., Ltd....................................  39,000   63,367
    Furukawa Electric Co., Ltd...........................  79,000  206,270
    Furuno Electric Co., Ltd.............................   2,900   14,554
    Furusato Industries, Ltd.............................   1,000   13,757
    Fuso Pharmaceutical Industries, Ltd..................   7,000   19,373
    Futaba Industrial Co., Ltd...........................   5,400   27,569
    Fuyo General Lease Co., Ltd..........................   2,100   95,300
    G-Tekt Corp..........................................   2,500   38,160
    Gakken Holdings Co., Ltd.............................   6,000   16,735
    Gecoss Corp..........................................   2,300   20,764
    GLOBERIDE, Inc.......................................     500    8,265
    Godo Steel, Ltd......................................  31,000   52,020
    Goldcrest Co., Ltd...................................   2,300   36,218
    Gun-Ei Chemical Industry Co., Ltd....................   9,000   26,800
    Gunma Bank, Ltd. (The)...............................  49,000  197,559
    Gunze, Ltd...........................................  40,000  114,971
    H-One Co., Ltd.......................................     600    2,976
    H2O Retailing Corp...................................   5,800   76,172
    Hachijuni Bank, Ltd. (The)...........................  57,600  269,468
    Hagihara Industries, Inc.............................     700   17,437
    Hakuto Co., Ltd......................................   3,000   27,195
    Hamakyorex Co., Ltd..................................   1,900   34,560
    Hanwa Co., Ltd.......................................  26,000  139,091
    Happinet Corp........................................   2,800   30,447
    Harima Chemicals Group, Inc..........................   2,900   14,745
    Haruyama Trading Co., Ltd............................   2,000   14,873
    Heiwa Corp...........................................     800   16,436
    Heiwa Real Estate Co., Ltd...........................   5,600   73,561
    Heiwado Co., Ltd.....................................   3,900   75,446
    HI-LEX Corp..........................................   2,200   58,366
    Hibiya Engineering, Ltd..............................   2,300   37,369
    Hiroshima Bank, Ltd. (The)...........................  69,000  249,865
    Hitachi Capital Corp.................................   6,900  126,007
    Hitachi Chemical Co., Ltd............................   6,500  135,581

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------- --------
JAPAN -- (Continued)
    Hitachi Construction Machinery Co., Ltd..............  11,700 $190,281
    Hitachi Koki Co., Ltd................................   6,000   40,232
    Hitachi Transport System, Ltd........................   4,800   93,570
    Hitachi Zosen Corp...................................  20,200  102,316
    Hodogaya Chemical Co., Ltd...........................  10,000   24,606
    Hokkaido Coca-Cola Bottling Co., Ltd.................   3,000   17,617
    Hokkan Holdings, Ltd.................................   8,000   24,667
    Hokko Chemical Industry Co., Ltd.....................   4,000   11,033
    Hokkoku Bank, Ltd. (The).............................  40,000  125,693
    Hokuetsu Bank, Ltd. (The)............................  30,000   62,142
    Hokuetsu Industries Co., Ltd.........................   2,200   13,088
    Hokuetsu Kishu Paper Co., Ltd........................  30,100  212,836
    Hokuhoku Financial Group, Inc........................ 154,000  197,640
    Hokuriku Electric Industry Co., Ltd..................  12,000   14,635
    Honeys Co., Ltd......................................   1,300   17,409
    Hoosiers Holdings....................................   3,600   19,408
    Hosokawa Micron Corp.................................   5,000   26,424
    Hyakugo Bank, Ltd. (The).............................  33,000  126,901
    Hyakujushi Bank, Ltd. (The)..........................  31,000  103,601
    Ibiden Co., Ltd......................................  13,700  174,891
    IBJ Leasing Co., Ltd.................................   3,100   56,289
    Ichiken Co., Ltd.....................................   6,000   17,530
    Ichikoh Industries, Ltd..............................   9,000   26,177
    Ichinen Holdings Co., Ltd............................   2,900   26,612
    Ichiyoshi Securities Co., Ltd........................   4,600   35,643
    Idemitsu Kosan Co., Ltd..............................  12,000  234,942
    Ihara Chemical Industry Co., Ltd.....................   4,000   42,129
    IHI Corp............................................. 141,000  392,331
    Iino Kaiun Kaisha, Ltd...............................   7,300   26,395
    IJT Technology Holdings Co., Ltd.....................   1,600    4,785
    Ikegami Tsushinki Co., Ltd...........................  11,000   13,111
    Imasen Electric Industrial...........................   2,100   18,885
    Inaba Denki Sangyo Co., Ltd..........................   2,500   90,532
    Inabata & Co., Ltd...................................  10,100  100,826
    Ines Corp............................................   8,400   89,292
    Innotech Corp........................................   3,800   17,616
    Inui Global Logistics Co., Ltd.......................   2,200   20,071
    Iseki & Co., Ltd.....................................  19,000   41,364
    Isetan Mitsukoshi Holdings, Ltd......................  20,400  200,450
*   Ishihara Sangyo Kaisha, Ltd..........................  40,000   25,934
    Itochu Enex Co., Ltd.................................   7,000   60,017
    Itochu-Shokuhin Co., Ltd.............................     300   12,175
    Itoki Corp...........................................   7,300   41,357
    IwaiCosmo Holdings, Inc..............................   2,100   18,393
    Iwaki & Co., Ltd.....................................   6,000   11,259
    Iwasaki Electric Co., Ltd............................  13,000   19,308
    Iyo Bank, Ltd. (The).................................  33,400  215,262
    J Trust Co., Ltd.....................................   8,800   66,441
    J-Oil Mills, Inc.....................................  15,000   50,690
    Jaccs Co., Ltd.......................................  17,000   78,762
*   Janome Sewing Machine Co., Ltd.......................   3,300   18,894
    Japan Asia Group, Ltd................................   2,900   11,000
    Japan Aviation Electronics Industry, Ltd.............   6,000   88,250

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------- --------
JAPAN -- (Continued)
    Japan Cash Machine Co., Ltd..........................   1,300 $ 13,305
*   Japan Display, Inc...................................  49,600   89,035
    Japan Drilling Co., Ltd..............................     500   10,517
    Japan Pulp & Paper Co., Ltd..........................  12,000   42,753
    Japan Radio Co., Ltd.................................   9,000   25,395
    Japan Securities Finance Co., Ltd....................   8,800   35,589
    Japan Steel Works, Ltd. (The)........................  28,000  125,258
    Japan Transcity Corp.................................   7,000   26,384
    Japan Wool Textile Co., Ltd. (The)...................   6,000   41,925
    JBCC Holdings, Inc...................................   1,700   10,938
    Jimoto Holdings, Inc.................................   8,900   13,655
    JMS Co., Ltd.........................................   6,000   16,730
    Joban Kosan Co., Ltd.................................   9,000   13,284
    Joshin Denki Co., Ltd................................   2,000   16,797
    Joyo Bank, Ltd. (The)................................  84,000  328,237
    JSP Corp.............................................   1,500   34,646
    Juki Corp............................................   3,400   29,160
    Juroku Bank, Ltd. (The)..............................  46,000  131,164
    JVC Kenwood Corp.....................................  24,900   57,283
*   Kadokawa Dwango......................................   5,900   79,515
    Kaga Electronics Co., Ltd............................   2,700   33,387
    Kamei Corp...........................................   5,900   48,134
    Kanagawa Chuo Kotsu Co., Ltd.........................   4,000   24,109
    Kanamoto Co., Ltd....................................   1,800   37,520
    Kandenko Co., Ltd....................................  15,000  147,019
    Kaneka Corp..........................................  22,000  165,682
    Kanematsu Corp.......................................  45,000   73,629
    Kansai Urban Banking Corp............................   3,000   30,878
    Kasai Kogyo Co., Ltd.................................   2,300   22,760
    Kato Sangyo Co., Ltd.................................   2,600   62,720
    Kato Works Co., Ltd..................................  12,000   51,569
    KAWADA TECHNOLOGIES, Inc.............................     600   21,088
    Kawai Musical Instruments Manufacturing Co., Ltd.....     900   16,974
#   Kawasaki Kisen Kaisha, Ltd........................... 122,000  299,458
    Keihanshin Building Co., Ltd.........................   4,300   21,451
    Keihin Corp..........................................   6,400  100,228
    Keiyo Bank, Ltd. (The)...............................  36,000  153,441
    Keiyo Co., Ltd.......................................   3,600   18,777
    Kinden Corp..........................................  17,500  211,228
    Kintetsu World Express, Inc..........................   4,900   68,083
    Kinugawa Rubber Industrial Co., Ltd..................   6,000   45,437
    Kirindo Holdings Co., Ltd............................     600    4,645
    Kita-Nippon Bank, Ltd. (The).........................   1,400   40,050
    Kitagawa Iron Works Co., Ltd.........................  12,000   20,484
    Kitano Construction Corp.............................   6,000   14,886
    Kito Corp............................................   1,900   15,895
    Kitz Corp............................................   9,900   53,016
    Kiyo Bank, Ltd. (The)................................   8,300  120,763
    Koa Corp.............................................   3,600   29,834
    Kobe Steel, Ltd...................................... 441,000  381,633
    Kohnan Shoji Co., Ltd................................   7,000  143,411
    Kohsoku Corp.........................................   1,500   13,267
*   Kojima Co., Ltd......................................   5,800   13,638

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
JAPAN -- (Continued)
    Kokuyo Co., Ltd...................................... 16,800 $246,928
    KOMAIHALTEC, Inc.....................................  6,000   11,792
    Komatsu Wall Industry Co., Ltd.......................  1,200   19,085
    Komeri Co., Ltd......................................  3,800   85,528
    Konaka Co., Ltd......................................  4,200   20,743
    Kondotec, Inc........................................  1,800   13,410
    Konishi Co., Ltd.....................................  4,000   52,395
    Konoike Transport Co., Ltd...........................  3,800   43,962
    Krosaki Harima Corp..................................  9,000   21,782
    KRS Corp.............................................  1,200   28,520
    KU Holdings Co., Ltd.................................  2,600   19,359
    Kumiai Chemical Industry Co., Ltd....................  3,000   18,038
    Kurabo Industries, Ltd............................... 46,000   86,252
    Kureha Corp.......................................... 17,000   70,745
    Kurimoto, Ltd........................................ 16,000   25,951
    Kuriyama Holdings Corp...............................  1,000   11,737
    Kuroda Electric Co., Ltd.............................  5,100   93,368
    KYB Corp............................................. 26,000   92,391
    Kyodo Printing Co., Ltd.............................. 16,000   51,338
    Kyoei Steel, Ltd.....................................  4,600   89,290
    Kyokuto Kaihatsu Kogyo Co., Ltd......................  6,800   69,972
    Kyokuto Securities Co., Ltd..........................  3,500   42,429
    KYORIN Holdings, Inc.................................  4,700  100,536
    Kyoritsu Printing Co., Ltd...........................  3,700   11,033
    Kyosan Electric Manufacturing Co., Ltd...............  5,000   17,763
    Kyowa Electronic Instruments Co., Ltd................  3,400   11,189
    Kyowa Exeo Corp...................................... 10,000  130,094
    Kyowa Leather Cloth Co., Ltd.........................  2,700   21,565
    Kyushu Financial Group, Inc.......................... 22,200  122,650
    LEC, Inc.............................................  1,000   17,820
    Lintec Corp..........................................  5,300  112,200
    Macnica Fuji Electronics Holdings, Inc...............  4,700   45,540
    Maeda Corp........................................... 28,000  254,336
    Maeda Road Construction Co., Ltd.....................  7,000  132,527
    Makino Milling Machine Co., Ltd...................... 11,000   61,772
    Marubun Corp.........................................  3,500   20,320
    Marudai Food Co., Ltd................................ 24,000  115,031
    Maruka Machinery Co., Ltd............................  1,000   11,057
    Maruwa Co., Ltd......................................    800   30,158
*   Maruzen CHI Holdings Co., Ltd........................  3,000   10,867
    Maruzen Showa Unyu Co., Ltd.......................... 11,000   43,907
    Matsuda Sangyo Co., Ltd..............................  1,800   23,304
    Matsui Construction Co., Ltd.........................  3,500   44,334
    Max Co., Ltd.........................................  2,000   25,585
    Maxvalu Nishinihon Co., Ltd..........................    800   12,119
    Megachips Corp.......................................  1,600   19,394
    Meisei Industrial Co., Ltd...........................  3,700   17,779
    Meiwa Estate Co., Ltd................................  2,900   16,170
    Michinoku Bank, Ltd. (The)........................... 24,000   45,181
    Mie Bank, Ltd. (The).................................  8,000   15,979
    Mikuni Corp..........................................  1,300    4,014
    Mimasu Semiconductor Industry Co., Ltd...............  3,400   35,019
    Minato Bank, Ltd. (The).............................. 21,000   35,888

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES  VALUE++
                                                          ------- --------
JAPAN -- (Continued)
    Ministop Co., Ltd....................................   1,700 $ 28,549
    Mirait Holdings Corp.................................   6,900   73,482
    Misawa Homes Co., Ltd................................   2,400   17,610
    Mitani Corp..........................................   1,300   40,049
    Mitani Sekisan Co., Ltd..............................     400    8,174
    Mito Securities Co., Ltd.............................   6,900   16,069
    Mitsuba Corp.........................................   4,100   48,448
    Mitsubishi Gas Chemical Co., Inc.....................  53,000  301,953
    Mitsubishi Kakoki Kaisha, Ltd........................   7,000   13,305
    Mitsubishi Materials Corp............................  51,000  134,025
    Mitsubishi Nichiyu Forklift Co., Ltd.................   3,600   19,348
*   Mitsubishi Paper Mills, Ltd..........................  46,000   32,206
    Mitsubishi Shokuhin Co., Ltd.........................     600   16,606
    Mitsubishi Steel Manufacturing Co., Ltd..............  26,000   43,428
    Mitsuboshi Belting, Ltd..............................   5,000   42,130
    Mitsui Chemicals, Inc................................  98,000  414,522
    Mitsui Engineering & Shipbuilding Co., Ltd...........  92,000  133,800
    Mitsui High-Tec, Inc.................................   5,300   36,756
    Mitsui Home Co., Ltd.................................   3,000   13,349
    Mitsui Matsushima Co., Ltd...........................  16,000   15,407
    Mitsui Mining & Smelting Co., Ltd....................  79,000  149,929
    Mitsui OSK Lines, Ltd................................ 155,000  330,118
    Mitsui Sugar Co., Ltd................................  11,000   54,822
    Mitsui-Soko Holdings Co., Ltd........................  14,000   36,959
*   Mitsumi Electric Co., Ltd............................  10,600   53,018
    Miyazaki Bank, Ltd. (The)............................  28,000   81,141
    Mizuno Corp..........................................   6,000   31,384
    Modec, Inc...........................................   2,900   45,221
    Monex Group, Inc.....................................  22,100   54,348
    MORESCO Corp.........................................   1,200   14,215
    Morinaga Milk Industry Co., Ltd......................   9,000   66,811
    Morito Co., Ltd......................................   1,500   11,506
    Mory Industries, Inc.................................   5,000   15,061
    Mr Max Corp..........................................   4,600   14,240
    Musashi Seimitsu Industry Co., Ltd...................   2,300   47,282
    Musashino Bank, Ltd. (The)...........................   4,500  112,637
    Mutoh Holdings Co., Ltd..............................   7,000   15,760
    NAC Co., Ltd.........................................   1,300   11,016
    Nachi-Fujikoshi Corp.................................  19,000   61,845
    Nafco Co., Ltd.......................................     100    1,592
    Nagano Bank, Ltd. (The)..............................  10,000   19,203
    Nagase & Co., Ltd....................................  13,800  160,601
    Nakabayashi Co., Ltd.................................   8,000   21,276
    Nakano Corp..........................................   3,000   12,444
    Nanto Bank, Ltd. (The)...............................  29,000  113,739
    NDS Co., Ltd.........................................   7,000   18,404
    NEC Capital Solutions, Ltd...........................   1,500   22,281
    NEC Networks & System Integration Corp...............   2,700   49,598
    NET One Systems Co., Ltd.............................   9,200   62,293
    NGK Spark Plug Co., Ltd..............................   2,500   40,799
    NHK Spring Co., Ltd..................................  24,400  213,242
    Nice Holdings, Inc...................................  12,000   16,953
    Nichias Corp.........................................   9,000   72,753

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES  VALUE++
                                                          ------- --------
JAPAN -- (Continued)
    Nichiban Co., Ltd....................................   5,000 $ 36,587
    Nichiha Corp.........................................   3,800   73,535
    Nichii Gakkan Co., Ltd...............................   3,900   27,514
    Nichireki Co., Ltd...................................   5,000   34,433
    Nichirin Co., Ltd....................................     500    6,660
    Nihon Dempa Kogyo Co., Ltd...........................   3,100   25,888
    Nihon Eslead Corp....................................   1,600   16,140
    Nihon Flush Co., Ltd.................................   1,700   19,071
    Nihon House Holdings Co., Ltd........................   3,700   12,649
    Nihon Nohyaku Co., Ltd...............................   4,800   25,982
    Nihon Plast Co., Ltd.................................     400    3,220
    Nihon Tokushu Toryo Co., Ltd.........................   1,100   11,302
    Nihon Yamamura Glass Co., Ltd........................  14,000   22,078
    Nikkiso Co., Ltd.....................................   6,100   42,700
    Nikko Co., Ltd.......................................   5,000   16,469
    Nikkon Holdings Co., Ltd.............................   9,600  191,650
    Nippo Corp...........................................   6,000  110,297
    Nippon Carbide Industries Co., Inc...................  12,000   17,088
    Nippon Carbon Co., Ltd...............................  13,000   24,381
    Nippon Chemi-Con Corp................................  30,000   43,893
    Nippon Chemical Industrial Co., Ltd..................  18,000   37,691
    Nippon Coke & Engineering Co., Ltd...................  20,500   13,269
    Nippon Concrete Industries Co., Ltd..................   8,200   29,781
    Nippon Denko Co., Ltd................................  20,700   34,075
    Nippon Densetsu Kogyo Co., Ltd.......................   3,500   69,987
    Nippon Electric Glass Co., Ltd.......................  58,000  263,301
    Nippon Fine Chemical Co., Ltd........................   1,700   12,962
    Nippon Flour Mills Co., Ltd..........................  12,000   87,550
    Nippon Hume Corp.....................................   4,500   28,215
    Nippon Kayaku Co., Ltd...............................  10,000  103,436
*   Nippon Kinzoku Co., Ltd..............................   9,000    8,801
    Nippon Koei Co., Ltd.................................  12,000   38,307
    Nippon Light Metal Holdings Co., Ltd.................  81,200  184,333
    Nippon Paper Industries Co., Ltd.....................  13,100  238,352
    Nippon Piston Ring Co., Ltd..........................   1,500   21,355
    Nippon Road Co., Ltd. (The)..........................  16,000   65,553
*   Nippon Sheet Glass Co., Ltd.......................... 162,000  118,583
    Nippon Signal Co., Ltd...............................   5,500   52,469
    Nippon Soda Co., Ltd.................................  18,000   78,968
    Nippon Steel & Sumikin Bussan Corp...................  23,000   78,712
    Nippon Synthetic Chemical Industry Co., Ltd. (The)...   3,000   18,655
    Nippon Thompson Co., Ltd.............................   8,000   26,198
    Nippon Valqua Industries, Ltd........................   6,000   15,630
    Nippon Yakin Kogyo Co., Ltd..........................  34,500   44,853
    Nippon Yusen K.K..................................... 212,000  375,186
    Nipro Corp...........................................   5,400   67,017
    Nishi-Nippon City Bank, Ltd. (The)...................  80,000  154,860
    Nishimatsu Construction Co., Ltd.....................  30,000  148,739
    Nishio Rent All Co., Ltd.............................   2,200   53,276
    Nissan Shatai Co., Ltd...............................   8,800   87,815
    Nissei Plastic Industrial Co., Ltd...................   1,800   11,889
    Nisshin Fudosan Co...................................   7,500   25,612
    Nisshin Oillio Group, Ltd. (The).....................  22,000  104,058

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
JAPAN -- (Continued)
    Nisshin Steel Co., Ltd............................... 14,500 $179,791
    Nisshinbo Holdings, Inc.............................. 16,600  154,490
    Nissin Corp..........................................  8,000   24,113
    Nissin Kogyo Co., Ltd................................  3,700   54,810
    Nitta Gelatin, Inc...................................  1,700   12,736
    Nittetsu Mining Co., Ltd............................. 15,000   51,766
    Nitto Kogyo Corp.....................................  2,700   36,975
    Nitto Kohki Co., Ltd.................................  1,300   30,193
    Nittoc Construction Co., Ltd.........................  1,500    6,662
    Nittoku Engineering Co., Ltd.........................    300    3,703
    NOF Corp............................................. 10,000   86,259
    Nohmi Bosai, Ltd.....................................  1,800   27,007
    NOK Corp............................................. 13,000  247,193
    Nomura Real Estate Holdings, Inc..................... 16,100  277,663
    Noritake Co., Ltd....................................  9,000   20,898
    Noritz Corp..........................................  3,100   60,643
    North Pacific Bank, Ltd.............................. 47,700  155,714
    NS United Kaiun Kaisha, Ltd.......................... 22,000   29,002
    NTN Corp............................................. 57,000  183,261
    Obayashi Road Corp...................................  6,000   42,523
    Odelic Co., Ltd......................................    300   11,070
    Oenon Holdings, Inc..................................  6,000   12,225
    Ogaki Kyoritsu Bank, Ltd. (The)...................... 40,000  131,632
    Ohashi Technica, Inc.................................  1,400   16,867
    Oiles Corp...........................................  2,100   37,467
    Oita Bank, Ltd. (The)................................ 30,000   96,984
    Okabe Co., Ltd.......................................  3,500   27,191
    Okamura Corp.........................................  3,500   36,145
    Okasan Securities Group, Inc......................... 20,000  100,594
    OKK Corp............................................. 13,000   12,951
    OKUMA Corp........................................... 13,000   98,893
    Okumura Corp.........................................  7,000   41,326
    Okura Industrial Co., Ltd............................  9,000   26,512
    Okuwa Co., Ltd.......................................  2,000   20,499
    Olympic Group Corp...................................  2,600   13,481
    Onoken Co., Ltd......................................  2,900   35,292
    Onward Holdings Co., Ltd............................. 13,000   89,649
    Organo Corp..........................................  1,000    3,910
    Osaka Organic Chemical Industry, Ltd.................  1,900   11,238
    Osaka Soda Co., Ltd..................................  9,000   38,558
    Osaka Steel Co., Ltd.................................  4,100   75,273
    Osaki Electric Co., Ltd..............................  6,000   48,278
    Pacific Industrial Co., Ltd..........................  9,000  101,210
*   Pacific Metals Co., Ltd..............................  9,000   24,360
    Pack Corp. (The).....................................  1,200   33,097
    PALTAC Corp..........................................  4,000   78,858
    PanaHome Corp........................................  8,000   63,075
    Panasonic Industrial Devices SUNX Co., Ltd...........  2,800   16,977
    Parco Co., Ltd.......................................  2,000   16,774
    Pegasus Sewing Machine Manufacturing Co., Ltd........  2,700   13,136
    Piolax, Inc..........................................  2,000  101,327
*   Pioneer Corp......................................... 43,100   78,355
    Pocket Card Co., Ltd.................................  2,100   11,072

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
JAPAN -- (Continued)
    Press Kogyo Co., Ltd................................. 13,600 $ 50,084
    Pressance Corp.......................................    500   22,229
    Proto Corp...........................................    900   10,218
    PS Mitsubishi Construction Co., Ltd..................  2,700   10,206
    Raysum Co., Ltd......................................  2,300   16,449
    Rengo Co., Ltd....................................... 30,000  196,942
    Rheon Automatic Machinery Co., Ltd...................  2,600   15,975
    Ricoh Leasing Co., Ltd...............................  2,500   64,127
    Riken Corp...........................................  5,000   17,292
    Riken Keiki Co., Ltd.................................  1,100   12,561
    Riken Technos Corp...................................  7,500   33,041
    Riso Kagaku Corp.....................................  2,500   36,017
    Round One Corp....................................... 12,200   82,476
    Ryobi, Ltd........................................... 22,000  104,282
    Ryoden Corp..........................................  7,000   43,992
    Ryosan Co., Ltd......................................  4,400  135,640
    Sakai Chemical Industry Co., Ltd..................... 20,000   54,507
    Sakai Ovex Co., Ltd..................................  7,000   10,338
    Sakata INX Corp......................................  4,000   50,905
    Sala Corp............................................  2,700   17,317
    SAMTY Co., Ltd.......................................  1,300   12,969
    San-Ai Oil Co., Ltd.................................. 10,000   67,139
    San-In Godo Bank, Ltd. (The)......................... 33,000  253,511
    Sanden Holdings Corp................................. 19,000   54,509
    Sanei Architecture Planning Co., Ltd.................  1,000   10,744
    Sanken Electric Co., Ltd............................. 12,000   42,230
    Sanko Metal Industrial Co., Ltd......................  3,000    8,565
    Sankyo Tateyama, Inc.................................  2,000   30,427
    Sanoh Industrial Co., Ltd............................  2,800   15,504
    Sansha Electric Manufacturing Co., Ltd...............    300    1,402
    Sanshin Electronics Co., Ltd.........................  3,900   34,388
    Sanyo Chemical Industries, Ltd.......................  6,000   52,101
    Sanyo Denki Co., Ltd.................................  3,000   14,147
    Sanyo Housing Nagoya Co., Ltd........................    700    6,453
    Sanyo Special Steel Co., Ltd......................... 19,000  101,412
    Sanyo Trading Co., Ltd...............................    700    8,699
    Satori Electric Co., Ltd.............................  2,500   16,490
    Sawada Holdings Co., Ltd.............................  1,700   16,407
    Saxa Holdings, Inc................................... 13,000   24,954
    SBI Holdings, Inc.................................... 29,600  320,544
    SBS Holdings, Inc....................................  1,900   13,122
    Scroll Corp..........................................  3,300   12,162
    Seika Corp...........................................  5,000   12,255
    Seikitokyu Kogyo Co., Ltd............................  2,600   13,092
    Seiko Holdings Corp.................................. 17,000   55,697
    Seino Holdings Co., Ltd.............................. 20,100  204,696
    Seiren Co., Ltd......................................  5,400   52,556
    Sekisui Plastics Co., Ltd............................ 11,000   36,021
    Senko Co., Ltd.......................................  6,000   37,590
    Senshu Ikeda Holdings, Inc........................... 35,300  153,302
    Senshukai Co., Ltd...................................  2,800   19,326
    Shibusawa Warehouse Co., Ltd. (The)..................  4,000   11,196
    Shibuya Corp.........................................  1,300   23,517

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------- --------
JAPAN -- (Continued)
    Shiga Bank, Ltd. (The)...............................  31,000 $147,583
    Shikibo, Ltd.........................................  25,000   25,996
    Shikoku Bank, Ltd. (The).............................  26,000   56,616
    Shikoku Chemicals Corp...............................   4,000   36,477
    Shima Seiki Manufacturing, Ltd.......................   2,700   53,082
    Shimachu Co., Ltd....................................   8,600  193,119
    Shimizu Bank, Ltd. (The).............................   1,500   40,569
    Shin Nippon Air Technologies Co., Ltd................   2,500   26,558
    Shinagawa Refractories Co., Ltd......................  10,000   17,815
    Shindengen Electric Manufacturing Co., Ltd...........   3,000   11,258
    Shinko Electric Industries Co., Ltd..................   9,900   54,185
    Shinko Plantech Co., Ltd.............................   4,200   30,400
    Shinko Shoji Co., Ltd................................   4,200   42,667
    Shinmaywa Industries, Ltd............................  20,000  132,579
    Shinnihon Corp.......................................   5,400   48,206
    Shinsei Bank, Ltd.................................... 236,000  354,039
    Shinsho Corp.........................................   6,000   10,078
    Shizuki Electric Co., Inc............................   3,000   16,468
    Shizuoka Gas Co., Ltd................................   7,500   56,410
    Shoei Foods Corp.....................................   1,500   19,510
    Showa Aircraft Industry Co., Ltd.....................   1,200   11,022
    Showa Corp...........................................   4,900   28,341
    Showa Denko KK.......................................  20,300  206,899
    Showa Sangyo Co., Ltd................................   8,000   38,342
    Sinanen Holdings Co., Ltd............................   7,000   28,183
    Sinfonia Technology Co., Ltd.........................  20,000   35,402
    Sinko Industries, Ltd................................     200    2,307
    SKY Perfect JSAT Holdings, Inc.......................   7,000   30,851
    SMK Corp.............................................   9,000   30,149
    Sodick Co., Ltd......................................   5,900   46,160
    Sojitz Corp.......................................... 173,100  417,066
    SPK Corp.............................................     600   12,321
    ST Corp..............................................   1,300   14,865
    Sumco Corp...........................................  16,500  122,552
    Sumida Corp..........................................   2,000   17,100
    Suminoe Textile Co., Ltd.............................  12,000   21,874
    Sumitomo Bakelite Co., Ltd...........................  26,000  124,773
    Sumitomo Densetsu Co., Ltd...........................   2,600   29,222
    Sumitomo Forestry Co., Ltd...........................  15,800  222,534
    Sumitomo Heavy Industries, Ltd.......................  70,000  332,111
    Sumitomo Osaka Cement Co., Ltd.......................  37,000  176,584
    Sumitomo Precision Products Co., Ltd.................   6,000   19,152
    Sumitomo Riko Co., Ltd...............................   5,400   48,276
    Sumitomo Rubber Industries, Ltd......................  17,100  241,361
    Sumitomo Seika Chemicals Co., Ltd....................   5,000   30,102
    Sumitomo Warehouse Co., Ltd. (The)...................  16,000   84,001
    Sun Corp.............................................   1,200    8,095
    Sun-Wa Technos Corp..................................   1,500   10,310
*   SWCC Showa Holdings Co., Ltd.........................  54,000   33,607
    T Hasegawa Co., Ltd..................................   2,800   50,646
    T RAD Co., Ltd.......................................   8,000   15,341
    Tabuchi Electric Co., Ltd............................   3,100   10,773
    Tachi-S Co., Ltd.....................................   1,500   25,781

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------- --------
JAPAN -- (Continued)
    Tachibana Eletech Co., Ltd...........................   2,600 $ 29,064
    Tachikawa Corp.......................................   1,500   10,632
    Tadano, Ltd..........................................  15,000  144,727
    Taihei Dengyo Kaisha, Ltd............................   4,000   40,926
    Taiheiyo Cement Corp................................. 143,000  408,686
    Taiheiyo Kouhatsu, Inc...............................  15,000   10,496
    Taiho Kogyo Co., Ltd.................................   3,800   40,724
    Taikisha, Ltd........................................   2,200   59,259
    Taiyo Yuden Co., Ltd.................................  12,900  114,747
    Takagi Securities Co., Ltd...........................   7,000    9,128
    Takaoka Toko Co., Ltd................................     600   10,485
    Takara Standard Co., Ltd.............................   8,000   76,901
    Takasago International Corp..........................     900   21,792
    Takasago Thermal Engineering Co., Ltd................   5,600   73,615
    Takashimaya Co., Ltd.................................  41,000  310,632
*   Takata Corp..........................................   2,000    8,024
    Take And Give Needs Co., Ltd.........................   1,900    7,421
    Takeei Corp..........................................   2,300   19,648
    Takiron Co., Ltd.....................................   9,000   43,868
    Tamron Co., Ltd......................................   2,200   31,941
    Tamura Corp..........................................  11,000   33,617
    Tayca Corp...........................................   7,000   35,671
    TBK Co., Ltd.........................................   4,700   17,296
    TECHNO ASSOCIE Co., Ltd..............................   1,200   11,687
    Techno Medica Co., Ltd...............................     800   12,376
    Tekken Corp..........................................   6,000   22,040
    THK Co., Ltd.........................................  12,600  248,946
    Toa Corp.(6894434)...................................   2,500   24,350
    Toa Corp.(6894508)...................................  43,000   74,251
#   Toa Oil Co., Ltd.....................................  10,000   11,583
    TOA ROAD Corp........................................   9,000   24,400
    Toagosei Co., Ltd....................................  12,900  129,222
    Tocalo Co., Ltd......................................   1,700   33,603
    Tochigi Bank, Ltd. (The).............................  22,000   90,274
    Toda Corp............................................  28,000  140,349
    Toda Kogyo Corp......................................   5,000   14,057
    Toei Co., Ltd........................................   7,000   63,158
    Toenec Corp..........................................   9,000   52,389
    Togami Electric Manufacturing Co., Ltd...............   3,000   11,873
    Toho Bank, Ltd. (The)................................  36,000  134,956
    Toho Co., Ltd........................................     600   14,010
    Toho Holdings Co., Ltd...............................     700   15,708
    Toho Zinc Co., Ltd...................................  18,000   60,651
    Tohoku Bank, Ltd. (The)..............................  12,000   17,157
    Tokai Carbon Co., Ltd................................  34,000   87,611
    Tokai Rika Co., Ltd..................................   3,400   64,533
    Tokai Tokyo Financial Holdings, Inc..................  25,800  119,569
    Tokushu Tokai Paper Co., Ltd.........................  14,000   49,877
    Tokyo Dome Corp......................................   9,500   84,977
    Tokyo Electron Device, Ltd...........................   1,100   16,149
    Tokyo Energy & Systems, Inc..........................   5,000   56,919
    Tokyo Keiki, Inc.....................................   6,000    9,832
    Tokyo Ohka Kogyo Co., Ltd............................   4,600  136,310

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES  VALUE++
                                                          ------- --------
JAPAN -- (Continued)
    Tokyo Sangyo Co., Ltd................................   4,000 $ 14,004
    Tokyo Steel Manufacturing Co., Ltd...................   7,500   52,973
    Tokyo Tekko Co., Ltd.................................   9,000   33,136
    Tokyo TY Financial Group, Inc........................   3,200   83,642
    Tokyu Recreation Co., Ltd............................   1,000    7,389
    Toli Corp............................................   8,000   25,633
    Tomato Bank, Ltd.....................................  10,000   15,012
    Tomoe Corp...........................................   6,700   22,744
    Tomoku Co., Ltd......................................  11,000   32,755
    TOMONY Holdings, Inc.................................  25,500   95,580
    Tonami Holdings Co., Ltd.............................  12,000   32,081
    Toppan Forms Co., Ltd................................   5,800   64,003
    Topy Industries, Ltd.................................  39,000   86,486
    Torii Pharmaceutical Co., Ltd........................   1,000   22,098
    Tosei Corp...........................................   4,300   33,926
    Toshiba Machine Co., Ltd.............................   7,000   23,533
    Tosoh Corp...........................................  68,000  345,020
    Tottori Bank, Ltd. (The).............................   8,000   13,379
    Towa Bank, Ltd. (The)................................  39,000   34,399
    Towa Corp............................................   1,800   19,640
    Toyo Ink SC Holdings Co., Ltd........................  24,000  103,865
    Toyo Kanetsu K.K.....................................  12,000   24,597
    Toyo Kohan Co., Ltd..................................  15,400   37,761
    Toyo Securities Co., Ltd.............................  10,000   18,648
    Toyo Seikan Group Holdings, Ltd......................   6,200  120,790
    Toyo Tanso Co., Ltd..................................   1,200   17,817
    Toyo Tire & Rubber Co., Ltd..........................  12,000  120,169
    Toyo Wharf & Warehouse Co., Ltd......................   8,000   11,364
    Toyobo Co., Ltd......................................  63,000  118,943
    Toyoda Gosei Co., Ltd................................   8,300  180,301
    TPR Co., Ltd.........................................   1,200   25,444
    TS Tech Co., Ltd.....................................   5,900  134,341
    Tsubakimoto Chain Co.................................  17,000  115,500
    Tsugami Corp.........................................   7,000   29,836
    Tsukishima Kikai Co., Ltd............................   2,800   29,135
    Tsukuba Bank, Ltd....................................  11,600   36,016
    Tsurumi Manufacturing Co., Ltd.......................   2,300   34,265
    Tv Tokyo Holdings Corp...............................     900   19,145
    U-Shin, Ltd..........................................   4,800   30,327
    UACJ Corp............................................  34,000   83,622
    Ube Industries, Ltd.................................. 147,000  256,286
    Uchida Yoko Co., Ltd.................................  11,000   49,627
    UKC Holdings Corp....................................   1,800   28,318
*   Uniden Holdings Corp.................................  11,000   13,229
    Union Tool Co........................................     800   22,960
    Unipres Corp.........................................   5,800   94,479
    United Super Markets Holdings, Inc...................   5,800   55,975
*   Universal Entertainment Corp.........................   2,500   64,421
    UNY Group Holdings Co., Ltd..........................  26,500  214,538
    Vital KSK Holdings, Inc..............................   3,800   35,823
    Vitec Holdings Co., Ltd..............................   1,300   12,842
    Wacoal Holdings Corp.................................  15,000  163,959
    Wakachiku Construction Co., Ltd......................  12,000   19,067

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
JAPAN -- (Continued)
    Wakita & Co., Ltd....................................   4,700 $    31,663
    Warabeya Nichiyo Co., Ltd............................   1,700      35,796
    Xebio Holdings Co., Ltd..............................   3,900      56,182
    Yahagi Construction Co., Ltd.........................   2,000      18,103
    YAMABIKO Corp........................................   3,500      27,616
    Yamagata Bank, Ltd. (The)............................  21,000      89,347
    Yamaguchi Financial Group, Inc.......................  28,428     280,746
    Yamaichi Electronics Co., Ltd........................   2,000      15,000
    Yamanashi Chuo Bank, Ltd. (The)......................  25,000     103,905
    Yamatane Corp........................................  15,000      20,161
    Yamato Corp..........................................   2,100      11,392
    Yamato Kogyo Co., Ltd................................   4,900     138,355
    Yashima Denki Co., Ltd...............................   2,100      11,868
    Yellow Hat, Ltd......................................   1,400      32,077
    Yokogawa Bridge Holdings Corp........................   5,800      65,488
    Yokohama Reito Co., Ltd..............................   9,700     100,169
    Yokohama Rubber Co., Ltd. (The)......................  15,000     201,453
    Yondenko Corp........................................   3,000      11,454
    Yorozu Corp..........................................   1,800      28,038
    Yuasa Funashoku Co., Ltd.............................   5,000      14,123
    Yuasa Trading Co., Ltd...............................   2,200      48,314
    Yurtec Corp..........................................   9,000      53,094
    Yusen Logistics Co., Ltd.............................   2,500      27,509
    Zeon Corp............................................  19,000     156,790
                                                                  -----------
TOTAL JAPAN..............................................          47,535,251
                                                                  -----------
MALAYSIA -- (0.9%)
    Affin Holdings Bhd...................................  23,100      12,104
    AirAsia Bhd.......................................... 146,300     105,412
    Alliance Financial Group Bhd......................... 124,700     122,097
    AMMB Holdings Bhd.................................... 273,700     289,480
#   Berjaya Corp. Bhd.................................... 221,100      19,032
    Boustead Holdings Bhd................................ 106,008      54,193
*   Bumi Armada Bhd...................................... 304,600      56,076
    Coastal Contracts Bhd................................  28,800      10,696
*   Dayang Enterprise Holdings Bhd.......................  53,900      13,178
#   DRB-Hicom Bhd........................................ 155,700      34,633
#*  Eastern & Oriental Bhd............................... 106,878      44,621
*   Eco World Development Group Bhd...................... 109,600      34,760
    Ekovest BHD..........................................  58,700      22,601
#   Evergreen Fibreboard Bhd.............................  67,500      15,996
#   Felda Global Ventures Holdings Bhd................... 193,500      88,062
    Hong Leong Financial Group Bhd.......................  20,710      77,525
    IOI Properties Group Bhd............................. 189,800     110,070
*   JAKS Resources Bhd...................................  41,600       9,510
#   Jaya Tiasa Holdings Bhd..............................  70,100      18,971
    JCY International Bhd................................ 117,100      17,135
    Kian JOO CAN Factory Bhd.............................  15,800      11,653
*   KNM Group Bhd........................................ 319,100      32,405
    KSL Holdings Bhd.....................................  33,600       9,328
    LBS Bina Group Bhd...................................  54,100      21,533
    Magnum Bhd...........................................  48,100      28,373
    Mah Sing Group Bhd................................... 174,200      69,341

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
MALAYSIA -- (Continued)
    Malayan Flour Mills Bhd..............................  57,300 $   20,981
#   Malaysia Building Society Bhd........................ 124,200     21,089
    Malaysian Pacific Industries Bhd.....................  11,300     22,221
#   Malaysian Resources Corp. Bhd........................ 104,700     30,116
    Media Prima Bhd...................................... 125,500     44,730
    Mega First Corp. Bhd.................................  32,300     14,628
    Mitrajaya Holdings Bhd...............................  56,300     18,821
    MKH Bhd..............................................  33,400     21,659
    MMC Corp. Bhd........................................  92,500     47,780
    Muhibbah Engineering M Bhd...........................  25,800     14,110
    Paramount Corp. Bhd..................................  29,700      9,931
#*  Parkson Holdings Bhd.................................  66,800     12,804
    POS Malaysia Bhd.....................................  38,600     27,054
    Press Metal Bhd......................................   7,200      7,378
    Sapurakencana Petroleum Bhd.......................... 396,100    140,649
    Sarawak Oil Palms Bhd................................  12,400     11,067
    Selangor Properties Bhd..............................   9,400     10,667
#   SP Setia Bhd Group...................................  26,100     19,701
    Star Media Group Bhd.................................  19,500     12,541
*   Sumatec Resources Bhd................................ 805,800     19,995
    Sunway Bhd...........................................  72,600     52,259
#   Supermax Corp. Bhd...................................  43,100     22,029
    Ta Ann Holdings Bhd..................................  24,840     20,561
    TA Enterprise Bhd.................................... 144,500     17,764
    TDM Bhd.............................................. 101,100     17,031
    Tropicana Corp. Bhd..................................  44,500     11,587
#   UEM Sunrise Bhd...................................... 225,600     57,770
    UMW Holdings Bhd.....................................  62,600     87,782
*   UMW Oil & Gas Corp. Bhd..............................  84,300     18,644
    Unisem M Bhd.........................................  37,600     24,877
    UOA Development Bhd..................................  54,800     32,327
    VS Industry Bhd......................................  68,500     22,231
    WCT Holdings Bhd.....................................  87,900     33,753
    Yinson Holdings Bhd..................................  48,000     36,263
*   YNH Property Bhd.....................................  43,586     20,487
                                                                  ----------
TOTAL MALAYSIA...........................................          2,332,072
                                                                  ----------
MEXICO -- (1.2%)
    Alfa S.A.B. de C.V. Class A..........................  14,611     23,845
    Alpek S.A.B. de C.V..................................  51,802     91,890
*   Axtel S.A.B. de C.V..................................  70,700     21,078
    Banregio Grupo Financiero S.A.B. de C.V..............  28,003    160,147
    Bolsa Mexicana de Valores S.A.B. de C.V..............  60,300    106,385
*   Cemex S.A.B. de C.V.................................. 905,938    690,446
    Consorcio ARA S.A.B. de C.V. Series *................  71,600     26,540
    Credito Real S.A.B. de C.V. SOFOM ER.................  24,453     45,724
*   Genomma Lab Internacional S.A.B. de C.V. Class B..... 115,300    132,580
    Gentera S.A.B. de C.V................................  45,722     84,909
*   Grupo Aeromexico S.A.B. de C.V.......................  36,762     71,681
    Grupo Aeroportuario del Pacifico S.A.B. de C.V.
      Class B............................................   2,000     19,662
    Grupo Comercial Chedraui S.A. de C.V.................  44,994    101,866
    Grupo Elektra S.A.B. de C.V..........................   6,443     95,253
*   Grupo Famsa S.A.B. de C.V. Class A...................  16,635      7,106

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
MEXICO -- (Continued)
    Grupo Financiero Interacciones SA de C.V. Class O....   8,660 $   42,815
    Grupo Herdez S.A.B. de C.V. Series *.................  18,587     38,403
    Grupo Rotoplas S.A.B. de C.V.........................   6,100     10,759
    Grupo Sanborns S.A.B. de C.V.........................  35,336     44,476
*   Grupo Simec S.A.B. de C.V. Series B..................  14,163     31,637
*   Hoteles City Express S.A.B. de C.V...................  20,335     21,582
    Industrias Bachoco S.A.B. de C.V. Series B...........  21,717     94,072
*   Industrias CH S.A.B. de C.V. Series B................  19,961     80,174
    Industrias Penoles S.A.B. de C.V.....................  11,145    285,467
*   La Comer S.A.B. de C.V...............................  55,136     49,108
    Megacable Holdings S.A.B. de C.V.....................  34,941    141,628
    Mexichem S.A.B. de C.V............................... 133,000    290,188
*   Minera Frisco S.A.B. de C.V. Class A1................  17,449     14,359
*   OHL Mexico S.A.B. de C.V............................. 102,301    140,821
    Organizacion Cultiba S.A.B. de C.V...................  17,300     20,234
*   Organizacion Soriana S.A.B. de C.V. Class B..........  33,451     82,334
    Qualitas Controladora S.A.B. de C.V..................  22,354     31,236
    TV Azteca S.A.B. de C.V.............................. 199,909     32,519
    Vitro S.A.B. de C.V. Series A........................   3,928     12,854
                                                                  ----------
TOTAL MEXICO.............................................          3,143,778
                                                                  ----------
NETHERLANDS -- (1.1%)
    Accell Group.........................................   2,177     56,525
    APERAM SA............................................  14,890    623,427
    Arcadis NV...........................................   5,437     72,763
    ASM International NV.................................   6,501    253,383
    BinckBank NV.........................................   6,041     33,727
    Boskalis Westminster.................................   8,637    317,437
    Delta Lloyd NV.......................................  35,201    125,606
*   Fugro NV.............................................   8,871    157,625
    Gemalto NV...........................................   1,784    117,571
*   Heijmans NV..........................................   3,568     33,191
    Hunter Douglas NV....................................     426     21,294
    KAS Bank NV..........................................   2,750     29,425
    Kendrion NV..........................................     971     26,091
    Koninklijke BAM Groep NV.............................   3,450     13,548
    Koninklijke DSM NV...................................  11,507    736,493
*   Ordina NV............................................  15,728     28,136
    SBM Offshore NV......................................  24,767    332,099
    Telegraaf Media Groep NV.............................   2,312      9,437
*   TomTom NV............................................   3,858     32,946
    Van Lanschot NV......................................     818     13,727
                                                                  ----------
TOTAL NETHERLANDS........................................          3,034,451
                                                                  ----------
NEW ZEALAND -- (0.5%)
    Air New Zealand, Ltd.................................  79,766    127,058
    Chorus, Ltd..........................................  31,885    103,227
    EBOS Group, Ltd......................................  12,383    147,725
    Heartland Bank, Ltd..................................  32,027     30,731
    Kathmandu Holdings, Ltd..............................   8,247     10,743
    Mainfreight, Ltd.....................................   5,949     74,088
    Metlifecare, Ltd.....................................  13,928     56,753

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
NEW ZEALAND -- (Continued)
*   New Zealand Oil & Gas, Ltd...........................  52,220 $   17,400
    New Zealand Refining Co., Ltd. (The).................  18,373     32,479
    Nuplex Industries, Ltd...............................  27,950    107,260
*   NZME, Ltd............................................  28,793     17,396
    Port of Tauranga, Ltd................................   3,237     45,779
    Sanford, Ltd.........................................   7,981     32,351
    Skellerup Holdings, Ltd..............................  26,569     24,548
    SKY Network Television, Ltd..........................  36,905    130,468
    SKYCITY Entertainment Group, Ltd.....................   9,177     33,560
    Steel & Tube Holdings, Ltd...........................   7,277     11,037
    Summerset Group Holdings, Ltd........................  19,648     67,281
    Tourism Holdings, Ltd................................  15,938     33,860
    Tower, Ltd...........................................  20,066     19,308
    Trade Me Group, Ltd..................................  58,677    217,313
    Warehouse Group, Ltd. (The)..........................  13,394     27,105
                                                                  ----------
TOTAL NEW ZEALAND........................................          1,367,470
                                                                  ----------
NORWAY -- (0.7%)
    ABG Sundal Collier Holding ASA.......................  16,320      9,919
#*  Akastor ASA..........................................  10,457     10,383
    Aker ASA Class A.....................................   3,314     99,639
*   Aker Solutions ASA...................................  16,892     71,341
    American Shipping Co. ASA............................   4,703     13,847
    Atea ASA.............................................   4,794     50,141
    Austevoll Seafood ASA................................  11,362    100,189
    Bonheur ASA..........................................   1,849     10,315
    BW LPG, Ltd..........................................   8,205     29,257
*   DNO ASA..............................................  88,318     91,431
*   Fred Olsen Energy ASA................................   7,263     14,422
    Frontline, Ltd.......................................   3,248     25,597
    Grieg Seafood ASA....................................   4,387     29,180
    Hoegh LNG Holdings Ltd...............................   4,973     52,019
*   Kongsberg Automotive ASA.............................  75,985     52,855
    Kongsberg Gruppen ASA................................     804     12,019
    Kvaerner ASA.........................................  23,416     22,088
    Ocean Yield ASA......................................   4,884     40,183
#*  Petroleum Geo-Services ASA...........................  28,638     57,562
#   Prosafe SE...........................................  28,794      2,413
#*  REC Silicon ASA...................................... 331,659     63,431
#*  Seadrill, Ltd........................................  27,231     82,448
    SpareBank 1 SMN......................................   5,946     33,255
    SpareBank 1 SR-Bank ASA..............................   5,594     26,005
    Stolt-Nielsen, Ltd...................................   2,923     36,773
*   Storebrand ASA.......................................  59,551    226,274
*   Subsea 7 SA..........................................  34,422    372,031
    TGS Nopec Geophysical Co. ASA........................  12,605    211,210
*   Treasure ASA.........................................   6,223     12,096
    Wilh Wilhelmsen ASA..................................   6,223     14,742

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
NORWAY -- (Continued)
    Wilh Wilhelmsen Holding ASA Class A..................     1,805 $   34,171
                                                                    ----------
TOTAL NORWAY.............................................            1,907,236
                                                                    ----------
PHILIPPINES -- (0.4%)
    Alliance Global Group, Inc...........................   238,100     81,790
*   Bloomberry Resorts Corp..............................   162,000     19,281
    Cebu Air, Inc........................................    20,800     48,126
    Cosco Capital, Inc...................................   316,400     54,033
    East West Banking Corp...............................    52,800     23,429
    Filinvest Land, Inc.................................. 1,428,000     59,071
    First Philippine Holdings Corp.......................    37,740     56,737
    Lopez Holdings Corp..................................   459,100     74,555
*   Megawide Construction Corp...........................   123,000     29,213
    Megaworld Corp....................................... 1,643,000    175,627
    Pepsi-Cola Products Philippines, Inc.................   178,000     12,934
    Petron Corp..........................................   324,100     73,684
*   Philippine National Bank.............................    35,300     47,038
    RFM Corp.............................................   131,000     11,904
    Rizal Commercial Banking Corp........................    18,900     12,964
    San Miguel Corp......................................    53,450     93,084
    Security Bank Corp...................................     7,560     35,163
*   SSI Group, Inc.......................................   211,000     14,308
    Trans-Asia Oil & Energy Development Corp.............   253,000     12,513
    Travellers International Hotel Group, Inc............   211,000     16,125
    Union Bank of the Philippines........................    11,520     17,512
    Vista Land & Lifescapes, Inc.........................   853,600    108,841
                                                                    ----------
TOTAL PHILIPPINES........................................            1,077,932
                                                                    ----------
POLAND -- (0.3%)
*   Alior Bank SA........................................     6,615     85,735
    Asseco Poland SA.....................................     8,397    115,374
*   Bank Millennium SA...................................    18,070     21,225
    Boryszew SA..........................................    15,012     22,389
*   ComArch SA...........................................       584     22,504
    Emperia Holding SA...................................       805     12,178
*   Enea SA..............................................    31,970     89,824
*   Getin Noble Bank SA..................................    47,639      5,247
    Grupa Azoty SA.......................................     1,066     19,853
*   Grupa Lotos SA.......................................    12,793     96,027
*   Jastrzebska Spolka Weglowa SA........................     6,931     44,467
    Kernel Holding SA....................................     6,884    109,326
    Netia SA.............................................    52,472     59,276
    Pfleiderer Grajewo SA................................       800      6,155
*   PKP Cargo SA.........................................       965      8,484
*   Polnord SA...........................................     3,436      9,094
*   Tauron Polska Energia SA.............................   124,898     98,658
    Trakcja SA...........................................     3,837     11,045
*   Vistula Group SA.....................................    28,150     23,969

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES   VALUE++
                                                          --------- --------
POLAND -- (Continued)
    Warsaw Stock Exchange................................       370 $  3,238
                                                                    --------
TOTAL POLAND.............................................            864,068
                                                                    --------
PORTUGAL -- (0.2%)
*   Banco BPI SA.........................................    59,339   74,048
#*  Banco Comercial Portugues SA Class R................. 2,854,010   64,498
    Corticeira Amorim SGPS SA............................     4,746   38,192
    EDP Renovaveis SA....................................    26,435  213,958
    Mota-Engil SGPS SA...................................    13,251   25,400
    Navigator Co SA (The)................................     4,534   14,384
    Semapa-Sociedade de Investimento e Gestao............     1,236   15,511
    Sonae Capital SGPS SA................................    15,124    9,986
    Sonae SGPS SA........................................   157,338  122,488
                                                                    --------
TOTAL PORTUGAL...........................................            578,465
                                                                    --------
SINGAPORE -- (0.8%)
    Accordia Golf Trust..................................    58,300   29,154
    Bukit Sembawang Estates, Ltd.........................    10,000   37,634
    Centurion Corp., Ltd.................................    33,600    8,924
    China Aviation Oil Singapore Corp., Ltd..............    10,400   11,355
    Chip Eng Seng Corp., Ltd.............................    72,300   33,873
#*  COSCO Corp. Singapore, Ltd...........................    53,200   11,588
    CSE Global, Ltd......................................    33,100   11,240
*   Ezion Holdings, Ltd..................................   223,860   50,803
*   Ezra Holdings, Ltd...................................   522,200   19,884
    Far East Orchard, Ltd................................    37,800   43,364
    Frasers Centrepoint, Ltd.............................    29,600   33,499
    Golden Agri-Resources, Ltd...........................   878,700  236,704
    GSH Corp., Ltd. COMMON STOCK NPV.....................    53,400   13,741
    GuocoLand, Ltd.......................................    31,600   44,108
    Ho Bee Land, Ltd.....................................    50,700   83,732
    Hong Fok Corp., Ltd..................................    59,290   31,300
    Hong Leong Asia, Ltd.................................    16,500    9,285
    Hotel Grand Central, Ltd.............................    21,600   21,253
    Hutchison Port Holdings Trust........................   453,000  215,539
    Hyflux, Ltd..........................................    66,200   28,701
    Indofood Agri Resources, Ltd.........................    72,700   25,085
    Lian Beng Group, Ltd.................................    28,800   10,232
    Midas Holdings, Ltd..................................   229,800   42,073
*   Nam Cheong, Ltd......................................   135,500    6,814
#*  Noble Group, Ltd.....................................   812,400   98,919
    OUE, Ltd.............................................    30,200   33,818
    Pacc Offshore Services Holdings, Ltd.................    41,200   10,963
    Raffles Education Corp., Ltd.........................   105,800   15,632
    Religare Health Trust................................    48,300   36,422
    SembCorp Industries, Ltd.............................    58,700  122,687
    SHS Holdings, Ltd....................................    60,200    8,612
*   SIIC Environment Holdings, Ltd.......................    65,200   28,298
    Sim Lian Group, Ltd..................................    16,300   11,510
    Sinarmas Land, Ltd...................................   120,100   40,784
#   Sino Grandness Food Industry Group, Ltd..............    60,300   26,391
    Stamford Land Corp., Ltd.............................    17,400    6,220

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
SINGAPORE -- (Continued)
    Sunningdale Tech, Ltd................................  16,960 $   13,564
*   Swiber Holdings, Ltd.................................  92,600      7,529
    Tat Hong Holdings, Ltd...............................  50,300     20,587
    Tuan Sing Holdings, Ltd.............................. 132,600     28,754
    UMS Holdings, Ltd....................................  35,000     15,531
    United Engineers, Ltd................................  71,900    123,349
    United Industrial Corp., Ltd.........................  30,700     62,597
    UOB-Kay Hian Holdings, Ltd...........................  10,200     10,004
    UOL Group, Ltd.......................................  63,900    275,699
#*  Vard Holdings, Ltd................................... 106,800     12,259
    Wheelock Properties Singapore, Ltd...................  38,200     41,722
    Wing Tai Holdings, Ltd...............................  20,100     26,118
                                                                  ----------
TOTAL SINGAPORE..........................................          2,137,854
                                                                  ----------
SOUTH AFRICA -- (2.3%)
    Adcorp Holdings, Ltd.................................  21,940     28,478
    Aeci, Ltd............................................  14,501     98,731
    African Oxygen, Ltd..................................  14,955     21,531
    African Rainbow Minerals, Ltd........................  11,014     78,402
    Alexander Forbes Group Holdings, Ltd.................  57,501     25,923
*   AngloGold Ashanti, Ltd. Sponsored ADR................  47,956  1,050,716
*   ArcelorMittal South Africa, Ltd......................  44,967     27,584
    Ascendis Health, Ltd.................................   8,186     14,002
    Assore, Ltd..........................................   4,628     61,558
    Astral Foods, Ltd....................................   5,784     50,451
    Barloworld, Ltd......................................  38,005    225,267
    Blue Label Telecoms, Ltd.............................  67,074     89,378
    Caxton and CTP Publishers and Printers, Ltd..........   3,840      3,870
    Clover Industries, Ltd...............................  21,513     29,797
*   Consolidated Infrastructure Group, Ltd...............   6,173     11,735
    DataTec, Ltd.........................................  20,544     74,348
    Distell Group, Ltd...................................   1,465     17,535
    DRDGOLD, Ltd.........................................  15,885     13,023
    EOH Holdings, Ltd....................................   4,536     46,326
    Exxaro Resources, Ltd................................  16,842    100,883
    Foschini Group, Ltd. (The)...........................   4,983     53,469
    Gold Fields, Ltd. Sponsored ADR...................... 111,297    691,154
    Grand Parade Investments, Ltd........................  33,085      8,213
    Grindrod, Ltd........................................  89,727     74,697
    Group Five, Ltd......................................  22,334     36,624
*   Harmony Gold Mining Co., Ltd.........................  11,394     51,552
*   Harmony Gold Mining Co., Ltd. Sponsored ADR..........  39,848    182,105
    Holdsport, Ltd.......................................   3,511     14,922
    Hudaco Industries, Ltd...............................   3,361     24,814
    Hulamin, Ltd.........................................  20,234      8,489
*   Impala Platinum Holdings, Ltd........................  66,123    291,836
    Imperial Holdings, Ltd...............................  27,601    329,867
    Invicta Holdings, Ltd................................   5,705     24,154
    KAP Industrial Holdings, Ltd......................... 158,538     74,116
    Lewis Group, Ltd.....................................  15,295     47,902
    Liberty Holdings, Ltd................................  11,927    105,293
    Metair Investments, Ltd..............................  19,559     28,914
    MMI Holdings, Ltd....................................  93,872    156,589

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
SOUTH AFRICA -- (Continued)
    Mpact, Ltd........................................... 26,604 $   64,741
    Murray & Roberts Holdings, Ltd....................... 52,997     49,052
    Nampak, Ltd.......................................... 55,853     85,353
*   Northam Platinum, Ltd................................ 33,963    126,095
    Omnia Holdings, Ltd.................................. 10,176    120,880
    Peregrine Holdings, Ltd.............................. 24,237     52,688
*   Pinnacle Holdings, Ltd............................... 10,800     12,834
    Raubex Group, Ltd.................................... 15,101     20,787
    RCL Foods, Ltd....................................... 11,389     11,491
    Reunert, Ltd......................................... 23,184    104,412
*   Royal Bafokeng Platinum, Ltd.........................  4,055     15,163
    Santam, Ltd..........................................    690     11,593
*   Sappi, Ltd........................................... 75,927    386,229
    Sibanye Gold, Ltd.................................... 68,192    317,834
*   Super Group, Ltd..................................... 43,179    126,433
    Telkom SA SOC, Ltd................................... 38,188    177,225
    Tongaat Hulett, Ltd.................................. 14,412    124,164
    Transaction Capital, Ltd............................. 13,249     10,451
    Trencor, Ltd......................................... 18,666     53,886
    Tsogo Sun Holdings, Ltd.............................. 23,481     49,060
    Wilson Bayly Holmes-Ovcon, Ltd.......................  8,483     72,915
                                                                 ----------
TOTAL SOUTH AFRICA.......................................         6,267,534
                                                                 ----------
SOUTH KOREA -- (5.6%)
*   AJ Rent A Car Co., Ltd...............................  2,448     22,842
    AK Holdings, Inc.....................................    665     39,454
*   Amotech Co., Ltd.....................................  1,619     26,719
    Asia Cement Co., Ltd.................................    286     19,901
    ASIA Holdings Co., Ltd...............................    180     16,970
*   Asia Paper Manufacturing Co., Ltd....................    872     19,483
*   Asiana Airlines, Inc................................. 15,989     68,862
    Binggrae Co., Ltd....................................    997     56,045
    BNK Financial Group, Inc............................. 40,507    318,781
*   Bohae Brewery Co., Ltd............................... 20,618     25,606
    BYC Co., Ltd.........................................     48     20,549
*   Capro Corp...........................................  5,965     21,973
*   China Great Star International, Ltd.................. 10,452     18,107
    Chinyang Holdings Corp...............................  5,979     19,621
    CJ Hellovision Co., Ltd..............................  4,375     36,077
    CJ O Shopping Co., Ltd...............................    464     67,076
    CKD Bio Corp.........................................    780     20,538
    CS Wind Corp.........................................  1,031     22,323
    D.I Corp.............................................  6,125     24,696
    Dae Dong Industrial Co., Ltd.........................  1,833     13,019
    Daeduck Electronics Co...............................  5,565     39,126
    Daeduck GDS Co., Ltd.................................  2,468     29,321
    Daehan Steel Co., Ltd................................  2,678     22,029
    Daelim Industrial Co., Ltd...........................  3,535    265,583
    Daesang Corp.........................................  2,758     74,931
    Daesang Holdings Co., Ltd............................  1,861     20,934
*   Daewoo Shipbuilding & Marine Engineering Co., Ltd.... 16,524     66,087
    Daishin Securities Co., Ltd..........................  6,759     63,781
    DGB Financial Group, Inc............................. 23,742    191,259

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
SOUTH KOREA -- (Continued)
    Digital Power Communications Co., Ltd................  4,510 $ 15,497
    Dong Ah Tire & Rubber Co., Ltd.......................    626   14,729
    Dongbu Insurance Co., Ltd............................  6,227  353,961
*   Dongbu Securities Co., Ltd...........................  3,758   12,948
    Dongkuk Industries Co., Ltd..........................  3,625   19,836
*   Dongkuk Steel Mill Co., Ltd.......................... 10,163   82,535
    Dongkuk Structures & Construction Co., Ltd...........  3,652   25,473
    DONGSUNG Corp........................................  1,792   10,833
    Dongwha Pharm Co., Ltd...............................  2,476   21,953
    Dongwon Development Co., Ltd.........................  7,062   31,176
    Dongwon Industries Co., Ltd..........................    182   45,917
    Doosan Corp..........................................  1,206  121,528
*   Doosan Engine Co., Ltd...............................  4,222   17,068
    Doosan Heavy Industries & Construction Co., Ltd......  7,431  174,705
#*  Doosan Infracore Co., Ltd............................ 20,002  142,766
    DRB Holding Co., Ltd.................................  2,027   26,127
    DY Corp..............................................  2,973   16,749
    e-LITECOM Co., Ltd...................................  1,501   16,103
    E-MART, Inc..........................................  3,008  439,437
    Eagon Industrial, Ltd................................  1,585   18,471
    Easy Bio, Inc........................................  4,688   27,257
    Eugene Corp..........................................  5,400   25,685
*   Eugene Investment & Securities Co., Ltd.............. 10,226   26,253
    Eusu Holdings Co., Ltd...............................  2,480   23,246
    F&F Co., Ltd.........................................  1,301   17,045
*   FarmStory Co., Ltd................................... 13,834   20,539
    GOLFZONYUWONHOLDINGS Co., Ltd........................  3,262   24,542
#*  GS Engineering & Construction Corp...................  6,449  165,777
*   GS Global Corp.......................................  6,392   14,011
    GS Holdings Corp.....................................  7,295  315,211
    Gwangju Shinsegae Co., Ltd...........................     56   12,492
*   Halla Corp...........................................  2,965   13,464
    Halla Holdings Corp..................................  1,165   65,670
    Han Kuk Carbon Co., Ltd..............................  5,087   30,220
    Handsome Co., Ltd....................................  2,241   78,028
    Hanil Cement Co., Ltd................................    478   36,867
*   Hanjin Heavy Industries & Construction Co., Ltd......  7,176   28,718
    Hanjin Kal Corp......................................  5,565   87,592
#*  Hanjin Shipping Co., Ltd............................. 11,372   21,394
    Hanjin Transportation Co., Ltd.......................  1,442   41,041
*   Hanshin Construction.................................    370    7,180
*   Hansol Holdings Co., Ltd.............................  4,678   29,785
*   Hansol HomeDeco Co., Ltd.............................  8,230   13,711
    Hansol Paper Co., Ltd................................  2,443   49,795
    Hanwha Chemical Corp................................. 15,043  344,118
    Hanwha Corp..........................................  6,437  205,054
    Hanwha Galleria Timeworld Co., Ltd...................    477   20,110
    Hanwha General Insurance Co., Ltd....................  3,573   22,461
*   Hanwha Investment & Securities Co., Ltd.............. 15,005   42,198
    Hanwha Life Insurance Co., Ltd....................... 10,217   52,706
    Hanyang Eng Co., Ltd.................................  3,073   37,586
*   Harim Co., Ltd.......................................  5,009   20,395
*   Harim Holdings Co., Ltd..............................  5,448   26,288

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
SOUTH KOREA -- (Continued)
    Heung-A Shipping Co., Ltd............................ 13,920 $ 17,149
    Hitejinro Holdings Co., Ltd..........................  1,504   18,386
    HMC Investment Securities Co., Ltd...................  1,503   14,441
    HS R&A Co., Ltd......................................    629   20,727
    Humax Co., Ltd.......................................  2,411   31,449
    Huvis Corp...........................................  1,039    7,539
    Hwa Shin Co., Ltd....................................  3,479   23,264
    HwaSung Industrial Co., Ltd..........................  1,115   12,718
    Hy-Lok Corp..........................................  1,190   23,955
    Hyosung Corp.........................................  3,099  385,120
*   Hyundai BNG Steel Co., Ltd...........................    909    9,626
    Hyundai C&F, Inc.....................................    332    5,289
    Hyundai Corp.........................................  1,315   27,543
    Hyundai Department Store Co., Ltd....................  1,963  217,803
    Hyundai Engineering & Construction Co., Ltd.......... 11,140  367,564
    Hyundai Engineering Plastics Co., Ltd................  2,556   22,164
    Hyundai Home Shopping Network Corp...................    649   70,402
    Hyundai Hy Communications & Networks Co., Ltd........  7,263   24,846
    Hyundai Marine & Fire Insurance Co., Ltd.............  8,483  229,351
*   Hyundai Rotem Co., Ltd...............................  2,968   56,600
    Hyundai Securities Co., Ltd.......................... 21,834  134,392
    Hyundai Wia Corp.....................................  2,358  181,168
*   IHQ, Inc.............................................  2,491    4,781
*   Iljin Display Co., Ltd...............................  4,117   16,657
    Iljin Electric Co., Ltd..............................  2,455   10,878
    Iljin Holdings Co., Ltd..............................  3,429   23,248
    Ilshin Spinning Co., Ltd.............................    195   22,306
    iMarketKorea, Inc....................................  2,293   25,721
*   Insun ENT Co., Ltd...................................  4,199   20,993
    Intelligent Digital Integrated Security Co., Ltd.....  1,158   13,500
*   Interflex Co., Ltd...................................  1,527   22,673
    Interpark Holdings Corp..............................  6,230   33,126
    ISU Chemical Co., Ltd................................  1,279   19,732
    IsuPetasys Co., Ltd..................................  5,166   23,627
    JB Financial Group Co., Ltd.......................... 13,719   73,159
    Kangnam Jevisco Co., Ltd.............................    311   10,352
    KAON Media Co., Ltd..................................  1,968   20,917
    KB Capital Co., Ltd..................................  1,258   27,885
    KB Insurance Co., Ltd................................  5,860  148,643
    KC Green Holdings Co., Ltd...........................  1,848   13,629
    KCC Corp.............................................    827  291,502
    Keyang Electric Machinery Co., Ltd...................  5,858   31,915
    KG Chemical Corp.....................................  1,692   21,036
    KH Vatec Co., Ltd....................................  1,669   18,369
    KISCO Corp...........................................    486   17,324
    KISCO Holdings Co., Ltd..............................    274   14,888
    KISWIRE, Ltd.........................................  1,003   33,124
    KIWOOM Securities Co., Ltd...........................  1,653  116,832
*   KleanNara Co., Ltd...................................  4,228   21,915
    Kolao Holdings.......................................  2,645   19,527
    Kolon Corp...........................................    545   32,124
*   Kolon Global Corp....................................    710    9,741
    Kolon Industries, Inc................................  2,411  187,731

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
SOUTH KOREA -- (Continued)
    KONA I Co., Ltd......................................  1,285 $ 20,506
    Korea Alcohol Industrial Co., Ltd....................  1,855   15,278
    Korea Cast Iron Pipe Industries Co., Ltd.............  2,203   20,202
    Korea Circuit Co., Ltd...............................  1,872   16,739
    Korea Investment Holdings Co., Ltd...................  5,156  216,432
*   Korea Line Corp......................................  2,607   45,239
    Korea Petrochemical Ind Co., Ltd.....................    499  105,011
*   Korean Air Lines Co., Ltd............................  5,267  133,969
    Korean Reinsurance Co................................ 13,546  146,361
    Kortek Corp..........................................  2,019   22,454
    KPX Chemical Co., Ltd................................    288   13,013
    KSS LINE, Ltd........................................  1,335   20,138
*   KTB Investment & Securities Co., Ltd................. 11,121   29,358
    Kukdo Chemical Co., Ltd..............................    389   19,756
*   Kumho Industrial Co., Ltd............................  2,460   19,665
#   Kumho Petrochemical Co., Ltd.........................  1,518   82,507
#*  Kumho Tire Co., Inc.................................. 10,464   93,145
    Kumkang Kind Co., Ltd................................    101    4,686
    Kwang Dong Pharmaceutical Co., Ltd...................  3,842   32,644
    Kwangju Bank.........................................  4,097   34,703
    Kyobo Securities Co., Ltd............................  3,001   27,897
    Kyung-In Synthetic Corp..............................  2,605   14,967
    Kyungbang, Ltd.......................................     83   12,756
    Kyungchang Industrial Co., Ltd.......................  2,837   15,833
    Kyungdong Pharm Co., Ltd.............................  1,159   19,672
    LEADCORP, Inc. (The).................................  1,341   11,025
    LF Corp..............................................  2,992   55,818
    LG Hausys, Ltd.......................................    723   81,696
    LG Innotek Co., Ltd..................................  2,034  162,617
    LG International Corp................................  3,456  112,663
    LG Uplus Corp........................................ 28,591  279,860
    Lock&Lock Co., Ltd...................................  2,151   24,736
    LOTTE Fine Chemical Co., Ltd.........................  2,486   79,042
    Lotte Food Co., Ltd..................................     81   58,952
    LOTTE Himart Co., Ltd................................  1,394   55,736
*   Lotte Non-Life Insurance Co., Ltd....................  9,355   21,297
    LS Corp..............................................  2,748  131,072
    LS Industrial Systems Co., Ltd.......................  1,676   65,056
*   Lumens Co., Ltd......................................  6,649   27,193
    Mando Corp...........................................    828  192,529
    MegaStudy Co., Ltd...................................    162    4,877
    Meritz Financial Group, Inc..........................  4,265   47,229
    Meritz Fire & Marine Insurance Co., Ltd..............  7,104   97,340
    Meritz Securities Co., Ltd........................... 36,213  121,935
    Mirae Asset Daewoo Co., Ltd.......................... 27,146  220,642
    Mirae Asset Securities Co., Ltd......................  9,149  217,737
    MK Electron Co., Ltd.................................  2,558   26,775
    Moorim P&P Co., Ltd..................................  1,906    7,444
    Namhae Chemical Corp.................................  2,942   23,238
    Namyang Dairy Products Co., Ltd......................     49   29,871
*   Neowiz Games Corp....................................  2,253   28,299
    NEPES Corp...........................................  3,642   27,416
    Nexen Corp...........................................  2,860   20,411

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
SOUTH KOREA -- (Continued)
    Nexen Tire Corp......................................  3,873 $ 46,595
    NH Investment & Securities Co., Ltd.................. 20,898  194,532
*   NHN Entertainment Corp...............................  2,254  132,665
    Nong Shim Holdings Co., Ltd..........................    228   26,256
    NOROO Paint & Coatings Co., Ltd......................  2,353   22,087
#*  OCI Co., Ltd.........................................  2,482  206,962
*   Pan Ocean Co., Ltd...................................  7,519   24,707
    Pan-Pacific Co., Ltd.................................  5,325   18,145
    Paradise Co., Ltd....................................  5,187   74,199
    POSCO Chemtech Co., Ltd..............................  2,120   21,123
    Posco Daewoo Corp....................................  4,008   76,796
    PSK, Inc.............................................  1,920   24,903
    Pyeong Hwa Automotive Co., Ltd.......................  2,380   24,986
    S&T Dynamics Co., Ltd................................  1,954   17,212
    S&T Holdings Co., Ltd................................    799   13,447
    S&T Motiv Co., Ltd...................................  1,108   60,145
*   Sajo Industries Co., Ltd.............................    398   24,243
    SAMHWA Paints Industrial Co., Ltd....................  1,801   18,536
    Samick Musical Instruments Co., Ltd..................  9,963   24,943
    Samkwang Glass.......................................    234   17,287
    Sammok S-Form Co., Ltd...............................  1,092   15,945
    Samsung Card Co., Ltd................................  4,501  173,827
    Samsung Securities Co., Ltd..........................  7,748  262,147
*   SAMT Co., Ltd........................................  8,669   13,706
    Samyang Corp.........................................     69    5,974
    Samyang Holdings Corp................................    384   41,431
    Sangsin Brake........................................  2,584   16,561
    SBS Media Holdings Co., Ltd..........................  7,692   20,893
    Seah Besteel Corp....................................  1,716   41,149
    SeAH Steel Corp......................................    256   15,977
    Sebang Co., Ltd......................................  2,364   33,756
    Sebang Global Battery Co., Ltd.......................  1,125   38,894
    Sejong Industrial Co., Ltd...........................    985    9,681
    Sekonix Co., Ltd.....................................  2,060   33,807
    Sempio Foods Co......................................    542   31,354
    Seohan Co., Ltd......................................  8,165   14,451
*   Seohee Construction Co., Ltd......................... 28,436   37,872
    Seoyon Co,. Ltd......................................  1,670   16,521
    Shinsegae Co., Ltd...................................    995  161,900
    Shinsegae International, Inc.........................    261   18,258
*   Shinwha Intertek Corp................................  5,026   22,563
    Silicon Works Co., Ltd...............................  1,092   30,820
    Silla Co., Ltd.......................................  1,230   16,793
    SK Gas, Ltd..........................................    657   49,926
    SK Networks Co., Ltd................................. 14,127   78,523
*   SK Securities Co., Ltd............................... 28,319   30,794
    SKC Co., Ltd.........................................  3,039   81,256
    SL Corp..............................................  1,669   21,523
    Songwon Industrial Co., Ltd..........................  2,765   49,735
    Soulbrain Co., Ltd...................................    686   39,870
*   Ssangyong Cement Industrial Co., Ltd.................  2,559   43,658
    Sung Kwang Bend Co., Ltd.............................  2,928   24,144
    Sungchang Enterprise Holdings, Ltd...................  7,035   20,419

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
SOUTH KOREA -- (Continued)
*   Sungshin Cement Co., Ltd.............................   2,254 $    22,382
    Sungwoo Hitech Co., Ltd..............................   7,474      54,661
    Taekwang Industrial Co., Ltd.........................      58      46,499
*   Taewoong Co., Ltd....................................   1,161      22,048
*   Taeyoung Engineering & Construction Co., Ltd.........   3,302      17,946
*   TBH Global Co., Ltd..................................   2,501      21,686
    TK Corp..............................................   2,371      18,445
*   Tongyang Cement & Energy Corp........................   3,745      14,926
    Tongyang Life Insurance Co, Ltd......................   6,508      62,510
    Tongyang, Inc........................................  15,707      50,479
    Tovis Co., Ltd.......................................   3,257      28,291
    TS Corp..............................................     620      14,139
    Uju Electronics Co., Ltd.............................     841      10,724
    Unid Co., Ltd........................................     692      28,125
    WillBes & Co. (The)..................................   9,359      21,633
*   Woongjin Co., Ltd....................................  12,662      33,315
    Y G-1 Co., Ltd.......................................   3,685      33,751
    YESCO Co., Ltd.......................................     350      12,222
    Youlchon Chemical Co., Ltd...........................   2,408      29,981
    Young Poong Corp.....................................      35      35,192
    Youngone Holdings Co., Ltd...........................     806      43,671
*   Yuanta Securities Korea Co., Ltd.....................  13,268      43,698
                                                                  -----------
TOTAL SOUTH KOREA........................................          15,120,953
                                                                  -----------
SPAIN -- (1.4%)
    Acciona SA...........................................   4,216     311,191
    Acerinox SA..........................................  15,801     211,286
    Adveo Group International SA.........................   1,400       5,118
    Almirall SA..........................................   5,416      86,986
    Applus Services SA...................................   6,503      69,132
    Azkoyen SA...........................................     220       1,181
    Banco de Sabadell SA................................. 566,408     774,549
    Banco Popular Espanol SA............................. 164,209     230,001
    Bankia SA............................................  21,381      16,408
    Bankinter SA.........................................  56,317     392,829
*   Baron de Ley.........................................     265      30,566
*   Cementos Portland Valderrivas SA.....................   1,514      10,152
    Construcciones y Auxiliar de Ferrocarriles SA........     272      99,113
    Duro Felguera SA.....................................   5,639       8,256
    Ebro Foods SA........................................   9,914     226,117
*   eDreams ODIGEO SA....................................   5,791      14,425
    Elecnor SA...........................................   1,335      11,635
    Ence Energia y Celulosa SA...........................  28,711      72,529
*   Ercros SA............................................   8,543      16,233
    Fluidra SA...........................................   3,039      13,163
    Grupo Catalana Occidente SA..........................   5,167     145,164
    Iberpapel Gestion SA.................................     901      19,611
*   Liberbank SA.........................................  43,027      32,885
    Mapfre SA............................................ 152,838     374,050
    Melia Hotels International SA........................  11,148     132,264
    Miquel y Costas & Miquel SA..........................     772      33,284
*   NH Hotel Group SA....................................  27,234     123,961
    Obrascon Huarte Lain SA..............................  19,302      71,822

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
SPAIN -- (Continued)
    Papeles y Cartones de Europa SA......................  7,933 $   46,162
    Sacyr SA............................................. 53,217     93,705
    Tubacex SA........................................... 14,015     36,897
    Tubos Reunidos SA.................................... 13,634      9,531
*   Vocento SA...........................................    951      1,358
                                                                 ----------
TOTAL SPAIN..............................................         3,721,564
                                                                 ----------
SWEDEN -- (1.9%)
    Acando AB............................................  7,199     15,749
    AF AB Class B........................................  4,959     90,149
    B&B Tools AB Class B.................................  3,010     58,033
#   Beijer Alma AB.......................................  2,074     46,297
    Beijer Ref AB Class B................................  2,021     49,949
    BillerudKorsnas AB................................... 23,421    407,095
    Biotage AB...........................................  6,505     26,522
*   Bonava AB............................................    344      3,958
*   Bonava AB Class B....................................  6,493     75,652
    Bulten AB............................................  2,100     20,732
    Byggmax Group AB.....................................  6,821     49,421
    Catena AB............................................    706     10,705
    Cavotec SA...........................................  1,216      3,410
    Cloetta AB Class B................................... 33,175    120,956
    Com Hem Holding AB...................................  9,474     80,908
    Concordia Maritime AB Class B........................  6,501     12,156
*   Doro AB..............................................  2,061     13,250
    Duni AB..............................................  4,519     62,820
    Granges AB...........................................  4,927     50,093
    Gunnebo AB...........................................  4,292     20,290
    Haldex AB............................................  8,793    108,129
    Hexpol AB............................................  3,973     35,349
    Holmen AB Class B....................................  9,932    336,313
    Husqvarna AB Class B................................. 15,138    129,937
    Inwido AB............................................  5,242     65,841
    JM AB................................................  7,070    183,316
    KappAhl AB...........................................  6,674     32,733
    KNOW IT AB...........................................  3,970     35,163
    Lindab International AB..............................  8,538     79,668
    Loomis AB Class B....................................  7,665    221,123
    Meda AB Class A...................................... 18,406    343,296
*   Medivir AB Class B...................................  2,912     19,493
    Mekonomen AB.........................................  3,222     74,549
    Modern Times Group MTG AB Class B....................  5,084    132,535
    MQ Holding AB........................................  3,386     13,712
    NCC AB Class B.......................................  6,493    156,588
#*  Net Insight AB Class B............................... 73,846     60,807
    New Wave Group AB Class B............................  8,555     46,787
    Nolato AB Class B....................................  2,594     69,897
    Nordnet AB Class B................................... 11,305     37,533
    Opus Group AB........................................ 14,540     10,708
    Peab AB.............................................. 21,686    174,292
    Pricer AB Class B.................................... 16,093     15,633
    Proact IT Group AB...................................    314      4,697
#*  Qliro Group AB....................................... 10,081     11,301

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
SWEDEN -- (Continued)
    Ratos AB Class B..................................... 26,590 $  134,396
    Recipharm AB Class B.................................  3,430     55,302
    Rezidor Hotel Group AB............................... 11,618     48,307
    Saab AB Class B......................................  1,847     63,422
    Scandi Standard AB...................................  4,094     30,842
    Semcon AB............................................  2,598     14,703
    SkiStar AB...........................................  2,475     39,027
#*  SSAB AB Class A(B17H0S8)............................. 23,850     74,999
*   SSAB AB Class A(BPRBWK4).............................  6,845     21,517
*   SSAB AB Class B(B17H3F6)............................. 59,404    147,015
*   SSAB AB Class B(BPRBWM6)............................. 38,696     95,893
    Sweco AB Class B.....................................  2,610     47,837
    Systemair AB.........................................    758      9,177
    Tele2 AB Class B..................................... 44,349    374,679
    Thule Group AB (The).................................    914     14,665
    Transcom Worldwide AB................................  1,144      7,392
    Trelleborg AB Class B................................ 20,291    369,850
                                                                 ----------
TOTAL SWEDEN.............................................         5,166,568
                                                                 ----------
SWITZERLAND -- (3.4%)
*   AFG Arbonia-Forster Holding AG.......................  1,885     29,740
    Allreal Holding AG...................................  2,159    318,959
*   Alpiq Holding AG.....................................    471     35,510
    ALSO Holding AG......................................    370     28,288
    Aryzta AG............................................  6,709    252,050
    Bachem Holding AG Class B............................    201     16,351
    Baloise Holding AG...................................  6,236    701,901
    Bank Coop AG.........................................    514     22,223
    Banque Cantonale de Geneve...........................    145     43,131
    Banque Cantonale Vaudoise............................    391    264,672
    Bell AG..............................................    140     55,182
    Bellevue Group AG....................................  1,424     20,100
    Berner Kantonalbank AG...............................    384     74,917
    Bobst Group SA.......................................  1,584     88,098
    Bucher Industries AG.................................    830    206,108
    Calida Holding AG....................................    590     18,560
    Carlo Gavazzi Holding AG.............................     56     13,621
    Cembra Money Bank AG.................................  1,870    134,250
    Cham Paper Holding AG................................     85     25,240
*   Charles Voegele Holding AG...........................  1,368      8,650
    Cie Financiere Tradition SA..........................    173     12,265
    Clariant AG.......................................... 23,333    405,857
    Conzzeta AG..........................................    150     99,350
*   Dufry AG.............................................  4,813    553,839
    EFG International AG.................................  8,999     42,882
    Emmi AG..............................................    296    190,736
    Energiedienst Holding AG.............................    615     14,817
    Feintool International Holding AG....................    230     24,155
    Flughafen Zuerich AG.................................  2,665    499,581
    GAM Holding AG....................................... 21,182    232,588
    Gurit Holding AG.....................................     73     49,689
    Helvetia Holding AG..................................  1,207    606,129
    HOCHDORF Holding AG..................................    166     32,595

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
SWITZERLAND -- (Continued)
    Huber & Suhner AG....................................   1,240 $   72,149
    Implenia AG..........................................   1,931    131,344
    Intershop Holding AG.................................      34     16,661
    Jungfraubahn Holding AG..............................     250     26,498
    Komax Holding AG.....................................     467    104,101
    Kudelski SA..........................................   5,256    111,946
*   Lastminute.com NV....................................     300      4,443
    Liechtensteinische Landesbank AG.....................   1,644     64,328
*   Luzerner Kantonalbank AG.............................     390    166,921
    MCH Group AG.........................................     170     11,822
    Metall Zug AG........................................      30     88,175
    Mobimo Holding AG....................................     824    198,391
    OC Oerlikon Corp. AG.................................  22,079    206,622
*   Orascom Development Holding AG.......................   1,150      8,528
    Orior AG.............................................     788     56,063
    Phoenix Mecano AG....................................      76     38,339
    Plazza AG............................................     166     40,044
    Rieter Holding AG....................................     445     93,766
    Romande Energie Holding SA...........................      40     42,753
*   Schmolz + Bickenbach AG..............................  73,016     48,950
    Schweiter Technologies AG............................     125    126,369
    SFS Group AG.........................................   2,136    162,998
    Siegfried Holding AG.................................     505    106,192
    St Galler Kantonalbank AG............................     325    133,629
    Sulzer AG............................................   1,725    175,143
    Swiss Life Holding AG................................   4,696  1,071,203
    Swissquote Group Holding SA..........................   1,018     25,236
    Tamedia AG...........................................     380     65,669
    Thurgauer Kantonalbank...............................     148     13,838
    Valiant Holding AG...................................   2,014    192,051
    Valora Holding AG....................................     475    137,236
    Vaudoise Assurances Holding SA.......................     165     85,891
    Vetropack Holding AG.................................      25     39,282
    Vontobel Holding AG..................................   2,935    135,363
    VP Bank AG...........................................     380     37,793
    Walliser Kantonalbank................................     470     37,208
*   Zehnder Group AG.....................................   1,438     55,658
    Zug Estates Holding AG Class B.......................      24     41,159
                                                                  ----------
TOTAL SWITZERLAND........................................          9,295,796
                                                                  ----------
TAIWAN -- (4.5%)
    Ability Enterprise Co., Ltd..........................  49,790     27,380
    AcBel Polytech, Inc..................................  45,000     37,238
#   Acer, Inc............................................ 499,000    237,887
    ACES Electronic Co., Ltd.............................  18,000     14,319
    Achem Technology Corp................................  40,000     14,289
*   AGV Products Corp....................................  64,000     16,373
    Alpha Networks, Inc..................................  54,000     34,607
    Altek Corp...........................................  30,000     21,620
    Ambassador Hotel (The)...............................  16,000     13,097
    Apex International Co., Ltd..........................   6,000      7,520
    Arcadyan Technology Corp.............................  21,000     38,044
    Ardentec Corp........................................  43,000     28,207

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------- --------
TAIWAN -- (Continued)
    Asia Cement Corp..................................... 159,000 $145,442
*   Asia Optical Co., Inc................................  52,000   44,938
    Asia Plastic Recycling Holding, Ltd..................  33,000   19,086
    Asia Vital Components Co., Ltd.......................  35,000   28,196
    AU Optronics Corp.................................... 626,000  255,816
    Audix Corp...........................................  16,000   18,051
    Bank of Kaohsiung Co., Ltd...........................  66,000   18,904
    BES Engineering Corp................................. 225,000   38,370
    Capital Securities Corp.............................. 315,000   86,132
    Career Technology MFG. Co., Ltd......................  33,000   18,694
    Casetek Holdings, Ltd................................  15,000   60,582
*   Cathay Real Estate Development Co., Ltd.............. 148,000   66,335
    Chailease Holding Co., Ltd...........................  69,000  122,514
    Charoen Pokphand Enterprise..........................  40,000   46,369
    CHC Healthcare Group.................................   9,000   13,949
    Cheng Loong Corp..................................... 153,000   53,694
    Cheng Uei Precision Industry Co., Ltd................  67,000   91,047
    Chimei Materials Technology Corp.....................  41,000   19,886
    Chin-Poon Industrial Co., Ltd........................  29,000   63,687
    China Airlines, Ltd.................................. 462,000  135,834
    China Bills Finance Corp............................. 147,000   55,968
    China Chemical & Pharmaceutical Co., Ltd.............  31,000   17,681
*   China Electric Manufacturing Corp....................  61,000   15,079
    China General Plastics Corp..........................  52,000   26,836
    China Life Insurance Co., Ltd........................ 214,240  177,227
    China Metal Products.................................  53,000   54,572
    China Synthetic Rubber Corp..........................  61,000   44,259
    Chinese Maritime Transport, Ltd......................  23,000   16,353
    Chipbond Technology Corp.............................  71,000   97,118
    Chong Hong Construction Co., Ltd.....................  17,000   30,841
    Chun Yuan Steel......................................  51,000   16,375
    Chung Hwa Pulp Corp..................................  55,015   15,759
    Chung-Hsin Electric & Machinery Manufacturing
      Corp...............................................  66,000   38,175
    Clevo Co.............................................  71,000   64,207
*   CMC Magnetics Corp................................... 321,000   39,508
    Compal Electronics, Inc.............................. 241,000  151,431
    Compeq Manufacturing Co., Ltd........................ 122,000   63,933
*   Concord Securities Co., Ltd..........................  49,000   10,546
*   Continental Holdings Corp............................  45,000   15,145
    Coretronic Corp......................................  70,000   66,109
    Coxon Precise Industrial Co., Ltd....................  15,000   17,789
    CSBC Corp. Taiwan....................................  33,000   15,245
    CyberTAN Technology, Inc.............................  49,000   31,771
    D-Link Corp..........................................  95,000   36,354
*   Danen Technology Corp................................  74,000   18,450
    Darfon Electronics Corp..............................  31,000   17,521
    Darwin Precisions Corp...............................  50,000   21,716
    Depo Auto Parts Ind Co., Ltd.........................  14,000   46,737
    Dynapack International Technology Corp...............  14,000   19,445
*   E Ink Holdings, Inc.................................. 141,000   83,694
*   E-Ton Solar Tech Co., Ltd............................  57,000   20,629
*   Eastern Media International Corp.....................  64,000   11,455
    Elite Semiconductor Memory Technology, Inc...........  30,000   27,689

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------- --------
TAIWAN -- (Continued)
    Elitegroup Computer Systems Co., Ltd.................  67,000 $ 34,465
    EnTie Commercial Bank Co., Ltd....................... 110,000   47,746
#   Epistar Corp......................................... 166,000  128,302
    Etron Technology, Inc................................  30,000   12,485
*   Eva Airways Corp..................................... 228,000  108,531
    Everest Textile Co., Ltd.............................  42,000   20,496
    Evergreen International Storage & Transport Corp.....  93,000   38,357
    Evergreen Marine Corp. Taiwan, Ltd................... 236,000   91,423
    Everlight Chemical Industrial Corp...................  51,450   33,001
    Everlight Electronics Co., Ltd.......................  31,000   50,462
    Excelsior Medical Co., Ltd...........................  15,000   24,034
    Far Eastern Department Stores, Ltd................... 116,000   66,394
    Far Eastern International Bank....................... 303,000   88,413
    Farglory Land Development Co., Ltd...................  50,000   53,866
    Federal Corp.........................................  74,000   32,823
    Feng Hsin Steel Co., Ltd.............................  33,000   43,480
*   First Insurance Co., Ltd, (The)......................  37,000   13,631
    First Steamship Co., Ltd.............................  44,000   11,100
    FLEXium Interconnect, Inc............................  12,000   32,045
    Formosa Advanced Technologies Co., Ltd...............  26,000   18,210
    Formosan Rubber Group, Inc...........................  85,000   40,753
    Formosan Union Chemical..............................  33,000   18,362
    FSP Technology, Inc..................................  19,000   14,661
    Fulgent Sun International Holding Co., Ltd...........  13,000   26,687
    Fulltech Fiber Glass Corp............................  29,000   12,211
    G Shank Enterprise Co., Ltd..........................  16,000   11,985
    Gallant Precision Machining Co., Ltd.................  37,000   20,632
    Gemtek Technology Corp...............................  39,000   21,884
*   Genius Electronic Optical Co., Ltd...................  14,000   25,369
    Getac Technology Corp................................  43,000   32,417
    Giantplus Technology Co., Ltd........................  40,000   25,483
    Gigabyte Technology Co., Ltd.........................  71,000   90,206
*   Gigastorage Corp.....................................  27,000   19,496
*   Gintech Energy Corp..................................  54,000   39,793
    Global Mixed Mode Technology, Inc....................  10,000   20,458
    Globe Union Industrial Corp..........................  27,000   11,815
    Gloria Material Technology Corp......................  74,880   37,936
*   Gold Circuit Electronics, Ltd........................  86,000   30,646
    Goldsun Building Materials Co., Ltd.................. 153,000   39,003
    Grand Ocean Retail Group, Ltd........................  18,000   14,260
    Grand Pacific Petrochemical..........................  93,000   49,028
    Great China Metal Industry...........................  13,000   10,223
    Great Wall Enterprise Co., Ltd.......................  84,000   71,258
    Greatek Electronics, Inc.............................  15,000   18,426
*   Green Energy Technology, Inc.........................  31,000   18,378
    Hannstar Board Corp..................................  73,000   23,692
#*  HannStar Display Corp................................ 292,000   49,419
    Hey Song Corp........................................  47,000   48,069
    Highwealth Construction Corp.........................  73,000  111,408
    Hiroca Holdings, Ltd.................................   7,000   25,376
*   Ho Tung Chemical Corp................................ 145,000   33,869
    Holy Stone Enterprise Co., Ltd.......................  29,000   31,961
    Hsin Kuang Steel Co., Ltd............................  46,000   23,300

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------- --------
TAIWAN -- (Continued)
    Huaku Development Co., Ltd...........................  49,000 $ 81,881
    Huang Hsiang Construction Corp.......................  17,000   18,403
    Hung Poo Real Estate Development Corp................  47,000   39,425
    Hung Sheng Construction, Ltd.........................  89,000   46,027
    Hwa Fong Rubber Co., Ltd.............................  40,000   15,108
*   Ichia Technologies, Inc..............................  47,000   21,978
    Inventec Corp........................................   3,000    2,332
    ITE Technology, Inc..................................  14,000   13,049
    ITEQ Corp............................................  27,000   28,771
    Jess-Link Products Co., Ltd..........................  23,000   19,641
    Jih Sun Financial Holdings Co., Ltd.................. 149,000   32,879
    KEE TAI Properties Co., Ltd..........................  38,000   15,244
    Kenmec Mechanical Engineering Co., Ltd...............  53,000   19,468
    Kindom Construction Corp.............................  48,000   25,831
    King Yuan Electronics Co., Ltd....................... 169,000  161,657
    King's Town Bank Co., Ltd............................ 124,000   91,017
*   Kinpo Electronics.................................... 201,000   75,393
    Kinsus Interconnect Technology Corp..................  44,000   95,086
    KS Terminals, Inc....................................  18,000   21,618
*   Kung Sing Engineering Corp...........................  35,000   10,968
    Kuo Toong International Co., Ltd.....................  24,000   17,466
    Kuoyang Construction Co., Ltd........................  41,000   15,237
    Kwong Fong Industries Corp...........................  22,000   13,204
    Kwong Lung Enterprise Co., Ltd.......................  10,000   15,193
    L&K Engineering Co., Ltd.............................  21,000   16,800
    LAN FA Textile.......................................  36,000    9,642
*   LCY Chemical Corp....................................  58,000   70,760
    Lealea Enterprise Co., Ltd........................... 104,000   27,668
    Lextar Electronics Corp..............................  51,000   26,098
*   Li Peng Enterprise Co., Ltd..........................  61,000   15,097
    Lien Hwa Industrial Corp.............................  76,000   50,753
    Lingsen Precision Industries, Ltd....................  45,000   14,177
    Lite-On Semiconductor Corp...........................  28,000   18,888
    Long Bon International Co., Ltd......................  36,000   17,997
    Long Chen Paper Co., Ltd.............................  44,000   21,856
    Longwell Co..........................................  19,000   20,225
    Lotes Co., Ltd.......................................   5,000   13,102
*   Macronix International............................... 471,000   60,342
    Marketech International Corp.........................  18,000   16,092
    Masterlink Securities Corp........................... 123,000   35,331
    Mercuries & Associates Holding, Ltd..................  28,000   16,819
    Mercuries Life Insurance Co., Ltd....................  63,881   32,452
    Micro-Star International Co., Ltd....................  88,000  192,039
    MIN AIK Technology Co., Ltd..........................  13,000   16,676
*   Motech Industries, Inc...............................  39,000   40,658
    MPI Corp.............................................   9,000   24,736
    Nan Ya Printed Circuit Board Corp....................  28,000   24,749
    Neo Solar Power Corp.................................  92,071   47,222
    Nien Hsing Textile Co., Ltd..........................  25,000   18,806
    OptoTech Corp........................................  66,000   26,001
    Oriental Union Chemical Corp.........................  50,000   30,713
    Pacific Construction Co..............................  25,000    9,125
    Pan Jit International, Inc...........................  53,000   26,550

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES   VALUE++
                                                          --------- --------
TAIWAN -- (Continued)
    Pan-International Industrial Corp....................    47,000 $ 22,871
    Phihong Technology Co., Ltd..........................    42,000   14,686
    Portwell, Inc........................................    19,000   32,290
    President Securities Corp............................   127,869   48,280
    Prince Housing & Development Corp....................   134,000   44,536
    Qisda Corp...........................................   248,000   89,865
    Radiant Opto-Electronics Corp........................    42,000   67,452
    Radium Life Tech Co., Ltd............................   130,000   41,204
    Rechi Precision Co., Ltd.............................    25,000   21,555
    Rich Development Co., Ltd............................    92,000   25,266
*   Ritek Corp...........................................   451,000   56,223
    Sampo Corp...........................................    61,000   30,874
*   Sanyang Motor Co., Ltd...............................    34,000   23,127
    SDI Corp.............................................    12,000   15,258
    Sesoda Corp..........................................    27,300   22,513
    Shihlin Electric & Engineering Corp..................    17,000   21,382
#   Shin Kong Financial Holding Co., Ltd................. 1,287,000  261,766
    Shin Zu Shing Co., Ltd...............................    15,000   50,868
*   Shining Building Business Co., Ltd...................    36,000   12,255
    Shinkong Insurance Co., Ltd..........................    36,000   26,566
    Shinkong Synthetic Fibers Corp.......................   208,000   55,863
*   Shuttle, Inc.........................................    90,000   24,879
    Sigurd Microelectronics Corp.........................    64,000   46,267
    Sincere Navigation Corp..............................    30,000   18,518
    Sino-American Silicon Products, Inc..................    72,000   78,645
    Sinon Corp...........................................    32,000   14,189
    Sinphar Pharmaceutical Co., Ltd......................    17,000   14,718
    Sirtec International Co., Ltd........................    21,000   25,361
    Siward Crystal Technology Co., Ltd...................    49,000   28,453
*   Solar Applied Materials Technology Co................    48,000   13,157
    Solartech Energy Corp................................    57,000   31,102
    Stark Technology, Inc................................    16,000   12,458
    Sunonwealth Electric Machine Industry Co., Ltd.......    37,000   31,086
    Sunrex Technology Corp...............................    51,780   27,718
    Sunspring Metal Corp.................................    13,000   17,732
    Supreme Electronics Co., Ltd.........................    52,244   28,626
    Syncmold Enterprise Corp.............................    12,000   19,597
    Systex Corp..........................................    13,000   21,362
    TA Chen Stainless Pipe...............................    64,890   34,179
    Taichung Commercial Bank Co., Ltd....................   263,000   76,177
    Taiflex Scientific Co., Ltd..........................    23,000   25,365
    Tainan Enterprises Co., Ltd..........................    18,000   19,574
    Tainan Spinning Co., Ltd.............................   138,000   62,373
    Tainergy Tech Co., Ltd...............................    55,000   28,736
*   Taisun Enterprise Co., Ltd...........................    31,000   13,116
*   Taiwan Business Bank.................................   737,000  194,375
    Taiwan Cogeneration Corp.............................    51,000   38,516
    Taiwan Fertilizer Co., Ltd...........................   134,000  186,860
    Taiwan Fire & Marine Insurance Co., Ltd..............    30,000   18,186
*   Taiwan Glass Industry Corp...........................   133,000   56,308
    Taiwan Hon Chuan Enterprise Co., Ltd.................    49,000   71,241
    Taiwan Land Development Corp.........................    90,100   29,948
    Taiwan PCB Techvest Co., Ltd.........................    26,000   24,052

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------- --------
TAIWAN -- (Continued)
    Taiwan Sakura Corp...................................  20,000 $ 20,635
*   Taiwan Styrene Monomer...............................  44,000   23,314
    Taiwan Surface Mounting Technology Corp..............  38,000   32,232
    Taiwan TEA Corp......................................  87,000   43,240
    Taiwan Union Technology Corp.........................  34,000   43,443
    Taiyen Biotech Co., Ltd..............................  28,000   27,034
*   Tatung Co., Ltd...................................... 254,000   42,654
    Test Rite International Co., Ltd.....................  29,000   17,858
    Thinking Electronic Industrial Co., Ltd..............  13,000   20,968
    Thye Ming Industrial Co., Ltd........................  20,000   19,571
    Ton Yi Industrial Corp...............................  70,000   31,278
    Tong Hsing Electronic Industries, Ltd................   9,000   33,441
    Tong-Tai Machine & Tool Co., Ltd.....................  27,000   20,372
    Topoint Technology Co., Ltd..........................  32,000   22,635
    TPK Holding Co., Ltd.................................  47,000   90,002
    Tripod Technology Corp...............................  66,000  135,169
    TSRC Corp............................................  66,000   57,814
    Tung Ho Steel Enterprise Corp........................ 126,000   72,072
    TXC Corp.............................................  53,000   71,830
    TYC Brother Industrial Co., Ltd......................  42,000   39,684
    Tyntek Corp..........................................  65,000   29,153
    U-Ming Marine Transport Corp.........................  50,000   36,833
    Unimicron Technology Corp............................ 202,000   86,207
    Union Bank Of Taiwan................................. 157,000   42,896
    Unitech Printed Circuit Board Corp...................  79,000   24,610
    Unity Opto Technology Co., Ltd.......................  32,000   17,580
    Universal Cement Corp................................  26,260   17,636
    Unizyx Holding Corp..................................  53,000   26,514
    UPC Technology Corp..................................  73,000   20,865
    USI Corp.............................................  85,000   34,386
*   Wafer Works Corp.....................................  70,133   21,498
    Wah Lee Industrial Corp..............................  34,000   50,992
*   Walsin Lihwa Corp.................................... 517,000  149,176
    Wan Hai Lines, Ltd................................... 104,000   53,811
    Weikeng Industrial Co., Ltd..........................  59,000   33,755
    Well Shin Technology Co., Ltd........................  18,000   30,593
*   Winbond Electronics Corp............................. 418,000  125,835
    Wisdom Marine Lines Co., Ltd.........................  40,000   42,238
    Wistron Corp......................................... 362,000  287,978
    WT Microelectronics Co., Ltd.........................  55,000   75,125
    WUS Printed Circuit Co., Ltd.........................  34,000   24,379
    Yageo Corp...........................................  56,000   95,480
*   Yang Ming Marine Transport Corp...................... 215,000   49,288
    YC Co., Ltd..........................................  65,664   28,187
    YC INOX Co., Ltd.....................................  50,600   38,026
    YFY, Inc............................................. 180,000   53,596
    Yieh Phui Enterprise Co., Ltd........................ 105,000   27,391
    Youngtek Electronics Corp............................  15,000   23,955
    Yulon Motor Co., Ltd................................. 126,000  112,049
    Yung Chi Paint & Varnish Manufacturing Co., Ltd......   6,000   14,261
    Yungtay Engineering Co., Ltd.........................  27,000   37,768
    Zenitron Corp........................................  27,000   14,378
    Zhen Ding Technology Holding, Ltd....................  53,000  108,995

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
TAIWAN -- (Continued)
    Zig Sheng Industrial Co., Ltd........................    79,000 $    21,747
                                                                    -----------
TOTAL TAIWAN.............................................            12,119,703
                                                                    -----------
THAILAND -- (0.8%)
    AEON Thana Sinsap Thailand PCL.......................    10,700      30,721
    Amata Corp. PCL......................................    60,100      22,949
    Ananda Development PCL...............................   240,300      36,911
    AP Thailand PCL......................................   157,400      33,441
    Asia Aviation PCL....................................   203,200      39,088
    Bangchak Petroleum PCL (The).........................    78,200      75,214
    Bangkok Expressway & Metro PCL.......................   288,224      69,511
    Bangkok Insurance PCL................................     1,100      11,370
    Bangkok Land PCL..................................... 1,034,100      45,129
    Banpu PCL............................................   176,400      79,514
    Cal-Comp Electronics Thailand PCL Class F............   206,300      16,348
    COL PCL..............................................    23,200      25,978
    Dhipaya Insurance PCL................................    11,200      12,541
    Eastern Water Resources Development and Management
      PCL Class F........................................   105,500      39,074
    Erawan Group PCL (The)...............................   162,400      22,194
*   Esso Thailand PCL....................................   180,800      30,626
    GFPT PCL.............................................    47,700      16,571
    Golden Land Property Development PCL.................    63,800      11,540
    Grand Canal Land PCL.................................   244,600      19,523
    Hana Microelectronics PCL............................    47,600      39,633
    Ichitan Group PCL....................................    48,900      17,830
    Inter Far East Energy Corp...........................   123,100      22,089
    IRPC PCL.............................................   910,800     129,703
*   Italian-Thai Development PCL.........................   137,400      26,233
    Jasmine International PCL............................   128,900      21,095
    Khon Kaen Sugar Industry PCL.........................   272,360      30,653
    Kiatnakin Bank PCL...................................    47,900      72,201
    Krungthai Card PCL...................................     9,200      32,357
    LH Financial Group PCL...............................   871,100      46,018
    LPN Development PCL..................................    76,400      28,735
    Maybank Kim Eng Securities Thailand PCL..............    39,000      25,418
    MBK PCL..............................................   102,100      44,264
    MCOT PCL.............................................    59,100      21,719
    Polyplex Thailand PCL................................    50,500      18,849
*   Precious Shipping PCL................................   126,000      22,972
    Pruksa Real Estate PCL...............................    94,300      74,454
    Quality Houses PCL...................................   521,100      41,293
    Rojana Industrial Park PCL...........................    43,900       7,184
    Sansiri PCL..........................................   648,800      33,716
    SC Asset Corp PCL....................................   135,400      13,606
    Siam Future Development PCL..........................   149,500      26,398
    Siam Global House PCL................................    97,755      43,503
    Siamgas & Petrochemicals PCL.........................    83,800      39,217
    SPCG PCL.............................................    16,900      10,772
    Sri Trang Agro-Industry PCL..........................    42,100      14,867
    STP & I PCL..........................................   118,800      33,597
    Supalai PCL..........................................    87,100      62,268
    SVI PCL..............................................   183,400      25,801
*   Thai Airways International PCL.......................    86,900      62,998

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
THAILAND -- (Continued)
*   Thai Reinsurance PCL.................................    96,800 $    6,615
    Thai Vegetable Oil PCL...............................    25,000     21,892
    Thaicom PCL..........................................    44,300     28,109
    Thanachart Capital PCL...............................    68,400     80,026
    Thoresen Thai Agencies PCL...........................    70,000     18,490
    TICON Industrial Connection PCL Class F..............    40,000     18,260
    Tisco Financial Group PCL............................    29,200     45,481
    TMB Bank PCL......................................... 1,278,300     82,945
    Total Access Communication PCL.......................    39,600     36,951
    TPI Polene PCL.......................................   871,900     57,075
    TTCL PCL.............................................    28,100     17,023
    Univentures PCL......................................    68,700     12,032
    Vanachai Group PCL...................................    36,500     18,549
                                                                    ----------
TOTAL THAILAND...........................................            2,171,134
                                                                    ----------
TURKEY -- (0.3%)
    Adana Cimento Sanayii TAS Class A....................    12,222     24,683
*   Akenerji Elektrik Uretim A.S.........................    17,655      5,384
    Aksa Akrilik Kimya Sanayii A.S.......................     6,321     16,513
    Alarko Holding A.S...................................    14,326     15,657
    Albaraka Turk Katilim Bankasi A.S....................    23,952      9,798
*   Anadolu Anonim Turk Sigorta Sirketi..................    27,542     15,783
*   Anadolu Cam Sanayii A.S..............................    15,978     11,252
    Baticim Bati Anadolu Cimento Sanayii A.S.............     5,521     11,443
    Borusan Mannesmann Boru Sanayi ve Ticaret A.S........     9,716     24,415
*   Dogan Sirketler Grubu Holding A.S....................   109,532     23,138
    Is Finansal Kiralama A.S.............................     3,365      1,218
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class D............................................    90,676     40,436
*   Koza Altin Isletmeleri A.S...........................     3,281     11,160
*   NET Holding A.S......................................     8,012      7,973
*   Netas Telekomunikasyon A.S...........................     7,173     20,061
    Nuh Cimento Sanayi A.S...............................     4,812     14,972
*   Pegasus Hava Tasimaciligi A.S........................     1,609      6,280
    Pinar SUT Mamulleri Sanayii A.S......................     1,203      6,184
*   Sekerbank TAS........................................    54,688     22,358
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S.............    13,654     13,160
    Soda Sanayii A.S.....................................    14,804     20,277
    Tat Gida Sanayi A.S..................................     9,530     16,462
    Tekfen Holding A.S...................................    14,994     37,011
    Trakya Cam Sanayii A.S...............................    45,376     37,286
*   Turk Hava Yollari AO.................................    51,652     89,620
    Turkiye Halk Bankasi A.S.............................    40,638    107,269
    Turkiye Sinai Kalkinma Bankasi A.S...................   114,145     50,163
    Turkiye Sise ve Cam Fabrikalari A.S..................    93,235    105,034
    Turkiye Vakiflar Bankasi Tao Class D.................   106,219    157,585
*   Vestel Elektronik Sanayi ve Ticaret A.S..............    12,862     27,447
                                                                    ----------
TOTAL TURKEY.............................................              950,022
                                                                    ----------
UNITED KINGDOM -- (11.3%)
    Aberdeen Asset Management P.L.C......................   108,193    455,697
    Acacia Mining P.L.C..................................    22,539    166,729
    Acal P.L.C...........................................     7,270     22,826

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                               SHARES  VALUE++
                                                               ------- --------
UNITED KINGDOM -- (Continued)
    Aggreko P.L.C.............................................  16,689 $284,140
    Alumasc Group P.L.C. (The)................................   4,178    6,774
    Amec Foster Wheeler P.L.C.................................  36,731  217,394
    Anglo-Eastern Plantations P.L.C...........................   2,841   15,411
    Antofagasta P.L.C.........................................  40,559  268,451
    Arrow Global Group P.L.C..................................  13,041   38,112
    Ashmore Group P.L.C.......................................  26,670  117,511
    Barratt Developments P.L.C................................  95,492  552,946
    BBA Aviation P.L.C........................................ 126,184  397,301
    Beazley P.L.C.............................................  96,646  506,247
    Bellway P.L.C.............................................  25,648  711,028
    Berkeley Group Holdings P.L.C.............................  15,503  549,903
    BGEO Group P.L.C..........................................   2,421   87,629
    Bodycote P.L.C............................................  37,611  290,986
    Bovis Homes Group P.L.C...................................  29,331  317,651
    Braemar Shipping Services P.L.C...........................     139      754
    British Polythene Industries P.L.C........................     862   11,236
*   BTG P.L.C.................................................  43,951  388,029
    Cape P.L.C................................................  14,072   34,625
    Carillion P.L.C...........................................  59,095  208,864
    Castings P.L.C............................................   4,281   25,632
    Centamin P.L.C............................................ 148,092  325,645
    Chemring Group P.L.C......................................  34,054   61,798
    Chesnara P.L.C............................................  13,639   56,499
    Cineworld Group P.L.C.....................................  19,039  147,926
*   Circassia Pharmaceuticals P.L.C...........................   9,542   12,034
    Clarkson P.L.C............................................   2,087   50,939
    Close Brothers Group P.L.C................................  12,409  206,961
    Cobham P.L.C..............................................  65,236  147,903
    Coca-Cola HBC AG..........................................  24,514  506,812
    Communisis P.L.C..........................................  36,505   17,369
    Computacenter P.L.C.......................................   5,313   57,457
    Consort Medical P.L.C.....................................   6,354   86,948
    Countrywide P.L.C.........................................  20,149   66,173
    Cranswick P.L.C...........................................   4,549  140,763
    Crest Nicholson Holdings P.L.C............................  25,802  145,986
    Debenhams P.L.C........................................... 150,340  111,568
*   Dialight P.L.C............................................   1,732   13,133
    Direct Line Insurance Group P.L.C......................... 174,812  808,870
    Dixons Carphone P.L.C.....................................  61,387  283,856
    Drax Group P.L.C..........................................  47,493  214,814
    E2V Technologies P.L.C....................................  17,785   55,164
    Electrocomponents P.L.C...................................  51,383  199,274
    Elementis P.L.C...........................................  56,384  164,897
*   EnQuest P.L.C............................................. 119,746   39,263
*   Enterprise Inns P.L.C.....................................  84,511   98,842
    Entertainment One, Ltd....................................  36,169   94,462
    Euromoney Institutional Investor P.L.C....................   2,937   39,313
*   Evraz P.L.C...............................................  28,089   63,632
    Fenner P.L.C..............................................  23,859   50,901
*   Findel P.L.C..............................................   4,547    9,857
*   Firstgroup P.L.C.......................................... 171,927  227,944
*   Flybe Group P.L.C.........................................  34,686   17,468

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
UNITED KINGDOM -- (Continued)
    Foxtons Group P.L.C.....................................  16,345 $   23,788
    Fuller Smith & Turner P.L.C. Class A....................   1,246     16,166
    Galliford Try P.L.C.....................................  10,364    134,523
    GAME Digital P.L.C......................................   3,342      3,308
    Gem Diamonds, Ltd.......................................  15,931     27,638
    Genus P.L.C.............................................   5,623    135,490
    GKN P.L.C............................................... 201,823    772,476
    Grafton Group P.L.C.....................................  27,727    204,800
    Greene King P.L.C.......................................  51,273    550,924
    Gulf Marine Services P.L.C..............................   6,992      3,016
    Halfords Group P.L.C....................................  27,033    125,847
    Headlam Group P.L.C.....................................  10,353     64,542
    Helical P.L.C...........................................  18,458     69,289
    Henderson Group P.L.C...................................  88,400    270,108
    Henry Boot P.L.C........................................  14,040     33,436
    Hiscox, Ltd.............................................  55,044    771,399
*   Hochschild Mining P.L.C.................................  44,689    158,786
    Home Retail Group P.L.C................................. 132,052    269,381
    Hunting P.L.C...........................................  17,107     92,613
    Huntsworth P.L.C........................................  22,598     11,968
    ICAP P.L.C..............................................   7,328     43,042
*   Imagination Technologies Group P.L.C....................   8,192     22,049
    Inchcape P.L.C..........................................  64,830    578,045
    Interserve P.L.C........................................  14,524     56,694
    Investec P.L.C..........................................  76,209    453,615
    J Sainsbury P.L.C....................................... 184,107    546,346
    James Fisher & Sons P.L.C...............................   4,067     80,597
    John Laing Group P.L.C..................................   3,895     11,589
    John Wood Group P.L.C...................................  51,507    450,621
    Johnson Matthey P.L.C...................................  24,288  1,052,579
    JRP Group P.L.C.........................................  38,581     54,106
*   KAZ Minerals P.L.C......................................  18,655     38,788
    Keller Group P.L.C......................................   9,482    127,723
    Kier Group P.L.C........................................  11,253    159,772
    Laird P.L.C.............................................  36,307    140,844
*   Lamprell P.L.C..........................................  24,473     22,618
    Lancashire Holdings, Ltd................................  26,479    210,747
    Lavendon Group P.L.C....................................  20,023     31,019
*   Lonmin P.L.C............................................   4,620     14,548
    Lookers P.L.C...........................................  42,180     59,421
    Low & Bonar P.L.C.......................................  36,555     29,484
    LSL Property Services P.L.C.............................   3,311     10,090
    Man Group P.L.C......................................... 213,692    327,821
    Marks & Spencer Group P.L.C.............................  25,971    109,804
    Marston's P.L.C......................................... 109,485    205,809
    McColl's Retail Group P.L.C.............................   5,072     10,990
    Mears Group P.L.C.......................................  12,858     67,387
    Meggitt P.L.C...........................................  82,253    476,403
    Melrose Industries P.L.C................................  16,512    149,540
    Millennium & Copthorne Hotels P.L.C.....................  34,874    208,700
    Mitchells & Butlers P.L.C...............................  43,057    143,387
    Mitie Group P.L.C.......................................  46,993    154,915
    MJ Gleeson P.L.C........................................   4,690     32,465

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
UNITED KINGDOM -- (Continued)
    Morgan Sindall Group P.L.C..............................   4,777 $   36,549
    N Brown Group P.L.C.....................................  20,340     46,813
    National Express Group P.L.C............................  54,562    243,722
    Norcros P.L.C...........................................   7,952     17,701
    Northgate P.L.C.........................................  19,917    100,635
    Novae Group P.L.C.......................................   8,294     89,203
    OneSavings Bank P.L.C...................................  11,258     30,555
*   Paysafe Group P.L.C.....................................   2,150     10,971
    Pendragon P.L.C......................................... 103,173     43,206
    Petra Diamonds, Ltd.....................................  61,186     96,858
*   Petropavlovsk P.L.C..................................... 265,103     25,085
    Pets at Home Group P.L.C................................  11,102     35,771
    Phoenix Group Holdings..................................  25,077    266,002
    Playtech P.L.C..........................................   8,876    102,228
    Polypipe Group P.L.C....................................  14,944     47,115
    Porvair P.L.C...........................................   3,303     16,100
    Poundland Group P.L.C...................................  11,368     34,131
*   Premier Foods P.L.C..................................... 117,242     78,230
*   Premier Oil P.L.C.......................................  44,527     37,714
*   Punch Taverns P.L.C.....................................   5,741      6,645
    PZ Cussons P.L.C........................................  30,359    136,488
    Randgold Resources, Ltd.................................  11,902  1,400,604
    Redrow P.L.C............................................  43,436    194,221
    Royal Mail P.L.C........................................ 123,358    831,822
    RPC Group P.L.C.........................................  16,473    187,971
    RPS Group P.L.C.........................................  32,620     81,391
    RSA Insurance Group P.L.C............................... 139,288    915,941
    Saga P.L.C..............................................  17,630     47,376
    Savills P.L.C...........................................   6,087     56,306
    SDL P.L.C...............................................   7,788     44,608
    Senior P.L.C............................................  53,127    144,007
    Severfield P.L.C........................................  34,961     25,203
    Shanks Group P.L.C......................................  48,149     67,076
    SIG P.L.C............................................... 118,824    165,779
    Smiths Group P.L.C......................................  49,987    835,549
    Soco International P.L.C................................  31,415     62,823
    Spectris P.L.C..........................................  14,943    371,019
    Speedy Hire P.L.C.......................................  24,772     11,298
    Spire Healthcare Group P.L.C............................   8,438     36,094
    Spirent Communications P.L.C............................  79,202     94,680
*   Sports Direct International P.L.C.......................  18,471     70,737
    St. Ives P.L.C..........................................  16,985     24,671
    St. Modwen Properties P.L.C.............................  28,468    106,220
    Standard Life P.L.C.....................................  18,682     74,794
    Stobart Group, Ltd......................................  18,826     42,586
    Stock Spirits Group P.L.C...............................  10,200     20,936
    Tate & Lyle P.L.C.......................................  57,850    553,610
    Travis Perkins P.L.C....................................  34,083    703,271
    Trifast P.L.C...........................................  11,900     21,122
    Trinity Mirror P.L.C....................................  55,698     55,356
    TT Electronics P.L.C....................................  23,618     42,020
    Tullett Prebon P.L.C....................................  37,437    164,954
*   Tullow Oil P.L.C........................................ 119,137    313,771

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                           ------- ------------
UNITED KINGDOM -- (Continued)
    Tyman P.L.C...........................................   8,046 $     31,442
    U & I Group P.L.C.....................................  17,523       35,131
    UBM P.L.C.............................................   8,179       72,590
    UDG Healthcare P.L.C..................................   1,791       13,786
*   Vectura Group P.L.C...................................  14,666       28,934
    Vedanta Resources P.L.C...............................  10,861       82,564
    Vesuvius P.L.C........................................  44,673      217,208
    Virgin Money Holdings UK P.L.C........................   4,058       14,153
*   Volex P.L.C...........................................  13,872        8,072
    Volution Group P.L.C..................................   4,529        9,273
    Vp P.L.C..............................................   2,291       21,498
    Weir Group P.L.C. (The)...............................   3,194       61,886
    William Hill P.L.C....................................  26,998      114,201
    Wireless Group P.L.C..................................   2,870       11,670
    WM Morrison Supermarkets P.L.C........................ 299,653      736,392
    Xaar P.L.C............................................   1,424        9,361
                                                                   ------------
TOTAL UNITED KINGDOM......................................           30,759,102
                                                                   ------------
TOTAL COMMON STOCKS.......................................          265,238,979
                                                                   ------------
PREFERRED STOCKS -- (0.5%)

BRAZIL -- (0.3%)
    Banco ABC Brasil SA...................................   9,618       41,825
    Banco do Estado do Rio Grande do Sul SA Class B.......  33,300      110,713
    Cia Brasileira de Distribuicao........................  15,054      227,825
    Cia Ferro Ligas da Bahia - Ferbasa....................   9,400       24,323
    Gerdau SA............................................. 104,600      250,016
*   Marcopolo SA..........................................  95,037       90,277
*   Randon SA Implementos e Participacoes.................  28,300       41,109
    Suzano Papel e Celulose SA Class A....................  16,868       51,607
*   Usinas Siderurgicas de Minas Gerais SA Class A........  71,000       82,115
                                                                   ------------
TOTAL BRAZIL..............................................              919,810
                                                                   ------------
CHILE -- (0.0%)
    Coca-Cola Embonor SA Class B..........................  13,197       28,182
                                                                   ------------
COLOMBIA -- (0.0%)
    Avianca Holdings SA...................................  21,980       16,503
    Banco Davivienda SA...................................   8,142       71,607
                                                                   ------------
TOTAL COLOMBIA............................................               88,110
                                                                   ------------
GERMANY -- (0.2%)
    Biotest AG............................................   2,416       36,841
    Draegerwerk AG & Co. KGaA.............................     790       52,324
    Jungheinrich AG.......................................   6,558      200,031
    Sixt SE...............................................   2,479      101,920
    STO SE & Co. KGaA.....................................     275       32,893
    Villeroy & Boch AG....................................   1,092       16,651
                                                                   ------------
TOTAL GERMANY.............................................              440,660
                                                                   ------------
TOTAL PREFERRED STOCKS....................................            1,476,762
                                                                   ------------

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                           ------- ------------
RIGHTS/WARRANTS -- (0.0%)

BRAZIL -- (0.0%)
*     Banco ABC Brasil SA Rights 08/18/16.................     467 $      2,031
                                                                   ------------
CHINA -- (0.0%)
*     United Energy Group, Ltd. Rights 08/19/16........... 174,000        2,243
                                                                   ------------
HONG KONG -- (0.0%)
*     Cheuk Nang Holdings, Ltd. Warrants 04/24/17.........     929          203
                                                                   ------------
SINGAPORE -- (0.0%)
*     Ezion Holdings, Ltd. Warrants 04/24/20..............  38,331        1,858
                                                                   ------------
SOUTH AFRICA -- (0.0%)
*     Ascendis Health, Ltd. Rights 08/05/16...............   1,494          167
                                                                   ------------
SOUTH KOREA -- (0.0%)
*     Sammok S-Form Co., Ltd. Rights 08/04/16.............     546        1,657
                                                                   ------------
TAIWAN -- (0.0%)
*     Fulgent Sun International Holding Co., Ltd. Rights
        08/22/16..........................................     292          206
                                                                   ------------
THAILAND -- (0.0%)
*     Banpu PCL Warrants 06/05/17.........................  58,800       16,798
                                                                   ------------
TOTAL RIGHTS/WARRANTS.....................................               25,163
                                                                   ------------
TOTAL INVESTMENT SECURITIES...............................          266,740,904
                                                                   ------------

                                                                     VALUE+
                                                                   ------------
SECURITIES LENDING COLLATERAL -- (1.7%)
(S)@  DFA Short Term Investment Fund...................... 390,974    4,523,568
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $258,866,560)^^.......         $271,264,472
                                                                   ============

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                 LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               ------------ ------------- ------- -------------
Common Stocks
   Australia.................. $     58,260 $  13,879,939   --    $  13,938,199
   Austria....................           --     1,859,157   --        1,859,157
   Belgium....................           --     2,919,439   --        2,919,439
   Brazil.....................    3,391,844            --   --        3,391,844
   Canada.....................   19,058,076            --   --       19,058,076
   Chile......................      719,476            --   --          719,476
   China......................           --    15,425,185   --       15,425,185
   Colombia...................      112,625            --   --          112,625
   Denmark....................           --     3,531,291   --        3,531,291
   Finland....................           --     5,524,924   --        5,524,924
   France.....................       29,583    10,597,524   --       10,627,107
   Germany....................           --    12,143,730   --       12,143,730
   Hong Kong..................       18,970     5,551,169   --        5,570,139
   India......................       90,041     9,383,378   --        9,473,419
   Indonesia..................           --     2,418,702   --        2,418,702
   Ireland....................           --     1,061,300   --        1,061,300
   Israel.....................       17,848     1,386,161   --        1,404,009
   Italy......................           --     6,509,404   --        6,509,404
   Japan......................           --    47,535,251   --       47,535,251
   Malaysia...................           --     2,332,072   --        2,332,072
   Mexico.....................    3,031,967       111,811   --        3,143,778
   Netherlands................           --     3,034,451   --        3,034,451
   New Zealand................       17,396     1,350,074   --        1,367,470
   Norway.....................       12,096     1,895,140   --        1,907,236
   Philippines................           --     1,077,932   --        1,077,932
   Poland.....................           --       864,068   --          864,068
   Portugal...................           --       578,465   --          578,465
   Singapore..................       13,741     2,124,113   --        2,137,854
   South Africa...............    1,923,975     4,343,559   --        6,267,534
   South Korea................           --    15,120,953   --       15,120,953
   Spain......................           --     3,721,564   --        3,721,564
   Sweden.....................       79,610     5,086,958   --        5,166,568
   Switzerland................           --     9,295,796   --        9,295,796
   Taiwan.....................           --    12,119,703   --       12,119,703
   Thailand...................    2,171,134            --   --        2,171,134
   Turkey.....................           --       950,022   --          950,022
   United Kingdom.............           --    30,759,102   --       30,759,102
Preferred Stocks
   Brazil.....................      919,810            --   --          919,810
   Chile......................       28,182            --   --           28,182
   Colombia...................       88,110            --   --           88,110
   Germany....................           --       440,660   --          440,660
Rights/Warrants
   Brazil.....................           --         2,031   --            2,031
   China......................           --         2,446   --            2,446
   Singapore..................           --         1,858   --            1,858
   South Africa...............           --           167   --              167
   South Korea................           --         1,657   --            1,657
   Taiwan.....................           --           206   --              206
   Thailand...................           --        16,798   --           16,798
Securities Lending
  Collateral..................           --     4,523,568   --        4,523,568
                               ------------ -------------   --    -------------
TOTAL......................... $ 31,782,744 $ 239,481,728   --    $ 271,264,472
                               ============ =============   ==    =============

                      WORLD EX U.S. CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                             SHARES   VALUE++
                                                             ------- ----------
COMMON STOCKS -- (92.6%)

AUSTRALIA -- (4.8%)
    Adelaide Brighton, Ltd..................................  91,396 $  410,743
    AGL Energy, Ltd.........................................  18,513    289,836
    Ainsworth Game Technology, Ltd..........................  56,119     89,040
#   ALS, Ltd................................................  96,809    375,851
    Altium, Ltd.............................................   7,142     39,825
#   Alumina, Ltd............................................ 579,155    585,573
    Alumina, Ltd. Sponsored ADR.............................  12,241     48,964
    AMA Group, Ltd..........................................  39,932     28,111
    Amcor, Ltd..............................................  45,792    523,318
    Amcor, Ltd. Sponsored ADR...............................     793     36,240
    AMP, Ltd................................................ 452,607  2,002,485
    Ansell, Ltd.............................................  29,126    429,152
#   AP Eagers, Ltd..........................................   5,206     47,932
    APA Group...............................................  36,493    269,875
#*  APN News & Media, Ltd...................................  54,459    170,546
#   ARB Corp., Ltd..........................................  10,383    143,359
    Ardent Leisure Group....................................  81,206    131,058
    Aristocrat Leisure, Ltd.................................  44,632    541,695
#*  Arrium, Ltd............................................. 483,517      8,084
#   Asaleo Care, Ltd........................................  32,072     33,178
    Asciano, Ltd............................................ 102,486    712,641
*   ASG Group, Ltd..........................................  49,928     37,017
    ASX, Ltd................................................  19,257    728,307
    AUB Group, Ltd..........................................   7,596     58,921
    Aurizon Holdings, Ltd................................... 278,994  1,104,025
*   Ausdrill, Ltd........................................... 113,665     86,325
#   AusNet Services......................................... 175,302    235,883
    Austal, Ltd.............................................  49,744     43,899
    Australia & New Zealand Banking Group, Ltd.............. 122,572  2,411,538
#*  Australian Agricultural Co., Ltd........................  95,416    147,375
    Australian Pharmaceutical Industries, Ltd...............  92,876    135,706
#   Automotive Holdings Group, Ltd..........................  45,210    148,180
    Aveo Group..............................................  67,398    179,243
*   AWE, Ltd................................................ 168,955    115,966
    Bank of Queensland, Ltd.................................  83,277    669,960
    Bapcor, Ltd.............................................  14,339     62,457
    Beach Energy, Ltd....................................... 351,079    151,784
#*  Beadell Resources, Ltd..................................  88,089     34,994
    Bega Cheese, Ltd........................................   5,636     26,581
    Bellamy's Australia, Ltd................................   8,960     80,474
#   Bendigo & Adelaide Bank, Ltd............................ 113,393    876,186
    BHP Billiton, Ltd....................................... 215,424  3,193,053
#   BHP Billiton, Ltd. Sponsored ADR........................  13,830    410,613
*   Billabong International, Ltd............................  13,571     16,081
#   Blackmores, Ltd.........................................   1,662    198,553
    Blue Sky Alternative Investments, Ltd...................   7,292     42,951
    BlueScope Steel, Ltd.................................... 144,221    930,412
    Boral, Ltd.............................................. 158,732    830,101
#*  Bradken, Ltd............................................  59,779     75,110
    Brambles, Ltd...........................................  66,643    681,739
    Breville Group, Ltd.....................................  19,667    120,052

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
AUSTRALIA -- (Continued)
    Brickworks, Ltd.........................................  10,108 $  115,527
    BT Investment Management, Ltd...........................  12,084     82,745
    Cabcharge Australia, Ltd................................  31,613     95,353
    Caltex Australia, Ltd...................................  11,018    278,635
#   Cardno, Ltd.............................................   7,089      3,096
    carsales.com, Ltd.......................................  26,044    251,848
    Cash Converters International, Ltd......................  48,880     16,433
    Challenger, Ltd......................................... 111,629    807,178
    CIMIC Group, Ltd........................................  13,452    299,187
    Cleanaway Waste Management, Ltd......................... 344,175    223,714
    Coca-Cola Amatil, Ltd...................................  47,422    331,742
    Cochlear, Ltd...........................................   5,969    603,055
#   Collection House, Ltd...................................  23,196     22,928
    Collins Foods, Ltd......................................  31,521    100,937
    Commonwealth Bank of Australia..........................  42,958  2,528,792
    Computershare, Ltd......................................  32,253    217,771
#   Corporate Travel Management, Ltd........................   4,865     57,841
#   Cover-More Group, Ltd...................................  16,571     17,295
    Credit Corp. Group, Ltd.................................  12,422    125,877
    Crown Resorts, Ltd......................................  36,723    365,969
    CSG, Ltd................................................  23,804     28,319
    CSL, Ltd................................................   7,093    636,062
    CSR, Ltd................................................ 125,833    368,342
    Decmil Group, Ltd.......................................   7,114      4,432
    Domino's Pizza Enterprises, Ltd.........................   7,052    404,017
*   Doray Minerals, Ltd.....................................  78,042     62,821
    Downer EDI, Ltd......................................... 102,232    325,050
#*  DSHE Holdings, Ltd......................................  41,623         --
    DUET Group.............................................. 225,084    460,765
    DuluxGroup, Ltd.........................................  53,211    268,794
    Eclipx Group, Ltd.......................................  26,793     75,971
*   Elders, Ltd.............................................  15,177     45,054
    Event Hospitality and Entertainment, Ltd................  11,733    131,982
#   Evolution Mining, Ltd................................... 159,908    349,949
    Fairfax Media, Ltd...................................... 610,699    487,914
    FlexiGroup, Ltd.........................................  90,375    137,679
#   Flight Centre Travel Group, Ltd.........................   8,041    197,059
#   Fortescue Metals Group, Ltd............................. 376,432  1,283,870
#   G8 Education, Ltd.......................................  80,439    235,158
#   GBST Holdings, Ltd......................................  13,341     41,164
    Genworth Mortgage Insurance Australia, Ltd..............   9,286     20,771
    GrainCorp, Ltd. Class A.................................  44,859    289,443
#   Greencross, Ltd.........................................  12,962     69,204
#   GUD Holdings, Ltd.......................................   9,720     74,313
    GWA Group, Ltd..........................................  38,424     61,546
    Hansen Technologies, Ltd................................  20,640     65,077
#   Harvey Norman Holdings, Ltd.............................  96,563    355,240
    Healthscope, Ltd........................................ 232,095    522,731
    HFA Holdings, Ltd.......................................  20,518     35,089
*   Hills, Ltd..............................................  10,276      1,912
    Iluka Resources, Ltd....................................  76,502    408,127
#   IMF Bentham, Ltd........................................  46,047     54,465
    Incitec Pivot, Ltd...................................... 306,692    671,499

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
AUSTRALIA -- (Continued)
    Independence Group NL...................................  68,270 $  212,380
*   Infigen Energy.......................................... 213,352    193,249
    Infomedia, Ltd..........................................  47,235     24,066
    Insurance Australia Group, Ltd..........................  96,159    442,285
#   InvoCare, Ltd...........................................  14,889    165,862
#   IOOF Holdings, Ltd......................................  49,196    338,509
    IRESS, Ltd..............................................  14,612    125,614
    iSelect, Ltd............................................  13,154     12,994
    iSentia Group, Ltd......................................  37,492     89,702
    James Hardie Industries P.L.C...........................  38,047    631,282
    James Hardie Industries P.L.C. Sponsored ADR............   1,045     17,357
    Japara Healthcare, Ltd..................................  32,300     63,559
#   JB Hi-Fi, Ltd...........................................  13,455    265,479
#*  Karoon Gas Australia, Ltd...............................  70,579     71,826
    LendLease Group.........................................  83,397    851,193
*   Lynas Corp., Ltd........................................ 686,156     39,215
    MACA, Ltd...............................................  27,449     36,443
    Macquarie Atlas Roads Group.............................  37,230    164,849
    Macquarie Group, Ltd....................................  36,962  2,092,681
    Magellan Financial Group, Ltd...........................  15,534    270,136
    Mantra Group, Ltd.......................................  14,705     40,217
*   Mayne Pharma Group, Ltd.................................  84,436    130,584
    McMillan Shakespeare, Ltd...............................  12,859    137,906
    Medibank Pvt, Ltd....................................... 238,202    556,020
*   Medusa Mining, Ltd......................................  85,990     47,016
#*  Mesoblast, Ltd..........................................  69,850     59,486
    Metals X, Ltd...........................................  45,805     57,258
#*  Metcash, Ltd............................................ 227,583    373,061
    Mineral Resources, Ltd..................................  38,034    285,221
    Mirvac Group............................................ 336,679    563,234
#   MMA Offshore, Ltd.......................................  61,531     13,821
#   Monadelphous Group, Ltd.................................  25,487    204,383
    Monash IVF Group, Ltd...................................  28,800     47,230
    Mortgage Choice, Ltd....................................   8,277     13,250
#*  Mount Gibson Iron, Ltd.................................. 299,373     65,900
#   Myer Holdings, Ltd...................................... 202,453    205,792
    National Australia Bank, Ltd............................ 167,814  3,392,549
    Navitas, Ltd............................................  42,942    193,926
*   NetComm Wireless, Ltd...................................  19,594     43,255
    New Hope Corp., Ltd.....................................  31,164     37,923
*   Newcrest Mining, Ltd....................................  89,032  1,734,036
    nib holdings, Ltd.......................................  60,884    214,266
    Nine Entertainment Co. Holdings, Ltd.................... 105,075     87,632
    Northern Star Resources, Ltd............................  56,370    230,394
    Nufarm, Ltd.............................................  43,615    274,992
    Oil Search, Ltd......................................... 106,057    581,173
#   Orica, Ltd..............................................  95,732  1,033,605
    Origin Energy, Ltd...................................... 118,999    501,781
*   Orocobre, Ltd...........................................  26,183     82,771
    Orora, Ltd.............................................. 239,915    525,647
    OZ Minerals, Ltd........................................  71,955    352,297
#   OzForex Group, Ltd......................................  28,073     53,282
#   Pacific Current Group, Ltd..............................   2,940     11,028

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
AUSTRALIA -- (Continued)
    Pact Group Holdings, Ltd................................  19,451 $   84,347
#*  Paladin Energy, Ltd..................................... 442,639     66,108
    Peet, Ltd............................................... 109,715     79,681
    Perpetual, Ltd..........................................   6,941    240,318
#*  Perseus Mining, Ltd..................................... 254,507    125,926
#   Platinum Asset Management, Ltd..........................  32,413    149,347
    Premier Investments, Ltd................................  21,429    264,331
    Primary Health Care, Ltd................................ 127,098    395,410
    Programmed Maintenance Services, Ltd....................  62,950     98,876
    Qantas Airways, Ltd..................................... 114,899    275,865
    QBE Insurance Group, Ltd................................  93,286    778,618
#   Qube Holdings, Ltd...................................... 149,042    288,707
*   Ramelius Resources, Ltd................................. 196,520     87,278
    Ramsay Health Care, Ltd.................................   5,423    324,868
    RCR Tomlinson, Ltd......................................  34,883     53,695
#   REA Group, Ltd..........................................   4,818    239,265
    Regis Healthcare, Ltd...................................  16,450     64,509
    Regis Resources, Ltd....................................  59,873    186,126
    Reject Shop, Ltd. (The).................................   8,575     83,899
*   Resolute Mining, Ltd.................................... 258,682    333,974
#   Retail Food Group, Ltd..................................  18,722     82,235
    Rio Tinto, Ltd..........................................  47,196  1,801,057
    SAI Global, Ltd.........................................  39,754    107,629
    Sandfire Resources NL...................................  44,603    195,886
    Santos, Ltd............................................. 275,861    943,025
#*  Saracen Mineral Holdings, Ltd........................... 243,483    323,200
#   Seek, Ltd...............................................  44,731    569,176
#   Select Harvests, Ltd....................................  16,582     96,198
#*  Senex Energy, Ltd....................................... 235,975     48,749
    Servcorp, Ltd...........................................   7,578     39,083
    Service Stream, Ltd.....................................  23,092     15,340
#   Seven Group Holdings, Ltd...............................  30,072    157,076
    Seven West Media, Ltd................................... 257,235    203,065
    Sigma Pharmaceuticals, Ltd.............................. 202,673    199,608
*   Silver Lake Resources, Ltd.............................. 205,129    101,789
#   Sims Metal Management, Ltd..............................  45,105    290,704
    Sirtex Medical, Ltd.....................................   7,727    184,997
#   Slater & Gordon, Ltd....................................  45,213     13,934
    SMS Management & Technology, Ltd........................  10,362     14,569
    Sonic Healthcare, Ltd...................................  32,341    564,973
*   South32, Ltd............................................ 310,013    437,144
*   South32, Ltd. ADR.......................................  12,570     87,047
    Southern Cross Media Group, Ltd......................... 156,822    150,542
    Spark Infrastructure Group.............................. 247,683    493,485
    SpeedCast International, Ltd............................  10,807     31,818
    Spotless Group Holdings, Ltd............................ 223,261    202,783
*   St Barbara, Ltd.........................................  90,211    210,477
    Star Entertainment Grp, Ltd. (The)...................... 108,587    490,461
#   Steadfast Group, Ltd.................................... 126,652    203,283
    Suncorp Group, Ltd......................................  87,478    893,039
*   Sundance Energy Australia, Ltd..........................  41,964      4,939
#   Super Retail Group, Ltd.................................  40,724    303,764
    Sydney Airport..........................................  41,112    236,750

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
AUSTRALIA -- (Continued)
    Tabcorp Holdings, Ltd................................ 189,351 $   704,553
    Tassal Group, Ltd....................................  32,567     102,070
    Tatts Group, Ltd..................................... 211,298     663,152
    Technology One, Ltd..................................  32,716     141,736
    Telstra Corp., Ltd...................................  76,579     335,883
    Telstra Corp., Ltd. ADR..............................     939      20,583
*   Ten Network Holdings, Ltd............................  12,772      11,137
    TFS Corp., Ltd.......................................  95,042     117,751
    Thorn Group, Ltd.....................................  46,238      46,748
    Tox Free Solutions, Ltd..............................  35,132      70,649
    TPG Telecom, Ltd.....................................  23,405     228,794
    Transurban Group.....................................  47,455     453,414
    Treasury Wine Estates, Ltd........................... 142,950   1,050,020
*   Troy Resources, Ltd..................................  70,768      28,471
*   UGL, Ltd.............................................  57,484     107,555
    Village Roadshow, Ltd................................   3,270      13,387
*   Virgin Australia Holdings, Ltd.......................  88,827      16,227
    Virtus Health, Ltd...................................  12,659      74,326
    Vita Group, Ltd......................................  14,846      54,387
#   Vocus Communications, Ltd............................  89,250     606,921
    Webjet, Ltd..........................................  11,211      65,185
    Wesfarmers, Ltd......................................  30,100     984,471
    Western Areas, Ltd...................................  39,471      82,950
#   Westpac Banking Corp................................. 198,957   4,707,787
    Westpac Banking Corp. Sponsored ADR..................   6,839     161,332
#*  Whitehaven Coal, Ltd................................. 138,464     178,981
    Woodside Petroleum, Ltd..............................  59,391   1,213,204
#   Woolworths, Ltd......................................  29,013     517,044
#   WorleyParsons, Ltd...................................  49,527     283,526
    WPP AUNZ, Ltd........................................  90,567      86,721
                                                                  -----------
TOTAL AUSTRALIA..........................................          80,778,289
                                                                  -----------
AUSTRIA -- (0.4%)
    ANDRITZ AG...........................................   9,020     459,887
    Atrium European Real Estate, Ltd.....................  27,321     120,354
    Austria Technologie & Systemtechnik AG...............   7,500      88,974
    BUWOG AG.............................................   8,203     198,946
    CA Immobilien Anlagen AG.............................  12,126     227,885
    Conwert Immobilien Invest SE.........................  14,730     242,344
#   DO & CO AG...........................................     822      64,781
    Erste Group Bank AG..................................  20,244     536,496
    EVN AG...............................................   5,678      66,347
*   IMMOFINANZ AG........................................ 134,526     292,888
    Lenzing AG...........................................   1,417     148,548
    Mayr Melnhof Karton AG...............................   1,829     200,527
    Oesterreichische Post AG.............................   3,085     107,661
    OMV AG...............................................  46,516   1,242,472
    POLYTEC Holding AG...................................   2,402      19,914
    Porr Ag..............................................     856      24,385
*   Raiffeisen Bank International AG.....................  28,531     376,460
    RHI AG...............................................   5,914     122,757
    S IMMO AG............................................  12,329     119,227
    Schoeller-Bleckmann Oilfield Equipment AG............   1,795     110,373

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
AUSTRIA -- (Continued)
    Semperit AG Holding..................................  1,666 $   54,025
    Strabag SE...........................................  2,626     82,150
    Telekom Austria AG................................... 24,308    143,013
    UNIQA Insurance Group AG............................. 25,501    157,784
    Verbund AG........................................... 10,826    169,536
    Vienna Insurance Group AG Wiener Versicherung
      Gruppe.............................................  3,624     71,868
    Voestalpine AG....................................... 24,110    850,251
    Wienerberger AG...................................... 20,880    322,115
    Zumtobel Group AG....................................  2,626     39,854
                                                                 ----------
TOTAL AUSTRIA............................................         6,661,822
                                                                 ----------
BELGIUM -- (1.0%)
#*  Ablynx NV............................................  3,535     48,589
    Ackermans & van Haaren NV............................  5,091    616,226
    Ageas................................................ 34,850  1,171,612
*   AGFA-Gevaert NV...................................... 50,732    182,883
    Anheuser-Busch InBev NV.............................. 39,170  5,060,456
    Anheuser-Busch InBev NV Sponsored ADR................  3,085    399,322
    Atenor...............................................     81      4,242
    Banque Nationale de Belgique.........................     13     41,271
    Barco NV.............................................  2,340    180,106
    Bekaert SA...........................................  9,083    416,253
    bpost SA.............................................  9,908    259,661
#*  Celyad SA............................................  1,213     29,835
    Cie d'Entreprises CFE................................  2,251    207,276
    Colruyt SA........................................... 16,804    937,357
    D'ieteren SA.........................................  7,036    308,302
    Econocom Group SA.................................... 19,795    259,280
    Elia System Operator SA..............................  4,343    231,472
    Euronav NV........................................... 30,070    259,156
    EVS Broadcast Equipment SA...........................  2,438     82,313
    Exmar NV.............................................  5,340     37,528
*   Fagron...............................................  8,168     65,428
*   Galapagos NV.........................................  6,439    352,212
    Gimv NV..............................................  1,484     80,626
    Ion Beam Applications................................  2,150    101,352
*   KBC Group NV......................................... 17,257    897,044
    Kinepolis Group NV...................................  2,428    108,442
#   Lotus Bakeries.......................................     21     42,257
#*  MDxHealth............................................  5,842     23,692
    Melexis NV...........................................  2,179    143,071
*   Nyrstar NV........................................... 17,519    159,629
    Ontex Group NV....................................... 13,945    503,848
*   Orange Belgium SA....................................  8,768    212,557
    Proximus SADP........................................ 23,040    719,213
    Recticel SA.......................................... 10,158     52,766
    Resilux..............................................     80     12,781
    Sipef SA.............................................    276     14,823
    Solvay SA............................................  8,280    859,510
*   Telenet Group Holding NV.............................  4,581    217,261
*   Tessenderlo Chemie NV................................  6,917    235,303
*   ThromboGenics NV.....................................  8,399     28,533
    UCB SA...............................................  8,397    657,014

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
BELGIUM -- (Continued)
    Umicore SA...........................................  23,463 $ 1,357,560
    Van de Velde NV......................................     842      61,377
*   Viohalco SA..........................................   4,480       6,693
                                                                  -----------
TOTAL BELGIUM............................................          17,646,132
                                                                  -----------
BRAZIL -- (1.5%)
    AES Tiete Energia SA.................................  27,500     145,880
    Aliansce Shopping Centers SA.........................  20,400      91,166
*   Alupar Investimento SA(BD0M2B1)......................   1,584       8,183
    Alupar Investimento SA(B8DWT90)......................  12,354      63,972
    AMBEV SA ADR.........................................  79,200     457,776
    Arezzo Industria e Comercio SA.......................   9,000      77,720
*   B2W Cia Digital......................................  32,290     129,463
    Banco Bradesco SA....................................  36,650     330,171
    Banco do Brasil SA...................................  77,050     500,217
    Banco Santander Brasil SA............................  25,400     159,651
    BB Seguridade Participacoes SA.......................  30,000     278,867
    BM&FBovespa SA - Bolsa de Valores Mercadorias e
      Futuros............................................ 335,382   1,974,600
*   BR Malls Participacoes SA............................  90,350     391,784
*   Brasil Brokers Participacoes SA......................  21,900      15,535
    Braskem SA Sponsored ADR.............................   3,700      42,550
    BRF SA...............................................  24,761     414,669
    BRF SA ADR...........................................  10,100     168,468
    BTG Pactual Group....................................  14,556      76,362
    CCR SA............................................... 128,100     739,981
*   Centrais Eletricas Brasileiras SA....................  60,600     329,502
    CETIP SA - Mercados Organizados......................  48,400     645,901
    Cia Brasileira de Distribuicao ADR...................   1,600      24,112
    Cia de Saneamento Basico do Estado de Sao Paulo......  16,700     158,636
    Cia de Saneamento Basico do Estado de Sao Paulo
      ADR................................................   6,900      65,136
*   Cia de Saneamento de Minas Gerais-COPASA(BZ01Z24)....     734       7,470
    Cia de Saneamento de Minas Gerais-COPASA(B0YBZJ2)....  12,400     126,203
    Cia Energetica de Minas Gerais.......................   4,900      13,979
    Cia Energetica de Minas Gerais Sponsored ADR.........   8,800      24,376
    Cia Hering...........................................  47,000     268,166
    Cia Paranaense de Energia Sponsored ADR..............   2,400      23,760
*   Cia Siderurgica Nacional SA.......................... 180,473     616,160
#*  Cia Siderurgica Nacional SA Sponsored ADR............  28,200      95,598
    Cielo SA.............................................  20,880     236,658
    Cosan SA Industria e Comercio........................  32,300     339,198
    CPFL Energia SA......................................  12,164      85,685
    CPFL Energia SA ADR..................................   1,903      26,737
    CVC Brasil Operadora e Agencia de Viagens SA.........  11,400      75,944
    Cyrela Brazil Realty SA Empreendimentos e
      Participacoes......................................  73,339     253,556
    Direcional Engenharia SA.............................  40,100      79,151
    Duratex SA........................................... 102,483     313,227
*   EcoRodovias Infraestrutura e Logistica SA............  50,055     126,743
    EDP - Energias do Brasil SA..........................  62,388     276,690
    Embraer SA...........................................  85,267     389,992
    Embraer SA Sponsored ADR.............................   6,200     113,274
    Engie Brasil Energia SA..............................  13,926     181,290
    Equatorial Energia SA................................  26,650     456,413
    Estacio Participacoes SA.............................  79,102     430,592

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
BRAZIL -- (Continued)
    Even Construtora e Incorporadora SA..................  75,100 $  107,008
    Ez Tec Empreendimentos e Participacoes SA............  16,283     89,390
    Fibria Celulose SA...................................  12,495     76,263
    Fibria Celulose SA Sponsored ADR.....................   9,400     57,810
    Fleury SA............................................  11,900    114,581
    GAEC Educacao SA.....................................   5,400     25,348
    Gafisa SA............................................  74,100     50,506
#   Gafisa SA ADR........................................  11,600     15,776
    Gerdau SA............................................  38,100     64,981
    Gerdau SA Sponsored ADR..............................  32,200     75,992
    Grendene SA..........................................  27,917    148,006
    Guararapes Confeccoes SA.............................   2,600     55,193
    Helbor Empreendimentos SA............................  14,400     10,392
    Hypermarcas SA.......................................  40,600    343,718
    Iguatemi Empresa de Shopping Centers SA..............  15,745    148,301
*   International Meal Co. Alimentacao SA................  24,700     43,421
    Iochpe Maxion SA.....................................  24,800    132,322
    Itau Unibanco Holding SA.............................  18,700    169,214
    JBS SA............................................... 131,647    442,559
    JSL SA...............................................   4,100     12,455
    Klabin SA............................................  29,700    155,626
    Kroton Educacional SA................................ 249,153  1,109,601
    Light SA.............................................  22,600    101,416
    Linx SA..............................................  12,000     68,283
    Localiza Rent a Car SA...............................  37,836    470,266
    Lojas Americanas SA..................................  18,720     75,286
    Lojas Renner SA...................................... 112,400    944,986
*   LPS Brasil Consultoria de Imoveis SA.................   9,200     13,336
    M Dias Branco SA.....................................   7,449    269,941
    Mahle-Metal Leve SA..................................  10,387     85,533
*   Marfrig Global Foods SA..............................  73,600    128,932
*   Mills Estruturas e Servicos de Engenharia SA.........  32,500     57,134
*   Minerva SA...........................................  23,100     68,394
    MRV Engenharia e Participacoes SA....................  88,300    369,006
    Multiplan Empreendimentos Imobiliarios SA............  12,000    233,790
    Multiplus SA.........................................   7,000     92,336
    Natura Cosmeticos SA.................................  31,300    321,456
    Odontoprev SA........................................  34,974    140,224
    Paranapanema SA......................................  31,700     21,313
*   Petroleo Brasileiro SA............................... 210,099    907,811
*   Petroleo Brasileiro SA Sponsored ADR.................  31,500    273,420
    Porto Seguro SA......................................  33,100    286,858
    QGEP Participacoes SA................................  33,000     62,185
    Qualicorp SA.........................................  51,781    343,354
    Raia Drogasil SA.....................................  28,000    572,366
*   Restoque Comercio e Confeccoes de Roupas SA..........   8,124     10,173
*   Rumo Logistica Operadora Multimodal SA...............  34,346     64,828
    Santos Brasil Participacoes SA.......................   9,000     38,999
    Sao Martinho SA......................................  13,900    227,637
    Ser Educacional SA...................................   6,300     30,369
    SLC Agricola SA......................................  17,900     82,809
    Smiles SA............................................   5,700     91,343
    Sul America SA.......................................  68,500    364,218

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------ -----------
BRAZIL -- (Continued)
    Tecnisa SA........................................... 19,300 $    16,369
    Telefonica Brasil SA ADR.............................  3,300      49,962
    Tim Participacoes SA................................. 68,221     174,845
    Tim Participacoes SA ADR.............................  2,300      29,647
    Totvs SA............................................. 28,763     291,851
    Transmissora Alianca de Energia Eletrica SA.......... 43,143     344,622
    Ultrapar Participacoes SA............................ 23,400     534,337
    Ultrapar Participacoes SA Sponsored ADR..............    600      13,662
*   Usinas Siderurgicas de Minas Gerais SA...............  8,700      22,539
    Vale SA.............................................. 69,783     398,157
#   Vale SA Sponsored ADR................................ 10,757      61,853
    Valid Solucoes e Servicos de Seguranca em Meios de
      Pagamento e Identificacao S.A...................... 22,743     205,938
    Via Varejo SA........................................ 33,200      68,603
    WEG SA............................................... 36,300     170,954
                                                                 -----------
TOTAL BRAZIL.............................................         24,500,968
                                                                 -----------
CANADA -- (6.2%)
    Absolute Software Corp...............................  6,873      42,060
    Acadian Timber Corp..................................  2,233      30,870
*   Advantage Oil & Gas, Ltd............................. 51,929     328,521
    Aecon Group, Inc..................................... 14,932     198,880
*   Africa Oil Corp...................................... 10,900      14,610
#   Ag Growth International, Inc.........................  1,400      44,799
    AGF Management, Ltd. Class B......................... 26,900     105,074
#   Agnico Eagle Mines, Ltd.(008474108).................. 21,851   1,270,417
    Agnico Eagle Mines, Ltd.(2009823)....................  3,800     221,134
    Agrium, Inc.(008916108)..............................  4,605     417,950
    Agrium, Inc.(2213538)................................  2,400     217,823
    AGT Food & Ingredients, Inc..........................  5,300     128,557
    Aimia, Inc........................................... 54,178     356,442
*   Air Canada...........................................  9,314      64,131
    AirBoss of America Corp..............................  5,883      63,847
*   Alacer Gold Corp..................................... 59,103     150,739
    Alamos Gold, Inc. Class A(011532108).................  3,100      28,954
    Alamos Gold, Inc. Class A(BZ3DNP6)................... 59,904     559,286
#   Alaris Royalty Corp..................................  7,431     132,325
    Algonquin Power & Utilities Corp..................... 46,200     432,047
    Alimentation Couche-Tard, Inc. Class B...............  7,939     358,932
#   AltaGas, Ltd......................................... 21,734     553,650
#   Altius Minerals Corp................................. 12,200      99,140
    Altus Group, Ltd.....................................  6,200     112,067
*   Amaya, Inc.(02314M108)............................... 16,194     250,683
#*  Amaya, Inc.(BT8J595).................................    800      12,383
#   Andrew Peller, Ltd. Class A..........................  2,200      45,764
    ARC Resources, Ltd................................... 33,111     582,514
*   Argonaut Gold, Inc................................... 42,854     117,503
*   Asanko Gold, Inc..................................... 42,200     184,230
    Atco, Ltd. Class I...................................  7,342     276,720
#*  Athabasca Oil Corp................................... 94,200      88,742
*   ATS Automation Tooling Systems, Inc.................. 22,200     169,520
*   AuRico Metals, Inc.(05157J108).......................  1,363       1,183
*   AuRico Metals, Inc.(BYR52G5)......................... 16,008      13,854

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
CANADA -- (Continued)
    AutoCanada, Inc......................................   2,500 $   40,689
#*  Avigilon Corp........................................   8,900     90,455
*   B2Gold Corp.......................................... 214,219    671,049
#   Badger Daylighting, Ltd..............................   7,700    121,016
#*  Ballard Power Systems, Inc...........................   4,200      8,106
    Bank of Montreal(063671101)..........................  26,880  1,723,546
#   Bank of Montreal(2076009)............................   7,500    480,795
    Bank of Nova Scotia (The)(2076281)...................   7,000    355,509
    Bank of Nova Scotia (The)(064149107).................  50,621  2,570,028
*   Bankers Petroleum, Ltd...............................  75,201    116,345
    Barrick Gold Corp.(067901108)........................  17,900    391,294
    Barrick Gold Corp.(2024644)..........................  48,395  1,056,747
    Baytex Energy Corp.(07317Q105).......................  18,982     88,836
#   Baytex Energy Corp.(B4VGVM3).........................  38,178    179,245
    BCE, Inc.(05534B760).................................   1,597     76,480
#   BCE, Inc.(B188TH2)...................................   1,600     76,627
#*  Bellatrix Exploration, Ltd...........................  71,271     61,137
#*  Birchcliff Energy, Ltd...............................  26,627    192,516
    Bird Construction, Inc...............................  12,599    129,980
#   Black Diamond Group, Ltd.............................   8,500     33,007
*   BlackBerry, Ltd.(09228F103)..........................   9,902     75,255
*   BlackBerry, Ltd.(BCBHZ31)............................  86,314    654,470
#*  BlackPearl Resources, Inc............................  13,000     10,056
*   Bombardier, Inc. Class A.............................  25,639     46,147
#*  Bombardier, Inc. Class B............................. 136,619    205,088
    Bonavista Energy Corp................................  49,604    133,731
#   Bonterra Energy Corp.................................   8,357    158,416
    Boralex, Inc. Class A................................   8,600    131,406
    Brookfield Asset Management, Inc.
      Class A(112585104).................................   6,877    237,738
    Brookfield Asset Management, Inc. Class A(2092599)...   8,400    290,090
*   BRP, Inc.............................................   6,418    104,210
    CAE, Inc.(124765108).................................   3,197     42,616
    CAE, Inc.(2162760)...................................  34,044    454,215
#   Calfrac Well Services, Ltd...........................  39,609     90,100
#   Callidus Capital Corp................................   7,877     99,605
    Cameco Corp.(13321L108)..............................  21,697    207,423
    Cameco Corp.(2166160)................................  39,367    376,288
    Canaccord Genuity Group, Inc.........................  27,187     98,491
*   Canacol Energy, Ltd..................................  30,820     93,712
#   Canadian Energy Services & Technology Corp...........  22,400     60,390
#   Canadian Imperial Bank of Commerce(136069101)........  17,619  1,338,163
    Canadian Imperial Bank of Commerce(2170525)..........   2,500    189,925
    Canadian National Railway Co.(136375102).............  10,933    691,075
    Canadian National Railway Co.(2180632)...............   2,800    177,502
    Canadian Natural Resources, Ltd.(136385101)..........  74,149  2,241,524
    Canadian Natural Resources, Ltd.(2171573)............  13,300    402,774
    Canadian Pacific Railway, Ltd.(13645T100)............   1,597    239,199
    Canadian Pacific Railway, Ltd.(2793115)..............   1,000    149,818
#   Canadian Tire Corp., Ltd. Class A....................   7,600    798,563
    Canadian Utilities, Ltd. Class A.....................   4,900    150,830
#   Canadian Western Bank................................  24,263    468,665
    Canam Group, Inc.....................................  11,921     95,960
#   Canexus Corp.........................................  10,300     10,098

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
CANADA -- (Continued)
*   Canfor Corp..........................................  14,100 $  167,388
    Canfor Pulp Products, Inc............................   7,290     58,235
#   CanWel Building Materials Group, Ltd.................   9,407     44,454
    Canyon Services Group, Inc...........................  20,700     76,734
    Capital Power Corp...................................  12,800    205,874
*   Capstone Mining Corp................................. 121,117     79,777
    Cascades, Inc........................................  19,653    147,211
    CCL Industries, Inc. Class B.........................   2,100    375,882
*   Celestica, Inc.(15101Q108)...........................  10,045    111,299
#*  Celestica, Inc.(2263362).............................  22,340    247,414
    Cenovus Energy, Inc.(15135U109)......................  54,276    776,147
    Cenovus Energy, Inc.(B57FG04)........................   4,300     61,553
    Centerra Gold, Inc...................................  44,304    261,280
#*  Cequence Energy, Ltd.................................  13,500      3,515
    Cervus Equipment Corp................................     700      6,058
*   CGI Group, Inc. Class A(39945C109)...................  10,868    527,533
*   CGI Group, Inc. Class A(2159740).....................   3,300    160,217
*   China Gold International Resources Corp., Ltd........  70,760    133,862
    CI Financial Corp....................................   9,100    186,022
    Cineplex, Inc........................................   7,067    275,395
    Clearwater Seafoods, Inc.............................   3,700     41,147
    Cogeco Communications, Inc...........................   4,600    226,398
    Cogeco, Inc..........................................   3,500    140,976
    Colliers International Group, Inc.(194693107)........   4,081    168,464
    Colliers International Group, Inc.(BYL7SB4)..........     300     12,385
    Computer Modelling Group, Ltd........................  10,700     81,214
#   Concordia International Corp.........................   3,384     59,051
    Constellation Software, Inc..........................     600    244,251
*   Continental Gold, Inc................................  22,200     65,632
#*  Copper Mountain Mining Corp..........................  11,200      4,546
#   Corus Entertainment, Inc. Class B....................  34,198    337,881
    Cott Corp.(22163N106)................................  15,320    228,728
    Cott Corp.(2228952)..................................  19,631    292,589
    Crescent Point Energy Corp.(22576C101)...............  28,949    423,524
    Crescent Point Energy Corp.(B67C8W8).................  17,993    263,077
*   Crew Energy, Inc.....................................  39,700    168,147
*   CRH Medical Corp.....................................   9,725     38,955
*   Delphi Energy Corp...................................  41,580     30,254
#*  Denison Mines Corp................................... 193,074    103,513
*   Descartes Systems Group, Inc. (The)(249906108).......     699     14,120
*   Descartes Systems Group, Inc. (The)(2141941).........   1,600     32,266
*   Detour Gold Corp.....................................  40,100  1,048,531
    DH Corp..............................................  17,200    424,846
    DHX Media, Ltd.(BRF12P5).............................  12,900     70,149
    DHX Media, Ltd.(BRF12N3).............................   1,300      6,990
    DirectCash Payments, Inc.............................   3,605     36,943
    Dollarama, Inc.......................................   5,500    406,671
    Dominion Diamond Corp.(257287102)....................  13,799    126,813
    Dominion Diamond Corp.(B95LX89)......................   6,700     61,527
    Dorel Industries, Inc. Class B.......................   9,512    274,290
*   Dundee Precious Metals, Inc..........................  28,744     86,519
    Eldorado Gold Corp.(284902103).......................   5,700     23,313
    Eldorado Gold Corp.(2307873)......................... 156,154    639,853

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
CANADA -- (Continued)
    Element Financial Corp............................... 34,600 $371,533
#   Emera, Inc...........................................  3,400  126,766
    Empire Co., Ltd. Class A............................. 16,174  257,664
#   Enbridge Income Fund Holdings, Inc................... 21,023  523,301
    Enbridge, Inc.(29250N105)............................ 11,998  493,478
    Enbridge, Inc.(2466149)..............................  2,900  119,296
    Encana Corp.(292505104).............................. 30,117  242,442
    Encana Corp.(2793193)................................ 50,084  402,774
*   Endeavour Mining Corp................................ 15,485  300,880
*   Endeavour Silver Corp................................ 10,800   52,277
    Enercare, Inc........................................ 20,256  272,893
    Enerflex, Ltd........................................ 17,439  152,532
    Enerplus Corp.(292766102)............................ 20,845  124,445
    Enerplus Corp.(B584T89).............................. 25,582  152,436
    Enghouse Systems, Ltd................................  2,800  114,453
    Ensign Energy Services, Inc.......................... 39,316  217,109
#*  Epsilon Energy, Ltd..................................  3,400    8,320
    Equitable Group, Inc.................................  2,877  119,540
*   Essential Energy Services Trust......................  6,700    3,695
    Evertz Technologies, Ltd.............................  3,400   46,040
*   exactEarth, Ltd......................................  1,068    1,104
    Exchange Income Corp.................................  7,900  203,846
    Exco Technologies, Ltd............................... 15,400  148,616
    Extendicare, Inc..................................... 15,061   94,704
    Fairfax Financial Holdings, Ltd......................  1,771  949,502
    Fiera Capital Corp...................................  3,000   29,273
    Finning International, Inc........................... 39,070  633,187
    Firm Capital Mortgage Investment Corp................  6,900   72,612
    First Capital Realty, Inc............................ 11,000  195,374
#*  First Majestic Silver Corp.(32076V103)...............  3,500   60,690
#*  First Majestic Silver Corp.(2833583)................. 43,419  752,886
    First National Financial Corp........................  3,300   76,355
#   First Quantum Minerals, Ltd.......................... 86,746  750,096
    FirstService Corp.(33767E103)........................  4,154  204,252
    FirstService Corp.(BYL7ZF7)..........................    300   14,786
    Fortis, Inc.......................................... 10,400  344,503
*   Fortuna Silver Mines, Inc............................ 35,594  310,236
    Franco-Nevada Corp...................................  5,207  401,095
    Freehold Royalties, Ltd.............................. 20,300  173,203
    Gamehost, Inc........................................  5,287   40,048
#   Genworth MI Canada, Inc.............................. 11,523  307,745
    George Weston, Ltd...................................  4,721  419,291
    Gibson Energy, Inc................................... 29,664  338,524
    Gildan Activewear, Inc.(375916103)...................  4,416  129,433
    Gildan Activewear, Inc.(2254645).....................  4,400  129,103
    Gluskin Sheff + Associates, Inc......................  3,800   51,689
    GMP Capital, Inc.....................................  2,900   11,883
    Goldcorp, Inc.(380956409)............................ 42,070  752,212
    Goldcorp, Inc.(2676302)..............................  4,600   82,195
*   Gran Tierra Energy, Inc.............................. 75,799  210,158
    Granite Oil Corp..................................... 12,933   70,922
*   Great Canadian Gaming Corp........................... 11,008  156,986
    Great-West Lifeco, Inc............................... 12,600  327,244

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
CANADA -- (Continued)
    High Liner Foods, Inc................................   6,000 $   92,000
#   Home Capital Group, Inc..............................  18,222    387,705
#   Horizon North Logistics, Inc.........................  38,323     55,181
    HudBay Minerals, Inc.................................  64,186    320,033
    Hudson's Bay Co......................................  20,350    255,768
    Husky Energy, Inc....................................  52,239    614,550
*   IAMGOLD Corp.(450913108).............................   6,100     31,537
*   IAMGOLD Corp.(2446646)............................... 101,564    524,292
    IGM Financial, Inc...................................   6,100    169,734
*   IMAX Corp............................................   3,900    123,201
#*  Imperial Metals Corp.................................   5,200     30,627
    Imperial Oil, Ltd.(453038408)........................   7,889    242,113
    Imperial Oil, Ltd.(2454241)..........................   1,000     30,766
    Industrial Alliance Insurance & Financial Services,
      Inc................................................  17,600    572,895
#   Innergex Renewable Energy, Inc.......................  17,100    204,836
    Intact Financial Corp................................   4,500    322,563
#   Inter Pipeline, Ltd..................................  11,700    244,458
*   Interfor Corp........................................  15,402    170,458
#*  Intertain Group, Ltd. (The)..........................  13,038    103,353
    Intertape Polymer Group, Inc.........................  11,632    187,712
*   Ithaca Energy, Inc................................... 110,800     80,619
*   Ivanhoe Mines, Ltd. Class A.......................... 122,500    134,167
    Jean Coutu Group PJC, Inc. (The) Class A.............   8,500    123,107
    Just Energy Group, Inc...............................  16,600    103,110
    Keyera Corp..........................................  11,800    338,731
*   Kinross Gold Corp.................................... 233,454  1,206,920
*   Kirkland Lake Gold, Inc..............................  21,213    181,155
*   Klondex Mines, Ltd...................................  46,122    217,602
*   Knight Therapeutics, Inc.............................  22,727    147,782
#   Labrador Iron Ore Royalty Corp.......................  13,039    149,399
    Laurentian Bank of Canada............................   8,862    328,579
    Leon's Furniture, Ltd................................   1,615     19,172
#*  Lightstream Resources, Ltd...........................  16,000      1,225
    Linamar Corp.........................................  10,700    424,755
    Liquor Stores N.A., Ltd..............................   6,568     46,582
    Loblaw Cos., Ltd.....................................   5,900    329,106
    Lucara Diamond Corp.................................. 104,688    323,128
*   Lundin Mining Corp................................... 166,605    696,713
    MacDonald Dettwiler & Associates, Ltd................   3,595    235,803
    Magellan Aerospace Corp..............................   2,928     39,222
#   Magna International, Inc.(559222401).................  19,213    741,045
    Magna International, Inc.(2554475)...................   8,400    323,609
*   Mainstreet Equity Corp...............................     400     10,493
    Major Drilling Group International, Inc..............  23,800    135,802
    Mandalay Resources Corp..............................  76,504     66,212
    Manitoba Telecom Services, Inc.......................   6,000    177,245
    Manulife Financial Corp.(56501R106)..................  50,653    690,400
    Manulife Financial Corp.(2492519)....................  15,100    205,859
    Maple Leaf Foods, Inc................................  16,400    373,307
    Martinrea International, Inc.........................  27,218    181,571
#   Medical Facilities Corp..............................  10,300    170,398
#*  MEG Energy Corp......................................  23,036     97,568
*   Merus Labs International, Inc........................  26,514     35,334

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
CANADA -- (Continued)
    Methanex Corp.(59151K108)............................  14,996 $  420,188
    Methanex Corp.(2654416)..............................   3,300     92,556
    Metro, Inc...........................................  11,400    414,474
*   Midas Gold Corp......................................  22,000     18,029
*   Mitel Networks Corp..................................  16,748    122,629
    Morguard Corp........................................     200     26,171
    Morneau Shepell, Inc.................................  10,254    146,076
    MTY Food Group, Inc..................................   1,997     62,434
#   Mullen Group, Ltd....................................  23,500    282,580
    National Bank of Canada..............................  43,374  1,485,277
    Nevsun Resources, Ltd................................  52,082    172,324
    New Flyer Industries, Inc............................   9,007    285,942
*   New Gold, Inc........................................ 125,478    651,584
    Newalta Corp.........................................  12,998     24,092
    Norbord, Inc.........................................   1,900     47,877
    North West Co., Inc. (The)...........................   6,200    144,832
    Northern Blizzard Resources, Inc.....................  12,184     40,593
#   Northland Power, Inc.................................  10,201    191,652
*   NuVista Energy, Ltd..................................  42,994    208,442
    OceanaGold Corp...................................... 137,182    495,921
    Onex Corp............................................   3,880    240,856
    Open Text Corp.(683715106)...........................   2,802    170,726
    Open Text Corp.(2260824).............................   2,500    152,338
    Osisko Gold Royalties, Ltd...........................  17,100    227,101
*   Painted Pony Petroleum, Ltd..........................  28,700    189,699
    Pan American Silver Corp.(697900108).................  15,252    297,414
    Pan American Silver Corp.(2669272)...................  26,261    512,488
*   Paramount Resources, Ltd. Class A....................   1,000      9,421
*   Parex Resources, Inc.................................  22,534    218,497
#   Parkland Fuel Corp...................................  12,566    222,996
    Pason Systems, Inc...................................  12,237    163,922
    Pembina Pipeline Corp.(B4PPQG5)......................   4,408    128,405
    Pembina Pipeline Corp.(B4PT2P8)......................   2,200     64,164
#   Pengrowth Energy Corp................................ 149,168    222,784
    Penn West Petroleum, Ltd.(707887105).................   4,500      5,715
#   Penn West Petroleum, Ltd.(B63FY34)................... 124,640    157,512
*   Performance Sports Group, Ltd........................     900      2,985
#   Peyto Exploration & Development Corp.................  17,348    492,943
    PHX Energy Services Corp.............................   2,400      5,092
*   Platinum Group Metals, Ltd...........................  11,073     36,298
    Potash Corp. of Saskatchewan, Inc.(73755L107)........  75,135  1,172,106
    Potash Corp. of Saskatchewan, Inc.(2696980)..........   2,000     31,172
    PrairieSky Royalty, Ltd..............................   1,748     34,019
    Precision Drilling Corp.(74022D308)..................   7,600     32,452
    Precision Drilling Corp.(B5YPLH9)....................  74,366    317,251
    Premium Brands Holdings Corp.........................   3,300    142,373
#*  Pretium Resources, Inc...............................  35,362    420,070
*   Primero Mining Corp..................................  38,400     87,350
    Quebecor, Inc. Class B...............................   7,997    246,344
*   Raging River Exploration, Inc........................  25,354    200,985
*   Redknee Solutions, Inc...............................  16,200     20,473
    Reitmans Canada, Ltd. Class A........................  10,570     35,621
    Restaurant Brands International, Inc.................   4,200    187,925

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
CANADA -- (Continued)
    Richelieu Hardware, Ltd.................................   5,700 $  118,920
*   Richmont Mines, Inc.....................................  12,799    142,434
    Ritchie Bros Auctioneers, Inc.(767744105)...............   3,999    132,767
    Ritchie Bros Auctioneers, Inc.(2345390).................   1,600     53,062
*   RMP Energy, Inc.........................................  44,300     38,680
    Rogers Communications, Inc. Class B(775109200)..........   5,117    226,018
    Rogers Communications, Inc. Class B(2169051)............   1,000     44,170
#   Rogers Sugar, Inc.......................................  27,700    131,748
    Royal Bank of Canada(780087102).........................  72,182  4,400,215
    Royal Bank of Canada(2754383)...........................   8,100    493,761
    Russel Metals, Inc......................................  13,780    249,077
#*  Sabina Gold & Silver Corp...............................  49,500     47,390
*   Sandstorm Gold, Ltd.....................................  41,045    232,944
    Sandvine Corp...........................................  46,871    117,029
    Saputo, Inc.............................................   7,900    237,366
*   Savanna Energy Services Corp............................   8,000      9,252
#   Secure Energy Services, Inc.............................  30,989    186,316
*   SEMAFO, Inc.............................................  81,600    439,358
*   Seven Generations Energy, Ltd. Class A..................   8,200    172,083
    Shaw Communications, Inc. Class B(82028K200)............  20,012    405,843
    Shaw Communications, Inc. Class B(2801836)..............   2,000     40,562
    ShawCor, Ltd............................................  12,004    273,794
#   Sherritt International Corp.............................  90,502     59,611
#   Sienna Senior Living, Inc...............................   8,700    116,542
*   Sierra Wireless, Inc.(826516106)........................   5,447     96,793
*   Sierra Wireless, Inc.(2418968)..........................   1,300     23,100
#*  Silver Standard Resources, Inc..........................  29,952    417,971
    Silver Wheaton Corp.(828336107).........................  19,618    546,754
    Silver Wheaton Corp.(B058ZX6)...........................   1,900     53,043
    SNC-Lavalin Group, Inc..................................  29,499  1,270,876
*   Solium Capital, Inc.....................................   3,615     17,415
#*  Spartan Energy Corp.....................................  71,800    180,373
#   Sprott, Inc.............................................  14,800     27,998
#   Stantec, Inc.(2854238)..................................   6,001    152,731
    Stantec, Inc.(85472N109)................................   9,664    246,045
    Stella-Jones, Inc.......................................   3,400    121,219
*   Stornoway Diamond Corp.................................. 126,700    108,685
    Student Transportation, Inc.............................  21,300    112,075
    Sun Life Financial, Inc.(866796105).....................  19,323    637,273
    Sun Life Financial, Inc.(2566124).......................   7,500    247,118
#   Suncor Energy, Inc.(867224107)..........................  57,930  1,558,896
    Suncor Energy, Inc.(B3NB1P2)............................  36,337    977,962
*   SunOpta, Inc.(8676EP108)................................   4,997     28,233
*   SunOpta, Inc.(2817510)..................................   9,699     54,525
#   Superior Plus Corp......................................  31,300    273,529
#   Surge Energy, Inc.......................................  68,228    121,234
    Tahoe Resources, Inc....................................  51,003    791,818
*   Taseko Mines, Ltd.......................................  11,200      6,176
    Teck Resources, Ltd. Class B(878742204).................   9,977    158,934
    Teck Resources, Ltd. Class B(2879327)...................  52,787    841,341
    TELUS Corp..............................................   3,501    117,151
#*  Teranga Gold Corp....................................... 133,100    112,136
#*  Theratechnologies, Inc..................................  19,400     39,524

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES   VALUE++
                                                            ------- ----------
CANADA -- (Continued)
#*  Thompson Creek Metals Co., Inc.........................  44,247 $   24,739
#   Thomson Reuters Corp...................................   8,549    359,998
#*  Timmins Gold Corp......................................  83,300     42,746
    TMX Group, Ltd.........................................   6,233    278,078
    TORC Oil & Gas, Ltd....................................  30,980    167,517
*   Torex Gold Resources, Inc..............................   4,880    101,214
    Toromont Industries, Ltd...............................   8,273    248,383
    Toronto-Dominion Bank (The)(891160509).................  54,161  2,359,795
    Toronto-Dominion Bank (The)(2897222)...................  18,100    788,656
    Torstar Corp. Class B..................................  13,300     15,382
    Total Energy Services, Inc.............................   7,750     75,977
*   Tourmaline Oil Corp....................................  26,853    687,958
    TransAlta Corp.(89346D107).............................   8,000     38,240
    TransAlta Corp.(2901628)...............................  67,542    322,281
#   TransAlta Renewables, Inc..............................  13,978    150,844
    TransCanada Corp.(2665184).............................   6,100    282,843
    TransCanada Corp.(89353D107)...........................  19,423    900,256
    Transcontinental, Inc. Class A.........................  17,700    254,997
    TransForce, Inc........................................  23,220    455,099
    TransGlobe Energy Corp.................................  22,900     37,183
*   Trevali Mining Corp.................................... 106,000     70,631
*   Trican Well Service, Ltd...............................  41,564     62,713
#*  Trilogy Energy Corp....................................  19,574     84,404
    Trinidad Drilling, Ltd.................................  70,101    124,025
*   Turquoise Hill Resources, Ltd.(900435108)..............   7,000     24,920
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)................  53,798    191,599
    Uni-Select, Inc........................................   2,648     64,595
*   Valeant Pharmaceuticals International, Inc.
      (91911K102)..........................................   3,988     88,932
*   Valeant Pharmaceuticals International, Inc.(B3XSX46)...   1,100     24,500
    Valener, Inc...........................................   7,219    124,735
#   Veresen, Inc...........................................  74,846    633,438
    Vermilion Energy, Inc.(923725105)......................  10,430    347,528
#   Vermilion Energy, Inc.(B607XS1)........................     700     23,322
    Wajax Corp.............................................   3,800     41,066
    Waste Connections, Inc.(94106B101).....................   4,877    363,248
    Waste Connections, Inc.(BYQFRK5).......................   1,974    147,088
*   Wesdome Gold Mines, Ltd................................  28,300     42,050
    West Fraser Timber Co., Ltd............................  12,500    429,480
    Western Energy Services Corp...........................  13,086     31,571
    Western Forest Products, Inc........................... 113,900    186,686
    WestJet Airlines, Ltd..................................     700     12,331
    Westshore Terminals Investment Corp....................   7,700    112,169
    Whistler Blackcomb Holdings, Inc.......................   9,303    178,557
    Whitecap Resources, Inc................................  82,800    614,508
    Wi-LAN, Inc............................................  46,582     84,912
    Winpak, Ltd............................................   4,000    136,484
    WSP Global, Inc........................................  10,619    318,330
    Yamana Gold, Inc.(98462Y100)...........................   3,700     21,127
    Yamana Gold, Inc.(2219279)............................. 158,949    909,393

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
CANADA -- (Continued)
*   Yellow Pages, Ltd...................................     7,290 $    105,359
                                                                   ------------
TOTAL CANADA............................................            105,001,770
                                                                   ------------
CHILE -- (0.3%)
    AES Gener SA........................................   171,505       82,550
    Aguas Andinas SA Class A............................   283,528      171,096
    Banco de Chile......................................   203,278       22,571
    Banco de Chile ADR..................................       730       48,516
    Banco de Credito e Inversiones......................     5,105      230,355
    Banco Santander Chile............................... 3,294,594      169,045
    Banco Santander Chile ADR...........................     3,900       80,223
    CAP SA..............................................    29,598      129,080
    Cencosud SA.........................................    75,273      214,430
    Cia Cervecerias Unidas SA...........................     8,633       98,522
    Cia Cervecerias Unidas SA Sponsored ADR.............     1,300       29,731
    Colbun SA...........................................   487,862      119,899
    Embotelladora Andina SA Class B ADR.................     1,917       44,819
#   Empresa Nacional de Electricidad SA Sponsored ADR...     1,950       53,235
*   Empresa Nacional de Telecomunicaciones SA...........    38,676      381,053
    Empresas CMPC SA....................................    85,442      179,276
    Empresas COPEC SA...................................    17,625      159,921
    Endesa Americas SA ADR..............................     1,950       27,320
    Enersis Americas SA Sponsored ADR...................    25,734      223,371
    Enersis Chile SA....................................    25,734      147,713
    Engie Energia Chile SA..............................    79,205      147,255
    Forus SA............................................     4,073       14,618
    Inversiones Aguas Metropolitanas SA.................   102,161      175,077
    Inversiones La Construccion SA......................     8,175       93,657
    Itau CorpBanca...................................... 5,191,200       45,200
*   Latam Airlines Group SA.............................    25,759      224,636
#*  Latam Airlines Group SA Sponsored ADR...............    40,051      350,446
    Parque Arauco SA....................................    80,180      177,593
    Ripley Corp. SA.....................................   199,566      125,931
    SACI Falabella......................................     9,073       66,802
    Salfacorp SA........................................    15,517       11,851
    Sociedad Quimica y Minera de Chile SA Sponsored
      ADR...............................................     3,935       97,509
    Sonda SA............................................    91,630      167,962
    Vina Concha y Toro SA...............................    66,598      113,470
                                                                   ------------
TOTAL CHILE.............................................              4,424,733
                                                                   ------------
CHINA -- (4.6%)
    361 Degrees International, Ltd......................   297,000       88,247
    AAC Technologies Holdings, Inc......................    44,000      411,292
    Agile Group Holdings, Ltd...........................   490,000      281,244
    Agricultural Bank of China, Ltd. Class H............ 1,203,000      443,132
    Air China, Ltd. Class H.............................   208,000      158,811
#   Ajisen China Holdings, Ltd..........................    95,000       41,199
*   Alibaba Health Information Technology, Ltd..........    82,000       57,115
*   Alibaba Pictures Group, Ltd.........................   240,000       51,495
*   Aluminum Corp. of China, Ltd. ADR...................     2,000       16,120
*   Aluminum Corp. of China, Ltd. Class H...............   514,000      166,255
    AMVIG Holdings, Ltd.................................    54,000       19,039

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
CHINA -- (Continued)
#*  Angang Steel Co., Ltd. Class H.......................   254,000 $  124,535
#   Anhui Conch Cement Co., Ltd. Class H.................    74,500    196,016
    Anhui Expressway Co., Ltd. Class H...................    62,000     48,107
#   Anta Sports Products, Ltd............................    85,000    189,968
#*  Anton Oilfield Services Group........................   126,000     11,966
#   Asia Cement China Holdings Corp......................    45,000      9,157
*   AVIC International Holding HK, Ltd...................   490,000     32,972
    AVIC International Holdings, Ltd. Class H............    96,000     56,584
    AviChina Industry & Technology Co., Ltd. Class H.....   192,000    141,199
    BAIC Motor Corp., Ltd. Class H.......................   157,000    142,799
    Bank of China, Ltd. Class H.......................... 4,061,000  1,676,588
    Bank of Chongqing Co., Ltd. Class H..................   137,500    102,715
    Bank of Communications Co., Ltd. Class H.............   442,000    299,184
#*  Baoxin Auto Group, Ltd...............................    15,664     11,225
    Baoye Group Co., Ltd. Class H........................    62,000     45,040
    BBMG Corp. Class H...................................   342,000    125,571
    Beijing Capital International Airport Co., Ltd.
      Class H............................................   210,000    242,714
    Beijing Capital Land, Ltd. Class H...................   316,000    120,391
    Beijing Enterprises Holdings, Ltd....................    83,000    469,231
#   Beijing Enterprises Water Group, Ltd.................   270,000    164,331
    Beijing Jingneng Clean Energy Co., Ltd. Class H......   352,000    106,466
    Beijing North Star Co., Ltd. Class H.................   132,000     40,523
*   Beijing Properties Holdings, Ltd.....................   396,000     25,043
    Belle International Holdings, Ltd.................... 1,181,000    782,880
#*  Biostime International Holdings, Ltd.................    57,500    186,656
#   Bloomage Biotechnology Corp., Ltd....................    35,000     58,580
#   Boer Power Holdings, Ltd.............................    90,000     35,821
#   Bolina Holding Co., Ltd..............................   150,000     37,512
    Bosideng International Holdings, Ltd.................   646,000     54,172
    Brilliance China Automotive Holdings, Ltd............   180,000    200,405
    Broad Greenstate International Co., Ltd..............   160,000     24,745
#*  Byd Co., Ltd. Class H................................    28,000    178,321
*   BYD Electronic International Co., Ltd................   224,500    171,198
    C C Land Holdings, Ltd...............................   365,000     94,119
*   C.banner International Holdings, Ltd.................    51,000     18,272
    Cabbeen Fashion, Ltd.................................    43,000     13,584
#*  CAR, Inc.............................................   181,000    185,508
    Central China Real Estate, Ltd.......................    83,000     16,268
#   Central China Securities Co., Ltd. Class H...........   343,000    144,425
    Century Sunshine Group Holdings, Ltd.................   235,000      9,562
*   CGN Meiya Power Holdings Co., Ltd....................   388,000     57,246
    CGN Power Co., Ltd. Class H..........................   292,000     86,493
    Changshouhua Food Co., Ltd...........................    30,000     13,157
#   Chaowei Power Holdings, Ltd..........................    90,000     58,275
*   Chia Tai Enterprises International, Ltd..............     9,460      2,627
#   China Aerospace International Holdings, Ltd..........   678,000     86,758
*   China Agri-Industries Holdings, Ltd..................   696,000    242,851
    China Aircraft Leasing Group Holdings, Ltd...........    41,500     44,196
#   China All Access Holdings, Ltd.......................   154,000     48,638
*   China Animal Healthcare, Ltd.........................    42,000      5,278
    China Aoyuan Property Group, Ltd.....................   403,000     84,786
    China BlueChemical, Ltd. Class H.....................   508,000    101,806
    China Cinda Asset Management Co., Ltd. Class H.......   820,000    267,237

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
CHINA -- (Continued)
    China CITIC Bank Corp., Ltd. Class H.................   376,000 $  238,333
*   China Coal Energy Co., Ltd. Class H..................   509,000    269,369
#   China Communications Construction Co., Ltd.
      Class H............................................   248,000    271,761
    China Communications Services Corp., Ltd. Class H....   620,000    337,199
#   China Conch Venture Holdings, Ltd....................   184,000    352,743
    China Construction Bank Corp. Class H................ 6,088,000  4,094,425
#*  China COSCO Holdings Co., Ltd. Class H...............    95,000     33,257
#*  China Datang Corp. Renewable Power Co., Ltd.
      Class H............................................   187,000     19,312
*   China Daye Non-Ferrous Metals Mining, Ltd............   890,000     13,382
    China Dongxiang Group Co., Ltd.......................   864,000    170,553
#*  China Dynamics Holdings, Ltd......................... 1,210,000     44,607
#*  China Eastern Airlines Corp., Ltd. Class H...........   210,000    117,790
    China Electronics Corp. Holdings Co., Ltd............    56,000     13,462
    China Everbright Bank Co., Ltd. Class H..............   354,000    154,280
    China Everbright International, Ltd..................   217,000    235,007
    China Everbright, Ltd................................   240,000    459,722
#   China Evergrande Group............................... 1,054,000    665,888
#*  China Fiber Optic Network System Group, Ltd..........   310,000     25,657
#   China Foods, Ltd.....................................   214,000     81,631
    China Galaxy Securities Co., Ltd. Class H............   509,000    441,700
    China Gas Holdings, Ltd..............................   148,000    234,287
*   China Glass Holdings, Ltd............................    86,000     11,444
*   China Greenland Rundong Auto Group, Ltd..............   104,000     46,943
#*  China Hanking Holdings, Ltd..........................    88,000      8,069
    China Harmony New Energy Auto Holding, Ltd...........   179,000    100,756
    China High Speed Transmission Equipment Group Co.,
      Ltd................................................   264,000    206,587
    China Hongqiao Group, Ltd............................   367,000    245,514
    China Huishan Dairy Holdings Co., Ltd................   369,000    145,142
*   China Huiyuan Juice Group, Ltd.......................   286,000     98,897
#   China International Marine Containers Group Co.,
      Ltd. Class H.......................................    62,100     71,757
    China Jinmao Holdings Group, Ltd..................... 1,062,000    296,617
#   China Lesso Group Holdings, Ltd......................   273,000    154,890
    China Life Insurance Co., Ltd. ADR...................     7,800     87,906
    China Life Insurance Co., Ltd. Class H...............    45,000    102,073
    China Lilang, Ltd....................................   115,000     74,082
    China Longyuan Power Group Corp., Ltd. Class H.......   291,000    234,257
#*  China LotSynergy Holdings, Ltd....................... 2,120,000     71,325
    China Machinery Engineering Corp. Class H............   136,000     85,261
#   China Medical System Holdings, Ltd...................   125,000    184,140
    China Mengniu Dairy Co., Ltd.........................   143,000    239,564
    China Merchants Bank Co., Ltd. Class H...............   141,500    303,426
#   China Merchants Holdings International Co., Ltd......   222,789    655,264
    China Merchants Land, Ltd............................   362,000     57,521
    China Minsheng Banking Corp., Ltd. Class H...........   313,000    327,247
    China Mobile, Ltd....................................    80,000    990,682
    China Mobile, Ltd. Sponsored ADR.....................    39,357  2,443,676
#   China Modern Dairy Holdings, Ltd.....................   776,000    102,206
    China Molybdenum Co., Ltd. Class H...................    99,000     22,547
    China National Building Material Co., Ltd. Class H...   792,000    365,281
    China National Materials Co., Ltd. Class H...........   391,000     96,152
*   China New Town Development Co., Ltd..................   612,500     21,338
#*  China Ocean Resources Co., Ltd.......................    29,759     35,510
#*  China Oil & Gas Group, Ltd........................... 1,368,000    100,744

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
CHINA -- (Continued)
#   China Oilfield Services, Ltd. Class H................   264,000 $  208,903
*   China Overseas Grand Oceans Group, Ltd...............   257,000     73,856
    China Overseas Land & Investment, Ltd................   330,000  1,088,527
    China Overseas Property Holdings, Ltd................   110,000     23,057
    China Pacific Insurance Group Co., Ltd. Class H......    53,800    191,190
    China Petroleum & Chemical Corp. ADR.................     2,000    143,620
    China Petroleum & Chemical Corp. Class H............. 1,654,000  1,186,203
#   China Pioneer Pharma Holdings, Ltd...................   237,000     56,341
    China Power International Development, Ltd...........   488,000    199,257
#   China Power New Energy Development Co., Ltd..........   100,000     59,830
#*  China Precious Metal Resources Holdings Co., Ltd..... 1,440,000     45,343
*   China Properties Group, Ltd..........................    81,000     17,655
#   China Railway Construction Corp., Ltd. Class H.......   226,500    273,069
*   China Railway Group, Ltd. Class H....................   236,000    178,535
#*  China Rare Earth Holdings, Ltd.......................   486,399     34,560
*   China Resources and Transportation Group, Ltd........   400,000      5,685
#   China Resources Beer Holdings Co., Ltd...............   140,855    273,127
    China Resources Cement Holdings, Ltd.................   630,000    229,280
#   China Resources Gas Group, Ltd.......................   102,000    299,735
    China Resources Land, Ltd............................   262,000    653,514
    China Resources Power Holdings Co., Ltd..............   180,690    288,774
*   China Ruifeng Renewable Energy Holdings, Ltd.........   252,000     21,779
*   China Sanjiang Fine Chemicals Co., Ltd...............   129,000     28,554
    China SCE Property Holdings, Ltd.....................   331,000     69,642
#*  China Shanshui Cement Group, Ltd.....................   198,000     69,345
#*  China Shengmu Organic Milk, Ltd......................   194,000     38,302
    China Shenhua Energy Co., Ltd. Class H...............   161,500    310,077
    China Shineway Pharmaceutical Group, Ltd.............    82,000     86,710
#*  China Shipping Container Lines Co., Ltd. Class H.....   253,000     53,110
    China Shipping Development Co., Ltd. Class H.........   154,000     87,353
#   China Silver Group, Ltd..............................   126,000     29,974
#   China Singyes Solar Technologies Holdings, Ltd.......   186,000     75,104
#   China South City Holdings, Ltd.......................   808,000    166,093
    China Southern Airlines Co., Ltd. Class H............   332,000    218,922
    China Southern Airlines Co., Ltd. Sponsored ADR......     2,392     79,271
    China State Construction International Holdings,
      Ltd................................................   140,000    187,625
#   China Suntien Green Energy Corp., Ltd. Class H.......   337,000     38,721
*   China Taiping Insurance Holdings Co., Ltd............   290,200    570,977
    China Telecom Corp., Ltd. ADR........................     1,739     86,376
    China Telecom Corp., Ltd. Class H....................   142,000     70,180
#*  China Traditional Chinese Medicine Holdings Co.,
      Ltd................................................   254,000    103,921
    China Travel International Investment Hong Kong,
      Ltd................................................   784,000    222,912
    China Unicom Hong Kong, Ltd..........................   898,000    956,648
    China Unicom Hong Kong, Ltd. ADR.....................    32,502    343,546
    China Vanke Co., Ltd. Class H........................   132,100    299,530
#   China Water Affairs Group, Ltd.......................   160,000     98,496
*   China Water Industry Group, Ltd......................   204,000     33,446
    China Yongda Automobiles Services Holdings, Ltd......    95,000     46,586
#*  China Yurun Food Group, Ltd..........................   427,000     62,357
    China ZhengTong Auto Services Holdings, Ltd..........   223,500     91,253
#   China Zhongwang Holdings, Ltd........................   480,800    215,063
*   Chinasoft International, Ltd.........................   234,000     94,467
    Chongqing Machinery & Electric Co., Ltd. Class H.....   482,000     52,881

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
CHINA -- (Continued)
    Chongqing Rural Commercial Bank Co., Ltd. Class H....   589,000 $  309,966
    Chu Kong Shipping Enterprise Group Co., Ltd..........    78,000     20,959
#   CIFI Holdings Group Co., Ltd.........................   650,000    169,606
#   CIMC Enric Holdings, Ltd.............................   122,000     48,589
*   CITIC Dameng Holdings, Ltd...........................   233,000     13,886
#*  CITIC Resources Holdings, Ltd........................   532,000     57,157
    CITIC Securities Co., Ltd. Class H...................   264,500    565,082
    CITIC, Ltd...........................................   600,000    910,476
*   Citychamp Watch & Jewellery Group, Ltd...............   226,000     47,270
    CNOOC, Ltd...........................................   782,000    942,492
    CNOOC, Ltd. Sponsored ADR............................     8,898  1,071,230
#*  Cogobuy Group........................................    29,000     43,425
#   Comba Telecom Systems Holdings, Ltd..................   354,530     57,320
    Concord New Energy Group, Ltd........................ 1,250,000     76,725
    Consun Pharmaceutical Group, Ltd.....................    68,000     33,792
*   Coolpad Group, Ltd...................................   740,600    130,254
    Cosco International Holdings, Ltd....................   128,000     62,763
#   COSCO Pacific, Ltd...................................   286,000    295,375
#   Cosmo Lady China Holdings Co., Ltd...................    82,000     31,632
    Country Garden Holdings Co., Ltd..................... 1,172,000    478,168
    CP Pokphand Co., Ltd................................. 1,916,000    222,712
    CPMC Holdings, Ltd...................................    91,000     39,952
#   CRRC Corp, Ltd. Class H..............................   232,000    213,463
    CSPC Pharmaceutical Group, Ltd.......................   168,000    145,469
#   CSSC Offshore and Marine Engineering Group Co., Ltd.
      Class H............................................    10,000     15,119
    CT Environmental Group, Ltd..........................   296,000     90,189
    Dah Chong Hong Holdings, Ltd.........................   268,000    132,204
#   Dalian Port PDA Co., Ltd. Class H....................   115,000     24,225
*   Daphne International Holdings, Ltd...................   304,000     39,265
#   Datang International Power Generation Co., Ltd.
      Class H............................................   238,000     61,838
    Dawnrays Pharmaceutical Holdings, Ltd................    36,000     23,590
#   Digital China Holdings, Ltd..........................   160,000    124,679
#   Dongfang Electric Corp., Ltd. Class H................    75,000     59,468
    Dongfeng Motor Group Co., Ltd. Class H...............   376,000    465,589
#   Dongjiang Environmental Co., Ltd. Class H............    21,000     34,912
#   Dongyue Group, Ltd...................................   320,000     56,507
    Dynagreen Environmental Protection Group Co., Ltd.
      Class H............................................    57,000     27,062
*   Enerchina Holdings, Ltd..............................   948,000     39,855
    ENN Energy Holdings, Ltd.............................    62,000    296,096
#   EVA Precision Industrial Holdings, Ltd...............   246,000     20,983
#   Fantasia Holdings Group Co., Ltd.....................   420,000     58,069
    Far East Horizon, Ltd................................   259,000    204,253
    Fosun International, Ltd.............................   119,572    156,891
    Fu Shou Yuan International Group, Ltd................    46,000     30,914
#   Fufeng Group, Ltd....................................   255,000     88,302
#   Fuguiniao Co., Ltd. Class H..........................    37,999     19,017
    Fullshare Holdings, Ltd..............................   580,000    251,579
    Future Land Development Holdings, Ltd................   386,000     59,322
#   GCL-Poly Energy Holdings, Ltd........................ 3,436,000    472,595
    Geely Automobile Holdings, Ltd.......................   930,000    613,399
*   Glorious Property Holdings, Ltd......................   513,000     47,066
#   Golden Eagle Retail Group, Ltd.......................   118,000    132,525
    Golden Meditech Holdings, Ltd........................   490,000     62,657

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
CHINA -- (Continued)
#   Goldpac Group, Ltd....................................    23,000 $    6,391
#   GOME Electrical Appliances Holding, Ltd............... 2,849,000    346,298
    Goodbaby International Holdings, Ltd..................    81,000     37,101
    Great Wall Motor Co., Ltd. Class H....................   318,000    331,550
    Greatview Aseptic Packaging Co., Ltd..................   140,000     72,726
#*  Greenland Hong Kong Holdings, Ltd.....................   221,000     66,593
#*  Greentown China Holdings, Ltd.........................   228,000    165,827
    Guangdong Investment, Ltd.............................   254,000    390,332
*   Guangdong Land Holdings, Ltd..........................    76,000     20,815
    Guangdong Yueyun Transportation Co., Ltd. Class H.....    79,000     44,496
    Guangshen Railway Co., Ltd. Class H...................   216,000    105,881
    Guangshen Railway Co., Ltd. Sponsored ADR.............       600     14,664
    Guangzhou Automobile Group Co., Ltd. Class H..........    34,000     43,737
#   Guangzhou Baiyunshan Pharmaceutical Holdings Co.,
      Ltd. Class H........................................     4,000      9,929
    Guangzhou R&F Properties Co., Ltd. Class H............   249,200    378,178
    Haier Electronics Group Co., Ltd......................   161,000    270,457
    Haitian International Holdings, Ltd...................    93,000    156,130
    Haitong Securities Co., Ltd. Class H..................   206,800    337,607
*   Hanergy Thin Film Power Group, Ltd....................   190,000      5,139
#   Harbin Electric Co., Ltd. Class H.....................   174,000     80,371
    Hengan International Group Co., Ltd...................    44,500    374,575
*   Hengdeli Holdings, Ltd................................   720,000     74,426
*   Hi Sun Technology China, Ltd..........................   459,000     76,232
#   Hilong Holding, Ltd...................................   144,000     19,621
    Hisense Kelon Electrical Holdings Co., Ltd. Class H...    25,000     14,857
*   HNA Holding Group Co., Ltd............................   110,000      5,467
*   Honghua Group, Ltd....................................   381,000     18,526
#   Hopewell Highway Infrastructure, Ltd..................   118,500     60,709
    Hopson Development Holdings, Ltd......................   188,000    172,057
#   HOSA International, Ltd...............................   114,000     38,241
#   Hua Han Health Industry Holdings, Ltd................. 1,494,000    137,175
*   Huabao International Holdings, Ltd....................   480,000    172,456
    Huadian Fuxin Energy Corp., Ltd. Class H..............   428,000    100,132
    Huadian Power International Corp., Ltd. Class H.......   174,000     82,504
    Huaneng Power International, Inc. Class H.............   112,000     68,998
    Huaneng Power International, Inc. Sponsored ADR.......       900     22,131
    Huaneng Renewables Corp., Ltd. Class H................ 1,106,000    355,055
    Huatai Securities Co., Ltd. Class H...................    55,600    113,919
#   Huishang Bank Corp., Ltd. Class H.....................   150,000     70,858
    Hydoo International Holding, Ltd......................    94,000     11,279
    Industrial & Commercial Bank of China, Ltd. Class H... 4,742,000  2,705,266
#   Intime Retail Group Co., Ltd..........................   212,000    167,333
#   Jiangnan Group, Ltd...................................   392,000     68,842
    Jiangsu Expressway Co., Ltd. Class H..................   112,000    158,454
    Jiangxi Copper Co., Ltd. Class H......................   235,000    270,092
    Ju Teng International Holdings, Ltd...................   258,000     82,127
#*  Kaisa Group Holdings, Ltd.............................    80,000      3,016
    Kangda International Environmental Co., Ltd...........   177,000     35,779
*   Kasen International Holdings, Ltd.....................   100,000     18,176
    Kingboard Chemical Holdings, Ltd......................   166,500    359,749
    Kingboard Laminates Holdings, Ltd.....................   274,500    175,070
#*  Kingdee International Software Group Co., Ltd.........   272,000     86,257
    Kingsoft Corp., Ltd...................................    11,000     18,774

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
CHINA -- (Continued)
#   Koradior Holdings, Ltd................................    25,000 $   36,748
#   Kunlun Energy Co., Ltd................................   836,000    635,779
    KWG Property Holding, Ltd.............................   368,500    228,627
    Le Saunda Holdings, Ltd...............................    57,200     11,373
    Lee & Man Paper Manufacturing, Ltd....................   325,000    251,319
#   Lee's Pharmaceutical Holdings, Ltd....................    11,000      8,654
#   Lenovo Group, Ltd..................................... 1,206,000    781,548
*   Leyou Technologies Holdings, Ltd......................   315,000     42,687
#*  Li Ning Co., Ltd......................................    44,500     23,302
*   Lianhua Supermarket Holdings Co., Ltd. Class H........   122,000     48,808
*   Lifetech Scientific Corp..............................   410,000     76,338
    Livzon Pharmaceutical Group, Inc. Class H.............     7,150     35,481
    Logan Property Holdings Co., Ltd......................   280,000    106,922
    Longfor Properties Co., Ltd...........................   247,000    338,295
    Lonking Holdings, Ltd.................................   745,000    110,723
*   Loudong General Nice Resources China Holdings, Ltd....   171,000     10,464
#*  Luye Pharma Group, Ltd................................    91,500     59,438
#*  Maanshan Iron & Steel Co., Ltd. Class H...............   478,000    106,968
    Maoye International Holdings, Ltd.....................   275,000     25,932
    Metallurgical Corp. of China, Ltd. Class H............   241,000     73,613
*   MIE Holdings Corp.....................................   390,000     35,876
    MIN XIN Holdings, Ltd.................................    22,000     22,773
*   Mingfa Group International Co., Ltd...................   299,000     72,838
    Minmetals Land, Ltd...................................   270,000     33,144
    Minth Group, Ltd......................................    72,000    233,124
#*  MMG, Ltd..............................................   504,000    121,182
#   NetDragon Websoft Holdings, Ltd.......................    25,500     83,083
    New China Life Insurance Co., Ltd. Class H............    34,300    122,025
    New World Department Store China, Ltd.................    60,000      7,672
    Nexteer Automotive Group, Ltd.........................   113,000    112,078
    Nine Dragons Paper Holdings, Ltd......................   422,000    336,432
#*  North Mining Shares Co., Ltd.......................... 2,070,000     46,774
    NVC Lighting Holdings, Ltd............................   318,000     34,462
*   Optics Valley Union Holding Co, Ltd...................   272,000     27,768
    Overseas Chinese Town Asia Holdings, Ltd..............    46,000     15,459
#   Pacific Online, Ltd...................................   129,000     33,519
    Parkson Retail Group, Ltd.............................   263,000     22,779
#   PAX Global Technology, Ltd............................   150,000    124,360
    Peak Sport Products Co., Ltd..........................   200,000     61,761
    People's Insurance Co. Group of China, Ltd. (The)
      Class H.............................................   825,000    318,727
    PetroChina Co., Ltd. ADR..............................     1,900    129,485
    PetroChina Co., Ltd. Class H..........................   794,000    544,275
#   Phoenix Healthcare Group Co., Ltd.....................    48,500     71,965
    Phoenix Satellite Television Holdings, Ltd............   210,000     46,462
    PICC Property & Casualty Co., Ltd. Class H............   174,000    271,121
    Ping An Insurance Group Co. of China, Ltd. Class H....   264,000  1,238,973
#*  Poly Property Group Co., Ltd..........................   516,000    139,411
#*  Pou Sheng International Holdings, Ltd.................   380,000    108,477
    Powerlong Real Estate Holdings, Ltd...................   279,000     63,087
#*  PW Medtech Group, Ltd.................................   156,000     40,540
    Qingdao Port International Co., Ltd. Class H..........    56,000     25,615
    Qingling Motors Co., Ltd. Class H.....................   202,000     64,674
*   Qinqin Foodstuffs Group Cayman Co., Ltd...............     8,900      3,281

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                              SHARES   VALUE++
                                                             --------- --------
CHINA -- (Continued)
    Real Nutriceutical Group, Ltd...........................   516,000 $ 48,010
#*  Renhe Commercial Holdings Co., Ltd...................... 5,416,000  137,870
#*  REXLot Holdings, Ltd.................................... 1,750,000   30,737
    Road King Infrastructure, Ltd...........................    41,000   33,953
#*  Sany Heavy Equipment International Holdings Co., Ltd....   205,000   33,402
#*  Semiconductor Manufacturing International Corp.......... 3,826,000  310,175
*   Semiconductor Manufacturing International Corp. ADR.....    16,822   68,297
    Shandong Chenming Paper Holdings, Ltd. Class H..........   117,500   98,592
    Shandong Weigao Group Medical Polymer Co., Ltd.
      Class H...............................................   220,000  123,010
*   Shanghai Electric Group Co., Ltd. Class H...............    72,000   30,003
    Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H...    26,500   65,160
*   Shanghai Fudan Microelectronics Group Co., Ltd.
      Class H...............................................    46,000   37,256
#   Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd.
      Class H...............................................    18,000   16,515
    Shanghai Industrial Holdings, Ltd.......................   135,000  316,622
#   Shanghai Industrial Urban Development Group, Ltd........   504,000  113,931
    Shanghai Jin Jiang International Hotels Group Co., Ltd.
      Class H...............................................   206,000   67,476
    Shanghai Pharmaceuticals Holding Co., Ltd. Class H......   100,500  238,989
    Shanghai Prime Machinery Co., Ltd. Class H..............   124,000   18,261
    Shengjing Bank Co., Ltd. Class H........................    33,000   36,426
    Shenguan Holdings Group, Ltd............................   248,000   20,502
    Shenzhen Expressway Co., Ltd. Class H...................   112,000  105,755
    Shenzhen International Holdings, Ltd....................   230,601  336,007
    Shenzhen Investment, Ltd................................   854,000  348,652
    Shenzhou International Group Holdings, Ltd..............    36,000  190,039
    Shimao Property Holdings, Ltd...........................   409,000  535,562
*   Shougang Concord International Enterprises Co., Ltd.....   828,000   24,177
#   Shougang Fushan Resources Group, Ltd....................   718,000  127,926
    Shui On Land, Ltd....................................... 1,025,000  276,808
*   Shunfeng International Clean Energy, Ltd................   350,000   44,412
    Sichuan Expressway Co., Ltd. Class H....................   110,000   37,792
    Sihuan Pharmaceutical Holdings Group, Ltd............... 1,074,000  243,321
*   Silverman Holdings, Ltd.................................   122,000   28,819
    Sino Biopharmaceutical, Ltd.............................   304,000  203,664
#*  Sino Oil And Gas Holdings, Ltd.......................... 3,965,000  119,841
    Sino-Ocean Land Holdings, Ltd...........................   670,500  284,115
#   Sinofert Holdings, Ltd..................................   754,000   89,636
*   Sinolink Worldwide Holdings, Ltd........................   196,000   19,489
#   SinoMedia Holding, Ltd..................................    54,000   11,230
    Sinopec Engineering Group Co., Ltd. Class H.............   201,500  176,261
    Sinopec Kantons Holdings, Ltd...........................   218,000  113,599
*   Sinopec Oilfield Service Corp. Class H..................   120,000   22,370
    Sinopec Shanghai Petrochemical Co., Ltd. Class H........   304,000  148,786
    Sinopharm Group Co., Ltd. Class H.......................   117,200  569,352
#   Sinosoft Technology Group, Ltd..........................    52,000   28,680
*   Sinotrans Shipping, Ltd.................................    63,500    9,770
    Sinotrans, Ltd. Class H.................................   401,000  184,013
    Sinotruk Hong Kong, Ltd.................................   181,000   80,922
#   SITC International Holdings Co., Ltd....................   154,000   91,240
    Skyworth Digital Holdings, Ltd..........................   454,939  340,743
#   SMI Holdings Group, Ltd.................................   396,000   35,284
    SOHO China, Ltd.........................................   585,500  270,742
*   Sound Global, Ltd.......................................    70,000   26,887
#   Springland International Holdings, Ltd..................   179,000   22,195

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
CHINA -- (Continued)
#*  SPT Energy Group, Inc................................   132,000 $    8,110
*   SRE Group, Ltd.......................................   496,000     14,451
#   SSY Group, Ltd.......................................   549,026    171,430
#   Sun Art Retail Group, Ltd............................   377,500    262,541
    Sunac China Holdings, Ltd............................   501,000    315,387
    Sunny Optical Technology Group Co., Ltd..............    86,000    343,326
    Symphony Holdings, Ltd...............................   380,000     40,727
    TCC International Holdings, Ltd......................   408,000     71,249
    TCL Communication Technology Holdings, Ltd...........   174,000    156,518
#*  TCL Multimedia Technology Holdings, Ltd..............    96,000     52,261
#   Technovator International, Ltd.......................    98,000     41,852
    Tencent Holdings, Ltd................................    90,400  2,183,442
#   Tenwow International Holdings, Ltd...................    52,000     14,436
    Texhong Textile Group, Ltd...........................    46,500     62,057
#   Tian An China Investment Co., Ltd....................    30,000     16,478
#   Tian Ge Interactive Holdings, Ltd....................    94,000     53,994
    Tiangong International Co., Ltd......................   340,000     25,482
    Tianjin Capital Environmental Protection Group Co.,
      Ltd. Class H.......................................    38,000     17,933
    Tianjin Development Holdings, Ltd....................   134,000     61,725
    Tianjin Port Development Holdings, Ltd...............   574,000     85,331
    Tianneng Power International, Ltd....................   190,000    131,041
#   Tibet Water Resources, Ltd...........................   179,000     59,532
#   Tingyi Cayman Islands Holding Corp...................   328,000    284,549
    Tong Ren Tang Technologies Co., Ltd. Class H.........    70,000    110,470
    Tongda Group Holdings, Ltd...........................   680,000    137,132
    Top Spring International Holdings, Ltd...............    42,500     13,771
#   Towngas China Co., Ltd...............................   231,000    140,527
    TPV Technology, Ltd..................................   192,000     37,476
    Travelsky Technology, Ltd. Class H...................    85,000    163,137
    Trigiant Group, Ltd..................................   100,000     16,268
    Truly International Holdings, Ltd....................   412,000    224,766
#   Tsingtao Brewery Co., Ltd. Class H...................    20,000     70,654
#   Uni-President China Holdings, Ltd....................   157,000    120,538
#*  United Energy Group, Ltd.............................   582,000     22,681
    Universal Health International Group Holding, Ltd....   175,000      9,380
#   V1 Group, Ltd........................................ 1,224,000     62,535
#   Want Want China Holdings, Ltd........................   431,000    264,662
#   Wasion Group Holdings, Ltd...........................   168,000     95,367
    Weichai Power Co., Ltd. Class H......................   188,000    226,077
    Weiqiao Textile Co. Class H..........................   127,000    101,581
    Welling Holding, Ltd.................................   196,000     36,754
#*  West China Cement, Ltd...............................   522,000     49,225
#*  Wisdom Sports Group..................................    92,000     26,661
#*  Wuzhou International Holdings, Ltd...................   400,000     40,231
    Xiamen International Port Co., Ltd. Class H..........   302,000     58,164
#*  Xinchen China Power Holdings, Ltd....................    40,000      5,741
    Xingda International Holdings, Ltd...................   210,000     53,997
*   Xinhua Winshare Publishing and Media Co., Ltd.
      Class H............................................    77,000     82,124
#   Xinjiang Goldwind Science & Technology Co., Ltd.
      Class H............................................    50,600     68,818
*   Xinjiang Xinxin Mining Industry Co., Ltd. Class H....   136,000     14,770
#   Xinyi Solar Holdings, Ltd............................   308,000    118,251
*   Xiwang Special Steel Co., Ltd........................   208,000     17,748
#   XTEP International Holdings, Ltd.....................   121,500     62,633

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
CHINA -- (Continued)
*   Yanchang Petroleum International, Ltd................ 1,420,000 $    36,526
    Yangtze Optical Fibre and Cable Joint Stock, Ltd.
      Co. Class H........................................     3,000       3,602
#   Yanzhou Coal Mining Co., Ltd. Class H................   346,000     213,612
    Yanzhou Coal Mining Co., Ltd. Sponsored ADR..........     1,800      11,268
    Yashili International Holdings, Ltd..................   158,000      34,300
    Yida China Holdings, Ltd.............................    84,000      33,159
    Yingde Gases Group Co., Ltd..........................   310,000     110,524
    Yip's Chemical Holdings, Ltd.........................    38,000      14,676
    Youyuan International Holdings, Ltd..................   173,000      48,888
*   Yuanda China Holdings, Ltd...........................   374,000      11,225
    Yuexiu Property Co., Ltd............................. 2,134,000     275,714
    Yuexiu Transport Infrastructure, Ltd.................   152,000     100,466
    Yuzhou Properties Co., Ltd...........................   360,000     106,288
*   Zall Group, Ltd......................................   402,000     207,950
#   Zhaojin Mining Industry Co., Ltd. Class H............   142,000     164,227
    Zhejiang Expressway Co., Ltd. Class H................   150,000     155,347
    Zhongsheng Group Holdings, Ltd.......................   184,500     113,939
    Zhuzhou CRRC Times Electric Co., Ltd.................    37,000     204,713
    Zijin Mining Group Co., Ltd. Class H.................   250,000      91,397
    Zoomlion Heavy Industry Science and Technology Co.,
      Ltd. Class H.......................................   243,800      82,901
    ZTE Corp. Class H....................................   111,760     150,722
                                                                    -----------
TOTAL CHINA..............................................            78,563,355
                                                                    -----------
COLOMBIA -- (0.1%)
    Almacenes Exito SA...................................    33,887     154,533
    Bancolombia SA.......................................    13,966     110,545
    Bancolombia SA Sponsored ADR.........................     6,444     220,127
    Celsia SA ESP........................................    30,270      37,123
    Cementos Argos SA....................................    13,761      51,548
*   Cemex Latam Holdings SA..............................    15,819      63,894
    Corp. Financiera Colombiana SA.......................    13,025     162,835
*   Ecopetrol SA.........................................   179,698      76,094
    Ecopetrol SA Sponsored ADR...........................     3,500      29,925
    Empresa de Energia de Bogota SA ESP..................    29,392      17,329
    Grupo Argos SA.......................................    11,908      71,758
    Grupo de Inversiones Suramericana SA.................    10,201     127,330
    Grupo Nutresa SA.....................................    13,050     107,205
    Interconexion Electrica SA ESP.......................    37,025     109,628
                                                                    -----------
TOTAL COLOMBIA...........................................             1,339,874
                                                                    -----------
CZECH REPUBLIC -- (0.0%)
    CEZ A.S..............................................    11,569     218,959
    Komercni banka A.S...................................     2,620     103,221
    Pegas Nonwovens SA...................................     1,573      52,370
    Unipetrol A.S........................................     3,329      24,090
                                                                    -----------
TOTAL CZECH REPUBLIC.....................................               398,640
                                                                    -----------
DENMARK -- (1.4%)
    ALK-Abello A.S.......................................     1,995     285,027
    Alm Brand A.S........................................    20,292     137,432
    Ambu A.S. Class B....................................     5,194     220,808
    AP Moeller - Maersk A.S. Class A.....................       165     215,735

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
DENMARK -- (Continued)
    AP Moeller - Maersk A.S. Class B.....................     265 $   360,005
*   Bang & Olufsen A.S...................................   3,580      39,299
#*  Bavarian Nordic A.S..................................   4,711     179,678
    Carlsberg A.S. Class B...............................   7,722     766,896
    Chr Hansen Holding A.S...............................  10,835     681,425
    Coloplast A.S. Class B...............................   2,571     201,476
#*  D/S Norden A.S.......................................   6,697     100,246
    Danske Bank A.S......................................  25,376     690,103
    DFDS A.S.............................................   7,890     360,624
    DSV A.S..............................................  39,340   1,751,751
#   FLSmidth & Co. A.S...................................  12,881     517,950
*   Genmab A.S...........................................   7,180   1,301,797
    GN Store Nord A.S....................................  37,161     701,873
*   H Lundbeck A.S.......................................  10,822     439,910
*   H+H International A.S. Class B.......................   3,370      36,492
    IC Group A.S.........................................   1,421      35,769
    ISS A.S..............................................  21,134     815,168
    Jyske Bank A.S.......................................  19,033     791,420
    Matas A.S............................................   9,160     161,708
    NKT Holding A.S......................................   6,519     336,557
    Novo Nordisk A.S. Class B............................  52,084   2,961,823
    Novo Nordisk A.S. Sponsored ADR......................   5,344     304,448
    Novozymes A.S. Class B...............................  17,078     838,176
    Pandora A.S..........................................  12,828   1,670,861
    Per Aarsleff Holding A.S.............................   4,630     108,602
    Ringkjoebing Landbobank A.S..........................   1,158     240,243
    Rockwool International A.S. Class B..................   1,875     355,005
    Royal Unibrew A.S....................................   8,136     374,222
    RTX A.S..............................................   1,178      21,870
    Schouw & Co..........................................   3,994     231,770
    SimCorp A.S..........................................  10,418     539,498
    Solar A.S. Class B...................................   1,440      73,664
    Spar Nord Bank A.S...................................  20,550     169,945
    Sydbank A.S..........................................  17,582     472,148
    TDC A.S.............................................. 197,541   1,040,041
*   Topdanmark A.S.......................................  16,856     417,964
    Tryg A.S.............................................  25,111     468,100
    United International Enterprises.....................     301      57,384
    Vestas Wind Systems A.S..............................  16,138   1,128,221
*   William Demant Holding A.S...........................  22,710     463,743
#*  Zealand Pharma A.S...................................   2,209      43,061
                                                                  -----------
TOTAL DENMARK............................................          23,109,938
                                                                  -----------
EGYPT -- (0.0%)
    Commercial International Bank Egypt SAE GDR..........  26,910     102,054
*   Global Telecom Holding SAE GDR.......................  10,032      17,773
                                                                  -----------
TOTAL EGYPT..............................................             119,827
                                                                  -----------
FINLAND -- (1.2%)
    Amer Sports Oyj......................................  26,869     762,820
    Bittium Oyj..........................................   8,880      57,121
    Cargotec Oyj Class B.................................   9,631     431,934

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
FINLAND -- (Continued)
    Caverion Corp........................................  27,340 $   180,418
    Citycon Oyj..........................................  65,385     163,569
    Cramo Oyj............................................   7,702     181,932
    Elisa Oyj............................................  15,034     545,441
    F-Secure Oyj.........................................  11,365      36,745
*   Finnair Oyj..........................................  13,936      73,045
    Fiskars Oyj Abp......................................   5,521     111,939
    Fortum Oyj...........................................  32,902     546,570
    HKScan Oyj Class A...................................   5,225      18,518
    Huhtamaki Oyj........................................  10,098     443,699
    Kemira Oyj...........................................  25,003     328,853
    Kesko Oyj Class A....................................   2,212      90,872
    Kesko Oyj Class B....................................  16,580     739,206
    Kone Oyj Class B.....................................  13,812     699,839
    Konecranes Oyj.......................................  11,996     361,616
    Lassila & Tikanoja Oyj...............................   8,438     168,768
    Metsa Board Oyj......................................  54,499     318,594
    Metso Oyj............................................  22,485     623,935
    Neste Oyj............................................  27,896   1,058,639
    Nokia Oyj(5902941)................................... 185,898   1,072,538
    Nokia Oyj(5946455)...................................  66,112     379,853
    Nokia Oyj Sponsored ADR..............................  20,625     119,006
    Nokian Renkaat Oyj...................................  27,339   1,016,325
    Olvi Oyj Class A.....................................     566      16,497
    Oriola-KD Oyj Class B................................  22,436     105,386
    Orion Oyj Class A....................................   3,808     154,378
    Orion Oyj Class B....................................  13,323     545,812
*   Outokumpu Oyj........................................  60,748     349,706
#*  Outotec Oyj..........................................  35,300     170,860
#   PKC Group Oyj........................................   5,071      93,795
    Ponsse Oy............................................   1,291      38,251
    Raisio Oyj Class V...................................  34,947     160,931
    Ramirent Oyj.........................................  17,079     144,773
    Sampo Oyj Class A....................................  28,588   1,184,219
    Sanoma Oyj...........................................  20,171     161,947
    Sponda Oyj...........................................  39,732     182,236
#*  Stockmann Oyj Abp Class B............................  10,970      73,323
    Stora Enso Oyj Class R............................... 147,460   1,339,598
    Stora Enso Oyj Sponsored ADR.........................   2,680      24,174
    Technopolis Oyj......................................  20,138      86,678
    Tieto Oyj............................................  15,335     441,552
    Tikkurila Oyj........................................   8,754     168,415
    UPM-Kymmene Oyj...................................... 130,315   2,687,420
    UPM-Kymmene Oyj Sponsored ADR........................   1,975      40,701
    Uponor Oyj...........................................  14,663     272,622
    Vaisala Oyj Class A..................................     432      15,651
    Valmet Oyj...........................................  27,914     364,701
    Wartsila Oyj Abp.....................................  27,128   1,177,651
    YIT Oyj..............................................  28,305     192,172
                                                                  -----------
TOTAL FINLAND............................................          20,725,244
                                                                  -----------
FRANCE -- (5.0%)
    ABC Arbitrage........................................   5,739      38,966

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
FRANCE -- (Continued)
    Accor SA............................................. 25,214 $1,055,563
    Aeroports de Paris...................................  1,224    130,194
#*  Air France-KLM....................................... 31,487    182,638
    Air Liquide SA.......................................  8,730    930,718
    Airbus Group SE...................................... 10,031    591,759
    Albioma SA...........................................  5,784     99,671
*   Alstom SA............................................ 12,089    297,686
    Altamir..............................................  1,974     22,519
    Alten SA.............................................  7,860    545,189
    Altran Technologies SA............................... 26,777    388,766
    Arkema SA............................................ 17,315  1,478,946
    Atos SE.............................................. 15,591  1,528,317
    AXA SA............................................... 69,158  1,407,528
    AXA SA Sponsored ADR.................................  2,823     57,307
#   Beneteau SA..........................................  1,281     12,860
    BioMerieux...........................................  2,940    406,463
    BNP Paribas SA....................................... 35,711  1,771,419
    Boiron SA............................................  1,480    137,161
    Bollore SA........................................... 40,179    145,475
    Bonduelle SCA........................................  3,954    102,127
#   Bourbon Corp.........................................  5,384     63,657
    Bouygues SA.......................................... 27,014    800,232
    Bureau Veritas SA.................................... 19,969    433,984
    Capgemini SA.........................................  9,393    902,889
    Carrefour SA......................................... 64,891  1,625,708
#   Casino Guichard Perrachon SA......................... 13,903    753,523
    Cegid Group SA.......................................  2,573    176,197
#*  CGG SA...............................................  2,655     63,456
#   CGG SA Sponsored ADR.................................     99      2,356
    Chargeurs SA.........................................  7,674     98,985
    Christian Dior SE....................................  1,818    328,810
    Cie de Saint-Gobain.................................. 49,612  2,106,139
    Cie des Alpes........................................    744     14,758
    Cie Generale des Etablissements Michelin............. 28,430  2,905,767
    CNP Assurances....................................... 31,743    484,980
*   Coface SA............................................  5,975     30,424
    Credit Agricole SA................................... 33,991    301,103
    Danone SA............................................ 15,071  1,155,850
    Danone SA Sponsored ADR..............................    907     13,859
    Dassault Systemes....................................  4,266    352,363
    Dassault Systemes Sponsored ADR......................    288     23,717
    Derichebourg SA...................................... 38,496    125,366
    Devoteam SA..........................................  1,192     60,212
    Edenred.............................................. 30,286    687,064
    Eiffage SA........................................... 10,005    769,237
    Electricite de France SA............................. 47,145    617,089
    Elior Group.......................................... 16,881    368,489
    Elis SA..............................................  7,920    143,032
    Engie SA............................................. 70,260  1,156,449
#*  Eramet...............................................  2,179     76,561
    Essilor International SA.............................  6,802    871,251
*   Esso SA Francaise....................................    572     24,824
#*  Etablissements Maurel et Prom........................ 46,251    148,108

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
FRANCE -- (Continued)
    Euler Hermes Group......................................   2,294 $  189,724
    Eurofins Scientific SE..................................   1,191    446,786
    Euronext NV.............................................   7,096    303,252
    Eutelsat Communications SA..............................  24,461    486,452
    Faiveley Transport SA...................................     923     95,484
    Faurecia................................................  18,759    739,869
    Fimalac.................................................       5        551
    Gaztransport Et Technigaz SA............................   3,018     86,334
    GL Events...............................................     588     11,120
    Groupe Crit.............................................     808     54,203
    Groupe Eurotunnel SE....................................  34,365    357,146
*   Groupe Fnac SA..........................................   3,231    198,992
    Guerbet.................................................   1,290     86,858
    Haulotte Group SA.......................................   1,629     25,371
    Havas SA................................................  33,026    278,094
    Hermes International....................................     575    247,461
*   ID Logistics Group......................................     555     78,441
    Iliad SA................................................   1,322    256,927
    Imerys SA...............................................   6,848    486,098
    Ingenico Group SA.......................................   4,149    454,865
    Ipsen SA................................................   4,514    294,520
    IPSOS...................................................   7,384    243,190
    Jacquet Metal Service...................................   3,625     55,723
    JCDecaux SA.............................................   6,976    238,438
    Kering..................................................   3,349    636,472
    Korian SA...............................................   9,844    348,697
    L'Oreal SA..............................................   3,582    680,596
    Lagardere SCA...........................................  23,421    598,318
    Lectra..................................................   2,696     44,672
    Legrand SA..............................................  10,561    582,729
    Linedata Services.......................................     268     12,091
    LISI....................................................   3,788    102,927
    LVMH Moet Hennessy Louis Vuitton SE.....................   8,524  1,459,669
    Manitou BF SA...........................................     596      9,693
    Mersen..................................................   1,125     18,502
    Metropole Television SA.................................   6,946    126,377
    MGI Coutier.............................................   3,778     87,448
    Natixis SA..............................................  56,215    231,804
*   Naturex.................................................   1,380    115,738
    Neopost SA..............................................   7,322    203,315
*   Nexans SA...............................................   9,494    479,129
    Nexity SA...............................................   6,861    364,968
#*  Nicox...................................................   4,090     43,983
*   NRJ Group...............................................   1,632     17,189
    Oeneo SA................................................   4,238     39,285
#*  Onxeo SA................................................   8,787     30,467
    Orange SA............................................... 153,965  2,362,907
    Orange SA Sponsored ADR.................................   5,502     84,566
    Orpea...................................................   5,416    478,638
*   Parrot SA...............................................   2,851     44,325
    Pernod Ricard SA........................................   6,015    687,281
*   Peugeot SA..............................................  80,984  1,223,175
#*  Pierre & Vacances SA....................................   1,002     47,548

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
FRANCE -- (Continued)
    Plastic Omnium SA....................................  12,423 $  394,115
    Plastivaloire........................................     358     41,635
    Publicis Groupe SA...................................   8,869    660,433
    Publicis Groupe SA ADR...............................   2,568     47,713
    Rallye SA............................................   9,436    164,021
#   Remy Cointreau SA....................................   1,640    143,440
    Renault SA...........................................  20,002  1,748,857
    Rexel SA.............................................  86,192  1,281,833
    Rubis SCA............................................   6,598    532,504
    Safran SA............................................  10,693    726,869
    Sanofi...............................................  39,753  3,385,893
    Sanofi ADR...........................................  13,479    574,610
    Sartorius Stedim Biotech.............................   2,628    186,659
    Savencia SA..........................................     224     14,573
    Schneider Electric SE(B11BPS1).......................     523     34,238
    Schneider Electric SE(4834108).......................  21,680  1,414,472
    SCOR SE..............................................  30,011    876,731
    SEB SA...............................................   5,053    672,843
#*  Sequana SA...........................................   8,305     16,234
    SES SA...............................................  19,905    436,182
    SFR Group SA.........................................   5,201    122,971
    Societe BIC SA.......................................   1,799    265,892
    Societe Generale SA..................................  39,178  1,335,724
    Sodexo SA............................................   4,834    566,210
*   SOITEC...............................................  23,458     19,164
#*  Solocal Group........................................   3,055     11,620
    Sopra Steria Group...................................   1,864    218,916
*   Ste Industrielle d'Aviation Latecoere SA.............  15,785     57,859
    Stef SA..............................................     949     74,265
    STMicroelectronics NV(2430025).......................   9,366     68,559
    STMicroelectronics NV(5962332)....................... 123,790    905,200
    Suez.................................................  25,324    410,992
    Sword Group..........................................   2,151     57,339
    Tarkett SA...........................................   4,887    157,503
    Technicolor SA.......................................  34,125    214,448
    Technip SA...........................................  26,452  1,483,096
    Technip SA ADR.......................................   2,728     37,865
    Teleperformance......................................  13,393  1,246,130
    Television Francaise 1...............................  29,231    282,662
    Tessi SA.............................................      65      9,759
    Thales SA............................................   6,199    564,603
    Total SA............................................. 185,779  8,934,823
    Total SA Sponsored ADR...............................  15,802    760,071
    Trigano SA...........................................   1,076     63,744
*   Ubisoft Entertainment SA.............................  25,742  1,056,552
    Valeo SA.............................................  21,534  1,104,719
#*  Vallourec SA.........................................  14,677     53,492
#*  Valneva SE...........................................  11,308     29,724
    Veolia Environnement SA..............................  14,508    321,540
    Veolia Environnement SA ADR..........................   1,217     26,847
    Vicat SA.............................................   5,312    317,264
    Vilmorin & Cie SA....................................     718     47,573
    Vinci SA.............................................  27,787  2,111,956

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
FRANCE -- (Continued)
*   Virbac SA............................................     604 $   118,975
    Vivendi SA...........................................  63,833   1,253,406
*   Worldline SA.........................................   4,439     132,828
    Zodiac Aerospace.....................................  14,841     334,180
                                                                  -----------
TOTAL FRANCE.............................................          84,028,445
                                                                  -----------
GERMANY -- (4.8%)
    Aareal Bank AG.......................................  17,608     578,534
    Adidas AG............................................  12,623   2,073,603
#*  ADLER Real Estate AG.................................   2,533      37,992
*   ADVA Optical Networking SE...........................   8,775      78,624
#*  AIXTRON SE...........................................  14,656      92,013
    Allianz SE...........................................  15,044   2,155,575
    Allianz SE Sponsored ADR.............................  21,958     313,560
    Amadeus Fire AG......................................     666      50,780
    Aurubis AG...........................................   9,255     480,907
    Axel Springer SE.....................................  12,199     668,597
    BASF SE..............................................  63,703   5,003,971
    BASF SE Sponsored ADR................................   1,504     117,944
    Bauer AG.............................................   2,770      38,284
    Bayer AG.............................................  16,367   1,759,417
    Bayer AG Sponsored ADR...............................     273      29,398
    Bayerische Motoren Werke AG..........................  37,367   3,219,693
#   BayWa AG.............................................   3,907     123,612
    Bechtle AG...........................................   2,677     309,842
    Beiersdorf AG........................................   2,329     218,809
    Bertrandt AG.........................................   1,654     180,882
    Bijou Brigitte AG....................................     491      31,637
#*  Bilfinger SE.........................................   9,686     294,900
    Biotest AG...........................................     327       6,057
    Borussia Dortmund GmbH & Co. KGaA....................  22,429      99,048
    Brenntag AG..........................................  12,745     633,121
    CANCOM SE............................................   3,177     164,341
    Carl Zeiss Meditec AG................................   4,552     169,999
    CENIT AG.............................................   1,898      42,436
    CENTROTEC Sustainable AG.............................   2,714      42,827
    Cewe Stiftung & Co. KGAA.............................   2,110     166,855
    Comdirect Bank AG....................................   5,462      56,640
    Commerzbank AG.......................................  67,349     444,562
    CompuGroup Medical SE................................   3,941     170,347
    Continental AG.......................................   3,297     691,438
    CropEnergies AG......................................   5,612      32,404
    CTS Eventim AG & Co. KGaA............................   6,733     234,389
    Daimler AG...........................................  84,976   5,777,015
*   Deutsche Bank AG(5750355)............................   7,421      99,800
*   Deutsche Bank AG(D18190898)..........................  30,646     411,882
    Deutsche Beteiligungs AG.............................   3,211     101,702
    Deutsche Boerse AG...................................   7,227     606,789
    Deutsche EuroShop AG.................................   7,588     359,901
#   Deutsche Lufthansa AG................................  70,904     842,813
    Deutsche Post AG.....................................  25,178     751,414
    Deutsche Telekom AG.................................. 206,421   3,511,752
    Deutsche Telekom AG Sponsored ADR....................  13,453     227,827

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
GERMANY -- (Continued)
    Deutsche Wohnen AG...................................  26,253 $  982,882
    Deutz AG.............................................  26,774    123,432
*   Dialog Semiconductor P.L.C...........................  16,187    530,797
    DIC Asset AG.........................................   8,036     78,298
    DMG Mori AG..........................................   5,877    280,536
    Draegerwerk AG & Co. KGaA............................     274     15,627
#   Drillisch AG.........................................   3,571    141,859
    Duerr AG.............................................   6,981    602,128
    E.ON SE.............................................. 346,256  3,713,550
    E.ON SE Sponsored ADR................................   4,952     53,259
    Elmos Semiconductor AG...............................   3,185     39,723
#   ElringKlinger AG.....................................   7,382    134,633
*   Evotec AG............................................  26,154    119,670
    Fielmann AG..........................................   3,698    285,660
    Fraport AG Frankfurt Airport Services Worldwide......   8,041    439,770
    Freenet AG...........................................  17,172    479,491
    Fresenius Medical Care AG & Co. KGaA.................  12,074  1,102,808
    Fresenius Medical Care AG & Co. KGaA ADR.............   1,361     62,130
    Fresenius SE & Co. KGaA..............................  15,523  1,159,533
    Fuchs Petrolub SE....................................   4,183    160,928
    GEA Group AG.........................................  11,035    589,203
    Gerresheimer AG......................................   7,338    629,994
#   Gerry Weber International AG.........................   6,018     73,323
#   Gesco AG.............................................     136     10,612
    GFK SE...............................................   2,763    105,942
    GFT Technologies SE..................................   2,895     66,373
    Grammer AG...........................................   3,504    168,529
    GRENKE AG............................................     529    103,540
*   H&R AG...............................................   2,783     46,676
    Hamburger Hafen und Logistik AG......................   7,270    116,161
    Hannover Rueck SE....................................   3,428    350,631
    HeidelbergCement AG..................................  10,568    895,224
#*  Heidelberger Druckmaschinen AG.......................  62,635    180,215
    Hella KGaA Hueck & Co................................   4,913    179,333
    Henkel AG & Co. KGaA.................................   1,651    179,220
    Hochtief AG..........................................   3,713    486,922
*   HolidayCheck Group AG................................   4,368     11,222
    Hornbach Baumarkt AG.................................   1,172     33,290
    Hugo Boss AG.........................................   5,031    298,568
    Indus Holding AG.....................................   5,097    252,724
    Infineon Technologies AG.............................  54,946    910,894
    Infineon Technologies AG ADR.........................  12,612    209,990
    Isra Vision AG.......................................     666     60,048
    Jenoptik AG..........................................   9,812    168,259
#   K+S AG...............................................  29,104    608,332
    KION Group AG........................................  17,287    947,915
*   Kloeckner & Co. SE...................................  31,651    424,356
*   Koenig & Bauer AG....................................   3,522    195,000
#*  Kontron AG...........................................  22,194     65,265
    Krones AG............................................   2,181    218,167
*   KUKA AG..............................................   3,352    406,233
    KWS Saat SE..........................................     510    162,780
    Lanxess AG...........................................  19,995    944,754

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
GERMANY -- (Continued)
    LEG Immobilien AG....................................   9,232 $  926,897
    Leifheit AG..........................................     405     26,217
    Leoni AG.............................................   8,609    318,513
    Linde AG.............................................   5,840    839,294
#*  LPKF Laser & Electronics AG..........................     939      7,245
    MAN SE...............................................   1,381    144,807
#*  Manz AG..............................................   1,498     52,106
#*  Medigene AG..........................................   4,033     33,030
    Merck KGaA...........................................   5,239    578,574
    Metro AG.............................................  42,865  1,379,111
    MLP AG...............................................  18,784     72,660
    MTU Aero Engines AG..................................  14,421  1,473,633
    Muenchener Rueckversicherungs-Gesellschaft AG........   6,298  1,050,323
    Nemetschek SE........................................   2,749    173,057
*   Nordex SE............................................   7,403    205,601
    Norma Group SE.......................................   7,730    401,960
    OHB SE...............................................     463      9,597
    Osram Licht AG.......................................  17,230    896,430
*   Patrizia Immobilien AG...............................  11,266    284,521
    Pfeiffer Vacuum Technology AG........................   1,830    189,298
    PNE Wind AG..........................................   8,933     21,211
    ProSiebenSat.1 Media SE..............................  17,341    794,335
#   Puma SE..............................................     530    132,093
*   QIAGEN NV(5732825)...................................  29,660    778,601
*   QIAGEN NV(2437907)...................................  11,100    297,480
#   QSC AG...............................................  17,803     29,400
    Rational AG..........................................     516    249,621
    Rheinmetall AG.......................................  10,513    736,560
    RHOEN-KLINIKUM AG....................................   9,064    267,117
#   RIB Software AG......................................   3,457     38,699
    RTL Group SA.........................................   1,863    158,832
*   RWE AG............................................... 142,560  2,535,733
    S&T AG...............................................   5,727     50,245
    SAF-Holland SA.......................................  10,550    127,355
#   Salzgitter AG........................................  10,180    317,677
    SAP SE...............................................  10,907    954,618
#   SAP SE Sponsored ADR.................................   1,405    122,783
    Schaltbau Holding AG.................................   1,570     75,087
#*  SGL Carbon SE........................................   6,318     77,020
    SHW AG...............................................   1,533     42,883
    Siemens AG...........................................  19,969  2,167,564
    Siemens AG Sponsored ADR.............................   5,045    547,594
    Sixt SE..............................................   4,382    234,494
#   SMA Solar Technology AG..............................   2,401    120,998
    Software AG..........................................  10,498    423,583
*   Stabilus SA..........................................   1,250     65,397
    Stada Arzneimittel AG................................  17,541    946,842
    STRATEC Biomedical AG................................     582     33,380
    Stroeer SE & Co KGaA.................................   3,460    164,490
    Suedzucker AG........................................  21,623    541,088
*   Suess MicroTec AG....................................   5,350     35,940
    Surteco SE...........................................   1,688     38,304
    Symrise AG...........................................   9,130    643,782

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
GERMANY -- (Continued)
    TAG Immobilien AG....................................  17,978 $   255,948
    Takkt AG.............................................   9,684     232,552
*   Talanx AG............................................  10,174     306,000
    Telefonica Deutschland Holding AG....................  43,086     175,922
    ThyssenKrupp AG......................................  13,866     317,982
    TLG Immobilien AG....................................   7,754     173,599
#*  Tom Tailor Holding AG................................     901       3,573
    United Internet AG...................................  11,996     530,913
#   VERBIO Vereinigte BioEnergie AG......................   4,367      24,705
    Volkswagen AG........................................   3,234     478,222
    Vonovia SE...........................................  16,147     640,177
*   Vossloh AG...........................................   1,892     116,880
    VTG AG...............................................   3,519      99,190
#   Wacker Chemie AG.....................................   3,829     356,926
    Wacker Neuson SE.....................................   6,585     117,630
    Washtec AG...........................................   2,703     110,238
*   Wincor Nixdorf AG....................................   5,516     305,222
    Wirecard AG..........................................   1,656      77,055
    XING AG..............................................     327      65,341
*   Zalando SE...........................................   2,287      86,716
    Zeal Network SE......................................   2,876     113,677
                                                                  -----------
TOTAL GERMANY............................................          81,532,490
                                                                  -----------
GREECE -- (0.0%)
    Aegean Airlines SA...................................   1,506      12,041
*   Alpha Bank AE........................................   1,555       3,136
    FF Group.............................................   1,384      34,162
    Hellenic Exchanges - Athens Stock Exchange SA........   3,515      16,560
*   Hellenic Petroleum SA................................   4,268      18,315
    Hellenic Telecommunications Organization SA..........   9,041      88,800
*   Intralot SA-Integrated Lottery Systems & Services....  13,391      13,504
    JUMBO SA.............................................   4,193      49,601
    Metka Industrial - Construction SA...................   1,233      10,103
    Motor Oil Hellas Corinth Refineries SA...............   2,271      26,581
    Mytilineos Holdings SA...............................   6,360      27,937
*   National Bank of Greece SA...........................   1,035         238
    OPAP SA..............................................   6,092      48,896
*   Piraeus Bank SA......................................     589         101
*   Public Power Corp. SA................................   4,356      13,817
    Titan Cement Co. SA..................................   2,126      48,730
                                                                  -----------
TOTAL GREECE.............................................             412,522
                                                                  -----------
HONG KONG -- (2.1%)
*   13 Holdings, Ltd. (The)..............................  30,000      11,789
    Agritrade Resources, Ltd............................. 165,000      31,093
    AIA Group, Ltd....................................... 557,400   3,472,150
    Allied Properties HK, Ltd............................  74,000      15,122
*   Apac Resources, Ltd.................................. 440,000       6,297
    APT Satellite Holdings, Ltd..........................  86,250      59,373
    Asia Financial Holdings, Ltd.........................  72,000      37,739
    Asia Satellite Telecommunications Holdings, Ltd......   9,500      13,681
#   ASM Pacific Technology, Ltd..........................  50,000     372,200

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
HONG KONG -- (Continued)
*   Auto Italia Holdings.................................   475,000 $    9,694
#   Bank of East Asia, Ltd. (The)........................   110,444    457,210
    BEP International Holdings, Ltd...................... 1,050,000     57,033
    BOC Hong Kong Holdings, Ltd..........................   216,000    711,179
    Bonjour Holdings, Ltd................................   488,000     21,426
    Bright Smart Securities & Commodities Group, Ltd.....   182,000     52,032
#   Brightoil Petroleum Holdings, Ltd....................   464,000    136,766
*   Burwill Holdings, Ltd................................   346,000      9,830
    Cafe de Coral Holdings, Ltd..........................    36,000    121,133
    Cathay Pacific Airways, Ltd..........................   243,000    395,193
    Cheung Kong Infrastructure Holdings, Ltd.............    18,000    159,350
    Cheung Kong Property Holdings, Ltd...................    56,200    403,275
*   China Best Group Holding, Ltd........................   760,000     20,294
#*  China Energy Development Holdings, Ltd............... 1,658,000     21,234
*   China Ever Grand Financial Leasing Group Co., Ltd....   500,000      6,911
#*  China Public Procurement, Ltd........................ 1,324,000     17,473
*   China Star Entertainment, Ltd........................    30,000      2,906
*   China Strategic Holdings, Ltd........................ 2,095,000     54,055
    Chinese Estates Holdings, Ltd........................    16,500     44,738
    Chow Sang Sang Holdings International, Ltd...........   103,000    202,106
#   Chow Tai Fook Jewellery Group, Ltd...................   216,800    167,418
    Chuang's Consortium International, Ltd...............   264,000     50,438
    CITIC Telecom International Holdings, Ltd............   506,000    190,740
    CK Hutchison Holdings, Ltd...........................   130,700  1,531,925
    CK Life Sciences Int'l Holdings, Inc.................   648,000     58,562
    CLP Holdings, Ltd....................................    48,500    505,462
*   Common Splendor International Health Industry Group,
      Ltd................................................   388,000     32,494
*   Convoy Financial Holdings, Ltd....................... 1,758,000     55,707
    CW Group Holdings, Ltd...............................   187,500     49,993
    Dah Sing Banking Group, Ltd..........................   155,200    291,094
    Dah Sing Financial Holdings, Ltd.....................    55,200    370,397
    Dan Form Holdings Co., Ltd...........................   107,000     26,507
#*  Differ Group Holding Co., Ltd........................   120,000      8,879
    Emperor Capital Group, Ltd...........................   726,000     64,722
    Emperor Entertainment Hotel, Ltd.....................    50,000     11,587
    Emperor International Holdings, Ltd..................   356,000     81,316
*   Emperor Watch & Jewellery, Ltd.......................   270,000      7,954
#*  Esprit Holdings, Ltd.................................   387,800    311,372
    Fairwood Holdings, Ltd...............................     3,000     14,102
    Far East Consortium International, Ltd...............   444,089    154,167
    FIH Mobile, Ltd......................................   648,000    220,834
    First Pacific Co., Ltd...............................   372,000    289,318
    First Shanghai Investments, Ltd......................   232,000     36,336
    Future Bright Holdings, Ltd..........................    36,000      3,942
    G-Resources Group, Ltd............................... 5,295,000     93,050
    Galaxy Entertainment Group, Ltd......................   126,000    420,062
#*  GCL New Energy Holdings, Ltd......................... 1,296,000     56,143
*   Get Nice Financial Group, Ltd........................    26,350      3,640
#   Get Nice Holdings, Ltd............................... 1,532,000     52,498
    Giordano International, Ltd..........................   388,000    203,783
*   Global Brands Group Holding, Ltd..................... 1,608,000    141,266
    Great Eagle Holdings, Ltd............................    65,225    294,971
#   Guotai Junan International Holdings, Ltd.............   691,000    232,840

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                         --------- --------
HONG KONG -- (Continued)
    Haitong International Securities Group, Ltd.........   389,661 $235,951
#   Hang Fat Ginseng Holdings Co., Ltd..................   127,499    2,467
    Hang Lung Group, Ltd................................   118,000  382,360
    Hang Lung Properties, Ltd...........................   205,000  444,273
    Hang Seng Bank, Ltd.................................    44,000  787,678
    Hanison Construction Holdings, Ltd..................     8,757    1,417
    Hanny Holdings, Ltd................................. 1,540,000   65,730
*   Hao Tian Development Group, Ltd.....................   429,000   23,612
#   Henderson Land Development Co., Ltd.................    86,020  513,471
*   HengTen Networks Group, Ltd.........................   904,000   35,702
    HK Electric Investments & HK Electric Investments,
      Ltd...............................................   184,000  176,261
#   HKBN, Ltd...........................................     9,000   10,773
    HKR International, Ltd..............................   181,600   79,032
    HKT Trust & HKT, Ltd................................   312,000  495,035
#   Hong Kong & China Gas Co., Ltd......................   210,870  392,095
    Hong Kong Aircraft Engineering Co., Ltd.............     8,000   52,174
    Hong Kong Exchanges and Clearing, Ltd...............    21,318  527,795
    Hong Kong Ferry Holdings Co., Ltd...................    18,000   20,583
*   Hong Kong Television Network, Ltd...................   114,000   20,298
    Hongkong & Shanghai Hotels, Ltd. (The)..............    37,000   39,605
    Hopewell Holdings, Ltd..............................    87,000  288,169
#   Hsin Chong Group Holding, Ltd.......................   620,000   54,196
    Hua Hong Semiconductor, Ltd.........................    28,000   26,286
    Hutchison Telecommunications Hong Kong Holdings,
      Ltd...............................................   498,000  182,469
    Hysan Development Co., Ltd..........................    63,000  290,526
#   IGG, Inc............................................    97,000   41,479
*   Imagi International Holdings, Ltd...................    97,600    2,649
*   iOne Holdings, Ltd..................................   500,000   10,332
    IPE Group, Ltd......................................   205,000   44,466
    IT, Ltd.............................................    44,000   13,452
    Johnson Electric Holdings, Ltd......................    85,500  215,152
    K Wah International Holdings, Ltd...................   474,087  239,978
    Kerry Logistics Network, Ltd........................   137,500  196,778
    Kerry Properties, Ltd...............................   124,500  341,430
#*  Kingston Financial Group, Ltd.......................   608,000  270,078
*   Ko Yo Chemical Group, Ltd...........................   568,000    8,160
#   Kowloon Development Co., Ltd........................    95,000   88,560
    L'Occitane International SA.........................    66,500  139,106
    Lai Sun Development Co., Ltd........................ 3,949,000   71,429
*   Landing International Development, Ltd.............. 4,465,000   87,555
    Li & Fung, Ltd...................................... 1,390,000  696,418
*   Lifestyle China Group, Ltd..........................   142,500   28,469
    Lifestyle International Holdings, Ltd...............   142,500  201,258
    Lippo China Resources, Ltd..........................   810,000   20,696
    Lippo, Ltd..........................................    58,000   35,736
*   Lisi Group Holdings, Ltd............................   544,000   43,501
    Liu Chong Hing Investment, Ltd......................    44,000   54,831
    Luk Fook Holdings International, Ltd................    91,000  231,374
#*  Macau Legend Development, Ltd.......................   657,000   92,670
    Man Wah Holdings, Ltd...............................   356,800  260,650
*   Mason Financial Holdings, Ltd.......................   840,000   29,822
    Melco Crown Entertainment, Ltd. ADR.................     3,081   43,011
#   Melco International Development, Ltd................   145,000  149,124

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
HONG KONG -- (Continued)
    MGM China Holdings, Ltd..............................    66,000 $   95,960
#*  Midland Holdings, Ltd................................    54,000     16,730
#   Miramar Hotel & Investment...........................    31,000     53,598
*   Mongolian Mining Corp................................   721,500      6,693
    MTR Corp., Ltd.......................................    64,763    366,788
    NagaCorp, Ltd........................................   406,000    277,802
*   NetMind Financial Holdings, Ltd...................... 6,304,000     65,003
    New World Development Co., Ltd.......................   990,426  1,154,238
#   Newocean Energy Holdings, Ltd........................   292,000     86,800
    NWS Holdings, Ltd....................................   294,488    482,914
    Orient Overseas International, Ltd...................    67,500    239,635
#*  Pacific Basin Shipping, Ltd..........................   686,000     76,184
#   Pacific Textiles Holdings, Ltd.......................   113,000    160,252
#*  Paradise Entertainment, Ltd..........................   132,000     20,044
    PCCW, Ltd............................................   746,000    543,514
*   Peace Map Holding, Ltd...............................   560,000     13,399
    Pico Far East Holdings, Ltd..........................   164,000     50,802
    Playmates Holdings, Ltd..............................    26,000     32,895
    Playmates Toys, Ltd..................................   300,000     56,875
    Polytec Asset Holdings, Ltd..........................   110,000      6,668
    Power Assets Holdings, Ltd...........................    39,000    382,313
#   Prada SpA............................................    34,300    102,033
    Regal Hotels International Holdings, Ltd.............    30,000     14,708
#   SA SA International Holdings, Ltd....................   128,592     56,128
    Safety Godown Co., Ltd...............................     8,000     25,193
    Samsonite International SA...........................   110,700    314,534
    Sands China, Ltd.....................................    47,200    180,596
#   SEA Holdings, Ltd....................................    46,000    110,454
    Shangri-La Asia, Ltd.................................   408,000    438,977
#   Shenwan Hongyuan HK, Ltd.............................   120,000     59,924
    Shun Tak Holdings, Ltd...............................   402,000    130,487
    Singamas Container Holdings, Ltd.....................   234,000     21,751
    Sino Land Co., Ltd...................................   196,169    350,996
    Sitoy Group Holdings, Ltd............................    79,000     25,857
#   SJM Holdings, Ltd....................................   491,000    307,801
*   Skyway Securities Group, Ltd......................... 1,300,000     46,079
    SmarTone Telecommunications Holdings, Ltd............    57,000    101,628
*   SOCAM Development, Ltd...............................    40,000     18,860
    Soundwill Holdings, Ltd..............................     7,500     11,886
    Stella International Holdings, Ltd...................    98,000    167,819
    Sun Hung Kai & Co., Ltd..............................   202,000    119,006
    Sun Hung Kai Properties, Ltd.........................    94,000  1,348,754
    Swire Pacific, Ltd. Class A..........................    60,500    725,024
    Swire Pacific, Ltd. Class B..........................    70,000    145,586
    Swire Properties, Ltd................................    31,600     88,176
    TAI Cheung Holdings, Ltd.............................    13,000     10,749
    Techtronic Industries Co., Ltd.......................   147,000    622,506
    Television Broadcasts, Ltd...........................    78,100    265,146
    Texwinca Holdings, Ltd...............................   194,000    152,734
    Transport International Holdings, Ltd................    61,600    170,015
#*  Trinity, Ltd.........................................   262,000     20,322
*   TSC Group Holdings, Ltd..............................    36,000      4,933
    Tsui Wah Holdings, Ltd...............................   100,000     18,820

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
HONG KONG -- (Continued)
*   United Laboratories International Holdings, Ltd.
      (The)..............................................   228,000 $    89,388
*   United Photovoltaics Group, Ltd......................   836,000      61,763
#   Value Partners Group, Ltd............................   184,000     155,440
    Varitronix International, Ltd........................    89,000      39,036
    Victory City International Holdings, Ltd.............   256,404      11,418
    Vitasoy International Holdings, Ltd..................   146,000     277,524
#   VST Holdings, Ltd....................................   156,000      37,252
    VTech Holdings, Ltd..................................    19,800     215,369
    WH Group, Ltd........................................   752,500     594,252
    Wharf Holdings, Ltd. (The)...........................    94,000     649,633
    Wheelock & Co., Ltd..................................    93,000     498,703
    Win Hanverky Holdings, Ltd...........................   114,000      18,543
    Wynn Macau, Ltd......................................   127,600     208,030
*   Xinyi Automobile Glass Hong Kong Enterprises, Ltd....    64,250      11,014
    Xinyi Glass Holdings, Ltd............................   514,000     393,385
    Yue Yuen Industrial Holdings, Ltd....................   152,000     617,651
    Yugang International, Ltd............................ 1,158,000      18,869
                                                                    -----------
TOTAL HONG KONG..........................................            36,026,782
                                                                    -----------
HUNGARY -- (0.1%)
    Magyar Telekom Telecommunications P.L.C..............    88,446     141,499
    MOL Hungarian Oil & Gas P.L.C........................     6,622     415,466
    OTP Bank P.L.C.......................................     8,474     206,647
    Richter Gedeon Nyrt..................................    13,075     276,384
                                                                    -----------
TOTAL HUNGARY............................................             1,039,996
                                                                    -----------
INDIA -- (2.3%)
*   3M India, Ltd........................................        61      13,378
    Aarti Industries.....................................     5,193      43,141
    ABB India, Ltd.......................................     1,147      21,712
    ACC, Ltd.............................................     6,209     156,951
    Adani Enterprises, Ltd...............................    87,517     105,447
    Adani Ports and Special Economic Zone, Ltd...........    55,418     192,692
*   Adani Power, Ltd.....................................   259,907     108,839
*   Adani Transmissions, Ltd.............................    64,975      38,017
*   Aditya Birla Fashion and Retail, Ltd.................    44,938      97,148
    Aditya Birla Nuvo, Ltd...............................    11,731     250,105
    Aegis Logistics, Ltd.................................    25,160      46,984
    AIA Engineering, Ltd.................................     6,190      95,276
    Ajanta Pharma, Ltd...................................     3,571      94,847
    Akzo Nobel India, Ltd................................       691      17,422
    Alembic Pharmaceuticals, Ltd.........................     3,829      35,848
    Allahabad Bank.......................................    57,693      66,868
    Allcargo Logistics, Ltd..............................    23,631      75,262
    Alstom T&D India, Ltd................................     3,174      16,327
    Amara Raja Batteries, Ltd............................     8,132     114,456
    Ambuja Cements, Ltd..................................    59,402     241,204
*   Amtek Auto, Ltd......................................    25,857      18,662
    Andhra Bank..........................................    65,564      59,198
    Apollo Hospitals Enterprise, Ltd.....................     6,311     128,597
    Apollo Tyres, Ltd....................................    75,359     186,187
*   Arvind Infrastructure, Ltd...........................     2,265       2,987

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------- --------
INDIA -- (Continued)
    Arvind, Ltd..........................................  39,673 $181,712
    Ashok Leyland, Ltd................................... 112,751  161,454
    Ashoka Buildcon, Ltd.................................   6,033   14,300
    Asian Paints, Ltd....................................   9,432  156,974
    Atul, Ltd............................................   1,713   49,218
    Aurobindo Pharma, Ltd................................  23,382  276,783
    Axis Bank, Ltd.......................................  88,752  726,395
    Bajaj Auto, Ltd......................................   6,259  253,256
    Bajaj Corp., Ltd.....................................   8,976   52,419
    Bajaj Finance, Ltd...................................     738  114,587
    Bajaj Finserv, Ltd...................................   5,094  207,780
*   Bajaj Hindusthan Sugar, Ltd.......................... 134,537   40,388
    Bajaj Holdings and Investment, Ltd...................   4,528  122,598
    Balkrishna Industries, Ltd...........................   6,822   73,948
*   Balrampur Chini Mills, Ltd...........................  30,940   61,006
    Bank of Baroda.......................................  81,542  185,504
*   Bank of India........................................  61,338  102,633
    BASF India, Ltd......................................     645   10,261
    Bata India, Ltd......................................   8,574   77,975
    BEML, Ltd............................................   2,801   42,457
    Berger Paints India, Ltd.............................  12,746   45,406
    Bharat Forge, Ltd....................................  18,356  207,741
    Bharat Heavy Electricals, Ltd........................  69,240  151,349
    Bharat Petroleum Corp., Ltd..........................  13,240  117,237
    Bharti Airtel, Ltd................................... 103,588  560,712
    Bharti Infratel, Ltd.................................   9,951   58,812
    Bharti Retail DM2....................................  28,880   56,501
    Biocon, Ltd..........................................  11,201  138,856
    Birla Corp., Ltd.....................................   4,364   36,665
    Blue Dart Express, Ltd...............................     491   43,066
    Bosch, Ltd...........................................     268  100,519
    Britannia Industries, Ltd............................     807   35,415
    Cadila Healthcare, Ltd...............................  25,856  142,016
    Cairn India, Ltd.....................................  64,612  187,566
    Can Fin Homes, Ltd...................................   1,040   20,879
    Canara Bank..........................................  29,163  109,277
    Capital First, Ltd...................................   2,225   24,473
    Castrol India, Ltd...................................   6,494   43,034
    CCL Products India, Ltd..............................   8,913   34,453
    Ceat, Ltd............................................   5,780   74,679
    Century Plyboards India, Ltd.........................   8,829   31,068
    Century Textiles & Industries, Ltd...................   9,320   97,440
    Cera Sanitaryware, Ltd...............................     628   21,945
    CESC, Ltd............................................   8,820   80,930
    Chambal Fertilizers and Chemicals, Ltd...............  25,062   24,151
*   Chennai Petroleum Corp., Ltd.........................  10,823   43,117
    Chennai Super Kings Cricket, Ltd.....................  52,326      659
    Cholamandalam Investment and Finance Co., Ltd........   4,173   68,092
    Cipla, Ltd...........................................  27,848  219,948
    City Union Bank, Ltd.................................  42,915   82,787
    Colgate-Palmolive India, Ltd.........................   6,256   87,467
    Container Corp. Of India, Ltd........................   7,277  163,721
    Coromandel International, Ltd........................  12,773   48,753

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                               SHARES  VALUE++
                                                               ------- --------
INDIA -- (Continued)
*   Corp. Bank................................................  52,878 $ 32,821
    Cox & Kings, Ltd..........................................  26,469   75,863
    Credit Analysis & Research, Ltd...........................   2,440   38,660
    CRISIL, Ltd...............................................   1,500   45,361
*   Crompton Greaves Consumer Electricals, Ltd................  84,298  197,452
*   Crompton Greaves, Ltd.....................................  84,298   99,714
    Cummins India, Ltd........................................   2,779   36,297
    Cyient, Ltd...............................................   4,227   31,459
    Dabur India, Ltd..........................................  27,538  125,201
    Dalmia Bharat, Ltd........................................   1,013   21,909
*   DCB Bank, Ltd.............................................  64,935  107,891
    DCM Shriram, Ltd..........................................  10,928   38,764
*   Dena Bank.................................................  28,299   16,433
    Dewan Housing Finance Corp., Ltd..........................  43,579  145,870
*   Dish TV India, Ltd........................................  76,676  118,144
    Dishman Pharmaceuticals & Chemicals, Ltd..................   8,970   21,234
    Divi's Laboratories, Ltd..................................   7,498  134,512
    DLF, Ltd..................................................  66,242  160,531
    Dr Reddy's Laboratories, Ltd..............................  11,918  523,791
    Dr Reddy's Laboratories, Ltd. ADR.........................   2,000   87,300
    eClerx Services, Ltd......................................   4,017   93,016
    Edelweiss Financial Services, Ltd.........................  85,655  121,923
    Eicher Motors, Ltd........................................     498  167,664
    EID Parry India, Ltd......................................  20,048   77,445
    EIH, Ltd..................................................   6,806   12,060
    Emami, Ltd................................................   5,571   95,318
    Engineers India, Ltd......................................  21,118   71,531
*   Eros International Media, Ltd.............................   4,304   14,955
    Escorts, Ltd..............................................  21,576   84,788
    Essel Propack, Ltd........................................   9,127   29,228
    Eveready Industries India, Ltd............................   7,458   27,704
    Exide Industries, Ltd.....................................  66,245  177,891
    FAG Bearings India, Ltd...................................     452   27,649
    FDC, Ltd..................................................   5,685   16,226
    Federal Bank, Ltd......................................... 292,868  283,043
    Finolex Cables, Ltd.......................................   9,842   58,136
    Finolex Industries, Ltd...................................   5,219   36,571
*   Firstsource Solutions, Ltd................................  39,298   27,411
*   Fortis Healthcare, Ltd....................................  34,983   90,084
    Future Enterprises, Ltd...................................  28,880    9,536
    GAIL India, Ltd...........................................  37,833  216,322
    Gateway Distriparks, Ltd..................................  14,269   56,100
    GHCL, Ltd.................................................  13,044   44,874
    GlaxoSmithKline Consumer Healthcare, Ltd..................     677   63,791
    GlaxoSmithKline Pharmaceuticals, Ltd......................     766   37,731
    Glenmark Pharmaceuticals, Ltd.............................  13,728  177,202
*   Global Offshore Services, Ltd.............................   1,860    3,708
*   GMR Infrastructure, Ltd................................... 375,869   80,521
    Godfrey Phillips India, Ltd...............................   1,638   29,121
    Godrej Consumer Products, Ltd.............................   6,946  164,938
    Godrej Industries, Ltd....................................  10,700   69,010
*   Godrej Properties, Ltd....................................   9,451   50,981
    Granules India, Ltd.......................................  15,569   33,288

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
INDIA -- (Continued)
    Great Eastern Shipping Co., Ltd. (The)..................  15,077 $   75,771
    Greaves Cotton, Ltd.....................................  14,627     31,407
    Greenply Industries, Ltd................................   6,636     25,768
    Gruh Finance, Ltd.......................................  16,201     71,461
    Gujarat Fluorochemicals, Ltd............................   5,776     54,404
    Gujarat Gas, Ltd........................................   6,146     54,170
    Gujarat Mineral Development Corp., Ltd..................  30,521     36,169
*   Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.....  10,666     24,657
*   Gujarat Pipavav Port, Ltd...............................  18,330     47,131
    Gujarat State Petronet, Ltd.............................  46,273     92,032
*   Hathway Cable & Datacom, Ltd............................  11,847      5,637
    Havells India, Ltd......................................  16,399     95,471
    HCL Technologies, Ltd...................................  24,532    275,936
*   HeidelbergCement India, Ltd.............................  18,374     34,892
    Hero MotoCorp, Ltd......................................   4,818    230,306
    Hexaware Technologies, Ltd..............................  29,440     96,788
*   Himachal Futuristic Communications, Ltd.................  98,725     25,930
    Himatsingka Seide, Ltd..................................  16,762     68,861
    Hindalco Industries, Ltd................................ 188,559    376,809
*   Hindustan Construction Co., Ltd.........................  73,623     25,658
    Hindustan Petroleum Corp., Ltd..........................   9,509    179,215
    Hindustan Unilever, Ltd.................................  10,633    146,600
    Hitachi Home & Life Solutions India, Ltd................   1,423     31,074
*   Housing Development & Infrastructure, Ltd............... 104,690    159,603
    Housing Development Finance Corp., Ltd..................  51,095  1,054,025
    HSIL, Ltd...............................................   8,539     40,416
    ICICI Bank, Ltd.........................................  67,537    261,456
    ICICI Bank, Ltd. Sponsored ADR..........................  25,500    193,290
    IDBI Bank, Ltd.......................................... 149,855    157,197
    Idea Cellular, Ltd...................................... 104,803    164,743
    IFCI, Ltd............................................... 257,288    111,961
    IIFL Holdings, Ltd......................................   4,297     17,448
    IL&FS Transportation Networks, Ltd......................  26,355     28,802
*   India Cements, Ltd. (The)...............................  52,326     97,472
    Indiabulls Housing Finance, Ltd.........................  44,946    513,645
*   Indiabulls Real Estate, Ltd.............................  73,206    101,197
    Indian Bank.............................................  29,618     69,850
*   Indian Hotels Co., Ltd..................................  40,918     82,109
    Indian Oil Corp., Ltd...................................  18,233    148,094
*   Indian Overseas Bank.................................... 104,415     43,099
    Indo Count Industries, Ltd..............................   4,057     54,336
    Indraprastha Gas, Ltd...................................   8,455     82,053
    IndusInd Bank, Ltd......................................  17,168    301,551
    Infosys, Ltd............................................  49,487    793,638
    Infosys, Ltd. Sponsored ADR.............................  28,800    473,184
    Ipca Laboratories, Ltd..................................   8,637     66,663
    IRB Infrastructure Developers, Ltd......................  21,048     68,243
    ITC, Ltd................................................  92,642    351,226
    Jagran Prakashan, Ltd...................................  10,879     29,198
    Jain Irrigation Systems, Ltd............................  99,382    105,588
*   Jaiprakash Associates, Ltd.............................. 307,679     56,144
    Jammu & Kashmir Bank, Ltd. (The)........................  54,625     55,027
*   Jet Airways India, Ltd..................................   3,825     35,422

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                               SHARES  VALUE++
                                                               ------- --------
INDIA -- (Continued)
    Jindal Poly Films, Ltd....................................   4,651 $ 30,051
    Jindal Saw, Ltd...........................................  21,288   16,263
*   Jindal Steel & Power, Ltd.................................  91,957  114,966
    JK Cement, Ltd............................................   1,370   14,543
    JK Lakshmi Cement, Ltd....................................   4,304   27,293
    JK Tyre & Industries, Ltd.................................  27,061   36,495
    JM Financial, Ltd.........................................  64,191   69,011
    JSW Energy, Ltd........................................... 110,949  137,602
    JSW Steel, Ltd............................................  22,768  570,281
    Jubilant Foodworks, Ltd...................................   1,023   18,752
    Jubilant Life Sciences, Ltd...............................  14,989   75,640
    Just Dial, Ltd............................................   1,116    9,264
    Jyothy Laboratories, Ltd..................................   5,185   22,313
    Kajaria Ceramics, Ltd.....................................   4,430   83,804
    Kalpataru Power Transmission, Ltd.........................  11,111   45,318
    Kansai Nerolac Paints, Ltd................................  17,289   89,093
    Karnataka Bank, Ltd. (The)................................  35,804   78,280
    Karur Vysya Bank, Ltd. (The)..............................   6,981   50,027
    Kaveri Seed Co., Ltd......................................   6,312   37,085
    KEC International, Ltd....................................  17,641   37,917
    Kitex Garments, Ltd.......................................   2,547   18,844
    Kotak Mahindra Bank, Ltd..................................  15,898  181,492
    KPIT Technologies, Ltd....................................  33,207   65,456
    KPR Mill, Ltd.............................................   1,794   29,877
    KRBL, Ltd.................................................  22,183   84,367
    L&T Finance Holdings, Ltd.................................  96,386  124,450
    Lakshmi Machine Works, Ltd................................     197   10,834
    Lakshmi Vilas Bank, Ltd. (The)............................  24,560   49,552
    Larsen & Toubro, Ltd......................................   9,521  221,672
    LIC Housing Finance, Ltd..................................  63,072  490,441
    Lupin, Ltd................................................   7,104  185,489
    Magma Fincorp, Ltd........................................  12,657   20,239
    Mahindra & Mahindra Financial Services, Ltd...............  54,883  271,664
    Mahindra & Mahindra, Ltd..................................  25,627  562,016
*   Mahindra CIE Automotive, Ltd..............................  10,826   29,814
    Manappuram Finance, Ltd...................................  95,182  116,940
*   Mangalore Refinery & Petrochemicals, Ltd..................  40,362   48,894
    Marico, Ltd...............................................  27,782  118,077
    Marksans Pharma, Ltd......................................  42,845   30,489
    Maruti Suzuki India, Ltd..................................   2,296  163,841
    Max Financial Services, Ltd...............................  21,042  183,637
*   MAX India, Ltd............................................  21,042   41,559
*   Max Ventures & Industries, Ltd............................   4,208    3,958
    McLeod Russel India, Ltd..................................  21,709   66,548
    MindTree, Ltd.............................................  23,204  200,415
    MOIL, Ltd.................................................   7,044   25,840
    Monsanto India, Ltd.......................................     299   10,579
    Motherson Sumi Systems, Ltd...............................  14,742   73,345
    Mphasis, Ltd..............................................  12,060   97,027
    MRF, Ltd..................................................     329  166,459
    Muthoot Finance, Ltd......................................  23,563  115,973
    Natco Pharma, Ltd.........................................   6,410   60,376
    National Aluminium Co., Ltd............................... 129,176   89,807

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                               SHARES  VALUE++
                                                               ------- --------
INDIA -- (Continued)
    Nava Bharat Ventures, Ltd.................................   8,467 $ 29,738
    NCC, Ltd.................................................. 116,904  142,427
    Nestle India, Ltd.........................................   1,113  118,759
    NHPC, Ltd................................................. 138,291   52,354
    NIIT Technologies, Ltd....................................  10,275   68,899
    NTPC, Ltd.................................................  37,544   88,928
    Oberoi Realty, Ltd........................................  19,219   82,446
    Oil & Natural Gas Corp., Ltd..............................  25,342   84,390
    Oil India, Ltd............................................  10,308   56,844
    Omaxe, Ltd................................................  12,587   30,522
    Oracle Financial Services Software, Ltd...................   1,158   63,866
    Oriental Bank of Commerce.................................  29,982   52,800
    Page Industries, Ltd......................................     332   71,410
    PC Jeweller, Ltd..........................................  12,062   77,413
    Persistent Systems, Ltd...................................   7,028   72,505
    Petronet LNG, Ltd.........................................  38,002  169,301
    Pfizer, Ltd...............................................     993   29,618
    Phoenix Mills, Ltd. (The).................................     654    3,572
    PI Industries, Ltd........................................   3,140   35,637
    Pidilite Industries, Ltd..................................   9,967  108,805
    Piramal Enterprises, Ltd..................................  11,227  269,476
    Polaris Consulting & Services, Ltd........................     554    1,571
    Power Finance Corp., Ltd..................................  51,643  169,065
    Power Grid Corp. of India, Ltd............................  42,790  112,574
    Prestige Estates Projects, Ltd............................  16,255   45,167
    Procter & Gamble Hygiene & Health Care, Ltd...............     289   28,608
    PTC India Financial Services, Ltd.........................  26,026   15,704
    PTC India, Ltd............................................  62,370   74,282
    PVR, Ltd..................................................   4,398   75,131
    Rajesh Exports, Ltd.......................................  15,900  103,808
    Rallis India, Ltd.........................................  14,400   48,438
    Ramco Cements, Ltd. (The).................................  11,819   96,702
*   RattanIndia Power, Ltd.................................... 183,153   31,300
    Raymond, Ltd..............................................   8,074   55,364
    Redington India, Ltd......................................  35,945   55,317
    Reliance Capital, Ltd.....................................  34,496  231,078
*   Reliance Communications, Ltd.............................. 206,334  162,523
*   Reliance Defence and Engineering, Ltd.....................  36,617   37,548
    Reliance Industries, Ltd..................................  47,735  724,892
    Reliance Infrastructure, Ltd..............................  15,060  136,572
    Reliance Power, Ltd....................................... 179,289  145,382
    Repco Home Finance, Ltd...................................   5,669   72,156
    Rolta India, Ltd..........................................  20,833   21,105
    Rural Electrification Corp., Ltd..........................  68,757  218,865
    Sadbhav Engineering, Ltd..................................   8,327   35,339
    Sanofi India, Ltd.........................................   1,277   87,482
*   Shipping Corp. of India, Ltd..............................  33,640   36,358
    Shree Cement, Ltd.........................................     484  115,915
    Shriram City Union Finance, Ltd...........................     312    9,200
    Shriram Transport Finance Co., Ltd........................  23,823  455,644
    Siemens, Ltd..............................................   3,779   74,910
    Sintex Industries, Ltd....................................  50,687   58,292
    SJVN, Ltd.................................................  29,099   12,114

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                               SHARES  VALUE++
                                                               ------- --------
INDIA -- (Continued)
    SKF India, Ltd............................................   1,755 $ 35,873
    Sobha, Ltd................................................   8,675   43,067
    Sonata Software, Ltd......................................   9,333   22,217
    South Indian Bank, Ltd. (The)............................. 219,423   70,195
    SREI Infrastructure Finance, Ltd..........................  81,613   91,396
    SRF, Ltd..................................................   4,481   98,535
    State Bank of Bikaner & Jaipur............................   5,151   49,631
    State Bank of India.......................................  48,940  168,900
    State Bank of Travancore..................................     150    1,146
    Steel Authority of India, Ltd............................. 181,378  128,327
    Sterlite Power Transmission...............................   5,566    7,458
    Sterlite Technologies, Ltd................................  27,832   36,983
    Strides Shasun, Ltd.......................................   2,205   38,333
    Sun Pharmaceutical Industries, Ltd........................  20,755  257,692
    Sun TV Network, Ltd.......................................  23,688  159,103
    Sundaram Finance, Ltd.....................................   2,119   47,215
    Sundram Fasteners, Ltd....................................  12,376   36,469
    Supreme Industries, Ltd...................................   5,433   76,924
    Supreme Petrochem, Ltd....................................   9,100   25,412
*   Suzlon Energy, Ltd........................................ 333,551   87,570
    Symphony, Ltd.............................................     317   11,394
    Syndicate Bank............................................  67,528   77,826
    TAKE Solutions, Ltd.......................................   8,984   24,662
    Tamil Nadu Newsprint & Papers, Ltd........................   7,086   30,201
    Tata Chemicals, Ltd.......................................  13,903   98,668
    Tata Communications, Ltd..................................   9,103   59,930
    Tata Consultancy Services, Ltd............................   7,539  295,969
    Tata Elxsi, Ltd...........................................   2,397   59,296
    Tata Global Beverages, Ltd................................  99,116  211,401
    Tata Motors, Ltd..........................................  84,533  638,261
    Tata Motors, Ltd. Sponsored ADR...........................   2,004   75,811
    Tata Power Co., Ltd.......................................  85,373   91,930
    Tata Steel, Ltd...........................................  65,816  349,464
    Tech Mahindra, Ltd........................................  51,397  371,679
    Thermax, Ltd..............................................   5,959   77,930
    Torrent Pharmaceuticals, Ltd..............................   5,297  114,555
    Torrent Power, Ltd........................................  17,607   44,631
    Transport Corp. of India, Ltd.............................   7,507   42,295
*   Triveni Engineering & Industries, Ltd.....................  16,704   15,642
    TTK Prestige, Ltd.........................................     207   15,985
    Tube Investments of India, Ltd............................  17,617  145,298
*   TV18 Broadcast, Ltd....................................... 162,424   98,254
    TVS Motor Co., Ltd........................................  26,131  114,479
    UCO Bank..................................................  23,089   15,255
    Ultratech Cement, Ltd.....................................   2,714  150,974
    Unichem Laboratories, Ltd.................................   9,296   39,405
    Union Bank of India.......................................  53,712  102,907
*   Unitech, Ltd.............................................. 644,762   69,732
    United Breweries, Ltd.....................................   4,955   60,360
*   United Spirits, Ltd.......................................   1,729   63,136
    UPL, Ltd..................................................  50,371  473,035
    V-Guard Industries, Ltd...................................     972   23,311
    VA Tech Wabag, Ltd........................................   5,375   46,621

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
INDIA -- (Continued)
    Vakrangee, Ltd.......................................    19,729 $    55,323
    Vardhman Textiles, Ltd...............................     4,494      73,230
    Vedanta, Ltd.........................................   181,988     450,973
    Vedanta, Ltd. ADR....................................     3,300      32,076
    Videocon Industries, Ltd.............................    24,504      38,187
    Vijaya Bank..........................................    78,774      48,920
    Vinati Organics, Ltd.................................     1,095       8,998
    Voltas, Ltd..........................................    19,396     101,854
    WABCO India, Ltd.....................................       144      13,556
    Welspun Corp., Ltd...................................     9,813      12,769
    Welspun India, Ltd...................................    45,750      69,729
*   Whirlpool of India, Ltd..............................     2,149      27,003
    Wipro, Ltd...........................................    20,279     165,503
*   Wockhardt, Ltd.......................................     7,145     108,291
    Yes Bank, Ltd........................................    33,788     616,397
    Zee Entertainment Enterprises, Ltd...................    46,659     348,118
    Zensar Technologies, Ltd.............................     3,695      58,830
                                                                    -----------
TOTAL INDIA..............................................            39,334,322
                                                                    -----------
INDONESIA -- (0.6%)
    Ace Hardware Indonesia Tbk PT........................ 1,006,800      74,654
    Adaro Energy Tbk PT.................................. 2,958,000     236,174
    Adhi Karya Persero Tbk PT............................   486,095     105,466
*   Agung Podomoro Land Tbk PT........................... 1,187,400      26,859
    AKR Corporindo Tbk PT................................   142,700      73,721
    Alam Sutera Realty Tbk PT............................ 3,082,000     123,948
*   Aneka Tambang Persero Tbk PT......................... 2,326,546     141,578
*   Astra Agro Lestari Tbk PT............................   102,300     113,493
    Astra International Tbk PT...........................   699,200     414,003
    Bank Bukopin Tbk.....................................   264,800      12,435
    Bank Central Asia Tbk PT.............................   302,000     333,758
    Bank Danamon Indonesia Tbk PT........................   534,700     143,044
    Bank Mandiri Persero Tbk PT..........................   333,500     258,893
    Bank Negara Indonesia Persero Tbk PT.................   518,300     212,505
*   Bank Pan Indonesia Tbk PT............................   545,500      32,574
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk
      PT................................................. 1,042,800     113,610
*   Bank Permata Tbk PT..................................   239,300      12,550
    Bank Rakyat Indonesia Persero Tbk PT.................   646,100     570,687
    Bank Tabungan Negara Persero Tbk PT.................. 1,284,600     194,238
    Bekasi Fajar Industrial Estate Tbk PT................ 1,149,700      30,279
    Blue Bird Tbk PT.....................................   116,900      35,112
    Bumi Serpong Damai Tbk PT............................ 1,496,600     239,700
    Charoen Pokphand Indonesia Tbk PT....................   656,000     188,413
    Ciputra Development Tbk PT........................... 2,678,312     288,055
    Ciputra Property Tbk PT..............................   705,608      33,435
    Ciputra Surya Tbk PT.................................    68,427      14,661
*   Citra Marga Nusaphala Persada Tbk PT.................    93,375      12,281
    Dharma Satya Nusantara Tbk PT........................   534,500      19,897
*   Eagle High Plantations Tbk PT........................ 2,066,000      37,005
    Elnusa Tbk PT........................................   496,100      20,491
    Gajah Tunggal Tbk PT.................................   151,400      18,706
*   Garuda Indonesia Persero Tbk PT...................... 1,664,100      60,995
    Global Mediacom Tbk PT............................... 1,815,200     143,149

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                              SHARES   VALUE++
                                                             --------- --------
INDONESIA -- (Continued)
    Gudang Garam Tbk PT.....................................    29,700 $153,364
*   Hanson International Tbk PT............................. 1,584,900   93,776
*   Harum Energy Tbk PT.....................................    80,800    7,074
    Holcim Indonesia Tbk PT.................................    99,300    8,389
    Indo Tambangraya Megah Tbk PT...........................   133,100  128,234
    Indocement Tunggal Prakarsa Tbk PT......................   102,100  133,521
    Indofood CBP Sukses Makmur Tbk PT.......................   114,400   75,338
    Indofood Sukses Makmur Tbk PT...........................   943,500  601,749
*   Indosat Tbk PT..........................................    50,400   26,392
    Intiland Development Tbk PT............................. 1,947,500   86,327
    Japfa Comfeed Indonesia Tbk PT.......................... 1,183,200  135,699
    Jasa Marga Persero Tbk PT...............................   147,100   59,964
    Kalbe Farma Tbk PT......................................   445,600   57,152
    Kawasan Industri Jababeka Tbk PT........................ 1,286,480   30,913
*   Krakatau Steel Persero Tbk PT...........................   982,400   44,314
*   Lippo Cikarang Tbk PT...................................   119,200   68,418
    Lippo Karawaci Tbk PT................................... 3,203,000  277,839
    Matahari Department Store Tbk PT........................    60,800   92,792
    Matahari Putra Prima Tbk PT.............................   381,500   50,683
    Mayora Indah Tbk PT.....................................    14,600   44,281
*   Medco Energi Internasional Tbk PT.......................   459,300   59,452
    Media Nusantara Citra Tbk PT............................   521,700   86,025
*   Mitra Adiperkasa Tbk PT.................................   106,100   38,526
*   MNC Investama Tbk PT.................................... 5,085,700   66,101
    Modernland Realty Tbk PT................................ 2,090,900   65,224
    Multipolar Tbk PT....................................... 3,130,100  100,579
*   Nusantara Infrastructure Tbk PT......................... 1,616,300   15,581
    Pakuwon Jati Tbk PT..................................... 3,127,600  155,955
    Pan Brothers Tbk PT.....................................   858,500   32,800
*   Panin Financial Tbk PT.................................. 4,680,600   75,966
    Pembangunan Perumahan Persero Tbk PT....................   218,900   64,674
    Perusahaan Gas Negara Persero Tbk.......................   891,300  224,605
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT...   790,900   85,137
    Ramayana Lestari Sentosa Tbk PT.........................   579,100   53,798
    Salim Ivomas Pratama Tbk PT.............................   864,100   30,532
    Sawit Sumbermas Sarana Tbk PT...........................   207,600   26,568
*   Sekawan Intipratama Tbk PT..............................   253,200      155
    Semen Baturaja Persero Tbk PT...........................   971,200   60,161
    Semen Indonesia Persero Tbk PT..........................   365,700  262,812
    Sentul City Tbk PT...................................... 4,119,800   29,320
    Sri Rejeki Isman Tbk PT................................. 2,325,400   46,960
*   Sugih Energy Tbk PT..................................... 2,199,900   52,045
    Summarecon Agung Tbk PT.................................   993,400  129,144
    Surya Citra Media Tbk PT................................   280,300   67,905
    Surya Semesta Internusa Tbk PT.......................... 1,315,300   70,534
    Tambang Batubara Bukit Asam Persero Tbk PT..............   239,600  181,086
    Telekomunikasi Indonesia Persero Tbk PT.................   288,300   93,845
    Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR...     3,000  198,000
*   Tiga Pilar Sejahtera Food Tbk...........................   494,100   74,280
    Timah Persero Tbk PT.................................... 1,283,200   82,072
    Tiphone Mobile Indonesia Tbk PT.........................   985,400   51,925
    Total Bangun Persada Tbk PT.............................   116,600    7,535
    Tower Bersama Infrastructure Tbk PT.....................   198,600   86,562

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
INDONESIA -- (Continued)
    Unilever Indonesia Tbk PT............................    21,600 $    74,395
    United Tractors Tbk PT...............................   434,500     523,684
*   Vale Indonesia Tbk PT................................   649,900     127,570
*   Visi Media Asia Tbk PT...............................   972,200      22,837
    Waskita Karya Persero Tbk PT.........................   100,723      21,352
    Wijaya Karya Persero Tbk PT..........................   355,200      81,067
*   XL Axiata Tbk PT.....................................   480,500     136,266
                                                                    -----------
TOTAL INDONESIA..........................................            10,175,623
                                                                    -----------
IRELAND -- (0.4%)
*   Bank of Ireland...................................... 2,434,755     503,409
    C&C Group P.L.C......................................    66,385     267,511
    CRH P.L.C............................................     6,006     183,274
#   CRH P.L.C. Sponsored ADR.............................    55,962   1,721,391
*   FBD Holdings P.L.C...................................     1,392       9,620
    Glanbia P.L.C........................................    34,087     656,396
*   Independent News & Media P.L.C.......................   186,318      27,912
    Irish Continental Group P.L.C........................    20,022     105,638
    Kerry Group P.L.C. Class A...........................     8,522     729,183
    Kingspan Group P.L.C.................................    32,657     749,207
    Paddy Power Betfair P.L.C.(BWXC0Z1)..................     2,721     316,177
    Paddy Power Betfair P.L.C.(BWT6H89)..................     3,946     462,833
    Smurfit Kappa Group P.L.C............................    48,447   1,137,685
                                                                    -----------
TOTAL IRELAND............................................             6,870,236
                                                                    -----------
ISRAEL -- (0.5%)
#*  Africa Israel Investments, Ltd.......................     8,961       2,791
    Africa Israel Properties, Ltd........................     1,103      17,831
*   Airport City, Ltd....................................    11,582     123,758
*   Allot Communications, Ltd............................     2,122      10,473
    Alrov Properties and Lodgings, Ltd...................       556      11,890
    Amot Investments, Ltd................................    22,535      94,533
    Azrieli Group, Ltd...................................     2,950     129,816
    Bank Hapoalim BM.....................................    91,563     466,755
*   Bank Leumi Le-Israel BM..............................   150,275     541,493
    Bayside Land Corp....................................       103      38,455
    Bezeq The Israeli Telecommunication Corp., Ltd.......    94,872     188,287
    Big Shopping Centers, Ltd............................       464      28,210
    Blue Square Real Estate, Ltd.........................       847      32,625
*   Cellcom Israel, Ltd..................................    20,241     146,597
*   Clal Insurance Enterprises Holdings, Ltd.............     4,980      53,835
    Delek Automotive Systems, Ltd........................     8,703      75,634
    Delek Group, Ltd.....................................       757     157,724
    Delta-Galil Industries, Ltd..........................     3,504     106,089
    El Al Israel Airlines................................    23,870      17,986
    Elbit Systems, Ltd...................................     1,672     168,739
    First International Bank Of Israel, Ltd..............    12,547     158,204
#   Formula Systems 1985, Ltd............................     2,474      93,708
    Frutarom Industries, Ltd.............................     2,673     134,112
*   Gilat Satellite Networks, Ltd........................     9,794      44,695
#   Harel Insurance Investments & Financial Services,
      Ltd................................................    29,786     109,767
    Hilan, Ltd...........................................       888      13,500

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
ISRAEL -- (Continued)
    IDI Insurance Co., Ltd................................     1,191 $   57,771
    Israel Chemicals, Ltd.................................    69,203    278,717
*   Israel Discount Bank, Ltd. Class A....................   148,658    256,501
*   Jerusalem Oil Exploration.............................     2,618    115,385
*   Kenon Holdings, Ltd...................................     1,592     18,805
    Matrix IT, Ltd........................................     5,033     35,072
    Melisron, Ltd.........................................     3,033    129,616
*   Menora Mivtachim Holdings, Ltd........................     2,994     24,183
#*  Migdal Insurance & Financial Holding, Ltd.............    68,404     41,619
    Mizrahi Tefahot Bank, Ltd.............................    30,504    370,544
    Nice, Ltd.............................................     3,603    247,566
    Nice, Ltd. Sponsored ADR..............................     2,783    191,053
*   Nova Measuring Instruments, Ltd.......................     4,257     48,224
*   Oil Refineries, Ltd...................................   358,013    129,417
*   Partner Communications Co., Ltd.......................    23,778    113,934
    Paz Oil Co., Ltd......................................     1,269    206,819
*   Phoenix Holdings, Ltd. (The)..........................     3,719      9,037
    Rami Levy Chain Stores Hashikma Marketing 2006,
      Ltd.................................................       792     30,804
    Sapiens International Corp. NV........................     4,394     57,305
    Shikun & Binui, Ltd...................................    55,353     97,605
    Shufersal, Ltd........................................    31,362    110,075
    Strauss Group, Ltd....................................     1,894     30,502
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR....    43,337  2,318,529
#*  Tower Semiconductor, Ltd..............................     3,956     53,327
                                                                     ----------
TOTAL ISRAEL..............................................            7,939,917
                                                                     ----------
ITALY -- (1.7%)
    A2A SpA...............................................   217,220    308,571
    ACEA SpA..............................................     9,035    125,773
#   Amplifon SpA..........................................     8,820     88,020
    Anima Holding SpA.....................................    42,512    213,396
    Ansaldo STS SpA.......................................     5,128     60,093
*   Arnoldo Mondadori Editore SpA.........................    29,283     32,955
    Ascopiave SpA.........................................    12,848     40,506
    Assicurazioni Generali SpA............................   164,855  2,171,704
#   Astaldi SpA...........................................    14,038     61,454
    Atlantia SpA..........................................    15,460    386,751
    Autogrill SpA.........................................    20,494    178,416
    Azimut Holding SpA....................................    14,625    230,304
#*  Banca Carige SpA......................................    49,920     18,739
    Banca Generali SpA....................................     7,639    158,139
    Banca IFIS SpA........................................     7,500    171,446
    Banca Mediolanum SpA..................................    45,396    333,122
#*  Banca Monte dei Paschi di Siena SpA...................    51,953     17,971
    Banca Popolare dell'Emilia Romagna SC.................   111,416    458,372
#*  Banca Popolare dell'Etruria e del Lazio SC............    17,542         --
#   Banca Popolare di Milano Scarl........................ 1,114,333    541,599
    Banca Popolare di Sondrio SCARL.......................    94,532    255,770
    Banco Popolare SC.....................................   161,865    456,532
    BasicNet SpA..........................................     6,773     26,237
    Biesse SpA............................................     3,643     51,085
    Brembo SpA............................................     4,117    240,767
#   Brunello Cucinelli SpA................................     3,253     60,720

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
ITALY -- (Continued)
    Buzzi Unicem SpA........................................  13,396 $  268,861
#   Cairo Communication SpA.................................   1,246      5,556
    Cementir Holding SpA....................................  15,517     67,653
    Cerved Information Solutions SpA........................  19,110    160,381
    CIR-Compagnie Industriali Riunite SpA................... 100,957    115,950
#   CNH Industrial NV....................................... 156,507  1,117,683
    Credito Emiliano SpA....................................  22,438    142,430
    Credito Valtellinese SC................................. 264,133    117,303
#   d'Amico International Shipping SA.......................  45,205     16,950
    Danieli & C Officine Meccaniche SpA.....................   3,567     70,355
    Datalogic SpA...........................................   5,165     93,169
    Davide Campari-Milano SpA...............................  42,684    441,040
    De' Longhi SpA..........................................   7,370    184,252
    DeA Capital SpA.........................................  21,871     25,189
    DiaSorin SpA............................................   2,722    171,399
*   Ei Towers SpA...........................................   3,585    193,402
    El.En. SpA..............................................   2,220     37,137
    Enel SpA................................................ 245,978  1,132,131
    Eni SpA................................................. 205,577  3,153,556
    Eni SpA Sponsored ADR...................................     768     23,539
    ERG SpA.................................................  16,245    188,455
    Esprinet SpA............................................  10,197     63,694
    Falck Renewables SpA....................................  39,458     32,995
    Ferrari NV..............................................  10,219    462,627
#   Fiat Chrysler Automobiles NV............................ 102,192    659,250
*   Fincantieri SpA.........................................  93,291     40,735
    FinecoBank Banca Fineco SpA.............................  25,386    151,036
    Geox SpA................................................  27,658     79,597
*   Gruppo Editoriale L'Espresso SpA........................  14,130     12,085
    Hera SpA................................................ 100,064    283,746
    Industria Macchine Automatiche SpA......................   2,516    148,482
    Interpump Group SpA.....................................  17,819    288,643
    Intesa Sanpaolo SpA..................................... 447,783    988,104
    Iren SpA................................................ 102,321    168,170
*   Italcementi SpA.........................................  14,743    174,578
    Italmobiliare SpA.......................................   1,153     49,812
    La Doria SpA............................................   3,268     43,440
*   Leonardo SpA............................................  55,327    632,038
    Luxottica Group SpA.....................................   2,626    127,660
    Luxottica Group SpA Sponsored ADR.......................     341     16,562
#   Maire Tecnimont SpA.....................................  18,339     46,785
    MARR SpA................................................   4,960    104,285
    Mediaset SpA............................................ 178,915    542,187
    Mediobanca SpA..........................................  91,065    638,446
    Moleskine SpA...........................................  23,093     56,042
    Moncler SpA.............................................  16,199    284,288
    Parmalat SpA............................................  83,885    220,635
#   Piaggio & C SpA.........................................  45,106     82,739
    Prysmian SpA............................................  24,109    564,567
    Recordati SpA...........................................  10,740    348,573
    Reply SpA...............................................     615     87,989
*   Retelit SpA.............................................  42,365     31,729
    SAES Getters SpA........................................   2,847     40,386

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
ITALY -- (Continued)
*   Safilo Group SpA.....................................    10,593 $    84,214
#*  Saipem SpA........................................... 1,001,374     438,751
    Salini Impregilo SpA.................................    73,356     222,237
#   Salvatore Ferragamo SpA..............................     5,708     134,561
#   Saras SpA............................................   105,997     182,798
    SAVE SpA.............................................       784      11,132
    Snam SpA.............................................    63,393     366,955
    Societa Cattolica di Assicurazioni SCRL..............    42,198     297,470
    Societa Iniziative Autostradali e Servizi SpA........    23,339     212,411
*   Sogefi SpA...........................................    14,730      25,056
    Tamburi Investment Partners SpA......................     8,397      33,740
*   Telecom Italia SpA................................... 1,172,450   1,001,846
*   Telecom Italia SpA Sponsored ADR.....................     8,643      73,379
    Tenaris SA...........................................    28,100     376,757
    Tenaris SA ADR.......................................     1,289      34,442
    Terna Rete Elettrica Nazionale SpA...................    90,809     494,665
*   Tiscali SpA..........................................   594,547      31,258
#   Tod's SpA............................................     3,175     186,438
#   Trevi Finanziaria Industriale SpA....................    41,634      54,656
#   UniCredit SpA........................................   234,578     575,485
    Unione di Banche Italiane SpA........................   124,106     381,275
    Unipol Gruppo Finanziario SpA........................   112,429     312,189
    UnipolSai SpA........................................   241,830     405,725
    Vittoria Assicurazioni SpA...........................     1,833      18,757
*   Yoox Net-A-Porter Group SpA..........................     7,565     212,042
                                                                    -----------
TOTAL ITALY..............................................            28,054,977
                                                                    -----------
JAPAN -- (16.9%)
    77 Bank, Ltd. (The)..................................    93,000     356,299
    ABC-Mart, Inc........................................     1,300      83,193
    Accordia Golf Co., Ltd...............................    11,000     128,235
    Achilles Corp........................................    36,000      49,482
#*  Acom Co., Ltd........................................     8,900      42,103
    Adastria Co., Ltd....................................     5,800     180,676
    ADEKA Corp...........................................    22,000     291,249
    Aderans Co., Ltd.....................................    12,300      55,877
    Advan Co., Ltd.......................................     4,100      34,428
#   Advantest Corp.......................................    28,000     371,379
    Aeon Co., Ltd........................................    74,124   1,065,101
    Aeon Delight Co., Ltd................................     4,000     121,620
#   Aeon Fantasy Co., Ltd................................     2,400      59,151
    AEON Financial Service Co., Ltd......................     5,900     135,860
    Aeon Hokkaido Corp...................................     8,100      41,011
    Aeon Mall Co., Ltd...................................    10,200     137,036
    Ahresty Corp.........................................     5,200      36,964
#   Ai Holdings Corp.....................................     4,000      98,082
    Aica Kogyo Co., Ltd..................................     8,900     214,957
    Aichi Bank, Ltd. (The)...............................     2,000     100,610
    Aichi Corp...........................................     6,000      47,707
    Aichi Steel Corp.....................................    30,000     149,720
#   Aida Engineering, Ltd................................    10,800      89,925
    Ain Holdings, Inc....................................     2,600     179,023
    Aiphone Co., Ltd.....................................     1,400      25,402

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Air Water, Inc..........................................  32,000 $  544,108
    Airport Facilities Co., Ltd.............................   8,200     43,188
    Aisan Industry Co., Ltd.................................   7,800     55,994
    Aisin Seiki Co., Ltd....................................  31,100  1,421,164
    Aizawa Securities Co., Ltd..............................   7,000     39,355
    Ajinomoto Co., Inc......................................  11,000    280,796
#*  Akebono Brake Industry Co., Ltd.........................  24,300     49,651
    Akita Bank, Ltd. (The)..................................  46,000    149,066
    Alconix Corp............................................   4,900     68,171
    Alfresa Holdings Corp...................................  15,000    328,845
#   Alinco, Inc.............................................   2,600     24,306
#   Alpen Co., Ltd..........................................   4,000     69,139
    Alpine Electronics, Inc.................................  13,300    143,674
    Alps Electric Co., Ltd..................................  30,700    683,791
    Altech Corp.............................................     600     11,310
    Amada Holdings Co., Ltd.................................  57,500    626,647
    Amano Corp..............................................  12,400    200,593
    Amiyaki Tei Co., Ltd....................................   1,600     63,484
#   Amuse, Inc..............................................   4,600     90,496
    ANA Holdings, Inc.......................................  45,000    128,454
    Anest Iwata Corp........................................   4,400     41,246
#   Anicom Holdings, Inc....................................   1,700     45,492
    Anritsu Corp............................................  30,500    177,270
#   AOKI Holdings, Inc......................................  14,900    166,586
    Aomori Bank, Ltd. (The).................................  47,000    147,763
    Aoyama Trading Co., Ltd.................................  11,500    423,488
    Aozora Bank, Ltd........................................ 164,000    601,782
    Arakawa Chemical Industries, Ltd........................   3,500     33,769
    Arata Corp..............................................   2,100     46,644
    Arcland Sakamoto Co., Ltd...............................   7,400     82,161
    Arcs Co., Ltd...........................................   6,200    160,250
#   Ardepro Co., Ltd........................................  36,100     41,915
    Ariake Japan Co., Ltd...................................     700     38,560
    Arisawa Manufacturing Co., Ltd..........................   6,900     37,188
    Artnature, Inc..........................................   4,300     34,625
#   As One Corp.............................................   1,700     70,154
#   Asahi Co., Ltd..........................................   1,400     19,836
#   Asahi Diamond Industrial Co., Ltd.......................  12,600     97,071
    Asahi Glass Co., Ltd....................................  99,000    568,730
    Asahi Group Holdings, Ltd...............................   9,100    308,920
#   Asahi Holdings, Inc.....................................   7,000    119,331
    Asahi Intecc Co., Ltd...................................   4,200    193,111
    Asahi Kasei Corp........................................ 203,000  1,534,379
    Asahi Yukizai Corp......................................   6,000     11,279
    Asanuma Corp............................................  19,000     43,204
    Asatsu-DK, Inc..........................................   7,300    170,440
    Ashikaga Holdings Co., Ltd..............................  24,800     82,699
#*  Asia Growth Capital, Ltd................................  28,600     20,943
    Asia Pile Holdings Corp.................................   5,300     22,219
#   Asics Corp..............................................  17,400    319,311
    ASKA Pharmaceutical Co., Ltd............................   3,700     69,868
    ASKUL Corp..............................................   3,200    110,094
    Astellas Pharma, Inc....................................  15,900    264,921

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
JAPAN -- (Continued)
    Ateam, Inc...............................................  1,500 $   27,939
#   Atom Corp................................................ 11,800     79,392
    Atsugi Co., Ltd.......................................... 54,000     57,458
#   Autobacs Seven Co., Ltd.................................. 11,500    166,632
    Avex Group Holdings, Inc................................. 10,100    118,437
    Awa Bank, Ltd. (The)..................................... 52,000    318,204
    Axial Retailing, Inc.....................................  4,100    136,584
    Azbil Corp............................................... 10,400    313,887
    Bandai Namco Holdings, Inc............................... 17,600    466,511
    Bando Chemical Industries, Ltd........................... 18,000     89,001
    Bank of Iwate, Ltd. (The)................................  4,000    170,679
    Bank of Kyoto, Ltd. (The)................................ 64,000    430,823
#   Bank of Nagoya, Ltd. (The)............................... 41,000    140,509
    Bank of Okinawa, Ltd. (The)..............................  6,000    188,220
    Bank of Saga, Ltd. (The)................................. 44,000    111,289
    Bank of the Ryukyus, Ltd.................................  3,300     36,229
    Belc Co., Ltd............................................  1,900     77,412
    Belluna Co., Ltd......................................... 11,800     76,228
    Benefit One, Inc.........................................  2,700     83,588
    Benesse Holdings, Inc....................................  9,500    229,507
    Bic Camera, Inc.......................................... 21,400    189,872
    Biofermin Pharmaceutical Co., Ltd........................    400     10,972
    BML, Inc.................................................  3,300    158,102
#   BP Castrol KK............................................  2,900     35,417
    Bridgestone Corp......................................... 39,700  1,374,848
    Broadleaf Co., Ltd.......................................  2,700     27,101
    BRONCO BILLY Co., Ltd....................................  2,200     69,539
    Brother Industries, Ltd.................................. 51,500    585,248
    Bunka Shutter Co., Ltd................................... 10,000     81,898
    CAC Holdings Corp........................................  1,600     12,303
    Calbee, Inc..............................................  2,800    122,252
    Calsonic Kansei Corp..................................... 36,000    276,952
    Can Do Co., Ltd..........................................  1,200     20,046
    Canon Electronics, Inc...................................  5,400     81,885
    Canon Marketing Japan, Inc............................... 10,300    177,003
    Canon, Inc............................................... 38,500  1,092,610
    Canon, Inc. Sponsored ADR................................  1,500     42,405
    Capcom Co., Ltd..........................................  8,000    163,160
    Casio Computer Co., Ltd..................................  9,800    139,501
    Cawachi, Ltd.............................................  4,300    100,474
    Central Glass Co., Ltd................................... 49,000    211,341
    Central Japan Railway Co.................................  2,300    427,509
    Central Sports Co., Ltd..................................    500     11,652
    Century Tokyo Leasing Corp............................... 11,000    381,139
    Chiba Bank, Ltd. (The)................................... 50,000    238,997
    Chiba Kogyo Bank, Ltd. (The)............................. 14,200     59,745
    Chiyoda Co., Ltd.........................................  5,000    118,114
    Chiyoda Corp............................................. 40,000    280,547
    Chiyoda Integre Co., Ltd.................................  4,600     93,248
    Chofu Seisakusho Co., Ltd................................  5,600    141,770
    Chori Co., Ltd...........................................  2,100     31,408
    Chubu Electric Power Co., Inc............................ 22,700    333,500
    Chubu Shiryo Co., Ltd....................................  8,300     57,798

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                               SHARES  VALUE++
                                                               ------- --------
JAPAN -- (Continued)
    Chudenko Corp.............................................   8,600 $183,432
#   Chuetsu Pulp & Paper Co., Ltd.............................  31,000   64,850
    Chugai Pharmaceutical Co., Ltd............................   1,900   71,006
#   Chugoku Bank, Ltd. (The)..................................  40,000  450,581
    Chugoku Electric Power Co., Inc. (The)....................   9,600  120,556
#   Chugoku Marine Paints, Ltd................................  18,000  121,503
    Chukyo Bank, Ltd. (The)...................................  43,000   99,814
    Ci:z Holdings Co., Ltd....................................   3,400   83,665
    Citizen Holdings Co., Ltd.................................  66,600  356,741
    CKD Corp..................................................  13,500  125,432
    Clarion Co., Ltd..........................................  45,000  111,224
    Cleanup Corp..............................................   2,900   23,186
#   CMIC Holdings Co., Ltd....................................   3,500   57,779
#*  CMK Corp..................................................  16,400   77,036
    Coca-Cola East Japan Co., Ltd.............................  11,800  227,712
    Coca-Cola West Co., Ltd...................................  14,200  392,365
    Cocokara fine, Inc........................................   2,100   74,360
#   COLOPL, Inc...............................................   6,300   94,171
#   Colowide Co., Ltd.........................................   4,700   87,618
    Computer Engineering & Consulting, Ltd....................   4,200   58,646
    COMSYS Holdings Corp......................................  19,500  324,344
*   Concordia Financial Group, Ltd............................ 101,017  429,387
    CONEXIO Corp..............................................   3,400   50,361
    COOKPAD, Inc..............................................   8,800  123,346
    Cosel Co., Ltd............................................   4,900   55,412
    Cosmo Energy Holdings Co., Ltd............................  12,800  140,980
    Cosmos Pharmaceutical Corp................................     600  125,913
    Create Restaurants Holdings, Inc..........................   7,200   74,317
    Create SD Holdings Co., Ltd...............................   3,000   73,131
    Credit Saison Co., Ltd....................................  26,000  432,958
    Cresco, Ltd...............................................     900   21,054
#   CROOZ, Inc................................................   1,200   22,462
    CTI Engineering Co., Ltd..................................   2,500   22,335
    CyberAgent, Inc...........................................   3,500  197,638
    DA Consortium, Inc........................................   8,900   91,164
    Dai Nippon Printing Co., Ltd..............................  40,000  446,583
#   Dai Nippon Toryo Co., Ltd.................................  28,000   55,258
    Dai-ichi Life Insurance Co., Ltd. (The)...................  36,900  476,767
#   Dai-ichi Seiko Co., Ltd...................................   2,600   26,873
    Daibiru Corp..............................................  12,100  116,561
    Daicel Corp...............................................  34,900  391,382
    Daido Metal Co., Ltd......................................   9,300  104,472
    Daido Steel Co., Ltd......................................  79,000  320,603
    Daidoh, Ltd...............................................   2,500   10,776
    Daifuku Co., Ltd..........................................  11,500  241,639
#   Daihatsu Motor Co., Ltd...................................  28,800  432,541
    Daihen Corp...............................................  25,000  128,293
    Daiho Corp................................................  22,000  121,414
    Daiichi Jitsugyo Co., Ltd.................................  11,000   52,726
#   Daiichi Kigenso Kagaku-Kogyo Co., Ltd.....................   1,000   26,452
    Daiichi Sankyo Co., Ltd...................................  22,100  527,006
    Daiichikosho Co., Ltd.....................................   8,100  369,774
    Daiken Corp...............................................  12,000   40,506

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                               SHARES  VALUE++
                                                               ------- --------
JAPAN -- (Continued)
#   Daiken Medical Co., Ltd...................................   4,500 $ 34,988
    Daikin Industries, Ltd....................................   4,700  407,599
#   Daikoku Denki Co., Ltd....................................   1,900   25,412
    Daikokutenbussan Co., Ltd.................................   1,300   56,543
    Daikyo, Inc...............................................  97,000  170,040
    Daikyonishikawa Corp......................................   6,200   87,974
    Dainichiseika Color & Chemicals Manufacturing Co., Ltd....  20,000   91,750
#   Daio Paper Corp...........................................  19,000  213,806
    Daisan Bank, Ltd. (The)...................................  43,000   74,682
    Daiseki Co., Ltd..........................................   6,600  119,225
#   Daishi Bank, Ltd. (The)...................................  88,000  334,229
    Daishinku Corp............................................  13,000   34,041
    Daito Pharmaceutical Co., Ltd.............................   3,150   71,790
#   Daito Trust Construction Co., Ltd.........................   2,700  453,383
    Daiwa House Industry Co., Ltd.............................  27,800  779,536
    Daiwa Industries, Ltd.....................................   9,300   84,662
    Daiwa Securities Group, Inc............................... 178,000  999,004
    Daiwabo Holdings Co., Ltd.................................  55,000  128,334
    DCM Holdings Co., Ltd.....................................  24,100  206,019
    Dena Co., Ltd.............................................  21,100  539,491
    Denka Co., Ltd............................................ 102,000  442,330
#   Denki Kogyo Co., Ltd......................................  17,000   84,940
    Denso Corp................................................  18,700  724,057
    Dentsu, Inc...............................................   6,200  296,203
    Denyo Co., Ltd............................................   4,400   45,810
    Descente, Ltd.............................................   4,900   54,574
    DIC Corp..................................................  19,200  453,038
    Digital Arts, Inc.........................................   2,100   47,913
#   Digital Garage, Inc.......................................   3,700   70,295
    Dip Corp..................................................   3,500  105,305
    Disco Corp................................................   3,300  338,191
#   DKS Co., Ltd..............................................  14,000   46,348
#   DMG Mori Co., Ltd.........................................  27,500  285,542
    Don Quijote Holdings Co., Ltd.............................   4,500  176,612
    Doshisha Co., Ltd.........................................   2,700   56,481
    Doutor Nichires Holdings Co., Ltd.........................   6,400  122,985
    Dowa Holdings Co., Ltd....................................  69,000  363,727
    DTS Corp..................................................   6,800  134,165
    Duskin Co., Ltd...........................................  12,800  232,699
    Dydo Drinco, Inc..........................................   2,000  104,372
    Eagle Industry Co., Ltd...................................   7,300   92,060
    Earth Chemical Co., Ltd...................................   1,500   71,119
    East Japan Railway Co.....................................   5,300  486,167
    Ebara Corp................................................ 105,000  571,032
    Eco's Co., Ltd............................................   3,200   36,915
#   EDION Corp................................................  24,400  203,648
#   Ehime Bank, Ltd. (The)....................................  43,000  103,526
    Eighteenth Bank, Ltd. (The)...............................  36,000  100,429
    Eiken Chemical Co., Ltd...................................   3,600   83,909
    Eisai Co., Ltd............................................   1,800  105,249
    Eizo Corp.................................................   5,100  139,081
#   Elecom Co., Ltd...........................................   3,400   78,329
    Electric Power Development Co., Ltd.......................   5,000  114,911

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Elematec Corp...........................................   1,500 $   33,328
    EM Systems Co., Ltd.....................................   1,000     12,878
    en-japan, Inc...........................................   3,200     57,618
    Endo Lighting Corp......................................   3,100     29,360
    Enplas Corp.............................................   4,600    129,089
    EPS Holdings, Inc.......................................   9,200    125,388
    ES-Con Japan, Ltd.......................................  15,100     50,765
    ESPEC Corp..............................................   7,400     98,384
    Excel Co., Ltd..........................................   2,600     34,599
    Exedy Corp..............................................   7,900    186,558
    Ezaki Glico Co., Ltd....................................   3,300    197,547
    F@N Communications, Inc.................................   5,300     42,986
    FamilyMart Co., Ltd.....................................   2,900    170,771
#   Fancl Corp..............................................   2,200     36,836
    FANUC Corp..............................................   2,800    468,182
    Fast Retailing Co., Ltd.................................     900    290,436
    FCC Co., Ltd............................................   8,800    171,206
    Ferrotec Corp...........................................  10,100    131,810
    FIDEA Holdings Co., Ltd.................................  40,000     59,418
    Fields Corp.............................................   3,500     45,189
    Financial Products Group Co., Ltd.......................  10,800    107,917
    FINDEX, Inc.............................................   2,000     22,235
    Foster Electric Co., Ltd................................   8,500    163,127
    FP Corp.................................................   5,200    271,506
    France Bed Holdings Co., Ltd............................   5,200     46,644
    FTGroup Co., Ltd........................................   4,100     31,131
#   Fudo Tetra Corp.........................................  62,300    108,837
    Fuji Co., Ltd...........................................   3,900     85,256
    Fuji Corp., Ltd.........................................   7,100     48,118
    Fuji Electric Co., Ltd.................................. 141,000    622,322
    Fuji Heavy Industries, Ltd..............................  17,100    653,302
#   Fuji Kyuko Co., Ltd.....................................   8,000    112,870
    Fuji Machine Manufacturing Co., Ltd.....................  21,900    224,170
    Fuji Media Holdings, Inc................................  11,200    133,543
*   Fuji Oil Co., Ltd.......................................  23,400     71,034
    Fuji Oil Holdings, Inc..................................  11,000    241,266
    Fuji Pharma Co., Ltd....................................   2,000     46,319
    Fuji Seal International, Inc............................   3,500    137,751
#   Fuji Soft, Inc..........................................   5,000    123,953
    Fujibo Holdings, Inc....................................  31,000     91,722
    Fujicco Co., Ltd........................................   1,000     28,792
    FUJIFILM Holdings Corp..................................  12,000    430,541
    Fujikura Kasei Co., Ltd.................................   8,400     49,311
    Fujikura, Ltd...........................................  71,000    399,948
    Fujimi, Inc.............................................   3,500     58,804
    Fujimori Kogyo Co., Ltd.................................   3,700     78,962
#   Fujisash Co., Ltd.......................................  23,300     19,928
#   Fujita Kanko, Inc.......................................  10,000     36,756
    Fujitec Co., Ltd........................................  16,000    153,741
    Fujitsu Frontech, Ltd...................................   3,800     37,343
    Fujitsu General, Ltd....................................  13,000    304,345
    Fujitsu, Ltd............................................ 279,000  1,158,264
    Fukuda Corp.............................................   6,000     66,567

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                               SHARES  VALUE++
                                                               ------- --------
JAPAN -- (Continued)
    Fukuda Denshi Co., Ltd....................................     200 $ 12,182
    Fukui Bank, Ltd. (The)....................................  66,000  173,571
#   Fukuoka Financial Group, Inc.............................. 129,000  492,861
    Fukushima Bank, Ltd. (The)................................  65,000   59,637
    Fukushima Industries Corp.................................   3,500  119,440
#   Fukuyama Transporting Co., Ltd............................  40,000  227,297
#   FULLCAST Holdings Co., Ltd................................   5,100   43,007
    Fumakilla, Ltd............................................   8,000   50,374
#   Funai Electric Co., Ltd...................................   8,500   73,294
    Funai Soken Holdings, Inc.................................   3,680   51,080
#   Furukawa Battery Co., Ltd. (The)..........................   2,000   12,093
    Furukawa Co., Ltd.........................................  86,000  139,732
    Furukawa Electric Co., Ltd................................ 172,000  449,095
    Furuno Electric Co., Ltd..................................   6,700   33,624
    Furusato Industries, Ltd..................................   1,600   22,012
    Fuso Chemical Co., Ltd....................................   5,200   82,261
    Fuso Pharmaceutical Industries, Ltd.......................  17,000   47,049
    Futaba Corp...............................................   8,600  159,262
    Futaba Industrial Co., Ltd................................  19,300   98,532
    Future Corp...............................................   8,600   68,125
    Fuyo General Lease Co., Ltd...............................   4,600  208,753
    G-7 Holdings, Inc.........................................   2,200   26,596
    G-Tekt Corp...............................................   4,900   74,794
    GCA Savvian Corp..........................................   3,200   27,689
    Gecoss Corp...............................................   4,900   44,237
#   Genky Stores, Inc.........................................   1,000   33,735
#   Geo Holdings Corp.........................................   9,000  129,997
    Giken, Ltd................................................   2,700   48,334
    GLOBERIDE, Inc............................................     800   13,224
    Glory, Ltd................................................  12,000  333,007
    GMO internet, Inc.........................................  12,200  157,971
    GMO Payment Gateway, Inc..................................   1,800  103,290
    Godo Steel, Ltd...........................................  36,000   60,410
    Goldcrest Co., Ltd........................................   4,500   70,862
*   Gree, Inc.................................................  27,600  139,403
    GS Yuasa Corp.............................................  89,000  364,157
    Gun-Ei Chemical Industry Co., Ltd.........................   4,000   11,911
#   GungHo Online Entertainment, Inc..........................  45,100  101,739
    Gunma Bank, Ltd. (The)....................................  97,000  391,087
    Gunze, Ltd................................................  44,000  126,468
    Gurunavi, Inc.............................................   3,800  100,174
    H2O Retailing Corp........................................  21,500  282,364
    Hachijuni Bank, Ltd. (The)................................  83,100  388,764
    Hagiwara Electric Co., Ltd................................   1,900   33,730
    Hakuhodo DY Holdings, Inc.................................  11,200  130,717
    Hakuto Co., Ltd...........................................   3,000   27,195
    Hamakyorex Co., Ltd.......................................   4,000   72,759
    Hamamatsu Photonics K.K...................................   4,300  126,241
    Hankyu Hanshin Holdings, Inc..............................  22,400  833,354
    Hanwa Co., Ltd............................................  50,000  267,483
#   Happinet Corp.............................................   4,400   47,845
    Hard Off Corp. Co., Ltd...................................   3,100   34,590
#   Harmonic Drive Systems, Inc...............................   3,600  112,153

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
JAPAN -- (Continued)
    Haseko Corp..........................................  43,700 $  459,237
*   Hayashikane Sangyo Co., Ltd..........................  14,000     11,821
    Hazama Ando Corp.....................................  43,800    269,950
    Heiwa Corp...........................................  13,000    267,084
    Heiwa Real Estate Co., Ltd...........................   8,800    115,595
    Heiwado Co., Ltd.....................................   8,900    172,173
    HI-LEX Corp..........................................   4,000    106,121
    Hibiya Engineering, Ltd..............................   5,400     87,737
    Hiday Hidaka Corp....................................   2,640     65,624
    Hikari Tsushin, Inc..................................   1,100     91,373
    Hino Motors, Ltd.....................................  17,200    179,622
#   Hioki EE Corp........................................   2,000     36,075
    Hirakawa Hewtech Corp................................   3,000     25,661
    Hiramatsu, Inc.......................................   2,600     15,179
    Hirose Electric Co., Ltd.............................   1,100    136,062
    Hiroshima Bank, Ltd. (The)...........................  89,000    322,290
    Hiroshima Gas Co., Ltd...............................   5,000     15,303
#   HIS Co., Ltd.........................................  10,400    277,015
    Hisaka Works, Ltd....................................   5,700     47,841
    Hisamitsu Pharmaceutical Co., Inc....................   2,400    135,699
    Hitachi Capital Corp.................................  15,300    279,407
    Hitachi Chemical Co., Ltd............................  19,400    404,657
    Hitachi Construction Machinery Co., Ltd..............  23,800    387,067
    Hitachi High-Technologies Corp.......................  13,200    449,093
    Hitachi Koki Co., Ltd................................  17,800    119,356
    Hitachi Kokusai Electric, Inc........................  17,000    271,733
    Hitachi Maxell, Ltd..................................   3,700     61,819
    Hitachi Metals, Ltd..................................  35,700    396,905
    Hitachi Transport System, Ltd........................  12,300    239,774
    Hitachi Zosen Corp...................................  44,800    226,919
    Hitachi, Ltd......................................... 498,000  2,275,423
    Hitachi, Ltd. ADR....................................   2,000     91,000
    Hochiki Corp.........................................   4,800     53,477
#   Hodogaya Chemical Co., Ltd...........................  17,000     41,830
    Hogy Medical Co., Ltd................................   2,100    134,944
    Hokkaido Electric Power Co., Inc.....................  30,800    244,315
    Hokkaido Gas Co., Ltd................................   5,000     13,689
    Hokkoku Bank, Ltd. (The).............................  70,000    219,962
    Hokuetsu Bank, Ltd. (The)............................  66,000    136,713
    Hokuetsu Industries Co., Ltd.........................   6,000     35,696
    Hokuetsu Kishu Paper Co., Ltd........................  31,900    225,564
#   Hokuhoku Financial Group, Inc........................ 233,000    299,026
#   Hokuriku Electric Industry Co., Ltd..................  14,000     17,074
    Hokuriku Electric Power Co...........................  13,300    157,763
    Hokuto Corp..........................................   3,000     55,702
    Honda Motor Co., Ltd................................. 104,700  2,836,093
    Honda Motor Co., Ltd. Sponsored ADR..................  10,600    287,472
#   Honeys Co., Ltd......................................   4,900     65,619
#   Hoosiers Holdings....................................  10,700     57,684
    Horiba, Ltd..........................................   7,400    346,278
    Hoshizaki Corp.......................................   1,700    153,833
#   Hosiden Corp.........................................  14,100     86,259
    Hosokawa Micron Corp.................................  10,000     52,849

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    House Foods Group, Inc..................................  13,200 $  323,333
    Hoya Corp...............................................   7,500    266,106
    Hulic Co., Ltd..........................................   9,100     94,392
    Hyakugo Bank, Ltd. (The)................................  71,000    273,030
    Hyakujushi Bank, Ltd. (The).............................  57,000    190,493
    I K K, Inc..............................................   2,500     13,846
    I-Net Corp..............................................   1,100     11,669
    Ibiden Co., Ltd.........................................  29,400    375,315
    IBJ Leasing Co., Ltd....................................   6,700    121,657
    Ichibanya Co., Ltd......................................     398     13,304
    Ichigo, Inc.............................................  22,000     96,077
#   Ichikoh Industries, Ltd.................................   4,000     11,634
    Ichinen Holdings Co., Ltd...............................   4,900     44,966
    Ichiyoshi Securities Co., Ltd...........................   8,600     66,637
    Icom, Inc...............................................   2,700     55,842
    Idec Corp...............................................   3,600     33,376
#   Idemitsu Kosan Co., Ltd.................................  15,300    299,551
#   IDOM, Inc...............................................  12,300     62,282
    Ihara Chemical Industry Co., Ltd........................   5,900     62,140
    IHI Corp................................................ 304,000    845,877
    Iida Group Holdings Co., Ltd............................   8,800    174,221
    Iino Kaiun Kaisha, Ltd..................................  24,000     86,779
    Imasen Electric Industrial..............................   3,800     34,172
    Inaba Denki Sangyo Co., Ltd.............................   6,300    228,142
#   Inaba Seisakusho Co., Ltd...............................   1,000     12,230
    Inabata & Co., Ltd......................................  10,800    107,814
    Inageya Co., Ltd........................................   1,000     13,719
    Ines Corp...............................................   1,800     19,134
    Infocom Corp............................................   3,800     51,721
#   Infomart Corp...........................................   6,700     72,381
    Information Services International-Dentsu, Ltd..........   4,900     95,540
    Inpex Corp..............................................  88,200    701,174
    Intage Holdings, Inc....................................   2,600     41,542
    Internet Initiative Japan, Inc..........................   8,100    170,910
    Inui Global Logistics Co., Ltd..........................   5,100     46,529
    Iriso Electronics Co., Ltd..............................   2,300    134,437
    Iseki & Co., Ltd........................................  46,000    100,145
    Isetan Mitsukoshi Holdings, Ltd.........................  50,400    495,231
*   Ishihara Sangyo Kaisha, Ltd.............................  91,000     59,000
#   Istyle, Inc.............................................   5,200     46,520
    Isuzu Motors, Ltd.......................................  87,000  1,126,226
    Ito En, Ltd.............................................  11,100    409,562
    ITOCHU Corp.............................................  63,100    715,418
    Itochu Enex Co., Ltd....................................  16,500    141,469
    Itochu Techno-Solutions Corp............................   6,100    146,471
    Itochu-Shokuhin Co., Ltd................................   1,200     48,702
*   Itoham Yonekyu Holdings, Inc............................  18,000    185,302
    Itoki Corp..............................................   9,300     52,688
    IwaiCosmo Holdings, Inc.................................   4,100     35,910
    Iwasaki Electric Co., Ltd...............................  17,000     25,249
    Iwatani Corp............................................  52,000    302,081
    Iyo Bank, Ltd. (The)....................................  53,900    347,384
    Izumi Co., Ltd..........................................   5,200    225,536

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                               SHARES  VALUE++
                                                               ------- --------
JAPAN -- (Continued)
    J Front Retailing Co., Ltd................................  47,900 $552,731
    J Trust Co., Ltd..........................................  20,300  153,268
#   J-Oil Mills, Inc..........................................  24,000   81,104
    Jaccs Co., Ltd............................................  37,000  171,424
    Jafco Co., Ltd............................................   9,400  246,216
    Jalux, Inc................................................   1,700   28,510
#   Jamco Corp................................................   3,900   77,432
#*  Janome Sewing Machine Co., Ltd............................   7,000   40,079
#   Japan Airport Terminal Co., Ltd...........................   2,600  114,535
    Japan Asia Group, Ltd.....................................   2,300    8,724
    Japan Aviation Electronics Industry, Ltd..................  16,000  235,332
    Japan Cash Machine Co., Ltd...............................   3,500   35,822
    Japan Digital Laboratory Co., Ltd.........................   7,000   96,520
#*  Japan Display, Inc........................................ 100,700  180,762
#   Japan Drilling Co., Ltd...................................   2,700   56,794
    Japan Exchange Group, Inc.................................  19,600  276,226
    Japan Foundation Engineering Co., Ltd.....................   8,700   31,565
    Japan Lifeline Co., Ltd...................................   1,300   45,708
    Japan Material Co., Ltd...................................   1,300   45,946
    Japan Petroleum Exploration Co., Ltd......................   5,500  114,807
    Japan Pulp & Paper Co., Ltd...............................  19,000   67,692
#   Japan Radio Co., Ltd......................................  18,000   50,790
    Japan Securities Finance Co., Ltd.........................  22,200   89,783
    Japan Steel Works, Ltd. (The).............................  64,000  286,303
    Japan Tobacco, Inc........................................  16,500  643,495
    Japan Wool Textile Co., Ltd. (The)........................  16,100  112,499
    JCU Corp..................................................   1,900   61,653
    Jeol, Ltd.................................................  32,000  128,247
    JFE Holdings, Inc.........................................  52,300  681,622
    JGC Corp..................................................  30,000  439,190
    Jimoto Holdings, Inc......................................  39,700   60,912
#   Jin Co., Ltd..............................................   1,900   78,825
    Joshin Denki Co., Ltd.....................................   2,000   16,797
    Joyful Honda Co., Ltd.....................................   3,300   82,828
    Joyo Bank, Ltd. (The)..................................... 107,000  418,112
#   JP-Holdings, Inc..........................................  15,500   45,426
    JSP Corp..................................................   4,700  108,557
    JSR Corp..................................................  27,900  381,086
    JTEKT Corp................................................  44,700  624,368
    Juki Corp.................................................  12,700  108,921
    Juroku Bank, Ltd. (The)...................................  88,000  250,922
    Justsystems Corp..........................................   6,400   54,976
#   JVC Kenwood Corp..........................................  44,800  103,063
    JX Holdings, Inc.......................................... 155,900  590,685
    K&O Energy Group, Inc.....................................   3,100   44,212
#   K's Holdings Corp.........................................  16,200  299,439
    kabu.com Securities Co., Ltd..............................  37,400  124,539
*   Kadokawa Dwango...........................................   9,500  128,032
    Kaga Electronics Co., Ltd.................................   4,400   54,409
    Kajima Corp...............................................  32,000  236,538
#   Kakaku.com, Inc...........................................   9,000  186,720
    Kaken Pharmaceutical Co., Ltd.............................   3,400  224,830
    Kameda Seika Co., Ltd.....................................   1,100   60,612

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Kamei Corp..............................................   6,600 $   53,845
    Kamigumi Co., Ltd.......................................  42,000    377,971
    Kanagawa Chuo Kotsu Co., Ltd............................   5,000     30,136
    Kanamoto Co., Ltd.......................................   7,800    162,586
    Kandenko Co., Ltd.......................................  29,000    284,237
    Kaneka Corp.............................................  76,000    572,356
    Kaneko Seeds Co., Ltd...................................   3,200     48,064
    Kanematsu Corp.......................................... 106,000    173,438
    Kanematsu Electronics, Ltd..............................   2,400     45,337
*   Kansai Electric Power Co., Inc. (The)...................  23,000    214,004
    Kansai Paint Co., Ltd...................................   7,000    146,592
#   Kansai Super Market, Ltd................................   3,900     38,270
    Kansai Urban Banking Corp...............................   7,800     80,282
#   Kanto Denka Kogyo Co., Ltd..............................  14,000    151,250
    Kao Corp................................................   7,700    414,670
#   Kappa Create Co., Ltd...................................   5,000     59,899
    Kasai Kogyo Co., Ltd....................................   8,900     88,070
    Katakura Industries Co., Ltd............................   7,600     90,238
    Kato Sangyo Co., Ltd....................................   3,500     84,430
#   Kato Works Co., Ltd.....................................   8,000     34,379
    KAWADA TECHNOLOGIES, Inc................................   1,200     42,176
    Kawai Musical Instruments Manufacturing Co., Ltd........   2,200     41,491
    Kawasaki Heavy Industries, Ltd.......................... 214,000    629,562
#   Kawasaki Kisen Kaisha, Ltd.............................. 211,740    519,732
    Kawasumi Laboratories, Inc..............................   1,300      7,537
    KDDI Corp...............................................  41,100  1,261,240
    Keihan Holdings Co., Ltd................................  48,000    345,140
    Keihanshin Building Co., Ltd............................  11,100     55,374
    Keihin Corp.............................................  12,600    197,324
    Keikyu Corp.............................................  16,000    162,097
    Keio Corp...............................................  17,000    158,177
    Keisei Electric Railway Co., Ltd........................  18,000    235,973
#   Keiyo Bank, Ltd. (The)..................................  68,000    289,834
    Keiyo Co., Ltd..........................................  10,800     56,331
    Kenedix, Inc............................................  46,500    187,241
#   Kenko Mayonnaise Co., Ltd...............................   2,100     62,442
    Kewpie Corp.............................................   8,800    270,964
    Key Coffee, Inc.........................................   2,900     55,729
    Keyence Corp............................................     500    352,687
#   KFC Holdings Japan, Ltd.................................   2,800     50,969
    Kikkoman Corp...........................................   3,000    106,522
    Kinden Corp.............................................  27,600    333,137
*   Kintetsu Department Store Co., Ltd......................   8,000     27,053
    Kintetsu Group Holdings Co., Ltd........................  57,000    246,246
    Kintetsu World Express, Inc.............................   9,200    127,829
    Kinugawa Rubber Industrial Co., Ltd.....................  11,000     83,301
    Kirin Holdings Co., Ltd.................................  29,000    497,705
    Kissei Pharmaceutical Co., Ltd..........................   4,700    107,047
    Kita-Nippon Bank, Ltd. (The)............................   1,500     42,911
    Kitagawa Iron Works Co., Ltd............................  32,000     54,624
#   Kito Corp...............................................   5,100     42,666
    Kitz Corp...............................................  22,900    122,634
    Kiyo Bank, Ltd. (The)...................................  19,900    289,541

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                               SHARES  VALUE++
                                                               ------- --------
JAPAN -- (Continued)
#*  KLab, Inc.................................................  16,600 $ 98,276
*   KNT-CT Holdings Co., Ltd..................................  33,000   44,845
    Koa Corp..................................................  11,700   96,959
    Kobayashi Pharmaceutical Co., Ltd.........................   2,400  113,270
#   Kobe Bussan Co., Ltd......................................   2,400   47,830
    Kobe Steel, Ltd........................................... 653,000  565,094
    Kohnan Shoji Co., Ltd.....................................   2,200   45,072
    Koito Manufacturing Co., Ltd..............................   4,000  197,508
#   Kokusai Co., Ltd..........................................   1,000    8,286
    Kokuyo Co., Ltd...........................................  19,600  288,083
    Komatsu Seiren Co., Ltd...................................   7,300   48,594
    Komatsu Wall Industry Co., Ltd............................   2,000   31,808
    Komatsu, Ltd..............................................  47,200  917,179
#   Komehyo Co., Ltd..........................................   3,200   32,765
    Komeri Co., Ltd...........................................   9,100  204,817
    Komori Corp...............................................  14,300  159,747
    Konaka Co., Ltd...........................................   2,500   12,347
    Konami Holdings Corp......................................  10,500  407,102
    Konica Minolta, Inc.......................................  73,400  589,887
    Konishi Co., Ltd..........................................   5,600   73,353
    Konoike Transport Co., Ltd................................   6,300   72,884
    Kose Corp.................................................   1,300  119,716
    Koshidaka Holdings Co., Ltd...............................   1,200   24,096
    Kotobuki Spirits Co., Ltd.................................   3,900  118,143
    Kourakuen Holdings Corp...................................     900   13,552
    Krosaki Harima Corp.......................................  16,000   38,724
    KRS Corp..................................................   1,900   45,157
    Kubota Corp...............................................  18,000  260,769
    Kubota Corp. Sponsored ADR................................   1,000   72,865
    Kumagai Gumi Co., Ltd.....................................  84,000  279,598
    Kumiai Chemical Industry Co., Ltd.........................   7,200   43,291
    Kura Corp.................................................   2,600  137,152
    Kurabo Industries, Ltd....................................  50,000   93,753
    Kuraray Co., Ltd..........................................  64,700  815,999
    Kureha Corp...............................................  38,000  158,135
    Kurimoto, Ltd.............................................  44,000   71,365
    Kurita Water Industries, Ltd..............................  16,900  374,593
    Kuriyama Holdings Corp....................................   3,200   37,558
#   Kuroda Electric Co., Ltd..................................  10,400  190,397
#   Kusuri No Aoki Co., Ltd...................................   1,500   77,338
    KYB Corp..................................................  46,000  163,461
#   Kyocera Corp..............................................  10,500  497,445
    Kyocera Corp. Sponsored ADR...............................   1,500   70,620
    Kyodo Printing Co., Ltd...................................   5,000   16,043
    Kyoei Steel, Ltd..........................................   6,900  133,936
    Kyokuto Kaihatsu Kogyo Co., Ltd...........................   6,800   69,972
    Kyokuto Securities Co., Ltd...............................   8,200   99,404
#   Kyokuyo Co., Ltd..........................................  35,000   90,569
    KYORIN Holdings, Inc......................................   8,000  171,125
#   Kyoritsu Maintenance Co., Ltd.............................   2,260  165,346
    Kyowa Exeo Corp...........................................  19,800  257,585
    Kyowa Hakko Kirin Co., Ltd................................   9,000  157,246
    Kyowa Leather Cloth Co., Ltd..............................   3,500   27,954

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
#   Kyudenko Corp...........................................   9,000 $  316,382
    Kyushu Electric Power Co., Inc..........................  16,200    151,779
    Kyushu Financial Group, Inc.............................  61,299    338,662
    LAC Co., Ltd............................................   2,900     27,012
#*  Laox Co., Ltd...........................................   5,200     34,648
#   Lasertec Corp...........................................   4,400     61,603
    Lawson, Inc.............................................   2,200    169,396
    LEC, Inc................................................   1,300     23,166
    Leopalace21 Corp........................................  51,300    367,594
#   Life Corp...............................................   2,600     76,365
    Lintec Corp.............................................  11,900    251,921
    Lion Corp...............................................  17,000    257,803
    LIXIL Group Corp........................................  34,000    632,362
#   M3, Inc.................................................   6,200    198,394
    Mabuchi Motor Co., Ltd..................................   4,300    194,714
    Macnica Fuji Electronics Holdings, Inc..................   8,799     85,257
    Maeda Corp..............................................  30,000    272,503
    Maeda Kosen Co., Ltd....................................   4,900     52,718
    Maeda Road Construction Co., Ltd........................  13,000    246,122
    Makino Milling Machine Co., Ltd.........................  26,000    146,006
    Makita Corp.............................................   2,900    204,031
    Makita Corp. Sponsored ADR..............................     300     21,000
    Mandom Corp.............................................   2,000     88,197
#   Mani, Inc...............................................   3,400     69,128
    Mars Engineering Corp...................................     700     14,345
    Marubeni Corp........................................... 167,100    776,861
    Marubun Corp............................................   2,000     11,611
    Marudai Food Co., Ltd...................................  28,000    134,202
    Maruha Nichiro Corp.....................................  10,300    261,208
    Marui Group Co., Ltd....................................  26,100    376,406
    Maruichi Steel Tube, Ltd................................   6,900    254,917
    Marusan Securities Co., Ltd.............................   7,700     63,748
    Maruwa Co., Ltd.........................................   2,000     75,394
#   Marvelous, Inc..........................................   4,500     34,549
    Matsuda Sangyo Co., Ltd.................................   4,300     55,670
    Matsui Construction Co., Ltd............................   6,100     77,267
    Matsui Securities Co., Ltd..............................  12,100    106,007
    Matsumotokiyoshi Holdings Co., Ltd......................   3,400    149,928
#   Matsuya Co., Ltd........................................  10,500     79,642
    Matsuya Foods Co., Ltd..................................   1,300     36,292
    Max Co., Ltd............................................   8,000    102,339
    Mazda Motor Corp........................................ 101,800  1,488,827
#   McDonald's Holdings Co. Japan, Ltd......................   2,800     85,844
    MCJ Co., Ltd............................................   2,900     16,908
#   MEC Co., Ltd............................................   2,200     19,339
#   Medical System Network Co., Ltd.........................   8,000     42,395
    Medipal Holdings Corp...................................  19,700    322,374
#   Megachips Corp..........................................   4,800     58,183
    Megmilk Snow Brand Co., Ltd.............................   6,100    211,259
    Meidensha Corp..........................................  52,000    177,917
    MEIJI Holdings Co., Ltd.................................   3,400    354,471
*   Meiko Electronics Co., Ltd..............................  10,000     34,756
    Meiko Network Japan Co., Ltd............................   7,300     78,005

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Meisei Industrial Co., Ltd..............................  10,200 $   49,014
    Meitec Corp.............................................   4,300    143,131
    Melco Holdings, Inc.....................................   3,000     85,432
#   METAWATER Co., Ltd......................................   2,100     65,480
#   Michinoku Bank, Ltd. (The)..............................  32,000     60,241
    Micronics Japan Co., Ltd................................  13,700    121,011
    Mie Bank, Ltd. (The)....................................  18,000     35,953
    Mie Kotsu Group Holdings, Inc...........................  12,900     47,045
    Milbon Co., Ltd.........................................     900     38,788
    MIMAKI ENGINEERING Co., Ltd.............................   6,000     25,773
    Mimasu Semiconductor Industry Co., Ltd..................   3,900     40,169
    Minato Bank, Ltd. (The).................................  68,000    116,210
    Minebea Co., Ltd........................................  55,000    436,169
#   Ministop Co., Ltd.......................................   5,400     90,685
    Miraca Holdings, Inc....................................   8,100    373,085
    Mirait Holdings Corp....................................  16,500    175,719
    Miroku Jyoho Service Co., Ltd...........................   4,600     60,912
#   Misawa Homes Co., Ltd...................................  10,300     75,577
    MISUMI Group, Inc.......................................  16,500    303,054
    Mito Securities Co., Ltd................................  14,300     33,302
    Mitsuba Corp............................................   9,000    106,350
    Mitsubishi Chemical Holdings Corp....................... 293,600  1,585,880
    Mitsubishi Corp.........................................  49,900    858,513
    Mitsubishi Electric Corp................................ 112,000  1,305,747
    Mitsubishi Estate Co., Ltd..............................  15,000    278,964
    Mitsubishi Gas Chemical Co., Inc........................  79,000    450,081
    Mitsubishi Heavy Industries, Ltd........................ 324,000  1,377,325
    Mitsubishi Kakoki Kaisha, Ltd...........................  13,000     24,710
#   Mitsubishi Logistics Corp...............................  24,000    334,168
    Mitsubishi Materials Corp............................... 303,000    796,266
    Mitsubishi Motors Corp.................................. 122,900    572,900
    Mitsubishi Nichiyu Forklift Co., Ltd....................  11,800     63,418
*   Mitsubishi Paper Mills, Ltd.............................  73,000     51,110
#   Mitsubishi Pencil Co., Ltd..............................   2,900    141,387
    Mitsubishi Research Institute, Inc......................   1,000     30,989
    Mitsubishi Shokuhin Co., Ltd............................   2,700     74,727
    Mitsubishi Steel Manufacturing Co., Ltd.................  39,000     65,142
    Mitsubishi Tanabe Pharma Corp...........................  12,100    225,874
    Mitsubishi UFJ Financial Group, Inc..................... 399,900  2,021,704
    Mitsubishi UFJ Financial Group, Inc. Sponsored ADR......  47,200    240,720
    Mitsubishi UFJ Lease & Finance Co., Ltd................. 148,000    595,495
    Mitsuboshi Belting, Ltd.................................  12,000    101,113
    Mitsui & Co., Ltd.......................................  52,600    616,254
    Mitsui & Co., Ltd. Sponsored ADR........................     400     93,608
    Mitsui Chemicals, Inc................................... 166,000    702,150
#   Mitsui Engineering & Shipbuilding Co., Ltd.............. 186,000    270,508
    Mitsui Fudosan Co., Ltd.................................  24,000    519,497
#   Mitsui High-Tec, Inc....................................   9,600     66,578
    Mitsui Matsushima Co., Ltd..............................  38,000     36,592
#   Mitsui Mining & Smelting Co., Ltd....................... 161,000    305,552
    Mitsui OSK Lines, Ltd................................... 245,000    521,800
    Mitsui Sugar Co., Ltd...................................  16,000     79,740
    Mitsui-Soko Holdings Co., Ltd...........................  30,000     79,199

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
JAPAN -- (Continued)
#*  Mitsumi Electric Co., Ltd.............................    24,000 $  120,040
    Miyaji Engineering Group, Inc.........................    17,000     24,774
    Miyazaki Bank, Ltd. (The).............................    38,000    110,119
    Mizuho Financial Group, Inc........................... 1,246,300  1,999,471
    Mizuno Corp...........................................    29,000    151,690
#   Mochida Pharmaceutical Co., Ltd.......................     1,700    129,626
    Modec, Inc............................................     7,400    115,391
#   Monex Group, Inc......................................    65,000    159,848
    MONEY SQUARE HOLDINGS, Inc............................     3,400     29,454
#   Monogatari Corp. (The)................................       300     15,684
#   MonotaRO Co., Ltd.....................................     6,200    180,247
#   MORESCO Corp..........................................     1,600     18,953
    Morinaga & Co., Ltd...................................    36,000    237,440
    Morinaga Milk Industry Co., Ltd.......................    45,000    334,054
    Morita Holdings Corp..................................     8,000    109,697
#   Morito Co., Ltd.......................................     2,100     16,108
    MS&AD Insurance Group Holdings, Inc...................    18,300    527,255
    MTI, Ltd..............................................     3,500     23,316
    Mugen Estate Co., Ltd.................................     4,400     38,077
    Murata Manufacturing Co., Ltd.........................     5,924    723,330
    Musashi Seimitsu Industry Co., Ltd....................     6,200    127,455
    Musashino Bank, Ltd. (The)............................     8,100    202,746
    Nabtesco Corp.........................................    15,500    416,939
    Nachi-Fujikoshi Corp..................................    50,000    162,751
    Nagase & Co., Ltd.....................................    25,500    296,763
    Nagawa Co., Ltd.......................................     1,400     48,038
    Nagoya Railroad Co., Ltd..............................    61,000    342,673
    Nakanishi, Inc........................................     3,300    113,892
    Nakano Corp...........................................     6,200     25,717
*   Nakayama Steel Works, Ltd.............................    36,000     18,813
    Namura Shipbuilding Co., Ltd..........................    14,100     79,624
    Nankai Electric Railway Co., Ltd......................    40,000    221,471
#   Nanto Bank, Ltd. (The)................................    67,000    262,776
    Natori Co., Ltd.......................................       800     11,961
    NEC Capital Solutions, Ltd............................     2,400     35,649
    NEC Corp..............................................   423,000  1,155,156
    NEC Networks & System Integration Corp................     6,400    117,566
    NET One Systems Co., Ltd..............................    27,100    183,495
    Neturen Co., Ltd......................................     7,400     57,156
    Nexon Co., Ltd........................................     7,200    106,739
#   Next Co., Ltd.........................................     7,800     75,152
    NGK Insulators, Ltd...................................    15,000    358,110
#   NGK Spark Plug Co., Ltd...............................    38,700    631,572
    NH Foods, Ltd.........................................    24,000    583,637
    NHK Spring Co., Ltd...................................    53,800    470,181
    Nichi-iko Pharmaceutical Co., Ltd.....................     9,300    200,225
    Nichias Corp..........................................    22,000    177,841
    Nichiban Co., Ltd.....................................     8,000     58,539
    Nichicon Corp.........................................    16,100    118,950
    Nichiha Corp..........................................     6,800    131,589
#   Nichii Gakkan Co., Ltd................................     6,900     48,678
    Nichirei Corp.........................................    50,000    477,110
    Nichireki Co., Ltd....................................     7,000     48,206

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                               SHARES  VALUE++
                                                               ------- --------
JAPAN -- (Continued)
    Nidec Corp................................................   3,300 $299,445
#   Nifco, Inc................................................   7,700  432,443
    Nihon Chouzai Co., Ltd....................................   1,700   73,814
#   Nihon Dempa Kogyo Co., Ltd................................   5,400   45,095
    Nihon House Holdings Co., Ltd.............................  14,000   47,862
    Nihon Kohden Corp.........................................   8,300  229,836
    Nihon M&A Center, Inc.....................................   3,600  220,690
#   Nihon Nohyaku Co., Ltd....................................  11,400   61,708
    Nihon Parkerizing Co., Ltd................................  16,600  199,806
#   Nihon Plast Co., Ltd......................................   4,100   33,002
    Nihon Tokushu Toryo Co., Ltd..............................   3,500   35,960
#   Nihon Unisys, Ltd.........................................  14,900  203,099
    Nihon Yamamura Glass Co., Ltd.............................  27,000   42,579
    Nikkiso Co., Ltd..........................................  15,900  111,300
    Nikkon Holdings Co., Ltd..................................  15,300  305,442
    Nikon Corp................................................  25,400  358,922
#   Nintendo Co., Ltd.........................................   1,100  228,324
    Nippo Corp................................................  13,000  238,976
    Nippon Beet Sugar Manufacturing Co., Ltd..................  48,000   89,038
#   Nippon Carbide Industries Co., Inc........................  20,000   28,480
#   Nippon Carbon Co., Ltd....................................  31,000   58,140
#   Nippon Ceramic Co., Ltd...................................   3,000   59,499
    Nippon Chemi-Con Corp.....................................  38,000   55,598
    Nippon Chemiphar Co., Ltd.................................   9,000   40,692
    Nippon Coke & Engineering Co., Ltd........................  28,100   18,189
    Nippon Commercial Development Co., Ltd....................   2,400   35,409
#   Nippon Concrete Industries Co., Ltd.......................  12,300   44,672
    Nippon Denko Co., Ltd.....................................  38,000   62,554
    Nippon Densetsu Kogyo Co., Ltd............................   7,700  153,971
    Nippon Electric Glass Co., Ltd............................  71,000  322,317
    Nippon Express Co., Ltd...................................  66,000  332,933
    Nippon Flour Mills Co., Ltd...............................  31,000  226,170
    Nippon Gas Co., Ltd.......................................   9,400  223,243
    Nippon Hume Corp..........................................   7,200   45,144
    Nippon Kanzai Co., Ltd....................................   2,200   36,587
#   Nippon Kayaku Co., Ltd....................................  28,000  289,621
    Nippon Koei Co., Ltd......................................  22,000   70,230
    Nippon Light Metal Holdings Co., Ltd...................... 136,100  308,962
    Nippon Paint Holdings Co., Ltd............................   5,600  152,987
#   Nippon Paper Industries Co., Ltd..........................  23,700  431,217
#   Nippon Parking Development Co., Ltd.......................  53,200   64,011
    Nippon Pillar Packing Co., Ltd............................   4,700   48,885
    Nippon Piston Ring Co., Ltd...............................   1,400   19,931
    Nippon Road Co., Ltd. (The)...............................  20,000   81,941
    Nippon Seiki Co., Ltd.....................................  10,000  165,690
#*  Nippon Sharyo, Ltd........................................  27,000   73,015
*   Nippon Sheet Glass Co., Ltd...............................  87,000   63,683
    Nippon Shinyaku Co., Ltd..................................   2,000  109,630
    Nippon Shokubai Co., Ltd..................................   5,400  339,629
    Nippon Signal Co., Ltd....................................  13,500  128,787
#   Nippon Soda Co., Ltd......................................  36,000  157,937
    Nippon Steel & Sumikin Bussan Corp........................  40,000  136,890
    Nippon Steel & Sumitomo Metal Corp........................  49,580  932,083

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Nippon Suisan Kaisha, Ltd...............................  61,700 $  306,270
    Nippon Synthetic Chemical Industry Co., Ltd. (The)......  17,000    105,711
    Nippon Telegraph & Telephone Corp.......................   9,300    441,934
    Nippon Telegraph & Telephone Corp. ADR..................   1,800     85,374
    Nippon Thompson Co., Ltd................................  24,000     78,593
    Nippon Valqua Industries, Ltd...........................  24,000     62,520
    Nippon Yakin Kogyo Co., Ltd.............................  27,300     35,492
    Nippon Yusen K.K........................................ 359,000    635,338
#   Nipro Corp..............................................  32,300    400,862
    Nishi-Nippon City Bank, Ltd. (The)...................... 189,000    365,856
    Nishi-Nippon Railroad Co., Ltd..........................  57,000    297,164
#   Nishimatsu Construction Co., Ltd........................  69,000    342,100
    Nishimatsuya Chain Co., Ltd.............................   2,400     34,227
    Nishio Rent All Co., Ltd................................   3,900     94,444
    Nissan Chemical Industries, Ltd.........................   7,400    236,409
    Nissan Motor Co., Ltd................................... 257,500  2,494,781
    Nissan Shatai Co., Ltd..................................  15,100    150,683
    Nissei ASB Machine Co., Ltd.............................   2,600     46,991
    Nissei Build Kogyo Co., Ltd.............................  16,000     87,877
    Nissei Plastic Industrial Co., Ltd......................   1,200      7,926
#   Nissha Printing Co., Ltd................................   6,600    130,648
    Nisshin Oillio Group, Ltd. (The)........................  37,000    175,008
    Nisshin Seifun Group, Inc...............................  23,600    389,576
    Nisshin Steel Co., Ltd..................................  25,700    318,664
    Nisshinbo Holdings, Inc.................................  33,900    315,494
    Nissin Corp.............................................  17,000     51,240
    Nissin Electric Co., Ltd................................   8,900    153,038
    Nissin Foods Holdings Co., Ltd..........................   2,300    130,572
    Nissin Kogyo Co., Ltd...................................   9,600    142,209
    Nissin Sugar Co., Ltd...................................   3,300     44,471
    Nitori Holdings Co., Ltd................................   2,000    248,745
    Nitta Corp..............................................   4,800    119,415
    Nittetsu Mining Co., Ltd................................  16,000     55,218
    Nitto Boseki Co., Ltd...................................  34,000    123,236
    Nitto Denko Corp........................................  10,400    697,017
    Nitto FC Co., Ltd.......................................   1,800     14,574
    Nitto Kogyo Corp........................................   8,300    113,664
    Nitto Kohki Co., Ltd....................................   1,200     27,871
    Nittoc Construction Co., Ltd............................  10,600     47,076
    Nittoku Engineering Co., Ltd............................   4,200     51,839
    Noevir Holdings Co., Ltd................................   1,700     51,829
    NOF Corp................................................  28,000    241,525
    Nohmi Bosai, Ltd........................................   3,900     58,515
    Nojima Corp.............................................   7,200    125,423
    NOK Corp................................................  25,600    486,780
    Nomura Co., Ltd.........................................   4,800     71,860
    Nomura Holdings, Inc.................................... 170,100    765,647
    Nomura Holdings, Inc. Sponsored ADR.....................  10,300     46,041
    Nomura Real Estate Holdings, Inc........................  26,800    462,197
    Nomura Research Institute, Ltd..........................   2,530     89,235
    Noritake Co., Ltd.......................................  24,000     55,728
    Noritsu Koki Co., Ltd...................................   5,700     38,506
    Noritz Corp.............................................   7,800    152,586

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    North Pacific Bank, Ltd.................................  88,900 $  290,209
    NS Solutions Corp.......................................   7,100    134,043
    NS United Kaiun Kaisha, Ltd.............................  26,000     34,275
    NSD Co., Ltd............................................   2,870     47,514
    NSK, Ltd................................................  70,200    590,486
    NTN Corp................................................ 114,000    366,522
    NTT Data Corp...........................................   3,100    153,832
    NTT DOCOMO, Inc.........................................  61,000  1,657,025
    NTT DOCOMO, Inc. Sponsored ADR..........................   1,100     30,041
    NTT Urban Development Corp..............................  11,200    119,365
#   Nuflare Technology, Inc.................................   1,000     47,921
    OAK Capital Corp........................................  26,300     38,727
    Obara Group, Inc........................................   4,300    177,042
    Obayashi Corp...........................................  31,100    340,133
    Obayashi Road Corp......................................   7,000     49,611
    Obic Co., Ltd...........................................   1,700     98,961
    Odakyu Electric Railway Co., Ltd........................  16,000    189,424
    Odelic Co., Ltd.........................................     500     18,450
    Oenon Holdings, Inc.....................................  16,000     32,600
    Ogaki Kyoritsu Bank, Ltd. (The).........................  78,000    256,682
    Ohsho Food Service Corp.................................   2,000     76,407
    Oiles Corp..............................................   3,400     60,660
    Oita Bank, Ltd. (The)...................................  20,000     64,656
    Oji Holdings Corp....................................... 129,000    537,974
    Okabe Co., Ltd..........................................   9,300     72,251
    Okamoto Industries, Inc.................................   9,000     92,643
    Okamura Corp............................................  10,400    107,403
    Okasan Securities Group, Inc............................  44,000    221,308
    Oki Electric Industry Co., Ltd.......................... 227,000    308,594
#   Okinawa Cellular Telephone Co...........................     400     12,369
    Okinawa Electric Power Co., Inc. (The)..................   5,625    113,270
#   OKK Corp................................................  24,000     23,909
    OKUMA Corp..............................................  29,000    220,608
    Okumura Corp............................................  42,000    247,955
    Okuwa Co., Ltd..........................................   4,000     40,998
    Olympus Corp............................................   8,700    300,218
    Omron Corp..............................................  12,500    414,532
    Ono Pharmaceutical Co., Ltd.............................   2,500     89,920
    Onoken Co., Ltd.........................................   4,100     49,895
    Onward Holdings Co., Ltd................................  34,000    234,467
    Open House Co., Ltd.....................................   5,400    153,340
    OPT Holding, Inc........................................   4,300     32,191
    Optex Co., Ltd..........................................   1,900     43,930
    Oracle Corp. Japan......................................   1,700    103,421
    Organo Corp.............................................   8,000     31,277
*   Orient Corp.............................................  42,100     78,713
    Oriental Land Co., Ltd..................................   2,600    164,436
    ORIX Corp............................................... 116,400  1,633,507
    Osaka Gas Co., Ltd......................................  54,000    217,935
    Osaka Soda Co., Ltd.....................................  22,000     94,252
    Osaka Steel Co., Ltd....................................   3,400     62,422
#   OSAKA Titanium Technologies Co., Ltd....................   2,800     35,599
    Osaki Electric Co., Ltd.................................   8,000     64,371

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
#   OSG Corp................................................  18,300 $  304,866
#   OSJB Holdings Corp......................................  37,300     74,884
    Otsuka Corp.............................................   3,400    174,186
    Otsuka Holdings Co., Ltd................................   9,100    432,613
#   Otsuka Kagu, Ltd........................................   3,100     33,813
    Outsourcing, Inc........................................   2,200     82,547
    Oyo Corp................................................   7,600     85,615
    Pacific Industrial Co., Ltd.............................  13,100    147,317
#*  Pacific Metals Co., Ltd.................................  39,000    105,559
    Pack Corp. (The)........................................   2,500     68,952
#   Pal Co., Ltd............................................   4,100     96,328
    PALTAC Corp.............................................   9,600    189,260
    PanaHome Corp...........................................  18,000    141,918
    Panasonic Corp.......................................... 162,700  1,564,634
    Panasonic Corp. Sponsored ADR...........................   5,200     49,972
    Paramount Bed Holdings Co., Ltd.........................   4,200    159,490
    Parco Co., Ltd..........................................   6,200     51,998
    Park24 Co., Ltd.........................................   5,900    199,823
    Pasco Corp..............................................   8,000     26,262
#   Pasona Group, Inc.......................................   5,800     37,832
    PC Depot Corp...........................................   5,500     72,614
    Penta-Ocean Construction Co., Ltd.......................  67,200    408,601
#   Pigeon Corp.............................................   8,400    210,124
    Pilot Corp..............................................   3,700    161,156
    Piolax, Inc.............................................   3,100    157,056
*   Pioneer Corp............................................  92,300    167,799
    Plenus Co., Ltd.........................................   5,500     98,005
    Pocket Card Co., Ltd....................................   5,700     30,054
    Pola Orbis Holdings, Inc................................   1,800    177,189
    Poletowin Pitcrew Holdings, Inc.........................   6,000     46,427
    Press Kogyo Co., Ltd....................................  24,300     89,488
    Pressance Corp..........................................   1,600     71,132
#   Prestige International, Inc.............................   4,500     67,912
    Prima Meat Packers, Ltd.................................  43,000    136,824
    Pronexus, Inc...........................................   4,200     44,385
    Proto Corp..............................................   3,200     36,331
    PS Mitsubishi Construction Co., Ltd.....................   6,500     24,570
    Qol Co., Ltd............................................   2,400     34,402
    Raito Kogyo Co., Ltd....................................  12,400    145,422
    Rakuten, Inc............................................  17,700    200,304
#   Raysum Co., Ltd.........................................   4,600     32,898
    Relo Group, Inc.........................................   1,300    202,852
    Rengo Co., Ltd..........................................  48,000    315,108
    Resona Holdings, Inc.................................... 239,400    954,916
#   Resorttrust, Inc........................................   6,900    156,146
    Rheon Automatic Machinery Co., Ltd......................   6,000     36,866
    Ricoh Co., Ltd..........................................  76,400    674,771
    Ricoh Leasing Co., Ltd..................................   5,000    128,253
    Right On Co., Ltd.......................................   5,000     55,941
    Riken Corp..............................................  23,000     79,541
    Riken Keiki Co., Ltd....................................   2,900     33,114
#   Riken Technos Corp......................................  12,200     53,747
    Riken Vitamin Co., Ltd..................................   1,300     61,126

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Ringer Hut Co., Ltd........................................  1,900 $ 43,662
    Rinnai Corp................................................    800   78,335
    Rion Co., Ltd..............................................  1,800   25,179
    Riso Kagaku Corp...........................................  6,100   87,880
    Rock Field Co., Ltd........................................  3,400   49,895
    Rohm Co., Ltd..............................................  7,100  302,112
    Rohto Pharmaceutical Co., Ltd.............................. 15,200  262,383
    Rokko Butter Co., Ltd......................................  3,100   70,020
    Roland DG Corp.............................................  4,400   91,498
    Round One Corp............................................. 24,900  168,332
    Royal Holdings Co., Ltd....................................  4,700   87,966
    Ryobi, Ltd................................................. 34,000  161,164
    Ryoden Corp................................................  7,000   43,992
    Ryohin Keikaku Co., Ltd....................................    700  155,408
    Ryosan Co., Ltd............................................  8,100  249,700
#   Ryoyo Electro Corp.........................................  7,300   88,814
#   S Foods, Inc...............................................  2,900   77,982
#   Sac's Bar Holdings, Inc....................................  7,200   76,730
    Saibu Gas Co., Ltd......................................... 56,000  139,822
    Saizeriya Co., Ltd.........................................  6,000  133,868
    Sakai Chemical Industry Co., Ltd........................... 21,000   57,232
    Sakai Moving Service Co., Ltd..............................  2,200   53,531
    Sakata INX Corp............................................  7,400   94,174
#   Sakata Seed Corp...........................................  4,300  105,866
#   SAMTY Co., Ltd.............................................  4,800   47,887
    San-A Co., Ltd.............................................  2,200  109,852
    San-Ai Oil Co., Ltd........................................ 18,000  120,851
    San-In Godo Bank, Ltd. (The)............................... 20,000  153,643
#   Sanden Holdings Corp....................................... 33,000   94,674
    Sanei Architecture Planning Co., Ltd.......................  3,700   39,752
    Sangetsu Co., Ltd..........................................  9,300  180,755
    Sanken Electric Co., Ltd................................... 33,000  116,131
    Sanki Engineering Co., Ltd................................. 12,500  108,522
    Sankyo Co., Ltd............................................  7,200  262,150
#   Sankyo Tateyama, Inc.......................................  8,200  124,750
    Sankyu, Inc................................................ 58,000  328,923
    Sanoh Industrial Co., Ltd..................................  4,100   22,702
#   Sanrio Co., Ltd............................................  6,000  106,465
    Sanshin Electronics Co., Ltd...............................  7,300   64,367
    Santen Pharmaceutical Co., Ltd.............................  6,000   99,773
    Sanwa Holdings Corp........................................ 48,200  501,149
    Sanyo Chemical Industries, Ltd............................. 16,000  138,935
    Sanyo Denki Co., Ltd....................................... 12,000   56,587
    Sanyo Electric Railway Co., Ltd............................ 16,000   78,302
    Sanyo Housing Nagoya Co., Ltd..............................  1,400   12,905
#   Sanyo Shokai, Ltd.......................................... 39,000   72,203
    Sanyo Special Steel Co., Ltd............................... 32,000  170,800
    Sanyo Trading Co., Ltd.....................................    800    9,942
    Sapporo Holdings, Ltd...................................... 15,800  443,014
    Sato Holdings Corp.........................................  5,300  121,440
    Sato Restaurant Systems Co., Ltd...........................  1,500   11,977
    Satori Electric Co., Ltd...................................  6,800   44,852
    Sawada Holdings Co., Ltd...................................  3,800   36,675

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                               SHARES  VALUE++
                                                               ------- --------
JAPAN -- (Continued)
    Sawai Pharmaceutical Co., Ltd.............................   4,400 $349,150
    Saxa Holdings, Inc........................................  17,000   32,633
    SBI Holdings, Inc.........................................  52,600  569,616
    SBS Holdings, Inc.........................................   4,700   32,460
    SCREEN Holdings Co., Ltd..................................  37,000  438,292
    Scroll Corp...............................................   9,700   35,748
    SCSK Corp.................................................   2,800  116,803
    Secom Co., Ltd............................................   3,700  278,723
    Sega Sammy Holdings, Inc..................................  28,300  309,890
    Seibu Holdings, Inc.......................................   5,700   99,956
    Seika Corp................................................  21,000   51,471
    Seikagaku Corp............................................   8,400  136,745
    Seikitokyu Kogyo Co., Ltd.................................  10,000   50,356
    Seiko Epson Corp..........................................  38,000  668,592
    Seiko Holdings Corp.......................................  37,000  121,222
    Seino Holdings Co., Ltd...................................  37,600  382,914
    Seiren Co., Ltd...........................................   9,600   93,433
    Sekisui Chemical Co., Ltd.................................  50,500  734,460
    Sekisui House, Ltd........................................  44,800  746,425
    Sekisui Jushi Corp........................................   9,000  146,766
    Sekisui Plastics Co., Ltd.................................  15,000   49,119
    Senko Co., Ltd............................................  24,000  150,362
    Senshu Ikeda Holdings, Inc................................  61,200  265,781
#   Senshukai Co., Ltd........................................   7,500   51,765
    Septeni Holdings Co., Ltd.................................   2,900   91,945
    Seria Co., Ltd............................................   1,500  122,236
    Seven & I Holdings Co., Ltd...............................  15,200  631,151
    Seven Bank, Ltd...........................................  36,700  125,374
    SFP Dining Co., Ltd.......................................   2,500   34,724
#*  Sharp Corp................................................ 158,000  141,114
    Shibuya Corp..............................................   5,700  103,115
    Shiga Bank, Ltd. (The)....................................  61,000  290,405
#   Shikoku Bank, Ltd. (The)..................................  57,000  124,120
    Shikoku Chemicals Corp....................................  10,000   91,193
    Shikoku Electric Power Co., Inc...........................  13,700  143,084
#   Shima Seiki Manufacturing, Ltd............................   6,400  125,825
    Shimachu Co., Ltd.........................................  11,700  262,731
    Shimadzu Corp.............................................  12,000  173,673
    Shimamura Co., Ltd........................................   2,400  350,142
    Shimano, Inc..............................................   2,700  422,255
    Shimizu Corp..............................................  22,000  224,235
    Shin-Etsu Chemical Co., Ltd...............................  13,400  914,403
    Shin-Etsu Polymer Co., Ltd................................  15,700  100,029
    Shindengen Electric Manufacturing Co., Ltd................  28,000  105,076
*   Shinkawa, Ltd.............................................   6,900   34,848
    Shinko Electric Industries Co., Ltd.......................  23,200  126,978
    Shinko Plantech Co., Ltd..................................   7,300   52,838
    Shinko Shoji Co., Ltd.....................................   5,100   51,810
    Shinmaywa Industries, Ltd.................................  23,000  152,466
    Shinnihon Corp............................................   8,500   75,880
    Shinoken Group Co., Ltd...................................   2,700   58,624
#   Shinsei Bank, Ltd......................................... 294,000  441,048
    Shinwa Co., Ltd...........................................   1,400   21,769

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Shionogi & Co., Ltd.....................................   5,800 $  300,833
    Ship Healthcare Holdings, Inc...........................   8,400    254,072
    Shiseido Co., Ltd.......................................  12,400    347,408
    Shizuoka Bank, Ltd. (The)...............................  39,000    289,413
    Shizuoka Gas Co., Ltd...................................  16,300    122,598
#   Shochiku Co., Ltd.......................................  11,000    125,941
    Shoei Co., Ltd..........................................   3,000     49,662
    Shoei Foods Corp........................................   1,800     23,412
    Showa Corp..............................................  13,000     75,190
    Showa Denko KK..........................................  37,800    385,260
    Showa Sangyo Co., Ltd...................................  24,000    115,026
    Showa Shell Sekiyu K.K..................................  15,500    139,012
    Siix Corp...............................................   4,100    150,962
    Sinfonia Technology Co., Ltd............................  44,000     77,885
    Sinko Industries, Ltd...................................   5,800     66,901
    Sintokogio, Ltd.........................................  12,500     98,441
    SKY Perfect JSAT Holdings, Inc..........................  38,600    170,121
    Skylark Co., Ltd........................................  13,400    178,507
    SMC Corp................................................     600    156,888
    SMK Corp................................................  15,000     50,248
    SMS Co., Ltd............................................   3,800     89,739
    SNT Corp................................................   5,100     26,555
    Sodick Co., Ltd.........................................  11,200     87,626
    SoftBank Group Corp.....................................  26,000  1,431,155
    Softbank Technology Corp................................   2,200     46,047
    Sogo Medical Co., Ltd...................................   3,200    122,438
    Sohgo Security Services Co., Ltd........................   2,600    128,396
    Sojitz Corp............................................. 222,300    535,608
    Sompo Japan Nipponkoa Holdings, Inc.....................  17,800    574,928
    Sony Corp...............................................  68,600  2,251,924
#   Sony Corp. Sponsored ADR................................   9,300    310,713
    Sony Financial Holdings, Inc............................  11,600    145,317
    Sotetsu Holdings, Inc...................................  28,000    152,826
#   Sparx Group Co., Ltd....................................  14,500     25,773
    Square Enix Holdings Co., Ltd...........................   4,200    130,927
    SRA Holdings............................................   1,600     34,290
    Srg Takamiya Co., Ltd...................................   4,600     19,485
    St Marc Holdings Co., Ltd...............................   5,500    165,482
    Stanley Electric Co., Ltd...............................  24,800    601,224
#   Star Micronics Co., Ltd.................................   8,600    101,137
    Start Today Co., Ltd....................................   5,000    238,275
    Starts Corp., Inc.......................................   6,500    130,164
    Starzen Co., Ltd........................................   2,300     92,069
    Stella Chemifa Corp.....................................   2,400     86,238
    Studio Alice Co., Ltd...................................   2,500     55,980
    Sugi Holdings Co., Ltd..................................   2,500    125,250
#   Sumco Corp..............................................  47,800    355,031
#   Sumida Corp.............................................   5,900     50,444
    Suminoe Textile Co., Ltd................................  15,000     27,342
    Sumitomo Bakelite Co., Ltd..............................  46,000    220,752
    Sumitomo Chemical Co., Ltd.............................. 223,000    986,991
    Sumitomo Corp...........................................  42,300    443,691
#   Sumitomo Dainippon Pharma Co., Ltd......................  10,000    186,916

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Sumitomo Densetsu Co., Ltd..............................   6,400 $   71,931
    Sumitomo Electric Industries, Ltd.......................  76,900  1,059,443
    Sumitomo Forestry Co., Ltd..............................  31,700    446,476
    Sumitomo Heavy Industries, Ltd.......................... 116,000    550,355
    Sumitomo Metal Mining Co., Ltd..........................  53,000    637,053
    Sumitomo Mitsui Construction Co., Ltd................... 240,600    218,851
    Sumitomo Mitsui Financial Group, Inc....................  67,100  2,127,024
    Sumitomo Mitsui Trust Holdings, Inc..................... 123,000    408,755
    Sumitomo Osaka Cement Co., Ltd..........................  81,000    386,575
    Sumitomo Precision Products Co., Ltd....................   1,000      3,192
    Sumitomo Real Estate Sales Co., Ltd.....................   5,200    111,183
    Sumitomo Realty & Development Co., Ltd..................   8,000    206,994
    Sumitomo Riko Co., Ltd..................................  13,100    117,114
    Sumitomo Rubber Industries, Ltd.........................  48,500    684,562
#   Sumitomo Seika Chemicals Co., Ltd.......................  12,000     72,245
    Sumitomo Warehouse Co., Ltd. (The)......................  34,000    178,502
#   Sun Corp................................................   3,300     22,261
    Sun Frontier Fudousan Co., Ltd..........................   6,100     60,124
    Sundrug Co., Ltd........................................   1,900    164,818
    Suntory Beverage & Food, Ltd............................   3,500    152,174
    Suruga Bank, Ltd........................................  14,900    339,740
    Suzuken Co., Ltd........................................  14,570    464,696
    Suzuki Motor Corp.......................................  24,300    744,171
#*  SWCC Showa Holdings Co., Ltd............................  80,000     49,788
    Sysmex Corp.............................................   2,500    173,179
    Systena Corp............................................   2,600     42,887
    T Hasegawa Co., Ltd.....................................   5,500     99,482
    T RAD Co., Ltd..........................................   5,000      9,588
    T&D Holdings, Inc.......................................  41,500    423,217
    T-Gaia Corp.............................................   4,000     61,247
#   Tabuchi Electric Co., Ltd...............................   8,700     30,234
    Tachi-S Co., Ltd........................................   6,400    110,001
    Tachibana Eletech Co., Ltd..............................   1,080     12,073
#   Tadano, Ltd.............................................  32,000    308,750
    Taihei Dengyo Kaisha, Ltd...............................  10,000    102,316
    Taiheiyo Cement Corp.................................... 282,000    805,939
    Taiho Kogyo Co., Ltd....................................   4,000     42,867
    Taikisha, Ltd...........................................   5,600    150,841
#   Taiko Pharmaceutical Co., Ltd...........................     700     11,264
    Taisei Corp.............................................  53,000    476,643
    Taisho Pharmaceutical Holdings Co., Ltd.................   1,800    197,090
    Taiyo Holdings Co., Ltd.................................   5,000    169,504
    Taiyo Nippon Sanso Corp.................................  33,900    326,301
    Taiyo Yuden Co., Ltd....................................  32,200    286,422
    Takamatsu Construction Group Co., Ltd...................   3,400     82,109
    Takaoka Toko Co., Ltd...................................   3,000     52,424
    Takara Holdings, Inc....................................  25,200    224,155
    Takara Leben Co., Ltd...................................  18,800    146,962
    Takara Printing Co., Ltd................................   1,000     13,990
    Takara Standard Co., Ltd................................  21,000    201,865
    Takasago International Corp.............................   3,400     82,325
    Takasago Thermal Engineering Co., Ltd...................  10,100    132,770
    Takashimaya Co., Ltd....................................  57,000    431,854

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                               SHARES  VALUE++
                                                               ------- --------
JAPAN -- (Continued)
#*  Takata Corp...............................................   8,300 $ 33,300
    Takeda Pharmaceutical Co., Ltd............................   9,900  441,127
    Takeei Corp...............................................   9,800   83,718
#   Takeuchi Manufacturing Co., Ltd...........................  10,500  139,373
    Takiron Co., Ltd..........................................  15,000   73,113
    Takuma Co., Ltd...........................................  11,000   95,365
#   Tamron Co., Ltd...........................................   4,200   60,979
    Tamura Corp...............................................  30,000   91,684
    Tanseisha Co., Ltd........................................   2,550   19,702
#   TASAKI & Co., Ltd.........................................   3,100   37,518
    Tatsuta Electric Wire and Cable Co., Ltd..................  12,300   39,886
    Tayca Corp................................................   6,000   30,575
    TDK Corp..................................................  14,800  908,073
    TDK Corp. Sponsored ADR...................................   1,200   75,528
    TechnoPro Holdings, Inc...................................   3,900  133,308
#   Teijin, Ltd............................................... 209,000  786,076
    Teikoku Electric Manufacturing Co., Ltd...................   5,100   39,943
    Teikoku Sen-I Co., Ltd....................................   4,500   60,946
#   Tekken Corp...............................................  33,000  121,220
    Temp Holdings Co., Ltd....................................   9,300  150,934
    Tenma Corp................................................   4,000   71,579
    Terumo Corp...............................................   8,200  351,737
    THK Co., Ltd..............................................  20,000  395,152
    TIS, Inc..................................................  14,400  371,793
    TKC Corp..................................................   2,900   82,103
    Toa Corp.(6894434)........................................   8,700   84,738
    Toa Corp.(6894508)........................................  44,000   75,978
    TOA ROAD Corp.............................................  15,000   40,667
#   Toagosei Co., Ltd.........................................  31,400  314,540
    Tobishima Corp............................................  39,700   72,517
    Tobu Railway Co., Ltd.....................................  29,000  156,367
    TOC Co., Ltd..............................................   2,600   21,994
    Tocalo Co., Ltd...........................................   5,600  110,693
    Tochigi Bank, Ltd. (The)..................................   6,000   24,620
    Toda Corp.................................................  51,000  255,636
#   Toda Kogyo Corp...........................................  14,000   39,361
    Toei Animation Co., Ltd...................................   1,300   65,085
    Toei Co., Ltd.............................................  13,000  117,294
    Toenec Corp...............................................   8,000   46,568
    Toho Bank, Ltd. (The).....................................  52,000  194,937
    Toho Co., Ltd.............................................   2,800   81,461
    Toho Gas Co., Ltd.........................................  34,000  299,212
#   Toho Holdings Co., Ltd....................................   9,200  206,451
#   Toho Titanium Co., Ltd....................................  10,800   67,829
    Toho Zinc Co., Ltd........................................  38,000  128,040
    Tohoku Electric Power Co., Inc............................  14,700  188,853
    Tokai Carbon Co., Ltd.....................................  50,000  128,840
    Tokai Corp................................................   2,300   78,266
#   TOKAI Holdings Corp.......................................  23,800  155,512
    Tokai Rika Co., Ltd.......................................  14,000  265,722
    Tokai Tokyo Financial Holdings, Inc.......................  56,500  261,846
    Token Corp................................................   1,300  108,691
    Tokio Marine Holdings, Inc................................  23,400  905,749

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Tokio Marine Holdings, Inc. ADR.........................   1,600 $   61,920
    Tokushu Tokai Paper Co., Ltd............................  32,000    114,004
#*  Tokuyama Corp...........................................  20,000     61,691
    Tokyo Broadcasting System Holdings, Inc.................   8,500    120,428
    Tokyo Dome Corp.........................................  18,000    161,009
*   Tokyo Electric Power Co. Holdings, Inc..................  52,100    204,350
    Tokyo Electron, Ltd.....................................   4,500    386,615
    Tokyo Energy & Systems, Inc.............................   8,000     91,070
    Tokyo Gas Co., Ltd......................................  75,000    319,268
    Tokyo Individualized Educational Institute, Inc.........   6,100     36,819
    Tokyo Keiki, Inc........................................  14,000     22,941
    Tokyo Ohka Kogyo Co., Ltd...............................  11,200    331,884
#   Tokyo Rope Manufacturing Co., Ltd.......................  56,000     91,684
    Tokyo Seimitsu Co., Ltd.................................   7,300    171,531
    Tokyo Steel Manufacturing Co., Ltd......................  28,300    199,883
    Tokyo Tatemono Co., Ltd.................................  36,500    454,478
    Tokyo Tekko Co., Ltd....................................   3,000     11,045
    Tokyo TY Financial Group, Inc...........................   8,300    216,946
    Tokyotokeiba Co., Ltd...................................  43,000     97,295
#   Tokyu Construction Co., Ltd.............................  18,800    196,731
    Tokyu Corp..............................................  26,000    213,679
    Tokyu Fudosan Holdings Corp.............................  85,600    506,502
    Tomoku Co., Ltd.........................................  12,000     35,733
    TOMONY Holdings, Inc....................................  49,500    185,539
#   Tomy Co., Ltd...........................................  17,100    153,929
    Tonami Holdings Co., Ltd................................   3,000      8,020
    TonenGeneral Sekiyu K.K.................................  19,000    171,650
#   Topcon Corp.............................................  30,900    295,566
    Toppan Forms Co., Ltd...................................  15,200    167,732
    Toppan Printing Co., Ltd................................  39,000    343,980
    Topre Corp..............................................   9,100    207,721
    Topy Industries, Ltd....................................  52,000    115,315
    Toray Industries, Inc...................................  64,000    583,033
    Toridoll.corp...........................................   3,200     93,321
    Torii Pharmaceutical Co., Ltd...........................   4,600    101,653
    Torishima Pump Manufacturing Co., Ltd...................   5,200     56,920
    Tosei Corp..............................................   7,300     57,595
*   Toshiba Corp............................................ 425,000  1,099,056
    Toshiba Machine Co., Ltd................................  40,000    134,474
#   Toshiba Plant Systems & Services Corp...................   7,400    130,708
*   Toshiba TEC Corp........................................  45,000    155,567
    Tosho Co., Ltd..........................................   1,800     79,217
#   Tosho Printing Co., Ltd.................................  10,000     48,463
    Tosoh Corp.............................................. 152,000    771,221
    Totetsu Kogyo Co., Ltd..................................   4,200    132,861
    TOTO, Ltd...............................................   5,499    235,657
    Tow Co., Ltd............................................   2,200     13,075
    Towa Bank, Ltd. (The)................................... 102,000     89,967
    Towa Corp...............................................   4,500     49,101
    Towa Pharmaceutical Co., Ltd............................   2,900    157,941
    Toyo Construction Co., Ltd..............................  23,600    120,859
    Toyo Corp...............................................   5,700     59,962
    Toyo Denki Seizo K.K....................................   6,000     17,748

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Toyo Engineering Corp...................................  32,000 $  103,021
    Toyo Ink SC Holdings Co., Ltd...........................  47,000    203,402
    Toyo Kanetsu K.K........................................  29,000     59,443
    Toyo Kohan Co., Ltd.....................................  18,100     44,382
    Toyo Securities Co., Ltd................................  18,000     33,567
    Toyo Seikan Group Holdings, Ltd.........................  25,600    498,747
    Toyo Suisan Kaisha, Ltd.................................   5,400    239,831
    Toyo Tanso Co., Ltd.....................................   3,800     56,420
    Toyo Tire & Rubber Co., Ltd.............................  24,600    246,347
    Toyo Wharf & Warehouse Co., Ltd.........................   8,000     11,364
    Toyobo Co., Ltd......................................... 226,000    426,685
    Toyoda Gosei Co., Ltd...................................  17,200    373,635
    Toyota Boshoku Corp.....................................  12,000    274,384
    Toyota Industries Corp..................................   6,500    291,755
    Toyota Motor Corp....................................... 148,800  8,337,977
    Toyota Motor Corp. Sponsored ADR........................  10,100  1,127,160
    Toyota Tsusho Corp......................................  35,000    772,731
    TPR Co., Ltd............................................   5,500    116,617
    Trancom Co., Ltd........................................   1,100     70,853
    Transcosmos, Inc........................................   3,300     94,428
    Trend Micro, Inc........................................   3,800    137,976
    Trusco Nakayama Corp....................................   3,300    165,148
    TS Tech Co., Ltd........................................  13,200    300,559
    TSI Holdings Co., Ltd...................................  23,700    136,772
    Tsubakimoto Chain Co....................................  38,000    258,177
#   Tsugami Corp............................................  19,000     80,985
    Tsukishima Kikai Co., Ltd...............................   7,400     76,999
    Tsukuba Bank, Ltd.......................................  18,400     57,129
    Tsukui Corp.............................................   5,100     80,534
    Tsumura & Co............................................  12,300    347,122
    Tsuruha Holdings, Inc...................................   1,700    193,312
    Tsurumi Manufacturing Co., Ltd..........................   3,100     46,183
    TV Asahi Holdings Corp..................................   6,200    101,720
    Tv Tokyo Holdings Corp..................................   4,800    102,106
#   Tyo, Inc................................................  18,000     28,986
#   U-Shin, Ltd.............................................   6,000     37,909
#   UACJ Corp...............................................  81,000    199,217
    Ube Industries, Ltd..................................... 277,000    482,933
    UKC Holdings Corp.......................................   4,400     69,221
    Ulvac, Inc..............................................   9,700    300,535
    Unicharm Corp...........................................  12,900    265,245
#   Union Tool Co...........................................   1,000     28,699
#   Unipres Corp............................................  11,000    179,184
    United Arrows, Ltd......................................   3,600    100,336
    United Super Markets Holdings, Inc......................   8,700     83,962
*   Unitika, Ltd............................................ 137,000     82,743
*   Universal Entertainment Corp............................   5,400    139,148
    Unizo Holdings Co., Ltd.................................   4,000    142,719
    UNY Group Holdings Co., Ltd.............................  29,600    239,635
*   Usen Corp...............................................  10,900     34,131
    Ushio, Inc..............................................  28,600    353,226
    USS Co., Ltd............................................  10,000    169,617
#*  UT Group Co., Ltd.......................................   7,800     34,575

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    V Technology Co., Ltd......................................  1,300 $169,044
    Valor Holdings Co., Ltd.................................... 11,000  301,177
#   Vital KSK Holdings, Inc.................................... 10,600   99,927
    VT Holdings Co., Ltd....................................... 25,000  132,181
    Wacoal Holdings Corp....................................... 32,000  349,779
#   Wacom Co., Ltd............................................. 36,800  149,783
    Wakachiku Construction Co., Ltd............................ 38,000   60,380
    Wakita & Co., Ltd..........................................  8,800   59,284
    Warabeya Nichiyo Co., Ltd..................................  4,800  101,070
#   WATAMI Co., Ltd............................................  5,500   57,465
    WDB Holdings Co., Ltd......................................  1,400   10,945
#   Welcia Holdings Co., Ltd...................................  1,200   79,176
#   Wellnet Corp...............................................  2,400   41,761
    West Holdings Corp.........................................  4,600   30,168
    West Japan Railway Co......................................  2,900  179,386
    WIN-Partners Co., Ltd......................................    800   11,891
#   World Holdings Co., Ltd....................................  2,100   31,859
    Wowow, Inc.................................................  2,200   59,404
    Xebio Holdings Co., Ltd....................................  6,800   97,958
    Yahagi Construction Co., Ltd...............................  7,200   65,169
    Yahoo Japan Corp........................................... 33,300  146,798
    Yakult Honsha Co., Ltd.....................................  1,500   71,636
    YAKUODO Co., Ltd...........................................  1,100   65,127
    YAMABIKO Corp.............................................. 11,700   92,316
    YAMADA Consulting Group Co., Ltd...........................  1,000   42,504
    Yamada Denki Co., Ltd...................................... 94,100  496,196
    Yamagata Bank, Ltd. (The).................................. 38,000  161,675
    Yamaguchi Financial Group, Inc............................. 35,000  345,649
    Yamaha Corp................................................ 13,200  364,264
    Yamaha Motor Co., Ltd...................................... 39,500  665,032
#   Yamaichi Electronics Co., Ltd..............................  6,900   51,750
#   Yamanashi Chuo Bank, Ltd. (The)............................ 48,000  199,498
#   Yamatane Corp.............................................. 26,000   34,945
    Yamato Holdings Co., Ltd...................................  9,400  231,314
    Yamato Kogyo Co., Ltd......................................  9,400  265,416
    Yamazaki Baking Co., Ltd................................... 16,000  439,563
    Yamazen Corp............................................... 10,400   89,322
    Yaoko Co., Ltd.............................................  2,200  102,667
    Yaskawa Electric Corp...................................... 27,200  370,695
    Yellow Hat, Ltd............................................  4,200   96,232
    Yodogawa Steel Works, Ltd..................................  7,500  195,079
    Yokogawa Bridge Holdings Corp..............................  8,500   95,974
    Yokogawa Electric Corp..................................... 50,000  646,396
#   Yokohama Reito Co., Ltd.................................... 14,000  144,574
    Yokohama Rubber Co., Ltd. (The)............................ 27,800  373,359
#   Yomiuri Land Co., Ltd......................................  3,000   13,631
    Yondoshi Holdings, Inc.....................................  2,200   44,879
    Yorozu Corp................................................  4,500   70,096
#   Yoshinoya Holdings Co., Ltd................................  7,700  109,320
    Yuasa Trading Co., Ltd.....................................  4,200   92,236
#   Yumeshin Holdings Co., Ltd.................................  6,500   47,966
    Yurtec Corp................................................ 10,000   58,994
    Yusen Logistics Co., Ltd...................................  5,000   55,019

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- ------------
JAPAN -- (Continued)
#   Yushin Precision Equipment Co., Ltd..................   1,500 $     28,664
    Zenitaka Corp. (The).................................  10,000       37,601
    Zenkoku Hosho Co., Ltd...............................   6,200      245,217
    Zenrin Co., Ltd......................................   2,600       47,306
    Zensho Holdings Co., Ltd.............................  12,700      203,715
    Zeon Corp............................................  37,000      305,328
    ZERIA Pharmaceutical Co., Ltd........................   3,800       60,052
    Zojirushi Corp.......................................   5,000       81,974
#   Zuiko Corp...........................................     700       28,494
    Zuken, Inc...........................................   6,800       66,492
                                                                  ------------
TOTAL JAPAN..............................................          286,216,320
                                                                  ------------
MALAYSIA -- (0.6%)
    Aeon Co. M Bhd....................................... 117,900       78,553
    AirAsia Bhd.......................................... 259,900      187,264
*   AirAsia X Bhd........................................ 278,300       27,467
    Alliance Financial Group Bhd......................... 195,800      191,713
    AMMB Holdings Bhd.................................... 322,100      340,670
    Astro Malaysia Holdings Bhd.......................... 100,900       72,506
    Axiata Group Bhd.....................................  80,934      113,269
    Berjaya Auto Bhd.....................................  80,100       46,051
    Berjaya Corp. Bhd.................................... 651,200       56,054
    Berjaya Sports Toto Bhd..............................  71,406       57,530
    BIMB Holdings Bhd....................................  81,700       81,048
    British American Tobacco Malaysia Bhd................   8,200       99,470
*   Bumi Armada Bhd...................................... 520,400       95,805
    Bursa Malaysia Bhd...................................  58,400      123,588
    Cahya Mata Sarawak Bhd............................... 104,200       92,237
    Carlsberg Brewery Malaysia Bhd Class B...............  20,300       71,633
    CB Industrial Product Holding Bhd....................  43,800       20,971
    CIMB Group Holdings Bhd.............................. 266,691      287,860
    Coastal Contracts Bhd................................  22,700        8,430
*   Dayang Enterprise Holdings Bhd.......................  39,800        9,731
    Dialog Group Bhd..................................... 229,100       85,762
    DiGi.Com Bhd......................................... 117,900      143,712
    DRB-Hicom Bhd........................................ 200,400       44,576
    Dutch Lady Milk Industries Bhd.......................   1,600       25,155
*   Eastern & Oriental Bhd............................... 114,750       47,907
*   Eco World Development Group Bhd...................... 165,000       52,330
    Ekovest Bhd.......................................... 102,400       39,426
    Evergreen Fibreboard Bhd.............................  78,450       18,590
    Felda Global Ventures Holdings Bhd................... 345,000      157,010
    Gadang Holdings Bhd..................................  45,500       27,214
    Gamuda Bhd........................................... 201,400      238,489
    Genting Bhd.......................................... 204,600      413,478
    Genting Malaysia Bhd................................. 143,200      151,197
    Genting Plantations Bhd..............................  21,000       54,398
    Globetronics Technology Bhd..........................  52,700       37,580
    HAP Seng Consolidated Bhd............................  63,700      121,274
    Hartalega Holdings Bhd...............................  24,200       25,563
    Heineken Malaysia Bhd................................   9,000       39,809
    Hong Leong Bank Bhd..................................  48,880      157,752
    Hong Leong Financial Group Bhd.......................  37,278      139,545

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                               SHARES  VALUE++
                                                               ------- --------
MALAYSIA -- (Continued)
    IHH Healthcare Bhd........................................  17,400 $ 27,972
    IJM Corp. Bhd............................................. 440,900  367,224
    Inari Amertron Bhd........................................  99,975   76,196
    IOI Corp. Bhd.............................................  93,400   97,118
    IOI Properties Group Bhd.................................. 220,100  127,641
    Jaya Tiasa Holdings Bhd................................... 117,200   31,718
    Karex Bhd.................................................  48,450   28,461
*   KNM Group Bhd............................................. 580,320   58,932
    Kossan Rubber Industries..................................  40,700   66,609
    KPJ Healthcare Bhd........................................  47,200   49,624
    KSL Holdings Bhd..........................................  98,419   27,322
    Kuala Lumpur Kepong Bhd...................................  13,200   75,024
    Lafarge Malaysia Bhd......................................  33,500   65,445
    Lingkaran Trans Kota Holdings Bhd.........................  27,600   40,429
    Magnum Bhd................................................ 104,900   61,878
    Mah Sing Group Bhd........................................ 305,275  121,515
    Malayan Banking Bhd....................................... 162,435  320,341
    Malaysia Airports Holdings Bhd............................ 120,400  175,950
    Malaysia Building Society Bhd............................. 272,200   46,218
*   Malaysia Marine and Heavy Engineering Holdings Bhd........  61,800   16,309
    Malaysian Pacific Industries Bhd..........................  15,600   30,676
    Malaysian Resources Corp. Bhd............................. 201,000   57,816
    Matrix Concepts Holdings Bhd..............................  37,333   23,225
    Maxis Bhd.................................................  53,000   78,402
    MBM Resources Bhd.........................................  26,700   15,613
    Media Prima Bhd........................................... 204,800   72,993
    MISC Bhd..................................................  91,100  168,204
    Mitrajaya Holdings Bhd....................................  98,500   32,928
    MKH Bhd...................................................  55,000   35,667
    MMC Corp. Bhd............................................. 137,400   70,972
    Muhibbah Engineering M Bhd................................  77,600   42,440
    My EG Services Bhd........................................  70,200   34,542
    Nirvana Asia, Ltd.........................................  50,000   18,335
    OCK Group Bhd............................................. 171,300   34,978
    Oldtown Bhd...............................................  48,400   22,978
    Oriental Holdings Bhd.....................................   6,900   11,192
    OSK Holdings Bhd.......................................... 125,400   49,012
    Padini Holdings Bhd.......................................  60,100   39,139
*   Parkson Holdings Bhd......................................  66,780   12,800
*   Perisai Petroleum Teknologi Bhd........................... 141,200    7,830
    Petron Malaysia Refining & Marketing Bhd..................  17,500   15,856
    Petronas Chemicals Group Bhd.............................. 109,100  175,602
    Petronas Dagangan Bhd.....................................  13,400   76,670
    Petronas Gas Bhd..........................................  19,500  106,713
    POS Malaysia Bhd..........................................  88,800   62,239
    PPB Group Bhd.............................................  46,400  182,544
    Press Metal Bhd........................................... 129,000  132,182
    Protasco Bhd..............................................  58,900   21,709
    Public Bank Bhd...........................................  58,600  280,916
    QL Resources Bhd..........................................  63,300   67,835
    RHB Capital Bhd........................................... 124,057  155,345
    Sapurakencana Petroleum Bhd............................... 896,900  318,476
    Scientex Bhd..............................................  17,400   54,299

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
MALAYSIA -- (Continued)
    Shangri-La Hotels Malaysia Bhd.......................    17,500 $    22,540
    Sime Darby Bhd.......................................    96,000     175,175
    SKP Resources Bhd....................................    89,000      26,494
    SP Setia Bhd Group...................................    76,408      57,674
    Sunway Bhd...........................................   157,300     113,228
    Sunway Construction Group Bhd........................    10,290       4,168
    Supermax Corp. Bhd...................................    87,100      44,517
    Syarikat Takaful Malaysia Bhd........................    28,600      28,204
    Ta Ann Holdings Bhd..................................    68,280      56,519
    TDM Bhd..............................................     3,500         590
    Telekom Malaysia Bhd.................................    41,700      70,020
    Tenaga Nasional Bhd..................................    40,700     143,829
    Time dotCom Bhd......................................    28,500      52,602
    Top Glove Corp. Bhd..................................    91,000      95,922
    Tune Protect Group Bhd...............................   191,000      77,057
    UEM Edgenta Bhd......................................    74,800      64,622
    UEM Sunrise Bhd......................................   389,900      99,843
    UMW Holdings Bhd.....................................    95,500     133,917
*   UMW Oil & Gas Corp. Bhd..............................   236,500      52,305
    Unisem M Bhd.........................................    91,500      60,539
    UOA Development Bhd..................................   152,900      90,197
    VS Industry Bhd......................................   270,900      87,919
    WCT Holdings Bhd.....................................   184,456      70,829
    Westports Holdings Bhd...............................    49,400      54,685
    Yinson Holdings Bhd..................................    45,600      34,450
*   YNH Property Bhd.....................................    50,078      23,538
    YTL Corp. Bhd........................................   831,500     341,365
    YTL Power International Bhd..........................   230,300      80,921
                                                                    -----------
TOTAL MALAYSIA...........................................            10,638,340
                                                                    -----------
MEXICO -- (0.9%)
    Alfa S.A.B. de C.V. Class A..........................   445,037     726,300
    Alpek S.A.B. de C.V..................................   110,727     196,415
    Alsea S.A.B. de C.V..................................    93,045     332,431
    America Movil S.A.B. de C.V. Series L................   153,500      88,334
    America Movil S.A.B. de C.V. Series L ADR............    26,000     299,780
    Arca Continental S.A.B. de C.V.......................    52,418     336,901
*   Axtel S.A.B. de C.V..................................   197,488      58,878
#   Banregio Grupo Financiero S.A.B. de C.V..............    61,438     351,360
    Bolsa Mexicana de Valores S.A.B. de C.V..............    78,342     138,216
*   Cemex S.A.B. de C.V.................................. 1,452,711   1,107,159
*   Cemex S.A.B. de C.V. Sponsored ADR...................    57,649     441,017
    Coca-Cola Femsa S.A.B. de C.V. Series L..............    31,652     248,152
    Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR.........       800      62,864
    Consorcio ARA S.A.B. de C.V. Series *................   197,546      73,224
*   Controladora Vuela Cia de Aviacion S.A.B. de C.V.
       ADR...............................................     3,175      57,467
#*  Controladora Vuela Cia de Aviacion S.A.B. de C.V.
      Class A............................................    80,540     146,347
#   Corp. Inmobiliaria Vesta S.A.B. de C.V...............    93,144     133,730
#   Credito Real S.A.B. de C.V. SOFOM ER.................    61,892     115,730
#   El Puerto de Liverpool S.A.B. de C.V. Class C1.......     5,500      52,870
#*  Empresas ICA S.A.B. de C.V...........................    42,400       5,585
    Fomento Economico Mexicano S.A.B. de C.V.............    18,670     167,004
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored
      ADR................................................     4,900     438,550

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
MEXICO -- (Continued)
*   Genomma Lab Internacional S.A.B. de C.V. Class B..... 191,665 $   220,389
    Gentera S.A.B. de C.V................................ 258,597     480,232
    Gruma S.A.B. de C.V. Class B.........................  20,200     290,815
#*  Grupo Aeromexico S.A.B. de C.V.......................  91,104     177,641
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V... 31,200 194,189 Grupo Aeroportuario del Pacifico S.A.B. de C.V.
      ADR................................................   1,600     157,232
    Grupo Aeroportuario del Pacifico S.A.B. de C.V.
      Class B............................................  15,461     151,996
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR... 500 76,855 Grupo Aeroportuario del Sureste S.A.B. de C.V.
      Class B............................................  10,965     168,709
    Grupo Bimbo S.A.B. de C.V. Series A..................  72,900     217,845
    Grupo Carso S.A.B. de C.V. Series A1.................  63,527     259,156
#   Grupo Comercial Chedraui S.A. de C.V.................  93,261     211,143
#   Grupo Elektra S.A.B. de C.V..........................   8,067     119,263
#*  Grupo Famsa S.A.B. de C.V. Class A...................  60,103      25,676
    Grupo Financiero Banorte S.A.B. de C.V. Class O...... 158,491     868,108
    Grupo Financiero Inbursa S.A.B. de C.V. Class O...... 143,488     230,346
#   Grupo Financiero Interacciones SA de C.V. Class O....  26,737     132,188
    Grupo Financiero Santander Mexico S.A.B. de C.V.
      Class B............................................  94,446     172,269
    Grupo Financiero Santander Mexico S.A.B. de C.V.
      Class B ADR........................................   5,600      51,128
#   Grupo Herdez S.A.B. de C.V. Series *.................  20,300      41,943
    Grupo Lala S.A.B. de C.V.............................  66,439     144,111
    Grupo Mexico S.A.B. de C.V. Series B................. 371,088     895,361
    Grupo Sanborns S.A.B. de C.V.........................  54,000      67,968
#*  Grupo Simec S.A.B. de C.V. Series B..................  29,596      66,111
    Grupo Televisa S.A.B. Series CPO..................... 249,610   1,325,795
    Grupo Televisa S.A.B. Sponsored ADR..................  14,900     395,893
#*  Hoteles City Express S.A.B. de C.V...................  61,702      65,486
*   Impulsora del Desarrollo y El Empleo en America
      Latina S.A.B. de C.V...............................  18,300      28,392
    Industrias Bachoco S.A.B. de C.V. Series B...........  46,232     200,265
    Industrias Bachoco S.A.B. de C.V. Sponsored ADR......     200      10,404
*   Industrias CH S.A.B. de C.V. Series B................  39,200     157,448
    Industrias Penoles S.A.B. de C.V.....................  14,985     383,824
#   Infraestructura Energetica Nova S.A.B. de C.V........  15,657      63,187
    Kimberly-Clark de Mexico S.A.B. de C.V. Class A...... 102,300     231,225
*   La Comer S.A.B. de C.V...............................  39,900      35,538
    Megacable Holdings S.A.B. de C.V.....................  77,703     314,956
    Mexichem S.A.B. de C.V............................... 225,844     492,761
*   Minera Frisco S.A.B. de C.V. Class A1................  13,152      10,823
*   OHL Mexico S.A.B. de C.V............................. 313,314     431,287
    Organizacion Cultiba S.A.B. de C.V...................   8,550      10,000
*   Organizacion Soriana S.A.B. de C.V. Class B..........  38,800      95,500
    Promotora y Operadora de Infraestructura S.A.B. de
      C.V................................................  18,300     213,832
    Qualitas Controladora S.A.B. de C.V..................  30,704      42,904
#*  Telesites S.A.B. de C.V.............................. 140,705      85,324
#   TV Azteca S.A.B. de C.V.............................. 241,449      39,276
    Vitro S.A.B. de C.V. Series A........................   4,378      14,327
    Wal-Mart de Mexico S.A.B. de C.V..................... 122,000     278,485
                                                                  -----------
TOTAL MEXICO.............................................          15,925,920
                                                                  -----------
NETHERLANDS -- (1.9%)
    Aalberts Industries NV...............................  23,811     790,583
    Accell Group.........................................   7,964     206,782
    Aegon NV(007924103)..................................   3,258      13,324

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
NETHERLANDS -- (Continued)
    Aegon NV(5927375)....................................... 126,579 $  512,510
    Akzo Nobel NV...........................................  33,291  2,152,026
    Akzo Nobel NV Sponsored ADR.............................   1,806     39,046
#*  Altice NV Class A.......................................  10,140    150,527
*   Altice NV Class B.......................................   2,385     35,291
    AMG Advanced Metallurgical Group NV.....................  11,974    171,532
    Amsterdam Commodities NV................................   5,014    128,126
#   APERAM SA...............................................  13,639    571,049
    Arcadis NV..............................................  15,030    201,146
*   ArcelorMittal(B03XPL1)..................................  67,954    440,198
*   ArcelorMittal(B295F26)..................................  19,984    130,296
    ASM International NV....................................  13,741    535,570
    ASML Holding NV(B929F46)................................   1,499    164,591
    ASML Holding NV(B908F01)................................   3,566    390,905
    BE Semiconductor Industries NV..........................   8,632    256,330
    Beter Bed Holding NV....................................   3,946     90,403
#   BinckBank NV............................................  15,939     88,988
    Boskalis Westminster....................................  24,642    905,670
    Brunel International NV.................................   5,294    108,551
    Corbion NV..............................................  12,412    298,651
    Delta Lloyd NV.......................................... 119,242    425,486
*   Fugro NV................................................  19,898    353,558
#   Gemalto NV..............................................  15,142    997,901
    GrandVision NV..........................................   5,541    150,770
#*  Heijmans NV.............................................   8,902     82,810
    Heineken NV.............................................  15,493  1,462,159
    IMCD Group NV...........................................   7,417    314,603
    ING Groep NV............................................ 109,005  1,218,676
    ING Groep NV Sponsored ADR..............................  38,057    426,619
    KAS Bank NV.............................................   3,579     38,295
    Kendrion NV.............................................   3,032     81,471
    Koninklijke Ahold Delhaize NV........................... 155,008  3,700,683
    Koninklijke Ahold Delhaize NV Sponsored ADR.............   7,598    180,899
#   Koninklijke BAM Groep NV................................  66,169    259,841
    Koninklijke DSM NV......................................  40,219  2,574,173
    Koninklijke KPN NV...................................... 416,493  1,369,886
    Koninklijke Philips NV(500472303).......................  31,275    830,664
    Koninklijke Philips NV(5986622).........................  46,490  1,236,484
    Koninklijke Vopak NV....................................  17,687    909,322
    NN Group NV.............................................  19,699    531,337
*   OCI NV..................................................   2,237     34,163
*   Ordina NV...............................................  15,011     26,853
*   PostNL NV...............................................  89,479    343,641
    Randstad Holding NV.....................................  20,160    867,280
    Refresco Group NV.......................................   2,725     42,565
    RELX NV.................................................  48,598    875,706
    RELX NV Sponsored ADR...................................   3,667     65,999
    SBM Offshore NV.........................................  51,476    690,239
    Sligro Food Group NV....................................   1,991     75,869
    TKH Group NV............................................   9,961    363,448
#*  TomTom NV...............................................  17,849    152,427
    Unilever NV(904784709)..................................  23,608  1,088,801
    Unilever NV(B12T3J1)....................................   6,494    300,990

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
NETHERLANDS -- (Continued)
    Van Lanschot NV........................................     172 $     2,886
    Wessanen...............................................  14,057     171,414
    Wolters Kluwer NV......................................  37,368   1,572,208
                                                                    -----------
TOTAL NETHERLANDS..........................................          32,202,221
                                                                    -----------
NEW ZEALAND -- (0.5%)
*   a2 Milk Co., Ltd.......................................  66,761      94,944
    Air New Zealand, Ltd................................... 142,246     226,580
    Auckland International Airport, Ltd....................  76,576     408,356
    Chorus, Ltd............................................ 105,035     340,047
    Contact Energy, Ltd.................................... 105,375     411,355
    EBOS Group, Ltd........................................  10,393     123,985
    Fisher & Paykel Healthcare Corp., Ltd..................  80,671     611,655
    Fletcher Building, Ltd.(6341606)....................... 124,377     870,629
    Fletcher Building, Ltd.(6341617).......................   2,494      17,364
    Fonterra Co-operative Group, Ltd.......................   8,487      34,877
    Freightways, Ltd.......................................  27,308     132,856
    Genesis Energy, Ltd.................................... 106,360     170,399
#   Heartland Bank, Ltd....................................  43,958      42,180
    Infratil, Ltd..........................................  89,231     217,073
    Kathmandu Holdings, Ltd................................  32,481      42,313
    Mainfreight, Ltd.......................................  18,075     225,102
    Mercury NZ, Ltd........................................  84,735     191,717
    Meridian Energy, Ltd................................... 111,488     225,479
#   Metlifecare, Ltd.......................................  40,924     166,754
    New Zealand Refining Co., Ltd. (The)...................  49,233      87,032
    Nuplex Industries, Ltd.................................  46,611     178,873
*   NZME, Ltd..............................................  54,459      32,902
    NZX, Ltd...............................................  17,469      12,877
#   Port of Tauranga, Ltd..................................  11,326     160,178
    Restaurant Brands New Zealand, Ltd.....................  12,304      48,478
    Ryman Healthcare, Ltd..................................  32,659     225,042
    Scales Corp., Ltd......................................  14,865      33,510
    SKY Network Television, Ltd............................  76,992     272,186
    SKYCITY Entertainment Group, Ltd....................... 137,613     503,250
    Spark New Zealand, Ltd................................. 295,490     843,104
    Steel & Tube Holdings, Ltd.............................  27,815      42,187
    Summerset Group Holdings, Ltd..........................  52,003     178,076
    Tower, Ltd.............................................  33,200      31,946
    Trade Me Group, Ltd....................................  77,902     288,514
    TrustPower, Ltd........................................   1,960      11,568
    Vector, Ltd............................................  29,600      74,018
*   Xero, Ltd..............................................   3,239      46,293
    Z Energy, Ltd..........................................  21,477     133,003
                                                                    -----------
TOTAL NEW ZEALAND..........................................           7,756,702
                                                                    -----------
NORWAY -- (0.6%)
    ABG Sundal Collier Holding ASA.........................  47,146      28,653
#*  Akastor ASA............................................  21,418      21,266
    Aker ASA Class A.......................................   8,644     259,891
*   Aker Solutions ASA.....................................  36,158     152,708
    American Shipping Co. ASA..............................   1,624       4,782

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
NORWAY -- (Continued)
    Atea ASA................................................  11,795 $  123,365
    Austevoll Seafood ASA...................................  18,328    161,614
    Bakkafrost P/F..........................................   4,917    191,569
    Borregaard ASA..........................................  18,567    149,824
    BW LPG, Ltd.............................................  17,512     62,444
    BW Offshore, Ltd........................................ 377,086     11,259
*   Det Norske Oljeselskap ASA..............................  31,110    397,603
    DNB ASA.................................................  45,326    500,543
#*  DNO ASA.................................................  64,856     67,142
    Entra ASA...............................................   9,450    100,392
#*  Fred Olsen Energy ASA...................................  13,177     26,165
#   Frontline, Ltd..........................................   6,405     50,477
    Gjensidige Forsikring ASA...............................   7,784    131,515
    Grieg Seafood ASA.......................................   6,060     40,308
#*  Hexagon Composites ASA..................................   4,649     14,080
#   Hoegh LNG Holdings Ltd..................................   4,283     44,801
*   Kongsberg Automotive ASA................................ 161,629    112,430
    Kongsberg Gruppen ASA...................................   4,879     72,938
    Kvaerner ASA............................................  55,434     52,291
    Leroy Seafood Group ASA.................................   2,475    118,986
    Marine Harvest ASA......................................  15,553    265,258
#*  Nordic Semiconductor ASA................................  19,943     89,978
    Norsk Hydro ASA......................................... 145,699    624,729
#*  Norwegian Air Shuttle ASA...............................   3,339    120,023
#   Ocean Yield ASA.........................................  13,647    112,281
#   Opera Software ASA......................................  23,872    150,070
    Orkla ASA...............................................  12,237    113,838
#*  Petroleum Geo-Services ASA..............................  49,576     99,647
#   Prosafe SE..............................................  46,759      3,918
    Protector Forsikring ASA................................   6,647     57,177
#*  REC Silicon ASA......................................... 665,345    127,249
    Salmar ASA..............................................   4,691    146,288
    Schibsted ASA Class A...................................   2,647     83,451
    Schibsted ASA Class B...................................   3,285     96,915
#*  Seadrill, Ltd.(B09RMQ1).................................  60,924    184,461
#*  Seadrill, Ltd.(B0HWHV8).................................  19,178     56,959
    SpareBank 1 SR-Bank ASA.................................  28,169    130,951
    Statoil ASA.............................................  70,073  1,113,982
    Statoil ASA Sponsored ADR...............................  13,666    217,426
    Stolt-Nielsen, Ltd......................................   5,960     74,980
*   Storebrand ASA..........................................  99,362    377,542
#*  Subsea 7 SA.............................................  46,713    504,871
    Telenor ASA.............................................  22,079    369,637
    TGS Nopec Geophysical Co. ASA...........................  24,766    414,980
    Tomra Systems ASA.......................................  22,926    251,079
*   Treasure ASA............................................   6,093     11,843
    Veidekke ASA............................................  10,482    133,174
    Wilh Wilhelmsen ASA.....................................   6,093     14,434
    Wilh Wilhelmsen Holding ASA Class A.....................   2,194     41,535
    XXL ASA.................................................   6,654     80,875

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
NORWAY -- (Continued)
    Yara International ASA................................    11,249 $  366,732
                                                                     ----------
TOTAL NORWAY..............................................            9,333,329
                                                                     ----------
PERU -- (0.0%)
*   Cia de Minas Buenaventura SAA ADR.....................     1,300     19,045
    Credicorp, Ltd........................................     1,928    309,116
    Grana y Montero SAA Sponsored ADR.....................     2,045     16,667
                                                                     ----------
TOTAL PERU................................................              344,828
                                                                     ----------
PHILIPPINES -- (0.3%)
    Aboitiz Equity Ventures, Inc..........................    73,140    121,276
    Aboitiz Power Corp....................................    42,800     41,129
    Alliance Global Group, Inc............................   515,400    177,045
    Ayala Corp............................................    11,090    205,015
    Ayala Land, Inc.......................................   147,600    123,820
    Bank of the Philippine Islands........................    66,880    136,306
    BDO Unibank, Inc......................................   140,180    337,097
    Belle Corp............................................   455,000     31,119
*   Bloomberry Resorts Corp...............................   587,000     69,864
    Cebu Air, Inc.........................................    55,940    129,431
    Cosco Capital, Inc....................................   284,600     48,602
    D&L Industries, Inc...................................   399,100     84,159
    DMCI Holdings, Inc....................................   365,600    101,078
    DoubleDragon Properties Corp..........................    32,100     39,135
    East West Banking Corp................................    32,300     14,333
    Emperador, Inc........................................   295,000     46,594
    Energy Development Corp............................... 1,921,800    239,787
    Filinvest Land, Inc................................... 2,591,000    107,180
    First Gen Corp........................................   188,500    103,731
    First Philippine Holdings Corp........................    64,670     97,223
*   Global Ferronickel Holdings, Inc...................... 1,303,000     24,130
    Globe Telecom, Inc....................................     2,005     96,544
    GT Capital Holdings, Inc..............................     6,850    224,022
    International Container Terminal Services, Inc........    79,970    108,751
    JG Summit Holdings, Inc...............................    60,260    106,868
    Jollibee Foods Corp...................................    28,050    151,912
    Lopez Holdings Corp...................................   506,100     82,187
    LT Group, Inc.........................................   326,800    108,245
    Manila Electric Co....................................     9,730     66,953
    Manila Water Co., Inc.................................   161,100     88,780
    Megaworld Corp........................................ 1,605,200    171,587
    Metro Pacific Investments Corp........................ 1,128,000    179,763
    Metropolitan Bank & Trust Co..........................    41,994     84,691
    Nickel Asia Corp......................................    46,300      5,639
    Petron Corp...........................................   575,600    130,862
*   Philex Mining Corp....................................   244,700     45,344
    Philippine Long Distance Telephone Co.................     2,360    105,410
    Philippine Long Distance Telephone Co.
      Sponsored ADR.......................................       900     40,563
*   Philippine National Bank..............................    61,670     82,177
    Premium Leisure Corp..................................   952,000     22,702
    Puregold Price Club, Inc..............................   124,100    126,456
    Rizal Commercial Banking Corp.........................    55,000     37,726

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
PHILIPPINES -- (Continued)
    Robinsons Land Corp..................................   304,100 $  206,747
    Robinsons Retail Holdings, Inc.......................    62,110    113,653
    San Miguel Corp......................................    70,950    123,560
    Security Bank Corp...................................    70,750    329,072
    Semirara Mining & Power Corp.........................    32,690     82,904
    SM Investments Corp..................................     7,395    108,261
    SM Prime Holdings, Inc...............................   178,400    110,718
    Trans-Asia Oil & Energy Development Corp.............   261,000     12,909
    Travellers International Hotel Group, Inc............    98,200      7,505
    Union Bank of the Philippines........................    11,570     17,588
    Universal Robina Corp................................    24,580    104,647
    Vista Land & Lifescapes, Inc......................... 1,737,000    221,481
                                                                    ----------
TOTAL PHILIPPINES........................................            5,784,281
                                                                    ----------
POLAND -- (0.3%)
*   Alior Bank SA........................................    10,878    140,987
    Amica Wronki SA......................................       297     14,388
*   AmRest Holdings SE...................................     1,772    112,454
    Asseco Poland SA.....................................    19,575    268,959
    Bank Handlowy w Warszawie SA.........................     3,833     67,683
*   Bank Millennium SA...................................   110,945    130,318
    Bank Pekao SA........................................     2,163     68,455
    Bank Zachodni WBK SA.................................     3,014    216,571
    Boryszew SA..........................................    23,540     35,108
    Budimex SA...........................................     1,341     62,446
    CCC SA...............................................     1,503     68,578
*   CD Projekt SA........................................     8,801     78,602
*   Cyfrowy Polsat SA....................................    23,978    144,931
*   Enea SA..............................................    60,015    168,620
    Energa SA............................................     3,196      7,986
    Eurocash SA..........................................     8,043    108,071
#*  Getin Noble Bank SA..................................    32,891      3,623
    Grupa Azoty SA.......................................     7,430    138,373
    Grupa Kety SA........................................       244     21,021
*   Grupa Lotos SA.......................................    18,394    138,070
    ING Bank Slaski SA...................................     1,055     35,866
    Inter Cars SA........................................       220     15,734
*   Jastrzebska Spolka Weglowa SA........................    16,416    105,319
    Kernel Holding SA....................................    14,840    235,676
    KGHM Polska Miedz SA.................................    12,519    252,836
    KRUK SA..............................................     1,817     97,670
    LPP SA...............................................        49     61,774
    Lubelski Wegiel Bogdanka SA..........................       475      6,653
*   mBank SA.............................................     1,288    100,301
    Netia SA.............................................    57,421     64,867
    Neuca SA.............................................       238     21,871
    Orange Polska SA.....................................    54,156     74,910
    Pfleiderer Grajewo SA................................     1,458     11,217
    PGE Polska Grupa Energetyczna SA.....................   130,329    428,233
#   Polski Koncern Naftowy Orlen SA......................    38,846    622,428
    Polskie Gornictwo Naftowe i Gazownictwo SA...........    40,356     55,998
*   Powszechna Kasa Oszczednosci Bank Polski SA..........    34,087    208,345
    Powszechny Zaklad Ubezpieczen SA.....................    16,889    122,174

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
POLAND -- (Continued)
*   Synthos SA............................................   104,522 $  106,213
*   Tauron Polska Energia SA..............................   247,108    195,193
    Trakcja SA............................................    10,194     29,345
    Warsaw Stock Exchange.................................     3,411     29,850
                                                                     ----------
TOTAL POLAND..............................................            4,877,717
                                                                     ----------
PORTUGAL -- (0.2%)
    Altri SGPS SA.........................................    18,331     70,996
*   Banco BPI SA..........................................   123,707    154,371
#*  Banco Comercial Portugues SA Class R.................. 5,143,428    116,238
    Corticeira Amorim SGPS SA.............................     4,333     34,868
    CTT-Correios de Portugal SA...........................    23,403    196,155
    EDP - Energias de Portugal SA.........................    97,748    335,299
    EDP Renovaveis SA.....................................    45,219    365,991
    Galp Energia SGPS SA..................................    69,653    954,106
    Jeronimo Martins SGPS SA..............................    25,041    419,410
#   Mota-Engil SGPS SA....................................    37,904     72,655
    Navigator Co SA (The).................................    72,578    230,253
    NOS SGPS SA...........................................    46,309    309,898
    REN - Redes Energeticas Nacionais SGPS SA.............    42,154    128,205
    Semapa-Sociedade de Investimento e Gestao.............     6,532     81,974
    Sonae SGPS SA.........................................   271,116    211,065
                                                                     ----------
TOTAL PORTUGAL............................................            3,681,484
                                                                     ----------
RUSSIA -- (0.2%)
    Etalon Group, Ltd.....................................    16,911     44,630
    Gazprom PJSC Sponsored ADR............................   225,311    923,105
    Globaltrans Investment P.L.C. Sponsored GDR...........     5,753     23,182
*   Lenta, Ltd. GDR.......................................    15,300    114,900
    LUKOIL PJSC Sponsored ADR.............................     8,682    373,693
    Magnitogorsk Iron & Steel OJSC GDR....................    17,514     99,981
*   Mail.Ru Group, Ltd. GDR...............................     1,819     35,131
    MegaFon PJSC GDR......................................     8,523     84,199
    MMC Norilsk Nickel PJSC ADR(BYSW6D901)................     9,222    135,010
    MMC Norilsk Nickel PJSC ADR(55315J102)................     2,808     41,334
    NOVATEK OJSC GDR......................................       810     81,419
    Novolipetsk Steel PJSC GDR............................     8,327    120,462
    PhosAgro PJSC GDR.....................................     4,366     60,268
*   PIK Group PJSC GDR....................................     5,506     20,687
    Ros Agro P.L.C. GDR...................................     3,598     51,978
    Rosneft PJSC GDR......................................    21,859    106,287
    Rostelecom PJSC Sponsored ADR.........................     8,039     61,780
    RusHydro PJSC ADR.....................................   131,916    136,629
    Sberbank of Russia PJSC Sponsored ADR.................    99,013    862,722
    Severstal PJSC GDR....................................     6,022     71,304
    Tatneft PJSC Sponsored ADR............................     7,107    202,371
    TMK PJSC GDR..........................................     5,570     15,221
    VimpelCom, Ltd. Sponsored ADR.........................    49,819    203,262
    VTB Bank PJSC GDR.....................................    67,339    133,668

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
RUSSIA -- (Continued)
*   X5 Retail Group NV GDR...............................     6,435 $  140,375
                                                                    ----------
TOTAL RUSSIA.............................................            4,143,598
                                                                    ----------
SINGAPORE -- (0.8%)
    Accordia Golf Trust..................................   104,500     52,257
*   Boustead Projects, Ltd...............................     3,600      1,665
    Boustead Singapore, Ltd..............................   111,000     66,159
    Bukit Sembawang Estates, Ltd.........................     3,000     11,290
    CapitaLand, Ltd......................................   160,800    381,793
    China Aviation Oil Singapore Corp., Ltd..............    51,300     56,011
    China Everbright Water, Ltd..........................    52,000     23,330
    Chip Eng Seng Corp., Ltd.............................   101,200     47,413
    City Developments, Ltd...............................    28,500    181,371
    ComfortDelGro Corp., Ltd.............................   163,400    345,490
#*  COSCO Corp. Singapore, Ltd...........................   365,700     79,660
    CSE Global, Ltd......................................    44,000     14,942
    CWT, Ltd.............................................    72,200    113,258
    Dairy Farm International Holdings, Ltd...............    14,000     93,621
    DBS Group Holdings, Ltd..............................    78,400    906,370
*   Del Monte Pacific, Ltd...............................   160,100     43,211
    Delfi, Ltd...........................................     5,000      9,232
*   Dyna-Mac Holdings, Ltd...............................    38,000      2,853
#*  Ezion Holdings, Ltd..................................   547,950    124,352
#*  Ezra Holdings, Ltd...................................   803,479     30,594
    First Resources, Ltd.................................   143,200    173,160
    Frasers Centrepoint, Ltd.............................    33,400     37,799
    Genting Singapore P.L.C..............................   190,700    112,271
    GL, Ltd..............................................   108,200     65,404
    Global Logistic Properties, Ltd......................   109,800    157,455
    Golden Agri-Resources, Ltd........................... 2,001,600    539,191
    Great Eastern Holdings, Ltd..........................     4,000     65,517
    GuocoLand, Ltd.......................................    11,000     15,354
    Ho Bee Land, Ltd.....................................    48,400     79,934
    Hong Fok Corp., Ltd..................................    24,200     12,776
    Hongkong Land Holdings, Ltd..........................    19,900    127,683
    Hutchison Port Holdings Trust........................ 1,301,100    619,067
    Hyflux, Ltd..........................................   129,900     56,317
    Indofood Agri Resources, Ltd.........................   119,000     41,060
    Innovalues, Ltd......................................    56,100     39,176
    Japfa, Ltd...........................................   121,200     74,041
    Jardine Cycle & Carriage, Ltd........................     5,933    174,310
    Keppel Corp., Ltd....................................   227,300    899,431
    Keppel Infrastructure Trust..........................   312,000    117,597
    Lian Beng Group, Ltd.................................    40,000     14,211
    M1, Ltd..............................................    38,100     74,705
    Metro Holdings, Ltd..................................    41,800     32,180
    Midas Holdings, Ltd..................................   272,500     49,890
*   Nam Cheong, Ltd......................................   133,000      6,688
#*  Noble Group, Ltd..................................... 1,544,400    188,049
    Olam International, Ltd..............................   147,700    210,247
    OUE, Ltd.............................................    75,500     84,546
    Oversea-Chinese Banking Corp., Ltd...................   172,984  1,115,831
    Raffles Education Corp., Ltd.........................    50,000      7,387

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
SINGAPORE -- (Continued)
    Raffles Medical Group, Ltd............................. 139,762 $   164,214
    Religare Health Trust..................................  56,600      42,681
    Riverstone Holdings, Ltd...............................  54,100      36,121
    SATS, Ltd..............................................  67,200     219,126
    SembCorp Industries, Ltd............................... 222,296     464,613
#   SembCorp Marine, Ltd................................... 181,200     193,348
    Sheng Siong Group, Ltd................................. 106,100      78,030
    SIA Engineering Co., Ltd...............................  16,600      45,813
*   SIIC Environment Holdings, Ltd.........................  59,800      25,955
    Sinarmas Land, Ltd..................................... 311,700     105,848
    Singapore Airlines, Ltd................................  67,900     556,560
    Singapore Exchange, Ltd................................  34,600     195,357
    Singapore Post, Ltd.................................... 201,600     216,170
    Singapore Press Holdings, Ltd..........................  70,400     199,282
    Singapore Technologies Engineering, Ltd................  55,000     135,574
    Singapore Telecommunications, Ltd...................... 158,800     497,979
#   Sino Grandness Food Industry Group, Ltd................ 139,900      61,229
#   SMRT Corp., Ltd........................................  95,800     116,569
    Stamford Land Corp., Ltd...............................  26,000       9,295
    StarHub, Ltd...........................................  45,000     131,799
    Sunningdale Tech, Ltd..................................  34,100      27,272
    Super Group, Ltd....................................... 156,100      93,569
*   Swiber Holdings, Ltd...................................  29,250       2,378
    Tat Hong Holdings, Ltd.................................  87,300      35,731
    Tuan Sing Holdings, Ltd................................  58,000      12,577
    UMS Holdings, Ltd......................................  27,000      11,981
    United Engineers, Ltd.................................. 176,400     302,625
    United Industrial Corp., Ltd...........................  18,000      36,702
    United Overseas Bank, Ltd..............................  48,500     665,484
    UOB-Kay Hian Holdings, Ltd.............................  13,000      12,750
    UOL Group, Ltd......................................... 139,500     601,877
    Valuetronics Holdings, Ltd.............................  30,400      11,369
#*  Vard Holdings, Ltd..................................... 140,900      16,173
    Venture Corp., Ltd.....................................  28,400     188,721
    Wilmar International, Ltd..............................  56,800     131,780
    Wing Tai Holdings, Ltd................................. 147,800     192,052
                                                                    -----------
TOTAL SINGAPORE............................................          13,614,753
                                                                    -----------
SOUTH AFRICA -- (1.9%)
    Adcock Ingram Holdings, Ltd............................   8,475      29,228
    Adcorp Holdings, Ltd...................................   8,176      10,613
    Advtech, Ltd...........................................   5,495       6,044
    Aeci, Ltd..............................................  35,169     239,451
    African Rainbow Minerals, Ltd..........................  30,641     218,115
    Alexander Forbes Group Holdings, Ltd................... 132,398      59,688
*   Anglo American Platinum, Ltd...........................   7,406     235,467
*   AngloGold Ashanti, Ltd. Sponsored ADR.................. 117,913   2,583,474
*   ArcelorMittal South Africa, Ltd........................  98,441      60,385
    Aspen Pharmacare Holdings, Ltd.........................  16,187     437,150
    Assore, Ltd............................................   9,310     123,833
    Astral Foods, Ltd......................................  11,415      99,567
*   Attacq, Ltd............................................  76,321     107,255
*   Aveng, Ltd.............................................  94,182      27,035

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
SOUTH AFRICA -- (Continued)
    AVI, Ltd................................................  93,682 $  605,627
    Barclays Africa Group, Ltd..............................  38,430    425,079
    Barloworld, Ltd.........................................  60,102    356,242
*   Bid Corp., Ltd..........................................  37,623    702,034
#   Bidvest Group, Ltd. (The)...............................  37,623    432,443
    Blue Label Telecoms, Ltd................................  92,207    122,868
*   Brait SE................................................  67,668    608,683
#   Capitec Bank Holdings, Ltd..............................   5,604    248,550
    Cashbuild, Ltd..........................................   7,006    190,196
    City Lodge Hotels, Ltd..................................   8,417     95,684
    Clicks Group, Ltd.......................................  45,588    408,279
    Clover Industries, Ltd..................................  25,478     35,289
*   Consolidated Infrastructure Group, Ltd..................  13,783     26,201
    Coronation Fund Managers, Ltd...........................  34,675    184,302
*   Curro Holdings, Ltd.....................................  11,767     35,374
    DataTec, Ltd............................................  63,539    229,944
    Discovery, Ltd..........................................  56,834    512,103
    Distell Group, Ltd......................................   2,932     35,094
    DRDGOLD, Ltd............................................  67,874     55,643
    EOH Holdings, Ltd.......................................  26,572    271,380
#   Exxaro Resources, Ltd...................................  36,468    218,443
    Famous Brands, Ltd......................................  17,681    175,206
    FirstRand, Ltd.......................................... 203,892    713,490
    Foschini Group, Ltd. (The)..............................  57,176    613,519
    Gold Fields, Ltd........................................  30,473    188,161
    Gold Fields, Ltd. Sponsored ADR......................... 194,497  1,207,826
    Grindrod, Ltd........................................... 145,534    121,156
    Group Five, Ltd.........................................  16,700     27,385
*   Harmony Gold Mining Co., Ltd............................  67,965    307,506
*   Harmony Gold Mining Co., Ltd. Sponsored ADR.............  37,421    171,014
    Hudaco Industries, Ltd..................................   9,976     73,651
*   Impala Platinum Holdings, Ltd........................... 113,873    502,582
    Imperial Holdings, Ltd..................................  51,899    620,260
    Investec, Ltd...........................................  27,941    168,483
    Invicta Holdings, Ltd...................................   1,753      7,422
    JSE, Ltd................................................  21,064    258,048
    KAP Industrial Holdings, Ltd............................ 397,458    185,811
*   Kumba Iron Ore, Ltd.....................................  18,328    179,278
    Lewis Group, Ltd........................................  34,490    108,019
    Liberty Holdings, Ltd...................................  32,168    283,984
    Life Healthcare Group Holdings, Ltd..................... 161,008    438,095
    Massmart Holdings, Ltd..................................  29,494    307,966
    Metair Investments, Ltd.................................  39,137     57,856
    MMI Holdings, Ltd....................................... 280,187    467,383
    Mondi, Ltd..............................................   9,117    184,764
    Mpact, Ltd..............................................  47,219    114,908
    Mr. Price Group, Ltd....................................  28,962    477,606
    MTN Group, Ltd.......................................... 113,206  1,144,287
    Murray & Roberts Holdings, Ltd.......................... 143,603    132,912
    Nampak, Ltd............................................. 156,050    238,471
    Naspers, Ltd. Class N...................................   5,379    844,090
    Nedbank Group, Ltd......................................  21,907    314,307
    Netcare, Ltd............................................ 154,028    356,889

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
SOUTH AFRICA -- (Continued)
    New Europe Property Investments P.L.C................  17,714 $   211,780
*   Northam Platinum, Ltd................................  59,044     219,213
    Oceana Group, Ltd....................................  14,858     117,962
    Omnia Holdings, Ltd..................................  18,402     218,597
    Peregrine Holdings, Ltd..............................  66,301     144,130
#   Pick n Pay Stores, Ltd...............................  27,004     152,406
*   Pinnacle Holdings, Ltd...............................  33,548      39,867
    Pioneer Foods Group, Ltd.............................  17,149     220,915
    PPC, Ltd............................................. 178,323     101,231
    PSG Group, Ltd.......................................   9,751     139,306
    Raubex Group, Ltd....................................  34,282      47,190
    Reunert, Ltd.........................................  41,650     187,576
*   Royal Bafokeng Platinum, Ltd.........................  18,908      70,703
    Sanlam, Ltd.......................................... 168,365     794,410
    Santam, Ltd..........................................  10,167     170,823
*   Sappi, Ltd........................................... 145,019     737,689
*   Sappi, Ltd. Sponsored ADR............................   3,300      16,665
    Sasol, Ltd...........................................   8,180     217,660
    Sasol, Ltd. Sponsored ADR............................  39,155   1,045,047
    Shoprite Holdings, Ltd...............................  33,844     495,986
    Sibanye Gold, Ltd.................................... 137,419     640,492
    Sibanye Gold, Ltd. Sponsored ADR.....................   7,300     136,145
    SPAR Group, Ltd. (The)...............................  18,313     273,354
    Spur Corp., Ltd......................................   3,691       8,379
    Standard Bank Group, Ltd.............................  87,207     871,049
    Steinhoff International Holdings NV.................. 172,154   1,088,898
    Sun International, Ltd...............................  21,197     127,607
*   Super Group, Ltd.....................................  93,724     274,434
    Telkom SA SOC, Ltd...................................  65,045     301,865
    Tiger Brands, Ltd....................................  23,041     647,190
    Tongaat Hulett, Ltd..................................  33,882     291,905
    Trencor, Ltd.........................................  22,422      64,729
#   Truworths International, Ltd.........................  61,000     392,612
    Tsogo Sun Holdings, Ltd..............................  90,882     189,884
    Vodacom Group, Ltd...................................   6,929      80,305
    Wilson Bayly Holmes-Ovcon, Ltd.......................  14,941     128,423
    Woolworths Holdings, Ltd.............................  54,349     350,294
                                                                  -----------
TOTAL SOUTH AFRICA.......................................          32,245,819
                                                                  -----------
SOUTH KOREA -- (4.3%)
    Able C&C Co., Ltd....................................   1,756      50,554
    Ace Technologies Corp................................   5,022      21,083
    Advanced Nano Products Co., Ltd......................   1,764      25,954
*   Advanced Process Systems Corp........................   3,128      52,862
    Aekyung Petrochemical Co., Ltd.......................     363      33,403
    AfreecaTV Co., Ltd...................................   1,213      35,097
*   Agabang&Company......................................   6,392      47,423
*   AJ Rent A Car Co., Ltd...............................   3,223      30,074
    AK Holdings, Inc.....................................   1,453      86,205
#   ALUKO Co., Ltd.......................................  14,094      71,202
    Amorepacific Corp....................................     556     192,506
    AMOREPACIFIC Group...................................   1,074     138,548
*   Amotech Co., Ltd.....................................   2,227      36,753

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
SOUTH KOREA -- (Continued)
    Anapass, Inc.........................................  2,793 $ 32,538
    Asia Cement Co., Ltd.................................    423   29,434
    ASIA Holdings Co., Ltd...............................    233   21,966
*   Asia Paper Manufacturing Co., Ltd....................  1,806   40,351
*   Asiana Airlines, Inc................................. 33,149  142,767
    BGF retail Co., Ltd..................................    682  121,920
    Binggrae Co., Ltd....................................    503   28,275
    Bluecom Co., Ltd.....................................  1,728   22,158
    BNK Financial Group, Inc............................. 73,614  579,326
    Boryung Pharmaceutical Co., Ltd......................  1,102   65,455
    Bukwang Pharmaceutical Co., Ltd......................    992   27,019
    Byucksan Corp........................................  5,096   29,303
*   CammSys Corp......................................... 12,294   32,997
*   Capro Corp........................................... 10,770   39,673
    Cell Biotech Co., Ltd................................  1,192   66,319
#*  Celltrion, Inc.......................................  1,437  133,633
*   Chabiotech Co., Ltd..................................  7,185  103,190
    Cheil Worldwide, Inc.................................  6,646  106,880
*   China Great Star International, Ltd.................. 18,536   32,112
    Chong Kun Dang Pharmaceutical Corp...................    481   48,009
    Chongkundang Holdings Corp...........................    451   37,534
    Chungdahm Learning, Inc..............................  1,652   42,991
    CJ CGV Co., Ltd......................................    640   52,369
    CJ CheilJedang Corp..................................  1,129  397,589
    CJ Corp..............................................  1,343  240,774
    CJ E&M Corp..........................................  2,671  169,588
    CJ Freshway Corp.....................................    713   28,407
    CJ Hellovision Co., Ltd..............................  6,042   49,823
*   CJ Korea Express Corp................................    177   31,705
    CJ O Shopping Co., Ltd...............................    808  116,805
    CKD Bio Corp.........................................  1,562   41,129
*   Com2uSCorp...........................................  1,056  109,053
    Cosmax, Inc..........................................  1,176  152,360
*   COSON Co., Ltd.......................................  1,028   14,669
    Coway Co., Ltd.......................................  2,247  171,772
    Crown Confectionery Co., Ltd.........................  2,110   68,950
*   CrucialTec Co., Ltd..................................  3,337   31,636
    Cuckoo Electronics Co., Ltd..........................    291   38,770
*   Dae Won Chemical Co., Ltd............................  8,405   21,523
*   Dae-Il Corp..........................................  2,892   25,196
    Daeduck Electronics Co...............................  8,884   62,461
    Daeduck GDS Co., Ltd.................................  6,440   76,510
    Daehan Steel Co., Ltd................................  6,129   50,417
    Daekyo Co., Ltd......................................  4,518   33,668
    Daelim Industrial Co., Ltd...........................  5,919  444,692
    Daeryuk Can Co., Ltd.................................  7,106   42,837
    Daesang Corp.........................................  3,659   99,410
    Daesang Holdings Co., Ltd............................  3,999   44,984
    Daewon Pharmaceutical Co., Ltd.......................  1,259   25,065
#*  Daewoo Engineering & Construction Co., Ltd........... 22,977  127,956
*   Daewoo Shipbuilding & Marine Engineering Co., Ltd.... 31,947  127,771
    Daewoong Co., Ltd....................................    731   40,739
    Daewoong Pharmaceutical Co., Ltd.....................    413   35,113

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
SOUTH KOREA -- (Continued)
    Daihan Pharmaceutical Co., Ltd.......................  1,718 $ 49,238
    Daishin Securities Co., Ltd.......................... 13,218  124,732
*   Danal Co., Ltd.......................................  9,130   49,570
    Daou Data Corp.......................................  5,374   71,026
    Daou Technology, Inc.................................  8,159  194,305
    Dayou Automotive Seat Technology Co., Ltd............ 24,500   45,028
    DGB Financial Group, Inc............................. 48,482  390,559
*   DIO Corp.............................................  1,035   52,911
*   DMS Co., Ltd.........................................  3,334   30,092
*   DNF Co., Ltd.........................................  3,515   43,516
    Dong A Eltek Co., Ltd................................  2,518   53,502
    Dong Ah Tire & Rubber Co., Ltd.......................  2,722   64,045
    Dong-A Socio Holdings Co., Ltd.......................    238   34,910
    Dong-A ST Co., Ltd...................................    484   49,946
*   Dongbu HiTek Co., Ltd................................  8,367  133,119
    Dongbu Insurance Co., Ltd............................  7,777  442,068
*   Dongbu Securities Co., Ltd...........................  9,514   32,779
    Dongjin Semichem Co., Ltd............................ 16,117  163,551
    DongKook Pharmaceutical Co., Ltd.....................    621   36,791
    Dongkuk Industries Co., Ltd.......................... 14,504   79,366
*   Dongkuk Steel Mill Co., Ltd.......................... 15,260  123,928
    Dongsuh Cos Inc......................................  1,462   42,607
    Dongsung Chemical Co., Ltd...........................    737   16,600
    DONGSUNG Corp........................................  8,491   51,329
*   Dongwha Enterprise Co., Ltd..........................    717   24,714
    Dongwha Pharm Co., Ltd...............................  3,099   27,477
    Dongwon Development Co., Ltd.........................  8,319   36,725
    Dongwon F&B Co., Ltd.................................    239   49,769
    Dongwon Industries Co., Ltd..........................    177   44,655
    Dongwon Systems Corp.................................    542   30,434
    Doosan Corp..........................................  2,814  283,566
*   Doosan Engine Co., Ltd............................... 14,369   58,090
    Doosan Heavy Industries & Construction Co., Ltd...... 11,658  274,084
#*  Doosan Infracore Co., Ltd............................ 38,965  278,117
    DRB Holding Co., Ltd.................................  2,400   30,935
    DuzonBIzon Co., Ltd..................................  3,446   71,600
    DY Corp..............................................  6,599   37,177
    e Tec E&C, Ltd.......................................    360   39,419
    e-LITECOM Co., Ltd...................................  2,144   23,001
    E-MART, Inc..........................................  3,878  566,534
    E1 Corp..............................................    695   40,081
    Eagon Industrial, Ltd................................  1,531   17,842
    Easy Bio, Inc........................................ 13,406   77,947
*   Eco Energy Holdings Co., Ltd.........................  2,093   31,574
*   Ecopro Co., Ltd......................................  3,019   33,347
*   EM-Tech Co., Ltd.....................................  2,273   27,140
*   Emerson Pacific, Inc.................................  1,462   50,166
    ENF Technology Co., Ltd..............................  2,411   44,451
    Eo Technics Co., Ltd.................................    867   83,543
    Eugene Corp.......................................... 13,972   66,459
*   Eugene Investment & Securities Co., Ltd.............. 23,816   61,142
    Eugene Technology Co., Ltd...........................  3,563   60,806
    Eusu Holdings Co., Ltd...............................  7,790   73,020

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
SOUTH KOREA -- (Continued)
*   Farmsco..............................................  1,692 $ 22,064
    Fila Korea, Ltd......................................  1,191   94,106
    Fine Technix Co., Ltd................................  5,200   13,914
*   Foosung Co., Ltd..................................... 10,131   70,274
#*  G-SMATT GLOBAL Co., Ltd..............................  1,959   50,654
*   GNCO Co., Ltd........................................ 12,219   27,915
    Golfzon Co., Ltd.....................................    186   12,407
    GOLFZONYUWONHOLDINGS Co., Ltd........................  4,008   30,154
    Grand Korea Leisure Co., Ltd.........................  2,777   64,511
    Green Cross Corp.....................................    505   79,060
#   Green Cross Holdings Corp............................  4,463  136,749
#*  GS Engineering & Construction Corp................... 10,989  282,481
*   GS Global Corp....................................... 25,862   56,690
    GS Holdings Corp..................................... 15,127  653,626
    GS Home Shopping, Inc................................    541   82,166
    GS Retail Co., Ltd...................................  1,817   81,941
#   Halla Holdings Corp..................................  2,363  133,200
    Han Kuk Carbon Co., Ltd..............................  6,762   40,170
    Hana Financial Group, Inc............................ 23,890  588,210
    Hana Micron, Inc.....................................  5,902   37,158
#   Hana Tour Service, Inc...............................  1,516   97,705
    Hancom, Inc..........................................  2,449   42,337
    Handok, Inc..........................................    729   21,051
    Handsome Co., Ltd....................................  2,208   76,879
    Hanil Cement Co., Ltd................................  1,011   77,976
*   Hanjin Heavy Industries & Construction Co., Ltd...... 31,347  125,450
    Hanjin Kal Corp...................................... 14,045  221,066
#*  Hanjin Shipping Co., Ltd............................. 28,976   54,512
    Hanjin Transportation Co., Ltd.......................  2,298   65,403
    Hankook Shell Oil Co., Ltd...........................    160   63,989
    Hankook Tire Co., Ltd................................ 14,035  679,790
#   Hanmi Pharm Co., Ltd.................................    274  149,738
    Hanmi Science Co., Ltd...............................    649   83,513
    Hanmi Semiconductor Co., Ltd.........................  3,110   41,817
#   Hanon Systems........................................ 21,775  223,166
    Hansae Co., Ltd......................................  2,207   60,794
    Hansae Yes24 Holdings Co., Ltd.......................  1,383   15,788
*   Hanshin Construction.................................  1,101   21,364
    Hansol Chemical Co., Ltd.............................  1,876  133,924
*   Hansol Holdings Co., Ltd............................. 12,039   76,651
*   Hansol HomeDeco Co., Ltd............................. 15,521   25,857
    Hansol Paper Co., Ltd................................  2,869   58,478
*   Hansol Technics Co., Ltd.............................  2,630   49,299
    Hanssem Co., Ltd.....................................    891  136,937
    Hanwha Chemical Corp................................. 19,678  450,146
    Hanwha Corp.......................................... 14,316  456,044
    Hanwha Galleria Timeworld Co., Ltd...................    174    7,336
    Hanwha General Insurance Co., Ltd.................... 12,628   79,385
#*  Hanwha Investment & Securities Co., Ltd.............. 31,480   88,530
    Hanwha Life Insurance Co., Ltd....................... 42,274  218,079
    Hanwha Techwin Co., Ltd..............................  2,697  130,433
    Hanyang Eng Co., Ltd.................................  2,985   36,510
*   Harim Holdings Co., Ltd.............................. 15,010   72,428

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
SOUTH KOREA -- (Continued)
    Heung-A Shipping Co., Ltd............................ 12,761 $   15,721
    Hite Jinro Co., Ltd..................................  3,914     78,646
    Hitejinro Holdings Co., Ltd..........................  1,367     16,711
    HMC Investment Securities Co., Ltd...................  5,341     51,316
#   Hotel Shilla Co., Ltd................................  2,379    126,779
    HS Industries Co., Ltd...............................  8,745     83,531
    HS R&A Co., Ltd......................................  1,273     41,949
    Huchems Fine Chemical Corp...........................  3,204     55,916
    Humax Co., Ltd.......................................  6,166     80,428
*   Huons Co., Ltd.......................................    521     41,856
    Huons Global Co., Ltd................................    902     41,459
    Huvis Corp...........................................  2,758     20,012
    Hwa Shin Co., Ltd....................................  6,628     44,321
    HwaSung Industrial Co., Ltd..........................  2,437     27,796
    Hy-Lok Corp..........................................  1,548     31,162
    Hyosung Corp.........................................  3,253    404,258
*   Hyundai BNG Steel Co., Ltd...........................  2,999     31,760
    Hyundai C&F, Inc.....................................  1,010     16,101
    Hyundai Corp.........................................  1,468     30,743
    Hyundai Department Store Co., Ltd....................  3,258    361,489
    Hyundai Development Co-Engineering & Construction....  6,004    238,031
*   Hyundai Elevator Co., Ltd............................  2,540    140,255
    Hyundai Engineering & Construction Co., Ltd.......... 18,450    608,757
    Hyundai Engineering Plastics Co., Ltd................  7,950     68,938
    Hyundai Glovis Co., Ltd..............................  1,128    169,422
    Hyundai Greenfood Co., Ltd...........................  4,941     81,958
#*  Hyundai Heavy Industries Co., Ltd....................  3,518    395,633
    Hyundai Home Shopping Network Corp...................    893     96,871
    Hyundai Hy Communications & Networks Co., Ltd........ 16,126     55,165
    Hyundai Livart Furniture Co., Ltd....................  2,378     55,439
    Hyundai Marine & Fire Insurance Co., Ltd............. 17,023    460,242
#*  Hyundai Merchant Marine Co., Ltd.....................    978      9,274
*   Hyundai Mipo Dockyard Co., Ltd.......................  3,668    264,512
    Hyundai Mobis Co., Ltd...............................  3,150    718,303
    Hyundai Motor Co.....................................  9,896  1,167,652
*   Hyundai Rotem Co., Ltd...............................  2,643     50,402
    Hyundai Securities Co., Ltd.......................... 38,933    239,640
    Hyundai Steel Co.....................................  9,198    417,258
    Hyundai Wia Corp.....................................  3,960    304,251
*   i-SENS, Inc..........................................    555     19,048
*   iA, Inc..............................................  6,593     30,586
*   IHQ, Inc............................................. 21,846     41,926
    Il Dong Pharmaceutical Co., Ltd......................  1,659     42,210
*   Iljin Display Co., Ltd...............................  5,199     21,034
    Iljin Holdings Co., Ltd..............................  5,037     34,150
    Ilshin Spinning Co., Ltd.............................    467     53,419
    iMarketKorea, Inc....................................  3,359     37,679
    InBody Co., Ltd......................................  1,627     59,032
    Industrial Bank of Korea............................. 29,963    317,305
*   Innox Corp...........................................  1,881     28,357
*   Interflex Co., Ltd...................................  1,475     21,901
    Interojo Co., Ltd....................................  1,003     41,677
    Interpark Holdings Corp.............................. 15,035     79,943

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
SOUTH KOREA -- (Continued)
    INTOPS Co., Ltd............................................  1,313 $ 23,380
    IS Dongseo Co., Ltd........................................  2,995  162,462
    ISC Co., Ltd...............................................    697   17,307
    ISU Chemical Co., Ltd......................................  2,823   43,552
#   IsuPetasys Co., Ltd........................................ 13,287   60,768
    Jahwa Electronics Co., Ltd.................................  2,194   26,110
#   JB Financial Group Co., Ltd................................ 29,590  157,793
*   Jcontentree Corp...........................................  9,351   35,554
*   Jusung Engineering Co., Ltd................................  5,430   53,641
    JW Holdings Corp...........................................  2,761   29,239
    JW Pharmaceutical Corp.....................................  1,193   61,701
    Kakao Corp.................................................    449   36,448
    Kangnam Jevisco Co., Ltd...................................    961   31,989
    Kangwon Land, Inc..........................................  3,355  122,805
    KAON Media Co., Ltd........................................  3,801   40,400
    KB Capital Co., Ltd........................................  4,115   91,214
    KB Financial Group, Inc.................................... 18,348  582,601
    KB Financial Group, Inc. ADR...............................  3,800  120,688
    KB Insurance Co., Ltd...................................... 12,688  321,840
    KC Green Holdings Co., Ltd.................................  5,906   43,556
    KC Tech Co., Ltd...........................................  3,312   47,944
    KCC Corp...................................................  1,165  410,641
*   KEC Corp................................................... 18,489   19,484
    KEPCO Engineering & Construction Co., Inc..................  1,886   53,027
#   KEPCO Plant Service & Engineering Co., Ltd.................  2,168  132,840
#*  KEYEAST Co., Ltd...........................................  8,172   23,163
    KG Chemical Corp...........................................  2,146   26,680
    KG Eco Technology Service Co., Ltd.........................  5,815   17,262
    Kginicis Co., Ltd..........................................  4,395   54,856
    KGMobilians Co., Ltd.......................................  1,497   14,531
    KH Vatec Co., Ltd..........................................  5,594   61,566
    Kia Motors Corp............................................ 16,910  637,005
    KISCO Corp.................................................  1,233   43,951
    KISCO Holdings Co., Ltd....................................    391   21,246
    KISWIRE, Ltd...............................................  2,341   77,311
    KIWOOM Securities Co., Ltd.................................  2,888  204,120
*   KleanNara Co., Ltd.........................................  5,677   29,426
*   KMH Co., Ltd...............................................  4,264   38,064
    Kodaco Co., Ltd............................................ 11,316   37,571
    Koh Young Technology, Inc..................................  1,310   54,760
#   Kolao Holdings.............................................  7,228   53,362
    Kolon Corp.................................................  1,172   69,082
*   Kolon Global Corp..........................................  2,247   30,828
    Kolon Industries, Inc......................................  3,972  309,278
    Kolon Life Science, Inc....................................    539   75,784
*   Komipharm International Co., Ltd...........................  1,137   30,722
    KONA I Co., Ltd............................................  5,300   84,577
    Korea Aerospace Industries, Ltd............................  2,758  198,657
    Korea Alcohol Industrial Co., Ltd..........................  5,942   48,938
    Korea Circuit Co., Ltd.....................................  3,032   27,112
    Korea District Heating Corp................................    424   25,390
    Korea Electric Power Corp..................................  1,974  108,074
    Korea Electric Power Corp. Sponsored ADR...................  4,000  108,760

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
SOUTH KOREA -- (Continued)
    Korea Electric Terminal Co., Ltd.........................  1,371 $  107,535
    Korea Gas Corp...........................................  2,619     99,243
*   Korea Information & Communications Co, Ltd...............  2,407     27,541
    Korea Investment Holdings Co., Ltd.......................  8,732    366,540
    Korea Kolmar Co., Ltd....................................  1,232    104,560
    Korea Kolmar Holdings Co., Ltd...........................    685     28,905
#*  Korea Line Corp..........................................  5,318     92,284
    Korea Petrochemical Ind Co., Ltd.........................    934    196,555
    Korea United Pharm, Inc..................................    980     18,856
    Korea Zinc Co., Ltd......................................    211     96,247
*   Korean Air Lines Co., Ltd................................ 10,897    277,170
    Korean Reinsurance Co.................................... 24,805    268,012
    Kortek Corp..............................................  3,151     35,043
    KPX Chemical Co., Ltd....................................    347     15,679
    KSS LINE, Ltd............................................  1,119     16,880
    KT Corp..................................................  2,588     73,345
    KT Corp. Sponsored ADR...................................  2,500     38,150
*   KT Hitel Co., Ltd........................................  4,017     29,300
    KT Skylife Co., Ltd......................................  6,863    112,251
    KT&G Corp................................................  5,387    582,553
*   KTB Investment & Securities Co., Ltd..................... 10,900     28,775
    Ktis Corp................................................  7,637     30,955
    Kukdo Chemical Co., Ltd..................................    877     44,541
*   Kumho Industrial Co., Ltd................................  5,409     43,238
    Kumho Petrochemical Co., Ltd.............................  4,146    225,344
#*  Kumho Tire Co., Inc...................................... 30,878    274,859
    Kumkang Kind Co., Ltd....................................    826     38,326
    Kwang Dong Pharmaceutical Co., Ltd.......................  6,400     54,378
    Kwangju Bank.............................................  8,167     69,178
    Kyobo Securities Co., Ltd................................  7,517     69,878
    Kyung Dong Navien Co., Ltd...............................    626     34,495
    Kyungbang, Ltd...........................................    254     39,035
    KyungDong City Gas Co., Ltd..............................    420     29,714
    Kyungdong Pharm Co., Ltd.................................    814     13,816
*   LB Semicon, Inc.......................................... 13,039     50,490
    LEADCORP, Inc. (The).....................................  7,093     58,317
*   Leaders Cosmetics Co., Ltd...............................  1,892     47,613
    LEENO Industrial, Inc....................................    751     28,203
    LF Corp..................................................  5,267     98,260
    LG Chem, Ltd.............................................  1,055    229,923
    LG Corp..................................................  5,652    321,046
    LG Display Co., Ltd...................................... 51,445  1,426,330
    LG Display Co., Ltd. ADR.................................  7,000     97,720
#   LG Electronics, Inc...................................... 21,077  1,007,912
    LG Hausys, Ltd...........................................  1,894    214,013
    LG Household & Health Care, Ltd..........................    345    310,750
    LG Innotek Co., Ltd......................................  3,337    266,792
    LG International Corp....................................  6,111    199,214
*   LG Life Sciences, Ltd....................................  1,558    101,394
    LG Uplus Corp............................................ 51,396    503,084
    Lock&Lock Co., Ltd.......................................  3,536     40,663
*   Loen Entertainment, Inc..................................    614     44,450
*   LOT Vacuum Co., Ltd......................................  3,537     56,678

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
SOUTH KOREA -- (Continued)
    Lotte Chemical Corp........................................    786 $213,571
    Lotte Chilsung Beverage Co., Ltd...........................    110  162,266
    Lotte Confectionery Co., Ltd...............................    450   76,168
    LOTTE Fine Chemical Co., Ltd...............................  5,027  159,832
    Lotte Food Co., Ltd........................................    144  104,803
    LOTTE Himart Co., Ltd......................................  2,596  103,795
*   Lotte Non-Life Insurance Co., Ltd.......................... 16,201   36,881
    Lotte Shopping Co., Ltd....................................    911  157,105
    LS Corp....................................................  4,863  231,952
    LS Industrial Systems Co., Ltd.............................  4,120  159,923
*   Lumens Co., Ltd............................................ 10,136   41,454
    Macquarie Korea Infrastructure Fund........................ 32,500  259,615
*   Macrogen, Inc..............................................  1,290   43,786
    Maeil Dairy Industry Co., Ltd..............................    876   30,326
#   Mando Corp.................................................  1,381  321,114
    Mcnex Co., Ltd.............................................  1,308   19,801
    MDS Technology Co., Ltd....................................  1,135   20,083
    Medy-Tox, Inc..............................................    341  132,103
    MegaStudy Co., Ltd.........................................    429   12,916
    MegaStudyEdu Co., Ltd......................................    249   10,463
    Meritz Financial Group, Inc................................ 11,346  125,641
    Meritz Fire & Marine Insurance Co., Ltd.................... 12,875  176,415
    Meritz Securities Co., Ltd................................. 76,653  258,104
*   MiCo, Ltd..................................................  7,444   23,448
    Mirae Asset Daewoo Co., Ltd................................ 34,120  277,327
    Mirae Asset Securities Co., Ltd............................ 13,806  328,581
    Miwon Specialty Chemical Co., Ltd..........................     44   17,356
    MK Electron Co., Ltd.......................................  7,432   77,791
    Modetour Network, Inc......................................  1,231   29,357
    Muhak Co., Ltd.............................................  3,141   66,588
    Namhae Chemical Corp.......................................  3,185   25,157
    Namyang Dairy Products Co., Ltd............................    115   70,106
*   Nanos Co., Ltd.............................................  2,198    3,601
#*  Naturalendo Tech Co., Ltd..................................  1,533   25,203
    NAVER Corp.................................................    509  322,952
    NCSoft Corp................................................    938  210,802
    NeoPharm Co., Ltd..........................................  1,128   35,091
*   Neowiz Games Corp..........................................  1,463   18,376
    NEPES Corp.................................................  4,470   33,649
    Nexen Corp.................................................  5,501   39,260
    Nexen Tire Corp............................................ 10,835  130,352
*   Nexon GT Co., Ltd..........................................  2,833   25,318
    NH Investment & Securities Co., Ltd........................ 26,748  248,987
*   NHN Entertainment Corp.....................................  4,415  259,856
    NHN KCP Corp...............................................  1,329   26,344
    NICE Holdings Co., Ltd.....................................  7,246  126,189
    Nice Information & Telecommunication, Inc..................  1,600   48,351
    NICE Information Service Co., Ltd..........................  6,781   43,358
    NICE Total Cash Management Co., Ltd........................  4,043   24,332
    Nong Shim Holdings Co., Ltd................................    505   58,155
    Nong Woo Bio Co., Ltd......................................  1,161   24,720
    NongShim Co., Ltd..........................................    507  152,364
    NOROO Paint & Coatings Co., Ltd............................  2,394   22,472

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
SOUTH KOREA -- (Continued)
*   NS Shopping Co., Ltd.....................................    560 $   89,416
#*  OCI Co., Ltd.............................................  4,083    340,461
*   Omnisystem Co., Ltd...................................... 13,737     42,580
    Orion Corp...............................................    165    135,903
*   Osstem Implant Co., Ltd..................................  1,259     85,727
    Ottogi Corp..............................................     90     62,910
*   Pan Ocean Co., Ltd....................................... 31,053    102,037
    Paradise Co., Ltd........................................  6,907     98,803
    Partron Co., Ltd......................................... 11,330    119,939
*   Paru Co., Ltd............................................ 14,061     50,627
    Poongsan Corp............................................  6,855    190,434
    Poongsan Holdings Corp...................................    334     12,811
    POSCO....................................................  3,587    726,822
    POSCO Sponsored ADR...................................... 11,313    573,343
    POSCO Chemtech Co., Ltd..................................  3,310     32,980
    Posco Daewoo Corp........................................ 12,076    231,383
*   Posco ICT Co., Ltd....................................... 13,262     72,651
*   Power Logics Co., Ltd.................................... 10,823     47,363
    Pulmuone Co., Ltd........................................    213     25,492
    Pyeong Hwa Automotive Co., Ltd...........................  4,745     49,814
*   S&C Engine Group, Ltd.................................... 13,800     20,351
*   S&S Tech Corp............................................  3,957     34,013
    S&T Dynamics Co., Ltd....................................  5,618     49,488
    S&T Holdings Co., Ltd....................................  1,818     30,597
    S&T Motiv Co., Ltd.......................................  1,773     96,243
    S-1 Corp.................................................  1,603    145,571
*   S-Connect Co., Ltd....................................... 22,401     62,034
    S-Oil Corp...............................................  1,894    130,417
*   Sajo Industries Co., Ltd.................................    503     30,638
    Sam Chun Dang Pharm Co., Ltd.............................  5,368     47,254
    Sam Young Electronics Co., Ltd...........................  2,512     27,465
    Sam Yung Trading Co., Ltd................................  1,601     27,724
    Samchully Co., Ltd.......................................    400     38,061
    Samchuly Bicycle Co., Ltd................................  2,639     40,834
*   Samho International Co., Ltd.............................    805     11,954
    SAMHWA Paints Industrial Co., Ltd........................  1,278     13,153
    Samick Musical Instruments Co., Ltd......................  9,330     23,359
    Samick THK Co., Ltd......................................  3,397     31,255
    Samjin Pharmaceutical Co., Ltd...........................  4,150    122,489
    Samkee Automotive Co., Ltd...............................  5,315     19,388
    Samkwang Glass...........................................    293     21,646
    Samlip General Foods Co., Ltd............................    385     66,031
    Sammok S-Form Co., Ltd...................................  1,262     18,427
    Samsung C&T Corp.........................................    799     96,719
    Samsung Card Co., Ltd....................................  7,929    306,215
    Samsung Electro-Mechanics Co., Ltd....................... 11,404    563,030
    Samsung Electronics Co., Ltd.............................  7,245  9,968,954
#*  Samsung Engineering Co., Ltd............................. 30,258    287,588
    Samsung Fire & Marine Insurance Co., Ltd.................  1,821    433,945
#*  Samsung Heavy Industries Co., Ltd........................ 29,378    261,976
    Samsung Life Insurance Co., Ltd..........................  4,120    358,434
    Samsung SDI Co., Ltd.....................................  4,329    409,255
    Samsung SDS Co., Ltd.....................................  1,090    153,128

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
SOUTH KOREA -- (Continued)
    Samsung Securities Co., Ltd.............................. 10,639 $  359,962
#*  SAMT Co., Ltd............................................ 26,728     42,259
    Samwha Capacitor Co., Ltd................................  3,391     35,644
    Samyang Corp.............................................    831     71,942
    Samyang Holdings Corp....................................    931    100,449
    Samyang Tongsang Co., Ltd................................    454     20,933
    SBS Media Holdings Co., Ltd.............................. 14,920     40,525
    Seah Besteel Corp........................................  3,214     77,070
    SeAH Steel Corp..........................................  1,414     88,248
    Sebang Co., Ltd..........................................  3,396     48,492
    Sebang Global Battery Co., Ltd...........................  2,869     99,189
*   Seegene, Inc.............................................  1,200     38,974
    Sejong Industrial Co., Ltd...............................  2,136     20,994
#   Sekonix Co., Ltd.........................................  3,832     62,887
*   Seobu T&D................................................  2,078     38,369
    Seohan Co., Ltd.......................................... 25,689     45,467
*   Seohee Construction Co., Ltd............................. 33,295     44,344
    Seoul Auction Co., Ltd...................................  2,406     34,540
    Seoul Semiconductor Co., Ltd............................. 11,483    172,152
    SEOWONINTECH Co., Ltd....................................  3,132     32,782
    SFA Engineering Corp.....................................  1,965    106,007
*   SFA Semicon Co, Ltd......................................  9,636     22,706
    SH Energy & Chemical Co., Ltd............................ 26,194     41,148
    Shinhan Financial Group Co., Ltd......................... 12,285    439,006
    Shinhan Financial Group Co., Ltd. ADR....................  3,200    114,208
    Shinsegae Co., Ltd.......................................  1,721    280,029
    Shinsegae Engineering & Construction Co., Ltd............    863     35,840
    Shinsegae Food Co., Ltd..................................    316     44,790
    Shinsegae International, Inc.............................    191     13,361
#*  Shinsung Tongsang Co., Ltd............................... 23,223     29,050
*   Shinwha Intertek Corp.................................... 10,450     46,913
    Shinyoung Securities Co., Ltd............................    586     26,373
    SHOWBOX Corp.............................................  5,036     35,592
    Silicon Works Co., Ltd...................................  2,175     61,387
*   SIMMTECH HOLDINGS Co., Ltd............................... 18,290     50,951
    Sindoh Co., Ltd..........................................  1,902     87,825
    SK Chemicals Co., Ltd....................................  1,639     97,894
    SK Gas, Ltd..............................................  1,631    123,942
    SK Holdings Co., Ltd.....................................  2,800    522,420
    SK Hynix, Inc............................................ 46,357  1,427,521
    SK Innovation Co., Ltd...................................  4,948    652,039
    SK Materials Co., Ltd....................................    620     81,557
    SK Networks Co., Ltd..................................... 24,430    135,790
#*  SK Securities Co., Ltd................................... 99,631    108,338
    SK Telecom Co., Ltd......................................    354     72,764
    SK Telecom Co., Ltd. ADR.................................  1,400     32,074
    SKC Co., Ltd.............................................  5,686    152,031
    SKCKOLONPI, Inc..........................................  4,953     53,113
    SL Corp..................................................  4,432     57,153
*   SM Entertainment Co......................................  2,093     57,926
    Solid, Inc...............................................  3,236     14,046
    Songwon Industrial Co., Ltd..............................  3,741     67,291
*   Sonokong Co., Ltd........................................  6,787     36,954

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
SOUTH KOREA -- (Continued)
    Soulbrain Co., Ltd.........................................  3,188 $185,284
    Spigen Korea Co., Ltd......................................  1,063   60,155
#*  Ssangyong Cement Industrial Co., Ltd.......................  7,674  130,924
    Suheung Co., Ltd...........................................  1,335   50,007
    Sunchang Corp..............................................  2,455   23,589
    Sung Kwang Bend Co., Ltd...................................  9,320   76,850
    Sungchang Enterprise Holdings, Ltd......................... 23,155   67,207
*   Sungshin Cement Co., Ltd...................................  4,554   45,220
    Sungwoo Hitech Co., Ltd.................................... 11,806   86,343
#*  Suprema HQ, Inc............................................    570    6,043
*   Suprema, Inc...............................................    529   12,387
    Systems Technology, Inc....................................  3,102   26,929
    Taekwang Industrial Co., Ltd...............................    109   87,386
*   Taewoong Co., Ltd..........................................  4,558   86,560
*   Taeyoung Engineering & Construction Co., Ltd............... 11,847   64,386
*   Taihan Electric Wire Co., Ltd.............................. 11,757   23,479
*   TBH Global Co., Ltd........................................  2,512   21,781
    TechWing, Inc..............................................  4,245   54,845
*   Texcell-NetCom Co., Ltd.................................... 12,437   59,906
*   TK Chemical Corp........................................... 10,111   19,856
    TK Corp....................................................  4,503   35,030
*   Tongyang Cement & Energy Corp..............................  6,670   26,583
    Tongyang Life Insurance Co, Ltd............................ 13,038  125,231
#   Tongyang, Inc.............................................. 41,619  133,754
    Toptec Co., Ltd............................................  2,028   36,757
    Tovis Co., Ltd.............................................  5,714   49,633
    TS Corp....................................................    743   16,943
    Ubiquoss, Inc..............................................  2,757   25,267
    Unid Co., Ltd..............................................  2,127   86,447
    UniTest, Inc...............................................  4,699   41,234
    Value Added Technologies Co., Ltd..........................  1,541   53,831
    Viatron Technologies, Inc..................................  1,640   40,123
    Vieworks Co., Ltd..........................................    973   43,295
    Visang Education, Inc......................................  2,929   38,622
    Vitzrocell Co., Ltd........................................  2,406   26,197
#*  Webzen, Inc................................................  2,004   33,659
#*  WeMade Entertainment Co., Ltd..............................  1,114   23,900
    Whanin Pharmaceutical Co., Ltd.............................  4,204   60,675
    WillBes & Co. (The)........................................ 19,813   45,796
    WiSoL Co., Ltd.............................................  4,403   59,626
*   Wonik Holdings Co., Ltd....................................  6,782   47,321
*   WONIK IPS Co., Ltd.........................................  7,136  158,318
*   Wonik Materials Co., Ltd...................................  1,168   72,956
*   Wonik QnC Corp.............................................  1,759   29,282
*   Woongjin Co., Ltd.......................................... 13,424   35,320
*   Woongjin Thinkbig Co., Ltd.................................  2,458   24,572
    Woori Bank................................................. 38,391  346,420
    Y G-1 Co., Ltd.............................................  2,624   24,034
*   YD Online Corp.............................................  5,106   40,172
    Yeong Hwa Metal Co., Ltd................................... 22,475   41,218
    YES24 Co., Ltd.............................................  2,337   14,243
    YG Entertainment, Inc......................................    593   20,217
    Youlchon Chemical Co., Ltd.................................  1,481   18,440

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
SOUTH KOREA -- (Continued)
    Young Poong Corp.......................................      88 $    88,484
    Youngone Corp..........................................   2,889      91,525
    Youngone Holdings Co., Ltd.............................   1,998     108,257
#*  Yuanta Securities Korea Co., Ltd.......................  35,299     116,257
    Yuhan Corp.............................................     251      68,680
                                                                    -----------
TOTAL SOUTH KOREA..........................................          71,929,139
                                                                    -----------
SPAIN -- (1.7%)
    Abertis Infraestructuras SA............................  15,339     241,309
    Acciona SA.............................................   7,613     561,930
    Acerinox SA............................................  36,092     482,608
    ACS Actividades de Construccion y Servicios SA.........  28,694     822,813
    Aena SA................................................   2,115     305,071
    Almirall SA............................................  15,815     254,003
    Amadeus IT Holding SA Class A..........................  16,886     792,810
    Applus Services SA.....................................  15,430     164,032
    Atresmedia Corp de Medios de Comunicacion SA...........   8,092      84,745
    Banco Bilbao Vizcaya Argentaria SA..................... 412,856   2,410,232
    Banco Bilbao Vizcaya Argentaria SA Sponsored ADR.......  25,829     150,841
    Banco de Sabadell SA................................... 964,769   1,319,298
    Banco Popular Espanol SA............................... 259,578     363,581
    Banco Santander SA..................................... 715,205   3,036,252
    Banco Santander SA Sponsored ADR.......................  80,861     342,849
    Bankia SA.............................................. 728,378     558,974
    Bankinter SA...........................................  93,354     651,174
*   Baron de Ley...........................................     258      29,758
#   Bolsas y Mercados Espanoles SHMSF SA...................  10,764     323,427
    CaixaBank SA........................................... 190,253     477,722
    Cia de Distribucion Integral Logista Holdings SA.......   5,572     134,489
    Cie Automotive SA......................................  17,382     337,581
    Construcciones y Auxiliar de Ferrocarriles SA..........     492     179,278
    Distribuidora Internacional de Alimentacion SA.........  86,011     536,438
#   Duro Felguera SA.......................................  14,383      21,058
    Ebro Foods SA..........................................  17,019     388,168
*   eDreams ODIGEO SA......................................  17,017      42,389
    Enagas SA..............................................  32,025     976,342
    Ence Energia y Celulosa SA.............................  29,933      75,616
    Endesa SA..............................................  21,208     445,520
#*  Ercros SA..............................................  36,300      68,975
    Faes Farma SA..........................................  51,427     203,034
    Ferrovial SA...........................................  16,676     345,165
    Gamesa Corp. Tecnologica SA............................  43,715     927,566
    Gas Natural SDG SA.....................................  46,205     955,737
    Grifols SA.............................................  16,715     366,417
    Grupo Catalana Occidente SA............................   9,722     273,135
    Iberdrola SA(B288C92).................................. 263,680   1,811,727
*   Iberdrola SA(BD3JCF3)..................................   5,860      40,256
*   Indra Sistemas SA......................................  11,021     133,625
    Industria de Diseno Textil SA..........................  16,802     581,076
    Inmobiliaria Colonial SA...............................  30,104     238,207
*   Liberbank SA........................................... 118,650      90,681
    Mapfre SA.............................................. 287,730     704,179
    Mediaset Espana Comunicacion SA........................  20,873     239,897

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
SPAIN -- (Continued)
    Melia Hotels International SA..........................  15,073 $   178,832
    Miquel y Costas & Miquel SA............................   2,203      94,981
*   NH Hotel Group SA......................................  43,409     197,585
    Obrascon Huarte Lain SA................................  29,817     110,948
    Papeles y Cartones de Europa SA........................   7,292      42,434
*   Pharma Mar SA..........................................  17,562      45,145
#*  Promotora de Informaciones SA Class A..................  13,001      77,023
    Prosegur Cia de Seguridad SA...........................  43,888     298,382
    Red Electrica Corp. SA.................................  35,236     807,073
    Repsol SA..............................................  63,998     810,637
    Repsol SA Sponsored ADR................................   8,356     105,451
    Sacyr SA...............................................  83,024     146,190
    Tecnicas Reunidas SA...................................   5,098     158,096
    Telefonica SA.......................................... 134,834   1,320,670
    Telefonica SA Sponsored ADR............................   6,232      60,824
#   Tubacex SA.............................................  16,075      42,320
    Tubos Reunidos SA......................................   7,042       4,923
    Vidrala SA.............................................   4,241     262,632
    Viscofan SA............................................   5,367     287,132
    Zardoya Otis SA........................................  26,749     262,538
                                                                    -----------
TOTAL SPAIN................................................          28,803,801
                                                                    -----------
SWEDEN -- (2.1%)
    AAK AB.................................................   4,623     341,782
    Acando AB..............................................  21,851      47,803
*   AddLife AB.............................................   1,848      27,072
    AddTech AB Class B.....................................   5,914      85,480
    AF AB Class B..........................................  11,894     216,220
    Alfa Laval AB..........................................  12,509     197,150
#*  Arcam AB...............................................   2,317      45,070
    Assa Abloy AB Class B..................................  40,078     879,233
    Atlas Copco AB Class A.................................  19,698     552,955
    Atlas Copco AB Class B.................................   6,884     176,029
#   Atrium Ljungberg AB Class B............................   5,545      93,552
    Avanza Bank Holding AB.................................   4,088     146,221
    Axfood AB..............................................   8,512     152,959
    B&B Tools AB Class B...................................   5,455     105,173
    Beijer Alma AB.........................................   3,061      68,329
    Betsson AB.............................................  15,660     146,893
    Bilia AB Class A.......................................  10,259     263,060
    BillerudKorsnas AB.....................................  42,750     743,065
    BioGaia AB Class B.....................................   2,562      73,503
    Biotage AB.............................................  10,635      43,361
    Boliden AB.............................................  50,704   1,116,000
*   Bonava AB Class B......................................  17,611     205,191
#   Bulten AB..............................................   5,345      52,769
    Bure Equity AB.........................................  15,415     158,097
    Byggmax Group AB.......................................  15,597     113,007
    Castellum AB...........................................  37,558     568,032
    Clas Ohlson AB Class B.................................  10,767     179,642
    Cloetta AB Class B.....................................  57,700     210,374
    Com Hem Holding AB.....................................  13,640     116,485
    Concentric AB..........................................  11,883     145,151

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
SWEDEN -- (Continued)
    Dios Fastigheter AB........................................  7,967 $ 62,852
*   Doro AB....................................................  9,331   59,987
    Duni AB....................................................  9,329  129,686
    East Capital Explorer AB...................................  5,133   38,664
    Electrolux AB Series B..................................... 11,448  310,152
    Elekta AB Class B.......................................... 49,920  397,233
    Eltel AB...................................................  3,100   32,688
    Fabege AB.................................................. 21,031  375,480
*   Fastighets AB Balder Class B...............................  8,635  236,019
#*  Fingerprint Cards AB Class B............................... 33,245  388,116
    Getinge AB Class B......................................... 22,794  462,013
    Granges AB................................................. 10,577  107,536
    Gunnebo AB.................................................  3,274   15,477
    Haldex AB.................................................. 11,172  137,384
    Hemfosa Fastigheter AB..................................... 24,322  260,747
    Hennes & Mauritz AB Class B................................ 16,626  502,073
    Hexagon AB Class B.........................................  9,138  360,455
    Hexpol AB.................................................. 49,657  441,819
    HIQ International AB....................................... 15,496   97,833
    Holmen AB Class B.......................................... 13,189  446,600
    Hufvudstaden AB Class A.................................... 17,897  298,890
    Husqvarna AB Class A.......................................  2,777   23,753
    Husqvarna AB Class B....................................... 96,883  831,593
#   ICA Gruppen AB.............................................  6,649  222,464
    Indutrade AB............................................... 18,684  395,110
#   Intrum Justitia AB.........................................  9,101  292,190
    Inwido AB..................................................  9,036  113,495
    ITAB Shop Concept AB Class B...............................  4,296   35,917
    JM AB...................................................... 19,516  506,025
    KappAhl AB................................................. 23,625  115,870
    Klovern AB Class B......................................... 85,401  109,275
    Kungsleden AB.............................................. 28,028  208,824
    Lagercrantz Group AB Class B...............................  2,208   20,903
    Lifco AB Class B...........................................  2,270   68,859
    Lindab International AB.................................... 18,665  174,162
    Loomis AB Class B.......................................... 14,470  417,437
*   Lundin Petroleum AB........................................ 16,381  271,558
    Meda AB Class A............................................ 26,579  495,733
*   Medivir AB Class B.........................................  5,509   36,877
#   Mekonomen AB...............................................  6,188  143,176
    Millicom International Cellular SA......................... 12,324  658,026
#   Modern Times Group MTG AB Class B.......................... 11,076  288,740
#   MQ Holding AB.............................................. 11,956   48,418
#   Mycronic AB................................................ 16,066  186,334
    NCC AB Class B............................................. 17,611  424,714
    NetEnt AB.................................................. 19,494  164,978
    New Wave Group AB Class B..................................  9,968   54,515
    Nibe Industrier AB Class B................................. 54,160  465,183
    Nobia AB................................................... 26,013  244,332
    Nolato AB Class B.......................................... 10,350  278,888
    Nordea Bank AB............................................. 84,722  754,845
    Nordnet AB Class B......................................... 23,088   76,652
#   Opus Group AB.............................................. 60,121   44,275

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
SWEDEN -- (Continued)
*   Oriflame Holding AG....................................   2,441 $    62,877
    Peab AB................................................  42,875     344,590
    Pricer AB Class B......................................  33,309      32,357
#*  Qliro Group AB.........................................  26,974      30,239
    Ratos AB Class B.......................................  54,813     277,045
    RaySearch Laboratories AB..............................   4,704      73,019
#   Recipharm AB Class B...................................   1,223      19,718
    Rezidor Hotel Group AB.................................  25,056     104,182
    Saab AB Class B........................................  11,289     387,638
    Sagax AB Class B.......................................     142       1,418
    Sandvik AB.............................................  49,703     532,555
#*  SAS AB.................................................  20,939      41,095
    Scandi Standard AB.....................................  14,326     107,925
    Securitas AB Class B...................................  33,360     548,902
    Skandinaviska Enskilda Banken AB Class A...............  90,218     791,038
    Skanska AB Class B.....................................  13,978     297,151
    SKF AB Class B.........................................  34,967     553,991
    SkiStar AB.............................................   1,654      26,081
#*  SSAB AB Class A(BPRBWK4)...............................   2,266       7,123
#*  SSAB AB Class A(B17H0S8)...............................  61,083     192,081
*   SSAB AB Class B(B17H3F6)............................... 158,923     393,309
*   SSAB AB Class B(BPRBWM6)...............................  12,844      31,829
    Svenska Cellulosa AB SCA Class A.......................   2,277      67,503
    Svenska Cellulosa AB SCA Class B.......................  34,871   1,036,669
    Svenska Handelsbanken AB Class A.......................  54,981     661,038
    Svenska Handelsbanken AB Class B.......................   2,115      26,227
    Sweco AB Class B.......................................  10,944     200,585
    Swedbank AB Class A....................................  32,505     682,431
    Swedish Match AB.......................................  10,762     392,596
    Tele2 AB Class B.......................................  75,771     640,146
#   Telefonaktiebolaget LM Ericsson Class A................   1,268       9,345
    Telefonaktiebolaget LM Ericsson Class B................ 115,223     859,262
    Telefonaktiebolaget LM Ericsson Sponsored ADR..........   8,088      60,417
    Telia Co AB............................................ 274,458   1,252,397
    Thule Group AB (The)...................................   7,180     115,198
    Trelleborg AB Class B..................................  36,443     664,258
    Unibet Group P.L.C.....................................  25,071     255,329
    Victoria Park AB Class B...............................   8,944      30,198
    Vitrolife AB...........................................   1,709      97,477
    Volvo AB Class A.......................................  30,091     319,736
    Volvo AB Class B....................................... 149,843   1,596,679
    Wallenstam AB Class B..................................  25,158     219,445
    Wihlborgs Fastigheter AB...............................  12,254     271,696
                                                                    -----------
TOTAL SWEDEN...............................................          34,919,278
                                                                    -----------
SWITZERLAND -- (4.7%)
    ABB, Ltd............................................... 127,841   2,715,609
    ABB, Ltd. Sponsored ADR................................  11,588     246,245
    Actelion, Ltd..........................................   4,280     758,124
    Adecco Group AG........................................  16,842     924,389
*   AFG Arbonia-Forster Holding AG.........................  10,309     162,649
    Allreal Holding AG.....................................   3,716     548,981
#*  Alpiq Holding AG.......................................   1,161      87,531

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
SWITZERLAND -- (Continued)
    ALSO Holding AG..........................................    884 $   67,586
    ams AG................................................... 10,328    342,428
    APG SGA SA...............................................    173     73,525
    Aryzta AG................................................ 14,103    529,836
    Ascom Holding AG.........................................  9,418    160,848
    Autoneum Holding AG......................................    802    225,768
    Bachem Holding AG Class B................................    635     51,655
    Baloise Holding AG....................................... 12,615  1,419,897
    Banque Cantonale Vaudoise................................    838    567,252
    Barry Callebaut AG.......................................    521    680,942
    Basler Kantonalbank......................................    177     12,340
    Belimo Holding AG........................................    118    374,089
    Bell AG..................................................    300    118,248
    Bellevue Group AG........................................  1,575     22,231
    Berner Kantonalbank AG...................................    635    123,886
#   BKW AG...................................................  2,956    135,750
    Bobst Group SA...........................................  2,605    144,883
#   Bossard Holding AG Class A...............................  1,689    205,501
    Bucher Industries AG.....................................  1,964    487,706
    Burckhardt Compression Holding AG........................    664    198,882
    Burkhalter Holding AG....................................    445     61,755
    Cembra Money Bank AG.....................................  6,903    495,577
    Chocoladefabriken Lindt & Spruengli AG...................      5    353,258
    Cie Financiere Richemont SA.............................. 34,998  2,127,598
    Clariant AG.............................................. 80,922  1,407,567
    Coltene Holding AG.......................................    214     15,750
    Conzzeta AG..............................................    247    163,597
*   COSMO Pharmaceuticals NV.................................    718    115,657
    Credit Suisse Group AG................................... 41,515    477,411
    Credit Suisse Group AG Sponsored ADR..................... 11,668    134,884
    Daetwyler Holding AG.....................................  1,652    221,509
    DKSH Holding AG..........................................  6,187    437,093
    dorma+kaba Holding AG Class B............................    470    343,134
#*  Dufry AG.................................................  8,235    947,614
    EFG International AG..................................... 17,185     81,889
    Emmi AG..................................................    550    354,408
    EMS-Chemie Holding AG....................................    594    325,023
    Feintool International Holding AG........................    215     22,580
    Flughafen Zuerich AG.....................................  5,725  1,073,209
    Forbo Holding AG.........................................    290    370,921
    Galenica AG..............................................    609    784,911
    GAM Holding AG........................................... 33,646    369,448
*   Gategroup Holding AG.....................................  7,391    394,258
    Geberit AG...............................................  1,470    566,917
    Georg Fischer AG.........................................  1,072    873,789
    Givaudan SA..............................................    361    741,401
    Gurit Holding AG.........................................    121     82,361
    Helvetia Holding AG......................................  1,750    878,811
    HOCHDORF Holding AG......................................    239     46,929
    Huber & Suhner AG........................................  2,295    133,534
    Implenia AG..............................................  3,654    248,540
    Inficon Holding AG.......................................    631    231,137
    Interroll Holding AG.....................................    130    131,932

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
SWITZERLAND -- (Continued)
    Intershop Holding AG...................................     189 $    92,616
    Julius Baer Group, Ltd.................................  31,428   1,288,674
    Kardex AG..............................................   2,083     209,168
    Komax Holding AG.......................................     876     195,273
    Kudelski SA............................................  13,192     280,973
    Kuehne + Nagel International AG........................   2,180     305,780
    LafargeHolcim, Ltd.(7110753)...........................  21,108   1,003,704
    LafargeHolcim, Ltd.(BZ3DNX4)...........................   6,741     321,787
    LEM Holding SA.........................................      70      61,955
    Liechtensteinische Landesbank AG.......................     303      11,856
    Logitech International SA(B18ZRK2).....................   5,234     104,486
#   Logitech International SA(H50430232)...................  27,599     553,360
    Lonza Group AG.........................................   8,641   1,627,276
*   Luzerner Kantonalbank AG...............................     896     383,491
    Metall Zug AG..........................................      59     173,411
#*  Meyer Burger Technology AG.............................   3,779      15,780
    Mobilezone Holding AG..................................   3,579      45,983
    Mobimo Holding AG......................................   1,847     444,694
    Nestle SA.............................................. 188,507  15,105,551
    Novartis AG............................................  46,381   3,846,986
    Novartis AG Sponsored ADR..............................  20,738   1,726,646
    OC Oerlikon Corp. AG...................................  46,622     436,304
    Orior AG...............................................   1,326      94,340
    Panalpina Welttransport Holding AG.....................   2,788     377,376
    Partners Group Holding AG..............................   1,312     600,063
    Phoenix Mecano AG......................................     117      59,022
    Plazza AG..............................................      96      23,158
    PSP Swiss Property AG..................................   5,860     590,827
    Rieter Holding AG......................................   1,006     211,975
    Roche Holding AG(7108918)..............................     572     147,242
    Roche Holding AG(7110388)..............................  11,852   3,025,436
    Romande Energie Holding SA.............................      10      10,688
    Schindler Holding AG...................................     681     131,501
*   Schmolz + Bickenbach AG................................  82,339      55,200
    Schweiter Technologies AG..............................     315     318,449
    SFS Group AG...........................................   2,483     189,477
    SGS SA.................................................     213     471,208
    Siegfried Holding AG...................................     989     207,968
    Sika AG................................................     321   1,503,801
    Sonova Holding AG......................................   6,608     904,637
    St Galler Kantonalbank AG..............................     691     284,117
    Straumann Holding AG...................................   1,341     511,963
    Sulzer AG..............................................   3,564     361,861
    Sunrise Communications Group AG........................   7,816     504,996
#   Swatch Group AG (The)(7184725).........................   2,568     672,415
    Swatch Group AG (The)(7184736).........................   4,447     227,014
    Swiss Life Holding AG..................................   6,607   1,507,120
    Swiss Prime Site AG....................................   9,146     839,992
    Swiss Re AG............................................  17,868   1,497,812
    Swisscom AG............................................   1,619     796,466
    Swissquote Group Holding SA............................   2,093      51,885
    Syngenta AG............................................   8,330   3,276,066
    Syngenta AG ADR........................................   4,074     320,298

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
SWITZERLAND -- (Continued)
    Tamedia AG.............................................     125 $    21,602
    Tecan Group AG.........................................   1,508     242,352
    Temenos Group AG.......................................   8,201     507,130
    U-Blox AG..............................................     708     179,180
    UBS Group AG(BRJL176)..................................  93,295   1,282,537
*   UBS Group AG(H42097107)................................  13,106     180,601
    Valiant Holding AG.....................................   3,225     307,529
    Valora Holding AG......................................     990     286,029
    Vaudoise Assurances Holding SA.........................     323     168,137
    Vetropack Holding AG...................................      26      40,853
    Vontobel Holding AG....................................   6,754     311,497
    VP Bank AG.............................................      62       6,166
    VZ Holding AG..........................................     422     126,011
    Warteck Invest AG......................................       6      12,003
    Ypsomed Holding AG.....................................     287      56,927
*   Zehnder Group AG.......................................   1,798      69,592
    Zuger Kantonalbank AG..................................       3      15,250
    Zurich Insurance Group AG..............................   7,020   1,685,452
                                                                    -----------
TOTAL SWITZERLAND..........................................          79,910,158
                                                                    -----------
TAIWAN -- (3.3%)
    A-DATA Technology Co., Ltd.............................  57,000      80,341
    Ability Enterprise Co., Ltd............................  56,988      31,338
    AcBel Polytech, Inc.................................... 121,000     100,128
    Accton Technology Corp................................. 116,000     201,489
    Acer, Inc.............................................. 537,000     256,003
    ACES Electronic Co., Ltd...............................  18,000      14,319
    Achem Technology Corp..................................  26,000       9,288
    Actron Technology Corp.................................  16,000      58,527
    Adlink Technology, Inc.................................  12,659      25,876
    Advanced Ceramic X Corp................................   5,000      27,492
    Advanced Semiconductor Engineering, Inc................ 700,000     826,343
    Advanced Semiconductor Engineering, Inc. ADR...........   6,800      39,100
    Advanced Wireless Semiconductor Co.....................  47,000      87,732
    Advantech Co., Ltd.....................................   7,000      54,471
*   AGV Products Corp...................................... 125,000      31,978
    Airtac International Group.............................  17,450     130,777
*   ALI Corp...............................................  69,000      38,561
    Alltop Technology Co., Ltd.............................  23,000      36,575
    Alpha Networks, Inc.................................... 134,300      86,069
    Altek Corp.............................................  71,000      51,168
    AmTRAN Technology Co., Ltd............................. 188,000     130,607
    Apacer Technology, Inc.................................  25,000      21,873
    Apex Biotechnology Corp................................  16,000      23,862
    Apex International Co., Ltd............................  46,000      57,654
    Arcadyan Technology Corp...............................  41,000      74,276
    Ardentec Corp..........................................  99,990      65,591
    Asia Cement Corp....................................... 207,000     189,349
*   Asia Optical Co., Inc..................................  63,000      54,444
    Asia Plastic Recycling Holding, Ltd....................  22,849      13,215
    Asia Polymer Corp......................................  73,000      41,217
    Asia Vital Components Co., Ltd.........................  85,000      68,475
    ASPEED Technology, Inc.................................   4,000      41,166

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES   VALUE++
                                                          --------- --------
TAIWAN -- (Continued)
    Asustek Computer, Inc................................    46,000 $400,239
    Aten International Co., Ltd..........................    22,000   56,559
    AU Optronics Corp.................................... 1,862,000  760,911
    AU Optronics Corp. Sponsored ADR.....................    12,300   50,922
    Avalue Technology, Inc...............................     9,000   18,425
    Axiomtek Co., Ltd....................................    10,000   21,901
    Basso Industry Corp..................................    22,000   68,737
    BenQ Materials Corp..................................    28,000   15,190
    BES Engineering Corp.................................   377,000   64,290
    Bioteque Corp........................................     8,000   38,774
    Bizlink Holding, Inc.................................    10,496   64,628
    Boardtek Electronics Corp............................    37,000   47,383
    Capital Securities Corp..............................   439,000  120,037
    Career Technology MFG. Co., Ltd......................    95,000   53,815
#   Casetek Holdings, Ltd................................    34,000  137,320
    Catcher Technology Co., Ltd..........................    85,000  592,646
    Cathay Financial Holding Co., Ltd....................   456,000  512,961
*   Cathay Real Estate Development Co., Ltd..............   180,000   80,678
#   Chailease Holding Co., Ltd...........................   234,760  416,833
    Chang Hwa Commercial Bank, Ltd.......................   397,510  213,902
    Channel Well Technology Co., Ltd.....................    48,000   49,970
    Charoen Pokphand Enterprise..........................    33,000   38,254
    Chaun-Choung Technology Corp.........................    12,000   56,843
    CHC Healthcare Group.................................    22,000   34,096
    Chen Full International Co., Ltd.....................    13,000   22,244
    Chenbro Micom Co., Ltd...............................    23,000   42,951
    Cheng Loong Corp.....................................   193,000   67,732
    Cheng Shin Rubber Industry Co., Ltd..................    83,000  173,268
    Cheng Uei Precision Industry Co., Ltd................   124,000  168,505
    Chicony Electronics Co., Ltd.........................    67,576  167,212
    Chilisin Electronics Corp............................    19,000   40,989
    Chimei Materials Technology Corp.....................    97,000   47,047
    Chin-Poon Industrial Co., Ltd........................    62,000  136,158
    China Airlines, Ltd..................................   817,000  240,208
    China Bills Finance Corp.............................   280,000  106,605
    China Chemical & Pharmaceutical Co., Ltd.............    42,000   23,955
    China Development Financial Holding Corp.............   857,000  208,662
    China General Plastics Corp..........................   137,000   70,702
    China Life Insurance Co., Ltd........................   617,032  510,432
*   China Man-Made Fiber Corp............................   236,000   57,572
    China Metal Products.................................    87,000   89,580
    China Motor Corp.....................................   163,000  123,463
#*  China Petrochemical Development Corp.................   604,000  143,561
#   China Steel Chemical Corp............................    27,000   88,838
    China Steel Corp.....................................   688,000  475,946
    China Synthetic Rubber Corp..........................   123,110   89,323
    Chipbond Technology Corp.............................   154,000  210,651
    ChipMOS TECHNOLOGIES, Inc............................    42,000   43,549
    Chlitina Holding, Ltd................................     7,000   40,662
    Chong Hong Construction Co., Ltd.....................    44,100   80,005
    Chroma ATE, Inc......................................    34,000   85,752
    Chun Yuan Steel......................................    53,000   17,018
*   Chung Hung Steel Corp................................   224,000   40,010

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                              SHARES   VALUE++
                                                             --------- --------
TAIWAN -- (Continued)
    Chung Hwa Pulp Corp.....................................   108,228 $ 31,002
    Chung-Hsin Electric & Machinery Manufacturing Corp......    97,000   56,106
    Chunghwa Telecom Co., Ltd...............................    22,000   78,617
    Chunghwa Telecom Co., Ltd. Sponsored ADR................     3,400  122,842
    Cleanaway Co., Ltd......................................     7,000   38,106
    Clevo Co................................................   111,000  100,380
*   CMC Magnetics Corp......................................   570,219   70,181
    Compal Electronics, Inc.................................   848,000  532,836
    Compeq Manufacturing Co., Ltd...........................   270,000  141,490
*   Continental Holdings Corp...............................    62,000   20,866
    Coretronic Corp.........................................   185,000  174,715
    Coxon Precise Industrial Co., Ltd.......................    34,000   40,323
    CSBC Corp. Taiwan.......................................   119,000   54,973
    CTBC Financial Holding Co., Ltd......................... 1,456,077  803,894
    CTCI Corp...............................................    81,000  114,286
    Cub Elecparts, Inc......................................     3,449   41,822
    CviLux Corp.............................................     9,000    7,140
    Cyberlink Corp..........................................    13,000   28,712
    CyberPower Systems, Inc.................................    12,000   42,524
    CyberTAN Technology, Inc................................   105,000   68,082
    D-Link Corp.............................................   210,800   80,668
    Da-Li Development Co., Ltd..............................    30,236   22,961
*   Danen Technology Corp...................................   107,000   26,678
    Darfon Electronics Corp.................................    41,000   23,173
    Darwin Precisions Corp..................................   183,000   79,479
    De Licacy Industrial Co., Ltd...........................    32,787   31,182
    Delta Electronics, Inc..................................    43,365  228,735
    Depo Auto Parts Ind Co., Ltd............................    35,000  116,843
    DFI, Inc................................................    15,000   23,754
    Dynapack International Technology Corp..................    34,000   47,224
*   E Ink Holdings, Inc.....................................   264,000  156,704
    E-Lead Electronic Co., Ltd..............................    19,000   18,970
    E.Sun Financial Holding Co., Ltd........................   515,893  288,116
#   Eclat Textile Co., Ltd..................................    13,160  147,513
    Edom Technology Co., Ltd................................    31,334   18,354
    eGalax_eMPIA Technology, Inc............................    17,680   28,199
    Elan Microelectronics Corp..............................    47,000   55,786
    Elite Advanced Laser Corp...............................    14,400   57,201
    Elite Material Co., Ltd.................................    55,000  125,013
    Elite Semiconductor Memory Technology, Inc..............    51,000   47,072
    Elitegroup Computer Systems Co., Ltd....................    82,000   42,181
#   eMemory Technology, Inc.................................    11,000  110,737
    Ennoconn Corp...........................................     5,253   78,772
    EnTie Commercial Bank Co., Ltd..........................    51,000   22,137
#   Epistar Corp............................................   245,000  189,361
    Eternal Materials Co., Ltd..............................   143,640  149,637
    Etron Technology, Inc...................................    23,000    9,572
*   Eva Airways Corp........................................   555,000  264,187
    Everest Textile Co., Ltd................................    59,000   28,792
    Evergreen International Storage & Transport Corp........   135,000   55,680
    Evergreen Marine Corp. Taiwan, Ltd......................   332,610  128,849
    Everlight Chemical Industrial Corp......................    90,405   57,987
    Everlight Electronics Co., Ltd..........................   107,000  174,174

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                               SHARES  VALUE++
                                                               ------- --------
TAIWAN -- (Continued)
    Excelsior Medical Co., Ltd................................  17,000 $ 27,239
#   Far Eastern Department Stores, Ltd........................ 343,000  196,320
    Far Eastern International Bank............................ 602,781  175,888
    Far Eastern New Century Corp.............................. 261,100  204,039
    Far EasTone Telecommunications Co., Ltd...................  56,000  128,749
    Faraday Technology Corp...................................  29,600   34,740
    Farglory Land Development Co., Ltd........................  93,000  100,192
    Federal Corp.............................................. 118,555   52,586
    Feng Hsin Steel Co., Ltd..................................  73,000   96,184
#   Feng TAY Enterprise Co., Ltd..............................  27,484  124,194
#   First Financial Holding Co., Ltd.......................... 670,774  372,253
    First Steamship Co., Ltd..................................  38,000    9,586
#   FLEXium Interconnect, Inc.................................  73,451  196,145
    Flytech Technology Co., Ltd...............................  24,297   81,943
    FocalTech Systems Co., Ltd................................  44,228   40,398
    Formosa Chemicals & Fibre Corp............................  96,000  250,171
    Formosa International Hotels Corp.........................   8,672   51,115
    Formosa Laboratories, Inc.................................  17,000   54,371
    Formosa Petrochemical Corp................................  35,000   99,582
    Formosa Plastics Corp.....................................  73,000  178,132
    Formosa Taffeta Co., Ltd.................................. 153,000  145,126
    Formosan Rubber Group, Inc................................ 131,000   62,807
    Formosan Union Chemical...................................  74,000   41,174
    Foxconn Technology Co., Ltd............................... 103,500  251,167
    Fubon Financial Holding Co., Ltd.......................... 429,000  533,857
    Fulgent Sun International Holding Co., Ltd................  18,000   36,951
    Fulltech Fiber Glass Corp.................................  92,000   38,738
*   G Tech Optoelectronics Corp...............................  19,000    7,451
    Gemtek Technology Corp....................................  81,000   45,452
*   Genesis Photonics, Inc....................................  34,000    5,506
*   Genius Electronic Optical Co., Ltd........................  12,000   21,745
    GeoVision, Inc............................................  19,800   39,117
    Getac Technology Corp..................................... 102,000   76,896
#   Giant Manufacturing Co., Ltd..............................  19,000  128,288
    Giantplus Technology Co., Ltd.............................  55,000   35,039
    Gigabyte Technology Co., Ltd.............................. 149,000  189,305
    Gigasolar Materials Corp..................................   3,000   43,231
#*  Gigastorage Corp.......................................... 102,000   73,653
    Ginko International Co., Ltd..............................   9,000   93,067
#*  Gintech Energy Corp....................................... 126,338   93,100
    Global Lighting Technologies, Inc.........................   9,000   25,487
    Global Mixed Mode Technology, Inc.........................  10,000   20,458
    Global Unichip Corp.......................................  11,000   26,461
    Globalwafers Co., Ltd.....................................  19,000   38,951
    Gloria Material Technology Corp........................... 173,680   87,991
    Glory Science Co., Ltd....................................  13,000   23,383
*   Gold Circuit Electronics, Ltd............................. 160,000   57,016
    Goldsun Building Materials Co., Ltd....................... 363,000   92,536
    Gourmet Master Co., Ltd...................................   7,000   74,890
    Grand Pacific Petrochemical............................... 231,000  121,780
    Grand Plastic Technology Corp.............................   7,000   44,939
#   Grape King Bio, Ltd.......................................  12,000   80,542
    Great Wall Enterprise Co., Ltd............................ 141,000  119,612

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
    Greatek Electronics, Inc..............................    82,000 $  100,730
*   Green Energy Technology, Inc..........................    44,000     26,085
    Green Seal Holding, Ltd...............................     6,000     27,689
    Hannstar Board Corp...................................    51,000     16,552
#*  HannStar Display Corp.................................   756,000    127,949
*   HannsTouch Solution, Inc..............................    58,797     12,085
    Hermes Microvision, Inc...............................     2,000     85,237
    Hey Song Corp.........................................    48,000     49,092
#   Highwealth Construction Corp..........................   157,300    240,062
    Hiroca Holdings, Ltd..................................    19,000     68,879
    Hitron Technology, Inc................................    65,000     43,876
#   Hiwin Technologies Corp...............................    35,420    173,855
*   Ho Tung Chemical Corp.................................   229,000     53,489
    Holiday Entertainment Co., Ltd........................    18,000     28,274
    Holtek Semiconductor, Inc.............................    37,000     61,611
    Holy Stone Enterprise Co., Ltd........................    37,000     40,777
    Hon Hai Precision Industry Co., Ltd...................   709,800  1,958,768
    Hota Industrial Manufacturing Co., Ltd................    16,000     72,887
#   Hotai Motor Co., Ltd..................................    12,000    120,563
    Hsin Kuang Steel Co., Ltd.............................    44,000     22,287
#   HTC Corp..............................................   119,000    354,890
    Hu Lane Associate, Inc................................    11,000     49,265
    Hua Nan Financial Holdings Co., Ltd...................   541,530    295,585
#   Huaku Development Co., Ltd............................    72,000    120,316
    Huang Hsiang Construction Corp........................    25,000     27,063
    Hung Poo Real Estate Development Corp.................    69,000     57,879
    Hung Sheng Construction, Ltd..........................    95,000     49,130
    Ibase Technology, Inc.................................    17,853     35,895
*   Ichia Technologies, Inc...............................    69,000     32,266
    IEI Integration Corp..................................    71,000     90,777
    Infortrend Technology, Inc............................    63,000     32,087
    Innolux Corp.......................................... 1,418,000    525,205
#*  Inotera Memories, Inc.................................   347,000    283,447
    Integrated Service Technology, Inc....................    11,000     41,637
    Inventec Corp.........................................   353,000    274,369
    Iron Force Industrial Co., Ltd........................     9,000     62,282
    ITE Technology, Inc...................................    21,000     19,574
    ITEQ Corp.............................................    66,000     70,328
    Jess-Link Products Co., Ltd...........................    10,000      8,540
    Jih Sun Financial Holdings Co., Ltd...................   428,294     94,509
    Johnson Health Tech Co., Ltd..........................    13,065     19,228
    KD Holding Corp.......................................     4,000     22,766
    KEE TAI Properties Co., Ltd...........................   114,000     45,731
    Kenda Rubber Industrial Co., Ltd......................    72,450    115,845
    Kerry TJ Logistics Co., Ltd...........................    31,000     41,680
    Kindom Construction Corp..............................   115,000     61,886
    King Slide Works Co., Ltd.............................     4,000     48,605
    King Yuan Electronics Co., Ltd........................   280,000    267,834
    King's Town Bank Co., Ltd.............................   186,000    136,525
    Kinik Co..............................................    29,000     49,827
*   Kinpo Electronics.....................................   358,000    134,282
    Kinsus Interconnect Technology Corp...................    73,000    157,756
    KS Terminals, Inc.....................................    32,000     38,433

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                              SHARES   VALUE++
                                                             --------- --------
TAIWAN -- (Continued)
    Kung Long Batteries Industrial Co., Ltd.................    11,000 $ 53,274
    Kuo Toong International Co., Ltd........................    61,166   44,514
    L&K Engineering Co., Ltd................................    71,000   56,801
    LAN FA Textile..........................................    48,000   12,856
    Lanner Electronics, Inc.................................    16,000   23,264
    Largan Precision Co., Ltd...............................     2,000  215,016
*   LCY Chemical Corp.......................................   162,000  197,641
    Lealea Enterprise Co., Ltd..............................   222,000   59,060
    Lelon Electronics Corp..................................    17,850   23,126
    Lextar Electronics Corp.................................   102,000   52,196
*   Li Peng Enterprise Co., Ltd.............................    75,600   18,711
    Lien Hwa Industrial Corp................................   194,600  129,954
    Lingsen Precision Industries, Ltd.......................    51,000   16,067
    Lite-On Semiconductor Corp..............................    49,000   33,053
#   Lite-On Technology Corp.................................   414,350  621,406
    Long Bon International Co., Ltd.........................    64,000   31,994
    Long Chen Paper Co., Ltd................................   142,000   70,534
    Longwell Co.............................................    24,000   25,547
    Lotes Co., Ltd..........................................    19,000   49,787
    Lumax International Corp., Ltd..........................    12,000   17,263
    Lung Yen Life Service Corp..............................    22,000   39,986
#   LuxNet Corp.............................................    36,099   52,172
    Macauto Industrial Co., Ltd.............................     8,000   43,345
#*  Macronix International.................................. 1,046,000  134,008
#   Makalot Industrial Co., Ltd.............................    21,419  110,829
    Marketech International Corp............................    29,000   25,925
    Masterlink Securities Corp..............................   319,360   91,733
    Materials Analysis Technology, Inc......................     8,000   22,023
    MediaTek, Inc...........................................    59,000  450,466
    Mega Financial Holding Co., Ltd.........................   650,975  510,493
    Mercuries & Associates Holding, Ltd.....................    66,000   39,645
    Mercuries Life Insurance Co., Ltd.......................   122,107   62,031
    Merida Industry Co., Ltd................................    23,000  106,554
    Merry Electronics Co., Ltd..............................    34,000   97,170
    Micro-Star International Co., Ltd.......................   178,000  388,442
*   Microbio Co., Ltd.......................................    49,000   40,064
    Microlife Corp..........................................    18,000   45,186
    MIN AIK Technology Co., Ltd.............................    37,000   47,461
    Mirle Automation Corp...................................    50,000   62,077
    Mitac Holdings Corp.....................................   143,000  124,164
    momo.com, Inc...........................................     8,000   54,645
*   Motech Industries, Inc..................................    77,000   80,273
    MPI Corp................................................     9,000   24,736
    Nak Sealing Technologies Corp...........................    17,000   45,283
    Namchow Chemical Industrial Co., Ltd....................    16,000   34,869
#   Nan Kang Rubber Tire Co., Ltd...........................    62,000   54,909
    Nan Liu Enterprise Co., Ltd.............................     7,000   34,465
    Nan Ya Plastics Corp....................................   135,000  255,752
    Nan Ya Printed Circuit Board Corp.......................    50,000   44,195
    Nantex Industry Co., Ltd................................    50,225   42,995
    Nanya Technology Corp...................................    88,432  104,603
#   Neo Solar Power Corp....................................   218,338  111,982
    Nien Hsing Textile Co., Ltd.............................    28,000   21,062

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                              SHARES   VALUE++
                                                             --------- --------
TAIWAN -- (Continued)
    Novatek Microelectronics Corp...........................    60,000 $210,842
    Nuvoton Technology Corp.................................    34,000   39,168
    OptoTech Corp...........................................   104,000   40,971
*   Orient Semiconductor Electronics, Ltd...................   155,000   68,388
    Oriental Union Chemical Corp............................   128,000   78,625
    Pacific Hospital Supply Co., Ltd........................    15,000   47,984
    Pan Jit International, Inc..............................    83,000   41,579
    Pan-International Industrial Corp.......................   101,000   49,148
    Parade Technologies, Ltd................................    11,000   97,731
    PChome Online, Inc......................................     5,669   63,758
    Pegatron Corp...........................................   319,000  785,262
    Phihong Technology Co., Ltd.............................    36,000   12,588
    Phison Electronics Corp.................................    10,000   82,973
    Pixart Imaging, Inc.....................................    14,000   32,620
    Polytronics Technology Corp.............................    16,000   27,974
    Portwell, Inc...........................................    17,000   28,891
    Posiflex Technology, Inc................................     3,105   16,525
    Pou Chen Corp...........................................   220,000  300,302
    Powertech Technology, Inc...............................   133,000  338,495
    Poya International Co., Ltd.............................     6,120   75,535
    President Chain Store Corp..............................    24,000  194,992
    President Securities Corp...............................   263,988   99,676
    Primax Electronics, Ltd.................................   106,000  145,546
    Prince Housing & Development Corp.......................   329,000  109,345
    Promise Technology, Inc.................................    26,000   13,957
    Qisda Corp..............................................   532,000  192,775
    Qualipoly Chemical Corp.................................    20,000   23,587
    Quanta Computer, Inc....................................   226,000  460,263
    Quanta Storage, Inc.....................................    79,000   62,008
    Radiant Opto-Electronics Corp...........................   104,000  167,025
    Radium Life Tech Co., Ltd...............................   201,460   63,853
    Realtek Semiconductor Corp..............................    51,000  184,956
    Rechi Precision Co., Ltd................................    60,000   51,733
    Rich Development Co., Ltd...............................   109,000   29,935
*   Ritek Corp..............................................   821,000  102,348
    Rotam Global Agrosciences, Ltd..........................    32,000   43,628
*   Ruentex Development Co., Ltd............................   129,267  155,079
    Ruentex Industries, Ltd.................................    58,000   92,776
    Run Long Construction Co., Ltd..........................    50,000   58,307
    Sampo Corp..............................................   100,000   50,612
    San Fang Chemical Industry Co., Ltd.....................    46,679   55,177
    San Shing Fastech Corp..................................    11,000   20,847
*   Sanyang Motor Co., Ltd..................................   156,000  106,110
    SCI Pharmtech, Inc......................................    13,000   35,219
    Scientech Corp..........................................    16,000   34,255
    SDI Corp................................................    19,000   24,159
    Senao International Co., Ltd............................    28,000   50,044
    Senao Networks, Inc.....................................     5,000   27,355
    Sercomm Corp............................................    50,000  108,319
    Sesoda Corp.............................................    60,952   50,264
#   Shin Kong Financial Holding Co., Ltd.................... 1,476,260  300,260
    Shin Zu Shing Co., Ltd..................................    21,000   71,215
*   Shining Building Business Co., Ltd......................    34,000   11,574

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                               SHARES  VALUE++
                                                               ------- --------
TAIWAN -- (Continued)
    Shinkong Insurance Co., Ltd...............................  28,000 $ 20,662
    Shinkong Synthetic Fibers Corp............................ 310,000   83,258
    ShunSin Technology Holding, Ltd...........................   7,000   21,493
*   Shuttle, Inc..............................................  76,000   21,009
    Sigurd Microelectronics Corp..............................  91,000   65,786
    Silergy Corp..............................................   4,000   51,738
*   Silicon Integrated Systems Corp........................... 136,000   28,672
    Siliconware Precision Industries Co., Ltd.................  54,716   82,361
    Siliconware Precision Industries Co., Ltd. Sponsored
      ADR.....................................................   1,172    8,720
    Simplo Technology Co., Ltd................................  71,000  250,931
    Sinbon Electronics Co., Ltd...............................  54,432  129,940
    Sincere Navigation Corp...................................  74,000   45,679
    Sinmag Equipment Corp.....................................   9,000   34,019
    Sino-American Silicon Products, Inc....................... 151,000  164,935
    Sinon Corp................................................ 107,000   47,444
    SinoPac Financial Holdings Co., Ltd....................... 681,016  220,028
    Sinyi Realty, Inc.........................................  15,450   13,822
    Sirtec International Co., Ltd.............................  51,000   61,591
    Sitronix Technology Corp..................................  43,000  142,915
    Soft-World International Corp.............................  11,000   24,864
*   Solar Applied Materials Technology Co.....................  46,000   12,608
    Solartech Energy Corp..................................... 124,000   67,661
    Sonix Technology Co., Ltd.................................  29,000   32,009
    Sporton International, Inc................................   7,135   40,041
    St Shine Optical Co., Ltd.................................   5,000  121,051
    Standard Foods Corp.......................................  32,400   80,578
    Sunonwealth Electric Machine Industry Co., Ltd............  68,000   57,131
    Sunplus Technology Co., Ltd............................... 226,000   90,790
    Sunrex Technology Corp....................................  36,246   19,403
    Sunspring Metal Corp......................................  14,000   19,096
    Supreme Electronics Co., Ltd..............................  55,509   30,415
    Swancor Ind Co., Ltd......................................  18,000   66,973
    Syncmold Enterprise Corp..................................  30,000   48,993
    Synnex Technology International Corp...................... 225,000  265,834
    Systex Corp...............................................  37,000   60,799
    TA Chen Stainless Pipe.................................... 149,035   78,500
    Taichung Commercial Bank Co., Ltd......................... 557,296  161,419
    TaiDoc Technology Corp....................................   9,000   39,981
    Taiflex Scientific Co., Ltd...............................  53,000   58,451
    Tainan Enterprises Co., Ltd...............................  14,000   15,224
    Tainan Spinning Co., Ltd.................................. 311,240  140,675
#   Tainergy Tech Co., Ltd....................................  81,000   42,320
    Taishin Financial Holding Co., Ltd........................ 609,000  244,621
    Taiwan Acceptance Corp....................................  51,000  113,503
*   Taiwan Business Bank...................................... 804,712  212,233
    Taiwan Cement Corp........................................ 310,000  329,532
    Taiwan Cogeneration Corp..................................  76,000   57,397
    Taiwan Cooperative Financial Holding Co., Ltd............. 523,400  245,318
    Taiwan FamilyMart Co., Ltd................................   4,000   26,512
    Taiwan Fertilizer Co., Ltd................................ 160,000  223,117
    Taiwan FU Hsing Industrial Co., Ltd.......................  21,000   30,602
*   Taiwan Glass Industry Corp................................ 212,000   89,754
    Taiwan Hon Chuan Enterprise Co., Ltd......................  81,927  119,114

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
    Taiwan Land Development Corp..........................   168,500 $   56,006
    Taiwan Mobile Co., Ltd................................    33,000    113,775
    Taiwan Optical Platform Co., Ltd......................     5,000     20,229
    Taiwan Paiho, Ltd.....................................    44,000    135,272
    Taiwan PCB Techvest Co., Ltd..........................   101,000     93,432
    Taiwan Sakura Corp....................................    25,000     25,794
    Taiwan Secom Co., Ltd.................................    26,000     76,342
    Taiwan Semiconductor Co., Ltd.........................    52,000     62,917
    Taiwan Semiconductor Manufacturing Co., Ltd.
      Sponsored ADR.......................................   103,887  2,885,981
    Taiwan Shin Kong Security Co., Ltd....................    45,000     58,803
*   Taiwan Styrene Monomer................................   157,000     83,189
    Taiwan Surface Mounting Technology Corp...............    58,800     49,874
    Taiwan TEA Corp.......................................   188,000     93,438
    Taiwan Union Technology Corp..........................    76,000     97,109
    Taiyen Biotech Co., Ltd...............................    42,000     40,551
*   Tatung Co., Ltd.......................................   807,000    135,519
    Teco Electric and Machinery Co., Ltd..................   356,000    315,555
    Test Research, Inc....................................    51,000     67,475
    Test Rite International Co., Ltd......................    62,000     38,180
    Thinking Electronic Industrial Co., Ltd...............    22,000     35,485
    Thye Ming Industrial Co., Ltd.........................    21,000     20,550
    Ton Yi Industrial Corp................................   170,000     75,962
    Tong Hsing Electronic Industries, Ltd.................    35,000    130,050
    Tong Yang Industry Co., Ltd...........................   103,000    185,399
    Tong-Tai Machine & Tool Co., Ltd......................    54,060     40,790
    TOPBI International Holdings, Ltd.....................     5,000     22,280
    Topco Scientific Co., Ltd.............................    28,840     67,966
    Topoint Technology Co., Ltd...........................    48,000     33,952
    Toung Loong Textile Manufacturing.....................     9,000     24,974
    TPK Holding Co., Ltd..................................    73,000    139,791
    Transcend Information, Inc............................    34,000    102,129
    Tripod Technology Corp................................   103,000    210,945
    TrueLight Corp........................................    37,000     81,656
    TSC Auto ID Technology Co., Ltd.......................     3,300     27,506
    TSRC Corp.............................................   112,000     98,108
    TTY Biopharm Co., Ltd.................................    12,000     41,048
    Tung Ho Steel Enterprise Corp.........................   189,000    108,108
    Tung Thih Electronic Co., Ltd.........................     9,000    122,167
    TURVO International Co., Ltd..........................    11,000     29,037
    TXC Corp..............................................    83,000    112,489
    TYC Brother Industrial Co., Ltd.......................    46,000     43,464
    Tyntek Corp...........................................    69,000     30,947
    U-Ming Marine Transport Corp..........................   114,000     83,979
    Uni-President Enterprises Corp........................   144,560    295,444
    Unimicron Technology Corp.............................   366,000    156,197
    Union Bank Of Taiwan..................................   149,000     40,710
    Unitech Printed Circuit Board Corp....................   185,000     57,632
    United Integrated Services Co., Ltd...................    30,000     44,875
#   United Microelectronics Corp.......................... 1,985,000    739,225
    United Orthopedic Corp................................    17,000     43,444
*   United Radiant Technology.............................    34,000     35,758
    Unity Opto Technology Co., Ltd........................    59,000     32,414
    Universal Cement Corp.................................    47,389     31,827

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
TAIWAN -- (Continued)
    Unizyx Holding Corp.................................... 111,000 $    55,530
    UPC Technology Corp.................................... 208,000      59,450
    USI Corp............................................... 185,000      74,840
    Usun Technology Co., Ltd...............................  16,000      25,954
    Vanguard International Semiconductor Corp.............. 100,000     181,354
    Visual Photonics Epitaxy Co., Ltd......................  70,000      87,779
    Vivotek, Inc...........................................  11,385      34,177
    Voltronic Power Technology Corp........................   3,000      47,807
*   Wafer Works Corp....................................... 159,507      48,894
    Wah Lee Industrial Corp................................  33,000      49,492
*   Walsin Lihwa Corp...................................... 838,000     241,799
    Walsin Technology Corp................................. 126,109     134,486
    Wan Hai Lines, Ltd..................................... 200,000     103,482
    Waterland Financial Holdings Co., Ltd.................. 512,000     130,894
*   Wei Chuan Foods Corp...................................  42,000      26,404
    Well Shin Technology Co., Ltd..........................  14,000      23,794
#   Win Semiconductors Corp................................ 112,019     205,647
*   Winbond Electronics Corp............................... 725,000     218,255
    Wisdom Marine Lines Co., Ltd...........................  98,000     103,484
    Wistron Corp........................................... 460,422     366,274
#   Wistron NeWeb Corp.....................................  42,840     114,557
    Wowprime Corp..........................................  23,000     102,370
    WPG Holdings, Ltd...................................... 323,000     411,413
    WT Microelectronics Co., Ltd...........................  95,900     130,991
    WUS Printed Circuit Co., Ltd...........................  83,000      59,514
    XAC Automation Corp....................................  21,000      36,106
    XPEC Entertainment, Inc................................  16,000      51,723
#   Xxentria Technology Materials Corp.....................  11,000      26,346
    Yageo Corp.............................................  85,000     144,925
*   Yang Ming Marine Transport Corp........................ 430,000      98,576
    YC Co., Ltd............................................  37,779      16,217
    YC INOX Co., Ltd.......................................  75,900      57,039
    Yeong Guan Energy Technology Group Co., Ltd............  10,401      54,984
    YFY, Inc............................................... 341,000     101,535
    Yieh Phui Enterprise Co., Ltd.......................... 199,820      52,126
    Yonyu Plastics Co., Ltd................................  21,000      21,835
    Youngtek Electronics Corp..............................  35,160      56,151
    Yuanta Financial Holding Co., Ltd...................... 776,918     273,018
    Yulon Motor Co., Ltd................................... 172,000     152,956
    Yung Chi Paint & Varnish Manufacturing Co., Ltd........  14,000      33,276
    YungShin Global Holding Corp...........................  16,800      24,538
    Yungtay Engineering Co., Ltd...........................  70,000      97,916
    Zeng Hsing Industrial Co., Ltd.........................  14,000      64,276
#   Zhen Ding Technology Holding, Ltd...................... 107,000     220,047
    Zig Sheng Industrial Co., Ltd..........................  53,000      14,590
#   Zinwell Corp...........................................  66,000      83,235
    Zippy Technology Corp..................................  20,000      22,482
                                                                    -----------
TOTAL TAIWAN...............................................          56,339,512
                                                                    -----------
THAILAND -- (0.6%)
    Advanced Info Service PCL..............................  19,100      97,611
    Airports of Thailand PCL...............................  11,200     127,017
    Amata Corp. PCL........................................  81,000      30,930

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                              SHARES   VALUE++
                                                             --------- --------
THAILAND -- (Continued)
    Ananda Development PCL..................................   216,100 $ 33,194
    AP Thailand PCL.........................................   413,300   87,810
    Asia Aviation PCL.......................................   442,700   85,159
    Bangchak Petroleum PCL (The)............................   130,800  125,805
    Bangkok Airways Co., Ltd................................    61,000   39,756
    Bangkok Aviation Fuel Services PCL......................    40,100   44,613
    Bangkok Bank PCL(6077019)...............................     9,900   48,605
    Bangkok Bank PCL(6368360)...............................     8,500   41,609
    Bangkok Chain Hospital PCL..............................   259,600   97,639
    Bangkok Dusit Medical Services PCL Class F..............    80,800   52,196
    Bangkok Expressway & Metro PCL..........................   985,940  237,780
    Bangkok Land PCL........................................ 2,313,400  100,958
    Bangkok Life Assurance PCL..............................    37,500   44,412
    Banpu PCL...............................................   311,400  140,367
    BEC World PCL...........................................    60,700   43,046
    Berli Jucker PCL........................................   116,200  152,631
    BJC Heavy Industries PCL................................   223,400   42,012
    BTS Group Holdings PCL..................................    98,200   26,502
    Bumrungrad Hospital PCL.................................     8,100   42,791
    Cal-Comp Electronics Thailand PCL Class F...............   337,890   26,775
    Carabao Group PCL Class F...............................    19,700   35,067
    Central Pattana PCL.....................................    65,800  108,628
    Central Plaza Hotel PCL.................................    94,700  112,155
    CH Karnchang PCL........................................    86,600   83,915
    Charoen Pokphand Foods PCL..............................   281,500  226,299
    Chularat Hospital PCL...................................   495,900   44,991
    CK Power PCL............................................   661,600   58,505
    CP ALL PCL..............................................    92,600  137,584
    Delta Electronics Thailand PCL..........................    41,000   83,872
    Dynasty Ceramic PCL.....................................   305,120   37,844
    Eastern Polymer Group PCL...............................    60,800   21,820
    Eastern Water Resources Development and Management PCL
      Class F...............................................   111,000   41,111
    Electricity Generating PCL..............................    18,800  107,413
    Energy Absolute PCL.....................................   138,800  104,608
    Erawan Group PCL (The)..................................   185,300   25,324
*   Esso Thailand PCL.......................................   401,800   68,063
    Fortune Parts Industry PCL..............................    77,300   11,874
    GFPT PCL................................................    81,600   28,348
    Glow Energy PCL.........................................    16,500   40,622
    Hana Microelectronics PCL...............................    63,700   53,038
    Home Product Center PCL.................................   569,220  165,062
    Ichitan Group PCL.......................................    66,400   24,211
    Indorama Ventures PCL...................................   109,400  104,437
    Intouch Holdings PCL....................................    14,300   24,634
    IRPC PCL................................................ 1,533,000  218,308
*   Italian-Thai Development PCL............................    97,100   18,539
    Jasmine International PCL...............................   274,400   44,906
    Kasikornbank PCL(6364766)...............................    40,500  229,651
    Kasikornbank PCL(6888794)...............................    12,200   69,879
    KCE Electronics PCL.....................................    29,100   81,042
    Khon Kaen Sugar Industry PCL............................   379,396   42,700
    Kiatnakin Bank PCL......................................    97,400  146,813
    Krung Thai Bank PCL.....................................   273,700  136,732

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                              SHARES   VALUE++
                                                             --------- --------
THAILAND -- (Continued)
    Krungthai Card PCL......................................    29,700 $104,457
    Land & Houses PCL.......................................   180,800   52,947
    LH Financial Group PCL.................................. 1,188,100   62,765
    LPN Development PCL.....................................   181,700   68,340
    Major Cineplex Group PCL................................   101,800  100,105
    MBK PCL.................................................    29,600   12,833
    Minor International PCL.................................    49,170   57,527
    MK Restaurants Group PCL................................    21,700   33,332
    Polyplex Thailand PCL...................................    75,700   28,254
*   Precious Shipping PCL...................................   176,100   32,106
    Pruksa Real Estate PCL..................................   150,300  118,669
    PTG Energy PCL..........................................   127,700  102,659
    PTT Exploration & Production PCL........................   241,700  572,502
    PTT Global Chemical PCL.................................    89,100  155,407
    PTT PCL.................................................    93,800  888,717
    Quality Houses PCL...................................... 1,528,683  121,136
    Ratchaburi Electricity Generating Holding PCL
      (6294249).............................................    31,900   47,397
    Ratchaburi Electricity Generating Holding PCL
      (6362771).............................................     6,100    9,063
    Robinson Department Store PCL...........................    47,600   90,198
    Rojana Industrial Park PCL..............................   109,000   17,838
    RS PCL..................................................    31,100    9,911
    Samart Corp. PCL........................................   137,600   62,815
    Samart I-Mobile PCL.....................................   312,200   10,218
    Samart Telcoms PCL......................................    70,100   27,774
    Sansiri PCL............................................. 2,081,100  108,148
    SC Asset Corp PCL.......................................   315,525   31,707
    Siam Cement PCL (The)(6609906)..........................     1,100   16,170
    Siam Cement PCL (The)(6609928)..........................     5,100   74,677
    Siam City Cement PCL....................................     9,100   87,003
    Siam Commercial Bank PCL (The)..........................    40,500  184,884
    Siam Global House PCL...................................   226,919  100,983
    Siamgas & Petrochemicals PCL............................   116,200   54,380
*   Singha Estate PCL.......................................   279,500   40,525
    Sino-Thai Engineering & Construction PCL................   122,500   91,444
    SPCG PCL................................................   105,700   67,371
    Sri Trang Agro-Industry PCL.............................   133,200   47,039
    Sriracha Construction PCL...............................    11,900    5,706
    STP & I PCL.............................................   142,920   40,418
    Supalai PCL.............................................   220,000  157,278
*   Superblock PCL..........................................   801,800   42,358
    SVI PCL.................................................   321,400   45,216
*   Thai Airways International PCL..........................   258,600  187,472
    Thai Oil PCL............................................    67,000  116,861
*   Thai Reinsurance PCL....................................   297,000   20,295
    Thai Union Group PCL Class F............................   226,200  141,578
    Thai Vegetable Oil PCL..................................    75,400   66,026
    Thaicom PCL.............................................   102,000   64,720
    Thanachart Capital PCL..................................   112,100  131,153
    Thoresen Thai Agencies PCL..............................   259,400   68,518
    TICON Industrial Connection PCL Class F.................    71,900   32,823
    Tipco Asphalt PCL.......................................    49,000   37,281
    Tisco Financial Group PCL(B3KFW10)......................    31,000   48,062
    Tisco Financial Group PCL(B3KFW76)......................    37,100   57,786

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
THAILAND -- (Continued)
    TMB Bank PCL......................................... 1,970,400 $   127,853
    Total Access Communication PCL(B231MK7)..............    44,200      41,560
    Total Access Communication PCL(B1YWK08)..............   122,300     114,119
    TPI Polene PCL....................................... 2,076,900     135,956
    True Corp. PCL....................................... 1,275,465     327,747
    TTW PCL..............................................   205,600      67,884
    Unique Engineering & Construction PCL................    87,400      45,168
    Univentures PCL......................................   111,600      19,545
    Vanachai Group PCL...................................   243,000     123,488
    VGI Global Media PCL.................................   459,400      83,096
    Vibhavadi Medical Center PCL.........................   878,900      77,216
    Workpoint Entertainment PCL..........................     8,820       9,370
                                                                    -----------
TOTAL THAILAND...........................................            10,635,067
                                                                    -----------
TURKEY -- (0.3%)
    Adana Cimento Sanayii TAS Class A....................     8,467      17,099
    Akbank TAS...........................................    80,931     209,147
    Akcansa Cimento A.S..................................    13,265      59,157
#*  Akenerji Elektrik Uretim A.S.........................    98,229      29,953
    Aksa Akrilik Kimya Sanayii A.S.......................    21,077      55,062
#*  Aksa Enerji Uretim A.S...............................    89,188      66,983
    Alarko Holding A.S...................................    39,854      43,557
    Albaraka Turk Katilim Bankasi A.S....................    65,031      26,602
*   Anadolu Cam Sanayii A.S..............................    36,901      25,987
    Anadolu Efes Biracilik Ve Malt Sanayii A.S...........    10,081      68,345
    Anadolu Hayat Emeklilik A.S..........................    17,856      29,966
    Arcelik A.S..........................................    30,489     208,610
#   Aselsan Elektronik Sanayi Ve Ticaret A.S.............    21,758      68,919
    Aygaz A.S............................................    21,938      82,612
*   Bagfas Bandirma Gubre Fabrikalari A.S................     6,792      25,833
#*  Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S....    32,471      45,381
    BIM Birlesik Magazalar A.S...........................     8,652     160,053
    Bolu Cimento Sanayii A.S.............................    15,014      28,205
    Borusan Mannesmann Boru Sanayi ve Ticaret A.S........    12,774      32,100
*   Boyner Perakende Ve Tekstil Yatirimlari A.S..........       669      17,857
    Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S......     3,447       8,334
    Bursa Cimento Fabrikasi A.S..........................    16,360      27,524
    Cimsa Cimento Sanayi VE Ticaret A.S..................    14,518      72,964
    Coca-Cola Icecek A.S.................................     4,206      52,219
*   Dogan Sirketler Grubu Holding A.S....................   286,232      60,465
    Dogus Otomotiv Servis ve Ticaret A.S.................    20,254      70,744
    Eczacibasi Yatirim Holding Ortakligi A.S.............     4,173      15,851
    EGE Endustri VE Ticaret A.S..........................       154      12,392
    EGE Seramik Sanayi ve Ticaret A.S....................     6,528       9,322
    EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar
      Sanayi ve Ticaret A.S..............................    74,322      81,987
    Enka Insaat ve Sanayi A.S............................    14,156      20,886
    Eregli Demir ve Celik Fabrikalari TAS................   129,708     197,422
#*  Fenerbahce Futbol A.S................................     3,404      41,266
    Ford Otomotiv Sanayi A.S.............................     6,485      70,754
    Goltas Goller Bolgesi Cimento Sanayi ve Ticaret
      A.S................................................     1,725      39,052
    Goodyear Lastikleri TAS..............................     7,861       9,826
    GSD Holding A.S......................................    16,440       5,461
#   Gubre Fabrikalari TAS................................    19,511      35,604

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
TURKEY -- (Continued)
    Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve
      Ticaret A.S...........................................   7,651 $   21,289
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class A...............................................  21,566     10,626
#   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class D............................................... 214,398     95,608
#*  Karsan Otomotiv Sanayii Ve Ticaret A.S..................  58,229     20,693
    KOC Holding A.S.........................................  40,876    175,392
    Konya Cimento Sanayii A.S...............................      92      8,178
*   Koza Altin Isletmeleri A.S..............................   7,733     26,303
*   Migros Ticaret A.S......................................   5,371     29,252
#*  NET Holding A.S.........................................  46,414     46,188
    Nuh Cimento Sanayi A.S..................................   3,188      9,919
    Otokar Otomotiv Ve Savunma Sanayi A.S...................   1,862     64,431
    Petkim Petrokimya Holding A.S...........................  52,420     75,775
#*  Sekerbank TAS........................................... 137,814     56,341
#   Selcuk Ecza Deposu Ticaret ve Sanayi A.S................  31,917     30,763
    Soda Sanayii A.S........................................  59,134     80,996
    Tat Gida Sanayi A.S.....................................  25,023     43,225
    TAV Havalimanlari Holding A.S...........................  14,181     52,022
    Tekfen Holding A.S......................................  30,841     76,128
    Tofas Turk Otomobil Fabrikasi A.S.......................  10,857     85,964
#   Trakya Cam Sanayii A.S.................................. 107,046     87,960
    Tupras Turkiye Petrol Rafinerileri A.S..................   9,019    193,015
#*  Turk Hava Yollari AO.................................... 127,089    220,509
    Turk Telekomunikasyon A.S...............................   4,500      9,112
    Turk Traktor ve Ziraat Makineleri A.S...................   2,497     69,783
*   Turkcell Iletisim Hizmetleri A.S........................  17,141     59,340
*   Turkcell Iletisim Hizmetleri A.S. ADR...................   2,400     20,712
    Turkiye Garanti Bankasi A.S............................. 126,922    312,205
    Turkiye Halk Bankasi A.S................................  57,946    152,956
    Turkiye Is Bankasi Class C..............................  96,094    148,313
    Turkiye Sinai Kalkinma Bankasi A.S...................... 276,188    121,375
    Turkiye Sise ve Cam Fabrikalari A.S..................... 191,152    215,343
    Turkiye Vakiflar Bankasi Tao Class D.................... 144,364    214,176
    Ulker Biskuvi Sanayi A.S................................  10,615     70,375
*   Vestel Elektronik Sanayi ve Ticaret A.S.................  30,174     64,389
*   Yapi ve Kredi Bankasi A.S...............................  78,389     90,819
#*  Zorlu Enerji Elektrik Uretim A.S........................  21,255     11,403
                                                                     ----------
TOTAL TURKEY................................................          5,204,379
                                                                     ----------
UNITED KINGDOM -- (11.5%)
    3i Group P.L.C.......................................... 173,186  1,414,554
    888 Holdings P.L.C......................................  71,548    213,283
    A.G. Barr P.L.C.........................................  12,584     89,929
    AA P.L.C................................................  29,569     96,808
    Aberdeen Asset Management P.L.C.........................  88,264    371,758
    Acacia Mining P.L.C.....................................  58,745    434,557
    Admiral Group P.L.C.....................................  19,255    551,114
*   Afren P.L.C.............................................  70,630         --
    Aggreko P.L.C...........................................  38,283    651,791
*   Aldermore Group P.L.C...................................   6,184     11,345
    Amec Foster Wheeler P.L.C...............................  63,753    377,324
    Anglo American P.L.C....................................  91,130    998,070
    Anglo Pacific Group P.L.C...............................  24,983     30,627
#   Antofagasta P.L.C.......................................  83,947    555,627

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
UNITED KINGDOM -- (Continued)
#   ARM Holdings P.L.C. Sponsored ADR.......................   8,418 $  558,618
    Arrow Global Group P.L.C................................  31,022     90,662
    Ashmore Group P.L.C.....................................  49,956    220,112
    Ashtead Group P.L.C.....................................  76,598  1,212,340
    Associated British Foods P.L.C..........................  11,051    393,383
    AstraZeneca P.L.C.......................................     144      9,641
#   AstraZeneca P.L.C. Sponsored ADR........................  64,057  2,186,906
    Auto Trader Group P.L.C.................................  77,300    379,368
    AVEVA Group P.L.C.......................................  15,897    398,266
    Aviva P.L.C............................................. 112,729    580,504
    Aviva P.L.C. Sponsored ADR..............................  47,100    487,014
    B&M European Value Retail SA............................  34,932    118,898
    Babcock International Group P.L.C.......................  94,412  1,210,880
    BAE Systems P.L.C....................................... 149,469  1,055,338
*   Balfour Beatty P.L.C.................................... 144,574    424,096
    Barclays P.L.C..........................................   6,183     12,607
    Barclays P.L.C. Sponsored ADR........................... 133,292  1,098,326
    Barratt Developments P.L.C.............................. 175,347  1,015,346
    BBA Aviation P.L.C...................................... 186,490    587,182
    Beazley P.L.C........................................... 122,495    641,648
    Bellway P.L.C...........................................  34,134    946,282
    Berendsen P.L.C.........................................  46,133    779,114
    Berkeley Group Holdings P.L.C...........................  29,544  1,047,948
    BGEO Group P.L.C........................................   2,717     98,343
    BHP Billiton P.L.C......................................  10,365    130,687
    BHP Billiton P.L.C. ADR.................................  58,473  1,494,570
    Bodycote P.L.C..........................................  52,638    407,245
    Booker Group P.L.C...................................... 266,775    614,172
    Bovis Homes Group P.L.C.................................  38,297    414,751
    BP P.L.C................................................   2,213     12,520
#   BP P.L.C. Sponsored ADR................................. 270,984  9,321,850
    Brammer P.L.C...........................................  24,792     36,138
    Brewin Dolphin Holdings P.L.C...........................  84,248    281,821
    British American Tobacco P.L.C..........................   3,927    250,640
    British American Tobacco P.L.C. Sponsored ADR...........  13,722  1,752,162
    Britvic P.L.C...........................................  43,031    356,193
    BT Group P.L.C.......................................... 237,222  1,296,047
    BT Group P.L.C. Sponsored ADR...........................   7,252    200,590
*   BTG P.L.C...............................................  25,422    224,442
    Bunzl P.L.C.............................................  24,099    754,002
    Burberry Group P.L.C....................................  62,345  1,087,815
*   Cairn Energy P.L.C...................................... 181,860    430,741
    Cape P.L.C..............................................  19,070     46,923
    Capita P.L.C............................................  14,798    187,899
#   Capital & Counties Properties P.L.C..................... 105,160    404,419
    Card Factory P.L.C......................................  13,317     53,864
    Carillion P.L.C......................................... 124,858    441,295
    Carnival P.L.C..........................................   1,122     53,969
    Carnival P.L.C. ADR.....................................   5,756    277,957
    Castings P.L.C..........................................   1,541      9,227
    Centamin P.L.C.......................................... 312,984    688,232
    Centrica P.L.C.......................................... 270,571    862,996
    Chemring Group P.L.C....................................  45,852     83,209

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
UNITED KINGDOM -- (Continued)
    Chesnara P.L.C..........................................  11,804 $   48,897
    Cineworld Group P.L.C...................................  51,836    402,747
*   Circassia Pharmaceuticals P.L.C.........................   6,887      8,685
    Clarkson P.L.C..........................................     961     23,456
    Close Brothers Group P.L.C..............................  36,206    603,855
    Cobham P.L.C............................................ 305,272    692,114
    Coca-Cola HBC AG........................................  30,128    622,878
    Compass Group P.L.C.....................................  59,653  1,133,276
    Computacenter P.L.C.....................................  19,323    208,965
    Connect Group P.L.C.....................................  19,120     39,619
    Consort Medical P.L.C...................................   3,430     46,936
    Costain Group P.L.C.....................................  18,356     82,272
    Countrywide P.L.C.......................................  13,419     44,071
    Cranswick P.L.C.........................................  13,762    425,848
    Crest Nicholson Holdings P.L.C..........................  65,016    367,857
    Croda International P.L.C...............................  15,804    694,947
*   CYBG P.L.C..............................................  25,279     85,197
    Daily Mail & General Trust P.L.C. Class A...............  46,535    441,654
    Dairy Crest Group P.L.C.................................  48,354    385,972
    DCC P.L.C...............................................  10,975    979,411
    De La Rue P.L.C.........................................  24,557    204,838
    Debenhams P.L.C......................................... 321,004    238,218
    Dechra Pharmaceuticals P.L.C............................  14,017    246,838
    Devro P.L.C.............................................  62,118    232,446
    Diageo P.L.C............................................   1,074     30,777
    Diageo P.L.C. Sponsored ADR.............................  15,652  1,824,084
    Dignity P.L.C...........................................   8,264    295,311
    Diploma P.L.C...........................................  38,954    439,065
    Direct Line Insurance Group P.L.C....................... 245,567  1,136,258
    Dixons Carphone P.L.C................................... 151,062    698,517
    Domino's Pizza Group P.L.C..............................  65,697    345,023
    Drax Group P.L.C........................................ 102,459    463,429
    DS Smith P.L.C.......................................... 220,702  1,144,623
    Dunelm Group P.L.C......................................  13,401    150,587
    E2V Technologies P.L.C..................................  19,859     61,597
    easyJet P.L.C...........................................  22,135    304,465
    Electrocomponents P.L.C................................. 141,657    549,375
    Elementis P.L.C......................................... 132,188    386,590
#*  EnQuest P.L.C........................................... 280,408     91,941
*   Enterprise Inns P.L.C...................................  83,679     97,869
    Entertainment One, Ltd..................................  25,927     67,713
    Essentra P.L.C..........................................  52,821    338,924
    esure Group P.L.C.......................................  78,498    271,497
    Euromoney Institutional Investor P.L.C..................   3,779     50,583
*   Evraz P.L.C.............................................  63,997    144,976
    Experian P.L.C..........................................  37,439    732,327
    Fenner P.L.C............................................  65,496    139,730
    Ferrexpo P.L.C..........................................  40,971     24,897
    Fidessa Group P.L.C.....................................  11,539    372,601
*   Firstgroup P.L.C........................................ 297,064    393,853
*   Flybe Group P.L.C.......................................  12,587      6,339
    Foxtons Group P.L.C.....................................  58,308     84,859
    Fresnillo P.L.C.........................................  15,215    389,350

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
UNITED KINGDOM -- (Continued)
    Fuller Smith & Turner P.L.C. Class A....................   1,079 $   13,999
    G4S P.L.C............................................... 303,671    748,230
    Galliford Try P.L.C.....................................  18,621    241,698
    Gem Diamonds, Ltd.......................................  14,360     24,913
    Genus P.L.C.............................................  15,623    376,445
    GKN P.L.C............................................... 385,551  1,475,694
    GlaxoSmithKline P.L.C...................................   2,756     61,550
#   GlaxoSmithKline P.L.C. Sponsored ADR....................  40,037  1,804,468
    Glencore P.L.C.......................................... 639,436  1,578,204
    Go-Ahead Group P.L.C....................................  10,900    263,221
    Grafton Group P.L.C.....................................  37,818    279,335
    Grainger P.L.C..........................................  50,280    144,537
    Greencore Group P.L.C................................... 133,543    578,745
    Greene King P.L.C.......................................  64,414    692,123
    Greggs P.L.C............................................  25,560    349,549
    GVC Holdings P.L.C......................................  28,955    241,736
    Halfords Group P.L.C....................................  56,592    263,451
    Halma P.L.C.............................................  91,793  1,273,250
    Hargreaves Lansdown P.L.C...............................  20,512    352,541
    Hays P.L.C.............................................. 331,478    521,437
    Headlam Group P.L.C.....................................   9,871     61,537
    Helical P.L.C...........................................  25,292     94,943
    Henderson Group P.L.C................................... 172,086    525,812
    Hikma Pharmaceuticals P.L.C.............................  21,954    764,453
    Hill & Smith Holdings P.L.C.............................   6,814     96,631
    Hiscox, Ltd.............................................  64,449    903,203
*   Hochschild Mining P.L.C.................................  72,488    257,560
    Home Retail Group P.L.C................................. 152,328    310,743
    HomeServe P.L.C.........................................  76,715    567,623
    Howden Joinery Group P.L.C.............................. 110,377    631,148
    HSBC Holdings P.L.C. Sponsored ADR...................... 143,993  4,715,771
    Hunting P.L.C...........................................  57,000    308,584
    ICAP P.L.C.............................................. 132,054    775,636
    IG Group Holdings P.L.C.................................  88,248  1,033,702
*   Imagination Technologies Group P.L.C....................  50,416    135,693
    IMI P.L.C...............................................  54,300    770,419
    Imperial Brands P.L.C...................................  25,869  1,363,217
    Imperial Brands P.L.C. Sponsored ADR....................     658     34,725
    Inchcape P.L.C.......................................... 103,277    920,851
    Indivior P.L.C..........................................  89,023    349,231
    Informa P.L.C...........................................  90,909    858,903
    Inmarsat P.L.C..........................................  75,942    785,210
    InterContinental Hotels Group P.L.C.....................   3,189    127,505
#   InterContinental Hotels Group P.L.C. ADR................  14,571    590,125
    Intermediate Capital Group P.L.C........................  44,149    334,468
    International Consolidated Airlines Group SA(B5282K0)...   7,157     38,597
    International Consolidated Airlines Group SA(B5M6XQ7)...  74,235    398,614
    International Consolidated Airlines Group SA Sponsored
      ADR...................................................     310      8,280
    International Personal Finance P.L.C....................  35,050    124,390
    Interserve P.L.C........................................  33,649    131,349
    Intertek Group P.L.C....................................  24,557  1,178,158
    Investec P.L.C..........................................  90,441    538,328
*   IP Group P.L.C..........................................  27,353     57,142

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
UNITED KINGDOM -- (Continued)
    ITE Group P.L.C.......................................   127,735 $  275,272
    ITV P.L.C.............................................   165,832    429,991
    J D Wetherspoon P.L.C.................................    43,539    490,451
    J Sainsbury P.L.C.....................................   296,837    880,878
    James Fisher & Sons P.L.C.............................    13,743    272,350
    Jardine Lloyd Thompson Group P.L.C....................    43,163    558,183
    JD Sports Fashion P.L.C...............................    19,943    331,642
    John Laing Group P.L.C................................     5,968     17,757
    John Menzies P.L.C....................................    33,507    261,026
    John Wood Group P.L.C.................................    69,111    604,634
    Johnson Matthey P.L.C.................................    40,414  1,751,425
    Jupiter Fund Management P.L.C.........................    91,582    512,197
*   KAZ Minerals P.L.C....................................    72,408    150,553
    KCOM Group P.L.C......................................   136,384    198,373
    Keller Group P.L.C....................................    23,005    309,878
    Kier Group P.L.C......................................    29,131    413,606
    Kingfisher P.L.C......................................   220,694    980,030
    Ladbrokes P.L.C.......................................    88,356    162,138
    Laird P.L.C...........................................    59,793    231,952
*   Lamprell P.L.C........................................    36,760     33,974
    Lancashire Holdings, Ltd..............................    36,833    293,155
    Lavendon Group P.L.C..................................    28,057     43,465
    Legal & General Group P.L.C...........................   531,015  1,444,556
*   Liberty Global P.L.C. Class A.........................     4,558    144,520
*   Liberty Global P.L.C. Series C........................    11,158    345,331
*   Liberty Global P.L.C. LiLAC Class A...................       569     19,533
*   Liberty Global P.L.C. LiLAC Class C...................     1,392     48,725
    Lloyds Banking Group P.L.C............................ 1,301,049    915,091
#   Lloyds Banking Group P.L.C. ADR.......................   172,043    492,043
    London Stock Exchange Group P.L.C.....................     9,860    362,823
*   Lonmin P.L.C..........................................    57,465    180,954
    Lookers P.L.C.........................................    93,383    131,553
    Man Group P.L.C.......................................   362,806    556,574
    Marks & Spencer Group P.L.C...........................   205,365    868,270
    Marshalls P.L.C.......................................    48,101    173,912
    Marston's P.L.C.......................................   127,201    239,111
    McBride P.L.C.........................................    62,305    134,273
    Mears Group P.L.C.....................................    15,748     82,533
    Mediclinic International P.L.C.(B8HX8Z8)..............    19,049    270,449
    Mediclinic International P.L.C.(BYYWHN1)..............    20,931    295,629
    Meggitt P.L.C.........................................   182,361  1,056,222
#   Melrose Industries P.L.C..............................    52,836    478,498
    Merlin Entertainments P.L.C...........................    99,426    622,012
    Micro Focus International P.L.C.......................    25,758    660,190
    Millennium & Copthorne Hotels P.L.C...................    41,854    250,471
    Mitchells & Butlers P.L.C.............................    43,113    143,574
    Mitie Group P.L.C.....................................   133,004    438,454
    Mondi P.L.C...........................................    50,748  1,026,997
    Moneysupermarket.com Group P.L.C......................    64,418    254,472
    Morgan Advanced Materials P.L.C.......................   108,211    391,470
    Morgan Sindall Group P.L.C............................     1,477     11,301
*   Mothercare P.L.C......................................    34,805     63,135
    N Brown Group P.L.C...................................    34,022     78,303

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
UNITED KINGDOM -- (Continued)
    National Express Group P.L.C............................ 129,318 $  577,648
    National Grid P.L.C. Sponsored ADR......................  12,335    893,671
    NCC Group P.L.C.........................................   4,409     18,971
    Next P.L.C..............................................   6,120    406,889
    Northgate P.L.C.........................................  34,218    172,894
    Novae Group P.L.C.......................................   6,789     73,017
#*  Ocado Group P.L.C.......................................  30,901    109,096
    Old Mutual P.L.C........................................ 366,882  1,020,948
    OneSavings Bank P.L.C...................................  17,221     46,739
*   Ophir Energy P.L.C......................................  89,770     80,668
    Oxford Instruments P.L.C................................  20,947    198,354
    Pagegroup P.L.C.........................................  73,555    329,191
    Paragon Group of Cos. P.L.C. (The)......................  32,909    118,776
    PayPoint P.L.C..........................................  13,444    175,245
*   Paysafe Group P.L.C.....................................  24,886    126,991
    Pearson P.L.C...........................................     811      9,475
    Pearson P.L.C. Sponsored ADR............................  44,238    517,142
    Pendragon P.L.C.........................................  88,815     37,193
    Pennon Group P.L.C......................................  55,102    657,660
    Persimmon P.L.C.........................................  43,041    961,000
    Petra Diamonds, Ltd..................................... 147,628    233,697
    Petrofac, Ltd...........................................  54,695    540,803
*   Petropavlovsk P.L.C..................................... 563,405     53,312
    Pets at Home Group P.L.C................................  40,428    130,259
    Phoenix Group Holdings..................................  54,102    573,882
    Photo-Me International P.L.C............................  56,793    116,509
    Playtech P.L.C..........................................  50,559    582,305
    Poundland Group P.L.C...................................  11,705     35,143
    Premier Farnell P.L.C................................... 107,664    277,066
*   Premier Foods P.L.C..................................... 258,606    172,555
*   Premier Oil P.L.C.......................................  79,088     66,987
    Provident Financial P.L.C...............................  10,476    375,682
    Prudential P.L.C. ADR...................................  53,910  1,904,101
    PZ Cussons P.L.C........................................  94,991    427,059
    QinetiQ Group P.L.C..................................... 178,882    531,179
    Randgold Resources, Ltd.................................  14,546  1,711,745
    Rank Group P.L.C........................................  36,381    106,915
    Rathbone Brothers P.L.C.................................   7,187    172,442
    Reckitt Benckiser Group P.L.C...........................  11,171  1,083,141
    Redrow P.L.C............................................  73,437    328,368
    Regus P.L.C............................................. 173,720    701,978
    RELX P.L.C..............................................  14,114    268,008
#   RELX P.L.C. Sponsored ADR...............................  30,069    579,730
    Renishaw P.L.C..........................................  11,553    398,135
    Rentokil Initial P.L.C.................................. 227,738    647,498
    Restaurant Group P.L.C. (The)...........................  68,949    323,098
    Ricardo P.L.C...........................................   7,098     71,926
    Rightmove P.L.C.........................................  10,064    539,538
    Rio Tinto P.L.C.........................................   2,919     94,728
#   Rio Tinto P.L.C. Sponsored ADR..........................  52,755  1,731,419
    Robert Walters P.L.C....................................   2,498      9,936
    Rolls-Royce Holdings P.L.C.............................. 219,142  2,293,014
    Rotork P.L.C............................................ 187,703    539,824

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
UNITED KINGDOM -- (Continued)
#*  Royal Bank of Scotland Group P.L.C. Sponsored ADR.......  52,236 $  266,404
    Royal Dutch Shell P.L.C. Class A........................  30,921    798,388
    Royal Dutch Shell P.L.C. Class B........................   2,443     64,982
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A......... 110,325  5,713,732
#   Royal Dutch Shell P.L.C. Sponsored ADR, Class B.........  91,039  4,935,224
    Royal Mail P.L.C........................................ 164,218  1,107,347
    RPC Group P.L.C.........................................  79,706    909,513
    RPS Group P.L.C.........................................  46,543    116,131
    RSA Insurance Group P.L.C............................... 155,723  1,024,016
    SABMiller P.L.C.........................................  13,206    771,628
    Saga P.L.C..............................................  71,613    192,441
    Sage Group P.L.C. (The)................................. 114,395  1,078,676
    Savills P.L.C...........................................  36,147    334,366
    Schroders P.L.C.(0239581)...............................   4,007    106,729
    Schroders P.L.C.(0240549)...............................  10,579    366,653
    SDL P.L.C...............................................   7,338     42,031
    Senior P.L.C............................................  92,911    251,846
*   Serco Group P.L.C.......................................  44,511     70,512
    Severfield P.L.C........................................  10,461      7,541
    Severn Trent P.L.C......................................  18,437    597,400
    Shanks Group P.L.C......................................  83,244    115,967
    Shire P.L.C.............................................  19,007  1,227,898
    Shire P.L.C. ADR........................................     735    142,678
    SIG P.L.C............................................... 132,116    184,324
    Sky P.L.C...............................................  65,178    793,763
    Sky P.L.C. Sponsored ADR................................     636     30,922
    Smith & Nephew P.L.C....................................  55,146    907,099
    Smiths Group P.L.C......................................  92,468  1,545,632
    Soco International P.L.C................................  52,573    105,134
    Spectris P.L.C..........................................  29,550    733,695
    Speedy Hire P.L.C.......................................  43,868     20,007
    Spirax-Sarco Engineering P.L.C..........................  19,497  1,027,163
    Spire Healthcare Group P.L.C............................   5,136     21,970
    Spirent Communications P.L.C............................  83,679    100,032
*   Sports Direct International P.L.C.......................  30,602    117,195
#   SSE P.L.C............................................... 124,152  2,492,114
    SSP Group P.L.C.........................................  30,358    128,688
    St. Ives P.L.C..........................................  25,076     36,423
    St. James's Place P.L.C.................................  72,624    888,803
    St. Modwen Properties P.L.C.............................  57,049    212,861
    Stagecoach Group P.L.C..................................  38,571    103,434
    Standard Chartered P.L.C................................ 221,856  1,773,987
    Standard Life P.L.C..................................... 108,624    434,883
    Sthree P.L.C............................................   1,993      6,782
    Stobart Group, Ltd......................................  20,339     46,008
    SuperGroup P.L.C........................................  12,517    263,026
    Synthomer P.L.C.........................................  89,397    432,563
    TalkTalk Telecom Group P.L.C............................  77,013    233,377
    Tate & Lyle P.L.C....................................... 101,561    971,914
    Taylor Wimpey P.L.C..................................... 264,088    540,401
    Ted Baker P.L.C.........................................   3,608    112,396
    Telecom Plus P.L.C......................................  18,838    259,573
*   Tesco P.L.C............................................. 577,061  1,189,796

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES      VALUE++
                                                       --------- --------------
UNITED KINGDOM -- (Continued)
*   Thomas Cook Group P.L.C...........................   104,167 $       89,574
    Topps Tiles P.L.C.................................    28,274         44,907
    Travis Perkins P.L.C..............................    49,291      1,017,074
    Trinity Mirror P.L.C..............................   108,000        107,336
    TT Electronics P.L.C..............................     9,905         17,622
    TUI AG............................................    34,526        449,489
    Tullett Prebon P.L.C..............................    59,622        262,705
*   Tullow Oil P.L.C..................................   154,614        407,206
    U & I Group P.L.C.................................    19,176         38,445
    UBM P.L.C.........................................    84,602        750,882
    UDG Healthcare P.L.C..............................    57,342        441,371
    Ultra Electronics Holdings P.L.C..................    17,357        392,875
    Unilever P.L.C....................................     1,655         77,426
    Unilever P.L.C. Sponsored ADR.....................    20,005        936,434
    UNITE Group P.L.C. (The)..........................    59,618        499,624
    United Utilities Group P.L.C......................    45,838        616,663
*   Vectura Group P.L.C...............................   137,666        271,596
    Vedanta Resources P.L.C...........................    17,593        133,740
    Vesuvius P.L.C....................................    69,938        340,051
    Victrex P.L.C.....................................    22,139        432,422
    Virgin Money Holdings UK P.L.C....................    20,125         70,189
    Vodafone Group P.L.C.............................. 1,177,738      3,577,828
    Vodafone Group P.L.C. Sponsored ADR...............    31,855        984,319
    Weir Group P.L.C. (The)...........................    31,029        601,209
    WH Smith P.L.C....................................    16,277        329,504
    Whitbread P.L.C...................................     8,294        423,530
    William Hill P.L.C................................   232,847        984,939
    Wilmington P.L.C..................................     3,711         12,191
    Wireless Group P.L.C..............................     2,440          9,921
*   Wizz Air Holdings P.L.C...........................     1,105         22,653
    WM Morrison Supermarkets P.L.C....................   535,936      1,317,054
    Wolseley P.L.C....................................    13,326        743,036
    WPP P.L.C.........................................    67,844      1,522,251
    WPP P.L.C. Sponsored ADR..........................     3,436        385,073
    WS Atkins P.L.C...................................    27,702        512,764
    Xaar P.L.C........................................    11,107         73,013
    Zoopla Property Group P.L.C.......................    14,085         54,747
                                                                 --------------
TOTAL UNITED KINGDOM..................................              194,347,009
                                                                 --------------
UNITED STATES -- (0.0%)
    Ball Corp.........................................     2,851        201,498
    International Game Technology P.L.C...............     2,733         57,120
                                                                 --------------
TOTAL UNITED STATES...................................                  258,618
                                                                 --------------
TOTAL COMMON STOCKS...................................            1,567,798,175
                                                                 --------------
PREFERRED STOCKS -- (0.8%)

BRAZIL -- (0.5%)
    Alpargatas SA.....................................    44,900        159,249
    Banco ABC Brasil SA...............................    23,681        102,980
    Banco Bradesco SA.................................    66,660        583,049
    Banco Bradesco SA ADR.............................    55,308        481,180

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
BRAZIL -- (Continued)
    Banco do Estado do Rio Grande do Sul SA Class B......    74,025 $   246,111
    Braskem SA Class A...................................    31,067     177,641
*   Centrais Eletricas Brasileiras SA Class B............    43,000     295,472
    Cia Brasileira de Distribuicao.......................    28,564     432,283
    Cia de Gas de Sao Paulo - COMGAS Class A.............     4,500      76,332
    Cia de Saneamento do Parana..........................    20,600      37,358
    Cia de Transmissao de Energia Eletrica Paulista......     5,667     120,597
    Cia Energetica de Minas Gerais.......................   116,000     325,204
    Cia Energetica de Sao Paulo Class B..................    37,300     160,133
    Cia Ferro Ligas da Bahia - Ferbasa...................    10,300      26,652
    Cia Paranaense de Energia............................    18,200     180,462
    Eletropaulo Metropolitana Eletricidade de Sao Paulo
      SA.................................................     9,800      37,992
    Gerdau SA............................................   200,788     479,924
    Itau Unibanco Holding SA.............................   117,395   1,223,408
#   Itau Unibanco Holding SA ADR.........................    60,280     629,926
    Lojas Americanas SA..................................    58,080     343,027
*   Marcopolo SA.........................................   155,900     148,092
*   Petroleo Brasileiro SA...............................   279,946   1,024,846
*   Petroleo Brasileiro SA Sponsored ADR.................    42,200     307,638
*   Randon SA Implementos e Participacoes................    78,100     113,450
    Suzano Papel e Celulose SA Class A...................    46,538     142,381
    Telefonica Brasil SA.................................     8,370     127,083
*   Usinas Siderurgicas de Minas Gerais SA Class A.......   133,673     154,600
    Vale SA..............................................   102,200     473,113
    Vale SA Sponsored ADR................................    14,280      65,831
                                                                    -----------
TOTAL BRAZIL.............................................             8,676,014
                                                                    -----------
CHILE -- (0.0%)
    Embotelladora Andina SA Class B......................    38,816     153,568
                                                                    -----------
COLOMBIA -- (0.0%)
    Avianca Holdings SA..................................    71,187      53,448
    Banco Davivienda SA..................................    12,267     107,886
    Grupo de Inversiones Suramericana SA.................     3,576      43,704
                                                                    -----------
TOTAL COLOMBIA...........................................               205,038
                                                                    -----------
GERMANY -- (0.3%)
    Bayerische Motoren Werke AG..........................     6,158     446,326
#   Biotest AG...........................................     3,598      54,865
    Draegerwerk AG & Co. KGaA............................     1,093      72,393
    Fuchs Petrolub SE....................................     8,076     341,009
    Henkel AG & Co. KGaA.................................     2,460     306,530
    Jungheinrich AG......................................    14,268     435,201
    Porsche Automobil Holding SE.........................    10,785     563,994
    Sartorius AG.........................................     4,816     385,073
    Sixt SE..............................................     5,162     212,227
    STO SE & Co. KGaA....................................       585      69,972
    Villeroy & Boch AG...................................       987      15,050
    Volkswagen AG........................................    17,044   2,397,976
                                                                    -----------
TOTAL GERMANY............................................             5,300,616
                                                                    -----------
TOTAL PREFERRED STOCKS...................................            14,335,236
                                                                    -----------

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES      VALUE++
                                                       --------- --------------
RIGHTS/WARRANTS -- (0.0%)

BRAZIL -- (0.0%)
*     Banco ABC Brasil SA Rights 08/18/16.............     1,152 $        5,010
                                                                 --------------
CHINA -- (0.0%)
#*    China Resources Beer Holdings Co., Ltd. Rights
        08/09/16......................................    46,952         19,184
*     Symphony Holdings, Ltd. Warrants 07/05/19.......    24,000            247
*     United Energy Group, Ltd. Rights 08/19/16.......   582,000          7,502
                                                                 --------------
TOTAL CHINA...........................................                   26,933
                                                                 --------------
HONG KONG -- (0.0%)
*     Imagi International Holdings, Ltd. Rights
        08/12/16......................................    48,800            157
                                                                 --------------
SINGAPORE -- (0.0%)
*     Ezion Holdings, Ltd. Warrants 04/24/20..........     2,254            109
                                                                 --------------
SOUTH KOREA -- (0.0%)
*     Sammok S-Form Co., Ltd. Rights 08/04/16.........       631          1,915
*     SAMT Co., Ltd. Rights 08/03/16..................     6,429          2,468
                                                                 --------------
TOTAL SOUTH KOREA.....................................                    4,383
                                                                 --------------
SPAIN -- (0.0%)
*     Zardoya Otis SA Rights 08/05/16.................    26,749         10,766
                                                                 --------------
TAIWAN -- (0.0%)
*     Fulgent Sun International Holding Co., Ltd.
        Rights 08/22/16...............................       405            285
                                                                 --------------
THAILAND -- (0.0%)
*     Banpu PCL Warrants 06/05/17.....................    68,900         19,683
*     Berli Jucker Co. Rights 08/04/16................    29,050          8,966
                                                                 --------------
TOTAL THAILAND........................................                   28,649
                                                                 --------------
TOTAL RIGHTS/WARRANTS.................................                   76,292
                                                                 --------------
TOTAL INVESTMENT SECURITIES...........................            1,582,209,703
                                                                 --------------

                                                                    VALUE+
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (6.6%)
(S)@  DFA Short Term Investment Fund.................. 9,637,841    111,509,819
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,712,600,117)^^.............................           $1,693,719,522
                                                                 ==============

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ----------------------------------------------
                                   LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                                 ------------ ------------ ------- ------------
Common Stocks
   Australia.................... $    868,857 $ 79,909,432   --    $ 80,778,289
   Austria......................           --    6,661,822   --       6,661,822
   Belgium......................      399,322   17,246,810   --      17,646,132
   Brazil.......................   24,493,498        7,470   --      24,500,968
   Canada.......................  105,001,770           --   --     105,001,770
   Chile........................    4,424,733           --   --       4,424,733
   China........................    4,520,871   74,042,484   --      78,563,355
   Colombia.....................    1,339,874           --   --       1,339,874
   Czech Republic...............           --      398,640   --         398,640
   Denmark......................      304,448   22,805,490   --      23,109,938
   Egypt........................           --      119,827   --         119,827
   Finland......................      183,881   20,541,363   --      20,725,244
   France.......................    1,760,926   82,267,519   --      84,028,445
   Germany......................    2,800,080   78,732,410   --      81,532,490
   Greece.......................           --      412,522   --         412,522
   Hong Kong....................      147,497   35,879,285   --      36,026,782
   Hungary......................           --    1,039,996   --       1,039,996
   India........................    1,104,630   38,229,692   --      39,334,322
   Indonesia....................      198,000    9,977,623   --      10,175,623
   Ireland......................    1,721,391    5,148,845   --       6,870,236
   Israel.......................    2,562,909    5,377,008   --       7,939,917
   Italy........................      147,922   27,907,055   --      28,054,977
   Japan........................    2,706,439  283,509,881   --     286,216,320
   Malaysia.....................           --   10,638,340   --      10,638,340
   Mexico.......................   15,702,361      223,559   --      15,925,920
   Netherlands..................    4,385,229   27,816,992   --      32,202,221
   New Zealand..................       32,902    7,723,800   --       7,756,702
   Norway.......................      286,228    9,047,101   --       9,333,329
   Peru.........................      344,828           --   --         344,828
   Philippines..................       40,563    5,743,718   --       5,784,281
   Poland.......................           --    4,877,717   --       4,877,717
   Portugal.....................           --    3,681,484   --       3,681,484
   Russia.......................      244,596    3,899,002   --       4,143,598
   Singapore....................           --   13,614,753   --      13,614,753
   South Africa.................    5,862,205   26,383,614   --      32,245,819
   South Korea..................    1,285,117   70,644,022   --      71,929,139
   Spain........................      659,965   28,143,836   --      28,803,801
   Sweden.......................      265,608   34,653,670   --      34,919,278
   Switzerland..................    3,556,292   76,353,866   --      79,910,158
   Taiwan.......................    3,107,565   53,231,947   --      56,339,512
   Thailand.....................   10,635,067           --   --      10,635,067
   Turkey.......................       20,712    5,183,667   --       5,204,379
   United Kingdom...............   46,426,447  147,920,562   --     194,347,009
   United States................      258,618           --   --         258,618
Preferred Stocks
   Brazil.......................    8,676,014           --   --       8,676,014
   Chile........................      153,568           --   --         153,568
   Colombia.....................      205,038           --   --         205,038
   Germany......................           --    5,300,616   --       5,300,616
Rights/Warrants
   Brazil.......................           --        5,010   --           5,010
   China........................           --       26,933   --          19,431
   Hong Kong....................           --          157   --           7,659
   Singapore....................           --          109   --             109
   South Korea..................           --        4,383   --           4,383
   Spain........................           --       10,766   --          10,766

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


   Taiwan.......................           --            285 --             285
   Thailand.....................           --         28,649 --          28,649
Securities Lending
   Collateral...................           --    111,509,819 --     111,509,819
                                 ------------ -------------- --  --------------
TOTAL........................... $256,835,971 $1,436,883,551 --  $1,693,719,522
                                 ============ ============== ==  ==============

                  SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                          SHARES      VALUE+
                                                         --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio of
  DFA Investment Dimensions Group Inc................... 7,295,579 $127,380,814
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................... 8,755,292  101,036,064
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................... 2,582,789   46,619,348
                                                                   ------------
 TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
   (Cost $261,316,073)..................................            275,036,226
                                                                   ------------
 TOTAL INVESTMENTS -- (100.0%) (Cost $261,316,073)^^....           $275,036,226
                                                                   ============

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                      -----------------------------------------
                                        LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                      ------------ ------- ------- ------------
Affiliated Investment Companies...... $275,036,226      --   --    $275,036,226
Futures Contracts**..................      584,969      --   --         584,969
Forward Currency Contracts**.........           -- $56,921   --          56,921
                                      ------------ -------   --    ------------
TOTAL................................ $275,621,195 $56,921   --    $275,678,116
                                      ============ =======   ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                          EMERGING MARKETS PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                                     VALUE+
                                                                 --------------
 AFFILIATED INVESTMENT COMPANY -- (100.0%)
 Investment in The Emerging Markets Series of The DFA
   Investment Trust Company..................................... $4,820,570,416
                                                                 --------------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
      (Cost $3,961,307,690)^^................................... $4,820,570,416
                                                                 ==============

Summary of the Portfolio's Master Fund's investments as of July 31, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     EMERGING MARKETS SMALL CAP PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                                     VALUE+
                                                                 --------------
 AFFILIATED INVESTMENT COMPANY -- (100.0%)
 Investment in The Emerging Markets Small Cap Series of The DFA
   Investment Trust Company..................................... $5,280,341,933
                                                                 --------------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
      (Cost $5,117,706,291)^^................................... $5,280,341,933
                                                                 ==============

Summary of the Portfolio's Master Fund's investments as of July 31, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                       EMERGING MARKETS VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                                    VALUE+
                                                                ---------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in Dimensional Emerging Markets Value Fund.......... $15,895,968,637
                                                                ---------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $17,670,516,782)^^.................................. $15,895,968,637
                                                                ===============

                    EMERGING MARKETS CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                           SHARES     VALUE++
                                                         ---------- -----------
COMMON STOCKS -- (92.1%)

BELGIUM -- (0.0%)
*   Viohalco SA.........................................      2,678 $     3,990
                                                                    -----------
BRAZIL -- (6.7%)
    AES Tiete Energia SA................................  1,417,608   7,520,003
    Aliansce Shopping Centers SA........................    918,811   4,106,085
*   Alupar Investimento SA(BD0M2B1).....................     41,760     215,729
    Alupar Investimento SA(B8DWT90).....................    338,670   1,753,722
    AMBEV SA............................................  1,591,620   9,228,490
    AMBEV SA ADR........................................ 12,546,714  72,520,007
    Arezzo Industria e Comercio SA......................    475,631   4,107,349
*   B2W Cia Digital.....................................    876,478   3,514,128
    Banco Bradesco SA...................................  2,894,570  26,076,483
    Banco do Brasil SA..................................  3,734,346  24,243,765
    Banco Santander Brasil SA...........................    537,083   3,375,818
    Banco Santander Brasil SA ADR.......................    140,666     879,163
    BB Seguridade Participacoes SA......................  2,736,142  25,434,037
    BM&FBovespa SA - Bolsa de Valores Mercadorias e
      Futuros........................................... 13,220,623  77,837,927
*   BR Malls Participacoes SA...........................  4,961,461  21,514,354
*   Brasil Brokers Participacoes SA.....................  1,336,822     948,276
    BrasilAgro - Co. Brasileira de Propriedades
      Agricolas.........................................     16,400      64,388
    Braskem SA Sponsored ADR............................    584,013   6,716,150
    BRF SA..............................................  2,158,888  36,154,582
    BRF SA ADR..........................................  1,255,318  20,938,704
    BTG Pactual Group...................................     36,000     188,860
    CCR SA..............................................  6,293,596  36,355,494
*   Centrais Eletricas Brasileiras SA...................  1,615,400   8,783,463
    CETIP SA - Mercados Organizados.....................  1,913,550  25,536,426
    Cia Brasileira de Distribuicao ADR..................    194,588   2,932,441
    Cia de Saneamento Basico do Estado de Sao Paulo.....  1,072,328  10,186,190
    Cia de Saneamento Basico do Estado de Sao Paulo
      ADR...............................................    976,227   9,215,583
    Cia de Saneamento de Minas Gerais-COPASA(B0YBZJ2)...    505,088   5,140,607
*   Cia de Saneamento de Minas Gerais-COPASA(BZ01Z24)...     29,070     295,864
    Cia Energetica de Minas Gerais......................    359,339   1,025,131
    Cia Energetica de Minas Gerais Sponsored ADR........  1,059,060   2,933,595
    Cia Hering..........................................  1,854,852  10,583,137
    Cia Paranaense de Energia...........................    150,400     988,009
    Cia Paranaense de Energia Sponsored ADR.............    283,710   2,808,729
*   Cia Siderurgica Nacional SA.........................  2,985,755  10,193,779
*   Cia Siderurgica Nacional SA Sponsored ADR...........  3,613,990  12,251,426
    Cielo SA............................................  3,364,690  38,136,057
*   Cosan Logistica SA..................................    607,167     853,899
    Cosan SA Industria e Comercio.......................    906,832   9,523,078
    CPFL Energia SA.....................................    871,420   6,138,426
    CPFL Energia SA ADR.................................    235,432   3,307,820
    CVC Brasil Operadora e Agencia de Viagens SA........    222,900   1,484,900
    Cyrela Brazil Realty SA Empreendimentos e
      Participacoes.....................................  3,140,617  10,858,104
    Cyrela Commercial Properties SA Empreendimentos e
      Participacoes.....................................     15,734      49,496
    Dimed SA Distribuidora da Medicamentos..............      1,500     201,235
    Direcional Engenharia SA............................  1,045,926   2,064,497
    Duratex SA..........................................  2,635,279   8,054,409
*   EcoRodovias Infraestrutura e Logistica SA...........  2,228,743   5,643,344
    EDP - Energias do Brasil SA.........................  3,432,592  15,223,499

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
BRAZIL -- (Continued)
    Embraer SA Sponsored ADR.............................   884,923 $16,167,543
    Engie Brasil Energia SA..............................   951,409  12,385,571
    Equatorial Energia SA................................ 1,798,397  30,799,712
    Estacio Participacoes SA............................. 1,812,334   9,865,438
    Eternit SA........................................... 1,097,920     568,870
    Even Construtora e Incorporadora SA.................. 2,735,677   3,897,985
    Ez Tec Empreendimentos e Participacoes SA............   707,795   3,885,625
    Fibria Celulose SA...................................   438,342   2,675,422
    Fibria Celulose SA Sponsored ADR..................... 1,057,881   6,505,968
    Fleury SA............................................   588,063   5,662,265
    Fras-Le SA...........................................     6,000       7,883
    GAEC Educacao SA.....................................   150,753     707,643
    Gafisa SA............................................ 2,012,500   1,371,708
    Gafisa SA ADR........................................ 1,399,277   1,903,017
    Gerdau SA............................................   905,282   1,543,983
    Gerdau SA Sponsored ADR.............................. 4,354,272  10,276,082
    Gol Linhas Aereas Inteligentes SA ADR................    20,897     330,166
    Grendene SA..........................................   707,528   3,751,051
    Guararapes Confeccoes SA.............................    57,932   1,229,786
    Helbor Empreendimentos SA............................ 1,103,669     796,504
    Hypermarcas SA....................................... 1,498,138  12,683,163
    Iguatemi Empresa de Shopping Centers SA..............   904,744   8,521,738
*   International Meal Co. Alimentacao SA................   505,176     888,078
    Iochpe Maxion SA.....................................   925,203   4,936,470
    Itau Unibanco Holding SA............................. 1,036,618   9,380,203
    JBS SA............................................... 6,615,014  22,237,741
*   JHSF Participacoes SA................................   619,229     351,401
*   Joao Fortes Engenharia SA............................    20,369      15,077
    JSL SA...............................................   519,318   1,577,622
    Kepler Weber SA......................................   104,504     718,739
    Klabin SA............................................ 2,601,807  13,633,327
    Kroton Educacional SA................................ 8,165,906  36,366,791
    Light SA.............................................   900,896   4,042,696
    Linx SA..............................................   282,519   1,607,598
    Localiza Rent a Car SA............................... 1,367,648  16,998,586
*   Log-in Logistica Intermodal SA.......................    33,276      58,292
    Lojas Americanas SA.................................. 1,201,664   4,832,748
    Lojas Renner SA...................................... 4,484,089  37,699,317
*   LPS Brasil Consultoria de Imoveis SA.................   419,180     607,620
    M Dias Branco SA.....................................   267,585   9,696,903
*   Magazine Luiza SA....................................    47,800     678,140
*   Magnesita Refratarios SA.............................   262,910   1,325,742
    Mahle-Metal Leve SA..................................   553,100   4,554,580
*   Marfrig Global Foods SA.............................. 4,099,073   7,180,710
*   Marisa Lojas SA......................................   302,121     773,379
*   Mills Estruturas e Servicos de Engenharia SA.........   686,963   1,207,651
*   Minerva SA........................................... 1,382,685   4,093,812
    MRV Engenharia e Participacoes SA.................... 3,513,255  14,681,904
    Multiplan Empreendimentos Imobiliarios SA............   419,216   8,167,368
    Multiplus SA.........................................   550,448   7,260,875
    Natura Cosmeticos SA................................. 1,204,000  12,365,285
    Odontoprev SA........................................ 2,329,620   9,340,322
    Paranapanema SA...................................... 1,714,131   1,152,481

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
BRAZIL -- (Continued)
*   PDG Realty SA Empreendimentos e Participacoes....     62,700 $       68,455
*   Petroleo Brasileiro SA...........................  5,190,673     22,428,241
*   Petroleo Brasileiro SA Sponsored ADR.............  3,804,709     33,024,874
    Porto Seguro SA..................................    970,253      8,408,620
    Portobello SA....................................    150,900        121,003
*   Prumo Logistica SA...............................      9,620         21,510
    QGEP Participacoes SA............................    990,900      1,867,259
    Qualicorp SA.....................................  2,487,865     16,496,761
    Raia Drogasil SA.................................  1,355,925     27,717,342
*   Restoque Comercio e Confeccoes de Roupas SA......    672,323        841,855
    Rodobens Negocios Imobiliarios SA................    142,921        320,012
*   Rumo Logistica Operadora Multimodal SA...........  3,878,331      7,320,314
    Santos Brasil Participacoes SA...................    418,645      1,814,077
    Sao Carlos Empreendimentos e Participacoes SA....      8,800         72,465
    Sao Martinho SA..................................    551,287      9,028,294
    Ser Educacional SA...............................     96,000        462,768
    SLC Agricola SA..................................    691,924      3,200,981
    Smiles SA........................................    506,005      8,108,814
    Sonae Sierra Brasil SA...........................    197,218      1,228,659
    Sul America SA...................................  2,012,574     10,700,955
    Technos SA.......................................    104,816        163,250
    Tecnisa SA.......................................  1,033,095        876,206
    Telefonica Brasil SA ADR.........................    478,639      7,246,594
*   Tereos Internacional SA..........................      2,128         41,867
    Tim Participacoes SA.............................  3,155,037      8,086,096
    Tim Participacoes SA ADR.........................    307,211      3,959,950
    Totvs SA.........................................  1,159,769     11,767,949
    TPI - Triunfo Participacoes e Investimentos SA...    168,927        237,052
    Transmissora Alianca de Energia Eletrica SA......  1,385,156     11,064,502
    Ultrapar Participacoes SA........................  2,067,950     47,221,508
    Ultrapar Participacoes SA Sponsored ADR..........     70,325      1,601,300
*   Usinas Siderurgicas de Minas Gerais SA...........    199,244        516,176
    Vale SA..........................................  1,499,814      8,557,414
    Vale SA Sponsored ADR............................  2,550,551     14,665,668
    Valid Solucoes e Servicos de Seguranca em Meios
      de Pagamento e Identificacao S.A...............    840,749      7,613,000
*   Vanguarda Agro SA................................      2,800         15,924
    Via Varejo SA....................................    106,900        220,895
    WEG SA...........................................  2,789,246     13,135,883
                                                                 --------------
TOTAL BRAZIL.........................................             1,252,319,732
                                                                 --------------
CHILE -- (1.4%)
    AES Gener SA..................................... 11,099,421      5,342,439
    Aguas Andinas SA Class A......................... 17,063,318     10,296,897
    Banco de Chile................................... 36,500,983      4,052,939
    Banco de Chile ADR...............................     94,739      6,296,354
    Banco de Credito e Inversiones...................    203,163      9,167,395
    Banco Santander Chile............................  7,858,377        403,212
    Banco Santander Chile ADR........................    657,802     13,530,987
    Banmedica SA.....................................    652,643      1,281,061
    Besalco SA.......................................  1,451,429        587,533
    CAP SA...........................................    585,717      2,554,376
    Cementos BIO BIO SA..............................    180,149        170,339

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- -----------
CHILE -- (Continued)
    Cencosud SA........................................   4,195,255 $11,951,014
    Cencosud SA ADR....................................       6,235      52,873
    Cia Cervecerias Unidas SA..........................     296,116   3,379,336
    Cia Cervecerias Unidas SA Sponsored ADR............     188,676   4,315,020
*   Cia Sud Americana de Vapores SA....................  28,533,494     519,980
    Clinica LAS Condes SA..............................         309      18,923
    Colbun SA..........................................  34,960,428   8,592,047
    Cristalerias de Chile SA...........................      59,157     508,299
    Embotelladora Andina SA Class A ADR................       2,422      50,244
    Embotelladora Andina SA Class B ADR................      65,266   1,525,919
    Empresa Nacional de Electricidad SA................   4,972,821   4,542,499
    Empresa Nacional de Electricidad SA
      Sponsored ADR....................................     208,216   5,684,297
*   Empresa Nacional de Telecomunicaciones SA..........   1,208,951  11,911,117
*   Empresas AquaChile SA..............................     433,769     181,552
    Empresas CMPC SA...................................   5,562,170  11,670,659
    Empresas COPEC SA..................................   1,239,727  11,248,726
    Empresas Hites SA..................................   1,075,010     571,292
*   Empresas La Polar SA...............................   5,041,055     224,466
    Endesa Americas SA.................................   4,972,821   2,335,285
    Endesa Americas SA ADR.............................     208,216   2,917,106
    Enersis Americas SA................................  15,150,378   2,661,181
    Enersis Americas SA Sponsored ADR..................   2,026,836  17,592,936
    Enersis Chile SA(BYMLZD6)..........................  15,150,378   1,759,309
    Enersis Chile SA(29278D105)........................   2,026,836  11,634,039
    Engie Energia Chile SA.............................   3,784,947   7,036,827
    Enjoy SA...........................................     407,211      38,690
    Forus SA...........................................     571,195   2,049,985
    Gas Natural Chile SA...............................      74,268     396,724
    Gasco SA...........................................      74,268     190,591
    Grupo Security SA..................................     749,433     250,857
    Inversiones Aguas Metropolitanas SA................   4,206,095   7,208,154
    Inversiones La Construccion SA.....................      94,895   1,087,165
    Itau CorpBanca(45033E105)..........................      72,474     956,657
    Itau CorpBanca(BYT25P4)............................ 965,806,235   8,409,219
*   Latam Airlines Group SA............................     121,449   1,059,119
*   Latam Airlines Group SA Sponsored ADR..............   1,526,274  13,354,897
    Masisa SA..........................................  11,644,667     524,735
    Molibdenos y Metales SA............................      84,984     541,138
*   Multiexport Foods SA...............................   2,734,356     638,156
    Parque Arauco SA...................................   4,586,184  10,158,050
    PAZ Corp. SA.......................................   1,360,626     798,106
    Ripley Corp. SA....................................   6,678,497   4,214,293
    SACI Falabella.....................................   1,564,009  11,515,349
    Salfacorp SA.......................................     677,204     517,226
    Sigdo Koppers SA...................................   1,756,594   2,355,899
    Sociedad Matriz SAAM SA............................  16,442,528   1,306,059
    Sociedad Quimica y Minera de Chile SA Sponsored
       ADR.............................................     418,286  10,365,127
    Socovesa SA........................................   1,364,609     330,474
    Sonda SA...........................................   2,832,816   5,192,667
*   Tech Pack SA.......................................     201,054     110,255
    Vina Concha y Toro SA..............................   2,537,191   4,322,894

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
CHILE -- (Continued)
    Vina Concha y Toro SA Sponsored ADR...............      27,985 $    962,124
                                                                   ------------
TOTAL CHILE...........................................              265,423,088
                                                                   ------------
CHINA -- (13.5%)
    361 Degrees International, Ltd....................   4,557,000    1,354,016
#   AAC Technologies Holdings, Inc....................   1,545,000   14,441,943
    Agile Group Holdings, Ltd.........................  11,818,465    6,783,417
    Agricultural Bank of China, Ltd. Class H..........  44,769,460   16,491,104
    Air China, Ltd. Class H...........................   6,454,000    4,927,711
    Ajisen China Holdings, Ltd........................   2,284,000      990,516
*   Alibaba Health Information Technology, Ltd........   3,876,000    2,699,727
#*  Alibaba Pictures Group, Ltd.......................  15,500,000    3,325,693
*   Aluminum Corp. of China, Ltd. ADR.................     229,002    1,845,756
#*  Aluminum Corp. of China, Ltd. Class H.............   5,906,000    1,910,319
    AMVIG Holdings, Ltd...............................   1,688,000      595,142
#*  Angang Steel Co., Ltd. Class H....................   5,323,160    2,609,913
#   Anhui Conch Cement Co., Ltd. Class H..............   2,872,500    7,557,782
    Anhui Expressway Co., Ltd. Class H................   2,256,000    1,750,483
    Anhui Tianda Oil Pipe Co., Ltd. Class H...........     589,130      126,685
#   Anta Sports Products, Ltd.........................   3,859,000    8,624,550
#*  Anton Oilfield Services Group.....................   8,498,000      807,060
#*  Anxin-China Holdings, Ltd.........................  13,373,000      124,450
#   Asia Cement China Holdings Corp...................   2,581,500      525,293
#*  Asian Citrus Holdings, Ltd........................   3,478,000      309,886
    Aupu Group Holding Co., Ltd.......................     132,000       43,602
    Ausnutria Dairy Corp., Ltd........................      67,000       23,661
*   AVIC International Holding HK, Ltd................   5,380,000      362,016
#   AVIC International Holdings, Ltd. Class H.........   1,016,000      598,845
#   AviChina Industry & Technology Co., Ltd.
      Class H.........................................   8,326,212    6,123,180
#   BAIC Motor Corp., Ltd. Class H....................     408,000      371,096
    Bank of China, Ltd. Class H....................... 149,441,702   61,697,152
    Bank of Chongqing Co., Ltd. Class H...............   1,411,500    1,054,417
    Bank of Communications Co., Ltd. Class H..........  14,957,618   10,124,623
#*  Baoxin Auto Group, Ltd............................   1,003,864      719,412
    Baoye Group Co., Ltd. Class H.....................   1,544,440    1,121,961
    BBMG Corp. Class H................................   9,647,404    3,542,214
    Beijing Capital International Airport Co., Ltd.
      Class H.........................................   8,336,000    9,634,602
    Beijing Capital Land, Ltd. Class H................   8,202,000    3,124,837
#*  Beijing Enterprises Environment Group, Ltd........     437,000       87,825
    Beijing Enterprises Holdings, Ltd.................   1,590,528    8,991,873
#   Beijing Enterprises Water Group, Ltd..............   6,160,469    3,749,462
    Beijing Jingneng Clean Energy Co., Ltd. Class H...   8,522,000    2,577,559
    Beijing North Star Co., Ltd. Class H..............   3,342,000    1,025,966
#*  Beijing Properties Holdings, Ltd..................   2,694,967      170,428
    Beijing Urban Construction Design & Development
      Group Co., Ltd. Class H.........................     517,000      280,447
    Belle International Holdings, Ltd.................  21,269,114   14,099,215
    Best Pacific International Holdings, Ltd..........     300,000      203,103
    Besunyen Holdings Co., Ltd........................     230,000       18,126
#*  Biostime International Holdings, Ltd..............   1,258,500    4,085,329
#   Bloomage Biotechnology Corp., Ltd.................     685,000    1,146,489
#   Boer Power Holdings, Ltd..........................   1,583,000      630,050
#   Bolina Holding Co., Ltd...........................   1,572,000      393,121
    Bosideng International Holdings, Ltd..............  17,808,157    1,493,354

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
CHINA -- (Continued)
#*  Boyaa Interactive International, Ltd..............   1,082,000 $    393,099
    Bracell, Ltd......................................      23,000        4,954
#   Brilliance China Automotive Holdings, Ltd.........   5,142,000    5,724,911
    Brilliant Circle Holdings International, Ltd......      60,000       10,214
#   Broad Greenstate International Co., Ltd...........   1,492,000      230,746
#*  Byd Co., Ltd. Class H.............................   1,320,300    8,408,485
*   BYD Electronic International Co., Ltd.............   6,280,222    4,789,125
    C C Land Holdings, Ltd............................   8,200,354    2,114,538
*   C.banner International Holdings, Ltd..............     848,000      303,810
    Cabbeen Fashion, Ltd..............................     642,000      202,809
*   Canvest Environmental Protection Group Co., Ltd...     306,000      139,346
*   Capital Environment Holdings, Ltd.................   1,642,000       63,706
#*  CAR, Inc..........................................     607,000      622,118
    Carrianna Group Holdings Co., Ltd.................   1,640,877      156,520
    CECEP COSTIN New Materials Group, Ltd.............   2,583,000      207,144
    Central China Real Estate, Ltd....................   3,812,074      747,185
#   Central China Securities Co., Ltd. Class H........   2,881,000    1,213,087
    Century Sunshine Group Holdings, Ltd..............  12,975,000      527,922
*   CGN Meiya Power Holdings Co., Ltd.................   1,392,000      205,378
#   CGN Power Co., Ltd. Class H.......................  12,342,000    3,655,791
    Changshouhua Food Co., Ltd........................   1,543,000      676,714
*   Chanjet Information Technology Co., Ltd.
      Class H.........................................      27,400       30,012
#   Chaowei Power Holdings, Ltd.......................   2,508,000    1,623,942
*   Chigo Holding, Ltd................................  22,124,000      239,835
#   China Aerospace International Holdings, Ltd.......  14,598,600    1,868,054
#*  China Agri-Industries Holdings, Ltd...............  15,350,800    5,356,253
#   China Aircraft Leasing Group Holdings, Ltd........     683,500      727,897
#   China All Access Holdings, Ltd....................   3,528,000    1,114,263
*   China Animal Healthcare, Ltd......................   1,485,000      186,620
*   China Animation Characters Co., Ltd...............      66,000       33,999
    China Aoyuan Property Group, Ltd..................   7,507,000    1,579,369
*   China Automation Group, Ltd.......................   3,425,000      523,394
    China BlueChemical, Ltd. Class H..................  11,677,122    2,340,164
*   China Child Care Corp., Ltd.......................   1,340,000       79,604
    China Cinda Asset Management Co., Ltd. Class H....  25,440,000    8,290,852
    China CITIC Bank Corp., Ltd. Class H..............  20,016,607   12,687,836
*   China City Railway Transportation Technology
      Holdings Co., Ltd...............................   1,168,000      214,524
#*  China Coal Energy Co., Ltd. Class H...............  12,732,168    6,738,025
#   China Communications Construction Co., Ltd.
      Class H.........................................   8,450,387    9,260,039
    China Communications Services Corp., Ltd.
       Class H........................................  13,795,327    7,502,863
    China Conch Venture Holdings, Ltd.................   1,136,500    2,178,762
    China Construction Bank Corp. Class H............. 236,178,302  158,839,406
#*  China COSCO Holdings Co., Ltd. Class H............  11,449,000    4,008,007
*   China Datang Corp. Renewable Power Co., Ltd.
      Class H.........................................  11,482,000    1,185,758
#   China Dongxiang Group Co., Ltd....................  18,412,888    3,634,701
*   China Dredging Environment Protection Holdings,
      Ltd.............................................   2,420,000      234,732
#*  China Dynamics Holdings, Ltd......................   6,100,000      224,877
#*  China Eastern Airlines Corp., Ltd. Class H........   6,060,000    3,399,068
#   China Electronics Corp. Holdings Co., Ltd.........   2,350,000      564,927
#   China Energine International Holdings, Ltd........   2,088,000      162,283
    China Everbright Bank Co., Ltd. Class H...........   6,378,000    2,779,649
#   China Everbright International, Ltd...............   8,479,000    9,182,613
    China Everbright, Ltd.............................   4,266,896    8,173,271

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
CHINA -- (Continued)
#   China Evergrande Group............................. 29,448,000 $ 18,604,422
#*  China Fiber Optic Network System Group, Ltd........  4,540,800      375,815
    China Financial Services Holdings, Ltd.............    718,000       55,682
*   China First Capital Group, Ltd.....................    736,000      522,940
#   China Foods, Ltd...................................  3,694,000    1,409,095
    China Galaxy Securities Co., Ltd. Class H.......... 16,335,500   14,175,622
#   China Gas Holdings, Ltd............................  5,562,000    8,804,764
*   China Glass Holdings, Ltd..........................  4,226,000      562,358
*   China Greenland Rundong Auto Group, Ltd............    542,000      244,644
#*  China Hanking Holdings, Ltd........................  2,335,000      214,103
    China Harmony New Energy Auto Holding, Ltd.........  3,912,500    2,202,283
#*  China High Precision Automation Group, Ltd.........  1,360,000       40,098
    China High Speed Transmission Equipment Group Co.,
      Ltd..............................................  6,895,007    5,395,538
#   China Hongqiao Group, Ltd..........................  7,359,500    4,923,319
#   China Huishan Dairy Holdings Co., Ltd..............  5,223,000    2,054,409
*   China Huiyuan Juice Group, Ltd.....................  4,591,500    1,587,707
#   China International Marine Containers Group Co.,
      Ltd. Class H.....................................    507,400      586,308
#*  China ITS Holdings Co., Ltd........................  2,751,096      245,054
#   China Jinmao Holdings Group, Ltd................... 21,972,976    6,137,069
#   China Lesso Group Holdings, Ltd....................  6,283,000    3,564,739
    China Life Insurance Co., Ltd. ADR.................    881,250    9,931,687
    China Life Insurance Co., Ltd. Class H.............  1,838,000    4,169,108
    China Lilang, Ltd..................................  2,667,000    1,718,051
*   China Longevity Group Co., Ltd.....................    893,399       29,594
    China Longyuan Power Group Corp., Ltd. Class H..... 10,432,000    8,397,830
*   China LotSynergy Holdings, Ltd..................... 13,040,000      438,715
#*  China Lumena New Materials Corp.................... 15,666,000           --
    China Machinery Engineering Corp. Class H..........  2,826,000    1,771,676
#   China Maple Leaf Educational Systems, Ltd..........  1,416,000    1,215,150
#   China Medical System Holdings, Ltd.................  4,698,800    6,921,885
    China Mengniu Dairy Co., Ltd.......................  4,622,000    7,743,114
    China Merchants Bank Co., Ltd. Class H.............  9,966,146   21,370,962
    China Merchants Holdings International Co., Ltd....  4,458,901   13,114,464
#   China Merchants Land, Ltd..........................  3,806,000      604,766
#*  China Metal Recycling Holdings, Ltd................  1,955,133           --
    China Minsheng Banking Corp., Ltd. Class H......... 12,770,800   13,352,108
*   China Minsheng Financial Holding Corp., Ltd........    130,000       13,445
    China Mobile, Ltd..................................  3,748,000   46,413,438
    China Mobile, Ltd. Sponsored ADR...................  1,846,091  114,623,790
#   China Modern Dairy Holdings, Ltd................... 11,777,000    1,551,135
    China Molybdenum Co., Ltd. Class H.................  6,174,000    1,406,143
    China National Building Material Co., Ltd.
       Class H......................................... 20,208,000    9,320,205
    China National Materials Co., Ltd. Class H.........  7,443,000    1,830,333
*   China New Town Development Co., Ltd................  5,843,677      203,577
#   China NT Pharma Group Co., Ltd.....................  2,358,500      621,075
#*  China Ocean Resources Co., Ltd.....................    607,045      724,366
#*  China Oil & Gas Group, Ltd......................... 27,480,000    2,023,714
#   China Oilfield Services, Ltd. Class H..............  5,890,000    4,660,759
#*  China Overseas Grand Oceans Group, Ltd.............  5,362,000    1,540,911
    China Overseas Land & Investment, Ltd..............  9,824,033   32,405,223
#   China Overseas Property Holdings, Ltd..............  2,971,344      622,815
    China Pacific Insurance Group Co., Ltd. Class H....  3,368,665   11,971,263
    China Petroleum & Chemical Corp. ADR...............    211,889   15,215,735

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
CHINA -- (Continued)
    China Petroleum & Chemical Corp. Class H............ 31,498,400 $22,589,774
#   China Pioneer Pharma Holdings, Ltd..................  1,722,000     409,364
    China Power International Development, Ltd.......... 14,944,200   6,101,929
#   China Power New Energy Development Co., Ltd.........  2,476,500   1,481,698
#*  China Precious Metal Resources Holdings Co., Ltd.... 21,645,682     681,583
*   China Properties Group, Ltd.........................  2,449,000     533,782
#   China Railway Construction Corp., Ltd. Class H......  4,902,187   5,910,085
#*  China Railway Group, Ltd. Class H...................  7,087,000   5,361,347
#*  China Rare Earth Holdings, Ltd...................... 10,336,399     734,438
#   China Resources Beer Holdings Co., Ltd..............  4,336,246   8,408,257
#   China Resources Cement Holdings, Ltd................ 12,532,946   4,561,195
    China Resources Gas Group, Ltd......................  2,514,000   7,387,585
    China Resources Land, Ltd........................... 10,546,610  26,306,700
    China Resources Power Holdings Co., Ltd.............  6,500,820  10,389,436
*   China Ruifeng Renewable Energy Holdings, Ltd........    624,000      53,929
#*  China Sanjiang Fine Chemicals Co., Ltd..............  3,379,000     747,933
    China SCE Property Holdings, Ltd....................  5,464,400   1,149,696
#*  China Shanshui Cement Group, Ltd.................... 10,119,645   3,544,171
#*  China Shengmu Organic Milk, Ltd.....................  2,063,000     407,308
    China Shenhua Energy Co., Ltd. Class H..............  4,315,000   8,284,727
    China Shineway Pharmaceutical Group, Ltd............  1,713,000   1,811,392
#*  China Shipping Container Lines Co., Ltd. Class H.... 20,067,300   4,212,529
    China Shipping Development Co., Ltd. Class H........  7,144,000   4,052,272
#   China Silver Group, Ltd.............................  3,102,000     737,928
#   China Singyes Solar Technologies Holdings, Ltd......  3,875,159   1,564,733
#   China South City Holdings, Ltd...................... 16,280,711   3,346,664
    China Southern Airlines Co., Ltd. Class H...........  7,378,000   4,865,072
    China Southern Airlines Co., Ltd. Sponsored ADR.....     41,944   1,390,024
*   China Starch Holdings, Ltd..........................  8,270,000     166,471
    China State Construction International Holdings,
      Ltd...............................................  4,051,520   5,429,768
#   China Suntien Green Energy Corp., Ltd. Class H......  8,859,000   1,017,899
*   China Taifeng Beddings Holdings, Ltd................  1,662,000      43,379
*   China Taiping Insurance Holdings Co., Ltd...........  6,296,930  12,389,401
    China Telecom Corp., Ltd. ADR.......................    136,139   6,762,024
    China Telecom Corp., Ltd. Class H...................  9,322,000   4,607,154
#*  China Tian Lun Gas Holdings, Ltd....................    655,500     500,620
#*  China Traditional Chinese Medicine Holdings Co.,
      Ltd...............................................  2,832,000   1,158,679
    China Travel International Investment Hong Kong,
      Ltd............................................... 15,173,892   4,314,342
    China Unicom Hong Kong, Ltd......................... 28,144,000  29,982,062
    China Unicom Hong Kong, Ltd. ADR....................  1,125,159  11,892,931
*   China Vanadium Titano - Magnetite Mining Co.,
      Ltd...............................................  3,897,000     130,885
    China Vanke Co., Ltd. Class H.......................  4,186,300   9,492,213
    China Vast Industrial Urban Development Co., Ltd....     42,000      16,562
    China Water Affairs Group, Ltd......................  5,000,000   3,078,010
#*  China Water Industry Group, Ltd.....................  2,292,000     375,776
    China XLX Fertiliser, Ltd...........................     83,000      24,026
    China Yongda Automobiles Services Holdings, Ltd.....  1,047,000     513,423
#*  China Yurun Food Group, Ltd.........................  8,589,000   1,254,291
    China ZhengTong Auto Services Holdings, Ltd.........  6,864,000   2,802,520
#   China Zhongwang Holdings, Ltd....................... 10,036,379   4,489,289
#*  Chinasoft International, Ltd........................  5,556,000   2,242,976
*   Chinese People Holdings Co., Ltd.................... 11,215,071     165,860
#*  Chongqing Iron & Steel Co., Ltd. Class H............    508,000     107,125

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
CHINA -- (Continued)
    Chongqing Machinery & Electric Co., Ltd. Class H....  7,739,962 $   849,166
    Chongqing Rural Commercial Bank Co., Ltd. Class H... 12,952,000   6,816,104
*   Chu Kong Petroleum & Natural Gas Steel Pipe
      Holdings, Ltd.....................................  2,446,000     369,675
    CIFI Holdings Group Co., Ltd........................  8,080,000   2,108,337
#   CIMC Enric Holdings, Ltd............................  3,352,000   1,335,012
*   CITIC Dameng Holdings, Ltd..........................  1,382,000      82,365
#*  CITIC Resources Holdings, Ltd....................... 14,208,000   1,526,472
    CITIC Securities Co., Ltd. Class H..................  6,265,500  13,385,704
    CITIC, Ltd.......................................... 13,636,567  20,692,935
#*  Citychamp Watch & Jewellery Group, Ltd..............  9,854,000   2,061,077
    Clear Media, Ltd....................................    222,000     203,506
    CNOOC, Ltd.......................................... 34,239,000  41,265,956
    CNOOC, Ltd. Sponsored ADR...........................    251,604  30,290,606
*   Coastal Greenland, Ltd..............................  3,432,000      82,993
#*  Cogobuy Group.......................................  1,479,000   2,214,672
#   Colour Life Services Group Co., Ltd.................    331,000     244,662
#   Comba Telecom Systems Holdings, Ltd.................  7,674,193   1,240,755
*   Comtec Solar Systems Group, Ltd.....................  4,506,000     296,629
    Concord New Energy Group, Ltd....................... 26,905,909   1,651,493
    Consun Pharmaceutical Group, Ltd....................    939,000     466,627
#*  Coolpad Group, Ltd.................................. 20,998,000   3,693,041
    Cosco International Holdings, Ltd...................  1,674,000     820,816
    COSCO Pacific, Ltd..................................  8,975,437   9,269,642
*   Coslight Technology International Group Co., Ltd....    526,000     233,951
#   Cosmo Lady China Holdings Co., Ltd..................  1,197,000     461,755
    Country Garden Holdings Co., Ltd.................... 25,391,660  10,359,626
#   CP Pokphand Co., Ltd................................ 15,571,658   1,810,019
    CPMC Holdings, Ltd..................................  1,825,000     801,244
#   CRRC Corp, Ltd. Class H.............................  8,341,324   7,674,860
    CSPC Pharmaceutical Group, Ltd...................... 11,196,000   9,694,460
#   CSSC Offshore and Marine Engineering Group Co., Ltd.
      Class H...........................................    310,000     468,687
#   CT Environmental Group, Ltd......................... 10,432,000   3,178,546
*   Da Ming International Holdings, Ltd.................     34,000      10,299
*   DaChan Food Asia, Ltd...............................  1,513,087     160,020
#   Dah Chong Hong Holdings, Ltd........................  5,318,000   2,623,352
#   Dalian Port PDA Co., Ltd. Class H...................  8,275,400   1,743,251
    Dalian Wanda Commercial Properties Co., Ltd.
      Class H...........................................    183,200   1,163,957
*   Daphne International Holdings, Ltd..................  5,736,000     740,867
#   Datang International Power Generation Co., Ltd.
      Class H...........................................  9,824,000   2,552,500
    Dawnrays Pharmaceutical Holdings, Ltd...............  1,841,491   1,206,691
#*  DBA Telecommunication Asia Holdings, Ltd............  1,020,000       8,624
#   Digital China Holdings, Ltd.........................  4,924,000   3,836,988
#   Dongfang Electric Corp., Ltd. Class H...............  1,207,600     957,511
    Dongfeng Motor Group Co., Ltd. Class H..............  5,724,000   7,087,846
#   Dongjiang Environmental Co., Ltd. Class H...........    666,395   1,107,880
#   Dongyue Group, Ltd..................................  6,893,000   1,217,185
    Dynagreen Environmental Protection Group Co., Ltd.
      Class H...........................................  1,295,000     614,838
#*  Dynasty Fine Wines Group, Ltd.......................  1,708,000      59,440
    Embry Holdings, Ltd.................................    509,000     238,944
*   Enerchina Holdings, Ltd.............................  8,040,000     338,013
    ENN Energy Holdings, Ltd............................  2,448,000  11,691,009
#   EVA Precision Industrial Holdings, Ltd..............  6,206,516     529,394
*   EverChina International Holdings Co., Ltd........... 18,242,500     635,464

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
CHINA -- (Continued)
*   Evergreen International Holdings, Ltd...............  1,091,000 $   102,839
*   Extrawell Pharmaceutical Holdings, Ltd..............  4,802,079     164,472
    Fantasia Holdings Group Co., Ltd.................... 11,843,519   1,637,475
    Far East Horizon, Ltd...............................  3,115,000   2,456,558
    Feiyu Technology International Co., Ltd.............    994,500     171,013
    First Tractor Co., Ltd. Class H.....................  1,060,000     546,903
*   Forgame Holdings, Ltd...............................     84,600     114,671
#   Fosun International, Ltd............................  3,827,120   5,021,590
#   Fu Shou Yuan International Group, Ltd...............  1,884,000   1,266,122
#   Fufeng Group, Ltd...................................  6,025,800   2,086,629
#   Fuguiniao Co., Ltd. Class H.........................    758,000     379,345
    Fullshare Holdings, Ltd.............................  5,035,000   2,183,965
#   Future Land Development Holdings, Ltd...............  5,032,000     773,341
#   GCL-Poly Energy Holdings, Ltd....................... 80,740,320  11,105,197
    Geely Automobile Holdings, Ltd...................... 22,910,000  15,110,731
    GF Securities Co., Ltd. Class H.....................    162,200     356,368
*   Glorious Property Holdings, Ltd..................... 14,937,712   1,370,492
    Goldbond Group Holdings, Ltd........................    650,000      23,052
#   Golden Eagle Retail Group, Ltd......................  2,766,000   3,106,479
#   Golden Meditech Holdings, Ltd.......................  8,919,713   1,140,575
    Goldlion Holdings, Ltd..............................    852,866     333,174
    Goldpac Group, Ltd..................................    789,000     219,227
#   GOME Electrical Appliances Holding, Ltd............. 57,358,660   6,971,986
    Good Friend International Holdings, Inc.............    487,333     114,108
#   Goodbaby International Holdings, Ltd................  3,177,000   1,455,172
    Great Wall Motor Co., Ltd. Class H..................  9,635,750  10,046,340
    Greatview Aseptic Packaging Co., Ltd................  2,949,000   1,531,924
#*  Greenland Hong Kong Holdings, Ltd...................  4,372,275   1,317,488
#*  Greentown China Holdings, Ltd.......................  4,941,500   3,594,005
    Guangdong Investment, Ltd...........................  8,982,000  13,803,014
*   Guangdong Land Holdings, Ltd........................  3,131,361     857,620
    Guangdong Yueyun Transportation Co., Ltd. Class H...    464,000     261,345
    Guangshen Railway Co., Ltd. Class H.................  3,158,000   1,548,015
    Guangshen Railway Co., Ltd. Sponsored ADR...........     68,574   1,675,949
    Guangzhou Automobile Group Co., Ltd. Class H........  1,910,350   2,457,426
#   Guangzhou Baiyunshan Pharmaceutical Holdings Co.,
      Ltd. Class H......................................    284,000     704,992
#   Guangzhou R&F Properties Co., Ltd. Class H..........  5,676,332   8,614,215
#*  Guodian Technology & Environment Group Corp., Ltd.
      Class H...........................................  3,279,000     188,726
*   Haichang Ocean Park Holdings, Ltd...................    724,000     146,939
    Haier Electronics Group Co., Ltd....................  4,498,000   7,555,984
    Haitian International Holdings, Ltd.................  2,076,000   3,485,231
    Haitong Securities Co., Ltd. Class H................  7,057,200  11,521,069
*   Hanergy Thin Film Power Group, Ltd.................. 37,310,000   1,009,136
    Harbin Bank Co., Ltd. Class H.......................     52,000      14,086
#   Harbin Electric Co., Ltd. Class H...................  4,702,587   2,172,149
#*  HC International, Inc...............................    632,000     369,049
    Henderson Investment, Ltd...........................    377,000      30,640
#   Hengan International Group Co., Ltd.................  1,686,622  14,196,987
#*  Hengdeli Holdings, Ltd.............................. 13,684,800   1,414,595
#*  Hi Sun Technology China, Ltd........................  2,790,000     463,371
*   Hidili Industry International Development, Ltd......  1,816,000      45,643
#   Hilong Holding, Ltd.................................  3,251,000     442,962
    Hisense Kelon Electrical Holdings Co., Ltd.
      Class H...........................................    556,000     330,429

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
CHINA -- (Continued)
*   HKC Holdings, Ltd..................................  19,752,210 $   375,968
    HNA Infrastructure Co., Ltd........................     596,000     640,743
#*  Honghua Group, Ltd.................................   7,346,000     357,196
    Honworld Group, Ltd................................     169,000     107,033
    Hopefluent Group Holdings, Ltd.....................     767,973     218,228
    Hopewell Highway Infrastructure, Ltd...............   3,821,028   1,957,554
#   Hopson Development Holdings, Ltd...................   4,124,000   3,774,278
#   HOSA International, Ltd............................     932,000     312,634
#   Hua Han Health Industry Holdings, Ltd..............  22,424,041   2,058,920
*   Huabao International Holdings, Ltd.................  11,388,986   4,091,869
    Huadian Fuxin Energy Corp., Ltd. Class H...........  12,798,000   2,994,140
    Huadian Power International Corp., Ltd. Class H....   5,996,000   2,843,072
    Huaneng Power International, Inc. Class H..........   4,942,000   3,044,520
    Huaneng Power International, Inc. Sponsored ADR....     105,617   2,597,122
    Huaneng Renewables Corp., Ltd. Class H.............  22,910,000   7,354,714
    Huatai Securities Co., Ltd. Class H................   2,070,800   4,242,851
#   Huishang Bank Corp., Ltd. Class H..................   1,698,000     802,110
*   Huiyin Smart Community Co., Ltd....................     304,000      39,692
    Hydoo International Holding, Ltd...................     150,000      17,999
    Industrial & Commercial Bank of China, Ltd.
      Class H.......................................... 172,209,725  98,244,023
    Inspur International, Ltd..........................   2,056,000     404,040
#   Intime Retail Group Co., Ltd.......................   4,561,500   3,600,427
*   InvesTech Holdings, Ltd............................   1,160,000     197,837
#   Jiangnan Group, Ltd................................   6,428,000   1,128,864
    Jiangsu Expressway Co., Ltd. Class H...............   3,508,000   4,962,998
    Jiangxi Copper Co., Ltd. Class H...................   4,831,000   5,552,397
*   Jinchuan Group International Resources Co., Ltd....     512,000      19,179
#   Joy City Property, Ltd.............................     146,000      23,774
    Ju Teng International Holdings, Ltd................   4,912,090   1,563,631
*   Kai Yuan Holdings, Ltd.............................  16,790,000      93,117
#*  Kaisa Group Holdings, Ltd..........................   9,692,684     365,425
#   Kangda International Environmental Co., Ltd........   1,763,000     356,379
*   Kasen International Holdings, Ltd..................   2,488,000     452,221
#   Kingboard Chemical Holdings, Ltd...................   4,134,666   8,933,574
    Kingboard Laminates Holdings, Ltd..................   5,246,984   3,346,407
#*  Kingdee International Software Group Co., Ltd......   8,591,600   2,724,578
#   Kingsoft Corp., Ltd................................     866,000   1,478,057
#   Koradior Holdings, Ltd.............................     428,000     629,123
#   Kunlun Energy Co., Ltd.............................  14,944,000  11,364,935
    KWG Property Holding, Ltd.(B1YBF00)................   8,701,644   5,398,725
    KWG Property Holding, Ltd.(BP3RW40)................     263,500     163,482
#*  Labixiaoxin Snacks Group, Ltd......................   2,192,000     158,437
    Lai Fung Holdings, Ltd.............................  26,006,548     480,020
    Le Saunda Holdings, Ltd............................   1,385,800     275,527
    Lee & Man Chemical Co., Ltd........................     821,339     249,079
    Lee & Man Paper Manufacturing, Ltd.................   6,169,200   4,770,572
#   Lee's Pharmaceutical Holdings, Ltd.................     246,000     193,538
#   Lenovo Group, Ltd..................................  32,208,000  20,872,394
    Leoch International Technology, Ltd................     907,000      93,867
#*  Li Ning Co., Ltd...................................   2,252,583   1,179,535
#*  Lianhua Supermarket Holdings Co., Ltd. Class H.....   2,196,200     878,624
#*  Lifetech Scientific Corp...........................   6,424,000   1,196,086
*   Lingbao Gold Co., Ltd. Class H.....................     442,000     112,988

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
CHINA -- (Continued)
    Livzon Pharmaceutical Group, Inc. Class H...........    141,600 $   702,677
    Logan Property Holdings Co., Ltd....................  3,132,000   1,195,996
    Longfor Properties Co., Ltd.........................  5,741,500   7,863,646
    Lonking Holdings, Ltd............................... 12,867,000   1,912,318
*   Loudong General Nice Resources China Holdings,
      Ltd...............................................  4,459,309     272,891
#*  Luye Pharma Group, Ltd..............................  2,691,000   1,748,071
#*  Maanshan Iron & Steel Co., Ltd. Class H.............  8,676,000   1,941,531
    Maoye International Holdings, Ltd...................  6,720,000     633,674
*   Merry Garden Holdings, Ltd..........................  9,840,000     187,825
    Metallurgical Corp. of China, Ltd. Class H.......... 11,828,000   3,612,862
*   Microport Scientific Corp...........................  1,193,000     648,783
*   MIE Holdings Corp...................................  8,436,000     776,020
    MIN XIN Holdings, Ltd...............................    720,000     745,302
#*  Mingfa Group International Co., Ltd.................  4,986,000   1,214,624
*   Mingyuan Medicare Development Co., Ltd..............  4,480,000      24,888
    Minmetals Land, Ltd.................................  6,061,644     744,097
    Minth Group, Ltd....................................  1,989,000   6,440,063
#*  MMG, Ltd............................................ 10,824,000   2,602,522
    MOBI Development Co., Ltd...........................     34,000       4,133
    Nature Home Holding Co., Ltd........................    654,000     109,715
#   NetDragon Websoft Holdings, Ltd.....................     50,956     166,024
    New China Life Insurance Co., Ltd. Class H..........  1,437,400   5,113,683
    New World Department Store China, Ltd...............  2,684,538     343,266
    Nexteer Automotive Group, Ltd.......................  1,852,000   1,836,888
    Nine Dragons Paper Holdings, Ltd.................... 10,503,000   8,373,333
#*  North Mining Shares Co., Ltd........................ 25,510,000     576,425
    NVC Lighting Holdings, Ltd..........................  6,993,000     757,829
*   O-Net Technologies Group, Ltd.......................  1,737,000     661,912
*   Optics Valley Union Holding Co, Ltd.................  2,788,000     284,619
*   Ourgame International Holdings, Ltd.................     75,000      27,721
    Overseas Chinese Town Asia Holdings, Ltd............    357,817     120,253
#   Pacific Online, Ltd.................................  2,141,195     556,369
#   Parkson Retail Group, Ltd...........................  7,892,500     683,578
#   PAX Global Technology, Ltd..........................  2,843,000   2,357,029
    Peak Sport Products Co., Ltd........................  4,599,000   1,420,200
    People's Insurance Co. Group of China, Ltd. (The)
      Class H........................................... 26,914,000  10,397,846
    PetroChina Co., Ltd. ADR............................    217,878  14,848,386
    PetroChina Co., Ltd. Class H........................ 25,460,000  17,452,459
#   Phoenix Healthcare Group Co., Ltd...................  1,060,500   1,573,579
#   Phoenix Satellite Television Holdings, Ltd..........  4,782,000   1,058,009
    PICC Property & Casualty Co., Ltd. Class H.......... 14,766,932  23,009,306
    Ping An Insurance Group Co. of China, Ltd.
      Class H........................................... 12,889,500  60,491,455
#   Poly Culture Group Corp., Ltd. Class H..............    146,000     379,127
#*  Poly Property Group Co., Ltd........................ 15,587,068   4,211,243
*   Pou Sheng International Holdings, Ltd...............  7,122,609   2,033,257
    Powerlong Real Estate Holdings, Ltd.................  7,085,715   1,602,213
#*  Prosperity International Holdings HK, Ltd........... 13,780,000     319,206
#*  PW Medtech Group, Ltd...............................  3,706,000     963,085
    Qingdao Port International Co., Ltd. Class H........    807,000     369,137
    Qingling Motors Co., Ltd. Class H...................  2,460,000     787,618
    Qinhuangdao Port Co., Ltd. Class H..................    440,500     107,476
*   Qinqin Foodstuffs Group Cayman Co., Ltd.............    328,724     121,178
*   Qunxing Paper Holdings Co., Ltd.....................    854,211      41,618

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
CHINA -- (Continued)
*   Real Gold Mining, Ltd..............................     640,000 $    21,695
    Real Nutriceutical Group, Ltd......................   7,253,000     674,841
*   Redco Properties Group, Ltd........................     192,000     140,644
#*  Renhe Commercial Holdings Co., Ltd................. 102,386,615   2,606,356
#*  REXLot Holdings, Ltd...............................  40,943,724     719,127
    Road King Infrastructure, Ltd......................   1,456,000   1,205,736
    Samson Holding, Ltd................................   4,377,000     468,589
#*  Sany Heavy Equipment International Holdings Co.,
      Ltd..............................................   5,518,500     899,175
*   Scud Group, Ltd....................................   1,110,000      27,899
#*  Semiconductor Manufacturing International Corp.....  97,636,955   7,915,460
*   Semiconductor Manufacturing International Corp.
      ADR..............................................     173,964     706,294
    Shandong Chenming Paper Holdings, Ltd. Class H.....   1,591,022   1,334,998
    Shandong Weigao Group Medical Polymer Co., Ltd.
      Class H..........................................   5,340,000   2,985,777
*   Shanghai Electric Group Co., Ltd. Class H..........   3,662,000   1,525,993
    Shanghai Fosun Pharmaceutical Group Co., Ltd.
      Class H..........................................     542,500   1,333,942
#*  Shanghai Fudan Microelectronics Group Co., Ltd.
      Class H..........................................     274,000     221,916
#   Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co.,
      Ltd. Class H.....................................     563,000     516,547
    Shanghai Industrial Holdings, Ltd..................   3,245,000   7,610,652
#   Shanghai Industrial Urban Development Group, Ltd...  10,451,025   2,362,500
      Shanghai Jin Jiang International Hotels Group
       Co., Ltd. Class H...............................   6,130,000   2,007,896
    Shanghai Pharmaceuticals Holding Co., Ltd.
      Class H..........................................   1,771,400   4,212,381
    Shanghai Prime Machinery Co., Ltd. Class H.........   3,612,000     531,926
#*  Shanghai Zendai Property, Ltd......................   6,120,000     113,837
    Sheen Tai Holdings Grp Co., Ltd....................   1,060,000     120,420
#   Shengjing Bank Co., Ltd. Class H...................     268,000     295,825
*   Shengli Oil & Gas Pipe Holdings, Ltd...............   5,242,500     219,999
    Shenguan Holdings Group, Ltd.......................   6,774,000     560,008
    Shenzhen Expressway Co., Ltd. Class H..............   3,666,000   3,461,600
    Shenzhen International Holdings, Ltd...............   4,971,043   7,243,267
    Shenzhen Investment, Ltd...........................  21,891,749   8,937,474
#   Shenzhou International Group Holdings, Ltd.........   1,663,000   8,778,752
    Shimao Property Holdings, Ltd......................   8,171,183  10,699,700
*   Shougang Concord International Enterprises Co.,
      Ltd..............................................  25,922,100     756,904
#   Shougang Fushan Resources Group, Ltd...............  18,338,461   3,267,359
    Shui On Land, Ltd..................................  26,886,276   7,260,812
*   Shunfeng International Clean Energy, Ltd...........   5,122,000     649,931
#   Sichuan Expressway Co., Ltd. Class H...............   4,572,000   1,570,760
    Sihuan Pharmaceutical Holdings Group, Ltd..........  19,449,000   4,406,287
*   Silver Grant International Industries, Ltd.........   4,574,000     490,797
*   Silverman Holdings, Ltd............................     154,000      36,378
*   SIM Technology Group, Ltd..........................   5,367,000     222,211
    Sino Biopharmaceutical, Ltd........................  15,669,998  10,498,075
#*  Sino Oil And Gas Holdings, Ltd.....................  65,137,234   1,968,751
#*  Sino-I Technology, Ltd.............................   2,800,000      41,375
    Sino-Ocean Land Holdings, Ltd......................  16,498,462   6,991,000
#   Sinofert Holdings, Ltd.............................  14,444,673   1,717,191
*   Sinolink Worldwide Holdings, Ltd...................   7,449,492     740,735
#   SinoMedia Holding, Ltd.............................   1,167,258     242,747
    Sinopec Engineering Group Co., Ltd. Class H........   1,121,000     980,591
#   Sinopec Kantons Holdings, Ltd......................   3,766,000   1,962,448
#*  Sinopec Oilfield Service Corp. Class H.............   4,658,000     868,334
    Sinopec Shanghai Petrochemical Co., Ltd. Class H... 4,151,000 2,031,620 Sinopec Shanghai Petrochemical Co., Ltd. Sponsored
      ADR..............................................      30,847   1,513,021

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
CHINA -- (Continued)
    Sinopharm Group Co., Ltd. Class H..................  3,094,800 $ 15,034,395
#   Sinosoft Technology Group, Ltd.....................  1,992,000    1,098,674
#*  Sinotrans Shipping, Ltd............................  8,594,000    1,322,235
    Sinotrans, Ltd. Class H............................ 11,734,000    5,384,556
    Sinotruk Hong Kong, Ltd............................  4,567,000    2,041,822
    SITC International Holdings Co., Ltd...............  3,426,000    2,029,788
    Skyworth Digital Holdings, Ltd..................... 11,185,822    8,378,028
#   SMI Holdings Group, Ltd............................ 11,836,000    1,054,602
#   SOHO China, Ltd.................................... 13,330,339    6,164,105
*   Sound Global, Ltd..................................    166,000       63,761
#*  Sparkle Roll Group, Ltd............................  6,480,000      368,345
    Springland International Holdings, Ltd.............  1,865,000      231,250
#*  SPT Energy Group, Inc..............................  2,996,000      184,063
*   SRE Group, Ltd..................................... 12,397,714      361,199
#   SSY Group, Ltd..................................... 10,392,506    3,244,991
#   Sun Art Retail Group, Ltd..........................  8,344,500    5,803,367
    Sun King Power Electronics Group...................    758,000      115,441
#   Sunac China Holdings, Ltd.......................... 13,755,000    8,658,971
#   Sunny Optical Technology Group Co., Ltd............  3,119,000   12,451,545
    Sunshine 100 China Holdings, Ltd...................     27,000       11,416
#*  Superb Summit International Group, Ltd.............  1,350,000       47,643
    Symphony Holdings, Ltd.............................  1,820,000      195,062
    TCC International Holdings, Ltd....................  9,281,995    1,620,919
    TCL Communication Technology Holdings, Ltd.........  3,326,100    2,991,919
#*  TCL Multimedia Technology Holdings, Ltd............  2,719,200    1,480,305
#   Technovator International, Ltd.....................  1,428,000      609,837
    Tencent Holdings, Ltd..............................  9,947,900  240,272,872
    Tenfu Cayman Holdings Co., Ltd.....................    101,000       32,525
#   Tenwow International Holdings, Ltd.................    662,000      183,777
    Texhong Textile Group, Ltd.........................  1,865,000    2,488,937
#   Tian An China Investment Co., Ltd..................    896,357      492,331
    Tian Ge Interactive Holdings, Ltd..................    849,000      487,666
    Tian Shan Development Holdings, Ltd................  1,392,000      522,302
#   Tiangong International Co., Ltd....................  7,758,056      581,439
    Tianjin Capital Environmental Protection Group
      Co., Ltd. Class H................................    790,000      372,818
    Tianjin Development Holdings, Ltd..................  2,355,800    1,085,155
*   Tianjin Jinran Public Utilities Co., Ltd.
      Class H..........................................  1,740,000      156,987
    Tianjin Port Development Holdings, Ltd............. 12,105,200    1,799,569
#   Tianneng Power International, Ltd..................  3,305,952    2,280,076
*   Tianyi Summi Holdings, Ltd.........................  2,832,000      255,841
#   Tibet Water Resources, Ltd.........................  3,682,000    1,224,562
    Times Property Holdings, Ltd.......................    216,000       85,824
#   Tingyi Cayman Islands Holding Corp.................  9,954,000    8,635,361
#   Tomson Group, Ltd..................................  1,241,121      397,031
    Tong Ren Tang Technologies Co., Ltd. Class H.......  2,475,000    3,905,896
#   Tongda Group Holdings, Ltd......................... 19,150,000    3,861,876
    Tonly Electronics Holdings, Ltd....................    403,080      183,397
#   Towngas China Co., Ltd.............................  5,634,000    3,427,390
    TPV Technology, Ltd................................  4,064,578      793,362
#   Travelsky Technology, Ltd. Class H.................  3,361,938    6,452,447
#   Trigiant Group, Ltd................................  3,838,000      624,372
*   Trony Solar Holdings Co., Ltd......................  2,133,000       32,441
#   Truly International Holdings, Ltd..................  9,951,000    5,428,764

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                  SHARES      VALUE++
                                                ---------- --------------
CHINA -- (Continued)
#   Tsingtao Brewery Co., Ltd. Class H.........    570,000 $    2,013,648
#   Uni-President China Holdings, Ltd..........  4,065,308      3,121,173
#*  United Energy Group, Ltd...................  9,211,550        358,984
#   Universal Health International Group
      Holding, Ltd.............................  5,977,000        320,382
#   V1 Group, Ltd.............................. 19,024,600        971,973
    Vinda International Holdings, Ltd..........     37,000         71,721
    Wanguo International Mining Group, Ltd.....     90,000         17,502
#   Want Want China Holdings, Ltd.............. 17,106,000     10,504,212
#   Wasion Group Holdings, Ltd.................  2,622,000      1,488,399
    Weichai Power Co., Ltd. Class H............  3,640,560      4,377,915
    Weiqiao Textile Co. Class H................  3,074,500      2,459,151
    Welling Holding, Ltd.......................  6,010,000      1,127,011
#*  West China Cement, Ltd..................... 12,256,000      1,155,747
#*  Wisdom Sports Group........................  2,564,000        743,039
#*  Wuzhou International Holdings, Ltd.........  2,492,000        250,639
#   Xiamen International Port Co., Ltd.
      Class H..................................  6,505,338      1,252,904
#*  Xinchen China Power Holdings, Ltd..........  1,580,000        226,774
    Xingda International Holdings, Ltd.........  6,583,000      1,692,692
*   Xinhua Winshare Publishing and Media Co.,
      Ltd. Class H.............................  1,860,000      1,983,772
#   Xinjiang Goldwind Science & Technology
      Co., Ltd. Class H........................  1,148,800      1,562,413
*   Xinjiang Xinxin Mining Industry Co., Ltd.
      Class H..................................  3,919,000        425,613
#   Xinyi Solar Holdings, Ltd.................. 12,766,000      4,901,258
*   Xiwang Special Steel Co., Ltd..............  2,679,000        228,590
#   XTEP International Holdings, Ltd...........  3,014,000      1,553,706
*   Yanchang Petroleum International, Ltd...... 21,950,000        564,610
    Yangtze Optical Fibre and Cable Joint
      Stock, Ltd. Co. Class H..................     60,000         72,033
#   Yanzhou Coal Mining Co., Ltd. Class H......  6,278,000      3,875,884
    Yanzhou Coal Mining Co., Ltd. Sponsored
      ADR......................................    197,186      1,234,384
#   Yashili International Holdings, Ltd........    394,000         85,532
    Yida China Holdings, Ltd...................    612,000        241,590
    Yingde Gases Group Co., Ltd................  6,387,500      2,277,324
    Yip's Chemical Holdings, Ltd...............  1,318,000        509,034
    Youyuan International Holdings, Ltd........  2,438,760        689,163
*   Yuanda China Holdings, Ltd.................  4,574,000        137,281
    Yuexiu Property Co., Ltd................... 46,505,784      6,008,576
#   Yuexiu Transport Infrastructure, Ltd.......  3,441,415      2,274,640
#   Yuzhou Properties Co., Ltd.................  8,767,800      2,588,655
#*  Zall Group, Ltd............................  5,145,000      2,661,447
#   Zhaojin Mining Industry Co., Ltd.
      Class H..................................  3,760,166      4,348,731
    Zhejiang Expressway Co., Ltd. Class H......  5,474,000      5,669,134
    Zhengzhou Coal Mining Machinery Group Co.,
      Ltd. Class H.............................    584,200        241,356
*   Zhong An Real Estate, Ltd..................  4,362,444        393,860
#   Zhongsheng Group Holdings, Ltd.............  3,469,000      2,142,304
    Zhuhai Holdings Investment Group, Ltd......    214,000         33,209
    Zhuzhou CRRC Times Electric Co., Ltd.......  1,578,250      8,732,104
    Zijin Mining Group Co., Ltd. Class H.......  9,090,000      3,323,199
#   Zoomlion Heavy Industry Science and
      Technology Co., Ltd. Class H.............  5,900,400      2,006,354
#   ZTE Corp. Class H..........................  1,298,992      1,751,854
                                                           --------------
TOTAL CHINA....................................             2,516,545,888
                                                           --------------
COLOMBIA -- (0.3%)
    Almacenes Exito SA.........................    896,998      4,090,545
    Banco de Bogota SA.........................     71,694      1,361,485

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
COLOMBIA -- (Continued)
    Bancolombia SA......................................    781,537 $ 6,186,107
    Bancolombia SA Sponsored ADR........................    412,456  14,089,497
    Bolsa de Valores de Colombia........................  5,607,933      32,880
    Celsia SA ESP.......................................    393,653     482,770
    Cementos Argos SA...................................  1,372,590   5,141,624
*   Cemex Latam Holdings SA.............................    947,980   3,828,975
    Constructora Conconcreto SA.........................     19,345       6,868
    Corp. Financiera Colombiana SA......................    174,434   2,180,709
*   Ecopetrol SA........................................ 10,541,421   4,463,794
    Ecopetrol SA Sponsored ADR..........................    417,332   3,568,189
    Empresa de Energia de Bogota SA ESP.................  3,320,300   1,957,571
    Empresa de Telecomunicaciones de Bogota.............  2,169,468     424,000
    Grupo Argos SA......................................     57,744     347,969
    Grupo Aval Acciones y Valores SA....................    120,552     929,456
    Grupo de Inversiones Suramericana SA................    330,847   4,129,660
    Grupo Nutresa SA....................................    359,789   2,955,661
*   Grupo Odinsa SA.....................................      5,135      14,685
    Interconexion Electrica SA ESP......................  1,753,165   5,190,967
    Mineros SA..........................................     17,511      13,789
                                                                    -----------
TOTAL COLOMBIA..........................................             61,397,201
                                                                    -----------
CZECH REPUBLIC -- (0.2%)
    CEZ A.S.............................................    794,096  15,029,364
*   Fortuna Entertainment Group NV......................     61,881     230,170
    Komercni banka A.S..................................    246,750   9,721,302
    O2 Czech Republic A.S...............................    124,669   1,216,347
    Pegas Nonwovens SA..................................     68,976   2,296,400
    Philip Morris CR A.S................................      2,877   1,568,957
    Unipetrol A.S.......................................    217,805   1,576,153
                                                                    -----------
TOTAL CZECH REPUBLIC....................................             31,638,693
                                                                    -----------
EGYPT -- (0.1%)
    Commercial International Bank Egypt SAE GDR.........  3,062,705  11,614,999
*   Egyptian Financial Group-Hermes Holding Co. GDR.....     15,197      31,895
*   Global Telecom Holding SAE GDR......................  1,477,754   2,618,047
                                                                    -----------
TOTAL EGYPT.............................................             14,264,941
                                                                    -----------
GREECE -- (0.3%)
    Aegean Airlines SA..................................    191,529   1,531,347
*   Alpha Bank AE.......................................    187,531     378,236
*   Astir Palace Vouliagmeni SA.........................     14,035      60,406
    Athens Water Supply & Sewage Co. SA (The)...........     93,921     604,613
*   Ellaktor SA.........................................    139,123     211,032
*   Eurobank Ergasias SA................................     23,073      13,354
    FF Group............................................    156,853   3,871,716
*   Fourlis Holdings SA.................................    155,827     611,905
*   Frigoglass SAIC.....................................     69,770      11,787
*   GEK Terna Holding Real Estate Construction SA.......    246,078     537,070
    Hellenic Exchanges - Athens Stock Exchange SA.......    391,706   1,845,434
*   Hellenic Petroleum SA...............................    487,671   2,092,688
    Hellenic Telecommunications Organization SA.........  1,054,511  10,357,379
*   Intracom Holdings SA................................    321,392     103,745

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
GREECE -- (Continued)
*   Intralot SA-Integrated Lottery Systems & Services....   726,755 $   732,860
    JUMBO SA.............................................   470,477   5,565,544
*   Lamda Development SA.................................    40,956     207,424
*   Marfin Investment Group Holdings SA.................. 4,779,275     643,411
    Metka Industrial - Construction SA...................   150,170   1,230,494
    Motor Oil Hellas Corinth Refineries SA...............   275,658   3,226,464
    Mytilineos Holdings SA...............................   158,066     694,330
*   National Bank of Greece SA...........................   131,932      30,358
    OPAP SA..............................................   705,709   5,664,148
*   Piraeus Bank SA......................................    71,099      12,154
    Piraeus Port Authority SA............................    17,126     254,557
*   Public Power Corp. SA................................   525,419   1,666,600
    Sarantis SA..........................................     5,137      50,839
    Terna Energy SA......................................   163,037     485,858
    Titan Cement Co. SA..................................   246,866   5,658,384
                                                                    -----------
TOTAL GREECE.............................................            48,354,137
                                                                    -----------
HUNGARY -- (0.3%)
*   CIG Pannonia Life Insurance P.L.C. Class A...........     5,747       3,485
#*  FHB Mortgage Bank P.L.C..............................    98,501     186,056
    Magyar Telekom Telecommunications P.L.C.............. 3,054,916   4,887,382
    Magyar Telekom Telecommunications P.L.C. Sponsored
      ADR................................................    36,206     286,390
    MOL Hungarian Oil & Gas P.L.C........................   248,001  15,559,636
    OTP Bank P.L.C.......................................   980,504  23,910,610
    Richter Gedeon Nyrt..................................   563,331  11,907,883
                                                                    -----------
TOTAL HUNGARY............................................            56,741,442
                                                                    -----------
INDIA -- (12.4%)
*   3M India, Ltd........................................     3,924     860,571
*   8K Miles Software Services, Ltd......................       871      24,349
    Aarti Industries.....................................    93,600     777,577
    Aban Offshore, Ltd...................................   256,682     853,305
    ABB India, Ltd.......................................   128,920   2,440,408
    ACC, Ltd.............................................   258,108   6,524,450
    Accelya Kale Solutions, Ltd..........................       754      13,831
    Adani Enterprises, Ltd............................... 2,077,023   2,502,542
    Adani Ports & Special Economic Zone, Ltd............. 3,892,232  13,533,600
*   Adani Power, Ltd..................................... 8,759,683   3,668,207
*   Adani Transmissions, Ltd.............................   971,918     568,667
*   Aditya Birla Fashion and Retail, Ltd................. 1,580,301   3,416,295
    Aditya Birla Nuvo, Ltd...............................   344,019   7,334,482
*   Advanta, Ltd.........................................   135,216   1,305,316
    Aegis Logistics, Ltd.................................   724,343   1,352,640
    Agro Tech Foods, Ltd.................................    33,043     243,866
    AIA Engineering, Ltd.................................   195,862   3,014,709
    Ajanta Pharma, Ltd...................................   239,453   6,360,863
    Akzo Nobel India, Ltd................................    45,364   1,143,722
    Alembic Pharmaceuticals, Ltd.........................   450,354   4,216,272
    Alembic, Ltd.........................................   681,203     391,602
    Allahabad Bank....................................... 1,912,941   2,217,169
    Allcargo Logistics, Ltd..............................   131,198     417,853
*   Alok Industries, Ltd................................. 5,137,046     308,795

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
INDIA -- (Continued)
*   Alstom India, Ltd....................................   121,283 $ 1,123,521
    Alstom T&D India, Ltd................................    49,871     256,539
    Amara Raja Batteries, Ltd............................   566,378   7,971,639
    Ambuja Cements, Ltd.................................. 3,046,221  12,369,298
*   Amtek Auto, Ltd......................................   876,612     632,671
    Anant Raj, Ltd....................................... 1,214,396   1,039,089
    Andhra Bank.......................................... 2,325,563   2,099,749
    Apar Industries, Ltd.................................    35,777     313,982
    Apollo Hospitals Enterprise, Ltd.....................   349,569   7,123,021
    Apollo Tyres, Ltd.................................... 2,636,944   6,514,996
*   Arvind Infrastructure, Ltd...........................   167,213     220,527
    Arvind, Ltd.......................................... 2,274,919  10,419,666
*   Asahi India Glass, Ltd...............................   155,735     407,408
    Ashiana Housing, Ltd.................................     5,441      13,773
    Ashok Leyland, Ltd................................... 7,177,856  10,278,319
    Ashoka Buildcon, Ltd.................................   136,934     324,566
    Asian Paints, Ltd.................................... 1,411,925  23,498,259
    Astral Polytechnik, Ltd..............................    48,555     373,764
*   AstraZeneca Pharma India, Ltd........................    16,722     260,072
    Atul, Ltd............................................    84,182   2,418,699
    Aurobindo Pharma, Ltd................................ 2,070,133  24,505,081
    Automotive Axles, Ltd................................     7,751      74,567
    Axis Bank, Ltd....................................... 5,610,260  45,917,438
    Bajaj Auto, Ltd......................................   583,805  23,622,313
    Bajaj Corp., Ltd.....................................   259,371   1,514,702
    Bajaj Electricals, Ltd...............................   270,183   1,084,816
    Bajaj Finance, Ltd...................................    65,973  10,243,402
    Bajaj Finserv, Ltd...................................   224,470   9,155,952
*   Bajaj Hindusthan Sugar, Ltd.......................... 4,469,320   1,341,701
    Bajaj Holdings & Investment, Ltd.....................   162,842   4,409,020
    Balkrishna Industries, Ltd...........................   188,224   2,040,267
    Ballarpur Industries, Ltd............................ 2,129,154     475,465
    Balmer Lawrie & Co., Ltd.............................   105,783     993,660
*   Balrampur Chini Mills, Ltd........................... 1,365,628   2,692,688
    Bank of Baroda....................................... 5,160,008  11,738,758
*   Bank of India........................................ 1,540,748   2,578,027
    Bank Of Maharashtra..................................   665,140     322,588
    Bannari Amman Sugars, Ltd............................     3,050      88,066
    BASF India, Ltd......................................    53,559     852,031
    Bata India, Ltd......................................   512,851   4,664,054
    BEML, Ltd............................................   201,294   3,051,183
    Berger Paints India, Ltd............................. 1,723,011   6,138,175
*   BF Utilities, Ltd....................................    46,812     367,403
*   BGR Energy Systems, Ltd..............................   131,573     238,029
    Bharat Electronics, Ltd..............................   171,417   3,173,400
*   Bharat Financial Inclusion, Ltd......................    98,082   1,332,976
    Bharat Forge, Ltd....................................   876,065   9,914,741
    Bharat Heavy Electricals, Ltd........................ 2,769,218   6,053,127
    Bharat Petroleum Corp., Ltd.......................... 1,774,898  15,716,309
    Bharti Airtel, Ltd................................... 2,905,876  15,729,234
    Bharti Infratel, Ltd.................................   272,554   1,610,832
*   Bharti Retail DM2....................................   807,317   1,579,442
    Biocon, Ltd..........................................   563,835   6,989,719

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
INDIA -- (Continued)
    Birla Corp., Ltd......................................    56,835 $  477,506
    Blue Dart Express, Ltd................................    21,513  1,886,906
    Blue Star, Ltd........................................   205,449  1,494,706
    Bombay Dyeing & Manufacturing Co., Ltd................ 1,162,336    812,903
    Bosch, Ltd............................................    18,587  6,971,476
    Brigade Enterprises, Ltd..............................   111,993    288,735
    Britannia Industries, Ltd.............................   124,567  5,466,611
    Cadila Healthcare, Ltd................................ 1,605,265  8,817,028
    Cairn India, Ltd...................................... 2,703,196  7,847,273
    Can Fin Homes, Ltd....................................    24,942    500,742
    Canara Bank........................................... 1,049,497  3,932,592
    Capital First, Ltd....................................    29,723    326,933
    Caplin Point Laboratories, Ltd........................     6,365    110,126
    Carborundum Universal, Ltd............................   144,789    553,116
    Castrol India, Ltd....................................   142,941    947,238
    CCL Products India, Ltd...............................   537,639  2,078,203
    Ceat, Ltd.............................................   330,574  4,271,125
*   Central Bank Of India.................................   390,665    569,006
    Century Plyboards India, Ltd..........................   701,911  2,469,893
    Century Textiles & Industries, Ltd....................   396,200  4,142,234
    Cera Sanitaryware, Ltd................................     7,302    255,168
    CESC, Ltd.............................................   541,291  4,966,746
    Chambal Fertilizers and Chemicals, Ltd................ 1,671,712  1,610,939
*   Chennai Petroleum Corp., Ltd..........................   523,508  2,085,546
*   Chennai Super Kings Cricket, Ltd...................... 2,606,099     32,829
    Cholamandalam Investment and Finance Co., Ltd.........    96,351  1,572,190
    Cipla, Ltd............................................ 1,233,753  9,744,378
    City Union Bank, Ltd.................................. 1,413,291  2,726,373
*   Clariant Chemicals India, Ltd.........................    69,401    753,371
    Coal India, Ltd.......................................   345,175  1,696,273
    Colgate-Palmolive India, Ltd..........................   527,433  7,374,209
    Container Corp. Of India, Ltd.........................   221,956  4,993,658
    Coromandel International, Ltd.........................   367,548  1,402,895
*   Corp. Bank............................................ 1,496,483    928,865
    Cox & Kings, Ltd......................................   493,212  1,413,597
    Credit Analysis & Research, Ltd.......................    41,598    659,093
    CRISIL, Ltd...........................................    53,498  1,617,803
*   Crompton Greaves Consumer Electricals, Ltd............ 3,067,483  7,185,013
*   Crompton Greaves, Ltd................................. 3,067,483  3,628,463
    Cummins India, Ltd....................................   328,292  4,287,862
    Cyient, Ltd...........................................   176,209  1,311,426
    Dabur India, Ltd...................................... 2,110,554  9,595,583
    Dalmia Bharat Sugar & Industries, Ltd.................     8,660     20,142
    Dalmia Bharat, Ltd....................................    79,079  1,710,297
    DB Corp., Ltd.........................................    52,004    315,926
*   DB Realty, Ltd........................................   987,944    814,087
*   DCB Bank, Ltd......................................... 2,111,424  3,508,191
    DCM Shriram, Ltd......................................   198,372    703,661
    Deepak Fertilisers & Petrochemicals Corp., Ltd........   325,786    805,261
    Delta Corp., Ltd......................................   870,260  1,260,496
*   DEN Networks, Ltd.....................................   314,516    408,451
*   Dena Bank............................................. 1,323,606    768,589
    Dewan Housing Finance Corp., Ltd......................   893,496  2,990,768

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
INDIA -- (Continued)
    Dhanuka Agritech, Ltd...............................      8,455 $    84,151
*   Dish TV India, Ltd..................................  3,621,508   5,580,112
    Dishman Pharmaceuticals & Chemicals, Ltd............    938,674   2,222,037
    Divi's Laboratories, Ltd............................    525,538   9,428,037
    DLF, Ltd............................................  3,470,851   8,411,269
    Dr Reddy's Laboratories, Ltd........................    315,296  13,857,135
    Dr Reddy's Laboratories, Ltd. ADR...................    386,789  16,883,340
*   Dynamatic Technologies, Ltd.........................      5,815     228,970
    eClerx Services, Ltd................................    134,295   3,109,432
    Edelweiss Financial Services, Ltd...................  1,056,085   1,503,256
    Eicher Motors, Ltd..................................     43,129  14,520,487
    EID Parry India, Ltd................................    647,015   2,499,413
    EIH, Ltd............................................    638,240   1,130,981
    Electrosteel Castings, Ltd..........................    198,773      66,368
    Elgi Equipments, Ltd................................     54,891     147,692
    Emami, Ltd..........................................    368,644   6,307,369
    Engineers India, Ltd................................    928,465   3,144,898
    Entertainment Network India, Ltd....................     48,701     521,011
*   Eros International Media, Ltd.......................    281,682     978,753
    Escorts, Ltd........................................  1,054,623   4,144,411
    Essel Propack, Ltd..................................    349,667   1,119,757
    Eveready Industries India, Ltd......................    292,848   1,087,817
    Exide Industries, Ltd...............................  3,037,373   8,156,390
    FAG Bearings India, Ltd.............................     22,419   1,371,359
    FDC, Ltd............................................    410,455   1,171,509
    Federal Bank, Ltd................................... 11,262,205  10,884,370
*   Federal-Mogul Goetze India, Ltd.....................     24,167     132,641
    Finolex Cables, Ltd.................................    563,081   3,326,069
    Finolex Industries, Ltd.............................    496,158   3,476,704
*   Firstsource Solutions, Ltd..........................  3,321,558   2,316,831
*   Fortis Healthcare, Ltd..............................  1,303,367   3,356,267
*   Future Consumer Enterprise, Ltd.....................  1,135,049     375,404
    Future Enterprises, Ltd.............................    807,317     266,572
    Gabriel India, Ltd..................................    797,582   1,216,520
    GAIL India, Ltd.....................................  1,418,858   8,112,757
    Gateway Distriparks, Ltd............................    621,573   2,443,757
    Gati, Ltd...........................................    494,324   1,355,795
    Geometric, Ltd......................................    150,979     506,544
    GHCL, Ltd...........................................    222,804     766,483
    GIC Housing Finance, Ltd............................     24,462     109,618
    Gillette India, Ltd.................................     16,383   1,162,027
    GlaxoSmithKline Consumer Healthcare, Ltd............     35,539   3,348,721
    GlaxoSmithKline Pharmaceuticals, Ltd................     15,134     745,464
    Glenmark Pharmaceuticals, Ltd.......................    888,479  11,468,554
*   Global Offshore Services, Ltd.......................     60,986     121,589
*   GMR Infrastructure, Ltd............................. 16,607,494   3,557,741
    GOCL Corp., Ltd.....................................     31,092      94,596
    Godfrey Phillips India, Ltd.........................     98,939   1,758,960
    Godrej Consumer Products, Ltd.......................    434,997  10,329,354
    Godrej Industries, Ltd..............................    485,775   3,133,045
*   Godrej Properties, Ltd..............................    475,496   2,564,955
    Granules India, Ltd.................................  1,145,225   2,448,592
    Graphite India, Ltd.................................    175,549     217,739

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
INDIA -- (Continued)
    Grasim Industries, Ltd...............................    28,007 $ 2,050,414
    Great Eastern Shipping Co., Ltd. (The)...............   453,187   2,277,536
    Greaves Cotton, Ltd..................................   754,740   1,620,560
    Greenply Industries, Ltd.............................    28,280     109,811
    Grindwell Norton, Ltd................................    26,056     132,850
    Gruh Finance, Ltd....................................   366,904   1,618,377
    Gujarat Alkalies & Chemicals, Ltd....................   171,515     700,977
    Gujarat Fluorochemicals, Ltd.........................   145,613   1,371,518
    Gujarat Gas, Ltd.....................................   174,940   1,541,891
    Gujarat Industries Power Co., Ltd....................    88,283     118,665
    Gujarat Mineral Development Corp., Ltd...............   707,550     838,481
*   Gujarat Narmada Valley Fertilizers & Chemicals,
      Ltd................................................   439,967   1,017,079
*   Gujarat Pipavav Port, Ltd............................   979,528   2,518,607
    Gujarat State Fertilizers & Chemicals, Ltd...........   886,282     928,364
    Gujarat State Petronet, Ltd.......................... 1,578,185   3,138,845
    Gulf Oil Lubricants India, Ltd.......................    35,386     318,561
*   GVK Power & Infrastructure, Ltd...................... 6,833,967     659,552
*   Hathway Cable & Datacom, Ltd......................... 1,352,656     643,641
    Havells India, Ltd................................... 1,872,157  10,899,275
*   HCL Infosystems, Ltd................................. 1,078,773     664,669
    HCL Technologies, Ltd................................ 2,713,635  30,522,974
    HDFC Bank, Ltd....................................... 2,994,559  55,840,101
    HEG, Ltd.............................................    56,098     157,950
*   HeidelbergCement India, Ltd..........................   807,139   1,532,735
    Hero MotoCorp, Ltd...................................   478,617  22,878,431
    Hexaware Technologies, Ltd........................... 1,526,515   5,018,621
    Hikal, Ltd...........................................    12,733      34,849
*   Himachal Futuristic Communications, Ltd.............. 7,678,781   2,016,814
    Himatsingka Seide, Ltd...............................   179,560     737,664
    Hindalco Industries, Ltd............................. 7,039,177  14,066,837
    Hinduja Global Solutions, Ltd........................    10,967      69,030
    Hinduja Ventures, Ltd................................    10,967      71,820
*   Hindustan Construction Co., Ltd...................... 3,613,696   1,259,416
    Hindustan Media Ventures, Ltd........................     9,004      37,060
    Hindustan Petroleum Corp., Ltd.......................   546,356  10,297,117
    Hindustan Unilever, Ltd.............................. 1,800,188  24,819,644
    Hitachi Home & Life Solutions India, Ltd.............    36,481     796,627
    Honeywell Automation India, Ltd......................     7,475   1,115,127
*   Housing Development & Infrastructure, Ltd............ 5,447,269   8,304,531
    Housing Development Finance Corp., Ltd............... 1,694,463  34,954,630
    HSIL, Ltd............................................   203,019     960,922
    HT Media, Ltd........................................   318,195     404,069
    Huhtamaki PPL, Ltd...................................    25,286     120,181
    ICICI Bank, Ltd...................................... 2,379,406   9,211,392
    ICICI Bank, Ltd. Sponsored ADR....................... 3,080,250  23,348,295
    ICRA, Ltd............................................     1,187      65,665
    IDBI Bank, Ltd....................................... 6,460,834   6,777,364
    Idea Cellular, Ltd................................... 6,736,869  10,589,884
    IDFC Bank, Ltd....................................... 1,943,833   1,506,936
*   IDFC, Ltd............................................ 1,943,833   1,599,111
*   IFB Industries, Ltd..................................     4,991      28,565
    IFCI, Ltd............................................ 9,941,563   4,326,172
    IIFL Holdings, Ltd...................................   962,448   3,907,951

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
INDIA -- (Continued)
    IL&FS Transportation Networks, Ltd..................    592,883 $   647,923
*   India Cements, Ltd. (The)...........................  3,469,391   6,462,705
    Indiabulls Housing Finance, Ltd.....................  1,223,864  13,986,369
*   Indiabulls Real Estate, Ltd.........................  4,150,491   5,737,444
    Indian Bank.........................................    722,770   1,704,553
*   Indian Hotels Co., Ltd..............................  2,206,784   4,428,267
    Indian Oil Corp., Ltd...............................  1,775,737  14,423,055
*   Indian Overseas Bank................................  2,195,570     906,254
    Indo Count Industries, Ltd..........................     47,335     633,968
    Indoco Remedies, Ltd................................    241,758   1,113,162
    Indraprastha Gas, Ltd...............................    410,268   3,981,521
    IndusInd Bank, Ltd..................................  1,042,480  18,310,836
    INEOS Styrolution India, Ltd........................     16,430     149,587
    Infosys, Ltd........................................  2,802,371  44,942,452
    Infosys, Ltd. Sponsored ADR.........................  3,708,004  60,922,506
    Ingersoll-Rand India, Ltd...........................     45,100     525,150
*   Inox Leisure, Ltd...................................    304,457   1,116,715
*   Inox Wind, Ltd......................................     18,054      60,226
*   Intellect Design Arena, Ltd.........................    519,696   1,706,363
*   International Paper APPM, Ltd.......................     27,784     128,602
    Ipca Laboratories, Ltd..............................    294,938   2,276,429
    IRB Infrastructure Developers, Ltd..................  1,411,704   4,577,116
    ITC, Ltd............................................ 12,536,994  47,530,730
*   ITD Cementation India, Ltd..........................    182,659     404,179
    J Kumar Infraprojects, Ltd..........................     34,504     113,217
    Jagran Prakashan, Ltd...............................    561,331   1,506,566
    Jain Irrigation Systems, Ltd........................  4,564,397   4,849,412
*   Jaiprakash Associates, Ltd.......................... 21,953,841   4,006,037
*   Jaiprakash Power Ventures, Ltd......................  4,598,378     420,981
    Jammu & Kashmir Bank, Ltd. (The)....................  1,923,867   1,938,015
*   Jaypee Infratech, Ltd...............................  2,201,545     337,554
    JB Chemicals & Pharmaceuticals, Ltd.................    252,492   1,016,551
    JBF Industries, Ltd.................................    237,114     724,790
*   Jet Airways India, Ltd..............................    125,795   1,164,940
    Jindal Poly Films, Ltd..............................    194,636   1,257,597
    Jindal Saw, Ltd.....................................  1,485,939   1,135,192
*   Jindal Steel & Power, Ltd...........................  5,086,339   6,358,990
    JK Cement, Ltd......................................    112,175   1,190,801
    JK Lakshmi Cement, Ltd..............................    415,772   2,636,530
    JK Tyre & Industries, Ltd...........................  1,097,569   1,480,199
    JM Financial, Ltd...................................  2,134,214   2,294,481
    JSW Energy, Ltd.....................................  3,923,212   4,865,686
*   JSW Holdings, Ltd...................................     18,413     369,781
    JSW Steel, Ltd......................................    855,272  21,422,403
    Jubilant Foodworks, Ltd.............................    240,010   4,399,410
    Jubilant Life Sciences, Ltd.........................    524,175   2,645,188
    Just Dial, Ltd......................................    145,583   1,208,541
    Jyothy Laboratories, Ltd............................    172,632     742,896
    Kajaria Ceramics, Ltd...............................    305,366   5,776,700
    Kalpataru Power Transmission, Ltd...................    409,340   1,669,559
    Kansai Nerolac Paints, Ltd..........................    434,301   2,238,029
    Karnataka Bank, Ltd. (The)..........................  1,740,461   3,805,252
    Karur Vysya Bank, Ltd. (The)........................    230,165   1,649,415

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
INDIA -- (Continued)
    Kaveri Seed Co., Ltd.................................   268,039 $ 1,574,814
*   KAYA, Ltd............................................     6,843      83,303
    KCP, Ltd.............................................    14,306      21,617
    KEC International, Ltd...............................   877,924   1,886,974
*   Kesoram Industries, Ltd..............................   454,399     966,887
    Kewal Kiran Clothing, Ltd............................        41       1,128
    Kirloskar Brothers, Ltd..............................     2,275       5,301
    Kirloskar Oil Engines, Ltd...........................    83,823     353,550
    Kitex Garments, Ltd..................................    44,159     326,708
    Kolte-Patil Developers, Ltd..........................    94,468     190,559
    Kotak Mahindra Bank, Ltd............................. 2,474,274  28,246,451
    KPIT Technologies, Ltd............................... 1,347,943   2,656,994
    KPR Mill, Ltd........................................     1,188      19,785
    KRBL, Ltd............................................   375,302   1,427,367
    KSB Pumps, Ltd.......................................    19,160     194,605
*   KSK Energy Ventures, Ltd.............................    42,495      18,711
    Kwality, Ltd.........................................    31,194      50,055
    L&T Finance Holdings, Ltd............................ 2,196,080   2,835,498
    LA Opala RG, Ltd.....................................    21,445     177,000
    Lakshmi Machine Works, Ltd...........................    18,460   1,015,247
    Lakshmi Vilas Bank, Ltd. (The)....................... 1,038,103   2,094,462
*   Lanco Infratech, Ltd................................. 4,068,139     308,033
    Larsen & Toubro, Ltd.................................   934,677  21,761,497
    LIC Housing Finance, Ltd............................. 1,898,915  14,765,766
    Lupin, Ltd...........................................   786,156  20,526,944
    Magma Fincorp, Ltd...................................    24,873      39,774
*   Mahanagar Telephone Nigam, Ltd....................... 1,446,775     464,182
    Maharashtra Seamless, Ltd............................   165,323     527,631
    Mahindra & Mahindra Financial Services, Ltd..........   748,797   3,706,455
    Mahindra & Mahindra, Ltd............................. 1,700,687  37,297,098
*   Mahindra CIE Automotive, Ltd.........................   206,177     567,792
    Mahindra Holidays & Resorts India, Ltd...............   163,055   1,074,219
    Mahindra Lifespace Developers, Ltd...................    55,532     369,121
*   Majesco, Ltd.........................................     3,384      27,375
    Manappuram Finance, Ltd.............................. 1,813,460   2,227,997
*   Mangalore Refinery & Petrochemicals, Ltd............. 1,583,644   1,918,395
    Marico, Ltd.......................................... 2,337,755   9,935,760
    Marksans Pharma, Ltd................................. 1,911,118   1,359,954
    Maruti Suzuki India, Ltd.............................   388,446  27,719,165
    Max Financial Services, Ltd..........................   801,502   6,994,836
*   MAX India, Ltd.......................................   801,502   1,583,022
*   Max Ventures & Industries, Ltd.......................   160,300     150,764
    Mayur Uniquoters, Ltd................................    25,452     160,292
    McLeod Russel India, Ltd.............................   432,518   1,325,857
    Meghmani Organics, Ltd...............................    31,559      21,698
    Merck, Ltd...........................................    42,191     444,802
    MindTree, Ltd........................................   939,594   8,115,350
    Mirza International, Ltd.............................    49,719      69,706
    MOIL, Ltd............................................    60,433     221,693
    Monsanto India, Ltd..................................    48,833   1,727,811
    Motherson Sumi Systems, Ltd.......................... 1,984,292   9,872,320
    Motilal Oswal Financial Services, Ltd................    29,499     210,957
    Mphasis, Ltd.........................................   342,648   2,756,732

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
INDIA -- (Continued)
    MPS, Ltd............................................      8,599 $    87,166
    MRF, Ltd............................................      9,589   4,851,589
    Muthoot Finance, Ltd................................     99,161     488,054
*   Nagarjuna Fertilizers & Chemicals, Ltd..............    245,677      42,325
    Natco Pharma, Ltd...................................    383,003   3,607,524
    National Aluminium Co., Ltd.........................  2,883,387   2,004,609
    Nava Bharat Ventures, Ltd...........................     53,887     189,262
    Navin Fluorine International, Ltd...................     10,010     350,473
    Navneet Education, Ltd..............................    462,687     678,253
    NCC, Ltd............................................  6,003,240   7,313,878
    Nectar Lifesciences, Ltd............................     53,149      28,661
    NESCO, Ltd..........................................     32,598     786,249
    Nestle India, Ltd...................................     76,276   8,138,809
    NHPC, Ltd........................................... 12,365,768   4,681,455
    NIIT Technologies, Ltd..............................    461,378   3,093,748
*   NIIT, Ltd...........................................  1,063,395   1,328,119
    Nilkamal, Ltd.......................................     91,509   1,747,014
    Nitin Fire Protection Industries, Ltd...............    577,008     251,700
    NTPC, Ltd...........................................  4,369,419  10,349,399
    Oberoi Realty, Ltd..................................    252,787   1,084,407
    OCL India, Ltd......................................     28,457     321,634
    Oil & Natural Gas Corp., Ltd........................  2,785,424   9,275,594
    Oil India, Ltd......................................    679,502   3,747,142
    Omaxe, Ltd..........................................    861,279   2,088,519
    OnMobile Global, Ltd................................    178,349     303,467
    Oracle Financial Services Software, Ltd.............     87,406   4,820,605
    Orient Cement, Ltd..................................    236,442     598,517
    Orient Paper & Industries, Ltd......................     19,470      17,557
    Oriental Bank of Commerce...........................    855,425   1,506,452
    Orissa Minerals Development Co., Ltd................      6,450     217,658
    Page Industries, Ltd................................     22,406   4,819,313
*   Parsvnath Developers, Ltd...........................    471,869     166,831
    PC Jeweller, Ltd....................................    434,430   2,788,134
    Peninsula Land, Ltd.................................    288,239      87,132
    Persistent Systems, Ltd.............................    209,890   2,165,364
    Petronet LNG, Ltd...................................  1,473,183   6,563,101
    Pfizer, Ltd.........................................     57,239   1,707,290
    Phoenix Mills, Ltd. (The)...........................    150,926     824,294
    PI Industries, Ltd..................................    315,570   3,581,486
    Pidilite Industries, Ltd............................    720,470   7,864,994
    Piramal Enterprises, Ltd............................    289,976   6,960,147
    Polaris Consulting & Services, Ltd..................     34,393      97,540
    Power Finance Corp., Ltd............................  1,540,230   5,042,293
    Power Grid Corp. of India, Ltd......................  4,173,231  10,979,183
    Praj Industries, Ltd................................    919,808   1,192,063
    Prestige Estates Projects, Ltd......................    448,984   1,247,579
*   Prism Cement, Ltd...................................    374,755     608,268
    Procter & Gamble Hygiene & Health Care, Ltd.........     20,526   2,031,856
    PTC India Financial Services, Ltd...................  2,419,812   1,460,101
    PTC India, Ltd......................................  2,942,378   3,504,354
*   Punj Lloyd, Ltd.....................................  1,131,312     353,962
    Puravankara Projects, Ltd...........................     63,975      45,986
    PVR, Ltd............................................     86,418   1,476,277

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
INDIA -- (Continued)
    Radico Khaitan, Ltd..................................   580,501 $   785,237
    Rain Industries, Ltd................................. 1,048,227     543,546
    Rajesh Exports, Ltd..................................   419,420   2,738,314
    Rallis India, Ltd....................................   804,524   2,706,239
    Ramco Cements, Ltd. (The)............................   493,570   4,038,360
*   Ramco Systems, Ltd...................................     9,281      90,638
    Rashtriya Chemicals & Fertilizers, Ltd...............    26,806      19,811
    Ratnamani Metals & Tubes, Ltd........................     7,366      57,241
*   RattanIndia Power, Ltd............................... 1,621,806     277,157
    Raymond, Ltd.........................................   325,901   2,234,737
    Redington India, Ltd.................................   725,893   1,117,095
*   REI Agro, Ltd........................................ 1,671,251      13,859
    Relaxo Footwears, Ltd................................    41,357     305,813
    Reliance Capital, Ltd................................ 2,023,528  13,554,961
*   Reliance Communications, Ltd......................... 8,742,893   6,886,495
*   Reliance Defence and Engineering, Ltd................ 1,448,708   1,485,540
    Reliance Industries, Ltd............................. 3,320,225  50,420,105
    Reliance Infrastructure, Ltd.........................   913,689   8,285,843
    Reliance Power, Ltd.................................. 6,997,596   5,674,203
    Repco Home Finance, Ltd..............................    82,700   1,052,625
    Rolta India, Ltd..................................... 1,184,330   1,199,800
    Ruchi Soya Industries, Ltd...........................   695,742     243,517
    Rural Electrification Corp., Ltd..................... 1,372,555   4,369,079
    Sadbhav Engineering, Ltd.............................   127,145     539,595
    Sanghvi Movers, Ltd..................................    44,591     187,983
    Sanofi India, Ltd....................................    31,019   2,124,987
    Sharda Cropchem, Ltd.................................     6,313      36,598
    Shilpa Medicare, Ltd.................................    18,402     160,878
    Shilpi Cable Technologies, Ltd.......................     8,314      22,914
*   Shipping Corp. of India, Ltd......................... 1,640,935   1,773,496
    Shoppers Stop, Ltd...................................    56,819     323,043
    Shree Cement, Ltd....................................    34,862   8,349,203
    Shriram City Union Finance, Ltd......................     2,040      60,151
    Shriram Transport Finance Co., Ltd...................   395,265   7,559,932
*   Shyam Century Ferrous, Ltd...........................    85,287       9,311
    Siemens, Ltd.........................................   345,941   6,857,502
    Simplex Infrastructures, Ltd.........................    13,219      60,939
    Sintex Industries, Ltd............................... 3,155,363   3,628,759
*   SITI Cable Network, Ltd..............................   612,433     355,706
    SJVN, Ltd............................................ 2,694,211   1,121,621
    SKF India, Ltd.......................................    71,467   1,460,811
    SML ISUZU, Ltd.......................................    55,601   1,050,477
    Sobha, Ltd...........................................   418,089   2,075,592
    Solar Industries India, Ltd..........................    50,730     501,073
    Sona Koyo Steering Systems, Ltd......................   170,953     135,505
    Sonata Software, Ltd.................................   710,847   1,692,178
    South Indian Bank, Ltd. (The)........................ 7,298,551   2,334,874
    SREI Infrastructure Finance, Ltd..................... 1,692,833   1,895,764
    SRF, Ltd.............................................   256,162   5,632,853
    Star Ferro and Cement, Ltd...........................    85,287     148,730
    State Bank of Bikaner & Jaipur.......................   118,779   1,144,469
    State Bank of India.................................. 3,242,310  11,189,733
    State Bank of India GDR..............................    14,651     496,010

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
INDIA -- (Continued)
    State Bank of Travancore............................     56,242 $   429,534
*   Sterlite Power Transmission.........................    326,385     437,307
    Sterlite Technologies, Ltd..........................  1,648,718   2,190,800
    Strides Shasun, Ltd.................................    163,412   2,840,854
    Sun Pharmaceutical Industries, Ltd..................  2,764,476  34,323,518
    Sun TV Network, Ltd.................................  1,158,390   7,780,428
    Sundaram Finance, Ltd...............................     36,838     820,806
    Sundaram-Clayton, Ltd...............................      1,880      64,484
    Sundram Fasteners, Ltd..............................    495,344   1,459,672
    Sunteck Realty, Ltd.................................     14,539      55,133
    Suprajit Engineering, Ltd...........................      5,985      17,364
    Supreme Industries, Ltd.............................    294,529   4,170,141
    Supreme Petrochem, Ltd..............................     70,976     198,204
*   Suzlon Energy, Ltd.................................. 10,325,701   2,710,896
    Swaraj Engines, Ltd.................................      5,248      90,923
    Symphony, Ltd.......................................     12,730     457,553
    Syndicate Bank......................................  2,367,220   2,728,213
    TAKE Solutions, Ltd.................................    446,787   1,226,489
    Tamil Nadu Newsprint & Papers, Ltd..................    180,683     770,082
    Tata Chemicals, Ltd.................................    720,776   5,115,253
    Tata Communications, Ltd............................    522,204   3,437,957
    Tata Consultancy Services, Ltd......................  1,530,394  60,080,887
    Tata Elxsi, Ltd.....................................    129,187   3,195,769
    Tata Global Beverages, Ltd..........................  3,415,341   7,284,460
    Tata Motors, Ltd....................................  5,134,989  38,771,415
    Tata Motors, Ltd. Sponsored ADR.....................    247,865   9,376,733
    Tata Power Co., Ltd.................................  7,686,521   8,276,863
    Tata Sponge Iron, Ltd...............................     40,502     368,817
    Tata Steel, Ltd.....................................  2,797,866  14,855,864
*   Tata Teleservices Maharashtra, Ltd..................  3,418,263     347,223
    TD Power Systems, Ltd...............................     10,538      40,854
    Tech Mahindra, Ltd..................................  3,141,476  22,717,680
    Techno Electric & Engineering Co., Ltd..............     28,157     288,569
    Texmaco Rail & Engineering, Ltd.....................    279,362     439,003
    Thermax, Ltd........................................    198,974   2,602,136
    Tide Water Oil Co India, Ltd........................      1,576     132,408
    Time Technoplast, Ltd...............................    352,117     333,662
*   Timken India, Ltd...................................    111,187   1,001,122
    Titagarh Wagons, Ltd................................    697,200   1,067,066
    Titan Co., Ltd......................................  1,215,748   7,656,169
    Torrent Pharmaceuticals, Ltd........................    361,700   7,822,276
    Torrent Power, Ltd..................................    947,174   2,400,965
    Transport Corp. of India, Ltd.......................    264,721   1,491,471
    Trent, Ltd..........................................     33,583     919,605
*   Triveni Engineering & Industries, Ltd...............    425,050     398,025
    Triveni Turbine, Ltd................................    561,198   1,026,270
    TTK Prestige, Ltd...................................     23,581   1,821,029
    Tube Investments of India, Ltd......................    319,441   2,634,622
*   TV18 Broadcast, Ltd.................................  6,698,720   4,052,200
    TVS Motor Co., Ltd..................................  2,058,379   9,017,673
    UCO Bank............................................  2,411,655   1,593,365
    Uflex, Ltd..........................................    352,637   1,286,766
    Ultratech Cement, Ltd...............................    163,480   9,094,033

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES       VALUE++
                                                     ----------- --------------
INDIA -- (Continued)
    Unichem Laboratories, Ltd.......................     234,147 $      992,529
    Union Bank of India.............................   2,012,298      3,855,387
*   Unitech, Ltd....................................  23,998,289      2,595,468
    United Breweries, Ltd...........................     350,857      4,273,983
*   United Spirits, Ltd.............................     171,714      6,270,305
    UPL, Ltd........................................   2,446,335     22,973,593
    V-Guard Industries, Ltd.........................      83,566      2,004,120
    VA Tech Wabag, Ltd..............................     166,272      1,442,176
*   Vaibhav Global, Ltd.............................       9,850         45,419
    Vakrangee, Ltd..................................   1,391,630      3,902,359
    Vardhman Textiles, Ltd..........................     104,336      1,700,162
    Vedanta, Ltd....................................   4,225,591     10,471,170
    Vedanta, Ltd. ADR...............................     396,775      3,856,653
    Videocon Industries, Ltd........................     716,939      1,117,277
    Vijaya Bank.....................................   2,212,887      1,374,237
    Vinati Organics, Ltd............................      38,779        318,669
    VIP Industries, Ltd.............................     764,992      1,429,004
    Voltamp Transformers, Ltd.......................       4,010         46,972
    Voltas, Ltd.....................................   1,113,325      5,846,391
    VRL Logistics, Ltd..............................      41,440        223,936
    VST Industries, Ltd.............................      16,803        510,328
    WABCO India, Ltd................................      18,319      1,724,483
    Welspun Corp., Ltd..............................     898,260      1,168,853
*   Welspun Enterprises, Ltd........................     382,512        369,505
    Welspun India, Ltd..............................   2,537,510      3,867,503
*   Whirlpool of India, Ltd.........................      55,928        702,765
    Wipro, Ltd......................................   2,294,650     18,727,284
*   Wockhardt, Ltd..................................     243,653      3,692,840
    Yes Bank, Ltd...................................   1,919,569     35,018,819
    Zee Entertainment Enterprises, Ltd..............   2,840,119     21,189,847
    Zensar Technologies, Ltd........................     123,433      1,965,250
*   Zuari Agro Chemicals, Ltd.......................      17,382         44,547
    Zydus Wellness, Ltd.............................      61,228        724,445
                                                                 --------------
TOTAL INDIA.........................................              2,317,360,115
                                                                 --------------
INDONESIA -- (3.2%)
    Ace Hardware Indonesia Tbk PT...................  64,239,900      4,763,400
    Adaro Energy Tbk PT............................. 134,313,800     10,723,947
    Adhi Karya Persero Tbk PT.......................  24,390,079      5,291,790
*   Agung Podomoro Land Tbk PT......................  72,003,000      1,628,735
    AKR Corporindo Tbk PT...........................   5,517,700      2,850,538
    Alam Sutera Realty Tbk PT....................... 169,230,400      6,805,892
*   Aneka Tambang Persero Tbk PT.................... 109,642,319      6,672,096
    Arwana Citramulia Tbk PT........................  18,263,500        809,334
    Asahimas Flat Glass Tbk PT......................     476,500        247,020
*   Astra Agro Lestari Tbk PT.......................   4,194,422      4,653,344
    Astra Graphia Tbk PT............................   2,554,000        400,294
    Astra International Tbk PT......................  70,349,900     41,654,881
*   Bakrie and Brothers Tbk PT...................... 142,091,050        542,394
*   Bakrie Sumatera Plantations Tbk PT..............  47,660,300        181,930
*   Bakrie Telecom Tbk PT...........................  62,111,539        237,094
*   Bakrieland Development Tbk PT...................  46,321,700         53,046
    Bank Bukopin Tbk................................  36,055,100      1,693,151

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
INDONESIA -- (Continued)
    Bank Central Asia Tbk PT...........................  35,616,500 $39,361,930
    Bank Danamon Indonesia Tbk PT......................  10,267,154   2,746,690
    Bank Mandiri Persero Tbk PT........................  26,188,918  20,330,238
    Bank Negara Indonesia Persero Tbk PT...............  30,527,430  12,516,355
*   Bank Pan Indonesia Tbk PT..........................  30,918,000   1,846,221
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk
      PT...............................................  42,931,400   4,677,270
    Bank Pembangunan Daerah Jawa Timur Tbk PT..........   1,591,500      71,180
*   Bank Permata Tbk PT................................   1,279,051      67,078
    Bank Rakyat Indonesia Persero Tbk PT...............  49,621,300  43,829,476
    Bank Tabungan Negara Persero Tbk PT................  64,522,035   9,756,039
*   Bank Tabungan Pensiunan Nasional Tbk PT............   2,253,500     406,318
*   Barito Pacific Tbk PT..............................   6,236,800     307,778
*   Bayan Resources Tbk PT.............................     949,000     572,363
    Bekasi Fajar Industrial Estate Tbk PT..............  23,825,400     627,483
*   Benakat Integra Tbk PT.............................  23,591,300      90,255
*   Berau Coal Energy Tbk PT...........................  25,135,500      29,504
*   Berlian Laju Tanker Tbk PT.........................  26,853,166          --
    BISI International Tbk PT..........................  12,624,712   1,699,314
    Blue Bird Tbk PT...................................     247,700      74,399
*   Bumi Resources Tbk PT..............................  73,157,800     307,186
    Bumi Serpong Damai Tbk PT..........................  53,030,100   8,493,455
*   Bumi Teknokultura Unggul Tbk PT....................   1,203,300     107,973
    Charoen Pokphand Indonesia Tbk PT..................  24,886,060   7,147,629
    Ciputra Development Tbk PT.........................  69,990,100   7,527,514
    Ciputra Property Tbk PT............................  26,656,772   1,263,125
    Ciputra Surya Tbk PT...............................   8,390,486   1,797,785
*   Citra Marga Nusaphala Persada Tbk PT...............  11,260,750   1,481,090
*   Clipan Finance Indonesia Tbk PT....................   2,919,000      58,553
*   Darma Henwa Tbk PT.................................  37,649,900     143,718
*   Delta Dunia Makmur Tbk PT..........................     229,500       4,144
    Dharma Satya Nusantara Tbk PT......................   3,281,500     122,155
*   Eagle High Plantations Tbk PT...................... 103,489,300   1,853,625
    Elnusa Tbk PT......................................  57,968,200   2,394,342
*   Energi Mega Persada Tbk PT......................... 170,959,100     652,630
    Erajaya Swasembada Tbk PT..........................  14,462,100     883,925
*   Eureka Prima Jakarta Tbk PT........................   4,240,400      69,967
*   Exploitasi Energi Indonesia Tbk PT.................  28,707,800     138,295
*   Fajar Surya Wisesa Tbk PT..........................     823,000     142,663
    Gajah Tunggal Tbk PT...............................  22,597,300   2,791,901
*   Garuda Indonesia Persero Tbk PT....................  37,278,153   1,366,366
    Global Mediacom Tbk PT.............................  52,315,600   4,125,675
    Gudang Garam Tbk PT................................   1,454,800   7,512,252
*   Hanson International Tbk PT........................  75,785,200   4,484,065
*   Harum Energy Tbk PT................................   9,749,300     853,589
    Hexindo Adiperkasa Tbk PT..........................     615,356     117,209
    Holcim Indonesia Tbk PT............................  12,895,500   1,089,418
    Indah Kiat Pulp & Paper Corp. Tbk PT...............  12,705,400   1,020,256
*   Indika Energy Tbk PT...............................     403,700      18,697
    Indo Tambangraya Megah Tbk PT......................   2,995,600   2,886,075
*   Indo-Rama Synthetics Tbk PT........................      12,500         712
    Indocement Tunggal Prakarsa Tbk PT.................   6,656,100   8,704,476
    Indofood CBP Sukses Makmur Tbk PT..................   7,541,200   4,966,281
    Indofood Sukses Makmur Tbk PT......................  29,653,700  18,912,653

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
INDONESIA -- (Continued)
*   Indosat Tbk PT.....................................   6,115,300 $ 3,202,279
    Industri Jamu Dan Farmasi Sido Muncul Tbk PT.......   1,219,100      53,541
*   Inovisi Infracom Tbk PT............................   2,876,678       4,818
    Intiland Development Tbk PT........................  88,917,700   3,941,454
    Japfa Comfeed Indonesia Tbk PT.....................  33,427,400   3,833,734
    Jasa Marga Persero Tbk PT..........................  13,486,400   5,497,646
    Jaya Real Property Tbk PT..........................   1,762,500     113,648
    Kalbe Farma Tbk PT.................................  79,829,000  10,238,723
    Kawasan Industri Jababeka Tbk PT................... 155,164,728   3,728,435
*   Krakatau Steel Persero Tbk PT......................  10,017,300     451,855
*   Kresna Graha Investama Tbk PT......................  12,250,500     400,461
    Link Net Tbk PT....................................     759,200     253,628
*   Lippo Cikarang Tbk PT..............................   4,757,500   2,730,707
    Lippo Karawaci Tbk PT.............................. 151,280,962  13,122,616
*   Malindo Feedmill Tbk PT............................   7,216,700     965,489
    Matahari Department Store Tbk PT...................   4,604,800   7,027,790
    Matahari Putra Prima Tbk PT........................  14,625,872   1,943,061
    Mayora Indah Tbk PT................................   1,755,525   5,324,385
*   Medco Energi Internasional Tbk PT..................  10,441,700   1,351,569
    Media Nusantara Citra Tbk PT.......................  33,146,893   5,465,730
*   Mitra Adiperkasa Tbk PT............................   6,668,100   2,421,270
    Mitra Keluarga Karyasehat Tbk PT...................     232,100      45,075
*   MNC Investama Tbk PT............................... 120,544,000   1,566,765
*   MNC Sky Vision Tbk PT..............................   2,451,400     187,709
    Modernland Realty Tbk PT...........................  27,587,800     860,586
    Multipolar Tbk PT..................................  51,734,000   1,662,366
    Multistrada Arah Sarana Tbk PT.....................   3,155,000      46,512
    Nippon Indosari Corpindo Tbk PT....................   8,337,100     996,955
*   Nirvana Development Tbk PT.........................  14,389,100     113,435
*   Nusantara Infrastructure Tbk PT.................... 114,688,200   1,105,598
    Pabrik Kertas Tjiwi Kimia Tbk PT...................   2,279,000     149,846
    Pakuwon Jati Tbk PT................................ 185,874,100   9,268,423
    Pan Brothers Tbk PT................................  43,032,800   1,644,117
*   Panin Financial Tbk PT............................. 182,474,300   2,961,553
*   Paninvest Tbk PT...................................   5,396,500     247,574
    Pembangunan Perumahan Persero Tbk PT...............  25,369,000   7,495,262
    Perusahaan Gas Negara Persero Tbk..................  40,767,800  10,273,390
    Perusahaan Perkebunan London Sumatra Indonesia Tbk
      PT...............................................  51,303,600   5,522,630
    Ramayana Lestari Sentosa Tbk PT....................  29,464,000   2,737,183
    Resource Alam Indonesia Tbk PT.....................     406,800      27,433
    Salim Ivomas Pratama Tbk PT........................  22,805,600     805,811
    Samindo Resources Tbk PT...........................     348,500      12,472
    Sampoerna Agro PT..................................   5,442,659     826,968
    Sawit Sumbermas Sarana Tbk PT......................  23,897,500   3,058,339
*   Sekawan Intipratama Tbk PT.........................   2,876,400       1,757
    Selamat Sempurna Tbk PT............................   3,121,200   1,072,423
    Semen Baturaja Persero Tbk PT......................  14,538,100     900,564
    Semen Indonesia Persero Tbk PT.....................  16,314,500  11,724,502
    Sentul City Tbk PT................................. 279,727,400   1,990,756
*   Sigmagold Inti Perkasa Tbk PT......................  13,708,000     420,734
*   Siloam International Hospitals Tbk PT..............     885,500     661,679
    Sinar Mas Multiartha Tbk PT........................     278,500     169,965
    Sri Rejeki Isman Tbk PT............................ 148,808,000   3,005,062

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
INDONESIA -- (Continued)
    Steel Pipe Industry of Indonesia PT................    803,800 $     15,969
*   Sugih Energy Tbk PT................................ 97,241,000    2,300,537
    Sumber Alfaria Trijaya Tbk PT......................    289,300       13,013
    Summarecon Agung Tbk PT............................ 72,693,164    9,450,227
    Surya Citra Media Tbk PT........................... 26,033,900    6,306,918
    Surya Semesta Internusa Tbk PT..................... 43,439,400    2,329,487
*   Suryainti Permata Tbk PT...........................  3,098,000           --
    Tambang Batubara Bukit Asam Persero Tbk PT.........  7,223,400    5,459,323
    Telekomunikasi Indonesia Persero Tbk PT............ 50,965,700   16,589,891
    Telekomunikasi Indonesia Persero Tbk PT Sponsored
      ADR..............................................    428,964   28,311,624
    Tempo Scan Pacific Tbk PT..........................    782,200      120,064
*   Tiga Pilar Sejahtera Food Tbk...................... 17,143,239    2,577,212
    Timah Persero Tbk PT............................... 39,596,467    2,532,554
    Tiphone Mobile Indonesia Tbk PT.................... 15,566,200      820,255
    Total Bangun Persada Tbk PT........................ 13,839,600      894,299
    Tower Bersama Infrastructure Tbk PT................  9,762,800    4,255,211
    Trias Sentosa Tbk PT...............................  3,690,500       93,157
*   Trimegah Securities Tbk PT.........................    600,700        2,932
*   Truba Alam Manunggal Engineering PT................ 15,388,500        5,874
    Tunas Baru Lampung Tbk PT..........................  9,497,800      490,529
    Tunas Ridean Tbk PT................................  8,038,500      828,494
*   Ultrajaya Milk Industry & Trading Co. Tbk PT.......  2,569,000      821,276
    Unilever Indonesia Tbk PT..........................  3,020,100   10,401,897
    United Tractors Tbk PT............................. 11,520,346   13,884,965
*   Vale Indonesia Tbk PT.............................. 26,907,150    5,281,638
*   Visi Media Asia Tbk PT............................. 40,906,600      960,913
    Waskita Karya Persero Tbk PT....................... 19,301,751    4,091,663
    Wijaya Karya Beton Tbk PT..........................  3,800,500      290,874
    Wijaya Karya Persero Tbk PT........................ 15,102,100    3,446,745
*   XL Axiata Tbk PT................................... 17,661,400    5,008,622
                                                                   ------------
TOTAL INDONESIA........................................             592,880,622
                                                                   ------------
MALAYSIA -- (3.7%)
    7-Eleven Malaysia Holdings Bhd Class B.............    489,600      159,948
#   Aeon Co. M Bhd.....................................  4,342,200    2,893,062
#   Aeon Credit Service M Bhd..........................    130,960      457,052
    Affin Holdings Bhd.................................  3,897,400    2,042,251
    AirAsia Bhd........................................ 16,760,400   12,076,250
#*  AirAsia X Bhd...................................... 14,655,200    1,446,427
    Ajinomoto Malaysia Bhd.............................      9,000       32,776
*   Alam Maritim Resources Bhd.........................  5,355,000      423,692
    Alliance Financial Group Bhd.......................  6,583,400    6,445,977
    AMMB Holdings Bhd.................................. 12,776,450   13,513,065
    Amway Malaysia Holdings Bhd........................    109,600      235,727
    Ann Joo Resources Bhd..............................    748,250      259,646
    APM Automotive Holdings Bhd........................    174,800      150,405
    Astro Malaysia Holdings Bhd........................  8,925,700    6,413,979
#   Axiata Group Bhd................................... 10,601,211   14,836,536
    Barakah Offshore Petroleum Bhd.....................    693,400      113,915
    Batu Kawan Bhd.....................................    375,450    1,659,966
    Benalec Holdings Bhd...............................  5,318,700      575,317
    Berjaya Assets Bhd.................................    156,600       30,028
    Berjaya Auto Bhd...................................  2,123,800    1,221,014

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
MALAYSIA -- (Continued)
    Berjaya Corp. Bhd................................... 27,202,100 $ 2,341,519
*   Berjaya Land Bhd....................................  2,769,200     469,300
#   Berjaya Sports Toto Bhd.............................  4,895,098   3,943,868
    BIMB Holdings Bhd...................................  3,739,999   3,710,153
    Bina Darulaman Bhd..................................    103,800      16,078
    Bonia Corp. Bhd.....................................  4,050,400     582,727
    Boustead Holdings Bhd...............................  4,677,131   2,391,014
#   Boustead Plantations Bhd............................    607,200     217,835
    British American Tobacco Malaysia Bhd...............    506,800   6,147,704
#*  Bumi Armada Bhd..................................... 20,485,750   3,771,381
#   Bursa Malaysia Bhd..................................  2,726,600   5,770,125
#   Cahya Mata Sarawak Bhd..............................  4,583,500   4,057,254
    Can-One Bhd.........................................    637,500     559,691
    Carlsberg Brewery Malaysia Bhd Class B..............  1,127,800   3,979,712
*   Carotech Bhd........................................     44,425          44
    CB Industrial Product Holding Bhd...................  2,892,320   1,384,788
#   CIMB Group Holdings Bhd............................. 18,178,298  19,621,196
    Coastal Contracts Bhd...............................  1,927,077     715,680
    CSC Steel Holdings Bhd..............................    470,500     158,395
    Cypark Resources Bhd................................  1,352,900     666,005
    Daibochi Plastic & Packaging Industry Bhd...........     75,360      38,848
#   Datasonic Group Bhd.................................  3,537,600   1,157,127
*   Daya Materials Bhd.................................. 12,967,400     238,459
*   Dayang Enterprise Holdings Bhd......................  3,074,312     751,646
    Dialog Group Bhd.................................... 16,404,084   6,140,773
#   DiGi.Com Bhd........................................ 12,966,620  15,805,407
    DKSH Holdings Malaysia Bhd..........................    112,700     125,223
#   DRB-Hicom Bhd....................................... 10,252,300   2,280,481
    Dutch Lady Milk Industries Bhd......................     64,100   1,007,757
#*  Eastern & Oriental Bhd..............................  8,197,421   3,422,343
*   Eco World Development Group Bhd.....................  1,330,700     422,032
#   Evergreen Fibreboard Bhd............................  5,351,450   1,268,137
#   Felda Global Ventures Holdings Bhd..................  4,647,400   2,115,041
*   Fountain View Development Bhd.......................     31,500          --
    Gadang Holdings Bhd.................................    837,100     500,673
#   Gamuda Bhd..........................................  7,835,500   9,278,452
#   Gas Malaysia Bhd....................................    216,200     127,542
    GD Express Carrier Bhd..............................    412,856     154,328
    Genting Bhd.........................................  7,533,100  15,223,719
#   Genting Malaysia Bhd................................ 11,740,800  12,396,499
#   Genting Plantations Bhd.............................    945,500   2,449,212
    George Kent Malaysia BHD............................     46,000      22,632
#   Globetronics Technology Bhd.........................  1,777,720   1,267,665
    Glomac Bhd..........................................  3,530,400     677,688
    Goldis Bhd..........................................    478,372     293,055
    GuocoLand Malaysia Bhd..............................    844,000     255,416
    Hai-O Enterprise Bhd................................    649,700     466,309
#   HAP Seng Consolidated Bhd...........................  6,370,940  12,129,154
    Hap Seng Plantations Holdings Bhd...................  1,441,000     853,474
#   Hartalega Holdings Bhd..............................  3,508,900   3,706,547
    Heineken Malaysia Bhd...............................    704,600   3,116,598
    Hiap Teck Venture Bhd...............................    444,600      31,147
*   Hibiscus Petroleum Bhd..............................    717,900      33,807

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
MALAYSIA -- (Continued)
#   Hock Seng LEE Bhd...................................  1,486,112 $   649,157
    Hong Leong Bank Bhd.................................  2,650,565   8,554,273
    Hong Leong Financial Group Bhd......................  1,418,898   5,311,437
    Hong Leong Industries Bhd...........................    459,700   1,005,440
    Hovid Bhd...........................................  2,361,900     232,398
    Hua Yang Bhd........................................  1,255,533     555,295
#   Hume Industries Bhd.................................    436,836     340,394
    Hup Seng Industries Bhd.............................  1,172,100     383,304
    I-Bhd...............................................  1,185,700     154,576
    IFCA MSC Bhd........................................  3,259,600     433,160
#   IHH Healthcare Bhd..................................  3,127,200   5,027,159
#   IJM Corp. Bhd....................................... 22,045,826  18,361,890
    IJM Plantations Bhd.................................  1,227,800     995,680
#   Inari Amertron Bhd..................................  4,526,494   3,449,846
    Inch Kenneth Kajang Rubber P.L.C....................    113,000      19,461
    Insas Bhd...........................................  5,903,702     944,565
    IOI Corp. Bhd....................................... 11,992,977  12,470,366
    IOI Properties Group Bhd............................  4,576,335   2,653,928
*   Iris Corp. Bhd......................................  9,652,600     344,242
*   Iskandar Waterfront City Bhd........................  3,729,400     876,917
*   JAKS Resources Bhd..................................  3,650,700     834,606
#   Jaya Tiasa Holdings Bhd.............................  1,918,939     519,327
#   JCY International Bhd...............................  4,658,900     681,717
    K&N Kenanga Holdings Bhd............................  1,779,386     214,502
#   Karex Bhd...........................................  1,289,625     757,553
    Keck Seng Malaysia Bhd..............................    320,700     378,274
    Kian JOO CAN Factory Bhd............................  1,828,780   1,348,817
    Kim Loong Resources Bhd.............................    276,320     224,085
    Kimlun Corp. Bhd....................................    701,700     307,105
#*  KNM Group Bhd....................................... 16,509,881   1,676,598
    Kossan Rubber Industries............................  3,274,200   5,358,506
#   KPJ Healthcare Bhd..................................  3,982,675   4,187,223
*   Kretam Holdings Bhd.................................  4,274,500     577,712
#   KSL Holdings Bhd....................................  6,337,811   1,759,412
    Kuala Lumpur Kepong Bhd.............................  1,376,622   7,824,240
#*  Kumpulan Europlus Bhd...............................  1,271,800     288,062
    Kumpulan Fima Bhd...................................    909,400     424,713
    Kumpulan Perangsang Selangor Bhd....................  2,772,400     709,115
*   Kwantas Corp. Bhd...................................     23,900       7,104
#   Lafarge Malaysia Bhd................................  2,046,300   3,997,632
    Land & General Bhd..................................  7,487,200     727,631
*   Landmarks Bhd.......................................  1,766,192     335,309
    LBS Bina Group Bhd..................................  2,871,000   1,142,704
    Lingkaran Trans Kota Holdings Bhd...................    764,100   1,119,276
*   Lion Industries Corp. Bhd...........................  2,587,400     194,309
    LPI Capital Bhd.....................................    215,800     851,797
    Magnum Bhd..........................................  2,328,300   1,373,410
    Mah Sing Group Bhd.................................. 10,924,851   4,348,657
#   Malayan Banking Bhd................................. 17,172,910  33,867,037
    Malayan Flour Mills Bhd.............................  1,196,900     438,256
#   Malaysia Airports Holdings Bhd......................  3,414,145   4,989,344
#   Malaysia Building Society Bhd.......................  3,853,918     654,379
*   Malaysia Marine and Heavy Engineering Holdings
      Bhd...............................................  2,950,600     778,640

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
MALAYSIA -- (Continued)
#*  Malaysian Bulk Carriers Bhd.........................  4,070,323 $   756,513
    Malaysian Pacific Industries Bhd....................    794,725   1,562,771
#   Malaysian Resources Corp. Bhd....................... 10,359,000   2,979,676
    Malton Bhd..........................................  2,141,500     326,409
    Matrix Concepts Holdings Bhd........................  2,369,050   1,473,801
#   Maxis Bhd...........................................  5,284,415   7,817,190
#   MBM Resources Bhd...................................  1,144,310     669,143
    Media Chinese International, Ltd....................    905,600     162,410
    Media Prima Bhd.....................................  5,722,120   2,039,422
    Mega First Corp. Bhd................................    192,300      87,086
#   MISC Bhd............................................  3,952,460   7,297,695
#   Mitrajaya Holdings Bhd..............................  2,780,400     929,481
    MK Land Holdings Bhd................................  5,362,200     421,739
    MKH Bhd.............................................  1,438,667     932,950
    MMC Corp. Bhd.......................................  6,718,600   3,470,409
*   MNRB Holdings Bhd...................................    958,900     570,933
#*  MPHB Capital Bhd....................................    552,100     185,914
*   Mudajaya Group Bhd..................................  2,521,733     757,531
    Muhibbah Engineering M Bhd..........................  3,812,000   2,084,822
*   Mulpha International Bhd............................ 15,758,300     871,257
#   My EG Services Bhd.................................. 10,260,800   5,048,782
*   Naim Holdings Bhd...................................  1,872,900     849,720
    Nestle Malaysia Bhd.................................     17,800     345,494
    NTPM Holdings Bhd...................................  1,469,000     303,553
    OCK Group Bhd.......................................  1,165,100     237,904
    Oldtown Bhd.........................................  2,238,525   1,062,745
    Oriental Holdings Bhd...............................    615,140     997,757
    OSK Holdings Bhd....................................  4,578,145   1,789,334
    Padini Holdings Bhd.................................  5,699,600   3,711,709
    Panasonic Manufacturing Malaysia Bhd................     71,900     702,946
    Pantech Group Holdings Bhd..........................  1,338,167     189,232
    Paramount Corp. Bhd.................................    965,225     322,755
#*  Parkson Holdings Bhd................................  4,945,367     947,925
*   Perisai Petroleum Teknologi Bhd..................... 11,203,300     621,247
    Petronas Chemicals Group Bhd........................  8,860,600  14,261,556
    Petronas Dagangan Bhd...............................    937,100   5,361,743
    Petronas Gas Bhd....................................  2,123,908  11,622,997
    Pharmaniaga Bhd.....................................    541,580     749,253
    Pie Industrial Bhd..................................    504,200     276,340
    POS Malaysia Bhd....................................  3,230,600   2,264,302
    Power Root Bhd......................................    206,500     121,406
    PPB Group Bhd.......................................  2,382,900   9,374,673
    Press Metal Bhd.....................................  3,985,900   4,084,222
#   Prestariang Bhd.....................................  1,500,100     719,633
    Protasco Bhd........................................  2,192,400     808,071
    Public Bank Bhd.....................................  8,524,711  40,865,718
#   Puncak Niaga Holdings Bhd...........................  1,430,560     372,838
    QL Resources Bhd....................................  3,670,960   3,933,962
    RCE Capital Bhd.....................................    188,562      34,490
    RHB Capital Bhd.....................................  5,847,019   7,321,659
*   Rimbunan Sawit Bhd..................................  1,063,700     124,288
#   Salcon Bhd..........................................  5,860,700     915,774
    Sapurakencana Petroleum Bhd......................... 27,852,488   9,890,011

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
MALAYSIA -- (Continued)
    Sarawak Cable Bhd...................................    651,600 $   214,968
    Sarawak Oil Palms Bhd...............................    486,260     434,003
#   Scientex Bhd........................................    852,664   2,660,831
*   Scomi Energy Services Bhd...........................  1,342,300      67,873
*   Scomi Group Bhd..................................... 10,163,700     377,803
*   Seal, Inc. Bhd......................................     57,100       5,825
    SEG International Bhd...............................    311,400      91,041
    Selangor Dredging Bhd...............................    366,400      80,505
    Selangor Properties Bhd.............................     78,800      89,424
    Shangri-La Hotels Malaysia Bhd......................    382,300     492,394
*   Shell Refining Co. Federation of Malaya Bhd.........    257,100     192,863
    SHL Consolidated Bhd................................    171,700     126,598
#   Sime Darby Bhd......................................  8,439,740  15,400,364
#   SKP Resources Bhd...................................  1,636,800     487,249
#   SP Setia Bhd Group..................................  2,081,117   1,570,870
    Star Media Group Bhd................................  1,265,600     813,931
*   Sumatec Resources Bhd...............................  4,417,200     109,607
    Sunway Bhd..........................................  7,426,693   5,345,907
    Sunway Construction Group Bhd.......................    555,819     225,147
#   Supermax Corp. Bhd..................................  3,948,750   2,018,234
    Suria Capital Holdings Bhd..........................    279,650     136,214
#   Syarikat Takaful Malaysia Bhd.......................  3,005,200   2,963,565
    Symphony Life Bhd...................................    321,132      54,858
    Ta Ann Holdings Bhd.................................  1,961,023   1,623,238
    TA Enterprise Bhd................................... 10,887,400   1,338,469
    TA Global Bhd.......................................  5,451,340     316,275
*   Talam Transform Bhd.................................  6,754,300      74,174
    Taliworks Corp. Bhd.................................    197,800      70,032
    Tambun Indah Land Bhd...............................  2,204,100     806,583
#   TAN Chong Motor Holdings Bhd........................  1,250,700     599,010
*   Tanjung Offshore Bhd................................    800,200      56,244
    Tasek Corp. Bhd.....................................     38,700     143,066
#   TDM Bhd.............................................  8,117,600   1,367,500
#   Telekom Malaysia Bhd................................  4,054,302   6,807,718
    Tenaga Nasional Bhd.................................  9,255,181  32,706,666
#*  TH Plantations Bhd..................................  1,213,540     325,048
#   Time dotCom Bhd.....................................  1,536,860   2,836,569
    Tiong NAM Logistics Holdings........................  1,219,000     476,258
#   Top Glove Corp. Bhd.................................  7,069,760   7,452,170
#   Tropicana Corp. Bhd.................................  4,838,948   1,259,952
    TSH Resources Bhd...................................  3,013,850   1,385,809
#   Tune Protect Group Bhd..............................  3,926,100   1,583,935
    Uchi Technologies Bhd...............................  1,477,740     588,601
#   UEM Edgenta Bhd.....................................  2,606,800   2,252,093
#   UEM Sunrise Bhd..................................... 16,672,545   4,269,408
#   UMW Holdings Bhd....................................  4,022,906   5,641,200
#*  UMW Oil & Gas Corp. Bhd.............................  3,288,600     727,319
    Unisem M Bhd........................................  5,300,820   3,507,165
    United Malacca Bhd..................................    197,950     281,142
    United Plantations Bhd..............................    159,400   1,039,422
    United U-Li Corp. Bhd...............................    550,400     878,312
    UOA Development Bhd.................................  2,890,400   1,705,078
#*  Uzma Bhd............................................  1,071,200     502,141

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
MALAYSIA -- (Continued)
#   VS Industry Bhd....................................  9,086,140 $  2,948,867
#   Wah Seong Corp. Bhd................................  2,532,539      477,067
#   WCT Holdings Bhd...................................  7,373,529    2,831,346
    Wellcall Holdings Bhd..............................  1,861,700      937,046
#   Westports Holdings Bhd.............................  5,931,000    6,565,511
    Wing Tai Malaysia Bhd..............................    567,600      153,180
#   WTK Holdings Bhd...................................  2,834,550      731,702
#   Yinson Holdings Bhd................................  1,306,700      987,182
*   YNH Property Bhd...................................  3,248,495    1,526,904
    YTL Corp. Bhd...................................... 38,299,520   15,723,531
    YTL E-Solutions Bhd................................    747,100       98,283
*   YTL Land & Development Bhd.........................  1,074,000      154,425
#   YTL Power International Bhd........................  9,775,866    3,434,983
    Zhulian Corp. Bhd..................................    899,766      304,080
                                                                   ------------
TOTAL MALAYSIA.........................................             687,995,202
                                                                   ------------
MEXICO -- (4.3%)
    Alfa S.A.B. de C.V. Class A........................ 20,413,350   33,314,587
    Alpek S.A.B. de C.V................................  2,661,238    4,720,681
#   Alsea S.A.B. de C.V................................  4,387,993   15,677,421
    America Movil S.A.B. de C.V. Series L.............. 32,608,574   18,765,147
    America Movil S.A.B. de C.V. Series L ADR..........  3,134,148   36,136,726
    Arca Continental S.A.B. de C.V.....................  2,841,239   18,261,211
#*  Axtel S.A.B. de C.V................................  8,669,415    2,584,642
#   Banregio Grupo Financiero S.A.B. de C.V............  2,368,201   13,543,584
*   Bio Pappel S.A.B. de C.V...........................    222,356      291,612
    Bolsa Mexicana de Valores S.A.B. de C.V............  3,709,698    6,544,897
*   Cemex S.A.B. de C.V................................  6,122,964    4,666,515
*   Cemex S.A.B. de C.V. Sponsored ADR.................  6,971,669   53,333,269
*   Cia Minera Autlan S.A.B. de C.V. Series B..........    182,126       66,148
    Coca-Cola Femsa S.A.B. de C.V. Series L............    280,203    2,196,792
    Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR.......    129,727   10,193,948
#   Consorcio ARA S.A.B. de C.V. Series *..............  9,005,185    3,337,922
*   Controladora Vuela Cia de Aviacion S.A.B. de C.V.
      ADR..............................................    209,890    3,799,009
#*  Controladora Vuela Cia de Aviacion S.A.B. de C.V.
      Class A..........................................    231,181      420,071
#*  Corp Interamericana de Entretenimiento S.A.B. de
      C.V. Class B.....................................    222,600      166,208
    Corp. Actinver S.A.B. de C.V.......................     61,598       44,679
#   Corp. Inmobiliaria Vesta S.A.B. de C.V.............  3,008,435    4,319,310
    Corp. Moctezuma S.A.B. de C.V. Series *............    392,200    1,213,205
#   Credito Real S.A.B. de C.V. SOFOM ER...............    507,920      949,743
    Cydsa S.A.B. de C.V................................      6,129        7,611
#*  Desarrolladora Homex S.A.B. de C.V.................     44,087        3,786
*   Dine S.A.B. de C.V.................................      7,300        4,127
#   El Puerto de Liverpool S.A.B. de C.V. Class C1.....    563,001    5,412,016
#*  Empresas ICA S.A.B. de C.V.........................  4,691,828      618,070
*   Empresas ICA S.A.B. de C.V. Sponsored ADR..........    282,243      146,917
*   Financiera Independencia S.A.B. de C.V. SOFOM
      ENR..............................................    246,788       49,358
    Fomento Economico Mexicano S.A.B. de C.V...........    347,313    3,106,738
    Fomento Economico Mexicano S.A.B. de C.V.
      Sponsored ADR....................................    627,285   56,142,007
#*  Genomma Lab Internacional S.A.B. de C.V. Class B...  6,801,690    7,821,037
    Gentera S.A.B. de C.V..............................  4,271,388    7,932,252
    Gruma S.A.B. de C.V. Class B.......................  1,647,720   23,721,895
#*  Grupo Aeromexico S.A.B. de C.V.....................    614,175    1,197,559

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
MEXICO -- (Continued)
    Grupo Aeroportuario del Centro Norte S.A.B. de
      C.V...............................................  1,908,693 $11,879,705
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V.
      ADR...............................................        100       4,961
    Grupo Aeroportuario del Pacifico S.A.B. de C.V.
       ADR..............................................    172,414  16,943,124
    Grupo Aeroportuario del Pacifico S.A.B. de C.V.
      Class B...........................................  1,341,886  13,191,992
    Grupo Aeroportuario del Sureste S.A.B. de C.V.
       ADR..............................................     60,823   9,349,103
    Grupo Aeroportuario del Sureste S.A.B. de C.V.
      Class B...........................................    936,872  14,414,838
    Grupo Bimbo S.A.B. de C.V. Series A.................  7,127,076  21,297,604
    Grupo Carso S.A.B. de C.V. Series A1................  2,645,503  10,792,241
    Grupo Cementos de Chihuahua S.A.B. de C.V...........    211,154     551,816
    Grupo Comercial Chedraui S.A. de C.V................  2,317,179   5,246,093
#   Grupo Elektra S.A.B. de C.V.........................    240,669   3,558,050
#*  Grupo Famsa S.A.B. de C.V. Class A..................  3,468,901   1,481,915
#   Grupo Financiero Banorte S.A.B. de C.V. Class O.....  8,581,116  47,001,633
#   Grupo Financiero Inbursa S.A.B. de C.V. Class O.....  8,446,045  13,558,718
# Grupo Financiero Interacciones SA de C.V. Class O... 452,999 2,239,627 Grupo Financiero Santander Mexico S.A.B. de C.V.
      Class B...........................................  3,314,662   6,045,943
    Grupo Financiero Santander Mexico S.A.B. de C.V.
      Class B ADR.......................................    669,690   6,114,270
*   Grupo Gigante S.A.B. de C.V. Series *...............     41,000      76,533
#   Grupo Herdez S.A.B. de C.V. Series *................  1,499,940   3,099,076
    Grupo Industrial Maseca S.A.B. de C.V. Class B......     60,400      67,326
    Grupo Industrial Saltillo S.A.B. de C.V.............     77,099     133,638
#   Grupo KUO S.A.B. de C.V. Series B...................    271,325     538,309
#   Grupo Lala S.A.B. de C.V............................  1,649,635   3,578,168
    Grupo Mexico S.A.B. de C.V. Series B................ 19,578,566  47,239,164
#*  Grupo Pochteca S.A.B. de C.V........................    387,811     179,531
    Grupo Sanborns S.A.B. de C.V........................    370,850     466,777
#*  Grupo Simec S.A.B. de C.V. Series B.................  1,741,838   3,890,860
*   Grupo Simec S.A.B. de C.V. Sponsored ADR............      8,806      59,352
#*  Grupo Sports World S.A.B. de C.V....................    218,149     194,880
    Grupo Televisa S.A.B. Series CPO....................  2,873,780  15,263,987
    Grupo Televisa S.A.B. Sponsored ADR.................  1,922,391  51,077,929
#*  Hoteles City Express S.A.B. de C.V..................    514,387     545,936
#*  Impulsora del Desarrollo y El Empleo en America
      Latina S.A.B. de C.V..............................  2,275,386   3,530,186
    Industrias Bachoco S.A.B. de C.V. Series B..........    775,260   3,358,220
    Industrias Bachoco S.A.B. de C.V. Sponsored ADR.....     49,138   2,556,159
#*  Industrias CH S.A.B. de C.V. Series B...............  2,112,325   8,484,224
    Industrias Penoles S.A.B. de C.V....................    482,418  12,356,590
#   Infraestructura Energetica Nova S.A.B. de C.V.......  1,411,135   5,694,965
    Kimberly-Clark de Mexico S.A.B. de C.V. Class A.....  7,958,521  17,988,380
#*  La Comer S.A.B. de C.V..............................  3,974,790   3,540,213
#*  Maxcom Telecomunicaciones S.A.B. de C.V.............  1,304,709      56,433
    Megacable Holdings S.A.B. de C.V....................  1,304,125   5,286,053
    Mexichem S.A.B. de C.V..............................  6,892,101  15,037,645
#*  Minera Frisco S.A.B. de C.V. Class A1...............  1,724,292   1,418,977
*   OHL Mexico S.A.B. de C.V............................  5,033,472   6,928,742
#   Organizacion Cultiba S.A.B. de C.V..................    167,588     196,011
#*  Organizacion Soriana S.A.B. de C.V. Class B.........  3,374,203   8,305,038
    Promotora y Operadora de Infraestructura S.A.B. de
      C.V...............................................  1,367,667  15,980,915
    Qualitas Controladora S.A.B. de C.V.................    560,833     783,671
    Rassini S.A.B. de C.V...............................      5,300      25,437
#*  Telesites S.A.B. de C.V.............................  5,117,695   3,103,370
#   TV Azteca S.A.B. de C.V.............................  5,954,306     968,567
#*  Urbi Desarrollos Urbanos S.A.B. de C.V..............  1,795,501          67

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
MEXICO -- (Continued)
    Vitro S.A.B. de C.V. Series A.....................     310,647 $  1,016,603
    Wal-Mart de Mexico S.A.B. de C.V..................  16,371,536   37,370,759
                                                                   ------------
TOTAL MEXICO..........................................              804,781,024
                                                                   ------------
PERU -- (0.1%)
    Cementos Pacasmayo SAA ADR........................      34,687      312,183
*   Cia de Minas Buenaventura SAA ADR.................     156,351    2,290,542
    Credicorp, Ltd....................................     142,865   22,905,546
    Grana y Montero SAA Sponsored ADR.................     170,127    1,386,535
                                                                   ------------
TOTAL PERU............................................               26,894,806
                                                                   ------------
PHILIPPINES -- (1.7%)
    A Soriano Corp....................................     818,000      107,739
    Aboitiz Equity Ventures, Inc......................   5,662,310    9,388,884
    Aboitiz Power Corp................................   5,603,300    5,384,584
*   ACR Mining Corp...................................      11,905          848
    Alliance Global Group, Inc........................  24,596,294    8,449,071
    Alsons Consolidated Resources, Inc................   3,329,000      134,391
*   Atlas Consolidated Mining & Development Corp......   2,979,300      269,200
    Ayala Corp........................................     674,685   12,472,535
    Ayala Land, Inc...................................  23,333,620   19,574,320
    Bank of the Philippine Islands....................   2,902,913    5,916,343
    BDO Unibank, Inc..................................   4,899,409   11,781,838
    Belle Corp........................................  22,930,700    1,568,308
*   Bloomberry Resorts Corp...........................   4,280,500      509,459
    Cebu Air, Inc.....................................   1,941,050    4,491,104
    Cebu Holdings, Inc................................   2,065,000      218,986
    Century Pacific Food, Inc.........................     488,250      173,953
    Century Properties Group, Inc.....................   1,153,062       15,426
    China Banking Corp................................     866,806      701,414
    COL Financial Group, Inc..........................     133,700       46,851
    Cosco Capital, Inc................................   2,440,200      416,723
    D&L Industries, Inc...............................  18,070,200    3,810,507
    DMCI Holdings, Inc................................  24,029,700    6,643,512
    DoubleDragon Properties Corp......................     954,910    1,164,183
    East West Banking Corp............................     708,500      314,385
    EEI Corp..........................................   2,805,800      577,958
    Emperador, Inc....................................     931,000      147,048
*   Empire East Land Holdings, Inc....................  22,778,000      401,463
    Energy Development Corp...........................  72,316,700    9,023,113
    Filinvest Development Corp........................      89,300       13,096
    Filinvest Land, Inc............................... 143,680,687    5,943,540
    First Gen Corp....................................  11,114,800    6,116,413
    First Philippine Holdings Corp....................   2,317,230    3,483,662
*   Global Ferronickel Holdings, Inc..................   1,167,000       21,611
    Globe Telecom, Inc................................     146,120    7,035,912
    GT Capital Holdings, Inc..........................     176,745    5,780,262
    Integrated Micro-Electronics, Inc.................     179,700       21,896
    International Container Terminal Services, Inc....   3,919,802    5,330,545
    JG Summit Holdings, Inc...........................   4,392,230    7,789,395
    Jollibee Foods Corp...............................   2,369,557   12,832,938
    Leisure & Resorts World Corp......................   1,361,320      188,956

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
PHILIPPINES -- (Continued)
*   Lepanto Consolidated Mining Co....................  30,246,517 $    157,575
    Lopez Holdings Corp...............................  17,014,600    2,763,047
    LT Group, Inc.....................................   8,591,400    2,845,712
    Manila Electric Co................................     884,210    6,084,298
    Manila Water Co., Inc.............................   7,373,100    4,063,206
    Max's Group, Inc..................................     395,600      239,570
*   Megawide Construction Corp........................   1,503,970      357,204
    Megaworld Corp.................................... 101,435,600   10,842,895
*   Melco Crown Philippines Resorts Corp..............   9,041,000      616,779
*   Metro Pacific Corp. Series A......................     225,000           --
    Metro Pacific Investments Corp....................  68,639,600   10,938,731
    Metropolitan Bank & Trust Co......................   3,405,775    6,868,587
    Nickel Asia Corp..................................     815,800       99,349
    Pepsi-Cola Products Philippines, Inc..............   9,900,791      719,423
    Petron Corp.......................................   4,397,200      999,695
*   Philex Mining Corp................................     912,050      169,008
*   Philex Petroleum Corp.............................     130,943       11,139
    Philippine Long Distance Telephone Co.............     209,085    9,338,870
    Philippine Long Distance Telephone Co. Sponsored
      ADR.............................................     158,187    7,129,488
*   Philippine National Bank..........................   1,893,173    2,522,690
    Philippine Stock Exchange, Inc. (The).............      84,552      506,038
*   Philtown Properties, Inc..........................      16,675           --
    Philweb Corp......................................   2,367,040      788,403
    Phoenix Petroleum Philippines, Inc................     986,570      125,319
    Premium Leisure Corp..............................  16,262,000      387,800
    Puregold Price Club, Inc..........................   4,901,100    4,994,131
    RFM Corp..........................................   6,077,300      552,262
    Rizal Commercial Banking Corp.....................   2,030,745    1,392,955
    Robinsons Land Corp...............................  12,363,750    8,405,675
    Robinsons Retail Holdings, Inc....................   1,082,690    1,981,171
    San Miguel Corp...................................   2,455,040    4,275,478
    San Miguel Pure Foods Co., Inc....................       6,360       29,180
    Security Bank Corp................................   1,908,428    8,876,463
    Semirara Mining & Power Corp......................   1,879,220    4,765,839
    SM Investments Corp...............................     989,290   14,482,959
    SM Prime Holdings, Inc............................  22,693,590   14,083,996
*   SSI Group, Inc....................................     433,000       29,362
*   Top Frontier Investment Holdings, Inc.............     153,057      627,088
    Trans-Asia Oil & Energy Development Corp..........  13,657,000      675,447
    Travellers International Hotel Group, Inc.........   2,716,600      207,609
    Union Bank of the Philippines.....................   1,395,352    2,121,173
    Universal Robina Corp.............................   3,140,960   13,372,364
    Vista Land & Lifescapes, Inc......................  40,870,200    5,211,271
    Xurpas, Inc.......................................   1,598,900      610,702
                                                                   ------------
TOTAL PHILIPPINES.....................................              313,532,323
                                                                   ------------
POLAND -- (1.5%)
    AB SA.............................................       2,455       17,010
    ABC Data SA.......................................      81,105       56,587
    Action SA.........................................      17,727       31,955
    Agora SA..........................................     177,671      525,663
#*  Alior Bank SA.....................................     490,101    6,352,060
    Amica Wronki SA...................................      16,905      818,976

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
POLAND -- (Continued)
#*  AmRest Holdings SE................................    55,642 $ 3,531,134
#   Apator SA.........................................    31,013     219,009
    Asseco Poland SA..................................   596,051   8,189,703
    Bank Handlowy w Warszawie SA......................   177,013   3,125,705
#*  Bank Millennium SA................................ 3,075,103   3,612,073
#   Bank Pekao SA.....................................   254,646   8,059,105
    Bank Zachodni WBK SA..............................   124,618   8,954,420
#*  Bioton SA.........................................   313,879     664,223
#   Boryszew SA....................................... 1,725,830   2,573,900
    Budimex SA........................................    77,786   3,622,215
    CCC SA............................................   123,793   5,648,365
#*  CD Projekt SA.....................................   626,478   5,595,107
    Ciech SA..........................................   274,143   4,052,637
    Colian Holding SA.................................    52,481      46,726
*   ComArch SA........................................     8,695     335,050
*   Cyfrowy Polsat SA.................................   872,127   5,271,426
    Dom Development SA................................     9,946     137,679
    Elektrobudowa SA..................................     2,716      73,527
    Emperia Holding SA................................    62,417     944,215
*   Enea SA........................................... 1,482,647   4,165,688
    Energa SA.........................................   587,085   1,467,027
    Eurocash SA.......................................   659,529   8,861,889
    Fabryki Mebli Forte SA............................    81,961   1,475,305
*   Famur SA..........................................   111,442      80,083
*   Farmacol SA.......................................    36,912     460,841
    Firma Oponiarska Debica SA........................    10,995     294,623
*   Getin Holding SA.................................. 1,836,480     390,681
#*  Getin Noble Bank SA............................... 4,739,030     521,946
    Grupa Azoty SA....................................   194,731   3,626,578
    Grupa Azoty Zaklady Chemiczne Police SA...........    17,834      97,728
    Grupa Kety SA.....................................    38,801   3,342,768
#*  Grupa Lotos SA....................................   901,899   6,769,884
*   Impexmetal SA.....................................   882,936     568,381
#   ING Bank Slaski SA................................   122,012   4,147,996
#*  Integer.pl SA.....................................    12,680     115,239
    Inter Cars SA.....................................    15,933   1,139,495
*   Jastrzebska Spolka Weglowa SA.....................   303,597   1,947,767
    Kernel Holding SA.................................   458,411   7,280,080
    KGHM Polska Miedz SA.............................. 1,007,847  20,354,632
    Kopex SA..........................................    59,433      46,251
    KRUK SA...........................................    59,260   3,185,441
    LC Corp. SA.......................................   590,468     303,186
    Lentex SA.........................................    43,691     105,009
#   LPP SA............................................     3,738   4,712,495
#   Lubelski Wegiel Bogdanka SA.......................    57,374     803,586
*   mBank SA..........................................    72,864   5,674,157
*   MCI Capital SA....................................   155,702     433,332
    Mostostal Zabrze SA...............................   324,876     113,403
    Netia SA.......................................... 1,867,244   2,109,379
#   Neuca SA..........................................    18,798   1,727,473
    Newag SA..........................................       182         632
    Orange Polska SA.................................. 4,211,819   5,825,877
    Orbis SA..........................................    68,772   1,074,633

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- ------------
POLAND -- (Continued)
*   Pelion SA.........................................    30,487 $    344,550
    Pfleiderer Grajewo SA.............................    62,176      478,364
    PGE Polska Grupa Energetyczna SA.................. 6,193,372   20,350,070
#*  PKP Cargo SA......................................    18,611      163,628
#*  Polnord SA........................................   251,767      666,350
*   Polski Koncern Miesny Duda SA.....................    26,313       42,534
#   Polski Koncern Naftowy Orlen SA................... 2,070,535   33,176,105
    Polskie Gornictwo Naftowe i Gazownictwo SA........ 5,857,133    8,127,389
*   Powszechna Kasa Oszczednosci Bank Polski SA....... 2,633,123   16,094,063
#   Powszechny Zaklad Ubezpieczen SA.................. 2,004,951   14,503,691
*   Rafako SA.........................................   358,774      610,966
*   Stalexport Autostrady SA..........................   312,145      294,002
    Stalprodukt SA....................................     5,080      458,968
*   Sygnity SA........................................    44,581       67,596
#*  Synthos SA........................................ 4,183,285    4,250,949
*   Tauron Polska Energia SA.......................... 9,086,399    7,177,439
    Trakcja SA........................................   462,329    1,330,890
*   Vistula Group SA..................................   701,716      597,488
    Warsaw Stock Exchange.............................   177,520    1,553,496
    Wawel SA..........................................       252       60,172
    Zespol Elektrowni Patnow Adamow Konin SA..........    41,007      123,044
                                                                 ------------
TOTAL POLAND..........................................            276,153,709
                                                                 ------------
RUSSIA -- (1.2%)
    Etalon Group, Ltd.................................   650,174    1,715,877
    Gazprom PJSC Sponsored ADR........................ 9,916,642   40,628,760
    Globaltrans Investment P.L.C. Sponsored GDR.......   193,097      778,088
*   Lenta, Ltd. GDR(BJ621Y903)........................   143,301    1,076,167
*   Lenta, Ltd. GDR(52634T200)........................    14,407      108,197
    Lukoil PJSC Sponsored ADR(BYZDW2900)..............   598,466   25,759,342
    Lukoil PJSC Sponsored ADR(69343P105)..............    23,505    1,021,480
    Magnitogorsk Iron & Steel OJSC GDR................   630,539    3,599,524
*   Mail.Ru Group, Ltd. GDR...........................   117,272    2,264,900
*   Mechel PJSC Sponsored ADR.........................   245,670      358,677
    MegaFon PJSC GDR..................................   253,341    2,502,751
    MMC Norilsk Nickel PJSC ADR....................... 1,034,973   15,151,944
    NOVATEK OJSC GDR..................................   110,887   11,146,069
    Novolipetsk Steel PJSC GDR........................   353,454    5,113,227
    O'Key Group SA GDR................................    71,285      142,861
    PhosAgro PJSC GDR.................................   156,557    2,161,109
*   PIK Group PJSC GDR................................   664,097    2,495,108
    Ros Agro P.L.C. GDR(B5MTFN905)....................   160,060    2,312,296
    Ros Agro P.L.C. GDR(749655205)....................     2,558       36,963
    Rosneft PJSC GDR.................................. 2,952,866   14,358,054
    Rostelecom PJSC Sponsored ADR.....................   164,180    1,261,727
    RusHydro PJSC ADR................................. 4,579,241    4,742,857
    Sberbank of Russia PJSC Sponsored ADR............. 4,081,901   35,566,485
    Severstal PJSC GDR................................   650,882    7,706,802
    Tatneft PJSC Sponsored ADR........................   863,531   24,588,957
    TMK PJSC GDR......................................    80,338      219,537
    VimpelCom, Ltd. Sponsored ADR..................... 2,077,928    8,477,946
    VTB Bank PJSC GDR.................................     9,793       19,400
    VTB Bank PJSC GDR................................. 3,938,248    7,817,403

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
RUSSIA -- (Continued)
*   X5 Retail Group NV GDR............................    394,697 $  8,610,056
                                                                  ------------
TOTAL RUSSIA..........................................             231,742,564
                                                                  ------------
SOUTH AFRICA -- (8.4%)
*   Adbee Rf, Ltd.....................................     47,298      114,249
    Adcock Ingram Holdings, Ltd.......................    567,178    1,955,992
    Adcorp Holdings, Ltd..............................    305,445      396,469
    Advtech, Ltd......................................  1,692,926    1,861,919
    Aeci, Ltd.........................................  1,019,712    6,942,793
*   African Bank Investments, Ltd.....................  4,779,215       20,003
    African Oxygen, Ltd...............................    496,309      714,547
    African Rainbow Minerals, Ltd.....................  1,018,643    7,251,115
    Afrimat, Ltd......................................     34,544       50,633
    Alexander Forbes Group Holdings, Ltd..............    553,891      249,706
*   Allied Electronics Corp., Ltd. Class A............    118,970       51,471
*   Anglo American Platinum, Ltd......................    319,632   10,162,425
*   AngloGold Ashanti, Ltd............................    112,707    2,461,188
*   AngloGold Ashanti, Ltd. Sponsored ADR.............  4,151,296   90,954,895
#*  ArcelorMittal South Africa, Ltd...................  1,229,247      754,039
    Ascendis Health, Ltd..............................    151,000      258,288
    Aspen Pharmacare Holdings, Ltd....................  1,420,782   38,370,019
    Assore, Ltd.......................................    185,523    2,467,661
    Astral Foods, Ltd.................................    401,045    3,498,106
*   Attacq, Ltd.......................................  1,338,621    1,881,191
*   Aveng, Ltd........................................  3,048,175      874,980
    AVI, Ltd..........................................  3,831,868   24,771,928
    Barclays Africa Group, Ltd........................  2,298,924   25,428,702
    Barloworld, Ltd...................................  2,483,394   14,719,790
*   Bid Corp., Ltd....................................  1,904,950   35,545,801
    Bidvest Group, Ltd. (The).........................  1,959,138   22,518,528
    Blue Label Telecoms, Ltd..........................  2,481,086    3,306,100
#*  Brait SE..........................................  1,175,080   10,570,010
#   Capitec Bank Holdings, Ltd........................    260,862   11,569,834
    Cashbuild, Ltd....................................    209,050    5,675,191
    Caxton and CTP Publishers and Printers, Ltd.......    433,083      436,441
    City Lodge Hotels, Ltd............................    259,025    2,944,569
    Clicks Group, Ltd.................................  2,178,016   19,505,986
    Clover Industries, Ltd............................    326,700      452,500
*   Consolidated Infrastructure Group, Ltd............    320,546      609,355
#   Coronation Fund Managers, Ltd.....................  1,893,297   10,063,126
*   Curro Holdings, Ltd...............................     20,960       63,011
    DataTec, Ltd......................................  1,638,524    5,929,722
    Discovery, Ltd....................................  2,219,460   19,998,463
    Distell Group, Ltd................................    167,560    2,005,590
*   Distribution and Warehousing Network, Ltd.........    162,578       34,514
    DRDGOLD, Ltd......................................  3,204,016    2,626,650
    DRDGOLD, Ltd. Sponsored ADR.......................      4,569       37,923
    EOH Holdings, Ltd.................................    876,324    8,949,911
*   Eqstra Holdings, Ltd..............................  1,440,821      288,407
*   Evraz Highveld Steel and Vanadium, Ltd............     35,483          133
#   Exxaro Resources, Ltd.............................  1,056,237    6,326,838
    Famous Brands, Ltd................................    647,598    6,417,225
    FirstRand, Ltd.................................... 17,937,935   62,771,141

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
SOUTH AFRICA -- (Continued)
    Foschini Group, Ltd. (The)........................  2,026,922 $ 21,749,584
    Gold Fields, Ltd..................................    815,561    5,035,832
    Gold Fields, Ltd. Sponsored ADR...................  7,263,572   45,106,782
    Grand Parade Investments, Ltd.....................    826,965      205,286
    Grindrod, Ltd.....................................  4,460,761    3,713,538
    Group Five, Ltd...................................    701,118    1,149,726
*   Harmony Gold Mining Co., Ltd......................  1,638,854    7,414,944
*   Harmony Gold Mining Co., Ltd. Sponsored ADR.......  3,771,072   17,233,799
    Holdsport, Ltd....................................     89,416      380,034
*   Howden Africa Holdings, Ltd.......................     15,743       34,077
    Hudaco Industries, Ltd............................    216,975    1,601,890
    Hulamin, Ltd......................................    520,226      218,266
*   Impala Platinum Holdings, Ltd.....................  4,048,227   17,866,982
    Imperial Holdings, Ltd............................  1,585,967   18,954,344
    Investec, Ltd.....................................  2,313,298   13,949,092
    Invicta Holdings, Ltd.............................    102,462      433,804
    JSE, Ltd..........................................    725,605    8,889,146
    KAP Industrial Holdings, Ltd......................  2,344,478    1,096,038
#*  Kumba Iron Ore, Ltd...............................    364,634    3,566,730
#   Lewis Group, Ltd..................................  1,170,316    3,665,290
    Liberty Holdings, Ltd.............................  1,283,648   11,332,231
#   Life Healthcare Group Holdings, Ltd...............  7,630,627   20,762,580
    Massmart Holdings, Ltd............................    884,059    9,231,044
    Merafe Resources, Ltd.............................  5,426,272      344,376
    Metair Investments, Ltd...........................  1,015,629    1,501,407
    Metrofile Holdings, Ltd...........................    113,854       39,537
    MMI Holdings, Ltd................................. 10,772,071   17,969,006
    Mondi, Ltd........................................    760,756   15,417,353
    Mpact, Ltd........................................  1,178,780    2,868,570
    Mr. Price Group, Ltd..............................  1,409,417   23,242,404
    MTN Group, Ltd....................................  9,901,001  100,079,338
    Murray & Roberts Holdings, Ltd....................  3,434,284    3,178,607
#   Nampak, Ltd.......................................  5,014,671    7,663,276
    Naspers, Ltd. Class N.............................    587,379   92,173,435
#   Nedbank Group, Ltd................................  1,697,081   24,348,572
    Netcare, Ltd......................................  7,818,253   18,115,220
    New Europe Property Investments P.L.C.............     99,159    1,185,496
*   Northam Platinum, Ltd.............................  2,692,015    9,994,664
    Oceana Group, Ltd.................................    304,550    2,417,904
    Omnia Holdings, Ltd...............................    539,080    6,403,709
    Peregrine Holdings, Ltd...........................  2,213,268    4,811,354
#   Pick n Pay Stores, Ltd............................  2,212,357   12,486,168
*   Pinnacle Holdings, Ltd............................  1,145,266    1,360,972
    Pioneer Foods Group, Ltd..........................    750,652    9,669,979
#   PPC, Ltd..........................................  5,065,859    2,875,813
    PSG Group, Ltd....................................    562,417    8,034,889
    Raubex Group, Ltd.................................    858,476    1,181,721
    RCL Foods, Ltd....................................    165,246      166,730
    Reunert, Ltd......................................  1,467,971    6,611,203
    Rhodes Food Group Pty, Ltd........................     14,341       26,869
*   Royal Bafokeng Platinum, Ltd......................    269,536    1,007,880
    Sanlam, Ltd.......................................  8,645,980   40,795,004
    Santam, Ltd.......................................    194,318    3,264,866

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES      VALUE++
                                                       --------- --------------
SOUTH AFRICA -- (Continued)
*   Sappi, Ltd........................................ 4,934,442 $   25,100,731
*   Sappi, Ltd. Sponsored ADR.........................   395,944      1,999,517
    Sasol, Ltd........................................ 1,457,316     38,777,405
    Sasol, Ltd. Sponsored ADR......................... 1,144,917     30,557,835
    Shoprite Holdings, Ltd............................ 2,777,835     40,709,332
    Sibanye Gold, Ltd................................. 3,213,511     14,977,758
    Sibanye Gold, Ltd. Sponsored ADR..................   916,723     17,096,884
    SPAR Group, Ltd. (The)............................ 1,284,205     19,169,047
    Spur Corp., Ltd...................................   452,051      1,026,182
#   Standard Bank Group, Ltd.......................... 5,809,613     58,028,134
*   Stefanutti Stocks Holdings, Ltd...................   186,764         53,751
    Steinhoff International Holdings NV............... 9,034,034     57,141,502
    Sun International, Ltd............................   908,954      5,471,964
*   Super Group, Ltd.................................. 3,750,055     10,980,569
    Telkom SA SOC, Ltd................................ 2,398,481     11,131,030
    Telkom SA SOC, Ltd. Sponsored ADR.................    23,134        432,374
    Tiger Brands, Ltd................................. 1,089,070     30,590,479
    Tiso Blackstar Group SE...........................    20,231         12,453
    Tongaat Hulett, Ltd...............................   727,799      6,270,237
    Transaction Capital, Ltd..........................   120,295         94,893
    Trencor, Ltd......................................   613,164      1,770,115
#   Truworths International, Ltd...................... 3,291,295     21,183,620
    Tsogo Sun Holdings, Ltd........................... 3,120,633      6,520,074
    Vodacom Group, Ltd................................ 1,413,030     16,376,555
    Wilson Bayly Holmes-Ovcon, Ltd....................   496,466      4,267,311
#   Woolworths Holdings, Ltd.......................... 5,724,006     36,892,711
                                                                 --------------
TOTAL SOUTH AFRICA....................................            1,564,318,902
                                                                 --------------
SOUTH KOREA -- (14.0%)
#*  3S Korea Co., Ltd.................................    62,210        212,745
    Able C&C Co., Ltd.................................    37,134      1,069,062
#*  Actoz Soft Co., Ltd...............................    22,350        412,643
#   Advanced Nano Products Co., Ltd...................    29,177        429,291
#*  Advanced Process Systems Corp.....................    84,935      1,435,359
#   Aekyung Petrochemical Co., Ltd....................     7,725        710,836
#   AfreecaTV Co., Ltd................................    57,222      1,655,668
#*  Agabang&Company...................................   135,901      1,008,273
    Ahn-Gook Pharmaceutical Co., Ltd..................     9,251        147,166
#   Ahnlab, Inc.......................................    11,849        593,721
#*  AJ Rent A Car Co., Ltd............................   137,028      1,278,606
    AK Holdings, Inc..................................    32,111      1,905,119
#   ALUKO Co., Ltd....................................   236,881      1,196,710
*   ALVOGEN KOREA Co,.Ltd.............................     1,697         48,569
#*  Aminologics Co., Ltd..............................   102,326        307,362
    Amorepacific Corp.................................    72,020     24,935,743
    AMOREPACIFIC Group................................    97,236     12,543,651
#*  Amotech Co., Ltd..................................    54,563        900,485
#*  Anam Electronics Co., Ltd.........................   248,480        310,050
#   Anapass, Inc......................................    45,528        530,398
#   Asia Cement Co., Ltd..............................     8,039        559,393
#   ASIA Holdings Co., Ltd............................    12,865      1,212,909
#*  Asia Paper Manufacturing Co., Ltd.................    33,631        751,405
*   Asiana Airlines, Inc..............................   730,720      3,147,074

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
SOUTH KOREA -- (Continued)
#*  AUK Corp..........................................   178,670 $   472,081
    Aurora World Corp.................................     6,872      72,809
    Autech Corp.......................................    49,280     322,850
*   Automobile & PCB..................................    57,663     124,188
    Avaco Co., Ltd....................................    40,816     240,439
    Avatec Co., Ltd...................................    19,435     134,639
#   Baiksan Co., Ltd..................................    58,010     365,215
*   Barunson Entertainment & Arts Corp................    57,995     149,123
    BGF retail Co., Ltd...............................     6,431   1,149,656
#*  BH Co., Ltd.......................................    93,670     661,733
#   Binggrae Co., Ltd.................................    17,948   1,008,915
*   BIT Computer Co., Ltd.............................    21,898     171,728
    Bixolon Co., Ltd..................................     2,875      35,713
#   Bluecom Co., Ltd..................................    65,109     834,891
    BNK Financial Group, Inc.......................... 1,585,116  12,474,522
#*  Bohae Brewery Co., Ltd............................   170,336     211,543
    Bookook Securities Co., Ltd.......................     5,240      90,493
#   Boryung Medience Co., Ltd.........................    21,934     333,642
#   Boryung Pharmaceutical Co., Ltd...................    20,695   1,229,209
#*  Bosung Power Technology Co., Ltd..................   115,748     936,131
#*  Bubang Co., Ltd...................................   109,634     516,020
*   BUGS Corp.........................................    12,757     132,758
    Bukwang Pharmaceutical Co., Ltd...................    70,457   1,919,033
    Busan City Gas Co., Ltd...........................       449      13,626
    BYC Co., Ltd......................................       342     146,414
#   Byucksan Corp.....................................   115,984     666,930
#*  CammSys Corp......................................   227,242     609,907
#*  Capro Corp........................................   218,027     803,128
    Cell Biotech Co., Ltd.............................    21,882   1,217,446
#*  Celltrion Pharm, Inc..............................    56,456   1,231,340
#*  Celltrion, Inc....................................   150,258  13,973,193
*   Chabiotech Co., Ltd...............................   123,483   1,773,445
#*  Chadiostech Co., Ltd..............................    77,397     396,060
#*  Charm Engineering Co., Ltd........................    98,550     250,301
    Cheil Worldwide, Inc..............................   288,038   4,632,177
#*  Chemtronics Co., Ltd..............................    77,283     405,018
#*  Chin Hung International, Inc......................    73,515     134,736
#*  China Great Star International, Ltd...............   567,285     982,773
    Chinyang Holdings Corp............................    18,097      59,387
#*  Choa Pharmaceutical Co............................    15,349      84,559
#   Chokwang Paint, Ltd...............................    39,940     397,223
#   Chong Kun Dang Pharmaceutical Corp................    28,395   2,834,105
#   Chongkundang Holdings Corp........................    19,356   1,610,872
#   Choong Ang Vaccine Laboratory.....................    15,007     325,867
    Chosun Refractories Co., Ltd......................     2,270     168,989
    Chungdahm Learning, Inc...........................     3,899     101,465
#   CJ CGV Co., Ltd...................................    61,195   5,007,365
    CJ CheilJedang Corp...............................    46,919  16,523,006
#   CJ Corp...........................................    70,531  12,644,841
    CJ E&M Corp.......................................    95,971   6,093,432
#   CJ Freshway Corp..................................    17,946     714,989
    CJ Hellovision Co., Ltd...........................   134,954   1,112,853
#*  CJ Korea Express Corp.............................    16,767   3,003,354

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- -----------
SOUTH KOREA -- (Continued)
    CJ O Shopping Co., Ltd............................  21,684 $ 3,134,645
#*  CJ Seafood Corp................................... 111,853     335,288
#*  Com2uSCorp........................................  52,028   5,372,933
#   Cosmax BTI, Inc...................................  54,384   2,594,529
#   Cosmax, Inc.......................................  41,824   5,418,624
#*  Cosmochemical Co., Ltd............................  56,863     258,688
#*  COSON Co., Ltd....................................  50,468     720,137
    Coway Co., Ltd.................................... 160,126  12,240,873
#   Crown Confectionery Co., Ltd......................  48,256   1,576,891
#*  CrucialTec Co., Ltd...............................  73,723     698,924
#*  CTC BIO, Inc......................................  26,635     328,357
#   Cuckoo Electronics Co., Ltd.......................   3,614     481,498
#*  CUROCOM Co., Ltd.................................. 171,694     503,739
#   D.I Corp..........................................  80,701     325,384
#   Dae Dong Industrial Co., Ltd......................  69,682     494,922
    Dae Han Flour Mills Co., Ltd......................   6,400   1,011,176
#   Dae Hwa Pharmaceutical Co., Ltd...................  37,069   1,383,067
#   Dae Hyun Co., Ltd.................................  87,746     300,427
#*  Dae Won Chemical Co., Ltd.........................  64,015     163,923
#   Dae Won Kang Up Co., Ltd.......................... 110,812     476,035
#*  Dae Young Packaging Co., Ltd...................... 571,184     554,035
#*  Dae-Il Corp.......................................  92,085     802,276
#*  Daea TI Co., Ltd.................................. 226,336     402,322
    Daebongls Co., Ltd................................   6,202      79,303
#*  Daechang Co., Ltd................................. 320,461     374,276
    Daeduck Electronics Co............................ 242,141   1,702,439
#   Daeduck GDS Co., Ltd.............................. 136,000   1,615,746
#   Daegu Department Store............................  27,142     325,904
#*  Daehan New Pharm Co., Ltd.........................  29,768     447,079
#   Daehan Steel Co., Ltd.............................  90,727     746,317
    Daekyo Co., Ltd...................................  92,998     693,011
#*  Daekyung Machinery & Engineering Co., Ltd......... 280,809     359,925
    Daelim B&Co Co., Ltd..............................   5,616      62,367
    Daelim Industrial Co., Ltd........................ 125,457   9,425,542
#   Daeryuk Can Co., Ltd..............................  54,633     329,347
#   Daesang Corp...................................... 119,806   3,254,963
#   Daesang Holdings Co., Ltd......................... 102,152   1,149,087
#   Daesung Holdings Co., Ltd.........................  22,393     189,965
#*  Daewon Cable Co., Ltd............................. 245,177     408,992
*   Daewon Media Co., Ltd.............................   5,556      69,228
#   Daewon Pharmaceutical Co., Ltd....................  73,158   1,456,491
#   Daewon San Up Co., Ltd............................  34,902     227,407
#*  Daewoo Engineering & Construction Co., Ltd........ 467,752   2,604,855
#*  Daewoo Shipbuilding & Marine Engineering Co.,
      Ltd............................................. 720,658   2,882,246
#   Daewoong Co., Ltd.................................   7,663     427,039
#   Daewoong Pharmaceutical Co., Ltd..................  20,111   1,709,811
*   Dahaam E-Tec Co., Ltd.............................   1,420       4,278
    Daihan Pharmaceutical Co., Ltd....................   9,238     264,761
    Daishin Securities Co., Ltd....................... 322,705   3,045,213
#*  Danal Co., Ltd.................................... 100,241     544,249
#   Daou Data Corp.................................... 107,443   1,420,031
#   Daou Technology, Inc.............................. 218,479   5,203,025
#*  Dasan Networks, Inc...............................  95,820     646,242

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
SOUTH KOREA -- (Continued)
#   Dawonsys Co., Ltd....................................    34,157 $   795,969
#   Dayou Automotive Seat Technology Co., Ltd............   631,125   1,159,940
*   Dayou Smart Aluminium Co., Ltd.......................    84,581      97,145
#   DCM Corp.............................................    16,370     186,429
#*  Deutsch Motors, Inc..................................    31,888     129,638
    DGB Financial Group, Inc............................. 1,241,812  10,003,719
#   DHP Korea Co., Ltd...................................    33,077     297,468
    Digital Chosun Co., Ltd..............................    67,865     242,591
#*  Digital Optics Co., Ltd..............................    15,718     124,994
#   Digital Power Communications Co., Ltd................    75,636     259,889
#*  DIO Corp.............................................    37,517   1,917,928
    Display Tech Co., Ltd................................     7,153      33,097
    DK UIL Co., Ltd......................................     7,162      69,109
*   DMS Co., Ltd.........................................    15,628     141,053
#*  DNF Co., Ltd.........................................    33,469     414,347
    Dong A Eltek Co., Ltd................................     1,243      26,411
    Dong Ah Tire & Rubber Co., Ltd.......................    38,707     910,722
#   Dong-A Socio Holdings Co., Ltd.......................     7,619   1,117,546
    Dong-A ST Co., Ltd...................................    11,390   1,175,371
#   Dong-Ah Geological Engineering Co., Ltd..............    31,474     286,064
#   Dong-Il Corp.........................................     5,926     318,301
#   Dongbang Transport Logistics Co., Ltd................    78,710     204,231
*   DONGBU Co., Ltd......................................    66,469      46,177
*   Dongbu Corp..........................................     2,435      21,441
*   Dongbu HiTek Co., Ltd................................   196,787   3,130,888
    Dongbu Insurance Co., Ltd............................   234,764  13,344,684
*   Dongbu Securities Co., Ltd...........................   176,052     606,566
#*  Dongbu Steel Co., Ltd................................    14,118     206,126
    Dongil Industries Co., Ltd...........................     8,412     542,204
#   Dongjin Semichem Co., Ltd............................   270,800   2,748,013
#*  Dongkook Industrial Co., Ltd.........................   137,901     315,586
    DongKook Pharmaceutical Co., Ltd.....................    15,058     892,103
    Dongkuk Industries Co., Ltd..........................    87,098     476,599
#*  Dongkuk Steel Mill Co., Ltd..........................   444,571   3,610,404
#   Dongkuk Structures & Construction Co., Ltd...........   133,958     934,379
#   Dongsuh Cos Inc......................................    43,911   1,279,700
#   Dongsung Chemical Co., Ltd...........................    19,616     441,836
#   DONGSUNG Corp........................................   181,227   1,095,533
    Dongsung Finetec Co., Ltd............................     5,005      31,358
#*  Dongsung Pharmaceutical Co., Ltd.....................    71,092     362,291
#*  Dongwha Enterprise Co., Ltd..........................     6,412     221,011
    Dongwha Pharm Co., Ltd...............................   116,042   1,028,867
#   Dongwon Development Co., Ltd.........................   137,210     605,733
#   Dongwon F&B Co., Ltd.................................     7,096   1,477,647
#   Dongwon Industries Co., Ltd..........................     5,655   1,426,704
#   Dongwon Systems Corp.................................    16,135     905,990
    Dongyang E&P, Inc....................................    41,607     509,564
*   Dongyang Steel Pipe Co., Ltd.........................    70,301      90,148
#   Doosan Corp..........................................    54,910   5,533,266
#*  Doosan Engine Co., Ltd...............................   243,655     985,032
    Doosan Heavy Industries & Construction Co., Ltd......   271,636   6,386,256
#*  Doosan Infracore Co., Ltd............................ 1,115,689   7,963,352
#*  Dragonfly GF Co., Ltd................................    36,843     321,645

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- -----------
SOUTH KOREA -- (Continued)
    DRB Holding Co., Ltd..............................  63,067 $   812,915
    DSK Co., Ltd......................................   1,137      43,994
#*  Duk San Neolux Co., Ltd...........................  20,016     544,406
#*  Duksan Hi-Metal Co., Ltd..........................  56,787     437,420
#   Duksung Co., Ltd..................................  16,785     146,444
#   DuzonBIzon Co., Ltd............................... 122,206   2,539,169
#   DY Corp........................................... 185,896   1,047,276
#   e Tec E&C, Ltd....................................   8,047     881,122
#   e-LITECOM Co., Ltd................................  56,252     603,473
    E-MART, Inc.......................................  97,828  14,291,620
#*  e-Starco Co., Ltd................................. 273,152     391,827
#   E1 Corp...........................................  15,381     887,034
#   Eagon Industrial, Ltd.............................  50,044     583,190
#   Easy Bio, Inc..................................... 269,889   1,569,218
*   Eco Energy Holdings Co., Ltd......................   5,804      87,556
#*  Ecopro Co., Ltd...................................  65,222     720,415
#   EG Corp...........................................  22,251     258,412
#*  Ehwa Technologies Information Co., Ltd............ 247,196     165,378
#   Elentec Co., Ltd..................................  56,559     365,472
*   ELK Corp.......................................... 191,288     334,195
#*  EM-Tech Co., Ltd..................................  36,540     436,286
#*  Emerson Pacific, Inc..............................  12,476     428,095
#*  EMKOREA Co., Ltd..................................  48,875     198,270
#   Enex Co., Ltd..................................... 120,787     342,772
#   ENF Technology Co., Ltd...........................  93,800   1,729,355
#   Eo Technics Co., Ltd..............................  37,384   3,602,276
#   Estechpharma Co., Ltd.............................  33,415     496,755
#   Eugene Corp....................................... 344,992   1,640,973
#*  Eugene Investment & Securities Co., Ltd........... 651,772   1,673,262
#   Eugene Technology Co., Ltd........................  80,195   1,368,600
#   Eusu Holdings Co., Ltd............................ 104,223     976,945
#   EVERDIGM Corp.....................................  24,908     221,185
    F&F Co., Ltd......................................  20,643     270,452
#*  Farmsco...........................................  28,759     375,023
#*  FarmStory Co., Ltd................................  71,994     106,887
*   Feelux Co., Ltd...................................  17,428      64,181
#   Fila Korea, Ltd...................................  39,889   3,151,813
#   Fine Technix Co., Ltd............................. 148,545     397,479
#*  Finetex EnE, Inc..................................  81,221     521,896
#*  Firstec Co., Ltd.................................. 151,053     602,258
#*  Foosung Co., Ltd.................................. 333,122   2,310,716
    Fursys, Inc.......................................  11,270     339,830
#*  G-SMATT GLOBAL Co., Ltd...........................  57,498   1,486,730
*   Gamevil, Inc......................................  12,824     894,265
    Gaon Cable Co., Ltd...............................  15,900     340,788
#*  GemVax & Kael Co., Ltd............................   4,156      67,830
#*  GeneOne Life Science, Inc.........................  14,088     199,580
#*  Genic Co., Ltd....................................  19,568     365,116
    GIIR, Inc.........................................  16,730     125,582
#*  Global Display Co., Ltd...........................  51,902     161,758
#*  GNCO Co., Ltd..................................... 448,073   1,023,635
    Golfzon Co., Ltd..................................  13,289     886,552
#   GOLFZONYUWONHOLDINGS Co., Ltd..................... 163,370   1,229,125

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                    SHARES    VALUE++
                                                    ------- -----------
SOUTH KOREA -- (Continued)
    Grand Korea Leisure Co., Ltd................... 183,550 $ 4,263,973
#   Green Cross Corp...............................  17,774   2,782,614
#   Green Cross Holdings Corp......................  97,118   2,975,747
*   Green Non-Life Insurance Co., Ltd..............  14,915          --
#*  GS Engineering & Construction Corp............. 312,395   8,030,359
#*  GS Global Corp................................. 278,314     610,068
    GS Holdings Corp............................... 332,191  14,353,717
    GS Home Shopping, Inc..........................  11,052   1,678,558
    GS Retail Co., Ltd............................. 103,001   4,645,028
#   Gwangju Shinsegae Co., Ltd.....................   2,985     665,869
#   Haesung Industrial Co., Ltd....................   5,298      79,077
#*  Halla Corp..................................... 126,289     573,464
#   Halla Holdings Corp............................  58,324   3,287,656
#   Han Kuk Carbon Co., Ltd........................ 204,001   1,211,887
#   Hana Financial Group, Inc...................... 857,712  21,118,237
#   Hana Micron, Inc............................... 107,413     676,246
#   Hana Tour Service, Inc.........................  55,813   3,597,115
#*  Hanall Biopharma Co., Ltd......................  15,223     299,998
#   Hancom, Inc....................................  81,210   1,403,919
#   Handok, Inc....................................  13,624     393,418
    Handsome Co., Ltd..............................  66,287   2,308,017
    Hanil Cement Co., Ltd..........................  24,347   1,877,814
#*  Hanjin Heavy Industries & Construction Co.,
      Ltd.......................................... 535,074   2,141,363
*   Hanjin Heavy Industries & Construction
      Holdings Co., Ltd............................  81,264     411,417
#   Hanjin Kal Corp................................ 364,134   5,731,408
#*  Hanjin P&C Co., Ltd............................ 106,545     253,860
#*  Hanjin Shipping Co., Ltd....................... 285,971     537,988
#   Hanjin Transportation Co., Ltd.................  69,119   1,967,189
    Hankook Shell Oil Co., Ltd.....................   4,104   1,641,308
    Hankook Tire Co., Ltd.......................... 365,254  17,691,197
    Hankuk Glass Industries, Inc...................   3,770      91,109
#   Hankuk Paper Manufacturing Co., Ltd............  16,362     422,909
    Hankuk Steel Wire Co., Ltd.....................   5,197      18,816
    Hanmi Pharm Co., Ltd...........................  13,039   7,125,666
    Hanmi Science Co., Ltd.........................  22,527   2,898,742
#   Hanmi Semiconductor Co., Ltd...................  62,140     835,536
    HanmiGlobal Co., Ltd...........................  12,497     109,849
#   Hanon Systems.................................. 685,114   7,021,548
    Hans Biomed Corp...............................   8,115     137,662
#   Hansae Co., Ltd................................  83,650   2,304,221
#   Hansae Yes24 Holdings Co., Ltd.................  74,041     845,256
#*  Hanshin Construction...........................  22,235     431,452
#   Hanshin Machinery Co...........................  55,024     154,179
#   Hansol Chemical Co., Ltd.......................  51,920   3,706,473
#*  Hansol Holdings Co., Ltd....................... 436,355   2,778,243
#*  Hansol HomeDeco Co., Ltd....................... 427,135     711,575
    Hansol Logistics Co., Ltd......................  31,484      78,343
    Hansol Paper Co., Ltd..........................  74,689   1,522,375
*   Hansol SeenTec Co, Ltd.()......................   2,804         876
#*  Hansol SeenTec Co, Ltd.(B3ZLQ00)...............  10,916      17,625
#*  Hansol Technics Co., Ltd.......................  70,215   1,316,158
#   Hanssem Co., Ltd...............................  43,815   6,733,886
    Hanwha Chemical Corp........................... 446,473  10,213,334

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE++
                                                          ------- -----------
SOUTH KOREA -- (Continued)
#   Hanwha Corp.......................................... 338,904 $10,795,970
#   Hanwha Galleria Timeworld Co., Ltd...................  10,127     426,940
    Hanwha General Insurance Co., Ltd.................... 256,391   1,611,789
#*  Hanwha Investment & Securities Co., Ltd.............. 411,577   1,157,462
    Hanwha Life Insurance Co., Ltd....................... 906,641   4,677,093
    Hanwha Techwin Co., Ltd.............................. 133,431   6,453,037
#   Hanyang Eng Co., Ltd.................................  59,789     731,285
    Hanyang Securities Co., Ltd..........................  18,020     124,623
#*  Harim Co., Ltd.......................................  86,386     351,733
*   Harim Holdings Co., Ltd.............................. 274,988   1,326,901
*   HB Technology Co., Ltd...............................  33,202     128,730
#   Heung-A Shipping Co., Ltd............................ 692,455     853,082
*   Heungkuk Fire & Marine Insurance Co., Ltd............  27,667      83,219
#   High Tech Pharm Co., Ltd.............................  20,320     295,760
    Hite Jinro Co., Ltd.................................. 136,419   2,741,141
#   Hitejinro Holdings Co., Ltd..........................  57,924     708,090
#   HMC Investment Securities Co., Ltd................... 120,113   1,154,036
    Home Center Co., Ltd.................................  47,388     181,070
#*  Homecast Co., Ltd....................................  32,256     286,497
#   Hotel Shilla Co., Ltd................................ 104,501   5,568,931
#   HS Industries Co., Ltd............................... 178,810   1,707,963
    HS R&A Co., Ltd......................................  26,265     865,512
    Huchems Fine Chemical Corp...........................  95,796   1,671,831
#   Humax Co., Ltd....................................... 120,486   1,571,593
#   Humedix Co., Ltd.....................................   5,452     211,442
#*  Huons Co., Ltd.......................................  21,428   1,721,699
#   Huons Global Co., Ltd................................  19,992     918,893
#   Huvis Corp...........................................  95,341     691,795
#   Huvitz Co., Ltd......................................  33,760     468,036
#   Hwa Shin Co., Ltd.................................... 131,083     876,539
    Hwacheon Machine Tool Co., Ltd.......................   4,514     201,554
    Hwail Pharm Co., Ltd.................................   6,492      59,773
    HwaSung Industrial Co., Ltd..........................  44,576     508,428
#   Hy-Lok Corp..........................................  44,222     890,207
#   Hyosung Corp......................................... 140,088  17,409,060
#*  Hyundai BNG Steel Co., Ltd...........................  66,048     699,459
#   Hyundai C&F, Inc.....................................  22,896     365,013
*   Hyundai Cement Co....................................   2,624      97,732
#   Hyundai Corp.........................................  48,264   1,010,722
    Hyundai Department Store Co., Ltd....................  65,628   7,281,698
    Hyundai Development Co-Engineering & Construction.... 227,008   8,999,806
#*  Hyundai Elevator Co., Ltd............................  65,548   3,619,474
    Hyundai Engineering & Construction Co., Ltd.......... 404,283  13,339,302
#   Hyundai Engineering Plastics Co., Ltd................ 140,777   1,220,748
    Hyundai Glovis Co., Ltd..............................  56,196   8,440,458
    Hyundai Greenfood Co., Ltd........................... 106,312   1,763,430
#*  Hyundai Heavy Industries Co., Ltd.................... 102,331  11,508,104
    Hyundai Home Shopping Network Corp...................  24,208   2,626,039
    Hyundai Hy Communications & Networks Co., Ltd........ 223,044     763,002
#   Hyundai Livart Furniture Co., Ltd....................  44,979   1,048,611
    Hyundai Marine & Fire Insurance Co., Ltd............. 401,915  10,866,377
#*  Hyundai Merchant Marine Co., Ltd.....................  41,060     389,350
#*  Hyundai Mipo Dockyard Co., Ltd.......................  93,925   6,773,242

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
SOUTH KOREA -- (Continued)
    Hyundai Mobis Co., Ltd...............................   157,813 $35,986,501
    Hyundai Motor Co.....................................   364,834  43,047,608
#   Hyundai Pharmaceutical Co., Ltd......................    31,126     154,345
*   Hyundai Rotem Co., Ltd...............................   111,376   2,123,944
#   Hyundai Securities Co., Ltd.......................... 1,163,575   7,162,026
    Hyundai Steel Co.....................................   330,396  14,987,320
#   Hyundai Wia Corp.....................................    85,447   6,564,993
#   HyVision System, Inc.................................    53,429     365,322
#   i-Components Co, Ltd.................................    14,019     217,491
*   i-SENS, Inc..........................................    21,879     750,896
#*  iA, Inc..............................................   129,517     600,853
#*  ICD Co., Ltd.........................................    57,931     825,037
#*  IHQ, Inc.............................................   188,191     361,171
#   Il Dong Pharmaceutical Co., Ltd......................    32,753     833,335
#*  Iljin Display Co., Ltd...............................   103,949     420,563
#   Iljin Electric Co., Ltd..............................   117,817     522,047
#   Iljin Holdings Co., Ltd..............................   106,697     723,382
#*  Iljin Materials Co., Ltd.............................    42,433     649,217
#   Ilshin Spinning Co., Ltd.............................     7,533     861,682
#   Ilsung Pharmaceuticals Co., Ltd......................     3,144     327,155
#*  IM Co., Ltd..........................................    67,915     399,204
#   iMarketKorea, Inc....................................    85,433     958,333
#   iMBC Co., Ltd........................................    28,170     112,345
#   InBody Co., Ltd......................................    58,782   2,132,763
    Industrial Bank of Korea.............................   905,758   9,591,887
*   Infinitt Healthcare Co., Ltd.........................    46,245     366,207
#*  Infraware, Inc.......................................    74,425     378,441
*   INITECH Co., Ltd.....................................     3,527      23,775
#*  InkTec Co., Ltd......................................    37,888     389,157
#*  InnoWireless, Inc....................................    22,924     216,816
#*  Innox Corp...........................................    77,404   1,166,903
#*  Insun ENT Co., Ltd...................................   171,874     859,285
    Intelligent Digital Integrated Security Co., Ltd.....    27,364     319,018
#*  Interflex Co., Ltd...................................    72,334   1,074,022
    Intergis Co., Ltd....................................    13,600      37,522
#   Interojo Co., Ltd....................................    28,982   1,204,281
#   Interpark Corp.......................................    14,596     195,152
#   Interpark Holdings Corp..............................   224,986   1,196,274
    INTOPS Co., Ltd......................................    53,805     958,076
*   INVENIA Co., Ltd.....................................    39,398     209,010
    Inzi Controls Co., Ltd...............................    44,490     247,231
    INZI Display Co., Ltd................................   124,958     243,764
#*  Iones Co., Ltd.......................................    15,858     320,282
    IS Dongseo Co., Ltd..................................    78,143   4,238,820
#   ISC Co., Ltd.........................................    25,113     623,586
#   ISU Chemical Co., Ltd................................    67,318   1,038,558
#   IsuPetasys Co., Ltd..................................   204,745     936,398
#   J.ESTINA Co., Ltd....................................    27,489     325,572
#   Jahwa Electronics Co., Ltd...........................    84,724   1,008,283
#   JB Financial Group Co., Ltd..........................   641,328   3,419,979
*   Jcontentree Corp.....................................   261,137     992,874
#   Jeil Pharmaceutical Co...............................    24,100   1,541,370
*   Jeil Savings Bank....................................     3,200          --

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
SOUTH KOREA -- (Continued)
#*  Jeju Semiconductor Corp................................  17,353 $    68,779
#*  Jenax, Inc.............................................  23,951     475,056
    Jinro Distillers Co., Ltd..............................  10,312     308,112
#   Jinsung T.E.C..........................................  53,672     292,044
    JLS Co., Ltd...........................................   7,182      42,691
#*  JoyCity Corp...........................................  25,315     711,938
*   Joymax Co., Ltd........................................  12,470      88,309
#*  Jusung Engineering Co., Ltd............................ 164,256   1,622,634
#   JVM Co., Ltd...........................................  15,824     763,300
#   JW Holdings Corp....................................... 160,063   1,695,059
#   JW Pharmaceutical Corp.................................  52,216   2,700,579
*   JYP Entertainment Corp.................................  48,474     229,615
#   Kakao Corp.............................................  48,558   3,941,794
    Kangnam Jevisco Co., Ltd...............................  24,250     807,227
    Kangwon Land, Inc...................................... 283,615  10,381,318
#   KAON Media Co., Ltd....................................  22,206     236,020
#   KB Capital Co., Ltd....................................  63,823   1,414,708
    KB Financial Group, Inc................................ 573,185  18,200,235
    KB Financial Group, Inc. ADR........................... 460,499  14,625,448
    KB Insurance Co., Ltd.................................. 271,121   6,877,185
*   KC Cottrell Co., Ltd...................................   5,541      27,643
#   KC Green Holdings Co., Ltd.............................  75,861     559,469
#   KC Tech Co., Ltd....................................... 121,362   1,756,810
    KCC Corp...............................................  24,629   8,681,259
*   KCC Engineering & Construction Co., Ltd................   5,812      63,903
*   KCO Energy, Inc........................................      70          --
#*  KEC Corp............................................... 542,415     571,592
#   KEPCO Engineering & Construction Co., Inc..............  40,784   1,146,684
#   KEPCO Plant Service & Engineering Co., Ltd.............  96,518   5,913,956
#   Keyang Electric Machinery Co., Ltd..................... 143,232     780,338
#*  KEYEAST Co., Ltd....................................... 347,062     983,720
#   KG Chemical Corp.......................................  59,979     745,691
    KG Eco Technology Service Co., Ltd.....................  22,363      66,385
#   Kginicis Co., Ltd......................................  64,501     805,059
#   KGMobilians Co., Ltd...................................  58,006     563,044
#   KH Vatec Co., Ltd...................................... 100,969   1,111,245
    Kia Motors Corp........................................ 661,264  24,910,025
    KISCO Corp.............................................  26,836     956,575
    KISCO Holdings Co., Ltd................................   3,590     195,069
#   Kishin Corp............................................  42,990     220,850
#   KISWIRE, Ltd...........................................  42,396   1,400,118
#   KIWOOM Securities Co., Ltd.............................  73,101   5,166,687
*   KleanNara Co., Ltd.....................................  18,877      97,846
*   KMH Co., Ltd...........................................  71,656     639,666
#*  KMH Hitech Co., Ltd....................................  53,654      93,526
#*  KMW Co., Ltd...........................................  41,576     317,442
#   Kocom Co., Ltd.........................................  15,784     155,313
#   Kodaco Co., Ltd........................................  65,180     216,406
#   Koentec Co., Ltd....................................... 245,255     604,352
#   Koh Young Technology, Inc..............................  57,905   2,420,526
#   Kolao Holdings......................................... 109,521     808,550
    Kolon Corp.............................................  30,885   1,820,485
*   Kolon Global Corp......................................  34,758     476,867

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                           ------- -----------
SOUTH KOREA -- (Continued)
#   Kolon Industries, Inc................................. 116,412 $ 9,064,364
#   Kolon Life Science, Inc...............................  31,980   4,496,416
    Kolon Plastic, Inc....................................   5,378      40,116
#*  Komipharm International Co., Ltd......................  31,468     850,268
#   KONA I Co., Ltd....................................... 113,093   1,804,719
#   Kook Soon Dang Brewery Co., Ltd....................... 103,751     669,178
#   Korea Aerospace Industries, Ltd....................... 179,491  12,928,644
#   Korea Alcohol Industrial Co., Ltd.....................  27,538     226,803
#   Korea Cast Iron Pipe Industries Co., Ltd..............  28,942     265,410
#   Korea Circuit Co., Ltd................................ 122,972   1,099,617
#   Korea District Heating Corp...........................  17,714   1,060,755
    Korea Electric Power Corp............................. 257,703  14,108,926
    Korea Electric Power Corp. Sponsored ADR.............. 534,918  14,544,420
    Korea Electric Terminal Co., Ltd......................  32,770   2,570,329
#   Korea Electronic Certification Authority, Inc.........  89,901     592,560
#   Korea Electronic Power Industrial Development Co.,
      Ltd.................................................  90,327     455,995
#   Korea Export Packaging Industrial Co., Ltd............  11,810     222,550
*   Korea Flange Co., Ltd.................................  30,363     410,983
    Korea Gas Corp........................................ 120,719   4,574,451
#*  Korea Information & Communications Co, Ltd............  93,490   1,069,704
#   Korea Information Certificate Authority, Inc..........  32,553     239,764
    Korea Investment Holdings Co., Ltd.................... 234,176   9,829,927
#   Korea Kolmar Co., Ltd.................................  55,120   4,678,061
#   Korea Kolmar Holdings Co., Ltd........................  29,595   1,248,836
#*  Korea Line Corp.......................................  84,972   1,474,525
    Korea Petrochemical Ind Co., Ltd......................  24,413   5,137,567
#   Korea United Pharm, Inc...............................  50,469     971,080
    Korea Zinc Co., Ltd...................................  22,273  10,159,751
*   Korean Air Lines Co., Ltd............................. 124,887   3,176,559
#   Korean Reinsurance Co................................. 638,370   6,897,416
#   Kortek Corp...........................................  72,410     805,282
    KPX Chemical Co., Ltd.................................   8,024     362,554
#*  KR Motors Co., Ltd.................................... 360,460     373,955
*   KSCB Co., Ltd.........................................   6,588      34,287
    KSS LINE, Ltd.........................................   2,225      33,563
    KT Corp............................................... 152,625   4,325,453
    KT Corp. Sponsored ADR................................ 309,798   4,727,517
*   KT Hitel Co., Ltd.....................................  51,227     373,656
#*  KT Music Corp.........................................  51,414     209,296
    KT Skylife Co., Ltd................................... 159,655   2,611,304
    KT Submarine Co., Ltd.................................  11,664      63,901
    KT&G Corp............................................. 272,127  29,427,951
#*  KTB Investment & Securities Co., Ltd.................. 455,173   1,201,598
    KTCS Corp.............................................  58,573     135,353
#   Ktis Corp.............................................  94,869     384,526
    Kukbo Design Co., Ltd.................................   2,282      39,117
    Kukdo Chemical Co., Ltd...............................  24,591   1,248,926
    Kukdong Oil & Chemicals Co., Ltd......................  28,970      94,767
#*  Kumho Electric Co., Ltd...............................  20,072     208,781
#*  Kumho Industrial Co., Ltd.............................  65,876     526,597
#   Kumho Petrochemical Co., Ltd..........................  50,631   2,751,902
#*  Kumho Tire Co., Inc................................... 576,535   5,131,995
#   Kumkang Kind Co., Ltd.................................  16,676     773,754

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
SOUTH KOREA -- (Continued)
    Kwang Dong Pharmaceutical Co., Ltd...................   169,964 $ 1,444,103
#*  Kwang Myung Electric Co., Ltd........................   213,320     476,478
#   Kwangju Bank.........................................   128,971   1,092,435
#*  Kyeryong Construction Industrial Co., Ltd............    21,112     230,242
#   Kyobo Securities Co., Ltd............................   130,294   1,211,206
#   Kyung Dong Navien Co., Ltd...........................    28,390   1,564,379
*   Kyung Nam Pharm Co., Ltd.............................     6,710      42,627
#   Kyung-In Synthetic Corp..............................   137,152     788,005
    Kyungbang, Ltd.......................................     5,819     894,212
#   Kyungchang Industrial Co., Ltd.......................   101,711     567,622
#   KyungDong City Gas Co., Ltd..........................    11,573     818,764
#   Kyungdong Pharm Co., Ltd.............................    32,976     559,705
#   L&F Co., Ltd.........................................    43,180     536,085
#*  LB Semicon, Inc......................................   221,648     858,273
#   LEADCORP, Inc. (The).................................    58,483     480,833
#*  Leaders Cosmetics Co., Ltd...........................    76,199   1,917,595
#   LEENO Industrial, Inc................................    51,032   1,916,457
    LF Corp..............................................   132,399   2,470,018
    LG Chem, Ltd.........................................   116,307  25,347,547
    LG Corp..............................................   252,643  14,350,696
#   LG Display Co., Ltd.................................. 1,405,016  38,954,552
    LG Display Co., Ltd. ADR.............................   865,280  12,079,309
#   LG Electronics, Inc..................................   730,517  34,933,649
#   LG Hausys, Ltd.......................................    46,056   5,204,112
    LG Household & Health Care, Ltd......................    23,769  21,409,320
    LG Innotek Co., Ltd..................................    91,443   7,310,825
    LG International Corp................................   170,150   5,546,751
#*  LG Life Sciences, Ltd................................    66,005   4,295,587
    LG Uplus Corp........................................ 1,376,178  13,470,567
    Lion Chemtech Co., Ltd...............................     3,204      58,245
*   LIS Co., Ltd.........................................     2,892      44,684
#   LMS Co., Ltd.........................................    35,029     230,304
#   Lock&Lock Co., Ltd...................................    90,564   1,041,459
#*  Loen Entertainment, Inc..............................    18,040   1,306,005
#*  LOT Vacuum Co., Ltd..................................    18,098     290,010
    Lotte Chemical Corp..................................    52,543  14,276,938
#   Lotte Chilsung Beverage Co., Ltd.....................     3,656   5,393,121
#   Lotte Confectionery Co., Ltd.........................     2,742     464,115
#   LOTTE Fine Chemical Co., Ltd.........................   128,487   4,085,215
    Lotte Food Co., Ltd..................................     3,536   2,573,491
    LOTTE Himart Co., Ltd................................    65,594   2,622,632
#*  Lotte Non-Life Insurance Co., Ltd....................   449,657   1,023,642
#   Lotte Shopping Co., Ltd..............................    29,909   5,157,919
    LS Corp..............................................   143,809   6,859,294
#   LS Industrial Systems Co., Ltd.......................   104,506   4,056,530
#*  Lumens Co., Ltd......................................   312,268   1,277,116
#   Macquarie Korea Infrastructure Fund.................. 1,435,560  11,467,465
#*  Macrogen, Inc........................................    30,810   1,045,769
#   Maeil Dairy Industry Co., Ltd........................    35,762   1,238,019
#   Mando Corp...........................................    39,206   9,116,281
#   Mcnex Co., Ltd.......................................    37,586     568,996
    MDS Technology Co., Ltd..............................    23,536     416,460
#*  Medifron DBT Co., Ltd................................    36,680     228,192

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
SOUTH KOREA -- (Continued)
#*  Medipost Co., Ltd....................................    10,285 $   776,376
#   Medy-Tox, Inc........................................    23,285   9,020,605
#   MegaStudy Co., Ltd...................................    16,780     505,181
#   MegaStudyEdu Co., Ltd................................     8,879     373,786
#*  Melfas, Inc..........................................   109,335     804,498
#   Meritz Financial Group, Inc..........................   225,681   2,499,091
#   Meritz Fire & Marine Insurance Co., Ltd..............   422,730   5,792,310
#   Meritz Securities Co., Ltd........................... 1,846,178   6,216,394
#   META BIOMED Co., Ltd.................................    48,840     225,028
#*  Mgame Corp...........................................   103,008     541,821
    Mi Chang Oil Industrial Co., Ltd.....................     2,270     183,337
*   MiCo, Ltd............................................    19,232      60,578
    Mirae Asset Daewoo Co., Ltd..........................   924,811   7,516,842
    Mirae Asset Securities Co., Ltd......................   358,241   8,526,077
#*  Mirae Corp........................................... 1,526,714     490,054
    Miwon Chemicals Co., Ltd.............................     1,485      98,687
*   Miwon Commercial Co., Ltd............................       456     100,555
    Miwon Specialty Chemical Co., Ltd....................     1,031     406,692
#   MK Electron Co., Ltd.................................    62,889     658,260
#*  MNTech Co., Ltd......................................    89,667     405,910
#   Moda-InnoChips Co., Ltd..............................    34,587     389,387
    Modetour Network, Inc................................    42,607   1,016,089
#   Monalisa Co., Ltd....................................    28,400     100,655
    MonAmi Co., Ltd......................................    15,454      63,942
#   Moorim P&P Co., Ltd..................................   166,822     651,493
#*  Moorim Paper Co., Ltd................................   150,573     418,553
#   Motonic Corp.........................................    49,880     412,595
#   Muhak Co., Ltd.......................................    43,770     927,908
#   Multicampus Co, Ltd..................................     9,817     363,627
#   Namhae Chemical Corp.................................    75,596     597,100
#*  Namsun Aluminum Co., Ltd.............................   237,121     310,554
#   Namyang Dairy Products Co., Ltd......................     1,344     819,327
*   Nanos Co., Ltd.......................................     1,495       2,449
#*  Naturalendo Tech Co., Ltd............................    44,220     726,987
    NAVER Corp...........................................    62,169  39,445,227
    NCSoft Corp..........................................    44,773  10,062,091
#   NeoPharm Co., Ltd....................................    23,059     717,347
#*  Neowiz Games Corp....................................    66,814     839,225
    NEOWIZ HOLDINGS Corp.................................    44,975     578,032
#   NEPES Corp...........................................   153,305   1,154,050
#   Nexen Corp...........................................   208,200   1,485,897
#   Nexen Tire Corp......................................   254,164   3,057,752
#*  Nexolon Co., Ltd.....................................    31,972      24,964
#*  Nexon GT Co., Ltd....................................    86,327     771,503
#   NH Investment & Securities Co., Ltd..................   666,129   6,200,752
#*  NHN Entertainment Corp...............................    95,675   5,631,200
#   NHN KCP Corp.........................................    78,566   1,557,390
    NICE Holdings Co., Ltd...............................   105,377   1,835,144
#   Nice Information & Telecommunication, Inc............    20,438     617,622
#   NICE Information Service Co., Ltd....................   229,131   1,465,074
    NICE Total Cash Management Co., Ltd..................    23,580     141,913
#*  NK Co., Ltd..........................................   107,504     469,506
#   Nong Shim Holdings Co., Ltd..........................    10,152   1,169,090

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
SOUTH KOREA -- (Continued)
#   Nong Woo Bio Co., Ltd..................................  18,743 $   399,081
#   NongShim Co., Ltd......................................   8,915   2,679,144
#   Noroo Holdings Co., Ltd................................   9,220     150,273
#   NOROO Paint & Coatings Co., Ltd........................  67,884     637,205
#   NPC....................................................  83,760     532,707
*   NS Shopping Co., Ltd...................................   2,327     371,558
*   NUVOTEC Co., Ltd.......................................   9,143      47,143
#*  OCI Co., Ltd...........................................  85,337   7,115,826
#*  Omnisystem Co., Ltd.................................... 142,667     442,218
    Opto Device Technology Co., Ltd........................  22,853     191,914
#*  OPTRON-TEC, Inc........................................ 104,824     724,648
#*  Orientbio, Inc......................................... 408,758     807,939
    Orion Corp.............................................  10,453   8,609,667
#*  OSANGJAIEL Co., Ltd....................................  35,202     376,980
#*  Osstem Implant Co., Ltd................................  65,703   4,473,785
#*  Osung LST Co., Ltd..................................... 297,005     337,015
#   Ottogi Corp............................................   3,996   2,793,183
#*  Pan Ocean Co., Ltd..................................... 339,273   1,114,821
#   Pan-Pacific Co., Ltd................................... 127,991     436,138
    Pang Rim Co., Ltd......................................   5,145     109,399
#*  PaperCorea, Inc........................................ 884,879     680,642
#   Paradise Co., Ltd...................................... 161,104   2,304,551
*   PARK & OPC Co., Ltd....................................  10,690      73,816
#   Partron Co., Ltd....................................... 337,826   3,576,225
#*  Paru Co., Ltd.......................................... 239,463     862,218
#*  Pharmicell Co., Ltd.................................... 148,323     857,955
*   Pobis TNC Co., Ltd.....................................  13,066      32,517
    POSCO..................................................  31,634   6,409,892
    POSCO Sponsored ADR.................................... 507,145  25,702,109
#   POSCO Chemtech Co., Ltd................................  98,650     982,925
    POSCO Coated & Color Steel Co., Ltd....................   3,334      77,929
    Posco Daewoo Corp...................................... 168,811   3,234,517
#*  Posco ICT Co., Ltd..................................... 231,679   1,269,160
#   Posco M-Tech Co., Ltd..................................  96,658     245,717
#*  Power Logics Co., Ltd.................................. 157,235     688,078
#   PSK, Inc...............................................  72,430     939,456
#   Pulmuone Co., Ltd......................................   6,574     786,768
#   Pyeong Hwa Automotive Co., Ltd.........................  84,213     884,092
*   RaonSecure Co., Ltd....................................  24,311      72,378
#*  Redrover Co., Ltd......................................  26,539     169,787
    Reyon Pharmaceutical Co., Ltd..........................  10,903     348,828
#   RFsemi Technologies, Inc...............................  20,093     208,970
#   RFTech Co., Ltd........................................  68,138     356,154
#   S Net Systems, Inc.....................................  20,118     127,803
#*  S&C Engine Group, Ltd.................................. 394,693     582,052
#*  S&S Tech Corp..........................................  74,376     639,311
    S&T Corp...............................................  10,683     201,612
#   S&T Dynamics Co., Ltd.................................. 163,629   1,441,377
    S&T Holdings Co., Ltd..................................  42,980     723,346
#   S&T Motiv Co., Ltd.....................................  49,056   2,662,895
    S-1 Corp...............................................  59,863   5,436,248
#*  S-Connect Co., Ltd..................................... 323,360     895,463
#   S-Energy Co., Ltd......................................  46,917     345,812

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                           ------- ------------
SOUTH KOREA -- (Continued)
#*  S-MAC Co., Ltd........................................  97,200 $    730,288
#   S-Oil Corp............................................ 132,083    9,094,988
#   Saeron Automotive Corp................................   3,180       22,819
#*  Sajo Industries Co., Ltd..............................  14,727      897,038
#*  Sajodongaone Co., Ltd................................. 119,520      185,294
#   Sam Chun Dang Pharm Co., Ltd..........................  41,776      367,753
#   Sam Young Electronics Co., Ltd........................  72,267      790,132
#   Sam Yung Trading Co., Ltd.............................  41,323      715,575
    Samchully Co., Ltd....................................  15,695    1,493,438
#   Samchuly Bicycle Co., Ltd.............................  27,772      429,722
#   Samho Development Co., Ltd............................  67,987      213,731
*   Samho International Co., Ltd..........................  10,561      156,832
#   SAMHWA Paints Industrial Co., Ltd.....................  58,699      604,120
#   Samick Musical Instruments Co., Ltd................... 325,928      815,994
#   Samick THK Co., Ltd...................................  68,857      633,541
    Samjin LND Co., Ltd...................................  40,449      121,196
#   Samjin Pharmaceutical Co., Ltd........................  59,221    1,747,931
    Samkee Automotive Co., Ltd............................  22,843       83,325
#   Samkwang Glass........................................  10,780      796,400
#   Samlip General Foods Co., Ltd.........................  12,050    2,066,693
#   Sammok S-Form Co., Ltd................................  29,978      437,733
    Samsung C&T Corp...................................... 167,554   20,282,447
    Samsung Card Co., Ltd.................................  63,900    2,467,797
    Samsung Climate Control Co., Ltd......................   4,190       37,985
#   Samsung Electro-Mechanics Co., Ltd.................... 271,394   13,399,065
    Samsung Electronics Co., Ltd.......................... 379,401  522,047,063
#*  Samsung Engineering Co., Ltd.......................... 308,632    2,933,406
    Samsung Fire & Marine Insurance Co., Ltd.............. 123,792   29,499,661
#*  Samsung Heavy Industries Co., Ltd..................... 716,970    6,393,521
    Samsung Life Insurance Co., Ltd....................... 172,281   14,988,208
    Samsung SDI Co., Ltd.................................. 151,625   14,334,330
    Samsung SDS Co., Ltd..................................  52,006    7,306,010
    Samsung Securities Co., Ltd........................... 280,245    9,481,865
#*  SAMT Co., Ltd......................................... 237,899      376,137
#   Samwha Capacitor Co., Ltd.............................  60,515      636,103
#   Samyang Corp..........................................   5,810      502,988
#   Samyang Foods Co., Ltd................................  19,150      433,448
    Samyang Holdings Corp.................................  21,526    2,322,510
#   Samyang Tongsang Co., Ltd.............................  10,025      462,224
#*  Samyoung Chemical Co., Ltd............................ 158,910      224,911
#*  Sangbo Corp........................................... 100,893      382,464
    Sangsin Brake.........................................   9,410       60,310
#*  Sapphire Technology Co., Ltd..........................  24,410      155,464
    SaraminHR Co, Ltd.....................................   7,625      115,048
#   Satrec Initiative Co., Ltd............................   8,977      476,247
#   SAVEZONE I&C Corp.....................................  72,048      333,863
*   SBI Investment Korea Co., Ltd.........................  23,452       14,367
    SBS Contents Hub Co., Ltd.............................  27,908      286,495
#   SBS Media Holdings Co., Ltd........................... 311,291      845,518
#*  SBW................................................... 276,720      700,809
    Seah Besteel Corp..................................... 105,375    2,526,833
    SeAH Holdings Corp....................................   3,991      476,025
    SeAH Steel Corp.......................................  22,665    1,414,523

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
SOUTH KOREA -- (Continued)
#   Sebang Co., Ltd......................................    74,632 $ 1,065,688
    Sebang Global Battery Co., Ltd.......................    44,343   1,533,057
#*  Seegene, Inc.........................................    32,732   1,063,067
#   Sejong Industrial Co., Ltd...........................    79,678     783,145
#   Sekonix Co., Ltd.....................................    44,284     726,751
#   Sempio Foods Co......................................     7,875     455,564
#*  Seobu T&D............................................    60,550   1,118,013
#   Seohan Co., Ltd......................................   553,932     980,409
#*  Seohee Construction Co., Ltd......................... 1,066,645   1,420,607
#   Seoul Auction Co., Ltd...............................    37,940     544,652
#   Seoul Semiconductor Co., Ltd.........................   262,395   3,933,789
#   SEOWONINTECH Co., Ltd................................    66,219     693,102
#   Seoyon Co,. Ltd......................................    91,541     905,626
*   Seshin Co., Ltd......................................     2,000          --
#*  Sewon Cellontech Co., Ltd............................   142,299     442,345
    Sewon Precision Industry Co., Ltd....................     4,747      78,102
#   SEWOONMEDICAL Co., Ltd...............................   119,681     549,471
#   SFA Engineering Corp.................................    38,902   2,098,662
#*  SFA Semicon Co, Ltd..................................   261,729     616,725
#*  SG Corp..............................................   827,592     906,986
*   SGA Co., Ltd.........................................    75,651      95,172
#   SH Energy & Chemical Co., Ltd........................   734,943   1,154,530
#*  Shin Poong Pharmaceutical Co., Ltd...................   148,580     958,221
    Shinhan Financial Group Co., Ltd.....................   481,695  17,213,414
    Shinhan Financial Group Co., Ltd. ADR................   333,226  11,892,836
#*  Shinil Industrial Co., Ltd...........................   214,068     351,898
#   Shinsegae Co., Ltd...................................    39,171   6,373,635
#   Shinsegae Engineering & Construction Co., Ltd........     9,242     383,820
#   Shinsegae Food Co., Ltd..............................     2,305     326,715
#   Shinsegae Information & Communication Co., Ltd.......     6,736     493,105
#   Shinsegae International, Inc.........................    10,754     752,282
#*  Shinsung Solar Energy Co., Ltd.......................   384,245     824,145
#*  Shinsung Tongsang Co., Ltd...........................   609,653     762,634
#*  Shinwha Intertek Corp................................    67,833     304,522
#*  Shinwon Corp.........................................   185,661     312,962
#   Shinyoung Securities Co., Ltd........................    13,406     603,349
#   SHOWBOX Corp.........................................   181,010   1,279,287
#*  Signetics Corp.......................................   346,864     554,573
#*  SIGONG TECH Co., Ltd.................................    47,535     262,001
    Silicon Works Co., Ltd...............................    54,865   1,548,498
#   Silla Co., Ltd.......................................    38,481     525,372
#*  SIMMTECH HOLDINGS Co., Ltd...........................   297,091     827,607
#   SIMPAC, Inc..........................................    90,911     419,453
#   Sindoh Co., Ltd......................................    17,542     810,003
    SJM Co., Ltd.........................................    47,500     310,918
#   SK Bioland Co., Ltd..................................    36,801     751,458
#   SK Chemicals Co., Ltd................................    93,584   5,589,581
#*  SK Communications Co., Ltd...........................    88,183     268,465
#   SK Gas, Ltd..........................................    31,692   2,408,313
    SK Holdings Co., Ltd.................................   136,692  25,503,777
    SK Hynix, Inc........................................ 1,783,787  54,930,067
    SK Innovation Co., Ltd...............................   198,488  26,156,398
    SK Materials Co., Ltd................................    36,450   4,794,788

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
SOUTH KOREA -- (Continued)
    SK Networks Co., Ltd..................................   940,020 $5,224,942
#*  SK Securities Co., Ltd................................ 2,415,936  2,627,083
    SK Telecom Co., Ltd...................................    41,159  8,457,968
#   SKC Co., Ltd..........................................   156,987  4,197,484
#   SKCKOLONPI, Inc.......................................    44,055    472,421
    SL Corp...............................................   100,482  1,295,773
#*  SM Culture & Contents Co., Ltd........................    11,512     24,363
#*  SM Entertainment Co...................................    82,865  2,293,369
    SMEC Co., Ltd.........................................    11,235     38,998
#*  Solborn, Inc..........................................    69,633    419,930
#*  Solco Biomedical Co., Ltd.............................   219,860    266,543
#   Solid, Inc............................................    68,248    296,237
#   Songwon Industrial Co., Ltd...........................   107,383  1,931,539
#*  Sonokong Co., Ltd.....................................   118,202    643,594
#*  Soosan Heavy Industries Co., Ltd......................    11,350     22,210
#   Soulbrain Co., Ltd....................................    72,612  4,220,153
#   Spigen Korea Co., Ltd.................................    12,387    700,974
#*  Ssangyong Cement Industrial Co., Ltd..................   171,796  2,930,954
*   STX Corp..............................................     8,168     17,794
*   STX Engine Co., Ltd...................................     7,212     44,159
#   Suheung Co., Ltd......................................    28,557  1,069,692
#   Sun Kwang Co., Ltd....................................     9,630    160,514
#   Sunchang Corp.........................................    49,379    474,468
*   SundayToz Corp........................................     4,750    159,535
#   Sung Kwang Bend Co., Ltd..............................   152,154  1,254,623
#   Sungchang Enterprise Holdings, Ltd....................   364,722  1,058,604
#*  Sungshin Cement Co., Ltd..............................   116,165  1,153,499
#   Sungwoo Hitech Co., Ltd...............................   280,403  2,050,734
#   Sunjin Co., Ltd.......................................    25,013    617,542
#*  Sunny Electronics Corp................................    43,610    172,289
#*  Suprema HQ, Inc.......................................    25,328    268,515
*   Suprema, Inc..........................................    18,815    440,739
#*  Synopex, Inc..........................................   294,929    567,343
#   Systems Technology, Inc...............................    13,760    119,455
#   Tae Kyung Industrial Co., Ltd.........................    73,750    329,257
    Taekwang Industrial Co., Ltd..........................     2,544  2,039,553
#*  Taewoong Co., Ltd.....................................    67,298  1,278,047
#*  Taeyoung Engineering & Construction Co., Ltd..........   295,818  1,607,701
#*  Taihan Electric Wire Co., Ltd.........................   229,334    457,977
*   Taihan Textile Co., Ltd...............................       279     15,160
#   Tailim Packaging Co., Ltd.............................   188,553    563,450
#*  TBH Global Co., Ltd...................................    75,615    655,647
#   TechWing, Inc.........................................    69,132    893,178
#   TES Co., Ltd..........................................    49,309    857,109
#*  Texcell-NetCom Co., Ltd...............................    96,839    466,470
#*  Theragen Etex Co., Ltd................................    15,468     99,662
#*  Thinkware Systems Corp................................    26,651    382,297
#*  TK Chemical Corp......................................   355,304    697,731
#   TK Corp...............................................    85,795    667,418
#   Tokai Carbon Korea Co., Ltd...........................    16,779    552,565
#   Tong Yang Moolsan Co., Ltd............................   250,870    446,747
#*  Tongyang Cement & Energy Corp.........................    32,403    129,142
    Tongyang Life Insurance Co, Ltd.......................   328,492  3,155,194

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
SOUTH KOREA -- (Continued)
#   Tongyang, Inc.........................................   915,387 $2,941,854
#*  Top Engineering Co., Ltd..............................    60,647    333,358
#   Toptec Co., Ltd.......................................    68,944  1,249,580
#   Tovis Co., Ltd........................................   132,763  1,153,204
#*  Trais Co., Ltd........................................    52,841    110,174
    TS Corp...............................................    30,089    686,154
#   UBCare Co., Ltd.......................................    78,894    298,811
#   Ubiquoss, Inc.........................................    67,761    621,016
#*  Ubivelox, Inc.........................................    14,683    154,960
#   Uju Electronics Co., Ltd..............................    41,344    527,212
#   Unid Co., Ltd.........................................    35,329  1,435,858
#   Union Semiconductor Equipment & Materials Co., Ltd....    36,941    431,628
#   Uniquest Corp.........................................    45,800    168,266
#*  Unison Co., Ltd.......................................   116,022    181,870
#   UniTest, Inc..........................................    74,217    651,264
#   Value Added Technologies Co., Ltd.....................    44,418  1,551,638
#   Viatron Technologies, Inc.............................    31,299    765,739
#   Vieworks Co., Ltd.....................................    36,501  1,624,166
#   Visang Education, Inc.................................    42,510    560,538
#   Vitzrocell Co., Ltd...................................    22,792    248,166
#*  Webzen, Inc...........................................   108,534  1,822,950
#*  Welcron Co., Ltd......................................    87,278    286,032
#*  WeMade Entertainment Co., Ltd.........................    27,644    593,083
#   Whanin Pharmaceutical Co., Ltd........................    57,940    836,224
#   WillBes & Co. (The)...................................   559,699  1,293,708
*   Winix, Inc............................................     7,644     65,153
    Wins Co., Ltd.........................................    32,692    350,722
#   WiSoL Co., Ltd........................................   149,460  2,024,006
#*  WIZIT Co., Ltd........................................   228,782    300,242
#*  Wonik Cube Corp.......................................    46,904    142,930
#*  Wonik Holdings Co., Ltd...............................   215,900  1,506,426
*   WONIK IPS Co., Ltd....................................   159,431  3,536,902
#*  Wonik Materials Co., Ltd..............................    11,420    713,318
#*  Wonik QnC Corp........................................    16,003    266,404
*   Woongjin Co., Ltd.....................................   168,106    442,302
#*  Woongjin Energy Co., Ltd..............................   286,077    279,152
*   Woongjin Thinkbig Co., Ltd............................   113,582  1,135,442
#*  Wooree ETI Co., Ltd...................................   159,312    302,173
    Woori Bank............................................   886,352  7,997,975
    Woori Bank Sponsored ADR..............................     1,525     41,617
#*  Woori Investment Bank Co., Ltd........................ 2,090,065  1,491,643
*   Wooridul Pharmaceutical, Ltd..........................     6,846     99,897
#   WooSung Feed Co., Ltd.................................   117,938    373,660
#   Y G-1 Co., Ltd........................................    65,064    595,929
#*  YD Online Corp........................................    31,738    249,702
*   YeaRimDang Publishing Co., Ltd........................     9,591     48,159
    Yeong Hwa Metal Co., Ltd..............................    90,588    166,133
    YES24 Co., Ltd........................................    29,362    178,951
    YESCO Co., Ltd........................................    12,998    453,895
#   YG Entertainment, Inc.................................    42,864  1,461,362
    Yoosung Enterprise Co., Ltd...........................   155,924    555,559
#   YooSung T&S Co., Ltd..................................    54,549    259,611
#   Youlchon Chemical Co., Ltd............................    51,970    647,064

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES      VALUE++
                                                      ---------- --------------
SOUTH KOREA -- (Continued)
#   Young Heung Iron & Steel Co., Ltd................    174,829 $      311,747
#   Young Poong Corp.................................      2,336      2,348,841
    Young Poong Precision Corp.......................     88,170        689,049
#   Youngone Corp....................................     81,769      2,590,498
#   Youngone Holdings Co., Ltd.......................     29,002      1,571,406
#*  Yuanta Securities Korea Co., Ltd.................    452,556      1,490,491
    Yuhan Corp.......................................     19,745      5,402,741
    YuHwa Securities Co., Ltd........................      5,800         81,966
#*  Yungjin Pharmaceutical Co., Ltd..................    265,384      2,560,230
#*  Yuyang DNU Co., Ltd..............................    126,819        371,880
    Zeus Co., Ltd....................................      9,641        125,327
                                                                 --------------
TOTAL SOUTH KOREA....................................             2,627,609,336
                                                                 --------------
TAIWAN -- (13.8%)
#   A-DATA Technology Co., Ltd.......................  1,600,465      2,255,852
#   Ability Enterprise Co., Ltd......................  2,037,974      1,120,707
#   AcBel Polytech, Inc..............................  2,670,468      2,209,829
#   Accton Technology Corp...........................  3,173,369      5,512,070
#   Acer, Inc........................................ 17,120,595      8,161,860
#   ACES Electronic Co., Ltd.........................    788,000        626,851
#   Achem Technology Corp............................  1,716,264        613,098
#*  Acme Electronics Corp............................    270,481        107,930
#   Acter Co., Ltd...................................    260,000        693,501
*   Action Electronics Co., Ltd......................     76,263          8,632
#   Actron Technology Corp...........................    596,200      2,180,850
    Addcn Technology Co., Ltd........................      7,800         62,468
#   Adlink Technology, Inc...........................    711,107      1,453,556
#   Advanced Ceramic X Corp..........................    400,000      2,199,331
#*  Advanced Connectek, Inc..........................  1,426,000        281,915
    Advanced International Multitech Co., Ltd........    635,000        412,034
#   Advanced Semiconductor Engineering, Inc.......... 21,147,750     24,964,713
    Advanced Semiconductor Engineering, Inc. ADR.....    817,172      4,698,739
#   Advanced Wireless Semiconductor Co...............  1,703,000      3,178,899
#   Advancetek Enterprise Co., Ltd...................    872,896        561,323
    Advantech Co., Ltd...............................    989,087      7,696,684
#*  AGV Products Corp................................  3,746,407        958,410
*   AimCore Technology Co., Ltd......................    310,402        212,618
#   Airtac International Group.......................    639,714      4,794,264
#   Alcor Micro Corp.................................    463,000        264,806
#*  ALI Corp.........................................  2,579,000      1,441,269
#   Allis Electric Co., Ltd..........................    329,000        109,822
#   Alltek Technology Corp...........................    409,644        338,718
#   Alltop Technology Co., Ltd.......................    325,000        516,823
#   Alpha Networks, Inc..............................  2,736,100      1,753,498
#   Altek Corp.......................................  2,329,159      1,678,579
    Ambassador Hotel (The)...........................  1,667,000      1,364,514
    AMICCOM Electronics Corp.........................     43,690         57,594
#   AMPOC Far-East Co., Ltd..........................    672,567        519,197
#   AmTRAN Technology Co., Ltd.......................  5,377,944      3,736,152
#   Anpec Electronics Corp...........................    700,448        645,697
#   Apacer Technology, Inc...........................  1,117,918        978,080
#*  APCB, Inc........................................    934,000        471,673
#   Apex Biotechnology Corp..........................    674,625      1,006,104

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
#   Apex International Co., Ltd.........................    763,808 $   957,312
#   Apex Medical Corp...................................    390,463     461,124
#   Apex Science & Engineering..........................    980,870     259,492
#   Arcadyan Technology Corp............................  1,343,753   2,434,358
#   Ardentec Corp.......................................  3,490,085   2,289,404
*   Arima Communications Corp...........................  1,524,153     281,336
#   Asia Cement Corp....................................  8,139,655   7,445,574
#*  Asia Optical Co., Inc...............................  2,126,000   1,837,271
*   Asia Pacific Telecom Co., Ltd.......................    226,000      78,350
#   Asia Plastic Recycling Holding, Ltd.................  1,650,384     954,500
#   Asia Polymer Corp...................................  2,359,460   1,332,178
#   Asia Vital Components Co., Ltd......................  3,223,864   2,597,112
#   ASMedia Technology, Inc.............................    125,000     686,125
#   ASPEED Technology, Inc..............................     67,999     699,809
#   ASROCK, Inc.........................................    208,000     286,696
#   Asustek Computer, Inc...............................  2,440,861  21,237,566
#   Aten International Co., Ltd.........................    658,715   1,693,465
#   AU Optronics Corp................................... 56,470,497  23,076,812
    AU Optronics Corp. Sponsored ADR....................  1,487,852   6,159,707
#   Audix Corp..........................................    557,375     628,810
#   AURAS Technology Co., Ltd...........................    379,303   1,012,782
#   Aurora Corp.........................................    418,226     668,109
#   AV Tech Corp........................................    201,000     147,763
#   Avalue Technology, Inc..............................     61,000     124,880
#   Avermedia Technologies..............................  1,223,037     412,334
#*  Avision, Inc........................................  1,034,263     231,724
#   AVY Precision Technology, Inc.......................    301,940     587,484
#   Awea Mechantronic Co., Ltd..........................    205,774     179,444
    Axiomtek Co., Ltd...................................     32,000      70,083
    Bank of Kaohsiung Co., Ltd..........................  2,760,319     790,609
#   Basso Industry Corp.................................    581,284   1,816,177
#   BenQ Materials Corp.................................  1,691,000     917,351
#   BES Engineering Corp................................ 11,785,050   2,009,721
#   Bionet Corp.........................................    260,000     254,471
    Bionime Corp........................................     28,000      43,908
*   Biostar Microtech International Corp................  1,058,712     317,592
#   Bioteque Corp.......................................    246,680   1,195,596
#   Bizlink Holding, Inc................................    534,713   3,292,419
#   Boardtek Electronics Corp...........................  1,094,000   1,401,007
    Bothhand Enterprise, Inc............................     53,000      78,642
    Bright Led Electronics Corp.........................    912,180     292,042
#*  C Sun Manufacturing, Ltd............................    993,740     461,416
#*  Cameo Communications, Inc...........................  1,245,116     249,684
#   Capital Securities Corp............................. 14,393,210   3,935,585
#   Career Technology MFG. Co., Ltd.....................  2,858,000   1,618,994
#*  Carnival Industrial Corp............................  1,889,000     279,667
#   Casetek Holdings, Ltd...............................    595,000   2,403,103
#   Catcher Technology Co., Ltd.........................  3,716,872  25,915,175
    Cathay Chemical Works...............................     35,000      15,802
#   Cathay Financial Holding Co., Ltd................... 20,133,499  22,648,473
#*  Cathay Real Estate Development Co., Ltd.............  5,651,000   2,532,850
#   Celxpert Energy Corp................................    108,000      62,300
#   Central Reinsurance Co., Ltd........................    700,774     301,869

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
#   Chailease Holding Co., Ltd..........................  2,822,240 $ 5,011,088
#   ChainQui Construction Development Co., Ltd..........    425,464     275,401
*   Champion Building Materials Co., Ltd................  2,178,390     453,604
    Champion Microelectronic Corp.......................     26,850      34,736
#   Chang Hwa Commercial Bank, Ltd...................... 21,599,335  11,622,682
#   Chang Wah Electromaterials, Inc.....................    322,800   1,192,668
#   Channel Well Technology Co., Ltd....................  1,184,000   1,232,592
#   Charoen Pokphand Enterprise.........................  1,903,620   2,206,712
#   Chaun-Choung Technology Corp........................    563,000   2,666,878
#   CHC Healthcare Group................................     72,000     111,588
#   CHC Resources Corp..................................    347,135     614,747
#   Chen Full International Co., Ltd....................    804,000   1,375,709
#   Chenbro Micom Co., Ltd..............................    502,000     937,448
    Cheng Loong Corp....................................  6,135,160   2,153,086
#   Cheng Shin Rubber Industry Co., Ltd.................  7,478,508  15,611,893
#   Cheng Uei Precision Industry Co., Ltd...............  3,680,630   5,001,656
#*  Chenming Mold Industry Corp.........................    363,708     163,443
#   Chia Chang Co., Ltd.................................    919,000     651,056
#   Chia Hsin Cement Corp...............................  2,422,747     677,209
#   Chicony Electronics Co., Ltd........................  2,847,418   7,045,727
#   Chien Kuo Construction Co., Ltd.....................  1,874,706     522,724
#   Chilisin Electronics Corp...........................    940,481   2,028,900
#   Chime Ball Technology Co., Ltd......................    174,000     263,098
#   Chimei Materials Technology Corp....................  2,548,200   1,235,932
    Chin-Poon Industrial Co., Ltd.......................  2,413,617   5,300,546
    China Airlines, Ltd................................. 21,998,057   6,467,702
    China Bills Finance Corp............................    812,000     309,155
#   China Chemical & Pharmaceutical Co., Ltd............  1,992,000   1,136,147
#   China Development Financial Holding Corp............ 50,457,157  12,285,316
#   China Ecotek Corp...................................    167,000     253,003
#*  China Electric Manufacturing Corp...................  1,821,220     450,210
    China General Plastics Corp.........................  2,896,446   1,494,776
    China Glaze Co., Ltd................................    751,162     261,139
    China Life Insurance Co., Ltd....................... 14,926,194  12,347,501
#*  China Man-Made Fiber Corp...........................  7,888,662   1,924,418
#   China Metal Products................................  2,087,405   2,149,310
#   China Motor Corp....................................  3,797,716   2,876,541
#*  China Petrochemical Development Corp................ 19,711,325   4,685,058
#   China Steel Chemical Corp...........................    688,998   2,267,019
#   China Steel Corp.................................... 30,107,440  20,827,786
#   China Steel Structure Co., Ltd......................    660,000     448,189
    China Synthetic Rubber Corp.........................  3,667,541   2,660,988
*   China United Trust & Investment Corp................     50,053          --
#   China Wire & Cable Co., Ltd.........................    742,400     303,851
#*  Chinese Gamer International Corp....................    150,000     171,603
#   Chinese Maritime Transport, Ltd.....................    793,460     564,139
#   Chipbond Technology Corp............................  4,631,000   6,334,578
#   ChipMOS TECHNOLOGIES, Inc...........................    592,216     614,056
#   Chlitina Holding, Ltd...............................    222,000   1,289,558
    Chong Hong Construction Co., Ltd....................  1,144,739   2,076,743
#   Chroma ATE, Inc.....................................  1,349,705   3,404,106
#   Chun YU Works & Co., Ltd............................  1,435,000     642,263
#   Chun Yuan Steel.....................................  2,425,177     778,697

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- -----------
TAIWAN -- (Continued)
*   Chung Hung Steel Corp.............................  5,817,926 $ 1,039,168
#   Chung Hwa Pulp Corp...............................  3,149,308     902,115
    Chung-Hsin Electric & Machinery Manufacturing
      Corp............................................  2,946,500   1,704,278
#   Chunghwa Chemical Synthesis & Biotech Co., Ltd....    212,000     200,909
*   Chunghwa Picture Tubes, Ltd....................... 15,894,759     499,356
    Chunghwa Precision Test Tech Co., Ltd.............     30,000     713,777
    Chunghwa Telecom Co., Ltd.........................  4,855,000  17,349,424
    Chunghwa Telecom Co., Ltd. Sponsored ADR..........    410,179  14,819,767
#   Chyang Sheng Dyeing & Finishing Co., Ltd..........    667,000     369,347
    Cleanaway Co., Ltd................................    437,000   2,378,920
#   Clevo Co..........................................  2,703,482   2,444,815
*   CMC Magnetics Corp................................ 15,960,032   1,964,305
#*  CoAsia Microelectronics Corp......................    783,400     472,610
#   Coland Holdings, Ltd..............................    113,000     158,583
#   Collins Co., Ltd..................................    316,060     111,932
    Compal Electronics, Inc........................... 26,163,560  16,439,712
#   Compeq Manufacturing Co., Ltd.....................  9,727,000   5,097,320
*   Concord Securities Co., Ltd.......................  2,948,000     634,455
#*  Continental Holdings Corp.........................  3,524,250   1,186,089
#   Coretronic Corp...................................  4,596,250   4,340,736
#   Cowealth Medical Holding Co., Ltd.................    102,319     228,457
#   Coxon Precise Industrial Co., Ltd.................  1,134,000   1,344,882
#   Creative Sensor, Inc..............................    479,000     283,735
    Crystalwise Technology, Inc.......................    266,585      63,556
#   CSBC Corp. Taiwan.................................  3,446,150   1,591,974
    CTBC Financial Holding Co., Ltd................... 54,478,714  30,077,465
#   CTCI Corp.........................................  2,464,896   3,477,811
#   Cub Elecparts, Inc................................    267,162   3,239,581
#   CviLux Corp.......................................    592,672     470,198
#   Cyberlink Corp....................................    502,504   1,109,845
#   CyberPower Systems, Inc...........................    235,000     832,756
#   CyberTAN Technology, Inc..........................  1,844,873   1,196,211
    Cypress Technology Co., Ltd.......................      7,000      32,044
#   D-Link Corp.......................................  5,576,758   2,134,095
#   DA CIN Construction Co., Ltd......................  1,034,809     525,427
#   Da-Li Development Co., Ltd........................    678,012     514,885
    Dafeng TV, Ltd....................................    290,320     352,987
#*  Danen Technology Corp.............................  3,341,000     833,014
    Darfon Electronics Corp...........................  1,931,700   1,091,792
#   Darwin Precisions Corp............................  3,590,304   1,559,309
#   Davicom Semiconductor, Inc........................    170,392     123,397
#   De Licacy Industrial Co., Ltd.....................    290,224     276,013
#   Delpha Construction Co., Ltd......................  1,371,754     618,966
    Delta Electronics, Inc............................  4,677,028  24,669,718
#   Depo Auto Parts Ind Co., Ltd......................    743,634   2,482,521
#   DFI, Inc..........................................    400,571     634,341
#   Dimerco Express Corp..............................    522,000     287,473
#   Dynacolor, Inc....................................    267,000     378,553
#*  Dynamic Electronics Co., Ltd......................  1,760,583     510,670
#   Dynapack International Technology Corp............    921,000   1,279,220
#*  E Ink Holdings, Inc...............................  7,365,000   4,371,700
#   E-Lead Electronic Co., Ltd........................    664,846     663,804
#   E-Life Mall Corp..................................    335,000     617,152

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
*   E-Ton Solar Tech Co., Ltd...........................  2,358,168 $   853,451
    E.Sun Financial Holding Co., Ltd.................... 32,365,286  18,075,345
*   Eastern Media International Corp....................  2,973,270     532,154
#   Eclat Textile Co., Ltd..............................    797,842   8,943,138
#   Edimax Technology Co., Ltd..........................  1,445,423     452,685
#   Edison Opto Corp....................................    893,000     417,515
#   Edom Technology Co., Ltd............................    903,671     529,340
#   eGalax_eMPIA Technology, Inc........................    462,934     738,356
#   Elan Microelectronics Corp..........................  1,865,323   2,214,029
#   Elite Advanced Laser Corp...........................  1,075,440   4,271,989
#   Elite Material Co., Ltd.............................  2,253,839   5,122,899
#   Elite Semiconductor Memory Technology, Inc..........  1,977,390   1,825,094
#   Elitegroup Computer Systems Co., Ltd................  2,847,028   1,464,513
#   eMemory Technology, Inc.............................    396,000   3,986,528
#*  Emerging Display Technologies Corp..................    700,000     243,880
    ENG Electric Co., Ltd...............................  1,061,945     553,347
#   Ennoconn Corp.......................................    155,487   2,331,637
#   EnTie Commercial Bank Co., Ltd......................  2,193,166     951,948
*   Episil Holdings, Inc................................    939,500     346,577
#   Epistar Corp........................................  8,467,261   6,544,365
    Eslite Spectrum Corp. (The).........................     11,550      65,943
#   Eson Precision Ind. Co., Ltd........................    529,000     636,198
#   Eternal Materials Co., Ltd..........................  4,082,051   4,252,464
#   Etron Technology, Inc...............................  2,845,000   1,183,970
*   Eva Airways Corp.................................... 13,834,631   6,585,449
#   Everest Textile Co., Ltd............................  1,983,064     967,735
    Evergreen International Storage & Transport Corp....  3,926,000   1,619,265
    Evergreen Marine Corp. Taiwan, Ltd.................. 10,398,306   4,028,167
#   Everlight Chemical Industrial Corp..................  2,514,756   1,612,997
#   Everlight Electronics Co., Ltd......................  3,106,570   5,056,869
#*  Everspring Industry Co., Ltd........................    440,000     277,751
#   Excelsior Medical Co., Ltd..........................    708,581   1,135,334
#   Far Eastern Department Stores, Ltd..................  7,822,000   4,477,017
#   Far Eastern International Bank...................... 14,909,520   4,350,501
    Far Eastern New Century Corp........................ 11,905,705   9,303,820
    Far EasTone Telecommunications Co., Ltd.............  6,572,000  15,109,644
#   Faraday Technology Corp.............................  1,273,893   1,495,103
#*  Farglory F T Z Investment Holding Co., Ltd..........    614,000     263,693
#   Farglory Land Development Co., Ltd..................  3,706,105   3,992,697
#   Federal Corp........................................  3,224,528   1,430,270
#   Feedback Technology Corp............................    346,000     567,430
    Feng Hsin Steel Co., Ltd............................  2,464,131   3,246,712
#   Feng TAY Enterprise Co., Ltd........................  1,679,292   7,588,365
    Fine Blanking & Tool Co., Ltd.......................     35,000      43,247
#   Firich Enterprises Co., Ltd.........................     41,250      83,454
*   First Copper Technology Co., Ltd....................  1,044,000     218,351
#   First Financial Holding Co., Ltd.................... 38,841,292  21,555,357
#   First Hotel.........................................    963,438     551,133
*   First Insurance Co., Ltd, (The).....................  1,616,640     595,569
#   First Steamship Co., Ltd............................  2,652,838     669,213
#   FLEXium Interconnect, Inc...........................  2,557,181   6,828,730
#   Flytech Technology Co., Ltd.........................    652,070   2,199,140
#   FocalTech Systems Co., Ltd..........................  1,394,174   1,273,455

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
#   Formosa Advanced Technologies Co., Ltd..............  1,288,000 $   902,089
#   Formosa Chemicals & Fibre Corp......................  6,707,198  17,478,589
#   Formosa International Hotels Corp...................    343,975   2,027,462
#   Formosa Laboratories, Inc...........................    264,178     844,917
#   Formosa Oilseed Processing Co., Ltd.................    421,891     676,714
#   Formosa Optical Technology Co., Ltd.................    193,000     454,111
    Formosa Petrochemical Corp..........................  2,515,000   7,155,665
#   Formosa Plastics Corp...............................  7,135,770  17,412,426
    Formosa Taffeta Co., Ltd............................  3,853,460   3,655,136
    Formosan Rubber Group, Inc..........................  3,554,000   1,703,953
#   Formosan Union Chemical.............................  1,751,401     974,500
#   Fortune Electric Co., Ltd...........................    724,304     349,842
#   Founding Construction & Development Co., Ltd........  1,340,882     684,331
    Foxconn Technology Co., Ltd.........................  4,269,546  10,361,037
    Foxlink Image Technology Co., Ltd...................    771,000     360,122
#   Foxsemicon Integrated Technology, Inc...............     68,000     174,521
    Froch Enterprise Co., Ltd...........................  1,199,384     379,809
    FSP Technology, Inc.................................  1,049,619     809,900
    Fubon Financial Holding Co., Ltd.................... 19,197,387  23,889,632
#   Fulgent Sun International Holding Co., Ltd..........    233,000     478,317
#   Fullerton Technology Co., Ltd.......................    637,670     462,318
#   Fulltech Fiber Glass Corp...........................  2,623,540   1,104,679
#   Fwusow Industry Co., Ltd............................    865,638     414,823
#   G Shank Enterprise Co., Ltd.........................    884,510     662,570
#*  G Tech Optoelectronics Corp.........................  1,759,000     689,826
#   Gallant Precision Machining Co., Ltd................  1,248,000     695,905
#   Gamania Digital Entertainment Co., Ltd..............    572,000     618,798
#   Gemtek Technology Corp..............................  2,526,574   1,417,737
#   General Interface Solution Holding, Ltd.............    159,000     416,629
#   General Plastic Industrial Co., Ltd.................    220,684     318,092
#   Generalplus Technology, Inc.........................     67,000      90,034
#*  Genesis Photonics, Inc..............................  2,381,418     385,683
    Genesys Logic, Inc..................................     41,000      52,679
#*  Genius Electronic Optical Co., Ltd..................    771,810   1,398,553
#*  Genmont Biotech, Inc................................    105,314      74,997
#   GeoVision, Inc......................................    386,623     763,817
    Getac Technology Corp...............................  3,740,281   2,819,729
#   Giant Manufacturing Co., Ltd........................  1,041,363   7,031,299
#   Giantplus Technology Co., Ltd.......................  1,937,000   1,234,006
#   Giga Solution Tech Co., Ltd.........................    985,044     727,546
    Gigabyte Technology Co., Ltd........................  4,384,750   5,570,851
#   Gigasolar Materials Corp............................    180,820   2,605,687
#*  Gigastorage Corp....................................  3,473,728   2,508,343
#   Ginko International Co., Ltd........................    194,000   2,006,113
#*  Gintech Energy Corp.................................  4,065,109   2,995,616
#*  Global Brands Manufacture, Ltd......................  2,132,973     569,078
#   Global Lighting Technologies, Inc...................    721,000   2,041,753
    Global Mixed Mode Technology, Inc...................    534,000   1,092,439
    Global Unichip Corp.................................    598,000   1,438,528
#   Globalwafers Co., Ltd...............................    273,779     561,268
#   Globe Union Industrial Corp.........................  1,435,820     628,331
#   Gloria Material Technology Corp.....................  4,316,885   2,187,062
#   Glory Science Co., Ltd..............................    371,866     668,862

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
TAIWAN -- (Continued)
#*  Gold Circuit Electronics, Ltd......................  4,013,747 $  1,430,295
#   Goldsun Building Materials Co., Ltd................  9,169,672    2,337,536
#   Good Will Instrument Co., Ltd......................    213,660      124,917
    Gourmet Master Co., Ltd............................    384,000    4,108,273
#   Grand Ocean Retail Group, Ltd......................    222,000      175,873
#   Grand Pacific Petrochemical........................  8,637,000    4,553,303
#   Grand Plastic Technology Corp......................    121,000      776,807
#   Grape King Bio, Ltd................................    758,000    5,087,541
#   Great China Metal Industry.........................    920,000      723,497
#   Great Taipei Gas Co., Ltd..........................  1,435,000    1,049,756
#   Great Wall Enterprise Co., Ltd.....................  4,403,797    3,735,784
#   Greatek Electronics, Inc...........................    674,000      827,949
#*  Green Energy Technology, Inc.......................  2,395,640    1,420,207
#   Green Seal Holding, Ltd............................    190,000      876,810
#*  GTM Holdings Corp..................................    929,000      445,544
#   Gudeng Precision Industrial Co., Ltd...............    136,300      137,872
#   Hakers Enterprise Co., Ltd.........................    105,000      224,904
#   Hannstar Board Corp................................  2,205,875      715,920
#*  HannStar Display Corp.............................. 23,727,323    4,015,729
*   HannsTouch Solution, Inc...........................  4,246,391      872,787
#   Hanpin Electron Co., Ltd...........................    149,000      251,344
#   Harvatek Corp......................................  1,163,839      363,683
    Hermes Microvision, Inc............................     80,000    3,409,488
#   Hey Song Corp......................................  1,787,500    1,828,166
    Hi-Clearance, Inc..................................    139,000      405,432
#   Highwealth Construction Corp.......................  5,321,130    8,120,792
#   Hiroca Holdings, Ltd...............................    491,221    1,780,773
#   HiTi Digital, Inc..................................    900,975      413,244
#   Hitron Technology, Inc.............................  2,130,300    1,437,997
#   Hiwin Technologies Corp............................  1,236,192    6,067,716
    Hiyes International Co., Ltd.......................      2,260        1,664
#*  Ho Tung Chemical Corp..............................  5,882,172    1,373,945
#   Hocheng Corp.......................................  1,933,300      467,453
    Hold-Key Electric Wire & Cable Co., Ltd............    266,901       68,276
#   Holiday Entertainment Co., Ltd.....................    407,400      639,944
#   Holtek Semiconductor, Inc..........................  1,333,000    2,219,655
#   Holy Stone Enterprise Co., Ltd.....................  1,460,822    1,609,964
#   Hon Hai Precision Industry Co., Ltd................ 50,864,095  140,364,816
#   Hong Ho Precision Textile Co., Ltd.................    207,000      121,623
#   Hong TAI Electric Industrial.......................  1,327,000      345,370
#   Hong YI Fiber Industry Co..........................    692,680      435,847
#*  Horizon Securities Co., Ltd........................  3,249,000      626,509
#   Hota Industrial Manufacturing Co., Ltd.............  1,178,449    5,368,352
#   Hotai Motor Co., Ltd...............................    757,000    7,605,507
*   Howarm United Industries Co., Ltd..................    115,310        9,109
#   Hsin Kuang Steel Co., Ltd..........................  1,642,783      832,107
#   Hsin Yung Chien Co., Ltd...........................    240,100      602,413
    Hsing TA Cement Co.................................    324,900      103,263
#   HTC Corp...........................................  3,669,619   10,943,782
#   Hu Lane Associate, Inc.............................    578,688    2,591,712
*   HUA ENG Wire & Cable Co., Ltd......................  2,557,000      552,303
    Hua Nan Financial Holdings Co., Ltd................ 24,094,389   13,151,534
#   Huaku Development Co., Ltd.........................  1,998,400    3,339,427

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
#   Huang Hsiang Construction Corp......................    986,735 $ 1,068,152
#   Hung Ching Development & Construction Co., Ltd......    811,000     441,612
    Hung Poo Real Estate Development Corp...............  2,056,554   1,725,096
#   Hung Sheng Construction, Ltd........................  3,735,900   1,932,069
#   Huxen Corp..........................................    239,072     311,290
#   Hwa Fong Rubber Co., Ltd............................  1,877,561     709,136
*   Hwacom Systems, Inc.................................    221,000      68,920
*   I-Chiun Precision Industry Co., Ltd.................  1,243,211     360,243
#   I-Sheng Electric Wire & Cable Co., Ltd..............    647,000     791,592
#   Ibase Technology, Inc...............................    856,643   1,722,361
#*  Ichia Technologies, Inc.............................  2,714,255   1,269,261
#   Ideal Bike Corp.....................................    459,553     178,821
    IEI Integration Corp................................    270,950     346,423
#   Infortrend Technology, Inc..........................  1,554,866     791,923
#   Innodisk Corp.......................................     55,000     179,848
#   Innolux Corp........................................ 70,497,151  26,111,060
#*  Inotera Memories, Inc............................... 14,961,528  12,221,340
#   Inpaq Technology Co., Ltd...........................    360,000     246,455
#   Intai Technology Corp...............................    182,000   1,009,374
    Integrated Service Technology, Inc..................     29,000     109,770
#   International Games System Co., Ltd.................    130,000     992,587
#   Inventec Corp....................................... 12,797,276   9,946,681
#   Iron Force Industrial Co., Ltd......................    153,682   1,063,518
#   ITE Technology, Inc.................................    970,646     904,718
#   ITEQ Corp...........................................  1,978,611   2,108,358
*   J Touch Corp........................................     22,100       2,091
    Jarllytec Co., Ltd..................................     26,000      52,902
#   Jentech Precision Industrial Co., Ltd...............    407,156     614,554
#   Jess-Link Products Co., Ltd.........................  1,070,600     914,268
    Jih Sun Financial Holdings Co., Ltd.................  7,111,966   1,569,349
    Jinli Group Holdings, Ltd...........................    100,000     197,664
#   Johnson Health Tech Co., Ltd........................    392,247     577,277
#   K Laser Technology, Inc.............................  1,007,459     461,236
    Kang Na Hsiung Enterprise Co., Ltd..................    719,150     236,666
#   Kaori Heat Treatment Co., Ltd.......................    398,321     741,667
#   Kaulin Manufacturing Co., Ltd.......................    852,684     451,866
#   KD Holding Corp.....................................     97,000     552,080
#   KEE TAI Properties Co., Ltd.........................  3,251,101   1,304,175
    Kenda Rubber Industrial Co., Ltd....................  2,777,736   4,441,507
#   Kenmec Mechanical Engineering Co., Ltd..............  1,475,000     541,798
    Kerry TJ Logistics Co., Ltd.........................  1,314,000   1,766,685
#   Kindom Construction Corp............................  3,608,000   1,941,622
    King Chou Marine Technology Co., Ltd................     18,000      20,734
    King Core Electronics, Inc..........................     79,006      42,107
#   King Slide Works Co., Ltd...........................    266,450   3,237,696
    King Yuan Electronics Co., Ltd......................  9,556,032   9,140,814
    King's Town Bank Co., Ltd...........................  5,647,653   4,145,405
#   King's Town Construction Co., Ltd...................  1,025,690     609,597
#   Kingpak Technology, Inc.............................     65,784     531,574
#   Kinik Co............................................    755,000   1,297,211
#*  Kinko Optical Co., Ltd..............................  1,024,772     556,926
#*  Kinpo Electronics................................... 10,220,892   3,833,761
#   Kinsus Interconnect Technology Corp.................  1,973,476   4,264,772

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
#   KMC Kuei Meng International, Inc....................    202,144 $   751,878
#   KS Terminals, Inc...................................    806,290     968,377
#   Kung Long Batteries Industrial Co., Ltd.............    476,000   2,305,297
#*  Kung Sing Engineering Corp..........................  2,072,000     649,292
#   Kuo Toong International Co., Ltd....................  1,413,853   1,028,947
#   Kuoyang Construction Co., Ltd.......................  3,023,586   1,123,656
#   Kwong Fong Industries Corp..........................  1,436,800     862,336
#   Kwong Lung Enterprise Co., Ltd......................     83,000     126,100
#   KYE Systems Corp....................................  1,942,107     547,263
#   L&K Engineering Co., Ltd............................  1,480,000   1,184,014
#   LAN FA Textile......................................  1,436,412     384,719
#   Land Mark Optoelectronics Corp......................     12,000     191,863
#   Lanner Electronics, Inc.............................    247,450     359,793
#   Largan Precision Co., Ltd...........................    266,234  28,622,304
    Laser Tek Taiwan Co., Ltd...........................     95,144      64,042
#*  LCY Chemical Corp...................................  2,799,495   3,415,397
#   Leader Electronics, Inc.............................    872,886     261,668
#   Leadtrend Technology Corp...........................    166,926     159,613
#   Lealea Enterprise Co., Ltd..........................  5,636,965   1,499,646
    Ledlink Optics, Inc.................................     85,627     108,355
#   Ledtech Electronics Corp............................    573,095     219,340
    LEE CHI Enterprises Co., Ltd........................  1,378,000     469,021
#   Lelon Electronics Corp..............................    807,765   1,046,514
#   Leofoo Development Co., Ltd.........................  2,075,614     591,103
#*  LES Enphants Co., Ltd...............................  1,127,479     479,398
#   Lextar Electronics Corp.............................  3,207,000   1,641,117
#   Li Cheng Enterprise Co., Ltd........................     33,000     165,874
#*  Li Peng Enterprise Co., Ltd.........................  4,586,060   1,135,032
#   Lian HWA Food Corp..................................    508,802     508,229
#   Lien Hwa Industrial Corp............................  4,143,521   2,767,053
#   Lingsen Precision Industries, Ltd...................  2,772,490     873,470
#   Lite-On Semiconductor Corp..........................  1,657,887   1,118,338
#   Lite-On Technology Corp............................. 10,036,330  15,051,613
#   LIWANLI Innovation Co., Ltd.........................    342,000     216,515
#   Long Bon International Co., Ltd.....................  2,410,875   1,205,230
#   Long Chen Paper Co., Ltd............................  4,480,320   2,225,472
#   Longwell Co.........................................    995,000   1,059,147
#   Lotes Co., Ltd......................................    558,920   1,464,571
#   Lucky Cement Corp...................................  1,549,000     455,163
#   Lumax International Corp., Ltd......................    565,140     812,981
#   Lung Yen Life Service Corp..........................    514,000     934,226
#   LuxNet Corp.........................................    674,484     974,793
#   Macauto Industrial Co., Ltd.........................    148,000     801,877
#   Macroblock, Inc.....................................    233,000     527,333
#*  Macronix International.............................. 28,701,994   3,677,135
#*  MacroWell OMG Digital Entertainment Co., Ltd........     89,000     145,639
#   Mag Layers Scientific-Technics Co., Ltd.............    298,233     417,637
#   Makalot Industrial Co., Ltd.........................  1,050,680   5,436,588
#   Marketech International Corp........................    998,000     892,187
#   Masterlink Securities Corp..........................  8,051,776   2,312,797
#   Materials Analysis Technology, Inc..................     90,000     247,756
#*  Mayer Steel Pipe Corp...............................    876,905     347,491
#   Maywufa Co., Ltd....................................    178,462      74,127

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
#   MediaTek, Inc.......................................  3,292,823 $25,140,749
#   Mega Financial Holding Co., Ltd..................... 27,508,220  21,571,889
#   Meiloon Industrial Co...............................    530,721     231,193
    Mercuries & Associates Holding, Ltd.................  2,579,125   1,549,232
#   Mercuries Life Insurance Co., Ltd...................  4,649,478   2,361,965
#   Merida Industry Co., Ltd............................    963,588   4,464,083
#   Merry Electronics Co., Ltd..........................  1,203,594   3,439,787
#   Micro-Star International Co., Ltd...................  5,397,465  11,778,676
*   Microbio Co., Ltd...................................  2,024,358   1,655,165
*   Microelectronics Technology, Inc....................    659,448     230,609
#   Microlife Corp......................................    245,100     615,286
    Mildef Crete, Inc...................................     38,000      40,882
#   MIN AIK Technology Co., Ltd.........................  1,220,562   1,565,657
#   Mirle Automation Corp...............................  1,106,169   1,373,358
#   Mitac Holdings Corp.................................  4,534,568   3,937,280
#   Mobiletron Electronics Co., Ltd.....................    399,000     549,439
#   momo.com, Inc.......................................     16,000     109,290
*   Mosel Vitelic, Inc..................................  2,329,758     165,625
#*  Motech Industries, Inc..............................  3,587,000   3,739,489
#   MPI Corp............................................    495,000   1,360,507
#   Nak Sealing Technologies Corp.......................    344,549     917,775
#   Namchow Chemical Industrial Co., Ltd................  1,196,000   2,606,486
#   Nan Kang Rubber Tire Co., Ltd.......................  2,313,197   2,048,640
#   Nan Liu Enterprise Co., Ltd.........................    135,000     664,681
    Nan Ren Lake Leisure Amusement Co., Ltd.............  1,231,000     307,990
#   Nan Ya Plastics Corp................................  9,522,584  18,040,131
#   Nan Ya Printed Circuit Board Corp...................  1,987,211   1,756,512
#   Nantex Industry Co., Ltd............................  1,654,203   1,416,079
    Nanya Technology Corp...............................  1,806,751   2,137,140
#   National Petroleum Co., Ltd.........................    651,000     737,353
#   Neo Solar Power Corp................................  7,750,947   3,975,348
#   Netronix, Inc.......................................    370,000     909,010
    New Asia Construction & Development Corp............    873,423     182,247
#   New Era Electronics Co., Ltd........................    512,000     379,053
#*  Newmax Technology Co., Ltd..........................    649,916     461,996
#   Nexcom International Co., Ltd.......................    496,267     464,421
#   Nichidenbo Corp.....................................    752,498     533,060
    Nien Hsing Textile Co., Ltd.........................  1,859,093   1,398,454
    Nien Made Enterprise Co., Ltd.......................     40,000     417,601
#   Nishoku Technology, Inc.............................    136,000     224,003
#   Novatek Microelectronics Corp.......................  3,489,000  12,260,442
#   Nuvoton Technology Corp.............................    529,000     609,409
#*  O-TA Precision Industry Co., Ltd....................    103,000      45,063
#*  OBI Pharma, Inc.....................................     60,000     927,138
#*  Ocean Plastics Co., Ltd.............................  1,000,000     830,313
    On-Bright Electronics, Inc..........................     24,000     187,996
    Oneness Biotech Co., Ltd............................     20,706      26,790
*   Optimax Technology Corp.............................    204,366      25,683
#   OptoTech Corp.......................................  3,964,713   1,561,893
    Orient Europharma Co., Ltd..........................     52,000     106,173
#*  Orient Semiconductor Electronics, Ltd...............  4,383,000   1,933,823
#   Oriental Union Chemical Corp........................  3,715,819   2,282,478
#   P-Duke Technology Co., Ltd..........................    206,000     435,103

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
    P-Two Industries, Inc...............................     82,000 $    38,709
#   Pacific Construction Co.............................  1,133,276     413,660
#   Pacific Hospital Supply Co., Ltd....................    374,000   1,196,403
#   Paiho Shih Holdings Corp............................    539,000     587,849
#   Pan Jit International, Inc..........................  2,621,860   1,313,423
#   Pan-International Industrial Corp...................  3,238,854   1,576,081
#   Parade Technologies, Ltd............................    350,805   3,116,785
#   Paragon Technologies Co., Ltd.......................    530,626     387,737
#   PChome Online, Inc..................................    452,609   5,090,359
#   Pegatron Corp....................................... 11,565,293  28,469,546
#   Pharmally International Holding Co., Ltd............     24,000     367,272
#   Phihong Technology Co., Ltd.........................  1,912,048     668,558
#   Phison Electronics Corp.............................    657,000   5,451,357
#   Phoenix Tours International, Inc....................    266,700     331,485
#   Pixart Imaging, Inc.................................    534,000   1,244,203
#   Polytronics Technology Corp.........................    367,408     642,358
#   Portwell, Inc.......................................    686,000   1,165,841
#   Posiflex Technology, Inc............................    294,413   1,566,931
    Pou Chen Corp....................................... 10,231,005  13,965,423
#   Power Quotient International Co., Ltd...............  1,211,400     389,598
    Powertech Industrial Co., Ltd.......................    308,000     126,633
    Powertech Technology, Inc...........................  4,772,580  12,146,564
#   Poya International Co., Ltd.........................    314,085   3,876,516
#   President Chain Store Corp..........................  1,939,728  15,759,637
#   President Securities Corp...........................  5,559,443   2,099,119
    Primax Electronics, Ltd.............................  1,437,000   1,973,104
#*  Prime Electronics & Satellitics, Inc................    834,511     269,144
#   Prince Housing & Development Corp...................  7,835,140   2,604,057
#*  Princeton Technology Corp...........................  1,205,000     332,173
*   Prodisc Technology, Inc.............................    603,000          --
#   Promate Electronic Co., Ltd.........................    932,000     928,211
#   Promise Technology, Inc.............................  1,329,538     713,706
*   Protop Technology Co., Ltd..........................    148,000          --
    Qisda Corp.......................................... 14,115,525   5,114,889
#   Qualipoly Chemical Corp.............................    697,232     822,292
#   Quanta Computer, Inc................................  7,213,436  14,690,613
#   Quanta Storage, Inc.................................  1,501,000   1,178,144
*   Quintain Steel Co., Ltd.............................  1,785,050     449,597
#   Radiant Opto-Electronics Corp.......................  2,921,692   4,692,273
#   Radium Life Tech Co., Ltd...........................  5,179,861   1,641,766
#   Ralec Electronic Corp...............................    326,914     469,538
    Realtek Semiconductor Corp..........................  1,569,861   5,693,227
#   Rechi Precision Co., Ltd............................  1,878,292   1,619,496
#*  Rexon Industrial Corp., Ltd.........................     51,559      24,561
#   Rich Development Co., Ltd...........................  4,471,769   1,228,079
#*  Ritek Corp.......................................... 22,024,268   2,745,599
#   Rotam Global Agrosciences, Ltd......................    714,217     973,749
#*  Ruentex Development Co., Ltd........................  3,323,539   3,987,186
#   Ruentex Engineering & Construction Co...............    279,000     343,326
#   Ruentex Industries, Ltd.............................  2,034,824   3,254,883
#   Run Long Construction Co., Ltd......................    817,352     953,143
#*  Sagittarius Life Science Corp.......................     46,000     273,537
    Sampo Corp..........................................  3,890,119   1,968,882

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
#   San Fang Chemical Industry Co., Ltd.................  1,090,659 $ 1,289,224
#*  San Far Property, Ltd...............................    339,750     144,062
#   San Shing Fastech Corp..............................    496,622     941,190
#*  Sanyang Motor Co., Ltd..............................  3,389,802   2,305,717
    Scan-D Corp.........................................     10,000      13,794
#   SCI Pharmtech, Inc..................................    497,312   1,347,288
#   Scientech Corp......................................    319,000     682,966
#   ScinoPharm Taiwan, Ltd..............................    509,168     710,510
#   SDI Corp............................................  1,103,000   1,402,470
#   Sea Sonic Electronics Co., Ltd......................    202,000     212,779
#   Senao International Co., Ltd........................    452,547     808,838
#   Senao Networks, Inc.................................    175,000     957,410
#   Sercomm Corp........................................  1,852,000   4,012,122
#   Sesoda Corp.........................................  1,351,637   1,114,626
    Shan-Loong Transportation Co., Ltd..................    150,247     112,247
    Sheng Yu Steel Co., Ltd.............................    699,000     483,849
    ShenMao Technology, Inc.............................    588,450     452,182
#   Shih Her Technologies, Inc..........................    323,000     328,066
    Shih Wei Navigation Co., Ltd........................  1,445,723     450,746
    Shihlin Electric & Engineering Corp.................  1,546,787   1,945,466
*   Shihlin Paper Corp..................................    340,000     347,233
    Shin Hai Gas Corp...................................      7,964      10,381
#   Shin Kong Financial Holding Co., Ltd................ 42,188,396   8,580,798
    Shin Shin Natural Gas Co............................      9,480       9,355
#   Shin Zu Shing Co., Ltd..............................  1,128,245   3,826,111
    Shinih Enterprise Co., Ltd..........................    119,000      73,571
#*  Shining Building Business Co., Ltd..................  2,596,456     883,844
#   Shinkong Insurance Co., Ltd.........................  1,599,784   1,180,544
    Shinkong Synthetic Fibers Corp...................... 10,457,844   2,808,693
    Shinkong Textile Co., Ltd...........................    867,169   1,195,361
#   Shiny Chemical Industrial Co., Ltd..................    327,717     449,820
    ShunSin Technology Holding, Ltd.....................     31,000      95,185
#*  Shuttle, Inc........................................  2,650,000     732,558
#   Sigurd Microelectronics Corp........................  2,975,877   2,151,342
#   Silergy Corp........................................     80,000   1,034,760
#*  Silicon Integrated Systems Corp.....................  3,470,233     731,602
    Siliconware Precision Industries Co., Ltd...........  3,412,101   5,136,048
    Siliconware Precision Industries Co., Ltd.
      Sponsored ADR.....................................    147,242   1,095,480
#   Silitech Technology Corp............................    849,117     428,901
#   Simplo Technology Co., Ltd..........................  1,603,800   5,668,220
#   Sinbon Electronics Co., Ltd.........................  1,396,447   3,333,596
    Sincere Navigation Corp.............................  2,441,370   1,507,009
    Single Well Industrial Corp.........................     54,000      71,398
#   Sinher Technology, Inc..............................    181,000     307,708
#   Sinmag Equipment Corp...............................    290,130   1,096,647
#*  Sino-American Electronic Co., Ltd...................    107,500     292,208
#   Sino-American Silicon Products, Inc.................  4,692,000   5,125,016
#   Sinon Corp..........................................  2,542,740   1,127,459
#   SinoPac Financial Holdings Co., Ltd................. 34,252,357  11,066,511
#   Sinphar Pharmaceutical Co., Ltd.....................    774,526     670,539
#   Sinyi Realty, Inc...................................  1,328,933   1,188,916
#   Sirtec International Co., Ltd.......................    952,000   1,149,705
    Sitronix Technology Corp............................    985,774   3,276,313

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
#   Siward Crystal Technology Co., Ltd..................  1,264,705 $   734,375
#   Soft-World International Corp.......................    683,000   1,543,809
*   Solar Applied Materials Technology Co...............  2,458,084     673,754
#   Solartech Energy Corp...............................  2,987,062   1,629,896
    Solteam Electronics Co., Ltd........................     17,000      23,147
#   Sonix Technology Co., Ltd...........................    825,000     910,595
    Southeast Cement Co., Ltd...........................  1,181,000     566,128
#   Spirox Corp.........................................    581,145     310,908
#   Sporton International, Inc..........................    398,319   2,235,358
#   St Shine Optical Co., Ltd...........................    309,000   7,480,964
#   Standard Chemical & Pharmaceutical Co., Ltd.........    644,040     697,109
#   Standard Foods Corp.................................  1,370,041   3,407,250
#   Stark Technology, Inc...............................    772,400     601,435
*   Sunko INK Co., Ltd..................................     40,000      18,984
#   Sunonwealth Electric Machine Industry Co., Ltd......  1,219,001   1,024,159
#   Sunplus Technology Co., Ltd.........................  3,488,153   1,401,287
    Sunrex Technology Corp..............................  1,922,493   1,029,122
#   Sunspring Metal Corp................................    899,000   1,226,232
#   Supreme Electronics Co., Ltd........................  2,416,857   1,324,275
#   Swancor Ind Co., Ltd................................    547,061   2,035,476
#   Sweeten Real Estate Development Co., Ltd............    859,827     429,575
#   Syncmold Enterprise Corp............................    844,000   1,378,339
#   Synmosa Biopharma Corp..............................     86,905      94,733
    Synnex Technology International Corp................  5,891,745   6,961,002
#   Sysage Technology Co., Ltd..........................    509,234     420,228
*   Sysgration..........................................     48,000      22,550
#   Systex Corp.........................................    364,293     598,612
    T-Mac Techvest PCB Co., Ltd.........................    568,000     183,523
#   TA Chen Stainless Pipe..............................  5,003,329   2,635,353
#   Ta Chong Securities Co., Ltd........................  1,484,000     398,939
#*  Ta Ya Electric Wire & Cable.........................  3,031,520     443,512
#   Ta Yih Industrial Co., Ltd..........................     87,000     213,914
#   TA-I Technology Co., Ltd............................  1,190,296     624,542
#   Tah Hsin Industrial Corp............................    456,300     347,519
    TAI Roun Products Co., Ltd..........................    263,000      86,490
#*  Tai Tung Communication Co., Ltd.....................    389,353     216,293
    Tai-Saw Technology Co., Ltd.........................     41,000      36,844
#   Taichung Commercial Bank Co., Ltd................... 15,444,660   4,473,500
    TaiDoc Technology Corp..............................    334,000   1,483,754
#   Taiflex Scientific Co., Ltd.........................  1,323,000   1,459,060
*   TaiMed Biologics, Inc...............................     57,000     388,714
#   Taimide Tech, Inc...................................    456,000     449,028
#   Tainan Enterprises Co., Ltd.........................    818,289     889,842
#   Tainan Spinning Co., Ltd............................  7,445,791   3,365,355
#   Tainergy Tech Co., Ltd..............................  1,983,000   1,036,067
#   Taishin Financial Holding Co., Ltd.................. 37,985,248  15,257,783
#*  Taisun Enterprise Co., Ltd..........................  1,926,578     815,151
#*  Taita Chemical Co., Ltd.............................  1,184,609     280,426
#   Taiwan Acceptance Corp..............................    834,000   1,856,107
*   Taiwan Business Bank................................ 19,866,012   5,239,423
#   Taiwan Cement Corp.................................. 16,240,350  17,263,572
#   Taiwan Chinsan Electronic Industrial Co., Ltd.......    549,000     839,860
#   Taiwan Cogeneration Corp............................  2,235,657   1,688,418

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
TAIWAN -- (Continued)
#   Taiwan Cooperative Financial Holding Co., Ltd...... 28,878,025 $ 13,535,165
#   Taiwan FamilyMart Co., Ltd.........................    169,000    1,120,149
    Taiwan Fertilizer Co., Ltd.........................  4,121,000    5,746,651
    Taiwan Fire & Marine Insurance Co., Ltd............  1,176,880      713,411
*   Taiwan Flourescent Lamp Co., Ltd...................    119,000           --
#   Taiwan FU Hsing Industrial Co., Ltd................    961,000    1,400,399
#*  Taiwan Glass Industry Corp.........................  5,047,895    2,137,112
#   Taiwan Hon Chuan Enterprise Co., Ltd...............  2,171,545    3,157,219
#   Taiwan Hopax Chemicals Manufacturing Co., Ltd......  1,287,000      810,250
*   Taiwan Kolin Co., Ltd..............................    508,000           --
#   Taiwan Land Development Corp.......................  7,346,942    2,441,989
#   Taiwan Line Tek Electronic.........................    567,071      307,639
    Taiwan Mask Corp...................................  1,011,050      273,615
    Taiwan Mobile Co., Ltd.............................  3,872,900   13,352,666
    Taiwan Navigation Co., Ltd.........................  1,195,720      464,805
#   Taiwan Paiho, Ltd..................................  2,126,152    6,536,570
#   Taiwan PCB Techvest Co., Ltd.......................  2,171,816    2,009,085
#*  Taiwan Prosperity Chemical Corp....................  1,189,000      547,904
#*  Taiwan Pulp & Paper Corp...........................  2,314,260      775,866
#   Taiwan Sakura Corp.................................  1,600,304    1,651,120
#   Taiwan Sanyo Electric Co., Ltd.....................    424,650      327,600
#   Taiwan Secom Co., Ltd..............................  1,126,405    3,307,371
#   Taiwan Semiconductor Co., Ltd......................  2,058,000    2,490,050
    Taiwan Semiconductor Manufacturing Co., Ltd........ 41,147,652  222,266,760
    Taiwan Semiconductor Manufacturing Co., Ltd.
      Sponsored ADR....................................  5,629,686  156,392,677
    Taiwan Shin Kong Security Co., Ltd.................  1,202,561    1,571,426
#*  Taiwan Styrene Monomer.............................  4,197,404    2,224,068
    Taiwan Surface Mounting Technology Corp............  2,150,674    1,824,206
#   Taiwan TEA Corp....................................  5,746,896    2,856,271
#   Taiwan Union Technology Corp.......................  2,259,000    2,886,429
#   Taiyen Biotech Co., Ltd............................  1,138,910    1,099,617
#*  Tatung Co., Ltd.................................... 16,964,588    2,848,854
#   Te Chang Construction Co., Ltd.....................    486,003      355,674
    Teco Electric and Machinery Co., Ltd...............  9,954,000    8,823,123
    Tehmag Foods Corp..................................      4,000       22,956
#   Ten Ren Tea Co., Ltd...............................    180,170      209,187
#   Test Research, Inc.................................  1,332,370    1,762,789
    Test Rite International Co., Ltd...................  2,150,166    1,324,091
#*  Tex-Ray Industrial Co., Ltd........................    841,000      357,407
#   Thinking Electronic Industrial Co., Ltd............    618,058      996,895
#   Thye Ming Industrial Co., Ltd......................    939,992      919,840
#   Ton Yi Industrial Corp.............................  4,024,300    1,798,188
#   Tong Hsing Electronic Industries, Ltd..............  1,120,534    4,163,596
    Tong Yang Industry Co., Ltd........................  3,261,341    5,870,392
#   Tong-Tai Machine & Tool Co., Ltd...................  1,621,804    1,223,700
    TOPBI International Holdings, Ltd..................     46,000      204,973
    Topco Scientific Co., Ltd..........................    923,693    2,176,815
#   Topco Technologies Corp............................    196,000      345,883
#   Topoint Technology Co., Ltd........................  1,372,771      971,008
#   Toung Loong Textile Manufacturing..................    636,000    1,764,831
#   TPK Holding Co., Ltd...............................  2,747,000    5,260,338
#   Trade-Van Information Services Co..................    334,000      279,281
    Transasia Airways Corp.............................  1,825,155      358,154

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
    Transcend Information, Inc..........................    674,870 $ 2,027,165
    Tripod Technology Corp..............................  2,674,660   5,477,730
#   TrueLight Corp......................................    912,000   2,012,708
    Tsann Kuen Enterprise Co., Ltd......................    637,441     526,829
#   TSC Auto ID Technology Co., Ltd.....................    153,700   1,281,115
#   TSRC Corp...........................................  3,499,154   3,065,147
#   Ttet Union Corp.....................................    239,000     592,399
    TTFB Co., Ltd.......................................     55,000     379,050
#   TTY Biopharm Co., Ltd...............................    734,991   2,514,144
#   Tung Ho Steel Enterprise Corp.......................  6,079,645   3,477,569
    Tung Ho Textile Co., Ltd............................    284,000      56,250
#   Tung Thih Electronic Co., Ltd.......................    429,848   5,834,791
#   TURVO International Co., Ltd........................    441,464   1,165,334
#   TXC Corp............................................  2,239,762   3,035,512
#   TYC Brother Industrial Co., Ltd.....................  1,631,333   1,541,392
*   Tycoons Group Enterprise............................  2,870,121     346,198
#   Tyntek Corp.........................................  2,088,413     936,670
    U-Ming Marine Transport Corp........................  2,226,200   1,639,946
#   Uni-President Enterprises Corp...................... 16,202,734  33,114,276
    Unimicron Technology Corp........................... 11,507,563   4,911,051
#   Union Bank Of Taiwan................................  5,284,621   1,443,876
#   Union Insurance Co., Ltd............................    589,895     229,348
#   Unitech Computer Co., Ltd...........................    778,365     397,744
#   Unitech Printed Circuit Board Corp..................  4,186,921   1,304,326
#   United Integrated Services Co., Ltd.................  1,425,800   2,132,767
#   United Microelectronics Corp........................ 86,910,441  32,365,930
#   United Orthopedic Corp..............................    342,159     874,397
*   United Radiant Technology...........................    110,000     115,687
#   Unity Opto Technology Co., Ltd......................  2,111,276   1,159,917
#   Universal Cement Corp...............................  2,781,204   1,867,870
#   Universal Microwave Technology, Inc.................     97,000     179,114
#   Unizyx Holding Corp.................................  2,989,496   1,495,556
    UPC Technology Corp.................................  5,119,471   1,463,231
    USI Corp............................................  5,484,557   2,218,717
#   Usun Technology Co., Ltd............................    263,000     426,620
#   Vanguard International Semiconductor Corp...........  4,517,000   8,191,776
#   Ve Wong Corp........................................    692,524     472,971
#   Victory New Materials, Ltd. Co......................     86,000     153,942
#   Viking Tech Corp....................................    463,464     346,168
#   Visual Photonics Epitaxy Co., Ltd...................  1,781,966   2,234,565
#   Vivotek, Inc........................................    564,961   1,695,962
#   Voltronic Power Technology Corp.....................    102,000   1,625,423
#*  Wafer Works Corp....................................  3,625,889   1,111,457
    Wah Hong Industrial Corp............................    364,280     243,261
    Wah Lee Industrial Corp.............................  1,101,000   1,651,231
#*  Walsin Lihwa Corp................................... 26,156,307   7,547,205
#   Walsin Technology Corp..............................  3,424,204   3,651,651
    Walton Advanced Engineering, Inc....................  2,037,662     593,538
    Wan Hai Lines, Ltd..................................  4,580,026   2,369,748
#   WAN HWA Enterprise Co...............................    492,170     222,279
    Waterland Financial Holdings Co., Ltd...............  7,693,208   1,966,785
#*  Wei Chuan Foods Corp................................  2,162,000   1,359,195
*   Wei Mon Industry Co., Ltd...........................  2,514,674      26,586

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                      SHARES      VALUE++
                                                    ---------- --------------
TAIWAN -- (Continued)
#   Weikeng Industrial Co., Ltd....................  1,081,450 $      618,711
#   Well Shin Technology Co., Ltd..................    616,443      1,047,710
*   Wha Yu Industrial Co., Ltd.....................     59,000         29,913
#   Win Semiconductors Corp........................  3,924,741      7,205,133
*   Winbond Electronics Corp....................... 23,642,000      7,117,223
    Winstek Semiconductor Co., Ltd.................     40,000         29,732
*   Wintek Corp....................................  6,349,135         68,239
#   Wisdom Marine Lines Co., Ltd...................  2,162,415      2,283,428
#   Wistron Corp................................... 14,123,569     11,235,555
#   Wistron NeWeb Corp.............................  1,895,918      5,069,793
#   Wowprime Corp..................................    117,000        520,753
#   WPG Holdings, Ltd..............................  7,085,041      9,024,398
#   WT Microelectronics Co., Ltd...................  2,975,113      4,063,758
#   WUS Printed Circuit Co., Ltd...................  2,962,000      2,123,848
#   X-Legend Entertainment Co., Ltd................    133,011        235,158
#   XAC Automation Corp............................    756,000      1,299,806
    XinTec, Inc....................................     91,000         68,314
    XPEC Entertainment, Inc........................    235,000        759,677
#   Xxentria Technology Materials Corp.............    643,736      1,541,832
    Yageo Corp.....................................  3,113,270      5,308,110
*   Yang Ming Marine Transport Corp................ 12,697,157      2,910,765
    YC Co., Ltd....................................  2,476,703      1,063,139
    YC INOX Co., Ltd...............................  2,550,560      1,916,737
    YCC Parts Manufacturing Co., Ltd...............     51,000         73,562
#   Yea Shin International Development Co., Ltd....  1,157,704        497,155
#   Yeong Guan Energy Technology Group Co., Ltd....    456,774      2,414,693
#   YFY, Inc.......................................  8,944,997      2,663,437
#   Yi Jinn Industrial Co., Ltd....................  2,246,440        715,151
#   Yieh Phui Enterprise Co., Ltd..................  7,332,373      1,912,766
#   Yonyu Plastics Co., Ltd........................    573,050        595,824
#*  Young Fast Optoelectronics Co., Ltd............    880,137        356,207
#   Young Optics, Inc..............................    441,214        425,289
#   Youngtek Electronics Corp......................    828,569      1,323,233
    Yuanta Financial Holding Co., Ltd.............. 41,441,301     14,562,979
    Yufo Electronics Co., Ltd......................     21,400         10,927
    Yulon Motor Co., Ltd...........................  5,006,715      4,452,374
#   Yung Chi Paint & Varnish Manufacturing Co.,
      Ltd..........................................    362,350        861,266
#   Yungshin Construction & Development Co.,
      Ltd..........................................    409,200        335,753
    YungShin Global Holding Corp...................    816,400      1,192,426
    Yungtay Engineering Co., Ltd...................  2,526,000      3,533,372
#   Zeng Hsing Industrial Co., Ltd.................    369,974      1,698,616
    Zenitron Corp..................................  1,324,000        705,033
#   Zhen Ding Technology Holding, Ltd..............  2,545,150      5,234,129
#   Zig Sheng Industrial Co., Ltd..................  3,702,638      1,019,257
#   Zinwell Corp...................................  1,371,979      1,730,254
#   Zippy Technology Corp..........................    688,028        773,427
#   ZongTai Real Estate Development Co., Ltd.......  1,196,250        589,412
                                                               --------------
TOTAL TAIWAN.......................................             2,588,290,672
                                                               --------------
THAILAND -- (3.3%)
    AAPICO Hitech PCL..............................    751,080        280,334
    Advanced Info Service PCL......................  3,094,009     15,812,047
    Advanced Information Technology PCL............    222,000        191,214

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
THAILAND -- (Continued)
    AEON Thana Sinsap Thailand PCL.....................      11,200 $    32,156
    Airports of Thailand PCL...........................   1,563,100  17,726,802
    AJ Plast PCL.......................................   1,550,300     347,182
*   Amarin Printing & Publishing PCL...................      46,970      10,654
    Amata Corp. PCL....................................   6,168,500   2,355,471
    Ananda Development PCL.............................  12,308,700   1,890,656
    AP Thailand PCL....................................  19,944,936   4,237,512
    Asia Aviation PCL..................................  17,200,100   3,308,661
    Asia Green Energy PCL..............................   1,899,527      82,351
    Asia Plus Group Holdings PCL(B081Z10)..............     799,600      82,187
    Asia Plus Group Holdings PCL(BZ22310)..............   9,080,700     933,359
    Asia Sermkij Leasing PCL...........................     693,600     442,088
    Asian Insulators PCL...............................   9,576,560      78,361
    Asian Phytoceuticals PCL...........................     158,900       7,893
    Bangchak Petroleum PCL (The).......................   6,328,100   6,086,458
    Bangkok Airways Co., Ltd...........................     450,900     293,868
    Bangkok Aviation Fuel Services PCL.................   1,734,542   1,929,759
    Bangkok Bank PCL(6077019)..........................   1,185,500   5,820,284
    Bangkok Bank PCL(6368360)..........................     777,900   3,807,980
    Bangkok Chain Hospital PCL.........................  10,410,950   3,915,689
    Bangkok Dusit Medical Services PCL Class F.........  16,773,700  10,835,723
    Bangkok Expressway & Metro PCL.....................  25,165,955   6,069,309
    Bangkok Insurance PCL..............................      16,040     165,788
    Bangkok Land PCL(6712912).......................... 108,458,600   4,733,192
    Bangkok Land PCL(6712893)..........................   2,802,700     122,311
    Bangkok Life Assurance PCL.........................   2,946,540   3,489,658
    Banpu PCL..........................................  12,334,110   5,559,734
    Beauty Community PCL...............................  17,239,800   4,850,705
    BEC World PCL......................................   4,782,800   3,391,765
    Berli Jucker PCL...................................   6,364,100   8,359,391
    Better World Green PCL.............................   1,504,300     108,838
    Big Camera Corp. PCL...............................   7,171,400   1,021,250
    BJC Heavy Industries PCL...........................     133,400      25,087
    BTS Group Holdings PCL.............................   1,776,100     479,338
    Bumrungrad Hospital PCL............................   1,303,600   6,886,661
    Buriram Sugar PCL..................................      32,200      11,649
    Cal-Comp Electronics Thailand PCL Class F..........  16,062,028   1,272,788
    Carabao Group PCL Class F..........................     312,600     556,451
    Central Pattana PCL................................   5,485,900   9,056,539
    Central Plaza Hotel PCL............................   4,894,300   5,796,436
    CH Karnchang PCL...................................   2,872,467   2,783,398
    Charoen Pokphand Foods PCL.........................  14,555,600  11,701,315
    Charoong Thai Wire & Cable PCL Class F.............   1,034,400     274,711
*   Christiani & Nielsen Thai..........................   2,094,400     245,339
    Chularat Hospital PCL..............................  27,970,000   2,537,617
    CK Power PCL.......................................  20,607,810   1,822,339
    COL PCL............................................      23,200      25,978
*   Country Group Development PCL......................   6,669,100     202,964
    Country Group Holdings PCL.........................   6,503,911     311,844
    CP ALL PCL.........................................   9,774,500  14,522,836
    CS Loxinfo PCL.....................................   1,599,300     293,871
    Delta Electronics Thailand PCL.....................   2,115,700   4,327,982
    Demco PCL..........................................   1,242,600     206,922

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
THAILAND -- (Continued)
    Dhipaya Insurance PCL...............................    670,700 $   750,999
    Diamond Building Products PCL.......................    361,400      53,437
    DSG International Thailand PCL......................  2,609,160     317,624
    Dynasty Ceramic PCL................................. 16,833,660   2,087,896
    E for L Aim PCL..................................... 12,761,600     168,543
    Eastern Polymer Group PCL...........................    491,900     176,536
    Eastern Water Resources Development and Management
      PCL Class F.......................................  3,598,900   1,332,926
    Electricity Generating PCL(6304643).................    836,000   4,776,457
    Electricity Generating PCL(6368553).................    161,000     919,868
    Energy Absolute PCL.................................  3,702,500   2,790,428
    Erawan Group PCL (The).............................. 11,603,500   1,585,778
*   Esso Thailand PCL................................... 10,728,600   1,817,363
    Forth Corp. PCL.....................................     52,000      12,541
*   G J Steel PCL....................................... 10,150,705      64,116
*   G Steel PCL.........................................  4,546,840      41,774
    GFPT PCL............................................  5,539,822   1,924,543
    Glow Energy PCL.....................................  2,093,500   5,154,109
*   GMM Grammy PCL......................................    258,000      60,000
    Golden Land Property Development PCL(BYNQKS0).......  4,419,600     799,411
    Golden Land Property Development PCL(6368586).......    816,400     147,669
    Grand Canal Land PCL................................  4,831,500     385,632
*   Grande Asset Hotels & Property PCL..................  9,328,815     262,482
    Hana Microelectronics PCL...........................  2,446,157   2,036,708
    Home Product Center PCL............................. 32,325,715   9,373,808
    ICC International PCL...............................     51,000      48,686
    Ichitan Group PCL...................................  1,201,700     438,174
    Indorama Ventures PCL............................... 11,834,000  11,297,172
    Inter Far East Energy Corp..........................  2,230,600     400,266
    Interlink Communication PCL.........................     52,000      32,696
    Intouch Holdings PCL................................  2,206,900   3,801,723
    IRPC PCL............................................ 43,592,490   6,207,831
*   Italian-Thai Development PCL........................ 11,062,619   2,112,157
*   ITV PCL.............................................    183,700          --
    JAS Asset PCL.......................................    194,506      15,413
    Jasmine International PCL...........................  9,559,100   1,564,366
    Jay Mart PCL........................................  2,118,175     711,532
    Jubilee Enterprise PCL..............................    102,600      55,380
    Kang Yong Electric PCL..............................      3,700      34,950
    Karmarts PCL........................................    198,900      75,951
    Kasikornbank PCL(6888794)...........................  1,466,600   8,400,422
    Kasikornbank PCL(6364766)...........................  3,095,500  17,552,720
    KCE Electronics PCL.................................  1,869,482   5,206,424
    KGI Securities Thailand PCL.........................  9,273,300     915,881
    Khon Kaen Sugar Industry PCL........................ 11,616,948   1,307,449
    Kiatnakin Bank PCL..................................  4,285,907   6,460,239
    Krung Thai Bank PCL................................. 15,969,575   7,977,910
    Krungthai Card PCL..................................  1,173,000   4,125,538
    L.P.N Development PCL...............................    301,300     113,323
    Laguna Resorts & Hotels PCL.........................     10,800       8,062
    Lam Soon Thailand PCL...............................    354,600      41,538
    Land & Houses PCL(6581930)..........................  3,326,700   1,002,881
    Land & Houses PCL(6581941).......................... 11,231,180   3,289,062
    Lanna Resources PCL.................................  1,433,750     518,669

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
THAILAND -- (Continued)
    LH Financial Group PCL.............................. 30,367,427 $ 1,604,251
    Loxley PCL..........................................  9,516,935     721,353
    LPN Development PCL.................................  8,141,500   3,062,120
    Major Cineplex Group PCL............................  4,243,700   4,173,033
    Malee Group PCL.....................................     31,400      62,430
    Maybank Kim Eng Securities Thailand PCL.............    272,400     177,533
    MBK PCL.............................................  3,823,200   1,657,488
    MC Group PCL........................................     50,900      19,875
    MCOT PCL............................................  1,618,300     594,724
    Mega Lifesciences PCL...............................    718,200     338,171
    Millcon Steel PCL...................................    361,600      13,600
    Minor International PCL.............................  5,905,057   6,908,730
    MK Real Estate Development PCL......................  2,044,900     253,631
    MK Restaurants Group PCL............................    407,800     626,394
    Modernform Group PCL................................    724,300     162,203
*   Mono Technology PCL.................................  1,056,800     114,691
    Muang Thai Insurance PCL............................     19,800      82,145
    Muangthai Leasing PCL Class F.......................    278,700     151,233
    Muramoto Electron Thailand PCL......................      7,400      47,591
    Namyong Terminal PCL................................    214,200      83,023
    Nation Multimedia Group PCL......................... 11,246,400     387,473
*   Noble Development PCL...............................     97,500      45,349
*   Nok Airlines PCL....................................    303,000      78,295
    Padaeng Industry PCL................................    192,800      73,068
    Platinum Group PCL (The)............................    156,500      29,206
    Polyplex Thailand PCL...............................  2,948,187   1,100,386
*   Precious Shipping PCL...............................  6,476,200   1,180,703
    Premier Marketing PCL...............................  1,034,000     284,996
    President Bakery PCL................................      1,800       3,488
    Property Perfect PCL................................ 31,993,500     845,077
    Pruksa Real Estate PCL..............................  7,775,400   6,139,061
    PTG Energy PCL......................................  8,105,500   6,516,049
    PTT Exploration & Production PCL....................  9,182,869  21,750,982
    PTT Global Chemical PCL.............................  4,773,611   8,326,066
    PTT PCL.............................................  5,138,580  48,685,943
    Quality Houses PCL.................................. 39,778,204   3,152,106
    Raimon Land PCL..................................... 20,329,300     817,141
    Ratchaburi Electricity Generating Holding
      PCL(6294249)......................................  1,684,501   2,502,812
    Ratchaburi Electricity Generating Holding
      PCL(6362771)......................................    731,100   1,086,260
    Ratchthani Leasing PCL.............................. 10,521,000   1,812,403
    Regional Container Lines PCL........................  3,962,900     665,603
    Robinson Department Store PCL.......................  1,658,400   3,142,532
    Rojana Industrial Park PCL..........................  5,280,412     864,150
    RS PCL..............................................  5,871,100   1,871,065
    Saha-Union PCL......................................    630,900     665,678
*   Sahaviriya Steel Industries PCL..................... 72,645,680     104,286
    Samart Corp. PCL....................................  5,856,200   2,673,373
    Samart I-Mobile PCL................................. 14,498,900     474,555
    Samart Telcoms PCL..................................  2,692,600   1,066,835
    Sansiri PCL......................................... 90,114,885   4,682,973
    SC Asset Corp PCL................................... 20,631,516   2,073,222
    Siam Cement PCL (The)(6609906)......................    193,700   2,847,384
    Siam Cement PCL (The)(6609928)......................    772,300  11,308,441

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
THAILAND -- (Continued)
    Siam City Cement PCL(6806387).......................    439,800 $ 4,204,806
    Siam City Cement PCL(6363194).......................     19,700     188,346
    Siam Commercial Bank PCL (The)......................  3,757,469  17,152,959
    Siam Future Development PCL.........................  7,429,325   1,311,810
    Siam Global House PCL...............................  6,453,155   2,871,774
    Siamgas & Petrochemicals PCL........................  5,038,600   2,358,001
*   Singha Estate PCL...................................  4,005,971     580,826
    Sino-Thai Engineering & Construction PCL............  4,689,171   3,500,386
    SNC Former PCL......................................    954,900     411,240
    Somboon Advance Technology PCL......................  2,214,725     896,573
    SPCG PCL............................................  3,808,800   2,427,659
    Sri Ayudhya Capital PCL.............................    230,700     223,546
    Sri Trang Agro-Industry PCL.........................  7,795,300   2,752,862
    Sriracha Construction PCL...........................  1,204,200     577,380
    Srisawad Power 1979 PCL Class F.....................    796,277     880,180
    Srithai Superware PCL............................... 10,925,500     633,635
*   Stars Microelectronics Thailand PCL.................  2,240,900     447,151
    STP & I PCL.........................................  7,607,733   2,151,483
    Supalai PCL......................................... 10,064,300   7,194,978
*   Superblock PCL...................................... 13,560,400     716,369
    Susco PCL...........................................  2,397,300     207,862
    SVI PCL.............................................  9,314,828   1,310,441
    Symphony Communication PCL..........................    262,058      64,706
    Syntec Construction PCL.............................  4,342,800     468,818
*   Tata Steel Thailand PCL............................. 21,604,700     459,015
    Thai Agro Energy PCL................................    279,230      25,494
*   Thai Airways International PCL......................  9,318,137   6,755,181
    Thai Central Chemical PCL...........................    233,100     172,332
    Thai Metal Trade PCL................................    396,500     132,053
    Thai Oil PCL........................................  2,613,000   4,557,558
    Thai Rayon PCL......................................     20,400      22,550
*   Thai Reinsurance PCL................................    148,000      10,113
    Thai Rung Union Car PCL.............................    526,800      62,920
    Thai Stanley Electric PCL...........................      5,600      27,735
    Thai Stanley Electric PCL Class F...................    150,500     745,370
    Thai Union Group PCL Class F........................ 13,044,060   8,164,241
    Thai Vegetable Oil PCL..............................  3,533,625   3,094,331
    Thai-German Ceramic Industry PCL....................  4,086,200     302,681
    Thaicom PCL.........................................  3,638,500   2,308,666
    Thaire Life Assurance PCL...........................  1,451,500     416,738
    Thanachart Capital PCL..............................  5,425,700   6,347,898
    Thitikorn PCL.......................................    849,200     290,137
    Thoresen Thai Agencies PCL..........................  7,227,400   1,909,046
    TICON Industrial Connection PCL Class F.............  3,472,724   1,585,309
    Tipco Asphalt PCL...................................  3,055,100   2,324,437
    TIPCO Foods PCL.....................................  1,633,400     722,204
    Tisco Financial Group PCL(B3KFW10)..................    460,090     713,318
    Tisco Financial Group PCL(B3KFW76)..................  3,011,000   4,689,829
    TMB Bank PCL........................................ 68,171,113   4,423,391
    Total Access Communication PCL(B1YWK08).............  6,418,200   5,988,846
    Total Access Communication PCL(B231MK7).............  1,794,900   1,687,711
    TPI Polene PCL...................................... 90,960,610   5,954,355
    TRC Construction PCL................................  9,526,400     415,737

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
THAILAND -- (Continued)
    True Corp. PCL..................................... 76,070,248 $ 19,547,193
    TTCL PCL(BWY4Y10)..................................  1,446,468      876,270
    TTCL PCL(B5ML0D8)..................................    195,104      118,194
    TTW PCL............................................  9,554,100    3,154,526
*   U City PCL......................................... 43,907,800       50,425
    Union Mosaic Industry PCL (The) Class F............  1,020,550       95,521
    Unique Engineering & Construction PCL..............  5,056,305    2,613,078
    Univanich Palm Oil PCL.............................    477,000       88,333
    Univentures PCL....................................  5,498,300      962,952
    Vanachai Group PCL.................................  6,414,520    3,259,747
    VGI Global Media PCL...............................  7,185,300    1,299,667
    Vibhavadi Medical Center PCL....................... 46,313,000    4,068,842
    Vinythai PCL.......................................  2,363,100      678,467
    Workpoint Entertainment PCL........................  1,066,480    1,132,924
                                                                   ------------
TOTAL THAILAND.........................................             616,380,064
                                                                   ------------
TURKEY -- (1.7%)
    Adana Cimento Sanayii TAS Class A..................    445,035      898,766
#   Adel Kalemcilik Ticaret ve Sanayi A.S..............     72,003      419,005
#*  Afyon Cimento Sanayi TAS...........................    934,511    1,711,054
    Akbank TAS.........................................  5,304,515   13,708,293
    Akcansa Cimento A.S................................    392,991    1,752,588
#*  Akenerji Elektrik Uretim A.S.......................  3,770,374    1,149,697
    Aksa Akrilik Kimya Sanayii A.S.....................    970,848    2,536,252
#*  Aksa Enerji Uretim A.S.............................  1,019,851      765,940
#*  Aksigorta A.S......................................    839,792      562,593
#   Alarko Holding A.S.................................    856,065      935,605
    Albaraka Turk Katilim Bankasi A.S..................  3,229,679    1,321,157
#   Alkim Alkali Kimya A.S.............................     62,513      279,472
*   Anadolu Anonim Turk Sigorta Sirketi................  1,661,495      952,138
*   Anadolu Cam Sanayii A.S............................  1,381,903      973,196
    Anadolu Efes Biracilik Ve Malt Sanayii A.S.........    856,633    5,807,614
    Anadolu Hayat Emeklilik A.S........................    477,374      801,134
    Arcelik A.S........................................  1,686,939   11,542,253
#   Aselsan Elektronik Sanayi Ve Ticaret A.S...........  1,198,049    3,794,832
#   Aygaz A.S..........................................    481,690    1,813,915
#*  Bagfas Bandirma Gubre Fabrikalari A.S..............    234,401      891,530
    Baticim Bati Anadolu Cimento Sanayii A.S...........    211,763      438,909
#*  Besiktas Futbol Yatirimlari Sanayi ve Ticaret
      A.S..............................................  1,083,806    1,514,728
    BIM Birlesik Magazalar A.S.........................    753,096   13,931,487
#   Bizim Toptan Satis Magazalari A.S..................    193,845      924,029
#   Bolu Cimento Sanayii A.S...........................    794,381    1,492,321
#   Borusan Mannesmann Boru Sanayi ve Ticaret A.S......    534,690    1,343,623
#*  Boyner Perakende Ve Tekstil Yatirimlari A.S........     80,744    2,155,176
#   Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S....    563,806    1,363,139
    Bursa Cimento Fabrikasi A.S........................    221,559      372,746
#   Celebi Hava Servisi A.S............................    102,022      793,480
    Cimsa Cimento Sanayi VE Ticaret A.S................    622,475    3,128,420
#   Coca-Cola Icecek A.S...............................    394,695    4,900,285
#*  Deva Holding A.S...................................    216,864      248,823
#*  Dogan Sirketler Grubu Holding A.S..................  7,705,710    1,627,783
#   Dogus Otomotiv Servis ve Ticaret A.S...............    719,228    2,512,150
#   Eczacibasi Yatirim Holding Ortakligi A.S...........    329,379    1,251,148

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
TURKEY -- (Continued)
#   EGE Endustri VE Ticaret A.S..........................    24,008 $ 1,931,872
    EGE Seramik Sanayi ve Ticaret A.S....................   722,629   1,031,868
#   EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar
      Sanayi ve Ticaret A.S.............................. 2,356,852   2,599,912
#   Enka Insaat ve Sanayi A.S............................ 1,177,915   1,737,903
    Eregli Demir ve Celik Fabrikalari TAS................ 9,657,880  14,699,782
#*  Fenerbahce Futbol A.S................................   102,382   1,241,146
    Ford Otomotiv Sanayi A.S.............................   408,030   4,451,753
#*  Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S...    24,106     166,505
#*  Global Yatirim Holding A.S........................... 2,331,939   1,258,391
*   Goldas Kuyumculuk Sanayi Ithalat ve Ihracat A.S......    61,429          --
#   Goltas Goller Bolgesi Cimento Sanayi ve Ticaret
      A.S................................................    88,142   1,995,424
#   Goodyear Lastikleri TAS.............................. 1,485,993   1,857,407
#*  Gozde Girisim Sermayesi Yatirim Ortakligi A.S........ 1,117,444     868,745
#   GSD Holding A.S...................................... 2,241,571     744,651
#   Gubre Fabrikalari TAS................................ 1,298,883   2,370,214
#*  Ihlas Holding A.S.................................... 7,412,199     916,230
    Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve
      Ticaret A.S........................................   162,112     451,087
#*  Ipek Dogal Enerji Kaynaklari Arastirma Ve
       Uretim A.S........................................   753,290     204,746
    Is Finansal Kiralama A.S............................. 1,254,328     454,071
    Is Yatirim Menkul Degerler A.S. Class A..............   201,635      66,209
#*  Izmir Demir Celik Sanayi A.S......................... 1,030,442     780,320
#   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class A............................................ 1,500,998     739,596
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class B............................................   725,472     379,531
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class D............................................ 8,001,229   3,568,051
#*  Karsan Otomotiv Sanayii Ve Ticaret A.S............... 2,920,663   1,037,907
#*  Kartonsan Karton Sanayi ve Ticaret A.S...............     4,506     363,322
    KOC Holding A.S...................................... 2,072,659   8,893,426
#   Konya Cimento Sanayii A.S............................    10,060     894,298
#*  Koza Altin Isletmeleri A.S...........................   425,974   1,448,911
#*  Koza Anadolu Metal Madencilik Isletmeleri A.S........ 1,501,782     433,933
#   Mardin Cimento Sanayii ve Ticaret A.S................   454,687     609,247
#*  Metro Ticari ve Mali Yatirimlar Holding A.S.......... 2,312,918     426,485
#*  Migros Ticaret A.S...................................   296,882   1,616,928
#*  NET Holding A.S...................................... 1,236,692   1,230,668
#*  Netas Telekomunikasyon A.S...........................   287,876     805,109
    Nuh Cimento Sanayi A.S...............................   228,729     711,683
#   Otokar Otomotiv Ve Savunma Sanayi A.S................   142,302   4,924,066
#   Park Elektrik Uretim Madencilik Sanayi ve Ticaret
      A.S................................................   722,150     513,608
#*  Pegasus Hava Tasimaciligi A.S........................   170,424     665,202
#   Petkim Petrokimya Holding A.S........................ 4,149,025   5,997,533
    Pinar Entegre Et ve Un Sanayi A.S....................    94,529     318,582
    Pinar SUT Mamulleri Sanayii A.S......................   109,189     561,232
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S...   394,304     410,821
*   Sekerbank TAS........................................ 4,184,073   1,710,524
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S............. 1,306,088   1,258,866
    Soda Sanayii A.S..................................... 1,746,206   2,391,771
#   Tat Gida Sanayi A.S..................................   809,373   1,398,129
    TAV Havalimanlari Holding A.S........................ 1,060,227   3,889,406
#   Tekfen Holding A.S................................... 1,539,759   3,800,728
#*  Teknosa Ic Ve Dis Ticaret A.S........................   102,667     175,814
    Tofas Turk Otomobil Fabrikasi A.S.................... 1,087,576   8,611,242
#   Trakya Cam Sanayii A.S............................... 3,874,663   3,183,816
#*  Tumosan Motor ve Traktor Sanayi A.S..................   282,503     729,339

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES       VALUE++
                                                      --------- ---------------
TURKEY -- (Continued)
    Tupras Turkiye Petrol Rafinerileri A.S...........   647,613 $    13,859,523
#   Turcas Petrol A.S................................ 1,236,155         567,698
#*  Turk Hava Yollari AO............................. 8,416,492      14,603,224
    Turk Telekomunikasyon A.S........................ 1,815,924       3,677,025
    Turk Traktor ve Ziraat Makineleri A.S............   112,003       3,130,131
#*  Turkcell Iletisim Hizmetleri A.S................. 2,913,708      10,086,873
*   Turkcell Iletisim Hizmetleri A.S. ADR............   291,527       2,515,878
    Turkiye Garanti Bankasi A.S...................... 8,155,637      20,061,375
    Turkiye Halk Bankasi A.S......................... 2,851,258       7,526,261
    Turkiye Is Bankasi Class C....................... 7,901,665      12,195,532
    Turkiye Sinai Kalkinma Bankasi A.S............... 9,871,369       4,338,129
    Turkiye Sise ve Cam Fabrikalari A.S.............. 7,455,657       8,399,199
#   Turkiye Vakiflar Bankasi Tao Class D............. 6,181,542       9,170,853
    Ulker Biskuvi Sanayi A.S.........................   898,027       5,953,723
#*  Vestel Elektronik Sanayi ve Ticaret A.S.......... 1,168,106       2,492,661
*   Yapi ve Kredi Bankasi A.S........................ 4,280,899       4,959,702
#*  Zorlu Enerji Elektrik Uretim A.S................. 2,308,574       1,238,489
                                                                ---------------
TOTAL TURKEY.........................................               318,919,567
                                                                ---------------
UNITED KINGDOM -- (0.0%)
    Mediclinic International P.L.C...................   371,338       5,244,695
                                                                ---------------
TOTAL COMMON STOCKS..................................            17,218,792,713
                                                                ---------------
PREFERRED STOCKS -- (2.7%)

BRAZIL -- (2.6%)
    Alpargatas SA.................................... 1,191,960       4,227,591
    Banco ABC Brasil SA..............................   919,221       3,997,353
    Banco Bradesco SA................................ 4,819,172      42,151,406
    Banco Bradesco SA ADR............................ 4,694,996      40,846,463
    Banco Daycoval SA................................   181,994         506,287
    Banco do Estado do Rio Grande do Sul SA
      Class B........................................ 2,107,233       7,005,913
    Banco Pan SA..................................... 1,370,328         642,394
    Banco Pine SA....................................   192,365         255,110
    Banco Sofisa SA..................................    42,200          55,054
    Braskem SA Class A...............................   421,175       2,408,273
*   Centrais Eletricas Brasileiras SA Class B........ 1,398,872       9,612,284
    Centrais Eletricas Santa Catarina................    64,363         303,711
    Cia Brasileira de Distribuicao...................   873,400      13,217,906
    Cia de Gas de Sao Paulo - COMGAS Class A.........   152,346       2,584,206
    Cia de Saneamento do Parana......................   109,300         198,212
    Cia de Transmissao de Energia Eletrica
      Paulista.......................................   389,993       8,299,259
    Cia Energetica de Minas Gerais................... 4,250,090      11,915,037
    Cia Energetica de Sao Paulo Class B.............. 1,293,442       5,552,897
    Cia Energetica do Ceara Class A..................    75,930       1,147,474
    Cia Ferro Ligas da Bahia - Ferbasa...............   341,482         883,615
    Cia Paranaense de Energia........................   569,641       5,648,272
    Eletropaulo Metropolitana Eletricidade de Sao
      Paulo SA....................................... 1,134,586       4,398,515
    Eucatex SA Industria e Comercio..................    87,459          69,861
    Gerdau SA........................................ 3,024,880       7,230,083
    Itau Unibanco Holding SA......................... 9,694,322     101,027,369
    Itau Unibanco Holding SA ADR..................... 5,918,551      61,848,857
    Lojas Americanas SA.............................. 3,900,887      23,039,102

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
BRAZIL -- (Continued)
*   Marcopolo SA.......................................  4,051,832 $  3,848,890
*   Petroleo Brasileiro SA.............................  9,738,720   35,652,173
*   Petroleo Brasileiro SA Sponsored ADR...............  4,323,435   31,517,841
*   Randon SA Implementos e Participacoes..............  1,938,295    2,815,621
    Suzano Papel e Celulose SA Class A.................  2,884,939    8,826,362
    Telefonica Brasil SA...............................    894,497   13,581,325
    Unipar Carbocloro SA...............................    153,900      295,705
*   Usinas Siderurgicas de Minas Gerais SA Class A.....  4,253,898    4,919,849
    Vale SA............................................  4,813,879   22,284,827
    Vale SA Sponsored ADR..............................  1,532,185    7,063,373
                                                                   ------------
TOTAL BRAZIL...........................................             489,878,470
                                                                   ------------
CHILE -- (0.0%)
    Coca-Cola Embonor SA Class B.......................     41,224       88,033
    Embotelladora Andina SA............................    139,928      491,613
    Embotelladora Andina SA Class B....................    681,285    2,695,376
    Sociedad Quimica y Minera de Chile SA Class B......     11,313      281,784
                                                                   ------------
TOTAL CHILE............................................               3,556,806
                                                                   ------------
COLOMBIA -- (0.1%)
    Avianca Holdings SA................................  1,408,983    1,057,884
    Banco Davivienda SA................................    602,798    5,301,481
    Bancolombia SA.....................................    262,109    2,245,429
    Grupo Argos SA.....................................     21,935      126,466
    Grupo Aval Acciones y Valores SA...................  7,977,020    3,040,102
    Grupo de Inversiones Suramericana SA...............    211,797    2,588,477
                                                                   ------------
TOTAL COLOMBIA.........................................              14,359,839
                                                                   ------------
TOTAL PREFERRED STOCKS.................................             507,795,115
                                                                   ------------
RIGHTS/WARRANTS -- (0.0%)

BRAZIL -- (0.0%)
*   Banco ABC Brasil SA Rights 08/18/16................     44,727      194,501
                                                                   ------------
CHINA -- (0.0%)
#*  China Resources Beer Holdings Co., Ltd. Rights
      08/09/16.........................................  1,445,415      590,582
*   Symphony Holdings, Ltd. Warrants 07/05/19..........    264,000        2,722
    United Energy Group, Ltd. Rights 08/19/16..........  9,211,550      118,730
                                                                   ------------
TOTAL CHINA............................................                 712,034
                                                                   ------------
INDONESIA -- (0.0%)
*   MNC Investama Tbk PT Rights 08/01/16............... 23,479,960           --
                                                                   ------------
POLAND -- (0.0%)
*   Hawe SA Rights.....................................  1,003,528           --
                                                                   ------------
SOUTH AFRICA -- (0.0%)
*   Ascendis Health, Ltd. Rights 08/05/16..............     25,338        2,829
                                                                   ------------
SOUTH KOREA -- (0.0%)
*   Bosung Power Technology Co., Ltd. Rights...........     24,591       70,471
*   Redrover Co., Ltd. Rights 08/12/16.................      6,709       11,590

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES       VALUE++
                                                     ---------- ---------------
SOUTH KOREA -- (Continued)
*     Sammok S-Form Co., Ltd. Rights 08/04/16.......     10,925 $        33,161
*     SAMT Co., Ltd. Rights 08/03/16................     50,647          19,442
                                                                ---------------
TOTAL SOUTH KOREA...................................                    134,664
                                                                ---------------
TAIWAN -- (0.0%)
*     Fulgent Sun International Holding Co., Ltd.
        Rights 08/22/16.............................      5,241           3,694
                                                                ---------------
THAILAND -- (0.0%)
*     Banpu PCL Warrants 06/05/17...................  3,220,820         920,102
*     Berli Jucker Co. Rights 08/04/16..............  1,600,250         493,904
*     Jay Mart PCL Rights 08/31/16..................    359,815          17,562
*     Stars Microelectronics Thailand PCL Warrants
        06/28/19....................................    420,060          27,739
                                                                ---------------
TOTAL THAILAND......................................                  1,459,307
                                                                ---------------
TOTAL RIGHTS/WARRANTS...............................                  2,507,029
                                                                ---------------
TOTAL INVESTMENT SECURITIES.........................             17,729,094,857
                                                                ---------------

                                                                    VALUE+
                                                                ---------------
SECURITIES LENDING COLLATERAL -- (5.2%)
(S)@  DFA Short Term Investment Fund................ 83,231,565     962,989,206
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $18,260,486,518)^^..........................            $18,692,084,063
                                                                ===============

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                         ------------------------------------------------------
                            LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                         -------------- --------------- ------- ---------------
Common Stocks
   Belgium..............             -- $         3,990   --    $         3,990
   Brazil............... $1,252,023,868         295,864   --      1,252,319,732
   Chile................    265,423,088              --   --        265,423,088
   China................    214,648,887   2,301,897,001   --      2,516,545,888
   Colombia.............     61,382,516          14,685   --         61,397,201
   Czech Republic.......             --      31,638,693   --         31,638,693
   Egypt................             --      14,264,941   --         14,264,941
   Greece...............             --      48,354,137   --         48,354,137
   Hungary..............        286,390      56,455,052   --         56,741,442
   India................    123,348,651   2,194,011,464   --      2,317,360,115
   Indonesia............     29,416,760     563,463,862   --        592,880,622
   Malaysia.............             --     687,995,202   --        687,995,202
   Mexico...............    792,178,296      12,602,728   --        804,781,024
   Peru.................     26,894,806              --   --         26,894,806
   Philippines..........      7,129,488     306,402,835   --        313,532,323
   Poland...............             --     276,153,709   --        276,153,709
   Russia...............     10,022,663     221,719,901   --        231,742,564
   South Africa.........    238,965,810   1,325,353,092   --      1,564,318,902
   South Korea..........     89,122,158   2,538,487,178   --      2,627,609,336
   Taiwan...............    183,168,034   2,405,122,638   --      2,588,290,672
   Thailand.............    616,197,417         182,647   --        616,380,064
   Turkey...............      2,515,878     316,403,689   --        318,919,567
   United Kingdom.......             --       5,244,695   --          5,244,695
Preferred Stocks
   Brazil...............    489,878,470              --   --        489,878,470
   Chile................      3,556,806              --   --          3,556,806
   Colombia.............     14,359,839              --   --         14,359,839
Rights/Warrants
   Brazil...............             --         194,501   --            194,501
   China................             --         712,034   --            712,034
   Indonesia............             --              --   --                 --
   Poland...............             --              --   --                 --
   South Africa.........             --           2,829   --              2,829
   South Korea..........             --         134,664   --            134,664
   Taiwan...............             --           3,694   --              3,694
   Thailand.............             --       1,459,307   --          1,459,307
Securities Lending
  Collateral............             --     962,989,206   --        962,989,206
Futures Contracts**.....      7,852,493              --   --          7,852,493
                         -------------- ---------------   --    ---------------
TOTAL................... $4,428,372,318 $14,271,564,238   --    $18,699,936,556
                         ============== ===============   ==    ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                        U.S. LARGE CAP EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                            SHARES    VALUE+
                                                            ------- -----------
COMMON STOCKS -- (96.6%)

Consumer Discretionary -- (15.0%)
    Advance Auto Parts, Inc................................   4,315 $   732,946
*   Amazon.com, Inc........................................  15,644  11,870,824
*   AMC Networks, Inc. Class A.............................   3,824     211,697
    Aramark................................................  12,791     458,557
#   Autoliv, Inc...........................................   6,626     701,031
#*  AutoNation, Inc........................................  10,389     554,253
*   AutoZone, Inc..........................................     742     603,966
#   Bed Bath & Beyond, Inc.................................  13,660     614,017
    Best Buy Co., Inc......................................  30,539   1,026,110
#   BorgWarner, Inc........................................  18,099     600,525
*   Bright Horizons Family Solutions, Inc..................   2,400     160,968
#   Brinker International, Inc.............................   2,427     114,409
    Brunswick Corp.........................................   7,478     371,058
*   Burlington Stores, Inc.................................   5,237     400,683
*   Cabela's, Inc..........................................   2,721     140,485
    Cable One, Inc.........................................     261     136,733
    CalAtlantic Group, Inc.................................   8,450     305,975
#*  CarMax, Inc............................................  12,149     707,801
    Carnival Corp..........................................  13,909     649,828
    Carter's, Inc..........................................   3,595     363,994
    CBS Corp. Class B......................................  17,767     927,793
*   Charter Communications, Inc. Class A...................   6,573   1,543,801
#*  Chipotle Mexican Grill, Inc............................   1,176     498,612
    Cinemark Holdings, Inc.................................  11,074     416,382
    Clear Channel Outdoor Holdings, Inc. Class A...........   1,800      12,582
    Coach, Inc.............................................  13,279     572,458
    Columbia Sportswear Co.................................   3,865     221,271
    Comcast Corp. Class A.................................. 128,203   8,621,652
    Dana Holding Corp......................................   3,382      46,130
    Darden Restaurants, Inc................................   8,233     506,823
    Delphi Automotive P.L.C................................  10,534     714,416
    Dick's Sporting Goods, Inc.............................  10,882     558,138
#   Dillard's, Inc. Class A................................   3,786     256,236
#*  Discovery Communications, Inc. Class A.................  14,668     368,020
*   Discovery Communications, Inc. Class C.................  21,968     539,095
*   DISH Network Corp. Class A.............................   7,263     387,989
    Dollar General Corp....................................  11,954   1,132,522
*   Dollar Tree, Inc.......................................   8,814     848,700
    Domino's Pizza, Inc....................................   1,539     226,695
    DR Horton, Inc.........................................  25,273     830,976
    Dunkin' Brands Group, Inc..............................   6,388     289,440
#   Expedia, Inc...........................................   3,427     399,760
    Foot Locker, Inc.......................................  11,839     705,841
    Ford Motor Co.......................................... 197,744   2,503,439
*   Fossil Group, Inc......................................   2,756      87,090
#   GameStop Corp. Class A.................................  11,644     360,382
    Gannett Co., Inc.......................................   5,749      73,357
    Gap, Inc. (The)........................................  19,127     493,285
    Garmin, Ltd............................................  12,092     656,958
    General Motors Co......................................  62,804   1,980,838
    Gentex Corp............................................  31,155     550,509

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                              SHARES   VALUE+
                                                              ------ ----------
Consumer Discretionary -- (Continued)
    Genuine Parts Co.........................................  7,094 $  725,291
    GNC Holdings, Inc. Class A...............................  5,821    118,807
    Goodyear Tire & Rubber Co. (The)......................... 25,324    726,039
#*  GoPro, Inc. Class A......................................  4,950     62,568
    Graham Holdings Co. Class B..............................    261    131,346
#   H&R Block, Inc...........................................  7,758    184,563
    Hanesbrands, Inc......................................... 12,067    321,706
#   Harley-Davidson, Inc..................................... 11,167    590,958
    Harman International Industries, Inc.....................  5,807    479,890
    Hasbro, Inc..............................................  4,480    363,910
    Hilton Worldwide Holdings, Inc........................... 16,172    375,029
    Home Depot, Inc. (The)................................... 48,803  6,746,527
    HSN, Inc.................................................  2,427    124,165
*   Hyatt Hotels Corp. Class A...............................  1,277     64,412
    International Game Technology P.L.C......................  1,034     21,611
    Interpublic Group of Cos., Inc. (The).................... 16,424    378,737
    Interval Leisure Group, Inc..............................  2,346     42,181
*   J Alexander's Holdings, Inc..............................    271      2,593
    Johnson Controls, Inc.................................... 25,841  1,186,619
    Kohl's Corp.............................................. 18,071    751,573
    L Brands, Inc............................................  7,064    522,030
    Las Vegas Sands Corp..................................... 13,140    665,541
    Lear Corp................................................  6,993    793,356
    Leggett & Platt, Inc.....................................  5,023    264,059
    Lennar Corp. Class A..................................... 12,542    586,966
    Lennar Corp. Class B.....................................    760     28,530
*   Liberty Braves Group Class A.............................    533      8,789
*   Liberty Braves Group Class C.............................  1,230     19,655
*   Liberty Broadband Corp. Class A..........................  1,392     87,432
*   Liberty Broadband Corp. Class C..........................  5,598    354,409
*   Liberty Interactive Corp., QVC Group Class A............. 26,528    711,216
*   Liberty Media Group Class A..............................  1,334     30,282
*   Liberty Media Group Class C..............................  3,075     68,942
*   Liberty SiriusXM Group Class A...........................  5,337    190,798
*   Liberty SiriusXM Group Class C........................... 12,301    433,610
*   Liberty Ventures Series A................................  9,216    347,535
#   Lions Gate Entertainment Corp............................  2,437     48,716
*   Live Nation Entertainment, Inc........................... 19,156    525,258
*   LKQ Corp................................................. 21,080    724,941
    Lowe's Cos., Inc......................................... 34,427  2,832,654
*   Lululemon Athletica, Inc.................................  4,070    316,036
    Macy's, Inc.............................................. 24,928    893,170
*   Madison Square Garden Co. (The) Class A..................  1,275    233,057
#   Marriott International, Inc. Class A.....................  6,612    474,080
    Mattel, Inc.............................................. 20,975    700,146
    McDonald's Corp.......................................... 34,541  4,063,749
*   MGM Resorts International................................ 38,528    923,901
#*  Michael Kors Holdings, Ltd............................... 11,676    603,883
*   Michaels Cos., Inc. (The)................................  4,729    124,656
*   Mohawk Industries, Inc...................................  6,030  1,259,908
*   MSG Networks, Inc. Class A...............................  3,882     62,306
*   Netflix, Inc.............................................  7,714    703,903
    Newell Brands, Inc....................................... 10,241    537,243

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                              SHARES   VALUE+
                                                              ------ ----------
Consumer Discretionary -- (Continued)
    News Corp. Class A....................................... 17,359 $  225,146
    News Corp. Class B.......................................  9,537    128,177
    NIKE, Inc. Class B....................................... 44,648  2,477,964
#   Nordstrom, Inc...........................................  8,080    357,378
#*  Norwegian Cruise Line Holdings, Ltd...................... 15,484    659,618
*   NVR, Inc.................................................    285    485,925
*   O'Reilly Automotive, Inc.................................  3,628  1,054,406
*   Office Depot, Inc........................................ 25,800     89,268
    Omnicom Group, Inc.......................................  9,706    798,707
#*  Panera Bread Co. Class A.................................  1,480    324,594
*   Penn National Gaming, Inc................................  1,617     24,287
    Penske Automotive Group, Inc.............................  8,659    343,070
#   Polaris Industries, Inc..................................  2,175    214,781
*   Priceline Group, Inc. (The)..............................  1,757  2,373,373
    PulteGroup, Inc.......................................... 24,310    514,886
    PVH Corp.................................................  4,607    465,583
    Ralph Lauren Corp........................................  4,880    478,679
#*  Restoration Hardware Holdings, Inc.......................  2,300     70,863
    Ross Stores, Inc......................................... 15,248    942,784
#   Royal Caribbean Cruises, Ltd.............................  6,048    438,117
*   Sally Beauty Holdings, Inc...............................  7,653    224,462
#   Scripps Networks Interactive, Inc. Class A...............  3,845    254,001
    Service Corp. International.............................. 17,504    485,211
*   ServiceMaster Global Holdings, Inc.......................  8,740    330,634
#   Signet Jewelers, Ltd.....................................  4,764    418,803
    Sinclair Broadcast Group, Inc. Class A...................  1,610     44,790
#*  Sirius XM Holdings, Inc.................................. 77,510    340,269
    Six Flags Entertainment Corp.............................  5,139    289,788
*   Skechers U.S.A., Inc. Class A............................ 10,419    250,264
    Staples, Inc............................................. 36,842    342,262
    Starbucks Corp........................................... 55,525  3,223,226
    Starwood Hotels & Resorts Worldwide, Inc.................  5,446    425,115
*   Starz Class A............................................  5,895    178,206
    Target Corp.............................................. 29,753  2,241,294
    TEGNA, Inc............................................... 22,286    488,063
#*  Tempur Sealy International, Inc..........................  3,901    295,033
*   Tenneco, Inc.............................................  1,040     58,781
#*  Tesla Motors, Inc........................................  1,406    330,115
#   Tiffany & Co.............................................  7,643    493,126
    Time Warner, Inc......................................... 35,039  2,685,739
    TJX Cos., Inc. (The)..................................... 25,227  2,061,550
*   Toll Brothers, Inc.......................................  6,867    192,345
*   TopBuild Corp............................................    983     37,118
    Tractor Supply Co........................................  4,360    399,594
*   TripAdvisor, Inc.........................................  3,155    220,755
    Twenty-First Century Fox, Inc. Class A................... 47,543  1,266,546
    Twenty-First Century Fox, Inc. Class B................... 18,410    497,622
*   Ulta Salon Cosmetics & Fragrance, Inc....................  2,006    523,987
#*  Under Armour, Inc. Class A...............................  5,125    202,233
*   Under Armour, Inc. Class C...............................  5,161    184,248
*   Urban Outfitters, Inc....................................  9,708    290,269
    Vail Resorts, Inc........................................  3,067    438,796
    VF Corp..................................................  9,370    584,969

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Consumer Discretionary -- (Continued)
    Viacom, Inc. Class A..................................     964 $     47,853
    Viacom, Inc. Class B..................................  20,951      952,642
*   Vista Outdoor, Inc....................................   1,260       63,063
    Visteon Corp..........................................   3,566      249,941
    Walt Disney Co. (The).................................  67,452    6,472,019
    Whirlpool Corp........................................   7,360    1,415,770
#   Williams-Sonoma, Inc..................................   6,670      360,714
#   Wyndham Worldwide Corp................................   7,669      544,652
#   Wynn Resorts, Ltd.....................................   2,511      245,952
    Yum! Brands, Inc......................................  15,681    1,402,195
                                                                   ------------
Total Consumer Discretionary..............................          126,117,953
                                                                   ------------
Consumer Staples -- (9.1%)
    Altria Group, Inc.....................................  75,057    5,081,359
    Archer-Daniels-Midland Co.............................  17,395      784,167
#*  Boston Beer Co., Inc. (The) Class A...................     500       91,440
#   Brown-Forman Corp. Class A............................   1,558      164,618
    Brown-Forman Corp. Class B............................   4,319      424,083
    Bunge, Ltd............................................  10,424      686,316
    Campbell Soup Co......................................   9,379      584,030
    Casey's General Stores, Inc...........................   3,991      532,958
    Church & Dwight Co., Inc..............................   5,295      520,181
    Clorox Co. (The)......................................   4,694      615,243
    Coca-Cola Co. (The)................................... 142,593    6,221,333
    Coca-Cola European Partners P.L.C.....................   5,001      186,687
    Colgate-Palmolive Co..................................  30,428    2,264,756
    ConAgra Foods, Inc....................................  10,597      495,516
    Constellation Brands, Inc. Class A....................   5,212      858,051
    Costco Wholesale Corp.................................  14,257    2,384,055
#   Coty, Inc. Class A....................................   2,794       75,075
    CVS Health Corp.......................................  48,410    4,488,575
    Dr Pepper Snapple Group, Inc..........................   6,709      660,904
*   Edgewell Personal Care Co.............................   4,065      343,940
    Energizer Holdings, Inc...............................   1,436       73,997
    Estee Lauder Cos., Inc. (The) Class A.................   7,769      721,740
#   Flowers Foods, Inc....................................  15,827      291,058
    General Mills, Inc....................................  19,260    1,384,601
#*  Hain Celestial Group, Inc. (The)......................   8,806      464,869
#*  Herbalife, Ltd........................................   3,093      210,355
    Hershey Co. (The).....................................   4,810      532,756
#   Hormel Foods Corp.....................................  12,302      459,480
    Ingredion, Inc........................................   5,318      708,570
    JM Smucker Co. (The)..................................   7,180    1,106,869
    Kellogg Co............................................   8,299      686,410
    Kimberly-Clark Corp...................................  13,268    1,718,869
    Kraft Heinz Co. (The).................................  15,312    1,322,804
    Kroger Co. (The)......................................  40,471    1,383,703
    McCormick & Co., Inc. Non-voting......................   4,753      485,994
    Mead Johnson Nutrition Co.............................   6,480      578,016
    Molson Coors Brewing Co. Class B......................   5,789      591,404
    Mondelez International, Inc. Class A..................  45,709    2,010,282
*   Monster Beverage Corp.................................   3,905      627,260
    PepsiCo, Inc..........................................  49,312    5,371,063

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Consumer Staples -- (Continued)
    Philip Morris International, Inc.......................  45,731 $ 4,584,990
#   Pilgrim's Pride Corp...................................   6,400     148,800
    Pinnacle Foods, Inc....................................  12,460     625,617
*   Post Holdings, Inc.....................................   4,500     390,015
    PriceSmart, Inc........................................     408      31,775
    Procter & Gamble Co. (The).............................  99,308   8,499,772
    Reynolds American, Inc.................................  26,260   1,314,576
*   Rite Aid Corp..........................................  32,439     227,073
*   Seaboard Corp..........................................       4      11,720
#   Spectrum Brands Holdings, Inc..........................   2,472     318,319
#*  Sprouts Farmers Market, Inc............................  10,016     231,670
    Sysco Corp.............................................  17,298     895,863
*   TreeHouse Foods, Inc...................................   4,567     471,269
    Tyson Foods, Inc. Class A..............................  12,523     921,693
    Wal-Mart Stores, Inc...................................  82,943   6,052,351
    Walgreens Boots Alliance, Inc..........................  32,266   2,557,080
*   WhiteWave Foods Co. (The)..............................   5,830     323,507
#   Whole Foods Market, Inc................................  25,827     787,207
                                                                    -----------
Total Consumer Staples.....................................          76,586,684
                                                                    -----------
Energy -- (5.9%)
    Anadarko Petroleum Corp................................  10,690     582,926
*   Antero Resources Corp..................................   6,486     169,868
    Apache Corp............................................  10,402     546,105
    Baker Hughes, Inc......................................  12,944     619,112
    Cabot Oil & Gas Corp...................................  18,819     464,265
    Cheniere Energy Partners L.P. Holdings LLC.............   1,870      37,867
#*  Cheniere Energy, Inc...................................   5,685     237,804
    Chevron Corp...........................................  48,723   4,993,133
    Cimarex Energy Co......................................   4,178     501,444
#*  Cobalt International Energy, Inc.......................   9,130      13,604
*   Concho Resources, Inc..................................   6,416     796,867
    ConocoPhillips.........................................  37,640   1,536,465
#*  Continental Resources, Inc.............................   9,692     426,933
#   Core Laboratories NV...................................   1,940     226,611
#   CVR Energy, Inc........................................   2,172      32,146
    Denbury Resources, Inc.................................   6,968      20,207
    Devon Energy Corp......................................  13,517     517,431
    Diamond Offshore Drilling, Inc.........................   2,733      62,094
*   Diamondback Energy, Inc................................   4,175     366,523
    Energen Corp...........................................   4,661     220,838
#   EnLink Midstream LLC...................................   4,106      63,356
    EOG Resources, Inc.....................................  16,619   1,357,772
    EQT Corp...............................................   4,662     339,673
    Exxon Mobil Corp....................................... 157,310  13,992,724
*   FMC Technologies, Inc..................................  20,045     508,742
*   Gulfport Energy Corp...................................     993      28,886
    Halliburton Co.........................................  28,632   1,250,073
#   Helmerich & Payne, Inc.................................   7,602     471,096
    Hess Corp..............................................   8,896     477,270
    HollyFrontier Corp.....................................  11,583     294,440
    Kinder Morgan, Inc.....................................  54,976   1,117,662
    Marathon Oil Corp......................................  37,198     507,381

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Energy -- (Continued)
    Marathon Petroleum Corp................................  27,546 $ 1,085,037
#   Murphy Oil Corp........................................  11,532     316,323
    Nabors Industries, Ltd.................................   3,492      31,428
#   National Oilwell Varco, Inc............................  17,558     568,001
*   Newfield Exploration Co................................   5,234     226,632
    Noble Corp. P.L.C......................................   4,704      34,716
    Noble Energy, Inc......................................  22,010     786,197
    Occidental Petroleum Corp..............................  19,364   1,447,072
    Oceaneering International, Inc.........................   2,631      73,352
    ONEOK, Inc.............................................   8,340     373,549
*   Parsley Energy, Inc. Class A...........................   8,200     233,782
    Phillips 66............................................  20,112   1,529,719
    Pioneer Natural Resources Co...........................   5,286     859,345
    QEP Resources, Inc.....................................   8,990     163,618
    Range Resources Corp...................................   9,284     374,238
    Schlumberger, Ltd......................................  44,882   3,613,899
*   Southwestern Energy Co.................................  27,086     394,914
    Spectra Energy Corp....................................  17,433     627,065
    Targa Resources Corp...................................  10,498     391,155
    Tesoro Corp............................................  12,859     979,213
#   Transocean, Ltd........................................  11,995     131,825
    Valero Energy Corp.....................................  24,534   1,282,637
*   Weatherford International P.L.C........................  41,816     237,515
    Western Refining, Inc..................................  10,751     224,158
#*  Whiting Petroleum Corp.................................   4,398      32,413
    Williams Cos., Inc. (The)..............................  21,858     523,936
                                                                    -----------
Total Energy...............................................          49,323,057
                                                                    -----------
Financials -- (12.4%)
*   Affiliated Managers Group, Inc.........................   3,986     585,065
    Aflac, Inc.............................................  15,427   1,115,064
*   Alleghany Corp.........................................     720     391,320
    Allied World Assurance Co. Holdings AG.................   1,408      57,714
    Allstate Corp. (The)...................................   9,619     657,266
    Ally Financial, Inc....................................  40,217     725,515
*   Altisource Portfolio Solutions SA......................     400       9,304
    American Express Co....................................  43,590   2,809,811
    American Financial Group, Inc..........................   6,292     459,945
    American International Group, Inc......................  31,624   1,721,611
    Ameriprise Financial, Inc..............................  13,981   1,339,939
#   AmTrust Financial Services, Inc........................  18,720     446,846
    Aon P.L.C..............................................   8,430     902,600
*   Arch Capital Group, Ltd................................   6,695     486,258
    Arthur J Gallagher & Co................................  11,184     550,141
    Artisan Partners Asset Management, Inc. Class A........     408      11,408
    Assurant, Inc..........................................   3,627     301,077
    Assured Guaranty, Ltd..................................  11,966     320,569
    Axis Capital Holdings, Ltd.............................   5,998     333,369
    Bank of America Corp................................... 282,885   4,099,004
    Bank of New York Mellon Corp. (The)....................  36,261   1,428,683
#   Bank of the Ozarks, Inc................................   5,259     189,271
    BB&T Corp..............................................  24,777     913,528
*   Berkshire Hathaway, Inc. Class B.......................  57,446   8,287,734

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
    BlackRock, Inc..........................................   3,275 $1,199,469
#   BOK Financial Corp......................................   1,845    120,349
    Brown & Brown, Inc......................................  14,615    535,786
    Capital One Financial Corp..............................  18,822  1,262,580
    CBOE Holdings, Inc......................................   4,324    297,491
*   CBRE Group, Inc. Class A................................  21,888    622,714
    Charles Schwab Corp. (The)..............................  35,902  1,020,335
    Chubb, Ltd..............................................  12,323  1,543,579
    Cincinnati Financial Corp...............................   9,172    685,148
    CIT Group, Inc..........................................   7,515    259,718
    Citigroup, Inc..........................................  79,962  3,503,135
    Citizens Financial Group, Inc...........................  24,926    556,598
    CME Group, Inc..........................................   8,491    868,120
    CNA Financial Corp......................................   1,453     46,249
    Comerica, Inc...........................................   8,016    362,644
    Commerce Bancshares, Inc................................   8,562    404,897
#*  Credit Acceptance Corp..................................   1,540    278,232
#   Cullen/Frost Bankers, Inc...............................   1,049     71,217
    Discover Financial Services.............................  19,785  1,124,579
*   E*TRADE Financial Corp..................................  13,698    343,546
    East West Bancorp, Inc..................................  11,469    392,469
    Eaton Vance Corp........................................   9,943    375,945
    Endurance Specialty Holdings, Ltd.......................   4,800    324,624
    Erie Indemnity Co. Class A..............................   3,499    341,817
    Everest Re Group, Ltd...................................   2,250    425,273
#   FactSet Research Systems, Inc...........................   1,521    261,551
    Fifth Third Bancorp.....................................  54,347  1,031,506
    First American Financial Corp...........................   9,868    412,581
    First Niagara Financial Group, Inc......................   6,123     62,332
    First Republic Bank.....................................   9,426    675,561
    FirstMerit Corp.........................................   2,975     63,159
    FNF Group...............................................   9,614    362,159
*   FNFV Group..............................................   1,571     18,742
    Franklin Resources, Inc.................................  16,582    600,103
    Goldman Sachs Group, Inc. (The).........................  11,009  1,748,339
    Hartford Financial Services Group, Inc. (The)...........  14,874    592,729
*   Howard Hughes Corp. (The)...............................   2,685    320,750
    Huntington Bancshares, Inc..............................  50,826    482,847
    Intercontinental Exchange, Inc..........................   2,520    665,784
    Invesco, Ltd............................................  29,178    851,414
    Investors Bancorp, Inc..................................   7,326     83,223
    Jones Lang LaSalle, Inc.................................   3,056    334,540
    JPMorgan Chase & Co..................................... 138,831  8,881,019
    KeyCorp.................................................  39,760    465,192
    Legg Mason, Inc.........................................     887     30,282
    Leucadia National Corp..................................  19,702    359,759
    Lincoln National Corp...................................  13,388    584,654
    Loews Corp..............................................  17,929    741,006
    LPL Financial Holdings, Inc.............................   7,655    206,302
    M&T Bank Corp...........................................   3,827    438,421
*   Markel Corp.............................................     671    636,611
    MarketAxess Holdings, Inc...............................   2,207    356,784
    Marsh & McLennan Cos., Inc..............................  19,436  1,277,917

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
    MetLife, Inc............................................  22,114 $  945,152
    Moody's Corp............................................   5,185    549,662
    Morgan Stanley..........................................  28,058    806,106
    Morningstar, Inc........................................     688     58,191
    MSCI, Inc...............................................   4,302    370,144
    Nasdaq, Inc.............................................  11,558    817,844
    Navient Corp............................................  43,623    619,447
    New York Community Bancorp, Inc.........................  25,540    369,053
    Northern Trust Corp.....................................  15,397  1,040,683
    NorthStar Asset Management Group, Inc...................   5,300     62,858
    Old Republic International Corp.........................  22,775    441,380
#*  OneMain Holdings, Inc...................................   1,048     30,224
    PacWest Bancorp.........................................   7,385    305,370
#   People's United Financial, Inc..........................  21,652    328,244
    PNC Financial Services Group, Inc. (The)................  12,605  1,041,803
    Popular, Inc............................................   1,497     50,434
    Principal Financial Group, Inc..........................  18,678    870,955
    ProAssurance Corp.......................................     758     39,158
    Progressive Corp. (The).................................  35,576  1,156,576
    Prosperity Bancshares, Inc..............................   1,306     66,724
    Prudential Financial, Inc...............................  11,614    874,418
    Raymond James Financial, Inc............................   9,964    547,024
*   Realogy Holdings Corp...................................  11,780    365,062
    Regions Financial Corp..................................  59,285    543,643
    Reinsurance Group of America, Inc.......................   3,488    346,184
    RenaissanceRe Holdings, Ltd.............................   2,920    343,158
    S&P Global, Inc.........................................  10,040  1,226,888
*   Santander Consumer USA Holdings, Inc....................  15,949    175,280
    SEI Investments Co......................................   5,708    256,860
*   Signature Bank..........................................   3,411    410,139
*   SLM Corp................................................  23,827    171,316
    State Street Corp.......................................   7,908    520,188
    SunTrust Banks, Inc.....................................  11,061    467,770
*   SVB Financial Group.....................................   3,248    326,164
*   Synchrony Financial.....................................  39,549  1,102,626
    Synovus Financial Corp..................................   2,181     66,390
    T Rowe Price Group, Inc.................................  10,308    728,673
    TD Ameritrade Holding Corp..............................  21,110    640,900
    TFS Financial Corp......................................   8,217    149,549
    Torchmark Corp..........................................   7,339    454,064
    Travelers Cos., Inc. (The)..............................  15,515  1,803,153
    U.S. Bancorp............................................  65,445  2,759,816
    Umpqua Holdings Corp....................................   2,385     36,324
    Unum Group..............................................  11,054    369,314
    Validus Holdings, Ltd...................................     613     30,301
    Voya Financial, Inc.....................................   7,839    200,914
    Waddell & Reed Financial, Inc. Class A..................   4,900     89,474
    Wells Fargo & Co........................................ 203,376  9,755,947
    White Mountains Insurance Group, Ltd....................     291    239,004
    Willis Towers Watson P.L.C..............................   6,553    810,082
    WR Berkley Corp.........................................   8,576    499,037
    XL Group, Ltd...........................................  14,145    489,558

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------ ------------
Financials -- (Continued)
    Zions Bancorporation................................... 11,336 $    316,048
                                                                   ------------
Total Financials...........................................         104,740,099
                                                                   ------------
Health Care -- (13.3%)
    Abbott Laboratories.................................... 54,308    2,430,283
    AbbVie, Inc............................................ 61,930    4,101,624
*   ABIOMED, Inc...........................................  1,900      224,143
#*  Acadia Healthcare Co., Inc.............................  4,761      268,997
#*  ACADIA Pharmaceuticals, Inc............................  1,411       52,263
    Aetna, Inc............................................. 15,015    1,729,878
    Agilent Technologies, Inc.............................. 14,192      682,777
#*  Akorn, Inc.............................................  4,201      143,800
*   Alere, Inc.............................................  1,649       61,838
*   Alexion Pharmaceuticals, Inc...........................  5,119      658,303
*   Align Technology, Inc..................................  3,091      275,563
*   Alkermes P.L.C.........................................  2,168      108,183
*   Allergan P.L.C.........................................  9,312    2,355,470
#*  Alnylam Pharmaceuticals, Inc...........................  1,296       88,232
    AmerisourceBergen Corp.................................  5,897      502,365
    Amgen, Inc............................................. 27,174    4,674,743
*   Amsurg Corp............................................  5,835      437,683
    Anthem, Inc............................................ 10,901    1,431,737
#*  athenahealth, Inc......................................    841      107,471
    Baxter International, Inc.............................. 20,028      961,745
    Becton Dickinson and Co................................  7,757    1,365,232
*   Bio-Rad Laboratories, Inc. Class A.....................  1,421      206,173
    Bio-Techne Corp........................................  1,453      163,346
*   Biogen, Inc............................................  7,412    2,148,961
*   BioMarin Pharmaceutical, Inc...........................  2,354      234,035
*   Bluebird Bio, Inc......................................    688       39,340
*   Boston Scientific Corp................................. 25,046      608,117
    Bristol-Myers Squibb Co................................ 28,095    2,101,787
*   Brookdale Senior Living, Inc...........................  2,883       53,249
    Bruker Corp............................................ 10,880      271,130
    Cardinal Health, Inc................................... 12,860    1,075,096
*   Celgene Corp........................................... 24,727    2,774,122
*   Centene Corp........................................... 15,524    1,095,218
*   Cerner Corp............................................  8,611      537,240
    Cigna Corp.............................................  7,178      925,675
*   Community Health Systems, Inc..........................  9,522      121,596
    Cooper Cos., Inc. (The)................................  2,492      454,715
    CR Bard, Inc...........................................  2,872      642,553
    Danaher Corp........................................... 21,853    1,779,708
*   DaVita HealthCare Partners, Inc........................ 17,026    1,320,196
    DENTSPLY SIRONA, Inc................................... 12,108      775,396
*   DexCom, Inc............................................    748       68,988
*   Edwards Lifesciences Corp..............................  6,588      754,458
    Eli Lilly & Co......................................... 28,494    2,361,868
*   Endo International P.L.C...............................  7,804      135,477
*   Envision Healthcare Holdings, Inc...................... 12,562      308,900
*   Express Scripts Holding Co............................. 28,753    2,187,241
    Gilead Sciences, Inc................................... 54,053    4,295,592
*   HCA Holdings, Inc......................................  9,365      722,322

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Health Care -- (Continued)
    HealthSouth Corp.......................................   5,846 $   251,670
*   Henry Schein, Inc......................................   4,025     728,445
*   Hologic, Inc...........................................  23,393     900,397
*   Horizon Pharma P.L.C...................................   2,352      45,370
    Humana, Inc............................................   4,332     747,487
*   IDEXX Laboratories, Inc................................   2,958     277,431
*   Illumina, Inc..........................................   4,469     743,418
#*  IMS Health Holdings, Inc...............................  12,484     374,770
*   Incyte Corp............................................   4,772     430,482
*   Intuitive Surgical, Inc................................     852     592,788
*   Jazz Pharmaceuticals P.L.C.............................   1,771     267,368
    Johnson & Johnson......................................  95,307  11,935,296
*   Laboratory Corp. of America Holdings...................   7,065     985,991
*   Mallinckrodt P.L.C.....................................   7,306     491,986
    McKesson Corp..........................................   9,209   1,791,703
*   Medivation, Inc........................................   5,030     321,870
*   MEDNAX, Inc............................................   7,505     517,170
    Medtronic P.L.C........................................  37,021   3,244,150
    Merck & Co., Inc....................................... 119,713   7,022,365
*   Mettler-Toledo International, Inc......................     885     363,921
#*  Molina Healthcare, Inc.................................   3,700     210,197
*   Mylan NV...............................................  14,607     683,462
*   Neurocrine Biosciences, Inc............................   1,823      91,569
#*  OPKO Health, Inc.......................................  24,564     244,412
    Patterson Cos., Inc....................................   9,200     454,112
    PerkinElmer, Inc.......................................   6,622     376,924
    Perrigo Co. P.L.C......................................   2,233     204,074
    Pfizer, Inc............................................ 223,298   8,237,463
*   Premier, Inc. Class A..................................   2,756      90,121
    Quest Diagnostics, Inc.................................  12,031   1,038,997
*   Quintiles Transnational Holdings, Inc..................   2,949     228,960
*   Quorum Health Corp.....................................   3,039      33,095
*   Regeneron Pharmaceuticals, Inc.........................   2,326     988,829
#   ResMed, Inc............................................   4,233     291,569
#*  Seattle Genetics, Inc..................................   3,513     168,835
    St Jude Medical, Inc...................................  12,265   1,018,486
    STERIS P.L.C...........................................   4,557     323,319
    Stryker Corp...........................................  10,671   1,240,824
#*  Taro Pharmaceutical Industries, Ltd....................   1,103     154,376
#*  Team Health Holdings, Inc..............................   4,061     165,851
    Teleflex, Inc..........................................   2,190     394,879
*   Tenet Healthcare Corp..................................   6,816     208,638
    Thermo Fisher Scientific, Inc..........................  13,980   2,220,583
#*  United Therapeutics Corp...............................   2,565     310,391
    UnitedHealth Group, Inc................................  36,225   5,187,420
    Universal Health Services, Inc. Class B................   8,559   1,108,647
#*  Varian Medical Systems, Inc............................   3,807     360,675
*   VCA, Inc...............................................   6,133     437,528
*   Veeva Systems, Inc. Class A............................   3,653     138,777
*   Vertex Pharmaceuticals, Inc............................   2,822     273,734
*   Waters Corp............................................   2,596     412,582
*   WellCare Health Plans, Inc.............................   4,697     501,640
    West Pharmaceutical Services, Inc......................   3,623     290,854

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Health Care -- (Continued)
    Zimmer Biomet Holdings, Inc...........................   5,101 $    668,945
    Zoetis, Inc...........................................  16,081      811,608
                                                                   ------------
Total Health Care.........................................          112,431,283
                                                                   ------------
Industrials -- (11.6%)
    3M Co.................................................  23,365    4,167,381
    Acuity Brands, Inc....................................   1,421      372,913
*   AECOM.................................................  14,215      504,490
    AGCO Corp.............................................   7,461      359,322
    Air Lease Corp........................................   3,866      111,379
    Alaska Air Group, Inc.................................  12,871      865,189
    Allegion P.L.C........................................   3,331      241,131
    Allison Transmission Holdings, Inc....................  17,054      491,496
    AMERCO................................................   1,383      546,990
#   American Airlines Group, Inc..........................  22,473      797,792
    AMETEK, Inc...........................................  18,639      876,592
    AO Smith Corp.........................................   3,079      286,008
*   Avis Budget Group, Inc................................  12,341      453,285
    B/E Aerospace, Inc....................................   6,919      330,970
*   Babcock & Wilcox Enterprises, Inc.....................   1,255       19,277
    Boeing Co. (The)......................................  23,780    3,178,435
    BWX Technologies, Inc.................................   2,510       92,393
    Carlisle Cos., Inc....................................   5,181      535,145
#   Caterpillar, Inc......................................  29,680    2,456,317
    CH Robinson Worldwide, Inc............................   4,661      324,499
    Chicago Bridge & Iron Co. NV..........................   4,287      144,943
    Cintas Corp...........................................   3,928      421,357
*   Civeo Corp............................................   2,890        3,959
*   Clean Harbors, Inc....................................   1,175       60,419
*   Colfax Corp...........................................   1,340       39,342
*   Copart, Inc...........................................   8,538      430,657
    Crane Co..............................................   1,416       88,217
    CSX Corp..............................................  36,668    1,038,804
    Cummins, Inc..........................................   7,384      906,534
#   Deere & Co............................................  13,772    1,070,222
    Delta Air Lines, Inc..................................  37,012    1,434,215
    Donaldson Co., Inc....................................  10,183      367,912
    Dover Corp............................................  13,198      942,733
    Dun & Bradstreet Corp. (The)..........................   1,994      257,725
    Eaton Corp. P.L.C.....................................  16,106    1,021,281
    Emerson Electric Co...................................  29,603    1,654,808
    Equifax, Inc..........................................   4,059      537,655
    Expeditors International of Washington, Inc...........   6,383      315,512
    Fastenal Co...........................................  10,609      453,535
    FedEx Corp............................................  11,110    1,798,709
    Flowserve Corp........................................   9,602      459,456
    Fluor Corp............................................  13,161      704,377
*   Fortive Corp..........................................  10,926      526,742
    Fortune Brands Home & Security, Inc...................   6,380      403,663
    General Dynamics Corp.................................  10,798    1,586,118
    General Electric Co................................... 231,277    7,201,966
*   Genesee & Wyoming, Inc. Class A.......................     497       32,181
    Graco, Inc............................................   4,282      316,911

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                              SHARES   VALUE+
                                                              ------ ----------
Industrials -- (Continued)
*   HD Supply Holdings, Inc..................................  6,743 $  244,029
*   Herc Holdings, Inc.......................................  2,880    101,808
*   Hertz Global Holdings, Inc...............................  8,641    420,644
    Hexcel Corp..............................................  6,951    300,075
    Honeywell International, Inc............................. 27,882  3,243,513
    Hubbell, Inc.............................................  4,345    468,521
    Huntington Ingalls Industries, Inc.......................  3,957    682,899
    IDEX Corp................................................  4,211    378,106
#*  IHS Markit, Ltd..........................................  1,849     64,234
    Illinois Tool Works, Inc................................. 11,749  1,355,835
    Ingersoll-Rand P.L.C..................................... 20,701  1,371,648
    ITT, Inc.................................................  2,579     81,780
*   Jacobs Engineering Group, Inc............................  6,542    350,128
    JB Hunt Transport Services, Inc..........................  6,134    509,919
*   JetBlue Airways Corp..................................... 28,835    528,546
    Kansas City Southern.....................................  7,921    761,287
    KAR Auction Services, Inc................................ 10,235    437,751
    KBR, Inc.................................................  2,124     29,778
*   Kirby Corp...............................................  5,215    284,165
    L-3 Communications Holdings, Inc.........................  4,134    626,838
    Lennox International, Inc................................  1,813    284,278
    Lincoln Electric Holdings, Inc...........................  4,410    273,685
    Lockheed Martin Corp..................................... 10,336  2,612,217
    Macquarie Infrastructure Corp............................  4,072    312,119
    ManpowerGroup, Inc.......................................  5,706    395,996
    Masco Corp...............................................  8,811    321,425
*   Middleby Corp. (The).....................................  2,081    250,511
    MSC Industrial Direct Co., Inc. Class A..................  4,076    292,779
    Nielsen Holdings P.L.C................................... 17,176    925,099
    Nordson Corp.............................................  4,367    385,562
    Norfolk Southern Corp.................................... 11,123    998,623
    Northrop Grumman Corp....................................  6,305  1,365,852
*   Old Dominion Freight Line, Inc...........................  9,616    669,851
    Orbital ATK, Inc.........................................  4,777    416,172
    Oshkosh Corp.............................................  2,396    131,996
    Owens Corning............................................ 10,232    541,375
#   PACCAR, Inc.............................................. 20,111  1,185,946
    Parker-Hannifin Corp.....................................  8,481    968,445
    Pentair P.L.C............................................ 11,620    741,588
    Pitney Bowes, Inc........................................ 13,046    251,918
*   Quanta Services, Inc.....................................  3,774     96,614
    Raytheon Co.............................................. 10,538  1,470,367
    Republic Services, Inc................................... 23,189  1,188,668
    Robert Half International, Inc...........................  5,089    185,952
#   Rockwell Automation, Inc.................................  5,377    615,129
    Rockwell Collins, Inc....................................  5,379    455,171
    Rollins, Inc.............................................  5,657    159,414
    Roper Technologies, Inc..................................  6,001  1,022,330
    RR Donnelley & Sons Co...................................  3,166     56,735
    Ryder System, Inc........................................  6,815    449,109
*   Sensata Technologies Holding NV..........................  8,610    326,491
    Snap-on, Inc.............................................  2,847    447,463
    Southwest Airlines Co.................................... 35,921  1,329,436

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Industrials -- (Continued)
*   Spirit Aerosystems Holdings, Inc. Class A..............  12,597 $   546,458
*   Spirit Airlines, Inc...................................   6,150     262,913
    Stanley Black & Decker, Inc............................  12,041   1,465,390
*   Stericycle, Inc........................................   3,255     293,829
#*  Swift Transportation Co................................   5,731     110,322
*   Teledyne Technologies, Inc.............................     733      76,965
    Terex Corp.............................................   2,690      64,937
    Textron, Inc...........................................  21,648     844,272
    Toro Co. (The).........................................   3,800     349,410
*   TransDigm Group, Inc...................................   1,539     430,181
#   Trinity Industries, Inc................................  17,371     403,181
    Tyco International P.L.C...............................  19,740     899,552
    Union Pacific Corp.....................................  36,430   3,389,812
*   United Continental Holdings, Inc.......................  20,498     961,151
    United Parcel Service, Inc. Class B....................  26,197   2,831,896
*   United Rentals, Inc....................................  12,501     995,955
    United Technologies Corp...............................  35,870   3,861,406
*   USG Corp...............................................  13,930     392,269
*   Vectrus, Inc...........................................     279       8,691
*   Verisk Analytics, Inc..................................   6,312     538,287
#*  Veritiv Corp...........................................     102       4,306
*   WABCO Holdings, Inc....................................   2,175     218,087
    Wabtec Corp............................................   5,165     353,803
*   Waste Connections Inc..................................  10,354     771,166
    Waste Management, Inc..................................  20,248   1,338,798
    Watsco, Inc............................................   2,376     342,239
    WW Grainger, Inc.......................................   3,341     731,178
#*  XPO Logistics, Inc.....................................   2,144      63,505
    Xylem, Inc.............................................  11,734     561,003
                                                                    -----------
Total Industrials..........................................          97,711,739
                                                                    -----------
Information Technology -- (19.4%)
    Accenture P.L.C. Class A...............................  23,995   2,706,876
    Activision Blizzard, Inc...............................  14,168     568,987
*   Adobe Systems, Inc.....................................  11,345   1,110,222
*   Akamai Technologies, Inc...............................  10,725     541,934
*   Alliance Data Systems Corp.............................   2,227     515,818
*   Alphabet, Inc. Class A.................................   8,274   6,547,547
*   Alphabet, Inc. Class C.................................   8,974   6,899,121
    Amdocs, Ltd............................................  10,127     591,012
    Amphenol Corp. Class A.................................  10,723     638,233
    Analog Devices, Inc....................................  10,265     655,215
*   ANSYS, Inc.............................................   2,827     252,621
    Apple, Inc............................................. 272,446  28,391,598
    Applied Materials, Inc.................................  47,748   1,255,295
*   Arista Networks, Inc...................................   3,560     253,721
*   ARRIS International P.L.C..............................  17,379     473,404
*   Arrow Electronics, Inc.................................   7,538     501,202
*   Aspen Technology, Inc..................................   1,797      75,276
*   Autodesk, Inc..........................................   3,243     192,796
    Automatic Data Processing, Inc.........................  15,190   1,351,150
    Avnet, Inc.............................................  10,923     448,935
*   Blackhawk Network Holdings, Inc........................   1,128      39,243

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Information Technology -- (Continued)
    Booz Allen Hamilton Holding Corp........................  10,363 $  320,009
    Broadcom, Ltd...........................................   9,855  1,596,313
    Broadridge Financial Solutions, Inc.....................   4,503    304,763
    Brocade Communications Systems, Inc.....................  27,637    257,024
    CA, Inc.................................................  33,691  1,167,393
*   Cadence Design Systems, Inc.............................  11,130    267,677
    CDK Global, Inc.........................................   5,409    312,586
    CDW Corp................................................   9,293    398,948
    Cisco Systems, Inc...................................... 187,620  5,728,039
*   Citrix Systems, Inc.....................................   5,557    495,295
    Cognex Corp.............................................   2,100     94,857
*   Cognizant Technology Solutions Corp. Class A............  21,654  1,244,888
*   CommerceHub, Inc. Series A..............................     922     12,995
*   CommerceHub, Inc. Series C..............................   1,843     25,805
*   CommScope Holding Co., Inc..............................   8,861    265,387
    Computer Sciences Corp..................................   8,370    400,337
    Corning, Inc............................................  33,930    753,925
*   CoStar Group, Inc.......................................     711    147,817
*   Cree, Inc...............................................   1,600     45,760
    CSRA, Inc...............................................   5,499    148,033
#   Cypress Semiconductor Corp..............................   5,982     69,630
    Dolby Laboratories, Inc. Class A........................   3,659    184,084
    DST Systems, Inc........................................   2,212    272,806
*   eBay, Inc...............................................  37,046  1,154,353
*   EchoStar Corp. Class A..................................   3,187    124,134
*   Electronic Arts, Inc....................................   9,265    707,105
    EMC Corp................................................  71,606  2,025,018
*   EPAM Systems, Inc.......................................   1,500    105,360
*   Euronet Worldwide, Inc..................................   3,300    251,658
*   F5 Networks, Inc........................................   2,424    299,170
*   Facebook, Inc. Class A..................................  56,932  7,056,152
    FEI Co..................................................     417     44,377
    Fidelity National Information Services, Inc.............  11,332    901,234
*   FireEye, Inc............................................   2,423     42,209
#*  First Solar, Inc........................................   8,021    374,420
*   Fiserv, Inc.............................................   7,542    832,335
*   FleetCor Technologies, Inc..............................   4,913    745,204
*   Flextronics International, Ltd..........................  53,082    672,549
    FLIR Systems, Inc.......................................  12,328    401,646
*   Fortinet, Inc...........................................   3,563    123,600
*   Gartner, Inc............................................   2,263    226,866
*   Genpact, Ltd............................................  11,947    319,821
    Global Payments, Inc....................................   6,914    516,199
*   Guidewire Software, Inc.................................   2,910    178,878
    Harris Corp.............................................   6,583    570,219
    Hewlett Packard Enterprise Co...........................  56,837  1,194,714
    HP, Inc.................................................  57,937    811,697
    IAC/InterActiveCorp.....................................   5,336    309,275
    Ingram Micro, Inc. Class A..............................   9,662    330,827
*   Integrated Device Technology, Inc.......................   1,951     42,902
    Intel Corp.............................................. 250,249  8,723,680
    International Business Machines Corp....................  35,493  5,700,886
    Intuit, Inc.............................................   9,218  1,023,106

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Information Technology -- (Continued)
*   IPG Photonics Corp.....................................   4,174 $   351,826
    Jabil Circuit, Inc.....................................  22,733     462,617
    Jack Henry & Associates, Inc...........................   4,133     368,870
    Juniper Networks, Inc..................................  18,390     417,269
*   Keysight Technologies, Inc.............................  14,378     420,413
    KLA-Tencor Corp........................................   5,111     386,954
    Lam Research Corp......................................  10,547     946,804
    Leidos Holdings, Inc...................................   4,055     202,791
    Linear Technology Corp.................................   8,916     534,871
*   LinkedIn Corp. Class A.................................   1,419     273,484
*   Lumentum Holdings, Inc.................................     523      15,821
*   Manhattan Associates, Inc..............................   4,943     286,941
    Marvell Technology Group, Ltd..........................  25,905     304,384
    MasterCard, Inc. Class A...............................  37,234   3,546,166
    Maxim Integrated Products, Inc.........................  10,549     430,188
    MAXIMUS, Inc...........................................   4,418     260,309
#   Microchip Technology, Inc..............................   8,331     463,537
*   Micron Technology, Inc.................................  57,211     786,079
*   Microsemi Corp.........................................   5,362     209,118
    Microsoft Corp......................................... 257,368  14,587,618
    Motorola Solutions, Inc................................   4,882     338,713
    National Instruments Corp..............................   4,849     139,069
*   NCR Corp...............................................   4,771     157,300
    NetApp, Inc............................................  19,765     520,808
*   NetSuite, Inc..........................................     974     106,020
#*  NeuStar, Inc. Class A..................................   1,135      28,591
*   Nuance Communications, Inc.............................  19,746     317,318
#   NVIDIA Corp............................................  26,473   1,511,608
*   ON Semiconductor Corp..................................  36,522     366,316
    Oracle Corp............................................ 121,109   4,970,313
#*  Palo Alto Networks, Inc................................   1,382     180,890
    Paychex, Inc...........................................  12,245     725,884
*   PayPal Holdings, Inc...................................  28,766   1,071,246
*   PTC, Inc...............................................   5,022     199,524
*   Qorvo, Inc.............................................   7,173     453,549
    QUALCOMM, Inc..........................................  53,124   3,324,500
*   Rackspace Hosting, Inc.................................  10,039     235,214
*   Red Hat, Inc...........................................   4,709     354,541
    Sabre Corp.............................................   8,652     252,206
*   salesforce.com, Inc....................................  10,684     873,951
#   Seagate Technology P.L.C...............................  12,680     406,140
*   ServiceNow, Inc........................................   1,939     145,270
    Skyworks Solutions, Inc................................   9,733     642,573
#*  Splunk, Inc............................................   2,059     128,770
    SS&C Technologies Holdings, Inc........................  10,824     348,749
#*  SunPower Corp..........................................   1,985      28,941
    Symantec Corp..........................................  27,261     556,942
*   Synopsys, Inc..........................................   8,694     470,867
*   Syntel, Inc............................................   4,364     197,733
*   Tableau Software, Inc. Class A.........................     780      44,078
    TE Connectivity, Ltd...................................  16,176     975,089
*   Teradata Corp..........................................   2,075      58,889
    Teradyne, Inc..........................................  17,953     354,572

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------ ------------
Information Technology -- (Continued)
    Texas Instruments, Inc................................. 34,634 $  2,415,721
    Total System Services, Inc.............................  8,904      453,392
*   Trimble Navigation, Ltd................................ 17,173      454,054
#*  Twitter, Inc...........................................  6,602      109,857
*   Tyler Technologies, Inc................................  1,406      229,206
#*  Ubiquiti Networks, Inc.................................    923       41,277
*   Ultimate Software Group, Inc. (The)....................    590      123,369
*   Vantiv, Inc. Class A...................................  5,248      287,433
*   VeriFone Systems, Inc..................................  5,152       98,712
#*  VeriSign, Inc..........................................  3,210      278,018
#   Visa, Inc. Class A..................................... 55,557    4,336,224
#*  VMware, Inc. Class A...................................  1,635      119,322
#   Western Digital Corp................................... 15,745      748,045
#   Western Union Co. (The)................................ 20,433      408,660
*   WEX, Inc...............................................  2,148      201,225
#*  Workday, Inc. Class A..................................  1,215      101,258
    Xerox Corp............................................. 62,052      639,136
    Xilinx, Inc............................................ 12,433      635,078
*   Yahoo!, Inc............................................ 22,399      855,418
*   Zebra Technologies Corp. Class A.......................    580       30,746
#*  Zillow Group, Inc. Class A.............................  3,330      131,235
#*  Zillow Group, Inc. Class C.............................  7,554      296,494
*   Zynga, Inc. Class A.................................... 11,278       32,368
                                                                   ------------
Total Information Technology...............................         163,102,653
                                                                   ------------
Materials -- (3.9%)
    Air Products & Chemicals, Inc..........................  7,106    1,061,779
    Albemarle Corp.........................................  6,546      550,977
#   Alcoa, Inc............................................. 73,980      785,668
    AptarGroup, Inc........................................  4,766      372,606
    Ashland, Inc...........................................  4,947      560,198
    Avery Dennison Corp....................................  5,381      419,126
*   Axalta Coating Systems, Ltd............................  9,249      264,059
#   Ball Corp..............................................  5,852      413,561
    Bemis Co., Inc......................................... 10,750      548,680
*   Berry Plastics Group, Inc..............................  8,264      338,824
    Celanese Corp. Series A................................  6,512      412,991
    CF Industries Holdings, Inc............................ 19,398      478,743
*   Crown Holdings, Inc....................................  4,894      259,235
    Dow Chemical Co. (The)................................. 38,041    2,041,660
    Eagle Materials, Inc...................................  3,056      256,551
    Eastman Chemical Co.................................... 13,740      896,260
    Ecolab, Inc............................................  9,118    1,079,389
    EI du Pont de Nemours & Co............................. 21,745    1,504,102
    FMC Corp...............................................  6,054      287,807
    Freeport-McMoRan, Inc.................................. 81,518    1,056,473
*   GCP Applied Technologies, Inc..........................  2,385       65,659
    Graphic Packaging Holding Co........................... 44,118      601,770
    Huntsman Corp.......................................... 27,597      426,650
*   Ingevity Corp..........................................  1,509       57,749
    International Flavors & Fragrances, Inc................  2,952      393,354
    International Paper Co................................. 26,685    1,222,440
    LyondellBasell Industries NV Class A................... 16,557    1,246,080

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Materials -- (Continued)
    Martin Marietta Materials, Inc.........................   4,248 $   860,857
    Monsanto Co............................................  14,696   1,569,092
#   Mosaic Co. (The).......................................  20,596     556,092
    NewMarket Corp.........................................     794     339,784
    Newmont Mining Corp....................................  34,722   1,527,768
    Nucor Corp.............................................  21,095   1,131,536
    Olin Corp..............................................   9,642     201,518
*   Owens-Illinois, Inc....................................   5,872     110,335
    Packaging Corp. of America.............................   9,543     712,767
*   Platform Specialty Products Corp.......................   5,743      52,836
    PolyOne Corp...........................................   1,543      54,113
    PPG Industries, Inc....................................   8,516     891,710
    Praxair, Inc...........................................  10,756   1,253,504
    Reliance Steel & Aluminum Co...........................   6,162     483,347
    Royal Gold, Inc........................................   3,173     268,245
    RPM International, Inc.................................   7,001     379,874
    Scotts Miracle-Gro Co. (The) Class A...................   5,416     399,430
    Sealed Air Corp........................................   6,354     299,782
    Sherwin-Williams Co. (The).............................   2,914     873,413
    Sonoco Products Co.....................................   9,980     508,281
    Southern Copper Corp...................................   6,014     156,304
    Steel Dynamics, Inc....................................  13,057     350,189
    Valspar Corp. (The)....................................   3,319     353,374
    Vulcan Materials Co....................................   8,774   1,087,800
    Westlake Chemical Corp.................................   7,021     321,141
    WestRock Co............................................  13,354     573,020
    WR Grace & Co..........................................   2,385     178,565
                                                                    -----------
Total Materials............................................          33,097,068
                                                                    -----------
Telecommunication Services -- (3.3%)
    AT&T, Inc.............................................. 280,581  12,146,351
    CenturyLink, Inc.......................................  51,248   1,611,237
    Frontier Communications Corp...........................  67,799     352,555
*   Level 3 Communications, Inc............................  11,411     577,397
*   SBA Communications Corp. Class A.......................   3,511     403,765
#*  Sprint Corp............................................  54,103     332,192
*   T-Mobile US, Inc.......................................  12,706     588,796
    Telephone & Data Systems, Inc..........................   1,594      50,195
*   United States Cellular Corp............................     389      15,735
    Verizon Communications, Inc............................ 202,782  11,236,151
    Windstream Holdings, Inc...............................   8,932      83,157
                                                                    -----------
Total Telecommunication Services...........................          27,397,531
                                                                    -----------
Utilities -- (2.7%)
    AES Corp...............................................  18,516     228,673
    Alliant Energy Corp....................................   6,230     250,757
    Ameren Corp............................................   6,765     354,757
    American Electric Power Co., Inc.......................  14,489   1,004,088
    American Water Works Co., Inc..........................   4,936     407,615
    Aqua America, Inc......................................   8,962     310,444
    Atmos Energy Corp......................................   3,765     300,409
    Avangrid, Inc..........................................   2,800     126,392

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------ ------------
Utilities -- (Continued)
*            Calpine Corp.................................. 37,972 $    521,735
             CenterPoint Energy, Inc....................... 11,333      271,085
             CMS Energy Corp...............................  7,873      355,702
             Consolidated Edison, Inc......................  9,338      747,787
             Dominion Resources, Inc....................... 17,662    1,377,989
             DTE Energy Co.................................  5,476      534,020
             Duke Energy Corp.............................. 19,471    1,666,523
#*           Dynegy, Inc...................................  3,356       50,776
             Edison International..........................  9,361      724,354
             Entergy Corp..................................  4,414      359,255
             Eversource Energy.............................  9,439      552,087
             Exelon Corp................................... 27,206    1,014,240
             FirstEnergy Corp.............................. 11,708      408,843
             Great Plains Energy, Inc......................  8,464      252,058
             ITC Holdings Corp.............................  7,667      354,599
             MDU Resources Group, Inc......................  9,332      224,435
             National Fuel Gas Co..........................  4,472      252,713
             NextEra Energy, Inc........................... 13,648    1,750,902
             NiSource, Inc................................. 15,254      391,418
             NRG Energy, Inc............................... 22,017      304,715
             NRG Yield, Inc. Class A.......................  1,335       22,935
#            NRG Yield, Inc. Class C.......................  1,335       23,950
             OGE Energy Corp...............................  5,554      178,672
             ONE Gas, Inc..................................    692       44,952
             PG&E Corp..................................... 14,614      934,419
             Pinnacle West Capital Corp....................  3,089      243,629
             PPL Corp...................................... 19,956      752,541
             Public Service Enterprise Group, Inc.......... 14,957      688,172
             Questar Corp..................................  7,098      178,657
             SCANA Corp....................................  4,004      300,060
             Sempra Energy.................................  6,738      753,847
             Southern Co. (The)............................ 26,967    1,442,734
             UGI Corp...................................... 13,424      607,570
             Vectren Corp..................................  4,608      238,372
             WEC Energy Group, Inc.........................  9,487      615,801
             Westar Energy, Inc............................  5,228      290,520
             Xcel Energy, Inc.............................. 15,074      662,955
                                                                   ------------
Total Utilities............................................          23,078,157
                                                                   ------------
TOTAL COMMON STOCKS........................................         813,586,224
                                                                   ------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)*   Community Health Systems, Inc. Contingent
               Value Rights................................  4,045           17
(degrees)#*  Safeway Casa Ley Contingent Value Rights......  6,868        6,970

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
(degrees)#*  Safeway PDC, LLC Contingent Value Rights...     6,868 $        335
TOTAL RIGHTS/WARRANTS...................................                  7,322
                                                                   ------------
TOTAL INVESTMENT SECURITIES.............................            813,593,546
                                                                   ------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
             State Street Institutional Liquid
               Reserves, 0.457%......................... 1,616,986    1,616,986
                                                                   ------------
SECURITIES LENDING COLLATERAL -- (3.2%)
(S)@         DFA Short Term Investment Fund............. 2,308,957   26,714,637
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $770,679,769)^^.....           $841,925,169
                                                                   ============

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                    LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                  ------------ ----------- ------- ------------
 Common Stocks
    Consumer Discretionary....... $126,117,953          --   --    $126,117,953
    Consumer Staples.............   76,586,684          --   --      76,586,684
    Energy.......................   49,323,057          --   --      49,323,057
    Financials...................  104,740,099          --   --     104,740,099
    Health Care..................  112,431,283          --   --     112,431,283
    Industrials..................   97,711,739          --   --      97,711,739
    Information Technology.......  163,102,653          --   --     163,102,653
    Materials....................   33,097,068          --   --      33,097,068
    Telecommunication Services...   27,397,531          --   --      27,397,531
    Utilities....................   23,078,157          --   --      23,078,157
 Rights/Warrants.................           -- $     7,322   --           7,322
 Temporary Cash Investments......    1,616,986          --   --       1,616,986
 Securities Lending Collateral...           --  26,714,637   --      26,714,637
                                  ------------ -----------   --    ------------
 TOTAL........................... $815,203,210 $26,721,959   --    $841,925,169
                                  ============ ===========   ==    ============

                       DFA COMMODITY STRATEGY PORTFOLIO
                     CONSOLIDATED SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
BONDS -- (75.1%)

AUSTRALIA -- (2.3%)
Australia & New Zealand Banking Group, Ltd.
    1.250%, 06/13/17....................................... $ 8,000 $ 8,011,840
BHP Billiton Finance USA, Ltd.
    1.625%, 02/24/17.......................................   5,000   5,012,825
    5.400%, 03/29/17.......................................   1,000   1,027,285
Commonwealth Bank of Australia
    1.900%, 09/18/17.......................................   7,000   7,059,024
Macquarie Group, Ltd.
##  3.000%, 12/03/18.......................................   5,000   5,130,815
Westpac Banking Corp.
    2.000%, 08/14/17.......................................   3,000   3,029,265
    2.250%, 07/30/18.......................................   3,200   3,259,741
                                                                    -----------
TOTAL AUSTRALIA............................................          32,530,795
                                                                    -----------
BELGIUM -- (0.8%)
Anheuser-Busch Cos., LLC
    5.600%, 03/01/17.......................................   5,000   5,137,145
Anheuser-Busch InBev Worldwide, Inc.
    1.375%, 07/15/17.......................................   6,000   6,017,874
                                                                    -----------
TOTAL BELGIUM..............................................          11,155,019
                                                                    -----------
CANADA -- (3.9%)
Bank of Montreal
    2.375%, 01/25/19.......................................   1,550   1,589,170
Canadian National Railway Co.
    1.450%, 12/15/16.......................................     264     264,535
Ontario, Province of Canada
    1.100%, 10/25/17.......................................  10,000  10,025,880
    1.200%, 02/14/18.......................................  15,000  15,056,235
Royal Bank of Canada
    1.500%, 01/16/18.......................................   6,180   6,205,579
    2.200%, 07/27/18.......................................   1,005   1,023,026
Thomson Reuters Corp.
    1.650%, 09/29/17.......................................   5,092   5,111,594
    6.500%, 07/15/18.......................................   1,000   1,093,576
Toronto-Dominion Bank (The)
    1.400%, 04/30/18.......................................  10,000  10,046,440
    2.125%, 07/02/19.......................................   4,850   4,955,550
                                                                    -----------
TOTAL CANADA...............................................          55,371,585
                                                                    -----------
FINLAND -- (0.1%)
Municipality Finance P.L.C.
    1.750%, 05/21/19.......................................   1,150   1,169,826
                                                                    -----------
FRANCE -- (1.7%)
BNP Paribas SA
    2.375%, 09/14/17.......................................   6,140   6,216,345

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
FRANCE -- (Continued)
BPCE SA
    1.625%, 01/26/18....................................... $ 1,950 $ 1,957,404
Orange SA
    2.750%, 09/14/16.......................................   4,000   4,008,480
Sanofi
    1.250%, 04/10/18.......................................   1,800   1,809,922
Societe Generale SA
    2.750%, 10/12/17.......................................   7,000   7,107,030
Total Capital Canada, Ltd.
    1.450%, 01/15/18.......................................   2,000   2,010,214
Total Capital International SA
    1.550%, 06/28/17.......................................   1,040   1,045,209
                                                                    -----------
TOTAL FRANCE...............................................          24,154,604
                                                                    -----------
GERMANY -- (1.1%)
Daimler Finance North America LLC
##  1.650%, 03/02/18.......................................  11,290  11,361,760
Deutsche Bank AG
    6.000%, 09/01/17.......................................   4,300   4,469,824
                                                                    -----------
TOTAL GERMANY..............................................          15,831,584
                                                                    -----------
IRELAND -- (0.5%)
Actavis, Inc.
    1.875%, 10/01/17.......................................   7,500   7,541,512
Medtronic, Inc.
    1.375%, 04/01/18.......................................     300     302,036
                                                                    -----------
TOTAL IRELAND..............................................           7,843,548
                                                                    -----------
ITALY -- (0.6%)
Enel Finance International NV
##  6.250%, 09/15/17.......................................   4,300   4,529,964
Intesa Sanpaolo SpA
    3.875%, 01/16/18.......................................   1,500   1,535,220
    3.875%, 01/15/19.......................................   2,570   2,650,104
                                                                    -----------
TOTAL ITALY................................................           8,715,288
                                                                    -----------
JAPAN -- (3.4%)
American Honda Finance Corp.
    1.550%, 12/11/17.......................................   7,605   7,667,749
Japan Bank for International Cooperation
    1.125%, 07/19/17.......................................  15,000  14,990,385
Japan Finance Organization for Municipalities
    1.500%, 09/12/17.......................................   8,000   8,020,008
Mizuho Bank, Ltd.
##  1.550%, 10/17/17.......................................   7,700   7,713,983
Nomura Holdings, Inc.
    2.000%, 09/13/16.......................................   1,000   1,001,414
    2.750%, 03/19/19.......................................   1,034   1,060,690

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                            FACE
                                                           AMOUNT^
                                                            (000)    VALUE+
                                                           ------- -----------
JAPAN -- (Continued)
Sumitomo Mitsui Banking Corp.
    2.450%, 01/10/19...................................... $ 3,500 $ 3,574,172
Toyota Motor Credit Corp.
    2.000%, 10/24/18......................................   4,149   4,231,233
                                                                   -----------
TOTAL JAPAN...............................................          48,259,634
                                                                   -----------
NETHERLANDS -- (2.7%)
Bank Nederlandse Gemeenten NV
    1.375%, 09/27/17......................................  10,000  10,054,290
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
    1.700%, 03/19/18......................................   2,800   2,818,931
Cooperatieve Rabobank UA
    2.250%, 01/14/19......................................   4,530   4,621,112
Heineken NV
##  1.400%, 10/01/17......................................   2,500   2,513,822
Koninklijke Philips NV
    5.750%, 03/11/18......................................   6,725   7,192,704
Mylan, Inc.
    1.350%, 11/29/16......................................   7,038   7,041,955
Shell International Finance BV
    1.900%, 08/10/18......................................   4,000   4,061,480
                                                                   -----------
TOTAL NETHERLANDS.........................................          38,304,294
                                                                   -----------
NORWAY -- (0.1%)
Statoil ASA
    1.950%, 11/08/18......................................   1,035   1,051,265
                                                                   -----------
SPAIN -- (0.8%)
Santander Bank NA
    2.000%, 01/12/18......................................   4,500   4,508,051
Telefonica Emisiones SAU
    6.221%, 07/03/17......................................   2,000   2,087,360
    3.192%, 04/27/18......................................   4,800   4,925,664
                                                                   -----------
TOTAL SPAIN...............................................          11,521,075
                                                                   -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (0.4%)
European Bank for Reconstruction & Development
    0.750%, 09/01/17......................................   5,000   5,010,170
                                                                   -----------
SWEDEN -- (1.0%)
Kommuninvest I Sverige AB
    1.625%, 02/13/17......................................   4,500   4,518,063
Svenska Handelsbanken AB
    1.625%, 03/21/18......................................   5,000   5,032,700
    2.250%, 06/17/19......................................   5,000   5,115,710
                                                                   -----------
TOTAL SWEDEN..............................................          14,666,473
                                                                   -----------
                                                            FACE
                                                           AMOUNT^
                                                            (000)    VALUE+
                                                           ------- -----------
SWITZERLAND -- (1.3%)
Credit Suisse AG New York
    1.375%, 05/26/17...................................... $ 4,000 $ 4,000,304
Credit Suisse New York
    1.700%, 04/27/18......................................   7,595   7,588,202
UBS AG
    1.800%, 03/26/18......................................   6,900   6,947,017
                                                                   -----------
TOTAL SWITZERLAND.........................................          18,535,523
                                                                   -----------
UNITED KINGDOM -- (3.6%)
AstraZeneca P.L.C.
    1.750%, 11/16/18......................................   6,958   7,050,792
Barclays Bank P.L.C.
    5.000%, 09/22/16......................................     700     704,031
BP Capital Markets P.L.C.
    2.248%, 11/01/16......................................   5,000   5,016,270
    4.750%, 03/10/19......................................   4,110   4,466,699
British Telecommunications P.L.C.
    1.250%, 02/14/17......................................   1,200   1,200,353
Diageo Capital P.L.C.
    5.500%, 09/30/16......................................   2,000   2,015,272
    1.500%, 05/11/17......................................   5,500   5,522,660
GlaxoSmithKline Capital, Inc.
    5.650%, 05/15/18......................................   1,028   1,110,012
HSBC USA, Inc.
    1.625%, 01/16/18......................................  10,830  10,828,646
Lloyds Bank P.L.C.
    1.750%, 03/16/18......................................   3,015   3,012,510
    1.750%, 05/14/18......................................   5,000   5,006,075
Vodafone Group P.L.C.
    1.625%, 03/20/17......................................   3,951   3,962,260
    1.625%, 03/20/17......................................   1,000   1,002,850
    1.250%, 09/26/17......................................     750     749,837
                                                                   -----------
TOTAL UNITED KINGDOM......................................          51,648,267
                                                                   -----------
UNITED STATES -- (50.8%)
Abbott Laboratories
    5.125%, 04/01/19......................................   2,835   3,122,880
Air Products & Chemicals, Inc.
    2.000%, 08/02/16......................................   3,000   3,000,000
    1.200%, 10/15/17......................................   5,000   5,018,690
American Express Co.
    7.000%, 03/19/18......................................  12,652  13,795,108
Amgen, Inc.
    2.125%, 05/15/17......................................   2,500   2,519,928
Anthem, Inc.
    5.875%, 06/15/17......................................   3,100   3,221,976
Apple, Inc.
    1.000%, 05/03/18......................................   5,000   5,009,515
Assurant, Inc.
    2.500%, 03/15/18......................................     203     205,626

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT^
                                                           (000)    VALUE+
                                                          ------- -----------
UNITED STATES -- (Continued)
AT&T, Inc.
    2.400%, 03/15/17..................................... $ 5,044 $ 5,086,077
    1.400%, 12/01/17.....................................   3,400   3,404,049
    2.300%, 03/11/19.....................................     575     587,704
Autodesk, Inc.
    1.950%, 12/15/17.....................................   5,650   5,668,001
Bank of America Corp.
    3.875%, 03/22/17.....................................   3,600   3,663,263
    2.000%, 01/11/18.....................................   1,000   1,006,693
    2.600%, 01/15/19.....................................   4,000   4,094,140
Bank of New York Mellon Corp. (The)
    2.100%, 01/15/19.....................................   1,000   1,021,939
BB&T Corp.
    1.450%, 01/12/18.....................................   1,250   1,254,943
Becton Dickinson and Co.
    1.750%, 11/08/16.....................................   1,500   1,503,414
    1.450%, 05/15/17.....................................   2,000   2,006,612
    1.800%, 12/15/17.....................................   6,340   6,386,307
Berkshire Hathaway, Inc.
    1.550%, 02/09/18.....................................   2,500   2,523,697
Boston Scientific Corp.
    2.650%, 10/01/18.....................................   1,000   1,025,802
Branch Banking & Trust Co.
    1.000%, 04/03/17.....................................   2,600   2,602,483
    2.300%, 10/15/18.....................................   2,000   2,046,860
Bristol-Myers Squibb Co.
    0.875%, 08/01/17.....................................   1,685   1,684,769
Cardinal Health, Inc.
    1.900%, 06/15/17.....................................   5,000   5,036,005
    1.700%, 03/15/18.....................................   5,239   5,273,457
Caterpillar Financial Services Corp.
    2.450%, 09/06/18.....................................   6,000   6,171,342
    7.050%, 10/01/18.....................................   5,000   5,615,650
CF Industries, Inc.
    6.875%, 05/01/18.....................................   6,134   6,647,299
Chevron Corp.
    1.345%, 11/15/17.....................................   3,435   3,451,371
    1.718%, 06/24/18.....................................   1,425   1,443,683
Cisco Systems, Inc.
    1.400%, 02/28/18.....................................  14,958  15,073,924
Citigroup, Inc.
    1.350%, 03/10/17.....................................   2,000   2,002,380
    2.050%, 12/07/18.....................................   7,281   7,358,099
    2.550%, 04/08/19.....................................     750     768,062
Comcast Corp.
    5.700%, 05/15/18.....................................  10,000  10,830,370
Comerica, Inc.
    2.125%, 05/23/19.....................................   4,000   4,047,304
ConAgra Foods, Inc.
    5.819%, 06/15/17.....................................   7,147   7,413,933

                                                           FACE
                                                          AMOUNT^
                                                           (000)    VALUE+
                                                          ------- -----------
UNITED STATES -- (Continued)
    1.900%, 01/25/18..................................... $ 2,594 $ 2,615,118
ConocoPhillips Co.
    1.050%, 12/15/17.....................................   3,000   2,984,820
    1.500%, 05/15/18.....................................   6,500   6,508,651
Coventry Health Care, Inc.
    5.950%, 03/15/17.....................................   1,159   1,192,481
    5.950%, 03/15/17.....................................   2,150   2,212,150
CSX Corp.
    6.250%, 03/15/18.....................................   5,731   6,176,230
CVS Health Corp.
    2.250%, 12/05/18.....................................   7,000   7,175,406
Danaher Corp.
    1.650%, 09/15/18.....................................   2,000   2,026,410
Dollar General Corp.
    1.875%, 04/15/18.....................................   2,334   2,352,849
Duke Energy Corp.
    1.625%, 08/15/17.....................................   1,019   1,023,654
Eastman Chemical Co.
    2.400%, 06/01/17.....................................   1,500   1,513,811
eBay, Inc.
    1.350%, 07/15/17.....................................   8,000   8,010,312
EI du Pont de Nemours & Co.
    6.000%, 07/15/18.....................................  11,927  13,030,796
EMC Corp.
    1.875%, 06/01/18.....................................   9,065   8,974,676
Enterprise Products Operating LLC
    1.650%, 05/07/18.....................................   2,000   2,013,348
Exxon Mobil Corp.
    1.439%, 03/01/18.....................................   8,200   8,255,727
    1.305%, 03/06/18.....................................  25,430  25,580,240
Fifth Third Bank
    1.450%, 02/28/18.....................................   7,000   7,033,754
Ford Motor Credit Co. LLC
    1.500%, 01/17/17.....................................   4,500   4,506,538
    5.000%, 05/15/18.....................................   1,500   1,585,964
    2.551%, 10/05/18.....................................   5,000   5,090,215
General Electric Co.
    5.250%, 12/06/17.....................................   6,085   6,439,847
General Mills, Inc.
    5.700%, 02/15/17.....................................   5,200   5,328,976
Gilead Sciences, Inc.
    1.850%, 09/04/18.....................................   8,531   8,663,828
GlaxoSmithKline Capital P.L.C.
    1.500%, 05/08/17.....................................   5,000   5,022,380
Goldman Sachs Group, Inc. (The)
    5.950%, 01/18/18.....................................   2,000   2,128,280
    2.900%, 07/19/18.....................................   1,000   1,026,717
    7.500%, 02/15/19.....................................   4,082   4,659,828
Harris Corp.
    1.999%, 04/27/18.....................................   8,500   8,556,542

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
UNITED STATES -- (Continued)
Hershey Co. (The)
    1.600%, 08/21/18....................................... $ 2,300 $ 2,323,890
Huntington Bancshares, Inc.
    2.600%, 08/02/18.......................................   2,600   2,648,545
Intel Corp.
    1.350%, 12/15/17.......................................  10,825  10,892,656
International Business Machines Corp.
#   1.950%, 02/12/19.......................................  27,500  28,149,715
Jefferies Group LLC
    5.125%, 04/13/18.......................................   1,000   1,044,515
Johnson Controls, Inc.
    2.600%, 12/01/16.......................................   3,475   3,491,454
JPMorgan Chase & Co.
    2.000%, 08/15/17.......................................   8,750   8,823,526
Kellogg Co.
    1.875%, 11/17/16.......................................   1,000   1,002,686
    1.750%, 05/17/17.......................................   3,000   3,013,101
KeyBank NA
    1.100%, 11/25/16.......................................   2,000   2,000,600
    2.350%, 03/08/19.......................................   7,000   7,146,307
Kraft Heinz Foods Co.
    2.250%, 06/05/17.......................................   4,177   4,214,639
Kroger Co. (The)
    2.300%, 01/15/19.......................................   1,000   1,020,873
Laboratory Corp. of America Holdings
    2.200%, 08/23/17.......................................   6,000   6,049,092
Marsh & McLennan Cos., Inc.
    2.300%, 04/01/17.......................................     680     685,070
Mattel, Inc.
    1.700%, 03/15/18.......................................   7,000   7,031,248
Maxim Integrated Products, Inc.
    2.500%, 11/15/18.......................................   4,417   4,476,016
McDonald's Corp.
    5.800%, 10/15/17.......................................     900     949,703
    5.350%, 03/01/18.......................................   2,000   2,129,468
    2.100%, 12/07/18.......................................   8,000   8,164,832
McKesson Corp.
    1.400%, 03/15/18.......................................   6,000   6,016,326
    2.284%, 03/15/19.......................................   6,000   6,132,228
MetLife, Inc.
    6.817%, 08/15/18.......................................   2,000   2,220,284
    7.717%, 02/15/19.......................................   1,389   1,605,627
Monsanto Co.
    1.850%, 11/15/18.......................................   6,700   6,754,310
Morgan Stanley
    4.750%, 03/22/17.......................................   2,430   2,485,346
    7.300%, 05/13/19.......................................   7,000   8,031,716
NetApp, Inc.
    2.000%, 12/15/17.......................................   6,200   6,233,548

                                                           FACE
                                                          AMOUNT^
                                                           (000)    VALUE+
                                                          ------- -----------
UNITED STATES -- (Continued)
NiSource Finance Corp.
    6.800%, 01/15/19..................................... $ 2,000 $ 2,250,044
Nordstrom, Inc.
    6.250%, 01/15/18.....................................   5,000   5,345,165
Nucor Corp.
    5.750%, 12/01/17.....................................   3,019   3,166,113
NYSE Euronext
    2.000%, 10/05/17.....................................   6,730   6,799,252
ONEOK Partners L.P.
    2.000%, 10/01/17.....................................     400     400,333
Oracle Corp.
    1.200%, 10/15/17.....................................   3,500   3,514,903
PACCAR Financial Corp.
    1.750%, 08/14/18.....................................   1,900   1,927,417
Pfizer, Inc.
    1.500%, 06/15/18.....................................   1,000   1,010,505
    2.100%, 05/15/19.....................................  30,877  31,662,079
Philip Morris International, Inc.
    5.650%, 05/16/18.....................................   6,500   7,029,282
    1.875%, 01/15/19.....................................   5,000   5,084,660
Phillips 66
    2.950%, 05/01/17.....................................   5,000   5,065,940
PNC Bank NA
    1.500%, 02/23/18.....................................   8,560   8,608,612
Provident Cos., Inc.
    7.000%, 07/15/18.....................................   3,298   3,602,085
Prudential Financial, Inc.
    6.000%, 12/01/17.....................................     518     549,877
QUALCOMM, Inc.
    1.400%, 05/18/18.....................................   7,000   7,057,421
Reynolds American, Inc.
    3.500%, 08/04/16.....................................   4,000   4,000,280
    2.300%, 06/12/18.....................................   5,850   5,954,341
Roper Technologies, Inc.
    2.050%, 10/01/18.....................................   1,500   1,517,586
Scripps Networks Interactive, Inc.
    2.700%, 12/15/16.....................................   5,000   5,028,855
Southern Co. (The)
    1.300%, 08/15/17.....................................   3,000   3,005,553
    2.450%, 09/01/18.....................................   2,700   2,764,546
Stryker Corp.
    1.300%, 04/01/18.....................................     600     600,565
    2.000%, 03/08/19.....................................   8,000   8,137,856
SunTrust Banks, Inc.
    2.500%, 05/01/19.....................................   7,735   7,914,537
Symantec Corp.
    2.750%, 06/15/17.....................................   7,278   7,333,284
Target Corp.
    2.300%, 06/26/19.....................................  10,000  10,337,940
Thermo Fisher Scientific, Inc.
    2.400%, 02/01/19.....................................   3,000   3,067,566

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                         FACE
                                                        AMOUNT^
                                                         (000)       VALUE+
                                                        -------- --------------
    UNITED STATES -- (Continued)
    Total System Services, Inc.
           2.375%, 06/01/18............................ $  6,500 $    6,543,329
    UnitedHealth Group, Inc.
           1.400%, 12/15/17............................    3,956      3,981,936
           1.625%, 03/15/19............................    3,000      3,033,237
    US Bancorp
           1.650%, 05/15/17............................    2,542      2,555,389
           2.200%, 04/25/19............................    5,000      5,129,350
    Verizon Communications, Inc.
           3.650%, 09/14/18............................    5,000      5,249,885
    Viacom, Inc.
           3.500%, 04/01/17............................    1,000      1,013,290
           2.200%, 04/01/19............................    5,000      5,031,485
    Wal-Mart Stores, Inc.
           1.125%, 04/11/18............................   29,633     29,791,596
    Walgreens Boots Alliance, Inc.
           1.750%, 05/30/18............................    8,000      8,069,368
    Walt Disney Co. (The)
           1.500%, 09/17/18............................    5,000      5,062,515
    Wells Fargo & Co.
           2.625%, 12/15/16............................    6,000      6,041,178
           1.500%, 01/16/18............................      700        703,606
    Western Union Co. (The)
           5.930%, 10/01/16............................    2,348      2,366,084
    Whirlpool Co.
           1.350%, 03/01/17............................    2,000      2,002,360
           1.650%, 11/01/17............................    7,000      7,032,011
    Zoetis, Inc.
           1.875%, 02/01/18............................    6,564      6,592,376
                                                                 --------------
    TOTAL UNITED STATES................................             721,955,816
                                                                 --------------
    TOTAL BONDS........................................           1,067,724,766
                                                                 --------------
    AGENCY OBLIGATIONS -- (0.7%)
    Federal Home Loan Bank
           2.250%, 09/08/17............................   10,000     10,174,930
                                                                 --------------
    U.S. TREASURY OBLIGATIONS -- (23.2%)
    U.S. Treasury Notes
           0.875%, 02/28/17............................   49,000     49,114,856
           0.750%, 06/30/17............................   75,000     75,111,300
           1.375%, 06/30/18............................  166,000    168,230,708
           1.250%, 12/15/18............................   19,000     19,244,188

                                                        FACE
                                                       AMOUNT^
                                                        (000)        VALUE+
                                                      ---------- --------------
       0.875%, 06/15/19.............................. $   18,000 $   18,059,760
                                                                 --------------
 TOTAL U.S. TREASURY OBLIGATIONS.....................               329,760,812
                                                                 --------------
 TOTAL INVESTMENT SECURITIES.........................             1,407,660,508
                                                                 --------------

                                                       SHARES
                                                      ----------
 SECURITIES LENDING COLLATERAL -- (1.0%)
 (S)@  DFA Short Term Investment Fund................  1,209,056     13,988,780
                                                                 --------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,415,526,304)^^...........................            $1,421,649,288
                                                                 ==============

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                              ------------------------------------------------
                               LEVEL 1      LEVEL 2     LEVEL 3      TOTAL
                              ---------  -------------- ------- --------------
 Bonds
    Australia................        --  $   32,530,795   --    $   32,530,795
    Belgium..................        --      11,155,019   --        11,155,019
    Canada...................        --      55,371,585   --        55,371,585
    Finland..................        --       1,169,826   --         1,169,826
    France...................        --      24,154,604   --        24,154,604
    Germany..................        --      15,831,584   --        15,831,584
    Ireland..................        --       7,843,548   --         7,843,548
    Italy....................        --       8,715,288   --         8,715,288
    Japan....................        --      48,259,634   --        48,259,634
    Netherlands..............        --      38,304,294   --        38,304,294
    Norway...................        --       1,051,265   --         1,051,265
    Spain....................        --      11,521,075   --        11,521,075
    Supranational
      Organization
      Obligations............        --       5,010,170   --         5,010,170
    Sweden...................        --      14,666,473   --        14,666,473
    Switzerland..............        --      18,535,523   --        18,535,523
    United Kingdom...........        --      51,648,267   --        51,648,267
    United States............        --     721,955,816   --       721,955,816
 Agency Obligations..........        --      10,174,930   --        10,174,930
 U.S. Treasury Obligations...        --     329,760,812   --       329,760,812
 Securities Lending
   Collateral................        --      13,988,780   --        13,988,780
 Swap Agreements**...........        --      16,873,265   --        16,873,265
 Futures Contracts**......... $(359,413)             --   --          (359,413)
                              ---------  --------------   --    --------------
 TOTAL....................... $(359,413) $1,438,522,553   --    $1,438,163,140
                              =========  ==============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                      DFA ONE-YEAR FIXED INCOME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)


                                                           FACE
                                                          AMOUNT
                                                          (000)      VALUE+
                                                          ------- ------------
AGENCY OBLIGATIONS -- (5.6%)
Federal Home Loan Bank
    0.625%, 05/30/17..................................... $35,000 $ 35,009,205
    0.750%, 08/28/17.....................................  25,000   25,027,100
    0.625%, 10/26/17.....................................  36,700   36,666,016
    5.000%, 11/17/17.....................................   7,255    7,657,246
    1.000%, 12/19/17.....................................  15,000   15,057,120
    1.375%, 03/09/18.....................................  43,500   43,908,335
    1.250%, 06/08/18.....................................  30,000   30,246,420
Federal Home Loan Mortgage Corporation
    0.750%, 07/14/17.....................................  10,000   10,011,590
    1.000%, 09/29/17.....................................  23,500   23,585,658
    1.000%, 12/15/17.....................................  20,000   20,078,740
    0.750%, 01/12/18.....................................  20,000   20,009,100
    0.875%, 03/07/18.....................................  15,000   15,027,285
    0.750%, 04/09/18.....................................  15,000   14,997,375
Federal National Mortgage Association
    1.000%, 09/27/17.....................................  32,000   32,119,744
    0.875%, 10/26/17.....................................  25,000   25,056,100
    0.875%, 12/20/17.....................................  10,849   10,874,495
    0.875%, 03/28/18.....................................  20,000   20,041,780
                                                                  ------------
TOTAL AGENCY OBLIGATIONS                                           385,373,309
                                                                  ------------

BONDS -- (79.2%)
3M Co.
#   1.000%, 06/26/17.....................................   6,357    6,366,802
African Development Bank
    0.750%, 11/03/17.....................................   3,500    3,498,338
Agence Francaise de Developpement
    1.125%, 10/03/16.....................................  17,180   17,189,020
    1.625%, 10/04/17.....................................  22,250   22,424,529
Alberta, Province of Canada
    1.000%, 06/21/17.....................................  10,897   10,917,029
ANZ New Zealand Int'l, Ltd.
    1.400%, 04/27/17.....................................  19,500   19,539,975
Apple, Inc.
#   1.050%, 05/05/17.....................................   5,100    5,109,323
    0.900%, 05/12/17.....................................  19,445   19,452,370
#   1.300%, 02/23/18.....................................  22,000   22,148,214
    1.000%, 05/03/18.....................................  12,245   12,268,302
Asian Development Bank
    2.250%, 08/18/17.....................................  25,000   25,378,200
    0.875%, 04/26/18.....................................  19,000   19,013,718
Australia & New Zealand Banking Group, Ltd.
    1.250%, 01/10/17.....................................   1,150    1,151,888
    1.250%, 06/13/17.....................................  35,025   35,076,837
    1.875%, 10/06/17.....................................  29,800   30,059,886

                                                            FACE
                                                           AMOUNT
                                                           (000)     VALUE+
                                                           ------- -----------
Australia & New Zealand Banking Group, Ltd. Floating Rate
  Note
(r)##  1.045%, 01/10/17................................... $17,800 $17,809,452
(r)    1.045%, 01/10/17...................................   4,000   4,002,124
Bank Nederlandse Gemeenten NV
       1.125%, 09/12/16...................................  19,450  19,459,919
       0.625%, 09/15/16...................................  16,600  16,600,133
       5.125%, 10/05/16...................................  11,986  12,078,196
       0.875%, 02/21/17...................................  51,960  51,965,196
       1.375%, 09/27/17...................................  40,000  40,217,160
##     1.000%, 02/12/18...................................  31,130  31,156,243
       1.375%, 03/19/18...................................  15,500  15,602,300
##     1.125%, 05/25/18...................................  18,500  18,555,222
Bank of Montreal
#      1.400%, 09/11/17...................................  32,500  32,607,250
#      1.400%, 04/10/18...................................   9,000   9,030,537
Bank of Montreal Floating Rate Note
(r)    0.945%, 06/16/17...................................  74,000  73,926,000
(r)    1.153%, 09/01/17...................................  48,700  48,675,650
(r)    1.355%, 03/16/18...................................  26,000  25,989,262
(r)    1.265%, 04/09/18...................................  15,000  15,022,035
Bank of Nova Scotia (The)
#      1.100%, 12/13/16...................................  36,825  36,864,513
#      2.550%, 01/12/17...................................  22,500  22,674,060
#      1.300%, 07/21/17...................................  29,038  29,088,526
Bank of Nova Scotia (The) Floating Rate Note
(r)    0.910%, 12/05/16...................................  74,300  74,336,184
(r)    0.975%, 04/11/17...................................  24,000  23,998,896
Berkshire Hathaway Finance Corp
       1.450%, 03/07/18...................................  16,900  17,035,775
Berkshire Hathaway Finance Corp.
#      1.600%, 05/15/17...................................  58,482  58,821,839
Berkshire Hathaway Finance Corp. Floating Rate Note
(r)    0.967%, 01/12/18...................................  16,000  16,028,112
(r)    1.232%, 03/07/18...................................  68,782  69,209,686
Berkshire Hathaway, Inc.
#      1.900%, 01/31/17...................................   2,490   2,502,599
       1.550%, 02/09/18...................................  12,850  12,971,805
British Columbia, Province of Canada
#      1.200%, 04/25/17...................................  24,000  24,088,080
Caisse des Depots et Consignations
       0.875%, 11/07/16...................................  21,200  21,202,374
       1.000%, 03/13/17...................................  18,000  18,006,660
       1.125%, 11/13/17...................................   3,400   3,405,284
Canada Government International Bond
#      0.875%, 02/14/17...................................  47,320  47,381,516
Canadian Imperial Bank of Commerce Floating Rate Note
(r)    0.913%, 10/28/16...................................  25,000  25,013,550

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED


                                                            FACE
                                                           AMOUNT
                                                           (000)      VALUE+
                                                          -------- ------------
Chevron Corp.
     1.344%, 11/09/17.................................... $ 59,725 $ 59,964,318
#    1.345%, 11/15/17....................................    2,035    2,044,699
     1.365%, 03/02/18....................................   55,605   55,885,583
Chevron Corp. Floating Rate Note
(r)  0.754%, 02/22/17....................................   15,400   15,393,563
(r)  1.126%, 05/16/18....................................   12,000   12,012,096
Cisco Systems, Inc.
#    1.100%, 03/03/17....................................    4,376    4,384,446
     3.150%, 03/14/17....................................    6,000    6,085,362
     1.400%, 02/28/18....................................   38,452   38,750,003
#    1.650%, 06/15/18....................................    4,600    4,659,676
Coca-Cola Co. (The)
#    0.875%, 10/27/17....................................   31,200   31,194,790
     1.650%, 03/14/18....................................   11,185   11,325,260
Commonwealth Bank of Australia
     1.900%, 09/18/17....................................   27,727   27,960,794
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
     1.700%, 03/19/18....................................    3,400    3,422,987
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
  Floating Rate Note
(r)  0.934%, 11/23/16....................................   48,500   48,529,100
Development Bank of Japan, Inc.
     1.625%, 10/05/16....................................   11,500   11,506,762
     5.125%, 02/01/17....................................   11,500   11,731,208
     5.125%, 02/01/17....................................   54,300   55,390,887
     1.500%, 03/13/17....................................   14,050   14,078,943
Erste Abwicklungsanstalt
     1.000%, 02/27/17....................................  100,200  100,213,427
     1.000%, 10/13/17....................................   23,800   23,778,866
European Bank for Reconstruction & Development
     1.375%, 10/20/16....................................   47,000   47,099,640
     1.000%, 02/16/17....................................   47,386   47,519,771
European Investment Bank
#    1.750%, 03/15/17....................................   54,100   54,429,415
     5.125%, 05/30/17....................................    9,500    9,838,704
     1.625%, 06/15/17....................................   50,000   50,360,750
#    1.000%, 08/17/17....................................    9,200    9,217,848
     1.125%, 09/15/17....................................   48,200   48,371,688
     1.000%, 12/15/17....................................   20,351   20,389,606
     1.000%, 03/15/18....................................   18,500   18,530,858
Export Development Canada
     0.625%, 04/27/17....................................   15,100   15,081,125
##   0.625%, 04/27/17....................................    8,700    8,682,470
     0.750%, 12/15/17....................................   11,000   11,003,487
Exxon Mobil Corp.
     0.921%, 03/15/17....................................   11,000   11,014,707
#    1.439%, 03/01/18....................................   69,700   70,173,681

                                                            FACE
                                                           AMOUNT
                                                           (000)      VALUE+
                                                          -------- ------------
Exxon Mobil Corp. Floating Rate Note
(r)  1.274%, 02/28/18.................................... $ 19,109 $ 19,245,343
(r)  0.723%, 03/01/18....................................   46,675   46,602,234
FMS Wertmanagement AoeR
     0.625%, 01/30/17....................................   23,000   22,988,500
     1.125%, 09/05/17....................................   89,753   90,027,016
     1.000%, 11/21/17....................................   23,965   24,010,749
General Electric Co.
#    2.900%, 01/09/17....................................      100      100,894
#    5.625%, 09/15/17....................................   10,000   10,527,270
     5.250%, 12/06/17....................................   40,360   42,713,593
#    1.625%, 04/02/18....................................    8,500    8,608,520
     5.625%, 05/01/18....................................   25,149   27,209,080
Inter-American Development Bank
     1.125%, 03/15/17....................................   10,000   10,042,250
     1.250%, 01/16/18....................................   56,331   56,732,978
     0.875%, 03/15/18....................................   16,555   16,589,732
International Bank for Reconstruction & Development
     0.625%, 05/02/17....................................   30,000   29,983,200
     1.000%, 11/15/17....................................    9,000    9,030,258
International Business Machines Corp.
#    1.250%, 02/08/18....................................   11,515   11,593,360
Japan Bank for International Cooperation
     1.125%, 07/19/17....................................   46,750   46,720,033
Japan Finance Organization for Municipalities
     1.500%, 09/12/17....................................   15,308   15,346,285
KFW
#    0.750%, 03/17/17....................................  100,500  100,540,803
     2.750%, 07/27/17....................................   25,000   25,470,925
#    0.875%, 09/05/17....................................   19,000   19,021,622
     0.875%, 11/16/17....................................    5,000    5,004,000
     2.375%, 12/22/17....................................   11,600   11,847,521
     4.375%, 03/15/18....................................    9,000    9,510,075
Kommunalbanken A.S.
     1.375%, 06/08/17....................................   57,800   58,039,292
     1.000%, 09/26/17....................................   20,500   20,522,714
     1.000%, 03/15/18....................................    6,000    6,005,208
##   1.000%, 03/15/18....................................    1,050    1,051,027
     1.125%, 05/23/18....................................    8,000    8,022,008
Kommunekredit
     1.000%, 01/17/17....................................   16,363   16,375,060
     1.125%, 01/16/18....................................   11,700   11,736,270
     1.125%, 03/15/18....................................    3,778    3,790,936
Kommuninvest I Sverige AB
     0.875%, 12/13/16....................................   68,200   68,213,640
     1.625%, 02/13/17....................................    8,000    8,032,112
###  1.000%, 04/11/17....................................    7,000    7,006,685
     1.000%, 04/11/17....................................   35,000   35,033,425

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED


                                                            FACE
                                                           AMOUNT
                                                           (000)      VALUE+
                                                          -------- ------------
       1.000%, 10/24/17.................................. $ 28,500 $ 28,534,912
       1.000%, 01/29/18..................................   38,000   38,041,306
Landeskreditbank Baden-Wuerttemberg Foerderbank
       0.625%, 01/26/17..................................   29,650   29,633,426
       0.875%, 04/10/17..................................   21,400   21,405,714
       1.625%, 04/25/17..................................  155,854  156,705,898
       1.000%, 04/23/18..................................    8,750    8,757,201
Landwirtschaftliche Rentenbank
       0.875%, 09/12/17..................................   30,280   30,308,221
Merck & Co., Inc. Floating Rate Note
(r)    0.755%, 02/10/17..................................    4,400    4,402,442
Microsoft Corp.
#      0.875%, 11/15/17..................................    4,532    4,542,437
Municipality Finance P.L.C.
       1.250%, 09/12/16..................................    9,500    9,505,681
       1.125%, 04/17/18..................................   55,375   55,513,105
National Australia Bank, Ltd.
       2.750%, 03/09/17..................................   10,930   11,044,885
#      1.250%, 03/17/17..................................    5,000    5,008,585
National Australia Bank, Ltd. Floating Rate Note
(r)    1.116%, 12/02/16..................................    6,675    6,682,436
(r)##  1.116%, 12/02/16..................................    8,345    8,354,296
(r)##  1.026%, 03/17/17..................................   34,165   34,173,678
Nederlandse Waterschapsbank NV
       1.250%, 09/18/17..................................   20,000   20,079,600
       1.250%, 01/16/18..................................   36,000   36,151,344
       1.500%, 04/16/18..................................    4,500    4,537,575
##     1.500%, 04/16/18..................................    3,200    3,226,720
       1.500%, 04/16/18..................................    4,500    4,537,575
Nestle Holdings, Inc.
       1.375%, 06/21/17..................................   13,503   13,548,910
Netherlands Government Bond
       1.000%, 02/24/17..................................   15,700   15,721,776
Nordea Bank AB
###    3.125%, 03/20/17..................................    7,092    7,183,763
#      3.125%, 03/20/17..................................   12,500   12,661,738
Nordea Bank Finland P.L.C. Floating Rate Note
(r)    0.907%, 02/13/17..................................  100,000   99,980,200
Nordic Investment Bank
       1.000%, 03/07/17..................................   38,700   38,748,685
       1.125%, 03/19/18..................................   35,000   35,163,450
NRW Bank
       1.000%, 05/22/17..................................   10,000   10,014,000
Oesterreichische Kontrollbank AG
       0.750%, 12/15/16..................................   21,000   21,004,347
       0.750%, 05/19/17..................................   74,100   74,067,692
       1.125%, 05/29/18..................................    9,400    9,425,897

                                                            FACE
                                                           AMOUNT
                                                           (000)      VALUE+
                                                          -------- ------------
Ontario, Province of Canada
#    1.600%, 09/21/16.................................... $ 56,600 $ 56,678,108
     4.950%, 11/28/16....................................    1,294    1,311,715
     1.100%, 10/25/17....................................   62,951   63,113,917
#    3.150%, 12/15/17....................................   20,059   20,685,402
     1.200%, 02/14/18....................................   45,500   45,670,579
     3.000%, 07/16/18....................................   15,060   15,640,940
Pfizer, Inc.
     1.100%, 05/15/17....................................   11,700   11,708,202
#    1.200%, 06/01/18....................................  110,000  110,426,470
Quebec, Province of Canada
     5.125%, 11/14/16....................................   49,087   49,706,969
Royal Bank of Canada
     1.400%, 10/13/17....................................   12,000   12,028,584
     1.500%, 06/07/18....................................   59,000   59,197,060
Royal Bank of Canada Floating Rate Note
(r)  0.833%, 12/15/16....................................   25,000   25,003,750
(r)  1.019%, 02/03/17....................................   73,100   73,140,644
(r)  0.929%, 10/13/17....................................    2,350    2,342,468
(r)  1.347%, 03/22/18....................................   40,000   39,968,120
Shell International Finance BV
     1.125%, 08/21/17....................................    3,500    3,504,904
     1.250%, 11/10/17....................................   20,088   20,138,320
State of North Rhine-Westphalia
     1.125%, 11/21/17....................................   32,300   32,348,450
     1.250%, 02/20/18....................................    5,000    5,014,800
Statoil ASA
#    1.250%, 11/09/17....................................    7,000    7,012,145
Svensk Exportkredit AB
     5.125%, 03/01/17....................................   34,244   35,097,292
     1.750%, 05/30/17....................................   10,000   10,080,770
     1.125%, 04/05/18....................................   84,810   85,091,145
Svenska Handelsbanken AB Floating Rate Note
(r)  0.808%, 08/17/16....................................   44,100   44,108,511
(r)  1.112%, 09/23/16....................................  150,602  150,710,885
Sweden Government International Bond
     0.875%, 08/15/17....................................   34,500   34,546,954
Toronto-Dominion Bank (The)
     1.125%, 05/02/17....................................   19,481   19,497,364
     1.625%, 03/13/18....................................   17,000   17,137,632
#    1.400%, 04/30/18....................................   46,471   46,686,811
Toronto-Dominion Bank (The) Floating Rate Note
(r)  0.916%, 01/06/17....................................   76,000   76,018,012
(r)  1.302%, 04/30/18....................................    3,000    3,002,475
Total Capital International SA
#    1.500%, 02/17/17....................................    5,000    5,016,755
     1.550%, 06/28/17....................................   13,000   13,065,468
Toyota Motor Credit Corp.
     1.125%, 05/16/17....................................   24,900   24,938,744

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED


                                                        FACE
                                                       AMOUNT
                                                       (000)         VALUE+
                                                     ----------- --------------
      1.750%, 05/22/17.............................. $    38,000 $   38,217,284
      1.250%, 10/05/17..............................      17,825     17,879,455
      1.550%, 07/13/18..............................       3,450      3,481,799
Toyota Motor Credit Corp. Floating Rate Note
(r)   0.816%, 02/16/17..............................     100,000    100,044,600
(r)   1.036%, 04/06/18..............................       3,000      2,999,895
#(r)  1.129%, 07/13/18..............................       1,995      1,999,660
Wal-Mart Stores, Inc.
      1.125%, 04/11/18..............................      37,000     37,198,024
Westpac Banking Corp.
#     1.200%, 05/19/17..............................      12,657     12,667,708
#     2.000%, 08/14/17..............................      23,367     23,594,945
      1.500%, 12/01/17..............................      27,000     27,126,792
Westpac Banking Corp. Floating Rate Note
#(r)  0.955%, 05/19/17..............................      10,000     10,002,210
#(r)  1.043%, 12/01/17..............................      31,277     31,276,656
                                                                 --------------
TOTAL BONDS                                                       5,433,038,595
                                                                 --------------
U.S. TREASURY OBLIGATIONS -- (13.5%)
U.S. Treasury Notes
      0.500%, 07/31/17..............................      90,000     89,912,070
      0.875%, 08/15/17..............................      10,000     10,027,340
      1.875%, 08/31/17..............................      35,000     35,475,790
      1.000%, 09/15/17..............................     170,000    170,717,230
      0.875%, 10/15/17..............................      45,000     45,140,625
      0.750%, 10/31/17..............................     197,000    197,315,594
      0.875%, 11/15/17..............................     105,000    105,332,220
      2.250%, 11/30/17..............................      70,000     71,501,150
      1.000%, 12/15/17..............................     114,000    114,574,446
      0.750%, 12/31/17..............................      50,000     50,076,150
      0.875%, 01/15/18..............................      20,000     20,065,620
      2.625%, 01/31/18..............................      15,000     15,442,380
                                                                 --------------
TOTAL U.S. TREASURY OBLIGATIONS.....................                925,580,615
                                                                 --------------
TOTAL INVESTMENT SECURITIES.........................              6,743,992,519
                                                                 --------------
COMMERCIAL PAPER -- (0.6%)
Nordea Bank Finland P.L.C.
      1.610%, 05/02/18..............................      40,000     40,115,560

                                                       SHARES
                                                     -----------
TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional Liquid Reserves,
        0.457%......................................  19,612,525     19,612,525
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (0.8%)
(S)@  DFA Short Term Investment Fund................   4,877,520     56,432,905
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $6,850,814,199)^^...........................             $6,860,153,509
                                                                 ==============

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                              -------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                              ----------- -------------- ------- --------------
Agency Obligations...........          -- $  385,373,309   --    $  385,373,309
Bonds........................          --  5,433,038,595   --     5,433,038,595
U.S. Treasury Obligations....          --    925,580,615   --       925,580,615
Commercial Paper.............          --     40,115,560   --        40,115,560
Temporary Cash Investments... $19,612,525             --   --        19,612,525
Securities Lending
  Collateral.................          --     56,432,905   --        56,432,905
                              ----------- --------------   --    --------------
TOTAL........................ $19,612,525 $6,840,540,984   --    $6,860,153,509
                              =========== ==============   ==    ==============

                  DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)


                                                          FACE
                                                         AMOUNT^
                                                          (000)       VALUE+
                                                       ----------- ------------
BONDS -- (73.1%)

AUSTRALIA -- (7.0%)
ANZ New Zealand Int'l, Ltd.
    1.400%, 04/27/17..................................   $  15,680 $ 15,712,144
Australia & New Zealand Banking Group, Ltd.
    1.250%, 01/10/17..................................      22,265   22,301,559
    1.250%, 06/13/17..................................      54,180   54,260,186
    1.875%, 10/06/17..................................      22,800   22,998,839
    1.500%, 01/16/18..................................       5,150    5,173,510
Commonwealth Bank of Australia
    1.125%, 03/13/17..................................      16,700   16,715,798
    1.400%, 09/08/17..................................      11,590   11,624,028
    1.900%, 09/18/17..................................      26,648   26,872,696
National Australia Bank, Ltd.
    2.750%, 03/09/17..................................      56,525   57,119,134
    1.250%, 03/17/17..................................      23,245   23,284,912
##  1.300%, 06/30/17..................................       7,670    7,677,233
    1.300%, 06/30/17..................................       3,100    3,102,923
Westpac Banking Corp.
    1.200%, 05/19/17..................................      22,503   22,522,038
    2.000%, 08/14/17..................................      17,539   17,710,093
    1.500%, 12/01/17..................................      16,744   16,822,630
    1.600%, 01/12/18..................................       2,500    2,515,287
                                                                   ------------
TOTAL AUSTRALIA.......................................              326,413,010
                                                                   ------------
AUSTRIA -- (0.2%)
Oesterreichische Kontrollbank AG
    0.750%, 05/19/17..................................       6,400    6,397,210
    1.125%, 05/29/18..................................       2,500    2,506,887
                                                                   ------------
TOTAL AUSTRIA.........................................                8,904,097
                                                                   ------------
CANADA -- (11.7%)
Bank of Montreal
    1.400%, 09/11/17..................................      23,200   23,276,560
    1.400%, 04/10/18..................................       5,500    5,518,661
Bank of Nova Scotia (The)
    2.100%, 11/08/16.................................. CAD  13,000    9,987,592
    2.550%, 01/12/17..................................      33,333   33,590,864
    2.550%, 01/12/17..................................      10,000   10,077,270
    1.250%, 04/11/17..................................       6,700    6,709,380
    1.250%, 04/11/17..................................      21,380   21,418,933
    1.300%, 07/21/17..................................      29,044   29,094,537
Export Development Canada
    0.750%, 12/15/17..................................      10,805   10,808,425
Ontario, Province of Canada
    1.100%, 10/25/17..................................      67,327   67,501,242
    3.150%, 12/15/17..................................      16,000   16,499,648
    1.200%, 02/14/18..................................      20,948   21,026,534
    3.000%, 07/16/18..................................       9,925   10,307,857
Royal Bank of Canada
    1.200%, 01/23/17..................................       1,263    1,264,695

                                                           FACE
                                                          AMOUNT^
                                                           (000)      VALUE+
                                                          -------- ------------
CANADA -- (Continued)
    1.000%, 04/27/17..................................... $ 27,990 $ 28,002,484
    1.250%, 06/16/17.....................................    8,909    8,918,025
    1.400%, 10/13/17.....................................   23,000   23,054,786
    1.500%, 01/16/18.....................................    5,000    5,021,140
    1.500%, 06/07/18.....................................   64,435   64,650,213
    2.200%, 07/27/18.....................................    7,625    7,761,762
Toronto-Dominion Bank (The)
    1.125%, 05/02/17.....................................   31,485   31,511,447
    1.125%, 05/02/17.....................................   14,880   14,892,499
    1.625%, 03/13/18.....................................   55,042   55,487,620
    1.625%, 03/13/18.....................................   11,375   11,465,966
    1.400%, 04/30/18.....................................   22,644   22,749,159
                                                                   ------------
TOTAL CANADA.............................................           540,597,299
                                                                   ------------

DENMARK -- (1.5%)
Kommunekredit
    1.125%, 01/16/18.....................................   20,700   20,764,170
    1.125%, 03/15/18.....................................    7,000    7,023,968
Nordea Bank AB
    3.125%, 03/20/17.....................................   32,975   33,401,664
##  3.125%, 03/20/17.....................................    9,550    9,673,567
                                                                   ------------
TOTAL DENMARK............................................            70,863,369
                                                                   ------------

FINLAND -- (2.3%)
Municipality Finance P.L.C.
    1.125%, 04/17/18.....................................  107,200  107,467,357
                                                                   ------------

FRANCE -- (2.6%)
Agence Francaise de Developpement
    1.625%, 10/04/17.....................................   26,614   26,822,760
Caisse des Depots et Consignations
    1.000%, 03/13/17.....................................   59,600   59,622,052
    1.125%, 11/13/17.....................................    3,200    3,204,973
Total Capital International SA
    1.500%, 02/17/17.....................................    4,500    4,515,080
    1.500%, 02/17/17.....................................   10,000   10,033,350
    1.550%, 06/28/17.....................................   14,500   14,573,022
                                                                   ------------
TOTAL FRANCE.............................................           118,771,237
                                                                   ------------

GERMANY -- (11.3%)
Erste Abwicklungsanstalt
    1.000%, 02/27/17.....................................   55,800   55,807,477
    1.000%, 10/13/17.....................................   23,000   22,979,576
    1.125%, 02/12/18.....................................   37,000   37,006,697
FMS Wertmanagement AoeR
    1.125%, 09/05/17.....................................   57,161   57,335,512
    1.000%, 11/21/17.....................................   18,977   19,013,227
KFW
    2.750%, 07/27/17.....................................   11,000   11,207,207
    0.875%, 11/16/17.....................................   10,000   10,008,000

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


                                                            FACE
                                                           AMOUNT^
                                                            (000)     VALUE+
                                                           ------- ------------
GERMANY -- (Continued)
    0.875%, 12/15/17...................................... $ 6,000 $  6,002,886
    2.375%, 12/22/17......................................  18,400   18,792,619
    1.000%, 01/26/18......................................  18,929   18,978,632
    4.375%, 03/15/18......................................  13,250   14,000,944
Landeskreditbank Baden-Wuerttemberg Foerderbank
    1.625%, 04/25/17......................................  37,740   37,946,287
    1.000%, 04/23/18......................................  98,600   98,681,148
Landwirtschaftliche Rentenbank
    0.875%, 09/12/17......................................  12,000   12,011,184
NRW Bank
    1.000%, 05/22/17......................................  18,025   18,050,235
State of North Rhine-Westphalia
    1.125%, 11/21/17......................................  49,000   49,073,500
    1.250%, 02/20/18......................................  37,200   37,310,112
                                                                   ------------
TOTAL GERMANY.............................................          524,205,243
                                                                   ------------

JAPAN -- (5.8%)
Development Bank of Japan, Inc.
    5.125%, 02/01/17......................................  18,500   18,871,665
    1.500%, 03/13/17......................................  64,030   64,161,902
Japan Bank for International Cooperation
    1.125%, 07/19/17......................................  79,600   79,548,976
Japan Finance Organization for Municipalities
    1.500%, 09/12/17......................................  14,090   14,125,239
Nippon Telegraph & Telephone Corp.
    1.400%, 07/18/17......................................   3,645    3,650,865
    1.400%, 07/18/17......................................   5,000    5,008,190
Toyota Motor Credit Corp.
    1.125%, 05/16/17......................................  39,311   39,372,168
    1.750%, 05/22/17......................................   3,575    3,595,442
    1.250%, 10/05/17......................................  39,975   40,097,124
                                                                   ------------
TOTAL JAPAN...............................................          268,431,571
                                                                   ------------

NETHERLANDS -- (6.7%)
Bank Nederlandse Gemeenten NV
    1.375%, 09/27/17......................................  34,250   34,435,943
##  1.000%, 02/12/18......................................  27,900   27,923,520
    1.375%, 03/19/18......................................  55,698   56,065,607
##  1.125%, 05/25/18......................................  20,000   20,059,700
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
    1.700%, 03/19/18......................................  10,190   10,258,895
Nederlandse Waterschapsbank NV
    1.250%, 09/18/17......................................  27,040   27,147,619
    1.250%, 01/16/18......................................  33,500   33,640,834
##  1.500%, 04/16/18......................................   3,160    3,186,386
    1.500%, 04/16/18......................................  44,000   44,367,400

                                                            FACE
                                                           AMOUNT^
                                                            (000)     VALUE+
                                                           ------- ------------
NETHERLANDS -- (Continued)
Shell International Finance BV
    1.125%, 08/21/17...................................... $17,000 $ 17,023,817
    1.125%, 08/21/17......................................   2,750    2,754,133
    1.250%, 11/10/17......................................  32,860   32,942,314
                                                                   ------------
TOTAL NETHERLANDS.........................................          309,806,168
                                                                   ------------

NORWAY -- (2.1%)
Kommunalbanken A.S.
    1.375%, 06/08/17......................................  28,900   29,019,646
    1.000%, 09/26/17......................................  10,750   10,761,911
    1.000%, 03/15/18......................................  10,750   10,759,331
##  1.000%, 03/15/18......................................     800      800,782
    1.125%, 05/23/18......................................  30,000   30,082,530
Statoil ASA
    3.125%, 08/17/17......................................   7,281    7,433,690
    1.250%, 11/09/17......................................   9,000    9,015,615
                                                                   ------------
TOTAL NORWAY..............................................           97,873,505
                                                                   ------------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (5.3%)
African Development Bank
    0.750%, 11/03/17......................................   2,900    2,898,622
Asian Development Bank
    0.750%, 07/28/17......................................   6,780    6,779,085
    2.250%, 08/18/17......................................  11,000   11,166,408
    0.875%, 04/26/18......................................  15,500   15,511,191
European Bank for Reconstruction & Development
    0.750%, 09/01/17......................................   5,000    5,010,170
European Investment Bank
    1.000%, 08/17/17......................................   4,400    4,408,536
    1.125%, 09/15/17......................................  48,000   48,170,976
    1.000%, 12/15/17......................................  34,561   34,626,562
    1.000%, 03/15/18......................................  16,000   16,026,688
    1.000%, 06/15/18......................................  11,200   11,225,749
Inter-American Development Bank
#   1.000%, 07/14/17......................................   1,000    1,001,860
    1.000%, 07/14/17......................................   3,365    3,371,259
    1.250%, 01/16/18......................................  47,405   47,743,282
    0.875%, 03/15/18......................................  10,000   10,020,980
International Bank for Reconstruction & Development
    1.000%, 11/15/17......................................  10,000   10,033,620
Nordic Investment Bank
    1.125%, 03/19/18......................................  20,000   20,093,400
                                                                   ------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS..............          248,088,388
                                                                   ------------

SWEDEN -- (4.2%)
Kommuninvest I Sverige AB
    1.000%, 10/24/17......................................  28,300   28,334,668
    1.000%, 01/29/18......................................  54,000   54,058,698

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT^
                                                           (000)       VALUE+
                                                        ----------- ------------
SWEDEN -- (Continued)
Nordea Bank AB
     1.250%, 04/04/17..................................   $   8,780 $  8,788,253
Svensk Exportkredit AB
     1.125%, 04/05/18..................................      85,185   85,467,388
Svenska Handelsbanken AB
     2.875%, 04/04/17..................................      10,090   10,217,719
     1.875%, 08/29/17.................................. GBP   6,154    8,242,448
                                                                    ------------
TOTAL SWEDEN...........................................              195,109,174
                                                                    ------------

SWITZERLAND -- (0.4%)
Nestle Holdings, Inc.
     1.375%, 06/21/17..................................      15,939   15,993,193
                                                                    ------------

UNITED KINGDOM -- (0.5%)
Network Rail Infrastructure Finance P.L.C.
     0.875%, 05/15/18..................................      25,000   24,976,075
                                                                    ------------

UNITED STATES -- (11.5%)
Apple, Inc.
     1.300%, 02/23/18..................................      20,100   20,235,414
     1.000%, 05/03/18..................................       4,870    4,879,268
Berkshire Hathaway Finance Corp
     1.450%, 03/07/18..................................      22,705   22,887,412
Berkshire Hathaway Finance Corp.
     1.600%, 05/15/17..................................      10,500   10,561,016
     1.300%, 05/15/18..................................       1,500    1,506,882
Chevron Corp.
     1.344%, 11/09/17..................................      42,416   42,585,961
     1.345%, 11/15/17..................................       5,135    5,159,473
     1.365%, 03/02/18..................................      64,878   65,205,374
Cisco Systems, Inc.
     1.400%, 02/28/18..................................      60,100   60,565,775
     1.650%, 06/15/18..................................      11,818   11,971,315
Coca-Cola Co. (The)
     0.875%, 10/27/17..................................      20,000   19,996,660
Exxon Mobil Corp.
     1.439%, 03/01/18..................................      68,200   68,663,487
     1.305%, 03/06/18..................................       9,218    9,272,460
General Electric Co.
     5.250%, 12/06/17..................................       7,600    8,043,194
     1.625%, 04/02/18..................................       5,000    5,063,835
     5.625%, 05/01/18..................................       3,989    4,315,759
International Business Machines Corp.
     5.700%, 09/14/17..................................       4,000    4,213,964
     1.125%, 02/06/18..................................       7,250    7,281,023
     1.250%, 02/08/18..................................      11,515   11,593,360
Microsoft Corp.
     0.875%, 11/15/17..................................       4,532    4,542,437
Pfizer, Inc.
     1.100%, 05/15/17..................................       5,505    5,508,859

                                                         FACE
                                                        AMOUNT^
                                                         (000)       VALUE+
                                                        -------- --------------
UNITED STATES -- (Continued)
    1.200%, 06/01/18................................... $ 86,210 $   86,544,236
Precision Castparts Corp.
    1.250%, 01/15/18...................................    1,978      1,986,424
Toyota Motor Credit Corp.
    1.750%, 05/22/17...................................    5,000      5,028,470
    1.375%, 01/10/18...................................   12,000     12,058,020
    1.450%, 01/12/18...................................   27,041     27,189,239
    1.200%, 04/06/18...................................    8,633      8,665,667
                                                                 --------------
TOTAL UNITED STATES....................................             535,524,984
                                                                 --------------
TOTAL BONDS............................................           3,393,024,670
                                                                 --------------

AGENCY OBLIGATIONS -- (11.1%)
Federal Home Loan Bank
    0.750%, 08/28/17...................................   51,400     51,455,718
    0.625%, 10/26/17...................................   42,300     42,260,830
#   5.000%, 11/17/17...................................   45,660     48,191,573
    1.000%, 12/19/17...................................   30,000     30,114,240
    1.250%, 06/08/18...................................   25,000     25,205,350
Federal Home Loan Mortgage Corporation
    1.000%, 09/29/17...................................   30,500     30,611,172
#   5.125%, 11/17/17...................................   35,616     37,616,194
    1.000%, 12/15/17...................................   53,100     53,309,055
    0.750%, 01/12/18...................................   30,000     30,013,650
    0.750%, 04/09/18...................................   10,000      9,998,250
Federal National Mortgage Association
    1.000%, 09/27/17...................................   45,000     45,168,390
    0.875%, 10/26/17...................................   72,000     72,161,568
    0.875%, 12/20/17...................................   27,334     27,398,235
    0.875%, 02/08/18...................................   10,000     10,030,890
                                                                 --------------
TOTAL AGENCY OBLIGATIONS...............................             513,535,115
                                                                 --------------
U.S. TREASURY OBLIGATIONS -- (14.5%)
U.S. Treasury Notes
    0.875%, 10/15/17...................................   65,000     65,203,125
    0.750%, 10/31/17...................................  151,000    151,241,902
#   0.875%, 11/15/17...................................  150,000    150,474,600
    2.250%, 11/30/17...................................   50,000     51,072,250
    1.000%, 12/15/17...................................  110,000    110,554,290
    0.750%, 12/31/17...................................   30,000     30,045,690
    0.875%, 01/15/18...................................   35,000     35,114,835
    2.625%, 01/31/18...................................   30,000     30,884,760
    1.000%, 03/15/18...................................   35,000     35,194,145

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


                                                        FACE
                                                       AMOUNT^
                                                        (000)        VALUE+
                                                      ---------- --------------
      2.875%, 03/31/18............................... $   15,000 $   15,549,030
                                                                 --------------
TOTAL U.S. TREASURY OBLIGATIONS......................               675,334,627
                                                                 --------------
TOTAL INVESTMENT SECURITIES..........................             4,581,894,412
                                                                 --------------
                                                       SHARES
                                                      ----------
SECURITIES LENDING COLLATERAL -- (1.3%)
(S)@  DFA Short Term Investment Fund.................  5,271,737     60,994,000
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,635,706,684)^^............................            $4,642,888,412
                                                                 ==============

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                  LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                  ------- -------------- ------- --------------
Bonds
  Australia......................   --    $  326,413,010   --    $  326,413,010
  Austria........................   --         8,904,097   --         8,904,097
  Canada.........................   --       540,597,299   --       540,597,299
  Denmark........................   --        70,863,369   --        70,863,369
  Finland........................   --       107,467,357   --       107,467,357
  France.........................   --       118,771,237   --       118,771,237
  Germany........................   --       524,205,243   --       524,205,243
  Japan..........................   --       268,431,571   --       268,431,571
  Netherlands....................   --       309,806,168   --       309,806,168
  Norway.........................   --        97,873,505   --        97,873,505
  Supranational Organization
   Obligations...................   --       248,088,388   --       248,088,388
  Sweden.........................   --       195,109,174   --       195,109,174
  Switzerland....................   --        15,993,193   --        15,993,193
  United Kingdom.................   --        24,976,075   --        24,976,075
  United States..................   --       535,524,984   --       535,524,984
Agency Obligations...............   --       513,535,115   --       513,535,115
U.S. Treasury Obligations........   --       675,334,627   --       675,334,627
Securities Lending Collateral....   --        60,994,000   --        60,994,000
Forward Currency Contracts**.....   --           197,211   --           197,211
                                    --    --------------   --    --------------
TOTAL............................   --    $4,643,085,623   --    $4,643,085,623
                                    ==    ==============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

             DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)


                                                            FACE
                                                           AMOUNT^
                                                            (000)    VALUE+
                                                           ------- -----------
BONDS -- (95.1%)

AUSTRALIA -- (3.2%)
Commonwealth Bank of Australia
     2.300%, 03/12/20..................................... $ 3,100 $ 3,173,176
Macquarie Group, Ltd.
##   3.000%, 12/03/18.....................................   4,475   4,592,079
National Australia Bank, Ltd.
##   2.400%, 12/09/19.....................................  15,000  15,333,390
     2.625%, 01/14/21.....................................   1,905   1,971,456
Westpac Banking Corp.
     4.875%, 11/19/19.....................................   5,000   5,531,980
                                                                   -----------
TOTAL AUSTRALIA...........................................          30,602,081
                                                                   -----------
BELGIUM -- (0.8%)
Anheuser-Busch InBev Worldwide, Inc.
     5.375%, 01/15/20.....................................   7,000   7,909,496
                                                                   -----------

CANADA -- (7.0%)
Bank of Nova Scotia (The)
     2.050%, 06/05/19.....................................  10,000  10,164,270
Brookfield Asset Management, Inc.
     5.800%, 04/25/17.....................................   4,150   4,280,219
Ontario, Province of Canada
     1.875%, 05/21/20.....................................  10,000  10,209,410
Royal Bank of Canada
     2.150%, 03/06/20.....................................  17,197  17,548,850
Thomson Reuters Corp.
     6.500%, 07/15/18.....................................   4,700   5,139,807
Toronto-Dominion Bank (The)
     1.400%, 04/30/18.....................................  10,605  10,654,250
     2.250%, 11/05/19.....................................   9,000   9,226,314
                                                                   -----------
TOTAL CANADA..............................................          67,223,120
                                                                   -----------

DENMARK -- (0.5%)
Danske Bank A.S.
###  2.800%, 03/10/21.....................................   5,000   5,219,665
                                                                   -----------

FRANCE -- (2.4%)
BNP Paribas SA
     2.375%, 09/14/17.....................................   1,659   1,679,628
BPCE SA
     2.500%, 07/15/19.....................................   4,900   5,014,253
     2.250%, 01/27/20.....................................   2,000   2,033,280
Credit Agricole SA
##   2.750%, 06/10/20.....................................   5,000   5,163,675
Total Capital SA
     4.450%, 06/24/20.....................................   8,000   8,865,152
                                                                   -----------
TOTAL FRANCE..............................................          22,755,988
                                                                   -----------

                                                           FACE
                                                          AMOUNT^
                                                           (000)    VALUE+
                                                          ------- -----------

GERMANY -- (5.4%)
Bayer U.S. Finance LLC
##  2.375%, 10/08/19..................................... $ 5,000 $ 5,108,490
BMW US Capital LLC
##  2.000%, 04/11/21.....................................   2,365   2,405,633
Deutsche Bank AG
    6.000%, 09/01/17.....................................   4,000   4,157,976
    2.950%, 08/20/20.....................................   2,000   1,988,178
FMS Wertmanagement AoeR
    1.000%, 11/21/17.....................................  20,000  20,038,180
KFW
    1.500%, 04/20/20.....................................  14,000  14,196,350
Volkswagen Group of America Finance LLC
##  2.400%, 05/22/20.....................................   3,625   3,661,145
                                                                  -----------
TOTAL GERMANY............................................          51,555,952
                                                                  -----------

IRELAND -- (0.5%)
Actavis, Inc.
    1.875%, 10/01/17.....................................   2,860   2,875,830
Medtronic, Inc.
    2.500%, 03/15/20.....................................   2,000   2,082,686
                                                                  -----------
TOTAL IRELAND............................................           4,958,516
                                                                  -----------

JAPAN -- (4.1%)
American Honda Finance Corp.
    2.450%, 09/24/20.....................................   5,000   5,192,070
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
##  2.350%, 09/08/19.....................................   3,000   3,053,808
Japan Finance Organization for Municipalities
    1.375%, 02/05/18.....................................   7,330   7,325,074
Mizuho Financial Group, Inc.
##  2.632%, 04/12/21.....................................   4,000   4,106,440
MUFG Union Bank NA
    2.625%, 09/26/18.....................................   5,245   5,353,309
Nissan Motor Acceptance Corp.
##  2.550%, 03/08/21.....................................   3,500   3,611,339
Sumitomo Mitsui Banking Corp.
    2.450%, 01/10/19.....................................   2,600   2,655,099
Sumitomo Mitsui Financial Group, Inc.
    2.058%, 07/14/21.....................................   3,000   2,998,767
Toyota Motor Credit Corp.
    1.900%, 04/08/21.....................................   5,000   5,091,700
                                                                  -----------
TOTAL JAPAN..............................................          39,387,606
                                                                  -----------

NETHERLANDS -- (5.6%)
ABN AMRO Bank NV
##  2.450%, 06/04/20.....................................   2,400   2,466,310

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                            FACE
                                                           AMOUNT^
                                                            (000)    VALUE+
                                                           ------- -----------
NETHERLANDS -- (Continued)
Bank Nederlandse Gemeenten NV
     1.375%, 09/27/17..................................... $ 5,000 $ 5,027,145
     1.375%, 03/19/18.....................................   5,000   5,033,000
     1.750%, 03/24/20.....................................  10,000  10,191,800
Cooperatieve Rabobank UA
     2.250%, 01/14/19.....................................   2,070   2,111,634
ING Bank NV
###  2.750%, 03/22/21.....................................   5,000   5,215,185
Mylan, Inc.
     2.550%, 03/28/19.....................................   4,400   4,484,484
Nederlandse Waterschapsbank NV
     1.500%, 04/16/18.....................................   5,000   5,041,750
Shell International Finance BV
     4.375%, 03/25/20.....................................  10,000  11,025,910
     2.125%, 05/11/20.....................................   3,620   3,709,501
                                                                   -----------
TOTAL NETHERLANDS.........................................          54,306,719
                                                                   -----------
NORWAY -- (1.3%)
Kommunalbanken A.S.
     1.375%, 06/08/17.....................................  10,000  10,041,400
Statoil ASA
     3.125%, 08/17/17.....................................   2,200   2,246,136
                                                                   -----------
TOTAL NORWAY..............................................          12,287,536
                                                                   -----------
SPAIN -- (0.8%)
Santander UK P.L.C.
     2.375%, 03/16/20.....................................   5,000   5,047,190
Telefonica Emisiones SAU
     3.192%, 04/27/18.....................................   2,500   2,565,450
                                                                   -----------
TOTAL SPAIN...............................................           7,612,640
                                                                   -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (3.4%)
African Development Bank
     0.875%, 03/15/18.....................................   8,040   8,047,139
European Investment Bank
     1.000%, 12/15/17.....................................  15,000  15,028,455
Inter-American Development Bank
     0.875%, 03/15/18.....................................  10,000  10,020,980
                                                                   -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS..............          33,096,574
                                                                   -----------
SWEDEN -- (0.4%)
Kommuninvest I Sverige AB
     1.000%, 10/24/17.....................................   4,000   4,004,900
                                                                   -----------
SWITZERLAND -- (0.8%)
Credit Suisse AG New York
     2.300%, 05/28/19.....................................   3,425   3,472,018
     5.300%, 08/13/19.....................................   3,016   3,323,213


                                                            FACE
                                                           AMOUNT^
                                                            (000)    VALUE+
                                                           ------- -----------
SWITZERLAND -- (Continued)
UBS AG
    2.375%, 08/14/19...................................... $   667 $   682,575
                                                                   -----------
TOTAL SWITZERLAND.........................................           7,477,806
                                                                   -----------
UNITED KINGDOM -- (4.0%)
AstraZeneca P.L.C.
    2.375%, 11/16/20......................................   5,000   5,138,490
Barclays P.L.C.
    2.750%, 11/08/19......................................   8,000   8,052,744
BP Capital Markets P.L.C.
    2.315%, 02/13/20......................................   2,600   2,666,050
HSBC USA, Inc.
    2.375%, 11/13/19......................................   2,000   2,028,126
    2.350%, 03/05/20......................................   3,825   3,858,675
Nationwide Building Society
##  2.350%, 01/21/20......................................   1,266   1,281,047
Network Rail Infrastructure Finance P.L.C.
    0.875%, 05/15/18......................................  10,000   9,990,430
Unilever Capital Corp.
    2.200%, 03/06/19......................................   3,820   3,926,166
    4.250%, 02/10/21......................................   1,000   1,122,444
                                                                   -----------
TOTAL UNITED KINGDOM......................................          38,064,172
                                                                   -----------
UNITED STATES -- (54.9%)
Abbott Laboratories
    2.000%, 03/15/20......................................   8,500   8,658,856
AbbVie, Inc.
    2.500%, 05/14/20......................................   6,350   6,519,266
Adobe Systems, Inc.
    4.750%, 02/01/20......................................   4,000   4,431,168
Aetna, Inc.
    2.200%, 03/15/19......................................   5,000   5,097,820
Aflac, Inc.
    2.650%, 02/15/17......................................   2,650   2,670,996
Agilent Technologies, Inc.
    6.500%, 11/01/17......................................     596     623,013
Ameren Corp.
    2.700%, 11/15/20......................................   1,000   1,040,273
American Express Credit Corp.
    2.250%, 08/15/19......................................   3,500   3,585,876
Amgen, Inc.
    2.200%, 05/22/19......................................   5,700   5,859,389
Anthem, Inc.
    5.875%, 06/15/17......................................   3,990   4,146,995
    1.875%, 01/15/18......................................   4,000   4,021,436
Apache Corp.
    6.900%, 09/15/18......................................   4,890   5,351,337
Apple, Inc.
    2.250%, 02/23/21......................................   3,558   3,678,936

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT^
                                                           (000)    VALUE+
                                                          ------- -----------
UNITED STATES -- (Continued)
Arizona Public Service Co.
    8.750%, 03/01/19..................................... $ 3,000 $ 3,533,892
Assurant, Inc.
    2.500%, 03/15/18.....................................   5,000   5,064,685
AT&T, Inc.
    1.400%, 12/01/17.....................................   6,425   6,432,652
Autodesk, Inc.
    1.950%, 12/15/17.....................................   3,000   3,009,558
Bank of America Corp.
    2.600%, 01/15/19.....................................   1,670   1,709,303
    2.650%, 04/01/19.....................................   1,000   1,025,533
Bank of New York Mellon Corp. (The)
    2.200%, 05/15/19.....................................   4,030   4,129,892
    2.150%, 02/24/20.....................................   3,600   3,688,902
BB&T Corp.
    1.450%, 01/12/18.....................................   3,000   3,011,862
Becton Dickinson and Co.
    5.000%, 05/15/19.....................................   1,000   1,087,743
    6.375%, 08/01/19.....................................   4,500   5,137,047
Berkshire Hathaway, Inc.
    2.100%, 08/14/19.....................................   4,125   4,243,581
Biogen, Inc.
    2.900%, 09/15/20.....................................   5,000   5,232,185
Boston Scientific Corp.
    6.000%, 01/15/20.....................................   2,000   2,275,560
Bristol-Myers Squibb Co.
    1.750%, 03/01/19.....................................   3,200   3,257,571
Buckeye Partners L.P.
    6.050%, 01/15/18.....................................   1,880   1,981,482
Capital One Financial Corp.
    6.750%, 09/15/17.....................................   2,000   2,115,446
Cardinal Health, Inc.
    1.700%, 03/15/18.....................................   7,000   7,046,039
Caterpillar Financial Services Corp.
    2.450%, 09/06/18.....................................   2,880   2,962,244
CBS Corp.
    2.300%, 08/15/19.....................................   6,638   6,758,062
Celgene Corp.
    2.250%, 05/15/19.....................................   5,000   5,103,125
Chevron Corp.
    2.193%, 11/15/19.....................................  10,000  10,270,840
CNA Financial Corp.
    7.350%, 11/15/19.....................................   3,000   3,450,018
Comerica, Inc.
    2.125%, 05/23/19.....................................     700     708,278
ConocoPhillips
    6.000%, 01/15/20.....................................   1,500   1,697,981
CR Bard, Inc.
    1.375%, 01/15/18.....................................   5,085   5,103,301

                                                            FACE
                                                           AMOUNT^
                                                            (000)    VALUE+
                                                           ------- ----------
UNITED STATES -- (Continued)
CVS Health Corp.
     2.250%, 08/12/19..................................... $3,400  $3,497,747
     2.800%, 07/20/20.....................................  2,665   2,788,067
Dollar General Corp.
     1.875%, 04/15/18.....................................  5,000   5,040,380
Dominion Resources, Inc.
     2.500%, 12/01/19.....................................  6,167   6,323,481
DTE Energy Co.
     2.400%, 12/01/19.....................................  3,210   3,297,643
eBay, Inc.
     2.200%, 08/01/19.....................................  8,500   8,631,342
EI du Pont de Nemours & Co.
     6.000%, 07/15/18.....................................  2,475   2,704,051
EMC Corp.
     1.875%, 06/01/18.....................................  7,830   7,751,982
Enbridge Energy Partners L.P.
     5.875%, 12/15/16.....................................  1,942   1,975,981
Exelon Generation Co. LLC
     6.200%, 10/01/17.....................................  4,000   4,210,240
Express Scripts Holding Co.
     2.250%, 06/15/19.....................................  5,865   5,984,634
Exxon Mobil Corp.
     1.305%, 03/06/18.....................................  8,988   9,041,101
     1.912%, 03/06/20.....................................  3,265   3,337,643
Fifth Third Bancorp
     2.300%, 03/01/19.....................................  2,270   2,303,165
Fifth Third Bank
     2.375%, 04/25/19.....................................  1,615   1,652,305
FMC Technologies, Inc.
     2.000%, 10/01/17.....................................  2,500   2,483,378
Ford Motor Credit Co. LLC
     5.000%, 05/15/18.....................................  5,000   5,286,545
     2.375%, 03/12/19.....................................  1,000   1,016,783
Fortune Brands Home & Security, Inc.
     3.000%, 06/15/20.....................................  3,000   3,092,601
GATX Corp.
     2.500%, 03/15/19.....................................  3,000   3,022,770
GE Capital International Funding Co., Unlimited Co.
     2.342%, 11/15/20.....................................  4,715   4,890,912
General Electric Co.
     2.200%, 01/09/20.....................................  3,209   3,310,392
Gilead Sciences, Inc.
     2.550%, 09/01/20.....................................  6,118   6,364,880
Goldman Sachs Group, Inc. (The)
     5.950%, 01/18/18.....................................  2,000   2,128,280
Halliburton Co.
     6.150%, 09/15/19.....................................  3,000   3,406,125
Harley-Davidson Financial Services, Inc.
###  2.150%, 02/26/20.....................................  5,000   5,080,640

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT^
                                                           (000)    VALUE+
                                                          ------- ----------
UNITED STATES -- (Continued)
Hershey Co. (The)
    4.125%, 12/01/20..................................... $  300  $  333,891
Humana, Inc.
    2.625%, 10/01/19.....................................  2,000   2,057,188
Huntington Bancshares, Inc.
    2.600%, 08/02/18.....................................  5,000   5,093,355
Illinois Tool Works, Inc.
    1.950%, 03/01/19.....................................  2,150   2,196,803
International Business Machines Corp.
#   1.950%, 02/12/19.....................................  8,575   8,777,593
Jefferies Group LLC
    5.125%, 04/13/18.....................................  1,875   1,958,466
John Deere Capital Corp.
    1.950%, 03/04/19.....................................    400     407,952
Johnson & Johnson
    1.650%, 03/01/21.....................................  1,077   1,099,787
JPMorgan Chase & Co.
    6.300%, 04/23/19.....................................    548     616,907
    2.250%, 01/23/20.....................................  4,000   4,079,788
KeyBank NA
    1.650%, 02/01/18.....................................    820     824,606
KeyCorp
    2.900%, 09/15/20.....................................  2,142   2,230,651
Kimberly-Clark Corp.
    1.900%, 05/22/19.....................................  1,900   1,944,650
Kroger Co. (The)
    2.300%, 01/15/19.....................................  3,000   3,062,619
L-3 Communications Corp.
    4.750%, 07/15/20.....................................  1,553   1,673,872
Laboratory Corp. of America Holdings
    2.200%, 08/23/17.....................................  2,500   2,520,455
Legg Mason, Inc.
    2.700%, 07/15/19.....................................  5,425   5,540,433
Lockheed Martin Corp.
    2.500%, 11/23/20.....................................  3,500   3,637,504
Manufacturers & Traders Trust Co.
    2.100%, 02/06/20.....................................  7,800   7,928,357
Marathon Petroleum Corp.
    3.400%, 12/15/20.....................................  3,500   3,636,832
Marsh & McLennan Cos., Inc.
    2.350%, 09/10/19.....................................  2,200   2,247,060
MasterCard, Inc.
    2.000%, 04/01/19.....................................    695     711,171
Mattel, Inc.
    2.350%, 05/06/19.....................................  6,000   6,124,608
McDonald's Corp.
    5.350%, 03/01/18.....................................  2,370   2,523,420
McKesson Corp.
    1.400%, 03/15/18.....................................  4,407   4,418,991

                                                           FACE
                                                          AMOUNT^
                                                           (000)    VALUE+
                                                          ------- ----------
UNITED STATES -- (Continued)
Mead Johnson Nutrition Co.
    3.000%, 11/15/20..................................... $2,800  $2,947,045
Merck & Co., Inc.
#   3.875%, 01/15/21.....................................  3,000   3,305,493
MetLife, Inc.
    7.717%, 02/15/19.....................................  2,500   2,889,897
Microsoft Corp.
    1.850%, 02/12/20.....................................  2,000   2,045,616
    3.000%, 10/01/20.....................................  5,000   5,348,505
Monsanto Co.
    2.125%, 07/15/19.....................................  2,500   2,540,725
Morgan Stanley
    6.250%, 08/28/17.....................................  1,000   1,051,233
    7.300%, 05/13/19.....................................  1,800   2,065,298
    2.375%, 07/23/19.....................................  1,365   1,391,422
NextEra Energy Capital Holdings, Inc.
    2.400%, 09/15/19.....................................  3,850   3,927,058
NiSource Finance Corp.
    6.400%, 03/15/18.....................................  1,194   1,289,448
Nordstrom, Inc.
    4.750%, 05/01/20.....................................  5,225   5,686,441
Nucor Corp.
    5.750%, 12/01/17.....................................  7,160   7,508,900
Omnicom Group, Inc.
    4.450%, 08/15/20.....................................  1,000   1,102,544
ONE Gas, Inc.
    2.070%, 02/01/19.....................................  4,944   5,009,646
Oracle Corp.
    5.000%, 07/08/19.....................................  5,000   5,537,690
Pacific Gas & Electric Co.
    3.500%, 10/01/20.....................................    100     107,996
PepsiCo, Inc.
    4.500%, 01/15/20.....................................  1,700   1,885,662
PG&E Corp.
    2.400%, 03/01/19.....................................  5,000   5,109,660
PNC Bank NA
    2.400%, 10/18/19.....................................  2,000   2,060,334
    2.600%, 07/21/20.....................................  1,000   1,038,632
Praxair, Inc.
    1.250%, 11/07/18.....................................  3,400   3,410,900
Principal Financial Group, Inc.
    1.850%, 11/15/17.....................................  6,707   6,754,325
Progress Energy, Inc.
    4.400%, 01/15/21.....................................  1,500   1,640,856
Prudential Financial, Inc.
    6.000%, 12/01/17.....................................    250     265,385
Reinsurance Group of America, Inc.
    5.625%, 03/15/17.....................................  1,000   1,024,661
Republic Services, Inc.
    3.800%, 05/15/18.....................................  3,527   3,681,796

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


                                                              FACE
                                                             AMOUNT^
                                                              (000)    VALUE+
                                                             ------- ----------
UNITED STATES -- (Continued)
Reynolds American, Inc.
    2.300%, 08/21/17........................................ $2,000  $2,022,430
Scripps Networks Interactive, Inc.
    2.750%, 11/15/19........................................  6,000   6,124,572
Southern Co. (The)
    2.750%, 06/15/20........................................  5,000   5,191,685
Southwest Airlines Co.
    2.750%, 11/06/19........................................  5,000   5,185,065
Starwood Hotels & Resorts Worldwide, Inc.
    6.750%, 05/15/18........................................  1,000   1,092,215
State Street Corp.
    2.550%, 08/18/20........................................  2,000   2,081,224
Stryker Corp.
    2.625%, 03/15/21........................................  2,400   2,491,726
Symantec Corp.
    2.750%, 06/15/17........................................  4,000   4,030,384
Target Corp.
    2.300%, 06/26/19........................................  3,135   3,240,944
Tech Data Corp.
    3.750%, 09/21/17........................................  4,500   4,600,885
Texas Instruments, Inc.
    1.650%, 08/03/19........................................  5,000   5,079,690
Thermo Fisher Scientific, Inc.
    2.400%, 02/01/19........................................  6,599   6,747,623
TIAA Asset Management Finance Co. LLC
##  2.950%, 11/01/19........................................  4,972   5,102,729
Time Warner, Inc.
    4.875%, 03/15/20........................................  2,635   2,928,539
Tyson Foods, Inc.
    2.650%, 08/15/19........................................  5,000   5,138,080
Union Pacific Corp.
    1.800%, 02/01/20........................................  2,498   2,539,407
UnitedHealth Group, Inc.
    2.300%, 12/15/19........................................  5,000   5,157,415
    2.700%, 07/15/20........................................  1,930   2,021,793
US Bancorp
    2.200%, 04/25/19........................................  2,550   2,615,968
Verizon Communications, Inc.
    1.100%, 11/01/17........................................    410     409,851
    3.650%, 09/14/18........................................  1,000   1,049,977
    2.550%, 06/17/19........................................  1,000   1,034,767
    4.600%, 04/01/21........................................  1,197   1,351,868
Wal-Mart Stores, Inc.
    3.625%, 07/08/20........................................  1,500   1,640,910
Walgreens Boots Alliance, Inc.
    2.700%, 11/18/19........................................  5,000   5,179,640
Wells Fargo & Co.
    2.125%, 04/22/19........................................  1,000   1,022,172
    2.150%, 01/30/20........................................  3,250   3,317,070

                                                          FACE
                                                         AMOUNT^
                                                          (000)       VALUE+
                                                        ---------- ------------
UNITED STATES -- (Continued)
Western Union Co. (The)
      5.930%, 10/01/16................................. $    3,950 $  3,980,423
Wisconsin Electric Power Co.
      1.700%, 06/15/18.................................        535      539,505
Wyndham Worldwide Corp.
      2.500%, 03/01/18.................................      7,405    7,481,360
Xerox Corp.
      2.750%, 03/15/19.................................      5,800    5,785,831
                                                                   ------------
TOTAL UNITED STATES....................................             526,805,086
                                                                   ------------
TOTAL BONDS............................................             913,267,857
                                                                   ------------
U.S. TREASURY OBLIGATIONS -- (3.5%)
U.S. Treasury Notes
      1.125%, 04/30/20.................................     29,300   29,558,661
      1.625%, 11/30/20.................................      4,000    4,111,408
                                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS........................              33,670,069
                                                                   ------------
TOTAL INVESTMENT SECURITIES............................             946,937,926
                                                                   ------------

                                                         SHARES
                                                        ----------
SECURITIES LENDING COLLATERAL -- (1.4%)
(S)@  DFA Short Term Investment Fund...................  1,142,225   13,215,538
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $946,714,005)^^....            $960,153,464
                                                                   ============

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                      -----------------------------------------
                                      LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                                      ------- ------------ ------- ------------
Bonds
   Australia.........................   --    $ 30,602,081   --    $ 30,602,081
   Belgium...........................   --       7,909,496   --       7,909,496
   Canada............................   --      67,223,120   --      67,223,120
   Denmark...........................   --       5,219,665   --       5,219,665
   France............................   --      22,755,988   --      22,755,988
   Germany...........................   --      51,555,952   --      51,555,952
   Ireland...........................   --       4,958,516   --       4,958,516
   Japan.............................   --      39,387,606   --      39,387,606
   Netherlands.......................   --      54,306,719   --      54,306,719
   Norway............................   --      12,287,536   --      12,287,536
   Spain.............................   --       7,612,640   --       7,612,640
   Supranational Organization
     Obligations.....................   --      33,096,574   --      33,096,574
   Sweden............................   --       4,004,900   --       4,004,900
   Switzerland.......................   --       7,477,806   --       7,477,806
   United Kingdom....................   --      38,064,172   --      38,064,172
   United States.....................   --     526,805,086   --     526,805,086
U.S. Treasury Obligations............   --      33,670,069   --      33,670,069
Securities Lending Collateral........   --      13,215,538   --      13,215,538
Forward Currency Contracts**.........   --       3,963,587   --       3,963,587
                                        --    ------------   --    ------------
TOTAL................................   --    $964,117,051   --    $964,117,051
                                        ==    ============   ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                      DFA SHORT-TERM GOVERNMENT PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)
                                                         FACE
                                                        AMOUNT
                                                        (000)        VALUE+
                                                      ---------- --------------
AGENCY OBLIGATIONS -- (23.2%)
Federal Home Loan Bank
    1.375%, 03/09/18................................. $  145,700 $  147,067,686
    1.250%, 06/08/18.................................     55,075     55,527,386
    4.750%, 06/08/18.................................     18,505     19,848,500
    2.000%, 09/14/18.................................     27,860     28,539,589
    1.750%, 12/14/18.................................     44,850     45,789,025
    1.500%, 03/08/19.................................      7,430      7,548,011
    5.375%, 05/15/19.................................     27,860     31,284,607
    2.000%, 09/13/19.................................     54,640     56,377,333
    2.375%, 12/13/19.................................     25,000     26,128,725
    4.125%, 03/13/20.................................     22,950     25,469,084
Tennessee Valley Authority
    4.500%, 04/01/18.................................     14,098     14,963,194
    1.750%, 10/15/18.................................     29,380     29,998,067
                                                                 --------------
TOTAL AGENCY OBLIGATIONS.............................               488,541,207
                                                                 --------------
U.S. TREASURY OBLIGATIONS -- (76.5%)
U.S. Treasury Notes
    1.375%, 09/30/18.................................     60,745     61,641,758
    1.250%, 11/30/18.................................    129,555    131,199,903
    1.500%, 12/31/18.................................    103,734    105,719,980
    1.500%, 01/31/19.................................    189,673    193,362,607
    1.625%, 04/30/19.................................    101,300    103,745,483
    3.125%, 05/15/19.................................    262,388    279,811,818
    1.750%, 09/30/19.................................    279,690    287,938,617
    3.625%, 02/15/20.................................     95,000    104,184,600
    2.000%, 09/30/20.................................    122,000    127,223,064
    1.625%, 11/30/20.................................    181,000    186,041,212
    1.250%, 03/31/21.................................     27,000     27,299,538
                                                                 --------------
TOTAL U.S. TREASURY OBLIGATIONS......................             1,608,168,580
                                                                 --------------
TOTAL INVESTMENT SECURITIES..........................             2,096,709,787
                                                                 --------------
                                                        SHARES
                                                      ----------
TEMPORARY CASH INVESTMENTS -- (0.3%)
    State Street Institutional U.S. Government Money
      Market Fund, 0.253%............................  6,347,651      6,347,651
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,078,127,150)^^............................            $2,103,057,438
                                                                 ==============

DFA SHORT-TERM GOVERNMENT PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ---------- -------------- ------- --------------
Agency Obligations............         -- $  488,541,207   --    $  488,541,207
U.S. Treasury Obligations.....         --  1,608,168,580   --     1,608,168,580
Temporary Cash Investments.... $6,347,651             --   --         6,347,651
                               ---------- --------------   --    --------------
TOTAL......................... $6,347,651 $2,096,709,787   --    $2,103,057,438
                               ========== ==============   ==    ==============

                  DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)
                                                         FACE
                                                        AMOUNT^
                                                         (000)       VALUE+
                                                        -------- --------------
BONDS -- (97.7%)

AUSTRALIA -- (8.8%)
Australia & New Zealand Banking Group, Ltd.
    2.250%, 06/13/19................................... $261,561 $  266,840,086
#   5.100%, 01/13/20...................................    8,962      9,953,045
    2.700%, 11/16/20...................................   15,850     16,496,838
Commonwealth Bank of Australia
    2.250%, 03/13/19...................................   51,512     52,590,352
    2.300%, 09/06/19...................................  110,025    112,466,455
    2.300%, 03/12/20...................................   78,537     80,390,866
    2.400%, 11/02/20...................................   11,100     11,423,676
National Australia Bank, Ltd.
    2.250%, 07/01/19...................................  132,250    134,825,040
##  2.400%, 12/09/19...................................    5,000      5,111,130
    2.625%, 07/23/20...................................   57,207     59,198,776
    2.625%, 01/14/21...................................   11,400     11,797,689
Westpac Banking Corp.
    2.250%, 01/17/19...................................  139,489    142,414,363
    4.875%, 11/19/19...................................    3,382      3,741,831
    4.875%, 11/19/19...................................    4,219      4,667,117
    2.300%, 05/26/20...................................   83,559     85,401,225
    2.600%, 11/23/20...................................   74,195     76,834,858
                                                                 --------------
TOTAL AUSTRALIA........................................           1,074,153,347
                                                                 --------------
AUSTRIA -- (1.7%)
Oesterreichische Kontrollbank AG
#   1.375%, 02/10/20...................................   20,500     20,701,884
    1.500%, 10/21/20...................................  119,886    120,952,146
    1.875%, 01/20/21...................................   67,200     68,891,559
                                                                 --------------
TOTAL AUSTRIA..........................................             210,545,589
                                                                 --------------
BELGIUM -- (1.0%)
Dexia Credit Local SA
#   2.250%, 01/30/19...................................   71,945     73,309,725
    1.875%, 01/29/20...................................   51,000     51,503,523
                                                                 --------------
TOTAL BELGIUM..........................................             124,813,248
                                                                 --------------
CANADA -- (14.8%)
Alberta, Province of Canada
##  1.750%, 08/26/20...................................  219,600    223,352,305
Bank of Nova Scotia (The)
    2.050%, 06/05/19...................................  129,580    131,708,611
    2.350%, 10/21/20...................................   78,165     80,239,108
    4.375%, 01/13/21...................................    6,321      6,994,338
    2.450%, 03/22/21...................................   85,605     88,137,282
Manitoba, Province of Canada
    2.050%, 11/30/20...................................  151,000    155,137,249
Ontario, Province of Canada
    1.650%, 09/27/19...................................   79,691     80,788,026
    4.000%, 10/07/19...................................   27,031     29,340,177

                                                        FACE
                                                       AMOUNT^
                                                        (000)        VALUE+
                                                      ---------- --------------
CANADA -- (Continued)
    4.400%, 04/14/20.................................   $ 58,213 $   64,611,540
    1.875%, 05/21/20.................................    168,950    172,487,982
Quebec, Province of Canada
    3.500%, 07/29/20.................................    131,665    142,792,536
Royal Bank of Canada
#   2.150%, 03/15/19.................................     54,695     55,913,112
    2.150%, 03/06/20.................................     55,000     56,125,300
    2.350%, 10/30/20.................................    115,475    119,337,408
    2.500%, 01/19/21.................................     39,250     40,723,288
Toronto-Dominion Bank (The)
    2.125%, 07/02/19.................................    103,670    105,926,170
    2.250%, 11/05/19.................................     58,875     60,355,471
    2.500%, 12/14/20.................................    114,820    118,815,277
    2.125%, 04/07/21.................................     75,912     77,283,806
                                                                 --------------
TOTAL CANADA.........................................             1,810,068,986
                                                                 --------------
DENMARK -- (1.6%)
Nordea Bank AB
    2.375%, 04/04/19.................................     71,805     73,561,422
    4.875%, 01/27/20.................................      5,913      6,554,348
    4.875%, 01/27/20.................................      8,248      9,139,477
##  4.875%, 01/27/20.................................     10,000     11,084,640
##  2.500%, 09/17/20.................................     55,125     56,646,946
##  2.250%, 05/27/21.................................     39,250     40,068,598
                                                                 --------------
TOTAL DENMARK........................................               197,055,431
                                                                 --------------
FINLAND -- (0.3%)
Finland Government International Bond
##  1.625%, 12/15/20................................. GBP  5,000      6,925,805
Municipality Finance P.L.C.
    1.750%, 05/21/19.................................     28,800     29,296,512
                                                                 --------------
TOTAL FINLAND........................................                36,222,317
                                                                 --------------
FRANCE -- (2.9%)
Agence Francaise de Developpement
    1.625%, 01/21/20.................................    123,464    124,883,712
Sanofi
    4.000%, 03/29/21.................................      6,430      7,136,554
Total Capital International SA
    2.125%, 01/10/19.................................     89,900     91,923,289
    2.100%, 06/19/19.................................     79,228     81,371,593
Total Capital SA
    4.450%, 06/24/20.................................     46,609     51,649,484
                                                                 --------------
TOTAL FRANCE.........................................               356,964,632
                                                                 --------------
GERMANY -- (5.3%)
FMS Wertmanagement AoeR
    1.375%, 06/08/21.................................     20,000     20,135,100

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


                                                          FACE
                                                         AMOUNT^
                                                          (000)       VALUE+
                                                        ---------- ------------
GERMANY -- (Continued)
KFW
    1.500%, 04/20/20...................................   $325,500 $330,065,138
    2.750%, 09/08/20...................................     22,000   23,388,222
    1.375%, 02/01/21................................... GBP  6,000    8,252,419
Landwirtschaftliche Rentenbank
    1.375%, 12/15/20................................... GBP  4,470    6,123,951
NRW Bank
    2.000%, 09/23/19...................................     95,200   97,334,479
State of North Rhine-Westphalia
    1.625%, 01/22/20...................................    163,500  165,227,541
                                                                   ------------
TOTAL GERMANY..........................................             650,526,850
                                                                   ------------
JAPAN -- (3.9%)
Development Bank of Japan, Inc.
    1.625%, 09/25/19...................................      9,000    9,056,844
Japan Bank for International Cooperation
    1.750%, 05/29/19...................................        980      990,644
    1.750%, 05/29/19...................................     14,600   14,756,395
    1.750%, 05/28/20...................................     73,150   73,873,746
Japan Finance Organization for Municipalities
    2.125%, 03/06/19...................................     35,000   35,520,730
Toyota Motor Credit Corp.
    2.100%, 01/17/19...................................     26,923   27,531,056
    2.125%, 07/18/19...................................     24,219   24,860,271
#   2.150%, 03/12/20...................................    156,896  161,034,916
    4.500%, 06/17/20...................................        287      319,952
    4.250%, 01/11/21...................................      8,621    9,604,647
    1.900%, 04/08/21...................................    104,781  106,702,684
    2.750%, 05/17/21...................................     13,695   14,486,420
                                                                   ------------
TOTAL JAPAN............................................             478,738,305
                                                                   ------------
NETHERLANDS -- (7.8%)
Bank Nederlandse Gemeenten NV
    1.875%, 06/11/19...................................     18,000   18,412,182
    1.750%, 03/24/20...................................    179,600  183,044,728
    4.375%, 02/16/21...................................     15,000   16,989,810
    1.625%, 04/19/21...................................     77,400   78,458,987
Cooperatieve Rabobank UA
    2.250%, 01/14/19...................................    174,225  177,729,187
    2.500%, 01/19/21...................................     12,900   13,316,515
Nederlandse Waterschapsbank NV
    1.750%, 09/05/19...................................     19,000   19,304,038
    1.000%, 12/09/19................................... GBP  3,000    4,013,793
    1.625%, 03/04/20...................................    104,000  105,398,384
    1.625%, 03/04/20...................................     10,000   10,134,460
Shell International Finance BV
    1.900%, 08/10/18...................................     22,144   22,484,353
    2.000%, 11/15/18...................................     18,380   18,708,524
    4.300%, 09/22/19...................................     25,000   27,237,925

                                                          FACE
                                                         AMOUNT^
                                                          (000)       VALUE+
                                                        ---------- ------------
NETHERLANDS -- (Continued)
    4.300%, 09/22/19...................................   $  6,500 $  7,080,743
    4.375%, 03/25/20...................................     15,330   16,902,720
    2.125%, 05/11/20...................................    100,465  102,948,897
    2.250%, 11/10/20...................................     90,954   93,830,056
    1.875%, 05/10/21...................................     41,003   41,242,950
                                                                   ------------
TOTAL NETHERLANDS......................................             957,238,252
                                                                   ------------
NORWAY -- (1.4%)
Kommunalbanken A.S.
    1.750%, 05/28/19...................................     20,500   20,846,655
    1.500%, 10/22/19...................................     46,900   47,347,004
    1.625%, 01/15/20...................................     30,000   30,377,460
    1.625%, 02/10/21...................................      5,000    5,060,380
Statoil ASA
    2.250%, 11/08/19...................................     62,422   63,969,441
    2.900%, 11/08/20...................................      5,337    5,605,425
                                                                   ------------
TOTAL NORWAY...........................................             173,206,365
                                                                   ------------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (7.5%)
Asian Development Bank
    1.625%, 03/16/21...................................     54,333   55,439,274
EUROFIMA
    1.750%, 05/29/20...................................    154,390  157,104,639
    1.750%, 05/29/20...................................      6,200    6,309,015
European Investment Bank
    1.625%, 03/16/20...................................    188,500  191,829,664
    1.625%, 03/16/20...................................     16,000   16,277,088
    2.875%, 09/15/20...................................     32,433   34,643,503
    1.625%, 12/15/20...................................     10,000   10,165,500
    1.625%, 12/15/20...................................     59,500   60,509,358
    4.000%, 02/16/21...................................     10,000   11,208,610
    2.000%, 03/15/21...................................     30,000   31,025,520
Inter-American Development Bank
    1.875%, 06/16/20...................................    157,800  162,266,687
    2.125%, 11/09/20...................................     55,054   57,238,322
International Bank for Reconstruction & Development
    2.125%, 11/01/20...................................     15,000   15,613,140
    1.375%, 12/15/20................................... GBP 10,000   13,744,794
    1.625%, 03/09/21...................................     55,000   56,060,290
    1.625%, 03/09/21...................................      5,000    5,094,580
    1.375%, 05/24/21...................................     20,000   20,129,360
    1.375%, 05/24/21...................................      3,506    3,532,646
    2.250%, 06/24/21...................................     10,000   10,461,790
                                                                   ------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS...........             918,653,780
                                                                   ------------
SWEDEN -- (6.3%)
Kommuninvest I Sverige AB
    2.000%, 11/12/19...................................    128,979  132,437,185

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


                                                          FACE
                                                         AMOUNT^
                                                          (000)       VALUE+
                                                        ---------- ------------
SWEDEN -- (Continued)
Svensk Exportkredit AB
    1.875%, 06/17/19...................................   $ 68,542 $ 69,953,554
    1.750%, 08/28/20...................................    185,920  189,244,064
    1.750%, 03/10/21...................................     76,885   78,284,999
Svenska Handelsbanken AB
    2.500%, 01/25/19...................................     73,906   75,999,979
    2.250%, 06/17/19...................................    119,548  122,314,580
##  5.125%, 03/30/20...................................     65,368   73,466,441
    2.400%, 10/01/20...................................     31,700   32,579,643
                                                                   ------------
TOTAL SWEDEN...........................................             774,280,445
                                                                   ------------
SWITZERLAND -- (0.2%)
Novartis Capital Corp.
    4.400%, 04/24/20...................................     15,095   16,790,485
                                                                   ------------
UNITED KINGDOM -- (1.3%)
Network Rail Infrastructure Finance P.L.C.
    4.625%, 07/21/20................................... GBP 13,450   20,688,924
United Kingdom Gilt
    2.000%, 07/22/20................................... GBP 53,500   75,776,462
    1.500%, 01/22/21................................... GBP 45,500   63,475,186
                                                                   ------------
TOTAL UNITED KINGDOM...................................             159,940,572
                                                                   ------------
UNITED STATES -- (32.9%)
3M Co.
    2.000%, 08/07/20...................................    116,667  119,835,792
Alphabet, Inc.
    3.625%, 05/19/21...................................     11,075   12,248,286
Apple, Inc.
    2.100%, 05/06/19...................................    108,898  111,862,639
    1.550%, 02/07/20...................................     38,312   38,780,479
    2.000%, 05/06/20...................................     82,835   85,004,697
    2.250%, 02/23/21...................................     87,355   90,324,197
    2.850%, 05/06/21...................................     23,968   25,352,847
Automatic Data Processing, Inc.
    2.250%, 09/15/20...................................     59,281   61,828,186
Berkshire Hathaway Finance Corp.
    2.900%, 10/15/20...................................      3,022    3,201,749
Berkshire Hathaway, Inc.
    2.100%, 08/14/19...................................     60,292   62,025,214
    2.200%, 03/15/21...................................    138,121  142,992,942
Chevron Corp.
    2.193%, 11/15/19...................................     26,867   27,594,666
    1.961%, 03/03/20...................................    202,132  207,049,063
    2.427%, 06/24/20...................................     32,440   33,696,174
    2.419%, 11/17/20...................................     72,602   75,285,007
    2.100%, 05/16/21...................................     21,860   22,351,981
Cisco Systems, Inc.
    4.450%, 01/15/20...................................     66,218   73,255,914
    2.450%, 06/15/20...................................    262,975  274,900,390

                                                        FACE
                                                       AMOUNT^
                                                        (000)       VALUE+
                                                       -------- ---------------
UNITED STATES -- (Continued)
    2.200%, 02/28/21.................................. $ 12,000 $    12,399,960
Coca-Cola Co. (The)
    1.875%, 10/27/20..................................  238,988     245,059,729
    2.450%, 11/01/20..................................    1,600       1,684,936
    3.150%, 11/15/20..................................    6,250       6,734,719
Exxon Mobil Corp.
    1.819%, 03/15/19..................................   94,970      96,587,529
    1.912%, 03/06/20..................................  149,539     152,866,093
    2.222%, 03/01/21..................................   96,511      99,552,062
GE Capital International Funding Co., Unlimited Co.
#   2.342%, 11/15/20..................................  346,667     359,600,799
International Business Machines Corp.
#   1.950%, 02/12/19..................................   52,704      53,949,185
    1.625%, 05/15/20..................................  103,458     104,774,089
    2.250%, 02/19/21..................................  106,347     109,929,724
Johnson & Johnson
    2.950%, 09/01/20..................................    2,385       2,553,169
    1.650%, 03/01/21..................................   66,800      68,213,354
Merck & Co., Inc.
    1.850%, 02/10/20..................................   10,000      10,239,810
    1.850%, 02/10/20..................................  189,508     194,122,709
    3.875%, 01/15/21..................................   14,460      15,932,476
Microsoft Corp.
    1.850%, 02/12/20..................................  135,631     138,724,472
    3.000%, 10/01/20..................................    6,000       6,418,206
    2.000%, 11/03/20..................................  212,317     218,149,773
Oracle Corp.
    3.875%, 07/15/20..................................    6,646       7,275,994
    2.800%, 07/08/21..................................   15,000      15,775,800
Pfizer, Inc.
    2.100%, 05/15/19..................................  227,225     233,002,423
    1.950%, 06/03/21..................................  123,569     125,738,007
Procter & Gamble Co. (The)
    1.900%, 11/01/19..................................   44,756      46,050,925
    1.850%, 02/02/21..................................   48,391      49,664,796
US Bank NA
    2.125%, 10/28/19..................................  158,605     162,546,493
Wal-Mart Stores, Inc.
    3.625%, 07/08/20..................................   11,300      12,361,522
    3.250%, 10/25/20..................................   13,735      14,889,509
                                                                ---------------
TOTAL UNITED STATES...................................            4,032,388,486
                                                                ---------------
TOTAL BONDS...........................................           11,971,587,090
                                                                ---------------
AGENCY OBLIGATIONS -- (1.5%)
Federal Home Loan Bank
    1.375%, 02/18/21..................................   10,000      10,109,030
Federal Home Loan Mortgage Corporation
#   1.375%, 05/01/20..................................   80,000      81,119,200

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


                                                       FACE
                                                      AMOUNT^
                                                       (000)        VALUE+
                                                     ---------- ---------------
Federal National Mortgage Association
      1.500%, 11/30/20.............................. $   63,000 $    64,132,614
      1.250%, 05/06/21..............................     30,000      30,113,310
                                                                ---------------
TOTAL AGENCY OBLIGATIONS............................                185,474,154
                                                                ---------------
U.S. TREASURY OBLIGATIONS -- (0.4%)
U.S. Treasury Notes
      1.625%, 07/31/20..............................     50,000      51,363,300
                                                                ---------------
TOTAL INVESTMENT SECURITIES.........................             12,208,424,544
                                                                ---------------
                                                      SHARES
                                                     ----------
SECURITIES LENDING COLLATERAL -- (0.4%)
(S)@  DFA Short Term Investment Fund................  4,228,294      48,921,365
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $12,014,192,318)^^..........................            $12,257,345,909
                                                                ===============

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -----------------------------------------------
                               LEVEL 1     LEVEL 2     LEVEL 3      TOTAL
                               ------- --------------- ------- ---------------
  Bonds
     Australia................   --    $ 1,074,153,347   --    $ 1,074,153,347
     Austria..................   --        210,545,589   --        210,545,589
     Belgium..................   --        124,813,248   --        124,813,248
     Canada...................   --      1,810,068,986   --      1,810,068,986
     Denmark..................   --        197,055,431   --        197,055,431
     Finland..................   --         36,222,317   --         36,222,317
     France...................   --        356,964,632   --        356,964,632
     Germany..................   --        650,526,850   --        650,526,850
     Japan....................   --        478,738,305   --        478,738,305
     Netherlands..............   --        957,238,252   --        957,238,252
     Norway...................   --        173,206,365   --        173,206,365
     Supranational
       Organization
       Obligations............   --        918,653,780   --        918,653,780
     Sweden...................   --        774,280,445   --        774,280,445
     Switzerland..............   --         16,790,485   --         16,790,485
     United Kingdom...........   --        159,940,572   --        159,940,572
     United States............   --      4,032,388,486   --      4,032,388,486
  Agency Obligations..........   --        185,474,154   --        185,474,154
  U.S. Treasury Obligations...   --         51,363,300   --         51,363,300
  Securities Lending
    Collateral................   --         48,921,365   --         48,921,365
  Forward Currency
    Contracts**...............   --          8,560,253   --          8,560,253
                                 --    ---------------   --    ---------------
  TOTAL.......................   --    $12,265,906,162   --    $12,265,906,162
                                 ==    ===============   ==    ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

              DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                           FACE
                                                          AMOUNT^
                                                           (000)      VALUE+
                                                        ----------- -----------
BONDS -- (95.9%)

AUSTRIA -- (3.7%)
Austria Government Bond
##  1.650%, 10/21/24................................... EUR  13,650 $17,580,975
##  4.850%, 03/15/26................................... EUR   6,550  10,798,939
                                                                    -----------
TOTAL AUSTRIA..........................................              28,379,914
                                                                    -----------
BELGIUM -- (3.9%)
Belgium Government Bond
    5.500%, 03/28/28................................... EUR  10,200  18,411,759
##  1.000%, 06/22/31................................... EUR   9,000  10,899,294
                                                                    -----------
TOTAL BELGIUM..........................................              29,311,053
                                                                    -----------
CANADA -- (10.9%)
Alberta, Province of Canada
    2.550%, 12/15/22................................... CAD   7,150   5,831,495
    2.900%, 09/20/29................................... CAD   8,800   7,113,870
British Columbia, Province of Canada
    2.850%, 06/18/25................................... CAD  21,100  17,740,548
    5.700%, 06/18/29................................... CAD   4,400   4,719,878
Manitoba, Province of Canada
    2.550%, 06/02/23................................... CAD   4,000   3,252,939
    3.300%, 06/02/24................................... CAD  10,750   9,166,873
    3.250%, 09/05/29................................... CAD  18,400  15,395,176
Ontario, Province of Canada
    1.875%, 05/21/24................................... EUR   6,800   8,581,722
    6.500%, 03/08/29................................... CAD   9,600  10,812,895
                                                                    -----------
TOTAL CANADA...........................................              82,615,396
                                                                    -----------
DENMARK -- (3.7%)
Denmark Government Bond
    1.750%, 11/15/25................................... DKK 143,380  24,946,898
    1.750%, 11/15/25................................... DKK  20,000   3,479,830
                                                                    -----------
TOTAL DENMARK..........................................              28,426,728
                                                                    -----------
FINLAND -- (3.9%)
Finland Government Bond
##  2.750%, 07/04/28................................... EUR  19,950  29,420,459
                                                                    -----------
FRANCE -- (22.2%)
Caisse d'Amortissement de la Dette Sociale
    1.375%, 11/25/24................................... EUR  19,950  24,865,960
France Government Bond OAT
    2.250%, 05/25/24................................... EUR  22,950  30,530,689
    0.500%, 05/25/25................................... EUR  10,450  12,224,734
    6.000%, 10/25/25................................... EUR   5,650   9,834,790
    3.500%, 04/25/26................................... EUR  14,800  22,094,417
    2.750%, 10/25/27................................... EUR  26,500  38,112,426
SNCF Mobilites Group
    5.375%, 03/18/27................................... GBP   1,600   2,871,831

                                                         FACE
                                                        AMOUNT^
                                                         (000)        VALUE+
                                                     ------------- ------------
FRANCE -- (Continued)
SNCF Reseau
        3.125%, 10/25/28............................ EUR     6,600 $  9,730,575
        5.250%, 12/07/28............................ GBP     8,923   16,410,799
UNEDIC
        2.375%, 05/25/24............................ EUR     1,000    1,330,223
                                                                   ------------
TOTAL FRANCE........................................                168,006,444
                                                                   ------------
GERMANY -- (7.2%)
Bundesrepublik Deutschland
        4.750%, 07/04/28............................ EUR     2,950    5,245,172
Deutsche Bahn Finance BV
        3.125%, 07/24/26............................ GBP    12,550   19,285,318
KFW
        2.050%, 02/16/26............................ JPY 2,499,000   29,815,506
                                                                   ------------
TOTAL GERMANY.......................................                 54,345,996
                                                                   ------------
NETHERLANDS -- (5.6%)
Bank Nederlandse Gemeenten NV
        2.250%, 07/17/23............................ EUR     4,000    5,202,772
        1.125%, 09/04/24............................ EUR     6,976    8,493,110
Nederlandse Waterschapsbank NV
        3.000%, 11/16/23............................ EUR     4,700    6,418,391
Netherlands Government Bond
        5.500%, 01/15/28............................ EUR    12,150   22,193,548
                                                                   ------------
TOTAL NETHERLANDS...................................                 42,307,821
                                                                   ------------
NORWAY -- (1.4%)
Norway Government Bond
##      1.500%, 02/19/26............................ NOK    85,000   10,560,082
                                                                   ------------
SINGAPORE -- (2.3%)
Singapore Government Bond
        3.125%, 09/01/22............................ SGD     4,270    3,484,284
        2.750%, 07/01/23............................ SGD    13,180   10,553,241
        3.000%, 09/01/24............................ SGD     1,900    1,551,801
        3.500%, 03/01/27............................ SGD     2,300    1,977,997
                                                                   ------------
TOTAL SINGAPORE.....................................                 17,567,323
                                                                   ------------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (12.7%)
Asian Development Bank
        2.350%, 06/21/27............................ JPY 2,430,000   30,509,283
European Financial Stability Facility
        1.750%, 06/27/24............................ EUR     8,325   10,717,976
European Investment Bank
        1.250%, 05/12/25............................ SEK    50,000    6,089,167
        1.900%, 01/26/26............................ JPY 1,721,000   20,283,124
        6.000%, 12/07/28............................ GBP     1,300    2,640,270
European Union
        0.625%, 11/04/23............................ EUR     9,400   11,182,214
        3.000%, 09/04/26............................ EUR     6,925   10,032,901

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO
CONTINUED


                                                            FACE
                                                           AMOUNT^
                                                            (000)     VALUE+
                                                           ------- ------------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
    2.875%, 04/04/28.................................. EUR   3,460 $  5,061,894
                                                                   ------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS..........               96,516,829
                                                                   ------------
SWEDEN -- (3.9%)
Sweden Government Bond
    1.500%, 11/13/23.................................. SEK 160,500   21,170,545
    2.500%, 05/12/25.................................. SEK   4,000      574,830
    1.000%, 11/12/26.................................. SEK  58,400    7,448,638
                                                                   ------------
TOTAL SWEDEN..........................................               29,194,013
                                                                   ------------
UNITED KINGDOM -- (14.5%)
Network Rail Infrastructure Finance P.L.C.
    4.750%, 01/22/24.................................. GBP   3,500    5,930,741
United Kingdom Gilt
    4.250%, 12/07/27.................................. GBP  28,875   52,124,733
    4.750%, 12/07/30.................................. GBP  26,200   51,605,263
                                                                   ------------
TOTAL UNITED KINGDOM..................................              109,660,737
                                                                   ------------
TOTAL BONDS...........................................              726,312,795
                                                                   ------------
AGENCY OBLIGATIONS -- (1.2%)
Federal Home Loan Bank
    5.750%, 06/12/26..................................       2,000    2,699,478
Federal National Mortgage Association
    2.625%, 09/06/24..................................       1,000    1,078,367
    7.250%, 05/15/30..................................       2,000    3,206,820
Tennessee Valley Authority
    3.875%, 02/15/21..................................       2,000    2,245,018
                                                                   ------------
TOTAL AGENCY OBLIGATIONS..............................                9,229,683
                                                                   ------------
U.S. TREASURY OBLIGATIONS -- (2.9%)
U.S. Treasury Notes
    1.750%, 05/15/23..................................       8,130    8,387,558
    2.125%, 05/15/25..................................      12,400   13,123,652
                                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS.......................               21,511,210
                                                                   ------------
TOTAL INVESTMENT SECURITIES...........................              757,053,688
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $729,893,119)^^...             $757,053,688
                                                                   ============

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ------------------------------------------
                                    LEVEL 1    LEVEL 2    LEVEL 3     TOTAL
                                    ------- ------------  ------- ------------
Bonds
   Austria.........................   --    $ 28,379,914    --    $ 28,379,914
   Belgium.........................   --      29,311,053    --      29,311,053
   Canada..........................   --      82,615,396    --      82,615,396
   Denmark.........................   --      28,426,728    --      28,426,728
   Finland.........................   --      29,420,459    --      29,420,459
   France..........................   --     168,006,444    --     168,006,444
   Germany.........................   --      54,345,996    --      54,345,996
   Netherlands.....................   --      42,307,821    --      42,307,821
   Norway..........................   --      10,560,082    --      10,560,082
   Singapore.......................   --      17,567,323    --      17,567,323
   Supranational Organization
     Obligations...................   --      96,516,829    --      96,516,829
   Sweden..........................   --      29,194,013    --      29,194,013
   United Kingdom..................   --     109,660,737    --     109,660,737
Agency Obligations.................   --       9,229,683    --       9,229,683
U.S. Treasury Obligations..........   --      21,511,210    --      21,511,210
Forward Currency Contracts**.......   --      (1,643,115)   --      (1,643,115)
                                      --    ------------    --    ------------
TOTAL..............................   --    $755,410,573    --    $755,410,573
                                      ==    ============    ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

              DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)


                                                            FACE
                                                           AMOUNT
                                                           (000)      VALUE+
                                                          -------- ------------
AGENCY OBLIGATIONS -- (44.0%)
Federal Farm Credit Bank
    5.100%, 09/03/19..................................... $  6,305 $  7,113,162
    5.320%, 09/03/19.....................................   14,921   16,930,903
    5.150%, 11/15/19.....................................    7,846    8,908,231
    4.670%, 05/07/20.....................................    3,923    4,448,992
    5.350%, 08/07/20.....................................    4,693    5,478,266
    3.650%, 12/21/20.....................................   30,822   34,173,738
    5.250%, 03/02/21.....................................    4,273    5,015,827
    5.220%, 02/22/22.....................................    3,503    4,239,061
    5.210%, 12/19/22.....................................   14,851   18,268,527
    5.250%, 03/06/23.....................................    4,203    5,193,496
    5.220%, 05/15/23.....................................   33,694   41,739,689
Federal Home Loan Bank
    1.500%, 03/08/19.....................................   10,220   10,382,324
    1.875%, 03/08/19.....................................   37,125   38,091,215
    5.375%, 05/15/19.....................................   34,730   38,999,081
    1.625%, 06/14/19.....................................   37,710   38,478,718
    5.125%, 08/15/19.....................................    3,710    4,171,127
    1.375%, 09/13/19.....................................    3,505    3,554,042
    4.500%, 09/13/19.....................................   25,900   28,742,137
    4.125%, 12/13/19.....................................   18,215   20,110,817
    1.875%, 03/13/20.....................................   86,165   88,735,216
    4.125%, 03/13/20.....................................  104,395  115,853,813
    3.000%, 03/18/20.....................................   12,665   13,550,334
    3.375%, 06/12/20.....................................   19,965   21,722,379
    2.875%, 09/11/20.....................................   10,295   11,039,236
    4.625%, 09/11/20.....................................   17,970   20,494,390
    3.125%, 12/11/20.....................................    4,205    4,563,426
    5.250%, 12/11/20.....................................    5,290    6,219,342
    1.750%, 03/12/21.....................................   28,330   29,096,610
    5.000%, 03/12/21.....................................    3,645    4,273,890
    2.250%, 06/11/21.....................................   49,035   51,461,595
    3.625%, 06/11/21.....................................    7,030    7,833,339
    5.625%, 06/11/21.....................................   25,905   31,312,410
    2.375%, 09/10/21.....................................   27,565   29,160,765
    3.000%, 09/10/21.....................................   21,875   23,784,600
    2.625%, 12/10/21.....................................   75,370   80,732,048
    5.000%, 12/10/21.....................................   31,875   38,089,382
    2.250%, 03/11/22.....................................    7,005    7,354,893
    2.500%, 03/11/22.....................................    7,705    8,201,487
    5.250%, 06/10/22.....................................    5,780    7,029,624
    5.750%, 06/10/22.....................................   13,660   16,992,412
    2.000%, 09/09/22.....................................   11,365   11,757,763
    5.375%, 09/30/22.....................................   44,400   54,795,816
    5.250%, 12/09/22.....................................   10,510   12,932,418
    2.125%, 03/10/23.....................................   10,000   10,472,170
    4.750%, 03/10/23.....................................   34,465   41,548,040
    3.250%, 06/09/23.....................................   24,520   27,319,767
    2.875%, 06/14/24.....................................   23,000   25,196,132
    5.375%, 08/15/24.....................................   29,950   38,330,609
    5.365%, 09/09/24.....................................    1,400    1,790,397


                                                         FACE
                                                        AMOUNT
                                                        (000)        VALUE+
                                                      ---------- --------------
    4.375%, 03/13/26................................. $   14,080 $   17,214,011
    5.750%, 06/12/26.................................      8,080     10,905,891
Tennessee Valley Authority
    3.875%, 02/15/21.................................     74,241     83,336,191
    1.875%, 08/15/22.................................     89,450     92,116,683
    2.875%, 09/15/24.................................    117,875    128,512,512
    6.750%, 11/01/25.................................     47,282     66,522,937
    7.125%, 05/01/30.................................     10,000     15,561,390
                                                                 --------------
TOTAL AGENCY OBLIGATIONS.............................             1,589,853,271
                                                                 --------------
U.S. TREASURY OBLIGATIONS -- (55.8%)
U.S. Treasury Bonds
    8.125%, 05/15/21.................................     86,583    115,405,568
    8.125%, 08/15/21.................................     90,711    122,239,879
    7.250%, 08/15/22.................................     65,541     88,956,164
    6.250%, 08/15/23.................................     81,259    108,661,863
    7.500%, 11/15/24.................................     64,352     95,588,476
    6.875%, 08/15/25.................................     40,630     59,595,229
    6.000%, 02/15/26.................................     61,833     87,179,143
    6.750%, 08/15/26.................................     83,183    124,757,979
    6.625%, 02/15/27.................................     98,828    148,696,746
    5.250%, 11/15/28.................................     95,132    134,292,373
    5.250%, 02/15/29.................................     95,750    135,774,691
    6.125%, 08/15/29.................................     92,528    142,001,611
    6.250%, 05/15/30.................................    107,289    169,324,453
    5.375%, 02/15/31.................................     85,000    126,819,320
U.S. Treasury Notes
    2.000%, 09/30/20.................................     64,472     67,232,488
    3.125%, 05/15/21.................................    116,635    128,052,297
    2.000%, 10/31/21.................................     64,843     67,872,191
    2.750%, 02/15/24.................................     83,538     92,192,256
                                                                 --------------
TOTAL U.S. TREASURY OBLIGATIONS......................             2,014,642,727
                                                                 --------------
TOTAL INVESTMENT SECURITIES..........................             3,604,495,998
                                                                 --------------
                                                        SHARES
                                                      ----------
TEMPORARY CASH INVESTMENTS -- (0.2%)
    State Street Institutional U.S. Government Money
      Market Fund, 0.253%............................  7,823,263      7,823,263
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,423,589,562)^^............................            $3,612,319,261
                                                                 ==============

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ---------- -------------- ------- --------------
Agency Obligations............         -- $1,589,853,271   --    $1,589,853,271
U.S. Treasury Obligations.....         --  2,014,642,727   --     2,014,642,727
Temporary Cash Investments.... $7,823,263             --   --         7,823,263
                               ---------- --------------   --    --------------
TOTAL......................... $7,823,263 $3,604,495,998   --    $3,612,319,261
                               ========== ==============   ==    ==============

                   DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)


                                                           FACE
                                                          AMOUNT
                                                          (000)      VALUE+
                                                          ------- ------------
AGENCY OBLIGATIONS -- (2.5%)
Federal Home Loan Bank
    4.875%, 05/17/17..................................... $ 2,700 $  2,791,068
    5.000%, 11/17/17.....................................  13,415   14,158,781
    1.875%, 03/08/19.....................................   7,155    7,341,216
Federal Home Loan Mortgage Corporation
    1.000%, 07/28/17.....................................     982      985,569
    1.000%, 09/29/17.....................................     764      766,785
    1.750%, 05/30/19.....................................   4,471    4,583,267
Federal National Mortgage Association
    1.875%, 09/18/18.....................................   4,726    4,834,679
    1.875%, 02/19/19.....................................  16,942   17,393,267
#   1.500%, 06/22/20.....................................  48,451   49,328,205
Tennessee Valley Authority
    1.750%, 10/15/18.....................................   8,303    8,477,670
                                                                  ------------
TOTAL AGENCY OBLIGATIONS.................................          110,660,507
                                                                  ------------
BONDS -- (96.1%)
21st Century Fox America, Inc.
    6.900%, 03/01/19.....................................   4,000    4,535,708
    5.650%, 08/15/20.....................................   4,210    4,836,334
    4.500%, 02/15/21.....................................   7,638    8,542,966
ABB Finance USA, Inc.
    1.625%, 05/08/17.....................................     193      193,914
Abbott Laboratories
    5.125%, 04/01/19.....................................   1,348    1,484,883
    2.000%, 03/15/20.....................................  13,567   13,820,554
    4.125%, 05/27/20.....................................   3,000    3,287,193
AbbVie, Inc.
#   2.500%, 05/14/20.....................................  24,891   25,554,494
Actavis, Inc.
    1.875%, 10/01/17.....................................  14,811   14,892,979
Advance Auto Parts, Inc.
    5.750%, 05/01/20.....................................   2,825    3,153,774
Aetna, Inc.
    2.200%, 03/15/19.....................................  10,171   10,369,985
    3.950%, 09/01/20.....................................   3,000    3,215,838
Aflac, Inc.
    2.650%, 02/15/17.....................................  16,575   16,706,324
African Development Bank
    1.125%, 03/15/17.....................................   5,811    5,823,133
Agilent Technologies, Inc.
    6.500%, 11/01/17.....................................   1,754    1,833,497
    5.000%, 07/15/20.....................................   1,690    1,890,061
Air Products & Chemicals, Inc.
    2.000%, 08/02/16.....................................   2,669    2,669,000
Airgas, Inc.
    3.050%, 08/01/20.....................................   6,528    6,790,883
Altria Group, Inc.
    2.625%, 01/14/20.....................................   5,000    5,216,525


                                                            FACE
                                                           AMOUNT
                                                           (000)     VALUE+
                                                           ------- -----------
Amazon.com, Inc.
     2.600%, 12/05/19..................................... $11,705 $12,233,492
Ameren Corp.
     2.700%, 11/15/20.....................................   1,000   1,040,273
American Express Credit Corp.
     2.800%, 09/19/16.....................................   4,033   4,043,974
     2.250%, 08/15/19.....................................   5,365   5,496,636
     2.600%, 09/14/20.....................................  13,925  14,407,111
American Honda Finance Corp.
     2.125%, 10/10/18.....................................   3,988   4,086,344
American International Group, Inc.
     2.300%, 07/16/19.....................................   9,941  10,164,712
     3.375%, 08/15/20.....................................   3,000   3,157,737
     6.400%, 12/15/20.....................................  11,283  13,292,468
Ameriprise Financial, Inc.
     5.300%, 03/15/20.....................................   6,957   7,778,462
Amgen, Inc.
     2.200%, 05/22/19.....................................  11,625  11,950,070
     3.450%, 10/01/20.....................................   4,990   5,358,801
     4.100%, 06/15/21.....................................   5,000   5,531,160
Amphenol Corp.
     2.550%, 01/30/19.....................................     452     459,419
Anheuser-Busch InBev Worldwide, Inc.
     1.375%, 07/15/17.....................................  17,226  17,277,316
     5.375%, 01/15/20.....................................   3,933   4,444,007
Anthem, Inc.
     5.875%, 06/15/17.....................................   1,358   1,411,433
     2.250%, 08/15/19.....................................  14,691  14,968,645
AP Moeller - Maersk A.S.
###  2.875%, 09/28/20.....................................   3,000   3,080,385
Apache Corp.
     6.900%, 09/15/18.....................................     200     218,869
Apple, Inc.
     1.000%, 05/03/18.....................................     696     697,324
     2.100%, 05/06/19.....................................  40,239  41,334,467
     2.000%, 05/06/20.....................................   2,978   3,056,003
     2.850%, 05/06/21.....................................  14,000  14,808,906
Applied Materials, Inc.
     2.625%, 10/01/20.....................................   5,090   5,291,493
Arizona Public Service Co.
     8.750%, 03/01/19.....................................   1,788   2,106,200
Asian Development Bank
     1.125%, 03/15/17.....................................   4,151   4,160,340
     1.750%, 09/11/18.....................................   7,409   7,548,734
#    1.875%, 04/12/19.....................................  17,884  18,321,210
Associated Banc-Corp
     2.750%, 11/15/19.....................................     447     451,732
Assurant, Inc.
     2.500%, 03/15/18.....................................   8,303   8,410,416
AstraZeneca P.L.C.
     2.375%, 11/16/20.....................................  16,256  16,706,259

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
AT&T, Inc.
    1.600%, 02/15/17....................................... $ 4,151 $ 4,162,428
    5.500%, 02/01/18.......................................   4,645   4,933,998
    5.800%, 02/15/19.......................................   3,751   4,150,226
    2.300%, 03/11/19.......................................     600     613,256
    4.600%, 02/15/21.......................................   8,793   9,730,219
Australia & New Zealand Banking Group, Ltd.
    2.250%, 06/13/19.......................................  40,154  40,964,428
Autodesk, Inc.
    1.950%, 12/15/17.......................................   3,554   3,565,323
    3.125%, 06/15/20.......................................  14,337  14,791,067
Bank Nederlandse Gemeenten NV
    1.375%, 09/27/17.......................................  11,622  11,685,096
    1.375%, 03/19/18.......................................  20,754  20,890,976
    4.375%, 02/16/21.......................................   5,000   5,663,270
    1.625%, 04/19/21.......................................  12,000  12,164,184
Bank of America Corp.
    2.000%, 01/11/18.......................................   4,815   4,847,227
    2.650%, 04/01/19.......................................   5,365   5,501,985
    2.625%, 10/19/20.......................................   5,000   5,059,500
Bank of Montreal
    2.375%, 01/25/19.......................................     273     279,899
Bank of New York Mellon Corp. (The)
    5.450%, 05/15/19.......................................   3,309   3,674,651
    2.150%, 02/24/20.......................................  23,063  23,632,541
Bank of Nova Scotia (The)
    2.050%, 06/05/19.......................................   1,788   1,817,371
    2.350%, 10/21/20.......................................   1,315   1,349,894
    2.450%, 03/22/21.......................................  17,000  17,502,877
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
##  2.350%, 09/08/19.......................................  13,163  13,399,092
Barclays Bank P.L.C.
    5.000%, 09/22/16.......................................     300     301,728
Barclays P.L.C.
    2.750%, 11/08/19.......................................  26,424  26,598,213
Baxalta, Inc.
    2.875%, 06/23/20.......................................   4,024   4,079,616
Bayer US Finance LLC
##  2.375%, 10/08/19.......................................   5,616   5,737,856
BB&T Corp.
    2.150%, 03/22/17.......................................   4,774   4,804,267
    1.450%, 01/12/18.......................................   1,640   1,646,485
    2.450%, 01/15/20.......................................  13,289  13,701,145
Beam Suntory, Inc.
    1.750%, 06/15/18.......................................  16,605  16,669,527
Becton Dickinson and Co.
    1.750%, 11/08/16.......................................   2,109   2,113,800
    6.375%, 08/01/19.......................................   2,175   2,482,906
Berkshire Hathaway Finance Corp.
    1.600%, 05/15/17.......................................     258     259,499


                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
Berkshire Hathaway, Inc.
    2.100%, 08/14/19....................................... $24,591 $25,297,917
    2.200%, 03/15/21.......................................   8,295   8,587,590
BHP Billiton Finance USA, Ltd.
    1.625%, 02/24/17.......................................   5,566   5,580,277
Biogen, Inc.
    2.900%, 09/15/20.......................................  19,046  19,930,439
BlackRock, Inc.
    5.000%, 12/10/19.......................................   3,443   3,849,377
BNP Paribas SA
    1.250%, 12/12/16.......................................  15,605  15,621,900
    2.450%, 03/17/19.......................................   9,836  10,076,756
Boeing Capital Corp.
    2.900%, 08/15/18.......................................   5,341   5,543,990
Boston Scientific Corp.
    2.850%, 05/15/20.......................................   9,273   9,593,271
BP Capital Markets P.L.C.
    2.248%, 11/01/16.......................................   5,556   5,574,079
    1.846%, 05/05/17.......................................   2,898   2,913,055
    4.750%, 03/10/19.......................................     894     971,588
    2.315%, 02/13/20.......................................  15,559  15,954,261
BPCE SA
    2.500%, 12/10/18.......................................   2,250   2,302,895
    2.500%, 07/15/19.......................................   4,024   4,117,828
    2.250%, 01/27/20.......................................  18,309  18,613,662
Branch Banking & Trust Co.
    2.300%, 10/15/18.......................................  12,454  12,745,797
Bristol-Myers Squibb Co.
    1.750%, 03/01/19.......................................   5,954   6,061,118
British Columbia, Province of Canada
    1.200%, 04/25/17.......................................   8,303   8,333,472
British Telecommunications P.L.C.
    1.250%, 02/14/17.......................................   3,155   3,155,928
Brown-Forman Corp.
    1.000%, 01/15/18.......................................   5,745   5,743,345
Buckeye Partners L.P.
    2.650%, 11/15/18.......................................   1,030   1,042,077
Burlington Northern Santa Fe LLC
    4.700%, 10/01/19.......................................   3,514   3,888,968
Canadian Pacific Railway Co.
    7.250%, 05/15/19.......................................   2,576   2,959,615
Capital One Bank USA NA
    2.300%, 06/05/19.......................................   4,471   4,539,876
Capital One Financial Corp.
    2.450%, 04/24/19.......................................  11,883  12,149,559
Cardinal Health, Inc.
    1.700%, 03/15/18.......................................   9,758   9,822,178
Caterpillar Financial Services Corp.
    2.450%, 09/06/18.......................................   5,330   5,482,209
CBS Corp.
    2.300%, 08/15/19.......................................  14,110  14,365,208
    5.750%, 04/15/20.......................................   1,341   1,529,852

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
Celgene Corp.
    2.250%, 05/15/19....................................... $ 2,683 $ 2,738,337
CenterPoint Energy Resources Corp.
    6.125%, 11/01/17.......................................     457     481,578
CF Industries, Inc.
    6.875%, 05/01/18.......................................  10,594  11,480,517
Charles Schwab Corp. (The)
    2.200%, 07/25/18.......................................   4,317   4,393,083
Chevron Corp.
    1.718%, 06/24/18.......................................  31,067  31,474,319
    1.961%, 03/03/20.......................................  19,050  19,513,410
    2.419%, 11/17/20.......................................  11,438  11,860,691
Chubb INA Holdings, Inc.
    2.300%, 11/03/20.......................................   8,000   8,262,416
Cisco Systems, Inc.
    2.125%, 03/01/19.......................................  24,144  24,803,904
    2.450%, 06/15/20.......................................   1,788   1,869,082
    2.200%, 02/28/21.......................................  21,000  21,699,930
Citigroup, Inc.
    2.500%, 09/26/18.......................................  10,282  10,484,411
    2.550%, 04/08/19.......................................   8,942   9,157,350
Citizens Bank NA
    2.450%, 12/04/19.......................................   3,733   3,803,319
CNA Financial Corp.
    7.350%, 11/15/19.......................................   7,117   8,184,593
    5.875%, 08/15/20.......................................   1,000   1,133,094
Coca-Cola Co. (The)
#   1.150%, 04/01/18.......................................   3,593   3,609,082
    1.875%, 10/27/20.......................................  11,673  11,969,564
Coca-Cola European Partners US LLC
    3.500%, 09/15/20.......................................   4,591   4,890,632
Colgate-Palmolive Co.
    1.750%, 03/15/19.......................................   1,565   1,596,683
Comcast Corp.
    6.500%, 01/15/17.......................................   9,319   9,556,411
    5.700%, 05/15/18.......................................   5,811   6,293,528
Comerica, Inc.
    2.125%, 05/23/19.......................................   2,057   2,081,326
Commonwealth Bank of Australia
    2.500%, 09/20/18.......................................  10,627  10,876,246
    2.250%, 03/13/19.......................................   4,471   4,564,596
    2.300%, 09/06/19.......................................  38,525  39,379,870
ConAgra Foods, Inc.
    1.900%, 01/25/18.......................................  17,064  17,202,918
ConocoPhillips
    6.000%, 01/15/20.......................................   1,341   1,517,995
ConocoPhillips Co.
    1.050%, 12/15/17.......................................  15,482  15,403,661
    1.500%, 05/15/18.......................................   1,788   1,790,380
Cooperatieve Rabobank UA
    2.250%, 01/14/19.......................................  38,949  39,732,381


                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
     2.500%, 01/19/21...................................... $ 5,000 $ 5,161,440
Corning, Inc.
     4.250%, 08/15/20......................................   2,850   3,073,209
Costco Wholesale Corp.
     1.125%, 12/15/17......................................   2,214   2,223,390
     1.700%, 12/15/19......................................   2,973   3,023,568
CR Bard, Inc.
     1.375%, 01/15/18......................................   3,217   3,228,578
Crane Co.
     2.750%, 12/15/18......................................  13,057  13,427,283
Credit Suisse AG New York
     2.300%, 05/28/19......................................  22,132  22,435,828
     5.300%, 08/13/19......................................   3,130   3,448,825
CVS Health Corp.
     2.250%, 12/05/18......................................   7,442   7,628,482
     2.250%, 08/12/19......................................   5,370   5,524,382
Daimler Finance North America LLC
##   1.650%, 03/02/18......................................  12,161  12,238,295
##   2.250%, 03/02/20......................................   9,750   9,967,630
Danaher Corp.
     1.650%, 09/15/18......................................   3,666   3,714,410
Danske Bank A.S.
###  2.750%, 09/17/20......................................  15,822  16,478,059
Deutsche Bank AG
     6.000%, 09/01/17......................................  10,004  10,399,098
     2.500%, 02/13/19......................................   8,942   8,919,645
     2.500%, 02/13/19......................................   1,650   1,646,090
     2.950%, 08/20/20......................................   1,162   1,155,131
Deutsche Telekom International Finance BV
     6.000%, 07/08/19......................................   6,741   7,628,480
Development Bank of Japan, Inc.
     1.875%, 10/03/18......................................   6,890   6,976,952
Diageo Capital P.L.C.
     1.500%, 05/11/17......................................     535     537,204
Discovery Communications LLC
     5.050%, 06/01/20......................................   5,000   5,456,240
Dollar General Corp.
     1.875%, 04/15/18......................................  10,692  10,778,349
Dominion Gas Holdings LLC
     2.800%, 11/15/20......................................   5,000   5,175,990
Dominion Resources, Inc.
     1.950%, 08/15/16......................................   9,659   9,662,400
     2.500%, 12/01/19......................................   7,881   8,080,972
Dow Chemical Co. (The)
     4.250%, 11/15/20......................................   7,657   8,362,164
Dr. Pepper Snapple Group, Inc.
     2.600%, 01/15/19......................................     939     961,844
     2.000%, 01/15/20......................................     747     752,596
DTE Energy Co.
     2.400%, 12/01/19......................................  18,342  18,842,792
Duke Energy Corp.
     1.625%, 08/15/17......................................   4,606   4,627,036

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
    2.100%, 06/15/18....................................... $ 1,356 $ 1,369,763
    5.050%, 09/15/19.......................................     586     648,178
Eastman Chemical Co.
    2.400%, 06/01/17.......................................   2,586   2,609,809
    2.700%, 01/15/20.......................................   3,756   3,880,823
eBay, Inc.
    1.350%, 07/15/17.......................................   1,424   1,425,836
    2.200%, 08/01/19.......................................   4,918   4,993,993
Ecolab, Inc.
    3.000%, 12/08/16.......................................     537     540,927
EI du Pont de Nemours & Co.
    6.000%, 07/15/18.......................................   8,215   8,975,265
    4.625%, 01/15/20.......................................   1,289   1,424,736
Electricite de France SA
##  2.350%, 10/13/20.......................................   1,500   1,543,268
Electronic Arts, Inc.
    3.700%, 03/01/21.......................................   7,544   8,053,386
EMC Corp.
    1.875%, 06/01/18.......................................  26,140  25,879,541
EMD Finance LLC
##  2.400%, 03/19/20.......................................   1,755   1,783,408
Enterprise Products Operating LLC
    5.250%, 01/31/20.......................................   1,788   1,987,813
EOG Resources, Inc.
    5.875%, 09/15/17.......................................   8,178   8,566,970
ERAC USA Finance LLC
##  2.350%, 10/15/19.......................................   7,283   7,411,698
European Investment Bank
    4.875%, 01/17/17.......................................   4,151   4,228,810
    1.625%, 06/15/17.......................................   3,321   3,344,961
    1.125%, 09/15/17.......................................   2,490   2,498,869
    1.625%, 12/18/18.......................................   8,000   8,134,264
    1.875%, 03/15/19.......................................   4,471   4,577,589
    2.875%, 09/15/20.......................................   9,000   9,609,435
    1.625%, 12/15/20.......................................   8,000   8,135,712
    2.000%, 03/15/21.......................................   5,000   5,170,920
Eversource Energy
    2.500%, 03/15/21.......................................   5,500   5,676,786
Exelon Corp.
    2.450%, 04/15/21.......................................   1,560   1,592,517
Exelon Generation Co. LLC
    2.950%, 01/15/20.......................................   7,064   7,264,561
Export Development Canada
    1.250%, 10/26/16.......................................   9,135   9,149,433
Express Scripts Holding Co.
    2.250%, 06/15/19.......................................  14,819  15,121,278
Exxon Mobil Corp.
    1.305%, 03/06/18.......................................  10,307  10,367,894
    1.819%, 03/15/19.......................................  23,798  24,203,328
    1.912%, 03/06/20.......................................   5,000   5,111,245
    2.222%, 03/01/21.......................................   9,000   9,283,590
FedEx Corp.
    2.300%, 02/01/20.......................................   5,340   5,469,634


                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
Fidelity National Information Services, Inc.
    3.625%, 10/15/20....................................... $11,503 $12,209,572
Fifth Third Bancorp
    2.300%, 03/01/19.......................................   9,810   9,953,324
Fifth Third Bank
    1.450%, 02/28/18.......................................   2,683   2,695,937
Fiserv, Inc.
    2.700%, 06/01/20.......................................   4,460   4,623,927
FMS Wertmanagement AoeR
    1.000%, 11/21/17.......................................  20,755  20,794,621
Ford Motor Credit Co. LLC
    5.000%, 05/15/18.......................................  17,685  18,698,510
    2.459%, 03/27/20.......................................   5,365   5,422,470
    3.157%, 08/04/20.......................................  11,533  11,909,691
Fortune Brands Home & Security, Inc.
    3.000%, 06/15/20.......................................   6,500   6,700,635
GATX Corp.
    2.500%, 03/15/19.......................................   6,703   6,753,876
GE Capital International Funding Co., Unlimited Co.
    2.342%, 11/15/20.......................................  31,000  32,156,579
General Mills, Inc.
    2.200%, 10/21/19.......................................   4,867   4,988,383
Gilead Sciences, Inc.
    1.850%, 09/04/18.......................................   1,967   1,997,626
#   2.050%, 04/01/19.......................................   1,498   1,531,082
    2.550%, 09/01/20.......................................   2,000   2,080,706
    4.500%, 04/01/21.......................................   1,198   1,345,969
GlaxoSmithKline Capital P.L.C.
    1.500%, 05/08/17.......................................  16,491  16,564,814
Goldman Sachs Group, Inc. (The)
    7.500%, 02/15/19.......................................   8,000   9,132,440
    2.550%, 10/23/19.......................................   6,000   6,148,056
    2.750%, 09/15/20.......................................  10,000  10,266,920
Halliburton Co.
    1.000%, 08/01/16.......................................   2,762   2,762,000
Harley-Davidson Financial Services, Inc.
##  2.150%, 02/26/20.......................................  21,047  21,386,446
Harris Corp.
    2.700%, 04/27/20.......................................   4,247   4,349,544
Hartford Financial Services Group, Inc. (The)
    5.500%, 03/30/20.......................................   5,100   5,742,967
Heineken NV
##  1.400%, 10/01/17.......................................   1,775   1,784,814
Hershey Co. (The)
    1.500%, 11/01/16.......................................     151     151,395
    1.600%, 08/21/18.......................................  11,161  11,276,929
    4.125%, 12/01/20.......................................     700     779,078

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
Hewlett Packard Enterprise Co.
##  3.600%, 10/15/20....................................... $10,000 $10,551,220
Home Depot, Inc. (The)
    2.000%, 06/15/19.......................................  18,484  19,001,534
HSBC USA, Inc.
    1.625%, 01/16/18.......................................  13,118  13,116,360
    2.375%, 11/13/19.......................................   2,683   2,720,731
    2.350%, 03/05/20.......................................   8,942   9,020,725
Humana, Inc.
    2.625%, 10/01/19.......................................   3,845   3,954,944
Huntington Bancshares, Inc.
    2.600%, 08/02/18.......................................  22,992  23,421,284
Iberdrola Finance Ireland, Ltd.
##  5.000%, 09/11/19.......................................   6,662   7,346,947
Illinois Tool Works, Inc.
    1.950%, 03/01/19.......................................   2,651   2,708,710
Imperial Brands Finance P.L.C.
##  2.950%, 07/21/20.......................................   3,577   3,707,113
Indiana Michigan Power Co.
    7.000%, 03/15/19.......................................   2,236   2,532,912
ING Bank NV
##  2.500%, 10/01/19.......................................   1,025   1,051,330
##  2.750%, 03/22/21.......................................   6,000   6,258,222
Integrys Holding, Inc.
    4.170%, 11/01/20.......................................   1,000   1,093,181
Intel Corp.
    2.450%, 07/29/20.......................................  12,471  13,022,705
Inter-American Development Bank
    1.125%, 03/15/17.......................................     680     682,873
    0.875%, 03/15/18.......................................   8,303   8,320,420
    1.875%, 06/16/20.......................................   7,000   7,198,142
    2.125%, 11/09/20.......................................  35,000  36,388,660
Intercontinental Exchange, Inc.
    2.500%, 10/15/18.......................................  14,221  14,574,818
International Bank for Reconstruction & Development
    0.875%, 04/17/17.......................................   8,845   8,856,631
    2.250%, 06/24/21.......................................   6,000   6,277,074
International Business Machines Corp.
#   1.950%, 02/12/19.......................................  10,697  10,949,727
    1.875%, 05/15/19.......................................   4,511   4,607,044
International Finance Corp.
    0.875%, 06/15/18.......................................   2,490   2,491,863
Intesa Sanpaolo SpA
    3.875%, 01/16/18.......................................   1,797   1,839,194
Japan Bank for International Cooperation
    1.750%, 07/31/18.......................................   4,151   4,190,704
Japan Finance Organization for Municipalities
    2.500%, 09/12/18.......................................   6,886   7,028,561
    2.125%, 03/06/19.......................................   4,472   4,538,534

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
Jefferies Group LLC
    5.125%, 04/13/18....................................... $ 1,557 $ 1,626,310
Jersey Central Power & Light Co.
    7.350%, 02/01/19.......................................   7,945   8,932,381
John Deere Capital Corp.
    2.000%, 01/13/17.......................................   4,180   4,202,643
    2.050%, 03/10/20.......................................  29,509  30,165,634
Johnson & Johnson
    1.650%, 03/01/21.......................................   9,000   9,190,422
Johnson Controls, Inc.
    2.600%, 12/01/16.......................................   3,524   3,540,686
JPMorgan Chase & Co.
    6.300%, 04/23/19.......................................   1,964   2,210,959
    2.250%, 01/23/20.......................................   6,729   6,863,223
    2.550%, 10/29/20.......................................  11,000  11,289,696
Kellogg Co.
    1.875%, 11/17/16.......................................   1,305   1,308,505
    1.750%, 05/17/17.......................................   1,645   1,652,184
KeyBank NA
    1.650%, 02/01/18.......................................   2,000   2,011,234
    2.500%, 12/15/19.......................................   4,467   4,598,048
KeyCorp
    2.900%, 09/15/20.......................................  11,259  11,724,976
KFW
    4.875%, 01/17/17.......................................   4,151   4,230,595
    1.250%, 02/15/17.......................................  10,398  10,425,617
    0.875%, 09/05/17.......................................   4,151   4,155,724
    1.875%, 04/01/19.......................................   6,259   6,413,660
    1.500%, 04/20/20.......................................   7,500   7,605,187
Kimberly-Clark Corp.
    1.900%, 05/22/19.......................................   3,603   3,687,670
KLA-Tencor Corp.
    3.375%, 11/01/19.......................................   2,696   2,785,181
Kommunalbanken A.S.
    1.000%, 09/26/17.......................................   3,322   3,325,681
    1.000%, 03/15/18.......................................  24,908  24,929,620
    1.750%, 05/28/19.......................................  17,884  18,186,418
    1.625%, 02/10/21.......................................  10,000  10,120,760
Kommunekredit
    1.125%, 03/15/18.......................................   8,303   8,331,429
Kommuninvest I Sverige AB
    1.000%, 10/24/17.......................................  20,606  20,631,242
    2.000%, 11/12/19.......................................   4,471   4,590,876
Kroger Co. (The)
    2.300%, 01/15/19.......................................  13,672  13,957,376
L-3 Communications Corp.
    4.750%, 07/15/20.......................................   4,650   5,011,914
Laboratory Corp. of America Holdings
    2.200%, 08/23/17.......................................  18,949  19,104,041
    2.625%, 02/01/20.......................................   7,623   7,820,420
Lam Research Corp.
    2.750%, 03/15/20.......................................   8,942   9,205,333

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
Landwirtschaftliche Rentenbank
    0.875%, 09/12/17....................................... $10,461 $10,470,750
Legg Mason, Inc.
    2.700%, 07/15/19.......................................   9,258   9,454,992
Lincoln National Corp.
    6.250%, 02/15/20.......................................   3,215   3,623,922
    4.850%, 06/24/21.......................................   1,270   1,411,379
Lloyds Bank P.L.C.
    4.200%, 03/28/17.......................................   5,049   5,159,422
    1.750%, 03/16/18.......................................   8,692   8,684,820
    2.700%, 08/17/20.......................................   1,600   1,647,578
Lockheed Martin Corp.
    2.500%, 11/23/20.......................................   7,500   7,794,652
LyondellBasell Industries NV
    5.000%, 04/15/19.......................................   7,601   8,235,934
Macquarie Group, Ltd.
##  3.000%, 12/03/18.......................................  20,235  20,764,408
Macy's Retail Holdings, Inc.
#   3.450%, 01/15/21.......................................     500     524,150
Manitoba, Province of Canada
    2.050%, 11/30/20.......................................   3,800   3,904,116
Manufacturers & Traders Trust Co.
    2.250%, 07/25/19.......................................   4,030   4,116,008
    2.100%, 02/06/20.......................................  31,557  32,076,302
Marriott International, Inc.
    3.000%, 03/01/19.......................................   4,860   5,026,484
Marsh & McLennan Cos., Inc.
    2.300%, 04/01/17.......................................   6,338   6,385,256
    2.350%, 09/10/19.......................................   4,471   4,566,639
    2.350%, 03/06/20.......................................   1,000   1,024,743
MasterCard, Inc.
    2.000%, 04/01/19.......................................  32,504  33,260,271
Mattel, Inc.
    1.700%, 03/15/18.......................................   4,887   4,908,816
    2.350%, 05/06/19.......................................  20,051  20,467,419
Maxim Integrated Products, Inc.
    2.500%, 11/15/18.......................................   5,464   5,537,004
McDonald's Corp.
    5.350%, 03/01/18.......................................   2,814   2,996,161
    3.500%, 07/15/20.......................................   5,678   6,091,296
McKesson Corp.
    1.400%, 03/15/18.......................................   9,031   9,055,573
Medtronic, Inc.
    2.500%, 03/15/20.......................................   5,195   5,409,777
Merck & Co., Inc.
    1.850%, 02/10/20.......................................   4,450   4,558,362
MetLife, Inc.
    7.717%, 02/15/19.......................................   5,724   6,616,709
Microsoft Corp.
    1.625%, 12/06/18.......................................   8,227   8,355,769
    1.850%, 02/12/20.......................................  21,640  22,133,565
    3.000%, 10/01/20.......................................   5,000   5,348,505
    2.000%, 11/03/20.......................................  21,993  22,597,192

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
Mitsubishi UFJ Financial Group, Inc.
    2.950%, 03/01/21....................................... $ 3,000 $ 3,132,972
Mizuho Bank, Ltd.
##  2.450%, 04/16/19.......................................   5,052   5,140,668
##  2.700%, 10/20/20.......................................  11,960  12,315,882
Mizuho Financial Group, Inc.
##  2.632%, 04/12/21.......................................   5,000   5,133,050
Molson Coors Brewing Co.
    2.000%, 05/01/17.......................................     818     822,406
Mondelez International, Inc.
    2.250%, 02/01/19.......................................   1,162   1,190,151
    5.375%, 02/10/20.......................................   1,431   1,615,469
Monsanto Co.
    1.850%, 11/15/18.......................................  25,011  25,213,739
    2.125%, 07/15/19.......................................   2,236   2,272,424
Morgan Stanley
    4.750%, 03/22/17.......................................  18,527  18,948,971
    7.300%, 05/13/19.......................................   5,365   6,155,737
Municipality Finance P.L.C.
    1.125%, 04/17/18.......................................  10,755  10,781,823
Mylan NV
##  3.750%, 12/15/20.......................................   6,065   6,410,602
Mylan, Inc.
    2.550%, 03/28/19.......................................  11,964  12,193,721
National Australia Bank, Ltd.
    2.250%, 07/01/19.......................................  15,626  15,930,254
Nationwide Building Society
##  2.350%, 01/21/20.......................................     480     485,705
Nederlandse Waterschapsbank NV
    1.875%, 03/13/19.......................................  53,652  54,759,163
NetApp, Inc.
    2.000%, 12/15/17.......................................   8,303   8,347,928
#   3.375%, 06/15/21.......................................   8,650   8,877,556
Newell Brands, Inc.
    6.250%, 04/15/18.......................................  10,793  11,611,012
NextEra Energy Capital Holdings, Inc.
    2.400%, 09/15/19.......................................   9,378   9,565,701
NiSource Finance Corp.
    6.400%, 03/15/18.......................................     992   1,071,300
Nissan Motor Acceptance Corp.
##  2.550%, 03/08/21.......................................  16,249  16,765,897
Nomura Holdings, Inc.
    2.750%, 03/19/19.......................................  17,884  18,345,622
Nordea Bank AB
    1.625%, 05/15/18.......................................   1,923   1,933,838
    2.375%, 04/04/19.......................................  15,005  15,372,037
Nordic Investment Bank
#   0.750%, 01/17/18.......................................   9,133   9,132,452
    1.875%, 06/14/19.......................................   9,471   9,719,367
Nordstrom, Inc.
    4.750%, 05/01/20.......................................  13,135  14,295,004

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT
                                                          (000)     VALUE+
                                                          ------- -----------
Northrop Grumman Corp.
    1.750%, 06/01/18..................................... $11,165 $11,279,385
NRW Bank
    1.875%, 07/01/19.....................................  17,884  18,175,330
Nucor Corp.
    5.750%, 12/01/17.....................................   1,992   2,089,068
Oesterreichische Kontrollbank AG
    1.125%, 05/29/18.....................................  16,605  16,650,747
Omnicom Group, Inc.
    4.450%, 08/15/20.....................................     550     606,399
ONE Gas, Inc.
    2.070%, 02/01/19.....................................   4,199   4,254,754
ONEOK Partners L.P.
    6.150%, 10/01/16.....................................   8,699   8,755,248
Ontario, Province of Canada
    1.650%, 09/27/19.....................................   4,471   4,532,548
    4.400%, 04/14/20.....................................  15,000  16,648,740
    1.875%, 05/21/20.....................................   5,000   5,104,705
PACCAR Financial Corp.
    1.600%, 03/15/17.....................................     377     378,825
    1.750%, 08/14/18.....................................   6,350   6,441,630
Pacific Gas & Electric Co.
    3.500%, 10/01/20.....................................     900     971,963
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
##  2.500%, 06/15/19.....................................   5,000   5,057,425
##  3.050%, 01/09/20.....................................     828     843,507
PepsiCo, Inc.
    5.000%, 06/01/18.....................................   5,577   5,976,336
    4.500%, 01/15/20.....................................   1,745   1,935,577
Pernod-Ricard SA
##  5.750%, 04/07/21.....................................     620     721,047
Perrigo Finance Unlimited Co.
    3.500%, 03/15/21.....................................  12,000  12,445,788
Petro-Canada
    6.050%, 05/15/18.....................................   4,982   5,365,534
Pfizer, Inc.
    2.100%, 05/15/19.....................................   8,942   9,169,359
    1.950%, 06/03/21.....................................  10,000  10,175,530
PG&E Corp.
    2.400%, 03/01/19.....................................   1,462   1,494,065
Philip Morris International, Inc.
    1.625%, 03/20/17.....................................   1,851   1,860,818
Phillips 66 Partners L.P.
    2.646%, 02/15/20.....................................   6,873   6,891,392
PNC Bank NA
    2.400%, 10/18/19.....................................  17,154  17,671,485
    2.300%, 06/01/20.....................................   1,200   1,235,096
    2.600%, 07/21/20.....................................   5,365   5,572,261
Potash Corp. of Saskatchewan, Inc.
    3.250%, 12/01/17.....................................   1,433   1,468,692
Praxair, Inc.
    1.250%, 11/07/18.....................................   3,908   3,920,529

                                                           FACE
                                                          AMOUNT
                                                          (000)     VALUE+
                                                          ------- -----------
Progress Energy, Inc.
    4.875%, 12/01/19..................................... $ 4,672 $ 5,157,767
Prudential Financial, Inc.
    2.350%, 08/15/19.....................................  13,413  13,747,896
    5.375%, 06/21/20.....................................   1,700   1,919,183
    4.500%, 11/15/20.....................................   7,000   7,713,174
PSEG Power LLC
    2.450%, 11/15/18.....................................   6,831   6,937,003
    5.125%, 04/15/20.....................................  11,108  12,266,420
Puget Energy, Inc.
    6.500%, 12/15/20.....................................   3,363   3,912,259
QUALCOMM, Inc.
    2.250%, 05/20/20.....................................   8,235   8,494,477
Quebec, Province of Canada
    3.500%, 07/29/20.....................................  33,000  35,788,962
Raytheon Co.
    6.750%, 03/15/18.....................................   3,402   3,721,284
    3.125%, 10/15/20.....................................   3,000   3,215,268
Regions Financial Corp.
    2.000%, 05/15/18.....................................   2,300   2,307,070
    3.200%, 02/08/21.....................................  10,500  10,853,010
Republic Services, Inc.
    3.800%, 05/15/18.....................................   4,507   4,704,808
    5.500%, 09/15/19.....................................   5,333   5,968,064
Reynolds American, Inc.
    2.300%, 08/21/17.....................................  11,046  11,169,881
Roper Technologies, Inc.
    2.050%, 10/01/18.....................................   1,565   1,583,348
Royal Bank of Canada
    2.350%, 10/30/20.....................................   7,428   7,676,452
    2.500%, 01/19/21.....................................   1,250   1,296,920
Ryder System, Inc.
    2.500%, 03/01/18.....................................   2,902   2,943,014
    2.650%, 03/02/20.....................................   7,000   7,146,930
Santander Holdings USA, Inc.
    2.650%, 04/17/20.....................................   3,000   3,016,347
Santander UK Group Holdings P.L.C.
    3.125%, 01/08/21.....................................  15,000  15,239,685
Santander UK P.L.C.
    2.375%, 03/16/20.....................................   2,824   2,850,653
Scripps Networks Interactive, Inc.
    2.750%, 11/15/19.....................................  19,864  20,276,416
Sempra Energy
    2.850%, 11/15/20.....................................   5,400   5,593,828
Shell International Finance BV
    2.000%, 11/15/18.....................................  20,679  21,048,616
    4.300%, 09/22/19.....................................   4,471   4,871,231
    1.875%, 05/10/21.....................................   2,246   2,259,144
Societe Generale SA
    2.750%, 10/12/17.....................................   6,642   6,743,556
##  2.625%, 09/16/20.....................................  17,000  17,571,404

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT
                                                          (000)     VALUE+
                                                          ------- -----------
Solvay Finance America LLC
##  3.400%, 12/03/20..................................... $10,000 $10,453,090
Southern Co. (The)
    2.750%, 06/15/20.....................................   9,683  10,054,217
Southwest Airlines Co.
    2.750%, 11/06/19.....................................  17,072  17,703,886
    2.650%, 11/05/20.....................................   4,500   4,637,425
St Jude Medical, Inc.
    2.800%, 09/15/20.....................................   2,490   2,582,703
Starbucks Corp.
    2.000%, 12/05/18.....................................   8,413   8,591,574
    2.100%, 02/04/21.....................................   1,770   1,823,604
Starwood Hotels & Resorts Worldwide, Inc.
    6.750%, 05/15/18.....................................   4,264   4,657,205
State Street Corp.
    2.550%, 08/18/20.....................................  14,052  14,622,680
Statoil ASA
    1.200%, 01/17/18.....................................   1,955   1,957,018
    1.150%, 05/15/18.....................................  11,682  11,666,767
    1.950%, 11/08/18.....................................   8,303   8,433,482
Stryker Corp.
    2.625%, 03/15/21.....................................   6,121   6,354,938
Sumitomo Mitsui Banking Corp.
    2.450%, 01/10/19.....................................  13,616  13,904,550
Sumitomo Mitsui Financial Group, Inc.
    2.934%, 03/09/21.....................................   4,000   4,168,920
    2.058%, 07/14/21.....................................  10,000   9,995,890
SunTrust Banks, Inc.
    2.500%, 05/01/19.....................................   8,348   8,541,765
    2.900%, 03/03/21.....................................  14,765  15,415,989
Svensk Exportkredit AB
    1.875%, 06/17/19.....................................   9,836  10,038,563
Svenska Handelsbanken AB
    2.500%, 01/25/19.....................................  27,669  28,452,946
    2.250%, 06/17/19.....................................   8,942   9,148,936
Symantec Corp.
    2.750%, 06/15/17.....................................   4,151   4,182,531
    4.200%, 09/15/20.....................................   6,000   6,292,548
Sysco Corp.
    2.600%, 10/01/20.....................................  16,190  16,777,746
Target Corp.
    2.300%, 06/26/19.....................................   3,504   3,622,414
TD Ameritrade Holding Corp.
    5.600%, 12/01/19.....................................   1,788   2,006,215
Tech Data Corp.
    3.750%, 09/21/17.....................................   4,151   4,244,061
Telefonica Emisiones SAU
    3.192%, 04/27/18.....................................     950     974,871
    5.877%, 07/15/19.....................................   1,000   1,118,912
    5.134%, 04/27/20.....................................  10,180  11,301,215

                                                           FACE
                                                          AMOUNT
                                                          (000)     VALUE+
                                                          ------- -----------
Thermo Fisher Scientific, Inc.
    1.850%, 01/15/18..................................... $ 7,734 $ 7,792,144
    2.400%, 02/01/19.....................................   8,455   8,645,424
Thomson Reuters Corp.
    1.300%, 02/23/17.....................................   5,024   5,027,652
    1.650%, 09/29/17.....................................     800     803,078
TIAA Asset Management Finance Co. LLC
##  2.950%, 11/01/19.....................................   9,568   9,819,571
Time Warner, Inc.
    4.700%, 01/15/21.....................................   7,900   8,844,816
Toronto-Dominion Bank (The)
    1.400%, 04/30/18.....................................   1,779   1,787,262
    2.625%, 09/10/18.....................................   8,303   8,542,417
    2.125%, 07/02/19.....................................  31,297  31,978,117
    2.500%, 12/14/20.....................................  20,000  20,695,920
    2.125%, 04/07/21.....................................   8,138   8,285,062
    1.800%, 07/13/21.....................................   2,383   2,386,496
Total Capital International SA
    2.125%, 01/10/19.....................................   9,066   9,270,039
    2.100%, 06/19/19.....................................  27,483  28,226,580
Total System Services, Inc.
    2.375%, 06/01/18.....................................   4,011   4,037,737
Toyota Motor Credit Corp.
    2.100%, 01/17/19.....................................  24,526  25,079,920
    2.125%, 07/18/19.....................................  16,055  16,480,104
    1.900%, 04/08/21.....................................  18,733  19,076,563
Tyson Foods, Inc.
    2.650%, 08/15/19.....................................  19,752  20,297,471
UBS AG
    2.375%, 08/14/19.....................................   3,278   3,354,541
    2.350%, 03/26/20.....................................   8,079   8,300,098
Unilever Capital Corp.
    2.200%, 03/06/19.....................................   1,162   1,194,294
Union Pacific Corp.
    2.250%, 02/15/19.....................................   3,689   3,787,603
    1.800%, 02/01/20.....................................   7,154   7,272,585
United Technologies Corp.
    1.800%, 06/01/17.....................................   3,565   3,590,536
UnitedHealth Group, Inc.
    6.000%, 06/15/17.....................................   1,431   1,492,208
    1.400%, 10/15/17.....................................   5,147   5,177,089
    2.300%, 12/15/19.....................................   8,191   8,448,877
    4.700%, 02/15/21.....................................   2,040   2,308,497
Unum Group
    3.000%, 05/15/21.....................................   1,000   1,027,245
US Bancorp
    2.200%, 04/25/19.....................................  13,413  13,759,994
US Bank NA
    2.125%, 10/28/19.....................................  14,432  14,790,650
Valero Energy Corp.
    6.125%, 06/15/17.....................................   2,909   3,025,148
    9.375%, 03/15/19.....................................   5,009   5,952,525

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                         FACE
                                                        AMOUNT
                                                        (000)       VALUE+
                                                        ------- --------------
Verizon Communications, Inc.
     3.650%, 09/14/18.................................. $ 9,836 $   10,327,574
     2.550%, 06/17/19..................................   2,683      2,776,280
#    4.500%, 09/15/20..................................   2,350      2,610,615
Viacom, Inc.
     2.500%, 12/15/16..................................   5,642      5,665,905
     2.750%, 12/15/19..................................   7,725      7,877,553
Vodafone Group P.L.C.
     5.450%, 06/10/19..................................   1,732      1,916,164
     4.375%, 03/16/21..................................   4,525      5,002,247
Volkswagen Group of America Finance LLC
##   2.125%, 05/23/19..................................   7,431      7,486,896
###  2.400%, 05/22/20..................................   5,911      5,969,939
Walgreen Co.
     5.250%, 01/15/19..................................     610        663,438
Walgreens Boots Alliance, Inc.
#    2.600%, 06/01/21..................................  14,457     14,826,333
Walt Disney Co. (The)
     1.125%, 02/15/17..................................   1,017      1,019,121
     2.150%, 09/17/20..................................   8,942      9,286,598
WEC Energy Group, Inc.
     2.450%, 06/15/20..................................  14,176     14,613,273
Wells Fargo & Co.
     2.100%, 05/08/17..................................   6,407      6,459,704
     2.125%, 04/22/19..................................  13,413     13,710,393
     2.600%, 07/22/20..................................   8,000      8,266,032
Western Union Co. (The)
     5.930%, 10/01/16..................................   6,570      6,620,602
Westpac Banking Corp.
     4.875%, 11/19/19..................................   2,853      3,156,548
Wm Wrigley Jr Co.
##   2.900%, 10/21/19..................................   1,484      1,540,502
Wyndham Worldwide Corp.
     2.500%, 03/01/18..................................   8,626      8,714,951
Xcel Energy, Inc.
     2.400%, 03/15/21..................................   4,070      4,186,447
Xerox Corp.
     2.750%, 03/15/19..................................  13,128     13,095,928
     5.625%, 12/15/19..................................   5,365      5,793,985
     2.800%, 05/15/20..................................   2,000      1,973,542
Xilinx, Inc.
     2.125%, 03/15/19..................................   5,969      6,037,990
Zimmer Biomet Holdings, Inc.
     2.700%, 04/01/20..................................   4,632      4,731,440
Zoetis, Inc.
     3.450%, 11/13/20..................................  12,400     12,959,885
                                                                --------------
TOTAL BONDS............................................          4,279,120,195
                                                                --------------
U.S. TREASURY OBLIGATIONS -- (0.2%)
U.S. Treasury Notes
     0.875%, 06/15/19..................................   4,000      4,013,280

                                                         FACE
                                                        AMOUNT
                                                        (000)        VALUE+
                                                      ---------- --------------
      2.125%, 01/31/21............................... $    6,000 $    6,297,186
                                                                 --------------
TOTAL U.S. TREASURY OBLIGATIONS......................                10,310,466
                                                                 --------------
TOTAL INVESTMENT SECURITIES..........................             4,400,091,168
                                                                 --------------

                                                        SHARES
                                                      ----------
SECURITIES LENDING COLLATERAL -- (1.2%)
(S)@  DFA Short Term Investment Fund.................  4,566,492     52,834,318
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,381,667,638)^^............................            $4,452,925,486
                                                                 ==============

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                  LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                  ------- -------------- ------- --------------
Agency Obligations...............   --    $  110,660,507   --    $  110,660,507
Bonds............................   --     4,279,120,195   --     4,279,120,195
U.S. Treasury Obligations........   --        10,310,466   --        10,310,466
Securities Lending Collateral....   --        52,834,318   --        52,834,318
                                    --    --------------   --    --------------
TOTAL............................   --    $4,452,925,486   --    $4,452,925,486
                                    ==    ==============   ==    ==============

               DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                           FACE
                                                          AMOUNT
                                                          (000)     VALUE+
                                                          ------- -----------
AGENCY OBLIGATIONS -- (4.7%)
Federal Farm Credit Bank
    2.630%, 08/03/26..................................... $ 3,173 $ 3,377,973
    5.770%, 01/05/27.....................................   1,058   1,424,549
Federal Home Loan Bank
    5.750%, 06/12/26.....................................   1,260   1,700,671
Federal Home Loan Mortgage Corporation
    6.750%, 09/15/29.....................................   8,814  13,423,184
Federal National Mortgage Association
    6.250%, 05/15/29.....................................  17,628  25,810,583
    7.125%, 01/15/30.....................................   3,526   5,575,103
    6.625%, 11/15/30.....................................   2,000   3,081,452
Tennessee Valley Authority
    6.750%, 11/01/25.....................................   3,596   5,059,356
    7.125%, 05/01/30.....................................   2,108   3,280,341
                                                                  -----------
TOTAL AGENCY OBLIGATIONS.................................          62,733,212
                                                                  -----------
BONDS -- (91.0%)
21st Century Fox America, Inc.
    3.700%, 09/15/24.....................................   2,468   2,694,365
Abbott Laboratories
    2.950%, 03/15/25.....................................   6,870   7,123,221
AbbVie, Inc.
    2.900%, 11/06/22.....................................   1,542   1,595,298
    3.600%, 05/14/25.....................................   5,500   5,834,466
Actavis Funding SCS
    3.800%, 03/15/25.....................................   3,000   3,189,228
Actavis, Inc.
    3.250%, 10/01/22.....................................   4,165   4,347,610
Adobe Systems, Inc.
    3.250%, 02/01/25.....................................   1,058   1,124,059
Advance Auto Parts, Inc.
    4.500%, 01/15/22.....................................   1,410   1,519,529
    4.500%, 12/01/23.....................................   1,500   1,629,460
Aetna, Inc.
    2.750%, 11/15/22.....................................   4,583   4,693,184
    3.500%, 11/15/24.....................................   2,953   3,157,770
Affiliated Managers Group, Inc.
    3.500%, 08/01/25.....................................   1,410   1,418,418
Aflac, Inc.
    3.625%, 06/15/23.....................................   2,115   2,287,153
    3.625%, 11/15/24.....................................   1,099   1,190,465
    3.250%, 03/17/25.....................................   6,064   6,370,966
Ahold Finance USA LLC
    6.875%, 05/01/29.....................................     388     511,239
Air Products & Chemicals, Inc.
    2.750%, 02/03/23.....................................     538     564,742
Alabama Power Co.
    2.800%, 04/01/25.....................................   1,410   1,480,944

                                                             FACE
                                                            AMOUNT
                                                            (000)    VALUE+
                                                            ------ ----------
Albemarle Corp.
    4.150%, 12/01/24....................................... $1,335 $1,450,152
Allstate Corp. (The)
    3.150%, 06/15/23.......................................  2,468  2,636,305
Altera Corp.
    4.100%, 11/15/23.......................................    821    937,186
Amazon.com, Inc.
    3.800%, 12/05/24.......................................  2,679  3,018,156
American Express Co.
    2.650%, 12/02/22.......................................    353    361,268
American International Group, Inc.
    4.875%, 06/01/22.......................................  1,058  1,187,083
    4.125%, 02/15/24.......................................  3,763  4,049,214
    3.750%, 07/10/25.......................................  2,000  2,085,480
American Water Capital Corp.
    3.850%, 03/01/24.......................................  1,166  1,300,411
Ameriprise Financial, Inc.
    4.000%, 10/15/23.......................................    705    775,587
    3.700%, 10/15/24.......................................  7,090  7,741,124
AmerisourceBergen Corp.
    3.400%, 05/15/24.......................................    673    717,647
Amgen, Inc.
    3.625%, 05/22/24.......................................  3,526  3,837,825
    3.125%, 05/01/25.......................................  2,763  2,924,177
Anheuser-Busch InBev Finance, Inc.
    2.625%, 01/17/23.......................................    141    144,249
    3.650%, 02/01/26.......................................  5,000  5,356,220
Anheuser-Busch InBev Worldwide, Inc.
    2.500%, 07/15/22.......................................  2,820  2,890,427
Anthem, Inc.
    3.125%, 05/15/22.......................................  1,728  1,803,543
    3.500%, 08/15/24.......................................  3,491  3,679,298
Aon P.L.C.
    4.000%, 11/27/23.......................................  2,203  2,384,866
    3.500%, 06/14/24.......................................  4,331  4,520,763
AP Moeller - Maersk A.S.
##  3.750%, 09/22/24.......................................  1,000  1,027,125
##  3.875%, 09/28/25.......................................  1,000  1,028,671
Apache Corp.
    3.250%, 04/15/22.......................................  1,763  1,785,766
#   2.625%, 01/15/23.......................................    871    858,546
Apple, Inc.
    2.400%, 05/03/23.......................................  4,231  4,345,487
    3.450%, 05/06/24.......................................  8,814  9,593,845
    2.500%, 02/09/25.......................................  1,763  1,790,899
Arizona Public Service Co.
    3.150%, 05/15/25.......................................  3,349  3,588,376
Assurant, Inc.
    4.000%, 03/15/23.......................................  3,526  3,632,912
AstraZeneca P.L.C.
    3.375%, 11/16/25.......................................  1,300  1,394,789

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ -----------
AT&T, Inc.
    3.000%, 02/15/22..................................... $2,151 $ 2,237,571
    3.800%, 03/15/22.....................................    634     683,820
    3.400%, 05/15/25.....................................  3,882   4,020,188
Autodesk, Inc.
    3.600%, 12/15/22.....................................    705     724,514
Automatic Data Processing, Inc.
    3.375%, 09/15/25.....................................  5,000   5,483,055
AutoZone, Inc.
    2.875%, 01/15/23.....................................  2,087   2,133,394
Avnet, Inc.
    4.625%, 04/15/26.....................................  5,850   6,095,045
Baltimore Gas & Electric Co.
#   2.800%, 08/15/22.....................................  1,773   1,855,866
Bank of America Corp.
    3.300%, 01/11/23.....................................  2,468   2,572,786
    4.000%, 04/01/24.....................................  5,993   6,466,237
Bank of New York Mellon Corp. (The)
    3.650%, 02/04/24.....................................  6,797   7,521,241
    3.000%, 02/24/25.....................................  1,410   1,498,411
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
    3.250%, 09/08/24.....................................  1,763   1,859,609
Barclays P.L.C.
    3.650%, 03/16/25.....................................  6,080   5,994,679
    4.375%, 01/12/26.....................................  2,500   2,588,650
Bayer U.S. Finance LLC
##  3.375%, 10/08/24.....................................  6,831   7,137,691
Beam Suntory, Inc.
    3.250%, 06/15/23.....................................  2,195   2,301,657
Becton Dickinson and Co.
    3.734%, 12/15/24.....................................  1,363   1,483,341
Bed Bath & Beyond, Inc.
#   3.749%, 08/01/24.....................................    700     728,687
Bemis Co., Inc.
    4.500%, 10/15/21.....................................    353     388,461
Berkshire Hathaway, Inc.
    3.000%, 02/11/23.....................................  2,468   2,622,963
    3.125%, 03/15/26.....................................  9,640  10,264,219
Biogen, Inc.
#   4.050%, 09/15/25.....................................  5,000   5,475,455
BMW US Capital LLC
##  2.800%, 04/11/26.....................................  4,500   4,678,587
BNP Paribas SA
    3.250%, 03/03/23.....................................  1,058   1,111,749
Boeing Co. (The)
    2.500%, 03/01/25.....................................  3,526   3,661,183
Boston Scientific Corp.
    4.125%, 10/01/23.....................................    811     876,389
BP Capital Markets P.L.C.
    2.500%, 11/06/22.....................................  1,234   1,245,544
    3.535%, 11/04/24.....................................  1,234   1,312,647

                                                            FACE
                                                           AMOUNT
                                                           (000)    VALUE+
                                                           ------ ----------
BPCE SA
    4.000%, 04/15/24...................................... $7,164 $7,857,633
British Columbia, Province of Canada
    6.500%, 01/15/26......................................  4,363  5,975,643
Brown & Brown, Inc.
    4.200%, 09/15/24......................................  5,261  5,400,916
Brown-Forman Corp.
    2.250%, 01/15/23......................................    264    267,585
Buckeye Partners L.P.
    4.150%, 07/01/23......................................  1,058  1,077,692
Burlington Northern Santa Fe LLC
    3.000%, 04/01/25......................................  2,357  2,511,322
    7.000%, 12/15/25......................................    472    648,107
Campbell Soup Co.
    3.300%, 03/19/25......................................  4,229  4,458,521
Canadian Pacific Railway Co.
    2.900%, 02/01/25......................................  1,666  1,712,240
    3.700%, 02/01/26......................................  2,115  2,289,621
Capital One Financial Corp.
    3.750%, 04/24/24......................................  1,939  2,053,166
CBS Corp.
    3.375%, 03/01/22......................................  1,907  2,012,842
    3.500%, 01/15/25......................................  1,058  1,101,846
    2.900%, 01/15/27......................................  4,600  4,510,912
Celgene Corp.
    4.000%, 08/15/23......................................  2,627  2,841,326
    3.625%, 05/15/24......................................  1,763  1,873,304
CF Industries, Inc.
#   3.450%, 06/01/23......................................  3,265  3,294,770
Charles Schwab Corp. (The)
    3.000%, 03/10/25......................................  4,689  4,907,146
Chevron Corp.
    3.191%, 06/24/23......................................  8,686  9,230,100
    2.954%, 05/16/26......................................  4,000  4,125,432
Chubb INA Holdings, Inc.
    2.700%, 03/13/23......................................  2,820  2,915,843
Chubb INA Holdings, Inc.
    3.350%, 05/15/24......................................  2,820  3,048,646
Cigna Corp.
    3.250%, 04/15/25......................................  3,000  3,129,048
Cisco Systems, Inc.
    3.625%, 03/04/24......................................  1,058  1,183,042
Citigroup, Inc.
    3.750%, 06/16/24......................................  1,410  1,503,906
    3.300%, 04/27/25......................................  4,231  4,380,765
Clorox Co. (The)
    3.500%, 12/15/24......................................  1,763  1,903,975
CME Group, Inc.
    3.000%, 03/15/25......................................    471    502,985
CMS Energy Corp.
    3.875%, 03/01/24......................................    705    775,340
    3.600%, 11/15/25......................................  2,800  3,008,272

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                             FACE
                                                            AMOUNT
                                                            (000)    VALUE+
                                                            ------ ----------
CNA Financial Corp.
    4.500%, 03/01/26....................................... $6,830 $7,406,896
Coach, Inc.
    4.250%, 04/01/25.......................................  7,534  7,915,763
Coca-Cola Co. (The)
    3.200%, 11/01/23.......................................  7,115  7,750,135
Comcast Corp.
    3.375%, 08/15/25.......................................  1,234  1,342,538
Commonwealth Bank of Australia
##  2.850%, 05/18/26.......................................  2,200  2,244,803
Computer Sciences Corp.
    4.450%, 09/15/22.......................................  1,763  1,872,682
ConAgra Foods, Inc.
    3.200%, 01/25/23.......................................  2,558  2,670,092
ConocoPhillips Co.
    2.400%, 12/15/22.......................................  1,058  1,028,919
    3.350%, 11/15/24.......................................  2,468  2,479,449
#   4.950%, 03/15/26.......................................  3,000  3,340,176
Consolidated Edison Co. of New York, Inc.
    3.300%, 12/01/24.......................................    705    767,340
Corning, Inc.
    3.700%, 11/15/23.......................................  1,493  1,589,927
Cox Communications, Inc.
##  3.850%, 02/01/25.......................................  3,741  3,803,348
CR Bard, Inc.
    3.000%, 05/15/26.......................................  1,000  1,029,068
Credit Agricole SA
    3.875%, 04/15/24.......................................  4,678  5,117,058
Credit Suisse New York
    3.625%, 09/09/24.......................................  6,299  6,559,716
CSX Corp.
    3.400%, 08/01/24.......................................  3,000  3,232,464
CVS Health Corp.
    3.375%, 08/12/24.......................................  5,243  5,619,332
    3.875%, 07/20/25.......................................  1,660  1,844,019
Cytec Industries, Inc.
    3.500%, 04/01/23.......................................  2,115  2,121,083
Daimler Finance North America LLC
##  3.250%, 08/01/24.......................................  1,128  1,192,681
    8.500%, 01/18/31.......................................  1,088  1,813,097
Deutsche Bank AG
    3.700%, 05/30/24.......................................  5,781  5,635,602
    4.100%, 01/13/26.......................................  1,500  1,497,492
Discovery Communications LLC
    3.300%, 05/15/22.......................................    776    783,600
    3.250%, 04/01/23.......................................    353    349,834
    3.450%, 03/15/25.......................................  1,763  1,743,101
#   4.900%, 03/11/26.......................................  4,000  4,323,808
Dollar General Corp.
    3.250%, 04/15/23.......................................  3,710  3,901,284
Dominion Gas Holdings LLC
    3.600%, 12/15/24.......................................  1,763  1,891,415

                                                           FACE
                                                          AMOUNT
                                                          (000)     VALUE+
                                                          ------- -----------

Dominion Resources, Inc.
    3.625%, 12/01/24..................................... $   705 $   751,847
    3.900%, 10/01/25.....................................   4,000   4,350,564
Dover Corp.
    3.150%, 11/15/25.....................................   2,100   2,246,544
Dow Chemical Co. (The)
    3.000%, 11/15/22.....................................     353     366,742
    3.500%, 10/01/24.....................................   4,106   4,374,142
DTE Energy Co.
    3.850%, 12/01/23.....................................     529     577,732
Duke Energy Corp.
    3.050%, 08/15/22.....................................   1,348   1,404,016
    3.750%, 04/15/24.....................................   2,468   2,691,428
Eastman Chemical Co.
    3.600%, 08/15/22.....................................     335     355,250
Eaton Corp.
    2.750%, 11/02/22.....................................     881     910,575
eBay, Inc.
    2.600%, 07/15/22.....................................   1,481   1,491,567
EI du Pont de Nemours & Co.
    2.800%, 02/15/23.....................................     914     936,465
Electricite de France SA
    3.625%, 10/13/25.....................................   2,000   2,089,078
##  3.625%, 10/13/25.....................................   2,797   2,921,576
Electronic Arts, Inc.
#   4.800%, 03/01/26.....................................   2,200   2,419,736
EMC Corp.
#   3.375%, 06/01/23.....................................     431     410,735
EMD Finance LLC
##  2.950%, 03/19/22.....................................   2,820   2,909,696
Emerson Electric Co.
    3.150%, 06/01/25.....................................   2,926   3,136,391
Enbridge, Inc.
    4.000%, 10/01/23.....................................   2,068   2,075,004
    3.500%, 06/10/24.....................................     705     677,487
Enterprise Products Operating LLC
    3.900%, 02/15/24.....................................   1,146   1,219,155
    3.700%, 02/15/26.....................................   2,000   2,083,740
EOG Resources, Inc.
    3.150%, 04/01/25.....................................   2,478   2,518,240
ERAC USA Finance LLC
##  3.850%, 11/15/24.....................................   1,058   1,143,541
Eversource Energy
    2.800%, 05/01/23.....................................   3,454   3,550,930
Exelon Corp.
    3.400%, 04/15/26.....................................   3,000   3,157,197
Exelon Generation Co. LLC
    4.250%, 06/15/22.....................................   1,763   1,890,551
Express Scripts Holding Co.
    3.500%, 06/15/24.....................................   4,596   4,813,630
    3.400%, 03/01/27.....................................   3,500   3,558,114
Exxon Mobil Corp.
    3.176%, 03/15/24.....................................  12,692  13,737,021

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ ----------
FedEx Corp.
    2.625%, 08/01/22........................................ $2,292 $2,374,049
    4.000%, 01/15/24........................................  1,410  1,574,876
    3.200%, 02/01/25........................................  2,062  2,182,072
Fidelity National Information Services, Inc.
    5.000%, 10/15/25........................................  1,000  1,157,656
FMC Technologies, Inc.
    3.450%, 10/01/22........................................  1,741  1,687,125
Ford Motor Credit Co. LLC
    4.375%, 08/06/23........................................  4,583  5,002,253
    3.664%, 09/08/24........................................  2,000  2,087,008
GATX Corp.
    3.250%, 03/30/25........................................  2,820  2,763,228
General Dynamics Corp.
    2.250%, 11/15/22........................................  2,644  2,719,174
General Electric Co.
    3.375%, 03/11/24........................................  1,763  1,938,870
Georgia Power Co.
    2.850%, 05/15/22........................................    899    947,219
    3.250%, 04/01/26........................................  3,000  3,212,433
Georgia-Pacific LLC
    7.750%, 11/15/29........................................  4,960  7,293,645
Gilead Sciences, Inc.
    3.700%, 04/01/24........................................  6,998  7,606,560
GlaxoSmithKline Capital, Inc.
    2.800%, 03/18/23........................................  3,684  3,901,853
Goldcorp, Inc.
    3.625%, 06/09/21........................................  1,939  2,030,881
Goldman Sachs Group, Inc. (The)
    4.000%, 03/03/24........................................  6,346  6,875,320
    3.750%, 05/22/25........................................  2,000  2,111,592
Halliburton Co.
    3.500%, 08/01/23........................................  3,526  3,643,606
    3.800%, 11/15/25........................................  2,000  2,065,152
Harley-Davidson, Inc.
    3.500%, 07/28/25........................................  5,980  6,429,786
Harman International Industries, Inc.
    4.150%, 05/15/25........................................  1,297  1,355,643
Hershey Co. (The)
    2.625%, 05/01/23........................................  1,067  1,086,610
Historic TW, Inc.
    6.625%, 05/15/29........................................  3,800  5,036,866
Home Depot, Inc. (The)
    2.700%, 04/01/23........................................    705    744,246
    3.350%, 09/15/25........................................  1,403  1,549,696
HSBC Holdings P.L.C.
#   4.000%, 03/30/22........................................  1,058  1,128,326
    4.300%, 03/08/26........................................  1,000  1,072,735
HSBC USA, Inc.
    3.500%, 06/23/24........................................  5,760  5,979,324
Humana, Inc.
    3.850%, 10/01/24........................................  4,074  4,376,458

                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ ----------
Hyatt Hotels Corp.
    3.375%, 07/15/23........................................ $1,066 $1,111,713
Illinois Tool Works, Inc.
    3.500%, 03/01/24........................................  3,526  3,896,815
Ingersoll-Rand Luxembourg Finance SA
    3.550%, 11/01/24........................................  4,280  4,561,633
Inter-American Development Bank
    7.000%, 06/15/25........................................  2,115  2,954,380
    6.750%, 07/15/27........................................  1,058  1,514,109
Intercontinental Exchange, Inc.
    4.000%, 10/15/23........................................    556    607,224
    3.750%, 12/01/25........................................  3,000  3,291,720
International Business Machines Corp.
    3.375%, 08/01/23........................................  2,401  2,610,101
#   3.625%, 02/12/24........................................  5,288  5,798,482
International Paper Co.
    3.650%, 06/15/24........................................  1,058  1,127,530
    3.800%, 01/15/26........................................    578    621,848
Interpublic Group of Cos., Inc. (The)
    4.200%, 04/15/24........................................  2,151  2,342,131
Intesa Sanpaolo SpA
    5.250%, 01/12/24........................................  3,526  3,864,827
ITC Holdings Corp.
    3.650%, 06/15/24........................................  3,173  3,331,126
Janus Capital Group, Inc.
    4.875%, 08/01/25........................................  2,000  2,175,660
JM Smucker Co. (The)
    3.500%, 03/15/25........................................  5,000  5,421,340
John Deere Capital Corp.
    3.350%, 06/12/24........................................    846    918,995
Johnson & Johnson
    3.375%, 12/05/23........................................  3,526  3,941,620
    2.450%, 03/01/26........................................  4,000  4,164,356
Johnson Controls, Inc.
    3.625%, 07/02/24........................................    541    581,358
JPMorgan Chase & Co.
    3.625%, 05/13/24........................................  4,287  4,590,014
    3.900%, 07/15/25........................................  2,820  3,064,652
Juniper Networks, Inc.
    4.600%, 03/15/21........................................  1,410  1,517,546
    4.500%, 03/15/24........................................  2,327  2,483,628
Kellogg Co.
    3.250%, 04/01/26........................................  6,741  7,038,629
    7.450%, 04/01/31........................................    300    421,077
KeyBank NA
    3.300%, 06/01/25........................................  2,000  2,130,704
Kimberly-Clark Corp.
    2.400%, 06/01/23........................................  1,058  1,103,847
KLA-Tencor Corp.
    4.650%, 11/01/24........................................  1,545  1,704,781

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ ----------
Kohl's Corp.
#   3.250%, 02/01/23........................................ $  705 $  709,511
    4.750%, 12/15/23........................................  3,526  3,815,763
    4.250%, 07/17/25........................................  3,964  4,067,405
Kraft Heinz Foods Co.
    3.500%, 06/06/22........................................  4,040  4,352,183
Kroger Co. (The)
    3.850%, 08/01/23........................................  3,219  3,556,296
L-3 Communications Corp.
    3.950%, 05/28/24........................................  1,361  1,452,183
Laboratory Corp. of America Holdings
    4.000%, 11/01/23........................................  2,115  2,291,579
Legg Mason, Inc.
    3.950%, 07/15/24........................................  2,609  2,685,801
    4.750%, 03/15/26........................................  3,205  3,503,136
Lincoln National Corp.
    3.350%, 03/09/25........................................  5,425  5,514,751
Lloyds Bank P.L.C.
    3.500%, 05/14/25........................................  3,263  3,457,821
Lockheed Martin Corp.
    2.900%, 03/01/25........................................  2,468  2,582,355
Loews Corp.
    2.625%, 05/15/23........................................  1,010  1,023,314
    3.750%, 04/01/26........................................  2,500  2,685,937
Lowe's Cos., Inc.
    3.875%, 09/15/23........................................    287    323,775
    3.375%, 09/15/25........................................  3,551  3,916,096
LyondellBasell Industries NV
    5.750%, 04/15/24........................................  3,173  3,816,732
Macquarie Bank, Ltd.
##  3.900%, 01/15/26........................................  5,000  5,339,955
Macy's Retail Holdings, Inc.
    3.875%, 01/15/22........................................  4,567  4,728,005
    2.875%, 02/15/23........................................  2,292  2,236,421
#   3.625%, 06/01/24........................................  1,763  1,778,021
Manufacturers & Traders Trust Co.
    2.900%, 02/06/25........................................  6,527  6,771,802
Marathon Petroleum Corp.
    3.625%, 09/15/24........................................  4,513  4,487,416
Markel Corp.
    3.625%, 03/30/23........................................    705    731,594
Marsh & McLennan Cos., Inc.
    3.500%, 06/03/24........................................  4,583  4,748,208
    3.500%, 03/10/25........................................  1,500  1,567,828
MasterCard, Inc.
    3.375%, 04/01/24........................................    984  1,078,607
McDonald's Corp.
    3.700%, 01/30/26........................................  5,000  5,481,725
McKesson Corp.
    3.796%, 03/15/24........................................  1,851  2,017,707
Mead Johnson Nutrition Co.
#   4.125%, 11/15/25........................................  4,200  4,620,008

                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ ----------
Medtronic, Inc.
    3.625%, 03/15/24........................................ $  212 $  234,181
    3.500%, 03/15/25........................................  1,000  1,095,480
Merck & Co., Inc.
    2.800%, 05/18/23........................................  2,820  2,984,138
MetLife, Inc.
    3.600%, 04/10/24........................................  7,166  7,610,765
Microsoft Corp.
    3.625%, 12/15/23........................................  5,118  5,677,669
    2.700%, 02/12/25........................................  1,058  1,101,089
Mitsubishi UFJ Financial Group, Inc.
    3.850%, 03/01/26........................................  4,000  4,383,600
Mondelez International, Inc.
    4.000%, 02/01/24........................................  5,593  6,170,511
Monsanto Co.
    3.375%, 07/15/24........................................    897    932,189
    5.500%, 08/15/25........................................  3,984  4,678,873
Morgan Stanley
    3.875%, 04/29/24........................................  5,878  6,304,843
Mosaic Co. (The)
    4.250%, 11/15/23........................................  1,939  2,097,558
Motorola Solutions, Inc.
    3.750%, 05/15/22........................................  1,763  1,806,953
    3.500%, 03/01/23........................................  1,763  1,749,612
MUFG Americas Holdings Corp.
    3.500%, 06/18/22........................................  3,014  3,185,876
Mylan, Inc.
    4.200%, 11/29/23........................................  2,468  2,611,351
Nasdaq, Inc.
    4.250%, 06/01/24........................................  1,551  1,659,202
National Australia Bank, Ltd.
    3.000%, 01/20/23........................................  3,526  3,693,764
National Oilwell Varco, Inc.
    2.600%, 12/01/22........................................  5,354  5,090,856
Nationwide Building Society
##  3.900%, 07/21/25........................................  5,000  5,411,970
NetApp, Inc.
    3.250%, 12/15/22........................................    599    606,765
Newell Brands, Inc.
    4.000%, 06/15/22........................................    631    675,824
NextEra Energy Capital Holdings, Inc.
    4.500%, 06/01/21........................................    457    505,154
NiSource Finance Corp.
    3.850%, 02/15/23........................................    388    419,751
Noble Energy, Inc.
    4.150%, 12/15/21........................................    793    840,985
    3.900%, 11/15/24........................................  1,426  1,460,040
Norfolk Southern Corp.
    2.903%, 02/15/23........................................  2,468  2,581,797
    5.640%, 05/17/29........................................  2,048  2,502,588
Novartis Capital Corp.
    3.400%, 05/06/24........................................  3,349  3,689,747

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ ----------
Nucor Corp.
    4.000%, 08/01/23........................................ $1,234 $1,343,809
Occidental Petroleum Corp.
    2.700%, 02/15/23........................................  3,050  3,119,079
Omnicom Group, Inc.
    3.650%, 11/01/24........................................    705    754,777
Oracle Corp.
    2.500%, 10/15/22........................................  1,058  1,088,239
#   2.950%, 05/15/25........................................  5,617  5,839,051
Pacific Gas & Electric Co.
    3.850%, 11/15/23........................................  1,763  1,953,124
    3.750%, 02/15/24........................................  3,582  3,965,077
    3.500%, 06/15/25........................................  2,362  2,586,742
Packaging Corp. of America
    4.500%, 11/01/23........................................  2,142  2,359,409
Parker-Hannifin Corp.
    3.300%, 11/21/24........................................  3,356  3,628,064
PepsiCo, Inc.
    2.750%, 03/01/23........................................  2,468  2,613,548
    3.500%, 07/17/25........................................  4,721  5,248,506
Pernod Ricard SA
##  3.250%, 06/08/26........................................  3,000  3,101,952
Perrigo Finance P.L.C.
    3.500%, 12/15/21........................................  2,391  2,494,863
    3.900%, 12/15/24........................................  4,115  4,267,346
Pfizer, Inc.
    3.000%, 06/15/23........................................  1,058  1,131,180
#   3.400%, 05/15/24........................................  3,526  3,875,811
Philip Morris International, Inc.
    2.500%, 08/22/22........................................    530    548,919
    3.250%, 11/10/24........................................  2,179  2,359,120
Phillips 66
    4.300%, 04/01/22........................................  3,966  4,347,656
Pitney Bowes, Inc.
    4.625%, 03/15/24........................................  3,330  3,502,581
PNC Bank NA
    3.300%, 10/30/24........................................  1,763  1,894,717
    2.950%, 02/23/25........................................  4,407  4,629,426
PPL Capital Funding, Inc.
    3.400%, 06/01/23........................................  2,676  2,803,038
Praxair, Inc.
    2.200%, 08/15/22........................................    441    452,918
Precision Castparts Corp.
    2.500%, 01/15/23........................................  2,820  2,951,468
Principal Financial Group, Inc.
    3.125%, 05/15/23........................................  4,018  4,107,344
    3.400%, 05/15/25........................................  1,177  1,207,567
Prudential Financial, Inc.
    3.500%, 05/15/24........................................  6,738  7,075,762
PSEG Power LLC
#   4.300%, 11/15/23........................................  2,122  2,276,197
QUALCOMM, Inc.
    3.450%, 05/20/25........................................  5,026  5,434,468

                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ ----------
Quebec, Province of Canada
    7.500%, 09/15/29........................................ $2,000 $3,056,690
Quest Diagnostics, Inc.
    3.500%, 03/30/25........................................    212    222,509
Raytheon Co.
    2.500%, 12/15/22........................................    776    810,909
Reinsurance Group of America, Inc.
    4.700%, 09/15/23........................................  2,115  2,301,638
    3.950%, 09/15/26........................................  4,358  4,541,650
Rio Tinto Finance USA P.L.C.
    2.875%, 08/21/22........................................  1,707  1,775,702
Roche Holdings, Inc.
##  3.000%, 11/10/25........................................  4,000  4,294,180
Rockwell Automation, Inc.
    2.875%, 03/01/25........................................    705    738,559
Rogers Communications, Inc.
#   3.000%, 03/15/23........................................    973  1,018,808
    4.100%, 10/01/23........................................    687    772,748
Rolls-Royce P.L.C.
##  3.625%, 10/14/25........................................  4,000  4,271,912
Santander Holdings USA, Inc.
    4.500%, 07/17/25........................................  6,000  6,275,688
Santander UK P.L.C.
    4.000%, 03/13/24........................................  3,779  4,117,183
SCANA Corp.
    4.125%, 02/01/22........................................  1,070  1,128,300
Scripps Networks Interactive, Inc.
    3.500%, 06/15/22........................................  1,516  1,582,622
    3.900%, 11/15/24........................................  5,961  6,094,127
Sempra Energy
    4.050%, 12/01/23........................................  2,316  2,531,962
    3.550%, 06/15/24........................................  3,596  3,801,191
    3.750%, 11/15/25........................................  1,000  1,076,368
Shell International Finance BV
    3.400%, 08/12/23........................................  5,288  5,704,821
Sherwin-Williams Co. (The)
    3.450%, 08/01/25........................................  5,503  5,681,506
Siemens Financieringsmaatschappij NV
##  6.125%, 08/17/26........................................  2,080  2,794,497
Solvay Finance America LLC
##  4.450%, 12/03/25........................................  3,000  3,265,533
Southern California Edison Co.
    6.650%, 04/01/29........................................    525    702,183
Southern Power Co.
    4.150%, 12/01/25........................................  2,000  2,172,780
Spectra Energy Capital LLC
    3.300%, 03/15/23........................................  3,623  3,549,551
Spectra Energy Partners L.P.
    4.750%, 03/15/24........................................  1,063  1,188,652
St Jude Medical, Inc.
    3.250%, 04/15/23........................................  1,763  1,833,617

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ ----------
StanCorp Financial Group, Inc.
    5.000%, 08/15/22........................................ $1,763 $1,898,908
Staples, Inc.
#   4.375%, 01/12/23........................................    588    615,415
Starwood Hotels & Resorts Worldwide, Inc.
    3.125%, 02/15/23........................................  1,763  1,808,470
State Street Corp.
    3.300%, 12/16/24........................................  8,276  8,973,559
Statoil ASA
    2.450%, 01/17/23........................................  3,526  3,596,248
    2.650%, 01/15/24........................................  3,829  3,927,566
Stryker Corp.
    3.375%, 05/15/24........................................    282    299,286
    3.375%, 11/01/25........................................  6,000  6,368,868
Sumitomo Mitsui Banking Corp.
    3.950%, 07/19/23........................................  3,229  3,544,338
Sumitomo Mitsui Financial Group, Inc.
    3.784%, 03/09/26........................................  4,000  4,379,772
Suncor Energy, Inc.
    3.600%, 12/01/24........................................  4,007  4,208,155
Sunoco Logistics Partners Operations L.P.
    4.650%, 02/15/22........................................  1,021  1,080,894
SunTrust Bank
    2.750%, 05/01/23........................................  1,728  1,773,142
Sysco Corp.
    3.750%, 10/01/25........................................    700    764,737
    3.300%, 07/15/26........................................  2,000  2,110,224
Target Corp.
    2.500%, 04/15/26........................................  2,000  2,079,032
TD Ameritrade Holding Corp.
    3.625%, 04/01/25........................................  3,526  3,798,666
Telefonica Emisiones SAU
    4.570%, 04/27/23........................................  2,468  2,782,273
Telefonica Europe BV
    8.250%, 09/15/30........................................  4,475  6,582,953
Thomson Reuters Corp.
    4.300%, 11/23/23........................................  2,820  3,102,429
    3.850%, 09/29/24........................................    365    393,469
TIAA Asset Management Finance Co. LLC
##  4.125%, 11/01/24........................................  5,360  5,665,638
Time Warner, Inc.
    3.550%, 06/01/24........................................  2,468  2,646,540
TJX Cos., Inc. (The)
    2.500%, 05/15/23........................................  2,270  2,366,393
Total Capital International SA
    3.750%, 04/10/24........................................  5,288  5,820,623
Total System Services, Inc.
    4.800%, 04/01/26........................................  2,970  3,303,080

                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ ----------
Toyota Motor Credit Corp.
    2.625%, 01/10/23........................................ $3,526 $3,701,835
TransCanada PipeLines, Ltd.
    2.500%, 08/01/22........................................  1,802  1,805,654
Tyson Foods, Inc.
    4.500%, 06/15/22........................................  4,406  4,896,762
UBS Group Funding Jersey, Ltd.
##  4.125%, 09/24/25........................................  3,000  3,167,886
Union Pacific Corp.
    2.750%, 04/15/23........................................    353    370,767
    3.250%, 01/15/25........................................  8,761  9,471,342
United Technologies Corp.
    7.500%, 09/15/29........................................  5,114  7,547,794
UnitedHealth Group, Inc.
    2.750%, 02/15/23........................................  3,777  3,938,686
    3.750%, 07/15/25........................................  4,833  5,379,177
Unum Group
    4.000%, 03/15/24........................................    705    732,998
    3.875%, 11/05/25........................................  7,000  7,158,382
US Bancorp
    3.700%, 01/30/24........................................  2,000  2,216,806
US Bank NA
    2.800%, 01/27/25........................................  2,000  2,083,836
Verizon Communications, Inc.
    5.150%, 09/15/23........................................  4,936  5,788,141
Viacom, Inc.
    4.250%, 09/01/23........................................    353    375,094
    3.875%, 04/01/24........................................  1,987  2,041,275
Visa, Inc.
    3.150%, 12/14/25........................................  2,250  2,417,436
Vodafone Group P.L.C.
    2.500%, 09/26/22........................................  4,231  4,273,234
Wal-Mart Stores, Inc.
    3.300%, 04/22/24........................................  2,468  2,729,060
Walgreen Co.
#   3.100%, 09/15/22........................................  2,512  2,634,387
Walgreens Boots Alliance, Inc.
#   3.450%, 06/01/26........................................  5,000  5,239,135
Walt Disney Co. (The)
    3.150%, 09/17/25........................................  3,526  3,868,512
WEC Energy Group, Inc.
    3.550%, 06/15/25........................................  6,200  6,770,400
Wells Fargo & Co.
    3.000%, 02/19/25........................................  3,526  3,642,728
    3.000%, 04/22/26........................................  5,000  5,138,020
Westpac Banking Corp.
    2.850%, 05/13/26........................................  1,500  1,540,254
Whirlpool Corp.
    4.700%, 06/01/22........................................  1,058  1,181,931
    3.700%, 05/01/25........................................  2,468  2,640,007
Wisconsin Electric Power Co.
    3.100%, 06/01/25........................................  1,763  1,880,523

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                         FACE
                                                        AMOUNT
                                                        (000)        VALUE+
                                                      ---------- --------------

Wyndham Worldwide Corp.
      3.900%, 03/01/23............................... $    3,904 $    4,039,196
Xerox Corp.
      4.500%, 05/15/21...............................        840        872,903
#     3.800%, 05/15/24...............................      2,276      2,215,579
Zoetis, Inc.
      3.250%, 02/01/23...............................      2,468      2,539,545
                                                                 --------------
TOTAL BONDS..........................................             1,203,129,296
                                                                 --------------
U.S. TREASURY OBLIGATIONS -- (2.4%)
U.S. Treasury Bonds
      6.250%, 05/15/30...............................     20,000     31,564,060
                                                                 --------------
TOTAL INVESTMENT SECURITIES..........................             1,297,426,568
                                                                 --------------
                                                        SHARES
                                                      ----------
SECURITIES LENDING COLLATERAL -- (1.9%)
(S)@  DFA Short Term Investment Fund.................  2,152,187     24,900,808
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,262,703,086)^^...........................            $1,322,327,376
                                                                 ==============

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                 LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                 ------- -------------- ------- --------------
Agency Obligations..............   --    $   62,733,212   --    $   62,733,212
Bonds...........................   --     1,203,129,296   --     1,203,129,296
U.S. Treasury Obligations.......   --        31,564,060   --        31,564,060
Securities Lending Collateral...   --        24,900,808   --        24,900,808
                                   --    --------------   --    --------------
TOTAL...........................   --    $1,322,327,376   --    $1,322,327,376
                                   ==    ==============   ==    ==============

                         DFA TARGETED CREDIT PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                            FACE
                                                           AMOUNT^
                                                            (000)    VALUE+
                                                           ------- ----------
BONDS -- (99.1%)

AUSTRALIA -- (1.9%)
Commonwealth Bank of Australia
     2.300%, 03/12/20..................................... $  500  $  511,803
     5.000%, 03/19/20.....................................  1,000   1,114,696
Macquarie Group, Ltd.
##   6.000%, 01/14/20.....................................  1,150   1,277,203
National Australia Bank, Ltd.
     2.625%, 07/23/20.....................................    500     517,408
Origin Energy Finance, Ltd.
##   3.500%, 10/09/18.....................................    835     842,821
Westpac Banking Corp.
     2.300%, 05/26/20.....................................    750     766,535
     2.600%, 11/23/20.....................................  1,000   1,035,580
                                                                   ----------
TOTAL AUSTRALIA...........................................          6,066,046
                                                                   ----------
BELGIUM -- (0.9%)
Anheuser-Busch InBev Finance, Inc.
     2.650%, 02/01/21.....................................  1,700   1,761,724
Anheuser-Busch InBev Worldwide, Inc.
     5.375%, 01/15/20.....................................    500     564,964
Dexia Credit Local SA
     1.875%, 01/29/20.....................................    500     504,936
                                                                   ----------
TOTAL BELGIUM.............................................          2,831,624
                                                                   ----------
CANADA -- (2.5%)
Bank of Nova Scotia (The)
     4.375%, 01/13/21.....................................  1,300   1,438,481
Canadian Natural Resources, Ltd.
     6.000%, 08/15/16.....................................    750     751,337
Cenovus Energy, Inc.
     5.700%, 10/15/19.....................................    800     849,708
Goldcorp, Inc.
     2.125%, 03/15/18.....................................    800     803,648
Husky Energy, Inc.
     7.250%, 12/15/19.....................................    925   1,059,407
Petro-Canada
     6.050%, 05/15/18.....................................  1,250   1,346,230
Royal Bank of Canada
     2.150%, 03/06/20.....................................  1,000   1,020,460
Thomson Reuters Corp.
     6.500%, 07/15/18.....................................    500     546,788
TransCanada PipeLines, Ltd.
     7.125%, 01/15/19.....................................    200     224,621
                                                                   ----------
TOTAL CANADA..............................................          8,040,680
                                                                   ----------
DENMARK -- (1.6%)
AP Moeller - Maersk A.S.
###  2.875%, 09/28/20.....................................  1,000   1,026,795

                                                          FACE
                                                         AMOUNT^
                                                          (000)      VALUE+
                                                        ---------- ----------
DENMARK -- (Continued)
Danske Bank A.S.
##   2.750%, 09/17/20..................................   $  1,500 $1,562,197
##   2.800%, 03/10/21..................................        700    730,753
Nordea Bank AB
     4.875%, 01/27/20..................................      1,000  1,108,464
##   2.500%, 09/17/20..................................        500    513,805
                                                                   ----------
TOTAL DENMARK..........................................             4,942,014
                                                                   ----------
FRANCE -- (3.0%)
Airgas, Inc.
     3.050%, 08/01/20..................................        700    728,189
BNP Paribas SA
     2.450%, 03/17/19..................................      1,000  1,024,477
BPCE SA
     2.250%, 01/27/20..................................      1,000  1,016,640
     2.650%, 02/03/21..................................        700    720,651
Electricite de France SA
##   2.350%, 10/13/20..................................      1,470  1,512,402
Orange SA
     2.750%, 09/14/16..................................        232    232,492
     5.375%, 07/08/19..................................        500    556,089
Pernod-Ricard SA
##   5.750%, 04/07/21..................................      1,500  1,744,468
Societe Generale SA
##   2.625%, 09/16/20..................................      1,000  1,033,612
###  2.500%, 04/08/21..................................      1,000  1,027,251
                                                                   ----------
TOTAL FRANCE...........................................             9,596,271
                                                                   ----------
GERMANY -- (3.0%)
Bayer U.S. Finance LLC
##   2.375%, 10/08/19..................................      1,000  1,021,698
BMW US Capital LLC
##   2.000%, 04/11/21..................................      2,000  2,034,362
Daimler AG
     2.750%, 12/04/20.................................. GBP  1,500  2,134,059
Deutsche Bank AG
     6.000%, 09/01/17..................................        280    291,058
     2.950%, 08/20/20..................................      1,000    994,089
     3.125%, 01/13/21..................................        500    497,409
Deutsche Telekom International Finance BV
     2.250%, 03/06/17..................................        800    805,081
E.ON International Finance BV
##   5.800%, 04/30/18..................................        800    854,015
Volkswagen Group of America Finance LLC
##   2.125%, 05/23/19..................................      1,000  1,007,522
                                                                   ----------
TOTAL GERMANY..........................................             9,639,293
                                                                   ----------

DFA TARGETED CREDIT PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT^
                                                           (000)     VALUE+
                                                          -------- -----------
IRELAND -- (0.8%)
Actavis Funding SCS
    3.000%, 03/12/20.....................................   $  500 $   520,343
Perrigo Finance Unlimited Co.
    3.500%, 03/15/21.....................................    1,800   1,866,868
                                                                   -----------
TOTAL IRELAND............................................            2,387,211
                                                                   -----------
ITALY -- (0.8%)
Enel Finance International NV
##  6.250%, 09/15/17.....................................    1,200   1,264,176
Intesa Sanpaolo SpA
    3.875%, 01/15/19.....................................    1,075   1,108,507
                                                                   -----------
TOTAL ITALY..............................................            2,372,683
                                                                   -----------
JAPAN -- (3.7%)
American Honda Finance Corp.
    2.450%, 09/24/20.....................................    1,500   1,557,621
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
##  2.300%, 03/05/20.....................................    1,071   1,089,614
Beam Suntory, Inc.
    1.750%, 06/15/18.....................................      800     803,109
Japan Bank for International Cooperation
    2.625%, 12/15/20..................................... GBP  650     921,992
Mizuho Bank, Ltd.
##  2.450%, 04/16/19.....................................    1,000   1,017,551
##  2.700%, 10/20/20.....................................      500     514,878
Mizuho Financial Group, Inc.
##  2.632%, 04/12/21.....................................      800     821,288
MUFG Union Bank NA
    2.625%, 09/26/18.....................................    1,000   1,020,650
Nissan Motor Acceptance Corp.
##  2.550%, 03/08/21.....................................    1,500   1,547,716
Nomura Holdings, Inc.
    6.700%, 03/04/20.....................................      300     346,859
    6.700%, 03/04/20.....................................      500     578,296
Sumitomo Mitsui Banking Corp.
    2.450%, 01/16/20.....................................    1,500   1,534,415
                                                                   -----------
TOTAL JAPAN..............................................           11,753,989
                                                                   -----------
NETHERLANDS -- (2.5%)
ABN AMRO Bank NV
##  2.450%, 06/04/20.....................................    1,375   1,412,990
Cooperatieve Rabobank UA
    2.250%, 01/14/20.....................................    1,000   1,021,243
    2.500%, 01/19/21.....................................      800     825,830
ING Bank NV
##  2.500%, 10/01/19.....................................      250     256,422
##  2.750%, 03/22/21.....................................    1,500   1,564,555
LyondellBasell Industries NV
    5.000%, 04/15/19.....................................      750     812,650

                                                           FACE
                                                          AMOUNT^
                                                           (000)    VALUE+
                                                          ------- ----------
NETHERLANDS -- (Continued)
Mylan, Inc.
    2.550%, 03/28/19..................................... $  860  $  876,513
Shell International Finance BV
    2.125%, 05/11/20.....................................  1,000   1,024,724
                                                                  ----------
TOTAL NETHERLANDS........................................          7,794,927
                                                                  ----------
NORWAY -- (0.3%)
Statoil ASA
    2.900%, 11/08/20.....................................  1,000   1,050,295
                                                                  ----------
SPAIN -- (1.7%)
Iberdrola Finance Ireland, Ltd.
##  5.000%, 09/11/19.....................................    974   1,074,141
Santander Bank NA
    2.000%, 01/12/18.....................................    500     500,894
Santander Holdings USA, Inc.
    2.650%, 04/17/20.....................................    800     804,359
Santander UK P.L.C.
    2.375%, 03/16/20.....................................  1,000   1,009,438
Telefonica Emisiones SAU
    5.134%, 04/27/20.....................................  1,000   1,110,139
    5.462%, 02/16/21.....................................    884   1,016,108
                                                                  ----------
TOTAL SPAIN..............................................          5,515,079
                                                                  ----------
SWEDEN -- (0.7%)
Svenska Handelsbanken AB
##  5.125%, 03/30/20.....................................    500     561,945
    2.400%, 10/01/20.....................................  1,500   1,541,624
                                                                  ----------
TOTAL SWEDEN.............................................          2,103,569
                                                                  ----------
SWITZERLAND -- (1.2%)
Chubb INA Holdings, Inc.
    2.300%, 11/03/20.....................................  1,800   1,859,044
Credit Suisse AG New York
    2.300%, 05/28/19.....................................  1,000   1,013,728
UBS AG
    2.375%, 08/14/19.....................................    750     767,220
    2.375%, 08/14/19.....................................    250     255,837
                                                                  ----------
TOTAL SWITZERLAND........................................          3,895,829
                                                                  ----------
UNITED KINGDOM -- (6.4%)
Aon P.L.C.
    2.800%, 03/15/21.....................................  1,500   1,543,410
AstraZeneca P.L.C.
    2.375%, 11/16/20.....................................  1,000   1,027,698
BAE Systems Holdings, Inc.
##  2.850%, 12/15/20.....................................  1,650   1,697,147
Barclays P.L.C.
    2.750%, 11/08/19.....................................  1,000   1,006,593
    2.875%, 06/08/20.....................................  1,000   1,003,704

DFA TARGETED CREDIT PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT^
                                                           (000)     VALUE+
                                                          -------- -----------
UNITED KINGDOM -- (Continued)
Baxalta, Inc.
    2.875%, 06/23/20.....................................   $1,000 $ 1,013,821
BP Capital Markets P.L.C.
    2.315%, 02/13/20.....................................    1,000   1,025,036
Coca-Cola European Partners US LLC
    3.500%, 09/15/20.....................................    1,665   1,773,666
HSBC Holdings P.L.C.
    3.400%, 03/08/21.....................................    1,500   1,555,815
HSBC USA, Inc.
    2.350%, 03/05/20.....................................      500     504,402
    2.750%, 08/07/20.....................................      185     188,586
Imperial Brands Finance P.L.C.
##  2.950%, 07/21/20.....................................    1,000   1,036,375
Lloyds Bank P.L.C.
    2.700%, 08/17/20.....................................    1,000   1,029,736
Nationwide Building Society
##  2.350%, 01/21/20.....................................    1,000   1,011,885
Sky P.L.C.
##  2.625%, 09/16/19.....................................      750     765,797
    2.875%, 11/24/20..................................... GBP  900   1,268,255
Unilever Capital Corp.
    4.250%, 02/10/21.....................................    2,263   2,540,091
Vodafone Group P.L.C.
    5.450%, 06/10/19.....................................      400     442,532
                                                                   -----------
TOTAL UNITED KINGDOM.....................................           20,434,549
                                                                   -----------
UNITED STATES -- (68.1%)
21st Century Fox America, Inc.
    4.500%, 02/15/21.....................................    1,000   1,118,482
Abbott Laboratories
    4.125%, 05/27/20.....................................    1,000   1,095,731
AbbVie, Inc.
    2.500%, 05/14/20.....................................    1,400   1,437,318
Advance Auto Parts, Inc.
    5.750%, 05/01/20.....................................      985   1,099,634
Agilent Technologies, Inc.
    5.000%, 07/15/20.....................................    1,000   1,118,379
Altria Group, Inc.
    2.625%, 01/14/20.....................................      800     834,644
Amazon.com, Inc.
    2.600%, 12/05/19.....................................    1,007   1,052,467
Ameren Corp.
    2.700%, 11/15/20.....................................    1,525   1,586,416
American Express Credit Corp.
    2.250%, 08/15/19.....................................    1,000   1,024,536
    2.600%, 09/14/20.....................................    1,000   1,034,622
American International Group, Inc.
    2.300%, 07/16/19.....................................      500     511,252
    3.375%, 08/15/20.....................................    1,000   1,052,579
    3.300%, 03/01/21.....................................      500     524,498

                                                           FACE
                                                          AMOUNT^
                                                           (000)    VALUE+
                                                          ------- ----------
UNITED STATES -- (Continued)
Ameriprise Financial, Inc.
    5.300%, 03/15/20..................................... $1,017  $1,137,084
Amgen, Inc.
    4.100%, 06/15/21.....................................  1,000   1,106,232
Amphenol Corp.
    2.550%, 01/30/19.....................................  1,000   1,016,413
Anthem, Inc.
    2.250%, 08/15/19.....................................    500     509,450
    4.350%, 08/15/20.....................................  1,000   1,094,161
Apple, Inc.
    2.850%, 05/06/21.....................................  1,000   1,057,779
Associated Banc-Corp
    2.750%, 11/15/19.....................................  1,294   1,307,698
Assurant, Inc.
    2.500%, 03/15/18.....................................    800     810,350
AT&T, Inc.
    2.800%, 02/17/21.....................................    500     517,182
    5.000%, 03/01/21.....................................  1,200   1,358,107
Autodesk, Inc.
    1.950%, 12/15/17.....................................    500     501,593
    3.125%, 06/15/20.....................................    750     773,753
AutoZone, Inc.
    2.500%, 04/15/21.....................................  1,295   1,319,087
Bank of America Corp.
    2.650%, 04/01/19.....................................    750     769,150
    2.625%, 10/19/20.....................................    900     920,351
Bank of New York Mellon Corp. (The)
    2.150%, 02/24/20.....................................  1,000   1,024,695
    2.450%, 11/27/20.....................................    301     311,268
BB&T Corp.
    2.450%, 01/15/20.....................................  1,000   1,031,014
Becton Dickinson and Co.
    6.375%, 08/01/19.....................................  1,000   1,141,566
Biogen, Inc.
    2.900%, 09/15/20.....................................  1,300   1,360,368
Boston Scientific Corp.
    6.000%, 01/15/20.....................................    500     568,890
Buckeye Partners L.P.
    6.050%, 01/15/18.....................................    300     316,194
    2.650%, 11/15/18.....................................    500     505,863
Burlington Northern Santa Fe LLC
    4.700%, 10/01/19.....................................    500     553,353
CA, Inc.
    5.375%, 12/01/19.....................................    700     770,626
Capital One Financial Corp.
    2.450%, 04/24/19.....................................    300     306,730
CBS Corp.
    5.750%, 04/15/20.....................................  1,125   1,283,433
Celgene Corp.
    2.250%, 05/15/19.....................................    800     816,500

DFA TARGETED CREDIT PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT^
                                                           (000)    VALUE+
                                                          ------- ----------
UNITED STATES -- (Continued)
CF Industries, Inc.
    6.875%, 05/01/18..................................... $  750  $  812,761
Charles Schwab Corp. (The)
    4.450%, 07/22/20.....................................  1,000   1,112,671
Chevron Corp.
    1.961%, 03/03/20.....................................    500     512,163
    2.419%, 11/17/20.....................................  1,000   1,036,955
Cisco Systems, Inc.
    2.450%, 06/15/20.....................................    465     486,087
Citigroup, Inc.
    2.400%, 02/18/20.....................................  1,500   1,523,227
    2.700%, 03/30/21.....................................    600     612,025
Citizens Bank NA
    2.450%, 12/04/19.....................................    994   1,012,724
CMS Energy Corp.
    8.750%, 06/15/19.....................................    586     703,560
CNA Financial Corp.
    5.875%, 08/15/20.....................................  1,595   1,807,285
Comcast Corp.
    6.500%, 01/15/17.....................................    150     153,821
Comerica Bank
    2.500%, 06/02/20.....................................  1,000   1,030,801
ConocoPhillips
    6.000%, 01/15/20.....................................    260     294,317
ConocoPhillips Co.
#   4.200%, 03/15/21.....................................  1,000   1,066,725
Consolidated Edison, Inc.
    2.000%, 05/15/21.....................................  1,860   1,889,546
Constellation Energy Group, Inc.
    5.150%, 12/01/20.....................................    600     668,864
Corning, Inc.
    4.250%, 08/15/20.....................................  1,000   1,078,319
Crane Co.
    2.750%, 12/15/18.....................................    433     445,279
CSX Corp.
    3.700%, 10/30/20.....................................    330     354,017
CVS Health Corp.
    2.250%, 08/12/19.....................................  1,250   1,285,936
    4.125%, 05/15/21.....................................    800     883,245
Devon Energy Corp.
    2.250%, 12/15/18.....................................  1,287   1,286,812
Discovery Communications LLC
    5.625%, 08/15/19.....................................    650     716,531
Dominion Resources, Inc.
    2.500%, 12/01/19.....................................  1,195   1,225,322
Dow Chemical Co. (The)
    4.250%, 11/15/20.....................................  1,900   2,074,979
Dr. Pepper Snapple Group, Inc.
    2.600%, 01/15/19.....................................    410     419,974
    2.000%, 01/15/20.....................................  1,000   1,007,491

                                                           FACE
                                                          AMOUNT^
                                                           (000)    VALUE+
                                                          ------- ----------
UNITED STATES -- (Continued)
DTE Energy Co.
    2.400%, 12/01/19..................................... $  700  $  719,112
Duke Energy Corp.
    5.050%, 09/15/19.....................................    750     829,579
Eastman Chemical Co.
    4.500%, 01/15/21.....................................    500     550,157
eBay, Inc.
    2.200%, 08/01/19.....................................  1,150   1,167,770
Edwards Lifesciences Corp.
    2.875%, 10/15/18.....................................    500     511,177
Electronic Arts, Inc.
    3.700%, 03/01/21.....................................  1,400   1,494,531
EMC Corp.
    2.650%, 06/01/20.....................................  1,000     989,009
Enbridge Energy Partners L.P.
    5.875%, 12/15/16.....................................    295     300,162
Enterprise Products Operating LLC
    5.250%, 01/31/20.....................................    400     444,701
ERAC USA Finance LLC
##  2.350%, 10/15/19.....................................    370     376,538
Eversource Energy
    4.500%, 11/15/19.....................................    536     587,048
    2.500%, 03/15/21.....................................    900     928,929
Exelon Generation Co. LLC
    5.200%, 10/01/19.....................................    500     552,258
    2.950%, 01/15/20.....................................    400     411,357
Express Scripts Holding Co.
    2.250%, 06/15/19.....................................    500     510,199
FedEx Corp.
    2.300%, 02/01/20.....................................    905     926,970
Fifth Third Bancorp
    2.300%, 03/01/19.....................................  1,138   1,154,626
Fiserv, Inc.
    2.700%, 06/01/20.....................................    800     829,404
FMC Technologies, Inc.
    2.000%, 10/01/17.....................................    365     362,573
Ford Motor Credit Co. LLC
    5.000%, 05/15/18.....................................  1,000   1,057,309
    3.200%, 01/15/21.....................................    800     831,242
Fortune Brands Home & Security, Inc.
    3.000%, 06/15/20.....................................    500     515,434
GATX Corp.
    2.500%, 07/30/19.....................................    500     506,002
Georgia Power Co.
    4.250%, 12/01/19.....................................    700     762,549
Gilead Sciences, Inc.
    2.550%, 09/01/20.....................................  1,000   1,040,353
Goldman Sachs Group, Inc. (The)
    5.375%, 03/15/20.....................................    500     557,965
    6.000%, 06/15/20.....................................    300     343,652

DFA TARGETED CREDIT PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT^
                                                           (000)    VALUE+
                                                          ------- ----------
UNITED STATES -- (Continued)
    2.625%, 04/25/21..................................... $1,000  $1,018,715
Great Plains Energy, Inc.
    4.850%, 06/01/21.....................................    915   1,006,415
Halliburton Co.
    6.150%, 09/15/19.....................................    300     340,613
Harley-Davidson Financial Services, Inc.
##  2.150%, 02/26/20.....................................    755     767,177
Harris Corp.
    2.700%, 04/27/20.....................................  1,570   1,607,908
Hartford Financial Services Group, Inc. (The)
    5.500%, 03/30/20.....................................    750     844,554
Hasbro, Inc.
    3.150%, 05/15/21.....................................  1,384   1,435,752
Hess Corp.
    1.300%, 06/15/17.....................................    800     797,197
    8.125%, 02/15/19.....................................    400     452,041
Hewlett Packard Enterprise Co.
##  3.600%, 10/15/20.....................................  1,600   1,688,195
Home Depot, Inc. (The)
    2.000%, 04/01/21.....................................  1,444   1,483,174
HP, Inc.
    4.300%, 06/01/21.....................................  1,370   1,480,308
Huntington National Bank (The)
    2.400%, 04/01/20.....................................  1,000   1,020,541
Indiana Michigan Power Co.
    7.000%, 03/15/19.....................................  1,000   1,132,787
Integrys Holding, Inc.
    4.170%, 11/01/20.....................................  1,180   1,289,954
JB Hunt Transport Services, Inc.
    2.400%, 03/15/19.....................................  1,025   1,034,245
Jefferies Group LLC
    5.125%, 04/13/18.....................................    750     783,386
Jersey Central Power & Light Co.
    7.350%, 02/01/19.....................................    607     682,436
JM Smucker Co. (The)
    2.500%, 03/15/20.....................................  1,300   1,338,022
John Deere Capital Corp.
    2.550%, 01/08/21.....................................  1,496   1,560,045
JPMorgan Chase & Co.
    2.250%, 01/23/20.....................................    500     509,974
    2.550%, 10/29/20.....................................  1,400   1,436,870
    4.625%, 05/10/21.....................................    500     557,365
Kellogg Co.
    4.000%, 12/15/20.....................................  1,300   1,434,944
KeyBank NA
    2.500%, 12/15/19.....................................    700     720,536
KeyCorp
    2.900%, 09/15/20.....................................    700     728,971
KLA-Tencor Corp.
    3.375%, 11/01/19.....................................    190     196,285

                                                           FACE
                                                          AMOUNT^
                                                           (000)    VALUE+
                                                          ------- ----------
UNITED STATES -- (Continued)
Kroger Co. (The)
    2.300%, 01/15/19..................................... $  500  $  510,437
    3.300%, 01/15/21.....................................    500     534,736
L-3 Communications Corp.
    4.750%, 07/15/20.....................................  1,000   1,077,831
Laboratory Corp. of America Holdings
    2.625%, 02/01/20.....................................  2,007   2,058,977
Lam Research Corp.
    2.750%, 03/15/20.....................................    750     772,087
Legg Mason, Inc.
    2.700%, 07/15/19.....................................    823     840,512
Lincoln National Corp.
    8.750%, 07/01/19.....................................    700     825,667
    6.250%, 02/15/20.....................................    300     338,158
    4.850%, 06/24/21.....................................    880     977,963
Lockheed Martin Corp.
    2.500%, 11/23/20.....................................    500     519,644
Lowe's Cos., Inc.
    3.750%, 04/15/21.....................................  2,000   2,207,792
Macy's Retail Holdings, Inc.
#   3.450%, 01/15/21.....................................  1,500   1,572,450
Manufacturers & Traders Trust Co.
    2.100%, 02/06/20.....................................  1,000   1,016,456
Marathon Petroleum Corp.
    3.400%, 12/15/20.....................................  1,500   1,558,642
Marriott International, Inc.
    3.000%, 03/01/19.....................................    750     775,692
Marsh & McLennan Cos., Inc.
    2.350%, 03/06/20.....................................    500     512,372
Mattel, Inc.
    2.350%, 05/06/19.....................................    800     816,614
Maxim Integrated Products, Inc.
    2.500%, 11/15/18.....................................    800     810,689
McDonald's Corp.
    2.750%, 12/09/20.....................................  2,070   2,168,538
Mead Johnson Nutrition Co.
    3.000%, 11/15/20.....................................  1,830   1,926,104
Mondelez International, Inc.
    5.375%, 02/10/20.....................................  1,916   2,162,990
Monsanto Co.
    2.125%, 07/15/19.....................................    800     813,032
Morgan Stanley
    7.300%, 05/13/19.....................................    700     803,172
    2.375%, 07/23/19.....................................    300     305,807
    2.500%, 04/21/21.....................................  1,000   1,011,825
NASDAQ OMX Group, Inc. (The)
    5.550%, 01/15/20.....................................  1,115   1,236,586
Newell Brands, Inc.
    2.875%, 12/01/19.....................................    850     874,602

DFA TARGETED CREDIT PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT^
                                                           (000)    VALUE+
                                                          ------- ----------
UNITED STATES -- (Continued)
NextEra Energy Capital Holdings, Inc.
    2.400%, 09/15/19..................................... $1,400  $1,428,021
NiSource Finance Corp.
    6.400%, 03/15/18.....................................    750     809,955
    5.450%, 09/15/20.....................................    995   1,120,526
Nordstrom, Inc.
    4.750%, 05/01/20.....................................  1,000   1,088,314
Norfolk Southern Corp.
    5.900%, 06/15/19.....................................    500     560,691
Omnicom Group, Inc.
    4.450%, 08/15/20.....................................  1,000   1,102,544
ONEOK Partners L.P.
    2.000%, 10/01/17.....................................    856     856,712
Pacific Gas & Electric Co.
    3.500%, 10/01/20.....................................    500     539,980
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
##  3.050%, 01/09/20.....................................  1,323   1,347,777
PepsiCo, Inc.
    2.150%, 10/14/20.....................................  2,000   2,061,086
PG&E Corp.
    2.400%, 03/01/19.....................................    500     510,966
Pioneer Natural Resources Co.
    6.875%, 05/01/18.....................................    715     774,171
Plains All American Pipeline L.P. / PAA Finance Corp.
    6.500%, 05/01/18.....................................    800     854,168
Principal Financial Group, Inc.
    8.875%, 05/15/19.....................................    849   1,002,390
Progress Energy, Inc.
    4.400%, 01/15/21.....................................  1,100   1,203,294
Prudential Financial, Inc.
    2.350%, 08/15/19.....................................    700     717,478
    5.375%, 06/21/20.....................................    400     451,572
PSEG Power LLC
    2.450%, 11/15/18.....................................  1,163   1,181,047
Quest Diagnostics, Inc.
    2.700%, 04/01/19.....................................    200     205,863
    4.750%, 01/30/20.....................................  1,000   1,097,491
Regions Financial Corp.
    2.000%, 05/15/18.....................................    500     501,537
    3.200%, 02/08/21.....................................  1,000   1,033,620
Republic Services, Inc.
    5.500%, 09/15/19.....................................    700     783,357
Reynolds American, Inc.
    6.875%, 05/01/20.....................................    500     592,037
Roper Technologies, Inc.
    3.000%, 12/15/20.....................................  1,200   1,245,385
Ryder System, Inc.
    2.500%, 05/11/20.....................................  1,250   1,259,876

                                                           FACE
                                                          AMOUNT^
                                                           (000)    VALUE+
                                                          ------- ----------
UNITED STATES -- (Continued)
SCANA Corp.
    6.250%, 04/01/20..................................... $  550  $  608,689
Scripps Networks Interactive, Inc.
    2.750%, 11/15/19.....................................    975     995,243
    2.800%, 06/15/20.....................................    550     559,359
Sempra Energy
    9.800%, 02/15/19.....................................    700     839,763
Southern Co. (The)
    2.750%, 06/15/20.....................................    750     778,753
Southern Power Co.
    2.375%, 06/01/20.....................................    334     341,163
Southwest Airlines Co.
    2.750%, 11/06/19.....................................  1,400   1,451,818
Spectra Energy Capital LLC
    6.200%, 04/15/18.....................................    800     853,250
St Jude Medical, Inc.
    2.800%, 09/15/20.....................................  1,000   1,037,230
Starbucks Corp.
    2.100%, 02/04/21.....................................  1,449   1,492,883
Starwood Hotels & Resorts Worldwide, Inc.
    6.750%, 05/15/18.....................................    770     841,006
State Street Corp.
    2.550%, 08/18/20.....................................  1,900   1,977,163
Stryker Corp.
    2.625%, 03/15/21.....................................  1,486   1,542,793
SunTrust Banks, Inc.
    2.500%, 05/01/19.....................................  1,200   1,227,853
    2.900%, 03/03/21.....................................    900     939,681
Symantec Corp.
    2.750%, 06/15/17.....................................    800     806,077
    4.200%, 09/15/20.....................................  1,000   1,048,758
Sysco Corp.
    2.600%, 10/01/20.....................................  1,000   1,036,303
TD Ameritrade Holding Corp.
    5.600%, 12/01/19.....................................    286     320,905
Thermo Fisher Scientific, Inc.
    2.400%, 02/01/19.....................................    800     818,018
    4.500%, 03/01/21.....................................  1,000   1,108,575
TIAA Asset Management Finance Co. LLC
##  2.950%, 11/01/19.....................................  1,050   1,077,608
Time Warner Cable, Inc.
    5.000%, 02/01/20.....................................  1,100   1,203,005
Time Warner, Inc.
    2.100%, 06/01/19.....................................    905     922,350
Total System Services, Inc.
    2.375%, 06/01/18.....................................  1,100   1,107,333
Travelers Cos., Inc. (The)
    3.900%, 11/01/20.....................................  1,000   1,095,066
Tyson Foods, Inc.
    2.650%, 08/15/19.....................................  1,050   1,078,997

DFA TARGETED CREDIT PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT^
                                                           (000)    VALUE+
                                                          ------- ----------
UNITED STATES -- (Continued)
Union Pacific Corp.
    1.800%, 02/01/20..................................... $  750  $  762,432
United Technologies Corp.
    4.500%, 04/15/20.....................................    800     894,388
UnitedHealth Group, Inc.
    2.300%, 12/15/19.....................................  1,000   1,031,483
    2.125%, 03/15/21.....................................  1,200   1,229,310
Unum Group
    7.125%, 09/30/16.....................................    486     490,594
    3.000%, 05/15/21.....................................  1,000   1,027,245
US Bancorp
    2.350%, 01/29/21.....................................  1,500   1,550,155
Valero Energy Corp.
    6.125%, 06/15/17.....................................    487     506,444
    6.125%, 02/01/20.....................................    500     565,652
Verizon Communications, Inc.
    3.450%, 03/15/21.....................................  2,000   2,147,490
Viacom, Inc.
    2.750%, 12/15/19.....................................  1,400   1,427,647
Walgreens Boots Alliance, Inc.
    2.700%, 11/18/19.....................................  1,000   1,035,928
    2.600%, 06/01/21.....................................  1,000   1,025,547
Walt Disney Co. (The)
    2.150%, 09/17/20.....................................  1,000   1,038,537
Wells Fargo & Co.
    2.150%, 01/30/20.....................................  1,000   1,020,637
    2.500%, 03/04/21.....................................  1,000   1,026,396
Western Gas Partners L.P.
    2.600%, 08/15/18.....................................    700     698,186
Western Union Co. (The)
    5.253%, 04/01/20.....................................  1,000   1,104,111
Wm Wrigley Jr Co.
##  2.900%, 10/21/19.....................................  1,000   1,038,074
Wyndham Worldwide Corp.
    2.500%, 03/01/18.....................................    750     757,734
Xcel Energy, Inc.
    2.400%, 03/15/21.....................................  1,000   1,028,611
Xerox Corp.
    2.950%, 03/15/17.....................................    800     804,218
Xilinx, Inc.
    3.000%, 03/15/21.....................................    989   1,029,313
Zimmer Biomet Holdings, Inc.
    2.700%, 04/01/20.....................................  2,000   2,042,936

                                                          FACE
                                                         AMOUNT^
                                                          (000)      VALUE+
                                                         -------- ------------
UNITED STATES -- (Continued)
Zoetis, Inc.
      1.875%, 02/01/18.................................. $  1,000 $  1,004,323
                                                                  ------------
TOTAL UNITED STATES.....................................           216,546,167
                                                                  ------------
TOTAL BONDS.............................................           314,970,226
                                                                  ------------
TOTAL INVESTMENT SECURITIES.............................           314,970,226
                                                                  ------------
                                                         SHARES
                                                         --------
SECURITIES LENDING COLLATERAL -- (0.9%)
(S)@  DFA Short Term Investment Fund....................  245,176    2,836,690
                                                                  ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $312,583,179)^^.................................          $317,806,916
                                                                  ============

DFA TARGETED CREDIT PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                          ------------------------------------------
                          LEVEL 1    LEVEL 2    LEVEL 3     TOTAL
                          ------- ------------  ------- ------------
Bonds
   Australia.............   --    $  6,066,046    --    $  6,066,046
   Belgium...............   --       2,831,624    --       2,831,624
   Canada................   --       8,040,680    --       8,040,680
   Denmark...............   --       4,942,014    --       4,942,014
   France................   --       9,596,271    --       9,596,271
   Germany...............   --       9,639,293    --       9,639,293
   Ireland...............   --       2,387,211    --       2,387,211
   Italy.................   --       2,372,683    --       2,372,683
   Japan.................   --      11,753,989    --      11,753,989
   Netherlands...........   --       7,794,927    --       7,794,927
   Norway................   --       1,050,295    --       1,050,295
   Spain.................   --       5,515,079    --       5,515,079
   Sweden................   --       2,103,569    --       2,103,569
   Switzerland...........   --       3,895,829    --       3,895,829
   United Kingdom........   --      20,434,549    --      20,434,549
   United States.........   --     216,546,167    --     216,546,167
Securities Lending
  Collateral.............   --       2,836,690    --       2,836,690
Forward Currency
  Contracts**............   --         (15,759)   --         (15,759)
                            --    ------------    --    ------------
TOTAL....................   --    $317,791,157    --    $317,791,157
                            ==    ============    ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                        DFA INVESTMENT GRADE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                            FACE
                                                           AMOUNT^
                                                            (000)     VALUE+
                                                           ------- ------------
BONDS -- (57.8%)

AUSTRALIA -- (1.7%)
Australia & New Zealand Banking Group, Ltd.
     1.450%, 05/15/18..................................... $ 1,020 $  1,022,836
     2.250%, 06/13/19.....................................   4,751    4,846,889
BHP Billiton Finance USA, Ltd.
     1.625%, 02/24/17.....................................   1,132    1,134,904
     3.250%, 11/21/21.....................................     971    1,042,122
Commonwealth Bank of Australia
     2.500%, 09/20/18.....................................   1,257    1,286,482
     2.250%, 03/13/19.....................................     529      540,074
     2.300%, 09/06/19.....................................   4,558    4,659,142
     5.000%, 03/19/20.....................................     793      883,954
     2.400%, 11/02/20.....................................  10,000   10,291,600
##   2.850%, 05/18/26.....................................   2,800    2,857,022
Macquarie Bank, Ltd.
###  3.900%, 01/15/26.....................................  25,000   26,699,775
Macquarie Group, Ltd.
##   3.000%, 12/03/18.....................................   5,013    5,144,155
National Australia Bank, Ltd.
     2.250%, 07/01/19.....................................   1,849    1,885,002
     3.000%, 01/20/23.....................................   6,474    6,782,026
Westpac Banking Corp.
     1.500%, 12/01/17.....................................   2,000    2,009,392
     2.250%, 07/30/18.....................................  10,000   10,186,690
     4.875%, 11/19/19.....................................  18,087   20,011,384
                                                                   ------------
TOTAL AUSTRALIA...........................................          101,283,449
                                                                   ------------
AUSTRIA -- (0.0%)
Oesterreichische Kontrollbank AG
     1.125%, 05/29/18.....................................   1,964    1,969,411
                                                                   ------------
BELGIUM -- (0.4%)
Anheuser-Busch Cos., LLC
     5.050%, 10/15/16.....................................     204      205,766
Anheuser-Busch InBev Finance, Inc.
     2.650%, 02/01/21.....................................   5,000    5,181,540
     2.625%, 01/17/23.....................................   5,029    5,144,863
Anheuser-Busch InBev Worldwide, Inc.
     1.375%, 07/15/17.....................................   2,057    2,063,128
     5.375%, 01/15/20.....................................     317      358,187
     4.375%, 02/15/21.....................................   2,590    2,895,902
     2.500%, 07/15/22.....................................   5,180    5,309,366
                                                                   ------------
TOTAL BELGIUM.............................................           21,158,752
                                                                   ------------
CANADA -- (2.6%)
Alberta, Province of Canada
###  1.750%, 08/26/20.....................................  10,000   10,170,870

                                                           FACE
                                                          AMOUNT^
                                                           (000)    VALUE+
                                                          ------- -----------
CANADA -- (Continued)
Bank of Montreal
    2.375%, 01/25/19..................................... $    32 $    32,809
Bank of Nova Scotia (The)
    2.050%, 10/30/18.....................................  10,000  10,153,620
    2.050%, 10/30/18.....................................   2,400   2,436,538
    2.050%, 06/05/19.....................................   1,512   1,536,838
    4.375%, 01/13/21.....................................   3,237   3,581,818
British Columbia, Province of Canada
    1.200%, 04/25/17.....................................     982     985,604
    6.500%, 01/15/26.....................................   8,011  10,972,010
Canada Government International Bond
    0.875%, 02/14/17.....................................     980     981,274
Canadian Pacific Railway Co.
    2.900%, 02/01/25.....................................   3,059   3,143,903
    3.700%, 02/01/26.....................................   3,885   4,205,757
Enbridge, Inc.
    4.000%, 10/01/23.....................................   2,932   2,941,931
    3.500%, 06/10/24.....................................   1,295   1,244,461
Export Development Canada
    1.250%, 10/26/16.....................................   1,080   1,081,706
Goldcorp, Inc.
    3.625%, 06/09/21.....................................   4,021   4,211,539
Manitoba, Province of Canada
    2.050%, 11/30/20.....................................  11,300  11,609,609
Ontario, Province of Canada
    1.200%, 02/14/18.....................................   6,205   6,228,263
    1.650%, 09/27/19.....................................     529     536,282
#   2.450%, 06/29/22.....................................   1,101   1,150,641
Petro-Canada
    6.050%, 05/15/18.....................................     589     634,344
Potash Corp. of Saskatchewan, Inc.
    3.250%, 12/01/17.....................................     169     173,209
Quebec, Province of Canada
    2.625%, 02/13/23.....................................   4,532   4,765,992
Rogers Communications, Inc.
    3.000%, 03/15/23.....................................   1,786   1,870,083
#   4.100%, 10/01/23.....................................   1,263   1,420,641
Royal Bank of Canada
    2.200%, 07/27/18.....................................   1,742   1,773,244
    2.350%, 10/30/20.....................................   5,000   5,167,240
Suncor Energy, Inc.
#   3.600%, 12/01/24.....................................   7,493   7,869,156
Thomson Reuters Corp.
    1.300%, 02/23/17.....................................     796     796,579
    4.300%, 11/23/23.....................................   5,180   5,698,787
#   3.850%, 09/29/24.....................................     670     722,257
Toronto-Dominion Bank (The)
    1.400%, 04/30/18.....................................   1,760   1,768,173
    2.625%, 09/10/18.....................................  12,260  12,613,517
    2.125%, 07/02/19.....................................   3,703   3,783,588

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED


                                                            FACE
                                                           AMOUNT^
                                                            (000)     VALUE+
                                                           ------- ------------
CANADA -- (Continued)
     2.125%, 04/07/21..................................... $20,000 $ 20,361,420
TransCanada PipeLines, Ltd.
     3.800%, 10/01/20.....................................   1,295    1,388,301
     2.500%, 08/01/22.....................................   3,310    3,316,713
                                                                   ------------
TOTAL CANADA..............................................          151,328,717
                                                                   ------------
DENMARK -- (0.3%)
Danske Bank A.S.
##   2.750%, 09/17/20.....................................   1,058    1,101,870
###  2.800%, 03/10/21.....................................  12,600   13,153,556
Kommunekredit
     1.125%, 03/15/18.....................................     982      985,363
Nordea Bank AB
     1.625%, 05/15/18.....................................     227      228,279
     2.375%, 04/04/19.....................................   1,775    1,818,418
                                                                   ------------
TOTAL DENMARK.............................................           17,287,486
                                                                   ------------
FINLAND -- (0.0%)
Municipality Finance P.L.C.
     1.125%, 04/17/18.....................................   2,456    2,462,125
                                                                   ------------
FRANCE -- (1.3%)
Airgas, Inc.
     3.050%, 08/01/20.....................................     772      803,088
BNP Paribas SA
     1.250%, 12/12/16.....................................   1,964    1,966,127
     2.375%, 09/14/17.....................................     346      350,302
     2.450%, 03/17/19.....................................   8,164    8,363,830
     3.250%, 03/03/23.....................................   1,942    2,040,657
BPCE SA
     2.500%, 07/15/19.....................................     476      487,099
#    2.250%, 01/27/20.....................................   2,166    2,202,042
     2.650%, 02/03/21.....................................   4,500    4,632,759
#    4.000%, 04/15/24.....................................   7,769    8,521,210
Credit Agricole SA
##   2.750%, 06/10/20.....................................   5,500    5,680,043
#    3.875%, 04/15/24.....................................   8,591    9,397,317
Electricite de France SA
##   3.625%, 10/13/25.....................................   2,500    2,611,348
Pernod Ricard SA
##   4.450%, 01/15/22.....................................   6,474    7,160,263
Sanofi
     1.250%, 04/10/18.....................................   1,022    1,027,633
     4.000%, 03/29/21.....................................   1,263    1,401,784
Societe Generale SA
     2.750%, 10/12/17.....................................     786      798,018
##   2.500%, 04/08/21.....................................   2,825    2,901,984
Total Capital International SA
     2.125%, 01/10/19.....................................   1,073    1,097,149
     2.100%, 06/19/19.....................................   3,252    3,339,986

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
FRANCE -- (Continued)
     3.750%, 04/10/24...................................... $ 9,712 $10,690,222
                                                                    -----------
TOTAL FRANCE...............................................          75,472,861
                                                                    -----------
GERMANY -- (1.4%)
Bayer U.S. Finance LLC
##   2.375%, 10/08/19......................................  13,364  13,653,972
##   3.375%, 10/08/24......................................  12,544  13,107,188
BMW US Capital LLC
##   2.800%, 04/11/26......................................   6,294   6,543,784
Daimler Finance North America LLC
##   3.250%, 08/01/24......................................   2,072   2,190,810
Deutsche Bank AG
     6.000%, 09/01/17......................................   1,184   1,230,761
     2.500%, 02/13/19......................................  12,945  12,914,320
     2.500%, 02/13/19......................................   1,058   1,055,355
     2.950%, 08/20/20......................................     138     137,184
     3.125%, 01/13/21......................................   2,000   1,989,634
     3.700%, 05/30/24......................................   9,754   9,508,677
Deutsche Telekom International Finance BV
     6.000%, 07/08/19......................................     798     903,060
EMD Finance LLC
##   2.950%, 03/19/22......................................   5,180   5,344,760
FMS Wertmanagement AoeR
     1.000%, 11/21/17......................................   2,456   2,460,688
KFW
     4.875%, 01/17/17......................................     491     500,415
     1.250%, 02/15/17......................................   1,375   1,378,652
     0.875%, 09/05/17......................................     491     491,559
     1.875%, 04/01/19......................................     741     759,310
Landwirtschaftliche Rentenbank
     0.875%, 09/12/17......................................   1,238   1,239,154
NRW Bank
     1.875%, 07/01/19......................................   2,116   2,150,470
Siemens Financieringsmaatschappij NV
##   6.125%, 08/17/26......................................   3,821   5,133,544
Volkswagen Group of America Finance LLC
##   2.125%, 05/23/19......................................     879     885,612
###  2.400%, 05/22/20......................................     699     705,970
                                                                    -----------
TOTAL GERMANY..............................................          84,284,879
                                                                    -----------
IRELAND -- (0.9%)
Actavis Funding SCS
     3.000%, 03/12/20......................................   6,050   6,296,150
#    3.450%, 03/15/22......................................  13,031  13,712,143
Actavis, Inc.
     1.875%, 10/01/17......................................   1,752   1,761,697
     3.250%, 10/01/22......................................   7,650   7,985,407

DFA INTERNATIONAL GRADE PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT^
                                                           (000)     VALUE+
                                                          ------- ------------
IRELAND -- (Continued)
Eaton Corp.
    2.750%, 11/02/22..................................... $ 1,619 $  1,673,350
Medtronic, Inc.
    3.125%, 03/15/22.....................................   3,156    3,373,029
    3.625%, 03/15/24.....................................     388      428,595
    3.500%, 03/15/25.....................................   2,000    2,190,960
Perrigo Finance P.L.C.
    3.500%, 12/15/21.....................................   7,392    7,713,101
    3.900%, 12/15/24.....................................   3,885    4,028,830
Perrigo Finance Unlimited Co.
    3.500%, 03/15/21.....................................   2,000    2,074,298
                                                                  ------------
TOTAL IRELAND............................................           51,237,560
                                                                  ------------
ITALY -- (0.1%)
Intesa Sanpaolo SpA
    3.875%, 01/16/18.....................................     213      218,001
    5.250%, 01/12/24.....................................   7,664    8,400,465
                                                                  ------------
TOTAL ITALY..............................................            8,618,466
                                                                  ------------
JAPAN -- (1.8%)
American Honda Finance Corp.
    1.550%, 12/11/17.....................................   2,000    2,016,502
#   2.125%, 10/10/18.....................................   3,016    3,090,375
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
##  2.350%, 09/08/19.....................................   1,557    1,584,926
    3.250%, 09/08/24.....................................   3,237    3,414,381
Beam Suntory, Inc.
    1.750%, 06/15/18.....................................   1,964    1,971,632
    3.250%, 06/15/23.....................................   4,030    4,225,822
Japan Bank for International Cooperation
    1.750%, 07/31/18.....................................     491      495,697
Japan Finance Organization for Municipalities
    2.500%, 09/12/18.....................................     814      830,852
    2.125%, 03/06/19.....................................     528      535,856
Mizuho Bank, Ltd.
##  2.150%, 10/20/18.....................................   5,000    5,064,650
##  2.450%, 04/16/19.....................................   2,323    2,363,771
Mizuho Financial Group, Inc.
##  2.632%, 04/12/21.....................................   8,200    8,418,202
MUFG Americas Holdings Corp.
    3.500%, 06/18/22.....................................   5,536    5,851,696
MUFG Union Bank NA
    2.625%, 09/26/18.....................................   4,418    4,509,232
Nippon Telegraph & Telephone Corp.
    1.400%, 07/18/17.....................................     140      140,229
Nissan Motor Acceptance Corp.
##  2.125%, 03/03/20.....................................   1,700    1,721,661

                                                           FACE
                                                          AMOUNT^
                                                           (000)     VALUE+
                                                          ------- ------------
JAPAN -- (Continued)
##  2.550%, 03/08/21..................................... $ 8,000 $  8,254,488
Nomura Holdings, Inc.
    2.000%, 09/13/16.....................................     513      513,725
    2.750%, 03/19/19.....................................   2,116    2,170,618
    6.700%, 03/04/20.....................................   4,610    5,331,889
Sumitomo Mitsui Banking Corp.
    2.450%, 01/10/19.....................................   2,611    2,666,332
    3.950%, 07/19/23.....................................   5,931    6,510,210
Sumitomo Mitsui Financial Group, Inc.
    2.934%, 03/09/21.....................................   2,000    2,084,460
    2.058%, 07/14/21.....................................   5,000    4,997,945
    3.784%, 03/09/26.....................................   5,000    5,474,715
Toyota Motor Credit Corp.
    2.100%, 01/17/19.....................................   2,902    2,967,542
    2.125%, 07/18/19.....................................   1,900    1,950,308
    3.300%, 01/12/22.....................................   6,581    7,111,277
    2.625%, 01/10/23.....................................   6,474    6,796,846
                                                                  ------------
TOTAL JAPAN..............................................          103,065,839
                                                                  ------------
NETHERLANDS -- (1.3%)
Ahold Finance USA LLC
    6.875%, 05/01/29.....................................     712      938,150
Bank Nederlandse Gemeenten NV
    1.375%, 09/27/17.....................................   1,376    1,383,470
##  1.000%, 02/12/18.....................................   2,500    2,502,108
    1.375%, 03/19/18.....................................   2,456    2,472,210
    2.500%, 01/23/23.....................................   6,474    6,843,898
Cooperatieve Rabobank UA
    2.250%, 01/14/19.....................................   4,608    4,700,681
    3.875%, 02/08/22.....................................  13,244   14,476,301
Heineken NV
##  2.750%, 04/01/23.....................................   2,245    2,327,385
Koninklijke Philips Electronics NV
    3.750%, 03/15/22.....................................   1,503    1,624,554
LyondellBasell Industries NV
    5.000%, 04/15/19.....................................     899      974,096
    5.750%, 04/15/24.....................................   5,827    7,009,170
Mylan, Inc.
#   2.550%, 03/28/19.....................................   1,415    1,442,169
    4.200%, 11/29/23.....................................   4,532    4,795,237
Nederlandse Waterschapsbank NV
    1.875%, 03/13/19.....................................   6,348    6,478,997
Shell International Finance BV
    2.000%, 11/15/18.....................................   2,447    2,490,738
    4.300%, 09/22/19.....................................     529      576,354
    2.250%, 11/10/20.....................................   5,100    5,261,267
    3.400%, 08/12/23.....................................  10,682   11,523,998
                                                                  ------------
TOTAL NETHERLANDS........................................           77,820,783
                                                                  ------------

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT^
                                                           (000)    VALUE+
                                                          ------- -----------
NORWAY -- (0.4%)
Kommunalbanken A.S.
    1.000%, 09/26/17..................................... $  392  $   392,434
    1.000%, 03/15/18.....................................  2,946    2,948,557
    1.750%, 05/28/19.....................................  2,116    2,151,782
Statoil ASA
    1.200%, 01/17/18.....................................    231      231,238
    1.150%, 05/15/18.....................................  1,382    1,380,198
    1.950%, 11/08/18.....................................    982      997,432
    2.450%, 01/17/23.....................................  8,794    8,969,203
    2.650%, 01/15/24.....................................  7,031    7,211,992
                                                                  -----------
TOTAL NORWAY.............................................          24,282,836
                                                                  -----------
SPAIN -- (0.4%)
Iberdrola Finance Ireland, Ltd.
##  5.000%, 09/11/19.....................................    788      869,017
Santander Holdings USA, Inc.
    4.500%, 07/17/25.....................................  1,046    1,094,062
Santander UK P.L.C.
    2.500%, 03/14/19.....................................  1,375    1,397,501
    2.375%, 03/16/20.....................................    334      337,152
#   4.000%, 03/13/24.....................................  7,891    8,597,166
Telefonica Emisiones SAU
    5.462%, 02/16/21.....................................  2,876    3,305,798
#   4.570%, 04/27/23.....................................  7,532    8,491,117
                                                                  -----------
TOTAL SPAIN..............................................          24,091,813
                                                                  -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (0.4%)
African Development Bank
    1.125%, 03/15/17.....................................    688      689,437
Asian Development Bank
    1.125%, 03/15/17.....................................    491      492,105
    1.750%, 09/11/18.....................................    877      893,540
    1.875%, 04/12/19.....................................  2,116    2,167,730
European Investment Bank
    4.875%, 01/17/17.....................................    491      500,204
    1.625%, 06/15/17.....................................    393      395,836
    1.125%, 09/15/17.....................................    295      296,051
    1.875%, 03/15/19.....................................    529      541,611
    3.250%, 01/29/24.....................................  3,237    3,639,019
Inter-American Development Bank
    1.125%, 03/15/17.....................................     81       81,342
    0.875%, 03/15/18.....................................    982      984,060
    7.000%, 06/15/25.....................................  3,885    5,426,840
    6.750%, 07/15/27.....................................  1,942    2,779,206
International Bank for Reconstruction & Development
    1.000%, 09/15/16.....................................    196      196,163
    0.875%, 04/17/17.....................................  1,046    1,047,375
International Finance Corp.
    0.875%, 06/15/18.....................................    295      295,221

                                                           FACE
                                                          AMOUNT^
                                                           (000)    VALUE+
                                                          ------- -----------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
Nordic Investment Bank
    0.750%, 01/17/18..................................... $ 1,080 $ 1,079,935
    1.875%, 06/14/19.....................................     529     542,873
                                                                  -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.............          22,048,548
                                                                  -----------
SWEDEN -- (0.2%)
Kommuninvest I Sverige AB
    1.000%, 10/24/17.....................................   2,438   2,440,987
    2.000%, 11/12/19.....................................     529     543,184
Svensk Exportkredit AB
    1.875%, 06/17/19.....................................   1,164   1,187,971
Svenska Handelsbanken AB
    2.500%, 01/25/19.....................................   3,273   3,365,734
    2.250%, 06/17/19.....................................   1,058   1,082,484
                                                                  -----------
TOTAL SWEDEN.............................................           8,620,360
                                                                  -----------
SWITZERLAND -- (0.9%)
ABB Finance USA, Inc.
    1.625%, 05/08/17.....................................     260     261,231
    2.875%, 05/08/22.....................................   5,429   5,694,826
Chubb INA Holdings, Inc.
    2.700%, 03/13/23.....................................   5,180   5,356,053
Chubb INA Holdings, Inc.
    2.875%, 11/03/22.....................................   2,040   2,151,920
    3.350%, 05/15/24.....................................   5,180   5,599,994
Credit Suisse AG New York
    2.300%, 05/28/19.....................................   2,618   2,653,940
    5.300%, 08/13/19.....................................     370     407,689
Credit Suisse New York
    1.700%, 04/27/18.....................................   2,200   2,198,031
    3.000%, 10/29/21.....................................   3,011   3,099,427
    3.625%, 09/09/24.....................................  12,896  13,429,765
Novartis Capital Corp.
    3.400%, 05/06/24.....................................   6,151   6,776,840
UBS AG
    2.375%, 08/14/19.....................................   1,638   1,676,247
UBS Group Funding Jersey, Ltd.
##  4.125%, 09/24/25.....................................   1,000   1,055,962
                                                                  -----------
TOTAL SWITZERLAND........................................          50,361,925
                                                                  -----------
UNITED KINGDOM -- (2.3%)
Aon Corp.
    5.000%, 09/30/20.....................................     819     915,671
Aon P.L.C.
    4.000%, 11/27/23.....................................   4,047   4,381,096
    3.500%, 06/14/24.....................................   6,254   6,528,019
AstraZeneca P.L.C.
    2.375%, 11/16/20.....................................   8,380   8,612,109
Barclays P.L.C.
    2.750%, 11/08/19.....................................   6,126   6,166,389

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT^
                                                           (000)    VALUE+
                                                          ------- -----------
UNITED KINGDOM -- (Continued)
    3.650%, 03/16/25..................................... $ 9,330 $ 9,199,072
    4.375%, 01/12/26.....................................   2,000   2,070,920
Baxalta, Inc.
    2.875%, 06/23/20.....................................     476     482,579
BP Capital Markets P.L.C.
    2.248%, 11/01/16.....................................     894     896,909
    1.846%, 05/05/17.....................................     343     344,782
    4.750%, 03/10/19.....................................     106     115,200
    2.315%, 02/13/20.....................................   2,691   2,759,362
    2.500%, 11/06/22.....................................   2,266   2,287,198
    3.535%, 11/04/24.....................................   2,266   2,410,419
British Telecommunications P.L.C.
    1.250%, 02/14/17.....................................     373     373,110
    2.350%, 02/14/19.....................................  11,040  11,303,172
Diageo Capital P.L.C.
    1.500%, 05/11/17.....................................   1,010   1,014,161
Diageo Investment Corp.
    2.875%, 05/11/22.....................................   1,133   1,193,581
GlaxoSmithKline Capital P.L.C.
    1.500%, 05/08/17.....................................   1,951   1,959,733
GlaxoSmithKline Capital, Inc.
    2.800%, 03/18/23.....................................   6,766   7,166,107
HSBC Holdings P.L.C.
    3.400%, 03/08/21.....................................   7,000   7,260,470
    4.000%, 03/30/22.....................................   5,068   5,404,875
HSBC USA, Inc.
    1.625%, 01/16/18.....................................   6,077   6,076,240
    2.375%, 11/13/19.....................................     317     321,458
    2.350%, 03/05/20.....................................   1,058   1,067,315
    3.500%, 06/23/24.....................................  12,740  13,225,101
Imperial Brands Finance P.L.C.
##  2.950%, 07/21/20.....................................     423     438,387
Lloyds Bank P.L.C.
    4.200%, 03/28/17.....................................   1,071   1,094,423
    1.750%, 03/16/18.....................................   1,058   1,057,126
    3.500%, 05/14/25.....................................   3,237   3,430,268
Nationwide Building Society
##  3.900%, 07/21/25.....................................   2,000   2,164,788
Network Rail Infrastructure Finance P.L.C.
    1.250%, 08/31/16.....................................     452     452,181
Rio Tinto Finance USA P.L.C.
    2.875%, 08/21/22.....................................   3,135   3,261,174
Rolls-Royce P.L.C.
##  3.625%, 10/14/25.....................................   5,000   5,339,890
Unilever Capital Corp.
    2.200%, 03/06/19.....................................     138     141,835
    4.250%, 02/10/21.....................................   3,000   3,367,332
Vodafone Group P.L.C.
    5.450%, 06/10/19.....................................     158     174,800
    4.375%, 03/16/21.....................................   2,913   3,220,231

                                                           FACE
                                                          AMOUNT^
                                                           (000)     VALUE+
                                                          ------- ------------
UNITED KINGDOM -- (Continued)
    2.500%, 09/26/22..................................... $ 9,769 $  9,866,514
                                                                  ------------
TOTAL UNITED KINGDOM.....................................          137,543,997
                                                                  ------------
UNITED STATES -- (41.4%)
21st Century Fox America, Inc.
    6.900%, 03/01/19.....................................   4,075    4,620,753
    3.700%, 09/15/24.....................................  14,532   15,864,875
Abbott Laboratories
    2.000%, 03/15/20.....................................   8,296    8,451,044
    2.550%, 03/15/22.....................................     631      646,962
    2.950%, 03/15/25.....................................  12,615   13,079,976
AbbVie, Inc.
    2.500%, 05/14/20.....................................  15,532   15,946,021
    2.900%, 11/06/22.....................................   2,833    2,930,920
Adobe Systems, Inc.
    3.250%, 02/01/25.....................................   1,942    2,063,255
Advance Auto Parts, Inc.
    4.500%, 01/15/22.....................................   2,590    2,791,191
    4.500%, 12/01/23.....................................   1,200    1,303,568
Aetna, Inc.
    2.200%, 03/15/19.....................................   1,203    1,226,535
    2.750%, 11/15/22.....................................   8,417    8,619,362
    3.500%, 11/15/24.....................................   5,422    5,797,978
Affiliated Managers Group, Inc.
#   3.500%, 08/01/25.....................................   2,590    2,605,462
Aflac, Inc.
    2.650%, 02/15/17.....................................   2,079    2,095,472
    2.400%, 03/16/20.....................................   1,500    1,549,974
    3.625%, 06/15/23.....................................   3,885    4,201,223
    3.250%, 03/17/25.....................................  11,136   11,699,715
Agilent Technologies, Inc.
    6.500%, 11/01/17.....................................     208      217,427
    5.000%, 07/15/20.....................................     339      379,130
Air Products & Chemicals, Inc.
    2.000%, 08/02/16.....................................   1,262    1,262,000
    2.750%, 02/03/23.....................................     987    1,036,061
Alabama Power Co.
    2.800%, 04/01/25.....................................   2,590    2,720,316
Albemarle Corp.
    4.150%, 12/01/24.....................................   2,451    2,662,413
Allstate Corp. (The)
    3.150%, 06/15/23.....................................   5,132    5,481,977
Altera Corp.
    2.500%, 11/15/18.....................................   2,832    2,930,013
    4.100%, 11/15/23.....................................   1,509    1,722,551
Altria Group, Inc.
    2.625%, 01/14/20.....................................   5,000    5,216,525
    4.750%, 05/05/21.....................................   3,710    4,255,422
    2.850%, 08/09/22.....................................   5,000    5,273,160
Amazon.com, Inc.
    2.600%, 12/05/19.....................................   1,385    1,447,534

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT^
                                                           (000)    VALUE+
                                                          ------- -----------
UNITED STATES -- (Continued)
    3.800%, 12/05/24..................................... $ 4,921 $ 5,543,989
Ameren Corp.
    2.700%, 11/15/20.....................................   1,000   1,040,273
American Express Co.
    7.000%, 03/19/18.....................................   2,000   2,180,700
    2.650%, 12/02/22.....................................   1,097   1,122,694
American Express Credit Corp.
    2.800%, 09/19/16.....................................   1,211   1,214,295
    2.250%, 08/15/19.....................................     635     650,580
American International Group, Inc.
    2.300%, 07/16/19.....................................   1,176   1,202,465
#   3.300%, 03/01/21.....................................   1,500   1,573,494
    4.875%, 06/01/22.....................................   1,942   2,178,938
    4.125%, 02/15/24.....................................   8,687   9,347,733
American Water Capital Corp.
    3.850%, 03/01/24.....................................   2,140   2,386,689
Ameriprise Financial, Inc.
    5.300%, 03/15/20.....................................     529     591,463
    4.000%, 10/15/23.....................................   1,765   1,941,717
AmerisourceBergen Corp.
    3.400%, 05/15/24.....................................   1,237   1,319,064
Amgen, Inc.
    2.200%, 05/22/19.....................................   1,375   1,413,449
    4.100%, 06/15/21.....................................   7,075   7,826,591
    3.625%, 05/22/24.....................................   6,474   7,046,535
#   3.125%, 05/01/25.....................................   3,237   3,425,827
Amphenol Corp.
    2.550%, 01/30/19.....................................      54      54,886
Anthem, Inc.
    5.875%, 06/15/17.....................................     161     167,335
    2.250%, 08/15/19.....................................     529     538,998
    4.350%, 08/15/20.....................................   1,100   1,203,577
    3.125%, 05/15/22.....................................   3,172   3,310,670
    3.500%, 08/15/24.....................................   2,739   2,886,736
Apache Corp.
    3.250%, 04/15/22.....................................   8,237   8,343,364
    2.625%, 01/15/23.....................................   1,599   1,576,138
Apple, Inc.
    1.000%, 05/03/18.....................................      82      82,156
    2.100%, 05/06/19.....................................   4,761   4,890,613
    2.000%, 05/06/20.....................................     352     361,220
    2.250%, 02/23/21.....................................   5,000   5,169,950
    2.400%, 05/03/23.....................................   7,769   7,979,221
    3.450%, 05/06/24.....................................  19,686  21,427,778
    2.500%, 02/09/25.....................................   3,237   3,288,226
Applied Materials, Inc.
    4.300%, 06/15/21.....................................     647     721,353
Arizona Public Service Co.
#   8.750%, 03/01/19.....................................     212     249,728
    3.150%, 05/15/25.....................................   6,151   6,590,655

                                                           FACE
                                                          AMOUNT^
                                                           (000)    VALUE+
                                                          ------- -----------
UNITED STATES -- (Continued)
Associated Banc-Corp
    2.750%, 11/15/19..................................... $    53 $    53,561
Assurant, Inc.
    2.500%, 03/15/18.....................................     982     994,704
    4.000%, 03/15/23.....................................   6,474   6,670,298
AT&T, Inc.
    2.400%, 08/15/16.....................................     638     638,316
    1.600%, 02/15/17.....................................     491     492,352
    5.500%, 02/01/18.....................................     698     741,427
    5.800%, 02/15/19.....................................     444     491,256
    2.300%, 03/11/19.....................................  11,000  11,243,034
    3.000%, 02/15/22.....................................   6,399   6,656,541
    3.800%, 03/15/22.....................................   5,115   5,516,937
    3.950%, 01/15/25.....................................  10,000  10,798,110
    3.400%, 05/15/25.....................................   7,130   7,383,807
Autodesk, Inc.
    1.950%, 12/15/17.....................................     421     422,341
    3.125%, 06/15/20.....................................   2,698   2,783,448
    3.600%, 12/15/22.....................................   1,755   1,803,578
AutoZone, Inc.
    2.875%, 01/15/23.....................................  12,128  12,397,605
    3.125%, 07/15/23.....................................   1,285   1,332,960
Avnet, Inc.
    4.625%, 04/15/26.....................................   1,600   1,667,021
Baker Hughes, Inc.
    3.200%, 08/15/21.....................................     185     194,106
Baltimore Gas & Electric Co.
    2.800%, 08/15/22.....................................   3,256   3,408,179
Bank of America Corp.
    2.000%, 01/11/18.....................................     570     573,815
    2.650%, 04/01/19.....................................     635     651,213
    5.625%, 07/01/20.....................................   5,000   5,672,045
    3.300%, 01/11/23.....................................   4,532   4,724,420
    4.000%, 04/01/24.....................................  11,457  12,361,702
Bank of New York Mellon Corp. (The)
    5.450%, 05/15/19.....................................     391     434,206
    2.150%, 02/24/20.....................................   6,282   6,437,134
    3.650%, 02/04/24.....................................  10,647  11,781,470
    3.000%, 02/24/25.....................................   2,590   2,752,401
BB&T Corp.
    2.150%, 03/22/17.....................................     565     568,582
    1.450%, 01/12/18.....................................     194     194,767
    2.450%, 01/15/20.....................................   1,572   1,620,754
    2.050%, 05/10/21.....................................   1,000   1,017,008
Becton Dickinson and Co.
    1.750%, 11/08/16.....................................     250     250,569
    3.734%, 12/15/24.....................................   2,502   2,722,904
Bemis Co., Inc.
    4.500%, 10/15/21.....................................     647     711,996

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT^
                                                           (000)    VALUE+
                                                          ------- -----------
UNITED STATES -- (Continued)
Berkshire Hathaway Energy Co.
    2.400%, 02/01/20..................................... $   570 $   586,513
Berkshire Hathaway Finance Corp.
    1.600%, 05/15/17.....................................      30      30,174
    1.300%, 05/15/18.....................................     157     157,720
    3.000%, 05/15/22.....................................   3,237   3,440,601
Berkshire Hathaway, Inc.
    1.550%, 02/09/18.....................................  10,000  10,094,790
    2.100%, 08/14/19.....................................   2,909   2,992,625
#   2.200%, 03/15/21.....................................   5,000   5,176,365
#   3.750%, 08/15/21.....................................   2,590   2,856,133
    3.400%, 01/31/22.....................................   3,237   3,518,901
    3.000%, 02/11/23.....................................   4,532   4,816,560
Biogen, Inc.
    2.900%, 09/15/20.....................................  21,780  22,791,398
    3.625%, 09/15/22.....................................   1,693   1,817,884
BlackRock, Inc.
    5.000%, 12/10/19.....................................     407     455,038
    4.250%, 05/24/21.....................................   2,000   2,236,902
Boeing Capital Corp.
    2.900%, 08/15/18.....................................     750     778,505
Boeing Co. (The)
    8.750%, 08/15/21.....................................     988   1,317,154
    2.500%, 03/01/25.....................................   6,474   6,722,207
Boston Scientific Corp.
    6.000%, 01/15/20.....................................   1,878   2,136,751
    2.850%, 05/15/20.....................................     269     278,291
    4.125%, 10/01/23.....................................   1,489   1,609,054
Branch Banking & Trust Co.
    2.300%, 10/15/18.....................................   1,473   1,507,512
Bristol-Myers Squibb Co.
    1.750%, 03/01/19.....................................     846     861,220
    2.000%, 08/01/22.....................................   7,643   7,814,784
Brown & Brown, Inc.
    4.200%, 09/15/24.....................................   4,714   4,839,369
Brown-Forman Corp.
    1.000%, 01/15/18.....................................     680     679,804
    2.250%, 01/15/23.....................................     486     492,599
Buckeye Partners L.P.
    2.650%, 11/15/18.....................................     359     363,209
    4.150%, 07/01/23.....................................   1,942   1,978,145
Burlington Northern Santa Fe LLC
    4.700%, 10/01/19.....................................     416     460,390
    3.000%, 04/01/25.....................................   4,329   4,612,437
    7.000%, 12/15/25.....................................     868   1,191,857
Campbell Soup Co.
    4.250%, 04/15/21.....................................   1,036   1,143,707
    2.500%, 08/02/22.....................................   2,252   2,330,212
    3.300%, 03/19/25.....................................   4,092   4,314,085
Capital One Bank USA NA
    2.300%, 06/05/19.....................................     529     537,149

                                                           FACE
                                                          AMOUNT^
                                                           (000)    VALUE+
                                                          ------- -----------
UNITED STATES -- (Continued)
Capital One Financial Corp.
    2.450%, 04/24/19..................................... $ 1,406 $ 1,437,539
    4.750%, 07/15/21.....................................   4,144   4,627,373
    3.750%, 04/24/24.....................................   3,561   3,770,668
Cardinal Health, Inc.
    1.700%, 03/15/18.....................................   1,155   1,162,596
    4.625%, 12/15/20.....................................     647     725,527
    3.200%, 06/15/22.....................................   3,885   4,117,249
Caterpillar Financial Services Corp.
    1.000%, 11/25/16.....................................     295     295,257
    1.300%, 03/01/18.....................................   5,000   5,019,995
    2.450%, 09/06/18.....................................     749     770,389
Caterpillar, Inc.
    2.600%, 06/26/22.....................................   3,561   3,711,217
    3.400%, 05/15/24.....................................   1,844   2,003,076
CBS Corp.
    1.950%, 07/01/17.....................................     853     858,764
    2.300%, 08/15/19.....................................   1,669   1,699,187
    5.750%, 04/15/20.....................................     159     181,392
    3.375%, 03/01/22.....................................   3,503   3,697,424
    3.500%, 01/15/25.....................................   2,392   2,491,129
    2.900%, 01/15/27.....................................  13,400  13,140,482
    7.875%, 07/30/30.....................................   1,150   1,641,832
Celgene Corp.
    2.250%, 05/15/19.....................................     317     323,538
    4.000%, 08/15/23.....................................   8,333   9,012,856
    3.625%, 05/15/24.....................................   3,237   3,439,526
CenterPoint Energy Resources Corp.
    6.125%, 11/01/17.....................................      54      56,904
    4.500%, 01/15/21.....................................   1,942   2,102,815
CF Industries, Inc.
    6.875%, 05/01/18.....................................   1,253   1,357,852
#   3.450%, 06/01/23.....................................   5,995   6,049,662
Charles Schwab Corp. (The)
    2.200%, 07/25/18.....................................     511     520,006
    3.000%, 03/10/25.....................................   8,611   9,011,610
Chevron Corp.
    1.718%, 06/24/18.....................................  23,141  23,444,402
    2.355%, 12/05/22.....................................   6,474   6,605,739
#   3.191%, 06/24/23.....................................  15,950  16,949,124
Cigna Corp.
    4.000%, 02/15/22.....................................   4,127   4,450,916
Cisco Systems, Inc.
    1.400%, 02/28/18.....................................   4,800   4,837,200
    2.125%, 03/01/19.....................................   2,856   2,934,060
    2.450%, 06/15/20.....................................     212     221,614
    3.625%, 03/04/24.....................................   1,942   2,171,519
Citigroup, Inc.
    2.500%, 09/26/18.....................................   1,217   1,240,958
    2.550%, 04/08/19.....................................   1,058   1,083,480

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT^
                                                           (000)    VALUE+
                                                          ------- -----------
UNITED STATES -- (Continued)
    4.500%, 01/14/22..................................... $ 1,489 $ 1,646,495
    3.875%, 10/25/23.....................................     470     507,869
    3.750%, 06/16/24.....................................   2,590   2,762,494
    3.300%, 04/27/25.....................................   7,769   8,043,999
Citizens Bank NA
    2.450%, 12/04/19.....................................     442     450,326
Clorox Co. (The)
    3.500%, 12/15/24.....................................   3,237   3,495,840
CME Group, Inc.
    3.000%, 03/15/25.....................................   2,866   3,060,624
CMS Energy Corp.
    3.875%, 03/01/24.....................................   1,745   1,919,104
    3.600%, 11/15/25.....................................   3,200   3,438,026
CNA Financial Corp.
    7.350%, 11/15/19.....................................     842     968,305
    5.750%, 08/15/21.....................................   5,233   6,061,237
    4.500%, 03/01/26.....................................   6,532   7,083,725
Coach, Inc.
    4.250%, 04/01/25.....................................     981   1,030,709
Coca-Cola Co. (The)
    1.150%, 04/01/18.....................................   1,372   1,378,141
    1.875%, 10/27/20.....................................  20,000  20,508,120
    3.300%, 09/01/21.....................................   1,716   1,875,274
    3.200%, 11/01/23.....................................  14,789  16,109,170
Colgate-Palmolive Co.
    1.750%, 03/15/19.....................................     185     188,745
    1.950%, 02/01/23.....................................   1,942   1,987,905
Comcast Cable Communications Holdings, Inc.
    9.455%, 11/15/22.....................................   2,991   4,258,212
Comcast Corp.
    6.500%, 01/15/17.....................................   1,340   1,374,138
    6.300%, 11/15/17.....................................     393     419,833
    5.700%, 05/15/18.....................................     688     745,129
    3.600%, 03/01/24.....................................   4,375   4,844,875
    3.375%, 08/15/25.....................................   2,266   2,465,308
Comerica, Inc.
    2.125%, 05/23/19.....................................   1,243   1,257,700
Computer Sciences Corp.
    4.450%, 09/15/22.....................................   3,237   3,438,383
ConAgra Foods, Inc.
    1.900%, 01/25/18.....................................   2,019   2,035,437
    3.200%, 01/25/23.....................................   4,697   4,902,823
ConocoPhillips
    6.000%, 01/15/20.....................................     159     179,986
ConocoPhillips Co.
    1.050%, 12/15/17.....................................   1,832   1,822,730
    1.500%, 05/15/18.....................................   1,212   1,213,613
    2.400%, 12/15/22.....................................   1,942   1,888,620
#   3.350%, 11/15/24.....................................   4,532   4,553,024

                                                            FACE
                                                           AMOUNT^
                                                            (000)    VALUE+
                                                           ------- -----------
UNITED STATES -- (Continued)
Consolidated Edison Co. of New York, Inc.
     3.300%, 12/01/24..................................... $ 1,295 $ 1,409,510
Corning, Inc.
     3.700%, 11/15/23.....................................   2,742   2,920,013
Costco Wholesale Corp.
     1.125%, 12/15/17.....................................   1,570   1,576,658
     1.700%, 12/15/19.....................................     499     507,487
     1.750%, 02/15/20.....................................   1,942   1,978,871
Cox Communications, Inc.
###  3.850%, 02/01/25.....................................   6,869   6,983,479
CR Bard, Inc.
#    1.375%, 01/15/18.....................................     381     382,371
#    4.400%, 01/15/21.....................................     518     570,664
Crane Co.
     2.750%, 12/15/18.....................................   1,545   1,588,815
CSX Corp.
     4.250%, 06/01/21.....................................   8,157   9,053,454
CVS Health Corp.
     2.250%, 12/05/18.....................................   1,880   1,927,109
     2.250%, 08/12/19.....................................     635     653,256
     2.800%, 07/20/20.....................................   7,710   8,066,040
     2.125%, 06/01/21.....................................   1,300   1,325,696
     3.375%, 08/12/24.....................................  13,931  14,930,939
Cytec Industries, Inc.
     3.500%, 04/01/23.....................................   3,885   3,896,173
Danaher Corp.
     1.650%, 09/15/18.....................................     434     439,731
Deere & Co.
     5.375%, 10/16/29.....................................     472     611,535
Discovery Communications LLC
     5.050%, 06/01/20.....................................   3,775   4,119,461
     3.300%, 05/15/22.....................................   1,424   1,437,947
     3.250%, 04/01/23.....................................     647     641,197
     3.450%, 03/15/25.....................................   3,237   3,200,464
Dollar General Corp.
     1.875%, 04/15/18.....................................   1,265   1,275,216
     3.250%, 04/15/23.....................................   6,812   7,163,220
Dominion Gas Holdings LLC
     2.800%, 11/15/20.....................................   7,500   7,763,985
     3.600%, 12/15/24.....................................   3,237   3,472,780
Dominion Resources, Inc.
     1.950%, 08/15/16.....................................   1,268   1,268,446
     2.500%, 12/01/19.....................................     932     955,649
     4.450%, 03/15/21.....................................   1,554   1,721,433
     3.625%, 12/01/24.....................................   1,295   1,381,051
Dow Chemical Co. (The)
     3.000%, 11/15/22.....................................   2,725   2,831,082
     3.500%, 10/01/24.....................................   7,539   8,031,334
Dr. Pepper Snapple Group, Inc.
     2.600%, 01/15/19.....................................     111     113,700

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED


                                                      FACE
                                                     AMOUNT^
                                                      (000)    VALUE+
                                                     ------- ----------
UNITED STATES -- (Continued)
    2.000%, 01/15/20................................ $   88  $   88,659
DTE Energy Co.
    2.400%, 12/01/19................................  2,170   2,229,248
    3.850%, 12/01/23................................    971   1,060,449
Duke Energy Corp.
    1.625%, 08/15/17................................  1,090   1,094,978
    5.050%, 09/15/19................................     69      76,321
    3.050%, 08/15/22................................  8,875   9,243,801
    3.750%, 04/15/24................................  4,532   4,942,282
Eastman Chemical Co.
    2.400%, 06/01/17................................    417     420,839
    2.700%, 01/15/20................................    444     458,755
    4.500%, 01/15/21................................  1,284   1,412,804
    3.600%, 08/15/22................................    615     652,175
eBay, Inc.
    1.350%, 07/15/17................................    168     168,217
    2.200%, 08/01/19................................    582     590,993
    3.800%, 03/09/22................................  7,500   8,000,918
    2.600%, 07/15/22................................  2,719   2,738,400
Ecolab, Inc.
    3.000%, 12/08/16................................     63      63,461
    4.350%, 12/08/21................................  1,200   1,356,052
EI du Pont de Nemours & Co.
    6.000%, 07/15/18................................    972   1,061,955
    4.625%, 01/15/20................................    152     168,006
    2.800%, 02/15/23................................  1,678   1,719,244
Electronic Arts, Inc.
    3.700%, 03/01/21................................  3,000   3,202,566
EMC Corp.
    1.875%, 06/01/18................................  3,543   3,507,698
#   3.375%, 06/01/23................................  1,095   1,043,514
Emerson Electric Co.
    3.150%, 06/01/25................................  5,374   5,760,412
Enterprise Products Operating LLC
    5.250%, 01/31/20................................    212     235,691
    5.200%, 09/01/20................................  3,000   3,389,637
    3.900%, 02/15/24................................  2,104   2,238,309
EOG Resources, Inc.
    5.875%, 09/15/17................................    967   1,012,993
    4.100%, 02/01/21................................  1,742   1,892,610
    3.150%, 04/01/25................................  1,797   1,826,181
ERAC USA Finance LLC
##  2.350%, 10/15/19................................    862     877,232
##  3.850%, 11/15/24................................  1,942   2,099,015
Eversource Energy
    2.500%, 03/15/21................................    500     516,072
    2.800%, 05/01/23................................  6,344   6,522,032
Exelon Corp.
    2.450%, 04/15/21................................  3,000   3,062,532
    3.400%, 04/15/26................................  5,000   5,261,995

                                                           FACE
                                                          AMOUNT^
                                                           (000)    VALUE+
                                                          ------- -----------
UNITED STATES -- (Continued)
Exelon Generation Co. LLC
#   2.950%, 01/15/20..................................... $   836 $   859,736
#   4.250%, 06/15/22.....................................   3,237   3,471,194
Express Scripts Holding Co.
    2.250%, 06/15/19.....................................   1,057   1,078,561
    3.900%, 02/15/22.....................................   4,823   5,228,253
    3.500%, 06/15/24.....................................   8,439   8,838,604
    3.400%, 03/01/27.....................................   1,500   1,524,906
Exxon Mobil Corp.
    1.305%, 03/06/18.....................................   1,693   1,703,002
    1.819%, 03/15/19.....................................   2,816   2,863,962
    3.176%, 03/15/24.....................................  23,308  25,227,111
FedEx Corp.
    2.625%, 08/01/22.....................................   5,408   5,601,596
    4.000%, 01/15/24.....................................   8,590   9,594,454
    3.200%, 02/01/25.....................................   3,788   4,008,579
Fidelity National Information Services, Inc.
    5.000%, 10/15/25.....................................   5,970   6,911,206
Fifth Third Bancorp
    2.300%, 03/01/19.....................................   1,161   1,177,962
    3.500%, 03/15/22.....................................   4,856   5,138,294
Fifth Third Bank
    1.450%, 02/28/18.....................................     317     318,529
FMC Technologies, Inc.
    3.450%, 10/01/22.....................................   4,284   4,151,432
Ford Motor Credit Co. LLC
    5.000%, 05/15/18.....................................   6,087   6,435,840
    2.459%, 03/27/20.....................................     635     641,802
    3.200%, 01/15/21.....................................   1,200   1,246,862
    3.219%, 01/09/22.....................................   8,750   9,079,866
    4.375%, 08/06/23.....................................   8,417   9,186,987
GATX Corp.
    2.500%, 03/15/19.....................................     547     551,152
    3.250%, 03/30/25.....................................   5,180   5,075,716
General Dynamics Corp.
    1.000%, 11/15/17.....................................     439     440,321
    2.250%, 11/15/22.....................................   4,856   4,994,066
General Electric Co.
    5.250%, 12/06/17.....................................   1,066   1,128,164
#   3.375%, 03/11/24.....................................   3,237   3,559,910
General Mills, Inc.
    3.150%, 12/15/21.....................................   1,942   2,072,811
Georgia Power Co.
    2.850%, 05/15/22.....................................   3,851   4,057,552
Gilead Sciences, Inc.
    1.850%, 09/04/18.....................................     233     236,628
    2.050%, 04/01/19.....................................     177     180,909
    4.400%, 12/01/21.....................................   6,200   7,012,088
    3.700%, 04/01/24.....................................   6,474   7,036,992

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT^
                                                           (000)    VALUE+
                                                          ------- -----------
UNITED STATES -- (Continued)
Goldman Sachs Group, Inc. (The)
    6.000%, 06/15/20..................................... $ 1,392 $ 1,594,543
    5.250%, 07/27/21.....................................   2,266   2,570,734
    4.000%, 03/03/24.....................................  11,654  12,626,060
    3.750%, 05/22/25.....................................   5,000   5,278,980
Great Plains Energy, Inc.
    4.850%, 06/01/21.....................................   2,495   2,744,268
Halliburton Co.
    1.000%, 08/01/16.....................................     682     682,000
    3.500%, 08/01/23.....................................   6,474   6,689,934
Harley Davidson, Inc.
    3.500%, 07/28/25.....................................   3,635   3,908,407
Harley-Davidson Financial Services, Inc.
##  2.150%, 02/26/20.....................................   1,189   1,208,176
Harris Corp.
    2.700%, 04/27/20.....................................     503     515,145
Hartford Financial Services Group, Inc. (The)
    5.125%, 04/15/22.....................................   7,880   9,013,696
Hershey Co. (The)
    1.500%, 11/01/16.....................................     491     492,284
    1.600%, 08/21/18.....................................   1,439   1,453,947
    2.625%, 05/01/23.....................................   1,960   1,996,023
Home Depot, Inc. (The)
    2.000%, 06/15/19.....................................   2,187   2,248,234
    2.700%, 04/01/23.....................................   1,295   1,367,090
Hormel Foods Corp.
    4.125%, 04/15/21.....................................   1,496   1,668,121
HP, Inc.
    4.375%, 09/15/21.....................................  12,625  13,599,903
Humana, Inc.
    2.625%, 10/01/19.....................................     455     468,010
    3.850%, 10/01/24.....................................   7,916   8,503,692
Huntington Bancshares, Inc.
    2.600%, 08/02/18.....................................   2,720   2,770,785
    3.150%, 03/14/21.....................................   1,600   1,668,307
Hyatt Hotels Corp.
    3.375%, 07/15/23.....................................   1,959   2,043,008
Illinois Tool Works, Inc.
    1.950%, 03/01/19.....................................     314     320,835
    3.500%, 03/01/24.....................................   6,474   7,154,845
Indiana Michigan Power Co.
    7.000%, 03/15/19.....................................     264     299,056
Intel Corp.
    2.450%, 07/29/20.....................................   1,209   1,262,485
    2.700%, 12/15/22.....................................   1,942   2,042,634
Intercontinental Exchange, Inc.
    2.500%, 10/15/18.....................................   1,682   1,723,848
    4.000%, 10/15/23.....................................   1,492   1,629,458

                                                           FACE
                                                          AMOUNT^
                                                           (000)    VALUE+
                                                          ------- -----------
UNITED STATES -- (Continued)
International Business Machines Corp.
    1.950%, 02/12/19..................................... $ 1,266 $ 1,295,911
    1.875%, 05/15/19.....................................     984   1,004,950
    2.250%, 02/19/21.....................................  20,000  20,673,780
    3.375%, 08/01/23.....................................   4,409   4,792,975
#   3.625%, 02/12/24.....................................   9,712  10,649,558
International Paper Co.
    3.650%, 06/15/24.....................................   3,942   4,201,060
    3.800%, 01/15/26.....................................   1,062   1,142,564
Interpublic Group of Cos., Inc. (The)
    4.200%, 04/15/24.....................................   3,949   4,299,896
ITC Holdings Corp.
    3.650%, 06/15/24.....................................   9,827  10,316,729
Jefferies Group LLC
    5.125%, 04/13/18.....................................     184     192,191
Jersey Central Power & Light Co.
    7.350%, 02/01/19.....................................     940   1,056,820
JM Smucker Co. (The)
    3.500%, 03/15/25.....................................   5,000   5,421,340
John Deere Capital Corp.
    2.000%, 01/13/17.....................................     648     651,510
    2.050%, 03/10/20.....................................   3,491   3,568,682
    2.550%, 01/08/21.....................................  13,661  14,245,841
#   3.350%, 06/12/24.....................................   1,554   1,688,084
Johnson & Johnson
    1.650%, 03/01/21.....................................   1,500   1,531,737
    3.375%, 12/05/23.....................................   6,474   7,237,110
    2.450%, 03/01/26.....................................   3,250   3,383,539
Johnson Controls, Inc.
    2.600%, 12/01/16.....................................     550     552,604
    3.625%, 07/02/24.....................................     994   1,068,151
JPMorgan Chase & Co.
    2.000%, 08/15/17.....................................     172     173,445
    2.350%, 01/28/19.....................................   2,126   2,173,261
    6.300%, 04/23/19.....................................     232     261,172
    2.250%, 01/23/20.....................................     796     811,878
    4.350%, 08/15/21.....................................   2,719   3,000,539
    3.625%, 05/13/24.....................................  12,273  13,140,480
    3.900%, 07/15/25.....................................  11,150  12,117,329
Juniper Networks, Inc.
    3.300%, 06/15/20.....................................   3,000   3,106,710
    4.600%, 03/15/21.....................................   2,590   2,787,550
    4.500%, 03/15/24.....................................   4,273   4,560,611
Kellogg Co.
    1.875%, 11/17/16.....................................     509     510,367
    1.750%, 05/17/17.....................................     431     432,882
    3.250%, 04/01/26.....................................   4,100   4,281,023
KeyBank NA
    2.500%, 12/15/19.....................................     528     543,490

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT^
                                                           (000)    VALUE+
                                                          ------- ----------
UNITED STATES -- (Continued)
KeyCorp
    2.900%, 09/15/20..................................... $5,241  $5,457,909
#   5.100%, 03/24/21.....................................  4,532   5,143,240
Kimberly-Clark Corp.
    1.900%, 05/22/19.....................................    497     508,680
    2.400%, 06/01/23.....................................  1,942   2,026,155
KLA-Tencor Corp.
    3.375%, 11/01/19.....................................    324     334,718
    4.650%, 11/01/24.....................................  2,850   3,144,741
Kohl's Corp.
    3.250%, 02/01/23.....................................  1,295   1,303,287
    4.750%, 12/15/23.....................................  6,474   7,006,027
    4.250%, 07/17/25.....................................  6,350   6,515,646
Kraft Heinz Foods Co.
    3.500%, 06/06/22.....................................  9,255   9,970,162
Kroger Co. (The)
    2.300%, 01/15/19.....................................  1,617   1,650,752
    3.300%, 01/15/21.....................................  2,000   2,138,944
    3.850%, 08/01/23.....................................  7,111   7,856,112
L-3 Communications Corp.
    4.750%, 07/15/20.....................................    550     592,807
    3.950%, 05/28/24.....................................  2,498   2,665,359
Laboratory Corp. of America Holdings
    2.200%, 08/23/17.....................................  2,242   2,260,344
    2.625%, 02/01/20.....................................  2,193   2,249,794
    4.000%, 11/01/23.....................................  3,885   4,209,355
Lam Research Corp.
    2.750%, 03/15/20.....................................  1,058   1,089,157
Legg Mason, Inc.
    2.700%, 07/15/19.....................................    529     540,256
#   3.950%, 07/15/24.....................................  4,791   4,932,033
Liberty Mutual Group, Inc.
##  5.000%, 06/01/21.....................................  6,743   7,513,496
Lincoln National Corp.
    6.250%, 02/15/20.....................................    117     131,881
Lockheed Martin Corp.
    4.250%, 11/15/19.....................................  5,000   5,464,535
    2.500%, 11/23/20.....................................  9,600   9,977,155
    2.900%, 03/01/25.....................................  4,532   4,741,990
    3.550%, 01/15/26.....................................  4,856   5,338,395
Loews Corp.
    2.625%, 05/15/23.....................................  3,805   3,855,158
Lowe's Cos., Inc.
    3.120%, 04/15/22.....................................  1,295   1,390,628
    3.875%, 09/15/23.....................................  2,287   2,580,045
    3.375%, 09/15/25.....................................  2,849   3,141,920
Macy's Retail Holdings, Inc.
    3.875%, 01/15/22.....................................  2,879   2,980,496
    2.875%, 02/15/23.....................................  5,674   5,536,411
#   3.625%, 06/01/24.....................................  3,237   3,264,579

                                                           FACE
                                                          AMOUNT^
                                                           (000)    VALUE+
                                                          ------- -----------
UNITED STATES -- (Continued)
Magellan Midstream Partners L.P.
    4.250%, 02/01/21..................................... $ 1,534 $ 1,666,021
Manufacturers & Traders Trust Co.
    2.250%, 07/25/19.....................................     477     487,180
    2.100%, 02/06/20.....................................   3,733   3,794,430
    2.900%, 02/06/25.....................................   8,028   8,329,098
Marathon Petroleum Corp.
    3.625%, 09/15/24.....................................   8,287   8,240,021
Markel Corp.
    3.625%, 03/30/23.....................................   1,295   1,343,850
Marriott International, Inc.
    3.000%, 03/01/19.....................................     575     594,697
Marsh & McLennan Cos., Inc.
    2.300%, 04/01/17.....................................     892     898,651
    2.350%, 09/10/19.....................................     529     540,316
    3.500%, 06/03/24.....................................   8,417   8,720,416
MasterCard, Inc.
    2.000%, 04/01/19.....................................   5,853   5,989,182
    3.375%, 04/01/24.....................................   1,808   1,981,830
Mattel, Inc.
    1.700%, 03/15/18.....................................     578     580,580
    2.350%, 05/06/19.....................................   2,372   2,421,262
Maxim Integrated Products, Inc.
    2.500%, 11/15/18.....................................     646     654,631
McDonald's Corp.
    5.350%, 03/01/18.....................................     392     417,376
    2.100%, 12/07/18.....................................   2,576   2,629,076
    2.200%, 05/26/20.....................................   1,891   1,941,115
    3.500%, 07/15/20.....................................   4,972   5,333,907
    2.625%, 01/15/22.....................................   1,878   1,947,648
McKesson Corp.
    1.400%, 03/15/18.....................................   1,068   1,070,906
    2.284%, 03/15/19.....................................  17,000  17,374,646
    3.796%, 03/15/24.....................................   3,399   3,705,124
Mead Johnson Nutrition Co.
    4.125%, 11/15/25.....................................   6,000   6,600,012
Merck & Co., Inc.
#   2.800%, 05/18/23.....................................   5,180   5,481,502
MetLife, Inc.
    7.717%, 02/15/19.....................................     444     513,246
    3.600%, 04/10/24.....................................  13,609  14,453,656
Microsoft Corp.
    1.625%, 12/06/18.....................................     973     988,229
    1.850%, 02/12/20.....................................   2,560   2,618,388
    3.000%, 10/01/20.....................................   5,000   5,348,505
    2.000%, 11/03/20.....................................  13,700  14,076,366
    3.625%, 12/15/23.....................................   9,398  10,425,700
    2.700%, 02/12/25.....................................   1,942   2,021,092
Mobil Corp.
    8.625%, 08/15/21.....................................   1,303   1,742,269

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT^
                                                           (000)    VALUE+
                                                          ------- -----------
UNITED STATES -- (Continued)
Molson Coors Brewing Co.
    2.000%, 05/01/17..................................... $    97 $    97,522
#   3.500%, 05/01/22.....................................   5,180   5,571,867
Mondelez International, Inc.
    2.250%, 02/01/19.....................................     138     141,343
    5.375%, 02/10/20.....................................     169     190,786
    4.000%, 02/01/24.....................................  10,272  11,332,646
Monsanto Co.
    1.850%, 11/15/18.....................................   2,959   2,982,986
    2.125%, 07/15/19.....................................     264     268,301
    5.500%, 08/15/25.....................................   2,266   2,661,227
Morgan Stanley
    4.750%, 03/22/17.....................................   2,211   2,261,358
    7.300%, 05/13/19.....................................     635     728,591
    2.500%, 04/21/21.....................................   2,500   2,529,563
    5.500%, 07/28/21.....................................   5,387   6,186,361
    3.875%, 04/29/24.....................................  12,122  13,002,263
Mosaic Co. (The)
#   4.250%, 11/15/23.....................................   4,011   4,338,992
Motorola Solutions, Inc.
    3.750%, 05/15/22.....................................   3,237   3,317,702
    3.500%, 03/01/23.....................................   3,237   3,212,418
Nasdaq, Inc.
    4.250%, 06/01/24.....................................   2,849   3,047,755
National Oilwell Varco, Inc.
#   2.600%, 12/01/22.....................................   9,831   9,347,816
NetApp, Inc.
    2.000%, 12/15/17.....................................     982     987,314
    3.250%, 12/15/22.....................................   1,101   1,115,273
Newell Brands, Inc.
    6.250%, 04/15/18.....................................   1,277   1,373,785
    4.000%, 06/15/22.....................................   6,559   7,024,925
NextEra Energy Capital Holdings, Inc.
    2.400%, 09/15/19.....................................   1,109   1,131,197
    4.500%, 06/01/21.....................................     838     926,300
NiSource Finance Corp.
    6.400%, 03/15/18.....................................     117     126,353
    5.450%, 09/15/20.....................................     895   1,007,911
    6.125%, 03/01/22.....................................   4,544   5,430,989
    3.850%, 02/15/23.....................................     712     770,265
Noble Energy, Inc.
    4.150%, 12/15/21.....................................   1,737   1,842,108
    3.900%, 11/15/24.....................................   1,574   1,611,573
Nordstrom, Inc.
    4.750%, 05/01/20.....................................   1,353   1,472,489
    4.000%, 10/15/21.....................................     971   1,045,720
Norfolk Southern Corp.
    2.903%, 02/15/23.....................................   4,532   4,740,966
Northern Trust Corp.
    3.375%, 08/23/21.....................................   1,942   2,091,986

                                                           FACE
                                                          AMOUNT^
                                                           (000)    VALUE+
                                                          ------- -----------
UNITED STATES -- (Continued)
Northrop Grumman Corp.
    1.750%, 06/01/18..................................... $   626 $   632,413
Nucor Corp.
    5.750%, 12/01/17.....................................     236     247,500
    4.000%, 08/01/23.....................................   2,466   2,685,439
O'Reilly Automotive, Inc.
    3.800%, 09/01/22.....................................     730     784,654
Occidental Petroleum Corp.
    2.700%, 02/15/23.....................................   5,600   5,726,834
Ohio Power Co.
    5.375%, 10/01/21.....................................   2,335   2,704,301
Omnicom Group, Inc.
    4.450%, 08/15/20.....................................   4,000   4,410,176
    3.650%, 11/01/24.....................................   1,295   1,386,433
ONE Gas, Inc.
    2.070%, 02/01/19.....................................     497     503,599
ONEOK Partners L.P.
    6.150%, 10/01/16.....................................   1,147   1,154,417
Oracle Corp.
    1.200%, 10/15/17.....................................     501     503,133
    2.500%, 10/15/22.....................................   1,942   1,997,504
    2.950%, 05/15/25.....................................   1,683   1,749,532
PACCAR Financial Corp.
    1.600%, 03/15/17.....................................      45      45,218
    1.750%, 08/14/18.....................................   1,185   1,202,100
Pacific Gas & Electric Co.
    3.850%, 11/15/23.....................................   3,237   3,586,081
    3.750%, 02/15/24.....................................   6,578   7,281,484
#   3.500%, 06/15/25.....................................   4,338   4,750,756
Packaging Corp. of America
    4.500%, 11/01/23.....................................   3,933   4,332,192
Parker-Hannifin Corp.
    3.300%, 11/21/24.....................................   6,164   6,663,703
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
##  3.050%, 01/09/20.....................................   4,721   4,809,415
PepsiCo, Inc.
    5.000%, 06/01/18.....................................     920     985,876
    4.500%, 01/15/20.....................................     206     228,498
    2.150%, 10/14/20.....................................  15,238  15,703,414
    2.750%, 03/05/22.....................................   5,343   5,649,907
    2.750%, 03/01/23.....................................   4,532   4,799,270
    3.500%, 07/17/25.....................................   6,474   7,197,379
Pfizer, Inc.
    2.100%, 05/15/19.....................................   1,058   1,084,901
    3.000%, 06/15/23.....................................   1,942   2,076,324
#   3.400%, 05/15/24.....................................   6,474   7,116,279
PG&E Corp.
    2.400%, 03/01/19.....................................     173     176,794
Philip Morris International, Inc.
    1.625%, 03/20/17.....................................     219     220,162

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED


                                                          FACE
                                                         AMOUNT^
                                                          (000)    VALUE+
                                                         ------- -----------
UNITED STATES -- (Continued)
    5.650%, 05/16/18.................................... $14,840 $16,048,392
    2.500%, 08/22/22....................................   1,974   2,044,466
    3.250%, 11/10/24....................................   4,001   4,331,731
Phillips 66
    4.300%, 04/01/22....................................   7,284   7,984,954
Pitney Bowes, Inc.
    4.625%, 03/15/24....................................   6,114   6,430,864
PNC Bank NA
    1.500%, 02/23/18....................................   1,767   1,777,035
    2.400%, 10/18/19....................................     846     871,521
    2.600%, 07/21/20....................................     635     659,531
    3.300%, 10/30/24....................................   3,237   3,478,843
#   2.950%, 02/23/25....................................   8,093   8,501,462
PNC Funding Corp.
    3.300%, 03/08/22....................................   5,229   5,597,326
PPL Capital Funding, Inc.
    3.400%, 06/01/23....................................   4,914   5,147,282
Praxair, Inc.
    1.250%, 11/07/18....................................   1,219   1,222,908
    2.200%, 08/15/22....................................     809     830,862
Precision Castparts Corp.
    2.500%, 01/15/23....................................   5,180   5,421,492
Principal Financial Group, Inc.
    3.125%, 05/15/23....................................   8,378   8,564,293
Private Export Funding Corp.
    4.300%, 12/15/21....................................     911   1,043,469
Procter & Gamble Co. (The)
    1.850%, 02/02/21....................................   1,533   1,573,353
Progress Energy, Inc.
    4.875%, 12/01/19....................................     553     610,498
    4.400%, 01/15/21....................................   2,300   2,515,979
Progressive Corp. (The)
#   3.750%, 08/23/21....................................   4,403   4,838,756
Prudential Financial, Inc.
    2.350%, 08/15/19....................................   1,587   1,626,624
    5.375%, 06/21/20....................................     201     226,915
    3.500%, 05/15/24....................................   9,712  10,198,843
PSEG Power LLC
    2.450%, 11/15/18....................................     529     537,209
    5.125%, 04/15/20....................................   2,269   2,505,627
#   4.300%, 11/15/23....................................   5,883   6,310,494
Puget Energy, Inc.
    6.000%, 09/01/21....................................   7,992   9,307,795
QUALCOMM, Inc.
    1.400%, 05/18/18....................................   1,000   1,008,203
    2.250%, 05/20/20....................................     543     560,109
    3.000%, 05/20/22....................................   1,000   1,054,964
    3.450%, 05/20/25....................................   6,474   7,000,148
Quest Diagnostics, Inc.
    4.700%, 04/01/21....................................   3,885   4,308,341
    3.500%, 03/30/25....................................     388     407,233

                                                           FACE
                                                          AMOUNT^
                                                           (000)    VALUE+
                                                          ------- -----------
UNITED STATES -- (Continued)
Raytheon Co.
    6.750%, 03/15/18..................................... $  402  $   439,729
    3.125%, 10/15/20.....................................  4,050    4,340,612
    2.500%, 12/15/22.....................................  1,424    1,488,060
Reinsurance Group of America, Inc.
    5.000%, 06/01/21.....................................    971    1,067,973
    4.700%, 09/15/23.....................................  3,885    4,227,832
    3.950%, 09/15/26.....................................  9,600   10,004,554
Republic Services, Inc.
    3.800%, 05/15/18.....................................    533      556,393
    5.500%, 09/15/19.....................................    631      706,141
    3.550%, 06/01/22.....................................  4,540    4,909,143
Reynolds American, Inc.
    2.300%, 08/21/17.....................................  1,307    1,321,658
    6.875%, 05/01/20.....................................  4,095    4,848,787
Rockwell Automation, Inc.
    2.875%, 03/01/25.....................................  3,855    4,038,506
Roper Technologies, Inc.
    2.050%, 10/01/18.....................................  1,685    1,704,755
    3.000%, 12/15/20.....................................  1,300    1,349,167
Ryder System, Inc.
    2.500%, 03/01/18.....................................    343      347,848
    2.450%, 09/03/19.....................................  1,166    1,187,480
SCANA Corp.
    4.125%, 02/01/22.....................................  1,965    2,072,065
Scripps Networks Interactive, Inc.
    2.750%, 11/15/19.....................................  2,350    2,398,791
    2.800%, 06/15/20.....................................    550      559,359
    3.500%, 06/15/22.....................................  7,784    8,126,076
    3.900%, 11/15/24.....................................  5,439    5,560,469
Sempra Energy
    2.850%, 11/15/20.....................................  5,400    5,593,828
    4.050%, 12/01/23.....................................  4,254    4,650,677
    3.550%, 06/15/24.....................................  6,604    6,980,831
Sherwin Williams Co. (The)
    3.450%, 08/01/25.....................................  4,597    4,746,118
Southern Co. (The)
    2.750%, 06/15/20.....................................  1,146    1,189,934
Southern Power Co.
    4.150%, 12/01/25.....................................  1,450    1,575,266
Southwest Airlines Co.
    2.750%, 11/06/19.....................................  7,120    7,383,533
    2.650%, 11/05/20.....................................  5,200    5,358,803
Spectra Energy Capital LLC
    3.300%, 03/15/23.....................................  5,652    5,537,417
Spectra Energy Partners L.P.
    4.750%, 03/15/24.....................................  1,937    2,165,963
St Jude Medical, Inc.
    2.800%, 09/15/20.....................................    132      136,914
    3.250%, 04/15/23.....................................  3,237    3,366,658

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED


                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
 UNITED STATES -- (Continued)
 StanCorp Financial Group, Inc.
       5.000%, 08/15/22.................................... $ 3,237 $ 3,486,537
 Staples, Inc.
   #   4.375%, 01/12/23....................................   1,079   1,129,307
 Starbucks Corp.
       2.000%, 12/05/18....................................   1,894   1,934,202
       2.100%, 02/04/21....................................   1,289   1,328,037
       3.850%, 10/01/23....................................   1,245   1,401,831
 Starwood Hotels & Resorts Worldwide, Inc.
       6.750%, 05/15/18....................................     504     550,476
       3.125%, 02/15/23....................................   8,237   8,449,440
 State Street Corp.
       2.550%, 08/18/20....................................   1,248   1,298,684
       4.375%, 03/07/21....................................   2,120   2,368,142
       3.300%, 12/16/24....................................  10,883  11,800,295
       3.550%, 08/18/25....................................   7,000   7,697,116
 Stryker Corp.
       3.375%, 05/15/24....................................     518     549,752
       3.375%, 11/01/25....................................   5,985   6,352,946
 SunTrust Bank
       2.750%, 05/01/23....................................   3,172   3,254,865
 SunTrust Banks, Inc.
       2.500%, 05/01/19....................................     952     974,097
       2.900%, 03/03/21....................................   6,600   6,890,994
 Symantec Corp.
       2.750%, 06/15/17....................................     491     494,730
       4.200%, 09/15/20....................................   3,000   3,146,274
 Sysco Corp.
       2.600%, 10/01/20....................................   3,000   3,108,909
 Target Corp.
       2.300%, 06/26/19....................................   1,006   1,039,997
       2.900%, 01/15/22....................................   3,351   3,575,239
 TD Ameritrade Holding Corp.
       5.600%, 12/01/19....................................     212     237,873
       2.950%, 04/01/22....................................   4,206   4,389,436
       3.625%, 04/01/25....................................   7,444   8,019,645
 Tech Data Corp.
       3.750%, 09/21/17....................................     491     502,008
 Texas Instruments, Inc.
       2.250%, 05/01/23....................................     665     675,596
 Thermo Fisher Scientific, Inc.
       1.850%, 01/15/18....................................     915     921,879
       2.400%, 02/01/19....................................   1,000   1,022,522
 TIAA Asset Management Finance Co. LLC
   ##  2.950%, 11/01/19....................................   1,132   1,161,764
   ##  4.125%, 11/01/24....................................   2,590   2,737,687
 Time Warner, Inc.
       4.750%, 03/29/21....................................   2,482   2,796,149
       4.000%, 01/15/22....................................   1,165   1,280,747
       3.550%, 06/01/24....................................   4,532   4,859,854

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
 UNITED STATES -- (Continued)
 TJX Cos., Inc. (The)
       2.750%, 06/15/21.................................... $ 3,480 $ 3,694,960
       2.500%, 05/15/23....................................   4,170   4,347,075
 Total System Services, Inc.
       2.375%, 06/01/18....................................     475     478,166
 Travelers Cos., Inc. (The)
       3.900%, 11/01/20....................................   6,000   6,570,396
 Tyson Foods, Inc.
       2.650%, 08/15/19....................................   2,153   2,212,457
       4.500%, 06/15/22....................................   8,092   8,993,327
 Union Pacific Corp.
       2.250%, 02/15/19....................................     436     447,654
       1.800%, 02/01/20....................................     846     860,023
       2.750%, 04/15/23....................................     647     679,564
       3.250%, 01/15/25....................................   9,626  10,406,476
 United Technologies Corp.
       1.800%, 06/01/17....................................   1,381   1,390,892
       3.100%, 06/01/22....................................   1,900   2,041,328
       7.500%, 09/15/29....................................     622     918,015
 UnitedHealth Group, Inc.
       6.000%, 06/15/17....................................     169     176,229
       1.400%, 10/15/17....................................     609     612,560
       1.625%, 03/15/19....................................  11,422  11,548,544
       2.300%, 12/15/19....................................     969     999,507
       2.750%, 02/15/23....................................   8,773   9,148,555
       3.750%, 07/15/25....................................   5,867   6,530,030
 Unum Group
       4.000%, 03/15/24....................................   5,110   5,312,939
       3.875%, 11/05/25....................................   2,000   2,045,252
 US Bancorp
       2.200%, 04/25/19....................................   1,587   1,628,056
       2.350%, 01/29/21....................................   1,815   1,875,688
 US Bank NA
       2.125%, 10/28/19....................................   5,708   5,849,850
       2.800%, 01/27/25....................................   4,000   4,167,672
 Valero Energy Corp.
       6.125%, 06/15/17....................................     344     357,735
       9.375%, 03/15/19....................................     593     704,701
 Verizon Communications, Inc.
       3.650%, 09/14/18....................................   1,164   1,222,173
       2.550%, 06/17/19....................................     317     328,021
       4.500%, 09/15/20....................................   3,100   3,443,790
       4.600%, 04/01/21....................................   2,622   2,961,234
       5.150%, 09/15/23....................................   9,064  10,628,791
 Viacom, Inc.
       2.500%, 12/15/16....................................     786     789,330
       3.500%, 04/01/17....................................   2,000   2,026,580
       2.200%, 04/01/19....................................   2,730   2,747,191
       2.750%, 12/15/19....................................   2,193   2,236,307
       4.500%, 03/01/21....................................   1,878   2,046,239
       4.250%, 09/01/23....................................     647     687,494

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED


                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
UNITED STATES -- (Continued)
       3.875%, 04/01/24.................................... $ 7,996 $ 8,214,411
Wal-Mart Stores, Inc.
       2.550%, 04/11/23....................................   6,827   7,146,572
       3.300%, 04/22/24....................................   6,782   7,499,386
Walgreen Co.
       5.250%, 01/15/19....................................      72      78,307
       3.100%, 09/15/22....................................   8,562   8,979,149
Walgreens Boots Alliance, Inc.
       3.300%, 11/18/21....................................  12,978  13,775,823
Walt Disney Co. (The)
       1.125%, 02/15/17....................................     594     595,239
       2.150%, 09/17/20....................................   1,058   1,098,772
#      3.150%, 09/17/25....................................   6,474   7,102,878
Waste Management, Inc.
       2.600%, 09/01/16....................................     532     532,750
#      4.600%, 03/01/21....................................   1,852   2,069,195
       3.125%, 03/01/25....................................   3,500   3,719,765
WEC Energy Group, Inc.
       2.450%, 06/15/20....................................   1,677   1,728,729
Wells Fargo & Co.
       2.100%, 05/08/17....................................     758     764,235
       2.125%, 04/22/19....................................   1,587   1,622,187
       2.600%, 07/22/20....................................   4,500   4,649,643
       3.500%, 03/08/22....................................   8,870   9,529,112
       3.000%, 02/19/25....................................  14,354  14,829,189
Western Union Co. (The)
       5.930%, 10/01/16....................................     777     782,984
       5.253%, 04/01/20....................................   2,310   2,550,496
Whirlpool Corp.
       4.700%, 06/01/22....................................   1,942   2,169,480
       3.700%, 05/01/25....................................  12,588  13,465,321
Wisconsin Electric Power Co.
#      3.100%, 06/01/25....................................   3,237   3,452,782
Wm Wrigley Jr Co.
##     2.900%, 10/21/19....................................     176     182,701
Wyndham Worldwide Corp.
       2.500%, 03/01/18....................................   1,021   1,031,529
       3.900%, 03/01/23....................................   7,629   7,893,192
Xerox Corp.
       2.750%, 03/15/19....................................   1,643   1,638,986
       5.625%, 12/15/19....................................     635     685,775
       4.500%, 05/15/21....................................   2,237   2,324,623
#      3.800%, 05/15/24....................................   4,340   4,224,786
Xilinx, Inc.
       2.125%, 03/15/19....................................   5,016   5,073,975
       3.000%, 03/15/21....................................     989   1,029,313
Zimmer Biomet Holdings, Inc.
       2.700%, 04/01/20....................................   1,430   1,460,699

                                                          FACE
                                                         AMOUNT^
                                                          (000)      VALUE+
                                                         ------- --------------
UNITED STATES -- (Continued)
Zoetis, Inc.
         3.250%, 02/01/23............................... $ 4,532 $    4,663,378
                                                                 --------------
TOTAL UNITED STATES.....................................          2,434,746,948
                                                                 --------------
TOTAL BONDS.............................................          3,397,686,755
                                                                 --------------
AGENCY OBLIGATIONS -- (15.3%)
Federal Farm Credit Bank
         5.100%, 09/03/19...............................   2,695      3,040,440
         5.320%, 09/03/19...............................   6,379      7,238,270
         5.150%, 11/15/19...............................   3,354      3,808,081
         4.670%, 05/07/20...............................   1,677      1,901,851
         5.350%, 08/07/20...............................   2,007      2,342,825
         3.650%, 12/21/20...............................  13,178     14,611,042
         5.250%, 03/02/21...............................   1,827      2,144,609
         5.220%, 02/22/22...............................   1,497      1,811,554
         5.210%, 12/19/22...............................   6,349      7,810,038
         4.800%, 02/13/23...............................     583        701,052
         5.250%, 03/06/23...............................   1,797      2,220,488
         5.220%, 05/15/23...............................  14,406     17,845,966
         2.630%, 08/03/26...............................   5,827      6,203,418
         5.770%, 01/05/27...............................   1,942      2,614,816
Federal Home Loan Bank
         4.875%, 05/17/17...............................   1,620      1,674,641
         5.000%, 11/17/17...............................   9,620     10,153,371
         0.750%, 12/08/17...............................   3,600      3,601,030
         3.125%, 12/08/17...............................   5,990      6,183,759
         1.375%, 03/09/18...............................  11,185     11,289,994
         1.250%, 06/08/18...............................   9,375      9,452,006
         4.750%, 06/08/18...............................   3,170      3,400,148
         2.000%, 09/14/18...............................  14,660     15,017,601
         1.750%, 12/14/18...............................  24,920     25,441,750
         1.500%, 03/08/19...............................  11,350     11,530,272
         1.875%, 03/08/19...............................  16,720     17,155,155
         5.375%, 05/15/19...............................  16,985     19,072,830
         1.625%, 06/14/19...............................  16,120     16,448,606
         5.125%, 08/15/19...............................   1,585      1,782,004
         1.375%, 09/13/19...............................   1,495      1,515,918
         4.500%, 09/13/19...............................  11,070     12,284,767
         4.125%, 12/13/19...............................   7,785      8,595,263
         1.875%, 03/13/20...............................  37,695     38,819,404
         4.125%, 03/13/20...............................  44,635     49,534,316
         3.000%, 03/18/20...............................   5,415      5,793,530
         3.375%, 06/12/20...............................   8,535      9,286,276
         2.875%, 09/11/20...............................   4,405      4,723,442
         4.625%, 09/11/20...............................   7,680      8,758,871
         3.125%, 12/11/20...............................   1,795      1,948,002
         5.250%, 12/11/20...............................   2,260      2,657,035
         1.750%, 03/12/21...............................  12,110     12,437,697
         5.000%, 03/12/21...............................   1,555      1,823,292
         2.250%, 06/11/21...............................  20,965     22,002,495

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED


                                                            FACE
                                                           AMOUNT^
                                                            (000)     VALUE+
                                                           ------- ------------
    3.625%, 06/11/21...................................... $ 3,005 $  3,348,390
    5.625%, 06/11/21......................................  11,075   13,386,796
    2.375%, 09/10/21......................................  11,785   12,467,245
    3.000%, 09/10/21......................................   9,355   10,171,654
    2.625%, 12/10/21......................................  32,225   34,517,583
    5.000%, 12/10/21......................................  13,625   16,281,344
    2.250%, 03/11/22......................................   2,995    3,144,597
    2.500%, 03/11/22......................................   3,295    3,507,320
    5.250%, 06/10/22......................................   2,470    3,004,009
    5.750%, 06/10/22......................................   5,840    7,264,691
    2.000%, 09/09/22......................................   4,860    5,027,957
    5.375%, 09/30/22......................................  18,980   23,423,977
    5.250%, 12/09/22......................................   4,490    5,524,887
    4.750%, 03/10/23......................................  14,735   17,763,249
    3.250%, 06/09/23......................................  10,480   11,676,638
    5.375%, 08/15/24......................................   3,855    4,933,706
    5.365%, 09/09/24......................................     600      767,313
    4.375%, 03/13/26......................................   6,020    7,359,968
    5.750%, 06/12/26......................................  11,915   16,082,140
Federal Home Loan Mortgage Corporation
    1.250%, 05/12/17......................................     491      493,621
    1.000%, 07/28/17......................................     589      591,140
    1.000%, 09/29/17......................................      90       90,328
    1.750%, 05/30/19......................................     529      542,283
    6.750%, 09/15/29......................................  16,186   24,650,291
Federal National Mortgage Association
    1.875%, 09/18/18......................................   1,499    1,533,471
    1.875%, 02/19/19......................................   1,058    1,086,181
#   1.500%, 06/22/20......................................   4,549    4,631,360
    1.250%, 05/06/21......................................   5,000    5,018,885
    6.250%, 05/15/29......................................  33,322   48,789,439
    7.125%, 01/15/30......................................   6,474   10,236,307
    6.625%, 11/15/30......................................   6,500   10,014,719
Tennessee Valley Authority
    6.250%, 12/15/17......................................   5,255    5,646,829
    4.500%, 04/01/18......................................  14,469   15,356,963
    1.750%, 10/15/18......................................   3,237    3,305,097
    3.875%, 02/15/21......................................  31,741   35,629,558
    1.875%, 08/15/22......................................  38,243   39,383,100
    2.875%, 09/15/24......................................  46,120   50,282,053
    6.750%, 11/01/25......................................  25,623   36,050,024
                                                                   ------------
TOTAL AGENCY OBLIGATIONS..................................          899,663,038
                                                                   ------------
U.S. TREASURY OBLIGATIONS -- (23.4%)
U.S. Treasury Bonds
    8.750%, 08/15/20......................................  25,517   33,450,681
    8.125%, 05/15/21......................................  37,017   49,339,759
    8.125%, 08/15/21......................................  35,789   48,228,739
#   7.250%, 08/15/22......................................  28,959   39,305,473
    6.250%, 08/15/23......................................  51,741   69,189,328
#   7.500%, 11/15/24......................................  49,948   74,191,716

                                                        FACE
                                                       AMOUNT^
                                                        (000)        VALUE+
                                                     ----------- --------------
      6.875%, 08/15/25.............................. $    27,371 $   40,146,967
      6.000%, 02/15/26..............................      36,667     51,698,174
      6.750%, 08/15/26..............................      31,317     46,969,693
#     6.625%, 02/15/27..............................      33,173     49,911,642
      5.250%, 11/15/28..............................      36,868     52,044,239
      5.250%, 02/15/29..............................      35,850     50,835,161
      6.125%, 08/15/29..............................      45,884     70,417,010
      6.250%, 05/15/30..............................      51,011     80,505,082
#     5.375%, 02/15/31..............................      52,000     77,583,584
U.S. Treasury Notes
      3.125%, 05/15/19..............................      15,612     16,649,050
      1.750%, 09/30/19..............................      12,210     12,570,097
      3.625%, 02/15/20..............................      10,482     11,495,619
      1.125%, 03/31/20..............................      11,081     11,184,654
      1.125%, 04/30/20..............................       5,990      6,042,678
      3.500%, 05/15/20..............................       4,492      4,927,076
      1.875%, 06/30/20..............................      22,462     23,288,327
      2.000%, 07/31/20..............................      23,360     24,339,424
      2.000%, 09/30/20..............................      52,328     54,567,953
      3.625%, 02/15/21..............................      31,500     35,165,561
      3.125%, 05/15/21..............................      49,865     54,746,554
      2.000%, 10/31/21..............................      39,757     41,614,617
      1.500%, 02/28/23..............................      70,300     71,387,471
      1.500%, 03/31/23..............................      16,000     16,240,000
      1.750%, 05/15/23..............................      69,000     71,185,920
      2.750%, 02/15/24..............................      76,662     84,603,503
                                                                 --------------
TOTAL U.S. TREASURY OBLIGATIONS.....................              1,373,825,752
                                                                 --------------
TOTAL INVESTMENT SECURITIES.........................              5,671,175,545
                                                                 --------------

                                                       SHARES
                                                     -----------
SECURITIES LENDING COLLATERAL -- (3.5%)
(S)@  DFA Short Term Investment Fund................  17,920,911    207,344,943
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $5,667,725,794)^^...........................             $5,878,520,488
                                                                 ==============

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                  LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                  ------- -------------- ------- --------------
Bonds
   Australia.....................   --    $  101,283,449   --    $  101,283,449
   Austria.......................   --         1,969,411   --         1,969,411
   Belgium.......................   --        21,158,752   --        21,158,752
   Canada........................   --       151,328,717   --       151,328,717
   Denmark.......................   --        17,287,486   --        17,287,486
   Finland.......................   --         2,462,125   --         2,462,125
   France........................   --        75,472,861   --        75,472,861
   Germany.......................   --        84,284,879   --        84,284,879
   Ireland.......................   --        51,237,560   --        51,237,560
   Italy.........................   --         8,618,466   --         8,618,466
   Japan.........................   --       103,065,839   --       103,065,839
   Netherlands...................   --        77,820,783   --        77,820,783
   Norway........................   --        24,282,836   --        24,282,836
   Spain.........................   --        24,091,813   --        24,091,813
   Supranational Organization
     Obligations.................   --        22,048,548   --        22,048,548
   Sweden........................   --         8,620,360   --         8,620,360
   Switzerland...................   --        50,361,925   --        50,361,925
   United Kingdom................   --       137,543,997   --       137,543,997
   United States.................   --     2,434,746,948   --     2,434,746,948
Agency Obligations...............   --       899,663,038   --       899,663,038
U.S. Treasury Obligations........   --     1,373,825,752   --     1,373,825,752
Securities Lending Collateral....   --       207,344,943   --       207,344,943
                                    --    --------------   --    --------------
TOTAL............................   --    $5,878,520,488   --    $5,878,520,488
                                    ==    ==============   ==    ==============

                 DFA INFLATION-PROTECTED SECURITIES PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                        FACE
                                                      AMOUNT^^^
                                                        (000)        VALUE+
                                                      ---------- --------------
U.S. TREASURY OBLIGATIONS -- (99.8%)
Treasury Inflation Protected Security
   1.125%, 01/15/21.................................. $   66,500 $   77,703,438
   0.625%, 07/15/21..................................    210,000    234,600,804
   0.125%, 01/15/22..................................    236,500    255,077,878
   0.125%, 07/15/22..................................    180,500    192,266,141
   0.125%, 01/15/23..................................    195,300    205,742,442
   0.375%, 07/15/23..................................    161,000    171,666,779
   0.625%, 01/15/24..................................    193,000    208,125,937
   0.125%, 07/15/24..................................    182,000    186,366,012
   0.250%, 01/15/25..................................    231,000    238,652,051
   2.375%, 01/15/25..................................    135,000    205,512,409
   0.375%, 07/15/25..................................    193,000    202,043,727
   2.000%, 01/15/26..................................    122,800    175,049,387
   2.375%, 01/15/27..................................    111,500    163,356,507
   1.750%, 01/15/28..................................    127,700    172,132,974
   3.625%, 04/15/28..................................    105,500    217,662,484
   2.500%, 01/15/29..................................    117,500    167,557,327
   3.875%, 04/15/29..................................    103,245    218,423,204
   3.375%, 04/15/32..................................     47,000     93,860,156
                                                                 --------------
TOTAL U.S. TREASURY OBLIGATIONS......................             3,385,799,657
                                                                 --------------
TOTAL INVESTMENT SECURITIES..........................             3,385,799,657
                                                                 --------------

                                                       SHARES
                                                      ----------
TEMPORARY CASH INVESTMENTS -- (0.2%)
   State Street Institutional U.S. Government Money
     Market Fund, 0.253%.............................  7,892,119      7,892,119
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,236,096,848)^^............................            $3,393,691,776
                                                                 ==============

DFA INFLATION-PROTECTED SECURITIES PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ---------- -------------- ------- --------------
U.S. Treasury Obligations.....         -- $3,385,799,657   --    $3,385,799,657
Temporary Cash Investments.... $7,892,119             --   --         7,892,119
                               ---------- --------------   --    --------------
TOTAL......................... $7,892,119 $3,385,799,657   --    $3,393,691,776
                               ========== ==============   ==    ==============

                    DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ -----------
MUNICIPAL BONDS -- (99.4%)

ALABAMA -- (1.0%)
Alabama State (GO) Series A
         5.000%, 08/01/19................................... $4,500 $ 5,078,115
         5.000%, 08/01/20...................................  5,495   6,400,521
         5.000%, 08/01/21...................................  1,450   1,738,144
         5.000%, 08/01/21...................................  6,030   7,228,282
                                                                    -----------
TOTAL ALABAMA...............................................         20,445,062
                                                                    -----------
ALASKA -- (0.2%)
Alaska State (GO) Series B
         5.000%, 08/01/20...................................  3,920   4,544,182
                                                                    -----------
ARIZONA -- (1.1%)
Arizona State Transportation Board (RB)
         5.000%, 07/01/17...................................  2,105   2,191,579
         5.000%, 07/01/18...................................  5,050   5,473,594
City of Phoenix (GO)
         4.000%, 07/01/20...................................  1,085   1,220,657
         4.000%, 07/01/21...................................  1,470   1,686,149
Madison Elementary School District No. 38 (GO) Series A
         2.000%, 07/01/20...................................  1,400   1,459,598
Maricopa County Community College District (GO)
         4.000%, 07/01/18...................................  2,210   2,353,871
         3.000%, 07/01/20...................................  6,505   7,049,729
Maricopa County School District No. 3 Tempe Elementary (GO)
         3.000%, 07/01/21...................................  1,410   1,538,437
                                                                    -----------
TOTAL ARIZONA...............................................         22,973,614
                                                                    -----------
ARKANSAS -- (1.5%)
Arkansas State (GO)
         5.000%, 04/01/18...................................  6,890   7,389,112
         5.000%, 04/01/19...................................  7,240   8,065,432
         5.000%, 04/01/21...................................  4,300   5,098,596
         5.000%, 06/15/21...................................  8,730  10,412,096
                                                                    -----------
TOTAL ARKANSAS..............................................         30,965,236
                                                                    -----------
CALIFORNIA -- (0.4%)
California State (GO) Series B
         5.000%, 09/01/18...................................  7,000   7,641,130
                                                                    -----------
COLORADO -- (0.9%)
City & County of Denver (GO) Series A
         5.000%, 08/01/17...................................  3,110   3,249,919
         5.000%, 08/01/18...................................  7,745   8,413,161
         5.000%, 08/01/20...................................  4,920   5,726,536

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
COLORADO -- (Continued)
Denver City & County School District No. 1 (GO)
  Series B (ETM) (ST AID WITHHLDG)
         4.000%, 12/01/18.................................. $   140 $   150,952
Denver City & County School District No. 1 (GO)
  Series B (ST AID WITHHLDG)
         4.000%, 12/01/18..................................   1,045   1,125,737
                                                                    -----------
TOTAL COLORADO.............................................          18,666,305
                                                                    -----------
CONNECTICUT -- (2.6%)
City of Middletown (GO)
         5.000%, 04/01/21..................................   1,905   2,254,968
Connecticut State (GO) Series A
         5.000%, 10/15/19..................................   5,350   6,022,228
Connecticut State (GO) Series B (AMBAC)
         5.250%, 06/01/18..................................  15,310  16,549,344
Connecticut State (GO) Series C
         5.000%, 06/01/18..................................   9,980  10,742,771
Connecticut State (GO) Series F
         4.000%, 11/15/17..................................   6,065   6,329,009
Connecticut State Special Tax Revenue (RB)
         5.000%, 01/01/19..................................  11,000  12,131,680
                                                                    -----------
TOTAL CONNECTICUT..........................................          54,030,000
                                                                    -----------
DELAWARE -- (1.2%)
Delaware State (GO)
         5.000%, 07/01/19..................................   5,000   5,627,700
Delaware State (GO) Series 2009C
         5.000%, 10/01/17..................................   1,535   1,614,866
Delaware State (GO) Series A
         4.000%, 08/01/17..................................   5,100   5,278,908
         5.000%, 08/01/19..................................   5,745   6,484,899
Delaware State (GO) Series C
         5.000%, 03/01/18..................................   5,265   5,635,129
                                                                    -----------
TOTAL DELAWARE.............................................          24,641,502
                                                                    -----------
DISTRICT OF COLUMBIA -- (0.1%)
District of Columbia (GO) Series B (AGM)
         5.250%, 06/01/18..................................   2,265   2,458,748
                                                                    -----------
FLORIDA -- (2.7%)
Florida State Board of Education (GO) Series A
         5.000%, 06/01/17..................................     555     575,790
         5.000%, 06/01/18..................................   4,000   4,322,480
         5.000%, 06/01/19..................................  19,310  21,659,641
         5.000%, 06/01/19..................................  10,100  11,328,968
         5.000%, 06/01/20..................................   2,850   3,302,665

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                            FACE
                                                           AMOUNT
                                                           (000)      VALUE+
                                                           ------- ------------
FLORIDA -- (Continued)
         5.000%, 01/01/21................................. $ 2,340 $  2,757,316
Florida State Board of Education (GO) Series B
         5.000%, 06/01/17.................................   9,700   10,063,362
         5.000%, 06/01/20.................................   1,000    1,158,830
Florida's Turnpike Enterprise (RB) Series A
         5.000%, 07/01/17.................................   1,275    1,326,485
                                                                   ------------
TOTAL FLORIDA.............................................           56,495,537
                                                                   ------------
GEORGIA -- (5.0%)
Athens-Clarke County Unified Government Water &
  Sewerage Revenue (RB) (ETM)
         5.000%, 01/01/17.................................   1,100    1,120,482
City of Albany (GO)
         3.000%, 06/01/17.................................   2,220    2,265,776
De Kalb County School District (GO) (ST AID WITHHLDG)
         4.000%, 11/01/17.................................   8,575    8,947,927
DeKalb County (GO) (TAN)
         2.000%, 12/16/16.................................  24,700   24,840,543
Georgia State (GO) Series A
         5.000%, 07/01/19.................................   7,350    8,281,833
Georgia State (GO) Series A-1
         5.000%, 02/01/20.................................   4,210    4,836,995
Georgia State (GO) Series D
         5.000%, 07/01/17.................................   4,000    4,164,920
         5.000%, 02/01/19.................................   7,970    8,845,345
Georgia State (GO) Series E-1
         4.500%, 07/01/19.................................   6,890    7,664,298
Georgia State (GO) Series I
         5.000%, 07/01/19.................................  20,475   23,070,821
Georgia State Road & Tollway Authority (RB) Series A
         5.000%, 06/01/17.................................   1,000    1,036,180
Georgia State Road & Tollway Authority (RB) Series B
  (ST GTD)
         5.000%, 10/01/17.................................   8,510    8,955,839
                                                                   ------------
TOTAL GEORGIA.............................................          104,030,959
                                                                   ------------
HAWAII -- (2.0%)
City & County of Honolulu (GO) Series B
         5.000%, 11/01/19.................................   8,000    9,098,720
City & County of Honolulu (GO) Series B (AGM)
         5.250%, 07/01/17.................................   1,175    1,225,995
Hawaii State (GO) Series DR
         5.000%, 06/01/19.................................   9,725   10,908,338
Hawaii State (GO) Series EE
         5.000%, 11/01/18.................................  11,495   12,623,464

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
HAWAII -- (Continued)
Hawaii State (GO) Series EO
         5.000%, 08/01/22.................................. $ 6,000 $ 7,353,840
Maui County (GO)
         5.000%, 06/01/18..................................     500     540,500
                                                                    -----------
TOTAL HAWAII...............................................          41,750,857
                                                                    -----------
ILLINOIS -- (0.4%)
Central Lake County Joint Action Water Agency (RB)
         4.000%, 05/01/18..................................   6,195   6,551,027
City of Peoria (GO) Series D
         4.000%, 01/01/17..................................   1,620   1,642,712
                                                                    -----------
TOTAL ILLINOIS.............................................           8,193,739
                                                                    -----------
IOWA -- (0.2%)
State of Iowa (RB) Series A (ETM)
         5.000%, 06/01/18..................................   4,785   5,168,948
                                                                    -----------
KANSAS -- (1.0%)
City of Wichita (GO) Series A
         5.000%, 12/01/19..................................   3,960   4,517,687
Johnson County Unified School District No. 229 Blue
  Valley (GO) Series A
         5.000%, 10/01/17..................................   5,635   5,926,160
Kansas State Department of Transportation (RB) Series A
         5.000%, 09/01/17..................................   4,000   4,194,120
Kansas State Department of Transportation (RB) Series C
         5.000%, 09/01/19..................................   4,975   5,634,984
Sedgwick County Unified School District No. 266 Maize
  (GO) Series A
         2.000%, 09/01/18..................................   1,000   1,029,910
                                                                    -----------
TOTAL KANSAS...............................................          21,302,861
                                                                    -----------
KENTUCKY -- (--%)
Kentucky State Asset Liability Commission (RB) Series A
  (AMBAC)
         5.000%, 10/01/16..................................     500     503,670
                                                                    -----------
LOUISIANA -- (0.4%)
Louisiana State (GO) Series A
         5.000%, 02/01/18..................................   2,000   2,127,940
Louisiana State (GO) Series C
         5.000%, 08/01/21..................................   5,000   5,891,800
                                                                    -----------
TOTAL LOUISIANA............................................           8,019,740
                                                                    -----------
MARYLAND -- (7.3%)
Anne Arundel County (GO)
         5.000%, 04/01/21..................................  12,740  15,138,178

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                            FACE
                                                           AMOUNT
                                                           (000)      VALUE+
                                                           ------- ------------
MARYLAND -- (Continued)
Baltimore County (GO)
         5.000%, 08/01/18................................. $ 2,450 $  2,665,968
Baltimore County (GO) Series B
         5.000%, 08/01/17.................................   6,550    6,844,684
         5.000%, 08/01/18.................................   5,000    5,440,750
Charles County (GO)
         5.000%, 03/01/19.................................   2,450    2,723,983
Maryland State (GO) Series A
         5.000%, 08/01/19.................................  20,000   22,595,000
Maryland State (GO) Series B
         5.000%, 03/01/19.................................   6,300    7,011,396
         5.000%, 08/01/19.................................  11,500   12,992,125
Maryland State (GO) Series C
         5.000%, 11/01/18.................................   9,305   10,227,312
         5.000%, 08/01/19.................................   2,000    2,259,500
Montgomery County (GO) Series B
         5.000%, 12/01/21.................................   4,000    4,846,560
Prince George's County (GO) Series B
         5.000%, 09/15/18.................................  16,190   17,703,927
         4.000%, 03/01/19.................................   9,575   10,411,568
         4.000%, 03/01/20.................................   9,780   10,918,294
Prince George's County (GO) Series C
         5.000%, 08/01/18.................................  10,075   10,965,227
Talbot County (GO)
         2.000%, 12/15/21.................................   1,330    1,395,755
Washington Suburban Sanitary Commission (GO)
         5.000%, 06/01/18.................................   2,350    2,541,713
Washington Suburban Sanitary Commission (GO) Series A
         4.000%, 06/01/18.................................   5,000    5,317,050
                                                                   ------------
TOTAL MARYLAND............................................          151,998,990
                                                                   ------------
MASSACHUSETTS -- (4.1%)
City of Boston (GO) Series A
         5.000%, 03/01/18.................................   3,960    4,238,388
Commonwealth of Massachusetts (GO) Series A
         5.000%, 04/01/17.................................   5,000    5,151,000
         5.000%, 05/01/21.................................  10,000   11,900,000
Commonwealth of Massachusetts (GO) Series B
         5.000%, 08/01/18.................................   3,750    4,080,563
Commonwealth of Massachusetts (GO) Series C
         5.000%, 08/01/20.................................   8,500    9,897,060
Commonwealth of Massachusetts (GO) Series D (AMBAC)
         5.500%, 10/01/19.................................   4,220    4,856,460

                                                           FACE
                                                          AMOUNT
                                                          (000)     VALUE+
                                                          ------- -----------
MASSACHUSETTS -- (Continued)
Commonwealth of Massachusetts (GO) Series E
       5.000%, 12/01/17.................................. $15,000 $15,900,300
Massachusetts Bay Transportation Authority (RB) Series A
       5.250%, 07/01/19..................................   3,115   3,527,520
Massachusetts Clean Water Trust (The) (RB)
       5.000%, 08/01/20..................................   5,830   6,798,246
Massachusetts Water Resources Authority (RB) Series J
  (AGM) (GO OF AUTH)
       5.250%, 08/01/18..................................  18,000  19,668,240
                                                                  -----------
TOTAL MASSACHUSETTS......................................          86,017,777
                                                                  -----------
MICHIGAN -- (2.2%)
Chippewa Valley Schools (GO) (Q-SBLF)
       5.000%, 05/01/17..................................   1,000   1,033,010
Michigan Finance Authority (RB) Series A
       5.000%, 07/01/18..................................  25,260  27,353,549
Michigan State (GO)
       5.000%, 11/01/19..................................  13,000  14,776,450
Michigan State Trunk Line Revenue (RB)
       5.000%, 11/15/18..................................   1,530   1,678,746
                                                                  -----------
TOTAL MICHIGAN...........................................          44,841,755
                                                                  -----------
MINNESOTA -- (3.8%)
City of Minneapolis (GO)
       1.000%, 12/01/16..................................   5,200   5,209,880
       2.000%, 12/01/18..................................   5,085   5,248,127
City of Rochester (GO) Series A
       5.000%, 02/01/18..................................   2,590   2,763,711
Lakeville Independent School District No. 194 (GO)
  Series D (SD CRED PROG)
       5.000%, 02/01/19..................................   4,425   4,897,015
Minnesota State (GO) Series A
       5.000%, 08/01/17..................................  13,665  14,278,422
Minnesota State (GO) Series B
       5.000%, 08/01/19..................................   4,000   4,521,520
       4.000%, 08/01/20..................................   8,800   9,923,408
Minnesota State (GO) Series D
       5.000%, 08/01/21..................................   7,230   8,682,363
Minnesota State (GO) Series E
       2.000%, 08/01/19..................................     725     755,080
Minnesota State (GO) Series F
       5.000%, 10/01/17..................................  12,000  12,627,240

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
MINNESOTA -- (Continued)
Owatonna Independent School District No. 761 (GO) Series A
  (SD CRED PROG)
            2.000%, 02/01/18............................... $ 2,855 $ 2,918,238
University of Minnesota (RB) Series A (GO OF UNIV)
            5.000%, 12/01/17...............................   6,040   6,400,044
                                                                    -----------
TOTAL MINNESOTA............................................          78,225,048
                                                                    -----------
MISSISSIPPI -- (0.1%)
Mississippi State (GO) Series C
            5.000%, 10/01/18...............................   2,800   3,064,740
                                                                    -----------
MISSOURI -- (1.0%)
Jackson County Reorganized School District No. 7 (GO)
            3.000%, 03/01/21...............................   2,375   2,595,946
Missouri State (GO) Series A
            4.000%, 10/01/17...............................  11,850  12,333,717
            5.000%, 12/01/20...............................   4,515   5,326,346
                                                                    -----------
TOTAL MISSOURI.............................................          20,256,009
                                                                    -----------
NEVADA -- (1.4%)
City of Henderson NV (GO)
            5.000%, 06/01/19...............................   5,295   5,920,287
Clark County (GO)
            5.000%, 11/01/16...............................   7,425   7,507,046
Clark County School District (GO) Series B (AMBAC)
            4.500%, 06/15/17...............................   5,770   5,968,315
Clark County School District (GO) Series C
(currency)  5.000%, 06/15/26
            (Pre-refunded @ $100, 12/15/17)................   4,750   5,042,077
Nevada State (RB)
            5.000%, 12/01/17...............................   2,600   2,753,920
Washoe County School District (GO) Series A
            3.000%, 06/01/19...............................   1,125   1,194,053
                                                                    -----------
TOTAL NEVADA...............................................          28,385,698
                                                                    -----------
NEW HAMPSHIRE -- (0.2%)
City of Dover (GO)
            3.000%, 06/15/17...............................   1,000   1,021,150
City of Nashua (GO)
            5.000%, 03/15/17...............................   1,400   1,438,822
            4.000%, 07/15/21...............................   1,720   1,972,169
                                                                    -----------
TOTAL NEW HAMPSHIRE........................................           4,432,141
                                                                    -----------

                                                           FACE
                                                          AMOUNT
                                                          (000)     VALUE+
                                                          ------- -----------
NEW JERSEY -- (0.6%)
Livingston Township (GO)
       3.000%, 01/15/17.................................. $ 1,810 $ 1,830,471
Monmouth County (GO)
       5.000%, 07/15/20..................................   4,540   5,283,789
       5.000%, 07/15/21..................................   3,770   4,516,686
                                                                  -----------
TOTAL NEW JERSEY.........................................          11,630,946
                                                                  -----------
NEW MEXICO -- (1.4%)
City of Albuquerque (GO) Series A
       5.000%, 07/01/18..................................   4,775   5,176,482
New Mexico State (GO)
       5.000%, 03/01/17..................................   4,745   4,868,844
       5.000%, 03/01/19..................................   1,500   1,668,150
New Mexico State Severance Tax Permanent Fund (RB)
  Series A
       5.000%, 07/01/19..................................   6,500   7,299,955
New Mexico State Severance Tax Permanent Fund (RB)
  Series A-2
       5.000%, 07/01/18..................................  10,000  10,838,800
                                                                  -----------
TOTAL NEW MEXICO.........................................          29,852,231
                                                                  -----------
NEW YORK -- (6.8%)
Brewster Central School District (GO) (ST AID
  WITHHLDG)
       2.000%, 10/01/19..................................   1,160   1,205,576
City of New York (GO) Series A-1
       5.000%, 08/01/17..................................     875     914,463
City of New York (GO) Series B
       5.000%, 08/01/17..................................   5,460   5,706,246
City of New York (GO) Series C
       5.000%, 08/01/18..................................   6,265   6,811,997
City of New York (GO) Series G
       5.000%, 08/01/18..................................   8,000   8,698,480
       5.000%, 08/01/19..................................  15,310  17,237,988
       5.000%, 08/01/21..................................   5,915   7,052,100
City of New York (GO) Series H-A
       5.000%, 03/01/19..................................  10,105  11,210,285
County of Columbia (GO) Series A (AGM)
       2.000%, 02/01/19..................................     500     514,540
New York State (GO) Series A
       4.000%, 03/01/18..................................     400     422,168
New York State Dormitory Authority (RB) Series A
       5.000%, 02/15/18..................................  11,440  12,223,526
New York State Dormitory Authority (RB) Series B
       5.000%, 02/15/20..................................  15,000  17,207,400
       5.000%, 02/15/22..................................   4,000   4,844,800

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT
                                                          (000)      VALUE+
                                                          ------- ------------
NEW YORK -- (Continued)
New York State Dormitory Authority (RB) Series C
            5.000%, 03/15/19............................. $   700 $    779,065
New York State Thruway Authority (RB) Series B
(currency)  5.000%, 04/01/27
            (Pre-refunded @ $100, 10/1/17)...............   1,000    1,051,550
New York State Thruway Authority Highway & Bridge Trust
  Fund (RB) Series A
(currency)  5.000%, 04/01/25
            (Pre-refunded @ $100, 4/1/17)................     900      927,000
New York State Urban Development Corp. (RB) Series A
            5.000%, 03/15/17.............................   2,195    2,256,416
New York State Urban Development Corp. (RB) Series C
            5.000%, 12/15/17.............................   5,765    6,117,876
            5.000%, 12/15/18.............................     250      275,810
Suffolk County (GO) Series B
            3.000%, 10/15/16.............................   2,000    2,009,320
Town of Brookhaven (GO) Series A
            3.000%, 02/01/19.............................   5,080    5,380,126
Town of Hempstead (GO) Series B
            5.000%, 02/01/17.............................   5,165    5,281,987
            5.000%, 02/01/18.............................   9,915   10,581,585
Triborough Bridge & Tunnel Authority (RB) Series B
            4.000%, 11/15/18.............................  11,860   12,775,829
Union Free School District Of The Tarrytowns (GO)
  Series A (ST AID WITHHLDG)
            5.000%, 01/15/18.............................     150      159,627
                                                                  ------------
TOTAL NEW YORK...........................................          141,645,760
                                                                  ------------
NORTH CAROLINA -- (3.8%)
City of Charlotte (RB)
            5.000%, 07/01/19.............................  10,555   11,886,619
County of Onslow NC (GO)
            4.000%, 12/01/17.............................     525      549,428
Davie County (GO)
            5.000%, 05/01/20.............................   1,595    1,837,153
North Carolina State (GO) Series A
            5.000%, 03/01/17.............................  11,245   11,542,543
            5.000%, 03/01/19.............................   5,000    5,568,700
North Carolina State (GO) Series B
            5.000%, 06/01/18.............................  29,730   32,161,022
Wake County (GO)
            5.000%, 03/01/19.............................   7,225    8,042,870
Wake County (GO) Series A
            5.000%, 05/01/17.............................   2,675    2,765,950

                                                           FACE
                                                          AMOUNT
                                                          (000)      VALUE+
                                                          ------- ------------
NORTH CAROLINA -- (Continued)
Wake County (GO) Series B
    5.000%, 05/01/18..................................... $ 4,625 $  4,985,981
                                                                  ------------
TOTAL NORTH CAROLINA.....................................           79,340,266
                                                                  ------------
OHIO -- (5.3%)
City of Columbus (GO) Series 1
    5.000%, 07/01/20.....................................  10,000   11,609,800
City of Columbus (GO) Series A
    5.000%, 02/15/17.....................................   8,550    8,758,363
    5.000%, 02/15/19.....................................  10,000   11,107,200
    3.000%, 07/01/21.....................................  12,830   14,037,303
Greater Cleveland Regional Transit Authority (GO)
  Series B
    5.000%, 12/01/16.....................................   2,725    2,765,821
Ohio State (GO) Series A
    3.000%, 05/01/20.....................................   5,000    5,406,850
    5.000%, 05/01/20.....................................   7,000    8,085,140
    5.000%, 09/15/21.....................................   2,335    2,804,895
Ohio State (GO) Series B
    5.000%, 08/01/19.....................................   7,270    8,197,070
    5.000%, 09/01/19.....................................   4,215    4,765,901
    5.000%, 08/01/20.....................................  10,000   11,639,300
    5.000%, 06/15/21.....................................   9,500   11,335,495
Ohio State (GO) Series C
    5.000%, 08/01/17.....................................   2,475    2,586,103
    5.000%, 09/15/18.....................................   1,300    1,421,563
Ohio State (GO) Series T
    5.000%, 04/01/21.....................................   2,040    2,419,909
Ohio State Water Development Authority (RB) Series A
    5.000%, 06/01/21.....................................   1,825    2,176,751
                                                                  ------------
TOTAL OHIO...............................................          109,117,464
                                                                  ------------
OKLAHOMA -- (0.9%)
Cleveland County Independent School District No. 29 (GO)
    1.500%, 03/01/17.....................................   1,465    1,472,765
Payne County Independent School District No. 16
  Stillwater (GO)
    1.500%, 06/01/17.....................................   3,355    3,379,894
Tulsa County Independent School District No. 1 Tulsa
  (GO) Series B
    2.000%, 08/01/17.....................................   5,800    5,881,548
Tulsa County Independent School District No. 1 Tulsa
  (GO) Series C
    1.500%, 07/01/18.....................................   6,970    7,076,989
                                                                  ------------
TOTAL OKLAHOMA...........................................           17,811,196
                                                                  ------------

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT
                                                          (000)     VALUE+
                                                          ------- -----------
OREGON -- (0.8%)
Clackamas County School District No. 12 North Clackamas
  (GO) Series A (AGM) (SCH BD GTY)
    5.000%, 06/15/17..................................... $ 3,000 $ 3,115,770
Multnomah County (GO)
    5.000%, 08/01/19.....................................   4,580   5,162,576
Oregon State (GO) Series I
    5.000%, 05/01/17.....................................   7,565   7,820,470
                                                                  -----------
TOTAL OREGON.............................................          16,098,816
                                                                  -----------
PENNSYLVANIA -- (4.6%)
Commonwealth of Pennsylvania (GO)
    5.000%, 07/01/18.....................................   3,755   4,057,991
Commonwealth of Pennsylvania (GO) Series 1
    5.000%, 04/01/17.....................................   8,000   8,237,280
    5.000%, 11/15/18.....................................  10,645  11,667,239
    5.000%, 07/01/19.....................................   7,655   8,578,269
    5.000%, 04/01/20.....................................   8,500   9,702,665
Commonwealth of Pennsylvania (GO) Series 2
    5.000%, 10/15/19.....................................   2,250   2,546,415
Commonwealth of Pennsylvania (GO) Series A
    5.000%, 02/15/19.....................................   5,010   5,541,962
Conestoga Valley School District (GO) (ST AID WITHHLDG)
    4.000%, 01/15/17.....................................   2,680   2,721,111
Council Rock School District (GO) Series C (ST AID
  WITHHLDG)
    5.000%, 11/15/17.....................................   5,285   5,576,891
Pennsylvania Economic Dev. Financing Authority (RB)
  Series A
    5.000%, 07/01/17.....................................  19,555  20,361,253
    5.000%, 07/01/19.....................................  14,735  16,598,535
                                                                  -----------
TOTAL PENNSYLVANIA.......................................          95,589,611
                                                                  -----------
RHODE ISLAND -- (0.4%)
Rhode Island State (GO) Series A
    4.000%, 08/01/17.....................................   2,065   2,135,974
    5.000%, 08/01/19.....................................   4,700   5,296,336
                                                                  -----------
TOTAL RHODE ISLAND.......................................           7,432,310
                                                                  -----------
SOUTH CAROLINA -- (3.9%)
Beaufort County School District (GO) Series D (SCSDE)
    5.000%, 03/01/17.....................................   6,425   6,593,849
Charleston County School District Dev. Corp. (GO)
  Series A (SCSDE)
    5.000%, 02/01/19.....................................   7,595   8,409,184

                                                           FACE
                                                          AMOUNT
                                                          (000)     VALUE+
                                                          ------- -----------
SOUTH CAROLINA -- (Continued)
Darlington County School District (GO) (SCSDE)
    3.000%, 03/01/19..................................... $ 3,000 $ 3,178,320
Dorchester County School District No. 2 (GO) Series A
  (SCSDE)
    5.000%, 03/01/21.....................................   1,885   2,229,898
Florence County (GO) (ST AID WITHHLDG)
    4.000%, 06/01/19.....................................  15,000  16,387,950
Florence School District One (GO) (SCSDE)
    5.000%, 03/01/19.....................................   3,730   4,142,053
Lexington & Richland School District No. 5 (GO) Series B
  (SCSDE)
    5.000%, 03/01/21.....................................   1,660   1,962,087
Richland County School District No. 2 (GO) Series A
  (SCSDE)
    5.000%, 02/01/20.....................................   5,520   6,317,364
    5.000%, 02/01/21.....................................   7,000   8,257,970
Richland County School District No. 2 (GO) Series C
  (SCSDE)
    5.000%, 02/01/19.....................................   5,740   6,355,328
South Carolina State (GO) Series A
    5.000%, 06/01/20.....................................   8,945  10,387,828
South Carolina State (GO) Series A (ST AID WITHHLDG)
    5.000%, 10/01/16.....................................   7,415   7,470,613
                                                                  -----------
TOTAL SOUTH CAROLINA.....................................          81,692,444
                                                                  -----------
TENNESSEE -- (4.2%)
City of Chattanooga (GO) Series A
    4.000%, 09/01/18.....................................   9,160   9,794,238
City of Kingsport (GO) Series B
    3.000%, 04/01/17.....................................   2,005   2,038,965
City of Memphis (GO) (NATL-RE)
    5.250%, 10/01/18.....................................   4,000   4,395,120
City of Memphis (GO) Series A
    5.000%, 04/01/17.....................................   1,230   1,267,060
    5.000%, 04/01/21.....................................   4,550   5,383,605
City of Memphis (GO) Series D
    5.000%, 07/01/19.....................................   4,180   4,697,024
Hamilton County (GO) Series A
    5.000%, 05/01/21.....................................   3,895   4,637,036
Metropolitan Government of Nashville & Davidson County
  (GO)
    5.000%, 07/01/21.....................................   9,055  10,810,493
Metropolitan Government of Nashville & Davidson County
  (RB) Series E (ETM)
    4.000%, 10/01/17.....................................   1,500   1,560,345
Shelby County (GO) Series A
    5.000%, 04/01/17.....................................  17,400  17,925,480

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT
                                                          (000)     VALUE+
                                                          ------- -----------
TENNESSEE -- (Continued)
    5.000%, 04/01/20..................................... $18,135 $20,905,847
    5.000%, 03/01/21.....................................   2,550   3,020,348
                                                                  -----------
TOTAL TENNESSEE..........................................          86,435,561
                                                                  -----------
TEXAS -- (7.8%)
City of Allen (GO)
    5.000%, 08/15/21.....................................   1,840   2,195,414
City of Dallas (GO)
    5.000%, 02/15/19.....................................   8,400   9,323,328
City of El Paso (GO)
    3.000%, 08/15/17.....................................     500     512,970
City of Fort Worth Water & Sewer System (RB)
    5.000%, 02/15/18.....................................  10,690  11,423,868
    5.000%, 02/15/19.....................................     830     921,682
City of Frisco (GO) Series A
    5.000%, 02/15/21.....................................   4,825   5,673,621
City of Houston (GO) Series A
    4.000%, 03/01/18.....................................   2,000   2,107,920
City of San Antonio (GO)
    5.000%, 02/01/20.....................................   7,350   8,417,146
City of San Antonio Electric & Gas (RB) Series D
    5.000%, 02/01/19.....................................     700     775,040
Comal Independent School District (GO) Series A (PSF-GTD)
    5.000%, 02/01/18.....................................   3,990   4,256,372
Dallas Area Rapid Transit (RB) Series A
    5.000%, 12/01/16.....................................   8,000   8,119,600
Dallas Independent School District (GO) (PSF-GTD)
    5.250%, 02/15/18.....................................   2,000   2,144,600
Mesquite Independent School District (GO) Series B
  (PSF-GTD)
    5.000%, 08/15/17.....................................   1,000   1,046,530
Northside Independent School District (GO) (PSF-GTD)
    5.000%, 02/15/18.....................................   1,250   1,335,613
Permanent University Fund (RB)
    5.000%, 07/01/18.....................................  12,585  13,655,732
Plano Independent School District (GO) (PSF-GTD)
    5.000%, 02/15/17.....................................     900     921,834
San Antonio Independent School District (GO) (PSF-GTD)
    5.000%, 02/15/20.....................................   2,500   2,869,800
San Jacinto College District (GO)
    5.000%, 02/15/17.....................................   5,000   5,121,300
Texas State (GO)
    5.000%, 10/01/16.....................................   5,125   5,162,976
    5.000%, 04/01/17.....................................  15,000  15,450,900
    5.000%, 04/01/19.....................................   4,350   4,849,597

                                                           FACE
                                                          AMOUNT
                                                          (000)      VALUE+
                                                          ------- ------------
TEXAS -- (Continued)
    5.000%, 10/01/23..................................... $ 1,425 $  1,784,385
Texas State (GO) Series A
    5.000%, 10/01/21.....................................   2,200    2,640,330
Texas State (GO) Series B
    5.000%, 10/01/16.....................................  10,070   10,144,619
Texas Tech University (RB) Series A
    5.000%, 08/15/19.....................................   3,025    3,407,905
Texas Transportation Commission State Highway Fund (RB)
  Series A
    4.750%, 04/01/17.....................................  16,750   17,226,035
    5.000%, 04/01/18.....................................   5,000    5,371,700
    5.000%, 04/01/19.....................................   5,110    5,692,591
University of Texas System (The) (RB) Series A
    5.250%, 08/15/18.....................................     750      820,538
University of Texas System (The) (RB) Series C
    5.000%, 08/15/19.....................................   7,975    9,007,603
                                                                  ------------
TOTAL TEXAS..............................................          162,381,549
                                                                  ------------
UTAH -- (2.3%)
Alpine School District (GO) (SCH BD GTY)
    4.500%, 03/15/17.....................................   4,000    4,099,880
    5.000%, 03/15/21.....................................     940    1,118,111
Jordan School District (GO) (SCH BD GTY)
    5.000%, 06/15/19.....................................  16,420   18,475,291
Utah State (GO)
    5.000%, 07/01/22.....................................   9,690   11,896,801
Utah State (GO) Series C
    5.000%, 07/01/17.....................................     250      260,308
    5.000%, 07/01/18.....................................   3,150    3,418,002
    4.500%, 07/01/19.....................................   6,675    7,414,857
                                                                  ------------
TOTAL UTAH...............................................           46,683,250
                                                                  ------------
VERMONT -- (--%)
Vermont State (GO) Series F
    5.000%, 08/15/17.....................................     625      654,019
                                                                  ------------
VIRGINIA -- (8.2%)
Arlington County (GO) (ST AID WITHHLDG)
    4.000%, 08/15/21.....................................   2,125    2,452,994
Chesterfield County (GO) Series A
    5.000%, 01/01/19.....................................   3,575    3,954,594
City of Hampton (GO) Series B (ST AID WITHHLDG)
    5.000%, 09/01/21.....................................   2,700    3,242,295

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT
                                                          (000)      VALUE+
                                                          ------- ------------
VIRGINIA -- (Continued)
City of Norfolk (GO) Series C (ST AID WITHHLDG)
    5.000%, 10/01/19..................................... $ 2,500 $  2,830,450
City of Richmond (GO) Series A (ST AID WITHHLDG)
    5.000%, 03/01/20.....................................   1,000    1,148,600
City of Virginia Beach (GO) Series A
    4.000%, 08/01/17.....................................     145      150,072
Commonwealth of Virginia (GO) Series B
    5.000%, 06/01/17.....................................  10,460   10,851,832
    5.000%, 06/01/19.....................................  15,955   17,925,123
Fairfax County (GO) Series A (ST AID WITHHLDG)
    4.000%, 10/01/18.....................................   5,380    5,779,357
    4.000%, 10/01/19.....................................  12,300   13,599,372
    4.000%, 10/01/20.....................................  15,530   17,566,604
Fairfax County (GO) Series B (ST AID WITHHLDG)
    5.000%, 10/01/18.....................................  10,000   10,956,900
    4.000%, 04/01/19.....................................   7,000    7,633,150
Henrico County (GO)
    5.000%, 07/15/19.....................................   5,460    6,152,819
Loudoun County (GO) Series A
    4.000%, 12/01/17.....................................   3,555    3,719,916
University of Virginia (RB) Series B
    5.000%, 08/01/21.....................................  15,000   18,037,650
Virginia Public Building Authority (RB) Series A
    5.000%, 08/01/18.....................................   8,370    9,093,838
Virginia Public School Authority (RB) Series A (ST AID
  WITHHLDG)
    4.000%, 08/01/17.....................................   6,465    6,690,499
Virginia Public School Authority (RB) Series B (ST AID
  WITHHLDG)
    5.000%, 08/01/19.....................................  15,580   17,551,805
Virginia Resources Authority (RB) Series B
    4.000%, 10/01/19.....................................   4,875    5,380,294
Virginia State Public School Authority (RB) (ST AID
  WITHHLDG)
    5.000%, 07/15/19.....................................   4,080    4,602,852
                                                                  ------------
TOTAL VIRGINIA...........................................          169,321,016
                                                                  ------------
WASHINGTON -- (4.2%)
Central Puget Sound Regional Transit Authority (RB)
  Series P-1
    5.000%, 02/01/18.....................................   3,000    3,199,350

                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ ----------
WASHINGTON -- (Continued)
City of Seattle (GO)
    5.000%, 12/01/17..................................... $4,050 $4,290,287
City of Seattle Water System Revenue (RB)
    5.000%, 09/01/19.....................................  3,890  4,406,047
King County School District No. 405 Bellevue (GO)
  (SCH BD GTY)
    5.000%, 12/01/18.....................................  1,240  1,365,922
King County School District No. 405 Bellevue (GO)
  Series A (SCH BD GTY)
    5.000%, 12/01/18.....................................    400    440,620
King County Sewer Revenue (RB)
    5.000%, 01/01/18.....................................  4,670  4,963,042
Snohomish County Public Utility District No. 1 (RB)
    5.000%, 12/01/18.....................................  3,190  3,507,692
    5.000%, 12/01/19.....................................  5,810  6,626,189
Snohomish County School District No. 6 Mukilteo (GO)
  (SCH BD GTY)
    5.000%, 12/01/18.....................................    500    548,695
Washington State (GO)
    5.000%, 07/01/18.....................................  3,000  3,252,840
    5.000%, 07/01/20.....................................  3,650  4,232,978
Washington State (GO) Series 2010A
    5.000%, 08/01/18.....................................  4,500  4,891,005
Washington State (GO) Series 2013A
    5.000%, 08/01/21.....................................  4,245  5,074,770
Washington State (GO) Series A
    5.000%, 08/01/18.....................................  2,735  2,972,644
Washington State (GO) Series A-1
    5.000%, 08/01/21.....................................  1,500  1,793,205
Washington State (GO) Series B
    4.000%, 07/01/18.....................................  9,000  9,587,700
Washington State (GO) Series C
    5.000%, 07/01/17.....................................  4,975  5,181,015
Washington State (GO) Series D
    5.000%, 02/01/19.....................................  1,710  1,893,312
Washington State (GO) Series E
    5.000%, 02/01/19.....................................  4,080  4,517,376
Washington State (GO) Series R-2010A
    5.000%, 01/01/17.....................................  1,215  1,237,976
Washington State (GO) Series R-2014A
    5.000%, 07/01/18.....................................  7,065  7,660,438

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                        FACE
                                                       AMOUNT
                                                       (000)         VALUE+
                                                     ----------- --------------
WASHINGTON -- (Continued)
Washington State (GO) Series R-2015
     5.000%, 07/01/18............................... $     4,160 $    4,510,605
                                                                 --------------
TOTAL WASHINGTON....................................                 86,153,708
                                                                 --------------
WEST VIRGINIA -- (0.6%)
West Virginia State (GO) Series A
     5.000%, 06/01/21...............................       9,620     11,449,051
                                                                 --------------
WISCONSIN -- (2.8%)
City of Milwaukee (GO) Series N2
     5.000%, 04/01/17...............................       5,000      5,149,300
     5.000%, 05/01/19...............................      10,010     11,183,673
     5.000%, 04/01/20...............................       5,860      6,743,922
Wisconsin State (GO) Series 1 (AMBAC)
     5.000%, 05/01/17...............................       9,000      9,304,650
     5.000%, 05/01/19...............................       3,475      3,887,517
Wisconsin State (GO) Series 2
     5.000%, 11/01/19...............................       4,000      4,553,520
     5.000%, 11/01/21...............................       5,475      6,597,375
Wisconsin State (GO) Series B
     5.000%, 05/01/21...............................       9,655     11,484,430
                                                                 --------------
TOTAL WISCONSIN.....................................                 58,904,387
                                                                 --------------
TOTAL MUNICIPAL BONDS...............................              2,061,247,833
                                                                 --------------
TOTAL INVESTMENT SECURITIES.........................              2,061,247,833
                                                                 --------------

                                                       SHARES
                                                     -----------
TEMPORARY CASH INVESTMENTS -- (0.6%)
     JPMorgan Tax Free Money Market Fund, 0.230%....  13,081,615     13,081,615
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,046,342,663)^^...........................             $2,074,329,448
                                                                 ==============

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                              -------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                              ----------- -------------- ------- --------------
Municipal Bonds..............          -- $2,061,247,833   --    $2,061,247,833
Temporary Cash Investments... $13,081,615             --   --        13,081,615
                              ----------- --------------   --    --------------
TOTAL........................ $13,081,615 $2,061,247,833   --    $2,074,329,448
                              =========== ==============   ==    ==============

                DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                          FACE
                                                         AMOUNT
                                                         (000)    VALUE+
                                                         ------ -----------
MUNICIPAL BONDS -- (99.2%)

ALABAMA -- (0.5%)
Alabama State (GO) Series A
    5.000%, 08/01/19.................................... $3,995 $ 4,508,238
    5.000%, 08/01/21....................................    250     299,680
Alabama State (GO) Series B
    5.000%, 11/01/19....................................  1,000   1,138,380
                                                                -----------
TOTAL ALABAMA...........................................          5,946,298
                                                                -----------
ALASKA -- (0.7%)
Borough of North Slope (GO) Series A
    4.000%, 06/30/18....................................    400     424,740
City of Anchorage (GO) Series B
    5.000%, 09/01/21....................................  3,845   4,591,968
    5.000%, 09/01/23....................................    200     249,574
City of Anchorage (GO) Series C
    5.000%, 09/01/24....................................  2,765   3,520,315
                                                                -----------
TOTAL ALASKA............................................          8,786,597
                                                                -----------
ARIZONA -- (0.5%)
Maricopa County Community College District (GO)
    4.000%, 07/01/18....................................  4,000   4,260,400
Maricopa County High School District No. 210-Phoenix
  (GO)
    3.000%, 07/01/23....................................  1,810   1,998,855
                                                                -----------
TOTAL ARIZONA...........................................          6,259,255
                                                                -----------
ARKANSAS -- (1.0%)
Arkansas State (GO)
    5.000%, 04/01/18....................................  2,500   2,681,100
    5.000%, 04/01/21....................................  1,000   1,185,720
    5.000%, 06/15/21....................................  3,750   4,472,550
    5.000%, 04/01/22....................................  2,800   3,402,840
                                                                -----------
TOTAL ARKANSAS                                                   11,742,210
                                                                -----------
CALIFORNIA -- (0.9%)
California State (GO) Series B
    5.000%, 09/01/25....................................  9,000  11,681,640
                                                                -----------
COLORADO -- (1.5%)
Adams & Arapahoe Joint School District 28J (GO) (ST AID
  WITHHLDG)
    5.000%, 12/01/21....................................    425     511,024
Arapahoe County School District No. 5 (GO) (ST AID
  WITHHLDG)
    3.000%, 12/15/16....................................    750     756,938
    5.000%, 12/15/19....................................  3,115   3,565,492
    5.000%, 12/15/19....................................  5,705   6,530,057

                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ -----------
COLORADO -- (Continued)
Boulder County (RB)
    5.000%, 07/15/18..................................... $  540 $   586,100
City & County of Denver (GO) Series A
    5.000%, 08/01/19.....................................  2,085   2,350,879
Denver City & County School District No. 1 (GO) Series A
  (NATL-RE) (ST AID WITHHLDG)
    5.250%, 12/01/21.....................................  2,490   3,036,231
Denver City & County School District No. 1 (GO) Series C
  (ST AID WITHHLDG)
    3.000%, 12/01/23.....................................  1,540   1,724,692
                                                                 -----------
TOTAL COLORADO...........................................         19,061,413
                                                                 -----------
CONNECTICUT -- (1.6%)
City of Middletown (GO)
    4.000%, 04/01/22.....................................  1,350   1,555,470
Connecticut State (GO) Series A
    5.000%, 10/15/17.....................................  2,000   2,105,540
    5.000%, 10/15/18.....................................  3,300   3,600,102
    5.000%, 10/15/19.....................................    600     675,390
Connecticut State (GO) Series B (AMBAC)
    5.250%, 06/01/18.....................................  6,800   7,350,460
Connecticut State (GO) Series E
    5.000%, 08/15/19.....................................  2,775   3,106,696
Connecticut State Special Tax Revenue (ST) Revenue
  Series A (AMBAC)
    4.000%, 08/01/16.....................................    300     300,000
Town of Trumbull (GO) Series A
    3.000%, 09/01/16.....................................    450     450,927
                                                                 -----------
TOTAL CONNECTICUT........................................         19,144,585
                                                                 -----------
DELAWARE -- (1.3%)
Delaware State (GO) Series 2009C
    5.000%, 10/01/17.....................................  3,080   3,240,252
Delaware State (GO) Series A
    5.000%, 08/01/23.....................................  2,225   2,797,404
Delaware State (GO) Series B
    5.000%, 07/01/18.....................................  2,395   2,597,330
    5.000%, 07/01/19.....................................  4,680   5,267,527
New Castle County (GO)
    5.000%, 10/01/23.....................................  1,000   1,260,780
New Castle County (GO) Series B
    5.000%, 07/15/22.....................................    700     858,172
                                                                 -----------
TOTAL DELAWARE...........................................         16,021,465
                                                                 -----------
DISTRICT OF COLUMBIA -- (1.7%)
District of Columbia (GO) Series A
    5.000%, 06/01/20.....................................  3,445   3,985,107

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ -----------
DISTRICT OF COLUMBIA -- (Continued)
    5.000%, 06/01/20..................................... $6,000 $ 6,940,680
    5.000%, 06/01/23.....................................  2,000   2,487,860
    5.000%, 06/01/25.....................................  1,500   1,932,540
District of Columbia (GO) Series B
    5.000%, 06/01/25.....................................  4,500   5,797,620
                                                                 -----------
TOTAL DISTRICT OF COLUMBIA...............................         21,143,807
                                                                 -----------
FLORIDA -- (3.9%)
Board of Governors State University System of Florida
  (RB) Series A
    3.000%, 07/01/24.....................................  2,580   2,849,404
City of Jacksonville (RB)
    5.000%, 10/01/18.....................................    315     344,427
City of Tallahassee Energy System Revenue (RB)
    5.000%, 10/01/20.....................................    250     289,877
Florida State (GO) Series A
    5.000%, 07/01/21.....................................  7,000   8,364,580
Florida State Board of Education (GO) Series A
    5.000%, 06/01/17.....................................    150     155,619
    5.000%, 06/01/18.....................................  5,000   5,403,100
    5.000%, 06/01/19.....................................  2,860   3,208,005
    5.000%, 06/01/20.....................................  4,000   4,635,320
    5.000%, 06/01/24.....................................  1,400   1,783,124
Florida State Board of Education (GO) Series B
    5.000%, 06/01/17.....................................    300     311,238
    5.000%, 06/01/20.....................................  6,400   7,416,512
    5.000%, 06/01/23.....................................    350     436,411
Florida State Board of Education (GO) Series C
    5.000%, 06/01/20.....................................  3,000   3,476,490
Florida State Board of Education (GO) Series D
    5.000%, 06/01/22.....................................  1,000   1,220,180
Pasco County Water & Sewer (RB) Series A
    4.000%, 10/01/17.....................................    320     332,874
Peace River/Manasota Regional Water Supply Authority (RB)
    5.000%, 10/01/25.....................................  2,030   2,592,087
Tampa Bay Water (RB)
    5.000%, 10/01/19.....................................    450     510,084
Tampa Bay Water (RB) Series A
    5.000%, 10/01/25.....................................  2,850   3,723,496
Tampa Bay Water (RB) Series A (ETM)
    5.000%, 10/01/16.....................................    520     523,838
    5.000%, 10/01/16.....................................    480     483,542
                                                                 -----------
TOTAL FLORIDA............................................         48,060,208
                                                                 -----------

                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ -----------
GEORGIA -- (2.6%)
City of Atlanta (GO)
    5.000%, 12/01/19..................................... $5,875 $ 6,706,547
City of Atlanta Water & Wastewater Revenue (RB) Series B
    5.000%, 11/01/19.....................................  1,700   1,933,478
Columbia County School District (GO) (ST AID WITHHLDG)
    5.000%, 04/01/20.....................................  1,700   1,955,085
DeKalb County Water & Sewerage Revenue (RB) Series B
    5.250%, 10/01/24.....................................  2,830   3,639,748
Georgia State (GO) Series A-1
    5.000%, 02/01/22.....................................  2,730   3,317,278
Georgia State (GO) Series F
    5.000%, 12/01/19.....................................  5,000   5,716,600
Georgia State (GO) Series I
    5.000%, 07/01/19.....................................  4,490   5,059,242
    5.000%, 07/01/20.....................................    900   1,047,906
Gordon County School District (GO) (ST AID WITHHLDG)
    3.000%, 09/01/17.....................................    250     256,517
Gwinnett County School District (GO)
    5.000%, 02/01/20.....................................  1,700   1,952,552
Gwinnett County Water & Sewerage Authority (RB) (CNTY
  GTD)
    3.000%, 08/01/17.....................................    375     384,439
                                                                 -----------
TOTAL GEORGIA............................................         31,969,392
                                                                 -----------
HAWAII -- (2.5%)
City & County of Honolulu (GO) Series B
    5.000%, 08/01/20.....................................  1,470   1,710,345
    5.000%, 10/01/23.....................................    200     253,096
    5.000%, 10/01/24.....................................  6,870   8,801,432
    5.000%, 10/01/25.....................................  4,925   6,414,812
City & County of Honolulu (GO) Series B (AGM)
    5.250%, 07/01/17.....................................    545     568,653
City & County of Honolulu (GO) Series C
    2.000%, 11/01/16.....................................  1,230   1,234,735
Hawaii State (GO) Series DO
    5.000%, 08/01/16.....................................    100     100,000
Hawaii State (GO) Series EA
    5.000%, 12/01/21.....................................    850   1,027,438
Hawaii State (GO) Series EE
    5.000%, 11/01/20.....................................    515     604,610
Hawaii State (GO) Series EF
    5.000%, 11/01/22.....................................  2,240   2,761,203
Hawaii State (GO) Series EH
    4.000%, 08/01/19.....................................  1,110   1,219,402

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ -----------
HAWAII -- (Continued)
Hawaii State (GO) Series ET
    3.000%, 10/01/23..................................... $3,710 $ 4,150,674
Maui County (GO)
    5.000%, 06/01/18.....................................  1,750   1,891,750
                                                                 -----------
TOTAL HAWAII.............................................         30,738,150
                                                                 -----------
ILLINOIS -- (--%)
University of Illinois (RB) Series A
    5.000%, 04/01/20.....................................    500     563,440
                                                                 -----------
IOWA -- (0.2%)
City of Ankeny (GO) Series D
    4.000%, 06/01/18.....................................    700     743,456
County of Black Hawk IA (GO) Series A
    5.000%, 06/01/19.....................................  1,200   1,342,776
State of Iowa (RB) Series A (ETM)
    5.000%, 06/01/18.....................................    275     297,066
                                                                 -----------
TOTAL IOWA...............................................          2,383,298
                                                                 -----------
KANSAS -- (2.1%)
City of Lenexa (GO) Series A
    5.000%, 09/01/21.....................................    525     631,313
City of Wichita (GO) Series A
    5.000%, 12/01/19.....................................  3,000   3,422,490
Johnson County (GO) Series B
    3.000%, 09/01/22.....................................  2,260   2,517,391
Johnson County Unified School District No. 229 Blue
  Valley (GO) Series B
    5.000%, 10/01/23.....................................    445     558,266
Johnson County Unified School District No. 232 (GO)
  Series A
    5.000%, 09/01/17.....................................    400     419,012
    5.000%, 09/01/20.....................................  2,550   2,966,542
Kansas State Department of Transportation (RB) Series A
    5.000%, 09/01/17.....................................  4,075   4,272,760
    5.000%, 09/01/21.....................................  2,500   3,009,000
Kansas State Department of Transportation (RB) Series B
    5.000%, 09/01/20.....................................  3,000   3,508,440
Saline County Unified School District No. 305 Salina (GO)
    5.000%, 09/01/20.....................................  1,860   2,163,831
Sedgwick County (GO) Series B
    3.000%, 08/01/17.....................................    500     512,585
Sedgwick County Unified School District No. 260 (GO)
    5.000%, 10/01/21.....................................  1,325   1,587,986

                                                           FACE
                                                          AMOUNT
                                                          (000)     VALUE+
                                                          ------- -----------
KANSAS -- (Continued)
Wyandotte County Unified Government (GO) Series A
    3.000%, 08/01/18..................................... $   580 $   605,787
                                                                  -----------
TOTAL KANSAS.............................................          26,175,403
                                                                  -----------
KENTUCKY -- (0.1%)
Louisville Water Co. (RB) Series A
    4.000%, 11/15/21.....................................   1,215   1,402,790
                                                                  -----------
LOUISIANA -- (2.4%)
Bossier Parish School Board (GO)
    4.000%, 03/01/17.....................................   1,020   1,040,808
Lafayette Consolidated Government (RB) Series ST-A
    4.000%, 03/01/17.....................................   1,330   1,356,347
Louisiana State (GO) Series A
    5.000%, 11/15/19.....................................   4,500   5,090,850
    5.000%, 02/01/24.....................................   2,000   2,470,500
Louisiana State (GO) Series C
    5.000%, 07/15/22.....................................  12,765  15,323,106
Louisiana State (GO) Series D-1
    5.000%, 12/01/20.....................................   4,065   4,725,685
                                                                  -----------
TOTAL LOUISIANA..........................................          30,007,296
                                                                  -----------
MAINE -- (0.3%)
Maine State (GO) Series B
    5.000%, 06/01/20.....................................   3,000   3,477,720
                                                                  -----------
MARYLAND -- (7.1%)
Anne Arundel County (GO)
    5.000%, 04/01/22.....................................   2,475   3,015,490
Baltimore County (GO)
    5.000%, 08/01/22.....................................     400     491,300
Baltimore County (GO) Series B
    5.000%, 08/01/24.....................................   5,800   7,439,660
Baltimore County (GO) Series C
    4.000%, 09/01/18.....................................   2,410   2,581,014
Carroll County (GO)
    4.000%, 11/01/18.....................................   2,890   3,110,073
    5.000%, 11/01/19.....................................   2,300   2,619,861
    5.000%, 11/01/20.....................................   5,450   6,403,314
Charles County (GO)
    5.000%, 03/01/19.....................................   2,000   2,223,660
City of Baltimore (GO) Series B
    5.000%, 10/15/19.....................................   7,330   8,323,068
    5.000%, 10/15/22.....................................   8,060   9,906,224
Harford County (GO)
    5.000%, 09/15/19.....................................   1,545   1,753,034
Howard County (GO) Series A
    5.000%, 02/15/18.....................................   2,000   2,137,620
Maryland State (GO) Series B
    5.000%, 03/01/19.....................................   4,680   5,208,466

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ -----------
MARYLAND -- (Continued)
    5.000%, 08/01/19..................................... $2,500 $ 2,824,375
Maryland State (GO) Series C
    5.000%, 11/01/18.....................................  5,000   5,495,600
    5.000%, 08/01/19.....................................  3,000   3,389,250
Prince George's County (GO) Series B
    5.000%, 09/15/18.....................................  2,000   2,187,020
    4.000%, 03/01/22.....................................  2,480   2,885,554
Prince George's County (GO) Series C
    5.000%, 08/01/20.....................................  3,450   4,025,943
Queen Anne's County (GO)
    5.000%, 11/15/19.....................................  1,805   2,058,368
Town of Ocean City (GO)
    3.000%, 10/01/18.....................................    825     866,720
University System of Maryland (RB) Series B
    5.000%, 04/01/20.....................................  4,355   5,017,004
Washington Suburban Sanitary Commission (GO) Series A
    4.000%, 06/01/18.....................................  1,550   1,648,286
Worcester County (GO) Series B
    4.000%, 08/01/21.....................................  2,000   2,294,760
                                                                 -----------
TOTAL MARYLAND...........................................         87,905,664
                                                                 -----------
MASSACHUSETTS -- (4.4%)
City of Boston (GO) Series A
    5.000%, 03/01/20.....................................  3,270   3,767,203
City of Boston (GO) Series B
    5.000%, 04/01/19.....................................  4,700   5,247,738
    4.000%, 01/01/23.....................................  1,795   2,113,936
    5.000%, 04/01/24.....................................  3,000   3,826,950
City of Cambridge (GO)
    3.000%, 02/15/20.....................................  2,070   2,237,380
City of Springfield (GO) Series C (ST AID WITHHLDG)
    4.000%, 08/01/23.....................................    150     175,682
City of Woburn (GO)
    4.000%, 09/01/22.....................................    350     407,722
Commonwealth of Massachusetts (GO) Series B
    5.000%, 08/01/18.....................................  2,500   2,720,375
    5.250%, 08/01/21.....................................  5,000   6,051,750
Commonwealth of Massachusetts (GO) Series B (AGM)
    5.250%, 09/01/24.....................................  3,700   4,797,494
Commonwealth of Massachusetts (GO) Series C
    5.000%, 08/01/20.....................................  2,500   2,910,900
Commonwealth of Massachusetts (GO) Series C (AMBAC)
    5.500%, 12/01/23.....................................  3,500   4,532,745

                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ -----------
MASSACHUSETTS -- (Continued)
Massachusetts Bay Transportation Authority (RB) Series B
  (NATL-RE)
    5.500%, 07/01/24..................................... $3,020 $ 3,954,720
Massachusetts Water Resources Authority (RB) Series A
    5.000%, 08/01/22.....................................  3,000   3,674,970
Massachusetts Water Resources Authority (RB) Series J
  (AGM) (GO OF AUTH)
    5.250%, 08/01/18.....................................  2,000   2,185,360
Town of Auburn (GO)
    2.000%, 03/15/19.....................................    750     775,432
Town of Nantucket (GO)
    3.000%, 10/01/22.....................................  1,115   1,238,743
Town of Reading (GO)
    5.000%, 02/01/18.....................................  1,065   1,135,940
Town of Wilmington (GO)
    5.000%, 03/15/20.....................................  1,665   1,918,296
                                                                 -----------
TOTAL MASSACHUSETTS......................................         53,673,336
                                                                 -----------
MICHIGAN -- (1.0%)
Kentwood Public Schools (GO)
    4.000%, 05/01/22.....................................    500     570,020
Michigan State (GO)
    5.000%, 11/01/19.....................................  4,400   5,001,260
Michigan State Trunk Line Revenue (RB)
    5.000%, 11/15/18.....................................  5,000   5,486,100
University of Michigan (RB) Series A
    4.000%, 04/01/23.....................................  1,000   1,180,830
                                                                 -----------
TOTAL MICHIGAN...........................................         12,238,210
                                                                 -----------
MINNESOTA -- (3.0%)
Bloomington Independent School District No. 271 (GO)
  Series A (SD CRED PROG)
    5.000%, 02/01/20.....................................  1,150   1,319,119
City of Edina (GO) Series B
    3.000%, 02/01/19.....................................    305     323,410
City of State Cloud (GO) Series B
    5.000%, 02/01/21.....................................  1,275   1,504,755
Lakeville Minnesota Independent School District No. 194
  (GO) Series D (SD CRED PROG)
    5.000%, 02/01/22.....................................  4,000   4,829,520
Minnesota Public Facilities Authority (RB) Series A
    5.000%, 03/01/18.....................................    620     663,890
Minnesota State (GO) Series A
    5.000%, 10/01/20.....................................  2,885   3,385,086
    5.000%, 08/01/22.....................................  3,000   3,686,700

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ -----------
MINNESOTA -- (Continued)
Minnesota State (GO) Series B
    5.000%, 08/01/20..................................... $5,460 $ 6,371,492
    5.000%, 10/01/21.....................................  4,660   5,618,748
Minnesota State (GO) Series D
    5.000%, 08/01/17.....................................  2,700   2,821,203
    5.000%, 08/01/18.....................................    485     527,956
Minnesota State (GO) Series E
    2.000%, 08/01/19.....................................  1,810   1,885,097
Rochester Independent School District No. 535 (GO)
  Series A (SD CRED PROG)
    3.000%, 02/01/22.....................................  1,240   1,365,972
Saint Paul Public Library Agency (GO) Series C
    5.000%, 03/01/20.....................................    250     287,437
University of Minnesota (RB) Series A (GO OF UNIV)
    5.000%, 12/01/17.....................................  1,760   1,864,914
                                                                 -----------
TOTAL MINNESOTA..........................................         36,455,299
                                                                 -----------
MISSISSIPPI -- (0.8%)
Mississippi State (GO) Series F
    5.000%, 11/01/21.....................................  7,750   9,334,333
                                                                 -----------
MISSOURI -- (0.5%)
City of Kansas City (GO) Series A
    4.000%, 02/01/22.....................................  1,150   1,326,008
    5.000%, 02/01/23.....................................  3,955   4,871,848
                                                                 -----------
TOTAL MISSOURI...........................................          6,197,856
                                                                 -----------
NEBRASKA -- (0.3%)
Omaha Public Power District (RB) Series B
    5.000%, 02/01/18.....................................  2,965   3,160,631
                                                                 -----------
NEVADA -- (0.9%)
City of Henderson NV (GO)
    5.000%, 06/01/21.....................................    490     580,876
Clark County (GO) Series A
    5.000%, 07/01/19.....................................  1,725   1,936,761
    5.000%, 07/01/25.....................................  2,700   3,467,286
Clark County School District (GO) Series A
    5.000%, 06/15/19.....................................  1,500   1,674,555
Clark County School District (GO) Series A (NATL-RE FGIC)
    4.500%, 06/15/17.....................................    400     413,748
Nevada State (GO) Series A
    5.000%, 08/01/19.....................................  1,825   2,055,972
Nevada State (GO) Series D
    5.000%, 06/01/17.....................................    425     440,848
                                                                 -----------
TOTAL NEVADA.............................................         10,570,046
                                                                 -----------

                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ -----------
NEW HAMPSHIRE -- (1.5%)
City of Dover (GO)
    3.000%, 06/15/19..................................... $  600 $   637,686
City of Nashua (GO)
    5.000%, 03/15/17.....................................    330     339,151
    4.000%, 07/15/19.....................................  5,350   5,881,094
    4.000%, 07/15/20.....................................  2,720   3,058,885
City of Portsmouth (GO)
    4.000%, 09/15/16.....................................  1,395   1,400,901
New Hampshire State (GO) Series A
    5.000%, 03/01/23.....................................  5,910   7,351,685
                                                                 -----------
TOTAL NEW HAMPSHIRE......................................         18,669,402
                                                                 -----------
NEW JERSEY -- (0.8%)
Essex County (GO) Series A
    5.000%, 08/01/20.....................................  1,000   1,157,100
Livingston Township (GO)
    3.000%, 01/15/21.....................................    350     381,189
New Jersey Educational Facilities Authority (RB) Series B
    5.000%, 07/01/19.....................................  2,330   2,627,564
New Milford School District (GO) (SCH BD RES FD)
    4.000%, 08/15/16.....................................    440     440,528
Princeton Regional School District (GO) (ST AID WITHHLDG)
    1.750%, 02/01/22.....................................  1,095   1,137,606
South Orange & Maplewood School District (GO) (SCH BD
  RES FD)
    3.000%, 03/01/22.....................................    350     382,305
Township of North Brunswick (GO)
    2.000%, 08/01/18.....................................  1,075   1,101,983
Union County (GO) Series B
    3.000%, 03/01/22.....................................  2,315   2,552,311
Union County (GO) Series B (ETM)
    3.000%, 03/01/22.....................................     45      49,485
                                                                 -----------
TOTAL NEW JERSEY.........................................          9,830,071
                                                                 -----------
NEW MEXICO -- (0.7%)
Farmington Municipal School District No. 5 (GO) (ST AID
  WITHHLDG)
    4.000%, 09/01/20.....................................    945   1,061,622
Las Cruces School District No. 2 (GO) Series A (ST AID
  WITHHLDG)
    4.000%, 08/01/19.....................................  1,000   1,099,810
    4.000%, 08/01/20.....................................    125     140,800
New Mexico State Severance Tax Permanent Fund (RB)
  Series A
    5.000%, 07/01/19.....................................  2,000   2,246,140

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT
                                                          (000)     VALUE+
                                                          ------- -----------
NEW MEXICO -- (Continued)
Santa Fe County (GO)
    5.000%, 07/01/22..................................... $ 1,000 $ 1,221,310
Santa Fe Public School District (GO) (ST AID WITHHLDG)
    5.000%, 08/01/24.....................................   2,000   2,546,240
                                                                  -----------
TOTAL NEW MEXICO.........................................           8,315,922
                                                                  -----------
NEW YORK -- (4.8%)
Albany County (GO) Series B
    4.000%, 11/01/18.....................................   2,470   2,652,903
Brewster Central School District (GO) (ST AID WITHHLDG)
    2.000%, 10/01/19.....................................   1,000   1,039,290
City of New York (GO) Series A
    5.000%, 08/01/24.....................................     860   1,088,932
City of New York (GO) Series A-1
    5.000%, 08/01/17.....................................   1,000   1,045,100
City of New York (GO) Series B
    5.000%, 08/01/19.....................................     600     675,558
    5.000%, 08/01/21.....................................     450     536,508
    5.000%, 08/01/22.....................................     600     731,106
City of New York (GO) Series B- Subseries B-7 (AMBAC)
    5.000%, 08/15/18.....................................   1,620   1,764,180
City of New York (GO) Series C
    5.250%, 08/01/18.....................................     430     469,672
    5.000%, 08/01/20.....................................   5,625   6,527,869
City of New York (GO) Series E
    5.000%, 08/01/23.....................................   6,000   7,456,980
City of New York (GO) Series G
    5.000%, 08/01/19.....................................   3,500   3,940,755
Malverne Union Free School District (GO) (ST AID
  WITHHLDG)
    2.125%, 08/01/17.....................................     605     614,378
New York State Dormitory Authority (RB) Series A
    3.000%, 07/01/20.....................................   1,615   1,752,178
    5.000%, 03/15/23.....................................     200     249,208
New York State Dormitory Authority (RB) Series B
    5.000%, 02/15/22.....................................  10,200  12,354,240
    5.000%, 02/15/24.....................................   4,900   6,180,958
New York State Dormitory Authority (RB) Series C
    5.000%, 03/15/19.....................................     825     918,184
New York State Urban Development Corp. (RB) Series A
    5.000%, 03/15/19.....................................   1,630   1,814,108
New York State Urban Development Corp. (RB) Series C
    5.000%, 12/15/18.....................................   4,225   4,661,189

                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ -----------
NEW YORK -- (Continued)
Penfield Central School District (GO) (ASSURED GTY) (ST
  AID WITHHLDG)
    3.750%, 06/15/19..................................... $  150 $   163,050
Sachem Central School District (GO) (ST AID WITHHLDG)
    5.000%, 10/15/19.....................................  1,300   1,475,682
Town of Cheektowaga (GO)
    5.000%, 07/15/23.....................................    300     373,983
Town of Huntington (GO)
    2.000%, 12/01/23.....................................    100     105,164
                                                                 -----------
TOTAL NEW YORK...........................................         58,591,175
                                                                 -----------
NORTH CAROLINA -- (4.7%)
City of Charlotte (GO) Series A
    5.000%, 07/01/18.....................................  4,380   4,753,526
City of Charlotte (RB)
    5.000%, 07/01/19.....................................  2,000   2,252,320
City of High Point (GO)
    5.000%, 03/01/18.....................................    700     749,553
County of Onslow NC (GO)
    5.000%, 04/01/17.....................................    600     618,036
Forsyth County (GO)
    4.000%, 12/01/21.....................................  3,500   4,051,285
Johnston County (GO)
    4.000%, 02/01/20.....................................  3,735   4,147,419
Johnston County (GO) Series A
    5.000%, 02/01/21.....................................  2,995   3,534,699
Lincoln County (GO) Series A
    2.000%, 06/01/17.....................................    500     506,270
New Hanover County (GO)
    4.000%, 08/01/19.....................................  2,280   2,509,003
    5.000%, 02/01/23.....................................    250     311,305
North Carolina State (GO) Series B
    5.000%, 06/01/18.....................................  2,000   2,163,540
North Carolina State (GO) Series C
    5.000%, 05/01/21.....................................  4,625   5,525,117
North Carolina State (GO) Series D
    4.000%, 06/01/21.....................................  5,000   5,745,950
    4.000%, 06/01/23.....................................  8,700  10,342,473
North Carolina State (GO) Series E
    5.000%, 05/01/19.....................................  5,000   5,603,750
Wake County (GO)
    5.000%, 09/01/21.....................................  1,450   1,746,830
Wake County (GO) Series C
    5.000%, 03/01/24.....................................  3,000   3,820,860
                                                                 -----------
TOTAL NORTH CAROLINA.....................................         58,381,936
                                                                 -----------
OHIO -- (3.2%)
City of Columbus (GO) Series 1
    5.000%, 07/01/22.....................................  4,100   5,017,908

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ -----------
OHIO -- (Continued)
City of Columbus (GO) Series A
    3.000%, 07/01/21..................................... $  470 $   514,227
    3.000%, 07/01/22.....................................    700     772,107
    4.000%, 07/01/23.....................................  4,995   5,901,742
Hamilton County Sewer System Revenue (RB) Series A
    5.000%, 12/01/21.....................................    200     239,908
Oakwood City School District (GO)
    2.000%, 12/01/17.....................................    280     285,362
Ohio State (GO)
    5.000%, 09/01/19.....................................  6,000   6,784,200
Ohio State (GO) Series A
    5.000%, 09/01/19.....................................    550     621,885
    5.000%, 05/01/20.....................................  1,555   1,796,056
    3.000%, 02/01/22.....................................    500     552,205
    5.000%, 09/15/22.....................................    250     307,188
    5.000%, 09/15/22.....................................    500     614,375
Ohio State (GO) Series B
    5.000%, 08/01/17.....................................    400     417,956
    5.000%, 08/01/19.....................................    200     225,504
    5.000%, 09/15/19.....................................  2,065   2,338,261
    5.000%, 08/01/20.....................................  3,020   3,515,069
    5.000%, 06/15/21.....................................  1,500   1,789,815
    5.000%, 06/15/22.....................................  4,000   4,886,440
Ohio State (GO) Series C
    5.000%, 09/15/21.....................................  1,000   1,201,240
Ohio State (RB) Series 1-GARVEE
    5.000%, 12/15/17.....................................  1,250   1,324,025
                                                                 -----------
TOTAL OHIO...............................................         39,105,473
                                                                 -----------
OKLAHOMA -- (0.1%)
City of Oklahoma City (GO)
    5.000%, 03/01/19.....................................  1,310   1,456,497
City of Tulsa (GO)
    5.000%, 12/01/17.....................................    400     423,568
                                                                 -----------
TOTAL OKLAHOMA...........................................          1,880,065
                                                                 -----------
OREGON -- (0.7%)
City of Portland (GO) Series B
    4.000%, 06/01/20.....................................    935   1,049,818
Lane County School District No. 4J Eugene (GO) Series A
  (SCH BD GTY)
    5.000%, 06/15/23.....................................  3,355   4,160,401
Oregon State (GO) Series A
    5.000%, 05/01/21.....................................    200     238,204
Portland Community College District (GO)
    5.000%, 06/15/18.....................................  2,760   2,987,231

                                                           FACE
                                                          AMOUNT
                                                          (000)     VALUE+
                                                          ------- -----------
OREGON -- (Continued)
Washington County School District No. 1 (GO) (NATL-RE
  FGIC)
    5.250%, 06/15/17..................................... $   400 $   416,228
                                                                  -----------
TOTAL OREGON.............................................           8,851,882
                                                                  -----------
PENNSYLVANIA -- (2.1%)
Commonwealth of Pennsylvania (GO)
    5.000%, 07/01/18.....................................   1,500   1,621,035
Commonwealth of Pennsylvania (GO) Series 1
    5.000%, 07/01/17.....................................   1,035   1,077,083
    5.000%, 04/01/22.....................................  11,260  13,357,400
Monroe County (GO)
    4.000%, 12/15/18.....................................     400     428,284
Montgomery County (GO)
    5.000%, 05/01/23.....................................   5,255   6,506,531
Pennsylvania Economic Dev. Financing Authority (RB)
  Series A
    5.000%, 07/01/19.....................................   1,300   1,464,411
West View Municipal Authority Water Revenue (RB)
    4.000%, 11/15/20.....................................   1,100   1,234,574
                                                                  -----------
TOTAL PENNSYLVANIA.......................................          25,689,318
                                                                  -----------
RHODE ISLAND -- (2.3%)
Rhode Island State (GO) Series A
    5.000%, 08/01/19.....................................   8,000   9,015,040
    5.000%, 08/01/22.....................................   1,605   1,950,524
Rhode Island State (GO) Series C
    5.000%, 08/01/19.....................................   9,185  10,350,393
    5.000%, 08/01/20.....................................   4,870   5,655,823
Rhode Island State (GO) Series D
    5.000%, 08/01/22.....................................     685     832,467
                                                                  -----------
TOTAL RHODE ISLAND.......................................          27,804,247
                                                                  -----------
SOUTH CAROLINA -- (3.6%)
Beaufort County (GO) Series C (ST AID WITHHLDG)
    5.000%, 03/01/22.....................................   3,485   4,226,747
Berkeley County School District (GO) Series B (SCSDE)
    5.000%, 03/01/22.....................................   4,120   4,984,459
Charleston County (GO) Series A
    5.000%, 11/01/22.....................................   4,780   5,921,464
Charleston County School District Dev. Corp. (GO)
  Series A (SCSDE)
    5.000%, 02/01/21.....................................   2,020   2,384,004
City of Charleston SC Waterworks & Sewer System Revenue
  (RB)
    5.000%, 01/01/20.....................................   1,805   2,068,783

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ -----------
SOUTH CAROLINA -- (Continued)
City of North Charleston (GO) (ST AID WITHHLDG)
    5.000%, 06/01/21..................................... $  385 $   458,601
Clemson University (RB)
    3.000%, 05/01/21.....................................    350     379,978
Dorchester County School District No. 2 (GO) Series B
  (SCSDE)
    5.000%, 03/01/25.....................................  1,430   1,847,388
Lexington & Richland School District No. 5 (GO) (SCSDE)
    5.000%, 03/01/19.....................................    945   1,049,394
Richland County School District No. 1 (GO) Series A
  (SCSDE)
    5.000%, 03/01/20.....................................  5,480   6,290,163
Richland County School District No. 2 (GO) Series A
  (SCSDE)
    5.000%, 02/01/21.....................................  2,085   2,459,695
South Carolina State (GO) Series A
    5.000%, 06/01/19.....................................  2,500   2,808,700
South Carolina State (GO) Series A (ST AID WITHHLDG)
    5.000%, 10/01/23.....................................  5,500   6,955,850
York County (GO) (ST AID WITHHLDG)
    5.000%, 04/01/20.....................................  1,900   2,190,301
                                                                 -----------
TOTAL SOUTH CAROLINA.....................................         44,025,527
                                                                 -----------
TENNESSEE -- (4.8%)
City of Clarksville Water Sewer & Gas Revenue (RB)
    5.000%, 02/01/20.....................................  3,150   3,602,655
City of Johnson City (GO)
    2.000%, 06/01/18.....................................  1,000   1,026,700
    3.000%, 06/01/19.....................................    875     930,230
City of Memphis (GO) Series A
    5.000%, 11/01/22.....................................  9,695  11,917,967
    5.000%, 04/01/25.....................................  1,945   2,497,769
City of Pigeon Forge (GO)
    4.000%, 06/01/21.....................................    670     762,460
Hamilton County (GO) Series B
    3.000%, 03/01/22.....................................  4,550   5,024,246
Maury County (GO)
    5.000%, 04/01/21.....................................  5,105   6,040,287
Maury County (GO) Series B
    5.000%, 04/01/19.....................................  1,000   1,114,010
Metropolitan Government of Nashville & Davidson County
  (GO)
    5.000%, 01/01/18.....................................  2,700   2,870,613
    5.000%, 07/01/22.....................................  1,000   1,222,600

                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ -----------
TENNESSEE -- (Continued)
Metropolitan Government of Nashville & Davidson County (GO)
  Series A
            5.000%, 01/01/20................................ $1,100 $ 1,256,343
Metropolitan Government of Nashville & Davidson County (RB)
  Series E (ETM)
            4.000%, 10/01/17................................  2,000   2,080,460
Putnam County (GO)
            4.000%, 04/01/23................................    975   1,146,522
Shelby County (GO) Series A
            5.000%, 04/01/20................................  7,000   8,069,530
Sumner County (GO)
            5.000%, 06/01/21................................    110     130,743
Tennessee State (GO) Series A
            4.000%, 09/01/18................................  3,325   3,563,801
Tennessee State (GO) Series B
            5.000%, 08/01/20................................  1,945   2,270,535
Williamson County (GO)
            4.000%, 03/01/18................................  1,445   1,524,619
Williamson County (GO) Series A
            4.000%, 05/01/22................................    300     348,660
Wilson County (GO) Series B
            4.000%, 04/01/20................................  1,040   1,159,434
                                                                    -----------
TOTAL TENNESSEE.............................................         58,560,184
                                                                    -----------
TEXAS -- (11.5%)
Austin Independent School District (GO) (PSF-GTD)
            5.000%, 08/01/20................................    350     407,225
City of Arlington (GO) Series A
            3.000%, 08/15/20................................  1,700   1,841,797
City of Austin (GO)
            5.000%, 09/01/20................................  1,655   1,932,593
City of Denton (GO)
            4.000%, 02/15/22................................  2,510   2,885,145
City of El Paso (GO)
            5.000%, 08/15/19................................  3,505   3,943,020
City of Fort Worth Water & Sewer System (RB)
            5.000%, 02/15/19................................    400     444,184
City of Houston (GO) Series A
            5.000%, 03/01/18................................    750     802,605
            5.000%, 03/01/21................................  3,100   3,636,765
            5.000%, 03/01/22................................  5,890   7,072,889
City of Houston Combined Utility System Revenue (RB)
  (ASSURED GTY)
(currency)  5.375%, 11/15/38
            (Pre-refunded @ $100, 5/15/19)..................  4,735   5,344,063
City of Lubbock (GO)
            5.000%, 02/15/19................................  3,000   3,322,560

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ ----------
TEXAS -- (Continued)
    5.000%, 02/15/23..................................... $1,000 $1,228,920
City of Richardson (GO)
    4.250%, 02/15/18.....................................    400    422,948
City of San Antonio (GO)
    5.000%, 02/01/20.....................................  1,000  1,145,190
City of San Antonio Electric & Gas (RB) Series D
    5.000%, 02/01/19.....................................    400    442,880
City of Southlake (GO)
    3.000%, 02/15/23.....................................  1,510  1,684,330
City Public Service Board of San Antonio (RB)
    5.000%, 02/01/21.....................................  3,000  3,534,780
Clear Creek Independent School District (GO) Series A
  (PSF-GTD)
    5.000%, 02/15/25.....................................  2,175  2,792,635
Dallas Independent School District (GO) (PSF-GTD)
    5.000%, 02/15/19.....................................  3,480  3,860,677
El Paso Independent School District (GO) (PSF-GTD)
    5.000%, 08/15/24.....................................    500    635,440
Fort Bend Independent School District (GO) (PSF-GTD)
    3.000%, 08/15/17.....................................  1,500  1,538,910
Galveston County (GO)
    5.000%, 02/01/22.....................................  1,000  1,203,830
Grayson County (GO)
    5.000%, 01/01/21.....................................  1,990  2,333,573
Harris County (GO) Series A
    4.000%, 10/01/18.....................................    880    943,747
    5.000%, 10/01/19.....................................  4,345  4,926,622
    5.000%, 10/01/19.....................................  3,500  3,968,510
Harris County Metropolitan Transit Authority (RB)
  Series B
    4.000%, 11/01/18.....................................    400    429,992
Hays Consolidated Independent School District (GO)
  (PSF-GTD)
    5.000%, 08/15/23.....................................  1,355  1,690,932
Hidalgo County Drain District No. 1 (GO)
    5.000%, 09/01/22.....................................  1,000  1,211,630
Houston Community College System (GO)
    5.000%, 02/15/17.....................................  1,000  1,024,320
Humble Independent School District (GO) Series A
  (PSF-GTD)
    2.000%, 02/15/19.....................................    100    103,335
    5.500%, 02/15/25.....................................  7,000  9,267,790
La Porte Independent School District (GO)
    5.000%, 02/15/21.....................................  1,700  2,000,645

                                                           FACE
                                                          AMOUNT
                                                          (000)     VALUE+
                                                          ------ ------------
TEXAS -- (Continued)
Lake Travis Independent School District (GO) (PSF-GTD)
    5.000%, 02/15/20..................................... $3,480 $  3,988,184
Mansfield Independent School District (GO)
    5.000%, 02/15/20.....................................  1,000    1,141,890
Mansfield Independent School District (GO) Series A
  (PSF-GTD)
    5.000%, 02/15/22.....................................    895    1,079,209
Mesquite Independent School District (GO) Series B
  (PSF-GTD)
    5.000%, 08/15/17.....................................  2,270    2,375,623
Northside Independent School District (GO) (PSF-GTD)
    5.000%, 02/15/23.....................................  4,535    5,589,115
Northwest Independent School District (GO) Series A
  (PSF-GTD)
    5.000%, 02/15/24.....................................  1,695    2,129,818
Pflugerville Independent School District (GO) (PSF-GTD)
    5.000%, 08/15/16.....................................    350      350,564
San Antonio Independent School District (GO) (PSF-GTD)
    5.000%, 02/15/20.....................................  4,100    4,706,472
Spring Independent School District (GO) (PSF-GTD)
    5.000%, 08/15/19.....................................  5,000    5,644,150
Tarrant Regional Water District (RB)
    6.000%, 09/01/24.....................................  3,450    4,630,003
Texas A&M University (RB) Series B
    5.000%, 05/15/21.....................................  4,000    4,755,760
Texas A&M University Fund (RB)
    5.000%, 07/01/23.....................................  3,500    4,366,390
Texas State (GO)
    5.000%, 04/01/19.....................................  4,500    5,016,825
    5.000%, 10/01/23.....................................  5,315    6,655,443
Texas State (GO) Series A
    5.000%, 10/01/19.....................................  1,900    2,155,607
Texas Transportation Commission State Highway Fund (RB)
    5.250%, 04/01/26.....................................    300      399,867
Texas Transportation Commission State Highway Fund (RB)
  Series A
    5.000%, 04/01/19.....................................  5,000    5,570,050
    5.000%, 04/01/20.....................................  2,770    3,187,827
                                                                 ------------
TOTAL TEXAS..............................................         141,767,279
                                                                 ------------
UTAH -- (1.9%)
Davis County (GO)
    4.000%, 02/01/18.....................................    350      368,161

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT
                                                          (000)     VALUE+
                                                          ------- -----------
UTAH -- (Continued)
Jordan School District (GO) (SCH BD GTY)
    5.000%, 06/15/17..................................... $ 1,070 $ 1,112,062
North Davis County Sewer District (RB)
    3.000%, 03/01/21.....................................   2,135   2,324,588
Utah State (GO)
    5.000%, 07/01/22.....................................  11,285  13,855,046
Utah State (GO) Series C
    5.000%, 07/01/19.....................................   1,100   1,237,764
Washington County School District Board of Education/St
  George (GO) (SCH BD GTY)
    5.000%, 03/01/18.....................................   1,500   1,605,690
    5.000%, 03/01/20.....................................   2,135   2,450,638
                                                                  -----------
TOTAL UTAH...............................................          22,953,949
                                                                  -----------
VERMONT -- (0.3%)
Vermont State (GO) Series B
    5.000%, 08/15/23.....................................   1,270   1,601,394
Vermont State (GO) Series C
    4.000%, 08/15/23.....................................     225     269,212
Vermont State (GO) Series F
    5.000%, 08/15/17.....................................   1,500   1,569,645
                                                                  -----------
TOTAL VERMONT............................................           3,440,251
                                                                  -----------
VIRGINIA -- (3.6%)
City of Hampton (GO) Series B (ST AID WITHHLDG)
    5.000%, 09/01/21.....................................   3,000   3,602,550
    5.000%, 09/01/22.....................................   2,050   2,520,126
City of Lynchburg (GO)
    5.000%, 02/01/20.....................................   1,390   1,590,786
City of Newport News (GO) Series A
    2.000%, 07/15/18.....................................     515     529,260
City of Norfolk (GO) Series C (ST AID WITHHLDG)
    5.000%, 10/01/19.....................................   2,505   2,836,111
City of Richmond (GO) Series A (ST AID WITHHLDG)
    5.000%, 03/01/21.....................................   1,370   1,620,669
City of Richmond (GO) Series B (ST AID WITHHLDG)
    5.000%, 07/15/26.....................................   3,635   4,791,112
City of Roanoke (GO) (ST AID WITHHLDG)
    4.000%, 04/01/20.....................................   1,000   1,113,690
Commonwealth of Virginia (GO) Series B
    4.000%, 06/01/23.....................................   2,500   2,973,775
Fairfax County (GO) Series A (ST AID WITHHLDG)
    5.000%, 10/01/19.....................................   2,500   2,842,225

                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ -----------
VIRGINIA -- (Continued)
Loudoun County (GO) Series A (ST AID WITHHLDG)
    5.000%, 12/01/22..................................... $4,000 $ 4,962,040
Pittsylvania County (GO) (ST AID WITHHLDG)
    5.000%, 02/01/21.....................................    250     294,565
Spotsylvania County Water & Sewer System Revenue (RB)
    5.000%, 06/01/19.....................................  2,885   3,225,690
University of Virginia (RB) Series B
    5.000%, 08/01/21.....................................  6,250   7,515,687
Virginia Resources Authority (RB) Series B
    4.000%, 10/01/19.....................................  2,000   2,207,300
Virginia Resources Authority (RB) Series D
    5.000%, 11/01/20.....................................    745     874,630
Virginia State Public School Authority (RB) Series D (ST
  AID WITHHLDG)
    5.250%, 08/01/18.....................................    500     545,920
                                                                 -----------
TOTAL VIRGINIA...........................................         44,046,136
                                                                 -----------
WASHINGTON -- (8.2%)
Benton County School District No. 400 Richland (GO) (SCH
  BD GTY)
    5.000%, 12/01/22.....................................  4,705   5,765,507
Central Puget Sound Regional Transit Authority (RB)
  Series P-1
    5.000%, 02/01/18.....................................    250     266,613
City of Seattle (GO)
    5.000%, 12/01/19.....................................  1,500   1,714,455
    5.000%, 12/01/20.....................................  2,745   3,233,143
City of Seattle Drainage & Wastewater Revenue (RB)
    5.000%, 09/01/20.....................................  3,665   4,279,730
City of Seattle Municipal Light & Power Revenue (RB)
    5.000%, 09/01/20.....................................    350     408,398
City of Seattle Municipal Light & Power Revenue (RB)
  Series A
    5.000%, 06/01/19.....................................  1,525   1,710,105
    5.000%, 06/01/22.....................................    310     378,061
City of Seattle Water System Revenue (RB)
    5.000%, 09/01/22.....................................  6,000   7,364,100
Clark County School District No. 119 Battleground (GO)
  (SCH BD GTY)
    4.000%, 12/01/21.....................................  1,000   1,155,820
    4.000%, 12/01/22.....................................  2,630   3,082,649
County of Kitsap WA (GO)
    5.000%, 06/01/21.....................................    200     237,092

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ ----------
WASHINGTON -- (Continued)
King County (GO)
    5.000%, 01/01/21..................................... $  425 $  500,795
King County (GO) Series A
    5.000%, 07/01/19.....................................  1,110  1,249,349
    5.000%, 07/01/20.....................................  2,650  3,078,823
King County (GO) Series E
    5.000%, 12/01/19.....................................  1,300  1,484,925
King County School District No. 210 (GO) (SCH BD GTY)
    2.000%, 12/01/18.....................................  1,200  1,236,228
King County School District No. 403 Renton (GO) (SCH BD
  GTY)
    5.000%, 12/01/19.....................................  1,150  1,309,103
King County School District No. 405 Bellevue (GO) (SCH
  BD GTY)
    5.000%, 12/01/18.....................................  1,500  1,652,325
King County School District No. 411 Issaquah (GO) (SCH
  BD GTY)
    5.000%, 12/01/23.....................................  3,500  4,410,665
King County School District No. 412 (GO) (SCH BD GTY)
    4.000%, 12/01/21.....................................  1,000  1,151,890
North Thurston Public Schools (GO) (SCH BD GTY)
    5.000%, 12/01/20.....................................  2,880  3,357,389
Skagit County School District No. 103 (GO) (SCH BD GTY)
    5.000%, 12/01/19.....................................  1,925  2,193,364
    5.000%, 12/01/20.....................................  2,245  2,635,854
Snohomish County Public Utility District No. 1 (RB)
    5.000%, 12/01/19.....................................  1,655  1,887,494
Snohomish County School District No. 15 Edmonds (GO)
  (SCH BD GTY)
    5.000%, 12/01/20.....................................  2,555  2,995,073
Snohomish County School District No. 6 Mukilteo (GO)
  (SCH BD GTY)
    5.000%, 12/01/18.....................................  2,000  2,194,780
Spokane County (GO)
    5.000%, 12/01/22.....................................  1,025  1,255,338
Tacoma Metropolitan Park District (GO) Series B
    5.000%, 12/01/21.....................................    150    180,362
Thurston County School District No. 111 (GO) (SCH BD GTY)
    5.000%, 12/01/21.....................................    425    511,024
University of Washington (RB) Series A
    5.000%, 07/01/22.....................................  6,505  7,961,339
Washington State (GO) Series 2010A
    5.000%, 08/01/18.....................................    500    543,445

                                                           FACE
                                                          AMOUNT
                                                          (000)     VALUE+
                                                          ------ ------------
WASHINGTON -- (Continued)
Washington State (GO) Series A
    5.000%, 08/01/23..................................... $  750 $    933,825
Washington State (GO) Series B-1
    5.000%, 08/01/21.....................................  1,300    1,554,111
Washington State (GO) Series C
    5.000%, 07/01/17.....................................    300      312,423
Washington State (GO) Series D
    5.000%, 02/01/19.....................................    900      996,480
Washington State (GO) Series E
    5.000%, 02/01/19.....................................  2,000    2,214,400
Washington State (GO) Series R- 2012C
    4.000%, 07/01/21.....................................  1,610    1,843,402
Washington State (GO) Series R- 2012D
    5.000%, 07/01/20.....................................  5,000    5,798,600
Washington State (GO) Series R-2015
    5.000%, 07/01/18.....................................  1,000    1,084,280
Washington State (GO) Series R- 2015C
    5.000%, 07/01/20.....................................  2,000    2,319,440
Washington State (GO) Series R- 2015E
    5.000%, 07/01/21.....................................  5,000    5,964,050
Washington State (GO) Series R-C
    5.000%, 07/01/19.....................................  1,750    1,966,457
Washington State (GO) Series R-D
    5.000%, 07/01/23.....................................  3,800    4,723,552
                                                                 ------------
TOTAL WASHINGTON.........................................         101,096,258
                                                                 ------------
WEST VIRGINIA -- (0.9%)
Jefferson County Board of Education (GO) (WV BD COMM)
    4.000%, 05/01/20.....................................    130      143,741
West Virginia State (GO) Series A
    5.000%, 06/01/19.....................................  9,525   10,675,430
                                                                 ------------
TOTAL WEST VIRGINIA......................................          10,819,171
                                                                 ------------
WISCONSIN -- (1.7%)
City of Milwaukee (GO) Series N1
    5.000%, 02/01/19.....................................  6,220    6,886,784
City of Oshkosh (GO) Series B
    3.000%, 12/01/23.....................................    445      489,852
Milwaukee County (GO) Series A
    5.000%, 10/01/16.....................................    520      523,838
Oregon School District (GO)
    3.000%, 03/01/21.....................................    430      468,386
Sun Prairie Area School District (GO)
    4.000%, 03/01/20.....................................    570      630,796

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                         FACE
                                                        AMOUNT
                                                        (000)        VALUE+
                                                      ---------- --------------
WISCONSIN -- (Continued)
Wisconsin State (GO) Series 1 (AMBAC)
     5.000%, 05/01/19................................ $    2,150 $    2,405,226
Wisconsin State (GO) Series 2
     5.000%, 11/01/20................................      5,100      5,985,105
Wisconsin State (GO) Series C
     5.000%, 05/01/20................................      3,295      3,807,109
                                                                 --------------
TOTAL WISCONSIN......................................                21,197,096
                                                                 --------------
TOTAL MUNICIPAL BONDS................................             1,219,125,684
                                                                 --------------
TOTAL INVESTMENT SECURITIES..........................             1,219,125,684
                                                                 --------------

                                                        SHARES
                                                      ----------
TEMPORARY CASH INVESTMENTS -- (0.8%)
     JPMorgan Tax Free Money Market Fund, 0.230%.....  9,321,616      9,321,616
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,190,936,791)^^............................            $1,228,447,300
                                                                 ==============

                                     1000

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ---------- -------------- ------- --------------
Municipal Bonds...............         -- $1,219,125,684   --    $1,219,125,684
Temporary Cash Investments.... $9,321,616             --   --         9,321,616
                               ---------- --------------   --    --------------
TOTAL......................... $9,321,616 $1,219,125,684   --    $1,228,447,300
                               ========== ==============   ==    ==============

                                     1001

              DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)


                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
MUNICIPAL BONDS -- (98.6%)

CALIFORNIA -- (98.6%)
Alameda County Transportation Authority (RB)
            3.000%, 03/01/17............................... $ 4,500 $ 4,567,725
            5.000%, 03/01/20...............................   4,500   5,187,690
Anaheim Union High School District (GO)
            5.000%, 08/01/16...............................   3,330   3,330,000
            5.000%, 08/01/16...............................   3,010   3,010,000
            5.000%, 08/01/17...............................   1,650   1,724,233
            5.000%, 08/01/19...............................     400     451,008
Bay Area Toll Authority (RB)
            4.000%, 04/01/18...............................   4,430   4,686,143
            5.000%, 04/01/19...............................     775     865,319
Bay Area Toll Authority (RB) Series F-1
(currency)  5.000%, 04/01/34
            (Pre-refunded @ $100, 4/1/18)..................   7,920   8,506,001
(currency)  5.125%, 04/01/39
            (Pre-refunded @ $100, 4/1/19)..................   8,125   9,096,425
Bay Area Toll Authority (RB) Series F-2
            4.000%, 04/01/21...............................     500     571,575
Berkeley Unified School District (GO) Series A
            4.000%, 08/01/19...............................     500     548,495
Berkeley Unified School District (GO) Series D
            5.000%, 08/01/23...............................     295     368,423
Berryessa Union School District (GO) (AMBAC)
            5.375%, 08/01/18...............................     380     415,363
California Educational Facilities Authority (RB)
            5.000%, 10/01/16...............................     700     704,998
California Educational Facilities Authority (RB) Series A
            5.000%, 01/01/18...............................   1,020   1,085,209
            4.000%, 11/01/19...............................     850     936,930
California Health Facilities Financing Authority (RB)
(currency)  6.500%, 10/01/38
            (Pre-refunded @ $100, 10/1/18).................  13,705  15,454,306
California Health Facilities Financing Authority (RB)
  Series C
(currency)  6.500%, 10/01/33
            (Pre-refunded @ $100, 10/1/18).................   9,650  10,881,726
California State (GO)
            3.000%, 09/01/16...............................   1,500   1,503,060
            5.000%, 09/01/16...............................   2,350   2,358,436
            4.000%, 10/01/16...............................   1,175   1,181,862
            5.000%, 10/01/16...............................   2,090   2,105,550
            5.000%, 10/01/16...............................   2,795   2,815,795

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
CALIFORNIA -- (Continued)
    5.000%, 10/01/16....................................... $ 1,025 $ 1,032,626
    5.000%, 11/01/16.......................................   3,410   3,448,362
    4.000%, 08/01/17.......................................   1,750   1,811,215
    5.000%, 08/01/17.......................................     700     731,423
    4.000%, 09/01/17.......................................     425     441,061
    5.000%, 09/01/17.......................................   3,500   3,669,855
    5.000%, 09/01/17.......................................   3,600   3,774,708
    5.000%, 11/01/17.......................................     800     844,704
    5.000%, 02/01/18.......................................   5,220   5,566,034
    5.500%, 04/01/18.......................................  10,945  11,839,535
    5.000%, 08/01/18.......................................   5,000   5,440,750
    5.000%, 08/01/18.......................................   1,000   1,088,150
    5.000%, 09/01/18.......................................   4,500   4,912,155
    5.000%, 09/01/18.......................................     250     272,898
    5.000%, 02/01/19.......................................   5,840   6,473,698
    5.000%, 04/01/19.......................................   4,750   5,298,197
    5.500%, 04/01/19.......................................  10,495  11,844,552
    5.000%, 09/01/19.......................................   1,000   1,131,680
    5.000%, 10/01/19.......................................   5,340   6,061,968
    5.000%, 10/01/19.......................................   1,500   1,702,800
    5.000%, 10/01/19.......................................   5,000   5,676,000
    5.000%, 11/01/19.......................................   2,955   3,363,913
    5.000%, 02/01/20.......................................  12,870  14,757,900
    5.000%, 04/01/20.......................................     325     374,657
    5.000%, 04/01/20.......................................   3,705   4,271,087
    5.000%, 08/01/20.......................................   2,415   2,812,968
    5.000%, 09/01/20.......................................     700     817,411
    5.000%, 10/01/20.......................................   3,410   3,993,417
    5.000%, 10/01/20.......................................   1,610   1,885,455
    5.000%, 10/01/20.......................................   1,580   1,850,322
    5.000%, 11/01/20.......................................   8,000   9,392,000
    5.000%, 02/01/21.......................................   1,575   1,861,870
    5.000%, 02/01/21.......................................     650     768,391
    5.000%, 04/01/21.......................................     795     944,253
    5.000%, 09/01/21.......................................   6,200   7,448,680
    5.000%, 03/01/22.......................................   1,075   1,307,049
    5.000%, 04/01/22.......................................   1,800   2,191,968
    5.250%, 10/01/22.......................................     500     623,610
California State (GO) (AMBAC)
    6.000%, 02/01/17.......................................   1,000   1,027,480
California State (GO) Series A (ETM)
    5.000%, 07/01/19.......................................   6,955   7,843,223
California State (GO) Series B
    5.000%, 09/01/18.......................................   3,000   3,274,770
    5.000%, 09/01/20.......................................   3,600   4,203,828
California State Department of Water Resources (RB)
  Series AI
    5.000%, 12/01/16.......................................   1,535   1,558,301

                                     1002

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
CALIFORNIA -- (Continued)
California State Department of Water Resources (RB)
  Series AI (ETM)
            5.000%, 12/01/16............................... $   170 $   172,513
California State Department of Water Resources (RB)
  Series AS
            5.000%, 12/01/22...............................   3,355   4,166,541
California State Department of Water Resources (RB)
  Series AS (ETM)
            5.000%, 12/01/22...............................      35      43,249
California State Department of Water Resources Power
  Supply Revenue (RB) Series L
            5.000%, 05/01/17...............................   3,905   4,037,770
            5.000%, 05/01/18...............................   2,680   2,889,174
            5.000%, 05/01/20...............................   2,575   2,988,674
California State Department of Water Resources Power
  Supply Revenue (RB) Series M
            5.000%, 05/01/18...............................     500     539,025
            4.000%, 05/01/19...............................   1,515   1,658,470
California State Department of Water Resources Power
  Supply Revenue (RB) Series O
            5.000%, 05/01/21...............................  11,505  13,767,803
California State Public Works Board (RB) Series B (ETM)
  (NATL-RE FGIC)
            5.000%, 06/01/17...............................   1,275   1,323,310
California State University (RB) Series A
            1.500%, 11/01/16...............................   2,840   2,847,696
            5.000%, 11/01/16...............................   1,030   1,041,587
            5.000%, 11/01/17...............................   1,000   1,055,230
            5.000%, 11/01/17...............................   1,700   1,794,112
            5.000%, 11/01/18...............................     150     164,832
            5.000%, 11/01/19...............................   1,000   1,139,770
            5.000%, 11/01/19...............................   3,660   4,171,558
California Statewide Communities Dev. Authority (RB) (CA
  MTG INS)
(currency)  5.750%, 08/15/38
            (Pre-refunded @ $100, 8/15/18).................   3,000   3,315,630
Central Marin Sanitation Agency (RB)
            3.000%, 09/01/19...............................   1,160   1,244,030
Chabot-Las Positas Community College District (GO)
            4.000%, 08/01/22...............................   3,050   3,559,807
Chino Basin Regional Financing Authority (RB) Series A
            4.000%, 08/01/17...............................   1,000   1,035,490

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
CALIFORNIA -- (Continued)
Chino Valley Unified School District (GO) Series A
            4.000%, 08/01/17............................... $   500 $   517,695
Chula Vista Elementary School District (GO)
            4.000%, 08/01/17...............................     500     517,440
City & County of San Francisco (GO)
            5.000%, 06/15/17...............................     270     280,708
City & County of San Francisco (GO) Series A
            5.000%, 06/15/17...............................   1,000   1,039,660
            4.000%, 06/15/18...............................     620     660,145
            5.000%, 06/15/20...............................     750     871,560
City & County of San Francisco (GO) Series R1
            5.000%, 06/15/17...............................   4,000   4,158,640
            5.000%, 06/15/20...............................     865   1,005,199
            5.000%, 06/15/21...............................     250     298,960
City and County of San Francisco (GO)
            5.000%, 06/15/21...............................   2,200   2,633,180
City and County of San Francisco (GO) Series A
            4.750%, 06/15/19...............................     650     726,746
City and County of San Francisco (GO) Series F&C
            2.000%, 06/15/22...............................   1,750   1,846,390
City of Berkeley (GO)
            2.000%, 07/27/17...............................  11,750  11,919,905
City of Escondido (GO)
            3.000%, 09/01/16...............................   1,000   1,001,970
City of Long Beach Harbor Revenue (RB) Series B
            5.000%, 05/15/19...............................     815     913,102
City of Long Beach Harbor Revenue (RB) Series C
            5.000%, 11/15/18...............................   4,260   4,685,404
City of Los Angeles (GO) Series A
            3.250%, 09/01/16...............................     500     501,135
            5.000%, 09/01/20...............................   9,400  11,005,520
City of Los Angeles (GO) Series B
            5.000%, 09/01/16...............................   6,700   6,724,455
            5.000%, 09/01/18...............................   7,000   7,644,140
            5.000%, 09/01/21...............................   1,250   1,504,500
City of Los Angeles CA Solid Waste Resources Revenue (RB)
  Series B
            5.000%, 02/01/17...............................   3,425   3,503,090
City of Los Angeles Department of Airports (RB) (BHAC-CR)
(currency)  5.250%, 05/15/38
            (Pre-refunded @ $100, 5/15/18).................  28,500  30,889,440

                                     1003

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
CALIFORNIA -- (Continued)
City of Los Angeles Solid Waste Resources Revenue (RB)
  Series B
            5.000%, 02/01/18............................... $ 1,015 $ 1,083,553
City of Los Angeles Wastewater System Revenue (RB)
  Series 2013-B
            5.000%, 06/01/21...............................   1,400   1,677,172
City of Orinda (GO) Series A
            4.000%, 09/01/16...............................     300     300,876
City of Sacramento Unified School District (GO)
            5.000%, 07/01/24...............................   1,375   1,744,449
City of San Francisco Public Utilities Commission
  Wastewater Revenue (RB) Series A
            5.000%, 10/01/18...............................     800     876,184
City of San Francisco Public Utilities Commission Water
  Revenue (RB)
            4.000%, 11/01/22...............................   3,000   3,531,540
            5.000%, 11/01/23...............................   1,835   2,321,770
City of Saratoga (GO)
            3.000%, 08/01/16...............................     450     450,000
City of Torrance (GO) (TRANS)
            2.000%, 07/06/17...............................  21,950  22,267,177
City of Tulare Sewer Revenue (RB) (AGM)
            3.000%, 11/15/19...............................     200     213,422
Coast Community College District (GO) Series B (AGM)
(currency)  5.000%, 08/01/23
            (Pre-refunded @ $100, 8/1/16)..................   1,000   1,000,000
Colton Joint Unified School District (GO)
            5.000%, 08/01/16...............................   1,000   1,000,000
Colton Joint Unified School District (GO) (AGM)
            4.000%, 08/01/20...............................   1,000   1,116,350
Conejo Valley Unified School District (GO)
            4.000%, 08/01/18...............................     700     745,675
Contra Costa Community College District (GO) Series A
            2.000%, 08/01/16...............................   6,850   6,850,000
Contra Costa Water District (RB) Series Q
            5.000%, 10/01/18...............................     705     771,982
            5.000%, 10/01/19...............................   1,345   1,527,301
Davis Joint Unified School District Community Facilities
  District (ST) (AGM)
            3.000%, 08/15/16...............................     955     955,860

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
CALIFORNIA -- (Continued)
Desert Community College District (GO)
            5.000%, 08/01/21............................... $   665 $   798,226
Desert Sands Unified School District (GO)
            4.000%, 08/01/18...............................   1,375   1,467,826
Downey Unified School District (GO) Series A
            3.000%, 08/01/17...............................   1,785   1,830,482
Dublin Unified School District (GO)
            5.000%, 02/01/19...............................  11,775  13,058,946
East Bay Municipal Utility District Wastewater System
  Revenue (RB) Series A (AMBAC)
(currency)  5.000%, 06/01/33
            (Pre-refunded @ $100, 6/1/17)..................   2,520   2,615,483
East Bay Municipal Utility District Water System Revenue
  (RB) Series A (NATL-RE)
(currency)  5.000%, 06/01/32
            (Pre-refunded @ $100, 6/1/17)..................   4,000   4,151,560
East Bay Regional Park District (GO) Series A
            4.000%, 09/01/21...............................     210     242,015
East Side Union High School District (GO)
            2.000%, 08/01/18...............................   1,215   1,248,425
            2.000%, 08/01/20...............................   1,055   1,103,403
El Camino Community College District (GO)
            2.000%, 08/01/16...............................   2,400   2,400,000
El Rancho Unified School District (GO) (AGM)
            4.000%, 08/01/20...............................     780     872,375
Fairfield-Suisun Unified School District Financing Corp.
  (GO)
            2.500%, 08/01/16...............................     750     750,000
Folsom Cordova Unified School District School Facilities
  Improvement Dist No. 2 (GO)
            5.000%, 10/01/17...............................     845     889,270
Folsom Cordova Unified School District School Facilities
  Improvement District No. 4 (GO) Series A (NATL-RE)
            5.000%, 10/01/16...............................     550     553,977
Folsom Cordova Unified School District School Facilities
  Impt Dist No. 1 (GO)
            4.000%, 10/01/16...............................     985     990,536
Fontana Unified School District (GO)
            5.000%, 08/01/16...............................     955     955,000
            5.000%, 08/01/18...............................   3,140   3,413,494
            5.000%, 08/01/19...............................   1,285   1,448,041

                                     1004

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
CALIFORNIA -- (Continued)
    4.000%, 08/01/20....................................... $ 3,620 $ 4,065,405
    4.000%, 08/01/21.......................................     530     607,274
Foothill-De Anza Community College District (GO)
    4.000%, 08/01/19.......................................     550     605,589
Fremont Unified School District/Alameda County (GO)
    5.000%, 08/01/18.......................................     750     815,640
Fremont Union High School District (GO)
    5.000%, 08/01/20.......................................   1,000   1,167,370
Fresno Unified School District (GO) Series A
    4.000%, 08/01/16.......................................   1,695   1,695,000
Fresno Unified School District (GO) Series A (AGM)
    4.000%, 08/01/17.......................................   1,820   1,883,846
Gilroy Unified School District (GO) (AGM)
    4.000%, 08/01/23.......................................   1,900   2,244,717
Glendora Unified School District (GO)
    4.000%, 08/01/18.......................................     890     949,354
Grossmont Union High School District (GO)
    4.000%, 08/01/20.......................................   2,420   2,721,798
Huntington Beach Public Financing Authority (RB)
    3.000%, 09/01/16.......................................     950     951,967
Livermore Valley Joint Unified School District (GO)
    5.000%, 08/01/20.......................................     800     929,088
Long Beach Unified School District (GO) Series D
    3.000%, 08/01/16.......................................   1,000   1,000,000
Los Altos Elementary School District (GO)
    5.000%, 08/01/19.......................................     975   1,103,056
    4.000%, 08/01/21.......................................   1,550   1,789,893
Los Angeles Community College District (GO)
    5.000%, 08/01/21.......................................   2,890   3,478,404
Los Angeles Community College District (GO) Series A
    5.000%, 08/01/20.......................................  10,000  11,686,600
    5.000%, 08/01/21.......................................   1,875   2,256,750
Los Angeles Community College District (GO) Series C
    5.000%, 08/01/20.......................................   1,025   1,197,876
Los Angeles Community College District (GO) Series G
    5.000%, 08/01/23.......................................   3,350   4,224,651

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
CALIFORNIA -- (Continued)
Los Angeles Convention & Exhibit Center Authority (RB)
  Series A (ETM)
    5.000%, 08/15/17....................................... $ 1,125 $ 1,177,470
Los Angeles County (GO) (TRANS)
    3.000%, 06/30/17.......................................  10,000  10,224,500
Los Angeles County Metropolitan Transportation Authority
  (RB)
    5.000%, 07/01/17.......................................   4,950   5,154,088
    5.000%, 07/01/18.......................................   4,650   5,045,622
    5.000%, 07/01/19.......................................   4,000   4,507,120
    5.000%, 07/01/20.......................................   3,085   3,591,989
Los Angeles County Metropolitan Transportation Authority
  (RB) Series C
    5.000%, 07/01/21.......................................   1,400   1,676,626
Los Angeles County Sanitation Districts Financing
  Authority (RB) Series A (MUN GOVT GTD)
    5.000%, 10/01/16.......................................   1,005   1,012,507
Los Angeles Department of Water (RB) Series B
    5.000%, 07/01/19.......................................   1,000   1,127,400
Los Angeles Department of Water & Power (RB) Series A
    4.000%, 07/01/17.......................................     840     867,317
    5.000%, 07/01/18.......................................     125     135,710
    5.000%, 07/01/18.......................................   2,375   2,578,490
    5.000%, 07/01/19.......................................   2,990   3,370,926
    5.000%, 07/01/21.......................................   2,000   2,400,520
Los Angeles Municipal Improvement Corp. (RB) Series A
    4.000%, 11/01/16.......................................   1,795   1,810,670
    5.000%, 03/01/17.......................................   4,300   4,409,435
Los Angeles Unified School District (GO) Series A
    4.000%, 07/01/17.......................................   5,500   5,678,365
    5.000%, 07/01/18.......................................   1,000   1,085,480
Los Angeles Unified School District (GO) Series A-1
    5.000%, 07/01/18.......................................     500     542,740
Los Angeles Unified School District (GO) Series A-1 (FGIC)
    5.500%, 07/01/18.......................................   2,745   3,002,948
Los Angeles Unified School District (GO) Series A-2
    5.000%, 07/01/21.......................................   2,200   2,639,406
Los Angeles Unified School District (GO) Series B
    5.000%, 07/01/22.......................................   1,350   1,660,054
Los Angeles Unified School District (GO) Series C
    2.000%, 07/01/17.......................................   2,800   2,839,928
    5.000%, 07/01/20.......................................     500     582,380

                                     1005

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
CALIFORNIA -- (Continued)
            5.000%, 07/01/23................................. $2,000 $2,516,180
Los Angeles Unified School District (GO) Series KRY
            5.000%, 07/01/19.................................  3,390  3,821,886
Manhattan Beach Unified School District (GO) Series F
            4.000%, 09/01/21.................................    500    574,885
Metropolitan Water District of Southern California (RB)
  Series C
            5.000%, 07/01/17.................................  1,220  1,270,410
Moreno Valley Unified School District (GO) Series A (AGM)
            3.000%, 08/01/16.................................  1,250  1,250,000
Mount Diablo Unified School District (GO)
            5.000%, 02/01/19.................................    500    553,995
New Haven Unified School District (GO) (AGM)
            12.000%, 08/01/16................................  2,480  2,480,000
            12.000%, 08/01/17................................  2,965  3,304,077
            4.000%, 08/01/19.................................  1,430  1,570,040
New Haven Unified School District (GO) Series B (BAM)
            5.000%, 08/01/21.................................  3,100  3,712,653
Newark Unified School District (GO) Series B
            2.000%, 08/01/16.................................    560    560,000
Newhall School District (GO)
            --%, 08/01/18....................................  6,995  6,887,207
Northern California Power Agency (RB) Series A
            5.000%, 07/01/17.................................  1,000  1,040,940
Oakland-Alameda County Coliseum Authority (RB) Series A
            5.000%, 02/01/17.................................  3,700  3,783,805
Oceanside Unified School District (GO) Series A (ASSURED GTY)
            3.000%, 08/01/16.................................    350    350,000
Orange County Sanitation District (CP) Series B
            3.000%, 08/01/16.................................  5,000  5,000,000
Orange County Sanitation District (CP) Series B (AGM)
(currency)  5.000%, 02/01/25
            (Pre-refunded @ $100, 2/1/17)....................  1,200  1,227,060
Orange County Sanitation District (RB) Series A
            5.000%, 02/01/24.................................  5,295  6,759,173
Palomar Community College District (GO)
            5.000%, 05/01/23.................................    715    890,511
Pasadena Area Community College District (GO) Series D
            5.000%, 08/01/17.................................    250    261,350

                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
CALIFORNIA -- (Continued)
Pasadena Unified School District (GO)
            5.000%, 05/01/20................................. $  550 $  636,807
Peralta Community College District (GO)
            5.000%, 08/01/17.................................  1,000  1,045,100
            5.000%, 08/01/18.................................  1,000  1,088,570
            5.000%, 08/01/19.................................  2,220  2,508,755
Peralta Community College District (GO) Series B
            5.000%, 08/01/17.................................  1,260  1,316,826
            5.000%, 08/01/22.................................  1,845  2,267,320
Pleasanton Unified School District (GO) (AGM)
            5.250%, 08/01/16.................................    500    500,000
Poway Unified School District (GO)
            3.250%, 08/01/18.................................  1,350  1,420,267
Rancho Santiago Community College District (GO)
            3.000%, 09/01/16.................................    430    430,890
Rancho Santiago Community College District (GO) (AGM)
            5.250%, 09/01/16.................................    300    301,155
Riverside County Transportation Commission (RB) Series A
            5.000%, 06/01/18.................................    500    541,075
Sacramento Municipal Utility District (RB) Series B
            5.000%, 08/15/17.................................  1,000  1,046,850
Sacramento Municipal Utility District (RB) Series C
            5.000%, 08/15/16.................................  6,610  6,620,906
Sacramento Municipal Utility District (RB) Series U (AGM)
            5.000%, 08/15/16.................................    570    570,941
            5.000%, 08/15/17.................................    620    649,047
Sacramento Municipal Utility District (RB) Series X
            5.000%, 08/15/16.................................  2,500  2,504,125
            5.000%, 08/15/21.................................    750    902,625
San Diego County Regional Transportation Commission (RB)
  Series A
            4.000%, 04/01/18.................................    425    449,795
            5.000%, 04/01/18.................................  1,285  1,381,195
San Diego County Water Authority Financing Corp. (CP)
  Series 2008 A-COPS (AGM)
(currency)  5.000%, 05/01/28
            (Pre-refunded @ $100, 5/1/18)....................  5,810  6,261,379
San Diego County Water Authority Financing Corp. (RB)
            5.000%, 05/01/20.................................  1,385  1,603,041
            5.000%, 05/01/21.................................    550    655,628

                                     1006

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
CALIFORNIA -- (Continued)
San Diego Public Facilities Financing Authority Sewer
  Revenue (RB)
            5.000%, 05/15/22................................. $4,425 $5,411,554
San Diego Public Facilities Financing Authority Sewer
  Revenue (RB) Series A
            5.000%, 05/15/18.................................    350    377,927
San Diego Public Facilities Financing Authority Sewer
  Revenue (RB) Series B
            5.000%, 05/15/18.................................  3,650  3,941,233
San Diego Public Facilities Financing Authority Water
  Revenue (RB) Series A (ETM)
            5.000%, 08/01/16.................................  6,200  6,200,000
            5.000%, 08/01/18.................................  1,260  1,371,334
San Diego Unified School District (GO) Series R-3
            5.000%, 07/01/23.................................  2,000  2,511,640
San Francisco Bay Area Rapid Transit District (GO) Series B
(currency)  5.000%, 08/01/27
            (Pre-refunded @ $100, 8/1/17)....................  5,085  5,313,266
San Francisco Bay Area Rapid Transit District (GO) Series C
            4.000%, 08/01/19.................................    300    330,321
San Francisco Bay Area Rapid Transit District (RB)
            4.000%, 07/01/18.................................  1,000  1,066,090
San Francisco Community College District (GO)
            5.000%, 06/15/18.................................  5,000  5,416,500
San Francisco Community College District (GO) Series C
            4.000%, 06/15/18.................................    485    516,404
San Francisco Unified School District (GO)
            5.000%, 06/15/18.................................  1,720  1,863,947
San Francisco Unified School District (GO) Series E
            5.000%, 06/15/18.................................  1,500  1,625,535
San Jose Evergreen Community College District (GO)
            5.000%, 09/01/21.................................    250    302,423
San Juan Unified School District (GO) Series B
            3.000%, 08/01/16.................................    700    700,000
            2.000%, 08/01/17.................................  1,000  1,015,560
San Leandro Unified School District (GO) Series B
            4.000%, 08/01/21.................................    265    302,802
San Mateo County Community College District (GO)
            4.000%, 09/01/18.................................    775    830,994

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
CALIFORNIA -- (Continued)
    4.000%, 09/01/21....................................... $ 1,310 $ 1,511,819
San Mateo County Community College District (GO) Series A
    3.000%, 09/01/16.......................................     725     726,450
San Ramon Valley Unified School District (GO)
    4.000%, 08/01/21.......................................   4,225   4,863,271
Santa Clara County (GO) Series B
    5.000%, 08/01/18.......................................   5,000   5,442,850
Santa Clara County Financing Authority (RB) Series A
    5.000%, 02/01/19.......................................   3,610   3,998,869
Santa Clara Unified School District (GO)
    5.000%, 07/01/17.......................................  10,480  10,913,034
Santa Clara Valley Transportation Authority (RB) Series B
    5.000%, 04/01/18.......................................   8,215   8,829,975
Santa Margarita-Dana Point Authority (RB) Series B (GO OF
  DIST)
    4.000%, 08/01/17.......................................   1,000   1,035,290
Santa Monica Community College District (GO) Series A
    5.000%, 08/01/19.......................................     315     355,871
Santa Monica Community College District (GO) Series B
    2.000%, 08/01/16.......................................     750     750,000
Saugus Union School District School Facilities Improvement
  District No. 2014-1 (GO) Series A
    5.000%, 08/01/17.......................................   1,580   1,651,574
Solano County Community College District (GO) Series A
    5.000%, 08/01/17.......................................     615     642,737
Sonoma County (RB)
    5.000%, 09/01/19.......................................   6,035   6,839,586
Sonoma Valley Unified School District (GO) Series B
    4.000%, 08/01/16.......................................   1,000   1,000,000
South San Francisco Unified School District (GO) Series G
  (ETM)
    3.500%, 07/01/18.......................................  27,075  28,596,615
Southern California Public Power Authority (RB)
    5.000%, 07/01/18.......................................   1,135   1,231,112
    5.000%, 07/01/18.......................................   1,475   1,599,903
    5.000%, 07/01/20.......................................   1,175   1,364,151
Southwestern Community College District (GO)
    5.000%, 08/01/19.......................................   2,230   2,514,370
Southwestern Community College District (GO) Series A
    5.500%, 08/01/17.......................................     275     288,849

                                     1007

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                          FACE
                                                         AMOUNT
                                                         (000)        VALUE+
                                                       ----------- ------------
CALIFORNIA -- (Continued)
State Helena Unified School District (GO)
            4.000%, 08/01/16.......................... $     1,330 $  1,330,000
Sweetwater Union High School District (GO) (ETM)
            5.000%, 01/01/18..........................       1,750    1,860,582
Tamalpais Union High School District (GO)
            4.000%, 02/01/17..........................         500      508,905
Union Elementary School District (GO) Series A
            3.000%, 09/01/18..........................       1,130    1,186,873
University of California (RB) Series Q
(currency)  5.250%, 05/15/23
            (Pre-refunded @ $101, 5/15/17)............       1,000    1,047,040
Upland Unified School District (GO)
            1.000%, 08/01/16..........................         900      900,000
Ventura County (GO) (TRANS)
            2.000%, 07/01/17..........................      31,095   31,540,591
West Contra Costa Unified School District (GO) (AGM)
            5.000%, 08/01/17..........................       1,585    1,656,309
            5.000%, 08/01/18..........................       1,415    1,540,907
            5.000%, 08/01/20..........................         820      955,128
            5.000%, 08/01/21..........................       2,350    2,813,161
West Contra Costa Unified School District (GO)
  (ASSURED GTY)
            5.000%, 08/01/17..........................         550      574,745
West Contra Costa Unified School District (GO)
  Series A
            4.000%, 08/01/18..........................       2,135    2,279,582
West Contra Costa Unified School District (GO)
  Series B
            6.000%, 08/01/21..........................       1,000    1,245,760
Westlands Water District (RB) Series A (AGM)
            4.000%, 09/01/20..........................       1,045    1,176,200
Whittier Union High School District (GO) Series C
            2.000%, 08/01/18..........................       1,480    1,523,704
Yolo County Washington Unified School District (GO)
            4.000%, 08/01/20..........................       1,000    1,116,770
Yosemite Community College District (GO)
            1.000%, 08/01/17..........................       1,850    1,860,637
                                                                   ------------
TOTAL MUNICIPAL BONDS.................................              850,402,009
                                                                   ------------
TOTAL INVESTMENT SECURITIES...........................              850,402,009
                                                                   ------------

                                                         SHARES       VALUE+
                                                       ----------- ------------
TEMPORARY CASH INVESTMENTS -- (1.4%)
            JPMorgan Tax Free Money Market
              Fund, 0.230%............................  12,029,791 $ 12,029,791
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $850,840,495)^^...............................             $862,431,800
                                                                   ============

                                     1008

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                    LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                  ----------- ------------ ------- ------------
Municipal Bonds..................          -- $850,402,009   --    $850,402,009
Temporary Cash Investments....... $12,029,791           --   --      12,029,791
                                  ----------- ------------   --    ------------
TOTAL............................ $12,029,791 $850,402,009   --    $862,431,800
                                  =========== ============   ==    ============

                                     1009

           DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)


                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
MUNICIPAL BONDS -- (99.2%)

CALIFORNIA -- (99.2%)
Albany Unified School District (GO)
            4.000%, 08/01/21................................. $  240 $  273,859
Alhambra Unified School District (GO) Series A (ASSURED GTY)
            5.250%, 08/01/18.................................    375    408,656
Alum Rock Union Elementary School District (GO) Series A
            5.000%, 09/01/21.................................    730    873,014
Amador County Unified School District (GO)
            4.000%, 08/01/19.................................    385    421,140
Anaheim Public Financing Authority (RB)
            5.000%, 08/01/17.................................    500    521,935
Anaheim Union High School District (GO)
            5.000%, 08/01/19.................................    855    964,030
Antelope Valley Community College District (GO) Series A
            5.000%, 08/01/24.................................    850  1,086,580
Antelope Valley Union High School District (GO)
            4.000%, 08/01/21.................................    500    575,005
            5.000%, 08/01/22.................................  1,650  2,025,540
Azusa Unified School District (GO)
            5.000%, 07/01/21.................................    425    507,170
Baldwin Park Unified School District (GO) (AGM)
            5.000%, 08/01/17.................................    100    104,510
Bay Area Toll Authority (RB)
            4.000%, 04/01/18.................................    500    528,910
Bay Area Toll Authority (RB) Series F-1
(currency)  5.000%, 04/01/34
            (Pre-refunded @ $100, 4/1/18)....................  1,600  1,718,384
(currency)  5.125%, 04/01/39
            (Pre-refunded @ $100, 4/1/19)....................  3,450  3,862,482
Berkeley Unified School District (GO)
            5.000%, 08/01/19.................................    325    366,132
Berkeley Unified School District (GO) Series D
            5.000%, 08/01/23.................................    600    749,334
Berryessa Union School District (GO) (AMBAC)
            5.375%, 08/01/18.................................    200    218,612
Buena Park School District (GO) (AGM)
            2.500%, 08/01/21.................................     75     80,165
Butte-Glenn Community College District (GO)
            2.500%, 08/01/20.................................    550    586,459

                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
CALIFORNIA -- (Continued)
California Educational Facilities Authority (RB)
            5.000%, 10/01/16................................. $  500 $  503,570
California Health Facilities Financing Authority (RB)
  Series C
(currency)  6.500%, 10/01/33
            (Pre-refunded @ $100, 10/1/18)...................  1,000  1,127,640
California State (GO)
            5.000%, 11/01/16.................................    150    151,688
            5.000%, 02/01/18.................................  1,150  1,226,233
            5.000%, 09/01/18.................................  1,325  1,446,357
            5.000%, 10/01/18.................................    250    273,808
            5.000%, 04/01/19.................................  2,000  2,230,820
            5.500%, 04/01/19.................................  2,605  2,939,977
            5.000%, 09/01/19.................................  1,795  2,031,366
            3.125%, 10/01/19.................................    100    107,666
            5.000%, 10/01/19.................................  1,000  1,135,200
            5.000%, 10/01/19.................................    500    567,600
            4.000%, 11/01/19.................................    135    149,357
            5.000%, 11/01/19.................................    835    950,547
            5.000%, 02/01/20.................................  1,200  1,376,028
            5.250%, 02/01/20.................................    500    577,650
            5.000%, 04/01/20.................................    900  1,037,511
            5.000%, 10/01/20.................................  3,540  4,145,659
            5.000%, 10/01/20.................................  1,375  1,610,249
            5.000%, 11/01/20.................................    750    880,500
            5.000%, 12/01/20.................................    500    588,445
            5.000%, 02/01/21.................................    700    827,498
            5.000%, 04/01/21.................................    475    564,177
            5.000%, 09/01/21.................................  3,705  4,451,187
            5.000%, 02/01/22.................................  2,195  2,663,259
            5.000%, 04/01/22.................................    500    608,880
            4.000%, 09/01/22.................................    525    614,943
            5.250%, 09/01/22.................................  2,135  2,657,349
            5.250%, 10/01/22.................................  2,380  2,968,384
            5.000%, 12/01/22.................................  1,245  1,540,127
            5.000%, 02/01/23.................................  1,150  1,423,861
            5.000%, 10/01/23.................................    100    125,687
            5.000%, 11/01/23.................................    875  1,101,572
California State (GO) Series A (ETM)
            4.400%, 07/01/18.................................    410    440,455
            5.000%, 07/01/19.................................  1,400  1,578,794
California State (GO) Series B
            5.000%, 09/01/23.................................  2,285  2,865,436
California State Department of Water Resources (RB) Series AR
            5.000%, 12/01/22.................................  3,210  3,999,820
            5.000%, 12/01/23.................................    900  1,145,718
California State Department of Water Resources (RB) Series AS
            5.000%, 12/01/19.................................    530    606,150

                                     1010

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
CALIFORNIA -- (Continued)
            5.000%, 12/01/22................................. $1,485 $1,844,207
California State Department of Water Resources (RB)
  Series AS (ETM)
            5.000%, 12/01/19.................................     15     17,112
            5.000%, 12/01/22.................................     15     18,535
California State Department of Water Resources Power Supply
  Revenue (RB) Series L
            5.000%, 05/01/17.................................    450    465,300
            5.000%, 05/01/18.................................    745    803,147
            5.000%, 05/01/19.................................    925  1,037,767
            5.000%, 05/01/20.................................  2,250  2,611,462
California State Department of Water Resources Power Supply
  Revenue (RB) Series M
            4.000%, 05/01/19.................................    455    498,089
California State University (RB) Series A
            2.500%, 11/01/18.................................  1,500  1,564,815
            5.000%, 11/01/18.................................  2,500  2,747,200
            5.000%, 11/01/19.................................    450    512,897
            5.000%, 11/01/19.................................  1,000  1,139,770
            5.000%, 11/01/20.................................    685    805,759
California State University (RB) Series C (AGM)
            5.000%, 11/01/22.................................    100    123,880
California Statewide Communities Dev. Authority (RB)
(currency)  6.000%, 06/01/33
            (Pre-refunded @ $100, 6/1/21)....................  1,295  1,609,089
Capistrano Unified School District School Facilities
  Improvement District No. 1 (GO)
            4.000%, 08/01/22.................................    170    196,812
Central Marin Sanitation Agency (RB)
            3.000%, 09/01/18.................................  1,180  1,240,392
            4.000%, 09/01/21.................................  1,425  1,643,780
Chabot-Las Positas Community College District (GO)
            5.000%, 08/01/22.................................    900  1,102,491
            4.000%, 08/01/23.................................  1,970  2,330,293
Chaffey Community College District (GO) Series E
            4.000%, 06/01/22.................................    335    390,513
Chino Hills Financing Authority (RB)
            4.000%, 06/01/18.................................    500    531,895
Chino Valley Unified School District (GO) Series A
            4.000%, 08/01/21.................................    200    229,792
Chula Vista Elementary School District (GO)
            5.000%, 08/01/22.................................  1,835  2,235,966

                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
CALIFORNIA -- (Continued)
City & County of San Francisco (GO)
    4.000%, 06/15/20......................................... $  800 $  899,224
City & County of San Francisco (GO) Series A
    5.000%, 06/15/20.........................................  1,715  1,992,967
    5.000%, 06/15/22.........................................  2,200  2,695,946
City & County of San Francisco (GO) Series R1
    5.000%, 06/15/21.........................................    470    562,045
City and County of San Francisco (GO)
    5.000%, 06/15/21.........................................    230    275,287
City and County of San Francisco (GO) Series A
    4.750%, 06/15/19.........................................    545    609,348
City and County of San Francisco (GO) Series F&C
    2.000%, 06/15/22.........................................  1,580  1,667,026
City of Long Beach Harbor Revenue (RB) Series B
    5.000%, 05/15/19.........................................    250    280,093
City of Long Beach Harbor Revenue (RB) Series C
    5.000%, 11/15/18.........................................    500    549,930
City of Los Angeles (GO) Series A
    4.000%, 09/01/18.........................................    780    835,684
    5.000%, 09/01/20.........................................    445    521,006
City of Los Angeles (GO) Series B
    5.000%, 09/01/19.........................................    600    680,388
City of Riverside Water Revenue (RB) Series A
    5.000%, 10/01/18.........................................    300    328,503
City of Sacramento Unified School District (GO)
    5.000%, 07/01/18.........................................    300    324,744
    5.000%, 07/01/24.........................................  1,800  2,283,642
City of San Francisco Public Utilities Commission Water
  Revenue (RB) Series B
    5.000%, 11/01/19.........................................    420    478,703
Coachella Valley Unified School District (GO) (BAM)
    4.000%, 08/01/22.........................................    825    953,568
Colton Joint Unified School District (GO)
    5.000%, 08/01/21.........................................    900  1,071,567
Conejo Valley Unified School District (GO)
    2.000%, 08/01/18.........................................  2,350  2,410,395
    4.000%, 08/01/18.........................................    115    122,504
Contra Costa County Walnut Creek Elementary School District
  (GO)
    1.500%, 09/01/17.........................................    500    505,585

                                     1011

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ ----------
CALIFORNIA -- (Continued)
Contra Costa Water District (RB) Series Q
    5.000%, 10/01/18..................................... $  220 $  240,902
Culver City School Facilities Financing Authority (RB)
  (AGM) (GO OF DIST)
    5.500%, 08/01/26.....................................    855  1,157,148
Cupertino Union School District (GO) Series A
    4.000%, 08/01/17.....................................    275    284,732
Cupertino Union School District (GO) Series B
    4.000%, 08/01/21.....................................    400    461,060
Davis Joint Unified School District (GO)
    5.000%, 08/01/18.....................................    420    456,582
Davis Joint Unified School District Community Facilities
  District (ST) (AGM)
    3.000%, 08/15/22.....................................  1,000  1,092,860
Davis Joint Unified School District Community Facilities
  District No. 2 (ST) (AGM)
    3.000%, 08/15/19.....................................    500    531,505
Dublin Unified School District (GO)
    5.000%, 02/01/19.....................................    425    471,342
    5.000%, 08/01/22.....................................    875  1,073,004
    5.000%, 08/01/23.....................................  1,665  2,085,729
East Side Union High School District (GO)
    4.000%, 08/01/21.....................................    600    688,428
East Side Union High School District (GO) Series D
    3.000%, 08/01/19.....................................    825    881,389
El Dorado Irrigation District & El Dorado Water Agency
  (CP) Series A (ASSURED GTY)
    4.000%, 08/01/16.....................................    530    530,000
El Rancho Unified School District (GO) (AGM)
    4.000%, 08/01/21.....................................  1,285  1,464,939
Enterprise Elementary School District (GO)
    4.000%, 09/01/19.....................................    500    548,545
Escondido Union School District (GO) Series B (NATL-RE
  FGIC)
    5.000%, 08/01/16.....................................    400    400,000
Fallbrook Union Elementary School District (GO) Series A
    5.000%, 08/01/20.....................................    200    232,958
Folsom Cordova Unified School District School Facilities
  Improvement District No. 4 (GO) Series A (NATL-RE)
    5.000%, 10/01/16.....................................    500    503,615

                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ ----------
CALIFORNIA -- (Continued)
Fontana Unified School District (GO)
    5.000%, 08/01/19..................................... $  600 $  676,128
    4.000%, 08/01/21.....................................  1,585  1,816,093
    4.000%, 08/01/22.....................................    875  1,017,397
Fountain Valley Public Finance Authority (RB) Series A
    5.000%, 07/01/24.....................................    250    317,603
Franklin-Mckinley School District (GO) (ASSURED GTY)
    5.000%, 08/01/17.....................................    275    287,403
Fresno Unified School District (GO) Series A (AGM)
    4.500%, 08/01/20.....................................    480    546,835
Gilroy Unified School District (GO) (AGM)
    4.000%, 08/01/24.....................................  2,615  3,136,274
Gilroy Unified School District (GO) Series A (ASSURED
  GTY)
    5.000%, 08/01/18.....................................    500    543,030
Grossmont Union High School District (GO) Series A
    5.000%, 08/01/18.....................................    200    217,546
Hacienda La Puente Unified School District (GO) (NATL-RE)
    5.000%, 08/01/23.....................................    225    279,977
Huntington Beach Public Financing Authority (RB)
    4.000%, 09/01/18.....................................    200    213,848
Jurupa Unified School District (GO) (AGM)
    4.000%, 08/01/18.....................................    235    250,042
    5.000%, 08/01/20.....................................    725    839,202
Kern High School District (GO) (AGM)
    5.000%, 08/01/19.....................................    250    281,880
Kern High School District (GO) Series E
    2.000%, 08/01/19.....................................  1,350  1,402,326
    2.000%, 08/01/20.....................................  2,435  2,546,718
Liberty Union High School District (GO)
    5.000%, 08/01/20.....................................    380    442,130
    4.000%, 08/01/21.....................................    500    573,690
Lompoc Unified School District (GO) (ASSURED GTY)
    5.250%, 08/01/20.....................................    540    631,498
Long Beach Unified School District (GO)
    5.000%, 08/01/20.....................................  1,500  1,752,990
Los Altos Elementary School District (GO)
    4.000%, 08/01/21.....................................    250    288,693

                                     1012

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ ----------
CALIFORNIA -- (Continued)
Los Angeles Community College District (GO) Series C
    5.000%, 08/01/19..................................... $  950 $1,074,773
    5.000%, 08/01/25.....................................  1,240  1,619,688
    5.000%, 06/01/26.....................................  2,500  3,302,075
Los Angeles Community College District (GO) Series G
    5.000%, 08/01/23.....................................    650    819,708
Los Angeles Convention & Exhibit Center Authority (RB)
  Series A (ETM)
    4.500%, 08/15/18.....................................    300    323,991
Los Angeles County Metropolitan Transportation Authority
  (RB)
    5.000%, 07/01/17.....................................    525    546,646
Los Angeles County Metropolitan Transportation Authority
  (RB) Series A
    5.000%, 07/01/17.....................................    300    312,369
    5.000%, 07/01/18.....................................    665    721,578
    5.000%, 07/01/19.....................................  1,000  1,126,780
    5.000%, 07/01/21.....................................    520    622,747
Los Angeles County Metropolitan Transportation Authority
  (RB) Series B
    5.000%, 06/01/19.....................................    370    415,688
    5.000%, 07/01/20.....................................    525    610,617
Los Angeles County Metropolitan Transportation Authority
  (RB) Series C
    5.000%, 07/01/20.....................................    525    610,617
Los Angeles Department of Water (RB) Series B
    5.000%, 07/01/22.....................................    435    534,906
Los Angeles Department of Water & Power (RB) Series A
    5.000%, 07/01/19.....................................  1,195  1,347,243
    5.000%, 07/01/19.....................................    370    417,138
    5.000%, 07/01/21.....................................  1,650  1,980,429
Los Angeles Department of Water & Power (RB) Series D
    4.000%, 07/01/19.....................................  1,000  1,098,580
Los Angeles Municipal Improvement Corp. (RB) Series A
  (ETM)
    5.000%, 09/01/16.....................................    200    200,718
Los Angeles Unified School District (GO) Series A
    3.000%, 07/01/19.....................................    725    775,569
    3.000%, 07/01/20.....................................    790    859,338
    5.000%, 07/01/20.....................................    150    174,714
    2.000%, 07/01/22.....................................    630    666,445
Los Angeles Unified School District (GO) Series A-2
    5.000%, 07/01/21.....................................    315    377,915

                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ ----------
CALIFORNIA -- (Continued)
Los Angeles Unified School District (GO) Series C
    5.000%, 07/01/23..................................... $3,050 $3,837,174
Los Angeles Unified School District (GO) Series D
    4.000%, 07/01/17.....................................    200    206,486
Los Angeles Unified School District (GO) Series I
    5.000%, 07/01/19.....................................    750    845,550
Los Angeles Unified School District (GO) Series KRY
    5.000%, 07/01/18.....................................    750    814,110
Los Rios Community College District (GO)
    5.000%, 08/01/19.....................................  2,965  3,346,862
Los Rios Community College District (GO) Series B
    5.000%, 08/01/23.....................................    510    638,479
Lynwood Unified School District (GO) (AGM)
    5.000%, 08/01/21.....................................    450    534,578
    5.000%, 08/01/22.....................................    485    589,100
Manhattan Beach Unified School District (GO) Series C
    3.500%, 09/01/21.....................................  1,185  1,333,184
Manhattan Beach Unified School District (GO) Series E
    3.000%, 09/01/22.....................................    560    621,342
Mendocino-Lake Community College District (GO) Series A
  (NATL-RE)
    5.000%, 08/01/17.....................................    100    104,387
Merced Union High School District (GO) Series A (ASSURED
  GTY)
    4.000%, 08/01/18.....................................    250    266,363
Metropolitan Water District of Southern California (RB)
  Series A
    5.000%, 07/01/19.....................................  1,090  1,228,866
Montebello Unified School District (GO)
    5.000%, 08/01/20.....................................    415    480,724
Moreland School District (GO) Series B
    5.000%, 08/01/21.....................................    500    599,900
Moreno Valley Public Financing Authority (RB)
    5.000%, 11/01/20.....................................  1,470  1,713,726
Morongo Unified School District (GO)
    3.000%, 08/01/22.....................................    480    530,414
Mount Diablo Unified School District (GO)
    3.250%, 08/01/19.....................................    500    537,870

                                     1013

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
CALIFORNIA -- (Continued)
New Haven Unified School District (GO) (ASSURED GTY)
    5.000%, 08/01/19......................................... $  150 $  169,128
Oakland Joint Powers Financing Authority (RB) Series B
  (ASSURED GTY)
    4.500%, 08/01/18.........................................    500    537,775
Oceanside Unified School District (GO)
    4.000%, 08/01/17.........................................    300    310,524
Oxnard Union High School District (GO)
    4.000%, 08/01/21.........................................    320    365,482
    4.000%, 08/01/22.........................................    500    579,800
Palm Springs Unified School District (GO)
    5.000%, 08/01/19.........................................    500    564,555
Peralta Community College District (GO)
    5.000%, 08/01/17.........................................    100    104,489
Placentia-Yorba Linda Unified School District (GO) Series A
    5.000%, 08/01/18.........................................    275    298,724
Plumas Unified School District (GO) (AGM)
    5.250%, 08/01/21.........................................    800    955,320
Pomona Unified School District (GO) Series C
    4.000%, 08/01/16.........................................    250    250,000
Porterville Unified School District Facilities Improvement
  District (GO) Series B (AGM)
    5.000%, 08/01/18.........................................    450    487,697
    5.000%, 08/01/19.........................................    325    364,793
Poway Unified School District (GO)
    5.000%, 08/01/19.........................................    200    225,376
Rancho Santiago Community College District (GO) (AGM)
    5.250%, 09/01/20.........................................    500    590,190
Redlands Financing Authority (RB) Series A
    5.000%, 09/01/22.........................................  1,290  1,576,483
Roseville City School District (GO)
    5.000%, 08/01/17.........................................    400    418,120
Sacramento Municipal Utility District (RB) Series U (AGM)
    5.000%, 08/15/17.........................................    125    130,856
Saddleback Valley Unified School District (GO)
    5.000%, 08/01/22.........................................    465    572,048
San Diego County Regional Transportation Commission (RB)
  Series A
    5.000%, 04/01/18.........................................    265    284,838

                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
CALIFORNIA -- (Continued)
San Diego County Water Authority Financing Corp. (RB)
            5.000%, 05/01/21................................. $  310 $  369,536
San Diego County Water Authority Financing Corp. (RB)
  Series A
            4.000%, 05/01/17.................................    450    462,029
San Diego Public Facilities Financing Authority Sewer
  Revenue (RB)
            5.000%, 05/15/22.................................    700    856,065
San Diego Public Facilities Financing Authority Sewer
  Revenue (RB) Series A
(currency)  5.250%, 05/15/24
            (Pre-refunded @ $100, 5/15/20)...................  1,975  2,307,491
(currency)  5.375%, 05/15/34
            (Pre-refunded @ $100, 5/15/19)...................    650    735,533
San Diego Public Facilities Financing Authority Sewer
  Revenue (RB) Series B
(currency)  5.500%, 05/15/23
            (Pre-refunded @ $100, 5/15/19)...................    500    567,520
San Diego Public Facilities Financing Authority Water
  Revenue (RB) Series A (ETM)
            5.000%, 08/01/16.................................    400    400,000
San Diego Unified School District (GO) Series C-2 (AGM)
            5.500%, 07/01/21.................................    600    733,266
            5.500%, 07/01/25.................................  2,550  3,430,591
San Dieguito Union High School District (GO) Series A-2
            5.000%, 08/01/23.................................    490    614,190
San Francisco Bay Area Rapid Transit District (GO) Series C
            4.000%, 08/01/19.................................    325    357,848
San Francisco Community College District (GO)
            5.000%, 06/15/20.................................  1,500  1,740,630
San Francisco Community College District (GO) Series D
            5.000%, 06/15/20.................................    600    696,252
San Francisco Municipal Transportation Agency (RB) Series A
            5.000%, 03/01/20.................................    860    991,090
San Jose Evergreen Community College District (GO)
            5.000%, 09/01/21.................................  1,750  2,116,957
San Juan Unified School District (GO)
            5.000%, 08/01/22.................................    800    982,600
San Juan Unified School District (GO) Series B
            3.000%, 08/01/16.................................    260    260,000

                                     1014

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
CALIFORNIA -- (Continued)
San Mateo County Community College District (GO)
    4.000%, 09/01/18......................................... $  700 $  750,575
San Ramon Valley Unified School District (GO)
    4.000%, 08/01/21.........................................  1,500  1,726,605
Santa Ana Unified School District (GO) Series A
    5.000%, 08/01/18.........................................    275    299,126
Santa Cruz City High School District (GO)
    4.000%, 08/01/22.........................................    715    834,963
Santa Monica Community College District (GO) Series A
    5.000%, 08/01/22.........................................    225    276,356
Santa Monica Public Financing Authority (RB) Series B
    4.000%, 12/01/19.........................................    175    193,779
Saugus Union School District (GO) (NATL-RE FGIC)
    5.250%, 08/01/17.........................................    500    523,890
South San Francisco Unified School District (GO) Series G
  (ETM)
    3.500%, 07/01/18.........................................  5,600  5,914,720
Southern California Public Power Authority (RB)
    5.000%, 07/01/18.........................................    150    162,702
    5.000%, 07/01/18.........................................    250    271,170
    4.000%, 07/01/19.........................................    575    630,280
Standard Elementary School District (GO) Series A
    4.000%, 08/01/24.........................................    240    285,641
Stockton Unified School District (GO) (AGM)
    5.000%, 07/01/20.........................................    150    173,519
Sweetwater Union High School District (GO) (ETM)
    5.000%, 01/01/18.........................................  1,200  1,275,828
Tahoe Forest Hospital District (GO)
    4.000%, 08/01/20.........................................    295    330,061
Val Verde Unified School District (GO) Series B (AGM)
    3.000%, 08/01/17.........................................    200    205,054
Vista Unified School District (GO)
    5.000%, 08/01/19.........................................    200    225,758
West Contra Costa Unified School District (GO)
    5.000%, 08/01/21.........................................    430    514,749
West Contra Costa Unified School District (GO) (AGM)
    5.000%, 08/01/17.........................................    195    203,773
    5.000%, 08/01/18.........................................  1,145  1,246,882

                                                           FACE
                                                          AMOUNT
                                                          (000)       VALUE+
                                                        ---------- ------------
CALIFORNIA -- (Continued)
West Contra Costa Unified School District (GO)
  (ASSURED GTY)
     5.000%, 08/01/17.................................. $      175 $    182,873
West Contra Costa Unified School District (GO)
  Series B
     6.000%, 08/01/20..................................      1,475    1,774,646
West Covina Unified School District (GO) (AGM)
     5.000%, 08/01/21..................................        385      456,745
Western Riverside County Regional Wastewater
  Authority (RB) (ASSURED GTY)
     5.000%, 09/01/19..................................        250      281,288
Westside Union School District (GO) Series A
     4.000%, 08/01/23..................................        700      824,950
Whittier Union High School District (GO) Series C
     2.000%, 08/01/19..................................        645      672,148
Wright Elementary School District (GO) Series A
     3.000%, 08/01/20..................................        165      178,632
Yolo County Washington Unified School District (GO)
     4.000%, 08/01/19..................................        450      492,381
Yosemite Union High School District (GO) (AGM)
     4.000%, 08/01/19..................................        395      432,079
Yuba Community College District (GO) Series B
     4.000%, 08/01/21..................................        355      409,191
Yuba Community College District (GO) Series C
     5.000%, 08/01/17..................................        240      250,896
                                                                   ------------
TOTAL MUNICIPAL BONDS..................................             235,206,687
                                                                   ------------
TOTAL INVESTMENT SECURITIES............................             235,206,687
                                                                   ------------

                                                          SHARES
                                                        ----------
TEMPORARY CASH INVESTMENTS -- (0.8%)
     JPMorgan Tax Free Money Market Fund, 0.230%.......  1,879,636    1,879,636
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $228,450,739)^^................................            $237,086,323
                                                                   ============

                                     1015

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                   --------------------------------------------
                                    LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                   ---------- ------------ ------- ------------
Municipal Bonds...................         -- $235,206,687   --    $235,206,687
Temporary Cash Investments........ $1,879,636           --   --       1,879,636
                                   ---------- ------------   --    ------------
TOTAL............................. $1,879,636 $235,206,687   --    $237,086,323
                                   ========== ============   ==    ============

                                     1016

                        DFA NY MUNICIPAL BOND PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)


                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
MUNICIPAL BONDS -- (99.5%)

NEW YORK -- (99.5%)
Albany Industrial Development Agency (RB) Series E
(currency)  5.250%, 11/15/22
            (Pre-Refunded @ $100, 11/15/17).................. $  860 $  911,609
Ardsley Union Free School District (GO) (ST AID WITHHLDG)
            3.000%, 11/01/18.................................    200    210,408
            2.250%, 08/15/23.................................    290    307,655
Arlington Central School District (GO) Series B (ST AID
  WITHHLDG)
            4.000%, 12/15/17.................................    200    209,380
Babylon Union Free School District (GO) (ST AID WITHHLDG)
            2.000%, 06/15/17.................................    500    506,260
            2.000%, 06/15/20.................................    290    301,420
Bethpage Union Free School District (GO) (ST AID WITHHLDG)
            4.000%, 02/01/18.................................    275    289,058
Brewster Central School District (GO) (ST AID WITHHLDG)
            5.000%, 10/15/16.................................    180    181,631
            2.000%, 10/01/19.................................    100    103,929
Cheektowaga Central School District (GO) (ST AID WITHHLDG)
            3.000%, 12/01/16.................................    250    252,035
City of New York (GO) Series 1
            3.000%, 08/01/17.................................    350    358,845
City of New York (GO) Series A
            5.000%, 08/01/23.................................  1,200  1,491,396
            5.000%, 08/01/24.................................    620    785,044
            5.000%, 08/01/25.................................    220    283,921
City of New York (GO) Series B
            5.000%, 08/01/17.................................    930    971,943
City Of New York (GO) Series B
            5.000%, 08/01/18.................................    115    125,041
City of New York (GO) Series B
            5.000%, 08/01/18.................................    185    201,152
            5.000%, 08/01/21.................................  1,000  1,192,240
City of New York (GO) Series E
            5.000%, 08/01/17.................................    150    156,765
City of New York (GO) Series F
            5.000%, 08/01/17.................................    500    522,550
City of New York (GO) Series F-1
            3.000%, 06/01/17.................................    775    791,376
City of New York (GO) Series I-Subseries 1-I
            5.000%, 03/01/22.................................    265    319,966

                                                                 FACE
                                                                AMOUNT
                                                                (000)   VALUE+
                                                                ------ --------
NEW YORK -- (Continued)
County Of Cattaraugus (GO) (ASSURED GTY)
            4.000%, 09/15/17...................................  $250  $259,760
County of Columbia (GO) Series A (AGM)
            2.000%, 02/01/19...................................   275   282,997
County of Onondaga (GO)
            5.000%, 05/15/19...................................   115   128,910
East Islip Union Free School District (GO) (ST AID WITHHLDG)
            4.000%, 07/01/19...................................   240   262,709
Erie County Industrial Dev. Agency/The (RB) Series A (AGM) (ST
  AID WITHHLDG)
(currency)  5.750%, 05/01/18
            (Pre-refunded @ $100, 5/1/17)......................   500   519,630
Haverstraw-Stony Point Central School District (GO) (ST AID
  WITHHLDG)
            3.000%, 08/15/22...................................   200   221,260
            3.000%, 08/15/23...................................   360   399,982
Herricks Union Free School District (GO) (ST AID WITHHLDG)
            4.000%, 06/15/21...................................   150   172,014
Homer Central School District (GO) (ST AID WITHHLDG)
            2.000%, 03/15/17...................................   210   211,898
Lindenhurst Union Free School District (GO) (ST AID WITHHLDG)
            2.250%, 09/01/23...................................   195   205,187
Liverpool Central School District (GO) (ST AID WITHHLDG)
            4.000%, 06/15/18...................................   150   159,423
Long Beach City School District (GO) (ST AID WITHHLDG)
            3.000%, 05/01/17...................................   125   127,309
Metropolitan Transportation Authority (RB) Series B
(currency)  5.000%, 11/15/20
            (Pre-refunded @ $100, 11/15/17)....................   750   793,118
Metropolitan Transportation Authority (RB) Series B-2
            5.000%, 11/01/16...................................   750   758,415
Metropolitan Transportation Authority (RB) Series C
            4.000%, 11/15/17...................................   730   762,251
Middletown City School District (GO) (ST AID WITHHLDG)
            5.000%, 09/15/24...................................   130   164,874
New Rochelle City School District (GO) (ST AID WITHHLDG)
            4.000%, 06/01/18...................................   475   504,222
            4.000%, 06/01/20...................................   300   334,671

                                     1017

DFA NY MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
NEW YORK -- (Continued)
New York City Transitional Finance Authority Future Tax
  Secured Revenue (RB) Series F-1
(currency)  5.000%, 05/01/24
            (Pre-refunded @ $100, 5/1/18).................... $  750 $  807,990
New York City Transitional Finance Authority Future Tax
  Secured Revenue (RB) Series G (ETM)
            5.000%, 11/01/17.................................    250    263,775
New York City Water & Sewer System (RB) Series AA
(currency)  5.000%, 06/15/20
            (Pre-refunded @ $100, 6/15/18)...................    750    811,890
New York State (GO) Series A
            4.000%, 03/01/18.................................    100    105,542
New York State (GO) Series C
            5.000%, 04/15/22.................................    600    733,014
New York State Dormitory Authority (RB)
            5.000%, 07/01/27
            (Pre-refunded @ $100, 7/1/17)....................    700    728,399
New York State Dormitory Authority (RB) Series A
            5.000%, 03/15/17.................................    800    822,488
            5.000%, 02/15/18.................................    525    560,957
            5.000%, 03/15/18.................................    100    107,320
            5.000%, 07/01/20.................................    395    458,255
            5.000%, 10/01/22.................................    475    589,209
            4.000%, 12/15/22.................................    100    117,313
            5.000%, 03/15/23.................................    650    809,926
            5.000%, 03/15/23.................................    200    249,208
New York State Dormitory Authority (RB) Series B
            5.000%, 02/15/20.................................  2,075  2,380,357
            5.000%, 02/15/22.................................  1,000  1,211,200
            5.000%, 02/15/24.................................    455    573,946
            5.000%, 02/15/25.................................    550    704,660
New York State Dormitory Authority (RB) Series C
            4.000%, 03/15/18.................................    200    211,190
New York State Dormitory Authority (RB) Series D
(currency)  5.000%, 03/15/36
            (Pre-refunded @ $100, 9/15/16)...................    550    552,926
New York State Environmental Facilities Corp. (RB) Series A
            5.000%, 12/15/17.................................    250    265,445
            5.250%, 12/15/18.................................    260    288,366
New York State Housing Finance Agency (RB) Series A
(currency)  4.000%, 09/15/18
            (Pre-refunded @ $100, 9/15/17)...................    300    311,712

                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
NEW YORK -- (Continued)
New York State Thruway Authority (RB) Series A
            5.000%, 03/15/18................................. $  475 $  509,210
            5.000%, 03/15/18.................................    350    375,207
New York State Thruway Authority (RB) Series B
(currency)  5.000%, 04/01/27
            (Pre-refunded @ $100, 10/1/17)...................  1,500  1,577,325
New York State Thruway Authority Highway & Bridge Trust Fund
  (RB) Series A
(currency)  5.000%, 04/01/25
            (Pre-refunded @ $100, 4/1/17)....................    735    757,050
New York State Thruway Authority Highway & Bridge Trust Fund
  (RB) Series B
(currency)  5.000%, 04/01/22
            (Pre-Refunded @ $100, 10/1/18)...................    415    454,429
New York State Urban Development Corp. (RB)
(currency)  5.000%, 12/15/19
            (Pre-refunded @ $100, 12/15/17)..................    295    313,057
(currency)  5.000%, 12/15/25
            (Pre-refunded @ $100, 12/15/17)..................    130    137,957
New York State Urban Development Corp. (RB) Series A
            5.000%, 03/15/19.................................    300    333,885
New York State Urban Development Corp. (RB) Series A-1
            5.000%, 12/15/17.................................    115    122,039
New York State Urban Development Corp. (RB) Series B-1
            5.000%, 03/15/17.................................    150    154,197
New York State Urban Development Corp. (RB) Series C
            5.000%, 12/15/16.................................    210    213,583
Niagara County (GO) Series B
            2.000%, 12/15/17.................................    415    423,466
North Shore Central School District (GO) (ST AID WITHHLDG)
            2.000%, 12/15/22.................................    285    300,188
            2.000%, 12/15/23.................................    550    578,149
North Tonawanda City School District (GO) (ST AID WITHHLDG)
            4.000%, 09/15/21.................................    650    742,833
Oceanside Union Free School District (GO) (ST AID WITHHLDG)
            2.500%, 07/01/23.................................    520    556,135

                                     1018

DFA NY MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT
                                                          (000)   VALUE+
                                                          ------ --------
NEW YORK -- (Continued)
Penfield Central School District (GO) (ASSURED GTY) (ST
  AID WITHHLDG)
    3.750%, 06/15/19.....................................  $350  $380,450
Pittsford Central School District (GO) Series B (ST AID
  WITHHLDG)
    4.000%, 12/15/17.....................................   100   104,704
Port Authority of New York & New Jersey (RB)
    5.000%, 12/01/17.....................................   750   793,673
Port Authority of New York & New Jersey (RB) (AGM)
    5.000%, 08/15/17.....................................   260   271,877
Ramapo Central School District (GO) (ST AID WITHHLDG)
    4.000%, 10/15/17.....................................   140   145,785
Riverhead Central School District (GO) (ST AID WITHHLDG)
    3.000%, 03/15/22.....................................   120   131,971
    2.000%, 10/15/22.....................................   280   292,488
Sachem Central School District (GO) (ST AID WITHHLDG)
    5.000%, 10/15/19.....................................   200   227,028
Schenectady County (GO)
    5.000%, 06/15/25.....................................   140   181,885
Sewanhaka Central High School District of Elmont (GO)
  (ST AID WITHHLDG)
    3.000%, 07/15/23.....................................   590   651,484
South Huntington Union Free School District (GO) (ST AID
  WITHHLDG)
    4.000%, 09/01/17.....................................   150   155,586
South Orangetown Central School District (GO) (ST AID
  WITHHLDG)
    5.000%, 12/01/16.....................................   535   542,907
    5.000%, 12/01/17.....................................   595   629,974
Spencerport Central School District (GO) (ST AID
  WITHHLDG)
    2.000%, 06/15/21.....................................   500   523,935
Taconic Hills Central School District at Craryville (GO)
  (ST AID WITHHLDG)
    5.000%, 06/15/20.....................................   100   115,628
    4.000%, 06/15/22.....................................   250   289,538
Town of Babylon (GO)
    3.000%, 07/01/25.....................................   375   418,766
Town of Brookhaven (GO)
    4.000%, 11/15/17.....................................   100   104,471
Town of Brookhaven (GO) Series A
    3.000%, 02/01/18.....................................   180   186,692
    3.000%, 03/15/22.....................................   650   718,575

                                                           FACE
                                                          AMOUNT
                                                          (000)   VALUE+
                                                          ------ --------
NEW YORK -- (Continued)
Town of Cheektowaga (GO)
    5.000%, 07/15/23.....................................  $265  $330,352
Town of Clarence (GO)
    2.000%, 08/01/18.....................................   325   334,006
    2.250%, 08/01/24.....................................   210   224,771
Town of Huntington (GO)
    2.000%, 12/01/23.....................................   220   231,361
Town of LaGrange (GO)
    4.000%, 03/01/18.....................................   270   284,920
    4.000%, 03/01/19.....................................   280   303,937
    4.000%, 03/01/20.....................................   220   244,781
Town of Orangetown (GO) Series A
    2.000%, 02/01/18.....................................   180   183,879
Triborough Bridge & Tunnel Authority (RB) Series A
    3.000%, 11/15/17.....................................    50    51,545
    5.000%, 11/15/18.....................................   140   153,980
Triborough Bridge & Tunnel Authority (RB) Series B
    3.000%, 11/15/16.....................................   500   503,705
    5.000%, 11/15/18.....................................   315   346,456
    5.000%, 11/15/22.....................................   190   234,475
Triborough Bridge & Tunnel Authority (RB) Series C
    3.000%, 11/15/16.....................................   100   100,741
    4.000%, 11/15/18.....................................   100   107,722
Tuckahoe Union Free School District (GO) (ST AID
  WITHHLDG)
    5.000%, 07/15/19.....................................   145   162,855
    5.000%, 07/15/21.....................................   230   273,341
Ulster County (GO)
    2.000%, 11/15/22.....................................   240   249,955
Union Free School District Of The Tarrytowns (GO)
  Series A (ST AID WITHHLDG)
    5.000%, 01/15/18.....................................   250   266,045
Vestal Central School District (GO) (AGM) (ST AID
  WITHHLDG)
    3.750%, 06/15/19.....................................   150   163,050
Wantagh Union Free School District (GO) (ST AID WITHHLDG)
    2.000%, 11/15/22.....................................   250   263,155
West Irondequoit Central School District (GO) (ST AID
  WITHHLDG)
    4.500%, 06/15/18.....................................   125   134,011
White Plains City School District (GO) Series B (ST AID
  WITHHLDG)
    3.750%, 05/15/18.....................................   100   105,615
Yorktown Central School District (GO) (ST AID WITHHLDG)
    2.000%, 07/01/21.....................................   400   420,500
                                                                 --------

                                     1019

DFA NY MUNICIPAL BOND PORTFOLIO
CONTINUED


TOTAL MUNICIPAL BONDS....................................          50,498,627
                                                                  -----------
TOTAL INVESTMENT SECURITIES..............................          50,498,627
                                                                  -----------

                                                          SHARES    VALUE+
                                                          ------- -----------
TEMPORARY CASH INVESTMENTS -- (0.5%)
    Federated New York Municipal Cash Trust, 0.175%...... 264,946 $   264,946
                                                                  -----------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $49,723,403)^^...................................         $50,763,573
                                                                  ===========

                                     1020

DFA NY MUNICIPAL BOND PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                       ----------------------------------------
                                       LEVEL 1    LEVEL 2   LEVEL 3    TOTAL
                                       -------- ----------- ------- -----------
Municipal Bonds.......................       -- $50,498,627   --    $50,498,627
Temporary Cash Investments............ $264,946          --   --        264,946
                                       -------- -----------   --    -----------
TOTAL................................. $264,946 $50,498,627   --    $50,763,573
                                       ======== ===========   ==    ===========

                                     1021

                      DIMENSIONAL RETIREMENT INCOME FUND
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                             SHARES    VALUE+
                                                             ------- ----------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in DFA Inflation-Protected Securities Portfolio
  of DFA Investment Dimensions Group Inc.................... 195,171 $2,375,231
Investment in DFA One-Year Fixed Income Portfolio of DFA
  Investment Dimensions Group Inc........................... 152,495  1,573,747
Investment in U.S. Core Equity 1 Portfolio of DFA
  Investment Dimensions Group Inc...........................  17,038    312,307
Investment in U.S. Large Company Portfolio of Dimensional
  Investment Group Inc......................................  18,368    312,258
Investment in Large Cap International Portfolio of DFA
  Investment Dimensions Group Inc...........................  10,087    197,703
Investment in International Core Equity Portfolio of DFA
  Investment Dimensions Group Inc...........................   8,627     99,557
Investment in Emerging Markets Core Equity Portfolio of DFA
  Investment Dimensions Group Inc...........................   4,815     86,920
                                                                     ----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $4,790,853)......................................          4,957,723
                                                                     ----------
TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional Liquid Reserves, 0.457%
  (Cost $4,904).............................................   4,904      4,904
                                                                     ----------
   TOTAL INVESTMENTS -- (100.0%) (Cost $4,795,757)^^........         $4,962,627
                                                                     ==========

                                     1022

DIMENSIONAL RETIREMENT INCOME FUND
CONTINUED

Summary of the Portfolio's investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                     ------------------------------------------
                                      LEVEL 1     LEVEL 2  LEVEL 3    TOTAL
                                      ----------  -------  -------  ----------
Affiliated Investment Companies..... $4,957,723     --       --     $4,957,723
Temporary Cash Investments..........      4,904     --       --          4,904
                                      ----------    --       --     ----------
TOTAL............................... $4,962,627     --       --     $4,962,627
                                      ==========    ==       ==     ==========

                                     1023

              DIMENSIONAL 2045 TARGET DATE RETIREMENT INCOME FUND
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                            SHARES    VALUE+
                                                            ------- -----------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in U.S. Large Company Portfolio of DFA
  Investment Dimensions Group Inc.......................... 210,760 $ 3,582,924
Investment in U.S. Core Equity 1 Portfolio of DFA
  Investment Dimensions Group Inc.......................... 195,325   3,580,312
Investment in Large Cap International Portfolio of DFA
  Investment Dimensions Group Inc.......................... 115,657   2,266,869
Investment in International Core Equity Portfolio of DFA
  Investment Dimensions Group Inc..........................  98,409   1,135,641
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc......................  52,703     951,289
Investment in DFA Two-Year Global Fixed Income Portfolio
  of DFA Investment Dimensions Group Inc...................  30,265     302,044
Investment in DFA Short-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc......................  27,500     301,679
                                                                    -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $11,235,076)....................................          12,120,758
                                                                    -----------
TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional Liquid Reserves, 0.457%
  (Cost $10,319)...........................................  10,319      10,319
                                                                    -----------
   TOTAL INVESTMENTS -- (100.0%) (Cost $11,245,395)^^......         $12,131,077
                                                                    ===========

                                     1024

DIMENSIONAL 2045 TARGET DATE RETIREMENT INCOME FUND
CONTINUED

Summary of the Portfolio's investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                       ----------------------------------------
                                         LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                       -----------  ------- ------- -----------
Affiliated Investment Companies....... $12,120,758    --      --    $12,120,758
Temporary Cash Investments............      10,319    --      --         10,319
                                       -----------    --      --    -----------
TOTAL................................. $12,131,077    --      --    $12,131,077
                                       ===========    ==      ==    ===========

                                     1025

              DIMENSIONAL 2050 TARGET DATE RETIREMENT INCOME FUND
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                            SHARES    VALUE+
                                                            ------- -----------
AFFILIATED INVESTMENT COMPANIES -- (99.8%)
Investment in U.S. Large Company Portfolio of Dimensional
  Investment Group Inc..................................... 216,695 $ 3,683,823
Investment in U.S. Core Equity 1 Portfolio of DFA
  Investment Dimensions Group Inc.......................... 200,837   3,681,349
Investment in Large Cap International Portfolio of DFA
  Investment Dimensions Group Inc.......................... 118,580   2,324,164
Investment in International Core Equity Portfolio of DFA
  Investment Dimensions Group Inc.......................... 100,718   1,162,282
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc......................  55,089     994,365
Investment in DFA Two-Year Global Fixed Income Portfolio
  of DFA Investment Dimensions Group Inc...................  31,132     310,701
Investment in DFA Short-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc......................  28,284     310,280
                                                                    -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $11,635,246)....................................          12,466,964
                                                                    -----------
TEMPORARY CASH INVESTMENTS -- (0.2%)
State Street Institutional Liquid Reserves, 0.457%
  (Cost $27,593)...........................................  27,593      27,593
                                                                    -----------
   TOTAL INVESTMENTS -- (100.0%) (Cost $11,662,839)^^......         $12,494,557
                                                                    ===========

                                     1026

DIMENSIONAL 2050 TARGET DATE RETIREMENT INCOME FUND
CONTINUED

Summary of the Portfolio's investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                       ---------------------------------------
                                         LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                       -----------  ------- ------- -----------
Affiliated Investment Companies....... $12,466,964    --      --    $12,466,964
Temporary Cash Investments............      27,593    --      --         27,593
                                       -----------    --      --    -----------
TOTAL................................. $12,494,557    --      --    $12,494,557
                                       ===========    ==      ==    ===========

                                     1027

              DIMENSIONAL 2055 TARGET DATE RETIREMENT INCOME FUND
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                              SHARES   VALUE+
                                                              ------ ----------
AFFILIATED INVESTMENT COMPANIES -- (99.2%)
Investment in U.S. Large Company Portfolio of Dimensional
  Investment Group Inc....................................... 36,337 $  617,735
Investment in U.S. Core Equity 1 Portfolio of DFA Investment
  Dimensions Group Inc....................................... 33,679    617,327
Investment in Large Cap International Portfolio of DFA
  Investment Dimensions Group Inc............................ 19,862    389,286
Investment in International Core Equity Portfolio of DFA
  Investment Dimensions Group Inc............................ 16,879    194,780
Investment in Emerging Markets Core Equity Portfolio of DFA
  Investment Dimensions Group Inc............................  9,048    163,315
Investment in DFA Two-Year Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc........................  5,245     52,342
Investment in DFA Short-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc........................  4,703     51,595
                                                                     ----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $2,004,185).......................................         2,086,380
                                                                     ----------
TEMPORARY CASH INVESTMENTS -- (0.8%)
State Street Institutional Liquid Reserves, 0.457%
  (Cost $16,615)............................................. 16,615     16,615
                                                                     ----------
   TOTAL INVESTMENTS -- (100.0%) (Cost $2,020,800)^^.........        $2,102,995
                                                                     ==========

                                     1028

DIMENSIONAL 2055 TARGET DATE RETIREMENT INCOME FUND
CONTINUED

Summary of the Portfolio's investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                       ----------------------------------------
                                        LEVEL 1      LEVEL 2 LEVEL 3   TOTAL
                                       ----------    ------- ------- ----------
Affiliated Investment Companies....... $2,086,380      --      --    $2,086,380
Temporary Cash Investments............     16,615      --      --        16,615
                                       ----------      --      --    ----------
TOTAL................................. $2,102,995      --      --    $2,102,995
                                       ==========      ==      ==    ==========

                                     1029

              DIMENSIONAL 2060 TARGET DATE RETIREMENT INCOME FUND
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                              SHARES   VALUE+
                                                              ------ ----------
AFFILIATED INVESTMENT COMPANIES -- (99.7%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment
  Dimensions Group Inc....................................... 17,411 $  319,151
Investment in U.S. Large Company Portfolio of Dimensional
  Investment Group Inc....................................... 18,690    317,735
Investment in Large Cap International Portfolio of DFA
  Investment Dimensions Group Inc............................ 10,243    200,760
Investment in International Core Equity Portfolio of DFA
  Investment Dimensions Group Inc............................  8,711    100,527
Investment in Emerging Markets Core Equity Portfolio of DFA
  Investment Dimensions Group Inc............................  4,655     84,017
Investment in DFA Two-Year Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc........................  2,706     27,011
Investment in DFA Short-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc........................  2,404     26,373
                                                                     ----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $1,028,254).......................................         1,075,574
                                                                     ----------
TEMPORARY CASH INVESTMENTS -- (0.3%)
State Street Institutional Liquid Reserves, 0.457%
  (Cost $2,812)..............................................  2,812      2,812
                                                                     ----------
   TOTAL INVESTMENTS -- (100.0%) (Cost $1,031,066)^^.........        $1,078,386
                                                                     ==========

                                     1030

DIMENSIONAL 2060 TARGET DATE RETIREMENT INCOME FUND
CONTINUED

Summary of the Portfolio's investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                       ----------------------------------------
                                        LEVEL 1      LEVEL 2 LEVEL 3   TOTAL
                                       ----------    ------- ------- ----------
Affiliated Investment Companies....... $1,075,574      --      --    $1,075,574
Temporary Cash Investments............      2,812      --      --         2,812
                                       ----------      --      --    ----------
TOTAL................................. $1,078,386      --      --    $1,078,386
                                       ==========      ==      ==    ==========

                                     1031

              DIMENSIONAL 2005 TARGET DATE RETIREMENT INCOME FUND
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                             SHARES    VALUE+
                                                             ------- ----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in DFA Inflation-Protected Securities Portfolio
  of DFA Investment Dimensions Group Inc.................... 176,433 $2,147,195
Investment in DFA One-Year Fixed Income Portfolio of DFA
  Investment Dimensions Group Inc...........................  44,066    454,760
Investment in U.S. Core Equity 1 Portfolio of DFA
  Investment Dimensions Group Inc...........................  13,895    254,689
Investment in U.S. Large Company Portfolio of DFA
  Investment Dimensions Group Inc...........................  14,938    253,948
Investment in Large Cap International Portfolio of DFA
  Investment Dimensions Group Inc...........................   8,199    160,701
Investment in International Core Equity Portfolio of DFA
  Investment Dimensions Group Inc...........................   6,919     79,848
Investment in Emerging Markets Core Equity Portfolio of DFA
  Investment Dimensions Group Inc...........................   3,862     69,716
                                                                     ----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $3,254,753)......................................          3,420,857
                                                                     ----------
TEMPORARY CASH INVESTMENTS -- (0.0%)
State Street Institutional Liquid Reserves, 0.457%
  (Cost $621)...............................................     621        621
                                                                     ----------
   TOTAL INVESTMENTS -- (100.0%) (Cost $3,255,374)^^........         $3,421,478
                                                                     ==========

                                     1032

DIMENSIONAL 2005 TARGET DATE RETIREMENT INCOME FUND
CONTINUED

Summary of the Portfolio's investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                      ----------------------------------------
                                       LEVEL 1      LEVEL 2 LEVEL 3   TOTAL
                                      ----------    ------- ------- ----------
Affiliated Investment Companies...... $3,420,857      --      --    $3,420,857
Temporary Cash Investments...........        621      --      --           621
                                      ----------      --      --    ----------
TOTAL................................ $3,421,478      --      --    $3,421,478
                                      ==========      ==      ==    ==========

                                     1033

              DIMENSIONAL 2010 TARGET DATE RETIREMENT INCOME FUND
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                             SHARES    VALUE+
                                                             ------- ----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in DFA Inflation-Protected Securities Portfolio
  of DFA Investment Dimensions Group Inc.................... 503,284 $6,124,962
Investment in U.S. Core Equity 1 Portfolio of DFA
  Investment Dimensions Group Inc...........................  37,608    689,352
Investment in U.S. Large Company Portfolio of Dimensional
  Investment Group Inc......................................  40,456    687,756
Investment in DFA LTIP Portfolio of DFA Investment
  Dimensions Group Inc......................................  52,005    527,331
Investment in Large Cap International Portfolio of DFA
  Investment Dimensions Group Inc...........................  22,266    436,419
Investment in International Core Equity Portfolio of DFA
  Investment Dimensions Group Inc...........................  18,933    218,483
Investment in Emerging Markets Core Equity Portfolio of DFA
  Investment Dimensions Group Inc...........................  10,111    182,495
                                                                     ----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $8,228,882)......................................          8,866,798
                                                                     ----------
TEMPORARY CASH INVESTMENTS -- (0.0%)
State Street Institutional Liquid Reserves, 0.457%
  (Cost $2,633).............................................   2,633      2,633
                                                                     ----------
   TOTAL INVESTMENTS -- (100.0%) (Cost $8,231,515)^^........         $8,869,431
                                                                     ==========

                                     1034

DIMENSIONAL 2010 TARGET DATE RETIREMENT INCOME FUND
CONTINUED

Summary of the Portfolio's investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                       ----------------------------------------
                                        LEVEL 1      LEVEL 2 LEVEL 3   TOTAL
                                       ----------    ------- ------- ----------
Affiliated Investment Companies....... $8,866,798      --      --    $8,866,798
Temporary Cash Investments............      2,633      --      --         2,633
                                       ----------      --      --    ----------
TOTAL................................. $8,869,431      --      --    $8,869,431
                                       ==========      ==      ==    ==========

                                     1035

              DIMENSIONAL 2015 TARGET DATE RETIREMENT INCOME FUND
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                           SHARES     VALUE+
                                                          --------- -----------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in DFA Inflation-Protected Securities
  Portfolio of DFA Investment Dimensions Group Inc....... 1,020,829 $12,423,484
Investment in DFA LTIP Portfolio of DFA Investment
  Dimensions Group Inc...................................   329,649   3,342,639
Investment in U.S. Large Company Portfolio of DFA
  Investment Dimensions Group Inc........................    95,884   1,630,027
Investment in U.S. Core Equity 1 Portfolio of DFA
  Investment Dimensions Group Inc........................    88,867   1,628,935
Investment in Large Cap International Portfolio of DFA
  Investment Dimensions Group Inc........................    52,477   1,028,540
Investment in International Core Equity Portfolio of DFA
  Investment Dimensions Group Inc........................    44,603     514,714
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc....................    24,340     439,339
                                                                    -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $19,330,985)..................................            21,007,678
                                                                    -----------
TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional Liquid Reserves, 0.457%
  (Cost $24,292).........................................    24,292      24,292
                                                                    -----------
   TOTAL INVESTMENTS -- (100.0%) (Cost $19,355,277)^^....           $21,031,970
                                                                    ===========

                                     1036

DIMENSIONAL 2015 TARGET DATE RETIREMENT INCOME FUND
CONTINUED

Summary of the Portfolio's investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                       ----------------------------------------
                                         LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                       -----------  ------- ------- -----------
Affiliated Investment Companies....... $21,007,678    --      --    $21,007,678
Temporary Cash Investments............      24,292    --      --         24,292
                                       -----------    --      --    -----------
TOTAL................................. $21,031,970    --      --    $21,031,970
                                       ===========    ==      ==    ===========

                                     1037

              DIMENSIONAL 2020 TARGET DATE RETIREMENT INCOME FUND
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                           SHARES     VALUE+
                                                          --------- -----------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in DFA Inflation-Protected Securities
  Portfolio of DFA Investment Dimensions Group Inc....... 1,280,498 $15,583,656
Investment in DFA LTIP Portfolio of DFA Investment
  Dimensions Group Inc................................... 1,251,472  12,689,924
Investment in U.S. Large Company Portfolio of
  Dimensional Investment Group Inc.......................   282,866   4,808,717
Investment in U.S. Core Equity 1 Portfolio of DFA
  Investment Dimensions Group Inc........................   262,164   4,805,460
Investment in Large Cap International Portfolio of DFA
  Investment Dimensions Group Inc........................   154,961   3,037,239
Investment in International Core Equity Portfolio of DFA
  Investment Dimensions Group Inc........................   131,588   1,518,521
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc....................    72,191   1,303,050
Investment in DFA Short-Term Extended Quality Portfolio
  of DFA Investment Dimensions Group Inc.................    74,459     816,819
Investment in DFA Two-Year Global Fixed Income Portfolio
  of DFA Investment Dimensions Group Inc.................    81,698     815,346
                                                                    -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $41,491,295)..................................            45,378,732
                                                                    -----------
TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional Liquid Reserves, 0.457%
  (Cost $40,425).........................................    40,425      40,425
                                                                    -----------
   TOTAL INVESTMENTS -- (100.0%) (Cost $41,531,720)^^....           $45,419,157
                                                                    ===========

                                     1038

DIMENSIONAL 2020 TARGET DATE RETIREMENT INCOME FUND
CONTINUED

Summary of the Portfolio's investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                       ----------------------------------------
                                         LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                       -----------  ------- ------- -----------
Affiliated Investment Companies....... $45,378,732    --      --    $45,378,732
Temporary Cash Investments............      40,425    --      --         40,425
                                       -----------    --      --    -----------
TOTAL................................. $45,419,157    --      --    $45,419,157
                                       ===========    ==      ==    ===========

                                     1039

              DIMENSIONAL 2025 TARGET DATE RETIREMENT INCOME FUND
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                           SHARES     VALUE+
                                                          --------- -----------
AFFILIATED INVESTMENT COMPANIES -- (99.5%)
Investment in DFA LTIP Portfolio of DFA Investment
  Dimensions Group Inc................................... 1,551,084 $15,727,996
Investment in U.S. Large Company Portfolio of
  Dimensional Investment Group Inc.......................   420,424   7,147,200
Investment in U.S. Core Equity 1 Portfolio of DFA
  Investment Dimensions Group Inc........................   389,657   7,142,407
Investment in DFA Inflation-Protected Securities
  Portfolio of DFA Investment Dimensions Group Inc.......   445,353   5,419,948
Investment in Large Cap International Portfolio of DFA
  Investment Dimensions Group Inc........................   229,621   4,500,574
Investment in International Core Equity Portfolio of DFA
  Investment Dimensions Group Inc........................   194,653   2,246,290
Investment in DFA Short-Term Extended Quality Portfolio
  of DFA Investment Dimensions Group Inc.................   195,145   2,140,739
Investment in DFA Two-Year Global Fixed Income Portfolio
  of DFA Investment Dimensions Group Inc.................   214,115   2,136,870
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc....................   107,352   1,937,700
                                                                    -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $43,724,726)..................................            48,399,724
                                                                    -----------
TEMPORARY CASH INVESTMENTS -- (0.5%)
State Street Institutional Liquid Reserves, 0.457%
  (Cost $256,562)........................................   256,562     256,562
                                                                    -----------
   TOTAL INVESTMENTS -- (100.0%) (Cost $43,981,288)^^....           $48,656,286
                                                                    ===========

                                     1040

DIMENSIONAL 2025 TARGET DATE RETIREMENT INCOME FUND
CONTINUED

Summary of the Portfolio's investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                       ----------------------------------------
                                         LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                       -----------  ------- ------- -----------
Affiliated Investment Companies....... $48,399,724    --      --    $48,399,724
Temporary Cash Investments............     256,562    --      --        256,562
                                       -----------    --      --    -----------
TOTAL................................. $48,656,286    --      --    $48,656,286
                                       ===========    ==      ==    ===========

                                     1041

              DIMENSIONAL 2030 TARGET DATE RETIREMENT INCOME FUND
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                            SHARES    VALUE+
                                                            ------- -----------
AFFILIATED INVESTMENT COMPANIES -- (99.7%)
Investment in DFA LTIP Portfolio of DFA Investment
  Dimensions Group Inc..................................... 949,806 $ 9,631,030
Investment in U.S. Large Company Portfolio of Dimensional
  Investment Group Inc..................................... 430,693   7,321,785
Investment in U.S. Core Equity 1 Portfolio of DFA
  Investment Dimensions Group Inc.......................... 399,174   7,316,852
Investment in Large Cap International Portfolio of DFA
  Investment Dimensions Group Inc.......................... 235,207   4,610,049
Investment in DFA Short-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc...................... 248,333   2,724,217
Investment in DFA Two-Year Global Fixed Income Portfolio
  of DFA Investment Dimensions Group Inc................... 272,472   2,719,274
Investment in International Core Equity Portfolio of DFA
  Investment Dimensions Group Inc.......................... 199,636   2,303,794
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc...................... 109,609   1,978,450
                                                                    -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $35,340,228)....................................          38,605,451
                                                                    -----------
TEMPORARY CASH INVESTMENTS -- (0.3%)
State Street Institutional Liquid Reserves, 0.457%
  (Cost $103,931).......................................... 103,931     103,931
                                                                    -----------
   TOTAL INVESTMENTS -- (100.0%) (Cost $35,444,159)^^......         $38,709,382
                                                                    ===========

                                     1042

DIMENSIONAL 2030 TARGET DATE RETIREMENT INCOME FUND
CONTINUED

Summary of the Portfolio's investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                       ----------------------------------------
                                         LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                       -----------  ------- ------- -----------
Affiliated Investment Companies....... $38,605,451    --      --    $38,605,451
Temporary Cash Investments............     103,931    --      --        103,931
                                       -----------    --      --    -----------
TOTAL................................. $38,709,382    --      --    $38,709,382
                                       ===========    ==      ==    ===========

                                     1043

              DIMENSIONAL 2035 TARGET DATE RETIREMENT INCOME FUND
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                            SHARES    VALUE+
                                                            ------- -----------
AFFILIATED INVESTMENT COMPANIES -- (99.7%)
Investment in U.S. Large Company Portfolio of Dimensional
  Investment Group Inc..................................... 321,813 $ 5,470,824
Investment in U.S. Core Equity 1 Portfolio of DFA
  Investment Dimensions Group Inc.......................... 298,263   5,467,165
Investment in Large Cap International Portfolio of DFA
  Investment Dimensions Group Inc.......................... 175,527   3,440,335
Investment in DFA Short-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc...................... 208,319   2,285,261
Investment in DFA Two-Year Global Fixed Income Portfolio
  of DFA Investment Dimensions Group Inc................... 228,568   2,281,110
Investment in International Core Equity Portfolio of DFA
  Investment Dimensions Group Inc.......................... 150,136   1,732,564
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc......................  80,506   1,453,135
Investment in DFA LTIP Portfolio of DFA Investment
  Dimensions Group Inc..................................... 138,556   1,404,958
                                                                    -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $21,727,385)....................................          23,535,352
                                                                    -----------
TEMPORARY CASH INVESTMENTS -- (0.3%)
State Street Institutional Liquid Reserves, 0.457%
  (Cost $68,611)...........................................  68,611      68,611
                                                                    -----------
   TOTAL INVESTMENTS -- (100.0%) (Cost $21,795,996)^^......         $23,603,963
                                                                    ===========

                                     1044

DIMENSIONAL 2035 TARGET DATE RETIREMENT INCOME FUND
CONTINUED

Summary of the Portfolio's investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                       ----------------------------------------
                                         LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                       -----------  ------- ------- -----------
Affiliated Investment Companies....... $23,535,352    --      --    $23,535,352
Temporary Cash Investments............      68,611    --      --         68,611
                                       -----------    --      --    -----------
TOTAL................................. $23,603,963    --      --    $23,603,963
                                       ===========    ==      ==    ===========

                                     1045

              DIMENSIONAL 2040 TARGET DATE RETIREMENT INCOME FUND
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                            SHARES    VALUE+
                                                            ------- -----------
AFFILIATED INVESTMENT COMPANIES -- (99.5%)
Investment in U.S. Large Company Portfolio of Dimensional
  Investment Group Inc..................................... 401,120 $ 6,819,042
Investment in U.S. Core Equity 1 Portfolio of DFA
  Investment Dimensions Group Inc.......................... 371,766   6,814,467
Investment in Large Cap International Portfolio of DFA
  Investment Dimensions Group Inc.......................... 219,275   4,297,793
Investment in International Core Equity Portfolio of DFA
  Investment Dimensions Group Inc.......................... 186,406   2,151,128
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc......................  99,851   1,802,318
Investment in DFA Short-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc...................... 134,641   1,477,016
Investment in DFA Two-Year Global Fixed Income Portfolio
  of DFA Investment Dimensions Group Inc................... 147,730   1,474,345
                                                                    -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $22,942,204)....................................          24,836,109
                                                                    -----------
TEMPORARY CASH INVESTMENTS -- (0.5%)
State Street Institutional Liquid Reserves, 0.457%
  (Cost $133,466).......................................... 133,466     133,466
                                                                    -----------
   TOTAL INVESTMENTS -- (100.0%) (Cost $23,075,670)^^......         $24,969,575
                                                                    ===========

                                     1046

DIMENSIONAL 2040 TARGET DATE RETIREMENT INCOME FUND
CONTINUED

Summary of the Portfolio's investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                       ---------------------------------------
                                         LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                       -----------  ------- ------- -----------
Affiliated Investment Companies....... $24,836,109    --      --    $24,836,109
Temporary Cash Investments............     133,466    --      --        133,466
                                       -----------    --      --    -----------
TOTAL................................. $24,969,575    --      --    $24,969,575
                                       ===========    ==      ==    ===========

                                     1047

                   DFA SHORT-DURATION REAL RETURN PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                              FACE
                                                             AMOUNT^
                                                              (000)    VALUE+
                                                             ------- -----------
BONDS -- (91.9%)
AUSTRALIA -- (2.9%)
Australia & New Zealand Banking Group, Ltd.
       1.875%, 10/06/17..................................... $  358  $   361,122
       1.450%, 05/15/18.....................................    358      358,995
BHP Billiton Finance USA, Ltd.
       1.875%, 11/21/16.....................................  1,300    1,303,094
       1.625%, 02/24/17.....................................    824      826,114
Commonwealth Bank of Australia
       1.900%, 09/18/17.....................................    787      793,636
       2.500%, 09/20/18.....................................    916      937,484
       2.250%, 03/13/19.....................................  5,000    5,104,670
Macquarie Group, Ltd.
##     3.000%, 12/03/18.....................................  5,174    5,309,367
National Australia Bank, Ltd.
       2.250%, 07/01/19.....................................  3,500    3,568,149
Westpac Banking Corp.
       2.000%, 08/14/17.....................................    501      505,887
       2.600%, 11/23/20.....................................  6,000    6,213,480
                                                                     -----------
TOTAL AUSTRALIA.............................................          25,281,998
                                                                     -----------
BELGIUM -- (0.4%)
Anheuser-Busch Cos., LLC
       5.050%, 10/15/16.....................................    379      382,282
Anheuser-Busch InBev Worldwide, Inc.
       1.375%, 07/15/17.....................................  1,717    1,722,115
       5.375%, 01/15/20.....................................  1,510    1,706,191
                                                                     -----------
TOTAL BELGIUM                                                          3,810,588
                                                                     -----------
CANADA -- (7.4%)
Bank of Montreal
       2.375%, 01/25/19.....................................     24       24,606
Bank of Nova Scotia (The)
       2.350%, 10/21/20.....................................  9,655    9,911,195
Export Development Canada
       1.250%, 10/26/16.....................................    785      786,240
Goldcorp, Inc.
       2.125%, 03/15/18.....................................  2,000    2,009,120
Ontario, Province of Canada
       2.000%, 09/27/18.....................................  5,000    5,106,365
       2.000%, 01/30/19.....................................  5,000    5,111,900
       4.000%, 10/07/19.....................................  9,000    9,768,843
       1.875%, 05/21/20.....................................  1,000    1,020,941
Petro-Canada
       6.050%, 05/15/18.....................................    429      462,026
Potash Corp. of Saskatchewan, Inc.
       3.250%, 12/01/17.....................................    123      126,064
Royal Bank of Canada
       1.800%, 07/30/18.....................................  4,000    4,037,528
       2.150%, 03/15/19.....................................  1,700    1,737,861

                                                              FACE
                                                             AMOUNT^
                                                              (000)    VALUE+
                                                             ------- -----------
CANADA -- (Continued)
       2.350%, 10/30/20..................................... $ 6,000 $ 6,200,688
Toronto-Dominion Bank (The)
       2.625%, 09/10/18.....................................     715     735,617
       2.125%, 07/02/19.....................................   7,600   7,765,399
       2.500%, 12/14/20.....................................  10,000  10,347,960
                                                                     -----------
TOTAL CANADA................................................          65,152,353
                                                                     -----------
DENMARK -- (0.4%)
Danske Bank A.S.
##     2.750%, 09/17/20.....................................   3,000   3,124,395
                                                                     -----------
FINLAND -- (1.1%)
Municipality Finance P.L.C.
       1.250%, 04/18/19.....................................  10,000  10,032,200
                                                                     -----------
FRANCE -- (2.2%)
Airgas, Inc.
       2.375%, 02/15/20.....................................   4,000   4,086,700
BNP Paribas SA
       2.375%, 09/14/17.....................................     252     255,133
       2.375%, 05/21/20.....................................   3,000   3,062,628
BPCE SA
       2.500%, 07/15/19.....................................   2,000   2,046,634
       2.650%, 02/03/21.....................................   1,300   1,338,353
Societe Generale SA
       2.750%, 10/12/17.....................................   1,772   1,799,094
Total Capital International SA
       2.100%, 06/19/19.....................................   7,000   7,189,392
                                                                     -----------
TOTAL FRANCE................................................          19,777,934
                                                                     -----------
GERMANY -- (1.9%)
Bayer U.S. Finance LLC
##     2.375%, 10/08/19.....................................   2,500   2,554,245
Daimler Finance North America LLC
       1.450%, 08/01/16.....................................   1,500   1,500,000
##     2.700%, 08/03/20.....................................   3,085   3,206,947
Deutsche Bank AG
       6.000%, 09/01/17.....................................     862     896,044
       2.500%, 02/13/19.....................................     777     775,158
       2.950%, 08/20/20.....................................   1,900   1,888,769
Deutsche Telekom International Finance BV
       6.000%, 07/08/19.....................................     934   1,056,965
KFW
       4.875%, 01/17/17.....................................     358     364,865
       0.875%, 09/05/17.....................................     358     358,407
Volkswagen Group of America Finance LLC
##     2.400%, 05/22/20.....................................   4,000   4,039,884
                                                                     -----------
TOTAL GERMANY...............................................          16,641,284
                                                                     -----------


                                     1048

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED


                                                              FACE
                                                             AMOUNT^
                                                              (000)    VALUE+
                                                             ------- -----------
IRELAND -- (0.1%)
Actavis, Inc.
       1.875%, 10/01/17..................................... $1,276  $ 1,283,063
                                                                     -----------
ITALY -- (0.2%)
Intesa Sanpaolo SpA
       3.875%, 01/16/18.....................................  2,000    2,046,960
                                                                     -----------
JAPAN -- (5.2%)
American Honda Finance Corp.
       2.125%, 10/10/18.....................................  2,196    2,250,153
       2.450%, 09/24/20.....................................  3,000    3,115,242
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
##     2.300%, 03/05/20.....................................  3,900    3,967,782
Beam Suntory, Inc.
       1.750%, 06/15/18.....................................  1,431    1,436,561
Development Bank of Japan, Inc.
       1.875%, 10/03/18.....................................    594      601,496
Japan Bank for International Cooperation
       1.750%, 07/31/18.....................................    358      361,424
Japan Finance Organization for Municipalities
       1.375%, 02/05/18.....................................  5,000    4,996,640
Mizuho Bank, Ltd.
##     2.700%, 10/20/20.....................................  1,000    1,029,756
Nippon Telegraph & Telephone Corp.
       1.400%, 07/18/17.....................................    102      102,167
Nissan Motor Acceptance Corp.
##     2.125%, 03/03/20.....................................  2,250    2,278,670
Nomura Holdings, Inc.
       2.000%, 09/13/16.....................................  1,528    1,530,161
       2.750%, 03/19/19.....................................  1,500    1,538,508
Sumitomo Mitsui Banking Corp.
       2.450%, 01/10/19.....................................  2,673    2,729,646
       2.450%, 01/16/20.....................................  2,000    2,045,886
Toyota Motor Credit Corp.
       2.100%, 01/17/19.....................................  8,526    8,718,560
       1.900%, 04/08/21.....................................  9,000    9,165,060
                                                                     -----------
TOTAL JAPAN.................................................          45,867,712
                                                                     -----------
NETHERLANDS -- (3.5%)
Bank Nederlandse Gemeenten NV
       1.875%, 06/11/19.....................................  5,000    5,114,495
Cooperatieve Rabobank UA
       2.250%, 01/14/19.....................................  3,356    3,423,499
Koninklijke Philips NV
       5.750%, 03/11/18.....................................  1,164    1,244,953
LyondellBasell Industries NV
       5.000%, 04/15/19.....................................  1,650    1,787,829


                                                              FACE
                                                             AMOUNT^
                                                              (000)    VALUE+
                                                             ------- -----------
NETHERLANDS -- (Continued)
Mylan, Inc.
       2.550%, 03/28/19..................................... $ 1,097 $ 1,118,063
Shell International Finance BV
       1.125%, 08/21/17.....................................     358     358,502
       1.900%, 08/10/18.....................................   2,000   2,030,740
       2.000%, 11/15/18.....................................   5,709   5,811,043
       1.875%, 05/10/21.....................................  10,000  10,058,520
                                                                     -----------
TOTAL NETHERLANDS...........................................          30,947,644
                                                                     -----------
NORWAY -- (0.4%)
Kommunalbanken A.S.
       1.000%, 09/26/17.....................................     286     286,317
       1.000%, 03/15/18.....................................   2,146   2,147,863
Statoil ASA
       1.200%, 01/17/18.....................................     168     168,173
       1.150%, 05/15/18.....................................     236     235,692
       1.950%, 11/08/18.....................................     715     726,236
                                                                     -----------
TOTAL NORWAY................................................           3,564,281
                                                                     -----------
SPAIN -- (1.1%)
Santander UK P.L.C.
       2.375%, 03/16/20.....................................   4,600   4,643,415
Telefonica Emisiones SAU
       5.134%, 04/27/20.....................................   4,250   4,718,091
                                                                     -----------
TOTAL SPAIN.................................................           9,361,506
                                                                     -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (2.8%)
Asian Development Bank
       1.125%, 03/15/17.....................................     358     358,805
       1.750%, 09/11/18.....................................     639     651,052
       1.875%, 04/12/19.....................................   5,000   5,122,235
European Bank for Reconstruction & Development
       1.750%, 06/14/19.....................................   5,000   5,104,085
European Investment Bank
#      4.875%, 01/17/17.....................................     358     364,711
       1.125%, 09/15/17.....................................     215     215,766
       2.875%, 09/15/20.....................................   2,000   2,135,430
       1.625%, 12/15/20.....................................   3,000   3,050,892
       2.000%, 03/15/21.....................................   7,000   7,239,288
Inter-American Development Bank
       1.125%, 03/15/17.....................................      59      59,249
International Bank for Reconstruction & Development
       1.000%, 09/15/16.....................................     143     143,119
International Finance Corp.
       0.875%, 06/15/18.....................................     215     215,161
                                                                     -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS................          24,659,793
                                                                     -----------


                                     1049

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED


                                                              FACE
                                                             AMOUNT^
                                                              (000)    VALUE+
                                                             ------- -----------
SWEDEN -- (2.4%)
Kommuninvest I Sverige AB
       2.000%, 11/12/19..................................... $ 9,720 $ 9,980,613
Svensk Exportkredit AB
       1.875%, 06/17/19.....................................  10,000  10,205,940
Svenska Handelsbanken AB
       2.875%, 04/04/17.....................................     700     708,860
       2.500%, 01/25/19.....................................     358     368,143
                                                                     -----------
TOTAL SWEDEN................................................          21,263,556
                                                                     -----------
SWITZERLAND -- (0.7%)
ABB Finance USA, Inc.
       1.625%, 05/08/17.....................................     189     189,895
Chubb INA Holdings, Inc.
       2.300%, 11/03/20.....................................     425     438,941
Credit Suisse AG New York
       1.375%, 05/26/17.....................................   2,000   2,000,152
       2.300%, 05/28/19.....................................     625     633,580
UBS AG
       1.375%, 08/14/17.....................................   2,000   2,002,242
       2.375%, 08/14/19.....................................     667     682,574
                                                                     -----------
TOTAL SWITZERLAND...........................................           5,947,384
                                                                     -----------
UNITED KINGDOM -- (3.1%)
Aon Corp.
       5.000%, 09/30/20.....................................   2,710   3,029,875
AstraZeneca P.L.C.
       2.375%, 11/16/20.....................................   4,071   4,183,758
Barclays P.L.C.
       2.750%, 11/08/19.....................................   2,000   2,013,186
       3.250%, 01/12/21.....................................   1,500   1,519,327
BP Capital Markets P.L.C.
       2.248%, 11/01/16.....................................      21      21,068
       1.846%, 05/05/17.....................................     250     251,299
British Telecommunications P.L.C.
       1.250%, 02/14/17.....................................     272     272,080
Diageo Capital P.L.C.
       1.500%, 05/11/17.....................................     890     893,667
HSBC USA, Inc.
       1.625%, 01/16/18.....................................   1,130   1,129,859
       2.375%, 11/13/19.....................................   3,281   3,327,141
Lloyds Bank P.L.C.
       4.200%, 03/28/17.....................................     780     797,058
       1.750%, 05/14/18.....................................   2,790   2,793,390
Nationwide Building Society
##     2.350%, 01/21/20.....................................   4,000   4,047,540
Network Rail Infrastructure Finance P.L.C.
       1.250%, 08/31/16.....................................     329     329,132
Unilever Capital Corp.
       2.200%, 03/06/19.....................................   1,000   1,027,792

                                                              FACE
                                                             AMOUNT^
                                                              (000)    VALUE+
                                                             ------- -----------
UNITED KINGDOM -- (Continued)
       4.250%, 02/10/21..................................... $1,200  $ 1,346,933
                                                                     -----------
TOTAL UNITED KINGDOM........................................          26,983,105
                                                                     -----------
UNITED STATES -- (56.1%)
Abbott Laboratories
       4.125%, 05/27/20.....................................  4,000    4,382,924
AbbVie, Inc.
       2.500%, 05/14/20.....................................  6,000    6,159,936
Aetna, Inc.
       2.200%, 03/15/19.....................................  3,340    3,405,344
Aflac, Inc.
       2.650%, 02/15/17.....................................  1,515    1,527,003
       2.400%, 03/16/20.....................................  1,500    1,549,974
Agilent Technologies, Inc.
       6.500%, 11/01/17.....................................    153      159,934
Air Products & Chemicals, Inc.
       2.000%, 08/02/16.....................................    919      919,000
Altera Corp.
       2.500%, 11/15/18.....................................  3,000    3,103,827
Altria Group, Inc.
       4.750%, 05/05/21.....................................    500      573,507
Amazon.com, Inc.
       2.600%, 12/05/19.....................................  2,700    2,821,908
American Express Credit Corp.
       2.800%, 09/19/16.....................................  1,481    1,485,030
       2.125%, 03/18/19.....................................  2,000    2,045,060
       2.375%, 05/26/20.....................................    800      820,984
American International Group, Inc.
       2.300%, 07/16/19.....................................  2,062    2,108,403
       3.375%, 08/15/20.....................................  3,000    3,157,737
       3.300%, 03/01/21.....................................    500      524,498
Ameriprise Financial, Inc.
       7.300%, 06/28/19.....................................  1,360    1,573,151
       5.300%, 03/15/20.....................................  1,000    1,118,077
Amgen, Inc.
       2.125%, 05/15/17.....................................  1,000    1,007,971
       2.200%, 05/22/19.....................................  4,311    4,431,548
Amphenol Corp.
       2.550%, 01/30/19.....................................  3,800    3,862,369
Anthem, Inc.
       5.875%, 06/15/17.....................................    117      121,604
       1.875%, 01/15/18.....................................  3,700    3,719,828
Assurant, Inc.
       2.500%, 03/15/18.....................................    715      724,250
AT&T, Inc.
       2.400%, 08/15/16.....................................    465      465,230
       1.600%, 02/15/17.....................................    358      358,986
       5.800%, 02/15/19.....................................  3,000    3,319,296
       2.450%, 06/30/20.....................................  1,331    1,363,274
Autodesk, Inc.
       1.950%, 12/15/17.....................................     75       75,239

                                     1050

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED


                                                              FACE
                                                             AMOUNT^
                                                              (000)    VALUE+
                                                             ------- ----------
UNITED STATES -- (Continued)
Bank of America Corp.
       2.000%, 01/11/18..................................... $  415  $  417,778
       2.600%, 01/15/19.....................................  2,000   2,047,070
       2.625%, 10/19/20.....................................  2,500   2,556,530
Bank of New York Mellon Corp. (The)
       2.100%, 01/15/19.....................................  1,000   1,021,939
       2.200%, 05/15/19.....................................  1,500   1,537,180
       4.600%, 01/15/20.....................................  1,200   1,323,503
       2.150%, 02/24/20.....................................  1,200   1,229,634
BB&T Corp.
       2.150%, 03/22/17.....................................    411     413,606
       1.450%, 01/12/18.....................................    141     141,558
       2.250%, 02/01/19.....................................  2,000   2,047,172
       6.850%, 04/30/19.....................................  2,000   2,291,600
       2.050%, 05/10/21.....................................    731     743,433
Berkshire Hathaway Finance Corp.
       1.600%, 05/15/17.....................................     72      72,418
       1.300%, 05/15/18.....................................  4,264   4,283,563
Berkshire Hathaway, Inc.
       2.200%, 08/15/16.....................................    358     358,190
BlackRock, Inc.
       5.000%, 12/10/19.....................................  2,000   2,236,060
Boeing Capital Corp.
       2.900%, 08/15/18.....................................    546     566,751
Boston Scientific Corp.
       2.650%, 10/01/18.....................................  2,000   2,051,604
       6.000%, 01/15/20.....................................    500     568,890
Branch Banking & Trust Co.
       2.300%, 10/15/18.....................................  1,073   1,098,140
Bristol-Myers Squibb Co.
       1.750%, 03/01/19.....................................  5,500   5,598,950
Brown-Forman Corp.
       1.000%, 01/15/18.....................................    495     494,857
Buckeye Partners L.P.
       6.050%, 01/15/18.....................................  1,310   1,380,714
       2.650%, 11/15/18.....................................    261     264,060
Campbell Soup Co.
       3.050%, 07/15/17.....................................  1,500   1,528,392
Capital One Bank USA NA
       2.300%, 06/05/19.....................................  2,000   2,030,810
Capital One Financial Corp.
       2.450%, 04/24/19.....................................    900     920,189
Cardinal Health, Inc.
       1.700%, 03/15/18.....................................  1,919   1,931,621
Caterpillar Financial Services Corp.
       2.450%, 09/06/18.....................................    545     560,564
       2.100%, 06/09/19.....................................  1,900   1,948,370
CBS Corp.
       1.950%, 07/01/17.....................................    621     625,196
       2.300%, 08/15/19.....................................  2,000   2,036,174

                                                              FACE
                                                             AMOUNT^
                                                              (000)    VALUE+
                                                             ------- ----------
UNITED STATES -- (Continued)
Celgene Corp.
       2.250%, 05/15/19..................................... $2,000  $2,041,250
CenterPoint Energy Resources Corp.
       6.125%, 11/01/17.....................................     39      41,098
CF Industries, Inc.
       6.875%, 05/01/18.....................................  2,413   2,614,922
Charles Schwab Corp. (The)
       2.200%, 07/25/18.....................................    372     378,556
Chevron Corp.
       1.104%, 12/05/17.....................................    383     383,400
       1.718%, 06/24/18.....................................  1,907   1,932,003
       2.419%, 11/17/20.....................................  4,000   4,147,820
Cisco Systems, Inc.
       2.200%, 02/28/21.....................................  3,000   3,099,990
Citigroup, Inc.
       2.500%, 09/26/18.....................................    501     510,863
       2.050%, 06/07/19.....................................  3,000   3,032,022
       2.400%, 02/18/20.....................................  3,000   3,046,455
Comcast Corp.
       6.500%, 01/15/17.....................................  1,122   1,150,584
       6.300%, 11/15/17.....................................    286     305,527
       5.700%, 05/15/18.....................................    501     542,602
       5.150%, 03/01/20.....................................  1,900   2,157,028
Comerica, Inc.
       2.125%, 05/23/19.....................................  1,450   1,467,148
ConAgra Foods, Inc.
       1.900%, 01/25/18.....................................  2,171   2,188,674
ConocoPhillips
       6.000%, 01/15/20.....................................  1,300   1,471,583
ConocoPhillips Co.
       1.050%, 12/15/17.....................................  1,334   1,327,250
       4.200%, 03/15/21.....................................  1,400   1,493,415
Costco Wholesale Corp.
       1.750%, 02/15/20.....................................  1,775   1,808,700
CR Bard, Inc.
       1.375%, 01/15/18.....................................    277     277,997
Crane Co.
       2.750%, 12/15/18.....................................    608     625,242
CVS Health Corp.
       2.250%, 08/12/19.....................................  2,500   2,571,872
Danaher Corp.
       1.650%, 09/15/18.....................................    990   1,003,073
Dollar General Corp.
       1.875%, 04/15/18.....................................    921     928,438
Dominion Resources, Inc.
       1.950%, 08/15/16.....................................  1,073   1,073,378
       2.500%, 12/01/19.....................................  3,500   3,588,809
Dr. Pepper Snapple Group, Inc.
       2.600%, 01/15/19.....................................  1,000   1,024,328

                                     1051

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED


                                                              FACE
                                                             AMOUNT^
                                                              (000)    VALUE+
                                                             ------- -----------
UNITED STATES -- (Continued)
DTE Energy Co.
       2.400%, 12/01/19..................................... $ 4,000 $ 4,109,212
Duke Energy Corp.
       1.625%, 08/15/17.....................................     794     797,626
       2.100%, 06/15/18.....................................   1,300   1,313,195
Eastman Chemical Co.
       2.400%, 06/01/17.....................................     304     306,799
eBay, Inc.
       1.350%, 07/15/17.....................................     123     123,159
       2.200%, 08/01/19.....................................   4,346   4,413,154
Edwards Lifesciences Corp.
       2.875%, 10/15/18.....................................   1,000   1,022,354
EI du Pont de Nemours & Co.
       6.000%, 07/15/18.....................................     708     773,523
EMC Corp.
       1.875%, 06/01/18.....................................   1,767   1,749,394
Enterprise Products Operating LLC
       6.650%, 04/15/18.....................................   2,000   2,170,642
EOG Resources, Inc.
       5.875%, 09/15/17.....................................     705     738,532
Eversource Energy
       1.450%, 05/01/18.....................................   1,235   1,236,901
Exelon Generation Co. LLC
       2.950%, 01/15/20.....................................   2,600   2,673,819
Express Scripts Holding Co.
       2.250%, 06/15/19.....................................   2,000   2,040,796
Exxon Mobil Corp.
       1.819%, 03/15/19.....................................  10,427  10,604,593
       1.912%, 03/06/20.....................................   2,400   2,453,398
       2.222%, 03/01/21.....................................   4,924   5,079,155
Fifth Third Bank
       2.375%, 04/25/19.....................................   3,590   3,672,925
Fiserv, Inc.
       2.700%, 06/01/20.....................................   2,000   2,073,510
FMC Technologies, Inc.
       2.000%, 10/01/17.....................................   1,120   1,112,553
Ford Motor Credit Co. LLC
       5.000%, 05/15/18.....................................   1,524   1,611,339
       2.375%, 03/12/19.....................................   1,300   1,321,818
       3.336%, 03/18/21.....................................   1,500   1,565,298
GATX Corp.
       1.250%, 03/04/17.....................................   1,500   1,501,117
       2.500%, 07/30/19.....................................     200     202,401
GE Capital International Funding Co., Unlimited Co.
       2.342%, 11/15/20.....................................  10,000  10,373,090
General Dynamics Corp.
       1.000%, 11/15/17.....................................     551     552,658
Georgia Power Co.
       4.250%, 12/01/19.....................................   2,130   2,320,328


                                                              FACE
                                                             AMOUNT^
                                                              (000)    VALUE+
                                                             ------- ----------
UNITED STATES -- (Continued)
Gilead Sciences, Inc.
       2.550%, 09/01/20..................................... $1,000  $1,040,353
Goldman Sachs Group, Inc. (The)
       2.550%, 10/23/19.....................................  4,900   5,020,912
Halliburton Co.
       1.000%, 08/01/16.....................................    651     651,000
       2.000%, 08/01/18.....................................  3,970   3,986,078
Harris Corp.
       2.700%, 04/27/20.....................................  4,500   4,608,652
Hershey Co. (The)
       1.500%, 11/01/16.....................................    358     358,936
Hewlett Packard Enterprise Co.
##     3.600%, 10/15/20.....................................  3,800   4,009,464
Home Depot, Inc. (The)
       2.250%, 09/10/18.....................................  2,000   2,054,820
       2.000%, 06/15/19.....................................  3,200   3,289,597
HP, Inc.
       4.300%, 06/01/21.....................................  1,567   1,693,170
Humana, Inc.
       2.625%, 10/01/19.....................................  3,000   3,085,782
Huntington Bancshares, Inc.
       2.600%, 08/02/18.....................................  1,043   1,062,474
Huntington National Bank (The)
       2.400%, 04/01/20.....................................  2,600   2,653,407
Indiana Michigan Power Co.
       7.000%, 03/15/19.....................................  2,000   2,265,574
Intel Corp.
       2.450%, 07/29/20.....................................    127     132,618
International Business Machines Corp.
       1.250%, 02/08/18.....................................    100     100,680
       1.950%, 02/12/19.....................................  4,557   4,664,664
Intuit, Inc.
       5.750%, 03/15/17.....................................  1,300   1,338,047
Jefferies Group LLC
       5.125%, 04/13/18.....................................    134     139,965
JM Smucker Co. (The)
       2.500%, 03/15/20.....................................  3,320   3,417,103
John Deere Capital Corp.
       2.000%, 01/13/17.....................................    472     474,557
       2.050%, 03/10/20.....................................  2,000   2,044,504
Johnson Controls, Inc.
       2.600%, 12/01/16.....................................    401     402,899
JPMorgan Chase & Co.
       2.000%, 08/15/17.....................................    125     126,050
       2.350%, 01/28/19.....................................  3,000   3,066,690
Kellogg Co.
       1.875%, 11/17/16.....................................    371     371,997
       1.750%, 05/17/17.....................................    314     315,371
KeyBank NA
       1.100%, 11/25/16.....................................    859     859,258

                                     1052

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED


                                                            FACE
                                                           AMOUNT^
                                                            (000)    VALUE+
                                                           ------- ----------
UNITED STATES -- (Continued)
     1.650%, 02/01/18..................................... $2,000  $2,011,234
KeyCorp
     2.900%, 09/15/20.....................................  2,000   2,082,774
Kimberly-Clark Corp.
     1.900%, 05/22/19.....................................  2,000   2,047,000
KLA-Tencor Corp.
     3.375%, 11/01/19.....................................  1,350   1,394,657
Kroger Co. (The)
     1.200%, 10/17/16.....................................    480     480,429
     6.400%, 08/15/17.....................................  1,170   1,232,339
Laboratory Corp. of America Holdings
     2.200%, 08/23/17.....................................  1,633   1,646,361
Lam Research Corp.
     2.750%, 03/15/20.....................................  2,800   2,882,457
Legg Mason, Inc.
     2.700%, 07/15/19.....................................  3,000   3,063,834
Lockheed Martin Corp.
     2.125%, 09/15/16.....................................     95      95,148
Macy's Retail Holdings, Inc.
     3.450%, 01/15/21.....................................  2,970   3,113,451
Manufacturers & Traders Trust Co.
     2.100%, 02/06/20.....................................  4,225   4,294,527
Marriott International, Inc.
     3.000%, 03/01/19.....................................  2,960   3,061,398
Marsh & McLennan Cos., Inc.
     2.300%, 04/01/17.....................................    650     654,846
     2.350%, 03/06/20.....................................  2,000   2,049,486
MasterCard, Inc.
     2.000%, 04/01/19.....................................  4,050   4,144,231
Mattel, Inc.
     2.350%, 05/06/19.....................................  5,000   5,103,840
Maxim Integrated Products, Inc.
     2.500%, 11/15/18.....................................  2,000   2,026,722
McDonald's Corp.
     5.350%, 03/01/18.....................................    286     304,514
     5.000%, 02/01/19.....................................  4,506   4,924,725
McKesson Corp.
     1.400%, 03/15/18.....................................  2,740   2,747,456
Microsoft Corp.
     1.300%, 11/03/18.....................................  4,000   4,029,868
     2.000%, 11/03/20.....................................  3,500   3,596,152
Molson Coors Brewing Co.
     2.000%, 05/01/17.....................................  2,429   2,442,083
Mondelez International, Inc.
     2.250%, 02/01/19.....................................  1,000   1,024,226
Monsanto Co.
     1.850%, 11/15/18.....................................  2,155   2,172,468
     2.125%, 07/15/19.....................................  2,550   2,591,539
Morgan Stanley
     4.750%, 03/22/17.....................................  1,829   1,870,657

                                                            FACE
                                                           AMOUNT^
                                                            (000)    VALUE+
                                                           ------- ----------
UNITED STATES -- (Continued)
     2.375%, 07/23/19..................................... $3,000  $3,058,071
NASDAQ OMX Group, Inc. (The)
     5.550%, 01/15/20.....................................  2,484   2,754,870
NetApp, Inc.
     2.000%, 12/15/17.....................................    715     718,869
Newell Brands, Inc.
     6.250%, 04/15/18.....................................    930   1,000,486
     2.600%, 03/29/19.....................................  3,045   3,131,953
NextEra Energy Capital Holdings, Inc.
     2.400%, 09/15/19.....................................  2,950   3,009,044
NiSource Finance Corp.
     6.400%, 03/15/18.....................................     86      92,875
     6.800%, 01/15/19.....................................    396     445,509
Nordstrom, Inc.
     6.250%, 01/15/18.....................................  3,094   3,307,588
     4.750%, 05/01/20.....................................    350     380,910
Northrop Grumman Corp.
     1.750%, 06/01/18.....................................  1,554   1,569,921
Nucor Corp.
     5.750%, 12/01/17.....................................  4,612   4,836,738
ONEOK Partners L.P.
     6.150%, 10/01/16.....................................    836     841,406
Oracle Corp.
     2.250%, 10/08/19.....................................  2,000   2,067,676
PACCAR Financial Corp.
     1.400%, 05/18/18.....................................  3,250   3,272,818
PepsiCo, Inc.
     5.000%, 06/01/18.....................................    670     717,975
     2.250%, 01/07/19.....................................  1,000   1,029,431
     2.150%, 10/14/20.....................................  3,000   3,091,629
Pfizer, Inc.
     1.500%, 06/15/18.....................................  1,252   1,265,152
     2.100%, 05/15/19.....................................  2,652   2,719,430
     1.950%, 06/03/21.....................................  3,000   3,052,659
PG&E Corp.
     2.400%, 03/01/19.....................................  2,074   2,119,487
PNC Bank NA
     2.400%, 10/18/19.....................................  4,000   4,120,668
PNC Funding Corp.
     2.700%, 09/19/16.....................................  1,000   1,000,770
Praxair, Inc.
     1.250%, 11/07/18.....................................    888     890,847
Progress Energy, Inc.
     4.400%, 01/15/21.....................................  2,150   2,351,894
Prudential Financial, Inc.
     5.375%, 06/21/20.....................................  3,000   3,386,793
PSEG Power LLC
     2.450%, 11/15/18.....................................  2,499   2,537,779
QUALCOMM, Inc.
     2.250%, 05/20/20.....................................  3,000   3,094,527

                                     1053

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                              FACE
                                                             AMOUNT^
                                                              (000)    VALUE+
                                                             ------- ----------
UNITED STATES -- (Continued)
Quest Diagnostics, Inc.
       2.700%, 04/01/19..................................... $1,300  $1,338,109
       2.500%, 03/30/20.....................................  3,630   3,714,314
Raytheon Co.
       6.750%, 03/15/18.....................................    293     320,499
Republic Services, Inc.
       3.800%, 05/15/18.....................................    388     405,029
Roper Technologies, Inc.
       2.050%, 10/01/18.....................................    135     136,583
Ryder System, Inc.
       2.500%, 03/01/18.....................................    250     253,533
       2.350%, 02/26/19.....................................  2,000   2,018,426
Scripps Networks Interactive, Inc.
       2.750%, 11/15/19.....................................  2,369   2,418,185
Southwest Airlines Co.
       2.750%, 11/06/19.....................................    426     441,768
St Jude Medical, Inc.
       2.800%, 09/15/20.....................................  3,500   3,630,305
Starbucks Corp.
       2.000%, 12/05/18.....................................  1,183   1,208,110
Starwood Hotels & Resorts Worldwide, Inc.
       6.750%, 05/15/18.....................................    367     400,843
State Street Corp.
       4.375%, 03/07/21.....................................  2,000   2,234,096
Stryker Corp.
       1.300%, 04/01/18.....................................  2,500   2,502,355
       2.625%, 03/15/21.....................................  2,378   2,468,885
SunTrust Banks, Inc.
       2.900%, 03/03/21.....................................  2,000   2,088,180
Symantec Corp.
       2.750%, 06/15/17.....................................    358     360,719
       4.200%, 09/15/20.....................................  2,000   2,097,516
Sysco Corp.
       2.600%, 10/01/20.....................................  3,970   4,114,123
Target Corp.
       2.300%, 06/26/19.....................................  3,000   3,101,382
Tech Data Corp.
       3.750%, 09/21/17.....................................    358     366,026
Thermo Fisher Scientific, Inc.
       1.850%, 01/15/18.....................................  2,166   2,182,284
TIAA Asset Management Finance Co. LLC
##     2.950%, 11/01/19.....................................  3,890   3,992,280
Time Warner, Inc.
       2.100%, 06/01/19.....................................  2,000   2,038,342
Total System Services, Inc.
       2.375%, 06/01/18.....................................  3,000   3,019,998
Tyson Foods, Inc.
       2.650%, 08/15/19.....................................  2,000   2,055,232
Union Pacific Corp.
       2.250%, 02/15/19.....................................  1,400   1,437,421


                                                              FACE
                                                             AMOUNT^
                                                              (000)    VALUE+
                                                             ------- ----------
UNITED STATES -- (Continued)
United Technologies Corp.
       1.800%, 06/01/17..................................... $1,006  $1,013,206
UnitedHealth Group, Inc.
       6.000%, 06/15/17.....................................    200     208,555
       2.300%, 12/15/19.....................................  1,400   1,444,076
       2.700%, 07/15/20.....................................  1,074   1,125,081
       2.125%, 03/15/21.....................................  2,000   2,048,850
US Bancorp
       2.200%, 04/25/19.....................................  3,991   4,094,247
US Bank NA
       1.400%, 04/26/19.....................................  3,900   3,917,616
Valero Energy Corp.
       6.125%, 06/15/17.....................................    251     261,022
Verizon Communications, Inc.
       3.650%, 09/14/18.....................................    690     724,484
       2.550%, 06/17/19.....................................  1,000   1,034,767
       4.500%, 09/15/20.....................................  2,250   2,499,525
Viacom, Inc.
       2.500%, 12/15/16.....................................    572     574,424
       2.200%, 04/01/19.....................................  2,000   2,012,594
Wal-Mart Stores, Inc.
       5.375%, 04/05/17.....................................    448     462,163
Walgreen Co.
       5.250%, 01/15/19.....................................      8       8,701
Walgreens Boots Alliance, Inc.
       2.700%, 11/18/19.....................................  2,000   2,071,856
       2.600%, 06/01/21.....................................  2,000   2,051,094
Walt Disney Co. (The)
       1.500%, 09/17/18.....................................  3,000   3,037,509
Waste Management, Inc.
       2.600%, 09/01/16.....................................  1,465   1,467,064
Wells Fargo & Co.
       2.625%, 12/15/16.....................................    762     767,230
       2.100%, 05/08/17.....................................    552     556,541
       2.125%, 04/22/19.....................................  2,170   2,218,113
       2.150%, 01/30/20.....................................  3,000   3,061,911
Western Union Co. (The)
       5.930%, 10/01/16.....................................    566     570,359
Wyndham Worldwide Corp.
       2.500%, 03/01/18.....................................  1,805   1,823,613
Xerox Corp.
       2.950%, 03/15/17.....................................  2,000   2,010,546

                                     1054

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED


                                                            FACE
                                                           AMOUNT^
                                                            (000)     VALUE+
                                                           ------- ------------
UNITED STATES -- (Continued)
Xilinx, Inc.
       2.125%, 03/15/19................................... $ 2,500 $  2,528,895
                                                                   ------------
TOTAL UNITED STATES.......................................          493,489,128
                                                                   ------------
TOTAL BONDS...............................................          809,234,884
                                                                   ------------
AGENCY OBLIGATIONS -- (5.9%)
Federal Home Loan Mortgage Corporation
       1.000%, 09/29/17...................................      66       66,241
       3.750%, 03/27/19...................................   4,000    4,305,276
       1.750%, 05/30/19...................................   4,000    4,100,440
Federal National Mortgage Association
       1.625%, 01/21/20...................................   3,000    3,068,628
       1.500%, 06/22/20...................................  21,300   21,685,636
       1.875%, 12/28/20...................................  18,000   18,590,382
                                                                   ------------
TOTAL AGENCY OBLIGATIONS..................................           51,816,603
                                                                   ------------
U.S. TREASURY OBLIGATIONS -- (2.2%)
Treasury Inflation Protected Security
^^^++  0.125%, 04/15/20...................................  13,321   13,891,912
^^^    0.125%, 04/15/21...................................   5,000    5,167,710
                                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS...........................           19,059,622
                                                                   ------------
TOTAL INVESTMENT SECURITIES...............................          880,111,109
                                                                   ------------

                                                           SHARES
                                                           -------
SECURITIES LENDING COLLATERAL -- (--%)
(S)@   DFA Short Term Investment Fund.....................     452        5,225
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $868,319,447)^^...................................         $880,116,334
                                                                   ============

                                     1055

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ------------------------------------------
                                    LEVEL 1    LEVEL 2    LEVEL 3     TOTAL
                                    ------- ------------  ------- ------------
Bonds
   Australia.......................   --    $ 25,281,998    --    $ 25,281,998
   Belgium.........................   --       3,810,588    --       3,810,588
   Canada..........................   --      65,152,353    --      65,152,353
   Denmark.........................   --       3,124,395    --       3,124,395
   Finland.........................   --      10,032,200    --      10,032,200
   France..........................   --      19,777,934    --      19,777,934
   Germany.........................   --      16,641,284    --      16,641,284
   Ireland.........................   --       1,283,063    --       1,283,063
   Italy...........................   --       2,046,960    --       2,046,960
   Japan...........................   --      45,867,712    --      45,867,712
   Netherlands.....................   --      30,947,644    --      30,947,644
   Norway..........................   --       3,564,281    --       3,564,281
   Spain...........................   --       9,361,506    --       9,361,506
   Supranational Organization
     Obligations...................   --      24,659,793    --      24,659,793
   Sweden..........................   --      21,263,556    --      21,263,556
   Switzerland.....................   --       5,947,384    --       5,947,384
   United Kingdom..................   --      26,983,105    --      26,983,105
   United States...................   --     493,489,128    --     493,489,128
Agency Obligations.................   --      51,816,603    --      51,816,603
U.S. Treasury Obligations..........   --      19,059,622    --      19,059,622
Securities Lending Collateral......   --           5,225    --           5,225
Swap Agreements**..................   --     (11,851,238)   --     (11,851,238)
                                      --    ------------    --    ------------
TOTAL..............................   --    $868,265,096    --    $868,265,096
                                      ==    ============    ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                                     1056

                      DFA MUNICIPAL REAL RETURN PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ ----------
MUNICIPAL BONDS -- (98.1%)

ALABAMA -- (1.3%)
Alabama State (GO) Series A
    5.000%, 08/01/20..................................... $2,250 $2,620,778
    5.000%, 08/01/23.....................................  2,200  2,754,224
                                                                 ----------
TOTAL ALABAMA............................................         5,375,002
                                                                 ----------

ALASKA -- (1.3%)
Borough of North Slope (GO) Series C
    3.000%, 06/30/18.....................................    500    520,500
City of Anchorage (GO) Series B
    5.000%, 09/01/21.....................................    900  1,074,843
    5.000%, 09/01/23.....................................    600    748,722
City of Anchorage (GO) Series D
    5.000%, 09/01/23.....................................  2,585  3,225,744
                                                                 ----------
TOTAL ALASKA.............................................         5,569,809
                                                                 ----------

ARIZONA -- (1.2%)
City of Phoenix (GO)
    4.000%, 07/01/20.....................................  1,500  1,687,545
City of Tempe (GO) Series C
    4.000%, 07/01/22.....................................  1,400  1,619,562
Maricopa County High School District No. 210-Phoenix (GO)
    3.000%, 07/01/23.....................................    650    717,821
Scottsdale Municipal Property Corp. (RB) Series A
    3.000%, 07/01/21.....................................    805    884,808
                                                                 ----------
TOTAL ARIZONA............................................         4,909,736
                                                                 ----------

ARKANSAS -- (0.7%)
Arkansas State (GO)
    5.000%, 04/01/21.....................................  2,600  3,082,872
                                                                 ----------

CALIFORNIA -- (1.0%)
California State (GO) Series B
    5.000%, 09/01/25.....................................  3,140  4,075,594
                                                                 ----------

COLORADO -- (1.1%)
Boulder County (RB)
    5.000%, 07/15/18.....................................    100    108,537
City & County of Denver (GO) Series A
    5.000%, 08/01/17.....................................    200    208,998
Denver City & County School District No. 1 (GO) Series B
  (ETM) (ST AID WITHHLDG)
    4.000%, 12/01/18.....................................     35     37,738
Denver City & County School District No. 1 (GO) Series B
  (ST AID WITHHLDG)
    4.000%, 12/01/18.....................................    265    285,474

                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ -----------
COLORADO -- (Continued)
    5.000%, 12/01/24..................................... $  900 $ 1,152,207
El Paso County School District No. 20 Academy (GO) (ST
  AID WITHHLDG)
    5.000%, 12/15/21.....................................  1,240   1,501,417
Jefferson County School District R-1 (GO) (ST AID
  WITHHLDG)
    5.250%, 12/15/24.....................................  1,000   1,297,460
                                                                 -----------
TOTAL COLORADO...........................................          4,591,831
                                                                 -----------

CONNECTICUT -- (0.7%)
Connecticut State (GO) Series A
    5.000%, 10/15/18.....................................    600     654,564
    5.000%, 10/15/19.....................................    300     337,695
Connecticut State (GO) Series C
    5.000%, 06/01/18.....................................  1,000   1,076,430
Connecticut State (GO) Series E
    4.000%, 08/15/17.....................................    700     725,144
                                                                 -----------
TOTAL CONNECTICUT........................................          2,793,833
                                                                 -----------

DELAWARE -- (1.1%)
New Castle County (GO)
    5.000%, 10/01/23.....................................  2,275   2,868,275
New Castle County (GO) Series B
    5.000%, 07/15/22.....................................  1,450   1,777,642
                                                                 -----------
TOTAL DELAWARE...........................................          4,645,917
                                                                 -----------

DISTRICT OF COLUMBIA -- (0.5%)
District of Columbia (GO) Series A
    5.000%, 06/01/20.....................................  1,900   2,197,882
                                                                 -----------

FLORIDA -- (4.0%)
Florida State (GO) Series A
    5.000%, 07/01/21.....................................  2,000   2,389,880
Florida State Board of Education (GO) Series B
    5.000%, 06/01/20.....................................  3,300   3,824,139
    5.000%, 06/01/23.....................................    650     810,479
    5.000%, 06/01/25.....................................  3,000   3,885,180
Florida's Turnpike Enterprise (RB) Series A
    5.000%, 07/01/17.....................................    750     780,285
Miami-Dade County (GO) Series C
    4.250%, 10/01/16.....................................  1,000   1,006,200
Miami-Dade County (GO) Series D
    5.000%, 07/01/20.....................................  3,520   4,092,563
                                                                 -----------
TOTAL FLORIDA............................................         16,788,726
                                                                 -----------

GEORGIA -- (2.0%)
DeKalb County (GO) (TAN)
    2.000%, 12/16/16.....................................  1,000   1,005,690

                                     1057

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED


                                                             FACE
                                                            AMOUNT
                                                            (000)    VALUE+
                                                            ------ -----------
GEORGIA -- (Continued)
Georgia State (GO) Series C
     5.000%, 07/01/17...................................... $1,800 $ 1,874,214
     5.000%, 10/01/21......................................  2,490   3,005,082
Georgia State (GO) Series I
     5.000%, 07/01/20......................................  2,345   2,730,377
                                                                   -----------
TOTAL GEORGIA..............................................          8,615,363
                                                                   -----------

HAWAII -- (1.8%)
City & County of Honolulu (GO) Series B
     5.000%, 10/01/23......................................  2,150   2,720,782
     5.000%, 10/01/25......................................    450     586,125
Hawaii State (GO) Series DK
     5.000%, 05/01/17......................................    700     723,583
Hawaii State (GO) Series EF
     5.000%, 11/01/22......................................    300     369,804
Hawaii State (GO) Series EH
     5.000%, 08/01/23......................................  2,500   3,126,000
                                                                   -----------
TOTAL HAWAII...............................................          7,526,294
                                                                   -----------

IOWA -- (0.2%)
City of Ankeny (GO) Series G
     5.000%, 06/01/19......................................    910   1,019,637
                                                                   -----------

KANSAS -- (2.4%)
City of Lenexa (GO) Series A
     5.000%, 09/01/21......................................    600     721,500
City of Lenexa (GO) Series B
     5.000%, 09/01/20......................................  1,610   1,882,154
City of Wichita (GO) Series A
     5.000%, 12/01/20......................................  3,000   3,529,290
Johnson County (GO) Series B
     5.000%, 09/01/22......................................  1,405   1,729,991
Kansas State Department of Transportation (RB) Series B
     5.000%, 09/01/20......................................  1,975   2,309,723
Kansas State Department of Transportation (RB) Series C
     5.000%, 09/01/19......................................    125     141,582
                                                                   -----------
TOTAL KANSAS...............................................         10,314,240
                                                                   -----------

KENTUCKY -- (0.4%)
Louisville Water Co (RB)
     4.000%, 11/15/17......................................  1,605   1,676,134
                                                                   -----------

LOUISIANA -- (1.6%)
Louisiana State (GO) Series A (ETM)
     5.000%, 08/01/18......................................  4,000   4,349,240
Louisiana State (GO) Series C
     5.000%, 07/15/22......................................    250     300,100
     5.000%, 08/01/23......................................  1,100   1,346,554

                                                             FACE
                                                            AMOUNT
                                                            (000)    VALUE+
                                                            ------ -----------
LOUISIANA -- (Continued)
Louisiana State (GO) Series D-2
     5.000%, 12/01/21...................................... $  600 $   712,206
                                                                   -----------
TOTAL LOUISIANA............................................          6,708,100
                                                                   -----------

MARYLAND -- (5.8%)
Anne Arundel County (GO)
     5.000%, 04/01/23......................................  4,000   4,984,720
Baltimore County (GO)
     5.000%, 08/01/18......................................  1,000   1,088,150
     5.000%, 08/01/21......................................    500     599,630
City of Baltimore (GO) Series B
     5.000%, 10/15/22......................................    645     792,744
City of Frederick (GO) Series C
     5.000%, 03/01/27......................................  3,100   4,136,113
Harford County (GO) Series A
     5.000%, 09/15/20......................................    900   1,053,567
Maryland State (GO) Series B
     5.000%, 03/01/19......................................  1,000   1,112,920
     4.000%, 08/01/23......................................    985   1,167,323
Prince George's County (GO) Series B
     5.000%, 09/15/18......................................    650     710,781
Washington Suburban Sanitary Commission (GO)
     5.000%, 06/01/18......................................    650     703,027
     5.000%, 06/01/24......................................  4,325   5,530,767
Worcester County (GO) Series B
     4.000%, 08/01/21......................................  2,255   2,587,342
                                                                   -----------
TOTAL MARYLAND.............................................         24,467,084
                                                                   -----------

MASSACHUSETTS -- (4.4%)
City of Boston (GO) Series A
     5.000%, 03/01/20......................................  1,200   1,382,460
     5.000%, 04/01/20......................................  1,250   1,443,450
City of Boston (GO) Series B
     5.000%, 04/01/24......................................  3,500   4,464,775
Commonwealth of Massachusetts (GO) Series A
     5.000%, 03/01/18......................................  1,500   1,604,220
Commonwealth of Massachusetts (GO) Series B
     5.250%, 08/01/21......................................    500     605,175
Commonwealth of Massachusetts (GO) Series C
     5.000%, 08/01/20......................................  3,255   3,789,992
Massachusetts Clean Water Trust (The) (RB)
     5.000%, 08/01/20......................................    400     466,432
Massachusetts School Building Authority (RB) Series A
     5.000%, 11/15/25......................................  3,240   4,209,440

                                     1058

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED


                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ -----------
MASSACHUSETTS -- (Continued)
Town of Medfield (GO)
       3.000%, 09/15/19..................................... $  510 $   547,572
                                                                    -----------
TOTAL MASSACHUSETTS.........................................         18,513,516
                                                                    -----------

MICHIGAN -- (0.2%)
Michigan State (GO)
       5.000%, 11/01/19.....................................    700     795,655
                                                                    -----------

MINNESOTA -- (1.5%)
City of Edina (GO) Series B
       3.000%, 02/01/19.....................................  1,000   1,060,360
City of Rochester (GO) Series A
       5.000%, 02/01/18.....................................    650     693,596
Minnesota State (GO) Series A
       5.000%, 08/01/21.....................................  1,330   1,597,170
Minnesota State (GO) Series D
       5.000%, 08/01/18.....................................    650     707,570
Minnesota State (GO) Series E
       2.000%, 08/01/19.....................................  1,000   1,041,490
Saint Paul Public Library Agency (GO) Series C
       5.000%, 03/01/20.....................................    900   1,034,775
                                                                    -----------
TOTAL MINNESOTA.............................................          6,134,961
                                                                    -----------

MISSISSIPPI -- (0.7%)
Madison County School District (GO)
       3.500%, 12/01/19.....................................    350     380,247
Mississippi State (GO) Series B
       5.000%, 11/01/20.....................................    600     703,854
Mississippi State (GO) Series C
       5.000%, 10/01/20.....................................  1,565   1,831,363
                                                                    -----------
TOTAL MISSISSIPPI...........................................          2,915,464
                                                                    -----------

MISSOURI -- (0.4%)
Missouri Highway & Transportation Commission (RB)
       5.000%, 02/01/19.....................................  1,525   1,692,094
                                                                    -----------

NEVADA -- (2.7%)
City of Henderson NV (GO)
       5.000%, 06/01/21.....................................    600     711,276
Nevada State (GO) Series D
       5.000%, 04/01/25.....................................  5,500   7,083,725
Nevada State (GO) Series D-1
       5.000%, 03/01/22.....................................  2,000   2,419,640
Washoe County School District (GO) Series F
       5.000%, 06/01/21.....................................    900   1,058,553
                                                                    -----------
TOTAL NEVADA................................................         11,273,194
                                                                    -----------

                                                             FACE
                                                            AMOUNT
                                                            (000)    VALUE+
                                                            ------ -----------

NEW HAMPSHIRE -- (0.8%)
City of Dover (GO) Series C
     5.000%, 07/01/20...................................... $  220 $   255,323
City of Nashua (GO)
     4.000%, 07/15/24......................................  2,000   2,381,640
New Hampshire State (GO) Series B
     5.000%, 06/01/19......................................    540     606,193
                                                                   -----------
TOTAL NEW HAMPSHIRE........................................          3,243,156
                                                                   -----------

NEW MEXICO -- (0.9%)
New Mexico State (GO)
     5.000%, 03/01/19......................................  3,500   3,892,350
                                                                   -----------

NEW YORK -- (3.9%)
City of New York (GO) Series B
     5.000%, 08/01/17......................................  4,890   5,110,539
City of New York (GO) Series G
     5.000%, 08/01/18......................................  1,600   1,739,696
City of New York (GO) Series J
     5.000%, 08/01/22......................................    650     792,032
New York State Dormitory Authority (RB) Series B
     5.000%, 02/15/22......................................  2,500   3,028,000
     5.000%, 02/15/24......................................    700     882,994
New York State Urban Development Corp. (RB) Series A
     5.000%, 03/15/26......................................  2,500   3,254,800
New York State Urban Development Corp. (RB) Series C
     5.000%, 12/15/18......................................  1,000   1,103,240
Riverhead Central School District (GO) (ST AID WITHHLDG)
     2.000%, 10/15/22......................................    700     731,220
                                                                   -----------
TOTAL NEW YORK.............................................         16,642,521
                                                                   -----------

NORTH CAROLINA -- (5.6%)
City of Charlotte Water & Sewer System Revenue (RB)
     5.000%, 07/01/21......................................  1,800   2,158,542
Forsyth County (GO)
     4.000%, 12/01/21......................................  1,500   1,736,265
Gaston County (GO)
     5.000%, 02/01/26......................................  2,500   3,271,625
Iredell County (GO) Series B
     2.500%, 02/01/24......................................  2,285   2,453,130
North Carolina State (GO) Series A
     5.000%, 03/01/17......................................  1,400   1,437,044
     5.000%, 06/01/22......................................  6,000   7,366,740
North Carolina State (GO) Series C
     3.750%, 05/01/19......................................  1,500   1,630,125
Wake County (GO)
     5.000%, 03/01/19......................................  1,000   1,113,200

                                     1059

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED


                                                             FACE
                                                            AMOUNT
                                                            (000)    VALUE+
                                                            ------ -----------
NORTH CAROLINA -- (Continued)
     5.000%, 09/01/21...................................... $2,250 $ 2,710,598
                                                                   -----------
TOTAL NORTH CAROLINA.......................................         23,877,269
                                                                   -----------

NORTH DAKOTA -- (0.1%)
North Dakota State University of Agriculture & Applied
  Science (RB) Series A
     5.000%, 04/01/21......................................    545     640,495
                                                                   -----------

OHIO -- (5.3%)
Beavercreek City School District (GO) (AGM)
     5.000%, 12/01/18......................................    525     576,644
City of Columbus (GO) Series 1
     5.000%, 07/01/21......................................  2,775   3,315,958
City of Columbus (GO) Series A
     5.000%, 02/15/20......................................    650     745,901
     4.000%, 08/15/25......................................  3,500   4,236,400
Cleveland Department of Public Utilities Division of
  Water (RB) Series T
     5.000%, 01/01/19......................................  3,050   3,366,102
Ohio State (GO) Series A
     4.000%, 03/01/21......................................  1,475   1,679,612
     5.000%, 09/15/24......................................  2,000   2,548,800
     5.000%, 09/15/25......................................  1,950   2,527,551
Ohio State (GO) Series B
     5.000%, 08/01/20......................................    650     756,555
Ohio Water Dev. Authority (RB) Series C
     5.000%, 06/01/19......................................  2,225   2,499,743
                                                                   -----------
TOTAL OHIO.................................................         22,253,266
                                                                   -----------

OKLAHOMA -- (0.4%)
Tulsa County Independent School District No. 1 Tulsa
  (GO) Series B
     2.000%, 01/01/19......................................  1,800   1,851,480
                                                                   -----------

OREGON -- (1.6%)
City of Portland Sewer System Revenue (RB) Series A
     5.000%, 10/01/23......................................  3,570   4,484,241
Multnomah County School District No. 1 Portland (GO)
  Series B (SCH BD GTY)
     5.000%, 06/15/23......................................  1,005   1,249,989
Oregon State (GO) Series A
     5.000%, 05/01/21......................................    800     952,816
                                                                   -----------
TOTAL OREGON...............................................          6,687,046
                                                                   -----------

                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ -----------
PENNSYLVANIA -- (1.0%)
Pennsylvania Economic Dev. Financing Authority (RB)
  Series A
       5.000%, 01/01/18..................................... $  650 $   690,788
       5.000%, 07/01/19.....................................  3,145   3,542,748
                                                                    -----------
TOTAL PENNSYLVANIA..........................................          4,233,536
                                                                    -----------

RHODE ISLAND -- (0.7%)
Rhode Island State (GO) Series A
       5.000%, 08/01/20.....................................  1,900   2,206,584
Rhode Island State (GO) Series D
       5.000%, 08/01/22.....................................    600     729,168
                                                                    -----------
TOTAL RHODE ISLAND..........................................          2,935,752
                                                                    -----------

SOUTH CAROLINA -- (4.5%)
Beaufort County (GO) Series A (ST AID WITHHLDG)
       4.000%, 03/01/22.....................................    640     742,022
Beaufort County School District (GO) Series A (SCSDE)
       5.000%, 03/01/23.....................................  6,000   7,442,160
Charleston County (GO)
       5.000%, 11/01/23.....................................  1,000   1,266,060
Charleston County School District Dev. Corp. (GO)
  Series A (SCSDE)
       5.000%, 02/01/21.....................................    800     944,160
Lexington & Richland School District No. 5 (GO) (SCSDE)
       5.000%, 03/01/24.....................................  2,750   3,475,203
South Carolina State (GO) Series A (ST AID WITHHLDG)
       5.000%, 10/01/23.....................................  3,000   3,794,100
Spartanburg County (GO) (ST AID WITHHLDG)
       5.000%, 04/01/19.....................................  1,210   1,347,613
                                                                    -----------
TOTAL SOUTH CAROLINA........................................         19,011,318
                                                                    -----------

TENNESSEE -- (4.1%)
City of Kingsport (GO) Series A
       5.000%, 09/01/21.....................................    510     610,195
Hamilton County (GO) Series B
       5.000%, 03/01/22.....................................  2,000   2,430,520
Maury County (GO) Series B
       5.000%, 04/01/20.....................................  1,205   1,387,232
Metropolitan Government of Nashville & Davidson County
  (GO)
       5.000%, 07/01/17.....................................  1,610   1,676,525
Shelby County (GO)
       5.000%, 04/01/25.....................................  5,000   6,491,650
Shelby County (GO) Series A
       5.000%, 04/01/20.....................................  1,500   1,729,185

                                     1060

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED


                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ -----------
TENNESSEE -- (Continued)
Sullivan County (GO) Series A
       5.000%, 04/01/21..................................... $1,000 $ 1,183,210
Sumner County (GO)
       5.000%, 06/01/21.....................................    650     772,570
       5.000%, 12/01/21.....................................    900   1,082,682
                                                                    -----------
TOTAL TENNESSEE                                                      17,363,769
                                                                    -----------

TEXAS -- (12.7%)
City of Dallas (GO)
       5.000%, 02/15/19.....................................  1,600   1,775,872
City of Frisco (GO) Series A
       5.000%, 02/15/25.....................................  2,000   2,549,520
City of Garland (GO) Series A
       5.000%, 02/15/24.....................................    400     505,880
City of Houston (GO) Series A
       5.000%, 03/01/18.....................................    300     321,042
City of Lubbock (GO)
       5.000%, 02/15/23.....................................  4,000   4,915,680
City of San Antonio (GO)
       5.000%, 02/01/20.....................................  2,500   2,862,975
       5.000%, 02/01/21.....................................  2,200   2,594,306
City of San Antonio Electric & Gas (RB) Series D
       5.000%, 02/01/19.....................................    310     343,232
City of Sugar Land (GO)
       5.000%, 02/15/21.....................................  1,050   1,238,244
Dallas County Community College District (GO)
       5.000%, 02/15/23.....................................  7,965   9,867,042
El Paso Independent School District (GO) (PSF-GTD)
       5.000%, 08/15/24.....................................  3,035   3,857,121
Frisco Independent School District (GO) (PSF-GTD)
       5.000%, 08/15/20.....................................  2,460   2,867,130
Highland Park Independent School District (GO)
       5.000%, 02/15/23.....................................  3,120   3,858,442
Humble Independent School District (GO) Series A
  (PSF-GTD)
       2.000%, 02/15/19.....................................    660     682,011
Pflugerville Independent School District (GO) (PSF-GTD)
       4.000%, 08/15/20.....................................  2,000   2,247,580
Plano Independent School District (GO) (PSF-GTD)
       5.000%, 02/15/17.....................................    100     102,426
San Antonio Independent School District (GO) (PSF-GTD)
       5.000%, 02/15/20.....................................  1,790   2,054,777
Texas State (GO)
       5.000%, 04/01/19.....................................  1,150   1,282,077
       5.000%, 10/01/23.....................................  4,200   5,259,240

                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ -----------
TEXAS -- (Continued)
Texas Transportation Commission State Highway Fund (RB)
       5.000%, 10/01/26..................................... $2,225 $ 2,936,688
Texas Transportation Commission State Highway Fund (RB)
  Series A
       4.750%, 04/01/17.....................................  1,000   1,028,420
University of Texas System (The) (RB) Series C
       5.000%, 08/15/19.....................................    100     112,948
Ysleta Independent School District (GO) Series A
  (PSF-GTD)
       5.000%, 08/15/20.....................................    460     534,143
                                                                    -----------
TOTAL TEXAS.................................................         53,796,796
                                                                    -----------

UTAH -- (2.6%)
City of American Fork (GO)
       5.000%, 05/01/26.....................................  1,165   1,514,943
Jordan School District (GO) (SCH BD GTY)
       5.000%, 06/15/22.....................................  3,050   3,739,513
Tooele County School District (GO) Series B (SCH BD GTY)
       5.000%, 06/01/22.....................................    650     789,431
Utah State (GO)
       5.000%, 07/01/22.....................................  1,500   1,841,610
Utah State (GO) Series C
       5.000%, 07/01/18.....................................  1,400   1,519,112
       5.000%, 07/01/19.....................................    900   1,012,716
Weber School District (GO) (SCH BD GTY)
       5.000%, 06/15/21.....................................    650     776,952
                                                                    -----------
TOTAL UTAH..................................................         11,194,277
                                                                    -----------

VERMONT -- (0.4%)
Vermont State (GO) Series C
       4.000%, 08/15/23.....................................  1,300   1,555,450
                                                                    -----------

VIRGINIA -- (5.9%)
City of Manassas (GO) Series C (ST AID WITHHLDG)
       5.000%, 07/01/21.....................................  1,040   1,239,420
City of Richmond (GO) Series A (ST AID WITHHLDG)
       5.000%, 03/01/21.....................................    900   1,064,673
City of Virginia Beach (GO) Series A
       4.000%, 08/01/17.....................................    650     672,737
City of Virginia Beach (GO) Series B (ST AID WITHHLDG)
       5.000%, 09/15/24.....................................  3,000   3,847,050
Fairfax County (GO) Series A (ST AID WITHHLDG)
       5.000%, 10/01/19.....................................  4,000   4,547,560

                                     1061

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED


                                                             FACE
                                                            AMOUNT
                                                            (000)    VALUE+
                                                            ------ -----------
VIRGINIA -- (Continued)
     5.000%, 10/01/23...................................... $4,775 $ 6,027,674
Fairfax County (GO) Series B (ST AID WITHHLDG)
     5.000%, 10/01/18......................................    400     438,276
Loudoun County (GO) Series A
     5.000%, 12/01/21......................................  5,000   6,061,100
Virginia Public Building Authority (RB) Series C
     5.000%, 08/01/23......................................    600     747,966
Virginia Resources Authority (RB) Series D
     5.000%, 11/01/20......................................    200     234,800
                                                                   -----------
TOTAL VIRGINIA.............................................         24,881,256
                                                                   -----------

WASHINGTON -- (6.0%)
City of Marysville Water & Sewer Revenue (RB)
     5.000%, 04/01/20......................................    175     200,986
City of Seattle Water System Revenue (RB)
     5.000%, 09/01/19......................................    190     215,205
Clark County School District No. 119 Battleground (GO)
  (SCH BD GTY)
     4.000%, 12/01/21......................................    510     589,468
King & Snohomish Counties School District No. 417
  Northshore (GO) (SCH BD GTY)
     5.000%, 12/01/19......................................  2,825   3,220,839
King County (GO) Series A
     5.000%, 07/01/20......................................    700     813,274
     5.000%, 12/01/25......................................  1,830   2,409,781
King County Sewer Revenue (RB) Series B
     5.000%, 07/01/22......................................  5,640   6,891,854
North Thurston Public Schools (GO) (SCH BD GTY)
     5.000%, 12/01/22......................................  2,080   2,537,517
Washington State (GO) Series A
     5.000%, 07/01/19......................................  1,585   1,781,049
     5.000%, 08/01/21......................................    500     597,735
Washington State (GO) Series R- 2012C
     4.000%, 07/01/21......................................    150     171,745
Washington State (GO) Series R- 2013A
     5.000%, 07/01/20......................................  2,775   3,218,223
Washington State (GO) Series R-2015
     5.000%, 07/01/18......................................    650     704,782

                                                           FACE
                                                          AMOUNT
                                                          (000)       VALUE+
                                                        ---------- ------------
WASHINGTON -- (Continued)
Washington State (GO) Series R- 2015A
        5.000%, 07/01/20............................... $    1,560 $  1,809,163
                                                                   ------------
TOTAL WASHINGTON.......................................              25,161,621
                                                                   ------------

WISCONSIN -- (4.6%)
City of Milwaukee (GO)
        5.000%, 05/01/20...............................      2,370    2,734,553
City of Milwaukee (GO) Series N1
        5.000%, 02/01/19...............................        100      110,720
City of Milwaukee (GO) Series N2
        4.000%, 03/01/24...............................      6,500    7,700,745
City of Oshkosh (GO) Series B
        3.000%, 12/01/23...............................        650      715,514
Howard-Suamico School District (GO)
        2.000%, 03/01/17...............................        500      504,235
Oregon School District (GO)
        3.000%, 03/01/21...............................      1,900    2,069,613
Wisconsin State (GO) Series 1
        5.000%, 11/01/24...............................      3,700    4,733,669
Wisconsin State (GO) Series 2
        5.000%, 11/01/20...............................        800      938,840
                                                                   ------------
TOTAL WISCONSIN........................................              19,507,889
                                                                   ------------
TOTAL MUNICIPAL BONDS..................................             414,412,185
                                                                   ------------
TOTAL INVESTMENT SECURITIES............................             414,412,185
                                                                   ------------

                                                          SHARES
                                                        ----------
TEMPORARY CASH INVESTMENTS -- (1.9%)
        JPMorgan Tax Free Money Market Fund, 0.230%....  8,190,746    8,190,746
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $413,492,629)^^................................            $422,602,931
                                                                   ============

                                     1062

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                  LEVEL 1      LEVEL 2    LEVEL 3     TOTAL
                                 ---------- ------------  ------- ------------
Municipal Bonds.................         -- $414,412,185    --    $414,412,185
Temporary Cash Investments...... $8,190,746           --    --       8,190,746
Swap Agreements**...............         --   (3,245,320)   --      (3,245,320)
                                 ---------- ------------    --    ------------
TOTAL........................... $8,190,746 $411,166,865    --    $419,357,611
                                 ========== ============    ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                                     1063

                         DFA MUNICIPAL BOND PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)


                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
MUNICIPAL BONDS -- (98.5%)

ALABAMA -- (1.2%)
Alabama State (GO) Series A
     5.000%, 08/01/20........................................ $  200 $  232,958
     5.000%, 08/01/21........................................  1,000  1,198,720
     5.000%, 08/01/23........................................    300    375,576
Baldwin County (GO)
     4.000%, 05/01/20........................................    610    679,229
                                                                     ----------
TOTAL ALABAMA................................................         2,486,483
                                                                     ----------
ALASKA -- (1.3%)
Alaska State (GO) Series B
     3.000%, 08/01/16........................................    700    700,000
     5.000%, 08/01/20........................................    290    336,177
Borough of Fairbanks North Star (GO) Series S
     4.000%, 10/01/21........................................    560    641,256
City of Anchorage (GO) Series A
     3.000%, 09/01/22........................................    765    845,478
                                                                     ----------
TOTAL ALASKA.................................................         2,522,911
                                                                     ----------
ARIZONA -- (0.6%)
City of Chandler (GO)
     3.000%, 07/01/20........................................    550    595,392
Maricopa County School District No. 3 Tempe Elementary (GO)
     3.000%, 07/01/21........................................    550    600,099
                                                                     ----------
TOTAL ARIZONA................................................         1,195,491
                                                                     ----------
ARKANSAS -- (1.7%)
Arkansas State (GO)
     5.000%, 04/01/21........................................    400    474,288
     5.000%, 06/15/21........................................  1,250  1,490,850
     5.000%, 04/01/22........................................  1,110  1,348,983
                                                                     ----------
TOTAL ARKANSAS...............................................         3,314,121
                                                                     ----------
COLORADO -- (0.9%)
Arapahoe County School District No. 5 (GO) (ST AID
  WITHHLDG)
     3.000%, 12/15/16........................................    300    302,775
City & County of Denver (GO) Series A
     5.000%, 08/01/17........................................    125    130,624
Denver City & County School District No. 1 (GO) Series B
  (ST AID WITHHLDG)
     5.000%, 12/01/24........................................    550    704,126
Pueblo City Schools (GO) (ST AID WITHHLDG)
     5.000%, 12/15/20........................................    550    645,310
                                                                     ----------
TOTAL COLORADO...............................................         1,782,835
                                                                     ----------

                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ -----------
CONNECTICUT -- (0.6%)
Connecticut State (GO) Series E
            4.000%, 09/15/20................................ $  550 $   612,139
Hartford County Metropolitan District (GO)
            5.000%, 03/01/19................................    600     666,936
                                                                    -----------
TOTAL CONNECTICUT...........................................          1,279,075
                                                                    -----------
DELAWARE -- (1.3%)
Kent County (GO)
            4.000%, 09/01/24................................    415     492,605
New Castle County (GO)
            5.000%, 10/01/23................................  1,600   2,017,248
                                                                    -----------
TOTAL DELAWARE..............................................          2,509,853
                                                                    -----------
DISTRICT OF COLUMBIA -- (0.7%)
District of Columbia (GO) Series B (AGM)
            5.250%, 06/01/18................................  1,300   1,411,202
                                                                    -----------
FLORIDA -- (5.2%)
City of Port State Lucie (GO)
            5.000%, 07/01/20................................    420     484,277
Flagler County (GO) (BAM)
            5.000%, 07/01/22................................    465     561,404
Florida State Board of Education (GO) Series A
            5.000%, 06/01/17................................    365     378,673
            5.000%, 06/01/19................................    100     112,168
            5.000%, 06/01/24................................    350     445,781
Florida State Board of Education (GO) Series B
            5.000%, 06/01/17................................  1,200   1,244,952
Florida State Board of Education (GO) Series C
            5.000%, 06/01/17................................  1,090   1,130,831
Miami-Dade County (GO) Series D
            5.000%, 07/01/20................................  2,000   2,325,320
Palm Beach County (RB)
            5.000%, 11/01/23................................    810   1,013,375
School Board of Miami-Dade County (The) (CP) Series A
  (NATL-RE)
(currency)  5.000%, 05/01/18
            (Pre-refunded @ $100, 5/1/17)...................  2,690   2,780,007
                                                                    -----------
TOTAL FLORIDA...............................................         10,476,788
                                                                    -----------
GEORGIA -- (2.7%)
DeKalb County (GO) (TAN)
            2.000%, 12/16/16................................  4,800   4,827,312

                                     1064

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ ----------
GEORGIA -- (Continued)
Georgia State (GO) Series A
    5.000%, 07/01/19........................................ $  500 $  563,390
                                                                    ----------
TOTAL GEORGIA...............................................         5,390,702
                                                                    ----------
HAWAII -- (2.6%)
City & County of Honolulu (GO) Series B
    5.000%, 10/01/23........................................    150    189,822
    5.000%, 10/01/25........................................    725    944,313
Hawaii County (GO) Series B
    5.000%, 09/01/18........................................    420    457,552
Hawaii State (GO) Series DQ
    5.000%, 06/01/19........................................    300    336,504
Hawaii State (GO) Series EE
    5.000%, 11/01/20........................................  1,300  1,526,200
Maui County (GO)
    5.000%, 06/01/18........................................  1,560  1,686,360
                                                                    ----------
TOTAL HAWAII................................................         5,140,751
                                                                    ----------
IOWA -- (1.1%)
State of Iowa (RB) Series A (ETM)
    5.000%, 06/01/18........................................  1,115  1,204,467
Urbandale Community School District (GO)
    1.200%, 06/01/17........................................  1,035  1,040,972
                                                                    ----------
TOTAL IOWA..................................................         2,245,439
                                                                    ----------
KANSAS -- (2.8%)
City of Wichita (GO) Series 811
    5.000%, 06/01/22........................................    550    671,451
Johnson County (GO) Series B
    5.000%, 09/01/22........................................    650    800,352
Johnson County Unified School District No. 229 Blue Valley
  (GO) Series B
    5.000%, 10/01/23........................................    750    940,897
Kansas State Department of Transportation (RB) Series A
    5.000%, 09/01/17........................................  1,000  1,048,530
Saline County Unified School District No. 305 Salina (GO)
    5.000%, 09/01/20........................................  1,900  2,210,365
                                                                    ----------
TOTAL KANSAS................................................         5,671,595
                                                                    ----------
KENTUCKY -- (1.0%)
Louisville & Jefferson County (GO) Series E
    5.000%, 12/01/17........................................  1,065  1,127,750
Louisville Water Co. (RB) Series A
    4.000%, 11/15/21........................................    800    923,648
                                                                    ----------
TOTAL KENTUCKY..............................................         2,051,398
                                                                    ----------

                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ ----------
LOUISIANA -- (0.3%)
Louisiana State (GO) Series C
    5.000%, 08/01/23........................................ $  500 $  612,070
MARYLAND -- (4.4%)
Baltimore County (GO)
    5.000%, 08/01/20........................................    750    873,915
    5.000%, 08/01/22........................................    600    736,950
Carroll County (GO)
    5.000%, 11/01/21........................................    550    663,999
Harford County (GO)
    5.000%, 09/15/17........................................  1,205  1,265,720
Harford County (GO) Series A
    5.000%, 09/15/20........................................    570    667,259
Maryland State (GO) Series B
    4.000%, 08/01/23........................................    850  1,007,335
Maryland State (GO) Series C-2
    5.000%, 08/01/22........................................  1,000  1,230,860
Montgomery County (GO) Series B
    5.000%, 12/01/21........................................    350    424,074
Washington Suburban Sanitary Commission (GO)
    5.000%, 06/01/24........................................    655    837,607
Worcester County (GO) Series B
    4.000%, 08/01/21........................................  1,000  1,147,380
                                                                    ----------
TOTAL MARYLAND..............................................         8,855,099
                                                                    ----------
MASSACHUSETTS -- (4.5%)
City of Everett (GO)
    4.000%, 02/15/18........................................  1,895  1,994,980
City of Lowell (GO) (ST AID WITHHLDG)
    4.000%, 09/01/23........................................    250    293,838
City of Springfield (GO) Series C (ST AID WITHHLDG)
    4.000%, 08/01/23........................................    285    333,795
Commonwealth of Massachusetts (GO) Series A
    5.000%, 03/01/18........................................  2,500  2,673,700
Commonwealth of Massachusetts (GO) Series B (AGM)
    5.250%, 09/01/24........................................    400    518,648
Commonwealth of Massachusetts (GO) Series C
    5.000%, 08/01/20........................................    100    116,436
Tantasqua Regional School District (GO)
    5.000%, 10/01/19........................................  1,360  1,543,423
Town of Holbrook (GO)
    5.000%, 12/01/21........................................    755    908,688
Town of Pembroke (GO)
    3.000%, 08/01/17........................................    530    543,234
                                                                    ----------
TOTAL MASSACHUSETTS.........................................         8,926,742
                                                                    ----------

                                     1065

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
MICHIGAN -- (0.3%)
Michigan State Trunk Line Revenue (RB)
    5.000%, 11/15/17......................................... $  630 $  665,967
                                                                     ----------
MINNESOTA -- (2.7%)
Lakeville Independent School District No.194 (GO) Series D
  (SD CRED PROG)
    5.000%, 02/01/18.........................................  1,780  1,898,833
Minnesota State (GO) Series B
    5.000%, 10/01/19.........................................    600    682,338
Minnesota State (GO) Series D
    5.000%, 08/01/18.........................................    250    272,143
Minnesota State (GO) Series E
    5.000%, 08/01/22.........................................    760    933,964
State Paul Independent School District No. 625 (GO) Series B
  (SD CRED PROG)
    5.000%, 02/01/21.........................................  1,425  1,678,336
                                                                     ----------
TOTAL MINNESOTA..............................................         5,465,614
                                                                     ----------
MISSISSIPPI -- (0.7%)
Mississippi State (GO) Series C
    5.000%, 10/01/18.........................................    825    903,004
    5.000%, 10/01/20.........................................    500    585,100
                                                                     ----------
TOTAL MISSISSIPPI............................................         1,488,104
                                                                     ----------
MISSOURI -- (2.0%)
City of O'Fallon (GO)
    5.000%, 03/01/18.........................................    965  1,032,203
Missouri State (GO) Series A
    4.000%, 10/01/17.........................................  2,900  3,018,378
                                                                     ----------
TOTAL MISSOURI...............................................         4,050,581
                                                                     ----------
NEBRASKA -- (0.2%)
Southern Public Power District (RB)
    5.000%, 12/15/21.........................................    400    480,152
                                                                     ----------
NEVADA -- (2.1%)
Nevada State (GO) Series C
    5.000%, 11/01/24.........................................    450    575,716
Nevada State (GO) Series D-1
    5.000%, 03/01/22.........................................    250    302,455
Nevada State (RB)
    5.000%, 12/01/17.........................................  1,550  1,641,760
Nevada State Highway Improvement Revenue (RB)
    4.000%, 12/01/17.........................................  1,000  1,045,710
Washoe County School District (GO) Series A
    3.000%, 06/01/19.........................................    550    583,759
                                                                     ----------
TOTAL NEVADA.................................................         4,149,400
                                                                     ----------

                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
NEW HAMPSHIRE -- (0.9%)
City of Dover (GO)
            3.000%, 06/15/20................................. $  610 $  658,324
City of Nashua (GO)
            4.000%, 07/15/24.................................    770    916,932
New Hampshire State (GO) Series B
            5.000%, 06/01/19.................................    250    280,645
                                                                     ----------
TOTAL NEW HAMPSHIRE..........................................         1,855,901
                                                                     ----------
NEW MEXICO -- (1.4%)
Las Cruces School District No. 2 (GO) Series A (ST AID
  WITHHLDG)
            4.000%, 08/01/16.................................  1,875  1,875,000
Santa Fe County (GO)
            5.000%, 07/01/22.................................    710    867,130
                                                                     ----------
TOTAL NEW MEXICO.............................................         2,742,130
                                                                     ----------
NEW YORK -- (7.1%)
City of New York (GO) Series 1
            3.000%, 08/01/17.................................  1,950  1,999,276
City of New York (GO) Series A
            5.000%, 08/01/24.................................    100    126,620
City of New York (GO) Series B
            5.000%, 08/01/19.................................    100    112,593
City of New York (GO) Series E
            5.000%, 08/01/17.................................    350    365,785
            5.000%, 08/01/21.................................    265    315,944
City of New York (GO) Series F
            5.000%, 08/01/17.................................    300    313,530
City of New York (GO) Series F-1
            3.000%, 06/01/17.................................  1,400  1,429,582
Metropolitan Transportation Authority (RB) Series B
(currency)  5.000%, 11/15/20 (Pre-refunded @ $100, 11/15/17).    370    391,271
Metropolitan Transportation Authority (RB) Series C
            4.000%, 11/15/17.................................  1,450  1,514,061
New York City Transitional Finance Authority Future Tax
  Secured Revenue (RB) Series G (ETM)
            5.000%, 11/01/17.................................    800    844,080
New York State Dormitory Authority (RB)
(currency)  5.000%, 07/01/27
            (Pre-refunded @ $100, 7/1/17)....................    330    343,388
New York State Dormitory Authority (RB) Series A
            5.000%, 03/15/17.................................    355    364,979
            5.000%, 02/15/18.................................    150    160,274

                                     1066

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ -----------
NEW YORK -- (Continued)
            5.000%, 03/15/23................................ $  600 $   747,624
New York State Dormitory Authority (RB) Series B
            5.000%, 02/15/22................................    800     968,960
            5.000%, 02/15/24................................    300     378,426
New York State Dormitory Authority (RB) Series D
(currency)  5.000%, 03/15/36
            (Pre-refunded @ $100, 9/15/16)..................    600     603,192
New York State Environmental Facilities Corp. (RB) Series A
            5.000%, 12/15/17................................    170     180,503
New York State Thruway Authority (RB) Series A
            5.000%, 03/15/18................................    350     375,207
New York State Urban Development Corp. (RB) Series B-1
            5.000%, 03/15/17................................    180     185,036
North Shore Central School District (GO) (ST AID WITHHLDG)
            2.000%, 12/15/23................................    315     331,122
Riverhead Central School District (GO) (ST AID WITHHLDG)
            2.000%, 10/15/22................................    540     564,084
Town of Brookhaven (GO) Series A
            3.000%, 02/01/18................................    650     674,167
Triborough Bridge & Tunnel Authority (RB) Series B
            3.000%, 11/15/16................................    900     906,669
                                                                    -----------
TOTAL NEW YORK..............................................         14,196,373
                                                                    -----------
NORTH CAROLINA -- (4.7%)
City of Charlotte (RB)
            5.000%, 07/01/19................................  3,000   3,378,480
Mecklenburg County (GO) Series A
            4.000%, 12/01/16................................  1,870   1,892,085
New Hanover County (GO)
            5.000%, 02/01/23................................  1,550   1,930,091
North Carolina State (GO) Series D
            4.000%, 06/01/23................................    350     416,076
Wake County (GO)
            5.000%, 03/01/19................................    160     178,112
            5.000%, 09/01/21................................  1,300   1,566,123
                                                                    -----------
TOTAL NORTH CAROLINA........................................          9,360,967
                                                                    -----------
NORTH DAKOTA -- (1.0%)
City of West Fargo (GO) Series A
            5.000%, 05/01/24................................  1,150   1,431,807

                                                        FACE
                                                       AMOUNT
                                                       (000)    VALUE+
                                                       ------ ----------
NORTH DAKOTA -- (Continued)
North Dakota State University of Agriculture &
  Applied Science (RB) Series A
     5.000%, 04/01/21................................. $  500 $  587,610
                                                              ----------
TOTAL NORTH DAKOTA....................................         2,019,417
                                                              ----------
OHIO -- (3.9%)
City of Columbus (GO) Series A
     3.000%, 07/01/22.................................    835    921,013
City of Columbus (GO) Series B
     5.000%, 02/15/23.................................    475    588,767
Hamilton County Sewer System Revenue (RB) Series A
     5.000%, 12/01/21.................................    500    599,770
Ohio State (GO) Series A
     5.000%, 09/15/21.................................    800    960,992
     5.000%, 09/15/22.................................    750    921,562
Ohio State (GO) Series B
     5.000%, 06/15/22.................................    450    549,725
Ohio State (GO) Series C
     2.000%, 11/01/17.................................  1,500  1,525,425
Ohio State Water Development Authority (RB) Series A
     5.000%, 06/01/21.................................  1,550  1,848,747
                                                              ----------
TOTAL OHIO............................................         7,916,001
                                                              ----------
OKLAHOMA -- (0.8%)
City of Tulsa (GO)
     4.000%, 03/01/18.................................  1,500  1,581,180
                                                              ----------
OREGON -- (0.7%)
City of McMinnville (GO)
     5.000%, 02/01/22.................................    290    349,282
Clackamas County School District No. 12 North
  Clackamas (GO) Series A (AGM) (SCH BD GTY)
     5.000%, 06/15/17.................................    500    519,295
Oregon State (GO) Series E
     5.000%, 08/01/21.................................    410    491,696
                                                              ----------
TOTAL OREGON..........................................         1,360,273
                                                              ----------
PENNSYLVANIA -- (0.6%)
Berks County (GO)
     5.000%, 11/15/22.................................    445    548,253
Commonwealth of Pennsylvania (GO) Series 1
     5.000%, 07/01/21.................................    550    646,509
                                                              ----------
TOTAL PENNSYLVANIA....................................         1,194,762
                                                              ----------
RHODE ISLAND -- (1.6%)
Rhode Island State (GO) Series A
     5.000%, 08/01/19.................................    300    338,064

                                     1067

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ -----------
RHODE ISLAND -- (Continued)
Rhode Island State (GO) Series C
    5.000%, 08/01/17..................................... $2,780 $ 2,903,098
                                                                 -----------
TOTAL RHODE ISLAND.......................................          3,241,162
                                                                 -----------
SOUTH CAROLINA -- (1.7%)
Anderson County School District No. 4 (GO) Series A
  (SCSDE)
    5.000%, 03/01/21.....................................    500     591,485
City of North Charleston (GO) (ST AID WITHHLDG)
    5.000%, 06/01/21.....................................    500     595,585
Lexington & Richland School District No. 5 (GO) (SCSDE)
    5.000%, 03/01/19.....................................  1,440   1,599,077
Richland County School District No. 2 (GO) Series A
  (SCSDE)
    5.000%, 02/01/20.....................................    600     686,670
                                                                 -----------
TOTAL SOUTH CAROLINA.....................................          3,472,817
                                                                 -----------
TENNESSEE -- (5.8%)
City of Clarksville Water Sewer & Gas Revenue (RB)
    5.000%, 02/01/20.....................................    565     646,190
City of Knoxville Wastewater System Revenue (RB) Series A
    5.000%, 04/01/19.....................................  1,825   2,034,601
City of Knoxville Wastewater System Revenue (RB) Series B
    4.000%, 04/01/22.....................................    310     357,734
City of Memphis (GO) Series A
    5.000%, 04/01/25.....................................  1,250   1,605,250
City of Memphis (GO) Series B
    5.000%, 04/01/17.....................................  1,090   1,122,842
Hamilton County (GO) Series B
    5.000%, 03/01/22.....................................  1,735   2,108,476
Metropolitan Government of Nashville & Davidson County
  (GO)
    5.000%, 07/01/22.....................................    650     794,690
Sullivan County (GO) Series A
    5.000%, 04/01/21.....................................    450     532,445
Sumner County (GO)
    5.000%, 12/01/21.....................................    230     276,685
    5.000%, 12/01/22.....................................    640     786,445
Town of Collierville (GO) Series A
    5.000%, 01/01/21.....................................  1,095   1,290,797
                                                                 -----------
TOTAL TENNESSEE..........................................         11,556,155
                                                                 -----------
TEXAS -- (8.1%)
Bexar County (GO)
    5.000%, 06/15/20.....................................    500     577,725
    5.000%, 06/15/21.....................................  1,275   1,515,312

                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ -----------
TEXAS -- (Continued)
City of Dallas (GO) Series A
    5.000%, 02/15/21..................................... $  500 $   589,640
City of Fort Worth Water & Sewer System (RB)
    5.000%, 02/15/19.....................................    180     199,883
City of Garland (GO) Series A
    5.000%, 02/15/24.....................................    200     252,940
El Paso Independent School District (GO) (PSF-GTD)
    5.000%, 08/15/24.....................................    500     635,440
Galveston County (GO) (NATL-RE)
    4.000%, 02/01/17.....................................    550     559,685
Grapevine-Colleyville Independent School District (GO)
  (PSF-GTD)
    2.000%, 08/15/19.....................................  1,500   1,556,130
Highland Park Independent School District (GO)
    5.000%, 02/15/23.....................................  2,000   2,473,360
Katy Independent School District (GO) Series A (PSF-GTD)
    5.000%, 02/15/21.....................................    400     471,520
Northwest Independent School District (GO) Series A
  (PSF-GTD)
    5.000%, 02/15/24.....................................  1,000   1,256,530
San Antonio Independent School District (GO) (PSF-GTD)
    5.000%, 02/15/20.....................................    400     459,168
Texas State (GO)
    5.000%, 04/01/19.....................................    250     278,713
    5.000%, 10/01/23.....................................    375     469,575
Texas State (GO) Series A
    5.000%, 10/01/21.....................................    800     960,120
    5.000%, 10/01/25.....................................    845   1,098,086
Texas Transportation Commission State Highway Fund (RB)
  Series A
    4.750%, 04/01/17.....................................    200     205,684
Travis County (GO) Series A
    3.000%, 03/01/17.....................................    600     608,886
University of Texas System (The) (RB) Series A
    5.250%, 08/15/18.....................................    800     875,240
Wylie Independent School District (GO) Series C (PSF-GTD)
    6.750%, 08/15/18.....................................  1,000   1,124,750
                                                                 -----------
TOTAL TEXAS..............................................         16,168,387
                                                                 -----------
UTAH -- (2.8%)
Alpine School District (GO) (SCH BD GTY)
    5.000%, 03/15/21.....................................    550     654,214

                                     1068

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ ----------
UTAH -- (Continued)
Central Utah Water Conservancy District (RB) Series A
    5.000%, 10/01/20..................................... $  450 $  524,979
Snyderville Basin Special Recreation District (GO)
  Series B
    4.000%, 12/15/20.....................................    540    612,511
Utah State (GO)
    5.000%, 07/01/22.....................................    800    982,192
Utah State (GO) Series C
    5.000%, 07/01/17.....................................    420    437,317
    5.000%, 07/01/18.....................................  1,650  1,790,382
    5.000%, 07/01/19.....................................    500    562,620
                                                                 ----------
TOTAL UTAH...............................................         5,564,215
                                                                 ----------
VERMONT -- (0.6%)
Vermont State (GO) Series B
    5.000%, 08/15/23.....................................  1,000  1,260,940
                                                                 ----------
VIRGINIA -- (3.1%)
City of Hampton (GO) Series B (ST AID WITHHLDG)
    5.000%, 09/01/21.....................................    840  1,008,714
    5.000%, 09/01/22.....................................    475    583,932
City of Richmond (GO) Series A (ST AID WITHHLDG)
    5.000%, 03/01/20.....................................  1,635  1,877,961
Loudoun County (GO) Series B (ST AID WITHHLDG)
    5.000%, 12/01/20.....................................    550    648,576
Pittsylvania County (GO) (ST AID WITHHLDG)
    5.000%, 02/01/21.....................................  1,830  2,156,216
                                                                 ----------
TOTAL VIRGINIA...........................................         6,275,399
                                                                 ----------
WASHINGTON -- (8.2%)
City of Marysville Water & Sewer Revenue (RB)
    5.000%, 04/01/20.....................................    755    867,110
City of Seattle Drainage & Wastewater Revenue (RB)
    5.000%, 09/01/20.....................................  1,500  1,751,595
City of Seattle Municipal Light & Power Revenue (RB)
    5.000%, 09/01/20.....................................    650    758,452
County of Kitsap WA (GO)
    5.000%, 06/01/21.....................................  1,455  1,724,844
King County (GO) Series A
    5.000%, 07/01/20.....................................    265    307,882
King County (GO) Series E
    5.000%, 12/01/17.....................................  1,000  1,059,200

                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ -----------
WASHINGTON -- (Continued)
King County School District No. 405 Bellevue (GO) Series
  A (SCH BD GTY)
    5.000%, 12/01/18..................................... $  500 $   550,775
King County School District No. 411 Issaquah (GO) (SCH
  BD GTY)
    5.000%, 12/01/23.....................................  1,440   1,814,674
King County Sewer Revenue (RB)
    5.000%, 01/01/18.....................................    550     584,512
Pierce County School District No.10 Tacoma (GO) (SCH BD
  GTY)
    5.000%, 12/01/18.....................................    500     549,920
Snohomish County Public Utility District No. 1 (RB)
    5.000%, 12/01/18.....................................    895     984,133
Spokane County (GO)
    5.000%, 12/01/20.....................................    450     526,046
Tacoma Metropolitan Park District (GO) Series B
    5.000%, 12/01/21.....................................    350     420,844
Washington State (GO) Series 2013A
    5.000%, 08/01/21.....................................    200     239,094
Washington State (GO) Series A-1
    5.000%, 08/01/21.....................................    800     956,376
Washington State (GO) Series B
    4.000%, 07/01/18.....................................  1,000   1,065,300
Washington State (GO) Series C
    5.000%, 07/01/17.....................................    500     520,705
Washington State (GO) Series R- 2012C
    4.000%, 07/01/21.....................................    100     114,497
Washington State (GO) Series R- 2013A
    5.000%, 07/01/20.....................................    400     463,888
Washington State (GO) Series R- 2015E
    5.000%, 07/01/18.....................................  1,005   1,089,701
                                                                 -----------
TOTAL WASHINGTON.........................................         16,349,548
                                                                 -----------
WEST VIRGINIA -- (0.4%)
Jefferson County Board of Education (GO) (WV BD COMM)
    4.000%, 05/01/20.....................................    250     276,425
West Virginia State (GO) Series A
    5.000%, 06/01/19.....................................    550     616,429
                                                                 -----------
TOTAL WEST VIRGINIA......................................            892,854
                                                                 -----------
WISCONSIN -- (4.2%)
City of Janesville (GO)
    1.500%, 02/01/17.....................................  2,140   2,151,727
City of Milwaukee (GO)
    5.000%, 05/01/17.....................................  1,500   1,550,430

                                     1069

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                         FACE
                                                        AMOUNT
                                                        (000)       VALUE+
                                                      ---------- ------------
WISCONSIN -- (Continued)
City of Milwaukee (GO) Series N3
     5.000%, 05/15/20................................ $    1,000 $  1,155,390
Howard-Suamico School District (GO)
     2.000%, 03/01/17................................        845      852,157
Oak Creek Franklin Joint School District (GO)
  Series B
     3.000%, 04/01/20................................        630      678,246
Wisconsin State (GO) Series 1 (AMBAC)
     5.000%, 05/01/19................................      1,310    1,465,510
Wisconsin State (GO) Series B
     5.000%, 05/01/21................................        400      475,792
                                                                 ------------
TOTAL WISCONSIN......................................               8,329,252
                                                                 ------------
TOTAL MUNICIPAL BONDS................................             197,510,106
                                                                 ------------
TOTAL INVESTMENT SECURITIES..........................             197,510,106
                                                                 ------------
                                                        SHARES
                                                      ----------
TEMPORARY CASH INVESTMENTS -- (1.5%)
     JPMorgan Tax Free Money Market Fund, 0.230%.....  2,922,691    2,922,691
                                                                 ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $196,591,643)^^..............................            $200,432,797
                                                                 ============


                                     1070

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                --------------------------------------------
                                 LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                ---------- ------------ ------- ------------
    Municipal Bonds............         -- $197,510,106   --    $197,510,106
    Temporary Cash Investments. $2,922,691           --   --       2,922,691
                                ---------- ------------   --    ------------
    TOTAL...................... $2,922,691 $197,510,106   --    $200,432,797
                                ========== ============   ==    ============

                                     1071

                  CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                                SHARES  VALUE+
                                                                ------ --------
COMMON STOCKS -- (89.2%)

Consumer Discretionary -- (15.4%)
*   1-800-Flowers.com, Inc. Class A............................   600  $  5,478
    Aaron's, Inc............................................... 1,900    45,505
    Abercrombie & Fitch Co. Class A............................   900    18,639
    Advance Auto Parts, Inc....................................   319    54,185
*   Amazon.com, Inc............................................   700   531,167
    AMC Entertainment Holdings, Inc. Class A...................   467    13,739
#*  AMC Networks, Inc. Class A.................................   412    22,808
#*  America's Car-Mart, Inc....................................   140     4,911
*   American Axle & Manufacturing Holdings, Inc................   800    13,928
#   American Eagle Outfitters, Inc............................. 2,800    50,176
*   American Public Education, Inc.............................   300     8,592
*   Apollo Education Group, Inc................................ 1,300    11,687
    Aramark.................................................... 2,508    89,912
*   Asbury Automotive Group, Inc...............................   700    42,560
#*  Ascena Retail Group, Inc................................... 2,980    24,227
*   Ascent Capital Group, Inc. Class A.........................   200     3,404
#   Autoliv, Inc...............................................   600    63,480
#*  AutoNation, Inc............................................ 1,520    81,092
*   Ballantyne Strong, Inc.....................................   500     2,610
*   Barnes & Noble Education, Inc.............................. 1,069    12,358
    Barnes & Noble, Inc........................................ 1,693    22,144
    Beasley Broadcast Group, Inc. Class A......................   300     1,590
#   Bed Bath & Beyond, Inc..................................... 1,868    83,967
*   Belmond, Ltd. Class A...................................... 1,713    19,682
#   Best Buy Co., Inc.......................................... 2,840    95,424
    Big 5 Sporting Goods Corp..................................   600     6,336
#   Big Lots, Inc.............................................. 1,158    61,582
*   BJ's Restaurants, Inc......................................   536    20,818
    Bloomin' Brands, Inc....................................... 2,459    44,213
    Blue Nile, Inc.............................................    47     1,366
    Bob Evans Farms, Inc.......................................   400    14,712
#   BorgWarner, Inc............................................ 1,629    54,050
*   Bravo Brio Restaurant Group, Inc...........................   181     1,488
*   Bridgepoint Education, Inc.................................   721     5,141
*   Bright Horizons Family Solutions, Inc......................   712    47,754
#   Brinker International, Inc.................................   525    24,749
    Brunswick Corp............................................. 1,226    60,834
#   Buckle, Inc. (The).........................................   400    10,956
#*  Buffalo Wild Wings, Inc....................................   200    33,592
*   Build-A-Bear Workshop, Inc.................................   500     6,815
*   Burlington Stores, Inc.....................................   364    27,850
#*  Cabela's, Inc..............................................   935    48,274
#   Cable One, Inc.............................................   172    90,107
    CalAtlantic Group, Inc..................................... 1,848    66,916
    Caleres, Inc...............................................   960    25,267
    Callaway Golf Co...........................................   980    10,486
*   Cambium Learning Group, Inc................................ 1,078     5,218
    Capella Education Co.......................................   231    13,830
*   Career Education Corp...................................... 2,500    17,275
#*  CarMax, Inc................................................ 1,200    69,912
*   Carmike Cinemas, Inc.......................................   300     9,246

                                     1072

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                              SHARES   VALUE+
                                                              ------ ----------
Consumer Discretionary -- (Continued)
    Carnival Corp............................................  1,701 $   79,471
*   Carrols Restaurant Group, Inc............................    883     10,693
    Carter's, Inc............................................    200     20,250
    Cato Corp. (The) Class A.................................    700     25,039
*   Cavco Industries, Inc....................................    200     19,876
    CBS Corp. Class B........................................  1,800     93,996
*   Century Communities, Inc.................................    400      7,080
*   Charter Communications, Inc. Class A.....................    665    156,189
    Cheesecake Factory, Inc. (The)...........................  1,265     65,438
    Chico's FAS, Inc.........................................  2,100     25,221
#   Children's Place, Inc. (The).............................    500     41,790
    Choice Hotels International, Inc.........................    490     23,662
#*  Chuy's Holdings, Inc.....................................    602     20,299
    Cinemark Holdings, Inc...................................  2,138     80,389
#   ClubCorp Holdings, Inc...................................    721     10,455
#   Coach, Inc...............................................  1,823     78,590
    Columbia Sportswear Co...................................    800     45,800
    Comcast Corp. Class A.................................... 16,957  1,140,358
    Cooper Tire & Rubber Co..................................  1,440     47,506
*   Cooper-Standard Holding, Inc.............................    215     18,931
    Core-Mark Holding Co., Inc...............................    800     39,168
#   Cracker Barrel Old Country Store, Inc....................    400     62,964
#*  Crocs, Inc...............................................    602      6,821
    CST Brands, Inc..........................................  1,321     59,075
    Culp, Inc................................................    500     14,265
    Dana Holding Corp........................................  4,036     55,051
    Darden Restaurants, Inc..................................    964     59,344
#*  Dave & Buster's Entertainment, Inc.......................    663     29,504
*   Deckers Outdoor Corp.....................................    400     26,404
*   Del Frisco's Restaurant Group, Inc.......................    200      2,984
    Delphi Automotive P.L.C..................................    500     33,910
*   Denny's Corp.............................................    998     11,138
*   Destination XL Group, Inc................................    609      3,142
#   DeVry Education Group, Inc...............................  1,197     26,657
*   Diamond Resorts International, Inc.......................    779     23,510
    Dick's Sporting Goods, Inc...............................  1,496     76,730
    Dillard's, Inc. Class A..................................  1,000     67,680
    DineEquity, Inc..........................................    566     46,055
*   Discovery Communications, Inc. Class A...................  1,388     34,825
*   Discovery Communications, Inc. Class C...................  2,337     57,350
*   DISH Network Corp. Class A...............................    372     19,872
    Dollar General Corp......................................  1,176    111,414
*   Dollar Tree, Inc.........................................    986     94,942
    Domino's Pizza, Inc......................................    205     30,197
#*  Dorman Products, Inc.....................................    800     50,960
    DR Horton, Inc...........................................  2,100     69,048
#*  DreamWorks Animation SKG, Inc. Class A...................  1,200     49,164
    Drew Industries, Inc.....................................    407     37,285
    DSW, Inc. Class A........................................    695     16,861
#   Dunkin' Brands Group, Inc................................    626     28,364
    Entercom Communications Corp. Class A....................    210      3,068
    Entravision Communications Corp. Class A.................  1,558     11,311
#   Ethan Allen Interiors, Inc...............................    800     27,784

                                     1073

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Consumer Discretionary -- (Continued)
*   EW Scripps Co. (The) Class A...............................    879 $ 14,908
#   Expedia, Inc...............................................    539   62,874
*   Express, Inc...............................................  1,624   24,295
*   Federal-Mogul Holdings Corp................................  2,140   18,918
#*  Fiesta Restaurant Group, Inc...............................    433    9,673
    Finish Line, Inc. (The) Class A............................    700   15,211
#*  Five Below, Inc............................................    467   23,822
#   Foot Locker, Inc...........................................  1,678  100,042
#   Ford Motor Co.............................................. 25,333  320,716
*   Fossil Group, Inc..........................................    600   18,960
*   Fox Factory Holding Corp...................................  1,139   21,857
*   Francesca's Holdings Corp..................................    700    8,897
*   FTD Cos., Inc..............................................    440   11,136
*   G-III Apparel Group, Ltd...................................  1,200   48,036
#   GameStop Corp. Class A.....................................  2,894   89,569
    Gannett Co., Inc...........................................  1,889   24,104
    Gap, Inc. (The)............................................    893   23,030
    Garmin, Ltd................................................  1,300   70,629
    General Motors Co..........................................  8,310  262,097
*   Genesco, Inc...............................................    400   27,768
#   Gentex Corp................................................  4,813   85,046
*   Gentherm, Inc..............................................    750   25,170
#   Genuine Parts Co...........................................  1,000  102,240
*   Global Eagle Entertainment, Inc............................    220    1,804
#   Goodyear Tire & Rubber Co. (The)...........................  2,353   67,461
*   Grand Canyon Education, Inc................................    866   36,424
*   Gray Television, Inc.......................................  1,180   11,682
*   Green Brick Partners, Inc..................................     52      367
    Group 1 Automotive, Inc....................................    500   31,160
#   Guess?, Inc................................................  1,374   20,225
#   H&R Block, Inc.............................................    800   19,032
    Hanesbrands, Inc...........................................  1,700   45,322
#   Harley-Davidson, Inc.......................................  1,211   64,086
    Harman International Industries, Inc.......................    466   38,510
    Hasbro, Inc................................................    400   32,492
    Haverty Furniture Cos., Inc................................    600   11,058
*   Helen of Troy, Ltd.........................................    522   51,996
#*  Hibbett Sports, Inc........................................    267    9,324
    Hilton Worldwide Holdings, Inc.............................  1,226   28,431
    Home Depot, Inc. (The).....................................  2,736  378,225
    Hooker Furniture Corp......................................    200    4,626
*   Horizon Global Corp........................................    182    2,375
*   Houghton Mifflin Harcourt Co...............................  1,069   18,120
#   HSN, Inc...................................................    596   30,491
*   Hyatt Hotels Corp. Class A.................................    300   15,132
*   Iconix Brand Group, Inc....................................    900    6,480
*   Installed Building Products, Inc...........................    475   17,019
    International Speedway Corp. Class A.......................    600   20,262
    Interpublic Group of Cos., Inc. (The)......................  1,746   40,263
    Interval Leisure Group, Inc................................  1,115   20,048
#*  iRobot Corp................................................    100    3,792
*   J Alexander's Holdings, Inc................................    279    2,670
    Jack in the Box, Inc.......................................    400   35,356

                                     1074

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE+
                                                          ------ --------
Consumer Discretionary -- (Continued)
#*  JC Penney Co., Inc................................... 2,200  $ 21,252
    John Wiley & Sons, Inc. Class A......................   940    54,238
    John Wiley & Sons, Inc. Class B......................    70     3,920
#   Johnson Controls, Inc................................ 2,597   119,254
*   K12, Inc.............................................   700     8,666
#*  Kate Spade & Co......................................   798    17,309
#   KB Home.............................................. 1,375    21,588
*   Kirkland's, Inc......................................   474     7,224
#   Kohl's Corp.......................................... 2,532   105,306
#   L Brands, Inc........................................   400    29,560
*   La Quinta Holdings, Inc..............................    26       322
    La-Z-Boy, Inc........................................   800    24,176
*   Lakeland Industries, Inc.............................   200     2,028
    Lear Corp............................................ 1,021   115,832
    Leggett & Platt, Inc.................................   460    24,182
    Lennar Corp. Class A.................................   917    42,916
    Libbey, Inc..........................................   640    11,962
#*  Liberty Braves Group Class A.........................    74     1,220
*   Liberty Braves Group Class C.........................   148     2,365
*   Liberty Broadband Corp. Class A......................   185    11,620
*   Liberty Broadband Corp. Class C......................   670    42,418
*   Liberty Interactive Corp., QVC Group Class A......... 2,535    67,963
*   Liberty Media Group Class A..........................   185     4,200
#*  Liberty Media Group Class C..........................   370     8,295
*   Liberty SiriusXM Group Class A.......................   740    26,455
*   Liberty SiriusXM Group Class C....................... 1,480    52,170
*   Liberty TripAdvisor Holdings, Inc. Class A...........   620    14,675
*   Liberty Ventures Series A............................   954    35,975
    Lifetime Brands, Inc.................................   500     6,695
#   Lions Gate Entertainment Corp........................   605    12,094
#   Lithia Motors, Inc. Class A..........................   400    34,516
*   Live Nation Entertainment, Inc....................... 1,700    46,614
*   LKQ Corp............................................. 3,200   110,048
    Lowe's Cos., Inc..................................... 1,781   146,541
*   Luby's, Inc.......................................... 1,000     4,640
*   Lululemon Athletica, Inc.............................   200    15,530
#*  Lumber Liquidators Holdings, Inc.....................   171     2,570
*   M/I Homes, Inc.......................................   500    11,275
    Macy's, Inc.......................................... 1,800    64,494
*   Madison Square Garden Co. (The) Class A..............   382    69,826
    Marcus Corp. (The)...................................   500    11,075
*   MarineMax, Inc.......................................   380     7,676
#   Marriott International, Inc. Class A.................   500    35,850
    Marriott Vacations Worldwide Corp....................   290    22,127
#   Mattel, Inc.......................................... 2,102    70,165
*   McClatchy Co. (The) Class A..........................    12       232
    McDonald's Corp...................................... 1,800   211,770
#   MDC Holdings, Inc....................................   918    24,162
*   Media General, Inc...................................   700    12,313
#   Meredith Corp........................................   800    43,584
*   Meritage Homes Corp.................................. 1,000    36,390
#*  Michael Kors Holdings, Ltd...........................   645    33,359
#*  Michaels Cos., Inc. (The)............................   965    25,437

                                     1075

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE+
                                                          ------ --------
Consumer Discretionary -- (Continued)
*   Modine Manufacturing Co..............................  1,100 $ 10,560
*   Mohawk Industries, Inc...............................    480  100,291
    Monro Muffler Brake, Inc.............................    420   26,300
*   Motorcar Parts of America, Inc.......................    400   11,212
    Movado Group, Inc....................................    600   13,554
*   MSG Networks, Inc. Class A...........................    550    8,828
*   Murphy USA, Inc......................................    866   66,370
    National CineMedia, Inc..............................    723   11,264
*   Nautilus, Inc........................................    477    8,987
#*  Netflix, Inc.........................................    196   17,885
#   New Media Investment Group, Inc......................    253    4,468
    New York Times Co. (The) Class A.....................  1,579   20,495
    Newell Brands, Inc...................................    800   41,968
    News Corp. Class A...................................  2,450   31,777
#   News Corp. Class B...................................    906   12,177
#   Nexstar Broadcasting Group, Inc. Class A.............    300   15,165
    NIKE, Inc. Class B...................................  2,400  133,200
#   Nordstrom, Inc.......................................  1,000   44,230
#*  Norwegian Cruise Line Holdings, Ltd..................  1,685   71,781
    Nutrisystem, Inc.....................................    600   17,748
*   NVR, Inc.............................................     13   22,165
*   O'Reilly Automotive, Inc.............................    300   87,189
*   Office Depot, Inc.................................... 10,039   34,735
#   Omnicom Group, Inc...................................    900   74,061
    Outerwall, Inc.......................................    358   18,852
*   Overstock.com, Inc...................................    300    4,890
    Oxford Industries, Inc...............................    400   22,872
#*  Panera Bread Co. Class A.............................     85   18,642
#   Papa John's International, Inc.......................    500   36,975
    Penske Automotive Group, Inc.........................  2,200   87,164
#   Pier 1 Imports, Inc..................................  1,294    6,625
#   Polaris Industries, Inc..............................    402   39,698
    Pool Corp............................................    353   36,105
*   Popeyes Louisiana Kitchen, Inc.......................    300   17,184
*   Priceline Group, Inc. (The)..........................    100  135,081
    PulteGroup, Inc......................................  2,800   59,304
    PVH Corp.............................................    632   63,870
#   Ralph Lauren Corp....................................    500   49,045
*   Reading International, Inc. Class A..................     20      275
*   Red Lion Hotels Corp.................................    600    4,764
*   Red Robin Gourmet Burgers, Inc.......................    400   19,344
#   Regal Entertainment Group Class A....................    600   14,112
    Rent-A-Center, Inc...................................  1,200   12,960
#*  Restoration Hardware Holdings, Inc...................    300    9,243
    Rocky Brands, Inc....................................    200    2,194
    Ross Stores, Inc.....................................  1,000   61,830
#   Royal Caribbean Cruises, Ltd.........................    976   70,701
*   Ruby Tuesday, Inc....................................  1,500    6,060
    Ruth's Hospitality Group, Inc........................    695   11,099
#   Saga Communications, Inc. Class A....................    133    5,456
    Salem Media Group, Inc...............................    400    3,028
#*  Sally Beauty Holdings, Inc...........................    900   26,397
    Scholastic Corp......................................    779   32,017

                                     1076

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES  VALUE+
                                                          ------ --------
Consumer Discretionary -- (Continued)
#   Scripps Networks Interactive, Inc. Class A...........   400  $ 26,424
    SeaWorld Entertainment, Inc.......................... 1,500    23,100
#*  Select Comfort Corp..................................   580    13,839
    Service Corp. International.......................... 3,500    97,020
*   ServiceMaster Global Holdings, Inc...................   795    30,075
#*  Shiloh Industries, Inc...............................   600     5,814
    Shoe Carnival, Inc...................................   500    13,155
*   Shutterfly, Inc......................................   573    30,478
#   Signet Jewelers, Ltd.................................   533    46,856
    Sinclair Broadcast Group, Inc. Class A............... 1,300    36,166
*   Sirius XM Holdings, Inc.............................. 3,200    14,048
#   Six Flags Entertainment Corp.........................   600    33,834
*   Skechers U.S.A., Inc. Class A........................   808    19,408
#*  Smith & Wesson Holding Corp.......................... 1,129    33,249
    Sonic Automotive, Inc. Class A.......................   900    16,362
    Sonic Corp...........................................   400    10,764
#   Sotheby's............................................   932    30,187
    Standard Motor Products, Inc.........................   448    18,789
#   Staples, Inc......................................... 5,445    50,584
    Starbucks Corp....................................... 2,226   129,219
    Starwood Hotels & Resorts Worldwide, Inc.............   500    39,030
*   Starz Class A........................................ 1,190    35,974
    Stein Mart, Inc...................................... 1,300    11,180
*   Steven Madden, Ltd................................... 1,023    35,825
*   Stoneridge, Inc......................................   482     8,040
#   Strattec Security Corp...............................    40     1,784
*   Strayer Education, Inc...............................   248    11,339
    Sturm Ruger & Co., Inc...............................   300    20,400
    Superior Industries International, Inc...............   800    24,448
    Superior Uniform Group, Inc..........................   400     6,428
#   Tailored Brands, Inc.................................   922    13,507
*   Tandy Leather Factory, Inc...........................   300     2,142
    Target Corp.......................................... 2,400   180,792
*   Taylor Morrison Home Corp. Class A...................    74     1,203
    TEGNA, Inc........................................... 2,839    62,174
#*  Tempur Sealy International, Inc......................   600    45,378
#*  Tenneco, Inc.........................................   600    33,912
#   Texas Roadhouse, Inc.................................   916    43,254
    Thor Industries, Inc.................................   840    64,294
#   Tiffany & Co......................................... 1,200    77,424
    Time Warner, Inc..................................... 4,154   318,404
    Time, Inc............................................ 1,345    21,964
    TJX Cos., Inc. (The).................................   885    72,322
*   Toll Brothers, Inc................................... 1,048    29,354
*   TopBuild Corp........................................   109     4,116
    Tower International, Inc.............................   500    11,540
#   Tractor Supply Co....................................   600    54,990
*   TRI Pointe Group, Inc................................ 1,600    21,520
#*  TripAdvisor, Inc.....................................   300    20,991
#*  Tuesday Morning Corp.................................   600     4,734
#   Tupperware Brands Corp...............................   400    25,072
    Twenty-First Century Fox, Inc. Class A............... 3,307    88,098
    Twenty-First Century Fox, Inc. Class B............... 1,295    35,004

                                     1077

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES   VALUE+
                                                          ------ -----------
Consumer Discretionary -- (Continued)
*   Ulta Salon Cosmetics & Fragrance, Inc................   200  $    52,242
#*  Under Armour, Inc. Class A...........................   400       15,784
*   Under Armour, Inc. Class C...........................   402       14,351
*   Unifi, Inc...........................................   666       18,002
*   Universal Electronics, Inc...........................   300       23,202
*   Urban Outfitters, Inc................................ 1,900       56,810
    Vail Resorts, Inc....................................   140       20,030
*   Vera Bradley, Inc....................................    70        1,019
    VF Corp..............................................   600       37,458
    Viacom, Inc. Class B................................. 1,477       67,159
*   Vista Outdoor, Inc...................................   896       44,845
    Visteon Corp.........................................   710       49,764
    Walt Disney Co. (The)................................ 5,800      556,510
    Wendy's Co. (The).................................... 5,186       50,097
*   West Marine, Inc.....................................   500        4,380
    Whirlpool Corp.......................................   900      173,124
#   Williams-Sonoma, Inc.................................   500       27,040
    Winmark Corp.........................................    30        3,017
#   Winnebago Industries, Inc............................   478       11,357
    Wolverine World Wide, Inc............................ 1,128       27,625
    Wyndham Worldwide Corp............................... 1,015       72,085
    Yum! Brands, Inc.....................................   600       53,652
#*  Zumiez, Inc..........................................   696       11,818
                                                                 -----------
Total Consumer Discretionary.............................         15,068,813
                                                                 -----------
Consumer Staples -- (6.0%)
    Alico, Inc...........................................   200        5,916
    Andersons, Inc. (The)................................   550       20,339
    Archer-Daniels-Midland Co............................ 1,724       77,718
#   Avon Products, Inc................................... 4,556       18,543
    B&G Foods, Inc....................................... 1,133       58,451
    Bunge, Ltd........................................... 1,533      100,933
#   Cal-Maine Foods, Inc................................. 1,200       50,280
    Calavo Growers, Inc..................................   300       19,734
#   Campbell Soup Co..................................... 1,050       65,384
#   Casey's General Stores, Inc..........................   600       80,124
*   Central Garden & Pet Co. Class A.....................   599       13,651
#*  Chefs' Warehouse, Inc. (The).........................   700       11,305
#   Church & Dwight Co., Inc.............................   400       39,296
    Clorox Co. (The).....................................   300       39,321
#   Coca-Cola Bottling Co. Consolidated..................   200       28,482
    Coca-Cola Co. (The).................................. 7,711      336,431
    Coca-Cola European Partners P.L.C....................   569       21,241
    Colgate-Palmolive Co................................. 1,400      104,202
    Costco Wholesale Corp................................   800      133,776
*   Darling Ingredients, Inc............................. 2,800       44,184
#   Dean Foods Co........................................ 1,775       32,767
    Dr Pepper Snapple Group, Inc.........................   700       68,957
#*  Edgewell Personal Care Co............................   733       62,019
    Energizer Holdings, Inc..............................   533       27,465
    Estee Lauder Cos., Inc. (The) Class A................   400       37,160
*   Farmer Brothers Co...................................   500       15,335
#   Flowers Foods, Inc................................... 3,300       60,687

                                     1078

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
Consumer Staples -- (Continued)
    Fresh Del Monte Produce, Inc.........................    837 $   47,583
    General Mills, Inc...................................  1,144     82,242
#*  Hain Celestial Group, Inc. (The).....................  1,356     71,583
    Hershey Co. (The)....................................    183     20,269
    Hormel Foods Corp....................................    600     22,410
*   HRG Group, Inc.......................................  2,132     31,745
    Ingles Markets, Inc. Class A.........................    300     11,649
    Ingredion, Inc.......................................  1,042    138,836
#   Inter Parfums, Inc...................................    750     24,405
    J&J Snack Foods Corp.................................    400     48,644
    JM Smucker Co. (The).................................    918    141,519
    John B. Sanfilippo & Son, Inc........................    200      9,334
#   Kellogg Co...........................................    544     44,994
    Kimberly-Clark Corp..................................    700     90,685
    Kraft Heinz Co. (The)................................  1,591    137,446
    Kroger Co. (The).....................................  1,808     61,816
#   Lancaster Colony Corp................................    500     64,980
*   Landec Corp..........................................    800      9,200
#   McCormick & Co., Inc. Non-voting.....................    500     51,125
    Medifast, Inc........................................    300     10,566
    Mondelez International, Inc. Class A.................  4,703    206,838
*   Monster Beverage Corp................................    133     21,364
#*  National Beverage Corp...............................    400     22,944
*   Omega Protein Corp...................................    700     15,764
    Orchids Paper Products Co............................     98      3,010
    PepsiCo, Inc.........................................  3,179    346,257
#   Pilgrim's Pride Corp.................................    621     14,438
    Pinnacle Foods, Inc..................................  1,774     89,073
*   Post Holdings, Inc...................................    851     73,756
#   PriceSmart, Inc......................................    300     23,364
    Procter & Gamble Co. (The)........................... 10,054    860,522
*   Revlon, Inc. Class A.................................    505     17,922
    Rocky Mountain Chocolate Factory, Inc................    200      2,122
    Sanderson Farms, Inc.................................    600     52,554
    Snyder's-Lance, Inc..................................  1,140     39,056
    SpartanNash Co.......................................    700     22,050
    Spectrum Brands Holdings, Inc........................    300     38,631
#*  Sprouts Farmers Market, Inc..........................  1,384     32,012
*   SUPERVALU, Inc.......................................  2,704     13,196
    Sysco Corp...........................................  1,100     56,969
#   Tootsie Roll Industries, Inc.........................    668     24,803
*   TreeHouse Foods, Inc.................................    442     45,610
    Tyson Foods, Inc. Class A............................  2,389    175,830
*   United Natural Foods, Inc............................    900     44,982
    Wal-Mart Stores, Inc................................. 10,249    747,870
#   WD-40 Co.............................................    200     22,996
    Weis Markets, Inc....................................    488     25,215
#*  WhiteWave Foods Co. (The)............................    800     44,392
#   Whole Foods Market, Inc..............................  2,495     76,048
                                                                 ----------
Total Consumer Staples...................................         5,854,320
                                                                 ----------
Energy -- (7.0%)
    Adams Resources & Energy, Inc........................     49      1,483

                                     1079

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
Energy -- (Continued)
#   Alon USA Energy, Inc.................................  1,630 $   11,524
    Anadarko Petroleum Corp..............................  1,300     70,889
*   Antero Resources Corp................................    808     21,162
#   Apache Corp..........................................    669     35,122
    Archrock, Inc........................................  1,611     14,354
    Baker Hughes, Inc....................................  1,261     60,314
    Cabot Oil & Gas Corp.................................  2,406     59,356
*   Callon Petroleum Co..................................  1,300     14,807
#*  Carrizo Oil & Gas, Inc...............................    993     32,570
    Cheniere Energy Partners L.P. Holdings LLC...........    360      7,290
#*  Cheniere Energy, Inc.................................    800     33,464
    Chevron Corp.........................................  5,923    606,989
    Cimarex Energy Co....................................    415     49,808
#*  Clayton Williams Energy, Inc.........................    200      7,542
#*  Concho Resources, Inc................................    500     62,100
    ConocoPhillips.......................................  3,522    143,768
#   CONSOL Energy, Inc...................................  3,369     65,291
#*  Continental Resources, Inc...........................    600     26,430
#   Core Laboratories NV.................................    259     30,254
#   CVR Energy, Inc......................................    700     10,360
*   Dawson Geophysical Co................................    564      4,202
    Delek US Holdings, Inc...............................    900     11,268
    Devon Energy Corp....................................    732     28,021
    DHT Holdings, Inc....................................    945      4,404
    Diamond Offshore Drilling, Inc.......................  1,840     41,805
#*  Diamondback Energy, Inc..............................    437     38,364
#*  Dril-Quip, Inc.......................................    700     38,101
    Energen Corp.........................................    758     35,914
#   EnLink Midstream LLC.................................  1,600     24,688
    EOG Resources, Inc...................................  1,673    136,684
    EQT Corp.............................................    400     29,144
*   Exterran Corp........................................    805     10,240
    Exxon Mobil Corp..................................... 19,592  1,742,708
*   FMC Technologies, Inc................................  1,932     49,034
*   Forum Energy Technologies, Inc.......................  1,130     18,453
#   Frank's International NV.............................  1,200     14,784
#*  Geospace Technologies Corp...........................    222      3,663
    Green Plains, Inc....................................    700     15,876
*   Gulfport Energy Corp.................................  1,687     49,075
    Halliburton Co.......................................  2,200     96,052
*   Helix Energy Solutions Group, Inc....................  2,011     15,967
#   Helmerich & Payne, Inc...............................  1,200     74,364
    Hess Corp............................................  1,380     74,037
#   HollyFrontier Corp...................................  1,553     39,477
    Kinder Morgan, Inc...................................  5,539    112,608
#*  Kosmos Energy, Ltd...................................  2,720     15,096
*   Laredo Petroleum, Inc................................    247      2,475
    Marathon Oil Corp....................................  3,713     50,645
    Marathon Petroleum Corp..............................  4,800    189,072
#*  Matador Resources Co.................................  1,100     23,199
*   Matrix Service Co....................................    500      8,285
*   McDermott International, Inc.........................  2,336     12,100
*   Memorial Resource Development Corp...................  2,300     34,454

                                     1080

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE+
                                                          ------ --------
Energy -- (Continued)
#   Murphy Oil Corp...................................... 1,199  $ 32,889
#   Nabors Industries, Ltd............................... 3,694    33,246
#   National Oilwell Varco, Inc.......................... 1,700    54,995
*   Natural Gas Services Group, Inc......................   200     5,022
*   Newfield Exploration Co..............................   700    30,310
*   Newpark Resources, Inc............................... 1,700    10,744
    Noble Corp. P.L.C.................................... 1,755    12,952
    Noble Energy, Inc.................................... 2,499    89,264
#*  Oasis Petroleum, Inc................................. 1,146     8,710
    Occidental Petroleum Corp............................ 1,504   112,394
#   Oceaneering International, Inc....................... 1,500    41,820
*   Oil States International, Inc........................   781    24,149
#   ONEOK, Inc...........................................   800    35,832
*   Par Pacific Holdings, Inc............................   511     7,665
*   Parker Drilling Co................................... 3,152     6,525
*   Parsley Energy, Inc. Class A......................... 1,362    38,831
    Patterson-UTI Energy, Inc............................ 2,320    44,985
#   PBF Energy, Inc. Class A............................. 1,270    28,372
*   PDC Energy, Inc......................................   600    32,862
    Phillips 66.......................................... 2,417   183,837
    Pioneer Natural Resources Co.........................   658   106,971
    QEP Resources, Inc................................... 2,803    51,015
    Range Resources Corp................................. 1,056    42,567
#*  Renewable Energy Group, Inc.......................... 1,100    10,725
*   Rice Energy, Inc..................................... 1,135    26,468
#   Rowan Cos. P.L.C. Class A............................   700    10,668
#*  RPC, Inc............................................. 2,700    39,123
#*  RSP Permian, Inc..................................... 1,325    47,634
    Schlumberger, Ltd.................................... 4,043   325,542
    Scorpio Tankers, Inc................................. 1,738     8,273
*   SEACOR Holdings, Inc.................................   300    16,956
    SemGroup Corp. Class A...............................   400    11,584
#   Ship Finance International, Ltd...................... 1,848    27,905
    SM Energy Co......................................... 1,072    29,083
*   Southwestern Energy Co............................... 6,578    95,907
#   Spectra Energy Corp..................................   945    33,992
#   Superior Energy Services, Inc........................ 1,956    31,237
#*  Synergy Resources Corp............................... 2,234    14,543
    Targa Resources Corp................................. 1,100    40,986
    Tesco Corp...........................................   818     5,407
    Tesoro Corp.......................................... 2,195   167,149
*   TETRA Technologies, Inc.............................. 1,700    10,217
#   Transocean, Ltd...................................... 4,138    45,477
*   Unit Corp............................................   800    10,000
#   US Silica Holdings, Inc..............................   438    15,098
    Valero Energy Corp................................... 3,800   198,664
    Western Refining, Inc................................ 1,947    40,595
*   Whiting Petroleum Corp............................... 2,258    16,641
    Williams Cos., Inc. (The)............................ 1,522    36,482
    World Fuel Services Corp............................. 1,068    50,837

                                     1081

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
Energy -- (Continued)
*   WPX Energy, Inc......................................  3,600 $   35,964
                                                                 ----------
Total Energy.............................................         6,848,250
                                                                 ----------
Financials -- (16.7%)
    1st Source Corp......................................    440     14,788
*   Affiliated Managers Group, Inc.......................    500     73,390
#   Alexander & Baldwin, Inc.............................  1,017     40,070
*   Alleghany Corp.......................................    116     63,046
    Allied World Assurance Co. Holdings AG...............  1,272     52,139
    Allstate Corp. (The).................................  2,000    136,660
    Ally Financial, Inc..................................  4,312     77,788
#*  Altisource Asset Management Corp.....................     21        270
#*  Altisource Portfolio Solutions SA....................    218      5,071
*   Ambac Financial Group, Inc...........................     31        564
#   American Equity Investment Life Holding Co...........  1,496     23,831
    American Express Co..................................  3,886    250,492
    American Financial Group, Inc........................    659     48,173
    American International Group, Inc....................  3,341    181,884
#   American National Insurance Co.......................    200     22,870
    Ameriprise Financial, Inc............................  1,297    124,304
    Ameris Bancorp.......................................    327     10,843
    AMERISAFE, Inc.......................................    200     11,706
    AmeriServ Financial, Inc.............................    560      1,742
#   AmTrust Financial Services, Inc......................  2,104     50,222
    Aon P.L.C............................................    738     79,018
#*  Arch Capital Group, Ltd..............................    832     60,428
    Argo Group International Holdings, Ltd...............    820     42,550
    Arrow Financial Corp.................................    300      9,477
#   Arthur J Gallagher & Co..............................    934     45,943
#   Artisan Partners Asset Management, Inc. Class A......    219      6,123
    Aspen Insurance Holdings, Ltd........................    700     32,172
    Associated Banc-Corp.................................  2,179     40,529
    Associated Capital Group, Inc. Class A...............    200      5,978
    Assured Guaranty, Ltd................................  2,829     75,789
    Astoria Financial Corp...............................  1,500     22,005
    Axis Capital Holdings, Ltd...........................    953     52,968
    Banc of California, Inc..............................  1,100     24,398
    BancFirst Corp.......................................    325     21,310
#*  Bancorp, Inc. (The)..................................    400      2,120
    BancorpSouth, Inc....................................  1,486     35,396
    Bank Mutual Corp.....................................  1,000      7,640
    Bank of America Corp................................. 27,476    398,127
#   Bank of Hawaii Corp..................................    746     51,414
    Bank of Marin Bancorp................................     22      1,091
    Bank of New York Mellon Corp. (The)..................  4,015    158,191
#   Bank of the Ozarks, Inc..............................  1,260     45,347
#   BankUnited, Inc......................................  1,201     36,054
    Banner Corp..........................................    471     19,660
    BB&T Corp............................................  2,553     94,129
    Beneficial Bancorp, Inc..............................  1,319     17,886
*   Berkshire Hathaway, Inc. Class B.....................  2,400    346,248
    Berkshire Hills Bancorp, Inc.........................    697     18,380
    BGC Partners, Inc. Class A...........................  4,175     37,032

                                     1082

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE+
                                                          ------ --------
Financials -- (Continued)
    BlackRock, Inc.......................................   229  $ 83,871
    Blue Hills Bancorp, Inc..............................   400     5,700
    BNC Bancorp..........................................   600    14,556
#*  BofI Holding, Inc....................................   872    14,667
#   BOK Financial Corp...................................   631    41,160
    Boston Private Financial Holdings, Inc............... 1,500    18,180
    Bridge Bancorp, Inc..................................   180     5,240
    Brookline Bancorp, Inc............................... 1,601    18,235
#   Brown & Brown, Inc................................... 2,525    92,566
#   Bryn Mawr Bank Corp..................................   500    14,665
    California First National Bancorp....................     3        44
    Camden National Corp.................................   129     5,609
    Capital Bank Financial Corp. Class A.................   389    11,627
    Capital One Financial Corp........................... 2,200   147,576
#   Capitol Federal Financial, Inc....................... 2,200    31,174
    Cardinal Financial Corp..............................   700    18,032
*   Cascade Bancorp......................................   800     4,512
    Cash America International, Inc......................   700    29,995
    Cathay General Bancorp............................... 1,247    37,385
#   CBOE Holdings, Inc...................................   700    48,160
*   CBRE Group, Inc. Class A............................. 3,240    92,178
    CenterState Banks, Inc...............................   971    16,177
    Central Pacific Financial Corp.......................   628    15,405
    Charles Schwab Corp. (The)........................... 2,157    61,302
    Chemical Financial Corp..............................   800    33,104
#   Chicopee Bancorp, Inc................................    89     1,671
    Chubb, Ltd........................................... 1,425   178,495
#   Cincinnati Financial Corp............................   960    71,712
    CIT Group, Inc....................................... 1,052    36,357
    Citigroup, Inc....................................... 7,934   347,589
    Citizens Financial Group, Inc........................ 2,042    45,598
#*  Citizens, Inc........................................ 1,400    11,690
#   City Holding Co......................................   400    18,680
    Clifton Bancorp, Inc.................................   214     3,206
    CME Group, Inc.......................................   906    92,629
    CNO Financial Group, Inc............................. 2,500    43,425
    CoBiz Financial, Inc.................................   861    10,633
    Cohen & Steers, Inc..................................   603    25,989
    Columbia Banking System, Inc......................... 1,146    34,747
#   Comerica, Inc........................................ 1,107    50,081
#   Commerce Bancshares, Inc............................. 1,626    76,894
#   Community Bank System, Inc...........................   700    30,891
    Community Trust Bancorp, Inc.........................   250     8,695
    ConnectOne Bancorp, Inc..............................   306     5,174
*   Cowen Group, Inc. Class A............................ 1,879     5,862
    Crawford & Co. Class A...............................   200     1,790
    Crawford & Co. Class B...............................   200     2,196
#*  Credit Acceptance Corp...............................   345    62,331
*   CU Bancorp...........................................   259     6,154
#   Cullen/Frost Bankers, Inc............................   920    62,459
*   Customers Bancorp, Inc...............................   308     7,928
#   CVB Financial Corp................................... 1,760    28,952
    Dime Community Bancshares, Inc.......................   700    12,110

                                     1083

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE+
                                                          ------ --------
Financials -- (Continued)
    Discover Financial Services.......................... 2,075  $117,943
    Donegal Group, Inc. Class A..........................   700    11,319
*   E*TRADE Financial Corp............................... 1,642    41,181
#*  Eagle Bancorp, Inc...................................   300    15,465
    East West Bancorp, Inc............................... 1,623    55,539
#   Eaton Vance Corp..................................... 1,253    47,376
    EMC Insurance Group, Inc.............................   352     9,761
    Employers Holdings, Inc..............................   630    17,968
#*  Encore Capital Group, Inc............................   608    14,841
    Endurance Specialty Holdings, Ltd.................... 1,059    71,620
#*  Enova International, Inc.............................   640     5,818
*   Enstar Group, Ltd....................................   200    33,318
    Enterprise Bancorp, Inc..............................    42       994
    Enterprise Financial Services Corp...................   498    14,322
    EverBank Financial Corp..............................   828    14,871
    Evercore Partners, Inc. Class A......................   500    25,335
    Everest Re Group, Ltd................................   300    56,703
*   Ezcorp, Inc. Class A.................................   846     7,665
#   FactSet Research Systems, Inc........................   200    34,392
    FBL Financial Group, Inc. Class A....................   500    31,185
*   FCB Financial Holdings, Inc. Class A.................   235     8,218
    Federal Agricultural Mortgage Corp. Class C..........   200     7,686
    Federated Investors, Inc. Class B.................... 1,323    41,767
    Federated National Holding Co........................   200     4,190
    Fidelity Southern Corp...............................   491     8,450
    Fifth Third Bancorp.................................. 5,181    98,335
    Financial Engines, Inc...............................   400    10,556
    Financial Institutions, Inc..........................   400    10,760
*   First Acceptance Corp................................   801     1,218
#   First American Financial Corp........................ 1,833    76,638
*   First BanCorp(318672706).............................   942     4,324
    First Bancorp(318910106).............................   600    11,232
    First Bancorp, Inc...................................   147     3,241
    First Busey Corp.....................................   678    15,275
    First Cash Financial Services, Inc...................   644    33,044
    First Citizens BancShares, Inc. Class A..............   171    44,422
    First Commonwealth Financial Corp.................... 1,503    14,504
    First Community Bancshares, Inc......................   398     9,126
    First Defiance Financial Corp........................   300    12,507
    First Financial Bancorp.............................. 1,100    23,441
#   First Financial Bankshares, Inc......................   800    27,336
    First Financial Corp.................................   300    11,490
    First Financial Northwest, Inc.......................   100     1,398
#   First Horizon National Corp.......................... 2,926    42,603
    First Interstate BancSystem, Inc. Class A............   353    10,251
    First Merchants Corp.................................   541    14,174
    First Midwest Bancorp, Inc........................... 1,160    21,657
*   First NBC Bank Holding Co............................   289     5,500
    First Niagara Financial Group, Inc................... 4,158    42,328
    First of Long Island Corp. (The).....................   143     4,340
    First Republic Bank..................................   732    52,462
    First South Bancorp, Inc.............................   400     3,844
    FirstMerit Corp...................................... 1,386    29,425

                                     1084

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE+
                                                          ------ --------
Financials -- (Continued)
*   Flagstar Bancorp, Inc................................    533 $ 14,077
    Flushing Financial Corp..............................    700   15,617
    FNB Corp.............................................  2,768   33,078
    FNF Group............................................  1,043   39,290
#*  FNFV Group...........................................  1,618   19,303
#*  Forestar Group, Inc..................................    458    5,624
    Franklin Resources, Inc..............................  1,894   68,544
#   Fulton Financial Corp................................  2,353   32,118
    Gain Capital Holdings, Inc...........................    243    1,633
    GAMCO Investors, Inc. Class A........................    200    6,828
    German American Bancorp, Inc.........................    116    3,944
    Glacier Bancorp, Inc.................................    800   22,064
*   Global Indemnity P.L.C...............................    550   16,516
    Goldman Sachs Group, Inc. (The)......................  1,077  171,038
    Great Southern Bancorp, Inc..........................    200    7,840
    Great Western Bancorp, Inc...........................     64    2,123
*   Green Dot Corp. Class A..............................    339    8,204
*   Greenlight Capital Re, Ltd. Class A..................    700   14,441
    Griffin Industrial Realty, Inc.......................     93    2,994
    Guaranty Bancorp.....................................    131    2,210
    Hancock Holding Co...................................  1,000   28,990
    Hanmi Financial Corp.................................    469   11,500
    Hanover Insurance Group, Inc. (The)..................    600   49,404
    Hartford Financial Services Group, Inc. (The)........  1,500   59,775
#   HCI Group, Inc.......................................    253    7,630
    Heartland Financial USA, Inc.........................    493   18,103
    Heritage Commerce Corp...............................  1,100   11,528
    Heritage Financial Corp..............................    600   10,476
#   Heritage Insurance Holdings, Inc.....................    500    6,195
    HFF, Inc. Class A....................................    702   19,803
*   Hilltop Holdings, Inc................................  1,349   29,381
    Home Bancorp, Inc....................................    200    5,788
    Home BancShares, Inc.................................  2,400   50,088
*   HomeStreet, Inc......................................    443    9,879
*   HomeTrust Bancshares, Inc............................    362    6,654
    Hope Bancorp, Inc....................................  1,500   23,055
    Horace Mann Educators Corp...........................    700   23,926
#*  Howard Hughes Corp. (The)............................    389   46,470
    Huntington Bancshares, Inc...........................  5,172   49,134
    Iberiabank Corp......................................    700   43,729
    Independent Bank Corp................................    618   31,030
    Independent Bank Group, Inc..........................    162    6,846
    Interactive Brokers Group, Inc. Class A..............  1,364   47,522
    Intercontinental Exchange, Inc.......................    424  112,021
    International Bancshares Corp........................  1,357   37,209
*   INTL. FCStone, Inc...................................    347   10,112
    Invesco, Ltd.........................................  2,742   80,012
    Investment Technology Group, Inc.....................    884   14,763
#   Investors Bancorp, Inc...............................  3,305   37,545
#   Janus Capital Group, Inc.............................  2,600   39,260
    Jones Lang LaSalle, Inc..............................    300   32,841
    JPMorgan Chase & Co.................................. 15,606  998,316
*   KCG Holdings, Inc. Class A...........................    107    1,619

                                     1085

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE+
                                                          ------ --------
Financials -- (Continued)
    Kearny Financial Corp................................   836  $ 10,885
#   Kemper Corp..........................................   900    30,843
    Kennedy-Wilson Holdings, Inc.........................   930    19,576
    KeyCorp.............................................. 4,995    58,441
    Lakeland Bancorp, Inc................................   482     5,741
    Lakeland Financial Corp..............................   208    10,681
    LegacyTexas Financial Group, Inc.....................   571    16,285
    Legg Mason, Inc......................................   979    33,423
#   Leucadia National Corp............................... 1,745    31,864
    Lincoln National Corp................................ 1,414    61,749
    Loews Corp........................................... 2,000    82,660
#   LPL Financial Holdings, Inc.......................... 1,367    36,841
    M&T Bank Corp........................................   488    55,905
#   Maiden Holdings, Ltd................................. 1,300    18,161
    MainSource Financial Group, Inc......................   700    15,589
*   Marcus & Millichap, Inc..............................   300     8,037
    MarketAxess Holdings, Inc............................   511    82,608
    Marsh & McLennan Cos., Inc........................... 1,377    90,538
    MB Financial, Inc....................................   904    34,705
    Merchants Bancshares, Inc............................   114     3,623
#   Mercury General Corp.................................   740    40,974
    Meridian Bancorp, Inc................................   806    11,848
    Meta Financial Group, Inc............................    24     1,313
    MetLife, Inc......................................... 2,463   105,269
#*  MGIC Investment Corp................................. 3,800    27,322
#   MidSouth Bancorp, Inc................................    72       757
    Moelis & Co. Class A.................................   197     4,903
#   Moody's Corp.........................................   400    42,404
    Morgan Stanley....................................... 4,000   114,920
    Morningstar, Inc.....................................   400    33,832
    MSCI, Inc............................................   612    52,656
    Nasdaq, Inc.......................................... 1,199    84,841
    National Bank Holdings Corp. Class A.................   600    12,018
    National General Holdings Corp....................... 1,033    21,311
    National Interstate Corp.............................   500    16,215
    National Western Life Group, Inc. Class A............    11     2,081
#*  Nationstar Mortgage Holdings, Inc....................   628     7,932
    Navient Corp......................................... 5,134    72,903
    Navigators Group, Inc. (The).........................   200    18,734
    NBT Bancorp, Inc..................................... 1,078    32,146
    Nelnet, Inc. Class A.................................   700    28,287
    New York Community Bancorp, Inc...................... 2,268    32,773
*   NewStar Financial, Inc...............................   868     8,871
    Northern Trust Corp.................................. 1,480   100,033
    Northfield Bancorp, Inc..............................   524     7,823
    NorthStar Asset Management Group, Inc................   971    11,516
#   Northwest Bancshares, Inc............................ 2,350    35,038
    Ocean Shore Holding Co...............................   183     4,022
    Old National Bancorp................................. 2,280    30,005
    Old Republic International Corp...................... 3,200    62,016
    OM Asset Management P.L.C............................   417     5,838
    OneBeacon Insurance Group, Ltd. Class A..............   140     1,961
*   OneMain Holdings, Inc................................   724    20,880

                                     1086

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE+
                                                          ------ --------
Financials -- (Continued)
    Oppenheimer Holdings, Inc. Class A...................   400  $  6,296
    Opus Bank............................................    70     2,260
#   Oritani Financial Corp...............................   742    12,035
    Pacific Continental Corp.............................   357     5,169
*   Pacific Mercantile Bancorp...........................    91       622
*   Pacific Premier Bancorp, Inc.........................   497    12,003
#   PacWest Bancorp...................................... 1,074    44,410
    Park National Corp...................................   340    30,437
    Peapack Gladstone Financial Corp.....................   234     4,696
    Penns Woods Bancorp, Inc.............................    71     3,007
*   PennyMac Financial Services, Inc. Class A............   635     8,007
#   People's United Financial, Inc....................... 3,271    49,588
*   PHH Corp............................................. 1,109    16,202
    Pinnacle Financial Partners, Inc.....................   630    33,459
    PNC Financial Services Group, Inc. (The)............. 1,900   157,035
    Popular, Inc......................................... 1,538    51,815
#*  PRA Group, Inc....................................... 1,000    27,860
    Preferred Bank.......................................   400    13,068
#   Primerica, Inc....................................... 1,219    62,791
    Principal Financial Group, Inc....................... 2,598   121,145
    PrivateBancorp, Inc.................................. 1,429    63,162
    ProAssurance Corp....................................   900    46,494
    Progressive Corp. (The).............................. 4,210   136,867
    Prosperity Bancshares, Inc........................... 1,062    54,258
#   Provident Financial Services, Inc.................... 1,200    24,180
    Prudential Financial, Inc............................ 1,200    90,348
    Radian Group, Inc.................................... 1,100    14,190
    Raymond James Financial, Inc......................... 1,029    56,492
    RE/MAX Holdings, Inc. Class A........................   160     6,931
*   Realogy Holdings Corp................................ 1,539    47,694
    Regions Financial Corp............................... 5,743    52,663
    Reinsurance Group of America, Inc....................   370    36,722
    RenaissanceRe Holdings, Ltd..........................   219    25,737
    Renasant Corp........................................   805    25,937
    Republic Bancorp, Inc. Class A.......................   500    14,905
    Resource America, Inc. Class A.......................   500     4,870
    RLI Corp.............................................   620    42,265
    S&P Global, Inc......................................   500    61,100
    S&T Bancorp, Inc.....................................   700    17,843
    Safety Insurance Group, Inc..........................   300    19,110
    Sandy Spring Bancorp, Inc............................   600    17,904
#*  Santander Consumer USA Holdings, Inc................. 1,248    13,716
*   Seacoast Banking Corp. of Florida....................   520     8,304
    SEI Investments Co...................................   664    29,880
#   Selective Insurance Group, Inc....................... 1,010    39,552
#   ServisFirst Bancshares, Inc..........................   258    13,063
*   Signature Bank.......................................   442    53,146
    Simmons First National Corp. Class A.................   300    13,785
#*  SLM Corp............................................. 6,827    49,086
    South State Corp.....................................   300    21,873
#   Southside Bancshares, Inc............................   148     4,527
#*  St. Joe Co. (The)....................................   600    11,058
    State Auto Financial Corp............................   700    15,806

                                     1087

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
Financials -- (Continued)
    State Bank Financial Corp............................    562 $   12,297
    State Street Corp....................................  1,094     71,963
    Sterling Bancorp.....................................  1,193     20,150
    Stewart Information Services Corp....................    400     17,124
*   Stifel Financial Corp................................    975     34,466
    Stock Yards Bancorp, Inc.............................    450     13,293
    Suffolk Bancorp......................................    200      6,582
    SunTrust Banks, Inc..................................  1,772     74,938
#*  SVB Financial Group..................................    400     40,168
*   Synchrony Financial..................................  5,569    155,264
    Synovus Financial Corp...............................  1,727     52,570
    T Rowe Price Group, Inc..............................    678     47,928
    Talmer Bancorp, Inc. Class A.........................    132      2,775
    TCF Financial Corp...................................  2,700     36,693
    TD Ameritrade Holding Corp...........................  3,129     94,996
*   Tejon Ranch Co.......................................    451     11,848
*   Texas Capital Bancshares, Inc........................    498     24,173
#   TFS Financial Corp...................................  1,203     21,895
    Tompkins Financial Corp..............................    305     22,186
    Torchmark Corp.......................................    657     40,649
    Towne Bank...........................................    721     16,547
    Travelers Cos., Inc. (The)...........................  2,608    303,102
    Trico Bancshares.....................................    166      4,319
    TrustCo Bank Corp. NY................................  2,597     17,218
    Trustmark Corp.......................................  1,251     32,651
    U.S. Bancorp.........................................  8,200    345,794
#   UMB Financial Corp...................................    600     33,246
    Umpqua Holdings Corp.................................  3,092     47,091
    Union Bankshares Corp................................  1,129     30,302
#   Union Bankshares, Inc................................     64      2,231
#   United Bankshares, Inc...............................    820     31,406
    United Community Banks, Inc..........................    637     12,256
    United Financial Bancorp, Inc........................  1,084     14,255
    United Fire Group, Inc...............................    450     18,900
    Universal Insurance Holdings, Inc....................  1,300     28,262
    Univest Corp. of Pennsylvania........................    423      8,921
    Unum Group...........................................  1,500     50,115
    Validus Holdings, Ltd................................  1,219     60,255
    Valley National Bancorp..............................  4,371     39,645
    Voya Financial, Inc..................................    820     21,017
#   Waddell & Reed Financial, Inc. Class A...............    652     11,906
*   Walker & Dunlop, Inc.................................    600     14,202
    Washington Federal, Inc..............................  1,280     32,000
    Washington Trust Bancorp, Inc........................    217      8,237
    Waterstone Financial, Inc............................    597      9,361
#   Webster Financial Corp...............................  1,325     47,647
    Wells Fargo & Co..................................... 27,366  1,312,747
    WesBanco, Inc........................................    723     22,355
#   Westamerica Bancorporation...........................    530     24,931
*   Western Alliance Bancorp.............................  1,457     49,582
    Westwood Holdings Group, Inc.........................    267     14,317
    Willis Towers Watson P.L.C...........................    815    100,750
    Wilshire Bancorp, Inc................................  1,608     17,270

                                     1088

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ -----------
Financials -- (Continued)
    Wintrust Financial Corp..............................   501  $    26,453
#   WisdomTree Investments, Inc..........................   936        9,304
#   WR Berkley Corp...................................... 1,500       87,285
    WSFS Financial Corp..................................   400       14,076
    XL Group, Ltd........................................ 1,823       63,094
    Yadkin Financial Corp................................   522       13,149
#   Zions Bancorporation................................. 1,894       52,805
                                                                 -----------
Total Financials.........................................         16,311,694
                                                                 -----------
Industrials -- (14.7%)
    3M Co................................................ 1,300      231,868
#   AAON, Inc............................................   740       19,595
    AAR Corp.............................................   800       19,328
    ABM Industries, Inc..................................   800       29,768
*   ACCO Brands Corp..................................... 1,859       20,895
#   Actuant Corp. Class A................................   579       13,751
#   Acuity Brands, Inc...................................   145       38,052
#   Advanced Drainage Systems, Inc....................... 1,082       28,900
*   Advisory Board Co. (The).............................   500       20,880
#*  AECOM................................................ 2,099       74,494
*   Aegion Corp..........................................   700       14,364
*   Aerojet Rocketdyne Holdings, Inc..................... 1,200       22,632
*   Aerovironment, Inc...................................   400       11,340
    AGCO Corp............................................ 1,100       52,976
#   Air Lease Corp....................................... 1,800       51,858
*   Air Transport Services Group, Inc....................   589        8,529
    Aircastle, Ltd.......................................   872       19,376
    Alamo Group, Inc.....................................   200       13,426
#   Alaska Air Group, Inc................................ 2,400      161,328
    Albany International Corp. Class A...................   486       20,572
    Allegiant Travel Co..................................   200       25,954
    Allegion P.L.C.......................................   469       33,951
    Allison Transmission Holdings, Inc................... 2,807       80,898
    Altra Industrial Motion Corp.........................   800       22,720
    AMERCO...............................................   251       99,273
#   American Airlines Group, Inc......................... 1,620       57,510
#   American Railcar Industries, Inc.....................   600       25,206
*   American Woodmark Corp...............................   490       36,373
    AMETEK, Inc.......................................... 1,631       76,706
    AO Smith Corp........................................   346       32,140
#   Apogee Enterprises, Inc..............................   600       28,050
    Applied Industrial Technologies, Inc.................   900       42,255
*   ARC Document Solutions, Inc..........................   900        3,546
    ArcBest Corp.........................................   600       11,226
    Argan, Inc...........................................   211        9,733
*   Armstrong Flooring, Inc..............................   464        9,248
*   Armstrong World Industries, Inc......................   828       35,165
    Astec Industries, Inc................................   500       30,140
*   Astronics Corp.......................................   220        8,419
#*  Atlas Air Worldwide Holdings, Inc....................   450       19,453
*   Avis Budget Group, Inc............................... 1,800       66,114
    AZZ, Inc.............................................   600       37,248
#   B/E Aerospace, Inc...................................   555       26,548

                                     1089

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE+
                                                          ------ --------
Industrials -- (Continued)
*   Babcock & Wilcox Enterprises, Inc....................   600  $  9,216
    Barnes Group, Inc....................................   920    34,896
*   Beacon Roofing Supply, Inc...........................   828    38,933
*   BMC Stock Holdings, Inc..............................   664    13,512
#   Boeing Co. (The)..................................... 1,200   160,392
    Brady Corp. Class A..................................   700    22,498
#   Briggs & Stratton Corp...............................   600    13,638
    Brink's Co. (The)....................................   997    32,722
#*  Builders FirstSource, Inc............................ 1,800    23,202
    BWX Technologies, Inc................................ 1,200    44,172
*   CAI International, Inc...............................   600     5,148
    Carlisle Cos., Inc...................................   500    51,645
*   Casella Waste Systems, Inc. Class A..................   700     6,552
#   Caterpillar, Inc..................................... 2,704   223,783
*   CBIZ, Inc............................................ 1,100    11,891
#   CEB, Inc.............................................   400    24,016
    CECO Environmental Corp..............................   396     3,663
#   Celadon Group, Inc...................................   500     4,130
#   CH Robinson Worldwide, Inc...........................   500    34,810
    Chicago Bridge & Iron Co. NV......................... 1,616    54,637
#   Cintas Corp..........................................   400    42,908
    CIRCOR International, Inc............................   300    17,082
    CLARCOR, Inc.........................................   700    43,582
*   Clean Harbors, Inc...................................   400    20,568
*   Colfax Corp.......................................... 1,602    47,035
    Columbus McKinnon Corp...............................   500     8,295
    Comfort Systems USA, Inc.............................   600    18,228
*   Continental Building Products, Inc...................   700    16,415
#   Copa Holdings SA Class A.............................   293    19,631
*   Copart, Inc.......................................... 1,561    78,737
#   Covanta Holding Corp................................. 2,083    33,370
*   Covenant Transportation Group, Inc. Class A..........   115     2,591
*   CRA International, Inc...............................   300     8,286
    Crane Co.............................................   900    56,070
    CSX Corp............................................. 5,500   155,815
    Cubic Corp...........................................   600    24,504
    Cummins, Inc......................................... 1,066   130,873
    Curtiss-Wright Corp.................................. 1,000    88,990
    Deere & Co...........................................   990    76,933
    Delta Air Lines, Inc................................. 2,800   108,500
#   Deluxe Corp..........................................   880    59,479
#*  DigitalGlobe, Inc.................................... 1,670    45,023
#   Donaldson Co., Inc................................... 1,061    38,334
#   Douglas Dynamics, Inc................................   619    16,589
    Dover Corp........................................... 1,331    95,073
    Dun & Bradstreet Corp. (The).........................   424    54,802
#*  DXP Enterprises, Inc.................................   200     3,328
#*  Dycom Industries, Inc................................   700    65,835
    Eastern Co. (The)....................................   142     2,503
    Eaton Corp. P.L.C.................................... 1,633   103,549
#*  Echo Global Logistics, Inc...........................   400     9,904
    EMCOR Group, Inc..................................... 1,300    72,410
    Emerson Electric Co.................................. 1,715    95,868

                                     1090

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE+
                                                          ------ --------
Industrials -- (Continued)
    Encore Wire Corp.....................................    400 $ 15,012
*   Energy Recovery, Inc.................................    992   10,614
    EnerSys..............................................  1,000   62,350
*   Engility Holdings, Inc...............................    266    7,725
    Ennis, Inc...........................................    600   10,392
    EnPro Industries, Inc................................    400   18,300
    Equifax, Inc.........................................    500   66,230
    ESCO Technologies, Inc...............................    400   16,940
    Essendant, Inc.......................................    700   14,028
#*  Esterline Technologies Corp..........................    400   24,332
#   Expeditors International of Washington, Inc..........    700   34,601
    Exponent, Inc........................................    289   14,684
    Fastenal Co..........................................    600   25,650
    Federal Signal Corp..................................    800   10,520
    FedEx Corp...........................................  1,147  185,699
    Flowserve Corp.......................................    901   43,113
    Fluor Corp...........................................  1,040   55,661
#   Fortune Brands Home & Security, Inc..................    745   47,136
    Forward Air Corp.....................................    500   23,140
    Franklin Electric Co., Inc...........................    719   27,840
    FreightCar America, Inc..............................    300    4,470
*   FTI Consulting, Inc..................................    920   39,413
#*  Fuel Tech, Inc.......................................    251      399
    G&K Services, Inc. Class A...........................    500   40,105
#   GATX Corp............................................  1,007   45,043
*   Generac Holdings, Inc................................    793   29,967
#   General Cable Corp...................................  1,000   14,730
    General Dynamics Corp................................    723  106,201
    General Electric Co.................................. 10,969  341,575
#*  Genesee & Wyoming, Inc. Class A......................    800   51,800
*   Gibraltar Industries, Inc............................    800   28,224
    Global Brass & Copper Holdings, Inc..................    441   12,489
    Gorman-Rupp Co. (The)................................    625   16,931
*   GP Strategies Corp...................................    600   12,576
#   Graco, Inc...........................................    600   44,406
    Granite Construction, Inc............................    700   34,846
*   Great Lakes Dredge & Dock Corp.......................  1,000    4,440
#   Greenbrier Cos., Inc. (The)..........................    700   22,981
#   Griffon Corp.........................................  1,100   18,854
    H&E Equipment Services, Inc..........................    375    6,982
*   Hawaiian Holdings, Inc...............................  1,100   50,083
*   HD Supply Holdings, Inc..............................    815   29,495
    Healthcare Services Group, Inc.......................    400   15,524
    Heartland Express, Inc...............................  1,500   27,780
    HEICO Corp...........................................    562   39,065
    HEICO Corp. Class A..................................    471   27,163
    Heidrick & Struggles International, Inc..............    400    7,784
*   Herc Holdings, Inc...................................    192    6,787
*   Heritage-Crystal Clean, Inc..........................     99    1,248
    Herman Miller, Inc...................................    900   29,493
*   Hertz Global Holdings, Inc...........................    577   28,088
#   Hexcel Corp..........................................  1,373   59,272
*   Hill International, Inc..............................    900    3,753

                                     1091

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE+
                                                          ------ --------
Industrials -- (Continued)
    Hillenbrand, Inc..................................... 1,103  $ 35,682
    HNI Corp.............................................   649    33,832
    Honeywell International, Inc......................... 1,737   202,065
    Houston Wire & Cable Co..............................   221     1,282
*   Hub Group, Inc. Class A..............................   700    28,658
    Hubbell, Inc.........................................   764    82,382
    Huntington Ingalls Industries, Inc...................   716   123,567
    Hurco Cos., Inc......................................   200     5,326
*   Huron Consulting Group, Inc..........................   413    25,387
    Hyster-Yale Materials Handling, Inc..................   400    25,516
*   ICF International, Inc...............................   350    14,483
    IDEX Corp............................................   400    35,916
    Illinois Tool Works, Inc.............................   800    92,320
    Ingersoll-Rand P.L.C................................. 1,700   112,642
#*  InnerWorkings, Inc...................................   640     5,446
*   Innovative Solutions & Support, Inc..................   400     1,132
    Insperity, Inc.......................................   400    31,396
    Insteel Industries, Inc..............................   400    13,916
    Interface, Inc....................................... 1,285    22,950
    ITT, Inc............................................. 1,500    47,565
*   Jacobs Engineering Group, Inc........................   800    42,816
    JB Hunt Transport Services, Inc......................   691    57,443
*   JetBlue Airways Corp................................. 4,746    86,994
    John Bean Technologies Corp..........................   300    20,076
    Joy Global, Inc......................................   300     8,289
    Kaman Corp...........................................   600    25,896
    Kansas City Southern................................. 1,000    96,110
    KAR Auction Services, Inc............................ 1,819    77,799
    KBR, Inc.............................................   800    11,216
    Kelly Services, Inc. Class A.........................   632    12,937
#   Kennametal, Inc...................................... 1,500    37,290
    Kforce, Inc..........................................   856    15,288
    Kimball International, Inc. Class B..................   858     9,773
#*  Kirby Corp........................................... 1,000    54,490
*   KLX, Inc.............................................   450    14,535
#   Knight Transportation, Inc........................... 2,000    59,660
    Knoll, Inc...........................................   628    15,857
    Korn/Ferry International.............................   806    18,546
    L-3 Communications Holdings, Inc.....................   400    60,652
    Landstar System, Inc.................................   400    28,196
*   Lawson Products, Inc.................................   185     3,034
#*  Layne Christensen Co.................................   500     4,000
    LB Foster Co. Class A................................   200     2,096
#   Lennox International, Inc............................   260    40,768
#   Lincoln Electric Holdings, Inc.......................   996    61,812
#   Lindsay Corp.........................................   100     7,016
    Lockheed Martin Corp.................................   524   132,431
*   Lydall, Inc..........................................   400    17,872
    Macquarie Infrastructure Corp........................   369    28,284
    Manitowoc Co., Inc. (The)............................ 2,048    11,407
*   Manitowoc Foodservice, Inc........................... 2,048    37,560
    ManpowerGroup, Inc...................................   888    61,627
    Marten Transport, Ltd................................   900    19,485

                                     1092

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE+
                                                          ------ --------
Industrials -- (Continued)
    Masco Corp...........................................   985  $ 35,933
*   MasTec, Inc.......................................... 1,477    36,113
*   Mastech Holdings, Inc................................    55       422
    Matson, Inc.......................................... 1,017    38,005
    Matthews International Corp. Class A.................   500    30,055
    McGrath RentCorp.....................................   700    22,309
*   Mercury Systems, Inc.................................   605    15,682
#*  Meritor, Inc.........................................   830     6,955
*   Middleby Corp. (The).................................   200    24,076
    Miller Industries, Inc...............................   300     6,438
*   Mistras Group, Inc...................................    69     1,729
    Mobile Mini, Inc.....................................   781    25,390
*   Moog, Inc. Class A...................................   700    38,549
*   MRC Global, Inc......................................   900    11,907
    MSA Safety, Inc......................................   740    41,351
    MSC Industrial Direct Co., Inc. Class A..............   689    49,491
    Mueller Industries, Inc.............................. 1,118    38,057
    Mueller Water Products, Inc. Class A................. 3,445    40,858
#   Multi-Color Corp.....................................   432    27,899
*   MYR Group, Inc.......................................   619    15,271
*   Navigant Consulting, Inc............................. 1,100    21,681
*   NCI Building Systems, Inc............................   656    10,640
    Nielsen Holdings P.L.C............................... 1,688    90,916
    NN, Inc..............................................   369     6,225
#   Nordson Corp.........................................   700    61,803
    Norfolk Southern Corp................................ 1,661   149,125
*   Nortek, Inc..........................................   300    26,064
    Northrop Grumman Corp................................   420    90,985
*   NOW, Inc.............................................   695    12,725
*   Old Dominion Freight Line, Inc....................... 1,019    70,984
    Omega Flex, Inc......................................   169     5,765
*   On Assignment, Inc................................... 1,100    40,645
    Orbital ATK, Inc.....................................   598    52,098
    Oshkosh Corp......................................... 1,336    73,600
    Owens Corning........................................ 1,356    71,746
    PACCAR, Inc.......................................... 2,230   131,503
*   PAM Transportation Services, Inc.....................   144     2,884
    Park-Ohio Holdings Corp..............................   200     5,956
    Parker-Hannifin Corp................................. 1,094   124,924
*   Patrick Industries, Inc..............................   325    20,982
#   Pentair P.L.C........................................ 1,255    80,094
*   PGT, Inc.............................................   957    11,484
    Pitney Bowes, Inc.................................... 1,237    23,886
*   Ply Gem Holdings, Inc................................   169     2,596
    Powell Industries, Inc...............................   300    11,052
    Preformed Line Products Co...........................   191     9,334
    Primoris Services Corp............................... 1,216    21,949
*   Proto Labs, Inc......................................   146     8,036
    Quad/Graphics, Inc...................................   200     5,072
    Quanex Building Products Corp........................ 1,000    19,990
#*  Quanta Services, Inc................................. 1,800    46,080
    Raven Industries, Inc................................   600    12,456
    Raytheon Co..........................................   800   111,624

                                     1093

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                              SHARES  VALUE+
                                                              ------ --------
Industrials -- (Continued)
*   RBC Bearings, Inc........................................   300  $ 22,809
    RCM Technologies, Inc....................................   400     2,304
    Regal Beloit Corp........................................   637    38,863
    Republic Services, Inc................................... 2,910   149,167
*   Rexnord Corp............................................. 1,378    29,338
*   Roadrunner Transportation Systems, Inc...................   799     6,048
    Robert Half International, Inc...........................   500    18,270
#   Rockwell Automation, Inc.................................   500    57,200
#   Rockwell Collins, Inc....................................   500    42,310
#   Rollins, Inc.............................................   790    22,262
#   Roper Technologies, Inc..................................   300    51,108
*   RPX Corp.................................................   330     3,323
    RR Donnelley & Sons Co................................... 2,292    41,073
*   Rush Enterprises, Inc. Class A...........................   750    17,235
    Ryder System, Inc........................................ 1,300    85,670
*   Saia, Inc................................................   450    13,000
#*  Sensata Technologies Holding NV..........................   389    14,751
    Simpson Manufacturing Co., Inc...........................   700    28,560
    SkyWest, Inc.............................................   900    25,893
    Snap-on, Inc.............................................   500    78,585
#*  SolarCity Corp...........................................   204     5,447
    Southwest Airlines Co.................................... 4,772   176,612
*   SP Plus Corp.............................................   500    12,015
*   Spirit Aerosystems Holdings, Inc. Class A................ 1,192    51,709
#*  Spirit Airlines, Inc.....................................   800    34,200
#   SPX Corp.................................................   546     8,266
*   SPX FLOW, Inc............................................   546    14,895
    Standex International Corp...............................   300    26,640
    Stanley Black & Decker, Inc..............................   800    97,360
    Steelcase, Inc. Class A.................................. 1,700    24,650
#*  Stericycle, Inc..........................................   300    27,081
    Sun Hydraulics Corp......................................   462    13,952
#*  Swift Transportation Co.................................. 1,700    32,725
#*  Team, Inc................................................   500    13,805
#*  Teledyne Technologies, Inc...............................   600    63,000
    Tennant Co...............................................   300    19,224
    Terex Corp............................................... 1,939    46,807
    Tetra Tech, Inc.......................................... 1,000    32,930
    Textainer Group Holdings, Ltd............................   800     9,504
    Textron, Inc............................................. 2,314    90,246
*   Thermon Group Holdings, Inc..............................   500    10,090
    Timken Co. (The)......................................... 1,100    36,795
    Toro Co. (The)...........................................   400    36,780
#*  TransDigm Group, Inc.....................................   100    27,952
*   Trex Co., Inc............................................   444    21,534
*   TriMas Corp..............................................   456     8,149
*   TriNet Group, Inc........................................ 1,124    24,380
#   Trinity Industries, Inc.................................. 3,800    88,198
    Triton International, Ltd................................   900    15,111
#   Triumph Group, Inc.......................................   920    28,364
*   TrueBlue, Inc............................................   575    12,840
*   Tutor Perini Corp........................................   100     2,512
    Tyco International P.L.C................................. 1,952    88,953

                                     1094

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES   VALUE+
                                                            ------ -----------
Industrials -- (Continued)
    UniFirst Corp..........................................   240  $    28,051
    Union Pacific Corp..................................... 4,649      432,589
*   United Continental Holdings, Inc....................... 2,770      129,885
    United Parcel Service, Inc. Class B.................... 1,300      140,530
*   United Rentals, Inc.................................... 1,304      103,890
    United Technologies Corp............................... 3,660      393,999
    Universal Forest Products, Inc.........................   400       43,248
    Universal Logistics Holdings, Inc......................   325        4,859
#   US Ecology, Inc........................................   400       18,120
#*  USG Corp............................................... 1,543       43,451
    Valmont Industries, Inc................................   500       65,475
*   Vectrus, Inc...........................................   240        7,476
*   Verisk Analytics, Inc..................................   650       55,432
*   Veritiv Corp...........................................    47        1,984
    Viad Corp..............................................   600       20,892
*   Virco Manufacturing Corp...............................   285        1,285
#*  Wabash National Corp................................... 1,350       19,548
*   WABCO Holdings, Inc....................................   200       20,054
#   Wabtec Corp............................................   600       41,100
*   Waste Connections Inc.................................. 1,700      126,616
    Waste Management, Inc.................................. 1,386       91,642
    Watsco, Inc............................................   200       28,808
    Watts Water Technologies, Inc. Class A.................   423       26,163
#   Werner Enterprises, Inc................................ 1,700       42,704
#*  Wesco Aircraft Holdings, Inc...........................   781       10,036
#*  WESCO International, Inc...............................   649       36,175
    West Corp.............................................. 1,008       22,287
#   Woodward, Inc.......................................... 1,000       58,540
#   WW Grainger, Inc.......................................   382       83,601
*   XPO Logistics, Inc.....................................   938       27,784
    Xylem, Inc............................................. 1,471       70,329
#*  YRC Worldwide, Inc.....................................   640        7,597
                                                                   -----------
Total Industrials..........................................         14,301,065
                                                                   -----------
Information Technology -- (18.4%)
*   3D Systems Corp........................................   300        4,017
    Accenture P.L.C. Class A...............................   633       71,409
*   ACI Worldwide, Inc..................................... 1,183       23,435
    Activision Blizzard, Inc............................... 1,673       67,188
*   Actua Corp.............................................   900        8,982
*   Acxiom Corp............................................ 1,000       22,950
*   Adobe Systems, Inc.....................................   473       46,288
    ADTRAN, Inc............................................   600       10,920
*   Advanced Energy Industries, Inc........................   676       27,527
*   Advanced Micro Devices, Inc............................ 3,158       21,664
*   Akamai Technologies, Inc............................... 1,295       65,436
*   Alliance Data Systems Corp.............................   130       30,111
*   Alphabet, Inc. Class A.................................   600      474,804
*   Alphabet, Inc. Class C.................................   601      462,043
    Amdocs, Ltd............................................ 1,200       70,032
*   Amkor Technology, Inc.................................. 4,400       27,676
#   Amphenol Corp. Class A................................. 1,000       59,520
    Analog Devices, Inc....................................   543       34,660

                                     1095

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES   VALUE+
                                                            ------ ----------
Information Technology -- (Continued)
*   Anixter International, Inc.............................    536 $   32,846
#*  ANSYS, Inc.............................................    500     44,680
    Apple, Inc............................................. 21,557  2,246,455
    Applied Materials, Inc.................................  4,132    108,630
*   Arista Networks, Inc...................................    275     19,599
*   ARRIS International P.L.C..............................  2,360     64,286
*   Arrow Electronics, Inc.................................  1,226     81,517
#*  Aspen Technology, Inc..................................    802     33,596
#*  Autodesk, Inc..........................................    300     17,835
    Automatic Data Processing, Inc.........................  1,000     88,950
*   AVG Technologies NV....................................    803     19,858
*   Avid Technology, Inc...................................     62        404
    Avnet, Inc.............................................  1,303     53,553
    AVX Corp...............................................  2,100     28,686
*   Aware, Inc.............................................    900      4,311
*   Axcelis Technologies, Inc..............................    651      6,966
*   AXT, Inc...............................................    300      1,125
    Badger Meter, Inc......................................    300     20,922
    Belden, Inc............................................    400     29,284
*   Benchmark Electronics, Inc.............................    868     20,346
    Blackbaud, Inc.........................................    583     38,974
*   Blackhawk Network Holdings, Inc........................    850     29,571
*   Blucora, Inc...........................................  1,000     10,210
    Booz Allen Hamilton Holding Corp.......................  1,250     38,600
*   Bottomline Technologies de, Inc........................    261      5,510
    Broadcom, Ltd..........................................  1,022    165,544
    Broadridge Financial Solutions, Inc....................    772     52,249
    Brocade Communications Systems, Inc....................  5,772     53,680
    Brooks Automation, Inc.................................  1,100     13,783
*   BSQUARE Corp...........................................    300      1,572
    CA, Inc................................................  2,897    100,381
    Cabot Microelectronics Corp............................    300     15,786
*   CACI International, Inc. Class A.......................    606     57,770
*   Cadence Design Systems, Inc............................  1,591     38,264
*   CalAmp Corp............................................    500      7,100
*   Calix, Inc.............................................    993      7,666
*   Cardtronics P.L.C. Class A.............................    982     43,198
#   Cass Information Systems, Inc..........................    212     11,018
    CDK Global, Inc........................................    333     19,244
    CDW Corp...............................................  1,079     46,321
*   Ceva, Inc..............................................     95      2,856
#*  Ciena Corp.............................................  1,171     22,471
*   Cimpress NV............................................    319     30,241
*   Cirrus Logic, Inc......................................    874     42,468
    Cisco Systems, Inc..................................... 26,292    802,695
*   Citrix Systems, Inc....................................    400     35,652
    Cognex Corp............................................    667     30,128
*   Cognizant Technology Solutions Corp. Class A...........  1,388     79,796
*   Coherent, Inc..........................................    424     44,965
    Cohu, Inc..............................................    600      6,336
#*  CommerceHub, Inc. Series A.............................     95      1,345
#*  CommerceHub, Inc. Series C.............................    191      2,671
*   CommScope Holding Co., Inc.............................    947     28,363

                                     1096

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Information Technology -- (Continued)
    Computer Sciences Corp..................................... 1,000  $ 47,830
#   Convergys Corp............................................. 1,717    45,758
*   CoreLogic, Inc............................................. 1,279    51,518
    Corning, Inc............................................... 3,467    77,037
#*  Covisint Corp..............................................   553     1,211
*   Cray, Inc..................................................   624    19,693
*   Cree, Inc..................................................   861    24,625
    CSG Systems International, Inc.............................   860    34,624
    CSRA, Inc.................................................. 1,000    26,920
*   CyberOptics Corp...........................................   300     5,181
#   Cypress Semiconductor Corp................................. 2,689    31,300
    Daktronics, Inc............................................   587     3,798
*   DHI Group, Inc............................................. 1,000     7,290
#   Diebold, Inc............................................... 1,306    36,881
*   Digi International, Inc....................................   900     9,999
*   Diodes, Inc................................................   900    16,659
#   Dolby Laboratories, Inc. Class A...........................   766    38,537
*   DSP Group, Inc.............................................   600     6,498
    DST Systems, Inc...........................................   620    76,465
*   DTS, Inc...................................................   500    13,895
    EarthLink Holdings Corp.................................... 3,100    21,018
*   eBay, Inc.................................................. 2,384    74,285
#   Ebix, Inc..................................................   762    40,630
*   EchoStar Corp. Class A.....................................   625    24,344
    Electro Rent Corp..........................................   677    10,473
*   Electro Scientific Industries, Inc.........................   800     5,416
*   Electronic Arts, Inc.......................................   800    61,056
#*  Electronics for Imaging, Inc...............................   416    18,425
    EMC Corp................................................... 8,959   253,361
#*  EnerNOC, Inc...............................................   785     5,872
*   Entegris, Inc.............................................. 3,153    53,885
#*  Envestnet, Inc.............................................   195     7,443
#*  EPAM Systems, Inc..........................................   278    19,527
    Epiq Systems, Inc..........................................   900    14,706
*   ePlus, Inc.................................................   109     9,168
*   Euronet Worldwide, Inc.....................................   500    38,130
*   Exar Corp.................................................. 1,140     9,553
*   ExlService Holdings, Inc...................................   500    24,755
#*  F5 Networks, Inc...........................................   300    37,026
*   Fabrinet...................................................   700    26,432
*   Facebook, Inc. Class A..................................... 2,293   284,194
#   Fair Isaac Corp............................................   200    25,328
*   Fairchild Semiconductor International, Inc................. 1,426    28,149
*   FARO Technologies, Inc.....................................   413    14,405
#   FEI Co.....................................................   400    42,568
    Fidelity National Information Services, Inc................ 1,249    99,333
#*  Finisar Corp............................................... 1,669    31,310
#*  First Solar, Inc........................................... 1,039    48,501
*   Fiserv, Inc................................................   800    88,288
#*  FleetCor Technologies, Inc.................................   715   108,451
*   Flextronics International, Ltd............................. 4,683    59,334
    FLIR Systems, Inc.......................................... 1,911    62,260
*   FormFactor, Inc............................................   744     6,956

                                     1097

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES   VALUE+
                                                            ------ ----------
Information Technology -- (Continued)
    Forrester Research, Inc................................    335 $   13,712
*   Frequency Electronics, Inc.............................    300      3,216
*   Gartner, Inc...........................................    300     30,075
*   Genpact, Ltd...........................................    745     19,944
    Global Payments, Inc...................................    950     70,927
*   Globant SA.............................................     69      2,911
#*  GrubHub, Inc...........................................    472     17,898
#*  GTT Communications, Inc................................    590     12,113
#*  Guidewire Software, Inc................................    209     12,847
    Hackett Group, Inc. (The)..............................    700      9,373
    Harris Corp............................................    839     72,674
    Hewlett Packard Enterprise Co..........................  7,149    150,272
    HP, Inc................................................  3,401     47,648
    IAC/InterActiveCorp....................................    813     47,121
*   ID Systems, Inc........................................    309      1,548
*   II-VI, Inc.............................................  1,177     23,658
    Ingram Micro, Inc. Class A.............................  2,108     72,178
*   Innodata, Inc..........................................    200        506
*   Insight Enterprises, Inc...............................    900     23,940
*   Integrated Device Technology, Inc......................  1,200     26,388
    Intel Corp............................................. 31,205  1,087,806
#   InterDigital, Inc......................................    694     40,981
    International Business Machines Corp...................  2,000    321,240
    Intersil Corp. Class A.................................  1,600     24,448
*   IntraLinks Holdings, Inc...............................  1,496     10,412
    Intuit, Inc............................................    400     44,396
#*  IPG Photonics Corp.....................................    803     67,685
*   Itron, Inc.............................................    400     17,076
*   Ixia...................................................  1,573     18,089
#   j2 Global, Inc.........................................    850     56,814
    Jabil Circuit, Inc.....................................  3,412     69,434
    Jack Henry & Associates, Inc...........................    476     42,483
    Juniper Networks, Inc..................................  1,989     45,130
*   Keysight Technologies, Inc.............................  1,334     39,006
*   Kimball Electronics, Inc...............................    500      6,310
    KLA-Tencor Corp........................................    700     52,997
*   Knowles Corp...........................................    500      6,720
*   Kulicke & Soffa Industries, Inc........................  1,300     16,328
    Lam Research Corp......................................  1,187    106,557
#*  Lattice Semiconductor Corp.............................  1,200      7,212
#   Leidos Holdings, Inc...................................    934     46,709
    Lexmark International, Inc. Class A....................  1,000     36,670
#   Linear Technology Corp.................................    740     44,393
*   Lionbridge Technologies, Inc...........................    322      1,452
    Littelfuse, Inc........................................    400     50,008
*   Lumentum Holdings, Inc.................................    359     10,860
#*  MACOM Technology Solutions Holdings, Inc...............    500     19,755
*   Manhattan Associates, Inc..............................    880     51,084
    ManTech International Corp. Class A....................    600     23,706
    Marvell Technology Group, Ltd..........................  4,348     51,089
    MasterCard, Inc. Class A...............................  2,000    190,480
    Maxim Integrated Products, Inc.........................    578     23,571
    MAXIMUS, Inc...........................................  1,000     58,920

                                     1098

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES   VALUE+
                                                            ------ ----------
Information Technology -- (Continued)
    Mentor Graphics Corp...................................  1,956 $   41,780
#   Methode Electronics, Inc...............................    707     24,766
#   Microchip Technology, Inc..............................    600     33,384
*   Micron Technology, Inc.................................  7,027     96,551
*   Microsemi Corp.........................................  1,873     73,047
    Microsoft Corp......................................... 22,691  1,286,126
*   MicroStrategy, Inc. Class A............................     80     13,991
    MKS Instruments, Inc...................................    900     41,112
*   MoneyGram International, Inc...........................  1,107      7,705
    Monolithic Power Systems, Inc..........................    300     21,816
    Monotype Imaging Holdings, Inc.........................    300      5,937
    Motorola Solutions, Inc................................    347     24,075
#   MTS Systems Corp.......................................    300     14,229
*   NAPCO Security Technologies, Inc.......................    600      4,362
#   National Instruments Corp..............................  1,367     39,206
*   NCR Corp...............................................  1,798     59,280
*   NeoPhotonics Corp......................................    221      2,774
#   NetApp, Inc............................................  2,261     59,577
*   NETGEAR, Inc...........................................    825     42,430
#*  Netscout Systems, Inc..................................    917     25,658
#*  NeuStar, Inc. Class A..................................    700     17,633
    NIC, Inc...............................................    700     16,324
*   Novanta, Inc...........................................    288      4,524
*   Nuance Communications, Inc.............................  2,974     47,792
#   NVIDIA Corp............................................  2,765    157,881
#*  Oclaro, Inc............................................    500      2,865
*   ON Semiconductor Corp..................................  6,131     61,494
    Oracle Corp............................................  8,569    351,672
*   OSI Systems, Inc.......................................    500     29,735
*   PAR Technology Corp....................................    400      2,060
#   Paychex, Inc...........................................    900     53,352
#*  Paycom Software, Inc...................................    315     14,871
*   PayPal Holdings, Inc...................................  1,900     70,756
    PC Connection, Inc.....................................    590     15,228
*   PCM, Inc...............................................    400      6,648
*   PDF Solutions, Inc.....................................    800     13,200
    Pegasystems, Inc.......................................    944     26,338
*   Perficient, Inc........................................    700     15,554
*   Photronics, Inc........................................  1,100     10,626
    Plantronics, Inc.......................................    600     28,944
*   Plexus Corp............................................    700     32,158
*   Polycom, Inc...........................................  1,800     22,302
    Power Integrations, Inc................................    228     13,012
*   Progress Software Corp.................................    600     17,436
*   PTC, Inc...............................................    400     15,892
*   QLogic Corp............................................  1,500     23,280
*   Qorvo, Inc.............................................    869     54,947
    QUALCOMM, Inc..........................................  7,297    456,646
*   Qualys, Inc............................................    360     11,300
#*  Rackspace Hosting, Inc.................................  1,100     25,773
#*  Rambus, Inc............................................  1,189     16,075
*   Red Hat, Inc...........................................    628     47,282
    Reis, Inc..............................................    200      5,056

                                     1099

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Information Technology -- (Continued)
*   Rofin-Sinar Technologies, Inc..............................   400  $ 12,640
*   Rogers Corp................................................   400    27,376
*   Rovi Corp..................................................   515     9,687
*   Rudolph Technologies, Inc.................................. 1,000    17,620
    Sabre Corp.................................................   500    14,575
*   salesforce.com, Inc........................................   300    24,540
*   Sanmina Corp............................................... 1,100    27,874
*   ScanSource, Inc............................................   400    16,412
    Science Applications International Corp....................   827    50,249
*   Seachange International, Inc...............................   516     1,651
#   Seagate Technology P.L.C................................... 1,020    32,671
*   Semtech Corp...............................................   700    17,794
#*  ServiceSource International, Inc...........................    89       402
*   ShoreTel, Inc.............................................. 1,500    11,010
*   Silicon Laboratories, Inc..................................   400    21,312
#   Skyworks Solutions, Inc....................................   982    64,832
*   Sonus Networks, Inc........................................   475     4,094
#*  Splunk, Inc................................................   300    18,762
    SS&C Technologies Holdings, Inc............................   800    25,776
#*  Stamps.com, Inc............................................   100     7,580
*   StarTek, Inc...............................................   300     1,266
#*  SunPower Corp.............................................. 1,332    19,421
*   Super Micro Computer, Inc..................................   166     3,577
*   Sykes Enterprises, Inc..................................... 1,080    33,145
    Symantec Corp.............................................. 1,600    32,688
#*  Synaptics, Inc.............................................   401    20,832
#*  Synchronoss Technologies, Inc..............................   162     6,049
    SYNNEX Corp................................................   700    70,371
*   Synopsys, Inc..............................................   682    36,937
*   Syntel, Inc................................................ 1,064    48,210
*   Systemax, Inc..............................................   988     8,843
#*  Take-Two Interactive Software, Inc.........................   601    24,148
    TE Connectivity, Ltd....................................... 1,771   106,756
*   Tech Data Corp.............................................   800    62,344
*   Telenav, Inc...............................................   500     2,490
    TeleTech Holdings, Inc..................................... 1,009    28,797
#*  Teradata Corp..............................................   844    23,953
    Teradyne, Inc.............................................. 2,728    53,878
    Tessco Technologies, Inc...................................   150     2,016
    Tessera Technologies, Inc.................................. 1,053    33,843
    Texas Instruments, Inc..................................... 2,281   159,100
    Total System Services, Inc.................................   912    46,439
    Travelport Worldwide, Ltd..................................   861    11,615
#*  Trimble Navigation, Ltd.................................... 1,400    37,016
*   TTM Technologies, Inc...................................... 1,827    18,179
#*  Ubiquiti Networks, Inc.....................................   700    31,304
*   Ultratech, Inc.............................................   600    14,664
*   Vantiv, Inc. Class A....................................... 1,067    58,440
#*  Veeco Instruments, Inc.....................................   700    11,739
#*  VeriFone Systems, Inc...................................... 1,600    30,656
*   Verint Systems, Inc........................................   500    17,635
#*  VeriSign, Inc..............................................   300    25,983
#*  ViaSat, Inc................................................   629    46,439

                                     1100

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             SHARES   VALUE+
                                                             ------ -----------
Information Technology -- (Continued)
*   Viavi Solutions, Inc.................................... 1,795  $    12,798
#   Visa, Inc. Class A...................................... 3,800      296,590
#   Vishay Intertechnology, Inc............................. 3,100       41,323
*   Web.com Group, Inc......................................   966       18,219
#*  WebMD Health Corp.......................................   551       33,616
#   Western Digital Corp.................................... 2,284      108,513
    Western Union Co. (The)................................. 1,501       30,020
#*  WEX, Inc................................................   500       46,840
*   Workday, Inc. Class A...................................   125       10,417
    Xerox Corp.............................................. 7,447       76,704
    Xilinx, Inc............................................. 1,749       89,339
*   Yahoo!, Inc............................................. 2,370       90,510
#*  Zebra Technologies Corp. Class A........................   373       19,773
*   Zedge, Inc. Class B.....................................   168          699
#*  Zillow Group, Inc. Class A..............................   402       15,843
*   Zillow Group, Inc. Class C..............................   324       12,717
*   Zix Corp................................................ 1,300        5,278
*   Zynga, Inc. Class A..................................... 6,854       19,671
                                                                    -----------
Total Information Technology................................         17,988,972
                                                                    -----------
Materials -- (4.9%)
    A Schulman, Inc.........................................   719       21,074
    AEP Industries, Inc.....................................   200       16,092
    Air Products & Chemicals, Inc...........................   700      104,594
*   AK Steel Holding Corp................................... 2,700       17,712
    Albemarle Corp..........................................   728       61,276
#   Alcoa, Inc.............................................. 6,498       69,009
#   Allegheny Technologies, Inc.............................   882       15,708
    American Vanguard Corp..................................   800       11,904
    AptarGroup, Inc......................................... 1,000       78,180
    Ashland, Inc............................................   441       49,939
    Avery Dennison Corp.....................................   702       54,679
    Axiall Corp............................................. 1,023       33,401
#   Ball Corp...............................................   600       42,402
    Bemis Co., Inc.......................................... 2,200      112,288
*   Berry Plastics Group, Inc...............................   800       32,800
*   Boise Cascade Co........................................   801       21,763
    Cabot Corp..............................................   896       43,626
    Calgon Carbon Corp...................................... 1,200       16,560
    Carpenter Technology Corp...............................   800       31,400
    Celanese Corp. Series A.................................   844       53,527
#*  Century Aluminum Co..................................... 1,302        9,882
    CF Industries Holdings, Inc............................. 2,650       65,402
    Chase Corp..............................................   300       18,177
    Chemours Co. (The)......................................   519        4,827
*   Chemtura Corp...........................................   994       27,921
*   Clearwater Paper Corp...................................   400       25,164
    Commercial Metals Co.................................... 2,000       33,080
#   Compass Minerals International, Inc.....................   700       48,713
*   Core Molding Technologies, Inc..........................   300        4,776
*   Crown Holdings, Inc.....................................   500       26,485
#   Deltic Timber Corp......................................   200       13,784
    Domtar Corp............................................. 1,304       51,338

                                     1101

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE+
                                                          ------ --------
Materials -- (Continued)
    Dow Chemical Co. (The)............................... 4,429  $237,704
    Eagle Materials, Inc.................................   501    42,059
    Eastman Chemical Co.................................. 1,300    84,799
    Ecolab, Inc..........................................   592    70,081
    EI du Pont de Nemours & Co........................... 1,709   118,212
*   Ferro Corp........................................... 1,200    15,552
#   FMC Corp.............................................   600    28,524
#   Freeport-McMoRan, Inc................................ 3,166    41,031
    Friedman Industries, Inc.............................   300     1,728
    FutureFuel Corp......................................   801     9,179
*   GCP Applied Technologies, Inc........................   400    11,012
    Graphic Packaging Holding Co......................... 6,211    84,718
    Greif, Inc. Class A..................................   600    24,078
    Greif, Inc. Class B..................................   234    12,395
    Hawkins, Inc.........................................   233     9,958
    Haynes International, Inc............................   259     9,837
    HB Fuller Co.........................................   900    41,904
*   Headwaters, Inc...................................... 1,271    25,280
    Hecla Mining Co...................................... 2,880    18,691
    Huntsman Corp........................................ 3,684    56,955
*   Ingevity Corp........................................   163     6,238
    Innophos Holdings, Inc...............................   408    17,568
    Innospec, Inc........................................   558    28,051
    International Flavors & Fragrances, Inc..............   300    39,975
    International Paper Co............................... 3,680   168,581
    Kaiser Aluminum Corp.................................   224    18,558
    KapStone Paper and Packaging Corp.................... 2,800    39,984
    KMG Chemicals, Inc...................................   300     8,247
*   Koppers Holdings, Inc................................   225     7,115
*   Kraton Performance Polymers, Inc.....................   400    11,964
    Kronos Worldwide, Inc................................   564     3,187
*   Louisiana-Pacific Corp............................... 2,175    43,935
#*  LSB Industries, Inc..................................   149     1,725
    LyondellBasell Industries NV Class A................. 1,227    92,344
    Martin Marietta Materials, Inc.......................   237    48,028
    Materion Corp........................................   491    12,967
    Mercer International, Inc............................   800     6,312
    Minerals Technologies, Inc...........................   600    39,156
    Monsanto Co..........................................   900    96,093
#   Mosaic Co. (The)..................................... 1,985    53,595
    Myers Industries, Inc................................   775    11,586
    Neenah Paper, Inc....................................   173    13,049
    NewMarket Corp.......................................   100    42,794
    Newmont Mining Corp.................................. 4,078   179,432
    Nucor Corp........................................... 2,270   121,763
#   Olin Corp............................................ 2,917    60,965
    Olympic Steel, Inc...................................   300     8,598
#*  Owens-Illinois, Inc.................................. 3,096    58,174
    Packaging Corp. of America...........................   900    67,221
    PH Glatfelter Co.....................................   800    16,528
#*  Platform Specialty Products Corp..................... 1,061     9,761
#   PolyOne Corp......................................... 1,211    42,470
    PPG Industries, Inc..................................   680    71,203

                                     1102

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                              SHARES   VALUE+
                                                              ------ ----------
Materials -- (Continued)
             Praxair, Inc....................................    700 $   81,578
             Quaker Chemical Corp............................    200     19,132
             Rayonier Advanced Materials, Inc................    454      6,252
             Reliance Steel & Aluminum Co....................  1,407    110,365
#*           Rentech, Inc....................................    193        494
#            Royal Gold, Inc.................................    800     67,632
             RPM International, Inc..........................    599     32,502
             Schnitzer Steel Industries, Inc. Class A........    600     11,694
#            Scotts Miracle-Gro Co. (The) Class A............    436     32,155
             Sealed Air Corp.................................    862     40,669
             Sensient Technologies Corp......................    512     37,801
             Sherwin-Williams Co. (The)......................    200     59,946
#            Silgan Holdings, Inc............................  1,300     64,454
             Sonoco Products Co..............................  1,434     73,034
#            Southern Copper Corp............................    400     10,396
             Steel Dynamics, Inc.............................  2,610     70,000
             Stepan Co.......................................    600     38,586
#*           Stillwater Mining Co............................  1,900     29,070
             TimkenSteel Corp................................    550      5,511
             Tredegar Corp...................................    800     14,160
             Trinseo SA......................................    800     39,832
#            United States Steel Corp........................  1,330     36,562
#*           US Concrete, Inc................................    202     13,029
             Valspar Corp. (The).............................    500     53,235
             Vulcan Materials Co.............................    694     86,042
#            Westlake Chemical Corp..........................  1,044     47,753
             WestRock Co.....................................  1,379     59,173
             Worthington Industries, Inc.....................    900     39,879
             WR Grace & Co...................................    400     29,948
                                                                     ----------
Total Materials..............................................         4,819,231
                                                                     ----------
Other -- (0.0%)
(degrees)#*  Gerber Scientific, Inc. Escrow Shares...........    900         --
(degrees)*   Softbrands, Inc. Escrow Shares..................    600         --
                                                                     ----------
Total Other..................................................                --
                                                                     ----------
Telecommunication Services -- (3.4%)
             AT&T, Inc....................................... 34,951  1,513,029
             ATN International, Inc..........................    400     29,408
#            CenturyLink, Inc................................  7,300    229,512
*            Cincinnati Bell, Inc............................  3,500     17,500
#            Cogent Communications Holdings, Inc.............    587     25,082
             Consolidated Communications Holdings, Inc.......    827     23,115
             Frontier Communications Corp....................  5,236     27,227
*            General Communication, Inc. Class A.............  1,100     16,929
             IDT Corp. Class B...............................    504      7,691
             Inteliquent, Inc................................    900     18,495
#*           Iridium Communications, Inc.....................  1,497     13,443
*            Level 3 Communications, Inc.....................  1,581     79,999
*            Lumos Networks Corp.............................    200      2,340
*            ORBCOMM, Inc....................................  1,200     12,708
*            SBA Communications Corp. Class A................    500     57,500

                                     1103

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                         SHARES   VALUE+
                                                         ------ ----------
Telecommunication Services -- (Continued)
    Shenandoah Telecommunications Co....................  1,422 $   58,416
#*  T-Mobile US, Inc....................................  1,696     78,593
    Telephone & Data Systems, Inc.......................  1,913     60,240
*   United States Cellular Corp.........................    324     13,106
    Verizon Communications, Inc......................... 16,942    938,756
*   Vonage Holdings Corp................................  3,429     20,334
    Windstream Holdings, Inc............................  1,601     14,905
                                                                ----------
Total Telecommunication Services........................         3,258,328
                                                                ----------
Utilities -- (2.7%)
    AES Corp............................................  2,191     27,059
#   ALLETE, Inc.........................................    400     25,540
    Alliant Energy Corp.................................    800     32,200
    Ameren Corp.........................................    900     47,196
    American Electric Power Co., Inc....................    600     41,580
    American States Water Co............................    600     25,920
    American Water Works Co., Inc.......................    506     41,785
    Aqua America, Inc...................................  1,225     42,434
    Atmos Energy Corp...................................    504     40,214
#   Avangrid, Inc.......................................    414     18,688
#   Avista Corp.........................................    800     34,800
#   Black Hills Corp....................................    700     44,135
#   California Water Service Group......................    600     20,238
*   Calpine Corp........................................  4,072     55,949
#   CenterPoint Energy, Inc.............................  1,600     38,272
    Chesapeake Utilities Corp...........................    161     10,315
    CMS Energy Corp.....................................    700     31,626
    Connecticut Water Service, Inc......................     88      4,492
#   Consolidated Edison, Inc............................    400     32,032
#   Dominion Resources, Inc.............................  1,000     78,020
    DTE Energy Co.......................................    500     48,760
    Duke Energy Corp....................................    996     85,248
#*  Dynegy, Inc.........................................  1,316     19,911
    Edison International................................    500     38,690
    El Paso Electric Co.................................    515     24,555
    Empire District Electric Co. (The)..................    500     16,865
    Entergy Corp........................................    300     24,417
    Eversource Energy...................................    787     46,032
    Exelon Corp.........................................  1,149     42,835
    FirstEnergy Corp....................................    500     17,460
    Genie Energy, Ltd. Class B..........................    400      2,568
    Great Plains Energy, Inc............................  1,400     41,692
    Hawaiian Electric Industries, Inc...................  1,100     34,155
    IDACORP, Inc........................................    415     33,553
    ITC Holdings Corp...................................    922     42,643
#   MDU Resources Group, Inc............................    778     18,711
    MGE Energy, Inc.....................................    600     33,690
#   Middlesex Water Co..................................    300     12,393
#   National Fuel Gas Co................................    456     25,769
    New Jersey Resources Corp...........................    600     22,344
    NextEra Energy, Inc.................................    700     89,803
    NiSource, Inc.......................................  1,112     28,534
    Northwest Natural Gas Co............................    400     25,976

                                     1104

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Utilities -- (Continued)
#            NorthWestern Corp.............................     500 $    30,370
             NRG Energy, Inc...............................   4,225      58,474
             NRG Yield, Inc. Class A.......................     194       3,333
             NRG Yield, Inc. Class C.......................     700      12,558
#            OGE Energy Corp...............................     800      25,736
#            ONE Gas, Inc..................................     621      40,340
#            Ormat Technologies, Inc.......................     900      41,076
             Otter Tail Corp...............................     600      20,910
             Pattern Energy Group, Inc.....................      55       1,340
             PG&E Corp.....................................     600      38,364
             Piedmont Natural Gas Co., Inc.................     800      47,840
             Pinnacle West Capital Corp....................     300      23,661
#            PNM Resources, Inc............................     900      30,924
#            Portland General Electric Co..................     700      30,569
             PPL Corp......................................     800      30,168
             Public Service Enterprise Group, Inc..........     900      41,409
             Questar Corp..................................   1,400      35,238
             SCANA Corp....................................     400      29,976
             Sempra Energy.................................     400      44,752
             SJW Corp......................................     211       8,938
             South Jersey Industries, Inc..................     800      25,504
             Southern Co. (The)............................   1,400      74,900
             Southwest Gas Corp............................     400      31,000
#            Spire, Inc....................................     300      20,820
*            Talen Energy Corp.............................      99       1,346
             UGI Corp......................................   3,072     139,039
             Unitil Corp...................................     100       4,374
             Vectren Corp..................................     600      31,038
             WEC Energy Group, Inc.........................     799      51,863
             Westar Energy, Inc............................     800      44,456
             WGL Holdings, Inc.............................     600      42,474
             Xcel Energy, Inc..............................     900      39,582
             York Water Co. (The)..........................     360      11,318
                                                                    -----------
Total Utilities............................................           2,582,789
                                                                    -----------
TOTAL COMMON STOCKS........................................          87,033,462
                                                                    -----------
RIGHTS/WARRANTS -- (0.0%)
(degrees)*   Leap Wireless International, Inc. Contingent
               Value Rights................................   2,100          --
(degrees)#*  Safeway Casa Ley Contingent Value Rights......   1,200       1,218
(degrees)#*  Safeway PDC, LLC Contingent Value Rights......   1,200          58
TOTAL RIGHTS/WARRANTS......................................               1,276
                                                                    -----------
TOTAL INVESTMENT SECURITIES................................          87,034,738
                                                                    -----------
SECURITIES LENDING COLLATERAL -- (10.8%)
(S)@         DFA Short Term Investment Fund................ 914,312  10,578,594
                                                                    -----------
TOTAL INVESTMENTS -- (100.0%) (Cost $69,741,068)^^.........         $97,613,332
                                                                    ===========

                                     1105

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    -------------------------------------------
                                      LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                    ----------- ----------- ------- -----------
Common Stocks
   Consumer Discretionary.......... $15,068,813          --   --    $15,068,813
   Consumer Staples................   5,854,320          --   --      5,854,320
   Energy..........................   6,848,250          --   --      6,848,250
   Financials......................  16,311,694          --   --     16,311,694
   Industrials.....................  14,301,065          --   --     14,301,065
   Information Technology..........  17,988,972          --   --     17,988,972
   Materials.......................   4,819,231          --   --      4,819,231
   Other...........................          --          --   --             --
   Telecommunication Services......   3,258,328          --   --      3,258,328
   Utilities.......................   2,582,789          --   --      2,582,789
Rights/Warrants....................          -- $     1,276   --          1,276
Securities Lending Collateral......          --  10,578,594   --     10,578,594
                                    ----------- -----------   --    -----------
TOTAL.............................. $87,033,462 $10,579,870   --    $97,613,332
                                    =========== ===========   ==    ===========

                                     1106

               CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)
                                                          SHARES VALUE++
                                                          ------ --------
COMMON STOCKS -- (96.6%)

AUSTRALIA -- (6.4%)
    Adelaide Brighton, Ltd...............................  7,168 $ 32,214
    ALS, Ltd.............................................  3,328   12,921
    Alumina, Ltd......................................... 29,112   29,435
    Amcor, Ltd...........................................  6,427   73,449
    AMP, Ltd............................................. 31,088  137,544
#*  APN News & Media, Ltd................................  1,604    5,023
#   ARB Corp., Ltd.......................................    443    6,116
    Ardent Leisure Group.................................  8,718   14,070
#*  Arrium, Ltd.......................................... 32,904      550
    Asciano, Ltd......................................... 19,708  137,040
*   Ausdrill, Ltd........................................  3,727    2,830
#   AusNet Services...................................... 21,363   28,746
    Australia & New Zealand Banking Group, Ltd........... 18,347  360,967
#*  Australian Agricultural Co., Ltd..................... 10,040   15,507
    Automotive Holdings Group, Ltd.......................  7,603   24,920
*   AWE, Ltd............................................. 11,677    8,015
    Bank of Queensland, Ltd..............................  3,589   28,873
    Beach Energy, Ltd.................................... 44,398   19,195
*   Beadell Resources, Ltd............................... 38,340   15,231
    Bendigo & Adelaide Bank, Ltd.........................  4,911   37,947
    BHP Billiton, Ltd.................................... 20,901  309,798
    BHP Billiton, Ltd. Sponsored ADR.....................  2,200   65,318
*   Billabong International, Ltd.........................  2,604    3,086
    BlueScope Steel, Ltd................................. 12,070   77,869
    Boral, Ltd........................................... 13,765   71,985
*   Bradken, Ltd.........................................  4,982    6,260
    Brambles, Ltd........................................  3,782   38,689
    Breville Group, Ltd..................................  2,941   17,952
    Brickworks, Ltd......................................    846    9,669
#   Cabcharge Australia, Ltd.............................  1,270    3,831
    Caltex Australia, Ltd................................    854   21,597
#   Cardno, Ltd..........................................  3,548    1,549
    carsales.com, Ltd....................................  2,372   22,937
    Cash Converters International, Ltd................... 15,872    5,336
    Challenger, Ltd...................................... 10,518   76,055
    CIMIC Group, Ltd.....................................  1,225   27,245
    Cleanaway Waste Management, Ltd...................... 49,648   32,271
    Coca-Cola Amatil, Ltd................................  4,079   28,535
    Collins Foods, Ltd...................................  4,293   13,747
    Commonwealth Bank of Australia.......................  3,672  216,158
    Computershare, Ltd...................................  5,369   36,251
#   Credit Corp. Group, Ltd..............................  1,551   15,717
    CSR, Ltd............................................. 16,074   47,052
    Domino's Pizza Enterprises, Ltd......................  1,192   68,291
    Downer EDI, Ltd......................................  7,987   25,395
    DuluxGroup, Ltd......................................  4,500   22,732
*   Elders, Ltd..........................................    931    2,763
#*  Energy World Corp., Ltd.............................. 12,801    2,722
    Event Hospitality and Entertainment, Ltd.............  1,588   17,863
    Evolution Mining, Ltd................................ 12,144   26,576
    Fairfax Media, Ltd................................... 60,766   48,549

                                     1107

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
AUSTRALIA -- (Continued)
#   Flight Centre Travel Group, Ltd......................    646 $ 15,831
    Fortescue Metals Group, Ltd.......................... 22,261   75,924
    GrainCorp, Ltd. Class A..............................  5,558   35,862
    GWA Group, Ltd.......................................  5,307    8,501
    Harvey Norman Holdings, Ltd.......................... 12,250   45,066
*   Hills, Ltd...........................................  5,255      978
*   Horizon Oil, Ltd..................................... 29,979    1,030
    Iluka Resources, Ltd.................................  6,877   36,688
    Incitec Pivot, Ltd................................... 28,258   61,871
    Independence Group NL................................ 10,308   32,067
    Insurance Australia Group, Ltd....................... 31,053  142,829
    InvoCare, Ltd........................................  2,186   24,352
#   IOOF Holdings, Ltd...................................  4,072   28,019
    IRESS, Ltd...........................................  3,256   27,991
    James Hardie Industries P.L.C. Sponsored ADR.........  2,500   41,525
#   JB Hi-Fi, Ltd........................................  2,013   39,718
*   Kingsgate Consolidated, Ltd..........................    631      197
*   Macmahon Holdings, Ltd............................... 39,034    3,115
    Macquarie Group, Ltd.................................  2,109  119,397
    Magellan Financial Group, Ltd........................  1,532   26,641
    Melbourne IT, Ltd....................................  5,334    6,985
    Metals X, Ltd........................................    620      775
*   Metcash, Ltd......................................... 17,754   29,103
*   Mincor Resources NL..................................  4,393    1,326
    Mineral Resources, Ltd...............................  3,218   24,132
#   MMA Offshore, Ltd....................................  8,708    1,956
    Monadelphous Group, Ltd..............................  1,985   15,918
*   Mount Gibson Iron, Ltd...............................  8,762    1,929
    Myer Holdings, Ltd................................... 30,365   30,866
    National Australia Bank, Ltd......................... 15,091  305,082
    Navitas, Ltd.........................................  5,275   23,822
    New Hope Corp., Ltd..................................  3,628    4,415
*   Newcrest Mining, Ltd.................................  6,100  118,807
    Northern Star Resources, Ltd.........................  9,219   37,680
    Nufarm, Ltd..........................................  5,093   32,111
#   Orica, Ltd...........................................  7,459   80,534
    Orora, Ltd........................................... 19,908   43,618
    OZ Minerals, Ltd.....................................  8,700   42,596
#*  Paladin Energy, Ltd..................................  8,694    1,298
    Peet, Ltd............................................  7,973    5,790
    Perpetual, Ltd.......................................    794   27,491
    Platinum Asset Management, Ltd.......................    591    2,723
    PMP, Ltd............................................. 15,111    6,714
    Programmed Maintenance Services, Ltd.................  3,981    6,253
    Qantas Airways, Ltd.................................. 23,512   56,450
#   Qube Holdings, Ltd................................... 14,416   27,925
*   Ramelius Resources, Ltd.............................. 25,470   11,312
    RCR Tomlinson, Ltd...................................  7,109   10,943
    Reece, Ltd...........................................    772   22,872
*   Resolute Mining, Ltd................................. 10,174   13,135
    Retail Food Group, Ltd...............................  4,745   20,842
    Rio Tinto, Ltd.......................................  3,728  142,265
    SAI Global, Ltd......................................  5,683   15,386

                                     1108

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
AUSTRALIA -- (Continued)
    Sandfire Resources NL................................  1,850 $    8,125
    Santos, Ltd.......................................... 11,740     40,133
#   Seek, Ltd............................................  3,829     48,722
*   Senex Energy, Ltd.................................... 31,081      6,421
    Seven Group Holdings, Ltd............................  3,972     20,747
    Seven West Media, Ltd................................ 18,225     14,387
#   Slater & Gordon, Ltd.................................    528        163
    SMS Management & Technology, Ltd.....................  2,472      3,476
*   South32, Ltd......................................... 19,895     28,054
*   South32, Ltd. ADR....................................  2,745     19,009
    Southern Cross Media Group, Ltd...................... 18,980     18,220
    Spark Infrastructure Group........................... 17,357     34,582
*   St Barbara, Ltd......................................  2,817      6,572
    Suncorp Group, Ltd...................................  3,379     34,495
    Sunland Group, Ltd...................................  7,830      8,595
#   Super Retail Group, Ltd..............................  4,028     30,045
    Sydney Airport.......................................  3,330     19,176
    Tassal Group, Ltd....................................  6,365     19,949
    Telstra Corp., Ltd...................................  9,755     42,786
*   Ten Network Holdings, Ltd............................  6,400      5,581
    TFS Corp., Ltd.......................................  3,576      4,430
    Tox Free Solutions, Ltd..............................  2,799      5,629
    TPG Telecom, Ltd.....................................  1,456     14,233
    Transurban Group.....................................  1,983     18,947
*   UGL, Ltd.............................................  1,662      3,110
    Village Roadshow, Ltd................................  1,430      5,854
*   Virgin Australia Holdings, Ltd.().................... 46,180         --
*   Virgin Australia Holdings, Ltd.(B43DQC7)............. 62,673     11,449
    Vocus Communications, Ltd............................  7,293     49,594
    Wesfarmers, Ltd......................................  3,949    129,152
    Westpac Banking Corp. Sponsored ADR..................  7,016    165,507
#*  Whitehaven Coal, Ltd.................................  1,338      1,729
    Woodside Petroleum, Ltd..............................  7,357    150,284
    Woolworths, Ltd......................................  1,748     31,151
#   WorleyParsons, Ltd...................................  4,524     25,898
    WPP AUNZ, Ltd........................................ 10,662     10,209
                                                                 ----------
TOTAL AUSTRALIA..........................................         5,331,461
                                                                 ----------
AUSTRIA -- (0.5%)
    Agrana Beteiligungs AG...............................    101     11,228
    ANDRITZ AG...........................................    480     24,473
    Atrium European Real Estate, Ltd.....................  2,982     13,136
    Austria Technologie & Systemtechnik AG...............    289      3,429
    Conwert Immobilien Invest SE.........................    995     16,370
    Erste Group Bank AG..................................    964     25,548
    EVN AG...............................................    660      7,712
*   IMMOFINANZ AG........................................  3,670      7,990
    Lenzing AG...........................................    229     24,007
    Mayr Melnhof Karton AG...............................    204     22,366
    Oesterreichische Post AG.............................    380     13,261
    OMV AG...............................................  3,924    104,813
    POLYTEC Holding AG...................................    317      2,628
*   Raiffeisen Bank International AG.....................  2,065     27,247

                                     1109

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                              SHARES VALUE++
                                                              ------ --------
AUSTRIA -- (Continued)
    S IMMO AG................................................ 1,165  $ 11,266
    Semperit AG Holding......................................   156     5,059
    Strabag SE...............................................   412    12,889
    Telekom Austria AG....................................... 1,260     7,413
    Verbund AG............................................... 1,435    22,472
    Vienna Insurance Group AG Wiener Versicherung Gruppe.....   492     9,757
    Voestalpine AG........................................... 1,405    49,548
    Zumtobel Group AG........................................   642     9,743
                                                                     --------
TOTAL AUSTRIA................................................         432,355
                                                                     --------
BELGIUM -- (1.2%)
    Ackermans & van Haaren NV................................   593    71,778
    Ageas.................................................... 2,702    90,821
    Banque Nationale de Belgique.............................     6    19,048
    Bekaert SA...............................................   983    45,049
    bpost SA.................................................   173     4,534
    Cie d'Entreprises CFE....................................   220    20,258
    Colruyt SA............................................... 1,321    73,688
    D'ieteren SA.............................................   477    20,901
    Econocom Group SA........................................ 1,603    20,996
    Elia System Operator SA..................................   191    10,180
    Euronav NV............................................... 3,095    26,674
    EVS Broadcast Equipment SA...............................   132     4,457
    Exmar NV.................................................   649     4,561
*   KBC Group NV.............................................   739    38,414
    Kinepolis Group NV.......................................   156     6,967
    Melexis NV...............................................   479    31,451
*   Nyrstar NV............................................... 3,926    35,771
    Ontex Group NV...........................................   160     5,781
*   Orange Belgium SA........................................ 1,400    33,939
    Proximus SADP............................................ 3,128    97,643
    Sipef SA.................................................    98     5,263
    Solvay SA................................................   736    76,401
*   Telenet Group Holding NV.................................   543    25,753
*   Tessenderlo Chemie NV.................................... 1,111    37,794
#   Umicore SA............................................... 2,281   131,978
    Van de Velde NV..........................................   206    15,016
*   Viohalco SA.............................................. 1,602     2,393
                                                                     --------
TOTAL BELGIUM................................................         957,509
                                                                     --------
CANADA -- (8.6%)
    Absolute Software Corp...................................   500     3,060
    Aecon Group, Inc......................................... 1,800    23,974
    AGF Management, Ltd. Class B............................. 1,754     6,851
    Agnico Eagle Mines, Ltd.(008474108)......................   943    54,826
    Agnico Eagle Mines, Ltd.(2009823)........................   818    47,597
    Agrium, Inc.(008916108)..................................   961    87,220
    Agrium, Inc.(2213538)....................................   800    72,608
    AGT Food & Ingredients, Inc..............................   615    14,918
    Aimia, Inc............................................... 2,960    19,474
*   Alacer Gold Corp......................................... 4,256    10,855
    Alamos Gold, Inc. Class A................................ 1,033     9,649

                                     1110

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
CANADA -- (Continued)
    Algonquin Power & Utilities Corp.....................  3,600 $ 33,666
    Alimentation Couche-Tard, Inc. Class B...............    667   30,156
    Altus Group, Ltd.....................................    530    9,580
    ARC Resources, Ltd...................................  2,660   46,797
*   Argonaut Gold, Inc...................................    172      472
*   Asanko Gold, Inc.....................................  2,900   12,660
    Atco, Ltd. Class I...................................    600   22,614
#*  Athabasca Oil Corp...................................  6,553    6,173
*   ATS Automation Tooling Systems, Inc..................    300    2,291
*   AuRico Metals, Inc...................................  2,212    1,915
    AutoCanada, Inc......................................    359    5,843
#*  Avigilon Corp........................................    678    6,891
*   B2Gold Corp..........................................  9,700   30,386
#   Badger Daylighting, Ltd..............................    679   10,671
#*  Ballard Power Systems, Inc...........................  2,600    5,018
    Bank of Montreal(063671101)..........................    899   57,644
#   Bank of Montreal(2076009)............................  3,044  195,139
    Bank of Nova Scotia (The)(2076281)...................  4,072  206,805
    Bank of Nova Scotia (The)(064149107).................  1,504   76,358
*   Bankers Petroleum, Ltd............................... 10,000   15,471
    Barrick Gold Corp....................................  7,482  163,557
#   Baytex Energy Corp...................................  1,140    5,352
    BCE, Inc.............................................    604   28,926
#*  Bellatrix Exploration, Ltd...........................  1,758    1,508
#*  Birchcliff Energy, Ltd...............................  2,200   15,906
    Black Diamond Group, Ltd.............................  1,000    3,883
*   BlackBerry, Ltd......................................  4,667   35,469
#*  BlackPearl Resources, Inc............................  5,400    4,177
    Bonavista Energy Corp................................  4,473   12,059
    Bonterra Energy Corp.................................    198    3,753
    Boralex, Inc. Class A................................    874   13,355
    CAE, Inc.(124765108).................................  2,197   29,286
    CAE, Inc.(2162760)...................................  2,040   27,218
    Calfrac Well Services, Ltd...........................  1,440    3,276
    Cameco Corp..........................................  2,707   25,879
    Canaccord Genuity Group, Inc.........................  1,669    6,047
    Canadian Imperial Bank of Commerce(136069101)........    140   10,633
    Canadian Imperial Bank of Commerce(2170525)..........  1,227   93,215
    Canadian National Railway Co.(136375102).............  1,058   66,876
    Canadian National Railway Co.(2180632)...............  1,200   76,072
    Canadian Natural Resources, Ltd.(136385101)..........  6,871  207,710
    Canadian Natural Resources, Ltd.(2171573)............  2,474   74,922
    Canadian Pacific Railway, Ltd........................    300   44,945
    Canadian Tire Corp., Ltd. Class A....................    596   62,624
    Canadian Utilities, Ltd. Class A.....................    600   18,469
#   Canadian Western Bank................................  1,800   34,769
    Canam Group, Inc.....................................  1,300   10,465
*   Canfor Corp..........................................    830    9,853
    Canfor Pulp Products, Inc............................  1,000    7,988
    Canyon Services Group, Inc...........................    898    3,329
    Capital Power Corp...................................  1,079   17,355
*   Capstone Mining Corp.................................  9,500    6,257
    Cascades, Inc........................................  2,400   17,977

                                     1111

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ -------
CANADA -- (Continued)
*   Celestica, Inc.(15101Q108)...........................  2,400 $26,592
*   Celestica, Inc.(2263362).............................    311   3,444
    Cenovus Energy, Inc..................................  2,954  42,242
    Centerra Gold, Inc...................................  4,815  28,396
*   Cequence Energy, Ltd.................................  3,200     833
    Cervus Equipment Corp................................    600   5,193
*   CGI Group, Inc. Class A..............................  1,483  72,000
*   China Gold International Resources Corp., Ltd........  4,400   8,324
*   Chinook Energy, Inc..................................     61      24
    CI Financial Corp....................................  1,256  25,675
    Cineplex, Inc........................................    800  31,175
    Cogeco Communications, Inc...........................    495  24,362
    Cogeco, Inc..........................................    300  12,084
    Colliers International Group, Inc....................    805  33,232
    Constellation Software, Inc..........................    100  40,709
#   Corus Entertainment, Inc. Class B....................  1,500  14,820
    Cott Corp.(22163N106)................................  1,102  16,453
    Cott Corp.(2228952)..................................    300   4,471
    Crescent Point Energy Corp...........................  1,178  17,218
*   Crew Energy, Inc.....................................  2,714  11,495
*   Detour Gold Corp.....................................  2,500  65,370
    DH Corp..............................................  1,084  26,775
*   Dominion Diamond Corp................................  1,691  15,540
    Dorel Industries, Inc. Class B.......................    485  13,986
*   Dundee Precious Metals, Inc..........................  2,800   8,428
    E-L Financial Corp., Ltd.............................     34  17,577
    Eldorado Gold Corp................................... 11,404  46,729
    Emera, Inc...........................................    370  13,795
    Empire Co., Ltd. Class A.............................  2,100  33,455
    Enbridge Income Fund Holdings, Inc...................  1,679  41,793
    Enbridge, Inc.(29250N105)............................    604  24,843
    Enbridge, Inc.(2466149)..............................  1,248  51,339
*   Endeavour Mining Corp................................    645  12,533
    Enercare, Inc........................................    939  12,650
    Enerflex, Ltd........................................  1,364  11,930
*   Energy Fuels, Inc....................................    100     221
    Enerplus Corp........................................  3,726  22,244
    Enghouse Systems, Ltd................................    272  11,118
    Ensign Energy Services, Inc..........................  3,401  18,781
    Equitable Group, Inc.................................    300  12,465
*   Essential Energy Services Trust......................  4,177   2,303
    Evertz Technologies, Ltd.............................    722   9,777
*   exactEarth, Ltd......................................    621     642
    Exchange Income Corp.................................    900  23,223
    Finning International, Inc...........................  3,711  60,142
#*  First Majestic Silver Corp...........................    521   9,034
#   First Quantum Minerals, Ltd..........................  3,789  32,761
    FirstService Corp....................................    805  39,675
    Fortis, Inc..........................................    900  29,813
    Genworth MI Canada, Inc..............................  1,089  29,084
    George Weston, Ltd...................................    339  30,108
    Gildan Activewear, Inc...............................    118   3,462
    Gluskin Sheff + Associates, Inc......................  1,000  13,602

                                     1112

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                              SHARES VALUE++
                                                              ------ --------
CANADA -- (Continued)
    Goldcorp, Inc............................................  1,176 $ 21,027
#*  Golden Star Resources, Ltd...............................  8,100    6,390
*   Gran Tierra Energy, Inc..................................  5,979   16,577
    Granite Oil Corp.........................................  1,838   10,079
    Great-West Lifeco, Inc...................................  1,400   36,360
*   Heroux-Devtek, Inc.......................................  1,000   11,672
#   Home Capital Group, Inc..................................    800   17,021
    HudBay Minerals, Inc.....................................  4,699   23,429
    Hudson's Bay Co..........................................  1,300   16,339
    Husky Energy, Inc........................................  2,554   30,042
*   IAMGOLD Corp.(450913108).................................    326    1,685
*   IAMGOLD Corp.(2446646)...................................  8,705   44,937
    IGM Financial, Inc.......................................    400   11,130
*   IMAX Corp................................................    733   23,156
    Imperial Oil, Ltd........................................    698   21,422
    Industrial Alliance Insurance & Financial Services,
     Inc.....................................................  1,073   34,927
#   Innergex Renewable Energy, Inc...........................  1,785   21,382
    Intact Financial Corp....................................    589   42,220
#   Inter Pipeline, Ltd......................................    800   16,715
    Intertape Polymer Group, Inc.............................  1,300   20,979
*   Ithaca Energy, Inc.......................................  9,000    6,549
*   Ivanhoe Mines, Ltd. Class A..............................  3,958    4,335
    Just Energy Group, Inc...................................  2,100   13,044
*   Kelt Exploration, Ltd....................................    700    2,391
    Keyera Corp..............................................  1,000   28,706
*   Kingsway Financial Services, Inc.........................    425    2,337
*   Kinross Gold Corp........................................ 20,380  105,361
*   Kirkland Lake Gold, Inc..................................    500    4,270
#   Labrador Iron Ore Royalty Corp...........................  1,400   16,041
    Laurentian Bank of Canada................................    650   24,100
    Leon's Furniture, Ltd....................................    400    4,749
*   Lightstream Resources, Ltd...............................  5,418      415
    Linamar Corp.............................................  1,008   40,014
    Loblaw Cos., Ltd.........................................    900   50,203
*   Lundin Mining Corp....................................... 10,205   42,676
    MacDonald Dettwiler & Associates, Ltd....................    366   24,007
    Magna International, Inc.................................  1,978   76,202
    Major Drilling Group International, Inc..................  2,473   14,111
    Mandalay Resources Corp..................................  3,315    2,869
    Manitoba Telecom Services, Inc...........................    500   14,770
    Manulife Financial Corp..................................  5,745   78,304
    Martinrea International, Inc.............................  3,400   22,681
*   Maxim Power Corp.........................................  1,600    3,542
*   MEG Energy Corp..........................................  1,128    4,778
    Methanex Corp............................................    555   15,566
    Metro, Inc...............................................    949   34,503
    Morneau Shepell, Inc.....................................    911   12,978
    Mullen Group, Ltd........................................  2,700   32,467
    National Bank of Canada..................................  2,700   92,457
    New Flyer Industries, Inc................................    785   24,921
*   New Gold, Inc.(2826947)..................................  5,860   30,430
*   New Gold, Inc.(644535106)................................  1,500    7,800
    Newalta Corp.............................................  1,319    2,445

                                     1113

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
CANADA -- (Continued)
    North West Co., Inc. (The)...........................    600 $ 14,016
    Northland Power, Inc.................................  1,500   28,181
*   NuVista Energy, Ltd..................................  2,462   11,936
    OceanaGold Corp......................................  6,600   23,859
    Open Text Corp.......................................    809   49,297
    Pan American Silver Corp.............................  2,197   42,842
*   Paramount Resources, Ltd. Class A....................    601    5,682
*   Parex Resources, Inc.................................  2,100   20,362
    Parkland Fuel Corp...................................  1,600   28,394
    Pason Systems, Inc...................................    400    5,358
    Pembina Pipeline Corp................................    588   17,128
#   Pengrowth Energy Corp................................ 10,136   15,138
#   Penn West Petroleum, Ltd.(B63FY34)...................  4,010    5,068
    Penn West Petroleum, Ltd.(707887105).................  2,097    2,663
    Peyto Exploration & Development Corp.................  1,508   42,847
    PHX Energy Services Corp.............................    742    1,574
#   Pizza Pizza Royalty Corp.............................    400    4,620
    Potash Corp. of Saskatchewan, Inc....................  1,926   30,019
    PrairieSky Royalty, Ltd..............................    186    3,620
    Precision Drilling Corp..............................  3,099   13,233
    Premium Brands Holdings Corp.........................    381   16,438
*   Primero Mining Corp..................................  2,884    6,560
    Quebecor, Inc. Class B...............................    900   27,724
    Richelieu Hardware, Ltd..............................    900   18,777
*   Richmont Mines, Inc..................................  2,219   24,694
    Ritchie Bros Auctioneers, Inc........................    369   12,251
*   RMP Energy, Inc......................................  3,700    3,231
    Rogers Communications, Inc. Class B..................    600   26,502
#   Rogers Sugar, Inc....................................    100      476
    Royal Bank of Canada.................................  4,751  289,612
*   Sandstorm Gold, Ltd..................................  1,100    6,243
    Sandvine Corp........................................  5,500   13,733
    Saputo, Inc..........................................  1,600   48,074
    Secure Energy Services, Inc..........................    840    5,050
*   SEMAFO, Inc..........................................  8,300   44,690
    Shaw Communications, Inc. Class B....................  3,396   68,871
    ShawCor, Ltd.........................................    752   17,152
    Sherritt International Corp..........................  7,600    5,006
#*  Silver Standard Resources, Inc.......................    400    5,582
    SNC-Lavalin Group, Inc...............................    300   12,925
    Sprott, Inc..........................................  3,550    6,716
#   Stantec, Inc.........................................  1,000   25,451
    Stella-Jones, Inc....................................    716   25,527
    Student Transportation, Inc..........................    127      668
    Suncor Energy, Inc.(B3NB1P2).........................  6,906  185,865
    Suncor Energy, Inc.(867224107).......................  4,814  129,545
*   SunOpta, Inc.........................................  1,500    8,475
#   Superior Plus Corp...................................  2,984   26,077
    Surge Energy, Inc....................................  5,100    9,062
    Tahoe Resources, Inc.................................  1,320   20,497
*   Taseko Mines, Ltd....................................  4,300    2,371
    Teck Resources, Ltd. Class B(2879327)................  2,037   32,467
    Teck Resources, Ltd. Class B(878742204)..............    389    6,197

                                     1114

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
CANADA -- (Continued)
    TELUS Corp...........................................   712  $   23,825
#*  Teranga Gold Corp.................................... 6,408       5,430
*   Thompson Creek Metals Co., Inc....................... 5,100       2,851
    Thomson Reuters Corp................................. 1,328      55,952
*   Timmins Gold Corp.................................... 4,500       2,309
    TMX Group, Ltd.......................................   201       8,967
    TORC Oil & Gas, Ltd.................................. 2,700      14,600
    Toromont Industries, Ltd.............................   600      18,014
    Toronto-Dominion Bank (The)(2897222)................. 5,274     229,800
    Toronto-Dominion Bank (The)(891160509)............... 1,378      60,040
    Torstar Corp. Class B................................ 1,100       1,272
    Total Energy Services, Inc...........................   194       1,902
*   Tourmaline Oil Corp.................................. 1,981      50,755
    TransAlta Corp.(89346D107)...........................   777       3,714
    TransAlta Corp.(2901628).............................   901       4,299
    TransCanada Corp..................................... 1,448      67,140
    Transcontinental, Inc. Class A....................... 1,600      23,051
    TransForce, Inc...................................... 1,800      35,279
*   Trican Well Service, Ltd............................. 4,600       6,941
    Trinidad Drilling, Ltd............................... 5,273       9,329
*   Turquoise Hill Resources, Ltd........................ 2,008       7,151
#   Veresen, Inc......................................... 2,373      20,083
*   Waste Connections, Inc.(94106B101)...................   191      14,227
    Waste Connections, Inc.(BYQFRK5).....................   561      41,797
    West Fraser Timber Co., Ltd.......................... 1,200      41,230
    Western Energy Services Corp......................... 2,146       5,177
    Westshore Terminals Investment Corp..................   318       4,632
    Whistler Blackcomb Holdings, Inc..................... 1,100      21,113
    Whitecap Resources, Inc.............................. 4,196      31,141
    Wi-LAN, Inc.......................................... 2,661       4,851
    Winpak, Ltd..........................................   341      11,635
    WSP Global, Inc......................................   800      23,982
    Yamana Gold, Inc..................................... 5,432      31,081
                                                                 ----------
TOTAL CANADA.............................................         7,084,059
                                                                 ----------
CHINA -- (0.0%)
*   Hanfeng Evergreen, Inc............................... 1,400           1
                                                                 ----------
DENMARK -- (1.1%)
    Alm Brand A.S........................................ 3,000      20,318
    AP Moeller - Maersk A.S. Class B.....................     5       6,793
*   Bang & Olufsen A.S...................................   670       7,355
#*  D/S Norden A.S.......................................   429       6,422
    Danske Bank A.S......................................   582      15,828
    DFDS A.S.............................................   827      37,799
    DSV A.S.............................................. 3,026     134,743
    FLSmidth & Co. A.S...................................   809      32,530
    ISS A.S..............................................   358      13,809
    Jyske Bank A.S.......................................   868      36,093
    NKT Holding A.S......................................   417      21,528
    Novozymes A.S. Class B............................... 1,400      68,711
    Pandora A.S..........................................   755      98,340
    Per Aarsleff Holding A.S.............................   650      15,247

                                     1115

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
DENMARK -- (Continued)
    Ringkjoebing Landbobank A.S..........................    160 $ 33,194
    Rockwool International A.S. Class B..................    132   24,992
    Schouw & Co..........................................     31    1,799
    SimCorp A.S..........................................    600   31,071
    Solar A.S. Class B...................................    125    6,394
    Spar Nord Bank A.S...................................  2,142   17,714
    Sydbank A.S..........................................  1,256   33,729
    TDC A.S.............................................. 13,635   71,787
*   Topdanmark A.S.......................................  1,775   44,013
    Tryg A.S.............................................  1,150   21,437
    United International Enterprises.....................     32    6,101
    Vestas Wind Systems A.S..............................  2,010  140,521
*   Vestjysk Bank A.S....................................    250      293
                                                                 --------
TOTAL DENMARK............................................         948,561
                                                                 --------
FINLAND -- (2.0%)
    Ahlstrom Oyj.........................................    445    3,982
    Alma Media Oyj.......................................  1,213    5,733
    Amer Sports Oyj......................................  2,402   68,194
    Atria Oyj............................................    595    5,953
    Cargotec Oyj Class B.................................  1,344   60,276
    Caverion Corp........................................  1,551   10,235
    Citycon Oyj..........................................  3,421    8,558
    Cramo Oyj............................................    564   13,322
    Elisa Oyj............................................  1,318   47,818
    F-Secure Oyj.........................................  1,026    3,317
*   Finnair Oyj..........................................  1,332    6,982
    Fiskars Oyj Abp......................................    251    5,089
    Fortum Oyj...........................................  2,340   38,872
    Huhtamaki Oyj........................................  2,364  103,872
    Kemira Oyj...........................................  1,740   22,885
    Kesko Oyj Class A....................................    401   16,474
    Kesko Oyj Class B....................................  1,418   63,220
    Kone Oyj Class B.....................................  1,134   57,459
    Konecranes Oyj.......................................  1,141   34,395
    Lassila & Tikanoja Oyj...............................    606   12,121
    Metsa Board Oyj......................................  2,428   14,194
    Metso Oyj............................................  1,606   44,565
    Metso Oyj Sponsored ADR..............................  2,800   19,250
    Munksjo Oyj..........................................    245    2,897
    Neste Oyj............................................  3,538  134,265
    Nokia Oyj(5902941)................................... 14,177   81,794
    Nokia Oyj(5946455)...................................  5,767   33,135
    Nokian Renkaat Oyj...................................  1,242   46,171
*   Outokumpu Oyj........................................  5,944   34,218
#*  Outotec Oyj..........................................  3,383   16,375
#   PKC Group Oyj........................................    691   12,781
*   Poyry Oyj............................................    726    2,786
    Raisio Oyj Class V...................................  5,314   24,471
    Ramirent Oyj.........................................  1,350   11,443
    Sampo Oyj Class A....................................  1,507   62,425
    Sanoma Oyj...........................................  2,100   16,860
*   Stockmann Oyj Abp Class A............................  1,273    8,486

                                     1116

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
FINLAND -- (Continued)
#*  Stockmann Oyj Abp Class B............................    646 $    4,318
    Stora Enso Oyj Class R...............................  4,818     43,769
    Stora Enso Oyj Sponsored ADR.........................  9,200     82,984
    Technopolis Oyj......................................  2,391     10,291
    Tieto Oyj............................................  1,067     30,723
    Tikkurila Oyj........................................    201      3,867
    UPM-Kymmene Oyj......................................  2,608     53,783
    UPM-Kymmene Oyj Sponsored ADR........................  7,100    146,317
    Uponor Oyj...........................................    782     14,539
    Vaisala Oyj Class A..................................    214      7,753
    Valmet Oyj...........................................    809     10,570
    Wartsila Oyj Abp.....................................  1,151     49,966
    YIT Oyj..............................................  4,283     29,079
                                                                 ----------
TOTAL FINLAND............................................         1,642,832
                                                                 ----------
FRANCE -- (7.9%)
    Accor SA.............................................    682     28,551
*   Air France-KLM.......................................  2,302     13,353
    Airbus Group SE......................................  1,424     84,006
    Albioma SA...........................................  1,147     19,765
*   Alstom SA............................................    474     11,672
    Altamir..............................................    936     10,677
    Alten SA.............................................    360     24,971
    Altran Technologies SA...............................  1,959     28,442
    April SA.............................................    199      2,518
    Arkema SA............................................  1,060     90,539
    Assystem.............................................    430     11,823
    Atos SE..............................................  1,621    158,899
    AXA SA...............................................  6,608    134,488
#   Beneteau SA..........................................    816      8,192
    BNP Paribas SA.......................................  4,597    228,031
    Bollore SA...........................................  5,989     21,686
    Bonduelle SCA........................................    316      8,162
    Bouygues SA..........................................  2,961     87,713
    Bureau Veritas SA....................................    935     20,320
    Capgemini SA.........................................    872     83,820
    Carrefour SA.........................................  4,908    122,960
#   Casino Guichard Perrachon SA.........................    720     39,023
    Cegid Group SA.......................................    257     17,599
#   CGG SA Sponsored ADR.................................     94      2,236
    Chargeurs SA.........................................  1,201     15,491
    Christian Dior SE....................................    181     32,736
    Cie de Saint-Gobain..................................  3,013    127,909
    Cie Generale des Etablissements Michelin.............  2,932    299,673
    CNP Assurances.......................................  2,336     35,690
    Credit Agricole SA...................................  5,459     48,357
    Danone SA............................................  1,183     90,729
    Dassault Systemes....................................    560     46,255
    Derichebourg SA......................................  2,685      8,744
    Edenred..............................................  1,696     38,475
    Eiffage SA...........................................    799     61,431
    Electricite de France SA.............................  2,202     28,822
    Engie SA............................................. 14,109    232,228

                                     1117

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
FRANCE -- (Continued)
*   Eramet...............................................     65 $  2,284
*   Esso SA Francaise....................................     16      694
#*  Etablissements Maurel et Prom........................  3,472   11,118
    Euler Hermes Group...................................    224   18,526
    Euronext NV..........................................     19      812
    Eutelsat Communications SA...........................  1,990   39,575
    Faiveley Transport SA................................    202   20,897
    Faurecia.............................................  2,196   86,612
    Gaztransport Et Technigaz SA.........................     44    1,259
    Groupe Crit..........................................    186   12,478
    Groupe Eurotunnel SE.................................  1,970   20,474
*   Groupe Fnac SA.......................................     77    4,742
    Hermes International.................................     47   20,227
    Iliad SA.............................................    101   19,629
    Imerys SA............................................    787   55,864
    Ingenico Group SA....................................    474   51,966
    IPSOS................................................    595   19,596
    JCDecaux SA..........................................  1,302   44,502
    Kering...............................................    293   55,684
    L'Oreal SA...........................................    377   71,632
    Lagardere SCA........................................  2,488   63,559
    Lectra...............................................    328    5,435
    Legrand SA...........................................    923   50,929
    LISI.................................................    390   10,597
    LVMH Moet Hennessy Louis Vuitton SE..................    841  144,015
    Metropole Television SA..............................  1,252   22,779
    Natixis SA...........................................  7,935   32,720
*   Naturex..............................................     70    5,871
    Neopost SA...........................................    479   13,301
*   Nexans SA............................................    940   47,439
    Nexity SA............................................    333   17,714
    Orange SA............................................ 14,360  220,384
    Orange SA Sponsored ADR..............................  2,675   41,115
*   Peugeot SA........................................... 10,026  151,432
#*  Pierre & Vacances SA.................................    114    5,410
    Plastic Omnium SA....................................  1,743   55,296
    Publicis Groupe SA ADR...............................  2,600   48,308
#   Rallye SA............................................    796   13,836
    Renault SA...........................................  1,352  118,211
    Rexel SA.............................................  3,625   53,910
    Rubis SCA............................................    645   52,056
    Safran SA............................................    573   38,950
    Savencia SA..........................................    112    7,286
    Schneider Electric SE(B11BPS1).......................    213   13,911
    Schneider Electric SE(4834108).......................  1,564  102,040
    SCOR SE..............................................  2,614   76,364
    SEB SA...............................................    536   71,372
#*  Sequana SA...........................................    436      852
    SES SA...............................................  1,679   36,792
    Societe BIC SA.......................................    279   41,236
    Societe Generale SA..................................  2,029   69,176
    Sodexo SA............................................    519   60,791
#*  SOITEC............................................... 12,242   10,001

                                     1118

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
FRANCE -- (Continued)
#*  Solocal Group........................................    168 $      639
    Somfy SA.............................................     49     18,499
    Sopra Steria Group...................................    279     32,738
    Stef SA..............................................    282     22,068
    STMicroelectronics NV(5962332).......................  6,164     45,074
    STMicroelectronics NV(2430025).......................  6,800     49,776
    Suez.................................................  3,128     50,765
    Technicolor SA.......................................  2,639     16,584
    Technip SA...........................................    305     17,101
    Technip SA ADR.......................................  1,900     26,372
    Teleperformance......................................  1,286    119,654
    Thales SA............................................    513     46,724
    Total SA............................................. 16,503    793,692
    Trigano SA...........................................    418     24,763
*   Ubisoft Entertainment SA.............................  3,256    133,639
    Valeo SA.............................................  2,679    137,436
#*  Vallourec SA.........................................  6,513     23,738
    Veolia Environnement SA..............................  1,171     25,953
    Veolia Environnement SA ADR..........................    635     14,008
    Vicat SA.............................................    469     28,011
    Vilmorin & Cie SA....................................    213     14,113
    Vinci SA.............................................  2,474    188,037
    Vivendi SA...........................................  3,875     76,087
*   Worldline SA.........................................    475     14,213
    Zodiac Aerospace.....................................     90      2,027
                                                                 ----------
TOTAL FRANCE.............................................         6,509,356
                                                                 ----------
GERMANY -- (6.5%)
    Aareal Bank AG.......................................  1,390     45,670
    Adidas AG............................................    782    128,461
*   Aixtron SE Sponsored ADR.............................    300      1,887
    Allianz SE...........................................  1,243    178,103
    Aurubis AG...........................................    668     34,710
    Axel Springer SE.....................................    959     52,560
    BASF SE..............................................  5,979    469,660
    Bauer AG.............................................    343      4,741
    Bayerische Motoren Werke AG..........................  3,356    289,167
    BayWa AG.............................................    360     11,390
    Bechtle AG...........................................    139     16,088
    Beiersdorf AG........................................     97      9,113
    Bertrandt AG.........................................    214     23,403
    Bijou Brigitte AG....................................    112      7,217
*   Bilfinger SE.........................................    285      8,677
    Brenntag AG..........................................    881     43,765
    CANCOM SE............................................    562     29,071
    Cewe Stiftung & Co. KGAA.............................    287     22,695
    Comdirect Bank AG....................................  1,445     14,985
    Commerzbank AG.......................................  6,741     44,494
    Continental AG.......................................    413     86,613
    CTS Eventim AG & Co. KGaA............................    714     24,856
    Daimler AG...........................................  8,155    554,410
*   Deutsche Bank AG(D18190898)..........................  5,059     67,993
*   Deutsche Bank AG(5750355)............................    233      3,133

                                     1119

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
GERMANY -- (Continued)
    Deutsche Boerse AG...................................    795 $ 66,749
    Deutsche Lufthansa AG................................  5,573   66,244
    Deutsche Post AG.....................................  2,363   70,521
    Deutsche Telekom AG.................................. 29,042  494,079
    Deutsche Wohnen AG...................................  2,845  106,513
    Deutz AG.............................................  2,362   10,889
*   Dialog Semiconductor P.L.C...........................  1,528   50,105
    DMG Mori AG..........................................  1,383   66,017
    Duerr AG.............................................    417   35,967
    E.ON SE..............................................  4,329   46,428
    E.ON SE Sponsored ADR................................  7,421   79,813
    Fielmann AG..........................................    278   21,475
    Fraport AG Frankfurt Airport Services Worldwide......    402   21,986
    Freenet AG...........................................  2,096   58,526
    Fuchs Petrolub SE....................................    430   16,543
    GEA Group AG.........................................  1,442   76,994
#   Gerry Weber International AG.........................    313    3,814
    Gesco AG.............................................    140   10,924
    GFK SE...............................................    297   11,388
    Grammer AG...........................................    503   24,192
    GRENKE AG............................................    247   48,345
    Hamburger Hafen und Logistik AG......................    706   11,281
    Hannover Rueck SE....................................    205   20,968
    HeidelbergCement AG..................................    465   39,391
*   Heidelberger Druckmaschinen AG.......................  4,410   12,689
    Hochtief AG..........................................    510   66,881
    Hugo Boss AG.........................................    428   25,400
    Indus Holding AG.....................................    565   28,014
    Infineon Technologies AG.............................  4,590   76,093
    Jenoptik AG..........................................    847   14,525
    K+S AG...............................................  2,018   42,180
    KION Group AG........................................    224   12,283
*   Kloeckner & Co. SE...................................  1,469   19,695
*   Kontron AG...........................................  1,112    3,270
    Krones AG............................................    229   22,907
*   KUKA AG..............................................    521   63,141
    KWS Saat SE..........................................     25    7,979
    Lanxess AG...........................................  1,758   83,065
    LEG Immobilien AG....................................     22    2,209
    Leoni AG.............................................    751   27,785
    Metro AG.............................................  2,894   93,110
    MLP AG...............................................    505    1,953
    MTU Aero Engines AG..................................    939   95,953
    Muenchener Rueckversicherungs-Gesellschaft AG........    421   70,210
*   Nordex SE............................................  1,346   37,382
    Norma Group SE.......................................    405   21,060
    Osram Licht AG.......................................  1,507   78,384
*   Patrizia Immobilien AG...............................  1,286   32,477
    Pfeiffer Vacuum Technology AG........................    158   16,344
    ProSiebenSat.1 Media SE..............................    208    9,528
    Puma SE..............................................    101   25,172
    Rational AG..........................................     20    9,675
    Rheinmetall AG.......................................    925   64,807

                                     1120

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
GERMANY -- (Continued)
*   RWE AG...............................................   8,756 $  155,744
    SAF-Holland SA.......................................   1,209     14,595
#   Salzgitter AG........................................     796     24,840
    Schaltbau Holding AG.................................     174      8,322
    SHW AG...............................................     202      5,651
    Sixt SE..............................................     563     30,128
    Software AG..........................................   1,169     47,168
    Stroeer SE & Co KGaA.................................     445     21,156
    Suedzucker AG........................................   1,926     48,196
    Symrise AG...........................................     436     30,744
    TAG Immobilien AG....................................   2,214     31,520
    Takkt AG.............................................     583     14,000
    Telefonica Deutschland Holding AG....................   5,114     20,881
    ThyssenKrupp AG......................................   1,298     29,766
#*  Tom Tailor Holding AG................................     936      3,712
    United Internet AG...................................     699     30,936
    Volkswagen AG........................................     339     50,129
    Vonovia SE...........................................     223      8,841
*   Vossloh AG...........................................     388     23,969
    VTG AG...............................................     331      9,330
    Wacker Chemie AG.....................................     409     38,126
    Wacker Neuson SE.....................................     532      9,503
*   Wincor Nixdorf AG....................................     382     21,138
    XING AG..............................................      17      3,397
                                                                  ----------
TOTAL GERMANY............................................          5,377,977
                                                                  ----------
GREECE -- (0.0%)
*   T Bank SA............................................   8,910         --
                                                                  ----------
HONG KONG -- (3.1%)
    APT Satellite Holdings, Ltd..........................  19,500     13,424
    ASM Pacific Technology, Ltd..........................   2,800     20,843
    Associated International Hotels, Ltd.................   6,000     16,633
#   Bank of East Asia, Ltd. (The)........................  14,548     60,225
    BOC Hong Kong Holdings, Ltd..........................  22,500     74,081
    Brightoil Petroleum Holdings, Ltd....................  42,000     12,380
    Cafe de Coral Holdings, Ltd..........................  10,000     33,648
    Cathay Pacific Airways, Ltd..........................  17,000     27,647
    Cheung Kong Infrastructure Holdings, Ltd.............   6,000     53,117
    Cheung Kong Property Holdings, Ltd...................   5,000     35,879
#*  China Billion Resources, Ltd.........................  56,240        312
*   China Energy Development Holdings, Ltd............... 176,000      2,254
    Chow Sang Sang Holdings International, Ltd...........   5,000      9,811
    Chow Tai Fook Jewellery Group, Ltd...................   3,200      2,471
    Chuang's Consortium International, Ltd...............  93,642     17,891
    CITIC Telecom International Holdings, Ltd............   8,000      3,016
    CK Hutchison Holdings, Ltd...........................   5,000     58,605
    CLP Holdings, Ltd....................................   5,000     52,109
    Dah Sing Banking Group, Ltd..........................   8,960     16,805
    Dah Sing Financial Holdings, Ltd.....................   4,576     30,705
*   Esprit Holdings, Ltd.................................  35,700     28,664
    Far East Consortium International, Ltd...............  37,000     12,845
#   FIH Mobile, Ltd......................................  55,000     18,744

                                     1121

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                              SHARES   VALUE++
                                                             --------- --------
HONG KONG -- (Continued)
    First Pacific Co., Ltd..................................    55,600 $ 43,242
    Future Bright Holdings, Ltd.............................    30,000    3,285
    G-Resources Group, Ltd.................................. 1,184,400   20,814
    Giordano International, Ltd.............................    20,000   10,504
*   Global Brands Group Holding, Ltd........................    30,000    2,636
#   Guotai Junan International Holdings, Ltd................    13,000    4,381
    Hang Lung Group, Ltd....................................    12,000   38,884
    Hang Lung Properties, Ltd...............................    16,000   34,675
    Hang Seng Bank, Ltd.....................................     3,100   55,496
    Henderson Land Development Co., Ltd.....................    19,182  114,501
    HKT Trust & HKT, Ltd....................................    11,000   17,453
    Hong Kong & China Gas Co., Ltd..........................    17,861   33,211
    Hong Kong Aircraft Engineering Co., Ltd.................     1,200    7,826
    Hong Kong Exchanges and Clearing, Ltd...................     2,560   63,381
    Hongkong & Shanghai Hotels, Ltd. (The)..................    11,096   11,877
    Hopewell Holdings, Ltd..................................    14,000   46,372
    Hutchison Telecommunications Hong Kong Holdings, Ltd....    15,000    5,496
    Hysan Development Co., Ltd..............................     8,000   36,892
    Johnson Electric Holdings, Ltd..........................     9,375   23,591
    K Wah International Holdings, Ltd.......................    46,702   23,640
    Kerry Logistics Network, Ltd............................     6,500    9,302
    Kerry Properties, Ltd...................................    13,000   35,651
    Kowloon Development Co., Ltd............................    10,000    9,322
    L'Occitane International SA.............................     9,250   19,349
    Lai Sun Development Co., Ltd............................   143,000    2,587
    Li & Fung, Ltd..........................................    30,000   15,031
*   Lifestyle China Group, Ltd..............................     4,500      899
    Lifestyle International Holdings, Ltd...................     4,500    6,356
    Liu Chong Hing Investment, Ltd..........................    12,000   14,954
#   Luk Fook Holdings International, Ltd....................     8,000   20,341
    Man Wah Holdings, Ltd...................................    64,000   46,753
*   Midland Holdings, Ltd...................................    46,000   14,252
    MTR Corp., Ltd..........................................     7,053   39,945
    New World Development Co., Ltd..........................    53,304   62,120
#   Newocean Energy Holdings, Ltd...........................    42,000   12,485
    NWS Holdings, Ltd.......................................    36,851   60,430
    Orient Overseas International, Ltd......................     6,000   21,301
#*  Pacific Basin Shipping, Ltd.............................    42,000    4,664
#   Pacific Textiles Holdings, Ltd..........................    15,000   21,272
    PCCW, Ltd...............................................    45,000   32,786
    Pico Far East Holdings, Ltd.............................    14,000    4,337
    Power Assets Holdings, Ltd..............................     2,500   24,507
    Prada SpA...............................................     2,700    8,032
    Regal Hotels International Holdings, Ltd................    24,600   12,060
    SA SA International Holdings, Ltd.......................    28,000   12,222
    Samsonite International SA..............................    17,400   49,439
    Shangri-La Asia, Ltd....................................    33,500   36,043
    Shun Tak Holdings, Ltd..................................    27,500    8,926
    Singamas Container Holdings, Ltd........................    42,000    3,904
    Sino Land Co., Ltd......................................    28,800   51,531
    SmarTone Telecommunications Holdings, Ltd...............    16,500   29,419
*   SOCAM Development, Ltd..................................     4,000    1,886
    Stella International Holdings, Ltd......................    10,000   17,124

                                     1122

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
HONG KONG -- (Continued)
    Sun Hung Kai & Co., Ltd..............................  11,619 $    6,845
    Sun Hung Kai Properties, Ltd.........................   6,134     88,013
    Swire Pacific, Ltd. Class A..........................   1,500     17,976
    Swire Pacific, Ltd. Class B..........................   5,000     10,399
    Swire Properties, Ltd................................  10,000     27,904
    Techtronic Industries Co., Ltd.......................  21,500     91,047
    Television Broadcasts, Ltd...........................   5,100     17,314
    Texwinca Holdings, Ltd...............................  14,000     11,022
    Transport International Holdings, Ltd................   4,000     11,040
*   Trinity, Ltd.........................................  64,000      4,964
    Value Partners Group, Ltd............................  40,000     33,791
    Varitronix International, Ltd........................  17,000      7,456
    Victory City International Holdings, Ltd.............  14,000        623
    Vitasoy International Holdings, Ltd..................  18,000     34,215
    VTech Holdings, Ltd..................................   2,200     23,930
    Wharf Holdings, Ltd. (The)...........................  12,625     87,251
    Wheelock & Co., Ltd..................................  13,000     69,711
#*  Xinyi Automobile Glass Hong Kong Enterprises, Ltd....   4,000        686
    Xinyi Glass Holdings, Ltd............................  32,000     24,491
    Yue Yuen Industrial Holdings, Ltd....................  15,000     60,952
                                                                  ----------
TOTAL HONG KONG..........................................          2,539,126
                                                                  ----------
IRELAND -- (0.5%)
*   Bank of Ireland...................................... 166,966     34,522
    CRH P.L.C............................................   3,670    111,991
    CRH P.L.C. Sponsored ADR.............................   1,293     39,773
*   FBD Holdings P.L.C...................................     158      1,092
    Glanbia P.L.C........................................   1,329     25,592
    Irish Continental Group P.L.C........................   3,964     20,914
    Kerry Group P.L.C. Class A...........................     667     57,247
    Kingspan Group P.L.C.(4491235).......................   1,606     36,844
    Kingspan Group P.L.C.(0492793).......................   1,183     27,495
    Smurfit Kappa Group P.L.C............................   3,976     93,369
                                                                  ----------
TOTAL IRELAND............................................            448,839
                                                                  ----------
ISRAEL -- (0.3%)
#*  Africa Israel Investments, Ltd.......................   1,975        615
*   AudioCodes, Ltd......................................     614      2,566
    Azrieli Group, Ltd...................................     381     16,766
    Bank Hapoalim BM.....................................   3,992     20,350
*   Bank Leumi Le-Israel BM..............................   1,858      6,695
    Bezeq The Israeli Telecommunication Corp., Ltd.......  10,611     21,059
    Delek Automotive Systems, Ltd........................     855      7,430
    Delta-Galil Industries, Ltd..........................     374     11,323
    Elbit Systems, Ltd...................................     102     10,294
    Formula Systems 1985, Ltd............................     173      6,553
    Harel Insurance Investments & Financial Services,
      Ltd................................................   1,465      5,399
    Israel Chemicals, Ltd................................   1,084      4,366
*   Israel Discount Bank, Ltd. Class A...................  11,877     20,493
*   Jerusalem Oil Exploration............................     300     13,222
    Melisron, Ltd........................................     118      5,043
*   Migdal Insurance & Financial Holding, Ltd............   7,718      4,696

                                     1123

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
ISRAEL -- (Continued)
    Mizrahi Tefahot Bank, Ltd............................  3,321 $ 40,341
*   Naphtha Israel Petroleum Corp., Ltd..................  1,479    9,131
*   Oil Refineries, Ltd..................................  7,964    2,879
*   Partner Communications Co., Ltd......................  2,267   10,863
    Paz Oil Co., Ltd.....................................    120   19,557
*   Phoenix Holdings, Ltd. (The).........................  1,952    4,743
    Shikun & Binui, Ltd..................................  5,298    9,342
    Strauss Group, Ltd...................................  1,319   21,242
*   Union Bank of Israel.................................    247      872
                                                                 --------
TOTAL ISRAEL.............................................         275,840
                                                                 --------
ITALY -- (2.5%)
    A2A SpA.............................................. 16,029   22,770
    ACEA SpA.............................................  1,354   18,849
    Ansaldo STS SpA......................................  2,050   24,023
*   Arnoldo Mondadori Editore SpA........................  1,773    1,995
    Assicurazioni Generali SpA...........................  7,440   98,010
#   Astaldi SpA..........................................  1,321    5,783
    Atlantia SpA.........................................  2,073   51,859
    Autogrill SpA........................................  2,299   20,015
    Azimut Holding SpA...................................  1,510   23,778
#*  Banca Carige SpA.....................................  6,536    2,453
    Banca Generali SpA...................................  1,007   20,846
    Banca IFIS SpA.......................................    180    4,115
    Banca Mediolanum SpA.................................  3,607   26,469
#*  Banca Monte dei Paschi di Siena SpA..................  5,060    1,750
    Banca Popolare dell'Emilia Romagna SC................ 10,482   43,124
#*  Banca Popolare dell'Etruria e del Lazio SC...........    424       --
    Banca Popolare di Milano Scarl....................... 14,636    7,114
    Banca Popolare di Sondrio SCARL......................  9,550   25,839
    Banco Popolare SC....................................    105      297
    Brembo SpA...........................................    534   31,229
    Buzzi Unicem SpA.....................................  2,089   41,927
#   Cairo Communication SpA..............................     42      185
    Cementir Holding SpA.................................  2,563   11,175
#   CNH Industrial NV....................................  6,535   46,669
    Credito Valtellinese SC.............................. 26,456   11,749
    Danieli & C Officine Meccaniche SpA..................    433    8,540
    De' Longhi SpA.......................................    720   18,000
    Enel SpA............................................. 22,336  102,804
    Eni SpA.............................................. 16,433  252,083
    Eni SpA Sponsored ADR................................  2,146   65,775
    ERG SpA..............................................  1,082   12,552
    Ferrari NV(BD6G507)..................................    342   15,482
    Ferrari NV(N3167Y103)................................    160    7,227
#   Fiat Chrysler Automobiles NV(N31738102)..............  1,600   10,256
#   Fiat Chrysler Automobiles NV(BRJFWP3)................  3,434   22,153
#   Geox SpA.............................................    852    2,452
*   Gruppo Editoriale L'Espresso SpA.....................  3,978    3,402
    Hera SpA............................................. 12,421   35,222
    IMMSI SpA............................................  4,196    1,881
    Industria Macchine Automatiche SpA...................    246   14,518
    Interpump Group SpA..................................  1,758   28,477

                                     1124

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
ITALY -- (Continued)
    Intesa Sanpaolo SpA.................................. 47,410 $  104,618
    Iren SpA.............................................  8,189     13,459
*   Italcementi SpA......................................  2,021     23,932
    Italmobiliare SpA....................................    246     10,628
*   Leonardo-Finmeccanica SpA............................  6,992     79,874
    Luxottica Group SpA..................................     27      1,313
    Luxottica Group SpA Sponsored ADR....................    355     17,242
    MARR SpA.............................................    686     14,423
    Mediaset SpA......................................... 14,069     42,635
    Mediobanca SpA.......................................  4,022     28,198
    Parmalat SpA.........................................  3,464      9,111
#   Piaggio & C SpA......................................  2,131      3,909
    Prysmian SpA.........................................  2,221     52,010
    Reply SpA............................................     87     12,447
*   Saipem SpA........................................... 46,207     20,246
#   Salvatore Ferragamo SpA..............................    861     20,297
    Saras SpA............................................  3,877      6,686
    Snam SpA.............................................  8,606     49,816
    Societa Cattolica di Assicurazioni SCRL..............  4,310     30,382
    Societa Iniziative Autostradali e Servizi SpA........  1,213     11,040
*   Telecom Italia SpA................................... 88,857     75,927
*   Telecom Italia SpA Sponsored ADR.....................  8,020     68,090
    Terna Rete Elettrica Nazionale SpA...................  8,437     45,959
    Tod's SpA............................................    194     11,392
#   UniCredit SpA........................................ 18,102     44,409
    Unione di Banche Italiane SpA........................ 15,735     48,341
    Unipol Gruppo Finanziario SpA........................  6,471     17,968
    UnipolSai SpA........................................ 26,802     44,966
    Vittoria Assicurazioni SpA...........................    877      8,974
                                                                 ----------
TOTAL ITALY..............................................         2,061,139
                                                                 ----------
JAPAN -- (22.9%)
    77 Bank, Ltd. (The)..................................  7,000     26,818
    ABC-Mart, Inc........................................    100      6,399
    Accordia Golf Co., Ltd...............................  2,400     27,979
    Adastria Co., Ltd....................................    600     18,691
    ADEKA Corp...........................................  2,100     27,801
    Aderans Co., Ltd.....................................    200        909
    Advantest Corp.......................................  2,200     29,180
    Aeon Co., Ltd........................................ 10,110    145,265
    Aeon Delight Co., Ltd................................    600     18,243
    Ahresty Corp.........................................    800      5,687
    Aica Kogyo Co., Ltd..................................  1,000     24,152
    Aichi Bank, Ltd. (The)...............................    200     10,061
    Aichi Steel Corp.....................................  4,000     19,963
    Aisan Industry Co., Ltd..............................  1,300      9,332
    Aisin Seiki Co., Ltd.................................  2,000     91,393
#*  Akebono Brake Industry Co., Ltd......................  6,000     12,260
    Akita Bank, Ltd. (The)...............................  5,000     16,203
    Alpen Co., Ltd.......................................    700     12,099
    Alpine Electronics, Inc..............................  1,300     14,043
    Alps Electric Co., Ltd...............................  1,300     28,955

                                     1125

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
JAPAN -- (Continued)
    Amano Corp...........................................  1,700 $ 27,501
    ANA Holdings, Inc....................................  3,000    8,564
    Anritsu Corp.........................................  2,900   16,855
    AOKI Holdings, Inc...................................  1,200   13,416
    Aomori Bank, Ltd. (The)..............................  2,000    6,288
    Aoyama Trading Co., Ltd..............................  1,200   44,190
    Arakawa Chemical Industries, Ltd.....................    900    8,683
    Arcland Sakamoto Co., Ltd............................    400    4,441
    Arcs Co., Ltd........................................    800   20,677
    Asahi Diamond Industrial Co., Ltd....................  1,000    7,704
    Asahi Glass Co., Ltd.................................  9,000   51,703
    Asahi Holdings, Inc..................................    300    5,114
    Asahi Kasei Corp..................................... 15,000  113,378
    Asics Corp...........................................  1,000   18,351
    Avex Group Holdings, Inc.............................  1,200   14,072
    Awa Bank, Ltd. (The).................................  5,000   30,597
    Axial Retailing, Inc.................................    100    3,331
    Bank of Iwate, Ltd. (The)............................    400   17,068
    Bank of Kyoto, Ltd. (The)............................  5,000   33,658
#   Bank of Nagoya, Ltd. (The)...........................  4,000   13,708
    Bank of Okinawa, Ltd. (The)..........................    720   22,586
    Bank of Saga, Ltd. (The).............................  1,000    2,529
    Bank of the Ryukyus, Ltd.............................  1,400   15,370
    Benesse Holdings, Inc................................    700   16,911
    Best Denki Co., Ltd..................................  8,100    8,104
    Bic Camera, Inc......................................  3,100   27,505
    Bridgestone Corp.....................................  3,800  131,598
    Broadleaf Co., Ltd...................................    700    7,026
    Brother Industries, Ltd..............................  3,400   38,638
    C Uyemura & Co., Ltd.................................    200    8,777
    Calbee, Inc..........................................    400   17,465
    Calsonic Kansei Corp.................................  6,000   46,159
    Canon Electronics, Inc...............................    600    9,098
    Canon Marketing Japan, Inc...........................  1,200   20,622
    Canon, Inc...........................................    194    5,506
    Canon, Inc. Sponsored ADR............................  2,596   73,389
    Capcom Co., Ltd......................................  1,200   24,474
    Casio Computer Co., Ltd..............................  2,100   29,893
    Central Glass Co., Ltd...............................  4,000   17,252
    Central Japan Railway Co.............................    300   55,762
    Century Tokyo Leasing Corp...........................  1,300   45,044
    Chiba Bank, Ltd. (The)...............................  3,000   14,340
    Chiba Kogyo Bank, Ltd. (The).........................  1,500    6,311
    Chofu Seisakusho Co., Ltd............................    700   17,721
    Chubu Electric Power Co., Inc........................  1,800   26,445
    Chubu Shiryo Co., Ltd................................  1,400    9,749
    Chudenko Corp........................................    800   17,063
#   Chuetsu Pulp & Paper Co., Ltd........................  6,000   12,552
    Chugoku Bank, Ltd. (The).............................  3,300   37,173
    Chugoku Electric Power Co., Inc. (The)...............  1,200   15,070
    Chugoku Marine Paints, Ltd...........................  2,000   13,500
    Chukyo Bank, Ltd. (The)..............................  7,000   16,249
    Citizen Holdings Co., Ltd............................  2,500   13,391

                                     1126

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ -------
JAPAN -- (Continued)
    CKD Corp.............................................  2,200 $20,441
    Coca-Cola East Japan Co., Ltd........................  1,527  29,468
    Coca-Cola West Co., Ltd..............................  1,500  41,447
#   Colowide Co., Ltd....................................    700  13,050
    COMSYS Holdings Corp.................................  1,600  26,613
*   Concordia Financial Group, Ltd.......................  7,046  29,950
    Cosmo Energy Holdings Co., Ltd.......................  1,500  16,521
    Credit Saison Co., Ltd...............................    400   6,661
    Daibiru Corp.........................................  1,500  14,450
    Daicel Corp..........................................  3,100  34,765
    Daido Steel Co., Ltd.................................  7,000  28,408
    Daifuku Co., Ltd.....................................    800  16,810
    Daihatsu Motor Co., Ltd..............................  2,100  31,539
    Daihen Corp..........................................  3,000  15,395
    Daiichikosho Co., Ltd................................    400  18,260
    Daikin Industries, Ltd...............................    400  34,689
    Daikyo, Inc..........................................  5,000   8,765
#   Daio Paper Corp......................................  3,000  33,759
    Daisan Bank, Ltd. (The)..............................  7,000  12,158
    Daiseki Co., Ltd.....................................    200   3,613
    Daishi Bank, Ltd. (The)..............................  8,000  30,384
    Daito Trust Construction Co., Ltd....................    200  33,584
    Daiwa House Industry Co., Ltd........................  2,100  58,886
    Daiwa Securities Group, Inc..........................  6,000  33,674
    Daiwabo Holdings Co., Ltd............................  8,000  18,667
    DCM Holdings Co., Ltd................................  1,800  15,387
    Denka Co., Ltd....................................... 11,000  47,702
    Denso Corp...........................................  1,100  42,592
    Dentsu, Inc..........................................    800  38,220
    DIC Corp.............................................  1,400  33,034
    Disco Corp...........................................    400  40,993
    DMG Mori Co., Ltd....................................  1,100  11,422
    Don Quijote Holdings Co., Ltd........................    600  23,548
    Doutor Nichires Holdings Co., Ltd....................    400   7,687
#   Dowa Holdings Co., Ltd...............................  2,000  10,543
    DTS Corp.............................................    900  17,757
#   Dunlop Sports Co., Ltd...............................  1,100   9,658
    Eagle Industry Co., Ltd..............................  1,300  16,394
    East Japan Railway Co................................    600  55,038
    Ebara Corp...........................................  5,000  27,192
#   EDION Corp...........................................  1,800  15,023
    Ehime Bank, Ltd. (The)...............................  6,000  14,446
    Eighteenth Bank, Ltd. (The)..........................  4,000  11,159
    Eizo Corp............................................    500  13,635
    Electric Power Development Co., Ltd..................    600  13,789
    Enplas Corp..........................................    500  14,031
    Exedy Corp...........................................  1,000  23,615
    FamilyMart Co., Ltd..................................    600  35,332
    FANUC Corp...........................................    300  50,162
    FCC Co., Ltd.........................................  1,000  19,455
    Felissimo Corp.......................................    400   3,955
    FIDEA Holdings Co., Ltd..............................  5,200   7,724
    Foster Electric Co., Ltd.............................    500   9,596

                                     1127

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ -------
JAPAN -- (Continued)
    FP Corp..............................................    500 $26,106
    France Bed Holdings Co., Ltd.........................  1,200  10,764
    Fudo Tetra Corp......................................  9,100  15,898
    Fuji Electric Co., Ltd...............................  9,000  39,723
    Fuji Heavy Industries, Ltd...........................  1,000  38,205
#   Fuji Kyuko Co., Ltd..................................  1,000  14,109
    Fuji Oil Holdings, Inc...............................  1,100  24,127
    Fuji Seal International, Inc.........................    400  15,743
    Fuji Soft, Inc.......................................    600  14,874
    Fujibo Holdings, Inc.................................  5,000  14,794
    FUJIFILM Holdings Corp...............................  1,300  46,642
    Fujikura, Ltd........................................  7,000  39,431
    Fujimori Kogyo Co., Ltd..............................    300   6,402
    Fujitec Co., Ltd.....................................  1,400  13,452
    Fujitsu General, Ltd.................................  1,000  23,411
    Fujitsu, Ltd......................................... 19,000  78,878
    Fukui Bank, Ltd. (The)...............................  7,000  18,409
    Fukuoka Financial Group, Inc.........................  3,000  11,462
    Fukuyama Transporting Co., Ltd.......................  5,000  28,412
    Furukawa Co., Ltd.................................... 10,000  16,248
    Furukawa Electric Co., Ltd........................... 18,000  46,998
    Futaba Corp..........................................  1,100  20,371
    Futaba Industrial Co., Ltd...........................    900   4,595
#   Geo Holdings Corp....................................    900  13,000
    Glory, Ltd...........................................  1,000  27,751
    GMO internet, Inc....................................  1,100  14,243
    Godo Steel, Ltd......................................  6,000  10,068
    Goldcrest Co., Ltd...................................  1,200  18,896
*   Gree, Inc............................................  2,900  14,647
    GS Yuasa Corp........................................  9,000  36,825
#   GungHo Online Entertainment, Inc.....................  3,500   7,895
    Gunma Bank, Ltd. (The)...............................  9,000  36,286
    Gunze, Ltd...........................................  5,000  14,371
    Gurunavi, Inc........................................    700  18,453
    H2O Retailing Corp...................................  2,945  38,677
    Hachijuni Bank, Ltd. (The)...........................  7,000  32,748
    Hakuhodo DY Holdings, Inc............................  2,200  25,677
    Hankyu Hanshin Holdings, Inc.........................  2,400  89,288
    Hanwa Co., Ltd.......................................  4,000  21,399
    Haseko Corp..........................................  2,200  23,119
    Hazama Ando Corp.....................................  4,200  25,886
    Heiwa Corp...........................................    800  16,436
    Heiwa Real Estate Co., Ltd...........................  1,300  17,077
    Heiwado Co., Ltd.....................................  1,200  23,214
    Hibiya Engineering, Ltd..............................  1,200  19,497
    Hikari Tsushin, Inc..................................    200  16,613
    Hino Motors, Ltd.....................................  1,000  10,443
    Hiroshima Bank, Ltd. (The)........................... 11,000  39,834
    Hitachi Capital Corp.................................  1,300  23,740
    Hitachi Chemical Co., Ltd............................  1,300  27,116
    Hitachi Construction Machinery Co., Ltd..............  1,500  24,395
    Hitachi High-Technologies Corp.......................    400  13,609
    Hitachi Koki Co., Ltd................................    600   4,023

                                     1128

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
JAPAN -- (Continued)
    Hitachi Kokusai Electric, Inc........................    800 $ 12,787
    Hitachi Metals, Ltd..................................  2,000   22,236
    Hitachi Transport System, Ltd........................  1,100   21,443
    Hitachi Zosen Corp...................................  3,800   19,248
    Hitachi, Ltd......................................... 41,000  187,334
    Hokkaido Electric Power Co., Inc.....................  1,600   12,692
    Hokkan Holdings, Ltd.................................  5,000   15,417
    Hokkoku Bank, Ltd. (The).............................  7,000   21,996
    Hokuetsu Bank, Ltd. (The)............................  4,000    8,286
    Hokuetsu Industries Co., Ltd.........................    200    1,190
    Hokuetsu Kishu Paper Co., Ltd........................  3,600   25,455
    Hokuhoku Financial Group, Inc........................ 25,000   32,084
    Hokuriku Electric Power Co...........................  1,800   21,351
    Hokuto Corp..........................................    800   14,854
    Honda Motor Co., Ltd.................................  9,900  268,169
    Honda Motor Co., Ltd. Sponsored ADR..................  3,554   96,384
    Hosiden Corp.........................................  2,600   15,906
    House Foods Group, Inc...............................  1,500   36,742
    Hyakugo Bank, Ltd. (The).............................  4,000   15,382
    Hyakujushi Bank, Ltd. (The)..........................  4,000   13,368
    Ibiden Co., Ltd......................................  2,800   35,744
    Ichiyoshi Securities Co., Ltd........................  2,000   15,497
    Idec Corp............................................  1,300   12,053
#   IDOM, Inc............................................  1,200    6,076
    IHI Corp............................................. 20,000   55,650
    Iida Group Holdings Co., Ltd.........................  1,624   32,152
    Iino Kaiun Kaisha, Ltd...............................  2,500    9,039
    Inaba Denki Sangyo Co., Ltd..........................    600   21,728
    Inabata & Co., Ltd...................................    300    2,995
    Inageya Co., Ltd.....................................  2,000   27,437
    Inpex Corp...........................................  1,700   13,515
    Internet Initiative Japan, Inc.......................    700   14,770
    Iseki & Co., Ltd.....................................  5,000   10,885
*   Ishihara Sangyo Kaisha, Ltd.......................... 13,000    8,429
    Isuzu Motors, Ltd....................................  2,000   25,890
    Ito En, Ltd..........................................    600   22,139
    ITOCHU Corp..........................................  5,300   60,091
    Itochu Enex Co., Ltd.................................  1,800   15,433
*   Itoham Yonekyu Holdings, Inc.........................  5,000   51,473
    IwaiCosmo Holdings, Inc..............................    900    7,883
    Iwatani Corp.........................................  7,000   40,665
    Iyo Bank, Ltd. (The).................................  4,300   27,713
    J Front Retailing Co., Ltd...........................  3,400   39,234
    J-Oil Mills, Inc.....................................  3,000   10,138
    Japan Aviation Electronics Industry, Ltd.............  1,000   14,708
    Japan Exchange Group, Inc............................  3,000   42,280
    Japan Pulp & Paper Co., Ltd..........................  5,000   17,814
    Japan Steel Works, Ltd. (The)........................  8,000   35,788
    Japan Wool Textile Co., Ltd. (The)...................  2,000   13,975
    JFE Holdings, Inc....................................  2,000   26,066
    Joshin Denki Co., Ltd................................  1,000    8,399
    Joyo Bank, Ltd. (The)................................  6,000   23,446
    JSR Corp.............................................  2,100   28,684

                                     1129

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
JAPAN -- (Continued)
    JTEKT Corp...........................................  3,200 $ 44,697
    Juki Corp............................................  1,700   14,580
    Juroku Bank, Ltd. (The)..............................  6,000   17,108
#   JVC Kenwood Corp.....................................  1,500    3,451
#   K's Holdings Corp....................................  1,400   25,877
    Kaga Electronics Co., Ltd............................  1,200   14,839
    Kajima Corp..........................................  6,000   44,351
    Kamigumi Co., Ltd....................................  4,000   35,997
    Kanamoto Co., Ltd....................................    600   12,507
    Kandenko Co., Ltd....................................  4,000   39,205
    Kaneka Corp..........................................  8,000   60,248
    Kanematsu Corp....................................... 12,000   19,634
*   Kansai Electric Power Co., Inc. (The)................  3,300   30,705
    Kansai Paint Co., Ltd................................  1,000   20,942
    Kao Corp.............................................  1,000   53,853
    Kato Works Co., Ltd..................................  2,000    8,595
    Kawasaki Heavy Industries, Ltd....................... 15,000   44,128
#   Kawasaki Kisen Kaisha, Ltd........................... 22,000   54,001
    KDDI Corp............................................  3,700  113,542
    Keihan Holdings Co., Ltd.............................  5,000   35,952
    Keihanshin Building Co., Ltd.........................  2,300   11,474
    Keihin Corp..........................................  1,100   17,227
    Keikyu Corp..........................................  3,000   30,393
    Keio Corp............................................  3,000   27,914
    Keisei Electric Railway Co., Ltd.....................  1,000   13,110
    Keiyo Bank, Ltd. (The)...............................  6,000   25,574
    Key Coffee, Inc......................................    300    5,765
    Kintetsu Group Holdings Co., Ltd.....................  7,000   30,241
    Kintetsu World Express, Inc..........................    600    8,337
    Kitz Corp............................................  3,000   16,066
    Kiyo Bank, Ltd. (The)................................  1,500   21,825
    Koa Corp.............................................  1,400   11,602
    Kobe Steel, Ltd...................................... 58,000   50,192
    Kohnan Shoji Co., Ltd................................  1,300   26,634
    Koito Manufacturing Co., Ltd.........................    500   24,689
    Kokuyo Co., Ltd......................................  1,600   23,517
    Komatsu Seiren Co., Ltd..............................  2,700   17,973
    Komatsu, Ltd.........................................  5,100   99,102
    Komeri Co., Ltd......................................    500   11,254
    Konami Holdings Corp.................................    500   19,386
    Konica Minolta, Inc..................................  7,300   58,667
    Konishi Co., Ltd.....................................  1,200   15,719
    Konoike Transport Co., Ltd...........................  1,300   15,040
    Kose Corp............................................    200   18,418
    Kubota Corp. Sponsored ADR...........................    500   36,432
    Kurabo Industries, Ltd...............................  8,000   15,000
    Kuraray Co., Ltd.....................................  2,000   25,224
    Kureha Corp..........................................  5,000   20,807
    Kurimoto, Ltd........................................  1,000    1,622
    Kurita Water Industries, Ltd.........................  2,100   46,547
    Kuroda Electric Co., Ltd.............................  1,300   23,800
    KYB Corp.............................................  4,000   14,214
    Kyocera Corp. Sponsored ADR..........................    910   42,843

                                     1130

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ -------
JAPAN -- (Continued)
    Kyoei Steel, Ltd.....................................  1,000 $19,411
    Kyokuto Kaihatsu Kogyo Co., Ltd......................  1,100  11,319
    Kyokuto Securities Co., Ltd..........................    700   8,486
    Kyoritsu Maintenance Co., Ltd........................    240  17,559
    Kyushu Electric Power Co., Inc.......................  1,800  16,864
    Kyushu Financial Group, Inc..........................  6,330  34,972
    Lawson, Inc..........................................    300  23,100
    Leopalace21 Corp.....................................  4,000  28,662
    Life Corp............................................    200   5,874
    Lintec Corp..........................................  1,100  23,287
    Lion Corp............................................  1,000  15,165
    LIXIL Group Corp.....................................  1,700  31,618
    Maeda Road Construction Co., Ltd.....................  2,000  37,865
    Makino Milling Machine Co., Ltd......................  2,000  11,231
    Makita Corp..........................................    500  35,178
    Maruha Nichiro Corp..................................  1,200  30,432
    Max Co., Ltd.........................................  1,000  12,792
    Mazda Motor Corp.....................................  5,099  74,573
    Megmilk Snow Brand Co., Ltd..........................  1,000  34,633
    Meidensha Corp.......................................  3,000  10,264
    Meitec Corp..........................................    400  13,315
    Michinoku Bank, Ltd. (The)...........................  2,000   3,765
    Micronics Japan Co., Ltd.............................    800   7,066
    Mimasu Semiconductor Industry Co., Ltd...............    500   5,150
    Minebea Co., Ltd.....................................  1,000   7,930
    Ministop Co., Ltd....................................    800  13,435
    Mirait Holdings Corp.................................  2,000  21,299
#   Misawa Homes Co., Ltd................................  1,200   8,805
    MISUMI Group, Inc....................................  3,600  66,121
    Mito Securities Co., Ltd.............................  3,000   6,986
    Mitsuba Corp.........................................  1,900  22,452
    Mitsubishi Corp......................................  2,000  34,409
    Mitsubishi Electric Corp.............................  7,000  81,609
    Mitsubishi Estate Co., Ltd...........................  2,000  37,195
    Mitsubishi Gas Chemical Co., Inc.....................  6,000  34,183
    Mitsubishi Heavy Industries, Ltd..................... 22,598  96,064
    Mitsubishi Logistics Corp............................  3,000  41,771
    Mitsubishi Materials Corp............................ 15,000  39,419
    Mitsubishi Motors Corp...............................  3,700  17,248
    Mitsubishi Nichiyu Forklift Co., Ltd.................  2,000  10,749
*   Mitsubishi Paper Mills, Ltd.......................... 10,000   7,001
    Mitsubishi Pencil Co., Ltd...........................    600  29,253
    Mitsubishi Shokuhin Co., Ltd.........................    400  11,071
    Mitsubishi Steel Manufacturing Co., Ltd..............  2,000   3,341
    Mitsubishi UFJ Financial Group, Inc.................. 15,070  76,187
    Mitsubishi UFJ Lease & Finance Co., Ltd..............    300   1,207
    Mitsuboshi Belting, Ltd..............................  2,000  16,852
    Mitsui Chemicals, Inc................................ 18,000  76,137
#   Mitsui Engineering & Shipbuilding Co., Ltd........... 18,000  26,178
    Mitsui Fudosan Co., Ltd..............................  2,000  43,291
    Mitsui High-Tec, Inc.................................  2,000  13,870
    Mitsui Mining & Smelting Co., Ltd.................... 14,000  26,570
    Mitsui OSK Lines, Ltd................................ 18,000  38,336

                                     1131

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------- --------
JAPAN -- (Continued)
    Mitsui Sugar Co., Ltd................................   3,000 $ 14,951
    Mitsui-Soko Holdings Co., Ltd........................   2,000    5,280
*   Mitsumi Electric Co., Ltd............................   3,000   15,005
    Miyazaki Bank, Ltd. (The)............................   5,000   14,489
    Mizuho Financial Group, Inc.......................... 146,100  234,392
    Mizuno Corp..........................................   4,000   20,923
    Monex Group, Inc.....................................   6,900   16,968
    Morinaga & Co., Ltd..................................   2,000   13,191
    Morinaga Milk Industry Co., Ltd......................   4,000   29,694
    Morita Holdings Corp.................................   1,000   13,712
    MS&AD Insurance Group Holdings, Inc..................     964   27,775
    Murata Manufacturing Co., Ltd........................     400   48,841
    Musashi Seimitsu Industry Co., Ltd...................     900   18,501
    Musashino Bank, Ltd. (The)...........................     600   15,018
    Nabtesco Corp........................................   1,200   32,279
#   Nachi-Fujikoshi Corp.................................   6,000   19,530
    Nagase & Co., Ltd....................................   1,700   19,784
    Nagoya Railroad Co., Ltd.............................   3,000   16,853
    Nankai Electric Railway Co., Ltd.....................   7,000   38,757
    Nanto Bank, Ltd. (The)...............................   5,000   19,610
    NEC Corp.............................................  49,000  133,812
    NEC Networks & System Integration Corp...............     600   11,022
    NET One Systems Co., Ltd.............................   1,400    9,479
    Neturen Co., Ltd.....................................   1,500   11,586
    NGK Insulators, Ltd..................................   1,000   23,874
    NGK Spark Plug Co., Ltd..............................     800   13,056
    NHK Spring Co., Ltd..................................   2,000   17,479
    Nichias Corp.........................................   3,000   24,251
    Nichicon Corp........................................   2,400   17,732
    Nichiha Corp.........................................     900   17,416
    Nichirei Corp........................................   6,000   57,253
    Nidec Corp...........................................     200   18,148
    Nifco, Inc...........................................     700   39,313
    Nihon Dempa Kogyo Co., Ltd...........................     400    3,340
    Nihon M&A Center, Inc................................     800   49,042
#   Nihon Nohyaku Co., Ltd...............................   1,000    5,413
    Nihon Parkerizing Co., Ltd...........................   2,000   24,073
    Nihon Unisys, Ltd....................................   1,200   16,357
    Nikkon Holdings Co., Ltd.............................   1,700   33,938
    Nippo Corp...........................................   1,000   18,383
    Nippon Beet Sugar Manufacturing Co., Ltd.............   9,000   16,695
#   Nippon Chemi-Con Corp................................   3,000    4,389
    Nippon Concrete Industries Co., Ltd..................   1,100    3,995
    Nippon Denko Co., Ltd................................   4,000    6,585
    Nippon Densetsu Kogyo Co., Ltd.......................   2,000   39,992
    Nippon Electric Glass Co., Ltd.......................   3,000   13,619
    Nippon Express Co., Ltd..............................   9,000   45,400
    Nippon Flour Mills Co., Ltd..........................   3,000   21,887
    Nippon Gas Co., Ltd..................................   1,100   26,124
    Nippon Koei Co., Ltd.................................   1,000    3,192
    Nippon Light Metal Holdings Co., Ltd.................  10,000   22,701
#   Nippon Paper Industries Co., Ltd.....................   2,300   41,848
    Nippon Pillar Packing Co., Ltd.......................     300    3,120

                                     1132

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
JAPAN -- (Continued)
    Nippon Road Co., Ltd. (The)..........................  2,000 $  8,194
#*  Nippon Sheet Glass Co., Ltd.......................... 20,000   14,640
    Nippon Shokubai Co., Ltd.............................    400   25,158
    Nippon Steel & Sumitomo Metal Corp...................  5,867  110,297
    Nippon Suisan Kaisha, Ltd............................  5,500   27,301
    Nippon Synthetic Chemical Industry Co., Ltd. (The)...  2,000   12,437
    Nippon Telegraph & Telephone Corp....................  1,000   47,520
    Nippon Telegraph & Telephone Corp. ADR...............    777   36,853
    Nippon Valqua Industries, Ltd........................  4,000   10,420
    Nippon Yakin Kogyo Co., Ltd..........................  2,500    3,250
    Nippon Yusen K.K..................................... 17,000   30,086
    Nishi-Nippon City Bank, Ltd. (The)................... 15,000   29,036
    Nishi-Nippon Railroad Co., Ltd.......................  6,000   31,280
    Nishimatsu Construction Co., Ltd.....................  7,000   34,706
    Nissan Chemical Industries, Ltd......................    600   19,168
    Nissan Motor Co., Ltd................................ 24,200  234,461
    Nissan Shatai Co., Ltd...............................  1,500   14,969
#   Nissha Printing Co., Ltd.............................    600   11,877
    Nisshin Oillio Group, Ltd. (The).....................  5,000   23,650
    Nisshin Seifun Group, Inc............................  2,255   37,224
    Nisshin Steel Co., Ltd...............................  2,100   26,039
    Nisshinbo Holdings, Inc..............................  2,000   18,613
    Nissin Electric Co., Ltd.............................    900   15,476
    Nitta Corp...........................................    500   12,439
    Nittetsu Mining Co., Ltd.............................  3,000   10,353
    Nitto Denko Corp.....................................    900   60,319
    Nitto Kogyo Corp.....................................  1,000   13,694
    NOF Corp.............................................  3,000   25,878
    Nojima Corp..........................................    100    1,742
    NOK Corp.............................................    800   15,212
    Nomura Real Estate Holdings, Inc.....................  1,800   31,043
    Nomura Research Institute, Ltd.......................    660   23,279
    Noritake Co., Ltd....................................  5,000   11,610
    Noritz Corp..........................................    700   13,694
    North Pacific Bank, Ltd..............................  8,000   26,116
    NS Solutions Corp....................................    800   15,103
    NSK, Ltd.............................................  2,900   24,393
    NTN Corp............................................. 12,000   38,581
    NTT Data Corp........................................    500   24,812
    NTT DOCOMO, Inc......................................  5,700  154,837
    Obara Group, Inc.....................................    100    4,117
    Obayashi Corp........................................  4,000   43,747
    Obic Co., Ltd........................................    800   46,570
    Odakyu Electric Railway Co., Ltd.....................  2,000   23,678
    Ogaki Kyoritsu Bank, Ltd. (The)...................... 10,000   32,908
    Ohsho Food Service Corp..............................    400   15,281
    Oiles Corp...........................................  1,440   25,691
    Oita Bank, Ltd. (The)................................  4,000   12,931
    Oji Holdings Corp....................................  6,000   25,022
    Okabe Co., Ltd.......................................  1,100    8,546
    Okamura Corp.........................................  2,000   20,654
    Oki Electric Industry Co., Ltd....................... 15,000   20,392
    Okinawa Electric Power Co., Inc. (The)...............    900   18,123

                                     1133

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
JAPAN -- (Continued)
    OKUMA Corp...........................................  3,000 $ 22,822
    Omron Corp...........................................    400   13,265
    Onward Holdings Co., Ltd.............................  2,000   13,792
    Oriental Land Co., Ltd...............................    400   25,298
    ORIX Corp............................................  3,500   49,117
    Osaka Gas Co., Ltd...................................  8,000   32,287
#   OSG Corp.............................................    700   11,662
    Pacific Industrial Co., Ltd..........................    600    6,747
#   Pal Co., Ltd.........................................    200    4,699
    PanaHome Corp........................................  2,000   15,769
    Panasonic Corp.......................................  9,000   86,550
    Parco Co., Ltd.......................................    300    2,516
    Park24 Co., Ltd......................................    600   20,321
    Penta-Ocean Construction Co., Ltd....................  7,000   42,563
    Pigeon Corp..........................................    900   22,513
    Pilot Corp...........................................    800   34,844
    Piolax, Inc..........................................    300   15,199
*   Pioneer Corp.........................................  2,500    4,545
    Plenus Co., Ltd......................................    900   16,037
    Press Kogyo Co., Ltd.................................  4,000   14,731
    Pressance Corp.......................................    300   13,337
    Prima Meat Packers, Ltd..............................  5,000   15,910
    Relo Group, Inc......................................    400   62,416
    Rengo Co., Ltd.......................................  4,000   26,259
*   Renown, Inc..........................................  2,700    2,718
    Resona Holdings, Inc................................. 15,200   60,630
#   Resorttrust, Inc.....................................    900   20,367
    Ricoh Co., Ltd....................................... 12,100  106,868
    Ricoh Leasing Co., Ltd...............................    500   12,825
    Riken Corp...........................................  4,000   13,833
    Riso Kagaku Corp.....................................  1,200   17,288
    Rohm Co., Ltd........................................    400   17,020
    Roland DG Corp.......................................    400    8,318
    Round One Corp.......................................    900    6,084
    Ryoden Corp..........................................  3,000   18,854
    Saibu Gas Co., Ltd...................................  6,000   14,981
    Sakai Chemical Industry Co., Ltd.....................  3,000    8,176
    San-A Co., Ltd.......................................    100    4,993
    San-Ai Oil Co., Ltd..................................  2,000   13,428
    San-In Godo Bank, Ltd. (The).........................  3,000   23,046
#   Sanden Holdings Corp.................................  4,000   11,476
#   Sankyo Tateyama, Inc.................................    900   13,692
    Sankyu, Inc..........................................  4,000   22,684
#   Sanrio Co., Ltd......................................    500    8,872
    Sanshin Electronics Co., Ltd.........................  1,500   13,226
    Sanwa Holdings Corp..................................  4,000   41,589
    Sanyo Chemical Industries, Ltd.......................  2,000   17,367
    Sanyo Electric Railway Co., Ltd......................  3,000   14,682
    Sanyo Shokai, Ltd....................................  5,000    9,257
    Sanyo Special Steel Co., Ltd.........................  3,000   16,012
    Sawada Holdings Co., Ltd.............................  1,400   13,512
    SBI Holdings, Inc....................................  4,470   48,406
    SCREEN Holdings Co., Ltd.............................  2,000   23,691

                                     1134

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
JAPAN -- (Continued)
    SCSK Corp............................................  1,000 $ 41,715
    Seiko Epson Corp.....................................  1,400   24,632
    Seiko Holdings Corp..................................  6,000   19,658
    Seino Holdings Co., Ltd..............................  4,000   40,736
    Seiren Co., Ltd......................................    400    3,893
    Sekisui Chemical Co., Ltd............................  4,000   58,175
    Sekisui House, Ltd...................................  2,700   44,985
    Senko Co., Ltd.......................................  5,000   31,325
    Senshu Ikeda Holdings, Inc...........................  3,000   13,028
    Senshukai Co., Ltd...................................  1,200    8,282
    Seria Co., Ltd.......................................    400   32,596
    Seven & I Holdings Co., Ltd..........................  2,600  107,960
#   Seven Bank, Ltd......................................  5,200   17,764
#*  Sharp Corp........................................... 24,000   21,435
    Shiga Bank, Ltd. (The)...............................  7,000   33,325
    Shikoku Bank, Ltd. (The).............................  5,000   10,888
    Shikoku Electric Power Co., Inc......................  1,900   19,844
    Shima Seiki Manufacturing, Ltd.......................    400    7,864
    Shimachu Co., Ltd....................................  1,000   22,456
    Shimano, Inc.........................................    300   46,917
    Shimizu Corp.........................................  2,000   20,385
    Shin-Etsu Chemical Co., Ltd..........................  1,000   68,239
    Shindengen Electric Manufacturing Co., Ltd...........  3,000   11,258
    Shinko Electric Industries Co., Ltd..................  2,300   12,588
    Shinko Plantech Co., Ltd.............................  1,300    9,410
    Shinko Shoji Co., Ltd................................    900    9,143
    Shinmaywa Industries, Ltd............................  4,000   26,516
    Shiseido Co., Ltd....................................    700   19,612
    Shizuoka Gas Co., Ltd................................  2,100   15,795
#*  Shoko Co., Ltd.......................................  5,000    3,557
    Showa Corp...........................................    800    4,627
    Showa Denko KK.......................................  3,800   38,730
    Showa Shell Sekiyu K.K...............................  4,800   43,049
    Sintokogio, Ltd......................................  1,500   11,813
    SKY Perfect JSAT Holdings, Inc.......................  3,500   15,426
    SMC Corp.............................................    100   26,148
    SMK Corp.............................................  3,000   10,050
    Sodick Co., Ltd......................................  1,500   11,736
    SoftBank Group Corp..................................  1,761   96,933
    Sojitz Corp.......................................... 27,200   65,535
    Sompo Japan Nipponkoa Holdings, Inc..................    500   16,150
    Sony Corp............................................  5,200  170,700
    Sony Corp. Sponsored ADR.............................  2,210   73,836
    Sotetsu Holdings, Inc................................  6,000   32,748
    St Marc Holdings Co., Ltd............................    800   24,070
    Stanley Electric Co., Ltd............................  1,300   31,516
#   Star Micronics Co., Ltd..............................    700    8,232
    Start Today Co., Ltd.................................    700   33,359
    Starts Corp., Inc....................................  1,000   20,025
    Sumco Corp...........................................  1,100    8,170
    Sumitomo Bakelite Co., Ltd...........................  5,000   23,995
    Sumitomo Corp........................................  2,200   23,076
    Sumitomo Densetsu Co., Ltd...........................  1,300   14,611

                                     1135

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
JAPAN -- (Continued)
    Sumitomo Electric Industries, Ltd....................  5,000 $ 68,884
    Sumitomo Forestry Co., Ltd...........................  3,600   50,704
    Sumitomo Heavy Industries, Ltd.......................  9,000   42,700
    Sumitomo Mitsui Construction Co., Ltd................  8,100    7,368
    Sumitomo Mitsui Financial Group, Inc.................  7,564  239,774
    Sumitomo Osaka Cement Co., Ltd....................... 11,000   52,498
    Sumitomo Realty & Development Co., Ltd...............  1,000   25,874
    Sumitomo Riko Co., Ltd...............................    500    4,470
    Sumitomo Rubber Industries, Ltd......................  1,900   26,818
#   Sumitomo Seika Chemicals Co., Ltd....................  1,000    6,020
    Sun Frontier Fudousan Co., Ltd.......................  1,200   11,828
    Suzuki Motor Corp....................................  1,400   42,874
*   SWCC Showa Holdings Co., Ltd......................... 14,000    8,713
    T Hasegawa Co., Ltd..................................    800   14,470
    Tachi-S Co., Ltd.....................................  1,000   17,188
    Tadano, Ltd..........................................  2,000   19,297
    Taiheiyo Cement Corp................................. 19,000   54,301
    Taiho Kogyo Co., Ltd.................................  1,300   13,932
    Taikisha, Ltd........................................    500   13,468
    Taisei Corp..........................................  1,000    8,993
    Taiyo Nippon Sanso Corp..............................    900    8,663
    Taiyo Yuden Co., Ltd.................................  2,000   17,790
    Takara Leben Co., Ltd................................  1,100    8,599
    Takara Standard Co., Ltd.............................  2,000   19,225
    Takasago International Corp..........................    200    4,843
    Takashimaya Co., Ltd.................................  5,000   37,882
#*  Takata Corp..........................................  1,000    4,012
    Takeuchi Manufacturing Co., Ltd......................    900   11,946
    Takuma Co., Ltd......................................  4,000   34,678
    Tamura Corp..........................................  4,000   12,225
    TDK Corp.............................................    900   55,221
    TDK Corp. Sponsored ADR..............................    400   25,176
    Teijin, Ltd.......................................... 19,000   71,461
    THK Co., Ltd.........................................    900   17,782
    TIS, Inc.............................................  1,200   30,983
    Toa Corp.............................................  6,000   10,361
    TOA ROAD Corp........................................  3,000    8,133
    Toagosei Co., Ltd....................................  2,400   24,041
#   Tobishima Corp.......................................  5,000    9,133
    Tobu Railway Co., Ltd................................  3,000   16,176
    TOC Co., Ltd.........................................  1,200   10,151
    Tochigi Bank, Ltd. (The).............................  4,000   16,413
    Toei Co., Ltd........................................  1,000    9,023
    Toho Bank, Ltd. (The)................................  5,000   18,744
    Toho Gas Co., Ltd....................................  2,000   17,601
    Toho Zinc Co., Ltd...................................  3,000   10,108
    Tohoku Electric Power Co., Inc.......................  2,400   30,833
#   TOKAI Holdings Corp..................................    700    4,574
    Tokai Rika Co., Ltd..................................    900   17,082
    Token Corp...........................................    270   22,574
#*  Tokuyama Corp........................................  8,000   24,676
    Tokyo Dome Corp......................................  1,500   13,417
*   Tokyo Electric Power Co. Holdings, Inc...............  6,200   24,318

                                     1136

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
JAPAN -- (Continued)
    Tokyo Electron, Ltd..................................    300 $ 25,774
    Tokyo Energy & Systems, Inc..........................  2,000   22,767
    Tokyo Gas Co., Ltd...................................  5,000   21,285
    Tokyo Seimitsu Co., Ltd..............................    700   16,448
    Tokyo Steel Manufacturing Co., Ltd...................  3,700   26,133
    Tokyo TY Financial Group, Inc........................    259    6,770
    Tokyu Corp...........................................  2,000   16,437
    Tokyu Fudosan Holdings Corp..........................  1,700   10,059
    TOMONY Holdings, Inc.................................  3,900   14,618
    TonenGeneral Sekiyu K.K..............................  2,000   18,068
    Toppan Forms Co., Ltd................................  2,100   23,174
    Topre Corp...........................................  1,400   31,957
    Topy Industries, Ltd.................................  7,000   15,523
    Toray Industries, Inc................................  6,000   54,659
    Toshiba Machine Co., Ltd.............................  3,000   10,086
#   Toshiba Plant Systems & Services Corp................    800   14,131
*   Toshiba TEC Corp.....................................  4,000   13,828
    Tosoh Corp........................................... 12,000   60,886
    TOTO, Ltd............................................    500   21,427
    Towa Bank, Ltd. (The)................................ 18,000   15,876
    Toyo Engineering Corp................................  4,000   12,878
    Toyo Ink SC Holdings Co., Ltd........................  6,000   25,966
    Toyo Kanetsu K.K.....................................  5,000   10,249
    Toyo Kohan Co., Ltd..................................  4,000    9,808
    Toyo Suisan Kaisha, Ltd..............................    200    8,883
    Toyo Tire & Rubber Co., Ltd..........................  2,000   20,028
    Toyobo Co., Ltd...................................... 19,000   35,872
    Toyoda Gosei Co., Ltd................................  1,600   34,757
    Toyota Boshoku Corp..................................  1,100   25,152
    Toyota Motor Corp.................................... 14,660  821,470
    Toyota Motor Corp. Sponsored ADR.....................  2,966  331,006
    Toyota Tsusho Corp...................................  3,700   81,689
    Trancom Co., Ltd.....................................    300   19,324
    Transcosmos, Inc.....................................    600   17,169
    Trend Micro, Inc.....................................    500   18,155
    Trusco Nakayama Corp.................................    300   15,013
    TS Tech Co., Ltd.....................................    400    9,108
    Tsubakimoto Chain Co.................................  3,000   20,382
    Tsukuba Bank, Ltd....................................  2,900    9,004
    UACJ Corp............................................  3,114    7,659
    Ube Industries, Ltd.................................. 29,000   50,560
    Ulvac, Inc...........................................  1,300   40,278
    Unicharm Corp........................................    800   16,449
    Union Tool Co........................................    600   17,220
    Unipres Corp.........................................  1,100   17,918
    United Arrows, Ltd...................................    500   13,936
    Unizo Holdings Co., Ltd..............................    500   17,840
    UNY Group Holdings Co., Ltd..........................  3,700   29,954
*   Usen Corp............................................  2,900    9,081
    Ushio, Inc...........................................  1,700   20,996
    USS Co., Ltd.........................................    800   13,569
    Valor Holdings Co., Ltd..............................    500   13,690
    VT Holdings Co., Ltd.................................  3,900   20,620

                                     1137

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------ -----------
JAPAN -- (Continued)
    Wacoal Holdings Corp.................................  2,000 $    21,861
#   Wacom Co., Ltd.......................................  2,900      11,804
    Wakita & Co., Ltd....................................  1,000       6,737
    West Holdings Corp...................................  1,800      11,805
    West Japan Railway Co................................    500      30,929
    Xebio Holdings Co., Ltd..............................    700      10,084
    Yahoo Japan Corp.....................................  5,300      23,364
    Yamada Denki Co., Ltd................................  5,900      31,111
#   Yamagata Bank, Ltd. (The)............................  4,000      17,018
    Yamaguchi Financial Group, Inc.......................  4,000      39,503
    Yamaha Corp..........................................    600      16,557
    Yamaha Motor Co., Ltd................................  1,300      21,887
    Yamanashi Chuo Bank, Ltd. (The)......................  4,000      16,625
    Yamato Kogyo Co., Ltd................................    900      25,412
    Yamazaki Baking Co., Ltd.............................  1,400      38,462
    Yamazen Corp.........................................    200       1,718
    Yaskawa Electric Corp................................  1,900      25,894
    Yellow Hat, Ltd......................................    100       2,291
    Yodogawa Steel Works, Ltd............................    700      18,207
    Yokogawa Bridge Holdings Corp........................    300       3,387
    Yokogawa Electric Corp...............................  1,600      20,685
    Yokohama Rubber Co., Ltd. (The)......................  2,500      33,575
    Yorozu Corp..........................................    700      10,904
    Zensho Holdings Co., Ltd.............................  1,300      20,853
    Zeon Corp............................................  4,000      33,008
                                                                 -----------
TOTAL JAPAN..............................................         18,892,198
                                                                 -----------
NETHERLANDS -- (2.8%)
    Aalberts Industries NV...............................  2,548      84,600
    Accell Group.........................................    878      22,797
    Aegon NV............................................. 14,188      57,446
    Akzo Nobel NV........................................  2,760     178,414
    AMG Advanced Metallurgical Group NV..................  1,751      25,084
#   APERAM SA............................................  1,479      61,924
    Arcadis NV...........................................  1,720      23,019
*   ArcelorMittal........................................  5,651      36,845
    ASM International NV.................................    727      28,336
    ASML Holding NV(B929F46).............................    504      55,351
    ASML Holding NV(B908F01).............................    154      16,881
    BE Semiconductor Industries NV.......................    935      27,765
    BinckBank NV.........................................  1,231       6,873
    Boskalis Westminster.................................  2,285      83,981
    Brunel International NV..............................    272       5,577
    Corbion NV...........................................    916      22,040
    Delta Lloyd NV....................................... 11,696      41,734
*   Fugro NV.............................................  1,470      26,120
    ING Groep NV.........................................  7,270      81,279
    KAS Bank NV..........................................     70         749
    Kendrion NV..........................................    337       9,055
    Koninklijke Ahold Delhaize NV........................ 12,048     287,640
    Koninklijke Ahold Delhaize NV Sponsored ADR..........  5,225     124,407
    Koninklijke BAM Groep NV.............................  4,087      16,049
    Koninklijke KPN NV................................... 49,734     163,580

                                     1138

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
NETHERLANDS -- (Continued)
    Koninklijke Vopak NV.................................   1,111 $   57,119
    NN Group NV..........................................   1,091     29,427
*   PostNL NV............................................   9,281     35,643
    Randstad Holding NV..................................   2,485    106,904
    RELX NV..............................................   3,695     66,582
    RELX NV Sponsored ADR................................   2,928     52,710
    SBM Offshore NV......................................   2,531     33,938
    Sligro Food Group NV.................................     627     23,892
#*  SNS Reaal NV.........................................   3,557         --
    Telegraaf Media Groep NV.............................     853      3,482
    TKH Group NV.........................................     877     31,999
#*  TomTom NV............................................   1,851     15,807
    Unilever NV(B12T3J1).................................     907     42,038
    Unilever NV(904784709)...............................   2,329    107,413
    Wessanen.............................................   3,571     43,546
    Wolters Kluwer NV....................................   4,013    168,842
                                                                  ----------
TOTAL NETHERLANDS........................................          2,306,888
                                                                  ----------
NEW ZEALAND -- (0.5%)
    Air New Zealand, Ltd.................................  11,327     18,042
    Auckland International Airport, Ltd..................  16,707     89,092
    Chorus, Ltd..........................................  10,565     34,204
    Contact Energy, Ltd..................................   7,971     31,117
    Fletcher Building, Ltd.(6341606).....................   4,961     34,727
    Fletcher Building, Ltd.(6341617).....................     913      6,357
    Infratil, Ltd........................................   5,431     13,212
    Kathmandu Holdings, Ltd..............................   4,918      6,407
    Mainfreight, Ltd.....................................   1,051     13,089
    Mercury NZ, Ltd......................................   5,353     12,111
    Meridian Energy, Ltd.................................     756      1,529
*   New Zealand Oil & Gas, Ltd...........................     583        194
    New Zealand Refining Co., Ltd. (The).................   4,103      7,253
    Nuplex Industries, Ltd...............................   4,883     18,739
*   NZME, Ltd............................................   1,604        969
    Port of Tauranga, Ltd................................   1,104     15,613
    SKY Network Television, Ltd..........................   3,260     11,525
    Spark New Zealand, Ltd...............................  18,634     53,167
    Trade Me Group, Ltd..................................   2,088      7,733
    TrustPower, Ltd......................................   2,795     16,496
*   Xero, Ltd............................................       3         43
                                                                  ----------
TOTAL NEW ZEALAND........................................            391,619
                                                                  ----------
NORWAY -- (0.9%)
*   Akastor ASA..........................................   1,805      1,792
    Aker ASA Class A.....................................   1,379     41,461
*   Aker Solutions ASA...................................     784      3,311
    Atea ASA.............................................     726      7,593
    Austevoll Seafood ASA................................   2,794     24,637
    Bakkafrost P/F.......................................     470     18,311
    Bonheur ASA..........................................     128        714
    BW Offshore, Ltd..................................... 102,498      3,060
*   Det Norske Oljeselskap ASA...........................     799     10,212

                                     1139

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------- --------
NORWAY -- (Continued)
    DNB ASA..............................................   5,149 $ 56,861
*   DNO ASA..............................................   3,689    3,819
    Ekornes ASA..........................................     300    3,556
#*  Fred Olsen Energy ASA................................     566    1,124
#   Frontline, Ltd.......................................     727    5,728
    Gjensidige Forsikring ASA............................     752   12,705
*   Kongsberg Automotive ASA.............................  28,148   19,580
    Kongsberg Gruppen ASA................................     640    9,568
    Kvaerner ASA.........................................   6,566    6,194
    Leroy Seafood Group ASA..............................     449   21,586
    Marine Harvest ASA...................................   2,483   42,348
#*  Nordic Semiconductor ASA.............................   3,571   16,112
    Norsk Hydro ASA......................................   2,206    9,459
*   Norske Skogindustrier ASA............................   7,052    3,026
#*  Norwegian Air Shuttle ASA............................     201    7,225
    Orkla ASA............................................     943    8,773
#*  Petroleum Geo-Services ASA...........................   5,433   10,920
#   Prosafe SE...........................................   3,000      251
    Salmar ASA...........................................     616   19,210
#*  Seadrill, Ltd.(B09RMQ1)..............................     818    2,477
*   Seadrill, Ltd.(B0HWHV8)..............................   1,658    4,924
*   Sevan Marine ASA.....................................     744    1,895
    SpareBank 1 SR-Bank ASA..............................   3,295   15,318
    Statoil ASA..........................................   6,496  103,270
    Statoil ASA Sponsored ADR............................   3,231   51,405
    Stolt-Nielsen, Ltd...................................     218    2,743
*   Storebrand ASA.......................................   9,866   37,487
#*  Subsea 7 SA..........................................   2,180   23,561
    Telenor ASA..........................................     923   15,452
    TGS Nopec Geophysical Co. ASA........................   1,477   24,749
    Tomra Systems ASA....................................   2,200   24,094
    Veidekke ASA.........................................   1,440   18,295
    Yara International ASA...............................     602   19,626
                                                                  --------
TOTAL NORWAY.............................................          714,432
                                                                  --------
PORTUGAL -- (0.3%)
    Altri SGPS SA........................................   4,909   19,013
*   Banco BPI SA.........................................   5,001    6,241
#*  Banco Comercial Portugues SA Class R................. 790,331   17,861
*   Banco Espirito Santo SA..............................  30,233       --
    EDP - Energias de Portugal SA........................   9,374   32,155
    EDP Renovaveis SA....................................   4,715   38,162
    Galp Energia SGPS SA.................................   4,613   63,189
    Jeronimo Martins SGPS SA.............................   2,262   37,886
#   Mota-Engil SGPS SA...................................   2,737    5,246
    Navigator Co SA (The)................................   6,401   20,306
    NOS SGPS SA..........................................   3,274   21,912
    REN - Redes Energeticas Nacionais SGPS SA............   3,580   10,888

                                     1140

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------- --------
PORTUGAL -- (Continued)
    Sonae SGPS SA............................................  13,955 $ 10,864
                                                                      --------
TOTAL PORTUGAL...............................................          283,723
                                                                      --------
SINGAPORE -- (1.1%)
*   Boustead Projects, Ltd...................................   4,800    2,220
    Boustead Singapore, Ltd..................................  16,000    9,536
*   Broadway Industrial Group, Ltd...........................   3,400      259
    Bukit Sembawang Estates, Ltd.............................   2,000    7,527
    CapitaLand, Ltd..........................................  22,000   52,235
    ComfortDelGro Corp., Ltd.................................   6,000   12,686
#*  COSCO Corp. Singapore, Ltd...............................  14,000    3,050
    CSE Global, Ltd..........................................  19,000    6,452
#   CWT, Ltd.................................................   9,000   14,118
    DBS Group Holdings, Ltd..................................   5,104   59,007
    Delfi, Ltd...............................................   3,000    5,539
*   Ezion Holdings, Ltd......................................  31,824    7,222
*   Ezra Holdings, Ltd....................................... 104,356    3,974
    Far East Orchard, Ltd....................................   8,000    9,178
    First Resources, Ltd.....................................  12,000   14,511
    GL, Ltd..................................................  19,000   11,485
    Golden Agri-Resources, Ltd...............................  29,000    7,812
    GuocoLand, Ltd...........................................  12,000   16,750
    Hutchison Port Holdings Trust............................  50,000   23,790
    Hyflux, Ltd..............................................  14,000    6,070
    Indofood Agri Resources, Ltd.............................   6,000    2,070
    Keppel Corp., Ltd........................................   6,300   24,929
    Keppel Infrastructure Trust..............................  18,264    6,884
    M1, Ltd..................................................   7,000   13,725
    Midas Holdings, Ltd......................................  30,000    5,493
#*  Noble Group, Ltd.........................................  70,000    8,523
    OUE, Ltd.................................................   5,000    5,599
    Oversea-Chinese Banking Corp., Ltd.......................  12,027   77,580
    Raffles Education Corp., Ltd.............................   6,127      905
    SATS, Ltd................................................   6,278   20,471
    SembCorp Industries, Ltd.................................   9,000   18,811
    Sinarmas Land, Ltd.......................................  33,000   11,206
    Singapore Airlines, Ltd..................................   5,200   42,623
    Singapore Exchange, Ltd..................................   6,000   33,877
    Singapore Post, Ltd......................................  14,000   15,012
    Singapore Technologies Engineering, Ltd..................   9,000   22,185
    Singapore Telecommunications, Ltd........................  22,000   68,989
    SMRT Corp., Ltd..........................................  15,000   18,252
    Stamford Land Corp., Ltd.................................   9,000    3,217
*   Swiber Holdings, Ltd.....................................   2,249      183
    Tat Hong Holdings, Ltd...................................  10,000    4,093
    United Engineers, Ltd....................................  12,000   20,587
    United Industrial Corp., Ltd.............................  15,000   30,585
    United Overseas Bank, Ltd................................   6,275   86,101
    UOB-Kay Hian Holdings, Ltd...............................  12,000   11,769
    UOL Group, Ltd...........................................   9,289   40,078
*   Vard Holdings, Ltd.......................................  41,000    4,706
    Venture Corp., Ltd.......................................   4,700   31,232
    Wing Tai Holdings, Ltd...................................  10,000   12,994

                                     1141

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES VALUE++
                                                              ------ --------
SINGAPORE -- (Continued)
    Yeo Hiap Seng, Ltd.......................................  1,767 $  1,806
*   Yongnam Holdings, Ltd.................................... 31,125    4,798
                                                                     --------
TOTAL SINGAPORE..............................................         922,704
                                                                     --------
SPAIN -- (2.6%)
    Abertis Infraestructuras SA..............................  1,343   21,126
    Acciona SA...............................................    648   47,830
    Acerinox SA..............................................  3,789   50,665
    ACS Actividades de Construccion y Servicios SA...........  1,303   37,364
    Amadeus IT Holding SA Class A............................  1,683   79,018
    Atresmedia Corp de Medios de Comunicacion SA.............  1,085   11,363
    Banco Bilbao Vizcaya Argentaria SA.......................  8,724   50,929
    Banco Bilbao Vizcaya Argentaria SA Sponsored ADR......... 11,900   69,495
    Banco de Sabadell SA..................................... 27,395   37,462
    Banco Popular Espanol SA................................. 10,830   15,169
    Banco Santander SA....................................... 34,041  144,515
    Banco Santander SA Sponsored ADR......................... 39,980  169,517
    Bankia SA................................................  8,460    6,492
    Bankinter SA............................................. 11,695   81,576
#   Bolsas y Mercados Espanoles SHMSF SA.....................  1,498   45,010
    CaixaBank SA.............................................    674    1,693
*   Cementos Portland Valderrivas SA.........................    228    1,529
    Cie Automotive SA........................................    590   11,459
    Construcciones y Auxiliar de Ferrocarriles SA............     52   18,948
    Distribuidora Internacional de Alimentacion SA...........  8,452   52,714
#   Duro Felguera SA.........................................  2,644    3,871
    Ebro Foods SA............................................    994   22,671
    Elecnor SA...............................................    157    1,368
    Enagas SA................................................  2,634   80,302
    Ence Energia y Celulosa SA...............................  3,405    8,602
    Endesa SA................................................  1,354   28,444
    Ferrovial SA.............................................  1,561   32,310
    Gamesa Corp. Tecnologica SA..............................  6,353  134,801
    Gas Natural SDG SA.......................................  3,433   71,011
    Grupo Catalana Occidente SA..............................    923   25,931
    Iberdrola SA(B288C92).................................... 30,964  212,751
    Iberdrola SA(BD3JCF3)....................................    985    6,769
*   Indra Sistemas SA........................................  1,150   13,943
    Industria de Diseno Textil SA............................  1,192   41,224
    Mapfre SA................................................ 19,733   48,294
    Mediaset Espana Comunicacion SA..........................  4,163   47,846
    Melia Hotels International SA............................    953   11,307
    Miquel y Costas & Miquel SA..............................    174    7,502
    Obrascon Huarte Lain SA..................................  2,259    8,406
    Papeles y Cartones de Europa SA..........................  1,543    8,981
*   Pescanova SA.............................................    468       --
*   Promotora de Informaciones SA Class A....................    966    5,723
*   Realia Business SA....................................... 15,894   17,355
    Red Electrica Corp. SA...................................  2,668   61,110
    Repsol SA................................................  2,422   30,673
    Repsol SA Sponsored ADR..................................  1,924   24,282
    Sacyr SA.................................................  7,399   13,028
    Tecnicas Reunidas SA.....................................    630   19,537

                                     1142

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
SPAIN -- (Continued)
    Telefonica SA............................................ 6,336  $   62,059
    Telefonica SA Sponsored ADR.............................. 6,192      60,434
    Tubacex SA............................................... 1,844       4,855
    Vidrala SA...............................................   390      24,124
    Viscofan SA..............................................   735      39,322
    Zardoya Otis SA.......................................... 2,937      28,823
                                                                     ----------
TOTAL SPAIN..................................................         2,161,533
                                                                     ----------

SWEDEN -- (3.0%)
    AAK AB...................................................   685      50,643
    AF AB Class B............................................ 1,570      28,541
    Alfa Laval AB............................................ 2,007      31,632
    Assa Abloy AB Class B.................................... 2,063      45,258
    Atlas Copco AB Class A................................... 1,384      38,851
    Atlas Copco AB Class B...................................   777      19,868
    Avanza Bank Holding AB...................................   446      15,953
    Axfood AB................................................ 1,400      25,158
    B&B Tools AB Class B.....................................   600      11,568
    Beijer Alma AB...........................................   381       8,505
    Bilia AB Class A......................................... 1,558      39,950
    BillerudKorsnas AB....................................... 4,342      75,471
    Boliden AB............................................... 4,049      89,119
*   Bonava AB Class B........................................ 1,600      18,642
    Byggmax Group AB......................................... 1,675      12,136
    Castellum AB............................................. 2,615      39,550
    Clas Ohlson AB Class B...................................   566       9,443
    Cloetta AB Class B....................................... 2,007       7,318
    Concentric AB............................................ 1,052      12,850
    Duni AB..................................................   892      12,400
    Electrolux AB Series B................................... 1,570      42,535
#*  Eniro AB................................................. 9,906         660
    Fabege AB................................................   643      11,480
*   Fastighets AB Balder Class B.............................   476      13,010
#*  Fingerprint Cards AB Class B.............................   985      11,499
    Haldex AB................................................ 2,000      24,594
    Hennes & Mauritz AB Class B.............................. 1,312      39,620
    Hexagon AB Class B.......................................   547      21,577
    Hexpol AB................................................ 4,840      43,064
    HIQ International AB..................................... 1,637      10,335
    Holmen AB Class B........................................   995      33,692
    Husqvarna AB Class B..................................... 7,253      62,256
#   ICA Gruppen AB...........................................   746      24,960
    Indutrade AB............................................. 2,102      44,451
#   Intrum Justitia AB.......................................   841      27,001
    JM AB.................................................... 1,200      31,114
    KappAhl AB............................................... 3,182      15,606
    Klovern AB Class B....................................... 9,144      11,700
    Lindab International AB.................................. 1,863      17,384
    Loomis AB Class B........................................ 1,303      37,590
*   Lundin Petroleum AB...................................... 1,699      28,165
#   Mekonomen AB.............................................   827      19,135
    Millicom International Cellular SA.......................   425      22,692
    Modern Times Group MTG AB Class B........................   763      19,891

                                     1143

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
SWEDEN -- (Continued)
    NCC AB Class B...........................................  1,600 $   38,586
    NetEnt AB................................................  1,506     12,745
    New Wave Group AB Class B................................  1,962     10,730
    Nibe Industrier AB Class B...............................  7,696     66,101
    Nobia AB.................................................  4,200     39,449
    Nordea Bank AB...........................................  6,069     54,073
    Nordnet AB Class B.......................................  1,809      6,006
    Peab AB..................................................  4,058     32,614
    Ratos AB Class B.........................................    678      3,427
    Rezidor Hotel Group AB...................................  1,026      4,266
    Saab AB Class B..........................................  1,477     50,717
    Sandvik AB...............................................  5,789     62,028
*   SAS AB...................................................  1,855      3,641
    Securitas AB Class B.....................................  3,673     60,435
    Skandinaviska Enskilda Banken AB Class A.................  1,945     17,054
    Skanska AB Class B.......................................    951     20,217
#   SKF AB Class A...........................................    582      9,290
    SKF AB Class B...........................................  2,766     43,822
    SkiStar AB...............................................    883     13,923
#*  SSAB AB Class A(BPRBWK4).................................    604      1,897
#*  SSAB AB Class A(B17H0S8).................................  6,154     19,352
*   SSAB AB Class B(BPRBWM6).................................  3,408      8,445
*   SSAB AB Class B(B17H3F6)................................. 13,504     33,420
    Svenska Cellulosa AB SCA Class B.........................  4,183    124,355
    Svenska Handelsbanken AB Class A.........................  1,717     20,644
    Sweco AB Class B.........................................    316      5,792
    Swedbank AB Class A......................................    434      9,112
    Tele2 AB Class B.........................................  7,729     65,298
#   Telefonaktiebolaget LM Ericsson Class A..................    436      3,213
    Telefonaktiebolaget LM Ericsson Class B..................  7,036     52,470
    Telefonaktiebolaget LM Ericsson Sponsored ADR............  6,821     50,953
    Telia Co AB.............................................. 21,953    100,175
    Trelleborg AB Class B....................................  4,066     74,112
    Volvo AB Class A.........................................  1,258     13,367
    Volvo AB Class B.........................................  8,211     87,494
    Wallenstam AB Class B....................................  2,048     17,864
                                                                     ----------
TOTAL SWEDEN.................................................         2,443,954
                                                                     ----------
SWITZERLAND -- (5.9%)
    ABB, Ltd................................................. 13,615    289,211
    ABB, Ltd. Sponsored ADR..................................  4,791    101,809
    Adecco Group AG..........................................  1,762     96,709
*   AFG Arbonia-Forster Holding AG...........................  1,332     21,016
#*  Alpiq Holding AG.........................................     27      2,036
    ams AG...................................................  2,015     66,808
    Aryzta AG................................................    811     30,468
    Ascom Holding AG.........................................  1,349     23,039
    Autoneum Holding AG......................................    124     34,907
    Baloise Holding AG.......................................    631     71,023
    Bank Coop AG.............................................     87      3,761
    Banque Cantonale Vaudoise................................     49     33,169
    Barry Callebaut AG.......................................     34     44,438
    Belimo Holding AG........................................      7     22,192

                                     1144

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                               SHARES VALUE++
                                                               ------ --------
SWITZERLAND -- (Continued)
    Bell AG...................................................     20 $  7,883
    Berner Kantonalbank AG....................................    107   20,875
    BKW AG....................................................    158    7,256
    Bobst Group SA............................................    277   15,406
    Bossard Holding AG Class A................................     88   10,707
    Bucher Industries AG......................................    173   42,960
    Burckhardt Compression Holding AG.........................     52   15,575
    Burkhalter Holding AG.....................................    152   21,094
    Cembra Money Bank AG......................................    156   11,199
    Chocoladefabriken Lindt & Spruengli AG....................      1   70,652
    Cie Financiere Richemont SA...............................  2,379  144,624
    Clariant AG...............................................  7,890  137,240
    Credit Suisse Group AG....................................  7,526   86,547
    Daetwyler Holding AG......................................    119   15,956
    DKSH Holding AG...........................................    628   44,366
    dorma+kaba Holding AG Class B.............................     37   27,013
*   Dufry AG..................................................    295   33,946
    EFG International AG......................................  1,159    5,523
    Emmi AG...................................................     98   63,149
    Energiedienst Holding AG..................................    604   14,552
    Flughafen Zuerich AG......................................    470   88,106
    Forbo Holding AG..........................................     27   34,534
    GAM Holding AG............................................    241    2,646
*   Gategroup Holding AG......................................    650   34,673
    Geberit AG................................................    140   53,992
    Georg Fischer AG..........................................     84   68,468
    Givaudan SA...............................................     34   69,827
    Gurit Holding AG..........................................     16   10,891
    Helvetia Holding AG.......................................     35   17,576
    Huber & Suhner AG.........................................    335   19,492
    Implenia AG...............................................    444   30,200
    Inficon Holding AG........................................     39   14,286
    Interroll Holding AG......................................     14   14,208
    Intershop Holding AG......................................      2      980
    Julius Baer Group, Ltd....................................    993   40,717
    Kardex AG.................................................    238   23,899
    Komax Holding AG..........................................     24    5,350
    Kudelski SA...............................................  1,531   32,608
    Kuehne + Nagel International AG...........................    283   39,695
    LafargeHolcim, Ltd........................................    632   30,052
    LEM Holding SA............................................     11    7,974
    Liechtensteinische Landesbank AG..........................     96    3,756
    Logitech International SA.................................  2,432   48,550
*   Luzerner Kantonalbank AG..................................     41   17,548
    Metall Zug AG.............................................     10   29,392
#*  Meyer Burger Technology AG................................  1,488    6,214
    Mobimo Holding AG.........................................     91   21,910
    Nestle SA................................................. 12,205  978,018
*   Orascom Development Holding AG............................    516    3,827
#   Orell Fuessli Holding AG..................................     31    4,030
    Orior AG..................................................      3      213
    Panalpina Welttransport Holding AG........................    238   32,215
    Partners Group Holding AG.................................    205   93,760

                                     1145

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
SWITZERLAND -- (Continued)
    PSP Swiss Property AG....................................    323 $   32,566
    Rieter Holding AG........................................     89     18,753
    Romande Energie Holding SA...............................      7      7,482
    Schaffner Holding AG.....................................     75     17,382
    Schindler Holding AG.....................................    128     24,717
*   Schmolz + Bickenbach AG..................................  7,007      4,697
    Schweiter Technologies AG................................     17     17,073
    SGS SA...................................................     15     33,184
    Sika AG..................................................     15     70,271
    St Galler Kantonalbank AG................................     45     18,503
    Sulzer AG................................................    586     59,498
    Swatch Group AG (The)....................................     10      2,618
    Swiss Life Holding AG....................................    395     90,103
    Swiss Prime Site AG......................................    330     30,308
    Swiss Re AG..............................................  1,553    130,183
    Swisscom AG..............................................    104     51,163
    Syngenta AG..............................................    363    142,763
    Syngenta AG ADR..........................................    700     55,034
    Temenos Group AG.........................................  1,327     82,058
    U-Blox AG................................................    187     47,326
*   UBS Group AG.............................................  8,192    112,886
    Valiant Holding AG.......................................    314     29,942
    Valora Holding AG........................................     83     23,980
    Vaudoise Assurances Holding SA...........................     16      8,329
    Vetropack Holding AG.....................................      1      1,571
*   Von Roll Holding AG......................................  3,134      1,970
    Vontobel Holding AG......................................    667     30,762
    Zug Estates Holding AG Class B...........................      2      3,430
    Zurich Insurance Group AG................................    824    197,837
                                                                     ----------
TOTAL SWITZERLAND............................................         4,863,105
                                                                     ----------
UNITED KINGDOM -- (15.9%)
    3i Group P.L.C...........................................  1,758     14,359
    A.G. Barr P.L.C..........................................    281      2,008
    Aberdeen Asset Management P.L.C..........................  9,166     38,606
    Acacia Mining P.L.C......................................  3,666     27,119
    Admiral Group P.L.C......................................  1,927     55,154
*   Afren P.L.C.............................................. 28,429         --
    Aggreko P.L.C............................................  5,691     96,896
    Amec Foster Wheeler P.L.C................................  6,221     36,819
    Anglo American P.L.C.....................................  6,646     72,788
    Anglo Pacific Group P.L.C................................  3,296      4,041
    Antofagasta P.L.C........................................  6,377     42,208
    ARM Holdings P.L.C. Sponsored ADR........................  1,380     91,577
    Ashmore Group P.L.C...................................... 10,342     45,568
    Ashtead Group P.L.C......................................  9,671    153,066
    Associated British Foods P.L.C...........................    376     13,384
    AVEVA Group P.L.C........................................    701     17,562
    Aviva P.L.C.............................................. 36,512    188,021
    Babcock International Group P.L.C........................  6,734     86,367
    BAE Systems P.L.C........................................ 23,603    166,651
*   Balfour Beatty P.L.C.....................................  1,823      5,348
    Barratt Developments P.L.C............................... 18,794    108,827

                                     1146

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                               SHARES VALUE++
                                                               ------ --------
UNITED KINGDOM -- (Continued)
    BBA Aviation P.L.C........................................ 15,420 $ 48,551
    Beazley P.L.C............................................. 12,746   66,766
    Bellway P.L.C.............................................  2,547   70,609
    Berendsen P.L.C...........................................  5,958  100,621
    Berkeley Group Holdings P.L.C.............................  2,385   84,598
    BGEO Group P.L.C..........................................    560   20,269
    BHP Billiton P.L.C........................................  1,689   21,296
    BHP Billiton P.L.C. ADR...................................  4,664  119,212
    Bodycote P.L.C............................................  4,401   34,049
    Booker Group P.L.C........................................ 14,954   34,427
    Bovis Homes Group P.L.C...................................  3,407   36,897
    BP P.L.C..................................................  1,706    9,652
    BP P.L.C. Sponsored ADR................................... 14,615  502,750
    Brewin Dolphin Holdings P.L.C.............................  8,248   27,591
    British Polythene Industries P.L.C........................    199    2,594
    Britvic P.L.C.............................................  5,064   41,918
    BT Group P.L.C............................................  6,102   33,338
    BT Group P.L.C. Sponsored ADR.............................  2,710   74,959
    Bunzl P.L.C...............................................  1,565   48,965
    Burberry Group P.L.C......................................  3,063   53,444
    Cape P.L.C................................................  2,763    6,799
    Capita P.L.C..............................................  3,947   50,117
    Capital & Counties Properties P.L.C.......................  3,114   11,976
    Carillion P.L.C........................................... 11,571   40,896
    Carnival P.L.C. ADR.......................................    739   35,686
    Centamin P.L.C............................................ 14,671   32,261
    Centrica P.L.C............................................ 41,041  130,902
    Chemring Group P.L.C......................................  6,635   12,041
    Chesnara P.L.C............................................  3,877   16,060
    Cineworld Group P.L.C.....................................  6,417   49,858
    Clarkson P.L.C............................................    149    3,637
    Close Brothers Group P.L.C................................  2,370   39,528
    Cobham P.L.C.............................................. 29,803   67,569
    Coca-Cola HBC AG..........................................  2,475   51,169
    Compass Group P.L.C.......................................  4,151   78,858
    Computacenter P.L.C.......................................  2,604   28,161
    Connect Group P.L.C.......................................  3,718    7,704
    Cranswick P.L.C...........................................    855   26,457
    Crest Nicholson Holdings P.L.C............................    930    5,262
    Croda International P.L.C.................................  2,219   97,568
    Daily Mail & General Trust P.L.C. Class A.................  4,069   38,618
    Dairy Crest Group P.L.C...................................  3,431   27,387
    Darty P.L.C............................................... 14,446   32,006
    DCC P.L.C.................................................  1,074   95,844
    De La Rue P.L.C...........................................  2,442   20,370
    Debenhams P.L.C........................................... 22,081   16,386
    Devro P.L.C...............................................  5,357   20,046
*   Dialight P.L.C............................................    163    1,236
    Dignity P.L.C.............................................    639   22,834
    Diploma P.L.C.............................................  2,852   32,146
    Direct Line Insurance Group P.L.C......................... 15,112   69,925
    Dixons Carphone P.L.C.....................................  5,067   23,430
    Domino's Pizza Group P.L.C................................  5,847   30,707

                                     1147

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES VALUE++
                                                          ------ --------
UNITED KINGDOM -- (Continued)
    Drax Group P.L.C.....................................  6,750 $ 30,531
    DS Smith P.L.C....................................... 20,367  105,629
    Dunelm Group P.L.C...................................    996   11,192
    E2V Technologies P.L.C...............................  3,334   10,341
    easyJet P.L.C........................................  2,947   40,537
    Electrocomponents P.L.C..............................  6,138   23,804
    Elementis P.L.C...................................... 10,690   31,263
*   EnQuest P.L.C........................................ 22,302    7,312
*   Enterprise Inns P.L.C................................  8,728   10,208
    Essentra P.L.C.......................................  6,005   38,531
    Euromoney Institutional Investor P.L.C...............    183    2,449
*   Evraz P.L.C.......................................... 10,158   23,011
    Experian P.L.C.......................................  6,398  125,148
    Fenner P.L.C.........................................  7,156   15,267
    Fidessa Group P.L.C..................................    721   23,281
*   Findel P.L.C.........................................    841    1,824
*   Firstgroup P.L.C..................................... 31,411   41,645
    Fresnillo P.L.C......................................    915   23,415
    G4S P.L.C............................................ 34,716   85,538
    Galliford Try P.L.C..................................  1,931   25,064
    Gem Diamonds, Ltd....................................  2,700    4,684
    GKN P.L.C............................................ 29,585  113,236
    Glencore P.L.C....................................... 33,435   82,521
    Go-Ahead Group P.L.C.................................    487   11,760
    Grafton Group P.L.C..................................  4,956   36,607
    Greencore Group P.L.C................................ 15,232   66,012
    Greene King P.L.C....................................  3,513   37,748
    Greggs P.L.C.........................................  3,028   41,410
    Halfords Group P.L.C.................................  7,465   34,752
    Hargreaves Lansdown P.L.C............................  1,126   19,353
    Hays P.L.C........................................... 23,736   37,338
    Helical P.L.C........................................  3,459   12,985
    Henderson Group P.L.C................................ 19,149   58,510
    Hill & Smith Holdings P.L.C..........................  3,928   55,704
    Hilton Food Group P.L.C..............................  1,352   10,673
    Hiscox, Ltd..........................................  6,335   88,782
    Home Retail Group P.L.C.............................. 24,821   50,634
    HomeServe P.L.C......................................  6,343   46,933
    Howden Joinery Group P.L.C........................... 13,731   78,515
    HSBC Holdings P.L.C. Sponsored ADR...................    929   30,425
    Hunting P.L.C........................................  2,655   14,373
    Huntsworth P.L.C.....................................  9,410    4,983
    ICAP P.L.C...........................................  7,821   45,938
    IG Group Holdings P.L.C..............................  9,898  115,941
*   Imagination Technologies Group P.L.C.................  4,772   12,844
    IMI P.L.C............................................  3,323   47,153
    Inchcape P.L.C.......................................  9,922   88,468
    Informa P.L.C........................................ 16,163  152,707
    Inmarsat P.L.C.......................................  5,644   58,357
    InterContinental Hotels Group P.L.C. ADR.............    732   29,637
    International Consolidated Airlines Group SA......... 10,127   54,378
    Interserve P.L.C.....................................  2,216    8,650
    Intertek Group P.L.C.................................  1,135   54,453

                                     1148

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES  VALUE++
                                                          ------- --------
UNITED KINGDOM -- (Continued)
    Investec P.L.C.......................................  12,086 $ 71,939
    ITE Group P.L.C......................................     779    1,679
    ITV P.L.C............................................  22,994   59,622
    J D Wetherspoon P.L.C................................   1,890   21,290
    J Sainsbury P.L.C....................................  17,515   51,977
    James Fisher & Sons P.L.C............................   1,237   24,514
    Jardine Lloyd Thompson Group P.L.C...................   1,972   25,502
    JD Sports Fashion P.L.C..............................   1,956   32,527
    John Menzies P.L.C...................................     329    2,563
    John Wood Group P.L.C................................   7,193   62,930
    Johnson Matthey P.L.C................................   1,917   83,077
*   Johnston Press P.L.C.................................     194       35
    Jupiter Fund Management P.L.C........................   8,640   48,322
*   KAZ Minerals P.L.C...................................   3,030    6,300
    KCOM Group P.L.C.....................................   8,494   12,355
    Keller Group P.L.C...................................   1,520   20,474
    Kier Group P.L.C.....................................   1,746   24,790
    Kingfisher P.L.C.....................................  11,855   52,644
    Laird P.L.C..........................................   6,889   26,724
*   Lamprell P.L.C.......................................   3,344    3,091
    Lancashire Holdings, Ltd.............................   2,958   23,543
    Legal & General Group P.L.C..........................  33,413   90,896
*   Liberty Global P.L.C. Class A........................     574   18,201
*   Liberty Global P.L.C. Series C.......................   1,591   49,234
*   Liberty Global P.L.C. LiLAC Class A..................     137    4,706
*   Liberty Global P.L.C. LiLAC Class C..................     338   11,830
    Lloyds Banking Group P.L.C........................... 224,117  157,632
#   Lloyds Banking Group P.L.C. ADR......................  34,430   98,470
    London Stock Exchange Group P.L.C....................   2,289   84,243
    Lookers P.L.C........................................   4,741    6,679
    Low & Bonar P.L.C....................................   7,100    5,727
    Man Group P.L.C......................................  41,451   63,589
    Marks & Spencer Group P.L.C..........................  10,233   43,264
    Marshalls P.L.C......................................   2,962   10,709
    McBride P.L.C........................................   5,164   11,129
    Mears Group P.L.C....................................   3,694   19,360
    Meggitt P.L.C........................................  17,800  103,096
    Melrose Industries P.L.C.............................   3,086   27,945
    Micro Focus International P.L.C......................   2,013   51,594
    Millennium & Copthorne Hotels P.L.C..................   1,536    9,192
    Mitchells & Butlers P.L.C............................   4,465   14,869
    Mitie Group P.L.C....................................  12,872   42,433
    Mondi P.L.C..........................................   4,109   83,155
    Moneysupermarket.com Group P.L.C.....................   4,756   18,788
    Morgan Advanced Materials P.L.C......................   9,000   32,559
    Morgan Sindall Group P.L.C...........................     286    2,188
    N Brown Group P.L.C..................................   2,652    6,104
    National Express Group P.L.C.........................  13,863   61,924
    National Grid P.L.C. Sponsored ADR...................   1,384  100,271
    NCC Group P.L.C......................................   2,085    8,971
    Next P.L.C...........................................     517   34,373
    Northgate P.L.C......................................   3,835   19,377
    Novae Group P.L.C....................................   2,345   25,221

                                     1149

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES VALUE++
                                                          ------ --------
UNITED KINGDOM -- (Continued)
    Old Mutual P.L.C..................................... 25,796 $ 71,783
*   Ophir Energy P.L.C................................... 10,657    9,576
    Pagegroup P.L.C......................................  4,900   21,930
    PayPoint P.L.C.......................................    593    7,730
    Pearson P.L.C. Sponsored ADR.........................  4,891   57,176
    Pendragon P.L.C...................................... 30,527   12,784
    Pennon Group P.L.C...................................  6,078   72,543
    Persimmon P.L.C......................................  6,375  142,338
    Petra Diamonds, Ltd..................................  4,104    6,497
    Petrofac, Ltd........................................  3,167   31,314
*   Petropavlovsk P.L.C..................................  3,187      302
    Phoenix Group Holdings...............................  4,723   50,099
    Photo-Me International P.L.C.........................  3,031    6,218
    Playtech P.L.C.......................................  2,427   27,953
    Premier Farnell P.L.C................................  3,194    8,220
*   Premier Foods P.L.C.................................. 28,858   19,255
*   Premier Oil P.L.C.................................... 13,691   11,596
    Provident Financial P.L.C............................    387   13,878
    Prudential P.L.C.....................................  1,772   31,238
*   Punch Taverns P.L.C..................................    614      711
    PZ Cussons P.L.C.....................................  2,944   13,236
    QinetiQ Group P.L.C.................................. 15,195   45,121
    Randgold Resources, Ltd..............................    475   55,897
    Redrow P.L.C.........................................  6,636   29,672
    Regus P.L.C.......................................... 13,221   53,424
    RELX P.L.C...........................................  1,825   34,655
#   RELX P.L.C. Sponsored ADR............................  2,800   53,984
    Renishaw P.L.C.......................................    508   17,506
    Rentokil Initial P.L.C............................... 30,662   87,177
    Restaurant Group P.L.C. (The)........................  4,010   18,791
    Ricardo P.L.C........................................     61      618
    Rightmove P.L.C......................................  1,847   99,019
    Rio Tinto P.L.C......................................    948   30,765
#   Rio Tinto P.L.C. Sponsored ADR.......................  8,120  266,498
    Rolls-Royce Holdings P.L.C........................... 14,667  153,470
    Rotork P.L.C......................................... 15,220   43,772
    Royal Dutch Shell P.L.C. Class A.....................  7,792  201,196
    Royal Dutch Shell P.L.C. Class B.....................  2,434   64,743
    Royal Dutch Shell P.L.C. Sponsored ADR, Class B......    764   41,416
    Royal Mail P.L.C.....................................  4,340   29,265
    RPC Group P.L.C......................................  5,001   57,066
    RPS Group P.L.C......................................  5,472   13,653
    RSA Insurance Group P.L.C............................ 12,108   79,618
    Sage Group P.L.C. (The).............................. 11,581  109,202
    Savills P.L.C........................................  3,502   32,394
    Schroders P.L.C.(0240549)............................    817   28,316
    Schroders P.L.C.(0239581)............................    320    8,523
    SDL P.L.C............................................    155      888
    Senior P.L.C.........................................  9,084   24,623
    Severfield P.L.C.....................................  5,353    3,859
    Severn Trent P.L.C...................................  1,351   43,775
    Shanks Group P.L.C................................... 13,706   19,094
    SIG P.L.C............................................ 12,895   17,991

                                     1150

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES VALUE++
                                                          ------ --------
UNITED KINGDOM -- (Continued)
    Sky P.L.C............................................  2,707 $ 32,967
    Sky P.L.C. Sponsored ADR.............................    650   31,603
    Soco International P.L.C.............................  5,498   10,995
    Spectris P.L.C.......................................  3,001   74,512
    Speedy Hire P.L.C.................................... 20,261    9,241
    Spirax-Sarco Engineering P.L.C.......................  1,231   64,843
    Spirent Communications P.L.C.........................  5,973    7,140
*   Sports Direct International P.L.C....................  1,936    7,414
    SSE P.L.C............................................  6,605  132,583
    SSP Group P.L.C......................................  2,248    9,529
    St. Ives P.L.C.......................................    388      564
    St. James's Place P.L.C..............................  7,870   96,316
    St. Modwen Properties P.L.C..........................  7,361   27,465
    Stagecoach Group P.L.C...............................  7,817   20,962
    Standard Chartered P.L.C.............................  4,501   35,990
    Standard Life P.L.C..................................  9,745   39,015
    SuperGroup P.L.C.....................................    668   14,037
    Synthomer P.L.C......................................  9,204   44,535
    TalkTalk Telecom Group P.L.C......................... 10,144   30,740
    Tate & Lyle P.L.C....................................  6,674   63,869
    Taylor Wimpey P.L.C.................................. 62,476  127,844
    Telecom Plus P.L.C...................................    520    7,165
*   Tesco P.L.C.......................................... 60,219  124,161
*   Thomas Cook Group P.L.C.............................. 25,906   22,277
    Topps Tiles P.L.C....................................  4,341    6,895
    Travis Perkins P.L.C.................................  4,039   83,341
    Trinity Mirror P.L.C.................................  7,656    7,609
    TT Electronics P.L.C.................................  3,593    6,392
    TUI AG(5666292)......................................  2,519   33,014
    TUI AG(B11LJN4)......................................  3,032   39,468
    Tullett Prebon P.L.C.................................  4,980   21,943
*   Tullow Oil P.L.C.....................................  2,740    7,216
    U & I Group P.L.C....................................  7,513   15,063
    UBM P.L.C............................................  7,030   62,397
    Ultra Electronics Holdings P.L.C.....................  1,481   33,522
    Unilever P.L.C. Sponsored ADR........................  3,231  151,243
    UNITE Group P.L.C. (The).............................  6,382   53,484
    United Utilities Group P.L.C.........................  2,092   28,144
    Vedanta Resources P.L.C..............................  2,812   21,376
    Vesuvius P.L.C.......................................  6,354   30,894
    Vodafone Group P.L.C................................. 38,905  118,190
    Vodafone Group P.L.C. Sponsored ADR..................  8,539  263,866
    Weir Group P.L.C. (The)..............................  3,917   75,895
    WH Smith P.L.C.......................................  2,310   46,762
    Whitbread P.L.C......................................  1,256   64,137
    Wireless Group P.L.C.................................  2,792   11,353
    WM Morrison Supermarkets P.L.C....................... 47,152  115,875
    Wolseley P.L.C.......................................  1,318   73,493
    Wolseley P.L.C. ADR..................................  2,684   14,974
    WPP P.L.C. Sponsored ADR.............................    717   80,354

                                     1151

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
UNITED KINGDOM -- (Continued)
      WS Atkins P.L.C......................................   1,777 $    32,892
                                                                    -----------
TOTAL UNITED KINGDOM.......................................          13,096,327
                                                                    -----------
UNITED STATES -- (0.1%)
      Ball Corp............................................     764      53,960
                                                                    -----------
TOTAL COMMON STOCKS........................................          79,739,498
                                                                    -----------
PREFERRED STOCKS -- (0.2%)

GERMANY -- (0.2%)
      Bayerische Motoren Werke AG..........................     207      15,003
      Fuchs Petrolub SE....................................     614      25,926
      Jungheinrich AG......................................     573      17,478
      Volkswagen AG........................................     996     140,130
                                                                    -----------
TOTAL GERMANY..............................................             198,537
                                                                    -----------
TOTAL PREFERRED STOCKS.....................................             198,537
                                                                    -----------
RIGHTS/WARRANTS -- (0.0%)

SPAIN -- (0.0%)
*     Zardoya Otis SA Rights 08/05/16......................   2,937       1,182
                                                                    -----------
TOTAL INVESTMENT SECURITIES................................          79,939,217
                                                                    -----------

                                                                      VALUE+
                                                                    -----------
SECURITIES LENDING COLLATERAL -- (3.2%)
(S)@  DFA Short Term Investment Fund....................... 227,781   2,635,423
                                                                    -----------
TOTAL INVESTMENTS -- (100.0%) (Cost $89,017,778)^^.........         $82,574,640
                                                                    ===========

                                     1152

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  -------------------------------------------
                                    LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                  ----------- ----------- ------- -----------
Common Stocks
   Australia..................... $   301,568 $ 5,029,893   --    $ 5,331,461
   Austria.......................          --     432,355   --        432,355
   Belgium.......................          --     957,509   --        957,509
   Canada........................   7,078,629       5,430   --      7,084,059
   China.........................          --           1   --              1
   Denmark.......................          --     948,561   --        948,561
   Finland.......................     248,551   1,394,281   --      1,642,832
   France........................     181,815   6,327,541   --      6,509,356
   Germany.......................     212,834   5,165,143   --      5,377,977
   Greece........................          --          --   --             --
   Hong Kong.....................       1,897   2,537,229   --      2,539,126
   Ireland.......................      39,773     409,066   --        448,839
   Israel........................          --     275,840   --        275,840
   Italy.........................     168,590   1,892,549   --      2,061,139
   Japan.........................     715,919  18,176,279   --     18,892,198
   Netherlands...................     419,535   1,887,353   --      2,306,888
   New Zealand...................         969     390,650   --        391,619
   Norway........................      56,329     658,103   --        714,432
   Portugal......................          --     283,723   --        283,723
   Singapore.....................          --     922,704   --        922,704
   Spain.........................     323,728   1,837,805   --      2,161,533
   Sweden........................      69,595   2,374,359   --      2,443,954
   Switzerland...................     304,402   4,558,703   --      4,863,105
   United Kingdom................   2,128,072  10,968,255   --     13,096,327
   United States.................      53,960          --   --         53,960
Preferred Stocks
   Germany.......................          --     198,537   --        198,537
Rights/Warrants
   Spain.........................          --       1,182   --          1,182
Securities Lending Collateral....          --   2,635,423   --      2,635,423
                                  ----------- -----------   --    -----------
TOTAL............................ $12,306,166 $70,268,474   --    $82,574,640
                                  =========== ===========   ==    ===========

                                     1153

                          WORLD CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                        SHARES        VALUE+
                                                      ----------   ------------
AFFILIATED INVESTMENT COMPANIES -- (99.8%)
Investment in U.S. Core Equity 1 Portfolio of DFA
  Investment Dimensions Group Inc.................... 10,201,968   $187,002,076
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................ 11,539,435    133,165,083
Investment in Emerging Markets Core Equity Portfolio
  of DFA Investment Dimensions Group Inc.............  2,064,214     37,259,069
                                                                   ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
     COMPANIES (Cost $352,436,868)...................               357,426,228
                                                                   ------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
State Street Institutional Liquid Reserves, 0.457%
  (Cost $611,162)....................................    611,162        611,162
                                                                   ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $353,048,030)^^...........................              $358,037,390
                                                                   ============

                                     1154

WORLD CORE EQUITY PORTFOLIO
CONTINUED

Summary of the Fund's investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                      -----------------------------------------
                                        LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                      ------------ ------- ------- ------------
Affiliated Investment Companies...... $357,426,228   --      --    $357,426,228
Temporary Cash Investments...........      611,162   --      --         611,162
                                      ------------   --      --    ------------
TOTAL................................ $358,037,390   --      --    $358,037,390
                                      ============   ==      ==    ============

                                     1155

                              DFA LTIP PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                          FACE
                                                        AMOUNT^^^
                                                          (000)     VALUE+
                                                        --------- -----------
U.S. TREASURY OBLIGATIONS -- (100.0%)
Treasury Inflation Protected Security..................
   0.625%, 02/15/43....................................  $21,252  $22,407,250
   1.375%, 02/15/44....................................    8,998   11,075,002
   0.750%, 02/15/45....................................   10,601   11,253,945
   1.000%, 02/15/46....................................    5,770    6,542,961
                                                                  -----------
TOTAL U.S. TREASURY OBLIGATIONS........................            51,279,158
                                                                  -----------
TOTAL INVESTMENT SECURITIES............................            51,279,158
                                                                  -----------
TOTAL INVESTMENTS -- (100.0%) (Cost $44,737,079)^^.....           $51,279,158
                                                                  ===========

                                     1156

DFA LTIP PORTFOLIO
CONTINUED

Summary of the Fund's investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                      ---------------------------------------
                                      LEVEL 1    LEVEL 2   LEVEL 3    TOTAL
                                      -------  ----------- ------- -----------
U.S. Treasury Obligations............   --     $51,279,158   --    $51,279,158
                                        --     -----------   --    -----------
TOTAL................................   --     $51,279,158   --    $51,279,158
                                        ==     ===========   ==    ===========

                                     1157

                      U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                              SHARES   VALUE+
                                                              ------ ----------
COMMON STOCKS -- (89.8%)

Consumer Discretionary -- (14.5%)
*   1-800-Flowers.com, Inc. Class A..........................  4,043 $   36,913
    A.H. Belo Corp. Class A..................................  1,763      9,115
    Aaron's, Inc.............................................  7,757    185,780
    Abercrombie & Fitch Co. Class A..........................  5,896    122,106
    Advance Auto Parts, Inc..................................  3,130    531,662
*   Amazon.com, Inc..........................................  3,900  2,959,359
    AMC Entertainment Holdings, Inc. Class A.................  2,449     72,050
*   AMC Networks, Inc. Class A...............................  1,795     99,371
#*  America's Car-Mart, Inc..................................  1,100     38,588
*   American Axle & Manufacturing Holdings, Inc..............  7,509    130,732
#   American Eagle Outfitters, Inc........................... 23,193    415,619
*   American Public Education, Inc...........................  2,102     60,201
*   Apollo Education Group, Inc..............................  7,336     65,951
    Aramark.................................................. 15,998    573,528
#   Arctic Cat, Inc..........................................  1,500     23,415
    Ark Restaurants Corp.....................................    120      2,784
*   Asbury Automotive Group, Inc.............................  3,749    227,939
#*  Ascena Retail Group, Inc................................. 15,886    129,153
*   Ascent Capital Group, Inc. Class A.......................  1,239     21,088
#   Autoliv, Inc.............................................  4,570    483,506
*   AutoNation, Inc..........................................  8,474    452,088
*   AutoZone, Inc............................................    400    325,588
*   Ballantyne Strong, Inc...................................    900      4,698
*   Barnes & Noble Education, Inc............................  4,249     49,118
    Barnes & Noble, Inc......................................  7,754    101,422
    Bassett Furniture Industries, Inc........................  1,200     30,996
#*  Beazer Homes USA, Inc....................................  1,140     10,933
#   Bed Bath & Beyond, Inc................................... 13,917    625,569
*   Belmond, Ltd. Class A.................................... 11,073    127,229
#   Best Buy Co., Inc........................................ 23,322    783,619
    Big 5 Sporting Goods Corp................................  3,788     40,001
#   Big Lots, Inc............................................  8,089    430,173
*   Biglari Holdings, Inc....................................    330    136,986
    Bloomin' Brands, Inc..................................... 19,191    345,054
    Blue Nile, Inc...........................................  1,050     30,513
    Bob Evans Farms, Inc.....................................  2,625     96,548
#   Bon-Ton Stores, Inc. (The)...............................  1,300      1,937
#   BorgWarner, Inc.......................................... 14,632    485,490
*   Bridgepoint Education, Inc...............................  6,286     44,819
*   Bright Horizons Family Solutions, Inc....................  4,941    331,393
#   Brinker International, Inc...............................  3,391    159,852
    Brunswick Corp...........................................  7,516    372,944
#   Buckle, Inc. (The).......................................  1,193     32,676
*   Build-A-Bear Workshop, Inc...............................  2,400     32,712
*   Burlington Stores, Inc...................................  3,083    235,880
*   Cabela's, Inc............................................  7,890    407,361
#   Cable One, Inc...........................................    700    366,716
#   CalAtlantic Group, Inc................................... 10,781    390,380
    Caleres, Inc.............................................  4,171    109,781
    Callaway Golf Co.........................................  7,165     76,666
*   Cambium Learning Group, Inc..............................  2,515     12,173

                                     1158

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
    Capella Education Co....................................   1,786 $  106,928
*   Career Education Corp...................................   8,848     61,140
#*  CarMax, Inc.............................................  13,053    760,468
*   Carmike Cinemas, Inc....................................   1,710     52,702
    Carnival Corp...........................................  11,176    522,143
#   Carriage Services, Inc..................................   1,852     45,022
*   Carrols Restaurant Group, Inc...........................   5,905     71,510
    Carter's, Inc...........................................   2,383    241,279
    Cato Corp. (The) Class A................................   2,682     95,935
*   Cavco Industries, Inc...................................     680     67,578
    CBS Corp. Class A.......................................     234     12,870
    CBS Corp. Class B.......................................   9,928    518,440
*   Charter Communications, Inc. Class A....................   2,734    642,135
#   Cheesecake Factory, Inc. (The)..........................   6,109    316,019
*   Cherokee, Inc...........................................     813      8,488
    Chico's FAS, Inc........................................  11,922    143,183
#   Children's Place, Inc. (The)............................   2,085    174,264
#*  Chipotle Mexican Grill, Inc.............................     500    211,995
    Choice Hotels International, Inc........................   2,560    123,622
*   Christopher & Banks Corp................................   3,927      7,972
    Cinemark Holdings, Inc..................................  12,924    485,942
    Citi Trends, Inc........................................   1,712     28,556
    Clear Channel Outdoor Holdings, Inc. Class A............   1,900     13,281
    ClubCorp Holdings, Inc..................................   8,457    122,627
#   Coach, Inc..............................................  14,194    611,903
    Collectors Universe, Inc................................     700     15,057
    Columbia Sportswear Co..................................   4,896    280,296
    Comcast Corp. Class A................................... 113,286  7,618,483
#*  Conn's, Inc.............................................   3,060     21,757
    Cooper Tire & Rubber Co.................................   6,800    224,332
*   Cooper-Standard Holding, Inc............................   1,791    157,698
#   Cracker Barrel Old Country Store, Inc...................   2,323    365,663
*   Crocs, Inc..............................................   4,059     45,988
    CSS Industries, Inc.....................................     770     20,259
    CST Brands, Inc.........................................   9,159    409,590
    Culp, Inc...............................................   1,605     45,791
*   Cumulus Media, Inc. Class A.............................   6,797      2,599
    Dana Holding Corp.......................................  21,346    291,159
*   Deckers Outdoor Corp....................................   3,337    220,275
    Delphi Automotive P.L.C.................................   3,700    250,934
*   Delta Apparel, Inc......................................     600     14,334
*   Denny's Corp............................................   5,832     65,085
    Destination Maternity Corp..............................   1,363      7,660
*   Destination XL Group, Inc...............................   6,598     34,046
    DeVry Education Group, Inc..............................   4,021     89,548
*   Diamond Resorts International, Inc......................   7,373    222,517
    Dick's Sporting Goods, Inc..............................  11,003    564,344
#   Dillard's, Inc. Class A.................................   4,423    299,349
    DineEquity, Inc.........................................   3,003    244,354
#*  Discovery Communications, Inc. Class A..................   9,911    248,667
*   Discovery Communications, Inc. Class C..................  16,058    394,063
*   DISH Network Corp. Class A..............................   2,947    157,429
*   Dixie Group, Inc. (The).................................   1,369      5,065

                                     1159

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
    Dollar General Corp.....................................   7,530 $  713,392
*   Dollar Tree, Inc........................................   4,785    460,748
    Domino's Pizza, Inc.....................................   1,200    176,760
#*  Dorman Products, Inc....................................   4,152    264,482
    DR Horton, Inc..........................................  14,193    466,666
*   DreamWorks Animation SKG, Inc. Class A..................   6,140    251,556
    Drew Industries, Inc....................................   3,148    288,388
#   DSW, Inc. Class A.......................................   8,403    203,857
#   Dunkin' Brands Group, Inc...............................   3,852    174,534
#*  El Pollo Loco Holdings, Inc.............................   2,507     32,992
    Entercom Communications Corp. Class A...................   3,724     54,408
    Entravision Communications Corp. Class A................   7,957     57,768
#   Escalade, Inc...........................................   1,450     15,559
#   Ethan Allen Interiors, Inc..............................   2,800     97,244
*   EW Scripps Co. (The) Class A............................   5,597     94,925
#   Expedia, Inc............................................   4,186    488,297
*   Express, Inc............................................  11,471    171,606
    Extended Stay America, Inc..............................  15,422    218,376
*   Famous Dave's of America, Inc...........................     843      4,898
#*  Federal-Mogul Holdings Corp.............................   8,186     72,364
*   Fiesta Restaurant Group, Inc............................   1,467     32,773
#   Finish Line, Inc. (The) Class A.........................   5,243    113,930
#*  Five Below, Inc.........................................   4,041    206,131
    Flexsteel Industries, Inc...............................     748     30,743
    Foot Locker, Inc........................................   9,022    537,892
#   Ford Motor Co........................................... 173,007  2,190,269
#*  Fossil Group, Inc.......................................   3,088     97,581
*   Fox Factory Holding Corp................................   5,023     96,391
*   Francesca's Holdings Corp...............................   4,910     62,406
#   Fred's, Inc. Class A....................................   4,237     67,326
*   FTD Cos., Inc...........................................   3,111     78,739
#*  G-III Apparel Group, Ltd................................   4,488    179,655
#   GameStop Corp. Class A..................................  13,700    424,015
*   Gaming Partners International Corp......................     400      3,820
    Gannett Co., Inc........................................  11,467    146,319
    Gap, Inc. (The).........................................  25,640    661,256
    Garmin, Ltd.............................................   7,197    391,013
    General Motors Co.......................................  58,444  1,843,324
*   Genesco, Inc............................................   2,574    178,687
#   Gentex Corp.............................................  32,132    567,772
*   Gentherm, Inc...........................................   3,912    131,287
#   Genuine Parts Co........................................   8,468    865,768
#*  Global Eagle Entertainment, Inc.........................   3,800     31,160
#   GNC Holdings, Inc. Class A..............................  11,330    231,245
    Goodyear Tire & Rubber Co. (The)........................  17,751    508,921
    Graham Holdings Co. Class B.............................     366    184,186
*   Grand Canyon Education, Inc.............................   6,402    269,268
*   Gray Television, Inc....................................   7,293     72,201
*   Green Brick Partners, Inc...............................   5,861     41,379
    Group 1 Automotive, Inc.................................   2,694    167,890
#*  Groupon, Inc............................................   5,379     25,927
#   Guess?, Inc.............................................   7,348    108,163
#   H&R Block, Inc..........................................   6,388    151,971

                                     1160

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Consumer Discretionary -- (Continued)
    Hanesbrands, Inc.........................................  9,600 $  255,936
#   Harley-Davidson, Inc.....................................  6,891    364,672
    Harman International Industries, Inc.....................  3,736    308,743
    Harte-Hanks, Inc.........................................  7,584     12,589
    Hasbro, Inc..............................................  2,562    208,111
    Haverty Furniture Cos., Inc..............................  2,057     37,911
*   Helen of Troy, Ltd.......................................  2,720    270,939
#*  hhgregg, Inc.............................................  2,852      5,932
*   Hibbett Sports, Inc......................................  2,337     81,608
    Hilton Worldwide Holdings, Inc........................... 13,134    304,577
    Home Depot, Inc. (The)................................... 13,337  1,843,707
    Hooker Furniture Corp....................................    978     22,621
*   Horizon Global Corp......................................  1,406     18,348
*   Houghton Mifflin Harcourt Co.............................  9,870    167,296
#   HSN, Inc.................................................  3,549    181,567
*   Hyatt Hotels Corp. Class A...............................  1,306     65,875
*   Iconix Brand Group, Inc..................................  5,768     41,530
*   Installed Building Products, Inc.........................  2,930    104,982
    International Speedway Corp. Class A.....................  3,060    103,336
    Interpublic Group of Cos., Inc. (The)....................  9,100    209,846
    Interval Leisure Group, Inc..............................  9,380    168,652
*   Intrawest Resorts Holdings, Inc..........................  3,367     48,956
#*  iRobot Corp..............................................  2,239     84,903
    Jack in the Box, Inc.....................................  2,415    213,462
#*  JAKKS Pacific, Inc.......................................    496      4,573
#*  Jamba, Inc...............................................  1,100     11,880
#*  JC Penney Co., Inc....................................... 21,941    211,950
    John Wiley & Sons, Inc. Class A..........................  5,525    318,792
    John Wiley & Sons, Inc. Class B..........................    312     17,472
    Johnson Controls, Inc.................................... 21,742    998,393
    Johnson Outdoors, Inc. Class A...........................    766     23,325
*   K12, Inc.................................................  4,300     53,234
#*  Kate Spade & Co..........................................  3,795     82,314
    KB Home..................................................  6,016     94,451
*   Kirkland's, Inc..........................................  2,193     33,421
#   Kohl's Corp.............................................. 17,619    732,774
#   L Brands, Inc............................................  2,900    214,310
*   La Quinta Holdings, Inc.................................. 10,470    129,514
    La-Z-Boy, Inc............................................  5,515    166,663
*   Lakeland Industries, Inc.................................    300      3,042
#*  Lands' End, Inc..........................................  1,188     16,881
    Lear Corp................................................  5,197    589,600
#*  Lee Enterprises, Inc.....................................  1,100      2,024
    Leggett & Platt, Inc.....................................  3,142    165,175
    Lennar Corp. Class A.....................................  9,535    446,238
    Lennar Corp. Class B.....................................    755     28,343
    Libbey, Inc..............................................  2,657     49,659
#*  Liberty Braves Group Class A.............................    363      5,986
*   Liberty Braves Group Class C.............................    833     13,311
*   Liberty Broadband Corp. Class A..........................    782     49,117
*   Liberty Broadband Corp. Class C..........................  4,118    260,711
*   Liberty Interactive Corp., QVC Group Class A............. 22,931    614,780
*   Liberty Media Group Class A..............................    907     20,589

                                     1161

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Consumer Discretionary -- (Continued)
#*  Liberty Media Group Class C..............................  2,083 $   46,701
*   Liberty SiriusXM Group Class A...........................  3,630    129,773
*   Liberty SiriusXM Group Class C...........................  8,335    293,809
    Liberty Tax, Inc.........................................  1,200     16,632
*   Liberty TripAdvisor Holdings, Inc. Class A...............  6,812    161,240
*   Liberty Ventures Series A................................  6,676    251,752
    Lifetime Brands, Inc.....................................  1,597     21,384
#   Lions Gate Entertainment Corp............................  3,279     65,547
#   Lithia Motors, Inc. Class A..............................  2,690    232,120
*   Live Nation Entertainment, Inc........................... 16,953    464,851
*   LKQ Corp................................................. 15,609    536,794
*   Loral Space & Communications, Inc........................    771     27,085
    Lowe's Cos., Inc......................................... 13,724  1,129,211
*   Luby's, Inc..............................................  1,850      8,584
*   Lululemon Athletica, Inc.................................  2,568    199,405
#*  Lumber Liquidators Holdings, Inc.........................  1,700     25,551
*   M/I Homes, Inc...........................................  2,700     60,885
    Macy's, Inc.............................................. 19,591    701,946
*   Madison Square Garden Co. (The) Class A..................  1,819    332,495
*   Malibu Boats, Inc. Class A...............................  1,256     17,132
    Marcus Corp. (The).......................................  2,100     46,515
    Marine Products Corp.....................................    880      8,034
*   MarineMax, Inc...........................................  3,006     60,721
#   Marriott International, Inc. Class A.....................  3,253    233,240
#   Marriott Vacations Worldwide Corp........................  2,857    217,989
#   Mattel, Inc.............................................. 16,005    534,247
#*  Mattress Firm Holding Corp...............................    851     25,394
*   McClatchy Co. (The) Class A..............................    656     12,687
    McDonald's Corp.......................................... 10,952  1,288,503
#   MDC Holdings, Inc........................................  5,029    132,363
*   Media General, Inc....................................... 13,638    239,892
    Meredith Corp............................................  4,666    254,204
*   Meritage Homes Corp......................................  4,326    157,423
#*  Michael Kors Holdings, Ltd...............................  6,951    359,506
*   Michaels Cos., Inc. (The)................................  3,700     97,532
*   Modine Manufacturing Co..................................  4,909     47,126
*   Mohawk Industries, Inc...................................  4,047    845,580
#   Monro Muffler Brake, Inc.................................  2,946    184,479
*   Motorcar Parts of America, Inc...........................  2,025     56,761
    Movado Group, Inc........................................  1,800     40,662
*   MSG Networks, Inc. Class A...............................  4,558     73,156
*   Murphy USA, Inc..........................................  6,295    482,449
    NACCO Industries, Inc. Class A...........................    500     28,135
*   Nathan's Famous, Inc.....................................    600     29,142
    National CineMedia, Inc..................................  5,258     81,920
*   Nautilus, Inc............................................  4,510     84,968
#*  Netflix, Inc.............................................  1,800    164,250
    New Media Investment Group, Inc..........................  4,600     81,236
*   New York & Co., Inc......................................  5,501     10,232
    New York Times Co. (The) Class A......................... 12,714    165,028
    Newell Brands, Inc.......................................  8,035    421,516
    News Corp. Class A....................................... 13,607    176,483
#   News Corp. Class B.......................................  6,475     87,024

                                     1162

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Consumer Discretionary -- (Continued)
#   Nexstar Broadcasting Group, Inc. Class A...................  2,158 $109,087
    NIKE, Inc. Class B......................................... 11,440  634,920
#*  Noodles & Co...............................................    700    5,173
#   Nordstrom, Inc.............................................  5,569  246,317
#*  Norwegian Cruise Line Holdings, Ltd........................ 11,991  510,817
    Nutrisystem, Inc...........................................  2,677   79,186
*   NVR, Inc...................................................    100  170,500
*   O'Reilly Automotive, Inc...................................  1,819  528,656
*   Office Depot, Inc.......................................... 42,218  146,074
#   Omnicom Group, Inc.........................................  4,822  396,802
    Outerwall, Inc.............................................  1,885   99,264
#*  Overstock.com, Inc.........................................  1,945   31,704
    Oxford Industries, Inc.....................................  2,269  129,741
#*  Panera Bread Co. Class A...................................  1,780  390,390
#   Papa John's International, Inc.............................  2,782  205,729
    Penske Automotive Group, Inc............................... 10,075  399,171
*   Perfumania Holdings, Inc...................................    260      598
*   Perry Ellis International, Inc.............................  1,810   38,770
#   PetMed Express, Inc........................................  1,883   39,035
#   Pier 1 Imports, Inc........................................  8,159   41,774
#   Polaris Industries, Inc....................................  1,500  148,125
    Pool Corp..................................................  2,790  285,361
*   Popeyes Louisiana Kitchen, Inc.............................  1,622   92,908
*   Potbelly Corp..............................................  2,522   32,862
*   Priceline Group, Inc. (The)................................    661  892,885
    PulteGroup, Inc............................................ 19,812  419,618
    PVH Corp...................................................  4,632  468,110
#   Ralph Lauren Corp..........................................  2,995  293,780
*   Reading International, Inc. Class A........................  2,550   35,063
*   Red Lion Hotels Corp.......................................  1,300   10,322
*   Red Robin Gourmet Burgers, Inc.............................  1,336   64,609
#   Regal Entertainment Group Class A..........................  5,943  139,779
*   Regis Corp.................................................  4,906   65,937
    Rent-A-Center, Inc.........................................  3,800   41,040
#*  Restoration Hardware Holdings, Inc.........................  3,400  104,754
    Rocky Brands, Inc..........................................    402    4,410
    Ross Stores, Inc...........................................  6,392  395,217
#   Royal Caribbean Cruises, Ltd...............................  7,893  571,769
*   Ruby Tuesday, Inc..........................................  6,655   26,886
    Saga Communications, Inc. Class A..........................    347   14,234
    Salem Media Group, Inc.....................................  1,500   11,355
#*  Sally Beauty Holdings, Inc.................................  6,985  204,870
    Scholastic Corp............................................  3,036  124,780
#   Scripps Networks Interactive, Inc. Class A.................  2,293  151,476
#   SeaWorld Entertainment, Inc................................ 14,135  217,679
*   Select Comfort Corp........................................  5,337  127,341
*   Sequential Brands Group, Inc...............................    217    1,764
    Service Corp. International................................ 23,289  645,571
*   ServiceMaster Global Holdings, Inc.........................  5,098  192,857
*   Shiloh Industries, Inc.....................................  1,671   16,192
    Shoe Carnival, Inc.........................................  2,230   58,671
*   Shutterfly, Inc............................................  3,140  167,017
#   Signet Jewelers, Ltd.......................................  4,222  371,156

                                     1163

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Consumer Discretionary -- (Continued)
    Sinclair Broadcast Group, Inc. Class A...................  9,555 $  265,820
#*  Sirius XM Holdings, Inc.................................. 24,215    106,304
#   Six Flags Entertainment Corp.............................  4,326    243,943
*   Sizmek, Inc..............................................  2,881      7,865
*   Skechers U.S.A., Inc. Class A............................  9,076    218,006
*   Skullcandy, Inc..........................................  1,600      9,792
#*  Skyline Corp.............................................    400      3,688
#*  Smith & Wesson Holding Corp..............................  8,100    238,545
#   Sonic Automotive, Inc. Class A...........................  4,084     74,247
    Sonic Corp...............................................  4,075    109,658
#   Sotheby's................................................  7,252    234,892
    Spartan Motors, Inc......................................  3,249     27,584
    Speedway Motorsports, Inc................................  3,766     66,545
*   Sportsman's Warehouse Holdings, Inc......................  2,963     30,163
#   Stage Stores, Inc........................................  3,367     19,966
    Standard Motor Products, Inc.............................  2,454    102,921
*   Stanley Furniture Co., Inc...............................    661      1,619
#   Staples, Inc............................................. 34,628    321,694
    Starbucks Corp........................................... 15,308    888,629
    Starwood Hotels & Resorts Worldwide, Inc.................  3,575    279,064
*   Starz Class A............................................  5,158    155,926
    Stein Mart, Inc..........................................  6,605     56,803
*   Steven Madden, Ltd.......................................  6,816    238,696
*   Stoneridge, Inc..........................................  3,345     55,795
    Strattec Security Corp...................................    400     17,840
#*  Strayer Education, Inc...................................  1,900     86,868
    Sturm Ruger & Co., Inc...................................  1,939    131,852
    Superior Industries International, Inc...................  2,981     91,099
    Superior Uniform Group, Inc..............................  1,686     27,094
    Tailored Brands, Inc.....................................  4,405     64,533
    Target Corp.............................................. 15,137  1,140,270
*   Taylor Morrison Home Corp. Class A.......................  2,658     43,193
    TEGNA, Inc............................................... 27,666    605,885
#*  Tempur Sealy International, Inc..........................  4,072    307,965
*   Tenneco, Inc.............................................  4,872    275,365
#*  Tesla Motors, Inc........................................    280     65,741
    Texas Roadhouse, Inc.....................................  7,000    330,540
    Thor Industries, Inc.....................................  5,458    417,755
#   Tiffany & Co.............................................  9,147    590,164
*   Tile Shop Holdings, Inc..................................    500      8,525
*   Tilly's, Inc. Class A....................................    732      4,165
    Time Warner, Inc......................................... 29,417  2,254,813
    Time, Inc................................................ 10,559    172,428
    TJX Cos., Inc. (The).....................................  7,317    597,945
*   Toll Brothers, Inc.......................................  5,074    142,123
*   TopBuild Corp............................................  2,533     95,646
    Tower International, Inc.................................  2,423     55,923
#   Tractor Supply Co........................................  3,232    296,213
*   Trans World Entertainment Corp...........................    200        710
*   TRI Pointe Group, Inc.................................... 17,077    229,686
*   TripAdvisor, Inc.........................................  1,869    130,774
*   Tuesday Morning Corp.....................................  4,854     38,298
*   Tumi Holdings, Inc.......................................  6,959    186,153

                                     1164

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------ ------------
Consumer Discretionary -- (Continued)
#   Tupperware Brands Corp.................................  3,167 $    198,508
    Twenty-First Century Fox, Inc. Class A................. 24,240      645,754
    Twenty-First Century Fox, Inc. Class B.................  9,500      256,785
*   Ulta Salon Cosmetics & Fragrance, Inc..................  3,400      888,114
#*  Under Armour, Inc. Class A.............................  3,078      121,458
*   Under Armour, Inc. Class C.............................  2,316       82,681
*   Unifi, Inc.............................................  1,402       37,896
*   Universal Electronics, Inc.............................  1,382      106,884
    Universal Technical Institute, Inc.....................  1,356        3,214
#*  Urban Outfitters, Inc.................................. 14,395      430,410
*   US Auto Parts Network, Inc.............................  4,356       17,816
    Vail Resorts, Inc......................................  2,484      355,386
#*  Vera Bradley, Inc......................................  3,500       50,960
    VF Corp................................................  3,356      209,515
#   Viacom, Inc. Class A...................................  1,046       51,923
    Viacom, Inc. Class B................................... 19,800      900,306
#*  Vince Holding Corp.....................................  5,939       29,695
*   Vista Outdoor, Inc.....................................  6,102      305,405
    Visteon Corp...........................................  4,005      280,710
#*  Vitamin Shoppe, Inc....................................  2,704       79,119
*   VOXX International Corp................................  2,097        5,557
    Walt Disney Co. (The).................................. 32,265    3,095,827
#*  Wayfair, Inc. Class A..................................    400       17,400
*   WCI Communities, Inc...................................  2,373       39,938
#   Wendy's Co. (The)...................................... 34,658      334,796
*   West Marine, Inc.......................................  2,272       19,903
    Weyco Group, Inc.......................................  1,047       29,253
    Whirlpool Corp.........................................  4,620      888,703
*   William Lyon Homes Class A.............................  2,672       46,359
#   Williams-Sonoma, Inc...................................  7,419      401,220
    Winmark Corp...........................................    400       40,228
#   Winnebago Industries, Inc..............................  3,180       75,557
    Wolverine World Wide, Inc.............................. 10,824      265,080
#   Wyndham Worldwide Corp.................................  8,232      584,637
    Yum! Brands, Inc.......................................  4,438      396,846
*   Zagg, Inc..............................................  3,143       19,895
*   Zumiez, Inc............................................  3,207       54,455
                                                                   ------------
Total Consumer Discretionary...............................         101,684,692
                                                                   ------------
Consumer Staples -- (5.7%)
#   Alico, Inc.............................................    722       21,357
    Andersons, Inc. (The)..................................  2,971      109,868
    Avon Products, Inc..................................... 32,823      133,590
#   B&G Foods, Inc.........................................  7,413      382,437
    Bunge, Ltd............................................. 10,189      670,844
#   Cal-Maine Foods, Inc...................................  5,930      248,467
    Calavo Growers, Inc....................................  1,714      112,747
#   Campbell Soup Co.......................................  7,570      471,384
    Casey's General Stores, Inc............................  4,656      621,762
*   Central Garden & Pet Co................................    800       19,408
*   Central Garden & Pet Co. Class A.......................  4,600      104,834
#*  Chefs' Warehouse, Inc. (The)...........................  3,320       53,618
    Clorox Co. (The).......................................  2,277      298,446

                                     1165

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Consumer Staples -- (Continued)
#   Coca-Cola Bottling Co. Consolidated......................    835 $  118,912
    Coca-Cola Co. (The)...................................... 51,918  2,265,182
    Coca-Cola European Partners P.L.C........................  3,905    145,774
    Colgate-Palmolive Co.....................................  9,625    716,389
    ConAgra Foods, Inc.......................................  3,408    159,358
    Costco Wholesale Corp....................................  5,196    868,875
#   Coty, Inc. Class A.......................................  2,200     59,114
    CVS Health Corp.......................................... 40,280  3,734,762
*   Darling Ingredients, Inc................................. 16,290    257,056
#   Dean Foods Co............................................ 10,192    188,144
    Dr Pepper Snapple Group, Inc.............................  3,991    393,153
*   Edgewell Personal Care Co................................  5,105    431,934
#   Energizer Holdings, Inc..................................  2,967    152,890
*   Farmer Brothers Co.......................................  2,029     62,229
#   Flowers Foods, Inc....................................... 18,695    343,801
    Fresh Del Monte Produce, Inc.............................  5,871    333,766
    General Mills, Inc.......................................  7,633    548,736
#*  Hain Celestial Group, Inc. (The)......................... 10,183    537,561
#*  Herbalife, Ltd...........................................  3,400    231,234
    Hormel Foods Corp........................................  4,800    179,280
*   HRG Group, Inc........................................... 16,799    250,137
#   Ingles Markets, Inc. Class A.............................  1,571     61,002
    Ingredion, Inc...........................................  7,690  1,024,616
    Inter Parfums, Inc.......................................  2,557     83,205
#*  Inventure Foods, Inc.....................................  2,048     17,654
    J&J Snack Foods Corp.....................................  1,979    240,666
    JM Smucker Co. (The).....................................  6,697  1,032,410
    John B. Sanfilippo & Son, Inc............................  1,000     46,670
#   Kellogg Co...............................................  2,818    233,077
    Kimberly-Clark Corp......................................  4,048    524,418
    Kraft Heinz Co. (The).................................... 11,317    977,676
    Kroger Co. (The)......................................... 12,880    440,367
    Lancaster Colony Corp....................................  2,193    285,002
*   Landec Corp..............................................  2,933     33,730
#*  Lifevantage Corp.........................................  1,400     19,586
*   Lifeway Foods, Inc.......................................    300      2,997
#   Limoneira Co.............................................  1,022     18,079
*   Mannatech, Inc...........................................     40        730
#   McCormick & Co., Inc. Non-voting.........................  2,470    252,557
    McCormick & Co., Inc. Voting.............................     90      9,183
    Mead Johnson Nutrition Co................................  4,800    428,160
    Medifast, Inc............................................  2,381     83,859
    Mondelez International, Inc. Class A..................... 33,563  1,476,101
*   Monster Beverage Corp....................................    800    128,504
*   National Beverage Corp...................................  2,957    169,614
#*  Natural Grocers by Vitamin Cottage, Inc..................  2,621     35,881
    Nature's Sunshine Products, Inc..........................  1,300     15,340
    Nu Skin Enterprises, Inc. Class A........................  5,054    269,884
*   Nutraceutical International Corp.........................    930     23,845
    Oil-Dri Corp. of America.................................    300     11,235
*   Omega Protein Corp.......................................  2,490     56,075
#   Orchids Paper Products Co................................    952     29,236
    PepsiCo, Inc............................................. 20,764  2,261,615

                                     1166

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             SHARES   VALUE+
                                                             ------ -----------
Consumer Staples -- (Continued)
#   Pilgrim's Pride Corp....................................  5,562 $   129,316
    Pinnacle Foods, Inc..................................... 12,720     638,671
#*  Post Holdings, Inc......................................  7,896     684,346
#   PriceSmart, Inc.........................................  2,141     166,741
*   Primo Water Corp........................................  1,203      14,412
*   Revlon, Inc. Class A....................................  3,072     109,025
*   Rite Aid Corp........................................... 23,781     166,467
    Rocky Mountain Chocolate Factory, Inc...................    400       4,244
    Sanderson Farms, Inc....................................  3,290     288,171
*   Seneca Foods Corp. Class A..............................  1,000      39,170
    Snyder's-Lance, Inc.....................................  8,098     277,437
    SpartanNash Co..........................................  4,100     129,150
    Spectrum Brands Holdings, Inc...........................  2,587     333,128
#*  Sprouts Farmers Market, Inc.............................  7,188     166,258
*   SUPERVALU, Inc.......................................... 18,800      91,744
    Sysco Corp..............................................  9,090     470,771
#   Tootsie Roll Industries, Inc............................  2,105      78,159
*   TreeHouse Foods, Inc....................................  5,472     564,656
    Tyson Foods, Inc. Class A............................... 19,018   1,399,725
*   United Natural Foods, Inc...............................  5,219     260,846
*   USANA Health Sciences, Inc..............................  1,200     164,784
    Village Super Market, Inc. Class A......................  1,203      38,063
    Wal-Mart Stores, Inc.................................... 72,449   5,286,604
    Walgreens Boots Alliance, Inc........................... 16,130   1,278,302
#   WD-40 Co................................................  1,300     149,474
    Weis Markets, Inc.......................................  3,023     156,198
#*  WhiteWave Foods Co. (The)...............................  4,710     261,358
#   Whole Foods Market, Inc................................. 21,596     658,246
                                                                    -----------
Total Consumer Staples......................................         39,525,489
                                                                    -----------
Energy -- (6.7%)
    Adams Resources & Energy, Inc...........................    617      18,677
    Alon USA Energy, Inc....................................  7,498      53,011
    Anadarko Petroleum Corp.................................  8,826     481,282
*   Antero Resources Corp...................................  4,400     115,236
#   Apache Corp.............................................  3,900     204,750
#*  Approach Resources, Inc.................................  4,800       7,968
    Archrock, Inc...........................................  7,171      63,894
#   Atwood Oceanics, Inc....................................  5,597      59,776
    Baker Hughes, Inc.......................................  7,339     351,024
#*  Basic Energy Services, Inc..............................  3,410       2,387
    Cabot Oil & Gas Corp.................................... 16,239     400,616
#   California Resources Corp...............................  2,720      27,907
*   Callon Petroleum Co.....................................  6,901      78,602
#*  Carrizo Oil & Gas, Inc..................................  4,339     142,319
    Cheniere Energy Partners L.P. Holdings LLC..............  2,240      45,360
#*  Cheniere Energy, Inc....................................  4,300     179,869
    Chevron Corp............................................ 34,505   3,536,072
    Cimarex Energy Co.......................................  3,136     376,383
#*  Clayton Williams Energy, Inc............................  1,048      39,520
*   Clean Energy Fuels Corp.................................  6,207      18,559
#*  Cloud Peak Energy, Inc..................................  1,263       4,307
#*  Concho Resources, Inc...................................  3,961     491,956

                                     1167

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Energy -- (Continued)
    ConocoPhillips.........................................  27,588 $ 1,126,142
#   CONSOL Energy, Inc.....................................  19,675     381,301
*   Contango Oil & Gas Co..................................   2,281      21,054
#*  Continental Resources, Inc.............................   5,453     240,205
#   Core Laboratories NV...................................   1,800     210,258
#   CVR Energy, Inc........................................   4,948      73,230
*   Dawson Geophysical Co..................................   1,562      11,637
    Delek US Holdings, Inc.................................   4,986      62,425
#   Denbury Resources, Inc.................................   5,869      17,020
    Devon Energy Corp......................................   5,341     204,453
    DHT Holdings, Inc......................................   9,539      44,452
    Diamond Offshore Drilling, Inc.........................  12,160     276,275
#*  Diamondback Energy, Inc................................   3,763     330,354
#*  Dorian LPG, Ltd........................................   6,121      37,767
#*  Dril-Quip, Inc.........................................   3,834     208,685
    Energen Corp...........................................   4,718     223,539
*   ENGlobal Corp..........................................   1,300       1,924
#   EnLink Midstream LLC...................................  10,117     156,105
    EOG Resources, Inc.....................................  15,685   1,281,464
#*  EP Energy Corp. Class A................................  11,960      49,873
    EQT Corp...............................................   3,023     220,256
*   Era Group, Inc.........................................   2,969      26,068
    Evolution Petroleum Corp...............................   4,359      23,757
*   Exterran Corp..........................................   3,585      45,601
    Exxon Mobil Corp....................................... 127,953  11,381,419
*   FMC Technologies, Inc..................................  14,864     377,248
#*  Forum Energy Technologies, Inc.........................  10,273     167,758
#   Frank's International NV...............................   8,700     107,184
    GasLog, Ltd............................................   5,790      77,412
*   Gastar Exploration, Inc................................   4,420       4,048
#*  Geospace Technologies Corp.............................     961      15,857
    Green Plains, Inc......................................   4,088      92,716
    Gulf Island Fabrication, Inc...........................   1,358      11,489
*   Gulfport Energy Corp...................................  10,009     291,162
    Halliburton Co.........................................  18,727     817,621
*   Helix Energy Solutions Group, Inc......................  12,087      95,971
#   Helmerich & Payne, Inc.................................   8,261     511,934
    Hess Corp..............................................   8,182     438,964
    HollyFrontier Corp.....................................  10,832     275,349
#*  Hornbeck Offshore Services, Inc........................   2,781      22,192
#*  ION Geophysical Corp...................................   1,070       5,361
*   Jones Energy, Inc. Class A.............................   1,492       5,520
    Kinder Morgan, Inc.....................................  43,985     894,215
#*  Kosmos Energy, Ltd.....................................  23,145     128,455
#*  Laredo Petroleum, Inc..................................   6,437      64,499
    Marathon Oil Corp......................................  29,813     406,649
    Marathon Petroleum Corp................................  28,887   1,137,859
*   Matrix Service Co......................................   2,700      44,739
*   McDermott International, Inc...........................  26,069     135,037
*   Memorial Resource Development Corp.....................  16,342     244,803
*   Mitcham Industries, Inc................................     900       3,024
#   Murphy Oil Corp........................................  12,984     356,151
#   Nabors Industries, Ltd.................................  27,803     250,227

                                     1168

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Energy -- (Continued)
#   National Oilwell Varco, Inc.............................. 11,228 $  363,226
*   Natural Gas Services Group, Inc..........................  1,608     40,377
*   Newfield Exploration Co..................................  4,837    209,442
*   Newpark Resources, Inc...................................  8,826     55,780
    Noble Corp. P.L.C........................................ 20,480    151,142
    Noble Energy, Inc........................................ 14,402    514,439
#   Nordic American Tankers, Ltd.............................    168      2,066
*   Northern Oil and Gas, Inc................................  3,834     15,183
#*  Oasis Petroleum, Inc.....................................  9,486     72,094
    Occidental Petroleum Corp................................ 13,156    983,148
    Oceaneering International, Inc........................... 11,872    330,991
*   Oil States International, Inc............................  5,706    176,430
#   ONEOK, Inc............................................... 14,451    647,260
    Overseas Shipholding Group, Inc. Class A.................    306      3,914
#   Panhandle Oil and Gas, Inc. Class A......................  1,762     28,826
#*  Par Pacific Holdings, Inc................................  2,760     41,400
*   Parker Drilling Co....................................... 12,579     26,039
*   Parsley Energy, Inc. Class A.............................  7,197    205,186
    Patterson-UTI Energy, Inc................................ 15,658    303,609
#   PBF Energy, Inc. Class A.................................  9,605    214,576
#*  PDC Energy, Inc..........................................  3,716    203,525
*   PHI, Inc. Non-voting.....................................  1,325     25,599
    Phillips 66.............................................. 17,551  1,334,929
*   Pioneer Energy Services Corp.............................  5,857     18,450
    Pioneer Natural Resources Co.............................  3,731    606,549
    QEP Resources, Inc....................................... 20,617    375,229
    Range Resources Corp.....................................  6,260    252,341
#*  Renewable Energy Group, Inc..............................  4,824     47,034
#*  REX American Resources Corp..............................    885     58,233
*   Rice Energy, Inc......................................... 13,957    325,477
*   RigNet, Inc..............................................  1,558     18,618
*   Ring Energy, Inc.........................................  1,675     13,300
#   Rowan Cos. P.L.C. Class A................................  8,976    136,794
#*  RPC, Inc................................................. 16,406    237,723
*   RSP Permian, Inc.........................................  9,047    325,240
    Schlumberger, Ltd........................................ 27,219  2,191,674
    Scorpio Tankers, Inc..................................... 19,052     90,688
#*  SEACOR Holdings, Inc.....................................  1,988    112,362
    SemGroup Corp. Class A...................................  4,629    134,056
#   Ship Finance International, Ltd..........................  7,432    112,223
#   SM Energy Co.............................................  7,275    197,371
*   Southwestern Energy Co................................... 44,608    650,385
#   Spectra Energy Corp......................................  6,157    221,467
#   Superior Energy Services, Inc............................ 14,577    232,795
#*  Synergy Resources Corp...................................  9,070     59,046
#   Targa Resources Corp.....................................  8,279    308,476
#   Teekay Corp..............................................  5,911     36,648
#   Teekay Tankers, Ltd. Class A.............................  7,654     22,579
#   Tesco Corp...............................................  5,458     36,077
    Tesoro Corp.............................................. 10,088    768,201
*   TETRA Technologies, Inc..................................  8,049     48,374
#   Transocean, Ltd.......................................... 31,624    347,548
*   Unit Corp................................................  4,333     54,163

                                     1169

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             SHARES   VALUE+
                                                             ------ -----------
Energy -- (Continued)
#   US Silica Holdings, Inc.................................  2,398 $    82,659
*   Vaalco Energy, Inc......................................  3,500       2,979
    Valero Energy Corp...................................... 23,933   1,251,217
#*  Weatherford International P.L.C......................... 23,700     134,616
    Western Refining, Inc................................... 13,500     281,475
*   Whiting Petroleum Corp.................................. 18,477     136,175
*   Willbros Group, Inc.....................................    549       1,125
    Williams Cos., Inc. (The)............................... 11,887     284,931
    World Fuel Services Corp................................  5,953     283,363
*   WPX Energy, Inc......................................... 29,607     295,774
                                                                    -----------
Total Energy................................................         47,080,799
                                                                    -----------
Financials -- (16.4%)
    1st Source Corp.........................................  3,109     104,493
    A-Mark Precious Metals, Inc.............................    495       8,445
    Access National Corp....................................  1,067      23,719
*   Affiliated Managers Group, Inc..........................  2,928     429,772
    Aflac, Inc.............................................. 11,906     860,566
    Alexander & Baldwin, Inc................................  5,493     216,424
*   Alleghany Corp..........................................    610     331,535
    Allied World Assurance Co. Holdings AG..................  7,808     320,050
    Allstate Corp. (The).................................... 11,154     762,153
    Ally Financial, Inc..................................... 36,164     652,399
#*  Altisource Asset Management Corp........................     75         965
*   Altisource Portfolio Solutions SA.......................  1,456      33,867
*   Ambac Financial Group, Inc..............................  4,054      73,702
#   American Equity Investment Life Holding Co..............  9,119     145,266
    American Express Co..................................... 35,623   2,296,259
    American Financial Group, Inc...........................  5,125     374,638
    American International Group, Inc....................... 21,805   1,187,064
    American National Bankshares, Inc.......................  1,300      34,138
    American National Insurance Co..........................  1,634     186,848
    Ameriprise Financial, Inc...............................  9,162     878,086
    Ameris Bancorp..........................................  2,798      92,782
    AMERISAFE, Inc..........................................  1,966     115,070
    AmeriServ Financial, Inc................................    300         933
#   AmTrust Financial Services, Inc......................... 16,583     395,836
    Aon P.L.C...............................................  4,556     487,811
*   Arch Capital Group, Ltd.................................  4,622     335,696
    Argo Group International Holdings, Ltd..................  2,328     120,800
    Arrow Financial Corp....................................  1,332      42,078
#   Arthur J Gallagher & Co.................................  7,072     347,872
#   Artisan Partners Asset Management, Inc. Class A.........  2,061      57,626
    Aspen Insurance Holdings, Ltd...........................  5,161     237,200
    Associated Banc-Corp.................................... 12,807     238,210
    Associated Capital Group, Inc. Class A..................    600      17,934
    Assurant, Inc...........................................  2,523     209,434
    Assured Guaranty, Ltd................................... 16,703     447,473
*   Asta Funding, Inc.......................................  2,307      24,916
    Astoria Financial Corp.................................. 10,608     155,619
#*  Atlanticus Holdings Corp................................    886       2,649
*   Atlas Financial Holdings, Inc...........................  1,166      20,067
*   AV Homes, Inc...........................................  1,652      23,657

                                     1170

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
    Axis Capital Holdings, Ltd..............................   4,900 $  272,342
    Baldwin & Lyons, Inc. Class B...........................   1,666     44,132
    Banc of California, Inc.................................   4,652    103,181
    BancFirst Corp..........................................   1,795    117,698
*   Bancorp, Inc. (The).....................................   4,541     24,067
    BancorpSouth, Inc.......................................  10,978    261,496
    Bank Mutual Corp........................................   5,323     40,668
    Bank of America Corp.................................... 180,069  2,609,200
    Bank of Commerce Holdings...............................     300      1,974
#   Bank of Hawaii Corp.....................................   4,732    326,129
    Bank of Marin Bancorp...................................     617     30,591
    Bank of New York Mellon Corp. (The).....................  30,513  1,202,212
#   Bank of the Ozarks, Inc.................................   5,796    208,598
    BankFinancial Corp......................................   2,924     35,673
    BankUnited, Inc.........................................  10,374    311,427
    Banner Corp.............................................   3,538    147,676
    Bar Harbor Bankshares...................................     778     28,537
    BB&T Corp...............................................  14,197    523,443
    Beneficial Bancorp, Inc.................................   8,215    111,395
*   Berkshire Hathaway, Inc. Class B........................  17,810  2,569,449
    Berkshire Hills Bancorp, Inc............................   3,538     93,297
    BGC Partners, Inc. Class A..............................  31,768    281,782
    BlackRock, Inc..........................................   2,188    801,355
    Blue Hills Bancorp, Inc.................................   2,922     41,639
    BNC Bancorp.............................................   4,156    100,825
#*  BofI Holding, Inc.......................................   6,440    108,321
#   BOK Financial Corp......................................   4,530    295,492
    Boston Private Financial Holdings, Inc..................   9,823    119,055
#   Bridge Bancorp, Inc.....................................   2,044     59,501
    Brookline Bancorp, Inc..................................   7,967     90,744
#   Brown & Brown, Inc......................................  15,264    559,578
    Bryn Mawr Bank Corp.....................................   2,028     59,481
*   BSB Bancorp, Inc........................................     929     21,367
    C&F Financial Corp......................................     500     22,845
    Calamos Asset Management, Inc. Class A..................   2,328     16,203
    Camden National Corp....................................   1,253     54,480
    Capital Bank Financial Corp. Class A....................   3,466    103,599
    Capital City Bank Group, Inc............................   2,300     32,913
    Capital One Financial Corp..............................  15,067  1,010,694
    Capitol Federal Financial, Inc..........................  15,798    223,858
    Cardinal Financial Corp.................................   3,700     95,312
*   Cascade Bancorp.........................................   5,102     28,775
    Cash America International, Inc.........................   3,229    138,363
    Cathay General Bancorp..................................   8,225    246,586
#   CBOE Holdings, Inc......................................   4,079    280,635
*   CBRE Group, Inc. Class A................................  16,567    471,331
    CenterState Banks, Inc..................................   5,414     90,197
    Central Pacific Financial Corp..........................   3,675     90,148
    Central Valley Community Bancorp........................     951     14,217
    Century Bancorp, Inc. Class A...........................     165      7,204
    Charles Schwab Corp. (The)..............................  20,611    585,765
    Charter Financial Corp..................................   1,746     22,768
    Chemical Financial Corp.................................   4,344    179,755

                                     1171

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                              SHARES   VALUE+
                                                              ------ ----------
Financials -- (Continued)
    Chubb, Ltd...............................................  9,188 $1,150,889
#   Cincinnati Financial Corp................................  6,438    480,919
    CIT Group, Inc...........................................  7,235    250,042
    Citigroup, Inc........................................... 51,395  2,251,615
    Citizens & Northern Corp.................................  1,435     30,580
    Citizens Financial Group, Inc............................ 19,580    437,221
    Citizens Holding Co......................................    160      3,539
#*  Citizens, Inc............................................  3,580     29,893
#   City Holding Co..........................................  1,616     75,467
    Clifton Bancorp, Inc.....................................  3,131     46,902
    CME Group, Inc...........................................  5,700    582,768
    CNB Financial Corp.......................................  1,708     31,513
    CNO Financial Group, Inc................................. 13,279    230,656
    CoBiz Financial, Inc.....................................  4,125     50,944
    Codorus Valley Bancorp, Inc..............................    100      2,121
    Cohen & Steers, Inc......................................  2,725    117,448
    Columbia Banking System, Inc.............................  6,701    203,174
#   Comerica, Inc............................................  7,084    320,480
#   Commerce Bancshares, Inc.................................  9,690    458,240
    Community Bank System, Inc...............................  4,981    219,812
*   Community Bankers Trust Corp.............................    100        521
    Community Trust Bancorp, Inc.............................  2,016     70,116
    ConnectOne Bancorp, Inc..................................  3,612     61,079
#   Consolidated-Tomoka Land Co..............................    400     19,572
*   Consumer Portfolio Services, Inc.........................  4,008     16,994
#*  Cowen Group, Inc. Class A................................ 12,908     40,273
    Crawford & Co. Class A...................................    900      8,055
    Crawford & Co. Class B...................................  3,450     37,881
#*  Credit Acceptance Corp...................................  2,520    455,288
*   CU Bancorp...............................................  2,279     54,149
#   Cullen/Frost Bankers, Inc................................  5,396    366,334
*   Customers Bancorp, Inc...................................  3,081     79,305
#   CVB Financial Corp....................................... 10,411    171,261
    Diamond Hill Investment Group, Inc.......................    495     94,540
    Dime Community Bancshares, Inc...........................  4,270     73,871
    Discover Financial Services.............................. 18,125  1,030,225
    DNB Financial Corp.......................................    400     10,452
    Donegal Group, Inc. Class A..............................  2,543     41,120
*   E*TRADE Financial Corp................................... 10,498    263,290
*   Eagle Bancorp, Inc.......................................  2,928    150,938
    East West Bancorp, Inc................................... 10,015    342,713
#   Eaton Vance Corp.........................................  9,153    346,075
#*  eHealth, Inc.............................................  2,377     22,700
    EMC Insurance Group, Inc.................................  2,474     68,604
#*  Emergent Capital, Inc....................................  2,041      7,572
    Employers Holdings, Inc..................................  3,663    104,469
#*  Encore Capital Group, Inc................................  2,577     62,905
    Endurance Specialty Holdings, Ltd........................  5,820    393,607
*   Enova International, Inc.................................  4,008     36,433
*   Enstar Group, Ltd........................................  1,511    251,718
    Enterprise Financial Services Corp.......................  2,561     73,654
    Erie Indemnity Co. Class A...............................  2,876    280,956
    ESSA Bancorp, Inc........................................  1,600     22,656

                                     1172

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                SHARES  VALUE+
                                                                ------ --------
Financials -- (Continued)
    EverBank Financial Corp.................................... 13,138 $235,958
    Evercore Partners, Inc. Class A............................  5,400  273,618
#   Everest Re Group, Ltd......................................  1,609  304,117
#*  Ezcorp, Inc. Class A.......................................  6,001   54,369
#   FactSet Research Systems, Inc..............................  1,263  217,185
#   Farmers Capital Bank Corp..................................    866   25,582
    FBL Financial Group, Inc. Class A..........................  1,900  118,503
*   FCB Financial Holdings, Inc. Class A.......................  3,295  115,226
    Federal Agricultural Mortgage Corp. Class C................    900   34,587
    Federated Investors, Inc. Class B.......................... 11,112  350,806
    Federated National Holding Co..............................  1,400   29,330
    Fidelity Southern Corp.....................................  2,038   35,074
    Fifth Third Bancorp........................................ 43,541  826,408
#   Financial Engines, Inc.....................................  3,258   85,979
    Financial Institutions, Inc................................  1,729   46,510
*   First Acceptance Corp......................................    900    1,368
    First American Financial Corp.............................. 10,907  456,022
*   First BanCorp(318672706)................................... 23,020  105,662
    First Bancorp(318910106)...................................  2,500   46,800
    First Bancorp, Inc.........................................  1,481   32,656
    First Busey Corp...........................................  4,262   96,023
    First Business Financial Services, Inc.....................    989   23,449
    First Cash Financial Services, Inc.........................  3,037  155,828
    First Citizens BancShares, Inc. Class A....................  1,136  295,110
    First Commonwealth Financial Corp.......................... 10,643  102,705
    First Community Bancshares, Inc............................  2,182   50,033
    First Connecticut Bancorp., Inc............................  1,932   31,105
    First Defiance Financial Corp..............................    812   33,852
    First Financial Bancorp....................................  7,061  150,470
#   First Financial Bankshares, Inc............................  4,584  156,635
    First Financial Corp.......................................  1,138   43,585
    First Financial Northwest, Inc.............................  1,000   13,980
#   First Horizon National Corp................................ 23,299  339,233
    First Interstate BancSystem, Inc. Class A..................  2,509   72,861
    First Merchants Corp.......................................  3,889  101,892
    First Midwest Bancorp, Inc.................................  9,126  170,382
*   First NBC Bank Holding Co..................................  2,000   38,060
    First Niagara Financial Group, Inc......................... 28,865  293,846
    First of Long Island Corp. (The)...........................  1,307   39,667
    First Republic Bank........................................  6,011  430,808
    First South Bancorp, Inc...................................    100      961
    FirstMerit Corp............................................ 11,410  242,234
*   Flagstar Bancorp, Inc......................................  5,795  153,046
    Flushing Financial Corp....................................  3,359   74,939
    FNB Corp................................................... 20,672  247,030
    FNF Group.................................................. 14,809  557,855
*   FNFV Group.................................................  6,974   83,200
#*  Forestar Group, Inc........................................  4,215   51,760
    Franklin Resources, Inc.................................... 13,405  485,127
#*  FRP Holdings, Inc..........................................  1,138   41,400
#   Fulton Financial Corp...................................... 16,401  223,874
    Gain Capital Holdings, Inc.................................  6,251   42,007
    GAMCO Investors, Inc. Class A..............................  1,000   34,140

                                     1173

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
#*  Genworth Financial, Inc. Class A........................  33,100 $   94,666
    German American Bancorp, Inc............................   1,769     60,146
    Glacier Bancorp, Inc....................................   6,593    181,835
*   Global Indemnity P.L.C..................................   1,457     43,754
    Goldman Sachs Group, Inc. (The).........................   6,239    990,816
    Great Southern Bancorp, Inc.............................   1,567     61,426
*   Green Dot Corp. Class A.................................   5,503    133,173
#   Greenhill & Co., Inc....................................   2,751     54,552
*   Greenlight Capital Re, Ltd. Class A.....................   3,300     68,079
    Griffin Industrial Realty, Inc..........................     375     12,071
    Guaranty Bancorp........................................   2,400     40,488
*   Hallmark Financial Services, Inc........................   2,226     23,618
    Hancock Holding Co......................................   8,497    246,328
    Hanmi Financial Corp....................................   3,480     85,330
    Hanover Insurance Group, Inc. (The).....................   4,323    355,956
    Hartford Financial Services Group, Inc. (The)...........  20,923    833,782
#   HCI Group, Inc..........................................   1,645     49,613
    Heartland Financial USA, Inc............................   2,812    103,257
    Hennessy Advisors, Inc..................................     738     25,609
    Heritage Commerce Corp..................................   3,800     39,824
    Heritage Financial Corp.................................   3,312     57,828
#   Heritage Insurance Holdings, Inc........................     601      7,446
    Heritage Oaks Bancorp...................................   3,450     28,083
    HFF, Inc. Class A.......................................   4,761    134,308
*   Hilltop Holdings, Inc...................................  10,637    231,674
#   Hingham Institution for Savings.........................     100     13,100
    Home Bancorp, Inc.......................................     500     14,470
    Home BancShares, Inc....................................  13,418    280,034
*   HomeStreet, Inc.........................................   2,222     49,551
*   HomeTrust Bancshares, Inc...............................   1,700     31,246
*   Hope Bancorp, Inc.......................................   8,942    137,439
    HopFed Bancorp, Inc.....................................       6         68
    Horace Mann Educators Corp..............................   4,433    151,520
    Horizon Bancorp.........................................   1,452     39,959
#*  Howard Hughes Corp. (The)...............................   3,232    386,095
    Huntington Bancshares, Inc..............................  43,514    413,383
    Iberiabank Corp.........................................   3,672    229,390
    Independence Holding Co.................................   1,493     25,993
    Independent Bank Corp...................................   3,001    150,680
    Independent Bank Group, Inc.............................   1,994     84,266
#   Interactive Brokers Group, Inc. Class A.................   7,509    261,614
    Intercontinental Exchange, Inc..........................   3,032    801,054
    International Bancshares Corp...........................   7,240    198,521
*   INTL. FCStone, Inc......................................   1,974     57,522
    Invesco, Ltd............................................  23,155    675,663
    Investment Technology Group, Inc........................   3,300     55,110
    Investors Bancorp, Inc..................................  26,977    306,459
    Investors Title Co......................................     100     10,050
#   Janus Capital Group, Inc................................  18,511    279,516
    Jones Lang LaSalle, Inc.................................   2,267    248,169
    JPMorgan Chase & Co..................................... 107,078  6,849,780
*   KCG Holdings, Inc. Class A..............................   9,654    146,065
    Kearny Financial Corp...................................   9,934    129,341

                                     1174

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                SHARES  VALUE+
                                                                ------ --------
Financials -- (Continued)
    Kemper Corp................................................  5,552 $190,267
    Kennedy-Wilson Holdings, Inc...............................  8,813  185,514
    KeyCorp.................................................... 30,709  359,295
#*  Ladenburg Thalmann Financial Services, Inc................. 20,093   49,027
    Lake Sunapee Bank Group....................................    300    5,532
    Lakeland Bancorp, Inc......................................  4,187   49,867
    Lakeland Financial Corp....................................  1,443   74,098
    LegacyTexas Financial Group, Inc...........................  5,041  143,769
    Legg Mason, Inc............................................  7,282  248,607
#*  LendingTree, Inc...........................................    779   78,663
#   Leucadia National Corp..................................... 13,590  248,153
    Lincoln National Corp......................................  8,694  379,667
    Loews Corp................................................. 12,624  521,750
#   LPL Financial Holdings, Inc................................ 10,065  271,252
#   M&T Bank Corp..............................................  2,345  268,643
    Macatawa Bank Corp.........................................  4,300   33,325
#   Maiden Holdings, Ltd.......................................  7,310  102,121
    MainSource Financial Group, Inc............................  2,741   61,042
    Manning & Napier, Inc......................................  1,962   15,284
*   Marcus & Millichap, Inc....................................  3,243   86,880
*   Markel Corp................................................    450  426,938
#   MarketAxess Holdings, Inc..................................  2,293  370,686
    Marlin Business Services Corp..............................  1,180   21,665
    Marsh & McLennan Cos., Inc.................................  7,781  511,601
    MB Financial, Inc..........................................  7,407  284,355
*   MBIA, Inc.................................................. 17,849  150,646
    MBT Financial Corp.........................................  1,954   17,566
    Mercantile Bank Corp.......................................  1,997   50,284
    Merchants Bancshares, Inc..................................    666   21,165
#   Mercury General Corp.......................................  4,699  260,184
    Meridian Bancorp, Inc......................................  5,893   86,627
    Meta Financial Group, Inc..................................    854   46,705
    MetLife, Inc............................................... 18,124  774,620
*   MGIC Investment Corp....................................... 12,754   91,701
    Middleburg Financial Corp..................................    187    5,258
#   MidSouth Bancorp, Inc......................................  1,200   12,612
    MidWestOne Financial Group, Inc............................  1,017   29,442
#   Moelis & Co. Class A.......................................  1,611   40,098
#   Moody's Corp...............................................  1,608  170,464
    Morgan Stanley............................................. 19,464  559,201
    Morningstar, Inc...........................................  2,945  249,088
    MSCI, Inc..................................................  3,135  269,735
    MutualFirst Financial, Inc.................................    500   14,365
    Nasdaq, Inc................................................  9,423  666,771
    National Bank Holdings Corp. Class A.......................  3,572   71,547
    National Bankshares, Inc...................................    518   18,032
    National General Holdings Corp.............................  9,598  198,007
    National Interstate Corp...................................  1,987   64,438
    National Western Life Group, Inc. Class A..................    388   73,386
#*  Nationstar Mortgage Holdings, Inc..........................  3,900   49,257
    Navient Corp............................................... 42,773  607,377
    Navigators Group, Inc. (The)...............................  1,618  151,558
    NBT Bancorp, Inc...........................................  4,678  139,498

                                     1175

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Financials -- (Continued)
    Nelnet, Inc. Class A.....................................  3,531 $  142,688
    New York Community Bancorp, Inc.......................... 18,496    267,267
*   NewStar Financial, Inc...................................  5,176     52,899
*   Nicholas Financial, Inc..................................    801      8,555
*   NMI Holdings, Inc. Class A...............................  4,733     29,723
    Northern Trust Corp......................................  9,230    623,856
    Northfield Bancorp, Inc..................................  5,307     79,234
    Northrim BanCorp, Inc....................................    900     25,560
    NorthStar Asset Management Group, Inc.................... 12,905    153,053
    Northwest Bancshares, Inc................................ 11,413    170,168
    OceanFirst Financial Corp................................  2,530     47,716
    OFG Bancorp..............................................  4,365     46,313
    Old National Bancorp..................................... 12,862    169,264
    Old Republic International Corp.......................... 26,218    508,105
    Old Second Bancorp, Inc..................................  2,390     18,045
    OM Asset Management P.L.C................................  7,180    100,520
    OneBeacon Insurance Group, Ltd. Class A..................  2,903     40,671
#*  OneMain Holdings, Inc....................................  8,309    239,632
    Oppenheimer Holdings, Inc. Class A.......................  1,497     23,563
    Opus Bank................................................  3,686    118,984
    Oritani Financial Corp...................................  4,852     78,699
    Pacific Continental Corp.................................  2,259     32,710
*   Pacific Mercantile Bancorp...............................  2,550     17,417
*   Pacific Premier Bancorp, Inc.............................  2,486     60,037
#   PacWest Bancorp.......................................... 10,351    428,014
    Park National Corp.......................................  1,352    121,031
    Park Sterling Corp.......................................  6,574     50,751
    Peapack Gladstone Financial Corp.........................  1,429     28,680
#   Penns Woods Bancorp, Inc.................................    829     35,108
*   PennyMac Financial Services, Inc. Class A................  2,658     33,517
#   People's United Financial, Inc........................... 26,985    409,093
    Peoples Bancorp, Inc.....................................  2,083     46,763
    Peoples Financial Services Corp..........................    400     15,788
*   PHH Corp.................................................  5,872     85,790
*   PICO Holdings, Inc.......................................    900      9,072
    Pinnacle Financial Partners, Inc.........................  3,128    166,128
*   Piper Jaffray Cos........................................  1,000     41,340
    PNC Financial Services Group, Inc. (The)................. 14,112  1,166,357
    Popular, Inc.............................................  7,866    265,006
#*  PRA Group, Inc...........................................  5,218    145,373
    Preferred Bank...........................................  1,595     52,109
    Premier Financial Bancorp, Inc...........................    681     12,149
#   Primerica, Inc...........................................  5,746    295,976
    Principal Financial Group, Inc........................... 15,540    724,630
    PrivateBancorp, Inc......................................  7,432    328,494
    ProAssurance Corp........................................  5,066    261,710
    Progressive Corp. (The).................................. 31,032  1,008,850
    Prosperity Bancshares, Inc...............................  5,841    298,417
    Provident Financial Holdings, Inc........................  1,300     25,337
    Provident Financial Services, Inc........................  7,108    143,226
    Prudential Bancorp, Inc..................................    845     12,058
    Prudential Financial, Inc................................  8,458    636,803
    Pzena Investment Management, Inc. Class A................  1,300     10,218

                                     1176

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Financials -- (Continued)
    QCR Holdings, Inc..........................................  1,492 $ 44,223
    Radian Group, Inc.......................................... 10,400  134,160
    Raymond James Financial, Inc...............................  8,046  441,725
    RE/MAX Holdings, Inc. Class A..............................  1,761   76,287
*   Realogy Holdings Corp......................................  8,138  252,197
*   Regional Management Corp...................................  1,515   28,482
    Regions Financial Corp..................................... 44,841  411,192
    Reinsurance Group of America, Inc..........................  2,501  248,224
    RenaissanceRe Holdings, Ltd................................  3,775  443,638
    Renasant Corp..............................................  4,521  145,667
    Republic Bancorp, Inc. Class A.............................  2,087   62,213
*   Republic First Bancorp, Inc................................  1,200    5,268
    Resource America, Inc. Class A.............................  2,023   19,704
    Riverview Bancorp, Inc.....................................    100      469
#   RLI Corp...................................................  3,676  250,593
    S&P Global, Inc............................................  2,980  364,156
    S&T Bancorp, Inc...........................................  3,555   90,617
*   Safeguard Scientifics, Inc.................................  2,419   31,253
    Safety Insurance Group, Inc................................  1,754  111,730
    Sandy Spring Bancorp, Inc..................................  2,710   80,866
#*  Santander Consumer USA Holdings, Inc....................... 13,053  143,452
*   Seacoast Banking Corp. of Florida..........................  3,532   56,406
    SEI Investments Co.........................................  3,712  167,040
    Selective Insurance Group, Inc.............................  6,623  259,357
#   ServisFirst Bancshares, Inc................................  2,081  105,361
    Shore Bancshares, Inc......................................    169    1,987
    SI Financial Group, Inc....................................  1,043   13,945
    Sierra Bancorp.............................................  1,336   23,888
*   Signature Bank.............................................  2,103  252,865
    Silvercrest Asset Management Group, Inc. Class A...........    800    9,720
    Simmons First National Corp. Class A.......................  3,355  154,162
#*  SLM Corp................................................... 46,358  333,314
    South State Corp...........................................  2,589  188,764
#   Southside Bancshares, Inc..................................  3,008   92,015
    Southwest Bancorp, Inc.....................................  2,086   40,510
#*  St Joe Co. (The)...........................................  4,281   78,899
    State Auto Financial Corp..................................  4,301   97,117
    State Bank Financial Corp..................................  3,715   81,284
    State National Cos., Inc...................................  2,769   30,237
    State Street Corp..........................................  6,985  459,473
    Sterling Bancorp........................................... 14,610  246,763
    Stewart Information Services Corp..........................  2,652  113,532
*   Stifel Financial Corp......................................  4,669  165,049
    Stock Yards Bancorp, Inc...................................  2,100   62,034
    Stonegate Bank.............................................  1,370   43,415
*   Stratus Properties, Inc....................................    889   15,638
    Suffolk Bancorp............................................  1,481   48,740
#   Summit Financial Group, Inc................................    333    6,543
*   Sun Bancorp, Inc...........................................  2,206   47,076
    SunTrust Banks, Inc........................................ 13,167  556,832
#*  SVB Financial Group........................................  2,216  222,531
*   Synchrony Financial........................................ 28,860  804,617
    Synovus Financial Corp..................................... 12,408  377,700

                                     1177

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
    T Rowe Price Group, Inc.................................   5,430 $  383,847
    Talmer Bancorp, Inc. Class A............................   6,660    139,993
    TCF Financial Corp......................................  19,481    264,747
#   TD Ameritrade Holding Corp..............................  22,527    683,920
*   Tejon Ranch Co..........................................   2,196     57,689
    Territorial Bancorp, Inc................................     900     24,210
*   Texas Capital Bancshares, Inc...........................   5,037    244,496
    TFS Financial Corp......................................   6,646    120,957
    Tiptree Financial, Inc. Class A.........................   5,339     27,870
#   Tompkins Financial Corp.................................   1,633    118,784
    Torchmark Corp..........................................   4,343    268,701
    Towne Bank..............................................   4,455    102,242
    Travelers Cos., Inc. (The)..............................  14,602  1,697,044
    Trico Bancshares........................................   2,756     71,711
*   TriState Capital Holdings, Inc..........................   3,588     51,201
    TrustCo Bank Corp. NY...................................  10,464     69,376
    Trustmark Corp..........................................   7,274    189,851
    U.S. Bancorp............................................  44,912  1,893,939
#   UMB Financial Corp......................................   4,307    238,651
#   Umpqua Holdings Corp....................................  18,921    288,167
    Union Bankshares Corp...................................   4,633    124,350
#   United Bankshares, Inc..................................   5,828    223,212
    United Community Banks, Inc.............................   7,981    153,554
    United Community Financial Corp.........................   6,434     42,722
    United Financial Bancorp, Inc...........................   5,508     72,430
    United Fire Group, Inc..................................   2,818    118,356
    United Insurance Holdings Corp..........................   2,457     38,968
*   United Security Bancshares..............................     393      2,366
    Universal Insurance Holdings, Inc.......................   6,041    131,331
    Univest Corp. of Pennsylvania...........................   2,667     56,247
    Unum Group..............................................  12,912    431,390
    Validus Holdings, Ltd...................................   6,987    345,367
#   Valley National Bancorp.................................  21,241    192,656
    Value Line, Inc.........................................     213      3,849
#   Virtus Investment Partners, Inc.........................     853     71,899
    Voya Financial, Inc.....................................   7,990    204,784
#   Waddell & Reed Financial, Inc. Class A..................   6,482    118,361
*   Walker & Dunlop, Inc....................................   3,040     71,957
    Washington Federal, Inc.................................  10,134    253,350
    Washington Trust Bancorp, Inc...........................   1,852     70,302
    WashingtonFirst Bankshares, Inc.........................     902     21,648
    Waterstone Financial, Inc...............................   3,226     50,584
#   Webster Financial Corp..................................   9,146    328,890
    Wells Fargo & Co........................................ 190,545  9,140,444
    WesBanco, Inc...........................................   4,170    128,936
    West BanCorp, Inc.......................................   1,799     34,181
#   Westamerica Bancorporation..............................   1,988     93,516
*   Western Alliance Bancorp................................   9,995    340,130
    Westfield Financial, Inc................................   1,934     15,221
    Westwood Holdings Group, Inc............................   1,057     56,676
    White Mountains Insurance Group, Ltd....................     482    395,876
    Willis Towers Watson P.L.C..............................   4,145    512,405
    Wilshire Bancorp, Inc...................................   8,222     88,304

                                     1178

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------ ------------
Financials -- (Continued)
    Wintrust Financial Corp................................  4,855 $    256,344
#   WisdomTree Investments, Inc............................  9,500       94,430
#*  World Acceptance Corp..................................    900       39,114
#   WR Berkley Corp........................................  7,150      416,059
    WSFS Financial Corp....................................  3,132      110,215
    XL Group, Ltd.......................................... 10,466      362,228
    Yadkin Financial Corp..................................  5,694      143,432
#   Zions Bancorporation................................... 10,885      303,474
                                                                   ------------
Total Financials...........................................         114,838,135
                                                                   ------------
Health Care -- (7.0%)
#   Abaxis, Inc............................................  1,300       64,298
    Abbott Laboratories.................................... 40,447    1,810,003
*   ABIOMED, Inc...........................................  1,200      141,564
#*  Acadia Healthcare Co., Inc.............................  6,550      370,075
    Aceto Corp.............................................  3,079       79,161
#*  Acorda Therapeutics, Inc...............................    372        9,404
*   Addus HomeCare Corp....................................  1,700       32,062
    Aetna, Inc............................................. 12,900    1,486,209
#*  Air Methods Corp.......................................  4,203      139,918
#*  Akorn, Inc.............................................  3,400      116,382
*   Albany Molecular Research, Inc.........................  2,219       32,042
*   Alere, Inc.............................................  8,442      316,575
*   Alexion Pharmaceuticals, Inc...........................  1,006      129,372
#*  Align Technology, Inc..................................  3,888      346,615
*   Alkermes P.L.C.........................................  1,168       58,283
*   Alliance HealthCare Services, Inc......................    450        2,682
#*  Allscripts Healthcare Solutions, Inc................... 15,212      214,793
*   Almost Family, Inc.....................................  1,199       47,708
#*  Alnylam Pharmaceuticals, Inc...........................    600       40,848
*   Amedisys, Inc..........................................  1,800       96,390
    AmerisourceBergen Corp.................................    500       42,595
    Amgen, Inc............................................. 12,900    2,219,187
*   AMN Healthcare Services, Inc...........................  6,118      258,791
*   Amphastar Pharmaceuticals, Inc.........................  3,293       53,281
*   Amsurg Corp............................................  7,960      597,080
#   Analogic Corp..........................................  1,079       90,658
*   AngioDynamics, Inc.....................................  4,133       68,566
*   Anika Therapeutics, Inc................................  2,097      104,682
    Anthem, Inc............................................ 10,135    1,331,131
*   Assembly Biosciences, Inc..............................  1,358        7,591
#*  athenahealth, Inc......................................    848      108,366
    Atrion Corp............................................    178       84,870
*   Biogen, Inc............................................  2,328      674,957
*   BioMarin Pharmaceutical, Inc...........................    800       79,536
*   BioSpecifics Technologies Corp.........................    501       20,291
*   BioTelemetry, Inc......................................  3,056       58,125
#*  Bluebird Bio, Inc......................................    700       40,026
*   Boston Scientific Corp................................. 10,100      245,228
*   Bovie Medical Corp.....................................    200          370
#*  Brookdale Senior Living, Inc........................... 20,172      372,577
    Bruker Corp............................................  6,500      161,980
*   Cambrex Corp...........................................  3,800      199,158

                                     1179

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Health Care -- (Continued)
    Cantel Medical Corp......................................  3,548 $  237,539
*   Capital Senior Living Corp...............................  3,558     69,310
    Cardinal Health, Inc.....................................  4,078    340,921
*   Centene Corp............................................. 10,677    753,262
#*  Cerner Corp..............................................  2,300    143,497
*   Charles River Laboratories International, Inc............  3,707    325,957
#   Chemed Corp..............................................  1,787    262,939
    Cigna Corp...............................................  4,179    538,924
#   Computer Programs & Systems, Inc.........................    864     34,249
*   Concert Pharmaceuticals, Inc.............................  1,100     12,639
    CONMED Corp..............................................  2,906    118,100
*   CorVel Corp..............................................  2,500    113,000
    CR Bard, Inc.............................................  1,767    395,331
*   Cross Country Healthcare, Inc............................  2,841     41,535
    CryoLife, Inc............................................  2,753     40,111
*   Cumberland Pharmaceuticals, Inc..........................  1,600      7,552
*   Cutera, Inc..............................................  1,041     11,232
*   Cynosure, Inc. Class A...................................  1,726     94,861
*   DaVita HealthCare Partners, Inc.......................... 11,877    920,943
#   DENTSPLY SIRONA, Inc.....................................  8,700    557,148
*   DexCom, Inc..............................................    800     73,784
    Digirad Corp.............................................    600      3,516
*   Edwards Lifesciences Corp................................  5,288    605,582
*   Emergent Biosolutions, Inc...............................  3,833    127,984
    Ensign Group, Inc. (The).................................  5,134    110,381
#*  Envision Healthcare Holdings, Inc........................ 16,171    397,645
*   Exactech, Inc............................................  1,545     41,761
*   Express Scripts Holding Co............................... 23,193  1,764,292
#*  Five Prime Therapeutics, Inc.............................  3,600    182,484
*   Five Star Quality Care, Inc..............................  4,100      9,717
    Gilead Sciences, Inc..................................... 15,800  1,255,626
#*  Globus Medical, Inc. Class A.............................  7,505    172,240
*   Haemonetics Corp.........................................  4,125    125,070
*   Halyard Health, Inc......................................  5,334    184,503
    HealthSouth Corp.........................................  5,161    222,181
*   HealthStream, Inc........................................  2,468     59,800
*   Healthways, Inc..........................................  4,325     72,833
*   Henry Schein, Inc........................................  2,660    481,407
    Hill-Rom Holdings, Inc...................................  6,247    333,777
*   HMS Holdings Corp........................................  7,286    144,846
*   Hologic, Inc............................................. 18,603    716,029
#*  Horizon Pharma P.L.C.....................................  5,165     99,633
    Humana, Inc..............................................  4,466    770,608
*   ICU Medical, Inc.........................................  1,065    124,349
#*  IDEXX Laboratories, Inc..................................  2,276    213,466
*   Impax Laboratories, Inc..................................  5,900    185,378
*   IMS Health Holdings, Inc................................. 11,163    335,113
*   INC Research Holdings, Inc. Class A......................  2,719    121,023
#*  Incyte Corp..............................................  1,730    156,063
    Innoviva, Inc............................................  1,000     12,870
#*  Inogen, Inc..............................................  1,168     62,768
#*  Insys Therapeutics, Inc..................................  2,400     37,560
*   Integer Holdings Corp....................................  1,989     44,176

                                     1180

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                              SHARES   VALUE+
                                                              ------ ----------
Health Care -- (Continued)
*   Integra LifeSciences Holdings Corp.......................  2,932 $  247,080
#*  Intercept Pharmaceuticals, Inc...........................    355     61,426
*   Intuitive Surgical, Inc..................................    425    295,698
#   Invacare Corp............................................  3,508     40,412
*   Jazz Pharmaceuticals P.L.C...............................  1,148    173,314
*   Kindred Biosciences, Inc.................................  1,800      7,056
    Kindred Healthcare, Inc..................................  8,957    109,813
*   Laboratory Corp. of America Holdings.....................  5,238    731,015
    Landauer, Inc............................................    601     25,074
#*  Lannett Co., Inc.........................................  4,500    140,490
    LeMaitre Vascular, Inc...................................  1,500     25,800
*   LHC Group, Inc...........................................  1,626     73,593
#*  Lipocine, Inc............................................  1,415      5,221
*   LivaNova P.L.C...........................................  2,800    145,740
*   Luminex Corp.............................................  3,498     74,962
*   Magellan Health, Inc.....................................  2,764    189,251
*   Mallinckrodt P.L.C.......................................  6,128    412,660
*   Masimo Corp..............................................  4,918    260,506
    McKesson Corp............................................  4,871    947,702
#*  Medicines Co. (The)......................................  5,005    195,746
*   Medivation, Inc..........................................  3,536    226,269
    Medtronic P.L.C.......................................... 24,085  2,110,569
#   Meridian Bioscience, Inc.................................  5,139     99,491
*   Merit Medical Systems, Inc...............................  3,800     89,072
*   Mettler-Toledo International, Inc........................    589    242,203
#*  MiMedx Group, Inc........................................  1,700     12,733
#*  Molina Healthcare, Inc...................................  6,138    348,700
#*  Myriad Genetics, Inc.....................................  3,128     96,905
    National HealthCare Corp.................................  1,522     98,321
    National Research Corp. Class A..........................  2,000     30,040
*   Natus Medical, Inc.......................................  2,506     98,561
#*  Nektar Therapeutics......................................  5,818    100,593
*   Neogen Corp..............................................  2,207    121,716
#*  Neurocrine Biosciences, Inc..............................  1,400     70,322
*   NewLink Genetics Corp....................................    540      5,713
*   NuVasive, Inc............................................  3,248    202,026
*   Nuvectra Corp............................................    663      4,382
*   Omnicell, Inc............................................  3,016    116,659
#*  OPKO Health, Inc......................................... 40,931    407,263
*   OraSure Technologies, Inc................................  4,389     29,933
*   Orthofix International NV................................  1,746     82,760
#   Owens & Minor, Inc.......................................  6,644    237,257
*   PAREXEL International Corp...............................  4,309    288,057
#   Patterson Cos., Inc......................................  9,354    461,713
*   PharMerica Corp..........................................  2,800     74,368
#   Phibro Animal Health Corp. Class A.......................    934     19,268
#*  Premier, Inc. Class A....................................  2,300     75,210
*   Prestige Brands Holdings, Inc............................  5,590    299,065
*   Providence Service Corp. (The)...........................  1,714     82,906
#   Quality Systems, Inc.....................................  6,157     75,608
    Quest Diagnostics, Inc...................................  8,739    754,700
#*  Quidel Corp..............................................  2,528     57,638
#*  Quintiles Transnational Holdings, Inc....................  2,100    163,044

                                     1181

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ -----------
Health Care -- (Continued)
*   RadNet, Inc..........................................  3,296 $    19,809
*   Regeneron Pharmaceuticals, Inc.......................    600     255,072
#   ResMed, Inc..........................................  2,537     174,749
*   Rigel Pharmaceuticals, Inc...........................  4,247       9,726
*   RTI Surgical, Inc....................................  9,786      31,804
*   Sagent Pharmaceuticals, Inc..........................  1,800      39,042
*   SciClone Pharmaceuticals, Inc........................  2,700      28,512
*   SeaSpine Holdings Corp...............................    959       9,226
#*  Seattle Genetics, Inc................................  1,200      57,672
*   Select Medical Holdings Corp......................... 15,194     174,731
    Simulations Plus, Inc................................  2,208      17,686
*   Spectrum Pharmaceuticals, Inc........................  4,797      32,955
    St Jude Medical, Inc................................. 14,221   1,180,912
#   STERIS P.L.C.........................................  3,981     282,452
    Stryker Corp.........................................  5,476     636,749
*   Sucampo Pharmaceuticals, Inc. Class A................  4,161      48,892
*   Supernus Pharmaceuticals, Inc........................  2,840      63,105
*   Surmodics, Inc.......................................  1,299      35,632
#*  Team Health Holdings, Inc............................  3,700     151,108
#   Teleflex, Inc........................................  1,500     270,465
#*  TESARO, Inc..........................................    670      62,471
#*  Tonix Pharmaceuticals Holding Corp...................  1,300       2,691
#*  TransEnterix, Inc....................................  4,200       5,670
#*  Triple-S Management Corp. Class B....................  2,795      69,456
#*  United Therapeutics Corp.............................  2,600     314,626
    UnitedHealth Group, Inc.............................. 20,900   2,992,880
    Universal American Corp..............................  9,293      71,184
    US Physical Therapy, Inc.............................  1,720     102,546
    Utah Medical Products, Inc...........................    296      19,261
#*  Varian Medical Systems, Inc..........................  2,975     281,851
*   Vascular Solutions, Inc..............................  1,412      64,768
*   VCA, Inc.............................................  7,349     524,278
#*  Veeva Systems, Inc. Class A..........................  2,151      81,716
*   Versartis, Inc.......................................    300       3,450
*   Vertex Pharmaceuticals, Inc..........................    600      58,200
*   Vocera Communications, Inc...........................  1,100      16,269
*   VWR Corp............................................. 13,980     437,854
*   Waters Corp..........................................  1,300     206,609
*   WellCare Health Plans, Inc...........................  4,776     510,077
    West Pharmaceutical Services, Inc....................  5,076     407,501
*   Wright Medical Group NV..............................  7,907     173,401
    Zimmer Biomet Holdings, Inc..........................  3,483     456,761
    Zoetis, Inc..........................................  5,060     255,378
                                                                 -----------
Total Health Care........................................         48,605,766
                                                                 -----------
Industrials -- (12.2%)
    3M Co................................................  8,405   1,499,116
    AAON, Inc............................................  5,500     145,640
    AAR Corp.............................................  3,999      96,616
    ABM Industries, Inc..................................  5,685     211,539
#   Acacia Research Corp.................................  4,008      21,683
*   ACCO Brands Corp..................................... 12,492     140,410
    Actuant Corp. Class A................................  4,300     102,125

                                     1182

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE+
                                                          ------ --------
Industrials -- (Continued)
#   Acuity Brands, Inc...................................    800 $209,944
#   Advanced Drainage Systems, Inc.......................  8,910  237,986
*   Advisory Board Co. (The).............................  2,837  118,473
*   AECOM................................................ 15,537  551,408
*   Aegion Corp..........................................  3,771   77,381
    AGCO Corp............................................  9,069  436,763
#   Air Lease Corp....................................... 11,616  334,657
*   Air Transport Services Group, Inc....................  7,851  113,682
    Aircastle, Ltd.......................................  9,839  218,623
    Alamo Group, Inc.....................................    900   60,417
#   Alaska Air Group, Inc................................ 14,000  941,080
    Albany International Corp. Class A...................  2,900  122,757
    Allegiant Travel Co..................................  1,650  214,121
    Allegion P.L.C.......................................  3,703  268,060
    Allied Motion Technologies, Inc......................  1,625   36,758
    Allison Transmission Holdings, Inc................... 19,639  565,996
    Altra Industrial Motion Corp.........................  3,013   85,569
    AMERCO...............................................  1,427  564,393
*   Ameresco, Inc. Class A...............................  3,516   17,404
#   American Airlines Group, Inc.........................  7,497  266,144
#   American Railcar Industries, Inc.....................  1,731   72,719
    American Science & Engineering, Inc..................    700   25,837
*   American Woodmark Corp...............................  1,528  113,423
    AMETEK, Inc.......................................... 12,222  574,801
    AO Smith Corp........................................  1,800  167,202
#   Apogee Enterprises, Inc..............................  3,234  151,190
    Applied Industrial Technologies, Inc.................  3,488  163,762
*   ARC Document Solutions, Inc..........................  6,764   26,650
    ArcBest Corp.........................................  1,969   36,840
    Argan, Inc...........................................  2,064   95,212
*   Armstrong Flooring, Inc..............................  3,038   60,547
#*  Armstrong World Industries, Inc......................  6,077  258,090
*   Arotech Corp.........................................  2,195    6,168
    Astec Industries, Inc................................  2,462  148,409
*   Astronics Corp.......................................  2,463   94,259
*   Atlas Air Worldwide Holdings, Inc....................  2,984  128,998
*   Avis Budget Group, Inc............................... 11,621  426,839
    AZZ, Inc.............................................  2,733  169,665
#   B/E Aerospace, Inc...................................  4,181  199,998
*   Babcock & Wilcox Enterprises, Inc....................  4,933   75,771
    Barnes Group, Inc....................................  6,260  237,442
    Barrett Business Services, Inc.......................    300   12,894
*   Beacon Roofing Supply, Inc...........................  5,001  235,147
#*  BMC Stock Holdings, Inc..............................  2,331   47,436
    Brady Corp. Class A..................................  4,124  132,545
#   Briggs & Stratton Corp...............................  5,115  116,264
    Brink's Co. (The)....................................  6,604  216,743
#*  Broadwind Energy, Inc................................  2,383   10,914
#*  Builders FirstSource, Inc............................  9,365  120,715
*   CAI International, Inc...............................  1,816   15,581
    Carlisle Cos., Inc...................................  3,146  324,950
*   Casella Waste Systems, Inc. Class A..................  3,700   34,632
*   CBIZ, Inc............................................  6,664   72,038

                                     1183

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE+
                                                          ------ --------
Industrials -- (Continued)
    CDI Corp.............................................  2,402 $ 15,181
    CEB, Inc.............................................  2,528  151,781
    CECO Environmental Corp..............................  4,185   38,711
#   Celadon Group, Inc...................................  2,824   23,326
#   CH Robinson Worldwide, Inc...........................  3,372  234,759
*   Chart Industries, Inc................................  3,649  109,543
    Chicago Bridge & Iron Co. NV.........................  8,483  286,810
#   Cintas Corp..........................................  3,157  338,651
    CIRCOR International, Inc............................  1,665   94,805
*   Civeo Corp...........................................  7,798   10,683
    CLARCOR, Inc.........................................  5,012  312,047
*   Clean Harbors, Inc...................................  6,905  355,055
*   Colfax Corp.......................................... 10,459  307,076
    Columbus McKinnon Corp...............................  2,111   35,021
    Comfort Systems USA, Inc.............................  4,860  147,647
*   Commercial Vehicle Group, Inc........................  4,200   17,388
*   Continental Building Products, Inc...................  5,600  131,320
#   Copa Holdings SA Class A.............................  2,999  200,933
#*  Copart, Inc.......................................... 10,100  509,444
#   Covanta Holding Corp................................. 14,172  227,035
*   Covenant Transportation Group, Inc. Class A..........  2,301   51,842
*   CPI Aerostructures, Inc..............................    400    2,640
*   CRA International, Inc...............................  1,211   33,448
    Crane Co.............................................  6,400  398,720
    CSX Corp............................................. 31,205  884,038
    Cummins, Inc.........................................  6,521  800,583
    Curtiss-Wright Corp..................................  5,012  446,018
#   Deere & Co...........................................  7,870  611,578
    Delta Air Lines, Inc................................. 19,060  738,575
#   Deluxe Corp..........................................  5,832  394,185
#   Donaldson Co., Inc...................................  9,379  338,863
    Douglas Dynamics, Inc................................  2,736   73,325
    Dover Corp........................................... 10,053  718,086
*   Ducommun, Inc........................................  1,256   24,291
    Dun & Bradstreet Corp. (The).........................  1,884  243,507
#*  DXP Enterprises, Inc.................................  1,200   19,968
#*  Dycom Industries, Inc................................  4,466  420,027
    Dynamic Materials Corp...............................  1,500   15,360
    Eastern Co. (The)....................................    312    5,501
    Eaton Corp. P.L.C.................................... 12,194  773,222
*   Echo Global Logistics, Inc...........................  2,419   59,894
    EMCOR Group, Inc.....................................  6,503  362,217
    Emerson Electric Co.................................. 11,743  656,434
    Encore Wire Corp.....................................  2,272   85,268
*   Energy Recovery, Inc.................................  3,500   37,450
    EnerSys..............................................  4,945  308,321
*   Engility Holdings, Inc...............................  1,878   54,537
    Ennis, Inc...........................................  3,343   57,901
    EnPro Industries, Inc................................  1,800   82,350
    Equifax, Inc.........................................  3,769  499,242
    ESCO Technologies, Inc...............................  2,834  120,020
    Espey Manufacturing & Electronics Corp...............    200    5,193
    Essendant, Inc.......................................  4,286   85,891

                                     1184

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
Industrials -- (Continued)
*   Esterline Technologies Corp..........................  3,335 $  202,868
    Expeditors International of Washington, Inc..........  2,830    139,887
    Exponent, Inc........................................  2,200    111,782
#   Fastenal Co..........................................  5,934    253,679
    Federal Signal Corp..................................  9,980    131,237
    FedEx Corp...........................................  9,778  1,583,058
#   Flowserve Corp.......................................  8,189    391,844
    Fluor Corp...........................................  8,804    471,190
    Fortune Brands Home & Security, Inc..................  7,001    442,953
    Forward Air Corp.....................................  3,378    156,334
*   Franklin Covey Co....................................  1,696     27,848
    Franklin Electric Co., Inc...........................  4,121    159,565
    FreightCar America, Inc..............................  1,200     17,880
*   FTI Consulting, Inc..................................  4,499    192,737
*   Fuel Tech, Inc.......................................  1,500      2,385
    G&K Services, Inc. Class A...........................  2,701    216,647
#   GATX Corp............................................  4,312    192,876
*   Gencor Industries, Inc...............................    624     10,982
#*  Generac Holdings, Inc................................  5,106    192,956
    General Cable Corp...................................  5,143     75,756
#*  Genesee & Wyoming, Inc. Class A......................  4,114    266,382
*   Gibraltar Industries, Inc............................  3,616    127,572
    Global Brass & Copper Holdings, Inc..................  2,379     67,373
*   Golden Ocean Group, Ltd..............................  3,722      2,494
*   Goldfield Corp. (The)................................  4,400     13,376
    Gorman-Rupp Co. (The)................................  1,946     52,717
*   GP Strategies Corp...................................  2,129     44,624
#   Graco, Inc...........................................  3,490    258,295
    Graham Corp..........................................  1,598     28,796
    Granite Construction, Inc............................  3,858    192,051
*   Great Lakes Dredge & Dock Corp.......................  6,473     28,740
#   Greenbrier Cos., Inc. (The)..........................  2,478     81,353
    Griffon Corp.........................................  5,226     89,574
    H&E Equipment Services, Inc..........................  3,897     72,562
    Hardinge, Inc........................................  1,951     19,705
    Harsco Corp..........................................  9,214     90,205
*   Hawaiian Holdings, Inc...............................  8,502    387,096
#*  HC2 Holdings, Inc....................................    936      4,306
*   HD Supply Holdings, Inc..............................  4,104    148,524
    Healthcare Services Group, Inc.......................  2,476     96,094
    Heartland Express, Inc............................... 11,366    210,498
#   HEICO Corp...........................................  2,500    173,775
    HEICO Corp. Class A..................................  3,591    207,093
    Heidrick & Struggles International, Inc..............  1,671     32,518
*   Herc Holdings, Inc...................................  2,117     74,836
*   Heritage-Crystal Clean, Inc..........................  2,488     31,374
    Herman Miller, Inc...................................  7,882    258,293
*   Hertz Global Holdings, Inc...........................  6,352    309,215
#   Hexcel Corp..........................................  8,124    350,713
*   Hill International, Inc..............................  2,600     10,842
    Hillenbrand, Inc.....................................  8,312    268,893
    HNI Corp.............................................  6,024    314,031
    Honeywell International, Inc.........................  9,469  1,101,529

                                     1185

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE+
                                                          ------ --------
Industrials -- (Continued)
    Houston Wire & Cable Co..............................  1,200 $  6,960
*   Hub Group, Inc. Class A..............................  3,483  142,594
    Hubbell, Inc.........................................  3,923  423,017
    Hudson Global, Inc...................................  2,300    4,669
    Hurco Cos., Inc......................................    500   13,315
*   Huron Consulting Group, Inc..........................  2,502  153,798
    Hyster-Yale Materials Handling, Inc..................  1,249   79,674
*   ICF International, Inc...............................  1,939   80,236
    IDEX Corp............................................  2,650  237,944
*   IES Holdings, Inc....................................    608    9,454
#*  IHS Markit, Ltd......................................  1,385   48,115
    Illinois Tool Works, Inc.............................  5,161  595,579
    Ingersoll-Rand P.L.C................................. 12,908  855,284
*   InnerWorkings, Inc...................................  4,367   37,163
*   Innovative Solutions & Support, Inc..................    400    1,132
    Insperity, Inc.......................................  2,668  209,411
    Insteel Industries, Inc..............................  1,907   66,345
    Interface, Inc.......................................  8,023  143,291
    ITT, Inc............................................. 10,450  331,370
*   Jacobs Engineering Group, Inc........................  5,910  316,303
    JB Hunt Transport Services, Inc......................  3,605  299,684
*   JetBlue Airways Corp................................. 33,180  608,189
    John Bean Technologies Corp..........................  2,511  168,036
#   Joy Global, Inc...................................... 10,714  296,028
    Kadant, Inc..........................................    500   27,470
#   Kaman Corp...........................................  2,469  106,562
    Kansas City Southern.................................  5,470  525,722
    KAR Auction Services, Inc............................ 14,992  641,208
    KBR, Inc............................................. 10,709  150,140
    Kelly Services, Inc. Class A.........................  3,623   74,163
    Kennametal, Inc......................................  8,879  220,732
*   Key Technology, Inc..................................    200    1,940
*   KEYW Holding Corp. (The).............................  3,593   36,792
    Kforce, Inc..........................................  3,920   70,011
    Kimball International, Inc. Class B..................  5,025   57,235
*   Kirby Corp...........................................  6,360  346,556
*   KLX, Inc.............................................  5,858  189,213
#   Knight Transportation, Inc........................... 10,595  316,049
    Knoll, Inc...........................................  6,493  163,948
    Korn/Ferry International.............................  4,693  107,986
#   Landstar System, Inc.................................  3,330  234,732
*   Lawson Products, Inc.................................    700   11,480
#*  Layne Christensen Co.................................  1,949   15,592
    LB Foster Co. Class A................................    951    9,966
    Lennox International, Inc............................  1,400  219,520
#   Lincoln Electric Holdings, Inc.......................  5,652  350,763
#   Lindsay Corp.........................................  1,207   84,683
*   LMI Aerospace, Inc...................................    900    7,002
    LS Starrett Co. (The) Class A........................    230    2,762
    LSI Industries, Inc..................................  1,905   20,879
*   Lydall, Inc..........................................  1,600   71,488
    Macquarie Infrastructure Corp........................  2,623  201,053
    Manitowoc Co., Inc. (The)............................ 13,368   74,460

                                     1186

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
Industrials -- (Continued)
*   Manitowoc Foodservice, Inc........................... 15,068 $  276,347
    ManpowerGroup, Inc...................................  4,927    341,934
    Marten Transport, Ltd................................  3,597     77,875
    Masco Corp...........................................  7,631    278,379
*   MasTec, Inc..........................................  8,732    213,497
    Matson, Inc..........................................  6,252    233,637
    Matthews International Corp. Class A.................  2,539    152,619
    McGrath RentCorp.....................................  2,866     91,339
*   Mercury Systems, Inc.................................  3,426     88,802
*   Meritor, Inc.........................................  6,964     58,358
*   MFRI, Inc............................................    300      2,289
*   Middleby Corp. (The).................................  1,500    180,570
    Miller Industries, Inc...............................  1,300     27,898
*   Mistras Group, Inc...................................  2,322     58,189
    Mobile Mini, Inc.....................................  4,781    155,430
*   Moog, Inc. Class A...................................  3,642    200,565
*   MRC Global, Inc...................................... 10,826    143,228
    MSA Safety, Inc......................................  3,967    221,676
    MSC Industrial Direct Co., Inc. Class A..............  5,466    392,623
    Mueller Industries, Inc..............................  5,524    188,037
    Mueller Water Products, Inc. Class A................. 21,496    254,943
    Multi-Color Corp.....................................  1,844    119,086
*   MYR Group, Inc.......................................  2,344     57,826
*   Navigant Consulting, Inc.............................  5,329    105,035
*   Navistar International Corp..........................  1,756     22,512
*   NCI Building Systems, Inc............................  7,222    117,141
    Nielsen Holdings P.L.C...............................  9,182    494,543
*   NL Industries, Inc...................................  2,000      5,940
    NN, Inc..............................................  2,533     42,732
#   Nordson Corp.........................................  4,243    374,614
    Norfolk Southern Corp................................ 10,425    935,956
*   Nortek, Inc..........................................    919     79,843
*   Northwest Pipe Co....................................    665      7,515
#*  NOW, Inc............................................. 11,654    213,385
*   NV5 Global, Inc......................................    528     16,986
*   Old Dominion Freight Line, Inc....................... 10,111    704,332
    Omega Flex, Inc......................................    300     10,233
*   On Assignment, Inc...................................  5,609    207,253
*   Orion Energy Systems, Inc............................    900      1,260
*   Orion Marine Group, Inc..............................  2,461     13,905
    Oshkosh Corp.........................................  8,932    492,064
    Owens Corning........................................ 10,062    532,380
    PACCAR, Inc.......................................... 20,290  1,196,501
*   PAM Transportation Services, Inc.....................    302      6,049
    Park-Ohio Holdings Corp..............................  1,783     53,098
    Parker-Hannifin Corp.................................  7,847    896,049
*   Patrick Industries, Inc..............................  2,332    150,554
*   Patriot Transportation Holding, Inc..................    133      2,798
*   Pendrell Corp........................................  6,146      4,179
#   Pentair P.L.C........................................  8,994    573,997
*   Performant Financial Corp............................  6,812     14,305
*   PGT, Inc.............................................  9,717    116,604
    Pitney Bowes, Inc.................................... 10,321    199,299

                                     1187

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
Industrials -- (Continued)
*   Ply Gem Holdings, Inc................................  4,900 $   75,264
    Powell Industries, Inc...............................  1,301     47,929
*   Power Solutions International, Inc...................    277      4,872
    Preformed Line Products Co...........................    428     20,916
    Primoris Services Corp...............................  6,129    110,628
#*  Proto Labs, Inc......................................    741     40,785
    Quad/Graphics, Inc...................................  3,742     94,897
    Quanex Building Products Corp........................  3,558     71,124
*   Quanta Services, Inc................................. 11,563    296,013
*   Radiant Logistics, Inc...............................  4,889     15,449
#   Raven Industries, Inc................................  3,272     67,927
#*  RBC Bearings, Inc....................................  2,352    178,823
    RCM Technologies, Inc................................    300      1,728
    Regal Beloit Corp....................................  3,483    212,498
    Republic Services, Inc............................... 17,195    881,416
    Resources Connection, Inc............................  4,298     64,040
*   Rexnord Corp......................................... 15,626    332,678
*   Roadrunner Transportation Systems, Inc...............  3,928     29,735
    Robert Half International, Inc.......................  3,697    135,088
#   Rockwell Automation, Inc.............................  3,268    373,859
#   Rockwell Collins, Inc................................  1,400    118,468
#   Rollins, Inc.........................................  4,156    117,116
#   Roper Technologies, Inc..............................  3,455    588,594
*   RPX Corp.............................................  5,953     59,947
    RR Donnelley & Sons Co............................... 15,682    281,021
*   Rush Enterprises, Inc. Class A.......................  3,408     78,316
    Ryder System, Inc....................................  7,716    508,484
*   Saia, Inc............................................  2,876     83,088
#*  Sensata Technologies Holding NV......................  9,400    356,448
*   SIFCO Industries, Inc................................    157      1,336
    Simpson Manufacturing Co., Inc.......................  4,083    166,586
    SkyWest, Inc.........................................  5,524    158,925
    Snap-on, Inc.........................................  2,900    455,793
#*  SolarCity Corp.......................................  1,000     26,700
    Southwest Airlines Co................................ 29,839  1,104,341
*   SP Plus Corp.........................................  2,236     53,731
*   Spirit Aerosystems Holdings, Inc. Class A............  7,209    312,726
#*  Spirit Airlines, Inc.................................  8,633    369,061
#   SPX Corp.............................................  3,471     52,551
*   SPX FLOW, Inc........................................  4,271    116,513
    Standex International Corp...........................  1,392    123,610
    Stanley Black & Decker, Inc..........................  7,471    909,221
    Steelcase, Inc. Class A.............................. 10,033    145,479
#*  Stericycle, Inc......................................  2,493    225,043
*   Sterling Construction Co., Inc.......................    832      4,842
    Sun Hydraulics Corp..................................  3,588    108,358
    Supreme Industries, Inc. Class A.....................  1,500     25,200
#*  Swift Transportation Co.............................. 11,388    219,219
#*  Taser International, Inc.............................  4,043    117,085
#*  Team, Inc............................................  2,790     77,032
*   Teledyne Technologies, Inc...........................  3,821    401,205
    Tennant Co...........................................  1,874    120,086
    Terex Corp........................................... 10,133    244,611

                                     1188

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
Industrials -- (Continued)
    Tetra Tech, Inc......................................  5,759 $  189,644
#   Textainer Group Holdings, Ltd........................  5,806     68,975
*   Thermon Group Holdings, Inc..........................  3,194     64,455
    Timken Co. (The).....................................  7,441    248,901
    Titan International, Inc.............................  3,320     21,945
#*  Titan Machinery, Inc.................................  1,637     18,351
    Toro Co. (The).......................................  2,757    253,506
#*  TransDigm Group, Inc.................................    878    245,419
*   TRC Cos., Inc........................................  2,308     16,202
*   Trex Co., Inc........................................  1,936     93,896
*   TriMas Corp..........................................  4,555     81,398
*   TriNet Group, Inc....................................  5,000    108,450
    Trinity Industries, Inc.............................. 19,670    456,541
    Triton International, Ltd............................  3,620     60,780
#   Triumph Group, Inc...................................  4,887    150,666
*   TrueBlue, Inc........................................  3,640     81,281
*   Tutor Perini Corp....................................  5,050    126,856
    Twin Disc, Inc.......................................  1,100     10,373
    Tyco International P.L.C............................. 16,054    731,581
*   Ultralife Corp.......................................    900      3,915
    UniFirst Corp........................................  1,405    164,216
    Union Pacific Corp................................... 30,954  2,880,270
*   United Continental Holdings, Inc..................... 19,334    906,571
    United Parcel Service, Inc. Class B..................  6,714    725,783
*   United Rentals, Inc.................................. 10,639    847,609
    United Technologies Corp............................. 20,727  2,231,262
    Universal Forest Products, Inc.......................  2,015    217,862
    Universal Logistics Holdings, Inc....................  2,487     37,181
    US Ecology, Inc......................................  2,754    124,756
*   USA Truck, Inc.......................................    905     17,448
#*  USG Corp............................................. 15,771    444,111
    Valmont Industries, Inc..............................  2,358    308,780
*   Vectrus, Inc.........................................  1,215     37,847
*   Verisk Analytics, Inc................................  3,938    335,833
#*  Veritiv Corp.........................................  1,722     72,703
    Viad Corp............................................  2,548     88,721
*   Vicor Corp...........................................  1,600     16,960
*   Volt Information Sciences, Inc.......................    639      3,630
    VSE Corp.............................................    500     31,780
#*  Wabash National Corp.................................  7,495    108,528
*   WABCO Holdings, Inc..................................  2,234    224,003
#   Wabtec Corp..........................................  5,132    351,542
*   Waste Connections Inc................................ 13,121    977,252
    Waste Management, Inc................................ 10,825    715,749
    Watsco, Inc..........................................  3,318    477,925
    Watts Water Technologies, Inc. Class A...............  2,541    157,161
#   Werner Enterprises, Inc..............................  7,772    195,233
#*  Wesco Aircraft Holdings, Inc......................... 10,424    133,948
#*  WESCO International, Inc.............................  5,000    278,700
    West Corp............................................  6,127    135,468
*   Willdan Group, Inc...................................    911      9,666
*   Willis Lease Finance Corp............................    400     10,800
    Woodward, Inc........................................  6,979    408,551

                                     1189

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Industrials -- (Continued)
#   WW Grainger, Inc.....................................   1,900 $   415,815
*   Xerium Technologies, Inc.............................   1,405      10,467
#*  XPO Logistics, Inc...................................   8,934     264,625
    Xylem, Inc...........................................  12,516     598,390
#*  YRC Worldwide, Inc...................................   2,988      35,468
                                                                  -----------
Total Industrials........................................          85,274,111
                                                                  -----------
Information Technology -- (17.1%)
#*  3D Systems Corp......................................   1,697      22,723
*   8x8, Inc.............................................   1,219      16,761
    Accenture P.L.C. Class A.............................   6,635     748,494
*   ACI Worldwide, Inc...................................  11,355     224,943
    Activision Blizzard, Inc.............................   9,830     394,773
*   Actua Corp...........................................   4,648      46,387
*   Acxiom Corp..........................................   7,419     170,266
*   Adobe Systems, Inc...................................   2,744     268,528
    ADTRAN, Inc..........................................   4,691      85,376
*   Advanced Energy Industries, Inc......................   2,622     106,768
*   Advanced Micro Devices, Inc..........................  36,759     252,167
*   Agilysys, Inc........................................   1,500      17,130
#*  Akamai Technologies, Inc.............................  10,717     541,530
*   Alliance Data Systems Corp...........................   1,259     291,610
*   Alpha & Omega Semiconductor, Ltd.....................   2,773      39,626
*   Alphabet, Inc. Class A...............................   3,334   2,638,328
*   Alphabet, Inc. Class C...............................   3,573   2,746,887
    Amdocs, Ltd..........................................   6,146     358,681
    American Software, Inc. Class A......................   1,755      19,358
*   Amkor Technology, Inc................................  26,144     164,446
#   Amphenol Corp. Class A...............................   5,958     354,620
*   Amtech Systems, Inc..................................     531       3,234
    Analog Devices, Inc..................................   4,788     305,618
*   Angie's List, Inc....................................   2,692      21,778
*   Anixter International, Inc...........................   3,571     218,831
#*  ANSYS, Inc...........................................   3,625     323,930
    Apple, Inc........................................... 146,938  15,312,409
    Applied Materials, Inc...............................  26,736     702,889
#*  Arista Networks, Inc.................................   1,400      99,778
*   ARRIS International P.L.C............................  14,824     403,806
*   Arrow Electronics, Inc...............................   8,552     568,622
*   Aspen Technology, Inc................................   4,012     168,063
#*  Autodesk, Inc........................................   1,900     112,955
    Automatic Data Processing, Inc.......................   4,797     426,693
*   AVG Technologies NV..................................   5,741     141,975
*   Avid Technology, Inc.................................   4,744      30,883
    Avnet, Inc...........................................  11,319     465,211
#   AVX Corp.............................................  10,593     144,700
*   Axcelis Technologies, Inc............................   3,403      36,412
*   AXT, Inc.............................................   5,700      21,375
    Badger Meter, Inc....................................   1,667     116,257
*   Bankrate, Inc........................................   8,276      65,960
*   Barracuda Networks, Inc..............................   2,627      58,004
*   Bazaarvoice, Inc.....................................   5,500      22,825
    Bel Fuse, Inc. Class B...............................   1,200      24,588

                                     1190

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
Information Technology -- (Continued)
    Belden, Inc..........................................   4,262 $  312,021
*   Benchmark Electronics, Inc...........................   4,214     98,776
    Black Box Corp.......................................   2,162     29,511
    Blackbaud, Inc.......................................   3,632    242,799
#*  Blackhawk Network Holdings, Inc......................   5,514    191,832
*   Blucora, Inc.........................................   4,883     49,855
    Booz Allen Hamilton Holding Corp.....................   6,189    191,116
*   Bottomline Technologies de, Inc......................   2,535     53,514
    Broadcom, Ltd........................................   6,997  1,133,374
    Broadridge Financial Solutions, Inc..................   3,815    258,199
*   BroadVision, Inc.....................................     200      1,204
    Brocade Communications Systems, Inc..................  43,859    407,889
    Brooks Automation, Inc...............................   8,292    103,899
*   BSQUARE Corp.........................................   1,400      7,336
    CA, Inc..............................................  22,546    781,219
    Cabot Microelectronics Corp..........................   2,165    113,922
*   CACI International, Inc. Class A.....................   2,766    263,683
*   Cadence Design Systems, Inc..........................   6,577    158,177
*   CalAmp Corp..........................................   3,100     44,020
*   Calix, Inc...........................................   5,315     41,032
*   Carbonite, Inc.......................................   1,300     14,313
#*  Cardtronics P.L.C. Class A...........................   6,512    286,463
#   Cass Information Systems, Inc........................     876     45,526
    CDK Global, Inc......................................   2,599    150,196
    CDW Corp.............................................   6,515    279,689
*   Ceva, Inc............................................   1,827     54,920
*   Ciber, Inc...........................................   7,882     11,035
#*  Ciena Corp...........................................  10,644    204,258
*   Cimpress NV..........................................   2,389    226,477
*   Cirrus Logic, Inc....................................   7,038    341,976
    Cisco Systems, Inc................................... 185,821  5,673,115
*   Citrix Systems, Inc..................................   3,002    267,568
#*  Clearfield, Inc......................................     600     12,006
    Cognex Corp..........................................   3,516    158,818
*   Cognizant Technology Solutions Corp. Class A.........   9,965    572,888
*   Coherent, Inc........................................   2,188    232,037
    Cohu, Inc............................................   3,335     35,218
#*  CommerceHub, Inc. Series A...........................     668      9,413
#*  CommerceHub, Inc. Series C...........................   1,335     18,693
*   CommScope Holding Co., Inc...........................   4,936    147,833
    Communications Systems, Inc..........................     400      2,936
    Computer Sciences Corp...............................   6,933    331,605
    Computer Task Group, Inc.............................   1,668      8,190
    Comtech Telecommunications Corp......................   1,600     20,912
    Concurrent Computer Corp.............................   1,400      7,168
    Convergys Corp.......................................  10,788    287,500
*   CoreLogic, Inc.......................................   9,908    399,094
#*  CoStar Group, Inc....................................     300     62,370
*   Covisint Corp........................................   2,639      5,779
*   Cray, Inc............................................   2,824     89,125
*   Cree, Inc............................................   8,797    251,594
#   CSG Systems International, Inc.......................   5,164    207,903
    CTS Corp.............................................   1,493     28,531

                                     1191

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
Information Technology -- (Continued)
#   Cypress Semiconductor Corp........................... 26,481 $  308,239
    Daktronics, Inc......................................  3,774     24,418
*   Datalink Corp........................................  1,905     16,345
*   Demand Media, Inc....................................  2,563     14,840
*   DHI Group, Inc.......................................  3,750     27,338
#   Diebold, Inc.........................................  6,891    194,602
*   Digi International, Inc..............................  2,826     31,397
*   Diodes, Inc..........................................  3,494     64,674
#   Dolby Laboratories, Inc. Class A.....................  4,396    221,163
*   DSP Group, Inc.......................................  1,882     20,382
    DST Systems, Inc.....................................  4,345    535,869
*   DTS, Inc.............................................  1,597     44,381
    EarthLink Holdings Corp.............................. 10,385     70,410
*   eBay, Inc............................................ 16,987    529,315
#   Ebix, Inc............................................  3,114    166,038
*   EchoStar Corp. Class A...............................  4,519    176,015
    Electro Rent Corp....................................  3,486     53,928
*   Electro Scientific Industries, Inc...................  3,565     24,135
*   Electronic Arts, Inc.................................  3,850    293,832
*   Electronics for Imaging, Inc.........................  3,622    160,418
*   Ellie Mae, Inc.......................................  1,499    138,073
*   eMagin Corp..........................................    200        482
    EMC Corp............................................. 70,135  1,983,418
*   Emcore Corp..........................................  2,998     19,427
#*  EnerNOC, Inc.........................................  3,307     24,736
*   Entegris, Inc........................................ 11,568    197,697
#*  Envestnet, Inc.......................................  1,464     55,881
#*  EPAM Systems, Inc....................................  2,093    147,012
    Epiq Systems, Inc....................................  4,723     77,174
*   ePlus, Inc...........................................    624     52,485
*   Euronet Worldwide, Inc...............................  3,499    266,834
*   Everyday Health, Inc.................................  3,214     26,226
*   Exar Corp............................................  4,467     37,433
*   ExlService Holdings, Inc.............................  2,449    121,250
*   Extreme Networks, Inc................................  4,120     16,027
#*  F5 Networks, Inc.....................................  1,500    185,130
*   Fabrinet.............................................  3,670    138,579
*   Facebook, Inc. Class A............................... 14,795  1,833,692
    Fair Isaac Corp......................................  2,048    259,359
*   Fairchild Semiconductor International, Inc........... 11,196    221,009
*   FalconStor Software, Inc.............................  2,300      2,691
*   FARO Technologies, Inc...............................  1,770     61,738
    FEI Co...............................................  2,711    288,505
    Fidelity National Information Services, Inc..........  9,819    780,905
#*  Finisar Corp......................................... 12,617    236,695
*   FireEye, Inc.........................................  1,700     29,614
#*  First Solar, Inc.....................................  8,063    376,381
*   Fiserv, Inc..........................................  5,128    565,926
#*  FleetCor Technologies, Inc...........................  4,704    713,503
*   Flextronics International, Ltd....................... 37,095    469,994
    FLIR Systems, Inc.................................... 13,400    436,572
*   FormFactor, Inc......................................  8,141     76,118
    Forrester Research, Inc..............................  1,323     54,150

                                     1192

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
Information Technology -- (Continued)
*   Fortinet, Inc........................................   1,332 $   46,207
*   Frequency Electronics, Inc...........................     400      4,288
*   Gartner, Inc.........................................   1,984    198,896
*   Genpact, Ltd.........................................   6,909    184,954
*   GigPeak, Inc.........................................   2,541      4,802
    Global Payments, Inc.................................   7,228    539,642
*   Globant SA...........................................   1,628     68,685
#*  Great Elm Capital Group, Inc.........................     268      1,635
#*  GrubHub, Inc.........................................   5,300    200,976
*   GSI Technology, Inc..................................   1,016      4,948
#*  GTT Communications, Inc..............................   6,829    140,199
*   Guidewire Software, Inc..............................   1,784    109,662
    Hackett Group, Inc. (The)............................   3,070     41,107
#*  Harmonic, Inc........................................   9,892     32,545
    Harris Corp..........................................   6,188    536,005
    Hewlett Packard Enterprise Co........................  48,621  1,022,013
*   Higher One Holdings, Inc.............................   5,300     27,189
    HP, Inc..............................................  24,742    346,635
#*  Hutchinson Technology, Inc...........................   2,400      4,728
    IAC/InterActiveCorp..................................   5,880    340,805
*   ID Systems, Inc......................................     100        501
#*  Identiv, Inc.........................................     249        488
*   II-VI, Inc...........................................   6,774    136,157
#*  Immersion Corp.......................................   1,700     12,767
#*  Infinera Corp........................................   4,419     38,710
    Ingram Micro, Inc. Class A...........................  13,574    464,774
*   Innodata, Inc........................................     700      1,771
*   Insight Enterprises, Inc.............................   4,000    106,400
*   Integrated Device Technology, Inc....................  11,278    248,003
    Intel Corp........................................... 220,182  7,675,545
    InterDigital, Inc....................................   5,053    298,380
*   Internap Corp........................................   7,500     16,650
    International Business Machines Corp.................   9,942  1,596,884
    Intersil Corp. Class A...............................  11,304    172,725
*   IntraLinks Holdings, Inc.............................   5,426     37,765
    Intuit, Inc..........................................   2,740    304,113
*   Inuvo, Inc...........................................   1,177      1,895
*   iPass, Inc...........................................   2,100      3,150
#*  IPG Photonics Corp...................................   4,300    362,447
*   Itron, Inc...........................................   2,965    126,576
*   Ixia.................................................   8,038     92,437
    IXYS Corp............................................   3,718     40,675
    j2 Global, Inc.......................................   3,921    262,080
    Jabil Circuit, Inc...................................  24,166    491,778
    Jack Henry & Associates, Inc.........................   2,704    241,332
    Juniper Networks, Inc................................  11,681    265,042
*   Kemet Corp...........................................   3,823     13,151
*   Key Tronic Corp......................................     700      5,278
*   Keysight Technologies, Inc...........................  13,714    400,997
*   Kimball Electronics, Inc.............................   3,228     40,737
    KLA-Tencor Corp......................................   4,958    375,370
*   Knowles Corp.........................................   5,562     74,753
#*  Kopin Corp...........................................   3,322      7,740

                                     1193

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
Information Technology -- (Continued)
*   Kulicke & Soffa Industries, Inc......................   7,775 $   97,654
*   KVH Industries, Inc..................................     884      8,018
    Lam Research Corp....................................   6,427    576,952
#*  Lattice Semiconductor Corp...........................   7,554     45,400
#   Leidos Holdings, Inc.................................   6,817    340,918
    Lexmark International, Inc. Class A..................   6,300    231,021
*   Limelight Networks, Inc..............................   9,241     15,617
#   Linear Technology Corp...............................   4,791    287,412
*   LinkedIn Corp. Class A...............................     500     96,365
*   Lionbridge Technologies, Inc.........................   7,777     35,074
*   Liquidity Services, Inc..............................   3,459     27,949
    Littelfuse, Inc......................................   2,023    252,915
*   Lumentum Holdings, Inc...............................   3,606    109,082
#*  MACOM Technology Solutions Holdings, Inc.............   2,027     80,087
*   Magnachip Semiconductor Corp.........................   1,102      6,557
*   Manhattan Associates, Inc............................   5,332    309,523
*   Marchex, Inc. Class B................................   3,498     11,089
    Marvell Technology Group, Ltd........................  37,570    441,448
    MasterCard, Inc. Class A.............................  10,640  1,013,354
*   Mattersight Corp.....................................     151        654
    Maxim Integrated Products, Inc.......................   4,658    189,953
#   MAXIMUS, Inc.........................................   5,634    331,955
#*  MaxLinear, Inc. Class A..............................   2,358     51,428
#*  Maxwell Technologies, Inc............................   1,381      7,596
*   MeetMe, Inc..........................................   1,671     10,745
    Mentor Graphics Corp.................................  11,265    240,620
#   Mesa Laboratories, Inc...............................     456     52,727
    Methode Electronics, Inc.............................   3,800    133,114
#   Microchip Technology, Inc............................   4,572    254,386
*   Micron Technology, Inc...............................  55,407    761,292
*   Microsemi Corp.......................................   5,633    219,687
    Microsoft Corp....................................... 146,509  8,304,130
*   MicroStrategy, Inc. Class A..........................   1,129    197,451
    MKS Instruments, Inc.................................   6,036    275,724
    MOCON, Inc...........................................     400      5,796
*   ModusLink Global Solutions, Inc......................   6,108      7,818
*   MoneyGram International, Inc.........................   4,487     31,230
    Monolithic Power Systems, Inc........................   1,440    104,717
    Monotype Imaging Holdings, Inc.......................   2,518     49,831
*   Monster Worldwide, Inc...............................   2,007      5,078
    Motorola Solutions, Inc..............................   2,938    203,838
    MTS Systems Corp.....................................   1,699     80,584
*   Nanometrics, Inc.....................................   2,275     45,591
*   NAPCO Security Technologies, Inc.....................     990      7,197
    National Instruments Corp............................   8,187    234,803
    NCI, Inc. Class A....................................     397      5,038
*   NCR Corp.............................................  10,713    353,208
*   NeoPhotonics Corp....................................   2,479     31,111
#   NetApp, Inc..........................................  13,158    346,713
*   NETGEAR, Inc.........................................   3,272    168,279
#*  Netscout Systems, Inc................................   2,794     78,176
#*  NetSuite, Inc........................................     350     38,098
#*  NeuStar, Inc. Class A................................   2,100     52,899

                                     1194

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
Information Technology -- (Continued)
    NIC, Inc.............................................  4,961 $  115,691
*   Novanta, Inc.........................................  2,440     38,332
*   Nuance Communications, Inc........................... 22,474    361,157
*   Numerex Corp. Class A................................    800      6,104
    NVE Corp.............................................    473     26,980
#   NVIDIA Corp.......................................... 20,860  1,191,106
#*  Oclaro, Inc..........................................  4,670     26,759
*   ON Semiconductor Corp................................ 51,617    517,719
    Oracle Corp.......................................... 60,798  2,495,150
*   OSI Systems, Inc.....................................  1,800    107,046
#*  Palo Alto Networks, Inc..............................    800    104,712
*   PAR Technology Corp..................................    700      3,605
    Park Electrochemical Corp............................  1,965     31,833
    Paychex, Inc.........................................  6,490    384,727
#*  Paycom Software, Inc.................................  3,105    146,587
*   PayPal Holdings, Inc................................. 12,326    459,020
    PC Connection, Inc...................................  3,200     82,592
    PC-Tel, Inc..........................................    700      3,549
*   PCM, Inc.............................................    700     11,634
*   PDF Solutions, Inc...................................  1,824     30,096
    Pegasystems, Inc.....................................  6,742    188,102
*   Perceptron, Inc......................................    800      3,904
*   Perficient, Inc......................................  3,179     70,637
*   Pfsweb, Inc..........................................  1,937     19,196
*   Photronics, Inc......................................  7,837     75,705
*   Planet Payment, Inc..................................  6,963     32,656
    Plantronics, Inc.....................................  4,200    202,608
*   Plexus Corp..........................................  3,638    167,130
*   Polycom, Inc......................................... 12,395    153,574
    Power Integrations, Inc..............................  2,166    123,614
*   PRGX Global, Inc.....................................  2,000      9,500
*   Progress Software Corp...............................  3,875    112,608
*   PTC, Inc.............................................  3,400    135,082
    QAD, Inc. Class A....................................  1,197     22,647
    QAD, Inc. Class B....................................    160      2,838
*   QLogic Corp..........................................  9,117    141,496
*   Qorvo, Inc...........................................  4,647    293,830
    QUALCOMM, Inc........................................ 53,041  3,319,306
*   QuinStreet, Inc......................................  2,573      9,340
*   Qumu Corp............................................    800      2,968
#*  Rackspace Hosting, Inc............................... 12,235    286,666
*   Radisys Corp.........................................  1,829      8,816
#*  Rambus, Inc..........................................  8,858    119,760
*   RealNetworks, Inc....................................  4,961     21,481
*   Red Hat, Inc.........................................  3,026    227,828
    Reis, Inc............................................    600     15,168
*   RetailMeNot, Inc.....................................    990      8,267
    Richardson Electronics, Ltd..........................    900      5,661
*   Rightside Group, Ltd.................................    663      7,956
*   Rofin-Sinar Technologies, Inc........................  3,619    114,360
*   Rogers Corp..........................................  1,408     96,364
*   Rosetta Stone, Inc...................................  1,595     12,282
*   Rovi Corp............................................  9,224    173,503

                                     1195

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
Information Technology -- (Continued)
*   Rudolph Technologies, Inc............................  3,235 $   57,001
    Sabre Corp...........................................  4,486    130,767
*   salesforce.com, Inc..................................  2,000    163,600
*   Sanmina Corp.........................................  8,815    223,372
*   ScanSource, Inc......................................  3,055    125,347
*   Seachange International, Inc.........................  3,525     11,280
#   Seagate Technology P.L.C.............................  6,116    195,895
*   Semtech Corp.........................................  4,184    106,357
*   ServiceNow, Inc......................................  1,178     88,256
#*  ServiceSource International, Inc.....................  4,300     19,436
*   ShoreTel, Inc........................................  4,700     34,498
#*  Shutterstock, Inc....................................    849     46,771
*   Sigma Designs, Inc...................................  3,166     21,212
*   Silicon Laboratories, Inc............................  3,070    163,570
#*  Silver Spring Networks, Inc..........................  3,548     44,598
#   Skyworks Solutions, Inc..............................  6,269    413,879
*   SMTC Corp............................................  1,100      1,859
*   Sonus Networks, Inc..................................  5,626     48,496
*   Splunk, Inc..........................................    800     50,032
    SS&C Technologies Holdings, Inc......................  4,500    144,990
#*  Stamps.com, Inc......................................    700     53,064
*   StarTek, Inc.........................................    700      2,954
#*  Stratasys, Ltd.......................................  1,949     40,812
#*  SunPower Corp........................................  9,564    139,443
*   Super Micro Computer, Inc............................  3,747     80,748
*   Sykes Enterprises, Inc...............................  4,659    142,985
    Symantec Corp........................................ 24,022    490,769
#*  Synaptics, Inc.......................................  3,600    187,020
#*  Synchronoss Technologies, Inc........................  4,000    149,360
    SYNNEX Corp..........................................  4,449    447,258
*   Synopsys, Inc........................................  6,200    335,792
*   Syntel, Inc..........................................  5,908    267,691
*   Systemax, Inc........................................  3,556     31,826
*   Tableau Software, Inc. Class A.......................    400     22,604
#*  Take-Two Interactive Software, Inc...................  4,700    188,846
#*  Tangoe, Inc..........................................    801      6,480
    TE Connectivity, Ltd................................. 12,755    768,871
*   Tech Data Corp.......................................  3,921    305,564
*   TechTarget, Inc......................................  3,207     29,248
*   Telenav, Inc.........................................  4,400     21,912
    TeleTech Holdings, Inc...............................  6,017    171,725
#*  Teradata Corp........................................  5,488    155,749
    Teradyne, Inc........................................ 19,885    392,729
    Tessco Technologies, Inc.............................    672      9,032
#   Tessera Technologies, Inc............................  6,670    214,374
    Texas Instruments, Inc............................... 15,532  1,083,357
*   TiVo, Inc............................................  9,568    100,847
    Total System Services, Inc...........................  5,477    278,889
    TransAct Technologies, Inc...........................    400      3,064
    Travelport Worldwide, Ltd............................  9,122    123,056
*   Travelzoo, Inc.......................................    900      9,180
#*  Trimble Navigation, Ltd..............................  9,956    263,237
*   TTM Technologies, Inc................................ 11,281    112,246

                                     1196

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------ ------------
Information Technology -- (Continued)
#*  Twitter, Inc.........................................  1,000 $     16,640
#*  Tyler Technologies, Inc..............................    417       67,979
#*  Ubiquiti Networks, Inc...............................  4,227      189,031
#*  Ultimate Software Group, Inc. (The)..................    591      123,578
*   Ultra Clean Holdings, Inc............................  3,000       19,170
*   Ultratech, Inc.......................................  1,800       43,992
#*  Unisys Corp..........................................  3,288       32,584
#*  Universal Display Corp...............................    975       69,069
*   Vantiv, Inc. Class A.................................  5,116      280,203
*   VASCO Data Security International, Inc...............  2,322       38,801
#*  Veeco Instruments, Inc...............................  3,148       52,792
#*  VeriFone Systems, Inc................................ 10,890      208,652
*   Verint Systems, Inc..................................  2,596       91,561
#*  VeriSign, Inc........................................  1,800      155,898
#*  ViaSat, Inc..........................................  4,821      355,934
*   Viavi Solutions, Inc................................. 18,400      131,192
*   Virtusa Corp.........................................  1,400       38,080
#   Visa, Inc. Class A................................... 19,776    1,543,517
#   Vishay Intertechnology, Inc.......................... 14,630      195,018
*   Vishay Precision Group, Inc..........................    793       10,428
#*  VMware, Inc. Class A.................................    340       24,813
    Wayside Technology Group, Inc........................    200        3,624
*   Web.com Group, Inc...................................  7,410      139,753
#*  WebMD Health Corp....................................  2,874      175,343
*   Westell Technologies, Inc. Class A...................  2,172        1,195
#   Western Digital Corp.................................  9,399      446,546
#   Western Union Co. (The).............................. 12,019      240,380
#*  WEX, Inc.............................................  3,036      284,412
*   Workday, Inc. Class A................................    626       52,171
*   Xcerra Corp..........................................  4,903       29,908
    Xilinx, Inc..........................................  6,896      352,248
*   XO Group, Inc........................................  2,507       45,703
*   Xura, Inc............................................  1,102       27,385
*   Yahoo!, Inc.......................................... 17,722      676,803
*   YuMe, Inc............................................  3,100       11,098
#*  Zebra Technologies Corp. Class A.....................  1,700       90,117
*   Zedge, Inc. Class B..................................  1,022        4,252
#*  Zillow Group, Inc. Class A...........................  4,406      173,640
*   Zillow Group, Inc. Class C...........................  8,800      345,400
*   Zix Corp.............................................  5,219       21,189
*   Zynga, Inc. Class A.................................. 81,276      233,262
                                                                 ------------
Total Information Technology.............................         119,842,635
                                                                 ------------
Materials -- (4.6%)
    A Schulman, Inc......................................  2,365       69,318
#*  A. M. Castle & Co....................................  1,581        2,198
    AEP Industries, Inc..................................    875       70,402
#*  AgroFresh Solutions, Inc.............................  3,300       21,285
    Air Products & Chemicals, Inc........................  3,600      537,912
*   AK Steel Holding Corp................................ 11,703       76,772
#   Albemarle Corp.......................................  5,068      426,574
    Alcoa, Inc........................................... 43,742      464,540
#   Allegheny Technologies, Inc..........................  6,966      124,064

                                     1197

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
Materials -- (Continued)
    American Vanguard Corp...............................  3,400 $   50,592
    Ampco-Pittsburgh Corp................................  1,853     24,478
    AptarGroup, Inc......................................  6,795    531,233
    Ashland, Inc.........................................  2,540    287,630
    Avery Dennison Corp..................................  2,953    230,009
    Axiall Corp..........................................  5,189    169,421
    Balchem Corp.........................................  3,488    222,779
#   Ball Corp............................................  3,274    231,374
    Bemis Co., Inc....................................... 11,636    593,901
*   Berry Plastics Group, Inc............................  5,370    220,170
*   Boise Cascade Co.....................................  4,674    126,993
    Cabot Corp...........................................  5,374    261,660
    Calgon Carbon Corp...................................  5,733     79,115
    Carpenter Technology Corp............................  5,145    201,941
    Celanese Corp. Series A..............................  7,300    462,966
#*  Century Aluminum Co..................................  7,651     58,071
    CF Industries Holdings, Inc.......................... 19,825    489,281
    Chase Corp...........................................    998     60,469
    Chemours Co. (The)...................................  2,363     21,976
*   Chemtura Corp........................................  6,286    176,574
*   Clearwater Paper Corp................................  1,919    120,724
    Commercial Metals Co................................. 12,372    204,633
#   Compass Minerals International, Inc..................  4,696    326,795
*   Core Molding Technologies, Inc.......................    683     10,873
*   Crown Holdings, Inc..................................  3,146    166,644
    Deltic Timber Corp...................................    681     46,935
    Domtar Corp..........................................  7,284    286,771
    Dow Chemical Co. (The)............................... 38,029  2,041,016
    Eagle Materials, Inc.................................  4,584    384,827
    Eastman Chemical Co..................................  8,692    566,979
    Ecolab, Inc..........................................  4,086    483,701
    EI du Pont de Nemours & Co........................... 10,219    706,848
*   Ferro Corp........................................... 10,206    132,270
    Ferroglobe P.L.C.....................................  6,099     56,843
#*  Flotek Industries, Inc...............................  3,205     45,511
#   FMC Corp.............................................  3,376    160,495
    Freeport-McMoRan, Inc................................ 41,859    542,493
    Friedman Industries, Inc.............................    400      2,304
    FutureFuel Corp......................................  3,113     35,675
*   GCP Applied Technologies, Inc........................  1,636     45,039
    Graphic Packaging Holding Co......................... 42,159    575,049
    Greif, Inc. Class A..................................  2,819    113,126
#   Greif, Inc. Class B..................................  1,152     61,021
*   Handy & Harman, Ltd..................................    300      8,361
    Hawkins, Inc.........................................  1,217     52,015
    Haynes International, Inc............................  1,143     43,411
    HB Fuller Co.........................................  5,205    242,345
*   Headwaters, Inc......................................  8,035    159,816
#   Hecla Mining Co...................................... 41,115    266,836
    Huntsman Corp........................................ 29,869    461,775
*   Ingevity Corp........................................  1,290     49,368
    Innophos Holdings, Inc...............................  2,105     90,641
    Innospec, Inc........................................  2,596    130,501

                                     1198

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
Materials -- (Continued)
#   International Flavors & Fragrances, Inc..............  1,600 $  213,200
    International Paper Co............................... 28,627  1,311,403
*   Intrepid Potash, Inc.................................  5,959      7,687
    Kaiser Aluminum Corp.................................  1,125     93,206
    KapStone Paper and Packaging Corp.................... 12,344    176,272
    KMG Chemicals, Inc...................................    783     21,525
*   Koppers Holdings, Inc................................  2,976     94,101
*   Kraton Performance Polymers, Inc.....................  3,196     95,592
#   Kronos Worldwide, Inc................................  5,675     32,064
*   Louisiana-Pacific Corp............................... 12,991    262,418
#*  LSB Industries, Inc..................................  2,432     28,163
    LyondellBasell Industries NV Class A.................  6,356    478,353
    Martin Marietta Materials, Inc.......................  2,163    438,332
    Materion Corp........................................  2,000     52,820
    Mercer International, Inc............................  8,133     64,169
    Minerals Technologies, Inc...........................  3,338    217,838
    Monsanto Co..........................................  6,200    661,974
#   Mosaic Co. (The)..................................... 19,589    528,903
    Myers Industries, Inc................................  4,623     69,114
    Neenah Paper, Inc....................................  2,308    174,092
#   NewMarket Corp.......................................    700    299,558
    Newmont Mining Corp.................................. 25,496  1,121,824
    Nucor Corp........................................... 17,707    949,803
    Olin Corp............................................ 23,288    486,719
    Olympic Steel, Inc...................................  1,248     35,768
*   OMNOVA Solutions, Inc................................  5,202     49,263
#*  Owens-Illinois, Inc.................................. 20,794    390,719
    Packaging Corp. of America...........................  6,986    521,784
    PH Glatfelter Co.....................................  4,812     99,416
#*  Platform Specialty Products Corp..................... 17,485    160,862
#   PolyOne Corp......................................... 11,319    396,957
    PPG Industries, Inc..................................  3,332    348,894
    Praxair, Inc.........................................  4,338    505,551
    Quaker Chemical Corp.................................  1,300    124,358
    Rayonier Advanced Materials, Inc.....................  3,808     52,436
*   Real Industry, Inc...................................  2,247     17,616
    Reliance Steel & Aluminum Co.........................  7,404    580,770
*   Rentech, Inc.........................................    569      1,457
#*  Resolute Forest Products, Inc........................  2,977     16,433
#   Royal Gold, Inc......................................  5,338    451,275
    RPM International, Inc...............................  4,822    261,642
    Schnitzer Steel Industries, Inc. Class A.............  2,700     52,623
    Scotts Miracle-Gro Co. (The) Class A.................  4,510    332,612
    Sealed Air Corp......................................  5,588    263,642
    Sensient Technologies Corp...........................  3,000    221,490
    Sherwin-Williams Co. (The)...........................    700    209,811
#   Silgan Holdings, Inc.................................  7,824    387,914
    Sonoco Products Co................................... 12,320    627,458
#   Southern Copper Corp.................................  2,900     75,371
    Steel Dynamics, Inc.................................. 14,196    380,737
    Stepan Co............................................  1,876    120,646
#*  Stillwater Mining Co................................. 13,455    205,861
    SunCoke Energy, Inc..................................  6,774     51,686

                                     1199

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Materials -- (Continued)
             Synalloy Corp.................................     498 $     3,800
             TimkenSteel Corp..............................   4,822      48,316
*            Trecora Resources.............................   2,437      27,855
             Tredegar Corp.................................   3,298      58,375
             Trinseo SA....................................   5,241     260,949
             Tronox, Ltd. Class A..........................   8,349      54,185
*            UFP Technologies, Inc.........................     307       7,027
             United States Lime & Minerals, Inc............     400      25,200
             United States Steel Corp......................  12,684     348,683
#*           Universal Stainless & Alloy Products, Inc.....     900      10,521
#*           US Concrete, Inc..............................   2,301     148,414
             Valspar Corp. (The)...........................   2,101     223,693
             Vulcan Materials Co...........................   4,711     584,070
#            Westlake Chemical Corp........................   5,181     236,979
             WestRock Co...................................   7,742     332,209
             Worthington Industries, Inc...................   5,891     261,030
             WR Grace & Co.................................   1,636     122,487
                                                                    -----------
Total Materials............................................          32,493,314
                                                                    -----------
Other -- (0.0%)
(degrees)#*  Gerber Scientific, Inc. Escrow Shares.........   1,200          --
                                                                    -----------
Telecommunication Services -- (3.2%)
*            Alaska Communications Systems Group, Inc......   2,160       3,586
             AT&T, Inc..................................... 242,908  10,515,487
             ATN International, Inc........................   1,805     132,704
*            Boingo Wireless, Inc..........................   4,077      37,345
#            CenturyLink, Inc..............................  50,241   1,579,577
*            Cincinnati Bell, Inc..........................  18,105      90,525
#            Cogent Communications Holdings, Inc...........   3,222     137,676
#            Consolidated Communications Holdings, Inc.....   7,618     212,923
*            FairPoint Communications, Inc.................   2,200      35,618
#            Frontier Communications Corp..................  40,037     208,192
*            General Communication, Inc. Class A...........   5,129      78,935
*            Hawaiian Telcom Holdco, Inc...................   1,165      25,863
             IDT Corp. Class B.............................   3,068      46,818
             Inteliquent, Inc..............................   4,793      98,496
#*           Iridium Communications, Inc...................   4,837      43,436
*            Level 3 Communications, Inc...................   9,472     479,283
*            Lumos Networks Corp...........................   2,200      25,740
*            ORBCOMM, Inc..................................   6,642      70,339
*            SBA Communications Corp. Class A..............   2,317     266,455
             Shenandoah Telecommunications Co..............   8,842     363,229
             Spok Holdings, Inc............................   2,587      47,808
#*           Sprint Corp...................................  65,319     401,059
#*           T-Mobile US, Inc..............................  13,341     618,222
             Telephone & Data Systems, Inc.................  10,344     325,733
*            United States Cellular Corp...................   2,120      85,754
             Verizon Communications, Inc................... 107,403   5,951,200
*            Vonage Holdings Corp..........................  13,116      77,778

                                     1200

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ -----------
Telecommunication Services -- (Continued)
    Windstream Holdings, Inc.............................  7,412 $    69,006
                                                                 -----------
Total Telecommunication Services.........................         22,028,787
                                                                 -----------
Utilities -- (2.4%)
    AES Corp............................................. 12,991     160,439
#   ALLETE, Inc..........................................  2,920     186,442
    Alliant Energy Corp..................................  4,380     176,295
    Ameren Corp..........................................  4,364     228,848
    American Electric Power Co., Inc.....................  4,618     320,027
    American States Water Co.............................  2,900     125,280
    American Water Works Co., Inc........................  3,382     279,286
    Aqua America, Inc....................................  8,089     280,203
    Artesian Resources Corp. Class A.....................    900      30,681
    Atmos Energy Corp....................................  4,493     358,496
#   Avangrid, Inc........................................  3,341     150,813
#   Avista Corp..........................................  4,382     190,617
#   Black Hills Corp.....................................  3,248     204,786
#   California Water Service Group.......................  3,500     118,055
*   Calpine Corp......................................... 38,599     530,350
#   CenterPoint Energy, Inc..............................  7,411     177,271
    Chesapeake Utilities Corp............................  1,346      86,238
    CMS Energy Corp......................................  5,170     233,581
    Connecticut Water Service, Inc.......................  1,110      56,666
#   Consolidated Edison, Inc.............................  3,460     277,077
    Consolidated Water Co., Ltd..........................    959      12,879
    Delta Natural Gas Co., Inc...........................    591      15,597
#   Dominion Resources, Inc..............................  5,442     424,585
    DTE Energy Co........................................  3,243     316,257
#   Duke Energy Corp.....................................  6,084     520,730
#*  Dynegy, Inc.......................................... 12,779     193,346
    Edison International.................................  2,987     231,134
    El Paso Electric Co..................................  3,000     143,040
    Empire District Electric Co. (The)...................  3,337     112,557
    Entergy Corp.........................................  3,116     253,611
    Eversource Energy....................................  4,799     280,694
    Exelon Corp..........................................  8,153     303,944
    FirstEnergy Corp.....................................  7,459     260,468
    Gas Natural, Inc.....................................    700       4,970
    Genie Energy, Ltd. Class B...........................  1,601      10,278
    Great Plains Energy, Inc.............................  6,524     194,285
    Hawaiian Electric Industries, Inc....................  4,869     151,182
#   IDACORP, Inc.........................................  1,881     152,079
    ITC Holdings Corp....................................  6,925     320,281
#   MDU Resources Group, Inc.............................  6,521     156,830
    MGE Energy, Inc......................................  2,563     143,912
#   Middlesex Water Co...................................  1,448      59,817
#   National Fuel Gas Co.................................  2,954     166,931
    New Jersey Resources Corp............................  5,510     205,192
    NextEra Energy, Inc..................................  4,067     521,755
    NiSource, Inc........................................ 14,542     373,148
    Northwest Natural Gas Co.............................  2,077     134,880
#   NorthWestern Corp....................................  2,582     156,831
    NRG Energy, Inc...................................... 27,353     378,566

                                     1201

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Utilities -- (Continued)
             NRG Yield, Inc. Class A....................     1,604 $     27,557
#            NRG Yield, Inc. Class C....................     2,804       50,304
#            OGE Energy Corp............................     5,900      189,803
#            ONE Gas, Inc...............................     3,674      238,663
#            Ormat Technologies, Inc....................     5,013      228,793
             Otter Tail Corp............................     2,643       92,109
#            Pattern Energy Group, Inc..................     4,849      118,170
             PG&E Corp..................................     4,479      286,387
             Piedmont Natural Gas Co., Inc..............     5,827      348,455
             Pinnacle West Capital Corp.................     1,971      155,453
             PNM Resources, Inc.........................     5,029      172,796
#            Portland General Electric Co...............     5,000      218,350
             PPL Corp...................................     6,096      229,880
             Public Service Enterprise Group, Inc.......     4,417      203,226
             Questar Corp...............................     7,960      200,353
             RGC Resources, Inc.........................       100        2,465
             SCANA Corp.................................     2,529      189,523
             Sempra Energy..............................     2,133      238,640
             SJW Corp...................................     1,548       65,573
             South Jersey Industries, Inc...............     5,272      168,071
             Southern Co. (The).........................     8,312      444,692
             Southwest Gas Corp.........................     2,701      209,328
#            Spark Energy, Inc. Class A.................       500       12,395
#            Spire, Inc.................................     3,100      215,140
*            Talen Energy Corp..........................     5,856       79,642
             UGI Corp...................................    16,660      754,032
             Unitil Corp................................     1,246       54,500
             Vectren Corp...............................     3,548      183,538
             WEC Energy Group, Inc......................     5,745      372,908
             Westar Energy, Inc.........................     5,593      310,803
             WGL Holdings, Inc..........................     3,001      212,441
             Xcel Energy, Inc...........................     8,217      361,384
#            York Water Co. (The).......................     1,162       36,533
                                                                   ------------
Total Utilities.........................................             17,043,137
                                                                   ------------
TOTAL COMMON STOCKS.....................................            628,416,865
                                                                   ------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)*   Dyax Corp. Contingent Value Rights.........     2,300        2,553
(degrees)*   Leap Wireless International, Inc.
               Contingent Value Rights..................     1,200           --
(degrees)#*  Safeway Casa Ley Contingent Value Rights...    11,539       11,711
(degrees)*   Safeway PDC, LLC Contingent Value Rights...    11,539          563
TOTAL RIGHTS/WARRANTS...................................                 14,827
                                                                   ------------
TOTAL INVESTMENT SECURITIES.............................            628,431,692
                                                                   ------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
             State Street Institutional Liquid
               Reserves, 0.457%......................... 2,126,533    2,126,533
                                                                   ------------
SECURITIES LENDING COLLATERAL -- (9.9%)
(S)@         DFA Short Term Investment Fund............. 5,969,403   69,065,997
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $555,264,771)^^.....           $699,624,222
                                                                   ============

                                     1202

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                    LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                  ------------ ----------- ------- ------------
 Common Stocks
    Consumer Discretionary....... $101,684,692          --   --    $101,684,692
    Consumer Staples.............   39,525,489          --   --      39,525,489
    Energy.......................   47,080,799          --   --      47,080,799
    Financials...................  114,838,135          --   --     114,838,135
    Health Care..................   48,605,766          --   --      48,605,766
    Industrials..................   85,274,111          --   --      85,274,111
    Information Technology.......  119,842,635          --   --     119,842,635
    Materials....................   32,493,314          --   --      32,493,314
    Other........................           --          --   --              --
    Telecommunication Services...   22,028,787          --   --      22,028,787
    Utilities....................   17,043,137          --   --      17,043,137
 Rights/Warrants.................           -- $    14,827   --          14,827
 Temporary Cash Investments......    2,126,533          --   --       2,126,533
 Securities Lending Collateral...           --  69,065,997   --      69,065,997
                                  ------------ -----------   --    ------------
 TOTAL........................... $630,543,398 $69,080,824   --    $699,624,222
                                  ============ ===========   ==    ============

                                     1203

                     U.S. SUSTAINABILITY CORE 1 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                          SHARES   VALUE+
                                                          ------ -----------
COMMON STOCKS -- (90.7%)

Consumer Discretionary -- (16.0%)
*   1-800-Flowers.com, Inc. Class A......................  4,534 $    41,395
    A.H. Belo Corp. Class A..............................    200       1,034
    Aaron's, Inc.........................................  3,914      93,740
    Abercrombie & Fitch Co. Class A......................  2,269      46,991
    Advance Auto Parts, Inc..............................  3,771     640,542
*   Amazon.com, Inc...................................... 17,639  13,384,650
    AMC Entertainment Holdings, Inc. Class A.............  2,178      64,077
#*  AMC Networks, Inc. Class A...........................  3,967     219,613
#*  America's Car-Mart, Inc..............................    200       7,016
*   American Axle & Manufacturing Holdings, Inc..........  6,624     115,324
#   American Eagle Outfitters, Inc....................... 25,036     448,645
*   Apollo Education Group, Inc..........................  2,326      20,911
    Aramark.............................................. 11,051     396,178
#   Arctic Cat, Inc......................................  1,100      17,171
*   Asbury Automotive Group, Inc.........................  1,958     119,046
#*  Ascena Retail Group, Inc.............................  2,200      17,886
    Autoliv, Inc.........................................  7,097     750,863
#*  AutoNation, Inc......................................  7,108     379,212
*   AutoZone, Inc........................................    700     569,779
*   Barnes & Noble Education, Inc........................  2,749      31,778
    Barnes & Noble, Inc..................................  2,178      28,488
    Bassett Furniture Industries, Inc....................  1,000      25,830
#   Bed Bath & Beyond, Inc...............................  3,600     161,820
    Best Buy Co., Inc.................................... 34,850   1,170,960
    Big 5 Sporting Goods Corp............................  2,027      21,405
*   Biglari Holdings, Inc................................    201      83,437
*   BJ's Restaurants, Inc................................  1,890      73,408
    Bloomin' Brands, Inc................................. 13,392     240,788
    Blue Nile, Inc.......................................    400      11,624
    Bob Evans Farms, Inc.................................  1,710      62,894
#   BorgWarner, Inc...................................... 13,383     444,048
#   Brinker International, Inc...........................  4,620     217,787
    Brunswick Corp.......................................  7,645     379,345
#   Buckle, Inc. (The)...................................    733      20,077
#*  Buffalo Wild Wings, Inc..............................    876     147,133
*   Build-A-Bear Workshop, Inc...........................  1,300      17,719
*   Burlington Stores, Inc...............................  5,559     425,319
*   Cabela's, Inc........................................  7,263     374,989
#   Cable One, Inc.......................................    800     419,104
#   CalAtlantic Group, Inc...............................  5,051     182,897
    Caleres, Inc.........................................  3,500      92,120
    Callaway Golf Co.....................................  7,313      78,249
*   Cambium Learning Group, Inc..........................  3,100      15,004
#*  CarMax, Inc.......................................... 11,457     667,485
*   Carmike Cinemas, Inc.................................  1,357      41,823
*   Carrols Restaurant Group, Inc........................  3,123      37,820
    Carter's, Inc........................................  5,949     602,336
    Cato Corp. (The) Class A.............................  2,771      99,119
*   Cavco Industries, Inc................................  1,178     117,070
    CBS Corp. Class B.................................... 22,052   1,151,555
*   Century Casinos, Inc.................................  1,500       9,570

                                     1204

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- ----------
Consumer Discretionary -- (Continued)
*   Century Communities, Inc.............................     895 $   15,842
*   Charter Communications, Inc. Class A.................   4,901  1,151,098
    Cheesecake Factory, Inc. (The).......................   3,997    206,765
    Chico's FAS, Inc.....................................   3,800     45,638
#   Children's Place, Inc. (The).........................   2,479    207,195
#*  Chipotle Mexican Grill, Inc..........................     300    127,197
    Churchill Downs, Inc.................................     199     26,095
#*  Chuy's Holdings, Inc.................................   1,407     47,444
    Cinemark Holdings, Inc...............................  12,093    454,697
    Citi Trends, Inc.....................................     200      3,336
#   Clear Channel Outdoor Holdings, Inc. Class A.........   6,385     44,631
#   Coach, Inc...........................................  10,231    441,058
    Collectors Universe, Inc.............................     906     19,488
    Columbia Sportswear Co...............................   5,640    322,890
    Comcast Corp. Class A................................ 136,248  9,162,678
#*  Conn's, Inc..........................................     165      1,173
*   Cooper-Standard Holding, Inc.........................   1,180    103,899
#   Cracker Barrel Old Country Store, Inc................   2,393    376,682
    CSS Industries, Inc..................................     242      6,367
    CST Brands, Inc......................................   8,124    363,305
    Culp, Inc............................................     882     25,163
    Dana Holding Corp....................................   1,977     26,966
*   Dave & Buster's Entertainment, Inc...................   2,648    117,836
*   Deckers Outdoor Corp.................................   2,955    195,060
*   Del Frisco's Restaurant Group, Inc...................     800     11,936
#*  Del Taco Restaurants, Inc............................   1,823     19,160
    Delphi Automotive P.L.C..............................   7,240    491,017
*   Delta Apparel, Inc...................................     231      5,519
*   Denny's Corp.........................................   4,902     54,706
*   Destination XL Group, Inc............................   3,519     18,158
*   Diamond Resorts International, Inc...................   1,577     47,594
    Dick's Sporting Goods, Inc...........................   8,196    420,373
    Dillard's, Inc. Class A..............................   1,693    114,582
    DineEquity, Inc......................................   1,900    154,603
*   Discovery Communications, Inc. Class A...............  24,327    610,364
*   Discovery Communications, Inc. Class C...............  39,992    981,404
*   DISH Network Corp. Class A...........................   8,589    458,824
    Dollar General Corp..................................   9,426    893,019
*   Dollar Tree, Inc.....................................   8,382    807,103
    Domino's Pizza, Inc..................................   3,436    506,123
#*  Dorman Products, Inc.................................   1,723    109,755
    DR Horton, Inc.......................................  35,421  1,164,643
#*  DreamWorks Animation SKG, Inc. Class A...............   5,244    214,847
    Drew Industries, Inc.................................   2,229    204,199
#   DSW, Inc. Class A....................................   5,571    135,152
#   Dunkin' Brands Group, Inc............................   7,692    348,525
#*  El Pollo Loco Holdings, Inc..........................   1,700     22,372
    Entercom Communications Corp. Class A................   5,728     83,686
    Entravision Communications Corp. Class A.............   5,862     42,558
#   Ethan Allen Interiors, Inc...........................   3,084    107,107
#*  EW Scripps Co. (The) Class A.........................   7,992    135,544
#   Expedia, Inc.........................................   4,742    553,154
*   Express, Inc.........................................   2,351     35,171

                                     1205

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- ----------
Consumer Discretionary -- (Continued)
*   Federal-Mogul Holdings Corp..........................   6,121 $   54,110
#*  Fiesta Restaurant Group, Inc.........................     521     11,639
#   Finish Line, Inc. (The) Class A......................   1,800     39,114
#*  Five Below, Inc......................................   3,658    186,595
    Flexsteel Industries, Inc............................     561     23,057
    Foot Locker, Inc.....................................   7,476    445,719
#   Ford Motor Co........................................ 160,040  2,026,106
#*  Fossil Group, Inc....................................     950     30,020
*   Fox Factory Holding Corp.............................   3,872     74,304
#   Fred's, Inc. Class A.................................   4,728     75,128
*   FTD Cos., Inc........................................   3,046     77,094
*   G-III Apparel Group, Ltd.............................   2,326     93,110
*   Gaming Partners International Corp...................     100        955
    Gannett Co., Inc.....................................  12,314    157,127
    Gap, Inc. (The)......................................  19,632    506,309
#   Garmin, Ltd..........................................  10,452    567,857
    General Motors Co....................................  40,323  1,271,787
*   Genesco, Inc.........................................   2,582    179,242
#   Gentex Corp..........................................  23,766    419,945
*   Gentherm, Inc........................................   2,442     81,954
#   Genuine Parts Co.....................................   6,844    699,731
*   Gray Television, Inc.................................   6,395     63,311
*   Green Brick Partners, Inc............................   1,323      9,340
    Group 1 Automotive, Inc..............................     800     49,856
#   Guess?, Inc..........................................   1,117     16,442
    Hanesbrands, Inc.....................................  16,792    447,675
#   Harley-Davidson, Inc.................................   8,519    450,826
#   Harman International Industries, Inc.................   4,881    403,366
    Hasbro, Inc..........................................   9,019    732,613
    Haverty Furniture Cos., Inc..........................   1,294     23,848
*   Helen of Troy, Ltd...................................   2,970    295,842
*   Hibbett Sports, Inc..................................     200      6,984
    Home Depot, Inc. (The)...............................  48,660  6,726,758
    Hooker Furniture Corp................................     800     18,504
*   Horizon Global Corp..................................     467      6,094
#   HSN, Inc.............................................   4,143    211,956
*   Hyatt Hotels Corp. Class A...........................     825     41,613
*   Iconix Brand Group, Inc..............................     300      2,160
*   Installed Building Products, Inc.....................   4,405    157,831
#   International Game Technology P.L.C..................  11,633    243,130
    Interpublic Group of Cos., Inc. (The)................  28,981    668,302
*   Intrawest Resorts Holdings, Inc......................   1,035     15,049
#*  iRobot Corp..........................................   2,559     97,037
*   Isle of Capri Casinos, Inc...........................   3,770     70,612
*   J Alexander's Holdings, Inc..........................     367      3,512
    Jack in the Box, Inc.................................   1,960    173,244
#*  JC Penney Co., Inc...................................  11,279    108,955
    John Wiley & Sons, Inc. Class A......................   6,383    368,299
    Johnson Controls, Inc................................  15,587    715,755
#*  Kate Spade & Co......................................   9,725    210,935
#   KB Home..............................................   2,800     43,960
*   Kirkland's, Inc......................................   1,705     25,984
#   Kohl's Corp..........................................   6,202    257,941

                                     1206

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                          SHARES   VALUE+
                                                          ------ ----------
Consumer Discretionary -- (Continued)
    L Brands, Inc........................................  5,400 $  399,060
    La-Z-Boy, Inc........................................  5,276    159,441
#   Las Vegas Sands Corp.................................  7,993    404,845
    Lear Corp............................................  2,313    262,410
    Leggett & Platt, Inc.................................  6,869    361,103
    Lennar Corp. Class A................................. 17,929    839,077
    Lennar Corp. Class B.................................  1,100     41,294
    Libbey, Inc..........................................    300      5,607
#*  Liberty Braves Group Class A.........................    527      8,690
*   Liberty Braves Group Class C.........................  1,166     18,633
*   Liberty Broadband Corp. Class A......................  1,330     83,537
*   Liberty Broadband Corp. Class C......................  4,909    310,789
*   Liberty Interactive Corp., QVC Group Class A......... 42,490  1,139,157
*   Liberty Media Group Class A..........................  1,318     29,919
*   Liberty Media Group Class C..........................  2,915     65,354
*   Liberty SiriusXM Group Class A.......................  5,275    188,581
*   Liberty SiriusXM Group Class C....................... 11,661    411,050
*   Liberty TripAdvisor Holdings, Inc. Class A...........  3,148     74,513
*   Liberty Ventures Series A............................  4,791    180,669
    Lifetime Brands, Inc.................................  1,200     16,068
#   Lions Gate Entertainment Corp........................  1,725     34,483
#   Lithia Motors, Inc. Class A..........................  2,097    180,950
*   Live Nation Entertainment, Inc....................... 21,227    582,044
*   LKQ Corp............................................. 24,116    829,349
*   Loral Space & Communications, Inc....................    620     21,781
    Lowe's Cos., Inc..................................... 18,766  1,544,067
*   Lululemon Athletica, Inc.............................  6,884    534,543
*   M/I Homes, Inc.......................................  2,266     51,098
    Macy's, Inc..........................................    500     17,915
*   Madison Square Garden Co. (The) Class A..............  1,261    230,498
*   Malibu Boats, Inc. Class A...........................  1,300     17,732
    Marine Products Corp.................................    700      6,391
*   MarineMax, Inc.......................................  2,424     48,965
    Mattel, Inc.......................................... 17,178    573,402
    McDonald's Corp...................................... 19,433  2,286,292
#   MDC Holdings, Inc....................................  4,845    127,520
*   Media General, Inc...................................  7,656    134,669
    Meredith Corp........................................  5,254    286,238
*   Meritage Homes Corp..................................  5,205    189,410
#*  Michael Kors Holdings, Ltd........................... 12,563    649,758
#*  Michaels Cos., Inc. (The)............................ 11,300    297,868
*   Modine Manufacturing Co..............................  2,398     23,021
#   Monro Muffler Brake, Inc.............................  2,190    137,138
*   Motorcar Parts of America, Inc.......................    840     23,545
    Movado Group, Inc....................................    605     13,667
*   MSG Networks, Inc. Class A...........................  5,686     91,260
*   Murphy USA, Inc......................................  4,091    313,534
*   Nathan's Famous, Inc.................................    200      9,714
    National CineMedia, Inc..............................  8,869    138,179
*   Nautilus, Inc........................................  3,718     70,047
#*  Netflix, Inc.........................................  4,923    449,224
    New Media Investment Group, Inc......................  2,880     50,861
    New York Times Co. (The) Class A..................... 17,780    230,784

                                     1207

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                          SHARES   VALUE+
                                                          ------ ----------
Consumer Discretionary -- (Continued)
    Newell Brands, Inc...................................  6,196 $  325,042
    News Corp. Class A................................... 13,399    173,785
#   News Corp. Class B...................................  7,246     97,386
#   Nexstar Broadcasting Group, Inc. Class A.............  2,169    109,643
    NIKE, Inc. Class B................................... 57,462  3,189,141
#   Nordstrom, Inc.......................................  2,100     92,883
    Nutrisystem, Inc.....................................  1,849     54,693
*   NVR, Inc.............................................    200    341,000
*   O'Reilly Automotive, Inc.............................  3,728  1,083,469
*   Office Depot, Inc.................................... 15,909     55,045
#   Omnicom Group, Inc................................... 12,098    995,544
    Outerwall, Inc.......................................    300     15,798
*   Overstock.com, Inc...................................  2,277     37,115
    Oxford Industries, Inc...............................    800     45,744
#   Papa John's International, Inc.......................  2,294    169,641
*   Penn National Gaming, Inc............................  1,675     25,159
    Penske Automotive Group, Inc.........................  7,952    315,058
*   Perry Ellis International, Inc.......................  1,600     34,272
    PetMed Express, Inc..................................    500     10,365
#   Pier 1 Imports, Inc..................................  4,506     23,071
#*  Pinnacle Entertainment, Inc..........................  2,285     24,952
#   Polaris Industries, Inc..............................  1,592    157,210
    Pool Corp............................................  3,201    327,398
*   Popeyes Louisiana Kitchen, Inc.......................  1,467     84,030
*   Potbelly Corp........................................  1,810     23,584
*   Priceline Group, Inc. (The)..........................  1,776  2,399,039
    PulteGroup, Inc...................................... 33,869    717,345
    PVH Corp.............................................  4,866    491,758
#   Ralph Lauren Corp....................................  3,438    337,233
    RCI Hospitality Holdings, Inc........................    288      3,067
*   Reading International, Inc. Class A..................  1,600     22,000
*   Red Lion Hotels Corp.................................  1,771     14,062
*   Red Robin Gourmet Burgers, Inc.......................    956     46,232
#   Regal Entertainment Group Class A.................... 10,595    249,194
    Rent-A-Center, Inc...................................    600      6,480
    Ross Stores, Inc..................................... 15,060    931,160
    Ruth's Hospitality Group, Inc........................  4,263     68,080
    Saga Communications, Inc. Class A....................    133      5,456
    Salem Media Group, Inc...............................  1,000      7,570
#*  Sally Beauty Holdings, Inc........................... 11,257    330,168
    Scholastic Corp......................................  3,801    156,221
#   Scripps Networks Interactive, Inc. Class A...........  8,328    550,148
*   Select Comfort Corp..................................  4,528    108,038
*   Sequential Brands Group, Inc.........................     50        407
    Shoe Carnival, Inc...................................  2,176     57,251
*   Shutterfly, Inc......................................  3,324    176,804
#   Signet Jewelers, Ltd.................................  1,500    131,865
#   Sinclair Broadcast Group, Inc. Class A............... 14,676    408,286
#*  Sirius XM Holdings, Inc.............................. 64,764    284,314
*   Skechers U.S.A., Inc. Class A........................ 11,099    266,598
*   Smith & Wesson Holding Corp..........................  6,727    198,110
#   Sonic Automotive, Inc. Class A.......................  1,600     29,088
#   Sonic Corp...........................................  3,600     96,876

                                     1208

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                          SHARES   VALUE+
                                                          ------ ----------
Consumer Discretionary -- (Continued)
    Spartan Motors, Inc..................................    551 $    4,678
    Standard Motor Products, Inc.........................  1,900     79,686
#   Staples, Inc......................................... 31,488    292,524
    Starbucks Corp....................................... 38,046  2,208,570
    Starwood Hotels & Resorts Worldwide, Inc.............  2,655    207,249
*   Starz Class A........................................  5,035    152,208
    Stein Mart, Inc......................................  1,256     10,802
*   Steven Madden, Ltd...................................  5,853    204,972
*   Stoneridge, Inc......................................  2,300     38,364
    Sturm Ruger & Co., Inc...............................  2,089    142,052
    Superior Uniform Group, Inc..........................    923     14,833
    Tailored Brands, Inc.................................  4,200     61,530
    Target Corp.......................................... 15,300  1,152,549
    TEGNA, Inc........................................... 43,253    947,241
#*  Tempur Sealy International, Inc......................  7,115    538,107
#*  Tenneco, Inc.........................................  3,500    197,820
#*  Tesla Motors, Inc....................................  1,400    328,706
#   Texas Roadhouse, Inc.................................  4,609    217,637
    Thor Industries, Inc.................................  5,625    430,538
#   Tiffany & Co.........................................  8,207    529,516
    Time Warner, Inc..................................... 47,437  3,636,046
    Time, Inc............................................  7,372    120,385
    TJX Cos., Inc. (The)................................. 25,328  2,069,804
*   Toll Brothers, Inc................................... 10,194    285,534
*   TopBuild Corp........................................  2,470     93,267
    Tower International, Inc.............................  1,600     36,928
#   Tractor Supply Co....................................  7,303    669,320
*   Trans World Entertainment Corp.......................  1,000      3,550
*   TRI Pointe Group, Inc................................ 21,117    284,024
*   TripAdvisor, Inc.....................................  2,700    188,919
    tronc, Inc...........................................  2,758     41,342
#*  Tuesday Morning Corp.................................  4,976     39,261
*   Tumi Holdings, Inc...................................  6,658    178,102
#   Tupperware Brands Corp...............................  3,827    239,876
    Twenty-First Century Fox, Inc. Class A............... 58,112  1,548,104
    Twenty-First Century Fox, Inc. Class B............... 23,197    627,015
*   Ulta Salon Cosmetics & Fragrance, Inc................  2,844    742,881
#*  Under Armour, Inc. Class A...........................  8,200    323,572
*   Under Armour, Inc. Class C...........................  5,736    204,775
*   Unifi, Inc...........................................    690     18,651
*   Universal Electronics, Inc...........................  1,355    104,796
#*  Urban Outfitters, Inc................................ 12,318    368,308
    Vail Resorts, Inc....................................    156     22,319
#*  Vera Bradley, Inc....................................  4,500     65,520
    VF Corp.............................................. 10,691    667,439
#   Viacom, Inc. Class A.................................  1,336     66,319
    Viacom, Inc. Class B................................. 27,878  1,267,613
*   Vince Holding Corp...................................  2,000     10,000
*   Vista Outdoor, Inc...................................  5,989    299,749
    Visteon Corp.........................................    629     44,087
#*  Vitamin Shoppe, Inc..................................  1,139     33,327
    Walt Disney Co. (The)................................ 50,506  4,846,051
*   WCI Communities, Inc.................................    104      1,750

                                     1209

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                          SHARES     VALUE+
                                                          ------- ------------
Consumer Discretionary -- (Continued)
#   Wendy's Co. (The)....................................  28,688 $    277,126
*   West Marine, Inc.....................................   1,791       15,689
    Weyco Group, Inc.....................................     906       25,314
    Whirlpool Corp.......................................   7,600    1,461,936
#   Williams-Sonoma, Inc.................................   9,117      493,047
    Winmark Corp.........................................     215       21,623
#   Winnebago Industries, Inc............................   2,779       66,029
    Wolverine World Wide, Inc............................   9,245      226,410
#   Wyndham Worldwide Corp...............................   3,700      262,774
#   Wynn Resorts, Ltd....................................   1,900      186,105
*   Zagg, Inc............................................   2,300       14,559
#*  Zumiez, Inc..........................................     700       11,886
                                                                  ------------
Total Consumer Discretionary.............................          127,789,748
                                                                  ------------
Consumer Staples -- (7.1%)
    Andersons, Inc. (The)................................   3,024      111,828
    Avon Products, Inc...................................  65,731      267,525
#   B&G Foods, Inc.......................................   6,581      339,514
#*  Boston Beer Co., Inc. (The) Class A..................     200       36,576
#   Brown-Forman Corp. Class A...........................   1,908      201,599
#   Brown-Forman Corp. Class B...........................   4,245      416,817
    Bunge, Ltd...........................................   9,573      630,286
#   Cal-Maine Foods, Inc.................................   1,500       62,850
    Calavo Growers, Inc..................................   1,237       81,370
#   Campbell Soup Co.....................................   7,745      482,281
#   Casey's General Stores, Inc..........................   6,341      846,777
*   Central Garden & Pet Co..............................     300        7,278
*   Central Garden & Pet Co. Class A.....................   3,967       90,408
#*  Chefs' Warehouse, Inc. (The).........................     900       14,535
    Church & Dwight Co., Inc.............................   3,500      343,840
    Clorox Co. (The).....................................   6,458      846,450
#   Coca-Cola Bottling Co. Consolidated..................     837      119,197
    Coca-Cola Co. (The).................................. 133,728    5,834,553
    Coca-Cola European Partners P.L.C....................   4,640      173,211
    Colgate-Palmolive Co.................................  30,603    2,277,781
    Constellation Brands, Inc. Class A...................   4,518      743,798
    Costco Wholesale Corp................................  19,921    3,331,190
#   Coty, Inc. Class A...................................   3,600       96,732
*   Craft Brew Alliance, Inc.............................   2,667       31,311
    CVS Health Corp......................................  65,194    6,044,788
    Dr Pepper Snapple Group, Inc.........................   4,797      472,552
*   Edgewell Personal Care Co............................   7,626      645,236
    Estee Lauder Cos., Inc. (The) Class A................  10,528      978,051
*   Farmer Brothers Co...................................   1,600       49,072
#*  Hain Celestial Group, Inc. (The).....................  11,454      604,657
#*  Herbalife, Ltd.......................................  10,500      714,105
*   HRG Group, Inc.......................................   9,972      148,483
    Ingles Markets, Inc. Class A.........................   1,499       58,206
    Inter Parfums, Inc...................................   4,247      138,197
    J&J Snack Foods Corp.................................   1,458      177,307
    JM Smucker Co. (The).................................   6,294      970,283
    John B. Sanfilippo & Son, Inc........................     898       41,910
    Kraft Heinz Co. (The)................................  11,405      985,278

                                     1210

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                       SHARES   VALUE+
                                                       ------ -----------
Consumer Staples -- (Continued)
    Kroger Co. (The).................................. 34,163 $ 1,168,033
    Lancaster Colony Corp.............................  2,541     330,228
*   Landec Corp.......................................  1,591      18,297
#   McCormick & Co., Inc. Non-voting..................  6,578     672,600
    McCormick & Co., Inc. Voting......................    200      20,406
    Mead Johnson Nutrition Co.........................  6,763     603,260
    Medifast, Inc.....................................  2,575      90,691
#   MGP Ingredients, Inc..............................  1,775      76,325
    Molson Coors Brewing Co. Class B..................  3,970     405,575
*   Monster Beverage Corp.............................  3,109     499,399
#*  National Beverage Corp............................  2,397     137,492
*   Natural Alternatives International, Inc...........  1,014      10,809
#   Natural Health Trends Corp........................    187       6,281
    Nu Skin Enterprises, Inc. Class A.................  1,635      87,309
*   Nutraceutical International Corp..................  1,020      26,153
    Oil-Dri Corp. of America..........................    489      18,313
*   Omega Protein Corp................................  1,908      42,968
#   Orchids Paper Products Co.........................    544      16,706
    PepsiCo, Inc...................................... 30,895   3,365,083
    Pinnacle Foods, Inc...............................  9,534     478,702
#*  Post Holdings, Inc................................  3,641     315,565
#   PriceSmart, Inc...................................  2,746     213,858
*   Primo Water Corp..................................  2,291      27,446
    Procter & Gamble Co. (The)........................ 70,128   6,002,256
*   Revlon, Inc. Class A..............................  5,742     203,784
*   Rite Aid Corp..................................... 18,583     130,081
    Sanderson Farms, Inc..............................  1,265     110,801
*   Seneca Foods Corp. Class A........................  1,029      40,306
*   Smart & Final Stores, Inc.........................  3,795      52,333
    Snyder's-Lance, Inc...............................  5,988     205,149
    SpartanNash Co....................................  2,069      65,174
#   Spectrum Brands Holdings, Inc.....................  3,761     484,304
#*  Sprouts Farmers Market, Inc.......................  5,500     127,215
    Sysco Corp........................................ 19,752   1,022,956
#   Tootsie Roll Industries, Inc......................  1,429      53,059
#*  TreeHouse Foods, Inc..............................  5,129     529,262
*   United Natural Foods, Inc.........................  5,561     277,939
#*  USANA Health Sciences, Inc........................  2,491     342,064
    Village Super Market, Inc. Class A................  1,201      38,000
    Wal-Mart Stores, Inc.............................. 72,148   5,264,640
    Walgreens Boots Alliance, Inc..................... 36,548   2,896,429
#   WD-40 Co..........................................  1,055     121,304
    Weis Markets, Inc.................................  2,705     139,767
#*  WhiteWave Foods Co. (The).........................  6,063     336,436
#   Whole Foods Market, Inc........................... 16,485     502,463
                                                              -----------
Total Consumer Staples                                         56,993,053
                                                              -----------
Energy -- (2.0%)
*   Antero Resources Corp.............................  3,626      94,965
#   Apache Corp.......................................  3,196     167,790
    Archrock, Inc.....................................  5,588      49,789
    Baker Hughes, Inc................................. 14,778     706,832
    Cheniere Energy Partners L.P. Holdings LLC........  1,700      34,425

                                     1211

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                              SHARES   VALUE+
                                                              ------ ----------
Energy -- (Continued)
*   Clean Energy Fuels Corp..................................  3,459 $   10,342
*   Contango Oil & Gas Co....................................    870      8,030
#   Core Laboratories NV.....................................  4,970    580,546
*   Dawson Geophysical Co....................................  1,600     11,920
    Delek US Holdings, Inc...................................    900     11,268
    DHT Holdings, Inc........................................  1,736      8,090
    Diamond Offshore Drilling, Inc........................... 10,460    237,651
#*  Dorian LPG, Ltd..........................................  1,061      6,546
#*  Dril-Quip, Inc...........................................  4,499    244,881
#   EnLink Midstream LLC.....................................    672     10,369
    EQT Corp.................................................    700     51,002
*   Era Group, Inc...........................................  1,326     11,642
    Evolution Petroleum Corp.................................    400      2,180
*   Exterran Corp............................................  2,794     35,540
*   Fairmount Santrol Holdings, Inc..........................    201      1,377
*   FMC Technologies, Inc.................................... 13,977    354,736
#*  Forum Energy Technologies, Inc........................... 12,598    205,725
#   Frank's International NV................................. 10,926    134,608
*   Geospace Technologies Corp...............................    400      6,600
    Green Plains, Inc........................................  4,165     94,462
*   Gulfport Energy Corp.....................................    700     20,363
*   Helix Energy Solutions Group, Inc........................ 14,600    115,924
#   Helmerich & Payne, Inc...................................  8,404    520,796
    Hess Corp................................................    500     26,825
    HollyFrontier Corp.......................................  3,938    100,104
#*  Isramco, Inc.............................................     37      2,927
    Marathon Petroleum Corp.................................. 10,965    431,911
*   Matrix Service Co........................................  2,520     41,756
*   McDermott International, Inc............................. 31,700    164,206
#   Nabors Industries, Ltd................................... 29,373    264,357
#   National Oilwell Varco, Inc.............................. 12,092    391,176
*   Natural Gas Services Group, Inc..........................  1,811     45,474
*   Newpark Resources, Inc...................................  9,200     58,144
#   Nordic American Tankers, Ltd.............................     60        738
    Oceaneering International, Inc........................... 11,189    311,949
*   Oil States International, Inc............................  7,279    225,067
#   ONEOK, Inc............................................... 13,960    625,268
    Panhandle Oil and Gas, Inc. Class A......................  1,703     27,861
#*  Par Pacific Holdings, Inc................................  1,312     19,680
*   Parker Drilling Co....................................... 13,200     27,324
*   Parsley Energy, Inc. Class A.............................  6,262    178,530
    Patterson-UTI Energy, Inc................................ 14,594    282,978
#   PBF Energy, Inc. Class A.................................  5,813    129,862
*   PHI, Inc. Non-voting.....................................    305      5,893
    Phillips 66.............................................. 21,308  1,620,687
*   Pioneer Energy Services Corp.............................  4,200     13,230
    QEP Resources, Inc.......................................  2,262     41,168
#*  Renewable Energy Group, Inc..............................  6,490     63,278
*   Rice Energy, Inc.........................................    900     20,988
#   Rowan Cos. P.L.C. Class A................................ 16,291    248,275
*   RSP Permian, Inc.........................................  5,552    199,594
    Schlumberger, Ltd........................................ 47,332  3,811,173
#*  SEACOR Holdings, Inc.....................................  1,700     96,084

                                     1212

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ -----------
Energy -- (Continued)
    SemGroup Corp. Class A...............................    400 $    11,584
#   Ship Finance International, Ltd......................  2,689      40,604
#   Superior Energy Services, Inc........................ 16,862     269,286
    Tesco Corp...........................................  6,566      43,401
    Tesoro Corp..........................................  6,300     479,745
*   TETRA Technologies, Inc..............................  5,852      35,171
#   Transocean, Ltd...................................... 12,982     142,672
*   Unit Corp............................................  2,627      32,838
    Valero Energy Corp................................... 18,376     960,697
    Western Refining, Inc................................ 11,653     242,965
*   Willbros Group, Inc..................................  3,895       7,985
    World Fuel Services Corp.............................  7,081     337,056
                                                                 -----------
Total Energy                                                      15,818,910
                                                                 -----------
Financials -- (14.7%)
    1st Source Corp......................................  2,410      81,000
    A-Mark Precious Metals, Inc..........................    600      10,236
    Access National Corp.................................  1,164      25,876
    ACNB Corp............................................    300       7,755
*   Affiliated Managers Group, Inc.......................  4,500     660,510
    Aflac, Inc........................................... 22,018   1,591,461
*   Alleghany Corp.......................................    858     466,323
    Allied World Assurance Co. Holdings AG...............  8,842     362,434
    Allstate Corp. (The)................................. 12,434     849,615
    Ally Financial, Inc.................................. 49,098     885,728
*   Ambac Financial Group, Inc...........................    900      16,362
#   American Equity Investment Life Holding Co...........  2,858      45,528
    American Express Co.................................. 25,776   1,661,521
    American Financial Group, Inc........................  8,269     604,464
    American International Group, Inc.................... 53,363   2,905,082
    American National Bankshares, Inc....................  1,000      26,260
    American National Insurance Co.......................  2,303     263,348
    Ameriprise Financial, Inc............................ 15,351   1,471,240
    Ameris Bancorp.......................................  2,989      99,115
    AMERISAFE, Inc.......................................  2,141     125,313
#   AmTrust Financial Services, Inc...................... 18,040     430,615
    Aon P.L.C............................................ 13,771   1,474,461
*   Arch Capital Group, Ltd..............................  5,736     416,606
    Argo Group International Holdings, Ltd...............    605      31,393
    Arrow Financial Corp.................................  1,164      36,771
#   Arthur J Gallagher & Co.............................. 15,695     772,037
#   Artisan Partners Asset Management, Inc. Class A......  3,548      99,202
    Aspen Insurance Holdings, Ltd........................  5,926     272,359
    Associated Banc-Corp................................. 12,504     232,574
    Associated Capital Group, Inc. Class A...............    247       7,383
    Assurant, Inc........................................  8,247     684,583
    Assured Guaranty, Ltd................................ 15,300     409,887
*   Asta Funding, Inc....................................    300       3,240
    Astoria Financial Corp...............................  9,636     141,360
*   Atlas Financial Holdings, Inc........................    777      13,372
*   AV Homes, Inc........................................  1,493      21,380
    Axis Capital Holdings, Ltd...........................  9,162     509,224
    Baldwin & Lyons, Inc. Class B........................  1,722      45,616

                                     1213

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
#   Banc of California, Inc.................................   4,926 $  109,259
    BancFirst Corp..........................................   1,714    112,387
*   Bancorp, Inc. (The).....................................   2,257     11,962
    BancorpSouth, Inc.......................................  10,210    243,202
    Bank Mutual Corp........................................   3,846     29,383
    Bank of America Corp.................................... 216,885  3,142,664
#   Bank of Hawaii Corp.....................................   4,768    328,611
    Bank of Marin Bancorp...................................     819     40,606
    Bank of New York Mellon Corp. (The).....................  27,305  1,075,817
#   Bank of the Ozarks, Inc.................................   6,138    220,907
    BankFinancial Corp......................................   1,550     18,910
    BankUnited, Inc.........................................   9,830    295,097
    Banner Corp.............................................   3,476    145,088
    Bar Harbor Bankshares...................................     610     22,375
    BB&T Corp...............................................  15,704    579,006
    Beneficial Bancorp, Inc.................................   9,276    125,783
    Berkshire Hills Bancorp, Inc............................   3,354     88,445
    BGC Partners, Inc. Class A..............................  32,787    290,821
    BlackRock, Inc..........................................   4,328  1,585,130
    Blue Hills Bancorp, Inc.................................   2,736     38,988
    BNC Bancorp.............................................   2,299     55,774
#*  BofI Holding, Inc.......................................   3,360     56,515
#   BOK Financial Corp......................................   4,467    291,382
    Boston Private Financial Holdings, Inc..................   9,686    117,394
#   Bridge Bancorp, Inc.....................................     588     17,117
    Brookline Bancorp, Inc..................................   8,465     96,416
#   Brown & Brown, Inc......................................  22,553    826,793
    Bryn Mawr Bank Corp.....................................   2,102     61,652
*   BSB Bancorp, Inc........................................     453     10,419
    Camden National Corp....................................   1,000     43,480
#   Capital Bank Financial Corp. Class A....................   2,375     70,989
    Capital City Bank Group, Inc............................   2,327     33,299
    Capital One Financial Corp..............................  15,979  1,071,871
    Capitol Federal Financial, Inc..........................  15,181    215,115
    Cardinal Financial Corp.................................   3,831     98,687
*   Cascade Bancorp.........................................   5,552     31,313
    Cash America International, Inc.........................   2,107     90,285
    Cathay General Bancorp..................................   8,226    246,615
#   CBOE Holdings, Inc......................................   6,365    437,912
*   CBRE Group, Inc. Class A................................  16,871    479,980
    CenterState Banks, Inc..................................   5,385     89,714
    Central Pacific Financial Corp..........................   3,207     78,668
    Central Valley Community Bancorp........................     352      5,262
    Charles Schwab Corp. (The)..............................  28,455    808,691
    Charter Financial Corp..................................   1,710     22,298
    Chemical Financial Corp.................................   4,051    167,630
    Chubb, Ltd..............................................  17,064  2,137,437
#   Cincinnati Financial Corp...............................   6,646    496,456
    CIT Group, Inc..........................................   2,608     90,132
    Citigroup, Inc..........................................  69,257  3,034,149
#   Citizens & Northern Corp................................   1,544     32,903
    Citizens Financial Group, Inc...........................  18,722    418,062
#*  Citizens, Inc...........................................   4,745     39,621

                                     1214

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                              SHARES   VALUE+
                                                              ------ ----------
Financials -- (Continued)
#   City Holding Co..........................................  1,696 $   79,203
    Clifton Bancorp, Inc.....................................  2,650     39,697
    CME Group, Inc........................................... 10,009  1,023,320
    CNB Financial Corp.......................................  2,020     37,269
    CNO Financial Group, Inc.................................  7,390    128,364
    CoBiz Financial, Inc.....................................  4,711     58,181
    Codorus Valley Bancorp, Inc..............................    700     14,847
    Cohen & Steers, Inc......................................  3,624    156,194
    Columbia Banking System, Inc.............................  6,040    183,133
*   Comerica, Inc............................................     --         --
#   Commerce Bancshares, Inc.................................  9,437    446,276
#   Community Bank System, Inc...............................  4,653    205,337
    Community Trust Bancorp, Inc.............................  2,070     71,995
    ConnectOne Bancorp, Inc..................................  1,631     27,580
*   Consumer Portfolio Services, Inc.........................  2,632     11,160
#*  Credit Acceptance Corp...................................  1,770    319,786
*   CU Bancorp...............................................  1,711     40,653
#   Cullen/Frost Bankers, Inc................................  5,250    356,423
*   Customers Bancorp, Inc...................................  2,799     72,046
#   CVB Financial Corp.......................................  9,311    153,166
    Diamond Hill Investment Group, Inc.......................    400     76,396
    Dime Community Bancshares, Inc...........................  3,897     67,418
    Discover Financial Services.............................. 22,485  1,278,047
    Donegal Group, Inc. Class A..............................  2,738     44,273
*   E*TRADE Financial Corp................................... 10,100    253,308
*   Eagle Bancorp, Inc.......................................  2,675    137,896
    East West Bancorp, Inc................................... 10,139    346,957
#   Eaton Vance Corp......................................... 17,501    661,713
*   eHealth, Inc.............................................  1,842     17,591
    EMC Insurance Group, Inc.................................  2,705     75,010
    Employers Holdings, Inc..................................  3,966    113,110
#*  Encore Capital Group, Inc................................  1,237     30,195
    Endurance Specialty Holdings, Ltd........................  8,656    585,405
*   Enova International, Inc.................................     83        754
#*  Enstar Group, Ltd........................................  2,094    348,839
    Enterprise Financial Services Corp.......................  2,311     66,464
    Erie Indemnity Co. Class A...............................  4,048    395,449
    ESSA Bancorp, Inc........................................  1,200     16,992
    EverBank Financial Corp..................................  2,729     49,013
    Evercore Partners, Inc. Class A..........................  4,255    215,601
    Everest Re Group, Ltd....................................  3,300    623,733
*   Ezcorp, Inc. Class A.....................................  6,216     56,317
#   FactSet Research Systems, Inc............................  2,623    451,051
#   Farmers Capital Bank Corp................................    654     19,319
    FBL Financial Group, Inc. Class A........................    800     49,896
*   FCB Financial Holdings, Inc. Class A.....................  3,409    119,213
    Federal Agricultural Mortgage Corp. Class C..............    638     24,518
    Federated Investors, Inc. Class B........................ 13,798    435,603
    Federated National Holding Co............................  1,200     25,140
#   Fidelity & Guaranty Life.................................    706     15,433
    Fidelity Southern Corp...................................  1,266     21,788
    Fifth Third Bancorp...................................... 24,700    468,806
#   Financial Engines, Inc...................................    500     13,195

                                     1215

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                              SHARES   VALUE+
                                                              ------ ----------
Financials -- (Continued)
            Financial Institutions, Inc......................  1,693 $   45,542
            First American Financial Corp.................... 10,865    454,266
*           First BanCorp(318672706)......................... 12,298     56,448
            First Bancorp(318910106).........................  2,841     53,184
            First Bancorp, Inc...............................  1,214     26,769
            First Busey Corp.................................  2,176     49,025
            First Business Financial Services, Inc...........    900     21,339
            First Cash Financial Services, Inc...............  2,993    153,571
            First Citizens BancShares, Inc. Class A..........  1,118    290,434
            First Commonwealth Financial Corp................  7,741     74,701
            First Community Bancshares, Inc..................  2,068     47,419
            First Connecticut Bancorp., Inc..................  1,375     22,138
            First Defiance Financial Corp....................    822     34,269
            First Financial Bancorp..........................  6,737    143,565
#           First Financial Bankshares, Inc..................  1,900     64,923
            First Financial Corp.............................    822     31,483
            First Financial Northwest, Inc...................  1,300     18,174
#           First Horizon National Corp...................... 23,115    336,554
            First Interstate BancSystem, Inc. Class A........  2,240     65,050
            First Merchants Corp.............................  3,976    104,171
            First Midwest Bancorp, Inc.......................  7,325    136,758
            First Niagara Financial Group, Inc............... 21,047    214,258
            First of Long Island Corp. (The).................    970     29,440
(degrees)*  First Place Financial Corp.......................    400         --
            First Republic Bank..............................  8,781    629,334
            FirstMerit Corp.................................. 10,956    232,596
*           Flagstar Bancorp, Inc............................  5,574    147,209
            Flushing Financial Corp..........................  3,493     77,929
            FNB Corp......................................... 17,032    203,532
            FNF Group........................................ 18,520    697,648
*           FNFV Group.......................................  2,262     26,986
            Franklin Resources, Inc..........................  7,953    287,819
*           FRP Holdings, Inc................................    837     30,450
            Fulton Financial Corp............................ 18,027    246,069
            Gain Capital Holdings, Inc.......................  6,006     40,360
            GAMCO Investors, Inc. Class A....................  1,401     47,830
            German American Bancorp, Inc.....................  1,054     35,836
            Glacier Bancorp, Inc.............................  6,333    174,664
*           Global Indemnity P.L.C...........................  1,893     56,847
            Goldman Sachs Group, Inc. (The)..................  9,961  1,581,906
            Great Southern Bancorp, Inc......................  1,245     48,804
*           Green Dot Corp. Class A..........................  5,971    144,498
*           Greenlight Capital Re, Ltd. Class A..............  4,972    102,572
            Guaranty Bancorp.................................  2,445     41,247
*           Hallmark Financial Services, Inc.................  1,500     15,915
            Hancock Holding Co...............................  7,947    230,384
            Hanmi Financial Corp.............................  3,358     82,338
            Hanover Insurance Group, Inc. (The)..............  4,942    406,924
            Hartford Financial Services Group, Inc. (The).... 28,108  1,120,104
#           HCI Group, Inc...................................    300      9,048
            Heartland Financial USA, Inc.....................  2,738    100,539
            Hennessy Advisors, Inc...........................    200      6,940
            Heritage Commerce Corp...........................  3,641     38,158

                                     1216

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                              SHARES   VALUE+
                                                              ------ ----------
Financials -- (Continued)
    Heritage Financial Corp..................................  3,465 $   60,499
#   Heritage Oaks Bancorp....................................  3,246     26,422
    HFF, Inc. Class A........................................  5,186    146,297
*   Hilltop Holdings, Inc.................................... 10,662    232,218
    Home Bancorp, Inc........................................    196      5,672
    Home BancShares, Inc..................................... 13,262    276,778
*   HomeStreet, Inc..........................................  2,406     53,654
*   HomeTrust Bancshares, Inc................................  1,696     31,172
*   Hope Bancorp, Inc........................................  8,370    128,647
    Horace Mann Educators Corp...............................  3,051    104,283
    Horizon Bancorp..........................................  1,221     33,602
    Iberiabank Corp..........................................  3,798    237,261
#   Independence Holding Co..................................    479      8,339
    Independent Bank Corp....................................  2,960    148,622
    Independent Bank Group, Inc..............................  1,565     66,137
    Interactive Brokers Group, Inc. Class A..................  7,805    271,926
    Intercontinental Exchange, Inc...........................  3,922  1,036,192
    International Bancshares Corp............................  6,851    187,854
*   INTL. FCStone, Inc.......................................  1,988     57,930
    Invesco, Ltd............................................. 25,391    740,909
    Investment Technology Group, Inc.........................  3,576     59,719
#   Investors Bancorp, Inc................................... 26,805    304,505
    James River Group Holdings, Ltd..........................  2,619     88,156
#   Janus Capital Group, Inc................................. 26,455    399,471
    Jones Lang LaSalle, Inc..................................  1,600    175,152
    JPMorgan Chase & Co...................................... 83,630  5,349,811
*   KCG Holdings, Inc. Class A...............................  8,383    126,835
    Kearny Financial Corp....................................  9,130    118,873
    Kemper Corp..............................................  4,789    164,119
    KeyCorp..................................................  3,773     44,144
#*  Ladenburg Thalmann Financial Services, Inc...............  5,149     12,564
    Lake Sunapee Bank Group..................................    300      5,532
    Lakeland Bancorp, Inc....................................  4,121     49,081
    Lakeland Financial Corp..................................  1,423     73,071
    LegacyTexas Financial Group, Inc.........................  5,209    148,561
    Legg Mason, Inc..........................................  3,195    109,077
#*  LendingTree, Inc.........................................    572     57,761
    Lincoln National Corp....................................  2,781    121,446
    Loews Corp............................................... 21,838    902,565
#   LPL Financial Holdings, Inc..............................  1,611     43,416
#   M&T Bank Corp............................................  4,481    513,343
    Macatawa Bank Corp.......................................  3,313     25,676
#   Maiden Holdings, Ltd.....................................  9,551    133,427
    MainSource Financial Group, Inc..........................  1,500     33,405
    Manning & Napier, Inc....................................  1,200      9,348
*   Markel Corp..............................................    658    624,278
#   MarketAxess Holdings, Inc................................  2,500    404,150
#   Marlin Business Services Corp............................    942     17,295
    Marsh & McLennan Cos., Inc............................... 16,870  1,109,202
    MB Financial, Inc........................................  7,205    276,600
*   MBIA, Inc................................................  3,063     25,852
    MBT Financial Corp.......................................  2,535     22,790
    Mercantile Bank Corp.....................................  1,200     30,216

                                     1217

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                              SHARES   VALUE+
                                                              ------ ----------
Financials -- (Continued)
    Merchants Bancshares, Inc................................    500 $   15,890
#   Mercury General Corp.....................................  5,746    318,156
    Meridian Bancorp, Inc....................................  5,548     81,556
    Meta Financial Group, Inc................................  1,090     59,612
    MetLife, Inc............................................. 43,184  1,845,684
*   MGIC Investment Corp.....................................  3,341     24,022
    Middleburg Financial Corp................................    787     22,130
    MidSouth Bancorp, Inc....................................    627      6,590
    MidWestOne Financial Group, Inc..........................  1,110     32,135
    Moelis & Co. Class A.....................................  1,534     38,181
#   Moody's Corp.............................................  7,067    749,173
    Morgan Stanley........................................... 15,033    431,898
    Morningstar, Inc.........................................  5,063    428,229
    MSCI, Inc................................................  5,234    450,333
    Nasdaq, Inc..............................................  9,990    706,892
    National Bank Holdings Corp. Class A.....................  3,178     63,655
#   National Bankshares, Inc.................................    229      7,971
    National General Holdings Corp........................... 15,436    318,445
    National Interstate Corp.................................  2,305     74,751
    Navient Corp............................................. 40,984    581,973
    Navigators Group, Inc. (The).............................  1,976    185,092
    NBT Bancorp, Inc.........................................  4,737    141,257
    Nelnet, Inc. Class A.....................................  3,028    122,361
    New York Community Bancorp, Inc.......................... 19,935    288,061
*   NewStar Financial, Inc...................................  1,500     15,330
*   NMI Holdings, Inc. Class A...............................  1,800     11,304
    Northern Trust Corp...................................... 16,059  1,085,428
    Northfield Bancorp, Inc..................................  5,016     74,889
    Northrim BanCorp, Inc....................................    383     10,877
    NorthStar Asset Management Group, Inc.................... 17,949    212,875
    Northwest Bancshares, Inc................................ 11,639    173,537
    OceanFirst Financial Corp................................  2,475     46,679
    OFG Bancorp..............................................  4,001     42,451
    Old National Bancorp..................................... 11,987    157,749
    Old Republic International Corp.......................... 30,042    582,214
    Old Second Bancorp, Inc..................................  1,641     12,390
#   OM Asset Management P.L.C................................  9,312    130,368
    OneBeacon Insurance Group, Ltd. Class A..................  2,771     38,822
    Oppenheimer Holdings, Inc. Class A.......................  2,150     33,841
    Opus Bank................................................  3,259    105,201
    Oritani Financial Corp...................................  4,730     76,721
    Orrstown Financial Services, Inc.........................    700     13,538
    Pacific Continental Corp.................................  1,898     27,483
*   Pacific Mercantile Bancorp...............................  1,500     10,245
*   Pacific Premier Bancorp, Inc.............................  1,691     40,838
#   PacWest Bancorp..........................................  9,984    412,838
    Park National Corp.......................................    761     68,125
    Park Sterling Corp.......................................  6,739     52,025
    Peapack Gladstone Financial Corp.........................  1,510     30,306
#   Penns Woods Bancorp, Inc.................................    800     33,880
*   PennyMac Financial Services, Inc. Class A................  1,428     18,007
#   People's United Financial, Inc........................... 26,163    396,631
    Peoples Bancorp, Inc.....................................  1,745     39,175

                                     1218

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                              SHARES   VALUE+
                                                              ------ ----------
Financials -- (Continued)
    Peoples Financial Services Corp..........................    500 $   19,735
*   PHH Corp.................................................  5,035     73,561
    Pinnacle Financial Partners, Inc.........................  4,323    229,595
*   Piper Jaffray Cos........................................    400     16,536
    Popular, Inc.............................................  8,386    282,524
#*  PRA Group, Inc...........................................  1,800     50,148
    Preferred Bank...........................................    857     27,998
    Premier Financial Bancorp, Inc...........................    700     12,488
#   Primerica, Inc...........................................  9,458    487,182
    Principal Financial Group, Inc........................... 17,480    815,092
    PrivateBancorp, Inc......................................  7,310    323,102
    ProAssurance Corp........................................  5,115    264,241
    Progressive Corp. (The).................................. 21,900    711,969
#   Prosperity Bancshares, Inc...............................  5,747    293,614
    Provident Financial Holdings, Inc........................    390      7,601
    Provident Financial Services, Inc........................  6,761    136,234
    Prudential Financial, Inc................................ 21,870  1,646,592
    Pzena Investment Management, Inc. Class A................  1,038      8,159
    QCR Holdings, Inc........................................  1,402     41,555
    Radian Group, Inc........................................  1,600     20,640
#   Raymond James Financial, Inc.............................  6,603    362,505
    RE/MAX Holdings, Inc. Class A............................  1,950     84,474
*   Regional Management Corp.................................  1,036     19,477
    Regions Financial Corp................................... 51,014    467,798
    Reinsurance Group of America, Inc........................  3,798    376,952
    RenaissanceRe Holdings, Ltd..............................  5,505    646,948
    Renasant Corp............................................  4,410    142,090
    Republic Bancorp, Inc. Class A...........................  1,615     48,143
    Resource America, Inc. Class A...........................    251      2,445
    RLI Corp.................................................  3,561    242,753
    S&P Global, Inc.......................................... 10,058  1,229,088
    S&T Bancorp, Inc.........................................  2,568     65,458
#*  Safeguard Scientifics, Inc...............................  1,509     19,496
    Safety Insurance Group, Inc..............................  1,981    126,190
    Sandy Spring Bancorp, Inc................................  2,604     77,703
*   Seacoast Banking Corp. of Florida........................  2,321     37,066
    SEI Investments Co.......................................  6,992    314,640
#   Selective Insurance Group, Inc...........................  7,092    277,723
#   ServisFirst Bancshares, Inc..............................  2,172    109,968
    Shore Bancshares, Inc....................................  1,200     14,112
    SI Financial Group, Inc..................................    863     11,538
    Sierra Bancorp...........................................  1,779     31,809
*   Signature Bank...........................................  3,825    459,918
    Silvercrest Asset Management Group, Inc. Class A.........    200      2,430
    Simmons First National Corp. Class A.....................  3,145    144,513
#*  SLM Corp................................................. 47,776    343,509
    South State Corp.........................................  2,802    204,294
    Southern Missouri Bancorp, Inc...........................    700     17,087
#   Southside Bancshares, Inc................................  2,638     80,696
    Southwest Bancorp, Inc...................................  2,500     48,550
#   State Auto Financial Corp................................  3,515     79,369
    State Bank Financial Corp................................  3,885     85,004
    State National Cos., Inc.................................  3,143     34,322

                                     1219

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
    State Street Corp.......................................   7,200 $  473,616
    Sterling Bancorp........................................  14,381    242,895
    Stewart Information Services Corp.......................   2,709    115,972
*   Stifel Financial Corp...................................   2,067     73,068
    Stock Yards Bancorp, Inc................................   2,229     65,845
    Stonegate Bank..........................................   1,192     37,774
    Suffolk Bancorp.........................................   1,022     33,634
*   Sun Bancorp, Inc........................................   2,176     46,436
    SunTrust Banks, Inc.....................................  16,339    690,976
#*  SVB Financial Group.....................................   3,600    361,512
*   Synchrony Financial.....................................  42,151  1,175,170
    Synovus Financial Corp..................................  10,963    333,714
    T Rowe Price Group, Inc.................................  16,270  1,150,126
    Talmer Bancorp, Inc. Class A............................   3,818     80,254
    TCF Financial Corp......................................  18,048    245,272
#   TD Ameritrade Holding Corp..............................  21,192    643,389
    Territorial Bancorp, Inc................................     868     23,349
*   Texas Capital Bancshares, Inc...........................   4,827    234,303
    TFS Financial Corp......................................   6,669    121,376
#   Tompkins Financial Corp.................................   1,120     81,469
    Torchmark Corp..........................................  13,645    844,216
    Towne Bank..............................................   2,786     63,939
    Travelers Cos., Inc. (The)..............................  16,804  1,952,961
    Trico Bancshares........................................   2,693     70,072
*   TriState Capital Holdings, Inc..........................   1,803     25,729
    TrustCo Bank Corp. NY...................................   9,239     61,255
#   Trustmark Corp..........................................   7,020    183,222
#   UMB Financial Corp......................................   4,138    229,287
#   Umpqua Holdings Corp....................................  18,795    286,248
    Union Bankshares Corp...................................   4,638    124,484
#   United Bankshares, Inc..................................   5,961    228,306
    United Community Banks, Inc.............................   6,658    128,100
    United Community Financial Corp.........................   6,179     41,029
    United Financial Bancorp, Inc...........................   5,822     76,559
    United Fire Group, Inc..................................   3,162    132,804
    United Insurance Holdings Corp..........................   2,928     46,438
#   Universal Insurance Holdings, Inc.......................   3,017     65,590
    Univest Corp. of Pennsylvania...........................   2,387     50,342
    Unum Group..............................................  17,073    570,409
    Validus Holdings, Ltd...................................  10,456    516,840
    Valley National Bancorp.................................  19,857    180,103
#   Virtus Investment Partners, Inc.........................     305     25,708
    Voya Financial, Inc.....................................     500     12,815
#   Waddell & Reed Financial, Inc. Class A..................     400      7,304
*   Walker & Dunlop, Inc....................................   2,284     54,062
    Washington Federal, Inc.................................   4,465    111,625
    Washington Trust Bancorp, Inc...........................   1,355     51,436
    WashingtonFirst Bankshares, Inc.........................     600     14,400
    Waterstone Financial, Inc...............................   2,441     38,275
#   Webster Financial Corp..................................   8,829    317,491
    Wells Fargo & Co........................................ 105,842  5,077,241
    WesBanco, Inc...........................................   4,024    124,422
    West BanCorp, Inc.......................................   1,422     27,018

                                     1220

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------ ------------
Financials -- (Continued)
    Westamerica Bancorporation.............................    618 $     29,071
*   Western Alliance Bancorp...............................  9,892      336,625
    Westfield Financial, Inc...............................    900        7,083
    Westwood Holdings Group, Inc...........................  1,098       58,875
    White Mountains Insurance Group, Ltd...................    590      484,579
    Willis Towers Watson P.L.C.............................  8,260    1,021,101
    Wilshire Bancorp, Inc..................................  3,891       41,789
    Wintrust Financial Corp................................  4,706      248,477
#*  World Acceptance Corp..................................    400       17,384
#   WR Berkley Corp........................................  8,764      509,977
    WSFS Financial Corp....................................  2,959      104,127
    XL Group, Ltd.......................................... 12,255      424,146
    Zions Bancorporation................................... 10,295      287,025
                                                                   ------------
Total Financials...........................................         117,505,188
                                                                   ------------
Health Care -- (12.2%)
#   Abaxis, Inc............................................  1,255       62,072
    AbbVie, Inc............................................ 30,715    2,034,254
*   ABIOMED, Inc...........................................  1,500      176,955
#*  ACADIA Pharmaceuticals, Inc............................  3,000      111,120
*   Accuray, Inc...........................................  4,200       23,016
    Aceto Corp.............................................  2,485       63,889
#*  Acorda Therapeutics, Inc...............................  2,202       55,667
*   Addus HomeCare Corp....................................    500        9,430
    Aetna, Inc............................................. 19,517    2,248,554
    Agilent Technologies, Inc.............................. 12,179      585,932
#*  Air Methods Corp.......................................  1,585       52,765
#*  Akorn, Inc.............................................  4,620      158,143
*   Albany Molecular Research, Inc.........................    956       13,805
*   Alere, Inc.............................................  4,703      176,363
*   Alexion Pharmaceuticals, Inc...........................  2,198      282,663
#*  Align Technology, Inc..................................  4,578      408,129
*   Alkermes P.L.C.........................................  1,483       74,002
*   Allergan P.L.C.........................................  4,509    1,140,552
#*  Allscripts Healthcare Solutions, Inc................... 11,304      159,612
*   Almost Family, Inc.....................................  1,260       50,135
#*  Alnylam Pharmaceuticals, Inc...........................    926       63,042
*   AMAG Pharmaceuticals, Inc..............................     80        2,122
    AmerisourceBergen Corp.................................  2,908      247,733
    Amgen, Inc............................................. 19,816    3,408,946
#*  AMN Healthcare Services, Inc...........................  8,171      345,633
#   Analogic Corp..........................................  1,022       85,868
*   AngioDynamics, Inc.....................................  3,482       57,766
*   Anika Therapeutics, Inc................................  1,295       64,646
    Anthem, Inc............................................ 15,842    2,080,688
#*  athenahealth, Inc......................................  1,365      174,433
    Atrion Corp............................................    122       58,170
    Baxter International, Inc.............................. 12,725      611,055
    Becton Dickinson and Co................................  3,422      602,272
#*  Bio-Rad Laboratories, Inc. Class A.....................  1,002      145,380
    Bio-Techne Corp........................................  1,600      179,872
*   Biogen, Inc............................................  8,754    2,538,047
*   BioMarin Pharmaceutical, Inc...........................  1,837      182,635

                                     1221

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Health Care -- (Continued)
*   BioSpecifics Technologies Corp...........................    643 $   26,042
*   BioTelemetry, Inc........................................  2,240     42,605
*   Boston Scientific Corp................................... 17,314    420,384
    Bristol-Myers Squibb Co.................................. 25,930  1,939,823
    Bruker Corp..............................................  7,040    175,437
*   Cambrex Corp.............................................  2,513    131,706
    Cantel Medical Corp......................................  2,859    191,410
    Cardinal Health, Inc..................................... 12,719  1,063,308
*   Catalent, Inc............................................  5,889    150,405
*   Celgene Corp............................................. 26,584  2,982,459
*   Centene Corp............................................. 22,788  1,607,693
#*  Cerner Corp..............................................  7,773    484,957
*   Charles River Laboratories International, Inc............  3,104    272,935
#   Chemed Corp..............................................  1,800    264,852
    Cigna Corp...............................................  5,598    721,918
#   Computer Programs & Systems, Inc.........................    184      7,294
#*  Concert Pharmaceuticals, Inc.............................    800      9,192
#   CONMED Corp..............................................  2,220     90,221
    Cooper Cos., Inc. (The)..................................  1,904    347,423
*   CorVel Corp..............................................  1,936     87,507
    CR Bard, Inc.............................................  3,754    839,882
*   Cross Country Healthcare, Inc............................  1,800     26,316
    CryoLife, Inc............................................  3,398     49,509
*   Cynosure, Inc. Class A...................................  1,726     94,861
    Danaher Corp............................................. 11,851    965,145
*   DaVita HealthCare Partners, Inc.......................... 13,574  1,052,528
#   DENTSPLY SIRONA, Inc.....................................  7,101    454,748
#*  Depomed, Inc.............................................  1,202     22,802
#*  DexCom, Inc..............................................  1,770    163,247
    Digirad Corp.............................................  1,500      8,790
#*  Diplomat Pharmacy, Inc...................................  2,100     75,453
*   Edwards Lifesciences Corp................................  5,500    629,860
*   Emergent Biosolutions, Inc...............................  3,944    131,690
#*  Envision Healthcare Holdings, Inc........................ 15,000    368,850
*   Enzo Biochem, Inc........................................  3,762     26,221
*   Exactech, Inc............................................  1,640     44,329
*   Express Scripts Holding Co............................... 36,757  2,796,105
#*  Five Prime Therapeutics, Inc.............................  3,417    173,208
#*  Fluidigm Corp............................................  1,100     11,605
    Gilead Sciences, Inc..................................... 52,121  4,142,056
#*  Globus Medical, Inc. Class A.............................  5,401    123,953
*   Haemonetics Corp.........................................  3,163     95,902
*   Harvard Bioscience, Inc..................................  3,317      9,453
#*  HealthEquity, Inc........................................  2,350     69,372
*   HealthStream, Inc........................................  2,023     49,017
*   Healthways, Inc..........................................  4,288     72,210
*   Henry Schein, Inc........................................  2,951    534,072
    Hill-Rom Holdings, Inc...................................  6,198    331,159
*   HMS Holdings Corp........................................  7,157    142,281
*   Hologic, Inc............................................. 18,584    715,298
    Humana, Inc..............................................  5,109    881,558
*   ICU Medical, Inc.........................................  1,060    123,766
#*  IDEXX Laboratories, Inc..................................  3,510    329,203

                                     1222

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Health Care -- (Continued)
#*          Illumina, Inc...................................   1,976 $  328,708
*           Impax Laboratories, Inc.........................   3,071     96,491
#*          IMS Health Holdings, Inc........................  10,713    321,604
*           INC Research Holdings, Inc. Class A.............   2,229     99,213
#*          Incyte Corp.....................................   3,612    325,839
#*          Inogen, Inc.....................................   1,381     74,215
*           Integer Holdings Corp...........................   1,749     38,845
#*          Integra LifeSciences Holdings Corp..............   2,583    217,669
#*          Intercept Pharmaceuticals, Inc..................     700    121,121
*           Intuitive Surgical, Inc.........................     800    556,608
*           Jazz Pharmaceuticals P.L.C......................   1,400    211,358
            Johnson & Johnson...............................  77,675  9,727,240
*           Laboratory Corp. of America Holdings............   7,877  1,099,314
            Landauer, Inc...................................     823     34,336
#*          Lannett Co., Inc................................     400     12,488
            LeMaitre Vascular, Inc..........................     730     12,556
*           LHC Group, Inc..................................   1,689     76,444
#*          Lipocine, Inc...................................   1,313      4,845
*           LivaNova P.L.C..................................   2,202    114,614
*           Luminex Corp....................................   2,267     48,582
*           Magellan Health, Inc............................   2,265    155,085
*           Mallinckrodt P.L.C..............................   3,464    233,266
*           Masimo Corp.....................................   4,789    253,673
            McKesson Corp...................................  11,859  2,307,287
(degrees)*  Medcath Corp....................................     117         --
*           Medivation, Inc.................................   6,951    444,794
#*          MEDNAX, Inc.....................................   6,905    475,824
            Medtronic P.L.C.................................  34,652  3,036,555
            Merck & Co., Inc................................  42,166  2,473,458
#           Meridian Bioscience, Inc........................   4,317     83,577
*           Merit Medical Systems, Inc......................   3,870     90,713
*           Mettler-Toledo International, Inc...............   1,300    534,573
#*          Molina Healthcare, Inc..........................   6,736    382,672
*           Mylan NV........................................   5,500    257,345
#*          Myriad Genetics, Inc............................   4,699    145,575
            National Research Corp. Class A.................     800     12,016
*           Natus Medical, Inc..............................   1,482     58,287
#*          Nektar Therapeutics.............................   3,100     53,599
*           Neogen Corp.....................................   2,214    122,102
#*          Neurocrine Biosciences, Inc.....................   2,000    100,460
*           NuVasive, Inc...................................   3,187    198,231
*           Nuvectra Corp...................................     849      5,612
*           Omnicell, Inc...................................   2,880    111,398
#*          OPKO Health, Inc................................  43,418    432,009
*           OraSure Technologies, Inc.......................   3,692     25,179
*           Orthofix International NV.......................   1,449     68,683
#           Owens & Minor, Inc..............................   6,914    246,899
*           PAREXEL International Corp......................   3,755    251,022
#           Patterson Cos., Inc.............................   7,519    371,138
            PerkinElmer, Inc................................   6,310    359,165
            Pfizer, Inc..................................... 172,563  6,365,849
*           PharMerica Corp.................................   2,113     56,121
#*          Premier, Inc. Class A...........................   4,104    134,201

                                     1223

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                             SHARES   VALUE+
                                                             ------ -----------
Health Care -- (Continued)
*   Prestige Brands Holdings, Inc...........................  3,700 $   197,950
*   Providence Service Corp. (The)..........................  1,646      79,617
    Quest Diagnostics, Inc..................................  8,573     740,364
#*  Quintiles Transnational Holdings, Inc...................  4,659     361,725
*   Quorum Health Corp......................................    847       9,224
*   RadNet, Inc.............................................  2,649      15,920
*   Regeneron Pharmaceuticals, Inc..........................    854     363,052
#   ResMed, Inc.............................................  5,645     388,828
#*  Retrophin, Inc..........................................  2,800      50,204
*   RTI Surgical, Inc.......................................  7,852      25,519
*   SeaSpine Holdings Corp..................................    289       2,780
#*  Seattle Genetics, Inc...................................  3,292     158,214
    Simulations Plus, Inc...................................    875       7,009
*   Spectrum Pharmaceuticals, Inc...........................    900       6,183
    St Jude Medical, Inc.................................... 11,881     986,598
#*  Stemline Therapeutics, Inc..............................  2,568      19,003
    STERIS P.L.C............................................  3,672     260,528
    Stryker Corp............................................ 10,195   1,185,475
*   Surmodics, Inc..........................................  1,314      36,043
#*  Taro Pharmaceutical Industries, Ltd.....................  1,162     162,634
#*  Team Health Holdings, Inc...............................  3,051     124,603
    Teleflex, Inc...........................................  1,714     309,051
*   TESARO, Inc.............................................    900      83,916
    Thermo Fisher Scientific, Inc........................... 10,611   1,685,451
#*  Triple-S Management Corp. Class B.......................  1,400      34,790
#*  United Therapeutics Corp................................  2,415     292,239
    UnitedHealth Group, Inc................................. 45,303   6,487,390
    Universal American Corp................................. 13,924     106,658
#   Utah Medical Products, Inc..............................    200      13,014
#*  Varian Medical Systems, Inc.............................  4,385     415,435
#*  Veeva Systems, Inc. Class A.............................  3,488     132,509
*   Vertex Pharmaceuticals, Inc.............................  1,070     103,790
*   VWR Corp................................................ 16,631     520,883
*   Waters Corp.............................................  3,077     489,028
*   WellCare Health Plans, Inc..............................  7,610     812,748
    West Pharmaceutical Services, Inc.......................  3,700     297,036
*   Wright Medical Group NV.................................  5,790     126,975
    Zimmer Biomet Holdings, Inc.............................  4,663     611,506
    Zoetis, Inc............................................. 15,188     766,538
                                                                    -----------
Total Health Care...........................................         97,146,274
                                                                    -----------
Industrials -- (11.9%)
    3M Co................................................... 12,481   2,226,111
    AAON, Inc...............................................  4,498     119,107
    AAR Corp................................................  2,026      48,948
    ABM Industries, Inc.....................................  7,049     262,293
#   Acacia Research Corp....................................  1,906      10,311
*   ACCO Brands Corp........................................ 11,044     124,135
    Acuity Brands, Inc......................................  1,393     365,565
#   Advanced Drainage Systems, Inc..........................  2,686      71,743
*   AECOM................................................... 14,545     516,202
*   Aegion Corp.............................................  1,353      27,764
*   Aerojet Rocketdyne Holdings, Inc........................  5,481     103,372

                                     1224

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Industrials -- (Continued)
*   Aerovironment, Inc.......................................  2,565 $   72,718
    AGCO Corp................................................ 12,782    615,581
    Air Lease Corp...........................................  7,331    211,206
*   Air Transport Services Group, Inc........................  9,263    134,128
    Aircastle, Ltd........................................... 13,740    305,303
    Alamo Group, Inc.........................................    659     44,239
#   Alaska Air Group, Inc....................................  3,946    265,250
    Albany International Corp. Class A.......................  2,647    112,047
    Allegion P.L.C...........................................  4,586    331,981
    Allied Motion Technologies, Inc..........................    500     11,310
    Allison Transmission Holdings, Inc....................... 19,786    570,233
    Altra Industrial Motion Corp.............................  2,781     78,980
    AMERCO...................................................  1,073    424,382
#   American Railcar Industries, Inc.........................    800     33,608
*   American Woodmark Corp...................................  1,500    111,345
    AMETEK, Inc.............................................. 17,921    842,825
    AO Smith Corp............................................  3,965    368,309
#   Apogee Enterprises, Inc..................................  2,000     93,500
    Applied Industrial Technologies, Inc.....................  5,455    256,112
    ArcBest Corp.............................................    843     15,773
    Argan, Inc...............................................  1,589     73,301
*   Armstrong Flooring, Inc..................................  2,090     41,654
#*  Armstrong World Industries, Inc..........................  4,181    177,567
    Astec Industries, Inc....................................  1,909    115,075
*   Astronics Corp...........................................  1,890     72,330
*   Atlas Air Worldwide Holdings, Inc........................  2,953    127,658
*   Avis Budget Group, Inc...................................  9,197    337,806
    AZZ, Inc.................................................  2,809    174,383
#   B/E Aerospace, Inc.......................................  9,417    450,462
*   Babcock & Wilcox Enterprises, Inc........................  5,966     91,638
    Barnes Group, Inc........................................  5,773    218,970
    Barrett Business Services, Inc...........................    297     12,765
*   Beacon Roofing Supply, Inc...............................  9,181    431,691
#*  BMC Stock Holdings, Inc..................................  7,866    160,073
    Brady Corp. Class A......................................  3,452    110,947
#   Briggs & Stratton Corp...................................  3,119     70,895
    Brink's Co. (The)........................................  6,632    217,662
#*  Builders FirstSource, Inc................................  7,600     97,964
    BWX Technologies, Inc.................................... 10,196    375,315
*   CAI International, Inc...................................    400      3,432
    Carlisle Cos., Inc.......................................  4,942    510,459
*   Casella Waste Systems, Inc. Class A......................  2,537     23,746
#   Caterpillar, Inc......................................... 18,872  1,561,847
*   CBIZ, Inc................................................  9,062     97,960
    CDI Corp.................................................  2,000     12,640
    CEB, Inc.................................................  3,380    202,935
    CECO Environmental Corp..................................    928      8,584
    Celadon Group, Inc.......................................  2,639     21,798
#   CH Robinson Worldwide, Inc...............................  7,490    521,454
*   Chart Industries, Inc....................................  3,118     93,602
    Chicago Bridge & Iron Co. NV.............................  1,900     64,239
#   Cintas Corp..............................................  4,418    473,919
    CIRCOR International, Inc................................  1,328     75,616

                                     1225

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Industrials -- (Continued)
    CLARCOR, Inc.............................................  4,753 $  295,922
*   Clean Harbors, Inc.......................................  7,009    360,403
*   Colfax Corp..............................................  9,740    285,966
    Columbus McKinnon Corp...................................    399      6,619
    Comfort Systems USA, Inc.................................  4,255    129,267
*   Commercial Vehicle Group, Inc............................  3,200     13,248
*   Continental Building Products, Inc.......................  2,632     61,720
#   Copa Holdings SA Class A.................................    417     27,939
#*  Copart, Inc.............................................. 11,668    588,534
*   Covenant Transportation Group, Inc. Class A..............  1,200     27,036
*   CRA International, Inc...................................    400     11,048
    Crane Co................................................. 10,007    623,436
    CSX Corp.................................................  9,300    263,469
    Cubic Corp...............................................  3,581    146,248
    Cummins, Inc.............................................  7,516    922,739
    Curtiss-Wright Corp......................................  5,682    505,641
#   Deere & Co............................................... 11,084    861,338
#   Deluxe Corp..............................................  5,958    402,701
*   DigitalGlobe, Inc........................................  7,524    202,847
#   Donaldson Co., Inc....................................... 14,550    525,691
    Douglas Dynamics, Inc....................................  2,724     73,003
    Dover Corp............................................... 11,940    852,874
*   Ducommun, Inc............................................    591     11,430
    Dun & Bradstreet Corp. (The).............................  4,984    644,182
#*  Dycom Industries, Inc....................................  4,327    406,954
    Dynamic Materials Corp...................................    800      8,192
    Eaton Corp. P.L.C........................................ 15,226    965,481
*   Echo Global Logistics, Inc...............................  3,162     78,291
    EMCOR Group, Inc.........................................  6,655    370,683
    Emerson Electric Co...................................... 24,941  1,394,202
    Encore Wire Corp.........................................  1,929     72,395
    EnerSys..................................................  4,830    301,150
*   Engility Holdings, Inc...................................    441     12,807
    Ennis, Inc...............................................  2,732     47,318
    Equifax, Inc.............................................  7,100    940,466
    ESCO Technologies, Inc...................................  2,851    120,740
    Essendant, Inc...........................................  4,205     84,268
*   Esterline Technologies Corp..............................  2,400    145,992
#*  ExOne Co. (The)..........................................  1,400     14,252
#   Expeditors International of Washington, Inc.............. 11,800    583,274
    Exponent, Inc............................................  3,196    162,389
#   Fastenal Co.............................................. 20,145    861,199
    Federal Signal Corp......................................  6,657     87,540
    FedEx Corp...............................................  4,858    786,510
#   Flowserve Corp........................................... 10,034    480,127
    Fluor Corp............................................... 17,726    948,695
*   Fortive Corp.............................................  5,754    277,400
    Fortune Brands Home & Security, Inc......................  4,795    303,380
    Forward Air Corp.........................................  3,271    151,382
*   Franklin Covey Co........................................  1,000     16,420
    Franklin Electric Co., Inc...............................  3,662    141,793
*   FTI Consulting, Inc......................................  6,487    277,903
    G&K Services, Inc. Class A...............................  1,889    151,517

                                     1226

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Industrials -- (Continued)
#   GATX Corp...............................................   1,860 $   83,198
*   Gencor Industries, Inc..................................     300      5,280
#*  Generac Holdings, Inc...................................   7,148    270,123
#   General Cable Corp......................................   5,022     73,974
    General Electric Co..................................... 115,167  3,586,300
#*  Genesee & Wyoming, Inc. Class A.........................   1,500     97,125
*   Gibraltar Industries, Inc...............................   2,794     98,572
    Global Brass & Copper Holdings, Inc.....................   1,600     45,312
*   Goldfield Corp. (The)...................................   3,131      9,518
    Gorman-Rupp Co. (The)...................................   2,875     77,884
*   GP Strategies Corp......................................   2,204     46,196
#   Graco, Inc..............................................   6,007    444,578
    Graham Corp.............................................     400      7,208
    Granite Construction, Inc...............................   3,880    193,146
*   Great Lakes Dredge & Dock Corp..........................   7,114     31,586
#   Greenbrier Cos., Inc. (The).............................   1,486     48,785
    Griffon Corp............................................   1,955     33,509
    H&E Equipment Services, Inc.............................   6,503    121,086
*   HD Supply Holdings, Inc.................................  16,740    605,821
#   Healthcare Services Group, Inc..........................   3,743    145,266
    Heartland Express, Inc..................................   3,288     60,894
#   HEICO Corp..............................................   2,887    200,675
    HEICO Corp. Class A.....................................   4,198    242,099
    Heidrick & Struggles International, Inc.................     300      5,838
*   Herc Holdings, Inc......................................     663     23,437
*   Heritage-Crystal Clean, Inc.............................   1,237     15,599
    Herman Miller, Inc......................................   5,831    191,082
*   Hertz Global Holdings, Inc..............................   1,989     96,825
    Hexcel Corp.............................................  11,713    505,650
*   Hill International, Inc.................................   1,100      4,587
    Hillenbrand, Inc........................................   5,581    180,545
    HNI Corp................................................   4,957    258,408
    Honeywell International, Inc............................  23,197  2,698,507
*   Hub Group, Inc. Class A.................................   3,531    144,559
    Hubbell, Inc............................................   3,185    343,439
    Huntington Ingalls Industries, Inc......................   4,201    725,009
    Hurco Cos., Inc.........................................     600     15,978
*   Huron Consulting Group, Inc.............................   2,232    137,201
    Hyster-Yale Materials Handling, Inc.....................   1,100     70,169
*   ICF International, Inc..................................   2,293     94,884
    IDEX Corp...............................................   4,548    408,365
*   IES Holdings, Inc.......................................   1,364     21,210
#*  IHS Markit, Ltd.........................................   1,627     56,522
    Illinois Tool Works, Inc................................  12,417  1,432,922
    Ingersoll-Rand P.L.C....................................  19,797  1,311,749
*   InnerWorkings, Inc......................................   3,800     32,338
    Insperity, Inc..........................................   3,109    244,025
    Insteel Industries, Inc.................................   1,502     52,255
    Interface, Inc..........................................   7,610    135,915
    ITT, Inc................................................   9,803    310,853
*   Jacobs Engineering Group, Inc...........................  10,860    581,227
    JB Hunt Transport Services, Inc.........................   2,800    232,764
*   JetBlue Airways Corp....................................  17,945    328,932

                                     1227

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Industrials -- (Continued)
    John Bean Technologies Corp................................  1,991 $133,238
#   Joy Global, Inc............................................  9,200  254,196
#   Kaman Corp.................................................  4,105  177,172
    KAR Auction Services, Inc.................................. 10,972  469,272
    KBR, Inc................................................... 11,608  162,744
    Kelly Services, Inc. Class A...............................  5,501  112,605
#   Kennametal, Inc............................................  7,826  194,554
#*  KEYW Holding Corp. (The)...................................  1,218   12,472
    Kforce, Inc................................................  2,428   43,364
    Kimball International, Inc. Class B........................  4,479   51,016
*   KLX, Inc...................................................  6,573  212,308
#   Knight Transportation, Inc.................................  8,728  260,356
    Knoll, Inc.................................................  5,452  137,663
    Korn/Ferry International...................................  7,583  174,485
#*  Kratos Defense & Security Solutions, Inc...................  2,136    9,420
    L-3 Communications Holdings, Inc...........................  3,690  559,515
#   Landstar System, Inc.......................................  2,835  199,839
*   Lawson Products, Inc.......................................    796   13,054
#   Lennox International, Inc..................................  2,471  387,453
#   Lincoln Electric Holdings, Inc.............................  5,900  366,154
#   Lindsay Corp...............................................    350   24,556
    LSI Industries, Inc........................................  1,800   19,728
*   Lydall, Inc................................................  1,500   67,020
    Macquarie Infrastructure Corp..............................  2,471  189,402
    Manitowoc Co., Inc. (The)..................................  7,352   40,951
#*  Manitowoc Foodservice, Inc.................................  7,352  134,836
    ManpowerGroup, Inc.........................................  8,078  560,613
    Marten Transport, Ltd......................................  2,006   43,430
    Masco Corp................................................. 11,396  415,726
*   MasTec, Inc................................................  8,536  208,705
    Matthews International Corp. Class A.......................  3,218  193,434
    McGrath RentCorp...........................................  2,323   74,034
*   Mercury Systems, Inc.......................................  2,995   77,630
*   Meritor, Inc...............................................  8,187   68,607
#*  Middleby Corp. (The).......................................  3,808  458,407
    Miller Industries, Inc.....................................    900   19,314
*   Mistras Group, Inc.........................................  3,871   97,007
    Mobile Mini, Inc...........................................  2,764   89,858
*   Moog, Inc. Class A.........................................  2,147  118,235
*   MRC Global, Inc............................................ 17,222  227,847
    MSA Safety, Inc............................................  3,649  203,906
    MSC Industrial Direct Co., Inc. Class A....................  6,526  468,763
    Mueller Industries, Inc....................................  4,700  159,988
    Mueller Water Products, Inc. Class A....................... 17,694  209,851
#   Multi-Color Corp...........................................  1,652  106,686
*   MYR Group, Inc.............................................  1,912   47,169
    National Presto Industries, Inc............................    235   21,042
*   Navigant Consulting, Inc...................................  6,103  120,290
*   Navistar International Corp................................  3,342   42,844
*   NCI Building Systems, Inc..................................  4,412   71,563
    Nielsen Holdings P.L.C..................................... 11,512  620,036
    NN, Inc....................................................  2,536   42,782
#   Nordson Corp...............................................  6,175  545,191

                                     1228

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Industrials -- (Continued)
    Norfolk Southern Corp....................................  3,313 $  297,441
    Northrop Grumman Corp....................................  8,100  1,754,703
*   Northwest Pipe Co........................................  1,100     12,430
#*  NOW, Inc................................................. 12,330    225,762
*   NV5 Global, Inc..........................................    353     11,356
*   Old Dominion Freight Line, Inc...........................  7,255    505,383
    Omega Flex, Inc..........................................     93      3,172
*   On Assignment, Inc.......................................  8,033    296,819
    Oshkosh Corp.............................................  9,619    529,911
#   PACCAR, Inc.............................................. 35,755  2,108,472
*   PAM Transportation Services, Inc.........................     48        961
    Park-Ohio Holdings Corp..................................    300      8,934
    Parker-Hannifin Corp..................................... 10,375  1,184,721
*   Patrick Industries, Inc..................................  1,565    101,036
#   Pentair P.L.C............................................  9,636    614,970
#*  PGT, Inc.................................................  3,798     45,576
#   Pitney Bowes, Inc........................................  7,203    139,090
*   Ply Gem Holdings, Inc....................................  3,850     59,136
    Powell Industries, Inc...................................  1,050     38,682
#   Primoris Services Corp...................................  2,381     42,977
#*  Proto Labs, Inc..........................................    768     42,271
    Quad/Graphics, Inc.......................................  2,500     63,400
    Quanex Building Products Corp............................  2,223     44,438
#*  Quanta Services, Inc.....................................  8,643    221,261
#   Raven Industries, Inc....................................  2,635     54,703
    Raytheon Co..............................................  8,982  1,253,258
#*  RBC Bearings, Inc........................................  2,025    153,961
    Regal Beloit Corp........................................  3,816    232,814
    Resources Connection, Inc................................  6,015     89,623
*   Rexnord Corp.............................................  3,180     67,702
    Robert Half International, Inc...........................  5,744    209,886
#   Rockwell Automation, Inc.................................  6,236    713,398
#   Rockwell Collins, Inc....................................  8,017    678,399
#   Rollins, Inc.............................................  9,431    265,766
#   Roper Technologies, Inc..................................  5,920  1,008,531
#   RR Donnelley & Sons Co................................... 28,967    519,089
*   Rush Enterprises, Inc. Class A...........................  4,987    114,601
    Ryder System, Inc........................................  6,923    456,226
*   Saia, Inc................................................  2,400     69,336
#*  Sensata Technologies Holding NV..........................  6,155    233,398
    Simpson Manufacturing Co., Inc...........................  2,517    102,694
    Snap-on, Inc.............................................  2,727    428,603
*   SP Plus Corp.............................................    626     15,043
*   Sparton Corp.............................................    143      2,976
*   Spirit Aerosystems Holdings, Inc. Class A................ 15,104    655,211
#   SPX Corp.................................................  2,883     43,649
*   SPX FLOW, Inc............................................  3,889    106,092
    Standex International Corp...............................  1,121     99,545
    Stanley Black & Decker, Inc.............................. 11,422  1,390,057
    Steelcase, Inc. Class A..................................  7,950    115,275
    Sun Hydraulics Corp......................................  1,300     39,260
    Supreme Industries, Inc. Class A.........................    804     13,507
#*  Swift Transportation Co..................................  6,207    119,485

                                     1229

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Industrials -- (Continued)
#*  Taser International, Inc.................................  2,784 $   80,625
#*  Team, Inc................................................    770     21,260
*   Teledyne Technologies, Inc...............................  4,487    471,135
    Tennant Co...............................................    838     53,699
    Terex Corp...............................................  5,091    122,897
    Tetra Tech, Inc..........................................  3,004     98,922
#   Textainer Group Holdings, Ltd............................  1,000     11,880
*   Thermon Group Holdings, Inc..............................  2,445     49,340
    Timken Co. (The).........................................  6,683    223,546
    Titan International, Inc.................................    499      3,298
#*  Titan Machinery, Inc.....................................    400      4,484
    Toro Co. (The)...........................................  5,049    464,256
#*  TransDigm Group, Inc.....................................  2,100    586,992
*   TRC Cos., Inc............................................  1,800     12,636
*   Trex Co., Inc............................................  2,011     97,533
*   TriMas Corp..............................................  1,769     31,612
*   TriNet Group, Inc........................................  5,000    108,450
    Trinity Industries, Inc..................................  4,600    106,766
    Triton International, Ltd................................  1,901     31,918
#   Triumph Group, Inc.......................................  5,285    162,937
*   TrueBlue, Inc............................................  2,449     54,686
#*  Tutor Perini Corp........................................  5,187    130,297
    Tyco International P.L.C.................................  5,907    269,182
    UniFirst Corp............................................  1,495    174,736
    Union Pacific Corp.......................................  8,611    801,254
    United Parcel Service, Inc. Class B...................... 17,956  1,941,044
*   United Rentals, Inc......................................  9,511    757,741
    United Technologies Corp................................. 27,903  3,003,758
    Universal Forest Products, Inc...........................  1,525    164,883
    Universal Logistics Holdings, Inc........................  1,639     24,503
    US Ecology, Inc..........................................  1,120     50,736
#*  USG Corp.................................................  9,236    260,086
    Valmont Industries, Inc..................................  1,549    202,842
*   Vectrus, Inc.............................................    888     27,661
*   Verisk Analytics, Inc.................................... 10,613    905,077
#*  Veritiv Corp.............................................    939     39,645
    Viad Corp................................................  1,559     54,284
    VSE Corp.................................................    514     32,670
#*  Wabash National Corp.....................................  8,546    123,746
*   WABCO Holdings, Inc......................................  6,400    641,728
#   Wabtec Corp..............................................  5,600    383,600
*   Waste Connections Inc....................................  6,168    459,393
    Watsco, Inc..............................................  5,099    734,460
#   Werner Enterprises, Inc..................................  6,891    173,102
#*  Wesco Aircraft Holdings, Inc.............................  7,980    102,543
#*  WESCO International, Inc.................................  7,505    418,329
    West Corp................................................  2,536     56,071
*   Westport Fuel Systems, Inc...............................  1,732      2,390
#*  Willis Lease Finance Corp................................     78      2,106
    Woodward, Inc............................................  5,789    338,888
#   WW Grainger, Inc.........................................  4,844  1,060,109
#*  XPO Logistics, Inc.......................................  9,094    269,364

                                     1230

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Industrials -- (Continued)
    Xylem, Inc.............................................  10,746 $   513,766
                                                                    -----------
Total Industrials..........................................          95,273,905
                                                                    -----------
Information Technology -- (19.2%)
    Accenture P.L.C. Class A...............................  28,091   3,168,946
#*  ACI Worldwide, Inc.....................................  15,147     300,062
    Activision Blizzard, Inc...............................  21,576     866,492
*   Actua Corp.............................................   1,306      13,034
*   Acxiom Corp............................................   5,827     133,730
*   Adobe Systems, Inc.....................................   8,389     820,948
    ADTRAN, Inc............................................   3,722      67,740
*   Advanced Energy Industries, Inc........................   4,110     167,359
*   Advanced Micro Devices, Inc............................  42,374     290,686
*   Agilysys, Inc..........................................   1,572      17,952
#*  Akamai Technologies, Inc...............................   4,532     229,002
*   Alliance Data Systems Corp.............................   2,080     481,770
*   Alpha & Omega Semiconductor, Ltd.......................   2,166      30,952
*   Alphabet, Inc. Class A.................................   5,913   4,679,193
*   Alphabet, Inc. Class C.................................   6,193   4,761,116
    Amdocs, Ltd............................................   5,195     303,180
    American Software, Inc. Class A........................     400       4,412
*   Amkor Technology, Inc..................................   3,723      23,418
    Analog Devices, Inc....................................   4,887     311,937
#*  ANSYS, Inc.............................................   4,338     387,644
    Apple, Inc............................................. 285,387  29,740,179
    Applied Materials, Inc.................................  26,792     704,362
#*  Arista Networks, Inc...................................   4,527     322,639
*   ARRIS International P.L.C..............................   8,956     243,961
*   Aspen Technology, Inc..................................   8,771     367,417
#*  Autodesk, Inc..........................................   4,608     273,946
    Automatic Data Processing, Inc.........................  14,562   1,295,290
*   AVG Technologies NV....................................   4,171     103,149
*   Avid Technology, Inc...................................   1,313       8,548
    Avnet, Inc.............................................  14,762     606,718
*   Aware, Inc.............................................     500       2,395
*   Axcelis Technologies, Inc..............................   2,358      25,231
*   AXT, Inc...............................................   2,116       7,935
    Badger Meter, Inc......................................   1,165      81,247
*   Barracuda Networks, Inc................................   5,800     128,064
*   Bazaarvoice, Inc.......................................   3,750      15,563
    Bel Fuse, Inc. Class B.................................     278       5,696
    Black Box Corp.........................................   1,910      26,071
    Blackbaud, Inc.........................................   2,734     182,768
*   Blackhawk Network Holdings, Inc........................   2,787      96,960
*   Blucora, Inc...........................................   3,000      30,630
    Booz Allen Hamilton Holding Corp.......................  13,247     409,067
*   Bottomline Technologies de, Inc........................   1,453      30,673
    Broadcom, Ltd..........................................   4,367     707,367
    Broadridge Financial Solutions, Inc....................   5,823     394,101
    Brocade Communications Systems, Inc....................  33,225     308,992
    Brooks Automation, Inc.................................   8,242     103,272
    CA, Inc................................................  33,453   1,159,146
    Cabot Microelectronics Corp............................   2,168     114,080

                                     1231

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED



                                                          SHARES    VALUE+
                                                          ------- ----------
Information Technology -- (Continued)
*   CACI International, Inc. Class A.....................   2,643 $  251,957
*   Cadence Design Systems, Inc..........................  12,220    293,891
*   CalAmp Corp..........................................   1,900     26,980
*   Calix, Inc...........................................   5,447     42,051
#*  Carbonite, Inc.......................................   1,300     14,313
*   Cardtronics P.L.C. Class A...........................   5,379    236,622
#   Cass Information Systems, Inc........................     975     50,671
    CDK Global, Inc......................................   8,340    481,969
#*  Ciena Corp...........................................  13,191    253,135
*   Cimpress NV..........................................  11,343  1,075,316
    Cisco Systems, Inc................................... 188,759  5,762,812
*   Citrix Systems, Inc..................................   8,129    724,538
#   Cognex Corp..........................................   5,660    255,662
*   Cognizant Technology Solutions Corp. Class A.........  15,999    919,783
*   Coherent, Inc........................................   2,358    250,066
    Cohu, Inc............................................   2,773     29,283
#*  CommerceHub, Inc. Series A...........................     479      6,755
#*  CommerceHub, Inc. Series C...........................     958     13,415
#*  CommScope Holding Co., Inc...........................   9,039    270,718
    Computer Sciences Corp...............................  11,147    533,161
#   Convergys Corp.......................................  13,249    353,086
*   CoreLogic, Inc.......................................   7,393    297,790
*   CoStar Group, Inc....................................     483    100,416
*   Cray, Inc............................................   2,625     82,845
#   CSG Systems International, Inc.......................   4,118    165,791
    CSRA, Inc............................................  11,904    320,456
*   Datalink Corp........................................   1,747     14,989
*   Demand Media, Inc....................................   1,900     11,001
*   DHI Group, Inc.......................................   4,657     33,950
#   Diebold, Inc.........................................   3,240     91,498
*   Digi International, Inc..............................   1,715     19,054
*   DSP Group, Inc.......................................     910      9,855
    DST Systems, Inc.....................................   3,510    432,888
    EarthLink Holdings Corp..............................   5,610     38,036
*   eBay, Inc............................................  30,164    939,910
#   Ebix, Inc............................................     960     51,187
*   EchoStar Corp. Class A...............................   3,034    118,174
    Electro Rent Corp....................................   1,100     17,017
*   Electro Scientific Industries, Inc...................   2,000     13,540
*   Electronic Arts, Inc.................................   9,020    688,406
*   Electronics for Imaging, Inc.........................   3,709    164,272
#*  Ellie Mae, Inc.......................................   1,255    115,598
    EMC Corp.............................................  50,541  1,429,299
*   Emcore Corp..........................................   1,184      7,672
#*  EnerNOC, Inc.........................................   1,098      8,213
*   Entegris, Inc........................................  13,121    224,238
#*  EPAM Systems, Inc....................................   3,795    266,561
    Epiq Systems, Inc....................................   4,977     81,324
*   Euronet Worldwide, Inc...............................   4,577    349,042
*   Everyday Health, Inc.................................   1,629     13,293
*   ExlService Holdings, Inc.............................   2,171    107,486
*   Extreme Networks, Inc................................   2,741     10,662
#*  F5 Networks, Inc.....................................   3,408    420,615

                                     1232

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED



                                                          SHARES    VALUE+
                                                          ------- ----------
Information Technology -- (Continued)
*   Facebook, Inc. Class A...............................  33,250 $4,121,005
    Fair Isaac Corp......................................   2,909    368,396
*   Fairchild Semiconductor International, Inc...........   3,440     67,906
*   FARO Technologies, Inc...............................   1,724     60,133
#   FEI Co...............................................   2,154    229,229
    Fidelity National Information Services, Inc..........   7,886    627,174
#*  Finisar Corp.........................................   9,534    178,858
*   Fiserv, Inc..........................................   8,561    944,792
#*  FleetCor Technologies, Inc...........................   5,102    773,871
*   Fleetmatics Group P.L.C..............................   1,275     54,774
*   Flextronics International, Ltd.......................  31,534    399,536
    FLIR Systems, Inc....................................  13,038    424,778
*   FormFactor, Inc......................................   4,910     45,908
    Forrester Research, Inc..............................   1,335     54,642
#*  Fortinet, Inc........................................   8,705    301,976
*   Gartner, Inc.........................................   2,505    251,126
*   Genpact, Ltd.........................................  11,273    301,778
    Global Payments, Inc.................................  16,538  1,234,727
*   Globant SA...........................................   1,200     50,628
#*  Great Elm Capital Group, Inc.........................     170      1,037
#*  GrubHub, Inc.........................................   3,867    146,637
#*  GSI Technology, Inc..................................     381      1,855
#*  GTT Communications, Inc..............................   3,325     68,262
*   Guidewire Software, Inc..............................   3,802    233,709
    Hackett Group, Inc. (The)............................   2,500     33,475
    Harris Corp..........................................   6,740    583,819
*   Higher One Holdings, Inc.............................   2,800     14,364
    IAC/InterActiveCorp..................................   3,807    220,654
#*  Infinera Corp........................................   4,606     40,349
    Ingram Micro, Inc. Class A...........................   8,800    301,312
*   Integrated Device Technology, Inc....................   5,864    128,949
    Intel Corp........................................... 144,256  5,028,764
    InterDigital, Inc....................................   3,800    224,390
*   Internap Corp........................................     800      1,776
    International Business Machines Corp.................  20,159  3,237,939
    Intuit, Inc..........................................  11,062  1,227,771
*   Itron, Inc...........................................   3,273    139,724
*   Ixia.................................................   6,091     70,046
    j2 Global, Inc.......................................   3,159    211,148
    Jabil Circuit, Inc...................................  17,553    357,204
    Jack Henry & Associates, Inc.........................   3,359    299,791
    Juniper Networks, Inc................................  16,617    377,040
*   Key Tronic Corp......................................     334      2,518
*   Keysight Technologies, Inc...........................  14,660    428,658
*   Kimball Electronics, Inc.............................     851     10,740
    KLA-Tencor Corp......................................   3,676    278,310
*   Kulicke & Soffa Industries, Inc......................   3,312     41,599
*   KVH Industries, Inc..................................      19        172
    Lam Research Corp....................................   9,676    868,615
#   Leidos Holdings, Inc.................................   7,782    389,178
    Lexmark International, Inc. Class A..................   5,881    215,656
*   LinkedIn Corp. Class A...............................     791    152,449
*   Lionbridge Technologies, Inc.........................     815      3,676

                                     1233

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Information Technology -- (Continued)
*   Liquidity Services, Inc..............................   2,301 $    18,592
*   Magnachip Semiconductor Corp.........................   1,541       9,169
*   Manhattan Associates, Inc............................   6,318     366,760
    ManTech International Corp. Class A..................   2,561     101,185
*   Marchex, Inc. Class B................................   2,015       6,388
    Marvell Technology Group, Ltd........................  35,177     413,330
    MasterCard, Inc. Class A.............................  44,614   4,249,037
    Maxim Integrated Products, Inc.......................   6,639     270,738
#   MAXIMUS, Inc.........................................   7,344     432,708
*   MeetMe, Inc..........................................   3,482      22,389
    Mentor Graphics Corp.................................  13,062     279,004
    Mesa Laboratories, Inc...............................     200      23,126
    Microsoft Corp....................................... 255,343  14,472,841
*   MicroStrategy, Inc. Class A..........................   1,106     193,428
    MKS Instruments, Inc.................................   4,482     204,738
*   MoneyGram International, Inc.........................   5,134      35,733
    Monotype Imaging Holdings, Inc.......................   3,050      60,359
    Motorola Solutions, Inc..............................   4,600     319,148
#   MTS Systems Corp.....................................     534      25,328
#   National Instruments Corp............................   8,343     239,277
    NCI, Inc. Class A....................................     253       3,211
*   NCR Corp.............................................  13,467     444,007
#   NetApp, Inc..........................................  10,936     288,164
*   NETGEAR, Inc.........................................   2,877     147,964
#*  Netscout Systems, Inc................................   2,133      59,681
#*  NetSuite, Inc........................................   1,249     135,954
#*  NeuStar, Inc. Class A................................   1,800      45,342
    NIC, Inc.............................................   3,623      84,488
*   Novanta, Inc.........................................   2,952      46,376
*   Nuance Communications, Inc...........................  15,476     248,699
#   NVIDIA Corp..........................................  26,341   1,504,071
*   ON Semiconductor Corp................................  38,275     383,898
    Oracle Corp..........................................  78,374   3,216,469
*   OSI Systems, Inc.....................................     852      50,668
#*  Palo Alto Networks, Inc..............................   1,366     178,796
#   Paychex, Inc.........................................  12,663     750,663
#*  Paycom Software, Inc.................................   4,422     208,763
*   PayPal Holdings, Inc.................................  21,603     804,496
*   PDF Solutions, Inc...................................   1,200      19,800
    Pegasystems, Inc.....................................   7,463     208,218
*   Perficient, Inc......................................   2,924      64,971
*   Pfsweb, Inc..........................................     180       1,784
*   Photronics, Inc......................................   4,728      45,672
*   Planet Payment, Inc..................................   5,317      24,937
    Plantronics, Inc.....................................   4,028     194,311
*   Polycom, Inc.........................................  14,140     175,195
*   Progress Software Corp...............................   4,851     140,970
#*  PTC, Inc.............................................   5,815     231,030
    QAD, Inc. Class A....................................     555      10,501
*   QLogic Corp..........................................   9,160     142,163
    QUALCOMM, Inc........................................  58,766   3,677,576
*   Qualys, Inc..........................................   2,742      86,071
#*  Rackspace Hosting, Inc...............................   9,636     225,771

                                     1234

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                          SHARES  VALUE+
                                                          ------ --------
Information Technology -- (Continued)
*   Red Hat, Inc.........................................  6,743 $507,680
    Reis, Inc............................................    500   12,640
    Richardson Electronics, Ltd..........................    500    3,145
*   Rofin-Sinar Technologies, Inc........................  2,726   86,142
*   Rovi Corp............................................  3,902   73,397
*   Rubicon Project, Inc. (The)..........................  3,297   46,554
*   Rudolph Technologies, Inc............................  3,224   56,807
    Sabre Corp........................................... 11,732  341,988
*   salesforce.com, Inc..................................  8,107  663,153
    Science Applications International Corp..............  6,756  410,495
*   ServiceNow, Inc......................................  1,570  117,624
#*  ServiceSource International, Inc.....................  4,898   22,139
*   ShoreTel, Inc........................................  5,165   37,911
*   Sigma Designs, Inc...................................  2,854   19,122
#*  Silver Spring Networks, Inc..........................  4,819   60,575
*   Sonus Networks, Inc..................................  3,479   29,989
#*  Splunk, Inc..........................................  2,400  150,096
#   SS&C Technologies Holdings, Inc......................  8,364  269,488
#*  Stamps.com, Inc......................................    486   36,841
*   Super Micro Computer, Inc............................  4,918  105,983
*   Sykes Enterprises, Inc...............................  6,556  201,204
    Symantec Corp........................................ 13,943  284,855
#*  Synchronoss Technologies, Inc........................  3,679  137,374
*   Synopsys, Inc........................................ 10,775  583,574
*   Syntel, Inc..........................................  6,323  286,495
*   Systemax, Inc........................................  1,146   10,257
#*  Take-Two Interactive Software, Inc...................  8,838  355,111
#*  Tangoe, Inc..........................................  2,857   23,113
    TE Connectivity, Ltd.................................  7,067  425,999
*   Telenav, Inc.........................................  2,293   11,419
    TeleTech Holdings, Inc...............................  4,075  116,300
#*  Teradata Corp........................................  6,900  195,822
    Teradyne, Inc........................................ 19,928  393,578
    Tessco Technologies, Inc.............................    626    8,413
    Tessera Technologies, Inc............................  5,194  166,935
*   TiVo, Inc............................................  8,011   84,436
    Total System Services, Inc...........................  8,863  451,304
    TransAct Technologies, Inc...........................    300    2,298
    Travelport Worldwide, Ltd............................ 10,781  145,436
*   Travelzoo, Inc.......................................    800    8,160
#*  Trimble Navigation, Ltd.............................. 18,189  480,917
#*  Tyler Technologies, Inc..............................  1,600  260,832
#*  Ubiquiti Networks, Inc...............................  6,969  311,654
#*  Ultimate Software Group, Inc. (The)..................  1,151  240,674
*   Ultra Clean Holdings, Inc............................  1,982   12,665
*   Ultratech, Inc.......................................  1,949   47,634
*   Vantiv, Inc. Class A.................................  8,799  481,921
*   VASCO Data Security International, Inc...............  4,089   68,327
*   Veeco Instruments, Inc...............................  3,146   52,758
*   VeriFone Systems, Inc................................  2,850   54,606
*   Verint Systems, Inc..................................  3,881  136,883
#*  VeriSign, Inc........................................  4,124  357,180
#*  ViaSat, Inc..........................................  5,082  375,204

                                     1235

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------ ------------
Information Technology -- (Continued)
#*  Viavi Solutions, Inc................................. 12,892 $     91,920
*   Virtusa Corp.........................................  1,604       43,629
#   Visa, Inc. Class A................................... 62,020    4,840,661
#*  Vishay Precision Group, Inc..........................    335        4,405
#*  VMware, Inc. Class A.................................  1,653      120,636
*   Web.com Group, Inc...................................  3,872       73,026
#*  WebMD Health Corp....................................  1,853      113,052
#   Western Union Co. (The).............................. 25,462      509,240
#*  WEX, Inc.............................................  3,650      341,932
#*  Workday, Inc. Class A................................  1,400      116,676
*   Xcerra Corp..........................................  3,433       20,941
    Xerox Corp........................................... 54,362      559,929
    Xilinx, Inc.......................................... 10,594      541,142
*   XO Group, Inc........................................  1,650       30,079
#*  Xura, Inc............................................    556       13,817
*   Yahoo!, Inc.......................................... 14,276      545,200
*   YuMe, Inc............................................  2,900       10,382
#*  Zebra Technologies Corp. Class A.....................  2,806      148,746
*   Zedge, Inc. Class B..................................    894        3,719
#*  Zillow Group, Inc. Class A...........................  2,300       90,643
*   Zillow Group, Inc. Class C...........................  4,600      180,550
*   Zix Corp.............................................  2,090        8,485
*   Zynga, Inc. Class A.................................. 92,254      264,769
                                                                 ------------
Total Information Technology.............................         152,971,769
                                                                 ------------
Materials -- (3.3%)
    A Schulman, Inc......................................  1,497       43,877
    AEP Industries, Inc..................................    379       30,494
    Albemarle Corp.......................................  4,344      365,634
    American Vanguard Corp...............................  2,517       37,453
#   AptarGroup, Inc......................................  9,886      772,887
    Ashland, Inc.........................................  4,100      464,284
    Avery Dennison Corp.................................. 10,604      825,946
*   Axalta Coating Systems, Ltd.......................... 18,502      528,232
    Axiall Corp..........................................  2,225       72,646
    Balchem Corp.........................................  3,134      200,169
#   Ball Corp............................................  7,357      519,919
    Bemis Co., Inc....................................... 10,598      540,922
*   Berry Plastics Group, Inc............................  9,398      385,318
    Celanese Corp. Series A..............................  8,362      530,318
    Chase Corp...........................................    970       58,772
*   Chemtura Corp........................................  6,802      191,068
*   Clearwater Paper Corp................................  1,194       75,115
*   Coeur Mining, Inc....................................  2,107       32,279
#   Compass Minerals International, Inc..................  3,579      249,063
*   Crown Holdings, Inc..................................  7,432      393,673
#   Deltic Timber Corp...................................    500       34,460
    Domtar Corp..........................................  3,430      135,039
    Dow Chemical Co. (The)............................... 23,712    1,272,623
    Ecolab, Inc.......................................... 10,911    1,291,644
    EI du Pont de Nemours & Co...........................  7,926      548,241
*   Ferro Corp...........................................  9,159      118,701
    Ferroglobe P.L.C.....................................  4,347       40,514

                                     1236

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
Materials -- (Continued)
    Freeport-McMoRan, Inc................................ 34,358 $  445,280
    FutureFuel Corp......................................  2,857     32,741
*   GCP Applied Technologies, Inc........................    362      9,966
    Graphic Packaging Holding Co......................... 43,693    595,973
    Greif, Inc. Class A..................................  2,691    107,990
#   Greif, Inc. Class B..................................    337     17,851
#   Hawkins, Inc.........................................    486     20,772
    HB Fuller Co.........................................  8,570    399,019
    Hecla Mining Co...................................... 12,215     79,275
    Huntsman Corp........................................ 28,878    446,454
*   Ingevity Corp........................................    940     35,974
    Innophos Holdings, Inc...............................  2,100     90,426
    Innospec, Inc........................................  2,986    150,106
#   International Flavors & Fragrances, Inc..............  3,923    522,740
    International Paper Co............................... 26,148  1,197,840
    KapStone Paper and Packaging Corp....................  3,600     51,408
    KMG Chemicals, Inc...................................    800     21,992
*   Kraton Performance Polymers, Inc.....................  3,674    109,889
    Kronos Worldwide, Inc................................    600      3,390
#*  LSB Industries, Inc..................................  1,000     11,580
    LyondellBasell Industries NV Class A................. 11,251    846,750
    Materion Corp........................................    600     15,846
    Mercer International, Inc............................  1,469     11,590
    Minerals Technologies, Inc...........................  4,216    275,136
#   Mosaic Co. (The).....................................  8,500    229,500
    Myers Industries, Inc................................  3,000     44,850
    Neenah Paper, Inc....................................  1,099     82,898
#   NewMarket Corp.......................................  1,300    556,322
    Newmont Mining Corp.................................. 12,257    539,308
    Nucor Corp...........................................  2,276    122,085
    Olin Corp............................................  9,796    204,736
*   OMNOVA Solutions, Inc................................  4,400     41,668
#*  Owens-Illinois, Inc.................................. 13,540    254,417
    Packaging Corp. of America...........................  9,598    716,875
    PH Glatfelter Co.....................................  2,575     53,200
#   PolyOne Corp......................................... 10,767    377,599
    PPG Industries, Inc.................................. 10,128  1,060,503
    Quaker Chemical Corp.................................  1,365    130,576
    Rayonier Advanced Materials, Inc.....................  4,369     60,161
*   Real Industry, Inc...................................     61        478
    Reliance Steel & Aluminum Co.........................    797     62,517
#   Royal Gold, Inc......................................  2,945    248,970
    RPM International, Inc...............................  6,552    355,512
    Schnitzer Steel Industries, Inc. Class A.............  3,115     60,711
#   Scotts Miracle-Gro Co. (The) Class A................. 12,673    934,634
    Sealed Air Corp...................................... 12,394    584,749
    Sensient Technologies Corp...........................  4,629    341,759
    Sherwin-Williams Co. (The)...........................  4,607  1,380,856
#   Silgan Holdings, Inc.................................  7,720    382,758
    Sonoco Products Co................................... 12,684    645,996
    Steel Dynamics, Inc..................................  6,594    176,851
    Stepan Co............................................  2,740    176,209
    Synalloy Corp........................................    300      2,289

                                     1237

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Materials -- (Continued)
*   Trecora Resources....................................     500 $     5,715
    Tredegar Corp........................................   1,006      17,806
    Trinseo SA...........................................   6,012     299,337
    Valspar Corp. (The)..................................   3,600     383,292
#   Westlake Chemical Corp...............................   1,400      64,036
    WestRock Co..........................................   7,044     302,258
    WR Grace & Co........................................   4,462     334,070
                                                                  -----------
Total Materials..........................................          26,494,780
                                                                  -----------
Telecommunication Services -- (3.0%)
    AT&T, Inc............................................ 178,840   7,741,984
    ATN International, Inc...............................   1,900     139,688
*   Boingo Wireless, Inc.................................   3,287      30,109
#   CenturyLink, Inc.....................................  43,341   1,362,641
*   Cincinnati Bell, Inc.................................  25,960     129,800
#   Cogent Communications Holdings, Inc..................   6,666     284,838
#   Consolidated Communications Holdings, Inc............   8,182     228,687
*   FairPoint Communications, Inc........................   1,065      17,242
#   Frontier Communications Corp.........................  85,155     442,806
*   General Communication, Inc. Class A..................   4,689      72,164
*   Hawaiian Telcom Holdco, Inc..........................   1,207      26,795
    IDT Corp. Class B....................................   3,461      52,815
    Inteliquent, Inc.....................................   5,121     105,237
#*  Iridium Communications, Inc..........................   3,706      33,280
*   Lumos Networks Corp..................................   1,264      14,789
*   ORBCOMM, Inc.........................................   7,866      83,301
*   SBA Communications Corp. Class A.....................   6,301     724,615
    Shenandoah Telecommunications Co.....................   8,286     340,389
    Spok Holdings, Inc...................................   3,028      55,957
#*  Sprint Corp..........................................  80,731     495,688
#*  T-Mobile US, Inc.....................................  22,182   1,027,914
    Telephone & Data Systems, Inc........................  15,651     492,850
*   United States Cellular Corp..........................   3,143     127,134
    Verizon Communications, Inc.......................... 172,581   9,562,713
*   Vonage Holdings Corp.................................  14,064      83,400
                                                                  -----------
Total Telecommunication Services.........................          23,676,836
                                                                  -----------
Utilities -- (1.3%)
    American States Water Co.............................   5,033     217,426
#   American Water Works Co., Inc........................   9,258     764,526
#   Aqua America, Inc....................................  16,028     555,210
    Artesian Resources Corp. Class A.....................     475      16,193
    Atmos Energy Corp....................................   5,668     452,250
#   Avangrid, Inc........................................   1,864      84,141
    California Water Service Group.......................   6,650     224,304
#   CenterPoint Energy, Inc..............................   8,740     209,061
    Chesapeake Utilities Corp............................   1,519      97,322
    Connecticut Water Service, Inc.......................   1,705      87,040
#   Consolidated Edison, Inc.............................   7,273     582,422
    Consolidated Water Co., Ltd..........................     163       2,189
    Delta Natural Gas Co., Inc...........................     149       3,932
    Edison International.................................   8,794     680,480

                                     1238

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
Utilities -- (Continued)
             Eversource Energy.........................     7,399 $    432,767
             Exelon Corp...............................     9,134      340,515
             Genie Energy, Ltd. Class B................       400        2,568
             Middlesex Water Co........................     2,357       97,368
#            National Fuel Gas Co......................     1,600       90,416
             New Jersey Resources Corp.................     8,600      320,264
             Northwest Natural Gas Co..................     2,748      178,455
             NRG Yield, Inc. Class A...................     5,000       85,900
             NRG Yield, Inc. Class C...................     8,957      160,689
#            ONE Gas, Inc..............................     2,500      162,400
             Ormat Technologies, Inc...................     7,774      354,805
             Otter Tail Corp...........................     5,310      185,053
#            Pattern Energy Group, Inc.................     9,756      237,754
             PG&E Corp.................................    17,282    1,105,011
             Piedmont Natural Gas Co., Inc.............     6,867      410,647
             SJW Corp..................................     2,820      119,455
             South Jersey Industries, Inc..............    10,050      320,394
             Southwest Gas Corp........................     4,561      353,477
#            Spire, Inc................................     4,369      303,209
             UGI Corp..................................    14,317      647,987
             WGL Holdings, Inc.........................     4,601      325,705
#            York Water Co. (The)......................       800       25,152
                                                                  ------------
Total Utilities........................................             10,236,487
                                                                  ------------
TOTAL COMMON STOCKS....................................            723,906,950
                                                                  ------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)*   Community Health Systems, Inc. Contingent
               Value Rights............................    11,318           48
(degrees)*   Dyax Corp. Contingent Value Rights........     1,400        1,554
(degrees)*   Leap Wireless International, Inc.
               Contingent Value
                Rights.................................     1,800           --
(degrees)#*  Safeway Casa Ley Contingent Value
                Rights.................................    10,882       11,044
(degrees)*   Safeway PDC, LLC Contingent Value
                Rights.................................    10,882          531
TOTAL RIGHTS/WARRANTS..................................                 13,177
                                                                  ------------
TOTAL INVESTMENT SECURITIES............................            723,920,127
                                                                  ------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
             State Street Institutional Liquid
               Reserves, 0.457%........................ 2,123,007    2,123,007
                                                                  ------------
SECURITIES LENDING COLLATERAL -- (9.0%)
(S)@         DFA Short Term Investment Fund............ 6,263,781   72,471,952
                                                                  ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $636,155,971)^^....           $798,515,086
                                                                  ============

                                     1239

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                   LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                 ------------ ----------- ------- ------------
Common Stocks
   Consumer Discretionary....... $127,789,748          --   --    $127,789,748
   Consumer Staples.............   56,993,053          --   --      56,993,053
   Energy.......................   15,818,910          --   --      15,818,910
   Financials...................  117,505,188          --   --     117,505,188
   Health Care..................   97,146,274          --   --      97,146,274
   Industrials..................   95,273,905          --   --      95,273,905
   Information Technology.......  152,971,769          --   --     152,971,769
   Materials....................   26,494,780          --   --      26,494,780
   Telecommunication Services...   23,676,836          --   --      23,676,836
   Utilities....................   10,236,487          --   --      10,236,487
Rights/Warrants.................           -- $    13,177   --          13,177
Temporary Cash Investments......    2,123,007          --   --       2,123,007
Securities Lending Collateral...           --  72,471,952   --      72,471,952
                                 ------------ -----------   --    ------------
TOTAL........................... $726,029,957 $72,485,129   --    $798,515,086
                                 ============ ===========   ==    ============

                                     1240

                 INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                          SHARES   VALUE++
                                                          ------- ----------
COMMON STOCKS -- (94.2%)

AUSTRALIA -- (5.3%)
    ALS, Ltd.............................................  25,912 $  100,601
    Altium, Ltd..........................................   3,254     18,145
    Amcor, Ltd...........................................  59,472    679,655
    AMP, Ltd............................................. 175,670    777,223
    Ansell, Ltd..........................................   7,476    110,154
#   AP Eagers, Ltd.......................................   1,880     17,309
*   APN News & Media, Ltd................................   3,265     10,225
    APN Outdoor Group, Ltd...............................   7,920     48,552
#   ARB Corp., Ltd.......................................   2,584     35,677
    Aristocrat Leisure, Ltd..............................  18,229    221,244
#*  Arrium, Ltd..........................................  76,376      1,277
    Asciano, Ltd.........................................  36,684    255,084
    ASX, Ltd.............................................   3,450    130,480
    AUB Group, Ltd.......................................   3,526     27,351
*   Ausdrill, Ltd........................................   7,076      5,374
    Australia & New Zealand Banking Group, Ltd...........  86,015  1,692,298
    Australian Pharmaceutical Industries, Ltd............  40,511     59,193
#   Automotive Holdings Group, Ltd.......................   7,271     23,831
*   AWE, Ltd.............................................  43,671     29,975
    Bank of Queensland, Ltd..............................  17,984    144,681
    Bapcor, Ltd..........................................   6,750     29,401
    Beach Energy, Ltd.................................... 125,642     54,319
#   Bellamy's Australia, Ltd.............................   3,871     34,767
    Bendigo & Adelaide Bank, Ltd.........................  19,171    148,134
*   Billabong International, Ltd.........................   7,680      9,101
#   Blackmores, Ltd......................................     948    113,254
    Boral, Ltd...........................................  15,894     83,119
#*  Bradken, Ltd.........................................   7,516      9,444
    Brambles, Ltd........................................  72,291    739,516
    Breville Group, Ltd..................................   3,217     19,637
#   BT Investment Management, Ltd........................   6,365     43,584
#   Cabcharge Australia, Ltd.............................   4,103     12,376
    Caltex Australia, Ltd................................  18,325    463,422
#   Cardno, Ltd..........................................  10,999      4,803
#   carsales.com, Ltd....................................  15,865    153,416
#   Cash Converters International, Ltd...................  25,015      8,410
    Challenger, Ltd......................................  50,757    367,019
    CIMIC Group, Ltd.....................................   2,779     61,808
    Coca-Cola Amatil, Ltd................................  42,293    295,862
    Cochlear, Ltd........................................   4,720    476,867
    Collins Foods, Ltd...................................  11,016     35,276
    Commonwealth Bank of Australia.......................  27,804  1,636,727
    Computershare, Ltd...................................  36,247    244,739
#   Cover-More Group, Ltd................................   6,792      7,089
#   Credit Corp. Group, Ltd..............................   3,408     34,535
    Crown Resorts, Ltd...................................   6,025     60,043
    CSG, Ltd.............................................  21,603     25,701
    CSL, Ltd.............................................   8,482    760,620
    CSR, Ltd.............................................  35,706    104,520
    Decmil Group, Ltd....................................  10,092      6,287
    Domino's Pizza Enterprises, Ltd......................   4,579    262,336

                                     1241

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
AUSTRALIA -- (Continued)
    Downer EDI, Ltd......................................  28,820 $   91,634
    DuluxGroup, Ltd......................................  46,828    236,550
*   Elders, Ltd..........................................   3,495     10,375
#*  Energy Resources of Australia, Ltd...................   5,657      1,465
    EQT Holdings, Ltd....................................     700      9,117
    Event Hospitality and Entertainment, Ltd.............   4,728     53,184
    Evolution Mining, Ltd................................  83,109    181,879
    Fairfax Media, Ltd................................... 189,432    151,345
    FlexiGroup, Ltd......................................  14,880     22,668
    Fortescue Metals Group, Ltd.......................... 144,579    493,105
    GrainCorp, Ltd. Class A..............................  13,598     87,738
#   GUD Holdings, Ltd....................................   8,605     65,788
    GWA Group, Ltd.......................................  21,997     35,234
#   Hansen Technologies, Ltd.............................   3,445     10,862
    Healthscope, Ltd.....................................  32,389     72,947
*   Hills, Ltd...........................................   5,399      1,004
*   Horizon Oil, Ltd.....................................  50,760      1,744
    Iluka Resources, Ltd.................................  22,145    118,140
*   Imdex, Ltd...........................................  11,826      3,507
#   IMF Bentham, Ltd.....................................   7,011      8,293
    Independence Group NL................................  43,098    134,073
    Infomedia, Ltd.......................................  21,693     11,052
    Insurance Australia Group, Ltd.......................  37,869    174,179
    InvoCare, Ltd........................................   3,621     40,338
#   IOOF Holdings, Ltd...................................  11,745     80,815
    IRESS, Ltd...........................................   6,622     56,927
#   iSentia Group, Ltd...................................  11,748     28,108
#   JB Hi-Fi, Ltd........................................   7,226    142,575
    LendLease Group......................................  15,753    160,783
*   Macmahon Holdings, Ltd...............................  77,872      6,214
    Macquarie Atlas Roads Group..........................  15,803     69,974
    Macquarie Group, Ltd.................................  12,831    726,466
    Magellan Financial Group, Ltd........................   8,460    147,119
*   Mayne Pharma Group, Ltd..............................  11,219     17,351
#   McMillan Shakespeare, Ltd............................   7,817     83,833
    McPherson's, Ltd.....................................   5,484      4,569
    Medibank Pvt, Ltd.................................... 208,230    486,058
#*  Metcash, Ltd......................................... 102,049    167,282
    Mineral Resources, Ltd...............................  13,001     97,496
#   Monadelphous Group, Ltd..............................  13,853    111,089
*   Mount Gibson Iron, Ltd...............................  33,294      7,329
    National Australia Bank, Ltd.........................  83,000  1,677,939
    New Hope Corp., Ltd..................................  25,237     30,711
*   Newcrest Mining, Ltd.................................  23,283    453,472
    nib holdings, Ltd....................................  20,748     73,017
    Nine Entertainment Co. Holdings, Ltd.................  71,399     59,546
    Northern Star Resources, Ltd.........................  28,858    117,948
    Nufarm, Ltd..........................................  13,290     83,793
    Oil Search, Ltd......................................  36,272    198,764
    Orica, Ltd...........................................  31,626    341,462
    Orora, Ltd...........................................  71,484    156,620
    OZ Minerals, Ltd.....................................  12,650     61,935
#   OzForex Group, Ltd...................................  11,900     22,586

                                     1242

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------- --------
AUSTRALIA -- (Continued)
    Pact Group Holdings, Ltd.............................  13,186 $ 57,180
#*  Paladin Energy, Ltd..................................  41,883    6,255
    Peet, Ltd............................................   8,746    6,352
    Perpetual, Ltd.......................................   3,321  114,983
*   Perseus Mining, Ltd..................................  19,074    9,438
    Platinum Asset Management, Ltd.......................  15,096   69,557
    Premier Investments, Ltd.............................   5,059   62,404
    Primary Health Care, Ltd.............................  37,959  118,093
    Prime Media Group, Ltd...............................     500      117
    QBE Insurance Group, Ltd.............................  50,646  422,720
#   Qube Holdings, Ltd...................................  49,033   94,981
*   Ramelius Resources, Ltd..............................  11,958    5,311
    Ramsay Health Care, Ltd..............................   3,575  214,163
    RCR Tomlinson, Ltd...................................   8,195   12,615
#   REA Group, Ltd.......................................   5,384  267,372
#   Reckon, Ltd..........................................   5,948    6,588
    Reece, Ltd...........................................     443   13,125
    Regis Healthcare, Ltd................................   1,128    4,423
*   Resolute Mining, Ltd.................................  19,030   24,569
#   Retail Food Group, Ltd...............................   6,440   28,287
    Ridley Corp., Ltd....................................  19,171   21,123
    SAI Global, Ltd......................................  19,525   52,862
    Sandfire Resources NL................................  12,099   53,136
*   Saracen Mineral Holdings, Ltd........................  69,740   92,573
#   Seek, Ltd............................................  57,847  736,069
*   Senex Energy, Ltd....................................  26,881    5,553
#   Seven Group Holdings, Ltd............................   6,241   32,599
    Seven West Media, Ltd................................ 111,498   88,018
    SG Fleet Group, Ltd..................................   6,145   18,778
    Sigma Pharmaceuticals, Ltd...........................  20,948   20,631
*   Silex Systems, Ltd...................................   1,748      391
*   Silver Lake Resources, Ltd...........................   2,487    1,234
#   Sims Metal Management, Ltd...........................  21,883  141,037
    Sims Metal Management, Ltd. Sponsored ADR............     819    5,324
    Sirtex Medical, Ltd..................................   3,394   81,258
#   Slater & Gordon, Ltd.................................  11,800    3,637
    SMS Management & Technology, Ltd.....................   9,090   12,781
    Sonic Healthcare, Ltd................................  14,234  248,657
    Southern Cross Media Group, Ltd......................  67,486   64,783
    Spotless Group Holdings, Ltd.........................  26,902   24,434
*   St Barbara, Ltd......................................  19,408   45,282
    Star Entertainment Grp, Ltd. (The)...................  28,783  130,006
    Steadfast Group, Ltd.................................  41,614   66,793
    Suncorp Group, Ltd...................................  43,707  446,193
*   Sundance Energy Australia, Ltd.......................  49,981    5,883
#   Super Retail Group, Ltd..............................   6,272   46,783
    Sydney Airport.......................................  25,034  144,163
    Tabcorp Holdings, Ltd................................  88,568  329,551
    Tassal Group, Ltd....................................   9,649   30,242
    Tatts Group, Ltd..................................... 112,036  351,621
    Technology One, Ltd..................................  18,417   79,788
#*  Ten Network Holdings, Ltd............................   5,478    4,777
    TFS Corp., Ltd.......................................   2,886    3,576

                                     1243

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                            SHARES   VALUE++
                                                            ------ -----------
AUSTRALIA -- (Continued)
    Thorn Group, Ltd....................................... 17,790 $    17,986
*   Tiger Resources, Ltd................................... 41,785       1,282
    TPG Telecom, Ltd....................................... 16,349     159,819
    Transurban Group....................................... 43,757     418,081
    Treasury Wine Estates, Ltd............................. 26,621     195,541
*   UGL, Ltd............................................... 12,302      23,017
    Virtus Health, Ltd.....................................  2,176      12,776
#   Vocus Communications, Ltd.............................. 24,992     169,951
    Webjet, Ltd............................................  5,776      33,584
#   Western Areas, Ltd..................................... 12,587      26,452
    Westpac Banking Corp................................... 85,453   2,022,017
    Westpac Banking Corp. Sponsored ADR.................... 13,060     308,085
#   WorleyParsons, Ltd..................................... 22,500     128,805
    WPP AUNZ, Ltd.......................................... 25,450      24,369
                                                                   -----------
TOTAL AUSTRALIA............................................         26,852,297
                                                                   -----------
AUSTRIA -- (0.3%)
    Agrana Beteiligungs AG.................................     20       2,223
    Andritz AG.............................................  4,378     223,214
    Atrium European Real Estate, Ltd.......................  7,943      34,991
    Conwert Immobilien Invest SE...........................  5,561      91,492
#   DO & CO AG.............................................    463      36,488
    Erste Group Bank AG.................................... 11,036     292,470
    Flughafen Wien AG......................................    372      10,959
    Lenzing AG.............................................    217      22,749
    Mayr Melnhof Karton AG.................................    425      46,596
    Oesterreichische Post AG...............................  3,015     105,218
    OMV AG................................................. 13,925     371,946
    Palfinger AG...........................................    699      20,823
    Porr Ag................................................    822      23,416
*   Raiffeisen Bank International AG.......................  7,792     102,814
#   Rosenbauer International AG............................    124       7,072
    Schoeller-Bleckmann Oilfield Equipment AG..............    340      20,906
    Semperit AG Holding....................................    381      12,355
    Strabag SE.............................................    904      28,280
    Telekom Austria AG.....................................  4,701      27,658
    UNIQA Insurance Group AG...............................  7,456      46,133
    Vienna Insurance Group AG Wiener Versicherung Gruppe...  1,109      21,993
    Voestalpine AG.........................................  2,753      97,086
    Wienerberger AG........................................  3,851      59,409
    Zumtobel Group AG......................................  1,484      22,522
                                                                   -----------
TOTAL AUSTRIA..............................................          1,728,813
                                                                   -----------
BELGIUM -- (0.9%)
#*  Ablynx NV..............................................  1,745      23,985
    Ageas.................................................. 17,524     589,134
*   AGFA-Gevaert NV........................................ 23,139      83,413
    Banque Nationale de Belgique...........................      8      25,397
    Barco NV...............................................    730      56,187
    bpost SA...............................................  9,060     237,437
    Cie d'Entreprises CFE..................................    624      57,459
*   Cie Immobiliere de Belgique SA.........................     49       2,861

                                     1244

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                          SHARES  VALUE++
                                                          ------ ----------
BELGIUM -- (Continued)
    Colruyt SA...........................................  4,974 $  277,459
    D'ieteren SA.........................................  2,070     90,703
    Deceuninck NV........................................  4,912     11,600
    Econocom Group SA....................................  4,010     52,524
    Euronav NV...........................................  2,543     21,917
    EVS Broadcast Equipment SA...........................    396     13,370
*   Fagron...............................................    370      2,964
*   Galapagos NV.........................................  2,035    111,314
    Gimv NV..............................................    541     29,393
    Ion Beam Applications................................    741     34,931
*   KBC Group NV.........................................  8,753    454,994
    Kinepolis Group NV...................................  1,425     63,645
#   Lotus Bakeries.......................................     11     22,134
    Melexis NV...........................................    824     54,107
    Ontex Group NV.......................................  5,978    215,991
*   Orange Belgium SA....................................  4,289    103,975
    Proximus SADP........................................ 20,546    641,361
    Recticel SA..........................................  2,769     14,384
    Resilux..............................................    110     17,574
    Sioen Industries NV..................................    344      7,847
    Sipef SA.............................................    152      8,163
*   Telenet Group Holding NV.............................  4,137    196,204
*   Tessenderlo Chemie NV................................  1,406     47,829
*   ThromboGenics NV.....................................  1,084      3,683
    UCB SA...............................................  3,600    281,678
#   Umicore SA........................................... 11,403    659,773
    Van de Velde NV......................................    285     20,775
                                                                 ----------
TOTAL BELGIUM............................................         4,536,165
                                                                 ----------
CANADA -- (7.7%)
*   5N Plus, Inc.........................................  1,597      2,446
    Absolute Software Corp...............................  3,100     18,971
    Acadian Timber Corp..................................    600      8,295
    Aecon Group, Inc.....................................  5,564     74,107
*   Africa Oil Corp...................................... 13,871     18,592
#   Ag Growth International, Inc.........................    500     16,000
    AGF Management, Ltd. Class B.........................  4,402     17,195
    Agnico Eagle Mines, Ltd.(2009823)....................  6,298    366,501
    Agnico Eagle Mines, Ltd.(008474108)..................  1,200     69,768
    Agrium, Inc.(008916108)..............................  3,031    275,094
    Agrium, Inc.(2213538)................................  5,112    463,962
    AGT Food & Ingredients, Inc..........................    700     16,979
    Aimia, Inc........................................... 40,823    268,579
    AirBoss of America Corp..............................    900      9,768
*   Alacer Gold Corp..................................... 24,051     61,341
*   Alamos Gold, Inc. Class A(011532108).................  3,328     31,087
    Alamos Gold, Inc. Class A(BZ3DNP6)................... 10,733    100,207
    Alaris Royalty Corp..................................  2,089     37,199
    Algonquin Power & Utilities Corp..................... 10,700    100,063
    Alimentation Couche-Tard, Inc. Class B............... 14,170    640,643
    AltaGas, Ltd.........................................  6,433    163,874
#*  Amaya, Inc...........................................  1,783     27,599
    Andrew Peller, Ltd. Class A..........................  1,600     33,283

                                     1245

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
CANADA -- (Continued)
*   Argonaut Gold, Inc...................................   4,400 $   12,065
*   Asanko Gold, Inc.....................................  10,852     47,376
*   ATS Automation Tooling Systems, Inc..................   4,950     37,798
*   AuRico Metals, Inc.(05157J108).......................   1,541      1,337
*   AuRico Metals, Inc.(BYR52G5).........................   4,409      3,816
    AutoCanada, Inc......................................     600      9,765
#*  Avigilon Corp........................................   1,000     10,164
*   B2Gold Corp..........................................  60,760    190,333
#   Badger Daylighting, Ltd..............................   2,900     45,577
#   Bank of Montreal(2076009)............................  20,263  1,298,980
    Bank of Montreal(063671101)..........................   1,698    108,876
    Bank of Nova Scotia (The)(064149107).................   6,491    329,548
    Bank of Nova Scotia (The)(2076281)...................  21,079  1,070,538
*   Bankers Petroleum, Ltd...............................  11,300     17,483
    Barrick Gold Corp....................................   8,073    176,476
#   BCE, Inc.(B188TH2)...................................   2,614    125,189
    BCE, Inc.(05534B760).................................   5,779    276,756
    Bird Construction, Inc...............................   1,100     11,348
#   Black Diamond Group, Ltd.............................   1,100      4,271
*   BlackBerry, Ltd.(09228F103)..........................  23,242    176,639
*   BlackBerry, Ltd.(BCBHZ31)............................  12,674     96,100
#*  BlackPearl Resources, Inc............................  23,979     18,549
*   Bombardier, Inc. Class A.............................   6,200     11,159
*   Bombardier, Inc. Class B............................. 198,535    298,034
    Boralex, Inc. Class A................................   2,500     38,199
*   BRP, Inc.............................................   1,887     30,639
    CAE, Inc.(2162760)...................................  46,008    613,839
    CAE, Inc.(124765108).................................   9,562    127,461
    Calfrac Well Services, Ltd...........................   3,616      8,225
    Cameco Corp.(2166160)................................  16,400    156,759
    Cameco Corp.(13321L108)..............................  11,188    106,957
    Canaccord Genuity Group, Inc.........................   6,570     23,801
#*  Canacol Energy, Ltd..................................   7,400     22,501
#   Canadian Energy Services & Technology Corp...........  10,381     27,987
    Canadian Imperial Bank of Commerce(2170525)..........   9,315    707,659
    Canadian Imperial Bank of Commerce(136069101)........   4,702    357,117
#   Canadian Tire Corp., Ltd. Class A....................   4,399    462,221
#   Canadian Western Bank................................   3,600     69,538
    Canexus Corp.........................................   3,600      3,529
*   Canfor Corp..........................................   2,714     32,219
    Canyon Services Group, Inc...........................   5,600     20,759
*   Capstone Mining Corp.................................  19,300     12,712
    Cascades, Inc........................................   6,600     49,437
    CCL Industries, Inc. Class B.........................   2,015    360,668
*   Celestica, Inc.(15101Q108)...........................   2,929     32,453
*   Celestica, Inc.(2263362).............................   1,222     13,534
    Centerra Gold, Inc...................................  13,178     77,717
*   Cequence Energy, Ltd.................................   4,200      1,094
*   CGI Group, Inc. Class A(2159740).....................   2,600    126,231
*   CGI Group, Inc. Class A(39945C109)...................   7,506    364,341
*   China Gold International Resources Corp., Ltd........  19,318     36,545
    CI Financial Corp....................................   9,900    202,375
    Cineplex, Inc........................................   4,635    180,622

                                     1246

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
CANADA -- (Continued)
    Clearwater Seafoods, Inc.............................  1,100 $ 12,233
    Cogeco Communications, Inc...........................  1,200   59,060
    Cogeco, Inc..........................................    529   21,308
    Computer Modelling Group, Ltd........................  3,876   29,419
#   Concordia International Corp.........................  4,800   83,820
    Constellation Software, Inc..........................  1,435  584,166
#*  Copper Mountain Mining Corp.......................... 14,100    5,724
#   Corus Entertainment, Inc. Class B.................... 14,952  147,728
    Cott Corp.(2228952).................................. 12,272  182,907
    Cott Corp.(22163N106)................................  3,900   58,227
*   Delphi Energy Corp...................................  4,200    3,056
#*  Denison Mines Corp................................... 41,771   22,395
*   Descartes Systems Group, Inc. (The)..................  2,800   56,465
*   Detour Gold Corp.....................................  8,313  217,367
    DH Corp..............................................  5,479  135,333
    DHX Media, Ltd.(BRF12P5).............................  2,228   12,116
    DHX Media, Ltd.(BRF12N3).............................  1,493    8,027
    Dollarama, Inc.......................................  5,072  375,025
    Dominion Diamond Corp................................  3,300   30,304
    Dorel Industries, Inc. Class B.......................  1,700   49,022
*   Dundee Precious Metals, Inc..........................  3,100    9,331
    Eldorado Gold Corp................................... 46,727  191,467
    Element Financial Corp............................... 12,720  136,587
    Empire Co., Ltd. Class A............................. 22,672  361,182
#   Enbridge Income Fund Holdings, Inc...................  4,700  116,992
    Enbridge, Inc.(2466149).............................. 18,404  757,078
    Enbridge, Inc.(29250N105)............................  9,055  372,432
*   Endeavour Mining Corp................................  2,728   53,015
*   Endeavour Silver Corp................................  3,000   14,522
    Enerflex, Ltd........................................  9,065   79,288
*   Energy Fuels, Inc....................................    205      456
    Enghouse Systems, Ltd................................  2,000   81,752
    Ensign Energy Services, Inc..........................  9,444   52,151
    Equitable Group, Inc.................................    600   24,930
*   Essential Energy Services Trust...................... 12,100    6,673
    Evertz Technologies, Ltd.............................  3,500   47,394
*   exactEarth, Ltd......................................  1,444    1,493
#   Exchange Income Corp.................................  1,200   30,964
    Exco Technologies, Ltd...............................  2,224   21,462
    Extendicare, Inc.....................................  4,400   27,667
    Fairfax Financial Holdings, Ltd......................  1,000  536,139
    Fiera Capital Corp...................................  1,000    9,758
    Finning International, Inc........................... 15,196  246,274
    First National Financial Corp........................    700   16,197
#   First Quantum Minerals, Ltd.......................... 44,928  388,493
#   Gamehost, Inc........................................    900    6,817
    Genworth MI Canada, Inc..............................  2,636   70,400
    George Weston, Ltd...................................  4,000  355,256
    Gluskin Sheff + Associates, Inc......................  1,900   25,845
    GMP Capital, Inc.....................................  1,837    7,527
    Goldcorp, Inc.(380956409)............................ 13,015  232,708
    Goldcorp, Inc.(2676302).............................. 12,840  229,432
#*  Golden Star Resources, Ltd...........................  2,800    2,209

                                     1247

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
CANADA -- (Continued)
*   Gran Tierra Energy, Inc..............................  4,015 $ 11,132
    Granite Oil Corp.....................................  1,300    7,128
*   Great Canadian Gaming Corp...........................  4,400   62,749
    Great-West Lifeco, Inc............................... 11,500  298,675
    Guardian Capital Group, Ltd. Class A.................    200    3,323
*   Heroux-Devtek, Inc...................................  2,177   25,411
    High Liner Foods, Inc................................  1,530   23,460
#   Home Capital Group, Inc..............................  4,800  102,128
#   Horizon North Logistics, Inc.........................  2,100    3,024
    HudBay Minerals, Inc................................. 29,316  146,170
    Hudson's Bay Co......................................  2,700   33,935
    Husky Energy, Inc.................................... 10,381  122,125
*   IAMGOLD Corp......................................... 13,900   71,754
    IGM Financial, Inc...................................  6,100  169,734
*   IMAX Corp............................................  2,605   82,292
*   Indigo Books & Music, Inc............................  1,191   15,963
    Industrial Alliance Insurance & Financial Services,
      Inc................................................ 10,802  351,614
#   Innergex Renewable Energy, Inc....................... 11,671  139,804
    Intact Financial Corp................................  4,400  315,395
    Inter Pipeline, Ltd..................................  5,699  119,074
*   Interfor Corp........................................  2,042   22,599
*   Intertain Group, Ltd. (The)..........................    200    1,585
    Intertape Polymer Group, Inc.........................  5,600   90,370
*   Ithaca Energy, Inc................................... 25,634   18,652
*   Ivanhoe Mines, Ltd. Class A.......................... 25,000   27,381
    Jean Coutu Group PJC, Inc. (The) Class A.............  5,300   76,761
    K-Bro Linen, Inc.....................................    600   20,335
    Keyera Corp..........................................  3,465   99,466
*   Kinross Gold Corp.(496902404)........................  7,386   38,186
*   Kinross Gold Corp.(B03Z841).......................... 95,585  494,159
*   Kirkland Lake Gold, Inc..............................  8,596   73,408
*   Klondex Mines, Ltd...................................  6,099   28,775
*   Knight Therapeutics, Inc.............................  8,168   53,113
    Laurentian Bank of Canada............................  1,244   46,124
    Leon's Furniture, Ltd................................    536    6,363
#*  Lightstream Resources, Ltd...........................  8,461      648
    Linamar Corp.........................................  3,357  133,262
#   Liquor Stores N.A., Ltd..............................  2,065   14,646
    Loblaw Cos., Ltd.....................................  7,310  407,748
    Lucara Diamond Corp.................................. 38,875  119,991
*   Lundin Mining Corp................................... 30,500  127,546
    MacDonald Dettwiler & Associates, Ltd................  2,343  153,682
#   Magna International, Inc.(559222401).................  2,799  107,957
    Magna International, Inc.(2554475)...................  8,200  315,904
#*  Mainstreet Equity Corp...............................    540   14,165
    Major Drilling Group International, Inc..............  5,800   33,095
    Mandalay Resources Corp..............................  2,500    2,164
    Manitoba Telecom Services, Inc.......................  2,700   79,760
    Manulife Financial Corp.(56501R106).................. 12,466  169,912
    Manulife Financial Corp.(2492519).................... 26,766  364,902
    Medical Facilities Corp..............................  1,300   21,507
*   Merus Labs International, Inc........................  6,924    9,227
    Metro, Inc........................................... 11,773  428,035

                                     1248

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
CANADA -- (Continued)
*   Mitel Networks Corp..................................  3,400 $   24,895
    Morguard Corp........................................    253     33,106
    Morneau Shepell, Inc.................................  8,101    115,405
    MTY Food Group, Inc..................................    300      9,379
    Mullen Group, Ltd.................................... 15,989    192,262
    National Bank of Canada.............................. 29,375  1,005,902
    Nevsun Resources, Ltd.(64156L101)....................  3,438     11,414
    Nevsun Resources, Ltd.(2631486)......................  7,908     26,165
    New Flyer Industries, Inc............................  2,778     88,192
*   New Gold, Inc........................................ 35,198    182,777
    Newalta Corp.........................................  5,580     10,342
    Norbord, Inc.........................................    900     22,678
    North American Energy Partners, Inc..................  1,900      4,788
    North West Co., Inc. (The)...........................  4,605    107,573
    Northern Blizzard Resources, Inc.....................  3,700     12,327
    OceanaGold Corp...................................... 51,578    186,457
    Open Text Corp.(683715106)...........................  4,010    244,329
    Open Text Corp.(2260824).............................  2,100    127,964
    Pan American Silver Corp.(697900108).................  5,816    113,412
    Pan American Silver Corp.(2669272)...................  3,200     62,449
#   Parkland Fuel Corp...................................  5,100     90,504
    Pason Systems, Inc...................................  8,001    107,178
    Pembina Pipeline Corp................................  3,500    102,079
*   Performance Sports Group, Ltd........................    925      3,068
#   PHX Energy Services Corp.............................  2,100      4,455
#   Pizza Pizza Royalty Corp.............................    856      9,887
#   Precision Drilling Corp.(B5YPLH9).................... 23,633    100,820
    Precision Drilling Corp.(74022D308).................. 12,221     52,184
    Premium Brands Holdings Corp.........................  1,600     69,029
#*  Pretium Resources, Inc............................... 12,100    143,738
*   Primero Mining Corp..................................  7,744     17,616
    Quebecor, Inc. Class B...............................  7,309    225,151
*   Questerre Energy Corp. Class A.......................  7,500      1,120
    Reitmans Canada, Ltd. Class A........................    700      2,359
    Restaurant Brands International, Inc.................  7,900    353,478
    Richelieu Hardware, Ltd..............................  2,553     53,264
    Ritchie Bros Auctioneers, Inc.(2345390)..............  3,118    103,404
    Ritchie Bros Auctioneers, Inc.(767744105)............  4,100    136,120
*   RMP Energy, Inc......................................  7,100      6,199
    Rogers Communications, Inc. Class B.................. 12,677    559,943
#   Rogers Sugar, Inc....................................  5,600     26,635
    Royal Bank of Canada(2754383)........................ 27,579  1,681,165
    Royal Bank of Canada(780087102)...................... 15,119    921,654
    Russel Metals, Inc...................................  2,600     46,996
*   Sandstorm Gold, Ltd.................................. 11,400     64,699
    Sandvine Corp........................................  9,200     22,971
    Saputo, Inc..........................................  6,564    197,224
#*  Savanna Energy Services Corp.........................  4,268      4,936
*   Sears Canada, Inc....................................    100        268
    Secure Energy Services, Inc.......................... 19,200    115,437
*   SEMAFO, Inc.......................................... 33,500    180,374
*   Seven Generations Energy, Ltd. Class A...............  4,500     94,436
    Shaw Communications, Inc. Class B(2801836)........... 24,250    491,816

                                     1249

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
CANADA -- (Continued)
    Shaw Communications, Inc. Class B(82028K200).........  7,734 $  156,846
    ShawCor, Ltd.........................................  7,300    166,503
    Sherritt International Corp.......................... 15,914     10,482
#   Sienna Senior Living, Inc............................  1,738     23,282
*   Sierra Wireless, Inc.................................    995     17,681
    Silver Wheaton Corp.................................. 13,163    366,853
    SNC-Lavalin Group, Inc...............................  7,749    333,842
#   Sprott, Inc..........................................  9,600     18,161
    Stantec, Inc.(85472N109).............................  2,509     63,879
#   Stantec, Inc.(2854238)...............................  8,658    220,354
    Stella-Jones, Inc....................................  2,071     73,837
    Stuart Olson, Inc....................................  1,000      5,009
#   Student Transportation, Inc..........................  2,312     12,165
    Sun Life Financial, Inc.(866796105)..................  4,997    164,801
    Sun Life Financial, Inc.(2566124).................... 12,780    421,090
*   SunOpta, Inc.(8676EP108).............................  3,796     21,447
*   SunOpta, Inc.(2817510)...............................  3,100     17,427
#   Superior Plus Corp................................... 16,938    148,020
    Tahoe Resources, Inc.(873868103).....................  1,089     16,945
    Tahoe Resources, Inc.(B5B9KV1)....................... 18,300    284,105
*   Taseko Mines, Ltd....................................  5,100      2,812
    TELUS Corp...........................................  4,708    157,540
*   Tembec, Inc..........................................    500        394
*   Teranga Gold Corp.................................... 21,700     18,282
*   Thompson Creek Metals Co., Inc.......................  7,800      4,361
    Thomson Reuters Corp.(2126067).......................  4,597    193,580
    Thomson Reuters Corp.(2889371).......................  6,229    262,442
    TMX Group, Ltd.......................................    800     35,691
    Toromont Industries, Ltd.............................  7,500    225,175
    Toronto-Dominion Bank (The)(2897222)................. 30,140  1,313,265
    Toronto-Dominion Bank (The)(891160509)............... 10,509    457,877
    Torstar Corp. Class B................................  1,400      1,619
    Total Energy Services, Inc...........................  4,400     43,136
#   TransAlta Renewables, Inc............................  2,700     29,137
    Transcontinental, Inc. Class A.......................  5,200     74,914
    TransForce, Inc......................................  4,857     95,194
    TransGlobe Energy Corp...............................  3,755      6,097
#*  Trican Well Service, Ltd............................. 23,100     34,854
    Trinidad Drilling, Ltd...............................  9,958     17,618
    Uni-Select, Inc......................................    719     17,539
    Valener, Inc.........................................  1,900     32,830
#   Veresen, Inc.........................................  6,400     54,165
    Wajax Corp...........................................    900      9,726
*   Waste Connections, Inc...............................    610     45,401
    West Fraser Timber Co., Ltd..........................  2,593     89,091
    Western Energy Services Corp.........................  3,100      7,479
    Western Forest Products, Inc......................... 13,082     21,442
    WestJet Airlines, Ltd................................  1,100     19,377
    Westshore Terminals Investment Corp..................  8,853    128,966
    Wi-Lan, Inc..........................................  9,000     16,406
    Winpak, Ltd..........................................  2,811     95,914
    WSP Global, Inc......................................  9,145    274,143
*   Xtreme Drilling Corp.................................    500        923

                                     1250

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------ -----------
CANADA -- (Continued)
    Yamana Gold, Inc.(2219279)........................... 59,572 $   340,829
    Yamana Gold, Inc.(98462Y100).........................  1,399       7,988
*   Yellow Pages, Ltd....................................  2,947      42,592
                                                                 -----------
TOTAL CANADA.............................................         39,074,331
                                                                 -----------
CHINA -- (0.0%)
*   Hanfeng Evergreen, Inc...............................  2,300           2
                                                                 -----------
DENMARK -- (2.4%)
    ALK-Abello A.S.......................................    328      46,862
    Alm Brand A.S........................................  7,943      53,796
    Ambu A.S. Class B....................................  1,528      64,958
*   Bang & Olufsen A.S...................................  1,307      14,347
#*  Bavarian Nordic A.S..................................  1,516      57,820
    Chr Hansen Holding A.S...............................  7,100     446,527
    Coloplast A.S. Class B...............................  3,527     276,393
#*  D/S Norden A.S.......................................    884      13,232
    Danske Bank A.S...................................... 23,660     643,436
#   FLSmidth & Co. A.S...................................  5,451     219,187
*   Genmab A.S...........................................  1,831     331,976
    GN Store Nord A.S....................................  8,218     155,216
*   H Lundbeck A.S.......................................  2,698     109,673
    IC Group A.S.........................................    435      10,950
    ISS A.S.............................................. 10,758     414,951
*   Jeudan A.S...........................................    126      13,796
    Jyske Bank A.S.......................................  6,702     278,679
    Matas A.S............................................  2,254      39,791
    NKT Holding A.S......................................  2,687     138,722
    Novo Nordisk A.S. Class B............................ 70,271   3,996,050
    Novo Nordisk A.S. Sponsored ADR...................... 14,665     835,465
    Novozymes A.S. Class B...............................  9,732     477,640
    Pandora A.S..........................................  4,846     631,197
    Per Aarsleff Holding A.S. Class B....................  1,760      41,283
    Ringkjoebing Landbobank A.S..........................    186      38,588
    Royal Unibrew A.S....................................  3,508     161,353
    Schouw & Co..........................................  1,372      79,616
    SimCorp A.S..........................................  3,148     163,020
    Solar A.S. Class B...................................    372      19,030
    Spar Nord Bank A.S...................................  5,069      41,920
    Sydbank A.S..........................................  8,026     215,531
    TDC A.S.............................................. 57,213     301,223
*   TK Development A.S...................................  6,708       7,611
*   Topdanmark A.S.......................................  5,015     124,353
    Tryg A.S............................................. 13,908     259,262
    United International Enterprises.....................     46       8,770
    Vestas Wind Systems A.S.............................. 15,321   1,071,104
*   William Demant Holding A.S...........................  7,210     147,230
                                                                 -----------
TOTAL DENMARK............................................         11,950,558
                                                                 -----------
FINLAND -- (1.6%)
    Ahlstrom Oyj.........................................    715       6,398
    Alma Media Oyj.......................................  1,118       5,284
    Amer Sports Oyj......................................  9,708     275,614

                                     1251

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
FINLAND -- (Continued)
    Atria Oyj............................................    677 $    6,773
*   BasWare Oyj..........................................    629     26,182
    Cargotec Oyj Class B.................................  4,620    207,199
    Caverion Corp........................................  5,205     34,348
    Cramo Oyj............................................  3,867     91,344
    Elisa Oyj............................................ 13,366    484,925
    F-Secure Oyj.........................................  5,286     17,091
*   Finnair Oyj..........................................  5,199     27,250
    Fiskars Oyj Abp......................................  2,051     41,584
    HKScan Oyj Class A...................................  1,428      5,061
    Huhtamaki Oyj........................................  6,069    266,668
    Kemira Oyj...........................................  9,596    126,212
    Kesko Oyj Class A....................................    985     40,465
    Kesko Oyj Class B....................................  9,855    439,377
#   Kone Oyj Class B..................................... 17,600    891,773
    Konecranes Oyj.......................................  3,636    109,606
    Lassila & Tikanoja Oyj...............................  2,236     44,722
    Lemminkainen Oyj.....................................     71      1,127
    Metsa Board Oyj...................................... 11,443     66,894
    Metso Oyj............................................ 13,770    382,103
    Munksjo Oyj..........................................    394      4,658
    Neste Oyj............................................ 13,454    510,572
    Nokia Oyj(5902941)................................... 38,289    220,908
    Nokia Oyj(5946455)...................................  4,241     24,367
    Nokia Oyj Sponsored ADR.............................. 49,629    286,359
    Olvi Oyj Class A.....................................    837     24,395
    Oriola-KD Oyj Class B................................ 15,012     70,514
    Orion Oyj Class A....................................    822     33,324
    Orion Oyj Class B....................................  5,203    213,155
*   Outokumpu Oyj........................................ 23,857    137,337
#*  Outotec Oyj.......................................... 19,728     95,488
#   PKC Group Oyj........................................  1,567     28,984
*   Poyry Oyj............................................    706      2,709
    Raisio Oyj Class V...................................  7,663     35,288
    Ramirent Oyj.........................................  7,252     61,473
    Sampo Oyj Class A.................................... 16,075    665,885
    Sanoma Oyj...........................................  6,232     50,035
#*  Stockmann Oyj Abp Class B............................  2,314     15,467
    Teleste Oyj..........................................  1,086     10,553
    Tieto Oyj............................................  3,628    104,464
    Tikkurila Oyj........................................  1,578     30,359
    UPM-Kymmene Oyj...................................... 43,207    891,036
    Uponor Oyj...........................................  4,752     88,352
    Vaisala Oyj Class A..................................    466     16,883
    Valmet Oyj...........................................  9,412    122,969
    Wartsila Oyj Abp..................................... 17,177    745,669
    YIT Oyj.............................................. 11,280     76,584
                                                                 ----------
TOTAL FINLAND............................................         8,165,787
                                                                 ----------
FRANCE -- (7.9%)
    Aeroports de Paris...................................  1,472    156,573
    Airbus Group SE...................................... 21,984  1,296,903
    Akka Technologies....................................    369     12,648

                                     1252

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
FRANCE -- (Continued)
    Albioma SA...........................................  2,214 $   38,152
    Alten SA.............................................  2,588    179,510
    Altran Technologies SA............................... 12,271    178,158
    April SA.............................................    564      7,136
    Arkema SA............................................  2,779    237,366
    Atos SE.............................................. 11,487  1,126,020
    AXA SA............................................... 55,999  1,139,711
    AXA SA Sponsored ADR.................................  2,900     58,870
    Axway Software SA....................................    228      6,242
#   Beneteau SA..........................................  1,571     15,771
    BioMerieux...........................................    494     68,297
    BNP Paribas SA....................................... 29,667  1,471,610
    Boiron SA............................................    269     24,930
    Bollore SA........................................... 24,187     87,573
    Bonduelle SCA........................................  1,054     27,224
    Bouygues SA.......................................... 10,948    324,311
    Bureau Veritas SA.................................... 19,811    430,550
    Capgemini SA.........................................  4,094    393,530
    Carrefour SA......................................... 28,865    723,152
#   Casino Guichard Perrachon SA.........................  5,003    271,156
*   Cegedim SA...........................................    320      9,347
    Cegid Group SA.......................................    638     43,690
#   CGG SA Sponsored ADR.................................    174      4,150
    Chargeurs SA.........................................  2,333     30,093
    Christian Dior SE....................................  2,898    524,143
    Cie des Alpes........................................    550     10,910
    CNP Assurances....................................... 11,402    174,204
*   Coface SA............................................  1,840      9,369
    Credit Agricole SA................................... 24,924    220,784
    Danone SA............................................ 15,966  1,224,491
    Dassault Systemes....................................  6,303    520,615
    Dassault Systemes Sponsored ADR......................  1,000     82,350
    Derichebourg SA......................................  4,522     14,726
    Devoteam SA..........................................    372     18,791
    Edenred.............................................. 24,789    562,360
    Eiffage SA...........................................  5,754    442,398
    Electricite de France SA.............................  5,847     76,532
    Elior Participations SCA.............................  7,621    166,356
    Essilor International SA.............................  7,960  1,019,576
*   Esso SA Francaise....................................    299     12,976
*   Etablissements Maurel et Prom........................  7,025     22,496
    Euler Hermes Group...................................    327     27,044
    Eurofins Scientific SE...............................    426    159,808
    Euronext NV..........................................  2,432    103,933
    Eutelsat Communications SA...........................  8,404    167,129
    Exel Industries Class A..............................    192     16,194
    Faiveley Transport SA................................     99     10,241
    Faurecia.............................................  3,948    155,712
    Fimalac..............................................      3        331
    GL Events............................................    729     13,786
    Groupe Crit..........................................    204     13,685
    Groupe Eurotunnel SE................................. 37,670    391,494

                                     1253

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
FRANCE -- (Continued)
*   Groupe Fnac SA.......................................    758 $   46,684
    Guerbet..............................................    390     26,259
    Haulotte Group SA....................................    105      1,635
    Havas SA.............................................  6,171     51,963
    Hermes International.................................  1,023    440,265
*   ID Logistics Group...................................    200     28,267
    Iliad SA.............................................  2,003    389,277
    Imerys SA............................................  1,230     87,310
    Ingenico Group SA....................................  6,287    689,259
    Interparfums SA......................................    562     14,768
    Ipsen SA.............................................  2,620    170,944
    IPSOS................................................  2,411     79,406
    Jacquet Metal Service................................  1,384     21,275
    JCDecaux SA..........................................  3,132    107,051
    Kering...............................................  2,978    565,964
    Korian SA............................................  2,104     74,529
    L'Oreal SA........................................... 10,460  1,987,446
    Lagardere SCA........................................ 12,009    306,785
    Le Noble Age.........................................    374     12,865
    Lectra...............................................  2,717     45,020
    Legrand SA...........................................  9,815    541,567
    Linedata Services....................................    313     14,121
    LISI.................................................  1,050     28,530
    LVMH Moet Hennessy Louis Vuitton SE.................. 11,439  1,958,841
    Maisons France Confort SA............................    226     11,135
    Manitou BF SA........................................    582      9,465
    Mersen...............................................    738     12,137
    Metropole Television SA..............................  8,229    149,720
    MGI Coutier..........................................  1,450     33,563
    Natixis SA........................................... 55,984    230,852
    Neopost SA...........................................  1,500     41,652
*   Nexans SA............................................  2,304    116,275
    Nexity SA............................................  1,680     89,367
*   NRJ Group............................................  2,272     23,930
#   Oeneo SA.............................................  3,040     28,180
    Orange SA............................................ 57,771    886,614
    Orange SA Sponsored ADR..............................  5,900     90,683
    Orpea................................................  1,505    133,004
    Pernod Ricard SA.....................................  3,232    369,292
*   Peugeot SA........................................... 52,564    793,922
    Plastic Omnium SA....................................  3,807    120,776
    Publicis Groupe SA...................................  9,337    695,283
    Rallye SA............................................  1,419     24,666
#   Remy Cointreau SA....................................    931     81,429
    Renault SA........................................... 10,598    926,627
    Rexel SA............................................. 21,052    313,082
    Rubis SCA............................................  4,878    393,688
    Safran SA............................................ 14,178    963,766
    Samse SA.............................................      4        570
    Sanofi............................................... 27,265  2,322,249
    Sartorius Stedim Biotech.............................    858     60,941
    Savencia SA..........................................    214     13,922
    Schneider Electric SE(4834108)....................... 12,325    804,122

                                     1254

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------ -----------
FRANCE -- (Continued)
    Schneider Electric SE(B11BPS1).......................    278 $    18,230
    SCOR SE.............................................. 17,869     522,019
    SEB SA...............................................  1,533     204,130
#*  Sequana SA...........................................    986       1,927
    SES SA............................................... 24,151     529,226
    SFR Group SA.........................................  9,724     229,911
    Societe BIC SA.......................................  1,622     239,731
    Societe Generale SA.................................. 19,635     669,430
    Sodexo SA............................................  5,430     636,020
*   SOITEC............................................... 28,140      22,990
    Somfy SA.............................................     72      27,183
    Sopra Steria Group...................................  1,474     173,113
*   Stallergenes Greer P.L.C.............................    162       4,527
*   Ste Industrielle d'Aviation Latecoere SA.............  5,488      20,116
    Stef SA..............................................    339      26,529
    Suez.................................................  8,603     139,621
    Synergie SA..........................................    669      22,214
    Tarkett SA...........................................  1,407      45,346
    Technicolor SA....................................... 26,591     167,103
    Technip SA........................................... 10,900     611,135
    Teleperformance......................................  5,192     483,081
    Television Francaise 1...............................  4,428      42,819
    Tessi SA.............................................     91      13,663
    Thales SA............................................  5,089     463,504
    Thermador Groupe.....................................    126      11,648
    Total Gabon..........................................     24       3,486
    Trigano SA...........................................  1,235      73,164
*   Ubisoft Entertainment SA.............................  7,283     298,923
#*  Vallourec SA......................................... 13,029      47,486
#*  Valneva SE...........................................    115         302
    VIEL & Cie SA........................................    300       1,255
    Vilmorin & Cie SA....................................    756      50,078
    Vinci SA............................................. 15,359   1,167,364
*   Virbac SA............................................    170      33,486
    Vivendi SA........................................... 36,462     715,950
*   Worldline SA.........................................  1,735      51,916
    Zodiac Aerospace.....................................  5,594     125,962
                                                                 -----------
TOTAL FRANCE.............................................         39,850,638
                                                                 -----------
GERMANY -- (6.4%)
    Aareal Bank AG.......................................  5,263     172,923
    Adidas AG............................................  7,418   1,218,568
*   ADVA Optical Networking SE...........................  1,788      16,020
#*  AIXTRON SE...........................................  8,041      50,483
    Allianz SE........................................... 12,050   1,726,581
    Allianz SE Sponsored ADR............................. 10,000     142,800
    Amadeus Fire AG......................................    580      44,223
    Aurubis AG...........................................    900      46,766
    Axel Springer SE.....................................  3,702     202,897
    BASF SE.............................................. 38,026   2,987,002
    Bauer AG.............................................  1,372      18,963
    Bayerische Motoren Werke AG.......................... 12,866   1,108,587
    BayWa AG.............................................  1,657      52,425

                                     1255

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
GERMANY -- (Continued)
    Bechtle AG...........................................    976 $  112,964
    Beiersdorf AG........................................  3,507    329,482
#   Bertrandt AG.........................................    374     40,901
    Bijou Brigitte AG....................................    249     16,044
*   Bilfinger SE.........................................  2,587     78,764
    Biotest AG...........................................    333      6,169
    Borussia Dortmund GmbH & Co. KGaA....................  5,615     24,796
    Brenntag AG.......................................... 14,414    716,030
    CANCOM SE............................................    527     27,261
    Carl Zeiss Meditec AG................................  1,463     54,637
    CENTROTEC Sustainable AG.............................    845     13,334
    Cewe Stiftung & Co. KGAA.............................    374     29,575
    Comdirect Bank AG....................................  2,270     23,540
    Commerzbank AG....................................... 19,927    131,533
    CompuGroup Medical SE................................  1,589     68,684
*   Constantin Medien AG.................................  3,713     10,538
    Continental AG.......................................  3,052    640,057
    CropEnergies AG......................................  1,674      9,666
    CTS Eventim AG & Co. KGaA............................  2,698     93,923
    Daimler AG........................................... 25,840  1,756,709
    Delticom AG..........................................     86      1,477
*   Deutsche Bank AG(5750355)............................  7,315     98,374
#*  Deutsche Bank AG(D18190898).......................... 16,279    218,790
    Deutsche Beteiligungs AG.............................    850     26,922
    Deutsche Boerse AG...................................  6,480    544,070
    Deutsche Post AG..................................... 20,874    622,965
    Deutsche Telekom AG.................................. 64,701  1,100,730
    Deutsche Telekom AG Sponsored ADR....................  6,013    101,830
    Deutsche Wohnen AG................................... 12,888    482,525
    Deutz AG.............................................  8,957     41,293
*   Dialog Semiconductor P.L.C........................... 10,734    351,985
    DIC Asset AG.........................................  2,716     26,463
    DMG Mori AG..........................................  2,712    129,456
#   Drillisch AG.........................................  2,194     87,157
    Duerr AG.............................................  2,316    199,760
    E.ON SE.............................................. 90,175    967,115
    Elmos Semiconductor AG...............................  1,078     13,445
    ElringKlinger AG.....................................  1,506     27,466
*   Evotec AG............................................  6,271     28,694
    Fielmann AG..........................................  1,324    102,275
    Fraport AG Frankfurt Airport Services Worldwide......  1,504     82,255
    Freenet AG...........................................  6,463    180,465
    Fresenius Medical Care AG & Co. KGaA.................  5,219    476,690
    Fresenius Medical Care AG & Co. KGaA ADR.............  7,913    361,229
    Fresenius SE & Co. KGaA.............................. 13,436  1,003,639
    Fuchs Petrolub SE....................................  2,630    101,181
    GEA Group AG.........................................  6,071    324,155
#   Gerry Weber International AG.........................    992     12,086
    Gesco AG.............................................    211     16,464
    GFK SE...............................................    679     26,035
    GFT Technologies SE..................................  1,964     45,028
    Grammer AG...........................................    916     44,056
    GRENKE AG............................................    342     66,939

                                     1256

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
GERMANY -- (Continued)
*   H&R AG...............................................     95 $    1,593
    Hamburger Hafen und Logistik AG......................    465      7,430
    Hannover Rueck SE....................................  1,987    203,239
#*  Heidelberger Druckmaschinen AG....................... 14,937     42,977
    Henkel AG & Co. KGaA.................................  1,763    191,378
    Hochtief AG..........................................  1,447    189,759
    Hornbach Baumarkt AG.................................    298      8,464
    Hugo Boss AG.........................................  2,596    154,061
    Indus Holding AG.....................................  1,216     60,293
    Jenoptik AG..........................................  3,400     58,304
#   K+S AG............................................... 11,023    230,403
    KION Group AG........................................  7,066    387,457
*   Kloeckner & Co. SE...................................  9,957    133,497
*   Koenig & Bauer AG....................................  1,108     61,346
#*  Kontron AG...........................................  4,419     12,995
    Krones AG............................................  1,107    110,734
*   KUKA AG..............................................  1,590    192,694
    KWS Saat SE..........................................    115     36,705
    Lanxess AG...........................................  3,880    183,328
    Leoni AG.............................................  3,481    128,789
#*  LPKF Laser & Electronics AG..........................  1,858     14,336
    MAN SE...............................................    596     62,495
#*  Manz AG..............................................    207      7,200
    Merck KGaA...........................................  2,074    229,044
    Metro AG............................................. 14,155    455,414
    MLP AG...............................................  7,307     28,265
    MTU Aero Engines AG..................................  4,584    468,423
    Muenchener Rueckversicherungs-Gesellschaft AG........  4,365    727,955
    Nemetschek SE........................................  1,469     92,477
*   Nordex SE............................................  6,250    173,579
    Norma Group SE.......................................  2,004    104,208
    Osram Licht AG.......................................  3,343    173,907
    Pfeiffer Vacuum Technology AG........................    466     48,204
    PNE Wind AG..........................................  7,350     17,452
    ProSiebenSat.1 Media SE.............................. 14,716    674,092
#   Puma SE..............................................    191     47,603
*   QIAGEN NV(2437907)...................................  2,311     61,935
*   QIAGEN NV(5732825)...................................  2,291     60,141
#   QSC AG...............................................  4,612      7,616
#   R Stahl AG...........................................    392     13,835
    Rational AG..........................................    307    148,515
    Rheinmetall AG.......................................  2,018    141,385
    RHOEN-KLINIKUM AG....................................  2,156     63,538
#   RIB Software AG......................................  2,262     25,322
    RTL Group SA.........................................  2,073    176,736
    SAF-Holland SA.......................................  1,934     23,346
    SAP SE...............................................  7,505    656,863
#   SAP SE Sponsored ADR................................. 13,319  1,163,947
    Schaltbau Holding AG.................................    344     16,452
    SHW AG...............................................    515     14,406
    Siemens AG...........................................  9,430  1,023,593
    Siemens AG Sponsored ADR.............................  2,787    302,507
    Sixt SE..............................................    979     52,389

                                     1257

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
GERMANY -- (Continued)
#   SMA Solar Technology AG..............................       500 $    25,198
    Software AG..........................................     2,593     104,625
*   Stabilus SA..........................................       375      19,619
    Stada Arzneimittel AG................................     4,506     243,229
#   Stroeer SE & Co KGaA.................................     2,480     117,900
    Suedzucker AG........................................     6,103     152,720
*   Suess MicroTec AG....................................     1,680      11,286
    Surteco SE...........................................       830      18,835
    Symrise AG...........................................    12,916     910,744
    Takkt AG.............................................     2,745      65,919
*   Talanx AG............................................     4,094     123,134
    Telefonica Deutschland Holding AG....................    24,812     101,308
    ThyssenKrupp AG......................................     2,593      59,464
    United Internet AG...................................    11,451     506,793
    VERBIO Vereinigte BioEnergie AG......................     3,351      18,966
*   Vossloh AG...........................................       340      21,004
    Wacker Chemie AG.....................................       736      68,607
    Wacker Neuson SE.....................................     2,754      49,195
    Washtec AG...........................................       816      33,280
*   Wincor Nixdorf AG....................................       165       9,130
    Wirecard AG..........................................       892      41,505
    XING AG..............................................       154      30,772
*   Zalando SE...........................................     3,321     125,922
    Zeal Network SE......................................       920      36,364
                                                                    -----------
TOTAL GERMANY............................................            32,454,004
                                                                    -----------
HONG KONG -- (1.8%)
    Agritrade Resources, Ltd.............................   120,000      22,613
    AIA Group, Ltd.......................................   221,800   1,381,634
    Allied Properties HK, Ltd............................    48,000       9,809
    APT Satellite Holdings, Ltd..........................    29,250      20,135
    Asia Satellite Telecommunications Holdings, Ltd......     3,000       4,320
    ASM Pacific Technology, Ltd..........................    11,900      88,584
#   Associated International Hotels, Ltd.................     4,000      11,088
#   Bank of East Asia, Ltd. (The)........................    44,911     185,920
    BOC Hong Kong Holdings, Ltd..........................   114,000     375,344
    Bright Smart Securities & Commodities Group, Ltd.....    72,000      20,584
    Cafe de Coral Holdings, Ltd..........................    16,000      53,837
    Chow Sang Sang Holdings International, Ltd...........    24,000      47,093
    Chow Tai Fook Jewellery Group, Ltd...................    54,000      41,700
    CITIC Telecom International Holdings, Ltd............    88,000      33,172
    CK Hutchison Holdings, Ltd...........................    46,204     541,554
    CK Life Sciences Int'l Holdings, Inc.................   286,000      25,847
    Convenience Retail Asia, Ltd.........................    66,000      30,033
*   Convoy Financial Holdings, Ltd.......................   528,000      16,731
    CW Group Holdings, Ltd...............................    85,500      22,797
    Dah Sing Banking Group, Ltd..........................    20,400      38,262
    Dah Sing Financial Holdings, Ltd.....................    12,000      80,521
    Dickson Concepts International, Ltd..................     6,500       2,228
#*  Esprit Holdings, Ltd.................................    88,500      71,058
#   Fairwood Holdings, Ltd...............................     4,500      21,154
*   Freeman Financial Corp., Ltd.........................   240,000      12,421
    G-Resources Group, Ltd............................... 1,481,400      26,033

                                     1258

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------- --------
HONG KONG -- (Continued)
    Galaxy Entertainment Group, Ltd......................  49,000 $163,357
    Genting Hong Kong, Ltd...............................  96,000   28,453
    Giordano International, Ltd..........................  70,000   36,765
*   Global Brands Group Holding, Ltd..................... 509,360   44,748
    Glorious Sun Enterprises, Ltd........................  21,000    2,573
#   Guotai Junan International Holdings, Ltd............. 152,000   51,218
    Haitong International Securities Group, Ltd.......... 135,604   82,112
    Hang Lung Group, Ltd.................................  21,000   68,047
    Hang Seng Bank, Ltd..................................  23,800  426,062
    Hanison Construction Holdings, Ltd...................  17,806    2,881
    Harbour Centre Development, Ltd......................   2,000    3,510
    HKR International, Ltd...............................  48,800   21,238
    HKT Trust & HKT, Ltd................................. 132,000  209,438
    Hong Kong Aircraft Engineering Co., Ltd..............   2,800   18,261
    Hong Kong Exchanges and Clearing, Ltd................  22,670  561,268
    Hongkong & Shanghai Hotels, Ltd. (The)...............  18,500   19,803
    Hongkong Chinese, Ltd................................  58,000   11,021
#   Hsin Chong Group Holding, Ltd........................ 110,000    9,615
    Hutchison Telecommunications Hong Kong Holdings,
       Ltd............................................... 132,000   48,365
#   IGG, Inc.............................................  29,000   12,401
    Johnson Electric Holdings, Ltd.......................  19,500   49,070
    Kerry Logistics Network, Ltd.........................  32,000   45,796
#*  Kingston Financial Group, Ltd........................ 172,000   76,404
    L'Occitane International SA..........................  20,500   42,882
    Li & Fung, Ltd....................................... 649,360  325,342
*   Lifestyle China Group, Ltd...........................  21,000    4,195
    Lifestyle International Holdings, Ltd................  21,000   29,659
#   Luk Fook Holdings International, Ltd.................  25,000   63,564
#*  Macau Legend Development, Ltd........................ 228,000   32,160
    Man Wah Holdings, Ltd................................  70,400   51,429
    Melco Crown Entertainment, Ltd. ADR..................   1,858   25,938
    Melco International Development, Ltd.................  24,000   24,683
#   MGM China Holdings, Ltd..............................  40,800   59,321
*   Midland Holdings, Ltd................................  18,000    5,577
    NagaCorp, Ltd........................................  66,000   45,160
    New World Development Co., Ltd....................... 681,895  794,677
#   Newocean Energy Holdings, Ltd........................  86,000   25,564
    NWS Holdings, Ltd....................................  68,602  112,497
#   Pacific Textiles Holdings, Ltd.......................  33,000   46,799
    PCCW, Ltd............................................ 314,000  228,771
    Pico Far East Holdings, Ltd..........................  40,000   12,391
    Playmates Toys, Ltd..................................  56,000   10,617
    Public Financial Holdings, Ltd.......................   6,000    2,534
    Regal Hotels International Holdings, Ltd.............  26,000   12,747
    SA SA International Holdings, Ltd.................... 100,000   43,648
    Samsonite International SA...........................  55,200  156,841
#   SEA Holdings, Ltd....................................  10,000   24,012
#   Shenwan Hongyuan HK, Ltd.............................  20,000    9,987
    Shun Tak Holdings, Ltd...............................  41,000   13,308
    Singamas Container Holdings, Ltd.....................  96,000    8,924
    Sitoy Group Holdings, Ltd............................  15,000    4,910
    SJM Holdings, Ltd....................................  69,000   43,255
    SmarTone Telecommunications Holdings, Ltd............  17,000   30,310

                                     1259

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
HONG KONG -- (Continued)
    Stella International Holdings, Ltd...................    24,000 $   41,099
    Sun Hung Kai & Co., Ltd..............................    50,000     29,457
    Sun Hung Kai Properties, Ltd.........................    39,207    562,560
    Techtronic Industries Co., Ltd.......................    56,500    239,263
    Television Broadcasts, Ltd...........................    19,300     65,523
    Texwinca Holdings, Ltd...............................    40,000     31,492
*   TOM Group, Ltd.......................................    98,000     26,342
    Transport International Holdings, Ltd................    12,000     33,120
#*  Trinity, Ltd.........................................    12,000        931
#*  United Laboratories International Holdings, Ltd.
      (The)..............................................    34,000     13,330
*   United Photovoltaics Group, Ltd......................   126,000      9,309
    Victory City International Holdings, Ltd.............    41,042      1,828
    Vitasoy International Holdings, Ltd..................    32,000     60,827
    VST Holdings, Ltd....................................    74,400     17,766
    VTech Holdings, Ltd..................................     9,400    102,246
    Wynn Macau, Ltd......................................    24,400     39,780
#*  Xinyi Automobile Glass Hong Kong Enterprises, Ltd....     8,250      1,414
    Xinyi Glass Holdings, Ltd............................    66,000     50,512
    Yue Yuen Industrial Holdings, Ltd....................    44,500    180,825
                                                                    ----------
TOTAL HONG KONG..........................................            8,976,204
                                                                    ----------
IRELAND -- (0.5%)
*   Bank of Ireland...................................... 1,040,458    215,125
    C&C Group P.L.C.(B010DT8)............................     1,711      7,053
    C&C Group P.L.C.(B011Y09)............................    17,965     72,393
    CRH P.L.C............................................     1,450     44,247
#   CRH P.L.C. Sponsored ADR.............................    12,856    395,451
*   FBD Holdings P.L.C...................................     1,875     12,958
    Glanbia P.L.C........................................     9,016    173,617
*   Kenmare Resources P.L.C.(BDBGZ46)....................        13         --
*   Kenmare Resources P.L.C.(BDC5DG0)....................         5         13
    Kerry Group P.L.C. Class A...........................     4,912    420,294
    Kingspan Group P.L.C.................................    10,424    239,144
    Paddy Power Betfair P.L.C.(BWT6H89)..................     1,977    231,874
    Paddy Power Betfair P.L.C.(BWXC0Z1)..................       284     33,020
    Smurfit Kappa Group P.L.C............................    21,604    507,328
                                                                    ----------
TOTAL IRELAND............................................            2,352,517
                                                                    ----------
ISRAEL -- (0.5%)
#*  Africa Israel Investments, Ltd.......................     8,946      2,790
    Alrov Properties and Lodgings, Ltd...................     1,113     23,801
    Bank Hapoalim BM.....................................    23,389    119,229
*   Bank Leumi Le-Israel BM..............................    67,839    244,447
    Bezeq The Israeli Telecommunication Corp., Ltd.......    83,623    165,962
    Brack Capital Properties NV..........................       237     20,841
*   Cellcom Israel, Ltd..................................     7,235     52,400
*   Ceragon Networks, Ltd................................     1,170      2,619
*   Clal Insurance Enterprises Holdings, Ltd.............     2,067     22,345
*   Compugen, Ltd........................................     1,357      9,222
    Delek Automotive Systems, Ltd........................     4,240     36,848
    Delek Group, Ltd.....................................       361     75,216
    Delta-Galil Industries, Ltd..........................       572     17,318

                                     1260

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
ISRAEL -- (Continued)
    El Al Israel Airlines................................  31,402 $   23,661
    Elbit Systems, Ltd.(M3760D101).......................     447     44,977
    Elbit Systems, Ltd.(6308913).........................     533     53,791
    Electra, Ltd.........................................      95     13,076
*   Evogene, Ltd.........................................   1,229      8,529
    First International Bank Of Israel, Ltd..............   4,115     51,886
    Formula Systems 1985, Ltd............................     947     35,870
    Frutarom Industries, Ltd.............................   3,334    167,276
    Harel Insurance Investments & Financial Services,
      Ltd................................................   7,889     29,072
    IDI Insurance Co., Ltd...............................     731     35,458
    Israel Chemicals, Ltd................................  18,654     75,130
*   Israel Discount Bank, Ltd. Class A...................   2,038      3,516
*   Jerusalem Oil Exploration............................   1,068     47,071
#   Matrix IT, Ltd.......................................   3,710     25,853
*   Menora Mivtachim Holdings, Ltd.......................   1,148      9,273
*   Migdal Insurance & Financial Holding, Ltd............  24,040     14,627
    Mizrahi Tefahot Bank, Ltd............................   8,534    103,666
*   Naphtha Israel Petroleum Corp., Ltd..................   1,827     11,279
    Nice, Ltd. Sponsored ADR.............................   1,749    120,069
*   Nova Measuring Instruments, Ltd......................   2,481     28,105
*   Oil Refineries, Ltd..................................  68,862     24,893
*   Partner Communications Co., Ltd......................   6,269     30,038
    Paz Oil Co., Ltd.....................................     272     44,330
*   Phoenix Holdings, Ltd. (The).........................   3,883      9,436
    Rami Levy Chain Stores Hashikma Marketing 2006,
       Ltd...............................................     546     21,236
    Sapiens International Corp. NV.......................   2,461     32,095
    Shikun & Binui, Ltd..................................  11,788     20,786
    Shufersal, Ltd.......................................   8,890     31,202
    Strauss Group, Ltd...................................   1,978     31,855
    Teva Pharmaceutical Industries, Ltd..................   1,472     80,566
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR...  12,456    666,396
#*  Tower Semiconductor, Ltd.............................   2,555     34,441
                                                                  ----------
TOTAL ISRAEL.............................................          2,722,497
                                                                  ----------
ITALY -- (2.5%)
    ACEA SpA.............................................   4,666     64,954
    Alerion Cleanpower SpA...............................   2,105      3,698
#   Amplifon SpA.........................................   7,609     75,935
    Anima Holding SpA....................................  17,154     86,107
    Ansaldo STS SpA......................................   6,924     81,145
*   Arnoldo Mondadori Editore SpA........................  17,537     19,736
    Ascopiave SpA........................................   6,766     21,331
    Assicurazioni Generali SpA........................... 121,247  1,597,237
#   Astaldi SpA..........................................   3,227     14,127
    Atlantia SpA.........................................  22,173    554,685
    Autogrill SpA........................................   8,158     71,022
    Azimut Holding SpA...................................   9,854    155,173
#*  Banca Carige SpA.....................................  13,848      5,198
    Banca Generali SpA...................................   5,761    119,262
    Banca IFIS SpA.......................................   1,361     31,112
    Banca Mediolanum SpA.................................  13,275     97,414
#*  Banca Monte dei Paschi di Siena SpA..................  51,898     17,951
    Banca Popolare dell'Emilia Romagna SC................  40,311    165,842

                                     1261

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                            SHARES  VALUE++
                                                            ------- --------
ITALY -- (Continued)
#*  Banca Popolare dell'Etruria e del Lazio SC.............   1,087 $     --
#   Banca Popolare di Milano Scarl......................... 307,811  149,605
    Banca Popolare di Sondrio SCARL........................  34,937   94,527
    Banco di Desio e della Brianza SpA.....................   2,917    5,552
    Banco Popolare SC......................................   6,838   19,287
    BasicNet SpA...........................................   3,053   11,826
    Biesse SpA.............................................   1,067   14,962
    Brembo SpA.............................................   1,780  104,097
#   Brunello Cucinelli SpA.................................     716   13,365
    Cairo Communication SpA................................     704    3,137
    Cerved Information Solutions SpA.......................   5,166   43,356
    CIR-Compagnie Industriali Riunite SpA..................  32,447   37,266
#   CNH Industrial NV...................................... 117,575  839,653
    Credito Emiliano SpA...................................  11,031   70,022
    Credito Valtellinese SC................................  76,092   33,793
    Danieli & C Officine Meccaniche SpA....................   1,914   37,751
    Datalogic SpA..........................................   1,866   33,660
    Davide Campari-Milano SpA..............................  21,410  221,223
    De' Longhi SpA.........................................   4,371  109,276
    DeA Capital SpA........................................   7,283    8,388
    DiaSorin SpA...........................................   1,707  107,487
*   Ei Towers SpA..........................................     863   46,507
    ERG SpA................................................   3,349   38,851
    Esprinet SpA...........................................   1,834   11,456
    Falck Renewables SpA...................................  13,913   11,634
    Ferrari NV.............................................   4,611  208,724
#   Fiat Chrysler Automobiles NV...........................  57,714  372,318
    FinecoBank Banca Fineco SpA............................  19,886  118,314
*   Finmeccanica SpA.......................................  40,149  458,649
#   Geox SpA...............................................   8,302   23,892
*   Gruppo Editoriale L'Espresso SpA.......................   2,471    2,113
    Gruppo MutuiOnline SpA.................................   1,542   12,933
    Hera SpA...............................................  46,630  132,226
    IMMSI SpA..............................................  13,995    6,273
    Industria Macchine Automatiche SpA.....................   1,493   88,110
*   Intek Group SpA........................................   9,436    2,165
    Interpump Group SpA....................................   6,736  109,114
    Intesa Sanpaolo SpA.................................... 283,684  625,994
    Iren SpA...............................................  11,667   19,175
    Luxottica Group SpA....................................   7,690  373,842
#   Maire Tecnimont SpA....................................  11,666   29,761
    MARR SpA...............................................   1,526   32,084
    Mediaset SpA...........................................  75,189  227,854
    Mediobanca SpA.........................................  63,773  447,105
#   Moleskine SpA..........................................  12,155   29,497
    Moncler SpA............................................  11,543  202,577
    Parmalat SpA...........................................  19,985   52,565
#   Piaggio & C SpA........................................   7,738   14,194
    Prysmian SpA...........................................  12,618  295,479
    Recordati SpA..........................................   5,460  177,208
    Reply SpA..............................................     258   36,912
*   Safilo Group SpA.......................................   1,166    9,270
*   Saipem SpA............................................. 250,654  109,824

                                     1262

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
ITALY -- (Continued)
    Salini Impregilo SpA...................................  12,528 $    37,954
#   Salvatore Ferragamo SpA................................   3,819      90,029
    Saras SpA..............................................  12,869      22,193
    Snam SpA...............................................  66,667     385,907
    Societa Cattolica di Assicurazioni SCRL................  13,476      94,998
    Societa Iniziative Autostradali e Servizi SpA..........   7,667      69,778
*   Sogefi SpA.............................................   5,901      10,038
    SOL SpA................................................   1,421      12,577
#*  Telecom Italia SpA..................................... 639,491     546,438
*   Telecom Italia SpA Sponsored ADR.......................   6,420      54,506
    Tenaris SA ADR.........................................   1,265      33,801
    Terna Rete Elettrica Nazionale SpA.....................  47,872     260,774
#*  Tiscali SpA............................................ 417,308      21,940
#   Tod's SpA..............................................     919      53,964
    Trevi Finanziaria Industriale SpA......................  22,039      28,932
#   UniCredit SpA.......................................... 191,616     470,087
    Unione di Banche Italiane SpA..........................  11,688      35,908
    Unipol Gruppo Finanziario SpA..........................  65,342     181,438
    UnipolSai SpA.......................................... 151,675     254,470
    Vittoria Assicurazioni SpA.............................   2,148      21,980
*   Yoox Net-A-Porter Group SpA............................   7,758     217,452
                                                                    -----------
TOTAL ITALY................................................          12,371,946
                                                                    -----------
JAPAN -- (21.2%)
    77 Bank, Ltd. (The)....................................  14,000      53,636
    ABC-Mart, Inc..........................................     700      44,796
    Achilles Corp..........................................  15,000      20,618
#*  Acom Co., Ltd..........................................   5,200      24,599
    Adastria Co., Ltd......................................   2,000      62,302
    ADEKA Corp.............................................   6,300      83,403
    Aderans Co., Ltd.......................................   3,400      15,446
    Advan Co., Ltd.........................................   1,000       8,397
    Advantest Corp.........................................   6,700      88,866
    Aeon Co., Ltd..........................................  39,799     571,879
    AEON Financial Service Co., Ltd........................   5,100     117,438
    Ahresty Corp...........................................   1,800      12,795
    Ai Holdings Corp.......................................   2,100      51,493
    Aica Kogyo Co., Ltd....................................   2,900      70,042
    Aichi Bank, Ltd. (The).................................     800      40,244
    Aichi Corp.............................................   3,800      30,214
    Aida Engineering, Ltd..................................   3,100      25,812
    Ain Holdings, Inc......................................   1,200      82,626
    Air Water, Inc.........................................  15,000     255,051
    Aisan Industry Co., Ltd................................   1,700      12,204
*   Akebono Brake Industry Co., Ltd........................  12,700      25,949
    Akita Bank, Ltd. (The).................................  10,000      32,406
    Alfresa Holdings Corp..................................   4,400      96,461
#   Alpen Co., Ltd.........................................   1,500      25,927
    Alpine Electronics, Inc................................   2,300      24,846
    Alps Electric Co., Ltd.................................  10,900     242,779
    Amada Holdings Co., Ltd................................  18,500     201,617
    Amano Corp.............................................   3,100      50,148
    Amuse, Inc.............................................     200       3,935

                                     1263

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                            SHARES VALUE++
                                                            ------ --------
JAPAN -- (Continued)
#   Anritsu Corp...........................................  5,800 $ 33,710
    AOKI Holdings, Inc.....................................  2,600   29,069
    Aomori Bank, Ltd. (The)................................ 10,000   31,439
    Aoyama Trading Co., Ltd................................  2,300   84,698
#   Aozora Bank, Ltd....................................... 11,000   40,363
    Arakawa Chemical Industries, Ltd.......................  1,400   13,508
    Arata Corp.............................................    500   11,106
    Arcland Sakamoto Co., Ltd..............................  1,800   19,985
    Arcs Co., Ltd..........................................  2,023   52,288
    Arisawa Manufacturing Co., Ltd.........................  1,400    7,545
    Artnature, Inc.........................................  2,500   20,131
#   Asahi Co., Ltd.........................................  2,300   32,588
    Asahi Diamond Industrial Co., Ltd......................  3,400   26,194
    Asahi Group Holdings, Ltd.............................. 10,300  349,657
    Asahi Intecc Co., Ltd..................................  3,900  179,317
    Asahi Kasei Corp....................................... 92,000  695,384
    Asahi Yukizai Corp.....................................  4,000    7,519
    Asanuma Corp...........................................  9,000   20,465
    Asatsu-DK, Inc.........................................  1,500   35,022
    Ashikaga Holdings Co., Ltd.............................  4,100   13,672
    ASKA Pharmaceutical Co., Ltd...........................  2,500   47,208
    ASKUL Corp.............................................  1,100   37,845
    Astellas Pharma, Inc................................... 58,600  976,377
#   Atom Corp..............................................  2,100   14,129
    Avex Group Holdings, Inc...............................  2,300   26,971
    Awa Bank, Ltd. (The)................................... 11,000   67,312
    Axial Retailing, Inc...................................    500   16,657
    Azbil Corp.............................................  2,300   69,417
    Bandai Namco Holdings, Inc.............................  7,600  201,448
    Bando Chemical Industries, Ltd.........................  7,000   34,611
    Bank of Iwate, Ltd. (The)..............................    900   38,403
    Bank of Kyoto, Ltd. (The).............................. 15,000  100,974
#   Bank of Nagoya, Ltd. (The).............................  9,000   30,843
    Bank of Okinawa, Ltd. (The)............................  1,080   33,880
    Bank of Saga, Ltd. (The)...............................  8,000   20,234
    Bank of the Ryukyus, Ltd...............................  1,800   19,761
    Belc Co., Ltd..........................................    600   24,446
    Belluna Co., Ltd.......................................  2,600   16,796
    Benefit One, Inc.......................................  1,000   30,959
    Benesse Holdings, Inc..................................  6,600  159,447
    Bic Camera, Inc........................................  6,000   53,235
    BML, Inc...............................................    400   19,164
    Broadleaf Co., Ltd.....................................    900    9,034
    Brother Industries, Ltd................................ 19,300  219,326
    Bunka Shutter Co., Ltd.................................  6,000   49,139
    C Uyemura & Co., Ltd...................................    400   17,554
    Calsonic Kansei Corp................................... 14,000  107,704
    Canon Marketing Japan, Inc.............................  3,600   61,865
    Canon, Inc............................................. 12,700  360,419
    Canon, Inc. Sponsored ADR.............................. 14,250  402,848
    Capcom Co., Ltd........................................  4,300   87,698
    Casio Computer Co., Ltd................................  9,200  130,960
    Cawachi, Ltd...........................................  2,000   46,732

                                     1264

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                            SHARES VALUE++
                                                            ------ --------
JAPAN -- (Continued)
    Central Glass Co., Ltd................................. 11,000 $ 47,444
    Central Japan Railway Co...............................  1,855  344,795
    Century Tokyo Leasing Corp.............................  3,200  110,877
    Chiba Bank, Ltd. (The).................................  8,000   38,239
    Chiba Kogyo Bank, Ltd. (The)...........................  3,300   13,884
    Chiyoda Co., Ltd.......................................  1,200   28,347
    Chiyoda Corp........................................... 13,000   91,178
    Chiyoda Integre Co., Ltd...............................    500   10,136
    Chofu Seisakusho Co., Ltd..............................  1,200   30,379
    Chori Co., Ltd.........................................  1,600   23,930
    Chubu Shiryo Co., Ltd..................................  1,000    6,964
    Chudenko Corp..........................................  2,600   55,456
    Chuetsu Pulp & Paper Co., Ltd..........................  8,000   16,736
    Chugai Pharmaceutical Co., Ltd.........................  4,300  160,697
#   Chugoku Bank, Ltd. (The)...............................  5,200   58,575
    Chugoku Marine Paints, Ltd.............................  6,000   40,501
    Chukyo Bank, Ltd. (The)................................  8,000   18,570
    Chuo Spring Co., Ltd...................................  1,000    2,725
    Ci:z Holdings Co., Ltd.................................  1,800   44,293
    Citizen Holdings Co., Ltd.............................. 15,800   84,632
    CKD Corp...............................................  5,100   47,385
    Clarion Co., Ltd.......................................  7,000   17,302
    Cleanup Corp...........................................    600    4,797
    CMIC Holdings Co., Ltd.................................  1,200   19,810
*   CMK Corp...............................................  2,600   12,213
    Coca-Cola East Japan Co., Ltd..........................  3,600   69,472
    Coca-Cola West Co., Ltd................................  5,900  163,025
    Cocokara fine, Inc.....................................    400   14,164
#   COLOPL, Inc............................................  4,500   67,265
#   Colowide Co., Ltd......................................  4,200   78,297
    COMSYS Holdings Corp...................................  6,500  108,115
*   Concordia Financial Group, Ltd......................... 23,410   99,507
    COOKPAD, Inc...........................................  2,700   37,845
    Cosmos Pharmaceutical Corp.............................    700  146,899
    Create Restaurants Holdings, Inc.......................    900    9,290
    Create SD Holdings Co., Ltd............................  1,600   39,003
    Credit Saison Co., Ltd.................................  8,700  144,874
#   CROOZ, Inc.............................................  1,200   22,462
    CyberAgent, Inc........................................  4,400  248,459
    Dai Nippon Printing Co., Ltd........................... 23,000  256,785
    Dai-Dan Co., Ltd.......................................  1,000    8,214
    Dai-ichi Life Insurance Co., Ltd. (The)................ 33,000  426,377
    Daicel Corp............................................ 16,300  182,794
    Daido Metal Co., Ltd...................................  3,000   33,701
    Daido Steel Co., Ltd................................... 21,000   85,224
    Daidoh, Ltd............................................    500    2,155
    Daifuku Co., Ltd.......................................  4,800  100,858
#   Daihatsu Motor Co., Ltd................................  6,400   96,120
    Daihen Corp............................................  6,000   30,790
    Daiho Corp.............................................  8,000   44,150
    Daiichi Jitsugyo Co., Ltd..............................  2,000    9,587
    Daiichi Sankyo Co., Ltd................................  6,300  150,233
    Daiichikosho Co., Ltd..................................  4,100  187,170

                                     1265

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                            SHARES VALUE++
                                                            ------ --------
JAPAN -- (Continued)
    Daikin Industries, Ltd.................................  5,700 $494,323
    Daikokutenbussan Co., Ltd..............................    400   17,398
#   Daio Paper Corp........................................  1,200   13,504
    Daisan Bank, Ltd. (The)................................ 13,000   22,578
#   Daishi Bank, Ltd. (The)................................ 15,000   56,971
    Daito Pharmaceutical Co., Ltd..........................    500   11,395
#   Daito Trust Construction Co., Ltd......................  2,200  369,423
    Daiwa House Industry Co., Ltd.......................... 11,400  319,666
    Daiwa Industries, Ltd..................................  3,000   27,310
    Daiwa Securities Group, Inc............................ 42,000  235,720
    Daiwabo Holdings Co., Ltd..............................  8,000   18,667
#   DCM Holdings Co., Ltd..................................  5,800   49,581
    Dena Co., Ltd..........................................  4,500  115,057
    Denka Co., Ltd......................................... 11,000   47,702
    Denso Corp.............................................  8,100  313,629
    Dentsu, Inc............................................  5,300  253,206
    Denyo Co., Ltd.........................................  2,000   20,823
    Descente, Ltd..........................................  2,000   22,275
    DIC Corp...............................................  8,400  198,204
#   Digital Garage, Inc....................................  1,300   24,698
    Dip Corp...............................................  1,300   39,113
    Disco Corp.............................................  1,300  133,227
    DKS Co., Ltd...........................................  8,000   26,484
    DMG Mori Co., Ltd......................................  9,100   94,488
    Don Quijote Holdings Co., Ltd..........................  3,000  117,741
    Doshisha Co., Ltd......................................  1,400   29,286
    Doutor Nichires Holdings Co., Ltd......................  1,900   36,511
#   Dowa Holdings Co., Ltd................................. 19,000  100,157
    DTS Corp...............................................  1,600   31,568
    Duskin Co., Ltd........................................  3,400   61,811
    Eagle Industry Co., Ltd................................  1,900   23,961
    Earth Chemical Co., Ltd................................    900   42,671
    East Japan Railway Co..................................  3,800  348,573
    Ebara Corp............................................. 55,000  299,112
#   EDION Corp.............................................  3,900   32,550
#   Ehime Bank, Ltd. (The).................................  8,000   19,261
    Eighteenth Bank, Ltd. (The)............................ 11,000   30,687
    Eiken Chemical Co., Ltd................................  1,100   25,639
    Eisai Co., Ltd.........................................  4,800  280,663
    Eizo Corp..............................................  1,100   29,998
#   Elecom Co., Ltd........................................  1,000   23,038
    en-japan, Inc..........................................  1,600   28,809
    EPS Holdings, Inc......................................  2,000   27,258
    ESPEC Corp.............................................  2,200   29,249
#*  euglena Co., Ltd.......................................  2,100   28,390
    Exedy Corp.............................................  1,900   44,868
    Ezaki Glico Co., Ltd...................................  1,500   89,794
#   F@N Communications, Inc................................  1,600   12,977
    FALCO HOLDINGS Co., Ltd................................    200    2,681
    Fancl Corp.............................................  1,500   25,116
    FANUC Corp.............................................  3,900  652,111
    Fast Retailing Co., Ltd................................  2,200  709,955
    FCC Co., Ltd...........................................  2,100   40,856

                                     1266

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                            SHARES  VALUE++
                                                            ------- --------
JAPAN -- (Continued)
    Ferrotec Corp..........................................   3,900 $ 50,897
    FIDEA Holdings Co., Ltd................................   5,200    7,724
    Fields Corp............................................   1,900   24,531
    Financial Products Group Co., Ltd......................   5,400   53,958
    FINDEX, Inc............................................     600    6,670
    Foster Electric Co., Ltd...............................   1,900   36,464
    FP Corp................................................   2,400  125,310
#   Fudo Tetra Corp........................................  10,600   18,518
    Fuji Co., Ltd..........................................   1,000   21,860
    Fuji Corp., Ltd........................................   1,100    7,455
    Fuji Electric Co., Ltd.................................  25,000  110,341
    Fuji Heavy Industries, Ltd.............................  23,200  886,351
#   Fuji Machine Manufacturing Co., Ltd....................   2,100   21,496
    Fuji Media Holdings, Inc...............................   2,800   33,386
*   Fuji Oil Co., Ltd......................................   3,700   11,232
    Fuji Oil Holdings, Inc.................................   3,300   72,380
    Fuji Seal International, Inc...........................   1,300   51,165
    Fuji Soft, Inc.........................................   1,700   42,144
    Fujibo Holdings, Inc...................................  10,000   29,588
    FUJIFILM Holdings Corp.................................   5,000  179,392
    Fujikura, Ltd..........................................  18,000  101,395
    Fujitec Co., Ltd.......................................   6,000   57,653
    Fujitsu Frontech, Ltd..................................   2,400   23,585
    Fujitsu General, Ltd...................................   3,000   70,233
    Fujitsu, Ltd........................................... 145,000  601,965
    FuKoKu Co., Ltd........................................     200    1,498
    Fukuda Corp............................................   3,000   33,283
    Fukuda Denshi Co., Ltd.................................     400   24,364
    Fukui Bank, Ltd. (The).................................  13,000   34,188
    Fukuoka Financial Group, Inc...........................  57,000  217,776
    Fukushima Bank, Ltd. (The).............................  33,000   30,277
    Fukushima Industries Corp..............................     800   27,301
#   Fukuyama Transporting Co., Ltd.........................   6,000   34,095
#   FULLCAST Holdings Co., Ltd.............................   4,000   33,731
    Funai Electric Co., Ltd................................     300    2,587
#   Furukawa Battery Co., Ltd. (The).......................   2,000   12,093
    Furukawa Co., Ltd......................................  17,000   27,621
    Furukawa Electric Co., Ltd.............................  29,000   75,719
    Furuno Electric Co., Ltd...............................   2,200   11,041
    Furusato Industries, Ltd...............................   1,600   22,012
    Fuso Chemical Co., Ltd.................................     900   14,237
    Fuso Pharmaceutical Industries, Ltd....................   2,000    5,535
    Futaba Corp............................................   2,100   38,890
    Futaba Industrial Co., Ltd.............................   7,200   36,758
    Future Corp............................................   3,000   23,765
    Fuyo General Lease Co., Ltd............................   1,100   49,919
    G-Tekt Corp............................................   2,200   33,581
    GCA Savvian Corp.......................................     700    6,057
    Gecoss Corp............................................     800    7,222
#   Geo Holdings Corp......................................   1,700   24,555
    GLOBERIDE, Inc.........................................   1,800   29,754
    Glory, Ltd.............................................   6,200  172,054
    GMO internet, Inc......................................   4,700   60,858

                                     1267

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                            SHARES  VALUE++
                                                            ------- --------
JAPAN -- (Continued)
    GMO Payment Gateway, Inc...............................   1,300 $ 74,598
*   Gree, Inc..............................................   5,400   27,274
    GS Yuasa Corp..........................................  30,000  122,750
    Gun-Ei Chemical Industry Co., Ltd......................   1,000    2,978
#   GungHo Online Entertainment, Inc.......................  37,600   84,820
    Gunma Bank, Ltd. (The).................................  14,000   56,445
    Gunze, Ltd.............................................   8,000   22,994
    Gurunavi, Inc..........................................   1,600   42,178
    H2O Retailing Corp.....................................   4,160   54,634
    Hachijuni Bank, Ltd. (The).............................  17,000   79,530
    Hakuhodo DY Holdings, Inc..............................   7,600   88,701
    Hakuto Co., Ltd........................................     400    3,626
    Hamakyorex Co., Ltd....................................   1,000   18,190
    Hamamatsu Photonics K.K................................   3,100   91,011
    Hankyu Hanshin Holdings, Inc...........................   4,600  171,135
    Hanwa Co., Ltd.........................................  12,000   64,196
#   Happinet Corp..........................................   1,400   15,224
#   Harmonic Drive Systems, Inc............................   2,100   65,423
    Haseko Corp............................................  31,100  326,825
    Hazama Ando Corp.......................................  13,500   83,204
    Heiwa Corp.............................................   3,100   63,689
    Heiwado Co., Ltd.......................................   1,800   34,821
    HI-LEX Corp............................................   1,200   31,836
    Hibiya Engineering, Ltd................................   1,900   30,870
    Hiday Hidaka Corp......................................   1,152   28,636
    Hikari Tsushin, Inc....................................   1,100   91,373
    Hino Motors, Ltd.......................................  22,900  239,147
    Hirose Electric Co., Ltd...............................     900  111,323
    Hiroshima Bank, Ltd. (The).............................  33,000  119,501
    Hisamitsu Pharmaceutical Co., Inc......................   1,300   73,504
    Hitachi Capital Corp...................................   4,400   80,352
    Hitachi Chemical Co., Ltd..............................  10,100  210,672
    Hitachi Construction Machinery Co., Ltd................  10,900  177,270
    Hitachi High-Technologies Corp.........................   4,800  163,307
    Hitachi Koki Co., Ltd..................................   3,900   26,151
    Hitachi Kokusai Electric, Inc..........................   4,000   63,937
    Hitachi Maxell, Ltd....................................     100    1,671
    Hitachi Metals, Ltd....................................  19,110  212,461
    Hitachi Transport System, Ltd..........................   1,900   37,038
    Hitachi Zosen Corp.....................................  10,000   50,652
    Hitachi, Ltd........................................... 105,000  479,758
    Hitachi, Ltd. ADR......................................   3,100  141,050
    Hogy Medical Co., Ltd..................................     300   19,278
    Hokkoku Bank, Ltd. (The)...............................  12,000   37,708
    Hokuetsu Bank, Ltd. (The)..............................  16,000   33,143
    Hokuetsu Kishu Paper Co., Ltd..........................   4,100   28,991
    Hokuhoku Financial Group, Inc..........................  11,000   14,117
    Honda Motor Co., Ltd...................................  27,200  736,788
    Honda Motor Co., Ltd. Sponsored ADR....................  20,519  556,475
#   Honeys Co., Ltd........................................   2,200   29,462
    Horiba, Ltd............................................   2,000   93,589
    Hoshizaki Corp.........................................   1,600  144,784
    Hosokawa Micron Corp...................................   2,000   10,570

                                     1268

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                            SHARES  VALUE++
                                                            ------- --------
JAPAN -- (Continued)
    House Foods Group, Inc.................................   4,100 $100,429
    Hulic Co., Ltd.........................................   2,500   25,932
#   Hyakugo Bank, Ltd. (The)...............................  13,000   49,991
    Hyakujushi Bank, Ltd. (The)............................  11,000   36,762
    IBJ Leasing Co., Ltd...................................   1,300   23,605
    Ichibanya Co., Ltd.....................................     200    6,686
    Ichiyoshi Securities Co., Ltd..........................   2,000   15,497
#   IDOM, Inc..............................................   3,400   17,216
    IHI Corp............................................... 131,000  364,506
    Iida Group Holdings Co., Ltd...........................   5,220  103,345
    Imasen Electric Industrial.............................   2,500   22,482
#   Imperial Hotel, Ltd....................................     400    8,258
    Inaba Denki Sangyo Co., Ltd............................   1,200   43,456
    Inabata & Co., Ltd.....................................   2,200   21,962
    Inageya Co., Ltd.......................................   2,000   27,437
    Ines Corp..............................................     500    5,315
    Information Services International-Dentsu, Ltd.........   1,400   27,297
    Intage Holdings, Inc...................................     300    4,793
    Internet Initiative Japan, Inc.........................   1,900   40,090
    Inui Global Logistics Co., Ltd.........................   1,600   14,597
    Iseki & Co., Ltd.......................................  16,000   34,833
    Isetan Mitsukoshi Holdings, Ltd........................  16,140  158,592
*   Ishihara Sangyo Kaisha, Ltd............................  29,000   18,802
    Isuzu Motors, Ltd......................................  42,600  551,462
    Ito En, Ltd............................................   6,400  236,144
    Itochu Enex Co., Ltd...................................   3,100   26,579
    Itochu Techno-Solutions Corp...........................   2,100   50,424
    Itochu-Shokuhin Co., Ltd...............................     300   12,175
*   Itoham Yonekyu Holdings, Inc...........................   9,000   92,651
    Itoki Corp.............................................   4,700   26,627
    IwaiCosmo Holdings, Inc................................   1,000    8,759
    Iwasaki Electric Co., Ltd..............................   7,000   10,397
    Iwatani Corp...........................................  21,000  121,994
    Iyo Bank, Ltd. (The)...................................  11,000   70,895
    Izumi Co., Ltd.........................................   2,700  117,105
    J Front Retailing Co., Ltd.............................  17,500  201,937
    J Trust Co., Ltd.......................................   5,400   40,771
    J-Oil Mills, Inc.......................................  12,000   40,552
    Jaccs Co., Ltd.........................................  10,000   46,331
    Jafco Co., Ltd.........................................   1,200   31,432
#   Jamco Corp.............................................     700   13,898
#   Japan Airport Terminal Co., Ltd........................   1,300   57,267
    Japan Digital Laboratory Co., Ltd......................     800   11,031
#   Japan Drilling Co., Ltd................................     500   10,517
    Japan Exchange Group, Inc..............................  21,300  300,185
    Japan Petroleum Exploration Co., Ltd...................   3,400   70,972
    Japan Pulp & Paper Co., Ltd............................   5,000   17,814
    Japan Radio Co., Ltd...................................   9,000   25,395
    Japan Securities Finance Co., Ltd......................   6,700   27,097
    Japan Steel Works, Ltd. (The)..........................  21,000   93,943
    Japan Wool Textile Co., Ltd. (The).....................   5,000   34,938
    JCU Corp...............................................     300    9,735
    Jeol, Ltd..............................................  10,000   40,077

                                     1269

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                            SHARES   VALUE++
                                                            ------- ----------
JAPAN -- (Continued)
    JGC Corp...............................................   8,000 $  117,117
    Jimoto Holdings, Inc...................................  10,800     16,570
#   Jin Co., Ltd...........................................     700     29,041
    Joshin Denki Co., Ltd..................................   2,000     16,797
    Joyo Bank, Ltd. (The)..................................  10,000     39,076
    JSP Corp...............................................     800     18,478
    JSR Corp...............................................  13,700    187,128
    JTEKT Corp.............................................   7,700    107,553
    Juki Corp..............................................   1,800     15,438
    Juroku Bank, Ltd. (The)................................  20,000     57,028
    Justsystems Corp.......................................     600      5,154
#   JVC Kenwood Corp.......................................   3,820      8,788
    JX Holdings, Inc.......................................  68,620    259,992
    K&O Energy Group, Inc..................................     900     12,836
#   K's Holdings Corp......................................   4,638     85,728
    kabu.com Securities Co., Ltd...........................   5,800     19,314
*   Kadokawa Dwango........................................   2,302     31,019
    Kaga Electronics Co., Ltd..............................   1,200     14,839
    Kagome Co., Ltd........................................   1,400     38,070
    Kajima Corp............................................  27,403    202,558
#   Kakaku.com, Inc........................................   5,000    103,733
#   Kaken Pharmaceutical Co., Ltd..........................   2,300    152,091
#   Kakiyasu Honten Co., Ltd...............................   1,500     26,995
    Kameda Seika Co., Ltd..................................   1,100     60,612
    Kamei Corp.............................................   2,000     16,317
    Kamigumi Co., Ltd......................................  15,000    134,990
    Kanagawa Chuo Kotsu Co., Ltd...........................   4,000     24,109
    Kanamoto Co., Ltd......................................   2,000     41,689
    Kandenko Co., Ltd......................................   6,000     58,808
    Kaneka Corp............................................  21,000    158,151
    Kanematsu Corp.........................................  27,000     44,178
    Kansai Paint Co., Ltd..................................   9,000    188,476
    Kansai Urban Banking Corp..............................   3,200     32,936
    Kanto Denka Kogyo Co., Ltd.............................   2,000     21,607
    Kao Corp...............................................  15,200    818,568
    Kasai Kogyo Co., Ltd...................................   1,100     10,885
#   Katakura Industries Co., Ltd...........................   1,200     14,248
    Kato Sangyo Co., Ltd...................................     900     21,711
    Kato Works Co., Ltd....................................   5,000     21,487
#   KAWADA TECHNOLOGIES, Inc...............................     200      7,029
    Kawasaki Heavy Industries, Ltd......................... 105,000    308,897
    KDDI Corp..............................................  59,100  1,813,608
    Keihan Holdings Co., Ltd...............................  31,000    222,903
    Keihanshin Building Co., Ltd...........................   1,700      8,481
    Keihin Corp............................................   2,700     42,284
    Keikyu Corp............................................  13,000    131,704
    Keio Corp..............................................  17,000    158,177
    Keisei Electric Railway Co., Ltd.......................   5,000     65,548
#   Keiyo Bank, Ltd. (The).................................  18,000     76,721
    Kenedix, Inc...........................................   7,900     31,811
    Kewpie Corp............................................   6,400    197,065
    Keyence Corp...........................................     800    564,299
    Kikkoman Corp..........................................   4,000    142,030

                                     1270

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                            SHARES VALUE++
                                                            ------ --------
JAPAN -- (Continued)
    Kinden Corp............................................  8,200 $ 98,975
    Kintetsu Group Holdings Co., Ltd....................... 53,000  228,965
    Kintetsu World Express, Inc............................  1,600   22,231
    Kinugawa Rubber Industrial Co., Ltd....................  2,000   15,146
    Kirin Holdings Co., Ltd................................ 23,400  401,597
    Kissei Pharmaceutical Co., Ltd.........................    600   13,666
    Kita-Nippon Bank, Ltd. (The)...........................    600   17,164
    Kitagawa Iron Works Co., Ltd...........................  5,000    8,535
    Kitz Corp..............................................  7,500   40,164
    Kiyo Bank, Ltd. (The)..................................  3,800   55,289
#*  KLab, Inc..............................................  4,800   28,417
    Kobayashi Pharmaceutical Co., Ltd......................  1,800   84,952
#   Kobe Bussan Co., Ltd...................................  1,100   21,922
*   Kobe Electric Railway Co., Ltd.........................  4,000   14,306
    Kohnan Shoji Co., Ltd..................................  1,900   38,926
    Koito Manufacturing Co., Ltd...........................  6,200  306,138
    Kokuyo Co., Ltd........................................  4,400   64,672
    Komatsu, Ltd........................................... 31,000  602,384
    Komeri Co., Ltd........................................  1,300   29,260
    Komori Corp............................................  2,800   31,279
    Konami Holdings Corp...................................  3,800  147,332
    Konica Minolta, Inc.................................... 18,100  145,463
    Konishi Co., Ltd.......................................    600    7,859
    Konoike Transport Co., Ltd.............................  1,000   11,569
    Kose Corp..............................................  2,400  221,013
    Kotobuki Spirits Co., Ltd..............................    600   18,176
    Kubota Corp............................................ 22,300  323,063
    Kubota Corp. Sponsored ADR.............................  1,000   72,865
    Kumagai Gumi Co., Ltd.................................. 34,000  113,171
    Kura Corp..............................................  1,000   52,751
    Kurabo Industries, Ltd................................. 13,000   24,376
    Kuraray Co., Ltd....................................... 17,200  216,927
    Kureha Corp............................................ 11,000   45,776
    Kurimoto, Ltd..........................................  8,000   12,975
    Kurita Water Industries, Ltd...........................  4,800  106,393
    Kuroda Electric Co., Ltd...............................  1,800   32,953
#   Kusuri No Aoki Co., Ltd................................  1,400   72,182
    KYB Corp............................................... 13,000   46,195
#   Kyocera Corp...........................................  6,200  293,730
    Kyocera Corp. Sponsored ADR............................  2,000   94,160
    Kyodo Printing Co., Ltd................................  5,000   16,043
    Kyokuto Kaihatsu Kogyo Co., Ltd........................  2,700   27,783
    Kyokuto Securities Co., Ltd............................  1,500   18,184
#   Kyokuyo Co., Ltd.......................................  2,000    5,175
    KYORIN Holdings, Inc...................................  2,000   42,781
    Kyosan Electric Manufacturing Co., Ltd.................  2,000    7,105
    Kyowa Exeo Corp........................................  4,900   63,746
#   Kyudenko Corp..........................................  4,000  140,614
    Kyushu Financial Group, Inc............................  6,440   35,579
#*  Laox Co., Ltd..........................................    600    3,998
#   Lasertec Corp..........................................  1,500   21,001
    Lawson, Inc............................................  5,300  408,091
    LEC, Inc...............................................    400    7,128

                                     1271

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                            SHARES  VALUE++
                                                            ------- --------
JAPAN -- (Continued)
    Life Corp..............................................   1,400 $ 41,120
    Lintec Corp............................................   2,300   48,691
    Lion Corp..............................................  11,000  166,813
    LIXIL Group Corp.......................................  18,400  342,220
    M3, Inc................................................   8,300  265,592
    Mabuchi Motor Co., Ltd.................................   2,100   95,093
    Macnica Fuji Electronics Holdings, Inc.................   2,500   24,224
    Maeda Corp.............................................   7,000   63,584
    Maeda Road Construction Co., Ltd.......................   3,000   56,797
    Makino Milling Machine Co., Ltd........................   7,000   39,309
    Makita Corp............................................   3,700  260,316
    Mandom Corp............................................   1,000   44,099
    Mani, Inc..............................................     900   18,299
    Mars Engineering Corp..................................     300    6,148
    Marubun Corp...........................................     800    4,645
    Marudai Food Co., Ltd..................................   4,000   19,172
    Maruha Nichiro Corp....................................   2,100   53,256
    Marui Group Co., Ltd...................................   8,300  119,700
#   Marusan Securities Co., Ltd............................   2,500   20,698
    Maruzen Showa Unyu Co., Ltd............................   3,000   11,975
#   Marvelous, Inc.........................................   3,000   23,033
    Matsui Securities Co., Ltd.............................   6,500   56,946
    Matsumotokiyoshi Holdings Co., Ltd.....................   1,500   66,145
#   Matsuya Co., Ltd.......................................   2,200   16,687
    Max Co., Ltd...........................................   2,000   25,585
    Mazda Motor Corp.......................................  42,200  617,176
#   McDonald's Holdings Co. Japan, Ltd.....................   1,100   33,724
    Medipal Holdings Corp..................................   4,700   76,911
#   Megachips Corp.........................................   2,600   31,516
    Megmilk Snow Brand Co., Ltd............................   2,100   72,729
    Meidensha Corp.........................................  15,000   51,322
    MEIJI Holdings Co., Ltd................................   4,200  437,876
    Meitec Corp............................................   2,500   83,216
    Michinoku Bank, Ltd. (The).............................   9,000   16,943
    Micronics Japan Co., Ltd...............................   1,600   14,133
    Mie Bank, Ltd. (The)...................................   6,000   11,984
    Milbon Co., Ltd........................................     800   34,478
    Mimasu Semiconductor Industry Co., Ltd.................   1,000   10,300
    Minato Bank, Ltd. (The)................................   8,000   13,672
    Minebea Co., Ltd.......................................  27,000  214,119
    Ministop Co., Ltd......................................     700   11,755
    Miraca Holdings, Inc...................................   4,900  225,693
    Mirait Holdings Corp...................................   2,600   27,689
#   Misawa Homes Co., Ltd..................................   1,700   12,474
    MISUMI Group, Inc......................................  11,500  211,220
    Mitani Corp............................................   1,000   30,807
    Mito Securities Co., Ltd...............................     800    1,863
    Mitsuba Corp...........................................   2,000   23,633
    Mitsubishi Chemical Holdings Corp...................... 109,600  592,004
    Mitsubishi Electric Corp...............................  50,000  582,923
    Mitsubishi Estate Co., Ltd.............................  19,000  353,354
    Mitsubishi Gas Chemical Co., Inc.......................  28,000  159,522
    Mitsubishi Heavy Industries, Ltd....................... 121,000  514,371

                                     1272

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                            SHARES   VALUE++
                                                            ------- ----------
JAPAN -- (Continued)
#   Mitsubishi Logistics Corp..............................   6,000 $   83,542
    Mitsubishi Motors Corp.................................  47,300    220,490
    Mitsubishi Nichiyu Forklift Co., Ltd...................   2,600     13,974
*   Mitsubishi Paper Mills, Ltd............................  11,000      7,701
#   Mitsubishi Pencil Co., Ltd.............................     600     29,253
    Mitsubishi Shokuhin Co., Ltd...........................     100      2,768
    Mitsubishi Tanabe Pharma Corp..........................   9,700    181,073
    Mitsubishi UFJ Financial Group, Inc.................... 285,000  1,440,824
    Mitsubishi UFJ Financial Group, Inc. Sponsored ADR.....  27,043    137,919
    Mitsubishi UFJ Lease & Finance Co., Ltd................  24,400     98,176
    Mitsuboshi Belting, Ltd................................   4,000     33,704
    Mitsui Chemicals, Inc..................................  67,000    283,398
#   Mitsui Engineering & Shipbuilding Co., Ltd............. 105,000    152,706
#   Mitsui High-Tec, Inc...................................   1,100      7,629
    Mitsui Home Co., Ltd...................................   3,000     13,349
#   Mitsui Mining & Smelting Co., Ltd......................  48,000     91,096
    Mitsui Sugar Co., Ltd..................................   8,000     39,870
    Mitsui-Soko Holdings Co., Ltd..........................   7,000     18,480
    Miura Co., Ltd.........................................   2,000     45,820
    Miyazaki Bank, Ltd. (The)..............................   7,000     20,285
    Mizuho Financial Group, Inc............................ 481,340    772,226
    Mizuho Financial Group, Inc. ADR.......................  28,400     90,596
    Mizuno Corp............................................   6,000     31,384
    Mochida Pharmaceutical Co., Ltd........................     400     30,500
#   Monex Group, Inc.......................................  13,000     31,970
#   MonotaRO Co., Ltd......................................   4,000    116,288
    Morinaga & Co., Ltd....................................  11,000     72,551
    Morinaga Milk Industry Co., Ltd........................  14,000    103,928
    Morita Holdings Corp...................................   3,000     41,136
    Mory Industries, Inc...................................   2,000      6,024
    MS&AD Insurance Group Holdings, Inc....................  11,452    329,952
#   MTI, Ltd...............................................   1,800     11,991
    Musashi Seimitsu Industry Co., Ltd.....................   1,700     34,947
#   Musashino Bank, Ltd. (The).............................   1,700     42,552
    Nabtesco Corp..........................................   7,400    199,055
    Nachi-Fujikoshi Corp...................................   9,000     29,295
#   Nagano Bank, Ltd. (The)................................   7,000     13,442
    Nagase & Co., Ltd......................................   7,200     83,792
    Nagoya Railroad Co., Ltd...............................  26,000    146,057
    Nakamuraya Co., Ltd....................................   1,000      4,634
    Nakanishi, Inc.........................................   1,000     34,513
#   Namura Shipbuilding Co., Ltd...........................   1,700      9,600
    Nankai Electric Railway Co., Ltd.......................  21,000    116,272
    Nanto Bank, Ltd. (The).................................  16,000     62,753
    Natori Co., Ltd........................................     500      7,476
    NEC Corp............................................... 233,000    636,291
    NEC Networks & System Integration Corp.................   1,600     29,392
    NET One Systems Co., Ltd...............................   3,200     21,667
    Nexon Co., Ltd.........................................   3,700     54,852
#   Next Co., Ltd..........................................   2,900     27,941
    NHK Spring Co., Ltd....................................   8,600     75,159
    Nichi-iko Pharmaceutical Co., Ltd......................   2,900     62,436
    Nichia Steel Works, Ltd................................   1,000      2,229

                                     1273

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                            SHARES VALUE++
                                                            ------ --------
JAPAN -- (Continued)
    Nichias Corp...........................................  4,000 $ 32,335
    Nichiha Corp...........................................  2,000   38,703
#   Nichii Gakkan Co., Ltd.................................  3,100   21,870
    Nichirei Corp.......................................... 14,000  133,591
    Nichireki Co., Ltd.....................................  3,000   20,660
    Nidec Corp.............................................  3,800  344,816
    Nidec Corp. Sponsored ADR..............................  7,900  179,251
    Nifco, Inc.............................................  3,100  174,100
    Nihon Chouzai Co., Ltd.................................    400   17,368
    Nihon House Holdings Co., Ltd..........................    700    2,393
    Nihon Kohden Corp......................................  3,900  107,995
    Nihon M&A Center, Inc..................................  2,800  171,647
    Nihon Parkerizing Co., Ltd.............................  4,200   50,553
    Nihon Unisys, Ltd......................................  4,400   59,975
    Nihon Yamamura Glass Co., Ltd..........................  3,000    4,731
    Nikkiso Co., Ltd.......................................  3,000   21,000
    Nikkon Holdings Co., Ltd...............................  4,200   83,847
    Nikon Corp............................................. 13,300  187,939
#   Nintendo Co., Ltd......................................  1,700  352,865
    Nippo Corp.............................................  3,000   55,148
    Nippon Beet Sugar Manufacturing Co., Ltd............... 15,000   27,824
#   Nippon Carbon Co., Ltd.................................  9,000   16,879
    Nippon Chemi-Con Corp..................................  6,000    8,779
#   Nippon Coke & Engineering Co., Ltd.....................  3,500    2,265
    Nippon Densetsu Kogyo Co., Ltd.........................  2,000   39,992
    Nippon Express Co., Ltd................................ 31,000  156,377
    Nippon Flour Mills Co., Ltd............................  7,000   51,071
    Nippon Gas Co., Ltd....................................  2,400   56,998
    Nippon Kayaku Co., Ltd................................. 11,000  113,780
    Nippon Koei Co., Ltd...................................  4,000   12,769
    Nippon Light Metal Holdings Co., Ltd................... 43,800   99,431
    Nippon Paint Holdings Co., Ltd.........................  5,600  152,987
#   Nippon Paper Industries Co., Ltd.......................  2,300   41,848
    Nippon Pillar Packing Co., Ltd.........................    800    8,321
    Nippon Road Co., Ltd. (The)............................  5,000   20,485
    Nippon Seiki Co., Ltd..................................  1,000   16,569
#*  Nippon Sharyo, Ltd.....................................  8,000   21,634
*   Nippon Sheet Glass Co., Ltd............................ 51,800   37,917
    Nippon Shinyaku Co., Ltd...............................    700   38,370
    Nippon Shokubai Co., Ltd...............................  1,600  100,631
    Nippon Signal Co., Ltd.................................  2,700   25,757
    Nippon Soda Co., Ltd...................................  7,000   30,710
    Nippon Steel & Sumikin Bussan Corp..................... 12,000   41,067
    Nippon Suisan Kaisha, Ltd.............................. 14,400   71,479
    Nippon Synthetic Chemical Industry Co., Ltd. (The).....  4,000   24,873
    Nippon Thompson Co., Ltd...............................  3,000    9,824
    Nippon Valqua Industries, Ltd..........................  3,000    7,815
    Nippon Yakin Kogyo Co., Ltd............................  2,000    2,600
#   Nipro Corp............................................. 10,900  135,275
    Nishi-Nippon City Bank, Ltd. (The)..................... 32,000   61,944
    Nishi-Nippon Railroad Co., Ltd......................... 15,000   78,201
    Nishimatsu Construction Co., Ltd....................... 19,000   94,201
    Nishimatsuya Chain Co., Ltd............................  2,600   37,079

                                     1274

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                            SHARES   VALUE++
                                                            ------- ----------
JAPAN -- (Continued)
    Nishio Rent All Co., Ltd...............................     800 $   19,373
    Nissan Chemical Industries, Ltd........................   5,200    166,126
    Nissan Motor Co., Ltd.................................. 107,800  1,044,417
    Nissan Shatai Co., Ltd.................................   4,000     39,916
    Nissei ASB Machine Co., Ltd............................     100      1,807
    Nissei Build Kogyo Co., Ltd............................   6,000     32,954
#   Nissha Printing Co., Ltd...............................   2,300     45,529
    Nisshin Oillio Group, Ltd. (The).......................  11,000     52,029
    Nisshin Seifun Group, Inc..............................   3,880     64,049
    Nisshinbo Holdings, Inc................................   8,000     74,453
    Nissin Corp............................................   4,000     12,056
    Nissin Electric Co., Ltd...............................   6,000    103,172
    Nissin Foods Holdings Co., Ltd.........................     500     28,385
#   Nissin Kogyo Co., Ltd..................................   2,100     31,108
    Nitori Holdings Co., Ltd...............................   1,700    211,433
    Nitta Corp.............................................     800     19,902
    Nitto Boseki Co., Ltd..................................   8,000     28,997
    Nitto Denko Corp.......................................   7,500    502,656
    Nitto Kogyo Corp.......................................     700      9,586
#   Nittoc Construction Co., Ltd...........................   1,700      7,550
    NOF Corp...............................................   8,000     69,007
    Nohmi Bosai, Ltd.......................................   3,000     45,011
    Nojima Corp............................................   2,400     41,808
    Nomura Co., Ltd........................................   1,000     14,971
    Nomura Holdings, Inc...................................  49,100    221,007
    Nomura Holdings, Inc. Sponsored ADR....................  48,288    215,847
    Nomura Real Estate Holdings, Inc.......................   6,600    113,825
    Nomura Research Institute, Ltd.........................   2,420     85,355
    Noritake Co., Ltd......................................  10,000     23,220
    Noritz Corp............................................   2,100     41,081
    North Pacific Bank, Ltd................................  21,400     69,859
    NS Solutions Corp......................................   2,600     49,086
    NSK, Ltd...............................................  19,900    167,389
    NTN Corp...............................................  32,000    102,883
    NTT Data Corp..........................................   4,200    208,417
    NTT DOCOMO, Inc........................................  38,100  1,034,961
    NTT DOCOMO, Inc. Sponsored ADR.........................   6,786    185,326
    Obara Group, Inc.......................................   1,100     45,290
    Obayashi Corp..........................................  27,100    296,386
    Obic Co., Ltd..........................................   1,400     81,498
    Odakyu Electric Railway Co., Ltd.......................  11,000    130,229
    Ogaki Kyoritsu Bank, Ltd. (The)........................  16,000     52,653
    Ohara, Inc.............................................     300      1,576
    Ohsho Food Service Corp................................     600     22,922
    Oiles Corp.............................................   1,800     32,114
    Oita Bank, Ltd. (The)..................................   6,000     19,397
    Oji Holdings Corp......................................  16,000     66,726
    Okabe Co., Ltd.........................................   1,600     12,430
    Okamoto Industries, Inc................................   2,000     20,587
    Okamura Corp...........................................   3,000     30,982
#   Okasan Securities Group, Inc...........................   9,000     45,268
    Oki Electric Industry Co., Ltd.........................  67,000     91,083
#   Okinawa Cellular Telephone Co..........................     700     21,645

                                     1275

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                            SHARES VALUE++
                                                            ------ --------
JAPAN -- (Continued)
    OKUMA Corp.............................................  9,000 $ 68,465
    Okumura Corp...........................................  7,000   41,326
    Okura Industrial Co., Ltd..............................  2,000    5,892
    Okuwa Co., Ltd.........................................  2,000   20,499
    Olympus Corp...........................................  8,400  289,866
    Omron Corp.............................................  6,900  228,822
    Ono Pharmaceutical Co., Ltd............................  4,600  165,452
    Onoken Co., Ltd........................................  1,100   13,387
    Onward Holdings Co., Ltd...............................  8,000   55,169
    Optex Co., Ltd.........................................    300    6,936
    Oracle Corp. Japan.....................................  2,000  121,672
    Organo Corp............................................  2,000    7,819
*   Orient Corp............................................ 28,600   53,472
    Oriental Land Co., Ltd.................................  2,900  183,409
#   Origin Electric Co., Ltd...............................  2,000    5,344
    Osaka Gas Co., Ltd..................................... 63,000  254,258
    Osaka Soda Co., Ltd....................................  4,000   17,137
    Osaki Electric Co., Ltd................................  1,000    8,046
#   OSG Corp...............................................  7,700  128,277
#   OSJB Holdings Corp..................................... 11,900   23,890
    Otsuka Corp............................................  2,900  148,571
    Outsourcing, Inc.......................................    800   30,017
    Pacific Industrial Co., Ltd............................  2,100   23,616
#*  Pacific Metals Co., Ltd................................  7,000   18,946
    Pack Corp. (The).......................................    200    5,516
#   Pal Co., Ltd...........................................  1,100   25,844
    PALTAC Corp............................................  2,000   39,429
    PanaHome Corp..........................................  5,000   39,422
    Panasonic Corp......................................... 65,000  625,084
    Panasonic Corp. Sponsored ADR.......................... 24,160  232,178
    Paramount Bed Holdings Co., Ltd........................    800   30,379
    Parco Co., Ltd.........................................    900    7,548
    Paris Miki Holdings, Inc...............................  2,800   11,639
#   Pasona Group, Inc......................................    500    3,261
    PC Depot Corp..........................................  3,200   42,248
    Penta-Ocean Construction Co., Ltd...................... 22,100  134,376
#   Pigeon Corp............................................  7,800  195,115
    Pilot Corp.............................................  1,800   78,400
    Piolax, Inc............................................    500   25,332
#*  Pioneer Corp........................................... 22,000   39,995
    Plenus Co., Ltd........................................  1,100   19,601
    Pola Orbis Holdings, Inc...............................    600   59,063
    Press Kogyo Co., Ltd...................................  6,000   22,096
    Pressance Corp.........................................    300   13,337
#   Prestige International, Inc............................  1,000   15,092
    Prima Meat Packers, Ltd................................  5,000   15,910
    Pronexus, Inc..........................................    600    6,341
    Raito Kogyo Co., Ltd...................................  3,300   38,701
    Rakuten, Inc........................................... 13,400  151,643
    Recruit Holdings Co., Ltd..............................  6,000  227,915
    Rengo Co., Ltd......................................... 14,000   91,906
    Resona Holdings, Inc................................... 65,300  260,468
    Ricoh Co., Ltd......................................... 36,800  325,020

                                     1276

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                            SHARES VALUE++
                                                            ------ --------
JAPAN -- (Continued)
    Ricoh Leasing Co., Ltd.................................  1,700 $ 43,606
    Riken Corp.............................................  5,000   17,292
#   Ringer Hut Co., Ltd....................................  2,000   45,960
    Rinnai Corp............................................  1,000   97,919
    Riso Kagaku Corp.......................................  2,800   40,339
    Rohto Pharmaceutical Co., Ltd..........................  3,000   51,786
    Roland DG Corp.........................................    700   14,556
    Royal Holdings Co., Ltd................................  1,800   33,689
    Ryobi, Ltd.............................................  9,000   42,661
    Ryoden Corp............................................  2,000   12,569
    Ryohin Keikaku Co., Ltd................................    900  199,811
    Ryosan Co., Ltd........................................  1,400   43,158
#   S Foods, Inc...........................................    600   16,134
#   Sac's Bar Holdings, Inc................................  1,600   17,051
    Saizeriya Co., Ltd.....................................  1,800   40,160
    Sakai Chemical Industry Co., Ltd.......................  7,000   19,077
    Sakata INX Corp........................................  3,000   38,179
#   Sakata Seed Corp.......................................  1,800   44,316
    San-A Co., Ltd.........................................  1,400   69,906
    San-Ai Oil Co., Ltd....................................  4,000   26,856
#   Sanden Holdings Corp...................................  6,000   17,213
    Sangetsu Co., Ltd......................................  2,000   38,872
    Sanken Electric Co., Ltd...............................  6,000   21,115
    Sanki Engineering Co., Ltd.............................    600    5,209
#   Sankyo Tateyama, Inc...................................  1,400   21,299
    Sankyu, Inc............................................ 11,000   62,382
    Sanoh Industrial Co., Ltd..............................  1,100    6,091
#   Sanrio Co., Ltd........................................  2,600   46,135
    Sanshin Electronics Co., Ltd...........................  2,400   21,162
    Santen Pharmaceutical Co., Ltd......................... 17,900  297,655
    Sanwa Holdings Corp.................................... 12,600  131,006
    Sanyo Chemical Industries, Ltd.........................  7,000   60,784
    Sanyo Denki Co., Ltd...................................  2,000    9,431
    Sanyo Electric Railway Co., Ltd........................  7,000   34,257
#   Sanyo Shokai, Ltd......................................  9,000   16,662
    Sapporo Holdings, Ltd..................................  6,600  185,056
    Sato Holdings Corp.....................................  2,000   45,826
    Sawada Holdings Co., Ltd...............................  1,300   12,547
    Sawai Pharmaceutical Co., Ltd..........................  2,000  158,704
    SBI Holdings, Inc...................................... 23,500  254,486
    Screen Holdings Co., Ltd............................... 17,000  201,377
    SCSK Corp..............................................  1,743   72,710
    Secom Co., Ltd......................................... 10,200  768,372
    Sega Sammy Holdings, Inc...............................  8,300   90,887
    Seibu Holdings, Inc....................................  2,900   50,855
    Seikitokyu Kogyo Co., Ltd..............................    100      504
    Seiko Epson Corp....................................... 13,600  239,286
    Seiko Holdings Corp.................................... 11,000   36,039
    Seino Holdings Co., Ltd................................  7,800   79,434
    Seiren Co., Ltd........................................  1,800   17,519
    Sekisui House, Ltd..................................... 30,700  511,501
    Sekisui Jushi Corp.....................................  2,000   32,615
    Sekisui Plastics Co., Ltd..............................  5,000   16,373

                                     1277

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                            SHARES  VALUE++
                                                            ------ ----------
JAPAN -- (Continued)
    Senko Co., Ltd.........................................  6,320 $   39,595
    Senshu Ikeda Holdings, Inc............................. 13,800     59,931
#   Senshukai Co., Ltd.....................................  1,600     11,043
    Septeni Holdings Co., Ltd..............................    600     19,023
    Seria Co., Ltd.........................................  1,400    114,087
    Seven & I Holdings Co., Ltd............................ 22,100    917,660
    Seven Bank, Ltd........................................ 44,500    152,020
#*  Sharp Corp............................................. 91,000     81,275
    Shibuya Corp...........................................  1,400     25,327
#   Shiga Bank, Ltd. (The)................................. 14,000     66,650
    Shikoku Bank, Ltd. (The)............................... 17,000     37,018
    Shima Seiki Manufacturing, Ltd.........................  1,700     33,422
    Shimachu Co., Ltd......................................  2,900     65,121
    Shimadzu Corp.......................................... 12,000    173,673
    Shimamura Co., Ltd.....................................    800    116,714
    Shimano, Inc...........................................  2,200    344,059
    Shimizu Bank, Ltd. (The)...............................    500     13,523
    Shimizu Corp........................................... 17,000    173,272
    Shin-Etsu Chemical Co., Ltd............................  8,600    586,856
    Shin-Etsu Polymer Co., Ltd.............................  4,700     29,945
    Shindengen Electric Manufacturing Co., Ltd.............  6,000     22,516
    Shinko Electric Industries Co., Ltd....................  4,200     22,987
#   Shinko Plantech Co., Ltd...............................  2,900     20,991
    Shinko Shoji Co., Ltd..................................  1,000     10,159
    Shinmaywa Industries, Ltd..............................  4,000     26,516
#   Shinoken Group Co., Ltd................................    300      6,514
    Shinsei Bank, Ltd...................................... 56,000     84,009
    Shionogi & Co., Ltd....................................  5,800    300,833
    Ship Healthcare Holdings, Inc..........................  2,500     75,617
    Shiseido Co., Ltd...................................... 17,400    487,492
    Shizuoka Bank, Ltd. (The).............................. 15,000    111,313
    Shizuoka Gas Co., Ltd..................................  6,500     48,889
    Showa Corp.............................................  1,800     10,411
    Showa Denko KK......................................... 10,700    109,055
    Showa Sangyo Co., Ltd..................................  5,000     23,964
    Showa Shell Sekiyu K.K.................................  9,600     86,098
#   Siix Corp..............................................    600     22,092
    Sinanen Holdings Co., Ltd..............................  4,000     16,105
    Sinfonia Technology Co., Ltd........................... 11,000     19,471
    Sintokogio, Ltd........................................  4,000     31,501
    SKY Perfect JSAT Holdings, Inc......................... 11,300     49,802
#   Skylark Co., Ltd.......................................  5,300     70,603
    SMC Corp...............................................    800    209,184
    SMS Co., Ltd...........................................  2,000     47,231
    Sodick Co., Ltd........................................  1,800     14,083
    SoftBank Group Corp.................................... 33,284  1,832,121
    Sogo Medical Co., Ltd..................................    300     11,479
    Sohgo Security Services Co., Ltd.......................  2,000     98,766
    Sompo Japan Nipponkoa Holdings, Inc....................  7,200    232,555
    Sony Financial Holdings, Inc...........................  4,600     57,626
    Sotetsu Holdings, Inc.................................. 17,000     92,787
#   Sparx Group Co., Ltd...................................  7,000     12,442
    Square Enix Holdings Co., Ltd..........................  2,800     87,285

                                     1278

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                            SHARES   VALUE++
                                                            ------- ----------
JAPAN -- (Continued)
    St Marc Holdings Co., Ltd..............................   1,200 $   36,105
#   Star Micronics Co., Ltd................................   3,000     35,280
    Start Today Co., Ltd...................................   3,300    157,262
    Starts Corp., Inc......................................   2,900     58,073
    Starzen Co., Ltd.......................................     300     12,009
    Sugi Holdings Co., Ltd.................................   1,200     60,120
    Suminoe Textile Co., Ltd...............................   5,000      9,114
    Sumitomo Bakelite Co., Ltd.............................  14,000     67,186
    Sumitomo Chemical Co., Ltd............................. 132,231    585,250
    Sumitomo Dainippon Pharma Co., Ltd.....................   2,200     41,121
    Sumitomo Densetsu Co., Ltd.............................   2,100     23,602
    Sumitomo Electric Industries, Ltd......................  33,900    467,037
    Sumitomo Forestry Co., Ltd.............................   9,900    139,436
    Sumitomo Heavy Industries, Ltd.........................  43,000    204,011
    Sumitomo Metal Mining Co., Ltd.........................  14,000    168,278
    Sumitomo Mitsui Construction Co., Ltd..................  46,800     42,570
    Sumitomo Mitsui Financial Group, Inc...................  47,700  1,512,058
    Sumitomo Mitsui Trust Holdings, Inc....................  98,000    325,675
    Sumitomo Riko Co., Ltd.................................   2,500     22,350
#   Sumitomo Seika Chemicals Co., Ltd......................   4,000     24,082
    Sumitomo Warehouse Co., Ltd. (The).....................   8,000     42,001
    Sundrug Co., Ltd.......................................   1,500    130,120
    Suntory Beverage & Food, Ltd...........................   4,200    182,609
    Suruga Bank, Ltd.......................................   5,700    129,968
    Suzuken Co., Ltd.......................................   3,790    120,878
    Suzuki Motor Corp......................................  12,700    388,929
    Sysmex Corp............................................   6,500    450,266
    T Hasegawa Co., Ltd....................................   1,500     27,132
    T&D Holdings, Inc......................................  15,500    158,069
    T&K Toka Co., Ltd......................................   1,000      8,965
    T-Gaia Corp............................................     700     10,718
    Tachi-S Co., Ltd.......................................   1,500     25,781
    Tadano, Ltd............................................   7,900     76,223
    Taihei Dengyo Kaisha, Ltd..............................   3,000     30,695
    Taiho Kogyo Co., Ltd...................................   1,600     17,147
    Taikisha, Ltd..........................................   1,200     32,323
    Taiko Bank, Ltd. (The).................................   7,000     15,183
    Taisei Corp............................................  33,000    296,777
    Taisho Pharmaceutical Holdings Co., Ltd................     500     54,747
    Taiyo Holdings Co., Ltd................................   1,900     64,411
    Takara Holdings, Inc...................................   4,000     35,580
    Takara Standard Co., Ltd...............................   5,000     48,063
    Takasago International Corp............................   1,500     36,320
    Takashimaya Co., Ltd...................................  15,000    113,646
#*  Takata Corp............................................   1,000      4,012
    Takeda Pharmaceutical Co., Ltd.........................  11,800    525,787
    Takeei Corp............................................   3,000     25,628
    Takeuchi Manufacturing Co., Ltd........................   3,300     43,803
    Takiron Co., Ltd.......................................   2,000      9,748
    Takuma Co., Ltd........................................   2,000     17,339
#   Tamron Co., Ltd........................................   1,000     14,519
    Tamura Corp............................................   4,000     12,225
#   TASAKI & Co., Ltd......................................   1,200     14,523

                                     1279

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                            SHARES VALUE++
                                                            ------ --------
JAPAN -- (Continued)
    Tatsuta Electric Wire and Cable Co., Ltd...............  4,900 $ 15,890
    Tayca Corp.............................................  3,000   15,288
#   TechnoPro Holdings, Inc................................  2,900   99,126
    Teijin, Ltd............................................ 88,000  330,979
    Temp Holdings Co., Ltd................................. 16,100  261,295
    THK Co., Ltd...........................................  5,200  102,739
    TIS, Inc...............................................  4,900  126,513
    Toa Corp.(6894434).....................................    900    8,766
    Toa Corp.(6894508)..................................... 13,000   22,448
    TOA ROAD Corp..........................................  3,000    8,133
    Toagosei Co., Ltd......................................  6,500   65,112
#   Tobishima Corp......................................... 13,200   24,112
    Tobu Railway Co., Ltd.................................. 16,000   86,272
    TOC Co., Ltd...........................................  2,800   23,686
    Tocalo Co., Ltd........................................    600   11,860
    Tochigi Bank, Ltd. (The)...............................  5,000   20,517
    Toda Corp.............................................. 14,000   70,175
    Toei Co., Ltd..........................................  5,000   45,113
    Toenec Corp............................................  4,000   23,284
    Toho Bank, Ltd. (The).................................. 12,000   44,985
    Toho Co., Ltd.(6895211)................................    200    4,670
    Toho Co., Ltd.(6895200)................................  2,700   78,552
    Toho Gas Co., Ltd...................................... 26,000  228,809
#   Toho Holdings Co., Ltd.................................  2,900   65,077
    Tokai Carbon Co., Ltd..................................  1,000    2,577
    Tokai Corp.............................................    900   30,626
#   TOKAI Holdings Corp....................................  4,600   30,057
    Tokai Rika Co., Ltd....................................  2,800   53,144
    Tokai Tokyo Financial Holdings, Inc....................  8,700   40,320
    Token Corp.............................................    620   51,837
    Tokio Marine Holdings, Inc............................. 18,300  708,342
    Tokushu Tokai Paper Co., Ltd...........................  4,000   14,251
#*  Tokuyama Corp.......................................... 18,000   55,522
    Tokyo Broadcasting System Holdings, Inc................  2,800   39,670
    Tokyo Electron, Ltd....................................  7,900  678,724
    Tokyo Energy & Systems, Inc............................  2,000   22,767
    Tokyo Gas Co., Ltd..................................... 79,000  336,295
    Tokyo Ohka Kogyo Co., Ltd..............................  2,700   80,008
    Tokyo Seimitsu Co., Ltd................................  2,100   49,345
    Tokyo TY Financial Group, Inc..........................  1,485   38,815
    Tokyu Construction Co., Ltd............................  4,800   50,229
    Tokyu Corp............................................. 23,765  195,311
    Tokyu Fudosan Holdings Corp............................ 24,900  147,335
    TOMONY Holdings, Inc...................................  8,700   32,610
#   Tomy Co., Ltd..........................................  7,000   63,012
    Tonami Holdings Co., Ltd...............................  3,000    8,020
    TonenGeneral Sekiyu KK................................. 16,000  144,547
#   Topcon Corp............................................  7,500   71,739
    Toppan Forms Co., Ltd..................................  4,300   47,451
    Toppan Printing Co., Ltd............................... 19,000  167,580
    Topre Corp.............................................  2,800   63,914
    Toray Industries, Inc.................................. 42,107  383,590
    Toridoll.corp..........................................  1,400   40,828

                                     1280

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                            SHARES  VALUE++
                                                            ------ ----------
JAPAN -- (Continued)
#   Torishima Pump Manufacturing Co., Ltd..................  1,100 $   12,041
*   Toshiba Corp........................................... 86,000    222,397
    Toshiba Machine Co., Ltd...............................  8,000     26,895
#   Toshiba Plant Systems & Services Corp..................  2,000     35,327
*   Toshiba TEC Corp....................................... 13,000     44,942
    Totetsu Kogyo Co., Ltd.................................  1,300     41,124
    TOTO, Ltd..............................................  5,500    235,700
    Towa Bank, Ltd. (The).................................. 35,000     30,871
    Towa Corp..............................................  2,800     30,552
    Towa Pharmaceutical Co., Ltd...........................    600     32,677
    Toyo Construction Co., Ltd.............................  2,700     13,827
    Toyo Engineering Corp..................................  4,000     12,878
    Toyo Ink SC Holdings Co., Ltd.......................... 23,000     99,537
#   Toyo Kanetsu K.K.......................................  8,000     16,398
    Toyo Securities Co., Ltd...............................  4,000      7,459
    Toyo Seikan Group Holdings, Ltd........................  4,900     95,463
    Toyo Suisan Kaisha, Ltd................................  2,400    106,592
    Toyo Tanso Co., Ltd....................................  1,200     17,817
    Toyobo Co., Ltd........................................ 66,227    125,036
    Toyoda Gosei Co., Ltd..................................  6,300    136,855
    Toyota Boshoku Corp....................................  5,400    123,473
    Toyota Industries Corp.................................  2,500    112,214
    Toyota Motor Corp...................................... 60,455  3,387,583
    Toyota Motor Corp. Sponsored ADR....................... 17,953  2,003,555
    Toyota Tsusho Corp..................................... 30,200    666,757
    TPR Co., Ltd...........................................  1,400     29,684
    Trancom Co., Ltd.......................................    800     51,530
    Trend Micro, Inc.......................................  4,600    167,024
    Trusco Nakayama Corp...................................    400     20,018
    TS Tech Co., Ltd.......................................  4,700    107,017
    TSI Holdings Co., Ltd..................................  9,100     52,516
    Tsubakimoto Chain Co................................... 11,000     74,735
#   Tsugami Corp...........................................  4,000     17,049
    Tsukishima Kikai Co., Ltd..............................  1,300     13,527
    Tsukuba Bank, Ltd......................................  5,900     18,319
    Tsukui Corp............................................  4,000     63,164
    Tsuruha Holdings, Inc..................................  1,200    136,456
    Tsurumi Manufacturing Co., Ltd.........................  1,900     28,306
    TV Asahi Holdings Corp.................................  1,400     22,969
    Tv Tokyo Holdings Corp.................................    700     14,890
    UKC Holdings Corp......................................    600      9,439
    Ulvac, Inc.............................................  4,200    130,128
    Unicharm Corp.......................................... 12,400    254,965
    Unipres Corp...........................................  2,700     43,982
    United Arrows, Ltd.....................................  1,600     44,594
    United Super Markets Holdings, Inc.....................  2,700     26,057
#*  Universal Entertainment Corp...........................  1,200     30,922
    UNY Group Holdings Co., Ltd............................  7,400     59,909
*   Usen Corp..............................................  9,900     31,000
    Ushio, Inc.............................................  7,000     86,454
    USS Co., Ltd...........................................  8,800    149,263
    Valor Holdings Co., Ltd................................  2,300     62,973
    Vital KSK Holdings, Inc................................  1,000      9,427

                                     1281

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------ ------------
JAPAN -- (Continued)
    VT Holdings Co., Ltd.................................  6,800 $     35,953
    Wacoal Holdings Corp.................................  9,000       98,375
#   Wacom Co., Ltd.......................................  7,400       30,119
    Wakita & Co., Ltd....................................  2,800       18,863
#   Warabeya Nichiyo Co., Ltd............................  1,000       21,056
#   WATAMI Co., Ltd......................................  1,700       17,762
#   Welcia Holdings Co., Ltd.............................  1,600      105,568
    West Japan Railway Co................................  2,900      179,386
    Xebio Holdings Co., Ltd..............................  1,700       24,489
    Yahagi Construction Co., Ltd.........................  3,600       32,585
    Yahoo Japan Corp..................................... 50,000      220,418
    Yaizu Suisankagaku Industry Co., Ltd.................    200        1,962
#   Yakult Honsha Co., Ltd...............................  1,600       76,411
    YAMABIKO Corp........................................  2,800       22,093
    Yamada Denki Co., Ltd................................ 20,300      107,043
#   Yamagata Bank, Ltd. (The)............................ 10,000       42,546
    Yamaguchi Financial Group, Inc....................... 10,000       98,757
    Yamaha Corp..........................................  3,800      104,864
    Yamaha Motor Co., Ltd................................ 11,600      195,300
#   Yamaichi Electronics Co., Ltd........................  3,500       26,250
    Yamanashi Chuo Bank, Ltd. (The)......................  9,000       37,406
    Yamato Holdings Co., Ltd.............................  4,700      115,657
    Yamazaki Baking Co., Ltd.............................  3,000       82,418
    Yamazen Corp.........................................  3,900       33,496
    Yaoko Co., Ltd.......................................    700       32,667
#   Yaskawa Electric Corp................................ 30,300      412,943
    Yasuda Logistics Corp................................  1,500        8,937
    Yellow Hat, Ltd......................................    400        9,165
    Yokogawa Bridge Holdings Corp........................  2,300       25,970
    Yokogawa Electric Corp............................... 17,100      221,067
#   Yokohama Reito Co., Ltd..............................  3,900       40,274
    Yondenko Corp........................................  2,000        7,636
    Yondoshi Holdings, Inc...............................    900       18,360
    Yorozu Corp..........................................    900       14,019
#   Yoshinoya Holdings Co., Ltd..........................  1,500       21,296
    Yuasa Trading Co., Ltd...............................  1,500       32,941
#   Yumeshin Holdings Co., Ltd...........................  1,700       12,545
    Yurtec Corp..........................................  3,000       17,698
    Yusen Logistics Co., Ltd.............................    800        8,803
    Zenkoku Hosho Co., Ltd...............................  1,800       71,192
#   Zenrin Co., Ltd......................................    600       10,917
    Zensho Holdings Co., Ltd.............................  5,600       89,827
    Zeon Corp............................................ 11,000       90,773
    ZERIA Pharmaceutical Co., Ltd........................  1,100       17,384
    Zojirushi Corp.......................................  1,400       22,953
                                                                 ------------
TOTAL JAPAN..............................................         106,884,033
                                                                 ------------
NETHERLANDS -- (3.5%)
    Aalberts Industries NV...............................  7,964      264,424
    Accell Group.........................................  1,885       48,943
    Aegon NV............................................. 81,799      331,198
    Akzo Nobel NV........................................ 18,148    1,173,139
#*  Altice NV Class A.................................... 13,253      196,739

                                     1282

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
NETHERLANDS -- (Continued)
*   Altice NV Class B....................................   2,958 $   43,769
    AMG Advanced Metallurgical Group NV..................   3,569     51,127
    Amsterdam Commodities NV.............................   1,121     28,646
#   APERAM SA............................................   4,634    194,020
    Arcadis NV...........................................   5,092     68,146
    ASM International NV.................................   3,840    149,668
    ASML Holding NV(B929F46).............................   1,905    209,160
    ASML Holding NV(B908F01).............................   3,404    373,147
    BE Semiconductor Industries NV.......................   1,352     40,148
    Beter Bed Holding NV.................................     515     11,799
#   BinckBank NV.........................................   5,442     30,383
    Brunel International NV..............................   2,332     47,816
    Corbion NV...........................................   5,493    132,170
    Delta Lloyd NV.......................................  52,748    188,218
*   Fugro NV.............................................  10,466    185,965
    Gemalto NV (B011JK902)...............................     176     11,603
    Gemalto NV (B9MS8P902)...............................   4,990    328,855
    GrandVision NV.......................................   2,918     79,399
#*  Heijmans NV..........................................   2,550     23,721
    Heineken NV..........................................   6,749    636,940
    Hunter Douglas NV....................................     235     11,747
    IMCD Group NV........................................   1,849     78,428
    ING Groep NV.........................................  58,766    657,004
    ING Groep NV Sponsored ADR...........................  87,023    975,528
    KAS Bank NV..........................................     625      6,687
    Kendrion NV..........................................   1,050     28,214
    Koninklijke Ahold Delhaize NV........................  66,058  1,577,081
    Koninklijke Ahold Delhaize NV Sponsored ADR..........   9,543    227,213
#   Koninklijke BAM Groep NV.............................  18,747     73,618
    Koninklijke DSM NV...................................  12,717    813,938
    Koninklijke KPN NV................................... 243,205    799,925
    Koninklijke Philips NV(500472303)....................  15,186    403,340
    Koninklijke Philips NV(5986622)......................  27,185    723,033
    Koninklijke Vopak NV.................................   6,798    349,498
    Nederland Apparatenfabriek...........................     620     20,193
    NN Group NV..........................................  15,917    429,326
*   Ordina NV............................................  12,745     22,800
*   PostNL NV............................................  32,739    125,733
    Randstad Holding NV..................................  15,296    658,032
    RELX NV..............................................  44,774    806,800
    RELX NV Sponsored ADR................................   8,127    146,282
#   SBM Offshore NV......................................  15,760    211,325
    Sligro Food Group NV.................................   1,948     74,231
    Telegraaf Media Groep NV.............................     581      2,372
    TKH Group NV.........................................   2,875    104,901
#*  TomTom NV............................................   4,250     36,294
    Unilever NV(904784709)...............................  46,987  2,167,040
    Unilever NV(B12T3J1).................................  12,073    559,571
    Van Lanschot NV......................................     450      7,551
    Wessanen.............................................   4,831     58,910

                                     1283

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
NETHERLANDS -- (Continued)
    Wolters Kluwer NV....................................  19,600 $   824,643
                                                                  -----------
TOTAL NETHERLANDS........................................          17,830,401
                                                                  -----------
NEW ZEALAND -- (0.5%)
#*  a2 Milk Co., Ltd.....................................  20,453      29,087
    Auckland International Airport, Ltd..................  19,632     104,694
    Chorus, Ltd..........................................  24,010      77,731
    Chorus, Ltd. ADR.....................................     880      13,939
    EBOS Group, Ltd......................................   4,041      48,208
    Fisher & Paykel Healthcare Corp., Ltd................  38,589     292,586
    Fletcher Building, Ltd.(6341606).....................  65,231     456,612
    Fletcher Building, Ltd.(6341617).....................   1,711      11,913
    Freightways, Ltd.....................................   8,232      40,049
#   Heartland Bank, Ltd..................................  24,551      23,558
    Infratil, Ltd........................................  32,492      79,044
    Mainfreight, Ltd.....................................   3,422      42,617
    Mercury NZ, Ltd......................................  43,822      99,149
    Meridian Energy, Ltd.................................  36,553      73,927
    Metlifecare, Ltd.....................................   6,336      25,817
    New Zealand Refining Co., Ltd. (The).................   7,267      12,846
    Nuplex Industries, Ltd...............................   2,682      10,292
*   NZME, Ltd............................................   3,265       1,973
#   Port of Tauranga, Ltd................................   1,623      22,953
    Restaurant Brands New Zealand, Ltd...................   3,600      14,184
    Ryman Healthcare, Ltd................................   6,901      47,552
    SKY Network Television, Ltd..........................  17,481      61,800
    SKYCITY Entertainment Group, Ltd.....................  25,575      93,528
    Spark New Zealand, Ltd............................... 251,037     716,269
    Steel & Tube Holdings, Ltd...........................   4,051       6,144
    Trade Me Group, Ltd..................................  26,219      97,103
    Warehouse Group, Ltd. (The)..........................   5,791      11,719
*   Xero, Ltd............................................   1,440      20,581
    Z Energy, Ltd........................................   9,205      57,005
                                                                  -----------
TOTAL NEW ZEALAND........................................           2,592,880
                                                                  -----------
NORWAY -- (0.6%)
    ABG Sundal Collier Holding ASA.......................  41,376      25,147
    AF Gruppen ASA.......................................   1,030      19,109
#*  Akastor ASA..........................................  21,251      21,100
*   Aker Solutions ASA...................................  21,896      92,475
    American Shipping Co. ASA............................   3,443      10,137
    Atea ASA.............................................  10,236     107,059
    Austevoll Seafood ASA................................   5,066      44,671
    Bakkafrost P/F.......................................   1,935      75,389
    Borregaard ASA.......................................   3,738      30,163
    BW LPG, Ltd..........................................   2,364       8,430
    BW Offshore, Ltd..................................... 378,192      11,292
*   Det Norske Oljeselskap ASA...........................   2,132      27,248
    DNB ASA..............................................  39,317     434,185
    Ekornes ASA..........................................     454       5,382
*   Farstad Shipping ASA.................................     124         140
#*  Fred Olsen Energy ASA................................   3,684       7,315

                                     1284

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
NORWAY -- (Continued)
    Gjensidige Forsikring ASA............................     7,125 $  120,381
    Golar LNG, Ltd.......................................       568      9,633
#*  Hexagon Composites ASA...............................     6,571     19,901
*   Kongsberg Automotive ASA.............................    23,789     16,548
    Kongsberg Gruppen ASA................................     1,943     29,047
    Kvaerner ASA.........................................    37,738     35,598
    Leroy Seafood Group ASA..............................     1,974     94,900
    Marine Harvest ASA...................................    12,291    209,628
#*  Nordic Semiconductor ASA.............................    13,537     61,076
*   Norske Skogindustrier ASA............................     2,500      1,073
    Ocean Yield ASA......................................     3,191     26,254
#   Opera Software ASA...................................     2,172     13,654
    Orkla ASA............................................    13,701    127,457
#*  Petroleum Geo-Services ASA...........................    17,151     34,473
#   Prosafe SE...........................................    16,084      1,348
    Protector Forsikring ASA.............................     5,830     50,149
    Salmar ASA...........................................     2,031     63,336
    Schibsted ASA Class A................................     5,377    169,519
    Schibsted ASA Class B................................     5,402    159,371
    SpareBank 1 SMN......................................     2,099     11,739
    SpareBank 1 SR-Bank ASA..............................     6,486     30,152
*   Storebrand ASA.......................................    57,786    219,567
#*  Subsea 7 SA..........................................    19,893    215,002
#   TGS Nopec Geophysical Co. ASA........................    20,837    349,146
    Tomra Systems ASA....................................     4,410     48,297
    Veidekke ASA.........................................     5,045     64,097
    Wilh Wilhelmsen Holding ASA Class A..................     1,249     23,645
    XXL ASA..............................................     4,315     52,446
                                                                    ----------
TOTAL NORWAY.............................................            3,176,679
                                                                    ----------
PORTUGAL -- (0.3%)
    Altri SGPS SA........................................     6,485     25,116
*   Banco BPI SA.........................................    45,254     56,471
#*  Banco Comercial Portugues SA Class R................. 1,071,296     24,211
*   Banco Espirito Santo SA..............................    18,689         --
    CTT-Correios de Portugal SA..........................    14,273    119,631
    Galp Energia SGPS SA.................................    26,443    362,216
    Jeronimo Martins SGPS SA.............................    20,990    351,560
#   Mota-Engil SGPS SA...................................     4,412      8,457
    Navigator Co SA (The)................................    16,903     53,624
    NOS SGPS SA..........................................    16,713    111,846
    REN - Redes Energeticas Nacionais SGPS SA............    21,562     65,578
    Semapa-Sociedade de Investimento e Gestao............     1,145     14,369
    Sonae SGPS SA........................................    62,893     48,962
                                                                    ----------
TOTAL PORTUGAL...........................................            1,242,041
                                                                    ----------
SINGAPORE -- (0.8%)
*   Banyan Tree Holdings, Ltd............................    47,000     15,026
*   Boustead Projects, Ltd...............................     5,100      2,359
    Boustead Singapore, Ltd..............................    50,700     30,219
    Bukit Sembawang Estates, Ltd.........................     5,000     18,817
    Bund Center Investment, Ltd..........................     5,250      2,693

                                     1285

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------- --------
SINGAPORE -- (Continued)
    Chip Eng Seng Corp., Ltd.............................  45,000 $ 21,083
    City Developments, Ltd...............................  17,000  108,186
    ComfortDelGro Corp., Ltd.............................  81,000  171,265
#*  COSCO Corp. Singapore, Ltd...........................  21,000    4,574
    CSE Global, Ltd......................................  38,000   12,904
#   CWT, Ltd.............................................  21,000   32,942
    Dairy Farm International Holdings, Ltd...............  14,800   98,971
    DBS Group Holdings, Ltd..............................  31,891  368,687
*   Del Monte Pacific, Ltd...............................  92,600   24,992
    Delfi, Ltd...........................................  28,200   52,070
#*  Ezion Holdings, Ltd.................................. 208,780   47,381
#*  Ezra Holdings, Ltd................................... 280,402   10,677
    Frasers Centrepoint, Ltd.............................   9,000   10,185
    Genting Singapore P.L.C..............................  36,500   21,489
*   GMG Global, Ltd......................................  30,400   12,733
    Great Eastern Holdings, Ltd..........................   2,000   32,758
    GuocoLand, Ltd.......................................  17,666   24,659
    Hutchison Port Holdings Trust........................ 263,600  125,422
    Hyflux, Ltd..........................................  26,000   11,272
    Indofood Agri Resources, Ltd.........................  18,001    6,211
    Keppel Telecommunications & Transportation, Ltd......   3,000    3,397
    Lian Beng Group, Ltd.................................  30,000   10,659
    M1, Ltd..............................................  24,100   47,254
    Mandarin Oriental International, Ltd.................   6,800    9,193
    Metro Holdings, Ltd..................................  30,100   23,173
    Midas Holdings, Ltd..................................  71,000   12,999
*   Nam Cheong, Ltd......................................  80,000    4,023
    NSL, Ltd.............................................   2,000    2,138
    Olam International, Ltd..............................  22,900   32,598
    Oversea-Chinese Banking Corp., Ltd...................  80,586  519,819
    Oxley Holdings, Ltd..................................  33,700    9,829
    Pacc Offshore Services Holdings, Ltd.................  40,700   10,830
    Raffles Education Corp., Ltd.........................   5,310      785
    Raffles Medical Group, Ltd...........................  39,432   46,331
    Religare Health Trust................................  15,400   11,613
    SATS, Ltd............................................  32,460  105,845
    SembCorp Marine, Ltd.................................  53,500   57,087
    Sheng Siong Group, Ltd...............................  39,700   29,197
    SIA Engineering Co., Ltd.............................   9,700   26,770
*   SIIC Environment Holdings, Ltd.......................  50,000   21,701
    Sinarmas Land, Ltd................................... 101,700   34,536
    Singapore Exchange, Ltd..............................  17,500   98,808
    Singapore Post, Ltd..................................  84,000   90,071
    Singapore Press Holdings, Ltd........................  38,400  108,699
    Singapore Technologies Engineering, Ltd..............  80,700  198,924
    Singapore Telecommunications, Ltd.................... 202,500  635,017
    Stamford Land Corp., Ltd.............................  32,000   11,440
    StarHub, Ltd.........................................  24,700   72,343
    Super Group, Ltd.....................................  18,000   10,789
*   Swiber Holdings, Ltd.................................  50,250    4,085
    Tat Hong Holdings, Ltd...............................  24,000    9,823
    United Engineers, Ltd................................  25,400   43,575
    United Industrial Corp., Ltd.........................  35,700   72,792

                                     1286

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
SINGAPORE -- (Continued)
    United Overseas Bank, Ltd............................  24,159 $  331,493
    UOB-Kay Hian Holdings, Ltd...........................  11,000     10,788
    UOL Group, Ltd.......................................  14,451     62,349
#*  Vard Holdings, Ltd...................................  23,000      2,640
    Venture Corp., Ltd...................................  10,600     70,438
    Wheelock Properties Singapore, Ltd...................  12,900     14,089
    Wilmar International, Ltd............................  30,400     70,530
*   Yongnam Holdings, Ltd................................  42,375      6,532
                                                                  ----------
TOTAL SINGAPORE..........................................          4,212,577
                                                                  ----------
SPAIN -- (2.7%)
    Abertis Infraestructuras SA..........................  16,604    261,196
    Acciona SA...........................................   3,011    222,247
    Acerinox SA..........................................  12,095    161,730
    ACS Actividades de Construccion y Servicios SA.......   9,376    268,873
    Adveo Group International SA.........................     590      2,155
    Aena SA..............................................   4,076    587,928
    Almirall SA..........................................   3,589     57,643
    Amadeus IT Holding SA Class A........................  23,654  1,110,572
    Applus Services SA...................................   8,134     86,470
    Atresmedia Corp de Medios de Comunicacion SA.........   6,135     64,250
    Banco Bilbao Vizcaya Argentaria SA...................  36,845    215,097
    Banco Bilbao Vizcaya Argentaria SA Sponsored ADR..... 121,709    710,782
    Banco de Sabadell SA................................. 396,084    541,635
    Banco Popular Espanol SA.............................  76,851    107,642
    Banco Santander SA................................... 364,043  1,545,467
    Banco Santander SA Sponsored ADR.....................  95,174    403,538
    Bankia SA............................................ 164,982    126,611
    Bankinter SA.........................................  40,218    280,534
*   Baron de Ley.........................................     128     14,764
#   Bolsas y Mercados Espanoles SHMSF SA.................   4,251    127,730
    CaixaBank SA.........................................  98,917    248,379
*   Caja de Ahorros del Mediterraneo.....................     233         --
*   Cementos Portland Valderrivas SA.....................     155      1,039
    Cia de Distribucion Integral Logista Holdings SA.....   2,806     67,727
    Cie Automotive SA....................................   3,972     77,141
    Construcciones y Auxiliar de Ferrocarriles SA........      77     28,058
#   Distribuidora Internacional de Alimentacion SA.......  40,839    254,707
    Ebro Foods SA........................................   1,697     38,705
    Elecnor SA...........................................       3         26
    Enagas SA............................................  19,662    599,433
    Faes Farma SA........................................   8,588     33,906
    Ferrovial SA.........................................  17,177    355,535
    Gamesa Corp. Tecnologica SA..........................  23,510    498,846
#   Gas Natural SDG SA...................................  10,239    211,791
    Grifols SA...........................................  12,668    277,701
    Grupo Catalana Occidente SA..........................   2,622     73,664
*   Indra Sistemas SA....................................   3,186     38,629
    Inmobiliaria Colonial SA.............................   8,255     65,320
    Laboratorios Farmaceuticos Rovi SA...................   1,523     21,974
*   Liberbank SA.........................................  20,113     15,372
    Mapfre SA............................................  83,979    205,527
    Mediaset Espana Comunicacion SA......................  15,470    177,799

                                     1287

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
SPAIN -- (Continued)
*   NH Hotel Group SA....................................   8,316 $    37,852
    Obrascon Huarte Lain SA..............................   7,119      26,489
    Papeles y Cartones de Europa SA......................   4,138      24,080
*   Pescanova SA.........................................   1,279          --
*   Promotora de Informaciones SA Class A................   4,928      29,196
    Prosegur Cia de Seguridad SA.........................  19,371     131,698
*   Realia Business SA...................................  12,564      13,719
    Red Electrica Corp. SA...............................  21,068     482,558
    Repsol SA............................................  57,092     723,162
    Sacyr SA.............................................  27,798      48,946
    Tecnicas Reunidas SA.................................   1,644      50,983
    Telefonica SA........................................ 122,818   1,202,982
    Telefonica SA Sponsored ADR..........................  23,967     233,918
    Tubos Reunidos SA....................................   1,662       1,162
    Vidrala SA...........................................   1,032      63,893
    Viscofan SA..........................................   2,065     110,476
*   Vocento SA...........................................     844       1,205
    Zardoya Otis SA......................................  11,985     117,630
                                                                  -----------
TOTAL SPAIN..............................................          13,488,092
                                                                  -----------
SWEDEN -- (3.7%)
    AAK AB...............................................   1,283      94,853
    Acando AB............................................  12,563      27,484
*   AddLife AB...........................................     927      13,576
    AddTech AB Class B...................................   2,966      42,870
    AF AB Class B........................................   3,794      68,971
    Alfa Laval AB........................................  17,131     269,996
    Assa Abloy AB Class B................................  23,253     510,126
    Atlas Copco AB Class A...............................  28,611     803,158
    Atlas Copco AB Class B...............................  16,833     430,432
#   Atrium Ljungberg AB Class B..........................   2,034      34,316
    Avanza Bank Holding AB...............................   1,203      43,029
    Axfood AB............................................   7,450     133,875
    B&B Tools AB Class B.................................   2,281      43,978
    Beijer Alma AB.......................................   1,735      38,729
    Beijer Ref AB Class B................................     522      12,901
    Betsson AB...........................................   3,966      37,202
    Bilia AB Class A.....................................   3,152      80,823
    BillerudKorsnas AB...................................  15,466     268,824
    BioGaia AB Class B...................................     462      13,255
    Bjorn Borg AB........................................     385       1,584
    Boliden AB...........................................  27,923     614,588
*   Bonava AB............................................     392       4,510
*   Bonava AB Class B....................................   6,560      76,432
#   Bulten AB............................................   2,524      24,918
    Bure Equity AB.......................................   6,458      66,233
    Byggmax Group AB.....................................   3,589      26,004
    Clas Ohlson AB Class B...............................   2,302      38,408
    Cloetta AB Class B...................................  12,832      46,786
    Com Hem Holding AB...................................   5,941      50,736
    Concentric AB........................................   1,936      23,648
*   Doro AB..............................................   4,193      26,956
    Duni AB..............................................   2,923      40,634

                                     1288

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
SWEDEN -- (Continued)
    East Capital Explorer AB.............................   1,441 $   10,854
    Electrolux AB Series B...............................   8,615    233,400
    Elekta AB Class B....................................  26,751    212,868
#*  Eniro AB.............................................  10,524        702
    Fabege AB............................................   7,102    126,797
#*  Fingerprint Cards AB Class B.........................  20,625    240,785
    Getinge AB Class B...................................  14,779    299,556
    Gunnebo AB...........................................   1,977      9,346
    Haldex AB............................................   3,031     37,273
    Hennes & Mauritz AB Class B..........................  33,301  1,005,625
    Hexagon AB Class B...................................   7,616    300,419
    Hexpol AB............................................  27,140    241,476
    HIQ International AB.................................   2,384     15,051
    Holmen AB Class B....................................   5,967    202,052
    Husqvarna AB Class A.................................   3,992     34,146
    Husqvarna AB Class B.................................  36,925    316,945
#   ICA Gruppen AB.......................................   3,806    127,342
    Indutrade AB.........................................   5,373    113,624
#   Intrum Justitia AB...................................   6,686    214,656
    Inwido AB............................................   2,213     27,796
    ITAB Shop Concept AB Class B.........................   1,293     10,810
    JM AB................................................  13,383    347,004
    KappAhl AB...........................................   5,248     25,739
    Lagercrantz Group AB Class B.........................   1,440     13,633
    Lindab International AB..............................   7,293     68,051
    Loomis AB Class B....................................   7,313    210,969
*   Lundin Petroleum AB..................................  10,447    173,186
    Meda AB Class A......................................   9,469    176,609
*   Medivir AB Class B...................................   1,257      8,414
#   Mekonomen AB.........................................   1,588     36,743
    Millicom International Cellular SA...................   5,882    314,063
#   Modern Times Group MTG AB Class B....................   3,772     98,332
    MQ Holding AB........................................   2,128      8,618
#   Mycronic AB..........................................   9,882    114,612
    NCC AB Class B.......................................   6,560    158,204
    NetEnt AB............................................   9,276     78,503
    New Wave Group AB Class B............................   2,987     16,336
    Nibe Industrier AB Class B...........................  32,522    279,333
    Nobia AB.............................................  10,938    102,737
    Nolato AB Class B....................................   1,124     30,287
    Nordea Bank AB....................................... 125,810  1,120,925
    Nordnet AB Class B...................................   4,675     15,521
    Peab AB..............................................  15,172    121,939
    Proact IT Group AB...................................   1,939     29,008
    Ratos AB Class B.....................................  11,171     56,462
    RaySearch Laboratories AB............................     997     15,476
    Saab AB Class B......................................   6,132    210,558
    Sagax AB Class B.....................................   1,654     16,515
    Sandvik AB...........................................  44,618    478,070
    Securitas AB Class B.................................  20,750    341,418
    Skandinaviska Enskilda Banken AB Class A.............  63,501    556,781
    Skanska AB Class B...................................  12,965    275,616
#   SKF AB Class A.......................................   2,127     33,953

                                     1289

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
SWEDEN -- (Continued)
    SKF AB Class B.......................................  19,569 $   310,037
    SkiStar AB...........................................   1,243      19,600
    Svenska Handelsbanken AB Class A.....................  56,190     675,574
    Svenska Handelsbanken AB Class B.....................   1,720      21,328
    Sweco AB Class B.....................................   3,349      61,382
    Swedbank AB Class A..................................  18,575     389,975
*   Swedish Orphan Biovitrum AB..........................   3,143      40,139
    Systemair AB.........................................     348       4,213
    Tele2 AB Class B.....................................  44,929     379,579
#   Telefonaktiebolaget LM Ericsson Class A..............   1,595      11,756
    Telefonaktiebolaget LM Ericsson Class B..............  51,438     383,593
    Telefonaktiebolaget LM Ericsson Sponsored ADR........  67,310     502,806
    Telia Co AB..........................................  97,816     446,350
    Thule Group AB (The).................................   1,949      31,270
    Trelleborg AB Class B................................   7,922     144,397
    Unibet Group P.L.C...................................  24,192     246,377
    Vitrolife AB.........................................   1,098      62,627
    Volvo AB Class A.....................................  16,700     177,448
    Volvo AB Class B..................................... 105,859   1,128,000
    Wallenstam AB Class B................................   7,446      64,949
                                                                  -----------
TOTAL SWEDEN.............................................          18,426,373
                                                                  -----------
SWITZERLAND -- (7.6%)
    ABB, Ltd.............................................  37,898     805,032
#   ABB, Ltd. Sponsored ADR..............................  40,420     858,925
    Actelion, Ltd........................................   7,890   1,397,569
    Adecco Group AG......................................  21,826   1,197,941
*   AFG Arbonia-Forster Holding AG.......................   3,987      62,905
    ams AG...............................................   2,742      90,912
    APG SGA SA...........................................      33      14,025
    Aryzta AG............................................   5,900     221,657
    Ascom Holding AG.....................................   3,564      60,869
    Baloise Holding AG...................................   4,900     551,525
    Bank Coop AG.........................................     211       9,123
    Banque Cantonale de Geneve...........................      22       6,544
    Banque Cantonale Vaudoise............................     219     148,244
    Basler Kantonalbank..................................     208      14,502
    Belimo Holding AG....................................      17      53,894
    Bell AG..............................................     106      41,781
    Berner Kantonalbank AG...............................     289      56,383
#   BKW AG...............................................   1,655      76,004
    Bobst Group SA.......................................   1,036      57,620
#   Bossard Holding AG Class A...........................     485      59,010
    Bucher Industries AG.................................     622     154,457
    Burckhardt Compression Holding AG....................     471     141,074
    Burkhalter Holding AG................................     229      31,779
    Calida Holding AG....................................     274       8,620
    Cembra Money Bank AG.................................   1,842     132,240
*   Charles Voegele Holding AG...........................     527       3,332
    Cie Financiere Richemont SA..........................  12,694     771,693
    Cie Financiere Tradition SA..........................     164      11,627
    Clariant AG..........................................  25,888     450,299
    Coltene Holding AG...................................     282      20,755

                                     1290

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
SWITZERLAND -- (Continued)
    Conzzeta AG..........................................     72 $   47,688
*   COSMO Pharmaceuticals NV.............................    353     56,862
    Credit Suisse Group AG............................... 26,927    309,653
    Credit Suisse Group AG Sponsored ADR.................  2,975     34,392
    Daetwyler Holding AG.................................    483     64,763
    DKSH Holding AG......................................  1,238     87,461
    dorma+kaba Holding AG Class B........................    241    175,947
#*  Dufry AG.............................................  2,392    275,251
    Emmi AG..............................................    147     94,723
    EMS-Chemie Holding AG................................    477    261,003
    Feintool International Holding AG....................    280     29,406
    Flughafen Zuerich AG.................................  1,155    216,516
    Forbo Holding AG.....................................     70     89,533
    Galenica AG..........................................    632    814,554
    GAM Holding AG.......................................  2,563     28,143
*   Gategroup Holding AG.................................  2,603    138,852
    Geberit AG...........................................  1,748    674,130
    Georg Fischer AG.....................................    239    194,809
    Givaudan SA..........................................    569  1,168,579
    Gurit Holding AG.....................................     43     29,269
    Helvetia Holding AG..................................    964    484,099
    HOCHDORF Holding AG..................................     97     19,046
    Huber & Suhner AG....................................    684     39,798
    Implenia AG..........................................  1,599    108,762
    Inficon Holding AG...................................    194     71,063
    Interroll Holding AG.................................     58     58,862
    Julius Baer Group, Ltd............................... 17,456    715,766
    Kardex AG............................................    470     47,196
    Komax Holding AG.....................................    304     67,766
    Kudelski SA..........................................  3,540     75,398
    Kuehne + Nagel International AG......................  4,420    619,976
    LEM Holding SA.......................................     36     31,863
    Liechtensteinische Landesbank AG.....................    694     27,155
    Logitech International SA(H50430232).................  1,998     40,060
#   Logitech International SA(B18ZRK2)...................  7,268    145,091
*   Luzerner Kantonalbank AG.............................    184     78,753
    Metall Zug AG........................................      9     26,452
#*  Meyer Burger Technology AG...........................  3,607     15,062
    Mobilezone Holding AG................................  2,139     27,482
    Novartis AG.......................................... 14,153  1,173,894
    Novartis AG Sponsored ADR............................ 31,612  2,632,015
    OC Oerlikon Corp. AG................................. 14,800    138,503
    Orior AG.............................................    397     28,245
    Panalpina Welttransport Holding AG...................  1,847    250,005
    Partners Group Holding AG............................  1,194    546,094
    Phoenix Mecano AG....................................     30     15,134
    Rieter Holding AG....................................    315     66,374
    Roche Holding AG(7108918)............................    997    256,644
    Roche Holding AG(7110388)............................ 25,047  6,393,696
    Schindler Holding AG.................................    874    168,769
    Schweiter Technologies AG............................     89     89,749
    SFS Group AG.........................................    836     63,795
    SGS SA...............................................    255    564,122

                                     1291

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------ -----------
SWITZERLAND -- (Continued)
    Siegfried Holding AG.................................    336 $    70,654
    Sika AG..............................................    270   1,264,880
    Sonova Holding AG....................................  4,871     666,841
    St Galler Kantonalbank AG............................     77      31,660
    Straumann Holding AG.................................  1,284     490,202
    Sulzer AG............................................  1,178     119,605
    Sunrise Communications Group AG......................  1,293      83,541
#   Swatch Group AG (The)(7184725).......................  1,402     367,105
    Swatch Group AG (The)(7184736).......................  1,813      92,552
    Swiss Life Holding AG................................  3,316     756,411
    Swiss Re AG.......................................... 18,528   1,553,138
    Swisscom AG..........................................  2,193   1,078,844
    Swissquote Group Holding SA..........................    501      12,420
    Syngenta AG..........................................  1,903     748,422
    Syngenta AG ADR......................................  4,200     330,204
    Tamedia AG...........................................    125      21,602
    Tecan Group AG.......................................    432      69,427
    Temenos Group AG.....................................  4,350     268,993
    U-Blox AG............................................    336      85,034
    UBS Group AG(BRJL176)................................ 59,951     824,153
*   UBS Group AG(H42097107).............................. 34,938     481,446
    Valiant Holding AG...................................  1,517     144,658
    Valora Holding AG....................................    330      95,343
    Vaudoise Assurances Holding SA.......................     47      24,466
    Vetropack Holding AG.................................      6       9,428
*   Von Roll Holding AG..................................  4,126       2,594
    Vontobel Holding AG..................................  2,427     111,934
    VP Bank AG...........................................     13       1,293
    VZ Holding AG........................................     71      21,201
    Walliser Kantonalbank................................    150      11,875
    Walter Meier AG......................................    300      10,186
    Warteck Invest AG....................................      6      12,003
    Ypsomed Holding AG...................................    170      33,720
*   Zehnder Group AG.....................................    827      32,009
    Zug Estates Holding AG Class B.......................      5       8,575
    Zuger Kantonalbank AG................................      2      10,167
    Zurich Insurance Group AG............................  5,173   1,242,001
                                                                 -----------
TOTAL SWITZERLAND........................................         38,577,151
                                                                 -----------
UNITED KINGDOM -- (15.5%)
    3i Group P.L.C....................................... 91,626     748,386
    888 Holdings P.L.C...................................  5,803      17,299
    A.G. Barr P.L.C...................................... 10,199      72,885
    AA P.L.C............................................. 13,955      45,688
    Aberdeen Asset Management P.L.C...................... 74,671     314,506
    Acacia Mining P.L.C..................................  6,224      46,041
    Admiral Group P.L.C.................................. 14,134     404,542
    Amec Foster Wheeler P.L.C............................ 23,077     136,582
*   American Financial Realty Trust...................... 43,528          --
    Anglo Pacific Group P.L.C............................ 11,214      13,747
#   Antofagasta P.L.C.................................... 33,093     219,035
    ARM Holdings P.L.C...................................  6,773     150,776
#   ARM Holdings P.L.C. Sponsored ADR.................... 17,266   1,145,772

                                     1292

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
UNITED KINGDOM -- (Continued)
    Arrow Global Group P.L.C.............................   9,118 $   26,647
    Ashmore Group P.L.C..................................  20,885     92,022
    Ashtead Group P.L.C..................................  53,593    848,233
    AstraZeneca P.L.C....................................   6,130    410,392
#   AstraZeneca P.L.C. Sponsored ADR.....................  65,296  2,229,205
    Auto Trader Group P.L.C..............................   4,865     23,876
    AVEVA Group P.L.C....................................   1,948     48,803
    Aviva P.L.C..........................................  85,536    440,473
    Aviva P.L.C. Sponsored ADR...........................  11,793    121,940
    Avon Rubber P.L.C....................................     439      4,936
    B&M European Value Retail SA.........................   9,410     32,029
    Babcock International Group P.L.C....................  30,414    390,074
    BAE Systems P.L.C.................................... 160,665  1,134,388
*   Balfour Beatty P.L.C.................................  38,574    113,154
    Barclays P.L.C.......................................  23,186     47,275
    Barclays P.L.C. Sponsored ADR........................  63,125    520,150
    Barratt Developments P.L.C...........................  82,118    475,504
    BBA Aviation P.L.C...................................  42,250    133,029
    Beazley P.L.C........................................  44,499    233,093
    Bellway P.L.C........................................  15,071    417,807
    Berendsen P.L.C......................................   9,729    164,308
    Berkeley Group Holdings P.L.C........................  16,793    595,661
    Bloomsbury Publishing P.L.C..........................   3,636      8,007
    Bovis Homes Group P.L.C..............................   9,730    105,375
    Brammer P.L.C........................................   6,600      9,620
    Brewin Dolphin Holdings P.L.C........................  21,704     72,603
    British Polythene Industries P.L.C...................   1,104     14,390
    Britvic P.L.C........................................  20,820    172,339
    BT Group P.L.C....................................... 308,596  1,685,994
    BT Group P.L.C. Sponsored ADR........................   1,200     33,192
*   BTG P.L.C............................................   7,993     70,568
    Bunzl P.L.C..........................................  13,469    421,414
    Burberry Group P.L.C.................................  49,707    867,303
*   Cairn Energy P.L.C...................................  10,507     24,886
    Cape P.L.C...........................................   7,952     19,566
    Capita P.L.C.........................................  33,663    427,440
    Card Factory P.L.C...................................   2,532     10,241
    Carillion P.L.C......................................  31,593    111,661
    Centamin P.L.C.......................................  60,983    134,098
    Centrica P.L.C....................................... 373,132  1,190,119
    Chemring Group P.L.C.................................   7,438     13,498
    Chesnara P.L.C.......................................   5,426     22,477
    Close Brothers Group P.L.C...........................  10,812    180,326
*   CLS Holdings P.L.C...................................     557     10,045
    Cobham P.L.C......................................... 109,679    248,665
    Coca-Cola HBC AG.....................................  10,502    217,122
    Communisis P.L.C.....................................  24,464     11,640
    Compass Group P.L.C..................................  74,577  1,416,804
    Computacenter P.L.C..................................   4,785     51,743
    Connect Group P.L.C..................................   6,231     12,911
    Consort Medical P.L.C................................   1,846     25,261
    Costain Group P.L.C..................................   7,199     32,266
    Cranswick P.L.C......................................   2,118     65,539

                                     1293

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
UNITED KINGDOM -- (Continued)
    Crest Nicholson Holdings P.L.C.......................  20,059 $  113,493
    Croda International P.L.C............................  10,885    478,661
*   CYBG P.L.C...........................................  13,867     46,734
    Daejan Holdings P.L.C................................     150     11,164
    Daily Mail & General Trust P.L.C. Class A............  19,149    181,739
    Dairy Crest Group P.L.C..............................   6,075     48,492
    DCC P.L.C............................................   6,473    577,652
    De La Rue P.L.C......................................   6,296     52,517
    Debenhams P.L.C......................................  50,413     37,412
    Dechra Pharmaceuticals P.L.C.........................   3,333     58,694
    Devro P.L.C..........................................   7,254     27,145
    Diageo P.L.C.........................................   9,540    273,385
    Diageo P.L.C. Sponsored ADR..........................  15,800  1,841,332
    Dignity P.L.C........................................   1,526     54,519
    Diploma P.L.C........................................  15,104    170,243
    Direct Line Insurance Group P.L.C....................  81,381    376,555
    Dixons Carphone P.L.C................................  47,357    218,980
    Domino's Pizza Group P.L.C...........................  31,521    165,540
    DS Smith P.L.C.......................................  73,194    379,605
    Dunelm Group P.L.C...................................   6,445     72,423
    E2V Technologies P.L.C...............................   3,925     12,174
    Electrocomponents P.L.C..............................  32,176    124,785
    Elementis P.L.C......................................  35,377    103,462
*   EnQuest P.L.C........................................  55,839     18,309
*   Enterprise Inns P.L.C................................  48,379     56,583
    esure Group P.L.C....................................  14,008     48,449
    Euromoney Institutional Investor P.L.C...............     754     10,093
    Experian P.L.C.......................................  58,181  1,138,051
    FDM Group Holdings P.L.C.............................   1,596     12,776
    Fenner P.L.C.........................................   8,735     18,635
    Ferrexpo P.L.C.......................................  10,562      6,418
    Fidessa Group P.L.C..................................   1,662     53,667
*   Findel P.L.C.........................................   1,988      4,310
    Fresnillo P.L.C......................................   2,527     64,666
    Fuller Smith & Turner P.L.C. Class A.................     636      8,251
    G4S P.L.C............................................ 118,875    292,902
    Galliford Try P.L.C..................................   5,192     67,391
    Gem Diamonds, Ltd....................................   3,300      5,725
    GlaxoSmithKline P.L.C................................  10,005    223,442
    GlaxoSmithKline P.L.C. Sponsored ADR.................  43,653  1,967,441
    Grafton Group P.L.C..................................   9,346     69,032
    Grainger P.L.C.......................................  25,844     74,292
    Greencore Group P.L.C................................  20,359     88,233
    GVC Holdings P.L.C...................................  11,251     93,932
    Halfords Group P.L.C.................................  16,785     78,139
    Halma P.L.C..........................................  33,097    459,085
    Hargreaves Lansdown P.L.C............................  11,285    193,956
    Hays P.L.C........................................... 166,291    261,587
    Headlam Group P.L.C..................................   3,793     23,646
    Helical Bar P.L.C....................................   4,365     16,386
    Henderson Group P.L.C................................  77,456    236,668
    Hikma Pharmaceuticals P.L.C..........................  14,576    507,546
    Hill & Smith Holdings P.L.C..........................   3,774     53,520

                                     1294

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
UNITED KINGDOM -- (Continued)
    Hiscox, Ltd..........................................  20,095 $  281,611
*   Hochschild Mining P.L.C..............................   1,823      6,477
    Home Retail Group P.L.C..............................  31,451     64,159
    HomeServe P.L.C......................................  23,890    176,766
    Howden Joinery Group P.L.C...........................  44,958    257,075
    HSBC Holdings P.L.C..................................  68,534    449,219
#   HSBC Holdings P.L.C. Sponsored ADR...................  91,338  2,991,310
    Hunting P.L.C........................................  17,084     92,489
    ICAP P.L.C...........................................  24,324    142,870
    IG Group Holdings P.L.C..............................  28,760    336,883
*   Imagination Technologies Group P.L.C.................   4,965     13,363
    IMI P.L.C............................................  23,953    339,855
    Inchcape P.L.C.......................................  30,309    270,245
    Indivior P.L.C.......................................  48,825    191,537
    Informa P.L.C........................................  90,225    852,440
    Inmarsat P.L.C.......................................  47,247    488,515
    Intermediate Capital Group P.L.C.....................   8,852     67,062
    International Personal Finance P.L.C.................     604      2,144
    Interserve P.L.C.....................................   3,474     13,561
    Intertek Group P.L.C.................................  11,800    566,122
    Investec P.L.C.......................................  36,636    218,067
*   IP Group P.L.C.......................................   4,878     10,190
    ITE Group P.L.C......................................  31,616     68,133
    ITV P.L.C............................................ 212,911    552,063
    J D Wetherspoon P.L.C................................   8,415     94,792
    J Sainsbury P.L.C....................................  98,940    293,609
    James Fisher & Sons P.L.C............................   3,850     76,297
    Jardine Lloyd Thompson Group P.L.C...................   6,010     77,721
    JD Sports Fashion P.L.C..............................   3,215     53,464
*   Jimmy Choo P.L.C.....................................      69         96
    John Menzies P.L.C...................................   6,610     51,493
    John Wood Group P.L.C................................  28,606    250,266
    Johnson Matthey P.L.C................................  22,902    992,506
    Jupiter Fund Management P.L.C........................  48,166    269,382
    KCOM Group P.L.C.....................................  45,137     65,653
    Keller Group P.L.C...................................   4,706     63,390
    Kier Group P.L.C.....................................   5,200     73,830
    Kingfisher P.L.C.....................................  71,728    318,521
    Ladbrokes P.L.C......................................   4,695      8,616
    Laird P.L.C..........................................   7,873     30,541
*   Lamprell P.L.C.......................................  15,273     14,115
    Lancashire Holdings, Ltd.............................  19,221    152,981
    Legal & General Group P.L.C.......................... 356,305    969,280
*   Liberty Global P.L.C. Class A........................   1,556     49,327
*   Liberty Global P.L.C. Series C.......................   3,809    117,889
*   Liberty Global P.L.C. LiLAC Class A..................     200      6,870
*   Liberty Global P.L.C. LiLAC Class C..................     489     17,115
    Lloyds Banking Group P.L.C........................... 666,455    468,750
#   Lloyds Banking Group P.L.C. ADR......................  42,774    122,334
    London Stock Exchange Group P.L.C....................   3,842    141,372
    Lookers P.L.C........................................  19,504     27,476
    Low & Bonar P.L.C....................................  19,043     15,359
    Man Group P.L.C......................................  95,527    146,546

                                     1295

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
UNITED KINGDOM -- (Continued)
    Marks & Spencer Group P.L.C..........................  99,451 $  420,473
    Marshalls P.L.C......................................   4,257     15,391
    Marston's P.L.C......................................  32,058     60,262
    McBride P.L.C........................................  12,718     27,408
    Mears Group P.L.C....................................   3,263     17,101
    Meggitt P.L.C........................................  42,335    245,201
    Melrose Industries P.L.C.............................  10,248     92,811
    Merlin Entertainments P.L.C..........................  21,281    133,135
    Micro Focus International P.L.C......................  21,829    559,502
    Millennium & Copthorne Hotels P.L.C..................   4,136     24,751
    Mitchells & Butlers P.L.C............................   9,901     32,972
    Mitie Group P.L.C....................................  34,281    113,009
    Mondi P.L.C..........................................   9,775    197,819
    Moneysupermarket.com Group P.L.C.....................  46,888    185,223
    Morgan Sindall Group P.L.C...........................   2,809     21,492
    N Brown Group P.L.C..................................   9,450     21,749
    National Grid P.L.C. Sponsored ADR...................   7,739    560,690
    Next P.L.C...........................................   5,265    350,044
    Northgate P.L.C......................................  11,837     59,809
    Novae Group P.L.C....................................   2,062     22,177
#*  Ocado Group P.L.C....................................  17,374     61,339
    Old Mutual P.L.C..................................... 118,385    329,438
    OneSavings Bank P.L.C................................   1,877      5,094
*   Ophir Energy P.L.C...................................  85,378     76,721
    Oxford Instruments P.L.C.............................   2,574     24,374
    Pagegroup P.L.C......................................  41,537    185,896
    Paragon Group of Cos. P.L.C. (The)...................   5,031     18,158
    PayPoint P.L.C.......................................   1,450     18,901
    Pearson P.L.C........................................   8,298     96,948
    Pearson P.L.C. Sponsored ADR.........................  28,261    330,371
    Pendragon P.L.C......................................  46,943     19,658
    Pennon Group P.L.C...................................  12,102    144,441
    Persimmon P.L.C......................................  34,771    776,352
    Petrofac, Ltd........................................  21,706    214,621
*   Petropavlovsk P.L.C..................................   2,951        279
    Pets at Home Group P.L.C.............................   3,759     12,111
    Phoenix Group Holdings...............................  11,288    119,736
    Photo-Me International P.L.C.........................  17,188     35,261
    Playtech P.L.C.......................................  12,151    139,947
    Polypipe Group P.L.C.................................   6,824     21,514
    Poundland Group P.L.C................................   3,614     10,851
    Premier Farnell P.L.C................................  22,991     59,166
    Provident Financial P.L.C............................  13,939    499,870
    Prudential P.L.C.....................................  14,127    249,037
    Prudential P.L.C. ADR................................  27,283    963,636
    PZ Cussons P.L.C.....................................   7,054     31,713
    QinetiQ Group P.L.C..................................  53,287    158,232
    Randgold Resources, Ltd..............................   2,119    249,360
    Rank Group P.L.C.....................................   7,595     22,320
    Rathbone Brothers P.L.C..............................   1,459     35,007
*   Raven Russia, Ltd....................................   5,054      2,541
    Reckitt Benckiser Group P.L.C........................  19,385  1,879,571
    Redrow P.L.C.........................................  19,383     86,670

                                     1296

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
UNITED KINGDOM -- (Continued)
    Regus P.L.C..........................................  63,433 $  256,324
    RELX P.L.C...........................................  12,196    231,587
#   RELX P.L.C. Sponsored ADR............................  38,416    740,660
    Renishaw P.L.C.......................................   2,830     97,526
    Rentokil Initial P.L.C............................... 119,006    338,354
    Ricardo P.L.C........................................   1,818     18,422
    Rightmove P.L.C......................................  10,779    577,869
    Rolls-Royce Holdings P.L.C........................... 125,140  1,309,415
    Rotork P.L.C.........................................  75,408    216,884
*   Royal Bank of Scotland Group P.L.C...................  41,410    105,421
*   Royal Bank of Scotland Group P.L.C. Sponsored ADR....   2,075     10,583
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A......       9        466
    Royal Mail P.L.C.....................................  47,633    321,197
    RPC Group P.L.C......................................  19,816    226,117
    RPS Group P.L.C......................................  15,749     39,296
    RSA Insurance Group P.L.C............................  55,477    364,810
    SABMiller P.L.C......................................  10,515    614,393
    Sage Group P.L.C. (The)..............................  36,583    344,956
    Savills P.L.C........................................  11,930    110,354
    Schroders P.L.C.(0239581)............................   2,161     57,560
    Schroders P.L.C.(0240549)............................   4,990    172,946
    SDL P.L.C............................................   2,041     11,690
    Senior P.L.C.........................................  35,351     95,823
*   Serco Group P.L.C....................................  12,629     20,006
    Servelec Group P.L.C.................................   2,219      7,169
    Severfield P.L.C.....................................  19,906     14,350
    Severn Trent P.L.C...................................  17,762    575,528
    Shanks Group P.L.C...................................  10,611     14,782
    Shire P.L.C..........................................   5,289    341,682
    Shire P.L.C. ADR.....................................   3,445    668,743
    SIG P.L.C............................................  46,291     64,584
    Sky P.L.C............................................  48,476    590,359
    Sky P.L.C. Sponsored ADR.............................   2,100    102,102
    Smith & Nephew P.L.C. Sponsored ADR..................  22,655    754,185
    Smiths Group P.L.C...................................  38,209    638,676
    Soco International P.L.C.............................  16,678     33,352
    Spectris P.L.C.......................................   7,078    175,739
    Speedy Hire P.L.C....................................  13,614      6,209
    Spirax-Sarco Engineering P.L.C.......................   4,892    257,725
    Spire Healthcare Group P.L.C.........................   7,041     30,118
    Spirent Communications P.L.C.........................  22,016     26,319
*   Sports Direct International P.L.C....................  13,700     52,466
    SSE P.L.C............................................  47,603    955,539
    SSP Group P.L.C......................................  18,088     76,675
    St. Ives P.L.C.......................................   1,554      2,257
    St. James's Place P.L.C..............................  37,499    458,928
    St. Modwen Properties P.L.C..........................   7,826     29,200
    Standard Chartered P.L.C.............................  44,576    356,435
    Standard Life P.L.C..................................  96,975    388,245
    Sthree P.L.C.........................................   2,477      8,429
    Stobart Group, Ltd...................................   1,489      3,368
    SuperGroup P.L.C.....................................   2,937     61,717
    Synthomer P.L.C......................................  28,771    139,213

                                     1297

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- ------------
UNITED KINGDOM -- (Continued)
    TalkTalk Telecom Group P.L.C.........................  65,355 $    198,049
    Tarsus Group P.L.C...................................   6,886       24,823
    Taylor Wimpey P.L.C.................................. 210,419      430,579
    Ted Baker P.L.C......................................   2,126       66,229
    Telecom Plus P.L.C...................................   4,608       63,495
*   Tesco P.L.C.......................................... 232,227      478,810
    Topps Tiles P.L.C....................................  11,525       18,305
    Travis Perkins P.L.C.................................  18,791      387,735
    Trinity Mirror P.L.C.................................  16,585       16,483
    TT Electronics P.L.C.................................  11,738       20,883
    Tullett Prebon P.L.C.................................   5,789       25,507
*   Tullow Oil P.L.C.....................................  38,806      102,203
    U & I Group P.L.C....................................   8,103       16,246
    UBM P.L.C............................................  27,365      242,881
    UDG Healthcare P.L.C.................................  11,866       91,335
    Ultra Electronics Holdings P.L.C.....................   5,772      130,649
    Unilever P.L.C.......................................  21,424    1,002,280
    Unilever P.L.C. Sponsored ADR........................  34,389    1,609,749
    United Utilities Group P.L.C.........................  23,065      310,296
*   Vectura Group P.L.C..................................  15,433       30,447
    Victrex P.L.C........................................   9,420      183,993
    Virgin Money Holdings UK P.L.C.......................   7,509       26,189
    Vodafone Group P.L.C................................. 576,038    1,749,934
    Vodafone Group P.L.C. Sponsored ADR..................   2,548       78,739
    Weir Group P.L.C. (The)..............................   8,600      166,631
    WH Smith P.L.C.......................................   7,413      150,065
    Whitbread P.L.C......................................   3,853      196,752
    William Hill P.L.C...................................  79,420      335,945
    Wincanton P.L.C......................................   8,273       19,862
    Wireless Group P.L.C.................................   2,030        8,254
    WM Morrison Supermarkets P.L.C....................... 138,730      340,927
    Wolseley P.L.C.......................................  11,809      658,427
    WPP P.L.C............................................  10,357      232,385
    WPP P.L.C. Sponsored ADR.............................   6,805      762,636
    WS Atkins P.L.C......................................  12,937      239,464
    Xaar P.L.C...........................................   1,636       10,754
    XP Power, Ltd........................................     435        9,318
    Zoopla Property Group P.L.C..........................   8,935       34,730
                                                                  ------------
TOTAL UNITED KINGDOM.....................................           78,135,850
                                                                  ------------
UNITED STATES -- (0.0%)
    Ball Corp............................................   1,385       97,911
                                                                  ------------
TOTAL COMMON STOCKS......................................          475,699,747
                                                                  ------------
PREFERRED STOCKS -- (0.3%)

GERMANY -- (0.3%)
    Bayerische Motoren Werke AG..........................   2,212      160,324
    Draegerwerk AG & Co. KGaA............................     319       21,128
    Fuchs Petrolub SE....................................   5,856      247,270
    Henkel AG & Co. KGaA.................................   3,234      402,975
    Jungheinrich AG......................................   4,491      136,984
    Porsche Automobil Holding SE.........................   7,262      379,761

                                     1298

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
GERMANY -- (Continued)
      Sartorius AG......................................     1,732 $    138,486
      Sixt SE...........................................     1,046       43,004
      Villeroy & Boch AG................................       866       13,205
                                                                   ------------
TOTAL GERMANY...........................................              1,543,137
                                                                   ------------
TOTAL PREFERRED STOCKS..................................              1,543,137
                                                                   ------------
RIGHTS/WARRANTS -- (0.0%)

AUSTRIA -- (0.0%)
*     Intercell AG Rights...............................       265           --
                                                                   ------------
SINGAPORE -- (0.0%)
*     Ezion Holdings, Ltd. Warrants 04/24/20............    35,749        1,733
                                                                   ------------
SPAIN -- (0.0%)
*     Zardoya Otis SA Rights 08/05/16...................    11,985        4,824
                                                                   ------------
TOTAL RIGHTS/WARRANTS...................................                  6,557
                                                                   ------------
TOTAL INVESTMENT SECURITIES.............................            477,249,441
                                                                   ------------

                                                                     VALUE+
                                                                   ------------
SECURITIES LENDING COLLATERAL -- (5.5%)
(S)@  DFA Short Term Investment Fund.................... 2,412,706   27,915,005
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $482,981,799)^^.....           $505,164,446
                                                                   ============

                                     1299

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                    LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                  ----------- ------------ ------- ------------
 Common Stocks
    Australia.................... $   337,778 $ 26,514,519   --    $ 26,852,297
    Austria......................          --    1,728,813   --       1,728,813
    Belgium......................          --    4,536,165   --       4,536,165
    Canada.......................  39,074,331           --   --      39,074,331
    China........................          --            2   --               2
    Denmark......................     835,465   11,115,093   --      11,950,558
    Finland......................     286,359    7,879,428   --       8,165,787
    France.......................     236,053   39,614,585   --      39,862,241
    Germany......................   2,545,732   29,908,272   --      32,454,004
    Hong Kong....................      31,547    8,944,657   --       8,976,204
    Ireland......................     395,451    1,957,066   --       2,352,517
    Israel.......................     865,883    1,856,614   --       2,722,497
    Italy........................      88,307   12,283,639   --      12,371,946
    Japan........................   4,312,070  102,571,963   --     106,884,033
    Netherlands..................   4,961,157   12,869,244   --      17,818,798
    New Zealand..................      15,912    2,576,968   --       2,592,880
    Norway.......................       9,633    3,167,046   --       3,176,679
    Portugal.....................          --    1,242,041   --       1,242,041
    Singapore....................          --    4,212,577   --       4,212,577
    Spain........................   1,348,238   12,139,854   --      13,488,092
    Sweden.......................     583,748   17,842,625   --      18,426,373
    Switzerland..................   4,515,894   34,061,257   --      38,577,151
    United Kingdom...............  17,746,437   60,389,413   --      78,135,850
    United States................      97,911           --   --          97,911
 Preferred Stocks
    Germany......................          --    1,543,137   --       1,543,137
 Rights/Warrants
    Austria......................          --           --   --              --
    Singapore....................          --        1,733   --           1,733
    Spain........................          --        4,824   --           4,824
 Securities Lending
    Collateral...................          --   27,915,005   --      27,915,005
                                  ----------- ------------   --    ------------
 TOTAL........................... $78,287,906 $426,876,540   --    $505,164,446
                                  =========== ============   ==    ============

                                     1300

                 DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                                 SHARES VALUE++
                                                                 ------ -------
 COMMON STOCK -- (100.0%)

 CANADA -- (100.0%)
    PrairieSky Royalty, Ltd.....................................  539   $10,482
                                                                        -------
 TOTAL INVESTMENT SECURITIES....................................         10,482
                                                                        -------
 TOTAL INVESTMENTS -- (100.0%) (Cost $10,533)^^.................        $10,482
                                                                        =======

                                     1301

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                       ----------------------------------------
                                        LEVEL 1    LEVEL 2   LEVEL 3   TOTAL
                                        ---------  -------   -------  --------
Common Stock
   Canada.............................  $ 10,482     --        --     $ 10,482
                                        ---------    --        --     --------
TOTAL.................................  $ 10,482     --        --     $ 10,482
                                        =========    ==        ==     ========

                                     1302

                  INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                          SHARES   VALUE++
                                                          ------- ----------
COMMON STOCKS -- (92.5%)

AUSTRALIA -- (6.4%)
    Adelaide Brighton, Ltd...............................  46,171 $  207,497
    AGL Energy, Ltd......................................   9,418    147,446
    ALS, Ltd.............................................  63,719    247,382
    Altium, Ltd..........................................   6,607     36,842
#   Alumina, Ltd......................................... 319,299    322,838
#   AMA Group, Ltd.......................................   5,769      4,061
    Amcor, Ltd...........................................  27,336    312,400
    AMP, Ltd............................................. 171,263    757,725
    AP Eagers, Ltd.......................................   3,748     34,508
#   APA Group............................................  35,817    264,876
*   APN News & Media, Ltd................................  18,597     58,239
#   ARB Corp., Ltd.......................................   6,423     88,683
    Ardent Leisure Group.................................  39,606     63,920
#*  Arrium, Ltd..........................................  91,938      1,537
    Asciano, Ltd.........................................  69,465    483,028
*   ASG Group, Ltd.......................................  29,610     21,953
    ASX, Ltd.............................................   9,953    376,426
    AUB Group, Ltd.......................................   6,209     48,162
    Aurizon Holdings, Ltd................................  88,081    348,551
*   Ausdrill, Ltd........................................  31,689     24,067
#   AusNet Services......................................  86,184    115,967
    Australia & New Zealand Banking Group, Ltd...........  74,515  1,466,042
#*  Australian Agricultural Co., Ltd.....................  42,738     66,011
    Australian Pharmaceutical Industries, Ltd............  38,132     55,717
#   Automotive Holdings Group, Ltd.......................  32,529    106,617
    Aveo Group...........................................  27,206     72,354
*   AWE, Ltd.............................................  57,918     39,753
    Bank of Queensland, Ltd..............................  49,521    398,394
    Beach Energy, Ltd.................................... 152,044     65,734
#*  Beadell Resources, Ltd...............................  18,149      7,210
    Bega Cheese, Ltd.....................................   5,491     25,897
    Bellamy's Australia, Ltd.............................   3,149     28,283
    Bendigo & Adelaide Bank, Ltd.........................  45,948    355,039
    BHP Billiton, Ltd.................................... 134,618  1,995,332
    BHP Billiton, Ltd. Sponsored ADR.....................     254      7,541
*   Billabong International, Ltd.........................   5,101      6,045
#   Blackmores, Ltd......................................     633     75,622
    BlueScope Steel, Ltd.................................  66,713    430,385
    Boral, Ltd...........................................  80,491    420,934
*   Bradken, Ltd.........................................   8,625     10,837
    Brambles, Ltd........................................  37,267    381,231
    Breville Group, Ltd..................................   7,096     43,316
    Brickworks, Ltd......................................   7,265     83,034
    BT Investment Management, Ltd........................   4,719     32,313
#   Cabcharge Australia, Ltd.............................  20,194     60,911
    Caltex Australia, Ltd................................   7,323    185,192
#   Cardno, Ltd..........................................  13,484      5,888
    carsales.com, Ltd....................................  17,747    171,615
#   Cash Converters International, Ltd...................  34,080     11,458
    Cedar Woods Properties, Ltd..........................   3,941     13,847
#   Challenger, Ltd......................................  51,974    375,819

                                     1303

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE++
                                                          ------- ----------
AUSTRALIA -- (Continued)
    CIMIC Group, Ltd.....................................   3,736 $   83,093
    Cleanaway Waste Management, Ltd...................... 222,913    144,893
    Coca-Cola Amatil, Ltd................................  24,485    171,285
    Cochlear, Ltd........................................   2,811    283,999
    Collins Foods, Ltd...................................  10,278     32,912
    Commonwealth Bank of Australia.......................  19,077  1,122,998
    Computershare, Ltd...................................  17,771    119,989
#   Corporate Travel Management, Ltd.....................   2,968     35,287
    Cover-More Group, Ltd................................  12,150     12,681
#   Credit Corp. Group, Ltd..............................   1,010     10,235
    CSG, Ltd.............................................  30,846     36,697
    CSR, Ltd.............................................  53,095    155,421
    Decmil Group, Ltd....................................  10,789      6,721
    Domino's Pizza Enterprises, Ltd......................   5,014    287,257
*   Doray Minerals, Ltd..................................  18,543     14,926
    Downer EDI, Ltd......................................  47,785    151,934
    DuluxGroup, Ltd......................................  29,266    147,836
#*  Energy Resources of Australia, Ltd...................  13,961      3,616
#*  Energy World Corp., Ltd..............................  19,261      4,096
    EQT Holdings, Ltd....................................     676      8,804
    ERM Power, Ltd.......................................  11,026      8,561
    Event Hospitality and Entertainment, Ltd.............  12,605    141,791
    Evolution Mining, Ltd................................ 102,805    224,983
    Fairfax Media, Ltd................................... 291,705    233,056
    Finbar Group, Ltd....................................   8,281      5,255
#*  Fleetwood Corp., Ltd.................................     779      1,248
    FlexiGroup, Ltd......................................  30,205     46,015
#   Flight Centre Travel Group, Ltd......................   3,896     95,478
    Fortescue Metals Group, Ltd.......................... 137,534    469,078
#   G8 Education, Ltd....................................  33,655     98,388
    GBST Holdings, Ltd...................................   1,530      4,721
    Genworth Mortgage Insurance Australia, Ltd...........   5,710     12,774
    GrainCorp, Ltd. Class A..............................  25,591    165,120
    Greencross, Ltd......................................   7,545     40,283
#   GUD Holdings, Ltd....................................   9,711     74,244
    GWA Group, Ltd.......................................  17,580     28,159
    Hansen Technologies, Ltd.............................   8,682     27,374
    Harvey Norman Holdings, Ltd..........................  48,506    178,446
    HFA Holdings, Ltd....................................  13,789     23,581
*   Hills, Ltd...........................................  18,019      3,352
*   Horizon Oil, Ltd.....................................  94,750      3,255
    Iluka Resources, Ltd.................................  21,603    115,249
*   Imdex, Ltd...........................................   3,611      1,071
#   IMF Bentham, Ltd.....................................  25,892     30,626
    Incitec Pivot, Ltd................................... 152,092    333,004
    Independence Group NL................................  53,669    166,958
*   Infigen Energy.......................................  12,200     11,050
    Infomedia, Ltd.......................................  19,244      9,805
    Insurance Australia Group, Ltd.......................  98,254    451,921
#   InvoCare, Ltd........................................  10,303    114,774
#   IOOF Holdings, Ltd...................................  24,112    165,910
    IRESS, Ltd...........................................   7,225     62,111
    iSelect, Ltd.........................................   8,736      8,630

                                     1304

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE++
                                                          ------- ----------
AUSTRALIA -- (Continued)
    James Hardie Industries P.L.C........................  21,122 $  350,460
#   JB Hi-Fi, Ltd........................................   7,664    151,217
*   Karoon Gas Australia, Ltd............................   6,708      6,827
#*  Kingsgate Consolidated, Ltd..........................  33,671     10,491
    LendLease Group......................................  48,539    495,414
#*  Lynas Corp., Ltd..................................... 963,840     55,085
    MACA, Ltd............................................   8,396     11,147
*   Macmahon Holdings, Ltd............................... 237,156     18,924
    Macquarie Group, Ltd.................................  18,234  1,032,372
    Magellan Financial Group, Ltd........................   7,068    122,912
    Mantra Group, Ltd....................................   4,439     12,140
    MaxiTRANS Industries, Ltd............................  11,936      4,267
*   Mayne Pharma Group, Ltd..............................  56,914     88,020
#   McMillan Shakespeare, Ltd............................   5,192     55,682
    Medibank Pvt, Ltd.................................... 100,937    235,611
*   Medusa Mining, Ltd...................................  45,149     24,686
    Melbourne IT, Ltd....................................   8,952     11,723
    Metals X, Ltd........................................  19,748     24,686
*   Mincor Resources NL..................................   3,984      1,202
    Mineral Resources, Ltd...............................  18,509    138,801
#   MMA Offshore, Ltd....................................  12,228      2,747
#   Monadelphous Group, Ltd..............................  11,587     92,917
    Mortgage Choice, Ltd.................................   2,795      4,474
*   Mount Gibson Iron, Ltd...............................  26,826      5,905
#   Myer Holdings, Ltd...................................  98,432    100,055
    MyState, Ltd.........................................   7,026     21,531
    National Australia Bank, Ltd.........................  52,585  1,063,065
    Navitas, Ltd.........................................  23,128    104,446
*   NetComm Wireless, Ltd................................   5,013     11,067
    New Hope Corp., Ltd..................................  16,892     20,556
*   Newcrest Mining, Ltd.................................  34,372    669,448
    nib holdings, Ltd....................................  27,163     95,593
    Northern Star Resources, Ltd.........................  40,580    165,858
    Nufarm, Ltd..........................................  16,221    102,273
    Oil Search, Ltd......................................  52,256    286,353
#   Orica, Ltd...........................................  56,565    610,725
    Origin Energy, Ltd...................................  49,055    206,850
*   Orocobre, Ltd........................................   8,159     25,793
    Orora, Ltd...........................................  96,489    211,405
    OZ Minerals, Ltd.....................................  35,440    173,517
#   OzForex Group, Ltd...................................   8,349     15,846
    Pact Group Holdings, Ltd.............................   4,849     21,027
#*  Paladin Energy, Ltd.................................. 157,449     23,515
*   Panoramic Resources, Ltd.............................   9,832      1,873
    Peet, Ltd............................................  15,682     11,389
    Perpetual, Ltd.......................................   2,770     95,906
*   Perseus Mining, Ltd..................................  75,538     37,375
    Platinum Asset Management, Ltd.......................  13,014     59,964
    Premier Investments, Ltd.............................  10,340    127,546
    Prime Media Group, Ltd...............................  19,595      4,561
    Programmed Maintenance Services, Ltd.................  22,039     34,617
    Qantas Airways, Ltd..................................  78,783    189,152
    QBE Insurance Group, Ltd.............................  50,070    417,912

                                     1305

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES  VALUE++
                                                          ------- --------
AUSTRALIA -- (Continued)
#   Qube Holdings, Ltd...................................  67,880 $131,489
*   Ramelius Resources, Ltd..............................  54,769   24,324
    RCR Tomlinson, Ltd...................................   9,186   14,140
#   REA Group, Ltd.......................................   2,678  132,991
    Reckon, Ltd..........................................   6,209    6,877
    Regis Healthcare, Ltd................................   7,110   27,882
    Regis Resources, Ltd.................................  21,378   66,457
    Reject Shop, Ltd. (The)..............................   5,557   54,371
*   Resolute Mining, Ltd.................................  51,480   66,464
    Retail Food Group, Ltd...............................   2,999   13,173
    Ridley Corp., Ltd....................................  37,057   40,830
    Rio Tinto, Ltd.......................................  17,677  674,576
    SAI Global, Ltd......................................  24,347   65,917
    Sandfire Resources NL................................  15,902   69,838
    Santos, Ltd..........................................  84,475  288,776
*   Saracen Mineral Holdings, Ltd........................  90,687  120,378
#   Seek, Ltd............................................  18,710  238,074
#   Select Harvests, Ltd.................................   8,570   49,717
*   Senex Energy, Ltd.................................... 135,403   27,972
    Servcorp, Ltd........................................   5,319   27,433
#   Seven Group Holdings, Ltd............................   9,767   51,016
    Seven West Media, Ltd................................ 137,261  108,356
    Sigma Pharmaceuticals, Ltd........................... 122,239  120,390
#   Silver Chef, Ltd.....................................   1,739   13,140
*   Silver Lake Resources, Ltd...........................  47,532   23,586
#   Sims Metal Management, Ltd...........................  19,344  124,673
    Sirtex Medical, Ltd..................................   2,829   67,731
#   Slater & Gordon, Ltd.................................  28,214    8,695
    SMS Management & Technology, Ltd.....................   9,154   12,871
    Sonic Healthcare, Ltd................................  14,128  246,805
*   South32, Ltd......................................... 131,103  184,866
*   South32, Ltd. ADR....................................   3,651   25,283
    Southern Cross Media Group, Ltd......................  79,239   76,066
    Spark Infrastructure Group........................... 104,171  207,551
*   St Barbara, Ltd......................................  10,906   25,445
#   Steadfast Group, Ltd.................................  42,055   67,500
    Suncorp Group, Ltd...................................  45,021  459,607
*   Sundance Energy Australia, Ltd.......................  57,522    6,771
    Sunland Group, Ltd...................................   6,809    7,474
#   Super Retail Group, Ltd..............................  11,158   83,228
    Sydney Airport.......................................  17,558  101,111
    Tassal Group, Ltd....................................  17,196   53,895
    Technology One, Ltd..................................  14,423   62,485
    Telstra Corp., Ltd...................................  41,101  180,273
#*  Ten Network Holdings, Ltd............................   7,026    6,127
    TFS Corp., Ltd.......................................  26,787   33,187
    Thorn Group, Ltd.....................................   4,148    4,194
*   Tiger Resources, Ltd................................. 219,444    6,733
    Tox Free Solutions, Ltd..............................  14,188   28,531
    TPG Telecom, Ltd.....................................  12,199  119,251
    Transurban Group.....................................  36,496  348,705
*   Troy Resources, Ltd..................................     443      178
*   UGL, Ltd.............................................  20,063   37,539

                                     1306

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
AUSTRALIA -- (Continued)
    Villa World, Ltd.......................................  10,295 $    18,628
    Village Roadshow, Ltd..................................   8,808      36,059
*   Virgin Australia Holdings, Ltd......................... 108,136      19,755
    Virtus Health, Ltd.....................................   6,841      40,166
#   Vocus Communications, Ltd..............................  36,817     250,364
*   Watpac, Ltd............................................  27,091      17,517
    Webjet, Ltd............................................   3,015      17,530
    Wesfarmers, Ltd........................................  16,838     550,706
#   Western Areas, Ltd.....................................  29,390      61,764
    Westpac Banking Corp...................................  52,315   1,237,895
#*  Whitehaven Coal, Ltd...................................  55,612      71,885
    Woodside Petroleum, Ltd................................  55,804   1,139,931
#   Woolworths, Ltd........................................  17,194     306,416
#   WorleyParsons, Ltd.....................................  27,789     159,083
    WPP AUNZ, Ltd..........................................  68,187      65,292
                                                                    -----------
TOTAL AUSTRALIA............................................          34,060,291
                                                                    -----------

AUSTRIA -- (0.6%)
    Agrana Beteiligungs AG.................................     125      13,896
#   AMAG Austria Metall AG.................................     373      13,769
    ANDRITZ AG.............................................   3,135     159,839
    Atrium European Real Estate, Ltd.......................   9,121      40,180
    Austria Technologie & Systemtechnik AG.................   3,324      39,433
    BUWOG AG...............................................   2,737      66,380
    CA Immobilien Anlagen AG...............................   6,306     118,509
    Conwert Immobilien Invest SE...........................   5,541      91,163
#   DO & CO AG.............................................     270      21,278
    Erste Group Bank AG....................................   8,448     223,885
    EVN AG.................................................   2,411      28,172
*   FACC AG................................................   1,487       8,417
*   IMMOFINANZ AG..........................................  56,022     121,970
    Kapsch TrafficCom AG...................................     788      32,604
    Lenzing AG.............................................     882      92,463
    Mayr Melnhof Karton AG.................................     755      82,776
    Oesterreichische Post AG...............................   2,467      86,094
    OMV AG.................................................  21,301     568,963
    Palfinger AG...........................................     416      12,393
    POLYTEC Holding AG.....................................   2,865      23,752
    Porr Ag................................................     848      24,157
*   Raiffeisen Bank International AG.......................  13,713     180,940
    RHI AG.................................................   3,247      67,398
#   Rosenbauer International AG............................     131       7,471
    S IMMO AG..............................................   4,456      43,092
    Schoeller-Bleckmann Oilfield Equipment AG..............     459      28,224
    Semperit AG Holding....................................   1,281      41,540
    Strabag SE.............................................   1,732      54,183
    Telekom Austria AG.....................................  10,075      59,275
    UNIQA Insurance Group AG...............................   7,215      44,642
    Verbund AG.............................................   3,423      53,604
    Vienna Insurance Group AG Wiener Versicherung Gruppe...   1,985      39,365
    Voestalpine AG.........................................  11,179     394,233
    Wienerberger AG........................................   7,724     119,158

                                     1307

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES  VALUE++
                                                          ------ ----------
AUSTRIA -- (Continued)
    Zumtobel Group AG....................................  1,877 $   28,486
                                                                 ----------
TOTAL AUSTRIA............................................         3,031,704
                                                                 ----------
BELGIUM -- (1.0%)
#*  Ablynx NV............................................  1,906     26,198
    Ackermans & van Haaren NV............................  2,314    280,092
    Ageas................................................ 16,474    553,834
*   AGFA-Gevaert NV...................................... 19,738     71,153
    Atenor...............................................    216     11,311
    Banque Nationale de Belgique.........................     19     60,319
    Barco NV.............................................  1,098     84,511
    Bekaert SA...........................................  3,883    177,949
    bpost SA.............................................  1,649     43,216
#*  Celyad SA............................................    565     13,897
    Cie d'Entreprises CFE................................    814     74,955
*   Cie Immobiliere de Belgique SA.......................    213     12,436
    Colruyt SA...........................................  7,814    435,879
    D'ieteren SA.........................................  3,335    146,133
    Deceuninck NV........................................  5,234     12,361
    Econocom Group SA....................................  6,240     81,733
    Elia System Operator SA..............................  2,099    111,872
    Euronav NV........................................... 14,415    124,235
    EVS Broadcast Equipment SA...........................    367     12,391
    Exmar NV.............................................  3,996     28,083
*   Fagron...............................................  2,843     22,773
*   Galapagos NV.........................................  1,876    102,617
*   Galapagos NV Sponsored ADR...........................    300     16,551
    Gimv NV..............................................    504     27,382
    Ion Beam Applications................................    595     28,049
*   KBC Group NV.........................................  7,846    407,847
    Kinepolis Group NV...................................  1,256     56,097
#   Lotus Bakeries.......................................     25     50,305
#*  MDxHealth............................................  5,800     23,521
    Melexis NV...........................................  1,219     80,038
*   Nyrstar NV...........................................  7,760     70,710
    Ontex Group NV.......................................  3,553    128,374
*   Orange Belgium SA....................................  4,432    107,442
    Picanol..............................................    183     12,282
    Proximus SADP........................................ 11,262    351,553
    Recticel SA..........................................  3,942     20,477
    Resilux..............................................    108     17,254
    Sioen Industries NV..................................  1,485     33,872
    Sipef SA.............................................    498     26,745
    Solvay SA............................................  6,246    648,369
*   Telenet Group Holding NV.............................  2,367    112,259
*   Tessenderlo Chemie NV................................  3,117    106,034
*   ThromboGenics NV.....................................    592      2,011
    Umicore SA........................................... 11,515    666,254

                                     1308

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE++
                                                          ------- ----------
BELGIUM -- (Continued)
    Van de Velde NV......................................     784 $   57,149
                                                                  ----------
TOTAL BELGIUM............................................          5,538,523
                                                                  ----------
CANADA -- (10.4%)
#*  5N Plus, Inc.........................................   4,100      6,280
    Absolute Software Corp...............................   2,400     14,687
    Acadian Timber Corp..................................     700      9,677
*   Advantage Oil & Gas, Ltd.(B66PKS8)...................  21,120    133,613
*   Advantage Oil & Gas, Ltd.(00765F101).................   3,399     21,584
    Aecon Group, Inc.....................................   6,295     83,843
#   Ag Growth International, Inc.........................   1,000     31,999
    AGF Management, Ltd. Class B.........................   7,587     29,636
    Agnico Eagle Mines, Ltd..............................  15,126    879,426
    Agrium, Inc.(008916108)..............................   6,579    597,110
    Agrium, Inc.(2213538)................................   1,600    145,215
    AGT Food & Ingredients, Inc..........................   3,100     75,194
    Aimia, Inc...........................................  13,859     91,180
*   Air Canada...........................................   5,441     37,464
    AirBoss of America Corp..............................   3,978     43,173
*   Alacer Gold Corp.....................................  29,796     75,993
*   Alamos Gold, Inc. Class A(011532108).................  13,292    124,143
    Alamos Gold, Inc. Class A(BZ3DNP6)...................   4,000     37,345
    Alaris Royalty Corp..................................   3,082     54,882
*   Alexco Resource Corp.................................   1,285      2,454
    Algonquin Power & Utilities Corp.....................  16,583    155,079
    Alimentation Couche-Tard, Inc. Class B...............   5,865    265,164
#   AltaGas, Ltd.........................................  12,714    323,875
    Altius Minerals Corp.................................   4,348     35,333
    Altus Group, Ltd.....................................   2,850     51,515
    ARC Resources, Ltd...................................  28,634    503,751
*   Argonaut Gold, Inc...................................  18,272     50,101
*   Asanko Gold, Inc.....................................   5,802     25,329
    Atco, Ltd. Class I...................................   3,639    137,154
#*  Athabasca Oil Corp...................................  40,149     37,823
*   ATS Automation Tooling Systems, Inc..................   8,297     63,356
*   AuRico Metals, Inc.(05157J108).......................   5,845      5,073
*   AuRico Metals, Inc.(BYR52G5).........................   2,212      1,914
    AutoCanada, Inc......................................   2,621     42,658
#*  Avigilon Corp........................................   3,373     34,282
#*  B2Gold Corp.......................................... 103,493    324,196
#   Badger Daylighting, Ltd..............................   6,456    101,464
    Bank of Montreal(063671101)..........................  14,125    905,695
#   Bank of Montreal(2076009)............................   3,124    200,267
    Bank of Nova Scotia (The)(064149107).................  25,169  1,277,830
    Bank of Nova Scotia (The)(2076281)...................   3,200    162,518
*   Bankers Petroleum, Ltd...............................  30,800     47,651
    Barrick Gold Corp.(2024644)..........................  34,082    744,210
    Barrick Gold Corp.(067901108)........................  46,629  1,019,310
    Baytex Energy Corp.(B4VGVM3).........................  18,300     85,918
    Baytex Energy Corp.(07317Q105).......................   2,602     12,177
#   BCE, Inc.(B188TH2)...................................   1,841     88,169
    BCE, Inc.(05534B760).................................   2,798    133,996
*   Bellatrix Exploration, Ltd...........................   7,797      6,691

                                     1309

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES  VALUE++
                                                          ------ ----------
CANADA -- (Continued)
#*  Birchcliff Energy, Ltd............................... 12,347 $   89,270
    Bird Construction, Inc...............................  5,089     52,502
    Black Diamond Group, Ltd.............................  3,642     14,142
*   BlackBerry, Ltd.(BCBHZ31)............................  5,600     42,462
*   BlackBerry, Ltd.(09228F103).......................... 31,605    240,198
#*  BlackPearl Resources, Inc............................ 32,381     25,049
#*  Bombardier, Inc. Class B............................. 91,700    137,657
    Bonavista Energy Corp................................  5,420     14,612
#   Bonterra Energy Corp.................................  2,880     54,593
    Boralex, Inc. Class A................................  4,223     64,526
    Brookfield Asset Management, Inc. Class A............  8,989    310,431
*   BRP, Inc.............................................  3,068     49,815
#   Calfrac Well Services, Ltd...........................  9,153     20,821
    Cameco Corp.......................................... 14,192    135,676
    Canaccord Genuity Group, Inc......................... 12,583     45,585
#*  Canacol Energy, Ltd.................................. 17,800     54,123
#   Canadian Energy Services & Technology Corp........... 20,070     54,108
    Canadian Imperial Bank of Commerce...................  6,765    513,802
    Canadian National Railway Co.........................  9,292    587,347
    Canadian Natural Resources, Ltd...................... 53,582  1,619,784
    Canadian Pacific Railway, Ltd.(13645T100)............  2,100    314,538
    Canadian Pacific Railway, Ltd.(2793115)..............  1,500    224,727
#   Canadian Tire Corp., Ltd. Class A....................  2,768    290,845
    Canadian Utilities, Ltd. Class A.....................  2,411     74,214
#   Canadian Western Bank................................  9,694    187,250
    Canam Group, Inc.....................................  4,800     38,638
    Canexus Corp.........................................  8,060      7,902
*   Canfor Corp..........................................  9,366    111,188
    Canfor Pulp Products, Inc............................  3,791     30,284
#   CanWel Building Materials Group, Ltd.................  1,900      8,979
    Canyon Services Group, Inc...........................  7,376     27,343
    Capital Power Corp...................................  7,001    112,604
*   Capstone Mining Corp................................. 41,075     27,055
    Cascades, Inc........................................ 10,300     77,152
    CCL Industries, Inc. Class B.........................    870    155,722
*   Celestica, Inc....................................... 11,606    128,594
    Cenovus Energy, Inc.(15135U109)...................... 32,519    465,022
    Cenovus Energy, Inc.(B57FG04)........................ 13,400    191,817
    Centerra Gold, Inc................................... 17,742    104,632
*   Cequence Energy, Ltd................................. 30,508      7,944
    Cervus Equipment Corp................................  1,200     10,386
*   CGI Group, Inc. Class A..............................  8,717    423,123
    Chesswood Group, Ltd.................................  1,200      9,375
*   China Gold International Resources Corp., Ltd........ 21,716     41,082
    CI Financial Corp.................................... 14,229    290,868
    Cineplex, Inc........................................  4,383    170,802
    Clearwater Seafoods, Inc.............................  1,677     18,650
    Cogeco Communications, Inc...........................  2,482    122,156
    Cogeco, Inc..........................................  1,076     43,340
*   Colliers International Group, Inc....................  1,720     71,002
    Computer Modelling Group, Ltd........................  7,490     56,850
    Constellation Software, Inc..........................    600    244,251
#*  Copper Mountain Mining Corp.......................... 22,194      9,009

                                     1310

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES VALUE++
                                                          ------ --------
CANADA -- (Continued)
#   Corus Entertainment, Inc. Class B....................  9,513 $ 93,990
    Cott Corp.(2228952)..................................  4,956   73,866
    Cott Corp.(22163N106)................................  8,421  125,726
    Crescent Point Energy Corp.(22576C101)...............  6,810   99,624
    Crescent Point Energy Corp.(B67C8W8)................. 26,078  381,295
*   Crew Energy, Inc..................................... 16,833   71,295
*   Delphi Energy Corp...................................  8,492    6,179
#*  Denison Mines Corp...................................  3,500    1,876
*   Descartes Systems Group, Inc. (The)(249906108).......  1,400   28,280
*   Descartes Systems Group, Inc. (The)(2141941).........    100    2,017
*   Detour Gold Corp..................................... 20,100  525,573
    DH Corp..............................................  8,150  201,308
    DHX Media, Ltd.......................................  2,334   12,692
    DirectCash Payments, Inc.............................  1,393   14,275
    Dollarama, Inc.......................................  5,600  414,065
*   Dominion Diamond Corp................................  8,601   79,043
    Dorel Industries, Inc. Class B.......................  3,147   90,748
*   Dundee Precious Metals, Inc.......................... 11,518   34,669
    Eldorado Gold Corp.(284902103).......................  7,243   29,624
    Eldorado Gold Corp.(2307873)......................... 62,031  254,177
#   Element Financial Corp............................... 12,691  136,275
#   Emera, Inc...........................................  1,790   66,739
    Empire Co., Ltd. Class A............................. 20,497  326,533
#   Enbridge Income Fund Holdings, Inc................... 11,350  282,522
    Enbridge, Inc.(2466149)..............................  3,300  135,751
    Enbridge, Inc.(29250N105)............................  6,108  251,222
    Encana Corp.(292505104).............................. 56,119  451,758
    Encana Corp.(2793193)................................ 24,100  193,811
*   Endeavour Mining Corp................................  8,672  168,505
*   Endeavour Silver Corp.(2980003)......................  5,300   25,655
*   Endeavour Silver Corp.(29258Y103)....................  4,949   24,003
    Enercare, Inc........................................ 15,100  203,430
    Enerflex, Ltd........................................  8,466   74,049
#*  Energy Fuels, Inc....................................  2,154    4,784
    Enerplus Corp........................................ 11,838   70,673
    Enghouse Systems, Ltd................................  1,600   65,402
    Ensign Energy Services, Inc.......................... 15,075   83,246
#*  Epsilon Energy, Ltd..................................  5,703   13,956
    Equitable Group, Inc.................................  1,307   54,306
*   Essential Energy Services Trust...................... 19,400   10,698
    Evertz Technologies, Ltd.............................  2,200   29,791
*   exactEarth, Ltd......................................  2,046    2,115
    Exchange Income Corp.................................  4,358  112,451
    Exco Technologies, Ltd...............................  4,701   45,366
    Extendicare, Inc.....................................  6,349   39,923
    Fairfax Financial Holdings, Ltd......................    847  454,110
    Fiera Capital Corp...................................  2,526   24,648
    Finning International, Inc........................... 20,655  334,745
    Firm Capital Mortgage Investment Corp................  2,400   25,256
    First Capital Realty, Inc............................  6,219  110,457
*   First Majestic Silver Corp.(2833583).................  4,769   82,695
#*  First Majestic Silver Corp.(32076V103)...............  7,108  123,253
#   First Quantum Minerals, Ltd.......................... 60,595  523,967

                                     1311

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES VALUE++
                                                          ------ --------
CANADA -- (Continued)
*   FirstService Corp....................................  1,720 $ 84,572
    Fortis, Inc..........................................  5,459  180,831
*   Fortuna Silver Mines, Inc.(2383033)..................  7,299   63,618
*   Fortuna Silver Mines, Inc.(349915108)................  1,312   11,441
    Franco-Nevada Corp.(351858105).......................    742   57,156
    Franco-Nevada Corp.(B29NF31).........................    800   61,683
    Freehold Royalties, Ltd..............................  4,858   41,449
#   Genworth MI Canada, Inc..............................  5,149  137,514
    George Weston, Ltd...................................  2,234  198,410
    Gibson Energy, Inc................................... 11,892  135,711
    Gildan Activewear, Inc.(375916103)...................  3,004   88,047
    Gildan Activewear, Inc.(2254645).....................  2,000   58,683
    Gluskin Sheff + Associates, Inc......................  2,574   35,013
    GMP Capital, Inc.....................................  5,000   20,488
    Goldcorp, Inc........................................ 23,406  418,499
*   Gran Tierra Energy, Inc.(B2PPCS5).................... 30,130   83,537
*   Gran Tierra Energy, Inc.(38500T101)..................  2,706    7,496
    Granite Oil Corp.....................................  3,733   20,472
*   Great Panther Silver, Ltd............................    753    1,096
    Great-West Lifeco, Inc...............................  6,478  168,245
    Guardian Capital Group, Ltd. Class A.................  1,428   23,723
*   Heroux-Devtek, Inc...................................  1,114   13,003
    High Liner Foods, Inc................................  2,850   43,700
#   Home Capital Group, Inc..............................  6,872  146,214
#   Horizon North Logistics, Inc......................... 10,800   15,551
    HudBay Minerals, Inc.(B05BDX1).......................  3,724   18,568
    HudBay Minerals, Inc.(B05BQ98)....................... 19,343   96,715
    Hudson's Bay Co...................................... 10,384  130,511
    Husky Energy, Inc.................................... 28,849  339,387
*   IAMGOLD Corp.(450913108).............................  4,292   22,190
*   IAMGOLD Corp.(2446646)............................... 45,480  234,776
    IGM Financial, Inc...................................  6,969  193,914
*   IMAX Corp............................................  4,098  129,456
#*  Imperial Metals Corp.................................  1,400    8,246
    Imperial Oil, Ltd.(453038408)........................  8,027  246,349
    Imperial Oil, Ltd.(2454241)..........................  2,000   61,533
    Industrial Alliance Insurance & Financial Services,
      Inc................................................  8,878  288,986
#   Innergex Renewable Energy, Inc.......................  9,052  108,431
    Intact Financial Corp................................  2,655  190,312
#   Inter Pipeline, Ltd..................................  9,493  198,345
*   Interfor Corp........................................  7,840   86,768
    Intertape Polymer Group, Inc.........................  5,000   80,688
*   Ithaca Energy, Inc................................... 43,625   31,742
*   Ivanhoe Mines, Ltd. Class A.......................... 40,542   44,403
    Jean Coutu Group PJC, Inc. (The) Class A.............  6,000   86,899
    Just Energy Group, Inc.(B63MCN1).....................  9,896   61,469
    Just Energy Group, Inc.(B693818).....................  4,023   24,983
    K-Bro Linen, Inc.....................................  1,051   35,620
    Keyera Corp.......................................... 10,554  302,963
*   Kinross Gold Corp.(B03Z841).......................... 88,997  460,100
*   Kinross Gold Corp.(496902404)........................ 27,330  141,296
*   Kirkland Lake Gold, Inc..............................  5,817   49,676
*   Klondex Mines, Ltd...................................  7,800   36,800

                                     1312

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES VALUE++
                                                          ------ --------
CANADA -- (Continued)
*   Knight Therapeutics, Inc.............................  8,053 $ 52,365
    Labrador Iron Ore Royalty Corp.......................  1,709   19,582
    Laurentian Bank of Canada............................  3,246  120,353
    Leon's Furniture, Ltd................................  1,806   21,440
#*  Lightstream Resources, Ltd........................... 18,784    1,439
    Linamar Corp.........................................  6,528  259,140
    Loblaw Cos., Ltd.....................................  3,684  205,519
    Lucara Diamond Corp.................................. 27,189   83,921
*   Lundin Mining Corp................................... 68,587  286,819
    MacDonald Dettwiler & Associates, Ltd................  1,600  104,947
    Magellan Aerospace Corp..............................  1,937   25,947
    Magna International, Inc.(559222401).................  7,200  277,704
    Magna International, Inc.(2554475)................... 10,450  402,585
*   Mainstreet Equity Corp...............................    500   13,116
    Major Drilling Group International, Inc..............  9,020   51,468
    Mandalay Resources Corp.............................. 36,500   31,590
    Manitoba Telecom Services, Inc.......................  3,243   95,801
    Manulife Financial Corp.(56501R106).................. 35,723  486,904
    Manulife Financial Corp.(2492519)....................  3,400   46,352
    Maple Leaf Foods, Inc................................  7,700  175,272
    Martinrea International, Inc.........................  9,617   64,155
    Mediagrif Interactive Technologies, Inc..............    800   10,906
    Medical Facilities Corp..............................  5,950   98,434
#*  MEG Energy Corp...................................... 16,504   69,902
    Melcor Developments, Ltd.............................    200    2,206
*   Merus Labs International, Inc........................ 14,935   19,903
    Methanex Corp.(59151K108)............................  8,906  249,546
    Methanex Corp.(2654416)..............................    800   22,438
    Metro, Inc........................................... 18,077  657,232
*   Mitel Networks Corp.................................. 11,355   83,142
    Morneau Shepell, Inc.................................  2,100   29,916
    MTY Food Group, Inc..................................  1,188   37,142
    Mullen Group, Ltd.................................... 12,704  152,761
    National Bank of Canada.............................. 25,355  868,243
    Nevsun Resources, Ltd................................ 25,061   82,919
    New Flyer Industries, Inc............................  3,576  113,526
*   New Gold, Inc.(644535106)............................  4,011   20,857
*   New Gold, Inc.(2826947).............................. 58,248  302,471
    Newalta Corp.........................................  5,173    9,588
    Norbord, Inc.........................................  3,712   93,534
    North American Energy Partners, Inc..................  2,400    6,048
    North West Co., Inc. (The)...........................  4,209   98,322
#   Northland Power, Inc.................................  6,564  123,322
*   NuVista Energy, Ltd.................................. 14,211   68,897
    OceanaGold Corp...................................... 75,090  271,455
    Onex Corp............................................  1,700  105,530
    Open Text Corp.(683715106)...........................  1,994  121,494
    Open Text Corp.(2260824).............................    600   36,561
    Osisko Gold Royalties, Ltd...........................  8,891  118,084
*   Painted Pony Petroleum, Ltd..........................  2,100   13,880
    Pan American Silver Corp............................. 18,080  352,560
*   Paramount Resources, Ltd. Class A....................  2,600   24,494
*   Parex Resources, Inc................................. 11,330  109,859

                                     1313

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES  VALUE++
                                                          ------ ----------
CANADA -- (Continued)
#   Parkland Fuel Corp...................................  6,734 $  119,501
    Pason Systems, Inc...................................  8,565    114,734
    Pembina Pipeline Corp.(B4PPQG5)......................  4,402    128,230
    Pembina Pipeline Corp.(B4PT2P8)......................    900     26,249
    Pengrowth Energy Corp.(70706P104)....................  4,002      6,003
#   Pengrowth Energy Corp.(B67M828)...................... 61,484     91,827
    Penn West Petroleum, Ltd.(707887105)................. 20,635     26,206
#   Penn West Petroleum, Ltd.(B63FY34)................... 53,000     66,978
#   Peyto Exploration & Development Corp.................  9,128    259,372
    PHX Energy Services Corp.............................  3,238      6,870
    Pizza Pizza Royalty Corp.............................  2,400     27,720
    Potash Corp. of Saskatchewan, Inc.(73755L107)........ 12,697    198,073
    Potash Corp. of Saskatchewan, Inc.(2696980).......... 23,874    372,103
    PrairieSky Royalty, Ltd..............................  1,071     20,843
    Precision Drilling Corp.(74022D308).................. 19,847     84,747
#   Precision Drilling Corp.(B5YPLH9).................... 32,564    138,920
    Premium Brands Holdings Corp.........................  2,140     92,327
#*  Pretium Resources, Inc............................... 12,600    149,677
*   Primero Mining Corp.(74164W106)......................  9,167     20,992
*   Primero Mining Corp.(B4Z8FV2)........................ 20,955     47,667
#   Pulse Seismic, Inc...................................  4,200      7,656
    Quebecor, Inc. Class B...............................  4,616    142,194
    Reitmans Canada, Ltd. Class A........................  5,200     17,524
    Restaurant Brands International, Inc.................  2,300    102,911
    Richelieu Hardware, Ltd..............................  3,634     75,817
*   Richmont Mines, Inc..................................  8,853     98,521
    Ritchie Bros Auctioneers, Inc.(767744105)............  2,701     89,673
    Ritchie Bros Auctioneers, Inc.(2345390)..............    900     29,847
#   Rocky Mountain Dealerships, Inc......................  3,078     16,950
    Rogers Communications, Inc. Class B(775109200).......  4,076    180,037
    Rogers Communications, Inc. Class B(2169051).........    700     30,919
    Rogers Sugar, Inc.................................... 10,320     49,085
    Royal Bank of Canada................................. 24,345  1,484,071
    Russel Metals, Inc...................................  8,571    154,923
*   Sandstorm Gold, Ltd.................................. 15,511     88,030
    Sandvine Corp........................................  9,306     23,236
    Saputo, Inc..........................................  7,380    221,742
#*  Savanna Energy Services Corp.........................  8,000      9,252
*   Sears Canada, Inc....................................  1,813      4,860
    Secure Energy Services, Inc..........................  4,958     29,809
*   SEMAFO, Inc.......................................... 41,698    224,514
*   Seven Generations Energy, Ltd. Class A...............  2,600     54,563
    Shaw Communications, Inc. Class B.................... 10,419    211,297
    ShawCor, Ltd.........................................  6,519    148,689
    Sherritt International Corp.......................... 24,429     16,091
#   Sienna Senior Living, Inc............................  4,500     60,280
*   Sierra Wireless, Inc.................................  1,995     35,451
*   Silver Standard Resources, Inc.(82823L106)...........  7,380    102,877
#*  Silver Standard Resources, Inc.(2218458).............  3,414     47,641
    Silver Wheaton Corp.................................. 10,507    292,830
    SNC-Lavalin Group, Inc............................... 12,110    521,723
*   Solium Capital, Inc..................................  1,700      8,190
*   Spartan Energy Corp..................................  4,800     12,058

                                     1314

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES  VALUE++
                                                          ------ ----------
CANADA -- (Continued)
    Sprott, Inc.......................................... 11,800 $   22,323
    Stantec, Inc.(85472N109).............................  5,203    132,468
    Stantec, Inc.(2854238)...............................  1,800     45,812
    Stella-Jones, Inc....................................  3,895    138,867
*   Stornoway Diamond Corp............................... 35,414     30,378
    Stuart Olson, Inc....................................  1,300      6,512
    Student Transportation, Inc.(86388A108)..............    700      3,682
#   Student Transportation, Inc.(B1FQZ15)................ 13,999     73,659
    Sun Life Financial, Inc.(866796105).................. 11,897    392,363
    Sun Life Financial, Inc.(2566124)....................  4,400    144,976
    Suncor Energy, Inc.(867224107)....................... 71,552  1,925,464
    Suncor Energy, Inc.(B3NB1P2).........................    100      2,684
*   SunOpta, Inc.(2817510)...............................  1,492      8,388
*   SunOpta, Inc.(8676EP108).............................  4,680     26,442
#   Superior Plus Corp................................... 16,698    145,923
    Surge Energy, Inc.................................... 26,835     47,683
    Tahoe Resources, Inc.(873868103).....................  6,785    105,575
    Tahoe Resources, Inc.(B5B9KV1)....................... 23,565    365,844
*   Taseko Mines, Ltd.................................... 11,862      6,541
    Teck Resources, Ltd. Class B(878742204).............. 19,154    305,123
    Teck Resources, Ltd. Class B(2879327)................ 15,400    245,452
    TELUS Corp...........................................  1,498     50,126
*   Tembec, Inc..........................................  7,455      5,881
*   Teranga Gold Corp.................................... 57,500     48,443
*   Thompson Creek Metals Co., Inc.(884768102)...........  6,318      3,506
*   Thompson Creek Metals Co., Inc.(2439806).............  9,099      5,087
    Thomson Reuters Corp.(2126067).......................  4,105    172,862
    Thomson Reuters Corp.(2889371).......................  1,300     54,772
*   Timmins Gold Corp.................................... 18,699      9,595
    TMX Group, Ltd.......................................  1,105     49,298
    TORC Oil & Gas, Ltd.................................. 13,065     70,646
    Toromont Industries, Ltd.............................  6,942    208,422
    Toronto-Dominion Bank (The)(891160509)............... 34,519  1,503,993
    Toronto-Dominion Bank (The)(2897222)................. 12,358    538,465
    Torstar Corp. Class B................................  2,714      3,139
    Total Energy Services, Inc...........................  4,000     39,214
*   Tourmaline Oil Corp.................................. 10,603    271,653
    TransAlta Corp....................................... 31,016    148,256
#   TransAlta Renewables, Inc............................  7,384     79,685
    TransCanada Corp..................................... 10,296    477,220
    Transcontinental, Inc. Class A.......................  8,952    128,968
    TransForce, Inc...................................... 13,367    261,986
    TransGlobe Energy Corp.(893662106)...................    500        815
    TransGlobe Energy Corp.(2470548).....................  1,000      1,624
*   Trican Well Service, Ltd............................. 18,176     27,424
*   Trilogy Energy Corp..................................  4,825     20,806
    Trinidad Drilling, Ltd............................... 30,118     53,286
*   Turquoise Hill Resources, Ltd.(900435108)............  3,396     12,090
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)..............  9,100     32,409
    Uni-Select, Inc......................................  6,111    149,072
    Valener, Inc.........................................  3,344     57,780
#   Veresen, Inc......................................... 33,502    283,535
    Vermilion Energy, Inc.(B607XS1)......................  3,400    113,277

                                     1315

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE++
                                                          ------ -----------
CANADA -- (Continued)
    Vermilion Energy, Inc.(923725105)....................  2,873 $    95,728
    Wajax Corp...........................................  1,975      21,344
*   Waste Connections, Inc...............................  5,234     389,821
    West Fraser Timber Co., Ltd..........................  8,098     278,234
    Western Energy Services Corp.........................  7,800      18,818
    Western Forest Products, Inc......................... 55,280      90,606
    Westshore Terminals Investment Corp..................  2,100      30,592
    Whistler Blackcomb Holdings, Inc.....................  5,001      95,987
    Whitecap Resources, Inc.............................. 42,203     313,213
    Wi-Lan, Inc.......................................... 13,600      24,791
    Winpak, Ltd..........................................  2,732      93,218
    WSP Global, Inc......................................  8,616     258,285
    Yamana Gold, Inc.(98462Y100)......................... 14,406      82,258
    Yamana Gold, Inc.(2219279)........................... 81,905     468,602
*   Yellow Pages, Ltd....................................  2,929      42,332
    ZCL Composites, Inc..................................  4,199      28,880
                                                                 -----------
TOTAL CANADA.............................................         55,667,033
                                                                 -----------
CHINA -- (0.0%)
    Chu Kong Shipping Enterprise Group Co., Ltd.......... 46,000      12,361
                                                                 -----------
DENMARK -- (1.3%)
    ALK-Abello A.S.......................................    540      77,150
    Alm Brand A.S........................................  9,122      61,781
    Ambu A.S. Class B....................................  2,772     117,844
*   Bang & Olufsen A.S...................................  2,210      24,260
    BankNordik P/F.......................................    549      10,201
#*  Bavarian Nordic A.S..................................  2,341      89,286
    Chr Hansen Holding A.S...............................  6,237     392,252
    Coloplast A.S. Class B...............................  1,093      85,653
#*  D/S Norden A.S.......................................  2,616      39,158
    Danske Bank A.S...................................... 12,084     328,625
    DFDS A.S.............................................  4,120     188,311
    DSV A.S.............................................. 14,932     664,899
#   FLSmidth & Co. A.S...................................  5,240     210,703
    GN Store Nord A.S.................................... 15,123     285,633
*   H Lundbeck A.S.......................................  6,171     250,849
*   H+H International A.S. Class B.......................  2,105      22,794
    IC Group A.S.........................................    908      22,856
    ISS A.S..............................................  8,685     334,992
    Jyske Bank A.S.......................................  6,258     260,217
    Matas A.S............................................  4,156      73,369
    NKT Holding A.S......................................  2,633     135,934
    Pandora A.S..........................................  5,781     752,982
    Per Aarsleff Holding A.S.............................  2,390      56,060
    Ringkjoebing Landbobank A.S..........................    468      97,093
    Rockwool International A.S. Class A..................     20       3,773
    Rockwool International A.S. Class B..................  1,088     205,998
    RTX A.S..............................................    936      17,377
*   Santa Fe Group A.S...................................  1,591      14,481
    Schouw & Co..........................................  1,954     113,390
    SimCorp A.S..........................................  4,141     214,442
    Solar A.S. Class B...................................    683      34,939

                                     1316

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES  VALUE++
                                                          ------ ----------
DENMARK -- (Continued)
    Spar Nord Bank A.S...................................  5,030 $   41,597
    Sydbank A.S..........................................  8,796    236,208
    TDC A.S.............................................. 63,051    331,960
*   TK Development A.S...................................  5,396      6,122
*   Topdanmark A.S.......................................  8,232    204,122
    Tryg A.S.............................................  6,126    114,196
    United International Enterprises.....................    225     42,895
    Vestas Wind Systems A.S..............................  6,761    472,667
*   William Demant Holding A.S........................... 11,685    238,610
                                                                 ----------
TOTAL DENMARK............................................         6,875,679
                                                                 ----------
FINLAND -- (1.7%)
    Aktia Bank Oyj.......................................  1,256     12,229
    Amer Sports Oyj...................................... 14,207    403,342
    Aspo Oyj.............................................  3,410     26,005
    Atria Oyj............................................  2,128     21,291
*   BasWare Oyj..........................................    708     29,470
    Bittium Oyj..........................................  1,037      6,671
    Cargotec Oyj Class B.................................  4,230    189,708
    Caverion Corp........................................  8,485     55,993
    Citycon Oyj.......................................... 36,634     91,645
    Comptel Oyj..........................................  9,619     25,264
    Cramo Oyj............................................  3,736     88,250
    Elisa Oyj............................................ 10,902    395,530
    F-Secure Oyj.........................................  5,330     17,233
*   Finnair Oyj..........................................  5,464     28,639
    Fiskars Oyj Abp......................................  3,605     73,092
    Fortum Oyj........................................... 23,504    390,450
    HKScan Oyj Class A...................................  4,861     17,228
    Huhtamaki Oyj........................................ 13,829    607,636
    Kemira Oyj........................................... 12,227    160,816
    Kesko Oyj Class A....................................  1,108     45,518
    Kesko Oyj Class B....................................  9,213    410,754
    Konecranes Oyj.......................................  5,858    176,588
    Lassila & Tikanoja Oyj...............................  5,035    100,705
    Metsa Board Oyj...................................... 27,753    162,240
    Metso Oyj............................................ 14,089    390,955
    Neste Oyj............................................ 18,400    698,271
    Nokian Renkaat Oyj...................................  9,679    359,816
    Oriola-KD Oyj Class B................................ 14,358     67,442
*   Outokumpu Oyj........................................ 33,494    192,814
#*  Outotec Oyj.......................................... 18,535     89,714
#   PKC Group Oyj........................................  2,540     46,981
    Ponsse Oy............................................  1,526     45,214
*   Poyry Oyj............................................    493      1,892
    Raisio Oyj Class V................................... 14,942     68,808
    Ramirent Oyj.........................................  9,374     79,460
    Revenio Group Oyj....................................    343      9,774
    Sampo Oyj Class A.................................... 14,998    621,272
    Sanoma Oyj........................................... 12,675    101,764
    Sponda Oyj........................................... 15,952     73,166
    SRV Group OYJ........................................  3,102     14,822
#*  Stockmann Oyj Abp Class B............................  3,826     25,573

                                     1317

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
FINLAND -- (Continued)
    Stora Enso Oyj Class R............................... 71,158 $  646,433
    Technopolis Oyj...................................... 10,210     43,946
    Teleste Oyj..........................................  1,197     11,631
    Tieto Oyj............................................  5,962    171,668
    Tikkurila Oyj........................................  6,249    120,223
    UPM-Kymmene Oyj...................................... 65,812  1,357,207
    Uponor Oyj...........................................  5,194     96,569
    Vaisala Oyj Class A..................................    518     18,767
    Valmet Oyj...........................................  9,505    124,184
    YIT Oyj.............................................. 15,011    101,915
                                                                 ----------
TOTAL FINLAND............................................         9,116,578
                                                                 ----------
FRANCE -- (6.6%)
    ABC Arbitrage........................................  3,722     25,271
    Accor SA.............................................  9,875    413,409
    Aeroports de Paris...................................    963    102,432
    Air Liquide SA.......................................  5,835    622,078
    Airbus Group SE......................................  6,999    412,892
    Akka Technologies....................................  1,556     53,334
    Albioma SA...........................................  2,622     45,183
*   Alstom SA............................................  2,076     51,120
    Altamir..............................................  1,823     20,796
    Alten SA.............................................  3,037    210,654
    Altran Technologies SA............................... 11,924    173,120
    April SA.............................................  1,193     15,095
    Arkema SA............................................  6,692    571,591
    Assystem.............................................    948     26,066
    Atos SE..............................................  7,538    738,917
    AXA SA............................................... 47,127    959,145
    Axway Software SA....................................    579     15,852
#   Beneteau SA..........................................    497      4,989
    BioMerieux...........................................  1,713    236,827
    BNP Paribas SA....................................... 18,549    920,110
    Boiron SA............................................    620     57,459
    Bonduelle SCA........................................  1,635     42,230
#   Bourbon Corp.........................................    916     10,830
    Bouygues SA.......................................... 12,346    365,724
    Bureau Veritas SA.................................... 12,840    279,050
    Burelle SA...........................................     39     36,445
    Capgemini SA.........................................  2,986    287,025
    Carrefour SA......................................... 20,411    511,355
#   Casino Guichard Perrachon SA.........................  6,877    372,724
*   Cegedim SA...........................................    334      9,756
    Cegid Group SA.......................................    726     49,716
#*  CGG SA...............................................    633     15,130
    Chargeurs SA.........................................  2,820     36,375
    Christian Dior SE....................................    970    175,438
    Cie de Saint-Gobain.................................. 23,557  1,000,047
    Cie des Alpes........................................    975     19,340
    Cie Generale des Etablissements Michelin............. 13,015  1,330,234
    CNP Assurances....................................... 14,770    225,661
*   Coface SA............................................  3,514     17,893
    Credit Agricole SA................................... 18,837    166,864

                                     1318

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
FRANCE -- (Continued)
    Danone SA............................................  8,665 $664,551
    Dassault Systemes....................................  2,581  213,185
    Derichebourg SA...................................... 13,919   45,329
    Devoteam SA..........................................    814   41,118
    Edenred.............................................. 12,472  282,938
    Eiffage SA...........................................  5,831  448,318
    Electricite de France SA............................. 11,210  146,730
    Elior Participations SCA.............................  7,348  160,397
    Engie SA............................................. 43,432  714,872
#*  Eramet...............................................    319   11,208
    Essilor International SA.............................  4,502  576,650
*   Esso SA Francaise....................................    343   14,886
#*  Etablissements Maurel et Prom........................ 16,911   54,153
    Euler Hermes Group...................................  1,383  114,381
    Euronext NV..........................................  2,285   97,651
    Eutelsat Communications SA........................... 15,760  313,416
    Exel Industries Class A..............................    266   22,435
    Faiveley Transport SA................................    228   23,586
    Faurecia.............................................  9,487  374,174
    Fimalac..............................................      3      331
*   Futuren SA........................................... 18,231   14,285
    GL Events............................................    728   13,767
    Groupe Crit..........................................    441   29,584
    Groupe Eurotunnel SE................................. 14,054  146,059
*   Groupe Fnac SA.......................................  1,250   76,985
    Groupe Gorge.........................................    802   19,341
    Groupe Open..........................................    621   13,182
    Guerbet..............................................    699   47,065
    Haulotte Group SA....................................  1,255   19,546
    Havas SA.............................................  8,845   74,479
    Hermes International.................................    269  115,768
*   Hipay Group SA.......................................    608    7,956
    Iliad SA.............................................    722  140,319
    Imerys SA............................................  3,399  241,274
    Ingenico Group SA....................................  2,490  272,985
    Interparfums SA......................................  1,177   30,923
    Ipsen SA.............................................  1,832  119,530
    IPSOS................................................  4,292  141,356
    Jacquet Metal Service................................  1,075   16,525
    JCDecaux SA..........................................  3,553  121,441
    Kering...............................................  2,413  458,587
    Korian SA............................................  3,710  131,413
    L'Oreal SA...........................................  2,445  464,561
    Lagardere SCA........................................ 10,901  278,480
    Le Noble Age.........................................    495   17,027
    Lectra...............................................  1,033   17,116
    Legrand SA...........................................  6,233  343,921
    Linedata Services....................................    592   26,709
    LISI.................................................  2,076   56,409
    LVMH Moet Hennessy Louis Vuitton SE..................  4,716  807,579
    Maisons France Confort SA............................    251   12,366
    Manitou BF SA........................................  1,257   20,442
    Mersen...............................................  1,444   23,749

                                     1319

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES  VALUE++
                                                          ------ ----------
FRANCE -- (Continued)
#*  METabolic EXplorer SA................................  2,577 $    5,304
    Metropole Television SA..............................  4,186     76,161
    MGI Coutier..........................................  1,593     36,872
    Natixis SA........................................... 34,057    140,435
*   Naturex..............................................    655     54,933
    Neopost SA...........................................  3,101     86,108
*   Nexans SA............................................  3,928    198,233
    Nexity SA............................................  3,074    163,520
*   NRJ Group............................................  1,371     14,440
    Oeneo SA.............................................  2,943     27,280
    Orange SA............................................ 72,587  1,113,996
    Orpea................................................  2,656    234,724
*   Peugeot SA........................................... 39,613    598,311
*   Pierre & Vacances SA.................................    700     33,217
    Plastic Omnium SA....................................  6,824    216,489
    Plastivaloire........................................    169     19,654
    PSB Industries SA....................................    175      8,708
    Publicis Groupe SA...................................  4,875    363,019
#   Rallye SA............................................  3,863     67,148
    Rexel SA............................................. 34,424    511,948
    Rothschild & Co......................................    603     15,037
    Rubis SCA............................................  2,940    237,278
    Savencia SA..........................................    249     16,199
    SCOR SE.............................................. 14,049    410,423
    SEB SA...............................................  2,743    365,250
    SES SA...............................................  8,743    191,587
    SFR Group SA.........................................  1,374     32,486
    Societe BIC SA.......................................  1,236    182,680
    Societe Generale SA.................................. 18,815    641,473
    Sodexo SA............................................  2,597    304,189
*   SOITEC............................................... 33,193     27,117
#*  Solocal Group........................................  2,652     10,089
    Somfy SA.............................................    112     42,284
    Sopra Steria Group...................................  1,416    166,242
*   Stallergenes Greer P.L.C.............................    337      9,417
*   Ste Industrielle d'Aviation Latecoere SA.............  9,368     34,338
    Stef SA..............................................    571     44,684
    STMicroelectronics NV(5962332)....................... 54,622    399,417
    STMicroelectronics NV(2430025).......................  3,197     23,402
#*  Store Electronic.....................................    567     14,345
    Suez................................................. 11,436    185,599
    Sword Group..........................................    425     11,329
    Synergie SA..........................................  1,688     56,049
    Tarkett SA...........................................  2,143     69,067
    Technicolor SA....................................... 23,046    144,825
    Technip SA...........................................  9,630    539,930
    Teleperformance......................................  6,595    613,621
    Television Francaise 1...............................  8,654     83,684
    Tessi SA.............................................    127     19,068
    TFF Group............................................     95      9,151
    Thermador Groupe.....................................    245     22,650
    Total Gabon..........................................     46      6,681
    Total SA............................................. 77,183  3,712,026

                                     1320

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE++
                                                          ------ -----------
FRANCE -- (Continued)
    Total SA Sponsored ADR...............................  1,790 $    86,111
    Trigano SA...........................................  1,173      69,491
*   Ubisoft Entertainment SA............................. 14,365     589,596
    Union Financiere de France BQE SA....................    410      10,498
    Valeo SA.............................................  8,667     444,627
#*  Vallourec SA......................................... 20,813      75,856
#*  Valneva SE...........................................  6,822      17,932
    Veolia Environnement SA..............................  8,919     197,671
    Veolia Environnement SA ADR..........................  1,130      24,928
    Vicat SA.............................................  2,192     130,919
    Vilmorin & Cie SA....................................    609      40,331
    Vinci SA............................................. 10,373     788,402
*   Virbac SA............................................    188      37,032
    Vivendi SA........................................... 33,115     650,236
*   Worldline SA.........................................  2,133      63,826
    Zodiac Aerospace.....................................  9,481     213,487
                                                                 -----------
TOTAL FRANCE.............................................         35,322,275
                                                                 -----------
GERMANY -- (6.0%)
    Aareal Bank AG.......................................  8,055     264,657
    Adler Modemaerkte AG.................................  1,392      12,029
#*  ADLER Real Estate AG.................................    782      11,729
*   ADVA Optical Networking SE...........................  3,274      29,335
#*  AIXTRON SE...........................................  9,653      60,603
    Allianz SE...........................................  8,240   1,180,666
    Amadeus Fire AG......................................    412      31,414
    Aurubis AG...........................................  3,930     204,210
    Axel Springer SE.....................................  3,887     213,037
    BASF SE.............................................. 30,714   2,412,633
    Bayerische Motoren Werke AG.......................... 17,951   1,546,731
#   BayWa AG.............................................  1,736      54,925
    Bechtle AG...........................................  1,233     142,710
#   Bertrandt AG.........................................    762      83,333
    Bijou Brigitte AG....................................    354      22,809
#*  Bilfinger SE.........................................  4,306     131,101
    Biotest AG...........................................  1,074      19,895
    Borussia Dortmund GmbH & Co. KGaA.................... 10,444      46,121
    BRAAS Monier Building Group SA.......................    409       9,903
    Brenntag AG..........................................  6,899     342,715
    CANCOM SE............................................  1,491      77,127
    Carl Zeiss Meditec AG................................  2,414      90,153
    CENIT AG.............................................    720      16,098
    CENTROTEC Sustainable AG.............................  1,427      22,518
    Cewe Stiftung & Co. KGAA.............................    784      61,997
#   Clere AG.............................................    864      26,419
    Comdirect Bank AG....................................  2,126      22,046
    Commerzbank AG....................................... 30,412     200,746
    CompuGroup Medical SE................................  1,461      63,151
    Continental AG.......................................  1,979     415,031
    CropEnergies AG......................................  3,497      20,192
    CTS Eventim AG & Co. KGaA............................  3,590     124,975
#   Delticom AG..........................................    534       9,171
*   Deutsche Bank AG..................................... 26,499     356,147

                                     1321

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
GERMANY -- (Continued)
    Deutsche Beteiligungs AG................................   1,386 $   43,899
    Deutsche Boerse AG......................................   4,264    358,011
    Deutsche EuroShop AG....................................   3,259    154,575
    Deutsche Telekom AG..................................... 121,526  2,067,470
    Deutsche Wohnen AG......................................  14,525    543,795
*   Dialog Semiconductor P.L.C..............................   6,047    198,291
    DIC Asset AG............................................   5,386     52,478
    DMG Mori AG.............................................   5,319    253,900
    Dr Hoenle AG............................................     513     14,198
    Draegerwerk AG & Co. KGaA...............................     215     12,262
#   Drillisch AG............................................   2,707    107,537
    Duerr AG................................................   3,309    285,409
    E.ON SE................................................. 174,375  1,870,149
    Eckert & Ziegler AG.....................................     144      3,412
    Elmos Semiconductor AG..................................   1,399     17,448
#   ElringKlinger AG........................................   4,461     81,359
*   Euromicron AG...........................................     463      4,375
*   Evotec AG...............................................   4,707     21,537
    Fielmann AG.............................................   1,780    137,500
    Fraport AG Frankfurt Airport Services Worldwide.........   3,984    217,889
    Freenet AG..............................................  10,937    305,392
    Fresenius Medical Care AG & Co. KGaA....................   5,967    545,010
    Fuchs Petrolub SE.......................................   1,860     71,558
    GEA Group AG............................................   5,529    295,215
    Gerresheimer AG.........................................   3,788    325,213
#   Gerry Weber International AG............................   1,999     24,356
    Gesco AG................................................     300     23,408
    GFK SE..................................................   1,682     64,493
    GFT Technologies SE.....................................   1,156     26,503
    Grammer AG..............................................   2,325    111,824
*   H&R AG..................................................   3,048     51,121
    Hamburger Hafen und Logistik AG.........................   2,912     46,528
    Hannover Rueck SE.......................................   2,043    208,967
    HeidelbergCement AG.....................................   4,706    398,649
#*  Heidelberger Druckmaschinen AG..........................  32,271     92,851
    Hella KGaA Hueck & Co...................................   1,083     39,531
    Henkel AG & Co. KGaA....................................   1,236    134,171
    Highlight Communications AG.............................   1,578      9,458
    Hochtief AG.............................................   2,360    309,490
*   HolidayCheck Group AG...................................   2,016      5,179
    Hornbach Baumarkt AG....................................     657     18,661
    Hugo Boss AG............................................   2,770    164,388
    Indus Holding AG........................................   2,330    115,528
    Infineon Technologies AG................................  29,009    480,911
    Isra Vision AG..........................................     295     26,598
    Jenoptik AG.............................................   5,116     87,731
#   K+S AG..................................................  11,836    247,396
    KION Group AG...........................................   3,751    205,682
*   Kloeckner & Co. SE......................................  15,471    207,425
*   Koenig & Bauer AG.......................................   1,220     67,547
#*  Kontron AG..............................................   4,757     13,989
    Krones AG...............................................   1,097    109,734
*   KUKA AG.................................................   1,933    234,263

                                     1322

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
GERMANY -- (Continued)
    KWS Saat SE..............................................    192 $   61,282
    Lanxess AG...............................................  8,780    414,851
    LEG Immobilien AG........................................  3,353    336,643
    Leifheit AG..............................................    196     12,688
    Leoni AG.................................................  3,806    140,813
    Linde AG.................................................  3,730    536,056
#*  LPKF Laser & Electronics AG..............................  1,349     10,409
#*  Manz AG..................................................    224      7,792
    Metro AG................................................. 21,023    676,380
    MLP AG...................................................  1,362      5,269
    MTU Aero Engines AG......................................  6,742    688,942
    Muenchener Rueckversicherungs-Gesellschaft AG............  2,889    481,801
    Nemetschek SE............................................  1,564     98,458
*   Nordex SE................................................  4,366    121,255
    Norma Group SE...........................................  3,278    170,456
    OHB SE...................................................    906     18,779
    Osram Licht AG...........................................  6,432    334,640
*   Patrizia Immobilien AG...................................  6,424    162,234
    Pfeiffer Vacuum Technology AG............................  1,197    123,819
    PNE Wind AG..............................................  5,986     14,213
    ProSiebenSat.1 Media SE..................................  5,384    246,623
#   Puma SE..................................................    253     63,056
*   QIAGEN NV(2437907).......................................    526     14,097
*   QIAGEN NV(5732825)....................................... 15,308    401,848
#   QSC AG................................................... 19,099     31,540
#   R Stahl AG...............................................    573     20,223
    Rational AG..............................................    217    104,976
    RIB Software AG..........................................  1,779     19,915
    RTL Group SA.............................................    916     78,095
*   RWE AG................................................... 51,408    914,401
    S&T AG...................................................  2,382     20,898
    SAF-Holland SA...........................................  3,516     42,444
#   Salzgitter AG............................................  5,163    161,116
    SAP SE...................................................  5,344    467,725
    SAP SE Sponsored ADR.....................................    555     48,501
    Schaltbau Holding AG.....................................    890     42,565
#*  SGL Carbon SE............................................  3,213     39,168
    SHW AG...................................................    419     11,721
    Siemens AG............................................... 15,099  1,638,943
#   SMA Solar Technology AG..................................  1,104     55,636
    Softing AG...............................................    978     11,318
    Software AG..............................................  4,553    183,709
#*  Solarworld AG............................................     19        112
    Stada Arzneimittel AG....................................  8,166    440,791
    Stroeer SE & Co KGaA.....................................  1,993     94,748
    Suedzucker AG............................................  9,880    247,234
*   Suess MicroTec AG........................................  1,897     12,744
    Surteco SE...............................................    767     17,405
    Symrise AG...............................................  5,390    380,064
    TAG Immobilien AG........................................  8,503    121,055
    Takkt AG.................................................  3,803     91,325
*   Talanx AG................................................  5,690    171,136
    Technotrans AG...........................................    778     15,532

                                     1323

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
GERMANY -- (Continued)
    Telefonica Deutschland Holding AG......................  23,268 $    95,004
    ThyssenKrupp AG........................................   9,025     206,966
    TLG Immobilien AG......................................   3,053      68,352
#*  Tom Tailor Holding AG..................................   1,823       7,229
    United Internet AG.....................................   4,845     214,428
#   VERBIO Vereinigte BioEnergie AG........................   1,175       6,647
    Vonovia SE.............................................   7,636     302,747
*   Vossloh AG.............................................   1,477      91,243
    VTG AG.................................................   1,400      39,462
#   Wacker Chemie AG.......................................   1,964     183,077
    Wacker Neuson SE.......................................   3,055      54,572
    Washtec AG.............................................   1,577      64,316
*   Wincor Nixdorf AG......................................   1,995     110,391
#   Wirecard AG............................................   1,379      64,166
    XING AG................................................     257      51,354
                                                                    -----------
TOTAL GERMANY..............................................          32,027,989
                                                                    -----------
HONG KONG -- (2.6%)
    Agritrade Resources, Ltd...............................  75,000      14,133
    AIA Group, Ltd......................................... 232,600   1,448,910
    Alco Holdings, Ltd.....................................  14,000       6,408
    Allied Properties HK, Ltd.............................. 114,000      23,296
    APT Satellite Holdings, Ltd............................  40,750      28,052
    Asia Satellite Telecommunications Holdings, Ltd........   3,000       4,320
    Asia Standard International Group, Ltd.................  66,000      13,713
#   ASM Pacific Technology, Ltd............................  19,300     143,669
#   Bank of East Asia, Ltd. (The)..........................  61,656     255,240
    BOC Hong Kong Holdings, Ltd............................ 102,500     337,481
    Bonjour Holdings, Ltd.................................. 234,000      10,274
    Bright Smart Securities & Commodities Group, Ltd....... 132,000      37,737
    Brightoil Petroleum Holdings, Ltd...................... 172,000      50,698
*   Burwill Holdings, Ltd.................................. 460,000      13,068
    Cafe de Coral Holdings, Ltd............................  16,000      53,837
    Cathay Pacific Airways, Ltd............................ 111,000     180,520
    Cheung Kong Infrastructure Holdings, Ltd...............  13,000     115,086
    Cheung Kong Property Holdings, Ltd.....................  45,308     325,117
    Chevalier International Holdings, Ltd..................   4,000       6,465
*   China Energy Development Holdings, Ltd................. 412,000       5,277
    Chinese Estates Holdings, Ltd..........................   7,500      20,335
    Chow Sang Sang Holdings International, Ltd.............  31,000      60,828
    Chow Tai Fook Jewellery Group, Ltd.....................  58,400      45,098
    Chuang's Consortium International, Ltd................. 140,000      26,747
    CITIC Telecom International Holdings, Ltd.............. 148,000      55,790
    CK Hutchison Holdings, Ltd.............................  45,308     531,052
    CK Life Sciences Int'l Holdings, Inc................... 244,000      22,051
    CLP Holdings, Ltd......................................  23,000     239,704
#   Convenience Retail Asia, Ltd...........................  54,000      24,573
*   Convoy Financial Holdings, Ltd......................... 576,000      18,252
    CSI Properties, Ltd.................................... 390,000      14,850
#   CW Group Holdings, Ltd.................................  37,500       9,999
    Dah Sing Banking Group, Ltd............................  50,928      95,521
    Dah Sing Financial Holdings, Ltd.......................  21,320     143,059
    Dan Form Holdings Co., Ltd............................. 107,000      26,507

                                     1324

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                              SHARES   VALUE++
                                                             --------- --------
HONG KONG -- (Continued)
    Emperor Capital Group, Ltd..............................   366,000 $ 32,629
*   Emperor Watch & Jewellery, Ltd..........................   520,000   15,320
#*  Esprit Holdings, Ltd....................................   174,900  140,430
#   Fairwood Holdings, Ltd..................................     5,500   25,855
    Far East Consortium International, Ltd..................   153,692   53,354
#   FIH Mobile, Ltd.........................................   227,000   77,360
    First Pacific Co., Ltd..................................   218,000  169,546
    First Shanghai Investments, Ltd.........................   128,000   20,047
*   Freeman Financial Corp., Ltd............................   360,000   18,632
#   Future Bright Holdings, Ltd.............................    48,000    5,255
    G-Resources Group, Ltd.................................. 2,631,600   46,246
#*  GCL New Energy Holdings, Ltd............................   480,000   20,794
*   Get Nice Financial Group, Ltd...........................    13,500    1,865
    Get Nice Holdings, Ltd..................................   540,000   18,505
#   Giordano International, Ltd.............................   166,000   87,185
*   Global Brands Group Holding, Ltd........................   740,000   65,011
#   Guotai Junan International Holdings, Ltd................   200,000   67,392
    Haitong International Securities Group, Ltd.............   170,149  103,030
    Hang Lung Group, Ltd....................................    68,000  220,343
    Hang Lung Properties, Ltd...............................    98,000  212,384
    Hang Seng Bank, Ltd.....................................    17,500  313,281
    Hanison Construction Holdings, Ltd......................    26,565    4,298
#   Henderson Land Development Co., Ltd.....................    29,700  177,285
    HK Electric Investments & HK Electric Investments,
      Ltd...................................................    20,000   19,159
    HKR International, Ltd..................................    72,800   31,682
    HKT Trust & HKT, Ltd....................................    71,000  112,652
    Hong Kong & China Gas Co., Ltd..........................    84,361  156,862
    Hong Kong Aircraft Engineering Co., Ltd.................     3,200   20,870
    Hong Kong Exchanges and Clearing, Ltd...................     9,431  233,494
    Hong Kong Ferry Holdings Co., Ltd.......................    10,000   11,435
*   Hong Kong Television Network, Ltd.......................   112,000   19,942
    Hongkong & Shanghai Hotels, Ltd. (The)..................    49,500   52,986
    Hongkong Chinese, Ltd...................................   136,000   25,842
    Hopewell Holdings, Ltd..................................    49,500  163,958
#   Hsin Chong Group Holding, Ltd...........................   202,000   17,657
#   Hua Hong Semiconductor, Ltd.............................    41,000   38,490
    Hutchison Telecommunications Hong Kong Holdings, Ltd....   190,000   69,617
    Hysan Development Co., Ltd..............................    21,000   96,842
*   Imagi International Holdings, Ltd.......................   168,000    4,560
*   International Standard Resources Holdings, Ltd..........   600,000    8,589
    IT, Ltd.................................................    56,000   17,121
    ITC Corp., Ltd..........................................   190,000   15,014
    Johnson Electric Holdings, Ltd..........................    43,375  109,149
    K Wah International Holdings, Ltd.......................   137,475   69,589
    Kerry Logistics Network, Ltd............................    65,500   93,738
    Kerry Properties, Ltd...................................    55,000  150,832
    Kowloon Development Co., Ltd............................    46,000   42,882
    L'Occitane International SA.............................    26,000   54,387
    Lai Sun Development Co., Ltd............................ 2,876,000   52,020
    Li & Fung, Ltd..........................................   336,000  168,343
*   Lifestyle China Group, Ltd..............................    46,500    9,290
    Lifestyle International Holdings, Ltd...................    46,500   65,674
    Lippo China Resources, Ltd..............................   210,000    5,366

                                     1325

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                              SHARES   VALUE++
                                                             --------- --------
HONG KONG -- (Continued)
    Liu Chong Hing Investment, Ltd..........................    26,000 $ 32,400
#   Luk Fook Holdings International, Ltd....................    36,000   91,532
    Magnificent Hotel Investment, Ltd.......................   102,000    2,296
    Man Wah Holdings, Ltd...................................   140,800  102,857
*   Mason Financial Holdings, Ltd...........................   380,000   13,491
#*  Midland Holdings, Ltd...................................    64,000   19,828
    Miramar Hotel & Investment..............................    18,000   31,121
*   Mongolian Mining Corp...................................    90,000      835
    MTR Corp., Ltd..........................................    25,561  144,766
    New World Development Co., Ltd..........................   385,741  449,541
    Newocean Energy Holdings, Ltd...........................   120,000   35,671
    NWS Holdings, Ltd.......................................    57,142   93,704
*   Orange Sky Golden Harvest Entertainment Holdings,
      Ltd...................................................   320,000   15,927
#   Orient Overseas International, Ltd......................    27,000   95,854
#*  Pacific Basin Shipping, Ltd.............................   223,000   24,765
#   Pacific Textiles Holdings, Ltd..........................    52,000   73,744
    PCCW, Ltd...............................................   385,000  280,500
    Pico Far East Holdings, Ltd.............................   112,000   34,694
    Playmates Holdings, Ltd.................................    14,000   17,713
    Playmates Toys, Ltd.....................................    96,000   18,200
    Polytec Asset Holdings, Ltd.............................   160,000    9,699
    Power Assets Holdings, Ltd..............................    19,500  191,156
#   Prada SpA...............................................    15,500   46,108
    Regal Hotels International Holdings, Ltd................    30,000   14,708
    SA SA International Holdings, Ltd.......................    68,444   29,875
    Samsonite International SA..............................    75,300  213,952
    SAS Dragon Holdings, Ltd................................    64,000   10,567
#   SEA Holdings, Ltd.......................................    18,000   43,221
*   SEEC Media Group, Ltd................................... 1,360,000   15,807
    Shangri-La Asia, Ltd....................................   162,000  174,300
    Shenwan Hongyuan HK, Ltd................................    67,500   33,707
    Shun Ho Technology Holdings, Ltd........................     1,683      586
    Shun Tak Holdings, Ltd..................................   148,000   48,040
    Singamas Container Holdings, Ltd........................   136,000   12,642
    Sino Land Co., Ltd......................................    89,931  160,909
    Sitoy Group Holdings, Ltd...............................    46,000   15,056
*   Skyway Securities Group, Ltd............................   500,000   17,723
    SmarTone Telecommunications Holdings, Ltd...............    38,000   67,752
*   SOCAM Development, Ltd..................................    24,000   11,316
    Soundwill Holdings, Ltd.................................     6,000    9,509
#   Stella International Holdings, Ltd......................    40,000   68,497
    Sun Hung Kai & Co., Ltd.................................    59,000   34,759
    Sun Hung Kai Properties, Ltd............................    34,196  490,660
    Swire Pacific, Ltd. Class A.............................    25,500  305,588
    Swire Pacific, Ltd. Class B.............................    27,500   57,195
    Swire Properties, Ltd...................................    14,400   40,182
    Techtronic Industries Co., Ltd..........................    57,000  241,380
    Television Broadcasts, Ltd..............................    34,600  117,465
    Texwinca Holdings, Ltd..................................    84,000   66,132
    Tradelink Electronic Commerce, Ltd......................   100,000   21,841
    Transport International Holdings, Ltd...................    27,200   75,071
#*  Trinity, Ltd............................................    32,000    2,482
*   TSC Group Holdings, Ltd.................................    51,000    6,988

                                     1326

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
HONG KONG -- (Continued)
    Tsui Wah Holdings, Ltd...............................    56,000 $    10,539
*   United Laboratories International Holdings, Ltd.
      (The)..............................................    58,000      22,739
#*  United Photovoltaics Group, Ltd......................   334,000      24,676
#   Value Partners Group, Ltd............................    94,000      79,410
    Varitronix International, Ltd........................    38,000      16,667
    Victory City International Holdings, Ltd.............   166,662       7,422
    Vitasoy International Holdings, Ltd..................    52,000      98,844
#   VST Holdings, Ltd....................................    70,000      16,715
    VTech Holdings, Ltd..................................     8,300      90,281
    Wang On Group, Ltd...................................   880,000       7,486
    WH Group, Ltd........................................   277,000     218,748
#   Wharf Holdings, Ltd. (The)...........................    40,000     276,440
    Wheelock & Co., Ltd..................................    40,000     214,496
    Win Hanverky Holdings, Ltd...........................   108,000      17,568
#*  Xinyi Automobile Glass Hong Kong Enterprises, Ltd....    27,000       4,629
    Xinyi Glass Holdings, Ltd............................   216,000     165,313
    Yue Yuen Industrial Holdings, Ltd....................    55,000     223,492
    Yugang International, Ltd............................   898,000      14,633
                                                                    -----------
TOTAL HONG KONG..........................................            13,986,166
                                                                    -----------
IRELAND -- (0.6%)
*   Bank of Ireland...................................... 1,159,451     239,728
    CRH P.L.C............................................     3,476     106,071
    CRH P.L.C. Sponsored ADR.............................    42,454   1,305,885
    Datalex P.L.C........................................     7,778      29,571
*   FBD Holdings P.L.C...................................     1,219       8,424
    Glanbia P.L.C........................................     8,565     164,932
    IFG Group P.L.C......................................     4,791      11,353
*   Independent News & Media P.L.C.......................    56,438       8,455
    Irish Continental Group P.L.C........................     9,377      49,474
    Kerry Group P.L.C. Class A...........................     3,798     324,975
    Kingspan Group P.L.C.................................    15,616     358,257
    Smurfit Kappa Group P.L.C............................    16,287     382,469
                                                                    -----------
TOTAL IRELAND............................................             2,989,594
                                                                    -----------
ISRAEL -- (0.5%)
*   ADO Group, Ltd.......................................     1,922      27,187
#*  Africa Israel Investments, Ltd.......................    13,388       4,170
    Africa Israel Properties, Ltd........................       766      12,383
*   Airport City, Ltd....................................     5,049      53,951
*   Allot Communications, Ltd............................     2,708      13,366
    Alrov Properties and Lodgings, Ltd...................       511      10,919
    Amot Investments, Ltd................................    13,239      55,537
    Avgol Industries 1953, Ltd...........................    10,837      12,766
    Azrieli Group, Ltd...................................     2,261      99,497
    Bank Hapoalim BM.....................................    38,899     198,293
*   Bank Leumi Le-Israel BM..............................    44,180     159,196
    Bayside Land Corp....................................        42      15,681
    Bezeq The Israeli Telecommunication Corp., Ltd.......    65,094     129,189
    Big Shopping Centers, Ltd............................       224      13,619
    Blue Square Real Estate, Ltd.........................       266      10,246
    Brack Capital Properties NV..........................       173      15,213

                                     1327

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
ISRAEL -- (Continued)
*   Cellcom Israel, Ltd.....................................   3,337 $   24,060
*   Ceragon Networks, Ltd...................................     170        381
*   Clal Biotechnology Industries, Ltd......................   6,520      4,903
*   Clal Insurance Enterprises Holdings, Ltd................   1,499     16,205
*   Compugen, Ltd...........................................   2,798     19,014
    Delek Automotive Systems, Ltd...........................   4,902     42,601
    Delek Group, Ltd........................................     184     38,337
    Delta-Galil Industries, Ltd.............................   1,086     32,880
    Direct Insurance Financial Investments, Ltd.............   2,037     15,715
    El Al Israel Airlines...................................  29,444     22,186
    Electra, Ltd............................................     214     29,456
*   Equital, Ltd............................................     561     11,086
*   Evogene, Ltd............................................   2,044     14,185
    First International Bank Of Israel, Ltd.................   6,249     78,793
    Formula Systems 1985, Ltd...............................     973     36,854
#   Fox Wizel, Ltd..........................................     845     12,873
    Frutarom Industries, Ltd................................   2,055    103,105
*   Gilat Satellite Networks, Ltd...........................   5,775     26,354
    Harel Insurance Investments & Financial Services,
      Ltd...................................................  13,869     51,110
    IDI Insurance Co., Ltd..................................     315     15,279
    Israel Chemicals, Ltd...................................  18,170     73,180
*   Israel Discount Bank, Ltd. Class A......................  87,778    151,456
*   Jerusalem Oil Exploration...............................   1,238     54,563
*   Kamada, Ltd.............................................   2,567     10,273
    Matrix IT, Ltd..........................................   3,922     27,330
*   Mazor Robotics, Ltd. Sponsored ADR......................     667     15,114
    Melisron, Ltd...........................................   1,013     43,291
*   Menora Mivtachim Holdings, Ltd..........................   2,952     23,844
*   Migdal Insurance & Financial Holding, Ltd...............  30,414     18,505
    Mivtach Shamir Holdings, Ltd............................     361      7,621
    Mizrahi Tefahot Bank, Ltd...............................  12,348    149,996
*   Naphtha Israel Petroleum Corp., Ltd.....................   3,347     20,663
    Neto ME Holdings, Ltd...................................     132     10,422
    Nice, Ltd. Sponsored ADR................................   1,166     80,046
*   Nova Measuring Instruments, Ltd.........................   2,172     24,605
*   Oil Refineries, Ltd..................................... 135,456     48,965
*   Partner Communications Co., Ltd.........................   9,429     45,180
*   Partner Communications Co., Ltd. ADR....................   1,321      6,169
    Paz Oil Co., Ltd........................................     581     94,690
*   Phoenix Holdings, Ltd. (The)............................   2,580      6,269
    Plasson Industries, Ltd.................................     286      8,224
    Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.....     443     17,230
    Sapiens International Corp. NV..........................   1,873     24,427
    Shikun & Binui, Ltd.....................................  29,617     52,224
    Shufersal, Ltd..........................................  12,525     43,960
    Strauss Group, Ltd......................................   1,469     23,658
*   Summit Real Estate Holdings, Ltd........................   2,822     14,637
*   Tower Semiconductor, Ltd.(6320605)......................     392      5,338
*   Tower Semiconductor, Ltd.(M87915274)....................   1,998     26,933
                                                                     ----------
TOTAL ISRAEL................................................          2,555,403
                                                                     ----------
ITALY -- (2.2%)
    A2A SpA................................................. 105,533    149,915

                                     1328

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
ITALY -- (Continued)
    ACEA SpA................................................   3,539 $   49,265
#   Amplifon SpA............................................   4,092     40,837
    Anima Holding SpA.......................................   7,455     37,422
    Ansaldo STS SpA.........................................   5,803     68,003
*   Arnoldo Mondadori Editore SpA...........................  26,239     29,529
    Ascopiave SpA...........................................   4,239     13,364
    Assicurazioni Generali SpA..............................  59,333    781,618
#   Astaldi SpA.............................................   7,476     32,728
    Atlantia SpA............................................  11,187    279,846
    Autogrill SpA...........................................   8,558     74,504
    Azimut Holding SpA......................................   8,978    141,379
#*  Banca Carige SpA........................................   6,000      2,252
    Banca Generali SpA......................................   5,023    103,984
    Banca IFIS SpA..........................................   2,911     66,544
    Banca Mediolanum SpA....................................  21,646    158,841
#*  Banca Monte dei Paschi di Siena SpA.....................  61,644     21,323
    Banca Popolare dell'Emilia Romagna SC...................  51,583    212,215
#*  Banca Popolare dell'Etruria e del Lazio SC..............  25,725         --
#   Banca Popolare di Milano Scarl.......................... 503,831    244,877
    Banca Popolare di Sondrio SCARL.........................  36,626     99,097
    Banco di Desio e della Brianza SpA......................   2,839      5,404
    Banco Popolare SC.......................................  80,913    228,211
    BasicNet SpA............................................   5,935     22,991
    Biesse SpA..............................................   1,697     23,797
    Brembo SpA..............................................   2,039    119,243
#   Brunello Cucinelli SpA..................................   1,103     20,589
    Buzzi Unicem SpA........................................   8,557    171,741
    Cairo Communication SpA.................................     574      2,561
    Cementir Holding SpA....................................   7,248     31,601
    Cerved Information Solutions SpA........................   5,934     49,801
    CIR-Compagnie Industriali Riunite SpA...................  43,582     50,054
    Credito Emiliano SpA....................................  11,252     71,425
    Credito Valtellinese SC................................. 125,243     55,621
    d'Amico International Shipping SA.......................  18,243      6,840
    Danieli & C Officine Meccaniche SpA.....................   1,892     37,317
    Datalogic SpA...........................................   1,853     33,426
    De' Longhi SpA..........................................   3,469     86,726
    DeA Capital SpA.........................................  12,414     14,297
    DiaSorin SpA............................................   1,826    114,980
*   Ei Towers SpA...........................................     831     44,831
    El.En. SpA..............................................   2,288     38,274
    Enel SpA................................................ 150,825    694,182
    Eni SpA.................................................  94,489  1,449,463
    Eni SpA Sponsored ADR...................................   3,109     95,291
    ERG SpA.................................................   6,352     73,688
    Esprinet SpA............................................   4,821     30,114
    Falck Renewables SpA....................................  15,891     13,288
    Ferrari NV..............................................   4,711    213,273
#   Fiat Chrysler Automobiles NV............................  47,111    303,917
    FinecoBank Banca Fineco SpA.............................  10,677     63,524
    FNM SpA.................................................  35,502     16,343
    Geox SpA................................................  10,145     29,197
*   Gruppo Editoriale L'Espresso SpA........................  13,362     11,428

                                     1329

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
ITALY -- (Continued)
    Gruppo MutuiOnline SpA.................................   1,329 $    11,146
    Hera SpA...............................................  47,779     135,484
    IMMSI SpA..............................................  14,941       6,697
    Industria Macchine Automatiche SpA.....................   1,155      68,163
*   Intek Group SpA........................................  25,413       5,832
    Interpump Group SpA....................................   6,321     102,391
    Intesa Sanpaolo SpA.................................... 295,190     651,383
    Iren SpA...............................................  39,880      65,545
*   Italcementi SpA........................................  20,651     244,538
    Italmobiliare SpA......................................     631      27,261
*   Juventus Football Club SpA.............................  81,554      26,587
    La Doria SpA...........................................   1,769      23,515
    Luxottica Group SpA....................................   1,826      88,769
    Luxottica Group SpA Sponsored ADR......................     763      37,059
#   Maire Tecnimont SpA....................................   5,901      15,054
    MARR SpA...............................................   2,612      54,918
    Mediaset SpA...........................................  66,107     200,332
    Mediobanca SpA.........................................  44,350     310,932
#   Moleskine SpA..........................................  13,202      32,038
    Moncler SpA............................................   6,860     120,391
    Parmalat SpA...........................................  24,905      65,505
#   Piaggio & C SpA........................................  17,804      32,658
#   Prima Industrie SpA....................................     595       8,649
    Prysmian SpA...........................................  13,494     315,993
    Recordati SpA..........................................   6,600     214,207
    Reply SpA..............................................     331      47,356
*   Safilo Group SpA.......................................   3,432      27,284
*   Saipem SpA............................................. 219,880      96,340
    Salini Impregilo SpA...................................  35,532     107,646
#   Salvatore Ferragamo SpA................................   3,179      74,942
    Saras SpA..............................................  42,932      74,039
    SAVE SpA...............................................     709      10,067
    Snam SpA...............................................  35,090     203,121
    Societa Cattolica di Assicurazioni SCRL................  17,048     120,178
    Societa Iniziative Autostradali e Servizi SpA..........  10,349      94,188
*   Sogefi SpA.............................................   7,836      13,329
    SOL SpA................................................   2,335      20,666
    Tamburi Investment Partners SpA........................   2,892      11,620
    Tenaris SA.............................................   8,547     114,596
    Tenaris SA ADR.........................................     440      11,757
    Terna Rete Elettrica Nazionale SpA.....................  64,082     349,074
*   Tiscali SpA............................................ 259,219      13,628
    Tod's SpA..............................................   1,161      68,175
    Trevi Finanziaria Industriale SpA......................   7,195       9,445
#   UniCredit SpA.......................................... 161,634     396,533
    Unione di Banche Italiane SpA..........................  65,335     200,720
    Unipol Gruppo Finanziario SpA..........................  49,535     137,547
*   Yoox Net-A-Porter Group SpA............................   3,481      97,570
    Zignago Vetro SpA......................................   1,654      10,358
                                                                    -----------
TOTAL ITALY................................................          12,006,207
                                                                    -----------
JAPAN -- (20.5%)
    77 Bank, Ltd. (The)....................................  45,000     172,403

                                     1330

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    ABC-Mart, Inc..............................................    600 $ 38,397
    Accordia Golf Co., Ltd.....................................  4,100   47,797
    Achilles Corp.............................................. 21,000   28,865
#*  Acom Co., Ltd..............................................  3,200   15,138
    Adastria Co., Ltd..........................................  3,180   99,060
    ADEKA Corp................................................. 11,200  148,272
    Aderans Co., Ltd...........................................  3,600   16,354
    Advan Co., Ltd.............................................    900    7,557
    Advantest Corp............................................. 10,500  139,267
    Aeon Co., Ltd.............................................. 52,366  752,449
    Aeon Delight Co., Ltd......................................  1,500   45,607
#   Aeon Fantasy Co., Ltd......................................  1,100   27,111
    AEON Financial Service Co., Ltd............................  2,500   57,568
    Aeon Mall Co., Ltd.........................................  4,000   53,740
    Agro-Kanesho Co., Ltd......................................    300    3,217
    Ahresty Corp...............................................  2,700   19,193
#   Ai Holdings Corp...........................................  2,200   53,945
    Aica Kogyo Co., Ltd........................................  3,100   74,873
    Aichi Bank, Ltd. (The).....................................  1,300   65,397
    Aichi Corp.................................................  2,000   15,902
    Aichi Steel Corp........................................... 11,000   54,897
    Aida Engineering, Ltd......................................  5,900   49,126
    Ain Holdings, Inc..........................................  1,500  103,283
    Aiphone Co., Ltd...........................................    700   12,701
    Air Water, Inc............................................. 13,000  221,044
    Airport Facilities Co., Ltd................................  2,000   10,534
    Aisan Industry Co., Ltd....................................  4,000   28,715
    Aisin Seiki Co., Ltd....................................... 11,918  544,612
    Aizawa Securities Co., Ltd.................................  5,100   28,673
    Ajinomoto Co., Inc.........................................  7,000  178,688
#*  Akebono Brake Industry Co., Ltd............................ 12,600   25,745
#   Akita Bank, Ltd. (The)..................................... 19,000   61,571
    Alconix Corp...............................................  1,800   25,042
    Alfresa Holdings Corp...................................... 11,200  245,538
    Alinco, Inc................................................  1,300   12,153
#   Alpen Co., Ltd.............................................  1,800   31,113
    Alpine Electronics, Inc....................................  6,600   71,297
    Alps Electric Co., Ltd..................................... 10,200  227,188
    Alps Logistics Co., Ltd....................................  1,800   10,351
    Amada Holdings Co., Ltd.................................... 21,400  233,222
    Amano Corp.................................................  4,700   76,031
    Amiyaki Tei Co., Ltd.......................................    600   23,806
#   Amuse, Inc.................................................    600   11,804
    ANA Holdings, Inc.......................................... 17,000   48,527
    Anest Iwata Corp...........................................  2,400   22,498
#   Anritsu Corp............................................... 13,500   78,464
    AOKI Holdings, Inc.........................................  5,800   64,845
    Aomori Bank, Ltd. (The).................................... 24,000   75,454
    Aoyama Trading Co., Ltd....................................  4,600  169,395
#   Aozora Bank, Ltd........................................... 33,000  121,090
    Arakawa Chemical Industries, Ltd...........................  1,700   16,402
    Arata Corp.................................................  1,000   22,212
    Arcland Sakamoto Co., Ltd..................................  2,400   26,647

                                     1331

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Arcs Co., Ltd..............................................  2,800 $ 72,371
    Arisawa Manufacturing Co., Ltd.............................  3,400   18,325
    Artnature, Inc.............................................  3,000   24,157
    As One Corp................................................    800   33,014
#   Asahi Co., Ltd.............................................  1,700   24,087
    Asahi Diamond Industrial Co., Ltd..........................  4,400   33,898
    Asahi Glass Co., Ltd....................................... 46,000  264,259
    Asahi Holdings, Inc........................................  3,000   51,142
    Asahi Intecc Co., Ltd......................................  1,900   87,360
    Asahi Kasei Corp........................................... 91,000  687,825
    Asahi Kogyosha Co., Ltd....................................  3,000   16,382
    Asahi Yukizai Corp.........................................  8,000   15,038
    Asanuma Corp............................................... 11,000   25,013
    Asatsu-DK, Inc.............................................  3,600   84,052
    Ashikaga Holdings Co., Ltd................................. 12,700   42,350
    Ashimori Industry Co., Ltd................................. 11,000   18,031
#*  Asia Growth Capital, Ltd................................... 18,900   13,840
#   Asia Pile Holdings Corp....................................  6,300   26,411
    Asics Corp.................................................  7,400  135,799
    Asunaro Aoki Construction Co., Ltd.........................  2,200   14,844
#   Atom Corp..................................................  2,200   14,802
    Atsugi Co., Ltd............................................ 26,000   27,665
    Autobacs Seven Co., Ltd....................................  5,000   72,449
    Avex Group Holdings, Inc...................................  4,000   46,906
    Awa Bank, Ltd. (The)....................................... 25,000  152,983
    Axell Corp.................................................  1,700   11,768
    Axial Retailing, Inc.......................................  2,100   69,958
    Azbil Corp.................................................  4,700  141,853
    Bandai Namco Holdings, Inc.................................  5,000  132,531
    Bando Chemical Industries, Ltd............................. 12,000   59,334
    Bank of Iwate, Ltd. (The)..................................  2,000   85,339
#   Bank of Kochi, Ltd. (The)..................................  3,000    3,243
    Bank of Kyoto, Ltd. (The).................................. 30,000  201,948
#   Bank of Nagoya, Ltd. (The)................................. 19,000   65,114
    Bank of Okinawa, Ltd. (The)................................  2,880   90,346
    Bank of Saga, Ltd. (The)................................... 23,000   58,174
    Bank of the Ryukyus, Ltd...................................  3,900   42,816
    Belc Co., Ltd..............................................  1,100   44,818
    Belluna Co., Ltd...........................................  4,800   31,008
    Benefit One, Inc...........................................  2,600   80,492
    Benesse Holdings, Inc......................................  4,700  113,545
    Bic Camera, Inc............................................  7,900   70,093
    BML, Inc...................................................    900   43,119
    Bookoff Corp...............................................  3,100   25,179
    Broadleaf Co., Ltd.........................................  2,600   26,098
    Bunka Shutter Co., Ltd.....................................  5,600   45,863
    C Uyemura & Co., Ltd.......................................    300   13,166
    CAC Holdings Corp..........................................  3,200   24,607
    Calbee, Inc................................................  1,300   56,760
    Calsonic Kansei Corp....................................... 16,000  123,090
    Canon Electronics, Inc.....................................  1,700   25,779
    Canon Marketing Japan, Inc.................................  3,200   54,991
    Canon, Inc................................................. 25,400  720,839

                                     1332

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Capcom Co., Ltd............................................  3,300 $ 67,303
    Carlit Holdings Co., Ltd...................................  4,800   22,827
    Casio Computer Co., Ltd....................................  5,600   79,715
    Cawachi, Ltd...............................................  1,400   32,712
    Central Glass Co., Ltd..................................... 22,000   94,888
    Central Sports Co., Ltd....................................    700   16,312
    Century Tokyo Leasing Corp.................................  5,300  183,640
    Chiba Bank, Ltd. (The)..................................... 23,000  109,938
    Chiba Kogyo Bank, Ltd. (The)...............................  7,600   31,976
    Chiyoda Co., Ltd...........................................  2,200   51,970
    Chiyoda Corp............................................... 13,000   91,178
    Chiyoda Integre Co., Ltd...................................  1,100   22,298
    Chofu Seisakusho Co., Ltd..................................  2,200   55,695
    Chori Co., Ltd.............................................  1,600   23,930
    Chubu Electric Power Co., Inc..............................  9,100  133,694
    Chubu Shiryo Co., Ltd......................................  4,100   28,551
    Chudenko Corp..............................................  4,200   89,583
#   Chuetsu Pulp & Paper Co., Ltd..............................  7,000   14,644
    Chugai Pharmaceutical Co., Ltd.............................  1,300   48,583
    Chugai Ro Co., Ltd.........................................  2,000    4,066
    Chugoku Bank, Ltd. (The)................................... 13,400  150,945
    Chugoku Electric Power Co., Inc. (The).....................  4,200   52,743
    Chugoku Marine Paints, Ltd.................................  7,000   47,251
    Chukyo Bank, Ltd. (The).................................... 13,000   30,176
    Ci:z Holdings Co., Ltd.....................................  1,800   44,293
    Citizen Holdings Co., Ltd.................................. 24,900  133,376
    CKD Corp...................................................  4,900   45,527
    Cleanup Corp...............................................  2,800   22,387
#   CMIC Holdings Co., Ltd.....................................  1,800   29,715
*   CMK Corp...................................................  8,000   37,579
    Coca-Cola East Japan Co., Ltd..............................  6,474  124,933
    Coca-Cola West Co., Ltd....................................  6,800  187,893
    Cocokara fine, Inc.........................................  1,500   53,114
#   COLOPL, Inc................................................  1,900   28,401
    Computer Engineering & Consulting, Ltd.....................  1,300   18,152
    COMSYS Holdings Corp.......................................  9,300  154,687
*   Concordia Financial Group, Ltd............................. 43,032  182,913
    CONEXIO Corp...............................................  4,000   59,248
    COOKPAD, Inc...............................................  1,800   25,230
    Corona Corp................................................  1,000   10,052
    Cosmo Energy Holdings Co., Ltd.............................  5,800   63,881
    Cosmos Pharmaceutical Corp.................................    300   62,957
    Create SD Holdings Co., Ltd................................  3,000   73,131
    Credit Saison Co., Ltd.....................................  6,500  108,240
#   CROOZ, Inc.................................................    600   11,231
    CTI Engineering Co., Ltd...................................  1,300   11,614
    CyberAgent, Inc............................................  1,300   73,408
#   DA Consortium, Inc.........................................  5,400   55,313
    Dai Nippon Printing Co., Ltd............................... 18,000  200,962
#   Dai Nippon Toryo Co., Ltd.................................. 21,000   41,443
    Dai-Dan Co., Ltd...........................................  4,000   32,855
    Dai-ichi Life Insurance Co., Ltd. (The).................... 16,100  208,020
#   Dai-ichi Seiko Co., Ltd....................................  1,300   13,436

                                     1333

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Daibiru Corp...............................................  6,300 $ 60,689
    Daicel Corp................................................ 14,300  160,366
    Daido Kogyo Co., Ltd.......................................  5,000   10,075
    Daido Metal Co., Ltd.......................................  3,000   33,701
    Daido Steel Co., Ltd....................................... 38,000  154,214
    Daidoh, Ltd................................................  4,900   21,120
    Daifuku Co., Ltd...........................................  6,300  132,376
    Daihatsu Diesel Manufacturing Co., Ltd.....................  2,000   11,185
    Daihen Corp................................................  8,000   41,054
    Daiho Corp................................................. 10,000   55,188
    Daiichi Jitsugyo Co., Ltd..................................  5,000   23,967
#   Daiichi Kigenso Kagaku-Kogyo Co., Ltd......................    300    7,936
    Daiichikosho Co., Ltd......................................  3,500  159,779
    Daiken Corp................................................  7,000   23,629
#   Daiken Medical Co., Ltd....................................  2,300   17,883
    Daikokutenbussan Co., Ltd..................................  1,000   43,495
    Daikyo, Inc................................................ 31,000   54,343
    Dainichiseika Color & Chemicals Manufacturing Co., Ltd.....  9,000   41,287
#   Daio Paper Corp............................................ 10,800  121,532
    Daisan Bank, Ltd. (The).................................... 16,000   27,789
    Daiseki Co., Ltd...........................................  2,900   52,387
    Daishi Bank, Ltd. (The).................................... 40,000  151,922
#   Daishinku Corp.............................................  3,000    7,856
    Daito Pharmaceutical Co., Ltd..............................  1,100   25,070
    Daito Trust Construction Co., Ltd..........................  1,600  268,671
    Daiwa House Industry Co., Ltd..............................  9,900  277,604
    Daiwa Industries, Ltd......................................    700    6,372
    Daiwa Securities Group, Inc................................ 45,000  252,557
    Daiwabo Holdings Co., Ltd.................................. 33,000   77,001
#   DCM Holdings Co., Ltd......................................  9,800   83,775
    Dena Co., Ltd.............................................. 10,500  268,467
    Denka Co., Ltd............................................. 39,000  169,126
    Denki Kogyo Co., Ltd....................................... 10,000   49,965
    Denso Corp.................................................  9,900  383,324
    Dentsu, Inc................................................  2,400  114,659
    Denyo Co., Ltd.............................................  2,100   21,864
    Descente, Ltd..............................................  2,100   23,389
    DIC Corp...................................................  9,600  226,519
    Disco Corp.................................................  1,500  153,723
#   DKS Co., Ltd...............................................  6,000   19,863
#   DMG Mori Co., Ltd.......................................... 11,800  122,523
    Don Quijote Holdings Co., Ltd..............................  2,000   78,494
    Doshisha Co., Ltd..........................................  1,600   33,470
    Doutor Nichires Holdings Co., Ltd..........................  2,600   49,963
#   Dowa Holdings Co., Ltd..................................... 31,000  163,413
    DTS Corp...................................................  2,200   43,406
#   Dunlop Sports Co., Ltd.....................................  2,200   19,316
    Duskin Co., Ltd............................................  2,900   52,721
    Dydo Drinco, Inc...........................................    800   41,749
    Eagle Industry Co., Ltd....................................  2,800   35,311
    Earth Chemical Co., Ltd....................................    700   33,189
    Ebara Corp................................................. 54,000  293,674
#   EDION Corp.................................................  9,500   79,289

                                     1334

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
#   Ehime Bank, Ltd. (The)..................................... 27,000 $ 65,005
    Eidai Co., Ltd.............................................  3,000   12,733
    Eighteenth Bank, Ltd. (The)................................ 19,000   53,004
    Eiken Chemical Co., Ltd....................................    500   11,654
    Eizo Corp..................................................  1,700   46,360
#   Elecom Co., Ltd............................................  1,500   34,557
    Electric Power Development Co., Ltd........................  2,500   57,455
    Elematec Corp..............................................    600   13,331
    en-japan, Inc..............................................  2,600   46,815
    Endo Lighting Corp.........................................  1,300   12,312
    Enplas Corp................................................  1,400   39,288
    EPS Holdings, Inc..........................................  2,700   36,799
    ESPEC Corp.................................................  2,400   31,908
#   Excel Co., Ltd.............................................  1,300   17,300
    Exedy Corp.................................................  4,100   96,821
    Ezaki Glico Co., Ltd.......................................  2,000  119,726
#   F-Tech, Inc................................................    400    3,842
#   F@N Communications, Inc....................................  1,400   11,355
    FamilyMart Co., Ltd........................................  3,000  176,659
#   Fancl Corp.................................................  1,300   21,767
    FANUC Corp.................................................  1,400  234,091
    Fast Retailing Co., Ltd....................................    500  161,354
    FCC Co., Ltd...............................................  2,900   56,420
    Ferrotec Corp..............................................  3,400   44,372
    FIDEA Holdings Co., Ltd.................................... 16,700   24,807
    Financial Products Group Co., Ltd..........................  7,800   77,940
    FINDEX, Inc................................................  1,800   20,011
    FJ Next Co., Ltd...........................................  2,400   11,586
    Foster Electric Co., Ltd...................................  2,600   49,898
    FP Corp....................................................  2,100  109,647
    France Bed Holdings Co., Ltd...............................  1,800   16,146
#   Fudo Tetra Corp............................................ 24,400   42,627
    Fuji Co., Ltd..............................................  1,600   34,977
    Fuji Corp., Ltd............................................  3,900   26,431
    Fuji Electric Co., Ltd..................................... 58,000  255,991
    Fuji Kiko Co., Ltd.........................................  3,000    9,931
#   Fuji Kyuko Co., Ltd........................................  4,000   56,435
#   Fuji Machine Manufacturing Co., Ltd........................  8,500   87,007
    Fuji Media Holdings, Inc...................................  3,700   44,117
*   Fuji Oil Co., Ltd..........................................  8,000   24,285
    Fuji Oil Holdings, Inc.....................................  6,000  131,599
    Fuji Pharma Co., Ltd.......................................    400    9,264
    Fuji Seal International, Inc...............................  1,600   62,972
    Fuji Soft, Inc.............................................  2,000   49,581
    Fujibo Holdings, Inc.......................................  9,000   26,629
    Fujicco Co., Ltd...........................................  1,000   28,792
    FUJIFILM Holdings Corp.....................................  7,600  272,676
    Fujikura Kasei Co., Ltd....................................  3,000   17,611
    Fujikura Rubber, Ltd.......................................  2,100    9,868
    Fujikura, Ltd.............................................. 36,000  202,790
    Fujimi, Inc................................................  1,800   30,242
    Fujimori Kogyo Co., Ltd....................................  1,100   23,475
#   Fujisash Co., Ltd.......................................... 13,200   11,290

                                     1335

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                               SHARES  VALUE++
                                                               ------- --------
JAPAN -- (Continued)
#   Fujita Kanko, Inc.........................................   4,000 $ 14,702
    Fujitec Co., Ltd..........................................   6,600   63,418
    Fujitsu Frontech, Ltd.....................................   1,500   14,741
    Fujitsu General, Ltd......................................   7,000  163,878
    Fujitsu, Ltd.............................................. 138,000  572,905
    FuKoKu Co., Ltd...........................................   1,300    9,738
    Fukuda Corp...............................................   2,000   22,189
    Fukuda Denshi Co., Ltd....................................     300   18,273
    Fukui Bank, Ltd. (The)....................................  28,000   73,636
    Fukuoka Financial Group, Inc..............................  39,000  149,005
#   Fukushima Bank, Ltd. (The)................................  22,000   20,185
    Fukushima Industries Corp.................................   1,100   37,538
#   Fukuyama Transporting Co., Ltd............................  14,000   79,554
#   FULLCAST Holdings Co., Ltd................................   2,200   18,552
#   Funai Electric Co., Ltd...................................   3,500   30,180
    Funai Soken Holdings, Inc.................................     720    9,994
#   Furukawa Battery Co., Ltd. (The)..........................   4,000   24,187
    Furukawa Electric Co., Ltd................................  95,000  248,046
    Furuno Electric Co., Ltd..................................   2,100   10,539
    Furusato Industries, Ltd..................................     800   11,006
    Fuso Chemical Co., Ltd....................................   1,000   15,819
#   Fuso Pharmaceutical Industries, Ltd.......................   6,000   16,606
    Futaba Corp...............................................   4,200   77,779
    Futaba Industrial Co., Ltd................................   5,000   25,527
    Future Corp...............................................   2,100   16,635
    Fuyo General Lease Co., Ltd...............................   1,200   54,457
    G-7 Holdings, Inc.........................................     500    6,044
    G-Tekt Corp...............................................   2,200   33,581
    Gakken Holdings Co., Ltd..................................   8,000   22,313
    GCA Savvian Corp..........................................   2,700   23,363
    Gecoss Corp...............................................   1,500   13,542
#   Geo Holdings Corp.........................................   5,100   73,665
    GLOBERIDE, Inc............................................   1,800   29,754
    Glory, Ltd................................................   5,100  141,528
    GMO internet, Inc.........................................   4,200   54,383
    GMO Payment Gateway, Inc..................................   1,000   57,383
    Godo Steel, Ltd...........................................  12,000   20,137
    Goldcrest Co., Ltd........................................   2,300   36,218
*   Gree, Inc.................................................  13,000   65,661
    GS Yuasa Corp.............................................  43,000  175,941
    Gun-Ei Chemical Industry Co., Ltd.........................   8,000   23,822
#   GungHo Online Entertainment, Inc..........................  15,200   34,289
    Gunma Bank, Ltd. (The)....................................  48,000  193,527
    Gunze, Ltd................................................  14,000   40,240
    Gurunavi, Inc.............................................   2,200   57,995
    H-One Co., Ltd............................................   3,000   14,882
    H2O Retailing Corp........................................  10,860  142,626
    Hachijuni Bank, Ltd. (The)................................  33,000  154,383
    Hagiwara Electric Co., Ltd................................   1,200   21,303
    Hakuhodo DY Holdings, Inc.................................   7,500   87,534
    Hakuto Co., Ltd...........................................   1,700   15,410
    Hamakyorex Co., Ltd.......................................   2,000   36,379
    Hamamatsu Photonics K.K...................................   2,400   70,460

                                     1336

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
JAPAN -- (Continued)
    Hankyu Hanshin Holdings, Inc............................. 10,800 $  401,796
    Hanwa Co., Ltd........................................... 22,000    117,692
#   Happinet Corp............................................  1,300     14,136
#   Harmonic Drive Systems, Inc..............................  1,800     56,077
    Haseko Corp.............................................. 14,700    154,480
    Hazama Ando Corp......................................... 18,300    112,787
    Heiwa Real Estate Co., Ltd...............................  5,800     76,188
    Heiwado Co., Ltd.........................................  3,500     67,708
    HI-LEX Corp..............................................  2,200     58,367
    Hibiya Engineering, Ltd..................................  2,100     34,120
    Hiday Hidaka Corp........................................  1,584     39,375
    Hikari Tsushin, Inc......................................    500     41,533
    Hioki EE Corp............................................    300      5,411
    Hirakawa Hewtech Corp....................................  3,000     25,661
#   Hiramatsu, Inc...........................................  3,100     18,098
    Hiroshima Bank, Ltd. (The)............................... 43,000    155,713
#   HIS Co., Ltd.............................................  2,400     63,926
    Hisaka Works, Ltd........................................  3,500     29,376
    Hisamitsu Pharmaceutical Co., Inc........................  1,500     84,812
    Hitachi Kokusai Electric, Inc............................  6,000     95,906
    Hitachi Zosen Corp....................................... 22,200    112,446
    Hochiki Corp.............................................  2,000     22,282
    Hodogaya Chemical Co., Ltd...............................  7,000     17,224
    Hogy Medical Co., Ltd....................................  1,100     70,685
    Hokkaido Electric Power Co., Inc......................... 12,500     99,154
    Hokkaido Gas Co., Ltd.................................... 10,000     27,377
    Hokkan Holdings, Ltd.....................................  5,000     15,417
    Hokkoku Bank, Ltd. (The)................................. 33,000    103,697
    Hokuetsu Bank, Ltd. (The)................................ 23,000     47,642
    Hokuetsu Industries Co., Ltd.............................  1,600      9,519
    Hokuetsu Kishu Paper Co., Ltd............................ 15,300    108,186
#   Hokuhoku Financial Group, Inc............................ 92,000    118,070
    Hokuriku Electric Industry Co., Ltd...................... 10,000     12,196
    Hokuriku Electric Power Co...............................  7,100     84,220
    Hokuto Corp..............................................  1,700     31,564
    Honda Motor Co., Ltd..................................... 64,100  1,736,328
#   Honeys Co., Ltd..........................................    950     12,722
#   Hoosiers Holdings........................................  5,200     28,033
    Horiba, Ltd..............................................  2,900    135,704
    Hoshizaki Corp...........................................    700     63,343
#   Hosiden Corp.............................................  6,800     41,600
    Hosokawa Micron Corp.....................................  5,000     26,424
    House Foods Group, Inc...................................  4,400    107,778
    Hoya Corp................................................  3,300    117,087
    Hulic Co., Ltd...........................................  3,200     33,193
    Hyakugo Bank, Ltd. (The)................................. 32,000    123,056
    Hyakujushi Bank, Ltd. (The).............................. 30,000    100,259
    I-Net Corp...............................................  1,300     13,791
    Ibiden Co., Ltd.......................................... 14,800    188,934
    IBJ Leasing Co., Ltd.....................................  3,100     56,289
    Ichibanya Co., Ltd.......................................    200      6,686
#   Ichikoh Industries, Ltd..................................  9,000     26,177
    Ichinen Holdings Co., Ltd................................  1,300     11,930

                                     1337

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                               SHARES  VALUE++
                                                               ------- --------
JAPAN -- (Continued)
    Ichiyoshi Securities Co., Ltd.............................   4,900 $ 37,968
    Icom, Inc.................................................   1,400   28,955
    Idec Corp.................................................   2,000   18,542
#   Idemitsu Kosan Co., Ltd...................................   7,800  152,712
#   IDOM, Inc.................................................   3,200   16,204
    Ihara Chemical Industry Co., Ltd..........................   3,000   31,597
    IHI Corp.................................................. 111,000  308,856
    Iida Group Holdings Co., Ltd..............................   4,740   93,842
    Iino Kaiun Kaisha, Ltd....................................  10,300   37,243
    Ikegami Tsushinki Co., Ltd................................  20,000   23,838
    Imasen Electric Industrial................................   1,900   17,086
    Inaba Denki Sangyo Co., Ltd...............................   1,800   65,183
    Inaba Seisakusho Co., Ltd.................................     300    3,669
    Inabata & Co., Ltd........................................   5,500   54,905
    Inageya Co., Ltd..........................................   1,300   17,834
    Ines Corp.................................................   3,800   40,394
    Infocom Corp..............................................   2,400   32,666
    Information Services International-Dentsu, Ltd............   1,400   27,297
    Inpex Corp................................................  19,200  152,637
    Intage Holdings, Inc......................................   2,400   38,346
    Internet Initiative Japan, Inc............................   3,300   69,630
    Inui Global Logistics Co., Ltd............................   1,800   16,422
    Iriso Electronics Co., Ltd................................   1,100   64,296
    Iseki & Co., Ltd..........................................  29,000   63,135
    Isetan Mitsukoshi Holdings, Ltd...........................   8,900   87,451
*   Ishihara Sangyo Kaisha, Ltd...............................  44,000   28,528
    Ito En, Ltd...............................................   4,500  166,039
    ITOCHU Corp...............................................  37,300  422,902
    Itochu Enex Co., Ltd......................................   6,700   57,445
    Itochu Techno-Solutions Corp..............................   3,400   81,640
#*  Itoham Yonekyu Holdings, Inc..............................  13,000  133,829
    Itoki Corp................................................   3,700   20,962
    IwaiCosmo Holdings, Inc...................................   1,900   16,641
    Iwasaki Electric Co., Ltd.................................  11,000   16,338
    Iwatani Corp..............................................  23,000  133,613
    Iyo Bank, Ltd. (The)......................................  18,500  119,232
#   Izumi Co., Ltd............................................   2,200   95,419
    J Front Retailing Co., Ltd................................  17,200  198,476
    J Trust Co., Ltd..........................................   9,500   71,726
    J-Oil Mills, Inc..........................................  11,000   37,173
    Jaccs Co., Ltd............................................  18,000   83,395
    Jafco Co., Ltd............................................   4,700  123,108
#   Jamco Corp................................................     400    7,942
#*  Janome Sewing Machine Co., Ltd............................   2,499   14,308
    Japan Airlines Co., Ltd...................................   1,700   52,409
#   Japan Airport Terminal Co., Ltd...........................   1,100   48,457
#   Japan Aviation Electronics Industry, Ltd..................   7,000  102,958
#*  Japan Communications, Inc.................................   6,500   13,533
    Japan Digital Laboratory Co., Ltd.........................   2,400   33,093
#*  Japan Display, Inc........................................  43,200   77,547
#   Japan Drilling Co., Ltd...................................     600   12,621
    Japan Exchange Group, Inc.................................  10,500  147,978
    Japan Foundation Engineering Co., Ltd.....................   6,500   23,583

                                     1338

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Japan Petroleum Exploration Co., Ltd.......................  1,800 $ 37,573
    Japan Pulp & Paper Co., Ltd................................ 10,000   35,627
#   Japan Radio Co., Ltd.......................................  6,000   16,930
    Japan Securities Finance Co., Ltd.......................... 12,100   48,936
    Japan Steel Works, Ltd. (The).............................. 29,000  129,731
    Japan Transcity Corp....................................... 10,000   37,692
    Japan Wool Textile Co., Ltd. (The).........................  5,000   34,938
    JBCC Holdings, Inc.........................................  1,700   10,938
    JCU Corp...................................................    400   12,980
    Jeol, Ltd..................................................  9,000   36,069
    JFE Holdings, Inc.......................................... 24,800  323,217
    JGC Corp................................................... 14,000  204,955
    Jimoto Holdings, Inc....................................... 24,800   38,051
#   Jin Co., Ltd...............................................    600   24,892
    JMS Co., Ltd...............................................  2,000    5,577
#   Joban Kosan Co., Ltd....................................... 17,000   25,093
    Joshin Denki Co., Ltd......................................  4,000   33,594
    Joyo Bank, Ltd. (The)...................................... 55,000  214,917
    JP-Holdings, Inc...........................................  7,900   23,153
    JSP Corp...................................................  1,200   27,717
    JSR Corp................................................... 12,900  176,201
    JTEKT Corp................................................. 14,300  199,742
    Juki Corp..................................................  3,500   30,018
    Juroku Bank, Ltd. (The).................................... 37,000  105,501
    Justsystems Corp...........................................  1,200   10,308
#   JVC Kenwood Corp........................................... 14,000   32,207
    JX Holdings, Inc........................................... 75,400  285,681
    K&O Energy Group, Inc......................................  1,700   24,245
    K's Holdings Corp..........................................  7,800  144,174
    kabu.com Securities Co., Ltd............................... 20,200   67,264
*   Kadokawa Dwango............................................  1,485   20,011
    Kaga Electronics Co., Ltd..................................  1,200   14,839
    Kajima Corp................................................ 19,000  140,445
#   Kakaku.com, Inc............................................  3,000   62,240
#   Kakiyasu Honten Co., Ltd...................................  1,100   19,797
    Kameda Seika Co., Ltd......................................    500   27,551
    Kamei Corp.................................................  3,900   31,817
    Kamigumi Co., Ltd.......................................... 21,000  188,986
    Kanaden Corp...............................................  1,400   13,017
    Kanamoto Co., Ltd..........................................  3,500   72,955
    Kandenko Co., Ltd.......................................... 11,000  107,814
    Kaneka Corp................................................ 25,000  188,275
    Kanematsu Corp............................................. 58,000   94,900
*   Kansai Electric Power Co., Inc. (The)......................  8,900   82,810
    Kansai Paint Co., Ltd......................................  7,500  157,063
#   Kansai Super Market, Ltd...................................  1,300   12,757
    Kansai Urban Banking Corp..................................  2,600   26,761
#   Kanto Denka Kogyo Co., Ltd.................................  8,000   86,429
    Kao Corp...................................................  5,000  269,266
    Kasai Kogyo Co., Ltd.......................................  2,300   22,760
#   Katakura Industries Co., Ltd...............................  2,500   29,683
    Kato Sangyo Co., Ltd.......................................  2,000   48,246
    Kato Works Co., Ltd........................................  6,000   25,784

                                     1339

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                               SHARES  VALUE++
                                                               ------- --------
JAPAN -- (Continued)
    KAWADA TECHNOLOGIES, Inc..................................     700 $ 24,603
    Kawai Musical Instruments Manufacturing Co., Ltd..........   1,100   20,746
    Kawasaki Heavy Industries, Ltd............................  98,000  288,304
    Kawasumi Laboratories, Inc................................   3,000   17,393
    KDDI Corp.................................................  23,400  718,078
    Keihan Holdings Co., Ltd..................................  27,000  194,141
    Keihanshin Building Co., Ltd..............................   2,700   13,469
    Keihin Corp...............................................   5,100   79,869
    Keikyu Corp...............................................   7,000   70,917
    Keio Corp.................................................   7,000   65,132
    Keisei Electric Railway Co., Ltd..........................  10,000  131,096
#   Keiyo Bank, Ltd. (The)....................................  30,000  127,868
#   Keiyo Co., Ltd............................................   2,800   14,604
    Kenko Mayonnaise Co., Ltd.................................   1,000   29,734
    Kewpie Corp...............................................   6,900  212,461
    Key Coffee, Inc...........................................   1,600   30,747
    Keyence Corp..............................................     200  141,075
    Kikkoman Corp.............................................   1,000   35,507
    Kimoto Co., Ltd...........................................   4,300    7,186
    Kinden Corp...............................................   9,700  117,081
    Kinki Sharyo Co., Ltd.....................................   5,000   12,417
*   Kintetsu Department Store Co., Ltd........................   3,000   10,145
    Kintetsu Group Holdings Co., Ltd..........................  23,000   99,362
    Kintetsu World Express, Inc...............................   3,200   44,462
    Kinugawa Rubber Industrial Co., Ltd.......................   6,000   45,437
    Kissei Pharmaceutical Co., Ltd............................   1,000   22,776
    Kita-Nippon Bank, Ltd. (The)..............................   1,200   34,329
    Kitagawa Iron Works Co., Ltd..............................   9,000   15,363
    Kitano Construction Corp..................................   4,000    9,924
    Kito Corp.................................................   1,600   13,385
    Kitz Corp.................................................  10,900   58,372
    Kiyo Bank, Ltd. (The).....................................   8,900  129,493
#*  KLab, Inc.................................................   3,600   21,313
*   KNT-CT Holdings Co., Ltd..................................  13,000   17,666
#   Koa Corp..................................................   2,600   21,547
    Koatsu Gas Kogyo Co., Ltd.................................   1,000    6,532
    Kobayashi Pharmaceutical Co., Ltd.........................   1,400   66,074
#   Kobe Bussan Co., Ltd......................................   1,100   21,922
*   Kobe Electric Railway Co., Ltd............................   3,000   10,730
    Kobe Steel, Ltd........................................... 265,000  229,326
    Kohnan Shoji Co., Ltd.....................................   1,000   20,487
    Koito Manufacturing Co., Ltd..............................   3,400  167,882
    Kokuyo Co., Ltd...........................................   9,000  132,283
#   KOMAIHALTEC, Inc..........................................   5,000    9,826
    Komatsu Seiren Co., Ltd...................................   2,900   19,304
    Komatsu Wall Industry Co., Ltd............................   1,400   22,265
    Komeri Co., Ltd...........................................   2,500   56,268
    Komori Corp...............................................   6,800   75,964
    Konaka Co., Ltd...........................................   1,800    8,890
    Kondotec, Inc.............................................   3,600   26,820
    Konica Minolta, Inc.......................................  32,400  260,386
    Konishi Co., Ltd..........................................   2,600   34,057
    Konoike Transport Co., Ltd................................   3,500   40,491

                                     1340

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Kose Corp..................................................    500 $ 46,044
    Krosaki Harima Corp........................................ 11,000   26,622
    KRS Corp...................................................    700   16,637
    KU Holdings Co., Ltd.......................................  3,800   28,294
    Kubota Corp................................................ 13,000  188,333
    Kubota Corp. Sponsored ADR.................................    196   14,282
    Kumagai Gumi Co., Ltd...................................... 45,000  149,785
    Kura Corp..................................................    400   21,100
    Kurabo Industries, Ltd..................................... 23,000   43,126
    Kuraray Co., Ltd........................................... 14,200  179,091
    Kureha Corp................................................ 19,000   79,068
    Kurimoto, Ltd.............................................. 13,000   21,085
    Kurita Water Industries, Ltd...............................  7,100  157,374
    Kuroda Electric Co., Ltd...................................  5,600  102,521
    KYB Corp................................................... 29,000  103,051
#   Kyocera Corp...............................................  5,400  255,829
#   Kyodo Printing Co., Ltd....................................  9,000   28,878
#   Kyoei Steel, Ltd...........................................  2,200   42,704
    Kyokuto Kaihatsu Kogyo Co., Ltd............................  3,200   32,928
    Kyokuto Securities Co., Ltd................................  2,200   26,669
#   Kyokuyo Co., Ltd........................................... 10,000   25,877
    KYORIN Holdings, Inc.......................................  4,400   94,119
    Kyoritsu Maintenance Co., Ltd..............................  1,440  105,353
    Kyosan Electric Manufacturing Co., Ltd.....................  6,000   21,316
    Kyowa Electronic Instruments Co., Ltd......................  5,000   16,455
    Kyowa Exeo Corp............................................  9,800  127,492
    Kyowa Hakko Kirin Co., Ltd.................................  5,000   87,359
    Kyowa Leather Cloth Co., Ltd...............................    100      799
#   Kyudenko Corp..............................................  6,000  210,921
    Kyushu Electric Power Co., Inc.............................  6,900   64,647
    Kyushu Financial Group, Inc................................ 34,650  191,433
#*  Laox Co., Ltd..............................................    700    4,664
#   Lasertec Corp..............................................  2,900   40,602
    Lawson, Inc................................................  1,200   92,398
    Leopalace21 Corp........................................... 24,300  174,124
    Life Corp..................................................  1,100   32,308
    Lintec Corp................................................  4,000   84,679
    Lion Corp.................................................. 11,000  166,813
    LIXIL Group Corp........................................... 13,100  243,646
    M3, Inc....................................................  3,200  102,397
    Mabuchi Motor Co., Ltd.....................................    400   18,113
    Macnica Fuji Electronics Holdings, Inc.....................  3,750   36,335
    Maeda Corp................................................. 14,000  127,168
    Maeda Kosen Co., Ltd.......................................  2,000   21,517
    Maeda Road Construction Co., Ltd...........................  8,000  151,460
    Maezawa Kasei Industries Co., Ltd..........................  2,300   23,487
    Maezawa Kyuso Industries Co., Ltd..........................    200    2,740
    Makino Milling Machine Co., Ltd............................ 13,000   73,003
    Mandom Corp................................................  1,000   44,099
#   Mani, Inc..................................................  1,200   24,398
    Marubeni Corp.............................................. 83,600  388,663
    Marubun Corp...............................................  1,500    8,709
    Marudai Food Co., Ltd...................................... 11,000   52,722

                                     1341

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------- --------
JAPAN -- (Continued)
    Maruha Nichiro Corp..................................   5,700 $144,552
    Marui Group Co., Ltd.................................  14,100  203,346
    Maruichi Steel Tube, Ltd.............................   1,400   51,722
    Marusan Securities Co., Ltd..........................   3,500   28,977
    Maruwa Co., Ltd......................................   1,000   37,697
    Maruyama Manufacturing Co., Inc......................   6,000   10,247
    Maruzen Showa Unyu Co., Ltd..........................   6,000   23,949
#   Marvelous, Inc.......................................   1,500   11,516
    Matsuda Sangyo Co., Ltd..............................   2,300   29,777
    Matsui Construction Co., Ltd.........................   3,000   38,000
    Matsui Securities Co., Ltd...........................   3,700   32,415
    Matsumotokiyoshi Holdings Co., Ltd...................   2,800  123,470
    Matsuya Foods Co., Ltd...............................     300    8,375
    Max Co., Ltd.........................................   3,000   38,377
    Maxvalu Nishinihon Co., Ltd..........................     900   13,634
    Maxvalu Tokai Co., Ltd...............................   1,100   18,672
    Mazda Motor Corp.....................................  37,800  552,826
#   McDonald's Holdings Co. Japan, Ltd...................   1,500   45,988
#   MEC Co., Ltd.........................................   2,200   19,339
#   Medical System Network Co., Ltd......................   1,400    7,419
    Medipal Holdings Corp................................   9,200  150,550
#   Megachips Corp.......................................   1,600   19,394
    Megmilk Snow Brand Co., Ltd..........................   3,900  135,067
    Meidensha Corp.......................................  17,000   58,165
    MEIJI Holdings Co., Ltd..............................   1,600  166,810
    Meiko Network Japan Co., Ltd.........................   1,300   13,891
    Meisei Industrial Co., Ltd...........................   4,000   19,221
    Meitec Corp..........................................   1,000   33,286
    Meito Sangyo Co., Ltd................................   1,100   14,338
    Meiwa Corp...........................................   3,500   11,223
    Melco Holdings, Inc..................................   2,100   59,802
#   Michinoku Bank, Ltd. (The)...........................  12,000   22,591
    Micronics Japan Co., Ltd.............................   3,400   30,032
    Mie Bank, Ltd. (The).................................  12,000   23,969
    Milbon Co., Ltd......................................     540   23,273
    Mimasu Semiconductor Industry Co., Ltd...............   2,400   24,720
    Minato Bank, Ltd. (The)..............................  17,000   29,053
    Minebea Co., Ltd.....................................  32,300  256,150
#   Ministop Co., Ltd....................................   1,400   23,511
    Miraca Holdings, Inc.................................   3,800  175,027
    Mirait Holdings Corp.................................   7,400   78,807
#   Misawa Homes Co., Ltd................................   3,600   26,415
    MISUMI Group, Inc....................................   7,600  139,589
    Mitani Corp..........................................   2,000   61,613
    Mito Securities Co., Ltd.............................   8,300   19,329
    Mitsuba Corp.........................................   5,200   61,446
    Mitsubishi Corp......................................  23,700  407,751
    Mitsubishi Electric Corp.............................  57,000  664,532
    Mitsubishi Estate Co., Ltd...........................   9,000  167,378
    Mitsubishi Gas Chemical Co., Inc.....................  31,000  176,614
    Mitsubishi Heavy Industries, Ltd..................... 114,000  484,614
    Mitsubishi Logistics Corp............................   8,000  111,389
    Mitsubishi Materials Corp............................ 105,000  275,934

                                     1342

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
JAPAN -- (Continued)
    Mitsubishi Nichiyu Forklift Co., Ltd.................   2,600 $   13,974
*   Mitsubishi Paper Mills, Ltd..........................  32,000     22,404
#   Mitsubishi Pencil Co., Ltd...........................   1,000     48,754
#   Mitsubishi Research Institute, Inc...................     500     15,494
    Mitsubishi Steel Manufacturing Co., Ltd..............  14,000     23,384
    Mitsubishi UFJ Financial Group, Inc.................. 306,500  1,549,518
    Mitsubishi UFJ Lease & Finance Co., Ltd..............  38,300    154,104
    Mitsuboshi Belting, Ltd..............................   7,000     58,982
    Mitsui Chemicals, Inc................................ 104,000    439,901
    Mitsui Fudosan Co., Ltd..............................  10,000    216,457
    Mitsui High-Tec, Inc.................................   2,700     18,725
    Mitsui Home Co., Ltd.................................   3,000     13,349
    Mitsui Matsushima Co., Ltd...........................  28,000     26,963
    Mitsui Mining & Smelting Co., Ltd....................  66,000    125,257
    Mitsui OSK Lines, Ltd................................ 101,000    215,109
    Mitsui Sugar Co., Ltd................................   9,000     44,854
    Mitsui-Soko Holdings Co., Ltd........................  12,000     31,679
#*  Mitsumi Electric Co., Ltd............................  11,000     55,018
    Mitsuuroko Group Holdings Co., Ltd...................   2,700     13,436
#   Miyaji Engineering Group, Inc........................  15,000     21,859
    Miyazaki Bank, Ltd. (The)............................  21,000     60,855
#   Miyoshi Oil & Fat Co., Ltd...........................   7,000      8,541
    Mizuho Financial Group, Inc.......................... 616,499    989,065
    Mizuno Corp..........................................  10,000     52,307
#   Monex Group, Inc.....................................  17,100     42,052
    Monogatari Corp. (The)...............................     600     31,369
#   MonotaRO Co., Ltd....................................   2,200     63,959
#   MORESCO Corp.........................................   1,700     20,138
    Morinaga & Co., Ltd..................................  15,000     98,933
    Morinaga Milk Industry Co., Ltd......................  22,000    163,315
    Morita Holdings Corp.................................   2,000     27,424
#   Morito Co., Ltd......................................   3,500     26,847
    MS&AD Insurance Group Holdings, Inc..................   8,400    242,019
    MTI, Ltd.............................................   5,800     38,639
    Murata Manufacturing Co., Ltd........................   2,800    341,885
    Musashi Seimitsu Industry Co., Ltd...................   2,400     49,337
    Musashino Bank, Ltd. (The)...........................   3,600     90,110
    Mutoh Holdings Co., Ltd..............................   2,000      4,503
    Nabtesco Corp........................................   7,400    199,055
#   NAC Co., Ltd.........................................   1,500     12,711
#   Nachi-Fujikoshi Corp.................................  21,000     68,356
    Nafco Co., Ltd.......................................   1,700     27,065
#   Nagano Bank, Ltd. (The)..............................  10,000     19,203
    Nagase & Co., Ltd....................................  12,300    143,144
    Nagatanien Holdings Co., Ltd.........................   3,000     37,459
    Nagoya Railroad Co., Ltd.............................  30,000    168,528
    Nakabayashi Co., Ltd.................................   5,000     13,297
    Nakamuraya Co., Ltd..................................   2,000      9,267
    Nakanishi, Inc.......................................   1,300     44,867
*   Nakayama Steel Works, Ltd............................  30,000     15,677
#   Namura Shipbuilding Co., Ltd.........................   5,600     31,624
    Nankai Electric Railway Co., Ltd.....................  18,000     99,662
    Nanto Bank, Ltd. (The)...............................  36,000    141,193

                                     1343

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
JAPAN -- (Continued)
    NDS Co., Ltd.........................................  4,000 $ 10,516
    NEC Capital Solutions, Ltd...........................  1,200   17,824
    NEC Corp............................................. 53,000  144,736
    NEC Networks & System Integration Corp...............  2,700   49,598
    NET One Systems Co., Ltd.............................  5,800   39,272
    Neturen Co., Ltd.....................................  2,500   19,309
    Nexon Co., Ltd.......................................  3,500   51,887
#   Next Co., Ltd........................................  6,400   61,663
    NGK Insulators, Ltd..................................  6,000  143,244
#   NGK Spark Plug Co., Ltd..............................  6,000   97,918
    NH Foods, Ltd........................................  5,000  121,591
    NHK Spring Co., Ltd.................................. 16,200  141,579
    Nice Holdings, Inc...................................  2,000    2,826
    Nichi-iko Pharmaceutical Co., Ltd....................  3,800   81,812
    Nichias Corp......................................... 11,000   88,921
    Nichiban Co., Ltd....................................  3,000   21,952
    Nichicon Corp........................................  5,800   42,852
    Nichiden Corp........................................    400   12,101
    Nichiha Corp.........................................  3,200   61,924
#   Nichii Gakkan Co., Ltd...............................  3,900   27,514
    Nichirei Corp........................................ 24,000  229,013
    Nichireki Co., Ltd...................................  2,000   13,773
    Nichirin Co., Ltd....................................  1,100   14,653
    Nidec Corp...........................................  1,600  145,186
    Nidec Corp. Sponsored ADR............................    776   17,607
    Nifco, Inc...........................................  4,400  247,110
    Nihon Dempa Kogyo Co., Ltd...........................  3,900   32,569
    Nihon Eslead Corp....................................  1,200   12,105
    Nihon House Holdings Co., Ltd........................  5,000   17,094
    Nihon Kohden Corp....................................  3,400   94,150
    Nihon M&A Center, Inc................................  1,500   91,954
#   Nihon Nohyaku Co., Ltd...............................  5,900   31,936
    Nihon Parkerizing Co., Ltd...........................  7,400   89,070
#   Nihon Plast Co., Ltd.................................  2,600   20,928
    Nihon Tokushu Toryo Co., Ltd.........................  1,400   14,384
    Nihon Trim Co., Ltd..................................    700   47,289
#   Nihon Unisys, Ltd....................................  6,100   83,148
    Nihon Yamamura Glass Co., Ltd........................  7,000   11,039
    Nikkiso Co., Ltd.....................................  5,700   39,900
    Nikko Co., Ltd.......................................  5,000   16,469
    Nikkon Holdings Co., Ltd.............................  7,200  143,737
    Nikon Corp...........................................  9,800  138,482
#   Nintendo Co., Ltd....................................    500  103,784
    Nippo Corp...........................................  7,000  128,679
    Nippon Beet Sugar Manufacturing Co., Ltd............. 20,000   37,099
#   Nippon Carbide Industries Co., Inc...................  9,000   12,816
#   Nippon Carbon Co., Ltd............................... 18,000   33,759
    Nippon Chemi-Con Corp................................ 11,000   16,094
    Nippon Chemical Industrial Co., Ltd.................. 18,000   37,691
    Nippon Chemiphar Co., Ltd............................  5,000   22,606
#   Nippon Coke & Engineering Co., Ltd................... 19,000   12,298
    Nippon Concrete Industries Co., Ltd..................  5,000   18,159
    Nippon Denko Co., Ltd................................  8,000   13,169

                                     1344

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------- --------
JAPAN -- (Continued)
    Nippon Densetsu Kogyo Co., Ltd.......................   3,900 $ 77,985
    Nippon Electric Glass Co., Ltd.......................  32,000  145,270
    Nippon Express Co., Ltd..............................  29,000  146,289
    Nippon Flour Mills Co., Ltd..........................  10,000   72,958
    Nippon Gas Co., Ltd..................................   3,400   80,747
    Nippon Hume Corp.....................................   4,000   25,080
    Nippon Koei Co., Ltd.................................   7,000   22,346
    Nippon Light Metal Holdings Co., Ltd.................  64,000  145,287
    Nippon Paint Holdings Co., Ltd.......................   2,200   60,102
#   Nippon Paper Industries Co., Ltd.....................  12,300  223,796
#   Nippon Parking Development Co., Ltd..................  20,100   24,185
    Nippon Pillar Packing Co., Ltd.......................   2,000   20,802
    Nippon Piston Ring Co., Ltd..........................     500    7,118
    Nippon Road Co., Ltd. (The)..........................  11,000   45,067
    Nippon Seiki Co., Ltd................................   5,000   82,845
*   Nippon Sharyo, Ltd...................................   5,000   13,521
*   Nippon Sheet Glass Co., Ltd..........................  65,000   47,580
    Nippon Shokubai Co., Ltd.............................   2,600  163,525
    Nippon Signal Co., Ltd...............................   4,300   41,021
    Nippon Soda Co., Ltd.................................  16,000   70,194
    Nippon Steel & Sumikin Bussan Corp...................  21,000   71,867
    Nippon Steel & Sumitomo Metal Corp...................  32,340  607,978
    Nippon Suisan Kaisha, Ltd............................  32,300  160,332
    Nippon Synthetic Chemical Industry Co., Ltd. (The)...   3,000   18,655
    Nippon Telegraph & Telephone Corp....................   5,600  266,111
    Nippon Telegraph & Telephone Corp. ADR...............   1,189   56,394
    Nippon Thompson Co., Ltd.............................   7,000   22,923
    Nippon Valqua Industries, Ltd........................   8,000   20,840
    Nippon Yakin Kogyo Co., Ltd..........................   8,600   11,181
    Nippon Yusen K.K..................................... 155,000  274,310
    Nishi-Nippon City Bank, Ltd. (The)...................  68,000  131,631
    Nishi-Nippon Railroad Co., Ltd.......................  21,000  109,481
    Nishikawa Rubber Co., Ltd............................     400    5,860
    Nishimatsu Construction Co., Ltd.....................  29,000  143,781
    Nishimatsuya Chain Co., Ltd..........................   1,400   19,966
    Nishio Rent All Co., Ltd.............................   1,200   29,060
    Nissan Shatai Co., Ltd...............................   6,800   67,857
    Nissei ASB Machine Co., Ltd..........................   1,500   27,110
    Nissei Build Kogyo Co., Ltd..........................   8,000   43,939
    Nissei Plastic Industrial Co., Ltd...................   2,700   17,834
#   Nissha Printing Co., Ltd.............................   2,500   49,488
    Nisshin Fudosan Co...................................   6,400   21,855
    Nisshin Oillio Group, Ltd. (The).....................  14,000   66,219
    Nisshin Seifun Group, Inc............................  12,640  208,654
    Nisshin Steel Co., Ltd...............................  11,200  138,873
    Nisshinbo Holdings, Inc..............................  16,500  153,559
    Nissin Corp..........................................  10,000   30,141
    Nissin Electric Co., Ltd.............................   5,000   85,977
    Nissin Foods Holdings Co., Ltd.......................   1,100   62,448
    Nissin Kogyo Co., Ltd................................   4,000   59,254
    Nissin Sugar Co., Ltd................................     900   12,129
    Nissui Pharmaceutical Co., Ltd.......................   1,400   15,472
    Nitori Holdings Co., Ltd.............................   1,100  136,810

                                     1345

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
JAPAN -- (Continued)
    Nitta Corp...........................................     700 $   17,415
    Nittetsu Mining Co., Ltd.............................   6,000     20,707
    Nitto Boseki Co., Ltd................................  14,000     50,744
    Nitto Denko Corp.....................................   3,400    227,871
    Nitto FC Co., Ltd....................................   3,400     27,529
    Nitto Kogyo Corp.....................................   2,700     36,975
    Nitto Kohki Co., Ltd.................................   1,300     30,193
    Nittoc Construction Co., Ltd.........................   6,700     29,755
    Nittoku Engineering Co., Ltd.........................   3,400     41,965
    NOF Corp.............................................  13,000    112,137
    Nohmi Bosai, Ltd.....................................   2,600     39,010
    Nojima Corp..........................................   3,300     57,486
    NOK Corp.............................................  11,800    224,375
    Nomura Co., Ltd......................................   1,300     19,462
    Nomura Holdings, Inc.................................  70,100    315,531
    Nomura Real Estate Holdings, Inc.....................  11,600    200,055
    Nomura Research Institute, Ltd.......................   2,530     89,235
    Noritake Co., Ltd....................................  10,000     23,220
    Noritz Corp..........................................   3,600     70,424
    North Pacific Bank, Ltd..............................  41,400    135,148
    NS Solutions Corp....................................   3,000     56,638
#   NS United Kaiun Kaisha, Ltd..........................  11,000     14,501
    NSD Co., Ltd.........................................   1,100     18,211
    NSK, Ltd.............................................  30,100    253,186
    NTN Corp.............................................  59,000    189,691
    NTT Data Corp........................................   3,100    153,832
    NTT DOCOMO, Inc......................................  55,700  1,513,054
    NTT Urban Development Corp...........................   5,400     57,551
    Nuflare Technology, Inc..............................     500     23,960
#   OAK Capital Corp.....................................  10,800     15,903
    Obara Group, Inc.....................................   1,100     45,290
    Obayashi Corp........................................  15,000    164,051
    Obayashi Road Corp...................................   5,000     35,436
    Obic Co., Ltd........................................   1,300     75,676
    Odakyu Electric Railway Co., Ltd.....................  10,000    118,390
    Odelic Co., Ltd......................................     700     25,830
    Ogaki Kyoritsu Bank, Ltd. (The)......................  39,000    128,341
    Ohashi Technica, Inc.................................   1,900     22,891
    Ohsho Food Service Corp..............................   1,300     49,665
    Oiles Corp...........................................   1,740     31,044
    Oita Bank, Ltd. (The)................................  17,000     54,957
    Oji Holdings Corp....................................  62,000    258,561
    Okabe Co., Ltd.......................................   6,500     50,498
    Okamura Corp.........................................   5,200     53,701
    Okasan Securities Group, Inc.........................  12,000     60,357
    Oki Electric Industry Co., Ltd....................... 107,000    145,461
#   Okinawa Cellular Telephone Co........................   1,000     30,922
    Okinawa Electric Power Co., Inc. (The)...............   2,250     45,308
#   OKK Corp.............................................  18,000     17,932
    OKUMA Corp...........................................  12,000     91,286
    Okumura Corp.........................................  17,000    100,363
    Okura Industrial Co., Ltd............................   8,000     23,566
    Okuwa Co., Ltd.......................................   2,000     20,499

                                     1346

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
JAPAN -- (Continued)
    Olympus Corp.........................................  2,000 $ 69,016
    Omron Corp...........................................  4,900  162,497
    Onoken Co., Ltd......................................  1,700   20,688
    Onward Holdings Co., Ltd............................. 13,000   89,649
    Open House Co., Ltd..................................  1,300   36,915
    Optex Co., Ltd.......................................  1,500   34,681
    Oracle Corp. Japan...................................    700   42,585
    Organo Corp..........................................  5,000   19,548
    Oriental Land Co., Ltd...............................  1,600  101,191
#   Origin Electric Co., Ltd.............................  7,000   18,703
#   ORIX Corp............................................ 45,300  635,721
    Osaka Gas Co., Ltd................................... 30,000  121,075
    Osaka Soda Co., Ltd..................................  9,000   38,558
    Osaka Steel Co., Ltd.................................  1,400   25,703
#   OSAKA Titanium Technologies Co., Ltd.................  1,300   16,528
    Osaki Electric Co., Ltd..............................  5,000   40,232
#   OSG Corp.............................................  9,300  154,932
    Otsuka Corp..........................................    300   15,369
    Otsuka Holdings Co., Ltd.............................  6,300  299,502
#   Otsuka Kagu, Ltd.....................................  1,700   18,542
    Oyo Corp.............................................  2,200   24,783
    Pacific Industrial Co., Ltd..........................  4,000   44,982
#*  Pacific Metals Co., Ltd.............................. 16,000   43,306
    Pack Corp. (The).....................................  1,000   27,581
#   Pal Co., Ltd.........................................  1,600   37,591
    PALTAC Corp..........................................  4,300   84,773
    PanaHome Corp........................................  9,000   70,959
    Panasonic Industrial Devices SUNX Co., Ltd...........  2,800   16,977
    Paramount Bed Holdings Co., Ltd......................  1,300   49,366
    Parco Co., Ltd.......................................  2,500   20,967
    Park24 Co., Ltd......................................  4,100  138,860
#   Pasco Corp...........................................  4,000   13,131
#   Pasona Group, Inc....................................  4,200   27,396
    Pegasus Sewing Machine Manufacturing Co., Ltd........  3,800   18,488
    Penta-Ocean Construction Co., Ltd.................... 34,300  208,557
#   Pigeon Corp..........................................  4,800  120,071
    Pilot Corp...........................................  2,000   87,111
    Piolax, Inc..........................................  1,100   55,730
*   Pioneer Corp......................................... 38,200   69,447
    Plenus Co., Ltd......................................  1,900   33,856
    Pocket Card Co., Ltd.................................  5,900   31,108
    Pola Orbis Holdings, Inc.............................    600   59,063
    Poletowin Pitcrew Holdings, Inc......................  1,300   10,059
    Press Kogyo Co., Ltd.................................  9,000   33,144
#   Pressance Corp.......................................    800   35,566
    Prestige International, Inc..........................  1,800   27,165
    Prima Meat Packers, Ltd.............................. 14,000   44,547
    Proto Corp...........................................    800    9,083
    Qol Co., Ltd.........................................  4,000   57,337
    Raito Kogyo Co., Ltd.................................  5,100   59,811
    Rakuten, Inc.........................................  8,400   95,060
    Relo Group, Inc......................................    400   62,416
    Renaissance, Inc.....................................  2,600   30,859

                                     1347

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------- --------
JAPAN -- (Continued)
    Rengo Co., Ltd.......................................  22,000 $144,424
    Resona Holdings, Inc................................. 108,000  430,789
#   Resorttrust, Inc.....................................   2,100   47,523
    Rheon Automatic Machinery Co., Ltd...................   2,500   15,361
    Ricoh Co., Ltd.......................................  53,400  471,633
    Ricoh Leasing Co., Ltd...............................   1,800   46,171
    Riken Corp...........................................   8,000   27,666
    Riken Keiki Co., Ltd.................................   2,300   26,263
    Riken Technos Corp...................................   5,000   22,027
    Riken Vitamin Co., Ltd...............................     500   23,510
#   Ringer Hut Co., Ltd..................................   1,500   34,470
    Rinnai Corp..........................................     800   78,335
    Rion Co., Ltd........................................   1,900   26,578
    Riso Kagaku Corp.....................................   3,400   48,982
    Rock Field Co., Ltd..................................     600    8,805
    Rohm Co., Ltd........................................   2,400  102,123
    Rohto Pharmaceutical Co., Ltd........................   6,100  105,298
    Roland DG Corp.......................................   1,400   29,113
    Round One Corp.......................................  10,800   73,012
    Royal Holdings Co., Ltd..............................   1,900   35,561
    Ryobi, Ltd...........................................  17,000   80,582
    Ryoden Corp..........................................   5,000   31,423
    Ryohin Keikaku Co., Ltd..............................     400   88,805
    Ryosan Co., Ltd......................................   3,800  117,143
#   Ryoyo Electro Corp...................................   2,200   26,766
#   S Foods, Inc.........................................   1,400   37,646
#   Sac's Bar Holdings, Inc..............................   1,200   12,788
    Saibu Gas Co., Ltd...................................  21,000   52,433
    Sakai Chemical Industry Co., Ltd.....................  10,000   27,253
    Sakai Moving Service Co., Ltd........................   1,000   24,332
    Sakai Ovex Co., Ltd..................................  15,000   22,153
    Sakata INX Corp......................................   4,800   61,086
#   Sakata Seed Corp.....................................   2,200   54,164
#   SAMTY Co., Ltd.......................................   1,300   12,969
    San-A Co., Ltd.......................................   1,400   69,906
    San-Ai Oil Co., Ltd..................................   6,000   40,284
    San-In Godo Bank, Ltd. (The).........................  12,000   92,186
#   Sanden Holdings Corp.................................  16,000   45,903
    Sangetsu Co., Ltd....................................   5,400  104,955
    Sanken Electric Co., Ltd.............................  11,000   38,710
    Sanki Engineering Co., Ltd...........................   4,800   41,673
    Sankyo Seiko Co., Ltd................................   3,700   12,222
#   Sankyo Tateyama, Inc.................................   4,200   63,896
    Sankyu, Inc..........................................  30,000  170,133
    Sanoh Industrial Co., Ltd............................   1,500    8,306
#   Sanrio Co., Ltd......................................   2,400   42,586
    Sanshin Electronics Co., Ltd.........................   3,200   28,215
    Santen Pharmaceutical Co., Ltd.......................   6,600  109,750
    Sanwa Holdings Corp..................................  23,100  240,177
    Sanyo Chemical Industries, Ltd.......................   9,000   78,151
    Sanyo Denki Co., Ltd.................................   5,000   23,578
    Sanyo Electric Railway Co., Ltd......................   6,000   29,363
    Sanyo Housing Nagoya Co., Ltd........................   1,200   11,062

                                     1348

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
JAPAN -- (Continued)
#   Sanyo Shokai, Ltd.................................... 13,000 $ 24,068
    Sanyo Special Steel Co., Ltd......................... 17,000   90,737
    Sato Holdings Corp...................................  3,400   77,905
    Sato Restaurant Systems Co., Ltd.....................  1,100    8,783
    Satori Electric Co., Ltd.............................  3,200   21,107
    Sawada Holdings Co., Ltd.............................  2,100   20,268
    Sawai Pharmaceutical Co., Ltd........................  2,400  190,445
    Saxa Holdings, Inc................................... 13,000   24,954
    SBI Holdings, Inc.................................... 21,900  237,159
    SBS Holdings, Inc....................................  3,100   21,410
    SCREEN Holdings Co., Ltd............................. 19,000  225,069
#   Scroll Corp..........................................  4,300   15,847
    SCSK Corp............................................  1,200   50,058
    Secom Co., Ltd.......................................  2,300  173,260
    Seibu Holdings, Inc..................................  2,300   40,333
    Seika Corp...........................................  2,000    4,902
    Seikitokyu Kogyo Co., Ltd............................  3,600   18,128
    Seiko Epson Corp..................................... 17,800  313,183
    Seiko Holdings Corp.................................. 15,000   49,144
    Seino Holdings Co., Ltd.............................. 13,700  139,519
    Seiren Co., Ltd......................................  3,600   35,037
    Sekisui Chemical Co., Ltd............................ 24,000  349,050
    Sekisui House, Ltd................................... 17,500  291,572
    Sekisui Jushi Corp...................................  2,600   42,399
    Sekisui Plastics Co., Ltd............................  4,000   13,099
#   Senko Co., Ltd....................................... 13,000   81,446
    Senshu Ikeda Holdings, Inc........................... 27,400  118,993
#   Senshukai Co., Ltd...................................  3,800   26,228
    Seria Co., Ltd.......................................  1,600  130,385
    Seven & I Holdings Co., Ltd.......................... 10,700  444,297
#   Seven Bank, Ltd...................................... 13,200   45,093
    Shibusawa Warehouse Co., Ltd. (The)..................  2,000    5,598
    Shibuya Corp.........................................  1,600   28,945
#   Shidax Corp..........................................  2,500   11,637
#   Shiga Bank, Ltd. (The)............................... 28,000  133,300
#   Shikoku Bank, Ltd. (The)............................. 27,000   58,794
    Shikoku Chemicals Corp...............................  5,000   45,596
    Shikoku Electric Power Co., Inc......................  7,300   76,242
#   Shima Seiki Manufacturing, Ltd.......................  3,200   62,912
    Shimachu Co., Ltd....................................  5,800  130,243
    Shimamura Co., Ltd...................................    800  116,714
    Shimano, Inc.........................................    600   93,834
    Shimizu Bank, Ltd. (The).............................    700   18,932
    Shimizu Corp......................................... 12,000  122,310
    Shin Nippon Air Technologies Co., Ltd................  2,400   25,495
    Shin-Etsu Chemical Co., Ltd..........................  9,000  614,152
    Shin-Etsu Polymer Co., Ltd...........................  2,000   12,743
    Shinagawa Refractories Co., Ltd......................  5,000    8,907
    Shindengen Electric Manufacturing Co., Ltd...........  7,000   26,269
*   Shinkawa, Ltd........................................  2,200   11,111
    Shinko Electric Industries Co., Ltd..................  7,100   38,860
    Shinko Plantech Co., Ltd.............................  2,800   20,267
    Shinko Shoji Co., Ltd................................  2,700   27,429

                                     1349

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
JAPAN -- (Continued)
    Shinmaywa Industries, Ltd............................ 12,000 $ 79,547
    Shinnihon Corp.......................................  6,200   55,348
    Shinsei Bank, Ltd.................................... 73,000  109,512
    Shinsho Corp.........................................  2,000    3,359
    Ship Healthcare Holdings, Inc........................  4,100  124,011
    Shiseido Co., Ltd....................................  7,200  201,721
    Shizuoka Bank, Ltd. (The)............................ 18,000  133,575
    Shizuoka Gas Co., Ltd................................  6,600   49,641
#   Shoei Foods Corp.....................................  1,000   13,007
    Shofu, Inc...........................................  1,000   13,855
#*  Shoko Co., Ltd....................................... 14,000    9,959
    Showa Corp...........................................  5,500   31,811
#   Showa Denko KK....................................... 17,200  175,303
    Showa Sangyo Co., Ltd................................ 11,000   52,720
    Showa Shell Sekiyu K.K............................... 10,000   89,685
#   Siix Corp............................................  1,900   69,958
    Sinanen Holdings Co., Ltd............................  3,000   12,079
    Sinfonia Technology Co., Ltd......................... 16,000   28,322
    Sinko Industries, Ltd................................  1,100   12,688
    Sintokogio, Ltd......................................  5,100   40,164
    SKY Perfect JSAT Holdings, Inc....................... 20,400   89,909
    Skylark Co., Ltd.....................................  1,100   14,654
    SMC Corp.............................................    400  104,592
    SMK Corp.............................................  6,000   20,099
    SMS Co., Ltd.........................................  1,800   42,508
    SNT Corp.............................................  4,100   21,348
    Sodick Co., Ltd......................................  3,700   28,948
    SoftBank Group Corp.................................. 11,800  649,524
    Software Service, Inc................................    100    4,176
    Sogo Medical Co., Ltd................................  1,600   61,219
    Sohgo Security Services Co., Ltd.....................  2,300  113,581
    Sompo Japan Nipponkoa Holdings, Inc..................  8,300  268,084
    Sotetsu Holdings, Inc................................ 20,000  109,162
#   Sparx Group Co., Ltd.................................  1,600    2,844
    SPK Corp.............................................  1,400   28,750
    Square Enix Holdings Co., Ltd........................  3,300  102,871
#   Srg Takamiya Co., Ltd................................  1,100    4,659
    St Marc Holdings Co., Ltd............................  2,200   66,193
    Stanley Electric Co., Ltd............................  9,700  235,156
    Star Micronics Co., Ltd..............................  2,200   25,872
    Start Today Co., Ltd.................................  2,300  109,607
    Starts Corp., Inc....................................  3,000   60,076
    Starzen Co., Ltd.....................................    500   20,015
    Stella Chemifa Corp..................................    800   28,746
    Studio Alice Co., Ltd................................  1,400   31,349
    Sugi Holdings Co., Ltd...............................  1,100   55,110
    Sumco Corp........................................... 26,800  199,055
#   Sumida Corp..........................................  2,700   23,084
    Suminoe Textile Co., Ltd.............................  8,000   14,583
    Sumitomo Corp........................................ 19,800  207,685
    Sumitomo Densetsu Co., Ltd...........................  1,900   21,354
    Sumitomo Electric Industries, Ltd.................... 37,700  519,389
    Sumitomo Forestry Co., Ltd........................... 12,400  174,647

                                     1350

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
JAPAN -- (Continued)
    Sumitomo Heavy Industries, Ltd.......................  53,000 $  251,455
    Sumitomo Metal Mining Co., Ltd.......................  24,000    288,477
    Sumitomo Mitsui Construction Co., Ltd................  88,600     80,591
    Sumitomo Mitsui Financial Group, Inc.................  32,500  1,030,228
    Sumitomo Mitsui Trust Holdings, Inc..................  63,000    209,363
    Sumitomo Osaka Cement Co., Ltd.......................  47,000    224,309
    Sumitomo Precision Products Co., Ltd.................   6,000     19,152
    Sumitomo Real Estate Sales Co., Ltd..................   1,220     26,085
    Sumitomo Realty & Development Co., Ltd...............   4,000    103,497
    Sumitomo Riko Co., Ltd...............................   3,300     29,502
#   Sumitomo Rubber Industries, Ltd......................  20,600    290,763
    Sumitomo Seika Chemicals Co., Ltd....................   7,000     42,143
    Sumitomo Warehouse Co., Ltd. (The)...................  16,000     84,001
    Sun Frontier Fudousan Co., Ltd.......................   2,200     21,684
    Sundrug Co., Ltd.....................................   1,200    104,096
    Suntory Beverage & Food, Ltd.........................     300     13,044
    Suruga Bank, Ltd.....................................   4,700    107,166
    Suzuken Co., Ltd.....................................   6,050    192,959
#*  SWCC Showa Holdings Co., Ltd.........................  31,000     19,293
    Sysmex Corp..........................................   2,600    180,107
    Systena Corp.........................................   2,100     34,639
    T Hasegawa Co., Ltd..................................   2,000     36,175
    T RAD Co., Ltd.......................................   8,000     15,341
    T&D Holdings, Inc....................................  19,400    197,841
    T&K Toka Co., Ltd....................................   1,400     12,551
    T-Gaia Corp..........................................   2,200     33,686
#   Tabuchi Electric Co., Ltd............................   3,000     10,426
    Tachi-S Co., Ltd.....................................   3,600     61,876
    Tachibana Eletech Co., Ltd...........................   1,080     12,073
    Tadano, Ltd..........................................  13,000    125,430
    Taihei Dengyo Kaisha, Ltd............................   4,000     40,926
    Taiheiyo Cement Corp................................. 134,000    382,964
    Taiho Kogyo Co., Ltd.................................   1,600     17,147
    Taikisha, Ltd........................................   2,200     59,259
    Taiko Bank, Ltd. (The)...............................  13,000     28,196
#   Taiko Pharmaceutical Co., Ltd........................   1,500     24,136
    Taisei Corp..........................................  26,000    233,825
    Taisei Lamick Co., Ltd...............................     200      5,707
    Taiyo Holdings Co., Ltd..............................   1,300     44,071
    Taiyo Yuden Co., Ltd.................................  14,100    125,421
    Takagi Securities Co., Ltd...........................   9,000     11,736
    Takaoka Toko Co., Ltd................................   1,200     20,970
    Takara Leben Co., Ltd................................   9,900     77,390
    Takara Standard Co., Ltd.............................   9,000     86,514
    Takasago International Corp..........................   1,600     38,741
    Takasago Thermal Engineering Co., Ltd................   3,900     51,268
    Takashima & Co., Ltd.................................   6,000      9,917
    Takashimaya Co., Ltd.................................  25,000    189,410
#*  Takata Corp..........................................   3,800     15,246
    Take And Give Needs Co., Ltd.........................     700      2,734
    Takeei Corp..........................................   1,700     14,523
    Takeuchi Manufacturing Co., Ltd......................   4,100     54,422
    Takihyo Co., Ltd.....................................   3,000     13,017

                                     1351

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------- --------
JAPAN -- (Continued)
    Takiron Co., Ltd.....................................   6,000 $ 29,245
    Takisawa Machine Tool Co., Ltd.......................   7,000    8,960
    Takuma Co., Ltd......................................   5,000   43,348
#   Tama Home Co., Ltd...................................   4,700   21,700
#   Tamron Co., Ltd......................................   1,800   26,134
    Tamura Corp..........................................   7,000   21,393
    Tanseisha Co., Ltd...................................   5,400   41,721
    Tatsuta Electric Wire and Cable Co., Ltd.............   2,100    6,810
    Tayca Corp...........................................   4,000   20,383
    TBK Co., Ltd.........................................   3,000   11,040
    TDK Corp.............................................   7,700  472,443
#   TechnoPro Holdings, Inc..............................     400   13,673
    Teijin, Ltd.......................................... 112,000  421,246
    Teikoku Electric Manufacturing Co., Ltd..............   2,000   15,664
    Temp Holdings Co., Ltd...............................   1,600   25,967
    Tenma Corp...........................................     700   12,526
    THK Co., Ltd.........................................  10,300  203,503
    TIS, Inc.............................................   8,400  216,879
    TKC Corp.............................................   1,100   31,142
#   Toa Corp.(6894434)...................................   2,500   24,350
    Toa Corp.(6894508)...................................  20,000   34,535
#   Toa Oil Co., Ltd.....................................  10,000   11,583
    TOA ROAD Corp........................................   7,000   18,978
    Toagosei Co., Ltd....................................  13,600  136,234
    Tobishima Corp.......................................  14,400   26,304
    Tobu Railway Co., Ltd................................  18,000   97,056
    TOC Co., Ltd.........................................   2,400   20,302
    Tocalo Co., Ltd......................................   2,100   41,510
    Tochigi Bank, Ltd. (The).............................   8,000   32,827
    Toda Corp............................................  19,000   95,237
    Toda Kogyo Corp......................................   8,000   22,492
    Toei Co., Ltd........................................   8,000   72,181
    Toenec Corp..........................................   5,000   29,105
    Togami Electric Manufacturing Co., Ltd...............   5,000   19,789
    Toho Bank, Ltd. (The)................................  27,000  101,217
    Toho Co., Ltd.(6895200)..............................   1,600   46,549
    Toho Co., Ltd.(6895211)..............................     600   14,010
#   Toho Gas Co., Ltd....................................  19,000  167,206
#   Toho Holdings Co., Ltd...............................   4,800  107,714
    Toho Titanium Co., Ltd...............................   2,700   16,957
    Toho Zinc Co., Ltd...................................  13,000   43,803
#   Tohoku Bank, Ltd. (The)..............................   7,000   10,008
    Tohoku Electric Power Co., Inc.......................   7,700   98,923
    Tokai Carbon Co., Ltd................................  26,000   66,997
    Tokai Corp...........................................     400   13,612
#   TOKAI Holdings Corp..................................  11,500   75,142
    Tokai Rika Co., Ltd..................................   5,500  104,391
    Tokai Tokyo Financial Holdings, Inc..................  16,600   76,932
    Token Corp...........................................     510   42,640
    Tokio Marine Holdings, Inc...........................  11,200  433,521
    Tokushu Tokai Paper Co., Ltd.........................  14,000   49,877
#*  Tokuyama Corp........................................  24,000   74,029
    Tokyo Broadcasting System Holdings, Inc..............   1,500   21,252

                                     1352

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------- --------
JAPAN -- (Continued)
    Tokyo Dome Corp......................................   8,500 $ 76,032
*   Tokyo Electric Power Co. Holdings, Inc...............  20,200   79,230
#   Tokyo Electron Device, Ltd...........................   2,000   29,362
    Tokyo Electron, Ltd..................................   2,400  206,195
    Tokyo Energy & Systems, Inc..........................   2,000   22,767
    Tokyo Gas Co., Ltd...................................  30,000  127,707
    Tokyo Keiki, Inc.....................................  10,000   16,387
    Tokyo Ohka Kogyo Co., Ltd............................   3,100   91,861
    Tokyo Rope Manufacturing Co., Ltd....................  18,000   29,470
    Tokyo Seimitsu Co., Ltd..............................   3,500   82,241
    Tokyo Steel Manufacturing Co., Ltd...................  12,900   91,113
    Tokyo Tatemono Co., Ltd..............................  15,100  188,017
    Tokyo Tekko Co., Ltd.................................   5,000   18,409
#   Tokyo Theatres Co., Inc..............................   8,000    9,067
    Tokyo TY Financial Group, Inc........................   3,522   92,058
    Tokyu Construction Co., Ltd..........................   2,740   28,672
    Tokyu Corp...........................................  14,000  115,058
    Tokyu Fudosan Holdings Corp..........................  30,143  178,358
    Toli Corp............................................   4,000   12,816
    Tomoe Corp...........................................   5,400   18,331
    Tomoe Engineering Co., Ltd...........................     900   13,694
#   Tomoku Co., Ltd......................................  11,000   32,755
    TOMONY Holdings, Inc.................................  16,800   62,971
#   Tomy Co., Ltd........................................   9,900   89,117
    Tonami Holdings Co., Ltd.............................   6,000   16,041
    TonenGeneral Sekiyu K.K..............................   7,000   63,239
#   Topcon Corp..........................................   4,200   40,174
    Toppan Forms Co., Ltd................................   5,300   58,486
    Toppan Printing Co., Ltd.............................  18,000  158,760
    Topre Corp...........................................   4,100   93,588
    Topy Industries, Ltd.................................  31,000   68,746
    Toray Industries, Inc................................  33,000  300,627
    Toridoll.corp........................................   1,100   32,079
#   Torishima Pump Manufacturing Co., Ltd................   2,900   31,744
    Tosei Corp...........................................   2,900   22,880
*   Toshiba Corp......................................... 208,000  537,891
    Toshiba Machine Co., Ltd.............................  13,000   43,704
#   Toshiba Plant Systems & Services Corp................   2,700   47,691
*   Toshiba TEC Corp.....................................  19,000   65,684
    Tosho Co., Ltd.......................................     900   39,609
#   Tosho Printing Co., Ltd..............................   5,000   24,231
    Tosoh Corp...........................................  62,000  314,577
    Totetsu Kogyo Co., Ltd...............................   1,700   53,777
    TOTO, Ltd............................................   2,499  107,093
    Tottori Bank, Ltd. (The).............................   3,000    5,017
    Towa Bank, Ltd. (The)................................  56,000   49,394
    Towa Corp............................................   4,100   44,736
    Towa Pharmaceutical Co., Ltd.........................     900   49,016
    Toyo Construction Co., Ltd...........................  10,400   53,260
    Toyo Denki Seizo K.K.................................   4,000   11,832
    Toyo Engineering Corp................................  10,000   32,194
    Toyo Ink SC Holdings Co., Ltd........................  26,000  112,520
    Toyo Kanetsu K.K.....................................   8,000   16,398

                                     1353

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------- --------
JAPAN -- (Continued)
    Toyo Kohan Co., Ltd..................................   4,600 $ 11,279
    Toyo Securities Co., Ltd.............................   7,000   13,054
    Toyo Seikan Group Holdings, Ltd......................  12,100  235,736
    Toyo Suisan Kaisha, Ltd..............................   3,000  133,239
    Toyo Tanso Co., Ltd..................................   1,400   20,786
    Toyo Tire & Rubber Co., Ltd..........................  12,100  121,171
    Toyo Wharf & Warehouse Co., Ltd......................  15,000   21,307
    Toyobo Co., Ltd...................................... 101,000  190,687
    Toyoda Gosei Co., Ltd................................   7,900  171,612
    Toyota Boshoku Corp..................................   6,300  144,052
    Toyota Industries Corp...............................     800   35,908
    Toyota Tsusho Corp...................................  16,300  359,872
    TPR Co., Ltd.........................................   2,400   50,888
    Trancom Co., Ltd.....................................     300   19,324
    Transcosmos, Inc.....................................     900   25,753
    Trend Micro, Inc.....................................   1,900   68,988
    Trusco Nakayama Corp.................................   1,700   85,076
    TS Tech Co., Ltd.....................................   5,200  118,402
    TSI Holdings Co., Ltd................................   9,800   56,555
    Tsubakimoto Chain Co.................................  16,000  108,706
#   Tsugami Corp.........................................   6,000   25,574
    Tsukada Global Holdings, Inc.........................   1,700   12,046
    Tsukishima Kikai Co., Ltd............................   3,600   37,459
    Tsukuba Bank, Ltd....................................   6,800   21,113
    Tsukui Corp..........................................   3,500   55,268
    Tsumura & Co.........................................   4,600  129,818
    Tsuruha Holdings, Inc................................   1,100  125,084
    Tsurumi Manufacturing Co., Ltd.......................   2,000   29,795
    Tsutsumi Jewelry Co., Ltd............................   1,500   29,333
    TV Asahi Holdings Corp...............................   2,500   41,016
    Tv Tokyo Holdings Corp...............................     600   12,763
#   Tyo, Inc.............................................  13,700   22,062
#   U-Shin, Ltd..........................................   1,400    8,845
    UACJ Corp............................................  25,000   61,487
    Ube Industries, Ltd.................................. 140,000  244,082
    Uchida Yoko Co., Ltd.................................   7,000   31,581
    UKC Holdings Corp....................................   1,600   25,171
    Ulvac, Inc...........................................   5,600  173,504
    Unicharm Corp........................................   2,800   57,573
*   Uniden Holdings Corp.................................  10,000   12,026
    Union Tool Co........................................   1,200   34,439
    Unipres Corp.........................................   4,900   79,818
    United Arrows, Ltd...................................   1,700   47,381
    United Super Markets Holdings, Inc...................   2,000   19,302
#*  Unitika, Ltd.........................................  50,000   30,198
    Unizo Holdings Co., Ltd..............................   1,400   49,952
    UNY Group Holdings Co., Ltd..........................  17,400  140,866
*   Usen Corp............................................   6,500   20,354
    Ushio, Inc...........................................  10,400  128,446
    USS Co., Ltd.........................................   3,500   59,366
#*  UT Group Co., Ltd....................................   2,700   11,968
    Valor Holdings Co., Ltd..............................   4,600  125,947
    Vital KSK Holdings, Inc..............................   5,400   50,906

                                     1354

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
JAPAN -- (Continued)
    VT Holdings Co., Ltd.................................  7,500 $ 39,654
    Wacoal Holdings Corp................................. 14,000  153,028
#   Wacom Co., Ltd....................................... 14,000   56,983
    Wakachiku Construction Co., Ltd...................... 15,000   23,834
    Wakita & Co., Ltd....................................  3,600   24,253
    Warabeya Nichiyo Co., Ltd............................  1,700   35,796
#   WATAMI Co., Ltd......................................  2,300   24,031
    Weathernews, Inc.....................................    900   27,759
#   Welcia Holdings Co., Ltd.............................  1,065   70,268
#   West Holdings Corp...................................  3,200   20,987
    Wowow, Inc...........................................  1,000   27,002
    Xebio Holdings Co., Ltd..............................  2,700   38,895
    Yahagi Construction Co., Ltd.........................  2,300   20,818
    Yahoo Japan Corp..................................... 11,800   52,019
    Yakult Honsha Co., Ltd...............................    800   38,206
    YAMABIKO Corp........................................  2,400   18,937
    Yamada Denki Co., Ltd................................ 50,300  265,235
    Yamagata Bank, Ltd. (The)............................ 16,000   68,074
    Yamaguchi Financial Group, Inc....................... 17,000  167,887
#   Yamaichi Electronics Co., Ltd........................  3,000   22,500
#   Yamanashi Chuo Bank, Ltd. (The)...................... 18,000   74,812
#   Yamatane Corp........................................ 14,000   18,817
    Yamato Holdings Co., Ltd.............................  5,100  125,500
    Yamato Kogyo Co., Ltd................................  5,000  141,179
    Yamazaki Baking Co., Ltd............................. 10,000  274,727
    Yamazen Corp.........................................  4,500   38,649
    Yaoko Co., Ltd.......................................  1,400   65,334
    Yaskawa Electric Corp................................ 13,900  189,436
    Yasuda Logistics Corp................................    600    3,575
    Yellow Hat, Ltd......................................  2,000   45,825
    Yodogawa Steel Works, Ltd............................  3,200   83,234
    Yokogawa Bridge Holdings Corp........................  3,600   40,648
    Yokogawa Electric Corp............................... 21,400  276,657
#   Yokohama Reito Co., Ltd..............................  5,100   52,666
    Yokohama Rubber Co., Ltd. (The)...................... 11,000  147,732
    Yondoshi Holdings, Inc...............................  1,300   26,519
    Yorozu Corp..........................................  2,100   32,711
#   Yoshinoya Holdings Co., Ltd..........................  1,600   22,716
    Yuasa Trading Co., Ltd...............................  1,500   32,941
#   Yumeshin Holdings Co., Ltd...........................  2,600   19,187
    Yurtec Corp..........................................  4,000   23,597
    Yusen Logistics Co., Ltd.............................  1,400   15,405
    Yushiro Chemical Industry Co., Ltd...................  2,000   27,711
    Yutaka Giken Co., Ltd................................    200    4,023
    Zenitaka Corp. (The).................................  6,000   22,561
    Zenkoku Hosho Co., Ltd...............................    400   15,820
    Zenrin Co., Ltd......................................  2,300   41,847
    Zensho Holdings Co., Ltd.............................  9,400  150,781
    Zeon Corp............................................ 22,000  181,546
    ZERIA Pharmaceutical Co., Ltd........................  2,300   36,348
    Zojirushi Corp.......................................  4,000   65,579

                                     1355

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- ------------
JAPAN -- (Continued)
    Zuken, Inc...........................................     500 $      4,889
                                                                  ------------
TOTAL JAPAN..............................................          109,895,448
                                                                  ------------
NETHERLANDS -- (2.4%)
    Aalberts Industries NV...............................  12,475      414,200
    Accell Group.........................................   2,220       57,641
    Aegon NV.............................................  68,284      276,477
    Akzo Nobel NV........................................  16,613    1,073,912
#*  Altice NV Class A....................................   1,731       25,696
*   Altice NV Class B....................................     626        9,263
    AMG Advanced Metallurgical Group NV..................   3,771       54,021
    Amsterdam Commodities NV.............................   2,100       53,663
#   APERAM SA............................................   5,781      242,044
    Arcadis NV...........................................   8,029      107,452
    ASM International NV.................................   6,745      262,894
    ASML Holding NV......................................   3,081      337,727
    BE Semiconductor Industries NV.......................   3,932      116,762
    Beter Bed Holding NV.................................   1,401       32,097
#   BinckBank NV.........................................   7,357       41,075
    Boskalis Westminster.................................   8,986      330,263
    Brunel International NV..............................   2,935       60,181
    Corbion NV...........................................   7,422      178,584
    Delta Lloyd NV.......................................  40,526      144,607
*   Fugro NV.............................................   6,233      110,751
#   Gemalto NV...........................................   7,325      482,738
#*  Heijmans NV..........................................   1,782       16,577
    Hunter Douglas NV....................................      40        1,999
    IMCD Group NV........................................   2,046       86,784
    ING Groep NV.........................................  70,282      785,753
    ING Groep NV Sponsored ADR...........................     924       10,358
    KAS Bank NV..........................................   1,078       11,534
    Kendrion NV..........................................   1,490       40,037
    Koninklijke Ahold Delhaize NV........................  90,521    2,161,108
    Koninklijke Ahold Delhaize NV Sponsored ADR..........   2,584       61,525
#   Koninklijke BAM Groep NV.............................  31,322      122,999
#   Koninklijke KPN NV................................... 210,334      691,809
    Koninklijke Vopak NV.................................  10,451      537,305
    Nederland Apparatenfabriek...........................     310       10,097
    NN Group NV..........................................   8,503      229,350
*   Ordina NV............................................   9,133       16,338
    Randstad Holding NV..................................   8,454      363,690
    RELX NV..............................................  24,292      437,727
    RELX NV Sponsored ADR................................   1,443       25,968
    SBM Offshore NV......................................  25,273      338,884
    Sligro Food Group NV.................................   2,835      108,031
    Telegraaf Media Groep NV.............................     752        3,070
    TKH Group NV.........................................   4,517      164,812
#*  TomTom NV............................................  11,766      100,479
    Unilever NV..........................................  20,396      940,664
    Van Lanschot NV......................................     566        9,498
    Wessanen.............................................   8,129       99,127

                                     1356

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
NETHERLANDS -- (Continued)
    Wolters Kluwer NV....................................  21,857 $   919,604
                                                                  -----------
TOTAL NETHERLANDS........................................          12,707,175
                                                                  -----------
NEW ZEALAND -- (0.5%)
#*  a2 Milk Co., Ltd.....................................  18,994      27,012
    Air New Zealand, Ltd.................................  66,075     105,249
    Auckland International Airport, Ltd..................  57,324     305,690
    Chorus, Ltd..........................................  20,963      67,867
    Contact Energy, Ltd..................................  48,151     187,968
    EBOS Group, Ltd......................................   3,579      42,696
    Fisher & Paykel Healthcare Corp., Ltd................  30,399     230,488
    Fletcher Building, Ltd...............................  40,602     284,211
    Fonterra Co-operative Group, Ltd.....................   3,264      13,413
    Freightways, Ltd.....................................   8,155      39,675
    Genesis Energy, Ltd..................................  26,397      42,290
#   Heartland Bank, Ltd..................................  14,481      13,895
    Infratil, Ltd........................................  39,735      96,664
    Kathmandu Holdings, Ltd..............................   8,507      11,082
#   Mainfreight, Ltd.....................................   8,770     109,220
    Mercury NZ, Ltd......................................  14,712      33,287
    Meridian Energy, Ltd.................................  15,516      31,380
    Metlifecare, Ltd.....................................  17,485      71,247
*   New Zealand Oil & Gas, Ltd...........................  76,358      25,443
    New Zealand Refining Co., Ltd. (The).................   4,942       8,736
    Nuplex Industries, Ltd...............................  18,776      72,054
*   NZME, Ltd............................................  18,597      11,236
#   Port of Tauranga, Ltd................................   3,937      55,679
    Restaurant Brands New Zealand, Ltd...................   3,694      14,555
    Ryman Healthcare, Ltd................................  14,109      97,220
    Skellerup Holdings, Ltd..............................  11,366      10,501
    SKY Network Television, Ltd..........................  47,578     168,200
    Spark New Zealand, Ltd............................... 119,070     339,735
    Summerset Group Holdings, Ltd........................  12,634      43,263
    Tourism Holdings, Ltd................................   7,773      16,514
    Tower, Ltd...........................................  17,032      16,389
    Trade Me Group, Ltd..................................  34,995     129,606
    TrustPower, Ltd......................................   3,203      18,905
    Vector, Ltd..........................................  12,512      31,288
    Warehouse Group, Ltd. (The)..........................   9,073      18,361
*   Xero, Ltd............................................     584       8,347
                                                                  -----------
TOTAL NEW ZEALAND........................................           2,799,366
                                                                  -----------
NORWAY -- (0.8%)
    ABG Sundal Collier Holding ASA.......................  33,517      20,370
    AF Gruppen ASA.......................................     821      15,232
#*  Akastor ASA..........................................  13,509      13,413
    Aker ASA Class A.....................................   3,339     100,390
*   Aker Solutions ASA...................................  16,508      69,719
    American Shipping Co. ASA............................   2,375       6,993
    Atea ASA.............................................  11,061     115,688
    Austevoll Seafood ASA................................  11,022      97,191
    Bakkafrost P/F.......................................   2,763     107,648

                                     1357

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
NORWAY -- (Continued)
    Bonheur ASA..........................................   1,193 $    6,656
    Borregaard ASA.......................................  11,182     90,232
    BW LPG, Ltd..........................................   8,509     30,341
#   BW Offshore, Ltd..................................... 569,594     17,007
*   Det Norske Oljeselskap ASA...........................  11,645    148,830
    DNB ASA..............................................  19,226    212,316
#*  DNO ASA..............................................  34,782     36,008
    Ekornes ASA..........................................   2,881     34,150
    Entra ASA............................................   1,892     20,100
#*  Fred Olsen Energy ASA................................   4,932      9,793
#   Frontline, Ltd.......................................   4,019     31,673
    Gjensidige Forsikring ASA............................   3,708     62,649
    Grieg Seafood ASA....................................   2,851     18,964
*   Hexagon Composites ASA...............................   3,890     11,781
#   Hoegh LNG Holdings Ltd...............................   2,182     22,824
*   Kongsberg Automotive ASA.............................  69,568     48,392
    Kvaerner ASA.........................................  23,002     21,698
    Leroy Seafood Group ASA..............................   1,710     82,208
    Marine Harvest ASA...................................   8,978    153,122
#*  Nordic Semiconductor ASA.............................   8,150     36,771
    Norsk Hydro ASA......................................  63,760    273,390
#*  Norske Skogindustrier ASA............................  31,267     13,416
#*  Norwegian Air Shuttle ASA............................   2,308     82,963
#   Ocean Yield ASA......................................   5,885     48,419
*   Odfjell SE Class A...................................     203        657
    Olav Thon Eiendomsselskap ASA........................     658     12,489
#   Opera Software ASA...................................   9,437     59,325
    Orkla ASA............................................   7,127     66,301
#*  Petroleum Geo-Services ASA...........................  24,611     49,468
#   Prosafe SE...........................................  16,952      1,420
#*  REC Silicon ASA...................................... 334,585     63,990
    Salmar ASA...........................................   2,265     70,634
    Schibsted ASA Class A................................   1,268     39,976
    Schibsted ASA Class B................................   1,832     54,048
*   Seadrill, Ltd.(B09RMQ1)..............................  15,042     45,543
#*  Seadrill, Ltd.(B0HWHV8)..............................   8,487     25,206
*   Solstad Offshore ASA.................................     578      1,216
*   Songa Offshore....................................... 272,530      6,857
    SpareBank 1 SR-Bank ASA..............................  19,091     88,749
    Statoil ASA..........................................  42,113    669,489
    Statoil ASA Sponsored ADR............................   3,101     49,337
    Stolt-Nielsen, Ltd...................................   2,560     32,206
*   Storebrand ASA.......................................  39,285    149,270
#*  Subsea 7 SA..........................................  21,738    234,943
    Telenor ASA..........................................   8,755    146,572
#   TGS Nopec Geophysical Co. ASA........................  13,381    224,213
    Tomra Systems ASA....................................   6,595     72,227
    Veidekke ASA.........................................   5,525     70,195
    Yara International ASA...............................   5,664    184,654
                                                                  ----------
TOTAL NORWAY.............................................          4,479,332
                                                                  ----------
PORTUGAL -- (0.3%)
    Altri SGPS SA........................................  17,850     69,133

                                     1358

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
PORTUGAL -- (Continued)
*   Banco BPI SA.........................................    56,401 $   70,382
#*  Banco Comercial Portugues SA Class R................. 2,191,127     49,518
*   Banco Espirito Santo SA..............................   114,362         --
    CTT-Correios de Portugal SA..........................     5,670     47,524
    EDP - Energias de Portugal SA........................    42,388    145,401
    EDP Renovaveis SA....................................    23,708    191,886
    Galp Energia SGPS SA.................................    37,970    520,113
    Jeronimo Martins SGPS SA.............................    13,449    225,256
#   Mota-Engil SGPS SA...................................    17,035     32,653
    Navigator Co SA (The)................................    42,396    134,502
    NOS SGPS SA..........................................    21,745    145,514
    REN - Redes Energeticas Nacionais SGPS SA............    17,419     52,977
    Semapa-Sociedade de Investimento e Gestao............     1,737     21,799
    Sonae SGPS SA........................................    88,773     69,110
    Teixeira Duarte SA...................................    12,108      2,890
                                                                    ----------
TOTAL PORTUGAL...........................................            1,778,658
                                                                    ----------
SINGAPORE -- (1.1%)
    Accordia Golf Trust..................................    32,400     16,202
    Ascendas India Trust.................................    45,400     34,370
*   Ausgroup, Ltd........................................    14,000        494
*   Boustead Projects, Ltd...............................     2,700      1,249
    Boustead Singapore, Ltd..............................    31,600     18,835
    Breadtalk Group, Ltd.................................    12,000     10,051
    Bukit Sembawang Estates, Ltd.........................     8,400     31,613
    CapitaLand, Ltd......................................    69,600    165,254
    Centurion Corp., Ltd.................................    37,000      9,827
    China Aviation Oil Singapore Corp., Ltd..............    21,900     23,911
    Chip Eng Seng Corp., Ltd.............................    30,000     14,055
    City Developments, Ltd...............................    10,200     64,912
    ComfortDelGro Corp., Ltd.............................    74,600    157,733
    CSE Global, Ltd......................................    44,000     14,942
#   CWT, Ltd.............................................    22,000     34,511
    Dairy Farm International Holdings, Ltd...............     4,300     28,755
    DBS Group Holdings, Ltd..............................    36,811    425,566
*   Del Monte Pacific, Ltd...............................    53,748     14,506
    Delfi, Ltd...........................................    26,800     49,485
*   Dyna-Mac Holdings, Ltd...............................    42,000      3,153
*   Ezion Holdings, Ltd..................................   167,752     38,070
*   Ezra Holdings, Ltd...................................   190,010      7,235
    Falcon Energy Group, Ltd.............................    77,000     10,190
    First Resources, Ltd.................................    68,800     83,194
    Fragrance Group, Ltd.................................    64,000      8,065
    Frasers Centrepoint, Ltd.............................    12,900     14,599
*   Gallant Venture, Ltd.................................    52,000      7,619
    GL, Ltd..............................................    45,000     27,202
    Global Logistic Properties, Ltd......................    52,300     74,999
*   Global Premium Hotels, Ltd...........................     5,120      1,106
*   GMG Global, Ltd......................................    16,300      6,827
    Golden Agri-Resources, Ltd...........................   438,500    118,123
    Great Eastern Holdings, Ltd..........................     1,600     26,207
    GuocoLand, Ltd.......................................     5,000      6,979
    Haw Par Corp., Ltd...................................     1,700     11,625

                                     1359

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------- --------
SINGAPORE -- (Continued)
    Ho Bee Land, Ltd.....................................  17,000 $ 28,076
    Hong Fok Corp., Ltd..................................  25,300   13,356
    Hongkong Land Holdings, Ltd..........................  10,000   64,162
    Hutchison Port Holdings Trust........................ 344,500  163,914
    Hyflux, Ltd..........................................  43,000   18,642
    Indofood Agri Resources, Ltd......................... 119,900   41,371
    Jardine Cycle & Carriage, Ltd........................   3,866  113,582
    k1 Ventures, Ltd.....................................  16,400   10,732
    Keppel Corp., Ltd....................................  75,800  299,942
    Keppel Infrastructure Trust..........................  62,725   23,642
    Lian Beng Group, Ltd.................................  48,000   17,054
    M1, Ltd..............................................  15,000   29,412
    Metro Holdings, Ltd..................................  42,200   32,488
    Midas Holdings, Ltd.................................. 112,000   20,505
*   Nam Cheong, Ltd...................................... 118,000    5,934
#*  Noble Group, Ltd..................................... 461,800   56,230
    Olam International, Ltd..............................  34,700   49,395
    OUE, Ltd.............................................  42,500   47,592
    Oversea-Chinese Banking Corp., Ltd................... 107,660  694,459
    Oxley Holdings, Ltd..................................  35,000   10,209
    Pan-United Corp., Ltd................................  16,800    7,536
    Penguin International, Ltd...........................  28,666    6,450
    QAF, Ltd.............................................  29,082   24,346
    Raffles Education Corp., Ltd......................... 103,000   15,218
    Rotary Engineering, Ltd..............................  10,000    2,988
    SATS, Ltd............................................  37,000  120,650
    SembCorp Industries, Ltd.............................  79,800  166,787
    SembCorp Marine, Ltd.................................  62,600   66,797
    Sheng Siong Group, Ltd...............................  39,000   28,682
    Sinarmas Land, Ltd................................... 116,000   39,392
    Singapore Airlines, Ltd..............................  38,500  315,575
    Singapore Exchange, Ltd..............................  13,000   73,400
    Singapore Post, Ltd..................................  71,600   76,775
    Singapore Press Holdings, Ltd........................  31,500   89,167
    Singapore Telecommunications, Ltd.................... 103,300  323,937
#   Sino Grandness Food Industry Group, Ltd..............  46,000   20,133
    SMRT Corp., Ltd......................................  52,500   63,882
    Stamford Land Corp., Ltd.............................  35,000   12,512
    StarHub, Ltd.........................................  26,600   77,908
    Sunningdale Tech, Ltd................................  26,600   21,274
    Super Group, Ltd.....................................  34,000   20,380
*   Swiber Holdings, Ltd.................................  23,999    1,951
    Tat Hong Holdings, Ltd...............................  50,600   20,710
    Tuan Sing Holdings, Ltd.............................. 103,000   22,335
    UMS Holdings, Ltd....................................  22,000    9,762
    United Engineers, Ltd................................  49,500   84,920
    United Industrial Corp., Ltd.........................   7,000   14,273
    United Overseas Bank, Ltd............................  26,833  368,184
    UOB-Kay Hian Holdings, Ltd...........................   4,000    3,923
    UOL Group, Ltd.......................................  35,351  152,523
#*  Vard Holdings, Ltd...................................  60,000    6,887
    Venture Corp., Ltd...................................  25,200  167,457
    Vibrant Group, Ltd...................................  65,537   19,672

                                     1360

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
SINGAPORE -- (Continued)
    Wee Hur Holdings, Ltd................................  81,000 $   15,127
    Wheelock Properties Singapore, Ltd...................   9,300     10,158
    Wilmar International, Ltd............................  32,000     74,242
    Wing Tai Holdings, Ltd...............................  58,700     76,275
*   Yongnam Holdings, Ltd................................  39,750      6,127
                                                                  ----------
TOTAL SINGAPORE..........................................          5,930,476
                                                                  ----------
SPAIN -- (2.5%)
    Abertis Infraestructuras SA..........................  11,650    183,269
    Acciona SA...........................................   3,589    264,911
    Acerinox SA..........................................  14,530    194,290
    ACS Actividades de Construccion y Servicios SA.......  12,466    357,465
    Adveo Group International SA.........................      65        238
    Aena SA..............................................     342     49,331
    Almirall SA..........................................   8,069    129,595
    Amadeus IT Holding SA Class A........................  10,098    474,108
    Applus Services SA...................................   2,857     30,372
    Atresmedia Corp de Medios de Comunicacion SA.........   3,836     40,173
    Banco Bilbao Vizcaya Argentaria SA................... 184,054  1,074,498
    Banco Bilbao Vizcaya Argentaria SA Sponsored ADR.....   2,473     14,445
    Banco de Sabadell SA................................. 423,371    578,949
    Banco Popular Espanol SA............................. 143,131    200,479
    Banco Santander SA................................... 384,371  1,631,765
    Bankia SA............................................ 147,248    113,001
    Bankinter SA.........................................  34,551    241,004
#   Bolsas y Mercados Espanoles SHMSF SA.................   6,068    182,326
    CaixaBank SA.........................................  85,694    215,177
*   Cementos Portland Valderrivas SA.....................     950      6,370
    Cia de Distribucion Integral Logista Holdings SA.....   1,937     46,753
    Cie Automotive SA....................................   6,579    127,773
    Construcciones y Auxiliar de Ferrocarriles SA........     177     64,496
    Distribuidora Internacional de Alimentacion SA.......  47,365    295,409
#   Duro Felguera SA.....................................   4,050      5,929
    Ebro Foods SA........................................   7,228    164,865
    Elecnor SA...........................................   1,420     12,376
    Enagas SA............................................  15,419    470,077
    Ence Energia y Celulosa SA...........................  17,819     45,014
    Endesa SA............................................   9,254    194,401
*   Ercros SA............................................  15,303     29,078
    Faes Farma SA........................................  25,617    101,138
    Ferrovial SA.........................................   8,702    180,117
#   Fluidra SA...........................................   2,916     12,630
    Gamesa Corp. Tecnologica SA..........................  21,617    458,680
#   Gas Natural SDG SA...................................  21,923    453,471
    Grupo Catalana Occidente SA..........................   3,591    100,887
    Iberdrola SA(B288C92)................................ 167,462  1,150,620
    Iberdrola SA(BD3JCF3)................................   3,721     25,566
*   Indra Sistemas SA....................................   5,559     67,401
    Industria de Diseno Textil SA........................  10,392    359,394
    Inmobiliaria Colonial SA.............................   9,755     77,189
    Laboratorios Farmaceuticos Rovi SA...................      13        188
*   Liberbank SA.........................................  17,680     13,512
    Mapfre SA............................................ 117,421    287,371

                                     1361

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------ -----------
SPAIN -- (Continued)
    Mediaset Espana Comunicacion SA...................... 14,442 $   165,984
    Melia Hotels International SA........................  5,483      65,053
*   NH Hotel Group SA.................................... 11,941      54,352
    Obrascon Huarte Lain SA.............................. 15,732      58,538
    Papeles y Cartones de Europa SA......................  6,990      40,673
*   Pharma Mar SA........................................  7,549      19,405
*   Promotora de Informaciones SA Class A................  3,939      23,336
    Prosegur Cia de Seguridad SA......................... 24,821     168,751
*   Realia Business SA................................... 19,186      20,949
    Red Electrica Corp. SA............................... 14,692     336,517
    Repsol SA............................................ 33,174     420,197
    Sacyr SA............................................. 29,237      51,480
    Tecnicas Reunidas SA.................................  3,066      95,081
    Telefonica SA........................................ 77,207     756,228
    Telefonica SA Sponsored ADR..........................  2,080      20,301
    Tubacex SA...........................................  6,641      17,484
    Tubos Reunidos SA....................................  7,475       5,226
    Vidrala SA...........................................  1,937     119,968
    Viscofan SA..........................................  3,048     163,066
    Zardoya Otis SA...................................... 11,991     117,686
                                                                 -----------
TOTAL SPAIN..............................................         13,446,376
                                                                 -----------
SWEDEN -- (2.7%)
    AAK AB...............................................  2,268     167,675
    Acando AB............................................ 15,009      32,835
*   AddLife AB...........................................  1,213      17,771
    AddTech AB Class B...................................  3,883      56,124
    AF AB Class B........................................  4,591      83,459
    Alfa Laval AB........................................  7,473     117,780
    Assa Abloy AB Class B................................ 20,950     459,602
    Atrium Ljungberg AB Class B..........................  2,696      45,485
    Avanza Bank Holding AB...............................  1,534      54,869
    Axfood AB............................................  4,784      85,968
    B&B Tools AB Class B.................................  2,710      52,249
    Beijer Alma AB.......................................  2,417      53,953
    Bilia AB Class A.....................................  7,303     187,263
    BillerudKorsnas AB................................... 19,385     336,943
    BioGaia AB Class B...................................    926      26,567
    Boliden AB........................................... 30,871     679,474
*   Bonava AB............................................    374       4,303
*   Bonava AB Class B....................................  6,486      75,570
#   Bulten AB............................................  2,126      20,989
    Bure Equity AB.......................................  6,723      68,951
    Byggmax Group AB.....................................  7,731      56,015
    Castellum AB......................................... 16,246     245,707
    Clas Ohlson AB Class B...............................  5,681      94,784
    Cloetta AB Class B................................... 20,574      75,013
    Com Hem Holding AB...................................  8,255      70,497
    Concentric AB........................................  9,782     119,487
    Dios Fastigheter AB..................................  6,382      50,348
*   Doro AB..............................................  2,536      16,303
    Duni AB..............................................  4,409      61,291
    Electrolux AB Series B...............................  7,668     207,743

                                     1362

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
SWEDEN -- (Continued)
    Elekta AB Class B.................................... 16,032 $127,573
    Enea AB..............................................  2,198   23,417
#*  Eniro AB............................................. 18,768    1,251
    Fabege AB............................................  9,332  166,610
    Fagerhult AB.........................................    775   17,747
*   Fastighets AB Balder Class B.........................  3,678  100,530
#*  Fingerprint Cards AB Class B......................... 11,075  129,294
    Getinge AB Class B................................... 12,083  244,911
    Granges AB...........................................  5,376   54,658
    Gunnebo AB...........................................  3,716   17,567
    Haldex AB............................................  5,611   68,999
    Hemfosa Fastigheter AB...............................  9,766  104,698
    Hennes & Mauritz AB Class B..........................  9,465  285,824
    Hexagon AB Class B...................................  5,049  199,162
    Hexpol AB............................................ 17,085  152,012
    HIQ International AB.................................  5,035   31,788
    Holmen AB Class B....................................  6,683  226,297
    Hufvudstaden AB Class A..............................  4,307   71,929
    Husqvarna AB Class A.................................  3,743   32,016
    Husqvarna AB Class B................................. 42,784  367,236
#   ICA Gruppen AB.......................................  3,953  132,260
    Indutrade AB.........................................  9,480  200,473
#   Intrum Justitia AB...................................  4,904  157,444
    Inwido AB............................................  4,496   56,471
    ITAB Shop Concept AB Class B.........................    846    7,073
    JM AB................................................  9,597  248,838
    KappAhl AB...........................................  7,240   35,509
*   Karolinska Development AB Class B....................  2,570    2,191
    Klovern AB Class B................................... 36,412   46,591
    KNOW IT AB...........................................  1,527   13,525
    Kungsleden AB........................................ 14,455  107,698
    Lagercrantz Group AB Class B.........................  3,867   36,610
    Lindab International AB..............................  8,854   82,616
    Loomis AB Class B....................................  7,729  222,970
*   Lundin Petroleum AB..................................  5,054   83,783
    Meda AB Class A...................................... 20,947  390,689
*   Medivir AB Class B...................................  2,235   14,961
#   Mekonomen AB.........................................  2,474   57,243
    Millicom International Cellular SA...................  3,366  179,724
#   Modern Times Group MTG AB Class B....................  5,356  139,626
    MQ Holding AB........................................  4,787   19,386
#   Mycronic AB..........................................  9,725  112,791
    NCC AB Class B.......................................  6,486  156,419
#*  Net Insight AB Class B............................... 41,405   34,094
    New Wave Group AB Class B............................  4,131   22,592
    Nibe Industrier AB Class B........................... 23,396  200,949
    Nobia AB............................................. 15,853  148,902
    Nolato AB Class B....................................  3,468   93,448
    Nordea Bank AB....................................... 48,894  435,629
    Nordnet AB Class B...................................  5,225   17,347
    OEM International AB Class B.........................    160    2,635
    Peab AB.............................................. 20,246  162,719
    Pricer AB Class B.................................... 19,106   18,560

                                     1363

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
SWEDEN -- (Continued)
    Proact IT Group AB...................................     795 $    11,893
    Ratos AB Class B.....................................  23,927     120,936
    RaySearch Laboratories AB............................     965      14,979
    Rezidor Hotel Group AB...............................   8,921      37,093
    Sagax AB Class B.....................................   1,961      19,581
    Sandvik AB...........................................  28,022     300,249
#*  SAS AB...............................................  23,872      46,851
    Scandi Standard AB...................................   5,604      42,218
    Sectra AB Class B....................................   2,309      35,861
    Securitas AB Class B.................................  21,227     349,267
    Semcon AB............................................   1,792      10,141
    Skandinaviska Enskilda Banken AB Class A.............  30,135     264,226
    Skanska AB Class B...................................   9,319     198,107
    SkiStar AB...........................................   1,784      28,131
#*  SSAB AB Class A(BPRBWK4).............................   2,180       6,852
#*  SSAB AB Class A(B17H0S8).............................  28,159      88,549
*   SSAB AB Class B(BPRBWM6).............................  12,326      30,546
#*  SSAB AB Class B(B17H3F6).............................  47,652     117,931
    Svenska Cellulosa AB SCA Class A.....................   1,418      42,037
    Svenska Cellulosa AB SCA Class B.....................  22,167     658,996
    Svenska Handelsbanken AB Class A.....................  24,823     298,448
    Svenska Handelsbanken AB Class B.....................   1,524      18,898
    Sweco AB Class B.....................................   3,395      62,225
    Swedbank AB Class A..................................  18,377     385,818
    Systemair AB.........................................     168       2,034
    Tele2 AB Class B.....................................  31,209     263,667
    Telia Co AB.......................................... 140,557     641,385
    Trelleborg AB Class B................................  25,415     463,247
    Victoria Park AB Class B.............................   9,440      31,872
    Wallenstam AB Class B................................  13,930     121,507
    Wihlborgs Fastigheter AB.............................   4,911     108,869
                                                                  -----------
TOTAL SWEDEN.............................................          14,512,717
                                                                  -----------
SWITZERLAND -- (4.9%)
    ABB, Ltd.............................................  73,046   1,551,649
    ABB, Ltd. Sponsored ADR..............................   5,293     112,476
    Actelion, Ltd........................................   2,644     468,336
    Adecco Group AG......................................   9,734     534,260
*   AFG Arbonia-Forster Holding AG.......................   3,998      63,078
    Allreal Holding AG...................................   1,581     233,568
#*  Alpiq Holding AG.....................................     542      40,863
    ams AG...............................................   6,101     202,280
    APG SGA SA...........................................      94      39,950
    Aryzta AG............................................   7,550     283,646
    Ascom Holding AG.....................................   6,311     107,784
    Autoneum Holding AG..................................     518     145,820
    Bachem Holding AG Class B............................     401      32,620
    Baloise Holding AG...................................   6,088     685,242
    Bank Coop AG.........................................     318      13,749
    Banque Cantonale de Geneve...........................      57      16,955
    Banque Cantonale Vaudoise............................     454     307,318
    Basler Kantonalbank..................................     117       8,157
    Belimo Holding AG....................................      42     133,150

                                     1364

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
SWITZERLAND -- (Continued)
    Bell AG..............................................    130 $   51,241
    Bellevue Group AG....................................    604      8,525
    Berner Kantonalbank AG...............................    283     55,212
#   BKW AG...............................................  1,274     58,507
    Bobst Group SA.......................................    987     54,894
#   Bossard Holding AG Class A...........................  1,111    135,175
    Bucher Industries AG.................................    742    184,256
    Burckhardt Compression Holding AG....................    339    101,538
    Burkhalter Holding AG................................    390     54,122
    Calida Holding AG....................................    368     11,577
    Carlo Gavazzi Holding AG.............................     35      8,513
    Cembra Money Bank AG.................................  2,517    180,699
    Cham Paper Holding AG................................      3        891
#*  Charles Voegele Holding AG...........................  1,259      7,961
    Cie Financiere Richemont SA.......................... 20,619  1,253,470
    Cie Financiere Tradition SA..........................    367     26,018
    Clariant AG.......................................... 35,242    613,003
    Coltene Holding AG...................................    595     43,792
    Conzzeta AG..........................................     57     37,753
*   COSMO Pharmaceuticals NV.............................    170     27,384
    Credit Suisse Group AG............................... 15,946    183,375
    Credit Suisse Group AG Sponsored ADR................. 68,047    786,624
    Daetwyler Holding AG.................................    974    130,599
    DKSH Holding AG......................................  4,027    284,496
    dorma+kaba Holding AG Class B........................    277    202,230
    EFG International AG.................................  5,422     25,837
    Emmi AG..............................................    284    183,003
    EMS-Chemie Holding AG................................    377    206,286
    Energiedienst Holding AG.............................    346      8,336
    Feintool International Holding AG....................    276     28,986
    Flughafen Zuerich AG.................................  2,455    460,215
    Forbo Holding AG.....................................    138    176,507
    Galenica AG..........................................    427    550,340
    GAM Holding AG....................................... 16,315    179,146
*   Gategroup Holding AG.................................  4,602    245,484
    Geberit AG...........................................    974    375,631
    Georg Fischer AG.....................................    539    439,340
    Givaudan SA..........................................    219    449,769
    Gurit Holding AG.....................................     46     31,311
    Helvetia Holding AG..................................    774    388,686
    HOCHDORF Holding AG..................................     63     12,370
    Huber & Suhner AG....................................  1,081     62,898
    Implenia AG..........................................  1,595    108,490
    Inficon Holding AG...................................    304    111,356
    Interroll Holding AG.................................     89     90,322
    Intershop Holding AG.................................    103     50,473
    Julius Baer Group, Ltd............................... 17,411    713,921
    Kardex AG............................................  1,084    108,852
    Komax Holding AG.....................................    476    106,107
    Kudelski SA..........................................  5,386    114,715
    Kuehne + Nagel International AG......................  1,563    219,236
    LEM Holding SA.......................................     41     36,288
    Liechtensteinische Landesbank AG.....................  1,066     41,711

                                     1365

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
SWITZERLAND -- (Continued)
#   Logitech International SA(B18ZRK2)...................  3,482 $   69,511
    Logitech International SA(H50430232).................  9,093    182,315
*   Luzerner Kantonalbank AG.............................    324    138,673
    MCH Group AG.........................................     97      6,745
    Metall Zug AG........................................     21     61,722
#*  Meyer Burger Technology AG...........................  9,014     37,640
    Mobilezone Holding AG................................  1,960     25,182
    Mobimo Holding AG....................................    834    200,799
    OC Oerlikon Corp. AG................................. 20,628    193,044
*   Orascom Development Holding AG.......................  1,275      9,455
    Orell Fuessli Holding AG.............................     12      1,560
    Orior AG.............................................    610     43,399
    Partners Group Holding AG............................    866    396,078
    Phoenix Mecano AG....................................     35     17,656
    Plazza AG............................................     40      9,649
    PSP Swiss Property AG................................  2,801    282,407
    Rieter Holding AG....................................    450     94,820
    Romande Energie Holding SA...........................      3      3,206
    Schaffner Holding AG.................................     96     22,249
*   Schmolz + Bickenbach AG.............................. 51,419     34,471
    Schweiter Technologies AG............................    131    132,434
    SGS SA...............................................    142    314,138
    Sika AG..............................................    157    735,504
    Sonova Holding AG....................................  3,975    544,179
    St Galler Kantonalbank AG............................    191     78,533
    Straumann Holding AG.................................    676    258,082
    Sulzer AG............................................  2,017    204,791
#   Swatch Group AG (The)(7184725).......................  1,438    376,532
    Swatch Group AG (The)(7184736).......................  2,559    130,634
    Swiss Life Holding AG................................  2,866    653,762
    Swiss Prime Site AG..................................  4,533    416,323
    Swiss Re AG.......................................... 10,643    892,166
    Swisscom AG..........................................    950    467,352
    Swissquote Group Holding SA..........................    748     18,543
    Syngenta AG..........................................  3,528  1,387,510
    Tamedia AG...........................................    246     42,512
    Temenos Group AG.....................................  4,416    273,075
    U-Blox AG............................................    460    116,416
*   UBS Group AG(H42097107).............................. 60,036    827,296
    UBS Group AG(BRJL176)................................  1,185     16,290
    Valiant Holding AG...................................  1,890    180,226
    Valora Holding AG....................................    431    124,524
    Vaudoise Assurances Holding SA.......................    120     62,466
    Vetropack Holding AG.................................     16     25,140
    Vontobel Holding AG..................................  2,788    128,584
    VP Bank AG...........................................    236     23,471
    VZ Holding AG........................................     71     21,201
    Walliser Kantonalbank................................     10        792
    Walter Meier AG......................................     85      2,886
    Ypsomed Holding AG...................................    205     40,662
*   Zehnder Group AG.....................................  1,200     46,446
    Zug Estates Holding AG Class B.......................     17     29,155
    Zuger Kantonalbank AG................................      9     45,750

                                     1366

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
SWITZERLAND -- (Continued)
    Zurich Insurance Group AG............................   2,784 $   668,419
                                                                  -----------
TOTAL SWITZERLAND........................................          26,124,747
                                                                  -----------
UNITED KINGDOM -- (16.9%)
    3i Group P.L.C.......................................   8,235      67,262
    A.G. Barr P.L.C......................................  10,038      71,735
    AA P.L.C.............................................   6,183      20,243
    Aberdeen Asset Management P.L.C...................... 119,360     502,731
    Acacia Mining P.L.C..................................  23,015     170,250
    Acal P.L.C...........................................   2,600       8,163
    Admiral Group P.L.C..................................  11,259     322,254
#*  Afren P.L.C..........................................  38,660          --
    Aggreko P.L.C........................................  21,874     372,425
    Amec Foster Wheeler P.L.C............................  37,626     222,691
    Anglo American P.L.C.................................  49,061     537,324
    Anglo Pacific Group P.L.C............................  20,199      24,762
#   Antofagasta P.L.C....................................  35,351     233,981
    ARM Holdings P.L.C. Sponsored ADR....................  11,826     784,773
    Arrow Global Group P.L.C.............................   2,019       5,901
    Ashmore Group P.L.C..................................  31,150     137,251
    Ashtead Group P.L.C..................................  49,049     776,313
    Associated British Foods P.L.C.......................   3,237     115,228
    AVEVA Group P.L.C....................................   8,979     224,950
    Aviva P.L.C..........................................  36,650     188,730
    Aviva P.L.C. Sponsored ADR...........................  69,151     715,021
    Avon Rubber P.L.C....................................   2,375      26,702
*   Balfour Beatty P.L.C.................................  67,741     198,713
    Barclays P.L.C. Sponsored ADR........................  84,118     693,132
    Barratt Developments P.L.C...........................  90,622     524,746
    BBA Aviation P.L.C...................................  88,099     277,389
    Beazley P.L.C........................................  57,199     299,618
    Bellway P.L.C........................................  12,754     353,574
    Berendsen P.L.C......................................  25,077     423,511
    Berkeley Group Holdings P.L.C........................  15,219     539,830
    BGEO Group P.L.C.....................................   2,770     100,261
    BHP Billiton P.L.C. ADR..............................  40,546   1,036,356
    Bloomsbury Publishing P.L.C..........................     364         802
    Bodycote P.L.C.......................................  23,280     180,111
    Bovis Homes Group P.L.C..............................  12,298     133,186
    BP P.L.C............................................. 400,088   2,263,557
    BP P.L.C. Sponsored ADR..............................  50,248   1,728,527
    Braemar Shipping Services P.L.C......................     266       1,442
    Brammer P.L.C........................................  10,462      15,250
    Brewin Dolphin Holdings P.L.C........................  38,503     128,798
    British Polythene Industries P.L.C...................   1,323      17,245
    Britvic P.L.C........................................  20,320     168,200
    BT Group P.L.C....................................... 159,437     871,073
    BT Group P.L.C. Sponsored ADR........................   1,608      44,477
*   BTG P.L.C............................................  18,352     162,024
    Bunzl P.L.C..........................................  10,422     326,080
    Burberry Group P.L.C.................................  31,082     542,328
*   Cairn Energy P.L.C...................................  70,678     167,403
    Cape P.L.C...........................................  19,349      47,610

                                     1367

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------- --------
UNITED KINGDOM -- (Continued)
    Capita P.L.C.........................................  18,864 $239,528
    Capital & Counties Properties P.L.C..................  33,247  127,860
    Card Factory P.L.C...................................  12,058   48,771
    Carillion P.L.C......................................  52,504  185,569
    Carnival P.L.C. ADR..................................   4,741  228,943
*   Carpetright P.L.C....................................     246      780
    Centamin P.L.C....................................... 148,759  327,112
    Centrica P.L.C....................................... 189,336  603,894
    Chesnara P.L.C.......................................   4,234   17,539
    Cineworld Group P.L.C................................  26,025  202,205
    Clarkson P.L.C.......................................     750   18,306
    Close Brothers Group P.L.C...........................  18,772  313,085
    Cobham P.L.C......................................... 213,213  483,397
    Coca-Cola HBC AG.....................................  23,273  481,155
    Communisis P.L.C.....................................  19,147    9,110
    Compass Group P.L.C..................................  21,231  403,346
    Computacenter P.L.C..................................   9,675  104,625
    Connect Group P.L.C..................................  18,166   37,642
    Consort Medical P.L.C................................   2,681   36,687
    Costain Group P.L.C..................................  13,037   58,432
    Cranswick P.L.C......................................   3,618  111,955
    Crest Nicholson Holdings P.L.C.......................  17,057   96,507
    Croda International P.L.C............................   9,959  437,932
*   CYBG P.L.C...........................................  12,385   41,739
    Daejan Holdings P.L.C................................     412   30,664
    Daily Mail & General Trust P.L.C. Class A............  21,289  202,049
    Dairy Crest Group P.L.C..............................  18,743  149,611
    Darty P.L.C..........................................  22,589   50,047
    DCC P.L.C............................................   5,065  452,001
    De La Rue P.L.C......................................  12,322  102,782
    Debenhams P.L.C...................................... 140,138  103,997
    Dechra Pharmaceuticals P.L.C.........................   8,908  156,869
    Devro P.L.C..........................................  21,833   81,699
#*  Dialight P.L.C.......................................   2,572   19,503
    Dignity P.L.C........................................   4,226  151,015
    Diploma P.L.C........................................  15,145  170,705
    Direct Line Insurance Group P.L.C.................... 126,369  584,719
    Dixons Carphone P.L.C................................  84,397  390,255
    Domino's Pizza Group P.L.C...........................  40,491  212,648
    Drax Group P.L.C.....................................  29,812  134,842
    DS Smith P.L.C.......................................  95,846  497,084
    Dunelm Group P.L.C...................................   7,511   84,401
    E2V Technologies P.L.C...............................  10,701   33,192
    easyJet P.L.C........................................  15,862  218,180
    Electrocomponents P.L.C..............................  61,471  238,397
    Elementis P.L.C......................................  56,496  165,225
*   EnQuest P.L.C........................................  98,787   32,390
    esure Group P.L.C....................................   3,827   13,236
    Euromoney Institutional Investor P.L.C...............   3,359   44,961
*   Evraz P.L.C..........................................  44,279  100,308
    Experian P.L.C.......................................  27,504  537,993
    Fenner P.L.C.........................................  26,781   57,135
    Ferrexpo P.L.C.......................................  16,143    9,810

                                     1368

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
UNITED KINGDOM -- (Continued)
    Fidessa Group P.L.C..................................   3,792 $  122,446
*   Findel P.L.C.........................................   3,077      6,671
*   Firstgroup P.L.C.....................................  81,254    107,728
    Foxtons Group P.L.C..................................   9,100     13,244
    Fresnillo P.L.C......................................  10,219    261,503
    G4S P.L.C............................................ 189,419    466,719
    Galliford Try P.L.C..................................   7,702     99,971
    Gem Diamonds, Ltd....................................  15,725     27,281
    Genus P.L.C..........................................   5,080    122,406
    GKN P.L.C............................................ 206,872    791,801
    Glencore P.L.C....................................... 354,175    874,146
    Go-Ahead Group P.L.C.................................   3,362     81,188
    Grafton Group P.L.C..................................  25,822    190,729
    Grainger P.L.C.......................................  20,155     57,939
    Greencore Group P.L.C................................  50,731    219,856
    Greggs P.L.C.........................................  13,821    189,011
    Halfords Group P.L.C.................................  27,607    128,518
    Halma P.L.C..........................................  43,647    605,422
    Hargreaves Lansdown P.L.C............................  14,989    257,617
    Hays P.L.C........................................... 121,186    190,634
    Headlam Group P.L.C..................................   2,088     13,017
    Helical P.L.C........................................  11,457     43,008
    Henderson Group P.L.C................................ 111,068    339,370
    Henry Boot P.L.C.....................................   3,282      7,816
    Hill & Smith Holdings P.L.C..........................   7,674    108,826
    Hiscox, Ltd..........................................  30,963    433,920
*   Hochschild Mining P.L.C..............................  15,460     54,932
    Home Retail Group P.L.C..............................  68,339    139,409
    HomeServe P.L.C......................................  36,102    267,127
    Howden Joinery Group P.L.C...........................  50,656    289,657
    HSBC Holdings P.L.C. Sponsored ADR...................  88,403  2,895,198
    Hunting P.L.C........................................  16,094     87,129
    ICAP P.L.C...........................................  67,266    395,095
    IG Group Holdings P.L.C..............................  44,260    518,444
*   Imagination Technologies Group P.L.C.................  19,547     52,610
    IMI P.L.C............................................  32,668    463,503
    Inchcape P.L.C.......................................  47,723    425,514
    Indivior P.L.C.......................................   7,597     29,803
    Informa P.L.C........................................  59,294    560,206
    Inmarsat P.L.C.......................................  39,606    409,510
    InterContinental Hotels Group P.L.C..................   5,397    215,775
    InterContinental Hotels Group P.L.C. ADR.............   6,425    260,212
    Intermediate Capital Group P.L.C.....................   3,651     27,660
    International Consolidated Airlines Group SA.........  62,350    334,796
    Interserve P.L.C.....................................  16,368     63,892
    Intertek Group P.L.C.................................  14,318    686,927
    Investec P.L.C.......................................  45,395    270,203
*   IP Group P.L.C.......................................  35,664     74,504
    ITE Group P.L.C......................................  44,176     95,200
    ITV P.L.C............................................ 143,823    372,923
    J Sainsbury P.L.C.................................... 135,970    403,497
    James Fisher & Sons P.L.C............................   5,552    110,026
    Jardine Lloyd Thompson Group P.L.C...................  18,475    238,918

                                     1369

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
UNITED KINGDOM -- (Continued)
    JD Sports Fashion P.L.C..............................  10,441 $  173,628
    John Menzies P.L.C...................................   7,892     61,480
    John Wood Group P.L.C................................  32,694    286,031
    Johnson Matthey P.L.C................................  17,671    765,805
*   Johnston Press P.L.C.................................   4,678        850
    JRP Group P.L.C......................................   1,121      1,572
    Jupiter Fund Management P.L.C........................  46,829    261,904
*   KAZ Minerals P.L.C...................................  33,916     70,520
    KCOM Group P.L.C.....................................  58,756     85,462
    Keller Group P.L.C...................................   7,675    103,383
    Kier Group P.L.C.....................................  12,204    173,274
    Kingfisher P.L.C.....................................  83,442    370,539
    Laird P.L.C..........................................  27,188    105,469
*   Lamprell P.L.C.......................................  19,335     17,870
    Lancashire Holdings, Ltd.............................  18,313    145,754
    Laura Ashley Holdings P.L.C..........................  24,240      6,905
    Lavendon Group P.L.C.................................   9,762     15,123
    Legal & General Group P.L.C.......................... 269,557    733,294
*   Liberty Global P.L.C. Class A........................   3,806    120,687
*   Liberty Global P.L.C. Series C.......................   9,330    288,763
*   Liberty Global P.L.C. LiLAC Class A..................     510     17,519
*   Liberty Global P.L.C. LiLAC Class C..................   1,254     43,905
    Lloyds Banking Group P.L.C........................... 771,036    542,307
    Lloyds Banking Group P.L.C. ADR...................... 358,590  1,025,567
    London Stock Exchange Group P.L.C....................   6,972    256,562
    Lookers P.L.C........................................  48,675     68,571
    Low & Bonar P.L.C....................................  25,791     20,802
    LSL Property Services P.L.C..........................   6,199     18,892
    Man Group P.L.C...................................... 158,066    242,486
    Marks & Spencer Group P.L.C.......................... 110,913    468,933
    Marshalls P.L.C......................................  26,918     97,324
    McBride P.L.C........................................  28,239     60,857
    Mears Group P.L.C....................................   6,617     34,679
    Meggitt P.L.C........................................   9,736     56,390
    Melrose Industries P.L.C.............................  20,619    186,729
    Merlin Entertainments P.L.C..........................  34,315    214,676
    Micro Focus International P.L.C......................  16,325    418,430
    Millennium & Copthorne Hotels P.L.C..................  14,939     89,401
    Mitie Group P.L.C....................................  43,866    144,606
    Mondi P.L.C..........................................  24,251    490,772
    Moneysupermarket.com Group P.L.C.....................  35,734    141,161
    Morgan Advanced Materials P.L.C......................  47,793    172,899
    Morgan Sindall Group P.L.C...........................   3,994     30,558
*   Mothercare P.L.C.....................................  18,334     33,257
    N Brown Group P.L.C..................................  16,501     37,978
    National Express Group P.L.C.........................  52,821    235,945
    National Grid P.L.C. Sponsored ADR...................   7,682    556,561
    NCC Group P.L.C......................................   3,164     13,614
    Next P.L.C...........................................   4,890    325,112
    Norcros P.L.C........................................   6,916     15,395
    Northgate P.L.C......................................  18,189     91,904
    Novae Group P.L.C....................................   3,127     33,631
*   Ocado Group P.L.C....................................   2,291      8,088

                                     1370

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
UNITED KINGDOM -- (Continued)
    Old Mutual P.L.C..................................... 207,057 $  576,192
    OneSavings Bank P.L.C................................   2,726      7,399
*   Ophir Energy P.L.C...................................  82,042     73,723
    Oxford Instruments P.L.C.............................   4,135     39,156
    Pagegroup P.L.C......................................  44,421    198,803
    Paragon Group of Cos. P.L.C. (The)...................  30,511    110,121
    PayPoint P.L.C.......................................   8,942    116,561
    Pearson P.L.C. Sponsored ADR.........................  25,110    293,536
    Pendragon P.L.C...................................... 157,034     65,761
    Pennon Group P.L.C...................................  27,757    331,289
    Persimmon P.L.C......................................  22,430    500,807
    Petra Diamonds, Ltd..................................  38,411     60,805
    Petrofac, Ltd........................................  25,655    253,667
*   Petropavlovsk P.L.C..................................  19,536      1,849
    Pets at Home Group P.L.C.............................   7,962     25,654
    Phoenix Group Holdings...............................  20,569    218,184
    Photo-Me International P.L.C.........................  27,819     57,070
    Polypipe Group P.L.C.................................   2,176      6,860
    Premier Farnell P.L.C................................  52,707    135,638
*   Premier Foods P.L.C.................................. 108,282     72,251
*   Premier Oil P.L.C....................................  48,544     41,117
    Provident Financial P.L.C............................   5,694    204,194
    Prudential P.L.C. ADR................................  36,888  1,302,884
    PZ Cussons P.L.C.....................................  21,025     94,524
    Randgold Resources, Ltd..............................   6,847    805,742
    Rathbone Brothers P.L.C..............................     893     21,426
*   Raven Russia, Ltd....................................  20,145     10,127
    Redrow P.L.C.........................................  29,452    131,693
    Regus P.L.C..........................................  93,944    379,614
    RELX P.L.C. Sponsored ADR............................  27,419    528,638
    Renishaw P.L.C.......................................   4,294    147,978
*   Renold P.L.C.........................................   9,728      5,333
    Rentokil Initial P.L.C............................... 141,327    401,817
    Ricardo P.L.C........................................   6,075     61,559
    Rightmove P.L.C......................................   6,948    372,487
    Rio Tinto P.L.C. Sponsored ADR.......................  28,794    945,019
    Rolls-Royce Holdings P.L.C........................... 130,476  1,365,249
    Rotork P.L.C......................................... 105,580    303,643
*   Royal Bank of Scotland Group P.L.C. Sponsored ADR....  34,970    178,347
    Royal Dutch Shell P.L.C. Class A.....................  56,432  1,457,094
    Royal Dutch Shell P.L.C. Class B.....................  13,291    353,528
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A......  59,652  3,089,377
    Royal Dutch Shell P.L.C. Sponsored ADR, Class B......  36,193  1,962,023
    Royal Mail P.L.C.....................................  69,807    470,719
    RPC Group P.L.C......................................  32,568    371,629
    RPS Group P.L.C......................................  25,396     63,366
    RSA Insurance Group P.L.C............................  81,973    539,045
    Saga P.L.C...........................................   1,243      3,340
    Sage Group P.L.C. (The)..............................  36,430    343,513
    Savills P.L.C........................................  18,269    168,991
    Schroders P.L.C.(0239581)............................   4,100    109,206
    Schroders P.L.C.(0240549)............................  13,522    468,653
    SDL P.L.C............................................   6,858     39,281

                                     1371

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
UNITED KINGDOM -- (Continued)
    Senior P.L.C............................................  54,847 $  148,669
    Sepura P.L.C............................................   4,663      3,537
*   Serco Group P.L.C.......................................  12,942     20,502
    Servelec Group P.L.C....................................   2,347      7,582
    Severfield P.L.C........................................  33,709     24,301
    Severn Trent P.L.C......................................  10,779    349,263
    Shanks Group P.L.C......................................  47,748     66,518
    Shire P.L.C.............................................  13,766    889,317
    SIG P.L.C...............................................  45,486     63,461
    Sky P.L.C...............................................  34,548    420,739
    Smith & Nephew P.L.C....................................  29,995    493,389
    Smith & Nephew P.L.C. Sponsored ADR.....................     750     24,968
    Smiths Group P.L.C......................................  45,012    752,390
    Soco International P.L.C................................  27,557     55,108
    Spectris P.L.C..........................................  12,294    305,247
    Speedy Hire P.L.C.......................................  39,882     18,189
    Spirax-Sarco Engineering P.L.C..........................   9,119    480,413
    Spirent Communications P.L.C............................  39,904     47,702
*   Sports Direct International P.L.C.......................  33,799    129,438
    SSE P.L.C...............................................  41,435    831,728
    SSP Group P.L.C.........................................  16,064     68,096
    St. Ives P.L.C..........................................   2,904      4,218
    St. James's Place P.L.C.................................  38,766    474,434
    St. Modwen Properties P.L.C.............................  20,849     77,792
    Stagecoach Group P.L.C..................................  35,993     96,520
    Standard Chartered P.L.C................................ 110,848    886,354
    Standard Life P.L.C.....................................  55,570    222,478
    Sthree P.L.C............................................   5,020     17,082
    Stobart Group, Ltd......................................   6,398     14,473
    SuperGroup P.L.C........................................   5,656    118,852
    Synthomer P.L.C.........................................  45,611    220,697
    TalkTalk Telecom Group P.L.C............................  37,069    112,332
    Tate & Lyle P.L.C.......................................  38,670    370,063
    Taylor Wimpey P.L.C..................................... 227,908    466,366
    Ted Baker P.L.C.........................................   1,985     61,836
    Telecom Plus P.L.C......................................   5,301     73,044
#*  Tesco P.L.C............................................. 319,704    659,172
*   Thomas Cook Group P.L.C................................. 210,748    181,224
    Topps Tiles P.L.C.......................................  21,095     33,505
    Travis Perkins P.L.C....................................  22,017    454,300
    Trifast P.L.C...........................................   6,091     10,811
    Trinity Mirror P.L.C....................................  44,827     44,551
    TT Electronics P.L.C....................................  14,705     26,162
    TUI AG(B11LJN4).........................................  20,624    268,500
    TUI AG(5666292).........................................  17,393    227,956
    Tullett Prebon P.L.C....................................  28,732    126,598
*   Tullow Oil P.L.C........................................  16,836     44,341
    U & I Group P.L.C.......................................   8,612     17,266
    UBM P.L.C...............................................  33,106    293,830
    UDG Healthcare P.L.C....................................  24,106    185,548
    Unilever P.L.C..........................................   3,266    152,793
    Unilever P.L.C. Sponsored ADR...........................  27,884  1,305,250
    UNITE Group P.L.C. (The)................................  20,206    169,335

                                     1372

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                           ------- ------------
UNITED KINGDOM -- (Continued)
    United Utilities Group P.L.C..........................  25,600 $    344,399
*   Vectura Group P.L.C...................................  50,294       99,223
    Vedanta Resources P.L.C...............................   7,796       59,264
    Vesuvius P.L.C........................................  23,467      114,101
    Victrex P.L.C.........................................  11,952      233,448
    Vitec Group P.L.C. (The)..............................     435        3,125
    Vodafone Group P.L.C.................................. 762,860    2,317,477
    Weir Group P.L.C. (The)...............................  17,409      337,312
    WH Smith P.L.C........................................   9,488      192,071
    Whitbread P.L.C.......................................   6,128      312,924
    Wincanton P.L.C.......................................   8,819       21,173
    Wireless Group P.L.C..................................   3,600       14,638
    WM Morrison Supermarkets P.L.C........................ 281,675      692,212
    Wolseley P.L.C........................................   9,044      504,268
    WPP P.L.C.............................................  34,825      781,387
    WS Atkins P.L.C.......................................  14,505      268,487
    Xaar P.L.C............................................   5,723       37,621
    XP Power, Ltd.........................................       9          193
    Zoopla Property Group P.L.C...........................   4,172       16,216
                                                                   ------------
TOTAL UNITED KINGDOM......................................           90,757,312
                                                                   ------------
UNITED STATES -- (0.0%)
    Ball Corp.............................................   2,778      196,290
                                                                   ------------
TOTAL COMMON STOCKS.......................................          495,817,700
                                                                   ------------
PREFERRED STOCKS -- (0.2%)

GERMANY -- (0.2%)
    Bayerische Motoren Werke AG...........................   2,829      205,043
    Draegerwerk AG & Co. KGaA.............................     555       36,759
    Fuchs Petrolub SE.....................................   4,354      183,848
    Henkel AG & Co. KGaA..................................   1,404      174,946
    Jungheinrich AG.......................................   6,837      208,542
    STO SE & Co. KGaA.....................................     292       34,926
    Villeroy & Boch AG....................................   2,180       33,241
                                                                   ------------
TOTAL GERMANY.............................................              877,305
                                                                   ------------
TOTAL PREFERRED STOCKS....................................              877,305
                                                                   ------------


                                     1373

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
RIGHTS/WARRANTS -- (0.0%)

CHINA -- (0.0%)
*     Symphony Holdings, Ltd. Warrants 07/05/19.........    22,000 $        227
                                                                   ------------
HONG KONG -- (0.0%)
*     Imagi International Holdings, Ltd.
        Rights 08/12/16.................................    84,000          271
                                                                   ------------
SINGAPORE -- (0.0%)
*     Ezion Holdings, Ltd. Warrants 04/24/20............    28,724        1,392
                                                                   ------------
SPAIN -- (0.0%)
*     Zardoya Otis SA Rights 08/05/16...................    11,991        4,826
                                                                   ------------
TOTAL RIGHTS/WARRANTS...................................                  6,716
                                                                   ------------
TOTAL INVESTMENT SECURITIES.............................            496,701,721
                                                                   ------------

                                                                     VALUE+
                                                                   ------------
SECURITIES LENDING COLLATERAL -- (7.3%)
(S)@  DFA Short Term Investment Fund.................... 3,390,508   39,228,176
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $552,497,636)^^.....           $535,929,897
                                                                   ============

                                     1374

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                           ---------------------------------------------
                             LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                           ----------- ------------ ------- ------------
       Common Stocks
          Australia....... $    98,116 $ 33,962,175   --    $ 34,060,291
          Austria.........          --    3,031,704   --       3,031,704
          Belgium.........      16,551    5,521,972   --       5,538,523
          Canada..........  55,667,033           --   --      55,667,033
          China...........          --       12,361   --          12,361
          Denmark.........          --    6,875,679   --       6,875,679
          Finland.........          --    9,116,578   --       9,116,578
          France..........     149,571   35,172,704   --      35,322,275
          Germany.........     653,008   31,374,981   --      32,027,989
          Hong Kong.......      13,919   13,972,247   --      13,986,166
          Ireland.........   1,305,885    1,683,709   --       2,989,594
          Israel..........     152,322    2,403,081   --       2,555,403
          Italy...........     144,107   11,862,100   --      12,006,207
          Japan...........      88,283  109,807,165   --     109,895,448
          Netherlands.....   2,161,995   10,545,180   --      12,707,175
          New Zealand.....      11,236    2,788,130   --       2,799,366
          Norway..........      74,543    4,404,789   --       4,479,332
          Portugal........          --    1,778,658   --       1,778,658
          Singapore.......          --    5,930,476   --       5,930,476
          Spain...........      34,746   13,411,630   --      13,446,376
          Sweden..........      79,873   14,432,844   --      14,512,717
          Switzerland.....   2,154,195   23,970,552   --      26,124,747
          United
            Kingdom.......  20,069,683   70,687,629   --      90,757,312
          United States...     196,290           --   --         196,290
       Preferred Stocks
          Germany.........          --      877,305   --         877,305
       Rights/Warrants
          China...........          --          227   --             227
          Hong Kong.......          --          271   --             271
          Singapore.......          --        1,392   --           1,392
          Spain...........          --        4,826   --           4,826
       Securities Lending
         Collateral.......          --   39,228,176   --      39,228,176
                           ----------- ------------   --    ------------
       TOTAL.............. $83,071,356 $452,858,541   --    $535,929,897
                           =========== ============   ==    ============

                                     1375

                 EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                             SHARES   VALUE++
                                                             ------- ----------
COMMON STOCKS -- (93.4%)

BRAZIL -- (6.4%)
    AES Tiete Energia SA.................................... 125,201 $  664,155
    Aliansce Shopping Centers SA............................  50,091    223,852
    Alupar Investimento SA(B8DWT90).........................  52,138    269,984
*   Alupar Investimento SA(BD0M2B1).........................   6,687     34,545
    Arezzo Industria e Comercio SA..........................  32,028    276,580
*   B2W Cia Digital.........................................  52,821    211,779
    Banco Bradesco SA....................................... 140,232  1,263,316
    Banco do Brasil SA...................................... 202,782  1,316,482
    Banco Santander Brasil SA............................... 103,484    650,445
    BB Seguridade Participacoes SA.......................... 159,600  1,483,575
    BM&FBovespa SA - Bolsa de Valores Mercadorias e
      Futuros............................................... 323,910  1,907,057
*   BR Malls Participacoes SA............................... 311,367  1,350,179
*   Brasil Brokers Participacoes SA.........................  95,800     67,956
    BrasilAgro - Co. Brasileira de Propriedades Agricolas...  11,000     43,187
#   Braskem SA Sponsored ADR................................  39,869    458,493
    BRF SA.................................................. 170,974  2,863,277
    BRF SA ADR..............................................  52,139    869,679
    BTG Pactual Group.......................................   6,900     36,198
    CCR SA.................................................. 260,503  1,504,818
*   Centrais Eletricas Brasileiras SA....................... 105,282    572,453
    CETIP SA - Mercados Organizados......................... 144,246  1,924,971
    Cia Brasileira de Distribuicao ADR......................  19,886    299,682
    Cia de Saneamento Basico do Estado de Sao Paulo.........  97,336    924,608
    Cia de Saneamento Basico do Estado de Sao Paulo ADR.....  37,154    350,734
    Cia de Saneamento de Minas Gerais-COPASA(B0YBZJ2).......  33,700    342,987
*   Cia de Saneamento de Minas Gerais-COPASA(BZ01Z24).......   2,020     20,559
    Cia Energetica de Minas Gerais..........................  28,309     80,759
    Cia Hering..............................................  94,848    541,169
    Cia Paranaense de Energia...............................  10,700     70,291
    Cia Paranaense de Energia Sponsored ADR.................   5,293     52,401
*   Cia Siderurgica Nacional SA.............................  73,600    251,281
#*  Cia Siderurgica Nacional SA Sponsored ADR............... 356,608  1,208,901
    Cielo SA................................................ 225,459  2,555,394
*   Cosan Logistica SA......................................  19,537     27,475
    Cosan SA Industria e Comercio...........................  46,172    484,874
    CPFL Energia SA.........................................  70,483    496,494
    CVC Brasil Operadora e Agencia de Viagens SA............  14,400     95,929
    Cyrela Brazil Realty SA Empreendimentos e
      Participacoes......................................... 160,500    554,899
    Cyrela Commercial Properties SA Empreendimentos e
      Participacoes.........................................   2,400      7,550
    Direcional Engenharia SA................................  52,200    103,035
    Duratex SA.............................................. 173,095    529,044
*   EcoRodovias Infraestrutura e Logistica SA............... 124,736    315,841
    EDP - Energias do Brasil SA............................. 199,512    884,833
    Embraer SA Sponsored ADR................................  65,122  1,189,779
    Engie Brasil Energia SA.................................  42,149    548,701
    Equatorial Energia SA...................................  91,663  1,569,839
    Estacio Participacoes SA................................ 204,879  1,115,259
    Eternit SA..............................................  66,332     34,369
    Even Construtora e Incorporadora SA..................... 152,800    217,720
    Ez Tec Empreendimentos e Participacoes SA...............  39,781    218,388
    Fibria Celulose SA......................................  63,100    385,131

                                     1376

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
BRAZIL -- (Continued)
    Fibria Celulose SA Sponsored ADR........................  39,736 $  244,376
    Fleury SA...............................................  39,330    378,696
    GAEC Educacao SA........................................  15,000     70,411
    Gafisa SA............................................... 166,100    113,213
#   Gafisa SA ADR...........................................  43,806     59,576
    Gerdau SA...............................................  69,700    118,875
#   Gerdau SA Sponsored ADR................................. 339,773    801,864
    Gol Linhas Aereas Inteligentes SA ADR...................     750     11,850
    Grendene SA.............................................  34,400    182,376
    Guararapes Confeccoes SA................................   6,006    127,496
    Helbor Empreendimentos SA...............................  46,090     33,263
    Hypermarcas SA.......................................... 114,561    969,868
    Iguatemi Empresa de Shopping Centers SA.................  18,604    175,230
*   International Meal Co. Alimentacao SA...................  53,500     94,051
    Iochpe Maxion SA........................................  42,100    224,627
    Itau Unibanco Holding SA................................  72,267    653,933
    JBS SA.................................................. 450,088  1,513,064
*   JHSF Participacoes SA...................................   6,000      3,405
    JSL SA..................................................  45,100    137,008
    Kepler Weber SA.........................................   9,972     68,584
    Klabin SA............................................... 147,753    774,218
    Kroton Educacional SA................................... 372,921  1,660,800
    Light SA................................................  47,598    213,592
    Linx SA.................................................  32,400    184,363
    Localiza Rent a Car SA..................................  93,551  1,162,751
*   Log-in Logistica Intermodal SA..........................   5,940     10,406
    Lojas Americanas SA.....................................  84,308    339,063
    Lojas Renner SA......................................... 308,285  2,591,861
*   LPS Brasil Consultoria de Imoveis SA....................  30,900     44,791
    M Dias Branco SA........................................  11,800    427,615
*   Magnesita Refratarios SA................................  24,615    124,125
    Mahle-Metal Leve SA.....................................  18,137    149,352
*   Marfrig Global Foods SA................................. 239,627    419,776
*   Marisa Lojas SA.........................................  20,771     53,170
*   Mills Estruturas e Servicos de Engenharia SA............  69,900    122,881
*   Minerva SA..............................................  82,845    245,285
    MRV Engenharia e Participacoes SA....................... 203,854    851,907
    Multiplan Empreendimentos Imobiliarios SA...............  19,392    377,804
    Multiplus SA............................................  28,500    375,939
    Natura Cosmeticos SA....................................  84,500    867,829
    Odontoprev SA........................................... 160,832    644,836
    Paranapanema SA......................................... 103,115     69,332
*   PDG Realty SA Empreendimentos e Participacoes...........   8,340      9,105
*   Petroleo Brasileiro SA.................................. 359,211  1,552,105
*   Petroleo Brasileiro SA Sponsored ADR.................... 218,298  1,894,827
    Porto Seguro SA.........................................  60,508    524,388
    Portobello SA...........................................  16,200     12,990
    QGEP Participacoes SA...................................  69,500    130,966
    Qualicorp SA............................................ 134,233    890,084
    Raia Drogasil SA........................................  74,814  1,529,321
*   Restoque Comercio e Confeccoes de Roupas SA.............  48,200     60,354
    Rodobens Negocios Imobiliarios SA.......................   8,300     18,584
*   Rumo Logistica Operadora Multimodal SA.................. 293,865    554,667

                                     1377

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
BRAZIL -- (Continued)
    Santos Brasil Participacoes SA.......................    29,800 $   129,130
    Sao Carlos Empreendimentos e Participacoes SA........     3,800      31,292
    Sao Martinho SA......................................    32,184     527,070
    Ser Educacional SA...................................     9,500      45,795
    SLC Agricola SA......................................    37,500     173,483
    Smiles SA............................................    26,100     418,257
    Sonae Sierra Brasil SA...............................    13,700      85,350
    Sul America SA.......................................   159,847     849,915
    Technos SA...........................................    11,755      18,308
    Tecnisa SA...........................................    45,800      38,845
    Telefonica Brasil SA ADR.............................     9,305     140,878
*   Tereos Internacional SA..............................       216       4,250
    Tim Participacoes SA.................................   220,732     565,718
    Tim Participacoes SA ADR.............................    24,081     310,404
    Totvs SA.............................................    59,248     601,181
    TPI - Triunfo Participacoes e Investimentos SA.......    12,300      17,260
    Transmissora Alianca de Energia Eletrica SA..........   141,568   1,130,832
    Ultrapar Participacoes SA............................   113,484   2,591,400
    Ultrapar Participacoes SA Sponsored ADR..............    18,730     426,482
*   Usinas Siderurgicas de Minas Gerais SA...............    20,600      53,368
    Vale SA..............................................    82,760     472,200
#   Vale SA Sponsored ADR................................   104,614     601,530
    Valid Solucoes e Servicos de Seguranca em Meios de
      Pagamento e Identificacao S.A......................    27,737     251,159
    Via Varejo SA........................................    38,700      79,969
    WEG SA...............................................   168,563     793,843
                                                                    -----------
TOTAL BRAZIL.............................................            68,699,679
                                                                    -----------
CHILE -- (1.6%)
    AES Gener SA.........................................   979,279     471,352
    Aguas Andinas SA Class A............................. 1,098,530     662,910
    Banco de Chile....................................... 1,328,056     147,463
    Banco de Chile ADR...................................     6,805     452,260
    Banco de Credito e Inversiones.......................    13,984     631,005
    Banco Santander Chile ADR............................    42,168     867,396
    Besalco SA...........................................    75,179      30,432
    CAP SA...............................................    62,823     273,978
    Cencosud SA..........................................   273,545     779,247
    Cencosud SA ADR......................................     9,745      82,638
*   Cia Sud Americana de Vapores SA...................... 3,573,581      65,123
    Colbun SA............................................ 2,752,270     676,412
    Embotelladora Andina SA Class B ADR..................    12,656     295,897
    Empresa Nacional de Electricidad SA..................    19,665      17,963
    Empresa Nacional de Electricidad SA Sponsored ADR....    24,452     667,540
*   Empresa Nacional de Telecomunicaciones SA............    92,619     912,523
*   Empresas AquaChile SA................................    68,763      28,780
    Empresas CMPC SA.....................................   271,534     569,738
    Empresas COPEC SA....................................    55,129     500,216
    Empresas Hites SA....................................    72,367      38,458
*   Empresas La Polar SA.................................   973,306      43,339
    Endesa Americas SA...................................    19,665       9,235
    Endesa Americas SA ADR...............................    30,083     421,463
    Enersis Americas SA..................................   405,985      71,312

                                     1378

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
CHILE -- (Continued)
    Enersis Americas SA Sponsored ADR...................    163,397 $ 1,418,286
    Enersis Chile SA(BYMLZD6)...........................    405,985      47,144
    Enersis Chile SA(29278D105).........................    163,397     937,899
    Engie Energia Chile SA..............................    284,564     529,050
    Forus SA............................................     39,901     143,202
    Gas Natural Chile SA................................      9,193      49,107
    Gasco SA............................................      9,193      23,592
    Grupo Security SA...................................    194,242      65,018
    Inversiones Aguas Metropolitanas SA.................    320,527     549,300
    Inversiones La Construccion SA......................     16,490     188,918
    Itau CorpBanca(45033E105)...........................      4,431      58,489
    Itau CorpBanca(BYT25P4)............................. 80,762,123     703,191
*   Latam Airlines Group SA.............................     13,319     116,151
#*  Latam Airlines Group SA Sponsored ADR...............    115,551   1,011,071
    Masisa SA...........................................    769,822      34,690
    Molibdenos y Metales SA.............................      4,602      29,303
*   Multiexport Foods SA................................    117,053      27,318
    Parque Arauco SA....................................    292,849     648,639
    PAZ Corp. SA........................................     93,709      54,967
    Ripley Corp. SA.....................................    551,409     347,953
    SACI Falabella......................................     64,252     473,069
    Salfacorp SA........................................    157,507     120,299
    Sigdo Koppers SA....................................    111,976     150,179
    Sociedad Matriz SAAM SA.............................  1,999,658     158,836
    Sociedad Quimica y Minera de Chile SA
      Sponsored ADR.....................................     28,316     701,671
    Socovesa SA.........................................    139,493      33,782
    Sonda SA............................................    204,940     375,663
*   Tech Pack SA........................................     11,501       6,307
                                                                    -----------
TOTAL CHILE.............................................             17,719,774
                                                                    -----------
CHINA -- (13.1%)
    361 Degrees International, Ltd......................    336,000      99,835
    AAC Technologies Holdings, Inc......................    134,000   1,252,570
    Agile Group Holdings, Ltd...........................    702,749     403,355
    Agricultural Bank of China, Ltd. Class H............  3,167,000   1,166,584
    Air China, Ltd. Class H.............................    336,000     256,540
    Ajisen China Holdings, Ltd..........................    161,000      69,822
*   Alibaba Health Information Technology, Ltd..........    178,000     123,981
*   Alibaba Pictures Group, Ltd.........................  1,050,000     225,289
*   Aluminum Corp. of China, Ltd. ADR...................      8,700      70,122
*   Aluminum Corp. of China, Ltd. Class H...............    128,000      41,402
    AMVIG Holdings, Ltd.................................    138,000      48,655
#*  Angang Steel Co., Ltd. Class H......................    282,000     138,263
#   Anhui Conch Cement Co., Ltd. Class H................    136,500     359,143
    Anhui Expressway Co., Ltd. Class H..................    172,000     133,459
#   Anta Sports Products, Ltd...........................    246,000     549,790
*   Anxin-China Holdings, Ltd...........................    784,000       7,296
#   Asia Cement China Holdings Corp.....................    158,000      32,150
    AVIC International Holdings, Ltd. Class H...........    100,000      58,941
    Bank of China, Ltd. Class H......................... 10,683,356   4,410,634
    Bank of Chongqing Co., Ltd. Class H.................    182,500     136,331
    Bank of Communications Co., Ltd. Class H............    769,580     520,919
#*  Baoxin Auto Group, Ltd..............................     52,823      37,855

                                     1379

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
CHINA -- (Continued)
    Baoye Group Co., Ltd. Class H........................    100,000 $   72,645
    BBMG Corp. Class H...................................    340,282    124,941
    Beijing Capital International Airport Co., Ltd.
      Class H............................................    256,000    295,880
    Beijing Capital Land, Ltd. Class H...................    448,000    170,681
#   Beijing Enterprises Water Group, Ltd.................    470,000    286,057
    Beijing Jingneng Clean Energy Co., Ltd. Class H......    482,000    145,785
    Beijing North Star Co., Ltd. Class H.................    224,000     68,766
    Beijing Urban Construction Design & Development
      Group Co., Ltd. Class H............................     36,000     19,528
    Belle International Holdings, Ltd....................  1,425,000    944,627
    Best Pacific International Holdings, Ltd.............     40,000     27,080
#*  Biostime International Holdings, Ltd.................     52,000    168,802
#   Bloomage Biotechnology Corp., Ltd....................     50,000     83,685
#   Boer Power Holdings, Ltd.............................     96,000     38,209
#   Bolina Holding Co., Ltd..............................    108,000     27,008
    Bosideng International Holdings, Ltd.................  1,098,000     92,076
*   Boyaa Interactive International, Ltd.................     14,000      5,086
    Brilliance China Automotive Holdings, Ltd............    340,000    378,543
    Broad Greenstate International Co., Ltd..............    112,000     17,321
*   BYD Electronic International Co., Ltd................    287,500    219,240
    C C Land Holdings, Ltd...............................    586,125    151,138
#*  C.banner International Holdings, Ltd.................    128,000     45,858
    Cabbeen Fashion, Ltd.................................     64,000     20,218
    Carrianna Group Holdings Co., Ltd....................    102,000      9,730
    CECEP COSTIN New Materials Group, Ltd................    186,000     14,916
    Central China Real Estate, Ltd.......................    181,194     35,515
#   Central China Securities Co., Ltd. Class H...........     41,000     17,264
    Century Sunshine Group Holdings, Ltd.................    680,000     27,668
    Changshouhua Food Co., Ltd...........................    110,000     48,243
#   Chaowei Power Holdings, Ltd..........................    158,000    102,306
*   Chia Tai Enterprises International, Ltd..............     10,620      2,949
*   Chigo Holding, Ltd...................................  1,680,000     18,212
    China Aerospace International Holdings, Ltd..........    998,000    127,705
#*  China Agri-Industries Holdings, Ltd..................    986,800    344,318
#   China Aircraft Leasing Group Holdings, Ltd...........     20,500     21,832
#   China All Access Holdings, Ltd.......................    266,000     84,012
    China Aoyuan Property Group, Ltd.....................    495,000    104,141
*   China Automation Group, Ltd..........................    134,000     20,477
    China BlueChemical, Ltd. Class H.....................    753,143    150,934
    China Cinda Asset Management Co., Ltd. Class H.......  1,146,000    373,479
    China CITIC Bank Corp., Ltd. Class H.................    751,000    476,033
*   China Coal Energy Co., Ltd. Class H..................    596,000    315,411
    China Communications Services Corp., Ltd. Class H....    750,800    408,337
    China Construction Bank Corp. Class H................ 13,184,990  8,867,436
*   China Datang Corp. Renewable Power Co., Ltd.
      Class H............................................    690,000     71,257
    China Dongxiang Group Co., Ltd.......................  1,068,000    210,823
*   China Dredging Environment Protection Holdings,
      Ltd................................................    197,000     19,108
*   China Dynamics Holdings, Ltd.........................    980,000     36,128
#*  China Eastern Airlines Corp., Ltd. Class H...........    392,000    219,874
#   China Electronics Corp. Holdings Co., Ltd............    162,000     38,944
    China Everbright Bank Co., Ltd. Class H..............    687,000    299,407
    China Everbright International, Ltd..................    543,000    588,060
    China Everbright, Ltd................................    332,000    635,948
#   China Evergrande Group...............................  1,830,000  1,156,143

                                     1380

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                          --------- ----------
CHINA -- (Continued)
*   China Fiber Optic Network System Group, Ltd..........   396,000 $   32,775
    China Financial Services Holdings, Ltd...............   182,000     14,114
#   China Foods, Ltd.....................................   252,000     96,127
    China Galaxy Securities Co., Ltd. Class H............   825,000    715,919
    China Gas Holdings, Ltd..............................   322,000    509,733
*   China Glass Holdings, Ltd............................   200,000     26,614
*   China Greenland Rundong Auto Group, Ltd..............    45,000     20,312
#*  China Hanking Holdings, Ltd..........................    65,000      5,960
    China Harmony New Energy Auto Holding, Ltd...........   192,500    108,355
*   China High Precision Automation Group, Ltd...........    73,000      2,152
    China High Speed Transmission Equipment Group Co.,
      Ltd................................................   386,993    302,833
#   China Hongqiao Group, Ltd............................   488,000    326,460
*   China Huiyuan Juice Group, Ltd.......................   296,000    102,355
#   China International Marine Containers Group Co.,
      Ltd. Class H.......................................    72,400     83,659
*   China ITS Holdings Co., Ltd..........................   164,000     14,608
    China Jinmao Holdings Group, Ltd..................... 1,591,120    444,401
    China Lesso Group Holdings, Ltd......................   406,000    230,349
#   China Life Insurance Co., Ltd. ADR...................    57,804    651,451
    China Life Insurance Co., Ltd. Class H...............   144,000    326,633
    China Lilang, Ltd....................................   171,000    110,156
*   China Longevity Group Co., Ltd.......................    30,000        994
    China Longyuan Power Group Corp., Ltd. Class H.......   694,000    558,675
#*  China Lumena New Materials Corp......................   936,000         --
    China Medical System Holdings, Ltd...................   286,000    421,312
    China Mengniu Dairy Co., Ltd.........................   316,000    529,386
    China Merchants Bank Co., Ltd. Class H...............   615,598  1,320,061
    China Merchants Holdings International Co., Ltd......   293,690    863,797
    China Merchants Land, Ltd............................   584,000     92,796
*   China Metal Recycling Holdings, Ltd..................   130,581         --
    China Minsheng Banking Corp., Ltd. Class H...........   810,600    847,497
    China Mobile, Ltd....................................    94,000  1,164,051
    China Mobile, Ltd. Sponsored ADR.....................   155,765  9,671,449
#   China Modern Dairy Holdings, Ltd.....................   755,000     99,440
    China Molybdenum Co., Ltd. Class H...................   207,000     47,145
    China National Materials Co., Ltd. Class H...........   500,000    122,957
*   China New Town Development Co., Ltd..................   416,254     14,501
#   China NT Pharma Group Co., Ltd.......................   129,500     34,102
#*  China Ocean Resources Co., Ltd.......................    49,842     59,475
*   China Oil & Gas Group, Ltd........................... 1,810,000    133,294
#   China Oilfield Services, Ltd. Class H................   392,000    310,190
*   China Overseas Grand Oceans Group, Ltd...............   406,500    116,818
    China Overseas Land & Investment, Ltd................   696,000  2,295,802
    China Overseas Property Holdings, Ltd................   292,000     61,205
    China Pacific Insurance Group Co., Ltd. Class H......   170,200    604,842
#   China Pioneer Pharma Holdings, Ltd...................   119,000     28,289
    China Power International Development, Ltd........... 1,004,000    409,947
#   China Power New Energy Development Co., Ltd..........   150,000     89,745
#*  China Precious Metal Resources Holdings Co., Ltd..... 1,426,000     44,902
*   China Properties Group, Ltd..........................   128,000     27,899
#   China Railway Construction Corp., Ltd. Class H.......   171,500    206,761
*   China Railway Group, Ltd. Class H....................   374,000    282,933
#*  China Rare Earth Holdings, Ltd.......................   771,200     54,797
#   China Resources Cement Holdings, Ltd.................   746,000    271,497

                                     1381

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
CHINA -- (Continued)
#   China Resources Gas Group, Ltd........................   188,000 $  552,453
    China Resources Land, Ltd.............................   516,222  1,287,627
    China Resources Power Holdings Co., Ltd...............   425,903    680,667
*   China Sanjiang Fine Chemicals Co., Ltd................   181,000     40,064
    China SCE Property Holdings, Ltd......................   499,600    105,115
#*  China Shanshui Cement Group, Ltd......................   660,790    231,426
#*  China Shengmu Organic Milk, Ltd.......................   119,000     23,495
    China Shenhua Energy Co., Ltd. Class H................   374,884    719,771
    China Shineway Pharmaceutical Group, Ltd..............   124,000    131,122
    China Shipping Development Co., Ltd. Class H..........   287,654    163,165
#   China Silver Group, Ltd...............................   120,000     28,547
#   China Singyes Solar Technologies Holdings,
       Ltd................................................   209,999     84,795
#   China South City Holdings, Ltd........................ 1,134,000    233,105
    China Southern Airlines Co., Ltd. Class H.............   314,000    207,052
    China Southern Airlines Co., Ltd. Sponsored ADR.......     6,230    206,462
    China State Construction International Holdings,
       Ltd................................................   235,919    316,174
#   China Suntien Green Energy Corp., Ltd. Class H........   647,000     74,340
*   China Taifeng Beddings Holdings, Ltd..................   134,000      3,497
*   China Taiping Insurance Holdings Co., Ltd.............   388,012    763,425
    China Telecom Corp., Ltd. ADR.........................    16,175    803,412
    China Telecom Corp., Ltd. Class H.....................    16,000      7,908
#*  China Tian Lun Gas Holdings, Ltd......................    79,500     60,716
    China Travel International Investment Hong Kong,
       Ltd................................................   800,000    227,461
    China Unicom Hong Kong, Ltd........................... 1,634,000  1,740,715
    China Unicom Hong Kong, Ltd. ADR......................    98,464  1,040,764
    China Vanke Co., Ltd. Class H.........................   222,400    504,280
    China Water Affairs Group, Ltd........................   266,000    163,750
#*  China Water Industry Group, Ltd.......................   216,000     35,413
    China Yongda Automobiles Services Holdings, Ltd.......     8,500      4,168
#*  China Yurun Food Group, Ltd...........................   581,000     84,846
    China ZhengTong Auto Services Holdings, Ltd...........   419,500    171,279
#   China Zhongwang Holdings, Ltd.........................   659,118    294,825
*   Chinasoft International, Ltd..........................   216,000     87,200
    Chongqing Machinery & Electric Co., Ltd. Class H......   476,000     52,223
    Chongqing Rural Commercial Bank Co., Ltd. Class H.....   813,000    427,848
*   Chu Kong Petroleum & Natural Gas Steel Pipe Holdings,
      Ltd.................................................    92,000     13,904
    CIFI Holdings Group Co., Ltd.......................... 1,118,000    291,723
#   CIMC Enric Holdings, Ltd..............................   138,000     54,962
*   CITIC Dameng Holdings, Ltd............................   235,000     14,006
#*  CITIC Resources Holdings, Ltd......................... 1,074,000    115,388
    CITIC Securities Co., Ltd. Class H....................   409,500    874,862
    CITIC, Ltd............................................   976,433  1,481,697
*   Citychamp Watch & Jewellery Group, Ltd................   622,000    130,098
    Clear Media, Ltd......................................    24,000     22,001
#   CNOOC, Ltd. Sponsored ADR.............................    28,599  3,443,034
#*  Cogobuy Group.........................................    66,000     98,829
#   Comba Telecom Systems Holdings, Ltd...................   569,576     92,088
*   Comtec Solar Systems Group, Ltd.......................   278,000     18,301
    Concord New Energy Group, Ltd......................... 1,414,648     86,832
    Consun Pharmaceutical Group, Ltd......................    54,000     26,835
*   Coolpad Group, Ltd.................................... 1,352,000    237,784
    COSCO Pacific, Ltd....................................   485,051    500,950
*   Coslight Technology International Group Co., Ltd......    52,000     23,128

                                     1382

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES   VALUE++
                                                             --------- --------
CHINA -- (Continued)
#   Cosmo Lady China Holdings Co., Ltd......................    39,000 $ 15,045
    Country Garden Holdings Co., Ltd........................ 1,641,000  669,517
    CP Pokphand Co., Ltd.................................... 1,498,000  174,125
    CPMC Holdings, Ltd......................................   201,000   88,247
    CSPC Pharmaceutical Group, Ltd..........................   902,000  781,029
    CSSC Offshore and Marine Engineering Group Co., Ltd.
      Class H...............................................    14,000   21,166
    CT Environmental Group, Ltd.............................   656,000  199,878
*   DaChan Food Asia, Ltd...................................    57,000    6,028
    Dah Chong Hong Holdings, Ltd............................   370,000  182,520
#   Dalian Port PDA Co., Ltd. Class H.......................   266,800   56,203
*   Daphne International Holdings, Ltd......................   418,000   53,989
#   Datang International Power Generation Co., Ltd.
       Class H..............................................   644,000  167,326
    Dawnrays Pharmaceutical Holdings, Ltd...................   124,000   81,255
*   DBA Telecommunication Asia Holdings, Ltd................   112,000      947
#   Digital China Holdings, Ltd.............................   305,000  237,669
#   Dongfang Electric Corp., Ltd. Class H...................    98,000   77,705
#   Dongjiang Environmental Co., Ltd. Class H...............    16,200   26,932
    Dongyue Group, Ltd......................................   485,000   85,643
    Dynagreen Environmental Protection Group Co., Ltd.
      Class H...............................................    58,000   27,537
    Embry Holdings, Ltd.....................................    14,000    6,572
    ENN Energy Holdings, Ltd................................   176,000  840,530
    EVA Precision Industrial Holdings, Ltd..................   342,000   29,171
    Fantasia Holdings Group Co., Ltd........................   787,500  108,879
    Far East Horizon, Ltd...................................   209,000  164,822
#   First Tractor Co., Ltd. Class H.........................    68,000   35,084
*   Forgame Holdings, Ltd...................................     4,800    6,506
    Fosun International, Ltd................................   237,955  312,222
    Fu Shou Yuan International Group, Ltd...................    15,000   10,081
#   Fufeng Group, Ltd.......................................   444,400  153,888
#   Fuguiniao Co., Ltd. Class H.............................    51,000   25,523
    Fullshare Holdings, Ltd.................................   235,000  101,933
    Future Land Development Holdings, Ltd...................   606,000   93,133
#   GCL-Poly Energy Holdings, Ltd........................... 5,026,000  691,287
    Geely Automobile Holdings, Ltd..........................   955,000  629,889
*   Glorious Property Holdings, Ltd......................... 1,043,000   95,692
#   Golden Eagle Retail Group, Ltd..........................   169,000  189,803
    Goldlion Holdings, Ltd..................................    61,152   23,889
    Goldpac Group, Ltd......................................    85,000   23,618
#   GOME Electrical Appliances Holding, Ltd................. 4,512,940  548,551
    Good Friend International Holdings, Inc.................    22,000    5,151
    Goodbaby International Holdings, Ltd....................   170,000   77,866
    Greatview Aseptic Packaging Co., Ltd....................   213,000  110,648
#*  Greenland Hong Kong Holdings, Ltd.......................   384,000  115,710
#*  Greentown China Holdings, Ltd...........................   294,500  214,193
    Guangdong Investment, Ltd...............................   544,000  835,987
*   Guangdong Land Holdings, Ltd............................   142,000   38,891
    Guangdong Yueyun Transportation Co., Ltd. Class H.......    33,000   18,587
    Guangshen Railway Co., Ltd. Class H.....................    54,000   26,470
    Guangshen Railway Co., Ltd. Sponsored ADR...............     6,762  165,263
    Guangzhou Automobile Group Co., Ltd. Class H............   139,740  179,758
#   Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd.
      Class H...............................................    20,000   49,647
    Guangzhou R&F Properties Co., Ltd. Class H..............   360,400  546,931
*   Guodian Technology & Environment Group Corp., Ltd.
      Class H...............................................   235,000   13,526

                                     1383

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
CHINA -- (Continued)
*   Haichang Ocean Park Holdings, Ltd....................    119,000 $   24,152
    Haier Electronics Group Co., Ltd.....................    272,000    456,920
    Haitian International Holdings, Ltd..................    135,000    226,641
    Haitong Securities Co., Ltd. Class H.................    290,400    474,086
*   Hanergy Thin Film Power Group, Ltd...................  1,016,000     27,480
    Hengan International Group Co., Ltd..................    121,500  1,022,715
*   Hengdeli Holdings, Ltd...............................    967,200     99,979
*   Hi Sun Technology China, Ltd.........................    126,000     20,926
#   Hilong Holding, Ltd..................................    448,000     61,042
*   HKC Holdings, Ltd....................................  1,068,098     20,330
    HNA Infrastructure Co., Ltd..........................     65,000     69,880
*   Honghua Group, Ltd...................................    834,000     40,553
    Honworld Group, Ltd..................................     25,500     16,150
#   Hopewell Highway Infrastructure, Ltd.................    267,972    137,285
    Hopson Development Holdings, Ltd.....................    293,000    268,153
#   HOSA International, Ltd..............................    118,000     39,582
#   Hua Han Health Industry Holdings, Ltd................  1,184,000    108,712
    Huadian Fuxin Energy Corp., Ltd. Class H.............    782,000    182,952
    Huadian Power International Corp., Ltd. Class H......    382,000    181,130
    Huaneng Power International, Inc. Class H............    352,000    216,850
    Huaneng Power International, Inc. Sponsored ADR......      6,108    150,196
    Huaneng Renewables Corp., Ltd. Class H...............  1,514,000    486,034
    Huatai Securities Co., Ltd. Class H..................     71,000    145,472
#   Huishang Bank Corp., Ltd. Class H....................    228,000    107,704
    Industrial & Commercial Bank of China, Ltd.
       Class H........................................... 10,111,017  5,768,240
    Inspur International, Ltd............................     45,000      8,843
#   Intime Retail Group Co., Ltd.........................    269,000    212,324
    Jiangnan Group, Ltd..................................    488,000     85,701
    Jiangsu Expressway Co., Ltd. Class H.................    270,000    381,987
    Jiangxi Copper Co., Ltd. Class H.....................    301,000    345,947
    Ju Teng International Holdings, Ltd..................    316,000    100,590
*   Kai Yuan Holdings, Ltd...............................  1,320,000      7,321
#*  Kaisa Group Holdings, Ltd............................    662,000     24,958
    Kangda International Environmental Co., Ltd..........    121,000     24,459
*   Kasen International Holdings, Ltd....................    254,000     46,167
    Kingboard Chemical Holdings, Ltd.....................    290,900    628,534
    Kingboard Laminates Holdings, Ltd....................    281,973    179,836
#*  Kingdee International Software Group Co., Ltd........    328,000    104,016
#   Koradior Holdings, Ltd...............................     17,000     24,989
#   Kunlun Energy Co., Ltd...............................  1,252,000    952,148
    KWG Property Holding, Ltd............................    510,330    316,622
*   Labixiaoxin Snacks Group, Ltd........................     73,000      5,276
    Lai Fung Holdings, Ltd...............................  1,735,000     32,024
    Le Saunda Holdings, Ltd..............................     92,400     18,371
    Lee & Man Chemical Co., Ltd..........................     28,000      8,491
    Lee & Man Paper Manufacturing, Ltd...................    205,000    158,524
#   Lee's Pharmaceutical Holdings, Ltd...................     45,500     35,797
    Lenovo Group, Ltd....................................  1,482,000    960,410
    Leoch International Technology, Ltd..................    148,000     15,317
*   Lianhua Supermarket Holdings Co., Ltd. Class H.......    163,200     65,291
#*  Lifetech Scientific Corp.............................    446,000     83,041
    Livzon Pharmaceutical Group, Inc. Class H............      8,900     44,165
    Logan Property Holdings Co., Ltd.....................    194,000     74,081

                                     1384

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
CHINA -- (Continued)
    Longfor Properties Co., Ltd...........................   368,000 $  504,018
    Lonking Holdings, Ltd.................................   817,000    121,424
#*  Luye Pharma Group, Ltd................................   142,000     92,243
#*  Maanshan Iron & Steel Co., Ltd. Class H...............   464,000    103,835
    Maoye International Holdings, Ltd.....................   583,000     54,975
    Metallurgical Corp. of China, Ltd. Class H............   278,000     84,915
*   Microport Scientific Corp.............................    77,000     41,875
*   MIE Holdings Corp.....................................   542,000     49,858
    MIN XIN Holdings, Ltd.................................    66,000     68,319
*   Mingfa Group International Co., Ltd...................   374,000     91,109
    Minmetals Land, Ltd...................................   347,644     42,675
    Minth Group, Ltd......................................    78,000    252,551
#*  MMG, Ltd..............................................   740,000    177,926
    MOBI Development Co., Ltd.............................   100,000     12,157
    Nature Home Holding Co., Ltd..........................    19,000      3,187
    New China Life Insurance Co., Ltd. Class H............    87,400    310,934
    New World Department Store China, Ltd.................   209,000     26,724
    Nexteer Automotive Group, Ltd.........................    49,000     48,600
    Nine Dragons Paper Holdings, Ltd......................   372,000    296,570
#*  North Mining Shares Co., Ltd.......................... 1,710,000     38,639
    NVC Lighting Holdings, Ltd............................   403,000     43,673
*   O-Net Technologies Group, Ltd.........................    65,000     24,769
*   Optics Valley Union Holding Co, Ltd...................   252,000     25,726
    Overseas Chinese Town Asia Holdings, Ltd..............   154,000     51,755
    Pacific Online, Ltd...................................   219,000     56,905
    Parkson Retail Group, Ltd.............................   656,500     56,860
#   PAX Global Technology, Ltd............................   108,000     89,539
    Peak Sport Products Co., Ltd..........................   248,000     76,584
    People's Insurance Co. Group of China, Ltd. (The)
      Class H............................................. 1,398,000    540,098
#   Phoenix Healthcare Group Co., Ltd.....................    43,500     64,546
    Phoenix Satellite Television Holdings, Ltd............   230,000     50,887
    PICC Property & Casualty Co., Ltd. Class H............   916,388  1,427,883
    Ping An Insurance Group Co. of China, Ltd. Class H....   859,500  4,033,702
    Poly Culture Group Corp., Ltd. Class H................    19,200     49,858
#*  Poly Property Group Co., Ltd..........................   889,111    240,216
*   Pou Sheng International Holdings, Ltd.................   403,687    115,239
    Powerlong Real Estate Holdings, Ltd...................   493,000    111,477
*   Prosperity International Holdings HK, Ltd.............   700,000     16,215
*   PW Medtech Group, Ltd.................................   223,000     57,951
    Qingdao Port International Co., Ltd. Class H..........    23,000     10,521
    Qingling Motors Co., Ltd. Class H.....................   186,000     59,552
    Qinhuangdao Port Co., Ltd. Class H....................    33,000      8,052
*   Qinqin Foodstuffs Group Cayman Co., Ltd...............    24,300      8,958
*   Qunxing Paper Holdings Co., Ltd.......................   124,416      6,062
    Real Nutriceutical Group, Ltd.........................   445,000     41,404
#*  Renhe Commercial Holdings Co., Ltd.................... 6,579,854    167,497
    Road King Infrastructure, Ltd.........................    98,000     81,155
#*  Sany Heavy Equipment International Holdings Co.,
       Ltd................................................   344,000     56,051
*   Scud Group, Ltd.......................................   206,000      5,178
#*  Semiconductor Manufacturing International Corp........ 5,259,000    426,349
*   Semiconductor Manufacturing International Corp. ADR...    35,721    145,027
    Shandong Chenming Paper Holdings, Ltd. Class H........   105,500     88,523
    Shandong Weigao Group Medical Polymer Co., Ltd.
      Class H.............................................   284,000    158,794

                                     1385

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
CHINA -- (Continued)
*   Shanghai Fudan Microelectronics Group Co., Ltd.
      Class H............................................    30,000 $    24,297
#   Shanghai Industrial Urban Development Group, Ltd.....   636,000     143,771
    Shanghai Jin Jiang International Hotels Group Co.,
      Ltd. Class H.......................................   138,000      45,202
    Shanghai Prime Machinery Co., Ltd. Class H...........   278,000      40,940
*   Shanghai Zendai Property, Ltd........................   205,000       3,813
*   Shengli Oil & Gas Pipe Holdings, Ltd.................   144,000       6,043
    Shenguan Holdings Group, Ltd.........................   550,000      45,469
    Shenzhen Expressway Co., Ltd. Class H................   214,000     202,068
    Shenzhen International Holdings, Ltd.................   239,871     349,514
    Shenzhen Investment, Ltd............................. 1,064,961     434,778
#   Shenzhou International Group Holdings, Ltd...........   111,000     585,954
    Shimao Property Holdings, Ltd........................   596,356     780,894
*   Shougang Concord International Enterprises Co.,
      Ltd................................................ 1,692,000      49,405
#   Shougang Fushan Resources Group, Ltd................. 1,016,000     181,020
#   Shui On Land, Ltd.................................... 1,537,521     415,217
*   Shunfeng International Clean Energy, Ltd.............   438,000      55,578
    Sichuan Expressway Co., Ltd. Class H.................   284,000      97,571
    Sino Biopharmaceutical, Ltd.......................... 1,003,000     671,957
#*  Sino Oil And Gas Holdings, Ltd....................... 4,990,000     150,821
    Sino-Ocean Land Holdings, Ltd........................   975,503     413,356
#   Sinofert Holdings, Ltd...............................   996,000     118,405
*   Sinolink Worldwide Holdings, Ltd.....................   322,000      32,018
    SinoMedia Holding, Ltd...............................   118,644      24,674
    Sinopec Kantons Holdings, Ltd........................   198,000     103,177
#*  Sinopec Oilfield Service Corp. Class H...............   358,000      66,738
    Sinopec Shanghai Petrochemical Co., Ltd. Class H.....   186,000      91,034
    Sinopharm Group Co., Ltd. Class H....................   181,200     880,261
#   Sinosoft Technology Group, Ltd.......................   124,000      68,391
*   Sinotrans Shipping, Ltd..............................   573,173      88,186
    Sinotrans, Ltd. Class H..............................   512,000     234,949
    Sinotruk Hong Kong, Ltd..............................   263,500     117,806
    SITC International Holdings Co., Ltd.................   228,000     135,082
    Skyworth Digital Holdings, Ltd.......................   522,412     391,279
#   SMI Holdings Group, Ltd..............................   408,000      36,353
#   SOHO China, Ltd......................................   908,912     420,292
*   Solargiga Energy Holdings, Ltd.......................    14,000         280
*   Sound Global, Ltd....................................    47,000      18,053
*   Sparkle Roll Group, Ltd..............................   456,000      25,921
    Springland International Holdings, Ltd...............   136,000      16,863
#*  SPT Energy Group, Inc................................   270,000      16,588
*   SRE Group, Ltd....................................... 2,226,857      64,878
#   SSY Group, Ltd.......................................   799,719     249,707
#   Sun Art Retail Group, Ltd............................   644,500     448,232
#   Sunac China Holdings, Ltd............................   631,000     397,224
#   Sunny Optical Technology Group Co., Ltd..............   163,000     650,722
    TCC International Holdings, Ltd......................   620,692     108,392
    TCL Communication Technology Holdings, Ltd...........   243,000     218,585
#*  TCL Multimedia Technology Holdings, Ltd..............    88,000      47,906
#   Technovator International, Ltd.......................    76,000      32,456
    Tencent Holdings, Ltd................................   658,300  15,900,002
    Tenfu Cayman Holdings Co., Ltd.......................    34,000      10,949
    Texhong Textile Group, Ltd...........................   125,000     166,819
#   Tian An China Investment Co., Ltd....................    62,000      34,054

                                     1386

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES   VALUE++
                                                             --------- --------
CHINA -- (Continued)
    Tian Shan Development Holdings, Ltd.....................   104,000 $ 39,023
    Tiangong International Co., Ltd.........................   536,000   40,171
    Tianjin Capital Environmental Protection Group Co.,
      Ltd. Class H..........................................    40,000   18,877
    Tianjin Development Holdings, Ltd.......................    80,000   36,851
    Tianjin Port Development Holdings, Ltd..................   744,000  110,604
    Tianneng Power International, Ltd.......................   240,000  165,525
*   Tianyi Summi Holdings, Ltd..............................   108,000    9,757
#   Tingyi Cayman Islands Holding Corp......................   628,000  544,807
    Tomson Group, Ltd.......................................    74,393   23,798
    Tong Ren Tang Technologies Co., Ltd. Class H............   133,000  209,893
#   Tongda Group Holdings, Ltd.............................. 1,160,000  233,931
    Tonly Electronics Holdings, Ltd.........................    22,200   10,101
#   Towngas China Co., Ltd..................................   357,000  217,178
    TPV Technology, Ltd.....................................   401,412   78,351
    Travelsky Technology, Ltd. Class H......................   174,500  334,912
#   Trigiant Group, Ltd.....................................   190,000   30,910
    Truly International Holdings, Ltd.......................   641,140  349,774
#   Uni-President China Holdings, Ltd.......................   224,966  172,719
*   United Energy Group, Ltd................................   808,000   31,489
    Universal Health International Group Holding, Ltd.......   392,000   21,012
#   V1 Group, Ltd...........................................   746,000   38,113
#   Want Want China Holdings, Ltd........................... 1,044,000  641,085
#   Wasion Group Holdings, Ltd..............................   144,000   81,743
    Weichai Power Co., Ltd. Class H.........................   224,560  270,042
    Weiqiao Textile Co. Class H.............................   172,500  137,975
    Welling Holding, Ltd....................................   450,800   84,535
#*  West China Cement, Ltd..................................   636,000   59,975
*   Wisdom Sports Group.....................................   255,000   73,898
    Xiamen International Port Co., Ltd. Class H.............   360,000   69,335
#*  Xinchen China Power Holdings, Ltd.......................   128,000   18,372
    Xingda International Holdings, Ltd......................   363,000   93,338
*   Xinhua Winshare Publishing and Media Co., Ltd.
      Class H...............................................    75,000   79,991
#   Xinjiang Goldwind Science & Technology Co., Ltd.
      Class H...............................................    56,000   76,162
*   Xinjiang Xinxin Mining Industry Co., Ltd. Class H.......   236,000   25,630
#   Xinyi Solar Holdings, Ltd...............................   722,000  277,198
*   Xiwang Special Steel Co., Ltd...........................   160,000   13,652
#   XTEP International Holdings, Ltd........................    90,500   46,652
*   Yanchang Petroleum International, Ltd................... 2,200,000   56,590
#   Yanzhou Coal Mining Co., Ltd. Class H...................   226,000  139,527
#   Yanzhou Coal Mining Co., Ltd. Sponsored ADR.............    17,888  111,979
#   Yashili International Holdings, Ltd.....................    91,000   19,755
    Yida China Holdings, Ltd................................    36,000   14,211
    Yingde Gases Group Co., Ltd.............................   465,000  165,786
    Yip's Chemical Holdings, Ltd............................    88,000   33,987
    Youyuan International Holdings, Ltd.....................    90,920   25,693
*   Yuanda China Holdings, Ltd..............................   334,000   10,024
    Yuexiu Property Co., Ltd................................ 3,067,292  396,296
    Yuexiu Transport Infrastructure, Ltd....................   198,752  131,367
    Yuzhou Properties Co., Ltd..............................   581,200  171,597
*   Zall Group, Ltd.........................................   240,000  124,149
#   Zhaojin Mining Industry Co., Ltd. Class H...............   105,000  121,435
    Zhejiang Expressway Co., Ltd. Class H...................   370,000  383,190
#   Zhengzhou Coal Mining Machinery Group
      Co., Ltd. Class H.....................................    37,200   15,369

                                     1387

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- ------------
CHINA -- (Continued)
*   Zhong An Real Estate, Ltd............................. 245,000 $     22,120
#   Zhongsheng Group Holdings, Ltd........................ 268,000      165,505
    Zhuzhou CRRC Times Electric Co., Ltd..................  82,750      457,837
    Zijin Mining Group Co., Ltd. Class H.................. 502,000      183,525
    Zoomlion Heavy Industry Science and Technology Co.,
      Ltd. Class H........................................ 318,200      108,200
    ZTE Corp. Class H.....................................  82,720      111,558
                                                                   ------------
TOTAL CHINA...............................................          141,601,196
                                                                   ------------
COLOMBIA -- (0.4%)
    Almacenes Exito SA....................................  56,848      259,242
    Banco de Bogota SA....................................   6,775      128,659
    Bancolombia SA........................................  78,705      622,974
    Bancolombia SA Sponsored ADR..........................  24,147      824,862
    Celsia SA ESP......................................... 115,849      142,075
    Cementos Argos SA.....................................  62,529      234,229
*   Cemex Latam Holdings SA...............................  81,853      330,612
    Constructora Conconcreto SA...........................   2,809          997
    Corp. Financiera Colombiana SA........................  14,683      183,557
*   Ecopetrol SA.......................................... 726,306      307,556
    Ecopetrol SA Sponsored ADR............................  35,723      305,432
    Empresa de Energia de Bogota SA ESP................... 339,656      200,253
    Empresa de Telecomunicaciones de Bogota............... 193,442       37,806
    Grupo Aval Acciones y Valores SA......................  12,451       95,997
    Grupo de Inversiones Suramericana SA..................  31,593      394,347
    Grupo Nutresa SA......................................  43,713      359,102
    Interconexion Electrica SA ESP........................ 136,072      402,897
    Mineros SA............................................   5,269        4,149
                                                                   ------------
TOTAL COLOMBIA............................................            4,834,746
                                                                   ------------
CZECH REPUBLIC -- (0.2%)
    CEZ A.S...............................................  63,342    1,198,835
    Komercni banka A.S....................................  11,660      459,373
    O2 Czech Republic A.S.................................  19,413      189,405
    Pegas Nonwovens SA....................................   4,854      161,603
    Unipetrol A.S.........................................  17,641      127,660
                                                                   ------------
TOTAL CZECH REPUBLIC......................................            2,136,876
                                                                   ------------
EGYPT -- (0.1%)
    Commercial International Bank Egypt SAE GDR........... 213,565      809,923
*   Egyptian Financial Group-Hermes Holding Co. GDR.......   1,061        2,227
*   Global Telecom Holding SAE GDR........................ 128,853      228,281
                                                                   ------------
TOTAL EGYPT...............................................            1,040,431
                                                                   ------------
GREECE -- (0.2%)
    Aegean Airlines SA....................................  14,009      112,007
*   Alpha Bank AE.........................................  11,944       24,090
    Athens Water Supply & Sewage Co. SA (The).............   9,282       59,753
    Bank of Greece........................................      93          995
*   Ellaktor SA...........................................  37,044       56,191
    FF Group..............................................  11,777      290,700
*   Fourlis Holdings SA...................................  16,770       65,853
*   Frigoglass SAIC.......................................   9,710        1,640

                                     1388

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
GREECE -- (Continued)
*   GEK Terna Holding Real Estate Construction SA...........  19,516 $   42,594
    Hellenic Exchanges - Athens Stock Exchange SA...........  17,189     80,982
*   Hellenic Petroleum SA...................................  13,422     57,596
    Hellenic Telecommunications Organization SA.............  61,926    608,236
*   Intracom Holdings SA....................................  23,370      7,544
    JUMBO SA................................................  30,650    362,577
*   Lamda Development SA....................................  10,911     55,259
*   Marfin Investment Group Holdings SA..................... 371,966     50,076
    Metka Industrial - Construction SA......................  13,580    111,275
    Motor Oil Hellas Corinth Refineries SA..................  20,574    240,810
    Mytilineos Holdings SA..................................   9,396     41,273
*   National Bank of Greece SA..............................  18,817      4,330
*   Piraeus Bank SA.........................................   3,803        650
    Piraeus Port Authority SA...............................     988     14,685
*   Public Power Corp. SA...................................  23,407     74,246
    Terna Energy SA.........................................  15,305     45,610
    Titan Cement Co. SA.....................................   9,067    207,824
                                                                     ----------
TOTAL GREECE................................................          2,616,796
                                                                     ----------
HUNGARY -- (0.3%)
*   FHB Mortgage Bank P.L.C.................................   6,863     12,963
    Magyar Telekom Telecommunications P.L.C................. 257,469    411,910
    MOL Hungarian Oil & Gas P.L.C...........................  21,025  1,319,113
    OTP Bank P.L.C..........................................  49,831  1,215,181
                                                                     ----------
TOTAL HUNGARY...............................................          2,959,167
                                                                     ----------
INDIA -- (11.0%)
*   3M India, Ltd...........................................     434     95,180
    Aarti Industries........................................  15,895    132,047
    ABB India, Ltd..........................................   6,497    122,986
    ACC, Ltd................................................  17,177    434,200
    Adani Enterprises, Ltd..................................  75,237     90,651
    Adani Ports and Special Economic Zone, Ltd.............. 263,883    917,543
*   Adani Power, Ltd........................................ 523,616    219,269
*   Adani Transmissions, Ltd................................  75,237     44,021
*   Aditya Birla Fashion and Retail, Ltd.................... 134,550    290,870
    Aditya Birla Nuvo, Ltd..................................  27,821    593,144
*   Advanta, Ltd............................................  13,810    133,316
    Aegis Logistics, Ltd....................................  80,682    150,666
    Agro Tech Foods, Ltd....................................   1,273      9,395
    AIA Engineering, Ltd....................................  18,729    288,277
    Ajanta Pharma, Ltd......................................  12,996    345,228
    Akzo Nobel India, Ltd...................................   6,702    168,972
    Alembic Pharmaceuticals, Ltd............................  27,495    257,412
    Allahabad Bank..........................................  86,468    100,220
    Allcargo Logistics, Ltd.................................  28,076     89,419
*   Alok Industries, Ltd.................................... 324,602     19,512
*   Alstom India, Ltd.......................................   8,386     77,685
    Alstom T&D India, Ltd...................................   3,465     17,824
    Amara Raja Batteries, Ltd...............................  18,632    262,241
    Ambuja Cements, Ltd..................................... 173,796    705,705
*   Amtek Auto, Ltd.........................................  52,973     38,232

                                     1389

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
INDIA -- (Continued)
    Anant Raj, Ltd..........................................  45,218 $   38,690
    Andhra Bank............................................. 120,102    108,440
    Apar Industries, Ltd....................................   7,842     68,822
    Apollo Tyres, Ltd....................................... 164,832    407,244
*   Arvind Infrastructure, Ltd..............................   7,671     10,117
    Arvind, Ltd.............................................  87,969    402,919
*   Asahi India Glass, Ltd..................................   9,483     24,808
    Ashok Leyland, Ltd...................................... 229,295    328,339
    Ashoka Buildcon, Ltd....................................  13,901     32,949
    Asian Paints, Ltd.......................................  87,242  1,451,943
    Astral Polytechnik, Ltd.................................   3,489     26,857
    Atul, Ltd...............................................   7,223    207,530
    Axis Bank, Ltd.......................................... 267,620  2,190,349
    Bajaj Auto, Ltd.........................................  37,423  1,514,235
    Bajaj Corp., Ltd........................................  29,693    173,404
    Bajaj Electricals, Ltd..................................   7,154     28,724
    Bajaj Finance, Ltd......................................   9,241  1,434,818
    Bajaj Finserv, Ltd......................................  19,590    799,060
*   Bajaj Hindusthan Sugar, Ltd............................. 170,130     51,073
    Bajaj Holdings and Investment, Ltd......................  15,624    423,027
    Balkrishna Industries, Ltd..............................  22,976    249,050
    Ballarpur Industries, Ltd............................... 146,169     32,641
    Balmer Lawrie & Co., Ltd................................   7,131     66,987
*   Balrampur Chini Mills, Ltd..............................  57,266    112,915
    Bank of Baroda.......................................... 144,312    328,303
*   Bank of India...........................................  64,420    107,790
    Bank Of Maharashtra.....................................  36,741     17,819
    Bannari Amman Sugars, Ltd...............................     894     25,813
    BASF India, Ltd.........................................   4,569     72,685
    Bata India, Ltd.........................................  27,156    246,967
    BEML, Ltd...............................................   8,527    129,251
    Berger Paints India, Ltd................................ 106,165    378,209
*   BGR Energy Systems, Ltd.................................   7,400     13,387
    Bharat Forge, Ltd.......................................  67,209    760,628
    Bharat Petroleum Corp., Ltd............................. 103,816    919,267
    Bharti Airtel, Ltd...................................... 330,719  1,790,151
    Bharti Retail DM2.......................................  74,309    145,379
    Biocon, Ltd.............................................  37,418    463,861
    Birla Corp., Ltd........................................   9,090     76,371
    Blue Star, Ltd..........................................  16,170    117,642
    Bombay Dyeing & Manufacturing Co., Ltd..................  82,115     57,429
    Bosch, Ltd..............................................     761    285,430
    Brigade Enterprises, Ltd................................  10,446     26,931
    Britannia Industries, Ltd...............................   4,416    193,796
    Cairn India, Ltd........................................ 219,928    638,442
    Can Fin Homes, Ltd......................................   3,033     60,891
    Canara Bank.............................................  57,905    216,977
    Carborundum Universal, Ltd..............................  35,694    136,356
    CCL Products India, Ltd.................................  31,588    122,101
    Ceat, Ltd...............................................  13,404    173,184
*   Central Bank Of India...................................  11,433     16,652
    Century Plyboards India, Ltd............................  37,659    132,515
    Century Textiles & Industries, Ltd......................  12,149    127,017

                                     1390

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
INDIA -- (Continued)
    Cera Sanitaryware, Ltd....................................   1,579 $ 55,178
    CESC, Ltd.................................................  37,489  343,989
    Chambal Fertilizers and Chemicals, Ltd....................  85,754   82,637
*   Chennai Petroleum Corp., Ltd..............................  27,882  111,076
*   Chennai Super Kings Cricket, Ltd.......................... 130,176    1,640
    Cholamandalam Investment and Finance Co., Ltd.............  15,647  255,317
    City Union Bank, Ltd......................................  48,696   93,939
*   Clariant Chemicals India, Ltd.............................   4,445   48,252
    Colgate-Palmolive India, Ltd..............................  34,720  485,431
    Container Corp. Of India, Ltd.............................  12,541  282,141
    Coromandel International, Ltd.............................  43,846  167,356
*   Corp. Bank................................................  99,087   61,503
    Cox & Kings, Ltd..........................................  51,200  146,745
    Credit Analysis & Research, Ltd...........................   8,973  142,171
    CRISIL, Ltd...............................................   8,791  265,844
*   Crompton Greaves Consumer Electricals, Ltd................ 196,701  460,736
*   Crompton Greaves, Ltd..................................... 196,701  232,674
    Cummins India, Ltd........................................  15,021  196,191
    Cyient, Ltd...............................................  22,530  167,678
    Dabur India, Ltd.......................................... 155,559  707,245
    Dalmia Bharat, Ltd........................................  25,540  552,371
    DB Corp., Ltd.............................................   3,444   20,922
*   DB Realty, Ltd............................................  62,003   51,092
*   DCB Bank, Ltd............................................. 106,692  177,272
    DCM Shriram, Ltd..........................................  29,728  105,451
    Deepak Fertilisers & Petrochemicals Corp., Ltd............  12,197   30,148
*   DEN Networks, Ltd.........................................  39,169   50,867
*   Dena Bank................................................. 122,178   70,946
    Dewan Housing Finance Corp., Ltd..........................  88,918  297,632
*   Dish TV India, Ltd........................................ 176,773  272,376
    Dishman Pharmaceuticals & Chemicals, Ltd..................  49,414  116,973
    Divi's Laboratories, Ltd..................................  41,416  742,994
    DLF, Ltd..................................................  97,179  235,504
*   Dynamatic Technologies, Ltd...............................   1,869   73,593
    eClerx Services, Ltd......................................  12,563  290,873
    Edelweiss Financial Services, Ltd......................... 182,269  259,446
    Eicher Motors, Ltd........................................   2,590  871,990
    EID Parry India, Ltd......................................  39,453  152,407
    EIH, Ltd..................................................  44,017   78,000
    Emami, Ltd................................................  24,719  422,925
    Engineers India, Ltd......................................  59,697  202,206
    Entertainment Network India, Ltd..........................   2,514   26,895
*   Eros International Media, Ltd.............................  11,209   38,948
    Escorts, Ltd..............................................  45,037  176,984
    Essel Propack, Ltd........................................  39,874  127,691
    Exide Industries, Ltd..................................... 137,659  369,662
    FAG Bearings India, Ltd...................................   3,338  204,184
    FDC, Ltd..................................................  22,498   64,213
    Federal Bank, Ltd......................................... 593,955  574,028
*   Federal-Mogul Goetze India, Ltd...........................   3,768   20,681
    Finolex Cables, Ltd.......................................  37,138  219,371
    Finolex Industries, Ltd...................................  22,600  158,364
*   Firstsource Solutions, Ltd................................ 142,208   99,192

                                     1391

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE++
                                                          ------- ----------
INDIA -- (Continued)
*   Future Consumer Enterprise, Ltd...................... 239,940 $   79,357
    Future Enterprises, Ltd..............................  74,309     24,536
    Gabriel India, Ltd...................................  42,474     64,784
    GAIL India, Ltd......................................  96,597    552,323
    Gateway Distriparks, Ltd.............................  49,751    195,599
    GIC Housing Finance, Ltd.............................  12,531     56,153
    Gillette India, Ltd..................................     610     43,267
*   Global Offshore Services, Ltd........................   5,814     11,591
*   GMR Infrastructure, Ltd.............................. 731,708    156,750
    Godrej Consumer Products, Ltd........................  32,336    767,844
    Godrej Industries, Ltd...............................  28,014    180,678
*   Godrej Properties, Ltd...............................  25,977    140,127
    Granules India, Ltd..................................  66,237    141,621
    Graphite India, Ltd..................................  13,004     16,129
    Grasim Industries, Ltd...............................   3,807    278,713
    Great Eastern Shipping Co., Ltd. (The)...............  40,071    201,381
    Greaves Cotton, Ltd..................................  54,231    116,444
    Gruh Finance, Ltd....................................  62,134    274,067
    Gujarat Alkalies & Chemicals, Ltd....................  10,847     44,331
    Gujarat Fluorochemicals, Ltd.........................  12,879    121,306
    Gujarat Gas, Ltd.....................................  14,084    124,134
    Gujarat Mineral Development Corp., Ltd...............  44,395     52,610
*   Gujarat Narmada Valley Fertilizers & Chemicals,
       Ltd...............................................  14,377     33,236
*   Gujarat Pipavav Port, Ltd............................  76,202    195,934
    Gujarat State Fertilizers & Chemicals, Ltd...........  73,343     76,825
    Gujarat State Petronet, Ltd.......................... 106,230    211,280
*   GVK Power & Infrastructure, Ltd...................... 350,798     33,856
*   Hathway Cable & Datacom, Ltd......................... 113,680     54,093
    Havells India, Ltd................................... 122,416    712,678
*   HCL Infosystems, Ltd.................................  59,391     36,593
    HCL Technologies, Ltd................................ 173,864  1,955,623
    HDFC Bank, Ltd....................................... 193,056  3,599,951
    HEG, Ltd.............................................   2,331      6,563
*   HeidelbergCement India, Ltd..........................  39,068     74,189
    Hero MotoCorp, Ltd...................................  30,305  1,448,613
*   Hexa Tradex, Ltd.....................................   6,867      1,891
    Hexaware Technologies, Ltd...........................  80,122    263,412
*   Himachal Futuristic Communications, Ltd.............. 275,133     72,263
    Hindalco Industries, Ltd............................. 503,931  1,007,038
*   Hindustan Construction Co., Ltd...................... 110,597     38,544
    Hindustan Petroleum Corp., Ltd.......................  31,851    600,293
    Hindustan Unilever, Ltd.............................. 170,419  2,349,610
    Honeywell Automation India, Ltd......................     764    113,974
*   Housing Development & Infrastructure, Ltd............ 191,173    291,449
    Housing Development Finance Corp., Ltd...............  26,116    538,740
    HSIL, Ltd............................................  16,110     76,251
    HT Media, Ltd........................................  27,555     34,992
    Huhtamaki PPL, Ltd...................................   4,221     20,062
    ICICI Bank, Ltd...................................... 231,878    897,669
    ICICI Bank, Ltd. Sponsored ADR....................... 150,395  1,139,994
    ICRA, Ltd............................................     195     10,787
    IDBI Bank, Ltd....................................... 160,332    168,187
    Idea Cellular, Ltd................................... 552,762    868,903

                                     1392

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE++
                                                          ------- ----------
INDIA -- (Continued)
    IDFC Bank, Ltd.......................................  88,855 $   68,884
*   IDFC, Ltd............................................  88,855     73,097
*   IFB Industries, Ltd..................................   3,858     22,080
    IFCI, Ltd............................................ 442,086    192,378
    IIFL Holdings, Ltd................................... 110,552    448,888
    IL&FS Transportation Networks, Ltd...................  25,540     27,911
*   India Cements, Ltd. (The)............................ 130,176    242,489
    Indiabulls Housing Finance, Ltd......................  95,664  1,093,252
    Indian Bank..........................................  61,452    144,926
*   Indian Hotels Co., Ltd............................... 144,123    289,206
    Indian Oil Corp., Ltd................................ 139,541  1,133,393
*   Indian Overseas Bank................................. 159,455     65,817
    Indoco Remedies, Ltd.................................  16,097     74,118
    Indraprastha Gas, Ltd................................  18,747    181,934
    IndusInd Bank, Ltd...................................  58,849  1,033,664
    Infosys, Ltd......................................... 492,849  7,903,965
    Infosys, Ltd. Sponsored ADR..........................  94,315  1,549,595
    Ingersoll-Rand India, Ltd............................   3,519     40,976
*   Inox Leisure, Ltd....................................   9,791     35,912
*   Intellect Design Arena, Ltd..........................  24,242     79,596
    IRB Infrastructure Developers, Ltd...................  83,799    271,698
*   ITD Cementation India, Ltd...........................  17,120     37,882
    J Kumar Infraprojects, Ltd...........................   4,145     13,601
    Jagran Prakashan, Ltd................................  59,409    159,449
    Jain Irrigation Systems, Ltd......................... 207,676    220,644
*   Jaiprakash Power Ventures, Ltd....................... 256,079     23,444
    Jammu & Kashmir Bank, Ltd. (The)..................... 155,397    156,540
*   Jaypee Infratech, Ltd................................ 255,716     39,208
    JB Chemicals & Pharmaceuticals, Ltd..................  19,652     79,120
    JBF Industries, Ltd..................................  18,685     57,115
    Jindal Poly Films, Ltd...............................   2,316     14,964
    Jindal Saw, Ltd...................................... 110,767     84,621
*   Jindal Steel & Power, Ltd............................ 163,456    204,354
    JK Cement, Ltd.......................................   9,514    100,997
    JK Lakshmi Cement, Ltd...............................  21,717    137,714
    JK Tyre & Industries, Ltd............................  53,863     72,641
    JM Financial, Ltd.................................... 170,350    183,142
    JSW Energy, Ltd...................................... 310,323    384,872
*   JSW Holdings, Ltd....................................   1,476     29,642
    JSW Steel, Ltd.......................................  69,930  1,751,566
    Jubilant Foodworks, Ltd..............................  10,269    188,232
    Jubilant Life Sciences, Ltd..........................  23,150    116,824
    Just Dial, Ltd.......................................  10,150     84,259
    Jyothy Laboratories, Ltd.............................  18,325     78,859
    Kajaria Ceramics, Ltd................................  26,399    499,398
    Kalpataru Power Transmission, Ltd....................  29,121    118,775
    Kansai Nerolac Paints, Ltd...........................  52,629    271,206
    Karnataka Bank, Ltd. (The)...........................  62,734    137,158
    Karur Vysya Bank, Ltd. (The).........................  33,205    237,955
    Kaveri Seed Co., Ltd.................................  18,752    110,174
    KEC International, Ltd...............................  50,704    108,981
*   Kesoram Industries, Ltd..............................   5,466     11,631
    Kirloskar Oil Engines, Ltd...........................  35,745    150,766

                                     1393

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
INDIA -- (Continued)
    Kitex Garments, Ltd..................................  14,215 $  105,169
    Kolte-Patil Developers, Ltd..........................  12,988     26,199
    Kotak Mahindra Bank, Ltd.............................  82,818    945,455
    KPIT Technologies, Ltd...............................  80,994    159,651
    KRBL, Ltd............................................  30,154    114,683
    L&T Finance Holdings, Ltd............................ 172,874    223,209
    Lakshmi Machine Works, Ltd...........................   1,990    109,444
    Lakshmi Vilas Bank, Ltd. (The).......................  50,229    101,341
    LIC Housing Finance, Ltd............................. 144,135  1,120,779
    Maharashtra Seamless, Ltd............................  11,573     36,935
*   Mahindra CIE Automotive, Ltd.........................  35,615     98,080
    Manappuram Finance, Ltd.............................. 176,228    216,512
    Marico, Ltd.......................................... 180,600    767,573
    Marksans Pharma, Ltd.................................  93,249     66,356
    McLeod Russel India, Ltd.............................  29,962     91,847
    Merck, Ltd...........................................   4,599     48,485
    MindTree, Ltd........................................  66,862    577,493
    MOIL, Ltd............................................   7,800     28,614
    Monsanto India, Ltd..................................   1,594     56,399
    Motherson Sumi Systems, Ltd.......................... 127,020    631,955
    Motilal Oswal Financial Services, Ltd................   3,427     24,508
    Mphasis, Ltd.........................................  40,894    329,008
    MRF, Ltd.............................................     684    346,072
    Muthoot Finance, Ltd.................................  15,787     77,701
    National Aluminium Co., Ltd.......................... 228,259    158,692
    Navneet Education, Ltd...............................  34,539     50,631
    NCC, Ltd............................................. 246,466    300,275
    NESCO, Ltd...........................................     447     10,781
    Nestle India, Ltd....................................   5,986    638,719
    NHPC, Ltd............................................ 549,770    208,133
    NIIT Technologies, Ltd...............................  25,234    169,205
*   NIIT, Ltd............................................  23,857     29,796
    Nitin Fire Protection Industries, Ltd................  16,307      7,113
    NTPC, Ltd............................................ 229,194    542,869
    Oberoi Realty, Ltd...................................  43,536    186,761
    OCL India, Ltd.......................................   2,401     27,137
    Omaxe, Ltd...........................................  36,339     88,120
    OnMobile Global, Ltd.................................  19,097     32,494
    Oracle Financial Services Software, Ltd..............   6,467    356,667
    Orient Cement, Ltd...................................  16,427     41,582
    Oriental Bank of Commerce............................  33,504     59,002
    Page Industries, Ltd.................................   2,239    481,587
*   Parsvnath Developers, Ltd............................  25,750      9,104
    PC Jeweller, Ltd.....................................  29,927    192,069
    Peninsula Land, Ltd..................................  17,769      5,371
    Persistent Systems, Ltd..............................  17,337    178,860
    Petronet LNG, Ltd.................................... 107,611    479,412
    Phoenix Mills, Ltd. (The)............................  15,628     85,354
    PI Industries, Ltd...................................  33,139    376,103
    Pidilite Industries, Ltd.............................  49,845    544,132
    Polaris Consulting & Services, Ltd...................   2,125      6,027
    Power Finance Corp., Ltd............................. 143,346    469,276
    Power Grid Corp. of India, Ltd....................... 293,441    772,002

                                     1394

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES  VALUE++
                                                          ------- --------
INDIA -- (Continued)
    Praj Industries, Ltd.................................  45,290 $ 58,695
    Prestige Estates Projects, Ltd.......................  32,407   90,048
*   Prism Cement, Ltd....................................  30,789   49,974
    Procter & Gamble Hygiene & Health Care, Ltd..........   2,802  277,368
    PTC India Financial Services, Ltd.................... 117,889   71,134
    PTC India, Ltd....................................... 143,472  170,874
*   Punj Lloyd, Ltd......................................  67,418   21,094
    Punjab National Bank.................................  10,000   18,546
    Puravankara Projects, Ltd............................  19,821   14,248
    PVR, Ltd.............................................  15,671  267,707
    Rain Industries, Ltd.................................  82,651   42,858
    Rajesh Exports, Ltd..................................   6,584   42,986
    Rallis India, Ltd....................................  34,550  116,219
    Ramco Cements, Ltd. (The)............................  34,166  279,544
    Ratnamani Metals & Tubes, Ltd........................   3,628   28,193
*   RattanIndia Power, Ltd............................... 192,681   32,928
    Raymond, Ltd.........................................  17,048  116,900
    Redington India, Ltd................................. 116,472  179,242
*   REI Agro, Ltd........................................ 150,380    1,247
    Relaxo Footwears, Ltd................................  14,942  110,488
    Reliance Capital, Ltd................................  74,319  497,839
*   Reliance Communications, Ltd......................... 630,147  496,346
*   Reliance Defence and Engineering, Ltd................  43,598   44,706
    Reliance Infrastructure, Ltd.........................  58,361  529,250
    Reliance Power, Ltd.................................. 421,912  342,120
    Repco Home Finance, Ltd..............................  13,814  175,828
    Rolta India, Ltd.....................................  64,030   64,866
    Ruchi Soya Industries, Ltd...........................  54,303   19,007
    Rural Electrification Corp., Ltd..................... 163,117  519,230
    Sadbhav Engineering, Ltd.............................  16,500   70,025
    Sanghvi Movers, Ltd..................................   5,653   23,831
*   Shipping Corp. of India, Ltd.........................  91,299   98,675
    Shree Cement, Ltd....................................   2,364  566,161
    Shriram Transport Finance Co., Ltd...................  36,587  699,772
*   Shyam Century Ferrous, Ltd...........................   6,270      685
    Siemens, Ltd.........................................   6,749  133,784
    Simplex Infrastructures, Ltd.........................   4,571   21,072
    Sintex Industries, Ltd............................... 157,704  181,364
*   SITI Cable Network, Ltd..............................  74,545   43,296
    SJVN, Ltd............................................ 208,681   86,876
    SKF India, Ltd.......................................   6,173  126,178
    SML ISUZU, Ltd.......................................   2,236   42,245
    Sobha, Ltd...........................................  31,119  154,489
    Solar Industries India, Ltd..........................   4,895   48,349
    Sona Koyo Steering Systems, Ltd......................  12,655   10,031
    Sonata Software, Ltd.................................  36,414   86,684
    South Indian Bank, Ltd. (The)........................ 497,601  159,187
    SREI Infrastructure Finance, Ltd..................... 142,582  159,674
    SRF, Ltd.............................................  11,737  258,090
    Star Ferro and Cement, Ltd...........................   6,270   10,934
    State Bank of Bikaner & Jaipur.......................   9,672   93,192
    State Bank of India.................................. 204,732  706,563
    State Bank of India GDR..............................   2,394   81,049

                                     1395

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE++
                                                          ------- ----------
INDIA -- (Continued)
    State Bank of Travancore.............................   7,047 $   53,820
    Sterlite Power Transmission..........................  18,716     25,077
    Sterlite Technologies, Ltd...........................  93,582    124,351
    Strides Shasun, Ltd..................................   8,227    143,023
    Sun TV Network, Ltd..................................  57,658    387,265
    Sundaram Finance, Ltd................................   3,857     85,940
    Sundram Fasteners, Ltd...............................  46,822    137,974
    Supreme Industries, Ltd..............................  22,231    314,762
    Symphony, Ltd........................................     243      8,734
    Syndicate Bank....................................... 123,713    142,579
    Tamil Nadu Newsprint & Papers, Ltd...................   1,982      8,447
    Tata Chemicals, Ltd..................................  57,988    411,533
    Tata Communications, Ltd.............................  45,978    302,699
    Tata Consultancy Services, Ltd....................... 114,868  4,509,545
    Tata Elxsi, Ltd......................................   4,542    112,358
    Tata Global Beverages, Ltd........................... 215,107    458,794
    Tata Power Co., Ltd.................................. 447,432    481,796
    Tata Sponge Iron, Ltd................................   2,770     25,224
    Tata Steel, Ltd...................................... 151,269    803,195
*   Tata Teleservices Maharashtra, Ltd................... 327,863     33,304
    Tech Mahindra, Ltd................................... 174,818  1,264,205
    Techno Electric & Engineering Co., Ltd...............   5,326     54,584
    Texmaco Rail & Engineering, Ltd......................  32,187     50,580
    Thermax, Ltd.........................................   8,830    115,477
    Tide Water Oil Co India, Ltd.........................     436     36,631
*   Timken India, Ltd....................................  12,027    108,290
    Titagarh Wagons, Ltd.................................  39,663     60,704
    Titan Co., Ltd.......................................  88,465    557,108
    Torrent Pharmaceuticals, Ltd.........................  23,373    505,474
    Torrent Power, Ltd...................................  71,034    180,062
    Transport Corp. of India, Ltd........................  16,849     94,929
    Trent, Ltd...........................................   2,317     63,447
*   Triveni Engineering & Industries, Ltd................  29,052     27,205
    Triveni Turbine, Ltd.................................  39,695     72,591
    TTK Prestige, Ltd....................................   1,279     98,770
    Tube Investments of India, Ltd.......................  25,207    207,897
*   TV18 Broadcast, Ltd.................................. 347,748    210,360
    TVS Motor Co., Ltd................................... 105,715    463,133
    UCO Bank............................................. 126,036     83,271
    Uflex, Ltd...........................................  15,527     56,658
    Ultratech Cement, Ltd................................  10,629    591,268
    Unichem Laboratories, Ltd............................  21,504     91,154
    Union Bank of India..................................  93,204    178,571
*   Unitech, Ltd......................................... 832,060     89,989
    UPL, Ltd............................................. 185,607  1,743,040
    V-Guard Industries, Ltd..............................   5,253    125,980
    VA Tech Wabag, Ltd...................................  16,956    147,069
    Vakrangee, Ltd.......................................  75,997    213,108
    Vardhman Textiles, Ltd...............................  11,921    194,253
    Vedanta, Ltd......................................... 373,188    924,774
    Videocon Industries, Ltd.............................  56,769     88,469
    Vijaya Bank.......................................... 130,995     81,350
    Vinati Organics, Ltd.................................   2,323     19,089

                                     1396

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
INDIA -- (Continued)
    VIP Industries, Ltd................................     19,148 $     35,768
    Voltas, Ltd........................................     51,194      268,835
    WABCO India, Ltd...................................      2,149      202,299
    Welspun Corp., Ltd.................................     57,937       75,390
*   Welspun Enterprises, Ltd...........................     26,652       25,746
    Welspun India, Ltd.................................    187,140      285,226
*   Whirlpool of India, Ltd............................      7,599       95,486
    Wipro, Ltd.........................................    137,756    1,124,262
    Yes Bank, Ltd......................................     75,068    1,369,470
    Zee Entertainment Enterprises, Ltd.................     77,581      578,824
    Zensar Technologies, Ltd...........................     12,367      196,902
    Zydus Wellness, Ltd................................      5,297       62,674
                                                                   ------------
TOTAL INDIA............................................             119,494,120
                                                                   ------------
INDONESIA -- (3.5%)
    Ace Hardware Indonesia Tbk PT......................  5,324,100      394,783
    Adaro Energy Tbk PT................................  9,807,600      783,063
    Adhi Karya Persero Tbk PT..........................  1,602,025      347,583
*   Agung Podomoro Land Tbk PT.........................  4,253,200       96,209
    AKR Corporindo Tbk PT..............................    478,500      247,201
    Alam Sutera Realty Tbk PT..........................  6,658,200      267,771
*   Aneka Tambang Persero Tbk PT.......................  6,037,389      367,395
    Arwana Citramulia Tbk PT...........................  1,882,900       83,439
    Asahimas Flat Glass Tbk PT.........................      2,000        1,037
*   Astra Agro Lestari Tbk PT..........................    166,467      184,680
    Astra Graphia Tbk PT...............................    236,000       36,989
    Astra International Tbk PT.........................  3,763,900    2,228,643
*   Bakrie and Brothers Tbk PT......................... 10,309,000       39,352
*   Bakrie Telecom Tbk PT..............................  4,450,000       16,987
*   Bakrieland Development Tbk PT......................  8,497,250        9,731
    Bank Bukopin Tbk...................................  2,711,400      127,328
    Bank Central Asia Tbk PT...........................  2,241,600    2,477,327
    Bank Danamon Indonesia Tbk PT......................  1,374,842      367,800
    Bank Mandiri Persero Tbk PT........................  1,257,872      976,475
    Bank Negara Indonesia Persero Tbk PT...............  1,698,200      696,268
*   Bank Pan Indonesia Tbk PT..........................  2,175,900      129,931
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk
      PT...............................................  1,924,600      209,680
    Bank Pembangunan Daerah Jawa Timur Tbk PT..........  1,520,900       68,023
*   Bank Permata Tbk PT................................     14,098          739
    Bank Rakyat Indonesia Persero Tbk PT...............  3,411,900    3,013,661
    Bank Tabungan Negara Persero Tbk PT................  3,110,173      470,273
*   Bank Tabungan Pensiunan Nasional Tbk PT............    413,000       74,466
*   Barito Pacific Tbk PT..............................    711,500       35,112
*   Bayan Resources Tbk PT.............................     13,000        7,841
    Bekasi Fajar Industrial Estate Tbk PT..............  3,483,700       91,749
*   Benakat Integra Tbk PT.............................  5,686,600       21,756
*   Berau Coal Energy Tbk PT...........................    848,500          996
*   Berlian Laju Tanker Tbk PT.........................  2,525,666           --
    BISI International Tbk PT..........................    932,700      125,543
    Bumi Serpong Damai Tbk PT..........................  3,312,700      530,572
    Charoen Pokphand Indonesia Tbk PT..................  2,227,115      639,659
    Ciputra Development Tbk PT.........................  6,121,407      658,364
    Ciputra Property Tbk PT............................  2,426,979      115,002

                                     1397

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
INDONESIA -- (Continued)
    Ciputra Surya Tbk PT.................................    520,008 $  111,419
*   Citra Marga Nusaphala Persada Tbk PT.................    754,375     99,221
*   Delta Dunia Makmur Tbk PT............................    111,000      2,004
*   Eagle High Plantations Tbk PT........................  7,343,000    131,522
    Elnusa Tbk PT........................................  2,138,700     88,338
*   Energi Mega Persada Tbk PT........................... 19,727,600     75,309
    Erajaya Swasembada Tbk PT............................    991,900     60,625
*   Exploitasi Energi Indonesia Tbk PT...................  1,976,500      9,521
*   Fajar Surya Wisesa Tbk PT............................    146,000     25,308
    Gajah Tunggal Tbk PT.................................    983,100    121,462
*   Garuda Indonesia Persero Tbk PT......................  2,980,246    109,236
    Global Mediacom Tbk PT...............................  5,138,600    405,237
*   Hanson International Tbk PT..........................  4,652,600    275,285
*   Harum Energy Tbk PT..................................    645,200     56,490
    Indah Kiat Pulp & Paper Corp. Tbk PT.................    872,300     70,047
*   Indika Energy Tbk PT.................................    670,200     31,040
    Indo Tambangraya Megah Tbk PT........................    279,300    269,088
    Indocement Tunggal Prakarsa Tbk PT...................    422,100    551,999
    Indofood CBP Sukses Makmur Tbk PT....................    956,400    629,840
    Indofood Sukses Makmur Tbk PT........................  2,422,000  1,544,713
*   Indosat Tbk PT.......................................    422,200    221,085
    Industri Jamu Dan Farmasi Sido Muncul Tbk PT.........    307,100     13,487
*   Inovisi Infracom Tbk PT..............................    668,445      1,120
    Intiland Development Tbk PT..........................  4,253,100    188,527
    Japfa Comfeed Indonesia Tbk PT.......................  2,841,800    325,921
    Jasa Marga Persero Tbk PT............................    848,400    345,845
    Kalbe Farma Tbk PT...................................  4,889,000    627,054
    Kawasan Industri Jababeka Tbk PT..................... 10,290,630    247,272
*   Krakatau Steel Persero Tbk PT........................  1,706,000     76,953
    Link Net Tbk PT......................................     41,400     13,831
*   Lippo Cikarang Tbk PT................................    325,700    186,945
*   Malindo Feedmill Tbk PT..............................    449,100     60,083
    Matahari Department Store Tbk PT.....................    109,500    167,118
    Matahari Putra Prima Tbk PT..........................    363,800     48,331
    Mayora Indah Tbk PT..................................    121,333    367,995
*   Medco Energi Internasional Tbk PT....................  1,148,700    148,687
    Media Nusantara Citra Tbk PT.........................  2,297,600    378,861
*   Mitra Adiperkasa Tbk PT..............................    487,700    177,090
*   MNC Investama Tbk PT................................. 13,427,000    174,517
*   MNC Sky Vision Tbk PT................................    269,000     20,598
    Modernland Realty Tbk PT.............................  6,506,000    202,951
    Multipolar Tbk PT....................................  5,278,800    169,623
    Multistrada Arah Sarana Tbk PT.......................     33,500        494
    Nippon Indosari Corpindo Tbk PT......................    562,100     67,216
*   Nusantara Infrastructure Tbk PT......................  8,822,000     85,044
    Pakuwon Jati Tbk PT.................................. 11,269,100    561,922
    Pan Brothers Tbk PT..................................  2,371,800     90,617
*   Panin Financial Tbk PT...............................  8,715,400    141,451
*   Paninvest Tbk PT.....................................    992,000     45,510
    Pembangunan Perumahan Persero Tbk PT.................  1,493,500    441,254
    Perusahaan Gas Negara Persero Tbk....................  2,968,000    747,929
    Perusahaan Perkebunan London Sumatra Indonesia
       Tbk PT............................................  2,935,100    315,952
    Ramayana Lestari Sentosa Tbk PT......................  1,926,700    178,989

                                     1398

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
INDONESIA -- (Continued)
    Salim Ivomas Pratama Tbk PT.........................  2,650,900 $    93,667
    Samindo Resources Tbk PT............................     62,250       2,228
    Sampoerna Agro PT...................................    572,600      87,002
    Sawit Sumbermas Sarana Tbk PT.......................  1,524,300     195,076
    Selamat Sempurna Tbk PT.............................    292,400     100,467
    Semen Baturaja Persero Tbk PT.......................  1,485,800      92,038
    Semen Indonesia Persero Tbk PT......................  1,099,000     789,802
    Sentul City Tbk PT.................................. 15,261,800     108,615
    Sinar Mas Agro Resources & Technology Tbk PT........     36,000      10,317
    Sinar Mas Multiartha Tbk PT.........................     16,500      10,070
    Sri Rejeki Isman Tbk PT.............................  6,823,900     137,803
*   Sugih Energy Tbk PT.................................  5,670,200     134,146
    Sumber Alfaria Trijaya Tbk PT.......................    821,500      36,952
    Summarecon Agung Tbk PT.............................  3,370,964     438,231
    Surya Citra Media Tbk PT............................  2,469,200     598,183
    Surya Semesta Internusa Tbk PT......................  2,767,200     148,394
*   Suryainti Permata Tbk PT............................  1,280,000          --
    Tambang Batubara Bukit Asam Persero Tbk PT..........    537,421     406,174
    Telekomunikasi Indonesia Persero Tbk PT Sponsored
      ADR...............................................     44,199   2,917,134
*   Tiga Pilar Sejahtera Food Tbk.......................  1,372,000     206,258
    Timah Persero Tbk PT................................  1,945,231     124,415
    Tiphone Mobile Indonesia Tbk PT.....................  1,599,500      84,285
    Total Bangun Persada Tbk PT.........................    851,700      55,036
    Tower Bersama Infrastructure Tbk PT.................    896,500     390,748
*   Trada Maritime Tbk PT...............................    946,500       3,613
*   Truba Alam Manunggal Engineering PT.................  3,328,000       1,270
    Tunas Baru Lampung Tbk PT...........................    917,400      47,381
    Tunas Ridean Tbk PT.................................    238,000      24,530
*   Ultrajaya Milk Industry & Trading Co. Tbk PT........    203,000      64,897
    Unilever Indonesia Tbk PT...........................    343,800   1,184,124
    United Tractors Tbk PT..............................    975,195   1,175,359
*   Vale Indonesia Tbk PT...............................  1,657,500     325,353
*   Visi Media Asia Tbk PT..............................  5,092,600     119,627
    Waskita Karya Persero Tbk PT........................    740,243     156,920
    Wijaya Karya Persero Tbk PT.........................    426,300      97,294
*   XL Axiata Tbk PT....................................  1,931,200     547,672
                                                                    -----------
TOTAL INDONESIA.........................................             38,366,485
                                                                    -----------
MALAYSIA -- (3.6%)
#   Aeon Co. M Bhd......................................    324,200     216,004
    Aeon Credit Service M Bhd...........................     17,360      60,587
#   Affin Holdings Bhd..................................    268,770     140,836
    AirAsia Bhd.........................................    768,200     553,506
*   AirAsia X Bhd.......................................  1,690,000     166,798
*   Alam Maritim Resources Bhd..........................    319,500      25,279
    Alliance Financial Group Bhd........................    573,400     561,431
    AMMB Holdings Bhd...................................  1,048,975   1,109,453
    Amway Malaysia Holdings Bhd.........................     16,600      35,703
    APM Automotive Holdings Bhd.........................     22,800      19,618
    Astro Malaysia Holdings Bhd.........................    589,700     423,756
    Axiata Group Bhd....................................    800,679   1,120,561
    Barakah Offshore Petroleum Bhd......................    138,300      22,721
    Batu Kawan Bhd......................................     36,900     163,145

                                     1399

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                          --------- ----------
MALAYSIA -- (Continued)
    Benalec Holdings Bhd.................................   227,000 $   24,554
    Berjaya Auto Bhd.....................................    52,400     30,126
    BIMB Holdings Bhd....................................   314,231    311,723
    Bonia Corp. Bhd......................................   304,400     43,794
    Boustead Holdings Bhd................................    60,760     31,061
#*  Bumi Armada Bhd...................................... 1,454,100    267,697
    Bursa Malaysia Bhd...................................   243,300    514,880
#   Cahya Mata Sarawak Bhd...............................   238,700    211,294
    Can-One Bhd..........................................    42,900     37,664
    CB Industrial Product Holding Bhd....................   161,780     77,457
    CIMB Group Holdings Bhd..............................   752,899    812,660
    Coastal Contracts Bhd................................   176,800     65,660
    Cypark Resources Bhd.................................    55,700     27,420
    Daibochi Plastic & Packaging Industry Bhd............     5,040      2,598
    Datasonic Group Bhd..................................   375,000    122,660
#*  Dayang Enterprise Holdings Bhd.......................   229,650     56,148
    Dialog Group Bhd..................................... 1,127,014    421,891
#   DiGi.Com Bhd.........................................   922,100  1,123,976
    DKSH Holdings Malaysia Bhd...........................    15,200     16,889
#   DRB-Hicom Bhd........................................   641,500    142,693
    Dutch Lady Milk Industries Bhd.......................     4,900     77,036
#*  Eastern & Oriental Bhd...............................   527,838    220,367
*   Eco World Development Group Bhd......................   174,800     55,438
#   Evergreen Fibreboard Bhd.............................   445,200    105,499
#   Felda Global Ventures Holdings Bhd................... 1,262,100    574,384
    Gamuda Bhd...........................................   519,900    615,643
#   Genting Plantations Bhd..............................    55,800    144,544
#   Globetronics Technology Bhd..........................   148,600    105,964
    Glomac Bhd...........................................   176,400     33,861
    Goldis Bhd...........................................    10,502      6,434
    GuocoLand Malaysia Bhd...............................    34,800     10,531
    Hai-O Enterprise Bhd.................................    39,400     28,279
#   HAP Seng Consolidated Bhd............................   279,820    532,728
    Hap Seng Plantations Holdings Bhd....................    90,600     53,660
#   Hartalega Holdings Bhd...............................   281,400    297,250
#   Hock Seng LEE Bhd....................................    61,600     26,908
    Hong Leong Bank Bhd..................................   108,490    350,134
    Hong Leong Financial Group Bhd.......................   146,713    549,199
    Hong Leong Industries Bhd............................    40,300     88,143
    Hovid Bhd............................................   216,200     21,273
    Hua Yang Bhd.........................................    96,533     42,694
    Hume Industries Bhd..................................    39,208     30,552
    Hup Seng Industries Bhd..............................   218,300     71,389
    I-Bhd................................................    59,800      7,796
    IJM Corp. Bhd........................................ 1,459,214  1,215,374
    IJM Plantations Bhd..................................    85,300     69,174
#   Inari Amertron Bhd...................................   444,921    339,094
    Insas Bhd............................................   438,113     70,096
    IOI Corp. Bhd........................................   833,405    866,579
    IOI Properties Group Bhd.............................   353,769    205,159
*   Iris Corp. Bhd.......................................   736,100     26,252
*   Iskandar Waterfront City Bhd.........................   289,100     67,978
*   JAKS Resources Bhd...................................   166,000     37,950

                                     1400

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
MALAYSIA -- (Continued)
#   Jaya Tiasa Holdings Bhd...............................   264,705 $   71,638
    JCY International Bhd.................................   413,600     60,520
    K&N Kenanga Holdings Bhd..............................    81,000      9,764
    Kian JOO CAN Factory Bhd..............................   114,600     84,523
    Kim Loong Resources Bhd...............................    50,920     41,294
    Kimlun Corp. Bhd......................................    45,400     19,870
#*  KNM Group Bhd......................................... 1,097,184    111,420
*   Kretam Holdings Bhd...................................   399,000     53,926
#   KSL Holdings Bhd......................................   376,864    104,620
    Kuala Lumpur Kepong Bhd...............................    72,450    411,781
*   Kumpulan Europlus Bhd.................................    56,300     12,752
    Kumpulan Perangsang Selangor Bhd......................   161,900     41,410
    Land & General Bhd....................................   632,900     61,507
*   Landmarks Bhd.........................................   139,100     26,408
    LBS Bina Group Bhd....................................   168,400     67,026
    Lingkaran Trans Kota Holdings Bhd.....................    97,600    142,967
*   Lion Industries Corp. Bhd.............................   240,400     18,054
    LPI Capital Bhd.......................................    28,300    111,705
    Mah Sing Group Bhd....................................   894,852    356,198
#   Malayan Banking Bhd................................... 1,079,316  2,128,540
    Malayan Flour Mills Bhd...............................    90,600     33,174
    Malaysia Airports Holdings Bhd........................   333,967    488,051
#   Malaysia Building Society Bhd.........................   481,400     81,740
#*  Malaysia Marine and Heavy Engineering Holdings Bhd....   213,400     56,315
*   Malaysian Bulk Carriers Bhd...........................   271,325     50,429
    Malaysian Pacific Industries Bhd......................    67,663    133,055
    Malaysian Resources Corp. Bhd.........................   619,000    178,050
    Malton Bhd............................................   177,500     27,055
    Matrix Concepts Holdings Bhd..........................   223,800    139,227
#   Maxis Bhd.............................................   430,000    636,095
    MBM Resources Bhd.....................................    80,330     46,974
    Media Chinese International, Ltd......................   100,600     18,042
    Media Prima Bhd.......................................   518,700    184,870
    Mega First Corp. Bhd..................................    46,000     20,832
    Mitrajaya Holdings Bhd................................   291,500     97,448
    MK Land Holdings Bhd..................................   360,900     28,385
#   MKH Bhd...............................................   153,860     99,775
    MMC Corp. Bhd.........................................   527,100    272,267
*   MNRB Holdings Bhd.....................................    38,900     23,161
#*  MPHB Capital Bhd......................................    39,500     13,301
*   Mudajaya Group Bhd....................................   129,600     38,932
    Muhibbah Engineering M Bhd............................   220,500    120,594
*   Mulpha International Bhd..............................   877,200     48,499
#   My EG Services Bhd....................................   711,900    350,287
*   Naim Holdings Bhd.....................................   101,300     45,959
    Nestle Malaysia Bhd...................................     2,300     44,642
    Oldtown Bhd...........................................   165,625     78,631
    Oriental Holdings Bhd.................................    12,000     19,464
    OSK Holdings Bhd......................................   381,409    149,071
    Padini Holdings Bhd...................................   328,600    213,992
    Panasonic Manufacturing Malaysia Bhd..................    13,100    128,075
    Pantech Group Holdings Bhd............................    84,872     12,002
    Paramount Corp. Bhd...................................   131,100     43,838

                                     1401

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
MALAYSIA -- (Continued)
#*  Parkson Holdings Bhd..................................   333,624 $   63,949
*   Perisai Petroleum Teknologi Bhd.......................   275,800     15,294
    Pharmaniaga Bhd.......................................    44,200     61,149
    POS Malaysia Bhd......................................   244,000    171,018
    PPB Group Bhd.........................................   122,600    482,326
    Press Metal Bhd.......................................   331,500    339,677
#   Prestariang Bhd.......................................   201,400     96,616
    Protasco Bhd..........................................   130,400     48,063
    Public Bank Bhd.......................................   624,370  2,993,102
#   Puncak Niaga Holdings Bhd.............................   104,100     27,131
#   QL Resources Bhd......................................   294,850    315,974
    RHB Capital Bhd.......................................   216,162    270,679
*   Rimbunan Sawit Bhd....................................   496,600     58,025
    Salcon Bhd............................................   241,100     37,673
    Sapurakencana Petroleum Bhd........................... 2,294,811    814,854
    Sarawak Cable Bhd.....................................    48,900     16,132
    Sarawak Oil Palms Bhd.................................    24,900     22,224
#   Scientex Bhd..........................................    64,000    199,719
*   Scomi Energy Services Bhd.............................   387,900     19,614
    Selangor Dredging Bhd.................................   150,900     33,155
    Selangor Properties Bhd...............................     2,100      2,383
    Shangri-La Hotels Malaysia Bhd........................   101,700    130,987
*   Shell Refining Co. Federation of Malaya Bhd...........    14,900     11,177
    SHL Consolidated Bhd..................................    98,500     72,626
#   SP Setia Bhd Group....................................   197,189    148,842
    Star Media Group Bhd..................................   114,600     73,701
#   Sunway Bhd............................................   417,800    300,742
#   Sunway Construction Group Bhd.........................    38,710     15,680
#   Supermax Corp. Bhd....................................   174,450     89,163
    Suria Capital Holdings Bhd............................    18,100      8,816
    Syarikat Takaful Malaysia Bhd.........................   181,200    178,690
    Symphony Life Bhd.....................................    59,865     10,227
#   Ta Ann Holdings Bhd...................................   139,426    115,410
#   TA Enterprise Bhd.....................................   620,300     76,258
    TA Global Bhd.........................................   448,080     25,997
*   Talam Transform Bhd...................................   182,500      2,004
    Taliworks Corp. Bhd...................................    60,400     21,385
    Tambun Indah Land Bhd.................................   121,700     44,536
    TAN Chong Motor Holdings Bhd..........................   103,100     49,379
    Tasek Corp. Bhd.......................................     7,400     27,356
    Telekom Malaysia Bhd..................................   284,560    477,815
    Tenaga Nasional Bhd...................................   672,800  2,377,592
*   TH Plantations Bhd....................................    61,320     16,425
    Tiong NAM Logistics Holdings..........................    55,000     21,488
#   Top Glove Corp. Bhd...................................   471,700    497,215
    Tropicana Corp. Bhd...................................   309,685     80,635
    TSH Resources Bhd.....................................   272,900    125,483
#   Tune Protect Group Bhd................................   333,900    134,708
    Uchi Technologies Bhd.................................    56,870     22,652
#   UEM Edgenta Bhd.......................................   164,900    142,462
#   UEM Sunrise Bhd....................................... 1,044,364    267,435
#   UMW Holdings Bhd......................................   309,700    434,283
*   UMW Oil & Gas Corp. Bhd...............................   468,700    103,659

                                     1402

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
MALAYSIA -- (Continued)
#   Unisem M Bhd.........................................   365,830 $   242,043
    United Malacca Bhd...................................    20,100      28,547
    United Plantations Bhd...............................    21,300     138,894
    United U-Li Corp. Bhd................................    47,000      75,001
    UOA Development Bhd..................................   378,100     223,045
*   Uzma Bhd.............................................    75,200      35,251
#   VS Industry Bhd......................................   649,425     210,768
#   Wah Seong Corp. Bhd..................................   276,305      52,049
#   WCT Holdings Bhd.....................................   459,491     176,439
    Wellcall Holdings Bhd................................   181,700      91,455
    Westports Holdings Bhd...............................   418,100     462,829
    Wing Tai Malaysia Bhd................................    20,100       5,424
    WTK Holdings Bhd.....................................   175,000      45,174
    Yinson Holdings Bhd..................................   133,600     100,932
#*  YNH Property Bhd.....................................   214,305     100,731
    YTL Corp. Bhd........................................ 2,791,864   1,146,175
    YTL E-Solutions Bhd..................................    48,400       6,367
*   YTL Land & Development Bhd...........................    61,900       8,900
#   YTL Power International Bhd..........................   715,351     251,356
    Zhulian Corp. Bhd....................................    58,200      19,669
                                                                    -----------
TOTAL MALAYSIA...........................................            39,382,394
                                                                    -----------
MEXICO -- (5.4%)
    Alfa S.A.B. de C.V. Class A.......................... 1,608,203   2,624,587
    Alpek S.A.B. de C.V..................................   433,950     769,769
#   Alsea S.A.B. de C.V..................................   355,643   1,270,642
    America Movil S.A.B. de C.V. Series L................ 5,099,603   2,934,652
    America Movil S.A.B. de C.V. Series L ADR............   116,929   1,348,191
#   Arca Continental S.A.B. de C.V.......................   178,146   1,144,980
#*  Axtel S.A.B. de C.V..................................   541,959     161,576
#   Banregio Grupo Financiero S.A.B. de C.V..............   130,950     748,894
*   Bio Pappel S.A.B. de C.V.............................    22,232      29,157
    Bolsa Mexicana de Valores S.A.B. de C.V..............   209,262     369,194
#*  Cemex S.A.B. de C.V.................................. 2,474,483   1,885,886
*   Cemex S.A.B. de C.V. Sponsored ADR...................   157,779   1,207,009
*   Cia Minera Autlan S.A.B. de C.V. Series B............    31,640      11,492
    Coca-Cola Femsa S.A.B. de C.V. Series L..............    11,890      93,218
#   Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR.........     9,042     710,520
#   Consorcio ARA S.A.B. de C.V. Series *................   495,229     183,565
*   Controladora Vuela Cia de Aviacion S.A.B. de C.V.
      Class A............................................   113,198     205,688
    Corp. Actinver S.A.B. de C.V.........................     9,800       7,108
#   Corp. Inmobiliaria Vesta S.A.B. de C.V...............   324,954     466,547
    Corp. Moctezuma S.A.B. de C.V. Series *..............    87,200     269,739
#   Credito Real S.A.B. de C.V. SOFOM ER.................   116,905     218,597
#*  Desarrolladora Homex S.A.B. de C.V...................     4,510         387
#   El Puerto de Liverpool S.A.B. de C.V. Class C1.......    16,621     159,774
#*  Empresas ICA S.A.B. de C.V...........................    72,400       9,537
#*  Empresas ICA S.A.B. de C.V. Sponsored ADR............    61,340      31,929
*   Financiera Independencia S.A.B. de C.V. SOFOM ENR....    21,447       4,289
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored
      ADR................................................    35,574   3,183,873
*   Genomma Lab Internacional S.A.B. de C.V. Class B.....   391,458     450,125
    Gentera S.A.B. de C.V................................   676,510   1,256,324
    Gruma S.A.B. de C.V. Class B.........................   114,301   1,645,569

                                     1403

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
MEXICO -- (Continued)
#*  Grupo Aeromexico S.A.B. de C.V.......................   122,757 $  239,360
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V... 130,232 810,564 Grupo Aeroportuario del Pacifico S.A.B. de C.V.
       ADR...............................................     7,415    728,672
    Grupo Aeroportuario del Pacifico S.A.B. de C.V.
      Class B............................................    98,961    972,879
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR...     4,576    703,377
#   Grupo Aeroportuario del Sureste S.A.B. de C.V.
      Class B............................................    29,606    455,522
    Grupo Bimbo S.A.B. de C.V. Series A..................   505,467  1,510,470
    Grupo Carso S.A.B. de C.V. Series A1.................   172,925    705,442
    Grupo Comercial Chedraui S.A. de C.V.................   248,753    563,177
#   Grupo Elektra S.A.B. de C.V..........................    23,126    341,895
#*  Grupo Famsa S.A.B. de C.V. Class A...................   229,669     98,115
    Grupo Financiero Banorte S.A.B. de C.V. Class O......   632,043  3,461,910
    Grupo Financiero Inbursa S.A.B. de C.V. Class O......   452,751    726,816
#   Grupo Financiero Interacciones SA de C.V. Class O....    62,626    309,623
    Grupo Financiero Santander Mexico S.A.B. de C.V.
      Class B............................................   238,397    434,836
    Grupo Financiero Santander Mexico S.A.B. de C.V.
      Class B ADR........................................    40,684    371,445
#   Grupo Herdez S.A.B. de C.V. Series *.................   174,359    360,249
    Grupo Industrial Saltillo S.A.B. de C.V..............     5,000      8,667
    Grupo KUO S.A.B. de C.V. Series B....................    28,600     56,742
    Grupo Lala S.A.B. de C.V.............................   106,536    231,084
    Grupo Mexico S.A.B. de C.V. Series B................. 1,476,482  3,562,456
*   Grupo Pochteca S.A.B. de C.V.........................    35,990     16,661
    Grupo Sanborns S.A.B. de C.V.........................    94,069    118,402
#*  Grupo Simec S.A.B. de C.V. Series B..................    60,983    136,222
*   Grupo Simec S.A.B. de C.V. Sponsored ADR.............     2,821     19,014
#*  Grupo Sports World S.A.B. de C.V.....................    42,700     38,145
    Grupo Televisa S.A.B. Series CPO.....................   720,684  3,827,889
    Grupo Televisa S.A.B. Sponsored ADR..................    51,863  1,378,000
#*  Hoteles City Express S.A.B. de C.V...................   167,099    177,348
*   Impulsora del Desarrollo y El Empleo en America
      Latina S.A.B. de C.V...............................   202,744    314,551
    Industrias Bachoco S.A.B. de C.V. Series B...........    89,229    386,516
    Industrias Bachoco S.A.B. de C.V. Sponsored ADR......     3,663    190,549
#*  Industrias CH S.A.B. de C.V. Series B................   158,146    635,199
    Industrias Penoles S.A.B. de C.V.....................    45,463  1,164,483
#   Infraestructura Energetica Nova S.A.B. de C.V........    89,828    362,522
    Kimberly-Clark de Mexico S.A.B. de C.V. Class A......   705,160  1,593,850
#*  La Comer S.A.B. de C.V...............................   309,798    275,927
#*  Maxcom Telecomunicaciones S.A.B. de C.V..............    38,800      1,678
    Megacable Holdings S.A.B. de C.V.....................   191,520    776,294
#   Mexichem S.A.B. de C.V...............................   578,079  1,261,291
*   Minera Frisco S.A.B. de C.V. Class A1................   168,558    138,712
*   OHL Mexico S.A.B. de C.V.............................   572,909    788,628
#   Organizacion Cultiba S.A.B. de C.V...................    24,314     28,438
#*  Organizacion Soriana S.A.B. de C.V. Class B..........   240,563    592,106
    Promotora y Operadora de Infraestructura S.A.B. de
      C.V................................................    50,665    592,010
    Qualitas Controladora S.A.B. de C.V..................    39,987     55,875
*   Telesites S.A.B. de C.V..............................   440,442    267,084
#   TV Azteca S.A.B. de C.V..............................   949,178    154,400
#*  Urbi Desarrollos Urbanos S.A.B. de C.V...............   102,404          4
    Vitro S.A.B. de C.V. Series A........................    82,421    269,725

                                     1404

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
MEXICO -- (Continued)
    Wal-Mart de Mexico S.A.B. de C.V..................... 1,000,471 $ 2,283,742
                                                                    -----------
TOTAL MEXICO.............................................            57,901,384
                                                                    -----------
PERU -- (0.3%)
    Cementos Pacasmayo SAA ADR...........................     4,500      40,500
*   Cia de Minas Buenaventura SAA ADR....................    15,794     231,382
    Credicorp, Ltd.......................................    16,147   2,588,848
    Grana y Montero SAA Sponsored ADR....................    14,632     119,251
                                                                    -----------
TOTAL PERU...............................................             2,979,981
                                                                    -----------
PHILIPPINES -- (1.8%)
    Aboitiz Equity Ventures, Inc.........................   420,090     696,567
    Aboitiz Power Corp...................................   365,000     350,753
*   Atlas Consolidated Mining & Development Corp.........   168,700      15,243
    Ayala Corp...........................................    36,071     666,825
    Ayala Land, Inc...................................... 1,379,360   1,157,130
    Bank of the Philippine Islands.......................   161,576     329,303
    BDO Unibank, Inc.....................................   399,716     961,216
    Cebu Air, Inc........................................   183,640     424,897
    Century Pacific Food, Inc............................    51,900      18,491
    Century Properties Group, Inc........................   500,000       6,689
    China Banking Corp...................................   134,572     108,895
    Cosco Capital, Inc...................................   453,100      77,378
    D&L Industries, Inc.................................. 1,337,800     282,105
    DMCI Holdings, Inc................................... 1,899,750     525,226
    DoubleDragon Properties Corp.........................    24,300      29,625
    East West Banking Corp...............................   106,700      47,346
    EEI Corp.............................................   232,900      47,974
*   Empire East Land Holdings, Inc....................... 1,223,000      21,555
    Energy Development Corp.............................. 5,636,700     703,303
    Filinvest Land, Inc.................................. 6,955,000     287,703
    First Gen Corp.......................................   721,300     396,927
    First Philippine Holdings Corp.......................   169,010     254,085
    Globe Telecom, Inc...................................    10,290     495,480
    GT Capital Holdings, Inc.............................    20,445     668,633
    JG Summit Holdings, Inc..............................   366,080     649,224
    Jollibee Foods Corp..................................   107,590     582,681
*   Lepanto Consolidated Mining Co....................... 1,834,182       9,556
    Lopez Holdings Corp.................................. 1,395,300     226,587
    Manila Electric Co...................................    62,270     428,483
    Manila Water Co., Inc................................   725,600     399,867
*   Megawide Construction Corp...........................   140,174      33,292
    Megaworld Corp....................................... 5,328,500     569,587
    Metropolitan Bank & Trust Co.........................    67,992     137,123
    Pepsi-Cola Products Philippines, Inc.................   737,300      53,575
    Petron Corp.......................................... 1,162,100     264,201
    Philippine Long Distance Telephone Co................    16,410     732,960
#   Philippine Long Distance Telephone Co. Sponsored
      ADR................................................    11,344     511,274
*   Philippine National Bank.............................   215,142     286,681
    Philippine Stock Exchange, Inc. (The)................     5,304      31,744
    Phoenix Petroleum Philippines, Inc...................   136,240      17,306
    Premium Leisure Corp.................................   532,000      12,687

                                     1405

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
PHILIPPINES -- (Continued)
    Puregold Price Club, Inc.............................   372,700 $   379,774
    RFM Corp.............................................   532,000      48,344
    Rizal Commercial Banking Corp........................   201,164     137,985
    Robinsons Land Corp..................................   867,100     589,510
    Robinsons Retail Holdings, Inc.......................   151,450     277,132
    San Miguel Corp......................................   277,910     483,983
    Security Bank Corp...................................   166,516     774,498
    Semirara Mining & Power Corp.........................   121,330     307,702
    SM Investments Corp..................................    23,010     336,861
    SM Prime Holdings, Inc............................... 1,457,712     904,679
*   Top Frontier Investment Holdings, Inc................    10,142      41,553
    Trans-Asia Oil & Energy Development Corp.............   675,000      33,384
    Union Bank of the Philippines........................    98,142     149,193
    Universal Robina Corp................................   171,340     729,465
    Vista Land & Lifescapes, Inc......................... 3,673,400     468,387
    Xurpas, Inc..........................................    76,300      29,143
                                                                    -----------
TOTAL PHILIPPINES........................................            19,211,770
                                                                    -----------
POLAND -- (1.7%)
    Action SA............................................     2,972       5,357
    Agora SA.............................................    20,446      60,492
*   Alior Bank SA........................................    18,398     238,451
    Amica Wronki SA......................................     2,052      99,411
*   AmRest Holdings SE...................................     6,346     402,728
    Apator SA............................................     3,816      26,948
    Asseco Poland SA.....................................    46,977     645,461
    Bank Handlowy w Warszawie SA.........................     6,754     119,263
#*  Bank Millennium SA...................................   223,588     262,631
    Bank Pekao SA........................................    11,113     351,707
    Bank Zachodni WBK SA.................................     7,667     550,911
#*  Bioton SA............................................    23,777      50,316
    Boryszew SA..........................................    95,717     142,752
    Budimex SA...........................................     6,889     320,796
    CCC SA...............................................     8,799     401,476
#*  CD Projekt SA........................................    44,539     397,780
    Ciech SA.............................................    17,408     257,341
*   Cyfrowy Polsat SA....................................    64,564     390,246
    Elektrobudowa SA.....................................        39       1,056
    Emperia Holding SA...................................     5,724      86,590
*   Enea SA..............................................   135,371     380,342
    Energa SA............................................    52,409     130,961
    Eurocash SA..........................................    41,957     563,763
    Fabryki Mebli Forte SA...............................     8,715     156,871
*   Famur SA.............................................    20,638      14,831
    Firma Oponiarska Debica SA...........................     1,289      34,540
*   Getin Holding SA.....................................   119,831      25,492
#*  Getin Noble Bank SA..................................   372,849      41,065
    Grupa Azoty SA.......................................    22,627     421,395
    Grupa Azoty Zaklady Chemiczne Police SA..............     3,091      16,938
    Grupa Kety SA........................................     5,141     442,905
*   Grupa Lotos SA.......................................    52,144     391,406
*   Impexmetal SA........................................    60,302      38,819
    ING Bank Slaski SA...................................     7,883     267,995

                                     1406

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
POLAND -- (Continued)
*   Integer.pl SA........................................   1,454 $    13,214
#   Inter Cars SA........................................   1,832     131,021
#*  Jastrzebska Spolka Weglowa SA........................  30,611     196,389
    Kernel Holding SA....................................  35,399     562,176
    KGHM Polska Miedz SA.................................  31,405     634,260
    KRUK SA..............................................   5,985     321,716
    LC Corp. SA..........................................  15,461       7,939
#   LPP SA...............................................     344     433,681
    Lubelski Wegiel Bogdanka SA..........................   4,077      57,103
*   mBank SA.............................................   4,560     355,102
#   Netia SA............................................. 175,788     198,583
    Neuca SA.............................................   2,045     187,929
    Orange Polska SA..................................... 257,497     356,175
    Orbis SA.............................................   5,719      89,365
*   Pelion SA............................................   2,616      29,565
    PGE Polska Grupa Energetyczna SA..................... 321,613   1,056,750
*   PKP Cargo SA.........................................   8,478      74,539
*   Polnord SA...........................................  24,222      64,108
*   Polski Koncern Miesny Duda SA........................   3,271       5,288
    Polski Koncern Naftowy Orlen SA...................... 145,677   2,334,177
    Polskie Gornictwo Naftowe i Gazownictwo SA........... 373,045     517,639
*   Powszechna Kasa Oszczednosci Bank Polski SA.......... 125,151     764,943
    Powszechny Zaklad Ubezpieczen SA..................... 106,811     772,664
*   Rafako SA............................................  13,729      23,380
    Stalprodukt SA.......................................     290      26,201
*   Synthos SA........................................... 241,049     244,948
*   Tauron Polska Energia SA............................. 598,808     473,005
    Trakcja SA...........................................  23,580      67,880
*   Vistula Group SA.....................................  81,863      69,704
    Warsaw Stock Exchange................................  11,916     104,278
    Wawel SA.............................................     202      48,233
    Zespol Elektrowni Patnow Adamow Konin SA.............   2,460       7,381
                                                                  -----------
TOTAL POLAND.............................................          17,968,372
                                                                  -----------
RUSSIA -- (1.2%)
    Etalon Group, Ltd....................................  52,035     137,326
    Gazprom PJSC Sponsored ADR........................... 705,818   2,891,756
    Globaltrans Investment P.L.C. Sponsored GDR..........  24,527      98,832
*   Lenta, Ltd. GDR......................................   9,815      73,709
    Lukoil PJSC Sponsored ADR............................  31,089   1,338,142
    Magnitogorsk Iron & Steel OJSC GDR...................  47,794     272,839
*   Mail.Ru Group, Ltd. GDR..............................   4,369      84,379
*   Mechel PJSC Sponsored ADR............................   4,538       6,626
    MegaFon PJSC GDR.....................................  20,825     205,730
    MMC Norilsk Nickel PJSC ADR..........................  63,265     926,196
    Novolipetsk Steel PJSC GDR...........................  27,125     392,403
    O'Key Group SA GDR...................................   6,334      12,694
    PhosAgro PJSC GDR....................................  21,849     301,603
*   PIK Group PJSC GDR...................................  32,068     120,484
    Ros Agro P.L.C. GDR..................................     818      11,817
    Rosneft PJSC GDR..................................... 154,292     750,231
    Rostelecom PJSC Sponsored ADR........................  19,115     146,899
    RusHydro PJSC ADR.................................... 311,587     322,720

                                     1407

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
RUSSIA -- (Continued)
    Sberbank of Russia PJSC Sponsored ADR................   205,157 $ 1,787,577
    Severstal PJSC GDR...................................    47,385     561,065
    Tatneft PJSC Sponsored ADR...........................    48,120   1,370,212
    TMK PJSC GDR.........................................    13,562      37,060
    VimpelCom, Ltd. Sponsored ADR........................   162,025     661,062
    VTB Bank PJSC GDR....................................   171,074     339,581
*   X5 Retail Group NV GDR...............................    24,211     528,147
                                                                    -----------
TOTAL RUSSIA.............................................            13,379,090
                                                                    -----------
SOUTH AFRICA -- (9.1%)
    Adcorp Holdings, Ltd.................................    61,325      79,600
    Advtech, Ltd.........................................   140,037     154,016
    Aeci, Ltd............................................    83,078     565,643
*   African Bank Investments, Ltd........................   282,387       1,182
    African Oxygen, Ltd..................................    36,963      53,216
    African Rainbow Minerals, Ltd........................    64,573     459,657
    Alexander Forbes Group Holdings, Ltd.................    84,147      37,935
*   Anglo American Platinum, Ltd.........................    21,105     671,015
*   AngloGold Ashanti, Ltd. Sponsored ADR................   320,438   7,020,797
*   ArcelorMittal South Africa, Ltd......................   180,126     110,492
    Ascendis Health, Ltd.................................    24,980      42,729
    Assore, Ltd..........................................    20,901     278,006
    Astral Foods, Ltd....................................    33,491     292,124
*   Attacq, Ltd..........................................   216,072     303,650
*   Aveng, Ltd...........................................   235,423      67,578
    AVI, Ltd.............................................   250,129   1,617,012
    Barclays Africa Group, Ltd...........................   190,252   2,104,402
    Barloworld, Ltd......................................   161,077     954,750
*   Bid Corp., Ltd.......................................   130,540   2,435,838
    Bidvest Group, Ltd. (The)............................   130,540   1,500,440
    Blue Label Telecoms, Ltd.............................   181,406     241,727
*   Brait SE.............................................    98,043     881,911
#   Capitec Bank Holdings, Ltd...........................    16,924     750,619
    Cashbuild, Ltd.......................................    16,072     436,315
    Caxton and CTP Publishers and Printers, Ltd..........    26,485      26,690
    City Lodge Hotels, Ltd...............................    25,860     293,974
    Clicks Group, Ltd....................................   146,849   1,315,158
    Clover Industries, Ltd...............................    65,657      90,939
*   Consolidated Infrastructure Group, Ltd...............    48,599      92,386
    Coronation Fund Managers, Ltd........................   136,564     725,856
    DataTec, Ltd.........................................   145,230     525,579
    Discovery, Ltd.......................................   165,304   1,489,473
*   Distribution and Warehousing Network, Ltd............    43,764       9,291
    DRDGOLD, Ltd.........................................   241,377     197,881
    DRDGOLD, Ltd. Sponsored ADR..........................     1,600      13,280
    EOH Holdings, Ltd....................................    65,610     670,076
*   Eqstra Holdings, Ltd.................................   158,948      31,816
*   Evraz Highveld Steel and Vanadium, Ltd...............     5,882          22
#   Exxaro Resources, Ltd................................   100,976     604,844
    Famous Brands, Ltd...................................    51,937     514,658
    FirstRand, Ltd....................................... 1,260,212   4,409,925
    Foschini Group, Ltd. (The)...........................   122,413   1,313,534
    Gold Fields, Ltd.....................................     8,786      54,251

                                     1408

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
SOUTH AFRICA -- (Continued)
    Gold Fields, Ltd. Sponsored ADR...................... 507,051 $3,148,787
    Grand Parade Investments, Ltd........................ 131,391     32,616
    Grindrod, Ltd........................................ 349,180    290,689
    Group Five, Ltd......................................  72,783    119,353
    Growthpoint Properties, Ltd..........................  45,686     86,696
*   Harmony Gold Mining Co., Ltd......................... 132,290    598,542
*   Harmony Gold Mining Co., Ltd. Sponsored ADR.......... 152,302    696,020
    Holdsport, Ltd.......................................  17,779     75,564
*   Howden Africa Holdings, Ltd..........................   3,943      8,535
    Hudaco Industries, Ltd...............................  21,252    156,900
    Hulamin, Ltd.........................................  71,054     29,811
*   Impala Platinum Holdings, Ltd........................ 317,413  1,400,913
    Imperial Holdings, Ltd............................... 134,102  1,602,691
    Investec, Ltd........................................ 105,731    637,554
    Invicta Holdings, Ltd................................  17,919     75,865
    JSE, Ltd.............................................  47,298    579,432
    KAP Industrial Holdings, Ltd......................... 504,936    236,056
*   Kumba Iron Ore, Ltd..................................  30,471    298,057
#   Lewis Group, Ltd.....................................  66,807    209,232
    Liberty Holdings, Ltd................................  81,174    716,616
    Massmart Holdings, Ltd...............................  77,472    808,936
    Merafe Resources, Ltd................................ 213,666     13,560
    Metair Investments, Ltd.............................. 118,479    175,148
    MMI Holdings, Ltd.................................... 685,819  1,144,022
    Mondi, Ltd...........................................  59,939  1,214,714
    Mpact, Ltd........................................... 127,812    311,031
    Mr. Price Group, Ltd................................. 129,117  2,129,242
    Murray & Roberts Holdings, Ltd....................... 245,552    227,271
    Nampak, Ltd.......................................... 255,024    389,720
    Naspers, Ltd. Class N................................  38,143  5,985,524
    Nedbank Group, Ltd...................................  73,805  1,058,904
    New Europe Property Investments P.L.C................   8,035     96,062
#*  Northam Platinum, Ltd................................ 217,533    807,636
    Oceana Group, Ltd....................................  28,771    228,421
    Omnia Holdings, Ltd..................................  41,378    491,528
    Peregrine Holdings, Ltd.............................. 161,655    351,417
#   Pick n Pay Stores, Ltd............................... 137,573    776,439
*   Pinnacle Holdings, Ltd...............................  68,212     81,059
    Pioneer Foods Group, Ltd.............................  57,511    740,863
#   PPC, Ltd............................................. 511,227    290,216
    PSG Group, Ltd.......................................  33,981    485,465
    Raubex Group, Ltd....................................  94,910    130,647
    RCL Foods, Ltd.......................................  19,226     19,399
    Reunert, Ltd......................................... 122,662    552,425
*   Royal Bafokeng Platinum, Ltd.........................  40,725    152,284
    Sanlam, Ltd.......................................... 591,076  2,788,920
    Santam, Ltd..........................................  20,504    344,501
*   Sappi, Ltd........................................... 274,155  1,394,583
*   Sappi, Ltd. Sponsored ADR............................ 140,883    711,459
    Sasol, Ltd...........................................  17,950    477,628
    Sasol, Ltd. Sponsored ADR............................ 169,899  4,534,604
    Shoprite Holdings, Ltd............................... 200,768  2,942,267
    Sibanye Gold, Ltd.................................... 336,928  1,570,378

                                     1409

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
SOUTH AFRICA -- (Continued)
    Sibanye Gold, Ltd. Sponsored ADR.....................  60,267 $ 1,123,980
    SPAR Group, Ltd. (The)...............................  82,519   1,231,743
    Spur Corp., Ltd......................................  38,177      86,664
    Standard Bank Group, Ltd............................. 410,061   4,095,811
    Steinhoff International Holdings NV.................. 647,431   4,095,090
*   Super Group, Ltd..................................... 284,791     833,899
    Telkom SA SOC, Ltd................................... 160,794     746,223
    Tiger Brands, Ltd....................................  70,814   1,989,068
    Tiso Blackstar Group SE..............................   3,023       1,861
    Tongaat Hulett, Ltd..................................  76,388     658,109
    Transaction Capital, Ltd.............................  41,198      32,498
    Trencor, Ltd.........................................  89,973     259,739
    Truworths International, Ltd......................... 220,349   1,418,223
    Vodacom Group, Ltd...................................  95,861   1,110,998
    Wilson Bayly Holmes-Ovcon, Ltd.......................  33,078     284,318
    Woolworths Holdings, Ltd............................. 369,558   2,381,898
                                                                  -----------
TOTAL SOUTH AFRICA.......................................          98,216,611
                                                                  -----------
SOUTH KOREA -- (14.4%)
    Able C&C Co., Ltd....................................   1,923      55,362
#*  Advanced Process Systems Corp........................   3,786      63,981
    Aekyung Petrochemical Co., Ltd.......................     614      56,492
#   AfreecaTV Co., Ltd...................................   5,664     163,883
#*  Agabang&Company......................................   4,715      34,981
    Ahn-Gook Pharmaceutical Co., Ltd.....................   1,301      20,697
#   Ahnlab, Inc..........................................     934      46,800
*   AJ Rent A Car Co., Ltd...............................   8,768      81,814
    AK Holdings, Inc.....................................   2,208     130,999
#   ALUKO Co., Ltd.......................................  14,441      72,955
#*  Aminologics Co., Ltd.................................  21,772      65,398
    Amorepacific Corp....................................   5,335   1,847,156
    AMOREPACIFIC Group...................................   6,272     809,101
*   Amotech Co., Ltd.....................................   3,455      57,020
*   Anam Electronics Co., Ltd............................  10,750      13,414
    Anapass, Inc.........................................   4,285      49,920
    Asia Cement Co., Ltd.................................     525      36,513
    ASIA Holdings Co., Ltd...............................     649      61,185
*   Asia Paper Manufacturing Co., Ltd....................   3,151      70,402
*   Asiana Airlines, Inc.................................  50,920     219,303
*   AUK Corp.............................................   5,660      14,955
    Autech Corp..........................................   3,629      23,775
    Avaco Co., Ltd.......................................   3,893      22,933
    Baiksan Co., Ltd.....................................   4,640      29,212
*   BH Co., Ltd..........................................   5,471      38,650
    Binggrae Co., Ltd....................................     845      47,500
    Bluecom Co., Ltd.....................................   3,649      46,791
    BNK Financial Group, Inc............................. 123,095     968,728
    Boryung Medience Co., Ltd............................   1,601      24,353
    Boryung Pharmaceutical Co., Ltd......................     892      52,982
*   Bubang Co., Ltd......................................   5,398      25,407
    Bukwang Pharmaceutical Co., Ltd......................   3,837     104,508
    Busan City Gas Co., Ltd..............................     621      18,846
    BYC Co., Ltd.........................................      67      28,683

                                     1410

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
SOUTH KOREA -- (Continued)
#   Byucksan Corp........................................  7,087 $   40,752
#*  CammSys Corp......................................... 24,019     64,466
#*  Capro Corp........................................... 14,132     52,057
    Cell Biotech Co., Ltd................................  1,077     59,921
*   Celltrion Pharm, Inc.................................  1,748     38,125
#*  Celltrion, Inc.......................................  7,311    679,884
    Cheil Worldwide, Inc................................. 16,505    265,431
*   Chemtronics Co., Ltd.................................  2,909     15,245
#*  China Great Star International, Ltd.................. 44,063     76,335
    Chokwang Paint, Ltd..................................  2,052     20,408
#   Chong Kun Dang Pharmaceutical Corp...................  1,312    130,951
    Chongkundang Holdings Corp...........................    871     72,487
    Choong Ang Vaccine Laboratory........................  1,502     32,615
    Chosun Refractories Co., Ltd.........................    128      9,529
    CJ CGV Co., Ltd......................................  5,000    409,132
    CJ CheilJedang Corp..................................  2,914  1,026,195
    CJ Corp..............................................  4,284    768,038
    CJ E&M Corp..........................................  5,773    366,542
#   CJ Freshway Corp.....................................  1,816     72,351
    CJ Hellovision Co., Ltd..............................  8,194     67,569
#*  CJ Korea Express Corp................................    835    149,568
    CJ O Shopping Co., Ltd...............................  1,739    251,390
*   CJ Seafood Corp......................................  9,592     28,753
    CKD Bio Corp.........................................  1,321     34,783
#*  Com2uSCorp...........................................  3,446    355,868
    Cosmax BTI, Inc......................................    654     31,181
#   Cosmax, Inc..........................................  2,264    293,319
*   Cosmochemical Co., Ltd...............................  2,170      9,872
*   COSON Co., Ltd.......................................    660      9,418
    Coway Co., Ltd....................................... 11,952    913,674
#   Crown Confectionery Co., Ltd.........................  3,390    110,777
    D.I Corp.............................................  2,657     10,713
    Dae Dong Industrial Co., Ltd.........................  2,845     20,207
    Dae Han Flour Mills Co., Ltd.........................    586     92,586
*   Dae Won Chemical Co., Ltd............................  9,929     25,425
    Dae Won Kang Up Co., Ltd.............................  7,054     30,303
*   Dae Young Packaging Co., Ltd......................... 31,775     30,821
*   Dae-Il Corp..........................................  4,647     40,486
*   Daea TI Co., Ltd..................................... 18,837     33,484
*   Daechang Co., Ltd.................................... 19,890     23,230
    Daeduck Electronics Co............................... 16,579    116,563
    Daeduck GDS Co., Ltd................................. 10,025    119,102
    Daegu Department Store...............................  3,040     36,502
    Daehan Steel Co., Ltd................................  5,070     41,706
    Daekyo Co., Ltd......................................  1,983     14,777
*   Daekyung Machinery & Engineering Co., Ltd............ 15,145     19,412
    Daelim Industrial Co., Ltd........................... 10,006    751,747
    Daeryuk Can Co., Ltd.................................  2,034     12,262
#   Daesang Corp.........................................  6,272    170,402
#   Daesang Holdings Co., Ltd............................  7,126     80,159
*   Daewon Cable Co., Ltd................................  9,519     15,879
    Daewon Pharmaceutical Co., Ltd.......................  2,386     47,503
    Daewon San Up Co., Ltd...............................  3,198     20,837

                                     1411

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
SOUTH KOREA -- (Continued)
#*  Daewoo Engineering & Construction Co., Ltd........... 28,073 $156,335
*   Daewoo Shipbuilding & Marine Engineering Co., Ltd.... 37,401  149,584
    Daewoong Co., Ltd....................................    594   33,104
#   Daewoong Pharmaceutical Co., Ltd.....................  1,072   91,140
    Daihan Pharmaceutical Co., Ltd.......................  1,880   53,881
#   Daishin Securities Co., Ltd.......................... 19,489  183,908
#   Daou Data Corp.......................................  7,970  105,336
    Daou Technology, Inc................................. 15,608  371,701
#*  Dasan Networks, Inc..................................  9,337   62,972
#   Dawonsys Co., Ltd....................................  3,141   73,195
#   Dayou Automotive Seat Technology Co., Ltd............ 27,800   51,093
    DCM Corp.............................................  1,241   14,133
    DGB Financial Group, Inc............................. 74,311  598,630
    DHP Korea Co., Ltd...................................  2,047   18,409
    Digital Chosun Co., Ltd..............................  4,780   17,087
    Digital Power Communications Co., Ltd................  9,714   33,378
    Display Tech Co., Ltd................................    696    3,220
*   DNF Co., Ltd.........................................  3,085   38,192
    Dong Ah Tire & Rubber Co., Ltd.......................  4,388  103,244
    Dong-A ST Co., Ltd...................................    326   33,641
    Dong-Ah Geological Engineering Co., Ltd..............  1,200   10,907
    Dong-Il Corp.........................................     91    4,888
#*  Dongbu HiTek Co., Ltd................................ 13,158  209,344
    Dongbu Insurance Co., Ltd............................ 14,082  800,463
*   Dongbu Securities Co., Ltd........................... 17,601   60,642
#*  Dongbu Steel Co., Ltd................................  1,591   23,229
    Dongil Industries Co., Ltd...........................    510   32,873
    Dongjin Semichem Co., Ltd............................ 21,378  216,939
*   Dongkook Industrial Co., Ltd.........................  2,420    5,538
    DongKook Pharmaceutical Co., Ltd.....................    969   57,408
    Dongkuk Industries Co., Ltd.......................... 12,588   68,881
*   Dongkuk Steel Mill Co., Ltd.......................... 31,729  257,674
    Dongkuk Structures & Construction Co., Ltd...........  4,816   33,592
    Dongsuh Cos Inc......................................  2,652   77,287
    DONGSUNG Corp........................................ 12,411   75,026
*   Dongwha Enterprise Co., Ltd..........................    583   20,095
    Dongwha Pharm Co., Ltd...............................  7,521   66,684
    Dongwon Development Co., Ltd......................... 10,209   45,069
    Dongwon F&B Co., Ltd.................................    350   72,883
    Dongwon Industries Co., Ltd..........................    414  104,448
    Dongyang E&P, Inc....................................  3,315   40,599
    Doosan Corp..........................................  3,171  319,541
*   Doosan Engine Co., Ltd............................... 14,892   60,204
    Doosan Heavy Industries & Construction Co., Ltd...... 26,104  613,714
*   Dragonfly GF Co., Ltd................................  1,460   12,746
    DRB Holding Co., Ltd.................................  1,970   25,393
*   Duk San Neolux Co., Ltd..............................  2,245   61,061
*   Duksan Hi-Metal Co., Ltd.............................  1,648   12,694
    DuzonBIzon Co., Ltd..................................  8,849  183,863
    DY Corp..............................................  8,382   47,220
    e Tec E&C, Ltd.......................................    620   67,888
    e-LITECOM Co., Ltd...................................  5,790   62,115
    E-MART, Inc..........................................  5,679  829,641

                                     1412

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
SOUTH KOREA -- (Continued)
*   e-Starco Co., Ltd.................................... 11,043 $   15,841
    E1 Corp..............................................  1,099     63,380
    Eagon Industrial, Ltd................................  3,370     39,272
#   Easy Bio, Inc........................................ 21,977    127,781
*   Ecopro Co., Ltd......................................  3,593     39,687
    EG Corp..............................................    835      9,697
*   Ehwa Technologies Information Co., Ltd............... 40,567     27,140
*   ELK Corp............................................. 16,505     28,835
*   EM-Tech Co., Ltd.....................................  1,264     15,092
#*  EMKOREA Co., Ltd.....................................  5,967     24,206
    ENF Technology Co., Ltd..............................  4,574     84,329
    Eo Technics Co., Ltd.................................  2,078    200,233
#   Eugene Corp.......................................... 26,147    124,370
*   Eugene Investment & Securities Co., Ltd.............. 42,469    109,029
    Eugene Technology Co., Ltd...........................  4,095     69,885
    Eusu Holdings Co., Ltd...............................  8,871     83,155
    EVERDIGM Corp........................................  5,254     46,656
    F&F Co., Ltd.........................................  1,487     19,482
*   Farmsco..............................................  1,782     23,238
#   Fila Korea, Ltd......................................  2,546    201,171
    Fine Technix Co., Ltd................................ 10,892     29,145
#*  Finetex EnE, Inc.....................................  4,280     27,502
#*  Foosung Co., Ltd..................................... 23,489    162,933
    Fursys, Inc..........................................  1,797     54,186
*   Gamevil, Inc.........................................    716     49,929
    Gaon Cable Co., Ltd..................................    930     19,933
#*  Genic Co., Ltd.......................................  1,158     21,607
    GIIR, Inc............................................    595      4,466
*   Global Display Co., Ltd..............................  6,155     19,183
*   GNCO Co., Ltd........................................ 18,494     42,250
    Golfzon Co., Ltd.....................................  1,284     85,644
#   GOLFZONYUWONHOLDINGS Co., Ltd........................  9,692     72,918
#*  GS Engineering & Construction Corp................... 20,191    519,026
*   GS Global Corp....................................... 24,687     54,114
    GS Holdings Corp..................................... 21,883    945,548
    GS Home Shopping, Inc................................    913    138,665
#   GS Retail Co., Ltd...................................  5,907    266,387
    Gwangju Shinsegae Co., Ltd...........................    188     41,937
#*  Halla Corp...........................................  8,194     37,208
#   Halla Holdings Corp..................................  3,831    215,949
    Han Kuk Carbon Co., Ltd.............................. 11,233     66,731
    Hana Financial Group, Inc............................ 56,538  1,392,048
    Hana Micron, Inc..................................... 11,094     69,845
#   Hana Tour Service, Inc...............................  3,641    234,660
    Hancom, Inc..........................................  5,785    100,008
    Handok, Inc..........................................  1,292     37,309
    Handsome Co., Ltd....................................  2,820     98,188
    Hanil Cement Co., Ltd................................  1,951    150,475
*   Hanjin Heavy Industries & Construction Co., Ltd...... 31,758    127,095
*   Hanjin Heavy Industries & Construction Holdings Co.,
      Ltd................................................  6,254     31,662
    Hanjin Kal Corp...................................... 13,675    215,242
*   Hanjin Shipping Co., Ltd............................. 48,032     90,361
#   Hanjin Transportation Co., Ltd.......................  4,414    125,626

                                     1413

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
SOUTH KOREA -- (Continued)
    Hankook Shell Oil Co., Ltd...........................    326 $  130,377
    Hankook Tire Co., Ltd................................ 21,194  1,026,539
    Hankuk Glass Industries, Inc.........................    192      4,640
    Hankuk Paper Manufacturing Co., Ltd..................    770     19,902
    Hanmi Semiconductor Co., Ltd.........................  2,574     34,610
    Hanon Systems........................................ 45,925    470,673
#   Hansae Co., Ltd......................................  7,474    205,879
    Hansae Yes24 Holdings Co., Ltd.......................  6,460     73,748
*   Hanshin Construction.................................  2,070     40,167
#   Hansol Chemical Co., Ltd.............................  3,593    256,498
*   Hansol Holdings Co., Ltd............................. 19,663    125,193
#*  Hansol HomeDeco Co., Ltd............................. 40,610     67,653
    Hansol Logistics Co., Ltd............................  1,921      4,780
    Hansol Paper Co., Ltd................................  4,457     90,855
*   Hansol Technics Co., Ltd.............................  2,789     52,279
#   Hanssem Co., Ltd.....................................  2,793    429,254
    Hanwha Chemical Corp................................. 35,807    819,106
    Hanwha Galleria Timeworld Co., Ltd...................    646     27,234
    Hanwha General Insurance Co., Ltd.................... 16,316    102,570
#*  Hanwha Investment & Securities Co., Ltd.............. 30,410     85,521
    Hanwha Life Insurance Co., Ltd....................... 66,683    343,998
    Hanyang Eng Co., Ltd.................................  5,602     68,519
    Hanyang Securities Co., Ltd..........................  1,030      7,123
*   Harim Co., Ltd.......................................  5,229     21,291
*   Harim Holdings Co., Ltd.............................. 17,931     86,523
#   Heung-A Shipping Co., Ltd............................ 46,082     56,772
    High Tech Pharm Co., Ltd.............................  1,281     18,645
    HMC Investment Securities Co., Ltd...................  7,873     75,643
#   Hotel Shilla Co., Ltd................................  6,154    327,951
    HS Industries Co., Ltd............................... 14,873    142,064
    HS R&A Co., Ltd......................................  2,433     80,175
    Huchems Fine Chemical Corp...........................  7,590    132,461
    Humax Co., Ltd.......................................  9,048    118,020
*   Huons Co., Ltd.......................................  1,456    117,005
    Huons Global Co., Ltd................................  1,358     62,418
    Huvis Corp...........................................  5,498     39,893
    Huvitz Co., Ltd......................................  1,959     27,159
    Hwa Shin Co., Ltd.................................... 11,649     77,896
    HwaSung Industrial Co., Ltd..........................  3,833     43,719
    Hy-Lok Corp..........................................  3,117     62,746
    Hyosung Corp......................................... 10,454  1,299,143
*   Hyundai BNG Steel Co., Ltd...........................  4,392     46,512
    Hyundai C&F, Inc.....................................  1,575     25,109
    Hyundai Corp.........................................  2,964     62,061
    Hyundai Department Store Co., Ltd....................  5,168    573,411
    Hyundai Development Co-Engineering & Construction.... 12,770    506,271
    Hyundai Engineering & Construction Co., Ltd.......... 31,609  1,042,938
    Hyundai Engineering Plastics Co., Ltd................  8,090     70,152
    Hyundai Glovis Co., Ltd..............................  5,182    778,320
    Hyundai Greenfood Co., Ltd...........................  7,981    132,383
*   Hyundai Heavy Industries Co., Ltd....................  8,072    907,774
    Hyundai Home Shopping Network Corp...................  1,319    143,083
    Hyundai Hy Communications & Networks Co., Ltd........ 14,610     49,979

                                     1414

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
SOUTH KOREA -- (Continued)
    Hyundai Livart Furniture Co., Ltd....................  3,328 $   77,587
    Hyundai Marine & Fire Insurance Co., Ltd............. 26,359    712,655
#*  Hyundai Merchant Marine Co., Ltd.....................  3,661     34,715
*   Hyundai Mipo Dockyard Co., Ltd.......................  5,786    417,248
    Hyundai Mobis Co., Ltd............................... 11,302  2,577,224
*   Hyundai Rotem Co., Ltd...............................  8,979    171,230
    Hyundai Securities Co., Ltd.......................... 49,919    307,261
    Hyundai Steel Co..................................... 23,205  1,052,612
#   Hyundai Wia Corp.....................................  4,888    375,551
    HyVision System, Inc.................................  2,485     16,991
*   i-SENS, Inc..........................................  1,125     38,610
*   ICD Co., Ltd.........................................  3,057     43,537
*   Iljin Display Co., Ltd...............................  5,112     20,682
    Iljin Electric Co., Ltd..............................  9,122     40,420
    Iljin Holdings Co., Ltd..............................  7,369     49,960
*   Iljin Materials Co., Ltd.............................  2,416     36,964
    Ilshin Spinning Co., Ltd.............................    586     67,031
*   IM Co., Ltd..........................................  5,419     31,853
    iMarketKorea, Inc....................................  5,923     66,440
    InBody Co., Ltd......................................  3,257    118,172
    Industrial Bank of Korea............................. 53,497    566,528
#*  Infinitt Healthcare Co., Ltd.........................  5,114     40,497
*   Infraware, Inc.......................................  5,651     28,735
#*  InkTec Co., Ltd......................................  2,097     21,539
*   InnoWireless, Inc....................................  1,034      9,780
#*  Innox Corp...........................................  4,610     69,498
#*  Insun ENT Co., Ltd................................... 10,668     53,335
    Intelligent Digital Integrated Security Co., Ltd.....  2,551     29,740
*   Interflex Co., Ltd...................................  5,193     77,106
    Interojo Co., Ltd....................................  2,630    109,284
    Interpark Holdings Corp.............................. 16,447     87,450
    INTOPS Co., Ltd......................................  3,594     63,996
    Inzi Controls Co., Ltd...............................  2,210     12,281
    INZI Display Co., Ltd................................  5,255     10,251
*   Iones Co., Ltd.......................................  1,008     20,358
    IS Dongseo Co., Ltd..................................  5,122    277,840
    ISC Co., Ltd.........................................  1,461     36,278
    ISU Chemical Co., Ltd................................  2,497     38,523
    IsuPetasys Co., Ltd.................................. 15,340     70,157
    J.ESTINA Co., Ltd....................................  1,768     20,940
    Jahwa Electronics Co., Ltd...........................  5,727     68,156
#   JB Financial Group Co., Ltd.......................... 48,801    260,239
*   Jcontentree Corp..................................... 17,321     65,856
    Jinsung T.E.C........................................  1,807      9,832
*   Jusung Engineering Co., Ltd..........................  9,399     92,850
    JVM Co., Ltd.........................................  1,013     48,864
*   JYP Entertainment Corp...............................  2,036      9,644
#   Kakao Corp...........................................  3,860    313,343
    Kangnam Jevisco Co., Ltd.............................  1,835     61,083
    KAON Media Co., Ltd..................................  1,845     19,610
    KB Capital Co., Ltd..................................  5,499    121,891
    KB Financial Group, Inc.............................. 26,469    840,465
    KB Financial Group, Inc. ADR......................... 47,792  1,517,874

                                     1415

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
SOUTH KOREA -- (Continued)
    KB Insurance Co., Ltd................................ 22,704 $  575,904
*   KC Cottrell Co., Ltd.................................    626      3,123
    KC Green Holdings Co., Ltd...........................  5,270     38,866
#   KC Tech Co., Ltd.....................................  8,259    119,555
    KCC Corp.............................................  1,590    560,445
*   KCC Engineering & Construction Co., Ltd..............  4,872     53,568
*   KEC Corp.............................................  7,890      8,314
    KEPCO Engineering & Construction Co., Inc............  2,835     79,709
#   KEPCO Plant Service & Engineering Co., Ltd...........  5,542    339,575
    Keyang Electric Machinery Co., Ltd...................  3,516     19,155
#*  KEYEAST Co., Ltd..................................... 27,484     77,901
    KG Chemical Corp.....................................  4,307     53,547
    KG Eco Technology Service Co., Ltd...................  1,015      3,013
    Kginicis Co., Ltd....................................  1,879     23,452
#   KGMobilians Co., Ltd.................................  4,423     42,932
    KH Vatec Co., Ltd....................................  5,221     57,461
    KISCO Corp...........................................  1,992     71,005
    KISCO Holdings Co., Ltd..............................    508     27,603
    Kishin Corp..........................................    757      3,889
    KISWIRE, Ltd.........................................  3,350    110,633
    KIWOOM Securities Co., Ltd...........................  4,843    342,297
*   KleanNara Co., Ltd...................................  2,981     15,451
*   KMH Co., Ltd.........................................  4,639     41,412
#*  KMW Co., Ltd.........................................  4,421     33,755
    Koentec Co., Ltd..................................... 13,257     32,668
    Koh Young Technology, Inc............................  2,789    116,585
#   Kolao Holdings.......................................  4,818     35,570
    Kolon Corp...........................................  1,151     67,845
    Kolon Industries, Inc................................  6,977    543,261
    Kolon Life Science, Inc..............................  2,108    296,387
#   KONA I Co., Ltd......................................  6,921    110,444
    Korea Cast Iron Pipe Industries Co., Ltd.............  1,683     15,434
    Korea Circuit Co., Ltd...............................  7,389     66,072
#   Korea District Heating Corp..........................  1,606     96,171
    Korea Electric Power Corp............................ 14,670    803,165
    Korea Electric Power Corp. Sponsored ADR............. 56,037  1,523,646
    Korea Electric Terminal Co., Ltd.....................  2,136    167,538
#   Korea Electronic Certification Authority, Inc........  4,271     28,151
    Korea Electronic Power Industrial Development Co.,
      Ltd................................................  5,312     26,816
*   Korea Flange Co., Ltd................................  2,351     31,822
    Korea Gas Corp.......................................  9,730    368,703
#*  Korea Information & Communications Co, Ltd...........  3,785     43,308
    Korea Investment Holdings Co., Ltd................... 11,857    497,717
    Korea Kolmar Co., Ltd................................  4,557    386,755
    Korea Kolmar Holdings Co., Ltd.......................  1,931     81,483
*   Korea Line Corp......................................  6,199    107,572
    Korea PetroChemical Ind Co., Ltd.....................  1,349    283,889
    Korea United Pharm, Inc..............................  2,571     49,469
    Korea Zinc Co., Ltd..................................  1,431    652,746
*   Korean Air Lines Co., Ltd............................ 13,995    355,969
    Korean Reinsurance Co................................ 41,224    445,415
    Kortek Corp..........................................  4,957     55,127
    KPX Chemical Co., Ltd................................    618     27,923

                                     1416

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
SOUTH KOREA -- (Continued)
    KSS LINE, Ltd........................................   1,068 $   16,110
    KT Corp. Sponsored ADR...............................  12,498    190,719
*   KT Hitel Co., Ltd....................................   4,412     32,182
    KT Skylife Co., Ltd..................................  11,241    183,857
#*  KTB Investment & Securities Co., Ltd.................  28,137     74,278
    KTCS Corp............................................   5,223     12,070
    Ktis Corp............................................   5,026     20,372
    Kukdo Chemical Co., Ltd..............................   1,792     91,012
    Kukdong Oil & Chemicals Co., Ltd.....................   5,050     16,520
*   Kumho Electric Co., Ltd..............................   1,900     19,763
#   Kumho Petrochemical Co., Ltd.........................   4,274    232,301
#*  Kumho Tire Co., Inc..................................  45,837    408,016
    Kumkang Kind Co., Ltd................................   1,390     64,495
    Kwang Dong Pharmaceutical Co., Ltd...................  10,097     85,789
#*  Kwang Myung Electric Co., Ltd........................  10,100     22,560
    Kwangju Bank.........................................   9,756     82,637
*   Kyeryong Construction Industrial Co., Ltd............   1,581     17,242
#   Kyobo Securities Co., Ltd............................  11,174    103,873
    Kyung Dong Navien Co., Ltd...........................   1,630     89,818
    Kyung-In Synthetic Corp..............................  11,914     68,452
#   Kyungbang, Ltd.......................................     398     61,165
    Kyungchang Industrial Co., Ltd.......................   7,192     40,137
    KyungDong City Gas Co., Ltd..........................     888     62,824
    Kyungdong Pharm Co., Ltd.............................   2,090     35,474
#*  LB Semicon, Inc......................................  16,693     64,639
    LEADCORP, Inc. (The).................................   9,025     74,201
#*  Leaders Cosmetics Co., Ltd...........................   5,667    142,614
#   LEENO Industrial, Inc................................   4,085    153,408
    LF Corp..............................................   9,958    185,775
    LG Chem, Ltd.........................................   8,652  1,885,587
    LG Display Co., Ltd..................................  36,833  1,021,208
    LG Display Co., Ltd. ADR............................. 172,648  2,410,166
#   LG Hausys, Ltd.......................................   2,979    336,613
    LG Household & Health Care, Ltd......................   1,734  1,561,856
    LG Innotek Co., Ltd..................................   6,283    502,323
    LG International Corp................................   9,697    316,114
#*  LG Life Sciences, Ltd................................   2,571    167,320
    LG Uplus Corp........................................ 108,252  1,059,613
    LMS Co., Ltd.........................................   3,047     20,033
    Lock&Lock Co., Ltd...................................   4,513     51,898
*   Loen Entertainment, Inc..............................     264     19,112
    Lotte Chemical Corp..................................   4,787  1,300,719
    Lotte Confectionery Co., Ltd.........................      90     15,234
    LOTTE Fine Chemical Co., Ltd.........................   7,369    234,296
    Lotte Food Co., Ltd..................................     203    147,743
    LOTTE Himart Co., Ltd................................   4,413    176,444
#*  Lotte Non-Life Insurance Co., Ltd....................  29,631     67,455
    Lotte Shopping Co., Ltd..............................   2,045    352,666
    LS Corp..............................................   9,430    449,785
#*  Lumens Co., Ltd......................................  10,101     41,311
#   Macquarie Korea Infrastructure Fund..................  98,886    789,916
*   Macrogen, Inc........................................   2,610     88,590
    Maeil Dairy Industry Co., Ltd........................   2,055     71,141

                                     1417

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
SOUTH KOREA -- (Continued)
    Mando Corp...........................................   2,462 $  572,471
    Mcnex Co., Ltd.......................................   1,630     24,676
    MDS Technology Co., Ltd..............................   1,077     19,057
    Medy-Tox, Inc........................................     909    352,146
    MegaStudy Co., Ltd...................................   1,272     38,295
    MegaStudyEdu Co., Ltd................................     693     29,167
*   Melfas, Inc..........................................   5,636     41,470
    Meritz Financial Group, Inc..........................  14,701    162,792
    Meritz Fire & Marine Insurance Co., Ltd..............  33,955    465,257
    Meritz Securities Co., Ltd........................... 109,171    367,597
    Mirae Asset Daewoo Co., Ltd..........................  59,381    482,647
    Mirae Asset Securities Co., Ltd......................  23,964    570,337
    Miwon Specialty Chemical Co., Ltd....................      84     33,135
    MK Electron Co., Ltd.................................   3,143     32,898
*   MNTech Co., Ltd......................................   4,699     21,272
    Moda-InnoChips Co., Ltd..............................   2,027     22,820
    Modetour Network, Inc................................   3,499     83,444
    Monalisa Co., Ltd....................................   4,836     17,140
    Moorim P&P Co., Ltd..................................  11,756     45,911
*   Moorim Paper Co., Ltd................................  10,302     28,637
    Motonic Corp.........................................   2,770     22,913
    Multicampus Co., Ltd.................................     719     26,632
    Namhae Chemical Corp.................................   3,646     28,798
*   Namsun Aluminum Co., Ltd.............................   9,779     12,807
    Namyang Dairy Products Co., Ltd......................      88     53,646
*   Nanos Co., Ltd.......................................     730      1,196
    NAVER Corp...........................................   4,652  2,951,619
    NCSoft Corp..........................................   2,896    650,835
    NeoPharm Co., Ltd....................................     363     11,293
#*  Neowiz Games Corp....................................   5,241     65,830
    NEOWIZ HOLDINGS Corp.................................   1,678     21,566
    NEPES Corp...........................................  10,486     78,937
    Nexen Corp...........................................   9,940     70,941
    Nexen Tire Corp......................................  18,210    219,078
#*  Nexolon Co., Ltd.....................................   3,343      2,610
#*  Nexon GT Co., Ltd....................................   5,925     52,952
    NH Investment & Securities Co., Ltd..................  46,380    431,735
*   NHN Entertainment Corp...............................   7,901    465,034
    NHN KCP Corp.........................................   4,719     93,543
    NICE Holdings Co., Ltd...............................   9,254    161,159
    Nice Information & Telecommunication, Inc............     396     11,967
#   NICE Information Service Co., Ltd....................  21,377    136,686
*   NK Co., Ltd..........................................   3,712     16,213
    Nong Shim Holdings Co., Ltd..........................     658     75,774
    Nong Woo Bio Co., Ltd................................   2,138     45,523
#   NongShim Co., Ltd....................................     441    132,530
    Noroo Holdings Co., Ltd..............................   1,493     24,334
    NOROO Paint & Coatings Co., Ltd......................   3,900     36,608
    NPC..................................................     363      2,309
#*  OCI Co., Ltd.........................................   6,100    508,649
#*  OPTRON-TEC, Inc......................................   5,461     37,752
    Orion Corp...........................................     796    655,629
*   Osstem Implant Co., Ltd..............................   4,499    306,341

                                     1418

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------ -----------
SOUTH KOREA -- (Continued)
    Ottogi Corp..........................................    253 $   176,846
*   Pan Ocean Co., Ltd................................... 16,353      53,734
    Pan-Pacific Co., Ltd.................................  8,935      30,447
#*  PaperCorea, Inc...................................... 55,279      42,520
    Partron Co., Ltd..................................... 21,564     228,277
*   Paru Co., Ltd........................................ 17,028      61,311
#   Posco M-Tech Co., Ltd................................ 17,041      43,320
*   Power Logics Co., Ltd................................ 15,967      69,873
    PSK, Inc.............................................  3,211      41,648
    Pulmuone Co., Ltd....................................    425      50,863
    Pyeong Hwa Automotive Co., Ltd.......................  5,629      59,095
#*  Redrover Co., Ltd....................................  8,113      51,904
    RFsemi Technologies, Inc.............................  3,027      31,481
    RFTech Co., Ltd......................................  5,319      27,802
*   S&C Engine Group, Ltd................................ 29,984      44,217
*   S&S Tech Corp........................................  1,436      12,343
    S&T Corp.............................................    669      12,626
    S&T Holdings Co., Ltd................................  2,865      48,217
    S&T Motiv Co., Ltd...................................  3,016     163,717
    S-1 Corp.............................................  3,773     342,632
    S-Energy Co., Ltd....................................  3,611      26,616
*   S-MAC Co., Ltd.......................................  6,155      46,244
#   S-Oil Corp...........................................  7,627     525,181
*   Sajo Industries Co., Ltd.............................  1,099      66,941
#*  Sajodongaone Co., Ltd................................  8,260      12,806
*   SAJOHAEPYO Corp......................................    466       6,353
    Sam Young Electronics Co., Ltd.......................  1,232      13,470
    Sam Yung Trading Co., Ltd............................  2,370      41,040
    Samchully Co., Ltd...................................  1,080     102,766
    Samchuly Bicycle Co., Ltd............................    879      13,601
    Samho Development Co., Ltd...........................  6,107      19,199
*   Samho International Co., Ltd.........................  2,508      37,244
    SAMHWA Paints Industrial Co., Ltd....................  3,040      31,287
#   Samick Musical Instruments Co., Ltd.................. 14,805      37,066
    Samick THK Co., Ltd..................................  4,280      39,379
    Samjin Pharmaceutical Co., Ltd.......................  4,553     134,384
    Samkwang Glass.......................................    673      49,720
#   Samlip General Foods Co., Ltd........................    861     147,670
    Sammok S-Form Co., Ltd...............................  1,057      15,434
    Samsung C&T Corp.....................................  2,659     321,872
    Samsung Card Co., Ltd................................  8,621     332,940
    Samsung Electro-Mechanics Co., Ltd................... 18,118     894,509
    Samsung Electronics Co., Ltd......................... 19,984  27,497,525
    Samsung Electronics Co., Ltd. GDR.................... 16,921  11,632,401
*   Samsung Engineering Co., Ltd......................... 27,379     260,225
    Samsung Fire & Marine Insurance Co., Ltd.............  7,139   1,701,225
#*  Samsung Heavy Industries Co., Ltd.................... 51,695     460,986
    Samsung Life Insurance Co., Ltd...................... 10,577     920,184
    Samsung SDI Co., Ltd................................. 10,257     969,643
    Samsung Securities Co., Ltd.......................... 19,243     651,071
#*  SAMT Co., Ltd........................................ 13,261      20,967
    Samyang Corp.........................................    334      28,915
    Samyang Holdings Corp................................    957     103,258

                                     1419

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
SOUTH KOREA -- (Continued)
    Samyang Tongsang Co., Ltd............................    603 $   27,803
*   Samyoung Chemical Co., Ltd...........................  6,670      9,440
#*  Sangbo Corp..........................................  7,260     27,521
    Sangsin Brake........................................  2,008     12,870
    SBS Contents Hub Co., Ltd............................  1,410     14,475
    SBS Media Holdings Co., Ltd.......................... 22,546     61,239
    Seah Besteel Corp....................................  7,278    174,522
    SeAH Holdings Corp...................................    419     49,976
    SeAH Steel Corp......................................  1,827    114,023
    Sebang Co., Ltd......................................  6,087     86,918
    Sebang Global Battery Co., Ltd.......................  3,780    130,685
#*  Seegene, Inc.........................................  1,896     61,579
    Sejong Industrial Co., Ltd...........................  6,842     67,249
    Sekonix Co., Ltd.....................................  3,870     63,511
    Sempio Foods Co......................................    710     41,073
#*  Seobu T&D............................................  4,048     74,743
    Seohan Co., Ltd...................................... 46,096     81,586
*   Seohee Construction Co., Ltd......................... 78,852    105,019
    Seoul Auction Co., Ltd...............................  1,819     26,113
    Seoul Semiconductor Co., Ltd......................... 15,450    231,624
    SEOWONINTECH Co., Ltd................................  4,409     46,148
    Seoyon Co,. Ltd......................................  6,326     62,584
*   Sewon Cellontech Co., Ltd............................ 11,429     35,528
    Sewon Precision Industry Co., Ltd....................  1,917     31,540
#   SEWOONMEDICAL Co., Ltd............................... 10,144     46,572
    SFA Engineering Corp.................................  2,564    138,321
#*  SFA Semicon Co., Ltd................................. 25,047     59,020
#*  SG Corp.............................................. 77,870     85,340
    SH Energy & Chemical Co., Ltd........................ 45,156     70,936
    Shinhan Financial Group Co., Ltd..................... 29,013  1,036,782
    Shinhan Financial Group Co., Ltd. ADR................ 20,352    726,363
    Shinsegae Co., Ltd...................................  2,647    430,702
    Shinsegae Engineering & Construction Co., Ltd........  1,481     61,506
    Shinsegae Information & Communication Co., Ltd.......    372     27,232
    Shinsegae International, Inc.........................    432     30,220
*   Shinsung Solar Energy Co., Ltd....................... 17,036     36,540
#*  Shinsung Tongsang Co., Ltd........................... 52,297     65,420
*   Shinwha Intertek Corp................................  7,862     35,295
*   Shinwon Corp......................................... 11,194     18,869
    Shinyoung Securities Co., Ltd........................    632     28,444
#   SHOWBOX Corp......................................... 10,454     73,884
*   Signetics Corp....................................... 17,527     28,022
*   SIGONG TECH Co., Ltd.................................  6,507     35,865
    Silicon Works Co., Ltd...............................  3,521     99,376
    Silla Co., Ltd.......................................  3,715     50,720
*   SIMMTECH HOLDINGS Co., Ltd...........................  7,120     19,835
    SIMPAC, Inc..........................................  5,344     24,657
    Sindoh Co., Ltd......................................  1,380     63,722
    SJM Co., Ltd.........................................  3,600     23,564
    SK Bioland Co., Ltd..................................  2,817     57,522
    SK Chemicals Co., Ltd................................  4,649    277,675
#*  SK Communications Co., Ltd...........................  4,426     13,475
#   SK Gas, Ltd..........................................  2,393    181,847

                                     1420

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
SOUTH KOREA -- (Continued)
    SK Holdings Co., Ltd.................................   3,684 $  687,355
    SK Hynix, Inc........................................ 184,169  5,671,314
    SK Innovation Co., Ltd...............................  10,685  1,408,051
    SK Materials Co., Ltd................................   2,534    333,333
    SK Networks Co., Ltd.................................  40,541    225,340
#*  SK Securities Co., Ltd............................... 123,695    134,506
    SK Telecom Co., Ltd..................................   1,994    409,756
    SKC Co., Ltd.........................................  10,988    293,795
    SL Corp..............................................   7,580     97,748
#*  SM Entertainment Co..................................   3,808    105,390
    SMCore, Inc..........................................   1,336      8,330
*   Solborn, Inc.........................................   3,048     18,381
    Solid, Inc...........................................   6,454     28,014
    Songwon Industrial Co., Ltd..........................   3,522     63,352
*   Sonokong Co., Ltd....................................   3,721     20,260
    Soulbrain Co., Ltd...................................   4,731    274,962
    Spigen Korea Co., Ltd................................     522     29,540
#*  Ssangyong Cement Industrial Co., Ltd.................   9,493    161,957
*   STX Corp.............................................   1,655      3,606
    Suheung Co., Ltd.....................................   1,935     72,481
    Sunchang Corp........................................   4,035     38,771
#   Sung Kwang Bend Co., Ltd.............................  11,782     97,151
#   Sungchang Enterprise Holdings, Ltd...................  14,040     40,751
*   Sungshin Cement Co., Ltd.............................   7,455     74,027
    Sungwoo Hitech Co., Ltd..............................  18,826    137,684
    Sunjin Co., Ltd......................................   1,592     39,305
#*  Suprema HQ, Inc......................................   1,525     16,167
*   Suprema, Inc.........................................   1,413     33,097
*   Synopex, Inc.........................................  28,253     54,349
    Taekwang Industrial Co., Ltd.........................     196    157,135
*   Taewoong Co., Ltd....................................   5,397    102,494
*   Taeyoung Engineering & Construction Co., Ltd.........  18,899    102,712
*   Taihan Textile Co., Ltd..............................      62      3,369
    Tailim Packaging Co., Ltd............................  15,780     47,155
*   TBH Global Co., Ltd..................................   4,018     34,840
    TechWing, Inc........................................   5,460     70,543
#   TES Co., Ltd.........................................   5,140     89,346
*   TK Chemical Corp.....................................  26,714     52,460
    TK Corp..............................................   8,295     64,529
    Tokai Carbon Korea Co., Ltd..........................     717     23,612
    Tongyang Life Insurance Co, Ltd......................  20,076    192,832
#   Tongyang, Inc........................................  56,091    180,264
*   Top Engineering Co., Ltd.............................   3,447     18,947
    Toptec Co., Ltd......................................   5,736    103,962
    Tovis Co., Ltd.......................................   8,227     71,461
    TS Corp..............................................   1,940     44,240
    UBCare Co., Ltd......................................  11,292     42,768
    Ubiquoss, Inc........................................   4,502     41,260
*   Ubivelox, Inc........................................   1,255     13,245
    Uju Electronics Co., Ltd.............................   3,162     40,321
    Unid Co., Ltd........................................   2,292     93,153
    Uniquest Corp........................................   2,220      8,156
*   Unison Co., Ltd......................................   6,034      9,459

                                     1421

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- ------------
SOUTH KOREA -- (Continued)
    UniTest, Inc.........................................   2,846 $     24,974
#   Value Added Technologies Co., Ltd....................   3,058      106,824
#   Vieworks Co., Ltd....................................   3,242      144,258
#   Visang Education, Inc................................   4,557       60,094
#*  Webzen, Inc..........................................   5,851       98,274
#*  WeMade Entertainment Co., Ltd........................   1,072       22,999
    Whanin Pharmaceutical Co., Ltd.......................   2,219       32,026
    WillBes & Co. (The)..................................  16,224       37,501
*   Winix, Inc...........................................   2,076       17,695
    WiSoL Co., Ltd.......................................   6,120       82,874
*   WIZIT Co., Ltd.......................................   9,117       11,965
*   Wonik Cube Corp......................................   3,316       10,105
#*  Wonik Holdings Co., Ltd..............................  14,480      101,033
*   WONIK IPS Co., Ltd...................................  15,235      337,981
#*  Wonik Materials Co., Ltd.............................     810       50,594
*   Wonik QnC Corp.......................................   1,326       22,074
*   Woongjin Co., Ltd....................................  23,561       61,991
#*  Woongjin Energy Co., Ltd.............................  14,020       13,681
*   Woongjin Thinkbig Co., Ltd...........................   7,573       75,705
*   Wooree ETI Co., Ltd..................................  15,808       29,984
    Woori Bank...........................................  55,234      498,403
    Woori Bank Sponsored ADR.............................   3,029       82,661
*   Woori Investment Bank Co., Ltd.......................  51,594       36,822
    Y G-1 Co., Ltd.......................................   5,966       54,643
*   YD Online Corp.......................................   1,798       14,146
*   YeaRimDang Publishing Co., Ltd.......................   3,338       16,761
    YESCO Co., Ltd.......................................     510       17,809
#   YG Entertainment, Inc................................   2,213       75,448
    Yoosung Enterprise Co., Ltd..........................  10,361       36,916
    Youlchon Chemical Co., Ltd...........................   3,560       44,325
    Young Poong Corp.....................................     134      134,737
    Young Poong Precision Corp...........................   6,555       51,227
    Youngone Corp........................................   4,853      153,746
    Youngone Holdings Co., Ltd...........................   2,741      148,515
#*  Yuanta Securities Korea Co., Ltd.....................  30,918      101,828
                                                                  ------------
TOTAL SOUTH KOREA........................................          156,056,048
                                                                  ------------
TAIWAN -- (14.3%)
#   A-DATA Technology Co., Ltd........................... 104,605      147,441
    Ability Enterprise Co., Ltd.......................... 166,508       91,565
    AcBel Polytech, Inc.................................. 138,685      114,763
    Accton Technology Corp............................... 157,858      274,196
    Acer, Inc............................................ 990,287      472,097
    ACES Electronic Co., Ltd.............................  31,000       24,660
    Achem Technology Corp................................  93,526       33,410
*   Acme Electronics Corp................................  26,000       10,375
    Acter Co., Ltd.......................................  13,000       34,675
#   Actron Technology Corp...............................  33,000      120,711
#   Adlink Technology, Inc...............................  38,814       79,339
    Advanced Ceramic X Corp..............................  17,000       93,472
*   Advanced Connectek, Inc.............................. 122,000       24,119
    Advanced International Multitech Co., Ltd............  42,000       27,253
    Advanced Semiconductor Engineering, Inc.............. 654,774      772,954

                                     1422

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
TAIWAN -- (Continued)
    Advanced Semiconductor Engineering, Inc. ADR.........   165,684 $  952,683
#   Advanced Wireless Semiconductor Co...................    71,000    132,532
    Advancetek Enterprise Co., Ltd.......................    87,580     56,319
    Advantech Co., Ltd...................................    60,555    471,215
*   AGV Products Corp....................................   283,914     72,631
    Airtac International Group...........................    36,450    273,170
    Alcor Micro Corp.....................................    17,000      9,723
*   ALI Corp.............................................   130,000     72,650
    Alltek Technology Corp...............................    28,014     23,164
    Alpha Networks, Inc..................................   130,500     83,634
#   Altek Corp...........................................   151,727    109,347
    Ambassador Hotel (The)...............................    50,000     40,927
    AMPOC Far-East Co., Ltd..............................    31,000     23,931
#   AmTRAN Technology Co., Ltd...........................   351,907    244,476
    Anpec Electronics Corp...............................    27,454     25,308
    Apacer Technology, Inc...............................    82,846     72,483
*   APCB, Inc............................................    70,000     35,350
    Apex Biotechnology Corp..............................    35,477     52,909
    Apex International Co., Ltd..........................    49,710     62,304
    Apex Medical Corp....................................    21,000     24,800
    Apex Science & Engineering...........................    68,848     18,214
    Arcadyan Technology Corp.............................    51,859     93,948
    Ardentec Corp........................................   199,417    130,812
*   Arima Communications Corp............................   106,087     19,582
    Asia Cement Corp.....................................   440,696    403,117
*   Asia Optical Co., Inc................................   132,000    114,073
    Asia Plastic Recycling Holding, Ltd..................    70,377     40,703
    Asia Polymer Corp....................................   154,560     87,266
#   Asia Vital Components Co., Ltd.......................   148,278    119,452
    ASMedia Technology, Inc..............................     4,000     21,956
    ASPEED Technology, Inc...............................     9,599     98,788
    ASROCK, Inc..........................................    20,000     27,567
#   Asustek Computer, Inc................................   112,996    983,161
    Aten International Co., Ltd..........................    39,000    100,264
#   AU Optronics Corp.................................... 3,684,000  1,505,476
    AU Optronics Corp. Sponsored ADR.....................    78,775    326,128
    Audix Corp...........................................    52,800     59,567
    Aurora Corp..........................................    33,693     53,824
    AV Tech Corp.........................................    10,000      7,351
    Avermedia Technologies...............................    55,690     18,775
*   Avision, Inc.........................................    64,693     14,494
    AVY Precision Technology, Inc........................    37,060     72,108
    Awea Mechantronic Co., Ltd...........................    12,600     10,988
    Bank of Kaohsiung Co., Ltd...........................   141,479     40,522
    Basso Industry Corp..................................    14,000     43,742
    BenQ Materials Corp..................................    87,000     47,197
#   BES Engineering Corp.................................   788,000    134,379
    Bionime Corp.........................................     7,000     10,977
*   Biostar Microtech International Corp.................    73,000     21,899
    Bioteque Corp........................................    12,010     58,209
#   Bizlink Holding, Inc.................................    39,098    240,740
#   Boardtek Electronics Corp............................    63,000     80,680
    Bright Led Electronics Corp..........................    76,100     24,364

                                     1423

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
TAIWAN -- (Continued)
*   C Sun Manufacturing, Ltd.............................    68,000 $   31,574
#   Capital Securities Corp..............................   944,731    258,321
    Career Technology MFG. Co., Ltd......................   156,000     88,371
*   Carnival Industrial Corp.............................    65,000      9,623
    Casetek Holdings, Ltd................................    36,000    145,398
    Catcher Technology Co., Ltd..........................   193,509  1,349,204
    Cathay Financial Holding Co., Ltd.................... 1,382,125  1,554,773
#*  Cathay Real Estate Development Co., Ltd..............   429,000    192,283
#   Chailease Holding Co., Ltd...........................   243,000    431,464
    ChainQui Construction Development Co., Ltd...........    48,000     31,070
*   Champion Building Materials Co., Ltd.................   168,000     34,983
#   Chang Hwa Commercial Bank, Ltd.......................   980,293    527,499
    Chang Wah Electromaterials, Inc......................    17,249     63,731
    Channel Well Technology Co., Ltd.....................    54,000     56,216
#   Charoen Pokphand Enterprise..........................   106,160    123,063
#   Chaun-Choung Technology Corp.........................    37,000    175,265
    CHC Resources Corp...................................    27,618     48,909
#   Chen Full International Co., Ltd.....................    46,000     78,710
    Chenbro Micom Co., Ltd...............................    37,000     69,095
#   Cheng Loong Corp.....................................   444,480    155,987
    Cheng Shin Rubber Industry Co., Ltd..................   441,808    922,304
#   Cheng Uei Precision Industry Co., Ltd................   234,159    318,201
*   Chenming Mold Industry Corp..........................    41,000     18,425
    Chia Chang Co., Ltd..................................    89,000     63,051
    Chicony Electronics Co., Ltd.........................   170,422    421,697
    Chien Kuo Construction Co., Ltd......................   138,675     38,667
    Chilisin Electronics Corp............................    50,324    108,564
    Chime Ball Technology Co., Ltd.......................     9,000     13,609
    Chimei Materials Technology Corp.....................   155,250     75,300
    Chin-Poon Industrial Co., Ltd........................   116,113    254,996
    China Airlines, Ltd.................................. 1,307,062    384,292
    China Bills Finance Corp.............................   127,000     48,353
    China Chemical & Pharmaceutical Co., Ltd.............   125,000     71,294
    China Development Financial Holding Corp............. 2,682,579    653,155
    China Ecotek Corp....................................    10,000     15,150
*   China Electric Manufacturing Corp....................   103,000     25,462
    China General Plastics Corp..........................   170,872     88,182
    China Glaze Co., Ltd.................................    61,000     21,206
    China Life Insurance Co., Ltd........................ 1,028,562    850,865
*   China Man-Made Fiber Corp............................   264,000     64,402
    China Metal Products.................................   136,190    140,228
    China Motor Corp.....................................    98,000     74,229
#*  China Petrochemical Development Corp................. 1,132,092    269,080
    China Steel Chemical Corp............................    55,227    181,714
#   China Steel Corp..................................... 1,687,940  1,167,686
    China Steel Structure Co., Ltd.......................    70,000     47,535
    China Synthetic Rubber Corp..........................   253,681    184,058
    China Wire & Cable Co., Ltd..........................    21,600      8,840
    Chinese Maritime Transport, Ltd......................    56,000     39,815
#   Chipbond Technology Corp.............................   266,000    363,852
    ChipMOS TECHNOLOGIES, Inc............................    45,000     46,660
    Chlitina Holding, Ltd................................     8,000     46,471
    Chong Hong Construction Co., Ltd.....................    58,361    105,876

                                     1424

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
TAIWAN -- (Continued)
    Chroma ATE, Inc......................................    73,466 $  185,289
    Chun YU Works & Co., Ltd.............................   122,000     54,604
    Chun Yuan Steel......................................   207,999     66,786
*   Chung Hung Steel Corp................................   438,889     78,392
    Chung Hwa Pulp Corp..................................   206,246     59,079
#   Chung-Hsin Electric & Machinery Manufacturing
      Corp...............................................   212,000    122,622
    Chunghwa Telecom Co., Ltd............................   214,800    767,591
    Chunghwa Telecom Co., Ltd. Sponsored ADR.............    35,415  1,279,544
    Chyang Sheng Dyeing & Finishing Co., Ltd.............    53,000     29,348
    Cleanaway Co., Ltd...................................    21,000    114,319
#   Clevo Co.............................................   232,869    210,588
#*  CMC Magnetics Corp................................... 1,061,642    130,663
*   CoAsia Microelectronics Corp.........................    63,000     38,007
    Compal Electronics, Inc.............................. 1,332,086    837,008
    Compeq Manufacturing Co., Ltd........................   509,000    266,735
*   Concord Securities Co., Ltd..........................   276,000     59,399
*   Continental Holdings Corp............................   229,250     77,154
    Coretronic Corp......................................   292,000    275,767
    Cowealth Medical Holding Co., Ltd....................     6,000     13,397
    Coxon Precise Industrial Co., Ltd....................    59,000     69,972
#   CSBC Corp. Taiwan....................................   235,440    108,763
#   CTBC Financial Holding Co., Ltd...................... 2,793,160  1,542,092
    CTCI Corp............................................   174,555    246,286
#   Cub Elecparts, Inc...................................    13,663    165,676
    CviLux Corp..........................................    39,329     31,202
    Cyberlink Corp.......................................    23,356     51,585
    CyberPower Systems, Inc..............................    16,000     56,698
    CyberTAN Technology, Inc.............................   139,576     90,501
#   D-Link Corp..........................................   419,148    160,398
    DA CIN Construction Co., Ltd.........................    71,000     36,050
    Da-Li Development Co., Ltd...........................    56,356     42,797
    Dafeng TV, Ltd.......................................    25,130     30,554
*   Danen Technology Corp................................   188,000     46,874
    Darfon Electronics Corp..............................   109,000     61,607
    Darwin Precisions Corp...............................   196,000     85,125
    Delpha Construction Co., Ltd.........................    60,639     27,362
#   Delta Electronics, Inc...............................   264,940  1,397,468
    Depo Auto Parts Ind Co., Ltd.........................    48,000    160,241
    DFI, Inc.............................................    16,460     26,066
    Dimerco Express Corp.................................    34,000     18,724
    Dynacolor, Inc.......................................    16,000     22,685
*   Dynamic Electronics Co., Ltd.........................   146,006     42,350
    Dynapack International Technology Corp...............    75,000    104,171
#*  E Ink Holdings, Inc..................................   404,000    239,805
    E-Lead Electronic Co., Ltd...........................    39,000     38,939
    E-Life Mall Corp.....................................    30,000     55,267
*   E-Ton Solar Tech Co., Ltd............................   123,032     44,527
#   E.Sun Financial Holding Co., Ltd..................... 1,506,041    841,093
*   Eastern Media International Corp.....................   278,406     49,829
#   Eclat Textile Co., Ltd...............................    48,176    540,012
    Edimax Technology Co., Ltd...........................    91,044     28,514
    Edison Opto Corp.....................................    54,000     25,247
    Edom Technology Co., Ltd.............................    72,740     42,609

                                     1425

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES   VALUE++
                                                          --------- --------
TAIWAN -- (Continued)
    eGalax_eMPIA Technology, Inc.........................    21,067 $ 33,601
#   Elan Microelectronics Corp...........................   131,370  155,928
#   Elite Advanced Laser Corp............................    51,840  205,925
#   Elite Material Co., Ltd..............................   118,909  270,276
#   Elite Semiconductor Memory Technology, Inc...........   122,000  112,604
    Elitegroup Computer Systems Co., Ltd.................   161,235   82,939
#   eMemory Technology, Inc..............................    23,000  231,541
    ENG Electric Co., Ltd................................    58,427   30,445
    Ennoconn Corp........................................     4,202   63,012
    EnTie Commercial Bank Co., Ltd.......................   103,500   44,924
*   Episil Holdings, Inc.................................    58,000   21,396
#   Epistar Corp.........................................   506,954  391,826
    Eson Precision Ind. Co., Ltd.........................    30,000   36,079
#   Eternal Materials Co., Ltd...........................   266,805  277,943
    Etron Technology, Inc................................   212,000   88,226
*   Eva Airways Corp.....................................   822,906  391,713
    Everest Textile Co., Ltd.............................   127,000   61,976
    Evergreen International Storage & Transport Corp.....   285,000  117,547
#   Everlight Electronics Co., Ltd.......................   170,149  276,968
*   Everspring Industry Co., Ltd.........................    30,000   18,938
    Excelsior Medical Co., Ltd...........................    44,800   71,781
    Far Eastern Department Stores, Ltd...................   455,370  260,637
#   Far Eastern International Bank....................... 1,047,414  305,629
    Far Eastern New Century Corp.........................   752,560  588,094
    Far EasTone Telecommunications Co., Ltd..............   332,000  763,299
    Faraday Technology Corp..............................    63,442   74,459
*   Farglory F T Z Investment Holding Co., Ltd...........    24,000   10,307
    Farglory Land Development Co., Ltd...................   164,442  177,158
#   Federal Corp.........................................   226,205  100,335
    Feedback Technology Corp.............................    12,000   19,680
    Feng Hsin Steel Co., Ltd.............................   182,550  240,526
    Feng TAY Enterprise Co., Ltd.........................   112,107  506,588
*   First Copper Technology Co., Ltd.....................    36,000    7,529
    First Financial Holding Co., Ltd..................... 1,766,739  980,469
    First Hotel..........................................    71,226   40,745
*   First Insurance Co., Ltd, (The)......................    93,606   34,484
    First Steamship Co., Ltd.............................   227,595   57,414
#   FLEXium Interconnect, Inc............................   137,949  368,381
#   Flytech Technology Co., Ltd..........................    41,373  139,533
    FocalTech Systems Co., Ltd...........................    80,792   73,796
    Formosa Advanced Technologies Co., Ltd...............    74,000   51,828
    Formosa Chemicals & Fibre Corp.......................   256,378  668,107
    Formosa International Hotels Corp....................    16,905   99,639
    Formosa Oilseed Processing Co., Ltd..................    46,000   73,784
    Formosa Optical Technology Co., Ltd..................     7,000   16,470
    Formosa Petrochemical Corp...........................   145,000  412,553
    Formosa Plastics Corp................................   321,134  783,619
    Formosa Taffeta Co., Ltd.............................   121,000  114,773
#   Formosan Rubber Group, Inc...........................   222,000  106,437
    Formosan Union Chemical..............................    95,266   53,007
    Fortune Electric Co., Ltd............................    37,000   17,871
    Founding Construction & Development Co., Ltd.........    71,460   36,470
    Foxconn Technology Co., Ltd..........................   216,373  525,079

                                     1426

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
TAIWAN -- (Continued)
    Foxlink Image Technology Co., Ltd....................    63,000 $   29,426
    Froch Enterprise Co., Ltd............................    56,713     17,959
    FSP Technology, Inc..................................    65,886     50,839
    Fubon Financial Holding Co., Ltd..................... 1,266,896  1,576,552
    Fulgent Sun International Holding Co., Ltd...........    20,000     41,057
    Fullerton Technology Co., Ltd........................    69,000     50,026
    Fulltech Fiber Glass Corp............................   117,544     49,494
    Fwusow Industry Co., Ltd.............................    31,442     15,067
    G Shank Enterprise Co., Ltd..........................    63,382     47,478
*   G Tech Optoelectronics Corp..........................    74,000     29,021
    Gallant Precision Machining Co., Ltd.................    76,000     42,379
#   Gamania Digital Entertainment Co., Ltd...............    25,000     27,045
    Gemtek Technology Corp...............................   160,574     90,103
*   Genesis Photonics, Inc...............................   170,520     27,617
*   Genius Electronic Optical Co., Ltd...................    39,071     70,798
    GeoVision, Inc.......................................    32,110     63,437
    Getac Technology Corp................................   197,000    148,515
#   Giant Manufacturing Co., Ltd.........................    69,287    467,827
    Giantplus Technology Co., Ltd........................   118,000     75,174
    Giga Solution Tech Co., Ltd..........................    54,000     39,884
#   Gigabyte Technology Co., Ltd.........................   304,000    386,234
    Gigasolar Materials Corp.............................     8,280    119,318
*   Gigastorage Corp.....................................   154,213    111,356
    Ginko International Co., Ltd.........................    12,000    124,089
#*  Gintech Energy Corp..................................   217,670    160,403
*   Global Brands Manufacture, Ltd.......................   101,666     27,125
    Global Lighting Technologies, Inc....................    38,000    107,610
    Global Mixed Mode Technology, Inc....................    20,000     40,915
    Global Unichip Corp..................................    31,000     74,573
    Globalwafers Co., Ltd................................     7,000     14,351
    Globe Union Industrial Corp..........................   128,518     56,241
    Gloria Material Technology Corp......................   253,708    128,536
#   Glory Science Co., Ltd...............................    32,467     58,397
*   Gold Circuit Electronics, Ltd........................   232,263     82,767
    Goldsun Building Materials Co., Ltd..................   641,730    163,590
    Good Will Instrument Co., Ltd........................     6,533      3,819
    Gourmet Master Co., Ltd..............................    22,000    235,370
    Grand Ocean Retail Group, Ltd........................    28,000     22,182
    Grand Pacific Petrochemical..........................   456,000    240,397
    Grand Plastic Technology Corp........................    10,000     64,199
#   Grape King Bio, Ltd..................................    42,000    281,895
    Great China Metal Industry...........................    90,000     70,777
    Great Taipei Gas Co., Ltd............................   105,000     76,811
#   Great Wall Enterprise Co., Ltd.......................   248,682    210,959
    Greatek Electronics, Inc.............................   131,000    160,922
#*  Green Energy Technology, Inc.........................   132,537     78,572
*   GTM Holdings Corp....................................    39,000     18,704
    Hakers Enterprise Co., Ltd...........................     6,300     13,494
    Hannstar Board Corp..................................   185,681     60,263
#*  HannStar Display Corp................................ 1,489,667    252,119
*   HannsTouch Solution, Inc.............................   225,743     46,398
    Harvatek Corp........................................    83,052     25,953
    Hi-Clearance, Inc....................................     5,000     14,584

                                     1427

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
TAIWAN -- (Continued)
    Highwealth Construction Corp.........................   304,918 $  465,348
#   Hiroca Holdings, Ltd.................................    24,728     89,644
#   HiTi Digital, Inc....................................    79,956     36,673
    Hitron Technology, Inc...............................   128,000     86,403
#   Hiwin Technologies Corp..............................    65,941    323,664
#*  Ho Tung Chemical Corp................................   469,993    109,780
    Hocheng Corp.........................................   137,300     33,198
    Holiday Entertainment Co., Ltd.......................    31,000     48,695
    Holtek Semiconductor, Inc............................    89,000    148,199
    Holy Stone Enterprise Co., Ltd.......................   103,500    114,067
    Hon Hai Precision Industry Co., Ltd.................. 3,279,545  9,050,249
    Hon Hai Precision Industry Co., Ltd. GDR.............   144,169    804,263
    Hong TAI Electric Industrial.........................    80,000     20,821
    Hong YI Fiber Industry Co............................    37,000     23,281
*   Horizon Securities Co., Ltd..........................   220,000     42,423
#   Hota Industrial Manufacturing Co., Ltd...............    61,919    282,068
    Hotai Motor Co., Ltd.................................    50,000    502,345
    Hsin Kuang Steel Co., Ltd............................    92,788     46,999
    Hsin Yung Chien Co., Ltd.............................    15,900     39,893
#   Hu Lane Associate, Inc...............................    38,151    170,863
*   HUA ENG Wire & Cable Co., Ltd........................   157,000     33,911
    Hua Nan Financial Holdings Co., Ltd.................. 1,123,237    613,101
#   Huaku Development Co., Ltd...........................   129,465    216,343
    Huang Hsiang Construction Corp.......................    60,000     64,951
    Hung Ching Development & Construction Co., Ltd.......    68,000     37,028
    Hung Poo Real Estate Development Corp................   129,609    108,720
#   Hung Sheng Construction, Ltd.........................   254,000    131,359
    Huxen Corp...........................................    10,000     13,021
    Hwa Fong Rubber Co., Ltd.............................   144,540     54,591
*   Hwacom Systems, Inc..................................    43,000     13,410
*   I-Chiun Precision Industry Co., Ltd..................    53,000     15,358
    I-Sheng Electric Wire & Cable Co., Ltd...............    30,000     36,704
    Ibase Technology, Inc................................    54,400    109,376
#*  Ichia Technologies, Inc..............................   168,897     78,981
    Ideal Bike Corp......................................    68,000     26,460
    IEI Integration Corp.................................    48,000     61,370
    Infortrend Technology, Inc...........................   110,798     56,432
    Innolux Corp......................................... 4,060,461  1,503,932
#*  Inotera Memories, Inc................................ 1,178,000    962,251
    Inpaq Technology Co., Ltd............................    45,000     30,807
    Intai Technology Corp................................    14,000     77,644
#   Inventec Corp........................................   846,181    657,694
    Iron Force Industrial Co., Ltd.......................    10,000     69,203
    ITE Technology, Inc..................................    63,202     58,909
    ITEQ Corp............................................   118,299    126,056
    Jentech Precision Industrial Co., Ltd................    24,000     36,225
    Jess-Link Products Co., Ltd..........................    50,500     43,126
    Jih Sun Financial Holdings Co., Ltd..................   780,151    172,151
    Johnson Health Tech Co., Ltd.........................    21,948     32,301
    K Laser Technology, Inc..............................    55,000     25,180
    Kang Na Hsiung Enterprise Co., Ltd...................    59,000     19,416
    Kaori Heat Treatment Co., Ltd........................    23,983     44,656
    Kaulin Manufacturing Co., Ltd........................    60,000     31,796

                                     1428

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
TAIWAN -- (Continued)
    KD Holding Corp......................................   6,000 $   34,149
    KEE TAI Properties Co., Ltd.......................... 221,226     88,745
#   Kenda Rubber Industrial Co., Ltd..................... 166,511    266,246
    Kenmec Mechanical Engineering Co., Ltd...............  86,000     31,590
    Kerry TJ Logistics Co., Ltd..........................  82,000    110,250
    Kindom Construction Corp............................. 163,000     87,717
#   King Slide Works Co., Ltd............................  16,050    195,027
    King Yuan Electronics Co., Ltd....................... 564,529    540,000
    King's Town Bank Co., Ltd............................ 408,000    299,474
    King's Town Construction Co., Ltd....................  62,348     37,055
    Kinik Co.............................................  64,000    109,962
*   Kinko Optical Co., Ltd...............................  53,000     28,804
#*  Kinpo Electronics.................................... 602,028    225,815
    Kinsus Interconnect Technology Corp.................. 142,009    306,888
    KMC Kuei Meng International, Inc.....................  15,106     56,187
    KS Terminals, Inc....................................  41,760     50,155
#   Kung Long Batteries Industrial Co., Ltd..............  32,000    154,978
*   Kung Sing Engineering Corp........................... 108,000     33,843
#   Kuo Toong International Co., Ltd.....................  89,627     65,227
    Kuoyang Construction Co., Ltd........................ 209,450     77,838
    Kwong Fong Industries Corp...........................  71,856     43,126
    KYE Systems Corp..................................... 146,426     41,261
    LAN FA Textile.......................................  93,277     24,983
    Lanner Electronics, Inc..............................  30,589     44,477
    Largan Precision Co., Ltd............................  17,306  1,860,535
*   LCY Chemical Corp.................................... 182,799    223,016
    Leader Electronics, Inc..............................  67,602     20,265
    Leadtrend Technology Corp............................   4,159      3,977
    Lealea Enterprise Co., Ltd........................... 416,981    110,933
    Ledlink Optics, Inc..................................  24,255     30,693
    Ledtech Electronics Corp.............................  19,000      7,272
    LEE CHI Enterprises Co., Ltd......................... 103,000     35,057
    Lelon Electronics Corp...............................  38,250     49,555
    Leofoo Development Co., Ltd.......................... 135,000     38,446
*   LES Enphants Co., Ltd................................  90,901     38,651
    Lextar Electronics Corp.............................. 202,000    103,369
*   Li Peng Enterprise Co., Ltd.......................... 277,806     68,756
    Lian HWA Food Corp...................................  13,305     13,290
    Lien Chang Electronic Enter..........................  63,000     25,731
    Lien Hwa Industrial Corp............................. 314,837    210,249
    Lingsen Precision Industries, Ltd.................... 185,000     58,284
    Lite-On Semiconductor Corp........................... 132,213     89,185
    Lite-On Technology Corp.............................. 538,707    807,906
    Long Bon International Co., Ltd...................... 164,000     81,986
    Long Chen Paper Co., Ltd............................. 234,348    116,406
    Longwell Co..........................................  52,000     55,352
    Lotes Co., Ltd.......................................  23,631     61,922
    Lucky Cement Corp.................................... 112,000     32,910
    Lumax International Corp., Ltd.......................  48,325     69,518
    Lung Yen Life Service Corp...........................  41,000     74,520
    LuxNet Corp..........................................  20,899     30,204
    Macauto Industrial Co., Ltd..........................  17,000     92,107
    Macroblock, Inc......................................   5,000     11,316

                                     1429

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
TAIWAN -- (Continued)
#*  Macronix International............................... 2,071,048 $  265,331
    Mag Layers Scientific-Technics Co., Ltd..............    11,550     16,174
#   Makalot Industrial Co., Ltd..........................    49,941    258,412
    Marketech International Corp.........................    58,000     51,851
    Masterlink Securities Corp...........................   566,073    162,599
*   Mayer Steel Pipe Corp................................    78,259     31,012
    MediaTek, Inc........................................   183,360  1,399,956
    Mega Financial Holding Co., Ltd...................... 1,457,669  1,143,101
    Mercuries & Associates Holding, Ltd..................   152,460     91,580
    Mercuries Life Insurance Co., Ltd....................   308,276    156,606
#   Merida Industry Co., Ltd.............................    53,415    247,460
    Merry Electronics Co., Ltd...........................    50,906    145,486
#   Micro-Star International Co., Ltd....................   362,233    790,487
*   Microbio Co., Ltd....................................   128,572    105,124
*   Microelectronics Technology, Inc.....................    24,119      8,434
    Microlife Corp.......................................    12,600     31,630
    Mildef Crete, Inc....................................    28,000     30,124
    MIN AIK Technology Co., Ltd..........................    58,000     74,399
    Mirle Automation Corp................................    70,398     87,402
#   Mitac Holdings Corp..................................   249,483    216,621
    Mobiletron Electronics Co., Ltd......................    11,000     15,147
*   Motech Industries, Inc...............................   156,000    162,632
    MPI Corp.............................................    21,000     57,719
    Nak Sealing Technologies Corp........................    25,000     66,592
#   Namchow Chemical Industrial Co., Ltd.................    71,000    154,733
#   Nan Kang Rubber Tire Co., Ltd........................    96,139     85,144
    Nan Liu Enterprise Co., Ltd..........................     6,000     29,541
    Nan Ren Lake Leisure Amusement Co., Ltd..............    99,000     24,769
#   Nan Ya Plastics Corp.................................   515,674    976,922
    Nan Ya Printed Circuit Board Corp....................   118,072    104,365
    Nantex Industry Co., Ltd.............................   107,950     92,410
    Nanya Technology Corp................................    49,000     57,960
    National Petroleum Co., Ltd..........................    37,000     41,908
#   Neo Solar Power Corp.................................   409,646    210,101
    Netronix, Inc........................................    14,000     34,395
    New Asia Construction & Development Corp.............    43,880      9,156
    New Era Electronics Co., Ltd.........................    39,000     28,873
*   Newmax Technology Co., Ltd...........................    49,077     34,887
#   Nexcom International Co., Ltd........................    30,000     28,075
    Nichidenbo Corp......................................    28,975     20,526
    Nien Hsing Textile Co., Ltd..........................   125,476     94,386
    Nishoku Technology, Inc..............................    23,000     37,883
#   Novatek Microelectronics Corp........................   182,000    639,553
    Nuvoton Technology Corp..............................    26,000     29,952
*   Ocean Plastics Co., Ltd..............................    51,000     42,346
    OptoTech Corp........................................   256,000    100,851
    Orient Europharma Co., Ltd...........................    10,000     20,418
#*  Orient Semiconductor Electronics, Ltd................   278,000    122,656
#   Oriental Union Chemical Corp.........................   211,821    130,113
    P-Duke Technology Co., Ltd...........................    10,000     21,122
    Pacific Construction Co..............................   167,000     60,957
#   Pacific Hospital Supply Co., Ltd.....................    28,000     89,570
    Paiho Shih Holdings Corp.............................    17,600     19,195

                                     1430

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
    Pan Jit International, Inc............................   197,000 $   98,687
    Pan-International Industrial Corp.....................   191,514     93,194
    Parade Technologies, Ltd..............................    16,400    145,708
    Paragon Technologies Co., Ltd.........................    30,762     22,479
#   PChome Online, Inc....................................    24,885    279,874
#   Pegatron Corp.........................................   701,037  1,725,698
    Phihong Technology Co., Ltd...........................   128,584     44,960
    Phison Electronics Corp...............................    34,000    282,110
    Phoenix Tours International, Inc......................    14,700     18,271
    Pixart Imaging, Inc...................................    39,030     90,939
    Polytronics Technology Corp...........................    25,000     43,709
    Portwell, Inc.........................................    36,000     61,181
    Posiflex Technology, Inc..............................    19,671    104,693
    Pou Chen Corp.........................................   627,144    856,058
    Power Quotient International Co., Ltd.................    66,800     21,484
    Powertech Technology, Inc.............................   340,400    866,343
    Poya International Co., Ltd...........................    21,657    267,296
#   President Chain Store Corp............................   118,000    958,710
    President Securities Corp.............................   387,662    146,372
    Primax Electronics, Ltd...............................    65,000     89,250
*   Prime Electronics & Satellitics, Inc..................    57,750     18,625
    Prince Housing & Development Corp.....................   573,087    190,469
*   Princeton Technology Corp.............................   105,000     28,945
    Promate Electronic Co., Ltd...........................    63,000     62,744
    Promise Technology, Inc...............................    76,000     40,797
    Qisda Corp............................................   819,439    296,931
    Qualipoly Chemical Corp...............................    38,284     45,151
    Quanta Computer, Inc..................................   504,715  1,027,884
*   Quintain Steel Co., Ltd...............................    63,748     16,056
    Radiant Opto-Electronics Corp.........................   237,144    380,857
#   Radium Life Tech Co., Ltd.............................   362,056    114,754
    Ralec Electronic Corp.................................    30,000     43,088
    Realtek Semiconductor Corp............................    71,268    258,458
    Rechi Precision Co., Ltd..............................   152,173    131,206
    Rich Development Co., Ltd.............................   300,254     82,459
#*  Ritek Corp............................................ 1,371,117    170,927
    Rotam Global Agrosciences, Ltd........................    37,830     51,577
*   Ruentex Development Co., Ltd..........................   141,340    169,563
    Ruentex Engineering & Construction Co.................    11,000     13,536
#   Ruentex Industries, Ltd...............................    81,235    129,943
    Run Long Construction Co., Ltd........................    65,242     76,081
    Sampo Corp............................................   225,000    113,878
    San Fang Chemical Industry Co., Ltd...................    70,992     83,916
    San Shing Fastech Corp................................    35,479     67,239
#*  Sanyang Motor Co., Ltd................................   207,684    141,265
    SCI Pharmtech, Inc....................................    23,000     62,310
#   Scientech Corp........................................    13,000     27,832
    ScinoPharm Taiwan, Ltd................................    21,840     30,476
    SDI Corp..............................................    52,000     66,118
    Sea Sonic Electronics Co., Ltd........................    15,000     15,800
    Senao International Co., Ltd..........................    29,000     51,832
    Senao Networks, Inc...................................     7,000     38,296
    Sercomm Corp..........................................    98,000    212,305

                                     1431

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                              SHARES   VALUE++
                                                             --------- --------
TAIWAN -- (Continued)
    Sesoda Corp.............................................    74,627 $ 61,541
    Sheng Yu Steel Co., Ltd.................................    49,000   33,918
    ShenMao Technology, Inc.................................    35,435   27,229
    Shih Her Technologies, Inc..............................    20,000   20,314
    Shih Wei Navigation Co., Ltd............................   117,980   36,784
#   Shihlin Electric & Engineering Corp.....................    95,000  119,486
*   Shihlin Paper Corp......................................    10,000   10,213
#   Shin Kong Financial Holding Co., Ltd.................... 2,614,235  531,715
#   Shin Zu Shing Co., Ltd..................................    60,149  203,978
    Shinih Enterprise Co., Ltd..............................    17,000   10,510
*   Shining Building Business Co., Ltd......................   165,874   56,464
    Shinkong Insurance Co., Ltd.............................   108,000   79,698
    Shinkong Synthetic Fibers Corp..........................   685,191  184,024
    Shinkong Textile Co., Ltd...............................    45,800   63,134
    Shiny Chemical Industrial Co., Ltd......................    24,112   33,096
*   Shuttle, Inc............................................   200,000   55,287
    Sigurd Microelectronics Corp............................   182,559  131,977
    Siliconware Precision Industries Co., Ltd...............   164,800  248,064
    Siliconware Precision Industries Co., Ltd. Sponsored
      ADR...................................................    32,444  241,383
    Silitech Technology Corp................................    56,396   28,486
    Simplo Technology Co., Ltd..............................   106,000  374,630
    Sinbon Electronics Co., Ltd.............................    79,532  189,859
    Sincere Navigation Corp.................................   161,350   99,598
    Sinher Technology, Inc..................................    11,000   18,700
    Sinmag Equipment Corp...................................    15,169   57,336
#   Sino-American Silicon Products, Inc.....................   298,000  325,502
    Sinon Corp..............................................   181,000   80,256
    SinoPac Financial Holdings Co., Ltd..................... 1,812,895  585,724
    Sinphar Pharmaceutical Co., Ltd.........................    49,000   42,421
    Sinyi Realty, Inc.......................................    53,011   47,426
    Sirtec International Co., Ltd...........................    59,000   71,253
    Sitronix Technology Corp................................    58,434  194,211
    Siward Crystal Technology Co., Ltd......................   111,000   64,454
    Soft-World International Corp...........................     9,000   20,343
*   Solar Applied Materials Technology Co...................   165,000   45,226
#   Solartech Energy Corp...................................   173,000   94,398
    Sonix Technology Co., Ltd...............................    67,000   73,951
    Southeast Cement Co., Ltd...............................   137,000   65,673
#   Sporton International, Inc..............................    28,044  157,382
    St Shine Optical Co., Ltd...............................    18,000  435,784
    Standard Chemical & Pharmaceutical Co., Ltd.............    51,000   55,202
    Standard Foods Corp.....................................    98,200  244,220
    Stark Technology, Inc...................................    39,000   30,368
    Sunonwealth Electric Machine Industry Co., Ltd..........    79,000   66,373
    Sunplus Technology Co., Ltd.............................    88,000   35,352
    Sunrex Technology Corp..................................   105,310   56,373
    Sunspring Metal Corp....................................    34,000   46,376
    Supreme Electronics Co., Ltd............................   142,608   78,140
#   Swancor Ind Co., Ltd....................................    38,435  143,007
    Sweeten Real Estate Development Co., Ltd................    31,381   15,678
    Syncmold Enterprise Corp................................    56,000   91,454
    Synnex Technology International Corp....................   401,874  474,808
    Sysage Technology Co., Ltd..............................    38,141   31,475

                                     1432

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
TAIWAN -- (Continued)
    Systex Corp..........................................    12,000 $    19,719
    T-Mac Techvest PCB Co., Ltd..........................    61,000      19,709
    TA Chen Stainless Pipe...............................   310,235     163,407
    Ta Chong Securities Co., Ltd.........................    69,000      18,549
*   Ta Ya Electric Wire & Cable..........................   209,174      30,602
    TA-I Technology Co., Ltd.............................    57,828      30,342
    Tah Hsin Industrial Corp.............................    45,000      34,272
*   Tai Tung Communication Co., Ltd......................    31,373      17,428
#   Taichung Commercial Bank Co., Ltd.................... 1,051,404     304,536
    TaiDoc Technology Corp...............................    24,000     106,617
    Taiflex Scientific Co., Ltd..........................    77,000      84,919
    Taimide Tech, Inc....................................    27,000      26,587
    Tainan Enterprises Co., Ltd..........................    67,000      72,859
#   Tainan Spinning Co., Ltd.............................   577,568     261,050
    Tainergy Tech Co., Ltd...............................    58,000      30,304
    Taishin Financial Holding Co., Ltd................... 1,683,481     676,215
*   Taisun Enterprise Co., Ltd...........................   116,670      49,364
*   Taita Chemical Co., Ltd..............................    63,000      14,914
#   Taiwan Acceptance Corp...............................    54,000     120,180
*   Taiwan Business Bank................................. 1,328,464     350,366
#   Taiwan Cement Corp................................... 1,031,375   1,096,357
    Taiwan Chinsan Electronic Industrial Co., Ltd........    47,000      71,901
    Taiwan Cogeneration Corp.............................   194,077     146,571
#   Taiwan Cooperative Financial Holding Co., Ltd........ 1,450,279     679,748
    Taiwan Fertilizer Co., Ltd...........................   239,000     333,281
    Taiwan Fire & Marine Insurance Co., Ltd..............    80,520      48,810
    Taiwan FU Hsing Industrial Co., Ltd..................    58,000      84,519
#*  Taiwan Glass Industry Corp...........................   375,532     158,988
#   Taiwan Hon Chuan Enterprise Co., Ltd.................   147,455     214,385
    Taiwan Hopax Chemicals Manufacturing Co., Ltd........    71,000      44,699
*   Taiwan Kolin Co., Ltd................................   292,000          --
#   Taiwan Land Development Corp.........................   298,741      99,296
    Taiwan Line Tek Electronic...........................    57,451      31,167
    Taiwan Mobile Co., Ltd...............................   253,800     875,031
    Taiwan Navigation Co., Ltd...........................    71,000      27,599
#   Taiwan Paiho, Ltd....................................   111,068     341,464
    Taiwan PCB Techvest Co., Ltd.........................   129,733     120,012
*   Taiwan Prosperity Chemical Corp......................    62,000      28,570
*   Taiwan Pulp & Paper Corp.............................   139,000      46,600
    Taiwan Sakura Corp...................................    92,000      94,921
    Taiwan Sanyo Electric Co., Ltd.......................    23,800      18,361
    Taiwan Secom Co., Ltd................................    71,795     210,806
    Taiwan Semiconductor Co., Ltd........................   118,000     142,773
    Taiwan Semiconductor Manufacturing Co., Ltd.......... 2,070,214  11,182,649
    Taiwan Semiconductor Manufacturing Co., Ltd.
      Sponsored ADR......................................   498,924  13,860,109
#   Taiwan Shin Kong Security Co., Ltd...................   107,150     140,016
*   Taiwan Styrene Monomer...............................   223,164     118,247
    Taiwan Surface Mounting Technology Corp..............   145,845     123,706
#   Taiwan TEA Corp......................................   323,648     160,857
    Taiwan Union Technology Corp.........................   102,000     130,330
    Taiyen Biotech Co., Ltd..............................    72,712      70,203
#*  Tatung Co., Ltd...................................... 1,046,688     175,770
    Te Chang Construction Co., Ltd.......................    23,058      16,875

                                     1433

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
    Teco Electric and Machinery Co., Ltd..................   601,000 $  532,720
    Test Research, Inc....................................    76,571    101,308
    Test Rite International Co., Ltd......................   130,568     80,405
*   Tex-Ray Industrial Co., Ltd...........................    85,000     36,123
    Thinking Electronic Industrial Co., Ltd...............    43,000     69,357
    Thye Ming Industrial Co., Ltd.........................    46,125     45,136
    Ton Yi Industrial Corp................................   342,300    152,951
    Tong Hsing Electronic Industries, Ltd.................    75,009    278,713
    Tong Yang Industry Co., Ltd...........................   133,640    240,551
    Tong-Tai Machine & Tool Co., Ltd......................   104,711     79,008
    Topco Scientific Co., Ltd.............................    61,186    144,194
    Topco Technologies Corp...............................    17,000     30,000
    Topoint Technology Co., Ltd...........................    56,540     39,993
#   Toung Loong Textile Manufacturing.....................    30,000     83,247
#   TPK Holding Co., Ltd..................................   148,000    283,411
    Transasia Airways Corp................................   114,127     22,395
    Transcend Information, Inc............................    47,890    143,851
    Tripod Technology Corp................................   193,170    395,614
    TrueLight Corp........................................    41,000     90,484
    Tsann Kuen Enterprise Co., Ltd........................    32,000     26,447
    TSC Auto ID Technology Co., Ltd.......................    10,700     89,186
    TSRC Corp.............................................   222,452    194,861
    Ttet Union Corp.......................................    19,000     47,094
    TTFB Co., Ltd.........................................     5,000     34,459
    TTY Biopharm Co., Ltd.................................     9,000     30,786
    Tung Ho Steel Enterprise Corp.........................   401,654    229,747
#   Tung Thih Electronic Co., Ltd.........................    23,073    313,195
    TURVO International Co., Ltd..........................    16,250     42,895
    TXC Corp..............................................   141,204    191,371
    TYC Brother Industrial Co., Ltd.......................   104,091     98,352
*   Tycoons Group Enterprise..............................   221,000     26,657
    Tyntek Corp...........................................   133,922     60,065
    U-Ming Marine Transport Corp..........................   196,000    144,385
    Uni-President Enterprises Corp........................   916,577  1,873,251
    Unimicron Technology Corp.............................   736,312    314,234
#   Union Bank Of Taiwan..................................   689,484    188,382
    Union Insurance Co., Ltd..............................    39,397     15,317
    Unitech Computer Co., Ltd.............................    38,000     19,418
#   Unitech Printed Circuit Board Corp....................   290,979     90,647
    United Integrated Services Co., Ltd...................    62,000     92,742
#   United Microelectronics Corp.......................... 4,969,081  1,850,513
#   United Microelectronics Corp. Sponsored ADR...........   146,700    277,263
    United Orthopedic Corp................................    13,973     35,708
#   Unity Opto Technology Co., Ltd........................   121,593     66,802
#   Universal Cement Corp.................................   201,041    135,020
    Universal Microwave Technology, Inc...................     9,000     16,619
    Unizyx Holding Corp...................................   190,118     95,110
#   UPC Technology Corp...................................   384,458    109,885
#   USI Corp..............................................   414,372    167,630
    Usun Technology Co., Ltd..............................    22,000     35,687
    Vanguard International Semiconductor Corp.............   308,000    558,571
    Ve Wong Corp..........................................    34,000     23,221
    Viking Tech Corp......................................    19,000     14,191

                                     1434

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES   VALUE++
                                                          --------- --------
TAIWAN -- (Continued)
#   Visual Photonics Epitaxy Co., Ltd....................    75,677 $ 94,897
    Vivotek, Inc.........................................    38,160  114,553
    Voltronic Power Technology Corp......................     3,000   47,807
*   Wafer Works Corp.....................................   227,807   69,831
    Wah Hong Industrial Corp.............................    19,694   13,151
    Wah Lee Industrial Corp..............................   103,000  154,475
#*  Walsin Lihwa Corp.................................... 1,653,000  476,961
#   Walsin Technology Corp...............................   230,947  246,287
    Walton Advanced Engineering, Inc.....................   178,000   51,848
    WAN HWA Enterprise Co................................    11,334    5,119
    Waterland Financial Holdings Co., Ltd................   626,000  160,038
*   Wei Chuan Foods Corp.................................    95,000   59,724
*   Wei Mon Industry Co., Ltd............................    72,277      764
    Weikeng Industrial Co., Ltd..........................    72,750   41,621
    Well Shin Technology Co., Ltd........................    29,160   49,561
    Win Semiconductors Corp..............................   230,457  423,078
*   Winbond Electronics Corp............................. 1,497,000  450,659
*   Wintek Corp..........................................   461,871    4,964
#   Wisdom Marine Lines Co., Ltd.........................   134,060  141,562
    Wistron Corp.........................................   914,650  727,621
#   Wistron NeWeb Corp...................................   103,939  277,939
    Wowprime Corp........................................    19,000   84,567
    WPG Holdings, Ltd....................................   541,847  690,164
#   WT Microelectronics Co., Ltd.........................   191,412  261,453
#   WUS Printed Circuit Co., Ltd.........................   152,000  108,989
    X-Legend Entertainment Co., Ltd......................     7,033   12,434
    XAC Automation Corp..................................    30,000   51,580
    Xxentria Technology Materials Corp...................    33,211   79,545
    Yageo Corp...........................................   227,682  388,197
    YC Co., Ltd..........................................   172,043   73,850
    YC INOX Co., Ltd.....................................   127,600   95,891
    YCC Parts Manufacturing Co., Ltd.....................     7,000   10,097
#   Yeong Guan Energy Technology Group Co., Ltd..........    22,212  117,422
#   YFY, Inc.............................................   635,891  189,341
#   Yi Jinn Industrial Co., Ltd..........................   129,000   41,067
    Yieh Phui Enterprise Co., Ltd........................   505,274  131,809
    Yonyu Plastics Co., Ltd..............................    23,000   23,914
*   Young Fast Optoelectronics Co., Ltd..................    50,298   20,356
    Young Optics, Inc....................................    15,000   14,459
    Youngtek Electronics Corp............................    57,257   91,440
    Yuanta Financial Holding Co., Ltd.................... 2,086,167  733,105
    Yulon Motor Co., Ltd.................................   316,783  281,709
    Yung Chi Paint & Varnish Manufacturing Co., Ltd......    25,362   60,283
    YungShin Global Holding Corp.........................    63,000   92,017
#   Yungtay Engineering Co., Ltd.........................   165,000  230,802
    Zeng Hsing Industrial Co., Ltd.......................    27,837  127,805
    Zenitron Corp........................................   104,000   55,380
    Zhen Ding Technology Holding, Ltd....................   162,000  333,155
#   Zig Sheng Industrial Co., Ltd........................   205,231   56,496
#   Zinwell Corp.........................................    73,010   92,076
    Zippy Technology Corp................................    55,000   61,827

                                     1435

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
TAIWAN -- (Continued)
    ZongTai Real Estate Development Co., Ltd............    83,495 $     41,139
                                                                   ------------
TOTAL TAIWAN............................................            154,488,299
                                                                   ------------
THAILAND -- (3.1%)
    AAPICO Hitech PCL...................................    84,120       31,397
    Advanced Info Service PCL...........................   228,000    1,165,202
    Advanced Information Technology PCL.................    28,400       24,462
    Airports of Thailand PCL............................    99,500    1,128,409
    AJ Plast PCL........................................    60,300       13,504
    Amata Corp. PCL.....................................   277,500      105,965
    Ananda Development PCL..............................   999,400      153,511
    AP Thailand PCL.....................................   757,202      160,876
    Asia Aviation PCL................................... 1,276,600      245,570
    Asia Green Energy PCL...............................   102,314        4,436
    Asia Plus Group Holdings PCL........................   441,100       45,338
    Asian Insulators PCL................................   955,920        7,822
    Bangchak Petroleum PCL (The)........................   280,700      269,981
    Bangkok Aviation Fuel Services PCL..................   114,950      127,887
    Bangkok Bank PCL(6077019)...........................     9,800       48,114
    Bangkok Bank PCL(6368360)...........................    31,100      152,241
    Bangkok Expressway & Metro PCL...................... 2,043,535      492,842
    Bangkok Insurance PCL...............................     3,580       37,003
    Bangkok Land PCL.................................... 4,807,500      209,802
    Bangkok Life Assurance PCL..........................   115,340      136,600
    Banpu PCL(BJFHBT4)..................................   524,850      236,582
    Banpu PCL(6368348)..................................    31,500       14,199
    Beauty Community PCL................................   746,800      210,125
    BEC World PCL.......................................   306,600      217,428
    Berli Jucker PCL....................................   476,400      625,762
    Cal-Comp Electronics Thailand PCL Class F........... 1,098,044       87,011
    Central Pattana PCL.................................   372,800      615,446
    Central Plaza Hotel PCL.............................   235,900      279,382
    CH Karnchang PCL....................................   128,472      124,488
    Charoen Pokphand Foods PCL..........................   531,193      427,029
    Charoong Thai Wire & Cable PCL Class F..............    88,000       23,371
*   Christiani & Nielsen Thai...........................    91,300       10,695
    Chularat Hospital PCL............................... 1,734,700      157,383
    CK Power PCL........................................ 1,375,100      121,599
*   Country Group Development PCL....................... 1,768,300       53,816
    Country Group Holdings PCL..........................   407,500       19,538
    CP ALL PCL..........................................   693,500    1,030,394
    CS Loxinfo PCL......................................    30,600        5,623
    Delta Electronics Thailand PCL......................   108,200      221,339
    Demco PCL...........................................    84,400       14,055
    Dhipaya Insurance PCL...............................    82,100       91,929
    Diamond Building Products PCL.......................    29,000        4,288
    DSG International Thailand PCL......................    93,800       11,419
    Dynasty Ceramic PCL................................. 1,193,500      148,031
    Eastern Water Resources Development and Management
      PCL Class F.......................................   271,000      100,370
    Energy Absolute PCL.................................   371,500      279,985
    Erawan Group PCL (The)..............................   382,400       52,260
*   Esso Thailand PCL...................................   810,000      137,209
*   G J Steel PCL....................................... 1,140,750        7,205

                                     1436

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
THAILAND -- (Continued)
    GFPT PCL..............................................   288,600 $  100,260
    Glow Energy PCL.......................................   125,500    308,976
    Golden Land Property Development PCL..................   329,100     59,527
    Grand Canal Land PCL..................................   605,900     48,361
    Hana Microelectronics PCL.............................   146,801    122,229
    Home Product Center PCL............................... 1,356,527    393,365
    ICC International PCL.................................    27,800     26,539
    Ichitan Group PCL.....................................   118,800     43,318
    Indorama Ventures PCL.................................   494,700    472,259
    Intouch Holdings PCL..................................    78,700    135,573
    IRPC PCL.............................................. 3,008,500    428,428
*   Italian-Thai Development PCL..........................   426,066     81,348
    JAS Asset PCL.........................................    16,707      1,324
    Jasmine International PCL.............................   558,700     91,432
    Jay Mart PCL..........................................   172,350     57,895
    Karmarts PCL..........................................    77,100     29,441
    Kasikornbank PCL(6364766).............................   227,200  1,288,315
    Kasikornbank PCL(6888794).............................    47,100    269,780
    KCE Electronics PCL...................................    98,800    275,154
    KGI Securities Thailand PCL...........................   632,600     62,479
    Khon Kaen Sugar Industry PCL..........................   643,104     72,379
    Kiatnakin Bank PCL....................................   198,300    298,902
    Krung Thai Bank PCL...................................   637,350    318,401
    Krungthai Card PCL....................................    80,700    283,829
    Land & Houses PCL.....................................   662,020    193,873
    Lanna Resources PCL...................................    67,200     24,310
    LH Financial Group PCL................................ 3,533,800    186,684
    Loxley PCL............................................   552,270     41,860
    LPN Development PCL...................................   394,200    148,264
    Major Cineplex Group PCL..............................   196,700    193,424
    Maybank Kim Eng Securities Thailand PCL...............    40,700     26,526
    MBK PCL...............................................   251,000    108,817
    MCOT PCL..............................................   120,300     44,210
    Mega Lifesciences PCL.................................    57,700     27,169
    Millcon Steel PCL.....................................   409,800     15,413
    Minor International PCL...............................   206,944    242,118
    MK Restaurants Group PCL..............................    67,600    103,836
    Modernform Group PCL..................................    18,700      4,188
    Namyong Terminal PCL..................................    65,100     25,233
    Nation Multimedia Group PCL...........................   753,500     25,960
    Polyplex Thailand PCL.................................   144,500     53,933
*   Precious Shipping PCL.................................   398,350     72,625
    Premier Marketing PCL.................................   180,500     49,750
    Property Perfect PCL.................................. 1,875,500     49,539
    Pruksa Real Estate PCL................................   439,500    347,007
    PTG Energy PCL........................................   371,900    298,972
    PTT Exploration & Production PCL......................   505,586  1,197,555
    PTT Global Chemical PCL...............................   216,256    377,191
    PTT PCL(6420390)......................................   366,900  3,476,227
    PTT PCL(6420408)......................................    28,700    271,921
    Quality Houses PCL.................................... 2,578,813    204,350
    Raimon Land PCL....................................... 1,142,800     45,935
    Ratchaburi Electricity Generating Holding
      PCL(6294249)........................................   117,800    175,026

                                     1437

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
THAILAND -- (Continued)
    Ratchaburi Electricity Generating Holding
      PCL(6362771)........................................    63,600 $   94,496
    Ratchthani Leasing PCL................................   866,500    149,268
    Regional Container Lines PCL..........................   247,200     41,519
    Robinson Department Store PCL.........................    55,500    105,168
    Rojana Industrial Park PCL............................   469,632     76,856
    RS PCL................................................   248,200     79,099
*   Sahaviriya Steel Industries PCL....................... 5,877,500      8,437
    Samart Corp. PCL......................................   276,800    126,360
    Samart I-Mobile PCL................................... 1,001,300     32,773
    Samart Telcoms PCL....................................   219,900     87,127
    Sansiri PCL........................................... 3,705,233    192,549
    SC Asset Corp PCL..................................... 1,048,696    105,381
    Siam Cement PCL (The)(6609906)........................     5,500     80,850
    Siam Cement PCL (The)(6609928)........................    72,450  1,060,853
    Siam City Cement PCL..................................    39,500    377,649
    Siam Commercial Bank PCL (The)........................   261,200  1,192,386
    Siam Future Development PCL...........................   390,750     68,995
    Siam Global House PCL.................................   267,529    119,055
    Siamgas & Petrochemicals PCL..........................   277,900    130,054
    Sino-Thai Engineering & Construction PCL..............   161,842    120,812
    SNC Former PCL........................................    42,000     18,088
    Somboon Advance Technology PCL........................   131,150     53,093
    SPCG PCL..............................................   254,100    161,959
    Sri Ayudhya Capital PCL...............................    20,800     20,155
    Sri Trang Agro-Industry PCL...........................   265,400     93,724
    Sriracha Construction PCL.............................    90,600     43,440
    Srisawad Power 1979 PCL Class F.......................    41,512     45,886
    Srithai Superware PCL.................................   898,400     52,104
    STP & I PCL...........................................   503,080    142,272
    Supalai PCL...........................................   397,100    283,887
    Susco PCL.............................................    46,500      4,032
    SVI PCL...............................................   236,485     33,269
    Symphony Communication PCL............................    15,816      3,905
    Syntec Construction PCL...............................   273,200     29,493
*   Tata Steel Thailand PCL............................... 1,019,200     21,654
    Thai Agro Energy PCL..................................    13,440      1,227
*   Thai Airways International PCL........................   395,900    287,008
    Thai Central Chemical PCL.............................    23,300     17,226
    Thai Oil PCL..........................................   122,700    214,012
*   Thai Reinsurance PCL..................................   149,200     10,195
    Thai Rung Union Car PCL...............................   116,640     13,931
    Thai Stanley Electric PCL Class F.....................    11,300     55,965
    Thai Union Group PCL Class F..........................   245,732    153,803
    Thai Vegetable Oil PCL................................   217,500    190,461
    Thai-German Ceramic Industry PCL......................   208,400     15,437
    Thaicom PCL...........................................   263,300    167,067
    Thanachart Capital PCL................................   241,800    282,898
    Thitikorn PCL.........................................    50,500     17,254
    Thoresen Thai Agencies PCL............................   353,256     93,309
    TICON Industrial Connection PCL Class F...............   206,004     94,041
    TIPCO Foods PCL.......................................   101,900     45,055
    Tisco Financial Group PCL.............................   113,000    176,005
    TMB Bank PCL.......................................... 4,617,400    299,607

                                     1438

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
THAILAND -- (Continued)
    Total Access Communication PCL.......................   451,100 $   420,923
    TPI Polene PCL....................................... 2,867,200     187,689
    True Corp. PCL....................................... 5,403,420   1,388,476
    TTCL PCL(B5ML0D8)....................................    25,329      15,344
    TTCL PCL(BWY4Y10)....................................    78,710      47,682
    TTW PCL..............................................   634,500     209,496
    Union Mosaic Industry PCL (The) Class F..............    67,500       6,318
    Unique Engineering & Construction PCL................   249,050     128,708
    Univanich Palm Oil PCL...............................    37,000       6,852
    Univentures PCL......................................   338,300      59,249
    Vanachai Group PCL...................................   359,520     182,702
    VGI Global Media PCL................................. 1,265,400     228,884
    Vinythai PCL.........................................   159,500      45,794
    Workpoint Entertainment PCL..........................    43,260      45,955
                                                                    -----------
TOTAL THAILAND...........................................            33,555,574
                                                                    -----------
TURKEY -- (1.7%)
    Adana Cimento Sanayii TAS Class A....................    40,598      81,989
    Adel Kalemcilik Ticaret ve Sanayi A.S................       978       5,691
#*  Afyon Cimento Sanayi TAS.............................    35,951      65,825
    Akbank TAS...........................................   486,802   1,258,026
    Akcansa Cimento A.S..................................    34,294     152,938
#*  Akenerji Elektrik Uretim A.S.........................   134,047      40,875
    Aksa Akrilik Kimya Sanayii A.S.......................    47,277     123,507
#*  Aksa Enerji Uretim A.S...............................    29,959      22,500
*   Aksigorta A.S........................................    59,107      39,597
#   Alarko Holding A.S...................................    67,886      74,193
    Alkim Alkali Kimya A.S...............................     2,621      11,718
*   Anadolu Anonim Turk Sigorta Sirketi..................   121,131      69,416
*   Anadolu Cam Sanayii A.S..............................    82,005      57,752
#   Anadolu Hayat Emeklilik A.S..........................    43,484      72,976
    Arcelik A.S..........................................   106,327     727,504
    Aygaz A.S............................................    32,578     122,680
*   Bagfas Bandirma Gubre Fabrikalari A.S................    12,674      48,205
    Baticim Bati Anadolu Cimento Sanayii A.S.............    18,986      39,351
#*  Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S....   136,253     190,427
    BIM Birlesik Magazalar A.S...........................    59,149   1,094,195
#   Bolu Cimento Sanayii A.S.............................    50,000      93,930
#   Borusan Mannesmann Boru Sanayi ve Ticaret A.S........    38,929      97,825
*   Boyner Perakende Ve Tekstil Yatirimlari A.S..........     2,373      63,339
#   Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S......    35,621      86,122
    Bursa Cimento Fabrikasi A.S..........................    15,037      25,297
    Celebi Hava Servisi A.S..............................     4,464      34,719
    Cimsa Cimento Sanayi VE Ticaret A.S..................    36,631     184,099
#   Coca-Cola Icecek A.S.................................    29,380     364,764
*   Dogan Sirketler Grubu Holding A.S....................   634,356     134,004
    Dogus Otomotiv Servis ve Ticaret A.S.................    38,424     134,209
#   Eczacibasi Yatirim Holding Ortakligi A.S.............     9,889      37,563
    EGE Endustri VE Ticaret A.S..........................     1,122      90,285
    EGE Seramik Sanayi ve Ticaret A.S....................     9,903      14,141
    EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar
      Sanayi ve Ticaret A.S..............................    86,427      95,340
    Enka Insaat ve Sanayi A.S............................    78,321     115,555
    Eregli Demir ve Celik Fabrikalari TAS................   713,780   1,086,410

                                     1439

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
TURKEY -- (Continued)
#*  Fenerbahce Futbol A.S...................................   8,101 $   98,206
    Ford Otomotiv Sanayi A.S................................  23,086    251,877
*   Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S......   2,187     15,106
#*  Global Yatirim Holding A.S.............................. 108,773     58,697
#   Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.....   6,000    135,832
#   Goodyear Lastikleri TAS.................................  85,546    106,928
*   Gozde Girisim Sermayesi Yatirim Ortakligi A.S...........  39,547     30,745
#   GSD Holding A.S......................................... 176,329     58,577
#   Gubre Fabrikalari TAS...................................  50,500     92,153
    Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve
      Ticaret A.S...........................................   5,920     16,471
*   Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A.S....  37,047     10,069
    Is Finansal Kiralama A.S................................ 249,520     90,327
#*  Izmir Demir Celik Sanayi A.S............................  45,358     34,348
#   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class A............................................... 107,910     53,171
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class B...............................................  57,973     30,329
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class D............................................... 515,436    229,852
#*  Karsan Otomotiv Sanayii Ve Ticaret A.S..................  93,327     33,165
*   Kartonsan Karton Sanayi ve Ticaret A.S..................     381     30,755
    KOC Holding A.S......................................... 135,312    580,599
    Konya Cimento Sanayii A.S...............................     785     69,784
*   Koza Altin Isletmeleri A.S..............................  30,583    104,025
    Mardin Cimento Sanayii ve Ticaret A.S...................  29,074     38,957
#*  Metro Ticari ve Mali Yatirimlar Holding A.S.............  47,720      8,799
*   Migros Ticaret A.S......................................  24,636    134,177
#*  Netas Telekomunikasyon A.S..............................  27,362     76,524
    Nuh Cimento Sanayi A.S..................................  29,066     90,438
#*  Pegasus Hava Tasimaciligi A.S...........................  13,626     53,185
#   Petkim Petrokimya Holding A.S........................... 227,718    329,173
    Pinar Entegre Et ve Un Sanayi A.S.......................   5,800     19,547
    Pinar SUT Mamulleri Sanayii A.S.........................   4,613     23,711
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S......  46,672     48,627
*   Sekerbank TAS........................................... 316,885    129,548
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S................  93,926     90,530
    Soda Sanayii A.S........................................  46,015     63,027
    Tat Gida Sanayi A.S.....................................  22,155     38,271
    TAV Havalimanlari Holding A.S...........................  73,702    270,372
    Tekfen Holding A.S...................................... 100,935    249,147
#*  Teknosa Ic Ve Dis Ticaret A.S...........................  11,696     20,029
    Tofas Turk Otomobil Fabrikasi A.S.......................  54,722    433,279
#   Trakya Cam Sanayii A.S.................................. 221,832    182,279
#   Tupras Turkiye Petrol Rafinerileri A.S..................  46,549    996,192
#   Turcas Petrol A.S.......................................  85,228     39,141
    Turk Telekomunikasyon A.S...............................  29,682     60,102
    Turk Traktor ve Ziraat Makineleri A.S...................   6,742    188,418
*   Turkcell Iletisim Hizmetleri A.S........................ 165,191    571,870
*   Turkcell Iletisim Hizmetleri A.S. ADR...................  24,748    213,575
    Turkiye Garanti Bankasi A.S............................. 516,854  1,271,366
    Turkiye Halk Bankasi A.S................................ 172,163    454,446
    Turkiye Is Bankasi Class C.............................. 357,081    551,123
    Turkiye Sinai Kalkinma Bankasi A.S...................... 545,076    239,542
#   Turkiye Sise ve Cam Fabrikalari A.S..................... 431,786    486,430
#   Turkiye Vakiflar Bankasi Tao Class D.................... 414,084    614,329
    Ulker Biskuvi Sanayi A.S................................  63,906    423,684

                                     1440

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                         ------- --------------
TURKEY -- (Continued)
#*  Vestel Elektronik Sanayi ve Ticaret A.S.............  51,055 $      108,948
*   Yapi ve Kredi Bankasi A.S........................... 207,001        239,824
#*  Zorlu Enerji Elektrik Uretim A.S.................... 107,751         57,806
                                                                 --------------
TOTAL TURKEY............................................             17,904,399
                                                                 --------------
TOTAL COMMON STOCKS.....................................          1,010,513,192
                                                                 --------------
PREFERRED STOCKS -- (2.6%)

BRAZIL -- (2.5%)
    Alpargatas SA.......................................  88,408        313,560
    Banco ABC Brasil SA.................................  43,762        190,305
    Banco Bradesco SA................................... 603,196      5,275,919
    Banco Daycoval SA...................................  21,100         58,698
    Banco do Estado do Rio Grande do Sul SA Class B..... 128,261        426,429
    Banco Pan SA........................................  92,332         43,284
    Banco Pine SA.......................................   6,310          8,368
*   Centrais Eletricas Brasileiras SA Class B........... 118,100        811,519
    Centrais Eletricas Santa Catarina...................   6,450         30,436
    Cia Brasileira de Distribuicao......................  49,214        744,797
    Cia de Gas de Sao Paulo - COMGAS Class A............  13,470        228,488
    Cia de Saneamento do Parana.........................  10,200         18,497
    Cia de Transmissao de Energia Eletrica Paulista.....  18,835        400,819
    Cia Energetica de Minas Gerais...................... 392,503      1,100,373
    Cia Energetica de Sao Paulo Class B................. 106,400        456,787
    Cia Energetica do Ceara Class A.....................   4,482         67,733
    Cia Ferro Ligas da Bahia - Ferbasa..................  24,100         62,361
    Cia Paranaense de Energia...........................  42,668        423,074
    Eletropaulo Metropolitana Eletricidade de Sao Paulo
      SA................................................  62,595        242,666
    Eucatex SA Industria e Comercio.....................   6,800          5,432
    Gerdau SA...........................................  96,847        231,484
    Itau Unibanco Holding SA............................ 670,179      6,984,132
    Lojas Americanas SA................................. 253,243      1,495,683
*   Marcopolo SA........................................ 326,212        309,873
*   Petroleo Brasileiro SA.............................. 499,269      1,827,758
*   Petroleo Brasileiro SA Sponsored ADR................ 176,992      1,290,272
*   Randon SA Implementos e Participacoes............... 106,526        154,743
    Suzano Papel e Celulose SA Class A.................. 146,108        447,012
    Telefonica Brasil SA................................  66,969      1,016,803
*   Usinas Siderurgicas de Minas Gerais SA Class A...... 274,260        317,196
    Vale SA............................................. 156,887        726,275
    Vale SA Sponsored ADR............................... 227,896      1,050,600
                                                                 --------------
TOTAL BRAZIL............................................             26,761,376
                                                                 --------------
CHILE -- (0.0%)
    Coca-Cola Embonor SA Class B........................  11,849         25,303
    Embotelladora Andina SA.............................  18,695         65,682
    Embotelladora Andina SA Class B.....................  65,586        259,479
                                                                 --------------
TOTAL CHILE.............................................                350,464
                                                                 --------------
COLOMBIA -- (0.1%)
    Avianca Holdings SA................................. 210,488        158,037
    Banco Davivienda SA.................................  42,924        377,508

                                     1441

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES      VALUE++
                                                       --------- --------------
COLOMBIA -- (Continued)
      Bancolombia SA..................................    16,100 $      137,925
      Grupo Aval Acciones y Valores SA................   537,790        204,956
      Grupo de Inversiones Suramericana SA............    14,935        182,528
                                                                 --------------
TOTAL COLOMBIA........................................                1,060,954
                                                                 --------------
TOTAL PREFERRED STOCKS................................               28,172,794
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)

BRAZIL -- (0.0%)
*     Banco ABC Brasil SA Rights 08/18/16.............     2,129          9,258
                                                                 --------------
CHINA -- (0.0%)
*     United Energy Group, Ltd. Rights 08/19/16.......   808,000         10,415
                                                                 --------------
INDONESIA -- (0.0%)
*     MNC Investama Tbk PT Rights 08/01/16............ 2,685,400             --
                                                                 --------------
POLAND -- (0.0%)
*     Hawe SA Rights..................................    30,550             --
                                                                 --------------
SOUTH AFRICA -- (0.0%)
*     Ascendis Health, Ltd. Rights 08/05/16...........     4,559            509
                                                                 --------------
SOUTH KOREA -- (0.0%)
*     Redrover Co., Ltd. Rights 08/12/16..............     2,051          3,543
*     Sammok S-Form Co., Ltd. Rights 08/04/16.........       528          1,603
*     SAMT Co., Ltd. Rights 08/03/16..................     3,189          1,224
                                                                 --------------
TOTAL SOUTH KOREA.....................................                    6,370
                                                                 --------------
TAIWAN -- (0.0%)
*     Fulgent Sun International Holding Co., Ltd.
        Rights 08/22/16...............................       450            317
                                                                 --------------
THAILAND -- (0.0%)
*     Banpu PCL Warrants 06/05/17(BZB1T09)............    10,500          3,000
*     Banpu PCL Warrants 06/05/17(BD2YHY3)............   174,950         49,978
*     Berli Jucker Co. Rights 08/04/16................   119,100         36,759
*     Jay Mart PCL Rights 08/31/16....................    24,790          1,210
                                                                 --------------
TOTAL THAILAND........................................                   90,947
                                                                 --------------
TOTAL RIGHTS/WARRANTS.................................                  117,816
                                                                 --------------
TOTAL INVESTMENT SECURITIES...........................            1,038,803,802
                                                                 --------------

                                                                    VALUE+
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (4.0%)
(S)@  DFA Short Term Investment Fund.................. 3,772,566     43,648,589
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,025,996,363)^^.............................           $1,082,452,391
                                                                 ==============

                                     1442

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                            ------------------------------------------------
                              LEVEL 1      LEVEL 2    LEVEL 3     TOTAL
                            ------------ ------------ ------- --------------
Common Stocks
   Brazil.................. $ 68,679,120 $     20,559   --    $   68,699,679
   Chile...................   17,719,774           --   --        17,719,774
   China...................   16,468,117  125,133,079   --       141,601,196
   Colombia................    4,834,746           --   --         4,834,746
   Czech Republic..........           --    2,136,876   --         2,136,876
   Egypt...................           --    1,040,431   --         1,040,431
   Greece..................           --    2,616,796   --         2,616,796
   Hungary.................           --    2,959,167   --         2,959,167
   India...................    3,150,325  116,343,795   --       119,494,120
   Indonesia...............    2,977,086   35,389,399   --        38,366,485
   Malaysia................           --   39,382,394   --        39,382,394
   Mexico..................   57,098,030      803,354   --        57,901,384
   Peru....................    2,979,981           --   --         2,979,981
   Philippines.............      511,274   18,700,496   --        19,211,770
   Poland..................           --   17,968,372   --        17,968,372
   Russia..................      667,688   12,711,402   --        13,379,090
   South Africa............   19,684,765   78,531,846   --        98,216,611
   South Korea.............    6,906,415  149,149,633   --       156,056,048
   Taiwan..................   16,937,110  137,551,189   --       154,488,299
   Thailand................   33,539,315       16,259   --        33,555,574
   Turkey..................      213,575   17,690,824   --        17,904,399
Preferred Stocks
   Brazil..................   26,761,376           --   --        26,761,376
   Chile...................      350,464           --   --           350,464
   Colombia................    1,060,954           --   --         1,060,954
Rights/Warrants
   Brazil..................           --        9,258   --             9,258
   China...................           --       10,415   --            10,415
   Indonesia...............           --           --   --                --
   Poland..................           --           --   --                --
   South Africa............           --          509   --               509
   South Korea.............           --        6,370   --             6,370
   Taiwan..................           --          317   --               317
   Thailand................           --       90,947   --            90,947
Securities Lending
  Collateral...............           --   43,648,589   --        43,648,589
                            ------------ ------------   --    --------------
TOTAL...................... $280,540,115 $801,912,276   --    $1,082,452,391
                            ============ ============   ==    ==============

                                     1443

                  TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                                    VALUE+
                                                                --------------
 AFFILIATED INVESTMENT COMPANY -- (100.0%)
 Investment in The Tax-Managed U.S. Marketwide Value Series of
   The DFA Investment Trust Company............................ $4,039,075,677
                                                                --------------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
      (Cost $2,402,296,943)^^.................................. $4,039,075,677
                                                                ==============

Summary of the Portfolio's Master Fund's investments as of July 31, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                                     1444

                       TAX-MANAGED U.S. EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                          SHARES   VALUE+
                                                          ------ -----------
COMMON STOCKS -- (91.9%)

Consumer Discretionary -- (12.5%)
*   1-800-Flowers.com, Inc. Class A......................  3,914 $    35,735
    Aaron's, Inc.........................................  7,750     185,612
    Abercrombie & Fitch Co. Class A......................  8,850     183,283
    Advance Auto Parts, Inc..............................  8,420   1,430,221
*   Amazon.com, Inc...................................... 47,489  36,035,128
    AMC Entertainment Holdings, Inc. Class A.............  2,903      85,406
#*  AMC Networks, Inc. Class A...........................  7,581     419,684
*   America's Car-Mart, Inc..............................  1,100      38,588
*   American Axle & Manufacturing Holdings, Inc..........  7,152     124,516
#   American Eagle Outfitters, Inc....................... 21,200     379,904
*   American Public Education, Inc.......................  2,200      63,008
*   Apollo Education Group, Inc.......................... 10,210      91,788
    Aramark.............................................. 27,135     972,790
#   Arctic Cat, Inc......................................  2,500      39,025
*   Asbury Automotive Group, Inc.........................  2,900     176,320
#*  Ascena Retail Group, Inc............................. 21,519     174,949
*   Ascent Capital Group, Inc. Class A...................  1,135      19,318
#   Autoliv, Inc......................................... 10,546   1,115,767
#*  AutoNation, Inc......................................  8,573     457,370
#*  AutoZone, Inc........................................  3,800   3,093,086
*   Barnes & Noble Education, Inc........................  4,113      47,546
    Barnes & Noble, Inc..................................  6,422      84,000
    Bassett Furniture Industries, Inc....................    306       7,904
    Beasley Broadcast Group, Inc. Class A................    325       1,723
#*  Beazer Homes USA, Inc................................    779       7,471
#   Bed Bath & Beyond, Inc............................... 19,404     872,210
*   Belmond, Ltd. Class A................................ 12,057     138,535
    Best Buy Co., Inc.................................... 38,220   1,284,192
    Big 5 Sporting Goods Corp............................  2,146      22,662
#   Big Lots, Inc........................................  5,898     313,656
*   Biglari Holdings, Inc................................      7       2,906
*   BJ's Restaurants, Inc................................  3,098     120,326
    Bloomin' Brands, Inc................................. 16,722     300,662
    Blue Nile, Inc.......................................  1,407      40,887
    Bob Evans Farms, Inc.................................  3,500     128,730
    BorgWarner, Inc...................................... 25,687     852,295
#*  Boyd Gaming Corp.....................................  5,900     115,699
*   Bravo Brio Restaurant Group, Inc.....................  1,543      12,683
*   Bridgepoint Education, Inc...........................  1,683      12,000
*   Bright Horizons Family Solutions, Inc................  6,000     402,420
#   Brinker International, Inc...........................  7,728     364,298
    Brunswick Corp....................................... 12,048     597,822
#   Buckle, Inc. (The)...................................  3,112      85,238
#*  Buffalo Wild Wings, Inc..............................  2,300     386,308
*   Build-A-Bear Workshop, Inc...........................  2,400      32,712
#*  Burlington Stores, Inc...............................  9,700     742,147
*   Cabela's, Inc........................................  6,319     326,250
#   Cable One, Inc.......................................    700     366,716
#   CalAtlantic Group, Inc...............................  9,544     345,588
    Caleres, Inc.........................................  5,187     136,522
    Callaway Golf Co..................................... 13,384     143,209

                                     1445

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CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Consumer Discretionary -- (Continued)
*   Cambium Learning Group, Inc..........................  11,314 $    54,760
    Capella Education Co.................................   1,400      83,818
*   Career Education Corp................................   6,800      46,988
#*  CarMax, Inc..........................................  24,738   1,441,236
*   Carmike Cinemas, Inc.................................   3,469     106,915
    Carnival Corp........................................  48,496   2,265,733
#   Carriage Services, Inc...............................   2,167      52,680
*   Carrols Restaurant Group, Inc........................   4,867      58,939
    Carter's, Inc........................................   6,764     684,855
    Cato Corp. (The) Class A.............................   2,761      98,761
*   Cavco Industries, Inc................................   1,157     114,983
    CBS Corp. Class A....................................   5,128     282,040
    CBS Corp. Class B....................................  50,658   2,645,361
#*  Central European Media Enterprises, Ltd. Class A.....     524       1,210
*   Charter Communications, Inc. Class A.................  25,925   6,089,005
    Cheesecake Factory, Inc. (The).......................   5,550     287,101
*   Cherokee, Inc........................................     542       5,658
    Chico's FAS, Inc.....................................  18,000     216,180
#   Children's Place, Inc. (The).........................   2,340     195,577
#*  Chipotle Mexican Grill, Inc..........................   3,774   1,600,138
    Choice Hotels International, Inc.....................   5,483     264,774
*   Christopher & Banks Corp.............................     817       1,659
    Churchill Downs, Inc.................................   1,444     189,352
#*  Chuy's Holdings, Inc.................................   2,100      70,812
    Cinemark Holdings, Inc...............................  12,617     474,399
    Citi Trends, Inc.....................................   1,200      20,016
#   Clear Channel Outdoor Holdings, Inc. Class A.........   3,850      26,912
    ClubCorp Holdings, Inc...............................   5,517      79,996
#   Coach, Inc...........................................  34,017   1,466,473
    Collectors Universe, Inc.............................     600      12,906
    Columbia Sportswear Co...............................   3,554     203,466
    Comcast Corp. Class A................................ 299,586  20,147,158
#*  Conn's, Inc..........................................   2,882      20,491
    Cooper Tire & Rubber Co..............................   6,429     212,093
*   Cooper-Standard Holding, Inc.........................   1,004      88,402
    Core-Mark Holding Co., Inc...........................   5,400     264,384
    Cracker Barrel Old Country Store, Inc................   2,300     362,043
#*  Crocs, Inc...........................................   9,700     109,901
    CSS Industries, Inc..................................   1,250      32,888
    CST Brands, Inc......................................   9,481     423,990
    Culp, Inc............................................   1,492      42,567
*   Cumulus Media, Inc. Class A..........................   4,000       1,530
    Dana Holding Corp....................................  18,876     257,469
    Darden Restaurants, Inc..............................  14,462     890,281
#*  Dave & Buster's Entertainment, Inc...................   3,945     175,552
*   Deckers Outdoor Corp.................................   4,300     283,843
*   Del Frisco's Restaurant Group, Inc...................   1,881      28,065
    Delphi Automotive P.L.C..............................  32,209   2,184,414
*   Denny's Corp.........................................  13,180     147,089
*   Destination XL Group, Inc............................   4,200      21,672
    DeVry Education Group, Inc...........................   5,279     117,563
*   Diamond Resorts International, Inc...................   6,168     186,150
    Dick's Sporting Goods, Inc...........................  12,139     622,609

                                     1446

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CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
Consumer Discretionary -- (Continued)
#   Dillard's, Inc. Class A..............................   3,453 $  233,699
    DineEquity, Inc......................................   2,200    179,014
#*  Discovery Communications, Inc. Class A...............  18,981    476,233
*   Discovery Communications, Inc. Class C...............  31,398    770,507
*   DISH Network Corp. Class A...........................  27,948  1,492,982
    Dollar General Corp..................................  35,686  3,380,892
*   Dollar Tree, Inc.....................................  28,496  2,743,880
#   Domino's Pizza, Inc..................................   7,204  1,061,149
*   Dorman Products, Inc.................................   3,578    227,919
    DR Horton, Inc.......................................  37,132  1,220,900
*   DreamWorks Animation SKG, Inc. Class A...............   7,690    315,059
    Drew Industries, Inc.................................   2,871    263,012
#   DSW, Inc. Class A....................................   9,116    221,154
#   Dunkin' Brands Group, Inc............................  11,985    543,040
    Entercom Communications Corp. Class A................   2,510     36,671
    Entravision Communications Corp. Class A.............   7,308     53,056
#   Ethan Allen Interiors, Inc...........................   2,900    100,717
#*  EW Scripps Co. (The) Class A.........................   5,927    100,522
#   Expedia, Inc.........................................  15,824  1,845,870
*   Express, Inc.........................................   8,200    122,672
*   Famous Dave's of America, Inc........................   1,098      6,379
*   Federal-Mogul Holdings Corp..........................   2,362     20,880
*   Fiesta Restaurant Group, Inc.........................   2,996     66,931
#   Finish Line, Inc. (The) Class A......................   5,300    115,169
#*  Five Below, Inc......................................   7,221    368,343
    Flexsteel Industries, Inc............................     300     12,330
    Foot Locker, Inc.....................................  16,311    972,462
    Ford Motor Co........................................ 459,130  5,812,586
#*  Fossil Group, Inc....................................   5,703    180,215
*   Fox Factory Holding Corp.............................   1,604     30,781
*   Francesca's Holdings Corp............................   5,163     65,622
    Fred's, Inc. Class A.................................   3,670     58,316
*   FTD Cos., Inc........................................   3,370     85,295
#*  G-III Apparel Group, Ltd.............................   4,400    176,132
#   GameStop Corp. Class A...............................  12,940    400,493
*   Gaming Partners International Corp...................     800      7,640
    Gannett Co., Inc.....................................  11,949    152,469
    Gap, Inc. (The)......................................  27,680    713,867
#   Garmin, Ltd..........................................  12,906    701,183
    General Motors Co.................................... 171,572  5,411,381
*   Genesco, Inc.........................................   2,400    166,608
#   Gentex Corp..........................................  35,690    630,642
*   Gentherm, Inc........................................   4,803    161,189
#   Genuine Parts Co.....................................  18,417  1,882,954
#   GNC Holdings, Inc. Class A...........................  10,132    206,794
    Goodyear Tire & Rubber Co. (The).....................  31,675    908,122
#*  GoPro, Inc. Class A..................................   8,418    106,404
#*  Gordmans Stores, Inc.................................     279        335
    Graham Holdings Co. Class B..........................     608    305,970
*   Grand Canyon Education, Inc..........................   5,508    231,666
*   Gray Television, Inc.................................   8,032     79,517
    Group 1 Automotive, Inc..............................   2,780    173,250
#*  Groupon, Inc.........................................  27,624    133,148

                                     1447

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CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Consumer Discretionary -- (Continued)
#   Guess?, Inc..........................................   6,590 $    97,005
#   H&R Block, Inc.......................................  27,092     644,519
    Hanesbrands, Inc.....................................  46,000   1,226,360
#   Harley-Davidson, Inc.................................  24,000   1,270,080
#   Harman International Industries, Inc.................   8,449     698,225
    Harte-Hanks, Inc.....................................   3,368       5,591
    Hasbro, Inc..........................................  13,323   1,082,227
    Haverty Furniture Cos., Inc..........................   1,700      31,331
*   Helen of Troy, Ltd...................................   2,900     288,869
#*  hhgregg, Inc.........................................   2,516       5,233
#*  Hibbett Sports, Inc..................................   2,888     100,849
    Hilton Worldwide Holdings, Inc.......................  63,003   1,461,040
    Home Depot, Inc. (The)............................... 153,483  21,217,490
    Hooker Furniture Corp................................   1,300      30,069
*   Horizon Global Corp..................................   1,471      19,197
*   Houghton Mifflin Harcourt Co.........................  15,145     256,708
#   HSN, Inc.............................................   4,220     215,895
*   Hyatt Hotels Corp. Class A...........................   3,393     171,143
*   Iconix Brand Group, Inc..............................   7,198      51,826
*   Installed Building Products, Inc.....................   3,123     111,897
#   International Game Technology P.L.C..................   7,805     163,124
    International Speedway Corp. Class A.................   2,719      91,821
    Interpublic Group of Cos., Inc. (The)................  49,816   1,148,757
    Interval Leisure Group, Inc..........................  13,528     243,233
#*  iRobot Corp..........................................   2,767     104,925
*   Isle of Capri Casinos, Inc...........................   3,400      63,682
*   ITT Educational Services, Inc........................   1,300       2,938
*   J Alexander's Holdings, Inc..........................   1,458      13,953
    Jack in the Box, Inc.................................   4,400     388,916
#*  JAKKS Pacific, Inc...................................   2,151      19,832
#*  JC Penney Co., Inc...................................  31,446     303,768
    John Wiley & Sons, Inc. Class A......................   5,120     295,424
#   Johnson Controls, Inc................................  76,196   3,498,920
    Johnson Outdoors, Inc. Class A.......................   1,187      36,144
*   K12, Inc.............................................   2,215      27,422
#*  Kate Spade & Co......................................  14,485     314,180
    KB Home..............................................   8,900     139,730
*   Kirkland's, Inc......................................   1,502      22,890
#   Kohl's Corp..........................................  23,760     988,178
#*  Kona Grill, Inc......................................   1,120      14,000
    L Brands, Inc........................................  29,943   2,212,788
*   La Quinta Holdings, Inc..............................   8,545     105,702
    La-Z-Boy, Inc........................................   6,000     181,320
*   Lakeland Industries, Inc.............................   1,000      10,140
#*  Lands' End, Inc......................................   1,303      18,516
#   Las Vegas Sands Corp.................................  52,569   2,662,620
    Lear Corp............................................   9,400   1,066,430
    Leggett & Platt, Inc.................................  16,377     860,939
    Lennar Corp. Class A.................................  22,716   1,063,109
    Lennar Corp. Class B.................................   1,241      46,587
    Libbey, Inc..........................................   2,200      41,118
#*  Liberty Braves Group Class A.........................   1,077      17,760
*   Liberty Braves Group Class B.........................      20         337

                                     1448

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CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Consumer Discretionary -- (Continued)
*   Liberty Braves Group Class C.........................   2,265 $    36,195
*   Liberty Broadband Corp. Class A......................   3,194     200,615
*   Liberty Broadband Corp. Class C......................  17,809   1,127,488
*   Liberty Interactive Corp., QVC Group Class A.........  55,690   1,493,049
*   Liberty Media Group Class A..........................   2,694      61,154
*   Liberty Media Group Class C..........................   5,664     126,987
*   Liberty SiriusXM Group Class A.......................  10,779     385,349
*   Liberty SiriusXM Group Class B.......................     200       7,154
*   Liberty SiriusXM Group Class C.......................  22,658     798,694
*   Liberty TripAdvisor Holdings, Inc. Class A...........   6,644     157,263
*   Liberty Ventures Series A............................  14,561     549,095
    Lifetime Brands, Inc.................................     300       4,017
#   Lions Gate Entertainment Corp........................  11,942     238,721
#   Lithia Motors, Inc. Class A..........................   2,987     257,748
#*  Live Nation Entertainment, Inc.......................  19,686     539,790
*   LKQ Corp.............................................  37,147   1,277,485
#*  Loral Space & Communications, Inc....................   1,300      45,669
    Lowe's Cos., Inc..................................... 108,839   8,955,273
*   Luby's, Inc..........................................   1,849       8,579
*   Lululemon Athletica, Inc.............................  12,630     980,719
#*  Lumber Liquidators Holdings, Inc.....................   2,649      39,814
*   M/I Homes, Inc.......................................   2,750      62,013
    Macy's, Inc..........................................  38,835   1,391,458
*   Madison Square Garden Co. (The) Class A..............   2,400     438,696
    Marcus Corp. (The)...................................   2,400      53,160
    Marine Products Corp.................................   1,898      17,329
*   MarineMax, Inc.......................................   1,700      34,340
#   Marriott International, Inc. Class A.................  25,063   1,797,017
    Marriott Vacations Worldwide Corp....................   2,389     182,281
#   Mattel, Inc..........................................  40,965   1,367,412
*   McClatchy Co. (The) Class A..........................     430       8,316
    McDonald's Corp...................................... 108,260  12,736,789
    MDC Holdings, Inc....................................   4,445     116,992
*   Media General, Inc...................................   3,778      66,455
    Meredith Corp........................................   4,576     249,300
*   Meritage Homes Corp..................................   3,700     134,643
*   MGM Resorts International............................  54,564   1,308,445
#*  Michael Kors Holdings, Ltd...........................  22,453   1,161,269
#*  Michaels Cos., Inc. (The)............................  11,006     290,118
*   Modine Manufacturing Co..............................   3,907      37,507
*   Mohawk Industries, Inc...............................   7,508   1,568,722
*   Monarch Casino & Resort, Inc.........................   1,845      43,044
#   Monro Muffler Brake, Inc.............................   3,878     242,840
*   Motorcar Parts of America, Inc.......................   2,528      70,860
    Movado Group, Inc....................................   2,362      53,358
*   MSG Networks, Inc. Class A...........................   7,200     115,560
*   Murphy USA, Inc......................................   4,848     371,551
    NACCO Industries, Inc. Class A.......................     287      16,149
*   Nathan's Famous, Inc.................................     509      24,722
    National CineMedia, Inc..............................   6,419     100,008
*   Nautilus, Inc........................................   4,149      78,167
#*  Netflix, Inc.........................................  48,391   4,415,679
*   New York & Co., Inc..................................   5,059       9,410

                                     1449

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CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
Consumer Discretionary -- (Continued)
    New York Times Co. (The) Class A.....................  14,000 $  181,720
    Newell Brands, Inc...................................  53,725  2,818,413
    News Corp. Class A...................................  45,104    584,999
#   News Corp. Class B...................................  12,426    167,005
#   Nexstar Broadcasting Group, Inc. Class A.............   2,793    141,186
    NIKE, Inc. Class B................................... 157,929  8,765,059
#   Nordstrom, Inc.......................................  15,210    672,738
#*  Norwegian Cruise Line Holdings, Ltd..................  18,543    789,932
    Nutrisystem, Inc.....................................   2,651     78,417
*   NVR, Inc.............................................     500    852,500
*   O'Reilly Automotive, Inc.............................  12,050  3,502,091
*   Office Depot, Inc....................................  52,875    182,947
#   Omnicom Group, Inc...................................  29,035  2,389,290
    Outerwall, Inc.......................................   2,800    147,448
*   Overstock.com, Inc...................................   1,830     29,829
    Oxford Industries, Inc...............................   1,382     79,023
#*  Panera Bread Co. Class A.............................   3,075    674,409
    Papa John's International, Inc.......................   3,800    281,010
#*  Penn National Gaming, Inc............................   6,827    102,542
    Penske Automotive Group, Inc.........................   4,700    186,214
*   Perry Ellis International, Inc.......................     969     20,756
#   PetMed Express, Inc..................................   2,200     45,606
#   Pier 1 Imports, Inc..................................  10,500     53,760
#*  Pinnacle Entertainment, Inc..........................   5,500     60,060
#   Polaris Industries, Inc..............................   6,994    690,657
    Pool Corp............................................   5,100    521,628
*   Popeyes Louisiana Kitchen, Inc.......................   2,600    148,928
*   Priceline Group, Inc. (The)..........................   6,082  8,215,626
    PulteGroup, Inc......................................  36,663    776,522
    PVH Corp.............................................   9,783    988,670
#   Ralph Lauren Corp....................................   6,732    660,342
    RCI Hospitality Holdings, Inc........................   1,000     10,650
*   Red Lion Hotels Corp.................................   2,034     16,150
*   Red Robin Gourmet Burgers, Inc.......................   1,300     62,868
#   Regal Entertainment Group Class A....................   9,436    221,935
*   Regis Corp...........................................   4,556     61,233
    Rent-A-Center, Inc...................................   6,145     66,366
#*  Restoration Hardware Holdings, Inc...................   4,568    140,740
    Rocky Brands, Inc....................................     231      2,534
    Ross Stores, Inc.....................................  48,000  2,967,840
#   Royal Caribbean Cruises, Ltd.........................  21,700  1,571,948
*   Ruby Tuesday, Inc....................................   5,370     21,695
    Ruth's Hospitality Group, Inc........................   4,284     68,415
    Saga Communications, Inc. Class A....................     575     23,587
    Salem Media Group, Inc...............................     400      3,028
#*  Sally Beauty Holdings, Inc...........................  17,735    520,168
    Scholastic Corp......................................   2,600    106,860
#   Scripps Networks Interactive, Inc. Class A...........   9,189    607,025
    SeaWorld Entertainment, Inc..........................   6,236     96,034
*   Select Comfort Corp..................................   5,594    133,473
*   Sequential Brands Group, Inc.........................     194      1,577
    Service Corp. International..........................  22,783    631,545
*   ServiceMaster Global Holdings, Inc...................  16,415    620,979

                                     1450

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CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Consumer Discretionary -- (Continued)
#*  Shake Shack, Inc. Class A..............................   1,600 $    64,016
*   Shiloh Industries, Inc.................................   1,564      15,155
    Shoe Carnival, Inc.....................................     771      20,285
*   Shutterfly, Inc........................................   3,662     194,782
    Signet Jewelers, Ltd...................................   8,700     764,817
#   Sinclair Broadcast Group, Inc. Class A.................   7,300     203,086
#*  Sirius XM Holdings, Inc................................ 245,576   1,078,079
#   Six Flags Entertainment Corp...........................   8,978     506,269
*   Sizmek, Inc............................................   2,200       6,006
*   Skechers U.S.A., Inc. Class A..........................  15,711     377,378
#*  Skyline Corp...........................................     800       7,376
*   Smith & Wesson Holding Corp............................   5,464     160,915
#   Sonic Automotive, Inc. Class A.........................   4,001      72,738
    Sonic Corp.............................................   6,463     173,919
#   Sotheby's..............................................   7,207     233,435
    Spartan Motors, Inc....................................   3,375      28,654
    Speedway Motorsports, Inc..............................   2,352      41,560
    Stage Stores, Inc......................................   3,250      19,273
    Standard Motor Products, Inc...........................   1,900      79,686
*   Stanley Furniture Co., Inc.............................     637       1,561
    Staples, Inc...........................................  78,677     730,909
    Starbucks Corp......................................... 174,595  10,135,240
    Starwood Hotels & Resorts Worldwide, Inc...............  21,047   1,642,929
*   Starz Class A..........................................  11,477     346,950
*   Starz Class B..........................................     200       6,184
    Stein Mart, Inc........................................   3,347      28,784
*   Steven Madden, Ltd.....................................   6,892     241,358
*   Stoneridge, Inc........................................   3,400      56,712
#*  Strayer Education, Inc.................................   1,137      51,984
    Sturm Ruger & Co., Inc.................................   1,900     129,200
    Superior Industries International, Inc.................   2,200      67,232
    Superior Uniform Group, Inc............................     324       5,207
    Tailored Brands, Inc...................................   5,635      82,553
*   Tandy Leather Factory, Inc.............................     663       4,734
    Target Corp............................................  70,314   5,296,754
*   Taylor Morrison Home Corp. Class A.....................   2,813      45,711
    TEGNA, Inc.............................................  23,899     523,388
#*  Tempur Sealy International, Inc........................   7,223     546,275
#*  Tenneco, Inc...........................................   6,595     372,749
#*  Tesla Motors, Inc......................................  13,529   3,176,474
#   Texas Roadhouse, Inc...................................   7,557     356,842
    Thor Industries, Inc...................................   5,769     441,559
#   Tiffany & Co...........................................  14,675     946,831
*   Tile Shop Holdings, Inc................................   1,665      28,388
    Time Warner, Inc.......................................  97,500   7,473,375
    Time, Inc..............................................  12,349     201,659
    TJX Cos., Inc. (The)...................................  81,042   6,622,752
#*  Toll Brothers, Inc.....................................  20,185     565,382
*   TopBuild Corp..........................................   4,258     160,782
    Tower International, Inc...............................   2,300      53,084
#   Tractor Supply Co......................................  15,888   1,456,135
*   TRI Pointe Group, Inc..................................  13,391     180,109
*   TripAdvisor, Inc.......................................  13,517     945,784

                                     1451

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CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Consumer Discretionary -- (Continued)
#*  Tuesday Morning Corp..................................   3,200 $     25,248
*   Tumi Holdings, Inc....................................   5,091      136,184
#   Tupperware Brands Corp................................   6,100      382,348
    Twenty-First Century Fox, Inc. Class A................ 137,768    3,670,140
    Twenty-First Century Fox, Inc. Class B................  54,449    1,471,756
*   Ulta Salon Cosmetics & Fragrance, Inc.................   7,189    1,877,839
#*  Under Armour, Inc. Class A............................  22,925      904,620
*   Under Armour, Inc. Class C............................  24,564      876,935
*   Unifi, Inc............................................   1,766       47,735
*   Universal Electronics, Inc............................   1,700      131,478
    Universal Technical Institute, Inc....................   2,300        5,451
*   Urban Outfitters, Inc.................................  12,450      372,255
    Vail Resorts, Inc.....................................   4,601      658,265
#*  Vera Bradley, Inc.....................................   2,206       32,119
    VF Corp...............................................  40,900    2,553,387
#   Viacom, Inc. Class A..................................   1,192       59,171
    Viacom, Inc. Class B..................................  42,474    1,931,293
*   Vista Outdoor, Inc....................................   7,300      365,365
    Visteon Corp..........................................   4,607      322,905
#*  Vitamin Shoppe, Inc...................................   2,565       75,052
    Walt Disney Co. (The)................................. 191,438   18,368,476
#*  Weight Watchers International, Inc....................   2,900       34,597
#   Wendy's Co. (The).....................................  26,524      256,222
#*  West Marine, Inc......................................   2,681       23,486
    Whirlpool Corp........................................   9,105    1,751,438
*   William Lyon Homes Class A............................     418        7,252
#   Williams-Sonoma, Inc..................................  10,060      544,045
    Winmark Corp..........................................     300       30,171
    Winnebago Industries, Inc.............................   2,736       65,007
    Wolverine World Wide, Inc.............................  10,800      264,492
#   Wyndham Worldwide Corp................................  13,602      966,014
#   Wynn Resorts, Ltd.....................................   9,691      949,233
    Yum! Brands, Inc......................................  53,761    4,807,309
*   ZAGG, Inc.............................................     171        1,082
#*  Zumiez, Inc...........................................   2,400       40,752
                                                                   ------------
Total Consumer Discretionary..............................          359,671,016
                                                                   ------------
Consumer Staples -- (8.9%)
#   Alico, Inc............................................     496       14,672
*   Alliance One International, Inc.......................     876       15,155
    Altria Group, Inc..................................... 231,644   15,682,299
    Andersons, Inc. (The).................................   2,677       98,995
    Archer-Daniels-Midland Co.............................  73,090    3,294,897
#   Avon Products, Inc....................................  63,824      259,764
#   B&G Foods, Inc........................................   8,042      414,887
#*  Boston Beer Co., Inc. (The) Class A...................   1,385      253,289
#   Brown-Forman Corp. Class A............................   7,551      797,839
#   Brown-Forman Corp. Class B............................  13,394    1,315,157
    Bunge, Ltd............................................  17,035    1,121,584
#   Cal-Maine Foods, Inc..................................   4,200      175,980
    Calavo Growers, Inc...................................   2,564      168,660
#   Campbell Soup Co......................................  24,836    1,546,538
#   Casey's General Stores, Inc...........................   5,202      694,675

                                     1452

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CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Consumer Staples -- (Continued)
*   Central Garden & Pet Co................................   1,175 $    28,505
*   Central Garden & Pet Co. Class A.......................   5,929     135,122
#*  Chefs' Warehouse, Inc. (The)...........................   1,231      19,881
    Church & Dwight Co., Inc...............................  16,149   1,586,478
    Clorox Co. (The).......................................  15,820   2,073,527
    Coca-Cola Bottling Co. Consolidated....................     781     111,222
    Coca-Cola Co. (The).................................... 511,158  22,301,824
    Coca-Cola European Partners P.L.C......................  16,892     630,578
    Colgate-Palmolive Co................................... 101,299   7,539,685
    ConAgra Foods, Inc.....................................  51,808   2,422,542
    Constellation Brands, Inc. Class A.....................  22,103   3,638,817
    Costco Wholesale Corp..................................  53,373   8,925,033
#   Coty, Inc. Class A.....................................   8,187     219,985
    CVS Health Corp........................................ 129,652  12,021,333
*   Darling Ingredients, Inc...............................  20,752     327,467
#   Dean Foods Co..........................................  10,084     186,151
    Dr Pepper Snapple Group, Inc...........................  23,478   2,312,818
*   Edgewell Personal Care Co..............................   7,514     635,760
    Energizer Holdings, Inc................................   8,544     440,272
    Estee Lauder Cos., Inc. (The) Class A..................  26,558   2,467,238
*   Farmer Brothers Co.....................................   1,300      39,871
#   Flowers Foods, Inc.....................................  22,804     419,366
    Fresh Del Monte Produce, Inc...........................   3,973     225,865
    General Mills, Inc.....................................  73,832   5,307,782
#*  Hain Celestial Group, Inc. (The).......................  12,400     654,596
#*  Herbalife, Ltd.........................................   8,600     584,886
    Hershey Co. (The)......................................  17,763   1,967,430
    Hormel Foods Corp......................................  35,654   1,331,677
*   HRG Group, Inc.........................................  10,900     162,301
    Ingles Markets, Inc. Class A...........................   1,110      43,101
    Ingredion, Inc.........................................   9,295   1,238,466
    Inter Parfums, Inc.....................................   3,030      98,596
#*  Inventure Foods, Inc...................................   1,529      13,180
    J&J Snack Foods Corp...................................   1,991     242,126
    JM Smucker Co. (The)...................................  14,434   2,225,145
    John B. Sanfilippo & Son, Inc..........................   1,301      60,718
#   Kellogg Co.............................................  32,355   2,676,082
    Kimberly-Clark Corp....................................  44,542   5,770,416
    Kraft Heinz Co. (The)..................................  76,394   6,599,678
    Kroger Co. (The)....................................... 110,196   3,767,601
    Lancaster Colony Corp..................................   2,500     324,900
#*  Landec Corp............................................   3,992      45,908
*   Lifeway Foods, Inc.....................................     315       3,147
#   McCormick & Co., Inc. Non-voting.......................  14,407   1,473,116
    McCormick & Co., Inc. Voting...........................     607      61,932
    Mead Johnson Nutrition Co..............................  23,157   2,065,604
    Medifast, Inc..........................................   2,100      73,962
    MGP Ingredients, Inc...................................   1,414      60,802
    Molson Coors Brewing Co. Class B.......................  21,676   2,214,420
    Mondelez International, Inc. Class A................... 190,755   8,389,405
*   Monster Beverage Corp..................................  17,775   2,855,198
#*  National Beverage Corp.................................   1,044      59,884
*   Natural Alternatives International, Inc................   1,000      10,660

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                                                           SHARES     VALUE+
                                                           ------- ------------
Consumer Staples -- (Continued)
    Nu Skin Enterprises, Inc. Class A.....................   6,221 $    332,201
*   Nutraceutical International Corp......................   1,459       37,409
    Oil-Dri Corp. of America..............................     641       24,005
*   Omega Protein Corp....................................   2,100       47,292
    PepsiCo, Inc.......................................... 179,615   19,563,666
    Philip Morris International, Inc...................... 195,465   19,597,321
#   Pilgrim's Pride Corp..................................   7,683      178,630
    Pinnacle Foods, Inc...................................  12,938      649,617
#*  Post Holdings, Inc....................................   7,867      681,833
    PriceSmart, Inc.......................................   2,200      171,336
    Procter & Gamble Co. (The)............................ 321,640   27,529,168
*   Revlon, Inc. Class A..................................   1,909       67,750
    Reynolds American, Inc................................ 106,680    5,340,401
*   Rite Aid Corp......................................... 114,155      799,085
    Rocky Mountain Chocolate Factory, Inc.................     950       10,079
    Sanderson Farms, Inc..................................   2,050      179,559
*   Seneca Foods Corp. Class A............................     500       19,585
    Snyder's-Lance, Inc...................................   9,222      315,946
    SpartanNash Co........................................   4,621      145,561
#   Spectrum Brands Holdings, Inc.........................   3,150      405,625
#*  Sprouts Farmers Market, Inc...........................  16,414      379,656
*   SUPERVALU, Inc........................................  23,835      116,315
    Sysco Corp............................................  66,505    3,444,294
#   Tootsie Roll Industries, Inc..........................   2,173       80,683
#*  TreeHouse Foods, Inc..................................   6,632      684,356
    Tyson Foods, Inc. Class A.............................  37,018    2,724,525
*   United Natural Foods, Inc.............................   6,000      299,880
    United-Guardian, Inc..................................     600        8,508
#   Universal Corp........................................   2,600      154,206
*   USANA Health Sciences, Inc............................     800      109,856
#   Vector Group, Ltd.....................................  10,288      227,262
    Wal-Mart Stores, Inc.................................. 195,872   14,292,780
    Walgreens Boots Alliance, Inc......................... 108,635    8,609,324
    WD-40 Co..............................................   1,600      183,968
    Weis Markets, Inc.....................................   1,930       99,723
#*  WhiteWave Foods Co. (The).............................  21,611    1,199,194
#   Whole Foods Market, Inc...............................  39,715    1,210,513
                                                                   ------------
Total Consumer Staples....................................          254,867,562
                                                                   ------------
Energy -- (6.1%)
    Adams Resources & Energy, Inc.........................     300        9,081
    Alon USA Energy, Inc..................................   1,957       13,836
    Anadarko Petroleum Corp...............................  61,823    3,371,208
*   Antero Resources Corp.................................  17,655      462,384
#   Apache Corp...........................................  47,243    2,480,257
    Archrock, Inc.........................................   6,100       54,351
#   Atwood Oceanics, Inc..................................   6,359       67,914
    Baker Hughes, Inc.....................................  51,879    2,481,373
#*  Basic Energy Services, Inc............................   4,300        3,010
*   Bill Barrett Corp.....................................   5,020       29,969
#*  Bonanza Creek Energy, Inc.............................   2,888        2,319
#   Bristow Group, Inc....................................   3,865       41,781
    Cabot Oil & Gas Corp..................................  55,126    1,359,958

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CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Energy -- (Continued)
#   California Resources Corp..............................   4,336 $    44,487
*   Callon Petroleum Co....................................   7,072      80,550
#   CARBO Ceramics, Inc....................................   2,120      29,892
#*  Carrizo Oil & Gas, Inc.................................   7,231     237,177
    Cheniere Energy Partners L.P. Holdings LLC.............   4,200      85,050
#*  Cheniere Energy, Inc...................................  26,259   1,098,414
*   Chesapeake Energy Corp.................................  75,300     408,126
    Chevron Corp........................................... 237,501  24,339,102
    Cimarex Energy Co......................................  11,691   1,403,154
#*  Clayton Williams Energy, Inc...........................     500      18,855
*   Clean Energy Fuels Corp................................   7,414      22,168
#*  Cloud Peak Energy, Inc.................................   5,872      20,024
#*  Cobalt International Energy, Inc.......................  28,179      41,987
#*  Concho Resources, Inc..................................  15,651   1,943,854
    ConocoPhillips......................................... 149,685   6,110,142
    CONSOL Energy, Inc.....................................  24,000     465,120
*   Contango Oil & Gas Co..................................     316       2,917
#*  Continental Resources, Inc.............................  10,680     470,454
#   Core Laboratories NV...................................   5,577     651,449
#   CVR Energy, Inc........................................   2,684      39,723
*   Dawson Geophysical Co..................................   1,639      12,211
    Delek US Holdings, Inc.................................   5,595      70,049
#   Denbury Resources, Inc.................................   7,200      20,880
    Devon Energy Corp......................................  55,369   2,119,525
    DHT Holdings, Inc......................................   6,363      29,652
    Diamond Offshore Drilling, Inc.........................   7,869     178,784
#*  Diamondback Energy, Inc................................   9,369     822,505
#*  Dril-Quip, Inc.........................................   4,787     260,556
    Energen Corp...........................................  12,212     578,605
#   EnLink Midstream LLC...................................   5,400      83,322
    EOG Resources, Inc.....................................  68,446   5,592,038
#*  EP Energy Corp. Class A................................   3,876      16,163
    EQT Corp...............................................  21,745   1,584,341
*   Era Group, Inc.........................................   2,200      19,316
*   Exterran Corp..........................................   3,050      38,796
    Exxon Mobil Corp....................................... 499,352  44,417,360
*   FMC Technologies, Inc..................................  27,320     693,382
#*  Forum Energy Technologies, Inc.........................   6,393     104,398
#   Frank's International NV...............................   4,232      52,138
    GasLog, Ltd............................................   2,473      33,064
#*  Geospace Technologies Corp.............................   1,000      16,500
    Green Plains, Inc......................................   3,514      79,698
    Gulf Island Fabrication, Inc...........................   1,100       9,306
#*  Gulfmark Offshore, Inc. Class A........................   2,675       7,758
*   Gulfport Energy Corp...................................  14,899     433,412
    Halliburton Co......................................... 107,357   4,687,207
*   Helix Energy Solutions Group, Inc......................  10,766      85,482
#   Helmerich & Payne, Inc.................................  13,429     832,195
    Hess Corp..............................................  35,722   1,916,485
#   HollyFrontier Corp.....................................  22,236     565,239
*   Hornbeck Offshore Services, Inc........................   3,129      24,969
#*  ION Geophysical Corp...................................     836       4,188
    Kinder Morgan, Inc..................................... 235,872   4,795,278

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CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Energy -- (Continued)
#*  Kosmos Energy, Ltd.....................................  11,757 $    65,251
    Marathon Oil Corp......................................  98,573   1,344,536
    Marathon Petroleum Corp................................  64,828   2,553,575
#*  Matador Resources Co...................................   8,015     169,036
*   Matrix Service Co......................................   3,244      53,753
*   McDermott International, Inc...........................  24,310     125,926
*   Memorial Resource Development Corp.....................  12,624     189,108
*   Mitcham Industries, Inc................................   1,264       4,247
#   Murphy Oil Corp........................................  19,314     529,783
    Nabors Industries, Ltd.................................  35,307     317,763
#   National Oilwell Varco, Inc............................  45,185   1,461,735
*   Natural Gas Services Group, Inc........................   1,600      40,176
*   Newfield Exploration Co................................  23,991   1,038,810
*   Newpark Resources, Inc.................................   9,500      60,040
    Noble Corp. P.L.C......................................  26,000     191,880
    Noble Energy, Inc......................................  52,205   1,864,763
#*  Nordic American Offshore, Ltd..........................      19          82
#   Nordic American Tankers, Ltd...........................   2,265      27,860
#*  Oasis Petroleum, Inc...................................  17,381     132,096
    Occidental Petroleum Corp..............................  95,036   7,102,040
    Oceaneering International, Inc.........................  11,442     319,003
*   Oil States International, Inc..........................   5,700     176,244
#   ONEOK, Inc.............................................  25,601   1,146,669
    Overseas Shipholding Group, Inc. Class A...............     494       6,318
    Panhandle Oil and Gas, Inc. Class A....................   2,000      32,720
*   Parker Drilling Co.....................................   9,114      18,866
*   Parsley Energy, Inc. Class A...........................  17,580     501,206
#   Patterson-UTI Energy, Inc..............................  18,302     354,876
#   PBF Energy, Inc. Class A...............................  10,971     245,092
*   PDC Energy, Inc........................................   5,335     292,198
*   PHI, Inc...............................................   1,795      34,679
    Phillips 66............................................  62,724   4,770,787
*   Pioneer Energy Services Corp...........................   8,743      27,540
    Pioneer Natural Resources Co...........................  20,679   3,361,785
    QEP Resources, Inc.....................................  28,497     518,645
    Range Resources Corp...................................  20,414     822,888
#*  Renewable Energy Group, Inc............................   5,800      56,550
*   Rice Energy, Inc.......................................  12,720     296,630
*   RigNet, Inc............................................   1,066      12,739
    Rowan Cos. P.L.C. Class A..............................  13,381     203,926
#*  RPC, Inc...............................................   9,225     133,670
*   RSP Permian, Inc.......................................   8,121     291,950
    Schlumberger, Ltd...................................... 172,940  13,925,129
    Scorpio Tankers, Inc...................................  18,204      86,651
*   SEACOR Holdings, Inc...................................   2,200     124,344
    SemGroup Corp. Class A.................................   4,659     134,925
#   Ship Finance International, Ltd........................   6,400      96,640
#   SM Energy Co...........................................   7,000     189,910
*   Southwestern Energy Co.................................  58,083     846,850
#   Spectra Energy Corp....................................  87,083   3,132,376
#   Superior Energy Services, Inc..........................  16,418     262,195
#*  Synergy Resources Corp.................................   9,010      58,655
#   Targa Resources Corp...................................  18,797     700,376

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                                                           SHARES     VALUE+
                                                           ------- ------------
Energy -- (Continued)
#   Teekay Corp...........................................   4,349 $     26,964
#   Teekay Tankers, Ltd. Class A..........................   2,298        6,779
    Tesco Corp............................................   2,270       15,005
    Tesoro Corp...........................................  14,426    1,098,540
*   TETRA Technologies, Inc...............................   8,150       48,982
#   Transocean, Ltd.......................................  41,056      451,205
*   Unit Corp.............................................   4,580       57,250
#   US Silica Holdings, Inc...............................   5,584      192,480
*   Vaalco Energy, Inc....................................   5,480        4,663
    Valero Energy Corp....................................  56,572    2,957,584
#*  W&T Offshore, Inc.....................................   3,644        7,252
#*  Weatherford International P.L.C.......................  86,694      492,422
    Western Refining, Inc.................................   9,794      204,205
*   Whiting Petroleum Corp................................  25,794      190,102
    Williams Cos., Inc. (The).............................  82,857    1,986,082
    World Fuel Services Corp..............................   8,145      387,702
*   WPX Energy, Inc.......................................  27,105      270,779
                                                                   ------------
Total Energy..............................................          176,928,376
                                                                   ------------
Financials -- (12.5%)
    1st Source Corp.......................................   2,189       73,572
*   Affiliated Managers Group, Inc........................   6,665      978,289
    Aflac, Inc............................................  51,764    3,741,502
    Alexander & Baldwin, Inc..............................   4,971      195,857
*   Alleghany Corp........................................   1,869    1,015,802
    Allied World Assurance Co. Holdings AG................  11,100      454,989
    Allstate Corp. (The)..................................  46,057    3,147,075
    Ally Financial, Inc...................................  49,552      893,918
#*  Altisource Asset Management Corp......................     240        3,086
*   Altisource Portfolio Solutions SA.....................   2,400       55,824
*   Ambac Financial Group, Inc............................   5,480       99,626
#   American Equity Investment Life Holding Co............   9,548      152,100
    American Express Co...................................  99,588    6,419,442
    American Financial Group, Inc.........................   8,569      626,394
    American International Group, Inc..................... 140,259    7,635,700
    American National Insurance Co........................   1,054      120,525
*   American River Bankshares.............................     882        9,005
    Ameriprise Financial, Inc.............................  21,340    2,045,226
    Ameris Bancorp........................................   3,851      127,699
    AMERISAFE, Inc........................................   2,573      150,598
    AmeriServ Financial, Inc..............................     100          311
#   AmTrust Financial Services, Inc.......................  10,510      250,874
    Aon P.L.C.............................................  33,234    3,558,364
*   Arch Capital Group, Ltd...............................  14,556    1,057,202
    Argo Group International Holdings, Ltd................   4,764      247,204
    Arrow Financial Corp..................................     943       29,789
#   Arthur J Gallagher & Co...............................  21,171    1,041,402
#   Artisan Partners Asset Management, Inc. Class A.......   6,007      167,956
    Aspen Insurance Holdings, Ltd.........................   7,426      341,299
    Associated Banc-Corp..................................  18,644      346,778
    Associated Capital Group, Inc. Class A................     467       13,959
    Assurant, Inc.........................................   8,097      672,132
    Assured Guaranty, Ltd.................................  18,300      490,257

                                     1457

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
*   Asta Funding, Inc....................................       400 $     4,320
    Astoria Financial Corp...............................     9,842     144,382
*   Atlantic Coast Financial Corp........................       137         822
*   Atlanticus Holdings Corp.............................     1,196       3,576
#*  AV Homes, Inc........................................     1,000      14,320
    Axis Capital Holdings, Ltd...........................    12,640     702,531
    Baldwin & Lyons, Inc. Class B........................       562      14,887
    Banc of California, Inc..............................     3,996      88,631
    BancFirst Corp.......................................       700      45,899
*   Bancorp, Inc. (The)..................................     4,099      21,725
    BancorpSouth, Inc....................................    10,334     246,156
    Bank Mutual Corp.....................................     6,120      46,757
    Bank of America Corp................................. 1,262,804  18,298,030
#   Bank of Hawaii Corp..................................     5,700     392,844
    Bank of New York Mellon Corp. (The)..................   133,966   5,278,260
#   Bank of the Ozarks, Inc..............................     9,976     359,036
    BankFinancial Corp...................................     2,730      33,306
    BankUnited, Inc......................................    13,594     408,092
    Banner Corp..........................................     1,961      81,852
    BB&T Corp............................................   101,560   3,744,517
    Beneficial Bancorp, Inc..............................     8,200     111,192
*   Berkshire Hathaway, Inc. Class B.....................   236,325  34,094,608
    Berkshire Hills Bancorp, Inc.........................     3,350      88,340
    BGC Partners, Inc. Class A...........................    29,733     263,732
    BlackRock, Inc.......................................    15,531   5,688,229
    BNC Bancorp..........................................     2,562      62,154
#*  BofI Holding, Inc....................................     7,924     133,282
#   BOK Financial Corp...................................     2,703     176,317
    Boston Private Financial Holdings, Inc...............     8,785     106,474
#   Bridge Bancorp, Inc..................................       439      12,779
    Brookline Bancorp, Inc...............................     9,168     104,424
#   Brown & Brown, Inc...................................    15,100     553,566
    Bryn Mawr Bank Corp..................................     1,149      33,700
    Calamos Asset Management, Inc. Class A...............     1,676      11,665
    Camden National Corp.................................       600      26,088
    Capital Bank Financial Corp. Class A.................     3,611     107,933
    Capital City Bank Group, Inc.........................     1,069      15,297
    Capital One Financial Corp...........................    64,534   4,328,941
    Capitol Federal Financial, Inc.......................    16,210     229,696
    Cardinal Financial Corp..............................     5,005     128,929
*   Cascade Bancorp......................................     4,228      23,846
    Cash America International, Inc......................     2,940     125,979
    Cathay General Bancorp...............................    10,064     301,719
    CBOE Holdings, Inc...................................    10,290     707,952
*   CBRE Group, Inc. Class A.............................    37,154   1,057,031
    CenterState Banks, Inc...............................     3,755      62,558
    Central Pacific Financial Corp.......................     3,331      81,709
    Charles Schwab Corp. (The)...........................   146,578   4,165,747
    Chemical Financial Corp..............................     4,450     184,141
    Chubb, Ltd...........................................    58,345   7,308,295
#   Cincinnati Financial Corp............................    18,615   1,390,541
    CIT Group, Inc.......................................    23,481     811,503
    Citigroup, Inc.......................................   364,166  15,954,112

                                     1458

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                              SHARES   VALUE+
                                                              ------ ----------
Financials -- (Continued)
    Citizens Community Bancorp, Inc..........................    600 $    6,084
    Citizens Financial Group, Inc............................ 63,145  1,410,028
#*  Citizens, Inc............................................  4,015     33,525
#   City Holding Co..........................................  1,857     86,722
    Clifton Bancorp, Inc.....................................  4,845     72,578
    CME Group, Inc........................................... 42,065  4,300,726
    CNA Financial Corp.......................................  4,268    135,850
    CNB Financial Corp.......................................    280      5,166
    CNO Financial Group, Inc................................. 21,200    368,244
    CoBiz Financial, Inc.....................................  3,100     38,285
    Cohen & Steers, Inc......................................  3,355    144,601
    Columbia Banking System, Inc.............................  6,688    202,780
#   Comerica, Inc............................................ 21,255    961,576
#   Commerce Bancshares, Inc................................. 10,927    516,738
#   Community Bank System, Inc...............................  5,081    224,225
    Community Trust Bancorp, Inc.............................  1,749     60,830
    ConnectOne Bancorp, Inc..................................  3,250     54,958
#   Consolidated-Tomoka Land Co..............................    681     33,321
*   Consumer Portfolio Services, Inc.........................  1,025      4,346
*   Cowen Group, Inc. Class A................................  4,050     12,636
    Crawford & Co. Class A...................................  3,717     33,267
    Crawford & Co. Class B...................................  1,800     19,764
#*  Credit Acceptance Corp...................................    897    162,061
#   Cullen/Frost Bankers, Inc................................  6,821    463,078
*   Customers Bancorp, Inc...................................  1,560     40,154
#   CVB Financial Corp....................................... 11,960    196,742
    Diamond Hill Investment Group, Inc.......................    293     55,960
    Dime Community Bancshares, Inc...........................  5,980    103,454
    Discover Financial Services.............................. 52,149  2,964,149
    Donegal Group, Inc. Class A..............................  1,374     22,218
*   E*TRADE Financial Corp................................... 35,391    887,606
*   Eagle Bancorp, Inc.......................................  3,968    204,550
    East West Bancorp, Inc................................... 17,146    586,736
#   Eaton Vance Corp......................................... 14,485    547,678
#*  eHealth, Inc.............................................  2,800     26,740
    EMC Insurance Group, Inc.................................  1,299     36,021
    Employers Holdings, Inc..................................  3,900    111,228
#*  Encore Capital Group, Inc................................  2,794     68,202
    Endurance Specialty Holdings, Ltd........................  8,196    554,295
#*  Enova International, Inc.................................  2,690     24,452
*   Enstar Group, Ltd........................................  1,077    179,417
    Enterprise Financial Services Corp.......................  1,766     50,790
    Erie Indemnity Co. Class A...............................  3,217    314,269
    ESSA Bancorp, Inc........................................    707     10,011
    EverBank Financial Corp..................................  8,017    143,985
    Evercore Partners, Inc. Class A..........................  5,080    257,404
    Everest Re Group, Ltd....................................  5,700  1,077,357
*   Ezcorp, Inc. Class A.....................................  4,723     42,790
#   FactSet Research Systems, Inc............................  5,014    862,207
    FBL Financial Group, Inc. Class A........................  2,100    130,977
*   FCB Financial Holdings, Inc. Class A.....................  2,612     91,342
    Federal Agricultural Mortgage Corp. Class C..............  1,380     53,033
    Federated Investors, Inc. Class B........................ 12,401    391,500

                                     1459

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                              SHARES   VALUE+
                                                              ------ ----------
Financials -- (Continued)
    Federated National Holding Co............................  1,029 $   21,558
    Fidelity Southern Corp...................................  1,153     19,843
    Fifth Third Bancorp...................................... 92,901  1,763,261
    Financial Engines, Inc...................................  5,316    140,289
    Financial Institutions, Inc..............................  1,243     33,437
*   First Acceptance Corp....................................    181        275
    First American Financial Corp............................ 13,379    559,376
*   First BanCorp(318672706).................................  8,881     40,764
    First Bancorp(318910106).................................  1,500     28,080
    First Busey Corp.........................................  2,609     58,781
    First Cash Financial Services, Inc.......................  3,369    172,863
    First Citizens BancShares, Inc. Class A..................    822    213,539
    First Commonwealth Financial Corp........................  9,645     93,074
    First Community Bancshares, Inc..........................  1,700     38,981
    First Defiance Financial Corp............................  1,538     64,119
    First Financial Bancorp..................................  7,926    168,903
#   First Financial Bankshares, Inc..........................  7,170    244,999
    First Financial Corp.....................................  1,100     42,130
    First Horizon National Corp.............................. 30,142    438,868
    First Interstate BancSystem, Inc. Class A................  3,099     89,995
    First Merchants Corp.....................................  3,650     95,630
    First Midwest Bancorp, Inc............................... 10,332    192,898
*   First NBC Bank Holding Co................................  1,667     31,723
    First Niagara Financial Group, Inc....................... 42,517    432,823
    First Republic Bank...................................... 17,178  1,231,147
    First South Bancorp, Inc.................................  1,685     16,193
    FirstMerit Corp.......................................... 19,271    409,123
*   Flagstar Bancorp, Inc....................................  1,679     44,342
    Flushing Financial Corp..................................  2,863     63,874
    FNB Corp................................................. 27,126    324,156
    FNF Group................................................ 25,329    954,143
*   FNFV Group...............................................  8,442    100,713
#*  Forestar Group, Inc......................................  3,501     42,992
    Franklin Resources, Inc.................................. 46,420  1,679,940
    Fulton Financial Corp.................................... 20,459    279,265
    GAMCO Investors, Inc. Class A............................    467     15,943
#*  Genworth Financial, Inc. Class A......................... 57,056    163,180
#   German American Bancorp, Inc.............................  1,398     47,532
    Glacier Bancorp, Inc.....................................  8,340    230,017
*   Global Indemnity P.L.C...................................  1,204     36,156
    Goldman Sachs Group, Inc. (The).......................... 45,482  7,222,996
    Great Southern Bancorp, Inc..............................  1,100     43,120
*   Green Dot Corp. Class A..................................  6,227    150,693
#   Greenhill & Co., Inc.....................................  2,931     58,122
*   Greenlight Capital Re, Ltd. Class A......................  2,682     55,330
    Guaranty Bancorp.........................................    319      5,382
*   Hallmark Financial Services, Inc.........................  1,034     10,971
    Hancock Holding Co.......................................  8,126    235,573
    Hanmi Financial Corp.....................................  4,412    108,182
    Hanover Insurance Group, Inc. (The)......................  5,156    424,545
    Hartford Financial Services Group, Inc. (The)............ 49,236  1,962,055
#   HCI Group, Inc...........................................  1,104     33,297
    Heartland Financial USA, Inc.............................  2,144     78,728

                                     1460

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Financials -- (Continued)
    Heritage Commerce Corp.................................   2,541 $    26,630
    Heritage Financial Corp................................   2,274      39,704
    HFF, Inc. Class A......................................   4,757     134,195
*   Hilltop Holdings, Inc..................................  10,020     218,236
    Home BancShares, Inc...................................  14,950     312,007
*   HomeStreet, Inc........................................     784      17,483
*   HomeTrust Bancshares, Inc..............................   1,062      19,520
    Hope Bancorp, Inc......................................  10,613     163,122
    HopFed Bancorp, Inc....................................     208       2,369
    Horace Mann Educators Corp.............................   3,472     118,673
#*  Howard Hughes Corp. (The)..............................   4,311     514,992
    Huntington Bancshares, Inc.............................  90,200     856,900
    Iberiabank Corp........................................   4,544     283,864
    Independence Holding Co................................   2,640      45,962
    Independent Bank Corp..................................   2,607     130,897
    Independent Bank Group, Inc............................   1,100      46,486
    Infinity Property & Casualty Corp......................     800      65,632
#   Interactive Brokers Group, Inc. Class A................   7,303     254,437
    Intercontinental Exchange, Inc.........................  14,689   3,880,834
    International Bancshares Corp..........................   6,326     173,459
*   INTL. FCStone, Inc.....................................   1,015      29,577
    Invesco, Ltd...........................................  48,960   1,428,653
    Investment Technology Group, Inc.......................   3,824      63,861
    Investors Bancorp, Inc.................................  40,700     462,352
#   Janus Capital Group, Inc...............................  17,800     268,780
    Jones Lang LaSalle, Inc................................   5,500     602,085
    JPMorgan Chase & Co.................................... 461,903  29,547,935
*   KCG Holdings, Inc. Class A.............................   4,011      60,686
    Kearny Financial Corp..................................   8,597     111,933
    Kemper Corp............................................   4,800     164,496
    Kennedy-Wilson Holdings, Inc...........................   9,928     208,984
    KeyCorp................................................  99,458   1,163,659
    Lakeland Bancorp, Inc..................................   3,852      45,877
    Lakeland Financial Corp................................   1,700      87,295
    LegacyTexas Financial Group, Inc.......................   5,327     151,926
    Legg Mason, Inc........................................  13,474     460,002
#*  LendingTree, Inc.......................................     721      72,807
#   Leucadia National Corp.................................  36,995     675,529
    Lincoln National Corp..................................  28,868   1,260,666
    Loews Corp.............................................  35,005   1,446,757
#   LPL Financial Holdings, Inc............................   9,983     269,042
    M&T Bank Corp..........................................  18,016   2,063,913
    Macatawa Bank Corp.....................................     886       6,867
    Maiden Holdings, Ltd...................................   8,450     118,047
    MainSource Financial Group, Inc........................   1,600      35,632
*   Marcus & Millichap, Inc................................   1,064      28,505
*   Markel Corp............................................   1,731   1,642,286
#   MarketAxess Holdings, Inc..............................   4,555     736,361
    Marlin Business Services Corp..........................   1,200      22,032
    Marsh & McLennan Cos., Inc.............................  64,189   4,220,427
    MB Financial, Inc......................................   7,788     298,981
*   MBIA, Inc..............................................  14,600     123,224
    Mercantile Bank Corp...................................     285       7,176

                                     1461

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- ----------
Financials -- (Continued)
    Merchants Bancshares, Inc............................     694 $   22,055
#   Mercury General Corp.................................   3,136    173,640
    Meridian Bancorp, Inc................................   4,269     62,754
    MetLife, Inc......................................... 112,400  4,803,976
*   MGIC Investment Corp.................................  15,500    111,445
#   MidSouth Bancorp, Inc................................     900      9,459
#   Moelis & Co. Class A.................................   2,445     60,856
#   Moody's Corp.........................................  21,979  2,329,994
    Morgan Stanley....................................... 174,526  5,014,132
    Morningstar, Inc.....................................   2,287    193,434
    MSCI, Inc............................................  11,194    963,132
    Nasdaq, Inc..........................................  13,831    978,682
    National Bank Holdings Corp. Class A.................   2,416     48,392
    National General Holdings Corp.......................   4,003     82,582
    National Interstate Corp.............................     588     19,069
    Navient Corp.........................................  47,447    673,747
    Navigators Group, Inc. (The).........................   1,805    169,074
    NBT Bancorp, Inc.....................................   3,984    118,803
    Nelnet, Inc. Class A.................................   3,140    126,887
    New York Community Bancorp, Inc......................  57,972    837,695
*   NewStar Financial, Inc...............................   3,834     39,183
    Northern Trust Corp..................................  26,317  1,778,766
    Northfield Bancorp, Inc..............................   5,064     75,606
    Northrim BanCorp, Inc................................     600     17,040
    NorthStar Asset Management Group, Inc................  21,618    256,389
#   Northwest Bancshares, Inc............................  10,509    156,689
    OceanFirst Financial Corp............................   1,629     30,723
#*  Ocwen Financial Corp.................................  12,045     24,090
    OFG Bancorp..........................................   3,500     37,135
    Old National Bancorp.................................   9,703    127,691
    Old Republic International Corp......................  29,682    575,237
    OM Asset Management P.L.C............................   1,280     17,920
    OneBeacon Insurance Group, Ltd. Class A..............   3,161     44,286
#*  OneMain Holdings, Inc................................   7,140    205,918
    Oppenheimer Holdings, Inc. Class A...................     765     12,041
    Opus Bank............................................   2,493     80,474
    Oritani Financial Corp...............................   6,231    101,067
    Pacific Continental Corp.............................   1,300     18,824
*   Pacific Mercantile Bancorp...........................   1,425      9,733
*   Pacific Premier Bancorp, Inc.........................   1,357     32,772
#   PacWest Bancorp......................................  13,037    539,080
    Park National Corp...................................   1,100     98,472
    Park Sterling Corp...................................   1,320     10,190
*   Patriot National Bancorp, Inc........................      20        265
    Peapack Gladstone Financial Corp.....................   1,562     31,349
*   PennyMac Financial Services, Inc. Class A............     230      2,900
#   People's United Financial, Inc.......................  35,258    534,511
    Peoples Bancorp, Inc.................................   1,197     26,873
*   PHH Corp.............................................   5,033     73,532
*   PICO Holdings, Inc...................................   1,800     18,144
    Pinnacle Financial Partners, Inc.....................   5,063    268,896
*   Piper Jaffray Cos....................................   1,704     70,443
    PNC Financial Services Group, Inc. (The).............  62,226  5,142,979

                                     1462

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
Financials -- (Continued)
    Popular, Inc.........................................  11,367 $  382,954
#*  PRA Group, Inc.......................................   5,700    158,802
    Preferred Bank.......................................     453     14,800
#   Primerica, Inc.......................................   6,182    318,435
    Principal Financial Group, Inc.......................  33,640  1,568,633
    PrivateBancorp, Inc..................................   9,671    427,458
    ProAssurance Corp....................................   6,800    351,288
    Progressive Corp. (The)..............................  72,299  2,350,441
    Prosperity Bancshares, Inc...........................   7,608    388,693
    Provident Financial Services, Inc....................   5,262    106,029
    Prudential Financial, Inc............................  55,175  4,154,126
    Pzena Investment Management, Inc. Class A............     566      4,449
    Radian Group, Inc....................................   9,498    122,524
    Raymond James Financial, Inc.........................  14,829    814,112
#   RE/MAX Holdings, Inc. Class A........................   1,076     46,612
*   Realogy Holdings Corp................................  17,722    549,205
*   Regional Management Corp.............................     133      2,500
    Regions Financial Corp............................... 152,281  1,396,417
    Reinsurance Group of America, Inc....................   7,890    783,083
    RenaissanceRe Holdings, Ltd..........................   5,405    635,196
    Renasant Corp........................................   3,917    126,206
    Republic Bancorp, Inc. Class A.......................     805     23,997
*   Republic First Bancorp, Inc..........................     500      2,195
    Resource America, Inc. Class A.......................   2,228     21,701
    Riverview Bancorp, Inc...............................   1,205      5,651
    RLI Corp.............................................   4,500    306,765
    S&P Global, Inc......................................  32,864  4,015,981
    S&T Bancorp, Inc.....................................   2,523     64,311
#*  Safeguard Scientifics, Inc...........................   1,767     22,830
    Safety Insurance Group, Inc..........................   1,800    114,660
    Sandy Spring Bancorp, Inc............................   1,969     58,755
#*  Santander Consumer USA Holdings, Inc.................  11,747    129,100
*   Seacoast Banking Corp. of Florida....................   1,185     18,924
    SEI Investments Co...................................  17,903    805,635
#   Selective Insurance Group, Inc.......................   5,977    234,059
#   ServisFirst Bancshares, Inc..........................   2,409    121,968
    SI Financial Group, Inc..............................   1,347     18,009
    Sierra Bancorp.......................................     240      4,291
*   Signature Bank.......................................   6,348    763,284
    Simmons First National Corp. Class A.................   2,871    131,922
#*  SLM Corp.............................................  53,247    382,846
    South State Corp.....................................   2,610    190,295
    Southside Bancshares, Inc............................   3,214     98,316
    Southwest Bancorp, Inc...............................   1,600     31,072
#*  St. Joe Co. (The)....................................   4,493     82,806
    State Auto Financial Corp............................   1,800     40,644
    State Bank Financial Corp............................     555     12,143
    State Street Corp....................................  49,806  3,276,239
    Sterling Bancorp.....................................  12,280    207,409
    Stewart Information Services Corp....................   1,894     81,082
*   Stifel Financial Corp................................   7,249    256,252
    Stock Yards Bancorp, Inc.............................   2,599     76,774
    Suffolk Bancorp......................................   1,838     60,489

                                     1463

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Financials -- (Continued)
*   Sun Bancorp, Inc.....................................     427 $     9,112
    SunTrust Banks, Inc..................................  62,750   2,653,698
#*  SVB Financial Group..................................   6,092     611,759
*   Synchrony Financial.................................. 102,101   2,846,576
    Synovus Financial Corp...............................  16,107     490,297
    T Rowe Price Group, Inc..............................  30,164   2,132,293
    Talmer Bancorp, Inc. Class A.........................   4,771     100,286
    TCF Financial Corp...................................  18,696     254,079
#   TD Ameritrade Holding Corp...........................  32,812     996,172
*   Tejon Ranch Co.......................................   1,649      43,319
    Territorial Bancorp, Inc.............................     840      22,596
*   Texas Capital Bancshares, Inc........................   4,803     233,138
    TFS Financial Corp...................................   9,945     180,999
#   Tompkins Financial Corp..............................   1,015      73,831
    Torchmark Corp.......................................  14,850     918,770
    Towne Bank...........................................   2,502      57,421
    Travelers Cos., Inc. (The)...........................  36,137   4,199,842
    Trico Bancshares.....................................   1,628      42,361
    TrustCo Bank Corp. NY................................   7,300      48,399
    Trustmark Corp.......................................   7,311     190,817
    U.S. Bancorp......................................... 215,402   9,083,502
#   UMB Financial Corp...................................   4,421     244,968
    Umpqua Holdings Corp.................................  24,579     374,338
    Union Bankshares Corp................................   4,955     132,992
#   United Bankshares, Inc...............................   7,583     290,429
    United Community Banks, Inc..........................   5,559     106,955
    United Community Financial Corp......................     596       3,957
    United Financial Bancorp, Inc........................   5,504      72,378
    United Fire Group, Inc...............................   2,765     116,130
*   United Security Bancshares...........................   1,821      10,962
#   Universal Insurance Holdings, Inc....................   3,536      76,873
    Univest Corp. of Pennsylvania........................   2,249      47,431
    Unum Group...........................................  29,554     987,399
    Validus Holdings, Ltd................................   9,771     482,981
    Valley National Bancorp..............................  24,493     222,152
    Value Line, Inc......................................     300       5,421
#   Virtus Investment Partners, Inc......................     750      63,218
    Voya Financial, Inc..................................  24,481     627,448
    Waddell & Reed Financial, Inc. Class A...............   9,308     169,964
*   Walker & Dunlop, Inc.................................   2,388      56,524
    Washington Federal, Inc..............................  11,396     284,900
    Washington Trust Bancorp, Inc........................   1,700      64,532
    Waterstone Financial, Inc............................   1,767      27,707
#   Webster Financial Corp...............................  10,115     363,735
    Wells Fargo & Co..................................... 607,461  29,139,904
    WesBanco, Inc........................................   4,109     127,050
    West Bancorporation, Inc.............................   2,033      38,627
#   Westamerica Bancorporation...........................   3,200     150,528
*   Western Alliance Bancorp.............................  11,266     383,382
    Westfield Financial, Inc.............................   4,099      32,259
    Westwood Holdings Group, Inc.........................     700      37,534
    White Mountains Insurance Group, Ltd.................     700     574,924
    Willis Towers Watson P.L.C...........................  16,390   2,026,132

                                     1464

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE+
                                                          ------- ------------
Financials -- (Continued)
    Wilshire Bancorp, Inc................................  10,861 $    116,647
    Wintrust Financial Corp..............................   5,808      306,662
#   WisdomTree Investments, Inc..........................  14,488      144,011
#*  World Acceptance Corp................................     100        4,346
#   WR Berkley Corp......................................  12,332      717,599
    WSFS Financial Corp..................................   4,531      159,446
    XL Group, Ltd........................................  34,713    1,201,417
    Yadkin Financial Corp................................   4,264      107,410
    Zions Bancorporation.................................  25,393      707,957
                                                                  ------------
Total Financials.........................................          359,758,398
                                                                  ------------
Health Care -- (13.8%)
#   Abaxis, Inc..........................................   2,807      138,834
    Abbott Laboratories.................................. 183,126    8,194,888
    AbbVie, Inc.......................................... 197,097   13,053,734
*   ABIOMED, Inc.........................................   5,089      600,349
#*  Acadia Healthcare Co., Inc...........................   8,794      496,861
#*  ACADIA Pharmaceuticals, Inc..........................  12,567      465,482
*   Accuray, Inc.........................................     125          685
    Aceto Corp...........................................   4,554      117,083
#*  Achillion Pharmaceuticals, Inc.......................   1,800       14,904
*   Acorda Therapeutics, Inc.............................   4,300      108,704
*   Addus HomeCare Corp..................................     340        6,412
    Aetna, Inc...........................................  43,489    5,010,368
    Agilent Technologies, Inc............................  40,366    1,942,008
#*  Air Methods Corp.....................................   3,900      129,831
#*  Akorn, Inc...........................................  10,057      344,251
#*  Albany Molecular Research, Inc.......................   3,400       49,096
*   Alere, Inc...........................................   9,719      364,462
*   Alexion Pharmaceuticals, Inc.........................  27,466    3,532,128
#*  Align Technology, Inc................................   8,711      776,586
*   Alkermes P.L.C.......................................  18,800      938,120
*   Allergan P.L.C.......................................  48,324   12,223,556
*   Alliance HealthCare Services, Inc....................   1,000        5,960
#*  Allscripts Healthcare Solutions, Inc.................  22,760      321,371
*   Almost Family, Inc...................................     812       32,309
#*  Alnylam Pharmaceuticals, Inc.........................   8,827      600,942
*   AMAG Pharmaceuticals, Inc............................   2,000       53,060
#*  Amedisys, Inc........................................   3,037      162,631
    AmerisourceBergen Corp...............................  25,180    2,145,084
    Amgen, Inc...........................................  91,763   15,785,989
*   AMN Healthcare Services, Inc.........................   6,328      267,674
*   Amsurg Corp..........................................   6,800      510,068
    Analogic Corp........................................   1,300      109,226
*   AngioDynamics, Inc...................................   1,572       26,079
*   Anika Therapeutics, Inc..............................   1,888       94,249
    Anthem, Inc..........................................  32,927    4,324,632
#*  Aralez Pharmaceuticals, Inc..........................   3,692       12,922
#*  ArQule, Inc..........................................   2,900        4,814
#*  athenahealth, Inc....................................   4,898      625,915
    Atrion Corp..........................................     200       95,360
*   Aviragen Therapeutics, Inc...........................     488          669
    Baxter International, Inc............................  68,006    3,265,648

                                     1465

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CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Health Care -- (Continued)
    Becton Dickinson and Co..............................  26,298 $ 4,628,448
*   Bio-Rad Laboratories, Inc. Class A...................   2,623     380,571
    Bio-Techne Corp......................................   4,471     502,630
*   Biogen, Inc..........................................  26,607   7,714,168
*   BioMarin Pharmaceutical, Inc.........................  19,829   1,971,399
#*  BioScrip, Inc........................................   6,872      17,592
*   BioSpecifics Technologies Corp.......................     324      13,122
*   BioTelemetry, Inc....................................   3,663      69,670
#*  Bluebird Bio, Inc....................................   4,000     228,720
*   Boston Scientific Corp............................... 170,548   4,140,905
    Bristol-Myers Squibb Co.............................. 207,633  15,533,025
#*  Brookdale Senior Living, Inc.........................  18,906     349,194
    Bruker Corp..........................................  14,667     365,502
#*  Cambrex Corp.........................................   3,827     200,573
    Cantel Medical Corp..................................   4,130     276,504
*   Capital Senior Living Corp...........................   3,849      74,979
    Cardinal Health, Inc.................................  40,513   3,386,887
*   Catalent, Inc........................................  14,305     365,350
#   Catalyst Biosciences, Inc............................     263         392
*   Celgene Corp.........................................  95,793  10,747,017
*   Centene Corp.........................................  20,944   1,477,599
#*  Cerner Corp..........................................  35,889   2,239,115
*   Charles River Laboratories International, Inc........   6,100     536,373
#   Chemed Corp..........................................   2,300     338,422
    Cigna Corp...........................................  29,209   3,766,793
*   Community Health Systems, Inc........................  13,689     174,809
#   Computer Programs & Systems, Inc.....................   1,145      45,388
*   Concert Pharmaceuticals, Inc.........................   2,800      32,172
#   CONMED Corp..........................................   3,600     146,304
#   Cooper Cos., Inc. (The)..............................   5,856   1,068,544
*   CorVel Corp..........................................   1,800      81,360
    CR Bard, Inc.........................................   8,774   1,963,007
*   Cross Country Healthcare, Inc........................   5,300      77,486
    CryoLife, Inc........................................   3,061      44,599
#*  Cumberland Pharmaceuticals, Inc......................   2,792      13,178
*   Cutera, Inc..........................................   1,850      19,962
*   Cynosure, Inc. Class A...............................   3,165     173,948
    Danaher Corp.........................................  76,699   6,246,367
*   DaVita HealthCare Partners, Inc......................  20,640   1,600,426
#   DENTSPLY SIRONA, Inc.................................  28,253   1,809,322
#*  Depomed, Inc.........................................   8,100     153,657
#*  DexCom, Inc..........................................  10,286     948,678
*   Diplomat Pharmacy, Inc...............................   1,932      69,417
*   Edwards Lifesciences Corp............................  26,229   3,003,745
    Eli Lilly & Co....................................... 123,645  10,248,934
#*  Emergent BioSolutions, Inc...........................   4,598     153,527
*   Endo International P.L.C.............................  23,869     414,366
    Ensign Group, Inc. (The).............................   6,268     134,762
#*  Envision Healthcare Holdings, Inc....................  21,334     524,603
*   Enzo Biochem, Inc....................................   3,718      25,914
*   Exactech, Inc........................................   1,400      37,842
*   Express Scripts Holding Co...........................  78,195   5,948,294
#*  Five Prime Therapeutics, Inc.........................   3,725     188,820

                                     1466

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CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Health Care -- (Continued)
*           Five Star Quality Care, Inc....................   4,366 $    10,347
#*          Genesis Healthcare, Inc........................   2,400       4,944
            Gilead Sciences, Inc........................... 163,687  13,008,206
#*          Globus Medical, Inc. Class A...................   8,757     200,973
*           Haemonetics Corp...............................   5,600     169,792
*           Halyard Health, Inc............................   5,003     173,054
*           Hanger, Inc....................................   3,139      33,744
#*          Harvard Bioscience, Inc........................   4,139      11,796
*           HCA Holdings, Inc..............................  38,901   3,000,434
*           HealthEquity, Inc..............................     570      16,826
            HealthSouth Corp...............................  10,319     444,233
*           HealthStream, Inc..............................   2,809      68,062
*           Healthways, Inc................................   3,100      52,204
#*          Henry Schein, Inc..............................   9,946   1,800,027
            Hill-Rom Holdings, Inc.........................   8,528     455,651
*           HMS Holdings Corp..............................  10,350     205,758
*           Hologic, Inc...................................  29,851   1,148,965
#*          Horizon Pharma P.L.C...........................  15,973     308,119
            Humana, Inc....................................  17,105   2,951,468
*           ICU Medical, Inc...............................   1,850     216,006
#*          IDEXX Laboratories, Inc........................  11,600   1,087,964
#*          Illumina, Inc..................................  17,272   2,873,197
*           Impax Laboratories, Inc........................   7,940     249,475
#*          IMS Health Holdings, Inc.......................  20,673     620,603
*           INC Research Holdings, Inc. Class A............   5,381     239,508
#*          Incyte Corp....................................  20,359   1,836,585
#*          Inogen, Inc....................................   2,436     130,911
#*          Insys Therapeutics, Inc........................   2,202      34,461
*           Integer Holdings Corp..........................   2,750      61,078
*           Integra LifeSciences Holdings Corp.............   3,500     294,945
#*          Intercept Pharmaceuticals, Inc.................   1,800     311,454
*           Intuitive Surgical, Inc........................   4,716   3,281,204
*           Jazz Pharmaceuticals P.L.C.....................   7,746   1,169,414
            Johnson & Johnson.............................. 336,995  42,201,884
#           Kindred Healthcare, Inc........................   6,692      82,044
*           Laboratory Corp. of America Holdings...........  12,184   1,700,399
#           Landauer, Inc..................................     917      38,257
#*          Lannett Co., Inc...............................   2,787      87,010
            LeMaitre Vascular, Inc.........................   2,283      39,268
*           LHC Group, Inc.................................   1,463      66,215
*           LifePoint Health, Inc..........................   5,824     344,664
#*          Ligand Pharmaceuticals, Inc....................   1,893     255,328
*           LivaNova P.L.C.................................   2,900     150,945
*           Luminex Corp...................................   3,762      80,620
*           Magellan Health, Inc...........................   2,600     178,022
*           Mallinckrodt P.L.C.............................  13,895     935,689
*           Masimo Corp....................................   5,982     316,867
            McKesson Corp..................................  27,723   5,393,787
(degrees)*  Medcath Corp...................................   1,565          --
#*          Medicines Co. (The)............................   7,340     287,067
#*          MediciNova, Inc................................     500       3,100
*           Medivation, Inc................................  20,174   1,290,934
#*          MEDNAX, Inc....................................  11,228     773,721

                                     1467

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CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Health Care -- (Continued)
    Medtronic P.L.C...................................... 174,527 $15,293,801
    Merck & Co., Inc..................................... 342,743  20,105,304
#   Meridian Bioscience, Inc.............................   4,363      84,468
*   Merit Medical Systems, Inc...........................   4,472     104,824
*   Mettler-Toledo International, Inc....................   3,400   1,398,114
#*  Molina Healthcare, Inc...............................   4,711     267,632
#*  Momenta Pharmaceuticals, Inc.........................   4,800      54,048
*   Mylan NV.............................................  50,501   2,362,942
#*  Myriad Genetics, Inc.................................   9,000     278,820
    National HealthCare Corp.............................   1,000      64,600
    National Research Corp. Class A......................     600       9,012
    National Research Corp. Class B......................     100       3,304
*   Natus Medical, Inc...................................   4,206     165,422
*   Neogen Corp..........................................   3,711     204,662
#*  Neurocrine Biosciences, Inc..........................  10,157     510,186
*   NuVasive, Inc........................................   6,017     374,257
*   Nuvectra Corp........................................     916       6,055
*   Omnicell, Inc........................................   4,051     156,693
#*  OPKO Health, Inc.....................................  37,042     368,568
*   OraSure Technologies, Inc............................   4,876      33,254
*   Orthofix International NV............................   2,122     100,583
#   Owens & Minor, Inc...................................   6,767     241,650
#*  Pain Therapeutics, Inc...............................   2,000       5,400
*   PAREXEL International Corp...........................   6,325     422,826
#   Patterson Cos., Inc..................................  10,936     539,801
    PDL BioPharma, Inc...................................  14,616      51,448
    PerkinElmer, Inc.....................................  13,500     768,420
    Perrigo Co. P.L.C....................................  14,542   1,328,993
    Pfizer, Inc.......................................... 758,397  27,977,265
*   PharMerica Corp......................................   2,600      69,056
#   Phibro Animal Health Corp. Class A...................   1,175      24,240
#*  Premier, Inc. Class A................................   4,900     160,230
*   Prestige Brands Holdings, Inc........................   6,011     321,588
#*  Progenics Pharmaceuticals, Inc.......................   3,300      19,305
*   ProPhase Labs, Inc...................................     350         543
*   Providence Service Corp. (The).......................   1,602      77,489
    Quality Systems, Inc.................................   4,000      49,120
    Quest Diagnostics, Inc...............................  16,526   1,427,185
#*  Quidel Corp..........................................   2,861      65,231
#*  Quintiles Transnational Holdings, Inc................  10,840     841,618
*   Quorum Health Corp...................................   3,422      37,266
*   RadNet, Inc..........................................   1,992      11,972
*   Regeneron Pharmaceuticals, Inc.......................   9,300   3,953,616
*   Repligen Corp........................................   3,600     102,960
#   ResMed, Inc..........................................  17,341   1,194,448
*   Retrophin, Inc.......................................   1,459      26,160
*   Rigel Pharmaceuticals, Inc...........................   5,853      13,403
*   RTI Surgical, Inc....................................   5,843      18,990
*   Sagent Pharmaceuticals, Inc..........................     432       9,370
*   SciClone Pharmaceuticals, Inc........................   2,710      28,618
*   SeaSpine Holdings Corp...............................     866       8,331
#*  Seattle Genetics, Inc................................  13,184     633,623
*   Select Medical Holdings Corp.........................   7,173      82,490

                                     1468

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CONTINUED


                                                          SHARES     VALUE+
                                                          ------- ------------
Health Care -- (Continued)
*   Spectrum Pharmaceuticals, Inc........................   6,160 $     42,319
    St Jude Medical, Inc.................................  34,416    2,857,905
#   STERIS P.L.C.........................................  10,766      763,848
    Stryker Corp.........................................  41,685    4,847,132
*   Sucampo Pharmaceuticals, Inc. Class A................   3,016       35,438
#*  Supernus Pharmaceuticals, Inc........................   3,645       80,992
*   Surgical Care Affiliates, Inc........................   3,214      167,160
*   Surmodics, Inc.......................................   1,400       38,402
#*  Taro Pharmaceutical Industries, Ltd..................   2,023      283,139
#*  Team Health Holdings, Inc............................   7,980      325,903
#   Teleflex, Inc........................................   5,273      950,775
*   Tenet Healthcare Corp................................  11,700      358,137
#*  TESARO, Inc..........................................   2,900      270,396
    Thermo Fisher Scientific, Inc........................  49,420    7,849,873
#*  Triple-S Management Corp. Class B....................   2,513       62,448
#*  United Therapeutics Corp.............................   5,524      668,459
    UnitedHealth Group, Inc.............................. 118,981   17,038,079
    Universal American Corp..............................   3,113       23,846
    Universal Health Services, Inc. Class B..............  11,283    1,461,487
    US Physical Therapy, Inc.............................     902       53,777
    Utah Medical Products, Inc...........................     276       17,959
#*  Varian Medical Systems, Inc..........................  11,557    1,094,910
*   Vascular Solutions, Inc..............................   1,700       77,979
*   VCA, Inc.............................................   9,932      708,549
#*  Veeva Systems, Inc. Class A..........................  12,010      456,260
*   Vertex Pharmaceuticals, Inc..........................  29,233    2,835,601
*   VWR Corp.............................................   9,450      295,974
*   Waters Corp..........................................   9,800    1,557,514
*   WellCare Health Plans, Inc...........................   5,500      587,400
    West Pharmaceutical Services, Inc....................   8,889      713,609
*   Wright Medical Group NV..............................  10,447      229,103
    Zimmer Biomet Holdings, Inc..........................  23,063    3,024,482
    Zoetis, Inc..........................................  57,382    2,896,070
                                                                  ------------
Total Health Care........................................          397,458,683
                                                                  ------------
Industrials -- (10.1%)
    3M Co................................................  72,798   12,984,251
    AAON, Inc............................................   6,918      183,189
    AAR Corp.............................................   3,583       86,565
    ABM Industries, Inc..................................   5,415      201,492
#   Acacia Research Corp.................................   4,362       23,598
*   ACCO Brands Corp.....................................  14,620      164,329
    Acme United Corp.....................................     400        8,664
#   Actuant Corp. Class A................................   7,200      171,000
#   Acuity Brands, Inc...................................   5,582    1,464,884
*   Advisory Board Co. (The).............................   4,814      201,033
*   AECOM................................................  18,022      639,601
*   Aegion Corp..........................................   6,240      128,045
*   Aerojet Rocketdyne Holdings, Inc.....................   7,762      146,391
*   Aerovironment, Inc...................................   2,727       77,310
    AGCO Corp............................................   8,213      395,538
#   Air Lease Corp.......................................  11,893      342,637
*   Air Transport Services Group, Inc....................   5,209       75,426

                                     1469

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CONTINUED

                                                          SHARES   VALUE+
                                                          ------ -----------
Industrials -- (Continued)
    Alamo Group, Inc.....................................    789 $    52,966
    Alaska Air Group, Inc................................ 15,664   1,052,934
    Albany International Corp. Class A...................  4,033     170,717
    Allegiant Travel Co..................................  1,647     213,731
    Allegion P.L.C....................................... 12,131     878,163
    Allison Transmission Holdings, Inc................... 19,770     569,771
    Altra Industrial Motion Corp.........................  4,206     119,450
    AMERCO...............................................  1,054     416,868
*   Ameresco, Inc. Class A...............................  1,700       8,415
#   American Airlines Group, Inc......................... 69,200   2,456,600
    American Railcar Industries, Inc.....................  1,606      67,468
    American Science & Engineering, Inc..................  1,029      37,980
*   American Woodmark Corp...............................  1,645     122,108
    AMETEK, Inc.......................................... 28,023   1,317,922
    AO Smith Corp........................................  9,832     913,295
    Apogee Enterprises, Inc..............................  3,751     175,359
    Applied Industrial Technologies, Inc.................  4,082     191,650
*   ARC Document Solutions, Inc..........................  3,000      11,820
    ArcBest Corp.........................................  3,000      56,130
    Argan, Inc...........................................  1,347      62,137
*   Armstrong Flooring, Inc..............................  2,667      53,153
*   Armstrong World Industries, Inc......................  5,335     226,577
    Astec Industries, Inc................................  2,360     142,261
*   Astronics Corp.......................................  2,458      94,068
#*  Astronics Corp. Class B..............................    952      36,357
*   Atlas Air Worldwide Holdings, Inc....................  2,609     112,787
*   Avis Budget Group, Inc............................... 11,377     417,877
    AZZ, Inc.............................................  3,800     235,904
#   B/E Aerospace, Inc................................... 12,803     612,432
*   Babcock & Wilcox Enterprises, Inc....................  5,834      89,610
    Barnes Group, Inc....................................  5,300     201,029
#   Barrett Business Services, Inc.......................    825      35,459
*   Beacon Roofing Supply, Inc...........................  6,843     321,758
#*  BMC Stock Holdings, Inc..............................  4,948     100,692
#   Boeing Co. (The)..................................... 75,185  10,049,227
    Brady Corp. Class A..................................  6,680     214,695
#   Briggs & Stratton Corp...............................  4,639     105,444
    Brink's Co. (The)....................................  6,859     225,112
#*  Builders FirstSource, Inc............................  7,919     102,076
    BWX Technologies, Inc................................ 12,816     471,757
*   CAI International, Inc...............................  1,400      12,012
    Carlisle Cos., Inc...................................  7,798     805,455
*   Casella Waste Systems, Inc. Class A..................  3,338      31,244
#   Caterpillar, Inc..................................... 73,004   6,041,811
*   CBIZ, Inc............................................  5,600      60,536
    CDI Corp.............................................  1,100       6,952
    CEB, Inc.............................................  4,388     263,456
    CECO Environmental Corp..............................  1,246      11,526
    Celadon Group, Inc...................................  3,823      31,578
#   CH Robinson Worldwide, Inc........................... 17,200   1,197,464
*   Chart Industries, Inc................................  3,701     111,104
    Chicago Bridge & Iron Co. NV......................... 12,665     428,204
#   Cintas Corp.......................................... 10,900   1,169,243

                                     1470

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CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
Industrials -- (Continued)
    CIRCOR International, Inc............................   1,580 $   89,965
*   Civeo Corp...........................................  11,400     15,618
#   CLARCOR, Inc.........................................   6,100    379,786
#*  Clean Harbors, Inc...................................   7,136    366,933
*   Colfax Corp..........................................  10,987    322,578
    Columbus McKinnon Corp...............................   2,000     33,180
    Comfort Systems USA, Inc.............................   4,929    149,743
#*  Command Security Corp................................   1,531      4,409
*   Commercial Vehicle Group, Inc........................   2,700     11,178
*   Continental Building Products, Inc...................   5,343    125,293
    Copa Holdings SA Class A.............................   3,120    209,040
#*  Copart, Inc..........................................  14,003    706,311
#   Covanta Holding Corp.................................  14,735    236,055
*   Covenant Transportation Group, Inc. Class A..........     779     17,551
*   CPI Aerostructures, Inc..............................     541      3,571
*   CRA International, Inc...............................   1,100     30,382
    Crane Co.............................................   5,850    364,455
    CSX Corp............................................. 119,553  3,386,937
    Cubic Corp...........................................   1,780     72,695
    Cummins, Inc.........................................  20,032  2,459,329
    Curtiss-Wright Corp..................................   5,700    507,243
    Deere & Co...........................................  35,100  2,727,621
    Delta Air Lines, Inc.................................  94,639  3,667,261
#   Deluxe Corp..........................................   5,900    398,781
*   DigitalGlobe, Inc....................................   7,382    199,019
#   Donaldson Co., Inc...................................  16,100    581,693
    Douglas Dynamics, Inc................................   3,141     84,179
    Dover Corp...........................................  19,380  1,384,313
*   Ducommun, Inc........................................   1,100     21,274
    Dun & Bradstreet Corp. (The).........................   4,600    594,550
#*  DXP Enterprises, Inc.................................     999     16,623
#*  Dycom Industries, Inc................................   3,988    375,071
    Eastern Co. (The)....................................     600     10,578
    Eaton Corp. P.L.C....................................  57,036  3,616,653
*   Echo Global Logistics, Inc...........................   2,925     72,423
    EMCOR Group, Inc.....................................   8,359    465,596
    Emerson Electric Co..................................  79,816  4,461,714
    Encore Wire Corp.....................................   3,200    120,096
*   Energy Recovery, Inc.................................   2,000     21,400
    EnerSys..............................................   5,200    324,220
*   Engility Holdings, Inc...............................   1,259     36,561
    Ennis, Inc...........................................   2,716     47,041
    EnPro Industries, Inc................................   3,100    141,825
    Equifax, Inc.........................................  13,883  1,838,942
    ESCO Technologies, Inc...............................   2,716    115,023
    Essendant, Inc.......................................   4,517     90,521
*   Esterline Technologies Corp..........................   3,200    194,656
#   Expeditors International of Washington, Inc..........  22,436  1,109,012
    Exponent, Inc........................................   3,054    155,174
#   Fastenal Co..........................................  33,807  1,445,249
    Federal Signal Corp..................................   6,721     88,381
    FedEx Corp...........................................  31,841  5,155,058
#   Flowserve Corp.......................................  15,600    746,460

                                     1471

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Industrials -- (Continued)
    Fluor Corp...........................................    16,621 $   889,556
*   Fortive Corp.........................................    37,449   1,805,416
#   Fortune Brands Home & Security, Inc..................    19,072   1,206,685
    Forward Air Corp.....................................     4,083     188,961
*   Franklin Covey Co....................................     1,500      24,630
    Franklin Electric Co., Inc...........................     5,400     209,088
    FreightCar America, Inc..............................     1,200      17,880
*   FTI Consulting, Inc..................................     5,774     247,358
*   Fuel Tech, Inc.......................................     1,700       2,703
    G&K Services, Inc. Class A...........................     2,500     200,525
#   GATX Corp............................................     4,700     210,231
*   Gencor Industries, Inc...............................       400       7,040
#*  Generac Holdings, Inc................................     7,928     299,599
#   General Cable Corp...................................     5,029      74,077
    General Dynamics Corp................................    32,035   4,705,621
    General Electric Co.................................. 1,136,991  35,405,900
#*  Genesee & Wyoming, Inc. Class A......................     6,826     441,984
*   Gibraltar Industries, Inc............................     3,140     110,779
    Global Brass & Copper Holdings, Inc..................     2,967      84,025
*   Global Power Equipment Group, Inc....................     1,290       5,018
*   Goldfield Corp. (The)................................     1,983       6,028
#   Gorman-Rupp Co. (The)................................     2,441      66,127
*   GP Strategies Corp...................................     1,842      38,608
#   Graco, Inc...........................................     6,625     490,316
    Graham Corp..........................................     1,500      27,030
    Granite Construction, Inc............................     4,185     208,329
*   Great Lakes Dredge & Dock Corp.......................     6,665      29,593
#   Greenbrier Cos., Inc. (The)..........................     2,169      71,208
#   Griffon Corp.........................................     5,003      85,751
    H&E Equipment Services, Inc..........................     3,255      60,608
    Hardinge, Inc........................................       700       7,070
    Harsco Corp..........................................     8,088      79,182
*   Hawaiian Holdings, Inc...............................     5,638     256,698
#*  HC2 Holdings, Inc....................................       900       4,140
*   HD Supply Holdings, Inc..............................    25,171     910,939
#   Healthcare Services Group, Inc.......................     7,963     309,044
    Heartland Express, Inc...............................     5,162      95,600
#   HEICO Corp...........................................     2,900     201,579
    HEICO Corp. Class A..................................     5,651     325,893
    Heidrick & Struggles International, Inc..............     1,861      36,215
*   Herc Holdings, Inc...................................     2,431      85,936
    Herman Miller, Inc...................................     6,453     211,465
*   Hertz Global Holdings, Inc...........................     7,295     355,121
#   Hexcel Corp..........................................    10,870     469,258
*   Hill International, Inc..............................     4,200      17,514
    Hillenbrand, Inc.....................................     8,097     261,938
    HNI Corp.............................................     5,673     295,734
    Honeywell International, Inc.........................    85,906   9,993,445
    Houston Wire & Cable Co..............................     2,370      13,746
*   Hub Group, Inc. Class A..............................     4,335     177,475
    Hubbell, Inc.........................................     6,730     725,696
    Hudson Global, Inc...................................     3,600       7,308
    Huntington Ingalls Industries, Inc...................     5,791     999,411

                                     1472

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CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
Industrials -- (Continued)
    Hurco Cos., Inc......................................    883 $   23,514
*   Huron Consulting Group, Inc..........................  2,384    146,545
    Hyster-Yale Materials Handling, Inc..................  1,066     68,000
*   ICF International, Inc...............................  1,750     72,415
    IDEX Corp............................................  9,441    847,707
*   IES Holdings, Inc....................................    858     13,342
#*  IHS Markit, Ltd...................................... 28,324    983,976
    Illinois Tool Works, Inc............................. 40,302  4,650,851
    Ingersoll-Rand P.L.C................................. 31,895  2,113,363
*   InnerWorkings, Inc...................................  5,543     47,171
*   Innovative Solutions & Support, Inc..................  1,906      5,394
    Insperity, Inc.......................................  2,127    166,948
    Insteel Industries, Inc..............................  2,000     69,580
    Interface, Inc.......................................  7,269    129,824
#*  Intersections, Inc...................................  1,231      2,142
    ITT, Inc............................................. 10,889    345,290
*   Jacobs Engineering Group, Inc........................ 15,146    810,614
    JB Hunt Transport Services, Inc...................... 10,657    885,916
*   JetBlue Airways Corp................................. 40,500    742,365
    John Bean Technologies Corp..........................  3,298    220,702
#   Joy Global, Inc...................................... 10,525    290,806
    Kadant, Inc..........................................    900     49,446
    Kaman Corp...........................................  3,749    161,807
    Kansas City Southern................................. 12,659  1,216,657
    KAR Auction Services, Inc............................ 16,984    726,406
    KBR, Inc............................................. 15,190    212,964
    Kelly Services, Inc. Class A.........................  2,711     55,494
#   Kennametal, Inc......................................  8,731    217,053
*   Key Technology, Inc..................................    744      7,217
    Kforce, Inc..........................................  2,790     49,829
    Kimball International, Inc. Class B..................  2,500     28,475
*   Kirby Corp...........................................  6,685    364,266
#*  KLX, Inc.............................................  6,951    224,517
    Knight Transportation, Inc...........................  7,655    228,349
    Knoll, Inc...........................................  5,103    128,851
    Korn/Ferry International.............................  6,571    151,199
#*  Kratos Defense & Security Solutions, Inc.............  3,728     16,441
    L-3 Communications Holdings, Inc.....................  9,787  1,484,003
#   Landstar System, Inc.................................  4,810    339,057
*   Lawson Products, Inc.................................    649     10,644
#*  Layne Christensen Co.................................  1,700     13,600
    LB Foster Co. Class A................................    581      6,089
#   Lennox International, Inc............................  5,200    815,360
#   Lincoln Electric Holdings, Inc.......................  8,460    525,028
#   Lindsay Corp.........................................  1,349     94,646
    Lockheed Martin Corp................................. 33,954  8,581,194
    LSI Industries, Inc..................................  2,400     26,304
*   Lydall, Inc..........................................  2,505    111,923
    Macquarie Infrastructure Corp........................  9,022    691,536
    Manitowoc Co., Inc. (The)............................ 13,600     75,752
*   Manitowoc Foodservice, Inc........................... 13,600    249,424
    ManpowerGroup, Inc...................................  8,643    599,824
    Marten Transport, Ltd................................  3,358     72,701

                                     1473

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CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
Industrials -- (Continued)
    Masco Corp........................................... 41,226 $1,503,925
*   MasTec, Inc..........................................  6,300    154,035
    Matson, Inc..........................................  4,200    156,954
    Matthews International Corp. Class A.................  3,280    197,161
    McGrath RentCorp.....................................  2,486     79,229
*   Mercury Systems, Inc.................................  4,602    119,284
*   Meritor, Inc.........................................  9,997     83,775
*   MFRI, Inc............................................  1,091      8,324
*   Middleby Corp. (The).................................  7,043    847,836
    Miller Industries, Inc...............................  1,421     30,495
*   Mistras Group, Inc...................................  1,002     25,110
    Mobile Mini, Inc.....................................  3,845    125,001
*   Moog, Inc. Class A...................................  3,953    217,692
*   MRC Global, Inc......................................  9,109    120,512
    MSA Safety, Inc......................................  3,481    194,518
    MSC Industrial Direct Co., Inc. Class A..............  5,817    417,835
    Mueller Industries, Inc..............................  5,800    197,432
    Mueller Water Products, Inc. Class A................. 20,435    242,359
#   Multi-Color Corp.....................................  1,486     95,966
*   MYR Group, Inc.......................................  2,509     61,897
    National Presto Industries, Inc......................    737     65,991
*   Navigant Consulting, Inc.............................  4,323     85,206
*   NCI Building Systems, Inc............................  3,774     61,214
    Nielsen Holdings P.L.C............................... 44,411  2,391,976
*   NL Industries, Inc...................................  3,428     10,181
#   NN, Inc..............................................  1,461     24,647
#   Nordson Corp.........................................  6,470    571,236
    Norfolk Southern Corp................................ 36,940  3,316,473
*   Nortek, Inc..........................................    786     68,288
    Northrop Grumman Corp................................ 20,719  4,488,357
#*  NOW, Inc............................................. 11,296    206,830
#*  Old Dominion Freight Line, Inc.......................  7,700    536,382
    Omega Flex, Inc......................................    302     10,301
*   On Assignment, Inc...................................  4,685    173,111
    Orbital ATK, Inc.....................................  7,415    645,995
*   Orion Energy Systems, Inc............................    230        322
*   Orion Marine Group, Inc..............................  2,500     14,125
    Oshkosh Corp.........................................  9,200    506,828
    Owens Corning........................................ 13,944    737,777
#   PACCAR, Inc.......................................... 42,585  2,511,237
*   PAM Transportation Services, Inc.....................    235      4,707
    Park-Ohio Holdings Corp..............................  1,300     38,714
    Parker-Hannifin Corp................................. 16,190  1,848,736
*   Patrick Industries, Inc..............................    900     58,104
*   Pendrell Corp........................................ 12,128      8,247
    Pentair P.L.C........................................ 22,197  1,416,613
*   PGT, Inc.............................................  3,609     43,308
    Pitney Bowes, Inc.................................... 24,413    471,415
*   Ply Gem Holdings, Inc................................    728     11,182
    Powell Industries, Inc...............................    700     25,788
#   Primoris Services Corp...............................  3,064     55,305
#*  Proto Labs, Inc......................................  1,323     72,818
    Quad/Graphics, Inc...................................  2,303     58,404

                                     1474

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CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
Industrials -- (Continued)
    Quanex Building Products Corp........................  3,800 $   75,962
#*  Quanta Services, Inc................................. 17,167    439,475
    Raven Industries, Inc................................  5,746    119,287
    Raytheon Co.......................................... 36,915  5,150,750
*   RBC Bearings, Inc....................................  2,929    222,692
    RCM Technologies, Inc................................    395      2,275
    Regal Beloit Corp....................................  4,600    280,646
    Republic Services, Inc............................... 31,237  1,601,209
    Resources Connection, Inc............................  4,266     63,563
*   Rexnord Corp.........................................  9,945    211,729
*   Roadrunner Transportation Systems, Inc...............  1,537     11,635
    Robert Half International, Inc....................... 15,593    569,768
#   Rockwell Automation, Inc............................. 16,220  1,855,568
#   Rockwell Collins, Inc................................ 16,132  1,365,090
#   Rollins, Inc......................................... 12,600    355,068
#   Roper Technologies, Inc.............................. 12,444  2,119,960
*   RPX Corp.............................................  2,672     26,907
#   RR Donnelley & Sons Co............................... 25,252    452,516
*   Rush Enterprises, Inc. Class A.......................  2,675     61,472
    Ryder System, Inc....................................  6,088    401,199
*   Saia, Inc............................................  2,325     67,169
#*  Sensata Technologies Holding NV...................... 20,030    759,538
*   SIFCO Industries, Inc................................    100        851
    Simpson Manufacturing Co., Inc.......................  3,827    156,142
    SkyWest, Inc.........................................  4,969    142,958
    Snap-on, Inc.........................................  6,986  1,097,990
#*  SolarCity Corp.......................................  7,188    191,920
    Southwest Airlines Co................................ 81,139  3,002,954
*   SP Plus Corp.........................................  2,343     56,302
*   Sparton Corp.........................................    400      8,324
*   Spirit Aerosystems Holdings, Inc. Class A............ 17,100    741,798
#*  Spirit Airlines, Inc.................................  8,251    352,730
#   SPX Corp.............................................  3,900     59,046
*   SPX FLOW, Inc........................................  3,900    106,392
    Standex International Corp...........................  1,820    161,616
    Stanley Black & Decker, Inc.......................... 18,997  2,311,935
    Steelcase, Inc. Class A.............................. 13,910    201,695
#*  Stericycle, Inc...................................... 10,204    921,115
*   Sterling Construction Co., Inc.......................  1,440      8,381
    Sun Hydraulics Corp..................................  2,235     67,497
#*  Swift Transportation Co..............................  9,100    175,175
#*  TASER International, Inc.............................  5,800    167,968
#*  Team, Inc............................................  2,701     74,575
*   Teledyne Technologies, Inc...........................  3,700    388,500
    Tennant Co...........................................  1,603    102,720
    Terex Corp........................................... 11,602    280,072
    Tetra Tech, Inc......................................  6,326    208,315
    Textainer Group Holdings, Ltd........................  2,100     24,948
    Textron, Inc......................................... 32,323  1,260,597
*   Thermon Group Holdings, Inc..........................  2,619     52,851
#   Timken Co. (The).....................................  8,560    286,332
    Titan International, Inc.............................  4,800     31,728
#*  Titan Machinery, Inc.................................  1,496     16,770

                                     1475

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CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Industrials -- (Continued)
    Toro Co. (The).......................................   6,800 $   625,260
#*  TransDigm Group, Inc.................................   6,517   1,821,632
*   TRC Cos., Inc........................................   3,000      21,060
*   Trex Co., Inc........................................   3,359     162,912
*   TriMas Corp..........................................   3,678      65,726
*   TriNet Group, Inc....................................   3,568      77,390
#   Trinity Industries, Inc..............................  16,800     389,928
    Triton International, Ltd............................   3,192      53,594
#   Triumph Group, Inc...................................   5,222     160,994
*   TrueBlue, Inc........................................   4,300      96,019
#*  Tutor Perini Corp....................................   3,160      79,379
    Twin Disc, Inc.......................................     668       6,299
    Tyco International P.L.C.............................  49,979   2,277,543
*   Ultralife Corp.......................................   2,100       9,135
    UniFirst Corp........................................   1,540     179,995
    Union Pacific Corp................................... 104,347   9,709,488
*   United Continental Holdings, Inc.....................  42,737   2,003,938
    United Parcel Service, Inc. Class B..................  84,940   9,182,014
*   United Rentals, Inc..................................  10,912     869,359
    United Technologies Corp.............................  97,600  10,506,640
    Universal Forest Products, Inc.......................   1,800     194,616
    Universal Logistics Holdings, Inc....................     888      13,276
    US Ecology, Inc......................................   1,848      83,714
*   USA Truck, Inc.......................................   1,235      23,811
#*  USG Corp.............................................  10,369     291,991
#   Valmont Industries, Inc..............................   2,900     379,755
*   Vectrus, Inc.........................................   1,092      34,016
*   Verisk Analytics, Inc................................  19,810   1,689,397
*   Veritiv Corp.........................................     831      35,085
*   Versar, Inc..........................................   1,500       2,130
    Viad Corp............................................   1,850      64,417
*   Vicor Corp...........................................   1,200      12,720
*   Virco Manufacturing Corp.............................   1,718       7,748
    VSE Corp.............................................     800      50,848
#*  Wabash National Corp.................................   6,947     100,593
*   WABCO Holdings, Inc..................................   7,200     721,944
#   Wabtec Corp..........................................  11,456     784,736
*   Waste Connections, Inc...............................  15,240   1,135,075
    Waste Management, Inc................................  54,724   3,618,351
    Watsco, Inc..........................................   3,200     460,928
    Watts Water Technologies, Inc. Class A...............   2,870     177,510
    Werner Enterprises, Inc..............................   5,351     134,417
#*  Wesco Aircraft Holdings, Inc.........................   7,013      90,117
#*  WESCO International, Inc.............................   4,987     277,975
    West Corp............................................   4,202      92,906
*   Westport Fuel Systems, Inc...........................   3,445       4,754
#*  Willis Lease Finance Corp............................     400      10,800
    Woodward, Inc........................................   6,716     393,155
#   WW Grainger, Inc.....................................   6,800   1,488,180
*   XPO Logistics, Inc...................................  12,535     371,287
    Xylem, Inc...........................................  22,233   1,062,960

                                     1476

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CONTINUED


                                                          SHARES     VALUE+
                                                          ------- ------------
Industrials -- (Continued)
#*  YRC Worldwide, Inc...................................   3,260 $     38,696
                                                                  ------------
Total Industrials........................................          289,680,165
                                                                  ------------
Information Technology -- (19.0%)
#*  3D Systems Corp......................................  10,300      137,917
*   8x8, Inc.............................................   3,443       47,341
    Accenture P.L.C. Class A.............................  74,920    8,451,725
#*  ACI Worldwide, Inc...................................  14,954      296,239
    Activision Blizzard, Inc.............................  71,645    2,877,263
*   Actua Corp...........................................   3,900       38,922
#*  Acxiom Corp..........................................   8,528      195,718
*   ADDvantage Technologies Group, Inc...................     400          784
*   Adobe Systems, Inc...................................  61,056    5,974,940
    ADTRAN, Inc..........................................   5,562      101,228
*   Advanced Energy Industries, Inc......................   4,259      173,426
*   Advanced Micro Devices, Inc..........................  75,759      519,707
*   Agilysys, Inc........................................   2,000       22,840
*   Akamai Technologies, Inc.............................  20,469    1,034,299
*   Alliance Data Systems Corp...........................   7,487    1,734,139
*   Alpha & Omega Semiconductor, Ltd.....................     640        9,146
*   Alphabet, Inc. Class A...............................  35,966   28,461,334
*   Alphabet, Inc. Class C...............................  38,652   29,715,271
#*  Ambarella, Inc.......................................     309       17,916
    Amdocs, Ltd..........................................  17,972    1,048,846
    American Software, Inc. Class A......................   2,676       29,516
*   Amkor Technology, Inc................................  11,015       69,284
#   Amphenol Corp. Class A...............................  37,055    2,205,514
    Analog Devices, Inc..................................  38,185    2,437,349
*   Anixter International, Inc...........................   3,200      196,096
#*  ANSYS, Inc...........................................  11,392    1,017,989
    Apple, Inc........................................... 652,946   68,043,503
    Applied Materials, Inc............................... 140,692    3,698,793
#*  Arista Networks, Inc.................................   4,492      320,145
*   ARRIS International P.L.C............................  23,050      627,882
*   Arrow Electronics, Inc...............................  11,300      751,337
#*  Aspen Technology, Inc................................  11,112      465,482
#*  Autodesk, Inc........................................  25,509    1,516,510
    Automatic Data Processing, Inc.......................  55,035    4,895,363
*   AVG Technologies NV..................................   4,312      106,636
*   Aviat Networks, Inc..................................     506        3,856
*   Avid Technology, Inc.................................   3,971       25,851
    Avnet, Inc...........................................  16,772      689,329
    AVX Corp.............................................   6,815       93,093
*   Aware, Inc...........................................   2,752       13,182
*   Axcelis Technologies, Inc............................   2,125       22,738
    Badger Meter, Inc....................................   2,400      167,376
*   Bankrate, Inc........................................   3,008       23,974
*   Barracuda Networks, Inc..............................   2,826       62,398
*   Bazaarvoice, Inc.....................................  12,394       51,435
    Bel Fuse, Inc. Class B...............................   1,175       24,076
    Belden, Inc..........................................   5,549      406,242
*   Benchmark Electronics, Inc...........................   4,988      116,919
    Black Box Corp.......................................   2,047       27,942

                                     1477

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CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Information Technology -- (Continued)
    Blackbaud, Inc.......................................   6,100 $   407,785
*   Blackhawk Network Holdings, Inc......................   6,606     229,823
*   Blucora, Inc.........................................   5,747      58,677
    Booz Allen Hamilton Holding Corp.....................  16,185     499,793
*   Bottomline Technologies de, Inc......................   3,763      79,437
    Broadcom, Ltd........................................  49,236   7,975,247
    Broadridge Financial Solutions, Inc..................  14,590     987,451
    Brocade Communications Systems, Inc..................  57,223     532,174
    Brooks Automation, Inc...............................   1,861      23,318
    CA, Inc..............................................  37,007   1,282,293
    Cabot Microelectronics Corp..........................   2,700     142,074
*   CACI International, Inc. Class A.....................   2,835     270,261
*   Cadence Design Systems, Inc..........................  36,622     880,759
*   CalAmp Corp..........................................   5,287      75,075
*   Calix, Inc...........................................   3,886      30,000
*   Cardtronics P.L.C. Class A...........................   5,453     239,877
    Cass Information Systems, Inc........................   1,118      58,102
    CDK Global, Inc......................................  16,506     953,882
    CDW Corp.............................................  18,056     775,144
*   Ceva, Inc............................................   1,916      57,595
*   Ciber, Inc...........................................  16,532      23,145
#*  Ciena Corp...........................................  18,046     346,303
*   Cimpress NV..........................................   3,805     360,714
*   Cirrus Logic, Inc....................................   7,925     385,076
    Cisco Systems, Inc................................... 625,096  19,084,181
*   Citrix Systems, Inc..................................  19,517   1,739,550
#*  Clearfield, Inc......................................     574      11,486
    Cognex Corp..........................................  11,136     503,013
*   Cognizant Technology Solutions Corp. Class A.........  73,039   4,199,012
*   Coherent, Inc........................................   3,248     344,450
    Cohu, Inc............................................   1,500      15,840
#*  CommerceHub, Inc. Series A...........................   1,456      20,531
#*  CommerceHub, Inc. Series C...........................   2,912      40,771
*   CommScope Holding Co., Inc...........................  20,125     602,744
    Communications Systems, Inc..........................   1,155       8,478
    Computer Sciences Corp...............................  18,138     867,541
    Computer Task Group, Inc.............................   1,400       6,874
    Comtech Telecommunications Corp......................   1,794      23,448
    Convergys Corp.......................................  11,700     311,805
*   CoreLogic, Inc.......................................  11,749     473,250
    Corning, Inc......................................... 132,731   2,949,283
*   CoStar Group, Inc....................................   4,087     849,687
*   Covisint Corp........................................   2,786       6,101
*   Cray, Inc............................................   5,750     181,470
#*  Cree, Inc............................................  12,370     353,782
    CSG Systems International, Inc.......................   4,900     197,274
    CSRA, Inc............................................  16,353     440,223
    CTS Corp.............................................   5,571     106,462
*   CyberOptics Corp.....................................   1,199      20,707
#   Cypress Semiconductor Corp...........................  36,041     419,517
    Daktronics, Inc......................................   4,150      26,851
*   Datalink Corp........................................   1,423      12,209
*   Demand Media, Inc....................................     553       3,202

                                     1478

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CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Information Technology -- (Continued)
*   DHI Group, Inc.......................................   4,237 $    30,888
#   Diebold, Inc.........................................   7,400     208,976
*   Digi International, Inc..............................   2,040      22,664
*   Diodes, Inc..........................................   3,450      63,860
    Dolby Laboratories, Inc. Class A.....................   6,760     340,096
*   DSP Group, Inc.......................................   3,109      33,670
    DST Systems, Inc.....................................   4,093     504,790
*   DTS, Inc.............................................   2,882      80,091
    EarthLink Holdings Corp..............................  14,869     100,812
*   Eastman Kodak Co.....................................     399       6,759
*   eBay, Inc............................................ 123,409   3,845,424
#   Ebix, Inc............................................   5,000     266,600
*   EchoStar Corp. Class A...............................   5,601     218,159
*   Edgewater Technology, Inc............................   1,000       8,680
    Electro Rent Corp....................................   2,590      40,067
*   Electro Scientific Industries, Inc...................   2,430      16,451
*   Electronic Arts, Inc.................................  37,521   2,863,603
#*  Electronics For Imaging, Inc.........................   6,167     273,136
*   Ellie Mae, Inc.......................................   3,400     313,174
*   eMagin Corp..........................................   2,210       5,326
    EMC Corp............................................. 223,348   6,316,281
*   Emcore Corp..........................................     827       5,359
#*  EnerNOC, Inc.........................................   2,080      15,558
*   Entegris, Inc........................................  13,900     237,551
#*  Envestnet, Inc.......................................   3,212     122,602
#*  EPAM Systems, Inc....................................   5,535     388,778
    Epiq Systems, Inc....................................   4,051      66,193
*   ePlus, Inc...........................................     500      42,055
*   Euronet Worldwide, Inc...............................   6,400     488,064
*   Everi Holdings, Inc..................................   5,930      11,267
*   ExlService Holdings, Inc.............................   4,142     205,070
*   Extreme Networks, Inc................................   6,199      24,114
#*  F5 Networks, Inc.....................................   8,448   1,042,652
*   Fabrinet.............................................   3,226     121,814
*   Facebook, Inc. Class A............................... 273,900  33,947,166
    Fair Isaac Corp......................................   4,225     535,054
*   Fairchild Semiconductor International, Inc...........  13,385     264,220
*   FARO Technologies, Inc...............................   2,100      73,248
    FEI Co...............................................   5,530     588,503
    Fidelity National Information Services, Inc..........  38,673   3,075,664
*   Finisar Corp.........................................  14,575     273,427
*   FireEye, Inc.........................................  13,300     231,686
#*  First Solar, Inc.....................................   9,139     426,609
*   Fiserv, Inc..........................................  27,370   3,020,553
*   FleetCor Technologies, Inc...........................  10,996   1,667,873
*   Flextronics International, Ltd.......................  66,859     847,104
    FLIR Systems, Inc....................................  16,900     550,602
*   FormFactor, Inc......................................   7,217      67,479
    Forrester Research, Inc..............................   1,137      46,537
*   Fortinet, Inc........................................  18,461     640,412
*   Frequency Electronics, Inc...........................     798       8,555
*   Gartner, Inc.........................................  10,000   1,002,500
*   Genpact, Ltd.........................................  19,693     527,182

                                     1479

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CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Information Technology -- (Continued)
    Global Payments, Inc.................................  18,367 $ 1,371,280
*   Globant SA...........................................     990      41,768
#*  Glu Mobile, Inc......................................   1,098       2,569
#*  Great Elm Capital Group, Inc.........................     479       2,922
#*  GrubHub, Inc.........................................   6,658     252,471
*   GSE Systems, Inc.....................................   1,745       4,083
*   GSI Technology, Inc..................................   2,032       9,896
#*  GTT Communications, Inc..............................   2,997      61,528
*   Guidewire Software, Inc..............................   9,235     567,675
    Hackett Group, Inc. (The)............................   5,500      73,645
#*  Harmonic, Inc........................................  10,205      33,574
    Harris Corp..........................................  15,354   1,329,963
    Hewlett Packard Enterprise Co........................ 216,828   4,557,725
    HP, Inc.............................................. 213,328   2,988,725
*   Hutchinson Technology, Inc...........................   1,900       3,743
    IAC/InterActiveCorp..................................   8,868     513,989
*   ID Systems, Inc......................................   1,700       8,517
*   IEC Electronics Corp.................................     638       3,305
*   II-VI, Inc...........................................   4,886      98,209
#*  Immersion Corp.......................................     597       4,483
#*  Infinera Corp........................................  13,690     119,924
    Ingram Micro, Inc. Class A...........................  18,040     617,690
*   Innodata, Inc........................................   2,754       6,968
*   Insight Enterprises, Inc.............................   4,020     106,932
*   Integrated Device Technology, Inc....................  17,881     393,203
    Intel Corp........................................... 580,830  20,247,734
    InterDigital, Inc....................................   4,500     265,725
*   Internap Corp........................................   7,852      17,431
    International Business Machines Corp................. 113,377  18,210,614
    Intersil Corp. Class A...............................  16,340     249,675
*   Intevac, Inc.........................................   2,384      13,660
*   IntraLinks Holdings, Inc.............................   1,193       8,303
*   IntriCon Corp........................................     800       4,304
    Intuit, Inc..........................................  29,911   3,319,822
*   InvenSense, Inc......................................     877       5,946
#*  IPG Photonics Corp...................................   4,376     368,853
*   Iteris, Inc..........................................     600       2,088
*   Itron, Inc...........................................   4,389     187,366
*   Ixia.................................................   4,546      52,279
    IXYS Corp............................................   2,391      26,158
#   j2 Global, Inc.......................................   5,583     373,168
    Jabil Circuit, Inc...................................  19,112     388,929
    Jack Henry & Associates, Inc.........................   9,690     864,832
    Juniper Networks, Inc................................  44,530   1,010,386
*   Kemet Corp...........................................   2,594       8,923
*   Key Tronic Corp......................................     749       5,647
*   Keysight Technologies, Inc...........................  21,261     621,672
*   Kimball Electronics, Inc.............................   1,875      23,663
    KLA-Tencor Corp......................................  17,570   1,330,225
*   Knowles Corp.........................................   9,690     130,234
#*  Kopin Corp...........................................   8,696      20,262
*   Kulicke & Soffa Industries, Inc......................   6,752      84,805
*   KVH Industries, Inc..................................   2,000      18,140

                                     1480

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CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Information Technology -- (Continued)
    Lam Research Corp....................................  18,602 $ 1,669,902
#*  Lattice Semiconductor Corp...........................  18,052     108,493
#   Leidos Holdings, Inc.................................   7,400     370,074
    Lexmark International, Inc. Class A..................   7,972     292,333
#   Linear Technology Corp...............................  28,437   1,705,936
*   LinkedIn Corp. Class A...............................  14,055   2,708,820
*   Lionbridge Technologies, Inc.........................   5,700      25,707
*   Liquidity Services, Inc..............................     652       5,268
    Littelfuse, Inc......................................   2,879     359,933
*   Lumentum Holdings, Inc...............................   5,060     153,065
#*  MACOM Technology Solutions Holdings, Inc.............   2,012      79,494
*   Magnachip Semiconductor Corp.........................   2,100      12,495
*   Manhattan Associates, Inc............................   8,776     509,447
    ManTech International Corp. Class A..................   2,440      96,404
*   Marchex, Inc. Class B................................   3,183      10,090
    Marvell Technology Group, Ltd........................  49,822     585,409
    MasterCard, Inc. Class A............................. 119,963  11,425,276
*   Mattersight Corp.....................................     500       2,165
    Maxim Integrated Products, Inc.......................  32,128   1,310,180
#   MAXIMUS, Inc.........................................   7,600     447,792
#*  MaxLinear, Inc. Class A..............................   2,448      53,391
#*  Maxwell Technologies, Inc............................     703       3,867
    Mentor Graphics Corp.................................  12,551     268,089
#   Mesa Laboratories, Inc...............................     300      34,689
    Methode Electronics, Inc.............................   5,669     198,585
#   Microchip Technology, Inc............................  25,530   1,420,489
*   Micron Technology, Inc............................... 115,231   1,583,274
#*  Microsemi Corp.......................................  13,004     507,156
    Microsoft Corp....................................... 881,761  49,978,213
*   MicroStrategy, Inc. Class A..........................   1,168     204,272
    MKS Instruments, Inc.................................   6,435     293,951
    MOCON, Inc...........................................     535       7,752
#*  ModusLink Global Solutions, Inc......................   5,100       6,528
*   MoneyGram International, Inc.........................   1,383       9,626
    Monolithic Power Systems, Inc........................   3,320     241,430
    Monotype Imaging Holdings, Inc.......................   4,300      85,097
*   Monster Worldwide, Inc...............................  12,900      32,637
    Motorola Solutions, Inc..............................  19,841   1,376,569
    MTS Systems Corp.....................................   1,700      80,631
*   Nanometrics, Inc.....................................   2,297      46,032
    National Instruments Corp............................  12,340     353,911
    NCI, Inc. Class A....................................   1,200      15,228
*   NCR Corp.............................................  16,791     553,599
*   NeoPhotonics Corp....................................     780       9,789
    NetApp, Inc..........................................  35,539     936,453
*   NETGEAR, Inc.........................................   3,951     203,200
#*  Netscout Systems, Inc................................  11,014     308,172
#*  NetSuite, Inc........................................   4,746     516,602
#*  NeuStar, Inc. Class A................................   7,800     196,482
    NIC, Inc.............................................   8,518     198,640
*   Novanta, Inc.........................................   1,769      27,791
*   Nuance Communications, Inc...........................  28,092     451,438
*   Numerex Corp. Class A................................     700       5,341

                                     1481

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CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Information Technology -- (Continued)
#   NVIDIA Corp..........................................  67,300 $ 3,842,830
#*  Oclaro, Inc..........................................   4,000      22,920
*   ON Semiconductor Corp................................  48,843     489,895
    Optical Cable Corp...................................   1,300       2,873
    Oracle Corp.......................................... 384,590  15,783,574
*   OSI Systems, Inc.....................................   2,078     123,579
#*  Palo Alto Networks, Inc..............................   9,267   1,212,958
*   PAR Technology Corp..................................   1,750       9,013
    Park Electrochemical Corp............................   2,544      41,213
#   Paychex, Inc.........................................  38,314   2,271,254
#*  Paycom Software, Inc.................................   4,422     208,763
*   PayPal Holdings, Inc................................. 137,045   5,103,556
    PC Connection, Inc...................................   1,900      49,039
    PC-Tel, Inc..........................................   2,700      13,689
*   PCM, Inc.............................................   1,468      24,398
*   PDF Solutions, Inc...................................   3,109      51,299
    Pegasystems, Inc.....................................   3,390      94,581
*   Perceptron, Inc......................................     528       2,577
*   Perficient, Inc......................................   2,556      56,794
*   Photronics, Inc......................................   5,488      53,014
    Plantronics, Inc.....................................   4,499     217,032
*   Plexus Corp..........................................   3,889     178,661
*   Polycom, Inc.........................................  18,000     223,020
    Power Integrations, Inc..............................   2,919     166,587
*   PRGX Global, Inc.....................................   2,100       9,975
*   Progress Software Corp...............................   6,750     196,155
#*  PTC, Inc.............................................  13,909     552,605
    QAD, Inc. Class A....................................     739      13,982
    QAD, Inc. Class B....................................     184       3,264
*   QLogic Corp..........................................   7,416     115,096
*   Qorvo, Inc...........................................  16,501   1,043,358
    QUALCOMM, Inc........................................ 185,425  11,603,896
*   Qualys, Inc..........................................   1,619      50,820
*   QuinStreet, Inc......................................   2,500       9,075
*   Qumu Corp............................................   1,254       4,652
#*  Rackspace Hosting, Inc...............................  13,000     304,590
*   Radisys Corp.........................................   2,460      11,857
#*  Rambus, Inc..........................................  11,313     152,952
*   RealNetworks, Inc....................................   3,050      13,207
*   Red Hat, Inc.........................................  22,417   1,687,776
    Reis, Inc............................................   1,130      28,566
*   RetailMeNot, Inc.....................................   1,320      11,022
#*  Rightside Group, Ltd.................................     553       6,636
*   Rofin-Sinar Technologies, Inc........................   2,867      90,597
*   Rogers Corp..........................................   1,570     107,451
*   Rosetta Stone, Inc...................................   1,296       9,979
*   Rovi Corp............................................  11,513     216,560
*   Rubicon Project, Inc. (The)..........................   1,283      18,116
*   Rudolph Technologies, Inc............................   2,529      44,561
    Sabre Corp...........................................  22,654     660,364
*   salesforce.com, Inc..................................  79,999   6,543,918
*   Sanmina Corp.........................................   7,765     196,765
*   ScanSource, Inc......................................   2,184      89,610

                                     1482

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CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
Information Technology -- (Continued)
    Science Applications International Corp..............   4,328 $  262,969
*   Seachange International, Inc.........................   3,000      9,600
#   Seagate Technology P.L.C.............................  35,310  1,130,979
*   Semtech Corp.........................................   7,320    186,074
*   ServiceNow, Inc......................................  17,966  1,346,013
*   ShoreTel, Inc........................................   4,620     33,911
*   Shutterstock, Inc....................................     900     49,581
*   Sigma Designs, Inc...................................   2,500     16,750
*   Silicon Laboratories, Inc............................   4,220    224,842
*   Silver Spring Networks, Inc..........................   1,904     23,933
    Skyworks Solutions, Inc..............................  22,903  1,512,056
*   Sonus Networks, Inc..................................   7,000     60,340
#*  Splunk, Inc..........................................  15,863    992,072
    SS&C Technologies Holdings, Inc......................  21,362    688,284
#*  Stamps.com, Inc......................................   1,538    116,588
*   StarTek, Inc.........................................   2,385     10,065
#*  Stratasys, Ltd.......................................   3,698     77,436
#*  SunPower Corp........................................   5,642     82,260
*   Super Micro Computer, Inc............................   3,909     84,239
*   Sykes Enterprises, Inc...............................   3,800    116,622
    Symantec Corp........................................  78,441  1,602,550
#*  Synaptics, Inc.......................................   4,600    238,970
#*  Synchronoss Technologies, Inc........................   3,466    129,420
    SYNNEX Corp..........................................   3,272    328,934
*   Synopsys, Inc........................................  17,968    973,147
*   Syntel, Inc..........................................   4,000    181,240
*   Systemax, Inc........................................     373      3,338
*   Tableau Software, Inc. Class A.......................   6,314    356,804
#*  Take-Two Interactive Software, Inc...................  10,451    419,921
    TE Connectivity, Ltd.................................  45,294  2,730,322
*   Tech Data Corp.......................................   4,313    336,112
    TeleTech Holdings, Inc...............................   2,400     68,496
#*  Teradata Corp........................................  15,885    450,816
    Teradyne, Inc........................................  23,235    458,891
    Tessco Technologies, Inc.............................   1,314     17,660
    Tessera Technologies, Inc............................   4,753    152,761
    Texas Instruments, Inc............................... 123,674  8,626,261
*   TiVo, Inc............................................  11,267    118,754
    Total System Services, Inc...........................  19,883  1,012,442
    TransAct Technologies, Inc...........................     600      4,596
    Travelport Worldwide, Ltd............................  12,018    162,123
*   Travelzoo, Inc.......................................     400      4,080
#*  Trimble Navigation, Ltd..............................  30,393    803,591
*   TTM Technologies, Inc................................   6,116     60,854
#*  Twitter, Inc.........................................  51,177    851,585
#*  Tyler Technologies, Inc..............................   4,125    672,458
#*  Ubiquiti Networks, Inc...............................   3,500    156,520
#*  Ultimate Software Group, Inc. (The)..................   3,496    731,014
*   Ultra Clean Holdings, Inc............................   2,422     15,477
*   Ultratech, Inc.......................................   2,900     70,876
#*  Unisys Corp..........................................   4,732     46,894
#*  Universal Display Corp...............................   4,600    325,864
#*  USA Technologies, Inc................................     346      1,633

                                     1483

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CONTINUED


                                                          SHARES     VALUE+
                                                          ------- ------------
Information Technology -- (Continued)
*   Vantiv, Inc. Class A.................................  18,604 $  1,018,941
*   Veeco Instruments, Inc...............................   3,900       65,403
#*  VeriFone Systems, Inc................................  12,403      237,641
*   Verint Systems, Inc..................................   6,479      228,514
#*  VeriSign, Inc........................................  12,078    1,046,076
#*  ViaSat, Inc..........................................   5,643      416,623
*   Viavi Solutions, Inc.................................  25,300      180,389
*   Virtusa Corp.........................................   3,423       93,106
#   Visa, Inc. Class A................................... 233,803   18,248,324
#   Vishay Intertechnology, Inc..........................  12,724      169,611
*   Vishay Precision Group, Inc..........................   1,973       25,945
#*  VMware, Inc. Class A.................................   9,342      681,779
    Wayside Technology Group, Inc........................     152        2,754
*   Web.com Group, Inc...................................   4,305       81,192
#*  WebMD Health Corp....................................   4,023      245,443
*   Westell Technologies, Inc. Class A...................   5,426        2,984
    Western Digital Corp.................................  30,711    1,459,080
#   Western Union Co. (The)..............................  63,452    1,269,040
#*  WEX, Inc.............................................   4,640      434,675
#*  Workday, Inc. Class A................................  13,809    1,150,842
*   Xcerra Corp..........................................   4,140       25,254
    Xerox Corp........................................... 117,387    1,209,086
    Xilinx, Inc..........................................  31,318    1,599,723
*   XO Group, Inc........................................   4,000       72,920
#*  Xura, Inc............................................     634       15,755
*   Yahoo!, Inc.......................................... 112,418    4,293,243
#*  Zebra Technologies Corp. Class A.....................   5,922      313,925
*   Zedge, Inc. Class B..................................     600        2,496
#*  Zillow Group, Inc. Class A...........................   6,069      239,179
*   Zillow Group, Inc. Class C...........................  13,746      539,531
*   Zix Corp.............................................   4,055       16,463
*   Zynga, Inc. Class A..................................  88,653      254,434
                                                                  ------------
Total Information Technology.............................          547,530,267
                                                                  ------------
Materials -- (3.1%)
    A Schulman, Inc......................................   3,119       91,418
#*  A. M. Castle & Co....................................   1,388        1,929
    AEP Industries, Inc..................................     422       33,954
    Air Products & Chemicals, Inc........................  25,294    3,779,429
#*  AK Steel Holding Corp................................  15,546      101,982
    Albemarle Corp.......................................  13,035    1,097,156
#   Alcoa, Inc........................................... 156,601    1,663,103
#   Allegheny Technologies, Inc..........................  11,087      197,459
    American Vanguard Corp...............................   2,950       43,896
#   AptarGroup, Inc......................................   8,000      625,440
    Ashland, Inc.........................................   7,407      838,769
    Avery Dennison Corp..................................  11,501      895,813
*   Axalta Coating Systems, Ltd..........................  21,380      610,399
    Axiall Corp..........................................   8,057      263,061
    Balchem Corp.........................................   4,312      275,407
#   Ball Corp............................................  16,183    1,143,653
    Bemis Co., Inc.......................................  12,291      627,333
*   Berry Plastics Group, Inc............................  16,358      670,678

                                     1484

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CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
Materials -- (Continued)
*   Boise Cascade Co.....................................   4,103 $  111,479
    Cabot Corp...........................................   8,136    396,142
    Calgon Carbon Corp...................................   5,900     81,420
#   Carpenter Technology Corp............................   4,801    188,439
    Celanese Corp. Series A..............................  18,430  1,168,831
*   Century Aluminum Co..................................   6,661     50,557
    CF Industries Holdings, Inc..........................  30,115    743,238
    Chase Corp...........................................   1,300     78,767
    Chemours Co. (The)...................................  20,385    189,581
*   Chemtura Corp........................................  10,398    292,080
*   Clearwater Paper Corp................................   2,200    138,402
*   Codexis, Inc.........................................   1,220      5,307
*   Coeur Mining, Inc....................................   9,600    147,072
    Commercial Metals Co.................................  14,074    232,784
#   Compass Minerals International, Inc..................   4,658    324,150
*   Core Molding Technologies, Inc.......................     389      6,193
*   Crown Holdings, Inc..................................  16,788    889,260
    Deltic Timber Corp...................................   1,282     88,355
    Domtar Corp..........................................   7,486    294,724
    Dow Chemical Co. (The)............................... 106,435  5,712,366
    Eagle Materials, Inc.................................   6,164    517,468
    Eastman Chemical Co..................................  17,099  1,115,368
    Ecolab, Inc..........................................  32,465  3,843,207
    EI du Pont de Nemours & Co........................... 101,926  7,050,221
*   Ferro Corp...........................................  11,300    146,448
    Ferroglobe P.L.C.....................................   6,858     63,917
#*  Flotek Industries, Inc...............................   5,082     72,164
#   FMC Corp.............................................  16,600    789,164
    Freeport-McMoRan, Inc................................ 150,505  1,950,545
    Friedman Industries, Inc.............................     599      3,450
    FutureFuel Corp......................................   1,256     14,394
*   GCP Applied Technologies, Inc........................   8,700    239,511
    Graphic Packaging Holding Co.........................  39,100    533,324
    Greif, Inc. Class A..................................   3,847    154,380
    Hawkins, Inc.........................................     888     37,953
    Haynes International, Inc............................   1,800     68,364
    HB Fuller Co.........................................   6,500    302,640
*   Headwaters, Inc......................................  10,600    210,834
#   Hecla Mining Co......................................  47,181    306,205
    Huntsman Corp........................................  24,884    384,707
*   Ingevity Corp........................................   5,084    194,565
    Innophos Holdings, Inc...............................   2,500    107,650
    Innospec, Inc........................................   2,400    120,648
#   International Flavors & Fragrances, Inc..............   9,544  1,271,738
    International Paper Co...............................  48,300  2,212,623
*   Intrepid Potash, Inc.................................   5,600      7,224
    Kaiser Aluminum Corp.................................   1,800    149,130
    KapStone Paper and Packaging Corp....................   8,598    122,779
    KMG Chemicals, Inc...................................   1,500     41,235
*   Koppers Holdings, Inc................................   1,980     62,608
*   Kraton Performance Polymers, Inc.....................   3,187     95,323
    Kronos Worldwide, Inc................................   2,426     13,707
*   Louisiana-Pacific Corp...............................  14,700    296,940

                                     1485

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CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
Materials -- (Continued)
#*  LSB Industries, Inc..................................  2,000 $   23,160
    LyondellBasell Industries NV Class A................. 44,792  3,371,046
    Martin Marietta Materials, Inc.......................  6,775  1,372,954
    Materion Corp........................................  1,659     43,814
#   McEwen Mining, Inc................................... 13,772     61,148
    Mercer International, Inc............................  3,588     28,309
    Minerals Technologies, Inc...........................  4,300    280,618
    Monsanto Co.......................................... 52,188  5,572,113
#   Mosaic Co. (The)..................................... 37,980  1,025,460
    Myers Industries, Inc................................  3,889     58,141
    Neenah Paper, Inc....................................  1,500    113,145
#   NewMarket Corp.......................................  1,212    518,663
    Newmont Mining Corp.................................. 65,848  2,897,312
*   Northern Technologies International Corp.............    300      4,218
    Nucor Corp........................................... 37,473  2,010,052
    Olin Corp............................................ 23,348    487,973
*   OMNOVA Solutions, Inc................................  3,300     31,251
*   Owens-Illinois, Inc.................................. 17,100    321,309
    Packaging Corp. of America........................... 11,500    858,935
    PH Glatfelter Co.....................................  4,200     86,772
#*  Platform Specialty Products Corp..................... 14,504    133,437
    PolyOne Corp......................................... 10,028    351,682
    PPG Industries, Inc.................................. 32,665  3,420,352
    Praxair, Inc......................................... 35,225  4,105,121
    Quaker Chemical Corp.................................  1,414    135,263
    Rayonier Advanced Materials, Inc.....................  4,767     65,642
    Reliance Steel & Aluminum Co.........................  9,186    720,550
#   Royal Gold, Inc......................................  7,699    650,873
    RPM International, Inc............................... 16,418    890,841
    Schnitzer Steel Industries, Inc. Class A.............  1,159     22,589
    Schweitzer-Mauduit International, Inc................  3,186    120,463
#   Scotts Miracle-Gro Co. (The) Class A.................  5,309    391,539
    Sealed Air Corp...................................... 23,412  1,104,578
    Sensient Technologies Corp...........................  5,521    407,615
    Sherwin-Williams Co. (The)...........................  9,647  2,891,495
#   Silgan Holdings, Inc.................................  5,600    277,648
#   Sonoco Products Co................................... 11,872    604,641
#   Southern Copper Corp.................................  9,134    237,393
    Steel Dynamics, Inc.................................. 28,500    764,370
    Stepan Co............................................  1,746    112,285
#*  Stillwater Mining Co................................. 11,244    172,033
    SunCoke Energy, Inc..................................  6,923     52,822
    Synalloy Corp........................................    737      5,623
    TimkenSteel Corp.....................................  4,280     42,886
*   Trecora Resources....................................    613      7,007
    Tredegar Corp........................................  2,230     39,471
    Trinseo SA...........................................  3,400    169,286
    United States Lime & Minerals, Inc...................    353     22,239
#   United States Steel Corp............................. 17,433    479,233
*   Universal Stainless & Alloy Products, Inc............    545      6,371
#*  US Concrete, Inc.....................................  1,426     91,977
    Valspar Corp. (The)..................................  9,315    991,768
    Vulcan Materials Co.................................. 16,576  2,055,092

                                     1486

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CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Materials -- (Continued)
#            Westlake Chemical Corp........................   6,460 $   295,480
             WestRock Co...................................  30,506   1,309,012
             Worthington Industries, Inc...................   5,620     249,022
             WR Grace & Co.................................   9,200     688,804
                                                                    -----------
Total Materials............................................          89,853,356
                                                                    -----------
Other -- (0.0%)
(degrees)#*  Gerber Scientific, Inc. Escrow Shares.........   2,901          --
(degrees)*   Petrocorp, Inc. Escrow Shares.................     100          --
                                                                    -----------
Total Other................................................                  --
                                                                    -----------
Telecommunication Services -- (2.5%)
*            Alaska Communications Systems Group, Inc......   1,400       2,324
             AT&T, Inc..................................... 775,692  33,579,707
             ATN International, Inc........................   1,149      84,474
*            Boingo Wireless, Inc..........................   1,200      10,992
#            CenturyLink, Inc..............................  66,159   2,080,039
*            Cincinnati Bell, Inc..........................  35,400     177,000
#            Cogent Communications Holdings, Inc...........   5,580     238,433
#            Consolidated Communications Holdings, Inc.....   5,787     161,747
*            FairPoint Communications, Inc.................   1,044      16,902
             Frontier Communications Corp.................. 146,436     761,467
*            General Communication, Inc. Class A...........   3,550      54,634
             IDT Corp. Class B.............................   1,800      27,468
             Inteliquent, Inc..............................   5,200     106,860
#*           Iridium Communications, Inc...................   4,218      37,878
*            Level 3 Communications, Inc...................  37,977   1,921,636
*            Lumos Networks Corp...........................   2,000      23,400
*            ORBCOMM, Inc..................................   7,396      78,324
*            SBA Communications Corp. Class A..............  14,400   1,656,000
             Shenandoah Telecommunications Co..............   4,260     175,001
             Spok Holdings, Inc............................   2,839      52,465
#*           Sprint Corp...................................  89,897     551,968
#*           Straight Path Communications, Inc. Class B....     900      16,416
#*           T-Mobile US, Inc..............................  34,913   1,617,868
             Telephone & Data Systems, Inc.................  12,395     390,319
*            United States Cellular Corp...................   1,000      40,450
             Verizon Communications, Inc................... 510,632  28,294,119
*            Vonage Holdings Corp..........................  16,854      99,944
             Windstream Holdings, Inc......................  10,046      93,528
                                                                    -----------
Total Telecommunication Services...........................          72,351,363
                                                                    -----------
Utilities -- (3.4%)
             AES Corp......................................  84,027   1,037,733
#            ALLETE, Inc...................................   5,981     381,887
             Alliant Energy Corp...........................  29,200   1,175,300
             Ameren Corp...................................  30,263   1,586,992
             American Electric Power Co., Inc..............  61,637   4,271,444
             American States Water Co......................   4,400     190,080
             American Water Works Co., Inc.................  21,747   1,795,867
#            Aqua America, Inc.............................  23,379     809,849
#            Artesian Resources Corp. Class A..............     471      16,056

                                     1487

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CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
Utilities -- (Continued)
    Atmos Energy Corp....................................  12,602 $1,005,514
#   Avangrid, Inc........................................   8,231    371,547
#   Avista Corp..........................................   8,019    348,827
#   Black Hills Corp.....................................   6,409    404,087
#   California Water Service Group.......................   6,569    221,572
*   Calpine Corp.........................................  43,292    594,832
#   CenterPoint Energy, Inc..............................  50,268  1,202,411
    Chesapeake Utilities Corp............................   2,134    136,725
    CMS Energy Corp......................................  33,660  1,520,759
    Connecticut Water Service, Inc.......................   1,422     72,593
#   Consolidated Edison, Inc.............................  37,766  3,024,301
    Consolidated Water Co., Ltd..........................     777     10,435
    Delta Natural Gas Co., Inc...........................     720     19,001
#   Dominion Resources, Inc..............................  77,234  6,025,797
    DTE Energy Co........................................  22,519  2,196,053
    Duke Energy Corp.....................................  82,158  7,031,903
*   Dynegy, Inc..........................................  11,135    168,473
    Edison International.................................  40,668  3,146,890
    El Paso Electric Co..................................   4,800    228,864
    Empire District Electric Co. (The)...................   6,870    231,725
    Entergy Corp.........................................  21,800  1,774,302
    Eversource Energy....................................  38,288  2,239,465
    Exelon Corp.......................................... 114,832  4,280,937
    FirstEnergy Corp.....................................  51,672  1,804,386
    Gas Natural, Inc.....................................     850      6,035
    Genie Energy, Ltd. Class B...........................   1,800     11,556
    Great Plains Energy, Inc.............................  20,600    613,468
    Hawaiian Electric Industries, Inc....................  10,300    319,815
    IDACORP, Inc.........................................   6,282    507,900
    ITC Holdings Corp....................................  18,700    864,875
#   MDU Resources Group, Inc.............................  22,707    546,103
    MGE Energy, Inc......................................   4,689    263,287
    Middlesex Water Co...................................   1,620     66,922
#   National Fuel Gas Co.................................   8,385    473,836
    New Jersey Resources Corp............................  10,608    395,042
    NextEra Energy, Inc..................................  55,055  7,063,006
    NiSource, Inc........................................  38,075    977,005
    Northwest Natural Gas Co.............................   2,797    181,637
#   NorthWestern Corp....................................   6,038    366,748
    NRG Energy, Inc......................................  38,214    528,882
    NRG Yield, Inc. Class A..............................   3,885     66,744
    NRG Yield, Inc. Class C..............................   8,330    149,440
#   OGE Energy Corp......................................  24,908    801,290
#   ONE Gas, Inc.........................................   6,150    399,504
    Ormat Technologies, Inc..............................   4,395    200,588
    Otter Tail Corp......................................   3,400    118,490
    Pattern Energy Group, Inc............................   7,387    180,021
    PG&E Corp............................................  62,110  3,971,313
    Piedmont Natural Gas Co., Inc........................   8,696    520,021
    Pinnacle West Capital Corp...........................  13,915  1,097,476
    PNM Resources, Inc...................................  10,346    355,489
    Portland General Electric Co.........................  10,407    454,474
    PPL Corp.............................................  83,964  3,166,282

                                     1488

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CONTINUED


                                                        SHARES       VALUE+
                                                      ---------- --------------
Utilities -- (Continued)
             Public Service Enterprise Group, Inc....     63,207 $    2,908,154
             Questar Corp............................     19,300        485,781
             RGC Resources, Inc......................        200          4,930
             SCANA Corp..............................     16,973      1,271,957
             Sempra Energy...........................     29,596      3,311,201
             SJW Corp................................      2,210         93,616
#            South Jersey Industries, Inc............      8,700        277,356
             Southern Co. (The)......................    117,373      6,279,456
             Southwest Gas Corp......................      6,069        470,348
#            Spire, Inc..............................      5,091        353,315
*            Talen Energy Corp.......................      9,163        124,617
             UGI Corp................................     21,812        987,211
             Unitil Corp.............................      1,200         52,488
             Vectren Corp............................     10,340        534,888
#            WEC Energy Group, Inc...................     39,229      2,546,354
             Westar Energy, Inc......................     18,089      1,005,206
             WGL Holdings, Inc.......................      6,599        467,143
             Xcel Energy, Inc........................     63,411      2,788,816
             York Water Co. (The)....................        900         28,296
                                                                 --------------
Total Utilities......................................                97,984,989
                                                                 --------------
TOTAL COMMON STOCKS..................................             2,646,084,175
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)*   Community Health Systems, Inc.
               Contingent Value Rights...............     27,224            114
(degrees)*   Dyax Corp. Contingent Value Rights......     15,701         17,428
(degrees)*   Leap Wireless International, Inc.
               Contingent Value Rights...............      7,025             --
(degrees)#*  Safeway Casa Ley Contingent Value
                Rights...............................     26,773         27,172
(degrees)#*  Safeway PDC, LLC Contingent Value
                Rights...............................     26,773          1,307
TOTAL RIGHTS/WARRANTS................................                    46,021
                                                                 --------------
TOTAL INVESTMENT SECURITIES..........................             2,646,130,196
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (1.0%)
             State Street Institutional Liquid
               Reserves, 0.457%...................... 27,619,429     27,619,429
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (7.1%)
(S)@         DFA Short Term Investment Fund.......... 17,697,489    204,759,951
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,619,430,351)..............................            $2,878,509,576
                                                                 ==============

                                     1489

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CONTINUED


Summary of the Portfolio's investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                        --------------------------------------------------
                           LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                        -------------- ------------ ------- --------------
Common Stocks
   Consumer
     Discretionary..... $  359,671,016           --   --    $  359,671,016
   Consumer Staples....    254,867,562           --   --       254,867,562
   Energy..............    176,928,376           --   --       176,928,376
   Financials..........    359,758,398           --   --       359,758,398
   Health Care.........    397,458,683           --   --       397,458,683
   Industrials.........    289,680,165           --   --       289,680,165
   Information
     Technology........    547,530,267           --   --       547,530,267
   Materials...........     89,853,356           --   --        89,853,356
   Other...............             --           --   --                --
   Telecommunication
      Services.........     72,351,363           --   --        72,351,363
   Utilities...........     97,984,989           --   --        97,984,989
Rights/Warrants........             -- $     46,021   --            46,021
Temporary Cash
  Investments..........     27,619,429           --   --        27,619,429
Securities Lending
   Collateral..........             --  204,759,951   --       204,759,951
Futures Contracts**....        516,332           --   --           516,332
                        -------------- ------------   --    --------------
TOTAL.................. $2,674,219,936 $204,805,972   --    $2,879,025,908
                        ============== ============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                                     1490

                   TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                          SHARES    VALUE+
                                                          ------- -----------
COMMON STOCKS -- (89.6%)

Consumer Discretionary -- (12.3%)
*   1-800-Flowers.com, Inc. Class A...................... 146,399 $ 1,336,623
    A.H. Belo Corp. Class A..............................  51,284     265,138
    Aaron's, Inc.........................................  96,569   2,312,828
#   Abercrombie & Fitch Co. Class A......................  57,009   1,180,656
    AMCON Distributing Co................................     388      35,135
#*  America's Car-Mart, Inc..............................  44,364   1,556,289
#   American Eagle Outfitters, Inc....................... 207,367   3,716,017
*   American Public Education, Inc.......................  13,412     384,120
*   Apollo Education Group, Inc.......................... 106,553     957,911
#   Arctic Cat, Inc......................................  35,456     553,468
    Ark Restaurants Corp.................................  11,046     256,267
*   Asbury Automotive Group, Inc.........................     761      46,269
#*  Ascena Retail Group, Inc............................. 499,143   4,058,033
*   Ascent Capital Group, Inc. Class A...................  26,285     447,371
#*  AutoNation, Inc......................................  72,893   3,888,842
*   Ballantyne Strong, Inc...............................  83,735     437,097
*   Barnes & Noble Education, Inc........................ 157,043   1,815,417
    Barnes & Noble, Inc.................................. 197,235   2,579,834
    Bassett Furniture Industries, Inc....................  44,555   1,150,856
    Beasley Broadcast Group, Inc. Class A................  32,452     171,996
#*  Beazer Homes USA, Inc................................  11,351     108,856
*   Belmond, Ltd. Class A................................ 259,778   2,984,849
    Big 5 Sporting Goods Corp............................  53,966     569,881
*   Biglari Holdings, Inc................................     784     325,446
*   BJ's Restaurants, Inc................................  50,432   1,958,779
#   Bob Evans Farms, Inc.................................  48,800   1,794,864
*   Boot Barn Holdings, Inc..............................   2,600      27,976
    Bowl America, Inc. Class A...........................  11,489     166,820
#*  Boyd Gaming Corp..................................... 179,677   3,523,466
*   Bravo Brio Restaurant Group, Inc.....................   1,423      11,697
*   Bridgepoint Education, Inc...........................  55,856     398,253
*   Bright Horizons Family Solutions, Inc................   5,152     345,545
*   Build-A-Bear Workshop, Inc...........................  89,058   1,213,861
*   Cabela's, Inc........................................ 208,284  10,753,703
#   Cable One, Inc.......................................   7,128   3,734,217
#   CalAtlantic Group, Inc............................... 165,816   6,004,197
    Caleres, Inc......................................... 191,145   5,030,936
    Callaway Golf Co..................................... 295,601   3,162,931
*   Cambium Learning Group, Inc..........................  56,997     275,865
    Canterbury Park Holding Corp.........................   7,625      83,113
*   Career Education Corp................................  81,795     565,203
*   Carmike Cinemas, Inc.................................  27,278     840,708
#   Carriage Services, Inc............................... 139,784   3,398,149
*   Carrols Restaurant Group, Inc........................  65,275     790,480
    Cato Corp. (The) Class A.............................   4,621     165,293
*   Cavco Industries, Inc................................  26,470   2,630,589
*   Century Casinos, Inc.................................     501       3,196
*   Century Communities, Inc.............................   5,773     102,182
#*  Chegg, Inc...........................................  15,300      82,467
    Chico's FAS, Inc.....................................  92,708   1,113,423
#   Children's Place, Inc. (The).........................  29,455   2,461,849

                                     1491

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CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Consumer Discretionary -- (Continued)
*   Christopher & Banks Corp.............................   3,468 $     7,040
    Churchill Downs, Inc.................................  52,670   6,906,617
    Citi Trends, Inc.....................................  29,468     491,526
#   Clear Channel Outdoor Holdings, Inc. Class A.........  31,420     219,626
    Columbia Sportswear Co...............................   9,424     539,524
#*  Conn's, Inc.......................................... 111,512     792,850
*   Container Store Group, Inc. (The)....................   9,100      50,323
    Cooper Tire & Rubber Co.............................. 147,266   4,858,305
*   Cooper-Standard Holding, Inc.........................  23,152   2,038,534
    Core-Mark Holding Co., Inc........................... 203,514   9,964,045
    CSS Industries, Inc..................................  36,285     954,658
    CST Brands, Inc......................................   2,965     132,595
    Culp, Inc............................................  36,886   1,052,358
#*  Deckers Outdoor Corp.................................  93,970   6,202,960
*   Del Frisco's Restaurant Group, Inc...................  20,013     298,594
#*  Del Taco Restaurants, Inc............................   7,046      74,053
*   Delta Apparel, Inc...................................  17,375     415,089
#*  Destination XL Group, Inc............................  67,160     346,546
#   DeVry Education Group, Inc...........................  92,499   2,059,953
#   Dillard's, Inc. Class A.............................. 169,983  11,504,449
    DineEquity, Inc......................................  55,864   4,545,654
*   Dixie Group, Inc. (The)..............................  70,400     260,480
#*  Dorman Products, Inc.................................  71,720   4,568,564
    Dover Motorsports, Inc............................... 106,257     223,140
*   DreamWorks Animation SKG, Inc. Class A............... 162,850   6,671,964
    Drew Industries, Inc.................................     245      22,444
#   DSW, Inc. Class A.................................... 191,084   4,635,698
    Educational Development Corp.........................   2,276      30,589
#*  El Pollo Loco Holdings, Inc..........................     898      11,818
*   Eldorado Resorts, Inc................................  53,685     775,748
*   Emerson Radio Corp................................... 168,235     110,211
    Entercom Communications Corp. Class A................  36,309     530,474
#   Escalade, Inc........................................  24,227     259,956
#   Ethan Allen Interiors, Inc...........................  63,061   2,190,109
#*  EW Scripps Co. (The) Class A......................... 354,768   6,016,865
*   Express, Inc......................................... 139,443   2,086,067
#*  Federal-Mogul Holdings Corp..........................  95,790     846,784
#   Finish Line, Inc. (The) Class A......................  94,249   2,048,031
    Flanigan's Enterprises, Inc..........................   5,016     119,230
    Flexsteel Industries, Inc............................  26,545   1,090,999
#*  Fossil Group, Inc....................................  38,600   1,219,760
    Fred's, Inc. Class A................................. 185,225   2,943,225
#*  FTD Cos., Inc........................................  90,918   2,301,135
#*  G-III Apparel Group, Ltd............................. 130,886   5,239,367
#   GameStop Corp. Class A............................... 431,501  13,354,956
*   Gaming Partners International Corp...................     100         955
    Gannett Co., Inc..................................... 251,340   3,207,098
*   Genesco, Inc.........................................  87,141   6,049,328
#   Gentex Corp.......................................... 105,621   1,866,323
*   Global Eagle Entertainment, Inc......................  10,551      86,518
#   GNC Holdings, Inc. Class A...........................  13,139     268,167
    Graham Holdings Co. Class B..........................  13,370   6,728,319
*   Gray Television, Inc................................. 226,443   2,241,786

                                     1492

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CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Consumer Discretionary -- (Continued)
*   Gray Television, Inc. Class A........................   2,809 $    27,107
*   Green Brick Partners, Inc............................   1,317       9,298
    Group 1 Automotive, Inc.............................. 122,299   7,621,674
#   Guess?, Inc.......................................... 201,786   2,970,290
    Harman International Industries, Inc.................   6,779     560,217
    Harte-Hanks, Inc.....................................  92,491     153,535
    Haverty Furniture Cos., Inc.......................... 108,607   2,001,627
    Haverty Furniture Cos., Inc. Class A.................     700      13,206
*   Helen of Troy, Ltd................................... 120,833  12,036,175
*   Hemisphere Media Group, Inc..........................   2,000      25,380
#*  hhgregg, Inc.........................................  29,108      60,545
    Hooker Furniture Corp................................  53,234   1,231,302
*   Horizon Global Corp..................................  48,029     626,778
*   Iconix Brand Group, Inc.............................. 136,394     982,037
#   International Game Technology P.L.C..................  94,282   1,970,494
    International Speedway Corp. Class A................. 125,710   4,245,227
*   Intrawest Resorts Holdings, Inc......................   6,067      88,214
#*  iRobot Corp..........................................   1,711      64,881
*   Isle of Capri Casinos, Inc...........................  56,521   1,058,638
*   J Alexander's Holdings, Inc..........................   5,262      50,357
#*  JAKKS Pacific, Inc...................................  25,725     237,185
*   JC Penney Co., Inc...................................  72,223     697,674
    John Wiley & Sons, Inc. Class A......................  15,012     866,192
    Johnson Outdoors, Inc. Class A....................... 100,746   3,067,716
*   K12, Inc.............................................  10,930     135,313
*   Kirkland's, Inc......................................  53,915     821,665
#*  Kona Grill, Inc......................................   1,474      18,425
*   La Quinta Holdings, Inc..............................  96,180   1,189,747
    La-Z-Boy, Inc........................................ 211,867   6,402,621
*   Lakeland Industries, Inc.............................  20,007     202,871
#*  Lands' End, Inc......................................   1,198      17,024
    Lear Corp............................................  64,583   7,326,941
    Lennar Corp. Class B.................................  57,523   2,159,413
    Libbey, Inc..........................................   3,525      65,882
*   Liberty TripAdvisor Holdings, Inc. Class A........... 140,891   3,334,890
*   Liberty Ventures Series A............................ 140,776   5,308,663
    Lifetime Brands, Inc.................................  61,457     822,909
#   Lithia Motors, Inc. Class A..........................  73,939   6,380,196
#*  Live Nation Entertainment, Inc....................... 315,715   8,656,905
*   Loral Space & Communications, Inc....................   4,509     158,401
*   Luby's, Inc.......................................... 114,851     532,909
*   M/I Homes, Inc.......................................  95,252   2,147,933
*   Madison Square Garden Co. (The) Class A..............  45,880   8,386,405
    Marcus Corp. (The)................................... 108,304   2,398,934
*   MarineMax, Inc....................................... 127,066   2,566,733
#   Marriott Vacations Worldwide Corp....................  78,912   6,020,986
*   McClatchy Co. (The) Class A..........................   8,778     169,767
    MDC Holdings, Inc.................................... 130,909   3,445,525
*   Media General, Inc................................... 109,358   1,923,607
    Meredith Corp........................................  79,162   4,312,746
*   Meritage Homes Corp..................................  93,172   3,390,529
*   Modine Manufacturing Co.............................. 147,459   1,415,606
*   Monarch Casino & Resort, Inc.........................   8,637     201,501

                                     1493

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CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Consumer Discretionary -- (Continued)
*   Motorcar Parts of America, Inc.......................    56,988 $ 1,597,374
    Movado Group, Inc....................................   105,959   2,393,614
*   MSG Networks, Inc. Class A...........................    60,153     965,456
*   Murphy USA, Inc......................................    22,484   1,723,174
    NACCO Industries, Inc. Class A.......................    24,983   1,405,793
*   Nathan's Famous, Inc.................................     8,610     418,188
*   Nautilus, Inc........................................    32,258     607,741
*   New Home Co., Inc. (The).............................     1,300      12,805
    New Media Investment Group, Inc......................    18,755     331,213
*   New York & Co., Inc..................................    62,360     115,990
    New York Times Co. (The) Class A.....................   151,753   1,969,754
#*  Norwegian Cruise Line Holdings, Ltd..................     3,895     165,927
*   Office Depot, Inc.................................... 1,398,222   4,837,848
    P&F Industries, Inc. Class A.........................     1,423      13,220
    Penske Automotive Group, Inc.........................   236,131   9,355,510
*   Perfumania Holdings, Inc.............................    27,270      62,721
*   Perry Ellis International, Inc.......................    81,166   1,738,576
#   Pier 1 Imports, Inc..................................    85,207     436,260
#*  Pinnacle Entertainment, Inc..........................    45,175     493,311
    PulteGroup, Inc...................................... 1,176,653  24,921,511
    PVH Corp.............................................    16,256   1,642,831
#*  Radio One, Inc. Class D..............................    33,283     106,506
    RCI Hospitality Holdings, Inc........................    40,210     428,237
*   Reading International, Inc. Class A..................     7,185      98,794
*   Reading International, Inc. Class B..................     6,238      91,699
*   Red Lion Hotels Corp.................................    82,193     652,612
*   Red Robin Gourmet Burgers, Inc.......................    59,273   2,866,442
*   Regis Corp...........................................   117,902   1,584,603
    Rent-A-Center, Inc...................................   188,962   2,040,790
    Rocky Brands, Inc....................................    19,704     216,153
*   Ruby Tuesday, Inc....................................   156,506     632,284
    Saga Communications, Inc. Class A....................    34,254   1,405,099
    Salem Media Group, Inc...............................    50,625     383,231
#   Scholastic Corp......................................   140,916   5,791,648
*   Sequential Brands Group, Inc.........................       612       4,976
    Service Corp. International..........................   469,211  13,006,529
*   Shiloh Industries, Inc...............................   134,657   1,304,826
    Shoe Carnival, Inc...................................   115,172   3,030,175
#*  Shutterfly, Inc......................................    32,108   1,707,825
*   Sizmek, Inc..........................................    63,517     173,401
*   Skechers U.S.A., Inc. Class A........................    93,500   2,245,870
*   Skullcandy, Inc......................................    26,164     160,124
#   Sonic Automotive, Inc. Class A.......................    68,762   1,250,093
*   Spanish Broadcasting System, Inc. Class A............     3,103      11,202
    Spartan Motors, Inc..................................    92,329     783,873
    Speedway Motorsports, Inc............................   190,035   3,357,918
#   Stage Stores, Inc....................................    79,888     473,736
    Standard Motor Products, Inc.........................   123,563   5,182,232
*   Stanley Furniture Co., Inc...........................    54,524     133,584
    Staples, Inc.........................................   460,045   4,273,818
    Stein Mart, Inc......................................    29,940     257,484
*   Stoneridge, Inc......................................    67,036   1,118,160
#   Strattec Security Corp...............................    15,109     673,861

                                     1494

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Consumer Discretionary -- (Continued)
    Superior Industries International, Inc..............   138,538 $  4,233,721
    Superior Uniform Group, Inc.........................    78,672    1,264,259
*   Sypris Solutions, Inc...............................    17,149       15,091
#   Tailored Brands, Inc................................    99,695    1,460,532
*   Tandy Leather Factory, Inc..........................    44,974      321,114
    TEGNA, Inc..........................................   412,001    9,022,822
*   Tilly's, Inc. Class A...............................     5,784       32,911
#   Time, Inc...........................................   196,927    3,215,818
*   Toll Brothers, Inc..................................   533,730   14,949,777
*   TopBuild Corp.......................................    24,886      939,695
    Tower International, Inc............................     6,440      148,635
*   Townsquare Media, Inc. Class A......................     1,900       15,542
*   Trans World Entertainment Corp......................    62,666      222,464
*   TRI Pointe Group, Inc...............................   201,589    2,711,372
#*  Tuesday Morning Corp................................   189,888    1,498,216
*   UCP, Inc. Class A...................................    16,426      137,978
*   Unifi, Inc..........................................    94,608    2,557,254
*   Universal Electronics, Inc..........................    25,611    1,980,755
    Universal Technical Institute, Inc..................     5,631       13,345
    Vail Resorts, Inc...................................    32,200    4,606,854
#*  Vera Bradley, Inc...................................    64,181      934,475
*   Vista Outdoor, Inc..................................    38,155    1,909,658
    Visteon Corp........................................     9,494      665,434
#*  Vitamin Shoppe, Inc.................................    52,778    1,544,284
*   VOXX International Corp.............................    54,800      145,220
*   WCI Communities, Inc................................    30,911      520,232
#   Wendy's Co. (The)................................... 1,383,503   13,364,639
#*  West Marine, Inc....................................    89,263      781,944
#   Weyco Group, Inc....................................    12,336      344,668
#*  William Lyon Homes Class A..........................    16,669      289,207
    Winnebago Industries, Inc...........................    46,413    1,102,773
    Wolverine World Wide, Inc...........................    52,458    1,284,696
*   Zagg, Inc...........................................    53,572      339,111
*   Zumiez, Inc.........................................     6,109      103,731
                                                                   ------------
Total Consumer Discretionary............................            517,155,993
                                                                   ------------
Consumer Staples -- (4.0%)
    Alico, Inc..........................................     8,529      252,288
*   Alliance One International, Inc.....................    18,920      327,316
    Andersons, Inc. (The)...............................   126,005    4,659,665
*   Bridgford Foods Corp................................     2,376       32,551
    Cal-Maine Foods, Inc................................     6,788      284,417
#   Casey's General Stores, Inc.........................    17,471    2,333,077
*   CCA Industries, Inc.................................     9,091       29,046
*   Central Garden & Pet Co.............................    61,250    1,485,925
*   Central Garden & Pet Co. Class A....................   176,558    4,023,757
#*  Chefs' Warehouse, Inc. (The)........................    23,860      385,339
#   Coca-Cola Bottling Co. Consolidated.................     5,966      849,618
*   Craft Brew Alliance, Inc............................    90,069    1,057,410
*   Darling Ingredients, Inc............................   215,061    3,393,663
#   Dean Foods Co.......................................   236,973    4,374,522
*   Edgewell Personal Care Co...........................    12,003    1,015,574
#   Energizer Holdings, Inc.............................    12,003      618,515

                                     1495

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Consumer Staples -- (Continued)
*   Farmer Brothers Co....................................  42,859 $  1,314,485
#   Fresh Del Monte Produce, Inc.......................... 253,809   14,429,042
    Golden Enterprises, Inc...............................  27,634      327,463
#*  Hain Celestial Group, Inc. (The)...................... 181,064    9,558,369
    Ingles Markets, Inc. Class A..........................  64,005    2,485,314
    Ingredion, Inc........................................ 176,275   23,486,881
    Inter Parfums, Inc....................................  20,887      679,663
    J&J Snack Foods Corp..................................     800       97,288
    John B. Sanfilippo & Son, Inc.........................  47,866    2,233,906
*   Landec Corp........................................... 114,200    1,313,300
#   Limoneira Co..........................................     500        8,845
*   Mannatech, Inc........................................   8,479      154,826
    MGP Ingredients, Inc..................................  59,094    2,541,042
*   Natural Alternatives International, Inc...............  13,307      141,853
#*  Natural Grocers by Vitamin Cottage, Inc...............   4,400       60,236
*   Nutraceutical International Corp......................  63,201    1,620,474
    Oil-Dri Corp. of America..............................  28,763    1,077,174
*   Omega Protein Corp.................................... 123,884    2,789,868
    Orchids Paper Products Co.............................  18,908      580,665
    Pinnacle Foods, Inc................................... 161,103    8,088,982
#*  Post Holdings, Inc.................................... 241,751   20,952,559
*   Primo Water Corp......................................   1,862       22,307
    Sanderson Farms, Inc..................................  45,028    3,944,002
*   Seaboard Corp.........................................   2,639    7,732,270
*   Seneca Foods Corp. Class A............................  30,926    1,211,371
*   Seneca Foods Corp. Class B............................   1,786       73,226
*   Smart & Final Stores, Inc.............................   3,236       44,624
    Snyder's-Lance, Inc................................... 104,559    3,582,191
    SpartanNash Co........................................ 230,863    7,272,184
#   Spectrum Brands Holdings, Inc.........................  55,368    7,129,737
*   TreeHouse Foods, Inc..................................  45,157    4,659,751
*   United Natural Foods, Inc.............................  78,669    3,931,877
#   Universal Corp........................................ 108,949    6,461,765
    Village Super Market, Inc. Class A....................  12,316      389,678
    Weis Markets, Inc.....................................  47,949    2,477,525
                                                                   ------------
Total Consumer Staples....................................          167,997,426
                                                                   ------------
Energy -- (5.2%)
    Adams Resources & Energy, Inc.........................  23,737      718,519
#   Alon USA Energy, Inc.................................. 159,753    1,129,454
*   Antero Resources Corp.................................  63,527    1,663,772
    Archrock, Inc.........................................  53,429      476,052
*   Barnwell Industries, Inc..............................  24,887       37,082
#*  Bonanza Creek Energy, Inc.............................     129          104
#   Bristow Group, Inc.................................... 117,000    1,264,770
*   Callon Petroleum Co................................... 199,113    2,267,897
#*  Clayton Williams Energy, Inc..........................  12,465      470,055
#   CONSOL Energy, Inc.................................... 370,790    7,185,910
*   Contango Oil & Gas Co.................................  47,401      437,511
#   CVR Energy, Inc.......................................  55,336      818,973
*   Dawson Geophysical Co.................................  46,928      349,614
    Delek US Holdings, Inc................................ 208,383    2,608,955
#   DHT Holdings, Inc..................................... 267,508    1,246,587

                                     1496

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Energy -- (Continued)
    Diamond Offshore Drilling, Inc......................... 452,140 $10,272,621
#*  Dorian LPG, Ltd........................................  53,065     327,411
*   Dril-Quip, Inc.........................................   7,096     386,235
*   Earthstone Energy, Inc.................................   1,896      19,055
*   Eclipse Resources Corp.................................  23,196      73,067
#   EnLink Midstream LLC................................... 137,887   2,127,596
*   Era Group, Inc.........................................  74,042     650,089
*   Exterran Corp.......................................... 134,036   1,704,938
*   FMC Technologies, Inc.................................. 350,011   8,883,279
*   Forum Energy Technologies, Inc......................... 210,765   3,441,793
    GasLog, Ltd............................................     559       7,474
#   Green Plains, Inc...................................... 135,748   3,078,765
    Gulf Island Fabrication, Inc...........................  39,967     338,121
*   Gulfmark Offshore, Inc. Class A........................  40,870     118,523
#*  Harvest Natural Resources, Inc.........................   9,097       5,276
*   Helix Energy Solutions Group, Inc...................... 301,493   2,393,855
#   Helmerich & Payne, Inc................................. 267,337  16,566,874
#   HollyFrontier Corp..................................... 282,114   7,171,338
#*  Hornbeck Offshore Services, Inc........................  76,861     613,351
*   Jones Energy, Inc. Class A.............................   8,900      32,930
#*  Kosmos Energy, Ltd.....................................  88,763     492,635
#*  Matador Resources Co...................................  19,665     414,735
*   Matrix Service Co......................................  84,421   1,398,856
*   McDermott International, Inc........................... 237,350   1,229,473
*   Mitcham Industries, Inc................................  40,012     134,440
    Nabors Industries, Ltd................................. 726,846   6,541,614
*   Natural Gas Services Group, Inc........................  67,821   1,702,985
*   Newfield Exploration Co................................  23,578   1,020,927
*   Newpark Resources, Inc................................. 343,498   2,170,907
    Noble Corp. P.L.C...................................... 422,757   3,119,947
*   Oasis Petroleum, Inc................................... 201,235   1,529,386
    Oceaneering International, Inc......................... 112,370   3,132,876
#*  Oil States International, Inc.......................... 165,809   5,126,814
    Overseas Shipholding Group, Inc. Class A...............      90       1,151
    Panhandle Oil and Gas, Inc. Class A....................   4,950      80,982
*   Par Pacific Holdings, Inc..............................   7,770     116,550
*   Parker Drilling Co..................................... 328,874     680,769
    Patterson-UTI Energy, Inc.............................. 430,681   8,350,905
#   PBF Energy, Inc. Class A............................... 200,273   4,474,099
*   PDC Energy, Inc........................................ 106,340   5,824,242
*   PHI, Inc. Non-voting...................................  50,059     967,140
*   PHI, Inc. Voting.......................................     787      15,295
*   Pioneer Energy Services Corp........................... 120,414     379,304
    QEP Resources, Inc..................................... 170,917   3,110,689
    Range Resources Corp................................... 181,917   7,333,074
#*  Renewable Energy Group, Inc............................ 152,627   1,488,113
#*  REX American Resources Corp............................  43,724   2,877,039
*   Rice Energy, Inc....................................... 133,610   3,115,785
*   RigNet, Inc............................................   5,900      70,505
*   Ring Energy, Inc.......................................  13,123     104,197
#   Rowan Cos. P.L.C. Class A.............................. 307,449   4,685,523
#*  RPC, Inc...............................................  25,233     365,626
#*  RSP Permian, Inc....................................... 245,432   8,823,280

                                     1497

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Energy -- (Continued)
    Scorpio Tankers, Inc.................................. 605,417 $  2,881,785
*   SEACOR Holdings, Inc..................................  69,960    3,954,139
    SemGroup Corp. Class A................................  87,496    2,533,884
#   Ship Finance International, Ltd.......................  53,723      811,217
#   SM Energy Co..........................................  33,338      904,460
*   Southwestern Energy Co................................ 206,277    3,007,519
#   Superior Energy Services, Inc......................... 192,023    3,066,607
#*  Synergy Resources Corp................................  72,929      474,768
    Targa Resources Corp.................................. 167,165    6,228,568
#   Teekay Tankers, Ltd. Class A.......................... 344,924    1,017,526
#   Tesco Corp............................................ 133,766      884,193
    Tesoro Corp...........................................  68,302    5,201,197
*   TETRA Technologies, Inc............................... 162,584      977,130
#   Transocean, Ltd....................................... 886,294    9,740,371
*   Unit Corp.............................................  37,208      465,100
    Western Refining, Inc................................. 228,917    4,772,920
*   Whiting Petroleum Corp................................ 500,751    3,690,535
*   Willbros Group, Inc...................................  87,439      179,250
    World Fuel Services Corp..............................   5,085      242,046
*   WPX Energy, Inc....................................... 618,977    6,183,580
                                                                   ------------
Total Energy..............................................          216,984,504
                                                                   ------------
Financials -- (24.3%)
*   1st Constitution Bancorp..............................     865       10,735
    1st Source Corp....................................... 215,804    7,253,172
    A-Mark Precious Metals, Inc...........................     756       12,897
#   Access National Corp..................................  12,288      273,162
    Alexander & Baldwin, Inc.............................. 199,071    7,843,397
*   Alleghany Corp........................................  19,620   10,663,470
    Allied World Assurance Co. Holdings AG................ 454,224   18,618,642
#*  Ambac Financial Group, Inc............................  60,450    1,098,981
#   American Equity Investment Life Holding Co............ 318,969    5,081,176
    American Financial Group, Inc......................... 370,385   27,075,143
*   American Independence Corp............................   4,603      113,694
    American National Bankshares, Inc.....................  15,485      406,636
    American National Insurance Co........................  41,466    4,741,637
*   American River Bankshares.............................   8,728       89,113
    Ameris Bancorp........................................  72,601    2,407,449
    AMERISAFE, Inc........................................  88,937    5,205,483
    AmeriServ Financial, Inc.............................. 168,177      523,030
*   Arch Capital Group, Ltd...............................  91,397    6,638,164
    Argo Group International Holdings, Ltd................ 189,021    9,808,300
    Arrow Financial Corp..................................   1,677       52,976
    Aspen Insurance Holdings, Ltd......................... 254,728   11,707,299
    Associated Banc-Corp.................................. 410,365    7,632,789
    Assurant, Inc......................................... 337,033   27,977,109
    Assured Guaranty, Ltd................................. 448,331   12,010,787
*   Asta Funding, Inc.....................................  54,947      593,428
    Astoria Financial Corp................................ 315,078    4,622,194
    Atlantic American Corp................................   9,523       38,473
*   Atlantic Coast Financial Corp.........................   6,282       37,692
*   Atlanticus Holdings Corp..............................  55,958      167,314
*   Atlas Financial Holdings, Inc.........................   1,510       25,987

                                     1498

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Financials -- (Continued)
    Auburn National Bancorporation, Inc....................     513 $    14,426
#*  AV Homes, Inc..........................................  32,260     461,963
    Axis Capital Holdings, Ltd............................. 303,348  16,860,082
    Baldwin & Lyons, Inc. Class A..........................     276       6,838
    Baldwin & Lyons, Inc. Class B..........................  58,678   1,554,380
#   Banc of California, Inc................................  53,157   1,179,022
    BancFirst Corp.........................................   5,568     365,094
    Bancorp of New Jersey, Inc.............................     541       6,011
*   Bancorp, Inc. (The)....................................  91,514     485,024
    BancorpSouth, Inc...................................... 236,766   5,639,766
    Bank Mutual Corp....................................... 143,472   1,096,126
    Bank of Commerce Holdings..............................   3,841      25,274
    Bank of Marin Bancorp..................................   1,195      59,248
#   Bank of the Ozarks, Inc................................   3,330     119,847
    BankFinancial Corp.....................................  71,593     873,435
    Banner Corp............................................  41,826   1,745,817
#   Bar Harbor Bankshares..................................  20,276     743,724
*   BBX Capital Corp. Class A..............................     329       6,363
    BCB Bancorp, Inc.......................................   6,576      69,508
    Bear State Financial, Inc..............................   9,438      90,039
    Beneficial Bancorp, Inc................................  93,864   1,272,796
    Berkshire Bancorp, Inc.................................   2,534      19,778
    Berkshire Hills Bancorp, Inc........................... 131,789   3,475,276
#   Blue Hills Bancorp, Inc................................   3,420      48,735
    BNC Bancorp............................................  16,060     389,616
#*  BofI Holding, Inc...................................... 227,512   3,826,752
#   BOK Financial Corp..................................... 105,640   6,890,897
    Boston Private Financial Holdings, Inc................. 258,828   3,136,995
#   Bridge Bancorp, Inc....................................   1,743      50,739
    Brookline Bancorp, Inc................................. 208,294   2,372,469
    Bryn Mawr Bank Corp....................................  32,442     951,524
    C&F Financial Corp.....................................   4,020     183,674
    Calamos Asset Management, Inc. Class A.................  27,968     194,657
    California First National Bancorp......................  17,918     260,528
#   Camden National Corp...................................  24,991   1,086,609
#   Capital Bank Financial Corp. Class A...................  42,822   1,279,950
    Capital City Bank Group, Inc...........................  37,417     535,437
#   Capitol Federal Financial, Inc......................... 356,851   5,056,579
    Cardinal Financial Corp................................ 123,698   3,186,460
*   Cascade Bancorp........................................ 141,007     795,279
    Cash America International, Inc........................ 124,596   5,338,939
    Cathay General Bancorp................................. 299,120   8,967,618
    CenterState Banks, Inc.................................  81,425   1,356,540
    Central Pacific Financial Corp.........................  40,769   1,000,064
    Central Valley Community Bancorp.......................     744      11,123
    Century Bancorp, Inc. Class A..........................   3,160     137,966
    Charter Financial Corp.................................   2,814      36,695
    Chemical Financial Corp................................  93,186   3,856,037
    Chicopee Bancorp, Inc..................................   8,359     156,982
#   Cincinnati Financial Corp..............................  93,979   7,020,231
    Citizens & Northern Corp...............................   1,746      37,207
    Citizens Community Bancorp, Inc........................  29,400     298,116
    Citizens Holding Co....................................   1,122      24,819

                                     1499

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
#*  Citizens, Inc........................................   167,031 $ 1,394,709
    City Holding Co......................................    14,788     690,600
#   Clifton Bancorp, Inc.................................    22,265     333,530
#   CNB Financial Corp...................................     3,982      73,468
#   CNO Financial Group, Inc............................. 1,201,584  20,871,514
    CoBiz Financial, Inc.................................   131,357   1,622,259
    Codorus Valley Bancorp, Inc..........................     5,572     118,182
*   Colony Bankcorp, Inc.................................     4,653      44,855
    Columbia Banking System, Inc.........................   143,341   4,346,099
    Commercial National Financial Corp...................       459       9,547
#   Community Bank System, Inc...........................   114,122   5,036,204
    Community Trust Bancorp, Inc.........................    36,430   1,267,035
    Community West Bancshares............................    16,252     122,865
    ConnectOne Bancorp, Inc..............................    47,808     808,433
#   Consolidated-Tomoka Land Co..........................     3,222     157,652
*   Consumer Portfolio Services, Inc.....................    85,246     361,443
#*  Cowen Group, Inc. Class A............................   236,383     737,515
*   CU Bancorp...........................................     1,160      27,562
*   Customers Bancorp, Inc...............................    29,555     760,746
#   CVB Financial Corp...................................    72,690   1,195,750
    Dime Community Bancshares, Inc.......................    84,992   1,470,362
    Donegal Group, Inc. Class A..........................    69,213   1,119,174
    Donegal Group, Inc. Class B..........................     6,421     102,351
*   E*TRADE Financial Corp...............................   290,073   7,275,031
*   Eagle Bancorp, Inc...................................       585      30,157
    East West Bancorp, Inc...............................       850      29,087
    Eastern Virginia Bankshares, Inc.....................     9,379      70,624
    EMC Insurance Group, Inc.............................   206,253   5,719,396
#*  Emergent Capital, Inc................................     4,306      15,975
    Employers Holdings, Inc..............................    75,666   2,157,994
#*  Encore Capital Group, Inc............................    80,657   1,968,837
    Endurance Specialty Holdings, Ltd....................   348,737  23,585,083
#*  Enova International, Inc.............................    28,961     263,255
*   Enstar Group, Ltd....................................     3,861     643,204
#   Enterprise Bancorp, Inc..............................     7,891     186,780
    Enterprise Financial Services Corp...................    39,619   1,139,442
    ESSA Bancorp, Inc....................................    21,306     301,693
    Evans Bancorp, Inc...................................     8,434     214,983
    EverBank Financial Corp..............................   149,878   2,691,809
    Everest Re Group, Ltd................................    51,102   9,658,789
*   Ezcorp, Inc. Class A.................................    31,875     288,788
#   Farmers Capital Bank Corp............................     6,260     184,920
    Farmers National Banc Corp...........................     1,179      11,259
    FBL Financial Group, Inc. Class A....................   126,005   7,858,932
*   FCB Financial Holdings, Inc. Class A.................    14,375     502,694
    Federal Agricultural Mortgage Corp. Class A..........     2,471      99,112
    Federal Agricultural Mortgage Corp. Class C..........    43,772   1,682,158
    Federated National Holding Co........................    55,257   1,157,634
#   Fidelity & Guaranty Life.............................     4,011      87,680
    Fidelity Southern Corp...............................    33,265     572,491
    Financial Institutions, Inc..........................    25,514     686,327
*   First Acceptance Corp................................    99,021     150,512
    First American Financial Corp........................   291,331  12,180,549

                                     1500

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Financials -- (Continued)
*           First BanCorp(318672706)....................... 161,457 $   741,088
            First Bancorp(318910106).......................  68,195   1,276,610
            First Bancorp, Inc.............................  18,788     414,275
            First Bancshares, Inc. (The)...................     271       4,756
            First Busey Corp...............................  65,648   1,479,049
            First Business Financial Services, Inc.........   4,800     113,808
            First Citizens BancShares, Inc. Class A........  20,291   5,271,196
            First Commonwealth Financial Corp.............. 285,908   2,759,012
            First Community Bancshares, Inc................  39,339     902,043
            First Connecticut Bancorp., Inc................   5,383      86,666
            First Defiance Financial Corp..................  36,856   1,536,527
            First Federal of Northern Michigan Bancorp,
              Inc..........................................   5,000      34,050
            First Financial Bancorp........................ 111,119   2,367,946
            First Financial Corp...........................  45,672   1,749,238
            First Financial Northwest, Inc................. 111,813   1,563,146
*           First Foundation, Inc..........................     720      17,143
#           First Horizon National Corp.................... 119,916   1,745,977
            First Interstate BancSystem, Inc. Class A......  46,685   1,355,732
            First Merchants Corp........................... 165,434   4,334,371
            First Midwest Bancorp, Inc..................... 250,373   4,674,464
*           First NBC Bank Holding Co......................  15,583     296,544
            First Niagara Financial Group, Inc.............  60,828     619,229
(degrees)*  First Place Financial Corp..................... 114,087          --
            First South Bancorp, Inc.......................     967       9,293
*           First United Corp..............................   3,679      36,790
            FirstMerit Corp................................ 344,666   7,317,259
*           Flagstar Bancorp, Inc..........................  71,450   1,886,994
            Flushing Financial Corp........................ 119,416   2,664,171
            FNB Corp....................................... 662,307   7,914,569
            FNF Group......................................  91,432   3,444,243
*           FNFV Group.....................................  30,474     363,555
#*          Forestar Group, Inc............................ 103,907   1,275,978
*           FRP Holdings, Inc..............................  26,146     951,191
            Fulton Financial Corp.......................... 600,893   8,202,189
            Gain Capital Holdings, Inc.....................  33,851     227,479
#*          Genworth Financial, Inc. Class A............... 281,302     804,524
            German American Bancorp, Inc...................  61,710   2,098,140
            Glacier Bancorp, Inc........................... 111,556   3,076,714
*           Global Indemnity P.L.C.........................  60,021   1,802,431
            Great Southern Bancorp, Inc....................  26,760   1,048,992
            Great Western Bancorp, Inc.....................   8,016     265,891
#*          Green Bancorp, Inc.............................   1,500      14,670
#*          Green Dot Corp. Class A........................ 111,276   2,692,879
#*          Greenlight Capital Re, Ltd. Class A............  88,389   1,823,465
            Griffin Industrial Realty, Inc.................   9,402     302,650
            Guaranty Bancorp...............................  37,974     640,621
            Guaranty Federal Bancshares, Inc...............  14,051     226,502
*           Hallmark Financial Services, Inc...............  69,665     739,146
            Hancock Holding Co............................. 192,772   5,588,460
            Hanmi Financial Corp...........................  75,910   1,861,313
            Hanover Insurance Group, Inc. (The)............ 140,426  11,562,677
            Harleysville Savings Financial Corp............   1,426      26,167
            Hawthorn Bancshares, Inc.......................   9,872     137,517

                                     1501

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Financials -- (Continued)
#   HCI Group, Inc.........................................  30,002 $   904,860
    Heartland Financial USA, Inc...........................  12,140     445,781
    Heritage Commerce Corp.................................  52,457     549,749
    Heritage Financial Corp................................  37,102     647,801
#   Heritage Insurance Holdings, Inc.......................  18,493     229,128
*   Hilltop Holdings, Inc.................................. 289,306   6,301,085
    Hingham Institution for Savings........................   1,253     164,143
*   HMN Financial, Inc.....................................  22,385     308,018
#   Home Bancorp, Inc......................................   5,323     154,048
*   HomeStreet, Inc........................................  33,090     737,907
*   HomeTrust Bancshares, Inc..............................  14,464     265,848
    Hope Bancorp, Inc...................................... 229,773   3,531,611
    HopFed Bancorp, Inc....................................  27,899     317,770
    Horace Mann Educators Corp............................. 251,498   8,596,202
    Horizon Bancorp........................................  11,080     304,922
    Huntington Bancshares, Inc.............................   1,986      18,867
    Iberiabank Corp........................................ 106,728   6,667,298
    Independence Holding Co................................  47,444     826,000
    Independent Bank Corp.(453836108)......................  73,364   3,683,606
    Independent Bank Corp.(453838609)......................  43,229     664,862
    Independent Bank Group, Inc............................   3,290     139,035
    Infinity Property & Casualty Corp......................  91,923   7,541,363
#   Interactive Brokers Group, Inc. Class A................  41,338   1,440,216
    International Bancshares Corp.......................... 185,253   5,079,637
*   INTL. FCStone, Inc.....................................  39,944   1,163,968
    Investment Technology Group, Inc.......................  96,034   1,603,768
#   Investors Bancorp, Inc................................. 735,480   8,355,053
    Investors Title Co.....................................   7,764     780,282
#   Janus Capital Group, Inc............................... 430,097   6,494,465
*   KCG Holdings, Inc. Class A............................. 117,812   1,782,496
    Kearny Financial Corp..................................  18,876     245,766
#   Kemper Corp............................................ 174,423   5,977,476
    Kentucky First Federal Bancorp.........................     496       4,097
    Kingstone Cos., Inc....................................   1,214      10,623
*   Ladenburg Thalmann Financial Services, Inc.............  26,435      64,501
    Lake Shore Bancorp, Inc................................   1,066      14,242
#   Lake Sunapee Bank Group................................  16,158     297,954
    Lakeland Bancorp, Inc.................................. 136,571   1,626,561
    Lakeland Financial Corp................................  22,403   1,150,394
    Landmark Bancorp, Inc..................................   2,823      72,692
    LegacyTexas Financial Group, Inc.......................  46,776   1,334,052
    Legg Mason, Inc........................................ 411,511  14,048,986
#*  LendingTree, Inc.......................................   1,619     163,487
#   Leucadia National Corp.................................  14,822     270,650
    Macatawa Bank Corp..................................... 101,517     786,757
    Mackinac Financial Corp................................  14,051     163,694
*   Magyar Bancorp, Inc....................................   6,751      66,025
    Maiden Holdings, Ltd................................... 216,233   3,020,775
    MainSource Financial Group, Inc........................ 118,760   2,644,785
*   Malvern Bancorp, Inc...................................     743      11,635
*   Markel Corp............................................   2,511   2,382,311
    Marlin Business Services Corp..........................  61,664   1,132,151
    MB Financial, Inc...................................... 209,158   8,029,576

                                     1502

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Financials -- (Continued)
*   MBIA, Inc.............................................. 521,142 $ 4,398,438
    MBT Financial Corp.....................................  54,563     490,521
    Mercantile Bank Corp...................................  38,174     961,221
    Merchants Bancshares, Inc..............................  13,907     441,964
#   Mercury General Corp...................................  10,281     569,259
    Meridian Bancorp, Inc..................................  95,330   1,401,351
    Meta Financial Group, Inc..............................  12,662     692,485
*   MGIC Investment Corp................................... 394,009   2,832,925
    Mid Penn Bancorp, Inc..................................     262       4,336
#   MidSouth Bancorp, Inc..................................  29,233     307,239
    MidWestOne Financial Group, Inc........................  16,967     491,195
#*  MSB Financial Corp.....................................   3,419      44,789
    MutualFirst Financial, Inc.............................  17,676     507,831
    Nasdaq, Inc............................................ 101,383   7,173,861
    National Bank Holdings Corp. Class A...................  51,911   1,039,777
    National Interstate Corp...............................  48,648   1,577,655
    National Security Group, Inc. (The)....................     193       3,744
    National Western Life Group, Inc. Class A..............   5,667   1,071,856
#   Navient Corp........................................... 349,496   4,962,843
    Navigators Group, Inc. (The)...........................  76,756   7,189,735
    NBT Bancorp, Inc.......................................  44,948   1,340,349
    Nelnet, Inc. Class A................................... 109,310   4,417,217
    New York Community Bancorp, Inc........................  85,516   1,235,706
*   NewStar Financial, Inc................................. 176,879   1,807,703
*   Nicholas Financial, Inc................................   7,550      80,634
*   NMI Holdings, Inc. Class A.............................  45,959     288,623
    Northeast Bancorp......................................     522       5,758
    Northeast Community Bancorp, Inc.......................  19,340     122,229
#   Northfield Bancorp, Inc................................ 114,229   1,705,439
    Northrim BanCorp, Inc..................................  24,258     688,927
    Northwest Bancshares, Inc.............................. 299,089   4,459,417
#   Norwood Financial Corp.................................   2,565      71,871
    Ocean Shore Holding Co.................................   5,467     120,165
    OceanFirst Financial Corp..............................  40,940     772,128
    OFG Bancorp............................................ 124,853   1,324,690
    Ohio Valley Banc Corp..................................   1,614      35,137
    Old Line Bancshares, Inc...............................   2,048      39,199
    Old National Bancorp................................... 243,860   3,209,198
    Old Republic International Corp........................ 724,023  14,031,566
    Old Second Bancorp, Inc................................  44,785     338,127
    OneBeacon Insurance Group, Ltd. Class A................  69,605     975,166
    Oppenheimer Holdings, Inc. Class A.....................  12,517     197,018
    Opus Bank..............................................  17,123     552,730
    Oritani Financial Corp.................................  93,026   1,508,882
    Pacific Continental Corp...............................  30,278     438,425
*   Pacific Mercantile Bancorp.............................  52,859     361,027
*   Pacific Premier Bancorp, Inc...........................  17,590     424,799
#   PacWest Bancorp........................................ 183,216   7,575,982
    Park Sterling Corp.....................................  90,477     698,482
    Parke Bancorp, Inc.....................................     770      10,410
*   Patriot National Bancorp, Inc..........................     720       9,547
    Peapack Gladstone Financial Corp.......................  27,286     547,630
#   Penns Woods Bancorp, Inc...............................   1,635      69,242

                                     1503

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
#   People's United Financial, Inc....................... 1,012,639 $15,351,607
    Peoples Bancorp of North Carolina, Inc...............     4,643      95,089
    Peoples Bancorp, Inc.................................    39,920     896,204
    Peoples Financial Services Corp......................       341      13,459
*   PHH Corp.............................................   163,796   2,393,060
*   PICO Holdings, Inc...................................    55,800     562,464
    Pinnacle Financial Partners, Inc.....................   146,960   7,805,046
*   Piper Jaffray Cos....................................    42,749   1,767,244
    Popular, Inc.........................................    96,471   3,250,108
#*  PRA Group, Inc.......................................    17,400     484,764
    Preferred Bank.......................................    18,907     617,692
    Premier Financial Bancorp, Inc.......................    17,193     306,723
#   Primerica, Inc.......................................    72,216   3,719,846
    PrivateBancorp, Inc..................................   107,998   4,773,512
    ProAssurance Corp....................................   100,392   5,186,251
    Prosperity Bancshares, Inc...........................   179,918   9,192,011
    Provident Financial Holdings, Inc....................    26,149     509,644
    Provident Financial Services, Inc....................   227,791   4,589,989
    Prudential Bancorp, Inc..............................       156       2,226
    QCR Holdings, Inc....................................     5,585     165,539
#   Radian Group, Inc....................................   439,207   5,665,770
    RE/MAX Holdings, Inc. Class A........................     4,569     197,929
*   Regional Management Corp.............................     8,780     165,064
    Reinsurance Group of America, Inc....................   249,518  24,764,661
    RenaissanceRe Holdings, Ltd..........................   136,374  16,026,672
    Renasant Corp........................................   137,344   4,425,224
    Republic Bancorp, Inc. Class A.......................    16,010     477,258
#*  Republic First Bancorp, Inc..........................     4,394      19,290
    Resource America, Inc. Class A.......................    83,534     813,621
    Riverview Bancorp, Inc...............................    31,757     148,940
#   RLI Corp.............................................    42,200   2,876,774
*   Royal Bancshares of Pennsylvania, Inc. Class A.......     5,264      12,476
    S&T Bancorp, Inc.....................................    87,232   2,223,544
#*  Safeguard Scientifics, Inc...........................    34,352     443,828
    Safety Insurance Group, Inc..........................    70,391   4,483,907
    Salisbury Bancorp, Inc...............................       490      14,636
    Sandy Spring Bancorp, Inc............................    95,300   2,843,752
#*  Santander Consumer USA Holdings, Inc.................    65,000     714,350
    SB Financial Group, Inc..............................     1,320      14,797
*   Seacoast Banking Corp. of Florida....................    12,489     199,449
*   Security National Financial Corp. Class A............    10,210      54,113
*   Select Bancorp, Inc..................................     6,103      49,373
#   Selective Insurance Group, Inc.......................   222,371   8,708,048
    Shore Bancshares, Inc................................     5,614      66,021
    SI Financial Group, Inc..............................    19,230     257,105
    Sierra Bancorp.......................................     8,712     155,771
    Simmons First National Corp. Class A.................   115,564   5,310,166
#*  SLM Corp.............................................    98,617     709,056
    South State Corp.....................................    64,724   4,719,027
*   Southern First Bancshares, Inc.......................    14,863     402,193
    Southern Missouri Bancorp, Inc.......................     2,162      52,774
    Southern National Bancorp of Virginia, Inc...........     1,185      15,796
#   Southside Bancshares, Inc............................    53,270   1,629,529

                                     1504

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Financials -- (Continued)
    Southwest Bancorp, Inc.................................  68,246 $ 1,325,337
    Southwest Georgia Financial Corp.......................     731      11,038
#*  St. Joe Co. (The)......................................   4,463      82,253
    State Auto Financial Corp.............................. 156,245   3,528,012
    State Bank Financial Corp..............................  37,290     815,905
#   Sterling Bancorp....................................... 330,916   5,589,171
    Stewart Information Services Corp......................  63,392   2,713,812
*   Stifel Financial Corp..................................  57,600   2,036,160
#   Stock Yards Bancorp, Inc...............................     750      22,155
    Stonegate Bank.........................................     596      18,887
*   Stratus Properties, Inc................................  26,736     470,286
    Suffolk Bancorp........................................  62,080   2,043,053
    Summit Financial Group, Inc............................   1,109      21,792
*   Sun Bancorp, Inc.......................................  12,817     273,515
    Sussex Bancorp.........................................   7,441     112,359
    Synovus Financial Corp................................. 292,437   8,901,782
    Talmer Bancorp, Inc. Class A...........................   3,607      75,819
    TCF Financial Corp..................................... 464,126   6,307,472
*   Tejon Ranch Co.........................................   1,401      36,804
    Territorial Bancorp, Inc...............................  12,529     337,030
*   Texas Capital Bancshares, Inc..........................  41,034   1,991,790
    TheStreet, Inc......................................... 111,197     123,429
    Timberland Bancorp, Inc................................  53,671     803,455
    Tiptree Financial, Inc. Class A........................ 136,453     712,285
#   Tompkins Financial Corp................................  14,598   1,061,859
    Towne Bank.............................................  56,914   1,306,176
    Trico Bancshares.......................................  37,494     975,594
*   Trinity Place Holdings, Inc............................  25,941     210,900
#*  TriState Capital Holdings, Inc.........................   8,249     117,713
    TrustCo Bank Corp. NY.................................. 202,615   1,343,337
#   Trustmark Corp......................................... 176,977   4,619,100
#   UMB Financial Corp.....................................  25,764   1,427,583
    Umpqua Holdings Corp................................... 758,848  11,557,255
*   Unico American Corp....................................  35,600     369,528
    Union Bankshares Corp.................................. 200,632   5,384,963
    United Bancshares, Inc.................................     590      11,068
#   United Bankshares, Inc................................. 125,233   4,796,424
    United Community Bancorp...............................     870      12,898
    United Community Banks, Inc............................  62,148   1,195,728
    United Community Financial Corp........................ 164,340   1,091,218
    United Financial Bancorp, Inc.......................... 141,505   1,860,791
    United Fire Group, Inc................................. 108,057   4,538,394
#   United Insurance Holdings Corp.........................  17,304     274,441
*   United Security Bancshares.............................   1,639       9,867
    Unity Bancorp, Inc.....................................  24,614     310,629
    Universal Insurance Holdings, Inc......................  49,436   1,074,739
    Univest Corp. of Pennsylvania..........................  30,517     643,604
    Validus Holdings, Ltd.................................. 261,365  12,919,272
#   Valley National Bancorp................................ 390,014   3,537,427
    VSB Bancorp, Inc.......................................   1,262      16,204
*   Walker & Dunlop, Inc...................................  89,820   2,126,039
    Washington Federal, Inc................................ 326,323   8,158,075
    Washington Trust Bancorp, Inc..........................  17,053     647,332

                                     1505

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                         SHARES      VALUE+
                                                         ------- --------------
Financials -- (Continued)
    WashingtonFirst Bankshares, Inc.....................     492 $       11,808
    Waterstone Financial, Inc...........................  27,446        430,353
    Wayne Savings Bancshares, Inc.......................   1,300         16,900
#   Webster Financial Corp.............................. 209,439      7,531,426
    WesBanco, Inc....................................... 204,893      6,335,292
    West BanCorp, Inc...................................  90,568      1,720,792
#   Westamerica Bancorporation..........................     551         25,919
*   Western Alliance Bancorp............................ 109,770      3,735,473
    Westfield Financial, Inc............................  99,522        783,238
    White Mountains Insurance Group, Ltd................     615        505,112
    Wilshire Bancorp, Inc............................... 178,254      1,914,448
    Wintrust Financial Corp............................. 182,739      9,648,619
#   WR Berkley Corp..................................... 223,655     13,014,484
    WSFS Financial Corp.................................  28,356        997,848
    WVS Financial Corp..................................   1,304         15,322
    Yadkin Financial Corp...............................  36,141        910,392
    Zions Bancorporation................................ 776,617     21,652,082
                                                                 --------------
Total Financials........................................          1,022,215,879
                                                                 --------------
Health Care -- (5.1%)
#   Aceto Corp.......................................... 162,117      4,168,028
*   Addus HomeCare Corp.................................  62,264      1,174,299
*   Adverum Biotechnologies, Inc........................   3,552         12,858
#*  Air Methods Corp....................................  80,458      2,678,447
#*  Albany Molecular Research, Inc...................... 137,879      1,990,973
*   Alere, Inc.......................................... 177,374      6,651,525
*   Allied Healthcare Products, Inc.....................  26,236         17,192
*   Almost Family, Inc..................................  21,760        865,830
#*  Amedisys, Inc.......................................  97,525      5,222,464
*   American Shared Hospital Services...................   8,624         18,110
#*  AMN Healthcare Services, Inc........................  66,419      2,809,524
#*  Amphastar Pharmaceuticals, Inc......................  13,636        220,630
*   Amsurg Corp......................................... 150,495     11,288,630
    Analogic Corp.......................................  32,605      2,739,472
*   AngioDynamics, Inc..................................  78,156      1,296,608
*   Anika Therapeutics, Inc.............................  68,061      3,397,605
*   Arrhythmia Research Technology, Inc.................   1,132          4,783
*   Bio-Rad Laboratories, Inc. Class A..................   5,100        739,959
*   BioScrip, Inc.......................................  32,576         83,395
*   BioTelemetry, Inc................................... 104,382      1,985,346
#*  Brookdale Senior Living, Inc........................ 106,300      1,963,361
#*  Cambrex Corp........................................  93,143      4,881,625
    Cantel Medical Corp................................. 121,605      8,141,455
#*  Capital Senior Living Corp.......................... 124,300      2,421,364
*   Centene Corp........................................  21,670      1,528,818
#*  Chimerix, Inc.......................................  40,300        160,797
#*  Community Health Systems, Inc.......................  31,374        400,646
*   Concert Pharmaceuticals, Inc........................   8,444         97,022
#   CONMED Corp......................................... 176,339      7,166,417
*   Cross Country Healthcare, Inc.......................  12,458        182,136
    CryoLife, Inc.......................................  63,279        921,975
#*  Cumberland Pharmaceuticals, Inc.....................  70,966        334,960
*   Cutera, Inc.........................................  62,289        672,098

                                     1506

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Health Care -- (Continued)
#*          Cynosure, Inc. Class A.........................  60,504 $ 3,325,300
#*          Dicerna Pharmaceuticals, Inc...................   4,682      15,029
            Digirad Corp...................................  50,370     295,168
#*          Electromed, Inc................................   7,681      33,796
#*          Emergent Biosolutions, Inc..................... 109,937   3,670,796
#           Ensign Group, Inc. (The).......................  12,114     260,451
*           Enzo Biochem, Inc..............................  83,686     583,291
*           Exactech, Inc..................................   9,921     268,165
*           Five Star Quality Care, Inc.................... 116,164     275,309
*           Haemonetics Corp............................... 120,942   3,666,961
*           Halyard Health, Inc............................ 125,037   4,325,030
*           Harvard Bioscience, Inc........................ 134,004     381,911
*           HealthStream, Inc..............................  11,070     268,226
*           Healthways, Inc................................ 122,561   2,063,927
*           HMS Holdings Corp.............................. 111,687   2,220,338
*           Hologic, Inc................................... 139,108   5,354,267
*           ICU Medical, Inc...............................   7,144     834,133
*           Impax Laboratories, Inc........................   6,954     218,495
#*          InfuSystems Holdings, Inc......................  10,062      29,683
*           Integer Holdings Corp.......................... 126,414   2,807,655
#*          Integra LifeSciences Holdings Corp.............  28,295   2,384,420
#           Invacare Corp.................................. 110,111   1,268,479
*           IRIDEX Corp....................................  10,837     175,668
*           Juniper Pharmaceuticals, Inc...................   3,041      22,929
#*          K2M Group Holdings, Inc........................   7,023     117,705
            Kewaunee Scientific Corp.......................   9,996     202,419
#           Kindred Healthcare, Inc........................ 205,085   2,514,342
#*          Lannett Co., Inc...............................  82,573   2,577,929
            LeMaitre Vascular, Inc.........................  50,529     869,099
*           LHC Group, Inc.................................  39,082   1,768,851
*           LifePoint Health, Inc.......................... 217,249  12,856,796
*           Luminex Corp...................................   4,224      90,520
*           Magellan Health, Inc...........................  76,461   5,235,285
(degrees)*  Medcath Corp................................... 116,120          --
#*          Medicines Co. (The)............................   9,328     364,818
#*          MediciNova, Inc................................  18,247     113,131
*           Merit Medical Systems, Inc.....................  73,351   1,719,347
*           Misonix, Inc...................................  28,468     169,385
#*          Molina Healthcare, Inc......................... 160,780   9,133,912
            National HealthCare Corp.......................   6,011     388,311
#*          Natus Medical, Inc............................. 114,130   4,488,733
#*          NuVasive, Inc..................................  20,938   1,302,344
*           Nuvectra Corp..................................  42,138     278,532
*           Omnicell, Inc.................................. 104,572   4,044,845
*           OraSure Technologies, Inc......................  63,167     430,799
*           Orthofix International NV......................   7,277     344,930
#           Owens & Minor, Inc............................. 172,145   6,147,298
            PDL BioPharma, Inc............................. 109,859     386,704
*           PharMerica Corp................................ 150,112   3,986,975
*           Prestige Brands Holdings, Inc.................. 197,818  10,583,263
#*          Providence Service Corp. (The).................  42,964   2,078,169
*           PTC Therapeutics, Inc..........................  48,200     287,754
*           Quorum Health Corp.............................  48,605     529,308

                                     1507

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES     VALUE+
                                                          ------- ------------
Health Care -- (Continued)
*   Repligen Corp........................................  15,741 $    450,193
#*  RTI Surgical, Inc.................................... 145,737      473,645
*   Sagent Pharmaceuticals, Inc..........................  15,300      331,857
*   SciClone Pharmaceuticals, Inc........................ 188,035    1,985,650
*   SeaSpine Holdings Corp...............................   9,026       86,830
*   Select Medical Holdings Corp......................... 225,563    2,593,974
#*  Sorrento Therapeutics, Inc...........................  26,050      163,854
    Span-America Medical Systems, Inc....................  11,705      206,242
*   Spectrum Pharmaceuticals, Inc........................   6,588       45,260
#*  Stemline Therapeutics, Inc...........................   7,479       55,345
*   Sucampo Pharmaceuticals, Inc. Class A................  36,738      431,671
*   Surmodics, Inc.......................................  14,010      384,294
    Teleflex, Inc........................................  63,027   11,364,398
*   Tenax Therapeutics, Inc..............................   2,650        6,519
#*  Tetraphase Pharmaceuticals, Inc......................  24,450       98,289
#*  Triple-S Management Corp. Class B....................  89,437    2,222,509
    Universal American Corp.............................. 351,038    2,688,951
    Utah Medical Products, Inc...........................   1,047       68,128
*   VCA, Inc.............................................  49,728    3,547,596
*   WellCare Health Plans, Inc...........................  11,235    1,199,898
*   Zogenix, Inc.........................................   3,927       35,854
                                                                  ------------
Total Health Care........................................          212,440,240
                                                                  ------------
Industrials -- (18.7%)
    AAR Corp............................................. 153,489    3,708,294
    ABM Industries, Inc.................................. 122,383    4,553,871
    Acacia Research Corp.................................   8,485       45,904
*   ACCO Brands Corp..................................... 258,640    2,907,114
    Acme United Corp.....................................   2,645       57,291
#   Actuant Corp. Class A................................  74,304    1,764,720
#*  AECOM................................................ 454,194   16,119,345
*   Aegion Corp.......................................... 121,114    2,485,259
*   AeroCentury Corp.....................................   8,557       78,938
#*  Aerovironment, Inc...................................  91,834    2,603,494
    AGCO Corp............................................ 213,558   10,284,953
#   Air Lease Corp....................................... 323,272    9,313,466
*   Air Transport Services Group, Inc.................... 233,206    3,376,823
    Alamo Group, Inc.....................................  66,141    4,440,045
    Alaska Air Group, Inc................................ 105,642    7,101,255
    Albany International Corp. Class A...................  70,579    2,987,609
    Allied Motion Technologies, Inc......................   1,975       44,675
    Altra Industrial Motion Corp......................... 123,243    3,500,101
    AMERCO...............................................  68,098   26,933,440
*   Ameresco, Inc. Class A...............................  10,270       50,837
#   American Railcar Industries, Inc..................... 107,451    4,514,017
    American Science & Engineering, Inc..................   4,148      153,103
*   American Woodmark Corp...............................  30,060    2,231,354
*   AMREP Corp...........................................   8,943       50,170
#   Apogee Enterprises, Inc.............................. 131,315    6,138,976
#   Applied Industrial Technologies, Inc................. 101,974    4,787,679
*   ARC Document Solutions, Inc..........................  88,494      348,666
    ArcBest Corp.........................................  92,842    1,737,074
    Argan, Inc...........................................  36,827    1,698,830

                                     1508

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Industrials -- (Continued)
*   Armstrong Flooring, Inc..............................   1,009 $    20,109
    Astec Industries, Inc................................  56,010   3,376,283
*   Atlas Air Worldwide Holdings, Inc....................  73,153   3,162,404
*   Avalon Holdings Corp. Class A........................   8,853      19,698
*   Avis Budget Group, Inc............................... 417,565  15,337,162
    AZZ, Inc.............................................  12,191     756,817
#*  Babcock & Wilcox Enterprises, Inc....................  24,027     369,055
    Barnes Group, Inc.................................... 129,750   4,921,418
    Barrett Business Services, Inc.......................   9,363     402,422
*   Beacon Roofing Supply, Inc...........................  66,669   3,134,776
#*  BMC Stock Holdings, Inc..............................   7,031     143,081
    Brady Corp. Class A..................................  78,318   2,517,141
    Briggs & Stratton Corp............................... 151,729   3,448,800
    Brink's Co. (The)....................................  18,055     592,565
*   CAI International, Inc...............................  36,436     312,621
*   CBIZ, Inc............................................ 175,900   1,901,479
    CDI Corp.............................................  68,800     434,816
    CECO Environmental Corp..............................  44,529     411,893
    Celadon Group, Inc...................................  89,330     737,866
*   Chart Industries, Inc................................  56,556   1,697,811
    Chicago Rivet & Machine Co...........................   1,983      54,731
#   CIRCOR International, Inc............................  59,669   3,397,553
#*  Clean Harbors, Inc................................... 122,302   6,288,769
*   Colfax Corp.......................................... 115,483   3,390,581
    Columbus McKinnon Corp...............................  55,254     916,664
    Comfort Systems USA, Inc.............................  53,059   1,611,932
#*  Commercial Vehicle Group, Inc........................   3,500      14,490
    CompX International, Inc.............................   5,744      68,354
*   Continental Building Products, Inc...................   4,141      97,106
*   Continental Materials Corp...........................   1,419      23,797
#   Copa Holdings SA Class A.............................  53,453   3,581,351
#   Covanta Holding Corp................................. 360,046   5,767,937
*   Covenant Transportation Group, Inc. Class A..........  76,284   1,718,679
*   CPI Aerostructures, Inc..............................  26,377     174,088
*   CRA International, Inc...............................  29,637     818,574
    Crane Co.............................................   9,638     600,447
    Cubic Corp...........................................  29,793   1,216,746
    Curtiss-Wright Corp.................................. 182,346  16,226,971
*   DigitalGlobe, Inc.................................... 120,429   3,246,766
    Douglas Dynamics, Inc................................  72,976   1,955,757
*   Ducommun, Inc........................................  37,500     725,250
#*  Dycom Industries, Inc................................ 161,441  15,183,526
    Dynamic Materials Corp...............................  10,446     106,967
    Eastern Co. (The)....................................  34,260     604,004
*   Echo Global Logistics, Inc...........................  40,454   1,001,641
    Ecology and Environment, Inc. Class A................   7,348      73,333
    EMCOR Group, Inc.....................................  20,058   1,117,231
    Encore Wire Corp..................................... 119,350   4,479,206
*   Energy Recovery, Inc.................................  19,957     213,540
    EnerSys..............................................  97,033   6,050,008
*   Engility Holdings, Inc...............................  31,020     900,821
    Ennis, Inc........................................... 132,806   2,300,200
    EnPro Industries, Inc................................  71,278   3,260,969

                                     1509

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Industrials -- (Continued)
    ESCO Technologies, Inc...............................    72,124 $ 3,054,451
#   Espey Manufacturing & Electronics Corp...............    13,355     346,763
    Essendant, Inc.......................................    56,192   1,126,088
#*  Esterline Technologies Corp..........................   115,400   7,019,782
    Federal Signal Corp..................................   314,860   4,140,409
#   Fluor Corp...........................................   183,894   9,842,007
    Forward Air Corp.....................................    16,501     763,666
*   Franklin Covey Co....................................    93,603   1,536,961
    Franklin Electric Co., Inc...........................    25,305     979,810
    FreightCar America, Inc..............................    41,247     614,580
*   FTI Consulting, Inc..................................   152,567   6,535,970
    G&K Services, Inc. Class A...........................    81,583   6,543,772
#   GATX Corp............................................   210,036   9,394,910
*   Gencor Industries, Inc...............................    32,703     575,573
#   General Cable Corp...................................   123,904   1,825,106
#*  Genesee & Wyoming, Inc. Class A......................   159,700  10,340,575
*   Gibraltar Industries, Inc............................   148,815   5,250,193
*   GP Strategies Corp...................................    88,223   1,849,154
    Graham Corp..........................................       400       7,208
    Granite Construction, Inc............................   151,342   7,533,805
#*  Great Lakes Dredge & Dock Corp.......................   186,302     827,181
#   Greenbrier Cos., Inc. (The)..........................   116,098   3,811,497
#   Griffon Corp.........................................   273,394   4,685,973
    H&E Equipment Services, Inc..........................   141,763   2,639,627
    Hardinge, Inc........................................    43,420     438,542
#*  Hawaiian Holdings, Inc...............................   169,532   7,718,792
    Heidrick & Struggles International, Inc..............    35,018     681,450
*   Herc Holdings, Inc...................................     1,466      51,823
*   Heritage-Crystal Clean, Inc..........................     3,997      50,402
*   Hertz Global Holdings, Inc...........................     4,399     214,143
*   Hill International, Inc..............................    99,231     413,793
    Houston Wire & Cable Co..............................    99,680     578,144
*   Hub Group, Inc. Class A..............................   110,401   4,519,817
    Hudson Global, Inc...................................    49,350     100,181
*   Hudson Technologies, Inc.............................    37,176     182,906
    Hurco Cos., Inc......................................    31,863     848,512
*   Huron Consulting Group, Inc..........................    57,308   3,522,723
    Hyster-Yale Materials Handling, Inc..................    48,502   3,093,943
*   ICF International, Inc...............................    54,669   2,262,203
*   IES Holdings, Inc....................................     1,429      22,221
*   InnerWorkings, Inc...................................    42,137     358,586
*   Innovative Solutions & Support, Inc..................     5,621      15,907
    Insteel Industries, Inc..............................    72,966   2,538,487
#*  Intersections, Inc...................................    52,464      91,287
    ITT, Inc.............................................    75,158   2,383,260
*   Jacobs Engineering Group, Inc........................   431,678  23,103,407
*   JetBlue Airways Corp................................. 1,104,346  20,242,662
    Kadant, Inc..........................................    64,437   3,540,169
#   Kaman Corp...........................................    70,832   3,057,109
    KAR Auction Services, Inc............................    22,900     979,433
    KBR, Inc.............................................    19,462     272,857
    Kelly Services, Inc. Class A.........................    94,419   1,932,757
#   Kennametal, Inc......................................    68,587   1,705,073

                                     1510

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Industrials -- (Continued)
*   Key Technology, Inc..................................  13,376 $   129,747
    Kforce, Inc..........................................   1,297      23,164
    Kimball International, Inc. Class B.................. 137,692   1,568,312
#*  Kirby Corp........................................... 164,177   8,946,005
#*  KLX, Inc............................................. 104,830   3,386,009
#   Knight Transportation, Inc........................... 198,312   5,915,647
    Korn/Ferry International............................. 143,145   3,293,766
#*  Kratos Defense & Security Solutions, Inc............. 110,363     486,701
*   Lawson Products, Inc.................................  29,568     484,915
#*  Layne Christensen Co.................................  40,147     321,176
    LB Foster Co. Class A................................  26,726     280,088
#*  LMI Aerospace, Inc...................................  48,967     380,963
    LS Starrett Co. (The) Class A........................  16,217     194,766
    LSI Industries, Inc.................................. 111,727   1,224,528
*   Lydall, Inc.......................................... 107,340   4,795,951
    Macquarie Infrastructure Corp........................  44,402   3,403,413
    Manitowoc Co., Inc. (The)............................  91,030     507,037
*   Manitowoc Foodservice, Inc...........................  91,030   1,669,490
    ManpowerGroup, Inc................................... 116,911   8,113,623
    Marten Transport, Ltd................................ 243,892   5,280,262
#*  MasTec, Inc.......................................... 222,715   5,445,382
*   Mastech Holdings, Inc................................     508       3,896
    Matson, Inc.......................................... 196,521   7,343,990
    Matthews International Corp. Class A.................  90,445   5,436,649
    McGrath RentCorp.....................................  70,821   2,257,065
*   Mercury Systems, Inc................................. 112,774   2,923,102
*   MFRI, Inc............................................  43,520     332,058
    Miller Industries, Inc...............................  59,589   1,278,780
*   Mistras Group, Inc...................................  19,959     500,173
#   Mobile Mini, Inc..................................... 198,332   6,447,773
*   Moog, Inc. Class A...................................  53,788   2,962,105
*   Moog, Inc. Class B...................................   3,308     181,973
*   MRC Global, Inc...................................... 430,953   5,701,508
    Mueller Industries, Inc.............................. 161,871   5,510,089
    Mueller Water Products, Inc. Class A................. 318,498   3,777,386
#   Multi-Color Corp.....................................  36,176   2,336,246
*   MYR Group, Inc.......................................  70,256   1,733,216
    National Presto Industries, Inc......................   1,658     148,457
*   Navigant Consulting, Inc............................. 134,641   2,653,774
*   NL Industries, Inc...................................  37,233     110,582
#   NN, Inc.............................................. 139,284   2,349,721
*   Northwest Pipe Co....................................  25,417     287,212
#*  NOW, Inc.............................................  26,061     477,177
*   On Assignment, Inc................................... 187,664   6,934,185
    Orbital ATK, Inc..................................... 102,899   8,964,561
*   Orion Marine Group, Inc..............................  33,247     187,846
    Oshkosh Corp......................................... 188,184  10,367,057
    Owens Corning........................................ 367,806  19,460,615
*   PAM Transportation Services, Inc.....................  26,302     526,829
    Park-Ohio Holdings Corp..............................   1,185      35,289
*   Patrick Industries, Inc..............................  10,855     700,799
*   Patriot Transportation Holding, Inc..................   8,714     183,343
    Powell Industries, Inc...............................  22,541     830,410

                                     1511

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Industrials -- (Continued)
    Preformed Line Products Co...........................  17,821 $   870,912
#   Primoris Services Corp...............................  69,506   1,254,583
    Providence and Worcester Railroad Co.................  13,495     214,840
    Quad/Graphics, Inc...................................  77,501   1,965,425
    Quanex Building Products Corp........................  77,528   1,549,785
#*  Quanta Services, Inc................................. 539,644  13,814,886
*   Radiant Logistics, Inc...............................  13,536      42,774
    Raven Industries, Inc................................  54,215   1,125,503
#*  RBC Bearings, Inc....................................     312      23,721
    RCM Technologies, Inc................................  84,554     487,031
    Regal Beloit Corp....................................  96,998   5,917,848
    Resources Connection, Inc............................  90,085   1,342,267
*   Roadrunner Transportation Systems, Inc...............  47,757     361,521
*   RPX Corp.............................................  56,186     565,793
*   Rush Enterprises, Inc. Class A....................... 197,465   4,537,746
*   Rush Enterprises, Inc. Class B.......................  51,902   1,210,874
    Ryder System, Inc.................................... 233,530  15,389,627
*   Saia, Inc............................................ 134,141   3,875,334
    Servotronics, Inc....................................   6,561      58,983
*   SIFCO Industries, Inc................................  14,049     119,557
    Simpson Manufacturing Co., Inc....................... 102,752   4,192,282
    SkyWest, Inc......................................... 240,109   6,907,936
*   SP Plus Corp.........................................     488      11,727
*   Sparton Corp.........................................  56,079   1,167,004
#*  Spirit Airlines, Inc.................................  47,731   2,040,500
#   SPX Corp.............................................  66,528   1,007,234
*   SPX FLOW, Inc........................................  10,087     275,173
    Standex International Corp...........................  62,560   5,555,328
    Steelcase, Inc. Class A.............................. 206,657   2,996,527
*   Sterling Construction Co., Inc.......................  53,119     309,153
    Supreme Industries, Inc. Class A.....................  31,849     535,063
#*  Swift Transportation Co.............................. 104,180   2,005,465
#*  Taylor Devices, Inc..................................     806      15,322
#*  Team, Inc............................................  42,189   1,164,838
*   Teledyne Technologies, Inc...........................  11,391   1,196,055
    Terex Corp........................................... 202,016   4,876,666
    Tetra Tech, Inc...................................... 133,950   4,410,974
*   Thermon Group Holdings, Inc..........................  63,953   1,290,572
    Titan International, Inc.............................  91,439     604,412
#*  Titan Machinery, Inc.................................  52,582     589,444
*   TRC Cos., Inc........................................  75,917     532,937
*   TriMas Corp.......................................... 127,420   2,276,995
#   Trinity Industries, Inc.............................. 554,828  12,877,558
    Triton International, Ltd............................ 110,498   1,855,261
#   Triumph Group, Inc................................... 133,697   4,121,879
*   TrueBlue, Inc........................................  97,479   2,176,706
*   Tutor Perini Corp.................................... 142,444   3,578,193
    Twin Disc, Inc.......................................  43,496     410,167
*   Ultralife Corp.......................................  43,097     187,472
    UniFirst Corp........................................  54,384   6,356,402
*   United Rentals, Inc.................................. 117,359   9,349,992
    Universal Forest Products, Inc.......................  87,386   9,448,174
#   Universal Logistics Holdings, Inc....................  11,902     177,935

                                     1512

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES     VALUE+
                                                          ------- ------------
Industrials -- (Continued)
    US Ecology, Inc......................................   2,197 $     99,524
#*  USA Truck, Inc.......................................  62,091    1,197,114
    Valmont Industries, Inc..............................  10,914    1,429,188
*   Vectrus, Inc.........................................   8,327      259,386
#*  Veritiv Corp.........................................   6,153      259,780
    Viad Corp............................................ 103,803    3,614,420
*   Virco Manufacturing Corp.............................  23,168      104,488
    VSE Corp.............................................   4,038      256,655
#*  Wabash National Corp................................. 188,853    2,734,591
*   Waste Connections Inc................................ 238,147   17,737,189
    Watts Water Technologies, Inc. Class A............... 112,276    6,944,271
#   Werner Enterprises, Inc.............................. 195,831    4,919,275
#*  Wesco Aircraft Holdings, Inc.........................  36,687      471,428
#*  WESCO International, Inc.............................  42,716    2,380,990
*   Westport Fuel Systems, Inc...........................  98,554      136,005
*   Willdan Group, Inc...................................  16,551      175,606
#*  Willis Lease Finance Corp............................  36,581      987,687
#*  XPO Logistics, Inc...................................  61,862    1,832,352
                                                                  ------------
Total Industrials........................................          784,634,275
                                                                  ------------
Information Technology -- (11.8%)
*   Actua Corp........................................... 274,276    2,737,274
#*  Acxiom Corp.......................................... 186,711    4,285,017
    ADTRAN, Inc.......................................... 143,608    2,613,666
*   Advanced Energy Industries, Inc......................  74,513    3,034,169
*   Agilysys, Inc........................................ 115,206    1,315,653
*   Alpha & Omega Semiconductor, Ltd.....................  76,154    1,088,241
    American Software, Inc. Class A......................  19,941      219,949
*   Amkor Technology, Inc................................ 289,066    1,818,225
#*  Amtech Systems, Inc..................................  35,701      217,419
*   Anixter International, Inc...........................  10,992      673,590
*   Arrow Electronics, Inc............................... 352,233   23,419,972
    AstroNova, Inc.......................................  24,190      384,379
*   Aviat Networks, Inc..................................   6,622       50,460
    Avnet, Inc........................................... 434,734   17,867,567
    AVX Corp............................................. 151,637    2,071,361
*   Aware, Inc...........................................  46,523      222,845
*   Axcelis Technologies, Inc............................  60,776      650,303
*   AXT, Inc............................................. 143,483      538,061
*   Bankrate, Inc........................................ 110,461      880,374
    Bel Fuse, Inc. Class A...............................   9,604      163,652
    Bel Fuse, Inc. Class B...............................  23,695      485,511
    Belden, Inc..........................................   6,643      486,334
*   Benchmark Electronics, Inc........................... 204,163    4,785,581
    Black Box Corp.......................................  42,802      584,247
*   Blucora, Inc......................................... 156,597    1,598,855
*   BroadVision, Inc.....................................  17,483      105,248
    Brocade Communications Systems, Inc.................. 813,930    7,569,549
    Brooks Automation, Inc............................... 176,037    2,205,744
*   BSQUARE Corp.........................................  39,695      208,002
    Cabot Microelectronics Corp..........................   4,043      212,743
*   CACI International, Inc. Class A..................... 127,408   12,145,805
*   Calix, Inc...........................................  64,906      501,074

                                     1513

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Information Technology -- (Continued)
*   Ceva, Inc............................................     810 $    24,349
*   Ciber, Inc........................................... 105,285     147,399
#*  Cirrus Logic, Inc.................................... 146,771   7,131,603
    ClearOne, Inc........................................     500       6,180
*   Coherent, Inc........................................  36,123   3,830,844
    Cohu, Inc............................................  83,131     877,863
*   CommerceHub, Inc. Series A...........................  14,078     198,494
#*  CommerceHub, Inc. Series C...........................  28,155     394,173
    Communications Systems, Inc..........................  33,507     245,941
#   Computer Sciences Corp...............................   5,353     256,034
    Computer Task Group, Inc.............................   2,134      10,478
#*  comScore, Inc........................................  19,172     497,513
    Comtech Telecommunications Corp......................  48,373     632,235
    Concurrent Computer Corp.............................  33,012     169,021
#   Convergys Corp....................................... 496,845  13,240,919
*   CoreLogic, Inc....................................... 130,275   5,247,477
#*  Covisint Corp........................................  12,802      28,036
*   Cray, Inc............................................  66,170   2,088,325
*   Cree, Inc............................................ 213,075   6,093,945
#   CSG Systems International, Inc.......................  49,487   1,992,347
    CSP, Inc.............................................   4,766      39,844
    CTS Corp.............................................  83,220   1,590,334
*   CyberOptics Corp.....................................  61,209   1,057,079
#   Cypress Semiconductor Corp........................... 210,758   2,453,223
    Daktronics, Inc......................................  59,125     382,539
*   Datalink Corp........................................  69,209     593,813
*   Demand Media, Inc.................................... 108,124     626,038
*   DHI Group, Inc....................................... 271,220   1,977,194
*   Digi International, Inc..............................  95,074   1,056,272
*   Diodes, Inc..........................................  97,286   1,800,764
*   DSP Group, Inc....................................... 104,784   1,134,811
    DST Systems, Inc.....................................     419      51,675
*   DTS, Inc.............................................  21,257     590,732
    EarthLink Holdings Corp.............................. 123,387     836,564
*   EchoStar Corp. Class A............................... 141,372   5,506,439
*   Edgewater Technology, Inc............................  73,779     640,402
    Electro Rent Corp....................................  80,910   1,251,678
*   Electro Scientific Industries, Inc................... 102,976     697,148
#*  Electronics for Imaging, Inc......................... 174,353   7,722,094
*   Emcore Corp..........................................  50,469     327,039
#*  EnerNOC, Inc.........................................   2,838      21,228
*   Entegris, Inc........................................ 315,426   5,390,630
    Epiq Systems, Inc.................................... 139,749   2,283,499
*   ePlus, Inc...........................................  38,358   3,226,291
*   Euronet Worldwide, Inc...............................  38,149   2,909,243
*   Everyday Health, Inc.................................   8,373      68,324
    Evolving Systems, Inc................................   1,978      10,266
*   Exar Corp............................................ 112,673     944,200
*   ExlService Holdings, Inc.............................   4,788     237,054
*   Extreme Networks, Inc................................  90,664     352,683
*   Fabrinet.............................................  96,657   3,649,768
*   Fairchild Semiconductor International, Inc........... 375,794   7,418,174
*   FARO Technologies, Inc...............................  14,783     515,631

                                     1514

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Information Technology -- (Continued)
*   Finisar Corp......................................... 290,787 $ 5,455,164
#*  First Solar, Inc..................................... 303,312  14,158,604
*   Flextronics International, Ltd....................... 906,966  11,491,259
*   FormFactor, Inc...................................... 233,227   2,180,672
*   Frequency Electronics, Inc...........................  28,958     310,430
*   GigPeak, Inc.........................................  25,955      49,055
*   GSE Systems, Inc.....................................  23,168      54,213
#*  GSI Technology, Inc..................................  63,460     309,050
    Hackett Group, Inc. (The)............................ 197,804   2,648,596
#*  Harmonic, Inc........................................ 241,647     795,019
*   Higher One Holdings, Inc.............................  20,657     105,970
#*  Hutchinson Technology, Inc...........................  65,098     128,243
    IAC/InterActiveCorp.................................. 161,827   9,379,493
*   ID Systems, Inc......................................  23,847     119,473
*   II-VI, Inc...........................................  77,315   1,554,032
*   Imation Corp.........................................  87,814      92,205
#*  Immersion Corp.......................................   7,940      59,629
    Ingram Micro, Inc. Class A........................... 553,452  18,950,196
*   Innodata, Inc........................................     600       1,518
*   Insight Enterprises, Inc............................. 137,520   3,658,032
*   Integrated Device Technology, Inc....................  97,100   2,135,229
*   Internap Corp........................................ 199,135     442,080
    Intersil Corp. Class A............................... 375,939   5,744,348
#*  Intevac, Inc.........................................  98,759     565,889
*   IntraLinks Holdings, Inc............................. 104,549     727,661
*   IntriCon Corp........................................  13,375      71,958
*   Iteris, Inc..........................................     600       2,088
*   Itron, Inc...........................................  32,663   1,394,383
*   Ixia.................................................  60,261     693,002
    IXYS Corp............................................ 105,110   1,149,903
#   Jabil Circuit, Inc................................... 577,300  11,748,055
*   Kemet Corp...........................................  36,664     126,124
*   Key Tronic Corp......................................  54,827     413,396
*   Kimball Electronics, Inc............................. 103,269   1,303,255
*   Knowles Corp.........................................  14,076     189,181
*   Kulicke & Soffa Industries, Inc...................... 173,914   2,184,360
*   KVH Industries, Inc..................................  85,160     772,401
#*  Lattice Semiconductor Corp........................... 311,711   1,873,383
#   Leidos Holdings, Inc.................................   5,850     292,559
    Lexmark International, Inc. Class A.................. 187,685   6,882,409
*   LGL Group, Inc. (The)................................   9,433      33,487
*   Limelight Networks, Inc.............................. 146,101     246,911
*   Liquidity Services, Inc..............................  68,900     556,712
*   Lumentum Holdings, Inc...............................     528      15,972
    ManTech International Corp. Class A..................  68,973   2,725,123
*   Marchex, Inc. Class B................................  81,138     257,207
    Marvell Technology Group, Ltd........................ 118,761   1,395,442
#*  MaxLinear, Inc. Class A..............................   4,091      89,225
#*  Maxwell Technologies, Inc............................   9,295      51,123
*   MeetMe, Inc..........................................  80,488     517,538
    Mentor Graphics Corp................................. 182,647   3,901,340
    Methode Electronics, Inc............................. 159,696   5,594,151
#*  Microsemi Corp....................................... 136,043   5,305,677

                                     1515

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
Information Technology -- (Continued)
    MKS Instruments, Inc................................. 172,747 $7,891,083
    MOCON, Inc...........................................   1,300     18,837
*   ModusLink Global Solutions, Inc...................... 122,001    156,161
*   Monster Worldwide, Inc............................... 319,402    808,087
*   Nanometrics, Inc.....................................  33,031    661,941
*   NAPCO Security Technologies, Inc.....................  41,796    303,857
    NCI, Inc. Class A....................................   1,900     24,111
*   NCR Corp.............................................  38,628  1,273,565
#*  NeoPhotonics Corp.................................... 124,346  1,560,542
#*  NETGEAR, Inc.........................................  98,253  5,053,152
#*  Netscout Systems, Inc................................   6,955    194,601
*   Novanta, Inc.........................................  31,385    493,058
    NVE Corp.............................................     502     28,634
*   ON Semiconductor Corp................................ 587,838  5,896,015
    Optical Cable Corp...................................  58,486    129,254
#*  OSI Systems, Inc.....................................  55,815  3,319,318
*   PAR Technology Corp..................................  60,369    310,900
    Park Electrochemical Corp............................  15,079    244,280
    PC Connection, Inc................................... 219,186  5,657,191
    PC-Tel, Inc..........................................  66,595    337,637
*   PCM, Inc............................................. 111,274  1,849,374
*   PDF Solutions, Inc...................................  13,668    225,522
*   Perceptron, Inc......................................  67,432    329,068
*   Perficient, Inc......................................  88,654  1,969,892
*   Photronics, Inc...................................... 225,311  2,176,504
*   Plexus Corp..........................................  66,406  3,050,692
*   Polycom, Inc......................................... 297,830  3,690,114
*   PRGX Global, Inc.....................................   6,277     29,816
*   Progress Software Corp...............................  38,542  1,120,031
    QAD, Inc. Class B....................................     465      8,249
*   QLogic Corp.......................................... 215,750  3,348,440
*   Qorvo, Inc...........................................  96,461  6,099,229
*   Qualstar Corp........................................  10,759     50,782
*   QuinStreet, Inc......................................   1,620      5,881
*   Qumu Corp............................................  15,267     56,641
*   Radisys Corp.........................................  22,121    106,623
#*  Rambus, Inc..........................................  84,244  1,138,979
*   RealNetworks, Inc.................................... 150,825    653,072
    Reis, Inc............................................  48,098  1,215,917
*   RetailMeNot, Inc.....................................  79,548    664,226
#   RF Industries, Ltd...................................  21,697     49,903
    Richardson Electronics, Ltd..........................  31,512    198,210
*   Rofin-Sinar Technologies, Inc........................  50,306  1,589,670
*   Rogers Corp..........................................  37,796  2,586,758
#*  Rovi Corp............................................ 246,495  4,636,571
*   Rubicon Project, Inc. (The)..........................   1,937     27,350
*   Rudolph Technologies, Inc............................ 145,735  2,567,851
*   Sanmina Corp......................................... 275,108  6,971,237
*   ScanSource, Inc......................................  75,804  3,110,238
*   Seachange International, Inc......................... 118,275    378,480
*   Semtech Corp.........................................  27,029    687,077
*   ShoreTel, Inc........................................  47,158    346,140
*   Sigma Designs, Inc................................... 106,532    713,764

                                     1516

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Information Technology -- (Continued)
*   Silicon Laboratories, Inc...........................    12,458 $    663,762
*   Sonus Networks, Inc.................................    43,169      372,117
#*  StarTek, Inc........................................    78,967      333,241
#*  SunPower Corp.......................................   185,231    2,700,668
#*  Super Micro Computer, Inc...........................   106,290    2,290,549
*   Support.com, Inc....................................       223          192
*   Sykes Enterprises, Inc..............................   131,123    4,024,165
*   Synchronoss Technologies, Inc.......................    15,391      574,700
#   SYNNEX Corp.........................................   181,005   18,196,433
*   Systemax, Inc.......................................   245,635    2,198,433
#*  Take-Two Interactive Software, Inc..................   124,902    5,018,562
#*  Tangoe, Inc.........................................    13,606      110,073
*   Tech Data Corp......................................   163,716   12,758,388
*   TechTarget, Inc.....................................    14,511      132,340
*   Telenav, Inc........................................     2,107       10,493
    Teradyne, Inc.......................................    46,699      922,305
    Tessco Technologies, Inc............................    37,440      503,194
    Tessera Technologies, Inc...........................   138,192    4,441,491
*   TiVo, Inc...........................................    40,615      428,082
*   TSR, Inc............................................     1,633        8,655
*   TTM Technologies, Inc...............................   284,180    2,827,591
*   Ultra Clean Holdings, Inc...........................    45,268      289,263
*   Ultratech, Inc......................................    94,326    2,305,327
#*  Veeco Instruments, Inc..............................    80,628    1,352,132
#*  VeriFone Systems, Inc...............................    10,068      192,903
#*  ViaSat, Inc.........................................     2,228      164,493
*   Viavi Solutions, Inc................................   262,523    1,871,789
*   Vicon Industries, Inc...............................    24,386       20,484
*   Virtusa Corp........................................   243,409    6,620,725
#   Vishay Intertechnology, Inc.........................   416,054    5,546,000
*   Vishay Precision Group, Inc.........................    40,885      537,638
    Wayside Technology Group, Inc.......................     1,089       19,733
*   Web.com Group, Inc..................................     4,664       87,963
*   Xcerra Corp.........................................    81,954      499,919
*   XO Group, Inc.......................................    40,494      738,206
*   Xplore Technologies Corp............................     1,000        2,250
*   YuMe, Inc...........................................    13,746       49,211
*   Zedge, Inc. Class B.................................     8,025       33,384
#*  Zynga, Inc. Class A................................. 2,278,822    6,540,219
                                                                   ------------
Total Information Technology............................            497,920,742
                                                                   ------------
Materials -- (6.5%)
    A Schulman, Inc.....................................   174,907    5,126,524
#*  A. M. Castle & Co...................................    23,461       32,611
#*  AgroFresh Solutions, Inc............................     5,993       38,655
#   Albemarle Corp......................................    97,516    8,207,922
#   Alcoa, Inc..........................................   252,582    2,682,421
#   Allegheny Technologies, Inc.........................    20,036      356,841
    American Vanguard Corp..............................    72,123    1,073,190
    Ampco-Pittsburgh Corp...............................    24,201      319,695
#   AptarGroup, Inc.....................................     4,780      373,700
    Ashland, Inc........................................    67,900    7,688,996
    Axiall Corp.........................................   127,503    4,162,973

                                     1517

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Materials -- (Continued)
    Bemis Co., Inc....................................... 222,539 $11,358,391
*   Boise Cascade Co.....................................  45,513   1,236,588
    Cabot Corp...........................................  68,149   3,318,175
    Calgon Carbon Corp................................... 102,593   1,415,783
#   Carpenter Technology Corp............................ 102,022   4,004,364
#*  Century Aluminum Co.................................. 235,731   1,789,198
    Chase Corp...........................................  18,375   1,113,341
*   Chemtura Corp........................................ 205,470   5,771,652
*   Clearwater Paper Corp................................  25,651   1,613,704
#*  Coeur Mining, Inc....................................  28,642     438,795
#   Commercial Metals Co................................. 399,069   6,600,601
*   Core Molding Technologies, Inc.......................  23,022     366,510
    Domtar Corp.......................................... 213,104   8,389,904
*   Ferro Corp...........................................  83,666   1,084,311
    Ferroglobe P.L.C.....................................   1,236      11,520
    Friedman Industries, Inc.............................  50,121     288,697
    FutureFuel Corp......................................  39,214     449,392
    Graphic Packaging Holding Co......................... 541,242   7,382,541
    Greif, Inc. Class A..................................  35,935   1,442,072
#   Greif, Inc. Class B..................................     965      51,116
*   Handy & Harman, Ltd..................................     800      22,296
    Hawkins, Inc.........................................   2,342     100,097
    Haynes International, Inc............................  30,750   1,167,885
    HB Fuller Co......................................... 129,617   6,034,968
*   Headwaters, Inc......................................  95,785   1,905,164
    Hecla Mining Co...................................... 356,351   2,312,718
    Huntsman Corp........................................ 517,563   8,001,524
*   Ingevity Corp........................................  34,156   1,307,150
    Innophos Holdings, Inc...............................  18,578     799,969
    Innospec, Inc........................................  68,497   3,443,344
    Kaiser Aluminum Corp.................................  70,836   5,868,763
    KapStone Paper and Packaging Corp.................... 378,704   5,407,893
    KMG Chemicals, Inc...................................  14,818     407,347
*   Kraton Performance Polymers, Inc.....................  71,401   2,135,604
*   Louisiana-Pacific Corp............................... 494,771   9,994,374
#*  LSB Industries, Inc..................................  24,900     288,342
#   Martin Marietta Materials, Inc.......................  46,687   9,461,121
    Materion Corp........................................  86,073   2,273,188
    Mercer International, Inc............................ 186,841   1,474,175
    Minerals Technologies, Inc........................... 106,056   6,921,215
    Myers Industries, Inc................................ 163,529   2,444,759
    Neenah Paper, Inc....................................  46,921   3,539,251
*   Northern Technologies International Corp.............  20,514     288,427
#   Olin Corp............................................ 221,855   4,636,770
    Olympic Steel, Inc...................................  42,600   1,220,916
*   OMNOVA Solutions, Inc................................  79,625     754,049
    PH Glatfelter Co..................................... 220,312   4,551,646
#*  Platform Specialty Products Corp..................... 133,211   1,225,541
    PolyOne Corp.........................................  58,699   2,058,574
    Quaker Chemical Corp.................................  38,327   3,666,361
*   Real Industry, Inc...................................   5,893      46,201
    Reliance Steel & Aluminum Co......................... 236,832  18,577,102
#*  Resolute Forest Products, Inc........................  21,249     117,294

                                     1518

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Materials -- (Continued)
#           Royal Gold, Inc.............................    56,713 $  4,794,517
#           Schnitzer Steel Industries, Inc. Class A....   130,693    2,547,207
            Schweitzer-Mauduit International, Inc.......    47,416    1,792,799
            Sensient Technologies Corp..................    23,225    1,714,702
            Sonoco Products Co..........................   127,819    6,509,822
            Steel Dynamics, Inc.........................   585,303   15,697,826
            Stepan Co...................................    34,955    2,247,956
#*          Stillwater Mining Co........................   234,927    3,594,383
            SunCoke Energy, Inc.........................   108,748      829,747
            Synalloy Corp...............................    24,237      184,928
            TimkenSteel Corp............................    24,669      247,183
*           Trecora Resources...........................    21,426      244,899
            Tredegar Corp...............................   132,582    2,346,701
*           UFP Technologies, Inc.......................     1,133       25,934
            United States Lime & Minerals, Inc..........     4,293      270,459
*           Universal Stainless & Alloy Products,
              Inc.......................................    22,766      266,135
            Vulcan Materials Co.........................    59,516    7,378,794
#           Westlake Chemical Corp......................    87,720    4,012,313
            WestRock Co.................................   204,936    8,793,804
            Worthington Industries, Inc.................   159,664    7,074,712
                                                                   ------------
Total Materials.........................................            271,219,032
                                                                   ------------
Other -- (0.0%)
(degrees)*  Allen Organ Co. Escrow Shares...............       400           --
(degrees)*  Gerber Scientific, Inc. Escrow Shares.......   182,700           --
(degrees)*  Petrocorp, Inc. Escrow Shares...............     4,900           --
                                                                   ------------
Total Other.............................................                     --
                                                                   ------------
Telecommunication Services -- (1.3%)
            ATN International, Inc......................    27,119    1,993,789
*           Boingo Wireless, Inc........................    68,070      623,521
#           Consolidated Communications Holdings,
              Inc.......................................    67,347    1,882,349
#           Frontier Communications Corp................ 4,607,809   23,960,607
*           General Communication, Inc. Class A.........   157,174    2,418,908
*           Hawaiian Telcom Holdco, Inc.................     5,703      126,607
            IDT Corp. Class B...........................    24,076      367,400
            Inteliquent, Inc............................    83,474    1,715,391
#*          Iridium Communications, Inc.................   145,080    1,302,818
*           Lumos Networks Corp.........................    12,528      146,578
#*          ORBCOMM, Inc................................   178,334    1,888,557
#           Shenandoah Telecommunications Co............   162,240    6,664,819
            Spok Holdings, Inc..........................    50,257      928,749
#*          Straight Path Communications, Inc.
              Class B...................................     6,406      116,846
            Telephone & Data Systems, Inc...............   267,472    8,422,693
*           United States Cellular Corp.................    68,134    2,756,020
*           Vonage Holdings Corp........................    39,758      235,765
            Windstream Holdings, Inc....................   154,043    1,434,140
                                                                   ------------
Total Telecommunication Services........................             56,985,557
                                                                   ------------
Utilities -- (0.4%)
*           Calpine Corp................................   541,443    7,439,427
            Consolidated Water Co., Ltd.................    14,573      195,715

                                     1519

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES       VALUE+
                                                      ---------- --------------
Utilities -- (Continued)
#*          Dynegy, Inc..............................    107,556 $    1,627,322
            Genie Energy, Ltd. Class B...............     49,345        316,795
#           Ormat Technologies, Inc..................     42,085      1,920,760
            UGI Corp.................................     92,655      4,193,565
#*          Vivint Solar, Inc........................      9,407         28,409
                                                                 --------------
Total Utilities......................................                15,721,993
                                                                 --------------
TOTAL COMMON STOCKS..................................             3,763,275,641
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)*  Leap Wireless International, Inc.
              Contingent Value Rights................    106,992             --
                                                                 --------------
TOTAL INVESTMENT SECURITIES..........................             3,763,275,641
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (1.0%)
            State Street Institutional Liquid
              Reserves, 0.457%....................... 40,945,683     40,945,683
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (9.4%)
(S)@        DFA Short Term Investment Fund........... 34,144,029    395,046,413
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,824,766,602)^^............................            $4,199,267,737
                                                                 ==============

                                     1520

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                             -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary... $  517,155,993           --   --    $  517,155,993
   Consumer Staples.........    167,997,426           --   --       167,997,426
   Energy...................    216,984,504           --   --       216,984,504
   Financials...............  1,022,215,879           --   --     1,022,215,879
   Health Care..............    212,440,240           --   --       212,440,240
   Industrials..............    784,634,275           --   --       784,634,275
   Information Technology...    497,920,742           --   --       497,920,742
   Materials................    271,219,032           --   --       271,219,032
   Other....................             --           --   --                --
   Telecommunication
     Services...............     56,985,557           --   --        56,985,557
   Utilities................     15,721,993           --   --        15,721,993
Rights/Warrants.............             --           --   --                --
Temporary Cash
  Investments...............     40,945,683           --   --        40,945,683
Securities Lending
  Collateral................             -- $395,046,413   --       395,046,413
Futures Contracts**.........        787,200           --   --           787,200
                             -------------- ------------   --    --------------
TOTAL....................... $3,805,008,524 $395,046,413   --    $4,200,054,937
                             ============== ============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                                     1521

                     TAX-MANAGED U.S. SMALL CAP PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                          SHARES    VALUE+
                                                          ------- ----------
COMMON STOCKS -- (84.3%)
Consumer Discretionary -- (14.0%)
*   1-800-Flowers.com, Inc. Class A......................  68,093 $  621,689
    A.H. Belo Corp. Class A..............................  46,600    240,922
    Aaron's, Inc......................................... 114,696  2,746,969
    Abercrombie & Fitch Co. Class A......................  84,919  1,758,673
    AMC Entertainment Holdings, Inc. Class A.............  32,561    957,945
    AMCON Distributing Co................................     300     27,167
#*  America's Car-Mart, Inc..............................  25,524    895,382
*   American Axle & Manufacturing Holdings, Inc..........  92,353  1,607,866
#   American Eagle Outfitters, Inc....................... 273,895  4,908,198
*   American Public Education, Inc.......................  32,373    927,163
*   Apollo Education Group, Inc.......................... 120,867  1,086,594
#   Arctic Cat, Inc......................................  32,312    504,390
    Ark Restaurants Corp.................................   4,323    100,294
*   Asbury Automotive Group, Inc.........................  46,541  2,829,693
#*  Ascena Retail Group, Inc............................. 226,131  1,838,445
*   Ascent Capital Group, Inc. Class A...................  10,430    177,519
*   Ballantyne Strong, Inc...............................  19,505    101,816
*   Barnes & Noble Education, Inc........................  68,005    786,138
    Barnes & Noble, Inc..................................  95,071  1,243,529
    Bassett Furniture Industries, Inc....................  26,661    688,654
    Beasley Broadcast Group, Inc. Class A................  15,564     82,489
#*  Beazer Homes USA, Inc................................  20,824    199,702
*   Belmond, Ltd. Class A................................ 141,606  1,627,053
    Big 5 Sporting Goods Corp............................  34,189    361,036
#   Big Lots, Inc........................................  77,817  4,138,308
*   Biglari Holdings, Inc................................      94     39,020
*   BJ's Restaurants, Inc................................  43,479  1,688,724
    Bloomin' Brands, Inc................................. 171,794  3,088,856
    Blue Nile, Inc.......................................  18,361    533,571
    Bob Evans Farms, Inc.................................  44,644  1,642,006
    Bowl America, Inc. Class A...........................   1,400     20,328
#*  Boyd Gaming Corp.....................................   7,607    149,173
*   Bravo Brio Restaurant Group, Inc.....................  21,853    179,632
*   Bridgepoint Education, Inc...........................  50,838    362,475
*   Bright Horizons Family Solutions, Inc................  14,860    996,660
#   Brinker International, Inc........................... 108,953  5,136,044
#   Buckle, Inc. (The)...................................  31,524    863,442
#*  Buffalo Wild Wings, Inc..............................  25,056  4,208,406
*   Build-A-Bear Workshop, Inc...........................  42,453    578,634
*   Cabela's, Inc........................................  22,425  1,157,803
#   Cable One, Inc.......................................     422    221,077
#*  Caesars Entertainment Corp...........................   3,527     24,336
#   CalAtlantic Group, Inc............................... 103,387  3,743,643
    Caleres, Inc.........................................  81,772  2,152,239
    Callaway Golf Co..................................... 182,682  1,954,697
*   Cambium Learning Group, Inc..........................  19,198     92,918
    Canterbury Park Holding Corp.........................   6,569     71,602
    Capella Education Co.................................  26,650  1,595,536
*   Career Education Corp................................ 145,147  1,002,966
*   Carmike Cinemas, Inc.................................  42,364  1,305,659
    Carriage Services, Inc...............................  46,003  1,118,333

                                     1522

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- ----------
Consumer Discretionary -- (Continued)
*   Carrols Restaurant Group, Inc........................  87,956 $1,065,147
    Cato Corp. (The) Class A.............................  46,210  1,652,932
*   Cavco Industries, Inc................................  16,785  1,668,093
*   Century Casinos, Inc.................................   4,960     31,645
*   Century Communities, Inc.............................   3,193     56,516
*   Charles & Colvard, Ltd...............................  11,224     11,336
#   Cheesecake Factory, Inc. (The).......................  72,263  3,738,165
*   Cherokee, Inc........................................  15,947    166,487
    Chico's FAS, Inc..................................... 228,406  2,743,156
#   Children's Place, Inc. (The).........................  38,725  3,236,636
    Choice Hotels International, Inc.....................  56,081  2,708,152
*   Christopher & Banks Corp.............................  13,759     27,931
    Churchill Downs, Inc.................................  21,618  2,834,768
#*  Chuy's Holdings, Inc.................................  49,962  1,684,719
    Citi Trends, Inc.....................................  26,899    448,675
    ClubCorp Holdings, Inc...............................  44,797    649,557
    Collectors Universe, Inc.............................  20,636    443,880
    Columbia Sportswear Co...............................  42,155  2,413,374
#*  Conn's, Inc..........................................  71,920    511,351
*   Container Store Group, Inc. (The)....................   4,711     26,052
    Cooper Tire & Rubber Co.............................. 101,483  3,347,924
*   Cooper-Standard Holding, Inc.........................  10,641    936,940
    Core-Mark Holding Co., Inc........................... 115,588  5,659,189
#   Cracker Barrel Old Country Store, Inc................  28,821  4,536,714
#*  Crocs, Inc...........................................  68,100    771,573
    CSS Industries, Inc..................................  17,516    460,846
#   CST Brands, Inc...................................... 111,443  4,983,731
    Culp, Inc............................................  37,857  1,080,060
#   Dana Holding Corp....................................     100      1,364
#*  Deckers Outdoor Corp.................................  44,537  2,939,887
*   Del Frisco's Restaurant Group, Inc...................  27,517    410,554
#*  Del Taco Restaurants, Inc............................   2,704     28,419
*   Delta Apparel, Inc...................................   4,288    102,440
*   Denny's Corp.........................................  28,387    316,799
    Destination Maternity Corp...........................  18,105    101,750
#*  Destination XL Group, Inc............................ 127,225    656,481
    DeVry Education Group, Inc...........................  71,608  1,594,710
#   Dillard's, Inc. Class A..............................  23,978  1,622,831
    DineEquity, Inc......................................  31,288  2,545,905
*   Dixie Group, Inc. (The)..............................  17,430     64,491
#*  Dorman Products, Inc.................................  58,084  3,699,951
    Dover Motorsports, Inc...............................  26,237     55,098
#*  DreamWorks Animation SKG, Inc. Class A...............  41,851  1,714,635
    Drew Industries, Inc.................................  44,007  4,031,481
#   DSW, Inc. Class A.................................... 111,680  2,709,357
    Educational Development Corp.........................   2,726     36,637
*   El Pollo Loco Holdings, Inc..........................   2,756     36,269
*   Eldorado Resorts, Inc................................  11,503    166,218
*   Emerson Radio Corp...................................  37,654     24,667
    Entercom Communications Corp. Class A................  35,561    519,546
    Entravision Communications Corp. Class A............. 112,884    819,538
    Escalade, Inc........................................  10,576    113,481
#   Ethan Allen Interiors, Inc...........................  48,878  1,697,533

                                     1523

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- ----------
Consumer Discretionary -- (Continued)
#*  EW Scripps Co. (The) Class A......................... 155,344 $2,634,634
*   Express, Inc......................................... 144,561  2,162,633
*   Famous Dave's of America, Inc........................  14,986     87,069
#*  Federal-Mogul Holdings Corp..........................  23,530    208,005
*   Fiesta Restaurant Group, Inc.........................  47,558  1,062,446
    Finish Line, Inc. (The) Class A......................  96,347  2,093,620
#*  Five Below, Inc......................................  73,435  3,745,919
    Flanigan's Enterprises, Inc..........................   1,877     44,616
    Flexsteel Industries, Inc............................   8,448    347,213
*   Fox Factory Holding Corp.............................  63,260  1,213,959
*   Francesca's Holdings Corp............................  76,834    976,560
    Fred's, Inc. Class A.................................  80,423  1,277,921
*   FTD Cos., Inc........................................  44,580  1,128,320
#*  G-III Apparel Group, Ltd.............................  82,878  3,317,606
    GameStop Corp. Class A...............................   4,279    132,435
*   Gaming Partners International Corp...................  15,986    152,666
    Gannett Co., Inc.....................................  95,967  1,224,539
*   Genesco, Inc.........................................  36,744  2,550,769
*   Gentherm, Inc........................................  72,886  2,446,054
    Graham Holdings Co. Class B..........................   1,442    725,672
*   Grand Canyon Education, Inc..........................  60,835  2,558,720
*   Gray Television, Inc................................. 134,064  1,327,234
*   Gray Television, Inc. Class A........................     912      8,801
*   Green Brick Partners, Inc............................   8,363     59,043
    Group 1 Automotive, Inc..............................  38,348  2,389,847
#   Guess?, Inc.......................................... 134,627  1,981,709
    Harte-Hanks, Inc.....................................  77,706    128,992
    Haverty Furniture Cos., Inc..........................  43,931    809,648
    Haverty Furniture Cos., Inc. Class A.................     457      8,621
*   Helen of Troy, Ltd...................................  53,819  5,360,911
#*  hhgregg, Inc.........................................  10,213     21,243
#*  Hibbett Sports, Inc..................................  24,729    863,537
    Hooker Furniture Corp................................  22,343    516,794
*   Horizon Global Corp..................................  28,357    370,059
*   Houghton Mifflin Harcourt Co......................... 137,504  2,330,693
#   HSN, Inc.............................................  39,793  2,035,810
*   Iconix Brand Group, Inc..............................  48,591    349,855
*   Installed Building Products, Inc.....................   9,858    353,212
#   International Game Technology P.L.C..................   1,000     20,900
    International Speedway Corp. Class A.................  44,994  1,519,447
    Interval Leisure Group, Inc..........................  66,869  1,202,305
*   Intrawest Resorts Holdings, Inc......................   9,595    139,511
#*  iRobot Corp..........................................  22,972    871,098
*   Isle of Capri Casinos, Inc...........................  36,409    681,941
    Jack in the Box, Inc.................................  50,226  4,439,476
#*  JAKKS Pacific, Inc...................................  10,774     99,336
#*  Jamba, Inc...........................................  28,170    304,236
#*  JC Penney Co., Inc................................... 105,987  1,023,834
    John Wiley & Sons, Inc. Class A......................  28,793  1,661,356
    Johnson Outdoors, Inc. Class A.......................  16,903    514,696
*   K12, Inc.............................................  39,186    485,123
#*  Kate Spade & Co......................................  47,132  1,022,293
    KB Home..............................................  91,281  1,433,112

                                     1524

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- ----------
Consumer Discretionary -- (Continued)
*   Kirkland's, Inc......................................  50,256 $  765,901
#*  Kona Grill, Inc......................................  11,058    138,225
*   Koss Corp............................................     735      1,514
*   La Quinta Holdings, Inc..............................  27,460    339,680
    La-Z-Boy, Inc........................................ 116,492  3,520,388
*   Lakeland Industries, Inc.............................   6,559     66,508
    Libbey, Inc..........................................  36,373    679,811
    Liberty Tax, Inc.....................................   4,268     59,154
*   Liberty TripAdvisor Holdings, Inc. Class A...........  40,636    961,854
    Lifetime Brands, Inc.................................  23,590    315,870
*   Lindblad Expeditions Holdings, Inc...................   4,027     40,028
#   Lithia Motors, Inc. Class A..........................  51,735  4,464,213
*   Live Nation Entertainment, Inc.......................  19,027    521,720
*   Loral Space & Communications, Inc....................   2,776     97,521
*   Luby's, Inc..........................................  56,361    261,515
*   M/I Homes, Inc.......................................  42,762    964,283
*   Malibu Boats, Inc. Class A...........................  16,847    229,793
    Marcus Corp. (The)...................................  41,404    917,099
    Marine Products Corp.................................  58,687    535,812
*   MarineMax, Inc.......................................  65,167  1,316,373
#   Marriott Vacations Worldwide Corp....................  42,178  3,218,181
*   McClatchy Co. (The) Class A..........................   2,442     47,228
#   MDC Holdings, Inc....................................  70,677  1,860,219
*   Media General, Inc...................................  64,715  1,138,337
    Meredith Corp........................................  72,133  3,929,806
*   Meritage Homes Corp..................................  45,594  1,659,166
*   Modine Manufacturing Co..............................  67,329    646,358
*   Monarch Casino & Resort, Inc.........................  36,281    846,436
#   Monro Muffler Brake, Inc.............................  45,850  2,871,127
*   Motorcar Parts of America, Inc.......................  42,201  1,182,894
    Movado Group, Inc....................................  45,116  1,019,170
*   MSG Networks, Inc. Class A...........................   6,900    110,745
*   Murphy USA, Inc......................................  59,905  4,591,119
    NACCO Industries, Inc. Class A.......................  14,669    825,425
*   Nathan's Famous, Inc.................................  14,980    727,579
    National CineMedia, Inc.............................. 109,046  1,698,937
*   Nautilus, Inc........................................  95,994  1,808,527
*   New Home Co., Inc. (The).............................     839      8,264
    New Media Investment Group, Inc......................   4,953     87,470
*   New York & Co., Inc..................................  73,557    136,816
    New York Times Co. (The) Class A..................... 242,703  3,150,285
#   Nexstar Broadcasting Group, Inc. Class A.............  38,798  1,961,239
#*  Noodles & Co.........................................   8,063     59,586
    Nutrisystem, Inc.....................................  50,487  1,493,405
*   Office Depot, Inc.................................... 836,472  2,894,193
    Outerwall, Inc.......................................  10,200    537,132
#*  Overstock.com, Inc...................................  15,762    256,921
    Oxford Industries, Inc...............................  25,607  1,464,208
#   Papa John's International, Inc.......................  61,421  4,542,083
#*  Papa Murphy's Holdings, Inc..........................   3,866     27,062
#*  Penn National Gaming, Inc............................  63,987    961,085
    Penske Automotive Group, Inc.........................  41,933  1,661,385
*   Perfumania Holdings, Inc.............................   8,879     20,422

                                     1525

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- ----------
Consumer Discretionary -- (Continued)
*   Perry Ellis International, Inc.......................  36,369 $  779,024
#   PetMed Express, Inc..................................  50,778  1,052,628
#   Pier 1 Imports, Inc.................................. 186,126    952,965
#*  Pinnacle Entertainment, Inc..........................  72,817    795,162
    Pool Corp............................................  41,444  4,238,892
*   Popeyes Louisiana Kitchen, Inc.......................  27,483  1,574,226
*   Potbelly Corp........................................  15,992    208,376
    RCI Hospitality Holdings, Inc........................  15,408    164,095
*   Reading International, Inc. Class A..................  18,519    254,636
*   Reading International, Inc. Class B..................   2,340     34,398
*   Red Lion Hotels Corp.................................  22,922    182,001
*   Red Robin Gourmet Burgers, Inc.......................  31,187  1,508,203
#   Regal Entertainment Group Class A.................... 143,049  3,364,513
*   Regis Corp...........................................  77,811  1,045,780
    Rent-A-Center, Inc...................................  56,017    604,984
    Rocky Brands, Inc....................................  14,145    155,171
*   Ruby Tuesday, Inc....................................  66,009    266,676
    Ruth's Hospitality Group, Inc........................  87,901  1,403,779
    Saga Communications, Inc. Class A....................  15,886    651,644
    Salem Media Group, Inc...............................  10,102     76,472
#   Scholastic Corp......................................  34,145  1,403,360
*   Sears Hometown and Outlet Stores, Inc................     720      4,954
#   SeaWorld Entertainment, Inc.......................... 125,768  1,936,827
#*  Select Comfort Corp..................................  89,608  2,138,047
*   Sequential Brands Group, Inc.........................   3,479     28,284
*   Shiloh Industries, Inc...............................  26,436    256,165
    Shoe Carnival, Inc...................................  48,652  1,280,034
*   Shutterfly, Inc......................................  64,322  3,421,287
#   Sinclair Broadcast Group, Inc. Class A...............  91,559  2,547,171
*   Sizmek, Inc..........................................  49,530    135,217
#*  Skechers U.S.A., Inc. Class A........................  70,830  1,701,337
*   Skullcandy, Inc......................................  32,691    200,069
#*  Skyline Corp.........................................  10,040     92,569
#*  Smith & Wesson Holding Corp..........................  56,346  1,659,390
#   Sonic Automotive, Inc. Class A.......................  52,991    963,376
#   Sonic Corp........................................... 128,846  3,467,246
#   Sotheby's............................................  79,852  2,586,406
*   Spanish Broadcasting System, Inc. Class A............   4,462     16,108
    Spartan Motors, Inc..................................  38,940    330,601
    Speedway Motorsports, Inc............................  47,640    841,799
*   Sportsman's Warehouse Holdings, Inc..................  40,104    408,259
#   Stage Stores, Inc....................................  39,118    231,970
    Standard Motor Products, Inc.........................  57,284  2,402,491
*   Stanley Furniture Co., Inc...........................   8,005     19,612
*   Starz Class A........................................   4,207    127,178
    Stein Mart, Inc......................................  74,807    643,340
*   Steven Madden, Ltd...................................  82,515  2,889,675
*   Stoneridge, Inc......................................  76,011  1,267,864
    Strattec Security Corp...............................   5,841    260,509
#*  Strayer Education, Inc...............................  24,949  1,140,668
    Sturm Ruger & Co., Inc...............................  31,391  2,134,588
    Superior Industries International, Inc...............  45,688  1,396,225
    Superior Uniform Group, Inc..........................  18,772    301,666

                                     1526

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                          SHARES     VALUE+
                                                          ------- ------------
Consumer Discretionary -- (Continued)
*   Sypris Solutions, Inc................................  25,625 $     22,550
#   Tailored Brands, Inc.................................  64,170      940,091
*   Tandy Leather Factory, Inc...........................  22,365      159,686
*   Taylor Morrison Home Corp. Class A...................  17,249      280,296
#*  Tempur Sealy International, Inc......................  16,600    1,255,458
*   Tenneco, Inc.........................................  83,308    4,708,568
#   Texas Roadhouse, Inc................................. 103,127    4,869,657
    Thor Industries, Inc.................................  99,761    7,635,707
*   Tile Shop Holdings, Inc..............................   4,897       83,494
*   Tilly's, Inc. Class A................................   6,152       35,005
    Time, Inc............................................  95,311    1,556,429
*   TopBuild Corp........................................   7,259      274,100
    Tower International, Inc.............................  36,925      852,229
*   Town Sports International Holdings, Inc..............  18,850       46,371
*   Townsquare Media, Inc. Class A.......................   1,089        8,908
*   Trans World Entertainment Corp.......................  15,000       53,250
*   TRI Pointe Group, Inc................................ 287,660    3,869,027
#*  Tuesday Morning Corp.................................  63,797      503,358
*   Tumi Holdings, Inc...................................  79,556    2,128,123
#   Tupperware Brands Corp...............................  71,609    4,488,452
*   UCP, Inc. Class A....................................   3,195       26,838
*   Unifi, Inc...........................................  37,068    1,001,948
*   Universal Electronics, Inc...........................  27,988    2,164,592
    Universal Technical Institute, Inc...................   7,561       17,920
*   US Auto Parts Network, Inc...........................  16,516       67,550
#   Vail Resorts, Inc....................................  36,275    5,189,864
#*  Vera Bradley, Inc....................................  34,600      503,776
#*  Vince Holding Corp...................................  22,894      114,470
*   Vista Outdoor, Inc...................................  81,788    4,093,489
    Visteon Corp.........................................  24,747    1,734,517
#*  Vitamin Shoppe, Inc..................................  42,033    1,229,886
*   VOXX International Corp..............................  30,048       79,627
*   WCI Communities, Inc.................................   5,196       87,449
    Wendy's Co. (The).................................... 347,849    3,360,221
*   West Marine, Inc.....................................  48,991      429,161
    Weyco Group, Inc.....................................  11,854      331,201
*   William Lyon Homes Class A...........................  13,545      235,006
    Winmark Corp.........................................   8,419      846,699
#   Winnebago Industries, Inc............................  77,870    1,850,191
    Wolverine World Wide, Inc............................ 131,016    3,208,582
*   ZAGG, Inc............................................  77,954      493,449
#*  Zumiez, Inc..........................................  34,987      594,079
                                                                  ------------
Total Consumer Discretionary.............................          385,336,317
                                                                  ------------
Consumer Staples -- (3.9%)
    Alico, Inc...........................................   7,443      220,164
*   Alliance One International, Inc......................   4,561       78,905
    Andersons, Inc. (The)................................  38,223    1,413,487
#   B&G Foods, Inc.......................................  81,354    4,197,053
#*  Boston Beer Co., Inc. (The) Class A..................   8,600    1,572,768
*   Bridgford Foods Corp.................................   6,838       93,681
#   Cal-Maine Foods, Inc.................................  64,721    2,711,810
#   Calavo Growers, Inc..................................  28,073    1,846,642

                                     1527

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- ----------
Consumer Staples -- (Continued)
#   Casey's General Stores, Inc..........................  32,444 $4,332,572
*   CCA Industries, Inc..................................  12,215     39,027
*   Central Garden & Pet Co..............................  27,336    663,171
*   Central Garden & Pet Co. Class A.....................  76,906  1,752,688
#*  Chefs' Warehouse, Inc. (The).........................  42,377    684,389
#   Coca-Cola Bottling Co. Consolidated..................  12,876  1,833,671
*   Craft Brew Alliance, Inc.............................  40,679    477,571
*   Darling Ingredients, Inc............................. 156,351  2,467,219
#   Dean Foods Co........................................ 152,908  2,822,682
*   Elizabeth Arden, Inc.................................   1,696     23,574
#*  Farmer Brothers Co...................................  28,004    858,883
#   Fresh Del Monte Produce, Inc.........................  91,010  5,173,919
#   Golden Enterprises, Inc..............................   3,061     36,273
*   HRG Group, Inc.......................................  52,919    787,964
    Ingles Markets, Inc. Class A.........................  31,886  1,238,133
    Inter Parfums, Inc...................................  63,168  2,055,487
#*  Inventure Foods, Inc.................................   3,653     31,489
    J&J Snack Foods Corp.................................  26,004  3,162,346
    John B. Sanfilippo & Son, Inc........................  18,497    863,255
    Lancaster Colony Corp................................  38,638  5,021,394
#*  Landec Corp..........................................  67,776    779,424
#*  Lifevantage Corp.....................................   3,000     41,970
*   Lifeway Foods, Inc...................................  28,187    281,588
    Limoneira Co.........................................     483      8,544
*   Mannatech, Inc.......................................     840     15,338
    Medifast, Inc........................................  39,194  1,380,413
    MGP Ingredients, Inc.................................  47,869  2,058,367
#*  National Beverage Corp...............................  81,150  4,654,764
*   Natural Alternatives International, Inc..............  15,584    166,125
#*  Natural Grocers by Vitamin Cottage, Inc..............   9,581    131,164
    Nature's Sunshine Products, Inc......................   2,185     25,783
    Nu Skin Enterprises, Inc. Class A....................  12,563    670,864
*   Nutraceutical International Corp.....................  27,069    694,049
    Oil-Dri Corp. of America.............................  12,931    484,266
*   Omega Protein Corp...................................  49,304  1,110,326
#   Orchids Paper Products Co............................  12,523    384,581
#*  Post Holdings, Inc...................................  82,864  7,181,823
#   PriceSmart, Inc......................................  42,197  3,286,302
*   Primo Water Corp.....................................  13,531    162,101
*   Revlon, Inc. Class A.................................  77,452  2,748,771
    Rocky Mountain Chocolate Factory, Inc................   9,933    105,389
    Sanderson Farms, Inc.................................  32,064  2,808,486
*   Seaboard Corp........................................      99    290,070
*   Seneca Foods Corp. Class A...........................  18,771    735,260
*   Seneca Foods Corp. Class B...........................   1,443     59,163
    Snyder's-Lance, Inc.................................. 133,566  4,575,971
    SpartanNash Co.......................................  76,960  2,424,240
*   SUPERVALU, Inc....................................... 249,378  1,216,965
*   Tofutti Brands, Inc..................................   7,749     21,310
#   Tootsie Roll Industries, Inc.........................  36,045  1,338,351
*   TreeHouse Foods, Inc.................................  50,410  5,201,808
*   United Natural Foods, Inc............................  62,200  3,108,756
    United-Guardian, Inc.................................  13,162    186,637

                                     1528

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                          SHARES     VALUE+
                                                          ------- ------------
Consumer Staples -- (Continued)
#   Universal Corp.......................................  33,750 $  2,001,713
#*  USANA Health Sciences, Inc...........................  26,952    3,701,049
#   Vector Group, Ltd.................................... 158,658    3,504,755
    Village Super Market, Inc. Class A...................  10,319      326,493
#   WD-40 Co.............................................  17,475    2,009,276
    Weis Markets, Inc....................................  31,686    1,637,216
                                                                  ------------
Total Consumer Staples...................................          107,979,688
                                                                  ------------
Energy -- (3.2%)
    Adams Resources & Energy, Inc........................   7,318      221,516
#   Alon USA Energy, Inc................................. 109,643      775,176
    Archrock, Inc........................................  79,065      704,469
#   Atwood Oceanics, Inc.................................  37,919      404,975
*   Barnwell Industries, Inc.............................   8,064       12,015
#*  Basic Energy Services, Inc...........................  29,815       20,870
*   Bill Barrett Corp....................................  26,982      161,083
#*  Bonanza Creek Energy, Inc............................   1,190          956
#   Bristow Group, Inc...................................  37,185      401,970
*   Callon Petroleum Co.................................. 157,437    1,793,207
#   CARBO Ceramics, Inc..................................  12,224      172,358
#*  Carrizo Oil & Gas, Inc...............................  25,807      846,470
#*  Clayton Williams Energy, Inc.........................  17,125      645,784
*   Clean Energy Fuels Corp..............................  89,536      267,713
#   CONSOL Energy, Inc...................................  28,979      561,613
*   Contango Oil & Gas Co................................  26,083      240,746
#   CVR Energy, Inc......................................   5,515       81,622
*   Dawson Geophysical Co................................  21,478      160,011
    Delek US Holdings, Inc...............................  85,275    1,067,643
    DHT Holdings, Inc.................................... 190,797      889,114
    Diamond Offshore Drilling, Inc.......................  27,686      629,026
#*  Dorian LPG, Ltd......................................   2,604       16,067
#*  Dril-Quip, Inc.......................................  71,288    3,880,206
*   ENGlobal Corp........................................  39,646       58,676
#   EnLink Midstream LLC................................. 114,294    1,763,556
*   Era Group, Inc.......................................  18,303      160,700
    Evolution Petroleum Corp.............................  16,274       88,693
*   Exterran Corp........................................  45,712      581,457
*   Fairmount Santrol Holdings, Inc......................   2,298       15,741
*   Forum Energy Technologies, Inc.......................  44,953      734,082
    GasLog, Ltd..........................................  52,543      702,500
#*  Geospace Technologies Corp...........................  13,874      228,921
    Green Plains, Inc....................................  69,992    1,587,419
    Gulf Island Fabrication, Inc.........................  12,282      103,906
*   Gulfmark Offshore, Inc. Class A......................   3,170        9,193
*   Gulfport Energy Corp.................................  12,319      358,360
    Hallador Energy Co...................................   2,560       13,850
#*  Harvest Natural Resources, Inc.......................   8,335        4,834
*   Helix Energy Solutions Group, Inc.................... 162,092    1,287,010
*   HKN, Inc.............................................     753       10,824
#*  Hornbeck Offshore Services, Inc......................  39,200      312,816
*   Jones Energy, Inc. Class A...........................   6,200       22,940
#*  Kosmos Energy, Ltd...................................  72,462      402,164
#*  Matador Resources Co.................................  27,730      584,826

                                     1529

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- ----------
Energy -- (Continued)
*   Matrix Service Co....................................  62,462 $1,034,995
*   Mitcham Industries, Inc..............................  19,337     64,972
#   Murphy Oil Corp...................................... 114,500  3,140,735
#   Nabors Industries, Ltd............................... 260,770  2,346,930
*   Natural Gas Services Group, Inc......................  28,013    703,406
*   Newpark Resources, Inc............................... 189,474  1,197,476
    Noble Corp. P.L.C.................................... 178,562  1,317,788
#*  Nordic American Offshore, Ltd........................     113        485
*   Northern Oil and Gas, Inc............................   2,727     10,799
*   Oasis Petroleum, Inc................................. 225,714  1,715,426
*   Oil States International, Inc........................  61,808  1,911,103
    Overseas Shipholding Group, Inc. Class A.............   5,814     74,361
    Panhandle Oil and Gas, Inc. Class A..................  33,066    540,960
#*  Par Pacific Holdings, Inc............................   8,260    123,900
*   Parker Drilling Co................................... 156,240    323,417
*   Parsley Energy, Inc. Class A......................... 176,689  5,037,403
    Patterson-UTI Energy, Inc............................ 258,733  5,016,833
#   PBF Energy, Inc. Class A............................. 149,766  3,345,772
#*  PDC Energy, Inc......................................  86,705  4,748,833
*   PHI, Inc. Non-voting.................................  18,284    353,247
*   PHI, Inc. Voting.....................................     200      3,887
*   Pioneer Energy Services Corp.........................  74,614    235,034
    QEP Resources, Inc................................... 111,614  2,031,375
#*  Renewable Energy Group, Inc.......................... 103,439  1,008,530
#*  REX American Resources Corp..........................  18,425  1,212,365
*   Rice Energy, Inc.....................................  40,144    936,158
*   RigNet, Inc..........................................  10,356    123,754
*   Ring Energy, Inc.....................................   8,020     63,679
#   Rowan Cos. P.L.C. Class A............................ 187,432  2,856,464
#*  RPC, Inc............................................. 103,642  1,501,773
*   RSP Permian, Inc.....................................  73,674  2,648,580
    Scorpio Tankers, Inc................................. 195,385    930,033
#*  SEACOR Holdings, Inc.................................  19,648  1,110,505
    SemGroup Corp. Class A...............................  42,292  1,224,776
#   Ship Finance International, Ltd......................  79,086  1,194,199
#   SM Energy Co.........................................  29,731    806,602
#   Superior Energy Services, Inc........................ 277,296  4,428,417
#*  Synergy Resources Corp............................... 150,147    977,457
#   Teekay Corp..........................................  13,734     85,151
#   Teekay Tankers, Ltd. Class A.........................  85,177    251,272
#   Tesco Corp...........................................  60,629    400,758
*   TETRA Technologies, Inc.............................. 148,797    894,270
#   Tidewater, Inc.......................................  16,185     69,110
*   Unit Corp............................................  31,299    391,237
#   US Silica Holdings, Inc..............................   7,707    265,660
#*  Vaalco Energy, Inc...................................     910        774
    Western Refining, Inc................................ 111,876  2,332,615
*   Whiting Petroleum Corp............................... 123,718    911,802
*   Willbros Group, Inc..................................  34,322     70,360
    World Fuel Services Corp.............................  12,333    587,051

                                     1530

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Energy -- (Continued)
*   WPX Energy, Inc...................................... 154,639 $ 1,544,844
                                                                  -----------
Total Energy.............................................          87,094,411
                                                                  -----------
Financials -- (17.5%)
#*  1st Constitution Bancorp.............................     170       2,110
    1st Source Corp......................................  55,678   1,871,338
    A-Mark Precious Metals, Inc..........................   5,555      94,768
#   Access National Corp.................................   8,730     194,068
    Alexander & Baldwin, Inc.............................  80,156   3,158,146
    Allied World Assurance Co. Holdings AG...............  18,633     763,767
#*  Altisource Asset Management Corp.....................   2,193      28,202
#*  Altisource Portfolio Solutions SA....................  23,107     537,469
*   Ambac Financial Group, Inc...........................  41,146     748,034
#   American Equity Investment Life Holding Co........... 116,240   1,851,703
*   American Independence Corp...........................   1,081      26,701
    American National Bankshares, Inc....................   5,336     140,123
    American National Insurance Co.......................   7,231     826,865
*   American River Bankshares............................   1,668      17,030
    Ameris Bancorp.......................................  61,629   2,043,618
    AMERISAFE, Inc.......................................  46,111   2,698,877
    AmeriServ Financial, Inc.............................  62,491     194,347
#   AmTrust Financial Services, Inc......................  41,621     993,493
    Argo Group International Holdings, Ltd...............  52,342   2,716,026
    Arrow Financial Corp.................................  31,755   1,003,140
#   Artisan Partners Asset Management, Inc. Class A......  31,795     888,988
    Aspen Insurance Holdings, Ltd........................ 107,094   4,922,040
    Associated Banc-Corp................................. 252,334   4,693,412
    Associated Capital Group, Inc. Class A...............   4,608     137,733
*   Asta Funding, Inc....................................  29,877     322,672
    Astoria Financial Corp............................... 171,851   2,521,054
    Atlantic American Corp...............................   4,900      19,796
*   Atlantic Coast Financial Corp........................   2,377      14,262
*   Atlanticus Holdings Corp.............................  19,846      59,340
*   Atlas Financial Holdings, Inc........................   5,764      99,198
    Auburn National Bancorporation, Inc..................     300       8,436
#*  AV Homes, Inc........................................   9,119     130,584
    Baldwin & Lyons, Inc. Class A........................     550      13,626
    Baldwin & Lyons, Inc. Class B........................  18,373     486,701
    Banc of California, Inc..............................  41,095     911,487
    BancFirst Corp.......................................  22,138   1,451,589
*   Bancorp, Inc. (The)..................................  57,263     303,494
    BancorpSouth, Inc.................................... 156,548   3,728,973
    Bank Mutual Corp.....................................  48,476     370,357
    Bank of Commerce Holdings............................     400       2,632
#   Bank of Hawaii Corp..................................  78,053   5,379,413
    Bank of Marin Bancorp................................   2,370     117,505
#   Bank of the Ozarks, Inc..............................  96,918   3,488,079
    BankFinancial Corp...................................  33,214     405,211
    Banner Corp..........................................  47,446   1,980,396
#   Bar Harbor Bankshares................................   6,345     232,735
#*  BBX Capital Corp. Class A............................     232       4,487
    BCB Bancorp, Inc.....................................   3,171      33,517
    Bear State Financial, Inc............................     439       4,188

                                     1531

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- ----------
Financials -- (Continued)
    Beneficial Bancorp, Inc..............................  97,966 $1,328,419
    Berkshire Bancorp, Inc...............................     150      1,171
    Berkshire Hills Bancorp, Inc.........................  44,532  1,174,309
    BGC Partners, Inc. Class A........................... 233,242  2,068,857
    Blue Hills Bancorp, Inc..............................   1,295     18,454
    BNC Bancorp..........................................  20,996    509,363
#*  BofI Holding, Inc.................................... 104,916  1,764,687
    Boston Private Financial Holdings, Inc............... 199,665  2,419,940
#   Bridge Bancorp, Inc..................................   3,288     95,714
    Brookline Bancorp, Inc............................... 132,821  1,512,831
    Bryn Mawr Bank Corp..................................  30,951    907,793
*   BSB Bancorp, Inc.....................................     501     11,523
    C&F Financial Corp...................................     384     17,545
    Calamos Asset Management, Inc. Class A...............  29,630    206,225
#   California First National Bancorp....................   3,097     45,030
    Camden National Corp.................................  14,991    651,809
    Capital Bank Financial Corp. Class A.................  26,308    786,346
    Capital City Bank Group, Inc.........................   9,887    141,483
    Capitol Federal Financial, Inc....................... 235,121  3,331,665
    Cardinal Financial Corp..............................  72,600  1,870,176
*   Cascade Bancorp......................................  65,778    370,988
    Cash America International, Inc......................  54,688  2,343,381
    Cathay General Bancorp............................... 196,272  5,884,235
    CenterState Banks, Inc...............................  49,467    824,120
    Central Pacific Financial Corp.......................  30,557    749,563
    Century Bancorp, Inc. Class A........................   1,209     52,785
    Charter Financial Corp...............................   6,556     85,490
    Chemical Financial Corp..............................  45,658  1,889,328
    Chicopee Bancorp, Inc................................   2,287     42,950
#   Citizens & Northern Corp.............................   4,910    104,632
    Citizens Community Bancorp, Inc......................  17,782    180,309
    Citizens Holding Co..................................     592     13,095
#*  Citizens, Inc........................................ 100,100    835,835
#   City Holding Co......................................  36,845  1,720,661
*   CKX Lands, Inc.......................................     702      7,919
    Clifton Bancorp, Inc.................................  53,560    802,329
    CNB Financial Corp...................................  11,819    218,061
    CNO Financial Group, Inc............................. 336,171  5,839,290
    CoBiz Financial, Inc.................................  96,726  1,194,566
    Codorus Valley Bancorp, Inc..........................   2,325     49,313
    Cohen & Steers, Inc..................................   4,311    185,804
*   Colony Bankcorp, Inc.................................   1,629     15,704
    Columbia Banking System, Inc......................... 102,093  3,095,460
#   Community Bank System, Inc...........................  69,078  3,048,412
    Community Trust Bancorp, Inc.........................  42,011  1,461,143
    Community West Bancshares............................   1,200      9,072
    ConnectOne Bancorp, Inc..............................  37,010    625,839
#   Consolidated-Tomoka Land Co..........................  13,475    659,332
*   Consumer Portfolio Services, Inc.....................  43,017    182,392
#*  Cowen Group, Inc. Class A............................ 151,478    472,611
    Crawford & Co. Class A...............................  62,652    560,735
    Crawford & Co. Class B...............................  46,636    512,063
#*  Credit Acceptance Corp...............................   4,645    839,212

                                     1532

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- ----------
Financials -- (Continued)
*   CU Bancorp...........................................   2,324 $   55,218
#*  Customers Bancorp, Inc...............................  32,451    835,289
#   CVB Financial Corp................................... 180,660  2,971,857
    Diamond Hill Investment Group, Inc...................   6,604  1,261,298
    Dime Community Bancshares, Inc.......................  76,658  1,326,183
    Donegal Group, Inc. Class A..........................  40,897    661,304
    Donegal Group, Inc. Class B..........................     870     13,868
#*  Eagle Bancorp, Inc...................................  20,179  1,040,227
    Eastern Virginia Bankshares, Inc.....................     822      6,190
*   eHealth, Inc.........................................  22,139    211,427
    EMC Insurance Group, Inc.............................  42,825  1,187,537
#*  Emergent Capital, Inc................................   1,624      6,025
    Employers Holdings, Inc..............................  54,960  1,567,459
#*  Encore Capital Group, Inc............................  43,194  1,054,366
    Endurance Specialty Holdings, Ltd.................... 115,025  7,779,141
*   Enova International, Inc.............................  25,823    234,731
#*  Enstar Group, Ltd....................................  16,750  2,790,382
#   Enterprise Bancorp, Inc..............................   2,343     55,459
    Enterprise Financial Services Corp...................  39,168  1,126,472
    ESSA Bancorp, Inc....................................  11,338    160,546
    Evans Bancorp, Inc...................................   1,635     41,676
    EverBank Financial Corp.............................. 130,380  2,341,625
    Evercore Partners, Inc. Class A......................  50,694  2,568,665
*   Ezcorp, Inc. Class A.................................  39,386    356,837
    Farmers Capital Bank Corp............................   2,243     66,258
    Farmers National Banc Corp...........................   2,180     20,819
    FBL Financial Group, Inc. Class A....................  40,672  2,536,713
*   FCB Financial Holdings, Inc. Class A.................   2,842     99,385
    Federal Agricultural Mortgage Corp. Class A..........   1,115     44,723
    Federal Agricultural Mortgage Corp. Class C..........  23,362    897,802
    Federated Investors, Inc. Class B....................  65,759  2,076,012
    Federated National Holding Co........................  24,236    507,744
    Fidelity Southern Corp...............................  22,451    386,382
    Financial Institutions, Inc..........................  28,311    761,566
*   First Acceptance Corp................................ 115,914    176,189
    First American Financial Corp........................ 120,655  5,044,586
*   First BanCorp(318672706).............................  92,151    422,973
    First Bancorp(318910106).............................  18,661    349,334
    First Bancorp, Inc...................................   6,774    149,367
    First Bancshares, Inc. (The).........................     300      5,265
    First Busey Corp.....................................  59,388  1,338,012
    First Business Financial Services, Inc...............   2,930     69,470
    First Cash Financial Services, Inc...................  37,518  1,925,049
    First Citizens BancShares, Inc. Class A..............   4,345  1,128,744
    First Commonwealth Financial Corp.................... 156,095  1,506,317
    First Community Bancshares, Inc......................  37,579    861,686
    First Connecticut Bancorp., Inc......................   6,984    112,442
    First Defiance Financial Corp........................  24,297  1,012,942
    First Financial Bancorp.............................. 105,801  2,254,619
#   First Financial Bankshares, Inc......................  62,558  2,137,607
    First Financial Corp.................................  25,478    975,807
    First Financial Northwest, Inc.......................  34,991    489,174
#   First Horizon National Corp.......................... 360,615  5,250,554

                                     1533

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- ----------
Financials -- (Continued)
    First Interstate BancSystem, Inc. Class A............  38,696 $1,123,732
    First Merchants Corp.................................  71,810  1,881,422
    First Midwest Bancorp, Inc........................... 131,220  2,449,877
*   First NBC Bank Holding Co............................  17,220    327,697
    First Niagara Financial Group, Inc................... 248,404  2,528,753
    First of Long Island Corp. (The).....................   6,132    186,106
    First South Bancorp, Inc.............................   3,490     33,539
*   First United Corp....................................   1,700     17,000
    FirstMerit Corp...................................... 191,608  4,067,838
*   Flagstar Bancorp, Inc................................  53,390  1,410,030
    Flushing Financial Corp..............................  76,944  1,716,621
    FNB Corp............................................. 409,087  4,888,590
*   FNFV Group...........................................   3,810     45,453
#*  Forestar Group, Inc..................................  45,432    557,905
*   FRP Holdings, Inc....................................  15,959    580,588
    Fulton Financial Corp................................ 353,155  4,820,566
    Gain Capital Holdings, Inc...........................  49,792    334,602
    GAMCO Investors, Inc. Class A........................   4,608    157,317
*   Genworth Financial, Inc. Class A.....................   6,100     17,446
    German American Bancorp, Inc.........................  33,538  1,140,292
    Glacier Bancorp, Inc................................. 123,400  3,403,372
*   Global Indemnity P.L.C...............................  23,351    701,231
    Great Southern Bancorp, Inc..........................  30,592  1,199,206
    Great Western Bancorp, Inc...........................   1,728     57,318
*   Green Dot Corp. Class A..............................  74,194  1,795,495
#   Greenhill & Co., Inc.................................  21,434    425,036
*   Greenlight Capital Re, Ltd. Class A..................  45,115    930,722
    Griffin Industrial Realty, Inc.......................   3,886    125,090
    Guaranty Bancorp.....................................  19,820    334,363
    Guaranty Federal Bancshares, Inc.....................   2,022     32,595
*   Hallmark Financial Services, Inc.....................  34,644    367,573
    Hancock Holding Co................................... 113,385  3,287,031
    Hanmi Financial Corp.................................  80,861  1,982,712
    Hanover Insurance Group, Inc. (The)..................  63,118  5,197,136
    Hawthorn Bancshares, Inc.............................   1,955     27,233
#   HCI Group, Inc.......................................  31,322    944,671
    Heartland Financial USA, Inc.........................  35,926  1,319,203
    Hennessy Advisors, Inc...............................     781     27,101
    Heritage Commerce Corp...............................  31,770    332,950
    Heritage Financial Corp..............................  39,658    692,429
#   Heritage Insurance Holdings, Inc.....................   6,505     80,597
    Heritage Oaks Bancorp................................   1,500     12,210
    HFF, Inc. Class A....................................  61,259  1,728,116
*   Hilltop Holdings, Inc................................ 169,255  3,686,374
#   Hingham Institution for Savings......................     622     81,482
*   HMN Financial, Inc...................................   2,746     37,785
    Home Bancorp, Inc....................................   1,082     31,313
    Home BancShares, Inc................................. 237,604  4,958,795
*   HomeStreet, Inc......................................  27,651    616,617
*   HomeTrust Bancshares, Inc............................   7,702    141,563
    Hope Bancorp, Inc.................................... 137,841  2,118,616
    HopFed Bancorp, Inc..................................   5,577     63,522
    Horace Mann Educators Corp...........................  77,779  2,658,486

                                     1534

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- ----------
Financials -- (Continued)
    Horizon Bancorp......................................   4,175 $  114,896
    Iberiabank Corp......................................  58,787  3,672,424
    Independence Holding Co..............................  14,817    257,964
    Independent Bank Corp.(453836108)....................  41,919  2,104,753
    Independent Bank Corp.(453838609)....................  21,971    337,914
    Independent Bank Group, Inc..........................   3,564    150,615
    Infinity Property & Casualty Corp....................  17,124  1,404,853
    Interactive Brokers Group, Inc. Class A.............. 114,563  3,991,375
    International Bancshares Corp........................  99,068  2,716,445
*   INTL. FCStone, Inc...................................  33,417    973,771
    Investment Technology Group, Inc.....................  52,538    877,385
    Investors Title Co...................................   1,371    137,785
#   Janus Capital Group, Inc............................. 242,825  3,666,657
*   KCG Holdings, Inc. Class A...........................  66,735  1,009,701
    Kearny Financial Corp................................  84,846  1,104,695
    Kemper Corp..........................................  75,283  2,579,948
    Kennedy-Wilson Holdings, Inc.........................  98,460  2,072,583
    Kentucky First Federal Bancorp.......................   3,402     28,101
#*  Ladenburg Thalmann Financial Services, Inc...........  46,904    114,446
    Lake Shore Bancorp, Inc..............................     338      4,516
    Lake Sunapee Bank Group..............................   2,734     50,415
    Lakeland Bancorp, Inc................................  68,548    816,407
    Lakeland Financial Corp..............................  40,295  2,069,148
    Landmark Bancorp, Inc................................   2,712     69,834
    LCNB Corp............................................     700     12,418
    LegacyTexas Financial Group, Inc.....................  81,712  2,330,426
#*  LendingTree, Inc.....................................  16,526  1,668,795
    Macatawa Bank Corp...................................  49,055    380,176
    Mackinac Financial Corp..............................   7,750     90,287
*   Magyar Bancorp, Inc..................................     809      7,912
    Maiden Holdings, Ltd................................. 115,786  1,617,530
    MainSource Financial Group, Inc......................  45,798  1,019,921
    Manning & Napier, Inc................................   8,300     64,657
*   Marcus & Millichap, Inc..............................   2,321     62,180
    MarketAxess Holdings, Inc............................  48,452  7,832,750
    Marlin Business Services Corp........................  30,229    555,004
    MB Financial, Inc.................................... 122,860  4,716,595
#*  MBIA, Inc............................................ 195,999  1,654,232
    MBT Financial Corp...................................   5,135     46,164
    Mercantile Bank Corp.................................  12,831    323,085
    Merchants Bancshares, Inc............................  15,286    485,789
#   Mercury General Corp.................................  72,475  4,012,941
    Meridian Bancorp, Inc................................  83,747  1,231,081
    Meta Financial Group, Inc............................  11,924    652,124
*   MGIC Investment Corp................................. 216,764  1,558,533
    Middleburg Financial Corp............................     120      3,374
#   MidSouth Bancorp, Inc................................  11,937    125,458
    MidWestOne Financial Group, Inc......................   4,919    142,405
#   Moelis & Co. Class A.................................     496     12,345
    MutualFirst Financial, Inc...........................   5,459    156,837
    National Bank Holdings Corp. Class A.................  29,506    591,005
#   National Bankshares, Inc.............................     300     10,443
    National General Holdings Corp.......................  35,964    741,937

                                     1535

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
Financials -- (Continued)
    National Interstate Corp.............................  35,492 $1,151,006
    National Security Group, Inc. (The)..................   1,000     19,400
    National Western Life Group, Inc. Class A............   1,800    340,452
#*  Nationstar Mortgage Holdings, Inc....................     658      8,311
    Navigators Group, Inc. (The).........................  21,435  2,007,816
    NBT Bancorp, Inc.....................................  61,186  1,824,566
    Nelnet, Inc. Class A.................................  59,149  2,390,211
*   NewStar Financial, Inc............................... 110,612  1,130,455
*   Nicholas Financial, Inc..............................   1,591     16,992
*   NMI Holdings, Inc. Class A...........................   4,452     27,959
    Northfield Bancorp, Inc..............................  78,040  1,165,137
    Northrim BanCorp, Inc................................   6,601    187,468
#   Northwest Bancshares, Inc............................ 179,639  2,678,417
#   Norwood Financial Corp...............................     633     17,737
    Ocean Shore Holding Co...............................     205      4,506
    OceanFirst Financial Corp............................  50,113    945,131
    OFG Bancorp..........................................  66,500    705,565
    Ohio Valley Banc Corp................................     600     13,062
    Old Line Bancshares, Inc.............................     391      7,484
    Old National Bancorp................................. 172,103  2,264,875
    Old Second Bancorp, Inc..............................  10,484     79,154
    OneBeacon Insurance Group, Ltd. Class A..............  39,102    547,819
    Oppenheimer Holdings, Inc. Class A...................   6,885    108,370
    Opus Bank............................................  16,999    548,728
    Oritani Financial Corp...............................  82,720  1,341,718
    Pacific Continental Corp.............................  41,415    599,689
*   Pacific Mercantile Bancorp...........................  22,236    151,872
*   Pacific Premier Bancorp, Inc.........................  25,403    613,482
#   PacWest Bancorp......................................  44,968  1,859,427
    Park National Corp...................................  15,289  1,368,671
    Park Sterling Corp...................................  53,766    415,073
    Peapack Gladstone Financial Corp.....................   8,007    160,700
#   Penns Woods Bancorp, Inc.............................   3,062    129,676
*   PennyMac Financial Services, Inc. Class A............     630      7,944
    Peoples Bancorp of North Carolina, Inc...............     986     20,193
    Peoples Bancorp, Inc.................................  18,237    409,421
*   PHH Corp.............................................  55,830    815,676
*   PICO Holdings, Inc...................................  32,403    326,622
    Pinnacle Financial Partners, Inc.....................  85,332  4,531,982
*   Piper Jaffray Cos....................................  17,595    727,377
    Popular, Inc.........................................  77,549  2,612,626
#*  PRA Group, Inc.......................................  56,103  1,563,030
    Preferred Bank.......................................  12,726    415,758
    Premier Financial Bancorp, Inc.......................   7,377    131,606
#   Primerica, Inc.......................................  81,641  4,205,328
    PrivateBancorp, Inc.................................. 127,334  5,628,163
    ProAssurance Corp....................................  87,779  4,534,663
#   Prosperity Bancshares, Inc...........................   8,768    447,957
    Provident Financial Holdings, Inc....................   4,854     94,604
    Provident Financial Services, Inc....................  98,410  1,982,961
#   Prudential Bancorp, Inc..............................   1,711     24,416
    Pzena Investment Management, Inc. Class A............  20,197    158,748
    QCR Holdings, Inc....................................   1,355     40,162

                                     1536

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- ----------
Financials -- (Continued)
#   Radian Group, Inc.................................... 324,032 $4,180,013
#   RE/MAX Holdings, Inc. Class A........................   3,457    149,757
*   Regional Management Corp.............................   4,997     93,944
    RenaissanceRe Holdings, Ltd..........................  19,944  2,343,819
    Renasant Corp........................................  78,372  2,525,146
    Republic Bancorp, Inc. Class A.......................  38,176  1,138,027
*   Republic First Bancorp, Inc..........................  13,084     57,439
    Resource America, Inc. Class A.......................  24,524    238,864
    Riverview Bancorp, Inc...............................   6,295     29,524
    RLI Corp.............................................  70,858  4,830,390
    RMR Group, Inc. (The) Class A........................     661     22,504
*   Royal Bancshares of Pennsylvania, Inc. Class A.......  11,622     27,544
    S&T Bancorp, Inc.....................................  61,185  1,559,606
*   Safeguard Scientifics, Inc...........................  46,975    606,917
    Safety Insurance Group, Inc..........................  35,435  2,257,209
    Salisbury Bancorp, Inc...............................     276      8,244
    Sandy Spring Bancorp, Inc............................  56,056  1,672,711
*   Seacoast Banking Corp. of Florida....................  29,012    463,322
*   Security National Financial Corp. Class A............   3,165     16,774
*   Select Bancorp, Inc..................................   1,478     11,957
    Selective Insurance Group, Inc.......................  89,345  3,498,750
#   ServisFirst Bancshares, Inc..........................   3,428    173,560
    Shore Bancshares, Inc................................   3,396     39,937
    SI Financial Group, Inc..............................  34,659    463,391
*   Siebert Financial Corp...............................   7,500     12,375
    Sierra Bancorp.......................................  20,184    360,890
    Silvercrest Asset Management Group, Inc. Class A.....   1,000     12,150
    Simmons First National Corp. Class A.................  46,137  2,119,995
    South State Corp.....................................  44,862  3,270,888
*   Southern First Bancshares, Inc.......................   2,435     65,891
    Southern Missouri Bancorp, Inc.......................   1,300     31,733
    Southern National Bancorp of Virginia, Inc...........   1,542     20,555
#   Southside Bancshares, Inc............................  54,854  1,677,984
    Southwest Bancorp, Inc...............................  39,847    773,829
    Southwest Georgia Financial Corp.....................   1,439     21,729
#*  St. Joe Co. (The)....................................   1,297     23,904
    State Auto Financial Corp............................  34,280    774,042
    State Bank Financial Corp............................  19,735    431,802
    State National Cos., Inc.............................   7,844     85,656
    Sterling Bancorp..................................... 216,831  3,662,276
    Stewart Information Services Corp....................  46,901  2,007,832
#*  Stifel Financial Corp................................  65,436  2,313,163
    Stock Yards Bancorp, Inc.............................  46,692  1,379,282
    Stonegate Bank.......................................     708     22,437
*   Stratus Properties, Inc..............................  11,901    209,339
    Suffolk Bancorp......................................  18,191    598,666
    Summit Financial Group, Inc..........................   1,045     20,534
    Summit State Bank....................................     800     11,000
*   Sun Bancorp, Inc.....................................  17,252    368,158
    Sussex Bancorp.......................................   1,111     16,776
    Synovus Financial Corp...............................  47,535  1,446,965
    Talmer Bancorp, Inc. Class A.........................  15,256    320,681
    TCF Financial Corp................................... 235,045  3,194,262

                                     1537

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- ----------
Financials -- (Continued)
*   Tejon Ranch Co.......................................  35,048 $  920,711
    Territorial Bancorp, Inc.............................  19,909    535,552
*   Texas Capital Bancshares, Inc........................  65,498  3,179,273
    TheStreet, Inc.......................................  24,496     27,191
    Timberland Bancorp, Inc..............................   7,280    108,982
    Tiptree Financial, Inc. Class A......................  58,786    306,863
    Tompkins Financial Corp..............................  26,932  1,959,034
    Towne Bank...........................................  41,383    949,740
    Trico Bancshares.....................................  34,902    908,150
#*  TriState Capital Holdings, Inc.......................  11,534    164,590
    TrustCo Bank Corp. NY................................ 190,828  1,265,190
    Trustmark Corp....................................... 123,828  3,231,911
#   UMB Financial Corp...................................  77,529  4,295,882
    Umpqua Holdings Corp................................. 151,578  2,308,533
*   Unico American Corp..................................   4,300     44,634
    Union Bankshares Corp................................  91,372  2,452,424
    United Bancshares, Inc...............................     110      2,064
#   United Bankshares, Inc............................... 115,267  4,414,726
    United Community Banks, Inc..........................  84,057  1,617,257
    United Community Financial Corp......................  38,184    253,542
    United Financial Bancorp, Inc........................ 147,770  1,943,175
    United Fire Group, Inc...............................  35,895  1,507,590
#   United Insurance Holdings Corp.......................  36,258    575,052
*   United Security Bancshares...........................   7,044     42,405
    Unity Bancorp, Inc...................................   6,362     80,288
    Universal Insurance Holdings, Inc....................  95,055  2,066,496
    Univest Corp. of Pennsylvania........................  36,990    780,119
    Validus Holdings, Ltd................................   8,280    409,280
#   Valley National Bancorp.............................. 427,473  3,877,180
    Value Line, Inc......................................   4,536     81,965
#   Virtus Investment Partners, Inc......................  15,936  1,343,245
    VSB Bancorp, Inc.....................................     478      6,138
*   Walker & Dunlop, Inc.................................  57,225  1,354,516
    Washington Federal, Inc.............................. 213,015  5,325,375
    Washington Trust Bancorp, Inc........................  37,710  1,431,472
    WashingtonFirst Bankshares, Inc......................     913     21,912
    Waterstone Financial, Inc............................  73,674  1,155,208
    Wayne Savings Bancshares, Inc........................     132      1,716
#   Webster Financial Corp............................... 144,207  5,185,684
    WesBanco, Inc........................................  66,703  2,062,457
    West Bancorporation, Inc.............................  41,160    782,040
#   Westamerica Bancorporation...........................  36,473  1,715,690
*   Western Alliance Bancorp............................. 163,870  5,576,496
    Westfield Financial, Inc.............................  23,920    188,250
    Westwood Holdings Group, Inc.........................  14,454    775,023
    Wilshire Bancorp, Inc................................ 187,313  2,011,742
    Wintrust Financial Corp..............................  78,019  4,119,403
#   WisdomTree Investments, Inc.......................... 126,705  1,259,448
#*  World Acceptance Corp................................  21,517    935,129
    WSFS Financial Corp..................................  31,126  1,095,324
    WVS Financial Corp...................................     700      8,225

                                     1538

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                          SHARES     VALUE+
                                                          ------- ------------
Financials -- (Continued)
    Yadkin Financial Corp................................  24,310 $    612,369
                                                                  ------------
Total Financials.........................................          481,210,344
                                                                  ------------
Health Care -- (7.3%)
#   Abaxis, Inc..........................................  20,277    1,002,900
*   Accuray, Inc.........................................   9,624       52,740
#   Aceto Corp...........................................  70,011    1,799,983
#*  Acorda Therapeutics, Inc.............................  18,229      460,829
#   Adcare Health Systems, Inc...........................   1,300        3,094
*   Addus HomeCare Corp..................................  15,734      296,743
#*  Advaxis, Inc.........................................   6,664       55,578
#*  Air Methods Corp.....................................  71,032    2,364,655
#*  Akorn, Inc...........................................  44,725    1,530,937
#*  Albany Molecular Research, Inc.......................  84,130    1,214,837
*   Alere, Inc...........................................  40,491    1,518,413
*   Alliance HealthCare Services, Inc....................   8,794       52,412
#*  Allscripts Healthcare Solutions, Inc................. 289,916    4,093,614
*   Almost Family, Inc...................................  22,717      903,909
#*  AMAG Pharmaceuticals, Inc............................  18,629      494,227
#*  Amedisys, Inc........................................  64,588    3,458,687
#*  AMN Healthcare Services, Inc.........................  86,819    3,672,444
#*  Amphastar Pharmaceuticals, Inc.......................  16,155      261,388
*   Amsurg Corp..........................................  71,995    5,400,345
    Analogic Corp........................................  19,518    1,639,902
*   AngioDynamics, Inc...................................  56,468      936,804
*   Anika Therapeutics, Inc..............................  38,035    1,898,707
#*  Aralez Pharmaceuticals, Inc..........................  18,855       65,993
*   Arrhythmia Research Technology, Inc..................   6,700       28,308
*   Assembly Biosciences, Inc............................   2,702       15,104
#*  Atara Biotherapeutics, Inc...........................   3,802       91,248
    Atrion Corp..........................................   3,399    1,620,643
*   BioScrip, Inc........................................   5,314       13,604
*   BioSpecifics Technologies Corp.......................   8,907      360,734
*   BioTelemetry, Inc....................................  86,372    1,642,795
*   Bovie Medical Corp...................................  18,586       34,384
#*  Brookdale Senior Living, Inc.........................   1,200       22,164
#*  Cambrex Corp.........................................  72,842    3,817,649
    Cantel Medical Corp..................................  83,217    5,571,378
*   Capital Senior Living Corp...........................  75,382    1,468,441
*   Centene Corp.........................................  12,940      912,917
*   Charles River Laboratories International, Inc........  61,317    5,391,604
#   Chemed Corp..........................................  24,202    3,561,082
#*  Chimerix, Inc........................................  54,820      218,732
    Computer Programs & Systems, Inc.....................  14,301      566,892
*   Concert Pharmaceuticals, Inc.........................  16,716      192,067
    CONMED Corp..........................................  46,638    1,895,368
*   CorVel Corp..........................................  44,234    1,999,377
*   Cross Country Healthcare, Inc........................  43,807      640,458
    CryoLife, Inc........................................  87,167    1,270,023
*   Cumberland Pharmaceuticals, Inc......................  43,160      203,715
*   Cutera, Inc..........................................  35,410      382,074
*   Cynosure, Inc. Class A...............................  45,467    2,498,866
#*  Depomed, Inc.........................................  18,828      357,167

                                     1539

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Health Care -- (Continued)
#*          Dicerna Pharmaceuticals, Inc....................   5,800 $   18,618
            Digirad Corp....................................  38,425    225,171
*           Electromed, Inc.................................   5,621     24,732
#*          Emergent BioSolutions, Inc......................  71,805  2,397,569
            Ensign Group, Inc. (The)........................  77,518  1,666,637
*           Enzo Biochem, Inc...............................  81,617    568,871
#*          Esperion Therapeutics, Inc......................  21,863    237,432
*           Exactech, Inc...................................  29,065    785,627
*           Five Star Quality Care, Inc.....................  60,844    144,200
#*          Fluidigm Corp...................................  26,055    274,880
#*          Genocea Biosciences, Inc........................  25,150    102,361
#*          Globus Medical, Inc. Class A....................  91,598  2,102,174
*           Haemonetics Corp................................  60,790  1,843,153
*           Halyard Health, Inc.............................  30,943  1,070,318
*           Hanger, Inc.....................................  29,300    314,975
*           Harvard Bioscience, Inc.........................  53,876    153,547
*           HealthStream, Inc...............................  59,755  1,447,864
*           Healthways, Inc.................................  75,463  1,270,797
            Hill-Rom Holdings, Inc..........................  87,296  4,664,225
*           HMS Holdings Corp...............................  73,060  1,452,433
*           Icad, Inc.......................................   2,400     12,984
*           ICU Medical, Inc................................  24,253  2,831,780
*           Ignyta, Inc.....................................   2,777     15,301
*           Impax Laboratories, Inc......................... 106,850  3,357,227
#*          InfuSystems Holdings, Inc.......................   3,700     10,915
#*          Inovio Pharmaceuticals, Inc.....................  12,483    123,332
#*          Insys Therapeutics, Inc.........................  34,000    532,100
*           Integer Holdings Corp...........................  61,421  1,364,160
#*          Integra LifeSciences Holdings Corp..............  57,119  4,813,418
*           Interpace Diagnostics Group, Inc................  33,451     10,035
#           Invacare Corp...................................  47,936    552,223
*           IRIDEX Corp.....................................  11,951    193,726
#*          K2M Group Holdings, Inc.........................   5,602     93,890
*           Karyopharm Therapeutics, Inc....................   4,609     34,014
            Kewaunee Scientific Corp........................   2,000     40,500
            Kindred Healthcare, Inc.........................  93,192  1,142,534
#           Landauer, Inc...................................  10,211    426,003
*           Lannett Co., Inc................................  69,926  2,183,090
            LeMaitre Vascular, Inc..........................  49,867    857,712
*           LHC Group, Inc..................................  30,542  1,382,331
*           LifePoint Health, Inc...........................  79,645  4,713,391
#*          Ligand Pharmaceuticals, Inc.....................  21,940  2,959,267
#*          Lipocine, Inc...................................  22,750     83,948
*           LivaNova P.L.C..................................  27,950  1,454,798
*           Luminex Corp....................................  41,801    895,795
*           Magellan Health, Inc............................  41,634  2,850,680
*           Masimo Corp.....................................  68,195  3,612,289
(degrees)*  Medcath Corp....................................  41,900         --
#*          Medicines Co. (The).............................  98,973  3,870,834
#*          MediciNova, Inc.................................  10,669     66,148
#           Meridian Bioscience, Inc........................  64,370  1,246,203
*           Merit Medical Systems, Inc......................  73,976  1,733,997
*           Misonix, Inc....................................   1,809     10,764

                                     1540

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Health Care -- (Continued)
#*  Molina Healthcare, Inc................................  72,840 $  4,138,040
#*  Myriad Genetics, Inc.................................. 100,045    3,099,394
    National HealthCare Corp..............................  22,898    1,479,211
    National Research Corp. Class A.......................  35,889      539,053
    National Research Corp. Class B.......................   5,881      194,308
*   Natus Medical, Inc....................................  81,179    3,192,770
*   Neogen Corp...........................................  38,367    2,115,940
*   NuVasive, Inc.........................................  68,798    4,279,236
*   Nuvectra Corp.........................................  20,473      135,327
*   Omnicell, Inc.........................................  93,919    3,632,787
*   OraSure Technologies, Inc.............................  95,205      649,298
*   Orthofix International NV.............................  33,375    1,581,975
#   Owens & Minor, Inc.................................... 115,152    4,112,078
#*  PAREXEL International Corp............................  71,310    4,767,074
    PDL BioPharma, Inc.................................... 116,390      409,693
*   PharMerica Corp.......................................  58,383    1,550,653
*   Prestige Brands Holdings, Inc......................... 110,081    5,889,334
#*  Providence Service Corp. (The)........................  33,131    1,602,547
#   Quality Systems, Inc..................................  31,750      389,890
#*  Quidel Corp...........................................  56,818    1,295,450
*   RadNet, Inc...........................................  72,814      437,612
#*  Repligen Corp.........................................  70,302    2,010,637
#*  Retrophin, Inc........................................  21,706      389,189
*   RTI Surgical, Inc.....................................  93,557      304,060
*   Sagent Pharmaceuticals, Inc...........................  46,571    1,010,125
#*  Sangamo Biosciences, Inc..............................  46,998      297,497
*   SciClone Pharmaceuticals, Inc......................... 141,394    1,493,121
*   SeaSpine Holdings Corp................................  16,173      155,584
*   Select Medical Holdings Corp.......................... 176,922    2,034,603
    Simulations Plus, Inc.................................   7,496       60,043
    Span-America Medical Systems, Inc.....................   5,507       97,033
#*  Spectrum Pharmaceuticals, Inc.........................  92,182      633,290
#*  Stemline Therapeutics, Inc............................   1,398       10,345
*   Sucampo Pharmaceuticals, Inc. Class A.................  64,097      753,140
*   Surgical Care Affiliates, Inc.........................  23,938    1,245,015
*   Surmodics, Inc........................................  40,438    1,109,214
#*  Tonix Pharmaceuticals Holding Corp....................   4,652        9,630
#*  Triple-S Management Corp. Class B.....................  36,746      913,138
    Universal American Corp............................... 123,870      948,844
    US Physical Therapy, Inc..............................  29,093    1,734,525
#   Utah Medical Products, Inc............................   8,858      576,390
*   Vascular Solutions, Inc...............................  36,394    1,669,393
*   Vital Therapies, Inc..................................   3,800       23,636
*   WellCare Health Plans, Inc............................  34,000    3,631,200
#   West Pharmaceutical Services, Inc.....................  15,800    1,268,424
#*  Wright Medical Group NV...............................   5,877      128,883
*   Zogenix, Inc..........................................  11,108      101,416
                                                                   ------------
Total Health Care.........................................          200,296,953
                                                                   ------------
Industrials -- (15.6%)
    AAON, Inc............................................. 102,100    2,703,608
    AAR Corp..............................................  54,900    1,326,384
    ABM Industries, Inc................................... 105,080    3,910,027

                                     1541

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Industrials -- (Continued)
#   Acacia Research Corp....................................  55,878 $  302,300
*   ACCO Brands Corp........................................ 170,844  1,920,287
    Acme United Corp........................................   9,349    202,499
#   Actuant Corp. Class A...................................  92,351  2,193,336
*   Advisory Board Co. (The)................................  32,226  1,345,758
*   Aegion Corp.............................................  68,967  1,415,203
*   AeroCentury Corp........................................     761      7,020
#*  Aerojet Rocketdyne Holdings, Inc........................ 102,089  1,925,399
*   Aerovironment, Inc......................................  35,898  1,017,708
#   Air Lease Corp..........................................  45,262  1,303,998
*   Air Transport Services Group, Inc....................... 123,338  1,785,934
    Alamo Group, Inc........................................  26,675  1,790,693
    Albany International Corp. Class A......................  44,322  1,876,150
    Allegiant Travel Co.....................................  23,627  3,066,076
    Allied Motion Technologies, Inc.........................  22,386    506,371
    Altra Industrial Motion Corp............................  64,856  1,841,910
    AMERCO..................................................  15,026  5,942,933
*   Ameresco, Inc. Class A..................................   5,147     25,478
#   American Railcar Industries, Inc........................  53,313  2,239,679
    American Science & Engineering, Inc.....................   9,106    336,102
*   American Woodmark Corp..................................  32,851  2,438,530
*   AMREP Corp..............................................   2,776     15,573
#   Apogee Enterprises, Inc.................................  71,177  3,327,525
    Applied Industrial Technologies, Inc....................  61,112  2,869,208
*   ARC Document Solutions, Inc.............................  62,018    244,351
    ArcBest Corp............................................  49,492    925,995
    Argan, Inc..............................................  35,428  1,634,294
*   Armstrong Flooring, Inc.................................  40,025    797,698
#*  Armstrong World Industries, Inc.........................  64,806  2,752,311
    Astec Industries, Inc...................................  35,346  2,130,657
*   Astronics Corp..........................................  24,715    945,843
#*  Astronics Corp. Class B.................................  16,052    613,026
*   Atlas Air Worldwide Holdings, Inc.......................  35,913  1,552,519
    AZZ, Inc................................................  40,042  2,485,807
#*  Babcock & Wilcox Enterprises, Inc.......................  30,113    462,536
    Barnes Group, Inc.......................................  88,315  3,349,788
#   Barrett Business Services, Inc..........................   5,696    244,814
*   Beacon Roofing Supply, Inc..............................  93,437  4,393,408
*   BlueLinx Holdings, Inc..................................   4,270     31,598
#*  BMC Stock Holdings, Inc.................................  13,613    277,025
    Brady Corp. Class A.....................................  53,643  1,724,086
    Briggs & Stratton Corp..................................  78,708  1,789,033
    Brink's Co. (The).......................................  60,744  1,993,618
#*  Builders FirstSource, Inc............................... 115,936  1,494,415
    BWX Technologies, Inc................................... 102,985  3,790,878
*   CAI International, Inc..................................  29,554    253,573
*   Casella Waste Systems, Inc. Class A.....................  93,060    871,042
*   CBIZ, Inc............................................... 121,758  1,316,204
    CDI Corp................................................  20,169    127,468
#   CEB, Inc................................................  43,620  2,618,945
#   CECO Environmental Corp.................................  40,059    370,546
#   Celadon Group, Inc......................................  47,791    394,754
*   Chart Industries, Inc...................................  45,169  1,355,973

                                     1542

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Industrials -- (Continued)
    Chicago Rivet & Machine Co..............................     700 $   19,320
    CIRCOR International, Inc...............................  26,616  1,515,515
#   CLARCOR, Inc............................................  73,405  4,570,195
#*  Clean Harbors, Inc......................................  48,862  2,512,484
    Columbus McKinnon Corp..................................  42,279    701,409
    Comfort Systems USA, Inc................................  81,966  2,490,127
#*  Command Security Corp...................................  15,882     45,740
*   Commercial Vehicle Group, Inc...........................  29,155    120,702
    CompX International, Inc................................   2,107     25,073
*   Continental Building Products, Inc......................  38,208    895,978
*   Continental Materials Corp..............................     135      2,264
#   Copa Holdings SA Class A................................  35,533  2,380,711
#   Covanta Holding Corp.................................... 196,365  3,145,767
*   Covenant Transportation Group, Inc. Class A.............  33,399    752,479
*   CPI Aerostructures, Inc.................................  14,926     98,512
*   CRA International, Inc..................................  14,952    412,974
    Crane Co................................................  49,943  3,111,449
    Cubic Corp..............................................  34,538  1,410,532
    Curtiss-Wright Corp.....................................  57,577  5,123,777
#   Deluxe Corp.............................................  69,066  4,668,171
*   DigitalGlobe, Inc.......................................  75,202  2,027,446
    Douglas Dynamics, Inc...................................  63,070  1,690,276
*   Ducommun, Inc...........................................  18,475    357,307
#*  DXP Enterprises, Inc....................................  22,728    378,194
#*  Dycom Industries, Inc...................................  72,056  6,776,867
    Dynamic Materials Corp..................................  23,680    242,483
    Eastern Co. (The).......................................   4,559     80,375
*   Echo Global Logistics, Inc..............................  46,256  1,145,299
    Ecology and Environment, Inc. Class A...................     920      9,182
    EMCOR Group, Inc........................................ 113,450  6,319,165
    Encore Wire Corp........................................  41,411  1,554,155
*   Energy Recovery, Inc....................................  52,288    559,482
    EnerSys.................................................  68,976  4,300,654
*   Engility Holdings, Inc..................................  16,018    465,163
    Ennis, Inc..............................................  61,105  1,058,339
    EnPro Industries, Inc...................................  41,842  1,914,271
    EnviroStar, Inc.........................................     837      3,214
    ESCO Technologies, Inc..................................  37,397  1,583,763
    Espey Manufacturing & Electronics Corp..................   5,593    145,222
    Essendant, Inc..........................................  57,230  1,146,889
*   Esterline Technologies Corp.............................  42,407  2,579,618
#*  ExOne Co. (The).........................................   1,980     20,156
    Exponent, Inc...........................................  41,202  2,093,474
    Federal Signal Corp..................................... 148,867  1,957,601
    Forward Air Corp........................................  39,126  1,810,751
*   Franklin Covey Co.......................................  41,960    688,983
    Franklin Electric Co., Inc..............................  68,182  2,640,007
    FreightCar America, Inc.................................  31,452    468,635
*   FTI Consulting, Inc.....................................  72,019  3,085,294
*   Fuel Tech, Inc..........................................  21,854     34,748
#*  FuelCell Energy, Inc....................................  21,218    114,365
    G&K Services, Inc. Class A..............................  33,391  2,678,292
#   GATX Corp...............................................  48,828  2,184,076

                                     1543

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Industrials -- (Continued)
*   Gencor Industries, Inc..................................  10,941 $  192,562
#*  Generac Holdings, Inc...................................  73,085  2,761,882
#   General Cable Corp......................................  79,969  1,177,943
*   Gibraltar Industries, Inc...............................  65,935  2,326,187
    Global Brass & Copper Holdings, Inc.....................  43,836  1,241,436
*   Goldfield Corp. (The)...................................   6,647     20,207
    Gorman-Rupp Co. (The)...................................  35,697    967,032
*   GP Strategies Corp......................................  46,722    979,293
    Graham Corp.............................................  19,937    359,265
    Granite Construction, Inc...............................  61,471  3,060,026
*   Great Lakes Dredge & Dock Corp..........................  99,483    441,705
#   Greenbrier Cos., Inc. (The).............................  56,814  1,865,204
    Griffon Corp............................................  91,355  1,565,825
    H&E Equipment Services, Inc.............................  77,349  1,440,238
    Hardinge, Inc...........................................  20,012    202,121
    Harsco Corp.............................................  67,087    656,782
*   Hawaiian Holdings, Inc.................................. 137,064  6,240,524
    Healthcare Services Group, Inc..........................  58,187  2,258,237
#   Heartland Express, Inc.................................. 120,527  2,232,160
#   HEICO Corp..............................................  31,479  2,188,105
    HEICO Corp. Class A.....................................  43,519  2,509,741
    Heidrick & Struggles International, Inc.................  42,264    822,457
*   Heritage-Crystal Clean, Inc.............................   2,793     35,220
    Herman Miller, Inc......................................  84,012  2,753,073
*   Hill International, Inc.................................  24,935    103,979
    Hillenbrand, Inc........................................  77,974  2,522,459
#   HNI Corp................................................  49,554  2,583,250
    Houston Wire & Cable Co.................................   9,073     52,623
*   Hub Group, Inc. Class A.................................  69,570  2,848,196
    Hudson Global, Inc......................................  26,007     52,794
#*  Hudson Technologies, Inc................................  22,170    109,076
    Hurco Cos., Inc.........................................  16,988    452,390
*   Huron Consulting Group, Inc.............................  35,585  2,187,410
    Hyster-Yale Materials Handling, Inc.....................  20,138  1,284,603
*   ICF International, Inc..................................  44,438  1,838,844
*   IES Holdings, Inc.......................................  20,730    322,352
*   InnerWorkings, Inc......................................  59,075    502,728
*   Innovative Solutions & Support, Inc.....................  19,757     55,912
    Insperity, Inc..........................................  28,515  2,238,142
    Insteel Industries, Inc.................................  43,781  1,523,141
    Interface, Inc.......................................... 122,955  2,195,976
#*  Intersections, Inc......................................  15,087     26,251
    ITT, Inc................................................  16,509    523,500
*   JetBlue Airways Corp.................................... 324,746  5,952,594
    John Bean Technologies Corp.............................  62,171  4,160,483
    Kadant, Inc.............................................  23,091  1,268,620
#   Kaman Corp..............................................  39,567  1,707,712
    KBR, Inc................................................ 137,866  1,932,881
    Kelly Services, Inc. Class A............................  38,362    785,270
    Kennametal, Inc.........................................  94,274  2,343,652
*   Key Technology, Inc.....................................  12,633    122,540
    Kforce, Inc.............................................  80,120  1,430,943
    Kimball International, Inc. Class B.....................  74,230    845,480

                                     1544

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Industrials -- (Continued)
#*  Kirby Corp..............................................  44,463 $2,422,789
#*  KLX, Inc................................................  39,973  1,291,128
#   Knight Transportation, Inc.............................. 148,455  4,428,413
    Knoll, Inc..............................................  61,882  1,562,520
    Korn/Ferry International................................  77,866  1,791,697
#*  Kratos Defense & Security Solutions, Inc................  80,274    354,008
#   Landstar System, Inc....................................  62,521  4,407,105
#*  Lawson Products, Inc....................................  12,768    209,395
#*  Layne Christensen Co....................................   3,514     28,112
    LB Foster Co. Class A...................................   8,702     91,197
#   Lindsay Corp............................................  14,054    986,029
*   LMI Aerospace, Inc......................................   8,960     69,709
    LS Starrett Co. (The) Class A...........................   5,520     66,295
    LSI Industries, Inc.....................................  59,982    657,403
*   Lydall, Inc.............................................  40,300  1,800,604
    Manitowoc Co., Inc. (The)............................... 160,050    891,478
#*  Manitowoc Foodservice, Inc.............................. 160,050  2,935,317
    Marten Transport, Ltd...................................  79,149  1,713,576
*   MasTec, Inc............................................. 126,820  3,100,749
    Matson, Inc.............................................  68,601  2,563,619
    Matthews International Corp. Class A....................  50,900  3,059,599
    McGrath RentCorp........................................  31,476  1,003,140
*   Mercury Systems, Inc....................................  64,744  1,678,164
#*  Meritor, Inc............................................ 135,485  1,135,364
*   MFRI, Inc...............................................  11,947     91,156
    Miller Industries, Inc..................................  28,045    601,846
*   Mistras Group, Inc......................................  41,480  1,039,489
    Mobile Mini, Inc........................................  71,822  2,334,933
*   Moog, Inc. Class A......................................  46,251  2,547,043
*   Moog, Inc. Class B......................................     488     26,845
*   MRC Global, Inc......................................... 217,558  2,878,292
    MSA Safety, Inc.........................................  44,387  2,480,346
    Mueller Industries, Inc.................................  87,459  2,977,104
    Mueller Water Products, Inc. Class A.................... 218,949  2,596,735
#   Multi-Color Corp........................................  32,495  2,098,527
*   MYR Group, Inc..........................................  49,036  1,209,718
    National Presto Industries, Inc.........................   7,876    705,217
*   Navigant Consulting, Inc................................  78,524  1,547,708
*   NCI Building Systems, Inc...............................  22,385    363,085
*   Neff Corp. Class A......................................   4,906     47,932
*   NL Industries, Inc...................................... 104,289    309,738
    NN, Inc.................................................  41,742    704,188
*   Nortek, Inc.............................................     344     29,887
*   Northwest Pipe Co.......................................  10,880    122,944
#*  NOW, Inc................................................   1,807     33,086
*   NV5 Global, Inc.........................................  14,003    450,477
#   Omega Flex, Inc.........................................  20,621    703,382
*   On Assignment, Inc...................................... 101,799  3,761,473
    Orbital ATK, Inc........................................   9,226    803,769
#*  Orion Marine Group, Inc.................................  28,209    159,381
    Oshkosh Corp............................................  36,021  1,984,397
*   PAM Transportation Services, Inc........................   9,811    196,514
    Park-Ohio Holdings Corp.................................  33,070    984,825

                                     1545

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Industrials -- (Continued)
*   Patrick Industries, Inc.................................  34,912 $2,253,919
*   Patriot Transportation Holding, Inc.....................   5,218    109,787
*   PGT, Inc................................................ 134,744  1,616,928
*   Ply Gem Holdings, Inc...................................  20,628    316,846
    Powell Industries, Inc..................................  17,421    641,790
#*  Power Solutions International, Inc......................     464      8,162
    Preformed Line Products Co..............................   4,200    205,254
#   Primoris Services Corp..................................  77,075  1,391,204
    Providence and Worcester Railroad Co....................   1,886     30,025
    Quad/Graphics, Inc......................................  24,907    631,642
    Quanex Building Products Corp...........................  59,478  1,188,965
*   Radiant Logistics, Inc..................................  24,605     77,752
#   Raven Industries, Inc...................................  74,396  1,544,461
#*  RBC Bearings, Inc.......................................  30,823  2,343,473
    RCM Technologies, Inc...................................  22,513    129,675
    Regal Beloit Corp.......................................  46,270  2,822,933
    Resources Connection, Inc...............................  83,595  1,245,565
*   Rexnord Corp............................................  95,466  2,032,471
*   Roadrunner Transportation Systems, Inc..................  54,092    409,476
*   RPX Corp................................................  71,181    716,793
#   RR Donnelley & Sons Co..................................  73,054  1,309,128
#*  Rush Enterprises, Inc. Class A..........................  46,147  1,060,458
*   Rush Enterprises, Inc. Class B..........................  18,930    441,637
*   Saia, Inc...............................................  61,297  1,770,870
    Servotronics, Inc.......................................   4,083     36,706
*   SIFCO Industries, Inc...................................  11,271     95,916
    Simpson Manufacturing Co., Inc..........................  87,482  3,569,266
    SkyWest, Inc............................................  58,064  1,670,501
*   SP Plus Corp............................................  29,043    697,903
*   Sparton Corp............................................  25,636    533,485
#   SPX Corp................................................  37,644    569,930
*   SPX FLOW, Inc...........................................   2,766     75,456
    Standex International Corp..............................  32,398  2,876,942
    Steelcase, Inc. Class A................................. 164,056  2,378,812
*   Sterling Construction Co., Inc..........................  20,119    117,093
    Sun Hydraulics Corp.....................................  39,087  1,180,427
    Supreme Industries, Inc. Class A........................  21,657    363,838
*   Swift Transportation Co.................................  91,199  1,755,581
#*  Taser International, Inc................................ 117,616  3,406,159
#*  Team, Inc...............................................  58,658  1,619,547
#*  Teledyne Technologies, Inc..............................  14,770  1,550,850
    Tennant Co..............................................  21,936  1,405,659
    Terex Corp..............................................  92,802  2,240,240
    Tetra Tech, Inc......................................... 107,483  3,539,415
#   Textainer Group Holdings, Ltd...........................  43,041    511,327
*   Thermon Group Holdings, Inc.............................  40,815    823,647
#   Timken Co. (The)........................................  85,901  2,873,388
    Titan International, Inc................................  57,267    378,535
*   Titan Machinery, Inc....................................  20,226    226,733
    Toro Co. (The)..........................................   7,915    727,784
*   TRC Cos., Inc...........................................  46,905    329,273
#*  Trex Co., Inc...........................................  29,232  1,417,752
*   TriMas Corp.............................................  63,394  1,132,851

                                     1546

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Industrials -- (Continued)
    Triton International, Ltd.............................  54,651 $    917,590
#   Triumph Group, Inc....................................  57,594    1,775,623
*   TrueBlue, Inc.........................................  72,527    1,619,528
*   Tutor Perini Corp.....................................  68,125    1,711,300
    Twin Disc, Inc........................................  18,414      173,644
*   Ultralife Corp........................................  13,852       60,256
    UniFirst Corp.........................................  26,336    3,078,152
    Universal Forest Products, Inc........................  30,181    3,263,170
    Universal Logistics Holdings, Inc.....................  24,733      369,758
    US Ecology, Inc.......................................  42,546    1,927,334
*   USA Truck, Inc........................................  22,813      439,835
    Valmont Industries, Inc...............................  26,941    3,527,924
*   Vectrus, Inc..........................................   5,152      160,485
#*  Veritiv Corp..........................................   4,740      200,123
*   Versar, Inc...........................................   2,930        4,161
    Viad Corp.............................................  43,595    1,517,978
*   Vicor Corp............................................  22,326      236,656
*   Virco Manufacturing Corp..............................   6,861       30,943
*   Volt Information Sciences, Inc........................   2,839       16,126
    VSE Corp..............................................   8,148      517,887
#*  Wabash National Corp.................................. 102,957    1,490,817
    Watsco, Inc. Class B..................................   1,348      193,910
    Watts Water Technologies, Inc. Class A................  47,698    2,950,121
#   Werner Enterprises, Inc............................... 127,869    3,212,069
#*  Wesco Aircraft Holdings, Inc.......................... 120,694    1,550,918
#*  WESCO International, Inc..............................  12,134      676,349
    West Corp.............................................  42,746      945,114
*   Westport Fuel Systems, Inc............................  47,613       65,706
*   Willdan Group, Inc....................................   7,195       76,339
*   Willis Lease Finance Corp.............................  11,622      313,794
#   Woodward, Inc.........................................  61,926    3,625,148
*   Xerium Technologies, Inc..............................   6,219       46,332
*   XPO Logistics, Inc....................................  91,952    2,723,618
#*  YRC Worldwide, Inc....................................  46,115      547,385
                                                                   ------------
Total Industrials.........................................          429,373,615
                                                                   ------------
Information Technology -- (13.4%)
#*  8x8, Inc..............................................  19,103      262,666
#*  ACI Worldwide, Inc.................................... 165,248    3,273,563
*   Actua Corp............................................  68,059      679,229
*   Acxiom Corp........................................... 128,479    2,948,593
    ADTRAN, Inc...........................................  62,192    1,131,894
*   Advanced Energy Industries, Inc.......................  84,045    3,422,312
*   Agilysys, Inc.........................................  36,949      421,958
*   Alpha & Omega Semiconductor, Ltd......................  41,052      586,633
    American Software, Inc. Class A.......................  55,346      610,466
*   Amkor Technology, Inc................................. 199,628    1,255,660
*   Amtech Systems, Inc...................................  19,414      118,231
*   Anixter International, Inc............................  33,327    2,042,279
#*  Aspen Technology, Inc.................................  33,687    1,411,148
    AstroNova, Inc........................................   5,157       81,945
*   AVG Technologies NV...................................  55,298    1,367,520
*   Aviat Networks, Inc...................................   1,123        8,557

                                     1547

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Information Technology -- (Continued)
*   Avid Technology, Inc....................................  60,829 $  395,997
    AVX Corp................................................  49,032    669,777
*   Aware, Inc..............................................  31,813    152,384
*   Axcelis Technologies, Inc...............................  55,553    594,417
*   AXT, Inc................................................  65,796    246,735
#   Badger Meter, Inc.......................................  31,786  2,216,756
*   Bankrate, Inc...........................................  84,096    670,245
#*  Barracuda Networks, Inc.................................  19,249    425,018
    Bel Fuse, Inc. Class A..................................   3,112     53,028
    Bel Fuse, Inc. Class B..................................  14,211    291,183
    Belden, Inc.............................................  49,020  3,588,754
*   Benchmark Electronics, Inc..............................  66,556  1,560,073
    Black Box Corp..........................................  26,361    359,828
    Blackbaud, Inc..........................................  68,653  4,589,453
#*  Blackhawk Network Holdings, Inc.........................  76,389  2,657,573
*   Blucora, Inc............................................  84,279    860,489
#*  Bottomline Technologies de, Inc.........................  37,887    799,795
*   Brightcove, Inc.........................................   5,662     59,281
#*  BroadSoft, Inc..........................................   4,362    195,548
*   BroadVision, Inc........................................   4,587     27,614
    Brooks Automation, Inc..................................  96,735  1,212,090
*   BSQUARE Corp............................................  22,650    118,686
    Cabot Microelectronics Corp.............................  36,239  1,906,896
*   CACI International, Inc. Class A........................  38,166  3,638,365
*   CalAmp Corp.............................................  89,314  1,268,259
*   Calix, Inc..............................................  88,090    680,055
#*  Cardtronics P.L.C. Class A..............................  50,333  2,214,149
*   Care.com, Inc...........................................     903      9,924
#   Cass Information Systems, Inc...........................  23,268  1,209,238
*   Ceva, Inc...............................................  37,919  1,139,845
*   Ciber, Inc..............................................  32,153     45,014
#*  Ciena Corp.............................................. 200,717  3,851,759
*   Cimpress NV.............................................  38,522  3,651,886
#*  Cirrus Logic, Inc....................................... 125,945  6,119,668
#*  Clearfield, Inc.........................................  30,926    618,829
    Cognex Corp.............................................  74,527  3,366,385
*   Coherent, Inc...........................................  39,417  4,180,173
    Cohu, Inc...............................................  43,064    454,756
    Communications Systems, Inc.............................  19,815    145,442
*   CommVault Systems, Inc..................................   8,290    428,925
    Computer Task Group, Inc................................  28,282    138,865
    Comtech Telecommunications Corp.........................  22,458    293,526
    Concurrent Computer Corp................................  10,672     54,641
    Convergys Corp.......................................... 170,395  4,541,027
*   CoreLogic, Inc..........................................  91,247  3,675,429
#*  Covisint Corp...........................................  11,510     25,207
*   Cray, Inc...............................................  93,041  2,936,374
*   Cree, Inc...............................................  42,633  1,219,304
    CSG Systems International, Inc..........................  71,089  2,862,043
    CSP, Inc................................................   1,770     14,797
    CTS Corp................................................  68,434  1,307,774
*   CyberOptics Corp........................................  19,769    341,411
#   Cypress Semiconductor Corp.............................. 361,392  4,206,603

                                     1548

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Information Technology -- (Continued)
#   Daktronics, Inc.........................................  79,717 $  515,769
*   Datalink Corp...........................................  50,391    432,355
#*  Datawatch Corp..........................................   2,100     12,075
*   Demand Media, Inc.......................................  36,102    209,031
*   DHI Group, Inc.......................................... 131,441    958,205
#   Diebold, Inc............................................  76,472  2,159,569
*   Digi International, Inc.................................  39,512    438,978
*   Diodes, Inc.............................................  54,416  1,007,240
*   DSP Group, Inc..........................................  52,899    572,896
*   DTS, Inc................................................  21,786    605,433
    EarthLink Holdings Corp................................. 196,285  1,330,812
#   Ebix, Inc...............................................  42,888  2,286,788
*   Edgewater Technology, Inc...............................  10,739     93,215
    Electro Rent Corp.......................................  28,442    439,998
*   Electro Scientific Industries, Inc......................  34,363    232,638
#*  Electronics for Imaging, Inc............................  66,927  2,964,197
#*  Ellie Mae, Inc..........................................  22,063  2,032,223
*   Emcore Corp.............................................  32,553    210,943
#*  EnerNOC, Inc............................................  56,232    420,615
#*  Entegris, Inc........................................... 204,204  3,489,846
#*  Envestnet, Inc..........................................  21,270    811,876
#*  EPAM Systems, Inc.......................................  36,906  2,592,277
    Epiq Systems, Inc.......................................  65,690  1,073,375
*   ePlus, Inc..............................................  19,530  1,642,668
*   Euronet Worldwide, Inc..................................  57,062  4,351,548
*   Everi Holdings, Inc.....................................  55,116    104,720
*   Everyday Health, Inc....................................   9,791     79,895
    Evolving Systems, Inc...................................   1,888      9,799
*   Exar Corp...............................................  93,253    781,460
*   ExlService Holdings, Inc................................  38,784  1,920,196
*   Extreme Networks, Inc................................... 151,940    591,047
*   Fabrinet................................................  53,402  2,016,460
#   Fair Isaac Corp.........................................  47,990  6,077,454
*   Fairchild Semiconductor International, Inc.............. 219,234  4,327,679
*   FARO Technologies, Inc..................................  35,449  1,236,461
    FEI Co..................................................   1,700    180,914
#*  Finisar Corp............................................ 159,385  2,990,063
*   FormFactor, Inc......................................... 108,573  1,015,158
    Forrester Research, Inc.................................  35,124  1,437,625
*   Frequency Electronics, Inc..............................  18,265    195,801
*   GigPeak, Inc............................................  40,881     77,265
    GlobalSCAPE, Inc........................................  12,700     43,307
#*  GrubHub, Inc............................................  29,954  1,135,856
*   GSE Systems, Inc........................................  17,551     41,069
*   GSI Technology, Inc.....................................  38,850    189,200
#*  GTT Communications, Inc.................................  83,621  1,716,739
    Hackett Group, Inc. (The)...............................  96,523  1,292,443
#*  Harmonic, Inc........................................... 122,500    403,025
*   Higher One Holdings, Inc................................  18,964     97,285
*   Hutchinson Technology, Inc..............................  28,499     56,143
#*  ID Systems, Inc.........................................  17,848     89,418
*   IEC Electronics Corp....................................   9,604     49,749
*   II-VI, Inc..............................................  74,107  1,489,551

                                     1549

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Information Technology -- (Continued)
*   Image Sensing Systems, Inc..............................     700 $    1,610
*   Imation Corp............................................  28,813     30,254
#*  Immersion Corp..........................................  22,956    172,400
#*  Infinera Corp........................................... 110,448    967,524
*   Innodata, Inc...........................................  45,079    114,050
*   Insight Enterprises, Inc................................  60,629  1,612,731
*   Integrated Device Technology, Inc....................... 216,250  4,755,337
#   InterDigital, Inc.......................................  49,707  2,935,198
*   Internap Corp........................................... 101,264    224,806
    Intersil Corp. Class A.................................. 206,754  3,159,201
*   Intevac, Inc............................................  14,418     82,615
*   IntraLinks Holdings, Inc................................  93,806    652,890
*   IntriCon Corp...........................................  16,201     87,161
*   Inuvo, Inc..............................................   8,626     13,888
*   Iteris, Inc.............................................  41,957    146,010
*   Itron, Inc..............................................  48,320  2,062,781
*   Ixia.................................................... 112,772  1,296,878
    IXYS Corp...............................................  67,866    742,454
#   j2 Global, Inc..........................................  52,240  3,491,722
*   Kemet Corp..............................................   5,780     19,883
*   Key Tronic Corp.........................................  24,700    186,238
*   Kimball Electronics, Inc................................  53,016    669,062
*   Knowles Corp............................................  26,378    354,520
#*  Kopin Corp..............................................  86,858    202,379
*   Kulicke & Soffa Industries, Inc......................... 117,342  1,473,816
*   KVH Industries, Inc.....................................  32,803    297,523
#*  Lattice Semiconductor Corp.............................. 307,468  1,847,883
    Lexmark International, Inc. Class A.....................  90,540  3,320,102
*   LGL Group, Inc. (The)...................................   1,474      5,233
*   Limelight Networks, Inc.................................  93,183    157,479
*   Lionbridge Technologies, Inc............................ 109,367    493,245
*   Liquidity Services, Inc.................................  12,871    103,998
    Littelfuse, Inc.........................................  31,974  3,997,389
*   LivePerson, Inc.........................................  10,297     68,732
#*  MACOM Technology Solutions Holdings, Inc................  32,156  1,270,484
#*  Manhattan Associates, Inc...............................  69,781  4,050,787
    ManTech International Corp. Class A.....................  33,775  1,334,450
*   Marchex, Inc. Class B...................................  22,536     71,439
#   MAXIMUS, Inc............................................   8,797    518,319
#*  MaxLinear, Inc. Class A.................................  29,847    650,963
#*  Maxwell Technologies, Inc...............................  32,591    179,251
*   MeetMe, Inc.............................................  60,928    391,767
    Mentor Graphics Corp.................................... 201,971  4,314,101
#   Mesa Laboratories, Inc..................................   6,345    733,672
    Methode Electronics, Inc................................  93,235  3,266,022
#*  Microsemi Corp.......................................... 141,539  5,520,021
*   MicroStrategy, Inc. Class A.............................   7,319  1,280,020
    MKS Instruments, Inc....................................  93,116  4,253,539
    MOCON, Inc..............................................  11,568    167,620
#*  ModusLink Global Solutions, Inc.........................  31,976     40,929
*   MoneyGram International, Inc............................  29,518    205,445
    Monolithic Power Systems, Inc...........................  65,929  4,794,357
    Monotype Imaging Holdings, Inc..........................  71,866  1,422,228

                                     1550

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Information Technology -- (Continued)
*   Monster Worldwide, Inc.................................. 161,632 $  408,929
#   MTS Systems Corp........................................  22,255  1,055,555
*   Nanometrics, Inc........................................  44,128    884,325
*   NAPCO Security Technologies, Inc........................  24,639    179,126
    NCI, Inc. Class A.......................................  11,445    145,237
*   NCR Corp................................................  70,334  2,318,912
#*  NeoPhotonics Corp....................................... 116,446  1,461,397
*   NETGEAR, Inc............................................  60,312  3,101,846
#*  Netscout Systems, Inc...................................  74,333  2,079,837
    NIC, Inc................................................  48,076  1,121,132
*   Novanta, Inc............................................  65,199  1,024,276
*   Numerex Corp. Class A...................................  25,228    192,490
    NVE Corp................................................   1,526     87,043
#*  Onvia, Inc..............................................   3,803     14,413
    Optical Cable Corp......................................  17,561     38,810
*   OSI Systems, Inc........................................  30,939  1,839,942
*   PAR Technology Corp.....................................   9,176     47,256
    Park Electrochemical Corp...............................  26,274    425,639
#*  Paycom Software, Inc....................................  62,171  2,935,093
    PC Connection, Inc......................................  61,775  1,594,413
    PC-Tel, Inc.............................................  25,090    127,206
*   PCM, Inc................................................  28,724    477,393
*   PDF Solutions, Inc......................................  61,471  1,014,272
    Pegasystems, Inc........................................  83,739  2,336,318
*   Perceptron, Inc.........................................  20,109     98,132
*   Perficient, Inc.........................................  74,427  1,653,768
*   Pfsweb, Inc.............................................  32,878    325,821
*   Photronics, Inc......................................... 150,307  1,451,966
*   Planet Payment, Inc.....................................  52,317    245,367
    Plantronics, Inc........................................  46,900  2,262,456
*   Plexus Corp.............................................  51,357  2,359,341
*   Polycom, Inc............................................ 193,334  2,395,408
    Power Integrations, Inc.................................  32,553  1,857,800
*   PRGX Global, Inc........................................  10,132     48,127
*   Progress Software Corp..................................  87,734  2,549,550
    QAD, Inc. Class A.......................................  25,004    473,076
    QAD, Inc. Class B.......................................   4,173     74,029
*   QLogic Corp............................................. 151,502  2,351,311
*   Qualstar Corp...........................................   2,066      9,752
*   QuinStreet, Inc.........................................  18,008     65,369
*   Qumu Corp...............................................  17,188     63,767
#*  Rambus, Inc............................................. 141,799  1,917,122
*   RealNetworks, Inc.......................................  58,241    252,184
    Reis, Inc...............................................  21,153    534,748
    RELM Wireless Corp......................................  29,676    153,425
*   RetailMeNot, Inc........................................  27,328    228,189
#   RF Industries, Ltd......................................   9,264     21,307
    Richardson Electronics, Ltd.............................  17,100    107,559
*   Rofin-Sinar Technologies, Inc...........................  41,245  1,303,342
*   Rogers Corp.............................................  27,924  1,911,119
*   Rosetta Stone, Inc......................................   9,240     71,148
*   Rovi Corp............................................... 110,346  2,075,608
*   Rubicon Project, Inc. (The).............................  14,792    208,863

                                     1551

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Information Technology -- (Continued)
*   Rudolph Technologies, Inc...............................  83,834 $1,477,155
*   Sanmina Corp............................................ 148,533  3,763,826
*   ScanSource, Inc.........................................  42,641  1,749,560
    Science Applications International Corp.................  61,971  3,765,358
*   Seachange International, Inc............................  52,037    166,518
*   Semtech Corp............................................  80,651  2,050,148
*   Sevcon, Inc.............................................   4,832     45,662
*   ShoreTel, Inc........................................... 120,378    883,575
*   Sigma Designs, Inc......................................  58,598    392,607
#*  Silicon Laboratories, Inc...............................  58,169  3,099,244
*   Silver Spring Networks, Inc.............................   1,800     22,626
#*  Sonus Networks, Inc..................................... 115,472    995,369
#   SS&C Technologies Holdings, Inc.........................   2,750     88,605
#*  Stamps.com, Inc.........................................  23,569  1,786,648
*   StarTek, Inc............................................  24,159    101,951
#*  SunPower Corp...........................................  20,122    293,379
*   Super Micro Computer, Inc...............................  74,933  1,614,806
*   Support.com, Inc........................................   2,797      2,405
*   Sykes Enterprises, Inc..................................  74,225  2,277,965
#*  Synaptics, Inc..........................................  51,017  2,650,333
#*  Synchronoss Technologies, Inc...........................  42,269  1,578,324
    SYNNEX Corp.............................................  63,341  6,367,671
*   Systemax, Inc...........................................  66,100    591,595
#*  Take-Two Interactive Software, Inc......................  62,097  2,495,057
#*  Tangoe, Inc.............................................   9,500     76,855
*   Tech Data Corp..........................................  67,291  5,243,988
*   TechTarget, Inc.........................................  15,652    142,746
*   Telenav, Inc............................................  55,736    277,565
    TeleTech Holdings, Inc..................................  66,645  1,902,048
    Tessco Technologies, Inc................................  19,087    256,529
    Tessera Technologies, Inc...............................  70,571  2,268,152
*   TiVo, Inc............................................... 158,854  1,674,321
    TransAct Technologies, Inc..............................  19,291    147,769
*   Travelzoo, Inc..........................................   9,516     97,063
*   TTM Technologies, Inc................................... 110,739  1,101,853
#*  Tyler Technologies, Inc.................................  20,938  3,413,313
#*  Ubiquiti Networks, Inc..................................  69,037  3,087,335
*   Ultra Clean Holdings, Inc...............................  37,611    240,334
*   Ultratech, Inc..........................................  63,101  1,542,188
#*  Unisys Corp.............................................  42,916    425,298
#*  Universal Display Corp..................................  12,091    856,526
#*  Veeco Instruments, Inc..................................  67,292  1,128,487
#*  VeriFone Systems, Inc...................................  57,629  1,104,172
*   Verint Systems, Inc.....................................  57,164  2,016,174
#*  ViaSat, Inc.............................................  67,898  5,012,909
*   Viavi Solutions, Inc.................................... 108,328    772,379
*   Vicon Industries, Inc...................................   6,594      5,539
*   Virtusa Corp............................................  63,293  1,721,570
#   Vishay Intertechnology, Inc............................. 235,440  3,138,415
#*  Vishay Precision Group, Inc.............................  12,904    169,688
    Wayside Technology Group, Inc...........................  12,677    229,707
*   Web.com Group, Inc......................................  54,626  1,030,246
#*  WebMD Health Corp.......................................  53,627  3,271,783

                                     1552

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Information Technology -- (Continued)
*   Xcerra Corp.........................................    72,041 $    439,450
*   XO Group, Inc.......................................    72,766    1,326,524
*   Xura, Inc...........................................     4,278      106,308
*   YuMe, Inc...........................................    11,122       39,817
*   Zedge, Inc. Class B.................................    17,051       70,932
*   Zix Corp............................................   117,982      479,007
*   Zynga, Inc. Class A................................. 1,374,346    3,944,373
                                                                   ------------
Total Information Technology............................            367,658,969
                                                                   ------------
Materials -- (4.9%)
    A Schulman, Inc.....................................    41,491    1,216,101
    AEP Industries, Inc.................................    15,313    1,232,084
*   AgroFresh Solutions, Inc............................     5,100       32,895
#   Alcoa, Inc..........................................    90,324      959,241
    American Vanguard Corp..............................    51,154      761,171
    Ampco-Pittsburgh Corp...............................     3,508       46,341
    Axiall Corp.........................................    57,372    1,873,196
    Balchem Corp........................................    43,731    2,793,099
*   Berry Plastics Group, Inc...........................    28,992    1,188,672
*   Boise Cascade Co....................................    49,467    1,344,018
    Cabot Corp..........................................    72,120    3,511,523
    Calgon Carbon Corp..................................    75,201    1,037,774
#   Carpenter Technology Corp...........................    59,223    2,324,503
*   Century Aluminum Co.................................   121,001      918,398
    Chase Corp..........................................    20,838    1,262,574
*   Chemtura Corp.......................................   175,823    4,938,868
*   Clearwater Paper Corp...............................    25,884    1,628,362
    Commercial Metals Co................................   198,664    3,285,903
#   Compass Minerals International, Inc.................    52,075    3,623,899
*   Core Molding Technologies, Inc......................    24,525      390,438
#   Deltic Timber Corp..................................    18,393    1,267,646
    Domtar Corp.........................................   113,033    4,450,109
    Eagle Materials, Inc................................    46,433    3,898,050
*   Ferro Corp..........................................    72,842      944,032
    Ferroglobe P.L.C....................................    83,625      779,385
#*  Flotek Industries, Inc..............................    39,200      556,640
    Friedman Industries, Inc............................     6,930       39,917
    FutureFuel Corp.....................................    51,586      591,176
    Graphic Packaging Holding Co........................   116,963    1,595,375
    Greif, Inc. Class A.................................    14,248      571,772
#   Greif, Inc. Class B.................................       300       15,891
*   Handy & Harman, Ltd.................................     1,805       50,305
    Hawkins, Inc........................................    18,451      788,596
    Haynes International, Inc...........................    22,213      843,650
    HB Fuller Co........................................    77,597    3,612,916
*   Headwaters, Inc.....................................   117,709    2,341,232
    Hecla Mining Co.....................................   318,957    2,070,031
    Huntsman Corp.......................................   120,972    1,870,227
    Innophos Holdings, Inc..............................    31,492    1,356,045
    Innospec, Inc.......................................    44,918    2,258,028
    Kaiser Aluminum Corp................................    33,977    2,814,994
    KapStone Paper and Packaging Corp...................   152,404    2,176,329
    KMG Chemicals, Inc..................................    28,169      774,366

                                     1553

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Materials -- (Continued)
*            Koppers Holdings, Inc........................  25,707 $    812,855
*            Kraton Performance Polymers, Inc.............  52,525    1,571,023
#            Kronos Worldwide, Inc........................  35,208      198,925
*            Louisiana-Pacific Corp....................... 206,881    4,178,996
#*           LSB Industries, Inc..........................  24,127      279,391
             Materion Corp................................  41,809    1,104,176
             Mercer International, Inc....................  90,527      714,258
             Minerals Technologies, Inc...................  44,730    2,919,080
             Myers Industries, Inc........................  94,610    1,414,419
             Neenah Paper, Inc............................  39,603    2,987,254
*            Northern Technologies International Corp.....   7,993      112,382
             Olin Corp....................................  29,722      621,190
             Olympic Steel, Inc...........................  14,385      412,274
*            OMNOVA Solutions, Inc........................  79,799      755,697
             PH Glatfelter Co.............................  71,213    1,471,261
             PolyOne Corp................................. 131,230    4,602,236
             Quaker Chemical Corp.........................  33,824    3,235,604
             Rayonier Advanced Materials, Inc.............  49,596      682,937
*            Real Industry, Inc...........................   9,802       76,848
#*           Resolute Forest Products, Inc................  35,756      197,373
#            Royal Gold, Inc..............................  63,244    5,346,648
             Schnitzer Steel Industries, Inc. Class A.....  75,498    1,471,456
             Schweitzer-Mauduit International, Inc........  51,595    1,950,807
             Sensient Technologies Corp...................  73,966    5,460,910
#            Silgan Holdings, Inc.........................   6,038      299,364
             Stepan Co....................................  32,163    2,068,403
#*           Stillwater Mining Co......................... 165,069    2,525,556
             SunCoke Energy, Inc..........................  85,779      654,494
             Synalloy Corp................................  11,801       90,042
             TimkenSteel Corp.............................  26,426      264,788
*            Trecora Resources............................  25,415      290,493
             Tredegar Corp................................  35,880      635,076
             Tronox, Ltd. Class A.........................  27,210      176,593
*            UFP Technologies, Inc........................   2,080       47,611
             United States Lime & Minerals, Inc...........  12,780      805,140
#            United States Steel Corp..................... 315,227    8,665,590
*            Universal Stainless & Alloy Products, Inc....   8,920      104,275
#*           US Concrete, Inc.............................  19,220    1,239,690
             Worthington Industries, Inc..................  98,879    4,381,328
                                                                   ------------
Total Materials...........................................          134,862,215
                                                                   ------------
Other -- (0.0%)
(degrees)*   Allen Organ Co. Escrow Shares................     700           --
(degrees)#*  Gerber Scientific, Inc. Escrow Shares........  58,381           --
(degrees)*   Petrocorp, Inc. Escrow Shares................   5,200           --
                                                                   ------------
Total Other...............................................                   --
                                                                   ------------
Telecommunication Services -- (1.0%)
             ATN International, Inc.......................  26,846    1,973,718
#*           Boingo Wireless, Inc.........................  50,525      462,809
*            Cincinnati Bell, Inc......................... 327,341    1,636,705
#            Cogent Communications Holdings, Inc..........  61,589    2,631,698

                                     1554

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Telecommunication Services -- (Continued)
#   Consolidated Communications Holdings, Inc..............  82,155 $ 2,296,232
*   FairPoint Communications, Inc..........................   5,870      95,035
*   General Communication, Inc. Class A....................  92,715   1,426,884
*   Hawaiian Telcom Holdco, Inc............................   3,903      86,647
    IDT Corp. Class B......................................  52,042     794,161
    Inteliquent, Inc.......................................  68,056   1,398,551
#*  Iridium Communications, Inc............................ 112,323   1,008,660
*   Lumos Networks Corp....................................  35,867     419,644
#*  ORBCOMM, Inc........................................... 102,159   1,081,864
    Shenandoah Telecommunications Co....................... 103,180   4,238,634
    Spok Holdings, Inc.....................................  50,965     941,833
#*  Straight Path Communications, Inc. Class B.............  11,554     210,745
    Telephone & Data Systems, Inc.......................... 104,763   3,298,987
*   United States Cellular Corp............................   4,708     190,439
*   Vonage Holdings Corp................................... 386,922   2,294,447
                                                                    -----------
Total Telecommunication Services...........................          26,487,693
                                                                    -----------
Utilities -- (3.5%)
#   ALLETE, Inc............................................  64,025   4,087,996
    American States Water Co...............................  61,894   2,673,821
#   Artesian Resources Corp. Class A.......................  19,716     672,118
#   Avista Corp............................................ 106,134   4,616,829
#   Black Hills Corp.......................................  75,388   4,753,213
#   California Water Service Group.........................  84,987   2,866,612
    Chesapeake Utilities Corp..............................  33,157   2,124,369
    Connecticut Water Service, Inc.........................  23,309   1,189,924
    Consolidated Water Co., Ltd............................  22,624     303,840
    Delta Natural Gas Co., Inc.............................  18,738     494,496
#*  Dynegy, Inc............................................  30,935     468,047
    El Paso Electric Co....................................  68,846   3,282,577
    Empire District Electric Co. (The).....................  69,344   2,338,973
    Gas Natural, Inc.......................................  13,086      92,911
#   Genie Energy, Ltd. Class B.............................  42,916     275,521
    Hawaiian Electric Industries, Inc......................  33,010   1,024,961
#   IDACORP, Inc...........................................  64,563   5,219,919
    MGE Energy, Inc........................................  49,729   2,792,283
    Middlesex Water Co.....................................  36,150   1,493,357
    New Jersey Resources Corp.............................. 145,601   5,422,181
    Northwest Natural Gas Co...............................  46,618   3,027,373
#   NorthWestern Corp......................................  71,197   4,324,506
#   ONE Gas, Inc...........................................  73,184   4,754,033
    Ormat Technologies, Inc................................  24,410   1,114,072
    Otter Tail Corp........................................  45,838   1,597,454
#   Pattern Energy Group, Inc..............................  24,149     588,511
    Piedmont Natural Gas Co., Inc..........................  45,338   2,711,212
#   PNM Resources, Inc..................................... 135,652   4,661,003
    Portland General Electric Co...........................  98,225   4,289,486
    RGC Resources, Inc.....................................  13,188     325,084
    SJW Corp...............................................  40,978   1,735,828
#   South Jersey Industries, Inc...........................  98,964   3,154,972
    Southwest Gas Corp.....................................  70,456   5,460,340
#   Spark Energy, Inc. Class A.............................   7,834     194,205
#   Spire, Inc.............................................  73,831   5,123,871

                                     1555

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES       VALUE+
                                                      ---------- --------------
Utilities -- (Continued)
             Unitil Corp.............................     34,021 $    1,488,079
             WGL Holdings, Inc.......................     82,214      5,819,929
#            York Water Co. (The)....................     28,112        883,841
                                                                 --------------
Total Utilities......................................                97,447,747
                                                                 --------------
TOTAL COMMON STOCKS..................................             2,317,747,952
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)*   Capital Bank Corp. Contingent Value
               Rights................................      3,283             --
(degrees)#*  Trius Therapeutics, Inc. Contingent
               Value Rights..........................      6,973             --
TOTAL RIGHTS/WARRANTS................................                        --
                                                                 --------------
TOTAL INVESTMENT SECURITIES..........................             2,317,747,952
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.6%)
             State Street Institutional Liquid
               Reserves, 0.457%...................... 15,123,814     15,123,814
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (15.1%)
(S)@         DFA Short Term Investment Fund.......... 35,884,024    415,178,154
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,811,309,370)^^............................            $2,748,049,920
                                                                 ==============

                                     1556

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                             -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary... $  385,336,317           --   --    $  385,336,317
   Consumer Staples.........    107,979,688           --   --       107,979,688
   Energy...................     87,094,411           --   --        87,094,411
   Financials...............    481,210,344           --   --       481,210,344
   Health Care..............    200,296,953           --   --       200,296,953
   Industrials..............    429,373,615           --   --       429,373,615
   Information Technology...    367,658,969           --   --       367,658,969
   Materials................    134,862,215           --   --       134,862,215
   Other....................             --           --   --                --
   Telecommunication
     Services...............     26,487,693           --   --        26,487,693
   Utilities................     97,447,747           --   --        97,447,747
Rights/Warrants.............             --           --   --                --
Temporary Cash
   Investments..............     15,123,814           --   --        15,123,814
Securities Lending
  Collateral................             -- $415,178,154   --       415,178,154
                             -------------- ------------   --    --------------
TOTAL....................... $2,332,871,766 $415,178,154   --    $2,748,049,920
                             ============== ============   ==    ==============

                                     1557

                       T.A. U.S. CORE EQUITY 2 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                          SHARES    VALUE+
                                                          ------- -----------
COMMON STOCKS -- (90.0%)

Consumer Discretionary -- (13.7%)
*   1-800-Flowers.com, Inc. Class A......................  43,474 $   396,918
    A.H. Belo Corp. Class A..............................  17,110      88,459
    Aaron's, Inc.........................................  74,476   1,783,700
    Abercrombie & Fitch Co. Class A......................  45,569     943,734
    Advance Auto Parts, Inc..............................  31,712   5,386,600
*   Amazon.com, Inc......................................  27,406  20,795,947
    AMC Entertainment Holdings, Inc. Class A.............  20,546     604,463
#*  AMC Networks, Inc. Class A...........................  18,528   1,025,710
    AMCON Distributing Co................................     116      10,504
#*  America's Car-Mart, Inc..............................   8,804     308,844
*   American Axle & Manufacturing Holdings, Inc..........  84,269   1,467,123
#   American Eagle Outfitters, Inc....................... 212,588   3,809,577
*   American Public Education, Inc.......................  21,286     609,631
*   Apollo Education Group, Inc..........................  38,894     349,657
    Aramark.............................................. 133,294   4,778,590
    Arctic Cat, Inc......................................   6,477     101,106
    Ark Restaurants Corp.................................   2,015      46,748
*   Asbury Automotive Group, Inc.........................  32,033   1,947,606
#*  Ascena Retail Group, Inc............................. 108,449     881,690
#*  Ascent Capital Group, Inc. Class A...................  10,256     174,557
#   Autoliv, Inc.........................................  32,952   3,486,322
#*  AutoNation, Inc......................................  71,863   3,833,891
*   AutoZone, Inc........................................   2,987   2,431,328
*   Ballantyne Strong, Inc...............................   7,721      40,304
*   Barnes & Noble Education, Inc........................  43,136     498,652
#   Barnes & Noble, Inc..................................  90,225   1,180,143
    Bassett Furniture Industries, Inc....................   6,115     157,950
    Beasley Broadcast Group, Inc. Class A................   2,443      12,948
#*  Beazer Homes USA, Inc................................   9,480      90,913
#*  bebe stores, Inc.....................................  18,957      14,974
#   Bed Bath & Beyond, Inc............................... 107,930   4,851,453
*   Belmond, Ltd. Class A................................  99,065   1,138,257
    Best Buy Co., Inc.................................... 188,453   6,332,021
    Big 5 Sporting Goods Corp............................  20,304     214,410
#   Big Lots, Inc........................................  70,667   3,758,071
*   Biglari Holdings, Inc................................     556     230,801
*   BJ's Restaurants, Inc................................  28,812   1,119,058
    Bloomin' Brands, Inc................................. 170,776   3,070,552
    Blue Nile, Inc.......................................   7,032     204,350
#   Bob Evans Farms, Inc.................................  20,977     771,534
#   Bon-Ton Stores, Inc. (The)...........................   9,305      13,864
*   Boot Barn Holdings, Inc..............................   3,386      36,433
#   BorgWarner, Inc......................................  66,627   2,210,684
    Bowl America, Inc. Class A...........................   1,280      18,586
#*  Boyd Gaming Corp.....................................  22,632     443,814
*   Bravo Brio Restaurant Group, Inc.....................  17,554     144,294
*   Bridgepoint Education, Inc...........................  42,468     302,797
*   Bright Horizons Family Solutions, Inc................  25,711   1,724,437
#   Brinker International, Inc...........................  33,703   1,588,759
    Brunswick Corp.......................................  71,120   3,528,974
#   Buckle, Inc. (The)...................................  14,000     383,460

                                     1558

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Consumer Discretionary -- (Continued)
#*  Buffalo Wild Wings, Inc..............................  17,761 $ 2,983,138
*   Build-A-Bear Workshop, Inc...........................  21,722     296,071
#*  Burlington Stores, Inc...............................  26,879   2,056,512
*   Cabela's, Inc........................................  65,155   3,363,953
#   Cable One, Inc.......................................   4,983   2,610,494
*   CafePress, Inc.......................................   1,005       3,156
#   CalAtlantic Group, Inc............................... 120,656   4,368,954
    Caleres, Inc.........................................  42,844   1,127,654
    Callaway Golf Co.....................................  65,019     695,703
*   Cambium Learning Group, Inc..........................  39,240     189,922
    Canterbury Park Holding Corp.........................     200       2,180
    Capella Education Co.................................  18,021   1,078,917
*   Career Education Corp................................  94,431     652,518
#*  CarMax, Inc.......................................... 103,389   6,023,443
*   Carmike Cinemas, Inc.................................  22,051     679,612
    Carnival Corp........................................  85,723   4,004,979
    Carriage Services, Inc...............................  17,219     418,594
*   Carrols Restaurant Group, Inc........................  58,910     713,400
    Carter's, Inc........................................  28,735   2,909,419
    Cato Corp. (The) Class A.............................  24,857     889,135
*   Cavco Industries, Inc................................   6,607     656,604
    CBS Corp. Class A....................................   3,886     213,730
    CBS Corp. Class B.................................... 146,185   7,633,781
*   Century Casinos, Inc.................................   3,288      20,977
*   Century Communities, Inc.............................   7,133     126,254
*   Charles & Colvard, Ltd...............................  12,152      12,274
*   Charter Communications, Inc. Class A.................  59,771  14,038,415
    Cheesecake Factory, Inc. (The).......................  62,573   3,236,901
*   Cherokee, Inc........................................   8,072      84,272
    Chico's FAS, Inc.....................................  91,885   1,103,539
#   Children's Place, Inc. (The).........................  19,150   1,600,557
#*  Chipotle Mexican Grill, Inc..........................   4,600   1,950,354
    Choice Hotels International, Inc.....................  23,511   1,135,346
*   Christopher & Banks Corp.............................   2,351       4,773
#   Churchill Downs, Inc.................................   3,697     484,788
#*  Chuy's Holdings, Inc.................................  18,893     637,072
    Cinemark Holdings, Inc............................... 111,045   4,175,292
    Citi Trends, Inc.....................................  15,913     265,429
#   Clear Channel Outdoor Holdings, Inc. Class A.........  22,155     154,863
    ClubCorp Holdings, Inc...............................  61,649     893,910
#   Coach, Inc...........................................  69,903   3,013,518
    Collectors Universe, Inc.............................   4,745     102,065
    Columbia Sportswear Co...............................  44,528   2,549,228
    Comcast Corp. Class A................................ 949,532  63,856,027
#*  Conn's, Inc..........................................  11,469      81,545
    Cooper Tire & Rubber Co..............................  59,827   1,973,693
*   Cooper-Standard Holding, Inc.........................  12,273   1,080,638
    Core-Mark Holding Co., Inc...........................  41,734   2,043,297
#   Cracker Barrel Old Country Store, Inc................  22,541   3,548,179
#*  Crocs, Inc...........................................  43,089     488,198
    CSS Industries, Inc..................................     200       5,262
    CST Brands, Inc......................................  80,189   3,586,052
    Culp, Inc............................................  15,932     454,540

                                     1559

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Consumer Discretionary -- (Continued)
#   Dana Holding Corp....................................   142,171 $ 1,939,212
    Darden Restaurants, Inc..............................    71,651   4,410,836
#*  Dave & Buster's Entertainment, Inc...................    20,586     916,077
*   Deckers Outdoor Corp.................................    29,219   1,928,746
*   Del Frisco's Restaurant Group, Inc...................    14,885     222,084
#*  Del Taco Restaurants, Inc............................     2,813      29,565
    Delphi Automotive P.L.C..............................    20,328   1,378,645
*   Delta Apparel, Inc...................................     6,071     145,036
*   Denny's Corp.........................................    49,665     554,261
    Destination Maternity Corp...........................     9,223      51,833
*   Destination XL Group, Inc............................    51,876     267,680
    DeVry Education Group, Inc...........................    30,654     682,665
*   Diamond Resorts International, Inc...................    43,101   1,300,788
    Dick's Sporting Goods, Inc...........................    93,701   4,805,924
#   Dillard's, Inc. Class A..............................    42,245   2,859,142
    DineEquity, Inc......................................    26,634   2,167,209
#*  Discovery Communications, Inc. Class A...............    84,364   2,116,693
*   Discovery Communications, Inc. Class B...............     1,077      28,400
*   Discovery Communications, Inc. Class C...............   130,873   3,211,623
*   DISH Network Corp. Class A...........................    21,300   1,137,846
*   Dixie Group, Inc. (The)..............................     7,544      27,913
    Dollar General Corp..................................   106,699  10,108,663
*   Dollar Tree, Inc.....................................    66,085   6,363,325
#   Domino's Pizza, Inc..................................    19,800   2,916,540
#*  Dorman Products, Inc.................................    32,254   2,054,580
    DR Horton, Inc.......................................   119,728   3,936,657
*   DreamWorks Animation SKG, Inc. Class A...............    57,209   2,343,853
    Drew Industries, Inc.................................    29,143   2,669,790
    DSW, Inc. Class A....................................    76,314   1,851,378
#   Dunkin' Brands Group, Inc............................    42,812   1,939,812
    Educational Development Corp.........................     1,000      13,440
#*  El Pollo Loco Holdings, Inc..........................     5,500      72,380
*   Eldorado Resorts, Inc................................     9,052     130,801
*   Emerson Radio Corp...................................    11,467       7,512
*   Emmis Communications Corp. Class A...................     2,473       9,669
    Entercom Communications Corp. Class A................    24,701     360,882
    Entravision Communications Corp. Class A.............    77,318     561,329
#   Escalade, Inc........................................     7,797      83,662
#   Ethan Allen Interiors, Inc...........................    24,840     862,693
*   EVINE Live, Inc......................................    18,299      34,585
#*  EW Scripps Co. (The) Class A.........................    59,036   1,001,251
#   Expedia, Inc.........................................    34,994   4,082,050
*   Express, Inc.........................................    94,784   1,417,969
#*  Famous Dave's of America, Inc........................     4,600      26,726
#*  Federal-Mogul Holdings Corp..........................    51,880     458,619
*   Fiesta Restaurant Group, Inc.........................    20,182     450,866
#   Finish Line, Inc. (The) Class A......................    43,663     948,797
#*  Five Below, Inc......................................    31,121   1,587,482
    Flexsteel Industries, Inc............................     4,411     181,292
#   Foot Locker, Inc.....................................    96,404   5,747,606
    Ford Motor Co........................................ 1,492,735  18,898,025
#*  Fossil Group, Inc....................................    12,354     390,386
*   Fox Factory Holding Corp.............................    45,567     874,431

                                     1560

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Consumer Discretionary -- (Continued)
*   Francesca's Holdings Corp............................  59,206 $   752,508
    Fred's, Inc. Class A.................................  41,601     661,040
*   FTD Cos., Inc........................................  31,726     802,985
*   Full House Resorts, Inc..............................   5,091       9,113
#*  G-III Apparel Group, Ltd.............................  39,798   1,593,114
#   GameStop Corp. Class A............................... 116,637   3,609,915
*   Gaming Partners International Corp...................   3,430      32,756
    Gannett Co., Inc..................................... 104,352   1,331,532
    Gap, Inc. (The)...................................... 215,465   5,556,842
    Garmin, Ltd..........................................  60,621   3,293,539
    General Motors Co.................................... 571,686  18,030,976
#*  Genesco, Inc.........................................  23,532   1,633,591
#   Gentex Corp.......................................... 277,359   4,900,934
*   Gentherm, Inc........................................  40,745   1,367,402
    Genuine Parts Co.....................................  70,323   7,189,824
#   GNC Holdings, Inc. Class A...........................  78,796   1,608,226
    Goodyear Tire & Rubber Co. (The)..................... 150,255   4,307,811
    Graham Holdings Co. Class B..........................   4,794   2,412,533
#*  Grand Canyon Education, Inc..........................  55,996   2,355,192
*   Gray Television, Inc.................................  57,253     566,805
*   Gray Television, Inc. Class A........................   2,300      22,195
*   Green Brick Partners, Inc............................   4,722      33,337
    Group 1 Automotive, Inc..............................  22,824   1,422,392
#*  Groupon, Inc.........................................  12,033      57,999
#   Guess?, Inc..........................................  46,202     680,093
#   H&R Block, Inc.......................................  40,208     956,548
    Hanesbrands, Inc.....................................  70,548   1,880,810
#   Harley-Davidson, Inc.................................  49,548   2,622,080
    Harman International Industries, Inc.................  30,772   2,542,998
    Harte-Hanks, Inc.....................................  29,525      49,011
    Hasbro, Inc..........................................  18,667   1,516,320
    Haverty Furniture Cos., Inc..........................  16,765     308,979
    Haverty Furniture Cos., Inc. Class A.................     717      13,526
*   Helen of Troy, Ltd...................................  22,483   2,239,532
#*  Hibbett Sports, Inc..................................  18,677     652,201
    Hilton Worldwide Holdings, Inc....................... 101,101   2,344,532
    Home Depot, Inc. (The)............................... 110,670  15,299,021
    Hooker Furniture Corp................................  12,529     289,796
*   Horizon Global Corp..................................  11,773     153,638
*   Houghton Mifflin Harcourt Co.........................  68,770   1,165,651
#   HSN, Inc.............................................  26,405   1,350,880
*   Hyatt Hotels Corp. Class A...........................  11,029     556,303
*   Iconix Brand Group, Inc..............................  37,481     269,863
*   Ignite Restaurant Group, Inc.........................     260         367
*   Installed Building Products, Inc.....................  15,881     569,016
#   International Game Technology P.L.C..................  37,894     791,985
    International Speedway Corp. Class A.................  34,683   1,171,245
    Interpublic Group of Cos., Inc. (The)................ 154,532   3,563,508
    Interval Leisure Group, Inc.......................... 103,555   1,861,919
*   Intrawest Resorts Holdings, Inc......................   4,853      70,563
#*  iRobot Corp..........................................  20,886     791,997
*   Isle of Capri Casinos, Inc...........................  17,713     331,764
*   J Alexander's Holdings, Inc..........................   8,076      77,287

                                     1561

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Consumer Discretionary -- (Continued)
    Jack in the Box, Inc.................................  30,910 $ 2,732,135
#*  JAKKS Pacific, Inc...................................   8,687      80,094
#*  Jamba, Inc...........................................   8,857      95,656
*   JC Penney Co., Inc................................... 220,130   2,126,456
    John Wiley & Sons, Inc. Class A......................  47,971   2,767,927
#   John Wiley & Sons, Inc. Class B......................   2,517     140,952
    Johnson Controls, Inc................................ 142,618   6,549,019
    Johnson Outdoors, Inc. Class A.......................   3,558     108,341
*   K12, Inc.............................................  28,214     349,289
#*  Kate Spade & Co......................................  37,181     806,456
    KB Home..............................................  49,212     772,628
*   Kirkland's, Inc......................................  21,181     322,798
#   Kohl's Corp.......................................... 137,654   5,725,030
#*  Kona Grill, Inc......................................   6,378      79,725
    L Brands, Inc........................................  46,785   3,457,411
*   La Quinta Holdings, Inc..............................  22,559     279,055
    La-Z-Boy, Inc........................................  47,466   1,434,423
*   Lakeland Industries, Inc.............................   2,263      22,947
#*  Lands' End, Inc......................................  10,001     142,114
#   Las Vegas Sands Corp.................................  37,764   1,912,747
    Lear Corp............................................  42,486   4,820,037
    Leggett & Platt, Inc.................................  63,610   3,343,978
#   Lennar Corp. Class A.................................  63,243   2,959,772
    Lennar Corp. Class B.................................  14,859     557,807
    Libbey, Inc..........................................  35,304     659,832
#*  Liberty Braves Group Class A.........................   4,772      78,690
*   Liberty Braves Group Class B.........................      58         976
*   Liberty Braves Group Class C.........................   9,661     154,383
*   Liberty Broadband Corp. Class A......................  16,815   1,056,150
*   Liberty Broadband Corp. Class B......................     145       9,798
*   Liberty Broadband Corp. Class C......................  40,851   2,586,277
*   Liberty Interactive Corp., QVC Group Class A......... 226,805   6,080,642
*   Liberty Interactive Corp., QVC Group Class B.........     600      16,647
*   Liberty Media Group Class A..........................  11,931     270,834
*   Liberty Media Group Class B..........................     145       4,046
*   Liberty Media Group Class C..........................  24,153     541,510
*   Liberty SiriusXM Group Class A.......................  47,725   1,706,169
*   Liberty SiriusXM Group Class B.......................     581      20,782
*   Liberty SiriusXM Group Class C.......................  96,612   3,405,573
    Liberty Tax, Inc.....................................   3,761      52,127
*   Liberty TripAdvisor Holdings, Inc. Class A...........  55,647   1,317,164
*   Liberty TripAdvisor Holdings, Inc. Class B...........     110       2,713
*   Liberty Ventures Series A............................  79,991   3,016,461
    Lifetime Brands, Inc.................................  16,029     214,628
*   Lindblad Expeditions Holdings, Inc...................   3,492      34,710
#   Lions Gate Entertainment Corp........................  19,193     383,668
#   Lithia Motors, Inc. Class A..........................  24,992   2,156,560
#*  Live Nation Entertainment, Inc....................... 195,529   5,361,405
*   LKQ Corp............................................. 133,402   4,587,695
#*  Loral Space & Communications, Inc....................   7,591     266,672
    Lowe's Cos., Inc..................................... 216,161  17,785,727
*   Luby's, Inc..........................................  24,827     115,197
*   Lululemon Athletica, Inc.............................  18,212   1,414,162

                                     1562

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Consumer Discretionary -- (Continued)
#*  Lumber Liquidators Holdings, Inc.....................  11,988 $   180,180
*   M/I Homes, Inc.......................................  25,779     581,316
    Macy's, Inc.......................................... 151,611   5,432,222
*   Madison Square Garden Co. (The) Class A..............  20,644   3,773,517
*   Malibu Boats, Inc. Class A...........................  13,079     178,398
    Marcus Corp. (The)...................................  12,065     267,240
    Marine Products Corp.................................  19,424     177,341
#*  MarineMax, Inc.......................................  27,754     560,631
#   Marriott International, Inc. Class A.................  25,472   1,826,342
    Marriott Vacations Worldwide Corp....................  29,138   2,223,229
    Mattel, Inc.......................................... 132,996   4,439,406
*   Mattress Firm Holding Corp...........................     256       7,639
*   McClatchy Co. (The) Class A..........................   5,251     101,554
    McDonald's Corp...................................... 102,238  12,028,301
#   MDC Holdings, Inc....................................  42,406   1,116,126
*   Media General, Inc...................................  38,671     680,223
    Meredith Corp........................................  40,236   2,192,057
*   Meritage Homes Corp..................................  51,549   1,875,868
*   MGM Resorts International............................ 191,385   4,589,412
#*  Michael Kors Holdings, Ltd...........................  84,230   4,356,376
#*  Michaels Cos., Inc. (The)............................  50,472   1,330,442
*   Modine Manufacturing Co..............................  48,355     464,208
*   Mohawk Industries, Inc...............................  34,646   7,238,935
*   Monarch Casino & Resort, Inc.........................   3,481      81,212
#   Monro Muffler Brake, Inc.............................  23,943   1,499,311
#*  Motorcar Parts of America, Inc.......................  18,356     514,519
    Movado Group, Inc....................................  12,456     281,381
*   MSG Networks, Inc. Class A...........................  45,325     727,466
*   Murphy USA, Inc......................................  46,520   3,565,293
    NACCO Industries, Inc. Class A.......................   7,344     413,247
*   Nathan's Famous, Inc.................................   4,330     210,308
    National CineMedia, Inc..............................  40,270     627,407
*   Nautilus, Inc........................................  40,483     762,700
#*  Netflix, Inc.........................................  22,400   2,044,000
#*  New Home Co., Inc. (The).............................     245       2,413
    New Media Investment Group, Inc......................   2,144      37,863
*   New York & Co., Inc..................................  48,582      90,363
#   New York Times Co. (The) Class A..................... 125,086   1,623,616
    Newell Brands, Inc................................... 126,626   6,642,800
    News Corp. Class A...................................  96,297   1,248,972
#   News Corp. Class B...................................  34,618     465,266
#   Nexstar Broadcasting Group, Inc. Class A.............  17,939     906,816
    NIKE, Inc. Class B...................................  79,584   4,416,912
*   Nobility Homes, Inc..................................   1,152      17,395
#   Nordstrom, Inc.......................................  31,682   1,401,295
#*  Norwegian Cruise Line Holdings, Ltd..................  92,174   3,926,612
    Nutrisystem, Inc.....................................  23,167     685,280
*   NVR, Inc.............................................   2,277   3,882,285
*   O'Reilly Automotive, Inc.............................  30,530   8,872,934
*   Office Depot, Inc.................................... 293,532   1,015,621
#   Omnicom Group, Inc...................................  39,896   3,283,042
    Outerwall, Inc.......................................  18,448     971,472
#*  Overstock.com, Inc...................................  10,742     175,095

                                     1563

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- ----------
Consumer Discretionary -- (Continued)
    Oxford Industries, Inc...............................  19,706 $1,126,789
#*  Panera Bread Co. Class A.............................  13,095  2,871,995
#   Papa John's International, Inc.......................  28,426  2,102,103
#*  Papa Murphy's Holdings, Inc..........................   6,677     46,739
#*  Penn National Gaming, Inc............................  37,631    565,218
#   Penske Automotive Group, Inc.........................  91,638  3,630,698
*   Perry Ellis International, Inc.......................   9,214    197,364
#   PetMed Express, Inc..................................  13,560    281,099
#   Pier 1 Imports, Inc.................................. 116,250    595,200
#*  Pinnacle Entertainment, Inc..........................  36,985    403,876
#   Polaris Industries, Inc..............................  13,100  1,293,625
    Pool Corp............................................  24,941  2,550,965
*   Popeyes Louisiana Kitchen, Inc.......................  14,682    840,985
*   Potbelly Corp........................................  15,349    199,997
*   Priceline Group, Inc. (The)..........................   4,900  6,618,969
    PulteGroup, Inc...................................... 210,129  4,450,532
    PVH Corp.............................................  36,111  3,649,378
#*  Radio One, Inc. Class D..............................     841      2,691
#   Ralph Lauren Corp....................................  23,036  2,259,601
    RCI Hospitality Holdings, Inc........................  12,873    137,097
*   Reading International, Inc. Class A..................  15,735    216,356
*   Red Lion Hotels Corp.................................  21,513    170,813
#*  Red Robin Gourmet Burgers, Inc.......................  14,591    705,621
#   Regal Entertainment Group Class A....................  59,771  1,405,814
*   Regis Corp...........................................  39,149    526,163
    Rent-A-Center, Inc...................................  40,650    439,020
    Rocky Brands, Inc....................................   6,987     76,647
#   Ross Stores, Inc.....................................  68,236  4,219,032
#   Royal Caribbean Cruises, Ltd.........................  94,154  6,820,516
*   Ruby Tuesday, Inc....................................  47,732    192,837
    Ruth's Hospitality Group, Inc........................  48,637    776,733
    Saga Communications, Inc. Class A....................   1,505     61,735
    Salem Media Group, Inc...............................  10,305     78,009
#*  Sally Beauty Holdings, Inc...........................  56,479  1,656,529
    Scholastic Corp......................................  13,187    541,986
#   Scripps Networks Interactive, Inc. Class A...........  16,900  1,116,414
*   Sears Hometown and Outlet Stores, Inc................   1,300      8,944
#   SeaWorld Entertainment, Inc..........................  98,943  1,523,722
#*  Select Comfort Corp..................................  61,140  1,458,800
*   Sequential Brands Group, Inc.........................   1,378     11,203
    Service Corp. International.......................... 187,444  5,195,948
*   ServiceMaster Global Holdings, Inc...................  83,977  3,176,850
#*  Shake Shack, Inc. Class A............................   1,393     55,734
*   Shiloh Industries, Inc...............................  12,091    117,162
    Shoe Carnival, Inc...................................  18,656    490,839
*   Shutterfly, Inc......................................  27,229  1,448,311
#   Signet Jewelers, Ltd.................................  29,861  2,625,081
#   Sinclair Broadcast Group, Inc. Class A...............  81,959  2,280,099
#*  Sirius XM Holdings, Inc.............................. 151,402    664,655
#   Six Flags Entertainment Corp.........................  41,784  2,356,200
*   Sizmek, Inc..........................................  28,312     77,292
*   Skechers U.S.A., Inc. Class A........................ 103,903  2,495,750
*   Skullcandy, Inc......................................  20,834    127,504

                                     1564

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
Consumer Discretionary -- (Continued)
#*  Skyline Corp.........................................   1,175 $    10,834
#*  Smith & Wesson Holding Corp..........................  65,501   1,929,004
    Sonic Automotive, Inc. Class A.......................  34,818     632,991
    Sonic Corp...........................................  33,893     912,061
#   Sotheby's............................................  48,403   1,567,773
    Spartan Motors, Inc..................................  25,364     215,340
    Speedway Motorsports, Inc............................  30,011     530,294
*   Sportsman's Warehouse Holdings, Inc..................  24,816     252,627
#   Stage Stores, Inc....................................  10,099      59,887
    Standard Motor Products, Inc.........................  22,348     937,275
*   Stanley Furniture Co., Inc...........................   4,426      10,844
    Staples, Inc......................................... 309,412   2,874,437
    Starbucks Corp.......................................  99,500   5,775,975
    Starwood Hotels & Resorts Worldwide, Inc.............  24,752   1,932,141
*   Starz Class A........................................  59,655   1,803,371
*   Starz Class B........................................     581      17,965
    Stein Mart, Inc......................................  56,095     482,417
*   Steven Madden, Ltd...................................  58,611   2,052,557
*   Stoneridge, Inc......................................  40,960     683,213
    Strattec Security Corp...............................   3,527     157,304
#*  Strayer Education, Inc...............................  17,088     781,263
    Sturm Ruger & Co., Inc...............................  14,435     981,580
    Superior Industries International, Inc...............  22,424     685,277
    Superior Uniform Group, Inc..........................  12,932     207,817
*   Sypris Solutions, Inc................................   8,523       7,500
    Tailored Brands, Inc.................................  33,695     493,632
*   Tandy Leather Factory, Inc...........................   9,590      68,473
    Target Corp.......................................... 153,340  11,551,102
*   Taylor Morrison Home Corp. Class A...................  18,684     303,615
    TEGNA, Inc........................................... 229,542   5,026,970
#*  Tempur Sealy International, Inc......................  28,745   2,173,984
*   Tenneco, Inc.........................................  29,117   1,645,693
#*  Tesla Motors, Inc....................................   7,091   1,664,896
#   Texas Roadhouse, Inc.................................  63,815   3,013,344
    Thor Industries, Inc.................................  51,274   3,924,512
#   Tiffany & Co.........................................  66,064   4,262,449
*   Tilly's, Inc. Class A................................   6,424      36,553
    Time Warner, Inc..................................... 253,415  19,424,260
#   Time, Inc............................................  62,701   1,023,907
    TJX Cos., Inc. (The).................................  56,625   4,627,395
#*  Toll Brothers, Inc...................................  83,371   2,335,222
*   TopBuild Corp........................................  10,289     388,513
    Tower International, Inc.............................  26,867     620,090
*   Town Sports International Holdings, Inc..............  12,890      31,709
#   Tractor Supply Co....................................  49,600   4,545,840
*   Trans World Entertainment Corp.......................     900       3,195
*   TRI Pointe Group, Inc................................  93,475   1,257,239
#*  TripAdvisor, Inc.....................................   8,741     611,608
#*  Tuesday Morning Corp.................................  32,414     255,746
*   Tumi Holdings, Inc...................................  53,918   1,442,306
#   Tupperware Brands Corp...............................  17,754   1,112,821
    Twenty-First Century Fox, Inc. Class A............... 210,181   5,599,222
    Twenty-First Century Fox, Inc. Class B...............  79,750   2,155,642

                                     1565

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES     VALUE+
                                                          ------- ------------
Consumer Discretionary -- (Continued)
*   UCP, Inc. Class A....................................   1,400 $     11,760
*   Ulta Salon Cosmetics & Fragrance, Inc................  19,777    5,165,950
#*  Under Armour, Inc. Class A...........................  25,200      994,392
*   Under Armour, Inc. Class C...........................  25,378      905,995
*   Unifi, Inc...........................................  12,128      327,820
*   Universal Electronics, Inc...........................  12,278      949,581
    Universal Technical Institute, Inc...................  13,926       33,005
*   Urban Outfitters, Inc................................ 109,827    3,283,827
*   US Auto Parts Network, Inc...........................  17,215       70,409
    Vail Resorts, Inc....................................  29,350    4,199,104
#*  Vera Bradley, Inc....................................  40,288      586,593
    VF Corp..............................................  53,460    3,337,508
#   Viacom, Inc. Class A.................................   5,545      275,254
    Viacom, Inc. Class B................................. 220,184   10,011,766
*   Vince Holding Corp...................................  21,569      107,845
*   Vista Outdoor, Inc...................................  63,553    3,180,828
    Visteon Corp.........................................  43,332    3,037,140
#*  Vitamin Shoppe, Inc..................................  27,200      795,872
*   VOXX International Corp..............................  14,061       37,262
    Walt Disney Co. (The)................................ 365,590   35,078,360
#*  Wayfair, Inc. Class A................................   5,300      230,550
*   WCI Communities, Inc.................................   6,422      108,082
#   Wendy's Co. (The).................................... 298,595    2,884,428
*   West Marine, Inc.....................................  24,450      214,182
    Weyco Group, Inc.....................................   5,289      147,775
    Whirlpool Corp.......................................  43,265    8,322,455
#*  William Lyon Homes Class A...........................  14,589      253,119
#   Williams-Sonoma, Inc.................................  33,919    1,834,340
#   Winmark Corp.........................................   2,732      274,757
    Winnebago Industries, Inc............................  34,377      816,798
    Wolverine World Wide, Inc............................  82,980    2,032,180
#   Wyndham Worldwide Corp...............................  55,448    3,937,917
#   Wynn Resorts, Ltd....................................  13,506    1,322,913
    Yum! Brands, Inc.....................................  33,855    3,027,314
*   ZAGG, Inc............................................  32,991      208,833
#*  Zumiez, Inc..........................................  23,491      398,877
                                                                  ------------
Total Consumer Discretionary.............................          937,219,118
                                                                  ------------
Consumer Staples -- (6.9%)
    Alico, Inc...........................................   5,242      155,058
#*  Alliance One International, Inc......................   6,971      120,598
    Altria Group, Inc.................................... 141,174    9,557,480
    Andersons, Inc. (The)................................  30,455    1,126,226
    Archer-Daniels-Midland Co............................ 123,254    5,556,290
#   Avon Products, Inc................................... 285,356    1,161,399
#   B&G Foods, Inc.......................................  68,258    3,521,430
#*  Boston Beer Co., Inc. (The) Class A..................   4,962      907,451
*   Bridgford Foods Corp.................................   2,509       34,373
#   Brown-Forman Corp. Class A...........................   5,843      617,371
#   Brown-Forman Corp. Class B...........................   8,362      821,065
    Bunge, Ltd...........................................  77,280    5,088,115
#   Cal-Maine Foods, Inc.................................  52,257    2,189,568
    Calavo Growers, Inc..................................  12,466      820,014

                                     1566

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CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Consumer Staples -- (Continued)
#   Campbell Soup Co.....................................  49,790 $ 3,100,423
#   Casey's General Stores, Inc..........................  42,229   5,639,261
*   CCA Industries, Inc..................................   3,031       9,684
*   Central Garden & Pet Co..............................  10,091     244,808
*   Central Garden & Pet Co. Class A.....................  30,294     690,400
#*  Chefs' Warehouse, Inc. (The).........................  23,397     377,862
    Church & Dwight Co., Inc.............................  36,688   3,604,229
    Clorox Co. (The).....................................  22,050   2,890,094
#   Coca-Cola Bottling Co. Consolidated..................   8,466   1,205,643
    Coca-Cola Co. (The).................................. 377,704  16,479,226
    Coca-Cola European Partners P.L.C....................  42,225   1,576,259
    Colgate-Palmolive Co.................................  76,902   5,723,816
    ConAgra Foods, Inc................................... 121,864   5,698,361
    Constellation Brands, Inc. Class A...................  78,551  12,931,851
#   Constellation Brands, Inc. Class B...................   1,902     315,485
    Costco Wholesale Corp................................  41,646   6,964,044
#   Coty, Inc. Class A...................................  14,900     400,363
*   Craft Brew Alliance, Inc.............................  14,043     164,865
*   Crimson Wine Group, Ltd..............................   9,858      83,497
    CVS Health Corp...................................... 339,252  31,455,445
*   Darling Ingredients, Inc............................. 139,262   2,197,554
#   Dean Foods Co........................................  98,336   1,815,283
    Dr Pepper Snapple Group, Inc.........................  62,606   6,167,317
#*  Edgewell Personal Care Co............................  45,117   3,817,349
    Energizer Holdings, Inc..............................  28,345   1,460,618
    Estee Lauder Cos., Inc. (The) Class A................  17,200   1,597,880
*   Farmer Brothers Co...................................  16,643     510,441
#   Flowers Foods, Inc................................... 136,772   2,515,237
    Fresh Del Monte Produce, Inc.........................  49,348   2,805,434
    General Mills, Inc...................................  54,638   3,927,926
    Golden Enterprises, Inc..............................   1,623      19,233
#*  Hain Celestial Group, Inc. (The).....................  76,799   4,054,219
#*  Herbalife, Ltd.......................................  34,042   2,315,196
    Hershey Co. (The)....................................   6,900     764,244
    Hormel Foods Corp.................................... 152,124   5,681,831
*   HRG Group, Inc....................................... 121,336   1,806,693
    Ingles Markets, Inc. Class A.........................  15,264     592,701
    Ingredion, Inc.......................................  60,426   8,051,160
    Inter Parfums, Inc...................................  27,932     908,907
#*  Inventure Foods, Inc.................................   6,441      55,521
    J&J Snack Foods Corp.................................  17,878   2,174,144
    JM Smucker Co. (The).................................  53,187   8,199,308
    John B. Sanfilippo & Son, Inc........................   7,385     344,658
#   Kellogg Co...........................................  21,066   1,742,369
    Kimberly-Clark Corp..................................  30,133   3,903,730
    Kraft Heinz Co. (The)................................ 102,102   8,820,592
    Kroger Co. (The)..................................... 163,787   5,599,878
    Lancaster Colony Corp................................  19,955   2,593,352
#*  Landec Corp..........................................  26,542     305,233
*   Lifeway Foods, Inc...................................   2,867      28,641
#   Limoneira Co.........................................   2,654      46,949
*   Mannatech, Inc.......................................     600      10,956
#   McCormick & Co., Inc. Non-voting.....................  19,006   1,943,364

                                     1567

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CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Consumer Staples -- (Continued)
#   McCormick & Co., Inc. Voting.........................   1,509 $   153,963
    Mead Johnson Nutrition Co............................  36,000   3,211,200
    Medifast, Inc........................................  21,814     768,289
    MGP Ingredients, Inc.................................  19,569     841,467
    Molson Coors Brewing Co. Class A.....................     266      26,645
    Molson Coors Brewing Co. Class B.....................  67,373   6,882,826
    Mondelez International, Inc. Class A................. 435,875  19,169,783
*   Monster Beverage Corp................................  27,273   4,380,862
*   National Beverage Corp...............................  23,726   1,360,923
*   Natural Alternatives International, Inc..............   5,470      58,310
#*  Natural Grocers by Vitamin Cottage, Inc..............  11,286     154,505
#   Natural Health Trends Corp...........................   6,437     216,219
    Nature's Sunshine Products, Inc......................   2,146      25,323
    Nu Skin Enterprises, Inc. Class A....................  39,981   2,134,985
*   Nutraceutical International Corp.....................   8,355     214,222
    Oil-Dri Corp. of America.............................   5,619     210,432
*   Omega Protein Corp...................................  20,671     465,511
#   Orchids Paper Products Co............................   7,947     244,052
    PepsiCo, Inc......................................... 155,127  16,896,433
    Philip Morris International, Inc..................... 116,866  11,716,985
#   Pilgrim's Pride Corp.................................  89,398   2,078,504
    Pinnacle Foods, Inc.................................. 123,860   6,219,011
#*  Post Holdings, Inc...................................  48,304   4,186,508
#   PriceSmart, Inc......................................  15,543   1,210,489
*   Primo Water Corp.....................................  15,622     187,152
    Procter & Gamble Co. (The)........................... 539,763  46,198,315
*   Revlon, Inc. Class A.................................  25,511     905,385
    Reynolds American, Inc............................... 179,003   8,960,890
*   Rite Aid Corp........................................ 267,434   1,872,038
    Rocky Mountain Chocolate Factory, Inc................   4,490      47,639
    Sanderson Farms, Inc.................................  25,997   2,277,077
*   Seaboard Corp........................................     346   1,013,780
*   Seneca Foods Corp. Class A...........................   8,282     324,406
*   Seneca Foods Corp. Class B...........................     283      11,603
*   Smart & Final Stores, Inc............................   3,401      46,900
    Snyder's-Lance, Inc..................................  75,871   2,599,340
    SpartanNash Co.......................................  27,359     861,809
#   Spectrum Brands Holdings, Inc........................  44,660   5,750,868
#*  Sprouts Farmers Market, Inc..........................  66,313   1,533,820
*   SUPERVALU, Inc.......................................  99,051     483,369
    Sysco Corp...........................................  51,532   2,668,842
#   Tootsie Roll Industries, Inc.........................  27,188   1,009,490
*   TreeHouse Foods, Inc.................................  47,669   4,918,964
    Tyson Foods, Inc. Class A............................ 140,474  10,338,886
*   United Natural Foods, Inc............................  47,727   2,385,395
    United-Guardian, Inc.................................   1,431      20,292
#   Universal Corp.......................................  14,346     850,861
*   USANA Health Sciences, Inc...........................   9,882   1,356,996
#   Vector Group, Ltd....................................  62,593   1,382,679
    Village Super Market, Inc. Class A...................   8,526     269,763
    Wal-Mart Stores, Inc................................. 600,007  43,782,511
    Walgreens Boots Alliance, Inc........................ 248,005  19,654,396
    WD-40 Co.............................................  11,814   1,358,374

                                     1568

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CONTINUED


                                                          SHARES     VALUE+
                                                          ------- ------------
Consumer Staples -- (Continued)
    Weis Markets, Inc....................................  20,540 $  1,061,302
#*  WhiteWave Foods Co. (The)............................  54,703    3,035,470
#   Whole Foods Market, Inc.............................. 162,380    4,949,342
                                                                  ------------
Total Consumer Staples...................................          472,955,373
                                                                  ------------
Energy -- (6.0%)
*   Abraxas Petroleum Corp...............................  16,753       19,433
    Adams Resources & Energy, Inc........................   3,585      108,518
    Alon USA Energy, Inc.................................  37,002      261,604
    Anadarko Petroleum Corp..............................  73,150    3,988,869
*   Antero Resources Corp................................  52,062    1,363,504
#   Apache Corp..........................................  65,385    3,432,712
    Archrock, Inc........................................  44,829      399,426
#   Atwood Oceanics, Inc.................................  24,928      266,231
    Baker Hughes, Inc....................................  58,061    2,777,058
*   Barnwell Industries, Inc.............................     525          782
#*  Basic Energy Services, Inc...........................  16,109       11,276
#   Bristow Group, Inc...................................   8,327       90,015
    Cabot Oil & Gas Corp................................. 138,968    3,428,341
#   California Resources Corp............................   4,979       51,085
*   Callon Petroleum Co..................................  80,203      913,512
#   CARBO Ceramics, Inc..................................   1,253       17,667
#*  Carrizo Oil & Gas, Inc...............................  41,187    1,350,934
    Cheniere Energy Partners L.P. Holdings LLC...........  10,194      206,429
#*  Cheniere Energy, Inc.................................  39,587    1,655,924
*   Chesapeake Energy Corp............................... 274,107    1,485,660
    Chevron Corp......................................... 342,238   35,072,550
    Cimarex Energy Co....................................  33,911    4,069,998
#*  Clayton Williams Energy, Inc.........................   8,393      316,500
#*  Cobalt International Energy, Inc..................... 138,682      206,636
#*  Concho Resources, Inc................................  28,344    3,520,325
    ConocoPhillips....................................... 244,583    9,983,878
#   CONSOL Energy, Inc................................... 199,453    3,865,399
*   Contango Oil & Gas Co................................  23,781      219,499
#*  Continental Resources, Inc...........................  53,877    2,373,282
#   Core Laboratories NV.................................  16,694    1,950,026
#   CVR Energy, Inc......................................  38,443      568,956
*   Dawson Geophysical Co................................  16,969      126,419
    Delek US Holdings, Inc...............................  22,697      284,166
    Devon Energy Corp....................................  45,164    1,728,878
#   DHT Holdings, Inc....................................  88,247      411,231
    Diamond Offshore Drilling, Inc....................... 119,290    2,710,269
#*  Diamondback Energy, Inc..............................  43,524    3,820,972
#*  Dorian LPG, Ltd......................................   8,582       52,951
#*  Dril-Quip, Inc.......................................  37,769    2,055,767
*   Eclipse Resources Corp...............................   8,714       27,449
    Energen Corp.........................................  26,053    1,234,391
*   ENGlobal Corp........................................  13,358       19,770
#   EnLink Midstream LLC.................................  62,453      963,650
    EOG Resources, Inc................................... 139,897   11,429,585
#*  EP Energy Corp. Class A..............................  38,754      161,604
    EQT Corp.............................................  21,627    1,575,743
*   Era Group, Inc.......................................  13,219      116,063

                                     1569

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CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Energy -- (Continued)
    Evolution Petroleum Corp............................    12,134 $     66,130
*   Exterran Corp.......................................    22,414      285,106
    Exxon Mobil Corp.................................... 1,221,097  108,616,578
*   Fairmount Santrol Holdings, Inc.....................     3,644       24,961
*   FMC Technologies, Inc...............................   102,043    2,589,851
#*  Forum Energy Technologies, Inc......................    29,209      476,983
#   Frank's International NV............................    11,428      140,793
#   GasLog, Ltd.........................................    17,398      232,611
*   Gastar Exploration, Inc.............................    26,086       23,892
#*  Geospace Technologies Corp..........................     8,662      142,923
    Green Plains, Inc...................................    27,619      626,399
    Gulf Island Fabrication, Inc........................    11,186       94,634
*   Gulfport Energy Corp................................   108,699    3,162,054
    Halliburton Co......................................   178,677    7,801,038
#*  Harvest Natural Resources, Inc......................    16,817        9,754
*   Helix Energy Solutions Group, Inc...................   125,275      994,683
#   Helmerich & Payne, Inc..............................    75,457    4,676,070
    Hess Corp...........................................    78,693    4,221,879
#   HollyFrontier Corp..................................    99,896    2,539,356
#*  Hornbeck Offshore Services, Inc.....................     5,798       46,268
#*  ION Geophysical Corp................................     1,571        7,871
*   Jones Energy, Inc. Class A..........................       104          385
    Kinder Morgan, Inc..................................   106,863    2,172,525
#*  Kosmos Energy, Ltd..................................   174,201      966,816
*   Laredo Petroleum, Inc...............................    60,012      601,320
    Marathon Oil Corp...................................   125,597    1,713,143
    Marathon Petroleum Corp.............................   215,003    8,468,968
#*  Matador Resources Co................................    60,931    1,285,035
*   Matrix Service Co...................................    26,162      433,504
*   McDermott International, Inc........................    14,478       74,996
*   Memorial Resource Development Corp..................   142,814    2,139,354
*   Mitcham Industries, Inc.............................    15,963       53,636
#   Murphy Oil Corp.....................................   121,333    3,328,164
    Nabors Industries, Ltd..............................   244,855    2,203,695
#   National Oilwell Varco, Inc.........................    72,321    2,339,584
*   Natural Gas Services Group, Inc.....................    12,471      313,147
*   Newfield Exploration Co.............................   108,769    4,709,698
*   Newpark Resources, Inc..............................    95,028      600,577
    Noble Corp. P.L.C...................................   172,593    1,273,736
    Noble Energy, Inc...................................   125,590    4,486,075
#*  Northern Oil and Gas, Inc...........................     7,558       29,930
#*  Oasis Petroleum, Inc................................    34,864      264,966
    Occidental Petroleum Corp...........................    72,295    5,402,605
    Oceaneering International, Inc......................    77,619    2,164,018
*   Oil States International, Inc.......................    57,763    1,786,032
#   ONEOK, Inc..........................................    50,485    2,261,223
    Panhandle Oil and Gas, Inc. Class A.................    11,858      193,997
#*  Par Pacific Holdings, Inc...........................    10,118      151,770
#*  Parker Drilling Co..................................    95,483      197,650
*   Parsley Energy, Inc. Class A........................    89,814    2,560,597
    Patterson-UTI Energy, Inc...........................   140,685    2,727,882
#   PBF Energy, Inc. Class A............................    93,729    2,093,906
*   PDC Energy, Inc.....................................    42,091    2,305,324

                                     1570

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CONTINUED


                                                          SHARES     VALUE+
                                                          ------- ------------
Energy -- (Continued)
*   PetroQuest Energy, Inc...............................   9,781 $     31,593
*   PHI, Inc. Non-voting.................................   8,492      164,065
*   PHI, Inc. Voting.....................................     212        4,120
    Phillips 66.......................................... 135,982   10,342,791
*   Pioneer Energy Services Corp.........................  73,897      232,776
    Pioneer Natural Resources Co.........................  31,238    5,078,362
    QEP Resources, Inc................................... 208,482    3,794,372
    Range Resources Corp.................................  49,607    1,999,658
#*  Renewable Energy Group, Inc..........................  53,364      520,299
#*  REX American Resources Corp..........................   6,572      432,438
*   Rice Energy, Inc..................................... 135,277    3,154,660
#*  RigNet, Inc..........................................   9,588      114,577
*   Ring Energy, Inc.....................................   4,134       32,824
#   Rowan Cos. P.L.C. Class A............................ 107,828    1,643,299
#*  RPC, Inc............................................. 135,339    1,961,062
*   RSP Permian, Inc.....................................  83,339    2,996,037
    Schlumberger, Ltd.................................... 268,580   21,626,062
    Scorpio Tankers, Inc................................. 125,131      595,624
#*  SEACOR Holdings, Inc.................................  15,724      888,720
    SemGroup Corp. Class A...............................  44,019    1,274,790
#   Ship Finance International, Ltd......................  57,055      861,530
#   SM Energy Co.........................................  49,236    1,335,773
*   Southwestern Energy Co............................... 274,454    4,001,539
#   Spectra Energy Corp..................................  47,989    1,726,164
#   Superior Energy Services, Inc........................ 131,653    2,102,498
#*  Synergy Resources Corp...............................  56,580      368,336
#*  Synthesis Energy Systems, Inc........................   9,454        9,927
#   Targa Resources Corp.................................  84,140    3,135,056
#   Teekay Corp..........................................  41,810      259,222
#   Teekay Tankers, Ltd. Class A.........................  45,610      134,550
    Tesco Corp...........................................  48,196      318,576
    Tesoro Corp..........................................  91,759    6,987,448
*   TETRA Technologies, Inc..............................  78,499      471,779
#   Transocean, Ltd...................................... 238,908    2,625,599
*   Unit Corp............................................  24,467      305,837
#   US Silica Holdings, Inc..............................  11,672      402,334
*   Vaalco Energy, Inc...................................  31,137       26,498
    Valero Energy Corp................................... 197,720   10,336,802
#*  Weatherford International P.L.C...................... 128,736      731,220
    Western Refining, Inc................................  77,615    1,618,273
*   Whiting Petroleum Corp...............................  23,180      170,837
*   Willbros Group, Inc..................................  51,312      105,190
    Williams Cos., Inc. (The)............................  88,285    2,116,191
    World Fuel Services Corp.............................  56,865    2,706,774
*   WPX Energy, Inc...................................... 255,647    2,553,914
                                                                  ------------
Total Energy.............................................          409,079,025
                                                                  ------------
Financials -- (15.3%)
    1st Source Corp......................................  25,024      841,057
    A-Mark Precious Metals, Inc..........................   4,773       81,427
#   Access National Corp.................................  11,299      251,177
*   Affiliated Managers Group, Inc.......................  21,450    3,148,431
    Aflac, Inc...........................................  92,904    6,715,101

                                     1571

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CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
    Alexander & Baldwin, Inc.............................    66,118 $ 2,605,049
*   Alleghany Corp.......................................     7,207   3,917,004
    Allied World Assurance Co. Holdings AG...............    74,679   3,061,092
    Allstate Corp. (The).................................   108,567   7,418,383
    Ally Financial, Inc..................................   342,503   6,178,754
#*  Altisource Asset Management Corp.....................       743       9,555
#*  Altisource Portfolio Solutions SA....................     8,399     195,361
*   Ambac Financial Group, Inc...........................    22,049     400,851
#   American Equity Investment Life Holding Co...........    73,347   1,168,418
    American Express Co..................................   247,203  15,934,705
    American Financial Group, Inc........................    68,232   4,987,759
*   American Independence Corp...........................        75       1,852
    American International Group, Inc....................   269,115  14,650,621
    American National Bankshares, Inc....................     4,187     109,951
    American National Insurance Co.......................    16,693   1,908,845
*   American River Bankshares............................     2,071      21,145
    Ameriprise Financial, Inc............................    90,559   8,679,175
    Ameris Bancorp.......................................    30,319   1,005,378
    AMERISAFE, Inc.......................................    20,404   1,194,246
    AmeriServ Financial, Inc.............................     3,367      10,471
#   AmTrust Financial Services, Inc......................   171,239   4,087,475
    Aon P.L.C............................................    39,459   4,224,875
#*  Arch Capital Group, Ltd..............................    57,133   4,149,570
    Argo Group International Holdings, Ltd...............    28,810   1,494,951
    Arrow Financial Corp.................................    12,213     385,809
#   Arthur J Gallagher & Co..............................    56,579   2,783,121
#   Artisan Partners Asset Management, Inc. Class A......    19,688     550,476
    Aspen Insurance Holdings, Ltd........................    52,154   2,396,998
    Associated Banc-Corp.................................   118,542   2,204,881
    Associated Capital Group, Inc. Class A...............     4,711     140,812
    Assurant, Inc........................................    43,889   3,643,226
    Assured Guaranty, Ltd................................   137,651   3,687,670
*   Asta Funding, Inc....................................     6,257      67,576
    Astoria Financial Corp...............................   117,692   1,726,542
*   Atlantic Coast Financial Corp........................     1,768      10,608
#*  Atlanticus Holdings Corp.............................    12,895      38,556
*   Atlas Financial Holdings, Inc........................     3,252      55,967
    Auburn National Bancorporation, Inc..................       757      21,287
#*  AV Homes, Inc........................................     4,357      62,392
    Axis Capital Holdings, Ltd...........................    72,767   4,044,390
    Baldwin & Lyons, Inc. Class A........................       298       7,383
    Baldwin & Lyons, Inc. Class B........................     8,126     215,258
#   Banc of California, Inc..............................    40,653     901,684
    BancFirst Corp.......................................    15,649   1,026,105
*   Bancorp, Inc. (The)..................................    26,594     140,948
    BancorpSouth, Inc....................................   112,144   2,671,270
    Bank Mutual Corp.....................................    50,070     382,535
    Bank of America Corp................................. 1,702,765  24,673,065
    Bank of Commerce Holdings............................     4,204      27,662
#   Bank of Hawaii Corp..................................    43,487   2,997,124
#   Bank of Marin Bancorp................................     5,176     256,626
    Bank of New York Mellon Corp. (The)..................   254,962  10,045,503
#   Bank of the Ozarks, Inc..............................    62,048   2,233,108

                                     1572

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CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Financials -- (Continued)
    BankFinancial Corp...................................  27,709 $   338,050
    BankUnited, Inc......................................  89,513   2,687,180
    Banner Corp..........................................  29,646   1,237,424
    Bar Harbor Bankshares................................   3,478     127,573
    BB&T Corp............................................ 164,187   6,053,575
*   BBX Capital Corp. Class A............................   1,030      19,920
    BCB Bancorp, Inc.....................................   2,691      28,444
    Bear State Financial, Inc............................     110       1,049
    Beneficial Bancorp, Inc..............................  75,619   1,025,394
*   Berkshire Hathaway, Inc. Class B..................... 146,921  21,196,293
    Berkshire Hills Bancorp, Inc.........................  37,466     987,978
    BGC Partners, Inc. Class A........................... 262,880   2,331,746
    BlackRock, Inc.......................................  23,004   8,425,215
    Blue Hills Bancorp, Inc..............................   2,178      31,036
    BNC Bancorp..........................................  14,256     345,851
#*  BofI Holding, Inc....................................  55,788     938,354
#   BOK Financial Corp...................................  37,302   2,433,209
    Boston Private Financial Holdings, Inc............... 110,509   1,339,369
#   Bridge Bancorp, Inc..................................   4,164     121,214
    Brookline Bancorp, Inc...............................  90,102   1,026,262
#   Brown & Brown, Inc................................... 129,152   4,734,712
    Bryn Mawr Bank Corp..................................  20,662     606,016
    C&F Financial Corp...................................     353      16,129
    Calamos Asset Management, Inc. Class A...............  13,084      91,065
#   California First National Bancorp....................   1,859      27,030
    Camden National Corp.................................   9,040     393,059
    Capital Bank Financial Corp. Class A.................  32,319     966,015
    Capital City Bank Group, Inc.........................  10,928     156,380
    Capital One Financial Corp........................... 121,877   8,175,509
    Capitol Federal Financial, Inc....................... 182,564   2,586,932
    Cardinal Financial Corp..............................  33,261     856,803
*   Carolina Bank Holdings, Inc..........................     900      16,614
*   Cascade Bancorp......................................  26,894     151,682
    Cash America International, Inc......................  32,186   1,379,170
    Cathay General Bancorp...............................  82,163   2,463,247
    CBOE Holdings, Inc...................................  32,258   2,219,350
*   CBRE Group, Inc. Class A............................. 163,140   4,641,333
    CenterState Banks, Inc...............................  48,965     815,757
    Central Pacific Financial Corp.......................  33,939     832,524
    Century Bancorp, Inc. Class A........................   1,308      57,107
    Charles Schwab Corp. (The)........................... 114,256   3,247,156
    Charter Financial Corp...............................   4,551      59,345
    Chemical Financial Corp..............................  50,143   2,074,917
    Chicopee Bancorp, Inc................................   3,900      73,242
    Chubb, Ltd...........................................  88,808  11,124,090
#   Cincinnati Financial Corp............................  69,527   5,193,667
    CIT Group, Inc.......................................  41,974   1,450,621
    Citigroup, Inc....................................... 538,405  23,587,523
#   Citizens & Northern Corp.............................   5,885     125,409
    Citizens Community Bancorp, Inc......................   1,100      11,154
    Citizens Financial Group, Inc........................ 126,113   2,816,103
    Citizens Holding Co..................................     200       4,424
#*  Citizens, Inc........................................  28,479     237,800

                                     1573

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CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
Financials -- (Continued)
#   City Holding Co......................................  13,853 $  646,935
*   CKX Lands, Inc.......................................      39        440
    Clifton Bancorp, Inc.................................  31,379    470,057
    CME Group, Inc.......................................  63,511  6,493,365
    CNA Financial Corp...................................  71,240  2,267,569
    CNB Financial Corp...................................   6,963    128,467
    CNO Financial Group, Inc............................. 150,916  2,621,411
    CoBiz Financial, Inc.................................  41,913    517,626
    Codorus Valley Bancorp, Inc..........................     593     12,578
    Cohen & Steers, Inc..................................  25,683  1,106,937
*   Colony Bankcorp, Inc.................................     327      3,152
    Columbia Banking System, Inc.........................  70,990  2,152,417
#   Comerica, Inc........................................  77,565  3,509,041
#   Commerce Bancshares, Inc.............................  87,214  4,124,350
    Commercial National Financial Corp...................     923     19,198
#   Community Bank System, Inc...........................  50,163  2,213,693
*   Community Bankers Trust Corp.........................     700      3,647
    Community Trust Bancorp, Inc.........................  20,558    715,007
    ConnectOne Bancorp, Inc..............................  15,832    267,719
    Consolidated-Tomoka Land Co..........................   5,164    252,675
*   Consumer Portfolio Services, Inc.....................  34,102    144,592
#*  Cowen Group, Inc. Class A............................  79,402    247,734
    Crawford & Co. Class A...............................  16,580    148,391
    Crawford & Co. Class B...............................  16,901    185,573
#*  Credit Acceptance Corp...............................  19,353  3,496,506
*   CU Bancorp...........................................   1,353     32,147
#   Cullen/Frost Bankers, Inc............................  44,241  3,003,521
#*  Customers Bancorp, Inc...............................  30,494    784,916
#   CVB Financial Corp................................... 100,847  1,658,933
#   Diamond Hill Investment Group, Inc...................   2,904    554,635
    Dime Community Bancshares, Inc.......................  47,299    818,273
    Discover Financial Services.......................... 147,984  8,411,411
    Donegal Group, Inc. Class A..........................  16,877    272,901
    Donegal Group, Inc. Class B..........................   1,947     31,035
*   E*TRADE Financial Corp............................... 166,215  4,168,672
#*  Eagle Bancorp, Inc...................................  18,791    968,676
    East West Bancorp, Inc............................... 112,042  3,834,077
    Eastern Virginia Bankshares, Inc.....................     889      6,694
#   Eaton Vance Corp.....................................  74,368  2,811,854
#*  eHealth, Inc.........................................  20,246    193,349
    EMC Insurance Group, Inc.............................  16,920    469,192
#*  Emergent Capital, Inc................................   3,823     14,183
    Employers Holdings, Inc..............................  39,852  1,136,579
#*  Encore Capital Group, Inc............................  23,579    575,563
    Endurance Specialty Holdings, Ltd....................  56,900  3,848,147
#*  Enova International, Inc.............................  11,293    102,653
#*  Enstar Group, Ltd....................................  12,013  2,001,246
    Enterprise Bancorp, Inc..............................   3,613     85,520
    Enterprise Financial Services Corp...................  20,711    595,648
    Erie Indemnity Co. Class A...........................  30,211  2,951,313
    ESSA Bancorp, Inc....................................   7,111    100,692
    Evans Bancorp, Inc...................................     807     20,570
    EverBank Financial Corp..............................  58,738  1,054,934

                                     1574

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CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
Financials -- (Continued)
#   Evercore Partners, Inc. Class A......................  45,505 $2,305,738
    Everest Re Group, Ltd................................  24,621  4,653,615
#*  Ezcorp, Inc. Class A.................................  46,009    416,842
#   FactSet Research Systems, Inc........................  14,215  2,444,411
    Farmers Capital Bank Corp............................   4,757    140,522
    Farmers National Banc Corp...........................     490      4,679
    FBL Financial Group, Inc. Class A....................  19,223  1,198,938
*   FCB Financial Holdings, Inc. Class A.................  17,083    597,393
    Federal Agricultural Mortgage Corp. Class A..........     635     25,470
    Federal Agricultural Mortgage Corp. Class C..........   9,092    349,406
    Federated Investors, Inc. Class B....................  99,279  3,134,238
    Federated National Holding Co........................  16,533    346,366
#   Fidelity & Guaranty Life.............................   2,628     57,448
    Fidelity Southern Corp...............................  22,383    385,211
    Fifth Third Bancorp.................................. 344,154  6,532,043
    Financial Engines, Inc...............................   5,721    150,977
    Financial Institutions, Inc..........................  16,591    446,298
*   First Acceptance Corp................................  16,289     24,759
    First American Financial Corp........................  96,758  4,045,452
*   First BanCorp(318672706).............................  62,228    285,627
    First Bancorp(318910106).............................  14,365    268,913
    First Bancorp, Inc...................................   4,271     94,176
    First Busey Corp.....................................  35,718    804,727
    First Business Financial Services, Inc...............   6,193    146,836
    First Cash Financial Services, Inc...................  31,429  1,612,622
    First Citizens BancShares, Inc. Class A..............   7,404  1,923,411
    First Commonwealth Financial Corp....................  93,842    905,575
    First Community Bancshares, Inc......................  15,321    351,311
    First Connecticut Bancorp., Inc......................   3,987     64,191
    First Defiance Financial Corp........................   6,553    273,195
    First Financial Bancorp..............................  76,296  1,625,868
#   First Financial Bankshares, Inc......................  42,226  1,442,862
    First Financial Corp.................................   7,979    305,596
    First Financial Northwest, Inc.......................  13,447    187,989
*   First Foundation, Inc................................     506     12,048
#   First Horizon National Corp.......................... 190,135  2,768,366
    First Interstate BancSystem, Inc. Class A............  27,446    797,032
    First Merchants Corp.................................  39,843  1,043,887
    First Midwest Bancorp, Inc........................... 112,324  2,097,089
*   First NBC Bank Holding Co............................   4,630     88,109
    First Niagara Financial Group, Inc................... 228,417  2,325,285
    First of Long Island Corp. (The).....................   5,376    163,162
    First Republic Bank..................................  46,619  3,341,184
    First South Bancorp, Inc.............................   4,040     38,824
*   First United Corp....................................   1,100     11,000
    FirstMerit Corp...................................... 115,025  2,441,981
*   Flagstar Bancorp, Inc................................  42,435  1,120,708
    Flushing Financial Corp..............................  38,335    855,254
    FNB Corp............................................. 148,287  1,772,030
#   FNF Group............................................ 140,300  5,285,101
*   FNFV Group...........................................  46,792    558,229
#*  Forestar Group, Inc..................................  46,788    574,557
    Franklin Resources, Inc..............................  94,463  3,418,616

                                     1575

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CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Financials -- (Continued)
#*  FRP Holdings, Inc....................................   6,278 $   228,394
    Fulton Financial Corp................................ 183,620   2,506,413
    Gain Capital Holdings, Inc...........................  37,117     249,426
    GAMCO Investors, Inc. Class A........................   6,850     233,859
#*  Genworth Financial, Inc. Class A.....................  70,000     200,200
    German American Bancorp, Inc.........................  14,444     491,096
    Glacier Bancorp, Inc.................................  71,291   1,966,206
*   Global Indemnity P.L.C...............................  13,212     396,756
    Goldman Sachs Group, Inc. (The)......................  66,330  10,533,867
    Great Southern Bancorp, Inc..........................  14,939     585,609
    Great Western Bancorp, Inc...........................     494      16,386
*   Green Dot Corp. Class A..............................  55,149   1,334,606
#   Greenhill & Co., Inc.................................  11,124     220,589
#*  Greenlight Capital Re, Ltd. Class A..................  38,600     796,318
    Griffin Industrial Realty, Inc.......................   2,369      76,258
    Guaranty Bancorp.....................................  17,242     290,873
*   Hallmark Financial Services, Inc.....................  19,071     202,343
    Hancock Holding Co...................................  89,304   2,588,923
    Hanmi Financial Corp.................................  43,063   1,055,905
    Hanover Insurance Group, Inc. (The)..................  40,223   3,311,962
    Harleysville Savings Financial Corp..................   1,326      24,332
    Hartford Financial Services Group, Inc. (The)........ 193,678   7,718,068
    Hawthorn Bancshares, Inc.............................     270       3,761
#   HCI Group, Inc.......................................  11,256     339,481
    Heartland Financial USA, Inc.........................  20,497     752,650
    Heritage Commerce Corp...............................  28,693     300,703
    Heritage Financial Corp..............................  28,045     489,666
#   Heritage Insurance Holdings, Inc.....................  10,266     127,196
    HFF, Inc. Class A....................................  36,462   1,028,593
*   Hilltop Holdings, Inc................................  99,392   2,164,758
#   Hingham Institution for Savings......................     248      32,488
*   HMN Financial, Inc...................................     212       2,917
    Home Bancorp, Inc....................................   3,783     109,480
    Home BancShares, Inc................................. 120,982   2,524,894
*   HomeStreet, Inc......................................  24,183     539,281
*   HomeTrust Bancshares, Inc............................   6,636     121,970
    Hope Bancorp, Inc....................................  88,646   1,362,489
    HopFed Bancorp, Inc..................................   1,664      18,953
    Horace Mann Educators Corp...........................  33,385   1,141,099
    Horizon Bancorp......................................   4,889     134,545
#*  Howard Hughes Corp. (The)............................  30,241   3,612,590
    Huntington Bancshares, Inc........................... 359,754   3,417,663
    Iberiabank Corp......................................  27,223   1,700,621
    Independence Holding Co..............................   7,404     128,904
    Independent Bank Corp................................  29,543   1,483,354
    Independent Bank Group, Inc..........................   8,241     348,265
    Infinity Property & Casualty Corp....................   7,323     600,779
    Interactive Brokers Group, Inc. Class A..............  76,483   2,664,668
    Intercontinental Exchange, Inc.......................  22,231   5,873,430
    International Bancshares Corp........................  69,822   1,914,519
*   INTL. FCStone, Inc...................................  21,939     639,302
    Invesco, Ltd......................................... 180,449   5,265,502
    Investment Technology Group, Inc.....................  28,559     476,935

                                     1576

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CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Financials -- (Continued)
#   Investors Bancorp, Inc............................... 231,672 $ 2,631,794
    Investors Title Co...................................     675      67,837
#   Janus Capital Group, Inc............................. 172,559   2,605,641
    Jones Lang LaSalle, Inc..............................  26,326   2,881,907
    JPMorgan Chase & Co.................................. 971,264  62,131,758
*   KCG Holdings, Inc. Class A...........................  51,506     779,286
    Kearny Financial Corp................................  66,817     869,957
    Kemper Corp..........................................  46,892   1,606,989
    Kennedy-Wilson Holdings, Inc.........................  61,099   1,286,134
    Kentucky First Federal Bancorp.......................   1,549      12,795
    KeyCorp.............................................. 362,394   4,240,010
#*  Ladenburg Thalmann Financial Services, Inc...........  68,838     167,965
    Lake Shore Bancorp, Inc..............................     125       1,670
    Lake Sunapee Bank Group..............................   2,140      39,462
    Lakeland Bancorp, Inc................................  32,101     382,323
    Lakeland Financial Corp..............................  15,824     812,562
    Landmark Bancorp, Inc................................   1,403      36,127
    LegacyTexas Financial Group, Inc.....................  43,078   1,228,585
    Legg Mason, Inc......................................  83,441   2,848,676
#*  LendingTree, Inc.....................................   7,499     757,249
    Leucadia National Corp............................... 117,784   2,150,736
    Lincoln National Corp................................ 105,037   4,586,966
    Loews Corp...........................................  77,405   3,199,149
#   LPL Financial Holdings, Inc..........................  94,284   2,540,954
#   M&T Bank Corp........................................  42,957   4,921,154
    Macatawa Bank Corp...................................  18,166     140,786
    Mackinac Financial Corp..............................   1,448      16,869
    Maiden Holdings, Ltd.................................  66,732     932,246
    MainSource Financial Group, Inc......................  18,611     414,467
    Manning & Napier, Inc................................   8,827      68,762
#*  Marcus & Millichap, Inc..............................  23,762     636,584
*   Markel Corp..........................................   6,509   6,175,414
#   MarketAxess Holdings, Inc............................  18,326   2,962,581
    Marlin Business Services Corp........................  15,423     283,166
    Marsh & McLennan Cos., Inc...........................  55,808   3,669,376
*   Maui Land & Pineapple Co., Inc.......................   1,700      11,475
    MB Financial, Inc....................................  69,284   2,659,813
#*  MBIA, Inc............................................ 166,900   1,408,636
    MBT Financial Corp...................................   5,875      52,816
    Mercantile Bank Corp.................................  10,767     271,113
    Merchants Bancshares, Inc............................   2,632      83,645
#   Mercury General Corp.................................  39,961   2,212,641
    Meridian Bancorp, Inc................................  58,163     854,996
    Meta Financial Group, Inc............................   9,509     520,047
    MetLife, Inc......................................... 164,834   7,045,005
*   MGIC Investment Corp................................. 111,894     804,518
#   MidSouth Bancorp, Inc................................   7,404      77,816
    MidWestOne Financial Group, Inc......................   6,223     180,156
#   Moelis & Co. Class A.................................  16,069     399,957
#   Moody's Corp.........................................  27,726   2,939,233
    Morgan Stanley....................................... 233,748   6,715,580
    Morningstar, Inc.....................................  23,087   1,952,698
#*  MSB Financial Corp...................................     782      10,244

                                     1577

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CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
Financials -- (Continued)
    MSCI, Inc............................................  67,973 $5,848,397
    MutualFirst Financial, Inc...........................   1,660     47,692
    Nasdaq, Inc..........................................  79,583  5,631,293
    National Bank Holdings Corp. Class A.................  27,849    557,815
    National General Holdings Corp.......................  41,262    851,235
    National Interstate Corp.............................  16,556    536,911
#   National Western Life Group, Inc. Class A............   1,043    197,273
#*  Nationstar Mortgage Holdings, Inc....................   2,715     34,290
    Navient Corp......................................... 379,065  5,382,723
    Navigators Group, Inc. (The).........................  17,881  1,674,913
    NBT Bancorp, Inc.....................................  46,084  1,374,225
    Nelnet, Inc. Class A.................................  33,841  1,367,515
    New York Community Bancorp, Inc...................... 155,858  2,252,148
*   NewStar Financial, Inc...............................  34,788    355,533
*   Nicholas Financial, Inc..............................     945     10,093
*   NMI Holdings, Inc. Class A...........................  34,329    215,586
    Northeast Community Bancorp, Inc.....................   5,046     31,891
    Northern Trust Corp..................................  96,735  6,538,319
    Northfield Bancorp, Inc..............................  58,043    866,582
    Northrim BanCorp, Inc................................   6,026    171,138
    NorthStar Asset Management Group, Inc................  60,517    717,732
#   Northwest Bancshares, Inc............................ 139,017  2,072,743
#   Norwood Financial Corp...............................      71      1,989
    Ocean Shore Holding Co...............................   3,233     71,061
    OceanFirst Financial Corp............................  26,581    501,318
#*  Ocwen Financial Corp.................................  12,400     24,800
    OFG Bancorp..........................................  47,359    502,479
    Ohio Valley Banc Corp................................   1,078     23,468
    Old Line Bancshares, Inc.............................      98      1,876
    Old National Bancorp.................................  88,584  1,165,765
    Old Republic International Corp...................... 225,302  4,366,353
    Old Second Bancorp, Inc..............................   9,603     72,503
    OM Asset Management P.L.C............................   2,332     32,648
    OneBeacon Insurance Group, Ltd. Class A..............  19,541    273,769
#*  OneMain Holdings, Inc................................  29,188    841,782
    Oppenheimer Holdings, Inc. Class A...................  10,848    170,748
    Opus Bank............................................  13,306    429,518
    Oritani Financial Corp...............................  56,336    913,770
    Pacific Continental Corp.............................  15,581    225,613
*   Pacific Mercantile Bancorp...........................   8,734     59,653
*   Pacific Premier Bancorp, Inc.........................  25,223    609,135
#   PacWest Bancorp......................................  94,142  3,892,772
    Park National Corp...................................  10,040    898,781
    Park Sterling Corp...................................  36,161    279,163
    Peapack Gladstone Financial Corp.....................   8,813    176,877
    Penns Woods Bancorp, Inc.............................   3,317    140,475
*   PennyMac Financial Services, Inc. Class A............   8,359    105,407
#   People's United Financial, Inc....................... 248,984  3,774,597
    Peoples Bancorp of North Carolina, Inc...............     126      2,580
    Peoples Bancorp, Inc.................................  13,722    308,059
    Peoples Financial Services Corp......................     759     29,958
*   PHH Corp.............................................  43,196    631,094
*   PICO Holdings, Inc...................................  16,507    166,391

                                     1578

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CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
Financials -- (Continued)
    Pinnacle Financial Partners, Inc.....................  35,916 $1,907,499
*   Piper Jaffray Cos....................................  10,045    415,260
    PNC Financial Services Group, Inc. (The)............. 112,345  9,285,314
    Popular, Inc.........................................  64,678  2,179,002
#*  PRA Group, Inc.......................................  34,050    948,633
    Preferred Bank.......................................  11,051    361,036
    Premier Financial Bancorp, Inc.......................   1,908     34,039
#   Primerica, Inc.......................................  52,695  2,714,319
    Principal Financial Group, Inc....................... 133,424  6,221,561
    PrivateBancorp, Inc..................................  71,630  3,166,046
    ProAssurance Corp....................................  46,279  2,390,773
    Progressive Corp. (The).............................. 221,290  7,194,138
    Prosperity Bancshares, Inc...........................  48,738  2,490,024
    Provident Financial Holdings, Inc....................   6,656    129,725
#   Provident Financial Services, Inc....................  61,904  1,247,366
    Prudential Bancorp, Inc..............................   1,572     22,432
    Prudential Financial, Inc............................  78,816  5,934,057
    Pzena Investment Management, Inc. Class A............   7,948     62,471
    QCR Holdings, Inc....................................   3,437    101,873
    Radian Group, Inc....................................  80,134  1,033,729
    Raymond James Financial, Inc.........................  66,806  3,667,649
#   RE/MAX Holdings, Inc. Class A........................   9,834    426,009
#*  Realogy Holdings Corp................................  79,270  2,456,577
*   Regional Management Corp.............................   9,427    177,228
    Regions Financial Corp............................... 562,877  5,161,582
    Reinsurance Group of America, Inc....................  36,993  3,671,555
    RenaissanceRe Holdings, Ltd..........................  40,944  4,811,739
    Renasant Corp........................................  49,160  1,583,935
    Republic Bancorp, Inc. Class A.......................  14,570    434,332
#*  Republic First Bancorp, Inc..........................   8,744     38,386
    Resource America, Inc. Class A.......................  14,603    142,233
    Riverview Bancorp, Inc...............................   5,533     25,950
    RLI Corp.............................................  35,939  2,449,962
*   Royal Bancshares of Pennsylvania, Inc. Class A.......   4,578     10,850
    S&P Global, Inc......................................  20,801  2,541,882
    S&T Bancorp, Inc.....................................  29,571    753,765
#*  Safeguard Scientifics, Inc...........................  27,686    357,703
    Safety Insurance Group, Inc..........................  20,969  1,335,725
    Salisbury Bancorp, Inc...............................     300      8,961
    Sandy Spring Bancorp, Inc............................  23,254    693,899
#*  Santander Consumer USA Holdings, Inc................. 127,965  1,406,335
    SB Financial Group, Inc..............................     600      6,726
*   Seacoast Banking Corp. of Florida....................  30,097    480,649
    SEI Investments Co...................................  33,229  1,495,305
    Selective Insurance Group, Inc.......................  64,170  2,512,897
#   ServisFirst Bancshares, Inc..........................  18,064    914,580
    Shore Bancshares, Inc................................   1,418     16,676
    SI Financial Group, Inc..............................   4,396     58,775
    Sierra Bancorp.......................................  10,384    185,666
*   Signature Bank.......................................  31,639  3,804,273
    Simmons First National Corp. Class A.................  30,404  1,397,064
*   SLM Corp............................................. 422,604  3,038,523
    South State Corp.....................................  25,629  1,868,610

                                     1579

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CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Financials -- (Continued)
*   Southern First Bancshares, Inc.......................      18 $       487
    Southern Missouri Bancorp, Inc.......................     130       3,173
    Southern National Bancorp of Virginia, Inc...........     417       5,559
#   Southside Bancshares, Inc............................  22,028     673,837
    Southwest Bancorp, Inc...............................  25,827     501,560
#*  St Joe Co. (The).....................................  21,254     391,711
    State Auto Financial Corp............................  27,200     614,176
    State Bank Financial Corp............................  16,137     353,078
    State National Cos., Inc.............................   3,262      35,621
    State Street Corp....................................  81,901   5,387,448
    Sterling Bancorp..................................... 159,996   2,702,332
    Stewart Information Services Corp....................  26,712   1,143,541
#*  Stifel Financial Corp................................  36,151   1,277,938
#   Stock Yards Bancorp, Inc.............................  25,424     751,025
    Stonegate Bank.......................................   1,831      58,024
*   Stratus Properties, Inc..............................   2,436      42,849
    Suffolk Bancorp......................................  11,627     382,645
    Summit State Bank....................................     361       4,964
#*  Sun Bancorp, Inc.....................................  10,407     222,085
    SunTrust Banks, Inc.................................. 101,740   4,302,585
#*  SVB Financial Group..................................  31,590   3,172,268
*   Synchrony Financial.................................. 534,264  14,895,280
    Synovus Financial Corp............................... 114,619   3,489,002
    T Rowe Price Group, Inc..............................  42,399   2,997,185
    Talmer Bancorp, Inc. Class A.........................  20,805     437,321
    TCF Financial Corp................................... 173,564   2,358,735
#   TD Ameritrade Holding Corp........................... 181,678   5,515,744
*   Tejon Ranch Co.......................................  17,272     453,735
    Territorial Bancorp, Inc.............................  11,411     306,956
#   Teton Advisors, Inc. Class A.........................      29       1,222
*   Texas Capital Bancshares, Inc........................  42,893   2,082,026
    TFS Financial Corp................................... 135,866   2,472,761
    TheStreet, Inc.......................................  12,656      14,048
    Timberland Bancorp, Inc..............................     899      13,458
    Tiptree Financial, Inc. Class A......................  47,142     246,081
#   Tompkins Financial Corp..............................  13,928   1,013,123
    Torchmark Corp.......................................  53,677   3,320,996
    Towne Bank...........................................  20,844     478,370
*   Transcontinental Realty Investors, Inc...............     860       9,718
    Travelers Cos., Inc. (The)........................... 113,984  13,247,220
    Trico Bancshares.....................................  25,088     652,790
*   Trinity Place Holdings, Inc..........................     699       5,683
#*  TriState Capital Holdings, Inc.......................  21,689     309,502
    TrustCo Bank Corp. NY................................ 111,335     738,151
    Trustmark Corp.......................................  65,570   1,711,377
    U.S. Bancorp......................................... 404,170  17,043,849
#   UMB Financial Corp...................................  41,646   2,307,605
    Umpqua Holdings Corp................................. 130,148   1,982,154
    Union Bankshares Corp................................  40,392   1,084,121
#   Union Bankshares, Inc................................     337      11,748
    United Bancshares, Inc...............................     606      11,369
#   United Bankshares, Inc...............................  56,827   2,176,474
    United Community Banks, Inc..........................  78,399   1,508,397

                                     1580

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Financials -- (Continued)
    United Community Financial Corp...................    41,895 $      278,183
    United Financial Bancorp, Inc.....................    52,892        695,530
    United Fire Group, Inc............................    20,902        877,884
#   United Insurance Holdings Corp....................    22,640        359,070
*   United Security Bancshares........................     2,160         13,003
    Unity Bancorp, Inc................................     2,462         31,070
    Universal Insurance Holdings, Inc.................    55,727      1,211,505
    Univest Corp. of Pennsylvania.....................    24,593        518,666
    Unum Group........................................   116,597      3,895,506
    Validus Holdings, Ltd.............................    69,026      3,411,955
    Valley National Bancorp...........................   107,896        978,617
    Value Line, Inc...................................     1,300         23,491
#   Virtus Investment Partners, Inc...................     4,944        416,730
    Voya Financial, Inc...............................    26,284        673,659
#   Waddell & Reed Financial, Inc. Class A............    17,331        316,464
*   Walker & Dunlop, Inc..............................    40,443        957,286
    Washington Federal, Inc...........................   122,083      3,052,075
    Washington Trust Bancorp, Inc.....................    16,461        624,860
    WashingtonFirst Bankshares, Inc...................     1,979         47,496
    Waterstone Financial, Inc.........................    33,697        528,369
    Wayne Savings Bancshares, Inc.....................       243          3,159
#   Webster Financial Corp............................    79,157      2,846,486
    Wells Fargo & Co.................................. 1,658,613     79,563,666
    WesBanco, Inc.....................................    38,629      1,194,409
    West Bancorporation, Inc..........................    18,398        349,562
#   Westamerica Bancorporation........................    25,956      1,220,970
*   Western Alliance Bancorp..........................    91,505      3,113,915
    Westfield Financial, Inc..........................    18,225        143,431
    Westwood Holdings Group, Inc......................     8,447        452,928
    White Mountains Insurance Group, Ltd..............     3,577      2,937,862
    Willis Towers Watson P.L.C........................    39,154      4,840,217
    Wilshire Bancorp, Inc.............................    86,809        932,329
    Wintrust Financial Corp...........................    43,941      2,320,085
#   WisdomTree Investments, Inc.......................    64,470        640,832
*   WMIH Corp.........................................     9,907         23,975
#*  World Acceptance Corp.............................     8,220        357,241
    WR Berkley Corp...................................    60,320      3,510,021
    WSFS Financial Corp...............................    25,957        913,427
    WVS Financial Corp................................       757          8,895
    XL Group, Ltd.....................................   118,012      4,084,395
    Yadkin Financial Corp.............................    31,676        797,918
#   Zions Bancorporation..............................   135,981      3,791,150
                                                                 --------------
Total Financials......................................            1,047,985,180
                                                                 --------------
Health Care -- (10.5%)
#*  AAC Holdings, Inc.................................       868         19,678
#   Abaxis, Inc.......................................    13,030        644,464
    Abbott Laboratories...............................   287,308     12,857,033
    AbbVie, Inc.......................................   109,207      7,232,780
*   ABIOMED, Inc......................................     9,600      1,132,512
#*  Acadia Healthcare Co., Inc........................    46,615      2,633,748
#*  ACADIA Pharmaceuticals, Inc.......................    11,600        429,664
*   Accuray, Inc......................................    20,443        112,028

                                     1581

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Health Care -- (Continued)
    Aceto Corp.............................................  29,785 $   765,772
#*  Achillion Pharmaceuticals, Inc.........................  22,809     188,859
*   Acorda Therapeutics, Inc...............................  23,240     587,507
#*  Adamas Pharmaceuticals, Inc............................   4,117      62,167
#   Adcare Health Systems, Inc.............................   2,885       6,866
*   Addus HomeCare Corp....................................   9,603     181,113
#*  Adeptus Health, Inc. Class A...........................   2,100      93,597
    Aetna, Inc............................................. 110,794  12,764,577
    Agilent Technologies, Inc..............................  99,258   4,775,302
#*  Air Methods Corp.......................................  46,283   1,540,761
#*  Akorn, Inc.............................................  43,352   1,483,939
*   Albany Molecular Research, Inc.........................  19,802     285,941
*   Alere, Inc.............................................  60,074   2,252,775
*   Alexion Pharmaceuticals, Inc...........................  12,113   1,557,732
*   Align Technology, Inc..................................  36,980   3,296,767
*   Alkermes P.L.C.........................................  16,011     798,949
*   Allergan P.L.C.........................................  53,171  13,449,604
*   Alliance HealthCare Services, Inc......................   3,441      20,508
#*  Allscripts Healthcare Solutions, Inc................... 111,935   1,580,522
*   Almost Family, Inc.....................................  14,409     573,334
#*  Alnylam Pharmaceuticals, Inc...........................  14,120     961,290
#*  AMAG Pharmaceuticals, Inc..............................   7,668     203,432
#*  Amedisys, Inc..........................................  23,177   1,241,128
    AmerisourceBergen Corp.................................  29,592   2,520,942
    Amgen, Inc.............................................  99,113  17,050,409
*   Amicus Therapeutics, Inc...............................   1,972      13,252
#*  AMN Healthcare Services, Inc...........................  54,083   2,287,711
*   Amphastar Pharmaceuticals, Inc.........................   7,592     122,839
*   Amsurg Corp............................................  62,579   4,694,051
    Analogic Corp..........................................  10,681     897,418
*   AngioDynamics, Inc.....................................  39,632     657,495
*   Anika Therapeutics, Inc................................  16,824     839,854
    Anthem, Inc............................................  83,721  10,995,916
*   Aralez Pharmaceuticals, Inc............................  19,179      67,127
*   Assembly Biosciences, Inc..............................   5,469      30,572
#*  athenahealth, Inc......................................   7,428     949,224
    Atrion Corp............................................   1,573     750,006
    Baxter International, Inc.............................. 108,007   5,186,496
    Becton Dickinson and Co................................  26,758   4,709,408
*   Bio-Rad Laboratories, Inc. Class A.....................  19,768   2,868,139
*   Bio-Rad Laboratories, Inc. Class B.....................     630      91,665
    Bio-Techne Corp........................................  15,507   1,743,297
*   Biogen, Inc............................................  24,175   7,009,058
*   BioMarin Pharmaceutical, Inc...........................  15,781   1,568,947
*   BioScrip, Inc..........................................  29,191      74,729
*   BioSpecifics Technologies Corp.........................   4,638     187,839
*   BioTelemetry, Inc......................................  32,527     618,664
#*  Bluebird Bio, Inc......................................   2,200     125,796
*   Boston Scientific Corp................................. 257,387   6,249,356
*   Bovie Medical Corp.....................................   6,717      12,426
    Bristol-Myers Squibb Co................................  95,632   7,154,230
#*  Brookdale Senior Living, Inc...........................  76,117   1,405,881
    Bruker Corp............................................  60,034   1,496,047

                                     1582

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Health Care -- (Continued)
*   Cambrex Corp...........................................  29,573 $ 1,549,921
    Cantel Medical Corp....................................  27,844   1,864,156
*   Capital Senior Living Corp.............................  37,566     731,786
    Cardinal Health, Inc...................................  56,563   4,728,667
*   Catalent, Inc..........................................  69,467   1,774,187
*   Celgene Corp...........................................  53,962   6,053,997
*   Centene Corp...........................................  96,041   6,775,693
#*  Cerner Corp............................................  28,400   1,771,876
*   Charles River Laboratories International, Inc..........  44,923   3,950,079
#   Chemed Corp............................................  13,279   1,953,872
    Cigna Corp.............................................  70,425   9,082,008
*   Civitas Solutions, Inc.................................   1,755      37,610
#*  Community Health Systems, Inc..........................  44,422     567,269
    Computer Programs & Systems, Inc.......................   3,123     123,796
*   Concert Pharmaceuticals, Inc...........................   7,820      89,852
#   CONMED Corp............................................  19,894     808,492
    Cooper Cos., Inc. (The)................................  19,448   3,548,677
*   CorVel Corp............................................  16,326     737,935
    CR Bard, Inc...........................................  12,979   2,903,792
*   Cross Country Healthcare, Inc..........................  27,041     395,339
    CryoLife, Inc..........................................  27,864     405,978
#*  Cumberland Pharmaceuticals, Inc........................  12,297      58,042
*   Cutera, Inc............................................   8,996      97,067
*   Cynosure, Inc. Class A.................................  19,688   1,082,052
    Danaher Corp........................................... 123,074  10,023,147
*   DaVita HealthCare Partners, Inc........................ 123,398   9,568,281
#   DENTSPLY SIRONA, Inc...................................  93,488   5,986,972
#*  Depomed, Inc...........................................  62,657   1,188,603
#*  DexCom, Inc............................................   8,806     812,177
    Digirad Corp...........................................   8,621      50,519
*   Edwards Lifesciences Corp..............................  35,600   4,076,912
    Eli Lilly & Co.........................................  73,109   6,060,005
*   Emergent BioSolutions, Inc.............................  40,237   1,343,513
#   Ensign Group, Inc. (The)...............................  50,653   1,089,040
#*  Envision Healthcare Holdings, Inc......................  94,700   2,328,673
*   Enzo Biochem, Inc......................................  45,941     320,209
*   Exactech, Inc..........................................  12,750     344,633
*   Express Scripts Holding Co............................. 197,359  15,013,099
#*  Five Prime Therapeutics, Inc...........................  32,572   1,651,075
*   Five Star Quality Care, Inc............................  30,553      72,411
#*  Fluidigm Corp..........................................   6,667      70,337
#*  Genesis Healthcare, Inc................................  15,517      31,965
#*  Genocea Biosciences, Inc...............................   2,269       9,235
    Gilead Sciences, Inc................................... 136,568  10,853,059
#*  Globus Medical, Inc. Class A...........................  65,974   1,514,103
*   Haemonetics Corp.......................................  31,807     964,388
*   Halyard Health, Inc....................................  42,810   1,480,798
#*  Hanger, Inc............................................  14,155     152,166
#*  Harvard Bioscience, Inc................................  31,221      88,980
*   HCA Holdings, Inc......................................  21,318   1,644,257
    HealthSouth Corp.......................................  55,702   2,397,971
*   HealthStream, Inc......................................  31,090     753,311
*   Healthways, Inc........................................  36,893     621,278

                                     1583

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Health Care -- (Continued)
#*          Henry Schein, Inc..............................  28,323 $ 5,125,897
            Hill-Rom Holdings, Inc.........................  64,252   3,432,984
*           HMS Holdings Corp..............................  58,337   1,159,740
*           Hologic, Inc................................... 156,133   6,009,559
#*          Horizon Pharma P.L.C...........................  84,300   1,626,147
            Humana, Inc....................................  62,179  10,728,986
*           ICU Medical, Inc...............................  12,586   1,469,541
#*          Idera Pharmaceuticals, Inc.....................  10,351      17,804
#*          IDEXX Laboratories, Inc........................  26,214   2,458,611
#*          Illumina, Inc..................................   8,304   1,381,370
#*          Impax Laboratories, Inc........................  51,340   1,613,103
#*          IMS Health Holdings, Inc.......................  64,711   1,942,624
*           INC Research Holdings, Inc. Class A............  14,142     629,460
#*          Incyte Corp....................................  30,212   2,725,425
            Innoviva, Inc..................................   2,689      34,607
#*          Inogen, Inc....................................  10,076     541,484
#*          Insys Therapeutics, Inc........................   8,375     131,069
*           Integer Holdings Corp..........................  17,460     387,787
*           Integra LifeSciences Holdings Corp.............  28,161   2,373,127
#*          Intercept Pharmaceuticals, Inc.................   2,509     434,132
*           Intuitive Surgical, Inc........................   3,021   2,101,891
            Invacare Corp..................................  22,371     257,714
#*          Invitae Corp...................................   1,700      14,909
*           IRIDEX Corp....................................   3,478      56,378
*           Jazz Pharmaceuticals P.L.C.....................  10,459   1,578,995
            Johnson & Johnson.............................. 406,645  50,924,153
*           Juniper Pharmaceuticals, Inc...................   3,200      24,128
            Kewaunee Scientific Corp.......................   1,276      25,839
            Kindred Healthcare, Inc........................  65,178     799,082
*           Laboratory Corp. of America Holdings...........  44,367   6,191,859
            Landauer, Inc..................................   5,744     239,640
#*          Lannett Co., Inc...............................  30,679     957,798
            LeMaitre Vascular, Inc.........................  15,526     267,047
*           LHC Group, Inc.................................  16,143     730,632
*           LifePoint Health, Inc..........................  47,613   2,817,737
#*          Ligand Pharmaceuticals, Inc....................  11,658   1,572,431
#*          Lipocine, Inc..................................  13,303      49,088
*           LivaNova P.L.C.................................  20,601   1,072,282
*           Luminex Corp...................................  35,384     758,279
*           Magellan Health, Inc...........................  26,057   1,784,123
*           Mallinckrodt P.L.C.............................  50,373   3,392,118
*           Masimo Corp....................................  49,812   2,638,542
            McKesson Corp..................................  31,933   6,212,884
(degrees)*  Medcath Corp...................................   9,997          --
#*          Medicines Co. (The)............................  68,711   2,687,287
#*          MediciNova, Inc................................   4,504      27,925
*           Medivation, Inc................................  23,264   1,488,663
#*          MEDNAX, Inc....................................  63,776   4,394,804
            Medtronic P.L.C................................ 220,259  19,301,296
            Merck & Co., Inc............................... 600,469  35,223,512
#           Meridian Bioscience, Inc.......................  39,617     766,985
*           Merit Medical Systems, Inc.....................  38,100     893,064
*           Mettler-Toledo International, Inc..............   4,795   1,971,752

                                     1584

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Health Care -- (Continued)
*   Misonix, Inc.........................................       434 $     2,582
#*  Molina Healthcare, Inc...............................    54,882   3,117,846
#*  Momenta Pharmaceuticals, Inc.........................    13,135     147,900
*   Mylan NV.............................................    77,102   3,607,603
#*  Myriad Genetics, Inc.................................    57,031   1,766,820
    National HealthCare Corp.............................    11,327     731,724
    National Research Corp. Class A......................     8,340     125,267
    National Research Corp. Class B......................     1,390      45,926
*   Natus Medical, Inc...................................    23,699     932,082
#*  Nektar Therapeutics..................................    65,503   1,132,547
*   Neogen Corp..........................................    21,794   1,201,939
*   Neurocrine Biosciences, Inc..........................     9,115     457,846
#*  NuVasive, Inc........................................    42,846   2,665,021
*   Nuvectra Corp........................................     5,940      39,263
*   Ohr Pharmaceutical, Inc..............................     3,900      10,647
*   Omnicell, Inc........................................    32,099   1,241,589
#*  OPKO Health, Inc.....................................   122,607   1,219,940
*   OraSure Technologies, Inc............................    47,006     320,581
*   Orthofix International NV............................    14,663     695,026
#   Owens & Minor, Inc...................................    62,655   2,237,410
#*  Pain Therapeutics, Inc...............................    21,212      57,272
*   PAREXEL International Corp...........................    49,066   3,280,062
#   Patterson Cos., Inc..................................    74,073   3,656,243
    PDL BioPharma, Inc...................................    36,068     126,959
    PerkinElmer, Inc.....................................    64,288   3,659,273
    Perrigo Co. P.L.C....................................     9,881     903,025
    Pfizer, Inc.......................................... 1,450,817  53,520,639
*   PharMerica Corp......................................    26,461     702,804
#   Phibro Animal Health Corp. Class A...................     8,844     182,452
#*  Premier, Inc. Class A................................    15,085     493,280
*   Prestige Brands Holdings, Inc........................    53,403   2,857,061
#*  Progenics Pharmaceuticals, Inc.......................    37,662     220,323
*   Providence Service Corp. (The).......................    15,936     770,824
#   Quality Systems, Inc.................................    54,739     672,195
    Quest Diagnostics, Inc...............................    76,778   6,630,548
#*  Quidel Corp..........................................    21,756     496,037
#*  Quintiles Transnational Holdings, Inc................    17,195   1,335,020
*   Quorum Health Corp...................................    32,766     356,822
*   RadNet, Inc..........................................    30,644     184,170
*   Regeneron Pharmaceuticals, Inc.......................    10,000   4,251,200
#*  Repligen Corp........................................    20,912     598,083
#   ResMed, Inc..........................................    46,588   3,208,981
*   Retrophin, Inc.......................................     7,816     140,141
*   Rigel Pharmaceuticals, Inc...........................    45,208     103,526
*   RTI Surgical, Inc....................................    52,888     171,886
*   Sagent Pharmaceuticals, Inc..........................    19,358     419,875
*   SciClone Pharmaceuticals, Inc........................    48,585     513,058
*   SeaSpine Holdings Corp...............................     6,547      62,982
#*  Seattle Genetics, Inc................................    19,300     927,558
*   Select Medical Holdings Corp.........................   150,469   1,730,394
    Simulations Plus, Inc................................     6,759      54,140
    Span-America Medical Systems, Inc....................     1,468      25,866
*   Spectrum Pharmaceuticals, Inc........................    58,255     400,212

                                     1585

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Health Care -- (Continued)
    St Jude Medical, Inc.................................. 133,917 $ 11,120,468
*   Stemline Therapeutics, Inc............................   1,513       11,196
    STERIS P.L.C..........................................  27,031    1,917,849
    Stryker Corp..........................................  24,835    2,887,814
*   Sucampo Pharmaceuticals, Inc. Class A.................  35,622      418,559
*   Supernus Pharmaceuticals, Inc.........................  21,303      473,353
*   Surgical Care Affiliates, Inc.........................  36,917    1,920,053
*   Surmodics, Inc........................................  14,009      384,267
#*  Taro Pharmaceutical Industries, Ltd...................  13,000    1,819,480
#*  Team Health Holdings, Inc.............................  26,681    1,089,652
#   Teleflex, Inc.........................................  31,841    5,741,251
#*  Tenet Healthcare Corp................................. 102,854    3,148,361
*   TESARO, Inc...........................................   4,900      456,876
#*  Theravance Biopharma, Inc.............................   1,483       37,831
    Thermo Fisher Scientific, Inc.........................  93,254   14,812,465
#*  Triple-S Management Corp. Class B.....................  21,467      533,455
#*  United Therapeutics Corp..............................  25,048    3,031,058
    UnitedHealth Group, Inc............................... 220,408   31,562,426
    Universal American Corp...............................  78,646      602,428
    Universal Health Services, Inc. Class B...............  53,642    6,948,248
    US Physical Therapy, Inc..............................  14,695      876,116
    Utah Medical Products, Inc............................   2,921      190,069
#*  Varian Medical Systems, Inc...........................  15,976    1,513,566
*   Vascular Solutions, Inc...............................  16,244      745,112
*   VCA, Inc..............................................  69,362    4,948,285
#*  Veeva Systems, Inc. Class A...........................  25,160      955,828
*   Versartis, Inc........................................   2,405       27,658
*   Vertex Pharmaceuticals, Inc...........................  13,281    1,288,257
#*  Vitae Pharmaceuticals, Inc............................   3,237       34,474
*   Vocera Communications, Inc............................   1,872       27,687
*   VWR Corp..............................................  97,924    3,066,980
*   Waters Corp...........................................  11,100    1,764,123
*   WellCare Health Plans, Inc............................  46,932    5,012,338
    West Pharmaceutical Services, Inc.....................  47,387    3,804,228
#*  Wright Medical Group NV...............................  34,721      761,432
    Zimmer Biomet Holdings, Inc...........................  34,007    4,459,678
    Zoetis, Inc........................................... 102,206    5,158,337
                                                                   ------------
Total Health Care.........................................          721,126,425
                                                                   ------------
Industrials -- (12.5%)
    3M Co.................................................  52,642    9,389,227
    AAON, Inc.............................................  47,588    1,260,130
    AAR Corp..............................................  25,873      625,092
    ABM Industries, Inc...................................  51,409    1,912,929
#   Acacia Research Corp..................................  10,141       54,863
*   ACCO Brands Corp...................................... 116,264    1,306,807
*   Accuride Corp.........................................  30,833       41,316
    Acme United Corp......................................   1,355       29,349
#   Actuant Corp. Class A.................................  41,665      989,544
#   Acuity Brands, Inc....................................  20,272    5,319,981
#   Advanced Drainage Systems, Inc........................  16,559      442,291
#*  Advisory Board Co. (The)..............................  26,551    1,108,770
*   AECOM................................................. 146,186    5,188,141

                                     1586

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Industrials -- (Continued)
*   Aegion Corp.............................................  26,023 $  533,992
*   Aerojet Rocketdyne Holdings, Inc........................  46,040    868,314
*   Aerovironment, Inc......................................  21,415    607,115
    AGCO Corp...............................................  82,372  3,967,036
#   Air Lease Corp.......................................... 106,904  3,079,904
*   Air Transport Services Group, Inc.......................  64,061    927,603
    Alamo Group, Inc........................................   8,210    551,137
    Alaska Air Group, Inc................................... 101,132  6,798,093
    Albany International Corp. Class A......................  23,393    990,226
    Allegiant Travel Co.....................................  14,939  1,938,634
    Allegion P.L.C..........................................  23,005  1,665,332
    Allied Motion Technologies, Inc.........................  11,125    251,648
    Allison Transmission Holdings, Inc...................... 138,322  3,986,440
    Altra Industrial Motion Corp............................  30,832    875,629
    AMERCO..................................................  15,147  5,990,790
*   Ameresco, Inc. Class A..................................  10,244     50,708
    American Airlines Group, Inc............................  69,511  2,467,640
#   American Railcar Industries, Inc........................  15,398    646,870
    American Science & Engineering, Inc.....................   4,792    176,873
*   American Woodmark Corp..................................  18,750  1,391,813
    AMETEK, Inc.............................................  87,206  4,101,298
*   AMREP Corp..............................................   2,552     14,317
    AO Smith Corp...........................................  38,510  3,577,194
#   Apogee Enterprises, Inc.................................  28,970  1,354,348
    Applied Industrial Technologies, Inc....................  30,574  1,435,449
*   ARC Document Solutions, Inc.............................  34,325    135,241
    ArcBest Corp............................................  18,043    337,585
    Argan, Inc..............................................  21,616    997,146
*   Armstrong Flooring, Inc.................................  32,884    655,378
#*  Armstrong World Industries, Inc.........................  55,482  2,356,321
*   Arotech Corp............................................   3,575     10,046
    Astec Industries, Inc...................................  20,847  1,256,657
#*  Astronics Corp..........................................  19,708    754,225
*   Astronics Corp. Class B.................................   6,031    230,324
*   Atlas Air Worldwide Holdings, Inc.......................  20,188    872,727
#*  Avis Budget Group, Inc.................................. 120,970  4,443,228
    AZZ, Inc................................................  27,166  1,686,465
#   B/E Aerospace, Inc......................................  35,497  1,697,999
*   Babcock & Wilcox Enterprises, Inc.......................  44,508    683,643
    Barnes Group, Inc.......................................  60,454  2,293,020
    Barrett Business Services, Inc..........................   5,822    250,230
*   Beacon Roofing Supply, Inc..............................  41,553  1,953,822
#*  Blue Bird Corp..........................................   1,952     27,504
*   BlueLinx Holdings, Inc..................................   2,406     17,804
#*  BMC Stock Holdings, Inc.................................  11,728    238,665
#   Boeing Co. (The)........................................  49,793  6,655,332
    Brady Corp. Class A.....................................  29,531    949,126
    Briggs & Stratton Corp..................................  35,271    801,710
    Brink's Co. (The).......................................  68,053  2,233,499
#*  Builders FirstSource, Inc...............................  55,229    711,902
    BWX Technologies, Inc...................................  88,203  3,246,752
*   CAI International, Inc..................................  12,710    109,052
    Carlisle Cos., Inc......................................  46,196  4,771,585

                                     1587

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Industrials -- (Continued)
*   Casella Waste Systems, Inc. Class A....................  38,656 $   361,820
#   Caterpillar, Inc....................................... 164,873  13,644,889
*   CBIZ, Inc..............................................  72,425     782,914
    CDI Corp...............................................  10,928      69,065
    CEB, Inc...............................................  18,636   1,118,905
    CECO Environmental Corp................................  16,616     153,698
    Celadon Group, Inc.....................................  18,265     150,869
#*  Cenveo, Inc............................................   3,300      32,340
#   CH Robinson Worldwide, Inc.............................  20,708   1,441,691
*   Chart Industries, Inc..................................  38,713   1,162,164
    Chicago Bridge & Iron Co. NV...........................  53,113   1,795,751
#   Cintas Corp............................................  43,381   4,653,480
    CIRCOR International, Inc..............................  15,374     875,396
*   Civeo Corp.............................................  31,948      43,769
    CLARCOR, Inc...........................................  41,292   2,570,840
#*  Clean Harbors, Inc.....................................  62,489   3,213,184
*   Colfax Corp............................................ 104,188   3,058,960
    Columbus McKinnon Corp.................................  14,960     248,186
    Comfort Systems USA, Inc...............................  37,413   1,136,607
*   Command Security Corp..................................     800       2,304
*   Commercial Vehicle Group, Inc..........................  42,102     174,302
    CompX International, Inc...............................     294       3,499
*   Continental Building Products, Inc.....................  36,606     858,411
#   Copa Holdings SA Class A...............................  21,307   1,427,569
#*  Copart, Inc............................................  75,454   3,805,900
#   Covanta Holding Corp................................... 122,015   1,954,680
*   Covenant Transportation Group, Inc. Class A............  17,480     393,824
*   CPI Aerostructures, Inc................................   5,837      38,524
*   CRA International, Inc.................................   8,838     244,106
    Crane Co...............................................  58,837   3,665,545
*   CSW Industrials, Inc...................................   1,144      38,816
    CSX Corp............................................... 248,464   7,038,985
    Cubic Corp.............................................  22,537     920,411
    Cummins, Inc...........................................  59,939   7,358,711
    Curtiss-Wright Corp....................................  43,004   3,826,926
    Deere & Co.............................................  64,673   5,025,739
    Delta Air Lines, Inc................................... 246,711   9,560,051
#   Deluxe Corp............................................  49,822   3,367,469
#*  DigitalGlobe, Inc......................................  78,117   2,106,034
#   Donaldson Co., Inc.....................................  68,921   2,490,116
    Douglas Dynamics, Inc..................................  35,005     938,134
    Dover Corp.............................................  75,406   5,386,251
*   Ducommun, Inc..........................................   9,539     184,484
    Dun & Bradstreet Corp. (The)...........................  14,496   1,873,608
#*  DXP Enterprises, Inc...................................   6,519     108,476
#*  Dycom Industries, Inc..................................  39,739   3,737,453
    Dynamic Materials Corp.................................  10,956     112,189
    Eastern Co. (The)......................................   2,778      48,976
    Eaton Corp. P.L.C...................................... 111,044   7,041,300
*   Echo Global Logistics, Inc.............................  25,514     631,727
    Ecology and Environment, Inc. Class A..................     903       9,012
    EMCOR Group, Inc.......................................  57,537   3,204,811
    Emerson Electric Co....................................  74,748   4,178,413

                                     1588

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Industrials -- (Continued)
    Encore Wire Corp.....................................    22,287 $   836,431
*   Energy Recovery, Inc.................................    25,110     268,677
    EnerSys..............................................    41,950   2,615,582
*   Engility Holdings, Inc...............................    14,317     415,766
    Ennis, Inc...........................................    32,257     558,691
    EnPro Industries, Inc................................    13,848     633,546
    Equifax, Inc.........................................    42,708   5,657,102
    ESCO Technologies, Inc...............................    25,147   1,064,975
    Espey Manufacturing & Electronics Corp...............     1,611      41,830
    Essendant, Inc.......................................    33,287     667,071
#*  Esterline Technologies Corp..........................    29,706   1,807,016
#*  ExOne Co. (The)......................................    11,459     116,653
    Expeditors International of Washington, Inc..........    28,280   1,397,880
    Exponent, Inc........................................    26,300   1,336,303
#   Fastenal Co..........................................    48,988   2,094,237
    Federal Signal Corp..................................    71,942     946,037
    FedEx Corp...........................................    75,435  12,212,926
#   Flowserve Corp.......................................    58,692   2,808,412
    Fluor Corp...........................................    70,748   3,786,433
*   Fortive Corp.........................................    61,537   2,966,699
#   Fortune Brands Home & Security, Inc..................    53,072   3,357,865
    Forward Air Corp.....................................    23,929   1,107,434
*   Franklin Covey Co....................................    13,311     218,567
    Franklin Electric Co., Inc...........................    32,700   1,266,144
    FreightCar America, Inc..............................    11,767     175,328
*   FTI Consulting, Inc..................................    45,706   1,958,045
*   Fuel Tech, Inc.......................................    11,434      18,180
    G&K Services, Inc. Class A...........................    21,394   1,716,013
#   GATX Corp............................................    31,809   1,422,817
*   Gencor Industries, Inc...............................     1,500      26,400
#*  Generac Holdings, Inc................................    37,541   1,418,674
#   General Cable Corp...................................    41,759     615,110
    General Dynamics Corp................................    64,163   9,424,903
    General Electric Co.................................. 1,383,002  43,066,682
#*  Genesee & Wyoming, Inc. Class A......................    36,797   2,382,606
*   Gibraltar Industries, Inc............................    28,317     999,024
    Global Brass & Copper Holdings, Inc..................    16,594     469,942
*   Goldfield Corp. (The)................................    29,793      90,571
    Gorman-Rupp Co. (The)................................    17,769     481,362
*   GP Strategies Corp...................................    20,037     419,976
#   Graco, Inc...........................................    27,795   2,057,108
    Graham Corp..........................................     7,036     126,789
    Granite Construction, Inc............................    32,203   1,603,065
*   Great Lakes Dredge & Dock Corp.......................    53,902     239,325
#   Greenbrier Cos., Inc. (The)..........................    19,443     638,314
#   Griffon Corp.........................................    40,850     700,169
    H&E Equipment Services, Inc..........................    35,268     656,690
    Hardinge, Inc........................................     7,258      73,306
    Harsco Corp..........................................    33,253     325,547
*   Hawaiian Holdings, Inc...............................    72,003   3,278,297
*   HD Supply Holdings, Inc..............................    56,441   2,042,600
    Healthcare Services Group, Inc.......................    22,603     877,222
#   Heartland Express, Inc...............................    99,699   1,846,425

                                     1589

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Industrials -- (Continued)
#   HEICO Corp..............................................  21,026 $1,461,517
    HEICO Corp. Class A.....................................  31,095  1,793,249
    Heidrick & Struggles International, Inc.................  16,909    329,049
*   Herc Holdings, Inc......................................  11,205    396,097
*   Heritage-Crystal Clean, Inc.............................   6,925     87,324
    Herman Miller, Inc......................................  79,989  2,621,240
*   Hertz Global Holdings, Inc..............................  48,764  2,373,832
#   Hexcel Corp.............................................  72,193  3,116,572
*   Hill International, Inc.................................  30,527    127,298
    Hillenbrand, Inc........................................  73,430  2,375,460
    HNI Corp................................................  49,521  2,581,530
    Honeywell International, Inc............................  75,037  8,729,054
    Houston Wire & Cable Co.................................  12,789     74,176
*   Hub Group, Inc. Class A.................................  32,361  1,324,859
    Hubbell, Inc............................................  42,593  4,592,803
    Hudson Global, Inc......................................  18,692     37,945
    Huntington Ingalls Industries, Inc......................  41,775  7,209,529
    Hurco Cos., Inc.........................................   8,108    215,916
#*  Huron Consulting Group, Inc.............................  18,876  1,160,308
    Hyster-Yale Materials Handling, Inc.....................  10,622    677,577
*   ICF International, Inc..................................  20,458    846,552
    IDEX Corp...............................................  45,722  4,105,378
*   IES Holdings, Inc.......................................   9,668    150,337
#*  IHS Markit, Ltd.........................................  64,388  2,236,839
    Illinois Tool Works, Inc................................  40,408  4,663,083
    Ingersoll-Rand P.L.C.................................... 102,324  6,779,988
#*  InnerWorkings, Inc......................................  42,541    362,024
*   Innovative Solutions & Support, Inc.....................  12,137     34,348
    Insperity, Inc..........................................  26,173  2,054,319
    Insteel Industries, Inc.................................  25,205    876,882
    Interface, Inc..........................................  52,803    943,062
#*  Intersections, Inc......................................  10,290     17,905
    ITT, Inc................................................  91,601  2,904,668
*   Jacobs Engineering Group, Inc...........................  73,738  3,946,458
    JB Hunt Transport Services, Inc.........................  20,895  1,737,001
*   JetBlue Airways Corp.................................... 269,585  4,941,493
    John Bean Technologies Corp.............................  20,762  1,389,393
    Joy Global, Inc.........................................  43,973  1,214,974
    Kadant, Inc.............................................   6,702    368,208
#   Kaman Corp..............................................  33,678  1,453,542
    Kansas City Southern....................................  47,836  4,597,518
    KAR Auction Services, Inc............................... 117,282  5,016,151
    KBR, Inc................................................  86,433  1,211,791
    Kelly Services, Inc. Class A............................  32,109    657,271
    Kennametal, Inc......................................... 103,402  2,570,574
*   Key Technology, Inc.....................................   1,967     19,080
*   KEYW Holding Corp. (The)................................   3,124     31,990
    Kforce, Inc.............................................  36,010    643,139
    Kimball International, Inc. Class B.....................  55,600    633,284
*   Kirby Corp..............................................  61,496  3,350,917
#*  KLX, Inc................................................  68,269  2,205,089
#   Knight Transportation, Inc..............................  93,678  2,794,415
    Knoll, Inc..............................................  59,682  1,506,971

                                     1590

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Industrials -- (Continued)
    Korn/Ferry International................................  34,010 $  782,570
#*  Kratos Defense & Security Solutions, Inc................  53,963    237,977
    L-3 Communications Holdings, Inc........................  41,625  6,311,599
#   Landstar System, Inc....................................  25,129  1,771,343
*   Lawson Products, Inc....................................   5,694     93,382
#*  Layne Christensen Co....................................   2,729     21,832
    LB Foster Co. Class A...................................  10,266    107,588
#   Lennox International, Inc...............................  18,053  2,830,710
#   Lincoln Electric Holdings, Inc..........................  62,505  3,879,060
#   Lindsay Corp............................................   7,563    530,620
*   LMI Aerospace, Inc......................................  14,946    116,280
    Lockheed Martin Corp....................................  22,200  5,610,606
    LS Starrett Co. (The) Class A...........................   2,592     31,130
    LSI Industries, Inc.....................................  25,215    276,356
*   Lydall, Inc.............................................  13,188    589,240
    Macquarie Infrastructure Corp...........................  28,004  2,146,507
    Manitowoc Co., Inc. (The)............................... 137,321    764,878
*   Manitowoc Foodservice, Inc..............................  95,039  1,743,015
    ManpowerGroup, Inc......................................  45,721  3,173,037
    Marten Transport, Ltd...................................  25,020    541,683
    Masco Corp..............................................  55,907  2,039,487
*   MasTec, Inc.............................................  84,560  2,067,492
    Matson, Inc.............................................  55,766  2,083,975
    Matthews International Corp. Class A....................  23,222  1,395,874
    McGrath RentCorp........................................  23,142    737,536
*   Mercury Systems, Inc....................................  24,677    639,628
*   Meritor, Inc............................................  73,747    618,000
*   MFRI, Inc...............................................   2,769     21,127
#*  Middleby Corp. (The)....................................  22,500  2,708,550
    Miller Industries, Inc..................................  10,037    215,394
*   Mistras Group, Inc......................................  23,021    576,906
    Mobile Mini, Inc........................................  45,407  1,476,182
*   Moog, Inc. Class A......................................  30,854  1,699,130
*   Moog, Inc. Class B......................................   2,329    128,118
*   MRC Global, Inc......................................... 107,618  1,423,786
    MSA Safety, Inc.........................................  36,976  2,066,219
    MSC Industrial Direct Co., Inc. Class A.................  37,350  2,682,850
    Mueller Industries, Inc.................................  50,730  1,726,849
    Mueller Water Products, Inc. Class A.................... 194,819  2,310,553
#   Multi-Color Corp........................................  15,611  1,008,158
*   MYR Group, Inc..........................................  25,013    617,071
#   National Presto Industries, Inc.........................   4,062    363,711
*   Navigant Consulting, Inc................................  52,834  1,041,358
*   Navistar International Corp.............................   5,398     69,202
*   NCI Building Systems, Inc...............................  23,013    373,271
*   Neff Corp. Class A......................................   1,019      9,956
    Nielsen Holdings P.L.C.................................. 121,965  6,569,035
*   NL Industries, Inc......................................  26,125     77,591
    NN, Inc.................................................  37,259    628,559
#   Nordson Corp............................................  32,551  2,873,928
    Norfolk Southern Corp...................................  74,153  6,657,456
*   Nortek, Inc.............................................   2,881    250,301
    Northrop Grumman Corp...................................  40,050  8,676,031

                                     1591

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Industrials -- (Continued)
*   Northwest Pipe Co.......................................   2,775 $   31,358
#*  NOW, Inc................................................  54,762  1,002,692
*   NV5 Global, Inc.........................................   8,966    288,436
*   Old Dominion Freight Line, Inc..........................  79,569  5,542,777
#   Omega Flex, Inc.........................................   3,089    105,366
*   On Assignment, Inc......................................  43,469  1,606,180
    Orbital ATK, Inc........................................  49,649  4,325,421
*   Orion Energy Systems, Inc...............................     714      1,000
*   Orion Marine Group, Inc.................................  13,143     74,258
    Oshkosh Corp............................................  78,392  4,318,615
    Owens Corning...........................................  95,607  5,058,566
    PACCAR, Inc............................................. 128,439  7,574,048
#*  PAM Transportation Services, Inc........................   4,411     88,352
    Park-Ohio Holdings Corp.................................  10,782    321,088
    Parker-Hannifin Corp....................................  57,409  6,555,534
*   Patrick Industries, Inc.................................  26,795  1,729,885
#*  Patriot Transportation Holding, Inc.....................   1,695     35,663
*   Pendrell Corp...........................................  18,245     12,407
    Pentair P.L.C...........................................  70,577  4,504,224
#*  Performant Financial Corp...............................  53,477    112,302
*   PGT, Inc................................................  74,751    897,012
    Pitney Bowes, Inc.......................................  74,597  1,440,468
*   Ply Gem Holdings, Inc...................................  45,315    696,038
    Powell Industries, Inc..................................  11,206    412,829
    Preformed Line Products Co..............................   3,262    159,414
#   Primoris Services Corp..................................  47,810    862,971
*   Proto Labs, Inc.........................................   6,599    363,209
    Providence and Worcester Railroad Co....................     361      5,747
    Quad/Graphics, Inc......................................  39,060    990,562
    Quanex Building Products Corp...........................  36,620    732,034
*   Quanta Services, Inc.................................... 107,844  2,760,806
#*  Radiant Logistics, Inc..................................  33,142    104,729
    Raven Industries, Inc...................................  27,465    570,173
    Raytheon Co.............................................  53,816  7,508,946
#*  RBC Bearings, Inc.......................................  17,619  1,339,573
    RCM Technologies, Inc...................................   6,052     34,860
    Regal Beloit Corp.......................................  35,650  2,175,007
    Republic Services, Inc.................................. 139,036  7,126,985
    Resources Connection, Inc...............................  43,970    655,153
*   Rexnord Corp............................................  98,647  2,100,195
*   Roadrunner Transportation Systems, Inc..................  23,173    175,420
    Robert Half International, Inc..........................  26,403    964,766
#   Rockwell Automation, Inc................................  24,820  2,839,408
#   Rockwell Collins, Inc...................................  23,866  2,019,541
#   Rollins, Inc............................................  57,217  1,612,375
#   Roper Technologies, Inc.................................  27,031  4,605,001
*   RPX Corp................................................  42,440    427,371
    RR Donnelley & Sons Co.................................. 134,208  2,405,007
*   Rush Enterprises, Inc. Class A..........................  29,053    667,638
*   Rush Enterprises, Inc. Class B..........................   1,308     30,516
    Ryder System, Inc.......................................  76,667  5,052,355
*   Saia, Inc...............................................  29,792    860,691
#*  Sensata Technologies Holding NV.........................  47,881  1,815,648

                                     1592

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Industrials -- (Continued)
*   SIFCO Industries, Inc..................................   1,400 $    11,914
    Simpson Manufacturing Co., Inc.........................  33,599   1,370,839
    SkyWest, Inc...........................................  15,209     437,563
    Snap-on, Inc...........................................  35,034   5,506,294
#*  SolarCity Corp.........................................  17,600     469,920
    Southwest Airlines Co.................................. 295,122  10,922,465
*   SP Plus Corp...........................................  16,196     389,190
*   Sparton Corp...........................................   8,228     171,225
*   Spirit Aerosystems Holdings, Inc. Class A..............  77,839   3,376,656
#*  Spirit Airlines, Inc...................................  77,410   3,309,277
#   SPX Corp...............................................  24,850     376,229
*   SPX FLOW, Inc..........................................  30,952     844,371
    Standex International Corp.............................  11,674   1,036,651
    Stanley Black & Decker, Inc............................  60,007   7,302,852
    Steelcase, Inc. Class A................................  89,286   1,294,647
#*  Stericycle, Inc........................................  10,331     932,579
*   Sterling Construction Co., Inc.........................  22,639     131,759
#   Sun Hydraulics Corp....................................  24,821     749,594
    Supreme Industries, Inc. Class A.......................  15,820     265,776
#*  Swift Transportation Co................................  91,491   1,761,202
#*  TASER International, Inc...............................  35,700   1,033,872
#*  Team, Inc..............................................  24,508     676,666
*   Teledyne Technologies, Inc.............................  33,350   3,501,750
#   Tennant Co.............................................  16,405   1,051,232
    Terex Corp.............................................  84,544   2,040,892
    Tetra Tech, Inc........................................  54,989   1,810,788
#   Textainer Group Holdings, Ltd..........................  26,774     318,075
    Textron, Inc........................................... 125,397   4,890,483
*   Thermon Group Holdings, Inc............................  23,245     469,084
    Timken Co. (The).......................................  57,400   1,920,030
    Titan International, Inc...............................  21,640     143,040
#*  Titan Machinery, Inc...................................  12,396     138,959
    Toro Co. (The).........................................  21,100   1,940,145
#*  TransDigm Group, Inc...................................   7,520   2,101,990
*   TRC Cos., Inc..........................................  31,815     223,341
#*  Trex Co., Inc..........................................  20,479     993,232
*   TriMas Corp............................................  27,225     486,511
#*  TriNet Group, Inc......................................  27,033     586,346
    Trinity Industries, Inc................................ 151,525   3,516,895
    Triton International, Ltd..............................  22,200     372,738
#   Triumph Group, Inc.....................................  48,887   1,507,186
*   TrueBlue, Inc..........................................  37,801     844,096
#*  Tutor Perini Corp......................................  39,928   1,002,991
#   Twin Disc, Inc.........................................   8,316      78,420
    Tyco International P.L.C...............................  77,928   3,551,179
*   Ultralife Corp.........................................   4,610      20,054
    UniFirst Corp..........................................  12,983   1,517,453
    Union Pacific Corp..................................... 255,543  23,778,276
*   United Continental Holdings, Inc....................... 156,886   7,356,385
    United Parcel Service, Inc. Class B....................  47,991   5,187,827
*   United Rentals, Inc....................................  99,066   7,892,588
    United Technologies Corp............................... 205,064  22,075,140
    Universal Forest Products, Inc.........................  16,154   1,746,570

                                     1593

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Industrials -- (Continued)
    Universal Logistics Holdings, Inc.....................  15,886 $    237,496
    US Ecology, Inc.......................................  24,866    1,126,430
*   USA Truck, Inc........................................   9,202      177,415
#*  USG Corp.............................................. 130,795    3,683,187
#   Valmont Industries, Inc...............................  21,127    2,766,581
*   Vectrus, Inc..........................................  12,678      394,920
*   Verisk Analytics, Inc.................................  24,233    2,066,590
#*  Veritiv Corp..........................................   4,938      208,482
    Viad Corp.............................................  19,051      663,356
*   Vicor Corp............................................  14,805      156,933
*   Virco Manufacturing Corp..............................   2,861       12,903
*   Volt Information Sciences, Inc........................   9,139       51,910
    VSE Corp..............................................   4,682      297,588
#*  Wabash National Corp..................................  72,618    1,051,509
*   WABCO Holdings, Inc...................................  22,854    2,291,571
#   Wabtec Corp...........................................  32,279    2,211,112
*   Waste Connections, Inc................................ 102,851    7,660,342
    Waste Management, Inc.................................  99,177    6,557,583
    Watsco, Inc...........................................  23,954    3,450,334
    Watsco, Inc. Class B..................................   1,750      251,738
    Watts Water Technologies, Inc. Class A................  19,431    1,201,807
#   Werner Enterprises, Inc...............................  93,509    2,348,946
#*  Wesco Aircraft Holdings, Inc.......................... 104,564    1,343,647
#*  WESCO International, Inc..............................  43,929    2,448,602
    West Corp.............................................  50,895    1,125,288
*   Westport Fuel Systems, Inc............................  44,588       61,531
*   Willdan Group, Inc....................................   6,300       66,843
#*  Willis Lease Finance Corp.............................   4,123      111,321
    Woodward, Inc.........................................  58,604    3,430,678
#   WW Grainger, Inc......................................  12,350    2,702,797
*   Xerium Technologies, Inc..............................   4,991       37,183
#*  XPO Logistics, Inc....................................  52,205    1,546,312
    Xylem, Inc............................................  89,170    4,263,218
#*  YRC Worldwide, Inc....................................  14,296      169,694
                                                                   ------------
Total Industrials.........................................          856,152,262
                                                                   ------------
Information Technology -- (16.0%)
#*  3D Systems Corp.......................................  25,017      334,978
#*  8x8, Inc..............................................  29,171      401,101
    Accenture P.L.C. Class A..............................  51,880    5,852,583
#*  ACI Worldwide, Inc.................................... 103,402    2,048,394
    Activision Blizzard, Inc.............................. 172,928    6,944,788
*   Actua Corp............................................  49,929      498,291
#*  Acxiom Corp...........................................  55,925    1,283,479
*   ADDvantage Technologies Group, Inc....................   2,391        4,686
*   Adobe Systems, Inc....................................  24,312    2,379,172
    ADTRAN, Inc...........................................  41,746      759,777
*   Advanced Energy Industries, Inc.......................  34,315    1,397,307
*   Advanced Micro Devices, Inc........................... 314,813    2,159,617
*   Agilysys, Inc.........................................  21,089      240,836
#*  Akamai Technologies, Inc..............................  77,383    3,910,163
*   Alliance Data Systems Corp............................  12,645    2,928,835
*   Alpha & Omega Semiconductor, Ltd......................  28,352      405,150

                                     1594

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Information Technology -- (Continued)
*   Alphabet, Inc. Class A..............................    27,256 $ 21,568,763
*   Alphabet, Inc. Class C..............................    31,789   24,439,065
    Amdocs, Ltd.........................................    55,413    3,233,903
    American Software, Inc. Class A.....................    18,753      206,846
*   Amkor Technology, Inc...............................   132,534      833,639
    Amphenol Corp. Class A..............................    46,775    2,784,048
#*  Amtech Systems, Inc.................................     4,680       28,501
    Analog Devices, Inc.................................    99,640    6,360,021
*   Angie's List, Inc...................................    18,044      145,976
*   Anixter International, Inc..........................    26,419    1,618,956
#*  ANSYS, Inc..........................................    28,861    2,579,019
    Apple, Inc.......................................... 1,190,827  124,096,082
    Applied Materials, Inc..............................   164,824    4,333,223
*   Applied Optoelectronics, Inc........................     2,097       24,828
*   Arista Networks, Inc................................    27,180    1,937,119
*   ARRIS International P.L.C...........................   125,209    3,410,693
*   Arrow Electronics, Inc..............................    76,010    5,053,905
#*  Aspen Technology, Inc...............................    33,272    1,393,764
    AstroNova, Inc......................................     3,998       63,528
#*  Autodesk, Inc.......................................    16,100      957,145
    Automatic Data Processing, Inc......................    30,864    2,745,353
*   AVG Technologies NV.................................    54,998    1,360,101
*   Avid Technology, Inc................................    21,913      142,654
    Avnet, Inc..........................................   110,063    4,523,589
    AVX Corp............................................   112,873    1,541,845
*   Aware, Inc..........................................     4,426       21,201
*   Axcelis Technologies, Inc...........................    30,519      326,553
*   AXT, Inc............................................    46,079      172,796
#   Badger Meter, Inc...................................    12,973      904,737
*   Bankrate, Inc.......................................    22,132      176,392
*   Barracuda Networks, Inc.............................    23,685      522,965
*   Bazaarvoice, Inc....................................     9,300       38,595
    Bel Fuse, Inc. Class A..............................     1,600       27,264
    Bel Fuse, Inc. Class B..............................    10,120      207,359
    Belden, Inc.........................................    37,558    2,749,621
*   Benchmark Electronics, Inc..........................    42,700    1,000,888
    Black Box Corp......................................    20,100      274,365
    Blackbaud, Inc......................................    27,523    1,839,913
#*  Blackhawk Network Holdings, Inc.....................    50,645    1,761,940
*   Blucora, Inc........................................    29,568      301,889
    Booz Allen Hamilton Holding Corp....................    73,359    2,265,326
#*  Bottomline Technologies de, Inc.....................    21,510      454,076
    Broadcom, Ltd.......................................    63,597   10,301,442
    Broadridge Financial Solutions, Inc.................    58,348    3,948,993
#*  BroadSoft, Inc......................................     2,536      113,689
    Brocade Communications Systems, Inc.................   360,096    3,348,893
    Brooks Automation, Inc..............................    64,066      802,747
*   BSQUARE Corp........................................    12,344       64,683
    CA, Inc.............................................   197,761    6,852,419
    Cabot Microelectronics Corp.........................    19,041    1,001,937
*   CACI International, Inc. Class A....................    22,183    2,114,705
*   Cadence Design Systems, Inc.........................    96,715    2,325,996
*   CalAmp Corp.........................................    25,786      366,161

                                     1595

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Information Technology -- (Continued)
*   Calix, Inc...........................................    49,089 $   378,967
#*  Cardtronics P.L.C. Class A...........................    54,599   2,401,810
    Cass Information Systems, Inc........................     9,411     489,090
    CDK Global, Inc......................................    23,488   1,357,372
    CDW Corp.............................................    75,620   3,246,367
*   Ceva, Inc............................................    13,751     413,355
*   Ciber, Inc...........................................    83,757     117,260
#*  Ciena Corp...........................................    88,837   1,704,782
*   Cimpress NV..........................................    42,146   3,995,441
*   Cirrus Logic, Inc....................................    61,753   3,000,578
    Cisco Systems, Inc................................... 1,531,987  46,771,563
*   Citrix Systems, Inc..................................    26,443   2,356,865
#*  Clearfield, Inc......................................     7,734     154,757
    Cognex Corp..........................................    49,051   2,215,634
*   Cognizant Technology Solutions Corp. Class A.........    71,572   4,114,674
*   Coherent, Inc........................................    20,408   2,164,268
    Cohu, Inc............................................    24,872     262,648
#*  CommerceHub, Inc. Series A...........................     7,999     112,787
#*  CommerceHub, Inc. Series C...........................    15,998     223,975
#*  CommScope Holding Co., Inc...........................   120,369   3,605,052
    Communications Systems, Inc..........................     6,432      47,211
    Computer Sciences Corp...............................    85,624   4,095,396
    Computer Task Group, Inc.............................    11,157      54,781
    Comtech Telecommunications Corp......................     3,075      40,190
    Concurrent Computer Corp.............................     5,474      28,027
#   Convergys Corp.......................................    87,411   2,329,503
*   CoreLogic, Inc.......................................    79,048   3,184,053
    Corning, Inc.........................................   290,852   6,462,731
#*  CoStar Group, Inc....................................     9,906   2,059,457
#*  Covisint Corp........................................    19,645      43,023
*   Cray, Inc............................................    28,700     905,772
*   Cree, Inc............................................    52,674   1,506,476
#   CSG Systems International, Inc.......................    36,907   1,485,876
    CSRA, Inc............................................    78,785   2,120,892
    CTS Corp.............................................    21,166     404,482
*   CyberOptics Corp.....................................     1,680      29,014
#   Cypress Semiconductor Corp...........................   250,369   2,914,295
    Daktronics, Inc......................................    24,325     157,383
*   Datalink Corp........................................    25,571     219,399
*   Demand Media, Inc....................................    26,296     152,254
*   DHI Group, Inc.......................................    54,878     400,061
#   Diebold, Inc.........................................    57,416   1,621,428
*   Digi International, Inc..............................    22,089     245,409
*   Diodes, Inc..........................................    35,257     652,607
#   Dolby Laboratories, Inc. Class A.....................    45,261   2,277,081
*   DSP Group, Inc.......................................    18,998     205,748
    DST Systems, Inc.....................................    34,221   4,220,476
*   DTS, Inc.............................................    13,704     380,834
    EarthLink Holdings Corp..............................   119,765     812,007
*   Eastman Kodak Co.....................................     3,300      55,902
*   eBay, Inc............................................   117,921   3,674,418
#   Ebix, Inc............................................    21,473   1,144,940
*   EchoStar Corp. Class A...............................    43,194   1,682,406

                                     1596

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Information Technology -- (Continued)
*   Edgewater Technology, Inc..............................   4,254 $    36,925
    Electro Rent Corp......................................  19,150     296,251
*   Electro Scientific Industries, Inc.....................  42,494     287,684
*   Electronic Arts, Inc...................................  40,781   3,112,406
#*  Electronics For Imaging, Inc...........................  33,868   1,500,014
*   Ellie Mae, Inc.........................................   7,987     735,683
*   eMagin Corp............................................   6,351      15,306
    EMC Corp............................................... 508,394  14,377,382
*   Emcore Corp............................................  23,350     151,308
*   Endurance International Group Holdings, Inc............     200       1,796
#*  EnerNOC, Inc...........................................  24,674     184,562
*   Entegris, Inc.......................................... 118,096   2,018,261
#*  Envestnet, Inc.........................................   6,398     244,212
#*  EPAM Systems, Inc......................................  24,174   1,697,982
    Epiq Systems, Inc......................................  31,745     518,713
*   ePlus, Inc.............................................   5,292     445,110
*   Euronet Worldwide, Inc.................................  38,112   2,906,421
#*  Everi Holdings, Inc....................................  41,431      78,719
*   Everyday Health, Inc...................................   5,087      41,510
    Evolving Systems, Inc..................................   1,300       6,747
*   Exar Corp..............................................  43,556     364,999
*   ExlService Holdings, Inc...............................  23,424   1,159,722
*   Extreme Networks, Inc..................................  59,549     231,646
#*  F5 Networks, Inc.......................................  11,760   1,451,419
*   Fabrinet...............................................  25,924     978,890
*   Facebook, Inc. Class A................................. 127,617  15,816,851
    Fair Isaac Corp........................................  28,227   3,574,667
*   Fairchild Semiconductor International, Inc............. 106,394   2,100,218
#*  FalconStor Software, Inc...............................  19,668      23,012
*   FARO Technologies, Inc.................................  15,200     530,176
    FEI Co.................................................  24,237   2,579,302
    Fidelity National Information Services, Inc............ 111,260   8,848,508
#*  Finisar Corp........................................... 122,228   2,292,997
#*  First Solar, Inc.......................................  83,039   3,876,261
*   Fiserv, Inc............................................  84,364   9,310,411
#*  FleetCor Technologies, Inc.............................  40,784   6,186,117
*   Fleetmatics Group P.L.C................................     854      36,688
*   Flextronics International, Ltd......................... 300,088   3,802,115
    FLIR Systems, Inc...................................... 116,230   3,786,773
*   FormFactor, Inc........................................  71,634     669,778
    Forrester Research, Inc................................  13,544     554,356
#*  Fortinet, Inc..........................................  18,211     631,740
*   Frequency Electronics, Inc.............................   4,145      44,434
*   Gartner, Inc...........................................  13,847   1,388,162
*   Genpact, Ltd........................................... 129,022   3,453,919
*   GigPeak, Inc...........................................  34,973      66,099
    Global Payments, Inc................................... 102,877   7,680,797
    GlobalSCAPE, Inc.......................................   3,392      11,567
*   Globant SA.............................................     963      40,629
#*  GrubHub, Inc...........................................  61,286   2,323,965
*   GSE Systems, Inc.......................................   8,763      20,505
#*  GSI Technology, Inc....................................   9,727      47,370
#*  GTT Communications, Inc................................  60,847   1,249,189

                                     1597

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Information Technology -- (Continued)
*   Guidewire Software, Inc..............................    19,032 $ 1,169,897
    Hackett Group, Inc. (The)............................    31,009     415,211
#*  Harmonic, Inc........................................    70,104     230,642
    Harris Corp..........................................    47,791   4,139,656
    Hewlett Packard Enterprise Co........................   616,923  12,967,721
*   Higher One Holdings, Inc.............................     9,591      49,202
    HP, Inc..............................................   337,258   4,724,985
#*  Hutchinson Technology, Inc...........................    15,121      29,788
    IAC/InterActiveCorp..................................    74,565   4,321,787
*   ID Systems, Inc......................................     4,988      24,990
*   IEC Electronics Corp.................................     4,588      23,766
*   II-VI, Inc...........................................    52,064   1,046,486
*   Imation Corp.........................................    24,504      25,729
#*  Immersion Corp.......................................    13,356     100,304
#*  Infinera Corp........................................    64,074     561,288
    Ingram Micro, Inc. Class A...........................   116,673   3,994,884
*   Innodata, Inc........................................    15,241      38,560
*   Insight Enterprises, Inc.............................    35,050     932,330
*   Integrated Device Technology, Inc....................   100,218   2,203,794
    Intel Corp........................................... 1,852,635  64,582,856
    InterDigital, Inc....................................    41,337   2,440,950
*   Internap Corp........................................    53,737     119,296
    International Business Machines Corp.................    72,831  11,698,115
    Intersil Corp. Class A...............................    91,361   1,395,996
*   Intevac, Inc.........................................    12,535      71,826
*   IntraLinks Holdings, Inc.............................    32,205     224,147
*   IntriCon Corp........................................     3,283      17,663
    Intuit, Inc..........................................    19,574   2,172,518
#*  Inuvo, Inc...........................................    32,403      52,169
*   InvenSense, Inc......................................     5,985      40,578
#*  IPG Photonics Corp...................................    38,485   3,243,901
*   Iteris, Inc..........................................     3,900      13,572
*   Itron, Inc...........................................    30,384   1,297,093
*   Ixia.................................................    51,745     595,067
    IXYS Corp............................................    33,758     369,313
#   j2 Global, Inc.......................................    37,435   2,502,155
    Jabil Circuit, Inc...................................   224,302   4,564,546
    Jack Henry & Associates, Inc.........................    43,188   3,854,529
    Juniper Networks, Inc................................   118,865   2,697,047
*   Kemet Corp...........................................     9,746      33,526
*   Key Tronic Corp......................................     5,745      43,317
*   Keysight Technologies, Inc...........................   128,800   3,766,112
*   Kimball Electronics, Inc.............................    16,574     209,164
    KLA-Tencor Corp......................................    47,962   3,631,203
*   Knowles Corp.........................................    27,452     368,955
#*  Kopin Corp...........................................    40,650      94,715
*   Kulicke & Soffa Industries, Inc......................    52,396     658,094
*   KVH Industries, Inc..................................    13,737     124,595
    Lam Research Corp....................................    53,326   4,787,075
#*  Lattice Semiconductor Corp...........................   105,555     634,386
#   Leidos Holdings, Inc.................................    55,925   2,796,809
    Lexmark International, Inc. Class A..................    58,035   2,128,143
*   Limelight Networks, Inc..............................    34,393      58,124

                                     1598

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CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Information Technology -- (Continued)
#   Linear Technology Corp...............................    37,983 $ 2,278,600
*   LinkedIn Corp. Class A...............................       540     104,074
*   Lionbridge Technologies, Inc.........................    70,898     319,750
*   Liquidity Services, Inc..............................    15,477     125,054
    Littelfuse, Inc......................................    16,057   2,007,446
*   Lumentum Holdings, Inc...............................    27,316     826,309
#*  MACOM Technology Solutions Holdings, Inc.............    30,800   1,216,908
#*  Magnachip Semiconductor Corp.........................    20,405     121,410
#*  Manhattan Associates, Inc............................    52,380   3,040,659
    ManTech International Corp. Class A..................    28,845   1,139,666
*   Marchex, Inc. Class B................................    23,549      74,650
    Marvell Technology Group, Ltd........................   403,744   4,743,992
    MasterCard, Inc. Class A.............................    76,191   7,256,431
*   Mattersight Corp.....................................     2,980      12,903
    Maxim Integrated Products, Inc.......................    86,501   3,527,511
#   MAXIMUS, Inc.........................................    60,433   3,560,712
#*  MaxLinear, Inc. Class A..............................    19,090     416,353
#*  Maxwell Technologies, Inc............................    14,211      78,161
*   MeetMe, Inc..........................................    30,711     197,472
    Mentor Graphics Corp.................................    96,818   2,068,032
#   Mesa Laboratories, Inc...............................     3,334     385,510
    Methode Electronics, Inc.............................    34,571   1,211,022
#   Microchip Technology, Inc............................    73,983   4,116,414
*   Micron Technology, Inc...............................   648,614   8,911,956
#*  Microsemi Corp.......................................    85,890   3,349,710
    Microsoft Corp....................................... 1,187,445  67,304,383
*   MicroStrategy, Inc. Class A..........................     6,975   1,219,858
    MKS Instruments, Inc.................................    54,977   2,511,349
    MOCON, Inc...........................................     3,290      47,672
#*  ModusLink Global Solutions, Inc......................    53,705      68,742
*   MoneyGram International, Inc.........................    32,390     225,434
    Monolithic Power Systems, Inc........................    24,423   1,776,041
    Monotype Imaging Holdings, Inc.......................    27,615     546,501
*   Monster Worldwide, Inc...............................    39,758     100,588
#*  MoSys, Inc...........................................    12,723       6,489
    Motorola Solutions, Inc..............................    35,174   2,440,372
#   MTS Systems Corp.....................................    14,040     665,917
*   Nanometrics, Inc.....................................    19,081     382,383
*   Napco Security Technologies, Inc.....................     7,089      51,537
#   National Instruments Corp............................    67,945   1,948,663
    NCI, Inc. Class A....................................     5,252      66,648
*   NCR Corp.............................................    91,724   3,024,140
#*  NeoPhotonics Corp....................................    24,514     307,651
#   NetApp, Inc..........................................    79,944   2,106,524
*   NETGEAR, Inc.........................................    29,261   1,504,893
#*  NetScout Systems, Inc................................    30,610     856,468
#*  NetSuite, Inc........................................     5,504     599,110
#*  NeuStar, Inc. Class A................................    20,843     525,035
    NIC, Inc.............................................    40,159     936,508
*   Novanta, Inc.........................................    26,519     416,613
#*  Novatel Wireless, Inc................................    20,282      36,102
*   Nuance Communications, Inc...........................   177,574   2,853,614
*   Numerex Corp. Class A................................     7,077      53,998

                                     1599

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Information Technology -- (Continued)
    NVE Corp...............................................   2,228 $   127,085
#   NVIDIA Corp............................................ 162,000   9,250,200
#*  Oclaro, Inc............................................   2,852      16,342
*   ON Semiconductor Corp.................................. 440,330   4,416,510
#*  Onvia, Inc.............................................     521       1,975
    Oracle Corp............................................ 475,083  19,497,406
#*  OSI Systems, Inc.......................................  15,123     899,365
#*  Palo Alto Networks, Inc................................   2,871     375,785
*   PAR Technology Corp....................................   8,391      43,214
    Park Electrochemical Corp..............................  19,586     317,293
    Paychex, Inc...........................................  62,809   3,723,318
#*  Paycom Software, Inc...................................  29,870   1,410,163
*   PayPal Holdings, Inc................................... 111,862   4,165,741
    PC Connection, Inc.....................................  20,453     527,892
    PC-Tel, Inc............................................  14,847      75,274
*   PCM, Inc...............................................   6,559     109,011
*   PDF Solutions, Inc.....................................  26,448     436,392
    Pegasystems, Inc.......................................  53,386   1,489,469
*   Perceptron, Inc........................................   8,358      40,787
*   Perficient, Inc........................................  29,911     664,622
*   PFSweb, Inc............................................  18,321     181,561
*   Photronics, Inc........................................  59,821     577,871
*   Planet Payment, Inc....................................  49,626     232,746
    Plantronics, Inc.......................................  30,422   1,467,557
*   Plexus Corp............................................  32,049   1,472,331
*   Polycom, Inc........................................... 129,393   1,603,179
    Power Integrations, Inc................................  20,246   1,155,439
*   PRGX Global, Inc.......................................  15,202      72,210
*   Progress Software Corp.................................  37,131   1,079,027
*   PTC, Inc...............................................  49,041   1,948,399
    QAD, Inc. Class A......................................   9,085     171,888
    QAD, Inc. Class B......................................   1,920      34,061
*   QLogic Corp............................................  90,295   1,401,378
*   Qorvo, Inc.............................................  79,280   5,012,874
    QUALCOMM, Inc.......................................... 355,173  22,226,726
*   Qualys, Inc............................................   9,880     310,133
*   QuinStreet, Inc........................................  11,598      42,101
*   Qumu Corp..............................................   3,708      13,757
#*  Rackspace Hosting, Inc................................. 134,532   3,152,085
*   Radisys Corp...........................................  30,504     147,029
#*  Rambus, Inc............................................  90,188   1,219,342
*   RealNetworks, Inc......................................  68,817     297,978
*   RealPage, Inc..........................................   4,895     123,109
*   Red Hat, Inc...........................................  20,623   1,552,706
    Reis, Inc..............................................   9,884     249,868
    RELM Wireless Corp.....................................     766       3,960
    RF Industries, Ltd.....................................   3,883       8,931
    Richardson Electronics, Ltd............................   8,608      54,144
*   Rightside Group, Ltd...................................   2,793      33,516
*   Rofin-Sinar Technologies, Inc..........................  25,258     798,153
*   Rogers Corp............................................  15,130   1,035,497
*   Rosetta Stone, Inc.....................................   7,639      58,820
*   Rovi Corp..............................................  73,971   1,391,395

                                     1600

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
Information Technology -- (Continued)
#*  Rubicon Project, Inc. (The)..........................  20,450 $  288,754
*   Rudolph Technologies, Inc............................  40,213    708,553
    Sabre Corp...........................................  47,200  1,375,880
*   salesforce.com, Inc..................................  27,620  2,259,316
*   Sanmina Corp.........................................  81,723  2,070,861
*   ScanSource, Inc......................................  29,712  1,219,083
    Science Applications International Corp..............  47,695  2,897,948
*   Seachange International, Inc.........................  39,230    125,536
#   Seagate Technology P.L.C.............................  60,324  1,932,178
*   Semtech Corp.........................................  39,505  1,004,217
*   ServiceNow, Inc......................................   4,985    373,476
*   ShoreTel, Inc........................................  56,096    411,745
*   Sigma Designs, Inc...................................  29,639    198,581
*   Silicon Graphics International Corp..................   5,654     30,532
*   Silicon Laboratories, Inc............................  29,186  1,555,030
#*  Silver Spring Networks, Inc..........................  28,207    354,562
#   Skyworks Solutions, Inc..............................  99,959  6,599,293
*   SMTC Corp............................................   8,334     14,084
*   Sonus Networks, Inc..................................  65,282    562,731
*   Splunk, Inc..........................................   3,785    236,714
#   SS&C Technologies Holdings, Inc......................  83,532  2,691,401
#*  Stamps.com, Inc......................................  10,182    771,847
*   StarTek, Inc.........................................   7,712     32,545
*   SunEdison Semiconductor, Ltd.........................   1,263      8,146
#*  SunPower Corp........................................  60,268    878,707
*   Super Micro Computer, Inc............................  38,583    831,464
*   Sykes Enterprises, Inc...............................  39,586  1,214,894
    Symantec Corp........................................ 169,596  3,464,846
#*  Synaptics, Inc.......................................  29,085  1,510,966
#*  Synchronoss Technologies, Inc........................  37,372  1,395,470
    SYNNEX Corp..........................................  38,177  3,837,934
*   Synopsys, Inc........................................  56,600  3,065,456
*   Syntel, Inc..........................................  53,179  2,409,540
*   Systemax, Inc........................................  21,834    195,414
*   Tableau Software, Inc. Class A.......................   2,669    150,825
#*  Take-Two Interactive Software, Inc................... 112,651  4,526,317
#*  Tangoe, Inc..........................................   4,628     37,441
    TE Connectivity, Ltd................................. 107,661  6,489,805
*   Tech Data Corp.......................................  36,534  2,847,095
*   TechTarget, Inc......................................   8,856     80,767
*   Telenav, Inc.........................................  33,117    164,923
    TeleTech Holdings, Inc...............................  51,089  1,458,080
#*  Teradata Corp........................................  28,529    809,653
    Teradyne, Inc........................................ 174,947  3,455,203
    Tessco Technologies, Inc.............................   6,720     90,317
    Tessera Technologies, Inc............................  55,182  1,773,549
    Texas Instruments, Inc............................... 105,315  7,345,721
*   TiVo, Inc............................................  87,716    924,527
    Total System Services, Inc........................... 115,925  5,902,901
    TransAct Technologies, Inc...........................   6,652     50,954
    Travelport Worldwide, Ltd............................  70,330    948,752
*   Travelzoo, Inc.......................................   6,908     70,462
*   Tremor Video, Inc....................................  12,246     24,614

                                     1601

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                         SHARES      VALUE+
                                                         ------- --------------
Information Technology -- (Continued)
#*  Trimble Navigation, Ltd.............................  84,098 $    2,223,551
#*  TrueCar, Inc........................................   3,548         33,245
*   TTM Technologies, Inc...............................  99,015        985,199
#*  Tyler Technologies, Inc.............................  15,237      2,483,936
#*  Ubiquiti Networks, Inc..............................  27,292      1,220,498
#*  Ultimate Software Group, Inc. (The).................   6,315      1,320,466
*   Ultra Clean Holdings, Inc...........................  13,820         88,310
*   Ultratech, Inc......................................  32,990        806,276
#*  Unisys Corp.........................................     222          2,200
#*  Universal Display Corp..............................  14,522      1,028,738
#*  USA Technologies, Inc...............................   4,111         19,404
*   Vantiv, Inc. Class A................................  62,995      3,450,236
*   VASCO Data Security International, Inc..............  13,498        225,552
#*  Veeco Instruments, Inc..............................  36,699        615,442
#*  VeriFone Systems, Inc...............................  81,214      1,556,060
*   Verint Systems, Inc.................................  23,260        820,380
#*  VeriSign, Inc.......................................  14,100      1,221,201
#*  ViaSat, Inc.........................................  36,873      2,722,334
#*  Viavi Solutions, Inc................................ 167,131      1,191,644
*   Virtusa Corp........................................  21,489        584,501
#   Visa, Inc. Class A.................................. 285,324     22,269,538
#   Vishay Intertechnology, Inc......................... 150,206      2,002,246
#*  Vishay Precision Group, Inc.........................  10,529        138,456
#*  VMware, Inc. Class A................................   3,400        248,132
    Wayside Technology Group, Inc.......................   3,335         60,430
*   Web.com Group, Inc..................................  66,571      1,255,529
#*  WebMD Health Corp...................................  21,701      1,323,978
*   Westell Technologies, Inc. Class A..................  24,316         13,374
    Western Digital Corp................................  83,592      3,971,456
#   Western Union Co. (The).............................  89,384      1,787,680
#*  WEX, Inc............................................  30,154      2,824,827
#*  Workday, Inc. Class A...............................   3,900        325,026
*   Xcerra Corp.........................................  37,668        229,775
    Xerox Corp.......................................... 528,427      5,442,798
    Xilinx, Inc.........................................  95,771      4,891,983
*   XO Group, Inc.......................................  21,840        398,143
*   Xura, Inc...........................................   3,505         87,099
*   Yahoo!, Inc......................................... 140,389      5,361,456
*   YuMe, Inc...........................................   3,900         13,962
#*  Zebra Technologies Corp. Class A....................  33,076      1,753,359
*   Zedge, Inc. Class B.................................   8,851         36,820
#*  Zillow Group, Inc. Class A..........................  39,905      1,572,656
#*  Zillow Group, Inc. Class C..........................  50,781      1,993,154
*   Zix Corp............................................  48,739        197,880
*   Zynga, Inc. Class A................................. 430,909      1,236,709
                                                                 --------------
Total Information Technology............................          1,094,105,696
                                                                 --------------
Materials -- (4.2%)
    A Schulman, Inc.....................................  27,726        812,649
    AEP Industries, Inc.................................   9,061        729,048
    Air Products & Chemicals, Inc.......................  24,398      3,645,549
*   AK Steel Holding Corp...............................  87,211        572,104
#   Albemarle Corp......................................  53,480      4,501,412

                                     1602

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Materials -- (Continued)
#   Alcoa, Inc........................................... 357,196 $ 3,793,422
#   Allegheny Technologies, Inc..........................  42,356     754,360
    American Vanguard Corp...............................  40,189     598,012
    Ampco-Pittsburgh Corp................................   6,289      83,078
#   AptarGroup, Inc......................................  59,468   4,649,208
    Ashland, Inc.........................................  34,927   3,955,133
    Avery Dennison Corp..................................  79,803   6,215,856
*   Axalta Coating Systems, Ltd..........................  47,872   1,366,746
    Axiall Corp..........................................  26,756     873,583
    Balchem Corp.........................................  30,850   1,970,389
#   Ball Corp............................................  28,150   1,989,360
    Bemis Co., Inc.......................................  93,726   4,783,775
*   Berry Plastics Group, Inc............................  46,212   1,894,692
*   Boise Cascade Co.....................................  37,984   1,032,025
    Cabot Corp...........................................  45,643   2,222,358
    Calgon Carbon Corp...................................  44,206     610,043
    Carpenter Technology Corp............................  58,852   2,309,941
    Celanese Corp. Series A..............................  75,964   4,817,637
*   Century Aluminum Co..................................  51,669     392,168
    CF Industries Holdings, Inc.......................... 107,855   2,661,861
    Chase Corp...........................................   7,279     441,035
    Chemours Co. (The)...................................  23,849     221,796
*   Chemtura Corp........................................  69,113   1,941,384
*   Clearwater Paper Corp................................  15,320     963,781
#*  Cliffs Natural Resources, Inc........................   7,973      63,066
#*  Coeur Mining, Inc....................................  67,205   1,029,581
    Commercial Metals Co................................. 116,003   1,918,690
#   Compass Minerals International, Inc..................  32,631   2,270,791
#*  Contango ORE, Inc....................................     780       9,789
*   Core Molding Technologies, Inc.......................   6,178      98,354
*   Crown Holdings, Inc..................................  25,266   1,338,340
#   Deltic Timber Corp...................................   6,480     446,602
    Domtar Corp..........................................  62,541   2,462,239
    Dow Chemical Co. (The)............................... 290,047  15,566,822
    Eagle Materials, Inc.................................  38,603   3,240,722
    Eastman Chemical Co..................................  83,561   5,450,684
    Ecolab, Inc..........................................  30,645   3,627,755
    EI du Pont de Nemours & Co...........................  60,546   4,187,967
*   Ferro Corp........................................... 109,934   1,424,745
    Ferroglobe P.L.C.....................................  52,766     491,779
#*  Flotek Industries, Inc...............................  25,460     361,532
#   FMC Corp.............................................  38,525   1,831,479
    Freeport-McMoRan, Inc................................ 437,964   5,676,013
    Friedman Industries, Inc.............................   5,121      29,497
    FutureFuel Corp......................................  34,749     398,224
*   GCP Applied Technologies, Inc........................  16,004     440,590
    Gold Resource Corp...................................  32,462     182,436
    Graphic Packaging Holding Co......................... 374,545   5,108,794
    Greif, Inc. Class A..................................  25,437   1,020,787
#   Greif, Inc. Class B..................................   9,628     509,995
*   Handy & Harman, Ltd..................................   1,912      53,287
#   Hawkins, Inc.........................................  10,674     456,207
    Haynes International, Inc............................   7,408     281,356

                                     1603

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Materials -- (Continued)
    HB Fuller Co.........................................  48,500 $ 2,258,160
*   Headwaters, Inc......................................  72,600   1,444,014
    Hecla Mining Co...................................... 328,584   2,132,510
    Huntsman Corp........................................ 258,905   4,002,671
*   Ingevity Corp........................................  20,889     799,422
    Innophos Holdings, Inc...............................  18,488     796,093
    Innospec, Inc........................................  20,460   1,028,524
#   International Flavors & Fragrances, Inc..............  12,169   1,621,519
    International Paper Co............................... 218,342  10,002,247
    Kaiser Aluminum Corp.................................  12,565   1,041,010
    KapStone Paper and Packaging Corp....................  71,011   1,014,037
    KMG Chemicals, Inc...................................  12,108     332,849
*   Koppers Holdings, Inc................................  24,108     762,295
*   Kraton Performance Polymers, Inc.....................  40,048   1,197,836
#   Kronos Worldwide, Inc................................  30,976     175,014
*   Louisiana-Pacific Corp............................... 100,327   2,026,605
#*  LSB Industries, Inc..................................  20,918     242,230
    LyondellBasell Industries NV Class A.................  53,033   3,991,264
    Martin Marietta Materials, Inc.......................  26,524   5,375,089
    Materion Corp........................................  27,620     729,444
    Mercer International, Inc............................  71,506     564,182
    Minerals Technologies, Inc...........................  32,607   2,127,933
    Monsanto Co..........................................  37,757   4,031,315
#   Mosaic Co. (The).....................................  99,961   2,698,947
    Myers Industries, Inc................................  44,764     669,222
    Neenah Paper, Inc....................................  20,562   1,550,992
#   NewMarket Corp.......................................   6,400   2,738,816
    Newmont Mining Corp.................................. 219,773   9,670,012
*   Northern Technologies International Corp.............     929      13,062
    Nucor Corp........................................... 134,040   7,189,906
#   Olin Corp............................................ 259,683   5,427,375
    Olympic Steel, Inc...................................  14,272     409,036
*   OMNOVA Solutions, Inc................................  48,924     463,310
*   Owens-Illinois, Inc.................................. 156,245   2,935,844
    Packaging Corp. of America...........................  60,404   4,511,575
    PH Glatfelter Co.....................................  33,099     683,825
#*  Platform Specialty Products Corp.....................  26,422     243,082
    PolyOne Corp.........................................  82,487   2,892,819
    PPG Industries, Inc..................................  21,580   2,259,642
    Praxair, Inc.........................................  32,224   3,755,385
    Quaker Chemical Corp.................................  12,917   1,235,640
    Rayonier Advanced Materials, Inc.....................  39,910     549,561
*   Real Industry, Inc...................................  16,562     129,846
    Reliance Steel & Aluminum Co.........................  64,377   5,049,732
    Royal Gold, Inc......................................  48,315   4,084,550
    RPM International, Inc...............................  60,593   3,287,776
*   Ryerson Holding Corp.................................  22,255     321,362
#   Schnitzer Steel Industries, Inc. Class A.............  36,294     707,370
    Schweitzer-Mauduit International, Inc................  23,612     892,770
#   Scotts Miracle-Gro Co. (The) Class A.................  32,959   2,430,726
    Sealed Air Corp......................................  75,798   3,576,150
    Sensient Technologies Corp...........................  34,767   2,566,848
    Sherwin-Williams Co. (The)...........................   8,800   2,637,624

                                     1604

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Materials -- (Continued)
#            Silgan Holdings, Inc.......................    51,834 $  2,569,930
#            Sonoco Products Co.........................    96,196    4,899,262
#            Southern Copper Corp.......................    15,070      391,669
             Steel Dynamics, Inc........................   171,745    4,606,201
             Stepan Co..................................    18,278    1,175,458
#*           Stillwater Mining Co.......................   129,054    1,974,526
             SunCoke Energy, Inc........................    38,246      291,817
             Synalloy Corp..............................     4,403       33,595
             TimkenSteel Corp...........................    60,310      604,306
*            Trecora Resources..........................    12,605      144,075
             Tredegar Corp..............................    23,939      423,720
             Trinseo SA.................................    26,179    1,303,452
*            UFP Technologies, Inc......................       518       11,857
             United States Lime & Minerals, Inc.........     3,941      248,283
#            United States Steel Corp...................   125,336    3,445,487
#*           Universal Stainless & Alloy Products,
                Inc.....................................     1,587       18,552
#*           US Concrete, Inc...........................    24,925    1,607,663
             Valspar Corp. (The)........................    39,280    4,182,142
             Vulcan Materials Co........................    38,638    4,790,339
#            Westlake Chemical Corp.....................    79,109    3,618,446
             WestRock Co................................   125,334    5,378,082
             Worthington Industries, Inc................    47,138    2,088,685
             WR Grace & Co..............................    16,004    1,198,219
                                                                   ------------
Total Materials.........................................            289,065,362
                                                                   ------------
Other -- (0.0%)
(degrees)#*  Gerber Scientific, Inc. Escrow Shares......    12,557           --
                                                                   ------------
Telecommunication Services -- (2.8%)
*            Alaska Communications Systems Group,
               Inc......................................    33,007       54,792
             AT&T, Inc.................................. 2,172,480   94,046,659
             ATN International, Inc.....................    13,203      970,684
#*           Boingo Wireless, Inc.......................    28,112      257,506
#            CenturyLink, Inc...........................   468,059   14,715,775
*            Cincinnati Bell, Inc.......................   173,866      869,330
#            Cogent Communications Holdings, Inc........    35,253    1,506,361
#            Consolidated Communications Holdings,
                Inc.....................................    60,226    1,683,317
#*           FairPoint Communications, Inc..............    10,680      172,909
#            Frontier Communications Corp...............   343,576    1,786,595
*            General Communication, Inc. Class A........    48,048      739,459
*            Hawaiian Telcom Holdco, Inc................     1,676       37,207
             IDT Corp. Class B..........................    26,555      405,229
             Inteliquent, Inc...........................    42,222      867,662
#*           Iridium Communications, Inc................    44,017      395,273
*            Level 3 Communications, Inc................    89,231    4,515,088
*            Lumos Networks Corp........................    20,405      238,738
*            ORBCOMM, Inc...............................    62,757      664,597
*            SBA Communications Corp. Class A...........    21,982    2,527,930
             Shenandoah Telecommunications Co...........    69,896    2,871,328
             Spok Holdings, Inc.........................    22,161      409,535
#*           Sprint Corp................................   290,563    1,784,057
#*           Straight Path Communications, Inc.
                Class B.................................     6,154      112,249
*            T-Mobile US, Inc...........................   111,721    5,177,151

                                     1605

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES     VALUE+
                                                          ------- ------------
Telecommunication Services -- (Continued)
    Telephone & Data Systems, Inc........................ 100,992 $  3,180,238
*   United States Cellular Corp..........................  21,491      869,311
    Verizon Communications, Inc.......................... 886,180   49,103,234
*   Vonage Holdings Corp................................. 144,148      854,798
    Windstream Holdings, Inc.............................  52,701      490,646
                                                                  ------------
Total Telecommunication Services.........................          191,307,658
                                                                  ------------
Utilities -- (2.1%)
    AES Corp............................................. 116,671    1,440,887
    ALLETE, Inc..........................................  23,303    1,487,897
    Alliant Energy Corp..................................  33,492    1,348,053
    Ameren Corp..........................................  35,291    1,850,660
    American Electric Power Co., Inc.....................  35,183    2,438,182
#   American States Water Co.............................  25,084    1,083,629
#   American Water Works Co., Inc........................  25,436    2,100,505
#   Aqua America, Inc....................................  60,722    2,103,410
#   Artesian Resources Corp. Class A.....................   6,355      216,642
    Atmos Energy Corp....................................  35,933    2,867,094
#   Avangrid, Inc........................................  31,599    1,426,379
#   Avista Corp..........................................  39,964    1,738,434
#   Black Hills Corp.....................................  23,088    1,455,698
#   California Water Service Group.......................  31,808    1,072,884
*   Calpine Corp......................................... 332,367    4,566,723
#   CenterPoint Energy, Inc..............................  61,546    1,472,180
    Chesapeake Utilities Corp............................  10,263      657,550
    CMS Energy Corp......................................  39,100    1,766,538
#   Connecticut Water Service, Inc.......................  10,026      511,827
#   Consolidated Edison, Inc.............................  36,546    2,926,604
    Consolidated Water Co., Ltd..........................   8,030      107,843
    Delta Natural Gas Co., Inc...........................   2,958       78,062
#   Dominion Resources, Inc..............................  45,111    3,519,560
    DTE Energy Co........................................  26,133    2,548,490
    Duke Energy Corp.....................................  50,517    4,323,750
#*  Dynegy, Inc..........................................  92,850    1,404,820
    Edison International.................................  20,868    1,614,766
    El Paso Electric Co..................................  26,595    1,268,050
    Empire District Electric Co. (The)...................  26,321      887,807
    Entergy Corp.........................................  21,117    1,718,713
    Eversource Energy....................................  33,691    1,970,587
    Exelon Corp..........................................  53,436    1,992,094
    FirstEnergy Corp.....................................  42,786    1,494,087
    Gas Natural, Inc.....................................   5,877       41,727
    Genie Energy, Ltd. Class B...........................  12,764       81,945
    Great Plains Energy, Inc.............................  57,324    1,707,109
    Hawaiian Electric Industries, Inc....................  43,152    1,339,870
#   IDACORP, Inc.........................................  27,260    2,203,971
    ITC Holdings Corp....................................  57,978    2,681,482
#   MDU Resources Group, Inc.............................  67,992    1,635,208
    MGE Energy, Inc......................................  23,188    1,302,006
    Middlesex Water Co...................................  11,883      490,887
#   National Fuel Gas Co.................................  25,196    1,423,826
    New Jersey Resources Corp............................  49,762    1,853,137
    NextEra Energy, Inc..................................  33,870    4,345,182

                                     1606

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                         SHARES      VALUE+
                                                         ------- --------------
Utilities -- (Continued)
             NiSource, Inc.............................. 106,538 $    2,733,765
             Northwest Natural Gas Co...................  18,058      1,172,687
#            NorthWestern Corp..........................  23,729      1,441,299
             NRG Energy, Inc............................ 258,714      3,580,602
             NRG Yield, Inc. Class A....................  12,997        223,288
             NRG Yield, Inc. Class C....................  20,085        360,325
#            OGE Energy Corp............................  61,233      1,969,866
#            ONE Gas, Inc...............................  29,343      1,906,121
#            Ormat Technologies, Inc....................  36,184      1,651,438
             Otter Tail Corp............................  25,060        873,341
#            Pattern Energy Group, Inc..................  43,636      1,063,409
             PG&E Corp..................................  32,526      2,079,712
             Piedmont Natural Gas Co., Inc..............  38,354      2,293,569
             Pinnacle West Capital Corp.................  16,291      1,284,871
             PNM Resources, Inc.........................  48,335      1,660,791
             Portland General Electric Co...............  46,304      2,022,096
             PPL Corp...................................  46,676      1,760,152
             Public Service Enterprise Group, Inc.......  50,049      2,302,754
             Questar Corp...............................  96,766      2,435,600
             RGC Resources, Inc.........................     678         16,713
#            SCANA Corp.................................  20,831      1,561,075
             Sempra Energy..............................  15,298      1,711,540
             SJW Corp...................................  14,096        597,107
#            South Jersey Industries, Inc...............  49,199      1,568,464
             Southern Co. (The).........................  68,791      3,680,318
             Southwest Gas Corp.........................  25,612      1,984,930
#            Spark Energy, Inc. Class A.................   3,047         75,535
#            Spire, Inc.................................  23,955      1,662,477
*            Talen Energy Corp..........................  48,738        662,837
             UGI Corp................................... 135,135      6,116,210
             Unitil Corp................................  12,123        530,260
             Vectren Corp...............................  30,704      1,588,318
#            WEC Energy Group, Inc......................  42,285      2,744,719
#            Westar Energy, Inc.........................  30,202      1,678,325
             WGL Holdings, Inc..........................  28,898      2,045,689
             Xcel Energy, Inc...........................  56,192      2,471,324
             York Water Co. (The).......................   9,654        303,522
                                                                 --------------
Total Utilities.........................................            140,381,804
                                                                 --------------
TOTAL COMMON STOCKS.....................................          6,159,377,903
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)*   Community Health Systems, Inc. Contingent
               Value Rights............................. 137,366            577
(degrees)*   Dyax Corp. Contingent Value Rights.........  15,216         16,889
(degrees)*   Leap Wireless International, Inc.
               Contingent Value Rights..................  42,008             --
(degrees)#*  Safeway Casa Ley Contingent Value Rights...  95,306         96,726

                                     1607

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                      ---------- --------------
(degrees)*  Safeway PDC, LLC Contingent Value
              Rights.................................     95,306 $        4,651
TOTAL RIGHTS/WARRANTS................................                   118,843
                                                                 --------------
TOTAL INVESTMENT SECURITIES..........................             6,159,496,746
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.9%)
            State Street Institutional Liquid
              Reserves, 0.457%....................... 63,811,213     63,811,213
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (9.1%)
(S)@        DFA Short Term Investment Fund........... 53,809,540    622,576,378
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,580,179,981)^^............................            $6,845,884,337
                                                                 ==============

                                     1608

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                             -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary... $  937,219,118           --   --    $  937,219,118
   Consumer Staples.........    472,955,373           --   --       472,955,373
   Energy...................    409,079,025           --   --       409,079,025
   Financials...............  1,047,985,180           --   --     1,047,985,180
   Health Care..............    721,126,425           --   --       721,126,425
   Industrials..............    856,152,262           --   --       856,152,262
   Information Technology...  1,094,105,696           --   --     1,094,105,696
   Materials................    289,065,362           --   --       289,065,362
   Other....................             --           --   --                --
   Telecommunication
     Services...............    191,307,658           --   --       191,307,658
   Utilities................    140,381,804           --   --       140,381,804
Rights/Warrants.............             -- $    118,843   --           118,843
Temporary Cash
  Investments...............     63,811,213           --   --        63,811,213
Securities Lending
  Collateral................             --  622,576,378   --       622,576,378
Futures Contracts**.........      1,091,674           --   --         1,091,674
                             -------------- ------------   --    --------------
TOTAL....................... $6,224,280,790 $622,695,221   --    $6,846,976,011
                             ============== ============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                                     1609

                 TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                          SHARES     VALUE++
                                                         --------- ------------
COMMON STOCKS -- (97.0%)

AUSTRALIA -- (6.5%)
    Asciano, Ltd........................................ 1,426,870 $  9,921,801
    Aurizon Holdings, Ltd............................... 1,260,664    4,988,656
    Australia & New Zealand Banking Group, Ltd.......... 1,386,619   27,280,977
    Bank of Queensland, Ltd.............................   116,066      933,746
    Bendigo & Adelaide Bank, Ltd........................   386,736    2,988,303
    BHP Billiton, Ltd................................... 1,600,517   23,723,149
#   BHP Billiton, Ltd. Sponsored ADR....................   563,499   16,730,285
    BlueScope Steel, Ltd................................    15,731      101,485
    Boral, Ltd..........................................   579,073    3,028,306
    Fortescue Metals Group, Ltd......................... 2,238,075    7,633,245
    Incitec Pivot, Ltd.................................. 1,222,475    2,676,595
    Macquarie Group, Ltd................................    59,697    3,379,874
    National Australia Bank, Ltd........................     9,486      191,770
*   Newcrest Mining, Ltd................................   879,023   17,120,336
    Orica, Ltd..........................................   140,291    1,514,703
    Origin Energy, Ltd..................................   757,096    3,192,436
    QBE Insurance Group, Ltd............................   689,410    5,754,204
    Rio Tinto, Ltd......................................   338,795   12,928,830
    Santos, Ltd......................................... 1,551,618    5,304,171
*   South32, Ltd........................................ 1,313,415    1,852,025
*   South32, Ltd. ADR...................................   213,802    1,480,579
    Suncorp Group, Ltd..................................   865,664    8,837,331
    Tatts Group, Ltd....................................   513,850    1,612,701
    Treasury Wine Estates, Ltd..........................    45,965      337,630
    Wesfarmers, Ltd.....................................   105,917    3,464,144
    Woodside Petroleum, Ltd.............................   967,135   19,756,057
                                                                   ------------
TOTAL AUSTRALIA.........................................            186,733,339
                                                                   ------------
AUSTRIA -- (0.1%)
    Erste Group Bank AG.................................    48,334    1,280,923
    OMV AG..............................................    57,291    1,530,278
                                                                   ------------
TOTAL AUSTRIA...........................................              2,811,201
                                                                   ------------
BELGIUM -- (1.3%)
    Ageas...............................................   217,008    7,295,527
    Colruyt SA..........................................    36,435    2,032,409
*   KBC Group NV........................................   197,642   10,273,723
    Proximus SADP.......................................   101,179    3,158,388
    Solvay SA...........................................    87,295    9,061,703
    UCB SA..............................................    42,545    3,328,888
    Umicore SA..........................................    61,534    3,560,335
                                                                   ------------
TOTAL BELGIUM...........................................             38,710,973
                                                                   ------------
CANADA -- (8.2%)
    Agnico Eagle Mines, Ltd.............................    23,767    1,381,813
    AltaGas, Ltd........................................    27,195      692,763
    Bank of Montreal....................................   534,159   34,250,275
    Barrick Gold Corp...................................   116,975    2,557,074
*   BlackBerry, Ltd.(09228F103).........................    36,453      277,043
*   BlackBerry, Ltd.(BCBHZ31)...........................   539,792    4,092,935
    Cameco Corp.(13321L108).............................   294,293    2,813,441

                                     1610

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
CANADA -- (Continued)
    Cameco Corp.(2166160)...............................     1,252 $     11,967
    Canadian Natural Resources, Ltd.(136385101).........   523,163   15,815,218
    Canadian Natural Resources, Ltd.(2171573)...........   225,575    6,831,261
    Cenovus Energy, Inc.................................   429,409    6,140,549
    Crescent Point Energy Corp.(B67C8W8)................   197,496    2,887,603
    Crescent Point Energy Corp.(22576C101)..............   511,738    7,486,727
*   Detour Gold Corp....................................    60,300    1,576,718
    E-L Financial Corp., Ltd............................       100       51,698
    Eldorado Gold Corp.(284902103)......................     9,235       37,771
    Eldorado Gold Corp.(2307873)........................   258,004    1,057,191
    Empire Co., Ltd. Class A............................   257,695    4,105,278
    Enbridge Income Fund Holdings, Inc..................    22,487      559,742
    Encana Corp.........................................   583,595    4,697,940
    Fairfax Financial Holdings, Ltd.....................    13,880    7,441,611
    Finning International, Inc..........................   182,258    2,953,762
    First Quantum Minerals, Ltd.........................   456,957    3,951,319
    Genworth MI Canada, Inc.............................    35,586      950,395
    Goldcorp, Inc.(380956409)...........................   403,568    7,215,796
    Goldcorp, Inc.(2676302).............................    88,894    1,588,402
    Husky Energy, Inc...................................   472,269    5,555,896
    Industrial Alliance Insurance & Financial Services,
      Inc...............................................   113,014    3,678,700
*   Kinross Gold Corp................................... 1,712,330    8,852,470
*   Lundin Mining Corp..................................   144,871      605,825
    Manulife Financial Corp.(2492519)...................   975,580   13,300,137
    Manulife Financial Corp.(56501R106).................   133,028    1,813,172
    Maple Leaf Foods, Inc...............................    29,428      669,858
    PrairieSky Royalty, Ltd.............................    14,353      279,332
    Silver Wheaton Corp.................................   111,403    3,104,802
    Sun Life Financial, Inc.(2566124)...................   214,163    7,056,479
    Sun Life Financial, Inc.(866796105).................   149,899    4,943,669
    Suncor Energy, Inc.(867224107)......................   498,567   13,416,438
    Suncor Energy, Inc.(B3NB1P2)........................ 1,253,832   33,745,384
    Teck Resources, Ltd. Class B(878742204).............   238,857    3,804,992
    Teck Resources, Ltd. Class B(2879327)...............    97,700    1,557,184
*   Tourmaline Oil Corp.................................   209,376    5,364,092
*   Turquoise Hill Resources, Ltd.......................   360,794    1,284,948
    WSP Global, Inc.....................................    61,728    1,850,445
    Yamana Gold, Inc....................................   454,891    2,602,563
                                                                   ------------
TOTAL CANADA............................................            234,912,678
                                                                   ------------
DENMARK -- (1.8%)
    AP Moeller - Maersk A.S. Class A....................     2,605    3,405,998
    AP Moeller - Maersk A.S. Class B....................     5,274    7,164,773
    Carlsberg A.S. Class B..............................    57,803    5,740,595
    Danske Bank A.S.....................................   225,270    6,126,239
    DSV A.S.............................................   163,725    7,290,428
*   H Lundbeck A.S......................................    16,426      667,710
    ISS A.S.............................................   133,586    5,152,598
    Tryg A.S............................................    12,648      235,775

                                     1611

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
DENMARK -- (Continued)
    Vestas Wind Systems A.S.............................   248,599 $ 17,379,759
                                                                   ------------
TOTAL DENMARK...........................................             53,163,875
                                                                   ------------
FINLAND -- (0.8%)
    Fortum Oyj..........................................   235,508    3,912,271
    Neste Oyj...........................................    50,406    1,912,882
    Stora Enso Oyj Class R..............................   605,613    5,501,680
    UPM-Kymmene Oyj.....................................   546,631   11,272,892
                                                                   ------------
TOTAL FINLAND...........................................             22,599,725
                                                                   ------------
FRANCE -- (8.9%)
    AXA SA..............................................   493,310   10,040,018
    AXA SA Sponsored ADR................................   375,815    7,629,044
    BNP Paribas SA......................................   322,486   15,996,687
    Bollore SA..........................................   497,514    1,801,336
    Bouygues SA.........................................   185,628    5,498,836
    Casino Guichard Perrachon SA........................    52,969    2,870,845
    Cie de Saint-Gobain.................................   606,622   25,752,449
    Cie Generale des Etablissements Michelin............    74,433    7,607,632
    CNP Assurances......................................   222,683    3,402,225
    Credit Agricole SA..................................   297,146    2,632,211
    Electricite de France SA............................   188,405    2,466,067
    Engie SA............................................ 1,220,619   20,090,853
    Natixis SA..........................................   734,493    3,028,701
    Orange SA........................................... 1,778,494   27,294,622
*   Peugeot SA..........................................   601,409    9,083,630
    Renault SA..........................................   244,726   21,397,400
    SCOR SE.............................................   126,763    3,703,210
    Societe Generale SA.................................   670,289   22,852,645
    STMicroelectronics NV...............................   481,281    3,519,310
    Total SA............................................ 1,110,556   53,410,886
    Vivendi SA..........................................   294,216    5,777,137
                                                                   ------------
TOTAL FRANCE............................................            255,855,744
                                                                   ------------
GERMANY -- (7.2%)
    Allianz SE..........................................   217,369   31,145,650
    Allianz SE Sponsored ADR............................   716,588   10,232,877
    Bayerische Motoren Werke AG.........................   291,133   25,085,206
    Commerzbank AG......................................   401,297    2,648,906
    Daimler AG..........................................   739,542   50,277,077
*   Deutsche Bank AG(5750355)...........................    38,137      512,878
#*  Deutsche Bank AG(D18190898).........................   326,750    4,391,520
    Deutsche Lufthansa AG...............................   290,166    3,449,109
    E.ON SE............................................. 2,869,273   30,772,574
    Fraport AG Frankfurt Airport Services Worldwide.....    36,156    1,977,408
    Hannover Rueck SE...................................    23,539    2,407,673
    HeidelbergCement AG.................................   103,368    8,756,386
    K+S AG..............................................       751       15,697
    Linde AG............................................    14,422    2,072,654
    Metro AG............................................   198,704    6,392,973
    Muenchener Rueckversicherungs-Gesellschaft AG.......    47,084    7,852,237

                                     1612

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
GERMANY -- (Continued)
    Osram Licht AG.....................................      5,820 $    302,799
*   RWE AG.............................................    575,011   10,227,796
*   Talanx AG..........................................     64,359    1,935,704
    Telefonica Deutschland Holding AG..................    455,234    1,858,736
    Volkswagen AG......................................     29,340    4,338,602
                                                                   ------------
TOTAL GERMANY..........................................             206,654,462
                                                                   ------------
HONG KONG -- (2.8%)
#   Bank of East Asia, Ltd. (The)......................    111,984      463,585
    Cathay Pacific Airways, Ltd........................  1,226,000    1,993,854
    CK Hutchison Holdings, Ltd.........................  1,246,848   14,614,217
#   FIH Mobile, Ltd....................................  2,078,000      708,167
    Guoco Group, Ltd...................................      6,000       68,308
    Hang Lung Group, Ltd...............................    832,000    2,695,961
    Hang Lung Properties, Ltd..........................  1,286,000    2,786,998
    Henderson Land Development Co., Ltd................     27,680      165,228
    Hongkong & Shanghai Hotels, Ltd. (The).............    170,918      182,954
    Hopewell Holdings, Ltd.............................    291,331      964,973
    Kerry Properties, Ltd..............................    464,000    1,272,477
#   MTR Corp., Ltd.....................................    535,443    3,032,505
    New World Development Co., Ltd.....................  7,299,552    8,506,863
    NWS Holdings, Ltd..................................    713,833    1,170,575
    Orient Overseas International, Ltd.................     18,548       65,848
    Shangri-La Asia, Ltd...............................  1,380,000    1,484,775
    Sino Land Co., Ltd.................................  1,428,432    2,555,829
    Sun Hung Kai Properties, Ltd.......................  1,053,434   15,115,145
    Swire Pacific, Ltd. Class A........................    644,500    7,723,599
    Swire Pacific, Ltd. Class B........................    585,000    1,216,685
#   Tsim Sha Tsui Properties, Ltd......................    259,630      704,517
    Wharf Holdings, Ltd. (The).........................    894,000    6,178,423
    Wheelock & Co., Ltd................................  1,122,000    6,016,612
    Yue Yuen Industrial Holdings, Ltd..................     74,500      302,730
                                                                   ------------
TOTAL HONG KONG........................................              79,990,828
                                                                   ------------
IRELAND -- (0.3%)
*   Bank of Ireland.................................... 15,168,848    3,136,306
    CRH P.L.C..........................................     34,724    1,059,609
    CRH P.L.C. Sponsored ADR...........................    103,975    3,198,271
                                                                   ------------
TOTAL IRELAND..........................................               7,394,186
                                                                   ------------
ISRAEL -- (0.4%)
    Azrieli Group, Ltd.................................      8,772      386,017
    Bank Hapoalim BM...................................    899,961    4,587,671
*   Bank Leumi Le-Israel BM............................    961,531    3,464,729
    Israel Chemicals, Ltd..............................    191,439      771,027
    Mizrahi Tefahot Bank, Ltd..........................    128,980    1,566,769
    Teva Pharmaceutical Industries, Ltd. Sponsored
      ADR..............................................     29,587    1,582,904
                                                                   ------------
TOTAL ISRAEL...........................................              12,359,117
                                                                   ------------
ITALY -- (0.9%)
    Eni SpA............................................    467,007    7,163,898
    Intesa Sanpaolo SpA................................  1,551,724    3,424,124

                                     1613

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
ITALY -- (Continued)
    Mediobanca SpA.......................................   439,568 $ 3,081,757
*   Telecom Italia SpA Sponsored ADR.....................    97,948     831,578
    UniCredit SpA........................................ 4,093,567  10,042,661
    UnipolSai SpA........................................    16,008      26,857
                                                                    -----------
TOTAL ITALY..............................................            24,570,875
                                                                    -----------
JAPAN -- (21.5%)
    Aeon Co., Ltd........................................   699,600  10,052,676
    Aisin Seiki Co., Ltd.................................   171,600   7,841,533
    Alfresa Holdings Corp................................    16,200     355,152
    Amada Holdings Co., Ltd..............................   219,200   2,388,887
    Aoyama Trading Co., Ltd..............................    28,600   1,053,197
    Asahi Glass Co., Ltd................................. 1,052,000   6,043,478
    Asahi Kasei Corp..................................... 1,399,000  10,574,365
    Bank of Kyoto, Ltd. (The)............................   148,000     996,277
    Brother Industries, Ltd..............................   275,100   3,126,249
    Canon Marketing Japan, Inc...........................    39,500     678,799
    Chiba Bank, Ltd. (The)...............................   395,000   1,888,074
    Chugoku Bank, Ltd. (The).............................    91,100   1,026,197
    Citizen Holdings Co., Ltd............................   193,200   1,034,869
    Coca-Cola East Japan Co., Ltd........................    18,900     364,726
    Coca-Cola West Co., Ltd..............................    45,700   1,262,751
    COMSYS Holdings Corp.................................    18,500     307,711
*   Concordia Financial Group, Ltd.......................   609,000   2,588,638
    Credit Saison Co., Ltd...............................    18,100     301,406
    Dai Nippon Printing Co., Ltd.........................   299,000   3,338,210
    Dai-ichi Life Insurance Co., Ltd. (The)..............   519,800   6,716,079
    Daido Steel Co., Ltd.................................    38,000     154,214
    Daihatsu Motor Co., Ltd..............................   218,800   3,286,106
    Daiwa Securities Group, Inc..........................   619,000   3,474,064
    Denka Co., Ltd.......................................   264,000   1,144,853
    Denso Corp...........................................   114,100   4,417,909
    DIC Corp.............................................    65,700   1,550,240
    Ebara Corp...........................................   306,000   1,664,150
    Fuji Electric Co., Ltd...............................   212,000     935,690
    FUJIFILM Holdings Corp...............................   201,300   7,222,329
    Fujitsu, Ltd.........................................   895,000   3,715,577
    Fukuoka Financial Group, Inc.........................   394,000   1,505,328
    Furukawa Electric Co., Ltd...........................    39,000     101,830
    Glory, Ltd...........................................    42,500   1,179,401
    Gunma Bank, Ltd. (The)...............................   208,000     838,619
    H2O Retailing Corp...................................    77,600   1,019,135
    Hachijuni Bank, Ltd. (The)...........................   217,000   1,015,183
    Hankyu Hanshin Holdings, Inc.........................   142,000   5,282,870
    Heiwa Corp...........................................     2,500      51,362
    Hiroshima Bank, Ltd. (The)...........................   196,000     709,763
    Hitachi Capital Corp.................................    43,300     790,740
    Hitachi Chemical Co., Ltd............................    71,600   1,493,477
    Hitachi Construction Machinery Co., Ltd..............   116,500   1,894,677
    Hitachi High-Technologies Corp.......................    37,335   1,270,219
    Hitachi Metals, Ltd..................................   124,000   1,378,604
    Hitachi Transport System, Ltd........................    15,585     303,811
    Hitachi, Ltd......................................... 3,457,000  15,795,458

                                     1614

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
JAPAN -- (Continued)
    Hokuhoku Financial Group, Inc.......................    791,000 $ 1,015,149
    Honda Motor Co., Ltd................................  1,200,200  32,510,785
    Ibiden Co., Ltd.....................................    144,200   1,840,828
    Idemitsu Kosan Co., Ltd.............................     53,200   1,041,576
    Iida Group Holdings Co., Ltd........................     84,400   1,670,937
    Isetan Mitsukoshi Holdings, Ltd.....................    128,600   1,263,624
    ITOCHU Corp.........................................  1,171,200  13,278,892
    Iyo Bank, Ltd. (The)................................    127,118     819,272
    J Front Retailing Co., Ltd..........................    280,800   3,240,228
    JFE Holdings, Inc...................................    505,100   6,582,933
    JGC Corp............................................    112,500   1,646,962
    Joyo Bank, Ltd. (The)...............................    324,887   1,269,525
    JSR Corp............................................    147,200   2,010,606
    JTEKT Corp..........................................    162,300   2,266,999
    JX Holdings, Inc....................................  1,270,486   4,813,707
    Kamigumi Co., Ltd...................................    136,000   1,223,906
    Kaneka Corp.........................................    280,000   2,108,681
#   Kawasaki Kisen Kaisha, Ltd..........................    472,500   1,159,787
    Kinden Corp.........................................     50,800     613,165
    Kobe Steel, Ltd.....................................  2,589,000   2,240,472
    Komatsu, Ltd........................................    439,400   8,538,312
    Konica Minolta, Inc.................................    612,400   4,921,621
    Kuraray Co., Ltd....................................    369,700   4,662,670
    Kyocera Corp........................................     73,300   3,472,643
    Kyocera Corp. Sponsored ADR.........................        555      26,129
    Kyushu Financial Group, Inc.........................    149,510     826,007
    LIXIL Group Corp....................................    147,340   2,740,361
    Marubeni Corp.......................................  1,645,900   7,651,913
    Mazda Motor Corp....................................    619,100   9,054,348
    Medipal Holdings Corp...............................     57,000     932,756
    Mitsubishi Chemical Holdings Corp...................  1,991,500  10,757,084
    Mitsubishi Corp.....................................    300,800   5,175,166
    Mitsubishi Gas Chemical Co., Inc....................    415,000   2,364,351
    Mitsubishi Heavy Industries, Ltd....................  2,115,000   8,990,870
    Mitsubishi Logistics Corp...........................     42,000     584,793
    Mitsubishi Materials Corp...........................  1,534,000   4,031,261
    Mitsubishi Motors Corp..............................    481,400   2,244,053
    Mitsubishi UFJ Financial Group, Inc.................  4,449,034  22,492,199
    Mitsubishi UFJ Financial Group, Inc. Sponsored
      ADR...............................................  1,691,580   8,627,058
    Mitsubishi UFJ Lease & Finance Co., Ltd.............    514,400   2,069,746
    Mitsui & Co., Ltd...................................    305,900   3,583,878
    Mitsui & Co., Ltd. Sponsored ADR....................      4,829   1,130,083
    Mitsui Chemicals, Inc...............................    811,000   3,430,382
    Mitsui OSK Lines, Ltd...............................  1,287,000   2,741,047
    Mizuho Financial Group, Inc......................... 17,491,900  28,062,699
    MS&AD Insurance Group Holdings, Inc.................    209,463   6,034,991
    NEC Corp............................................  3,146,000   8,591,300
    NGK Spark Plug Co., Ltd.............................     13,400     218,684
    NHK Spring Co., Ltd.................................    161,900   1,414,914
    Nikon Corp..........................................    147,600   2,085,702
    Nippo Corp..........................................     61,000   1,121,349
    Nippon Electric Glass Co., Ltd......................    150,000     680,952
    Nippon Express Co., Ltd.............................    870,000   4,388,658

                                     1615

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Nippon Paper Industries Co., Ltd.....................   114,700 $ 2,086,945
    Nippon Shokubai Co., Ltd.............................    29,800   1,874,251
    Nippon Steel & Sumitomo Metal Corp...................   614,700  11,556,101
    Nippon Yusen K.K..................................... 2,155,000   3,813,797
    Nissan Motor Co., Ltd................................ 1,904,600  18,452,661
    Nisshinbo Holdings, Inc..............................   107,000     995,808
    NOK Corp.............................................   106,600   2,026,980
    Nomura Holdings, Inc................................. 1,738,800   7,826,611
    Nomura Real Estate Holdings, Inc.....................    93,500   1,612,515
    NSK, Ltd.............................................   115,900     974,891
    Obayashi Corp........................................    67,000     732,762
    Oji Holdings Corp.................................... 1,074,000   4,478,950
    Resona Holdings, Inc................................. 2,425,500   9,674,803
    Ricoh Co., Ltd....................................... 1,023,200   9,036,981
    Rohm Co., Ltd........................................    37,500   1,595,665
    Sankyo Co., Ltd......................................     8,600     313,124
    SBI Holdings, Inc....................................   240,000   2,599,007
    Sega Sammy Holdings, Inc.............................    69,300     758,848
    Seino Holdings Co., Ltd..............................    69,100     703,706
    Sekisui Chemical Co., Ltd............................    79,000   1,148,958
    Sekisui House, Ltd...................................   381,500   6,356,277
    Shinsei Bank, Ltd.................................... 1,031,000   1,546,669
    Shizuoka Bank, Ltd. (The)............................   303,000   2,248,520
    Showa Shell Sekiyu K.K...............................    29,500     264,571
    SKY Perfect JSAT Holdings, Inc.......................   130,400     574,710
    Sojitz Corp..........................................   547,200   1,318,420
    Sompo Japan Nipponkoa Holdings, Inc..................   184,260   5,951,471
    Sony Corp............................................    24,200     794,411
    Sony Corp. Sponsored ADR.............................   101,191   3,380,791
    Sumitomo Chemical Co., Ltd........................... 2,166,000   9,586,646
    Sumitomo Corp........................................   268,400   2,815,285
    Sumitomo Dainippon Pharma Co., Ltd...................    10,200     190,654
    Sumitomo Electric Industries, Ltd....................   887,900  12,232,504
    Sumitomo Forestry Co., Ltd...........................   147,900   2,083,087
    Sumitomo Heavy Industries, Ltd.......................   593,000   2,813,455
    Sumitomo Metal Mining Co., Ltd.......................   393,000   4,723,811
    Sumitomo Mitsui Financial Group, Inc.................   942,227  29,867,954
    Sumitomo Mitsui Trust Holdings, Inc.................. 1,714,000   5,695,990
    Sumitomo Rubber Industries, Ltd......................   194,900   2,750,953
    Suzuken Co., Ltd.....................................    30,500     972,768
    T&D Holdings, Inc....................................   599,000   6,108,603
    Taiheiyo Cement Corp.................................   788,000   2,252,058
    Takashimaya Co., Ltd.................................   231,000   1,750,145
    TDK Corp.............................................   170,900  10,485,787
    Teijin, Ltd.......................................... 1,217,000   4,577,294
    THK Co., Ltd.........................................    86,600   1,711,007
    Tokai Rika Co., Ltd..................................    45,200     857,904
    Tokio Marine Holdings, Inc...........................   142,500   5,515,780
    Toppan Printing Co., Ltd.............................   173,000   1,525,860
    Tosoh Corp...........................................   605,000   3,069,661
    Toyo Seikan Group Holdings, Ltd......................    66,700   1,299,469
    Toyoda Gosei Co., Ltd................................    71,400   1,551,021
    Toyota Motor Corp....................................    93,400   5,233,650

                                     1616

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
JAPAN -- (Continued)
    Toyota Tsusho Corp..................................   278,500 $  6,148,731
    Ube Industries, Ltd.................................   713,000    1,243,074
*   Universal Entertainment Corp........................     1,000       25,768
    UNY Group Holdings Co., Ltd.........................    58,500      473,602
    Yamada Denki Co., Ltd...............................   541,100    2,853,257
    Yamaguchi Financial Group, Inc......................   107,000    1,056,698
    Yokohama Rubber Co., Ltd. (The).....................   120,500    1,618,337
                                                                   ------------
TOTAL JAPAN.............................................            618,190,914
                                                                   ------------
NETHERLANDS -- (3.2%)
    Aegon NV............................................   844,535    3,419,463
    Akzo Nobel NV.......................................    62,836    4,061,900
*   ArcelorMittal(B03XPL1)..............................   877,484    5,684,234
*   ArcelorMittal(B295F26)..............................   345,017    2,249,511
    Boskalis Westminster................................    57,714    2,121,169
    Gemalto NV..........................................     2,764      182,226
    ING Groep NV........................................ 1,482,595   16,575,419
    ING Groep NV Sponsored ADR..........................   207,810    2,329,550
    Koninklijke Ahold Delhaize NV.......................   483,855   11,551,640
    Koninklijke Ahold Delhaize NV Sponsored ADR.........    50,350    1,198,834
    Koninklijke DSM NV..................................   219,711   14,062,362
    Koninklijke KPN NV..................................   439,387    1,445,187
    Koninklijke Philips NV(5986622).....................   799,602   21,266,825
    Koninklijke Philips NV(500472303)...................   193,313    5,134,393
    NN Group NV.........................................    80,972    2,184,043
                                                                   ------------
TOTAL NETHERLANDS.......................................             93,466,756
                                                                   ------------
NEW ZEALAND -- (0.2%)
    Auckland International Airport, Ltd.................   169,820      905,596
    Fletcher Building, Ltd..............................   525,955    3,681,641
    Fonterra Co-operative Group, Ltd....................    15,118       62,127
                                                                   ------------
TOTAL NEW ZEALAND.......................................              4,649,364
                                                                   ------------
NORWAY -- (0.7%)
    DNB ASA.............................................   484,090    5,345,891
    Norsk Hydro ASA.....................................   681,179    2,920,763
    Statoil ASA.........................................   324,947    5,165,830
    Statoil ASA Sponsored ADR...........................   181,129    2,881,762
*   Storebrand ASA......................................   135,512      514,900
#*  Subsea 7 SA.........................................    76,598      827,866
    Yara International ASA..............................    51,894    1,691,810
                                                                   ------------
TOTAL NORWAY............................................             19,348,822
                                                                   ------------
PORTUGAL -- (0.0%)
*   Banco Espirito Santo SA.............................   865,680           --
    EDP Renovaveis SA...................................   171,817    1,390,642
                                                                   ------------
TOTAL PORTUGAL..........................................              1,390,642
                                                                   ------------
SINGAPORE -- (1.0%)
    CapitaLand, Ltd.....................................   891,800    2,117,433
    City Developments, Ltd..............................   352,100    2,240,725
    DBS Group Holdings, Ltd.............................   430,205    4,973,533

                                     1617

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
SINGAPORE -- (Continued)
    Frasers Centrepoint, Ltd.............................   251,800 $   284,967
    Golden Agri-Resources, Ltd........................... 2,177,700     586,629
    Hutchison Port Holdings Trust........................ 6,111,000   2,907,632
    Keppel Corp., Ltd.................................... 1,598,800   6,326,484
    Olam International, Ltd..............................   279,500     397,861
    SembCorp Industries, Ltd.............................   551,600   1,152,879
    Singapore Airlines, Ltd..............................   496,600   4,070,512
    United Industrial Corp., Ltd.........................   361,770     737,642
    UOL Group, Ltd.......................................   195,707     844,384
    Wilmar International, Ltd............................   406,900     944,037
                                                                    -----------
TOTAL SINGAPORE..........................................            27,584,718
                                                                    -----------
SPAIN -- (2.4%)
    Acciona SA...........................................     2,433     179,584
    Banco de Sabadell SA................................. 3,520,918   4,814,770
    Banco Popular Espanol SA.............................     4,040       5,659
    Banco Santander SA................................... 9,975,320  42,348,085
    Banco Santander SA Sponsored ADR.....................     2,050       8,692
    CaixaBank SA.........................................   215,183     540,321
    Iberdrola SA(B288C92)................................ 1,528,632  10,503,123
*   Iberdrola SA(BD3JCF3)................................    37,657     258,708
    Mapfre SA............................................    69,855     170,960
    Repsol SA............................................   753,873   9,549,011
                                                                    -----------
TOTAL SPAIN..............................................            68,378,913
                                                                    -----------
SWEDEN -- (2.6%)
    Boliden AB...........................................   333,548   7,341,424
    ICA Gruppen AB.......................................    11,896     398,019
    Meda AB Class A......................................   112,336   2,095,215
    Millicom International Cellular SA...................     9,264     494,641
    Nordea Bank AB....................................... 1,175,825  10,476,208
    Skandinaviska Enskilda Banken AB Class A.............   827,863   7,258,762
    Skandinaviska Enskilda Banken AB Class C.............     6,988      65,019
    Svenska Cellulosa AB SCA Class A.....................     4,705     139,482
    Svenska Cellulosa AB SCA Class B.....................   432,952  12,871,089
    Svenska Handelsbanken AB Class A.....................   303,901   3,653,809
    Swedbank AB Class A..................................   247,574   5,197,727
    Tele2 AB Class B.....................................   186,649   1,576,891
    Telefonaktiebolaget LM Ericsson Class B.............. 1,958,831  14,607,752
    Telia Co AB.......................................... 1,720,529   7,851,056
                                                                    -----------
TOTAL SWEDEN.............................................            74,027,094
                                                                    -----------
SWITZERLAND -- (8.0%)
    ABB, Ltd............................................. 1,795,508  38,140,327
    Adecco Group AG......................................   186,400  10,230,744
    Baloise Holding AG...................................    39,019   4,391,831
    Banque Cantonale Vaudoise............................        71      48,061
    Cie Financiere Richemont SA..........................   432,894  26,316,481
    Clariant AG..........................................   361,999   6,296,652
    Credit Suisse Group AG...............................   435,558   5,008,795
    Credit Suisse Group AG Sponsored ADR.................    68,468     791,493
*   Dufry AG.............................................    19,605   2,255,978

                                     1618

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
SWITZERLAND -- (Continued)
    Flughafen Zuerich AG.............................      3,039 $      569,691
    Helvetia Holding AG..............................        500        251,089
    Julius Baer Group, Ltd...........................     50,558      2,073,081
    LafargeHolcim, Ltd.(7110753).....................    108,112      5,140,822
    LafargeHolcim, Ltd.(BZ3DNX4).....................    116,138      5,543,941
    Novartis AG......................................    374,729     31,081,199
    Swatch Group AG (The)(7184736)...................     37,913      1,935,415
#   Swatch Group AG (The)(7184725)...................     39,176     10,257,995
    Swiss Life Holding AG............................     24,864      5,671,717
    Swiss Re AG......................................    347,731     29,149,075
    UBS Group AG(BRJL176)............................  1,169,374     16,075,514
*   UBS Group AG(H42097107)..........................    174,186      2,400,283
    Zurich Insurance Group AG........................    111,445     26,757,157
                                                                 --------------
TOTAL SWITZERLAND....................................               230,387,341
                                                                 --------------
UNITED KINGDOM -- (18.2%)
    Anglo American P.L.C.............................    933,137     10,219,861
    Antofagasta P.L.C................................    335,441      2,220,212
    Aviva P.L.C......................................    303,531      1,563,044
    Aviva P.L.C. Sponsored ADR.......................     26,100        269,874
    Barclays P.L.C...................................    357,809        729,558
    Barclays P.L.C. Sponsored ADR....................  1,063,472      8,763,009
    Barratt Developments P.L.C.......................    172,399        998,276
    BHP Billiton P.L.C. ADR..........................    115,552      2,953,509
    BP P.L.C. Sponsored ADR..........................  3,390,901    116,647,003
    Carnival P.L.C...................................     29,025      1,396,112
    Carnival P.L.C. ADR..............................     65,355      3,155,993
    Glencore P.L.C................................... 10,044,505     24,791,033
    HSBC Holdings P.L.C..............................  2,913,787     19,098,977
    HSBC Holdings P.L.C. Sponsored ADR...............  1,543,265     50,541,929
    Investec P.L.C...................................     85,127        506,698
    J Sainsbury P.L.C................................  2,059,461      6,111,549
    Kingfisher P.L.C.................................  2,177,337      9,668,847
    Lloyds Banking Group P.L.C.......................  4,794,097      3,371,922
#   Lloyds Banking Group P.L.C. ADR..................    308,071        881,083
    Old Mutual P.L.C.................................  1,450,456      4,036,285
    Pearson P.L.C....................................    319,329      3,730,830
    Pearson P.L.C. Sponsored ADR.....................     92,297      1,078,952
*   Royal Bank of Scotland Group P.L.C...............     51,694        131,572
*   Royal Bank of Scotland Group P.L.C. Sponsored
      ADR............................................    450,439      2,297,239
    Royal Dutch Shell P.L.C. Class A.................    302,666      7,814,897
    Royal Dutch Shell P.L.C. Sponsored ADR,
      Class A........................................  1,242,099     64,328,294
#   Royal Dutch Shell P.L.C. Sponsored ADR,
      Class B........................................  1,146,218     62,136,478
    Royal Mail P.L.C.................................    267,770      1,805,614
    Standard Chartered P.L.C.........................  1,346,567     10,767,311
    Vodafone Group P.L.C............................. 24,834,340     75,443,771
    Vodafone Group P.L.C. Sponsored ADR..............    741,273     22,905,324
    WM Morrison Supermarkets P.L.C...................  1,731,834      4,255,954
                                                                 --------------
TOTAL UNITED KINGDOM.................................               524,621,010
                                                                 --------------
TOTAL COMMON STOCKS..................................             2,787,802,577
                                                                 --------------


                                     1619

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                        SHARES      VALUE++
                                                       --------- --------------
PREFERRED STOCKS -- (0.9%)

GERMANY -- (0.9%)
      Bayerische Motoren Werke AG.....................    33,249 $    2,409,855
      Porsche Automobil Holding SE....................    67,863      3,548,845
      Volkswagen AG...................................   154,664     21,760,183
                                                                 --------------
TOTAL GERMANY.........................................               27,718,883
                                                                 --------------
TOTAL PREFERRED STOCKS................................               27,718,883
                                                                 --------------
TOTAL INVESTMENT SECURITIES...........................            2,815,521,460
                                                                 --------------

                                                                    VALUE+
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (2.1%)
(S)@  DFA Short Term Investment Fund.................. 5,139,741     59,466,806
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,064,539,941)^^.............................           $2,874,988,266
                                                                 ==============

                                     1620

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                               LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                             ------------ -------------- ------- --------------
Common Stocks
   Australia................ $ 18,210,864 $  168,522,475   --    $  186,733,339
   Austria..................           --      2,811,201   --         2,811,201
   Belgium..................           --     38,710,973   --        38,710,973
   Canada...................  234,912,678             --   --       234,912,678
   Denmark..................           --     53,163,875   --        53,163,875
   Finland..................           --     22,599,725   --        22,599,725
   France...................    7,629,044    248,226,700   --       256,037,970
   Germany..................   14,624,397    192,030,065   --       206,654,462
   Hong Kong................           --     79,990,828   --        79,990,828
   Ireland..................    3,198,271      4,195,915   --         7,394,186
   Israel...................    1,582,904     10,776,213   --        12,359,117
   Italy....................      831,578     23,739,297   --        24,570,875
   Japan....................   13,164,061    605,026,853   --       618,190,914
   Netherlands..............   27,669,933     65,796,823   --        93,284,530
   New Zealand..............           --      4,649,364   --         4,649,364
   Norway...................    2,881,762     16,467,060   --        19,348,822
   Portugal.................           --      1,390,642   --         1,390,642
   Singapore................           --     27,584,718   --        27,584,718
   Spain....................        8,692     68,370,221   --        68,378,913
   Sweden...................           --     74,027,094   --        74,027,094
   Switzerland..............    3,191,776    227,195,565   --       230,387,341
   United
     Kingdom................  335,958,687    188,662,323   --       524,621,010
Preferred Stocks
   Germany..................           --     27,718,883   --        27,718,883
Securities Lending
  Collateral................           --     59,466,806   --        59,466,806
Futures
  Contracts**...............      637,345             --   --           637,345
                             ------------ --------------   --    --------------
TOTAL....................... $664,501,992 $2,211,123,619   --    $2,875,625,611
                             ============ ==============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                                     1621

                   T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                             SHARES   VALUE++
                                                             ------- ----------
COMMON STOCKS -- (97.1%)

AUSTRALIA -- (5.0%)
    Acrux, Ltd..............................................  19,585 $   10,933
    Adacel Technologies, Ltd................................  17,466     42,274
    Adelaide Brighton, Ltd.................................. 170,983    768,414
    AGL Energy, Ltd.........................................  33,912    530,919
    Ainsworth Game Technology, Ltd..........................  40,248     63,859
    ALS, Ltd................................................ 116,513    452,350
    Altium, Ltd.............................................   4,668     26,030
    Alumina, Ltd............................................ 880,180    889,934
    Alumina, Ltd. Sponsored ADR.............................  14,400     57,600
    AMA Group, Ltd..........................................  49,451     34,812
    Amcor, Ltd.............................................. 147,315  1,683,539
    AMP, Ltd................................................ 635,522  2,811,762
    Ansell, Ltd.............................................  37,002    545,200
    AP Eagers, Ltd..........................................  15,769    145,188
    APA Group............................................... 108,072    799,221
*   APN News & Media, Ltd...................................  83,243    260,686
    ARB Corp., Ltd..........................................  11,535    159,265
    Aristocrat Leisure, Ltd.................................  82,577  1,002,231
*   Arrium, Ltd............................................. 983,356     16,441
    Asaleo Care, Ltd........................................  54,889     56,781
    Asciano, Ltd............................................ 206,634  1,436,838
*   ASG Group, Ltd..........................................  64,798     48,042
    ASX, Ltd................................................  12,044    455,508
    AUB Group, Ltd..........................................   7,864     61,000
    Aurizon Holdings, Ltd................................... 423,734  1,676,786
*   Ausdrill, Ltd...........................................  76,045     57,754
    AusNet Services......................................... 306,607    412,564
    Austal, Ltd.............................................  43,318     38,228
    Australia & New Zealand Banking Group, Ltd.............. 218,548  4,299,813
*   Australian Agricultural Co., Ltd........................ 148,639    229,581
    Australian Pharmaceutical Industries, Ltd............... 112,013    163,668
    Auswide Bank, Ltd.......................................   1,410      5,428
    Automotive Holdings Group, Ltd..........................  86,438    283,309
    Aveo Group..............................................  71,930    191,296
    AVJennings, Ltd.........................................   8,932      4,299
*   AWE, Ltd................................................ 272,850    187,277
    Bank of Queensland, Ltd................................. 136,351  1,096,938
    Bapcor, Ltd.............................................  14,784     64,395
    Beach Energy, Ltd....................................... 678,423    293,306
*   Beadell Resources, Ltd.................................. 320,143    127,180
    Bega Cheese, Ltd........................................  15,864     74,819
    Bellamy's Australia, Ltd................................  10,219     91,781
    Bendigo & Adelaide Bank, Ltd............................ 172,261  1,331,058
    BHP Billiton, Ltd....................................... 328,023  4,862,015
    BHP Billiton, Ltd. Sponsored ADR........................  44,166  1,311,289
*   Billabong International, Ltd............................  38,785     45,959
    Blackmores, Ltd.........................................   2,266    270,711
    BlueScope Steel, Ltd.................................... 224,573  1,448,787
    Boral, Ltd.............................................. 282,192  1,475,744
*   Bradken, Ltd............................................  54,874     68,947
    Brambles, Ltd...........................................  75,149    768,752

                                     1622

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
AUSTRALIA -- (Continued)
    Breville Group, Ltd.....................................  19,698 $  120,241
    Brickworks, Ltd.........................................  16,274    186,000
    BT Investment Management, Ltd...........................  18,036    123,501
*   Buru Energy, Ltd........................................  92,278     17,310
    Cabcharge Australia, Ltd................................  41,051    123,821
    Caltex Australia, Ltd...................................  22,574    570,875
    Cardno, Ltd.............................................  59,757     26,095
    carsales.com, Ltd.......................................  43,518    420,823
    Cash Converters International, Ltd......................  96,321     32,383
    Cedar Woods Properties, Ltd.............................   7,144     25,101
    Challenger, Ltd......................................... 149,277  1,079,406
    CIMIC Group, Ltd........................................   4,669    103,844
    Cleanaway Waste Management, Ltd......................... 582,104    378,367
    Coca-Cola Amatil, Ltd...................................  71,839    502,551
    Cochlear, Ltd...........................................  10,902  1,101,442
    Collins Foods, Ltd......................................  24,536     78,570
    Commonwealth Bank of Australia..........................  63,713  3,750,568
    Computershare, Ltd......................................  58,836    397,259
    Corporate Travel Management, Ltd........................   8,432    100,248
    Cover-More Group, Ltd...................................  46,116     48,131
    Credit Corp. Group, Ltd.................................  19,040    192,940
    Crown Resorts, Ltd......................................  13,523    134,766
    CSG, Ltd................................................  69,391     82,553
    CSL, Ltd................................................  29,062  2,606,124
    CSR, Ltd................................................ 205,421    601,314
    Data#3, Ltd.............................................   8,941      8,443
    Decmil Group, Ltd.......................................  35,216     21,939
    Domino's Pizza Enterprises, Ltd.........................  11,496    658,618
    Downer EDI, Ltd......................................... 178,145    566,419
    DUET Group.............................................. 219,585    449,508
    DuluxGroup, Ltd.........................................  80,610    407,199
    DWS, Ltd................................................  11,284     11,395
    Eclipx Group, Ltd.......................................  52,172    147,932
*   Elders, Ltd.............................................  17,233     51,158
*   Energy Resources of Australia, Ltd......................  55,774     14,447
*   Energy World Corp., Ltd................................. 154,243     32,797
    EQT Holdings, Ltd.......................................     574      7,476
    ERM Power, Ltd..........................................  37,573     29,172
    Event Hospitality and Entertainment, Ltd................  22,951    258,171
    Evolution Mining, Ltd................................... 353,842    774,362
    Fairfax Media, Ltd...................................... 809,424    646,684
*   Fleetwood Corp., Ltd....................................  11,993     19,215
#   Flight Centre Travel Group, Ltd.........................   9,755    239,063
    Fortescue Metals Group, Ltd............................. 489,173  1,668,388
    G8 Education, Ltd.......................................  87,649    256,236
    Genworth Mortgage Insurance Australia, Ltd..............  36,523     81,700
    GrainCorp, Ltd. Class A.................................  69,247    446,801
*   Grange Resources, Ltd................................... 167,580     15,870
    Greencross, Ltd.........................................  24,393    130,234
    GUD Holdings, Ltd.......................................  12,181     93,128
    GWA Group, Ltd..........................................  82,577    132,270
    Hansen Technologies, Ltd................................  37,799    119,178
    Harvey Norman Holdings, Ltd............................. 140,826    518,076

                                     1623

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
AUSTRALIA -- (Continued)
    Healthscope, Ltd........................................ 196,243 $  441,984
    HFA Holdings, Ltd.......................................  20,779     35,535
*   Hills, Ltd..............................................  49,659      9,238
*   Horizon Oil, Ltd........................................ 251,263      8,631
    Iluka Resources, Ltd....................................  78,056    416,417
*   Imdex, Ltd..............................................  46,977     13,932
    IMF Bentham, Ltd........................................  62,892     74,390
    Incitec Pivot, Ltd...................................... 376,532    824,412
    Independence Group NL................................... 134,761    419,225
    Infomedia, Ltd..........................................  91,828     46,785
    Insurance Australia Group, Ltd.......................... 109,781    504,939
    InvoCare, Ltd...........................................  21,457    239,029
    IOOF Holdings, Ltd......................................  66,292    456,143
    IRESS, Ltd..............................................  25,300    217,495
    iSelect, Ltd............................................  57,728     57,028
    iSentia Group, Ltd......................................  19,797     47,366
    James Hardie Industries P.L.C...........................  43,395    720,017
    James Hardie Industries P.L.C. Sponsored ADR............   6,180    102,650
    JB Hi-Fi, Ltd...........................................  20,325    401,029
*   Karoon Gas Australia, Ltd...............................  33,143     33,729
*   Kingsgate Consolidated, Ltd.............................  46,498     14,488
*   Lynas Corp., Ltd........................................ 714,623     40,842
    MACA, Ltd...............................................  61,847     82,112
*   Macmahon Holdings, Ltd.................................. 196,207     15,656
    Macquarie Atlas Roads Group.............................  64,324    284,818
    Macquarie Group, Ltd....................................  70,545  3,994,065
    Magellan Financial Group, Ltd...........................  21,332    370,963
    MaxiTRANS Industries, Ltd...............................  33,340     11,919
*   Mayne Pharma Group, Ltd................................. 115,327    178,358
    McMillan Shakespeare, Ltd...............................  12,096    129,724
    McPherson's, Ltd........................................   5,740      4,782
    Medibank Pvt, Ltd....................................... 350,542    818,248
*   Medusa Mining, Ltd......................................  80,202     43,852
    Melbourne IT, Ltd.......................................  27,781     36,381
*   Mesoblast, Ltd..........................................  14,846     12,643
    Metals X, Ltd........................................... 105,919    132,403
*   Metcash, Ltd............................................ 356,049    583,647
*   Mincor Resources NL.....................................  43,402     13,100
    Mineral Resources, Ltd..................................  64,549    484,060
    MMA Offshore, Ltd....................................... 133,293     29,940
    Monadelphous Group, Ltd.................................  34,048    273,034
    Monash IVF Group, Ltd...................................  28,801     47,232
    Mortgage Choice, Ltd....................................  27,543     44,091
#   Myer Holdings, Ltd...................................... 347,849    353,585
    National Australia Bank, Ltd............................ 208,492  4,214,901
    Navitas, Ltd............................................  46,502    210,003
*   NetComm Wireless, Ltd...................................  20,389     45,010
    New Hope Corp., Ltd.....................................  32,366     39,386
*   Newcrest Mining, Ltd.................................... 121,600  2,368,348
    nib holdings, Ltd.......................................  88,252    310,581
    Nine Entertainment Co. Holdings, Ltd.................... 201,170    167,775
    Northern Star Resources, Ltd............................ 135,385    553,343
    Nufarm, Ltd.............................................  54,958    346,509

                                     1624

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
AUSTRALIA -- (Continued)
    Oil Search, Ltd......................................... 152,464 $  835,474
    Orica, Ltd.............................................. 125,356  1,353,452
    Origin Energy, Ltd...................................... 165,757    698,945
*   Orocobre, Ltd...........................................  29,368     92,839
    Orora, Ltd.............................................. 288,391    631,857
    OZ Minerals, Ltd........................................  92,541    453,088
    OzForex Group, Ltd......................................  23,995     45,542
    Pacific Current Group, Ltd..............................   3,721     13,957
    Pact Group Holdings, Ltd................................  24,166    104,793
*   Paladin Energy, Ltd..................................... 836,713    124,964
*   Panoramic Resources, Ltd................................  75,563     14,392
    Patties Foods, Ltd......................................   1,438      1,854
    Peet, Ltd...............................................  33,433     24,281
    Perpetual, Ltd..........................................   9,233    319,674
*   Perseus Mining, Ltd..................................... 276,533    136,825
    Platinum Asset Management, Ltd..........................  45,122    207,905
    PMP, Ltd................................................  73,062     32,465
    Premier Investments, Ltd................................  33,580    414,216
    Primary Health Care, Ltd................................ 190,417    592,400
*   Prime AET&D Holdings No.1, Ltd..........................       4         --
    Prime Media Group, Ltd..................................  58,679     13,659
    Programmed Maintenance Services, Ltd....................  76,459    120,094
    Qantas Airways, Ltd..................................... 334,671    803,523
    QBE Insurance Group, Ltd................................ 128,428  1,071,932
    Qube Holdings, Ltd...................................... 233,082    451,500
    Ramsay Health Care, Ltd.................................   8,906    533,520
    RCG Corp., Ltd..........................................   4,861      6,912
    RCR Tomlinson, Ltd......................................  48,729     75,008
    REA Group, Ltd..........................................   4,246    210,859
    Reckon, Ltd.............................................   7,215      7,992
    Reece, Ltd..............................................     591     17,509
    Regis Healthcare, Ltd...................................  21,982     86,203
    Regis Resources, Ltd....................................  79,059    245,769
    Reject Shop, Ltd. (The).................................  10,302    100,797
*   Resolute Mining, Ltd.................................... 241,826    312,212
    Retail Food Group, Ltd..................................  32,686    143,570
    Ridley Corp., Ltd.......................................  91,167    100,449
    Rio Tinto, Ltd..........................................  69,170  2,639,611
    Ruralco Holdings, Ltd...................................   2,394      6,049
    SAI Global, Ltd.........................................  63,025    170,632
*   Salmat, Ltd.............................................  11,000      4,173
*   Samson Oil & Gas, Ltd. Sponsored ADR....................   1,270        940
    Sandfire Resources NL...................................  64,530    283,401
    Santos, Ltd............................................. 360,050  1,230,823
*   Saracen Mineral Holdings, Ltd........................... 354,155    470,106
    Seek, Ltd...............................................  56,971    724,923
    Select Harvests, Ltd....................................  16,707     96,923
*   Senex Energy, Ltd....................................... 300,848     62,151
    Servcorp, Ltd...........................................   9,992     51,534
    Seven Group Holdings, Ltd...............................  28,812    150,494
    Seven West Media, Ltd................................... 435,437    343,741
    SG Fleet Group, Ltd.....................................  11,694     35,734
    Sigma Pharmaceuticals, Ltd.............................. 145,434    143,234

                                     1625

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE++
                                                          ------- ----------
AUSTRALIA -- (Continued)
    Silver Chef, Ltd.....................................   7,279 $   54,999
*   Silver Lake Resources, Ltd........................... 254,382    126,230
    Sims Metal Management, Ltd...........................  67,033    432,031
    Sirtex Medical, Ltd..................................  11,633    278,513
#   Slater & Gordon, Ltd................................. 101,180     31,183
    SMS Management & Technology, Ltd.....................  19,539     27,472
    Sonic Healthcare, Ltd................................  46,422    810,957
*   South32, Ltd......................................... 669,739    944,388
*   South32, Ltd. ADR....................................  47,819    331,147
    Southern Cross Media Group, Ltd...................... 211,419    202,952
    Spark Infrastructure Group........................... 306,231    610,137
*   Specialty Fashion Group, Ltd.........................   8,094      3,444
    Spotless Group Holdings, Ltd.........................  39,105     35,518
*   St Barbara, Ltd......................................  97,768    228,109
    Star Entertainment Grp, Ltd. (The)................... 272,629  1,231,398
    Steadfast Group, Ltd................................. 165,895    266,270
    Suncorp Group, Ltd................................... 120,409  1,229,223
*   Sundance Energy Australia, Ltd....................... 306,898     36,123
    Sunland Group, Ltd...................................  21,844     23,977
    Super Retail Group, Ltd..............................  44,252    330,079
    Sydney Airport.......................................  73,615    423,925
    Tabcorp Holdings, Ltd................................ 283,898  1,056,351
    Tassal Group, Ltd....................................  47,886    150,082
    Tatts Group, Ltd..................................... 385,640  1,210,319
    Technology One, Ltd..................................  52,967    229,470
    Telstra Corp., Ltd................................... 114,821    503,616
    Telstra Corp., Ltd. ADR..............................     600     13,152
*   Ten Network Holdings, Ltd............................  73,201     63,832
    TFS Corp., Ltd....................................... 136,509    169,126
    Thorn Group, Ltd.....................................   5,639      5,701
*   Tiger Resources, Ltd................................. 202,588      6,216
    Tox Free Solutions, Ltd..............................  44,228     88,940
    TPG Telecom, Ltd.....................................  83,028    811,635
    Transurban Group.....................................  96,237    919,507
    Treasury Wine Estates, Ltd........................... 156,226  1,147,537
*   Troy Resources, Ltd.................................. 128,999     51,899
*   UGL, Ltd.............................................  73,461    137,448
    Villa World, Ltd.....................................   8,253     14,933
    Village Roadshow, Ltd................................  16,637     68,110
*   Virgin Australia Holdings, Ltd.(B43DQC7)............. 255,702     46,712
*   Virgin Australia Holdings, Ltd....................... 312,963         --
    Virtus Health, Ltd...................................  14,926     87,636
    Vita Group, Ltd......................................  23,833     87,310
    Vocus Communications, Ltd............................ 112,654    766,073
*   Watpac, Ltd..........................................  32,558     21,052
    Webjet, Ltd..........................................  15,563     90,490
    Wesfarmers, Ltd......................................  41,851  1,368,772
    Western Areas, Ltd...................................  93,639    196,786
    Westpac Banking Corp................................. 208,931  4,943,795
*   Whitehaven Coal, Ltd................................. 221,391    286,174
    Woodside Petroleum, Ltd.............................. 193,020  3,942,897
    Woolworths, Ltd......................................  64,420  1,148,036
    WorleyParsons, Ltd...................................  68,099    389,845

                                     1626

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- ------------
AUSTRALIA -- (Continued)
    WPP AUNZ, Ltd......................................... 136,482 $    130,687
                                                                   ------------
TOTAL AUSTRALIA...........................................          119,803,510
                                                                   ------------
AUSTRIA -- (0.4%)
    Agrana Beteiligungs AG................................     753       83,712
    AMAG Austria Metall AG................................     875       32,299
    Andritz AG............................................  10,750      548,092
    Atrium European Real Estate, Ltd......................  38,404      169,177
    Austria Technologie & Systemtechnik AG................  13,642      161,839
    BUWOG AG..............................................  11,985      290,670
    CA Immobilien Anlagen AG..............................  19,079      358,553
    Conwert Immobilien Invest SE..........................  17,033      280,235
    DO & CO AG............................................     897       70,691
    Erste Group Bank AG...................................  30,864      817,942
    EVN AG................................................   9,495      110,948
    Kapsch TrafficCom AG..................................     655       27,101
    Lenzing AG............................................   3,488      365,657
    Mayr Melnhof Karton AG................................   2,507      274,861
    Oesterreichische Post AG..............................   7,933      276,847
    OMV AG................................................  76,231    2,036,178
    Palfinger AG..........................................   1,362       40,574
    POLYTEC Holding AG....................................   1,501       12,444
    Porr Ag...............................................     865       24,641
*   Raiffeisen Bank International AG......................  42,406      559,537
    RHI AG................................................   6,143      127,510
    Rosenbauer International AG...........................     731       41,690
    S IMMO AG.............................................  10,687      103,348
    Schoeller-Bleckmann Oilfield Equipment AG.............     813       49,991
    Semperit AG Holding...................................   3,249      105,358
    Strabag SE............................................   6,439      201,433
    Telekom Austria AG....................................  26,719      157,198
    UNIQA Insurance Group AG..............................  23,889      147,810
    Verbund AG............................................  13,801      216,125
    Vienna Insurance Group AG Wiener Versicherung
      Gruppe..............................................   6,529      129,477
    Voestalpine AG........................................  33,267    1,173,177
    Wienerberger AG.......................................  26,277      405,375
    Zumtobel Group AG.....................................   4,824       73,212
                                                                   ------------
TOTAL AUSTRIA.............................................            9,473,702
                                                                   ------------
BELGIUM -- (1.1%)
    Ackermans & van Haaren NV.............................   9,241    1,118,552
    Ageas.................................................  45,717    1,536,939
*   AGFA-Gevaert NV.......................................  72,890      262,759
    Anheuser-Busch InBev NV...............................  45,871    5,926,173
    Anheuser-Busch InBev NV Sponsored ADR.................  13,736    1,777,988
    Atenor................................................     165        8,640
    Banque Nationale de Belgique..........................      55      174,608
    Barco NV..............................................   4,218      324,653
    Bekaert SA............................................  16,052      735,626
    bpost SA..............................................  14,517      380,450
*   Celyad SA.............................................   1,215       29,884
    Cie d'Entreprises CFE.................................   2,964      272,930

                                     1627

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
BELGIUM -- (Continued)
*   Cie Immobiliere de Belgique SA.........................     329 $    19,209
    Colruyt SA.............................................  22,901   1,277,459
    D'ieteren SA...........................................   8,358     366,230
    Deceuninck NV..........................................  18,601      43,928
    Econocom Group SA......................................  32,081     420,205
    Elia System Operator SA................................   6,629     353,311
    Euronav NV.............................................  31,723     273,403
    EVS Broadcast Equipment SA.............................   3,420     115,468
    Exmar NV...............................................   7,097      49,876
*   Fagron.................................................   6,599      52,860
*   Galapagos NV...........................................   9,303     508,872
    Ion Beam Applications..................................   6,562     309,336
    Jensen-Group NV........................................     324       9,422
*   KBC Group NV...........................................  18,691     971,586
    Kinepolis Group NV.....................................   7,850     350,606
    Lotus Bakeries.........................................      44      88,537
*   MDxHealth..............................................   5,908      23,960
    Melexis NV.............................................   4,562     299,537
*   Nyrstar NV.............................................  22,238     202,634
    Ontex Group NV.........................................  13,116     473,895
*   Orange Belgium SA......................................  16,120     390,787
    Picanol................................................     274      18,389
    Proximus SADP..........................................  30,745     959,731
    RealDolmen.............................................     455      11,199
    Recticel SA............................................   9,986      51,872
    Resilux................................................     440      70,295
    Roularta Media Group NV................................   1,508      41,493
    Sioen Industries NV....................................   4,172      95,161
    Sipef SA...............................................     867      46,563
    Solvay SA..............................................  23,613   2,451,160
*   Telenet Group Holding NV...............................   8,945     424,230
*   Tessenderlo Chemie NV..................................  15,206     517,278
*   ThromboGenics NV.......................................   2,337       7,939
    UCB SA.................................................  10,236     800,905
    Umicore SA.............................................  23,662   1,369,075
    Van de Velde NV........................................   2,567     187,120
*   Viohalco SA............................................  20,959      31,310
                                                                    -----------
TOTAL BELGIUM..............................................          26,234,043
                                                                    -----------
BRAZIL -- (1.5%)
    AES Tiete Energia SA...................................  43,800     232,346
    Aliansce Shopping Centers SA...........................  50,479     225,586
    Alupar Investimento SA(B8DWT90)........................  18,744      97,061
*   Alupar Investimento SA(BD0M2B1)........................   2,404      12,419
    AMBEV SA...............................................  24,800     143,795
    AMBEV SA ADR........................................... 107,421     620,893
    Arezzo Industria e Comercio SA.........................  17,650     152,418
*   B2W Cia Digital........................................  60,726     243,475
    Banco Alfa de Investimento SA..........................  14,300      23,595
    Banco Bradesco SA......................................  41,749     376,107
    Banco do Brasil SA.....................................  85,084     552,374
    Banco Santander Brasil SA..............................  36,828     231,481
    BB Seguridade Participacoes SA.........................  36,500     339,289

                                     1628

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
BRAZIL -- (Continued)
    BM&FBovespa SA - Bolsa de Valores Mercadorias e
      Futuros............................................ 582,214 $3,427,851
*   BR Malls Participacoes SA............................ 116,610    505,655
*   Brasil Brokers Participacoes SA......................  61,000     43,270
    BrasilAgro - Co. Brasileira de Propriedades
       Agricolas.........................................   3,200     12,564
#   Braskem SA Sponsored ADR.............................  23,556    270,894
    BRF SA...............................................  32,816    549,565
    BRF SA ADR...........................................  12,343    205,881
    CCR SA...............................................  70,662    408,185
*   Centrais Eletricas Brasileiras SA....................  66,200    359,951
    CETIP SA - Mercados Organizados......................  66,833    891,890
    Cia Brasileira de Distribuicao ADR...................   7,747    116,747
    Cia de Saneamento Basico do Estado de Sao Paulo......  23,700    225,130
    Cia de Saneamento Basico do Estado de Sao Paulo
       ADR...............................................  25,800    243,552
    Cia de Saneamento de Minas Gerais-COPASA(B0YBZJ2)....  14,700    149,611
*   Cia de Saneamento de Minas Gerais-COPASA(BZ01Z24)....     781      7,949
    Cia Energetica de Minas Gerais.......................   7,639     21,792
    Cia Hering...........................................  83,599    476,987
    Cia Paranaense de Energia............................   2,400     15,766
*   Cia Siderurgica Nacional SA.......................... 120,100    410,038
#*  Cia Siderurgica Nacional SA Sponsored ADR............ 222,689    754,916
    Cielo SA.............................................  29,787    337,614
*   Cosan Logistica SA...................................  26,680     37,522
    Cosan SA Industria e Comercio........................  50,330    528,540
    CPFL Energia SA......................................  29,300    206,394
    CVC Brasil Operadora e Agencia de Viagens SA.........   7,800     51,962
    Cyrela Brazil Realty SA Empreendimentos e
      Participacoes......................................  95,421    329,901
    Cyrela Commercial Properties SA Empreendimentos e
      Participacoes......................................     300        944
    Direcional Engenharia SA.............................  19,404     38,301
    Duratex SA........................................... 131,185    400,951
*   EcoRodovias Infraestrutura e Logistica SA............  67,520    170,966
    EDP - Energias do Brasil SA..........................  65,752    291,609
    Embraer SA...........................................   8,000     36,590
    Embraer SA Sponsored ADR.............................  26,052    475,970
    Engie Brasil Energia SA..............................  13,700    178,348
    Equatorial Energia SA................................  39,532    677,033
    Estacio Participacoes SA.............................  98,108    534,051
    Eternit SA...........................................  53,144     27,536
    Even Construtora e Incorporadora SA.................. 102,300    145,764
    Ez Tec Empreendimentos e Participacoes SA............  24,159    132,627
    Fibria Celulose SA...................................  19,883    121,356
    Fibria Celulose SA Sponsored ADR.....................  29,555    181,763
    Fleury SA............................................  37,600    362,038
    Gafisa SA............................................  86,400     58,890
    Gafisa SA ADR........................................  54,377     73,953
    Gerdau SA............................................  59,100    100,797
    Gerdau SA Sponsored ADR.............................. 134,698    317,887
    Grendene SA..........................................  26,900    142,614
    Guararapes Confeccoes SA.............................   4,700     99,772
    Helbor Empreendimentos SA............................  52,475     37,871
    Hypermarcas SA.......................................  29,698    251,422
    Iguatemi Empresa de Shopping Centers SA..............  17,900    168,599
*   International Meal Co. Alimentacao SA................  39,600     69,615
    Iochpe Maxion SA.....................................  47,137    251,502

                                     1629

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
BRAZIL -- (Continued)
    Itau Unibanco Holding SA.............................  30,518 $  276,153
    JBS SA............................................... 185,333    623,035
*   JHSF Participacoes SA................................  23,200     13,166
    JSL SA...............................................  23,100     70,175
    Kepler Weber SA......................................   4,800     33,013
    Klabin SA............................................  93,277    488,766
    Kroton Educacional SA................................ 418,720  1,864,766
    Light SA.............................................  26,507    118,948
    Linx SA..............................................  15,300     87,061
    Localiza Rent a Car SA...............................  50,104    622,746
*   Log-in Logistica Intermodal SA.......................   3,100      5,431
    Lojas Americanas SA..................................  34,293    137,917
    Lojas Renner SA...................................... 152,460  1,281,785
*   LPS Brasil Consultoria de Imoveis SA.................   4,600      6,668
    M Dias Branco SA.....................................   9,616    348,470
*   Magnesita Refratarios SA.............................  17,186     86,659
    Mahle-Metal Leve SA..................................   9,900     81,523
*   Marfrig Global Foods SA.............................. 114,300    200,229
*   Marisa Lojas SA......................................  19,360     49,558
*   Mills Estruturas e Servicos de Engenharia SA.........  33,057     58,113
*   Minerva SA...........................................  35,600    105,403
    MRV Engenharia e Participacoes SA.................... 159,837    667,959
    Multiplan Empreendimentos Imobiliarios SA............  14,775    287,854
    Multiplus SA.........................................  11,200    147,737
    Natura Cosmeticos SA.................................  34,047    349,669
    Odontoprev SA........................................  52,600    210,893
    Paranapanema SA......................................  51,280     34,478
*   Petroleo Brasileiro SA............................... 321,106  1,387,458
*   Petroleo Brasileiro SA Sponsored ADR.................  19,287    167,411
    Porto Seguro SA......................................  41,477    359,457
    Portobello SA........................................   9,400      7,538
    QGEP Participacoes SA................................  36,600     68,969
    Qualicorp SA.........................................  87,226    578,386
    Raia Drogasil SA.....................................  35,950    734,877
*   Restoque Comercio e Confeccoes de Roupas SA..........  29,876     37,410
    Rodobens Negocios Imobiliarios SA....................   6,300     14,106
*   Rumo Logistica Operadora Multimodal SA............... 111,916    211,241
    Santos Brasil Participacoes SA.......................  17,850     77,348
    Sao Martinho SA......................................  16,000    262,028
    SLC Agricola SA......................................  34,600    160,067
    Smiles SA............................................   8,000    128,201
    Sonae Sierra Brasil SA...............................   5,937     36,987
    Sul America SA.......................................  85,678    455,553
    Tecnisa SA...........................................  29,500     25,020
    Telefonica Brasil SA ADR.............................  12,260    185,616
    Tim Participacoes SA.................................  72,021    184,584
    Tim Participacoes SA ADR.............................   6,220     80,176
    Totvs SA.............................................  40,182    407,716
    Transmissora Alianca de Energia Eletrica SA..........  51,533    411,641
    Ultrapar Participacoes SA............................   2,500     57,087
    Ultrapar Participacoes SA Sponsored ADR..............  28,612    651,495
*   Usinas Siderurgicas de Minas Gerais SA...............  23,560     61,036
    Vale SA.............................................. 181,082  1,033,191

                                     1630

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
BRAZIL -- (Continued)
    Valid Solucoes e Servicos de Seguranca em Meios de
      Pagamento e Identificacao S.A......................  31,193 $   282,453
    Via Varejo SA........................................  35,500      73,356
    WEG SA...............................................  57,532     270,945
                                                                  -----------
TOTAL BRAZIL.............................................          35,859,263
                                                                  -----------
CANADA -- (6.5%)
*   5N Plus, Inc.........................................  20,100      30,789
    Absolute Software Corp...............................  10,380      63,521
    Acadian Timber Corp..................................     953      13,175
*   Advantage Oil & Gas, Ltd.............................  72,862     460,951
    Aecon Group, Inc.....................................  24,581     327,395
    Ag Growth International, Inc.........................   2,000      63,999
    AGF Management, Ltd. Class B.........................  30,628     119,636
    Agnico Eagle Mines, Ltd.(008474108)..................   2,958     171,978
    Agnico Eagle Mines, Ltd.(2009823)....................  20,045   1,166,512
    Agrium, Inc.(008916108)..............................   9,921     900,430
    Agrium, Inc.(2213538)................................  10,637     965,408
    AGT Food & Ingredients, Inc..........................   7,518     182,357
    Aimia, Inc...........................................  19,730     129,806
*   Air Canada...........................................  10,733      73,902
    AirBoss of America Corp..............................   7,093      76,979
*   Alacer Gold Corp.....................................  97,602     248,929
*   Alamos Gold, Inc. Class A(011532108).................  30,824     287,896
    Alamos Gold, Inc. Class A(BZ3DNP6)...................  66,374     619,690
    Alaris Royalty Corp..................................  10,159     180,904
*   Alexco Resource Corp.................................  33,113      63,150
    Algoma Central Corp..................................   3,600      30,716
    Algonquin Power & Utilities Corp.....................  58,426     546,380
    Alimentation Couche-Tard, Inc. Class B...............  32,955   1,489,935
    AltaGas, Ltd.........................................  33,403     850,905
*   Alterra Power Corp...................................  20,706       9,515
    Altus Group, Ltd.....................................   8,555     154,634
*   Amaya, Inc.(02314M108)...............................  17,085     264,476
*   Amaya, Inc.(BT8J595).................................   2,097      32,459
*   Americas Silver Corp................................. 139,824      42,837
    Andrew Peller, Ltd. Class A..........................   3,700      76,967
    ARC Resources, Ltd...................................  58,865   1,035,598
*   Argonaut Gold, Inc...................................  56,941     156,128
    Atco, Ltd. Class I...................................  10,200     384,438
*   Athabasca Oil Corp................................... 137,160     129,213
*   ATS Automation Tooling Systems, Inc..................  19,657     150,102
*   AuRico Metals, Inc.(05157J108).......................  13,553      11,764
*   AuRico Metals, Inc.(BYR52G5).........................  29,187      25,261
    AutoCanada, Inc......................................   4,011      65,281
#*  Avigilon Corp........................................  10,738     109,136
*   B2Gold Corp.......................................... 329,230   1,031,326
#   Badger Daylighting, Ltd..............................   7,590     119,287
    Bank of Montreal(063671101)..........................   2,730     175,048
    Bank of Montreal(2076009)............................  43,584   2,793,996
    Bank of Nova Scotia (The)(2076281)...................  46,481   2,360,629
    Bank of Nova Scotia (The)(064149107).................  34,264   1,739,583
*   Bankers Petroleum, Ltd............................... 106,109     164,164

                                     1631

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
CANADA -- (Continued)
    Barrick Gold Corp.................................... 108,748 $2,377,231
    Baytex Energy Corp.(07317Q105).......................  22,889    107,121
    Baytex Energy Corp.(B4VGVM3).........................  61,119    286,952
    BCE, Inc.............................................  14,400    689,650
*   Bellatrix Exploration, Ltd.(078314101)...............   8,926      7,659
*   Bellatrix Exploration, Ltd.(B580BW5).................  49,851     42,763
#*  Birchcliff Energy, Ltd...............................  44,243    319,882
    Bird Construction, Inc...............................  11,216    115,712
    Black Diamond Group, Ltd.............................  13,816     53,649
*   BlackBerry, Ltd.(09228F103)..........................  92,995    706,762
*   BlackBerry, Ltd.(BCBHZ31)............................  47,700    361,682
*   BlackPearl Resources, Inc............................  67,251     52,023
*   Bombardier, Inc. Class A.............................  32,690     58,838
*   Bombardier, Inc. Class B............................. 241,100    361,932
    Bonavista Energy Corp................................  70,105    189,001
    Bonterra Energy Corp.................................  10,650    201,882
    Boralex, Inc. Class A................................  11,100    169,605
    Brookfield Asset Management, Inc. Class A............  18,750    647,522
*   BRP, Inc.............................................   6,448    104,697
    CAE, Inc.(124765108).................................   3,000     39,990
    CAE, Inc.(2162760)...................................  26,952    359,594
    Calfrac Well Services, Ltd...........................  38,641     87,898
    Calian Group, Ltd....................................   1,800     32,398
    Callidus Capital Corp................................   1,100     13,910
    Cameco Corp..........................................  32,075    306,588
    Canaccord Genuity Group, Inc.........................  38,015    137,718
*   Canacol Energy, Ltd..................................  51,084    155,328
    Canadian Energy Services & Technology Corp...........  25,217     67,984
    Canadian Imperial Bank of Commerce...................  18,470  1,403,163
    Canadian National Railway Co.(136375102).............   4,838    305,810
    Canadian National Railway Co.(2180632)...............  13,000    824,118
    Canadian Natural Resources, Ltd.(136385101)..........  84,975  2,568,794
    Canadian Natural Resources, Ltd.(2171573)............  41,220  1,248,297
    Canadian Pacific Railway, Ltd........................   9,072  1,359,150
    Canadian Tire Corp., Ltd. Class A....................  12,043  1,265,407
    Canadian Utilities, Ltd. Class A.....................  18,114    557,578
    Canadian Western Bank................................  42,776    826,263
    Canam Group, Inc.....................................  16,666    134,155
    Canexus Corp.........................................  66,064     64,766
*   Canfor Corp..........................................  22,004    261,220
    Canfor Pulp Products, Inc............................  15,606    124,666
    CanWel Building Materials Group, Ltd.................   5,400     25,518
    Canyon Services Group, Inc...........................  29,000    107,502
    Capital Power Corp...................................  18,713    300,979
*   Capstone Mining Corp................................. 149,688     98,596
    Cascades, Inc........................................  30,187    226,116
    CCL Industries, Inc. Class B.........................   5,735  1,026,515
*   Celestica, Inc.......................................  39,289    435,322
    Cenovus Energy, Inc..................................  75,667  1,082,038
    Centerra Gold, Inc...................................  66,598    392,758
*   Cequence Energy, Ltd.................................  42,205     10,990
    Cervus Equipment Corp................................   3,004     25,999
*   CGI Group, Inc. Class A..............................  27,460  1,333,198

                                     1632

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
CANADA -- (Continued)
*   China Gold International Resources Corp., Ltd........  76,524 $  144,766
    CI Financial Corp....................................  13,452    274,985
    Cineplex, Inc........................................   9,995    389,496
    Clearwater Seafoods, Inc.............................   5,700     63,389
    Cogeco Communications, Inc...........................   7,351    361,793
    Cogeco, Inc..........................................   3,326    133,967
*   Colliers International Group, Inc.(194693107)........   3,783    156,162
    Colliers International Group, Inc.(BYL7SB4)..........   2,200     90,821
    Computer Modelling Group, Ltd........................  17,124    129,973
    Constellation Software, Inc..........................   2,091    851,214
*   Continental Gold, Inc................................  17,600     52,032
#*  Copper Mountain Mining Corp..........................  31,221     12,673
    Corby Spirit and Wine, Ltd...........................   1,600     25,122
*   Corridor Resources, Inc..............................  15,700      4,690
    Corus Entertainment, Inc. Class B....................  36,723    362,828
    Cott Corp.(22163N106)................................  19,872    296,689
    Cott Corp.(2228952)..................................  26,799    399,424
    Crescent Point Energy Corp.(22576C101)...............  46,828    685,094
    Crescent Point Energy Corp.(B67C8W8).................  21,400    312,891
*   Crew Energy, Inc.....................................  56,779    240,484
*   Delphi Energy Corp...................................  68,100     49,550
*   Denison Mines Corp................................... 145,885     78,214
*   Descartes Systems Group, Inc. (The)..................   9,700    195,612
*   Detour Gold Corp.....................................  69,263  1,811,082
    DH Corp..............................................  25,498    629,809
    DHX Media, Ltd.(BRF12N3).............................   3,051     16,404
    DHX Media, Ltd.(BRF12P5).............................  15,800     85,919
    DirectCash Payments, Inc.............................   3,427     35,119
    Dollarama, Inc.......................................  13,114    969,652
*   Dominion Diamond Corp.(257287102)....................  16,248    149,319
    Dominion Diamond Corp.(B95LX89)......................  20,000    183,663
    Dorel Industries, Inc. Class B.......................  12,850    370,545
*   Dundee Precious Metals, Inc..........................  44,620    134,306
    E-L Financial Corp., Ltd.............................     184     95,125
    Eldorado Gold Corp.(284902103).......................  22,591     92,397
    Eldorado Gold Corp.(2307873)......................... 155,589    637,538
    Emera, Inc...........................................   5,459    203,534
    Empire Co., Ltd. Class A.............................  26,077    415,426
    Enbridge Income Fund Holdings, Inc...................  25,189    627,000
    Enbridge, Inc.(29250N105)............................   4,298    176,777
    Enbridge, Inc.(2466149)..............................  16,997    699,199
    Encana Corp.(292505104)..............................  72,573    584,213
    Encana Corp.(2793193)................................   4,651     37,403
*   Endeavour Mining Corp................................  18,919    367,622
*   Endeavour Silver Corp................................  32,540    157,510
    Enercare, Inc........................................  28,944    389,940
    Enerflex, Ltd........................................  32,673    285,778
*   Energy Fuels, Inc....................................   4,900     10,883
    Enerplus Corp.(292766102)............................  42,278    252,400
    Enerplus Corp.(B584T89)..............................  22,800    135,859
    Enghouse Systems, Ltd................................   3,722    152,141
    Ensign Energy Services, Inc..........................  44,391    245,134
*   Epsilon Energy, Ltd..................................  14,800     36,216

                                     1633

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
CANADA -- (Continued)
    Equitable Group, Inc.................................   5,200 $  216,061
*   Essential Energy Services Trust......................  38,149     21,037
    Evertz Technologies, Ltd.............................   4,665     63,169
*   exactEarth, Ltd......................................     295        305
    Exchange Income Corp.................................   8,657    223,379
    Exco Technologies, Ltd...............................  14,390    138,869
*   EXFO, Inc............................................      33        111
    Extendicare, Inc.....................................  20,535    129,125
    Fairfax Financial Holdings, Ltd......................   3,077  1,649,700
    Fiera Capital Corp...................................   3,600     35,127
    Finning International, Inc...........................  55,369    897,337
    First Capital Realty, Inc............................  15,000    266,419
#*  First Majestic Silver Corp.(32076V103)...............   9,100    157,794
*   First Majestic Silver Corp.(2833583).................  56,938    987,306
    First National Financial Corp........................   3,400     78,669
    First Quantum Minerals, Ltd.......................... 154,878  1,339,233
*   FirstService Corp.(33767E103)........................   4,683    230,263
    FirstService Corp.(BYL7ZF7)..........................   2,200    108,429
    Fortis, Inc..........................................  13,429    444,839
*   Fortress Paper, Ltd. Class A.........................   1,649      4,938
*   Fortuna Silver Mines, Inc............................  54,140    471,882
    Franco-Nevada Corp...................................   3,505    269,990
    Gamehost, Inc........................................   6,298     47,706
    Genesis Land Development Corp........................  12,700     27,479
    Genworth MI Canada, Inc..............................  13,859    370,132
    George Weston, Ltd...................................  11,061    982,372
    Gibson Energy, Inc...................................  39,531    451,125
    Gildan Activewear, Inc...............................  21,696    636,598
    Glacier Media, Inc...................................   1,400        692
    Gluskin Sheff + Associates, Inc......................   5,675     77,194
    GMP Capital, Inc.....................................   9,669     39,619
    Goldcorp, Inc.(380956409)............................  57,852  1,034,394
    Goldcorp, Inc.(2676302)..............................  17,818    318,381
*   Gran Tierra Energy, Inc.(38500T101)..................     444      1,230
*   Gran Tierra Energy, Inc.(B2PPCS5).................... 124,548    345,317
    Granite Oil Corp.....................................  19,930    109,292
*   Great Canadian Gaming Corp...........................  11,000    156,872
    Great-West Lifeco, Inc...............................  14,700    381,785
*   Heroux-Devtek, Inc...................................   6,091     71,096
    High Liner Foods, Inc................................   9,362    143,551
    HNZ Group, Inc.......................................     700      7,259
    Home Capital Group, Inc..............................  22,100    470,216
    Horizon North Logistics, Inc.........................  56,814     81,806
    HudBay Minerals, Inc.(B05BQ98).......................  37,299    186,495
    HudBay Minerals, Inc.(B05BDX1).......................  58,632    292,340
    Hudson's Bay Co......................................  33,828    425,166
    Husky Energy, Inc....................................  56,420    663,742
*   IAMGOLD Corp.(450913108).............................  35,221    182,093
*   IAMGOLD Corp.(2446646)............................... 125,260    646,615
    IGM Financial, Inc...................................   6,883    191,521
*   IMAX Corp............................................  11,043    348,848
*   Imperial Metals Corp.................................   9,500     55,953
    Imperial Oil, Ltd....................................   9,616    295,115

                                     1634

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
CANADA -- (Continued)
*   Indigo Books & Music, Inc............................   1,800 $   24,126
    Industrial Alliance Insurance & Financial Services,
      Inc................................................  24,374    793,394
    Information Services Corp............................   2,900     36,715
    Innergex Renewable Energy, Inc.......................  23,110    276,828
    Intact Financial Corp................................   7,700    551,942
    Inter Pipeline, Ltd..................................  17,909    374,187
*   Interfor Corp........................................  25,281    279,792
*   Intertain Group, Ltd. (The)..........................   4,700     37,257
    Intertape Polymer Group, Inc.........................  12,470    201,235
*   Ithaca Energy, Inc................................... 162,026    117,891
    Jean Coutu Group PJC, Inc. (The) Class A.............  14,900    215,800
    Just Energy Group, Inc...............................  24,526    152,342
    K-Bro Linen, Inc.....................................   1,229     41,652
*   Kelt Exploration, Ltd................................  10,095     34,485
    Keyera Corp..........................................  18,044    517,971
*   Kinross Gold Corp.(496902404)........................   7,412     38,320
*   Kinross Gold Corp.(B03Z841).......................... 271,884  1,405,596
*   Kirkland Lake Gold, Inc..............................  40,233    343,582
*   Klondex Mines, Ltd...................................  60,363    284,790
    Laurentian Bank of Canada............................  10,480    388,570
    Leon's Furniture, Ltd................................   4,744     56,318
*   Lightstream Resources, Ltd...........................  52,634      4,031
    Linamar Corp.........................................  14,854    589,655
    Liquor Stores N.A., Ltd..............................  12,291     87,171
    Loblaw Cos., Ltd.....................................  15,350    856,211
    Lucara Diamond Corp.................................. 108,914    336,172
*   Lundin Mining Corp................................... 206,384    863,062
    MacDonald Dettwiler & Associates, Ltd................   5,145    337,470
    Magellan Aerospace Corp..............................   6,000     80,374
    Magna International, Inc.............................  50,544  1,947,201
*   Mainstreet Equity Corp...............................   2,943     77,201
    Major Drilling Group International, Inc..............  32,297    184,286
    Mandalay Resources Corp..............................  88,385     76,495
    Manitoba Telecom Services, Inc.......................  11,911    351,861
    Manulife Financial Corp.(2492519)....................  70,641    963,053
    Manulife Financial Corp.(56501R106)..................   5,703     77,732
    Maple Leaf Foods, Inc................................  20,344    463,083
    Martinrea International, Inc.........................  38,841    259,109
*   McCoy Global, Inc....................................     700        965
    Medical Facilities Corp..............................  13,342    220,723
*   MEG Energy Corp......................................  35,941    152,226
*   Mercator Minerals, Ltd...............................  15,420         --
*   Merus Labs International, Inc........................  50,598     67,430
    Methanex Corp.(2654416)..............................  18,500    518,876
    Methanex Corp.(59151K108)............................   1,299     36,398
    Metro, Inc...........................................  59,384  2,159,046
*   Mitel Networks Corp..................................  33,777    247,316
    Morneau Shepell, Inc.................................  16,575    236,124
    MTY Food Group, Inc..................................   2,800     87,540
    Mullen Group, Ltd....................................  32,938    396,068
    National Bank of Canada..............................  58,191  1,992,662
    Nevsun Resources, Ltd.(64156L101)....................  11,137     36,975
    Nevsun Resources, Ltd.(2631486)......................  76,601    253,449

                                     1635

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
CANADA -- (Continued)
    New Flyer Industries, Inc............................  11,365 $  360,801
*   New Gold, Inc........................................ 172,820    897,422
    Newalta Corp.........................................  18,260     33,845
    Norbord, Inc.........................................   4,362    109,924
    North West Co., Inc. (The)...........................   9,620    224,723
    Northern Blizzard Resources, Inc.....................   3,022     10,068
    Northland Power, Inc.................................  21,367    401,434
*   NuVista Energy, Ltd..................................  69,369    336,312
    OceanaGold Corp...................................... 187,198    676,732
    Onex Corp............................................  13,600    844,239
    Open Text Corp.......................................   9,200    560,604
*   Orbite Technologies, Inc.............................  52,000     16,727
    Osisko Gold Royalties, Ltd...........................  17,158    227,868
*   Painted Pony Petroleum, Ltd..........................  41,052    271,343
    Pan American Silver Corp.............................  54,594  1,064,583
*   Paramount Resources, Ltd. Class A....................   3,700     34,856
*   Parex Resources, Inc.................................  31,286    303,359
    Parkland Fuel Corp...................................  17,622    312,719
    Pason Systems, Inc...................................  14,630    195,978
    Pembina Pipeline Corp................................   3,842    112,054
    Pengrowth Energy Corp................................ 204,940    306,080
    Penn West Petroleum, Ltd.(707887105).................  26,052     33,086
    Penn West Petroleum, Ltd.(B63FY34)................... 158,344    200,105
*   Performance Sports Group, Ltd........................   4,400     14,592
    Peyto Exploration & Development Corp.................  21,031    597,595
    PHX Energy Services Corp.............................   8,919     18,922
    Pizza Pizza Royalty Corp.............................   7,474     86,323
    Potash Corp. of Saskatchewan, Inc.(73755L107)........  71,029  1,108,052
    Potash Corp. of Saskatchewan, Inc.(2696980)..........  10,800    168,330
    PrairieSky Royalty, Ltd..............................   1,699     33,065
    Precision Drilling Corp.(74022D308)..................  24,082    102,830
    Precision Drilling Corp.(B5YPLH9).................... 100,961    430,707
    Premium Brands Holdings Corp.........................   4,100    176,887
*   Primero Mining Corp..................................  72,454    164,812
    Pulse Seismic, Inc...................................  22,820     41,597
    Quebecor, Inc. Class B...............................  18,000    554,482
*   Questerre Energy Corp. Class A.......................  32,700      4,884
*   Raging River Exploration, Inc........................   9,266     73,449
*   Redknee Solutions, Inc...............................   9,400     11,879
    Reitmans Canada, Ltd. Class A........................  14,404     48,541
    Restaurant Brands International, Inc.................   4,000    178,976
    Richelieu Hardware, Ltd..............................   8,604    179,507
*   Richmont Mines, Inc..................................   8,700     96,818
    Ritchie Bros Auctioneers, Inc.(767744105)............   4,495    149,234
    Ritchie Bros Auctioneers, Inc.(2345390)..............   7,600    252,043
*   RMP Energy, Inc......................................  82,801     72,296
    Rocky Mountain Dealerships, Inc......................   3,991     21,978
    Rogers Communications, Inc. Class B(775109200).......   4,474    197,617
    Rogers Communications, Inc. Class B(2169051).........   4,600    203,180
    Rogers Sugar, Inc....................................  32,081    152,585
    Royal Bank of Canada(780087102)......................  69,446  4,233,428
    Royal Bank of Canada(2754383)........................  55,774  3,399,879
    Russel Metals, Inc...................................  16,127    291,500

                                     1636

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
CANADA -- (Continued)
*   Sandstorm Gold, Ltd..................................  54,344 $  308,420
    Sandvine Corp........................................  50,600    126,340
    Saputo, Inc..........................................  14,340    430,864
*   Savanna Energy Services Corp.........................  23,865     27,600
    Secure Energy Services, Inc..........................  53,850    323,764
*   SEMAFO, Inc.......................................... 114,114    614,423
*   Seven Generations Energy, Ltd. Class A...............   2,500     52,464
    Shaw Communications, Inc. Class B(82028K200).........  21,978    445,714
    Shaw Communications, Inc. Class B(2801836)...........  10,510    213,154
    ShawCor, Ltd.........................................  14,898    339,802
    Sherritt International Corp.......................... 124,603     82,073
    Sienna Senior Living, Inc............................   6,709     89,871
*   Sierra Wireless, Inc.................................   7,200    127,936
*   Silver Standard Resources, Inc.(82823L106)...........   7,287    101,581
*   Silver Standard Resources, Inc.(2218458).............  22,163    309,272
    Silver Wheaton Corp.(B058ZX6)........................   3,698    103,238
    Silver Wheaton Corp.(828336107)......................  26,657    742,931
    SNC-Lavalin Group, Inc...............................  28,606  1,232,403
*   Solium Capital, Inc..................................   6,223     29,979
*   Spartan Energy Corp..................................  17,900     44,968
    Sprott, Inc..........................................  33,600     63,564
    Stantec, Inc.(85472N109).............................     700     17,822
    Stantec, Inc.(2854238)...............................  16,542    421,009
    Stella-Jones, Inc....................................   4,406    157,086
    Strad Energy Services, Ltd...........................     100        119
    Stuart Olson, Inc....................................   1,740      8,716
    Student Transportation, Inc..........................  38,096    200,452
    Sun Life Financial, Inc.(2566124)....................  15,000    494,237
    Sun Life Financial, Inc.(866796105)..................  22,714    749,108
    Suncor Energy, Inc.(867224107).......................  85,563  2,302,500
    Suncor Energy, Inc.(B3NB1P2)......................... 140,413  3,779,046
*   SunOpta, Inc.(8676EP108).............................  14,894     84,151
*   SunOpta, Inc.(2817510)...............................   4,800     26,984
    Superior Plus Corp...................................  51,129    446,813
    Surge Energy, Inc....................................  87,542    155,553
    Tahoe Resources, Inc.(873868103).....................  53,034    825,215
    Tahoe Resources, Inc.(B5B9KV1).......................  25,669    398,507
*   Taseko Mines, Ltd....................................  52,413     28,903
    Teck Resources, Ltd. Class B(878742204)..............  12,699    202,295
    Teck Resources, Ltd. Class B(2879327)................  42,660    679,933
    TELUS Corp...........................................  24,664    825,313
*   Tembec, Inc..........................................  11,264      8,886
*   Teranga Gold Corp.(B4L8QT1)..........................  13,832     11,721
*   Teranga Gold Corp.(B5TDK82).......................... 158,173    133,260
*   Theratechnologies, Inc...............................  20,997     42,777
*   Thompson Creek Metals Co., Inc.(884768102)...........  11,912      6,611
*   Thompson Creek Metals Co., Inc.(2439806).............  65,347     36,536
    Thomson Reuters Corp.................................  24,281  1,023,014
*   Timmins Gold Corp.................................... 114,447     58,729
    TMX Group, Ltd.......................................   8,470    377,879
    TORC Oil & Gas, Ltd..................................  47,589    257,325
    Toromont Industries, Ltd.............................  13,559    407,087
    Toronto-Dominion Bank (The)(2897222).................  92,478  4,029,467

                                     1637

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
CANADA -- (Continued)
    Toronto-Dominion Bank (The)(891160509)..............       934 $     40,694
    Torstar Corp. Class B...............................    16,400       18,967
    Total Energy Services, Inc..........................    11,297      110,751
*   Tourmaline Oil Corp.................................    52,214    1,337,705
    TransAlta Corp.(89346D107)..........................    33,238      158,878
    TransAlta Corp.(2901628)............................    64,931      309,823
    TransAlta Renewables, Inc...........................    20,315      219,231
    TransCanada Corp....................................    35,211    1,632,653
    Transcontinental, Inc. Class A......................    27,408      394,857
    TransForce, Inc.....................................    33,026      647,291
    TransGlobe Energy Corp.(893662106)..................     1,119        1,824
    TransGlobe Energy Corp.(2470548)....................    21,290       34,569
*   Trican Well Service, Ltd............................    64,080       96,686
*   Trilogy Energy Corp.................................    28,124      121,271
    Trinidad Drilling, Ltd..............................    77,193      136,572
*   Turquoise Hill Resources, Ltd.......................   100,337      357,345
    Uni-Select, Inc.....................................     5,102      124,458
*   Valeant Pharmaceuticals International, Inc..........    16,415      365,602
    Valener, Inc........................................     9,034      156,096
    Veresen, Inc........................................    98,947      837,410
    Vermilion Energy, Inc.(B607XS1).....................     3,800      126,604
    Vermilion Energy, Inc.(923725105)...................     7,102      236,639
    Wajax Corp..........................................     6,684       72,233
*   Waste Connections, Inc.(94106B101)..................     2,190      163,101
    Waste Connections, Inc.(BYQFRK5)....................    11,275      840,076
*   Wesdome Gold Mines, Ltd.............................    35,060       52,094
    West Fraser Timber Co., Ltd.........................    17,554      603,127
    Western Energy Services Corp........................    27,766       66,988
    Western Forest Products, Inc........................   148,625      243,601
    Westshore Terminals Investment Corp.................     8,337      121,449
    Whistler Blackcomb Holdings, Inc....................    12,249      235,101
    Whitecap Resources, Inc.............................   108,964      808,683
    Wi-LAN, Inc.........................................    57,968      105,667
    Winpak, Ltd.........................................     6,400      218,374
    WSP Global, Inc.....................................    13,378      401,038
    Yamana Gold, Inc.(98462Y100)........................     8,700       49,677
    Yamana Gold, Inc.(2219279)..........................   285,394    1,632,822
*   Yellow Pages, Ltd...................................     9,936      143,601
    ZCL Composites, Inc.................................     2,700       18,570
                                                                   ------------
TOTAL CANADA............................................            154,220,993
                                                                   ------------
CHILE -- (0.3%)
    AES Gener SA........................................   182,432       87,809
    Aguas Andinas SA Class A............................   383,805      231,608
    Banco de Chile ADR..................................     1,543      102,527
    Banco de Credito e Inversiones......................     7,310      329,852
    Banco Santander Chile............................... 1,227,899       63,003
    Banco Santander Chile ADR...........................     8,227      169,221
    Banmedica SA........................................    34,214       67,158
    Besalco SA..........................................    67,710       27,409
    CAP SA..............................................    29,455      128,456
    Cencosud SA.........................................   104,576      297,905
    Cia Cervecerias Unidas SA Sponsored ADR.............     8,000      182,960

                                     1638

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CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
CHILE -- (Continued)
*   Cia Sud Americana de Vapores SA......................    193,299 $    3,523
    Colbun SA............................................    556,632    136,801
    Cristalerias de Chile SA.............................      2,000     17,185
    Embotelladora Andina SA Class B ADR..................      4,903    114,632
    Empresa Nacional de Electricidad SA Sponsored ADR....      7,303    199,372
*   Empresa Nacional de Telecomunicaciones SA............     54,890    540,800
*   Empresas AquaChile SA................................     28,692     12,009
    Empresas CMPC SA.....................................     96,475    202,426
    Empresas COPEC SA....................................     17,923    162,625
    Empresas Hites SA....................................     30,027     15,957
*   Empresas La Polar SA.................................     88,819      3,955
    Endesa Americas SA ADR...............................      7,303    102,315
    Enersis Americas SA..................................    368,503     64,728
    Enersis Americas SA Sponsored ADR....................     47,492    412,231
    Enersis Chile SA(BYMLZD6)............................    368,503     42,792
    Enersis Chile SA(29278D105)..........................     47,492    272,604
    Engie Energia Chile SA...............................     99,395    184,791
    Forus SA.............................................     17,454     62,641
    Gas Natural Chile SA.................................      1,627      8,691
    Gasco SA.............................................      1,627      4,175
    Grupo Security SA....................................    147,850     49,490
    Inversiones Aguas Metropolitanas SA..................    200,457    343,531
    Inversiones La Construccion SA.......................      8,703     99,706
    Itau CorpBanca(45033E105)............................      9,675    127,710
    Itau CorpBanca(BYT25P4).............................. 16,198,544    141,040
*   Latam Airlines Group SA..............................     17,661    154,016
*   Latam Airlines Group SA Sponsored ADR................     71,815    628,381
    Masisa SA............................................    586,512     26,430
    Molibdenos y Metales SA..............................      1,797     11,442
*   Multiexport Foods SA.................................     68,000     15,870
    Parque Arauco SA.....................................     95,679    211,921
    PAZ Corp. SA.........................................     30,769     18,048
    Ripley Corp. SA......................................    240,127    151,526
    SACI Falabella.......................................      6,227     45,848
    Salfacorp SA.........................................     51,246     39,140
    Sigdo Koppers SA.....................................     78,916    105,840
    Sociedad Quimica y Minera de Chile SA Sponsored
       ADR...............................................      5,679    140,726
    Socovesa SA..........................................    110,770     26,826
    Sonda SA.............................................    110,638    202,804
    Vina Concha y Toro SA................................    119,248    203,176
    Vina Concha y Toro SA Sponsored ADR..................        800     27,504
                                                                     ----------
TOTAL CHILE..............................................             7,023,136
                                                                     ----------
CHINA -- (4.8%)
    AAC Technologies Holdings, Inc.......................     93,500    873,995
    Agile Group Holdings, Ltd............................    750,749    430,906
    Agricultural Bank of China, Ltd. Class H.............  2,792,000  1,028,450
    Air China, Ltd. Class H..............................    318,000    242,797
    Ajisen China Holdings, Ltd...........................    159,000     68,955
*   Alibaba Health Information Technology, Ltd...........     94,000     65,473
#*  Alibaba Pictures Group, Ltd..........................    650,000    139,465
*   Aluminum Corp. of China, Ltd. ADR....................      4,650     37,479
*   Aluminum Corp. of China, Ltd. Class H................    594,000    192,132

                                     1639

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CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
CHINA -- (Continued)
    AMVIG Holdings, Ltd..................................   130,000 $   45,834
*   Angang Steel Co., Ltd. Class H.......................   310,000    151,991
    Anhui Conch Cement Co., Ltd. Class H.................    93,000    244,691
    Anhui Expressway Co., Ltd. Class H...................   110,000     85,352
#   Anta Sports Products, Ltd............................   176,000    393,346
#*  Anton Oilfield Services Group........................   574,000     54,513
*   Anxin-China Holdings, Ltd............................   816,000      7,594
#   Asia Cement China Holdings Corp......................   143,500     29,200
    Aupu Group Holding Co., Ltd..........................   136,000     44,923
    Ausnutria Dairy Corp., Ltd...........................    41,000     14,479
*   AVIC International Holding HK, Ltd...................   776,000     52,216
    AVIC International Holdings, Ltd. Class H............   110,000     64,836
    AviChina Industry & Technology Co., Ltd. Class H.....   456,000    335,347
    BAIC Motor Corp., Ltd. Class H.......................     4,000      3,638
    Bank of China, Ltd. Class H.......................... 6,209,800  2,563,722
    Bank of Chongqing Co., Ltd. Class H..................   162,000    121,017
    Bank of Communications Co., Ltd. Class H.............   715,695    484,445
#*  Baoxin Auto Group, Ltd...............................    50,881     36,463
    Baoye Group Co., Ltd. Class H........................    87,040     63,230
    BBMG Corp. Class H...................................   393,000    144,297
    Beijing Capital International Airport Co., Ltd.
      Class H............................................   456,000    527,037
    Beijing Capital Land, Ltd. Class H...................   436,000    166,109
    Beijing Enterprises Holdings, Ltd....................   108,500    613,393
#   Beijing Enterprises Water Group, Ltd.................   273,000    166,157
    Beijing Jingneng Clean Energy Co., Ltd. Class H......   200,000     60,492
    Beijing North Star Co., Ltd. Class H.................   358,000    109,903
#*  Beijing Properties Holdings, Ltd.....................   382,000     24,157
    Belle International Holdings, Ltd.................... 1,511,000  1,001,636
    Best Pacific International Holdings, Ltd.............    36,000     24,372
    Besunyen Holdings Co., Ltd...........................   170,000     13,397
#*  Biostime International Holdings, Ltd.................    78,000    253,203
    Bloomage Biotechnology Corp., Ltd....................    15,000     25,106
#   Boer Power Holdings, Ltd.............................   117,000     46,567
#   Bolina Holding Co., Ltd..............................    70,000     17,505
    Bosideng International Holdings, Ltd................. 1,138,000     95,430
    Bracell, Ltd.........................................   194,000     41,788
    Brilliance China Automotive Holdings, Ltd............   216,000    240,486
    Broad Greenstate International Co., Ltd..............   144,000     22,270
#*  Byd Co., Ltd. Class H................................    13,500     85,976
*   BYD Electronic International Co., Ltd................   361,500    275,670
    C C Land Holdings, Ltd...............................   514,883    132,767
*   C.banner International Holdings, Ltd.................    94,000     33,677
    Cabbeen Fashion, Ltd.................................    40,000     12,636
*   Capital Environment Holdings, Ltd....................   640,000     24,831
#*  CAR, Inc.............................................   273,000    279,799
    Carrianna Group Holdings Co., Ltd....................    26,000      2,480
    Central China Real Estate, Ltd.......................   203,696     39,925
    Central China Securities Co., Ltd. Class H...........   242,000    101,898
    Century Sunshine Group Holdings, Ltd................. 1,055,000     42,925
    CGN Power Co., Ltd. Class H..........................   108,000     31,990
    Changshouhua Food Co., Ltd...........................    87,000     38,156
    Chaowei Power Holdings, Ltd..........................   132,000     85,471
*   Chia Tai Enterprises International, Ltd..............    13,460      3,738

                                     1640

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CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
CHINA -- (Continued)
*   Chigo Holding, Ltd...................................  1,272,000 $   13,789
#   China Aerospace International Holdings, Ltd..........    848,000    108,511
#*  China Agri-Industries Holdings, Ltd..................    946,700    330,326
#   China All Access Holdings, Ltd.......................    160,000     50,533
*   China Animal Healthcare, Ltd.........................     47,000      5,907
    China Aoyuan Property Group, Ltd.....................    466,000     98,040
    China BlueChemical, Ltd. Class H.....................    678,000    135,875
    China CITIC Bank Corp., Ltd. Class H.................    826,000    523,573
*   China Coal Energy Co., Ltd. Class H..................    743,000    393,205
    China Communications Construction Co., Ltd.
       Class H...........................................    301,000    329,840
    China Communications Services Corp., Ltd. Class H....    852,000    463,377
    China Conch Venture Holdings, Ltd....................    143,500    275,101
    China Construction Bank Corp. Class H................ 10,006,200  6,729,572
#*  China COSCO Holdings Co., Ltd. Class H...............    539,000    188,690
*   China Datang Corp. Renewable Power Co., Ltd.
       Class H...........................................    559,000     57,729
#*  China Daye Non-Ferrous Metals Mining, Ltd............  3,026,163     45,502
*   China Dredging Environment Protection Holdings,
       Ltd...............................................     44,000      4,268
#*  China Dynamics Holdings, Ltd.........................  1,050,000     38,708
*   China Eastern Airlines Corp., Ltd....................      2,373     66,658
*   China Eastern Airlines Corp., Ltd. Class H...........     82,000     45,994
#   China Electronics Corp. Holdings Co., Ltd............    122,000     29,328
    China Everbright Bank Co., Ltd. Class H..............    269,000    117,235
#   China Everbright International, Ltd..................    276,000    298,903
#   China Evergrande Group...............................  2,598,000  1,641,344
#*  China Fiber Optic Network System Group, Ltd..........    521,599     43,170
    China Financial Services Holdings, Ltd...............    354,000     27,453
#   China Foods, Ltd.....................................    284,000    108,333
    China Galaxy Securities Co., Ltd. Class H............    790,000    685,546
#   China Gas Holdings, Ltd..............................    184,000    291,276
*   China Glass Holdings, Ltd............................    262,000     34,865
    China Harmony New Energy Auto Holding, Ltd...........    145,000     81,618
*   China High Precision Automation Group, Ltd...........    127,000      3,744
    China High Speed Transmission Equipment Group Co.,
      Ltd................................................    404,000    316,141
#   China Hongqiao Group, Ltd............................    529,500    354,222
#   China Huishan Dairy Holdings Co., Ltd................    963,000    378,785
*   China Huiyuan Juice Group, Ltd.......................    303,000    104,775
    China International Marine Containers Group Co.,
      Ltd. Class H.......................................     74,400     85,970
*   China ITS Holdings Co., Ltd..........................    291,000     25,921
    China Jinmao Holdings Group, Ltd.....................  1,562,000    436,268
#   China Lesso Group Holdings, Ltd......................    392,000    222,406
    China Life Insurance Co., Ltd. ADR...................     11,032    124,331
    China Life Insurance Co., Ltd. Class H...............     38,000     86,195
    China Lilang, Ltd....................................    141,000     90,831
    China Longyuan Power Group Corp., Ltd. Class H.......    344,000    276,922
*   China LotSynergy Holdings, Ltd.......................  1,980,000     66,615
#*  China Lumena New Materials Corp......................    752,000         --
    China Machinery Engineering Corp. Class H............    199,000    124,757
    China Medical System Holdings, Ltd...................    133,000    195,925
    China Mengniu Dairy Co., Ltd.........................    166,000    278,095
    China Merchants Bank Co., Ltd. Class H...............    358,201    768,110
    China Merchants Holdings International Co., Ltd......      8,313     24,450
*   China Metal Recycling Holdings, Ltd..................     89,400         --
    China Minsheng Banking Corp., Ltd. Class H...........    672,600    703,216

                                     1641

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CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
CHINA -- (Continued)
    China Mobile, Ltd....................................   152,000 $1,882,295
    China Mobile, Ltd. Sponsored ADR.....................    73,952  4,591,680
#   China Modern Dairy Holdings, Ltd.....................   866,000    114,060
    China National Building Material Co., Ltd. Class H... 1,268,000    584,819
    China National Materials Co., Ltd. Class H...........   644,000    158,368
*   China New Town Development Co., Ltd.................. 1,093,883     38,108
*   China Ocean Resources Co., Ltd.......................    46,612     55,621
*   China Oil & Gas Group, Ltd........................... 2,084,000    153,472
    China Oilfield Services, Ltd. Class H................   372,000    294,364
*   China Overseas Grand Oceans Group, Ltd...............   368,250    105,826
    China Overseas Land & Investment, Ltd................   462,827  1,526,665
    China Overseas Property Holdings, Ltd................   154,275     32,337
    China Pacific Insurance Group Co., Ltd. Class H......    52,800    187,636
    China Petroleum & Chemical Corp. ADR.................    12,059    865,921
    China Petroleum & Chemical Corp. Class H.............   695,400    498,721
    China Pioneer Pharma Holdings, Ltd...................   150,000     35,659
    China Power International Development, Ltd...........   657,000    268,262
#   China Power New Energy Development Co., Ltd..........    96,000     57,437
#*  China Precious Metal Resources Holdings Co., Ltd..... 2,258,000     71,100
*   China Properties Group, Ltd..........................   173,000     37,707
    China Railway Construction Corp., Ltd. Class H.......   297,000    358,064
*   China Railway Group, Ltd. Class H....................   240,000    181,561
*   China Resources and Transportation Group, Ltd........   840,000     11,938
#   China Resources Beer Holdings Co., Ltd...............    50,222     97,384
#   China Resources Cement Holdings, Ltd.................   740,610    269,535
    China Resources Gas Group, Ltd.......................   154,000    452,541
    China Resources Land, Ltd............................   396,444    988,861
    China Resources Power Holdings Co., Ltd..............   200,678    320,718
*   China Ruifeng Renewable Energy Holdings, Ltd.........   300,000     25,927
*   China Sanjiang Fine Chemicals Co., Ltd...............   185,000     40,949
    China SCE Property Holdings, Ltd.....................   488,600    102,800
#*  China Shanshui Cement Group, Ltd.....................   593,000    207,685
#*  China Shengmu Organic Milk, Ltd......................   579,000    114,315
    China Shenhua Energy Co., Ltd. Class H...............   238,116    457,179
    China Shineway Pharmaceutical Group, Ltd.............    77,000     81,423
*   China Shipping Container Lines Co., Ltd. Class H.....   943,000    197,955
    China Shipping Development Co., Ltd. Class H.........   453,752    257,381
#   China Silver Group, Ltd..............................    82,000     19,507
#   China Singyes Solar Technologies Holdings, Ltd.......   249,600    100,785
#   China South City Holdings, Ltd....................... 1,066,000    219,127
    China Southern Airlines Co., Ltd. Class H............   424,000    279,587
    China Southern Airlines Co., Ltd. Sponsored ADR......     3,231    107,075
    China State Construction International Holdings,
       Ltd...............................................   199,600    267,500
    China Suntien Green Energy Corp., Ltd. Class H.......   428,000     49,177
*   China Taifeng Beddings Holdings, Ltd.................    44,000      1,148
*   China Taiping Insurance Holdings Co., Ltd............   387,306    762,036
    China Telecom Corp., Ltd. ADR........................     3,368    167,289
    China Telecom Corp., Ltd. Class H....................   254,000    125,533
#*  China Tian Lun Gas Holdings, Ltd.....................    58,500     44,678
#*  China Traditional Chinese Medicine Holdings Co.,
       Ltd...............................................   406,000    166,110
    China Travel International Investment Hong Kong,
       Ltd...............................................   918,000    261,012
    China Unicom Hong Kong, Ltd..........................   932,000    992,868
    China Unicom Hong Kong, Ltd. ADR.....................    88,795    938,563

                                     1642

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CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
CHINA -- (Continued)
*   China Vanadium Titano - Magnetite Mining Co., Ltd....   296,000 $    9,942
    China Vanke Co., Ltd. Class H........................   174,400    395,443
#   China Water Affairs Group, Ltd.......................   310,000    190,837
    China Yongda Automobiles Services Holdings, Ltd......    66,500     32,610
#*  China Yurun Food Group, Ltd..........................   590,000     86,160
    China ZhengTong Auto Services Holdings, Ltd..........   341,500    139,432
#   China Zhongwang Holdings, Ltd........................   586,000    262,119
*   Chinasoft International, Ltd.........................   266,000    107,385
*   Chinese People Holdings Co., Ltd.....................   452,587      6,693
    Chongqing Machinery & Electric Co., Ltd. Class H.....   499,925     54,848
    Chongqing Rural Commercial Bank Co., Ltd. Class H....   880,000    463,108
*   Chu Kong Petroleum & Natural Gas Steel Pipe
      Holdings, Ltd......................................    49,000      7,406
    Chu Kong Shipping Enterprise Group Co., Ltd..........   180,000     48,368
    CIFI Holdings Group Co., Ltd......................... 1,020,000    266,151
#   CIMC Enric Holdings, Ltd.............................   180,000     71,689
*   CITIC Dameng Holdings, Ltd...........................   361,000     21,515
#*  CITIC Resources Holdings, Ltd........................   994,000    106,793
    CITIC Securities Co., Ltd. Class H...................   185,500    396,305
    CITIC, Ltd........................................... 1,097,000  1,664,653
*   Citychamp Watch & Jewellery Group, Ltd...............   450,000     94,123
    Clear Media, Ltd.....................................    29,000     26,584
    CNOOC, Ltd...........................................   862,000  1,038,910
    CNOOC, Ltd. Sponsored ADR............................    21,163  2,547,814
*   Coastal Greenland, Ltd...............................   123,000      2,974
#*  Cogobuy Group........................................    28,000     41,928
    Colour Life Services Group Co., Ltd..................    26,000     19,218
#   Comba Telecom Systems Holdings, Ltd..................   552,209     89,281
*   Comtec Solar Systems Group, Ltd......................   208,000     13,693
    Concord New Energy Group, Ltd........................ 1,630,000    100,050
    Consun Pharmaceutical Group, Ltd.....................    78,000     38,761
*   Coolpad Group, Ltd................................... 1,267,600    222,940
    COSCO Pacific, Ltd...................................   592,674    612,101
*   Coslight Technology International Group Co., Ltd.....    54,000     24,018
#   Cosmo Lady China Holdings Co., Ltd...................    55,000     21,217
    Country Garden Holdings Co., Ltd..................... 2,179,786    889,338
    CP Pokphand Co., Ltd................................. 2,254,000    262,000
    CPMC Holdings, Ltd...................................   118,000     51,806
    CRRC Corp, Ltd. Class H..............................   247,000    227,265
    CSPC Pharmaceutical Group, Ltd.......................   310,000    268,425
    CSSC Offshore and Marine Engineering Group Co., Ltd.
      Class H............................................    24,000     36,285
    CT Environmental Group, Ltd..........................   376,000    114,564
*   Da Ming International Holdings, Ltd..................    42,000     12,722
*   DaChan Food Asia, Ltd................................   128,000     13,537
    Dah Chong Hong Holdings, Ltd.........................   376,000    185,480
    Dalian Port PDA Co., Ltd. Class H....................   584,200    123,064
*   Daphne International Holdings, Ltd...................   350,000     45,206
    Datang International Power Generation Co., Ltd.
      Class H............................................   316,000     82,104
    Dawnrays Pharmaceutical Holdings, Ltd................    56,000     36,696
#*  DBA Telecommunication Asia Holdings, Ltd.............    72,000        609
#   Digital China Holdings, Ltd..........................   243,000    189,356
    Dongfang Electric Corp., Ltd. Class H................    94,800     75,167
    Dongfeng Motor Group Co., Ltd. Class H...............   616,000    762,773
    Dongyue Group, Ltd...................................   421,000     74,341

                                     1643

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CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
CHINA -- (Continued)
    Dynagreen Environmental Protection Group Co., Ltd.
      Class H............................................    55,000 $   26,113
#*  Dynasty Fine Wines Group, Ltd........................   114,000      3,967
    ENN Energy Holdings, Ltd.............................    98,000    468,022
    EVA Precision Industrial Holdings, Ltd...............   284,000     24,224
    Fantasia Holdings Group Co., Ltd.....................   564,000     77,978
    Far East Horizon, Ltd................................   567,000    447,149
    Fosun International, Ltd.............................   155,892    204,547
    Freetech Road Recycling Technology Holdings, Ltd.....    84,000      9,996
#   Fu Shou Yuan International Group, Ltd................    39,000     26,210
    Fufeng Group, Ltd....................................   432,600    149,802
    Fuguiniao Co., Ltd. Class H..........................    53,000     26,524
    Fullshare Holdings, Ltd.............................. 1,277,500    554,124
    Future Land Development Holdings, Ltd................   572,000     87,908
    GCL-Poly Energy Holdings, Ltd........................ 4,933,000    678,495
    Geely Automobile Holdings, Ltd....................... 2,045,000  1,348,819
*   Glorious Property Holdings, Ltd......................   938,000     86,059
    Goldbond Group Holdings, Ltd.........................   330,000     11,703
#   Golden Eagle Retail Group, Ltd.......................   145,000    162,849
    Goldlion Holdings, Ltd...............................   162,000     63,286
#   Goldpac Group, Ltd...................................    33,000      9,169
#   GOME Electrical Appliances Holding, Ltd.............. 3,410,060    414,495
    Goodbaby International Holdings, Ltd.................   104,000     47,635
    Great Wall Motor Co., Ltd. Class H...................   405,000    422,257
    Greatview Aseptic Packaging Co., Ltd.................   226,000    117,401
#*  Greenland Hong Kong Holdings, Ltd....................   300,000     90,398
#*  Greentown China Holdings, Ltd........................   325,500    236,740
    Guangdong Investment, Ltd............................   280,000    430,288
    Guangdong Yueyun Transportation Co., Ltd. Class H....    64,000     36,048
    Guangshen Railway Co., Ltd. Class H..................    46,000     22,549
    Guangshen Railway Co., Ltd. Sponsored ADR............     6,099    149,060
    Guangzhou Baiyunshan Pharmaceutical Holdings Co.,
      Ltd. Class H.......................................    10,000     24,824
    Guangzhou R&F Properties Co., Ltd. Class H...........   437,200    663,480
*   Guodian Technology & Environment Group Corp., Ltd.
      Class H............................................   236,000     13,583
*   Haichang Ocean Park Holdings, Ltd....................   159,000     32,270
    Haier Electronics Group Co., Ltd.....................   163,000    273,816
    Haitian International Holdings, Ltd..................    95,000    159,488
    Haitong Securities Co., Ltd. Class H.................   247,200    403,561
*   Hanergy Thin Film Power Group, Ltd...................   710,000     19,204
    Harbin Electric Co., Ltd. Class H....................   280,236    129,442
    Hengan International Group Co., Ltd..................    42,000    353,531
#*  Hengdeli Holdings, Ltd............................... 1,021,400    105,582
*   Hi Sun Technology China, Ltd.........................   510,000     84,702
#   Hilong Holding, Ltd..................................   264,000     35,971
    Hisense Kelon Electrical Holdings Co., Ltd.
       Class H...........................................    40,000     23,772
*   HKC Holdings, Ltd....................................   393,477      7,490
#*  HNA Holding Group Co., Ltd........................... 1,383,200     68,751
*   Honghua Group, Ltd...................................   628,000     30,536
    Honworld Group, Ltd..................................    29,500     18,683
#   Hopewell Highway Infrastructure, Ltd.................   186,475     95,533
    Hopson Development Holdings, Ltd.....................   244,000    223,308
#   HOSA International, Ltd..............................   102,000     34,215
#   Hua Han Health Industry Holdings, Ltd................ 1,573,842    144,506
#*  Huabao International Holdings, Ltd...................   773,000    277,726

                                     1644

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
CHINA -- (Continued)
    Huadian Fuxin Energy Corp., Ltd. Class H.............    552,000 $  129,142
    Huadian Power International Corp., Ltd. Class H......    274,000    129,920
    Huaneng Power International, Inc. Class H............     58,000     35,731
    Huaneng Power International, Inc. Sponsored ADR......      3,000     73,770
    Huaneng Renewables Corp., Ltd. Class H...............  1,446,000    464,204
    Huatai Securities Co., Ltd. Class H..................     84,400    172,927
    Huishang Bank Corp., Ltd. Class H....................    137,000     64,717
    Hydoo International Holding, Ltd.....................    146,000     17,519
    Industrial & Commercial Bank of China, Ltd.
       Class H........................................... 10,068,460  5,743,961
#   Intime Retail Group Co., Ltd.........................    248,500    196,143
    Jiangnan Group, Ltd..................................    596,000    104,668
    Jiangsu Expressway Co., Ltd. Class H.................    158,000    223,533
    Jiangxi Copper Co., Ltd. Class H.....................    321,000    368,934
*   Jinchuan Group International Resources Co., Ltd......    352,000     13,185
    Ju Teng International Holdings, Ltd..................    358,000    113,960
*   Kai Yuan Holdings, Ltd...............................  1,980,000     10,981
#*  Kaisa Group Holdings, Ltd............................    530,000     19,982
    Kangda International Environmental Co., Ltd..........    150,000     30,321
*   Kasen International Holdings, Ltd....................    191,000     34,716
    Kingboard Chemical Holdings, Ltd.....................    255,000    550,966
    Kingboard Laminates Holdings, Ltd....................    297,000    189,420
#*  Kingdee International Software Group Co., Ltd........    169,600     53,784
#   Kingsoft Corp., Ltd..................................     12,000     20,481
#   Koradior Holdings, Ltd...............................     16,000     23,519
#   Kunlun Energy Co., Ltd...............................  1,342,000  1,020,593
    KWG Property Holding, Ltd............................    457,900    284,093
*   Labixiaoxin Snacks Group, Ltd........................    200,000     14,456
    Lai Fung Holdings, Ltd...............................  1,378,000     25,435
    Le Saunda Holdings, Ltd..............................    138,600     27,557
    Lee & Man Chemical Co., Ltd..........................     48,300     14,647
    Lee & Man Paper Manufacturing, Ltd...................    230,600    178,320
#   Lee's Pharmaceutical Holdings, Ltd...................      5,000      3,934
#   Lenovo Group, Ltd....................................  1,000,000    648,050
*   Lianhua Supermarket Holdings Co., Ltd. Class H.......    172,400     68,971
#*  Lifetech Scientific Corp.............................    304,000     56,602
    Livzon Pharmaceutical Group, Inc. Class H............        780      3,871
    Logan Property Holdings Co., Ltd.....................    254,000     96,993
    Longfor Properties Co., Ltd..........................    401,500    549,901
    Lonking Holdings, Ltd................................    758,000    112,655
*   Loudong General Nice Resources China Holdings, Ltd...    288,600     17,661
#*  Luye Pharma Group, Ltd...............................    156,500    101,662
*   Maanshan Iron & Steel Co., Ltd. Class H..............    550,000    123,080
    Maoye International Holdings, Ltd....................    445,000     41,962
    Metallurgical Corp. of China, Ltd. Class H...........    135,000     41,236
*   Microport Scientific Corp............................      3,000      1,631
*   MIE Holdings Corp....................................    670,000     61,633
*   Mingfa Group International Co., Ltd..................    589,000    143,484
    Minmetals Land, Ltd..................................    482,000     59,168
    Minth Group, Ltd.....................................     66,000    213,697
#*  MMG, Ltd.............................................    656,000    157,729
    MOBI Development Co., Ltd............................    124,000     15,074
    Nature Home Holding Co., Ltd.........................     29,000      4,865
    New China Life Insurance Co., Ltd. Class H...........     32,700    116,333

                                     1645

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                              SHARES   VALUE++
                                                             --------- --------
CHINA -- (Continued)
    New World Department Store China, Ltd...................   223,000 $ 28,515
    Nexteer Automotive Group, Ltd...........................   112,000  111,086
    Nine Dragons Paper Holdings, Ltd........................   508,000  404,994
#*  North Mining Shares Co., Ltd............................ 6,050,000  136,706
    NVC Lighting Holdings, Ltd..............................   320,000   34,678
*   O-Net Technologies Group, Ltd...........................    52,000   19,815
*   Optics Valley Union Holding Co, Ltd.....................   128,000   13,067
    Overseas Chinese Town Asia Holdings, Ltd................   104,000   34,952
#   Pacific Online, Ltd.....................................   210,000   54,567
    Parkson Retail Group, Ltd...............................   351,500   30,444
#   PAX Global Technology, Ltd..............................   168,000  139,283
    People's Insurance Co. Group of China, Ltd. (The)
       Class H.............................................. 1,043,000  402,948
    PetroChina Co., Ltd. ADR................................     9,000  613,350
    PetroChina Co., Ltd. Class H............................   330,000  226,210
#   Phoenix Healthcare Group Co., Ltd.......................    36,500   54,159
#   Phoenix Satellite Television Holdings, Ltd..............   142,000   31,417
    PICC Property & Casualty Co., Ltd. Class H..............   454,502  708,189
    Ping An Insurance Group Co. of China, Ltd. Class H......   196,500  922,190
#*  Poly Property Group Co., Ltd............................   890,000  240,456
*   Pou Sheng International Holdings, Ltd...................   564,000  161,002
    Powerlong Real Estate Holdings, Ltd.....................   418,000   94,518
#*  Prosperity International Holdings HK, Ltd............... 1,680,000   38,916
#*  PW Medtech Group, Ltd...................................   219,000   56,912
    Qingdao Port International Co., Ltd. Class H............    67,000   30,647
*   Qinqin Foodstuffs Group Cayman Co., Ltd.................     8,400    3,097
*   Qunxing Paper Holdings Co., Ltd.........................   147,174    7,171
*   Real Gold Mining, Ltd...................................    19,000      644
#*  Renhe Commercial Holdings Co., Ltd...................... 6,012,000  153,042
*   REXLot Holdings, Ltd.................................... 3,354,266   58,914
    Road King Infrastructure, Ltd...........................    71,000   58,796
#*  Sany Heavy Equipment International Holdings Co., Ltd....   315,000   51,326
*   Semiconductor Manufacturing International Corp.......... 5,060,000  410,216
*   Semiconductor Manufacturing International Corp. ADR.....    14,593   59,248
    Shandong Chenming Paper Holdings, Ltd. Class H..........   106,000   88,943
    Shandong Weigao Group Medical Polymer Co., Ltd.
       Class H..............................................   284,000  158,794
*   Shanghai Electric Group Co., Ltd. Class H...............   112,000   46,672
    Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H...    18,000   44,260
*   Shanghai Fudan Microelectronics Group Co., Ltd.
       Class H..............................................    46,000   37,256
    Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd.
       Class H..............................................    50,000   45,875
    Shanghai Industrial Holdings, Ltd.......................   189,000  443,271
#   Shanghai Industrial Urban Development Group, Ltd........   660,000  149,196
    Shanghai Jin Jiang International Hotels Group Co., Ltd.
       Class H..............................................   348,000  113,988
    Shanghai Pharmaceuticals Holding Co., Ltd. Class H......   134,500  319,840
    Shanghai Prime Machinery Co., Ltd. Class H..............   322,000   47,420
*   Shanghai Zendai Property, Ltd........................... 1,505,000   27,994
*   Shengli Oil & Gas Pipe Holdings, Ltd....................   262,500   11,016
    Shenguan Holdings Group, Ltd............................   446,000   36,871
    Shenzhen Expressway Co., Ltd. Class H...................   154,000  145,414
#   Shenzhen International Holdings, Ltd....................   317,801  463,065
    Shenzhen Investment, Ltd................................ 1,226,345  500,665
    Shenzhou International Group Holdings, Ltd..............    78,000  411,751
    Shimao Property Holdings, Ltd...........................   588,000  769,953
*   Shougang Concord International Enterprises Co., Ltd..... 1,812,000   52,909

                                     1646

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
CHINA -- (Continued)
#   Shougang Fushan Resources Group, Ltd.................   848,000 $  151,088
#   Shui On Land, Ltd.................................... 1,618,656    437,128
*   Shunfeng International Clean Energy, Ltd.............   532,000     67,506
    Sichuan Expressway Co., Ltd. Class H.................   204,000     70,086
    Sihuan Pharmaceutical Holdings Group, Ltd............ 1,535,000    347,763
*   SIM Technology Group, Ltd............................   400,000     16,561
    Sino Biopharmaceutical, Ltd..........................   875,998    586,873
#*  Sino Oil And Gas Holdings, Ltd....................... 4,585,000    138,580
    Sino-Ocean Land Holdings, Ltd........................ 1,039,832    440,615
#   Sinofert Holdings, Ltd...............................   834,000     99,146
    Sinopec Engineering Group Co., Ltd. Class H..........   361,500    316,221
    Sinopec Kantons Holdings, Ltd........................   238,000    124,021
*   Sinopec Oilfield Service Corp. Class H...............   192,000     35,792
    Sinopec Shanghai Petrochemical Co., Ltd. Sponsored
      ADR................................................     4,550    223,178
    Sinopharm Group Co., Ltd. Class H....................   116,000    563,523
#   Sinosoft Technology Group, Ltd.......................    50,000     27,577
    Sinotrans, Ltd. Class H..............................   492,000    225,771
    Sinotruk Hong Kong, Ltd..............................   254,000    113,559
#   SITC International Holdings Co., Ltd.................   149,000     88,277
    Skyworth Digital Holdings, Ltd.......................   697,888    522,709
#   SOHO China, Ltd......................................   839,500    388,195
*   Sound Global, Ltd....................................    72,000     27,655
#*  Sparkle Roll Group, Ltd..............................   312,000     17,735
    Springland International Holdings, Ltd...............   378,000     46,870
#*  SPT Energy Group, Inc................................   416,000     25,557
*   SRE Group, Ltd....................................... 1,530,285     44,584
#   SSY Group, Ltd.......................................   599,042    187,047
#   Sun Art Retail Group, Ltd............................   385,500    268,105
    Sunac China Holdings, Ltd............................   688,000    433,106
    Sunny Optical Technology Group Co., Ltd..............   109,000    435,145
#*  Superb Summit International Group, Ltd...............   825,000     29,115
    Symphony Holdings, Ltd...............................   320,000     34,297
    TCC International Holdings, Ltd......................   625,000    109,144
    TCL Communication Technology Holdings, Ltd...........   258,000    232,078
#*  TCL Multimedia Technology Holdings, Ltd..............    82,000     44,640
#   Technovator International, Ltd.......................   126,000     53,809
    Tencent Holdings, Ltd................................   150,500  3,635,045
    Tenwow International Holdings, Ltd...................    59,000     16,379
    Texhong Textile Group, Ltd...........................   138,000    184,168
    Tian An China Investment Co., Ltd....................    67,000     36,800
    Tian Shan Development Holdings, Ltd..................    66,000     24,764
    Tiangong International Co., Ltd...................... 1,068,000     80,043
    Tianjin Capital Environmental Protection Group Co.,
      Ltd. Class H.......................................    74,000     34,922
    Tianjin Port Development Holdings, Ltd...............   772,000    114,766
    Tianneng Power International, Ltd....................   236,000    162,766
*   Tianyi Summi Holdings, Ltd...........................   136,000     12,286
#   Tibet Water Resources, Ltd...........................   209,000     69,509
#   Tingyi Cayman Islands Holding Corp...................   412,000    357,421
    Tomson Group, Ltd....................................   109,264     34,953
    Tong Ren Tang Technologies Co., Ltd. Class H.........   109,000    172,017
    Tongda Group Holdings, Ltd...........................   850,000    171,415
    Tonly Electronics Holdings, Ltd......................    31,200     14,196
    Top Spring International Holdings, Ltd...............   107,600     34,864

                                     1647

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
CHINA -- (Continued)
#   Towngas China Co., Ltd..............................   286,000 $    173,985
    TPV Technology, Ltd.................................   422,000       82,370
    Travelsky Technology, Ltd. Class H..................   196,471      377,080
    Trigiant Group, Ltd.................................   360,000       58,565
    Truly International Holdings, Ltd...................   608,000      331,694
    Tsingtao Brewery Co., Ltd. Class H..................    24,000       84,785
#   Uni-President China Holdings, Ltd...................   182,400      140,039
*   United Energy Group, Ltd............................   794,000       30,943
#   Universal Health International Group Holding,
       Ltd..............................................   328,000       17,582
#   V1 Group, Ltd....................................... 1,149,800       58,744
#   Want Want China Holdings, Ltd.......................   422,000      259,136
#   Wasion Group Holdings, Ltd..........................   208,000      118,073
    Weichai Power Co., Ltd. Class H.....................   277,440      333,632
    Welling Holding, Ltd................................   394,400       73,959
#*  West China Cement, Ltd..............................   894,000       84,305
#*  Wuzhou International Holdings, Ltd..................   466,000       46,869
    Xiamen International Port Co., Ltd. Class H.........   394,000       75,883
#*  Xinchen China Power Holdings, Ltd...................    64,000        9,186
    Xingda International Holdings, Ltd..................   414,000      106,452
*   Xinhua Winshare Publishing and Media Co., Ltd.
      Class H...........................................   155,000      165,314
    Xinjiang Goldwind Science & Technology Co., Ltd.
      Class H...........................................    51,400       69,906
*   Xinjiang Xinxin Mining Industry Co., Ltd. Class H...   228,000       24,761
#   Xinyi Solar Holdings, Ltd...........................   370,000      142,054
*   Xiwang Special Steel Co., Ltd.......................   185,000       15,785
    XTEP International Holdings, Ltd....................    91,500       47,168
*   Yanchang Petroleum International, Ltd............... 1,360,000       34,983
    Yanlord Land Group, Ltd.............................    71,000       62,604
    Yanzhou Coal Mining Co., Ltd. Class H...............    56,000       34,573
    Yanzhou Coal Mining Co., Ltd. Sponsored ADR.........    18,500      115,810
    Yida China Holdings, Ltd............................   110,000       43,423
    Yingde Gases Group Co., Ltd.........................   460,500      164,181
    Yip's Chemical Holdings, Ltd........................    96,000       37,077
    Youyuan International Holdings, Ltd.................   155,510       43,945
*   Yuanda China Holdings, Ltd.......................... 1,038,000       31,154
    Yuexiu Property Co., Ltd............................ 2,859,720      369,478
    Yuexiu Transport Infrastructure, Ltd................   138,639       91,635
    Yuzhou Properties Co., Ltd..........................   641,000      189,252
#*  Zall Group, Ltd.....................................   384,000      198,639
    Zhaojin Mining Industry Co., Ltd. Class H...........   185,000      213,957
    Zhejiang Expressway Co., Ltd. Class H...............   192,000      198,844
    Zhengzhou Coal Mining Machinery Group Co., Ltd.
      Class H...........................................    16,600        6,858
*   Zhong An Real Estate, Ltd...........................   146,000       13,182
#   Zhongsheng Group Holdings, Ltd......................   270,000      166,740
    Zhuhai Holdings Investment Group, Ltd...............   196,000       30,416
    Zhuzhou CRRC Times Electric Co., Ltd................    39,000      215,778
    Zijin Mining Group Co., Ltd. Class H................   269,000       98,343
    Zoomlion Heavy Industry Science and Technology Co.,
      Ltd. Class H......................................   388,800      132,206
    ZTE Corp. Class H...................................   151,204      203,918
                                                                   ------------
TOTAL CHINA.............................................            113,208,587
                                                                   ------------
COLOMBIA -- (0.1%)
    Almacenes Exito SA..................................    48,804      222,559
    Banco de Bogota SA..................................     2,339       44,418

                                     1648

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
COLOMBIA -- (Continued)
    Bancolombia SA.......................................  25,569 $  202,386
    Bancolombia SA Sponsored ADR.........................   9,801    334,802
    Celsia SA ESP........................................  52,696     64,626
    Cementos Argos SA....................................  14,282     53,499
*   Cemex Latam Holdings SA..............................  23,258     93,941
    Corp. Financiera Colombiana SA.......................   7,139     89,248
*   Ecopetrol SA......................................... 116,153     49,185
    Ecopetrol SA Sponsored ADR...........................  10,314     88,185
    Empresa de Telecomunicaciones de Bogota..............  40,000      7,818
    Grupo Argos SA.......................................   1,610      9,702
    Grupo Aval Acciones y Valores SA.....................   2,187     16,862
    Grupo de Inversiones Suramericana SA.................   9,338    116,558
    Grupo Nutresa SA.....................................   6,376     52,379
    Interconexion Electrica SA ESP.......................  49,754    147,317
                                                                  ----------
TOTAL COLOMBIA...........................................          1,593,485
                                                                  ----------
CZECH REPUBLIC -- (0.0%)
    CEZ A.S..............................................  13,771    260,635
    Komercni banka A.S...................................   1,590     62,642
    O2 Czech Republic A.S................................   6,416     62,598
    Pegas Nonwovens SA...................................   2,000     66,585
    Philip Morris CR A.S.................................     100     54,535
    Unipetrol A.S........................................  11,278     81,614
                                                                  ----------
TOTAL CZECH REPUBLIC.....................................            588,609
                                                                  ----------
DENMARK -- (1.3%)
    ALK-Abello A.S.......................................   1,220    174,302
    Alm Brand A.S........................................  33,207    224,902
    Ambu A.S. Class B....................................   7,992    339,757
    AP Moeller - Maersk A.S. Class A.....................     262    342,561
    AP Moeller - Maersk A.S. Class B.....................     571    775,708
*   Bang & Olufsen A.S...................................  12,488    137,084
*   Bavarian Nordic A.S..................................   6,528    248,978
    Carlsberg A.S. Class B...............................  10,030    996,110
    Chr Hansen Holding A.S...............................  24,228  1,523,725
    Coloplast A.S. Class B...............................   4,082    319,886
*   D/S Norden A.S.......................................   8,102    121,277
    Danske Bank A.S......................................  32,600    886,560
    DFDS A.S.............................................  11,264    514,838
    DSV A.S..............................................  53,241  2,370,742
    FLSmidth & Co. A.S...................................  19,471    782,937
*   Genmab A.S...........................................   7,583  1,374,865
    GN Store Nord A.S....................................  51,455    971,849
*   H Lundbeck A.S.......................................  13,384    544,054
*   H+H International A.S. Class B.......................   4,996     54,100
    IC Group A.S.........................................   2,723     68,542
    ISS A.S..............................................  29,207  1,126,555
*   Jeudan A.S...........................................     397     43,467
    Jyske Bank A.S.......................................  30,592  1,272,060
    Matas A.S............................................  13,789    243,427
    NKT Holding A.S......................................   9,192    474,556
    Nordjyske Bank A.S...................................   2,948     40,747

                                     1649

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
DENMARK -- (Continued)
    Novo Nordisk A.S. Class B............................  61,513 $ 3,498,016
    Novo Nordisk A.S. Sponsored ADR......................  20,820   1,186,115
    Novozymes A.S. Class B...............................  23,159   1,136,627
    Pandora A.S..........................................  18,262   2,378,645
*   Parken Sport & Entertainment A.S.....................   1,975      19,283
    Per Aarsleff Holding A.S.............................   7,330     171,934
    Ringkjoebing Landbobank A.S..........................   1,291     267,836
    Rockwool International A.S. Class B..................   3,041     575,771
    Royal Unibrew A.S....................................  13,435     617,954
    RTX A.S..............................................   3,831      71,123
*   Santa Fe Group A.S...................................   5,671      51,615
    Schouw & Co..........................................   5,210     302,333
    SimCorp A.S..........................................  12,063     624,684
    Solar A.S. Class B...................................   2,004     102,516
    Spar Nord Bank A.S...................................  19,878     164,388
    Sydbank A.S..........................................  21,250     570,649
    TDC A.S.............................................. 164,308     865,072
*   Tivoli A.S...........................................      80       5,557
*   TK Development A.S...................................   8,577       9,732
*   Topdanmark A.S.......................................  25,711     637,533
    Tryg A.S.............................................  30,060     560,356
    United International Enterprises.....................     503      95,895
    Vestas Wind Systems A.S..............................  10,531     736,231
*   Vestjysk Bank A.S....................................   5,218       6,122
*   William Demant Holding A.S...........................  32,505     663,759
*   Zealand Pharma A.S...................................   3,026      58,987
                                                                  -----------
TOTAL DENMARK............................................          31,352,322
                                                                  -----------
EGYPT -- (0.0%)
    Commercial International Bank Egypt SAE GDR..........  30,188     114,485
*   Global Telecom Holding SAE GDR.......................  18,270      32,368
                                                                  -----------
TOTAL EGYPT..............................................             146,853
                                                                  -----------
FINLAND -- (1.4%)
    Ahlstrom Oyj.........................................   7,221      64,614
    Alma Media Oyj.......................................   3,037      14,354
    Amer Sports Oyj......................................  44,342   1,258,885
    Aspo Oyj.............................................   6,086      46,412
    Atria Oyj............................................   2,101      21,021
*   BasWare Oyj..........................................   1,070      44,538
    Bittium Oyj..........................................  13,678      87,984
    Cargotec Oyj Class B.................................  15,973     716,363
    Caverion Corp........................................  19,094     126,002
    Citycon Oyj.......................................... 103,166     258,084
    Comptel Oyj..........................................  10,166      26,701
    Cramo Oyj............................................  14,158     334,432
    Elisa Oyj............................................  32,593   1,182,491
    F-Secure Oyj.........................................  21,049      68,056
*   Finnair Oyj..........................................  18,798      98,529
    Fiskars Oyj Abp......................................  10,974     222,500
    Fortum Oyj...........................................  39,288     652,654
    HKScan Oyj Class A...................................   9,570      33,917

                                     1650

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
FINLAND -- (Continued)
    Huhtamaki Oyj........................................  38,214 $ 1,679,096
    Kemira Oyj...........................................  42,249     555,681
    Kesko Oyj Class A....................................   6,764     277,873
    Kesko Oyj Class B....................................  26,056   1,161,685
    Kone Oyj Class B.....................................  22,183   1,123,989
    Konecranes Oyj.......................................  13,096     394,775
    Lassila & Tikanoja Oyj...............................  11,538     230,771
    Lemminkainen Oyj.....................................     971      15,413
    Metsa Board Oyj......................................  80,239     469,066
    Metso Oyj............................................  40,396   1,120,946
    Metso Oyj Sponsored ADR..............................     800       5,500
    Munksjo Oyj..........................................   3,996      47,244
    Neste Oyj............................................  50,918   1,932,312
    Nokia Oyj(5902941)................................... 368,602   2,126,648
    Nokia Oyj(5946455)................................... 150,663     865,648
    Nokian Renkaat Oyj...................................  30,884   1,148,111
    Olvi Oyj Class A.....................................   3,955     115,274
    Oriola-KD Oyj Class B................................  34,758     163,265
    Orion Oyj Class A....................................   4,886     198,081
    Orion Oyj Class B....................................  21,344     874,413
*   Outokumpu Oyj........................................  85,207     490,508
#*  Outotec Oyj..........................................  51,665     250,071
    PKC Group Oyj........................................   8,416     155,666
    Ponsse Oy............................................   1,987      58,873
*   Poyry Oyj............................................   5,709      21,909
    Raisio Oyj Class V...................................  50,845     234,141
    Ramirent Oyj.........................................  28,261     239,559
    Revenio Group Oyj....................................     670      19,093
    Sampo Oyj Class A....................................  34,348   1,422,819
    Sanoma Oyj...........................................  46,713     375,044
    SRV Group OYJ........................................   3,551      16,968
*   Stockmann Oyj Abp Class B............................   9,922      66,319
    Stora Enso Oyj Class R............................... 228,200   2,073,079
    Stora Enso Oyj Sponsored ADR.........................   1,800      16,236
*   Talvivaara Mining Co. P.L.C.......................... 136,822         872
    Technopolis Oyj......................................  32,902     141,617
    Tieto Oyj............................................  21,406     616,359
    Tikkurila Oyj........................................  10,157     195,407
    UPM-Kymmene Oyj...................................... 210,965   4,350,623
    UPM-Kymmene Oyj Sponsored ADR........................   1,300      26,790
    Uponor Oyj...........................................  17,236     320,460
    Vaisala Oyj Class A..................................   1,846      66,880
    Valmet Oyj...........................................  32,957     430,589
    Wartsila Oyj Abp.....................................  22,437     974,010
    YIT Oyj..............................................  48,840     331,591
                                                                  -----------
TOTAL FINLAND............................................          32,658,811
                                                                  -----------
FRANCE -- (5.2%)
    Accor SA.............................................  33,917   1,419,907
    Actia Group..........................................   1,316       8,539
    Aeroports de Paris...................................   2,219     236,029
*   Air France-KLM.......................................  36,000     208,815
    Air Liquide SA.......................................   8,915     950,440

                                     1651

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
FRANCE -- (Continued)
    Airbus Group SE......................................  24,049 $1,418,724
    Akka Technologies....................................   2,022     69,307
    Albioma SA...........................................   9,048    155,916
*   Alstom SA............................................  12,568    309,481
    Alten SA.............................................   8,829    612,402
    Altran Technologies SA...............................  40,760    591,780
    April SA.............................................   3,147     39,818
*   Archos...............................................   2,165      3,848
    Arkema SA............................................  26,548  2,267,575
    Assystem.............................................   3,266     89,800
    Atos SE..............................................  21,926  2,149,309
    Aubay................................................     778     20,076
    AXA SA...............................................  92,707  1,886,805
    AXA SA Sponsored ADR.................................   5,414    109,904
    Axway Software SA....................................   1,277     34,963
    Beneteau SA..........................................   3,617     36,311
    BioMerieux...........................................   4,402    608,588
    BNP Paribas SA.......................................  41,716  2,069,292
    Boiron SA............................................   1,642    152,175
    Bollore SA........................................... 161,727    585,560
    Bonduelle SCA........................................   5,636    145,572
#   Bourbon Corp.........................................   5,772     68,244
    Bouygues SA..........................................  42,186  1,249,671
    Bureau Veritas SA....................................  15,901    345,575
    Burelle SA...........................................      45     42,052
    Capgemini SA.........................................  18,385  1,767,232
    Carrefour SA.........................................  96,543  2,418,683
    Casino Guichard Perrachon SA.........................  20,280  1,099,148
*   Cegedim SA...........................................     878     25,645
    Cegid Group SA.......................................   2,254    154,352
#*  CGG SA...............................................   3,375     80,675
#   CGG SA Sponsored ADR.................................     750     17,884
    Chargeurs SA.........................................  13,753    177,397
    Christian Dior SE....................................   3,321    600,648
    Cie de Saint-Gobain..................................  82,244  3,491,440
    Cie des Alpes........................................   1,776     35,228
    Cie Generale des Etablissements Michelin.............  36,347  3,714,946
    CNP Assurances.......................................  44,540    680,497
*   Coface SA............................................  10,468     53,301
    Credit Agricole SA...................................  78,282    693,446
    Danone SA............................................  19,220  1,474,053
    Danone SA Sponsored ADR..............................     600      9,168
    Dassault Systemes....................................   3,682    304,126
    Dassault Systemes Sponsored ADR......................   1,228    101,126
    Derichebourg SA......................................  35,689    116,225
    Devoteam SA..........................................   2,730    137,903
    Edenred..............................................  41,598    943,686
    Eiffage SA...........................................  18,238  1,402,234
    Electricite de France SA.............................  49,853    652,535
    Elior Group..........................................  29,141    636,109
    Elis SA..............................................   1,777     32,092
    Engie SA............................................. 232,710  3,830,304
#*  Eramet...............................................   2,574     90,440

                                     1652

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
FRANCE -- (Continued)
    Essilor International SA............................. 13,237 $1,695,494
*   Esso SA Francaise....................................  1,078     46,783
*   Etablissements Maurel et Prom........................ 64,889    207,792
    Euler Hermes Group...................................  3,547    293,353
    Eurofins Scientific SE...............................  1,562    585,961
    Euronext NV..........................................  8,837    377,655
    Eutelsat Communications SA........................... 37,859    752,896
    Exel Industries Class A..............................    289     24,375
    Faiveley Transport SA................................  1,094    113,174
    Faurecia............................................. 26,226  1,034,373
    Fimalac..............................................      8        882
    Fleury Michon SA.....................................    371     24,483
*   Futuren SA........................................... 18,523     14,513
    Gaztransport Et Technigaz SA.........................  4,500    128,728
    GL Events............................................  3,961     74,907
    Groupe Crit..........................................  1,156     77,549
    Groupe Eurotunnel SE................................. 84,383    876,969
*   Groupe Flo...........................................  1,396      1,342
*   Groupe Fnac SA.......................................  4,272    263,105
    Groupe Gorge.........................................    566     13,650
    Guerbet..............................................  2,049    137,963
    Haulotte Group SA....................................  4,516     70,336
    Havas SA............................................. 33,894    285,403
    Hermes International.................................    651    280,168
*   Hipay Group SA.......................................  2,042     26,726
    Iliad SA.............................................  1,366    265,478
    Imerys SA............................................ 10,713    760,451
    Ingenico Group SA....................................  6,236    683,668
    Interparfums SA......................................  2,371     62,296
    Ipsen SA.............................................  5,548    361,984
    IPSOS................................................ 13,770    453,512
    Jacquet Metal Service................................  5,045     77,551
    JCDecaux SA.......................................... 11,153    381,207
    Kering...............................................  6,960  1,322,737
    Korian SA............................................ 14,095    499,277
    L'Oreal SA...........................................  4,603    874,590
    Lagardere SCA........................................ 37,726    963,757
    Laurent-Perrier......................................    664     52,705
    Le Noble Age.........................................  1,043     35,877
    Lectra...............................................  1,700     28,168
    Legrand SA........................................... 14,410    795,107
    LISI.................................................  6,351    172,568
    LVMH Moet Hennessy Louis Vuitton SE.................. 11,021  1,887,261
    Maisons France Confort SA............................    535     26,359
    Manitou BF SA........................................  2,706     44,007
    Manutan International................................    734     44,852
    Mersen...............................................  5,087     83,663
*   METabolic EXplorer SA................................  4,118      8,475
    Metropole Television SA.............................. 10,628    193,368
    MGI Coutier..........................................  4,240     98,141
    Natixis SA........................................... 68,716    283,352
*   Naturex..............................................  1,883    157,923
    Neopost SA........................................... 14,136    392,524

                                     1653

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
FRANCE -- (Continued)
*   Nexans SA............................................   8,093 $  408,426
    Nexity SA............................................  12,666    673,763
*   Nicox................................................   4,348     46,749
*   NRJ Group............................................   4,409     46,437
    Oeneo SA.............................................   3,830     35,503
*   Onxeo SA.............................................  10,246     35,526
    Orange SA............................................ 252,114  3,869,204
    Orange SA Sponsored ADR..............................  26,020    399,927
    Orpea................................................   7,493    662,193
*   Parrot SA............................................   3,660     56,902
    Pernod Ricard SA.....................................  11,956  1,366,106
*   Peugeot SA........................................... 120,154  1,814,796
*   Pierre & Vacances SA.................................   2,468    117,114
    Plastic Omnium SA....................................  22,695    719,990
    Plastivaloire........................................     503     58,498
    Publicis Groupe SA...................................  12,899    960,529
    Publicis Groupe SA ADR...............................   1,600     29,728
    Rallye SA............................................  10,727    186,462
*   Recylex SA...........................................   5,815     13,720
    Remy Cointreau SA....................................   1,445    126,385
    Renault SA...........................................  29,945  2,618,214
    Rexel SA............................................. 109,864  1,633,879
    Rothschild & Co......................................     473     11,795
    Rubis SCA............................................   8,874    716,193
    Safran SA............................................  13,595    924,136
    Sanofi...............................................  39,874  3,396,199
    Sanofi ADR...........................................  39,660  1,690,706
    Sartorius Stedim Biotech.............................   4,674    331,981
    Savencia SA..........................................   1,129     73,449
    Schneider Electric SE(4834108).......................  30,730  2,004,923
    Schneider Electric SE(B11BPS1).......................   1,444     94,499
    SCOR SE..............................................  48,074  1,404,417
    SEB SA...............................................   6,883    916,520
    Seche Environnement SA...............................     824     28,834
*   Sequana SA...........................................  11,045     21,590
    SES SA...............................................  19,167    420,010
    SFR Group SA.........................................   3,028     71,593
    Societe BIC SA.......................................   3,399    502,371
    Societe Generale SA..................................  59,568  2,030,895
*   Societe Internationale de Plantations d'Heveas SA....     245      8,873
    Sodexo SA............................................   4,695    549,929
#*  Solocal Group........................................   7,072     26,903
    Somfy SA.............................................     158     59,651
    Sopra Steria Group...................................   4,492    527,501
*   Stallergenes Greer P.L.C.............................     398     11,122
*   Ste Industrielle d'Aviation Latecoere SA.............  25,338     92,875
    Stef SA..............................................   1,461    114,332
    STMicroelectronics NV(5962332)....................... 204,953  1,498,695
    STMicroelectronics NV(2430025).......................  37,473    274,302
    Suez.................................................  35,668    578,868
    Sword Group..........................................   1,588     42,331
    Synergie SA..........................................   5,958    197,832
    Tarkett SA...........................................   6,777    218,416

                                     1654

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- ------------
FRANCE -- (Continued)
    Technicolor SA.......................................  47,505 $    298,530
    Technip SA...........................................  38,824    2,176,763
    Teleperformance......................................  19,032    1,770,802
    Television Francaise 1...............................  43,156      417,316
    Tessi SA.............................................      80       12,011
    Thales SA............................................  10,191      928,192
    Total Gabon..........................................      81       11,765
    Total SA............................................. 219,419   10,552,699
    Total SA Sponsored ADR...............................   5,401      259,797
*   Touax SA.............................................      25          278
    Trigano SA...........................................   3,155      186,908
*   Ubisoft Entertainment SA.............................  39,703    1,629,566
    Valeo SA.............................................  38,034    1,951,187
#*  Vallourec SA.........................................  68,786      250,700
*   Valneva SE...........................................  14,422       37,909
    Veolia Environnement SA..............................  39,060      865,684
    Veolia Environnement SA ADR..........................  13,366      294,854
    Vetoquinol SA........................................     532       23,557
    Vicat SA.............................................   5,159      308,126
    VIEL & Cie SA........................................  13,569       56,760
    Vilmorin & Cie SA....................................   1,915      126,884
    Vinci SA.............................................  37,019    2,813,636
*   Virbac SA............................................     896      176,493
    Vivendi SA........................................... 104,333    2,048,653
    Vranken-Pommery Monopole SA..........................     106        2,571
*   Worldline SA.........................................   5,960      178,341
    Zodiac Aerospace.....................................  32,659      735,394
                                                                  ------------
TOTAL FRANCE.............................................          123,883,607
                                                                  ------------
GERMANY -- (5.2%)
    Aareal Bank AG.......................................  26,516      871,218
    Adidas AG............................................  17,702    2,907,940
    Adler Modemaerkte AG.................................   2,793       24,136
*   ADVA Optical Networking SE...........................  17,734      158,896
*   Aixtron SE...........................................  30,814      193,455
    Allgeier SE..........................................   1,637       29,880
    Allianz SE...........................................  19,774    2,833,311
    Allianz SE Sponsored ADR.............................  36,967      527,889
    Amadeus Fire AG......................................     675       51,467
    Aurubis AG...........................................  13,257      688,858
    Axel Springer SE.....................................  12,691      695,562
    BASF SE..............................................  97,349    7,646,917
    BASF SE Sponsored ADR................................   1,000       78,420
    Bauer AG.............................................   4,794       66,258
    Bayer AG.............................................  23,166    2,490,295
    Bayer AG Sponsored ADR...............................     200       21,537
    Bayerische Motoren Werke AG..........................  57,820    4,982,007
    BayWa AG.............................................   6,350      200,906
    Bechtle AG...........................................   3,005      347,805
    Beiersdorf AG........................................   4,330      406,803
    Bertrandt AG.........................................   2,047      223,861
    Bijou Brigitte AG....................................     921       59,343
*   Bilfinger SE.........................................  14,926      454,438

                                     1655

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
GERMANY -- (Continued)
    Biotest AG...........................................   2,019 $   37,401
    Borussia Dortmund GmbH & Co. KGaA....................  33,687    148,764
    BRAAS Monier Building Group SA.......................     592     14,334
    Brenntag AG..........................................  27,624  1,372,250
    CANCOM SE............................................   3,759    194,446
    Carl Zeiss Meditec AG................................   7,097    265,045
    CENIT AG.............................................   4,236     94,710
    CENTROTEC Sustainable AG.............................   4,859     76,675
    Cewe Stiftung & Co. KGAA.............................   2,229    176,265
    Comdirect Bank AG....................................  10,665    110,595
    Commerzbank AG.......................................  84,791    559,693
    CompuGroup Medical SE................................   5,690    245,946
*   Constantin Medien AG.................................   4,831     13,711
    Continental AG.......................................   6,411  1,344,498
    CropEnergies AG......................................   8,062     46,550
    CTS Eventim AG & Co. KGaA............................   9,615    334,718
    Daimler AG........................................... 140,117  9,525,724
*   DEAG Deutsche Entertainment AG.......................   5,236     16,148
    Delticom AG..........................................     285      4,895
*   Deutsche Bank AG.....................................  63,303    850,792
    Deutsche Boerse AG...................................   9,564    803,006
    Deutsche Lufthansa AG................................ 111,916  1,330,309
    Deutsche Post AG.....................................  38,018  1,134,611
    Deutsche Telekom AG.................................. 235,891  4,013,112
    Deutsche Telekom AG Sponsored ADR.................... 104,159  1,763,933
    Deutsche Wohnen AG...................................  43,141  1,615,138
    Deutz AG.............................................  40,350    186,019
*   Dialog Semiconductor P.L.C...........................  17,738    581,657
    DIC Asset AG.........................................  11,813    115,099
    DMG Mori AG..........................................  13,507    644,750
    Dr Hoenle AG.........................................     518     14,336
    Draegerwerk AG & Co. KGaA............................     972     55,434
#   Drillisch AG.........................................   9,662    383,826
    Duerr AG.............................................   9,357    807,063
    E.ON SE.............................................. 503,400  5,398,899
    E.ON SE Sponsored ADR................................   3,600     38,718
    Eckert & Ziegler AG..................................     831     19,689
    Elmos Semiconductor AG...............................   5,277     65,813
    ElringKlinger AG.....................................  10,967    200,016
*   Euromicron AG........................................   1,356     12,812
*   Evotec AG............................................   7,781     35,603
    Fielmann AG..........................................   4,855    375,036
*   First Sensor AG......................................     945     11,659
    Francotyp-Postalia Holding AG Class A................   3,372     14,327
    Fraport AG Frankfurt Airport Services Worldwide......  12,475    682,270
    Freenet AG...........................................  32,223    899,758
    Fresenius Medical Care AG & Co. KGaA.................  20,668  1,887,762
    Fresenius SE & Co. KGaA..............................  58,466  4,367,279
    Fuchs Petrolub SE....................................   4,941    190,089
    GEA Group AG.........................................   5,538    295,696
    Gerresheimer AG......................................  12,028  1,032,647
    Gerry Weber International AG.........................   6,107     74,407
    Gesco AG.............................................     578     45,099

                                     1656

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
GERMANY -- (Continued)
    GFK SE...............................................  3,465 $  132,860
    GFT Technologies SE..................................  4,170     95,605
    Grammer AG...........................................  7,527    362,021
    Grenke AG............................................  1,294    253,273
*   H&R AG...............................................  6,306    105,764
    Hamburger Hafen und Logistik AG...................... 10,530    168,250
    Hannover Rueck SE....................................  4,303    440,130
    HeidelbergCement AG.................................. 13,740  1,163,926
*   Heidelberger Druckmaschinen AG....................... 82,650    237,803
    Hella KGaA Hueck & Co................................  7,179    262,045
    Henkel AG & Co. KGaA.................................  3,035    329,457
    Highlight Communications AG..........................  2,399     14,379
    Hochtief AG..........................................  2,930    384,239
*   HolidayCheck Group AG................................  3,932     10,102
    Hornbach Baumarkt AG.................................    762     21,644
    Hugo Boss AG.........................................  5,937    352,335
    Indus Holding AG.....................................  6,439    319,264
    Infineon Technologies AG............................. 66,375  1,100,363
    Infineon Technologies AG ADR......................... 51,213    852,696
    Init Innovation In Traffic Systems AG................  1,003     17,396
    Isra Vision AG.......................................    823     74,204
    Jenoptik AG.......................................... 15,465    265,199
    K+S AG............................................... 66,235  1,384,445
    KION Group AG........................................ 22,236  1,219,288
*   Kloeckner & Co. SE................................... 38,611    517,672
*   Koenig & Bauer AG....................................  5,554    307,505
#*  Kontron AG........................................... 22,380     65,812
    Krones AG............................................  4,409    441,036
    KSB AG...............................................     38     15,925
*   KUKA AG..............................................  6,263    759,021
    KWS Saat SE..........................................    722    230,446
    Lanxess AG........................................... 30,542  1,443,094
    LEG Immobilien AG.................................... 12,781  1,283,218
    Leifheit AG..........................................    873     56,513
    Leoni AG............................................. 11,807    436,832
    Linde AG............................................. 15,298  2,198,548
*   LPKF Laser & Electronics AG..........................  4,377     33,772
    MAN SE...............................................  2,854    299,261
*   Manz AG..............................................    880     30,609
*   Medigene AG..........................................  2,880     23,587
    Merck KGaA...........................................  6,784    749,197
    Metro AG............................................. 62,485  2,010,352
    MLP AG............................................... 20,134     77,883
    MTU Aero Engines AG.................................. 18,748  1,915,794
    Muenchener Rueckversicherungs-Gesellschaft AG........  8,214  1,369,855
    MVV Energie AG.......................................  1,519     33,613
    Nemetschek SE........................................  4,409    277,558
    Nexus AG.............................................    982     18,581
*   Nordex SE............................................ 13,855    384,790
    Norma Group SE....................................... 12,503    650,156
    OHB SE...............................................  1,700     35,236
    Osram Licht AG....................................... 23,763  1,236,330
    paragon AG...........................................    720     25,811

                                     1657

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
GERMANY -- (Continued)
*   Patrizia Immobilien AG...............................  16,848 $  425,486
    Pfeiffer Vacuum Technology AG........................   2,070    214,124
    PNE Wind AG..........................................  28,442     67,534
    ProSiebenSat.1 Media SE..............................  12,095    554,033
    Puma SE..............................................   1,031    256,958
*   PVA TePla AG.........................................   1,103      3,124
*   QIAGEN NV............................................  34,885    915,761
    QSC AG...............................................  23,437     38,704
    R Stahl AG...........................................     845     29,823
    Rational AG..........................................     800    387,009
    Rheinmetall AG.......................................  13,892    973,299
    RHOEN-KLINIKUM AG....................................  10,845    319,604
    RIB Software AG......................................   3,584     40,120
    RTL Group SA.........................................   2,061    175,713
*   RWE AG............................................... 206,559  3,674,092
    S&T AG...............................................   3,557     31,207
#   SAF-Holland SA.......................................  19,185    231,593
    Salzgitter AG........................................  15,717    490,464
    SAP SE...............................................  11,432  1,000,567
#   SAP SE Sponsored ADR.................................   9,200    803,988
    Schaltbau Holding AG.................................   1,808     86,470
#*  SGL Carbon SE........................................   7,545     91,978
    SHW AG...............................................   2,328     65,122
    Siemens AG...........................................  43,047  4,672,599
    Sixt SE..............................................   5,937    317,707
*   SKW Stahl-Metallurgie Holding AG.....................   1,468      4,766
    SMA Solar Technology AG..............................   4,385    220,982
*   SMT Scharf AG........................................   1,160     14,013
    Software AG..........................................  15,798    637,432
#*  Solarworld AG........................................   4,534     26,367
*   Stabilus SA..........................................     228     11,929
    Stada Arzneimittel AG................................  24,978  1,348,283
    STRATEC Biomedical AG................................     978     56,092
#   Stroeer SE & Co KGaA.................................   4,716    224,201
    Suedzucker AG........................................  33,285    832,915
*   Suess MicroTec AG....................................  10,380     69,731
    Surteco SE...........................................   1,865     42,321
    Symrise AG...........................................  11,992    845,590
    TAG Immobilien AG....................................  33,186    472,461
    Takkt AG.............................................  13,736    329,857
*   Talanx AG............................................  16,922    508,957
    Telefonica Deutschland Holding AG....................  45,545    185,962
    ThyssenKrupp AG......................................   5,941    136,242
    TLG Immobilien AG....................................   7,020    157,166
*   Tom Tailor Holding AG................................   6,657     26,398
    United Internet AG...................................  16,617    735,427
    VERBIO Vereinigte BioEnergie AG......................  11,970     67,716
    Volkswagen AG........................................   4,490    663,951
    Vonovia SE...........................................  21,309    844,848
*   Vossloh AG...........................................   3,269    201,946
    VTG AG...............................................   5,010    141,217
    Wacker Chemie AG.....................................   6,049    563,866
    Wacker Neuson SE.....................................  11,432    204,213

                                     1658

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- ------------
GERMANY -- (Continued)
    Washtec AG...........................................   1,256 $     51,224
*   Wincor Nixdorf AG....................................   7,817      432,545
#   XING AG..............................................     656      131,083
*   Zalando SE...........................................   3,060      116,026
    Zeal Network SE......................................   3,127      123,598
                                                                  ------------
TOTAL GERMANY............................................          123,281,333
                                                                  ------------
GREECE -- (0.1%)
    Aegean Airlines SA...................................   4,941       39,505
*   Alpha Bank AE........................................   2,364        4,768
    Athens Water Supply & Sewage Co. SA (The)............   6,973       44,888
    Bank of Greece.......................................   2,794       29,900
*   Ellaktor SA..........................................  21,206       32,167
    FF Group.............................................   3,954       97,599
*   Fourlis Holdings SA..................................   8,683       34,097
*   Frigoglass SAIC......................................   9,752        1,647
*   GEK Terna Holding Real Estate Construction SA........  10,261       22,395
    Hellenic Exchanges - Athens Stock Exchange SA........  18,545       87,371
*   Hellenic Petroleum SA................................  16,443       70,560
    Hellenic Telecommunications Organization SA..........  24,316      238,831
*   Intralot SA-Integrated Lottery Systems & Services....  32,611       32,885
    JUMBO SA.............................................  22,397      264,947
*   Marfin Investment Group Holdings SA.................. 175,597       23,640
    Metka Industrial - Construction SA...................   9,244       75,745
    Motor Oil Hellas Corinth Refineries SA...............  13,959      163,384
    Mytilineos Holdings SA...............................  18,198       79,938
*   National Bank of Greece SA...........................   2,447          563
    OPAP SA..............................................  17,826      143,075
*   Piraeus Bank SA......................................     575           98
    Piraeus Port Authority SA............................   2,736       40,667
*   Public Power Corp. SA................................  13,423       42,577
    Terna Energy SA......................................   9,557       28,480
    Titan Cement Co. SA..................................  10,553      241,884
                                                                  ------------
TOTAL GREECE.............................................            1,841,611
                                                                  ------------
HONG KONG -- (2.3%)
*   13 Holdings, Ltd. (The)..............................  33,000       12,968
    Agritrade Resources, Ltd............................. 340,000       64,071
    AIA Group, Ltd....................................... 729,000    4,541,079
    Allied Group, Ltd....................................   4,000       20,375
    Allied Properties HK, Ltd............................ 224,000       45,774
    APT Satellite Holdings, Ltd.......................... 161,250      111,002
    Asia Financial Holdings, Ltd.........................  72,000       37,739
    Asia Satellite Telecommunications Holdings, Ltd......  39,000       56,162
#   ASM Pacific Technology, Ltd..........................  56,800      422,819
    Associated International Hotels, Ltd.................  38,000      105,340
#   Bank of East Asia, Ltd. (The)........................ 222,788      922,285
    BEP International Holdings, Ltd...................... 340,000       18,468
*   Bestway International Holdings, Ltd.................. 210,000       29,814
    BOC Hong Kong Holdings, Ltd.......................... 334,500    1,101,340
    Bonjour Holdings, Ltd................................ 737,000       32,358
    Bright Smart Securities & Commodities Group, Ltd..... 322,000       92,056

                                     1659

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
HONG KONG -- (Continued)
    Brightoil Petroleum Holdings, Ltd....................   655,000 $  193,063
*   Brockman Mining, Ltd.................................   896,780     14,024
*   Burwill Holdings, Ltd................................ 1,216,000     34,545
    Cafe de Coral Holdings, Ltd..........................    58,000    195,159
    Cathay Pacific Airways, Ltd..........................   348,000    565,955
    Chen Hsong Holdings..................................    66,000     13,481
    Cheuk Nang Holdings, Ltd.............................    21,211     16,312
    Cheung Kong Infrastructure Holdings, Ltd.............    23,000    203,614
    Cheung Kong Property Holdings, Ltd...................   200,760  1,440,595
    Cheung Wo International Holdings, Ltd................   162,000      5,095
    Chevalier International Holdings, Ltd................    34,349     55,518
*   China Energy Development Holdings, Ltd............... 3,908,000     50,050
*   China Environmental Energy Investment, Ltd........... 1,380,000     18,190
*   China Ever Grand Financial Leasing Group Co., Ltd.... 1,470,000     20,319
    China Flavors & Fragrances Co., Ltd..................    62,000     19,785
    China Metal International Holdings, Inc..............   190,000     58,832
#*  China Public Procurement, Ltd........................ 2,672,000     35,263
#*  China Smarter Energy Group Holdings, Ltd.............    98,000      7,334
*   China Ting Group Holdings, Ltd.......................   358,000     16,639
    Chinese Estates Holdings, Ltd........................     6,500     17,624
    Chow Sang Sang Holdings International, Ltd...........   126,000    247,237
#   Chow Tai Fook Jewellery Group, Ltd...................   277,000    213,905
    Chuang's Consortium International, Ltd...............   432,000     82,535
    CITIC Telecom International Holdings, Ltd............   531,000    200,164
    CK Hutchison Holdings, Ltd...........................   187,760  2,200,722
    CK Life Sciences Int'l Holdings, Inc.................   908,000     82,059
    CLP Holdings, Ltd....................................    44,500    463,774
    Convenience Retail Asia, Ltd.........................    40,000     18,202
*   CP Lotus Corp........................................    80,000      1,522
*   Crocodile Garments...................................   177,000     18,978
#   CW Group Holdings, Ltd...............................   210,000     55,992
    Dah Sing Banking Group, Ltd..........................   175,996    330,099
    Dah Sing Financial Holdings, Ltd.....................    77,500    520,032
    Eagle Nice International Holdings, Ltd...............    42,000     10,242
#   Emperor International Holdings, Ltd..................   613,333    140,094
*   Emperor Watch & Jewellery, Ltd....................... 1,360,000     40,067
#*  Esprit Holdings, Ltd.................................   772,882    620,561
    Fairwood Holdings, Ltd...............................    21,000     98,717
    Far East Consortium International, Ltd...............   664,968    230,845
#   FIH Mobile, Ltd......................................   850,000    289,674
    First Pacific Co., Ltd...............................   810,400    630,277
    First Shanghai Investments, Ltd......................   360,000     56,383
    Fountain SET Holdings, Ltd...........................   320,000     37,593
#   Future Bright Holdings, Ltd..........................   150,000     16,423
    G-Resources Group, Ltd............................... 8,248,800    144,958
    Galaxy Entertainment Group, Ltd......................   196,000    653,430
#*  GCL New Energy Holdings, Ltd......................... 1,156,000     50,078
    Genting Hong Kong, Ltd...............................   281,000     83,284
*   Get Nice Financial Group, Ltd........................    80,525     11,123
#   Get Nice Holdings, Ltd............................... 3,221,000    110,376
#   Giordano International, Ltd..........................   550,000    288,867
*   Global Brands Group Holding, Ltd..................... 2,596,000    228,064
    Glorious Sun Enterprises, Ltd........................   255,000     31,248

                                     1660

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
HONG KONG -- (Continued)
    Gold Peak Industries Holdings, Ltd...................   262,000 $   25,674
    Guangnan Holdings, Ltd...............................    54,000      6,066
#   Guotai Junan International Holdings, Ltd.............   690,000    232,503
    Haitong International Securities Group, Ltd..........   579,703    351,028
    Hang Lung Group, Ltd.................................   208,000    673,990
    Hang Lung Properties, Ltd............................   244,000    528,793
    Hang Seng Bank, Ltd..................................    65,400  1,170,777
    Hanison Construction Holdings, Ltd...................   137,208     22,199
    Hanny Holdings, Ltd.(BYYCZY8)........................   185,000      7,869
    Hanny Holdings, Ltd.(BYYCZY8)........................ 1,480,000     63,169
#   Harbour Centre Development, Ltd......................    21,000     36,859
#   Henderson Land Development Co., Ltd..................   119,131    711,117
    HK Electric Investments & HK Electric Investments,
      Ltd................................................   259,000    248,107
#   HKBN, Ltd............................................    46,500     55,662
    HKR International, Ltd...............................   253,600    110,366
    HKT Trust & HKT, Ltd.................................   523,000    829,819
    Hon Kwok Land Investment Co., Ltd....................    20,000      7,942
    Hong Kong & China Gas Co., Ltd.......................   267,862    498,067
    Hong Kong Aircraft Engineering Co., Ltd..............    14,400     93,913
    Hong Kong Exchanges and Clearing, Ltd................    43,936  1,087,776
    Hongkong & Shanghai Hotels, Ltd. (The)...............    87,307     93,455
    Hopewell Holdings, Ltd...............................   164,000    543,216
#   Hsin Chong Group Holding, Ltd........................   876,000     76,574
    Hutchison Telecommunications Hong Kong Holdings,
       Ltd...............................................   535,000    196,026
    Hysan Development Co., Ltd...........................    76,000    350,475
*   I-CABLE Communications, Ltd..........................   374,000     40,507
*   International Standard Resources Holdings, Ltd.......   660,000      9,448
*   iOne Holdings, Ltd...................................   480,000      9,919
    IPE Group, Ltd.......................................   140,000     30,367
*   IRC, Ltd.............................................   420,533      9,015
    IT, Ltd..............................................   128,000     39,133
    Johnson Electric Holdings, Ltd.......................   138,625    348,836
    K Wah International Holdings, Ltd....................   142,000     71,879
    Kerry Logistics Network, Ltd.........................   181,250    259,389
    Kerry Properties, Ltd................................   240,500    659,549
    Kingmaker Footwear Holdings, Ltd.....................   186,000     46,090
#*  Kingston Financial Group, Ltd........................ 1,169,000    519,279
*   Ko Yo Chemical Group, Ltd............................   688,000      9,884
    Kowloon Development Co., Ltd.........................   152,000    141,696
    L'Occitane International SA..........................    97,750    204,475
    Lai Sun Development Co., Ltd......................... 5,639,000    101,997
*   Landing International Development, Ltd............... 3,830,000     75,103
    Li & Fung, Ltd....................................... 1,674,000    838,708
*   Lifestyle China Group, Ltd...........................   183,500     36,660
    Lifestyle International Holdings, Ltd................   183,500    259,164
*   Lisi Group Holdings, Ltd.............................   390,000     31,186
    Liu Chong Hing Investment, Ltd.......................    60,000     74,770
    Luk Fook Holdings International, Ltd.................   134,000    340,704
    Lung Kee Bermuda Holdings............................    40,000     11,091
#*  Macau Legend Development, Ltd........................ 1,025,000    144,577
    Magnificent Hotel Investment, Ltd....................   500,000     11,256
    Man Wah Holdings, Ltd................................   577,600    421,949
    Melco Crown Entertainment, Ltd. ADR..................    11,953    166,864

                                     1661

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
HONG KONG -- (Continued)
    Melco International Development, Ltd.................   175,000 $  179,977
#   MGM China Holdings, Ltd..............................    89,200    129,691
#*  Midland Holdings, Ltd................................   166,666     51,636
    Ming Fai International Holdings, Ltd.................   107,000     12,699
    Miramar Hotel & Investment...........................    31,000     53,598
#*  Mongolian Mining Corp................................ 1,658,500     15,385
    MTR Corp., Ltd.......................................    97,766    553,702
    NagaCorp, Ltd........................................   554,000    379,070
    National Electronic Hldgs............................    30,800      3,815
*   Neo-Neon Holdings, Ltd...............................   136,500     16,891
    New World Development Co., Ltd....................... 1,336,019  1,556,990
#   Newocean Energy Holdings, Ltd........................   466,000    138,523
    Next Digital, Ltd....................................   124,000      6,392
    NWS Holdings, Ltd....................................   386,022    633,016
*   Orange Sky Golden Harvest Entertainment Holdings,
      Ltd................................................   340,000     16,922
    Orient Overseas International, Ltd...................    84,000    298,213
    Oriental Watch Holdings..............................    96,400     11,451
*   Pacific Andes International Holdings, Ltd............ 1,128,607     15,929
#*  Pacific Basin Shipping, Ltd..........................   837,000     92,953
    Pacific Textiles Holdings, Ltd.......................   198,000    280,796
    Paliburg Holdings, Ltd...............................    52,000     15,070
#*  Paradise Entertainment, Ltd..........................   132,000     20,044
    PCCW, Ltd............................................ 1,117,511    814,187
*   Peace Map Holding, Ltd...............................   920,000     22,013
*   Pearl Oriental Oil, Ltd..............................   638,000     24,313
    Perfect Shape Beauty Technology, Ltd.................    88,000      8,878
    Pico Far East Holdings, Ltd..........................   314,000     97,267
    Playmates Holdings, Ltd..............................    58,000     73,380
    Playmates Toys, Ltd..................................   332,000     62,942
    Polytec Asset Holdings, Ltd..........................   610,000     36,977
    Power Assets Holdings, Ltd...........................    53,000    519,553
    Prada SpA............................................    47,700    141,895
    Public Financial Holdings, Ltd.......................    72,000     30,404
    PYI Corp., Ltd....................................... 1,406,000     28,354
    Regal Hotels International Holdings, Ltd.............   142,000     69,617
    SA SA International Holdings, Ltd....................   253,036    110,446
    Samsonite International SA...........................   310,200    881,378
    Sands China, Ltd.....................................    66,000    252,528
    SAS Dragon Holdings, Ltd.............................   216,000     35,664
    SEA Holdings, Ltd....................................    72,000    172,885
*   SEEC Media Group, Ltd................................   640,000      7,439
    Shangri-La Asia, Ltd.................................   653,166    702,757
#   Shenwan Hongyuan HK, Ltd.............................   232,500    116,102
*   Shougang Concord Grand Group, Ltd....................   374,000     12,082
    Shun Ho Technology Holdings, Ltd.....................     8,250      2,873
    Shun Tak Holdings, Ltd...............................   581,499    188,751
    Singamas Container Holdings, Ltd.....................   524,000     48,708
    Sino Land Co., Ltd...................................   288,479    516,162
    Sitoy Group Holdings, Ltd............................   105,000     34,367
#   SJM Holdings, Ltd....................................   695,301    435,875
    SmarTone Telecommunications Holdings, Ltd............   152,586    272,052
*   SOCAM Development, Ltd...............................    88,444     41,702
    Soundwill Holdings, Ltd..............................     6,000      9,509

                                     1662

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
HONG KONG -- (Continued)
*   South China Financial Holdings, Ltd.................. 1,550,000 $    13,428
*   South China Holdings Co., Ltd........................   928,000      66,641
#   Stella International Holdings, Ltd...................   141,000     241,454
    Stelux Holdings International, Ltd...................    43,000       3,379
    Sun Hung Kai & Co., Ltd..............................   306,529     180,588
    Sun Hung Kai Properties, Ltd.........................   133,588   1,916,781
    Swire Pacific, Ltd. Class A..........................    87,500   1,048,588
    Swire Pacific, Ltd. Class B..........................   110,000     228,778
    Swire Properties, Ltd................................    69,600     194,211
    Tai Sang Land Development, Ltd.......................    20,710      11,102
    Tao Heung Holdings, Ltd..............................   144,000      32,616
    Techtronic Industries Co., Ltd.......................   312,500   1,323,355
    Television Broadcasts, Ltd...........................   108,000     366,654
    Texwinca Holdings, Ltd...............................   266,000     209,419
*   Titan Petrochemicals Group, Ltd......................   380,000       3,527
*   TOM Group, Ltd.......................................   162,000      43,546
    Tradelink Electronic Commerce, Ltd...................   144,000      31,451
    Transport International Holdings, Ltd................    49,200     135,791
#*  Trinity, Ltd.........................................   416,000      32,267
*   TSC Group Holdings, Ltd..............................   199,000      27,268
    Tsui Wah Holdings, Ltd...............................   126,000      23,714
#*  United Laboratories International Holdings, Ltd.
      (The)..............................................   220,500      86,448
#*  United Photovoltaics Group, Ltd......................   624,000      46,100
*   Up Energy Development Group, Ltd.....................   524,000       8,713
*   Value Convergence Holdings, Ltd......................    64,000      12,186
#   Value Partners Group, Ltd............................   249,000     210,351
    Vanke Property Overseas, Ltd.........................     2,000       1,325
    Varitronix International, Ltd........................   113,000      49,562
    Victory City International Holdings, Ltd.............   637,284      28,380
    Vitasoy International Holdings, Ltd..................   172,000     326,947
    VST Holdings, Ltd....................................   291,600      69,632
    VTech Holdings, Ltd..................................    28,900     314,351
    WH Group, Ltd........................................ 1,158,500     914,872
    Wharf Holdings, Ltd. (The)...........................   128,000     884,606
    Wheelock & Co., Ltd..................................   131,000     702,474
    Win Hanverky Holdings, Ltd...........................   116,000      18,869
*   Winfull Group Holdings, Ltd..........................   280,000       6,623
    Wing On Co. International, Ltd.......................    32,000      93,941
#   Wing Tai Properties, Ltd.............................   102,000      60,784
    Wynn Macau, Ltd......................................   159,200     259,548
*   Xinyi Automobile Glass Hong Kong Enterprises, Ltd....    95,000      16,286
    Xinyi Glass Holdings, Ltd............................   760,000     581,658
    Yeebo International Holdings, Ltd....................   106,000      32,848
    YGM Trading, Ltd.....................................    20,000      10,665
    Yue Yuen Industrial Holdings, Ltd....................   203,500     826,921
                                                                    -----------
TOTAL HONG KONG..........................................            53,689,980
                                                                    -----------
HUNGARY -- (0.1%)
*   FHB Mortgage Bank P.L.C..............................     6,244      11,794
    Magyar Telekom Telecommunications P.L.C..............    99,319     158,895
    Magyar Telekom Telecommunications P.L.C. Sponsored
      ADR................................................     4,178      33,048
    MOL Hungarian Oil & Gas P.L.C........................     9,733     610,650
    OTP Bank P.L.C.......................................    25,534     622,673

                                     1663

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
HUNGARY -- (Continued)
    Richter Gedeon Nyrt..................................  15,943 $  337,009
                                                                  ----------
TOTAL HUNGARY............................................          1,774,069
                                                                  ----------
INDIA -- (2.4%)
    Aarti Industries.....................................   7,537     62,613
    Aban Offshore, Ltd...................................   7,592     25,239
    ABB India, Ltd.......................................   1,905     36,061
    ACC, Ltd.............................................   6,260    158,240
    Adani Enterprises, Ltd...............................  72,180     86,967
    Adani Ports and Special Economic Zone, Ltd...........  84,017    292,135
*   Adani Power, Ltd..................................... 275,139    115,217
*   Adani Transmissions, Ltd.............................  53,314     31,194
*   Aditya Birla Fashion and Retail, Ltd.................  73,294    158,447
    Aditya Birla Nuvo, Ltd...............................  15,928    339,585
*   Advanta, Ltd.........................................   1,540     14,866
    Aegis Logistics, Ltd.................................  36,650     68,440
    AIA Engineering, Ltd.................................   7,674    118,118
    Ajanta Pharma, Ltd...................................   3,425     90,982
    Akzo Nobel India, Ltd................................   3,176     80,074
    Alembic Pharmaceuticals, Ltd.........................   9,657     90,410
    Allahabad Bank.......................................  59,970     69,507
    Allcargo Logistics, Ltd..............................  15,492     49,341
*   Alok Industries, Ltd.................................  90,000      5,410
*   Alstom India, Ltd....................................   2,497     23,131
    Alstom T&D India, Ltd................................   2,769     14,244
    Amara Raja Batteries, Ltd............................  11,770    165,660
    Ambuja Cements, Ltd..................................  97,375    395,395
*   Amtek Auto, Ltd......................................  48,317     34,872
    Anant Raj, Ltd.......................................  27,862     23,840
    Andhra Bank..........................................  88,163     79,602
    Apollo Hospitals Enterprise, Ltd.....................  11,454    233,393
    Apollo Tyres, Ltd.................................... 112,007    276,731
*   Arvind Infrastructure, Ltd...........................   4,747      6,261
    Arvind, Ltd..........................................  57,700    264,280
    Ashok Leyland, Ltd................................... 209,639    300,192
    Ashoka Buildcon, Ltd.................................  18,131     42,975
    Asian Paints, Ltd....................................  15,640    260,292
    Atul, Ltd............................................   3,454     99,240
    Aurobindo Pharma, Ltd................................ 106,747  1,263,612
    Axis Bank, Ltd....................................... 132,712  1,086,188
    Bajaj Auto, Ltd......................................   4,931    199,521
    Bajaj Corp., Ltd.....................................   2,421     14,138
    Bajaj Electricals, Ltd...............................   4,500     18,068
    Bajaj Finance, Ltd...................................   2,807    435,833
    Bajaj Finserv, Ltd...................................   8,939    364,615
*   Bajaj Hindusthan Sugar, Ltd.......................... 152,226     45,699
    Bajaj Holdings and Investment, Ltd...................   7,265    196,703
    Balkrishna Industries, Ltd...........................   7,920     85,849
    Ballarpur Industries, Ltd............................  70,689     15,786
    Balmer Lawrie & Co., Ltd.............................   2,289     21,502
*   Balrampur Chini Mills, Ltd...........................  45,021     88,771
    Bank of Baroda.......................................  71,608    162,905
*   Bank of India........................................  71,141    119,035

                                     1664

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------- --------
INDIA -- (Continued)
    Bank Of Maharashtra..................................  32,893 $ 15,953
    BASF India, Ltd......................................     998   15,876
    Bata India, Ltd......................................  13,096  119,100
    BEML, Ltd............................................   5,064   76,759
    Berger Paints India, Ltd.............................  74,368  264,934
*   BF Utilities, Ltd....................................   4,550   35,711
*   BGR Energy Systems, Ltd..............................   2,982    5,395
    Bharat Electronics, Ltd..............................   9,711  179,777
    Bharat Forge, Ltd....................................  21,679  245,349
    Bharat Heavy Electricals, Ltd........................  46,324  101,258
    Bharat Petroleum Corp., Ltd..........................  43,386  384,173
    Bharti Airtel, Ltd...................................  97,314  526,752
    Bharti Retail DM2....................................  41,879   81,932
    Biocon, Ltd..........................................  20,373  252,559
    Birla Corp., Ltd.....................................   4,033   33,884
    Blue Dart Express, Ltd...............................     403   35,347
    Blue Star, Ltd.......................................   2,257   16,420
    Bombay Dyeing & Manufacturing Co., Ltd...............  20,078   14,042
    Bosch, Ltd...........................................     259   97,144
    Britannia Industries, Ltd............................   2,752  120,771
    Cadila Healthcare, Ltd...............................  41,130  225,909
    Cairn India, Ltd..................................... 105,940  307,540
    Can Fin Homes, Ltd...................................     983   19,735
    Canara Bank..........................................  23,955   89,762
    Carborundum Universal, Ltd...........................   4,300   16,427
    CCL Products India, Ltd..............................  13,096   50,622
    Ceat, Ltd............................................   7,440   96,127
*   Central Bank Of India................................  35,994   52,426
    Century Plyboards India, Ltd.........................   6,288   22,126
    Century Textiles & Industries, Ltd...................  13,610  142,291
    Cera Sanitaryware, Ltd...............................     893   31,206
    CESC, Ltd............................................  16,500  151,400
    Chambal Fertilizers and Chemicals, Ltd...............  50,908   49,057
*   Chennai Petroleum Corp., Ltd.........................  11,326   45,120
    Chennai Super Kings Cricket, Ltd.....................  65,357      823
    Cholamandalam Investment and Finance Co., Ltd........   2,911   47,500
    Cipla, Ltd...........................................  18,686  147,585
    City Union Bank, Ltd.................................  34,156   65,890
*   Clariant Chemicals India, Ltd........................   2,206   23,947
    Colgate-Palmolive India, Ltd.........................   9,498  132,795
    Container Corp. Of India, Ltd........................   7,656  172,237
    Coromandel International, Ltd........................  20,716   79,071
*   Corp. Bank...........................................  47,980   29,781
    Cox & Kings, Ltd.....................................  30,427   87,207
    Credit Analysis & Research, Ltd......................     854   13,531
    CRISIL, Ltd..........................................     848   25,644
*   Crompton Greaves Consumer Electricals, Ltd...........  78,725  184,399
*   Crompton Greaves, Ltd................................  78,725   93,122
    Cummins India, Ltd...................................   9,452  123,454
    Cyient, Ltd..........................................   4,225   31,444
    Dabur India, Ltd.....................................  30,848  140,250
    Dalmia Bharat, Ltd...................................   1,105   23,899
*   DB Realty, Ltd.......................................  17,964   14,803

                                     1665

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------- --------
INDIA -- (Continued)
*   DCB Bank, Ltd........................................  65,318 $108,528
    DCM Shriram, Ltd.....................................  12,945   45,918
    Deepak Fertilisers & Petrochemicals Corp., Ltd.......  13,545   33,480
    Delta Corp., Ltd.....................................  30,239   43,799
*   Dena Bank............................................  73,169   42,488
    Dewan Housing Finance Corp., Ltd.....................  61,582  206,131
    Dhanuka Agritech, Ltd................................   2,609   25,967
*   Dish TV India, Ltd...................................  76,802  118,338
    Dishman Pharmaceuticals & Chemicals, Ltd.............  14,314   33,884
    Divi's Laboratories, Ltd.............................   9,180  164,687
    DLF, Ltd.............................................  61,608  149,301
#   Dr Reddy's Laboratories, Ltd. ADR....................  12,143  530,042
*   Dynamatic Technologies, Ltd..........................   1,070   42,132
    eClerx Services, Ltd.................................   2,108   48,808
    Eicher Motors, Ltd...................................   2,071  697,255
    EID Parry India, Ltd.................................  22,053   85,191
    EIH, Ltd.............................................  28,044   49,695
    Emami, Ltd...........................................   4,358   74,564
    Engineers India, Ltd.................................  28,551   96,708
*   Eros International Media, Ltd........................  10,555   36,675
    Escorts, Ltd.........................................  25,731  101,117
    Essel Propack, Ltd...................................  16,677   53,406
    Eveready Industries India, Ltd.......................   8,237   30,597
    Exide Industries, Ltd................................  88,368  237,298
    FAG Bearings India, Ltd..............................     658   40,250
    FDC, Ltd.............................................   3,431    9,793
    Federal Bank, Ltd.................................... 377,941  365,261
    Finolex Cables, Ltd..................................  13,626   80,488
    Finolex Industries, Ltd..............................  15,310  107,281
*   Firstsource Solutions, Ltd...........................  78,398   54,684
*   Fortis Healthcare, Ltd...............................  40,536  104,383
*   Future Consumer Enterprise, Ltd...................... 100,564   33,260
    Future Enterprises, Ltd..............................  41,879   13,828
    Gabriel India, Ltd...................................  19,798   30,197
    GAIL India, Ltd......................................  39,525  225,996
    Gateway Distriparks, Ltd.............................  23,895   93,945
    Gati, Ltd............................................   6,028   16,533
    Geometric, Ltd.......................................  11,530   38,684
    GHCL, Ltd............................................  19,423   66,818
    GIC Housing Finance, Ltd.............................   8,499   38,085
    Gillette India, Ltd..................................     405   28,726
    GlaxoSmithKline Pharmaceuticals, Ltd.................     514   25,318
    Glenmark Pharmaceuticals, Ltd........................  11,592  149,630
*   Global Offshore Services, Ltd........................   3,483    6,944
*   GMR Infrastructure, Ltd.............................. 322,692   69,129
    Godfrey Phillips India, Ltd..........................   3,450   61,335
    Godrej Consumer Products, Ltd........................   1,252   29,730
    Godrej Industries, Ltd...............................  16,321  105,264
*   Godrej Properties, Ltd...............................  17,152   92,523
    Granules India, Ltd..................................  17,848   38,161
    Grasim Industries, Ltd...............................   5,183  379,451
    Great Eastern Shipping Co., Ltd. (The)...............  24,793  124,600
    Greaves Cotton, Ltd..................................  19,528   41,930

                                     1666

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
INDIA -- (Continued)
    Greenply Industries, Ltd.............................   8,269 $   32,109
    Gruh Finance, Ltd....................................  10,568     46,614
    Gujarat Alkalies & Chemicals, Ltd....................   5,058     20,672
    Gujarat Fluorochemicals, Ltd.........................   8,034     75,672
    Gujarat Gas, Ltd.....................................   7,972     70,264
    Gujarat Mineral Development Corp., Ltd...............  40,207     47,647
*   Gujarat Narmada Valley Fertilizers & Chemicals,
       Ltd...............................................  15,978     36,937
*   Gujarat Pipavav Port, Ltd............................  17,640     45,357
    Gujarat State Fertilizers & Chemicals, Ltd...........  40,083     41,986
    Gujarat State Petronet, Ltd..........................  65,874    131,017
*   GVK Power & Infrastructure, Ltd......................  63,703      6,148
*   Hathway Cable & Datacom, Ltd.........................  32,462     15,447
    Havells India, Ltd...................................  29,435    171,364
*   HCL Infosystems, Ltd.................................  22,200     13,678
    HCL Technologies, Ltd................................  52,029    585,222
    HDFC Bank, Ltd.......................................  51,927    968,292
    HDFC Bank, Ltd. ADR..................................   2,000    138,540
*   HeidelbergCement India, Ltd..........................  32,536     61,785
    Hero MotoCorp, Ltd...................................   3,652    174,570
*   Hexa Tradex, Ltd.....................................   5,313      1,463
    Hexaware Technologies, Ltd...........................  34,366    112,983
*   Himachal Futuristic Communications, Ltd.............. 241,925     63,541
    Himatsingka Seide, Ltd...............................  24,860    102,129
    Hindalco Industries, Ltd............................. 318,833    637,144
*   Hindustan Construction Co., Ltd...................... 129,998     45,306
    Hindustan Petroleum Corp., Ltd.......................  14,756    278,105
    Hindustan Unilever, Ltd..............................   4,577     63,104
    Hitachi Home & Life Solutions India, Ltd.............   1,603     35,004
    Honeywell Automation India, Ltd......................     588     87,718
*   Housing Development & Infrastructure, Ltd............ 146,987    224,086
    Housing Development Finance Corp., Ltd...............  32,402    668,412
    HSIL, Ltd............................................  13,542     64,096
    HT Media, Ltd........................................  25,167     31,959
    ICICI Bank, Ltd......................................  45,800    177,305
    ICICI Bank, Ltd. Sponsored ADR.......................  88,280    669,162
    IDBI Bank, Ltd....................................... 154,956    162,548
    Idea Cellular, Ltd................................... 159,785    251,171
    IDFC Bank, Ltd....................................... 142,144    110,196
*   IDFC, Ltd............................................ 142,144    116,936
    IFCI, Ltd............................................ 304,825    132,648
    IIFL Holdings, Ltd...................................  67,491    274,042
    IL&FS Transportation Networks, Ltd...................  20,701     22,623
*   India Cements, Ltd. (The)............................  82,812    154,260
    Indiabulls Housing Finance, Ltd......................  45,718    522,467
    Indian Bank..........................................  22,933     54,084
*   Indian Hotels Co., Ltd...............................  66,755    133,955
    Indian Oil Corp., Ltd................................  26,810    217,759
*   Indian Overseas Bank................................. 175,339     72,374
    Indo Count Industries, Ltd...........................   1,120     15,000
    Indoco Remedies, Ltd.................................   2,590     11,926
    Indraprastha Gas, Ltd................................  10,376    100,696
    IndusInd Bank, Ltd...................................  22,095    388,092
    Infosys, Ltd.........................................  92,926  1,490,282

                                     1667

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
INDIA -- (Continued)
    Infosys, Ltd. Sponsored ADR..........................  11,240 $  184,673
    Ingersoll-Rand India, Ltd............................   4,075     47,450
*   Intellect Design Arena, Ltd..........................  12,479     40,973
    Ipca Laboratories, Ltd...............................   9,259     71,464
    IRB Infrastructure Developers, Ltd...................  21,395     69,368
    ITC, Ltd.............................................  75,464    286,100
    Jagran Prakashan, Ltd................................  24,878     66,771
    Jain Irrigation Systems, Ltd......................... 130,917    139,092
*   Jaiprakash Associates, Ltd........................... 687,877    125,521
    Jammu & Kashmir Bank, Ltd. (The).....................  85,852     86,483
*   Jaypee Infratech, Ltd................................  64,208      9,845
    JB Chemicals & Pharmaceuticals, Ltd..................   7,549     30,393
    JBF Industries, Ltd..................................  13,990     42,763
*   Jet Airways India, Ltd...............................   2,431     22,513
    Jindal Poly Films, Ltd...............................   3,631     23,461
    Jindal Saw, Ltd......................................  62,028     47,387
*   Jindal Steel & Power, Ltd............................ 129,450    161,840
    JK Cement, Ltd.......................................   6,182     65,625
    JK Lakshmi Cement, Ltd...............................   4,965     31,485
    JK Tyre & Industries, Ltd............................  17,615     23,756
    JM Financial, Ltd....................................  70,734     76,046
    JSW Energy, Ltd...................................... 186,474    231,271
    JSW Steel, Ltd.......................................  35,070    878,415
    Jubilant Foodworks, Ltd..............................   3,004     55,064
    Jubilant Life Sciences, Ltd..........................  29,765    150,206
    Just Dial, Ltd.......................................   1,081      8,974
    Jyothy Laboratories, Ltd.............................   3,882     16,706
    Kajaria Ceramics, Ltd................................     392      7,416
    Kalpataru Power Transmission, Ltd....................  17,589     71,740
    Karnataka Bank, Ltd. (The)...........................  45,321     99,087
    Karur Vysya Bank, Ltd. (The).........................  13,394     95,984
    Kaveri Seed Co., Ltd.................................   3,867     22,720
    KEC International, Ltd...............................  22,398     48,141
*   Kesoram Industries, Ltd..............................   6,410     13,639
    Kitex Garments, Ltd..................................   6,780     50,161
    Kolte-Patil Developers, Ltd..........................   4,030      8,129
    Kotak Mahindra Bank, Ltd.............................  65,068    742,820
    KPIT Technologies, Ltd...............................  38,929     76,735
    KPR Mill, Ltd........................................   1,123     18,702
    KRBL, Ltd............................................  14,914     56,722
    L&T Finance Holdings, Ltd............................ 155,388    200,631
    Lakshmi Machine Works, Ltd...........................     692     38,058
    Lakshmi Vilas Bank, Ltd. (The).......................  14,735     29,729
    Larsen & Toubro, Ltd.................................  19,119    445,136
    LIC Housing Finance, Ltd.............................  83,951    652,794
    Lupin, Ltd...........................................  12,300    321,159
*   Mahanagar Telephone Nigam, Ltd.......................  19,455      6,242
    Mahindra & Mahindra Financial Services, Ltd..........  73,854    365,568
    Mahindra & Mahindra, Ltd.............................  48,494  1,063,503
    Mahindra & Mahindra, Ltd. Sponsored GDR..............  12,272    272,001
*   Mahindra CIE Automotive, Ltd.........................  13,377     36,839
    Mahindra Holidays & Resorts India, Ltd...............   3,908     25,746
    Mahindra Lifespace Developers, Ltd...................   3,460     22,999

                                     1668

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES  VALUE++
                                                          ------- --------
INDIA -- (Continued)
    Manappuram Finance, Ltd.............................. 190,164 $233,633
*   Mangalore Refinery & Petrochemicals, Ltd.............  63,805   77,292
    Marico, Ltd..........................................  13,148   55,881
    Maruti Suzuki India, Ltd.............................   7,420  529,485
    Max Financial Services, Ltd..........................  26,905  234,804
*   MAX India, Ltd.......................................  26,905   53,139
*   Max Ventures & Industries, Ltd.......................   5,381    5,061
    McLeod Russel India, Ltd.............................  24,846   76,164
    Merck, Ltd...........................................   2,147   22,635
    MindTree, Ltd........................................  31,048  268,164
    Monsanto India, Ltd..................................      98    3,467
    Motherson Sumi Systems, Ltd..........................  44,051  219,162
    Motilal Oswal Financial Services, Ltd................   6,733   48,150
    Mphasis, Ltd.........................................   7,519   60,493
    MRF, Ltd.............................................     486  245,893
    Muthoot Finance, Ltd.................................  15,127   74,453
*   Nagarjuna Fertilizers & Chemicals, Ltd...............  69,051   11,896
    Natco Pharma, Ltd....................................  12,555  118,256
    National Aluminium Co., Ltd.......................... 141,946   98,685
    Nava Bharat Ventures, Ltd............................   3,105   10,905
    Navneet Education, Ltd...............................  17,351   25,435
    NCC, Ltd............................................. 137,964  168,084
    NHPC, Ltd............................................ 121,665   46,060
    NIIT Technologies, Ltd...............................  12,245   82,108
*   NIIT, Ltd............................................  17,885   22,337
    Nilkamal, Ltd........................................   1,989   37,972
    NTPC, Ltd............................................  43,244  102,428
    Oberoi Realty, Ltd...................................  20,760   89,056
    Oil & Natural Gas Corp., Ltd.........................  19,773   65,845
    Oil India, Ltd.......................................  13,111   72,298
    Omaxe, Ltd...........................................  14,260   34,580
    OnMobile Global, Ltd.................................  13,911   23,670
    Oracle Financial Services Software, Ltd..............   2,808  154,866
    Orient Cement, Ltd...................................   9,034   22,868
    Oriental Bank of Commerce............................  43,463   76,541
    Page Industries, Ltd.................................     362   77,863
    PC Jeweller, Ltd.....................................  13,332   85,564
    Persistent Systems, Ltd..............................   7,632   78,737
    Petronet LNG, Ltd....................................  47,982  213,762
    Pfizer, Ltd..........................................   2,026   60,430
    Phoenix Mills, Ltd. (The)............................   5,631   30,754
    PI Industries, Ltd...................................   2,250   25,536
    Pidilite Industries, Ltd.............................  11,464  125,146
    Polaris Consulting & Services, Ltd...................   1,178    3,341
    Power Finance Corp., Ltd.............................  66,795  218,669
    Power Grid Corp. of India, Ltd.......................  37,509   98,681
    Praj Industries, Ltd.................................  38,085   49,358
    Prestige Estates Projects, Ltd.......................  20,811   57,827
    Procter & Gamble Hygiene & Health Care, Ltd..........     267   26,430
    PTC India Financial Services, Ltd....................  51,751   31,226
    PTC India, Ltd.......................................  75,922   90,423
*   Punj Lloyd, Ltd......................................  71,973   22,519
    Punjab National Bank.................................   9,075   16,830

                                     1669

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------- --------
INDIA -- (Continued)
    PVR, Ltd.............................................   5,230 $ 89,344
    Radico Khaitan, Ltd..................................   6,715    9,083
    Rain Industries, Ltd.................................  12,419    6,440
    Rallis India, Ltd....................................  14,230   47,867
    Ramco Cements, Ltd. (The)............................  19,272  157,682
*   RattanIndia Power, Ltd............................... 108,718   18,579
    Raymond, Ltd.........................................  13,999   95,993
    Redington India, Ltd.................................  44,129   67,911
*   REI Agro, Ltd........................................  71,019      589
    Relaxo Footwears, Ltd................................   3,596   26,591
*   Reliance Communications, Ltd......................... 314,737  247,908
*   Reliance Defence and Engineering, Ltd................  67,079   68,784
    Reliance Industries, Ltd.............................  42,312  642,539
    Reliance Industries, Ltd. GDR........................   9,355  282,350
    Reliance Infrastructure, Ltd.........................  18,343  166,345
    Reliance Power, Ltd.................................. 225,835  183,125
    Repco Home Finance, Ltd..............................   5,419   68,974
    Rolta India, Ltd.....................................  34,772   35,226
    Ruchi Soya Industries, Ltd...........................  16,055    5,619
    Rural Electrification Corp., Ltd.....................  99,629  317,136
    Sanghvi Movers, Ltd..................................   2,914   12,285
    Sanofi India, Ltd....................................   1,698  116,323
    Shilpa Medicare, Ltd.................................   3,332   29,130
*   Shipping Corp. of India, Ltd.........................  48,621   52,549
    Shree Cement, Ltd....................................   1,212  290,265
    Shriram City Union Finance, Ltd......................     902   26,596
    Shriram Transport Finance Co., Ltd...................  19,670  376,213
*   Shyam Century Ferrous, Ltd...........................   6,288      686
    Siemens, Ltd.........................................   1,769   35,066
    Sintex Industries, Ltd...............................  99,586  114,527
    SJVN, Ltd............................................  85,579   35,627
    SKF India, Ltd.......................................   3,176   64,919
    SML ISUZU, Ltd.......................................   2,162   40,847
    Sobha, Ltd...........................................  18,832   93,491
    Sonata Software, Ltd.................................  14,463   34,429
    South Indian Bank, Ltd. (The)........................ 318,167  101,785
    SREI Infrastructure Finance, Ltd.....................  85,602   95,864
    SRF, Ltd.............................................   8,369  184,029
    Star Ferro and Cement, Ltd...........................   6,288   10,966
    State Bank of Bikaner & Jaipur.......................   6,124   59,006
    State Bank of India..................................  63,980  220,805
    State Bank of India GDR..............................     226    7,651
    State Bank of Travancore.............................     268    2,047
    Sterlite Power Transmission..........................   9,151   12,261
    Sterlite Technologies, Ltd...........................  45,756   60,800
    Sun Pharmaceutical Industries, Ltd...................  41,082  510,068
    Sun TV Network, Ltd..................................  28,173  189,226
    Sundram Fasteners, Ltd...............................  24,211   71,345
    Supreme Industries, Ltd..............................  13,945  197,443
    Supreme Petrochem, Ltd...............................  17,029   47,554
*   Suzlon Energy, Ltd................................... 268,067   70,378
    Swaraj Engines, Ltd..................................   1,485   25,728
    Symphony, Ltd........................................     464   16,677

                                     1670

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
INDIA -- (Continued)
    Syndicate Bank.......................................  92,012 $  106,044
    TAKE Solutions, Ltd..................................  15,100     41,451
    Tamil Nadu Newsprint & Papers, Ltd...................  12,488     53,225
    Tata Chemicals, Ltd..................................  27,797    197,272
    Tata Communications, Ltd.............................  12,550     82,624
    Tata Consultancy Services, Ltd.......................  10,810    424,375
    Tata Elxsi, Ltd......................................   4,728    116,959
    Tata Global Beverages, Ltd........................... 126,296    269,372
    Tata Motors, Ltd..................................... 134,041  1,012,068
    Tata Power Co., Ltd.................................. 119,400    128,570
    Tata Steel, Ltd...................................... 114,871    609,932
*   Tata Teleservices Maharashtra, Ltd...................  65,868      6,691
    Tech Mahindra, Ltd...................................  45,860    331,638
    Thermax, Ltd.........................................   5,973     78,114
    Time Technoplast, Ltd................................  16,187     15,339
*   Timken India, Ltd....................................   5,879     52,934
    Titagarh Wagons, Ltd.................................  15,510     23,738
    Titan Co., Ltd.......................................  17,242    108,581
    Torrent Pharmaceuticals, Ltd.........................   8,466    183,089
    Torrent Power, Ltd...................................  19,842     50,297
    Transport Corp. of India, Ltd........................   1,434      8,079
    Trent, Ltd...........................................     655     17,936
    Trident, Ltd.........................................  32,522     22,665
*   Triveni Engineering & Industries, Ltd................  30,673     28,723
    Triveni Turbine, Ltd.................................  34,817     63,670
    TTK Prestige, Ltd....................................     355     27,415
    Tube Investments of India, Ltd.......................  22,665    186,932
*   TV18 Broadcast, Ltd.................................. 190,935    115,501
    TVS Motor Co., Ltd...................................  34,636    151,739
    UCO Bank.............................................  79,300     52,393
    Uflex, Ltd...........................................  15,054     54,932
    Ultratech Cement, Ltd................................   4,462    248,211
    Unichem Laboratories, Ltd............................  16,164     68,518
    Union Bank of India..................................  74,597    142,921
*   Unitech, Ltd......................................... 958,605    103,675
    United Breweries, Ltd................................   4,407     53,684
    UPL, Ltd.............................................  74,807    702,514
    V-Guard Industries, Ltd..............................   1,328     31,849
    VA Tech Wabag, Ltd...................................   5,983     51,894
    Vakrangee, Ltd.......................................  37,386    104,836
    Vardhman Textiles, Ltd...............................   7,200    117,324
    Vedanta, Ltd......................................... 133,851    331,689
    Vedanta, Ltd. ADR....................................  28,241    274,506
    Videocon Industries, Ltd.............................  32,482     50,620
    Vijaya Bank..........................................  99,496     61,789
    Vinati Organics, Ltd.................................   4,898     40,250
    VIP Industries, Ltd..................................  10,856     20,279
    Voltas, Ltd..........................................  27,567    144,762
    WABCO India, Ltd.....................................     137     12,897
    Welspun Corp., Ltd...................................  36,901     48,017
*   Welspun Enterprises, Ltd.............................   9,144      8,833
    Welspun India, Ltd...................................  82,167    125,233
*   Whirlpool of India, Ltd..............................   2,901     36,453

                                     1671

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
INDIA -- (Continued)
    Wipro, Ltd...........................................    55,348 $   451,711
*   Wockhardt, Ltd.......................................     9,139     138,512
    Yes Bank, Ltd........................................    65,619   1,197,092
    Zee Entertainment Enterprises, Ltd...................    16,788     125,254
    Zensar Technologies, Ltd.............................     4,461      71,026
                                                                    -----------
TOTAL INDIA..............................................            56,997,804
                                                                    -----------
INDONESIA -- (0.6%)
    Ace Hardware Indonesia Tbk PT........................   836,600      62,034
    Adaro Energy Tbk PT.................................. 6,360,800     507,862
    Adhi Karya Persero Tbk PT............................   784,987     170,315
*   Agung Podomoro Land Tbk PT........................... 2,441,400      55,225
    AKR Corporindo Tbk PT................................   153,900      79,507
    Alam Sutera Realty Tbk PT............................ 4,425,100     177,963
*   Aneka Tambang Persero Tbk PT......................... 3,299,420     200,781
    Arwana Citramulia Tbk PT.............................   232,600      10,307
    Asahimas Flat Glass Tbk PT...........................    86,500      44,842
*   Astra Agro Lestari Tbk PT............................   196,289     217,765
    Astra International Tbk PT...........................   953,900     564,814
*   Bakrie Telecom Tbk PT................................ 4,680,500      17,867
    Bank Bukopin Tbk..................................... 1,262,200      59,273
    Bank Central Asia Tbk PT.............................   296,600     327,790
    Bank Danamon Indonesia Tbk PT........................   822,263     219,973
    Bank Mandiri Persero Tbk PT..........................   221,609     172,033
    Bank Negara Indonesia Persero Tbk PT.................   699,320     286,724
*   Bank Pan Indonesia Tbk PT............................ 1,316,000      78,583
    Bank Pembangunan Daerah Jawa Barat Dan Banten
      Tbk PT.............................................   894,500      97,454
*   Bank Permata Tbk PT..................................     2,819         148
    Bank Rakyat Indonesia Persero Tbk PT................. 1,015,700     897,147
    Bank Tabungan Negara Persero Tbk PT.................. 1,893,441     286,297
*   Bank Tabungan Pensiunan Nasional Tbk PT..............    54,000       9,736
*   Bayan Resources Tbk PT...............................    16,000       9,650
    Bekasi Fajar Industrial Estate Tbk PT................ 1,060,300      27,925
*   Benakat Integra Tbk PT............................... 3,406,400      13,032
*   Berlian Laju Tanker Tbk PT...........................   514,666          --
    BISI International Tbk PT............................   468,500      63,061
    Bumi Serpong Damai Tbk PT............................ 2,092,800     335,189
    Charoen Pokphand Indonesia Tbk PT....................   659,000     189,274
    Ciputra Development Tbk PT........................... 3,240,251     348,493
    Ciputra Property Tbk PT.............................. 1,174,805      55,668
    Ciputra Surya Tbk PT.................................   283,886      60,827
*   Citra Marga Nusaphala Persada Tbk PT.................   435,000      57,214
*   Eagle High Plantations Tbk PT........................ 3,299,500      59,098
    Elnusa Tbk PT........................................ 1,814,900      74,963
*   Energi Mega Persada Tbk PT........................... 6,952,500      26,541
    Erajaya Swasembada Tbk PT............................   382,200      23,360
*   Eureka Prima Jakarta Tbk PT..........................   764,400      12,613
*   Exploitasi Energi Indonesia Tbk PT................... 1,212,500       5,841
    Gajah Tunggal Tbk PT.................................   689,200      85,151
*   Garuda Indonesia Persero Tbk PT...................... 1,784,500      65,408
    Global Mediacom Tbk PT............................... 2,289,300     180,537
    Gudang Garam Tbk PT..................................    22,300     115,152
*   Hanson International Tbk PT.......................... 1,657,600      98,077

                                     1672

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES   VALUE++
                                                          --------- --------
INDONESIA -- (Continued)
*   Harum Energy Tbk PT..................................   224,000 $ 19,612
    Holcim Indonesia Tbk PT..............................   435,500   36,791
    Indah Kiat Pulp & Paper Corp. Tbk PT.................   861,000   69,139
*   Indika Energy Tbk PT.................................   445,300   20,624
    Indo Tambangraya Megah Tbk PT........................   141,800  136,615
    Indocement Tunggal Prakarsa Tbk PT...................   139,100  181,907
    Indofood CBP Sukses Makmur Tbk PT....................    38,000   25,025
    Indofood Sukses Makmur Tbk PT........................ 1,242,500  792,447
*   Indosat Tbk PT.......................................   176,750   92,555
*   Inovisi Infracom Tbk PT..............................     7,778       13
    Intiland Development Tbk PT.......................... 2,790,300  123,686
    Japfa Comfeed Indonesia Tbk PT....................... 1,488,900  170,759
    Jasa Marga Persero Tbk PT............................   239,500   97,631
    Kalbe Farma Tbk PT................................... 2,130,000  273,190
    Kawasan Industri Jababeka Tbk PT..................... 5,906,873  141,936
*   Krakatau Steel Persero Tbk PT........................ 1,321,300   59,601
*   Lippo Cikarang Tbk PT................................   220,300  126,448
    Lippo Karawaci Tbk PT................................ 4,286,350  371,812
*   Malindo Feedmill Tbk PT..............................   371,200   49,661
    Matahari Department Store Tbk PT.....................    95,500  145,751
    Matahari Putra Prima Tbk PT..........................   267,600   35,551
    Mayora Indah Tbk PT..................................   124,833  378,610
*   Medco Energi Internasional Tbk PT....................   534,600   69,198
    Media Nusantara Citra Tbk PT.........................   613,000  101,080
*   Mitra Adiperkasa Tbk PT..............................   208,500   75,709
*   MNC Investama Tbk PT................................. 5,059,700   65,763
    Modernland Realty Tbk PT............................. 2,774,000   86,533
*   Nirvana Development Tbk PT...........................   911,900    7,189
*   Nusantara Infrastructure Tbk PT...................... 3,043,000   29,335
    Pabrik Kertas Tjiwi Kimia Tbk PT.....................   313,000   20,580
    Pakuwon Jati Tbk PT.................................. 3,888,700  193,906
    Pan Brothers Tbk PT.................................. 1,291,500   49,343
*   Panin Financial Tbk PT............................... 5,154,600   83,659
    Pembangunan Perumahan Persero Tbk PT.................   475,000  140,339
    Perusahaan Gas Negara Persero Tbk....................   561,600  141,522
    Perusahaan Perkebunan London Sumatra Indonesia
      Tbk PT............................................. 1,154,300  124,256
    Ramayana Lestari Sentosa Tbk PT...................... 1,460,024  135,635
    Salim Ivomas Pratama Tbk PT..........................   672,400   23,759
    Sawit Sumbermas Sarana Tbk PT........................   280,100   35,846
*   Sekawan Intipratama Tbk PT........................... 1,471,800      899
    Semen Baturaja Persero Tbk PT........................   772,600   47,859
    Semen Indonesia Persero Tbk PT.......................   282,400  202,948
    Sentul City Tbk PT................................... 9,187,800   65,387
    Sri Rejeki Isman Tbk PT.............................. 3,898,800   78,733
*   Sugih Energy Tbk PT.................................. 1,969,100   46,585
    Summarecon Agung Tbk PT.............................. 3,131,000  407,035
    Surya Citra Media Tbk PT.............................   205,000   49,663
    Surya Semesta Internusa Tbk PT.......................   812,400   43,566
    Tambang Batubara Bukit Asam Persero Tbk PT...........   286,900  216,834
    Telekomunikasi Indonesia Persero Tbk PT..............    35,000   11,393
    Telekomunikasi Indonesia Persero Tbk PT Sponsored
       ADR...............................................     5,755  379,830
    Tempo Scan Pacific Tbk PT............................   206,900   31,758
*   Tiga Pilar Sejahtera Food Tbk........................   733,900  110,330

                                     1673

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
INDONESIA -- (Continued)
    Timah Persero Tbk PT................................. 1,015,156 $    64,928
    Tiphone Mobile Indonesia Tbk PT......................   784,500      41,339
    Tower Bersama Infrastructure Tbk PT..................   151,500      66,033
*   Trada Maritime Tbk PT................................   441,000       1,683
*   Truba Alam Manunggal Engineering PT.................. 2,841,000       1,084
    Tunas Baru Lampung Tbk PT............................   326,500      16,863
    Tunas Ridean Tbk PT..................................   537,500      55,398
    Unilever Indonesia Tbk PT............................    41,600     143,280
    United Tractors Tbk PT...............................   417,224     502,862
*   Vale Indonesia Tbk PT................................   977,400     191,855
*   Visi Media Asia Tbk PT............................... 1,219,300      28,642
    Waskita Karya Persero Tbk PT......................... 1,097,963     232,751
    Wijaya Karya Persero Tbk PT..........................   199,600      45,555
*   XL Axiata Tbk PT.....................................   435,100     123,391
                                                                    -----------
TOTAL INDONESIA..........................................            14,393,014
                                                                    -----------
IRELAND -- (0.4%)
*   Bank of Ireland...................................... 3,339,548     690,484
    C&C Group P.L.C......................................   106,987     431,124
    CRH P.L.C............................................     1,971      60,145
#   CRH P.L.C. Sponsored ADR.............................    68,877   2,118,657
*   FBD Holdings P.L.C...................................     6,284      43,429
    Glanbia P.L.C........................................    37,068     713,800
    IFG Group P.L.C......................................    10,052      23,819
*   Independent News & Media P.L.C.......................    79,753      11,948
    Irish Continental Group P.L.C........................    26,462     139,616
*   Kenmare Resources P.L.C.(BDBGZ46)....................     1,087          --
*   Kenmare Resources P.L.C.(BDC5DG0)....................       385       1,076
    Kerry Group P.L.C. Class A...........................    14,315   1,224,859
    Kingspan Group P.L.C.................................    50,428   1,156,903
    Paddy Power Betfair P.L.C.(BWT6H89)..................     6,548     767,928
    Paddy Power Betfair P.L.C.(BWXC0Z1)..................     2,126     246,981
    Smurfit Kappa Group P.L.C............................    55,531   1,304,039
                                                                    -----------
TOTAL IRELAND............................................             8,934,808
                                                                    -----------
ISRAEL -- (0.5%)
*   Africa Israel Investments, Ltd.......................    44,678      13,914
    Africa Israel Properties, Ltd........................     4,516      73,007
*   Airport City, Ltd....................................    13,886     148,379
*   Allot Communications, Ltd............................     3,478      17,166
    Alrov Properties and Lodgings, Ltd...................     2,406      51,457
    Amot Investments, Ltd................................    23,559      98,828
*   AudioCodes, Ltd......................................     3,346      13,982
*   Azorim-Investment Development & Construction Co.,
      Ltd................................................    10,744       9,623
    Azrieli Group, Ltd...................................     2,901     127,660
    Bank Hapoalim BM.....................................   130,288     664,160
*   Bank Leumi Le-Israel BM..............................   206,835     745,298
    Bayside Land Corp....................................       173      64,590
    Bezeq The Israeli Telecommunication Corp., Ltd.......   265,698     527,316
    Big Shopping Centers, Ltd............................       427      25,961
    Blue Square Real Estate, Ltd.........................       562      21,628
*   Cellcom Israel, Ltd..................................    11,167      80,514

                                     1674

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CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
ISRAEL -- (Continued)
*   Ceragon Networks, Ltd................................   2,962 $    6,631
*   Clal Biotechnology Industries, Ltd...................  14,222     10,695
*   Clal Insurance Enterprises Holdings, Ltd.............   6,662     72,018
*   Compugen, Ltd........................................   2,287     15,541
    Delek Automotive Systems, Ltd........................   8,604     74,774
    Delek Group, Ltd.....................................     838    174,601
    Delta-Galil Industries, Ltd..........................   5,332    161,434
    Direct Insurance Financial Investments, Ltd..........   6,685     51,574
    El Al Israel Airlines................................ 108,280     81,589
    Elbit Systems, Ltd.(6308913).........................   2,679    270,367
    Elbit Systems, Ltd.(M3760D101).......................   1,800    181,116
    Electra, Ltd.........................................     693     95,388
*   Equital, Ltd.........................................     537     10,612
*   Evogene, Ltd.........................................   1,612     11,187
    First International Bank Of Israel, Ltd..............  19,943    251,464
    Formula Systems 1985, Ltd............................   3,978    150,675
    Fox Wizel, Ltd.......................................   1,437     21,892
    Frutarom Industries, Ltd.............................   8,502    426,570
*   Gilat Satellite Networks, Ltd........................  13,515     61,675
*   Hadera Paper, Ltd....................................     279      8,625
    Harel Insurance Investments & Financial Services,
      Ltd................................................  42,579    156,911
    Hilan, Ltd...........................................     664     10,095
    IDI Insurance Co., Ltd...............................   1,208     58,595
    Industrial Buildings Corp., Ltd......................  13,096     14,610
    Israel Chemicals, Ltd................................  52,653    212,062
*   Israel Discount Bank, Ltd. Class A................... 260,709    449,838
*   Jerusalem Oil Exploration............................   4,473    197,145
*   Kamada, Ltd..........................................   6,921     27,698
    Matrix IT, Ltd.......................................  14,912    103,914
    Melisron, Ltd........................................   3,762    160,754
*   Menora Mivtachim Holdings, Ltd.......................   6,823     55,110
*   Migdal Insurance & Financial Holding, Ltd............  92,558     56,315
    Mizrahi Tefahot Bank, Ltd............................  40,700    494,398
*   Naphtha Israel Petroleum Corp., Ltd..................   6,735     41,579
    Neto ME Holdings, Ltd................................     124      9,790
    Nice, Ltd. Sponsored ADR.............................   7,239    496,957
*   Nova Measuring Instruments, Ltd......................   6,405     72,557
*   Oil Refineries, Ltd.................................. 400,288    144,699
*   Partner Communications Co., Ltd......................  27,177    130,221
*   Partner Communications Co., Ltd. ADR.................   1,600      7,472
    Paz Oil Co., Ltd.....................................   1,784    290,752
*   Phoenix Holdings, Ltd. (The).........................  20,145     48,953
    Plasson Industries, Ltd..............................     634     18,232
    Rami Levy Chain Stores Hashikma Marketing 2006,
       Ltd...............................................   1,225     47,645
    Sapiens International Corp. NV.......................   3,081     40,181
    Shikun & Binui, Ltd..................................  71,875    126,739
    Shufersal, Ltd.......................................  21,302     74,766
    Strauss Group, Ltd...................................   6,885    110,880
*   Summit Real Estate Holdings, Ltd.....................     968      5,021
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR...  67,449  3,608,522
*   Tower Semiconductor, Ltd.............................   4,323     58,866

                                     1675

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
ISRAEL -- (Continued)
*   Union Bank of Israel.................................     4,714 $    16,645
                                                                    -----------
TOTAL ISRAEL.............................................            12,169,833
                                                                    -----------
ITALY -- (1.7%)
    A2A SpA..............................................   312,896     444,484
    ACEA SpA.............................................    11,829     164,667
    Alerion Cleanpower SpA...............................     2,913       5,118
    Amplifon SpA.........................................    20,340     202,985
    Anima Holding SpA....................................    57,730     289,786
    Ansaldo STS SpA......................................    24,656     288,936
*   Arnoldo Mondadori Editore SpA........................    71,829      80,835
    Ascopiave SpA........................................    15,279      48,170
    Assicurazioni Generali SpA...........................   239,827   3,159,341
#   Astaldi SpA..........................................    22,586      98,874
    Atlantia SpA.........................................    27,083     677,504
    Autogrill SpA........................................    24,680     214,859
    Azimut Holding SpA...................................    17,346     273,152
#*  Banca Carige SpA.....................................    61,864      23,222
    Banca Generali SpA...................................    11,534     238,772
    Banca IFIS SpA.......................................    10,332     236,184
    Banca Mediolanum SpA.................................    66,516     488,103
#*  Banca Monte dei Paschi di Siena SpA..................   302,599     104,669
    Banca Popolare dell'Emilia Romagna SC................   133,569     549,511
*   Banca Popolare dell'Etruria e del Lazio SC...........    52,566          --
    Banca Popolare di Milano Scarl....................... 1,133,505     550,917
    Banca Popolare di Sondrio SCARL......................   170,955     462,543
    Banca Profilo SpA....................................    61,003      12,909
    Banco di Desio e della Brianza SpA...................    12,951      24,651
    Banco Popolare SC....................................   229,734     647,954
    BasicNet SpA.........................................    15,391      59,621
    Biesse SpA...........................................     3,608      50,594
    Brembo SpA...........................................     7,759     453,756
    Brunello Cucinelli SpA...............................       982      18,330
    Buzzi Unicem SpA.....................................    26,107     523,974
    Cairo Communication SpA..............................    15,596      69,541
    Cementir Holding SpA.................................    17,955      78,283
    Cerved Information Solutions SpA.....................     7,124      59,788
    CIR-Compagnie Industriali Riunite SpA................   143,454     164,759
    CNH Industrial NV....................................   187,473   1,338,824
    Credito Emiliano SpA.................................    35,535     225,567
    Credito Valtellinese SC..............................   315,367     140,057
    d'Amico International Shipping SA....................    69,418      26,028
    Danieli & C Officine Meccaniche SpA..................     6,446     127,140
    Datalogic SpA........................................     4,298      77,530
    Davide Campari-Milano SpA............................    62,173     642,414
    De' Longhi SpA.......................................     9,056     226,403
    DiaSorin SpA.........................................     4,723     297,398
*   Ei Towers SpA........................................     4,710     254,093
    El.En. SpA...........................................     3,012      50,385
    Enel SpA.............................................   371,437   1,709,564
    Eni SpA..............................................   231,731   3,554,759
    Eni SpA Sponsored ADR................................    26,710     818,662
    ERG SpA..............................................    24,058     279,091

                                     1676

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CONTINUED

                                                           SHARES    VALUE++
                                                          --------- ----------
ITALY -- (Continued)
    Esprinet SpA.........................................    11,424 $   71,358
*   Eurotech SpA.........................................    11,463     18,085
    Falck Renewables SpA.................................    61,984     51,832
    Ferrari NV...........................................    17,952    812,711
#   Fiat Chrysler Automobiles NV.........................   179,524  1,158,126
    FinecoBank Banca Fineco SpA..........................    30,388    180,796
    FNM SpA..............................................    37,047     17,054
    Geox SpA.............................................    25,019     72,003
*   Gruppo Editoriale L'Espresso SpA.....................    33,656     28,785
    Hera SpA.............................................   143,422    406,694
    IMMSI SpA............................................    84,673     37,952
    Industria Macchine Automatiche SpA...................     3,521    207,793
*   Intek Group SpA......................................    98,399     22,581
    Interpump Group SpA..................................    17,064    276,413
    Intesa Sanpaolo SpA..................................   873,942  1,928,491
    Iren SpA.............................................   122,150    200,760
*   Italcementi SpA......................................    42,024    497,625
    Italmobiliare SpA....................................     2,248     97,119
*   Juventus Football Club SpA...........................   149,340     48,685
    La Doria SpA.........................................     4,431     58,900
*   Leonardo SpA.........................................   110,299  1,260,020
    Luxottica Group SpA..................................     8,362    406,510
    Luxottica Group SpA Sponsored ADR....................     2,300    111,711
    Maire Tecnimont SpA..................................    24,395     62,235
    MARR SpA.............................................     4,985    104,810
    Mediaset SpA.........................................   264,981    803,002
    Mediobanca SpA.......................................   114,390    801,974
    Moleskine SpA........................................    18,513     44,927
    Moncler SpA..........................................     7,833    137,467
    Nice SpA.............................................     2,500      7,343
    Parmalat SpA.........................................   102,276    269,007
    Piaggio & C SpA......................................    51,523     94,509
    Prima Industrie SpA..................................     1,431     20,801
    Prysmian SpA.........................................    45,328  1,061,458
    Recordati SpA........................................    19,414    630,093
    Reply SpA............................................       882    126,188
*   Retelit SpA..........................................    46,396     34,748
    Sabaf SpA............................................     1,349     13,781
    SAES Getters SpA.....................................     2,892     41,025
*   Safilo Group SpA.....................................     8,418     66,923
*   Saipem SpA........................................... 1,178,520    516,367
    Salini Impregilo SpA.................................    99,517    301,493
    Salvatore Ferragamo SpA..............................     6,735    158,771
    Saras SpA............................................   119,828    206,650
    SAVE SpA.............................................     1,963     27,872
*   Snai SpA.............................................     8,960      7,116
    Snam SpA.............................................    97,484    564,293
    Societa Cattolica di Assicurazioni SCRL..............    67,710    477,314
    Societa Iniziative Autostradali e Servizi SpA........    24,963    227,191
*   Sogefi SpA...........................................    11,540     19,630
    SOL SpA..............................................    10,344     91,551
*   Telecom Italia SpA................................... 1,585,426  1,354,729
*   Telecom Italia SpA Sponsored ADR.....................    48,868    414,889

                                     1677

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
ITALY -- (Continued)
    Tenaris SA ADR.......................................   8,006 $   213,920
    Terna Rete Elettrica Nazionale SpA................... 183,955   1,002,059
*   Tiscali SpA.......................................... 763,357      40,134
    Tod's SpA............................................   4,394     258,019
    Trevi Finanziaria Industriale SpA....................  34,212      44,913
    UniCredit SpA........................................ 385,068     944,679
    Unione di Banche Italiane SpA........................ 216,180     664,142
    Unipol Gruppo Finanziario SpA........................ 174,446     484,395
    UnipolSai SpA........................................ 364,688     611,848
    Vittoria Assicurazioni SpA...........................   8,898      91,052
*   Yoox Net-A-Porter Group SpA..........................   6,522     182,807
    Zignago Vetro SpA....................................   5,465      34,226
                                                                  -----------
TOTAL ITALY..............................................          41,767,062
                                                                  -----------
JAPAN -- (17.4%)
    77 Bank, Ltd. (The).................................. 140,000     536,363
    A&D Co., Ltd.........................................   5,400      20,132
    ABC-Mart, Inc........................................   3,400     217,582
    Accordia Golf Co., Ltd...............................  26,100     304,267
    Achilles Corp........................................  56,000      76,973
*   Acom Co., Ltd........................................   9,900      46,833
    Adastria Co., Ltd....................................  12,880     401,225
    ADEKA Corp...........................................  32,900     435,550
    Aderans Co., Ltd.....................................  12,300      55,877
    Advan Co., Ltd.......................................   7,000      58,780
    Advantest Corp.......................................  32,200     427,085
    Aeon Co., Ltd........................................ 196,905   2,829,363
    Aeon Delight Co., Ltd................................   5,400     164,187
    Aeon Fantasy Co., Ltd................................   3,700      91,191
    AEON Financial Service Co., Ltd......................   9,500     218,757
    Aeon Hokkaido Corp...................................   2,500      12,658
    Aeon Mall Co., Ltd...................................  15,180     203,942
    Ahresty Corp.........................................   9,700      68,951
    Ai Holdings Corp.....................................   8,200     201,067
    Aica Kogyo Co., Ltd..................................  12,200     294,660
    Aichi Bank, Ltd. (The)...............................   3,600     181,098
    Aichi Corp...........................................  11,300      89,847
    Aichi Steel Corp.....................................  42,000     209,607
    Aichi Tokei Denki Co., Ltd...........................   7,000      21,382
    Aida Engineering, Ltd................................  17,000     141,549
    Ain Holdings, Inc....................................   8,800     605,925
    Air Water, Inc.......................................  45,000     765,152
    Airport Facilities Co., Ltd..........................   7,400      38,974
    Aisan Industry Co., Ltd..............................  15,500     111,270
    Aisin Seiki Co., Ltd.................................  41,862   1,912,950
    Ajinomoto Co., Inc...................................  18,000     459,485
*   Akebono Brake Industry Co., Ltd......................  38,100      77,848
    Akita Bank, Ltd. (The)...............................  63,000     204,155
    Albis Co., Ltd.......................................     600      12,083
    Alconix Corp.........................................   4,200      58,432
    Alfresa Holdings Corp................................   2,700      59,192
    Alinco, Inc..........................................   5,400      50,482
    Alpen Co., Ltd.......................................   7,300     126,179

                                     1678

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
JAPAN -- (Continued)
    Alpine Electronics, Inc..............................  18,100 $  195,527
    Alps Electric Co., Ltd...............................  44,400    988,935
    Alps Logistics Co., Ltd..............................   4,400     25,303
    Altech Corp..........................................   1,800     33,930
    Amada Holdings Co., Ltd..............................  60,700    661,521
    Amano Corp...........................................  18,800    304,126
    Amiyaki Tei Co., Ltd.................................   1,300     51,581
    Amuse, Inc...........................................   4,600     90,496
    ANA Holdings, Inc....................................  51,000    145,581
    Anest Iwata Corp.....................................  11,600    108,739
    Anicom Holdings, Inc.................................   1,700     45,492
    Anritsu Corp.........................................  43,300    251,665
    AOI Pro, Inc.........................................   2,300     21,555
    AOKI Holdings, Inc...................................  19,000    212,425
    Aomori Bank, Ltd. (The)..............................  81,000    254,656
    Aoyama Trading Co., Ltd..............................  18,400    677,581
    Aozora Bank, Ltd..................................... 209,000    766,905
    Arakawa Chemical Industries, Ltd.....................   4,400     42,452
    Arata Corp...........................................   2,000     44,423
    Arcland Sakamoto Co., Ltd............................  10,800    119,911
    Arcs Co., Ltd........................................   8,400    217,113
    Ardepro Co., Ltd.....................................  41,800     48,533
    Ariake Japan Co., Ltd................................   3,200    176,273
    Artnature, Inc.......................................   5,800     46,704
    As One Corp..........................................   2,400     99,041
    Asahi Co., Ltd.......................................   4,100     58,091
    Asahi Diamond Industrial Co., Ltd....................  19,300    148,688
    Asahi Glass Co., Ltd................................. 155,000    890,436
    Asahi Group Holdings, Ltd............................  12,200    414,157
    Asahi Holdings, Inc..................................   8,800    150,016
    Asahi Intecc Co., Ltd................................   4,600    211,502
    Asahi Kasei Corp..................................... 342,000  2,585,013
    Asahi Kogyosha Co., Ltd..............................   6,000     32,764
    Asahi Yukizai Corp...................................  16,000     30,077
    Asante, Inc..........................................   1,800     26,965
    Asanuma Corp.........................................  33,000     75,038
    Asax Co., Ltd........................................     100      1,471
    Ashikaga Holdings Co., Ltd...........................  43,900    146,391
    Ashimori Industry Co., Ltd...........................  33,000     54,093
*   Asia Growth Capital, Ltd.............................  50,200     36,759
    Asia Pile Holdings Corp..............................   7,800     32,700
    Asics Corp...........................................  20,200    370,694
    ASKA Pharmaceutical Co., Ltd.........................   7,000    132,183
    ASKUL Corp...........................................   2,300     79,130
    Astellas Pharma, Inc.................................  28,000    466,528
    Asunaro Aoki Construction Co., Ltd...................   2,000     13,495
    Atom Corp............................................   9,500     63,917
    Autobacs Seven Co., Ltd..............................  17,200    249,223
    Avex Group Holdings, Inc.............................  16,400    192,314
    Awa Bank, Ltd. (The).................................  91,000    556,857
    Axial Retailing, Inc.................................   5,000    166,566
    Azbil Corp...........................................  11,400    344,068
    Bandai Namco Holdings, Inc...........................  18,800    498,318

                                     1679

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
JAPAN -- (Continued)
    Bando Chemical Industries, Ltd....................... 28,000 $  138,445
    Bank of Iwate, Ltd. (The)............................  6,500    277,353
    Bank of Kochi, Ltd. (The)............................ 13,000     14,054
    Bank of Kyoto, Ltd. (The)............................ 97,000    652,965
    Bank of Nagoya, Ltd. (The)........................... 74,000    253,601
    Bank of Okinawa, Ltd. (The)..........................  8,280    259,744
    Bank of Saga, Ltd. (The)............................. 49,000    123,936
    Bank of the Ryukyus, Ltd............................. 11,700    128,447
    Belc Co., Ltd........................................  3,600    146,676
    Belluna Co., Ltd..................................... 20,400    131,785
    Benefit One, Inc.....................................  1,600     49,534
    Benesse Holdings, Inc................................ 15,800    381,706
    Best Denki Co., Ltd.................................. 13,000     13,007
    Bic Camera, Inc...................................... 29,300    259,964
    Biofermin Pharmaceutical Co., Ltd....................  1,100     30,174
    BML, Inc.............................................  4,000    191,639
    Bookoff Corp.........................................  3,500     28,428
    BP Castrol KK........................................  3,500     42,745
    Bridgestone Corp..................................... 31,000  1,073,559
    Broadleaf Co., Ltd...................................  7,800     78,293
    Broccoli Co., Ltd.................................... 12,000     48,966
    BRONCO BILLY Co., Ltd................................    800     25,287
    Brother Industries, Ltd.............................. 74,000    840,939
    Bunka Shutter Co., Ltd............................... 20,000    163,797
    C Uyemura & Co., Ltd.................................    600     26,331
    Calbee, Inc..........................................  7,900    344,925
    Calsonic Kansei Corp................................. 63,000    484,667
    Can Do Co., Ltd......................................  3,400     56,797
    Canon Electronics, Inc............................... 10,200    154,672
    Canon Marketing Japan, Inc........................... 17,800    305,889
    Canon, Inc........................................... 46,300  1,313,970
    Canon, Inc. Sponsored ADR............................  9,399    265,710
    Capcom Co., Ltd...................................... 13,800    281,451
    Carlit Holdings Co., Ltd.............................    700      3,329
    Casio Computer Co., Ltd.............................. 26,000    370,105
    Cawachi, Ltd.........................................  6,400    149,543
    Central Glass Co., Ltd............................... 80,000    345,047
    Central Japan Railway Co.............................  3,700    687,731
    Central Security Patrols Co., Ltd....................  1,900     40,925
    Central Sports Co., Ltd..............................  2,500     58,258
    Century Tokyo Leasing Corp........................... 16,700    578,639
    Chiba Bank, Ltd. (The)............................... 63,000    301,136
    Chiba Kogyo Bank, Ltd. (The)......................... 19,200     80,781
    Chino Corp...........................................  1,000      9,863
    Chiyoda Co., Ltd.....................................  3,300     77,955
    Chiyoda Integre Co., Ltd.............................  5,200    105,411
    Chori Co., Ltd.......................................  3,500     52,347
    Chubu Electric Power Co., Inc........................ 35,600    523,022
    Chubu Shiryo Co., Ltd................................  8,200     57,101
    Chuetsu Pulp & Paper Co., Ltd........................ 44,000     92,045
    Chugai Ro Co., Ltd................................... 20,000     40,665
    Chugoku Bank, Ltd. (The)............................. 65,000    732,193
    Chugoku Electric Power Co., Inc. (The)............... 15,000    188,369

                                     1680

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------- --------
JAPAN -- (Continued)
    Chugoku Marine Paints, Ltd...........................  25,000 $168,754
    Chukyo Bank, Ltd. (The)..............................  58,000  134,633
    Chuo Spring Co., Ltd.................................   4,000   10,899
    Ci:z Holdings Co., Ltd...............................   4,800  118,115
    Citizen Holdings Co., Ltd............................ 105,100  562,965
    CKD Corp.............................................  23,300  216,486
    Clarion Co., Ltd.....................................  73,000  180,430
    Cleanup Corp.........................................   5,800   46,372
    CMIC Holdings Co., Ltd...............................   3,700   61,081
*   CMK Corp.............................................  22,600  106,160
    Coca-Cola East Japan Co., Ltd........................  16,018  309,110
    Coca-Cola West Co., Ltd..............................  20,700  571,968
    Cocokara fine, Inc...................................   5,000  177,047
    COLOPL, Inc..........................................   5,300   79,223
    Colowide Co., Ltd....................................  11,100  206,928
    Computer Engineering & Consulting, Ltd...............   6,400   89,366
    COMSYS Holdings Corp.................................  24,500  407,509
*   Concordia Financial Group, Ltd....................... 142,624  606,243
    CONEXIO Corp.........................................   6,300   93,315
    COOKPAD, Inc.........................................   8,700  121,944
    Cosmo Energy Holdings Co., Ltd.......................  18,600  204,861
    Cosmos Initia Co., Ltd...............................   2,200    8,266
    Cosmos Pharmaceutical Corp...........................     900  188,870
    Create SD Holdings Co., Ltd..........................   9,000  219,394
    Credit Saison Co., Ltd...............................  42,100  701,059
    Cresco, Ltd..........................................   2,000   46,786
#   CROOZ, Inc...........................................   1,200   22,462
    CTI Engineering Co., Ltd.............................   4,800   42,884
    CyberAgent, Inc......................................   4,500  254,106
    DA Consortium, Inc...................................   5,100   52,240
    Dai Nippon Printing Co., Ltd.........................  47,000  524,735
    Dai Nippon Toryo Co., Ltd............................  43,000   84,860
    Dai-Dan Co., Ltd.....................................   9,000   73,924
    Dai-ichi Life Insurance Co., Ltd. (The)..............  42,100  543,953
    Dai-ichi Seiko Co., Ltd..............................   3,500   36,175
    Daibiru Corp.........................................  17,800  171,469
    Daicel Corp..........................................  75,000  841,079
    Daido Kogyo Co., Ltd.................................  11,553   23,278
    Daido Metal Co., Ltd.................................  14,000  157,270
    Daido Steel Co., Ltd................................. 120,000  486,992
    Daifuku Co., Ltd.....................................  22,700  476,973
    Daihatsu Diesel Manufacturing Co., Ltd...............   3,000   16,778
    Daihatsu Motor Co., Ltd..............................  49,300  740,425
    Daihen Corp..........................................  44,000  225,796
    Daiho Corp...........................................  26,000  143,489
    Daiichi Jitsugyo Co., Ltd............................  20,000   95,866
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd................   1,200   31,742
    Daiichi Sankyo Co., Ltd..............................  22,200  529,391
    Daiichikosho Co., Ltd................................  11,000  502,162
    Daiken Corp..........................................  20,000   67,510
    Daiken Medical Co., Ltd..............................   1,200    9,330
    Daiki Aluminium Industry Co., Ltd....................  10,000   30,653
    Daikin Industries, Ltd...............................   9,000  780,510

                                     1681

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
JAPAN -- (Continued)
    Daikoku Denki Co., Ltd...............................   5,500 $   73,561
    Daikokutenbussan Co., Ltd............................   1,800     78,291
    Daikyo, Inc.......................................... 138,000    241,913
    Daikyonishikawa Corp.................................   7,600    107,839
    Dainichiseika Color & Chemicals Manufacturing Co.,
      Ltd................................................  27,000    123,862
    Daio Paper Corp......................................  30,000    337,589
    Daisan Bank, Ltd. (The)..............................  57,000     98,997
    Daiseki Co., Ltd.....................................  11,600    209,547
    Daiseki Eco. Solution Co., Ltd.......................   2,700     33,217
    Daishi Bank, Ltd. (The).............................. 109,000    413,989
    Daishinku Corp.......................................  13,000     34,041
    Daisyo Corp..........................................   1,500     22,672
    Daito Pharmaceutical Co., Ltd........................   4,180     95,264
    Daito Trust Construction Co., Ltd....................   4,700    789,223
    Daiwa House Industry Co., Ltd........................  46,000  1,289,879
    Daiwa Securities Group, Inc.......................... 283,000  1,588,304
    Daiwabo Holdings Co., Ltd............................  68,000    158,668
*   DC Co., Ltd..........................................   3,800     15,065
    DCM Holdings Co., Ltd................................  35,300    301,762
    Dena Co., Ltd........................................  23,900    611,082
    Denka Co., Ltd....................................... 179,000    776,245
    Denso Corp...........................................  25,900  1,002,838
    Dentsu, Inc..........................................   7,700    367,865
    Denyo Co., Ltd.......................................   5,400     56,222
    Descente, Ltd........................................  11,000    122,514
    DIC Corp.............................................  32,300    762,142
    Digital Arts, Inc....................................     600     13,689
    Digital Garage, Inc..................................   1,800     34,198
    Dip Corp.............................................   2,400     72,209
    Disco Corp...........................................   3,700    379,184
    DKS Co., Ltd.........................................  21,000     69,522
    DMG Mori Co., Ltd....................................  42,900    445,445
    Don Quijote Holdings Co., Ltd........................   6,400    251,181
    Doshisha Co., Ltd....................................   3,700     77,399
    Doutor Nichires Holdings Co., Ltd....................   8,000    153,731
    Dowa Holdings Co., Ltd............................... 100,000    527,140
    DTS Corp.............................................   7,300    144,030
    Dunlop Sports Co., Ltd...............................   3,300     28,974
    Eagle Industry Co., Ltd..............................  11,700    147,548
    East Japan Railway Co................................   8,700    798,048
    Ebara Corp........................................... 177,000    962,597
    Ebara Jitsugyo Co., Ltd..............................     900     10,786
    Eco's Co., Ltd.......................................   2,300     26,533
    EDION Corp...........................................  36,700    306,306
    Ehime Bank, Ltd. (The)...............................  77,000    185,384
    Eidai Co., Ltd.......................................   7,000     29,710
    Eighteenth Bank, Ltd. (The)..........................  50,000    139,484
    Eiken Chemical Co., Ltd..............................   6,200    144,510
    Elecom Co., Ltd......................................   7,400    170,481
    Electric Power Development Co., Ltd..................   6,900    158,577
    Elematec Corp........................................   2,352     52,258
    EM Systems Co., Ltd..................................   2,000     25,756
    en-japan, Inc........................................   5,600    100,832

                                     1682

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------- --------
JAPAN -- (Continued)
    Endo Lighting Corp...................................   3,500 $ 33,148
    Enplas Corp..........................................   6,000  168,377
    EPS Holdings, Inc....................................   9,600  130,840
    ES-Con Japan, Ltd....................................  16,900   56,816
    ESPEC Corp...........................................   9,800  130,292
    Excel Co., Ltd.......................................   5,400   71,860
    Exedy Corp...........................................  13,300  314,078
    Ezaki Glico Co., Ltd.................................   9,500  568,697
    F-Tech, Inc..........................................   1,300   12,486
    F@N Communications, Inc..............................  10,300   83,539
    FALCO HOLDINGS Co., Ltd..............................   2,300   30,827
    FamilyMart Co., Ltd..................................   4,200  247,323
    Fancl Corp...........................................  11,500  192,552
    FANUC Corp...........................................   3,700  618,670
    Fast Retailing Co., Ltd..............................   1,500  484,061
    FCC Co., Ltd.........................................  14,500  282,101
#*  FDK Corp.............................................  21,000   18,747
    Feed One Co., Ltd....................................  37,880   42,040
    Ferrotec Corp........................................  13,000  169,657
    FIDEA Holdings Co., Ltd..............................  64,300   95,514
    Fields Corp..........................................   6,700   86,504
    Financial Products Group Co., Ltd....................  14,000  139,892
    FINDEX, Inc..........................................   4,200   46,693
    FJ Next Co., Ltd.....................................   2,000    9,655
    Foster Electric Co., Ltd.............................  11,200  214,944
    FP Corp..............................................   7,300  381,152
    France Bed Holdings Co., Ltd.........................   5,400   48,438
    FTGroup Co., Ltd.....................................   3,000   22,779
    Fudo Tetra Corp......................................  68,700  120,018
    Fuji Co., Ltd........................................   6,100  133,348
    Fuji Corp., Ltd......................................  11,200   75,905
    Fuji Electric Co., Ltd............................... 177,000  781,212
    Fuji Furukawa Engineering & Construction Co., Ltd....   1,000    2,752
    Fuji Heavy Industries, Ltd...........................  23,300  890,171
    Fuji Kiko Co., Ltd...................................   4,000   13,241
    Fuji Kyuko Co., Ltd..................................   9,000  126,978
*   Fuji Oil Co., Ltd....................................  28,000   84,998
    Fuji Oil Holdings, Inc...............................  16,300  357,512
    Fuji Pharma Co., Ltd.................................   3,100   71,794
    Fuji Seal International, Inc.........................   7,000  275,502
    Fuji Soft, Inc.......................................   9,700  240,469
    Fujibo Holdings, Inc.................................  38,000  112,434
    Fujicco Co., Ltd.....................................   4,000  115,167
    FUJIFILM Holdings Corp...............................  16,300  584,819
    Fujikura Kasei Co., Ltd..............................  10,700   62,813
    Fujikura Rubber, Ltd.................................   7,500   35,241
    Fujikura, Ltd........................................ 114,000  642,169
    Fujimi, Inc..........................................   5,600   94,086
    Fujimori Kogyo Co., Ltd..............................   6,000  128,046
    Fujisash Co., Ltd....................................  55,900   47,811
    Fujitec Co., Ltd.....................................  20,300  195,059
    Fujitsu Frontech, Ltd................................   5,600   55,032
    Fujitsu General, Ltd.................................  18,000  421,400

                                     1683

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
JAPAN -- (Continued)
    Fujitsu, Ltd......................................... 407,500 $1,691,729
    FuKoKu Co., Ltd......................................   1,400     10,487
    Fukuda Corp..........................................  10,000    110,945
    Fukuda Denshi Co., Ltd...............................   1,100     67,002
    Fukui Bank, Ltd. (The)...............................  88,000    231,427
    Fukuoka Financial Group, Inc......................... 220,400    842,067
    Fukushima Bank, Ltd. (The)........................... 120,000    110,100
    Fukushima Industries Corp............................   5,200    177,454
    Fukuyama Transporting Co., Ltd.......................  47,000    267,074
    FULLCAST Holdings Co., Ltd...........................   6,800     57,342
    Fumakilla, Ltd.......................................   5,000     31,484
    Funai Soken Holdings, Inc............................   4,440     61,629
    Furukawa Battery Co., Ltd. (The).....................   3,000     18,140
    Furukawa Co., Ltd....................................  73,000    118,609
    Furukawa Electric Co., Ltd........................... 281,000    733,695
    Furuno Electric Co., Ltd.............................   6,600     33,122
    Furusato Industries, Ltd.............................   1,500     20,636
    Furuya Metal Co., Ltd................................     100      1,661
    Fuso Chemical Co., Ltd...............................   5,600     88,589
    Fuso Pharmaceutical Industries, Ltd..................  30,000     83,028
    Futaba Industrial Co., Ltd...........................  23,100    117,933
    Future Corp..........................................   8,300     65,749
    Fuyo General Lease Co., Ltd..........................   7,700    349,435
    G-7 Holdings, Inc....................................   3,000     36,267
    G-Tekt Corp..........................................   7,800    119,061
    Gakken Holdings Co., Ltd.............................  21,000     58,573
    GCA Savvian Corp.....................................   5,700     49,321
    Gecoss Corp..........................................   7,400     66,807
    Genky Stores, Inc....................................   2,500     84,339
    Geo Holdings Corp....................................  12,700    183,440
    Giken, Ltd...........................................   2,800     50,124
    GLOBERIDE, Inc.......................................   2,800     46,283
    Glory, Ltd...........................................  15,800    438,460
    GMO internet, Inc....................................  16,400    212,354
    GMO Payment Gateway, Inc.............................   3,800    218,057
    Godo Steel, Ltd......................................  57,000     95,650
    Goldcrest Co., Ltd...................................   8,910    140,306
*   Gree, Inc............................................  46,300    233,853
    GS Yuasa Corp........................................ 130,000    531,915
    GSI Creos Corp.......................................  29,000     27,380
    Gun-Ei Chemical Industry Co., Ltd....................   5,000     14,889
#   GungHo Online Entertainment, Inc.....................  55,900    126,102
    Gunma Bank, Ltd. (The)............................... 153,000    616,869
    Gunze, Ltd...........................................  58,000    166,707
    Gurunavi, Inc........................................   5,600    147,624
    H-One Co., Ltd.......................................   3,700     18,355
    H2O Retailing Corp...................................  34,725    456,050
    Hachijuni Bank, Ltd. (The)........................... 118,000    552,035
    Hagihara Industries, Inc.............................   1,800     44,838
    Hagiwara Electric Co., Ltd...........................   2,600     46,157
    Hakudo Co., Ltd......................................   2,800     31,134
    Hakuhodo DY Holdings, Inc............................  42,700    498,360
    Hakuto Co., Ltd......................................   5,400     48,950

                                     1684

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
JAPAN -- (Continued)
    Halows Co., Ltd......................................   2,000 $   39,105
    Hamakyorex Co., Ltd..................................   8,400    152,793
    Hamamatsu Photonics K.K..............................  11,000    322,941
    Hankyu Hanshin Holdings, Inc.........................  37,800  1,406,285
    Hanwa Co., Ltd.......................................  71,000    379,826
#   Happinet Corp........................................   8,600     93,516
    Hard Off Corp. Co., Ltd..............................   2,400     26,779
    Harima Chemicals Group, Inc..........................     700      3,559
#   Harmonic Drive Systems, Inc..........................   3,100     96,577
    Haseko Corp..........................................  53,600    563,274
*   Hayashikane Sangyo Co., Ltd..........................  36,000     30,397
    Hazama Ando Corp.....................................  56,620    348,962
    Heiwa Corp...........................................  17,700    363,645
    Heiwa Real Estate Co., Ltd...........................  13,700    179,961
    Heiwado Co., Ltd.....................................  12,100    234,078
    HI-LEX Corp..........................................   4,200    111,427
    Hibiya Engineering, Ltd..............................   3,700     60,116
    Hiday Hidaka Corp....................................   4,976    123,692
    Hikari Tsushin, Inc..................................   4,000    332,264
    Hino Motors, Ltd.....................................  40,300    420,858
    Hioki EE Corp........................................   2,200     39,683
    Hiramatsu, Inc.......................................   4,800     28,023
    Hirose Electric Co., Ltd.............................     700     86,585
    Hiroshima Bank, Ltd. (The)........................... 109,000    394,715
    Hiroshima Gas Co., Ltd...............................  10,500     32,136
    HIS Co., Ltd.........................................  16,500    439,494
    Hisamitsu Pharmaceutical Co., Inc....................     300     16,962
    Hitachi Capital Corp.................................  23,700    432,807
    Hitachi Chemical Co., Ltd............................  26,600    554,839
    Hitachi Construction Machinery Co., Ltd..............  38,000    618,006
    Hitachi High-Technologies Corp.......................  16,300    554,562
    Hitachi Koki Co., Ltd................................  20,000    134,108
    Hitachi Kokusai Electric, Inc........................  23,000    367,638
    Hitachi Maxell, Ltd..................................     800     13,366
    Hitachi Metals, Ltd..................................  48,410    538,211
    Hitachi Transport System, Ltd........................  13,800    269,014
    Hitachi Zosen Corp...................................  69,500    352,028
    Hitachi, Ltd......................................... 727,000  3,321,752
    Hitachi, Ltd. ADR....................................  10,080    458,640
    Hochiki Corp.........................................   8,900     99,156
    Hodogaya Chemical Co., Ltd...........................  28,000     68,897
    Hogy Medical Co., Ltd................................   2,700    173,500
    Hokkaido Electric Power Co., Inc.....................  37,100    294,288
    Hokkaido Gas Co., Ltd................................  22,000     60,230
    Hokkan Holdings, Ltd.................................  15,000     46,251
    Hokko Chemical Industry Co., Ltd.....................   7,000     19,308
    Hokkoku Bank, Ltd. (The)............................. 112,000    351,940
    Hokuetsu Bank, Ltd. (The)............................  61,000    126,356
    Hokuetsu Industries Co., Ltd.........................   7,000     41,645
    Hokuetsu Kishu Paper Co., Ltd........................  52,100    368,397
    Hokuhoku Financial Group, Inc........................ 410,000    526,184
    Hokuriku Electric Industry Co., Ltd..................  25,000     30,489
    Hokuriku Electric Power Co...........................  21,200    251,473

                                     1685

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
JAPAN -- (Continued)
    Hokuto Corp..........................................   5,300 $   98,407
    Honda Motor Co., Ltd................................. 146,500  3,968,364
    Honda Motor Co., Ltd. Sponsored ADR..................  37,467  1,016,105
    Honeys Co., Ltd......................................   4,400     58,923
    Hoosiers Holdings....................................  11,900     64,153
    Horiba, Ltd..........................................   9,500    444,547
    Hoshizaki Corp.......................................   4,100    371,009
    Hosokawa Micron Corp.................................  18,000     95,128
    Howa Machinery, Ltd..................................   4,600     24,408
    Hoya Corp............................................  16,300    578,338
    Hulic Co., Ltd.......................................  12,200    126,548
    Hyakugo Bank, Ltd. (The)............................. 108,000    415,313
    Hyakujushi Bank, Ltd. (The)..........................  98,000    327,514
    I-Net Corp...........................................   3,300     35,008
    Ibiden Co., Ltd......................................  44,500    568,078
    IBJ Leasing Co., Ltd.................................  10,700    194,288
    Ichibanya Co., Ltd...................................     600     20,057
    Ichigo, Inc..........................................  25,900    113,109
    Ichiken Co., Ltd.....................................  11,000     32,139
    Ichikoh Industries, Ltd..............................  24,000     69,806
    Ichinen Holdings Co., Ltd............................   5,400     49,554
    Ichiyoshi Securities Co., Ltd........................  10,400     80,585
    Idec Corp............................................   6,400     59,336
    Idemitsu Kosan Co., Ltd..............................  21,800    426,811
    IDOM, Inc............................................  13,700     69,372
    Ihara Chemical Industry Co., Ltd.....................  11,000    115,855
    IHI Corp............................................. 463,000  1,288,292
    Iida Group Holdings Co., Ltd.........................  11,816    233,935
    Iino Kaiun Kaisha, Ltd...............................  42,200    152,587
    IJT Technology Holdings Co., Ltd.....................   3,000      8,972
    Ikegami Tsushinki Co., Ltd...........................  36,000     42,909
    Imasen Electric Industrial...........................   6,800     61,150
    Imperial Hotel, Ltd..................................     600     12,386
    Inaba Denki Sangyo Co., Ltd..........................  10,500    380,236
    Inabata & Co., Ltd...................................  16,800    167,710
    Inageya Co., Ltd.....................................   5,200     71,337
    Ines Corp............................................   8,100     86,103
    Infocom Corp.........................................   4,900     66,693
    Information Services International-Dentsu, Ltd.......   5,400    105,289
    Innotech Corp........................................   9,600     44,504
    Intage Holdings, Inc.................................   3,800     60,715
    Internet Initiative Japan, Inc.......................   9,300    196,230
    Inui Global Logistics Co., Ltd.......................   1,800     16,422
    Iriso Electronics Co., Ltd...........................   3,200    187,042
    Ise Chemicals Corp...................................   3,000     12,692
    Iseki & Co., Ltd.....................................  68,000    148,041
    Isetan Mitsukoshi Holdings, Ltd......................  85,900    844,054
*   Ishihara Sangyo Kaisha, Ltd.......................... 139,000     90,121
    Isuzu Motors, Ltd.................................... 121,700  1,575,422
    Ito En, Ltd..........................................   9,800    361,596
    ITOCHU Corp..........................................  68,500    776,643
    Itochu Enex Co., Ltd.................................  20,000    171,477
    Itochu Techno-Solutions Corp.........................  11,200    268,931

                                     1686

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
JAPAN -- (Continued)
    Itochu-Shokuhin Co., Ltd.............................   1,400 $   56,819
*   Itoham Yonekyu Holdings, Inc.........................  20,468    210,709
    Itoki Corp...........................................  15,800     89,513
    IwaiCosmo Holdings, Inc..............................   7,200     63,062
    Iwasaki Electric Co., Ltd............................  37,000     54,954
    Iwatani Corp.........................................  73,000    424,075
    Iyo Bank, Ltd. (The).................................  76,843    495,251
    Izumi Co., Ltd.......................................   6,200    268,909
*   Izutsuya Co., Ltd....................................  71,000     30,398
    J Front Retailing Co., Ltd...........................  68,000    784,671
    J Trust Co., Ltd.....................................  22,500    169,878
    J-Oil Mills, Inc.....................................  45,000    152,071
    JAC Recruitment Co., Ltd.............................   3,100     35,358
    Jaccs Co., Ltd.......................................  55,000    254,819
    Jalux, Inc...........................................   2,600     43,604
    Jamco Corp...........................................   4,800     95,301
*   Janome Sewing Machine Co., Ltd.......................   5,100     29,200
    Japan Airport Terminal Co., Ltd......................   7,200    317,174
    Japan Asia Group, Ltd................................   9,300     35,275
    Japan Aviation Electronics Industry, Ltd.............  25,000    367,706
    Japan Cash Machine Co., Ltd..........................  10,100    103,373
*   Japan Display, Inc................................... 143,500    257,591
    Japan Drilling Co., Ltd..............................   4,400     92,553
    Japan Exchange Group, Inc............................  31,800    448,163
    Japan Material Co., Ltd..............................   1,900     67,153
    Japan Medical Dynamic Marketing, Inc.................   6,200     44,218
    Japan Property Management Center Co., Ltd............   2,900     36,657
    Japan Pulp & Paper Co., Ltd..........................  24,000     85,506
#   Japan Radio Co., Ltd.................................  30,000     84,650
    Japan Securities Finance Co., Ltd....................  44,800    181,183
    Japan Steel Works, Ltd. (The)........................  97,000    433,928
    Japan Tobacco, Inc...................................  30,000  1,169,992
    Japan Transcity Corp.................................  10,000     37,692
    Japan Wool Textile Co., Ltd. (The)...................  25,000    174,688
    JBCC Holdings, Inc...................................   2,800     18,015
    JCU Corp.............................................   2,500     81,122
    Jeol, Ltd............................................  43,000    172,332
    JFE Holdings, Inc....................................  79,832  1,040,445
    JGC Corp.............................................  44,000    644,145
    Jimoto Holdings, Inc.................................   9,000     13,809
#   Jin Co., Ltd.........................................   3,200    132,759
    JK Holdings Co., Ltd.................................     700      3,299
    JMS Co., Ltd.........................................   5,000     13,942
    Joban Kosan Co., Ltd.................................   9,000     13,284
    Joshin Denki Co., Ltd................................  16,000    134,376
    Joyo Bank, Ltd. (The)................................ 175,000    683,828
    JP-Holdings, Inc.....................................   7,700     22,566
    JSP Corp.............................................   4,400    101,628
    JSR Corp.............................................  39,700    542,263
    JTEKT Corp...........................................  47,100    657,891
    Juki Corp............................................  15,100    129,505
    Juroku Bank, Ltd. (The).............................. 136,000    387,788
    Justsystems Corp.....................................   8,400     72,157

                                     1687

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
JAPAN -- (Continued)
    JVC Kenwood Corp.....................................  47,000 $  108,124
    JX Holdings, Inc..................................... 232,768    881,928
    K's Holdings Corp....................................  23,560    435,480
    kabu.com Securities Co., Ltd.........................  52,000    173,156
*   Kadokawa Dwango......................................   4,443     59,881
    Kaga Electronics Co., Ltd............................   8,000     98,926
    Kajima Corp..........................................   8,000     59,135
    Kakaku.com, Inc......................................  17,700    367,217
    Kaken Pharmaceutical Co., Ltd........................   6,000    396,759
    Kakiyasu Honten Co., Ltd.............................   1,200     21,596
    Kameda Seika Co., Ltd................................   2,500    137,755
    Kamei Corp...........................................  10,900     88,926
    Kamigumi Co., Ltd....................................  63,000    566,957
    Kanagawa Chuo Kotsu Co., Ltd.........................   7,000     42,190
    Kanamoto Co., Ltd....................................  10,000    208,443
    Kandenko Co., Ltd....................................  37,000    362,647
    Kaneka Corp..........................................  77,000    579,887
    Kanematsu Corp....................................... 158,000    258,521
    Kanematsu Electronics, Ltd...........................   1,800     34,003
*   Kansai Electric Power Co., Inc. (The)................  35,700    332,171
    Kansai Paint Co., Ltd................................  27,000    565,428
    Kansai Super Market, Ltd.............................   2,500     24,532
    Kansai Urban Banking Corp............................  11,500    118,365
#   Kanto Denka Kogyo Co., Ltd...........................  18,000    194,465
    Kao Corp.............................................  13,800    743,174
    Kappa Create Co., Ltd................................   2,900     34,741
    Kasai Kogyo Co., Ltd.................................  13,400    132,600
    Kato Sangyo Co., Ltd.................................   8,100    195,396
    Kato Works Co., Ltd..................................  21,000     90,245
    KAWADA TECHNOLOGIES, Inc.............................   1,200     42,176
    Kawai Musical Instruments Manufacturing Co., Ltd.....   4,300     81,097
    Kawasaki Heavy Industries, Ltd....................... 302,000    888,447
#   Kawasaki Kisen Kaisha, Ltd........................... 360,000    883,647
    KDDI Corp............................................  65,400  2,006,937
    Keihan Holdings Co., Ltd............................. 126,000    905,991
    Keihanshin Building Co., Ltd.........................  12,700     63,356
    Keihin Co., Ltd......................................  29,000     38,579
    Keihin Corp..........................................  18,300    286,590
    Keikyu Corp..........................................  23,000    233,015
    Keio Corp............................................  30,000    279,136
    Keisei Electric Railway Co., Ltd.....................  32,000    419,508
    Keiyo Bank, Ltd. (The)...............................  99,000    421,964
    Keiyo Co., Ltd.......................................   9,500     49,551
    Kenedix, Inc.........................................  53,600    215,830
    Kenko Mayonnaise Co., Ltd............................   2,000     59,468
    Kewpie Corp..........................................  17,800    548,087
    Key Coffee, Inc......................................   4,400     84,555
    Keyence Corp.........................................     452    318,829
    KFC Holdings Japan, Ltd..............................   2,900     52,789
*   KI Holdings Co., Ltd.................................   2,000      6,136
    Kikkoman Corp........................................  13,000    461,596
    Kinden Corp..........................................  34,300    414,007
*   Kintetsu Department Store Co., Ltd...................   3,000     10,145

                                     1688

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE++
                                                          ------- ----------
JAPAN -- (Continued)
    Kintetsu Group Holdings Co., Ltd.....................  86,000 $  371,529
    Kintetsu World Express, Inc..........................  15,800    219,533
    Kinugawa Rubber Industrial Co., Ltd..................  17,000    128,738
    Kirin Holdings Co., Ltd..............................  83,740  1,437,167
    Kita-Nippon Bank, Ltd. (The).........................   2,100     60,075
    Kitagawa Iron Works Co., Ltd.........................  44,000     75,107
    Kitano Construction Corp.............................  11,000     27,292
    Kito Corp............................................   5,400     45,176
    Kitz Corp............................................  32,800    175,650
    Kiyo Bank, Ltd. (The)................................  29,200    424,855
#*  KLab, Inc............................................  15,600     92,356
*   KNT-CT Holdings Co., Ltd.............................  44,000     59,794
    Koa Corp.............................................  14,500    120,163
    Koatsu Gas Kogyo Co., Ltd............................   8,000     52,254
    Kobayashi Pharmaceutical Co., Ltd....................   5,200    245,418
    Kobe Bussan Co., Ltd.................................   3,100     61,780
    Kobe Steel, Ltd...................................... 716,000    619,613
    Kohnan Shoji Co., Ltd................................  11,700    239,702
    Kohsoku Corp.........................................   2,200     19,458
    Koito Manufacturing Co., Ltd.........................  19,000    938,164
*   Kojima Co., Ltd......................................   8,800     20,692
    Kokusai Co., Ltd.....................................   3,100     25,686
    Kokuyo Co., Ltd......................................  32,000    470,339
    KOMAIHALTEC, Inc.....................................  12,000     23,584
    Komatsu Wall Industry Co., Ltd.......................   3,200     50,892
    Komatsu, Ltd.........................................  68,100  1,323,302
    Komehyo Co., Ltd.....................................   3,500     35,837
    Komeri Co., Ltd......................................  12,800    288,094
    Konaka Co., Ltd......................................   7,400     36,547
    Konami Holdings Corp.................................  14,600    566,066
    Kondotec, Inc........................................   4,500     33,525
    Konica Minolta, Inc.................................. 122,200    982,074
    Konishi Co., Ltd.....................................  12,400    162,425
    Konoike Transport Co., Ltd...........................  11,000    127,258
    Kose Corp............................................   2,600    239,431
    Kosei Securities Co., Ltd. (The).....................   9,000     10,221
    Koshidaka Holdings Co., Ltd..........................   2,200     44,175
    Kotobuki Spirits Co., Ltd............................   1,500     45,440
    Krosaki Harima Corp..................................  29,000     70,187
    KRS Corp.............................................   2,700     64,171
    Kubota Corp..........................................  19,000    275,256
    Kubota Corp. Sponsored ADR...........................   4,000    291,460
    Kumagai Gumi Co., Ltd................................ 123,000    409,411
    Kura Corp............................................   4,200    221,553
    Kurabo Industries, Ltd...............................  76,000    142,504
    Kuraray Co., Ltd.....................................  98,700  1,244,808
    Kureha Corp..........................................  60,000    249,687
    Kurimoto, Ltd........................................  51,000     82,718
    Kurita Water Industries, Ltd.........................  22,000    487,636
    Kuriyama Holdings Corp...............................   4,200     49,295
    Kuroda Electric Co., Ltd.............................  16,200    296,580
    Kusuri No Aoki Co., Ltd..............................   3,600    185,611
    KYB Corp.............................................  74,000    262,959

                                     1689

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE++
                                                          ------- ----------
JAPAN -- (Continued)
    Kyocera Corp.........................................  11,600 $  549,559
    Kyocera Corp. Sponsored ADR..........................   6,742    317,413
    Kyodo Printing Co., Ltd..............................  22,000     70,590
    Kyoei Steel, Ltd.....................................   6,600    128,112
    Kyokuto Kaihatsu Kogyo Co., Ltd......................  11,000    113,190
    Kyokuto Securities Co., Ltd..........................   6,600     80,008
    Kyokuyo Co., Ltd.....................................  24,000     62,104
    KYORIN Holdings, Inc.................................  10,600    226,740
    Kyoritsu Maintenance Co., Ltd........................   3,960    289,721
    Kyoritsu Printing Co., Ltd...........................   3,500     10,436
    Kyosan Electric Manufacturing Co., Ltd...............  12,000     42,632
    Kyoto Kimono Yuzen Co., Ltd..........................   1,900     16,240
    Kyowa Exeo Corp......................................  30,500    396,785
    Kyowa Hakko Kirin Co., Ltd...........................   5,000     87,359
    Kyowa Leather Cloth Co., Ltd.........................   2,000     15,974
    Kyudenko Corp........................................  15,000    527,303
    Kyushu Electric Power Co., Inc.......................  19,000    178,013
    Kyushu Financial Group, Inc..........................  99,050    547,228
    LAC Co., Ltd.........................................   3,800     35,395
*   Laox Co., Ltd........................................   8,700     57,969
    Lasertec Corp........................................   7,500    105,006
    Lawson, Inc..........................................   3,500    269,494
    LEC, Inc.............................................   1,400     24,948
    Leopalace21 Corp.....................................  71,100    509,473
    Life Corp............................................   7,400    217,346
    Lintec Corp..........................................  16,400    347,185
    Lion Corp............................................  36,000    545,935
    LIXIL Group Corp.....................................  43,000    799,752
    Look, Inc............................................   8,000     10,901
    M3, Inc..............................................   8,600    275,192
    Mabuchi Motor Co., Ltd...............................   2,700    122,262
    Macnica Fuji Electronics Holdings, Inc...............  12,250    118,695
    Maeda Corp...........................................  54,000    490,506
    Maeda Kosen Co., Ltd.................................   4,900     52,718
    Maeda Road Construction Co., Ltd.....................  18,000    340,785
    Makino Milling Machine Co., Ltd......................  41,000    230,241
    Makita Corp..........................................   7,500    527,667
    Makita Corp. Sponsored ADR...........................   5,012    350,840
    Mamezou Holdings Co., Ltd............................   6,100     58,074
    Mamiya-Op Co., Ltd...................................   8,000      9,733
    Mandom Corp..........................................   3,000    132,296
    Mani, Inc............................................   5,600    113,858
    Marubeni Corp........................................ 264,400  1,229,216
    Marubun Corp.........................................   4,300     24,965
    Marudai Food Co., Ltd................................  38,000    182,132
#*  Maruei Department Store Co., Ltd.....................   5,000      3,980
    Marufuji Sheet Piling Co., Ltd.......................   3,000      6,887
    Maruha Nichiro Corp..................................  14,200    360,112
    Marui Group Co., Ltd.................................   7,100    102,394
    Maruka Machinery Co., Ltd............................   2,500     27,642
    Marusan Securities Co., Ltd..........................   5,900     48,846
    Maruwa Co., Ltd......................................   3,400    128,170
    Maruwa Unyu Kikan Co., Ltd...........................   1,600     45,630

                                     1690

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE++
                                                          ------- ----------
JAPAN -- (Continued)
    Maruyama Manufacturing Co., Inc......................  14,000 $   23,910
*   Maruzen CHI Holdings Co., Ltd........................   3,700     13,402
    Maruzen Showa Unyu Co., Ltd..........................  13,000     51,890
    Marvelous, Inc.......................................   6,100     46,833
    Matsuda Sangyo Co., Ltd..............................   5,700     73,795
    Matsui Construction Co., Ltd.........................   7,200     91,201
    Matsui Securities Co., Ltd...........................  11,700    102,503
    Matsumotokiyoshi Holdings Co., Ltd...................   9,800    432,145
    Matsuya Co., Ltd.....................................   5,100     38,683
    Matsuya Foods Co., Ltd...............................   3,000     83,750
    Max Co., Ltd.........................................  12,000    153,509
    Maxvalu Tokai Co., Ltd...............................   1,600     27,160
    Mazda Motor Corp..................................... 119,100  1,741,839
    McDonald's Holdings Co. Japan, Ltd...................   1,300     39,856
    MEC Co., Ltd.........................................   6,900     60,655
    Medical System Network Co., Ltd......................  10,600     56,174
    Medipal Holdings Corp................................  19,400    317,464
    Megachips Corp.......................................   8,700    105,457
    Megmilk Snow Brand Co., Ltd..........................  15,400    533,343
    Meidensha Corp.......................................  71,000    242,925
    MEIJI Holdings Co., Ltd..............................   9,774  1,019,001
    Meiji Shipping Co., Ltd..............................   7,600     23,134
*   Meiko Electronics Co., Ltd...........................   9,600     33,366
    Meiko Network Japan Co., Ltd.........................   7,400     79,073
    Meisei Industrial Co., Ltd...........................  14,100     67,754
    Meitec Corp..........................................   3,700    123,159
    Meiwa Corp...........................................   3,900     12,506
    Meiwa Estate Co., Ltd................................   2,200     12,267
    Michinoku Bank, Ltd. (The)...........................  75,000    141,191
    Micronics Japan Co., Ltd.............................  17,200    151,927
    Mie Bank, Ltd. (The).................................  49,000     97,872
    Mie Kotsu Group Holdings, Inc........................   2,300      8,388
    Mikuni Corp..........................................   7,500     23,155
    Milbon Co., Ltd......................................   1,696     73,094
    Mimasu Semiconductor Industry Co., Ltd...............   8,400     86,518
    Minato Bank, Ltd. (The)..............................  79,000    135,009
    Minebea Co., Ltd.....................................  90,300    716,111
    Ministop Co., Ltd....................................   6,400    107,479
    Miraca Holdings, Inc.................................  10,700    492,840
    Mirait Holdings Corp.................................  21,780    231,949
    Miroku Jyoho Service Co., Ltd........................     600      7,945
    Misawa Homes Co., Ltd................................  10,500     77,045
    MISUMI Group, Inc....................................  19,500    358,155
    Mitani Corp..........................................   3,700    113,985
    Mitani Sekisan Co., Ltd..............................   1,200     24,522
    Mito Securities Co., Ltd.............................  29,500     68,699
    Mitsuba Corp.........................................  14,800    174,886
    Mitsubishi Chemical Holdings Corp.................... 434,200  2,345,331
    Mitsubishi Corp......................................  62,500  1,075,292
    Mitsubishi Electric Corp............................. 147,000  1,713,793
    Mitsubishi Estate Co., Ltd...........................  21,000    390,549
    Mitsubishi Gas Chemical Co., Inc.....................  93,000    529,842
    Mitsubishi Heavy Industries, Ltd..................... 447,500  1,902,324

                                     1691

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                          --------- ----------
JAPAN -- (Continued)
    Mitsubishi Kakoki Kaisha, Ltd........................    35,000 $   66,526
    Mitsubishi Logistics Corp............................    19,000    264,549
    Mitsubishi Materials Corp............................   448,000  1,177,318
    Mitsubishi Motors Corp...............................   177,600    827,885
    Mitsubishi Nichiyu Forklift Co., Ltd.................    15,800     84,916
*   Mitsubishi Paper Mills, Ltd..........................   113,000     79,115
    Mitsubishi Pencil Co., Ltd...........................     3,400    165,764
    Mitsubishi Research Institute, Inc...................     2,200     68,175
    Mitsubishi Shokuhin Co., Ltd.........................     2,800     77,494
    Mitsubishi Steel Manufacturing Co., Ltd..............    80,000    133,625
    Mitsubishi Tanabe Pharma Corp........................    15,400    287,476
    Mitsubishi UFJ Financial Group, Inc..................   359,200  1,815,944
    Mitsubishi UFJ Financial Group, Inc. Sponsored ADR...   398,245  2,031,049
    Mitsubishi UFJ Lease & Finance Co., Ltd..............   173,500    698,097
    Mitsuboshi Belting, Ltd..............................    18,000    151,669
    Mitsui & Co., Ltd....................................    64,500    755,672
    Mitsui & Co., Ltd. Sponsored ADR.....................       919    215,064
    Mitsui Chemicals, Inc................................   215,000    909,411
    Mitsui Engineering & Shipbuilding Co., Ltd...........   298,000    433,394
    Mitsui Fudosan Co., Ltd..............................    34,000    735,954
    Mitsui High-Tec, Inc.................................     8,800     61,029
    Mitsui Home Co., Ltd.................................     9,000     40,046
    Mitsui Matsushima Co., Ltd...........................    44,000     42,370
    Mitsui Mining & Smelting Co., Ltd....................   235,000    445,991
    Mitsui OSK Lines, Ltd................................   321,000    683,664
    Mitsui Sugar Co., Ltd................................    21,000    104,659
    Mitsui-Soko Holdings Co., Ltd........................    44,000    116,158
*   Mitsumi Electric Co., Ltd............................    42,500    212,571
    Miyaji Engineering Group, Inc........................    17,000     24,774
    Miyazaki Bank, Ltd. (The)............................    74,000    214,443
    Miyoshi Oil & Fat Co., Ltd...........................    18,000     21,962
    Mizuho Financial Group, Inc.......................... 2,047,455  3,284,784
    Mizuho Financial Group, Inc. ADR.....................     5,047     16,100
    Mizuno Corp..........................................    44,000    230,150
    Mochida Pharmaceutical Co., Ltd......................     2,700    205,876
    Modec, Inc...........................................     8,600    134,103
    Monex Group, Inc.....................................    70,500    173,373
    MONEY SQUARE HOLDINGS, Inc...........................     1,300     11,262
    Monogatari Corp. (The)...............................     1,300     67,965
    MonotaRO Co., Ltd....................................    12,400    360,494
    MORESCO Corp.........................................     5,600     66,336
    Morinaga & Co., Ltd..................................    49,000    323,182
    Morinaga Milk Industry Co., Ltd......................    72,000    534,486
    Morita Holdings Corp.................................     9,000    123,409
    Morito Co., Ltd......................................     2,700     20,710
    Morozoff, Ltd........................................     6,000     25,431
    Mory Industries, Inc.................................     2,000      6,024
    Mr Max Corp..........................................     8,300     25,695
    MS&AD Insurance Group Holdings, Inc..................    24,813    714,905
    MTI, Ltd.............................................    14,200     94,598
    Murata Manufacturing Co., Ltd........................     8,013    978,400
    Musashi Seimitsu Industry Co., Ltd...................     8,500    174,736
    Musashino Bank, Ltd. (The)...........................    12,400    310,377

                                     1692

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE++
                                                          ------- ----------
JAPAN -- (Continued)
    Mutoh Holdings Co., Ltd..............................   8,000 $   18,012
    Nabtesco Corp........................................  16,300    438,458
    NAC Co., Ltd.........................................   6,500     55,079
    Nachi-Fujikoshi Corp.................................  72,000    234,362
    Nagaileben Co., Ltd..................................   2,000     47,453
    Nagano Bank, Ltd. (The)..............................  36,000     69,131
    Nagase & Co., Ltd....................................  37,900    441,071
    Nagatanien Holdings Co., Ltd.........................   7,000     87,405
    Nagawa Co., Ltd......................................   1,800     61,763
    Nagoya Railroad Co., Ltd.............................  81,000    455,025
    Nakabayashi Co., Ltd.................................   4,000     10,638
    Nakamuraya Co., Ltd..................................   8,917     41,319
    Nakanishi, Inc.......................................   2,800     96,636
    Nakano Corp..........................................   3,500     14,518
*   Nakayama Steel Works, Ltd............................  61,000     31,877
    Nankai Electric Railway Co., Ltd.....................  60,000    332,207
    Nanto Bank, Ltd. (The)...............................  80,000    313,763
    Natori Co., Ltd......................................   1,400     20,933
    NDS Co., Ltd.........................................   9,000     23,662
    NEC Capital Solutions, Ltd...........................   2,800     41,590
    NEC Corp............................................. 704,000  1,922,529
    NEC Networks & System Integration Corp...............  11,000    202,067
    NET One Systems Co., Ltd.............................  30,700    207,870
*   New Japan Chemical Co., Ltd..........................   8,500     11,337
*   New Japan Radio Co., Ltd.............................   7,500     26,353
    Nexon Co., Ltd.......................................  16,100    238,681
    Next Co., Ltd........................................   9,800     94,422
    NGK Insulators, Ltd..................................  26,000    620,725
    NGK Spark Plug Co., Ltd..............................  31,700    517,334
    NH Foods, Ltd........................................  43,000  1,045,683
    NHK Spring Co., Ltd..................................  66,400    580,298
    Nice Holdings, Inc...................................  16,000     22,604
    Nichi-iko Pharmaceutical Co., Ltd....................  14,200    305,719
    Nichias Corp.........................................  24,000    194,009
    Nichiban Co., Ltd....................................   1,000      7,317
    Nichiha Corp.........................................   9,600    185,773
    Nichii Gakkan Co., Ltd...............................   9,000     63,493
    Nichimo Co., Ltd.....................................   7,000     11,548
    Nichirei Corp........................................  97,000    925,594
    Nichireki Co., Ltd...................................   9,000     61,979
    Nidec Corp...........................................   3,618    328,337
    Nidec Corp. Sponsored ADR............................   8,634    195,905
    Nifco, Inc...........................................  14,200    797,492
    Nihon Chouzai Co., Ltd...............................   1,460     63,393
    Nihon Dempa Kogyo Co., Ltd...........................   9,500     79,334
    Nihon Eslead Corp....................................   2,100     21,184
    Nihon Flush Co., Ltd.................................   2,300     25,802
    Nihon House Holdings Co., Ltd........................  17,500     59,828
    Nihon Kohden Corp....................................  14,100    390,445
    Nihon M&A Center, Inc................................   6,100    373,946
    Nihon Nohyaku Co., Ltd...............................  18,500    100,140
    Nihon Parkerizing Co., Ltd...........................  27,500    331,004
    Nihon Plast Co., Ltd.................................   6,200     49,906

                                     1693

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE++
                                                          ------- ----------
JAPAN -- (Continued)
    Nihon Tokushu Toryo Co., Ltd.........................   2,200 $   22,603
    Nihon Trim Co., Ltd..................................   2,500    168,890
    Nihon Unisys, Ltd....................................  19,700    268,526
    Nihon Yamamura Glass Co., Ltd........................  33,000     52,041
    Nikkiso Co., Ltd.....................................  25,800    180,601
    Nikko Co., Ltd.......................................   5,000     16,469
    Nikkon Holdings Co., Ltd.............................  23,900    477,128
    Nikon Corp...........................................  30,500    430,988
    Nippi, Inc...........................................   6,000     39,093
    Nippo Corp...........................................  23,000    422,804
    Nippon Air Conditioning Services Co., Ltd............   2,800     14,704
    Nippon Carbide Industries Co., Inc...................  32,000     45,568
    Nippon Carbon Co., Ltd...............................  48,000     90,024
    Nippon Chemi-Con Corp................................  58,000     84,860
    Nippon Chemiphar Co., Ltd............................   9,000     40,692
    Nippon Coke & Engineering Co., Ltd...................  81,900     53,012
    Nippon Concrete Industries Co., Ltd..................  25,800     93,703
    Nippon Denko Co., Ltd................................  47,865     78,793
    Nippon Densetsu Kogyo Co., Ltd.......................  11,800    235,955
    Nippon Electric Glass Co., Ltd....................... 100,000    453,968
    Nippon Express Co., Ltd.............................. 114,000    575,066
    Nippon Fine Chemical Co., Ltd........................   1,900     14,487
    Nippon Flour Mills Co., Ltd..........................  43,000    313,720
    Nippon Gas Co., Ltd..................................  13,200    313,490
    Nippon Hume Corp.....................................   8,800     55,176
    Nippon Kayaku Co., Ltd...............................  42,000    434,432
*   Nippon Kinzoku Co., Ltd..............................  14,000     13,690
    Nippon Kodoshi Corp..................................   2,600     20,178
    Nippon Koei Co., Ltd.................................  32,000    102,152
    Nippon Koshuha Steel Co., Ltd........................  20,000     13,387
    Nippon Light Metal Holdings Co., Ltd................. 185,300    420,652
    Nippon Paint Holdings Co., Ltd.......................   9,300    254,067
    Nippon Paper Industries Co., Ltd.....................  39,600    720,515
    Nippon Parking Development Co., Ltd..................  60,400     72,674
    Nippon Piston Ring Co., Ltd..........................   3,700     52,676
    Nippon Road Co., Ltd. (The)..........................  23,000     94,232
    Nippon Seisen Co., Ltd...............................   4,000     16,035
*   Nippon Sharyo, Ltd...................................  25,000     67,607
*   Nippon Sheet Glass Co., Ltd.......................... 302,000    221,062
    Nippon Shokubai Co., Ltd.............................   6,700    421,392
    Nippon Signal Co., Ltd...............................  20,500    195,566
    Nippon Soda Co., Ltd.................................  58,000    254,454
    Nippon Steel & Sumikin Bussan Corp...................  61,520    210,537
    Nippon Steel & Sumitomo Metal Corp...................  81,002  1,522,803
    Nippon Suisan Kaisha, Ltd............................  88,600    439,797
    Nippon Synthetic Chemical Industry Co., Ltd. (The)...  21,000    130,584
    Nippon Telegraph & Telephone Corp....................   5,200    247,103
    Nippon Telegraph & Telephone Corp. ADR...............  12,740    604,258
    Nippon Thompson Co., Ltd.............................  38,000    124,439
    Nippon Valqua Industries, Ltd........................  31,000     80,756
    Nippon Yakin Kogyo Co., Ltd..........................  55,300     71,895
    Nippon Yusen K.K..................................... 536,000    948,582
    Nipro Corp...........................................  49,300    611,842

                                     1694

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE++
                                                          ------- ----------
JAPAN -- (Continued)
    Nishi-Nippon City Bank, Ltd. (The)................... 275,000 $  532,330
    Nishi-Nippon Railroad Co., Ltd.......................  72,000    375,365
    Nishimatsu Construction Co., Ltd..................... 104,000    515,629
    Nishimatsuya Chain Co., Ltd..........................  12,200    173,986
    Nishio Rent All Co., Ltd.............................   5,600    135,613
    Nissan Chemical Industries, Ltd......................  19,100    610,192
    Nissan Motor Co., Ltd................................ 336,000  3,255,326
    Nissan Shatai Co., Ltd...............................  19,600    195,588
    Nissan Tokyo Sales Holdings Co., Ltd.................   3,000      6,767
    Nissei ASB Machine Co., Ltd..........................   3,100     56,028
    Nissei Build Kogyo Co., Ltd..........................  22,000    120,831
    Nissei Plastic Industrial Co., Ltd...................   9,700     64,070
    Nissha Printing Co., Ltd.............................   7,600    150,443
    Nisshin Fudosan Co...................................   3,200     10,928
    Nisshin Oillio Group, Ltd. (The).....................  53,000    250,686
    Nisshin Seifun Group, Inc............................   3,930     64,874
    Nisshin Steel Co., Ltd...............................  36,740    455,553
    Nisshinbo Holdings, Inc..............................  55,100    512,795
    Nissin Corp..........................................  35,000    105,494
    Nissin Electric Co., Ltd.............................  12,000    206,344
    Nissin Foods Holdings Co., Ltd.......................     100      5,677
    Nissin Kogyo Co., Ltd................................  18,800    278,493
    Nitori Holdings Co., Ltd.............................   3,700    460,178
    Nitta Corp...........................................   3,700     92,049
    Nitta Gelatin, Inc...................................   4,400     32,963
    Nittetsu Mining Co., Ltd.............................  26,000     89,729
    Nitto Boseki Co., Ltd................................  46,000    166,731
    Nitto Denko Corp.....................................  16,700  1,119,248
    Nitto Kogyo Corp.....................................  10,200    139,683
    Nitto Kohki Co., Ltd.................................   2,500     58,064
    Nittoc Construction Co., Ltd.........................  12,900     57,290
    Noevir Holdings Co., Ltd.............................   1,900     57,926
    NOF Corp.............................................  38,000    327,784
    Nohmi Bosai, Ltd.....................................   8,400    126,032
    Nojima Corp..........................................   8,900    155,037
    NOK Corp.............................................  40,700    773,903
    Nomura Co., Ltd......................................   6,700    100,305
    Nomura Holdings, Inc................................. 199,000    895,730
    Nomura Holdings, Inc. Sponsored ADR.................. 119,749    535,278
    Nomura Real Estate Holdings, Inc.....................  41,300    712,266
    Nomura Research Institute, Ltd.......................   3,630    128,032
    Noritake Co., Ltd....................................  42,000     97,525
    Noritz Corp..........................................  10,300    201,492
    North Pacific Bank, Ltd.............................. 121,700    397,282
    NS Solutions Corp....................................  11,300    213,336
    NS United Kaiun Kaisha, Ltd..........................  47,000     61,959
    NSD Co., Ltd.........................................   6,930    114,730
    NSK, Ltd.............................................  99,700    838,625
    NTN Corp............................................. 183,000    588,364
    NTT Data Corp........................................  10,600    526,005
    NTT DOCOMO, Inc...................................... 149,700  4,066,501
    NTT DOCOMO, Inc. Sponsored ADR.......................   9,600    262,176
    NTT Urban Development Corp...........................  15,300    163,061

                                     1695

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES  VALUE++
                                                          ------- --------
JAPAN -- (Continued)
    Nuflare Technology, Inc..............................     600 $ 28,752
    Obara Group, Inc.....................................   6,600  271,739
    Obayashi Corp........................................  59,100  646,362
    Obayashi Road Corp...................................  10,000   70,872
    Obic Co., Ltd........................................   7,400  430,773
    Odakyu Electric Railway Co., Ltd.....................  23,000  272,297
    Odelic Co., Ltd......................................   1,200   44,280
    Oenon Holdings, Inc..................................  33,000   67,237
    Ogaki Kyoritsu Bank, Ltd. (The)...................... 127,000  417,931
    Ohashi Technica, Inc.................................   1,600   19,277
    Ohsho Food Service Corp..............................   3,800  145,174
    Oiles Corp...........................................   5,184   92,489
    Oita Bank, Ltd. (The)................................  46,000  148,708
    Oji Holdings Corp.................................... 195,000  813,217
    Okabe Co., Ltd.......................................  18,500  143,725
    Okamoto Industries, Inc..............................  12,000  123,524
    Okamoto Machine Tool Works, Ltd......................  24,000   27,767
    Okamura Corp.........................................  12,400  128,057
    Okasan Securities Group, Inc.........................  66,000  331,962
    Oki Electric Industry Co., Ltd....................... 333,000  452,696
    Okinawa Cellular Telephone Co........................   2,300   71,120
    Okinawa Electric Power Co., Inc. (The)...............   7,650  154,047
    OKK Corp.............................................  17,000   16,935
    OKUMA Corp...........................................  41,000  311,894
    Okumura Corp.........................................  63,000  371,932
    Okura Industrial Co., Ltd............................  12,000   35,350
    Okuwa Co., Ltd.......................................   5,000   51,248
    Olympic Group Corp...................................   1,500    7,778
    Olympus Corp.........................................  12,800  441,700
    Omron Corp...........................................  17,200  570,396
    ONO Sokki Co., Ltd...................................   2,500   21,011
    Onoken Co., Ltd......................................   6,900   83,970
    Onward Holdings Co., Ltd.............................  49,000  337,909
    Open House Co., Ltd..................................   4,000  113,586
    OPT Holding, Inc.....................................   5,600   41,924
    Optex Co., Ltd.......................................   1,300   30,057
    Oracle Corp. Japan...................................   2,400  146,007
    Organo Corp..........................................  10,000   39,097
*   Orient Corp..........................................  37,100   69,364
    Oriental Land Co., Ltd...............................   4,800  303,574
    Origin Electric Co., Ltd.............................   8,000   21,375
    Osaka Gas Co., Ltd...................................  91,000  367,262
    Osaka Organic Chemical Industry, Ltd.................   1,400    8,281
    Osaka Soda Co., Ltd..................................  37,000  158,514
    Osaka Steel Co., Ltd.................................   5,900  108,320
#   OSAKA Titanium Technologies Co., Ltd.................   6,200   78,826
    Osaki Electric Co., Ltd..............................  13,000  104,603
    OSG Corp.............................................  28,200  469,794
    OSJB Holdings Corp...................................  28,200   56,614
    Otsuka Corp..........................................   3,300  169,063
    Otsuka Holdings Co., Ltd.............................  11,500  546,709
    Outsourcing, Inc.....................................   2,000   75,043
    Pacific Industrial Co., Ltd..........................  14,800  166,434

                                     1696

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE++
                                                          ------- ----------
JAPAN -- (Continued)
*   Pacific Metals Co., Ltd..............................  59,000 $  159,692
    Pack Corp. (The).....................................   3,300     91,016
    Pal Co., Ltd.........................................   5,200    122,172
    PALTAC Corp..........................................  12,750    251,361
    PanaHome Corp........................................  24,000    189,224
    Panasonic Corp....................................... 168,000  1,615,603
    Panasonic Corp. Sponsored ADR........................  64,414    619,019
    Panasonic Industrial Devices SUNX Co., Ltd...........   5,800     35,167
    Paramount Bed Holdings Co., Ltd......................   5,000    189,869
    Parco Co., Ltd.......................................  10,500     88,061
    Park24 Co., Ltd......................................  13,100    443,674
    Pasco Corp...........................................  12,000     39,393
    Pasona Group, Inc....................................  10,000     65,227
    PC Depot Corp........................................   4,600     60,732
    Pegasus Sewing Machine Manufacturing Co., Ltd........   2,500     12,163
    Penta-Ocean Construction Co., Ltd....................  91,000    553,314
    Pigeon Corp..........................................  11,700    292,672
    Pilot Corp...........................................   6,600    287,467
    Piolax, Inc..........................................   3,500    177,322
*   Pioneer Corp......................................... 129,700    235,792
    Plenus Co., Ltd......................................   6,400    114,042
    Pocket Card Co., Ltd.................................   9,100     47,981
    Pola Orbis Holdings, Inc.............................   2,400    236,252
    Poletowin Pitcrew Holdings, Inc......................   4,500     34,820
    Press Kogyo Co., Ltd.................................  40,300    148,410
    Pressance Corp.......................................   3,300    146,710
    Prestige International, Inc..........................   7,300    110,169
    Prima Meat Packers, Ltd..............................  49,000    155,916
    Proto Corp...........................................   3,600     40,872
    PS Mitsubishi Construction Co., Ltd..................  19,300     72,955
    Qol Co., Ltd.........................................   1,800     25,802
    Raito Kogyo Co., Ltd.................................  17,000    199,369
    Rakuten, Inc.........................................  21,800    246,703
*   Rasa Industries, Ltd.................................  39,000     37,123
    Raysum Co., Ltd......................................   4,300     30,752
    Recruit Holdings Co., Ltd............................   4,500    170,936
    Relo Group, Inc......................................   2,600    405,704
    Renaissance, Inc.....................................     500      5,934
    Rengo Co., Ltd.......................................  81,000    531,745
    Resona Holdings, Inc................................. 346,300  1,381,317
    Resorttrust, Inc.....................................  14,600    330,397
    Rheon Automatic Machinery Co., Ltd...................   6,100     37,480
    Riberesute Corp......................................   3,100     21,295
    Ricoh Co., Ltd....................................... 168,481  1,488,037
    Ricoh Leasing Co., Ltd...............................   7,700    197,510
    Right On Co., Ltd....................................   7,700     86,148
    Riken Corp...........................................  33,000    114,124
    Riken Technos Corp...................................  17,100     75,333
    Riken Vitamin Co., Ltd...............................   1,900     89,338
    Ringer Hut Co., Ltd..................................   2,600     59,748
    Rinnai Corp..........................................   1,600    156,670
    Rion Co., Ltd........................................   1,500     20,982
    Riso Kagaku Corp.....................................   7,360    106,033

                                     1697

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES VALUE++
                                                          ------ --------
JAPAN -- (Continued)
    Riso Kyoiku Co., Ltd.................................  7,600 $ 33,679
    Rock Field Co., Ltd..................................  5,600   82,180
    Rohm Co., Ltd........................................ 10,800  459,551
    Rohto Pharmaceutical Co., Ltd........................ 18,400  317,621
    Rokko Butter Co., Ltd................................  2,100   47,433
    Roland DG Corp.......................................  5,300  110,213
    Round One Corp....................................... 26,200  177,121
    Royal Holdings Co., Ltd..............................  7,100  132,885
    Ryobi, Ltd........................................... 55,000  260,706
    Ryoden Corp.......................................... 16,000  100,553
    Ryohin Keikaku Co., Ltd..............................  2,500  555,030
    Ryosan Co., Ltd...................................... 13,300  410,002
    S Foods, Inc.........................................  4,500  121,006
    Sac's Bar Holdings, Inc..............................  5,350   57,015
    Saibu Gas Co., Ltd................................... 78,000  194,753
    Saizeriya Co., Ltd...................................  8,300  185,183
    Sakai Chemical Industry Co., Ltd..................... 28,000   76,309
    Sakai Heavy Industries, Ltd.......................... 16,000   28,521
    Sakai Moving Service Co., Ltd........................  4,000   97,329
    Sakai Ovex Co., Ltd.................................. 19,000   28,061
    Sakata INX Corp...................................... 16,800  213,800
    Sala Corp............................................  3,000   19,241
    SAMTY Co., Ltd.......................................  5,500   54,870
    San-A Co., Ltd.......................................  5,000  249,664
    San-Ai Oil Co., Ltd.................................. 25,000  167,848
    San-In Godo Bank, Ltd. (The)......................... 39,000  299,604
    Sanden Holdings Corp................................. 35,000  100,412
    Sanei Architecture Planning Co., Ltd.................  1,300   13,967
    Sangetsu Co., Ltd.................................... 11,800  229,346
    Sanken Electric Co., Ltd............................. 48,000  168,918
    Sanko Metal Industrial Co., Ltd......................  4,000   11,420
    Sankyo Co., Ltd......................................  7,100  258,509
    Sankyo Tateyama, Inc.................................  8,700  132,357
    Sankyu, Inc.......................................... 87,000  493,385
    Sanoh Industrial Co., Ltd............................ 10,500   58,140
    Sanrio Co., Ltd......................................  8,300  147,277
    Sansha Electric Manufacturing Co., Ltd...............  6,400   29,901
    Sanshin Electronics Co., Ltd......................... 14,700  129,615
    Santen Pharmaceutical Co., Ltd....................... 15,500  257,746
    Sanwa Holdings Corp.................................. 66,200  688,300
    Sanyo Chemical Industries, Ltd....................... 30,000  260,504
    Sanyo Denki Co., Ltd................................. 17,000   80,165
    Sanyo Electric Railway Co., Ltd......................  3,000   14,682
    Sanyo Housing Nagoya Co., Ltd........................  3,500   32,264
    Sanyo Special Steel Co., Ltd......................... 44,000  234,850
    Sanyo Trading Co., Ltd...............................  3,500   43,494
    Sapporo Holdings, Ltd................................ 27,200  762,657
    Sata Construction Co., Ltd...........................  2,600   10,137
    Sato Holdings Corp...................................  6,900  158,101
    Sato Restaurant Systems Co., Ltd.....................  5,400   43,118
    Satori Electric Co., Ltd............................. 11,200   73,874
    Sawada Holdings Co., Ltd.............................  7,000   67,560
    Sawai Pharmaceutical Co., Ltd........................  6,800  539,595

                                     1698

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE++
                                                          ------- ----------
JAPAN -- (Continued)
    Saxa Holdings, Inc...................................  23,000 $   44,150
    SBI Holdings, Inc....................................  79,930    865,577
    SBS Holdings, Inc....................................   8,400     58,014
    SCREEN Holdings Co., Ltd.............................  48,000    568,595
    Scroll Corp..........................................  19,900     73,339
    SCSK Corp............................................   4,900    204,405
    Secom Co., Ltd.......................................   7,000    527,314
    Sega Sammy Holdings, Inc.............................  49,500    542,034
    Seibu Holdings, Inc..................................   9,200    161,332
    Seika Corp...........................................  30,000     73,530
    Seikagaku Corp.......................................   9,900    161,163
    Seikitokyu Kogyo Co., Ltd............................  16,300     82,080
    Seiko Epson Corp.....................................  62,400  1,097,899
    Seiko Holdings Corp..................................  60,000    196,576
    Seino Holdings Co., Ltd..............................  58,100    591,683
    Seiren Co., Ltd......................................  14,100    137,229
    Sekisui Chemical Co., Ltd............................  72,000  1,047,151
    Sekisui House, Ltd...................................  71,000  1,182,951
    Sekisui Plastics Co., Ltd............................  18,000     58,943
    Senko Co., Ltd.......................................  33,000    206,747
    Senshu Electric Co., Ltd.............................   1,300     20,691
    Senshu Ikeda Holdings, Inc........................... 109,840    477,016
    Senshukai Co., Ltd...................................  13,800     95,248
    Seria Co., Ltd.......................................   3,600    293,367
    Seven & I Holdings Co., Ltd..........................  29,900  1,241,540
    Seven Bank, Ltd......................................  56,500    193,014
    SFP Dining Co., Ltd..................................   3,000     41,669
#*  Sharp Corp........................................... 291,000    259,901
    Shibaura Mechatronics Corp...........................  13,000     27,221
    Shibuya Corp.........................................   8,700    157,386
    Shidax Corp..........................................   1,700      7,913
    Shiga Bank, Ltd. (The)...............................  91,000    433,227
    Shikibo, Ltd.........................................  29,000     30,156
    Shikoku Bank, Ltd. (The).............................  85,000    185,092
    Shikoku Chemicals Corp...............................  17,000    155,027
    Shikoku Electric Power Co., Inc......................  24,000    250,659
    Shima Seiki Manufacturing, Ltd.......................  12,400    243,786
    Shimachu Co., Ltd....................................  19,200    431,149
    Shimadzu Corp........................................  28,000    405,236
    Shimano, Inc.........................................   2,900    453,533
    Shimizu Bank, Ltd. (The).............................   2,300     62,205
    Shimizu Corp.........................................  27,000    275,197
    Shimojima Co., Ltd...................................     700      7,491
    Shin Nippon Air Technologies Co., Ltd................   3,500     37,181
    Shin-Etsu Chemical Co., Ltd..........................  21,400  1,460,316
    Shin-Keisei Electric Railway Co., Ltd................   7,000     27,399
    Shinagawa Refractories Co., Ltd......................  17,000     30,285
    Shindengen Electric Manufacturing Co., Ltd...........  37,000    138,851
    Shinko Electric Industries Co., Ltd..................  35,200    192,657
    Shinko Plantech Co., Ltd.............................  12,500     90,477
    Shinko Shoji Co., Ltd................................   6,300     64,000
    Shinmaywa Industries, Ltd............................  37,000    245,271
    Shinnihon Corp.......................................  17,200    153,546

                                     1699

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE++
                                                          ------- ----------
JAPAN -- (Continued)
    Shinoken Group Co., Ltd..............................   1,700 $   36,911
    Shinsei Bank, Ltd.................................... 273,000    409,545
    Shinsho Corp.........................................  24,000     40,311
    Shionogi & Co., Ltd..................................   5,500    285,273
    Ship Healthcare Holdings, Inc........................   9,800    296,417
    Shiseido Co., Ltd....................................  31,300    876,925
    Shizuoka Bank, Ltd. (The)............................  50,000    371,043
    Shizuoka Gas Co., Ltd................................  26,400    198,563
    SHO-BOND Holdings Co., Ltd...........................   2,100    105,837
    Shochiku Co., Ltd....................................   9,000    103,042
    Shoei Foods Corp.....................................   3,800     49,425
*   Shoko Co., Ltd.......................................  25,000     17,785
    Showa Aircraft Industry Co., Ltd.....................   2,000     18,370
    Showa Corp...........................................  25,300    146,331
    Showa Denko KK.......................................  60,300    614,581
    Showa Sangyo Co., Ltd................................  28,000    134,197
    Showa Shell Sekiyu K.K...............................  45,500    408,067
    Siix Corp............................................   7,200    265,103
    Sinanen Holdings Co., Ltd............................  10,000     40,262
    Sinfonia Technology Co., Ltd.........................  62,000    109,748
    Sinko Industries, Ltd................................   4,800     55,367
    SKY Perfect JSAT Holdings, Inc.......................  55,000    242,401
    Skylark Co., Ltd.....................................  19,800    263,763
    SMC Corp.............................................   1,100    287,627
    SMK Corp.............................................  33,000    110,546
    SMS Co., Ltd.........................................   4,200     99,185
    Soda Nikka Co., Ltd..................................   3,000     14,112
    Sodick Co., Ltd......................................  16,000    125,179
    SoftBank Group Corp..................................  35,596  1,959,361
    Softbank Technology Corp.............................   2,600     54,420
    Software Service, Inc................................     300     12,528
    Sogo Medical Co., Ltd................................   4,600    176,005
    Sojitz Corp.......................................... 265,800    640,417
    Sompo Japan Nipponkoa Holdings, Inc..................  16,475    532,131
    Sony Corp............................................  60,300  1,979,461
    Sony Corp. Sponsored ADR.............................  51,518  1,721,216
    Sony Financial Holdings, Inc.........................  12,900    161,603
    Sotetsu Holdings, Inc................................  48,000    261,988
    Space Co., Ltd.......................................   4,200     48,581
    Sparx Group Co., Ltd.................................  27,000     47,992
    Square Enix Holdings Co., Ltd........................   5,900    183,921
    Srg Takamiya Co., Ltd................................   8,500     36,004
    ST Corp..............................................   1,400     16,009
    St Marc Holdings Co., Ltd............................   5,400    162,473
    Stanley Electric Co., Ltd............................  31,600    766,076
    Star Mica Co., Ltd...................................     600     10,478
    Star Micronics Co., Ltd..............................  11,300    132,889
    Start Today Co., Ltd.................................   6,000    285,930
    Starts Corp., Inc....................................   9,500    190,239
    Starzen Co., Ltd.....................................   2,500    100,075
    Stella Chemifa Corp..................................   2,500     89,831
    Studio Alice Co., Ltd................................   3,400     76,133
    Sugi Holdings Co., Ltd...............................   3,300    165,330

                                     1700

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE++
                                                          ------- ----------
JAPAN -- (Continued)
    Sumco Corp...........................................  61,700 $  458,272
    Sumida Corp..........................................  10,100     86,353
    Suminoe Textile Co., Ltd.............................  29,000     52,862
    Sumitomo Bakelite Co., Ltd...........................  66,000    316,732
    Sumitomo Chemical Co., Ltd........................... 333,355  1,475,418
    Sumitomo Corp........................................  51,600    541,240
    Sumitomo Dainippon Pharma Co., Ltd...................   9,000    168,224
    Sumitomo Densetsu Co., Ltd...........................   8,200     92,161
    Sumitomo Electric Industries, Ltd.................... 125,600  1,730,378
    Sumitomo Forestry Co., Ltd...........................  52,600    740,841
    Sumitomo Heavy Industries, Ltd....................... 176,000    835,022
    Sumitomo Metal Mining Co., Ltd.......................  81,000    973,610
    Sumitomo Mitsui Construction Co., Ltd................ 371,600    338,010
    Sumitomo Mitsui Financial Group, Inc................. 110,183  3,492,726
    Sumitomo Mitsui Trust Holdings, Inc.................. 202,440    672,752
    Sumitomo Osaka Cement Co., Ltd....................... 140,000    668,155
    Sumitomo Precision Products Co., Ltd.................  12,000     38,304
    Sumitomo Real Estate Sales Co., Ltd..................   6,100    130,426
    Sumitomo Realty & Development Co., Ltd...............   9,000    232,868
    Sumitomo Riko Co., Ltd...............................  19,500    174,329
    Sumitomo Rubber Industries, Ltd......................  60,500    853,939
    Sumitomo Seika Chemicals Co., Ltd....................  20,000    120,408
    Sumitomo Warehouse Co., Ltd. (The)...................  49,000    257,253
    Sun Corp.............................................   7,200     48,570
    Sun Frontier Fudousan Co., Ltd.......................  12,700    125,175
    Sun-Wa Technos Corp..................................   3,400     23,369
    Sundrug Co., Ltd.....................................   4,500    390,359
    Suntory Beverage & Food, Ltd.........................   4,100    178,261
    Suruga Bank, Ltd.....................................  39,200    893,812
    Suzuken Co., Ltd.....................................  19,360    617,469
    Suzuki Motor Corp....................................  33,700  1,032,040
*   SWCC Showa Holdings Co., Ltd......................... 102,000     63,480
    Sysmex Corp..........................................   7,800    540,320
    Systena Corp.........................................   2,400     39,588
    T Hasegawa Co., Ltd..................................   8,200    148,319
    T RAD Co., Ltd.......................................  26,000     49,858
    T&D Holdings, Inc....................................  53,800    548,652
    T&K Toka Co., Ltd....................................   5,600     50,205
    T-Gaia Corp..........................................   4,300     65,840
    Tabuchi Electric Co., Ltd............................  10,600     36,837
    Tachi-S Co., Ltd.....................................   7,900    135,783
    Tachibana Eletech Co., Ltd...........................   3,120     34,877
    Tadano, Ltd..........................................  43,000    414,883
    Taihei Dengyo Kaisha, Ltd............................  13,000    133,010
    Taiheiyo Cement Corp................................. 427,000  1,220,341
    Taiho Kogyo Co., Ltd.................................   6,900     73,946
    Taikisha, Ltd........................................   5,600    150,840
    Taiko Bank, Ltd. (The)...............................   1,000      2,169
    Taiko Pharmaceutical Co., Ltd........................   4,000     64,363
    Taisei Corp..........................................  45,000    404,696
    Taisei Lamick Co., Ltd...............................   1,100     31,389
    Taiyo Holdings Co., Ltd..............................   5,300    179,674
    Taiyo Nippon Sanso Corp..............................  68,700    661,266

                                     1701

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE++
                                                          ------- ----------
JAPAN -- (Continued)
    Taiyo Yuden Co., Ltd.................................  43,100 $  383,379
    Takagi Securities Co., Ltd...........................  10,000     13,040
    Takaoka Toko Co., Ltd................................   4,480     78,287
    Takara Holdings, Inc.................................  12,300    109,409
    Takara Leben Co., Ltd................................  36,800    287,671
    Takara Standard Co., Ltd.............................  30,000    288,379
    Takasago International Corp..........................   6,400    154,964
    Takasago Thermal Engineering Co., Ltd................   9,700    127,512
    Takashima & Co., Ltd.................................  16,000     26,444
    Takashimaya Co., Ltd.................................  72,000    545,500
*   Takata Corp..........................................  11,500     46,139
    Take And Give Needs Co., Ltd.........................   1,920      7,499
    Takeda Pharmaceutical Co., Ltd.......................  11,800    525,787
    Takeei Corp..........................................  10,100     86,281
    Takeuchi Manufacturing Co., Ltd......................  16,400    217,688
    Takihyo Co., Ltd.....................................   5,000     21,695
    Takiron Co., Ltd.....................................  19,000     92,609
    Takisawa Machine Tool Co., Ltd.......................  14,000     17,919
    Takuma Co., Ltd......................................  21,000    182,060
    Tama Home Co., Ltd...................................  10,000     46,171
#   Tamron Co., Ltd......................................   7,000    101,631
    Tamura Corp..........................................  28,000     85,572
*   Tanaka Chemical Corp.................................   5,400     43,549
    Tanseisha Co., Ltd...................................   7,800     60,264
    TASAKI & Co., Ltd....................................   3,000     36,308
    Tatsuta Electric Wire and Cable Co., Ltd.............  15,000     48,642
    Tayca Corp...........................................  13,000     66,246
    TBK Co., Ltd.........................................   7,000     25,760
    TDK Corp.............................................  14,900    914,208
    TDK Corp. Sponsored ADR..............................   7,012    441,335
    Teijin, Ltd.......................................... 267,000  1,004,221
    Teikoku Electric Manufacturing Co., Ltd..............   4,100     32,111
    Tekken Corp..........................................  43,000    157,953
    Terumo Corp..........................................  12,500    536,185
    THK Co., Ltd.........................................  29,600    584,824
    TIS, Inc.............................................  25,500    658,384
    Toa Corp.(6894434)...................................  11,000    107,140
    Toa Corp.(6894508)...................................  68,000    117,420
    Toa Oil Co., Ltd.....................................   6,000      6,950
    TOA ROAD Corp........................................  18,000     48,801
    Toagosei Co., Ltd....................................  43,200    432,742
    Tobishima Corp.......................................  63,700    116,356
    Tobu Railway Co., Ltd................................  43,000    231,855
    Tobu Store Co., Ltd..................................  10,000     28,987
    TOC Co., Ltd.........................................   8,800     74,441
    Tocalo Co., Ltd......................................   5,400    106,740
    Tochigi Bank, Ltd. (The).............................  31,000    127,204
    Toda Corp............................................  82,000    411,022
    Toda Kogyo Corp......................................  13,000     36,549
    Toei Co., Ltd........................................  12,000    108,271
    Toenec Corp..........................................  17,000     98,957
    Togami Electric Manufacturing Co., Ltd...............   4,000     15,831
    Toho Bank, Ltd. (The)................................  89,000    333,642

                                     1702

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE++
                                                          ------- ----------
JAPAN -- (Continued)
    Toho Co., Ltd.(6895211)..............................   1,800 $   42,029
    Toho Co., Ltd.(6895200)..............................   5,200    151,284
    Toho Gas Co., Ltd....................................  54,000    475,218
    Toho Holdings Co., Ltd...............................  14,100    316,409
    Toho Titanium Co., Ltd...............................  18,500    116,189
    Toho Zinc Co., Ltd...................................  62,000    208,908
    Tohoku Bank, Ltd. (The)..............................  19,000     27,165
    Tohoku Electric Power Co., Inc.......................  23,700    304,477
    Tokai Carbon Co., Ltd................................  77,000    198,413
    Tokai Corp...........................................   2,500     85,072
    TOKAI Holdings Corp..................................  27,400    179,035
    Tokai Lease Co., Ltd.................................   2,000      3,793
    Tokai Rika Co., Ltd..................................  17,700    335,949
    Tokai Tokyo Financial Holdings, Inc..................  70,300    325,801
    Tokio Marine Holdings, Inc...........................  33,800  1,308,304
    Tokushu Tokai Paper Co., Ltd.........................  39,000    138,943
*   Tokuyama Corp........................................  94,000    289,946
    Tokyo Dome Corp......................................  27,000    241,513
*   Tokyo Electric Power Co. Holdings, Inc...............  54,388    213,324
    Tokyo Electron Device, Ltd...........................   3,600     52,851
    Tokyo Electron, Ltd..................................  14,000  1,202,801
    Tokyo Energy & Systems, Inc..........................  13,000    147,988
    Tokyo Gas Co., Ltd...................................  98,000    417,177
    Tokyo Keiki, Inc.....................................  34,000     55,714
    Tokyo Ohka Kogyo Co., Ltd............................  15,300    453,378
    Tokyo Rakutenchi Co., Ltd............................   7,000     31,854
    Tokyo Rope Manufacturing Co., Ltd....................  52,000     85,135
    Tokyo Sangyo Co., Ltd................................   4,000     14,004
    Tokyo Seimitsu Co., Ltd..............................  12,000    281,969
    Tokyo Steel Manufacturing Co., Ltd...................  27,700    195,645
    Tokyo Tatemono Co., Ltd..............................  58,500    728,410
    Tokyo Tekko Co., Ltd.................................  12,000     44,181
    Tokyo Theatres Co., Inc..............................  21,000     23,800
    Tokyo TY Financial Group, Inc........................  10,413    272,165
    Tokyotokeiba Co., Ltd................................  49,000    110,871
    Tokyu Construction Co., Ltd..........................  22,100    231,263
    Tokyu Corp...........................................  49,000    402,703
    Tokyu Fudosan Holdings Corp.......................... 125,025    739,783
    Toli Corp............................................  17,000     54,470
    Tomato Bank, Ltd.....................................  11,000     16,513
    Tomen Devices Corp...................................     100      1,782
    Tomoe Corp...........................................   9,500     32,249
    Tomoe Engineering Co., Ltd...........................   2,100     31,953
    Tomoegawa Co., Ltd...................................   7,000     13,066
    Tomoku Co., Ltd......................................  21,000     62,532
    TOMONY Holdings, Inc.................................  66,100    247,760
    Tomy Co., Ltd........................................  30,000    270,052
    Tonami Holdings Co., Ltd.............................  16,000     42,775
    TonenGeneral Sekiyu K.K..............................  25,000    225,855
    Topcon Corp..........................................  40,000    382,610
    Toppan Forms Co., Ltd................................  18,700    206,355
    Toppan Printing Co., Ltd.............................  50,000    441,000
    Topre Corp...........................................  13,700    312,723

                                     1703

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE++
                                                          ------- ----------
JAPAN -- (Continued)
    Topy Industries, Ltd.................................  97,000 $  215,107
    Toray Industries, Inc................................ 167,000  1,521,353
    Toridoll.corp........................................   4,800    139,982
    Torii Pharmaceutical Co., Ltd........................   6,100    134,801
    Torishima Pump Manufacturing Co., Ltd................  12,100    132,448
    Tosei Corp...........................................  14,600    115,189
#*  Toshiba Corp......................................... 262,000    677,536
    Toshiba Machine Co., Ltd.............................  41,000    137,835
    Toshiba Plant Systems & Services Corp................   9,400    166,035
*   Toshiba TEC Corp.....................................  60,000    207,423
    Tosho Co., Ltd.......................................   1,600     70,415
    Tosoh Corp........................................... 246,000  1,248,160
    Totetsu Kogyo Co., Ltd...............................   7,700    243,578
    TOTO, Ltd............................................  12,500    535,681
    Tottori Bank, Ltd. (The).............................  13,000     21,740
    Tow Co., Ltd.........................................   5,100     30,310
    Towa Bank, Ltd. (The)................................  97,000     85,557
    Towa Corp............................................   6,900     75,288
    Towa Pharmaceutical Co., Ltd.........................   4,000    217,850
    Toyo Construction Co., Ltd...........................  26,300    134,686
    Toyo Denki Seizo K.K.................................  13,000     38,454
    Toyo Engineering Corp................................  25,000     80,485
    Toyo Ink SC Holdings Co., Ltd........................  71,000    307,266
    Toyo Kanetsu K.K.....................................  34,000     69,692
    Toyo Kohan Co., Ltd..................................  21,000     51,493
    Toyo Securities Co., Ltd.............................  41,000     76,457
    Toyo Seikan Group Holdings, Ltd......................  13,500    263,011
    Toyo Suisan Kaisha, Ltd..............................   5,800    257,596
    Toyo Tanso Co., Ltd..................................   4,900     72,752
    Toyo Tire & Rubber Co., Ltd..........................  36,900    369,521
    Toyo Wharf & Warehouse Co., Ltd......................  13,000     18,466
    Toyobo Co., Ltd...................................... 357,000    674,011
    Toyoda Gosei Co., Ltd................................  30,200    656,034
    Toyota Boshoku Corp..................................  20,100    459,594
    Toyota Motor Corp.................................... 151,055  8,464,336
    Toyota Motor Corp. Sponsored ADR.....................  41,028  4,578,725
    Toyota Tsusho Corp...................................  56,700  1,251,824
    TPR Co., Ltd.........................................   7,900    167,505
    Trancom Co., Ltd.....................................   2,000    128,824
    Transcosmos, Inc.....................................   5,800    165,964
    Trend Micro, Inc.....................................   7,700    279,583
    Trusco Nakayama Corp.................................   6,100    305,274
    TS Tech Co., Ltd.....................................  17,800    405,299
    Tsubakimoto Chain Co.................................  53,000    360,089
*   Tsudakoma Corp.......................................  12,000     14,129
    Tsugami Corp.........................................  11,000     46,886
    Tsukada Global Holdings, Inc.........................   2,000     14,172
    Tsukishima Kikai Co., Ltd............................  11,700    121,741
    Tsukuba Bank, Ltd....................................  32,200     99,976
    Tsukui Corp..........................................  12,000    189,491
    Tsumura & Co.........................................  17,100    482,584
    Tsuruha Holdings, Inc................................   5,000    568,565
    Tsurumi Manufacturing Co., Ltd.......................   6,100     90,876

                                     1704

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES  VALUE++
                                                          ------- --------
JAPAN -- (Continued)
    Tv Tokyo Holdings Corp...............................   5,300 $112,742
    Tyo, Inc.............................................  25,300   40,742
    U-Shin, Ltd..........................................   7,200   45,490
    UACJ Corp............................................  89,908  221,126
    Ube Industries, Ltd.................................. 424,200  739,568
    Uchida Yoko Co., Ltd.................................   5,000   22,558
    Uchiyama Holdings Co., Ltd...........................   1,500    6,273
    UKC Holdings Corp....................................   3,500   55,062
    Ulvac, Inc...........................................  14,900  461,646
    Unicharm Corp........................................  12,200  250,852
*   Uniden Holdings Corp.................................  12,000   14,431
    Union Tool Co........................................   2,100   60,269
    Unipres Corp.........................................  13,100  213,392
    United Arrows, Ltd...................................   5,100  142,143
    United Super Markets Holdings, Inc...................  20,300  195,911
*   Unitika, Ltd......................................... 264,000  159,447
*   Universal Entertainment Corp.........................   9,400  242,221
    Unizo Holdings Co., Ltd..............................   3,800  135,583
    UNY Group Holdings Co., Ltd..........................  76,600  620,135
*   Usen Corp............................................  32,570  101,987
    USS Co., Ltd.........................................  12,400  210,325
*   UT Group Co., Ltd....................................   5,700   25,266
    Utoc Corp............................................   2,600    7,958
    V Technology Co., Ltd................................   1,400  182,047
    Valor Holdings Co., Ltd..............................  13,900  380,578
    ValueCommerce Co., Ltd...............................   9,900   35,799
    Village Vanguard Co., Ltd............................   2,800   33,097
    Vital KSK Holdings, Inc..............................  12,300  115,954
    Vitec Holdings Co., Ltd..............................   4,800   47,416
    VT Holdings Co., Ltd.................................  29,600  156,503
    Wacoal Holdings Corp.................................  43,000  470,016
#   Wacom Co., Ltd.......................................  52,000  211,649
    Wakachiku Construction Co., Ltd......................  48,000   76,269
    Wakita & Co., Ltd....................................  16,200  109,137
    Warabeya Nichiyo Co., Ltd............................   5,200  109,492
    WATAMI Co., Ltd......................................   8,800   91,944
    WDB Holdings Co., Ltd................................   1,300   10,164
    Weathernews, Inc.....................................   1,400   43,180
    Welcia Holdings Co., Ltd.............................   4,300  283,713
    West Holdings Corp...................................   8,600   56,401
    West Japan Railway Co................................   7,300  451,557
    Wood One Co., Ltd....................................   7,000   16,345
    World Holdings Co., Ltd..............................   3,400   51,581
    Wowow, Inc...........................................   3,400   91,806
    Xebio Holdings Co., Ltd..............................   8,300  119,566
    Yahagi Construction Co., Ltd.........................  11,100  100,469
    Yahoo Japan Corp.....................................  36,500  160,905
    Yaizu Suisankagaku Industry Co., Ltd.................     500    4,906
    Yakult Honsha Co., Ltd...............................   1,900   90,738
    YAKUODO Co., Ltd.....................................   1,300   76,968
    YAMABIKO Corp........................................   8,400   66,278
    YAMADA Consulting Group Co., Ltd.....................   1,300   55,256
    Yamada Denki Co., Ltd................................  52,000  274,200

                                     1705

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE++
                                                          ------- ------------
JAPAN -- (Continued)
    Yamagata Bank, Ltd. (The)............................  51,000 $    216,985
    Yamaguchi Financial Group, Inc.......................  49,000      483,908
    Yamaha Corp..........................................  19,500      538,118
    Yamaha Motor Co., Ltd................................  55,000      925,993
    Yamaichi Electronics Co., Ltd........................   9,600       72,000
    Yamanashi Chuo Bank, Ltd. (The)......................  72,000      299,247
    Yamatane Corp........................................  46,000       61,826
    Yamato Corp..........................................   2,500       13,562
    Yamato Holdings Co., Ltd.............................  29,700      730,854
    Yamato Kogyo Co., Ltd................................  15,000      423,537
    Yamaya Corp..........................................   2,500       39,090
    Yamazaki Baking Co., Ltd.............................  31,000      851,653
    Yamazen Corp.........................................  17,100      146,866
    Yaoko Co., Ltd.......................................   3,800      177,334
    Yaskawa Electric Corp................................  31,800      433,386
    Yellow Hat, Ltd......................................   5,500      126,019
    Yokogawa Bridge Holdings Corp........................  11,700      132,106
    Yokogawa Electric Corp...............................  71,300      921,761
    Yokohama Reito Co., Ltd..............................  15,600      161,097
    Yokohama Rubber Co., Ltd. (The)......................  44,600      598,986
    Yokowo Co., Ltd......................................   3,300       19,341
    Yomiuri Land Co., Ltd................................  14,000       63,609
    Yondoshi Holdings, Inc...............................   1,600       32,639
    Yorozu Corp..........................................   6,900      107,481
    Yoshinoya Holdings Co., Ltd..........................  10,900      154,752
    Yuasa Trading Co., Ltd...............................   4,000       87,844
    Yuken Kogyo Co., Ltd.................................   9,000       15,443
    Yurtec Corp..........................................  16,000       94,390
    Yusen Logistics Co., Ltd.............................   8,800       96,833
    Yushin Precision Equipment Co., Ltd..................   1,200       22,931
    Yushiro Chemical Industry Co., Ltd...................   3,700       51,265
    Zenkoku Hosho Co., Ltd...............................   5,000      197,756
    Zenrin Co., Ltd......................................   5,700      103,708
    Zensho Holdings Co., Ltd.............................  40,500      649,642
    Zeon Corp............................................  62,000      511,631
    ZERIA Pharmaceutical Co., Ltd........................   4,200       66,374
    Zojirushi Corp.......................................   3,000       49,185
    Zuiko Corp...........................................     500       20,353
                                                                  ------------
TOTAL JAPAN..............................................          414,327,700
                                                                  ------------
MALAYSIA -- (0.7%)
    Aeon Co. M Bhd....................................... 153,100      102,005
    Aeon Credit Service M Bhd............................   7,500       26,175
    Affin Holdings Bhd................................... 109,590       57,426
    AirAsia Bhd.......................................... 453,200      326,541
*   Alam Maritim Resources Bhd........................... 106,700        8,442
    Alliance Financial Group Bhd......................... 293,300      287,178
    AMMB Holdings Bhd.................................... 434,800      459,868
    APM Automotive Holdings Bhd..........................  34,700       29,857
    Astro Malaysia Holdings Bhd..........................  71,800       51,595
    Axiata Group Bhd..................................... 145,065      203,021
    Batu Kawan Bhd.......................................  30,000      132,638
    Benalec Holdings Bhd.................................  48,000        5,192

                                     1706

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES  VALUE++
                                                          ------- --------
MALAYSIA -- (Continued)
    Berjaya Auto Bhd.....................................  22,100 $ 12,706
    Berjaya Corp. Bhd.................................... 857,000   73,769
*   Berjaya Land Bhd.....................................  76,000   12,880
    Berjaya Sports Toto Bhd..............................  97,159   78,279
#   BIMB Holdings Bhd.................................... 110,500  109,618
    Bonia Corp. Bhd......................................  82,000   11,797
    Boustead Holdings Bhd................................ 220,899  112,927
    Boustead Plantations Bhd.............................  22,500    8,072
    British American Tobacco Malaysia Bhd................   8,100   98,257
#*  Bumi Armada Bhd...................................... 913,000  168,081
    Bursa Malaysia Bhd...................................  72,400  153,215
#   Cahya Mata Sarawak Bhd............................... 134,100  118,704
    Can-One Bhd..........................................  18,400   16,154
    Carlsberg Brewery Malaysia Bhd Class B...............  30,500  107,627
    CB Industrial Product Holding Bhd.................... 102,800   49,219
    CIMB Group Holdings Bhd.............................. 408,908  441,365
    Coastal Contracts Bhd................................  42,800   15,895
    Cypark Resources Bhd.................................  22,100   10,879
*   Dayang Enterprise Holdings Bhd.......................  54,439   13,310
    Dialog Group Bhd..................................... 390,658  146,241
#   DiGi.Com Bhd......................................... 155,200  189,178
    DKSH Holdings Malaysia Bhd...........................  22,800   25,333
#   DRB-Hicom Bhd........................................ 336,400   74,828
    Dutch Lady Milk Industries Bhd.......................   2,400   37,732
#*  Eastern & Oriental Bhd............................... 218,229   91,108
*   Eco World Development Group Bhd...................... 312,300   99,046
    Ekovest Bhd.......................................... 110,400   42,507
    Evergreen Fibreboard Bhd............................. 210,750   49,942
#   Felda Global Ventures Holdings Bhd................... 365,000  166,112
    Gadang Holdings Bhd..................................  78,500   46,951
    Gamuda Bhd........................................... 209,400  247,962
    Genting Bhd.......................................... 268,600  542,816
    Genting Malaysia Bhd................................. 149,900  158,272
    Genting Plantations Bhd..............................   9,300   24,091
#   Globetronics Technology Bhd..........................  37,900   27,026
    Glomac Bhd...........................................  86,600   16,624
    HAP Seng Consolidated Bhd............................ 242,580  461,830
    Hap Seng Plantations Holdings Bhd....................  72,400   42,881
    Hartalega Holdings Bhd...............................  64,000   67,605
    Heineken Malaysia Bhd................................  23,000  101,734
#   Hock Seng LEE Bhd....................................  55,900   24,418
    Hong Leong Bank Bhd..................................  71,432  230,535
    Hong Leong Financial Group Bhd.......................  60,653  227,046
    Hong Leong Industries Bhd............................  31,400   68,677
    Hua Yang Bhd.........................................  48,800   21,583
    IHH Healthcare Bhd...................................  14,100   22,667
    IJM Corp. Bhd........................................ 983,720  819,337
    IJM Plantations Bhd..................................  72,500   58,794
#   Inari Amertron Bhd...................................  64,546   49,193
    Insas Bhd............................................ 128,000   20,479
    IOI Corp. Bhd........................................  81,326   84,563
    IOI Properties Group Bhd............................. 211,680  122,759
*   Iris Corp. Bhd....................................... 271,500    9,683

                                     1707

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES  VALUE++
                                                          ------- --------
MALAYSIA -- (Continued)
*   Iskandar Waterfront City Bhd.........................  91,000 $ 21,397
*   JAKS Resources Bhd................................... 137,900   31,526
#   Jaya Tiasa Holdings Bhd.............................. 170,800   46,224
    JCY International Bhd................................ 139,200   20,369
    Kian JOO CAN Factory Bhd.............................  56,700   41,819
#*  KNM Group Bhd........................................ 848,030   86,118
#   Kossan Rubber Industries.............................  59,300   97,049
    KPJ Healthcare Bhd...................................  66,550   69,968
#   KSL Holdings Bhd..................................... 149,692   41,555
    Kuala Lumpur Kepong Bhd..............................  27,100  154,027
    Kumpulan Perangsang Selangor Bhd.....................  43,300   11,075
#   Lafarge Malaysia Bhd.................................  54,000  105,494
    Land & General Bhd................................... 224,700   21,837
*   Landmarks Bhd........................................  74,700   14,182
    LBS Bina Group Bhd...................................  88,200   35,105
    Lingkaran Trans Kota Holdings Bhd....................  39,000   57,128
    LPI Capital Bhd......................................  19,020   75,075
    Magnum Bhd........................................... 126,800   74,796
    Mah Sing Group Bhd................................... 620,440  246,967
#   Malayan Banking Bhd.................................. 361,641  713,199
#   Malaysia Airports Holdings Bhd....................... 145,492  212,618
#   Malaysia Building Society Bhd........................ 188,428   31,994
    Malaysian Pacific Industries Bhd.....................  25,375   49,898
    Malaysian Resources Corp. Bhd........................ 395,950  113,892
    Malton Bhd...........................................  43,400    6,615
    Matrix Concepts Holdings Bhd.........................  81,900   50,951
#   Maxis Bhd............................................  54,500   80,621
    Media Prima Bhd...................................... 224,500   80,014
    Mega First Corp. Bhd.................................  18,600    8,423
    MISC Bhd............................................. 117,980  217,834
    Mitrajaya Holdings Bhd............................... 126,000   42,122
    MK Land Holdings Bhd................................. 131,800   10,366
    MKH Bhd..............................................  67,480   43,760
    MMC Corp. Bhd........................................ 284,000  146,697
*   MNRB Holdings Bhd....................................  17,800   10,598
*   Mudajaya Group Bhd...................................  54,900   16,492
    Muhibbah Engineering M Bhd........................... 115,700   63,278
*   Mulpha International Bhd............................. 518,800   28,684
#   My EG Services Bhd................................... 194,000   95,457
*   Naim Holdings Bhd....................................  48,600   22,049
    Nestle Malaysia Bhd..................................   2,400   46,583
    Nirvana Asia, Ltd.................................... 181,000   66,372
    Oldtown Bhd..........................................  93,900   44,579
    Oriental Holdings Bhd................................   6,200   10,056
    Padini Holdings Bhd.................................. 269,400  175,439
    Pantech Group Holdings Bhd...........................  52,739    7,458
    Paramount Corp. Bhd..................................  32,600   10,901
*   Parkson Holdings Bhd................................. 209,432   40,144
*   Perisai Petroleum Teknologi Bhd...................... 389,200   21,582
    Petronas Chemicals Group Bhd......................... 153,700  247,387
    Petronas Dagangan Bhd................................  17,100   97,840
    Petronas Gas Bhd.....................................  25,100  137,359
    Pharmaniaga Bhd......................................  29,900   41,365

                                     1708

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES   VALUE++
                                                          --------- --------
MALAYSIA -- (Continued)
    POS Malaysia Bhd.....................................   110,100 $ 77,168
    PPB Group Bhd........................................    33,840  133,131
    Press Metal Bhd......................................   122,800  125,829
    Protasco Bhd.........................................    96,000   35,384
    Public Bank Bhd......................................    88,140  422,525
#   Puncak Niaga Holdings Bhd............................    15,500    4,040
    QL Resources Bhd.....................................    84,050   90,072
    RCE Capital Bhd......................................    75,275   13,769
    RHB Capital Bhd......................................   124,343  155,703
    Salcon Bhd...........................................   181,700   28,392
    Sapurakencana Petroleum Bhd.......................... 1,155,143  410,174
    Sarawak Oil Palms Bhd................................    31,000   27,669
#   Scientex Bhd.........................................    24,000   74,895
*   Scomi Energy Services Bhd............................   213,100   10,775
*   Scomi Group Bhd......................................   335,900   12,486
    Selangor Properties Bhd..............................    24,800   28,143
    Shangri-La Hotels Malaysia Bhd.......................    15,100   19,448
*   Shell Refining Co. Federation of Malaya Bhd..........    15,500   11,627
    Sime Darby Bhd.......................................   161,919  295,461
#   SP Setia Bhd Group...................................    76,943   58,078
    Star Media Group Bhd.................................    50,500   32,478
#*  Sumatec Resources Bhd................................   598,000   14,839
#   Sunway Bhd...........................................   219,800  158,217
    Sunway Construction Group Bhd........................    21,980    8,904
#   Supermax Corp. Bhd...................................   136,500   69,766
    Suria Capital Holdings Bhd...........................    16,100    7,842
    Syarikat Takaful Malaysia Bhd........................    60,000   59,169
    Ta Ann Holdings Bhd..................................    80,257   66,433
    TA Enterprise Bhd....................................   333,600   41,012
    Taliworks Corp. Bhd..................................    90,300   31,971
    Tambun Indah Land Bhd................................    80,300   29,386
    TAN Chong Motor Holdings Bhd.........................   100,000   47,894
    TDM Bhd..............................................   270,100   45,501
    Telekom Malaysia Bhd.................................   103,348  173,535
    Tenaga Nasional Bhd..................................    71,550  252,849
    Time dotCom Bhd......................................    19,100   35,253
    Top Glove Corp. Bhd..................................   209,600  220,937
    Tropicana Corp. Bhd..................................   197,479   51,419
    TSH Resources Bhd....................................   164,100   75,455
#   Tune Protect Group Bhd...............................   205,700   82,987
    Uchi Technologies Bhd................................    37,400   14,897
#   UEM Edgenta Bhd......................................    98,900   85,443
#   UEM Sunrise Bhd......................................   632,358  161,931
#   UMW Holdings Bhd.....................................   136,500  191,410
*   UMW Oil & Gas Corp. Bhd..............................   272,500   60,267
#   Unisem M Bhd.........................................   147,200   97,391
    United Plantations Bhd...............................    11,300   73,686
    UOA Development Bhd..................................   120,300   70,966
#*  Uzma Bhd.............................................    60,100   28,173
#   VS Industry Bhd......................................   263,500   85,518
#   Wah Seong Corp. Bhd..................................    72,098   13,581
#   WCT Holdings Bhd.....................................   321,990  123,640
    WTK Holdings Bhd.....................................    72,500   18,715

                                     1709

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
MALAYSIA -- (Continued)
    Yinson Holdings Bhd..................................    77,900 $    58,852
#*  YNH Property Bhd.....................................   111,012      52,179
    YTL Corp. Bhd........................................ 1,577,883     647,786
    YTL Power International Bhd..........................   196,350      68,992
    Zhulian Corp. Bhd....................................    45,600      15,411
                                                                    -----------
TOTAL MALAYSIA...........................................            17,376,037
                                                                    -----------
MEXICO -- (1.1%)
    Alfa S.A.B. de C.V. Class A..........................   780,196   1,273,280
    Alpek S.A.B. de C.V..................................   193,325     342,933
    Alsea S.A.B. de C.V..................................   113,347     404,967
    America Movil S.A.B. de C.V. Series L................   494,914     284,806
    America Movil S.A.B. de C.V. Series L ADR............    23,684     273,076
    Arca Continental S.A.B. de C.V.......................   114,633     736,769
*   Axtel S.A.B. de C.V..................................   301,200      89,798
    Banregio Grupo Financiero S.A.B. de C.V..............    85,788     490,616
    Bolsa Mexicana de Valores S.A.B. de C.V..............    63,291     111,662
*   Cemex S.A.B. de C.V.................................. 2,040,431   1,555,080
    Coca-Cola Femsa S.A.B. de C.V. Series L..............     7,700      60,368
    Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR.........     4,452     349,838
    Consorcio ARA S.A.B. de C.V. Series *................   263,557      97,692
*   Controladora Vuela Cia de Aviacion S.A.B. de C.V.
      ADR................................................    10,947     198,141
    Corp. Inmobiliaria Vesta S.A.B. de C.V...............   115,620     165,999
    Corp. Moctezuma S.A.B. de C.V. Series *..............    73,800     228,288
    Credito Real S.A.B. de C.V. SOFOM ER.................    36,910      69,017
#*  Empresas ICA S.A.B. de C.V...........................   117,564      15,487
*   Financiera Independencia S.A.B. de C.V. SOFOM ENR....    32,800       6,560
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored
      ADR................................................    21,098   1,888,271
*   Genomma Lab Internacional S.A.B. de C.V. Class B.....   238,441     274,175
    Gentera S.A.B. de C.V................................   320,061     594,375
    Gruma S.A.B. de C.V. Class B.........................    70,384   1,013,304
*   Grupo Aeromexico S.A.B. de C.V.......................    63,856     124,511
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V... 34,200 212,861 Grupo Aeroportuario del Pacifico S.A.B. de C.V.
      ADR................................................     9,537     937,201
    Grupo Aeroportuario del Pacifico S.A.B. de C.V.
      Class B............................................    24,482     240,681
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR... 5,100 783,921 Grupo Aeroportuario del Sureste S.A.B. de C.V.
      Class B............................................     2,400      36,927
    Grupo Bimbo S.A.B. de C.V. Series A..................   157,200     469,755
    Grupo Carso S.A.B. de C.V. Series A1.................    97,100     396,116
    Grupo Cementos de Chihuahua S.A.B. de C.V............     1,100       2,875
    Grupo Comercial Chedraui S.A. de C.V.................   113,794     257,630
    Grupo Elektra S.A.B. de C.V..........................    13,973     206,577
*   Grupo Famsa S.A.B. de C.V. Class A...................    66,508      28,412
    Grupo Financiero Banorte S.A.B. de C.V. Class O......   197,896   1,083,942
    Grupo Financiero Inbursa S.A.B. de C.V. Class O......   215,141     345,373
#   Grupo Financiero Interacciones SA de C.V. Class O....    33,211     164,195
    Grupo Financiero Santander Mexico S.A.B. de C.V.
      Class B............................................   175,227     319,614
    Grupo Herdez S.A.B. de C.V. Series *.................    75,790     156,592
    Grupo Lala S.A.B. de C.V.............................    49,771     107,957
    Grupo Lamosa S.A.B. de C.V...........................    35,276      66,789
    Grupo Mexico S.A.B. de C.V. Series B.................   542,002   1,307,742
*   Grupo Pochteca S.A.B. de C.V.........................     3,616       1,674
    Grupo Sanborns S.A.B. de C.V.........................    32,918      41,433

                                     1710

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
MEXICO -- (Continued)
#*  Grupo Simec S.A.B. de C.V. Series B..................  39,212 $    87,590
*   Grupo Simec S.A.B. de C.V. Sponsored ADR.............   1,049       7,070
    Grupo Televisa S.A.B. Series CPO..................... 247,891   1,316,665
    Grupo Televisa S.A.B. Sponsored ADR..................  23,672     628,965
*   Hoteles City Express S.A.B. de C.V...................  45,777      48,585
*   Impulsora del Desarrollo y El Empleo en America
      Latina S.A.B. de C.V............................... 126,300     195,950
    Industrias Bachoco S.A.B. de C.V. Series B...........  56,734     245,757
    Industrias Bachoco S.A.B. de C.V. Sponsored ADR......     742      38,599
*   Industrias CH S.A.B. de C.V. Series B................  67,813     272,373
    Industrias Penoles S.A.B. de C.V.....................  32,724     838,188
    Infraestructura Energetica Nova S.A.B. de C.V........  20,968      84,621
    Kimberly-Clark de Mexico S.A.B. de C.V. Class A...... 235,012     531,190
*   La Comer S.A.B. de C.V............................... 137,995     122,908
*   Maxcom Telecomunicaciones S.A.B. de C.V..............  53,100       2,297
    Megacable Holdings S.A.B. de C.V.....................  96,919     392,845
    Mexichem S.A.B. de C.V............................... 282,838     617,115
*   Minera Frisco S.A.B. de C.V. Class A1................  70,600      58,099
*   OHL Mexico S.A.B. de C.V............................. 373,398     513,995
    Organizacion Cultiba S.A.B. de C.V...................  12,061      14,107
*   Organizacion Soriana S.A.B. de C.V. Class B.......... 155,527     382,804
    Promotora y Operadora de Infraestructura S.A.B. de
      C.V................................................  34,957     408,466
    Qualitas Controladora S.A.B. de C.V..................  36,600      51,142
*   Telesites S.A.B. de C.V.............................. 159,297      96,598
#   TV Azteca S.A.B. de C.V.............................. 271,617      44,183
#*  Urbi Desarrollos Urbanos S.A.B. de C.V...............  84,222           3
    Vitro S.A.B. de C.V. Series A........................  14,205      46,486
    Wal-Mart de Mexico S.A.B. de C.V..................... 155,904     355,877
                                                                  -----------
TOTAL MEXICO.............................................          25,219,758
                                                                  -----------
NETHERLANDS -- (2.1%)
    Aalberts Industries NV...............................  36,955   1,226,996
    Accell Group.........................................   9,838     255,440
#   Aegon NV(007924103)..................................  87,208     356,680
    Aegon NV(5927375)....................................  75,060     303,913
    AFC Ajax NV..........................................     546       5,306
    Akzo Nobel NV........................................  49,493   3,199,370
    Akzo Nobel NV Sponsored ADR..........................   1,500      32,430
*   Altice NV Class A....................................   9,484     140,789
*   Altice NV Class B....................................   5,112      75,641
    AMG Advanced Metallurgical Group NV..................   9,178     131,479
    Amsterdam Commodities NV.............................   6,538     167,070
    APERAM SA............................................  21,739     910,186
    Arcadis NV...........................................  21,828     292,123
*   ArcelorMittal(B03XPL1)...............................  22,210     143,874
*   ArcelorMittal(B295F26)............................... 149,655     975,751
    ASM International NV.................................  20,246     789,110
    ASML Holding NV......................................   9,664   1,059,313
    BE Semiconductor Industries NV.......................  14,201     421,702
    Beter Bed Holding NV.................................   7,072     162,020
    BinckBank NV.........................................  24,187     135,037
    Boskalis Westminster.................................  33,364   1,226,231
    Brunel International NV..............................   6,552     134,345
    Corbion NV...........................................  24,222     582,817

                                     1711

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
NETHERLANDS -- (Continued)
    Delta Lloyd NV....................................... 185,975 $   663,607
*   Fugro NV.............................................  28,354     503,809
    Gemalto NV...........................................  23,043   1,518,599
    GrandVision NV.......................................   7,566     205,870
*   Heijmans NV..........................................   7,697      71,600
    Heineken NV..........................................  22,194   2,094,569
    Hunter Douglas NV....................................   1,060      52,984
    IMCD Group NV........................................  11,411     484,015
    ING Groep NV Sponsored ADR........................... 157,227   1,762,515
    KAS Bank NV..........................................   4,269      45,678
    Kendrion NV..........................................   4,432     119,089
    Koninklijke Ahold Delhaize NV........................ 233,772   5,581,116
    Koninklijke Ahold Delhaize NV Sponsored ADR..........  53,733   1,279,377
    Koninklijke BAM Groep NV.............................  97,240     381,855
    Koninklijke DSM NV...................................  64,745   4,143,933
    Koninklijke KPN NV................................... 708,216   2,329,391
    Koninklijke Philips NV(500472303)....................  72,633   1,929,132
    Koninklijke Philips NV(5986622)......................  36,121     960,702
    Koninklijke Vopak NV.................................  25,178   1,294,448
    Nederland Apparatenfabriek...........................     514      16,741
    NN Group NV..........................................  27,257     735,198
*   Ordina NV............................................  54,448      97,403
*   PostNL NV............................................ 114,016     437,876
    Randstad Holding NV..................................  32,838   1,412,685
    RELX NV..............................................  60,337   1,087,236
    RELX NV Sponsored ADR................................  12,919     232,546
    SBM Offshore NV......................................  80,084   1,073,842
    Sligro Food Group NV.................................   7,287     277,678
*   SNS Reaal NV.........................................  38,309          --
    Telegraaf Media Groep NV.............................   4,962      20,254
    TKH Group NV.........................................  12,901     470,720
*   TomTom NV............................................  20,985     179,207
    Unilever NV(B12T3J1).................................  13,702     635,073
    Unilever NV(904784709)...............................  33,228   1,532,475
    Wessanen.............................................  16,358     199,473
    Wolters Kluwer NV....................................  70,283   2,957,062
                                                                  -----------
TOTAL NETHERLANDS........................................          49,515,381
                                                                  -----------
NEW ZEALAND -- (0.5%)
*   a2 Milk Co., Ltd.....................................  49,026      69,722
    Air New Zealand, Ltd................................. 219,465     349,581
    Auckland International Airport, Ltd.................. 241,092   1,285,669
    Chorus, Ltd.......................................... 126,230     408,665
    Chorus, Ltd. ADR.....................................   2,187      34,642
    Contact Energy, Ltd.................................. 126,788     494,945
    EBOS Group, Ltd......................................  18,550     221,294
    Fisher & Paykel Healthcare Corp., Ltd................  98,156     744,228
    Fletcher Building, Ltd.(6341606)..................... 155,180   1,086,247
    Fletcher Building, Ltd.(6341617).....................  12,299      85,631
    Fonterra Co-operative Group, Ltd.....................   5,955      24,472
    Freightways, Ltd.....................................  30,285     147,339
    Genesis Energy, Ltd..................................  90,815     145,494
    Hallenstein Glasson Holdings, Ltd....................     609       1,150

                                     1712

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
NEW ZEALAND -- (Continued)
    Heartland Bank, Ltd..................................    49,059 $    47,074
    Infratil, Ltd........................................   113,815     276,879
    Kathmandu Holdings, Ltd..............................     9,448      12,308
    Mainfreight, Ltd.....................................    25,494     317,497
    Mercury NZ, Ltd......................................   112,331     254,154
    Meridian Energy, Ltd.................................   113,716     229,985
    Metlifecare, Ltd.....................................    48,962     199,507
*   New Zealand Oil & Gas, Ltd...........................    51,054      17,012
    New Zealand Refining Co., Ltd. (The).................    57,566     101,763
    Nuplex Industries, Ltd...............................    63,072     242,043
*   NZME, Ltd............................................    83,243      50,292
    NZX, Ltd.............................................    14,855      10,950
    PGG Wrightson, Ltd...................................     8,757       2,820
    Port of Tauranga, Ltd................................    16,991     240,296
    Restaurant Brands New Zealand, Ltd...................    19,139      75,408
    Ryman Healthcare, Ltd................................    43,507     299,791
    Sanford, Ltd.........................................    12,229      49,570
    SKY Network Television, Ltd..........................   121,524     429,618
    SKYCITY Entertainment Group, Ltd.....................   221,530     810,134
    Spark New Zealand, Ltd...............................   421,958   1,203,948
    Steel & Tube Holdings, Ltd...........................    17,544      26,609
    Summerset Group Holdings, Ltd........................    59,122     202,454
    Tower, Ltd...........................................    42,638      41,028
    Trade Me Group, Ltd..................................   108,438     401,606
    TrustPower, Ltd......................................    13,045      76,994
    Vector, Ltd..........................................    54,504     136,293
    Warehouse Group, Ltd. (The)..........................    43,907      88,853
*   Xero, Ltd............................................     2,961      42,320
    Z Energy, Ltd........................................    15,033      93,097
                                                                    -----------
TOTAL NEW ZEALAND........................................            11,079,382
                                                                    -----------
NORWAY -- (0.6%)
    ABG Sundal Collier Holding ASA.......................    85,601      52,025
#*  Akastor ASA..........................................    62,139      61,697
    Aker ASA Class A.....................................    10,276     308,958
*   Aker Solutions ASA...................................    25,495     107,675
    American Shipping Co. ASA............................     4,970      14,633
    Atea ASA.............................................    30,080     314,609
    Austevoll Seafood ASA................................    33,395     294,473
    Bakkafrost P/F.......................................     7,072     275,529
    Bonheur ASA..........................................     2,286      12,753
    Borregaard ASA.......................................    16,332     131,789
    BW LPG, Ltd..........................................    28,505     101,643
    BW Offshore, Ltd..................................... 1,978,705      59,080
*   Deep Sea Supply P.L.C................................    40,840       8,543
*   Det Norske Oljeselskap ASA...........................    43,708     558,612
    DNB ASA..............................................    64,343     710,551
#*  DNO ASA..............................................   107,000     110,771
    Ekornes ASA..........................................     9,692     114,885
    Entra ASA............................................     6,794      72,176
*   Farstad Shipping ASA.................................     1,296       1,461
#*  Fred Olsen Energy ASA................................    20,918      41,536
#   Frontline, Ltd.......................................     8,682      68,422

                                     1713

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
NORWAY -- (Continued)
    Gjensidige Forsikring ASA............................   8,699 $   146,974
    Golar LNG, Ltd.......................................   3,007      50,999
    Grieg Seafood ASA....................................  10,941      72,775
#*  Hexagon Composites ASA...............................  21,960      66,508
    Hoegh LNG Holdings Ltd...............................   6,703      70,115
*   Kongsberg Automotive ASA............................. 187,622     130,511
    Kongsberg Gruppen ASA................................   4,332      64,761
    Kvaerner ASA.........................................  58,803      55,469
    Leroy Seafood Group ASA..............................   6,888     331,141
    Marine Harvest ASA...................................  23,685     403,943
#*  Nordic Semiconductor ASA.............................  18,887      85,214
    Norsk Hydro ASA...................................... 266,678   1,143,463
    Norsk Hydro ASA Sponsored ADR........................     800       3,384
*   Norske Skogindustrier ASA............................  59,211      25,406
#*  Norwegian Air Shuttle ASA............................   4,346     156,220
    Ocean Yield ASA......................................  14,899     122,582
*   Odfjell SE Class A...................................   2,716       8,790
    Opera Software ASA...................................  27,392     172,198
    Orkla ASA............................................   9,338      86,869
#*  Petroleum Geo-Services ASA...........................  87,100     175,070
#   Prosafe SE...........................................  87,005       7,290
#   Protector Forsikring ASA.............................  11,040      94,965
*   Q-Free ASA...........................................   7,742       8,706
#*  REC Silicon ASA...................................... 879,175     168,145
    Salmar ASA...........................................   8,154     254,282
    Schibsted ASA Class A................................   3,700     116,649
    Schibsted ASA Class B................................   3,700     109,158
#*  Seadrill, Ltd.(B09RMQ1)..............................  16,756      50,733
#*  Seadrill, Ltd.(B0HWHV8)..............................  79,622     236,477
*   Solstad Offshore ASA.................................     465         978
*   Songa Offshore....................................... 186,691       4,697
    SpareBank 1 SMN......................................  19,156     107,138
    SpareBank 1 SR-Bank ASA..............................  45,651     212,220
    Statoil ASA..........................................  94,291   1,498,987
    Statoil ASA Sponsored ADR............................  50,912     810,010
    Stolt-Nielsen, Ltd...................................   9,886     124,371
*   Storebrand ASA....................................... 120,597     458,228
#*  Subsea 7 SA..........................................  78,522     848,661
    Telenor ASA..........................................  29,211     489,038
    TGS Nopec Geophysical Co. ASA........................  40,842     684,351
    Tomra Systems ASA....................................  30,975     339,229
*   Treasure ASA.........................................  22,907      44,526
    Veidekke ASA.........................................  16,742     212,707
    Wilh Wilhelmsen ASA..................................  22,907      54,266
    Wilh Wilhelmsen Holding ASA Class A..................   3,841      72,715
    Yara International ASA...............................  15,955     520,153
                                                                  -----------
TOTAL NORWAY.............................................          14,322,893
                                                                  -----------
PERU -- (0.0%)
    Cementos Pacasmayo SAA ADR...........................   3,386      30,474
    Credicorp, Ltd.......................................   3,175     509,048

                                     1714

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES   VALUE++
                                                          --------- --------
PERU -- (Continued)
    Grana y Montero SAA Sponsored ADR....................    10,766 $ 87,743
                                                                    --------
TOTAL PERU...............................................            627,265
                                                                    --------
PHILIPPINES -- (0.3%)
    Aboitiz Equity Ventures, Inc.........................    96,000  159,181
    Aboitiz Power Corp...................................   185,200  177,971
    Alliance Global Group, Inc...........................   704,800  242,106
*   Atlas Consolidated Mining & Development Corp.........   113,900   10,292
    Ayala Corp...........................................    11,560  213,703
    Ayala Land, Inc......................................   233,300  195,713
    Bank of the Philippine Islands.......................    84,575  172,370
    BDO Unibank, Inc.....................................   193,725  465,858
    Belle Corp........................................... 1,295,800   88,624
*   Bloomberry Resorts Corp..............................   556,700   66,258
    Cebu Air, Inc........................................    79,700  184,406
    Century Properties Group, Inc........................   730,005    9,766
    China Banking Corp...................................    94,322   76,325
    Cosco Capital, Inc...................................   277,800   47,441
    D&L Industries, Inc..................................   405,200   85,446
    DMCI Holdings, Inc...................................   862,650  238,498
    DoubleDragon Properties Corp.........................    23,900   29,138
    EEI Corp.............................................   181,100   37,304
    Emperador, Inc.......................................   194,100   30,657
*   Empire East Land Holdings, Inc....................... 1,000,000   17,625
    Energy Development Corp.............................. 2,658,400  331,694
    Filinvest Land, Inc.................................. 3,876,000  160,336
    First Gen Corp.......................................   225,500  124,091
    First Philippine Holdings Corp.......................    96,560  145,166
    Globe Telecom, Inc...................................     5,830  280,724
    GT Capital Holdings, Inc.............................     4,030  131,797
    International Container Terminal Services, Inc.......   118,670  161,380
    JG Summit Holdings, Inc..............................    75,950  134,693
    Jollibee Foods Corp..................................    30,800  166,805
*   Lepanto Consolidated Mining Co.......................   269,000    1,401
    Lopez Holdings Corp..................................   713,700  115,900
    LT Group, Inc........................................   385,800  127,788
    Manila Electric Co...................................    18,880  129,914
    Manila Water Co., Inc................................   220,300  121,404
    Megaworld Corp....................................... 2,671,000  285,515
*   Melco Crown Philippines Resorts Corp.................   425,000   28,994
    Metro Pacific Investments Corp....................... 1,435,100  228,704
    Metropolitan Bank & Trust Co.........................    37,052   74,725
    Pepsi-Cola Products Philippines, Inc.................   343,700   24,974
    Petron Corp..........................................   494,900  112,515
*   Philex Mining Corp...................................   113,100   20,958
    Philippine Long Distance Telephone Co................     2,600  116,130
    Philippine Long Distance Telephone Co. Sponsored
       ADR...............................................     1,000   45,070
*   Philippine National Bank.............................    95,595  127,382
    Philippine Stock Exchange, Inc. (The)................       312    1,867
    Philweb Corp.........................................    57,200   19,052
    Premium Leisure Corp................................. 1,877,000   44,761
    Puregold Price Club, Inc.............................   133,600  136,136
    RFM Corp.............................................   196,000   17,811

                                     1715

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
PHILIPPINES -- (Continued)
    Rizal Commercial Banking Corp........................    90,960 $   62,393
    Robinsons Land Corp..................................   482,700    328,171
    Robinsons Retail Holdings, Inc.......................    51,200     93,689
    San Miguel Corp......................................   100,480    174,987
    San Miguel Pure Foods Co., Inc.......................     2,710     12,434
    Security Bank Corp...................................   124,644    579,743
    Semirara Mining & Power Corp.........................    47,880    121,427
    SM Investments Corp..................................     4,905     71,808
    SM Prime Holdings, Inc...............................   136,926     84,978
*   Top Frontier Investment Holdings, Inc................     3,465     14,196
    Trans-Asia Oil & Energy Development Corp.............   357,000     17,656
    Union Bank of the Philippines........................    70,785    107,605
    Universal Robina Corp................................    67,390    286,907
    Vista Land & Lifescapes, Inc......................... 2,085,600    265,930
                                                                    ----------
TOTAL PHILIPPINES........................................            8,188,293
                                                                    ----------
POLAND -- (0.3%)
    Agora SA.............................................     8,317     24,607
*   Alior Bank SA........................................    16,460    213,333
    Amica Wronki SA......................................       302     14,631
*   AmRest Holdings SE...................................     2,020    128,193
    Asseco Poland SA.....................................    28,233    387,920
    Bank Handlowy w Warszawie SA.........................     1,501     26,505
*   Bank Millennium SA...................................   134,769    158,302
    Bank Pekao SA........................................     1,979     62,632
    Bank Zachodni WBK SA.................................     1,804    129,626
*   Bioton SA............................................     9,806     20,751
    Boryszew SA..........................................    30,133     44,940
    Budimex SA...........................................     2,209    102,865
    CCC SA...............................................     2,271    103,620
*   CD Projekt SA........................................     8,254     73,717
    Ciech SA.............................................    10,050    148,568
*   Cyfrowy Polsat SA....................................    24,429    147,657
    Emperia Holding SA...................................     2,574     38,938
*   Enea SA..............................................    78,544    220,679
    Energa SA............................................     8,241     20,593
    Eurocash SA..........................................    13,468    180,965
*   Famur SA.............................................     6,474      4,652
*   Farmacol SA..........................................     2,588     32,311
*   Getin Holding SA.....................................    65,107     13,850
*   Getin Noble Bank SA..................................   326,189     35,926
    Grupa Azoty SA.......................................     6,113    113,846
    Grupa Kety SA........................................     2,152    185,398
*   Grupa Lotos SA.......................................    27,538    206,707
*   Impexmetal SA........................................    16,373     10,540
    ING Bank Slaski SA...................................     4,367    148,463
    Inter Cars SA........................................     1,704    121,867
*   Jastrzebska Spolka Weglowa SA........................    15,938    102,252
    Kernel Holding SA....................................    19,833    314,970
    KGHM Polska Miedz SA.................................    30,797    621,981
    LC Corp. SA..........................................    51,834     26,615
    LPP SA...............................................        85    107,159
    Lubelski Wegiel Bogdanka SA..........................     1,646     23,054

                                     1716

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
POLAND -- (Continued)
*   mBank SA.............................................      1,468 $  114,318
    Netia SA.............................................    114,614    129,477
    Neuca SA.............................................        155     14,244
    Orange Polska SA.....................................     70,702     97,797
    Orbis SA.............................................      4,643     72,552
*   Pelion SA............................................      1,918     21,676
    Pfleiderer Grajewo SA................................      2,336     17,973
    PGE Polska Grupa Energetyczna SA.....................    188,250    618,548
*   Polnord SA...........................................      9,078     24,027
    Polski Koncern Naftowy Orlen SA......................     53,743    861,122
    Polskie Gornictwo Naftowe i Gazownictwo SA...........    101,680    141,092
*   Powszechna Kasa Oszczednosci Bank Polski SA..........     35,904    219,451
    Powszechny Zaklad Ubezpieczen SA.....................     18,680    135,130
*   Rafako SA............................................      2,291      3,901
*   Sygnity SA...........................................      4,962      7,524
*   Synthos SA...........................................    180,014    182,926
*   Tauron Polska Energia SA.............................    367,492    290,286
    Trakcja SA...........................................     14,934     42,989
    Warsaw Stock Exchange................................      5,032     44,036
                                                                     ----------
TOTAL POLAND.............................................             7,357,702
                                                                     ----------
PORTUGAL -- (0.2%)
    Altri SGPS SA........................................     42,109    163,088
*   Banco BPI SA.........................................    171,222    213,664
*   Banco Comercial Portugues SA Class R................. 12,552,036    283,667
*   Banco Espirito Santo SA..............................    499,965         --
    CTT-Correios de Portugal SA..........................     21,026    176,232
    EDP - Energias de Portugal SA........................    150,256    515,415
    EDP Renovaveis SA....................................     66,089    534,907
    Galp Energia SGPS SA.................................     81,676  1,118,797
    Jeronimo Martins SGPS SA.............................     31,231    523,085
    Mota-Engil SGPS SA...................................     41,754     80,035
    Navigator Co SA (The)................................    121,116    384,241
    NOS SGPS SA..........................................     69,039    462,008
    REN - Redes Energeticas Nacionais SGPS SA............     71,755    218,233
    Semapa-Sociedade de Investimento e Gestao............      8,937    112,156
    Sonae Capital SGPS SA................................     50,652     33,444
    Sonae SGPS SA........................................    421,863    328,422
    Teixeira Duarte SA...................................     25,644      6,121
                                                                     ----------
TOTAL PORTUGAL...........................................             5,153,515
                                                                     ----------
RUSSIA -- (0.3%)
    Etalon Group, Ltd....................................     36,272     95,726
*   Exillon Energy P.L.C.................................      3,012      3,618
    Gazprom PJSC Sponsored ADR...........................    383,157  1,569,805
    Globaltrans Investment P.L.C. Sponsored GDR..........     12,202     49,168
*   Lenta, Ltd. GDR......................................     12,540     94,173
    LUKOIL PJSC Sponsored ADR............................      7,792    335,385
    Magnitogorsk Iron & Steel OJSC GDR...................     38,822    221,621
*   Mail.Ru Group, Ltd. GDR..............................      3,950     76,287
*   Mechel PJSC Sponsored ADR............................     16,260     23,740
    MegaFon PJSC GDR.....................................      7,128     70,417

                                     1717

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
RUSSIA -- (Continued)
    MMC Norilsk Nickel PJSC ADR..........................   9,287 $  135,961
    NOVATEK OJSC GDR.....................................     838     84,234
    Novolipetsk Steel PJSC GDR...........................  16,393    237,149
    PhosAgro PJSC GDR....................................   4,488     61,952
*   PIK Group PJSC GDR...................................  13,885     52,168
    Ros Agro P.L.C. GDR..................................   3,044     43,975
    Rosneft PJSC GDR.....................................  56,263    273,574
    Rostelecom PJSC Sponsored ADR........................   7,748     59,544
    RusHydro PJSC ADR.................................... 218,605    226,416
    Sberbank of Russia PJSC Sponsored ADR................  96,521    841,008
    Severstal PJSC GDR...................................  15,052    178,224
    Tatneft PJSC Sponsored ADR...........................  24,677    702,675
    TMK PJSC GDR.........................................   3,193      8,725
    VimpelCom, Ltd. Sponsored ADR........................  64,615    263,629
    VTB Bank PJSC GDR....................................  80,161    159,119
*   X5 Retail Group NV GDR...............................  12,244    267,095
                                                                  ----------
TOTAL RUSSIA.............................................          6,135,388
                                                                  ----------
SINGAPORE -- (0.8%)
*   Abterra, Ltd.........................................  32,000      8,432
    Accordia Golf Trust..................................  29,400     14,702
    Amara Holdings, Ltd..................................  25,000      7,771
    Aspial Corp., Ltd....................................  58,100     11,725
*   Ausgroup, Ltd........................................ 184,000      6,496
*   Banyan Tree Holdings, Ltd............................  54,000     17,264
    Bonvests Holdings, Ltd...............................  22,000     19,678
*   Boustead Projects, Ltd...............................  15,189      7,025
    Boustead Singapore, Ltd.............................. 132,133     78,755
    Breadtalk Group, Ltd.................................  27,000     22,614
*   Broadway Industrial Group, Ltd.......................  55,533      4,233
    Bukit Sembawang Estates, Ltd.........................  22,000     82,795
    Bund Center Investment, Ltd..........................  64,750     33,216
    CapitaLand, Ltd...................................... 218,800    519,505
    Centurion Corp., Ltd.................................  35,000      9,296
    China Aviation Oil Singapore Corp., Ltd..............  33,600     36,685
    China Everbright Water, Ltd.......................... 127,600     57,249
    Chip Eng Seng Corp., Ltd............................. 230,000    107,756
    City Developments, Ltd...............................  34,000    216,372
    ComfortDelGro Corp., Ltd............................. 235,000    496,880
#*  COSCO Corp. Singapore, Ltd........................... 376,000     81,903
    CSE Global, Ltd...................................... 225,000     76,407
#   CWT, Ltd............................................. 119,200    186,986
    Dairy Farm International Holdings, Ltd...............  15,400    102,983
    DBS Group Holdings, Ltd.............................. 132,383  1,530,459
*   Del Monte Pacific, Ltd............................... 179,159     48,354
    Delfi, Ltd...........................................   7,000     12,925
*   Dyna-Mac Holdings, Ltd............................... 150,000     11,262
    Elec & Eltek International Co., Ltd..................   5,000      4,345
#*  Ezion Holdings, Ltd.................................. 711,854    161,548
#*  Ezra Holdings, Ltd................................... 767,465     29,222
    Falcon Energy Group, Ltd.............................  66,000      8,734
    Far East Orchard, Ltd................................  34,076     39,092
#   First Resources, Ltd................................. 163,000    197,103

                                     1718

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
SINGAPORE -- (Continued)
*   Food Empire Holdings, Ltd............................    19,000 $    4,915
    Fragrance Group, Ltd.................................   206,000     25,960
    Frasers Centrepoint, Ltd.............................    54,200     61,339
*   Gallant Venture, Ltd.................................   119,000     17,436
    Genting Singapore P.L.C..............................   192,700    113,448
    GL, Ltd..............................................   132,000     79,791
    Global Logistic Properties, Ltd......................   129,100    185,132
*   Global Premium Hotels, Ltd...........................    11,680      2,524
*   GMG Global, Ltd......................................   123,600     51,769
    Golden Agri-Resources, Ltd........................... 1,549,000    417,270
    Great Eastern Holdings, Ltd..........................     4,000     65,517
    GuocoLand, Ltd.......................................    69,666     97,242
    Hi-P International, Ltd..............................   139,000     38,124
    Hiap Hoe, Ltd........................................    39,000     19,673
#   Ho Bee Land, Ltd.....................................    78,800    130,140
    Hong Fok Corp., Ltd..................................   120,120     63,413
    Hong Leong Asia, Ltd.................................    42,000     23,635
    Hongkong Land Holdings, Ltd..........................    22,200    142,440
    Hotel Grand Central, Ltd.............................    37,639     37,034
*   HTL International Holdings, Ltd......................    66,000     46,094
    Hutchison Port Holdings Trust........................ 1,747,900    831,656
    Hyflux, Ltd..........................................   196,400     85,148
    Indofood Agri Resources, Ltd.........................   175,000     60,383
    Innovalues, Ltd......................................    36,000     25,140
    Japfa, Ltd...........................................    27,600     16,861
    Jardine Cycle & Carriage, Ltd........................     8,255    242,530
    Keppel Corp., Ltd....................................   302,400  1,196,603
#   Keppel Infrastructure Trust..........................   375,557    141,552
    Keppel Telecommunications & Transportation, Ltd......    14,500     16,420
    Koh Brothers Group, Ltd..............................    48,000      9,876
    KSH Holdings, Ltd....................................    52,800     21,675
    Lian Beng Group, Ltd.................................   154,500     54,892
    Low Keng Huat Singapore, Ltd.........................    66,000     26,875
    M1, Ltd..............................................    47,000     92,156
    Mandarin Oriental International, Ltd.................     7,300      9,869
*   Marco Polo Marine, Ltd...............................    72,000      7,539
    Midas Holdings, Ltd..................................   397,100     72,702
*   Nam Cheong, Ltd......................................   302,000     15,186
    Nera Telecommunications, Ltd.........................    53,000     28,115
#*  Noble Group, Ltd..................................... 2,243,400    273,160
#   Olam International, Ltd..............................   158,800    226,048
    OUE, Ltd.............................................   121,500    136,058
    Oversea-Chinese Banking Corp., Ltd...................   278,582  1,796,990
    Oxley Holdings, Ltd..................................    80,000     23,334
    Pan-United Corp., Ltd................................    43,000     19,289
    Penguin International, Ltd...........................    41,666      9,375
    Q&M Dental Group Singapore, Ltd......................    60,300     31,529
    QAF, Ltd.............................................    36,907     30,896
    Raffles Education Corp., Ltd.........................   110,370     16,307
#   Raffles Medical Group, Ltd...........................   180,271    211,811
    Religare Health Trust................................    93,300     70,355
    Riverstone Holdings, Ltd.............................    54,200     36,187
    Rotary Engineering, Ltd..............................    55,000     16,436

                                     1719

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
SINGAPORE -- (Continued)
    SATS, Ltd............................................ 135,870 $   443,045
    SBS Transit, Ltd.....................................  11,500      20,098
#   SembCorp Industries, Ltd............................. 397,000     829,755
#   SembCorp Marine, Ltd................................. 268,200     286,181
    Sheng Siong Group, Ltd............................... 131,200      96,489
    SHS Holdings, Ltd....................................  97,000      13,877
    SIA Engineering Co., Ltd.............................  18,800      51,884
*   SIIC Environment Holdings, Ltd....................... 132,800      57,638
    Sim Lian Group, Ltd..................................  42,000      29,657
#   Sinarmas Land, Ltd................................... 473,600     160,827
    Sing Holdings, Ltd...................................  16,000       3,587
    Singapore Airlines, Ltd..............................  97,000     795,086
    Singapore Exchange, Ltd..............................  59,000     333,124
#   Singapore Post, Ltd.................................. 256,400     274,930
    Singapore Technologies Engineering, Ltd..............  98,000     241,568
    Singapore Telecommunications, Ltd.................... 390,000   1,222,995
#   Sino Grandness Food Industry Group, Ltd.............. 156,000      68,275
#   SMRT Corp., Ltd...................................... 144,000     175,218
    Stamford Land Corp., Ltd............................. 150,000      53,624
    StarHub, Ltd.........................................  42,800     125,355
    Sunningdale Tech, Ltd................................  38,000      30,391
    Super Group, Ltd..................................... 166,000      99,504
*   Swiber Holdings, Ltd................................. 105,749       8,597
    Tat Hong Holdings, Ltd............................... 151,000      61,803
    Tuan Sing Holdings, Ltd.............................. 136,107      29,514
    UMS Holdings, Ltd.................................... 156,000      69,222
#   United Engineers, Ltd................................ 180,900     310,345
    United Industrial Corp., Ltd......................... 109,813     223,906
    United Overseas Bank, Ltd............................  74,987   1,028,921
    UOB-Kay Hian Holdings, Ltd...........................  73,490      72,075
    UOL Group, Ltd....................................... 123,455     532,651
    UPP Holdings, Ltd....................................  64,000       9,230
    Valuetronics Holdings, Ltd........................... 125,200      46,824
#*  Vard Holdings, Ltd................................... 105,300      12,087
    Venture Corp., Ltd...................................  28,700     190,715
    Vibrant Group, Ltd...................................  38,717      11,622
    Wee Hur Holdings, Ltd................................ 112,500      21,010
    Wilmar International, Ltd............................  52,400     121,572
    Wing Tai Holdings, Ltd............................... 100,600     130,720
    Yeo Hiap Seng, Ltd...................................   7,068       7,224
*   Yongnam Holdings, Ltd................................ 124,875      19,249
                                                                  -----------
TOTAL SINGAPORE..........................................          20,046,016
                                                                  -----------
SOUTH AFRICA -- (2.0%)
*   Adbee Rf, Ltd........................................   4,879      11,786
    Adcock Ingram Holdings, Ltd..........................  27,649      95,351
    Adcorp Holdings, Ltd.................................  30,200      39,200
    Advtech, Ltd.........................................  91,117     100,212
    Aeci, Ltd............................................  49,414     336,439
*   African Bank Investments, Ltd........................ 160,097         670
    African Oxygen, Ltd..................................  21,153      30,454
    African Rainbow Minerals, Ltd........................  43,172     307,316
    Alexander Forbes Group Holdings, Ltd.................  32,188      14,511

                                     1720

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
SOUTH AFRICA -- (Continued)
*   Anglo American Platinum, Ltd.........................   4,627 $  147,111
*   AngloGold Ashanti, Ltd...............................   2,804     61,231
*   AngloGold Ashanti, Ltd. Sponsored ADR................ 171,502  3,757,609
*   ArcelorMittal South Africa, Ltd......................  85,910     52,698
    Ascendis Health, Ltd.................................  18,774     32,113
    Aspen Pharmacare Holdings, Ltd.......................  16,002    432,154
    Assore, Ltd..........................................  11,477    152,657
    Astral Foods, Ltd....................................  19,828    172,949
*   Attacq, Ltd..........................................  62,711     88,129
*   Aveng, Ltd........................................... 190,626     54,719
    AVI, Ltd............................................. 130,482    843,529
    Barclays Africa Group, Ltd...........................  60,511    669,320
    Barloworld, Ltd......................................  99,329    588,751
*   Bid Corp., Ltd.......................................  63,969  1,193,642
    Bidvest Group, Ltd. (The)............................  63,969    735,266
    Blue Label Telecoms, Ltd............................. 139,881    186,394
    Capitec Bank Holdings, Ltd...........................  14,213    630,379
    Cashbuild, Ltd.......................................   8,310    225,596
    Caxton and CTP Publishers and Printers, Ltd..........   3,193      3,218
    City Lodge Hotels, Ltd...............................  11,678    132,754
    Clicks Group, Ltd....................................  53,010    474,750
    Clover Industries, Ltd...............................  11,109     15,387
*   Consolidated Infrastructure Group, Ltd...............  10,002     19,014
    Coronation Fund Managers, Ltd........................  42,718    227,052
*   Curro Holdings, Ltd..................................   9,589     28,827
    DataTec, Ltd.........................................  90,498    327,507
    Discovery, Ltd.......................................  87,048    784,347
    Distell Group, Ltd...................................   5,376     64,347
*   Distribution and Warehousing Network, Ltd............  53,514     11,361
    DRDGOLD, Ltd......................................... 120,113     98,469
    EOH Holdings, Ltd....................................  34,170    348,979
*   Eqstra Holdings, Ltd.................................  14,728      2,948
*   Evraz Highveld Steel and Vanadium, Ltd...............   4,215         16
    Exxaro Resources, Ltd................................  42,056    251,915
    Famous Brands, Ltd...................................  23,381    231,689
    FirstRand, Ltd....................................... 287,230  1,005,119
    Foschini Group, Ltd. (The)...........................  69,517    745,942
    Gold Fields, Ltd. Sponsored ADR...................... 303,492  1,884,685
    Grand Parade Investments, Ltd........................  20,425      5,070
    Grindrod, Ltd........................................ 239,421    199,316
    Group Five, Ltd......................................  29,546     48,451
    Growthpoint Properties, Ltd..........................  60,188    114,216
*   Harmony Gold Mining Co., Ltd.........................  14,209     64,288
*   Harmony Gold Mining Co., Ltd. Sponsored ADR.......... 114,768    524,490
    Holdsport, Ltd.......................................   4,852     20,622
    Hudaco Industries, Ltd...............................  10,278     75,881
*   Impala Platinum Holdings, Ltd........................ 202,489    893,692
    Imperial Holdings, Ltd...............................  68,454    818,113
    Investec, Ltd........................................  46,599    280,990
    Invicta Holdings, Ltd................................   6,662     28,206
    JSE, Ltd.............................................  31,750    388,959
    KAP Industrial Holdings, Ltd......................... 130,048     60,797
*   Kumba Iron Ore, Ltd..................................  18,594    181,880

                                     1721

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
SOUTH AFRICA -- (Continued)
    Lewis Group, Ltd.....................................  54,272 $  169,973
    Liberty Holdings, Ltd................................  49,345    435,625
    Life Healthcare Group Holdings, Ltd.................. 204,574    556,636
    Massmart Holdings, Ltd...............................  41,727    435,699
    Merafe Resources, Ltd................................ 389,559     24,723
    Metair Investments, Ltd..............................  52,738     77,963
    MMI Holdings, Ltd.................................... 437,270    729,415
    Mondi, Ltd...........................................  24,210    490,636
    Mpact, Ltd...........................................  45,658    111,109
    Mr. Price Group, Ltd.................................  33,297    549,094
    MTN Group, Ltd....................................... 146,744  1,483,289
    Murray & Roberts Holdings, Ltd....................... 181,217    167,726
    Nampak, Ltd.......................................... 226,837    346,646
    Naspers, Ltd. Class N................................   3,169    497,290
    Nedbank Group, Ltd...................................  34,358    492,945
    Netcare, Ltd......................................... 253,546    587,477
    New Europe Property Investments P.L.C................  16,653    199,095
*   Northam Platinum, Ltd................................  92,367    342,932
    Oceana Group, Ltd....................................  11,953     94,898
    Omnia Holdings, Ltd..................................  26,191    311,122
    Peregrine Holdings, Ltd..............................  83,787    182,142
    Pick n Pay Stores, Ltd...............................  55,459    313,001
*   Pinnacle Holdings, Ltd...............................  38,098     45,274
    Pioneer Foods Group, Ltd.............................  23,333    300,578
    PPC, Ltd............................................. 145,848     82,796
    PSG Group, Ltd.......................................  36,708    524,423
    Raubex Group, Ltd....................................  31,926     43,947
    RCL Foods, Ltd.......................................  37,465     37,801
    Reunert, Ltd.........................................  72,688    327,360
*   Royal Bafokeng Platinum, Ltd.........................   5,187     19,396
    Sanlam, Ltd.......................................... 288,271  1,360,172
    Santam, Ltd..........................................  12,089    203,115
*   Sappi, Ltd........................................... 184,671    939,392
*   Sappi, Ltd. Sponsored ADR............................  35,009    176,795
    Sasol, Ltd...........................................   3,423     91,082
    Sasol, Ltd. Sponsored ADR............................  67,753  1,808,328
    Shoprite Holdings, Ltd...............................  43,729    640,851
    Sibanye Gold, Ltd.................................... 238,835  1,113,179
    Sibanye Gold, Ltd. Sponsored ADR.....................  20,552    383,295
    SPAR Group, Ltd. (The)...............................  37,112    553,963
    Spur Corp., Ltd......................................  10,572     23,999
    Standard Bank Group, Ltd............................. 160,996  1,608,076
*   Stefanutti Stocks Holdings, Ltd......................  21,041      6,056
    Steinhoff International Holdings NV.................. 314,204  1,987,383
    Sun International, Ltd...............................  30,539    183,847
*   Super Group, Ltd..................................... 152,784    447,368
    Telkom SA SOC, Ltd................................... 105,340    488,869
    Telkom SA SOC, Ltd. Sponsored ADR....................   1,800     33,642
    Tiger Brands, Ltd....................................  29,496    828,502
    Tongaat Hulett, Ltd..................................  51,727    445,646
    Trencor, Ltd.........................................  20,950     60,480
    Truworths International, Ltd.........................  89,647    576,991
    Tsogo Sun Holdings, Ltd.............................. 135,135    282,343

                                     1722

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
SOUTH AFRICA -- (Continued)
    Vodacom Group, Ltd...................................  18,968 $   219,833
    Wilson Bayly Holmes-Ovcon, Ltd.......................  24,669     212,039
    Woolworths Holdings, Ltd............................. 117,532     757,524
                                                                  -----------
TOTAL SOUTH AFRICA.......................................          46,737,264
                                                                  -----------
SOUTH KOREA -- (4.2%)
    Able C&C Co., Ltd....................................   1,655      47,646
*   Actoz Soft Co., Ltd..................................   1,966      36,298
    Advanced Nano Products Co., Ltd......................   2,915      42,889
*   Advanced Process Systems Corp........................   4,039      68,257
    Aekyung Petrochemical Co., Ltd.......................     652      59,996
    AfreecaTV Co., Ltd...................................   1,311      37,933
*   Agabang&Company......................................   3,646      27,050
    Ahnlab, Inc..........................................     579      29,012
*   AJ Rent A Car Co., Ltd...............................   6,524      60,875
    AK Holdings, Inc.....................................   1,291      76,594
    ALUKO Co., Ltd.......................................   7,857      39,693
    Amorepacific Corp....................................   1,320     457,028
    AMOREPACIFIC Group...................................   5,630     726,282
*   Amotech Co., Ltd.....................................   3,651      60,255
    Asia Cement Co., Ltd.................................     490      34,105
    ASIA Holdings Co., Ltd...............................     778      73,307
*   Asia Paper Manufacturing Co., Ltd....................   1,774      39,636
*   Asiana Airlines, Inc.................................  40,479     174,335
*   Automobile & PCB.....................................  20,938      45,094
    Avatec Co., Ltd......................................   4,139      28,674
    Baiksan Co., Ltd.....................................   6,645      41,835
*   BH Co., Ltd..........................................   3,736      26,393
    Binggrae Co., Ltd....................................     852      47,894
    Bluecom Co., Ltd.....................................   3,526      45,214
    BNK Financial Group, Inc............................. 104,973     826,116
*   Bohae Brewery Co., Ltd...............................  17,410      21,622
    Boryung Medience Co., Ltd............................   1,631      24,809
    Boryung Pharmaceutical Co., Ltd......................     827      49,121
*   Bubang Co., Ltd......................................   7,152      33,663
    Bukwang Pharmaceutical Co., Ltd......................   4,662     126,973
    Byucksan Corp........................................   4,818      27,704
*   CammSys Corp.........................................  14,666      39,363
*   Capro Corp...........................................  15,677      57,748
    Cell Biotech Co., Ltd................................     416      23,145
*   Celltrion Pharm, Inc.................................   2,200      47,983
#*  Celltrion, Inc.......................................   2,775     258,060
*   Chabiotech Co., Ltd..................................   5,500      78,989
*   Chadiostech Co., Ltd.................................   1,052       5,384
    Cheil Worldwide, Inc.................................   9,650     155,190
*   Chemtronics Co., Ltd.................................   2,829      14,826
*   China Great Star International, Ltd..................  36,692      63,566
    Chinyang Holdings Corp...............................   6,039      19,818
    Chokwang Paint, Ltd..................................   1,963      19,523
    Chong Kun Dang Pharmaceutical Corp...................   1,501     149,815
    Chongkundang Holdings Corp...........................     611      50,849
    CJ CGV Co., Ltd......................................   2,736     223,877
    CJ CheilJedang Corp..................................   1,826     643,045

                                     1723

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES VALUE++
                                                          ------ --------
SOUTH KOREA -- (Continued)
    CJ Corp..............................................  3,789 $679,294
    CJ E&M Corp..........................................  5,469  347,240
    CJ Freshway Corp.....................................    405   16,136
    CJ Hellovision Co., Ltd..............................  7,107   58,605
*   CJ Korea Express Corp................................    674  120,729
    CJ O Shopping Co., Ltd...............................  1,355  195,879
    CKD Bio Corp.........................................  1,355   35,678
*   Com2uSCorp...........................................  1,828  188,778
    Cosmax, Inc..........................................  1,371  177,624
*   Cosmochemical Co., Ltd...............................  3,760   17,105
*   COSON Co., Ltd.......................................  3,057   43,621
    Coway Co., Ltd.......................................  5,146  393,387
    Crown Confectionery Co., Ltd.........................  1,810   59,146
    D.I Corp.............................................  7,893   31,824
    Dae Dong Industrial Co., Ltd.........................  1,610   11,435
*   Dae Won Chemical Co., Ltd............................  6,000   15,364
    Dae Won Kang Up Co., Ltd.............................  9,910   42,572
*   Dae Young Packaging Co., Ltd......................... 26,795   25,991
*   Dae-Il Corp..........................................  7,510   65,430
*   Daechang Co., Ltd.................................... 10,260   11,983
    Daeduck Electronics Co............................... 11,360   79,870
    Daeduck GDS Co., Ltd.................................  7,981   94,818
*   Daehan New Pharm Co., Ltd............................  2,481   37,262
    Daehan Steel Co., Ltd................................  5,480   45,078
*   Daekyung Machinery & Engineering Co., Ltd............  6,151    7,884
    Daelim Industrial Co., Ltd...........................  8,179  614,485
    Daeryuk Can Co., Ltd.................................  3,847   23,191
    Daesang Corp.........................................  5,527  150,161
    Daesang Holdings Co., Ltd............................  5,320   59,844
*   Daewon Cable Co., Ltd................................ 24,654   41,127
    Daewon Pharmaceutical Co., Ltd.......................  2,304   45,870
#*  Daewoo Engineering & Construction Co., Ltd........... 28,310  157,655
*   Daewoo Shipbuilding & Marine Engineering Co., Ltd.... 36,833  147,312
    Daewoong Co., Ltd....................................  1,395   77,745
    Daewoong Pharmaceutical Co., Ltd.....................    956   81,240
    Daihan Pharmaceutical Co., Ltd.......................  2,245   64,342
    Daishin Securities Co., Ltd.......................... 21,293  200,932
*   Danal Co., Ltd.......................................  1,953   10,604
    Dayou Automotive Seat Technology Co., Ltd............ 37,291   68,537
    DGB Financial Group, Inc............................. 67,849  546,572
    Digital Power Communications Co., Ltd................ 10,110   34,738
#*  DIO Corp.............................................  1,639   83,788
    Display Tech Co., Ltd................................  6,360   29,427
    DK UIL Co., Ltd......................................  2,653   25,600
*   DNF Co., Ltd.........................................  3,673   45,472
    Dong Ah Tire & Rubber Co., Ltd.......................  3,857   90,750
    Dong-A Socio Holdings Co., Ltd.......................    370   54,271
    Dong-A ST Co., Ltd...................................    517   53,351
    Dong-Il Corp.........................................    161    8,648
    Dongbang Transport Logistics Co., Ltd................  7,998   20,753
*   DONGBU Co., Ltd...................................... 46,570   32,353
*   Dongbu HiTek Co., Ltd................................  9,811  156,093
    Dongbu Insurance Co., Ltd............................ 12,076  686,436

                                     1724

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
SOUTH KOREA -- (Continued)
*   Dongbu Securities Co., Ltd........................... 20,826 $ 71,754
    Dongil Industries Co., Ltd...........................    419   27,007
    Dongjin Semichem Co., Ltd............................ 11,572  117,430
    DongKook Pharmaceutical Co., Ltd.....................    327   19,373
    Dongkuk Industries Co., Ltd..........................  9,996   54,698
*   Dongkuk Steel Mill Co., Ltd.......................... 22,611  183,626
    Dongsung Chemical Co., Ltd...........................  1,451   32,683
    DONGSUNG Corp........................................  8,113   49,044
*   Dongwha Enterprise Co., Ltd..........................  1,121   38,639
    Dongwha Pharm Co., Ltd...............................  2,515   22,299
    Dongwon Development Co., Ltd......................... 14,617   64,529
    Dongwon F&B Co., Ltd.................................    458   95,372
    Dongwon Industries Co., Ltd..........................    550  138,760
    Dongwon Systems Corp.................................    557   31,276
    Dongyang E&P, Inc....................................  1,741   21,322
    Doosan Corp..........................................  3,852  388,165
*   Doosan Engine Co., Ltd............................... 19,065   77,075
    Doosan Heavy Industries & Construction Co., Ltd...... 16,245  381,926
#*  Doosan Infracore Co., Ltd............................ 46,422  331,342
*   Dragonfly GF Co., Ltd................................  2,683   23,423
    DRB Holding Co., Ltd.................................  4,369   56,315
    DuzonBIzon Co., Ltd..................................  4,560   94,747
    DY Corp..............................................  8,589   48,390
    e Tec E&C, Ltd.......................................    651   71,283
    e-LITECOM Co., Ltd...................................  3,410   36,583
    E-MART, Inc..........................................  6,176  902,247
    E1 Corp..............................................    840   48,443
    Eagon Industrial, Ltd................................  2,350   27,386
    Easy Bio, Inc........................................ 14,232   82,749
*   Eco Energy Holdings Co., Ltd.........................  3,056   46,101
*   Ecopro Co., Ltd......................................  3,871   42,757
    Elentec Co., Ltd.....................................  8,635   55,797
*   ELK Corp.............................................  3,517    6,144
*   EM-Tech Co., Ltd.....................................  2,896   34,578
*   Emerson Pacific, Inc.................................  1,198   41,108
    Enex Co., Ltd........................................ 10,966   31,120
    ENF Technology Co., Ltd..............................  2,889   53,263
#   Eo Technics Co., Ltd.................................  1,515  145,984
    Eugene Corp.......................................... 27,119  128,993
*   Eugene Investment & Securities Co., Ltd.............. 49,862  128,008
    Eugene Technology Co., Ltd...........................  1,646   28,090
    Eusu Holdings Co., Ltd...............................  6,296   59,013
    EVERDIGM Corp........................................  5,587   49,613
    F&F Co., Ltd.........................................  2,079   27,238
*   Farmsco..............................................  1,871   24,398
*   Feelux Co., Ltd......................................  8,814   32,459
    Fila Korea, Ltd......................................  1,938  153,130
    Fine Technix Co., Ltd................................ 12,615   33,755
    Gaon Cable Co., Ltd..................................  1,340   28,721
    Geumhwa PSC Co., Ltd.................................    634   21,874
*   Global Display Co., Ltd..............................  5,442   16,961
#*  GNCO Co., Ltd........................................ 24,520   56,017
    Golfzon Co., Ltd.....................................    455   30,336

                                     1725

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
SOUTH KOREA -- (Continued)
#   GOLFZONYUWONHOLDINGS Co., Ltd........................ 11,193 $   84,211
    Grand Korea Leisure Co., Ltd.........................  2,950     68,530
    Green Cross Corp.....................................    899    140,743
#   Green Cross Holdings Corp............................  5,200    159,331
#*  GS Engineering & Construction Corp................... 15,000    385,587
*   GS Global Corp....................................... 24,411     53,509
    GS Holdings Corp..................................... 24,044  1,038,923
    GS Retail Co., Ltd...................................  5,253    236,894
*   Halla Corp...........................................  3,187     14,472
#   Halla Holdings Corp..................................  2,468    139,118
    Han Kuk Carbon Co., Ltd..............................  9,360     55,604
    Hana Financial Group, Inc............................ 31,640    779,022
    Hana Micron, Inc.....................................  5,142     32,373
#   Hana Tour Service, Inc...............................  1,927    124,194
    Hancom, Inc..........................................  2,680     46,331
    Handok, Inc..........................................    929     26,827
    Handsome Co., Ltd....................................  2,400     83,565
#   Hanil Cement Co., Ltd................................  1,727    133,199
*   Hanjin Heavy Industries & Construction Co., Ltd...... 37,545    150,255
*   Hanjin Heavy Industries & Construction Holdings Co.,
      Ltd................................................  4,374     22,144
#   Hanjin Kal Corp...................................... 16,160    254,356
#*  Hanjin Shipping Co., Ltd............................. 47,647     89,637
    Hanjin Transportation Co., Ltd.......................  2,853     81,199
    Hankook Shell Oil Co., Ltd...........................    167     66,788
    Hankook Tire Co., Ltd................................ 23,141  1,120,842
    Hanmi Pharm Co., Ltd.................................  1,107    604,963
#   Hanmi Science Co., Ltd...............................  1,206    155,188
#   Hanmi Semiconductor Co., Ltd.........................  6,243     83,943
    Hanon Systems........................................ 20,050    205,487
    Hansae Co., Ltd......................................  1,440     39,666
    Hansae Yes24 Holdings Co., Ltd.......................  3,090     35,276
*   Hanshin Construction.................................  1,319     25,594
    Hansol Chemical Co., Ltd.............................  1,636    116,791
*   Hansol Holdings Co., Ltd............................. 24,316    154,818
*   Hansol HomeDeco Co., Ltd............................. 25,503     42,486
    Hansol Logistics Co., Ltd............................  2,761      6,870
    Hansol Paper Co., Ltd................................  4,183     85,268
#*  Hansol Technics Co., Ltd.............................  4,649     87,144
#   Hanssem Co., Ltd.....................................  1,492    229,304
    Hanwha Chemical Corp................................. 25,208    576,648
    Hanwha Corp.......................................... 22,662    721,910
    Hanwha Galleria Timeworld Co., Ltd...................    469     19,772
    Hanwha General Insurance Co., Ltd.................... 17,523    110,157
#*  Hanwha Investment & Securities Co., Ltd.............. 29,811     83,836
    Hanwha Life Insurance Co., Ltd....................... 55,195    284,735
    Hanwha Techwin Co., Ltd..............................  6,762    327,026
    Hanyang Eng Co., Ltd.................................  3,452     42,222
    Hanyang Securities Co., Ltd..........................  1,630     11,273
*   Harim Holdings Co., Ltd.............................. 16,954     81,808
#   Heung-A Shipping Co., Ltd............................ 61,646     75,946
    Hite Jinro Co., Ltd..................................  7,642    153,555
    Hitejinro Holdings Co., Ltd..........................  3,737     45,683
    HMC Investment Securities Co., Ltd...................  6,193     59,502

                                     1726

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
SOUTH KOREA -- (Continued)
#   Hotel Shilla Co., Ltd................................  5,490 $  292,566
    HS Industries Co., Ltd............................... 11,008    105,147
    HS R&A Co., Ltd......................................  1,311     43,201
    Huchems Fine Chemical Corp...........................  4,489     78,342
    Humax Co., Ltd.......................................  8,415    109,763
*   Huons Co., Ltd.......................................    565     45,430
    Huons Global Co., Ltd................................  1,534     70,507
    Huvis Corp...........................................  4,510     32,725
    Hwa Shin Co., Ltd....................................  8,784     58,738
    HwaSung Industrial Co., Ltd..........................  4,337     49,467
    Hy-Lok Corp..........................................  2,898     58,338
    Hyosung Corp.........................................  6,747    838,465
*   Hyundai BNG Steel Co., Ltd...........................  4,605     48,768
    Hyundai C&F, Inc.....................................  1,010     16,107
    Hyundai Corp.........................................  3,966     83,047
    Hyundai Department Store Co., Ltd....................  3,692    409,643
    Hyundai Development Co-Engineering & Construction....  9,412    373,142
*   Hyundai Elevator Co., Ltd............................  3,637    200,830
    Hyundai Engineering & Construction Co., Ltd.......... 26,543    875,785
    Hyundai Engineering Plastics Co., Ltd................  5,366     46,531
    Hyundai Glovis Co., Ltd..............................    681    102,284
    Hyundai Greenfood Co., Ltd...........................  7,583    125,782
*   Hyundai Heavy Industries Co., Ltd....................  5,361    602,896
    Hyundai Home Shopping Network Corp...................  1,440    156,209
    Hyundai Hy Communications & Networks Co., Ltd........ 13,330     45,600
    Hyundai Livart Furniture Co., Ltd....................  4,100     95,585
    Hyundai Marine & Fire Insurance Co., Ltd............. 20,087    543,082
*   Hyundai Merchant Marine Co., Ltd.....................  1,221     11,578
    Hyundai Motor Co..................................... 13,746  1,621,922
*   Hyundai Rotem Co., Ltd...............................  8,277    157,843
    Hyundai Securities Co., Ltd.......................... 58,138    357,850
    Hyundai Steel Co..................................... 14,753    669,235
    Hyundai Wia Corp.....................................  5,695    437,554
    HyVision System, Inc.................................  2,300     15,726
*   iA, Inc..............................................  8,218     38,125
#*  IHQ, Inc............................................. 28,719     55,117
    Il Dong Pharmaceutical Co., Ltd......................  2,070     52,667
*   Iljin Display Co., Ltd...............................  8,706     35,223
    Iljin Electric Co., Ltd..............................  5,010     22,199
    Iljin Holdings Co., Ltd..............................  6,463     43,818
#*  Iljin Materials Co., Ltd.............................  6,983    106,839
    Ilshin Spinning Co., Ltd.............................    509     58,223
    iMarketKorea, Inc....................................  3,369     37,791
    InBody Co., Ltd......................................  1,399     50,759
    Industrial Bank of Korea............................. 37,336    395,385
*   InnoWireless, Inc....................................    699      6,611
*   Innox Corp...........................................  1,728     26,050
*   Insun ENT Co., Ltd...................................  6,974     34,867
    Intelligent Digital Integrated Security Co., Ltd.....    461      5,374
*   Interflex Co., Ltd...................................  2,782     41,307
    Interojo Co., Ltd....................................    825     34,281
    Interpark Holdings Corp.............................. 19,400    103,152
    Inzi Controls Co., Ltd...............................  2,340     13,003

                                     1727

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
SOUTH KOREA -- (Continued)
    INZI Display Co., Ltd................................  6,794 $   13,254
    IS Dongseo Co., Ltd..................................  3,728    202,223
    ISC Co., Ltd.........................................  1,201     29,822
    ISU Chemical Co., Ltd................................  3,690     56,928
#   IsuPetasys Co., Ltd.................................. 14,830     67,825
#   JB Financial Group Co., Ltd.......................... 37,028    197,455
*   Jcontentree Corp..................................... 10,157     38,618
    Jinsung T.E.C........................................  6,911     37,605
*   Jusung Engineering Co., Ltd..........................  7,166     70,791
    JVM Co., Ltd.........................................    239     11,529
    JW Pharmaceutical Corp...............................  1,657     85,699
    Kakao Corp...........................................    587     47,651
    Kangnam Jevisco Co., Ltd.............................  1,443     48,034
    Kangwon Land, Inc....................................  8,480    310,398
    KB Capital Co., Ltd..................................  4,087     90,593
    KB Financial Group, Inc.............................. 34,690  1,101,505
    KB Financial Group, Inc. ADR......................... 13,208    419,486
    KB Insurance Co., Ltd................................ 15,614    396,061
    KC Green Holdings Co., Ltd...........................  5,380     39,677
    KC Tech Co., Ltd.....................................  4,453     64,461
    KCC Corp.............................................  1,763    621,424
*   KCC Engineering & Construction Co., Ltd..............  2,612     28,719
    KEPCO Engineering & Construction Co., Inc............    860     24,180
#   KEPCO Plant Service & Engineering Co., Ltd...........  2,501    153,244
    Keyang Electric Machinery Co., Ltd...................  7,846     42,746
*   KEYEAST Co., Ltd..................................... 20,377     57,757
    KG Chemical Corp.....................................  2,734     33,991
    KG Eco Technology Service Co., Ltd...................  5,045     14,976
    Kginicis Co., Ltd....................................  2,499     31,191
    KGMobilians Co., Ltd.................................  3,927     38,118
    KH Vatec Co., Ltd....................................  4,940     54,369
    Kia Motors Corp...................................... 23,641    890,564
    KISCO Corp...........................................  2,659     94,781
    KISCO Holdings Co., Ltd..............................    676     36,732
    Kishin Corp..........................................  5,120     26,303
    KISWIRE, Ltd.........................................  2,592     85,600
    KIWOOM Securities Co., Ltd...........................  3,693    261,017
*   KleanNara Co., Ltd...................................  4,079     21,143
*   KMH Co., Ltd.........................................  4,832     43,135
    Koentec Co., Ltd.....................................  8,855     21,820
    Koh Young Technology, Inc............................  1,344     56,181
    Kolao Holdings.......................................  3,520     25,987
    Kolon Corp...........................................  1,704    100,441
*   Kolon Global Corp....................................  2,357     32,337
    Kolon Industries, Inc................................  6,444    501,759
    Kolon Life Science, Inc..............................    645     90,688
#   KONA I Co., Ltd......................................  6,030     96,226
    Korea Aerospace Industries, Ltd......................  2,430    175,032
    Korea Alcohol Industrial Co., Ltd....................  4,177     34,402
    Korea Circuit Co., Ltd...............................  3,237     28,945
    Korea District Heating Corp..........................    772     46,229
    Korea Electric Power Corp. Sponsored ADR............. 11,977    325,655
    Korea Electric Terminal Co., Ltd.....................  1,892    148,400

                                     1728

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
SOUTH KOREA -- (Continued)
    Korea Export Packaging Industrial Co., Ltd..............   1,272 $   23,970
*   Korea Flange Co., Ltd...................................   1,430     19,356
    Korea Gas Corp..........................................   3,822    144,829
*   Korea Information & Communications Co, Ltd..............   4,831     55,276
    Korea Investment Holdings Co., Ltd......................  11,977    502,754
    Korea Kolmar Co., Ltd...................................   1,956    166,007
    Korea Kolmar Holdings Co., Ltd..........................     888     37,471
#*  Korea Line Corp.........................................   8,577    148,837
    Korea Petrochemical Ind Co., Ltd........................   1,545    325,136
    Korea United Pharm, Inc.................................   3,679     70,788
    Korea Zinc Co., Ltd.....................................     699    318,846
*   Korean Air Lines Co., Ltd...............................  13,678    347,906
    Korean Reinsurance Co...................................  28,422    307,093
    Kortek Corp.............................................   6,293     69,985
    KPX Chemical Co., Ltd...................................   1,049     47,398
    KT Corp. Sponsored ADR..................................  14,332    218,706
*   KT Hitel Co., Ltd.......................................   2,844     20,744
    KT Skylife Co., Ltd.....................................   8,076    132,090
    KT&G Corp...............................................   9,033    976,833
*   KTB Investment & Securities Co., Ltd....................  20,958     55,326
    Kukdo Chemical Co., Ltd.................................   1,090     55,359
    Kukdong Oil & Chemicals Co., Ltd........................   5,000     16,356
*   Kumho Electric Co., Ltd.................................     690      7,177
#*  Kumho Industrial Co., Ltd...............................   7,949     63,542
#   Kumho Petrochemical Co., Ltd............................   3,848    209,147
#*  Kumho Tire Co., Inc.....................................  36,253    322,704
    Kumkang Kind Co., Ltd...................................     850     39,439
    Kwang Dong Pharmaceutical Co., Ltd......................   7,180     61,005
*   Kwang Myung Electric Co., Ltd...........................   4,580     10,230
    Kwangju Bank............................................   7,297     61,808
    Kyobo Securities Co., Ltd...............................   6,450     59,959
    Kyung Dong Navien Co., Ltd..............................     590     32,511
    Kyung-In Synthetic Corp.................................   6,361     36,547
    Kyungbang, Ltd..........................................     481     73,921
    Kyungchang Industrial Co., Ltd..........................   5,099     28,456
    KyungDong City Gas Co., Ltd.............................     708     50,089
    Kyungdong Pharm Co., Ltd................................   1,450     24,611
*   LB Semicon, Inc.........................................   4,067     15,748
    LEADCORP, Inc. (The)....................................  10,359     85,169
#*  Leaders Cosmetics Co., Ltd..............................   2,486     62,562
    LEENO Industrial, Inc...................................   1,757     65,982
    LF Corp.................................................   6,658    124,211
    LG Chem, Ltd............................................   2,474    539,175
    LG Corp.................................................   5,261    298,837
    LG Display Co., Ltd.....................................   4,840    134,191
    LG Display Co., Ltd. ADR................................ 144,957  2,023,600
    LG Electronics, Inc.....................................  34,839  1,666,017
    LG Hausys, Ltd..........................................   2,283    257,968
    LG Household & Health Care, Ltd.........................     649    584,570
    LG Innotek Co., Ltd.....................................   5,435    434,526
    LG International Corp...................................   6,785    221,185
*   LG Life Sciences, Ltd...................................   1,620    105,429
    LG Uplus Corp...........................................  73,652    720,934

                                     1729

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                               SHARES  VALUE++
                                                               ------- --------
SOUTH KOREA -- (Continued)
    Lock&Lock Co., Ltd........................................   3,114 $ 35,810
*   Loen Entertainment, Inc...................................     584   42,279
    Lotte Chemical Corp.......................................   1,867  507,300
    Lotte Chilsung Beverage Co., Ltd..........................     127  187,343
    LOTTE Fine Chemical Co., Ltd..............................   5,287  168,099
    Lotte Food Co., Ltd.......................................     134   97,525
    LOTTE Himart Co., Ltd.....................................   2,375   94,959
*   Lotte Non-Life Insurance Co., Ltd.........................  19,194   43,695
    Lotte Shopping Co., Ltd...................................   1,405  242,338
    LS Corp...................................................   8,392  400,275
    LS Industrial Systems Co., Ltd............................   3,702  143,698
*   Lumens Co., Ltd...........................................  14,663   59,969
    Macquarie Korea Infrastructure Fund.......................  43,952  351,095
*   Macrogen, Inc.............................................     637   21,621
    Maeil Dairy Industry Co., Ltd.............................   1,665   57,639
    Mando Corp................................................   3,019  701,996
    Mcnex Co., Ltd............................................     943   14,276
    MDS Technology Co., Ltd...................................   1,513   26,772
    Medy-Tox, Inc.............................................     997  386,238
    MegaStudy Co., Ltd........................................   1,522   45,822
    MegaStudyEdu Co., Ltd.....................................     508   21,389
#*  Melfas, Inc...............................................   5,717   42,066
    Meritz Financial Group, Inc...............................  14,023  155,284
    Meritz Fire & Marine Insurance Co., Ltd...................  19,112  261,876
#   Meritz Securities Co., Ltd................................ 112,605  379,160
*   MiCo, Ltd.................................................   6,812   21,457
    Mirae Asset Daewoo Co., Ltd...............................  51,295  416,925
    Mirae Asset Securities Co., Ltd...........................  18,195  433,038
    Miwon Specialty Chemical Co., Ltd.........................      69   27,218
    MK Electron Co., Ltd......................................   6,429   67,292
*   MNTech Co., Ltd...........................................   5,018   22,716
    Modetour Network, Inc.....................................   1,277   30,454
    MonAmi Co., Ltd...........................................   9,145   37,838
    Moorim P&P Co., Ltd.......................................   8,640   33,742
*   Moorim Paper Co., Ltd.....................................  13,596   37,793
    Muhak Co., Ltd............................................   3,676   77,930
    Namhae Chemical Corp......................................   4,233   33,435
*   Namsun Aluminum Co., Ltd..................................  33,053   43,289
    Namyang Dairy Products Co., Ltd...........................     176  107,293
*   Nanos Co., Ltd............................................     678    1,111
    NAVER Corp................................................     794  503,780
    NCSoft Corp...............................................   1,673  375,983
*   Neowiz Games Corp.........................................   3,258   40,922
    NEPES Corp................................................   6,920   52,092
    Nexen Corp................................................   6,190   44,177
    Nexen Tire Corp...........................................  11,493  138,268
*   Nexon GT Co., Ltd.........................................   2,809   25,104
    NH Investment & Securities Co., Ltd.......................  43,256  402,651
*   NHN Entertainment Corp....................................   6,114  359,855
    NHN KCP Corp..............................................   2,699   53,501
    NICE Holdings Co., Ltd....................................   8,545  148,811
    Nice Information & Telecommunication, Inc.................     843   25,475
    NICE Information Service Co., Ltd.........................  12,936   82,713

                                     1730

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
SOUTH KOREA -- (Continued)
*   NK Co., Ltd..............................................  2,093 $    9,140
    Nong Shim Holdings Co., Ltd..............................    277     31,899
    Nong Woo Bio Co., Ltd....................................  1,844     39,263
#   NongShim Co., Ltd........................................    696    209,163
    Noroo Holdings Co., Ltd..................................  1,230     20,047
    NOROO Paint & Coatings Co., Ltd..........................  2,386     22,397
*   NS Shopping Co., Ltd.....................................    536     85,584
#*  OCI Co., Ltd.............................................  5,754    479,797
    Opto Device Technology Co., Ltd..........................  4,368     36,681
*   OPTRON-TEC, Inc..........................................  1,515     10,473
    Orion Corp...............................................    374    308,047
*   Osstem Implant Co., Ltd..................................  3,554    241,995
    Ottogi Corp..............................................    244    170,555
*   Pan Ocean Co., Ltd....................................... 21,418     70,378
    Pan-Pacific Co., Ltd..................................... 12,857     43,811
*   PaperCorea, Inc.......................................... 47,423     36,477
    Paradise Co., Ltd........................................  7,515    107,500
    Partron Co., Ltd......................................... 15,366    162,665
*   Paru Co., Ltd............................................  7,856     28,285
    Poongsan Corp............................................  9,041    251,162
    POSCO Sponsored ADR...................................... 33,942  1,720,181
    POSCO Chemtech Co., Ltd..................................  4,610     45,933
    Posco Daewoo Corp........................................ 13,323    255,276
*   Posco ICT Co., Ltd.......................................  7,848     42,992
*   Power Logics Co., Ltd....................................  6,846     29,959
    PSK, Inc.................................................  1,727     22,400
    Pulmuone Co., Ltd........................................    262     31,356
    Pyeong Hwa Automotive Co., Ltd...........................  6,035     63,357
    RFTech Co., Ltd..........................................  5,230     27,337
    S&T Corp.................................................    636     12,003
    S&T Dynamics Co., Ltd.................................... 12,811    112,850
    S&T Holdings Co., Ltd....................................  3,104     52,240
    S&T Motiv Co., Ltd.......................................  2,830    153,620
    S-1 Corp.................................................  1,719    156,105
*   S-MAC Co., Ltd...........................................  7,741     58,160
    S-Oil Corp...............................................  4,121    283,764
    Saeron Automotive Corp...................................  3,700     26,550
*   Sajo Industries Co., Ltd.................................    870     52,993
    Sam Chun Dang Pharm Co., Ltd.............................  8,172     71,938
    Sam Yung Trading Co., Ltd................................  1,230     21,299
    Samchully Co., Ltd.......................................    607     57,758
    Samchuly Bicycle Co., Ltd................................  1,364     21,105
    Samho Development Co., Ltd............................... 10,884     34,216
    SAMHWA Paints Industrial Co., Ltd........................  1,500     15,438
#   Samick Musical Instruments Co., Ltd...................... 14,194     35,536
    Samick THK Co., Ltd......................................  1,380     12,697
    Samjin Pharmaceutical Co., Ltd...........................  2,222     65,583
    Samkwang Glass...........................................    469     34,649
    Samlip General Foods Co., Ltd............................    205     35,160
    Sammok S-Form Co., Ltd...................................  1,849     26,999
    Samsung C&T Corp.........................................  1,067    129,160
    Samsung Card Co., Ltd.................................... 12,215    471,739
#   Samsung Electro-Mechanics Co., Ltd....................... 16,380    808,701

                                     1731

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
SOUTH KOREA -- (Continued)
    Samsung Electronics Co., Ltd.............................  5,671 $7,803,155
    Samsung Electronics Co., Ltd. GDR........................  8,033  5,522,314
#*  Samsung Engineering Co., Ltd............................. 10,929    103,875
    Samsung Fire & Marine Insurance Co., Ltd.................  4,584  1,092,368
#*  Samsung Heavy Industries Co., Ltd........................ 44,718    398,769
    Samsung Life Insurance Co., Ltd..........................  3,506    305,017
    Samsung SDS Co., Ltd.....................................    893    125,452
    Samsung Securities Co., Ltd.............................. 14,481    489,953
#*  SAMT Co., Ltd............................................ 22,956     36,295
    Samwha Capacitor Co., Ltd................................  3,281     34,488
    Samyang Corp.............................................    451     39,044
    Samyang Holdings Corp....................................  1,504    162,233
    Sangsin Brake............................................  3,721     23,849
    SAVEZONE I&C Corp........................................  7,320     33,920
    SBS Contents Hub Co., Ltd................................    831      8,531
    SBS Media Holdings Co., Ltd.............................. 17,020     46,229
    Seah Besteel Corp........................................  7,234    173,467
    SeAH Holdings Corp.......................................    341     40,673
    SeAH Steel Corp..........................................  1,222     76,265
    Sebang Co., Ltd..........................................  4,599     65,670
    Sebang Global Battery Co., Ltd...........................  3,172    109,665
    Sejong Industrial Co., Ltd...............................  4,410     43,345
    Sekonix Co., Ltd.........................................  3,205     52,598
    Sempio Foods Co..........................................    952     55,073
*   Seobu T&D................................................  1,962     36,227
    Seohan Co., Ltd.......................................... 38,454     68,060
*   Seohee Construction Co., Ltd............................. 59,786     79,626
    Seoul Semiconductor Co., Ltd............................. 15,519    232,659
    SEOWONINTECH Co., Ltd....................................  3,718     38,916
    Seoyon Co,. Ltd..........................................  5,173     51,181
*   Sewon Cellontech Co., Ltd................................  3,420     10,631
    SFA Engineering Corp.....................................  2,051    110,646
*   SFA Semicon Co, Ltd...................................... 13,061     30,776
#*  SG Corp.................................................. 58,439     64,045
    SH Energy & Chemical Co., Ltd............................ 56,470     88,709
*   Shin Poong Pharmaceutical Co., Ltd.......................  7,521     48,504
    Shinhan Financial Group Co., Ltd......................... 11,050    394,873
    Shinhan Financial Group Co., Ltd. ADR.................... 18,630    664,905
    Shinsegae Co., Ltd.......................................  2,394    389,535
    Shinsegae Engineering & Construction Co., Ltd............  1,204     50,002
    Shinsegae International, Inc.............................    500     34,977
#*  Shinsung Solar Energy Co., Ltd........................... 23,118     49,584
*   Shinsung Tongsang Co., Ltd............................... 24,154     30,215
*   Shinwha Intertek Corp....................................  9,715     43,613
*   Shinwon Corp............................................. 18,733     31,578
    SHOWBOX Corp.............................................  6,388     45,147
*   Signetics Corp........................................... 13,123     20,981
    Silicon Works Co., Ltd...................................  3,171     89,498
    Silla Co., Ltd...........................................  1,850     25,258
*   SIMMTECH HOLDINGS Co., Ltd............................... 25,789     71,841
    SK Bioland Co., Ltd......................................  1,729     35,305
    SK Chemicals Co., Ltd....................................  3,539    211,377
    SK Gas, Ltd..............................................  2,127    161,633

                                     1732

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
SOUTH KOREA -- (Continued)
    SK Holdings Co., Ltd.....................................  3,120 $  582,125
    SK Hynix, Inc............................................ 69,101  2,127,901
    SK Innovation Co., Ltd...................................  7,596  1,000,988
    SK Materials Co., Ltd....................................  1,887    248,224
    SK Networks Co., Ltd..................................... 51,435    285,893
*   SK Securities Co., Ltd................................... 97,610    106,141
    SK Telecom Co., Ltd......................................    786    161,519
    SKC Co., Ltd.............................................  9,039    241,683
#   SKCKOLONPI, Inc..........................................  4,450     47,719
    SL Corp..................................................  5,700     73,505
#*  SM Entertainment Co......................................  2,832     78,378
    Songwon Industrial Co., Ltd..............................  5,192     93,390
*   Sonokong Co., Ltd........................................  4,680     25,482
    Soulbrain Co., Ltd.......................................  4,051    235,441
    Spigen Korea Co., Ltd....................................    706     39,952
*   Ssangyong Cement Industrial Co., Ltd.....................  6,670    113,795
    Suheung Co., Ltd.........................................    930     34,836
    Sunchang Corp............................................  2,805     26,952
    Sung Kwang Bend Co., Ltd.................................  8,124     66,988
    Sungchang Enterprise Holdings, Ltd....................... 24,710     71,721
*   Sungshin Cement Co., Ltd.................................  9,136     90,719
#   Sungwoo Hitech Co., Ltd.................................. 17,305    126,561
*   Suprema HQ, Inc..........................................    703      7,453
*   Suprema, Inc.............................................    651     15,259
    Taekwang Industrial Co., Ltd.............................    196    157,135
*   Taewoong Co., Ltd........................................  4,708     89,409
*   Taeyoung Engineering & Construction Co., Ltd............. 14,580     79,239
*   Taihan Electric Wire Co., Ltd............................ 16,521     32,992
*   Taihan Textile Co., Ltd..................................    426     23,148
    Tailim Packaging Co., Ltd................................  8,600     25,699
*   TBH Global Co., Ltd......................................  5,201     45,097
*   Texcell-NetCom Co., Ltd..................................  9,517     45,841
*   TK Chemical Corp......................................... 11,104     21,806
    TK Corp..................................................  6,005     46,714
*   Tongyang Cement & Energy Corp............................  6,372     25,396
    Tongyang Life Insurance Co, Ltd.......................... 17,685    169,866
    Tongyang, Inc............................................ 41,979    134,911
*   Top Engineering Co., Ltd.................................  1,477      8,119
    Tovis Co., Ltd...........................................  8,847     76,847
    TS Corp..................................................  1,989     45,357
    Uju Electronics Co., Ltd.................................  2,871     36,611
    Unid Co., Ltd............................................  2,419     98,314
    Union Semiconductor Equipment & Materials Co., Ltd.......  3,135     36,630
    Value Added Technologies Co., Ltd........................  2,003     69,970
    Vieworks Co., Ltd........................................    893     39,735
    Visang Education, Inc....................................  2,959     39,018
#*  Webzen, Inc..............................................  3,631     60,987
*   WeMade Entertainment Co., Ltd............................  2,055     44,089
    Whanin Pharmaceutical Co., Ltd...........................  3,611     52,116
    WillBes & Co. (The)...................................... 12,360     28,569
    WiSoL Co., Ltd...........................................  7,133     96,596
*   Wonik Holdings Co., Ltd..................................  9,678     67,528
*   WONIK IPS Co., Ltd....................................... 10,183    225,915

                                     1733

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH KOREA -- (Continued)
#*  Wonik Materials Co., Ltd............................     1,208 $     75,454
*   Wonik QnC Corp......................................     3,021       50,291
*   Woongjin Co., Ltd...................................    20,020       52,674
*   Woongjin Thinkbig Co., Ltd..........................     2,791       27,901
*   Wooree ETI Co., Ltd.................................     9,835       18,654
    Woori Bank..........................................    32,570      293,895
    Woori Bank Sponsored ADR............................     1,175       32,056
*   Woori Investment Bank Co., Ltd......................    22,642       16,159
    Y G-1 Co., Ltd......................................     4,426       40,538
*   YD Online Corp......................................     4,886       38,441
*   YeaRimDang Publishing Co., Ltd......................     7,920       39,768
    Yeong Hwa Metal Co., Ltd............................    16,137       29,594
    Yoosung Enterprise Co., Ltd.........................     6,049       21,553
    YooSung T&S Co., Ltd................................     7,220       34,362
    Youlchon Chemical Co., Ltd..........................     1,990       24,777
    Young Poong Corp....................................       115      115,632
    Youngone Corp.......................................     8,136      257,754
    Youngone Holdings Co., Ltd..........................     2,254      122,128
#*  Yuanta Securities Korea Co., Ltd....................    57,963      190,901
                                                                   ------------
TOTAL SOUTH KOREA.......................................            101,215,006
                                                                   ------------
SPAIN -- (1.7%)
    Abertis Infraestructuras SA.........................     5,844       91,930
    Acciona SA..........................................    10,497      774,803
    Acerinox SA.........................................    35,739      477,888
    ACS Actividades de Construccion y Servicios SA......    32,858      942,217
    Adveo Group International SA........................     2,149        7,849
    Aena SA.............................................     1,624      234,248
    Almirall SA.........................................    17,236      276,826
    Amadeus IT Holding SA Class A.......................    31,104    1,460,355
    Applus Services SA..................................    22,283      236,884
    Atresmedia Corp de Medios de Comunicacion SA........     9,022       94,485
    Banco Bilbao Vizcaya Argentaria SA..................   487,419    2,845,527
    Banco Bilbao Vizcaya Argentaria SA Sponsored ADR....   170,589      996,241
    Banco de Sabadell SA................................ 1,747,581    2,389,774
    Banco Popular Espanol SA............................   396,544      555,424
    Banco Santander SA..................................   889,571    3,776,483
    Banco Santander SA Sponsored ADR....................   230,248      976,251
    Bankia SA........................................... 1,210,089      928,649
    Bankinter SA........................................   109,926      766,769
*   Baron de Ley........................................       913      105,307
    Bolsas y Mercados Espanoles SHMSF SA................    18,297      549,771
    CaixaBank SA........................................   343,866      863,442
*   Caja de Ahorros del Mediterraneo....................     4,397           --
*   Cementos Portland Valderrivas SA....................     4,770       31,985
    Cia de Distribucion Integral Logista Holdings SA....     4,935      119,114
    Cie Automotive SA...................................    21,382      415,267
    Construcciones y Auxiliar de Ferrocarriles SA.......       622      226,648
    Distribuidora Internacional de Alimentacion SA......   116,034      723,688
#   Duro Felguera SA....................................    17,931       26,252
    Ebro Foods SA.......................................    16,457      375,349
*   eDreams ODIGEO SA...................................     5,922       14,752
    Elecnor SA..........................................     4,850       42,269

                                     1734

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
SPAIN -- (Continued)
    Enagas SA..............................................  41,365 $ 1,261,089
    Ence Energia y Celulosa SA.............................  43,027     108,694
    Endesa SA..............................................  25,180     528,961
*   Ercros SA..............................................  16,413      31,187
    Faes Farma SA..........................................  65,561     258,835
    Ferrovial SA...........................................  20,284     419,845
    Fluidra SA.............................................   4,609      19,963
    Gamesa Corp. Tecnologica SA............................  75,988   1,612,349
    Gas Natural SDG SA.....................................  62,501   1,292,815
    Grifols SA.............................................  23,100     506,386
    Grupo Catalana Occidente SA............................  15,026     422,148
*   Grupo Ezentis SA.......................................  18,044      11,284
    Iberdrola SA(B288C92).................................. 288,340   1,981,164
    Iberdrola SA(BD3JCF3)..................................   6,408      44,021
*   Indra Sistemas SA......................................   5,052      61,253
    Industria de Diseno Textil SA..........................  27,302     944,205
    Inmobiliaria Colonial SA...............................  52,047     411,838
*   Liberbank SA........................................... 203,679     155,667
    Mapfre SA.............................................. 405,028     991,249
    Mediaset Espana Comunicacion SA........................  65,145     748,721
    Melia Hotels International SA..........................  17,342     205,753
    Miquel y Costas & Miquel SA............................   3,443     148,442
*   NH Hotel Group SA......................................  47,786     217,508
    Obrascon Huarte Lain SA................................  47,224     175,718
    Papeles y Cartones de Europa SA........................  22,430     130,515
*   Pescanova SA...........................................   2,936          --
*   Pharma Mar SA..........................................  34,937      89,809
*   Promotora de Informaciones SA Class A..................  13,947      82,628
    Prosegur Cia de Seguridad SA...........................  46,799     318,173
*   Realia Business SA.....................................  30,466      33,266
    Red Electrica Corp. SA.................................  44,744   1,024,852
    Repsol SA..............................................  54,739     693,363
    Repsol SA Sponsored ADR................................  48,473     611,727
    Sacyr SA............................................... 119,176     209,846
    Saeta Yield SA.........................................   1,122      11,507
    Tecnicas Reunidas SA...................................   6,519     202,164
    Tecnocom Telecomunicaciones y Energia SA...............   8,716      26,301
    Telefonica SA.......................................... 180,467   1,767,636
    Telefonica SA Sponsored ADR............................  45,611     445,163
    Tubacex SA.............................................  36,604      96,367
    Tubos Reunidos SA......................................  30,261      21,155
    Vidrala SA.............................................   5,432     336,374
    Viscofan SA............................................  11,963     640,014
*   Vocento SA.............................................   6,696       9,559
    Zardoya Otis SA........................................  28,397     278,710
                                                                    -----------
TOTAL SPAIN................................................          40,914,671
                                                                    -----------
SWEDEN -- (2.3%)
    AAK AB.................................................   8,110     599,579
    Acando AB..............................................  19,699      43,095
*   AddLife AB.............................................   1,292      18,925
    AddTech AB Class B.....................................   4,134      59,752
    AF AB Class B..........................................  14,876     270,430

                                     1735

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
SWEDEN -- (Continued)
    Alfa Laval AB...........................................  22,725 $  358,161
*   Arcam AB................................................   3,205     62,343
    Assa Abloy AB Class B...................................  69,273  1,519,715
    Atlas Copco AB Class A..................................  17,565    493,079
    Atlas Copco AB Class B..................................   9,205    235,378
    Atrium Ljungberg AB Class B.............................   7,931    133,807
    Avanza Bank Holding AB..................................   5,322    190,360
    Axfood AB...............................................  14,412    258,981
    B&B Tools AB Class B....................................  10,464    201,747
    Beijer Alma AB..........................................   6,226    138,979
    Beijer Electronics AB...................................   1,176      6,561
    Beijer Ref AB Class B...................................   2,908     71,872
    Betsson AB..............................................  35,928    337,010
    Bilia AB Class A........................................  17,626    451,964
    BillerudKorsnas AB......................................  57,211    994,421
    BioGaia AB Class B......................................   3,197     91,721
    Biotage AB..............................................  11,158     45,493
    Bjorn Borg AB...........................................   4,436     18,246
    Boliden AB..............................................  78,828  1,735,012
*   Bonava AB...............................................   2,685     30,891
*   Bonava AB Class B.......................................  25,519    297,329
    Bulten AB...............................................   5,056     49,916
    Byggmax Group AB........................................  22,164    160,588
    Castellum AB............................................  44,616    674,778
    Clas Ohlson AB Class B..................................  12,567    209,674
    Cloetta AB Class B......................................  87,223    318,015
    Com Hem Holding AB......................................  23,343    199,349
    Concentric AB...........................................  13,233    161,641
    Corem Property Group AB Class B.........................   1,440      5,655
    Dios Fastigheter AB.....................................  14,808    116,821
*   Doro AB.................................................   6,914     44,449
    Duni AB.................................................  10,582    147,104
    Electrolux AB Series B..................................  43,531  1,179,352
    Elekta AB Class B.......................................  40,720    324,025
    Enea AB.................................................   6,373     67,895
*   Eniro AB................................................ 107,205      7,147
    Fabege AB...............................................  23,823    425,328
*   Fastighets AB Balder Class B............................  11,128    304,160
#*  Fingerprint Cards AB Class B............................  35,005    408,663
    Getinge AB Class B......................................  31,024    628,827
    Granges AB..............................................   1,342     13,644
    Gunnebo AB..............................................  15,413     72,862
    Haldex AB...............................................  20,108    247,271
    Hemfosa Fastigheter AB..................................  32,479    348,195
    Hennes & Mauritz AB Class B.............................  28,325    855,359
    Hexagon AB Class B......................................  30,337  1,196,666
    Hexpol AB...............................................  63,206    562,370
    HIQ International AB....................................  13,808     87,176
    Holmen AB Class B.......................................  18,849    638,256
    Hufvudstaden AB Class A.................................  21,576    360,331
    Husqvarna AB Class A....................................  20,121    172,105
    Husqvarna AB Class B.................................... 126,706  1,087,578
    ICA Gruppen AB..........................................  12,191    407,890

                                     1736

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
SWEDEN -- (Continued)
    Indutrade AB............................................  22,986 $  486,085
    Intrum Justitia AB......................................  17,478    561,135
    Inwido AB...............................................   7,005     87,985
    JM AB...................................................  30,338    786,625
    KappAhl AB..............................................  28,675    140,638
    Klovern AB Class B...................................... 115,813    148,189
    KNOW IT AB..............................................   7,176     63,559
    Kungsleden AB...........................................  34,272    255,345
    Lagercrantz Group AB Class B............................   9,072     85,886
    Lifco AB Class B........................................     389     11,800
    Lindab International AB.................................  24,967    232,966
    Loomis AB Class B.......................................  20,874    602,183
*   Lundin Petroleum AB.....................................  20,983    347,848
    Meda AB Class A.........................................  52,908    986,804
*   Medivir AB Class B......................................  11,136     74,544
    Mekonomen AB............................................   8,628    199,631
    Millicom International Cellular SA......................   9,102    485,991
    Modern Times Group MTG AB Class B.......................  15,331    399,664
    MQ Holding AB...........................................  17,227     69,763
    Mycronic AB.............................................  28,090    325,789
    NCC AB Class A..........................................   2,148     51,723
    NCC AB Class B..........................................  25,519    615,427
    Nederman Holding AB.....................................      53      1,294
#*  Net Insight AB Class B..................................  64,475     53,091
    NetEnt AB...............................................  31,938    270,291
    New Wave Group AB Class B...............................  15,359     83,998
    Nibe Industrier AB Class B..............................  89,216    766,280
    Nobia AB................................................  42,949    403,407
    Nolato AB Class B.......................................  14,618    393,892
    Nordea Bank AB.......................................... 147,534  1,314,479
    Nordnet AB Class B......................................  34,956    116,054
    Opus Group AB...........................................  55,212     40,660
    Peab AB.................................................  57,414    461,441
    Pricer AB Class B.......................................  33,823     32,856
*   Qliro Group AB..........................................  39,381     44,149
    Ratos AB Class B........................................  97,977    495,213
    RaySearch Laboratories AB...............................   4,505     69,930
    Rezidor Hotel Group AB..................................  34,331    142,747
    Saab AB Class B.........................................  17,966    616,910
    Sagax AB Class B........................................   6,247     62,377
    Sandvik AB..............................................  83,367    893,256
#*  SAS AB..................................................  56,251    110,398
    Scandi Standard AB......................................   9,018     67,937
    Sectra AB Class B.......................................     495      7,688
    Securitas AB Class B....................................  69,799  1,148,465
    Semcon AB...............................................   3,284     18,585
#*  Sensys Gatso Group AB................................... 102,807     24,973
    Skandinaviska Enskilda Banken AB Class A................ 128,747  1,128,863
    Skandinaviska Enskilda Banken AB Class C................     886      8,244
    Skanska AB Class B......................................  70,080  1,489,792
    SKF AB Class A..........................................   1,436     22,923
    SKF AB Class B..........................................  38,455    609,252
    SkiStar AB..............................................   4,567     72,014

                                     1737

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
SWEDEN -- (Continued)
#*  SSAB AB Class A(B17H0S8)...............................  82,584 $   259,693
*   SSAB AB Class A(BPRBWK4)...............................  13,020      40,928
*   SSAB AB Class B(B17H3F6)............................... 207,718     514,069
*   SSAB AB Class B(BPRBWM6)...............................  73,712     182,666
    Svenska Cellulosa AB SCA Class A.......................   3,976     117,871
    Svenska Cellulosa AB SCA Class B.......................  79,422   2,361,111
    Svenska Handelsbanken AB Class A.......................  70,459     847,130
    Svenska Handelsbanken AB Class B.......................   2,424      30,058
    Sweco AB Class B.......................................  11,882     217,777
    Swedbank AB Class A....................................  42,008     881,943
    Swedish Match AB.......................................  23,762     866,833
    Systemair AB...........................................     682       8,257
    Tele2 AB Class B....................................... 125,481   1,060,117
    Telefonaktiebolaget LM Ericsson Class A................   9,033      66,576
    Telefonaktiebolaget LM Ericsson Class B................ 123,302     919,510
    Telefonaktiebolaget LM Ericsson Sponsored ADR..........  90,500     676,035
    Telia Co AB............................................ 443,401   2,023,311
    Transcom Worldwide AB..................................   1,831      11,830
    Trelleborg AB Class B..................................  56,922   1,037,535
    Unibet Group P.L.C.....................................  63,608     647,800
    Victoria Park AB Class A...............................   6,157      20,725
    Victoria Park AB Class B...............................  29,250      98,757
    Vitrolife AB...........................................   3,397     193,756
    Volvo AB Class A.......................................  36,187     384,510
    Volvo AB Class B....................................... 181,080   1,929,531
    Wallenstam AB Class B..................................  30,311     264,392
    Wihlborgs Fastigheter AB...............................  15,339     340,097
                                                                    -----------
TOTAL SWEDEN...............................................          54,141,798
                                                                    -----------
SWITZERLAND -- (5.2%)
    ABB, Ltd............................................... 219,337   4,659,174
    ABB, Ltd. Sponsored ADR................................  55,400   1,177,250
    Actelion, Ltd..........................................  10,350   1,833,313
    Adecco Group AG........................................  24,042   1,319,568
*   AFG Arbonia-Forster Holding AG.........................  11,810     186,331
    Allreal Holding AG.....................................   5,854     864,838
*   Alpiq Holding AG.......................................   1,687     127,187
    ALSO Holding AG........................................     589      45,032
    ams AG.................................................  16,159     535,756
    APG SGA SA.............................................     363     154,276
    Aryzta AG..............................................  23,642     888,206
    Ascom Holding AG.......................................  19,142     326,922
    Autoneum Holding AG....................................   1,294     364,269
    Bachem Holding AG Class B..............................     471      38,315
    Baloise Holding AG.....................................  20,652   2,324,511
    Bank Coop AG...........................................   1,545      66,798
    Banque Cantonale de Geneve.............................     133      39,561
    Banque Cantonale Vaudoise..............................   1,100     744,602
    Barry Callebaut AG.....................................     728     951,490
    Basler Kantonalbank....................................     198      13,805
    Belimo Holding AG......................................     141     447,004
    Bell AG................................................     470     185,255
    Bellevue Group AG......................................   2,921      41,230

                                     1738

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
SWITZERLAND -- (Continued)
    Berner Kantonalbank AG..................................   1,140 $  222,409
    BKW AG..................................................   3,217    147,736
    Bobst Group SA..........................................   2,987    166,129
    Bossard Holding AG Class A..............................   2,397    291,643
    Bucher Industries AG....................................   3,092    767,814
    Burckhardt Compression Holding AG.......................     988    295,927
    Burkhalter Holding AG...................................     988    137,109
    Calida Holding AG.......................................   2,049     64,458
    Carlo Gavazzi Holding AG................................      41      9,973
    Cembra Money Bank AG....................................   8,060    578,640
*   Charles Voegele Holding AG..............................   3,510     22,194
    Chocoladefabriken Lindt & Spruengli AG..................       5    353,258
    Cie Financiere Richemont SA.............................  57,451  3,492,560
    Cie Financiere Tradition SA.............................     500     35,447
    Clariant AG............................................. 135,347  2,354,241
    Coltene Holding AG......................................   1,253     92,220
    Conzzeta AG.............................................     320    211,947
*   COSMO Pharmaceuticals NV................................   1,166    187,822
    Credit Suisse Group AG..................................  44,465    511,335
    Credit Suisse Group AG Sponsored ADR....................  51,388    594,050
    Daetwyler Holding AG....................................   2,148    288,016
    DKSH Holding AG.........................................   7,686    542,993
    dorma+kaba Holding AG Class B...........................     937    684,078
*   Dufry AG................................................   9,564  1,100,544
    Edmond de Rothschild Suisse SA..........................       1     14,390
    EFG International AG....................................  24,441    116,465
    Emmi AG.................................................     875    563,830
    EMS-Chemie Holding AG...................................     886    484,798
    Energiedienst Holding AG................................   1,334     32,139
    Feintool International Holding AG.......................     262     27,516
    Flughafen Zuerich AG....................................   9,780  1,833,360
    Forbo Holding AG........................................     529    676,611
    Galenica AG.............................................   1,636  2,108,561
    GAM Holding AG..........................................  54,613    599,676
*   Gategroup Holding AG....................................  10,384    553,913
    Geberit AG..............................................   3,490  1,345,946
    Georg Fischer AG........................................   1,566  1,276,449
    Givaudan SA.............................................     993  2,039,365
    Gurit Holding AG........................................     219    149,067
    Helvetia Holding AG.....................................   2,360  1,185,140
    HOCHDORF Holding AG.....................................     255     50,071
    Huber & Suhner AG.......................................   2,234    129,985
    Implenia AG.............................................   4,688    318,872
    Inficon Holding AG......................................     668    244,690
    Interroll Holding AG....................................     225    228,343
    Intershop Holding AG....................................     240    117,608
    Julius Baer Group, Ltd..................................  42,750  1,752,922
    Kardex AG...............................................   2,423    243,310
    Komax Holding AG........................................   1,805    402,361
    Kudelski SA.............................................  18,111    385,741
    Kuehne + Nagel International AG.........................   2,593    363,710
    LafargeHolcim, Ltd.(BZ3DNX4)............................  23,757  1,134,059
    LafargeHolcim, Ltd.(7110753)............................  28,673  1,363,427

                                     1739

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
SWITZERLAND -- (Continued)
    LEM Holding SA.........................................      68 $    60,185
    Liechtensteinische Landesbank AG.......................     270      10,565
*   LifeWatch AG...........................................     402       4,562
    Logitech International SA(B18ZRK2).....................  16,891     337,194
#   Logitech International SA(H50430232)...................  18,686     374,654
    Lonza Group AG.........................................  15,598   2,937,420
*   Luzerner Kantonalbank AG...............................   1,196     511,892
    Metall Zug AG..........................................      63     185,167
#*  Meyer Burger Technology AG.............................  20,799      86,852
    Mobilezone Holding AG..................................   4,831      62,068
    Mobimo Holding AG......................................   2,291     551,594
    Nestle SA.............................................. 261,736  20,973,579
    Novartis AG............................................   9,303     771,620
    Novartis AG Sponsored ADR.............................. 117,451   9,778,970
    OC Oerlikon Corp. AG...................................  63,242     591,839
*   Orascom Development Holding AG.........................     761       5,643
    Orell Fuessli Holding AG...............................     152      19,763
    Orior AG...............................................   1,969     140,087
    Panalpina Welttransport Holding AG.....................   3,264     441,806
    Partners Group Holding AG..............................   2,215   1,013,064
    Phoenix Mecano AG......................................     139      70,120
    Plazza AG..............................................     244      58,860
    PSP Swiss Property AG..................................   7,824     788,845
    Rieter Holding AG......................................   1,488     313,538
    Roche Holding AG(7108918)..............................     781     201,042
    Roche Holding AG(7110388)..............................  19,398   4,951,688
    Romande Energie Holding SA.............................      59      63,061
    Schaffner Holding AG...................................     215      49,829
    Schindler Holding AG...................................   1,376     265,705
*   Schmolz + Bickenbach AG................................ 157,591     105,649
    Schweiter Technologies AG..............................     401     405,389
    SFS Group AG...........................................   1,084      82,720
    SGS SA.................................................     275     608,367
    Siegfried Holding AG...................................   1,609     338,342
    Sika AG................................................     560   2,623,454
    Sonova Holding AG......................................   9,168   1,255,102
    St Galler Kantonalbank AG..............................     859     353,193
    Straumann Holding AG...................................   1,547     590,610
    Sulzer AG..............................................   6,667     676,915
    Sunrise Communications Group AG........................   1,007      65,063
#   Swatch Group AG (The)(7184725).........................   4,369   1,143,996
    Swatch Group AG (The)(7184736).........................   7,497     382,713
    Swiss Life Holding AG..................................   8,314   1,896,503
    Swiss Re AG............................................  27,430   2,299,361
    Swisscom AG............................................   2,083   1,024,730
    Swissquote Group Holding SA............................   3,140      77,840
    Syngenta AG............................................  10,331   4,063,030
    Syngenta AG ADR........................................  13,102   1,030,079
    Tamedia AG.............................................     430      74,310
    Tecan Group AG.........................................   2,183     350,832
    Temenos Group AG.......................................  14,082     870,797
    U-Blox AG..............................................   1,839     465,412
    UBS Group AG(BRJL176)..................................   2,937      40,375

                                     1740

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                           ------- ------------
SWITZERLAND -- (Continued)
*   UBS Group AG(H42097107)............................... 159,324 $  2,195,485
    Valiant Holding AG....................................   6,361      606,572
    Valora Holding AG.....................................   1,479      427,310
    Vaudoise Assurances Holding SA........................     419      218,110
    Vetropack Holding AG..................................      57       89,562
*   Von Roll Holding AG...................................  14,867        9,346
    Vontobel Holding AG...................................  11,479      529,416
    VP Bank AG............................................     253       25,162
    VZ Holding AG.........................................     403      120,337
    Walter Meier AG.......................................     480       16,298
    Ypsomed Holding AG....................................     537      106,514
*   Zehnder Group AG......................................   2,943      113,910
    Zug Estates Holding AG Class B........................      39       66,884
    Zuger Kantonalbank AG.................................      25      127,083
    Zurich Insurance Group AG.............................   7,649    1,836,471
                                                                   ------------
TOTAL SWITZERLAND.........................................          123,164,015
                                                                   ------------
TAIWAN -- (3.6%)
    A-DATA Technology Co., Ltd............................  62,503       88,098
    Ability Enterprise Co., Ltd........................... 113,695       62,522
    AcBel Polytech, Inc................................... 108,540       89,818
    Accton Technology Corp................................ 173,929      302,111
#   Acer, Inc............................................. 805,521      384,014
    ACES Electronic Co., Ltd..............................  43,000       34,206
    Achem Technology Corp.................................  82,579       29,500
*   Acme Electronics Corp.................................  19,000        7,582
    Acter Co., Ltd........................................  10,000       26,673
    Actron Technology Corp................................  15,000       54,869
    Adlink Technology, Inc................................  20,933       42,789
    Advanced Ceramic X Corp...............................   8,000       43,987
*   Advanced Connectek, Inc...............................  40,000        7,908
    Advanced Semiconductor Engineering, Inc............... 542,644      640,586
    Advanced Semiconductor Engineering, Inc. ADR..........  36,804      211,623
#   Advanced Wireless Semiconductor Co....................  71,000      132,532
    Advancetek Enterprise Co., Ltd........................  36,000       23,150
    Advantech Co., Ltd....................................  31,443      244,677
*   AGV Products Corp..................................... 162,969       41,691
    Airtac International Group............................  28,500      213,590
    Allis Electric Co., Ltd...............................   8,000        2,670
    Alltek Technology Corp................................  26,680       22,061
    Alpha Networks, Inc................................... 115,200       73,829
    Altek Corp............................................ 117,648       84,787
    Ambassador Hotel (The)................................  55,000       45,020
    AMPOC Far-East Co., Ltd...............................  24,000       18,527
    Anpec Electronics Corp................................  26,402       24,338
    Apacer Technology, Inc................................  60,450       52,888
*   APCB, Inc.............................................  39,000       19,695
    Apex Biotechnology Corp...............................  31,226       46,569
    Apex International Co., Ltd...........................  22,000       27,573
    Apex Medical Corp.....................................   7,000        8,267
    Apex Science & Engineering............................  75,920       20,085
    Arcadyan Technology Corp..............................  28,674       51,946
#   Ardentec Corp......................................... 200,119      131,273

                                     1741

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
TAIWAN -- (Continued)
*   Arima Communications Corp............................    58,708 $   10,837
    Asia Cement Corp.....................................   257,029    235,111
*   Asia Optical Co., Inc................................    98,000     84,691
    Asia Plastic Recycling Holding, Ltd..................    50,690     29,317
#   Asia Vital Components Co., Ltd.......................   128,053    103,158
    ASPEED Technology, Inc...............................     4,000     41,166
    ASROCK, Inc..........................................     6,000      8,270
    Asustek Computer, Inc................................    36,502    317,598
    Aten International Co., Ltd..........................    35,000     89,980
#   AU Optronics Corp.................................... 3,746,980  1,531,213
    AU Optronics Corp. Sponsored ADR.....................    19,522     80,821
    Audix Corp...........................................    47,200     53,249
    Aurora Corp..........................................    33,000     52,717
    AV Tech Corp.........................................    12,000      8,822
    Bank of Kaohsiung Co., Ltd...........................   152,053     43,551
    BenQ Materials Corp..................................    69,000     37,432
    BES Engineering Corp.................................   415,000     70,771
    Bioteque Corp........................................     6,000     29,080
#   Bizlink Holding, Inc.................................    32,720    201,469
    Boardtek Electronics Corp............................    47,000     60,190
*   C Sun Manufacturing, Ltd.............................    26,000     12,072
    Capital Securities Corp..............................   674,000    184,294
    Career Technology MFG. Co., Ltd......................   147,000     83,272
    Casetek Holdings, Ltd................................    37,000    149,437
    Catcher Technology Co., Ltd..........................   114,360    797,353
    Cathay Financial Holding Co., Ltd....................   689,692    775,844
#*  Cathay Real Estate Development Co., Ltd..............   309,000    138,498
    Central Reinsurance Co., Ltd.........................    28,560     12,303
#   Chailease Holding Co., Ltd...........................   310,000    550,427
*   Champion Building Materials Co., Ltd.................    74,526     15,518
    Chang Hwa Commercial Bank, Ltd.......................   477,097    256,728
    Chang Wah Electromaterials, Inc......................    17,682     65,331
    Channel Well Technology Co., Ltd.....................    85,000     88,488
    Charoen Pokphand Enterprise..........................    73,920     85,689
    Chaun-Choung Technology Corp.........................    25,000    118,423
    CHC Healthcare Group.................................    19,000     29,447
    CHC Resources Corp...................................    22,000     38,960
    Chen Full International Co., Ltd.....................    17,000     29,088
    Chenbro Micom Co., Ltd...............................    14,000     26,144
#   Cheng Loong Corp.....................................   309,360    108,567
#   Cheng Shin Rubber Industry Co., Ltd..................   137,341    286,709
#   Cheng Uei Precision Industry Co., Ltd................   183,051    248,750
    Chia Chang Co., Ltd..................................    24,000     17,003
    Chicony Electronics Co., Ltd.........................    69,042    170,840
    Chicony Power Technology Co., Ltd....................    25,125     28,092
    Chien Kuo Construction Co., Ltd......................    75,250     20,982
#   Chilisin Electronics Corp............................    45,560     98,287
    Chimei Materials Technology Corp.....................   117,100     56,796
#   Chin-Poon Industrial Co., Ltd........................   143,126    314,319
    China Airlines, Ltd.................................. 1,005,019    295,488
    China Bills Finance Corp.............................   313,000    119,169
    China Chemical & Pharmaceutical Co., Ltd.............    99,000     56,465
    China Development Financial Holding Corp............. 1,337,412    325,633

                                     1742

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                              SHARES   VALUE++
                                                             --------- --------
TAIWAN -- (Continued)
    China Ecotek Corp.......................................    11,000 $ 16,665
*   China Electric Manufacturing Corp.......................    73,000   18,046
    China General Plastics Corp.............................   129,396   66,778
    China Glaze Co., Ltd....................................    29,599   10,290
    China Life Insurance Co., Ltd...........................   786,488  650,612
    China Metal Products....................................   104,290  107,383
    China Steel Chemical Corp...............................    27,000   88,838
#   China Steel Corp........................................   966,881  668,871
    China Steel Structure Co., Ltd..........................    24,000   16,298
    China Synthetic Rubber Corp.............................   185,544  134,622
    China Wire & Cable Co., Ltd.............................    48,800   19,973
    Chinese Maritime Transport, Ltd.........................    41,000   29,150
#   Chipbond Technology Corp................................   217,000  296,826
    ChipMOS TECHNOLOGIES, Inc...............................    46,000   47,696
    Chong Hong Construction Co., Ltd........................    67,941  123,256
    Chroma ATE, Inc.........................................    65,560  165,350
    Chun Yuan Steel.........................................   160,570   51,557
*   Chung Hung Steel Corp...................................   221,212   39,512
    Chung Hwa Pulp Corp.....................................   145,629   41,715
    Chung-Hsin Electric & Machinery Manufacturing Corp......   194,000  112,211
*   Chunghwa Picture Tubes, Ltd.............................   951,656   29,898
    Chunghwa Telecom Co., Ltd...............................    74,727  267,038
    Chunghwa Telecom Co., Ltd. Sponsored ADR................     3,011  108,787
    Cleanaway Co., Ltd......................................     9,000   48,994
#   Clevo Co................................................   158,401  143,245
*   CMC Magnetics Corp......................................   893,101  109,920
*   CoAsia Microelectronics Corp............................    57,000   34,387
    Coland Holdings, Ltd....................................    11,000   15,437
    Compal Electronics, Inc................................. 1,134,747  713,011
    Compeq Manufacturing Co., Ltd...........................   396,000  207,519
*   Continental Holdings Corp...............................   130,200   43,819
#   Coretronic Corp.........................................   248,750  234,922
    Coxon Precise Industrial Co., Ltd.......................    40,000   47,439
    CSBC Corp. Taiwan.......................................   132,740   61,320
#   CTBC Financial Holding Co., Ltd......................... 1,638,792  904,770
    CTCI Corp...............................................   134,444  189,692
    Cub Elecparts, Inc......................................     5,276   63,976
    CviLux Corp.............................................    15,000   11,900
    CyberTAN Technology, Inc................................   152,424   98,831
#   D-Link Corp.............................................   313,976  120,151
    DA CIN Construction Co., Ltd............................    36,000   18,279
    Da-Li Development Co., Ltd..............................    33,596   25,513
*   Danen Technology Corp...................................   236,000   58,842
    Darfon Electronics Corp.................................    73,000   41,259
    Darwin Precisions Corp..................................   146,000   63,409
    De Licacy Industrial Co., Ltd...........................    42,623   40,536
    Delpha Construction Co., Ltd............................    53,321   24,059
    Delta Electronics, Inc..................................    47,699  251,596
    Depo Auto Parts Ind Co., Ltd............................    45,000  150,226
    DFI, Inc................................................    18,000   28,505
    Dynacolor, Inc..........................................    17,000   24,103
*   Dynamic Electronics Co., Ltd............................    68,183   19,777
    Dynapack International Technology Corp..................    57,000   79,170

                                     1743

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES   VALUE++
                                                          --------- --------
TAIWAN -- (Continued)
#*  E Ink Holdings, Inc..................................   375,000 $222,592
    E-Lead Electronic Co., Ltd...........................    42,000   41,934
    E-Life Mall Corp.....................................    18,000   33,160
*   E-Ton Solar Tech Co., Ltd............................   148,022   53,571
#   E.Sun Financial Holding Co., Ltd..................... 1,355,125  756,809
*   Eastern Media International Corp.....................   136,330   24,400
#   Eclat Textile Co., Ltd...............................    35,435  397,197
    Edimax Technology Co., Ltd...........................    52,313   16,384
    Edison Opto Corp.....................................    40,000   18,702
    Edom Technology Co., Ltd.............................    49,239   28,843
    eGalax_eMPIA Technology, Inc.........................    22,944   36,595
#   Elan Microelectronics Corp...........................   118,000  140,059
#   Elite Advanced Laser Corp............................    41,760  165,884
    Elite Material Co., Ltd..............................    84,162  191,297
#   Elite Semiconductor Memory Technology, Inc...........   114,000  105,220
    Elitegroup Computer Systems Co., Ltd.................   127,087   65,374
#   eMemory Technology, Inc..............................    13,000  130,871
*   Emerging Display Technologies Corp...................   111,000   38,672
    ENG Electric Co., Ltd................................    55,120   28,721
    EnTie Commercial Bank Co., Ltd.......................   165,000   71,619
*   Episil Holdings, Inc.................................    65,500   24,163
#   Epistar Corp.........................................   397,743  307,416
    Eson Precision Ind. Co., Ltd.........................    15,000   18,040
#   Eternal Materials Co., Ltd...........................   202,612  211,070
    Etron Technology, Inc................................   155,000   64,505
*   Eva Airways Corp.....................................   570,699  271,660
    Everest Textile Co., Ltd.............................    69,000   33,672
    Evergreen International Storage & Transport Corp.....   209,000   86,201
    Evergreen Marine Corp. Taiwan, Ltd...................   445,812  172,702
    Everlight Chemical Industrial Corp...................   115,155   73,862
#   Everlight Electronics Co., Ltd.......................   154,225  251,047
    Excelsior Medical Co., Ltd...........................    32,172   51,549
#   Far Eastern Department Stores, Ltd...................   390,249  223,364
    Far Eastern International Bank.......................   902,784  263,427
    Far Eastern New Century Corp.........................   396,625  309,946
    Far EasTone Telecommunications Co., Ltd..............   116,000  266,695
    Faraday Technology Corp..............................    62,637   73,514
    Farglory Land Development Co., Ltd...................   164,575  177,302
    Federal Corp.........................................   170,164   75,478
    Feedback Technology Corp.............................     9,000   14,760
#   Feng Hsin Steel Co., Ltd.............................   122,000  160,746
    Feng TAY Enterprise Co., Ltd.........................    44,953  203,135
    First Financial Holding Co., Ltd..................... 1,086,040  602,709
    First Hotel..........................................    55,789   31,914
*   First Insurance Co., Ltd, (The)......................    35,000   12,894
    First Steamship Co., Ltd.............................   145,509   36,707
#   FLEXium Interconnect, Inc............................   112,095  299,340
    Flytech Technology Co., Ltd..........................    18,312   61,758
    Formosa Advanced Technologies Co., Ltd...............    66,000   46,225
    Formosa Chemicals & Fibre Corp.......................    96,821  252,310
    Formosa International Hotels Corp....................     9,246   54,498
    Formosa Laboratories, Inc............................    18,000   57,569
    Formosa Petrochemical Corp...........................    37,000  105,272

                                     1744

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES   VALUE++
                                                          --------- --------
TAIWAN -- (Continued)
    Formosan Rubber Group, Inc...........................   202,000 $ 96,848
    Formosan Union Chemical..............................   113,167   62,968
    Founding Construction & Development Co., Ltd.........    45,208   23,072
    Foxconn Technology Co., Ltd..........................   176,373  428,010
    Foxlink Image Technology Co., Ltd....................    30,000   14,013
    FSP Technology, Inc..................................    54,000   41,667
    Fubon Financial Holding Co., Ltd.....................   543,019  675,744
    Fulgent Sun International Holding Co., Ltd...........    17,000   34,899
    Fulltech Fiber Glass Corp............................   120,965   50,934
    Fwusow Industry Co., Ltd.............................    69,625   33,365
*   G Tech Optoelectronics Corp..........................    67,000   26,275
    Gallant Precision Machining Co., Ltd.................    44,000   24,535
    Gemtek Technology Corp...............................   125,348   70,337
    General Plastic Industrial Co., Ltd..................    14,000   20,179
*   Genesis Photonics, Inc...............................    79,059   12,804
*   Genius Electronic Optical Co., Ltd...................    17,000   30,805
    GeoVision, Inc.......................................    16,324   32,250
    Getac Technology Corp................................   159,000  119,867
#   Giant Manufacturing Co., Ltd.........................    18,760  126,668
    Giantplus Technology Co., Ltd........................    57,000   36,313
    Giga Solution Tech Co., Ltd..........................    41,000   30,282
#   Gigabyte Technology Co., Ltd.........................   229,000  290,946
    Gigasolar Materials Corp.............................     3,600   51,877
*   Gigastorage Corp.....................................   155,450  112,249
    Ginko International Co., Ltd.........................    12,000  124,089
#*  Gintech Energy Corp..................................   126,472   93,198
*   Global Brands Manufacture, Ltd.......................   122,000   32,550
    Global Lighting Technologies, Inc....................    29,000   82,123
    Global Mixed Mode Technology, Inc....................    17,000   34,778
    Global Unichip Corp..................................    19,000   45,706
    Globalwafers Co., Ltd................................    29,000   59,452
    Globe Union Industrial Corp..........................   129,075   56,485
    Gloria Material Technology Corp......................   194,636   98,608
*   Gold Circuit Electronics, Ltd........................   171,000   60,936
#   Goldsun Building Materials Co., Ltd..................   523,624  133,482
    Gourmet Master Co., Ltd..............................    11,000  117,685
#   Grand Pacific Petrochemical..........................   366,000  192,950
    Grand Plastic Technology Corp........................     8,000   51,359
#   Grape King Bio, Ltd..................................    14,000   93,965
    Great China Metal Industry...........................    26,000   20,447
    Great Taipei Gas Co., Ltd............................    41,000   29,993
    Great Wall Enterprise Co., Ltd.......................   297,427  252,310
    Greatek Electronics, Inc.............................   116,000  142,496
#*  Green Energy Technology, Inc.........................   111,581   66,149
    Green Seal Holding, Ltd..............................     7,000   32,304
*   GTM Holdings Corp....................................    27,000   12,949
    Hannstar Board Corp..................................   166,096   53,907
#*  HannStar Display Corp................................ 1,058,135  179,084
*   HannsTouch Solution, Inc.............................   181,465   37,298
    Hanpin Electron Co., Ltd.............................    13,000   21,929
    Harvatek Corp........................................    58,239   18,199
    Hey Song Corp........................................    83,500   85,400
#   Highwealth Construction Corp.........................   241,478  368,529

                                     1745

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
TAIWAN -- (Continued)
    Hiroca Holdings, Ltd.................................    12,795 $   46,384
    Hitron Technology, Inc...............................    97,000     65,477
#   Hiwin Technologies Corp..............................    36,350    178,420
*   Ho Tung Chemical Corp................................   263,955     61,654
    Hocheng Corp.........................................    66,000     15,958
    Holiday Entertainment Co., Ltd.......................    12,000     18,850
    Holtek Semiconductor, Inc............................    63,000    104,905
    Holy Stone Enterprise Co., Ltd.......................    69,878     77,012
    Hon Hai Precision Industry Co., Ltd.................. 1,064,066  2,936,403
    Hon Hai Precision Industry Co., Ltd. GDR.............    44,536    248,449
    Hong YI Fiber Industry Co............................    28,000     17,618
*   Horizon Securities Co., Ltd..........................   142,000     27,382
    Hota Industrial Manufacturing Co., Ltd...............    21,665     98,694
    Hotai Motor Co., Ltd.................................    28,000    281,313
    Hsin Kuang Steel Co., Ltd............................    73,000     36,976
    Hsin Yung Chien Co., Ltd.............................     8,800     22,079
#   HTC Corp.............................................   180,522    538,365
#   Hu Lane Associate, Inc...............................    27,431    122,853
*   HUA ENG Wire & Cable Co., Ltd........................    39,000      8,424
    Hua Nan Financial Holdings Co., Ltd..................   848,825    463,318
#   Huaku Development Co., Ltd...........................   118,540    198,086
    Huang Hsiang Construction Corp.......................    49,000     53,043
    Hung Poo Real Estate Development Corp................   116,695     97,887
    Hung Sheng Construction, Ltd.........................   165,500     85,590
    Hwa Fong Rubber Co., Ltd.............................    95,397     36,030
*   I-Chiun Precision Industry Co., Ltd..................    61,000     17,676
    I-Sheng Electric Wire & Cable Co., Ltd...............    25,000     30,587
    Ibase Technology, Inc................................    31,993     64,325
*   Ichia Technologies, Inc..............................   139,000     65,000
    Ideal Bike Corp......................................    53,000     20,623
    IEI Integration Corp.................................    60,000     76,713
    Innolux Corp......................................... 1,969,685    729,541
#*  Inotera Memories, Inc................................   623,634    509,416
    Inpaq Technology Co., Ltd............................    27,000     18,484
    Inventec Corp........................................   576,945    448,430
    ITE Technology, Inc..................................    53,193     49,580
    ITEQ Corp............................................    79,835     85,070
    Jentech Precision Industrial Co., Ltd................    23,000     34,716
    Jess-Link Products Co., Ltd..........................    60,000     51,239
#   Jih Sun Financial Holdings Co., Ltd..................   568,855    125,525
    Johnson Health Tech Co., Ltd.........................    17,959     26,430
    K Laser Technology, Inc..............................    36,000     16,482
    Kaori Heat Treatment Co., Ltd........................    15,147     28,203
    Kaulin Manufacturing Co., Ltd........................    16,000      8,479
    KD Holding Corp......................................     7,000     39,841
    KEE TAI Properties Co., Ltd..........................   186,790     74,931
    Kenda Rubber Industrial Co., Ltd.....................   159,632    255,247
    Kenmec Mechanical Engineering Co., Ltd...............    68,000     24,978
    Kerry TJ Logistics Co., Ltd..........................    38,000     51,091
    Kindom Construction Corp.............................   215,000    115,701
    King Slide Works Co., Ltd............................     9,000    109,361
    King Yuan Electronics Co., Ltd.......................   479,545    458,708
#   King's Town Bank Co., Ltd............................   302,000    221,669

                                     1746

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES   VALUE++
                                                          --------- --------
TAIWAN -- (Continued)
    Kinik Co.............................................    44,000 $ 75,599
*   Kinko Optical Co., Ltd...............................    62,000   33,695
#*  Kinpo Electronics....................................   563,000  211,176
    Kinsus Interconnect Technology Corp..................    96,000  207,460
    KMC Kuei Meng International, Inc.....................     4,316   16,053
    KS Terminals, Inc....................................    47,162   56,643
    Kung Long Batteries Industrial Co., Ltd..............    26,000  125,920
*   Kung Sing Engineering Corp...........................    91,000   28,516
#   Kuo Toong International Co., Ltd.....................    85,813   62,451
    Kuoyang Construction Co., Ltd........................   147,387   54,773
    Kwong Fong Industries Corp...........................    69,680   41,820
    Kwong Lung Enterprise Co., Ltd.......................    19,000   28,866
    KYE Systems Corp.....................................    72,910   20,545
    L&K Engineering Co., Ltd.............................    74,000   59,201
    LAN FA Textile.......................................    88,922   23,816
    Lanner Electronics, Inc..............................     6,294    9,152
    Largan Precision Co., Ltd............................     5,000  537,540
#*  LCY Chemical Corp....................................   117,286  143,089
    Leader Electronics, Inc..............................    40,000   11,991
    Lealea Enterprise Co., Ltd...........................   259,933   69,152
    LEE CHI Enterprises Co., Ltd.........................    96,000   32,675
    Lelon Electronics Corp...............................    29,750   38,543
    Leofoo Development Co., Ltd..........................    71,000   20,220
*   LES Enphants Co., Ltd................................    81,000   34,441
    Lextar Electronics Corp..............................   245,500  125,630
*   Li Peng Enterprise Co., Ltd..........................   295,366   73,102
    Lian HWA Food Corp...................................     8,467    8,457
#   Lien Hwa Industrial Corp.............................   225,975  150,907
    Lingsen Precision Industries, Ltd....................   142,000   44,737
    Lite-On Semiconductor Corp...........................    73,448   49,545
    Lite-On Technology Corp..............................   587,234  880,683
    Long Bon International Co., Ltd......................   155,000   77,487
    Long Chen Paper Co., Ltd.............................   201,314   99,997
    Longwell Co..........................................    41,000   43,643
    Lotes Co., Ltd.......................................    15,000   39,305
    Lumax International Corp., Ltd.......................    26,705   38,416
    Lung Yen Life Service Corp...........................    31,000   56,344
#   LuxNet Corp..........................................    24,000   34,686
    Macauto Industrial Co., Ltd..........................     6,000   32,509
    Macroblock, Inc......................................     4,000    9,053
*   Macronix International............................... 1,137,909  145,782
    Mag Layers Scientific-Technics Co., Ltd..............    24,000   33,609
#   Makalot Industrial Co., Ltd..........................    31,528  163,137
    Marketech International Corp.........................    45,000   40,229
    Masterlink Securities Corp...........................   409,471  117,617
*   Mayer Steel Pipe Corp................................    29,700   11,769
    MediaTek, Inc........................................    79,048  603,533
#   Mega Financial Holding Co., Ltd......................   796,365  624,508
    Mercuries & Associates Holding, Ltd..................   108,322   65,067
    Mercuries Life Insurance Co., Ltd....................   260,258  132,213
#   Merida Industry Co., Ltd.............................    36,790  170,440
#   Merry Electronics Co., Ltd...........................    63,734  182,147
    Micro-Star International Co., Ltd....................   263,394  574,794

                                     1747

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
TAIWAN -- (Continued)
*   Microbio Co., Ltd....................................  89,881 $   73,489
*   Microelectronics Technology, Inc.....................  87,213     30,498
    Microlife Corp.......................................  17,000     42,676
    MIN AIK Technology Co., Ltd..........................  80,000    102,619
    Mirle Automation Corp................................  48,830     60,624
#*  Motech Industries, Inc............................... 132,000    137,612
    MPI Corp.............................................  21,000     57,718
    Nak Sealing Technologies Corp........................  18,000     47,947
#   Namchow Chemical Industrial Co., Ltd.................  58,000    126,402
#   Nan Kang Rubber Tire Co., Ltd........................ 118,183    104,667
    Nan Liu Enterprise Co., Ltd..........................   7,000     34,465
    Nan Ren Lake Leisure Amusement Co., Ltd..............  50,000     12,510
    Nan Ya Plastics Corp................................. 148,187    280,734
    Nan Ya Printed Circuit Board Corp....................  91,214     80,625
    Nantex Industry Co., Ltd.............................  90,179     77,197
    Nanya Technology Corp................................  86,110    101,856
#   National Petroleum Co., Ltd..........................  67,000     75,887
#   Neo Solar Power Corp................................. 299,548    153,634
    New Era Electronics Co., Ltd.........................  16,000     11,845
*   Newmax Technology Co., Ltd...........................  12,523      8,902
    Nexcom International Co., Ltd........................   5,000      4,679
    Nichidenbo Corp......................................  24,696     17,494
    Nien Hsing Textile Co., Ltd..........................  96,271     72,417
    Novatek Microelectronics Corp........................  95,000    333,833
    Nuvoton Technology Corp..............................  19,000     21,888
*   Ocean Plastics Co., Ltd..............................  29,000     24,079
    OptoTech Corp........................................ 184,000     72,487
*   Orient Semiconductor Electronics, Ltd................ 103,000     45,445
    Oriental Union Chemical Corp......................... 212,992    130,832
    P-Duke Technology Co., Ltd...........................  17,000     35,907
    Pacific Hospital Supply Co., Ltd.....................  24,000     76,775
    Paiho Shih Holdings Corp.............................  36,300     39,590
    Pan Jit International, Inc........................... 158,940     79,621
    Pan-International Industrial Corp.................... 124,000     60,340
    Parade Technologies, Ltd.............................   6,000     53,308
    Paragon Technologies Co., Ltd........................  20,423     14,923
    PChome Online, Inc...................................  13,166    148,074
    Pegatron Corp........................................ 408,261  1,004,990
    Phihong Technology Co., Ltd..........................  71,000     24,826
#   Phison Electronics Corp..............................  39,000    323,597
    Phoenix Tours International, Inc.....................   7,350      9,135
    Pixart Imaging, Inc..................................   7,000     16,310
    Polytronics Technology Corp..........................  23,000     40,212
    Portwell, Inc........................................  35,000     59,482
    Posiflex Technology, Inc.............................   8,321     44,286
    Pou Chen Corp........................................ 294,528    402,034
    Power Quotient International Co., Ltd................  50,000     16,080
    Powertech Technology, Inc............................ 208,900    531,666
    Poya International Co., Ltd..........................   9,343    115,314
    President Chain Store Corp...........................  25,768    209,356
    President Securities Corp............................ 302,578    114,247
    Primax Electronics, Ltd.............................. 127,000    174,380
*   Prime Electronics & Satellitics, Inc.................  29,400      9,482

                                     1748

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES   VALUE++
                                                          --------- --------
TAIWAN -- (Continued)
#   Prince Housing & Development Corp....................   469,000 $155,875
    Promate Electronic Co., Ltd..........................    59,000   58,760
    Promise Technology, Inc..............................    34,874   18,721
#   Qisda Corp...........................................   715,875  259,404
    Qualipoly Chemical Corp..............................    41,474   48,913
#   Quanta Computer, Inc.................................   285,007  580,435
*   Quintain Steel Co., Ltd..............................    62,050   15,628
    Radiant Opto-Electronics Corp........................   123,782  198,796
#   Radium Life Tech Co., Ltd............................   285,030   90,341
    Ralec Electronic Corp................................     8,000   11,490
    Realtek Semiconductor Corp...........................    60,098  217,951
    Rechi Precision Co., Ltd.............................   117,185  101,039
    Rich Development Co., Ltd............................   222,814   61,191
*   Ritek Corp........................................... 1,144,759  142,708
    Rotam Global Agrosciences, Ltd.......................    21,319   29,066
*   Ruentex Development Co., Ltd.........................   153,585  184,253
    Ruentex Engineering & Construction Co................    13,000   15,997
    Ruentex Industries, Ltd..............................   101,501  162,360
    Run Long Construction Co., Ltd.......................    49,204   57,378
    Sampo Corp...........................................   174,000   88,066
    San Fang Chemical Industry Co., Ltd..................    60,648   71,690
*   San Far Property, Ltd................................    44,745   18,973
    San Shing Fastech Corp...............................    26,565   50,346
*   Sanyang Motor Co., Ltd...............................   227,900  155,016
    SCI Pharmtech, Inc...................................     9,450   25,601
    Scientech Corp.......................................     8,000   17,128
    SDI Corp.............................................    35,000   44,503
    Senao International Co., Ltd.........................    39,000   69,705
    Senao Networks, Inc..................................     9,000   49,238
    Sercomm Corp.........................................    78,000  168,977
    Sesoda Corp..........................................    44,972   37,086
    Sheng Yu Steel Co., Ltd..............................    61,000   42,224
    ShenMao Technology, Inc..............................    14,922   11,466
    Shih Her Technologies, Inc...........................    21,000   21,329
    Shih Wei Navigation Co., Ltd.........................    87,254   27,204
    Shihlin Electric & Engineering Corp..................    31,000   38,990
*   Shihlin Paper Corp...................................    16,000   16,340
#   Shin Kong Financial Holding Co., Ltd................. 2,230,176  453,601
#   Shin Zu Shing Co., Ltd...............................    53,549  181,596
    Shinih Enterprise Co., Ltd...........................    24,000   14,838
*   Shining Building Business Co., Ltd...................   120,062   40,870
    Shinkong Insurance Co., Ltd..........................    75,000   55,345
    Shinkong Synthetic Fibers Corp.......................   499,799  134,232
    Shinkong Textile Co., Ltd............................    59,000   81,329
    ShunSin Technology Holding, Ltd......................     8,000   24,564
*   Shuttle, Inc.........................................   166,000   45,889
    Sigurd Microelectronics Corp.........................   156,000  112,777
    Silergy Corp.........................................     5,000   64,672
    Siliconware Precision Industries Co., Ltd............    98,033  147,564
    Simplo Technology Co., Ltd...........................    84,000  296,876
    Sinbon Electronics Co., Ltd..........................    73,415  175,256
    Sincere Navigation Corp..............................   129,125   79,706
    Sinher Technology, Inc...............................    24,000   40,801

                                     1749

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES   VALUE++
                                                          --------- --------
TAIWAN -- (Continued)
    Sinmag Equipment Corp................................     8,649 $ 32,692
#   Sino-American Silicon Products, Inc..................   224,000  244,673
    Sinon Corp...........................................   145,000   64,293
    SinoPac Financial Holdings Co., Ltd.................. 1,246,112  402,603
    Sinphar Pharmaceutical Co., Ltd......................    33,632   29,117
    Sinyi Realty, Inc....................................    34,262   30,652
    Sirtec International Co., Ltd........................    64,000   77,291
    Sitronix Technology Corp.............................    33,000  109,679
    Siward Crystal Technology Co., Ltd...................    48,000   27,872
    Soft-World International Corp........................    24,000   54,248
*   Solar Applied Materials Technology Co................   103,000   28,232
    Solartech Energy Corp................................   120,296   65,640
    Sonix Technology Co., Ltd............................    63,000   69,536
    Southeast Cement Co., Ltd............................    33,000   15,819
    Sporton International, Inc...........................    15,699   88,102
    St Shine Optical Co., Ltd............................     9,000  217,892
    Standard Chemical & Pharmaceutical Co., Ltd..........    20,330   22,005
    Standard Foods Corp..................................    40,718  101,264
    Stark Technology, Inc................................    41,000   31,925
    Sunonwealth Electric Machine Industry Co., Ltd.......    39,000   32,766
    Sunrex Technology Corp...............................    69,040   36,958
    Sunspring Metal Corp.................................    22,000   30,008
    Supreme Electronics Co., Ltd.........................   168,305   92,220
#   Swancor Ind Co., Ltd.................................    20,000   74,415
    Sweeten Real Estate Development Co., Ltd.............    27,052   13,515
    Syncmold Enterprise Corp.............................    43,000   70,223
    Synnex Technology International Corp.................   271,248  320,475
    Sysage Technology Co., Ltd...........................    13,860   11,437
    Systex Corp..........................................    55,000   90,377
    T-Mac Techvest PCB Co., Ltd..........................    42,000   13,570
    TA Chen Stainless Pipe...............................   205,678  108,335
    Ta Chong Securities Co., Ltd.........................   108,000   29,033
    TA-I Technology Co., Ltd.............................    37,000   19,414
    Tah Hsin Industrial Corp.............................     9,900    7,540
#*  Tai Tung Communication Co., Ltd......................    38,000   21,110
    Taichung Commercial Bank Co., Ltd....................   827,292  239,623
    TaiDoc Technology Corp...............................    10,000   44,424
    Taiflex Scientific Co., Ltd..........................    82,000   90,433
    Taimide Tech, Inc....................................    21,000   20,679
    Tainan Enterprises Co., Ltd..........................    21,000   22,836
#   Tainan Spinning Co., Ltd.............................   459,171  207,536
    Tainergy Tech Co., Ltd...............................    38,000   19,854
#   Taishin Financial Holding Co., Ltd...................   785,225  315,406
*   Taisun Enterprise Co., Ltd...........................    47,741   20,199
*   Taita Chemical Co., Ltd..............................    60,424   14,304
    Taiwan Acceptance Corp...............................    48,000  106,826
*   Taiwan Business Bank................................. 1,214,787  320,385
    Taiwan Cement Corp...................................   508,137  540,152
    Taiwan Chinsan Electronic Industrial Co., Ltd........    35,000   53,543
    Taiwan Cogeneration Corp.............................   104,993   79,293
#   Taiwan Cooperative Financial Holding Co., Ltd........   879,774  412,351
    Taiwan FamilyMart Co., Ltd...........................     2,000   13,256
    Taiwan Fertilizer Co., Ltd...........................   234,000  326,308

                                     1750

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
TAIWAN -- (Continued)
    Taiwan Fire & Marine Insurance Co., Ltd..............  50,040 $   30,334
    Taiwan FU Hsing Industrial Co., Ltd..................  32,000     46,631
*   Taiwan Glass Industry Corp........................... 247,142    104,632
#   Taiwan Hon Chuan Enterprise Co., Ltd................. 104,421    151,818
    Taiwan Hopax Chemicals Manufacturing Co., Ltd........  85,000     53,513
    Taiwan Land Development Corp......................... 258,130     85,798
    Taiwan Line Tek Electronic...........................  11,337      6,150
    Taiwan Mobile Co., Ltd...............................  39,800    137,219
    Taiwan Navigation Co., Ltd...........................  34,000     13,217
    Taiwan Paiho, Ltd....................................  80,892    248,692
    Taiwan PCB Techvest Co., Ltd......................... 140,800    130,250
*   Taiwan Prosperity Chemical Corp......................  40,000     18,432
*   Taiwan Pulp & Paper Corp.............................  93,280     31,273
    Taiwan Sakura Corp...................................  58,140     59,986
    Taiwan Sanyo Electric Co., Ltd.......................  12,750      9,836
    Taiwan Secom Co., Ltd................................  22,330     65,566
#   Taiwan Semiconductor Co., Ltd........................ 108,000    130,673
    Taiwan Semiconductor Manufacturing Co., Ltd.......... 454,465  2,454,878
    Taiwan Semiconductor Manufacturing Co., Ltd.
      Sponsored ADR...................................... 116,749  3,243,287
    Taiwan Shin Kong Security Co., Ltd...................  63,630     83,147
#*  Taiwan Styrene Monomer............................... 203,833    108,004
    Taiwan Surface Mounting Technology Corp.............. 100,867     85,556
    Taiwan TEA Corp...................................... 287,704    142,992
    Taiwan Union Technology Corp.........................  86,000    109,886
    Taiyen Biotech Co., Ltd..............................  48,000     46,344
#*  Tatung Co., Ltd...................................... 895,452    150,373
    Te Chang Construction Co., Ltd.......................  31,500     23,053
    Teco Electric and Machinery Co., Ltd................. 469,000    415,717
    Test Research, Inc...................................  66,532     88,025
    Test Rite International Co., Ltd..................... 119,389     73,521
*   Tex-Ray Industrial Co., Ltd..........................  59,000     25,074
    Thinking Electronic Industrial Co., Ltd..............  15,000     24,194
    Thye Ming Industrial Co., Ltd........................  45,850     44,867
#   Ton Yi Industrial Corp............................... 291,200    130,118
    Tong Hsing Electronic Industries, Ltd................  38,000    141,198
    Tong Yang Industry Co., Ltd.......................... 171,041    307,872
    Tong-Tai Machine & Tool Co., Ltd.....................  76,160     57,465
    Topco Scientific Co., Ltd............................  44,589    105,080
    Topkey Corp..........................................   6,000     19,089
    Topoint Technology Co., Ltd..........................  47,494     33,594
    Toung Loong Textile Manufacturing....................  14,000     38,848
#   TPK Holding Co., Ltd................................. 116,000    222,133
    Transasia Airways Corp...............................  40,399      7,928
    Transcend Information, Inc...........................  45,483    136,621
    Tripod Technology Corp............................... 193,970    397,252
#   TrueLight Corp.......................................  44,000     97,104
    Tsann Kuen Enterprise Co., Ltd.......................  12,913     10,672
    TSC Auto ID Technology Co., Ltd......................   3,300     27,506
    TSRC Corp............................................ 156,717    137,279
    Ttet Union Corp......................................  10,000     24,787
    TTY Biopharm Co., Ltd................................  16,267     55,644
    Tung Ho Steel Enterprise Corp........................ 279,254    159,734
#   Tung Thih Electronic Co., Ltd........................  20,492    278,160

                                     1751

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
TAIWAN -- (Continued)
    TURVO International Co., Ltd.........................     5,776 $   15,248
    TXC Corp.............................................   118,411    160,480
    TYC Brother Industrial Co., Ltd......................    67,000     63,306
*   Tycoons Group Enterprise.............................   127,354     15,362
    Tyntek Corp..........................................   103,167     46,271
    U-Ming Marine Transport Corp.........................   151,000    111,235
    Uni-President Enterprises Corp.......................   366,948    749,948
#   Unimicron Technology Corp............................   530,356    226,339
    Union Bank Of Taiwan.................................   350,103     95,656
    Union Insurance Co., Ltd.............................     5,324      2,070
    Unitech Printed Circuit Board Corp...................   219,629     68,420
#   United Microelectronics Corp......................... 3,042,453  1,133,026
#   Unity Opto Technology Co., Ltd.......................    91,929     50,505
    Universal Cement Corp................................   127,408     85,568
    Unizyx Holding Corp..................................   133,000     66,536
    UPC Technology Corp..................................   319,472     91,311
    USI Corp.............................................   357,518    144,630
    Usun Technology Co., Ltd.............................    22,000     35,687
    Vanguard International Semiconductor Corp............   129,000    233,947
    Victory New Materials, Ltd. Co.......................    14,000     25,060
    Viking Tech Corp.....................................    27,000     20,167
#   Visual Photonics Epitaxy Co., Ltd....................    75,300     94,425
    Vivotek, Inc.........................................    20,964     62,932
*   Wafer Works Corp.....................................   185,958     57,002
    Wah Hong Industrial Corp.............................     3,423      2,286
    Wah Lee Industrial Corp..............................    62,000     92,985
#*  Walsin Lihwa Corp.................................... 1,305,000    376,548
    Walton Advanced Engineering, Inc.....................    69,385     20,211
    Wan Hai Lines, Ltd...................................   271,557    140,506
*   Wei Chuan Foods Corp.................................    93,000     58,467
    Wei Mon Industry Co., Ltd............................    51,912        549
    Weikeng Industrial Co., Ltd..........................    86,300     49,373
    Well Shin Technology Co., Ltd........................    44,000     74,783
    Win Semiconductors Corp..............................   148,036    271,768
*   Winbond Electronics Corp............................. 1,176,000    354,025
    Wintek Corp..........................................   312,087      3,354
#   Wisdom Marine Lines Co., Ltd.........................   109,146    115,254
    Wistron Corp.........................................   684,600    544,612
#   Wistron NeWeb Corp...................................    73,355    196,156
    Wowprime Corp........................................    18,000     80,116
    WPG Holdings, Ltd....................................   398,301    507,326
    WT Microelectronics Co., Ltd.........................   173,661    237,207
    WUS Printed Circuit Co., Ltd.........................    85,000     60,948
    XAC Automation Corp..................................    21,000     36,106
    XPEC Entertainment, Inc..............................     5,000     16,163
#   Xxentria Technology Materials Corp...................    29,306     70,192
    Yageo Corp...........................................   192,885    328,868
*   Yang Ming Marine Transport Corp......................   527,558    120,940
    YC Co., Ltd..........................................   116,277     49,913
    YC INOX Co., Ltd.....................................   112,200     84,318
    Yeong Guan Energy Technology Group Co., Ltd..........     8,432     44,575
#   YFY, Inc.............................................   469,000    139,648
    Yi Jinn Industrial Co., Ltd..........................    73,000     23,239

                                     1752

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
TAIWAN -- (Continued)
    Yieh Phui Enterprise Co., Ltd........................   347,110 $    90,549
    Yonyu Plastics Co., Ltd..............................    36,400      37,847
    Young Optics, Inc....................................     9,000       8,675
    Youngtek Electronics Corp............................    51,120      81,639
    Yuanta Financial Holding Co., Ltd.................... 1,410,991     495,839
    Yulon Motor Co., Ltd.................................   249,223     221,629
    Yung Chi Paint & Varnish Manufacturing Co., Ltd......    32,000      76,060
    Yungshin Construction & Development Co., Ltd.........    24,000      19,692
    YungShin Global Holding Corp.........................    40,950      59,811
    Yungtay Engineering Co., Ltd.........................   104,000     145,475
    Zeng Hsing Industrial Co., Ltd.......................    21,423      98,357
    Zenitron Corp........................................    87,000      46,328
#   Zhen Ding Technology Holding, Ltd....................   135,650     278,966
    Zig Sheng Industrial Co., Ltd........................   138,543      38,138
#   Zinwell Corp.........................................    77,000      97,108
    Zippy Technology Corp................................    39,000      43,841
    ZongTai Real Estate Development Co., Ltd.............    60,753      29,934
                                                                    -----------
TOTAL TAIWAN.............................................            84,923,728
                                                                    -----------
THAILAND -- (0.6%)
    Advanced Info Service PCL............................    25,300     129,297
    Advanced Information Technology PCL..................    27,600      23,773
    Airports of Thailand PCL.............................    21,100     239,291
    AJ Plast PCL.........................................    42,900       9,607
    Amata Corp. PCL......................................   229,600      87,674
    Ananda Development PCL...............................   520,700      79,981
    AP Thailand PCL......................................   542,404     115,239
    Asia Aviation PCL....................................   627,800     120,765
    Asia Plus Group Holdings PCL.........................   247,700      25,460
    Asian Insulators PCL.................................   416,640       3,409
    Bangchak Petroleum PCL (The).........................   173,300     166,683
    Bangkok Aviation Fuel Services PCL...................    44,250      49,230
    Bangkok Bank PCL.....................................    26,400     129,612
    Bangkok Chain Hospital PCL...........................   245,675      92,401
    Bangkok Dusit Medical Services PCL Class F...........   297,700     192,313
    Bangkok Expressway & Metro PCL.......................   969,402     233,792
    Bangkok Land PCL..................................... 2,821,100     123,114
    Bangkok Life Assurance PCL...........................    78,400      92,851
    Banpu PCL(6368348)...................................   204,750      92,293
    Banpu PCL(BJFHBT4)...................................   137,700      62,070
    BEC World PCL........................................    66,900      47,443
    Berli Jucker PCL.....................................   184,000     241,688
    Bumrungrad Hospital PCL..............................    20,000     105,656
    Cal-Comp Electronics Thailand PCL Class F............   604,518      47,903
    Carabao Group PCL Class F............................    35,800      63,727
    Central Pattana PCL..................................   136,400     225,179
    Central Plaza Hotel PCL..............................   177,700     210,454
    Charoen Pokphand Foods PCL...........................   407,900     327,913
*   Christiani & Nielsen Thai............................    85,000       9,957
    CK Power PCL.........................................   411,300      36,371
*   Country Group Development PCL........................   645,200      19,636
    Country Group Holdings PCL...........................   258,600      12,399
    CP ALL PCL...........................................    78,500     116,634

                                     1753

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
THAILAND -- (Continued)
    Delta Electronics Thailand PCL.......................    46,600 $   95,327
    Dhipaya Insurance PCL................................    28,000     31,352
    Diamond Building Products PCL........................     8,300      1,227
    DSG International Thailand PCL.......................   117,660     14,323
    Dynasty Ceramic PCL..................................   508,800     63,107
    Eastern Water Resources Development and Management
      PCL Class F........................................   230,000     85,185
    Electricity Generating PCL...........................    13,300     75,989
    Energy Absolute PCL..................................    45,100     33,990
    Erawan Group PCL (The)...............................   152,700     20,869
*   Esso Thailand PCL....................................   372,700     63,133
    GFPT PCL.............................................   173,500     60,274
    Glow Energy PCL......................................    46,000    113,250
    Golden Land Property Development PCL.................    70,800     12,806
    Grand Canal Land PCL.................................   102,200      8,157
    Hana Microelectronics PCL............................   108,900     90,672
    Home Product Center PCL..............................   427,857    124,070
    Ichitan Group PCL....................................    66,800     24,357
    Indorama Ventures PCL................................   343,300    327,727
    Intouch Holdings PCL.................................    37,900     65,289
    IRPC PCL............................................. 1,483,800    211,302
*   Italian-Thai Development PCL.........................   202,054     38,578
    Jasmine International PCL............................   182,400     29,850
    Kang Yong Electric PCL...............................     1,400     13,224
    Kasikornbank PCL(6364766)............................    76,200    432,084
    Kasikornbank PCL(6888794)............................    26,900    154,078
    KCE Electronics PCL..................................    68,400    190,491
    KGI Securities Thailand PCL..........................   355,800     35,141
    Khon Kaen Sugar Industry PCL.........................   467,184     52,580
    Kiatnakin Bank PCL...................................   142,300    214,492
    Krung Thai Bank PCL..................................   304,575    152,156
    Krungthai Card PCL...................................    26,500     93,203
    Land & Houses PCL....................................   181,600     53,182
    Lanna Resources PCL..................................    48,450     17,527
    LH Financial Group PCL............................... 1,168,700     61,740
    Loxley PCL...........................................   278,775     21,130
    LPN Development PCL..................................   304,200    114,413
    Major Cineplex Group PCL.............................   122,200    120,165
    MBK PCL..............................................   183,000     79,337
    MCOT PCL.............................................    60,600     22,270
    Minor International PCL..............................   116,856    136,718
    Polyplex Thailand PCL................................    92,500     34,525
*   Precious Shipping PCL................................   247,500     45,123
    Premier Marketing PCL................................    60,100     16,565
    Property Perfect PCL.................................   613,500     16,205
    Pruksa Real Estate PCL...............................   211,800    167,227
    PTG Energy PCL.......................................   162,900    130,956
    PTT Exploration & Production PCL.....................   163,085    386,291
    PTT Global Chemical PCL..............................    86,945    151,648
    PTT PCL(6420390).....................................   107,194  1,015,619
    PTT PCL(6420408).....................................    18,900    179,070
    Quality Houses PCL................................... 2,131,242    168,884
    Raimon Land PCL......................................   477,500     19,193
    Ratchaburi Electricity Generating Holding
      PCL(6294249).......................................    27,099     40,263

                                     1754

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES   VALUE++
                                                          --------- --------
THAILAND -- (Continued)
    Ratchaburi Electricity Generating Holding
      PCL(6362771).......................................    12,000 $ 17,829
    Ratchthani Leasing PCL...............................   440,400   75,866
    Regional Container Lines PCL.........................   173,100   29,074
    Robinson Department Store PCL........................    26,600   50,405
    Rojana Industrial Park PCL...........................   239,990   39,275
    RS PCL...............................................   136,700   43,565
    Samart Corp. PCL.....................................   159,200   72,675
    Samart I-Mobile PCL..................................   467,600   15,305
    Samart Telcoms PCL...................................    79,600   31,538
    Sansiri PCL.......................................... 2,501,133  129,976
    SC Asset Corp PCL....................................   434,362   43,648
    Siam Cement PCL (The)................................    11,400  166,925
    Siam City Cement PCL.................................    13,200  126,202
    Siam Commercial Bank PCL (The)(6363172)..............    30,100  136,975
    Siam Commercial Bank PCL (The)(6889935)..............    29,000  132,386
    Siam Future Development PCL..........................   177,360   31,317
    Siam Global House PCL................................   179,619   79,934
    Siamgas & Petrochemicals PCL.........................   130,200   60,932
*   Singha Estate PCL....................................   257,064   37,272
    Sino-Thai Engineering & Construction PCL(6541484)....    83,571   62,384
    Sino-Thai Engineering & Construction PCL(6541473)....    67,200   50,164
    SNC Former PCL.......................................     8,800    3,790
    Somboon Advance Technology PCL.......................    37,250   15,080
    SPCG PCL.............................................   158,400  100,961
    Sri Ayudhya Capital PCL..............................     6,800    6,589
    Sri Trang Agro-Industry PCL(B05BPF7).................   106,100   37,469
    Sri Trang Agro-Industry PCL(B05BPH9).................   105,300   37,186
    Sriracha Construction PCL............................    44,200   21,193
    Srisawad Power 1979 PCL Class F......................    36,080   39,882
    Srithai Superware PCL................................   372,000   21,575
    STP & I PCL..........................................   269,720   76,277
    Supalai PCL..........................................   263,100  188,090
*   Superblock PCL.......................................   883,800   46,689
    SVI PCL..............................................   167,500   23,564
*   Tata Steel Thailand PCL.............................. 1,030,600   21,896
    Thai Agro Energy PCL.................................     9,690      885
*   Thai Airways International PCL(6364971)..............    60,600   43,932
*   Thai Airways International PCL(6888868)..............   242,800  176,018
    Thai Oil PCL.........................................   128,000  223,256
    Thai Stanley Electric PCL Class F....................     9,600   47,545
    Thai Union Group PCL Class F.........................   383,040  239,744
    Thai Vegetable Oil PCL...............................    94,800   83,015
    Thaicom PCL..........................................   109,200   69,289
    Thaire Life Assurance PCL............................   112,800   32,386
    Thanachart Capital PCL...............................   148,200  173,389
    Thoresen Thai Agencies PCL...........................   232,351   61,373
    TICON Industrial Connection PCL Class F..............   103,950   47,454
    Tipco Asphalt PCL....................................       700      533
    Tisco Financial Group PCL............................   111,900  174,292
    TMB Bank PCL......................................... 2,018,200  130,954
    Total Access Communication PCL(B231MK7)..............   114,100  107,286
    Total Access Communication PCL(B1YWK08)..............    46,900   43,763
    TPI Polene PCL....................................... 1,881,100  123,138

                                     1755

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
THAILAND -- (Continued)
    True Corp. PCL(6363923)..............................   999,565 $   256,851
    True Corp. PCL(BYM8V06)..............................   498,742     128,158
    TTCL PCL.............................................    19,363      11,730
    TTW PCL..............................................   294,200      97,138
    Union Mosaic Industry PCL (The) Class F..............    76,125       7,125
    Unique Engineering & Construction PCL................   167,945      86,793
    Univentures PCL......................................   219,700      38,478
    Vanachai Group PCL...................................   192,900      98,028
    VGI Global Media PCL.................................   219,900      39,775
    Vibhavadi Medical Center PCL......................... 1,436,000     126,160
    Vinythai PCL.........................................   124,200      35,659
    Workpoint Entertainment PCL..........................    24,500      26,026
                                                                    -----------
TOTAL THAILAND...........................................            14,264,210
                                                                    -----------
TURKEY -- (0.3%)
    Adana Cimento Sanayii TAS Class A....................    20,624      41,651
    Akbank TAS...........................................   108,455     280,278
    Akcansa Cimento A.S..................................    16,983      75,738
*   Akenerji Elektrik Uretim A.S.........................   162,113      49,433
    Aksa Akrilik Kimya Sanayii A.S.......................    33,706      88,054
*   Aksa Enerji Uretim A.S...............................    20,394      15,317
*   Aksigorta A.S........................................    34,947      23,412
    Alarko Holding A.S...................................    40,910      44,711
    Albaraka Turk Katilim Bankasi A.S....................   107,822      44,107
*   Anadolu Anonim Turk Sigorta Sirketi..................    54,184      31,050
*   Anadolu Cam Sanayii A.S..............................    77,814      54,800
    Anadolu Efes Biracilik Ve Malt Sanayii A.S...........    30,965     209,930
    Anadolu Hayat Emeklilik A.S..........................     9,928      16,661
    Arcelik A.S..........................................    51,966     355,559
    Aselsan Elektronik Sanayi Ve Ticaret A.S.............    57,324     181,575
*   Bagfas Bandirma Gubre Fabrikalari A.S................     9,788      37,228
    Baticim Bati Anadolu Cimento Sanayii A.S.............    15,198      31,500
*   Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S....    29,034      40,578
    BIM Birlesik Magazalar A.S...........................    12,320     227,907
    Bolu Cimento Sanayii A.S.............................    27,500      51,661
    Borusan Mannesmann Boru Sanayi ve Ticaret A.S........    20,919      52,567
*   Boyner Perakende Ve Tekstil Yatirimlari A.S..........     1,996      53,276
    Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S......     3,057       7,391
    Bursa Cimento Fabrikasi A.S..........................    21,402      36,006
    Cimsa Cimento Sanayi VE Ticaret A.S..................    15,721      79,010
    Coca-Cola Icecek A.S.................................     6,843      84,958
#*  Deva Holding A.S.....................................    41,856      48,024
*   Dogan Sirketler Grubu Holding A.S....................   585,641     123,713
    Dogus Otomotiv Servis ve Ticaret A.S.................    31,661     110,587
    EGE Endustri VE Ticaret A.S..........................       452      36,371
    EGE Seramik Sanayi ve Ticaret A.S....................    19,423      27,735
    Enka Insaat ve Sanayi A.S............................    19,806      29,222
    Eregli Demir ve Celik Fabrikalari TAS................   358,784     546,088
*   Fenerbahce Futbol A.S................................     4,679      56,722
    Ford Otomotiv Sanayi A.S.............................     9,472     103,343
*   Global Yatirim Holding A.S...........................    67,511      36,431
    Goltas Goller Bolgesi Cimento Sanayi ve Ticaret
      A.S................................................     2,317      52,454
    Goodyear Lastikleri TAS..............................    36,180      45,223

                                     1756

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
TURKEY -- (Continued)
    GSD Holding A.S......................................  50,000 $   16,610
    Gubre Fabrikalari TAS................................  42,998     78,463
*   Ihlas Holding A.S.................................... 197,201     24,376
    Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve
      Ticaret A.S........................................   6,326     17,603
    Is Finansal Kiralama A.S............................. 173,900     62,952
*   Izmir Demir Celik Sanayi A.S.........................  29,613     22,425
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class A............................................  70,697     34,835
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class B............................................  53,420     27,947
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class D............................................ 301,511    134,455
#*  Karsan Otomotiv Sanayii Ve Ticaret A.S...............  71,629     25,455
    KOC Holding A.S......................................  49,793    213,652
    Konya Cimento Sanayii A.S............................     356     31,647
*   Koza Altin Isletmeleri A.S...........................   8,332     28,341
    Mardin Cimento Sanayii ve Ticaret A.S................  20,420     27,361
*   Migros Ticaret A.S...................................   6,594     35,913
*   NET Holding A.S......................................  76,526     76,153
    Nuh Cimento Sanayi A.S...............................  18,387     57,211
    Otokar Otomotiv Ve Savunma Sanayi A.S................   1,350     46,714
    Park Elektrik Uretim Madencilik Sanayi ve Ticaret
      A.S................................................  24,287     17,273
    Petkim Petrokimya Holding A.S........................  73,263    105,904
    Pinar Entegre Et ve Un Sanayi A.S....................     487      1,641
    Pinar SUT Mamulleri Sanayii A.S......................   3,514     18,062
*   Sekerbank TAS........................................ 254,705    104,128
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S.............  64,362     62,035
    Soda Sanayii A.S.....................................  88,456    121,158
    Tat Gida Sanayi A.S..................................  14,877     25,699
    TAV Havalimanlari Holding A.S........................  18,112     66,443
    Tekfen Holding A.S...................................  42,572    105,084
    Tofas Turk Otomobil Fabrikasi A.S....................  14,097    111,618
    Trakya Cam Sanayii A.S............................... 138,388    113,713
    Tupras Turkiye Petrol Rafinerileri A.S...............   9,392    200,998
    Turcas Petrol A.S....................................  17,539      8,055
#*  Turk Hava Yollari AO................................. 226,248    392,556
    Turk Telekomunikasyon A.S............................   7,248     14,676
    Turk Traktor ve Ziraat Makineleri A.S................   1,005     28,087
*   Turkcell Iletisim Hizmetleri A.S.....................  14,852     51,416
*   Turkcell Iletisim Hizmetleri A.S. ADR................   9,158     79,026
    Turkiye Garanti Bankasi A.S.......................... 177,954    437,734
    Turkiye Halk Bankasi A.S.............................  51,279    135,358
    Turkiye Is Bankasi Class C........................... 174,798    269,785
    Turkiye Sinai Kalkinma Bankasi A.S................... 413,985    181,932
    Turkiye Sise ve Cam Fabrikalari A.S.................. 319,860    360,340
    Turkiye Vakiflar Bankasi Tao Class D................. 244,494    362,728
    Ulker Biskuvi Sanayi A.S.............................  18,064    119,760
*   Vestel Elektronik Sanayi ve Ticaret A.S..............  29,979     63,973
*   Yapi ve Kredi Bankasi A.S............................  67,642     78,368
*   Zorlu Enerji Elektrik Uretim A.S.....................  44,214     23,720
                                                                  ----------
TOTAL TURKEY.............................................          8,053,654
                                                                  ----------
UNITED KINGDOM -- (12.0%)
    4imprint Group P.L.C.................................     532     10,016
    888 Holdings P.L.C...................................  98,636    294,032
    A.G. Barr P.L.C......................................  13,693     97,855

                                     1757

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
UNITED KINGDOM -- (Continued)
    AA P.L.C.............................................  34,551 $   113,119
    Aberdeen Asset Management P.L.C...................... 256,253   1,079,310
    Acacia Mining P.L.C..................................  78,757     582,593
    Acal P.L.C...........................................   6,517      20,461
    Admiral Group P.L.C..................................  27,690     792,540
*   Afren P.L.C.......................................... 357,576          --
    Aggreko P.L.C........................................  58,866   1,002,234
*   Aldermore Group P.L.C................................   9,889      18,142
    Amec Foster Wheeler P.L.C............................  77,269     457,319
    Anglo American P.L.C................................. 139,396   1,526,687
    Anglo-Eastern Plantations P.L.C......................     542       2,940
    Antofagasta P.L.C.................................... 116,488     771,009
    ARM Holdings P.L.C...................................  33,625     748,538
    ARM Holdings P.L.C. Sponsored ADR....................   7,813     518,471
    Ashmore Group P.L.C.................................. 127,529     561,909
    Ashtead Group P.L.C.................................. 118,226   1,871,199
    Associated British Foods P.L.C.......................  21,288     757,791
    AstraZeneca P.L.C....................................   1,641     109,862
#   AstraZeneca P.L.C. Sponsored ADR..................... 107,620   3,674,147
    Auto Trader Group P.L.C..............................  73,934     362,849
    AVEVA Group P.L.C....................................  13,180     330,197
    Aviva P.L.C.......................................... 181,293     933,574
    Aviva P.L.C. Sponsored ADR...........................  47,137     487,397
    B&M European Value Retail SA.........................  38,459     130,903
    Babcock International Group P.L.C.................... 123,335   1,581,831
    BAE Systems P.L.C.................................... 290,388   2,050,307
*   Balfour Beatty P.L.C................................. 230,218     675,326
    Barclays P.L.C....................................... 458,755     935,383
    Barclays P.L.C. Sponsored ADR........................  81,494     671,511
    Barratt Developments P.L.C........................... 276,246   1,599,602
    BBA Aviation P.L.C................................... 277,237     872,908
    Beazley P.L.C........................................ 182,657     956,787
    Bellway P.L.C........................................  50,862   1,410,025
    Berendsen P.L.C......................................  73,289   1,237,737
    Berkeley Group Holdings P.L.C........................  42,017   1,490,375
    BGEO Group P.L.C.....................................   7,575     274,180
    BHP Billiton P.L.C...................................  51,865     653,941
    BHP Billiton P.L.C. ADR..............................  75,383   1,926,789
    Bloomsbury Publishing P.L.C..........................   5,758      12,679
    Bodycote P.L.C.......................................  75,289     582,490
    Booker Group P.L.C................................... 343,619     791,083
    Bovis Homes Group P.L.C..............................  43,336     469,323
    BP P.L.C.............................................   1,306       7,389
    BP P.L.C. Sponsored ADR.............................. 455,029  15,653,000
    Braemar Shipping Services P.L.C......................     660       3,579
    Brammer P.L.C........................................  17,836      25,998
    Brewin Dolphin Holdings P.L.C........................  76,784     256,853
    British American Tobacco P.L.C.......................  12,488     797,044
    British American Tobacco P.L.C. Sponsored ADR........  16,764   2,140,595
    British Polythene Industries P.L.C...................   3,700      48,229
    Britvic P.L.C........................................  57,492     475,895
    BT Group P.L.C....................................... 130,016     710,334
    BT Group P.L.C. Sponsored ADR........................  35,000     968,100

                                     1758

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
UNITED KINGDOM -- (Continued)
*   BTG P.L.C............................................  50,010 $  441,522
    Bunzl P.L.C..........................................  37,449  1,171,693
    Burberry Group P.L.C.................................  60,755  1,060,072
    Cape P.L.C...........................................  49,047    120,683
    Capita P.L.C.........................................  39,768    504,959
    Capital & Counties Properties P.L.C.................. 110,891    426,459
    Card Factory P.L.C...................................  11,479     46,430
    Carillion P.L.C...................................... 166,511    588,512
    Carnival P.L.C.......................................  12,171    585,430
*   Carpetright P.L.C....................................   4,624     14,654
    Carr's Group P.L.C...................................   9,590     18,047
    Castings P.L.C.......................................   1,976     11,831
    Centamin P.L.C....................................... 509,119  1,119,521
    Centrica P.L.C....................................... 530,239  1,691,217
    Charles Stanley Group P.L.C..........................     382      1,426
    Chemring Group P.L.C.................................  95,030    172,453
    Chesnara P.L.C.......................................  25,292    104,771
    Cineworld Group P.L.C................................  78,577    610,515
    Clarkson P.L.C.......................................   2,283     55,723
    Close Brothers Group P.L.C...........................  58,188    970,477
    Cobham P.L.C......................................... 378,163    857,373
    Coca-Cola HBC AG.....................................  48,919  1,011,370
    Communisis P.L.C.....................................  17,311      8,236
    Compass Group P.L.C..................................  96,103  1,825,738
    Computacenter P.L.C..................................  27,786    300,488
    Connect Group P.L.C..................................  55,168    114,315
    Consort Medical P.L.C................................  10,213    139,755
    Costain Group P.L.C..................................  12,970     58,132
    Countrywide P.L.C....................................   6,595     21,659
    Cranswick P.L.C......................................  14,578    451,098
    Crest Nicholson Holdings P.L.C.......................  34,379    194,514
    Croda International P.L.C............................  27,658  1,216,242
*   CYBG P.L.C...........................................  16,202     54,604
    Daily Mail & General Trust P.L.C. Class A............  88,246    837,524
    Dairy Crest Group P.L.C..............................  64,944    518,397
    Darty P.L.C..........................................  87,142    193,068
    DCC P.L.C............................................  19,589  1,748,126
    De La Rue P.L.C......................................  39,052    325,746
    Debenhams P.L.C...................................... 560,309    415,806
    Dechra Pharmaceuticals P.L.C.........................  29,248    515,054
    Devro P.L.C..........................................  60,611    226,807
    Diageo P.L.C.........................................  19,831    568,290
    Diageo P.L.C. Sponsored ADR..........................   8,182    953,530
*   Dialight P.L.C.......................................   7,092     53,776
    Dignity P.L.C........................................  12,869    459,884
    Diploma P.L.C........................................  38,623    435,334
    Direct Line Insurance Group P.L.C.................... 381,932  1,767,233
    Dixons Carphone P.L.C................................ 211,750    979,140
    Domino's Pizza Group P.L.C........................... 109,110    573,017
    Drax Group P.L.C..................................... 169,710    767,610
    DS Smith P.L.C....................................... 327,829  1,700,214
    Dunelm Group P.L.C...................................   8,715     97,931
    E2V Technologies P.L.C...............................  21,031     65,233

                                     1759

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
UNITED KINGDOM -- (Continued)
    easyJet P.L.C........................................  39,414 $  542,137
    Electrocomponents P.L.C.............................. 186,102    721,742
    Elementis P.L.C...................................... 192,523    563,042
*   EnQuest P.L.C........................................ 340,983    111,802
*   Enterprise Inns P.L.C................................ 254,877    298,097
    Essentra P.L.C.......................................  83,889    538,271
    esure Group P.L.C....................................   3,258     11,268
    Euromoney Institutional Investor P.L.C...............  11,864    158,803
*   Evraz P.L.C.......................................... 107,225    242,903
    Experian P.L.C.......................................  61,660  1,206,102
    Fenner P.L.C.........................................  97,238    207,449
    Ferrexpo P.L.C.......................................  61,953     37,647
    Fidessa Group P.L.C..................................  11,393    367,886
*   Findel P.L.C.........................................   9,252     20,057
*   Firstgroup P.L.C..................................... 478,654    634,609
    Foxtons Group P.L.C..................................  10,259     14,931
    Fresnillo P.L.C......................................  19,968    510,979
    G4S P.L.C............................................ 379,685    935,524
    Galliford Try P.L.C..................................  27,004    350,508
    Gem Diamonds, Ltd....................................  33,740     58,535
    Genus P.L.C..........................................  12,185    293,605
    GKN P.L.C............................................ 378,835  1,449,989
    GlaxoSmithKline P.L.C................................  15,015    335,330
    GlaxoSmithKline P.L.C. Sponsored ADR.................  56,544  2,548,438
    Glencore P.L.C....................................... 890,117  2,196,914
    Go-Ahead Group P.L.C.................................   9,949    240,255
    Grafton Group P.L.C..................................  62,797    463,838
    Greencore Group P.L.C................................ 165,859    718,795
    Greene King P.L.C....................................  92,883    998,015
    Greggs P.L.C.........................................  44,470    608,156
    GVC Holdings P.L.C...................................  45,059    376,175
    Halfords Group P.L.C.................................  91,559    426,231
    Halma P.L.C.......................................... 139,141  1,930,008
    Hargreaves Lansdown P.L.C............................  29,987    515,388
    Hays P.L.C........................................... 336,497    529,332
    Headlam Group P.L.C..................................  13,408     83,587
    Helical P.L.C........................................  36,245    136,060
    Henderson Group P.L.C................................ 272,410    832,353
    Hikma Pharmaceuticals P.L.C..........................  37,256  1,297,278
    Hill & Smith Holdings P.L.C..........................  25,811    366,031
    Hiscox, Ltd..........................................  91,395  1,280,830
*   Hochschild Mining P.L.C.............................. 117,643    418,002
    Hogg Robinson Group P.L.C............................   5,845      5,017
    Home Retail Group P.L.C.............................. 236,553    482,558
    HomeServe P.L.C......................................  92,830    686,860
    Howden Joinery Group P.L.C........................... 143,776    822,127
    HSBC Holdings P.L.C.................................. 286,122  1,875,442
    HSBC Holdings P.L.C. Sponsored ADR................... 138,043  4,520,908
    Hunting P.L.C........................................  58,189    315,021
    Huntsworth P.L.C.....................................  53,480     28,323
    ICAP P.L.C........................................... 198,801  1,167,683
    IG Group Holdings P.L.C.............................. 139,292  1,631,612
*   Imagination Technologies Group P.L.C.................  57,057    153,567

                                     1760

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
UNITED KINGDOM -- (Continued)
    IMI P.L.C...............................................  79,482 $1,127,700
    Imperial Brands P.L.C...................................  55,627  2,931,373
    Inchcape P.L.C.......................................... 173,802  1,549,675
    Indivior P.L.C.......................................... 134,879    529,121
    Informa P.L.C........................................... 176,934  1,671,661
    Inmarsat P.L.C.......................................... 123,680  1,278,803
    InterContinental Hotels Group P.L.C.....................  15,221    608,534
    InterContinental Hotels Group P.L.C. ADR................  12,383    501,512
    International Consolidated Airlines Group SA(B5282K0)... 10,448 56,345 International Consolidated Airlines Group SA(B5M6XQ7)... 197,808 1,062,154
*   International Ferro Metals, Ltd.........................  99,556        448
    Interserve P.L.C........................................  42,965    167,714
    Intertek Group P.L.C....................................  36,030  1,728,591
    Investec P.L.C.......................................... 155,047    922,881
    ITE Group P.L.C......................................... 125,389    270,216
    ITV P.L.C............................................... 517,943  1,342,990
    J D Wetherspoon P.L.C...................................  50,158    565,011
    J Sainsbury P.L.C....................................... 459,652  1,364,039
    James Fisher & Sons P.L.C...............................  18,858    373,716
    Jardine Lloyd Thompson Group P.L.C......................  25,774    333,309
    JD Sports Fashion P.L.C.................................  31,287    520,287
    John Menzies P.L.C......................................  28,167    219,427
    John Wood Group P.L.C................................... 110,385    965,729
    Johnson Matthey P.L.C...................................  50,968  2,208,800
*   Johnston Press P.L.C....................................     238         43
    JRP Group P.L.C.........................................   6,328      8,874
    Jupiter Fund Management P.L.C........................... 147,800    826,612
*   KAZ Minerals P.L.C...................................... 112,829    234,597
    KCOM Group P.L.C........................................ 128,696    187,190
    Keller Group P.L.C......................................  26,538    357,468
    Kier Group P.L.C........................................  24,704    350,751
    Kingfisher P.L.C........................................ 295,347  1,311,540
    Ladbrokes P.L.C......................................... 357,091    655,280
    Laird P.L.C.............................................  85,445    331,462
*   Lamprell P.L.C..........................................  62,935     58,165
    Lancashire Holdings, Ltd................................  57,217    455,392
    Laura Ashley Holdings P.L.C.............................  51,893     14,781
    Lavendon Group P.L.C....................................  42,045     65,135
    Legal & General Group P.L.C............................. 581,312  1,581,382
*   Liberty Global P.L.C. Class A...........................  12,282    389,462
#*  Liberty Global P.L.C. Series C..........................  30,121    932,234
*   Liberty Global P.L.C. LiLAC Class A.....................   1,660     57,021
*   Liberty Global P.L.C. LiLAC Class C.....................   4,074    142,590
    Lloyds Banking Group P.L.C..............................  29,629     20,840
#   Lloyds Banking Group P.L.C. ADR......................... 449,871  1,286,631
    London Stock Exchange Group P.L.C.......................  13,124    482,930
*   Lonmin P.L.C............................................  42,690    134,428
    Lookers P.L.C...........................................  67,593     95,222
    Low & Bonar P.L.C.......................................  44,867     36,188
    Man Group P.L.C......................................... 488,677    749,671
*   Management Consulting Group P.L.C.......................  25,041      5,632
    Marks & Spencer Group P.L.C............................. 285,859  1,208,594
    Marshalls P.L.C.........................................  65,988    238,584

                                     1761

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
UNITED KINGDOM -- (Continued)
    Marston's P.L.C...................................... 193,686 $  364,088
    McBride P.L.C........................................  48,409    104,326
    Mears Group P.L.C....................................  25,840    135,423
    Mediclinic International P.L.C.(B8HX8Z8).............  17,289    245,461
    Mediclinic International P.L.C.(BYYWHN1).............  34,624    489,019
    Meggitt P.L.C........................................ 230,927  1,337,512
#   Melrose Industries P.L.C.............................  68,992    624,812
    Merlin Entertainments P.L.C..........................  76,082    475,971
    Micro Focus International P.L.C......................  36,678    940,086
    Millennium & Copthorne Hotels P.L.C..................  60,888    364,378
    Mitchells & Butlers P.L.C............................  72,847    242,593
    Mitie Group P.L.C.................................... 161,786    533,335
    Mondi P.L.C..........................................  88,836  1,797,792
    Moneysupermarket.com Group P.L.C..................... 102,313    404,170
    Morgan Advanced Materials P.L.C...................... 125,068    452,453
    Morgan Sindall Group P.L.C...........................  10,734     82,126
*   Mothercare P.L.C.....................................  31,221     56,634
    N Brown Group P.L.C..................................  54,111    124,538
    National Express Group P.L.C......................... 181,070    808,818
    National Grid P.L.C..................................   3,445     49,397
    National Grid P.L.C. Sponsored ADR...................  19,273  1,396,329
    NCC Group P.L.C......................................   8,560     36,831
    Next P.L.C...........................................  12,985    863,309
    Northgate P.L.C......................................  48,319    244,142
    Novae Group P.L.C....................................  10,519    113,133
*   Ocado Group P.L.C....................................  51,585    182,120
    Old Mutual P.L.C..................................... 604,129  1,681,152
    OneSavings Bank P.L.C................................   5,281     14,333
    Oxford Instruments P.L.C.............................  14,683    139,038
    Pagegroup P.L.C......................................  74,283    332,449
    PayPoint P.L.C.......................................   7,756    101,101
*   Paysafe Group P.L.C..................................  13,023     66,455
    Pearson P.L.C........................................   3,121     36,464
    Pearson P.L.C. Sponsored ADR.........................  42,001    490,992
    Pendragon P.L.C...................................... 223,487     93,589
    Pennon Group P.L.C...................................  85,677  1,022,582
    Persimmon P.L.C......................................  91,051  2,032,946
    Petra Diamonds, Ltd.................................. 149,608    236,831
    Petrofac, Ltd........................................  56,333    556,999
*   Petropavlovsk P.L.C.................................. 787,495     74,517
    Pets at Home Group P.L.C.............................  25,192     81,168
    Phoenix Group Holdings...............................  88,663    940,485
    Photo-Me International P.L.C.........................  46,648     95,697
    Playtech P.L.C.......................................  44,602    513,696
    Polypipe Group P.L.C.................................   1,581      4,985
    Premier Farnell P.L.C................................ 127,564    328,277
*   Premier Foods P.L.C.................................. 304,015    202,854
*   Premier Oil P.L.C.................................... 140,940    119,376
    Provident Financial P.L.C............................  10,122    362,987
    Prudential P.L.C.....................................  55,523    978,785
    Prudential P.L.C. ADR................................  36,181  1,277,913
*   Punch Taverns P.L.C..................................   7,917      9,163
    PZ Cussons P.L.C..................................... 100,713    452,784

                                     1762

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
UNITED KINGDOM -- (Continued)
    QinetiQ Group P.L.C.................................. 239,020 $  709,755
    Randgold Resources, Ltd..............................  19,762  2,325,554
    Rank Group P.L.C.....................................  65,158    191,483
*   Raven Russia, Ltd....................................  28,783     14,469
    Reckitt Benckiser Group P.L.C........................  15,321  1,485,525
    Redrow P.L.C.........................................  77,018    344,381
    Regus P.L.C.......................................... 256,445  1,036,258
    RELX P.L.C...........................................  19,573    371,668
    RELX P.L.C. Sponsored ADR............................  24,440    471,203
    Renishaw P.L.C.......................................  13,610    469,022
*   Renold P.L.C.........................................   4,231      2,319
    Rentokil Initial P.L.C............................... 393,216  1,117,980
    Restaurant Group P.L.C. (The)........................ 105,981    496,631
    Ricardo P.L.C........................................  11,315    114,658
    Rightmove P.L.C......................................  21,562  1,155,953
    Rio Tinto P.L.C......................................  18,769    609,095
    Rio Tinto P.L.C. Sponsored ADR....................... 112,860  3,704,065
    RM P.L.C.............................................  10,751     20,984
    Robert Walters P.L.C.................................  18,804     74,798
    Rolls-Royce Holdings P.L.C........................... 279,216  2,921,604
    Rotork P.L.C......................................... 254,209    731,092
*   Royal Bank of Scotland Group P.L.C................... 102,482    260,841
*   Royal Bank of Scotland Group P.L.C. Sponsored ADR....  19,222     98,032
    Royal Dutch Shell P.L.C. Class A..................... 158,543  4,093,602
    Royal Dutch Shell P.L.C. Class B.....................  35,290    938,669
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A...... 161,971  8,388,465
#   Royal Dutch Shell P.L.C. Sponsored ADR, Class B...... 149,242  8,090,409
    Royal Mail P.L.C..................................... 227,876  1,536,602
    RPC Group P.L.C...................................... 105,766  1,206,880
    RPS Group P.L.C......................................  66,156    165,068
    RSA Insurance Group P.L.C............................ 215,283  1,415,676
    SABMiller P.L.C......................................  24,523  1,432,881
    Saga P.L.C...........................................  16,680     44,823
    Sage Group P.L.C. (The).............................. 217,428  2,050,216
    Savills P.L.C........................................  56,874    526,094
    Schroders P.L.C.(0239581)............................   8,330    221,875
    Schroders P.L.C.(0240549)............................  13,576    470,525
    SDL P.L.C............................................  18,264    104,613
    Senior P.L.C......................................... 160,568    435,238
    Sepura P.L.C.........................................   3,814      2,893
*   Serco Group P.L.C....................................  42,024     66,573
    Severfield P.L.C.....................................  55,690     40,147
    Severn Trent P.L.C...................................  29,306    949,579
    Shanks Group P.L.C................................... 157,113    218,874
    Shire P.L.C..........................................  17,173  1,109,417
    Shire P.L.C. ADR.....................................   3,900    757,068
    SIG P.L.C............................................ 158,258    220,796
    Sky P.L.C............................................  36,075    439,335
    Sky P.L.C. Sponsored ADR.............................   4,853    235,953
    Smith & Nephew P.L.C.................................  22,900    376,683
    Smith & Nephew P.L.C. Sponsored ADR..................  18,108    602,799
    Smiths Group P.L.C................................... 121,817  2,036,210
    Soco International P.L.C.............................  83,733    167,447

                                     1763

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
UNITED KINGDOM -- (Continued)
    Spectris P.L.C.......................................  45,266 $1,123,906
    Speedy Hire P.L.C.................................... 108,594     49,527
    Spirax-Sarco Engineering P.L.C.......................  20,262  1,067,450
    Spire Healthcare Group P.L.C.........................   2,600     11,122
    Spirent Communications P.L.C.........................  91,235    109,065
*   Sports Direct International P.L.C....................  43,228    165,548
    SSE P.L.C............................................ 167,040  3,353,009
    SSP Group P.L.C......................................  32,805    139,061
    St. Ives P.L.C.......................................  14,743     21,414
    St. James's Place P.L.C.............................. 125,210  1,532,372
    St. Modwen Properties P.L.C..........................  58,126    216,879
    Stagecoach Group P.L.C............................... 100,526    269,575
    Standard Chartered P.L.C............................. 310,159  2,480,068
    Standard Life P.L.C.................................. 140,059    560,734
    Sthree P.L.C.........................................  10,289     35,012
    Stobart Group, Ltd...................................  27,073     61,241
    SuperGroup P.L.C.....................................  18,382    386,271
    Synthomer P.L.C...................................... 111,383    538,946
    TalkTalk Telecom Group P.L.C......................... 122,081    369,949
    Tate & Lyle P.L.C.................................... 131,856  1,261,830
    Taylor Wimpey P.L.C.................................. 759,825  1,554,824
    Ted Baker P.L.C......................................   3,974    123,798
    Telecom Plus P.L.C...................................  24,083    331,845
*   Tesco P.L.C.......................................... 631,903  1,302,871
*   Thomas Cook Group P.L.C.............................. 503,623    433,069
    Topps Tiles P.L.C....................................  22,737     36,113
    Travis Perkins P.L.C.................................  62,098  1,281,334
    Trifast P.L.C........................................   8,295     14,724
    Trinity Mirror P.L.C................................. 178,060    176,966
    TT Electronics P.L.C.................................  46,202     82,200
    TUI AG(5666292)......................................  63,010    825,820
    TUI AG(B11LJN4)......................................  41,904    545,539
    Tullett Prebon P.L.C.................................  71,548    315,253
*   Tullow Oil P.L.C..................................... 343,071    903,545
    U & I Group P.L.C....................................  30,865     61,880
    UBM P.L.C............................................ 106,385    944,217
    UDG Healthcare P.L.C.................................  72,965    561,624
    Ultra Electronics Holdings P.L.C.....................  23,593    534,026
    Unilever P.L.C.......................................   9,090    425,258
    Unilever P.L.C. Sponsored ADR........................  23,312  1,091,235
    UNITE Group P.L.C. (The).............................  63,696    533,799
    United Utilities Group P.L.C.........................  87,349  1,175,114
    United Utilities Group P.L.C. ADR....................     154      4,137
*   Vectura Group P.L.C.................................. 100,389    198,052
    Vedanta Resources P.L.C..............................  31,877    242,325
    Vesuvius P.L.C.......................................  94,329    458,645
    Victrex P.L.C........................................  29,981    585,593
    Vitec Group P.L.C. (The).............................   9,130     65,595
    Vodafone Group P.L.C................................. 793,112  2,409,381
    Vodafone Group P.L.C. Sponsored ADR.................. 137,812  4,258,405
*   Volex P.L.C..........................................   1,437        836
    Weir Group P.L.C. (The)..............................  56,140  1,087,752
    WH Smith P.L.C.......................................  26,244    531,271

                                     1764

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CONTINUED


                                                         SHARES     VALUE++
                                                         ------- --------------
UNITED KINGDOM -- (Continued)
    Whitbread P.L.C.....................................  31,532 $    1,610,168
    William Hill P.L.C.................................. 349,049      1,476,472
    Wilmington P.L.C....................................   2,776          9,119
    Wincanton P.L.C.....................................  14,780         35,484
    Wireless Group P.L.C................................  11,902         48,396
    WM Morrison Supermarkets P.L.C...................... 759,515      1,866,496
    Wolseley P.L.C......................................  36,508      2,035,627
    Wolseley P.L.C. ADR.................................     925          5,162
    WPP P.L.C...........................................  10,700        240,082
    WPP P.L.C. Sponsored ADR............................  17,868      2,002,467
    WS Atkins P.L.C.....................................  25,453        471,135
    Xaar P.L.C..........................................  17,173        112,889
    Zoopla Property Group P.L.C.........................   4,407         17,130
                                                                 --------------
TOTAL UNITED KINGDOM....................................            286,060,627
                                                                 --------------
UNITED STATES -- (0.0%)
    Ball Corp...........................................  11,154        788,223
    Iron Mountain, Inc..................................     101          4,182
                                                                 --------------
TOTAL UNITED STATES.....................................                792,405
                                                                 --------------
TOTAL COMMON STOCKS.....................................          2,310,513,143
                                                                 --------------
PREFERRED STOCKS -- (0.8%)

BRAZIL -- (0.5%)
    Alpargatas SA.......................................  56,007        198,643
    Banco ABC Brasil SA.................................  32,700        142,200
    Banco Bradesco SA...................................  89,450        782,384
    Banco Bradesco SA ADR...............................  52,364        455,567
    Banco Daycoval SA...................................   3,700         10,293
    Banco do Estado do Rio Grande do Sul SA Class B.....  92,394        307,182
    Banco Pan SA........................................  66,997         31,407
    Braskem SA Class A..................................  14,800         84,626
*   Centrais Eletricas Brasileiras SA Class B...........  49,900        342,886
    Centrais Eletricas Santa Catarina...................   2,600         12,269
    Cia Brasileira de Distribuicao......................  36,529        552,824
    Cia de Gas de Sao Paulo - COMGAS Class A............   5,235         88,800
    Cia de Saneamento do Parana.........................  30,800         55,855
    Cia de Transmissao de Energia Eletrica Paulista.....   9,749        207,464
    Cia Energetica de Minas Gerais...................... 162,637        455,949
    Cia Energetica de Sao Paulo Class B.................  39,500        169,578
    Cia Energetica do Ceara Class A.....................   2,332         35,242
    Cia Ferro Ligas da Bahia - Ferbasa..................  11,500         29,757
    Cia Paranaense de Energia...........................  21,205        210,258
    Eletropaulo Metropolitana Eletricidade de Sao Paulo
      SA................................................  21,846         84,692
    Eucatex SA Industria e Comercio.....................   4,600          3,674
    Gerdau SA........................................... 208,149        497,519
    Itau Unibanco Holding SA............................ 283,448      2,953,895
    Itau Unibanco Holding SA ADR........................  19,858        207,516
    Lojas Americanas SA.................................  87,552        517,093
*   Marcopolo SA........................................ 200,500        190,458
*   Petroleo Brasileiro SA.............................. 335,363      1,227,720
*   Petroleo Brasileiro SA Sponsored ADR................  72,469        528,299

                                     1765

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CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
BRAZIL -- (Continued)
*   Randon SA Implementos e Participacoes................   105,900 $   153,833
    Suzano Papel e Celulose SA Class A...................    78,725     240,856
    Telefonica Brasil SA.................................     7,400     112,356
*   Usinas Siderurgicas de Minas Gerais SA Class A.......   182,086     210,592
    Vale SA..............................................   158,800     735,131
                                                                    -----------
TOTAL BRAZIL.............................................            11,836,818
                                                                    -----------
CHILE -- (0.0%)
    Embotelladora Andina SA Class B......................    17,884      70,755
                                                                    -----------
COLOMBIA -- (0.0%)
    Avianca Holdings SA..................................    93,241      70,007
    Banco Davivienda SA..................................    15,303     134,586
    Grupo Argos SA.......................................     2,240      12,915
    Grupo Aval Acciones y Valores SA.....................    34,933      13,313
    Grupo de Inversiones Suramericana SA.................     3,227      39,439
                                                                    -----------
TOTAL COLOMBIA...........................................               270,260
                                                                    -----------
GERMANY -- (0.3%)
    Bayerische Motoren Werke AG..........................     9,566     693,334
    Biotest AG...........................................     5,294      80,726
    Draegerwerk AG & Co. KGaA............................     1,935     128,162
    Fuchs Petrolub SE....................................    11,114     469,289
    Henkel AG & Co. KGaA.................................     3,488     434,625
    Jungheinrich AG......................................    17,883     545,465
    Porsche Automobil Holding SE.........................    15,170     793,304
    Sartorius AG.........................................     7,040     562,898
    Sixt SE..............................................     7,753     318,752
    STO SE & Co. KGaA....................................       791      94,611
    Villeroy & Boch AG...................................     1,995      30,420
    Volkswagen AG........................................    23,665   3,329,506
                                                                    -----------
TOTAL GERMANY............................................             7,481,092
                                                                    -----------
TOTAL PREFERRED STOCKS...................................            19,658,925
                                                                    -----------
RIGHTS/WARRANTS -- (0.0%)

AUSTRIA -- (0.0%)
*   Intercell AG Rights..................................     4,255          --
                                                                    -----------
BRAZIL -- (0.0%)
*   Banco ABC Brasil SA Rights 08/18/16..................     1,591       6,919
                                                                    -----------
CHINA -- (0.0%)
*   China Resources Beer Holdings Co., Ltd. Rights
      08/09/16...........................................    16,740       6,840
*   Symphony Holdings, Ltd. Warrants 07/05/19............    64,000         660
*   United Energy Group, Ltd. Rights 08/19/16............   794,000 $    10,234
                                                                    -----------
TOTAL CHINA..............................................                17,734
                                                                    -----------
HONG KONG -- (0.0%)
*   Cheuk Nang Holdings, Ltd. Warrants 04/24/17..........       606         133
*   South China Financial Holdings, Ltd. Rights
       06/22/16.......................................... 1,550,000         200

                                     1766

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES      VALUE++
                                                       --------- --------------
HONG KONG -- (Continued)
TOTAL HONG KONG.......................................                      333
                                                                 --------------
NORWAY -- (0.0%)
*     DOF ASA Rights..................................   114,130             --
                                                                 --------------
SOUTH AFRICA -- (0.0%)
*     Ascendis Health, Ltd. Rights 08/05/16...........     3,426            382
                                                                 --------------
SOUTH KOREA -- (0.0%)
*     Sammok S-Form Co., Ltd. Rights 08/04/16.........       924          2,805
*     SAMT Co., Ltd. Rights 08/03/16..................     5,521          2,119
                                                                 --------------
TOTAL SOUTH KOREA.....................................                    4,924
                                                                 --------------
SPAIN -- (0.0%)
*     Zardoya Otis SA Rights 08/05/16.................    28,397         11,429
                                                                 --------------
TAIWAN -- (0.0%)
*     Fulgent Sun International Holding Co., Ltd.
        Rights 08/22/16...............................       382            269
                                                                 --------------
THAILAND -- (0.0%)
*     Banpu PCL Warrants 06/05/17.....................    68,250         19,497
*     Berli Jucker Co. Rights 08/04/16................    46,000         14,198
                                                                 --------------
TOTAL THAILAND........................................                   33,695
                                                                 --------------
TOTAL RIGHTS/WARRANTS.................................                   75,685
                                                                 --------------
TOTAL INVESTMENT SECURITIES...........................            2,330,247,753
                                                                 --------------

                                                                    VALUE+
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (2.1%)
(S)@  DFA Short Term Investment Fund.................. 4,337,954     50,190,127
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,154,930,263)^^.............................           $2,380,437,880
                                                                 ==============

                                     1767

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                           ----------------------------------------------
                             LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                           ------------ ------------ ------- ------------
      Common Stocks
         Australia........ $  1,947,465 $117,856,045   --    $119,803,510
         Austria..........           --    9,473,702   --       9,473,702
         Belgium..........    1,777,988   24,456,055   --      26,234,043
         Brazil...........   35,851,314        7,949   --      35,859,263
         Canada...........  154,209,272       11,721   --     154,220,993
         Chile............    7,023,136           --   --       7,023,136
         China............   10,684,323  102,524,264   --     113,208,587
         Colombia.........    1,593,485           --   --       1,593,485
         Czech Republic...           --      588,609   --         588,609
         Denmark..........    1,186,115   30,166,207   --      31,352,322
         Egypt............           --      146,853   --         146,853
         Finland..........       48,526   32,610,285   --      32,658,811
         France...........    3,268,071  120,615,536   --     123,883,607
         Germany..........    5,696,994  117,584,339   --     123,281,333
         Greece...........           --    1,841,611   --       1,841,611
         Hong Kong........      236,301   53,453,679   --      53,689,980
         Hungary..........       33,048    1,741,021   --       1,774,069
         India............    2,051,418   54,946,386   --      56,997,804
         Indonesia........      399,380   13,993,634   --      14,393,014
         Ireland..........    2,118,657    6,816,151   --       8,934,808
         Israel...........    4,374,581    7,795,252   --      12,169,833
         Italy............    1,559,182   40,207,880   --      41,767,062
         Japan............   13,920,293  400,407,407   --     414,327,700
         Malaysia.........           --   17,376,037   --      17,376,037
         Mexico...........   24,859,792      359,966   --      25,219,758
         Netherlands......    9,160,219   40,355,162   --      49,515,381
         New Zealand......       84,934   10,994,448   --      11,079,382
         Norway...........    1,145,396   13,177,497   --      14,322,893
         Peru.............      627,265           --   --         627,265
         Philippines......       45,070    8,143,223   --       8,188,293
         Poland...........           --    7,357,702   --       7,357,702
         Portugal.........           --    5,153,515   --       5,153,515
         Russia...........      287,369    5,848,019   --       6,135,388
         Singapore........           --   20,046,016   --      20,046,016
         South Africa.....    9,762,486   36,974,778   --      46,737,264
         South Korea......    5,675,934   95,539,072   --     101,215,006
         Spain............    3,029,382   37,885,289   --      40,914,671
         Sweden...........    1,004,255   53,137,543   --      54,141,798
         Switzerland......   15,704,401  107,459,614   --     123,164,015
         Taiwan...........    3,644,518   81,279,210   --      84,923,728
         Thailand.........   14,260,801        3,409   --      14,264,210
         Turkey...........       79,026    7,974,628   --       8,053,654
         United Kingdom...   70,246,970  215,813,657   --     286,060,627
         United States....      788,223        4,182   --         792,405
      Preferred Stocks
         Brazil...........   11,836,818           --   --      11,836,818
         Chile............       70,755           --   --          70,755
         Colombia.........      270,260           --   --         270,260
         Germany..........           --    7,481,092   --       7,481,092
      Rights/Warrants
         Austria..........           --           --   --              --
         Brazil...........           --        6,919   --           6,919
         China............           --       17,734   --           7,500
         Hong Kong........           --          333   --          10,567
         Norway...........           --           --   --              --
         South Africa.....           --          382   --             382

                                     1768

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

         South Korea......           --          4,924 --           4,924
         Spain............           --         11,429 --          11,429
         Taiwan...........           --            269 --             269
         Thailand.........           --         33,695 --          33,695
      Securities Lending
        Collateral........           --     50,190,127 --      50,190,127
                           ------------ -------------- --  --------------
      TOTAL............... $420,563,423 $1,959,874,457 --  $2,380,437,880
                           ============ ============== ==  ==============

                                     1769

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                                VALUE+
                                                              -----------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The DFA International Value Series of
        The DFA Investment Trust Company..................... $52,694,935
                                                              -----------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $53,497,466)^^.............................. $52,694,935
                                                              ===========

Summary of the Portfolio's Master Fund's investments as of July 31, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                                     1770

                       VA U.S. TARGETED VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                              SHARES   VALUE+
                                                              ------ ----------
COMMON STOCKS -- (86.4%)

Consumer Discretionary -- (12.6%)
*           1-800-Flowers.com, Inc. Class A..................  5,790 $   52,863
            A.H. Belo Corp. Class A..........................  5,125     26,496
            Aaron's, Inc..................................... 14,133    338,485
            Abercrombie & Fitch Co. Class A.................. 10,702    221,638
            AMC Entertainment Holdings, Inc. Class A.........  3,893    114,532
#*          America's Car-Mart, Inc..........................    850     29,818
#           American Eagle Outfitters, Inc...................  5,406     96,876
*           American Public Education, Inc...................  2,993     85,720
*           Apollo Education Group, Inc......................  2,226     20,012
#           Arctic Cat, Inc..................................  1,934     30,190
            Ark Restaurants Corp.............................    411      9,535
#*          Ascena Retail Group, Inc......................... 25,434    206,778
*           Ascent Capital Group, Inc. Class A...............  1,823     31,027
#*          AutoNation, Inc.................................. 19,982  1,066,040
*           Ballantyne Strong, Inc...........................  3,604     18,813
*           Barnes & Noble Education, Inc....................  6,844     79,117
            Barnes & Noble, Inc.............................. 10,830    141,656
            Bassett Furniture Industries, Inc................  2,400     61,992
            Beasley Broadcast Group, Inc. Class A............  1,850      9,805
*           Belmond, Ltd. Class A............................ 16,070    184,644
(degrees)*  Big 4 Ranch, Inc.................................    300         --
            Big 5 Sporting Goods Corp........................  3,276     34,595
*           Biglari Holdings, Inc............................      1        415
*           Black Diamond, Inc...............................  2,603     10,959
            Bowl America, Inc. Class A.......................    120      1,742
*           Bridgepoint Education, Inc.......................  7,705     54,937
*           Build-A-Bear Workshop, Inc.......................  2,325     31,690
#           CalAtlantic Group, Inc........................... 22,549    816,499
            Caleres, Inc.....................................  8,240    216,877
            Callaway Golf Co................................. 17,996    192,557
            Canterbury Park Holding Corp.....................    332      3,619
*           Career Education Corp............................ 11,908     82,284
*           Carmike Cinemas, Inc.............................  3,922    120,876
            Carriage Services, Inc...........................  3,463     84,186
            Cato Corp. (The) Class A.........................  4,275    152,917
*           Cavco Industries, Inc............................  1,683    167,257
*           Century Casinos, Inc.............................  2,707     17,271
*           Century Communities, Inc.........................  2,816     49,843
*           Charles & Colvard, Ltd...........................    863        872
            Chico's FAS, Inc................................. 25,946    311,611
#           Children's Place, Inc. (The).....................  3,052    255,086
*           Christopher & Banks Corp.........................  1,400      2,842
            Citi Trends, Inc.................................  3,036     50,640
#*          Conn's, Inc......................................    100        711
            Cooper Tire & Rubber Co.......................... 10,469    345,372
*           Cooper-Standard Holding, Inc.....................  3,353    295,232
            Core-Mark Holding Co., Inc.......................  6,822    334,005
            CSS Industries, Inc..............................  2,121     55,803
            Culp, Inc........................................  1,384     39,486
*           Cumulus Media, Inc. Class A...................... 27,627     10,565
#           Dana Holding Corp................................ 28,913    394,373

                                     1771

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                      SHARES  VALUE+
                                                      ------ --------
Consumer Discretionary -- (Continued)
*   Deckers Outdoor Corp.............................  6,345 $418,833
*   Del Frisco's Restaurant Group, Inc...............  4,373   65,245
#*  Del Taco Restaurants, Inc........................  4,244   44,604
*   Delta Apparel, Inc...............................  1,640   39,180
*   Destination XL Group, Inc........................    363    1,873
#   DeVry Education Group, Inc.......................  8,006  178,294
#   Dillard's, Inc. Class A..........................  6,177  418,059
*   Dixie Group, Inc. (The)..........................  3,300   12,210
    Dover Motorsports, Inc...........................  3,360    7,056
*   DreamWorks Animation SKG, Inc. Class A........... 10,484  429,529
#   DSW, Inc. Class A................................ 14,006  339,786
*   El Pollo Loco Holdings, Inc......................  2,868   37,743
*   Eldorado Resorts, Inc............................  1,650   23,842
*   Emerson Radio Corp...............................  2,934    1,922
    Entercom Communications Corp. Class A............  5,628   82,225
    Escalade, Inc....................................    794    8,520
#   Ethan Allen Interiors, Inc.......................  5,130  178,165
#*  EW Scripps Co. (The) Class A..................... 12,656  214,646
*   Express, Inc..................................... 14,155  211,759
*   Federal-Mogul Holdings Corp...................... 11,550  102,102
#   Finish Line, Inc. (The) Class A..................  8,051  174,948
    Flexsteel Industries, Inc........................    745   30,619
*   Fossil Group, Inc................................  6,333  200,123
#   Fred's, Inc. Class A.............................  6,834  108,592
*   FTD Cos., Inc....................................  5,305  134,270
#*  G-III Apparel Group, Ltd.........................  7,525  301,226
#   GameStop Corp. Class A........................... 20,503  634,568
*   Gaming Partners International Corp...............    300    2,865
    Gannett Co., Inc................................. 22,590  288,248
*   Genesco, Inc.....................................  3,998  277,541
#   Gentex Corp...................................... 43,669  771,631
#*  Global Eagle Entertainment, Inc..................  1,124    9,217
#   Goodyear Tire & Rubber Co. (The).................    529   15,166
    Graham Holdings Co. Class B......................    786  395,547
*   Gray Television, Inc............................. 13,862  137,234
*   Gray Television, Inc. Class A....................    700    6,755
*   Green Brick Partners, Inc........................  5,473   38,639
    Group 1 Automotive, Inc..........................  4,157  259,064
#   Guess?, Inc...................................... 15,826  232,959
    Harman International Industries, Inc.............  9,516  786,402
    Harte-Hanks, Inc................................. 10,685   17,737
    Haverty Furniture Cos., Inc......................  3,937   72,559
*   Helen of Troy, Ltd...............................  1,209  120,428
#*  hhgregg, Inc.....................................  1,188    2,471
    Hooker Furniture Corp............................  2,723   62,983
*   Houghton Mifflin Harcourt Co..................... 19,101  323,762
*   Iconix Brand Group, Inc..........................  6,906   49,723
#   International Game Technology P.L.C.............. 28,545  596,590
    International Speedway Corp. Class A.............  4,822  162,839
    Interval Leisure Group, Inc......................    618   11,112
*   Intrawest Resorts Holdings, Inc..................  4,481   65,154
#*  iRobot Corp......................................  5,120  194,150
#*  JAKKS Pacific, Inc...............................    539    4,970

                                     1772

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                      SHARES   VALUE+
                                                      ------ ----------
Consumer Discretionary -- (Continued)
#*  JC Penney Co., Inc............................... 54,959 $  530,904
    John Wiley & Sons, Inc. Class A..................  9,415    543,245
    Johnson Outdoors, Inc. Class A...................  2,148     65,407
*   K12, Inc.........................................  6,244     77,301
*   Kirkland's, Inc..................................  1,941     29,581
*   Kona Grill, Inc..................................  1,000     12,500
*   La Quinta Holdings, Inc.......................... 18,321    226,631
    La-Z-Boy, Inc....................................  9,339    282,225
*   Lakeland Industries, Inc.........................  1,020     10,343
#*  LGI Homes, Inc...................................    773     26,537
    Libbey, Inc......................................  1,156     21,606
*   Liberty TripAdvisor Holdings, Inc. Class A....... 12,930    306,053
*   Liberty Ventures Series A........................  9,835    370,878
    Lifetime Brands, Inc.............................  3,091     41,388
*   Luby's, Inc......................................  7,944     36,860
*   M/I Homes, Inc...................................  4,302     97,010
*   Madison Square Garden Co. (The) Class A..........  3,759    687,108
    Marcus Corp. (The)...............................  3,591     79,541
*   MarineMax, Inc...................................  5,308    107,222
    Marriott Vacations Worldwide Corp................  5,649    431,019
*   McClatchy Co. (The) Class A......................    485      9,380
#   MDC Holdings, Inc................................  8,953    235,643
*   Media General, Inc............................... 11,816    207,843
#   Meredith Corp....................................  7,475    407,238
*   Meritage Homes Corp..............................  7,898    287,408
*   Modine Manufacturing Co..........................  7,764     74,534
*   Monarch Casino & Resort, Inc.....................  2,145     50,043
#*  Motorcar Parts of America, Inc...................  1,889     52,949
    Movado Group, Inc................................  3,197     72,220
#   New Media Investment Group, Inc..................  5,495     97,042
*   New York & Co., Inc..............................  5,571     10,362
    New York Times Co. (The) Class A................. 30,919    401,329
*   Overstock.com, Inc...............................  1,825     29,747
#*  Papa Murphy's Holdings, Inc......................  1,285      8,995
    Penske Automotive Group, Inc..................... 15,969    632,692
*   Perry Ellis International, Inc...................  3,029     64,881
#   Pier 1 Imports, Inc.............................. 17,388     89,027
    PulteGroup, Inc.................................. 67,112  1,421,432
#*  Radio One, Inc. Class D..........................  3,383     10,826
    RCI Hospitality Holdings, Inc....................  2,700     28,755
#*  Reading International, Inc. Class A..............  2,416     33,220
*   Red Lion Hotels Corp.............................  4,230     33,586
*   Red Robin Gourmet Burgers, Inc...................  2,426    117,321
*   Regis Corp....................................... 11,475    154,224
    Rent-A-Center, Inc...............................  7,671     82,847
    Rocky Brands, Inc................................  1,900     20,843
*   Ruby Tuesday, Inc................................ 13,057     52,750
    Saga Communications, Inc. Class A................  1,966     80,645
    Salem Media Group, Inc...........................  4,900     37,093
    Scholastic Corp..................................  5,829    239,572
*   Shiloh Industries, Inc...........................  5,891     57,084
    Shoe Carnival, Inc...............................  4,498    118,342
*   Shutterfly, Inc..................................    841     44,733

                                     1773

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                      SHARES   VALUE+
                                                      ------ -----------
Consumer Discretionary -- (Continued)
*   Sizmek, Inc......................................  7,844 $    21,414
*   Skullcandy, Inc..................................  6,409      39,223
#*  Skyline Corp.....................................  1,691      15,591
    Sonic Automotive, Inc. Class A...................  5,430      98,717
#   Sotheby's........................................ 11,087     359,108
    Spartan Motors, Inc..............................  7,754      65,831
    Speedway Motorsports, Inc........................  9,146     161,610
#   Stage Stores, Inc................................  5,727      33,961
    Standard Motor Products, Inc.....................  4,436     186,046
*   Stanley Furniture Co., Inc.......................  3,305       8,097
    Staples, Inc..................................... 25,425     236,198
*   Stoneridge, Inc..................................  2,942      49,073
    Superior Industries International, Inc...........  4,701     143,663
    Superior Uniform Group, Inc......................  3,972      63,830
*   Sypris Solutions, Inc............................  6,800       5,984
    Tailored Brands, Inc.............................  6,283      92,046
*   Tandy Leather Factory, Inc.......................  2,694      19,235
    TEGNA, Inc....................................... 42,602     932,984
    Thor Industries, Inc.............................  3,041     232,758
*   Tilly's, Inc. Class A............................    892       5,075
    Time, Inc........................................ 20,003     326,649
*   Toll Brothers, Inc............................... 31,289     876,405
*   TopBuild Corp....................................  5,222     197,183
    Tower International, Inc.........................  2,170      50,084
*   Trans World Entertainment Corp...................  8,600      30,530
*   TRI Pointe Group, Inc............................ 32,044     430,992
*   Tuesday Morning Corp.............................  6,864      54,157
#*  Tumi Holdings, Inc...............................  7,768     207,794
*   UCP, Inc. Class A................................  2,130      17,892
*   Unifi, Inc.......................................  4,207     113,715
    Universal Technical Institute, Inc...............  1,400       3,318
#*  Vera Bradley, Inc................................  6,501      94,655
*   Vince Holding Corp...............................  2,800      14,000
    Visteon Corp.....................................  6,158     431,614
#*  Vitamin Shoppe, Inc..............................  4,324     126,520
*   VOXX International Corp..........................  4,853      12,860
*   WCI Communities, Inc.............................  4,107      69,121
#   Wendy's Co. (The)................................ 52,101     503,296
*   West Marine, Inc.................................  5,325      46,647
    Weyco Group, Inc.................................    493      13,774
*   William Lyon Homes Class A.......................  3,688      63,987
#   Winnebago Industries, Inc........................  4,688     111,387
    Wolverine World Wide, Inc........................ 15,844     388,020
*   Zagg, Inc........................................  4,307      27,263
#*  Zumiez, Inc......................................  4,689      79,619
                                                             -----------
Total Consumer Discretionary.........................         32,576,735
                                                             -----------
Consumer Staples -- (3.4%)
#   Alico, Inc.......................................  1,067      31,562
*   Alliance One International, Inc..................  1,736      30,033
    Andersons, Inc. (The)............................  4,912     181,646
#   Cal-Maine Foods, Inc.............................  6,389     267,699
*   CCA Industries, Inc..............................    400       1,278

                                     1774

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                      SHARES   VALUE+
                                                      ------ ----------
Consumer Staples -- (Continued)
*   Central Garden & Pet Co..........................  2,954 $   71,664
*   Central Garden & Pet Co. Class A.................  8,305    189,271
#*  Chefs' Warehouse, Inc. (The).....................  4,530     73,160
*   Craft Brew Alliance, Inc.........................  3,112     36,535
*   Darling Ingredients, Inc......................... 31,250    493,125
#   Dean Foods Co.................................... 17,935    331,080
#   Fresh Del Monte Produce, Inc.....................  6,896    392,038
    Golden Enterprises, Inc..........................    678      8,034
    Ingles Markets, Inc. Class A.....................  2,684    104,220
    Ingredion, Inc...................................  9,384  1,250,324
    Inter Parfums, Inc...............................  5,648    183,786
    John B. Sanfilippo & Son, Inc....................  1,551     72,385
*   Landec Corp......................................  4,972     57,178
    Limoneira Co.....................................  1,546     27,349
*   Mannatech, Inc...................................    682     12,453
#   MGP Ingredients, Inc.............................  3,567    153,381
*   Natural Alternatives International, Inc..........     44        469
    Nu Skin Enterprises, Inc. Class A................  2,533    135,262
*   Nutraceutical International Corp.................  2,600     66,664
    Oil-Dri Corp. of America.........................    882     33,031
*   Omega Protein Corp...............................  5,772    129,985
#   Orchids Paper Products Co........................    836     25,674
    Pinnacle Foods, Inc.............................. 14,347    720,363
*   Post Holdings, Inc............................... 12,338  1,069,334
#   Sanderson Farms, Inc.............................  4,107    359,732
*   Seaboard Corp....................................    144    421,920
*   Seneca Foods Corp. Class A.......................  1,129     44,223
*   Smart & Final Stores, Inc........................  1,562     21,540
    Snyder's-Lance, Inc.............................. 17,582    602,359
    SpartanNash Co...................................  7,655    241,132
*   United Natural Foods, Inc........................  7,634    381,547
#   Universal Corp...................................  3,119    184,988
    Village Super Market, Inc. Class A...............  1,226     38,791
    Weis Markets, Inc................................  4,726    244,192
                                                             ----------
Total Consumer Staples...............................         8,689,407
                                                             ----------
Energy -- (6.8%)
    Adams Resources & Energy, Inc....................    489     14,802
#   Alon USA Energy, Inc............................. 10,886     76,964
#*  Approach Resources, Inc..........................  6,068     10,073
    Archrock, Inc.................................... 13,497    120,258
#   Atwood Oceanics, Inc.............................  8,645     92,329
*   Barnwell Industries, Inc.........................    480        715
#*  Basic Energy Services, Inc.......................  8,584      6,009
*   Bill Barrett Corp................................  4,418     26,375
#   Bristow Group, Inc...............................  4,846     52,385
*   Callon Petroleum Co.............................. 15,084    171,807
#*  Clayton Williams Energy, Inc.....................  1,771     66,784
*   Clean Energy Fuels Corp..........................  1,861      5,564
#*  Cloud Peak Energy, Inc...........................  8,161     27,829
#   CONSOL Energy, Inc............................... 45,241    876,771
*   Contango Oil & Gas Co............................  2,764     25,512
#   CVR Energy, Inc..................................  6,958    102,978

                                     1775

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                      SHARES   VALUE+
                                                      ------ ----------
Energy -- (Continued)
*   Dawson Geophysical Co............................  3,898 $   29,040
    Delek US Holdings, Inc...........................  8,298    103,891
    Denbury Resources, Inc........................... 38,791    112,494
    DHT Holdings, Inc................................ 15,762     73,451
    Diamond Offshore Drilling, Inc................... 27,754    630,571
#*  Dorian LPG, Ltd..................................  9,304     57,406
#*  Dril-Quip, Inc...................................  6,438    350,420
*   Eclipse Resources Corp........................... 13,636     42,953
*   ENGlobal Corp....................................  2,200      3,256
#*  EP Energy Corp. Class A.......................... 13,063     54,473
*   Era Group, Inc...................................  3,499     30,721
*   Exterran Corp....................................  6,748     85,835
*   FMC Technologies, Inc............................ 45,328  1,150,425
*   Forum Energy Technologies, Inc................... 17,015    277,855
    GasLog, Ltd......................................  8,799    117,643
*   Gastar Exploration, Inc..........................  4,007      3,670
*   Geospace Technologies Corp.......................    364      6,006
    Green Plains, Inc................................  7,463    169,261
#   Gulf Island Fabrication, Inc.....................  2,703     22,867
*   Gulfmark Offshore, Inc. Class A..................  4,796     13,908
#   Hallador Energy Co...............................     83        449
*   Helix Energy Solutions Group, Inc................ 19,946    158,371
#   Helmerich & Payne, Inc........................... 20,631  1,278,503
#   HollyFrontier Corp............................... 10,618    269,910
#*  Hornbeck Offshore Services, Inc..................  5,318     42,438
*   Jones Energy, Inc. Class A.......................  2,679      9,912
#*  Kosmos Energy, Ltd............................... 11,295     62,687
*   Matrix Service Co................................  4,504     74,631
*   McDermott International, Inc..................... 20,241    104,848
*   Mitcham Industries, Inc..........................  1,387      4,660
#   Nabors Industries, Ltd........................... 60,034    540,306
*   Natural Gas Services Group, Inc..................  2,866     71,965
*   Newpark Resources, Inc........................... 14,097     89,093
    Noble Corp. P.L.C................................ 44,394    327,628
#   Nordic American Tankers, Ltd.....................    841     10,344
*   Northern Oil and Gas, Inc........................  1,157      4,582
#*  Oasis Petroleum, Inc............................. 21,595    164,122
#   Oceaneering International, Inc................... 18,135    505,604
*   Oil States International, Inc....................  9,802    303,078
    Overseas Shipholding Group, Inc. Class A.........    424      5,423
#*  Pacific Drilling SA..............................  1,134      5,421
#*  Pacific Ethanol, Inc.............................  3,819     26,084
    Panhandle Oil and Gas, Inc. Class A..............  2,090     34,192
*   Par Pacific Holdings, Inc........................    310      4,650
*   Parker Drilling Co............................... 26,597     55,056
#   Patterson-UTI Energy, Inc........................ 27,998    542,881
#   PBF Energy, Inc. Class A......................... 18,124    404,890
*   PDC Energy, Inc..................................  4,164    228,062
*   PHI, Inc. Non-voting.............................  2,327     44,958
*   Pioneer Energy Services Corp..................... 12,134     38,222
    QEP Resources, Inc............................... 37,052    674,346
    Range Resources Corp.............................    734     29,588
#*  Renewable Energy Group, Inc......................  9,690     94,478

                                     1776

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                      SHARES   VALUE+
                                                      ------ -----------
Energy -- (Continued)
#*  REX American Resources Corp......................  1,380 $    90,804
*   Rice Energy, Inc................................. 18,124     422,652
*   Ring Energy, Inc.................................    640       5,082
    Rowan Cos. P.L.C. Class A........................ 24,956     380,329
#*  RPC, Inc.........................................  9,520     137,945
#*  RSP Permian, Inc................................. 18,074     649,760
    Scorpio Tankers, Inc............................. 28,121     133,856
#*  SEACOR Holdings, Inc.............................  3,442     194,542
    SemGroup Corp. Class A...........................  5,328     154,299
#   Ship Finance International, Ltd..................  9,581     144,673
#   SM Energy Co..................................... 11,364     308,305
*   Southwestern Energy Co........................... 28,540     416,113
#   Superior Energy Services, Inc.................... 15,880     253,604
#*  Synergy Resources Corp........................... 21,516     140,069
#   Targa Resources Corp............................. 16,529     615,871
#   Teekay Corp......................................    400       2,480
#   Teekay Tankers, Ltd. Class A..................... 14,556      42,940
#   Tesco Corp.......................................  7,002      46,283
*   TETRA Technologies, Inc.......................... 14,556      87,482
#   Tidewater, Inc...................................  6,303      26,914
#   Transocean, Ltd.................................. 67,880     746,001
#*  Unit Corp........................................  8,462     105,775
*   Vaalco Energy, Inc...............................  7,136       6,073
#*  Weatherford International P.L.C.................. 30,058     170,729
    Western Refining, Inc............................ 16,805     350,384
*   Whiting Petroleum Corp........................... 29,592     218,093
*   Willbros Group, Inc..............................  7,500      15,375
*   WPX Energy, Inc.................................. 52,645     525,924
                                                             -----------
Total Energy.........................................         17,617,040
                                                             -----------
Financials -- (21.9%)
    1st Source Corp..................................  6,479     217,759
#   Access National Corp.............................    314       6,980
    Alexander & Baldwin, Inc.........................  9,620     379,028
    Allied World Assurance Co. Holdings AG........... 18,589     761,963
*   Ambac Financial Group, Inc.......................  7,781     141,459
#   American Equity Investment Life Holding Co....... 13,974     222,606
    American Financial Group, Inc....................  1,547     113,086
    American National Bankshares, Inc................    702      18,435
#   American National Insurance Co...................  3,763     430,299
*   American River Bankshares........................    100       1,021
    Ameris Bancorp...................................  2,018      66,917
    AMERISAFE, Inc...................................  2,544     148,900
    AmeriServ Financial, Inc.........................  6,300      19,593
    Argo Group International Holdings, Ltd...........  5,799     300,910
    Arrow Financial Corp.............................    742      23,440
    Aspen Insurance Holdings, Ltd.................... 11,817     543,109
    Associated Banc-Corp............................. 30,022     558,409
    Assurant, Inc.................................... 12,841   1,065,931
    Assured Guaranty, Ltd............................ 27,856     746,262
*   Asta Funding, Inc................................  1,714      18,511
    Astoria Financial Corp........................... 18,463     270,852
*   Atlanticus Holdings Corp.........................  2,898       8,665

                                     1777

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                      SHARES   VALUE+
                                                      ------ ----------
Financials -- (Continued)
*   Atlas Financial Holdings, Inc....................  1,260 $   21,685
    Auburn National Bancorporation, Inc..............     44      1,237
*   AV Homes, Inc....................................  1,654     23,685
    Axis Capital Holdings, Ltd....................... 19,265  1,070,749
    Baldwin & Lyons, Inc. Class B....................  2,584     68,450
    Banc of California, Inc..........................  8,240    182,763
    BancFirst Corp...................................  1,596    104,650
*   Bancorp, Inc. (The)..............................  4,750     25,175
    BancorpSouth, Inc................................ 18,606    443,195
    Bank Mutual Corp.................................  9,444     72,152
    Bank of Commerce Holdings........................  1,233      8,113
    BankFinancial Corp...............................  4,311     52,594
    Banner Corp......................................  6,501    271,352
#   Bar Harbor Bankshares............................    480     17,606
*   BBX Capital Corp. Class A........................    558     10,792
    BCB Bancorp, Inc.................................    994     10,507
    Bear State Financial, Inc........................    622      5,934
    Beneficial Bancorp, Inc.......................... 14,663    198,830
    Berkshire Hills Bancorp, Inc.....................  6,458    170,297
#   Blue Hills Bancorp, Inc..........................  4,438     63,242
    BNC Bancorp......................................  6,561    159,170
#   BOK Financial Corp...............................  8,226    536,582
    Boston Private Financial Holdings, Inc........... 15,781    191,266
    Bridge Bancorp, Inc..............................    616     17,932
    Brookline Bancorp, Inc........................... 15,214    173,287
    Bryn Mawr Bank Corp..............................  3,177     93,181
    C&F Financial Corp...............................    179      8,179
    Calamos Asset Management, Inc. Class A...........  3,248     22,606
#   California First National Bancorp................  1,000     14,540
    Camden National Corp.............................    773     33,610
    Capital Bank Financial Corp. Class A.............  5,511    164,724
    Capital City Bank Group, Inc.....................  1,869     26,745
#   Capitol Federal Financial, Inc................... 27,553    390,426
    Cardinal Financial Corp..........................  6,408    165,070
*   Cascade Bancorp..................................  9,223     52,018
    Cash America International, Inc..................  3,812    163,344
    Cathay General Bancorp...........................  1,141     34,207
    CenterState Banks, Inc...........................  8,972    149,474
    Central Pacific Financial Corp...................  5,805    142,397
    Century Bancorp, Inc. Class A....................    134      5,850
    Chemical Financial Corp..........................  7,640    316,143
    Citizens Community Bancorp, Inc..................  2,054     20,828
    Citizens Holding Co..............................    171      3,783
    City Holding Co..................................  2,883    134,636
    Clifton Bancorp, Inc.............................  3,727     55,830
    CNB Financial Corp...............................    439      8,100
    CNO Financial Group, Inc......................... 28,026    486,812
    Columbia Banking System, Inc..................... 11,315    343,071
#   Community Bank System, Inc.......................  8,709    384,328
    Community Trust Bancorp, Inc.....................  2,728     94,880
    ConnectOne Bancorp, Inc..........................  3,887     65,729
#   Consolidated-Tomoka Land Co......................    108      5,284
*   Consumer Portfolio Services, Inc.................  5,621     23,833

                                     1778

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                      SHARES  VALUE+
                                                      ------ --------
Financials -- (Continued)
*   Cowen Group, Inc. Class A........................ 17,247 $ 53,811
#   Cullen/Frost Bankers, Inc........................    288   19,552
*   Customers Bancorp, Inc...........................  4,817  123,990
#   CVB Financial Corp............................... 12,829  211,037
    Dime Community Bancshares, Inc...................  6,620  114,526
    Donegal Group, Inc. Class A......................  4,597   74,333
    Donegal Group, Inc. Class B......................    592    9,436
    EMC Insurance Group, Inc.........................  4,869  135,017
#*  Emergent Capital, Inc............................    183      679
    Employers Holdings, Inc..........................  6,004  171,234
#*  Encore Capital Group, Inc........................  3,776   92,172
    Endurance Specialty Holdings, Ltd................ 13,895  939,719
#*  Enova International, Inc.........................  2,739   24,898
*   Enstar Group, Ltd................................    200   33,318
#   Enterprise Bancorp, Inc..........................    353    8,356
    Enterprise Financial Services Corp...............  3,112   89,501
    ESSA Bancorp, Inc................................  1,308   18,521
    EverBank Financial Corp.......................... 23,779  427,071
*   Ezcorp, Inc. Class A.............................  9,029   81,803
    Farmers Capital Bank Corp........................  1,442   42,597
    Farmers National Banc Corp.......................  2,551   24,362
    FBL Financial Group, Inc. Class A................  4,662  290,769
*   FCB Financial Holdings, Inc. Class A.............  7,258  253,812
    Federal Agricultural Mortgage Corp. Class C......  1,100   42,273
    Federated National Holding Co....................  2,000   41,900
#   Fidelity & Guaranty Life.........................  3,407   74,477
    Fidelity Southern Corp...........................  3,130   53,867
    Financial Institutions, Inc......................  1,451   39,032
*   First Acceptance Corp............................  5,500    8,360
*   First BanCorp(318672706)......................... 39,180  179,836
    First Bancorp(318910106).........................  3,069   57,452
    First Bancorp, Inc...............................  1,060   23,373
    First Busey Corp.................................  3,362   75,746
    First Business Financial Services, Inc...........    600   14,226
    First Citizens BancShares, Inc. Class A..........    533  138,463
    First Commonwealth Financial Corp................ 18,440  177,946
    First Community Bancshares, Inc..................  3,273   75,050
    First Connecticut Bancorp., Inc..................  1,681   27,064
    First Defiance Financial Corp....................  2,005   83,588
    First Federal of Northern Michigan Bancorp,
      Inc............................................    200    1,362
    First Financial Bancorp.......................... 12,228  260,579
    First Financial Corp.............................  1,400   53,620
    First Financial Northwest, Inc...................  3,232   45,183
*   First Foundation, Inc............................    487   11,595
    First Interstate BancSystem, Inc. Class A........  3,750  108,900
*   First Marblehead Corp. (The).....................    786    3,914
    First Merchants Corp.............................  8,252  216,202
    First Midwest Bancorp, Inc....................... 15,619  291,607
*   First NBC Bank Holding Co........................  2,791   53,113
    First South Bancorp, Inc.........................    720    6,919
    FirstMerit Corp.................................. 28,758  610,532
*   Flagstar Bancorp, Inc............................ 10,294  271,865
    Flushing Financial Corp..........................  5,825  129,956

                                     1779

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                      SHARES  VALUE+
                                                      ------ --------
Financials -- (Continued)
#   FNB Corp......................................... 22,014 $263,067
*   FNFV Group....................................... 11,108  132,518
#*  Forestar Group, Inc..............................  6,294   77,290
#*  FRP Holdings, Inc................................    536   19,500
#   Fulton Financial Corp............................ 34,969  477,327
    Gain Capital Holdings, Inc.......................  7,044   47,336
*   Genworth Financial, Inc. Class A.................  3,616   10,342
    German American Bancorp, Inc.....................    400   13,600
    Glacier Bancorp, Inc.............................  4,497  124,027
*   Global Indemnity P.L.C...........................  1,977   59,369
    Great Southern Bancorp, Inc......................  2,501   98,039
    Great Western Bancorp, Inc.......................    235    7,795
*   Green Dot Corp. Class A..........................  9,345  226,149
*   Greenlight Capital Re, Ltd. Class A..............  5,818  120,025
    Guaranty Bancorp.................................  2,411   40,674
    Guaranty Federal Bancshares, Inc.................    100    1,612
*   Hallmark Financial Services, Inc.................  3,963   42,047
#   Hancock Holding Co............................... 15,586  451,838
    Hanmi Financial Corp.............................  6,076  148,984
    Hanover Insurance Group, Inc. (The)..............  8,353  687,786
#   HCI Group, Inc...................................  1,832   55,253
    Heartland Financial USA, Inc.....................  4,608  169,206
    Heritage Commerce Corp...........................  4,200   44,016
    Heritage Financial Corp..........................  4,679   81,695
#   Heritage Insurance Holdings, Inc.................  3,101   38,421
*   Hilltop Holdings, Inc............................ 19,557  425,951
*   HMN Financial, Inc...............................    750   10,320
    Home Bancorp, Inc................................    724   20,953
*   HomeStreet, Inc..................................  4,170   92,991
*   HomeTrust Bancshares, Inc........................  2,002   36,797
    Hope Bancorp, Inc................................ 15,629  240,218
    HopFed Bancorp, Inc..............................    683    7,779
    Horace Mann Educators Corp.......................  5,699  194,792
    Horizon Bancorp..................................    401   11,036
    Iberiabank Corp..................................  8,278  517,127
    Independence Holding Co..........................  6,112  106,410
    Independent Bank Corp.(453836108)................  5,015  251,803
    Independent Bank Corp.(453838609)................  3,881   59,690
    Independent Bank Group, Inc......................  1,729   73,068
    Infinity Property & Casualty Corp................  2,098  172,120
    International Bancshares Corp.................... 13,217  362,410
*   INTL. FCStone, Inc...............................  3,067   89,372
#   Investment Technology Group, Inc.................  5,916   98,797
    Investors Bancorp, Inc........................... 65,367  742,569
    Investors Title Co...............................    125   12,563
    James River Group Holdings, Ltd..................  3,163  106,467
#   Janus Capital Group, Inc.........................  8,601  129,875
*   KCG Holdings, Inc. Class A....................... 16,810  254,335
    Kearny Financial Corp............................ 15,405  200,573
    Kemper Corp......................................  9,818  336,463
    Kentucky First Federal Bancorp...................    120      991
*   Ladenburg Thalmann Financial Services, Inc....... 20,372   49,708
    Lake Sunapee Bank Group..........................    200    3,688

                                     1780

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                      SHARES   VALUE+
                                                      ------ ----------
Financials -- (Continued)
    Lakeland Bancorp, Inc............................  7,701 $   91,719
    Lakeland Financial Corp..........................    340     17,459
    Landmark Bancorp, Inc............................    187      4,815
    LegacyTexas Financial Group, Inc.................  9,427    268,858
    Legg Mason, Inc.................................. 20,517    700,450
    Leucadia National Corp........................... 33,670    614,814
    Macatawa Bank Corp...............................  6,205     48,089
    Mackinac Financial Corp..........................  1,448     16,869
#   Maiden Holdings, Ltd............................. 15,350    214,439
    MainSource Financial Group, Inc..................  4,580    101,997
    Marlin Business Services Corp....................  2,600     47,736
    MB Financial, Inc................................ 11,879    456,035
*   MBIA, Inc........................................ 26,280    221,803
    MBT Financial Corp...............................  4,052     36,427
    Mercantile Bank Corp.............................  3,114     78,411
    Merchants Bancshares, Inc........................    591     18,782
    Meridian Bancorp, Inc............................ 11,551    169,800
    Meta Financial Group, Inc........................    879     48,073
*   MGIC Investment Corp.............................  1,576     11,331
#   MidSouth Bancorp, Inc............................  2,318     24,362
    MidWestOne Financial Group, Inc..................     88      2,548
    MutualFirst Financial, Inc.......................    414     11,894
    National Bank Holdings Corp. Class A.............  5,104    102,233
    National General Holdings Corp...................  4,090     84,377
    National Western Life Group, Inc. Class A........    420     79,439
    Navient Corp..................................... 67,151    953,544
    Navigators Group, Inc. (The).....................  2,862    268,084
    NBT Bancorp, Inc.................................  8,450    251,979
    Nelnet, Inc. Class A.............................  6,328    255,714
*   NewStar Financial, Inc...........................  9,845    100,616
*   Nicholas Financial, Inc..........................    247      2,638
*   NMI Holdings, Inc. Class A.......................  7,955     49,957
    Northeast Bancorp................................  1,166     12,861
    Northeast Community Bancorp, Inc.................  4,400     27,808
    Northfield Bancorp, Inc..........................  8,585    128,174
    Northrim BanCorp, Inc............................    474     13,462
#   Northwest Bancshares, Inc........................ 20,219    301,465
#   Norwood Financial Corp...........................     44      1,233
    OFG Bancorp......................................  7,857     83,363
    Ohio Valley Banc Corp............................    197      4,289
    Old National Bancorp............................. 22,637    297,903
    Old Republic International Corp.................. 46,721    905,453
    Old Second Bancorp, Inc..........................  1,922     14,511
    OneBeacon Insurance Group, Ltd. Class A..........  3,519     49,301
    Oppenheimer Holdings, Inc. Class A...............  1,595     25,105
    Opus Bank........................................  6,415    207,076
#   Oritani Financial Corp...........................  8,234    133,555
    Pacific Continental Corp.........................  1,612     23,342
*   Pacific Mercantile Bancorp.......................  2,264     15,463
*   Pacific Premier Bancorp, Inc.....................  1,696     40,958
#   PacWest Bancorp.................................. 24,315  1,005,425
    Park Sterling Corp...............................  8,309     64,145
*   Patriot National Bancorp, Inc....................     60        796

                                     1781

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                      SHARES   VALUE+
                                                      ------ ----------
Financials -- (Continued)
    Peapack Gladstone Financial Corp.................  1,865 $   37,431
#   Penns Woods Bancorp, Inc.........................    225      9,529
#   People's United Financial, Inc................... 63,620    964,479
    Peoples Bancorp, Inc.............................  2,775     62,299
*   PHH Corp.........................................  9,573    139,862
*   PICO Holdings, Inc...............................  3,461     34,887
    Pinnacle Financial Partners, Inc.................  8,115    430,988
*   Piper Jaffray Cos................................  1,891     78,174
    Popular, Inc..................................... 20,437    688,523
    Preferred Bank...................................  1,912     62,465
    Premier Financial Bancorp, Inc...................    658     11,739
#   Primerica, Inc...................................    347     17,874
    ProAssurance Corp................................  1,452     75,010
#   Prosperity Bancshares, Inc....................... 14,155    723,179
    Provident Financial Holdings, Inc................  2,100     40,929
#   Provident Financial Services, Inc................ 12,866    259,250
    Prudential Bancorp, Inc..........................     88      1,256
    QCR Holdings, Inc................................    225      6,669
    Radian Group, Inc................................ 39,764    512,956
    RE/MAX Holdings, Inc. Class A....................  3,166    137,151
*   Realogy Holdings Corp............................ 27,560    854,084
*   Regional Management Corp.........................  1,461     27,467
    Reinsurance Group of America, Inc................ 13,059  1,296,106
#   RenaissanceRe Holdings, Ltd......................  8,934  1,049,924
    Renasant Corp....................................  8,506    274,063
    Republic Bancorp, Inc. Class A...................  2,281     67,997
*   Republic First Bancorp, Inc......................    425      1,866
    Resource America, Inc. Class A...................  5,304     51,661
    Riverview Bancorp, Inc...........................  4,200     19,698
    S&T Bancorp, Inc.................................  6,261    159,593
    Safety Insurance Group, Inc......................  3,256    207,407
    Sandy Spring Bancorp, Inc........................  4,774    142,456
*   Seacoast Banking Corp. of Florida................  6,655    106,280
#   Selective Insurance Group, Inc................... 10,700    419,012
    Shore Bancshares, Inc............................    479      5,633
    SI Financial Group, Inc..........................  1,191     15,924
    Sierra Bancorp...................................    974     17,415
    Simmons First National Corp. Class A.............  6,001    275,746
*   SLM Corp......................................... 67,729    486,972
    South State Corp.................................  4,819    351,353
*   Southern First Bancshares, Inc...................    266      7,198
    Southern Missouri Bancorp, Inc...................    320      7,811
    Southside Bancshares, Inc........................  4,480    137,043
    Southwest Bancorp, Inc...........................  3,939     76,495
    Southwest Georgia Financial Corp.................     98      1,480
    State Auto Financial Corp........................  9,437    213,087
    State Bank Financial Corp........................  6,607    144,561
    State National Cos., Inc.........................  6,061     66,186
    Sterling Bancorp................................. 25,698    434,039
    Stewart Information Services Corp................  4,841    207,243
*   Stifel Financial Corp............................ 11,328    400,445
*   Stratus Properties, Inc..........................    650     11,434
    Suffolk Bancorp..................................  2,821     92,839

                                     1782

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                      SHARES   VALUE+
                                                      ------ -----------
Financials -- (Continued)
*   Sun Bancorp, Inc.................................  1,027 $    21,916
    Talmer Bancorp, Inc. Class A..................... 10,101     212,323
    TCF Financial Corp............................... 33,961     461,530
    Territorial Bancorp, Inc.........................    408      10,975
*   Texas Capital Bancshares, Inc....................  7,047     342,061
    TheStreet, Inc...................................  6,043       6,708
    Timberland Bancorp, Inc..........................    400       5,988
    Tiptree Financial, Inc. Class A..................  7,900      41,238
#   Towne Bank.......................................  4,151      95,265
    Trico Bancshares.................................  3,977     103,482
#*  TriState Capital Holdings, Inc...................  2,056      29,339
    TrustCo Bank Corp. NY............................ 16,522     109,541
    Trustmark Corp................................... 13,538     353,342
#   UMB Financial Corp...............................  5,927     328,415
#   Umpqua Holdings Corp............................. 45,192     688,274
*   Unico American Corp..............................  1,400      14,532
    Union Bankshares Corp............................  8,396     225,349
    United Community Banks, Inc...................... 13,559     260,875
    United Community Financial Corp..................  8,689      57,695
    United Financial Bancorp, Inc....................  8,812     115,878
    United Fire Group, Inc...........................  5,255     220,710
#   United Insurance Holdings Corp...................  3,596      57,033
    Unity Bancorp, Inc...............................    594       7,496
    Univest Corp. of Pennsylvania....................  3,048      64,282
    Validus Holdings, Ltd............................ 16,869     833,835
#   Valley National Bancorp.......................... 48,802     442,634
#   Virtus Investment Partners, Inc..................  1,408     118,680
*   Walker & Dunlop, Inc.............................  5,841     138,256
    Washington Federal, Inc.......................... 18,881     472,025
    Washington Trust Bancorp, Inc....................  2,917     110,729
    Waterstone Financial, Inc........................  4,528      70,999
    WesBanco, Inc....................................  7,582     234,435
    West BanCorp, Inc................................  3,731      70,889
    Westfield Financial, Inc.........................  4,449      35,014
    Wilshire Bancorp, Inc............................ 11,696     125,615
    Wintrust Financial Corp..........................  4,918     259,670
    WR Berkley Corp..................................  4,951     288,099
    WSFS Financial Corp..............................  5,494     193,334
    Yadkin Financial Corp............................    416      10,479
#   Zions Bancorporation............................. 41,677   1,161,955
                                                             -----------
Total Financials.....................................         56,877,347
                                                             -----------
Health Care -- (4.5%)
    Aceto Corp.......................................  6,383     164,107
*   Acorda Therapeutics, Inc.........................  8,263     208,889
#*  Addus HomeCare Corp..............................  3,301      62,257
#*  Air Methods Corp.................................  7,055     234,861
*   Allied Healthcare Products, Inc..................  1,700       1,114
*   Allscripts Healthcare Solutions, Inc.............  5,718      80,738
*   Almost Family, Inc...............................  2,016      80,217
#*  Amedisys, Inc....................................  2,298     123,058
*   American Shared Hospital Services................    400         840
*   Amphastar Pharmaceuticals, Inc...................  3,311      53,572

                                     1783

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                               SHARES  VALUE+
                                                               ------ --------
Health Care -- (Continued)
*            Amsurg Corp...................................... 10,294 $772,153
#            Analogic Corp....................................  2,405  202,068
*            AngioDynamics, Inc...............................  6,768  112,281
*            Arrhythmia Research Technology, Inc..............    291    1,229
#*           Brookdale Senior Living, Inc..................... 30,776  568,433
#            Catalyst Biosciences, Inc........................    642      957
#*           Community Health Systems, Inc.................... 18,612  237,675
*            Concert Pharmaceuticals, Inc.....................  1,036   11,904
#            CONMED Corp......................................  5,183  210,637
*            Cross Country Healthcare, Inc....................  1,111   16,243
             CryoLife, Inc....................................  5,333   77,702
#*           Cumberland Pharmaceuticals, Inc..................  3,402   16,057
*            Cynosure, Inc. Class A...........................  3,886  213,575
             Digirad Corp.....................................  3,300   19,338
#*           Emergent Biosolutions, Inc.......................  7,463  249,190
             Ensign Group, Inc. (The).........................  3,747   80,560
*            Exactech, Inc....................................  2,203   59,547
*            Five Star Quality Care, Inc...................... 10,700   25,359
#*           Genesis Healthcare, Inc..........................    298      614
*            Haemonetics Corp.................................  9,618  291,618
#*           Halyard Health, Inc..............................  9,032  312,417
*            Hanger, Inc......................................  2,855   30,691
*            Harvard Bioscience, Inc..........................  4,641   13,227
*            HealthStream, Inc................................  1,398   33,873
*            Healthways, Inc..................................  6,165  103,819
*            HMS Holdings Corp................................ 14,992  298,041
#*           InfuSystems Holdings, Inc........................  2,347    6,924
*            Integer Holdings Corp............................  5,226  116,069
*            Interpace Diagnostics Group, Inc.................  3,900    1,170
#            Invacare Corp....................................  6,639   76,481
             Kewaunee Scientific Corp.........................    170    3,442
#            Kindred Healthcare, Inc.......................... 15,373  188,473
             LeMaitre Vascular, Inc...........................  1,062   18,266
*            LHC Group, Inc...................................  3,336  150,987
*            LifePoint Health, Inc............................  8,598  508,830
*            Luminex Corp.....................................  8,320  178,298
*            Magellan Health, Inc.............................  4,731  323,932
(degrees)#*  Medcath Corp.....................................  5,455       --
#*           MEDNAX, Inc......................................  8,472  583,805
*            Merit Medical Systems, Inc.......................  8,558  200,599
*            Misonix, Inc.....................................    400    2,380
#*           Molina Healthcare, Inc........................... 10,590  601,618
             National HealthCare Corp.........................  1,536   99,226
*            Nuvectra Corp....................................  1,742   11,515
*            Omnicell, Inc....................................  6,469  250,221
*            OraSure Technologies, Inc........................  8,725   59,504
*            Orthofix International NV........................  1,169   55,411
#            Owens & Minor, Inc............................... 12,573  448,982
*            PharMerica Corp..................................  6,154  163,450
*            Prestige Brands Holdings, Inc....................  8,858  473,903
*            Providence Service Corp. (The)...................  2,891  139,838
*            Quorum Health Corp...............................  4,653   50,671
*            RTI Surgical, Inc................................  7,580   24,635

                                     1784

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                      SHARES   VALUE+
                                                      ------ -----------
Health Care -- (Continued)
*   Sagent Pharmaceuticals, Inc......................  3,019 $    65,482
*   SciClone Pharmaceuticals, Inc....................  6,578      69,464
*   SeaSpine Holdings Corp...........................  1,528      14,699
*   Select Medical Holdings Corp..................... 24,751     284,636
    Span-America Medical Systems, Inc................    363       6,396
#*  Spectrum Pharmaceuticals, Inc.................... 11,820      81,203
*   Triple-S Management Corp. Class B................  4,208     104,569
    Universal American Corp.......................... 17,094     130,940
*   VWR Corp......................................... 14,592     457,021
*   WellCare Health Plans, Inc.......................  7,702     822,574
                                                             -----------
Total Health Care....................................         11,744,475
                                                             -----------
Industrials -- (17.1%)
    AAR Corp.........................................  6,561     158,514
    ABM Industries, Inc.............................. 11,216     417,347
*   ACCO Brands Corp................................. 20,835     234,185
    Acme United Corp.................................    100       2,166
#   Actuant Corp. Class A............................  7,983     189,596
*   AECOM............................................  9,079     322,214
*   Aegion Corp......................................  6,770     138,920
*   Aerovironment, Inc...............................  4,122     116,859
    AGCO Corp........................................ 10,155     489,065
#   Air Lease Corp................................... 19,553     563,322
*   Air Transport Services Group, Inc................ 12,084     174,976
#   Aircastle, Ltd................................... 15,329     340,610
    Alamo Group, Inc.................................  2,045     137,281
    Albany International Corp. Class A...............  5,674     240,180
    Altra Industrial Motion Corp.....................  4,631     131,520
    AMERCO...........................................  1,726     682,650
*   Ameresco, Inc. Class A...........................  3,550      17,573
    American Railcar Industries, Inc.................  3,348     140,649
    American Science & Engineering, Inc..............    145       5,352
*   AMREP Corp.......................................    600       3,366
#   Applied Industrial Technologies, Inc.............  7,499     352,078
*   ARC Document Solutions, Inc......................  6,892      27,154
    ArcBest Corp.....................................  3,763      70,406
    Argan, Inc.......................................  2,536     116,986
*   Armstrong Flooring, Inc..........................  4,646      92,595
*   Arotech Corp.....................................  3,700      10,397
    Astec Industries, Inc............................  4,629     279,036
#*  Atlas Air Worldwide Holdings, Inc................  4,768     206,121
*   Avis Budget Group, Inc........................... 18,184     667,898
*   Babcock & Wilcox Enterprises, Inc................  9,195     141,235
    Barnes Group, Inc................................ 10,487     397,772
*   Beacon Roofing Supply, Inc.......................  3,910     183,848
#*  BMC Stock Holdings, Inc.......................... 11,092     225,722
    Brady Corp. Class A..............................  7,700     247,478
#   Briggs & Stratton Corp...........................  7,571     172,089
*   CAI International, Inc...........................  2,631      22,574
    Carlisle Cos., Inc...............................    677      69,927
*   CBIZ, Inc........................................  9,924     107,278
    CDI Corp.........................................  4,466      28,225
    CECO Environmental Corp..........................  3,409      31,533

                                     1785

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                      SHARES  VALUE+
                                                      ------ --------
Industrials -- (Continued)
    Celadon Group, Inc...............................  3,326 $ 27,473
*   Chart Industries, Inc............................  5,515  165,560
    CIRCOR International, Inc........................  3,160  179,930
*   Civeo Corp.......................................  6,350    8,700
#*  Clean Harbors, Inc...............................  9,686  498,054
*   Colfax Corp...................................... 24,789  727,805
    Columbus McKinnon Corp...........................  3,608   59,857
*   Commercial Vehicle Group, Inc....................  3,560   14,738
    CompX International, Inc.........................    200    2,380
*   Continental Building Products, Inc...............  5,980  140,231
    Copa Holdings SA Class A.........................  5,418  363,006
#   Covanta Holding Corp............................. 25,892  414,790
*   Covenant Transportation Group, Inc. Class A......  2,210   49,791
*   CPI Aerostructures, Inc..........................    800    5,280
*   CRA International, Inc...........................  1,273   35,160
*   CSW Industrials, Inc.............................    574   19,476
    Cubic Corp.......................................  4,986  203,628
    Curtiss-Wright Corp..............................  2,343  208,504
#*  DigitalGlobe, Inc................................ 12,138  327,240
#   Douglas Dynamics, Inc............................  4,180  112,024
*   Ducommun, Inc....................................  2,336   45,178
*   DXP Enterprises, Inc.............................    585    9,734
#*  Dycom Industries, Inc............................  1,864  175,309
    Dynamic Materials Corp...........................  1,500   15,360
    Eastern Co. (The)................................    510    8,991
#*  Echo Global Logistics, Inc.......................  5,758  142,568
    Ecology and Environment, Inc. Class A............    210    2,096
    Encore Wire Corp.................................  3,696  138,711
    EnerSys..........................................  8,236  513,515
*   Engility Holdings, Inc...........................  5,369  155,916
    Ennis, Inc.......................................  5,015   86,860
    EnPro Industries, Inc............................  1,531   70,043
    ESCO Technologies, Inc...........................  4,533  191,973
    Essendant, Inc...................................  7,167  143,627
*   Esterline Technologies Corp......................  2,005  121,964
    Federal Signal Corp.............................. 18,356  241,381
    Fluor Corp.......................................  1,297   69,415
    Forward Air Corp.................................  5,998  277,587
*   Franklin Covey Co................................  3,400   55,828
    Franklin Electric Co., Inc.......................  3,111  120,458
    FreightCar America, Inc..........................  1,330   19,817
*   FTI Consulting, Inc..............................  8,223  352,273
*   Fuel Tech, Inc...................................  1,990    3,164
    G&K Services, Inc. Class A.......................    537   43,073
#   GATX Corp........................................  8,248  368,933
*   Gencor Industries, Inc...........................    600   10,560
#   General Cable Corp...............................  9,843  144,987
#*  Genesee & Wyoming, Inc. Class A.................. 11,479  743,265
*   Gibraltar Industries, Inc........................  5,999  211,645
*   Global Power Equipment Group, Inc................  1,267    4,929
*   Goldfield Corp. (The)............................  2,600    7,904
*   GP Strategies Corp...............................  1,796   37,644
    Granite Construction, Inc........................  7,574  377,034

                                     1786

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                      SHARES   VALUE+
                                                      ------ ----------
Industrials -- (Continued)
*   Great Lakes Dredge & Dock Corp...................  8,738 $   38,797
#   Greenbrier Cos., Inc. (The)......................  4,175    137,065
#   Griffon Corp..................................... 10,396    178,187
    H&E Equipment Services, Inc......................  6,278    116,896
    Hardinge, Inc....................................  3,769     38,067
*   Hawaiian Holdings, Inc...........................  2,983    135,816
    Heidrick & Struggles International, Inc..........  3,465     67,429
*   Herc Holdings, Inc...............................  1,142     40,370
*   Hertz Global Holdings, Inc.......................  3,428    166,875
*   Hill International, Inc..........................  5,419     22,597
    Houston Wire & Cable Co..........................  4,069     23,600
*   Hub Group, Inc. Class A..........................  6,611    270,654
    Hudson Global, Inc...............................  1,700      3,451
*   Hudson Technologies, Inc.........................  4,957     24,388
    Hurco Cos., Inc..................................  1,730     46,070
*   Huron Consulting Group, Inc......................  4,192    257,682
    Hyster-Yale Materials Handling, Inc..............  2,197    140,147
*   ICF International, Inc...........................  3,572    147,809
*   IES Holdings, Inc................................  1,500     23,325
*   InnerWorkings, Inc...............................  8,814     75,007
    Insteel Industries, Inc..........................  3,260    113,415
#*  Intersections, Inc...............................  2,527      4,397
    ITT, Inc......................................... 16,650    527,971
*   Jacobs Engineering Group, Inc.................... 24,965  1,336,127
*   JetBlue Airways Corp............................. 12,338    226,156
    Joy Global, Inc..................................  9,942    274,697
    Kadant, Inc......................................  1,982    108,891
    Kaman Corp.......................................  5,303    228,877
    KBR, Inc.........................................  3,653     51,215
    Kelly Services, Inc. Class A.....................  6,363    130,251
    Kennametal, Inc..................................  3,282     81,591
*   Key Technology, Inc..............................    987      9,574
*   KEYW Holding Corp. (The).........................  1,744     17,859
    Kimball International, Inc. Class B..............  3,051     34,751
#*  Kirby Corp....................................... 10,957    597,047
#*  KLX, Inc......................................... 10,425    336,727
#   Knight Transportation, Inc....................... 16,198    483,186
    Korn/Ferry International.........................  9,143    210,380
#*  Kratos Defense & Security Solutions, Inc......... 12,683     55,932
*   Lawson Products, Inc.............................  1,607     26,355
#*  Layne Christensen Co.............................  5,272     42,176
    LB Foster Co. Class A............................  1,738     18,214
#*  LMI Aerospace, Inc...............................  2,100     16,338
    LS Starrett Co. (The) Class A....................    489      5,873
    LSI Industries, Inc..............................  5,575     61,102
*   Lydall, Inc......................................  3,051    136,319
    Macquarie Infrastructure Corp.................... 10,306    789,955
*   Manitex International, Inc.......................    195      1,449
    Manitowoc Co., Inc. (The)........................ 22,070    122,930
*   Manitowoc Foodservice, Inc....................... 19,529    358,162
    ManpowerGroup, Inc............................... 13,825    959,455
    Marten Transport, Ltd............................  8,530    184,675
*   MasTec, Inc...................................... 16,494    403,278

                                     1787

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES  VALUE+
                                                          ------ --------
Industrials -- (Continued)
    Matson, Inc..........................................  7,918 $295,896
    Matthews International Corp. Class A.................  6,523  392,098
    McGrath RentCorp.....................................  4,202  133,918
*   Mercury Systems, Inc.................................  7,716  199,999
*   MFRI, Inc............................................  1,500   11,445
    Miller Industries, Inc...............................  2,674   57,384
*   Mistras Group, Inc...................................  5,521  138,356
    Mobile Mini, Inc.....................................  8,725  283,650
*   Moog, Inc. Class A...................................  6,279  345,785
*   MRC Global, Inc...................................... 18,930  250,444
    Mueller Industries, Inc.............................. 11,381  387,409
*   MYR Group, Inc.......................................  3,242   79,980
    National Presto Industries, Inc......................    238   21,311
*   Navigant Consulting, Inc.............................  9,670  190,596
*   NL Industries, Inc................................... 13,210   39,234
    NN, Inc..............................................  4,837   81,600
*   Northwest Pipe Co....................................  2,413   27,267
#*  NOW, Inc............................................. 15,582  285,306
*   On Assignment, Inc...................................  9,772  361,075
    Orbital ATK, Inc.....................................  1,319  114,911
*   Orion Energy Systems, Inc............................  5,713    7,998
*   Orion Marine Group, Inc..............................  3,785   21,385
    Owens Corning........................................  3,537  187,143
#*  PAM Transportation Services, Inc.....................  1,458   29,204
    Park-Ohio Holdings Corp..............................    540   16,081
*   Patriot Transportation Holding, Inc..................    178    3,745
    Powell Industries, Inc...............................  2,176   80,164
    Preformed Line Products Co...........................    707   34,551
#   Primoris Services Corp...............................  8,995  162,360
    Providence and Worcester Railroad Co.................    200    3,184
    Quad/Graphics, Inc...................................  4,483  113,689
    Quanex Building Products Corp........................  6,346  126,857
*   Quanta Services, Inc................................. 29,506  755,354
*   Radiant Logistics, Inc...............................  8,154   25,767
#   Raven Industries, Inc................................  6,313  131,058
    RCM Technologies, Inc................................  4,177   24,060
    Regal Beloit Corp....................................  8,152  497,354
    Resources Connection, Inc............................  6,775  100,948
*   Roadrunner Transportation Systems, Inc...............  4,859   36,783
*   RPX Corp.............................................  7,865   79,201
*   Rush Enterprises, Inc. Class A.......................  5,346  122,851
*   Rush Enterprises, Inc. Class B.......................  1,650   38,495
    Ryder System, Inc.................................... 10,937  720,748
*   Saia, Inc............................................  4,519  130,554
*   SIFCO Industries, Inc................................    659    5,608
    Simpson Manufacturing Co., Inc.......................  9,489  387,151
    SkyWest, Inc.........................................  9,550  274,753
*   SP Plus Corp.........................................  1,675   40,250
*   Sparton Corp.........................................  2,441   50,797
#*  Spirit Airlines, Inc................................. 13,831  591,275
    SPX Corp.............................................  7,272  110,098
*   SPX FLOW, Inc........................................  6,392  174,374
    Steelcase, Inc. Class A.............................. 11,596  168,142

                                     1788

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ -----------
Industrials -- (Continued)
*   Sterling Construction Co., Inc.......................  1,634 $     9,510
    Supreme Industries, Inc. Class A.....................  1,896      31,853
#*  Swift Transportation Co.............................. 16,355     314,834
#*  Team, Inc............................................  3,550      98,016
*   Teledyne Technologies, Inc...........................  6,809     714,945
    Terex Corp........................................... 12,075     291,490
    Tetra Tech, Inc...................................... 11,442     376,785
*   Thermon Group Holdings, Inc..........................  5,791     116,862
    Titan International, Inc.............................  6,460      42,701
#*  Titan Machinery, Inc.................................  2,923      32,767
*   TRC Cos., Inc........................................  3,043      21,362
*   TriMas Corp..........................................  7,784     139,100
#   Trinity Industries, Inc.............................. 27,644     641,617
    Triton International, Ltd............................  4,811      80,777
#   Triumph Group, Inc...................................  9,556     294,611
*   TrueBlue, Inc........................................  7,408     165,421
#*  Tutor Perini Corp....................................  9,417     236,555
    Twin Disc, Inc.......................................    322       3,036
*   Ultralife Corp.......................................    969       4,215
    UniFirst Corp........................................  2,584     302,018
*   United Rentals, Inc.................................. 17,284   1,377,016
    Universal Forest Products, Inc.......................  4,046     437,454
#   US Ecology, Inc......................................  1,246      56,444
*   USA Truck, Inc.......................................  1,857      35,803
    Valmont Industries, Inc..............................  1,566     205,068
*   Vectrus, Inc.........................................  1,531      47,691
#*  Veritiv Corp.........................................    808      34,114
*   Versar, Inc..........................................    700         994
    Viad Corp............................................  3,755     130,749
*   Virco Manufacturing Corp.............................  4,400      19,844
    VSE Corp.............................................    571      36,293
#*  Wabash National Corp................................. 12,439     180,117
*   Waste Connections Inc................................ 14,016   1,043,912
    Watts Water Technologies, Inc. Class A...............  3,468     214,496
#   Werner Enterprises, Inc.............................. 13,699     344,119
*   Wesco Aircraft Holdings, Inc.........................  2,143      27,538
#*  WESCO International, Inc.............................  8,123     452,776
*   Willis Lease Finance Corp............................  2,293      61,911
#*  XPO Logistics, Inc................................... 19,281     571,103
                                                                 -----------
Total Industrials                                                 44,487,186
                                                                 -----------
Information Technology -- (12.2%)
*   Actua Corp...........................................  6,764      67,505
*   Acxiom Corp.......................................... 15,444     354,440
*   ADDvantage Technologies Group, Inc...................  1,399       2,742
    ADTRAN, Inc..........................................  8,867     161,379
*   Advanced Energy Industries, Inc......................    411      16,736
*   Alpha & Omega Semiconductor, Ltd.....................  4,559      65,148
*   Amkor Technology, Inc................................ 37,543     236,145
*   Anixter International, Inc...........................  6,429     393,969
*   ARRIS International P.L.C............................  7,634     207,950
*   Arrow Electronics, Inc............................... 18,681   1,242,100
    AstroNova, Inc.......................................  1,475      23,438

                                     1789

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                              SHARES   VALUE+
                                                              ------ ----------
Information Technology -- (Continued)
            Avnet, Inc....................................... 26,208 $1,077,149
            AVX Corp......................................... 24,864    339,642
*           Aware, Inc.......................................  2,090     10,011
*           Axcelis Technologies, Inc........................  4,777     51,114
*           AXT, Inc.........................................  7,116     26,685
*           Bankrate, Inc.................................... 10,834     86,347
            Bel Fuse, Inc. Class B...........................  2,080     42,619
*           Benchmark Electronics, Inc.......................  9,349    219,141
            Black Box Corp...................................  2,926     39,940
*           Blucora, Inc.....................................  7,771     79,342
(degrees)*  Bogen Corp.......................................  1,000         --
*           BroadVision, Inc.................................  1,325      7,976
            Brocade Communications Systems, Inc.............. 23,106    214,886
            Brooks Automation, Inc........................... 15,210    190,581
*           BSQUARE Corp.....................................    300      1,572
            Cabot Microelectronics Corp......................  4,633    243,788
*           CACI International, Inc. Class A.................  4,903    467,403
*           Calix, Inc.......................................  8,064     62,254
*           Ciber, Inc....................................... 15,529     21,741
*           Cirrus Logic, Inc................................ 11,253    546,783
*           Coherent, Inc....................................  3,557    377,220
            Cohu, Inc........................................  3,881     40,983
#*          CommerceHub, Inc. Series A.......................  2,160     30,459
#*          CommerceHub, Inc. Series C.......................  4,320     60,486
            Communications Systems, Inc......................  2,300     16,882
            Computer Sciences Corp...........................  8,127    388,714
            Computer Task Group, Inc.........................    292      1,434
            Comtech Telecommunications Corp..................  2,813     36,766
#           Convergys Corp................................... 13,532    360,628
*           Cray, Inc........................................  7,976    251,723
*           Cree, Inc........................................ 19,132    547,175
#           CSG Systems International, Inc...................    575     23,149
            CSP, Inc.........................................     66        552
            CTS Corp.........................................  5,770    110,265
*           CyberOptics Corp.................................  1,091     18,842
#           Cypress Semiconductor Corp....................... 51,398    598,273
            Daktronics, Inc..................................  7,457     48,247
*           Datalink Corp....................................  4,830     41,441
*           Demand Media, Inc................................  3,323     19,240
*           DHI Group, Inc................................... 19,403    141,448
*           Digi International, Inc..........................  5,135     57,050
*           Diodes, Inc......................................  8,400    155,484
*           DTS, Inc.........................................  3,365     93,513
            EarthLink Holdings Corp.......................... 13,041     88,418
*           EchoStar Corp. Class A...........................  9,084    353,822
*           Edgewater Technology, Inc........................  3,967     34,434
            Electro Rent Corp................................  7,110    109,992
*           Electro Scientific Industries, Inc...............  6,690     45,291
#*          Electronics for Imaging, Inc.....................  9,242    409,328
*           Emcore Corp......................................  3,590     23,263
#*          EnerNOC, Inc.....................................  3,005     22,477
*           Entegris, Inc.................................... 27,814    475,341
            Epiq Systems, Inc................................  6,563    107,239

                                     1790

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES  VALUE+
                                                          ------ --------
Information Technology -- (Continued)
*   ePlus, Inc...........................................  1,426 $119,941
*   Everi Holdings, Inc..................................  9,908   18,825
*   Everyday Health, Inc.................................  5,055   41,249
*   Exar Corp............................................  8,740   73,241
*   Fabrinet.............................................  7,243  273,496
*   Fairchild Semiconductor International, Inc........... 17,877  352,892
*   FARO Technologies, Inc...............................  2,869  100,071
*   Finisar Corp......................................... 21,161  396,980
#*  First Solar, Inc..................................... 11,563  539,761
*   Flextronics International, Ltd....................... 59,462  753,384
*   FormFactor, Inc...................................... 10,926  102,158
*   Frequency Electronics, Inc...........................  2,659   28,504
*   GigPeak, Inc.........................................  5,283    9,985
#*  GrubHub, Inc.........................................  8,849  335,554
*   GSI Technology, Inc..................................  2,792   13,597
    Hackett Group, Inc. (The)............................  3,060   40,973
#*  Harmonic, Inc........................................ 12,015   39,529
*   Higher One Holdings, Inc.............................  1,295    6,643
*   Hutchinson Technology, Inc...........................  7,181   14,147
    IAC/InterActiveCorp..................................  1,956  113,370
*   II-VI, Inc........................................... 11,542  231,994
*   Imation Corp.........................................  9,733   10,220
    Ingram Micro, Inc. Class A........................... 27,656  946,941
*   Insight Enterprises, Inc.............................  8,734  232,324
*   Internap Corp........................................  5,426   12,046
    Intersil Corp. Class A............................... 26,865  410,497
*   Intevac, Inc.........................................  5,464   31,309
*   IntraLinks Holdings, Inc.............................  9,115   63,440
*   IntriCon Corp........................................    700    3,766
*   InvenSense, Inc......................................  6,012   40,761
*   Itron, Inc...........................................  6,446  275,180
*   Ixia................................................. 12,435  143,002
    IXYS Corp............................................  6,677   73,046
#   Jabil Circuit, Inc................................... 35,916  730,891
*   Kemet Corp...........................................  5,338   18,363
*   Key Tronic Corp......................................  2,718   20,494
*   Kimball Electronics, Inc.............................  3,146   39,703
*   Knowles Corp.........................................  7,794  104,751
*   Kulicke & Soffa Industries, Inc...................... 11,177  140,383
    Lexmark International, Inc. Class A.................. 11,322  415,178
*   Limelight Networks, Inc.............................. 15,365   25,967
*   Liquidity Services, Inc..............................  2,928   23,658
    ManTech International Corp. Class A..................  4,714  186,250
*   Marchex, Inc. Class B................................  5,400   17,118
    Marvell Technology Group, Ltd........................ 60,159  706,868
#*  MaxLinear, Inc. Class A..............................  2,393   52,191
*   MeetMe, Inc..........................................  6,133   39,435
#*  Microsemi Corp.......................................    628   24,492
    MKS Instruments, Inc.................................  9,769  446,248
#*  ModusLink Global Solutions, Inc...................... 11,199   14,335
*   Monster Worldwide, Inc............................... 13,556   34,297
*   Nanometrics, Inc.....................................  3,419   68,517
*   NAPCO Security Technologies, Inc.....................  3,972   28,876

                                     1791

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
Information Technology -- (Continued)
    NCI, Inc. Class A....................................    266 $    3,376
#*  NeoPhotonics Corp....................................  7,718     96,861
*   NETGEAR, Inc.........................................  6,370    327,609
*   Novanta, Inc.........................................  5,213     81,896
#*  Oclaro, Inc..........................................  3,894     22,313
*   ON Semiconductor Corp................................ 83,884    841,357
    Optical Cable Corp...................................  1,600      3,536
*   OSI Systems, Inc.....................................  3,714    220,872
*   PAR Technology Corp..................................  4,662     24,009
    Park Electrochemical Corp............................  3,104     50,285
    PC Connection, Inc...................................  5,294    136,638
    PC-Tel, Inc..........................................  4,282     21,710
*   PCM, Inc.............................................  2,562     42,580
*   PDF Solutions, Inc...................................  4,766     78,639
*   Perficient, Inc......................................  6,440    143,097
*   Photronics, Inc...................................... 13,208    127,589
*   Plexus Corp..........................................  6,469    297,186
*   Polycom, Inc......................................... 22,139    274,302
*   PRGX Global, Inc.....................................  2,300     10,925
*   Progress Software Corp...............................  9,267    269,299
*   QLogic Corp.......................................... 15,183    235,640
*   Qorvo, Inc........................................... 24,854  1,571,518
*   Radisys Corp.........................................  6,105     29,426
#*  Rambus, Inc.......................................... 21,563    291,532
*   RealNetworks, Inc....................................  5,224     22,620
    Reis, Inc............................................    442     11,174
*   RetailMeNot, Inc.....................................  6,938     57,932
#   RF Industries, Ltd...................................    681      1,566
    Richardson Electronics, Ltd..........................  3,224     20,279
*   Rofin-Sinar Technologies, Inc........................  4,507    142,421
*   Rogers Corp..........................................  3,453    236,323
*   Rovi Corp............................................ 15,081    283,674
*   Rubicon Project, Inc. (The)..........................  7,906    111,633
*   Rudolph Technologies, Inc............................  5,177     91,219
*   Sanmina Corp......................................... 14,565    369,077
*   ScanSource, Inc......................................  4,838    198,503
*   Seachange International, Inc.........................  7,472     23,910
*   Semtech Corp.........................................  3,135     79,692
*   ShoreTel, Inc........................................  9,193     67,477
*   Sigma Designs, Inc...................................  7,808     52,314
*   Silicon Laboratories, Inc............................  6,264    333,746
*   SMTC Corp............................................  1,377      2,327
*   Sonus Networks, Inc..................................  9,603     82,778
*   StarTek, Inc.........................................  5,100     21,522
*   SunEdison Semiconductor, Ltd.........................  1,233      7,953
*   Super Micro Computer, Inc............................  9,603    206,945
*   Sykes Enterprises, Inc...............................  8,407    258,011
*   Synchronoss Technologies, Inc........................  8,782    327,920
    SYNNEX Corp..........................................  7,365    740,403
#*  Systemax, Inc........................................  2,377     21,274
#*  Tangoe, Inc..........................................  2,842     22,992
*   Tech Data Corp.......................................  3,284    255,922
*   TechTarget, Inc......................................  4,704     42,900

                                     1792

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Information Technology -- (Continued)
*   Telenav, Inc.........................................   2,378 $    11,842
    Tessco Technologies, Inc.............................   1,784      23,977
*   TiVo, Inc............................................  14,529     153,136
*   Tremor Video, Inc....................................     780       1,568
*   TTM Technologies, Inc................................  18,937     188,423
*   Ultra Clean Holdings, Inc............................   5,760      36,806
*   Ultratech, Inc.......................................   4,690     114,624
#*  Veeco Instruments, Inc...............................   6,235     104,561
*   Viavi Solutions, Inc.................................  45,659     325,549
*   Vicon Industries, Inc................................   1,400       1,176
#   Vishay Intertechnology, Inc..........................  26,862     358,070
#*  Vishay Precision Group, Inc..........................   2,563      33,703
*   Westell Technologies, Inc. Class A...................   6,981       3,840
*   Xcerra Corp..........................................   9,172      55,949
*   XO Group, Inc........................................   2,429      44,281
*   YuMe, Inc............................................   3,410      12,208
*   Zedge, Inc. Class B..................................     647       2,692
*   Zynga, Inc. Class A.................................. 148,269     425,532
                                                                  -----------
Total Information Technology.............................          31,771,585
                                                                  -----------
Materials -- (5.7%)
    A Schulman, Inc......................................   5,440     159,446
#*  A. M. Castle & Co....................................   4,052       5,632
#*  AgroFresh Solutions, Inc.............................   6,340      40,893
#   Albemarle Corp.......................................   4,734     398,461
#   Allegheny Technologies, Inc..........................  15,128     269,430
    American Vanguard Corp...............................   4,900      72,912
    Ampco-Pittsburgh Corp................................   1,688      22,298
    Axiall Corp..........................................   9,765     318,827
*   Boise Cascade Co.....................................   6,970     189,375
    Cabot Corp...........................................   5,434     264,581
    Calgon Carbon Corp...................................   9,329     128,740
    Carpenter Technology Corp............................   9,194     360,865
#*  Century Aluminum Co..................................  13,970     106,032
    Chase Corp...........................................   1,329      80,524
*   Chemtura Corp........................................  12,514     351,518
*   Clearwater Paper Corp................................   3,341     210,182
*   Coeur Mining, Inc....................................  12,671     194,120
    Commercial Metals Co.................................  21,100     348,994
*   Core Molding Technologies, Inc.......................   1,192      18,977
    Domtar Corp..........................................  12,025     473,424
    Ferroglobe P.L.C.....................................  10,579      98,596
    Friedman Industries, Inc.............................   1,905      10,973
    FutureFuel Corp......................................   7,094      81,297
    Gold Resource Corp...................................   4,795      26,948
#   Greif, Inc. Class A..................................   5,028     201,774
#   Greif, Inc. Class B..................................     400      21,188
#   Hawkins, Inc.........................................     556      23,763
    Haynes International, Inc............................   1,714      65,098
    HB Fuller Co.........................................  10,058     468,301
#   Hecla Mining Co......................................  57,163     370,988
    Huntsman Corp........................................  48,105     743,703
    Innophos Holdings, Inc...............................   3,758     161,820

                                     1793

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Materials -- (Continued)
             Innospec, Inc.................................   4,540 $   228,226
             KapStone Paper and Packaging Corp.............  15,385     219,698
             KMG Chemicals, Inc............................   1,201      33,016
*            Kraton Performance Polymers, Inc..............   6,027     180,268
#            Kronos Worldwide, Inc.........................   3,420      19,323
#*           LSB Industries, Inc...........................   3,651      42,279
             Materion Corp.................................   3,954     104,425
             Mercer International, Inc.....................  11,414      90,056
             Minerals Technologies, Inc....................   7,032     458,908
             Olin Corp.....................................  32,836     686,272
             Olympic Steel, Inc............................   1,817      52,075
*            OMNOVA Solutions, Inc.........................   7,319      69,311
             PH Glatfelter Co..............................   8,039     166,086
*            Real Industry, Inc............................   3,223      25,268
             Reliance Steel & Aluminum Co..................  14,689   1,152,205
#*           Resolute Forest Products, Inc.................  12,581      69,447
#            Royal Gold, Inc...............................   6,592     557,288
             Schnitzer Steel Industries, Inc. Class A......   4,428      86,302
             Schweitzer-Mauduit International, Inc.........   5,563     210,337
             Sonoco Products Co............................   5,349     272,425
             Steel Dynamics, Inc...........................  44,309   1,188,367
             Stepan Co.....................................   4,380     281,678
#*           Stillwater Mining Co..........................  23,603     361,126
             SunCoke Energy, Inc...........................  10,585      80,764
             Synalloy Corp.................................     842       6,424
             TimkenSteel Corp..............................   7,349      73,637
*            Trecora Resources.............................   2,250      25,718
             Tredegar Corp.................................   5,833     103,244
             Tronox, Ltd. Class A..........................   8,062      52,322
             United States Lime & Minerals, Inc............     801      50,463
#            United States Steel Corp......................  19,951     548,453
*            Universal Stainless & Alloy Products, Inc.....   1,734      20,270
#            Westlake Chemical Corp........................  13,576     620,966
             Worthington Industries, Inc...................   6,968     308,752
                                                                    -----------
Total Materials............................................          14,735,079
                                                                    -----------
Other -- (0.0%)
(degrees)*   Concord Camera Corp. Escrow Shares............   2,105          --
(degrees)#*  Gerber Scientific, Inc. Escrow Shares.........   6,375          --
(degrees)*   Petrocorp, Inc. Escrow Shares.................   1,700          --
                                                                    -----------
Total Other................................................                  --
                                                                    -----------
Telecommunication Services -- (1.4%)
             ATN International, Inc........................   3,090     227,177
*            Boingo Wireless, Inc..........................   4,503      41,247
#            Consolidated Communications Holdings, Inc.....   9,206     257,308
#            Frontier Communications Corp.................. 239,433   1,245,051
*            General Communication, Inc. Class A...........   7,462     114,840
*            Hawaiian Telcom Holdco, Inc...................     204       4,529
             IDT Corp. Class B.............................   2,896      44,193
#*           Iridium Communications, Inc...................  10,366      93,087
*            Lumos Networks Corp...........................   3,521      41,196

                                     1794

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Telecommunication Services -- (Continued)
*     ORBCOMM, Inc......................................    12,747 $    134,991
      Shenandoah Telecommunications Co..................     8,696      357,232
      Spok Holdings, Inc................................     4,392       81,164
      Telephone & Data Systems, Inc.....................    20,696      651,717
*     United States Cellular Corp.......................     4,345      175,755
      Windstream Holdings, Inc..........................    15,623      145,450
                                                                   ------------
Total Telecommunication Services........................              3,614,937
                                                                   ------------
Utilities -- (0.8%)
*     Calpine Corp......................................    71,250      978,975
      Consolidated Water Co., Ltd.......................     2,550       34,246
#*    Dynegy, Inc.......................................    19,298      291,979
      Genie Energy, Ltd. Class B........................     1,745       11,203
      Ormat Technologies, Inc...........................     9,651      440,472
      UGI Corp..........................................     5,465      247,346
                                                                   ------------
Total Utilities.........................................              2,004,221
                                                                   ------------
TOTAL COMMON STOCKS.....................................            224,118,012
                                                                   ------------
TOTAL INVESTMENT SECURITIES.............................            224,118,012
                                                                   ------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
      State Street Institutional Liquid Reserves,
         0.457%......................................... 1,157,584    1,157,584
                                                                   ------------
SECURITIES LENDING COLLATERAL -- (13.2%)
(S)@  DFA Short Term Investment Fund.................... 2,950,499   34,137,275
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $244,767,001)^^.....           $259,412,871
                                                                   ============

                                     1795

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                    LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                  ------------ ----------- ------- ------------
 Common Stocks
    Consumer Discretionary....... $ 32,576,735          --   --    $ 32,576,735
    Consumer Staples.............    8,689,407          --   --       8,689,407
    Energy.......................   17,617,040          --   --      17,617,040
    Financials...................   56,877,347          --   --      56,877,347
    Health Care..................   11,744,475          --   --      11,744,475
    Industrials..................   44,487,186          --   --      44,487,186
    Information Technology.......   31,771,585          --   --      31,771,585
    Materials....................   14,735,079          --   --      14,735,079
    Other........................           --          --   --              --
    Telecommunication Services...    3,614,937          --   --       3,614,937
    Utilities....................    2,004,221          --   --       2,004,221
 Temporary Cash Investments......    1,157,584          --   --       1,157,584
 Securities Lending Collateral...           -- $34,137,275   --      34,137,275
                                  ------------ -----------   --    ------------
 TOTAL........................... $225,275,596 $34,137,275   --    $259,412,871
                                  ============ ===========   ==    ============

                                     1796

                         VA U.S. LARGE VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                          SHARES    VALUE+
                                                          ------- -----------
COMMON STOCKS -- (94.4%)

Consumer Discretionary -- (11.7%)
#*  AutoNation, Inc......................................   1,231 $    65,674
    Best Buy Co., Inc....................................  23,252     781,267
#   BorgWarner, Inc......................................   6,936     230,136
    Carnival Corp........................................  14,193     663,097
    CBS Corp. Class A....................................     200      11,000
*   Charter Communications, Inc. Class A.................  10,168   2,388,158
    Comcast Corp. Class A................................ 135,846   9,135,644
    DR Horton, Inc.......................................  29,190     959,767
#   Ford Motor Co........................................ 196,191   2,483,778
    Garmin, Ltd..........................................   6,194     336,520
    General Motors Co....................................  71,993   2,270,659
#   Goodyear Tire & Rubber Co. (The).....................  18,679     535,527
#   Harman International Industries, Inc.................     424      35,039
    Hilton Worldwide Holdings, Inc.......................   7,282     168,870
    Johnson Controls, Inc................................   5,528     253,846
#   Kohl's Corp..........................................  15,803     657,247
#   Lennar Corp. Class A.................................  13,724     642,283
#   Lennar Corp. Class B.................................     200       7,508
#*  Liberty Braves Group Class A.........................     214       3,529
*   Liberty Braves Group Class C.........................     690      11,026
*   Liberty Interactive Corp., QVC Group Class A.........  35,873     961,755
*   Liberty Media Group Class A..........................     535      12,145
#*  Liberty Media Group Class C..........................   1,727      38,719
*   Liberty SiriusXM Group Class A.......................   2,140      76,505
*   Liberty SiriusXM Group Class C.......................   6,909     243,542
*   Liberty Ventures Series A............................   6,043     227,882
    Macy's, Inc..........................................  11,491     411,723
*   Madison Square Garden Co. (The) Class A..............     122      22,300
*   MGM Resorts International............................  29,476     706,834
*   Mohawk Industries, Inc...............................   3,196     667,772
    Newell Brands, Inc...................................   2,123     111,373
    News Corp. Class A...................................  10,744     139,350
#   News Corp. Class B...................................   1,165      15,658
    PulteGroup, Inc......................................  27,127     574,550
    PVH Corp.............................................   4,972     502,470
#   Ralph Lauren Corp....................................   1,064     104,368
#   Royal Caribbean Cruises, Ltd.........................  10,475     758,809
    Staples, Inc.........................................  25,870     240,332
    TEGNA, Inc...........................................   8,466     185,405
    Time Warner, Inc.....................................  47,918   3,672,915
*   Toll Brothers, Inc...................................   5,980     167,500
    Whirlpool Corp.......................................   3,450     663,642
                                                                  -----------
Total Consumer Discretionary.............................          32,146,124
                                                                  -----------

Consumer Staples -- (5.2%)
    Archer-Daniels-Midland Co............................  26,634   1,200,661
    Bunge, Ltd...........................................  10,865     715,352
    CVS Health Corp......................................  46,871   4,345,879
    Ingredion, Inc.......................................   1,763     234,902
    JM Smucker Co. (The).................................   9,365   1,443,708
    Kraft Heinz Co. (The)................................   5,142     444,217

                                     1797

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Consumer Staples -- (Continued)
#   Molson Coors Brewing Co. Class B.....................   6,344 $   648,103
    Mondelez International, Inc. Class A.................  49,369   2,171,249
    Pinnacle Foods, Inc..................................   8,438     423,672
*   Post Holdings, Inc...................................   1,300     112,671
*   Seaboard Corp........................................      12      35,160
#   Tyson Foods, Inc. Class A............................  23,525   1,731,440
    Wal-Mart Stores, Inc.................................   9,903     722,622
                                                                  -----------
Total Consumer Staples...................................          14,229,636
                                                                  -----------
Energy -- (13.4%)
    Anadarko Petroleum Corp..............................  17,146     934,971
*   Antero Resources Corp................................   3,928     102,874
    Apache Corp..........................................   5,161     270,952
    Baker Hughes, Inc....................................  14,996     717,259
    Chevron Corp.........................................  68,939   7,064,869
*   Concho Resources, Inc................................   5,578     692,788
    ConocoPhillips.......................................  39,739   1,622,146
#*  Continental Resources, Inc...........................   3,035     133,692
    EOG Resources, Inc...................................  18,054   1,475,012
    Exxon Mobil Corp..................................... 108,566   9,656,946
*   FMC Technologies, Inc................................  10,851     275,398
    Halliburton Co.......................................  10,760     469,782
#   Helmerich & Payne, Inc...............................   8,159     505,613
    Hess Corp............................................  10,966     588,326
    HollyFrontier Corp...................................  10,761     273,545
    Kinder Morgan, Inc...................................  16,462     334,672
    Marathon Oil Corp....................................  39,285     535,847
    Marathon Petroleum Corp..............................  26,741   1,053,328
#   National Oilwell Varco, Inc..........................  19,350     625,972
    Noble Energy, Inc....................................   7,041     251,505
    Occidental Petroleum Corp............................  20,112   1,502,970
    Phillips 66..........................................  25,701   1,954,818
    Pioneer Natural Resources Co.........................   3,900     634,023
    Range Resources Corp.................................   2,471      99,606
    Schlumberger, Ltd....................................  22,912   1,844,874
*   Southwestern Energy Co...............................  11,514     167,874
#   Targa Resources Corp.................................   6,885     256,535
    Tesoro Corp..........................................  10,142     772,313
#   Transocean, Ltd......................................  14,888     163,619
    Valero Energy Corp...................................  31,170   1,629,568
#*  Weatherford International P.L.C......................  43,409     246,563
                                                                  -----------
Total Energy.............................................          36,858,260
                                                                  -----------
Financials -- (19.1%)
    Aflac, Inc...........................................  13,030     941,808
*   Alleghany Corp.......................................     521     283,164
    Allied World Assurance Co. Holdings AG...............   3,241     132,849
    Allstate Corp. (The).................................  15,722   1,074,284
    Ally Financial, Inc..................................  24,800     447,392
    American Financial Group, Inc........................   4,802     351,026
    American International Group, Inc....................  33,331   1,814,540
    Assurant, Inc........................................   3,668     304,481

                                     1798

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
Financials -- (Continued)
    Axis Capital Holdings, Ltd...........................   5,705 $  317,084
    Bank of America Corp................................. 176,842  2,562,441
    Bank of New York Mellon Corp. (The)..................  53,844  2,121,454
    BB&T Corp............................................  25,382    935,834
    Capital One Financial Corp...........................  25,860  1,734,689
    Chubb, Ltd...........................................   3,967    496,906
#   Cincinnati Financial Corp............................   3,619    270,339
    CIT Group, Inc.......................................   4,956    171,279
    Citigroup, Inc....................................... 102,922  4,509,013
    Citizens Financial Group, Inc........................   4,443     99,212
    CME Group, Inc.......................................   8,016    819,556
    CNA Financial Corp...................................   3,404    108,349
    Comerica, Inc........................................   4,464    201,951
*   E*TRADE Financial Corp...............................   3,600     90,288
    Endurance Specialty Holdings, Ltd....................   1,441     97,455
    Everest Re Group, Ltd................................   3,039    574,401
    Fifth Third Bancorp..................................  62,977  1,195,303
#   FNF Group............................................   2,800    105,476
    Goldman Sachs Group, Inc. (The)......................  13,934  2,212,859
    Hartford Financial Services Group, Inc. (The)........  35,713  1,423,163
    Huntington Bancshares, Inc...........................  37,707    358,217
    Invesco, Ltd.........................................   5,000    145,900
    Investors Bancorp, Inc...............................   4,600     52,256
    JPMorgan Chase & Co.................................. 140,136  8,964,500
    KeyCorp..............................................  23,465    274,541
    Legg Mason, Inc......................................   5,988    204,430
    Leucadia National Corp...............................   6,361    116,152
    Lincoln National Corp................................  13,849    604,786
    Loews Corp...........................................  15,312    632,845
#   M&T Bank Corp........................................   3,119    357,313
    MetLife, Inc.........................................  19,163    819,027
    Morgan Stanley.......................................  30,821    885,487
    Nasdaq, Inc..........................................   8,336    589,855
    New York Community Bancorp, Inc......................   5,794     83,723
    Old Republic International Corp......................  12,066    233,839
    PacWest Bancorp......................................   2,823    116,731
#   People's United Financial, Inc.......................   5,909     89,580
    PNC Financial Services Group, Inc. (The).............  15,500  1,281,075
    Principal Financial Group, Inc.......................  24,045  1,121,218
    Prudential Financial, Inc............................  14,143  1,064,827
#   Raymond James Financial, Inc.........................   1,581     86,797
    Regions Financial Corp...............................  62,211    570,475
    Reinsurance Group of America, Inc....................   3,578    355,117
#   RenaissanceRe Holdings, Ltd..........................   2,550    299,676
#*  Santander Consumer USA Holdings, Inc.................   4,806     52,818
    State Street Corp....................................   7,121    468,419
    SunTrust Banks, Inc..................................  16,243    686,917
*   Synchrony Financial..................................   9,340    260,399
    Synovus Financial Corp...............................   1,350     41,094
    Travelers Cos., Inc. (The)...........................  14,243  1,655,321
    Unum Group...........................................  13,454    449,498
    Voya Financial, Inc..................................   6,430    164,801
    Wells Fargo & Co.....................................  67,417  3,233,994

                                     1799

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Financials -- (Continued)
#   WR Berkley Corp......................................   3,665 $   213,266
    XL Group, Ltd........................................  13,379     463,047
#   Zions Bancorporation.................................   8,125     226,525
                                                                  -----------
Total Financials.........................................          52,621,062
                                                                  -----------
Health Care -- (10.8%)
#*  Acadia Healthcare Co., Inc...........................   1,776     100,344
    Aetna, Inc...........................................  21,525   2,479,895
*   Allergan P.L.C.......................................   6,107   1,544,766
*   Amsurg Corp..........................................   1,015      76,135
    Anthem, Inc..........................................  16,612   2,181,820
*   Bio-Rad Laboratories, Inc. Class A...................     301      43,672
*   Boston Scientific Corp...............................  23,494     570,434
*   Centene Corp.........................................   3,205     226,113
    Cigna Corp...........................................   3,559     458,969
    Danaher Corp.........................................   6,018     490,106
*   DaVita HealthCare Partners, Inc......................   4,013     311,168
    DENTSPLY SIRONA, Inc.................................   2,010     128,720
*   Express Scripts Holding Co...........................  31,513   2,397,194
*   Hologic, Inc.........................................   2,863     110,197
    Humana, Inc..........................................   7,894   1,362,110
*   Laboratory Corp. of America Holdings.................   5,105     712,454
*   Mallinckrodt P.L.C...................................   6,179     416,094
*   MEDNAX, Inc..........................................   1,417      97,645
    Medtronic P.L.C......................................  37,367   3,274,470
*   Mylan NV.............................................  11,712     548,004
#   Perrigo Co. P.L.C....................................   1,176     107,475
    Pfizer, Inc.......................................... 224,490   8,281,436
    Quest Diagnostics, Inc...............................  11,480     991,413
#   Teleflex, Inc........................................   1,412     254,598
    Thermo Fisher Scientific, Inc........................  12,872   2,044,588
*   WellCare Health Plans, Inc...........................     791      84,479
    Zimmer Biomet Holdings, Inc..........................   3,628     475,776
                                                                  -----------
Total Health Care........................................          29,770,075
                                                                  -----------
Industrials -- (11.5%)
#*  AECOM................................................   6,819     242,006
#   AGCO Corp............................................   4,620     222,499
    AMERCO...............................................     288     113,907
    Carlisle Cos., Inc...................................   1,896     195,838
#   Caterpillar, Inc.....................................  18,468   1,528,412
    Chicago Bridge & Iron Co. NV.........................   2,787      94,228
    CSX Corp.............................................  59,904   1,697,080
    Cummins, Inc.........................................   3,272     401,703
    Dover Corp...........................................  12,113     865,232
    Eaton Corp. P.L.C....................................  19,873   1,260,147
    FedEx Corp...........................................  10,735   1,737,997
    Fluor Corp...........................................   7,151     382,722
*   Fortive Corp.........................................   2,068      99,698
    General Electric Co.................................. 122,185   3,804,841
*   Herc Holdings, Inc...................................       1          47
*   Hertz Global Holdings, Inc...........................   4,733     230,402

                                     1800

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Industrials -- (Continued)
    Ingersoll-Rand P.L.C.................................   6,657 $   441,093
*   Jacobs Engineering Group, Inc........................   5,998     321,013
*   JetBlue Airways Corp.................................  30,632     561,485
    Kansas City Southern.................................   7,931     762,248
    L-3 Communications Holdings, Inc.....................   4,691     711,296
    ManpowerGroup, Inc...................................   4,095     284,193
    Norfolk Southern Corp................................  17,791   1,597,276
    Northrop Grumman Corp................................   6,143   1,330,758
    Owens Corning........................................   8,954     473,756
    PACCAR, Inc..........................................  10,440     615,647
#   Pentair P.L.C........................................  11,548     736,993
    Republic Services, Inc...............................  24,415   1,251,513
    Southwest Airlines Co................................  43,565   1,612,341
    Stanley Black & Decker, Inc..........................  13,721   1,669,846
    Textron, Inc.........................................  18,568     724,152
    Union Pacific Corp...................................  43,891   4,084,058
*   United Continental Holdings, Inc.....................   9,373     439,500
*   United Rentals, Inc..................................   5,691     453,402
*   Waste Connections, Inc...............................   8,500     633,080
                                                                  -----------
Total Industrials........................................          31,580,409
                                                                  -----------
Information Technology -- (12.7%)
    Amdocs, Ltd..........................................   1,765     103,005
*   ARRIS International P.L.C............................   1,064      28,983
*   Arrow Electronics, Inc...............................   8,344     554,793
    Avnet, Inc...........................................  12,553     515,928
    Brocade Communications Systems, Inc..................  16,952     157,654
    CA, Inc..............................................  35,939   1,245,286
    Cisco Systems, Inc................................... 200,613   6,124,715
#*  CommerceHub, Inc. Series A...........................     604       8,521
#*  CommerceHub, Inc. Series C...........................   1,209      16,920
    Computer Sciences Corp...............................   3,590     171,710
#   Corning, Inc.........................................  38,052     845,515
*   EchoStar Corp. Class A...............................   2,788     108,593
    EMC Corp.............................................  59,307   1,677,202
    Fidelity National Information Services, Inc..........  17,792   1,414,998
#*  First Solar, Inc.....................................   3,424     159,832
*   Flextronics International, Ltd.......................   9,665     122,456
    Hewlett Packard Enterprise Co........................ 106,724   2,243,338
    HP, Inc.............................................. 106,724   1,495,203
    IAC/InterActiveCorp..................................   3,001     173,938
    Ingram Micro, Inc. Class A...........................   7,945     272,037
    Intel Corp........................................... 244,252   8,514,625
    Jabil Circuit, Inc...................................   4,670      95,035
    Juniper Networks, Inc................................  10,755     244,031
    Lam Research Corp....................................  12,760   1,145,465
    Marvell Technology Group, Ltd........................  12,733     149,613
*   Micron Technology, Inc...............................  52,377     719,660
#   NetApp, Inc..........................................  10,287     271,062
#   NVIDIA Corp..........................................  22,756   1,299,368
*   Qorvo, Inc...........................................   2,900     183,367
    QUALCOMM, Inc........................................  32,794   2,052,249
    Symantec Corp........................................  16,045     327,799

                                     1801

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
Information Technology -- (Continued)
*   Synopsys, Inc........................................     628 $    34,012
    TE Connectivity, Ltd.................................  12,377     746,086
#   Western Digital Corp.................................   8,975     426,402
    Xerox Corp...........................................  82,366     848,370
*   Yahoo!, Inc..........................................  14,597     557,459
                                                                  -----------
Total Information Technology.............................          35,055,230
                                                                  -----------
Materials -- (4.6%)
    Albemarle Corp.......................................   7,608     640,365
#   Alcoa, Inc...........................................  71,632     760,732
    Ashland, Inc.........................................   4,482     507,542
    Ball Corp............................................     551      38,939
    CF Industries Holdings, Inc..........................   5,867     144,798
    Dow Chemical Co. (The)...............................   7,551     405,262
    Eastman Chemical Co..................................  10,920     712,312
    Freeport-McMoRan, Inc................................  97,397   1,262,265
*   Ingevity Corp........................................   1,533      58,668
    International Paper Co...............................  32,754   1,500,461
    Martin Marietta Materials, Inc.......................   1,302     263,850
#   Mosaic Co. (The).....................................  24,547     662,769
    Newmont Mining Corp..................................  44,779   1,970,276
    Nucor Corp...........................................  29,474   1,580,985
    Reliance Steel & Aluminum Co.........................   5,582     437,852
    Steel Dynamics, Inc..................................  10,979     294,457
    Vulcan Materials Co..................................   6,402     793,720
    Westlake Chemical Corp...............................   3,502     160,181
    WestRock Co..........................................  11,892     510,286
                                                                  -----------
Total Materials..........................................          12,705,720
                                                                  -----------
Telecommunication Services -- (5.0%)
    AT&T, Inc............................................ 242,848  10,512,890
#   CenturyLink, Inc.....................................  51,515   1,619,632
    Frontier Communications Corp.........................  62,403     324,496
*   Level 3 Communications, Inc..........................  10,765     544,709
#*  Sprint Corp..........................................  33,154     203,565
*   T-Mobile US, Inc.....................................  11,931     552,882
                                                                  -----------
Total Telecommunication Services.........................          13,758,174
                                                                  -----------
Utilities -- (0.4%)
*   Calpine Corp.........................................  19,916     273,646
    NRG Energy, Inc......................................  20,677     286,170

                                     1802

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Utilities -- (Continued)
      UGI Corp..........................................    11,768 $    532,619
                                                                   ------------
Total Utilities.........................................              1,092,435
                                                                   ------------
TOTAL COMMON STOCKS.....................................            259,817,125
                                                                   ------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
      State Street Institutional Liquid Reserves,
         0.457%......................................... 1,046,278    1,046,278
                                                                   ------------
SECURITIES LENDING COLLATERAL -- (5.2%)
(S)@  DFA Short Term Investment Fund.................... 1,244,232   14,395,763
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $218,785,350)^^.....           $275,259,166
                                                                   ============

                                     1803

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                    LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                  ------------ ----------- ------- ------------
Common Stocks
   Consumer Discretionary........ $ 32,146,124          --   --    $ 32,146,124
   Consumer Staples..............   14,229,636          --   --      14,229,636
   Energy........................   36,858,260          --   --      36,858,260
   Financials....................   52,621,062          --   --      52,621,062
   Health Care...................   29,770,075          --   --      29,770,075
   Industrials...................   31,580,409          --   --      31,580,409
   Information Technology........   35,055,230          --   --      35,055,230
   Materials.....................   12,705,720          --   --      12,705,720
   Telecommunication
      Services...................   13,758,174          --   --      13,758,174
   Utilities.....................    1,092,435          --   --       1,092,435
Temporary Cash Investments.......    1,046,278          --   --       1,046,278
Securities Lending
   Collateral....................           -- $14,395,763   --      14,395,763
                                  ------------ -----------   --    ------------
TOTAL............................ $260,863,403 $14,395,763   --    $275,259,166
                                  ============ ===========   ==    ============

                                     1804

                       VA INTERNATIONAL VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                          SHARES    VALUE++
                                                          ------- -----------
COMMON STOCKS -- (93.7%)

AUSTRALIA -- (6.2%)
    Aurizon Holdings, Ltd................................  85,734 $   339,264
    Australia & New Zealand Banking Group, Ltd...........  85,804   1,688,147
    Bank of Queensland, Ltd..............................  10,621      85,445
    Bendigo & Adelaide Bank, Ltd.........................  23,787     183,802
    BHP Billiton, Ltd.................................... 153,680   2,277,872
    BHP Billiton, Ltd. Sponsored ADR.....................   1,200      35,628
    BlueScope Steel, Ltd.................................   3,182      20,528
    Boral, Ltd...........................................  40,762     213,168
#   Fortescue Metals Group, Ltd.......................... 214,276     730,816
    Incitec Pivot, Ltd...................................  50,399     110,348
    Macquarie Group, Ltd.................................   2,571     145,554
    National Australia Bank, Ltd.........................   3,464      70,029
*   Newcrest Mining, Ltd.................................  60,155   1,171,612
    Oil Search, Ltd......................................   8,205      44,962
#   Orica, Ltd...........................................  12,473     134,669
    Origin Energy, Ltd...................................  40,331     170,063
    QBE Insurance Group, Ltd.............................  46,090     384,693
    Rio Tinto, Ltd.......................................  13,060     498,386
    Santos, Ltd..........................................  76,960     263,086
*   South32, Ltd.........................................  60,870      85,832
*   South32, Ltd. ADR....................................     480       3,324
    Star Entertainment Grp, Ltd. (The)...................  17,525      79,156
    Suncorp Group, Ltd...................................  59,251     604,877
    Tatts Group, Ltd.....................................  19,169      60,161
    Treasury Wine Estates, Ltd...........................  21,869     160,636
    Wesfarmers, Ltd......................................  11,161     365,017
    Woodside Petroleum, Ltd..............................  52,384   1,070,069
                                                                  -----------
TOTAL AUSTRALIA..........................................          10,997,144
                                                                  -----------
BELGIUM -- (1.1%)
    Ageas................................................   7,291     245,107
    Colruyt SA...........................................   2,510     140,012
*   KBC Group NV.........................................   8,375     435,345
    Proximus SADP........................................   5,988     186,920
    Solvay SA............................................   4,955     514,356
    UCB SA...............................................   2,106     164,782
#   Umicore SA...........................................   5,531     320,022
                                                                  -----------
TOTAL BELGIUM............................................           2,006,544
                                                                  -----------
CANADA -- (8.0%)
#   AltaGas, Ltd.........................................   2,579      65,697
    Bank of Montreal.....................................  29,618   1,899,106
    Barrick Gold Corp....................................   4,914     107,420
*   BlackBerry, Ltd......................................  24,808     188,541
    Cameco Corp..........................................  21,467     205,225
    Canadian Natural Resources, Ltd.(136385101)..........  50,182   1,517,002
    Canadian Natural Resources, Ltd.(2171573)............   2,781      84,219
    Cenovus Energy, Inc..................................  36,533     522,422
    Crescent Point Energy Corp.(22576C101)...............  15,573     227,833
    Crescent Point Energy Corp.(B67C8W8).................  22,411     327,673
    E-L Financial Corp., Ltd.............................     100      51,698

                                     1805

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------ -----------
CANADA -- (Continued)
    Eldorado Gold Corp................................... 15,995 $    65,420
    Empire Co., Ltd. Class A............................. 16,101     256,501
#   Enbridge Income Fund Holdings, Inc...................  2,100      52,273
    Encana Corp.......................................... 43,240     348,082
    Fairfax Financial Holdings, Ltd......................    651     349,027
    Finning International, Inc........................... 12,465     202,014
#   First Quantum Minerals, Ltd.......................... 28,330     244,970
#   Genworth MI Canada, Inc..............................  2,485      66,367
    Goldcorp, Inc.(380956409)............................ 31,988     571,945
    Goldcorp, Inc.(2676302)..............................  4,000      71,474
    Hudson's Bay Co......................................  2,100      26,394
    Husky Energy, Inc.................................... 19,761     232,475
    Imperial Oil, Ltd....................................  3,682     113,001
    Industrial Alliance Insurance & Financial Services,
      Inc................................................  6,574     213,989
*   Kinross Gold Corp.................................... 70,884     366,459
*   Lundin Mining Corp................................... 15,090      63,104
    Manulife Financial Corp.(56501R106).................. 34,727     473,329
    Manulife Financial Corp.(2492519).................... 36,620     499,242
    Maple Leaf Foods, Inc................................  2,967      67,537
    National Bank of Canada..............................  3,700     126,701
    PrairieSky Royalty, Ltd..............................  1,205      23,451
    Silver Wheaton Corp..................................  8,589     239,375
    Sun Life Financial, Inc.(2566124)....................  9,704     319,738
    Sun Life Financial, Inc.(866796105).................. 11,891     392,165
#   Suncor Energy, Inc.(867224107)....................... 34,074     916,931
    Suncor Energy, Inc.(B3NB1P2)......................... 55,331   1,489,166
    Teck Resources, Ltd. Class B(878742204).............. 13,429     213,924
    Teck Resources, Ltd. Class B(2879327)................ 14,790     235,729
*   Tourmaline Oil Corp.................................. 10,473     268,312
*   Turquoise Hill Resources, Ltd........................ 38,520     137,187
    WSP Global, Inc......................................  3,103      93,020
    Yamana Gold, Inc..................................... 39,300     224,847
                                                                 -----------
TOTAL CANADA.............................................         14,160,985
                                                                 -----------
DENMARK -- (1.7%)
    AP Moeller - Maersk A.S. Class A.....................    131     171,280
    AP Moeller - Maersk A.S. Class B.....................    250     339,627
    Carlsberg A.S. Class B...............................  4,033     400,530
    Danske Bank A.S...................................... 13,454     365,883
    DSV A.S.............................................. 10,148     451,875
*   H Lundbeck A.S.......................................  1,633      66,381
    ISS A.S..............................................  7,116     274,474
    Tryg A.S.............................................  1,726      32,175
    Vestas Wind Systems A.S.............................. 12,965     906,394
*   William Demant Holding A.S...........................  3,090      63,098
                                                                 -----------
TOTAL DENMARK............................................          3,071,717
                                                                 -----------
FINLAND -- (0.7%)
    Fortum Oyj........................................... 14,634     243,101
    Neste Oyj............................................  2,951     111,989
    Stora Enso Oyj Class R............................... 36,977     335,917

                                     1806

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
FINLAND -- (Continued)
    UPM-Kymmene Oyj......................................  30,093 $   620,592
                                                                  -----------
TOTAL FINLAND............................................           1,311,599
                                                                  -----------
FRANCE -- (8.5%)
    AXA SA...............................................  48,906     995,352
    BNP Paribas SA.......................................  18,138     899,722
    Bollore SA...........................................  24,448      88,518
    Bouygues SA..........................................  12,585     372,804
#   Casino Guichard Perrachon SA.........................   4,118     223,190
    Cie de Saint-Gobain..................................  30,917   1,312,495
    Cie Generale des Etablissements Michelin.............   2,923     298,753
    CNP Assurances.......................................  13,293     203,095
    Credit Agricole SA...................................  16,841     149,183
    Electricite de France SA.............................   7,469      97,763
    Engie SA.............................................  70,881   1,166,670
    Natixis SA...........................................  41,903     172,788
    Orange SA............................................  87,183   1,338,001
*   Peugeot SA...........................................  35,073     529,740
    Renault SA...........................................  12,571   1,099,134
    SCOR SE..............................................   7,737     226,026
    Societe Generale SA..................................  30,614   1,043,745
    STMicroelectronics NV................................  40,674     297,424
    Technip SA...........................................   1,038      58,198
    Total SA.............................................  76,022   3,656,189
    Vivendi SA...........................................  27,286     535,780
                                                                  -----------
TOTAL FRANCE.............................................          14,764,570
                                                                  -----------
GERMANY -- (7.3%)
    Allianz SE...........................................  12,806   1,834,904
    Allianz SE Sponsored ADR.............................  37,493     535,400
    Bayerische Motoren Werke AG..........................  17,255   1,486,761
    Commerzbank AG.......................................  25,181     166,216
    Daimler AG...........................................  43,212   2,937,728
*   Deutsche Bank AG(5750355)............................  11,239     151,146
*   Deutsche Bank AG(D18190898)..........................  17,969     241,503
    Deutsche Lufthansa AG................................  17,230     204,807
    E.ON SE.............................................. 158,048   1,695,044
    Fraport AG Frankfurt Airport Services Worldwide......   2,342     128,086
    Hannover Rueck SE....................................   1,277     130,617
    HeidelbergCement AG..................................   6,512     551,637
    Linde AG.............................................   2,832     407,000
    Metro AG.............................................  10,827     348,341
    Muenchener Rueckversicherungs-Gesellschaft AG........   2,898     483,302
    Osram Licht AG.......................................     390      20,291
*   RWE AG...............................................  60,150   1,069,896
*   Talanx AG............................................   3,757     112,998
    Telefonica Deutschland Holding AG....................  21,792      88,978

                                     1807

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
GERMANY -- (Continued)
    Volkswagen AG........................................   1,851 $   273,713
                                                                  -----------
TOTAL GERMANY............................................          12,868,368
                                                                  -----------
HONG KONG -- (2.8%)
#   Bank of East Asia, Ltd. (The)........................  18,154      75,153
    Cathay Pacific Airways, Ltd..........................  75,000     121,973
    CK Hutchison Holdings, Ltd...........................  83,512     978,838
#   FIH Mobile, Ltd...................................... 138,000      47,029
    Guoco Group, Ltd.....................................   1,000      11,385
    Hang Lung Group, Ltd.................................  48,000     155,536
    Hang Lung Properties, Ltd............................  80,000     173,375
    Henderson Land Development Co., Ltd..................  10,000      59,692
    Hongkong & Shanghai Hotels, Ltd. (The)...............  10,552      11,295
    Hopewell Holdings, Ltd...............................   3,500      11,593
    Kerry Properties, Ltd................................  26,500      72,674
#   MTR Corp., Ltd.......................................  53,554     303,305
    New World Development Co., Ltd....................... 432,194     503,677
    NWS Holdings, Ltd....................................  62,569     102,603
    Shangri-La Asia, Ltd.................................  76,000      81,770
    Sino Land Co., Ltd...................................  95,388     170,674
    Sun Hung Kai Properties, Ltd.........................  63,362     909,147
    Swire Pacific, Ltd. Class A..........................  31,500     377,492
    Swire Pacific, Ltd. Class B..........................  47,500      98,791
    Wharf Holdings, Ltd. (The)...........................  52,635     363,760
    Wheelock & Co., Ltd..................................  53,000     284,207
    Yue Yuen Industrial Holdings, Ltd....................  15,000      60,952
                                                                  -----------
TOTAL HONG KONG..........................................           4,974,921
                                                                  -----------
IRELAND -- (0.3%)
*   Bank of Ireland...................................... 725,026     149,906
#   CRH P.L.C. Sponsored ADR.............................  12,258     377,056
                                                                  -----------
TOTAL IRELAND............................................             526,962
                                                                  -----------
ISRAEL -- (0.6%)
    Azrieli Group, Ltd...................................     306      13,466
    Bank Hapoalim BM.....................................  64,982     331,254
*   Bank Leumi Le-Israel BM..............................  67,621     243,662
    Israel Chemicals, Ltd................................  17,041      68,633
    Mizrahi Tefahot Bank, Ltd............................   9,872     119,919
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR...   3,769     201,642
                                                                  -----------
TOTAL ISRAEL.............................................             978,576
                                                                  -----------
ITALY -- (0.9%)
    Eni SpA..............................................  40,303     618,249
    Intesa Sanpaolo SpA..................................  97,944     216,129
    Mediobanca SpA.......................................  19,600     137,413
*   Telecom Italia SpA Sponsored ADR.....................  18,000     152,820
#   UniCredit SpA........................................ 190,226     466,677
                                                                  -----------
TOTAL ITALY..............................................           1,591,288
                                                                  -----------
JAPAN -- (20.9%)
    Aeon Co., Ltd........................................  43,800     629,370

                                     1808

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
JAPAN -- (Continued)
    Aisin Seiki Co., Ltd.................................   9,200 $  420,409
    Amada Holdings Co., Ltd..............................   8,800     95,904
    Aoyama Trading Co., Ltd..............................   1,900     69,968
    Asahi Glass Co., Ltd.................................  69,000    396,388
    Asahi Kasei Corp.....................................  82,000    619,798
    Bank of Kyoto, Ltd. (The)............................   8,000     53,853
    Brother Industries, Ltd..............................  17,400    197,734
    Calsonic Kansei Corp.................................   2,000     15,386
    Canon Marketing Japan, Inc...........................   2,000     34,370
    Chiba Bank, Ltd. (The)...............................  22,000    105,159
    Chugoku Bank, Ltd. (The).............................   4,700     52,943
    Citizen Holdings Co., Ltd............................  11,700     62,671
    Coca-Cola East Japan Co., Ltd........................   2,800     54,033
    Coca-Cola West Co., Ltd..............................   2,800     77,368
    COMSYS Holdings Corp.................................   4,600     76,512
*   Concordia Financial Group, Ltd.......................  46,000    195,529
    Credit Saison Co., Ltd...............................   3,500     58,283
    Dai Nippon Printing Co., Ltd.........................  13,000    145,140
    Dai-ichi Life Insurance Co., Ltd. (The)..............  27,500    355,314
    Daido Steel Co., Ltd.................................   3,000     12,175
    Daihatsu Motor Co., Ltd..............................   9,500    142,678
    Daiwa Securities Group, Inc..........................  41,000    230,108
    Denka Co., Ltd.......................................  27,000    117,087
    Denso Corp...........................................   4,400    170,366
    DIC Corp.............................................   4,700    110,900
    Ebara Corp...........................................  55,000    299,112
    Fuji Electric Co., Ltd...............................  18,000     79,445
    Fuji Media Holdings, Inc.............................   1,800     21,462
    FUJIFILM Holdings Corp...............................  11,700    419,778
    Fujitsu, Ltd......................................... 108,000    448,360
    Fukuoka Financial Group, Inc.........................  22,000     84,054
    Glory, Ltd...........................................   1,200     33,301
    Gunma Bank, Ltd. (The)...............................  12,000     48,382
    H2O Retailing Corp...................................   4,100     53,846
    Hachijuni Bank, Ltd. (The)...........................  15,000     70,174
    Hankyu Hanshin Holdings, Inc.........................   6,600    245,542
    Heiwa Corp...........................................   2,300     47,253
    Hitachi Capital Corp.................................   6,500    118,702
    Hitachi Chemical Co., Ltd............................   4,000     83,434
    Hitachi Construction Machinery Co., Ltd..............   7,000    113,843
    Hitachi High-Technologies Corp.......................   2,200     74,849
    Hitachi Metals, Ltd..................................  12,800    142,307
    Hitachi Transport System, Ltd........................     900     17,544
    Hitachi, Ltd......................................... 190,000    868,133
    Hokuhoku Financial Group, Inc........................  46,000     59,035
    Honda Motor Co., Ltd.................................  65,100  1,763,416
    Ibiden Co., Ltd......................................   5,300     67,659
    IHI Corp.............................................  10,000     27,825
    Iida Group Holdings Co., Ltd.........................   5,800    114,827
    Inpex Corp...........................................  38,700    307,658
    Isetan Mitsukoshi Holdings, Ltd......................   8,500     83,521
    ITOCHU Corp..........................................  54,600    619,047
    Iyo Bank, Ltd. (The).................................   7,000     45,115

                                     1809

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
JAPAN -- (Continued)
    J Front Retailing Co., Ltd...........................  13,000 $  150,011
    JFE Holdings, Inc....................................  32,800    427,480
    JGC Corp.............................................   7,400    108,334
    Joyo Bank, Ltd. (The)................................  12,000     46,891
    JSR Corp.............................................  12,100    165,274
    JTEKT Corp...........................................  13,000    181,583
    JX Holdings, Inc.....................................  54,027    204,701
    K's Holdings Corp....................................   1,400     25,877
    Kamigumi Co., Ltd....................................   8,000     71,994
    Kaneka Corp..........................................  36,000    271,116
    Kawasaki Heavy Industries, Ltd.......................   2,000      5,884
#   Kawasaki Kisen Kaisha, Ltd...........................  29,000     71,183
    Kinden Corp..........................................   2,000     24,140
    Kobe Steel, Ltd...................................... 152,000    131,538
#   Komatsu, Ltd.........................................  35,400    687,884
    Konica Minolta, Inc..................................  27,100    217,792
    Kuraray Co., Ltd.....................................  20,900    263,592
    Kyocera Corp.........................................   3,800    180,028
    Kyushu Financial Group, Inc..........................   5,550     30,662
    LIXIL Group Corp.....................................  11,800    219,467
    Marubeni Corp........................................  89,400    415,627
    Mazda Motor Corp.....................................  34,700    507,488
    Medipal Holdings Corp................................   5,200     85,094
    Mitsubishi Chemical Holdings Corp....................  92,900    501,799
    Mitsubishi Corp......................................  18,700    321,727
    Mitsubishi Gas Chemical Co., Inc.....................  23,000    131,036
    Mitsubishi Heavy Industries, Ltd..................... 123,000    522,873
#   Mitsubishi Logistics Corp............................   2,000     27,847
    Mitsubishi Materials Corp............................  64,000    168,188
    Mitsubishi Motors Corp...............................  27,700    129,124
    Mitsubishi UFJ Financial Group, Inc.................. 349,700  1,767,917
    Mitsubishi UFJ Lease & Finance Co., Ltd..............  27,100    109,040
    Mitsui & Co., Ltd....................................  17,200    201,513
    Mitsui Chemicals, Inc................................  49,000    207,261
    Mitsui OSK Lines, Ltd................................  58,000    123,528
    Mizuho Financial Group, Inc.......................... 832,700  1,335,922
    MS&AD Insurance Group Holdings, Inc..................  12,650    364,468
    NEC Corp............................................. 183,000    499,748
#   NGK Spark Plug Co., Ltd..............................   7,700    125,662
    NHK Spring Co., Ltd..................................   8,700     76,033
#   Nikon Corp...........................................  12,600    178,048
    Nippo Corp...........................................   2,000     36,766
    Nippon Electric Glass Co., Ltd.......................  14,000     63,556
    Nippon Express Co., Ltd..............................  56,000    282,488
#   Nippon Paper Industries Co., Ltd.....................   4,900     89,155
    Nippon Shokubai Co., Ltd.............................   2,200    138,368
    Nippon Steel & Sumitomo Metal Corp...................  28,218    530,486
    Nippon Yusen K.K..................................... 101,000    178,744
    Nissan Motor Co., Ltd................................ 107,100  1,037,635
    Nisshinbo Holdings, Inc..............................   3,000     27,920
    NOK Corp.............................................   5,200     98,877
    Nomura Holdings, Inc................................. 110,400    496,928
    Nomura Real Estate Holdings, Inc.....................   6,300    108,651

                                     1810

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
JAPAN -- (Continued)
    NSK, Ltd.............................................  16,400 $   137,948
    Obayashi Corp........................................   9,000      98,431
    Oji Holdings Corp....................................  46,000     191,836
    ORIX Corp............................................  47,000     659,578
    Resona Holdings, Inc................................. 117,600     469,081
    Ricoh Co., Ltd.......................................  48,900     431,889
    Rohm Co., Ltd........................................   2,400     102,123
    Sankyo Co., Ltd......................................   1,800      65,537
    SBI Holdings, Inc....................................  13,280     143,812
    Sega Sammy Holdings, Inc.............................   1,100      12,045
    Seino Holdings Co., Ltd..............................   5,000      50,919
    Sekisui House, Ltd...................................  29,200     486,509
    Shinsei Bank, Ltd....................................  55,000      82,509
    Shizuoka Bank, Ltd. (The)............................  13,000      96,471
    Sojitz Corp..........................................  34,370      82,811
    Sompo Japan Nipponkoa Holdings, Inc..................  12,997     419,794
    Sony Corp............................................   4,700     154,286
    Sumitomo Chemical Co., Ltd...........................  98,000     433,745
    Sumitomo Corp........................................  14,200     148,946
    Sumitomo Electric Industries, Ltd....................  46,600     642,003
    Sumitomo Forestry Co., Ltd...........................   6,300      88,732
    Sumitomo Heavy Industries, Ltd.......................  33,000     156,567
    Sumitomo Metal Mining Co., Ltd.......................  18,000     216,358
    Sumitomo Mitsui Financial Group, Inc.................  51,500   1,632,515
    Sumitomo Mitsui Trust Holdings, Inc..................  90,030     299,189
#   Sumitomo Rubber Industries, Ltd......................  11,000     155,262
    Suzuken Co., Ltd.....................................     700      22,326
    T&D Holdings, Inc....................................  36,900     376,306
    Taiheiyo Cement Corp.................................  80,000     228,635
    Takashimaya Co., Ltd.................................  22,000     166,681
    TDK Corp.............................................   7,700     472,443
    Teijin, Ltd..........................................  59,000     221,907
    THK Co., Ltd.........................................   5,000      98,788
    Tokai Rika Co., Ltd..................................   2,300      43,654
    Tokio Marine Holdings, Inc...........................  10,900     421,909
    Toppan Printing Co., Ltd.............................  14,000     123,480
    Tosoh Corp...........................................  31,000     157,288
    Toyo Seikan Group Holdings, Ltd......................   5,100      99,360
    Toyoda Gosei Co., Ltd................................   6,400     139,027
    Toyota Industries Corp...............................   3,100     139,145
#   Toyota Motor Corp....................................  15,700     879,746
    Toyota Tsusho Corp...................................  14,000     309,092
    Ube Industries, Ltd..................................  42,000      73,225
    UNY Group Holdings Co., Ltd..........................   5,300      42,908
    Yamada Denki Co., Ltd................................  29,100     153,446
    Yamaguchi Financial Group, Inc.......................   6,000      59,254
    Yokohama Rubber Co., Ltd. (The)......................   3,000      40,291
                                                                  -----------
TOTAL JAPAN..............................................          36,959,825
                                                                  -----------
NETHERLANDS -- (3.1%)
    Aegon NV.............................................  46,736     189,231
*   ArcelorMittal(B03XPL1)...............................  35,581     230,490
*   ArcelorMittal(B295F26)...............................  52,913     344,993

                                     1811

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
NETHERLANDS -- (Continued)
    Boskalis Westminster.................................   3,998 $  146,939
    Gemalto NV...........................................   2,954    194,753
    ING Groep NV......................................... 103,758  1,160,015
    ING Groep NV Sponsored ADR...........................  18,092    202,811
    Koninklijke Ahold Delhaize NV........................  30,885    737,342
    Koninklijke DSM NV...................................  13,236    847,156
    Koninklijke KPN NV...................................  50,188    165,073
    Koninklijke Philips NV(5986622)......................  20,674    549,861
    Koninklijke Philips NV(500472303)....................  32,407    860,730
    NN Group NV..........................................   4,706    126,934
                                                                  ----------
TOTAL NETHERLANDS........................................          5,756,328
                                                                  ----------
NEW ZEALAND -- (0.1%)
    Auckland International Airport, Ltd..................  10,500     55,994
    Fletcher Building, Ltd...............................  21,957    153,697
                                                                  ----------
TOTAL NEW ZEALAND........................................            209,691
                                                                  ----------
NORWAY -- (0.6%)
    DNB ASA..............................................  33,847    373,778
    Norsk Hydro ASA......................................  36,412    156,128
    Statoil ASA..........................................  24,197    384,671
*   Storebrand ASA.......................................  20,270     77,019
*   Subsea 7 SA..........................................   6,603     71,365
    Yara International ASA...............................   2,096     68,332
                                                                  ----------
TOTAL NORWAY.............................................          1,131,293
                                                                  ----------
PORTUGAL -- (0.0%)
*   Banco Espirito Santo SA..............................  40,541         --
    EDP Renovaveis SA....................................   7,795     63,091
                                                                  ----------
TOTAL PORTUGAL...........................................             63,091
                                                                  ----------
SINGAPORE -- (0.9%)
    CapitaLand, Ltd......................................  48,400    114,918
    City Developments, Ltd...............................  15,800    100,549
    DBS Group Holdings, Ltd..............................  18,100    209,251
    Golden Agri-Resources, Ltd........................... 242,500     65,325
    Hutchison Port Holdings Trust........................ 275,100    130,893
#   Keppel Corp., Ltd....................................  92,800    367,212
    Olam International, Ltd..............................   9,900     14,092
    SembCorp Industries, Ltd.............................  47,100     98,442
    Singapore Airlines, Ltd..............................  32,200    263,936
    United Industrial Corp., Ltd.........................  19,000     38,741
    UOL Group, Ltd.......................................  23,399    100,956
    Wilmar International, Ltd............................  56,000    129,924
                                                                  ----------
TOTAL SINGAPORE..........................................          1,634,239
                                                                  ----------
SPAIN -- (2.6%)
    Banco de Sabadell SA................................. 258,931    354,081
    Banco Popular Espanol SA.............................  51,583     72,250
    Banco Santander SA................................... 611,781  2,597,184
    CaixaBank SA.........................................  45,070    113,170
    Iberdrola SA(B288C92)................................ 115,188    791,449

                                     1812

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
SPAIN -- (Continued)
    Iberdrola SA(BD3JCF3)................................   2,560 $    17,586
    Mapfre SA............................................   2,715       6,645
    Repsol SA............................................  43,266     548,030
                                                                  -----------
TOTAL SPAIN..............................................           4,500,395
                                                                  -----------
SWEDEN -- (2.6%)
    Boliden AB...........................................  20,869     459,329
#   ICA Gruppen AB.......................................   1,636      54,738
    Millicom International Cellular SA...................   3,282     175,238
    Nordea Bank AB.......................................  66,223     590,025
    Skandinaviska Enskilda Banken AB Class A.............  48,982     429,478
    Svenska Cellulosa AB SCA Class A.....................     318       9,427
    Svenska Cellulosa AB SCA Class B.....................  34,183   1,016,215
    Svenska Handelsbanken AB Class A.....................  16,739     201,253
    Swedbank AB Class A..................................  15,917     334,172
    Tele2 AB Class B.....................................  18,428     155,687
    Telefonaktiebolaget LM Ericsson Class A..............     164       1,209
    Telefonaktiebolaget LM Ericsson Class B..............  67,232     501,375
    Telefonaktiebolaget LM Ericsson Sponsored ADR........  27,013     201,787
    Telia Co AB.......................................... 101,066     461,181
                                                                  -----------
TOTAL SWEDEN.............................................           4,591,114
                                                                  -----------
SWITZERLAND -- (7.4%)
    ABB, Ltd.............................................  95,921   2,037,562
    Adecco Group AG......................................  10,508     576,742
    Baloise Holding AG...................................   2,271     255,615
    Banque Cantonale Vaudoise............................     125      84,614
    Cie Financiere Richemont SA..........................  22,439   1,364,111
    Clariant AG..........................................  20,020     348,230
    Credit Suisse Group AG...............................  33,724     387,816
#*  Dufry AG.............................................   1,746     200,915
    Flughafen Zuerich AG.................................     916     171,713
    Helvetia Holding AG..................................      59      29,628
    Julius Baer Group, Ltd...............................   1,502      61,588
    LafargeHolcim, Ltd.(BZ3DNX4).........................   8,340     398,117
    LafargeHolcim, Ltd.(7110753).........................   9,602     456,584
    Novartis AG..........................................  20,736   1,719,909
#   Swatch Group AG (The)(7184725).......................   2,051     537,042
    Swatch Group AG (The)(7184736).......................   2,778     141,814
    Swiss Life Holding AG................................     756     172,451
    Swiss Re AG..........................................  17,407   1,459,168
    UBS Group AG(BRJL176)................................  45,288     622,579
*   UBS Group AG(H42097107)..............................  37,591     518,004
    Zurich Insurance Group AG............................   6,382   1,532,273
                                                                  -----------
TOTAL SWITZERLAND........................................          13,076,475
                                                                  -----------
UNITED KINGDOM -- (17.4%)
    3i Group P.L.C.......................................  12,957     105,831
    Anglo American P.L.C.................................  54,333     595,063
    Antofagasta P.L.C....................................  24,477     162,008
    Aviva P.L.C..........................................  28,927     148,963
    Barclays P.L.C.......................................     293         597

                                     1813

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
UNITED KINGDOM -- (Continued)
      Barclays P.L.C. Sponsored ADR.....................    91,383 $    752,996
      Barratt Developments P.L.C........................    16,534       95,740
      BHP Billiton P.L.C. ADR...........................    10,317      263,703
      BP P.L.C. Sponsored ADR...........................   202,835    6,977,521
      Carnival P.L.C....................................     2,639      126,937
      Carnival P.L.C. ADR...............................     2,554      123,333
      Glencore P.L.C....................................   704,688    1,739,253
      HSBC Holdings P.L.C. Sponsored ADR................   120,898    3,959,409
      J Sainsbury P.L.C.................................   114,170      338,805
      Kingfisher P.L.C..................................   123,719      549,396
#     Lloyds Banking Group P.L.C. ADR...................    78,744      225,258
      Old Mutual P.L.C..................................    71,037      197,678
      Pearson P.L.C. Sponsored ADR......................    25,170      294,237
*     Royal Bank of Scotland Group P.L.C................    20,710       52,712
*     Royal Bank of Scotland Group P.L.C. Sponsored
        ADR.............................................    20,712      105,631
      Royal Dutch Shell P.L.C. Sponsored ADR, Class A...    88,724    4,595,016
#     Royal Dutch Shell P.L.C. Sponsored ADR, Class B...    59,192    3,208,798
      Royal Mail P.L.C..................................    14,228       95,942
      Standard Chartered P.L.C..........................    86,899      694,855
      Vodafone Group P.L.C.............................. 1,463,266    4,445,227
      Vodafone Group P.L.C. Sponsored ADR...............    22,008      680,042
      WM Morrison Supermarkets P.L.C....................   108,217      265,941
                                                                   ------------
TOTAL UNITED KINGDOM....................................             30,800,892
                                                                   ------------
TOTAL COMMON STOCKS.....................................            165,976,017
                                                                   ------------
PREFERRED STOCKS -- (0.9%)

GERMANY -- (0.9%)
      Bayerische Motoren Werke AG.......................     2,564      185,836
      Porsche Automobil Holding SE......................     4,198      219,532
      Volkswagen AG.....................................     8,453    1,189,280
                                                                   ------------
TOTAL GERMANY...........................................              1,594,648
                                                                   ------------
TOTAL PREFERRED STOCKS..................................              1,594,648
                                                                   ------------
TOTAL INVESTMENT SECURITIES.............................            167,570,665
                                                                   ------------

                                                                     VALUE+
                                                                   ------------
SECURITIES LENDING COLLATERAL -- (5.4%)
(S)@  DFA Short Term Investment Fund....................   825,037    9,545,673
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $198,144,966)^^.....           $177,116,338
                                                                   ============

                                     1814

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                   LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                 ----------- ------------ ------- ------------
Common Stocks
   Australia.................... $    38,952 $ 10,958,192   --    $ 10,997,144
   Belgium......................          --    2,006,544   --       2,006,544
   Canada.......................  14,160,985           --   --      14,160,985
   Denmark......................          --    3,071,717   --       3,071,717
   Finland......................          --    1,311,599   --       1,311,599
   France.......................          --   14,764,570   --      14,959,323
   Germany......................     776,903   12,091,465   --      12,868,368
   Hong Kong....................          --    4,974,921   --       4,974,921
   Ireland......................     377,056      149,906   --         526,962
   Israel.......................     201,642      776,934   --         978,576
   Italy........................     152,820    1,438,468   --       1,591,288
   Japan........................          --   36,959,825   --      36,959,825
   Netherlands..................   2,763,302    2,993,026   --       5,561,575
   New Zealand..................          --      209,691   --         209,691
   Norway.......................          --    1,131,293   --       1,131,293
   Portugal.....................          --       63,091   --          63,091
   Singapore....................          --    1,634,239   --       1,634,239
   Spain........................          --    4,500,395   --       4,500,395
   Sweden.......................     201,787    4,389,327   --       4,591,114
   Switzerland..................     518,004   12,558,471   --      13,076,475
   United Kingdom...............  21,185,944    9,614,948   --      30,800,892
Preferred Stocks
   Germany......................          --    1,594,648   --       1,594,648
Securities Lending
   Collateral...................          --    9,545,673   --       9,545,673
                                 ----------- ------------   --    ------------
TOTAL........................... $40,377,395 $136,738,943   --    $177,116,338
                                 =========== ============   ==    ============

                                     1815

                       VA INTERNATIONAL SMALL PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                          SHARES  VALUE++
                                                          ------- --------
COMMON STOCKS -- (90.1%)

AUSTRALIA -- (6.4%)
    Adelaide Brighton, Ltd...............................  31,770 $142,777
*   AED Oil, Ltd.........................................   4,139       --
    Ainsworth Game Technology, Ltd.......................   8,468   13,436
*   Alkane Resources, Ltd................................  19,700    3,543
    ALS, Ltd.............................................  25,014   97,114
    Altium, Ltd..........................................  10,936   60,981
#   Alumina, Ltd......................................... 201,027  203,255
    AMA Group, Ltd.......................................  28,485   20,052
    Ansell, Ltd..........................................   9,060  133,493
    AP Eagers, Ltd.......................................   2,704   24,896
*   APN News & Media, Ltd................................  14,069   44,059
    APN Outdoor Group, Ltd...............................   1,660   10,176
#   ARB Corp., Ltd.......................................   6,754   93,253
    Ardent Leisure Group.................................  34,120   55,066
#*  Arrium, Ltd.......................................... 211,294    3,533
#   Asaleo Care, Ltd.....................................  20,970   21,693
    AUB Group, Ltd.......................................   3,950   30,640
*   Ausdrill, Ltd........................................  21,215   16,112
    Austal, Ltd..........................................  11,584   10,223
#*  Australian Agricultural Co., Ltd.....................  35,981   55,575
    Australian Pharmaceutical Industries, Ltd............  47,133   68,869
    Auswide Bank, Ltd....................................     777    2,991
    Automotive Holdings Group, Ltd.......................  13,530   44,346
    Aveo Group...........................................  28,794   76,577
    AVJennings, Ltd......................................  30,044   14,462
*   AWE, Ltd.............................................  53,433   36,675
    Bank of Queensland, Ltd..............................  23,526  189,266
    Bapcor, Ltd..........................................  14,654   63,829
    Beach Energy, Ltd.................................... 164,490   71,115
#*  Beadell Resources, Ltd...............................  69,221   27,499
#   Bega Cheese, Ltd.....................................   9,353   44,111
#   Bellamy's Australia, Ltd.............................   4,593   41,252
    Bendigo & Adelaide Bank, Ltd.........................   2,964   22,903
*   Billabong International, Ltd.........................   8,658   10,260
#   Blackmores, Ltd......................................   1,296  154,828
    Blue Sky Alternative Investments, Ltd................   3,335   19,644
    BlueScope Steel, Ltd.................................  44,400  286,437
#*  Bradken, Ltd.........................................  21,442   26,941
    Breville Group, Ltd..................................   7,643   46,655
    Brickworks, Ltd......................................   2,810   32,116
    BT Investment Management, Ltd........................   7,784   53,301
#   Cabcharge Australia, Ltd.............................   9,538   28,769
#   Cardno, Ltd..........................................  22,209    9,698
*   Carnarvon Petroleum, Ltd.............................   6,703      564
    carsales.com, Ltd....................................   9,629   93,113
#   Cash Converters International, Ltd...................  15,875    5,337
    Cedar Woods Properties, Ltd..........................   6,587   23,144
    Challenger, Ltd......................................  31,753  229,603
    Cleanaway Waste Management, Ltd...................... 140,011   91,007
*   Coal of Africa, Ltd..................................  22,474    1,383
    Codan, Ltd...........................................   2,725    2,413

                                     1816

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------- --------
AUSTRALIA -- (Continued)
    Collins Foods, Ltd...................................   6,171 $ 19,761
#   Corporate Travel Management, Ltd.....................   4,043   48,063
#   Cover-More Group, Ltd................................  17,721   18,495
#   Credit Corp. Group, Ltd..............................   3,078   31,191
    CSG, Ltd.............................................  15,131   18,001
    CSR, Ltd.............................................  30,757   90,033
#*  CuDeco, Ltd..........................................   4,262    1,506
    Decmil Group, Ltd....................................   8,327    5,187
*   Doray Minerals, Ltd..................................  32,246   25,957
    Downer EDI, Ltd......................................  36,832  117,109
#*  DSHE Holdings, Ltd...................................  10,561       --
    DuluxGroup, Ltd......................................  23,068  116,527
    Eclipx Group, Ltd....................................  13,048   36,997
*   Elders, Ltd..........................................   1,583    4,699
#*  Energy World Corp., Ltd..............................  50,545   10,747
    EQT Holdings, Ltd....................................   1,194   15,551
#   ERM Power, Ltd.......................................  19,540   15,171
    Estia Health, Ltd....................................   2,329    9,095
    Event Hospitality and Entertainment, Ltd.............   5,533   62,239
    Evolution Mining, Ltd................................  63,998  140,056
    Fairfax Media, Ltd................................... 198,477  158,572
#*  Fleetwood Corp., Ltd.................................   6,315   10,118
    FlexiGroup, Ltd......................................  19,943   30,382
#   Flight Centre Travel Group, Ltd......................   2,680   65,678
    G8 Education, Ltd....................................  16,743   48,947
    GrainCorp, Ltd. Class A..............................  16,241  104,791
    Greencross, Ltd......................................   5,663   30,235
#   GUD Holdings, Ltd....................................   6,288   48,074
    GWA Group, Ltd.......................................  23,855   38,210
    Hansen Technologies, Ltd.............................   7,102   22,392
    Harvey Norman Holdings, Ltd..........................  20,130   74,055
*   Hills, Ltd...........................................  26,079    4,851
*   Horizon Oil, Ltd.....................................  75,236    2,584
    Iluka Resources, Ltd.................................  24,969  133,206
*   Imdex, Ltd...........................................  13,781    4,087
#   IMF Bentham, Ltd.....................................  13,775   16,293
    Independence Group NL................................  38,182  118,780
*   Infigen Energy.......................................  80,009   72,470
    Infomedia, Ltd.......................................  29,538   15,049
    InvoCare, Ltd........................................   5,155   57,426
#   IOOF Holdings, Ltd...................................  15,998  110,079
    IRESS, Ltd...........................................   7,509   64,552
#   iSentia Group, Ltd...................................  13,862   33,166
#   JB Hi-Fi, Ltd........................................   6,123  120,812
*   Karoon Gas Australia, Ltd............................   5,930    6,035
*   Kingsgate Consolidated, Ltd..........................  11,507    3,585
#*  Lynas Corp., Ltd.....................................  10,000      571
    MACA, Ltd............................................   3,463    4,598
*   Macmahon Holdings, Ltd...............................  69,831    5,572
    Macquarie Atlas Roads Group..........................  28,473  126,074
    Magellan Financial Group, Ltd........................   6,604  114,843
    Mantra Group, Ltd....................................  13,962   38,185
*   Mayne Pharma Group, Ltd.............................. 106,784  165,146

                                     1817

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------- --------
AUSTRALIA -- (Continued)
#   McMillan Shakespeare, Ltd............................   8,031 $ 86,129
*   Medusa Mining, Ltd...................................   7,354    4,021
#*  Mesoblast, Ltd.......................................   7,543    6,424
    Metals X, Ltd........................................  27,876   34,846
#*  Metcash, Ltd.........................................  81,663  133,865
*   Mincor Resources NL..................................  14,047    4,240
    Mineral Resources, Ltd...............................  13,856  103,908
#   MMA Offshore, Ltd....................................  18,410    4,135
#   Monadelphous Group, Ltd..............................   9,312   74,674
    Mortgage Choice, Ltd.................................  10,500   16,808
#*  Mount Gibson Iron, Ltd...............................  65,404   14,397
#   Myer Holdings, Ltd...................................  70,147   71,304
    Navitas, Ltd.........................................  10,909   49,265
    New Hope Corp., Ltd..................................  15,030   18,290
    nib holdings, Ltd....................................  27,676   97,399
    Nine Entertainment Co. Holdings, Ltd.................  45,217   37,711
    Northern Star Resources, Ltd.........................  37,669  153,960
    Nufarm, Ltd..........................................  15,520   97,853
    oOh!media, Ltd.......................................   5,229   22,018
*   Orocobre, Ltd........................................   7,187   22,720
    Orora, Ltd...........................................  63,879  139,957
    OZ Minerals, Ltd.....................................  27,601  135,137
#   OzForex Group, Ltd...................................  19,585   37,172
    Pact Group Holdings, Ltd.............................  11,420   49,522
#*  Paladin Energy, Ltd.................................. 190,272   28,417
    Peet, Ltd............................................  19,305   14,020
    Perpetual, Ltd.......................................   2,605   90,193
*   Perseus Mining, Ltd..................................  57,281   28,342
    Platinum Asset Management, Ltd.......................  14,364   66,184
    PMP, Ltd.............................................  17,571    7,808
    Premier Investments, Ltd.............................   8,397  103,579
    Primary Health Care, Ltd.............................  40,247  125,211
    Prime Media Group, Ltd...............................  30,543    7,110
    Programmed Maintenance Services, Ltd.................  27,228   42,766
#   Qube Holdings, Ltd...................................  62,719  121,492
#   RCG Corp., Ltd.......................................  24,487   34,820
    RCR Tomlinson, Ltd...................................  10,693   16,460
#   Reckon, Ltd..........................................   1,448    1,604
    Regis Healthcare, Ltd................................   9,281   36,395
    Regis Resources, Ltd.................................  22,571   70,166
    Reject Shop, Ltd. (The)..............................   1,897   18,561
*   Resolute Mining, Ltd.................................  79,046  102,053
#   Retail Food Group, Ltd...............................   7,962   34,972
    Ridley Corp., Ltd....................................  33,330   36,724
    SAI Global, Ltd......................................  17,990   48,706
*   Salmat, Ltd..........................................   3,642    1,382
    Sandfire Resources NL................................  10,113   44,414
*   Saracen Mineral Holdings, Ltd........................  36,822   48,878
#   Select Harvests, Ltd.................................   4,176   24,226
*   Senex Energy, Ltd....................................  69,792   14,418
    Servcorp, Ltd........................................   1,569    8,092
    Service Stream, Ltd..................................  24,219   16,088
#   Seven Group Holdings, Ltd............................   8,164   42,643

                                     1818

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
AUSTRALIA -- (Continued)
    Seven West Media, Ltd................................ 111,722 $    88,195
    SG Fleet Group, Ltd..................................   4,503      13,760
    Sigma Pharmaceuticals, Ltd...........................  96,815      95,351
*   Silex Systems, Ltd...................................   1,112         248
*   Silver Lake Resources, Ltd...........................  25,841      12,823
#   Sims Metal Management, Ltd...........................  15,927     102,650
    Sirtex Medical, Ltd..................................   3,818      91,409
#   Slater & Gordon, Ltd.................................  22,893       7,055
    SmartGroup Corp., Ltd................................   4,622      24,709
    SMS Management & Technology, Ltd.....................   6,207       8,727
    Southern Cross Media Group, Ltd......................  67,418      64,718
    Spark Infrastructure Group........................... 101,734     202,695
*   Specialty Fashion Group, Ltd.........................  19,600       8,339
    SpeedCast International, Ltd.........................   1,183       3,483
    Spotless Group Holdings, Ltd.........................  47,610      43,243
*   St Barbara, Ltd......................................  26,761      62,438
    Star Entertainment Grp, Ltd. (The)...................  49,338     222,848
#   Steadfast Group, Ltd.................................  40,626      65,207
*   Sundance Energy Australia, Ltd.......................  99,276      11,685
    Sunland Group, Ltd...................................  14,139      15,520
#   Super Retail Group, Ltd..............................   9,227      68,825
    Tabcorp Holdings, Ltd................................  62,084     231,007
    Tassal Group, Ltd....................................  11,741      36,798
    Technology One, Ltd..................................  18,475      80,040
#*  Ten Network Holdings, Ltd............................  22,220      19,376
    TFS Corp., Ltd.......................................  35,825      44,385
    Thorn Group, Ltd.....................................  15,487      15,658
*   Tiger Resources, Ltd................................. 149,819       4,597
    Tox Free Solutions, Ltd..............................   8,871      17,839
    Treasury Wine Estates, Ltd...........................  17,011     124,952
*   Troy Resources, Ltd..................................   2,843       1,144
*   UGL, Ltd.............................................   8,011      14,989
    Village Roadshow, Ltd................................   7,008      28,690
*   Virgin Australia Holdings, Ltd.(B43DQC7).............  62,219      11,366
*   Virgin Australia Holdings, Ltd.().................... 110,192          --
    Virtus Health, Ltd...................................   4,930      28,946
    Vita Group, Ltd......................................   4,214      15,438
#   Vocus Communications, Ltd............................  30,748     209,093
*   Watpac, Ltd..........................................   6,412       4,146
    Webjet, Ltd..........................................   1,448       8,419
#   Western Areas, Ltd...................................  18,767      39,439
#*  Whitehaven Coal, Ltd.................................  44,128      57,041
#   WorleyParsons, Ltd...................................  20,922     119,772
    WPP AUNZ, Ltd........................................  29,890      28,621
                                                                  -----------
TOTAL AUSTRALIA..........................................          10,501,951
                                                                  -----------
AUSTRIA -- (1.1%)
    Agrana Beteiligungs AG...............................     319      35,464
    ANDRITZ AG...........................................   2,538     129,401
    Atrium European Real Estate, Ltd.....................  11,257      49,589
    Austria Technologie & Systemtechnik AG...............   2,825      33,514
    BUWOG AG.............................................   4,576     110,981
    CA Immobilien Anlagen AG.............................   5,928     111,405

                                     1819

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
AUSTRIA -- (Continued)
    Conwert Immobilien Invest SE.........................  7,656 $  125,960
#   DO & CO AG...........................................    419     33,021
    EVN AG...............................................  2,083     24,339
*   IMMOFINANZ AG........................................ 53,794    117,120
    Kapsch TrafficCom AG.................................    127      5,255
    Lenzing AG...........................................    773     81,036
    Mayr Melnhof Karton AG...............................    651     71,374
    Oberbank AG..........................................  1,169     73,831
    Oesterreichische Post AG.............................  1,784     62,258
    Palfinger AG.........................................  1,513     45,072
    Porr Ag..............................................    636     18,118
*   Raiffeisen Bank International AG.....................  8,639    113,990
    RHI AG...............................................  2,079     43,154
#   Rosenbauer International AG..........................    167      9,524
    S IMMO AG............................................  5,806     56,147
    Schoeller-Bleckmann Oilfield Equipment AG............    838     51,528
    Semperit AG Holding..................................  1,085     35,184
    Strabag SE...........................................  1,012     31,659
    Telekom Austria AG...................................  7,345     43,213
    UNIQA Insurance Group AG.............................  9,006     55,723
    Verbund AG...........................................  3,317     51,944
    Vienna Insurance Group AG Wiener Versicherung
       Gruppe............................................    540     10,709
    Voestalpine AG.......................................    657     23,169
    Wienerberger AG......................................  9,106    140,478
    Zumtobel Group AG....................................  2,862     43,435
                                                                 ----------
TOTAL AUSTRIA............................................         1,837,595
                                                                 ----------
BELGIUM -- (1.6%)
#*  Ablynx NV............................................  4,354     59,847
    Ackermans & van Haaren NV............................  1,790    216,666
*   AGFA-Gevaert NV...................................... 15,370     55,407
    Banque Nationale de Belgique.........................     20     63,494
    Barco NV.............................................  1,156     88,976
    Bekaert SA...........................................  3,353    153,660
    bpost SA.............................................  3,552     93,088
    Cie d'Entreprises CFE................................    637     58,656
*   Cie Immobiliere de Belgique SA.......................    200     11,677
    D'ieteren SA.........................................  2,276     99,729
    Deceuninck NV........................................  6,500     15,350
    Econocom Group SA....................................  7,084     92,788
    Elia System Operator SA..............................  2,587    137,881
    Euronav NV...........................................  8,197     70,645
    EVS Broadcast Equipment SA...........................  1,060     35,788
#   Exmar NV.............................................  2,768     19,453
*   Fagron...............................................  3,624     29,029
*   Galapagos NV(B07Q2V5)................................  1,286     70,344
*   Galapagos NV(B083BK7)................................    974     53,124
    Gimv NV..............................................    783     42,541
    Ion Beam Applications................................  1,765     83,203
    Kinepolis Group NV...................................  1,047     46,762
#   Lotus Bakeries.......................................     24     48,293
    Melexis NV...........................................  1,117     73,341
*   Nyrstar NV...........................................  6,866     62,566

                                     1820

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                          SHARES  VALUE++
                                                          ------ ----------
BELGIUM -- (Continued)
    Ontex Group NV.......................................  3,517 $  127,073
*   Orange Belgium SA....................................  2,853     69,163
    Recticel SA..........................................  2,553     13,262
    Roularta Media Group NV..............................    455     12,519
    Sipef SA.............................................    540     29,001
*   Telenet Group Holding NV.............................    496     23,524
*   Tessenderlo Chemie NV................................  2,976    101,238
*   ThromboGenics NV.....................................  2,924      9,933
#   Umicore SA...........................................  6,669    385,866
    Van de Velde NV......................................    433     31,563
*   Viohalco SA..........................................  9,200     13,744
                                                                 ----------
TOTAL BELGIUM............................................         2,599,194
                                                                 ----------
CANADA -- (8.3%)
*   5N Plus, Inc.........................................  2,300      3,523
    Absolute Software Corp...............................  2,400     14,687
    Acadian Timber Corp..................................    500      6,912
*   Advantage Oil & Gas, Ltd............................. 19,881    125,774
    Aecon Group, Inc.....................................  5,091     67,807
*   Africa Oil Corp...................................... 12,529     16,793
#   Ag Growth International, Inc.........................  1,006     32,191
    AGF Management, Ltd. Class B.........................  7,733     30,206
    AGT Food & Ingredients, Inc..........................  1,730     41,963
    Aimia, Inc........................................... 11,200     73,686
    AirBoss of America Corp..............................  2,200     23,876
    AKITA Drilling, Ltd. Class A.........................  1,200      7,357
*   Alacer Gold Corp..................................... 31,485     80,301
    Alamos Gold, Inc. Class A............................ 21,890    204,369
#   Alaris Royalty Corp..................................  3,325     59,209
    Algonquin Power & Utilities Corp..................... 13,049    122,030
#   Altius Minerals Corp.................................  4,300     34,943
    Altus Group, Ltd.....................................  3,100     56,033
#*  Amaya, Inc...........................................  2,200     34,054
*   Argonaut Gold, Inc................................... 25,712     70,500
*   Asanko Gold, Inc.....................................  6,801     29,691
#*  Athabasca Oil Corp................................... 29,645     27,927
*   ATS Automation Tooling Systems, Inc..................  7,560     57,728
*   AuRico Metals, Inc...................................  9,625      8,330
    AutoCanada, Inc......................................  2,934     47,752
#*  Avigilon Corp........................................  3,800     38,621
    Axia NetMedia Corp...................................  4,000     12,990
*   B2Gold Corp.......................................... 53,814    168,574
#   Badger Daylighting, Ltd..............................  1,800     28,289
#*  Ballard Power Systems, Inc...........................  3,700      7,141
*   Bankers Petroleum, Ltd............................... 32,396     50,121
#   Baytex Energy Corp................................... 20,339     95,491
#*  Bellatrix Exploration, Ltd........................... 11,156      9,570
#*  Birchcliff Energy, Ltd............................... 11,061     79,972
    Bird Construction, Inc...............................  3,138     32,374
    Black Diamond Group, Ltd.............................  2,510      9,747
#*  BlackPearl Resources, Inc............................ 31,370     24,267
    BMTC Group, Inc......................................    850      8,548
    Bonavista Energy Corp................................ 28,620     77,159

                                     1821

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                          SHARES VALUE++
                                                          ------ --------
CANADA -- (Continued)
#   Bonterra Energy Corp.................................  2,261 $ 42,860
    Boralex, Inc. Class A................................  5,400   82,511
*   BRP, Inc.............................................  2,600   42,217
#   Calfrac Well Services, Ltd...........................  5,244   11,929
#   Callidus Capital Corp................................  1,150   14,542
    Canaccord Genuity Group, Inc.........................  9,250   33,510
*   Canacol Energy, Ltd..................................  8,550   25,997
#   Canadian Energy Services & Technology Corp........... 14,133   38,102
#   Canadian Western Bank................................  6,808  131,504
    Canam Group, Inc.....................................  3,600   28,979
    Canexus Corp......................................... 23,272   22,815
*   Canfor Corp..........................................  3,000   35,614
    Canfor Pulp Products, Inc............................  3,143   25,107
    Canyon Services Group, Inc...........................  5,900   21,871
    Capital Power Corp...................................  4,880   78,490
*   Capstone Mining Corp................................. 29,312   19,307
    Cascades, Inc........................................  7,385   55,318
*   Celestica, Inc.......................................  6,395   70,824
    Centerra Gold, Inc................................... 13,811   81,450
*   Cequence Energy, Ltd................................. 13,468    3,507
*   China Gold International Resources Corp., Ltd........ 18,200   34,430
*   Chinook Energy, Inc..................................  6,624    2,587
    Cineplex, Inc........................................  3,452  134,521
    Clearwater Seafoods, Inc.............................  1,700   18,906
    Cogeco Communications, Inc...........................    702   34,550
    Cogeco, Inc..........................................    400   16,112
    Colliers International Group, Inc....................  2,646  109,232
    Computer Modelling Group, Ltd........................  7,062   53,601
#   Concordia International Corp.........................  1,800   31,433
#*  Copper Mountain Mining Corp.......................... 12,235    4,967
    Corby Spirit and Wine, Ltd...........................    900   14,131
*   Corridor Resources, Inc..............................  2,900      866
#   Corus Entertainment, Inc. Class B....................  9,396   92,834
    Cott Corp............................................  9,010  134,289
*   Crew Energy, Inc..................................... 13,428   56,873
*   CRH Medical Corp.....................................  6,100   24,435
*   Delphi Energy Corp................................... 16,088   11,706
#*  Denison Mines Corp................................... 58,144   31,173
*   Descartes Systems Group, Inc. (The)..................  5,100  102,848
    DHX Media, Ltd.......................................  4,500   24,471
    DirectCash Payments, Inc.............................    100    1,025
    Dominion Diamond Corp................................  6,954   63,860
    Dorel Industries, Inc. Class B.......................  2,700   77,858
*   Dundee Precious Metals, Inc..........................  8,155   24,547
    E-L Financial Corp., Ltd.............................    104   53,766
#*  Eastern Platinum, Ltd................................  3,990    2,598
#   Enbridge Income Fund Holdings, Inc...................  3,595   89,486
*   Endeavour Mining Corp................................  1,831   35,583
*   Endeavour Silver Corp................................  7,916   38,317
    Enercare, Inc........................................  5,149   69,368
    Enerflex, Ltd........................................  6,568   57,448
*   Energy Fuels, Inc....................................    331      734
    Enerplus Corp........................................  5,335   31,790

                                     1822

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                          SHARES VALUE++
                                                          ------ --------
CANADA -- (Continued)
    Enghouse Systems, Ltd................................  1,900 $ 77,665
    Ensign Energy Services, Inc.......................... 11,400   62,953
    Equitable Group, Inc.................................    900   37,395
*   Essential Energy Services Trust...................... 11,693    6,448
    Evertz Technologies, Ltd.............................  3,700   50,102
*   exactEarth, Ltd......................................    890      920
#   Exchange Income Corp.................................  1,743   44,975
    Exco Technologies, Ltd...............................  2,400   23,161
    Extendicare, Inc.....................................  9,010   56,655
    Fiera Capital Corp...................................  3,000   29,273
    Finning International, Inc...........................    800   12,965
    Firm Capital Mortgage Investment Corp................  1,100   11,576
#*  First Majestic Silver Corp........................... 13,200  228,888
    FirstService Corp....................................  2,646  130,410
*   Fortuna Silver Mines, Inc............................ 15,900  138,584
    Freehold Royalties, Ltd..............................  7,300   62,285
#   Genworth MI Canada, Inc..............................  3,070   81,990
    Gibson Energy, Inc...................................  8,625   98,428
    Glacier Media, Inc...................................  1,800      889
    Gluskin Sheff + Associates, Inc......................  3,294   44,806
    GMP Capital, Inc.....................................  2,541   10,412
#*  Golden Star Resources, Ltd........................... 13,100   10,334
*   Gran Tierra Energy, Inc.............................. 29,887   82,864
    Granite Oil Corp.....................................  3,233   17,729
*   Great Canadian Gaming Corp...........................  4,300   61,323
*   Great Panther Silver, Ltd............................  9,200   13,388
    Guardian Capital Group, Ltd. Class A.................  1,200   19,935
*   Guyana Goldfields, Inc...............................  3,229   20,774
*   Heroux-Devtek, Inc...................................  2,400   28,014
    High Liner Foods, Inc................................    800   12,267
#   Home Capital Group, Inc..............................  4,200   89,362
#   Horizon North Logistics, Inc.........................  8,717   12,552
    HudBay Minerals, Inc................................. 21,507  107,234
*   IAMGOLD Corp......................................... 30,000  154,865
*   IMAX Corp............................................  4,095  129,361
*   Imperial Metals Corp.................................  5,000   29,449
#   Innergex Renewable Energy, Inc.......................  6,310   75,586
*   Interfor Corp........................................  5,200   57,550
*   International Tower Hill Mines, Ltd..................  1,260    1,515
*   Intertain Group, Ltd. (The)..........................  6,049   47,951
    Intertape Polymer Group, Inc.........................  5,844   94,308
#*  Ithaca Energy, Inc................................... 31,528   22,940
    Just Energy Group, Inc............................... 10,855   67,425
    K-Bro Linen, Inc.....................................    300   10,167
#*  Kelt Exploration, Ltd................................  1,500    5,124
*   Kingsway Financial Services, Inc.....................    600    3,300
*   Kinross Gold Corp.................................... 10,200   52,732
*   Kirkland Lake Gold, Inc..............................  6,405   54,697
*   Klondex Mines, Ltd...................................  4,300   20,287
*   Knight Therapeutics, Inc.............................  4,310   28,026
#   Labrador Iron Ore Royalty Corp.......................  5,200   59,581
    Laurentian Bank of Canada............................  2,800  103,816
    Leon's Furniture, Ltd................................  2,400   28,492

                                     1823

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
CANADA -- (Continued)
#*  Lightstream Resources, Ltd........................... 22,801 $  1,746
    Liquor Stores N.A., Ltd..............................  2,666   18,908
    Lucara Diamond Corp.................................. 25,900   79,943
*   Lundin Mining Corp...................................  8,307   34,738
    MacDonald Dettwiler & Associates, Ltd................  1,372   89,992
    Magellan Aerospace Corp..............................  1,400   18,754
    Major Drilling Group International, Inc..............  6,773   38,647
    Mandalay Resources Corp.............................. 17,700   15,319
    Manitoba Telecom Services, Inc.......................  3,332   98,430
    Maple Leaf Foods, Inc................................  6,540  148,867
    Martinrea International, Inc.........................  6,733   44,916
*   Maxim Power Corp.....................................  1,300    2,877
    Medical Facilities Corp..............................  3,200   52,939
*   Mitel Networks Corp..................................  4,780   34,999
    Morguard Corp........................................    400   52,342
    Morneau Shepell, Inc.................................  3,901   55,573
    MTY Food Group, Inc..................................  1,000   31,264
    Mullen Group, Ltd....................................  7,051   84,786
*   Nautilus Minerals, Inc............................... 12,961    1,539
    Nevsun Resources, Ltd................................ 17,535   58,018
    New Flyer Industries, Inc............................  5,010  159,051
*   New Gold, Inc........................................ 33,277  172,801
    Newalta Corp.........................................  5,065    9,388
    Norbord, Inc.........................................  2,710   68,292
    North American Energy Partners, Inc..................  1,500    3,860
    North West Co., Inc. (The)...........................  4,181   97,668
#*  Northern Dynasty Minerals, Ltd.......................  2,375    1,273
#   Northland Power, Inc.................................  8,254  155,073
#*  Novagold Resources, Inc..............................  8,050   55,983
*   NuVista Energy, Ltd.................................. 18,060   87,558
    OceanaGold Corp...................................... 30,853  111,535
    Osisko Gold Royalties, Ltd...........................  4,694   62,334
*   Ovivo, Inc. Class A..................................    781    2,381
*   Painted Pony Petroleum, Ltd..........................  9,134   60,373
    Pan American Silver Corp.............................  9,758  190,429
#*  Paramount Resources, Ltd. Class A....................  6,886   64,870
*   Parex Resources, Inc................................. 11,740  113,835
#   Parkland Fuel Corp...................................  4,559   80,904
    Pason Systems, Inc...................................  6,503   87,112
#   Pengrowth Energy Corp................................ 63,899   95,434
    Penn West Petroleum, Ltd............................. 39,377   49,762
    PHX Energy Services Corp.............................  3,600    7,638
#   Pizza Pizza Royalty Corp.............................  1,000   11,550
#*  PolyMet Mining Corp.................................. 10,894    8,177
#   Precision Drilling Corp.............................. 21,790   92,958
    Premium Brands Holdings Corp.........................  1,330   57,381
#*  Pretium Resources, Inc...............................  8,100   96,221
*   Primero Mining Corp.................................. 19,303   43,909
*   QLT, Inc.............................................  5,800    7,996
*   Questerre Energy Corp. Class A.......................  6,950    1,038
*   Raging River Exploration, Inc........................ 10,300   81,649
    Reitmans Canada, Ltd. Class A........................  4,500   15,165
    Richelieu Hardware, Ltd..............................  3,000   62,590

                                     1824

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                             SHARES VALUE++
                                                             ------ --------
CANADA -- (Continued)
*      Richmont Mines, Inc..................................  3,800 $ 42,289
*      RMP Energy, Inc...................................... 11,827   10,326
       Rogers Sugar, Inc.................................... 11,700   55,648
       Russel Metals, Inc...................................  5,700  103,029
*      Sabina Gold & Silver Corp............................  5,619    5,380
*      Sandstorm Gold, Ltd.................................. 13,700   77,752
       Sandvine Corp........................................ 13,900   34,706
#*     Savanna Energy Services Corp......................... 10,182   11,776
       Secure Energy Services, Inc.......................... 13,624   81,912
*      SEMAFO, Inc.......................................... 29,100  156,683
       ShawCor, Ltd.........................................  4,801  109,504
       Sherritt International Corp.......................... 27,937   18,401
#      Sienna Senior Living, Inc............................  1,171   15,686
#*     Sierra Wireless, Inc.................................  3,100   55,084
#*     Silver Standard Resources, Inc.......................  6,506   90,790
*      Spartan Energy Corp.................................. 23,700   59,538
#*     Sprott Resource Corp.................................  6,554    2,761
#      Sprott, Inc.......................................... 12,583   23,804
       Stantec, Inc.........................................  4,600  117,074
       Stella-Jones, Inc....................................  4,000  142,611
*      Stornoway Diamond Corp............................... 21,700   18,614
       Stuart Olson, Inc....................................  1,045    5,234
#      Student Transportation, Inc..........................  5,497   28,924
*      SunOpta, Inc.........................................  4,443   24,977
#      Superior Plus Corp................................... 11,314   98,872
#      Surge Energy, Inc.................................... 19,006   33,772
*      Taseko Mines, Ltd.................................... 16,000    8,823
*      Tembec, Inc..........................................  1,115      880
*      Teranga Gold Corp.................................... 39,000   32,857
#*     Thompson Creek Metals Co., Inc....................... 14,933    8,349
*      Timmins Gold Corp....................................  6,306    3,236
       TMX Group, Ltd.......................................  1,733   77,316
       TORC Oil & Gas, Ltd..................................  8,774   47,444
*      Torex Gold Resources, Inc............................  1,810   37,541
       Toromont Industries, Ltd.............................  6,151  184,674
       Torstar Corp. Class B................................  4,700    5,436
       Total Energy Services, Inc...........................  1,737   17,029
       TransAlta Corp....................................... 20,200   96,386
#      TransAlta Renewables, Inc............................  4,936   53,267
       Transcontinental, Inc. Class A.......................  7,105  102,359
       TransForce, Inc......................................  5,451  106,837
       TransGlobe Energy Corp...............................  6,000    9,742
#*     Trican Well Service, Ltd............................. 20,324   30,665
#*     Trilogy Energy Corp..................................  5,469   23,582
       Trinidad Drilling, Ltd............................... 40,764   72,121
*      TVA Group, Inc. Class B..............................  1,200    3,860
       Uni-Select, Inc......................................  1,338   32,639
       Valener, Inc.........................................  3,700   63,931
#      Veresen, Inc......................................... 19,388  164,085
       Wajax Corp...........................................  1,263   13,649
#*     Wesdome Gold Mines, Ltd..............................  3,085    4,584
       Western Energy Services Corp.........................  4,624   11,156
       Western Forest Products, Inc......................... 41,030   67,249

                                     1825

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------ -----------
CANADA -- (Continued)
       WestJet Airlines, Ltd................................  1,600 $    28,185
#*     Westport Fuel Systems, Inc...........................  4,800       6,617
       Westshore Terminals Investment Corp..................  3,842      55,968
       Whistler Blackcomb Holdings, Inc.....................  3,600      69,097
       Whitecap Resources, Inc.............................. 19,301     143,244
       Wi-LAN, Inc.......................................... 10,900      19,869
       Winpak, Ltd..........................................  2,400      81,890
*      Xtreme Drilling Corp.................................  1,900       3,507
       Yamana Gold, Inc..................................... 37,721     215,813
*      Yellow Pages, Ltd....................................  2,040      29,483
       ZCL Composites, Inc..................................  1,700      11,692
       Zenith Epigenetics Corp..............................  1,300          81
                                                                    -----------
TOTAL CANADA................................................         13,552,108
                                                                    -----------
CHINA -- (0.0%)
*      Hanfeng Evergreen, Inc...............................  2,400           2
                                                                    -----------
DENMARK -- (1.7%)
       ALK-Abello A.S.......................................    378      54,005
       Alm Brand A.S........................................  7,780      52,692
       Ambu A.S. Class B....................................  1,479      62,875
*      Bang & Olufsen A.S...................................  2,970      32,603
#*     Bavarian Nordic A.S..................................  1,620      61,787
#*     D/S Norden A.S.......................................  2,352      35,207
       DFDS A.S.............................................  3,765     172,085
#      FLSmidth & Co. A.S...................................  3,408     137,037
*      Genmab A.S...........................................  2,467     447,289
       GN Store Nord A.S....................................  8,088     152,761
       IC Group A.S.........................................    310       7,803
       Jyske Bank A.S.......................................  4,459     185,412
       Matas A.S............................................  1,466      25,880
       NKT Holding A.S......................................  1,810      93,445
       Nordjyske Bank A.S...................................    422       5,833
*      Parken Sport & Entertainment A.S.....................    400       3,905
       Per Aarsleff Holding A.S.............................  1,870      43,863
       Ringkjoebing Landbobank A.S..........................    346      71,782
       Rockwool International A.S. Class A..................    103      19,432
       Rockwool International A.S. Class B..................    664     125,719
       Royal Unibrew A.S....................................  3,200     147,187
*      Santa Fe Group A.S...................................  1,200      10,922
       Schouw & Co..........................................  1,317      76,425
       SimCorp A.S..........................................  2,317     119,986
       Solar A.S. Class B...................................    268      13,710
       Spar Nord Bank A.S...................................  7,042      58,236
       Sydbank A.S..........................................  4,651     124,898
       TDC A.S.............................................. 27,595     145,286
*      TK Development A.S...................................  5,947       6,748
*      Topdanmark A.S.......................................  4,103     101,738
       Tryg A.S.............................................  4,216      78,592
       United International Enterprises.....................    127      24,212
*      Vestjysk Bank A.S....................................    725         851
*      William Demant Holding A.S...........................  6,060     123,746

                                     1826

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
DENMARK -- (Continued)
*   Zealand Pharma A.S...................................     93 $    1,813
                                                                 ----------
TOTAL DENMARK............................................         2,825,765
                                                                 ----------
FINLAND -- (2.5%)
    Ahlstrom Oyj.........................................  1,260     11,275
    Aktia Bank Oyj.......................................  1,849     18,003
    Alma Media Oyj.......................................  4,469     21,122
    Amer Sports Oyj......................................  9,341    265,194
    Aspo Oyj.............................................  2,685     20,476
*   BasWare Oyj..........................................    944     39,293
    Cargotec Oyj Class B.................................  2,714    121,718
    Caverion Corp........................................  6,102     40,267
    Citycon Oyj.......................................... 32,673     81,736
    Cramo Oyj............................................  2,518     59,479
    Elisa Oyj............................................  9,007    326,779
    F-Secure Oyj.........................................  5,200     16,813
*   Finnair Oyj..........................................  6,835     35,825
    Fiskars Oyj Abp......................................  3,172     64,313
    HKScan Oyj Class A...................................  1,550      5,493
    Huhtamaki Oyj........................................  7,365    323,613
    Kemira Oyj...........................................  9,833    129,329
    Kesko Oyj Class A....................................  1,487     61,088
    Kesko Oyj Class B....................................  4,716    210,259
    Konecranes Oyj.......................................  3,486    105,084
    Lassila & Tikanoja Oyj...............................  2,180     43,602
    Lemminkainen Oyj.....................................    590      9,365
    Metsa Board Oyj...................................... 15,332     89,629
#   Metso Oyj............................................  7,271    201,762
    Munksjo Oyj..........................................    697      8,240
    Nokian Renkaat Oyj...................................  6,746    250,782
    Olvi Oyj Class A.....................................  1,278     37,249
    Oriola-KD Oyj Class B................................  9,036     42,444
    Orion Oyj Class A....................................  2,683    108,770
    Orion Oyj Class B....................................  5,629    230,607
*   Outokumpu Oyj........................................ 25,300    145,643
#*  Outotec Oyj.......................................... 10,098     48,877
#   PKC Group Oyj........................................  2,465     45,594
    Ponsse Oy............................................  1,180     34,962
*   Poyry Oyj............................................  3,314     12,718
    Raisio Oyj Class V...................................  9,632     44,355
    Ramirent Oyj.........................................  5,266     44,638
    Rapala VMC Oyj.......................................  1,900      9,242
    Sanoma Oyj........................................... 10,553     84,727
    Sponda Oyj........................................... 13,017     59,704
*   Stockmann Oyj Abp Class A............................  1,299      8,659
#*  Stockmann Oyj Abp Class B............................  2,495     16,677
*   Talvivaara Mining Co. P.L.C.......................... 22,722        145
    Technopolis Oyj...................................... 11,111     47,824
    Tieto Oyj............................................  3,276     94,328
    Tikkurila Oyj........................................  3,326     63,988
    Uponor Oyj...........................................  4,164     77,419
    Vaisala Oyj Class A..................................    700     25,361
    Valmet Oyj...........................................  7,901    103,228

                                     1827

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
FINLAND -- (Continued)
    YIT Oyj..............................................  9,771 $   66,339
                                                                 ----------
TOTAL FINLAND............................................         4,014,037
                                                                 ----------
FRANCE -- (4.4%)
*   Air France-KLM....................................... 11,075     64,240
    Akka Technologies....................................    442     15,150
    Albioma SA...........................................  1,336     23,022
    Altamir..............................................    960     10,951
    Alten SA.............................................  1,558    108,067
    Altran Technologies SA............................... 11,720    170,158
    April SA.............................................  1,417     17,929
    Arkema SA............................................  4,632    395,638
    Assystem.............................................    808     22,216
    Axway Software SA....................................    500     13,689
#   Beneteau SA..........................................  4,056     40,718
    BioMerieux...........................................    825    114,058
    Boiron SA............................................    603     55,884
    Bonduelle SCA........................................  1,088     28,102
#   Bourbon Corp.........................................  1,230     14,543
    Burelle SA...........................................     18     16,821
*   Cegedim SA...........................................     83      2,424
    Cegid Group SA.......................................    250     17,120
#*  CGG SA...............................................    229      5,483
*   Coface SA............................................  4,432     22,567
    Derichebourg SA......................................  7,894     25,708
    Edenred.............................................. 10,812    245,279
    Electricite de Strasbourg SA.........................    132     13,255
    Elior Group..........................................  3,961     86,463
    Elis SA..............................................  2,804     50,639
#*  Eramet...............................................    664     23,330
*   Esso SA Francaise....................................    197      8,549
#*  Etablissements Maurel et Prom........................ 13,101     41,953
    Euler Hermes Group...................................    922     76,254
    Eurofins Scientific SE...............................    581    217,954
    Euronext NV..........................................  3,092    132,139
    Faiveley Transport SA................................    702     72,621
    Faurecia.............................................  3,901    153,858
    Fimalac..............................................     10      1,102
    Gaumont SA...........................................    129      7,050
    Gaztransport Et Technigaz SA.........................    968     27,691
    GL Events............................................    619     11,706
    Groupe Crit..........................................    231     15,496
*   Groupe Fnac SA.......................................    853     52,535
    Guerbet..............................................    488     32,858
    Haulotte Group SA....................................  1,014     15,793
    Havas SA............................................. 11,313     95,261
    Herige SADCS.........................................    186      4,818
*   ID Logistics Group...................................     76     10,742
    Imerys SA............................................  2,352    166,954
    Interparfums SA......................................    569     14,949
    Ipsen SA.............................................  2,284    149,022
    IPSOS................................................  3,217    105,951
    Jacquet Metal Service................................    672     10,330

                                     1828

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                          SHARES VALUE++
                                                          ------ --------
FRANCE -- (Continued)
    Korian SA............................................  2,819 $ 99,855
    Lagardere SCA........................................  8,092  206,720
    Laurent-Perrier......................................    195   15,478
    Lectra...............................................  1,418   23,496
    LISI.................................................  2,061   56,001
    Manitou BF SA........................................  1,600   26,021
    Manutan International................................    508   31,042
    Mersen...............................................  1,047   17,219
    Metropole Television SA..............................  3,670   66,773
*   Naturex..............................................    484   40,592
    Neopost SA...........................................  3,509   97,437
*   Nexans SA............................................  3,061  154,478
    Nexity SA............................................  2,492  132,561
#*  Nicox................................................  2,438   26,215
*   NRJ Group............................................  2,200   23,171
    Orpea................................................  2,368  209,272
*   Pierre & Vacances SA.................................    387   18,364
    Plastic Omnium SA....................................  3,726  118,206
#   Rallye SA............................................  1,932   33,583
#*  Recylex SA...........................................  1,500    3,539
#   Remy Cointreau SA....................................    212   18,542
    Rexel SA............................................. 19,882  295,682
    Rothschild & Co......................................    165    4,115
    Rubis SCA............................................  2,611  210,726
    Samse SA.............................................    132   18,816
    Sartorius Stedim Biotech.............................  1,836  130,406
    Savencia SA..........................................    669   43,523
    SEB SA...............................................  1,479  196,939
*   Societe des Bains de Mer et du Cercle des Etrangers
      a Monaco...........................................    283    9,690
#*  SOITEC............................................... 37,762   30,850
#*  Solocal Group........................................  3,303   12,567
    Somfy SA.............................................    212   80,038
    Sopra Steria Group...................................  1,069  125,548
*   Stallergenes Greer P.L.C.............................    209    5,840
*   Ste Industrielle d'Aviation Latecoere SA.............  4,872   17,858
    Stef SA..............................................    287   22,459
    STMicroelectronics NV................................ 29,937  218,911
    Synergie SA..........................................    659   21,882
    Tarkett SA...........................................    708   22,818
    Technicolor SA....................................... 17,993  113,071
    Technip SA...........................................  4,873  273,217
    Teleperformance......................................  3,757  349,564
    Television Francaise 1...............................  8,040   77,746
    TFF Group............................................     12    1,156
    Thermador Groupe.....................................    157   14,514
    Total Gabon..........................................     25    3,631
    Trigano SA...........................................  1,363   80,747
*   Ubisoft Entertainment SA.............................  6,345  260,424
#*  Valneva SE...........................................  1,226    3,223
    Vicat SA.............................................  1,332   79,555
    VIEL & Cie SA........................................  4,347   18,184
    Vilmorin & Cie SA....................................    497   32,930

                                     1829

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                          SHARES  VALUE++
                                                          ------ ----------
FRANCE -- (Continued)
*   Virbac SA............................................   239  $   47,078
                                                                 ----------
TOTAL FRANCE.............................................         7,271,313
                                                                 ----------
GERMANY -- (5.7%)
    Aareal Bank AG....................................... 5,739     188,562
#*  ADLER Real Estate AG................................. 1,028      15,419
*   ADVA Optical Networking SE........................... 3,107      27,839
#*  AIXTRON SE........................................... 8,383      52,630
    Amadeus Fire AG......................................   465      35,455
    Aurubis AG........................................... 2,557     132,866
    Axel Springer SE..................................... 2,531     138,718
    Bauer AG.............................................   422       5,833
#   BayWa AG............................................. 1,355      42,870
    Bechtle AG...........................................   986     114,122
#   Bertrandt AG.........................................   351      38,386
    Bijou Brigitte AG....................................   274      17,655
#*  Bilfinger SE......................................... 3,451     105,069
#   Biotest AG........................................... 1,179      21,840
    Borussia Dortmund GmbH & Co. KGaA.................... 8,179      36,119
    BRAAS Monier Building Group SA.......................   767      18,571
    CANCOM SE............................................ 1,419      73,402
    Carl Zeiss Meditec AG................................ 2,614      97,623
    CENTROTEC Sustainable AG............................. 1,248      19,693
    Cewe Stiftung & Co. KGAA.............................   476      37,641
#   Clere AG.............................................    92       2,801
    Comdirect Bank AG.................................... 2,500      25,925
    CompuGroup Medical SE................................ 2,314     100,021
*   Constantin Medien AG................................. 3,300       9,366
    CTS Eventim AG & Co. KGaA............................ 2,188      76,169
    Delticom AG..........................................   212       3,641
    Deutsche Beteiligungs AG.............................   817      25,877
    Deutsche EuroShop AG................................. 3,286     155,856
    Deutz AG............................................. 7,018      32,354
*   Dialog Semiconductor P.L.C........................... 4,518     148,152
    DIC Asset AG......................................... 4,013      39,100
    DMG Mori AG.......................................... 2,097     100,099
#   Drillisch AG......................................... 2,679     106,424
    Duerr AG............................................. 1,588     136,969
    Elmos Semiconductor AG...............................   624       7,782
    ElringKlinger AG..................................... 2,610      47,601
*   Evotec AG............................................ 6,909      31,613
    Fielmann AG.......................................... 1,483     114,558
    Fraport AG Frankfurt Airport Services Worldwide...... 3,057     167,190
    Freenet AG........................................... 8,771     244,911
    Fuchs Petrolub SE.................................... 2,381      91,601
    Gerresheimer AG...................................... 1,966     168,788
#   Gerry Weber International AG......................... 2,328      28,364
    Gesco AG.............................................   111       8,661
    GFK SE............................................... 1,560      59,816
    GFT Technologies SE.................................. 1,914      43,882
    Grammer AG........................................... 1,330      63,968
    GRENKE AG............................................   405      79,270
    Hamburger Hafen und Logistik AG...................... 2,121      33,890

                                     1830

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                          SHARES VALUE++
                                                          ------ --------
GERMANY -- (Continued)
#*  Heidelberger Druckmaschinen AG....................... 17,995 $ 51,776
    Hella KGaA Hueck & Co................................  1,488   54,314
    Hochtief AG..........................................    571   74,881
    Hornbach Baumarkt AG.................................    478   13,577
    Indus Holding AG.....................................  2,104  104,322
    Isra Vision AG.......................................    280   25,246
    Jenoptik AG..........................................  5,015   85,999
#   K+S AG...............................................  8,395  175,472
    KION Group AG........................................  3,343  183,310
*   Kloeckner & Co. SE................................... 11,414  153,032
*   Koenig & Bauer AG....................................  1,126   62,343
#*  Kontron AG...........................................  3,829   11,260
    Krones AG............................................  1,070  107,033
    KSB AG...............................................     31   12,991
*   KUKA AG..............................................  1,857  225,052
    KWS Saat SE..........................................    187   59,686
    Lanxess AG...........................................  6,091  287,797
    LEG Immobilien AG....................................  3,785  380,016
    Leoni AG.............................................  3,152  116,617
#*  LPKF Laser & Electronics AG..........................  1,968   15,185
#*  Manz AG..............................................    281    9,774
    MLP AG...............................................  3,534   13,670
    MTU Aero Engines AG..................................  3,006  307,173
    Nemetschek SE........................................  2,828  178,030
    Nexus AG.............................................  1,142   21,609
*   Nordex SE............................................  4,088  113,535
    Norma Group SE.......................................  1,997  103,844
    Osram Licht AG.......................................  5,316  276,577
*   Patrizia Immobilien AG...............................  2,712   68,480
    Pfeiffer Vacuum Technology AG........................    952   98,476
    PNE Wind AG..........................................  6,074   14,422
#   Puma SE..............................................    210   52,339
*   QIAGEN NV............................................ 12,774  335,328
#   QSC AG...............................................  8,683   14,339
    Rational AG..........................................    178   86,110
    Rheinmetall AG.......................................  2,860  200,377
    RHOEN-KLINIKUM AG....................................  3,558  104,855
    RIB Software AG......................................  4,385   49,087
    SAF-Holland SA.......................................  2,801   33,812
#   Salzgitter AG........................................  3,612  112,716
    Schaltbau Holding AG.................................    277   13,248
#*  SGL Carbon SE........................................  1,384   16,872
    SHW AG...............................................    529   14,798
    Sixt SE..............................................  1,196   64,002
#   SMA Solar Technology AG..............................  1,123   56,594
    Software AG..........................................  3,599  145,216
#*  Solarworld AG........................................     26      153
*   Stabilus SA..........................................    913   47,766
    Stada Arzneimittel AG................................  4,467  241,123
    STRATEC Biomedical AG................................    474   27,186
#   Stroeer SE & Co KGaA.................................  1,864   88,615
    Suedzucker AG........................................  6,873  171,988
*   Suess MicroTec AG....................................    651    4,373

                                     1831

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
GERMANY -- (Continued)
    Surteco SE...........................................       689 $   15,635
    TAG Immobilien AG....................................     8,791    125,155
    Takkt AG.............................................     2,567     61,644
    Technotrans AG.......................................       637     12,717
    TLG Immobilien AG....................................     4,319     96,695
#*  Tom Tailor Holding AG................................       856      3,394
*   Vossloh AG...........................................     1,244     76,849
    VTG AG...............................................       666     18,773
#   Wacker Chemie AG.....................................     1,113    103,750
    Wacker Neuson SE.....................................     2,250     40,192
    Washtec AG...........................................       509     20,759
*   Wincor Nixdorf AG....................................     1,671     92,463
    XING AG..............................................       282     56,350
    Zeal Network SE......................................       472     18,656
                                                                    ----------
TOTAL GERMANY............................................            9,404,390
                                                                    ----------
HONG KONG -- (2.7%)
    Alco Holdings, Ltd...................................    68,000     31,127
    Allied Group, Ltd....................................    13,600     69,275
    Allied Properties HK, Ltd............................   219,416     44,837
*   Apac Resources, Ltd..................................    65,694        940
    APT Satellite Holdings, Ltd..........................    43,500     29,945
#   Asia Financial Holdings, Ltd.........................    54,874     28,762
    Asia Satellite Telecommunications Holdings, Ltd......    11,500     16,561
    Asia Standard International Group, Ltd...............    24,940      5,182
#   ASM Pacific Technology, Ltd..........................    13,100     97,516
    Associated International Hotels, Ltd.................    28,000     77,619
    BEP International Holdings, Ltd......................   440,000     23,899
    Bonjour Holdings, Ltd................................    61,600      2,705
    Bright Smart Securities & Commodities Group, Ltd.....     6,000      1,715
    Brightoil Petroleum Holdings, Ltd....................   109,000     32,128
*   Brockman Mining, Ltd.................................   256,330      4,009
    Cafe de Coral Holdings, Ltd..........................    22,000     74,026
    Century City International Holdings, Ltd.............    43,340      2,765
*   Champion Technology Holdings, Ltd....................    88,591      1,211
    Chen Hsong Holdings..................................    30,000      6,128
    Chevalier International Holdings, Ltd................     4,000      6,465
*   China Energy Development Holdings, Ltd...............   162,000      2,075
*   China Ever Grand Financial Leasing Group Co., Ltd....   510,000      7,050
#*  China Public Procurement, Ltd........................ 1,164,000     15,362
#*  China Smarter Energy Group Holdings, Ltd.............   300,000     22,452
*   China Strategic Holdings, Ltd........................   551,250     14,223
    Chow Sang Sang Holdings International, Ltd...........    27,000     52,979
    CITIC Telecom International Holdings, Ltd............   139,000     52,397
    CK Life Sciences Int'l Holdings, Inc.................   352,000     31,811
*   Convoy Financial Holdings, Ltd.......................   516,000     16,351
*   CP Lotus Corp........................................   290,000      5,516
    Cross-Harbour Holdings, Ltd. (The)...................    30,658     41,854
    CSI Properties, Ltd..................................    89,543      3,410
    Dah Sing Banking Group, Ltd..........................    38,528     72,263
    Dah Sing Financial Holdings, Ltd.....................    13,006     87,271
    Dickson Concepts International, Ltd..................    14,500      4,971
*   EganaGoldpfeil Holdings, Ltd.........................    85,130         --

                                     1832

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                              SHARES   VALUE++
                                                             --------- --------
HONG KONG -- (Continued)
    Emperor Capital Group, Ltd..............................   144,000 $ 12,837
    Emperor Entertainment Hotel, Ltd........................    40,000    9,270
#   Emperor International Holdings, Ltd.....................   100,333   22,918
*   Emperor Watch & Jewellery, Ltd..........................   210,000    6,187
#*  Esprit Holdings, Ltd....................................   149,550  120,076
#   Fairwood Holdings, Ltd..................................     5,000   23,504
    Far East Consortium International, Ltd..................    95,560   33,174
#   FIH Mobile, Ltd.........................................   164,000   55,890
    First Pacific Co., Ltd..................................    90,000   69,996
    Fountain SET Holdings, Ltd..............................    28,000    3,289
*   Freeman Financial Corp., Ltd............................   500,000   25,878
    G-Resources Group, Ltd.................................. 2,118,000   37,220
#*  GCL New Energy Holdings, Ltd............................   280,000   12,130
*   Get Nice Financial Group, Ltd...........................    16,275    2,248
    Get Nice Holdings, Ltd..................................   651,000   22,308
#   Giordano International, Ltd.............................    86,000   45,168
*   Global Brands Group Holding, Ltd........................   496,000   43,575
    Glorious Sun Enterprises, Ltd...........................    72,000    8,823
*   Grande Holdings, Ltd. (The).............................    28,000      668
    Great Eagle Holdings, Ltd...............................    13,225   59,808
#   Guotai Junan International Holdings, Ltd................   154,400   52,027
    Haitong International Securities Group, Ltd.............   113,967   69,010
    Hanison Construction Holdings, Ltd......................    27,198    4,400
*   Hao Tian Development Group, Ltd.........................   343,200   18,889
    Harbour Centre Development, Ltd.........................    13,500   23,695
#   HKBN, Ltd...............................................    48,500   58,056
    HKR International, Ltd..................................    74,533   32,436
    Hong Kong Aircraft Engineering Co., Ltd.................     2,400   15,652
    Hong Kong Ferry Holdings Co., Ltd.......................    12,000   13,722
*   Hong Kong Television Network, Ltd.......................    32,239    5,740
    Hongkong & Shanghai Hotels, Ltd. (The)..................    40,500   43,352
#   Hongkong Chinese, Ltd...................................    90,000   17,101
    Hopewell Holdings, Ltd..................................    38,666  128,073
#   Hsin Chong Group Holding, Ltd...........................   214,000   18,706
    Hua Hong Semiconductor, Ltd.............................    16,000   15,021
    Hung Hing Printing Group, Ltd...........................    29,815    3,458
    Hutchison Telecommunications Hong Kong Holdings, Ltd....   118,000   43,236
#   IGG, Inc................................................    64,000   27,367
*   Imagi International Holdings, Ltd.......................   121,600    3,301
    IT, Ltd.................................................    54,000   16,509
    Johnson Electric Holdings, Ltd..........................    21,375   53,788
    K Wah International Holdings, Ltd.......................    94,276   47,722
    Kerry Logistics Network, Ltd............................    38,000   54,382
*   Ko Yo Chemical Group, Ltd...............................    80,000    1,149
*   Kong Sun Holdings, Ltd..................................    75,000    3,770
    Kowloon Development Co., Ltd............................    28,000   26,102
    L'Occitane International SA.............................    14,000   29,285
    Lai Sun Development Co., Ltd............................   885,416   16,015
*   Landing International Development, Ltd..................   785,000   15,393
*   Lifestyle China Group, Ltd..............................    39,000    7,792
    Lifestyle International Holdings, Ltd...................    39,000   55,081
    Lippo China Resources, Ltd..............................   586,000   14,973
    Liu Chong Hing Investment, Ltd..........................    18,000   22,431

                                     1833

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                          --------- -------
HONG KONG -- (Continued)
#   Luk Fook Holdings International, Ltd.................    26,000 $66,107
    Lung Kee Bermuda Holdings............................    26,000   7,209
#*  Macau Legend Development, Ltd........................   108,000  15,234
    Magnificent Hotel Investment, Ltd....................   336,000   7,564
    Man Wah Holdings, Ltd................................    90,400  66,039
*   Mason Financial Holdings, Ltd........................   880,000  31,242
#   Melco International Development, Ltd.................    53,000  54,507
#*  Midland Holdings, Ltd................................    60,000  18,589
    Ming Fai International Holdings, Ltd.................    44,000   5,222
    Miramar Hotel & Investment...........................    20,000  34,579
#*  Mongolian Mining Corp................................   171,249   1,589
    NagaCorp, Ltd........................................    92,000  62,950
*   NetMind Financial Holdings, Ltd...................... 2,064,000  21,283
*   New Times Energy Corp., Ltd..........................    34,800     794
    Newocean Energy Holdings, Ltd........................   110,000  32,699
    Next Digital, Ltd....................................    38,000   1,959
*   O Luxe Holdings, Ltd.................................    45,000   3,428
*   Orange Sky Golden Harvest Entertainment Holdings,
      Ltd................................................   115,000   5,724
#   Orient Overseas International, Ltd...................    19,500  69,228
    Oriental Watch Holdings..............................    14,000   1,663
*   Pacific Andes International Holdings, Ltd............   126,000   1,778
#*  Pacific Basin Shipping, Ltd..........................   282,000  31,318
#   Pacific Textiles Holdings, Ltd.......................    43,000  60,981
    Paliburg Holdings, Ltd...............................    26,000   7,535
#*  Paradise Entertainment, Ltd..........................    40,000   6,074
    Pico Far East Holdings, Ltd..........................    96,000  29,738
    Playmates Toys, Ltd..................................    60,000  11,375
    Polytec Asset Holdings, Ltd..........................    30,000   1,819
    Public Financial Holdings, Ltd.......................    24,000  10,135
    PYI Corp., Ltd.......................................   169,839   3,425
    Regal Hotels International Holdings, Ltd.............    29,000  14,217
    SA SA International Holdings, Ltd....................   114,074  49,792
#   SEA Holdings, Ltd....................................    38,000  91,245
    Shangri-La Asia, Ltd.................................    68,000  73,163
#   Shenwan Hongyuan HK, Ltd.............................    25,000  12,484
    Shun Ho Technology Holdings, Ltd.....................     5,544   1,931
    Shun Tak Holdings, Ltd...............................   130,000  42,197
    Sing Tao News Corp., Ltd.............................    14,000   1,874
    Singamas Container Holdings, Ltd.....................   132,000  12,270
*   Skyway Securities Group, Ltd.........................   500,000  17,723
    SmarTone Telecommunications Holdings, Ltd............    34,000  60,620
*   SOCAM Development, Ltd...............................    28,127  13,262
*   Solomon Systech International, Ltd...................    58,000   2,285
    Soundwill Holdings, Ltd..............................     4,000   6,339
    Stella International Holdings, Ltd...................    31,000  53,086
    Sun Hung Kai & Co., Ltd..............................    50,464  29,730
    TAI Cheung Holdings, Ltd.............................    25,000  20,671
    Tao Heung Holdings, Ltd..............................    17,000   3,850
    Television Broadcasts, Ltd...........................    25,900  87,929
    Texwinca Holdings, Ltd...............................    58,000  45,663
*   Titan Petrochemicals Group, Ltd......................   160,000   1,485
*   TOM Group, Ltd.......................................    80,000  21,504
    Town Health International Medical Group, Ltd.........   112,000  17,938

                                     1834

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                          SHARES   VALUE++
                                                          ------- ----------
HONG KONG -- (Continued)
    Transport International Holdings, Ltd................  30,000 $   82,799
#*  Trinity, Ltd.........................................  58,000      4,499
*   TSC Group Holdings, Ltd..............................  39,000      5,344
#*  United Laboratories International Holdings, Ltd.
      (The)..............................................  45,000     17,642
#*  United Photovoltaics Group, Ltd...................... 148,000     10,934
    Upbest Group, Ltd....................................  74,000     20,983
#   Value Partners Group, Ltd............................  53,000     44,774
    Varitronix International, Ltd........................  20,009      8,776
    Victory City International Holdings, Ltd.............  36,937      1,645
    Vitasoy International Holdings, Ltd..................  44,000     83,638
    VST Holdings, Ltd....................................  57,600     13,754
    VTech Holdings, Ltd..................................   8,200     89,193
    Wai Kee Holdings, Ltd................................  52,000     16,845
    Wing On Co. International, Ltd.......................  18,000     52,842
    Wing Tai Properties, Ltd.............................   6,000      3,576
*   Xinyi Automobile Glass Hong Kong Enterprises, Ltd....  19,250      3,300
    Xinyi Glass Holdings, Ltd............................ 154,000    117,862
    YGM Trading, Ltd.....................................   4,000      2,133
                                                                  ----------
TOTAL HONG KONG..........................................          4,492,985
                                                                  ----------
IRELAND -- (0.4%)
    C&C Group P.L.C......................................  18,373     74,038
*   FBD Holdings P.L.C.(0329028).........................   1,308      8,810
*   FBD Holdings P.L.C.(4330231).........................   1,355      9,364
    Glanbia P.L.C........................................   7,132    137,337
    Irish Continental Group P.L.C.(BLP5857)..............   6,015     31,736
    Irish Continental Group P.L.C.(BLP59W1)..............   3,760     19,212
*   Kenmare Resources P.L.C.(BDBGZ46)....................     718         --
*   Kenmare Resources P.L.C.(BDC5DG0)....................     255        713
    Kingspan Group P.L.C.(4491235).......................   3,605     82,705
    Kingspan Group P.L.C.(0492793).......................   5,394    125,365
    Smurfit Kappa Group P.L.C............................   4,588    107,740
                                                                  ----------
TOTAL IRELAND............................................            597,020
                                                                  ----------
ISRAEL -- (0.6%)
#*  Africa Israel Investments, Ltd.......................   2,681        835
*   Airport City, Ltd....................................   6,889     73,615
*   Allot Communications, Ltd............................   3,228     15,932
    Amot Investments, Ltd................................  10,843     45,486
*   AudioCodes, Ltd......................................   1,200      5,014
    Brack Capital Properties NV..........................     282     24,798
*   Cellcom Israel, Ltd..................................   5,134     37,183
*   Clal Biotechnology Industries, Ltd...................   4,323      3,251
*   Clal Insurance Enterprises Holdings, Ltd.............   1,159     12,529
*   Compugen, Ltd........................................   3,299     22,418
    Delek Automotive Systems, Ltd........................   4,148     36,048
    Delta-Galil Industries, Ltd..........................     357     10,809
    Electra, Ltd.........................................      90     12,388
    First International Bank Of Israel, Ltd..............   3,594     45,316
    Formula Systems 1985, Ltd............................     474     17,954
    Frutarom Industries, Ltd.............................     505     25,337
*   Gilat Satellite Networks, Ltd........................   2,140      9,766

                                     1835

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
ISRAEL -- (Continued)
*   Hadera Paper, Ltd.........................................     146 $  4,513
    Harel Insurance Investments & Financial Services, Ltd.....   6,624   24,411
    IDI Insurance Co., Ltd....................................     657   31,869
*   Israel Discount Bank, Ltd. Class A........................  18,996   32,777
*   Jerusalem Oil Exploration.................................     820   36,140
*   Kamada, Ltd...............................................   1,265    5,063
    Matrix IT, Ltd............................................   1,899   13,233
#*  Mazor Robotics, Ltd.......................................   1,564   17,187
*   Mazor Robotics, Ltd. Sponsored ADR........................     900   20,394
    Melisron, Ltd.............................................   1,177   50,299
*   Menora Mivtachim Holdings, Ltd............................   3,053   24,660
*   Migdal Insurance & Financial Holding, Ltd.................  34,652   21,083
*   Naphtha Israel Petroleum Corp., Ltd.......................   1,752   10,816
*   Nova Measuring Instruments, Ltd...........................   1,136   12,869
*   Oil Refineries, Ltd.......................................  86,916   31,419
*   Partner Communications Co., Ltd...........................   7,236   34,672
    Paz Oil Co., Ltd..........................................     419   68,288
*   Phoenix Holdings, Ltd. (The)..............................   4,361   10,597
    Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.......     415   16,141
    Sapiens International Corp. NV............................     884   11,529
    Shikun & Binui, Ltd.......................................   9,961   17,564
    Shufersal, Ltd............................................   4,123   14,471
    Strauss Group, Ltd........................................   2,520   40,584
*   Tower Semiconductor, Ltd..................................   3,073   41,855
                                                                       --------
TOTAL ISRAEL..................................................          991,113
                                                                       --------
ITALY -- (3.3%)
    A2A SpA...................................................  77,745  110,441
    ACEA SpA..................................................   3,393   47,233
#   Amplifon SpA..............................................   9,533   95,136
    Anima Holding SpA.........................................  12,163   61,054
    Ansaldo STS SpA...........................................  10,015  117,363
*   Arnoldo Mondadori Editore SpA.............................   7,418    8,348
    Ascopiave SpA.............................................  10,073   31,757
#   Astaldi SpA...............................................   5,928   25,951
    Autogrill SpA.............................................   9,960   86,710
    Azimut Holding SpA........................................   7,759  122,183
#*  Banca Carige SpA..........................................  13,880    5,210
    Banca Generali SpA........................................   3,372   69,806
    Banca IFIS SpA............................................   2,101   48,028
    Banca Mediolanum SpA......................................  10,261   75,297
    Banca Popolare dell'Emilia Romagna SC.....................  36,675  150,883
#*  Banca Popolare dell'Etruria e del Lazio SC................  25,255       --
#   Banca Popolare di Milano Scarl............................ 330,269  160,520
    Banca Popolare di Sondrio SCARL...........................  43,376  117,360
#   Banca Profilo SpA.........................................  12,870    2,723
    Banco di Desio e della Brianza SpA........................   5,000    9,517
    Banco Popolare SC.........................................  42,305  119,320
    Brembo SpA................................................   1,837  107,430
#   Brunello Cucinelli SpA....................................   2,157   40,262
    Buzzi Unicem SpA..........................................   4,611   92,544
#   Cairo Communication SpA...................................   3,961   17,662
*   Caltagirone Editore SpA...................................   3,000    2,886

                                     1836

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                          SHARES  VALUE++
                                                          ------- --------
ITALY -- (Continued)
    Cementir Holding SpA.................................   3,618 $ 15,774
    Cerved Information Solutions SpA.....................  10,331   86,703
    CIR-Compagnie Industriali Riunite SpA................  36,555   41,984
    Credito Emiliano SpA.................................   9,212   58,475
    Credito Valtellinese SC..............................  95,790   42,541
    Danieli & C Officine Meccaniche SpA..................   1,158   22,840
    Datalogic SpA........................................   1,800   32,470
    Davide Campari-Milano SpA............................  19,493  201,415
    De' Longhi SpA.......................................   3,720   93,001
    DiaSorin SpA.........................................   1,114   70,146
*   Ei Towers SpA........................................   1,471   79,357
    ERG SpA..............................................   6,483   75,208
    Esprinet SpA.........................................   2,060   12,867
    Falck Renewables SpA.................................   2,864    2,395
    FinecoBank Banca Fineco SpA..........................   9,124   54,284
#   Geox SpA.............................................   3,764   10,833
*   Gruppo Editoriale L'Espresso SpA.....................   7,849    6,713
    Hera SpA.............................................  42,702  121,086
    IMMSI SpA............................................   8,658    3,881
    Industria Macchine Automatiche SpA...................     912   53,822
*   Intek Group SpA......................................  17,854    4,097
    Interpump Group SpA..................................   4,598   74,481
    Iren SpA.............................................  50,122   82,378
*   Italcementi SpA......................................  11,076  131,156
    Italmobiliare SpA....................................     725   31,322
#   Maire Tecnimont SpA..................................   9,016   23,001
    MARR SpA.............................................   3,575   75,165
    Mediaset SpA.........................................  52,344  158,624
    Mediobanca SpA.......................................  13,738   96,315
    Moleskine SpA........................................  10,980   26,646
    Moncler SpA..........................................   6,533  114,652
    OVS SpA..............................................   5,750   33,823
    Parmalat SpA.........................................  23,995   63,112
#   Piaggio & C SpA......................................  11,804   21,652
    Prysmian SpA.........................................  12,247  286,791
    Recordati SpA........................................   7,452  241,859
    Reply SpA............................................     480   68,674
    Sabaf SpA............................................     217    2,217
    SAES Getters SpA.....................................     616    8,738
*   Safilo Group SpA.....................................   2,996   23,818
*   Saipem SpA........................................... 356,707  156,291
    Salini Impregilo SpA.................................  18,202   55,144
#   Salvatore Ferragamo SpA..............................   2,957   69,709
    Saras SpA............................................  34,552   59,587
    Societa Cattolica di Assicurazioni SCRL..............  13,600   95,872
    Societa Iniziative Autostradali e Servizi SpA........   5,499   50,047
*   Sogefi SpA...........................................   3,015    5,129
    SOL SpA..............................................   2,651   23,463
    Tamburi Investment Partners SpA......................   5,222   20,982
*   Tiscali SpA.......................................... 110,959    5,834
#   Tod's SpA............................................   1,042   61,187
    Trevi Finanziaria Industriale SpA....................   6,018    7,900
    Unipol Gruppo Finanziario SpA........................  39,687  110,201

                                     1837

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                          SHARES  VALUE++
                                                          ------ ----------
ITALY -- (Continued)
    UnipolSai SpA........................................ 83,153 $  139,508
    Vittoria Assicurazioni SpA...........................  2,848     29,143
*   Yoox Net-A-Porter Group SpA..........................  3,036     85,097
    Zignago Vetro SpA....................................  1,896     11,874
                                                                 ----------
TOTAL ITALY..............................................         5,366,908
                                                                 ----------
JAPAN -- (21.2%)
    77 Bank, Ltd. (The).................................. 26,000     99,610
    Accordia Golf Co., Ltd...............................  3,600     41,968
    Achilles Corp........................................  6,000      8,247
    Adastria Co., Ltd....................................  2,040     63,548
    ADEKA Corp...........................................  5,600     74,136
#   Aderans Co., Ltd.....................................  1,700      7,723
    Advantest Corp.......................................  5,800     76,928
    Aeon Delight Co., Ltd................................  1,100     33,445
    Ahresty Corp.........................................    700      4,976
    Ai Holdings Corp.....................................  1,600     39,233
    Aica Kogyo Co., Ltd..................................  3,000     72,457
    Aichi Bank, Ltd. (The)...............................    800     40,244
    Aichi Corp...........................................  2,400     19,083
    Aichi Steel Corp.....................................  7,000     34,935
    Aichi Tokei Denki Co., Ltd...........................  3,000      9,164
    Aida Engineering, Ltd................................  4,000     33,306
    Ain Holdings, Inc....................................  1,200     82,626
#   Aiphone Co., Ltd.....................................  1,100     19,959
    Aisan Industry Co., Ltd..............................  2,770     19,885
#*  Akebono Brake Industry Co., Ltd......................  6,500     13,281
    Akita Bank, Ltd. (The)............................... 15,000     48,608
#   Alpen Co., Ltd.......................................    800     13,828
    Alpine Electronics, Inc..............................  3,800     41,050
    Alps Logistics Co., Ltd..............................  2,000     11,501
    Amano Corp...........................................  4,200     67,943
    Amuse, Inc...........................................  1,000     19,673
    Anest Iwata Corp.....................................  3,000     28,122
    Anicom Holdings, Inc.................................    900     24,084
#   Anritsu Corp......................................... 13,200     76,720
    AOKI Holdings, Inc...................................  3,200     35,777
    Aomori Bank, Ltd. (The).............................. 17,000     53,446
    Aoyama Trading Co., Ltd..............................  3,100    114,158
    Arakawa Chemical Industries, Ltd.....................  1,800     17,367
    Arata Corp...........................................    400      8,885
    Arcland Sakamoto Co., Ltd............................  3,000     33,309
    Arcland Service Holdings Co., Ltd....................  1,000     28,480
    Arcs Co., Ltd........................................  2,200     56,863
    Ariake Japan Co., Ltd................................    900     49,577
    Arisawa Manufacturing Co., Ltd.......................  5,100     27,487
    Artnature, Inc.......................................  1,000      8,052
    As One Corp..........................................    990     40,855
#   Asahi Co., Ltd.......................................    800     11,335
    Asahi Diamond Industrial Co., Ltd....................  4,500     34,668
    Asahi Holdings, Inc..................................  1,400     23,866
    Asahi Kogyosha Co., Ltd..............................  3,000     16,382
    Asahi Yukizai Corp...................................  3,000      5,639

                                     1838

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                              SHARES VALUE++
                                                              ------ -------
JAPAN -- (Continued)
    Asatsu-DK, Inc...........................................  2,100 $49,031
    Ashikaga Holdings Co., Ltd............................... 13,000  43,350
#   Ashimori Industry Co., Ltd...............................  3,000   4,918
    ASKA Pharmaceutical Co., Ltd.............................  2,000  37,767
    ASKUL Corp...............................................  1,100  37,845
    Asunaro Aoki Construction Co., Ltd.......................  1,800  12,145
#   Atom Corp................................................  1,100   7,401
    Atsugi Co., Ltd.......................................... 15,000  15,961
    Autobacs Seven Co., Ltd..................................  4,500  65,204
    Avex Group Holdings, Inc.................................  2,100  24,626
    Awa Bank, Ltd. (The)..................................... 11,000  67,312
    Axial Retailing, Inc.....................................  1,200  39,976
    Azbil Corp...............................................  2,200  66,399
    Bando Chemical Industries, Ltd...........................  5,000  24,722
    Bank of Iwate, Ltd. (The)................................  1,300  55,471
#   Bank of Nagoya, Ltd. (The)............................... 14,000  47,979
    Bank of Okinawa, Ltd. (The)..............................  2,160  67,759
    Bank of Saga, Ltd. (The)................................. 16,000  40,469
    Bank of the Ryukyus, Ltd.................................  3,600  39,522
    Belc Co., Ltd............................................  1,000  40,743
    Belluna Co., Ltd.........................................  2,800  18,088
    Benefit One, Inc.........................................  1,900  58,821
    Best Denki Co., Ltd......................................  2,500   2,501
    Bic Camera, Inc..........................................  4,500  39,926
    BML, Inc.................................................  1,000  47,910
    Bookoff Corp.............................................  1,000   8,122
    Broadleaf Co., Ltd.......................................  1,400  14,053
#   BRONCO BILLY Co., Ltd....................................  1,100  34,769
    Bunka Shutter Co., Ltd...................................  4,984  40,818
    C Uyemura & Co., Ltd.....................................    400  17,554
    CAC Holdings Corp........................................  1,700  13,072
    Calsonic Kansei Corp..................................... 12,000  92,317
    Canon Electronics, Inc...................................  1,500  22,746
    Capcom Co., Ltd..........................................  2,200  44,869
    Cawachi, Ltd.............................................  1,300  30,376
    Central Glass Co., Ltd................................... 17,000  73,322
    Chiba Kogyo Bank, Ltd. (The).............................  3,200  13,464
    Chiyoda Co., Ltd.........................................  1,700  40,159
    Chiyoda Corp.............................................  9,000  63,123
    Chiyoda Integre Co., Ltd.................................    600  12,163
    Chofu Seisakusho Co., Ltd................................  1,800  45,569
    Chori Co., Ltd...........................................    500   7,478
    Chudenko Corp............................................  2,200  46,925
#   Chuetsu Pulp & Paper Co., Ltd............................  8,000  16,736
*   Chugai Mining Co., Ltd...................................  5,000   1,021
    Chugai Ro Co., Ltd.......................................  7,000  14,233
    Chugoku Marine Paints, Ltd...............................  5,000  33,751
    Chukyo Bank, Ltd. (The)..................................  7,000  16,249
    Chuo Spring Co., Ltd.....................................  5,000  13,624
    Ci:z Holdings Co., Ltd...................................  1,400  34,450
    Citizen Holdings Co., Ltd................................ 17,800  95,345
    CKD Corp.................................................  4,700  43,669
    Clarion Co., Ltd.........................................  6,000  14,830

                                     1839

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                             SHARES VALUE++
                                                             ------ --------
JAPAN -- (Continued)
       Cleanup Corp.........................................  2,000 $ 15,990
       CMIC Holdings Co., Ltd...............................    600    9,905
*      CMK Corp.............................................  2,000    9,395
       Coca-Cola East Japan Co., Ltd........................  2,970   57,314
       Cocokara fine, Inc...................................  2,379   84,239
#      Colowide Co., Ltd....................................  2,100   39,149
       Computer Engineering & Consulting, Ltd...............  1,500   20,945
#      COMSYS Holdings Corp.................................  1,000   16,633
       CONEXIO Corp.........................................  1,300   19,256
       COOKPAD, Inc.........................................  3,000   42,050
       Corona Corp..........................................  1,300   13,068
       Cosel Co., Ltd.......................................  1,600   18,094
       Cosmo Energy Holdings Co., Ltd.......................  4,700   51,766
       Create Restaurants Holdings, Inc.....................  2,100   21,676
       Create SD Holdings Co., Ltd..........................  2,400   58,505
#      CROOZ, Inc...........................................    600   11,231
       DA Consortium, Inc...................................  2,600   26,632
       Dai Nippon Toryo Co., Ltd............................ 11,000   21,708
       Dai-Dan Co., Ltd.....................................  3,000   24,641
#      Dai-ichi Seiko Co., Ltd..............................  1,400   14,470
       Daibiru Corp.........................................  2,900   27,936
       Daido Metal Co., Ltd.................................  3,000   33,701
       Daido Steel Co., Ltd................................. 22,000   89,282
       Daifuku Co., Ltd.....................................  5,400  113,465
       Daihen Corp.......................................... 11,000   56,449
       Daiho Corp...........................................  8,000   44,150
       Daiichi Jitsugyo Co., Ltd............................  4,000   19,173
       Daiichikosho Co., Ltd................................  1,100   50,216
       Daiken Corp..........................................  7,000   23,629
       Daiki Aluminium Industry Co., Ltd....................  3,000    9,196
#      Daikoku Denki Co., Ltd...............................    900   12,037
       Daikokutenbussan Co., Ltd............................    500   21,747
       Daikyo, Inc.......................................... 27,000   47,331
       Daikyonishikawa Corp.................................  2,400   34,055
       Dainichiseika Color & Chemicals Manufacturing Co.,
         Ltd................................................  8,000   36,700
#      Daio Paper Corp......................................  4,800   54,014
       Daisan Bank, Ltd. (The).............................. 20,000   34,736
       Daiseki Co., Ltd.....................................  2,130   38,477
       Daishi Bank, Ltd. (The).............................. 23,000   87,355
       Daito Bank, Ltd. (The)............................... 10,000   19,052
       Daito Pharmaceutical Co., Ltd........................    550   12,535
       Daiwa Industries, Ltd................................  3,000   27,310
       Daiwabo Holdings Co., Ltd............................ 22,000   51,334
#      DCM Holdings Co., Ltd................................  5,200   44,452
       Denka Co., Ltd....................................... 20,000   86,731
       Denki Kogyo Co., Ltd.................................  3,000   14,989
       Denyo Co., Ltd.......................................  2,000   20,823
       Descente, Ltd........................................  3,300   36,754
       Digital Arts, Inc....................................  1,000   22,816
#      Digital Garage, Inc..................................  1,400   26,598
#      DMG Mori Co., Ltd....................................  8,000   83,067
       Doshisha Co., Ltd....................................  1,700   35,562
       Doutor Nichires Holdings Co., Ltd....................  2,212   42,507

                                     1840

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
JAPAN -- (Continued)
    Dowa Holdings Co., Ltd............................... 13,000 $ 68,528
    DTS Corp.............................................  1,500   29,595
    Duskin Co., Ltd......................................  2,700   49,085
    Dydo Drinco, Inc.....................................    500   26,093
    Eagle Industry Co., Ltd..............................  2,000   25,222
    Earth Chemical Co., Ltd..............................  1,100   52,154
#   EDION Corp...........................................  8,900   74,281
#   Ehime Bank, Ltd. (The)............................... 20,000   48,152
    Eighteenth Bank, Ltd. (The).......................... 16,000   44,635
    Eiken Chemical Co., Ltd..............................  2,000   46,616
    Eizo Corp............................................  1,500   40,906
    Elecom Co., Ltd......................................  1,100   25,342
    en-japan, Inc........................................  1,600   28,809
    Enplas Corp..........................................    700   19,644
    EPS Holdings, Inc....................................  2,000   27,258
    ESPEC Corp...........................................  2,000   26,590
    Exedy Corp...........................................  1,800   42,507
#   F@N Communications, Inc..............................  1,800   14,599
#   Fancl Corp...........................................  2,700   45,208
    FCC Co., Ltd.........................................  2,100   40,856
    Feed One Co., Ltd....................................  4,400    4,883
    Ferrotec Corp........................................  2,700   35,236
    FIDEA Holdings Co., Ltd.............................. 17,300   25,698
    Fields Corp..........................................  1,100   14,202
    Financial Products Group Co., Ltd....................  2,600   25,980
#   FINDEX, Inc..........................................    700    7,782
    Foster Electric Co., Ltd.............................  2,000   38,383
    FP Corp..............................................  1,800   93,983
    France Bed Holdings Co., Ltd.........................  1,600   14,352
    Fudo Tetra Corp...................................... 19,300   33,717
    Fuji Co., Ltd........................................  1,500   32,791
    Fuji Corp., Ltd......................................  3,000   20,332
    Fuji Kosan Co., Ltd..................................    600    2,499
#   Fuji Kyuko Co., Ltd..................................  4,000   56,435
#   Fuji Machine Manufacturing Co., Ltd..................  3,400   34,803
*   Fuji Oil Co., Ltd....................................  1,800    5,464
    Fuji Oil Holdings, Inc...............................  3,500   76,766
    Fuji Seal International, Inc.........................  1,200   47,229
    Fuji Soft, Inc.......................................  2,200   54,539
    Fujibo Holdings, Inc.................................  8,000   23,670
    Fujicco Co., Ltd.....................................  1,400   40,309
    Fujikura Kasei Co., Ltd..............................  2,000   11,741
    Fujikura, Ltd........................................ 22,000  123,927
    Fujimi, Inc..........................................  1,400   23,522
    Fujimori Kogyo Co., Ltd..............................    800   17,073
    Fujitec Co., Ltd.....................................  4,000   38,435
    Fujitsu General, Ltd.................................  3,000   70,233
    Fukui Bank, Ltd. (The)............................... 16,000   42,078
#   Fukushima Bank, Ltd. (The)........................... 14,000   12,845
    Fukushima Industries Corp............................  1,500   51,189
#   Fukuyama Transporting Co., Ltd.......................  7,000   39,777
#   Funai Electric Co., Ltd..............................    600    5,174
    Funai Soken Holdings, Inc............................  2,040   28,316

                                     1841

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Furukawa Co., Ltd.......................................... 33,000 $ 53,618
    Furukawa Electric Co., Ltd................................. 36,000   93,997
    Furuno Electric Co., Ltd...................................  3,500   17,565
    Furusato Industries, Ltd...................................  1,000   13,757
    Fuso Pharmaceutical Industries, Ltd........................  5,000   13,838
    Futaba Corp................................................  3,800   70,372
    Futaba Industrial Co., Ltd.................................  3,500   17,869
    Future Corp................................................    800    6,337
    Fuyo General Lease Co., Ltd................................  1,600   72,610
    G-Tekt Corp................................................  1,800   27,476
    Gakken Holdings Co., Ltd...................................  3,000    8,368
#   Genky Stores, Inc..........................................    600   20,241
#   Geo Holdings Corp..........................................  3,000   43,332
    GLOBERIDE, Inc.............................................  1,000   16,530
    Glory, Ltd.................................................  1,700   47,176
    GMO internet, Inc..........................................  4,200   54,383
    GMO Payment Gateway, Inc...................................    800   45,907
    Godo Steel, Ltd............................................  6,000   10,068
    Goldcrest Co., Ltd.........................................  1,190   18,739
*   Gree, Inc.................................................. 10,400   52,529
    GS Yuasa Corp.............................................. 18,000   73,650
    Gun-Ei Chemical Industry Co., Ltd..........................  7,000   20,844
    Gunma Bank, Ltd. (The)..................................... 18,000   72,573
    Gunze, Ltd................................................. 19,000   54,611
    Gurunavi, Inc..............................................  1,000   26,361
    H2O Retailing Corp.........................................  3,800   49,906
    Hakuto Co., Ltd............................................  1,400   12,691
    Hamakyorex Co., Ltd........................................    800   14,552
    Handsman Co., Ltd..........................................    800   18,273
    Hanwa Co., Ltd............................................. 18,000   96,294
#   Happinet Corp..............................................  1,800   19,573
    Hazama Ando Corp...........................................  9,810   60,461
    Heiwa Corp.................................................  2,800   57,526
    Heiwa Real Estate Co., Ltd.................................  3,600   47,289
    Heiwado Co., Ltd...........................................  2,500   48,363
    HI-LEX Corp................................................  1,100   29,183
    Hibiya Engineering, Ltd....................................  2,400   38,994
    Hiday Hidaka Corp..........................................    864   21,477
    Hioki EE Corp..............................................    300    5,411
#   HIS Co., Ltd...............................................  1,700   45,281
    Hisaka Works, Ltd..........................................  2,000   16,786
    Hitachi Koki Co., Ltd......................................  4,100   27,492
    Hitachi Kokusai Electric, Inc..............................  2,000   31,969
    Hitachi Maxell, Ltd........................................  2,300   38,428
    Hitachi Transport System, Ltd..............................  2,200   42,886
    Hitachi Zosen Corp......................................... 12,900   65,340
    Hochiki Corp...............................................  1,700   18,940
#   Hodogaya Chemical Co., Ltd.................................  4,000    9,842
    Hogy Medical Co., Ltd......................................  1,100   70,685
    Hokkaido Coca-Cola Bottling Co., Ltd.......................  3,000   17,617
    Hokkaido Electric Power Co., Inc........................... 13,800  109,466
    Hokkaido Gas Co., Ltd......................................  4,000   10,951
    Hokkan Holdings, Ltd.......................................  6,000   18,500

                                     1842

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
JAPAN -- (Continued)
    Hokkoku Bank, Ltd. (The)............................. 22,000 $ 69,131
    Hokuetsu Bank, Ltd. (The)............................ 23,000   47,642
    Hokuetsu Kishu Paper Co., Ltd........................  9,600   67,881
    Hokuhoku Financial Group, Inc........................ 50,000   64,169
    Hokuriku Electric Industry Co., Ltd..................  4,000    4,878
    Hokuto Corp..........................................  1,600   29,708
#   Honeys Co., Ltd......................................    770   10,312
#   Hoosiers Holdings....................................    700    3,774
    Horiba, Ltd..........................................  2,200  102,948
#   Hosiden Corp.........................................  3,100   18,965
#   Hosokawa Micron Corp.................................  2,000   10,570
    House Foods Group, Inc...............................  2,600   63,687
    Howa Machinery, Ltd..................................    500    2,653
    Hyakugo Bank, Ltd. (The)............................. 19,000   73,064
    Hyakujushi Bank, Ltd. (The).......................... 22,000   73,523
    Ibiden Co., Ltd......................................  7,000   89,361
    IBJ Leasing Co., Ltd.................................  1,600   29,052
    Ichibanya Co., Ltd...................................    200    6,686
    Ichigo, Inc..........................................  7,300   31,880
#   Ichikoh Industries, Ltd..............................  4,000   11,634
    Ichiyoshi Securities Co., Ltd........................  4,100   31,769
    Icom, Inc............................................    700   14,478
    Idec Corp............................................  1,600   14,834
#   IDOM, Inc............................................  2,200   11,140
    Ihara Chemical Industry Co., Ltd.....................  3,100   32,650
    Iino Kaiun Kaisha, Ltd...............................  7,300   26,395
    Imasen Electric Industrial...........................    801    7,203
    Inaba Denki Sangyo Co., Ltd..........................  1,400   50,698
    Inaba Seisakusho Co., Ltd............................    200    2,446
    Inabata & Co., Ltd...................................  4,000   39,931
    Inageya Co., Ltd.....................................  2,000   27,437
    Ines Corp............................................  3,600   38,268
    Infomart Corp........................................  1,600   17,285
    Intage Holdings, Inc.................................    800   12,782
    Internet Initiative Japan, Inc.......................  1,300   27,430
    Inui Global Logistics Co., Ltd.......................    525    4,790
#   Iriso Electronics Co., Ltd...........................    900   52,606
    Iseki & Co., Ltd..................................... 14,000   30,479
*   Ishihara Sangyo Kaisha, Ltd.......................... 24,000   15,560
    Istyle, Inc..........................................  2,500   22,366
    Itochu Enex Co., Ltd.................................  4,000   34,295
    Itochu-Shokuhin Co., Ltd.............................    600   24,351
*   Itoham Yonekyu Holdings, Inc.........................  8,631   88,852
    Itoki Corp...........................................  3,000   16,996
    IwaiCosmo Holdings, Inc..............................    900    7,883
    Iwasaki Electric Co., Ltd............................  4,000    5,941
    Iwatani Corp.........................................  9,000   52,283
*   Iwatsu Electric Co., Ltd.............................  3,000    1,952
    Iyo Bank, Ltd. (The)................................. 12,100   77,984
#   J Trust Co., Ltd.....................................  8,500   64,176
    J-Oil Mills, Inc.....................................  6,000   20,276
    Jaccs Co., Ltd....................................... 11,000   50,964
    Jafco Co., Ltd.......................................  2,200   57,625

                                     1843

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
JAPAN -- (Continued)
#   Jamco Corp...........................................  1,500 $ 29,782
#*  Janome Sewing Machine Co., Ltd.......................  2,299   13,163
#   Japan Aviation Electronics Industry, Ltd.............  4,000   58,833
#*  Japan Communications, Inc............................ 10,600   22,069
    Japan Digital Laboratory Co., Ltd....................  2,300   31,714
#*  Japan Display, Inc................................... 27,100   48,646
#   Japan Drilling Co., Ltd..............................    600   12,621
    Japan Material Co., Ltd..............................  1,100   38,878
    Japan Medical Dynamic Marketing, Inc.................    770    5,492
    Japan Petroleum Exploration Co., Ltd.................  2,800   58,447
    Japan Pulp & Paper Co., Ltd..........................  5,000   17,814
    Japan Securities Finance Co., Ltd.................... 11,300   45,700
    Japan Steel Works, Ltd. (The)........................ 20,000   89,470
    Japan Transcity Corp.................................  3,000   11,308
#   Japan Wool Textile Co., Ltd. (The)...................  6,000   41,925
    JBCC Holdings, Inc...................................  2,000   12,868
    JCU Corp.............................................    300    9,735
    Jeol, Ltd............................................  9,000   36,069
    Jimoto Holdings, Inc................................. 10,000   15,343
#   Jin Co., Ltd.........................................    600   24,892
    Joshin Denki Co., Ltd................................  2,000   16,797
    JSP Corp.............................................  1,300   30,026
    Juki Corp............................................  2,200   18,868
    Juroku Bank, Ltd. (The).............................. 30,000   85,542
    Justsystems Corp.....................................  2,300   19,757
#   JVC Kenwood Corp..................................... 13,070   30,068
    K&O Energy Group, Inc................................  1,000   14,262
#   K's Holdings Corp....................................  4,200   77,632
    kabu.com Securities Co., Ltd.........................  8,100   26,972
*   Kadokawa Dwango......................................  4,169   56,183
    Kaga Electronics Co., Ltd............................    900   11,129
    Kameda Seika Co., Ltd................................    600   33,061
    Kamei Corp...........................................  2,000   16,317
    Kanagawa Chuo Kotsu Co., Ltd.........................  4,000   24,109
    Kanamoto Co., Ltd....................................  2,000   41,689
    Kandenko Co., Ltd....................................  5,000   49,006
    Kanematsu Corp....................................... 37,025   60,581
    Kanematsu Electronics, Ltd...........................    500    9,445
    Kansai Urban Banking Corp............................  1,100   11,322
#   Kanto Denka Kogyo Co., Ltd...........................  4,000   43,214
#   Kappa Create Co., Ltd................................    400    4,792
    Kasai Kogyo Co., Ltd.................................  1,500   14,843
#   Katakura Industries Co., Ltd.........................    900   10,686
    Kato Sangyo Co., Ltd.................................  2,000   48,246
    Kato Works Co., Ltd..................................  4,000   17,190
#   KAWADA TECHNOLOGIES, Inc.............................    200    7,029
    Kawai Musical Instruments Manufacturing Co., Ltd.....    500    9,430
#   Kawasaki Kisen Kaisha, Ltd........................... 62,000  152,184
    Keihin Corp..........................................  2,900   45,416
    Keiyo Bank, Ltd. (The)............................... 18,000   76,721
#   Keiyo Co., Ltd.......................................  2,000   10,432
    Kenedix, Inc.........................................  2,500   10,067
    Kenko Mayonnaise Co., Ltd............................  1,200   35,681

                                     1844

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                           SHARES VALUE++
                                                           ------ --------
JAPAN -- (Continued)
     Key Coffee, Inc......................................  1,300 $ 24,982
#    KFC Holdings Japan, Ltd..............................    700   12,742
     Kintetsu World Express, Inc..........................  2,400   33,347
     Kinugawa Rubber Industrial Co., Ltd..................  3,000   22,719
     Kissei Pharmaceutical Co., Ltd.......................  1,100   25,053
     Kita-Nippon Bank, Ltd. (The).........................    400   11,443
     Kitagawa Iron Works Co., Ltd.........................  7,000   11,949
     Kitz Corp............................................  8,600   46,055
     Kiyo Bank, Ltd. (The)................................  4,800   69,839
#*   KLab, Inc............................................  2,400   14,209
*    KNT-CT Holdings Co., Ltd.............................  6,000    8,154
     Koa Corp.............................................  3,500   29,005
#    Kobe Bussan Co., Ltd.................................  1,000   19,929
#    Kohnan Shoji Co., Ltd................................  2,000   40,975
     Koike Sanso Kogyo Co., Ltd...........................  4,000    9,237
*    Kojima Co., Ltd......................................  2,300    5,408
     Kokuyo Co., Ltd......................................  5,900   86,719
     Komatsu Seiren Co., Ltd..............................  4,000   26,627
     Komeri Co., Ltd......................................  2,400   54,018
     Komori Corp..........................................  3,200   35,748
     Konaka Co., Ltd......................................  1,760    8,692
     Konishi Co., Ltd.....................................  4,000   52,395
     Konoike Transport Co., Ltd...........................  2,900   33,550
     Kumagai Gumi Co., Ltd................................ 21,000   69,899
     Kumiai Chemical Industry Co., Ltd....................  5,400   32,468
     Kura Corp............................................    500   26,375
     Kurabo Industries, Ltd............................... 18,000   33,751
     Kureha Corp.......................................... 12,000   49,937
     Kurimoto, Ltd........................................ 11,000   17,841
     Kuroda Electric Co., Ltd.............................  2,400   43,938
#    Kusuri No Aoki Co., Ltd..............................  1,000   51,559
     KYB Corp............................................. 12,000   42,642
     Kyodo Printing Co., Ltd..............................  9,000   28,878
#    Kyoei Steel, Ltd.....................................  1,200   23,293
     Kyokuto Kaihatsu Kogyo Co., Ltd......................  2,300   23,667
     Kyokuto Securities Co., Ltd..........................  2,600   31,518
#    Kyokuyo Co., Ltd..................................... 11,000   28,465
     KYORIN Holdings, Inc.................................  2,900   62,033
     Kyoritsu Maintenance Co., Ltd........................    400   29,265
     Kyosan Electric Manufacturing Co., Ltd...............  5,000   17,763
     Kyowa Exeo Corp......................................  6,200   80,658
#    Kyudenko Corp........................................  3,000  105,461
     Kyushu Financial Group, Inc.......................... 23,810  131,545
#*   Laox Co., Ltd........................................  1,100    7,329
#    Lasertec Corp........................................    800   11,201
     Leopalace21 Corp..................................... 15,000  107,484
#    Life Corp............................................  1,200   35,245
     Lintec Corp..........................................  2,700   57,158
     Macnica Fuji Electronics Holdings, Inc...............  3,999   38,748
     Maeda Corp...........................................  7,000   63,584
     Maeda Road Construction Co., Ltd.....................  3,000   56,797
     Maezawa Kasei Industries Co., Ltd....................  1,200   12,254
     Maezawa Kyuso Industries Co., Ltd....................  1,200   16,438

                                     1845

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
JAPAN -- (Continued)
    Makino Milling Machine Co., Ltd...................... 13,000 $ 73,003
    Mandom Corp..........................................  1,100   48,509
#   Mani, Inc............................................  1,500   30,498
    Mars Engineering Corp................................    700   14,345
    Marubun Corp.........................................  1,900   11,031
    Marudai Food Co., Ltd................................ 13,000   62,308
    Maruha Nichiro Corp..................................  2,253   57,123
    Maruwa Co., Ltd......................................    700   26,388
    Maruyama Manufacturing Co., Inc......................  3,000    5,124
#*  Maruzen CHI Holdings Co., Ltd........................    400    1,449
    Maruzen Showa Unyu Co., Ltd..........................  6,000   23,949
#   Marvelous, Inc.......................................  3,300   25,336
    Matsuda Sangyo Co., Ltd..............................  1,225   15,859
#   Matsuya Co., Ltd.....................................  3,600   27,306
    Matsuya Foods Co., Ltd...............................    800   22,333
    Max Co., Ltd.........................................  4,000   51,170
#   Megachips Corp.......................................  1,600   19,394
    Megmilk Snow Brand Co., Ltd..........................  3,100  107,361
    Meidensha Corp....................................... 12,000   41,058
    Meiko Network Japan Co., Ltd.........................  2,600   27,783
    Meisei Industrial Co., Ltd...........................  5,000   24,026
    Meitec Corp..........................................  1,500   49,929
    Meito Sangyo Co., Ltd................................  1,200   15,642
    Menicon Co., Ltd.....................................    800   24,686
    METAWATER Co., Ltd...................................    500   15,591
    Michinoku Bank, Ltd. (The)...........................  9,000   16,943
    Micronics Japan Co., Ltd.............................  4,000   35,332
    Mie Bank, Ltd. (The).................................  5,000    9,987
    Mie Kotsu Group Holdings, Inc........................  2,700    9,847
    Milbon Co., Ltd......................................    800   34,478
    Mimasu Semiconductor Industry Co., Ltd...............  1,219   12,555
    Minato Bank, Ltd. (The).............................. 21,000   35,888
#   Ministop Co., Ltd....................................  1,500   25,190
    Mirait Holdings Corp.................................  4,400   46,858
    Miroku Jyoho Service Co., Ltd........................  2,200   29,132
#   Misawa Homes Co., Ltd................................  2,000   14,675
    Mitani Corp..........................................  1,200   36,968
    Mito Securities Co., Ltd.............................  4,000    9,315
    Mitsuba Corp.........................................  3,400   40,176
*   Mitsubishi Paper Mills, Ltd.......................... 13,000    9,102
#   Mitsubishi Pencil Co., Ltd...........................    900   43,879
    Mitsubishi Shokuhin Co., Ltd.........................    800   22,141
    Mitsubishi Steel Manufacturing Co., Ltd.............. 14,000   23,384
    Mitsuboshi Belting, Ltd..............................  3,000   25,278
#   Mitsui Engineering & Shipbuilding Co., Ltd........... 57,000   82,898
    Mitsui High-Tec, Inc.................................  3,300   22,886
    Mitsui Matsushima Co., Ltd........................... 10,000    9,630
    Mitsui Mining & Smelting Co., Ltd.................... 57,000  108,177
    Mitsui Sugar Co., Ltd................................  6,000   29,903
    Mitsui-Soko Holdings Co., Ltd........................ 10,000   26,400
#*  Mitsumi Electric Co., Ltd............................  7,500   37,512
    Mitsuuroko Group Holdings Co., Ltd...................  3,000   14,928
    Miyazaki Bank, Ltd. (The)............................ 11,000   31,877

                                     1846

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
JAPAN -- (Continued)
    Mizuno Corp..........................................  9,000 $ 47,076
#   Mochida Pharmaceutical Co., Ltd......................    600   45,750
    Modec, Inc...........................................  2,600   40,543
#   Monex Group, Inc..................................... 20,400   50,168
    Monogatari Corp. (The)...............................    600   31,369
    Morinaga & Co., Ltd..................................  8,000   52,764
    Morinaga Milk Industry Co., Ltd...................... 14,000  103,928
    Morita Holdings Corp.................................  4,000   54,849
    Musashi Seimitsu Industry Co., Ltd...................  2,900   59,616
    Musashino Bank, Ltd. (The)...........................  2,200   55,067
    Nachi-Fujikoshi Corp................................. 13,000   42,315
#   Nafco Co., Ltd.......................................    400    6,368
    Nagaileben Co., Ltd..................................    800   18,981
#   Nagano Bank, Ltd. (The)..............................  6,000   11,522
    Nagase & Co., Ltd....................................  6,500   75,645
    Nagatanien Holdings Co., Ltd.........................  2,000   24,973
    Nakamuraya Co., Ltd..................................  3,000   13,901
    Nakanishi, Inc.......................................  1,900   65,574
*   Nakayama Steel Works, Ltd............................  5,000    2,613
    Namura Shipbuilding Co., Ltd.........................  4,096   23,130
    Nanto Bank, Ltd. (The)............................... 19,000   74,519
    NDS Co., Ltd.........................................  5,000   13,146
    NEC Networks & System Integration Corp...............  1,700   31,229
    NET One Systems Co., Ltd.............................  8,100   54,845
    Neturen Co., Ltd.....................................  2,600   20,082
#   Next Co., Ltd........................................  6,600   63,590
    Nichi-iko Pharmaceutical Co., Ltd....................  2,050   44,136
    Nichias Corp.........................................  6,000   48,502
#   Nichicon Corp........................................  4,800   35,463
    Nichiha Corp.........................................  3,500   67,730
#   Nichii Gakkan Co., Ltd...............................  2,900   20,459
    Nichirei Corp........................................  6,000   57,253
    Nichireki Co., Ltd...................................  2,000   13,773
    Nifco, Inc...........................................  2,200  123,555
    Nihon Chouzai Co., Ltd...............................    700   30,394
    Nihon Dempa Kogyo Co., Ltd...........................    600    5,011
    Nihon Eslead Corp....................................  1,000   10,087
    Nihon House Holdings Co., Ltd........................  2,000    6,837
    Nihon M&A Center, Inc................................  1,700  104,214
#   Nihon Nohyaku Co., Ltd...............................  2,600   14,074
    Nihon Parkerizing Co., Ltd...........................  4,000   48,146
    Nihon Trim Co., Ltd..................................    500   33,778
    Nihon Unisys, Ltd....................................  4,200   57,249
    Nihon Yamamura Glass Co., Ltd........................  8,000   12,616
    Nikkiso Co., Ltd.....................................  4,000   28,000
    Nikkon Holdings Co., Ltd.............................  4,000   79,854
    Nippo Corp...........................................  3,000   55,148
    Nippon Beet Sugar Manufacturing Co., Ltd.............  5,000    9,275
#   Nippon Carbon Co., Ltd...............................  6,000   11,253
#   Nippon Ceramic Co., Ltd..............................  1,000   19,833
#   Nippon Chemi-Con Corp................................ 20,000   29,262
    Nippon Chemical Industrial Co., Ltd..................  2,000    4,188
#   Nippon Coke & Engineering Co., Ltd................... 12,500    8,091

                                     1847

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
JAPAN -- (Continued)
#   Nippon Concrete Industries Co., Ltd..................  3,000 $ 10,896
    Nippon Denko Co., Ltd................................ 10,600   17,449
    Nippon Densetsu Kogyo Co., Ltd.......................  3,100   61,988
    Nippon Flour Mills Co., Ltd..........................  8,000   58,366
    Nippon Gas Co., Ltd..................................  2,000   47,499
    Nippon Kasei Chemical Co., Ltd.......................  5,000    5,169
    Nippon Kayaku Co., Ltd...............................  9,000   93,093
*   Nippon Kinzoku Co., Ltd..............................  3,000    2,934
    Nippon Koei Co., Ltd.................................  5,000   15,961
#   Nippon Koshuha Steel Co., Ltd........................ 10,000    6,694
    Nippon Light Metal Holdings Co., Ltd................. 31,000   70,373
#   Nippon Paper Industries Co., Ltd.....................  5,600  101,891
#   Nippon Parking Development Co., Ltd..................  9,800   11,792
    Nippon Pillar Packing Co., Ltd.......................  2,000   20,802
    Nippon Piston Ring Co., Ltd..........................    700    9,966
    Nippon Road Co., Ltd. (The)..........................  4,000   16,388
    Nippon Seiki Co., Ltd................................  4,000   66,276
*   Nippon Sharyo, Ltd...................................  4,000   10,817
#*  Nippon Sheet Glass Co., Ltd.......................... 79,000   57,827
    Nippon Shokubai Co., Ltd.............................    600   37,737
    Nippon Signal Co., Ltd...............................  4,500   42,929
    Nippon Soda Co., Ltd................................. 13,000   57,033
    Nippon Steel & Sumikin Bussan Corp................... 12,480   42,710
    Nippon Suisan Kaisha, Ltd............................ 22,800  113,176
    Nippon Synthetic Chemical Industry Co., Ltd. (The)...  3,000   18,655
    Nippon Thompson Co., Ltd.............................  7,000   22,923
    Nippon Valqua Industries, Ltd........................  6,000   15,630
#   Nippon Yakin Kogyo Co., Ltd.......................... 10,600   13,781
#   Nipro Corp...........................................  6,600   81,910
    Nishi-Nippon City Bank, Ltd. (The)................... 34,000   65,815
    Nishi-Nippon Railroad Co., Ltd....................... 23,000  119,908
    Nishimatsu Construction Co., Ltd..................... 19,000   94,201
    Nishimatsuya Chain Co., Ltd..........................  1,500   21,392
    Nishio Rent All Co., Ltd.............................  1,300   31,481
    Nissan Shatai Co., Ltd...............................  5,400   53,887
#   Nissei Build Kogyo Co., Ltd..........................  5,000   27,462
    Nissei Corp..........................................    400    3,658
#   Nissha Printing Co., Ltd.............................  1,500   29,693
    Nisshin Fudosan Co...................................  2,800    9,562
    Nisshin Oillio Group, Ltd. (The)..................... 10,000   47,299
    Nisshin Steel Co., Ltd...............................  5,648   70,032
    Nisshinbo Holdings, Inc..............................  7,500   69,800
    Nissin Corp..........................................  5,000   15,071
    Nissin Electric Co., Ltd.............................  2,000   34,391
    Nissin Kogyo Co., Ltd................................  3,300   48,884
    Nitta Corp...........................................  1,300   32,341
    Nittan Valve Co., Ltd................................  2,000    6,422
    Nittetsu Mining Co., Ltd.............................  3,000   10,353
    Nitto Boseki Co., Ltd................................ 19,000   68,867
    Nitto Kogyo Corp.....................................  1,600   21,911
    Nitto Kohki Co., Ltd.................................  1,300   30,193
    Nitto Seiko Co., Ltd.................................  3,000    8,482
    Noevir Holdings Co., Ltd.............................  1,100   33,536

                                     1848

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ -------
JAPAN -- (Continued)
    NOF Corp.............................................  9,000 $77,633
    Nohmi Bosai, Ltd.....................................  2,800  42,011
    Nojima Corp..........................................  2,500  43,550
    Nomura Co., Ltd......................................  3,200  47,907
    Noritake Co., Ltd....................................  8,000  18,576
    Noritsu Koki Co., Ltd................................  1,200   8,107
    Noritz Corp..........................................  2,000  39,125
    North Pacific Bank, Ltd.............................. 25,700  83,896
    NS Solutions Corp....................................  2,200  41,534
#   NS United Kaiun Kaisha, Ltd..........................  9,000  11,865
    NSD Co., Ltd.........................................  3,730  61,752
    NTN Corp............................................. 29,000  93,238
    Nuflare Technology, Inc..............................    300  14,376
    Obara Group, Inc.....................................  1,000  41,173
    Oenon Holdings, Inc..................................  5,000  10,187
    Ogaki Kyoritsu Bank, Ltd. (The)...................... 22,000  72,398
    Ohsho Food Service Corp..............................    700  26,743
    Oiles Corp...........................................  1,673  29,848
    Oita Bank, Ltd. (The)................................ 16,000  51,725
    Okabe Co., Ltd.......................................  4,000  31,076
    Okamoto Industries, Inc..............................  6,000  61,762
    Okamura Corp.........................................  7,300  75,388
    Okasan Securities Group, Inc......................... 11,000  55,327
    Oki Electric Industry Co., Ltd....................... 41,000  55,737
    Okinawa Cellular Telephone Co........................    400  12,369
#   Okinawa Electric Power Co., Inc. (The)...............  2,497  50,282
    OKK Corp.............................................  5,000   4,981
    OKUMA Corp...........................................  9,000  68,465
    Okumura Corp......................................... 12,000  70,844
    Okura Industrial Co., Ltd............................  4,000  11,783
    Okuwa Co., Ltd.......................................  2,000  20,499
    Onward Holdings Co., Ltd.............................  9,000  62,065
    Open House Co., Ltd..................................  1,600  45,434
    Optex Co., Ltd.......................................  1,100  25,433
    Organo Corp..........................................  4,000  15,639
    Origin Electric Co., Ltd.............................  3,000   8,015
    Osaka Soda Co., Ltd.................................. 10,000  42,842
    Osaka Steel Co., Ltd.................................    900  16,523
#   OSAKA Titanium Technologies Co., Ltd.................  1,600  20,342
    Osaki Electric Co., Ltd..............................  3,000  24,139
#   OSG Corp.............................................  4,100  68,303
    OSJB Holdings Corp................................... 11,600  23,288
    Outsourcing, Inc.....................................    600  22,513
    Oyo Corp.............................................    900  10,139
    Pacific Industrial Co., Ltd..........................  4,000  44,982
#*  Pacific Metals Co., Ltd.............................. 10,000  27,066
    Pack Corp. (The).....................................    700  19,307
#   Pal Co., Ltd.........................................    900  21,145
    PALTAC Corp..........................................  2,500  49,286
    PanaHome Corp........................................  6,000  47,306
    Paramount Bed Holdings Co., Ltd......................  1,100  41,771
    Parco Co., Ltd.......................................    400   3,355
    Paris Miki Holdings, Inc.............................  1,000   4,157

                                     1849

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
JAPAN -- (Continued)
#   Pasco Corp...........................................  1,000 $  3,283
    PC Depot Corp........................................  2,300   30,366
    Penta-Ocean Construction Co., Ltd.................... 18,000  109,447
    Pilot Corp...........................................  1,600   69,689
    Piolax, Inc..........................................  1,000   50,663
*   Pioneer Corp......................................... 34,600   62,902
#   Plenus Co., Ltd......................................  1,900   33,856
    Press Kogyo Co., Ltd.................................  9,000   33,144
#   Pressance Corp.......................................    900   40,012
    Prestige International, Inc..........................  2,400   36,220
    Prima Meat Packers, Ltd.............................. 15,000   47,729
    Qol Co., Ltd.........................................    800   11,467
    Raito Kogyo Co., Ltd.................................  4,700   55,120
*   Rasa Industries, Ltd.................................  3,000    2,856
    Relo Group, Inc......................................    800  124,832
    Rengo Co., Ltd....................................... 17,000  111,601
#*  Renown, Inc..........................................  3,000    3,020
    Retail Partners Co., Ltd.............................  2,000   23,884
    Rheon Automatic Machinery Co., Ltd...................  2,000   12,289
    Rhythm Watch Co., Ltd................................ 10,000   17,480
    Ricoh Leasing Co., Ltd...............................  1,000   25,651
    Riken Corp...........................................  7,000   24,208
    Riken Technos Corp...................................  5,000   22,027
#   Riken Vitamin Co., Ltd...............................  1,700   79,934
#   Ringer Hut Co., Ltd..................................  1,400   32,172
    Riso Kagaku Corp.....................................  1,700   24,491
    Rock Field Co., Ltd..................................    600    8,805
    Rohto Pharmaceutical Co., Ltd........................  5,500   94,941
    Roland DG Corp.......................................  1,200   24,954
    Round One Corp.......................................  5,300   35,830
    Royal Holdings Co., Ltd..............................  2,000   37,433
    Ryobi, Ltd........................................... 11,000   52,141
    Ryoden Corp..........................................  3,000   18,854
    Ryosan Co., Ltd......................................  2,800   86,316
#   Ryoyo Electro Corp...................................  2,000   24,333
#   S Foods, Inc.........................................  1,300   34,957
#   Sac's Bar Holdings, Inc..............................  1,650   17,584
    Saibu Gas Co., Ltd................................... 24,000   59,924
    Saizeriya Co., Ltd...................................  1,900   42,391
    Sakai Chemical Industry Co., Ltd.....................  7,000   19,077
    Sakai Moving Service Co., Ltd........................    800   19,466
    Sakata INX Corp......................................  3,000   38,178
#   Sakata Seed Corp.....................................  2,000   49,240
    San-A Co., Ltd.......................................  1,000   49,933
    San-Ai Oil Co., Ltd..................................  4,000   26,856
    San-In Godo Bank, Ltd. (The)......................... 11,000   84,504
#   Sanden Holdings Corp................................. 10,000   28,689
    Sangetsu Co., Ltd....................................  2,600   50,534
    Sanken Electric Co., Ltd............................. 10,000   35,191
    Sanki Engineering Co., Ltd...........................  5,000   43,409
    Sankyo Seiko Co., Ltd................................  4,000   13,212
#   Sankyo Tateyama, Inc.................................  2,800   42,598
    Sankyu, Inc.......................................... 19,000  107,751

                                     1850

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
JAPAN -- (Continued)
    Sanoh Industrial Co., Ltd............................  3,000 $ 16,611
#   Sanrio Co., Ltd......................................  2,200   39,037
    Sanshin Electronics Co., Ltd.........................  2,000   17,635
    Sanwa Holdings Corp.................................. 11,600  120,608
    Sanyo Chemical Industries, Ltd.......................  3,000   26,050
    Sanyo Denki Co., Ltd.................................  4,000   18,862
    Sanyo Electric Railway Co., Ltd......................  6,000   29,363
#   Sanyo Shokai, Ltd.................................... 11,000   20,365
    Sanyo Special Steel Co., Ltd......................... 14,000   74,725
    Sapporo Holdings, Ltd................................  4,000  112,155
    Sato Holdings Corp...................................  1,900   43,535
    Sato Restaurant Systems Co., Ltd.....................  2,200   17,567
    Satori Electric Co., Ltd.............................  1,000    6,596
    Sawada Holdings Co., Ltd.............................  3,300   31,850
    Saxa Holdings, Inc...................................  4,000    7,678
    Secom Joshinetsu Co., Ltd............................    900   29,990
    Seiko Holdings Corp.................................. 20,000   65,525
    Seino Holdings Co., Ltd..............................  9,500   96,747
    Seiren Co., Ltd......................................  3,300   32,117
    Sekisui Jushi Corp...................................  2,700   44,030
    Sekisui Plastics Co., Ltd............................  7,000   22,922
    Senko Co., Ltd.......................................  6,000   37,590
#   Senshu Electric Co., Ltd.............................    700   11,141
    Senshu Ikeda Holdings, Inc........................... 17,500   75,999
    Senshukai Co., Ltd...................................  3,000   20,706
    Septeni Holdings Co., Ltd............................    700   22,194
    Seria Co., Ltd.......................................    900   73,342
#*  Sharp Corp........................................... 77,000   68,771
    Shibaura Mechatronics Corp...........................  4,000    8,376
    Shibusawa Warehouse Co., Ltd. (The)..................  6,000   16,795
    Shibuya Corp.........................................  1,200   21,708
#   Shiga Bank, Ltd. (The)............................... 18,000   85,693
    Shikibo, Ltd.........................................  9,000    9,359
    Shikoku Bank, Ltd. (The)............................. 12,000   26,131
    Shikoku Chemicals Corp...............................  3,000   27,358
    Shima Seiki Manufacturing, Ltd.......................  3,200   62,912
    Shimachu Co., Ltd....................................  3,100   69,613
    Shimizu Bank, Ltd. (The).............................    400   10,818
    Shin-Etsu Polymer Co., Ltd...........................  5,000   31,856
    Shinagawa Refractories Co., Ltd......................  5,000    8,907
    Shindengen Electric Manufacturing Co., Ltd...........  8,000   30,022
#*  Shinkawa, Ltd........................................  1,000    5,050
    Shinko Electric Industries Co., Ltd..................  6,300   34,481
    Shinko Plantech Co., Ltd.............................  3,000   21,714
    Shinko Shoji Co., Ltd................................  2,000   20,317
    Shinmaywa Industries, Ltd............................  8,000   53,032
    Shinnihon Corp.......................................  1,000    8,927
#   Shinoken Group Co., Ltd..............................  1,300   28,226
    Ship Healthcare Holdings, Inc........................  1,700   51,419
    Shizuoka Gas Co., Ltd................................  5,000   37,607
    Shobunsha Publications, Inc..........................  1,300    7,005
    Shochiku Co., Ltd....................................  6,000   68,695
    Showa Corp...........................................  5,400   31,233

                                     1851

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
JAPAN -- (Continued)
    Showa Denko KK....................................... 11,500 $117,209
    Showa Sangyo Co., Ltd................................ 10,000   47,928
    Siix Corp............................................  1,900   69,958
    Sinanen Holdings Co., Ltd............................  3,000   12,079
    Sinfonia Technology Co., Ltd.........................  6,000   10,621
    Sinko Industries, Ltd................................  2,400   27,683
    Sintokogio, Ltd......................................  3,938   31,013
    SKY Perfect JSAT Holdings, Inc.......................  8,700   38,343
    SMK Corp.............................................  5,000   16,749
    SMS Co., Ltd.........................................  2,100   49,593
    Sodick Co., Ltd......................................  4,100   32,077
    Sogo Medical Co., Ltd................................    700   26,783
#   Sparx Group Co., Ltd................................. 11,800   20,974
    SRA Holdings.........................................  1,000   21,431
    St Marc Holdings Co., Ltd............................  1,000   30,088
    Star Micronics Co., Ltd..............................  3,100   36,456
    Starts Corp., Inc....................................  1,500   30,038
    Starzen Co., Ltd.....................................    400   16,012
    Stella Chemifa Corp..................................    900   32,339
    Sumco Corp........................................... 13,500  100,270
#   Sumida Corp..........................................  1,100    9,405
    Suminoe Textile Co., Ltd.............................  5,000    9,114
    Sumitomo Bakelite Co., Ltd........................... 15,000   71,984
    Sumitomo Densetsu Co., Ltd...........................  1,100   12,363
    Sumitomo Mitsui Construction Co., Ltd................ 47,960   43,625
    Sumitomo Osaka Cement Co., Ltd....................... 23,000  109,768
    Sumitomo Precision Products Co., Ltd.................  2,000    6,384
    Sumitomo Real Estate Sales Co., Ltd..................  1,200   25,658
    Sumitomo Riko Co., Ltd...............................  2,700   24,138
    Sumitomo Seika Chemicals Co., Ltd....................  4,000   24,082
    Sumitomo Warehouse Co., Ltd. (The)................... 11,000   57,751
    Sun Frontier Fudousan Co., Ltd.......................  1,500   14,784
*   SWCC Showa Holdings Co., Ltd......................... 12,000    7,468
    Systena Corp.........................................  1,300   21,443
    T Hasegawa Co., Ltd..................................  1,600   28,940
    T RAD Co., Ltd.......................................  5,000    9,588
    T&K Toka Co., Ltd....................................  1,000    8,965
    T-Gaia Corp..........................................  1,300   19,905
#   Tabuchi Electric Co., Ltd............................  3,000   10,426
    Tachi-S Co., Ltd.....................................  2,100   36,094
    Tadano, Ltd..........................................  6,000   57,891
    Taihei Dengyo Kaisha, Ltd............................  3,000   30,695
    Taiho Kogyo Co., Ltd.................................  1,900   20,362
    Taikisha, Ltd........................................  2,000   53,872
    Taiko Bank, Ltd. (The)...............................  4,000    8,676
    Taiyo Holdings Co., Ltd..............................  1,500   50,851
    Taiyo Yuden Co., Ltd................................. 10,000   88,951
    Takamatsu Construction Group Co., Ltd................  1,600   38,639
    Takaoka Toko Co., Ltd................................    400    6,990
    Takara Holdings, Inc.................................  8,700   77,387
    Takara Leben Co., Ltd................................  4,100   32,050
    Takara Standard Co., Ltd.............................  7,000   67,288
    Takasago International Corp..........................  1,400   33,898

                                     1852

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
JAPAN -- (Continued)
    Takasago Thermal Engineering Co., Ltd................  4,100 $ 53,897
#*  Takata Corp..........................................  4,900   19,659
    Takeei Corp..........................................  1,900   16,231
    Takeuchi Manufacturing Co., Ltd......................  2,100   27,875
    Takiron Co., Ltd.....................................  3,000   14,622
    Takuma Co., Ltd......................................  7,000   60,687
#   Tamron Co., Ltd......................................  1,500   21,778
    Tamura Corp..........................................  4,000   12,225
    Tatsuta Electric Wire and Cable Co., Ltd.............  2,000    6,486
#*  Teac Corp............................................  5,000    1,651
    Teikoku Sen-I Co., Ltd...............................  1,000   13,544
    Teikoku Tsushin Kogyo Co., Ltd.......................  4,000    5,807
#   Tekken Corp..........................................  9,000   33,060
    Tenma Corp...........................................  2,000   35,790
    TIS, Inc.............................................  4,600  118,767
    TKC Corp.............................................  1,600   45,298
    Toa Corp.(6894508)................................... 18,000   31,082
    Toa Corp.(6894434)...................................  2,600   25,324
    TOA ROAD Corp........................................  3,000    8,133
    Toagosei Co., Ltd....................................  9,500   95,163
    Tobishima Corp....................................... 17,200   31,418
    TOC Co., Ltd.........................................  2,300   19,456
    Tocalo Co., Ltd......................................  1,000   19,767
    Tochigi Bank, Ltd. (The)............................. 10,000   41,033
    Toda Corp............................................ 17,000   85,212
    Toei Co., Ltd........................................  5,000   45,113
    Toenec Corp..........................................  3,000   17,463
    Toho Bank, Ltd. (The)................................ 16,000   59,981
#   Toho Holdings Co., Ltd...............................  3,300   74,053
    Toho Titanium Co., Ltd...............................  3,900   24,494
#   Toho Zinc Co., Ltd................................... 12,000   40,434
    Tohoku Bank, Ltd. (The)..............................  8,000   11,438
    Tokai Carbon Co., Ltd................................ 16,000   41,229
    Tokai Corp...........................................    900   30,626
#   TOKAI Holdings Corp..................................  9,000   58,807
    Tokai Rika Co., Ltd..................................  2,600   49,348
    Tokai Tokyo Financial Holdings, Inc.................. 13,000   60,248
    Token Corp...........................................    480   40,132
    Tokushu Tokai Paper Co., Ltd.........................  5,189   18,487
#*  Tokuyama Corp........................................ 32,000   98,705
    Tokyo Dome Corp......................................  7,000   62,614
    Tokyo Energy & Systems, Inc..........................  2,000   22,767
*   Tokyo Kikai Seisakusho, Ltd..........................  6,000    2,260
    Tokyo Ohka Kogyo Co., Ltd............................  2,700   80,008
#   Tokyo Rope Manufacturing Co., Ltd....................  4,000    6,549
    Tokyo Seimitsu Co., Ltd..............................  2,900   68,142
    Tokyo Steel Manufacturing Co., Ltd...................  8,200   57,917
    Tokyo Tekko Co., Ltd.................................  3,000   11,045
    Tokyo Theatres Co., Inc..............................  6,000    6,800
    Tokyo TY Financial Group, Inc........................  2,224   58,131
    Tokyotokeiba Co., Ltd................................ 10,000   22,627
#   Tokyu Construction Co., Ltd..........................    200    2,093
#   Tokyu Recreation Co., Ltd............................  3,000   22,168

                                     1853

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
JAPAN -- (Continued)
    Toli Corp............................................  6,000 $ 19,225
    Tomato Bank, Ltd.....................................  9,000   13,511
    TOMONY Holdings, Inc................................. 14,500   54,350
#   Tomy Co., Ltd........................................  5,617   50,563
    Tonami Holdings Co., Ltd.............................  3,000    8,020
#   Topcon Corp..........................................  4,700   44,957
    Toppan Forms Co., Ltd................................  2,600   28,691
    Topre Corp...........................................  2,100   47,936
    Topy Industries, Ltd................................. 20,000   44,352
    Toridoll.corp........................................  1,300   37,912
    Torii Pharmaceutical Co., Ltd........................  1,200   26,518
#   Torishima Pump Manufacturing Co., Ltd................  2,000   21,892
    Tosei Corp...........................................  4,200   33,137
    Toshiba Machine Co., Ltd............................. 10,000   33,618
#   Toshiba Plant Systems & Services Corp................  4,000   70,653
*   Toshiba TEC Corp.....................................  8,000   27,656
    Tosho Co., Ltd.......................................    400   17,604
#   Tosho Printing Co., Ltd..............................  5,000   24,231
    Totetsu Kogyo Co., Ltd...............................  1,700   53,777
    Tottori Bank, Ltd. (The).............................  6,000   10,034
    Towa Bank, Ltd. (The)................................ 13,000   11,466
    Towa Pharmaceutical Co., Ltd.........................    500   27,231
    Toyo Construction Co., Ltd...........................  7,400   37,896
    Toyo Corp............................................  3,000   31,559
    Toyo Denki Seizo K.K.................................  5,000   14,790
    Toyo Engineering Corp................................ 12,000   38,633
    Toyo Ink SC Holdings Co., Ltd........................ 15,000   64,915
    Toyo Kanetsu K.K..................................... 12,000   24,597
    Toyo Kohan Co., Ltd..................................  3,000    7,356
    Toyo Securities Co., Ltd.............................  5,000    9,324
    Toyo Tanso Co., Ltd..................................    300    4,454
    Toyo Tire & Rubber Co., Ltd..........................  8,200   82,116
    Toyobo Co., Ltd...................................... 58,000  109,503
    TPR Co., Ltd.........................................  1,300   27,564
    Trancom Co., Ltd.....................................    500   32,206
    Transcosmos, Inc.....................................  1,900   54,368
    Trusco Nakayama Corp.................................  1,400   70,063
    TS Tech Co., Ltd.....................................  2,900   66,032
    TSI Holdings Co., Ltd................................  6,525   37,656
    Tsubakimoto Chain Co.................................  9,000   61,147
#   Tsugami Corp.........................................  5,000   21,312
#   Tsukishima Kikai Co., Ltd............................  3,000   31,216
    Tsukuba Bank, Ltd....................................  5,500   17,077
    Tsukui Corp..........................................  2,600   41,056
    Tsumura & Co.........................................  3,900  110,063
    Tsurumi Manufacturing Co., Ltd.......................  2,000   29,795
    Tsutsumi Jewelry Co., Ltd............................    800   15,644
    TV Asahi Holdings Corp...............................  1,200   19,688
    Tv Tokyo Holdings Corp...............................    700   14,890
#   U-Shin, Ltd..........................................  2,000   12,636
    UACJ Corp............................................ 24,034   59,111
    Ube Industries, Ltd.................................. 74,400  129,712
    Uchida Yoko Co., Ltd.................................  4,000   18,046

                                     1854

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
JAPAN -- (Continued)
    UKC Holdings Corp....................................    300 $  4,720
    Ulvac, Inc...........................................  3,700  114,637
*   Uniden Holdings Corp.................................  2,000    2,405
    Union Tool Co........................................    400   11,480
    Unipres Corp.........................................  2,700   43,982
    United Arrows, Ltd...................................  1,600   44,594
    United Super Markets Holdings, Inc...................  1,900   18,336
#*  Unitika, Ltd......................................... 52,000   31,406
#*  Universal Entertainment Corp.........................  1,500   38,652
    Unizo Holdings Co., Ltd..............................    800   28,544
    UNY Group Holdings Co., Ltd.......................... 15,800  127,913
*   Usen Corp............................................  8,870   27,775
    Ushio, Inc...........................................  6,400   79,044
    V Technology Co., Ltd................................    400   52,014
    Valor Holdings Co., Ltd..............................  2,000   54,759
    Vector, Inc..........................................  1,100   32,538
    Vital KSK Holdings, Inc..............................  2,800   26,396
    VT Holdings Co., Ltd.................................  6,900   36,482
#   W-Scope Corp.........................................  1,400   31,759
    Wacoal Holdings Corp.................................  6,000   65,584
#   Wacom Co., Ltd....................................... 11,800   48,028
    Wakita & Co., Ltd....................................  4,500   30,316
    Warabeya Nichiyo Co., Ltd............................  1,200   25,267
#   WATAMI Co., Ltd......................................  1,400   14,627
#   Wellnet Corp.........................................  1,200   20,880
    Wood One Co., Ltd....................................  3,000    7,005
    Xebio Holdings Co., Ltd..............................  3,000   43,217
    Yahagi Construction Co., Ltd.........................  1,500   13,577
    YAMABIKO Corp........................................  2,460   19,410
    Yamagata Bank, Ltd. (The)............................ 11,000   46,801
#   Yamaichi Electronics Co., Ltd........................  1,600   12,000
    Yamanashi Chuo Bank, Ltd. (The)...................... 14,000   58,187
    Yamato Kogyo Co., Ltd................................  2,200   62,119
    Yamazen Corp.........................................  3,000   25,766
    Yaoko Co., Ltd.......................................  1,000   46,667
    Yasuda Logistics Corp................................  2,000   11,916
    Yellow Hat, Ltd......................................  1,800   41,242
    Yodogawa Steel Works, Ltd............................  1,800   46,819
    Yokogawa Bridge Holdings Corp........................  3,300   37,261
#   Yokohama Reito Co., Ltd..............................  3,000   30,980
    Yokowo Co., Ltd......................................  1,700    9,963
    Yomeishu Seizo Co., Ltd..............................  1,000   17,507
    Yondenko Corp........................................  2,100    8,018
    Yorozu Corp..........................................  1,900   29,596
#   Yoshinoya Holdings Co., Ltd..........................  5,200   73,826
    Yuasa Trading Co., Ltd...............................  1,000   21,961
    Yurtec Corp..........................................  4,000   23,597
    Yusen Logistics Co., Ltd.............................    600    6,602
    Yushiro Chemical Industry Co., Ltd...................  1,000   13,855
    Zenrin Co., Ltd......................................  1,800   32,750
    Zensho Holdings Co., Ltd.............................  4,300   68,974
    Zeon Corp............................................ 12,000   99,025
    ZERIA Pharmaceutical Co., Ltd........................  2,200   34,767

                                     1855

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------ -----------
JAPAN -- (Continued)
    Zojirushi Corp..........................................  2,000 $    32,790
    Zuken, Inc..............................................  2,000      19,556
                                                                    -----------
TOTAL JAPAN.................................................         34,796,976
                                                                    -----------
NETHERLANDS -- (1.7%)
    Aalberts Industries NV..................................  6,383     211,931
    Accell Group............................................  2,934      76,180
    AMG Advanced Metallurgical Group NV.....................  1,768      25,327
    Amsterdam Commodities NV................................  1,493      38,152
#   APERAM SA...............................................  3,795     158,892
    Arcadis NV..............................................  3,887      52,020
    ASM International NV....................................  4,588     178,822
    BE Semiconductor Industries NV..........................  3,299      97,965
    Beter Bed Holding NV....................................  1,357      31,089
#   BinckBank NV............................................  5,344      29,836
    Boskalis Westminster....................................  4,467     164,176
    Brunel International NV.................................  1,227      25,159
    Corbion NV..............................................  4,897     117,829
    Delta Lloyd NV.......................................... 30,383     108,414
*   Fugro NV................................................  8,042     142,895
#   Gemalto NV..............................................  4,155     273,826
#*  Heijmans NV.............................................  1,624      15,107
    Hunter Douglas NV.......................................    469      23,443
    IMCD Group NV...........................................    788      33,424
    KAS Bank NV.............................................    488       5,222
    Kendrion NV.............................................  1,006      27,031
#   Koninklijke BAM Groep NV................................ 19,920      78,224
    Koninklijke Vopak NV....................................  2,377     122,206
*   Ordina NV...............................................  2,349       4,202
*   PostNL NV............................................... 40,333     154,898
    Refresco Group NV.......................................    356       5,561
    SBM Offshore NV......................................... 13,376     179,358
    Sligro Food Group NV....................................  1,416      53,958
#*  SNS Reaal NV............................................ 15,156          --
    Telegraaf Media Groep NV................................  1,964       8,017
    TKH Group NV............................................  3,206     116,978
#*  TomTom NV...............................................  9,430      80,530
    Wessanen................................................  8,503     103,687
                                                                    -----------
TOTAL NETHERLANDS...........................................          2,744,359
                                                                    -----------
NEW ZEALAND -- (1.3%)
#*  a2 Milk Co., Ltd........................................ 34,295      48,772
    Air New Zealand, Ltd.................................... 41,085      65,443
    Briscoe Group, Ltd...................................... 15,371      37,524
    Chorus, Ltd............................................. 27,692      89,652
    Contact Energy, Ltd..................................... 38,559     150,524
    EBOS Group, Ltd.........................................  6,927      82,636
    Fisher & Paykel Healthcare Corp., Ltd................... 33,890     256,957
    Freightways, Ltd........................................ 12,116      58,945
    Genesis Energy, Ltd..................................... 32,503      52,073
    Hallenstein Glasson Holdings, Ltd.......................  5,327      10,058
#   Heartland Bank, Ltd..................................... 21,704      20,826

                                     1856

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
NEW ZEALAND -- (Continued)
    Infratil, Ltd...........................................  46,774 $  113,788
    Kathmandu Holdings, Ltd.................................   8,788     11,448
    Mainfreight, Ltd........................................   6,428     80,053
    Mercury NZ, Ltd.........................................   7,469     16,899
    Metlifecare, Ltd........................................  17,037     69,421
    New Zealand Refining Co., Ltd. (The)....................  13,533     23,923
    Nuplex Industries, Ltd..................................  14,414     55,315
*   NZME, Ltd...............................................  14,069      8,500
    NZX, Ltd................................................   4,430      3,266
    PGG Wrightson, Ltd......................................  10,577      3,406
#   Port of Tauranga, Ltd...................................   6,153     87,019
    Restaurant Brands New Zealand, Ltd......................   9,560     37,667
    Ryman Healthcare, Ltd...................................  13,921     95,925
    Sanford, Ltd............................................   6,562     26,599
    SKY Network Television, Ltd.............................  23,513     83,124
    SKYCITY Entertainment Group, Ltd........................  38,867    142,136
    Steel & Tube Holdings, Ltd..............................   5,579      8,462
    Summerset Group Holdings, Ltd...........................  22,761     77,941
    Tower, Ltd..............................................  13,924     13,398
    Trade Me Group, Ltd.....................................  32,478    120,284
    TrustPower, Ltd.........................................   4,827     28,490
    Vector, Ltd.............................................  23,021     57,566
    Warehouse Group, Ltd. (The).............................   5,475     11,080
*   Xero, Ltd...............................................   4,066     58,113
    Z Energy, Ltd...........................................  12,078     74,797
                                                                     ----------
TOTAL NEW ZEALAND...........................................          2,182,030
                                                                     ----------
NORWAY -- (0.9%)
#   ABG Sundal Collier Holding ASA..........................  24,317     14,779
*   Akastor ASA.............................................   9,797      9,727
    Aker ASA Class A........................................   2,100     63,139
*   Aker Solutions ASA......................................   9,700     40,967
    American Shipping Co. ASA...............................   2,165      6,374
    Atea ASA................................................   5,000     52,295
    Austevoll Seafood ASA...................................   5,800     51,144
    Bakkafrost P/F..........................................   2,040     79,479
    Bonheur ASA.............................................   1,685      9,401
    Borregaard ASA..........................................   6,733     54,331
    BW LPG, Ltd.............................................   2,493      8,890
    BW Offshore, Ltd........................................ 526,046     15,707
*   Det Norske Oljeselskap ASA..............................   6,639     84,850
*   DNO ASA.................................................  49,587     51,335
    Ekornes ASA.............................................   1,600     18,966
*   Farstad Shipping ASA....................................     800        902
#*  Fred Olsen Energy ASA...................................   3,343      6,638
#   Frontline, Ltd..........................................   1,542     12,149
    Grieg Seafood ASA.......................................   3,054     20,314
*   Hexagon Composites ASA..................................   6,540     19,807
#   Hoegh LNG Holdings Ltd..................................   4,064     42,511
*   Kongsberg Automotive ASA................................  47,061     32,736
    Kvaerner ASA............................................  10,879     10,262
#*  Nordic Semiconductor ASA................................   8,537     38,517
*   Norske Skogindustrier ASA...............................   7,000      3,003

                                     1857

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
NORWAY -- (Continued)
#*  Norwegian Air Shuttle ASA.............................     1,507 $   54,170
    Ocean Yield ASA.......................................     3,609     29,693
*   Odfjell SE Class A....................................     1,000      3,236
#   Opera Software ASA....................................     6,271     39,422
#*  Petroleum Geo-Services ASA............................    13,760     27,657
#   Prosafe SE............................................    16,087      1,348
    Protector Forsikring ASA..............................     2,930     25,204
#*  REC Silicon ASA.......................................   140,159     26,806
    Salmar ASA............................................     2,871     89,532
*   Sevan Marine ASA......................................     1,337      3,405
*   Solstad Offshore ASA..................................     1,000      2,104
    SpareBank 1 SMN.......................................     8,057     45,062
    SpareBank 1 SR-Bank ASA...............................     8,340     38,771
    Stolt-Nielsen, Ltd....................................     1,022     12,857
*   Storebrand ASA........................................     7,574     28,779
    TGS Nopec Geophysical Co. ASA.........................     2,750     46,079
    Tomra Systems ASA.....................................     9,922    108,663
*   Treasure ASA..........................................     1,741      3,384
    Veidekke ASA..........................................     4,900     62,255
    Wilh Wilhelmsen ASA...................................     1,741      4,124
    Wilh Wilhelmsen Holding ASA Class A...................     2,050     38,809
    XXL ASA...............................................     1,900     23,093
                                                                     ----------
TOTAL NORWAY..............................................            1,462,676
                                                                     ----------
PORTUGAL -- (0.3%)
    Altri SGPS SA.........................................     7,954     30,806
*   Banco BPI SA..........................................    40,060     49,990
#*  Banco Comercial Portugues SA Class R.................. 1,264,869     28,585
    CTT-Correios de Portugal SA...........................     4,149     34,775
    EDP Renovaveis SA.....................................     3,121     25,261
#   Mota-Engil SGPS SA....................................     8,817     16,901
    Navigator Co SA (The).................................    32,374    102,705
    NOS SGPS SA...........................................    11,746     78,607
    REN - Redes Energeticas Nacionais SGPS SA.............    23,089     70,222
    Semapa-Sociedade de Investimento e Gestao.............     1,975     24,785
    Sonae SGPS SA.........................................    54,351     42,312
                                                                     ----------
TOTAL PORTUGAL............................................              504,949
                                                                     ----------
SINGAPORE -- (1.2%)
    Ascendas India Trust..................................    45,600     34,522
*   Ausgroup, Ltd.........................................    44,000      1,553
*   Banyan Tree Holdings, Ltd.............................     7,000      2,238
*   Boustead Projects, Ltd................................     6,600      3,052
    Boustead Singapore, Ltd...............................    22,000     13,113
    Bukit Sembawang Estates, Ltd..........................    14,900     56,075
    Bund Center Investment, Ltd...........................    27,000     13,851
    China Aviation Oil Singapore Corp., Ltd...............     9,600     10,482
    Chip Eng Seng Corp., Ltd..............................    45,000     21,083
    Chuan Hup Holdings, Ltd...............................    87,000     17,220
#*  COSCO Corp. Singapore, Ltd............................    76,000     16,555
*   Creative Technology, Ltd..............................     2,650      1,972
    CSE Global, Ltd.......................................    40,000     13,584

                                     1858

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                SHARES  VALUE++
                                                                ------- -------
SINGAPORE -- (Continued)
#   CWT, Ltd...................................................  12,000 $18,824
*   Del Monte Pacific, Ltd.....................................  72,000  19,433
    Delfi, Ltd.................................................  20,200  37,299
*   Ezion Holdings, Ltd........................................ 103,220  23,425
#*  Ezra Holdings, Ltd......................................... 234,044   8,912
    Falcon Energy Group, Ltd...................................  21,000   2,779
    Far East Orchard, Ltd......................................  11,239  12,894
    First Resources, Ltd.......................................  28,300  34,221
    Fragrance Group, Ltd.......................................  82,000  10,333
    Frasers Centrepoint, Ltd...................................   9,000  10,186
    GK Goh Holdings, Ltd.......................................  17,813  11,095
    GL, Ltd....................................................  53,000  32,037
*   Global Premium Hotels, Ltd.................................   6,560   1,417
*   GMG Global, Ltd............................................  27,500  11,518
    Golden Agri-Resources, Ltd................................. 361,300  97,327
    GuocoLand, Ltd.............................................   5,000   6,979
    Haw Par Corp., Ltd.........................................   4,900  33,508
    Hi-P International, Ltd....................................  23,000   6,308
    Ho Bee Land, Ltd...........................................  14,000  23,121
    Hong Fok Corp., Ltd........................................  54,120  28,571
    Hong Leong Asia, Ltd.......................................   8,000   4,502
    Hotel Grand Central, Ltd...................................  39,135  38,506
    Hwa Hong Corp., Ltd........................................  59,000  13,412
    Hyflux, Ltd................................................  27,500  11,922
    Indofood Agri Resources, Ltd...............................  28,000   9,661
    k1 Ventures, Ltd...........................................  24,000  15,705
    Keppel Infrastructure Trust................................ 176,474  66,515
    M1, Ltd....................................................  18,500  36,274
    Mandarin Oriental International, Ltd.......................  13,800  18,657
    Metro Holdings, Ltd........................................  49,200  37,877
    Midas Holdings, Ltd........................................ 114,000  20,872
*   Nam Cheong, Ltd............................................  67,000   3,369
#*  Noble Group, Ltd........................................... 523,400  63,730
    Olam International, Ltd....................................   9,600  13,665
    OUE, Ltd...................................................  23,000  25,756
    Oxley Holdings, Ltd........................................  57,000  16,625
    Raffles Education Corp., Ltd...............................  49,200   7,269
    Raffles Medical Group, Ltd.................................  64,363  75,624
    Religare Health Trust......................................  54,900  41,399
    Rotary Engineering, Ltd....................................  17,000   5,080
    SATS, Ltd..................................................  29,400  95,867
    SBS Transit, Ltd...........................................  23,000  40,195
    SembCorp Industries, Ltd...................................   7,300  15,257
    SembCorp Marine, Ltd.......................................  39,100  41,721
    Sheng Siong Group, Ltd.....................................  37,000  27,211
*   SIIC Environment Holdings, Ltd.............................  58,600  25,434
    Sinarmas Land, Ltd......................................... 108,000  36,675
    Singapore Post, Ltd........................................  68,500  73,451
#   SMRT Corp., Ltd............................................  56,000  68,140
    Stamford Land Corp., Ltd...................................  21,000   7,507
    Super Group, Ltd...........................................  46,000  27,573
*   Swiber Holdings, Ltd.......................................  17,249   1,402
    Tat Hong Holdings, Ltd.....................................  35,000  14,325

                                     1859

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
SINGAPORE -- (Continued)
    Tuan Sing Holdings, Ltd.................................. 44,628 $    9,677
    United Engineers, Ltd.................................... 34,000     58,329
    United Industrial Corp., Ltd.............................  6,600     13,457
    UOB-Kay Hian Holdings, Ltd............................... 32,422     31,798
#*  Vard Holdings, Ltd....................................... 33,000      3,788
    Venture Corp., Ltd....................................... 17,800    118,283
    Wheelock Properties Singapore, Ltd....................... 20,000     21,844
    Wing Tai Holdings, Ltd................................... 45,970     59,734
    Yeo Hiap Seng, Ltd.......................................  2,482      2,537
*   Yongnam Holdings, Ltd.................................... 26,250      4,046
                                                                     ----------
TOTAL SINGAPORE..............................................         1,960,158
                                                                     ----------
SPAIN -- (1.9%)
    Acciona SA...............................................  2,343    172,941
    Acerinox SA..............................................  9,285    124,156
    Adveo Group International SA.............................    770      2,811
    Almirall SA..............................................  4,299     69,046
    Applus Services SA.......................................  4,372     46,478
    Atresmedia Corp de Medios de Comunicacion SA.............  4,815     50,426
    Azkoyen SA...............................................  2,184     11,723
    Banco Popular Espanol SA................................. 12,701     17,790
*   Baron de Ley.............................................     67      7,728
#   Bolsas y Mercados Espanoles SHMSF SA.....................  4,600    138,217
*   Cementos Portland Valderrivas SA.........................  1,167      7,825
    Cia de Distribucion Integral Logista Holdings SA.........  1,375     33,188
    Cie Automotive SA........................................  3,637     70,635
    Construcciones y Auxiliar de Ferrocarriles SA............    152     55,387
#   Distribuidora Internacional de Alimentacion SA........... 35,836    223,504
#   Duro Felguera SA.........................................  7,718     11,300
    Ebro Foods SA............................................  6,598    150,486
    Elecnor SA...............................................  1,707     14,877
    Ence Energia y Celulosa SA............................... 19,515     49,299
*   Ercros SA................................................  3,027      5,752
    Faes Farma SA............................................ 24,697     97,506
    Gamesa Corp. Tecnologica SA.............................. 15,484    328,547
    Grupo Catalana Occidente SA..............................  3,836    107,771
*   Grupo Ezentis SA.........................................  6,877      4,301
    Iberpapel Gestion SA.....................................    936     20,373
*   Indra Sistemas SA........................................  6,332     76,773
    Inmobiliaria Colonial SA................................. 13,102    103,674
*   Liberbank SA............................................. 37,803     28,892
    Mediaset Espana Comunicacion SA..........................  9,781    112,414
    Melia Hotels International SA............................  7,047     83,609
    Miquel y Costas & Miquel SA..............................    740     31,904
*   NH Hotel Group SA........................................ 23,600    107,420
    Obrascon Huarte Lain SA..................................  9,477     35,263
    Papeles y Cartones de Europa SA..........................  2,989     17,392
*   Pescanova SA.............................................  1,077         --
*   Pharma Mar SA............................................ 15,603     40,109
*   Promotora de Informaciones SA Class A....................  3,874     22,951
    Prosegur Cia de Seguridad SA............................. 17,048    115,904
*   Realia Business SA.......................................  6,280      6,857
    Sacyr SA................................................. 23,862     42,016

                                     1860

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
SPAIN -- (Continued)
    Saeta Yield SA...........................................  2,378 $   24,387
    Tecnicas Reunidas SA.....................................  2,130     66,054
    Tubacex SA...............................................  5,465     14,388
    Tubos Reunidos SA........................................  8,287      5,793
    Vidrala SA...............................................  1,515     93,819
    Viscofan SA..............................................  2,819    150,815
    Zardoya Otis SA..........................................  8,221     80,688
                                                                     ----------
TOTAL SPAIN..................................................         3,083,189
                                                                     ----------
SWEDEN -- (3.2%)
    AAK AB...................................................  1,800    133,076
*   AddLife AB...............................................  1,561     22,878
    AddTech AB Class B.......................................  4,997     72,226
    AF AB Class B............................................  5,364     97,512
#*  Arcam AB.................................................    630     12,255
#   Atrium Ljungberg AB Class B..............................  2,399     40,474
    Avanza Bank Holding AB...................................  1,713     61,271
    B&B Tools AB Class B.....................................  2,500     48,200
    Beijer Alma AB...........................................  1,700     37,948
    Beijer Ref AB Class B....................................  1,786     44,141
    Betsson AB...............................................  7,041     66,046
    Bilia AB Class A.........................................  4,130    105,901
    BillerudKorsnas AB....................................... 10,447    181,586
    BioGaia AB Class B.......................................  1,689     48,457
*   Bonava AB Class B........................................  1,986     23,139
    Bure Equity AB...........................................  4,075     41,793
    Byggmax Group AB.........................................  7,775     56,333
    Castellum AB............................................. 14,311    216,441
    Catena AB................................................  1,487     22,547
    Clas Ohlson AB Class B...................................  2,530     42,212
    Cloetta AB Class B....................................... 22,873     83,395
    Com Hem Holding AB.......................................  1,371     11,708
    Concentric AB............................................  3,360     41,042
    Dios Fastigheter AB......................................  3,244     25,592
    Duni AB..................................................  3,495     48,585
#   Elekta AB Class B........................................ 15,265    121,470
    Eltel AB.................................................    566      5,968
#*  Eniro AB................................................. 30,666      2,045
    Fabege AB................................................  9,193    164,129
*   Fastighets AB Balder Class B.............................  1,219     33,319
    Granges AB...............................................  4,437     45,111
    Gunnebo AB...............................................  3,000     14,182
    Haldex AB................................................  3,360     41,318
    Hemfosa Fastigheter AB...................................  8,523     91,372
    Hexpol AB................................................  8,683     77,256
    HIQ International AB.....................................  4,214     26,605
    Holmen AB Class B........................................  4,045    136,970
    Hufvudstaden AB Class A..................................  5,162     86,208
    Indutrade AB.............................................  5,458    115,406
#   Intrum Justitia AB.......................................  4,262    136,832
    Inwido AB................................................    573      7,197
    ITAB Shop Concept AB Class B.............................  1,515     12,666
    JM AB....................................................  4,116    106,723

                                     1861

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
SWEDEN -- (Continued)
    KappAhl AB...............................................  6,122 $   30,026
#*  Karolinska Development AB Class B........................  1,741      1,484
    Klovern AB Class B....................................... 27,646     35,375
    Kungsleden AB............................................ 11,062     82,418
    Lagercrantz Group AB Class B.............................  7,500     71,004
    Lindab International AB..................................  4,854     45,292
    Loomis AB Class B........................................  3,503    101,056
*   Medivir AB Class B.......................................  1,986     13,294
#   Mekonomen AB.............................................  1,956     45,257
#   Modern Times Group MTG AB Class B........................  3,275     85,376
#   Mycronic AB..............................................  8,284     96,078
    NCC AB Class B...........................................  3,281     79,126
#*  Net Insight AB Class B................................... 11,409      9,395
    NetEnt AB................................................ 11,712     99,119
    New Wave Group AB Class B................................  2,000     10,938
    Nibe Industrier AB Class B............................... 10,287     88,356
    Nobia AB.................................................  8,067     75,771
    Nolato AB Class B........................................  2,054     55,346
    Nordnet AB Class B.......................................  9,555     31,723
*   Oriflame Holding AG......................................  2,508     64,603
    Peab AB.................................................. 11,220     90,176
#*  Qliro Group AB...........................................  3,088      3,462
    Ratos AB Class B......................................... 18,033     91,146
    RaySearch Laboratories AB................................  1,416     21,980
#   Recipharm AB Class B.....................................  2,773     44,709
    Rezidor Hotel Group AB...................................  7,735     32,162
    Saab AB Class B..........................................  3,810    130,826
    Sagax AB Class B.........................................  4,140     41,338
#*  SAS AB...................................................  7,999     15,699
    Scandi Standard AB.......................................  1,760     13,259
    SkiStar AB...............................................  1,500     23,652
#*  SSAB AB Class A(BPRBWK4).................................  3,811     11,979
#*  SSAB AB Class A(B17H0S8)................................. 16,356     51,433
*   SSAB AB Class B(BPRBWM6)................................. 21,565     53,440
*   SSAB AB Class B(B17H3F6)................................. 38,986     96,484
    Sweco AB Class B.........................................  4,633     84,915
    Systemair AB.............................................    107      1,295
    Thule Group AB (The).....................................  3,532     56,669
    Unibet Group P.L.C....................................... 14,128    143,883
    Vitrolife AB.............................................  1,018     58,064
    Wallenstam AB Class B.................................... 11,522    100,502
    Wihlborgs Fastigheter AB.................................  4,598    101,947
                                                                     ----------
TOTAL SWEDEN.................................................         5,199,592
                                                                     ----------
SWITZERLAND -- (4.7%)
*   AFG Arbonia-Forster Holding AG...........................  2,652     41,842
    Allreal Holding AG.......................................    904    133,552
#*  Alpiq Holding AG.........................................    101      7,615
    ALSO Holding AG..........................................    240     18,349
    ams AG...................................................  4,508    149,464
    APG SGA SA...............................................     64     27,200
    Aryzta AG................................................  2,024     76,040
    Ascom Holding AG.........................................  3,915     66,863

                                     1862

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
SWITZERLAND -- (Continued)
    Autoneum Holding AG........................................    308 $ 86,704
    Bachem Holding AG Class B..................................    343   27,902
    Baloise Holding AG.........................................  2,379  267,771
    Bank Coop AG...............................................    580   25,076
    Banque Cantonale de Geneve.................................     85   25,283
    Banque Cantonale Vaudoise..................................    150  101,537
    Belimo Holding AG..........................................     33  104,618
    Bell AG....................................................    140   55,182
    Bellevue Group AG..........................................    382    5,392
#   Berner Kantonalbank AG.....................................    278   54,237
#   BKW AG.....................................................  1,235   56,716
    Bobst Group SA.............................................    800   44,494
#   Bossard Holding AG Class A.................................    359   43,680
    Bucher Industries AG.......................................    430  106,779
    Burckhardt Compression Holding AG..........................    171   51,218
    Burkhalter Holding AG......................................    185   25,673
    Cembra Money Bank AG.......................................  1,612  115,728
#*  Charles Voegele Holding AG.................................    750    4,742
    Cie Financiere Tradition SA................................     66    4,679
    Clariant AG................................................ 15,144  263,416
    Coltene Holding AG.........................................    250   18,400
    Conzzeta AG................................................     84   55,636
*   COSMO Pharmaceuticals NV...................................     32    5,155
    Daetwyler Holding AG.......................................    502   67,311
    DKSH Holding AG............................................  1,553  109,715
    dorma+kaba Holding AG Class B..............................    194  141,634
    Edmond de Rothschild Suisse SA.............................      1   14,390
    EFG International AG.......................................  4,617   22,001
    Emmi AG....................................................    195  125,654
    Energiedienst Holding AG...................................  1,000   24,092
    Flughafen Zuerich AG.......................................  1,310  245,573
    Forbo Holding AG...........................................    139  177,786
    GAM Holding AG............................................. 11,069  121,543
*   Gategroup Holding AG.......................................  2,087  111,327
    Georg Fischer AG...........................................    269  219,262
    Gurit Holding AG...........................................     25   17,017
    Helvetia Holding AG........................................    478  240,041
    Huber & Suhner AG..........................................    954   55,508
    Implenia AG................................................  1,185   80,602
    Inficon Holding AG.........................................    149   54,579
    Interroll Holding AG.......................................     59   59,877
    Intershop Holding AG.......................................    111   54,394
    Jungfraubahn Holding AG....................................     31    3,286
    Kardex AG..................................................    792   79,530
    Komax Holding AG...........................................    407   90,726
    Kudelski SA................................................  4,680   99,678
    LEM Holding SA.............................................     41   36,288
    Liechtensteinische Landesbank AG...........................    783   30,638
#   Logitech International SA.................................. 10,282  205,259
*   Luzerner Kantonalbank AG...................................    219   93,733
    MCH Group AG...............................................     12      834
    Metall Zug AG..............................................     19   55,844
#*  Meyer Burger Technology AG.................................  5,000   20,879

                                     1863

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
SWITZERLAND -- (Continued)
    Mobilezone Holding AG....................................  2,585 $   33,212
    Mobimo Holding AG........................................    639    153,849
    OC Oerlikon Corp. AG..................................... 12,397    116,015
*   Orascom Development Holding AG...........................    935      6,934
    Orior AG.................................................    485     34,506
    Panalpina Welttransport Holding AG.......................    762    103,142
    Phoenix Mecano AG........................................     50     25,223
    Plazza AG................................................     84     20,263
    PSP Swiss Property AG....................................  2,405    242,481
    Rieter Holding AG........................................    282     59,421
    Romande Energie Holding SA...............................     27     28,858
*   Schmolz + Bickenbach AG.................................. 47,389     31,770
    Schweiter Technologies AG................................     84     84,920
    SFS Group AG.............................................    805     61,429
    Siegfried Holding AG.....................................    420     88,318
    St Galler Kantonalbank AG................................    198     81,411
    Straumann Holding AG.....................................    643    245,483
    Sulzer AG................................................  1,065    108,132
    Sunrise Communications Group AG..........................    894     57,762
    Swiss Prime Site AG......................................  3,707    340,460
    Swissquote Group Holding SA..............................    538     13,337
    Tamedia AG...............................................    249     43,031
    Tecan Group AG...........................................    666    107,033
    Temenos Group AG.........................................  3,300    204,064
    U-Blox AG................................................    460    116,416
    Valiant Holding AG.......................................  1,182    112,713
    Valora Holding AG........................................    199     57,495
    Vaudoise Assurances Holding SA...........................     75     39,041
    Vetropack Holding AG.....................................     17     26,711
*   Von Roll Holding AG......................................  1,435        902
    Vontobel Holding AG......................................  1,933     89,151
    VP Bank AG...............................................     38      3,779
    VZ Holding AG............................................    198     59,123
    Walliser Kantonalbank....................................    150     11,875
    Warteck Invest AG........................................      8     16,004
    Ypsomed Holding AG.......................................    227     45,026
*   Zehnder Group AG.........................................  1,193     46,175
    Zug Estates Holding AG Class B...........................     12     20,580
    Zuger Kantonalbank AG....................................      8     40,667
                                                                     ----------
TOTAL SWITZERLAND............................................         7,706,656
                                                                     ----------
UNITED KINGDOM -- (15.0%)
    4imprint Group P.L.C.....................................    620     11,673
    888 Holdings P.L.C....................................... 11,036     32,898
    A.G. Barr P.L.C..........................................  6,780     48,452
    AA P.L.C................................................. 34,462    112,827
    Aberdeen Asset Management P.L.C.......................... 17,457     73,527
    Acacia Mining P.L.C...................................... 12,404     91,757
*   Afren P.L.C.............................................. 57,931         --
    Aggreko P.L.C............................................ 10,434    177,645
*   Aldermore Group P.L.C....................................  8,607     15,790
    Amec Foster Wheeler P.L.C................................ 32,113    190,062
    Anglo Pacific Group P.L.C................................ 11,773     14,433

                                     1864

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
UNITED KINGDOM -- (Continued)
    Anglo-Eastern Plantations P.L.C...........................     186 $  1,009
    Arrow Global Group P.L.C..................................  12,003   35,079
    Ashmore Group P.L.C.......................................  29,843  131,492
    Auto Trader Group P.L.C...................................  20,907  102,606
    AVEVA Group P.L.C.........................................   1,910   47,851
    Avon Rubber P.L.C.........................................   2,354   26,466
    B&M European Value Retail SA..............................   7,079   24,095
*   Balfour Beatty P.L.C......................................  86,387  253,409
    BBA Aviation P.L.C........................................  67,499  212,526
    Beazley P.L.C.............................................  34,508  180,758
    Bellway P.L.C.............................................  13,473  373,506
    Berendsen P.L.C...........................................  11,728  198,068
    BGEO Group P.L.C..........................................   2,711   98,126
    Bloomsbury Publishing P.L.C...............................   3,174    6,989
    Bodycote P.L.C............................................  15,918  123,153
    Booker Group P.L.C........................................ 106,110  244,287
    Bovis Homes Group P.L.C...................................  18,573  201,143
    Brammer P.L.C.............................................  10,209   14,881
    Brewin Dolphin Holdings P.L.C.............................  41,088  137,445
    British Polythene Industries P.L.C........................   2,000   26,069
    Britvic P.L.C.............................................  17,591  145,611
*   BTG P.L.C.................................................  18,889  166,765
*   Cairn Energy P.L.C........................................  50,566  119,767
    Cambian Group P.L.C.......................................   1,788    1,465
    Cape P.L.C................................................   6,374   15,684
    Capital & Counties Properties P.L.C.......................  42,570  163,714
    Card Factory P.L.C........................................   8,756   35,416
    Carillion P.L.C...........................................  37,987  134,260
    Castings P.L.C............................................   4,744   28,405
    Centamin P.L.C............................................  92,292  202,944
    Chemring Group P.L.C......................................  15,933   28,914
    Chesnara P.L.C............................................   6,348   26,296
    Cineworld Group P.L.C.....................................  14,166  110,065
*   Circassia Pharmaceuticals P.L.C...........................   5,406    6,818
    Clarkson P.L.C............................................   1,054   25,726
    Close Brothers Group P.L.C................................  12,747  212,598
*   CLS Holdings P.L.C........................................   1,068   19,260
    Cobham P.L.C..............................................  91,657  207,805
    Communisis P.L.C..........................................   4,956    2,358
    Computacenter P.L.C.......................................   5,283   57,133
    Connect Group P.L.C.......................................  19,192   39,768
    Consort Medical P.L.C.....................................   3,252   44,501
    Costain Group P.L.C.......................................   4,524   20,277
    Countrywide P.L.C.........................................   6,154   20,211
    Cranswick P.L.C...........................................   4,242  131,263
    Crest Nicholson Holdings P.L.C............................   7,026   39,753
    Daejan Holdings P.L.C.....................................     607   45,177
    Daily Mail & General Trust P.L.C. Class A.................  17,771  168,661
    Dairy Crest Group P.L.C...................................  19,201  153,266
    Darty P.L.C...............................................  16,202   35,896
    De La Rue P.L.C...........................................   9,274   77,358
    Debenhams P.L.C........................................... 136,893  101,589
    Dechra Pharmaceuticals P.L.C..............................   4,897   86,236

                                     1865

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
UNITED KINGDOM -- (Continued)
    Devro P.L.C...............................................  21,202 $ 79,338
*   Dialight P.L.C............................................   1,573   11,928
    Dignity P.L.C.............................................   4,062  145,154
    Diploma P.L.C.............................................  15,966  179,959
    Domino's Pizza Group P.L.C................................  31,038  163,003
    Drax Group P.L.C..........................................  31,965  144,580
    DS Smith P.L.C............................................  75,229  390,159
    Dunelm Group P.L.C........................................   3,275   36,801
    E2V Technologies P.L.C....................................   8,031   24,910
    Electrocomponents P.L.C...................................  53,494  207,461
    Elementis P.L.C...........................................  54,330  158,890
*   EnQuest P.L.C.............................................  53,104   17,412
*   Enterprise Inns P.L.C.....................................  42,171   49,322
    Essentra P.L.C............................................  14,785   94,867
    esure Group P.L.C.........................................  19,941   68,969
    Euromoney Institutional Investor P.L.C....................   5,411   72,428
*   Evraz P.L.C...............................................  23,503   53,243
    FDM Group Holdings P.L.C..................................     579    4,635
    Fenner P.L.C..............................................  15,676   33,443
    Ferrexpo P.L.C............................................  14,004    8,510
    Fidessa Group P.L.C.......................................   3,854  124,448
*   Findel P.L.C..............................................   2,049    4,441
*   Firstgroup P.L.C..........................................  95,248  126,282
*   Flybe Group P.L.C.........................................   9,733    4,902
    Foxtons Group P.L.C.......................................  12,557   18,275
    Fuller Smith & Turner P.L.C. Class A......................   3,070   39,830
*   Future P.L.C..............................................  13,448    1,594
    Galliford Try P.L.C.......................................   6,258   81,228
    Games Workshop Group P.L.C................................     510    3,269
    Gem Diamonds, Ltd.........................................   5,200    9,021
    Genus P.L.C...............................................   7,256  174,838
    Go-Ahead Group P.L.C......................................   4,623  111,639
    Grafton Group P.L.C.......................................  15,253  112,663
    Grainger P.L.C............................................  38,356  110,260
    Greencore Group P.L.C.....................................  48,552  210,413
    Greene King P.L.C.........................................  24,689  265,281
    Greggs P.L.C..............................................   4,959   67,818
    GVC Holdings P.L.C........................................  12,728  106,260
    Halfords Group P.L.C......................................  19,094   88,888
    Halma P.L.C...............................................  26,320  365,082
    Hays P.L.C................................................ 136,309  214,423
    Headlam Group P.L.C.......................................   3,793   23,646
    Helical P.L.C.............................................   9,778   36,706
    Henderson Group P.L.C.....................................  72,990  223,022
    Henry Boot P.L.C..........................................   3,595    8,561
    Hill & Smith Holdings P.L.C...............................   9,715  137,770
    Hilton Food Group P.L.C...................................   2,753   21,734
    Hiscox, Ltd...............................................  18,950  265,574
*   Hochschild Mining P.L.C...................................  22,160   78,738
    Home Retail Group P.L.C...................................  49,961  101,918
    HomeServe P.L.C...........................................  15,375  113,764
    Howden Joinery Group P.L.C................................  48,789  278,981
    Hunting P.L.C.............................................  19,530  105,731

                                     1866

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
UNITED KINGDOM -- (Continued)
    Huntsworth P.L.C..........................................   6,947 $  3,679
    ICAP P.L.C................................................  34,293  201,424
    IG Group Holdings P.L.C...................................  21,847  255,907
*   Imagination Technologies Group P.L.C......................  20,586   55,407
    IMI P.L.C.................................................   4,833   68,572
    Inchcape P.L.C............................................  29,062  259,126
    Indivior P.L.C............................................  38,758  152,045
    Informa P.L.C.............................................  18,068  170,705
    Intermediate Capital Group P.L.C..........................  17,936  135,881
*   International Ferro Metals, Ltd...........................   5,038       23
    International Personal Finance P.L.C......................  19,163   68,008
    Interserve P.L.C..........................................  17,760   69,326
*   IP Group P.L.C............................................  26,402   55,155
    ITE Group P.L.C...........................................  26,658   57,449
    J D Wetherspoon P.L.C.....................................  11,856  133,553
    James Fisher & Sons P.L.C.................................   3,677   72,868
    Jardine Lloyd Thompson Group P.L.C........................  13,765  178,009
    JD Sports Fashion P.L.C...................................   2,521   41,923
    John Menzies P.L.C........................................   5,973   46,531
    John Wood Group P.L.C.....................................  26,138  228,674
*   Johnston Press P.L.C......................................     693      126
    JRP Group P.L.C...........................................   8,784   12,319
    Jupiter Fund Management P.L.C.............................  23,629  132,152
*   KAZ Minerals P.L.C........................................  22,228   46,217
    KCOM Group P.L.C..........................................  62,515   90,929
    Keller Group P.L.C........................................   9,663  130,161
    Kier Group P.L.C..........................................  10,506  149,166
    Ladbrokes P.L.C...........................................  55,207  101,308
    Laird P.L.C...............................................  28,206  109,418
*   Lamprell P.L.C............................................  23,029   21,284
    Lancashire Holdings, Ltd..................................  20,831  165,795
    Lavendon Group P.L.C......................................   5,479    8,488
*   Liberty Global P.L.C. LiLAC Class A.......................     136    4,679
*   Liberty Global P.L.C. LiLAC Class C.......................     333   11,643
    Lookers P.L.C.............................................  23,097   32,538
    Low & Bonar P.L.C.........................................  24,496   19,758
    LSL Property Services P.L.C...............................   4,553   13,875
    Macfarlane Group P.L.C....................................   6,000    5,044
    Man Group P.L.C........................................... 121,260  186,023
*   Management Consulting Group P.L.C.........................  25,424    5,718
    Marshalls P.L.C...........................................  15,859   57,339
    Marston's P.L.C...........................................  61,205  115,052
    McBride P.L.C.............................................  13,482   29,055
    Mears Group P.L.C.........................................   7,017   36,775
#   Melrose Industries P.L.C..................................   9,731   88,130
    Micro Focus International P.L.C...........................  10,337  264,945
    Millennium & Copthorne Hotels P.L.C.......................  11,865   71,005
    Mitchells & Butlers P.L.C.................................  16,943   56,423
    Mitie Group P.L.C.........................................  42,095  138,768
    Moneysupermarket.com Group P.L.C..........................  22,488   88,835
    Morgan Advanced Materials P.L.C...........................  35,256  127,544
    Morgan Sindall Group P.L.C................................   2,559   19,579
*   Mothercare P.L.C..........................................   6,281   11,394

                                     1867

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
UNITED KINGDOM -- (Continued)
    N Brown Group P.L.C.......................................  12,078 $ 27,798
    National Express Group P.L.C..............................  47,751  213,298
    NCC Group P.L.C...........................................  13,259   57,049
*   New World Resources P.L.C. Class A........................   1,390        6
    Northgate P.L.C...........................................  12,200   61,643
    Novae Group P.L.C.........................................   5,019   53,980
*   Ocado Group P.L.C.........................................   8,719   30,782
    OneSavings Bank P.L.C.....................................   9,494   25,767
*   Ophir Energy P.L.C........................................  52,681   47,339
    Oxford Instruments P.L.C..................................   6,261   59,287
    Pagegroup P.L.C...........................................  16,361   73,223
    Paragon Group of Cos. P.L.C. (The)........................   7,718   27,856
    PayPoint P.L.C............................................   3,824   49,847
*   Paysafe Group P.L.C.......................................   4,630   23,626
    Pendragon P.L.C........................................... 128,518   53,819
    Pennon Group P.L.C........................................  28,152  336,003
    Petra Diamonds, Ltd.......................................  44,859   71,012
    Petrofac, Ltd.............................................   8,426   83,313
*   Petropavlovsk P.L.C....................................... 187,340   17,727
    Pets at Home Group P.L.C..................................  17,667   56,923
    Phoenix Group Holdings....................................  17,451  185,110
    Photo-Me International P.L.C..............................  17,840   36,598
    Playtech P.L.C............................................  13,547  156,025
    Polypipe Group P.L.C......................................   5,036   15,877
    Poundland Group P.L.C.....................................   3,762   11,295
    Premier Farnell P.L.C.....................................  29,123   74,946
*   Premier Foods P.L.C.......................................  58,728   39,186
*   Premier Oil P.L.C.........................................  28,641   24,259
*   Punch Taverns P.L.C.......................................   2,054    2,377
    PZ Cussons P.L.C..........................................  19,655   88,365
    QinetiQ Group P.L.C.......................................  35,800  106,306
    Rank Group P.L.C..........................................   8,059   23,683
    Rathbone Brothers P.L.C...................................   3,165   75,940
*   Raven Russia, Ltd.........................................  13,465    6,769
    Redrow P.L.C..............................................  26,294  117,572
    Regus P.L.C...............................................  40,642  164,229
    Renishaw P.L.C............................................   3,668  126,405
    Rentokil Initial P.L.C....................................  94,387  268,358
    Restaurant Group P.L.C. (The).............................   8,036   37,657
    Ricardo P.L.C.............................................   3,538   35,851
    Rightmove P.L.C...........................................   6,175  331,046
    RM P.L.C..................................................   5,224   10,196
    Rotork P.L.C..............................................  85,396  245,595
    RPC Group P.L.C...........................................  27,449  313,216
    RPS Group P.L.C...........................................  23,564   58,795
    Saga P.L.C................................................   3,570    9,593
    Savills P.L.C.............................................  11,250  104,064
    SDL P.L.C.................................................   6,280   35,971
    Senior P.L.C..............................................  34,284   92,931
    Sepura P.L.C..............................................   2,544    1,930
    Servelec Group P.L.C......................................   2,242    7,243
    Severfield P.L.C..........................................   6,026    4,344
    Shanks Group P.L.C........................................  42,387   59,049

                                     1868

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
UNITED KINGDOM -- (Continued)
    SIG P.L.C.................................................. 79,264 $110,586
    Soco International P.L.C................................... 14,452   28,901
    Spectris P.L.C............................................. 11,559  286,998
    Speedy Hire P.L.C.......................................... 25,705   11,724
    Spirax-Sarco Engineering P.L.C.............................  4,752  250,366
    Spirent Communications P.L.C............................... 47,040   56,233
*   Sports Direct International P.L.C..........................  4,590   17,578
    SSP Group P.L.C............................................ 18,871   79,995
    St. Ives P.L.C.............................................  3,000    4,357
    St. Modwen Properties P.L.C................................ 27,003  100,753
    Stagecoach Group P.L.C..................................... 22,281   59,750
    Sthree P.L.C...............................................  8,744   29,754
    Stobart Group, Ltd.........................................  7,753   17,538
    Stock Spirits Group P.L.C..................................  8,910   18,288
    SuperGroup P.L.C...........................................  2,900   60,939
    Synthomer P.L.C............................................ 19,135   92,588
    T Clarke P.L.C.............................................  3,989    3,669
    TalkTalk Telecom Group P.L.C............................... 32,034   97,074
    Tarsus Group P.L.C.........................................  4,955   17,862
    Tate & Lyle P.L.C.......................................... 26,667  255,197
    Ted Baker P.L.C............................................  4,005  124,763
    Telecom Plus P.L.C.........................................  4,485   61,800
*   Thomas Cook Group P.L.C.................................... 57,015   49,028
    Topps Tiles P.L.C.......................................... 10,400   16,518
    Trinity Mirror P.L.C....................................... 25,964   25,804
    TT Electronics P.L.C....................................... 10,027   17,839
    Tullett Prebon P.L.C....................................... 20,545   90,525
*   Tullow Oil P.L.C........................................... 58,139  153,121
    U & I Group P.L.C.......................................... 12,900   25,863
    UBM P.L.C.................................................. 26,254  233,019
    UDG Healthcare P.L.C....................................... 19,119  147,162
    Ultra Electronics Holdings P.L.C...........................  7,343  166,208
    UNITE Group P.L.C. (The)................................... 20,904  175,184
*   Vectura Group P.L.C........................................ 30,399   59,972
    Vedanta Resources P.L.C....................................  8,318   63,232
    Vesuvius P.L.C............................................. 18,829   91,550
    Victrex P.L.C..............................................  5,898  115,201
    Virgin Money Holdings UK P.L.C............................. 13,210   46,072
    Vitec Group P.L.C. (The)...................................  2,000   14,369
*   Volex P.L.C................................................  1,534      893
    Volution Group P.L.C.......................................  1,918    3,927
    Weir Group P.L.C. (The)....................................  9,975  193,273
    WH Smith P.L.C.............................................  7,855  159,013
    William Hill P.L.C......................................... 53,746  227,345
    Wilmington P.L.C...........................................  6,879   22,598
    Wincanton P.L.C............................................ 11,886   28,536
    Wireless Group P.L.C.......................................  1,735    7,055
*   Wizz Air Holdings P.L.C....................................    622   12,751
    WS Atkins P.L.C............................................ 11,499  212,846
    Xaar P.L.C................................................. 10,372   68,182
    XP Power, Ltd..............................................    132    2,828

                                     1869

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
UNITED KINGDOM -- (Continued)
      Zoopla Property Group P.L.C.......................     8,292 $     32,230
                                                                   ------------
TOTAL UNITED KINGDOM....................................             24,560,680
                                                                   ------------
TOTAL COMMON STOCKS.....................................            147,655,646
                                                                   ------------
PREFERRED STOCKS -- (0.3%)

GERMANY -- (0.3%)
#     Biotest AG........................................     1,086       16,560
      Draegerwerk AG & Co. KGaA.........................       537       35,567
      Fuchs Petrolub SE.................................     3,680      155,388
      Jungheinrich AG...................................     3,600      109,807
      Sartorius AG......................................     1,804      144,243
      Sixt SE...........................................     1,265       52,008
      STO SE & Co. KGaA.................................        74        8,851
                                                                   ------------
TOTAL GERMANY...........................................                522,424
                                                                   ------------
TOTAL PREFERRED STOCKS..................................                522,424
                                                                   ------------
RIGHTS/WARRANTS -- (0.0%)

AUSTRIA -- (0.0%)
*     Intercell AG Rights...............................     2,073           --
                                                                   ------------
HONG KONG -- (0.0%)
*     Imagi International Holdings, Ltd.
         Rights 08/12/16................................    60,800          196
                                                                   ------------
SPAIN -- (0.0%)
*     Zardoya Otis SA Rights 08/05/16...................     8,221        3,309
                                                                   ------------
TOTAL RIGHTS/WARRANTS...................................                  3,505
                                                                   ------------
TOTAL INVESTMENT SECURITIES.............................            148,181,575
                                                                   ------------

                                                                     VALUE+
                                                                   ------------
SECURITIES LENDING COLLATERAL -- (9.6%)
(S)@  DFA Short Term Investment Fund.................... 1,361,851   15,756,613
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $161,612,339)^^.....           $163,938,188
                                                                   ============

                                     1870

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                    LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                  ----------- ------------ ------- ------------
Common Stocks
   Australia..................... $    30,127 $ 10,471,824   --    $ 10,501,951
   Austria.......................          --    1,837,595   --       1,837,595
   Belgium.......................          --    2,599,194   --       2,599,194
   Canada........................  13,552,027           81   --      13,552,108
   China.........................          --            2   --               2
   Denmark.......................          --    2,825,765   --       2,825,765
   Finland.......................          --    4,014,037   --       4,014,037
   France........................       5,483    7,265,830   --       7,271,313
   Germany.......................     225,052    9,179,338   --       9,404,390
   Hong Kong.....................      34,528    4,458,457   --       4,492,985
   Ireland.......................          --      597,020   --         597,020
   Israel........................      20,394      970,719   --         991,113
   Italy.........................          --    5,366,908   --       5,366,908
   Japan.........................          --   34,796,976   --      34,796,976
   Netherlands...................          --    2,744,359   --       2,744,359
   New Zealand...................       8,500    2,173,530   --       2,182,030
   Norway........................       3,384    1,459,292   --       1,462,676
   Portugal......................          --      504,949   --         504,949
   Singapore.....................          --    1,960,158   --       1,960,158
   Spain.........................          --    3,083,189   --       3,083,189
   Sweden........................      23,139    5,176,453   --       5,199,592
   Switzerland...................     111,327    7,595,329   --       7,706,656
   United Kingdom................      16,322   24,544,358   --      24,560,680
Preferred Stocks
   Germany.......................          --      522,424   --         522,424
Rights/Warrants
   Austria.......................          --           --   --              --
   Hong Kong.....................          --          196   --             196
   Spain.........................          --        3,309   --           3,309
Securities Lending Collateral....          --   15,756,613   --      15,756,613
                                  ----------- ------------   --    ------------
TOTAL............................ $14,030,283 $149,907,905   --    $163,938,188
                                  =========== ============   ==    ============

                                     1871

                         VA SHORT-TERM FIXED PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)
                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ -----------
AGENCY OBLIGATIONS -- (6.5%)
Federal Home Loan Bank
       0.625%, 10/26/17..................................... $1,150 $ 1,148,935
       5.000%, 11/17/17.....................................    510     538,276
       1.375%, 03/09/18.....................................  1,500   1,514,081
       1.250%, 06/08/18.....................................    750     756,161
Federal Home Loan Mortgage Corporation
       1.000%, 09/29/17.....................................  1,000   1,003,645
       5.125%, 11/17/17.....................................  1,425   1,505,028
       1.000%, 12/15/17.....................................    900     903,543
       0.750%, 04/09/18.....................................  2,000   1,999,650
Federal National Mortgage Association
       1.000%, 09/27/17.....................................  1,500   1,505,613
       0.875%, 12/20/17.....................................    780     781,833
       0.875%, 02/08/18.....................................    500     501,545
                                                                    -----------
TOTAL AGENCY OBLIGATIONS....................................         12,158,310
                                                                    -----------
BONDS -- (88.0%)
3M Co.
       1.000%, 06/26/17.....................................  1,000   1,001,542
Agence Francaise de Developpement
       1.125%, 10/03/16.....................................  1,000   1,000,525
Alberta, Province of Canada
       1.000%, 06/21/17.....................................  1,332   1,334,448
ANZ New Zealand Int'l, Ltd.
       1.400%, 04/27/17.....................................    900     901,845
Apple, Inc.
#      1.050%, 05/05/17.....................................    500     500,914
       0.900%, 05/12/17.....................................  2,800   2,801,061
       1.000%, 05/03/18.....................................    900     901,713
Asian Development Bank
       5.250%, 06/12/17.....................................  1,500   1,558,168
       0.875%, 04/26/18.....................................    500     500,361
Australia & New Zealand Banking Group, Ltd.
#      1.250%, 01/10/17.....................................  1,500   1,502,463
       1.875%, 10/06/17.....................................    400     403,488
Australia & New Zealand Banking Group, Ltd. Floating Rate
  Note
(r)##  1.045%, 01/10/17.....................................  1,800   1,800,956
(r)    1.045%, 01/10/17.....................................  1,000   1,000,531
Bank Nederlandse Gemeenten NV
       5.125%, 10/05/16.....................................    200     201,538
       0.875%, 02/21/17.....................................  1,896   1,896,190
       1.375%, 09/27/17.....................................    250     251,357
##     1.000%, 02/12/18.....................................    200     200,169
       1.375%, 03/19/18.....................................    500     503,300
##     1.125%, 05/25/18.....................................    500     501,493

                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
Bank of Montreal
     1.400%, 09/11/17........................................ $1,200 $1,203,960
     1.400%, 04/10/18........................................    500    501,697
Bank of Montreal Floating Rate Note
(r)  0.945%, 06/16/17........................................  1,000    999,000
(r)  0.923%, 07/14/17........................................    300    299,690
(r)  1.153%, 09/01/17........................................  1,300  1,299,350
(r)  1.265%, 04/09/18........................................  1,000  1,001,469
Bank of Nova Scotia (The)
     1.300%, 07/21/17........................................  1,623  1,625,824
Bank of Nova Scotia (The) Floating Rate Note
(r)  0.910%, 12/05/16........................................    700    700,341
(r)  0.975%, 04/11/17........................................  2,010  2,009,908
Berkshire Hathaway Finance Corp
     1.450%, 03/07/18........................................  2,375  2,394,081
Berkshire Hathaway Finance Corp.
     1.600%, 05/15/17........................................    500    502,906
Berkshire Hathaway Finance Corp. Floating Rate Note
(r)  0.967%, 01/12/18........................................  2,000  2,003,514
(r)  1.232%, 03/07/18........................................    500    503,109
Caisse des Depots et Consignations
     0.875%, 11/07/16........................................  1,200  1,200,134
Chevron Corp.
     1.344%, 11/09/17........................................  4,100  4,116,429
     1.365%, 03/02/18........................................    200    201,009
Chevron Corp. Floating Rate Note
(r)  0.754%, 02/22/17........................................  1,300  1,299,457
Cisco Systems, Inc.
     3.150%, 03/14/17........................................    500    507,113
     1.400%, 02/28/18........................................    900    906,975
     1.650%, 06/15/18........................................    300    303,892
Coca-Cola Co. (The)
     0.875%, 10/27/17........................................    600    599,900
Commonwealth Bank of Australia
     1.900%, 09/18/17........................................  3,000  3,025,296
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
     1.700%, 03/19/18........................................    800    805,409
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Floating
  Rate Note
(r)  0.934%, 11/23/16........................................    900    900,540
Denmark Government International Bond
     0.875%, 03/20/17........................................    500    500,450
Development Bank of Japan, Inc.
     5.125%, 02/01/17........................................    500    510,052
     5.125%, 02/01/17........................................  1,000  1,020,090
     1.500%, 03/13/17........................................    500    501,030
Erste Abwicklungsanstalt
     1.000%, 02/27/17........................................  3,400  3,400,456
     1.000%, 10/13/17........................................  2,000  1,998,224

                                     1872

VA SHORT-TERM FIXED PORTFOLIO
CONTINUED


                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
European Bank for Reconstruction & Development
     1.000%, 02/16/17........................................ $1,857 $1,862,242
European Investment Bank
     1.750%, 03/15/17........................................  2,000  2,012,178
     5.125%, 05/30/17........................................    500    517,826
     1.000%, 08/17/17........................................    400    400,776
     1.125%, 09/15/17........................................    500    501,781
     1.000%, 12/15/17........................................  1,500  1,502,845
     1.000%, 03/15/18........................................    500    500,785
Export Development Canada
     0.625%, 04/27/17........................................    500    499,375
     0.750%, 12/15/17........................................    750    750,238
Exxon Mobil Corp.
     0.921%, 03/15/17........................................  1,000  1,001,337
     1.439%, 03/01/18........................................  2,100  2,114,272
Exxon Mobil Corp. Floating Rate Note
(r)  1.274%, 02/28/18........................................  2,411  2,428,202
FMS Wertmanagement AoeR
     0.625%, 01/30/17........................................  1,000    999,500
     1.125%, 09/05/17........................................  2,900  2,908,854
General Electric Co.
     5.250%, 12/06/17........................................  2,400  2,539,956
     1.625%, 04/02/18........................................    700    708,937
     5.625%, 05/01/18........................................    997  1,078,669
Inter-American Development Bank
     1.250%, 01/16/18........................................    270    271,927
International Bank for Reconstruction & Development
     0.625%, 05/02/17........................................  1,000    999,440
International Business Machines Corp.
     5.700%, 09/14/17........................................  1,667  1,756,169
Japan Bank for International Cooperation
     1.125%, 07/19/17........................................  2,000  1,998,718
Japan Finance Organization for Municipalities
     1.500%, 09/12/17........................................  1,000  1,002,501
KFW
     0.750%, 03/17/17........................................  3,800  3,801,543
     0.875%, 09/05/17........................................  1,000  1,001,138
     2.375%, 12/22/17........................................    200    204,268
Kommunalbanken A.S.
     1.375%, 06/08/17........................................    500    502,070
##   1.000%, 03/15/18........................................    200    200,196
Kommunekredit
     1.125%, 01/16/18........................................  1,500  1,504,650
Kommuninvest I Sverige AB
     1.625%, 02/13/17........................................  1,000  1,004,014
     1.000%, 04/11/17........................................  1,000  1,000,955
     1.000%, 10/24/17........................................  2,000  2,002,450

                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
Landeskreditbank Baden-Wuerttemberg Foerderbank
       0.875%, 03/20/17...................................... $1,000 $1,000,337
       0.875%, 04/10/17......................................  1,400  1,400,374
       1.625%, 04/25/17......................................  1,137  1,143,215
Landwirtschaftliche Rentenbank
       0.875%, 09/12/17......................................    500    500,466
Merck & Co., Inc. Floating Rate Note
(r)    0.755%, 02/10/17......................................  1,600  1,600,888
Municipality Finance P.L.C.
       1.125%, 04/17/18......................................  1,300  1,303,242
National Australia Bank, Ltd.
       1.250%, 03/17/17......................................  1,000  1,001,717
       1.300%, 06/30/17......................................    394    394,372
National Australia Bank, Ltd. Floating Rate Note
(r)    1.116%, 12/02/16......................................    500    500,557
(r)##  1.026%, 03/17/17......................................  1,000  1,000,254
(r)##  1.355%, 07/23/18......................................  1,300  1,303,428
Nederlandse Waterschapsbank NV
       1.250%, 01/16/18......................................    500    502,102
       1.500%, 04/16/18......................................    500    504,175
##     1.500%, 04/16/18......................................    500    504,175
       1.500%, 04/16/18......................................    500    504,175
Nestle Holdings, Inc.
       1.375%, 06/21/17......................................  2,008  2,014,827
Nordea Bank AB
       3.125%, 03/20/17......................................  1,570  1,590,314
##     3.125%, 03/20/17......................................    200    202,588
Nordea Bank Finland P.L.C. Floating Rate Note
(r)    0.907%, 02/13/17......................................  2,500  2,499,505
Nordic Investment Bank
       1.125%, 03/19/18......................................  2,000  2,009,340
NRW Bank
       1.000%, 05/22/17......................................    500    500,700
Oesterreichische Kontrollbank AG
       0.750%, 05/19/17......................................  2,000  1,999,128
       1.125%, 05/29/18......................................    200    200,551
Ontario, Province of Canada
       1.100%, 10/25/17......................................  4,080  4,090,559
       3.150%, 12/15/17......................................    404    416,616
       3.000%, 07/16/18......................................    500    519,287
Oracle Corp. Floating Rate Note
(r)    0.857%, 07/07/17......................................  1,000  1,001,058
Pfizer, Inc.
       1.100%, 05/15/17......................................    800    800,561
       1.200%, 06/01/18......................................  2,000  2,007,754
Royal Bank of Canada
       1.400%, 10/13/17......................................  1,000  1,002,382
       1.500%, 01/16/18......................................  1,000  1,004,228

                                     1873

VA SHORT-TERM FIXED PORTFOLIO
CONTINUED


                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------ ------------
     1.500%, 06/07/18...................................... $1,400 $  1,404,676
     2.200%, 07/27/18......................................    500      508,968
Royal Bank of Canada Floating Rate Note
(r)  1.019%, 02/03/17......................................  1,500    1,500,834
Shell International Finance BV
     1.125%, 08/21/17......................................  1,500    1,502,101
     1.250%, 11/10/17......................................  1,900    1,904,759
State of North Rhine-Westphalia
     1.125%, 11/21/17......................................  2,000    2,003,000
     1.250%, 02/20/18......................................    200      200,592
Statoil ASA
     3.125%, 08/17/17......................................  1,660    1,694,812
Svensk Exportkredit AB
     5.125%, 03/01/17......................................  1,961    2,009,864
     1.125%, 04/05/18......................................  2,800    2,809,282
Svenska Handelsbanken AB
     2.875%, 04/04/17......................................    600      607,595
Toronto-Dominion Bank (The)
     1.125%, 05/02/17......................................    900      900,756
     1.625%, 03/13/18......................................  3,100    3,125,098
Toronto-Dominion Bank (The) Floating Rate Note
(r)  0.916%, 01/06/17......................................  1,500    1,500,355
Total Capital International SA
     1.500%, 02/17/17......................................  1,225    1,229,105
     1.550%, 06/28/17......................................    300      301,511
Toyota Motor Credit Corp.
     1.125%, 05/16/17......................................    650      651,011
     1.750%, 05/22/17......................................  1,000    1,005,718
Toyota Motor Credit Corp. Floating Rate Note
(r)  1.036%, 04/06/18......................................  2,111    2,110,926
(r)  1.129%, 07/13/18......................................  1,500    1,503,504
Wal-Mart Stores, Inc.
     1.125%, 04/11/18......................................  1,750    1,759,366
Westpac Banking Corp.
     1.200%, 05/19/17......................................    400      400,338
     1.500%, 12/01/17......................................  1,500    1,507,044
     1.600%, 01/12/18......................................    475      477,905
Westpac Banking Corp. Floating Rate Note
(r)  1.043%, 12/01/17......................................  2,898    2,897,968
                                                                   ------------
TOTAL BONDS................................................         165,721,142
                                                                   ------------
U.S. TREASURY OBLIGATIONS -- (1.3%)
U.S. Treasury Notes
     0.750%, 10/31/17......................................    500      500,801
     2.250%, 11/30/17......................................    800      817,156
     1.000%, 12/15/17......................................    900      904,535

                                                            FACE
                                                           AMOUNT
                                                           (000)      VALUE+
                                                          -------- ------------
      0.750%, 12/31/17................................... $    300 $    300,457
                                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS..........................             2,522,949
                                                                   ------------
TOTAL INVESTMENT SECURITIES..............................           180,402,401
                                                                   ------------
COMMERCIAL PAPER -- (2.7%)
Microsoft Corp.
##    0.440%, 09/28/16...................................    1,750    1,748,870
Nordea Bank Finland P.L.C.
      1.610%, 05/02/18...................................      300      300,867
Novartis Securities Investment, Ltd.
##    0.520%, 08/24/16...................................    2,000    1,999,500
PSP Capital, Inc.
##    0.510%, 08/02/16...................................    1,000      999,963
TOTAL COMMERCIAL PAPER...................................             5,049,200
                                                                   ------------

                                                           SHARES
                                                          --------
TEMPORARY CASH INVESTMENTS -- (0.5%)
      State Street Institutional Liquid Reserves,
         0.457%..........................................  969,486      969,486
                                                                   ------------
SECURITIES LENDING COLLATERAL -- (1.0%)
(S)@  DFA Short Term Investment Fund.....................  157,545    1,822,800
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $187,964,188)^^.................................          $188,243,887
                                                                   ============

                                     1874

VA SHORT-TERM FIXED PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                     ------------------------------------------
                                     LEVEL 1    LEVEL 2    LEVEL 3    TOTAL
                                     -------- ------------ ------- ------------
Agency Obligations..................       -- $ 12,158,310   --    $ 12,158,310
Bonds...............................       --  165,721,142   --     165,721,142
U.S. Treasury Obligations...........       --    2,522,949   --       2,522,949
Commercial Paper....................       --    5,049,200   --       5,049,200
Temporary Cash Investments.......... $969,486           --   --         969,486
Securities Lending
   Collateral.......................       --    1,822,800   --       1,822,800
                                     -------- ------------   --    ------------
TOTAL............................... $969,486 $187,274,401   --    $188,243,887
                                     ======== ============   ==    ============

                                     1875

                           VA GLOBAL BOND PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
BONDS -- (98.1%)

AUSTRALIA -- (8.4%)
Australia & New Zealand Banking Group, Ltd.
     2.250%, 06/13/19...................................... $3,838  $ 3,915,462
     2.700%, 11/16/20......................................  1,000    1,040,810
Commonwealth Bank of Australia
     2.250%, 03/13/19......................................  4,500    4,594,203
     2.300%, 09/06/19......................................    500      511,095
     2.300%, 03/12/20......................................    500      511,802
National Australia Bank, Ltd.
     2.250%, 07/01/19......................................    500      509,736
##   2.400%, 12/09/19......................................  1,500    1,533,339
     2.625%, 07/23/20......................................  3,050    3,156,192
Westpac Banking Corp.
     2.250%, 01/17/19......................................  4,800    4,900,666
     2.300%, 05/26/20......................................  2,000    2,044,094
                                                                    -----------
TOTAL AUSTRALIA............................................          22,717,399
                                                                    -----------
AUSTRIA -- (1.0%)
Oesterreichische Kontrollbank AG
     1.500%, 10/21/20......................................    939      947,351
     1.875%, 01/20/21......................................  1,700    1,742,792
                                                                    -----------
TOTAL AUSTRIA                                                         2,690,143
                                                                    -----------
BELGIUM -- (0.8%)
Dexia Credit Local SA
     2.250%, 01/30/19......................................  2,000    2,037,938
                                                                    -----------
CANADA -- (15.5%)
Alberta, Province of Canada
###  1.750%, 08/26/20......................................  4,000    4,068,348
Bank of Nova Scotia (The)
     2.050%, 06/05/19......................................  3,500    3,557,495
     2.350%, 10/21/20......................................  2,652    2,722,371
     2.450%, 03/22/21......................................  1,000    1,029,581
Manitoba, Province of Canada
     2.050%, 11/30/20......................................  4,300    4,417,816
Ontario, Province of Canada
     4.000%, 10/07/19......................................  1,600    1,736,683
     4.400%, 04/14/20......................................  1,500    1,664,874
#    1.875%, 05/21/20......................................  2,500    2,552,353
Quebec, Province of Canada
     3.500%, 07/29/20......................................  6,500    7,049,341
Royal Bank of Canada
     2.150%, 03/15/19......................................  1,000    1,022,271
     2.150%, 03/06/20......................................  2,594    2,647,073
     2.350%, 10/30/20......................................  1,369    1,414,790
     2.500%, 01/19/21......................................    500      518,768
Toronto-Dominion Bank (The)
     2.125%, 07/02/19......................................  1,712    1,749,258
     2.250%, 11/05/19......................................  1,000    1,025,146

                                                            FACE
                                                           AMOUNT^
                                                            (000)     VALUE+
                                                           -------- -----------
CANADA -- (Continued)
     2.500%, 12/14/20.....................................   $2,800 $ 2,897,429
     2.125%, 04/07/21.....................................    1,780   1,812,166
                                                                    -----------
TOTAL CANADA..............................................           41,885,763
                                                                    -----------
DENMARK -- (2.7%)
Nordea Bank AB
     2.375%, 04/04/19.....................................    4,000   4,097,844
##   2.500%, 09/17/20.....................................    3,000   3,082,827
                                                                    -----------
TOTAL DENMARK.............................................            7,180,671
                                                                    -----------
FRANCE -- (2.7%)
Agence Francaise de Developpement
     1.625%, 01/21/20.....................................    5,600   5,664,395
Total Capital International SA
     2.100%, 06/19/19.....................................      650     667,586
Total Capital SA
     4.450%, 06/24/20.....................................    1,000   1,108,144
                                                                    -----------
TOTAL FRANCE..............................................            7,440,125
                                                                    -----------
GERMANY -- (3.8%)
KFW
     1.500%, 04/20/20.....................................    4,500   4,563,112
     2.750%, 09/08/20.....................................    2,500   2,657,753
Landwirtschaftliche Rentenbank
     1.375%, 12/15/20..................................... GBP  110     150,701
State of North Rhine-Westphalia
     1.625%, 01/22/20.....................................    3,000   3,031,698
                                                                    -----------
TOTAL GERMANY.............................................           10,403,264
                                                                    -----------
JAPAN -- (3.7%)
Development Bank of Japan, Inc.
     1.625%, 09/25/19.....................................    1,000   1,006,316
Japan Finance Organization for Municipalities
     2.125%, 03/06/19.....................................    1,700   1,725,293
Toyota Motor Credit Corp.
     2.125%, 07/18/19.....................................    4,250   4,362,531
     2.150%, 03/12/20.....................................    1,300   1,334,294
     1.900%, 04/08/21.....................................    1,524   1,551,950
                                                                    -----------
TOTAL JAPAN...............................................            9,980,384
                                                                    -----------
NETHERLANDS -- (5.5%)
Bank Nederlandse Gemeenten NV
     1.750%, 03/24/20.....................................    3,400   3,465,212
Cooperatieve Rabobank UA
     2.250%, 01/14/19.....................................    2,335   2,381,964
     2.500%, 01/19/21.....................................    2,200   2,271,034
Shell International Finance BV
     2.000%, 11/15/18.....................................    1,300   1,323,236

                                     1876

VA GLOBAL BOND PORTFOLIO
CONTINUED


                                                            FACE
                                                           AMOUNT^
                                                            (000)     VALUE+
                                                           -------- -----------
NETHERLANDS -- (Continued)
    4.300%, 09/22/19......................................   $  500 $   544,672
    4.375%, 03/25/20......................................      485     534,757
    2.125%, 05/11/20......................................    2,200   2,254,393
    2.250%, 11/10/20......................................    2,000   2,063,242
                                                                    -----------
TOTAL NETHERLANDS.........................................           14,838,510
                                                                    -----------
NORWAY -- (1.4%)
Statoil ASA
    2.250%, 11/08/19......................................    3,650   3,740,483
                                                                    -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (6.4%)
Asian Development Bank
    1.625%, 03/16/21......................................      333     339,780
EUROFIMA
    1.750%, 05/29/20......................................    5,500   5,596,707
European Investment Bank
    1.625%, 03/16/20......................................    2,000   2,035,328
    1.625%, 03/16/20......................................    1,000   1,017,318
    1.625%, 12/15/20......................................    2,500   2,542,410
    2.000%, 03/15/21......................................    1,500   1,551,276
Inter-American Development Bank
    1.875%, 06/16/20......................................    2,700   2,776,426
International Bank for Reconstruction & Development
    2.125%, 11/01/20......................................    1,510   1,571,723
                                                                    -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS..............           17,430,968
                                                                    -----------
SWEDEN -- (5.7%)
Kommuninvest I Sverige AB
    2.000%, 11/12/19......................................    2,250   2,310,327
Svensk Exportkredit AB
    1.750%, 08/28/20......................................    3,300   3,359,001
    1.750%, 03/10/21......................................    3,000   3,054,627
Svenska Handelsbanken AB
    2.500%, 01/25/19......................................    1,000   1,028,333
    2.250%, 06/17/19......................................    2,750   2,813,640
##  5.125%, 03/30/20......................................    2,000   2,247,780
    2.400%, 10/01/20......................................      500     513,875
                                                                    -----------
TOTAL SWEDEN..............................................           15,327,583
                                                                    -----------
SWITZERLAND -- (0.8%)
Novartis Capital Corp.
    4.400%, 04/24/20......................................    2,000   2,224,642
                                                                    -----------
UNITED KINGDOM -- (1.6%)
Network Rail Infrastructure Finance P.L.C.
    4.625%, 07/21/20...................................... GBP  850   1,307,478

                                                             FACE
                                                            AMOUNT^
                                                             (000)     VALUE+
                                                           --------- ----------
UNITED KINGDOM -- (Continued)
United Kingdom Gilt
    1.500%, 01/22/21...................................... GBP 2,220 $3,097,031
                                                                     ----------
TOTAL UNITED KINGDOM......................................            4,404,509
                                                                     ----------
UNITED STATES -- (38.1%)
3M Co.
    1.625%, 06/15/19......................................       850    865,011
    2.000%, 08/07/20......................................     3,500  3,595,063
Alphabet, Inc.
    3.625%, 05/19/21......................................     1,000  1,105,940
Apple, Inc.
    2.100%, 05/06/19......................................     1,150  1,181,308
    1.550%, 02/07/20......................................     1,700  1,720,788
    2.000%, 05/06/20......................................     1,000  1,026,193
    2.250%, 02/23/21......................................     2,391  2,472,270
    2.850%, 05/06/21......................................       500    528,890
Automatic Data Processing, Inc.
    2.250%, 09/15/20......................................     6,739  7,028,561
Berkshire Hathaway, Inc.
    2.100%, 08/14/19......................................     1,700  1,748,870
#   2.200%, 03/15/21......................................     5,310  5,497,300
Chevron Corp.
    2.193%, 11/15/19......................................     1,500  1,540,626
    1.961%, 03/03/20......................................     4,800  4,916,765
    2.427%, 06/24/20......................................       500    519,362
    2.419%, 11/17/20......................................       700    725,869
Cisco Systems, Inc.
    4.450%, 01/15/20......................................     1,263  1,397,237
    2.450%, 06/15/20......................................     4,201  4,391,507
    2.200%, 02/28/21......................................     1,500  1,549,995
Coca-Cola Co. (The)
    1.875%, 10/27/20......................................     6,000  6,152,436
    3.150%, 11/15/20......................................       630    678,860
Exxon Mobil Corp.
    1.819%, 03/15/19......................................     1,800  1,830,658
    1.912%, 03/06/20......................................     3,000  3,066,747
    2.222%, 03/01/21......................................     2,500  2,578,775
GE Capital International Funding Co., Unlimited Co.
    2.342%, 11/15/20......................................     6,600  6,846,239
International Business Machines Corp.
#   1.950%, 02/12/19......................................     1,200  1,228,351
    1.625%, 05/15/20......................................     2,000  2,025,442
    2.250%, 02/19/21......................................     3,500  3,617,911
Johnson & Johnson
    2.950%, 09/01/20......................................     2,500  2,676,277
    1.650%, 03/01/21......................................     1,400  1,429,621
Merck & Co., Inc.
    1.850%, 02/10/20......................................     6,904  7,072,119

                                     1877

VA GLOBAL BOND PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT^
                                                           (000)      VALUE+
                                                          -------- ------------
UNITED STATES -- (Continued)
Microsoft Corp.
      1.850%, 02/12/20................................... $  4,800 $  4,909,478
      2.000%, 11/03/20...................................    1,000    1,027,472
Pfizer, Inc.
      2.100%, 05/15/19...................................    2,550    2,614,836
      1.950%, 06/03/21...................................    5,000    5,087,765
Procter & Gamble Co. (The)
      1.900%, 11/01/19...................................    2,300    2,366,546
      1.850%, 02/02/21...................................    2,307    2,367,727
US Bank NA
      2.125%, 10/28/19...................................    1,500    1,537,276
Wal-Mart Stores, Inc.
      3.625%, 07/08/20...................................    2,200    2,406,668
                                                                   ------------
TOTAL UNITED STATES......................................           103,332,759
                                                                   ------------
TOTAL BONDS..............................................           265,635,141
                                                                   ------------
TOTAL INVESTMENT SECURITIES..............................           265,635,141
                                                                   ------------

                                                          SHARES
                                                          --------
SECURITIES LENDING COLLATERAL -- (1.9%)
(S)@  DFA Short Term Investment Fund.....................  451,084    5,219,038
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $265,744,821)^^......          $270,854,179
                                                                   ============


                                     1878

VA GLOBAL BOND PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                      -----------------------------------------
                                      LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                                      ------- ------------ ------- ------------
Bonds
   Australia.........................   --    $ 22,717,399   --    $ 22,717,399
   Austria...........................   --       2,690,143   --       2,690,143
   Belgium...........................   --       2,037,938   --       2,037,938
   Canada............................   --      41,885,763   --      41,885,763
   Denmark...........................   --       7,180,671   --       7,180,671
   France............................   --       7,440,125   --       7,440,125
   Germany...........................   --      10,403,264   --      10,403,264
   Japan.............................   --       9,980,384   --       9,980,384
   Netherlands.......................   --      14,838,510   --      14,838,510
   Norway............................   --       3,740,483   --       3,740,483
   Supranational Organization
     Obligations.....................   --      17,430,968   --      17,430,968
   Sweden............................   --      15,327,583   --      15,327,583
   Switzerland.......................   --       2,224,642   --       2,224,642
   United Kingdom....................   --       4,404,509   --       4,404,509
   United States.....................   --     103,332,759   --     103,332,759
Securities Lending Collateral........   --       5,219,038   --       5,219,038
Forward Currency Contracts**.........   --         324,729   --         324,729
                                        --    ------------   --    ------------
TOTAL................................   --    $271,178,908   --    $271,178,908
                                        ==    ============   ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                                     1879

                VIT INFLATION - PROTECTED SECURITIES PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                            FACE
                                                          AMOUNT^^^
                                                            (000)     VALUE+
                                                          --------- -----------
U.S. TREASURY OBLIGATIONS -- (99.9%)
Treasury Inflation Protected Security
    0.625%, 07/15/21.....................................  $   995  $ 1,111,561
    0.125%, 01/15/22.....................................    4,409    4,755,342
    0.125%, 07/15/22.....................................    4,395    4,681,494
    0.125%, 01/15/23.....................................    4,905    5,167,264
    0.375%, 07/15/23.....................................    5,290    5,640,480
    0.625%, 01/15/24.....................................    5,480    5,909,483
    0.125%, 07/15/24.....................................    5,150    5,273,544
    0.250%, 01/15/25.....................................    5,205    5,377,420
    2.375%, 01/15/25.....................................    2,750    4,186,364
    0.375%, 07/15/25.....................................    5,290    5,537,883
    2.000%, 01/15/26.....................................    2,755    3,927,207
    2.375%, 01/15/27.....................................    1,825    2,673,772
    1.750%, 01/15/28.....................................    2,730    3,679,898
    3.625%, 04/15/28.....................................    1,242    2,562,434
    2.500%, 01/15/29.....................................    1,700    2,424,234
    3.875%, 04/15/29.....................................    1,440    3,046,437
    3.375%, 04/15/32.....................................      820    1,637,560
                                                                    -----------
TOTAL U.S. TREASURY OBLIGATIONS..........................            67,592,377
                                                                    -----------

                                                           SHARES     VALUE+
                                                          --------- -----------
TEMPORARY CASH INVESTMENTS -- (0.1%)
    State Street Institutional U.S. Government Money
      Market Fund, 0.253%................................   85,053       85,053
                                                                    -----------
TOTAL INVESTMENTS -- (100.0%) (Cost $66,463,234)^^.......           $67,677,430
                                                                    ===========

                  Information Classification: Limited Access

                                     1880

VIT INFLATION - PROTECTED SECURITIES PORTFOLIO
CONTINUED


Summary of the Fund's investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                       ---------------------------------------
                                       LEVEL 1    LEVEL 2   LEVEL 3    TOTAL
                                       -------  ----------- ------- -----------
U.S. Treasury Obligations.............      --  $67,592,377   --    $67,592,377
Temporary Cash Investments............ $85,053           --   --         85,053
                                       -------  -----------   --    -----------
TOTAL................................. $85,053  $67,592,377   --    $67,677,430
                                       =======  ===========   ==    ===========

                  Information Classification: Limited Access

                                     1881

                  DFA VA GLOBAL MODERATE ALLOCATION PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                          SHARES      VALUE+
                                                         --------- ------------
 AFFILIATED INVESTMENT COMPANIES -- (99.9%)
 Investment in U.S. Core Equity 2 Portfolio of DFA
   Investment Dimensions Group Inc...................... 1,968,456 $ 34,369,242
 Investment in International Core Equity Portfolio
   of DFA Investment Dimensions Group Inc............... 1,366,123   15,765,057
 Investment in DFA Selectively Hedged Global Fixed
   Income Portfolio of DFA Investment Dimensions Group
   Inc.................................................. 1,452,791   14,164,713
 Investment in VA Global Bond Portfolio of DFA
   Investment Dimensions Group Inc...................... 1,273,467   14,097,285
 Investment in U.S. Core Equity 1 Portfolio of DFA
   Investment Dimensions Group Inc......................   668,640   12,256,177
 Investment in DFA Two-Year Global Fixed Income
   Portfolio of DFA Investment Dimensions Group Inc.....   564,048    5,629,196
 Investment in VA Short-Term Fixed Portfolio of DFA
   Investment Dimensions Group Inc......................   549,188    5,629,172
 Investment in Emerging Markets Core Equity Portfolio
   of DFA Investment Dimensions Group Inc...............   275,703    4,976,435
 Investment in VA U.S. Large Value Portfolio of DFA
   Investment Dimensions Group Inc......................   109,287    2,433,821
 Investment in DFA Real Estate Securities Portfolio
   of DFA Investment Dimensions Group Inc...............    52,059    2,001,150
 Investment in VA International Value Portfolio of DFA
   Investment Dimensions Group Inc......................   164,141    1,726,766
                                                                   ------------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
      COMPANIES (Cost $107,841,125).....................            113,049,014
                                                                   ------------
 TEMPORARY CASH INVESTMENTS -- (0.1%)
 State Street Institutional Liquid Reserves,
   0.457% (Cost $154,599)...............................   154,599      154,599
                                                                   ------------
    TOTAL INVESTMENTS -- (100.0%)
      (Cost $107,995,724)^^.............................           $113,203,613
                                                                   ============


                                     1882

DFA VA GLOBAL MODERATE ALLOCATION PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                      -----------------------------------------
                                        LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                      ------------ ------- ------- ------------
Affiliated Investment Companies...... $113,049,014   --      --    $113,049,014
Temporary Cash Investments...........      154,599   --      --         154,599
                                      ------------   --      --    ------------
TOTAL................................ $113,203,613   --      --    $113,203,613
                                      ============   ==      ==    ============

                                     1883

                        U.S. LARGE CAP GROWTH PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                          SHARES    VALUE+
                                                          ------- -----------
COMMON STOCKS -- (90.2%)

Consumer Discretionary -- (20.7%)
    Advance Auto Parts, Inc..............................  15,210 $ 2,583,571
*   Amazon.com, Inc......................................  42,651  32,364,005
*   AMC Networks, Inc. Class A...........................  11,859     656,514
    Aramark..............................................  63,200   2,265,720
#   Bed Bath & Beyond, Inc...............................  38,571   1,733,766
    Brunswick Corp.......................................   5,070     251,573
*   Burlington Stores, Inc...............................  18,235   1,395,160
#*  CarMax, Inc..........................................  30,192   1,758,986
    Carter's, Inc........................................  15,796   1,599,345
    CBS Corp. Class A....................................     500      27,500
    CBS Corp. Class B....................................  35,541   1,855,951
#*  Chipotle Mexican Grill, Inc..........................   1,512     641,073
    Cinemark Holdings, Inc...............................  13,423     504,705
#   Coach, Inc...........................................  41,866   1,804,843
#   Darden Restaurants, Inc..............................  43,928   2,704,208
    Delphi Automotive P.L.C..............................  30,150   2,044,773
#*  Discovery Communications, Inc. Class A...............  10,017     251,327
#*  Discovery Communications, Inc. Class C...............  16,354     401,327
*   DISH Network Corp. Class A...........................  15,878     848,203
    Dollar General Corp..................................  40,468   3,833,938
*   Dollar Tree, Inc.....................................  22,938   2,208,700
#   Dunkin' Brands Group, Inc............................  22,671   1,027,223
    Foot Locker, Inc.....................................  17,785   1,060,342
#*  Fossil Group, Inc....................................   7,188     227,141
    Gap, Inc. (The)...................................... 121,240   3,126,780
    Genuine Parts Co.....................................  30,063   3,073,641
#   H&R Block, Inc.......................................  13,334     317,216
    Hanesbrands, Inc.....................................  47,194   1,258,192
#   Harley-Davidson, Inc.................................  88,754   4,696,862
    Hasbro, Inc..........................................  27,819   2,259,737
    Home Depot, Inc. (The)............................... 199,245  27,543,629
    Interpublic Group of Cos., Inc. (The)................ 145,077   3,345,476
#   Las Vegas Sands Corp.................................  43,654   2,211,075
    Leggett & Platt, Inc.................................  36,207   1,903,402
*   Live Nation Entertainment, Inc.......................   8,000     219,360
    Lowe's Cos., Inc..................................... 123,106  10,129,162
*   Lululemon Athletica, Inc.............................   9,206     714,846
#   Mattel, Inc..........................................  43,508   1,452,297
    McDonald's Corp...................................... 137,103  16,130,168
#*  Michael Kors Holdings, Ltd...........................  70,070   3,624,020
    NIKE, Inc. Class B...................................  59,436   3,298,698
#   Nordstrom, Inc.......................................  61,859   2,736,024
*   NVR, Inc.............................................   1,291   2,201,155
*   O'Reilly Automotive, Inc.............................  15,770   4,583,235
#   Omnicom Group, Inc...................................  66,550   5,476,399
#*  Panera Bread Co. Class A.............................   6,939   1,521,861
#   Polaris Industries, Inc..............................  25,316   2,499,955
*   Priceline Group, Inc. (The)..........................   2,754   3,720,131
    Ross Stores, Inc.....................................  63,156   3,904,935
#   Scripps Networks Interactive, Inc. Class A...........  29,669   1,959,934
*   ServiceMaster Global Holdings, Inc...................  58,850   2,226,295

                                     1884

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES     VALUE+
                                                          ------- ------------
Consumer Discretionary -- (Continued)
#   Six Flags Entertainment Corp.........................   5,886 $    331,912
*   Skechers U.S.A., Inc. Class A........................  10,400      249,808
    Starbucks Corp....................................... 213,798   12,410,974
    Starwood Hotels & Resorts Worldwide, Inc.............  34,263    2,674,570
    Target Corp..........................................  60,421    4,551,514
#*  Tempur Sealy International, Inc......................  13,366    1,010,871
#   Tiffany & Co.........................................  17,868    1,152,843
    TJX Cos., Inc. (The).................................  92,455    7,555,423
#   Tractor Supply Co....................................  18,451    1,691,034
*   TripAdvisor, Inc.....................................   1,095       76,617
    Twenty-First Century Fox, Inc. Class A...............   3,751       99,927
*   Ulta Salon Cosmetics & Fragrance, Inc................   5,086    1,328,514
*   Under Armour, Inc. Class C...........................   4,225      150,832
#   Vail Resorts, Inc....................................   8,489    1,214,521
    VF Corp..............................................  18,530    1,156,828
#   Viacom, Inc. Class A.................................   3,827      189,972
    Viacom, Inc. Class B.................................  72,057    3,276,432
    Walt Disney Co. (The)................................ 107,926   10,355,500
#   Williams-Sonoma, Inc.................................  20,148    1,089,604
#   Wyndham Worldwide Corp...............................  40,061    2,845,132
#   Wynn Resorts, Ltd....................................   1,795      175,820
    Yum! Brands, Inc.....................................  50,506    4,516,246
                                                                  ------------
Total Consumer Discretionary.............................          238,289,273
                                                                  ------------
Consumer Staples -- (10.4%)
    Altria Group, Inc.................................... 306,953   20,780,718
#   Brown-Forman Corp. Class A...........................   1,018      107,562
#   Brown-Forman Corp. Class B...........................  15,081    1,480,803
#   Campbell Soup Co.....................................  60,036    3,738,442
    Church & Dwight Co., Inc.............................  18,220    1,789,933
    Clorox Co. (The).....................................  32,076    4,204,201
    Coca-Cola Co. (The).................................. 395,610   17,260,464
    Coca-Cola European Partners P.L.C....................  13,854      517,170
#   Colgate-Palmolive Co.................................     217       16,151
    Costco Wholesale Corp................................  42,470    7,101,833
#   Coty, Inc. Class A...................................  22,471      603,796
    Dr Pepper Snapple Group, Inc.........................  54,761    5,394,506
    Estee Lauder Cos., Inc. (The) Class A................  18,952    1,760,641
#   Flowers Foods, Inc...................................  26,026      478,618
    General Mills, Inc...................................  84,804    6,096,560
#*  Herbalife, Ltd.......................................  21,722    1,477,313
    Hershey Co. (The)....................................  14,324    1,586,526
    Hormel Foods Corp....................................  19,323      721,714
    Ingredion, Inc.......................................   4,597      612,504
#   Kellogg Co...........................................  26,771    2,214,230
    Kimberly-Clark Corp..................................  25,845    3,348,220
    Kroger Co. (The)..................................... 124,715    4,264,006
#   McCormick & Co., Inc. Non-voting.....................  10,784    1,102,664
#   McCormick & Co., Inc. Voting.........................     300       30,609
    Mead Johnson Nutrition Co............................   1,568      139,866
    PepsiCo, Inc......................................... 155,534   16,940,763
#   Pilgrim's Pride Corp.................................  55,347    1,286,818
    Reynolds American, Inc...............................   3,127      156,538

                                     1885

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES     VALUE+
                                                          ------- ------------
Consumer Staples -- (Continued)
*   Rite Aid Corp........................................ 233,046 $  1,631,322
#   Spectrum Brands Holdings, Inc........................   6,542      842,413
#*  Sprouts Farmers Market, Inc..........................  18,645      431,259
    Sysco Corp...........................................  42,909    2,222,257
    Wal-Mart Stores, Inc................................. 103,332    7,540,136
#*  WhiteWave Foods Co. (The)............................   9,191      510,009
#   Whole Foods Market, Inc..............................  32,413      987,948
                                                                  ------------
Total Consumer Staples...................................          119,378,513
                                                                  ------------
Energy -- (0.1%)
#   ONEOK, Inc...........................................  36,327    1,627,086
                                                                  ------------
Financials -- (2.6%)
*   Affiliated Managers Group, Inc.......................     454       66,638
    American Express Co..................................  76,244    4,914,688
    Aon P.L.C............................................  20,577    2,203,179
#   CBOE Holdings, Inc...................................  27,571    1,896,885
*   CBRE Group, Inc. Class A.............................  53,681    1,527,225
#*  Credit Acceptance Corp...............................   3,718      671,731
#   Eaton Vance Corp.....................................  23,499      888,497
    Erie Indemnity Co. Class A...........................  14,907    1,456,265
#   FactSet Research Systems, Inc........................  13,054    2,244,766
    MarketAxess Holdings, Inc............................   3,381      546,573
    Marsh & McLennan Cos., Inc...........................  71,753    4,717,760
    MSCI, Inc............................................  21,697    1,866,810
    S&P Global, Inc......................................  30,212    3,691,906
    SEI Investments Co...................................  15,610      702,450
    T Rowe Price Group, Inc..............................  27,749    1,961,577
#   TD Ameritrade Holding Corp...........................   4,684      142,206
                                                                  ------------
Total Financials.........................................           29,499,156
                                                                  ------------
Health Care -- (12.5%)
    Abbott Laboratories..................................   1,464       65,514
    AbbVie, Inc.......................................... 240,498   15,928,183
    AmerisourceBergen Corp...............................   3,635      309,666
    Amgen, Inc...........................................  77,932   13,406,642
    Baxter International, Inc............................  27,134    1,302,975
*   Biogen, Inc..........................................  34,505   10,004,035
    Cardinal Health, Inc.................................  41,999    3,511,116
*   Celgene Corp.........................................  52,178    5,853,850
*   Centene Corp.........................................  39,215    2,766,618
#*  Cerner Corp..........................................  15,950      995,121
    CR Bard, Inc.........................................  10,754    2,405,992
*   DaVita HealthCare Partners, Inc......................     182       14,112
*   Edwards Lifesciences Corp............................  35,940    4,115,849
    Eli Lilly & Co.......................................     820       67,970
    Gilead Sciences, Inc................................. 210,980   16,766,581
    HealthSouth Corp.....................................  22,702      977,321
#*  Henry Schein, Inc....................................  14,262    2,581,137
#*  Illumina, Inc........................................   5,040      838,404
#*  Incyte Corp..........................................   2,239      201,980
    Johnson & Johnson.................................... 231,347   28,971,585
    McKesson Corp........................................  32,870    6,395,187

                                     1886

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES     VALUE+
                                                          ------- ------------
Health Care -- (Continued)
*   Medivation, Inc......................................  22,276 $  1,425,441
*   Mettler-Toledo International, Inc....................   7,733    3,179,887
*   Mylan NV.............................................     721       33,736
*   Regeneron Pharmaceuticals, Inc.......................   2,555    1,086,182
#   ResMed, Inc..........................................  14,747    1,015,773
#*  Taro Pharmaceutical Industries, Ltd..................   3,871      541,785
#*  Team Health Holdings, Inc............................  11,942      487,711
#*  United Therapeutics Corp.............................   8,923    1,079,772
    UnitedHealth Group, Inc..............................  79,202   11,341,726
#*  Varian Medical Systems, Inc..........................  15,137    1,434,079
*   VCA, Inc.............................................   6,194      441,880
*   Waters Corp..........................................  10,473    1,664,474
    Zoetis, Inc..........................................  63,890    3,224,528
                                                                  ------------
Total Health Care........................................          144,436,812
                                                                  ------------
Industrials -- (14.5%)
    3M Co................................................  97,458   17,382,609
    Allegion P.L.C.......................................  22,901    1,657,803
    Allison Transmission Holdings, Inc...................  15,723      453,137
    American Airlines Group, Inc......................... 102,217    3,628,704
    AO Smith Corp........................................  14,994    1,392,793
#   B/E Aerospace, Inc...................................  34,646    1,657,291
#   Boeing Co. (The).....................................  98,585   13,176,871
    BWX Technologies, Inc................................   4,857      178,786
#   CH Robinson Worldwide, Inc...........................  43,201    3,007,654
#   Cintas Corp..........................................  30,663    3,289,220
#*  Copart, Inc..........................................  25,717    1,297,166
#   Deere & Co...........................................  40,196    3,123,631
    Delta Air Lines, Inc................................. 140,166    5,431,433
#   Donaldson Co., Inc...................................  36,656    1,324,381
    Emerson Electric Co..................................  88,497    4,946,982
    Equifax, Inc.........................................  24,359    3,226,593
#   Expeditors International of Washington, Inc..........  49,897    2,466,409
#   Fastenal Co..........................................  61,780    2,641,095
#   Flowserve Corp.......................................  24,236    1,159,693
    General Dynamics Corp................................  30,450    4,472,801
#   Graco, Inc...........................................   6,441      476,698
*   HD Supply Holdings, Inc..............................  52,387    1,895,886
    Hexcel Corp..........................................   9,467      408,690
    Honeywell International, Inc......................... 102,585   11,933,713
    Hubbell, Inc.........................................   1,221      131,660
    Huntington Ingalls Industries, Inc...................  16,354    2,822,373
    IDEX Corp............................................   9,570      859,290
    Illinois Tool Works, Inc.............................  30,273    3,493,504
    JB Hunt Transport Services, Inc......................  36,089    3,000,079
    Lockheed Martin Corp.................................  42,014   10,618,198
    Masco Corp...........................................   4,993      182,145
    MSC Industrial Direct Co., Inc. Class A..............   1,904      136,764
#   Nordson Corp.........................................  15,743    1,389,950
    Northrop Grumman Corp................................  21,179    4,588,007
#*  Old Dominion Freight Line, Inc.......................   7,755      540,213
    Parker-Hannifin Corp.................................   1,353      154,499
    Pitney Bowes, Inc....................................  42,481      820,308

                                     1887

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES     VALUE+
                                                          ------- ------------
Industrials -- (Continued)
    Raytheon Co..........................................  33,316 $  4,648,582
    Robert Half International, Inc.......................  41,678    1,522,914
#   Rockwell Automation, Inc.............................  29,862    3,416,213
#   Rockwell Collins, Inc................................  39,833    3,370,669
#   Rollins, Inc.........................................  34,497      972,126
#*  Sensata Technologies Holding NV......................  11,511      436,497
    Snap-on, Inc.........................................   7,946    1,248,873
    Toro Co. (The).......................................  15,611    1,435,431
*   United Continental Holdings, Inc.....................   8,898      417,227
    United Parcel Service, Inc. Class B.................. 106,884   11,554,160
    United Technologies Corp.............................  22,496    2,421,694
*   USG Corp.............................................     149        4,196
*   Verisk Analytics, Inc................................  30,455    2,597,202
*   WABCO Holdings, Inc..................................  17,367    1,741,389
#   Wabtec Corp..........................................  12,722      871,457
    Waste Management, Inc................................  54,377    3,595,407
    Watsco, Inc..........................................   4,791      690,096
#   WW Grainger, Inc.....................................  29,865    6,535,955
                                                                  ------------
Total Industrials........................................          166,847,117
                                                                  ------------
Information Technology -- (21.4%)
    Accenture P.L.C. Class A.............................  97,240   10,969,644
*   Alliance Data Systems Corp...........................  17,340    4,016,291
#   Amphenol Corp. Class A...............................  49,682    2,957,073
    Apple, Inc........................................... 369,555   38,511,327
    Automatic Data Processing, Inc.......................  39,650    3,526,868
    Booz Allen Hamilton Holding Corp.....................  48,828    1,507,809
    Broadcom, Ltd........................................  16,599    2,688,706
    Broadridge Financial Solutions, Inc..................  24,843    1,681,374
    CDK Global, Inc......................................  22,546    1,302,933
    CDW Corp.............................................  96,150    4,127,719
*   Citrix Systems, Inc..................................  20,441    1,821,906
    CSRA, Inc............................................   3,800      102,296
    DST Systems, Inc.....................................   1,794      221,254
*   eBay, Inc............................................  88,930    2,771,059
*   Electronic Arts, Inc.................................  14,765    1,126,865
*   Euronet Worldwide, Inc...............................   3,000      228,780
#*  F5 Networks, Inc.....................................  17,934    2,213,414
*   Fiserv, Inc..........................................  48,037    5,301,363
*   Genpact, Ltd.........................................  41,154    1,101,693
    Global Payments, Inc.................................  35,634    2,660,434
    Harris Corp..........................................  28,307    2,451,952
    International Business Machines Corp................. 149,637   24,034,695
    Intuit, Inc..........................................  30,693    3,406,616
#*  IPG Photonics Corp...................................   5,429      457,610
    Jack Henry & Associates, Inc.........................  28,119    2,509,621
*   Keysight Technologies, Inc...........................  55,283    1,616,475
    KLA-Tencor Corp......................................  37,991    2,876,299
    Linear Technology Corp...............................  70,976    4,257,850
#*  Manhattan Associates, Inc............................  28,784    1,670,911
    MasterCard, Inc. Class A............................. 155,669   14,825,916
#   MAXIMUS, Inc.........................................   8,966      528,277
    Microsoft Corp....................................... 705,042   39,961,781

                                     1888

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES     VALUE+
                                                          ------- ------------
Information Technology -- (Continued)
*   NCR Corp.............................................   2,122 $     69,962
    Oracle Corp.......................................... 327,398   13,436,414
    Paychex, Inc.........................................  62,724    3,718,279
    Sabre Corp...........................................  71,122    2,073,206
#   Seagate Technology P.L.C............................. 104,933    3,361,004
#   Skyworks Solutions, Inc..............................  27,582    1,820,964
#*  Teradata Corp........................................  11,680      331,478
    Texas Instruments, Inc............................... 156,934   10,946,146
    Total System Services, Inc...........................     429       21,845
*   Vantiv, Inc. Class A.................................  49,343    2,702,516
#   Visa, Inc. Class A................................... 204,422   15,955,137
#   Western Union Co. (The).............................. 223,401    4,468,020
                                                                  ------------
Total Information Technology.............................          246,341,782
                                                                  ------------
Materials -- (5.0%)
    Air Products & Chemicals, Inc........................  16,158    2,414,328
    AptarGroup, Inc......................................  11,364      888,438
    Avery Dennison Corp..................................  33,999    2,648,182
*   Axalta Coating Systems, Ltd..........................  84,329    2,407,593
#   Ball Corp............................................  25,173    1,778,976
    Bemis Co., Inc.......................................  13,512      689,652
*   Berry Plastics Group, Inc............................  21,500      881,500
    Celanese Corp. Series A..............................     248       15,728
*   Crown Holdings, Inc..................................  36,023    1,908,138
    Ecolab, Inc..........................................  21,070    2,494,267
    EI du Pont de Nemours & Co...........................  54,900    3,797,433
*   GCP Applied Technologies, Inc........................   4,742      130,547
    Graphic Packaging Holding Co.........................  55,042      750,773
#   International Flavors & Fragrances, Inc..............   9,191    1,224,701
    LyondellBasell Industries NV Class A.................  70,372    5,296,197
    Monsanto Co..........................................  46,463    4,960,855
#   NewMarket Corp.......................................   3,157    1,351,007
    Packaging Corp. of America...........................  22,408    1,673,654
    PPG Industries, Inc..................................  35,259    3,691,970
    Praxair, Inc.........................................  55,360    6,451,654
    RPM International, Inc...............................  26,900    1,459,594
#   Scotts Miracle-Gro Co. (The) Class A.................  17,670    1,303,162
    Sealed Air Corp......................................  55,057    2,597,589
    Sherwin-Williams Co. (The)...........................   9,285    2,782,993
#   Southern Copper Corp.................................  17,694      459,867
    Valspar Corp. (The)..................................  21,896    2,331,267

                                     1889

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                        SHARES       VALUE+
                                                       --------- --------------
Materials -- (Continued)
      WR Grace & Co...................................    10,431 $      780,969
                                                                 --------------
Total Materials.......................................               57,171,034
                                                                 --------------
Telecommunication Services -- (3.0%)
      Verizon Communications, Inc.....................   636,213     35,252,562
                                                                 --------------
TOTAL COMMON STOCKS...................................            1,038,843,335
                                                                 --------------
TOTAL INVESTMENT SECURITIES...........................            1,038,843,335
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
      State Street Institutional Liquid Reserves,
        0.457%........................................ 5,119,223      5,119,223
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (9.4%)
(S)@  DFA Short Term Investment Fund.................. 9,257,677    107,111,318
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,016,057,615)^^.............................           $1,151,073,876
                                                                 ==============

                                     1890

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                             -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary... $  238,289,273           --   --    $  238,289,273
   Consumer Staples.........    119,378,513           --   --       119,378,513
   Energy...................      1,627,086           --   --         1,627,086
   Financials...............     29,499,156           --   --        29,499,156
   Health Care..............    144,436,812           --   --       144,436,812
   Industrials..............    166,847,117           --   --       166,847,117
   Information Technology...    246,341,782           --   --       246,341,782
   Materials................     57,171,034           --   --        57,171,034
   Telecommunication........
     Services...............     35,252,562           --   --        35,252,562
Temporary Cash
  Investments...............      5,119,223           --   --         5,119,223
Securities Lending
  Collateral................             -- $107,111,318   --       107,111,318
                             -------------- ------------   --    --------------
TOTAL....................... $1,043,962,558 $107,111,318   --    $1,151,073,876
                             ============== ============   ==    ==============

                                     1891

                        U.S. SMALL CAP GROWTH PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                              SHARES   VALUE+
                                                              ------ ----------
COMMON STOCKS -- (81.1%)

Consumer Discretionary -- (20.1%)
*   1-800-Flowers.com, Inc. Class A.......................... 18,529 $  169,170
*   American Axle & Manufacturing Holdings, Inc.............. 42,316    736,722
#   American Eagle Outfitters, Inc........................... 81,308  1,457,039
*   Asbury Automotive Group, Inc............................. 12,303    748,022
#   Big Lots, Inc............................................ 22,179  1,179,479
*   BJ's Restaurants, Inc.................................... 14,382    558,597
    Bloomin' Brands, Inc..................................... 57,735  1,038,075
    Blue Nile, Inc...........................................  6,465    187,873
    Bob Evans Farms, Inc..................................... 11,798    433,930
*   Bravo Brio Restaurant Group, Inc.........................  6,912     56,817
*   Bright Horizons Family Solutions, Inc.................... 10,297    690,620
#   Buckle, Inc. (The)....................................... 12,177    333,528
#*  Buffalo Wild Wings, Inc..................................  9,452  1,587,558
*   Build-A-Bear Workshop, Inc...............................  8,600    117,218
#   Cable One, Inc...........................................  2,900  1,519,252
    Caleres, Inc.............................................  6,937    182,582
    Capella Education Co.....................................  6,095    364,908
*   Carrols Restaurant Group, Inc............................ 24,270    293,910
    Cato Corp. (The) Class A................................. 12,364    442,260
*   Cavco Industries, Inc....................................  4,658    462,912
#   Cheesecake Factory, Inc. (The)........................... 21,621  1,118,454
*   Cherokee, Inc............................................  4,874     50,885
    Chico's FAS, Inc......................................... 71,754    861,766
#   Children's Place, Inc. (The)............................. 10,521    879,345
    Churchill Downs, Inc.....................................    890    116,706
#*  Chuy's Holdings, Inc.....................................  5,014    169,072
    ClubCorp Holdings, Inc................................... 15,900    230,550
    Collectors Universe, Inc.................................  5,146    110,690
    Cooper Tire & Rubber Co.................................. 19,824    653,994
*   Cooper-Standard Holding, Inc.............................  9,004    792,802
    Core-Mark Holding Co., Inc............................... 18,532    907,327
    CST Brands, Inc.......................................... 34,007  1,520,793
    Culp, Inc................................................  6,468    184,532
    Dana Holding Corp........................................ 45,100    615,164
#*  Dave & Buster's Entertainment, Inc....................... 24,172  1,075,654
*   Deckers Outdoor Corp.....................................  4,998    329,918
*   Denny's Corp.............................................    885      9,877
*   Destination XL Group, Inc................................ 23,200    119,712
*   Diamond Resorts International, Inc....................... 24,396    736,271
    DineEquity, Inc.......................................... 10,028    815,978
#*  Dorman Products, Inc..................................... 13,606    866,702
    Drew Industries, Inc..................................... 14,354  1,314,970
#   DSW, Inc. Class A........................................ 26,523    643,448
*   El Pollo Loco Holdings, Inc..............................    488      6,422
    Entravision Communications Corp. Class A................. 42,855    311,127
#   Ethan Allen Interiors, Inc............................... 15,128    525,395
    Extended Stay America, Inc...............................  1,941     27,485
*   Fiesta Restaurant Group, Inc............................. 18,656    416,775
#*  Five Below, Inc.......................................... 27,433  1,399,357
*   Fox Factory Holding Corp................................. 21,509    412,758
*   Francesca's Holdings Corp................................ 27,166    345,280

                                     1892

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                              SHARES   VALUE+
                                                              ------ ----------
Consumer Discretionary -- (Continued)
#*  G-III Apparel Group, Ltd................................. 12,429 $  497,533
*   Gentherm, Inc............................................ 21,414    718,654
#   GNC Holdings, Inc. Class A............................... 21,800    444,938
*   Grand Canyon Education, Inc.............................. 20,100    845,406
*   Helen of Troy, Ltd....................................... 12,766  1,271,621
#*  Hibbett Sports, Inc......................................  7,800    272,376
    Hooker Furniture Corp....................................  2,349     54,332
*   Horizon Global Corp...................................... 11,426    149,109
#   HSN, Inc................................................. 26,176  1,339,164
*   Ignite Restaurant Group, Inc.............................    294        415
*   Installed Building Products, Inc......................... 18,826    674,536
    Interval Leisure Group, Inc.............................. 19,405    348,902
*   Intrawest Resorts Holdings, Inc..........................  6,099     88,679
#*  iRobot Corp.............................................. 14,990    568,421
    Jack in the Box, Inc..................................... 12,014  1,061,917
#*  Jamba, Inc...............................................  6,285     67,878
    John Wiley & Sons, Inc. Class A.......................... 15,501    894,408
#*  Kate Spade & Co.......................................... 64,165  1,391,739
*   Kirkland's, Inc..........................................  5,823     88,743
#*  Kona Grill, Inc..........................................  3,541     44,263
    La-Z-Boy, Inc............................................ 26,402    797,868
    Libbey, Inc.............................................. 11,705    218,766
    Liberty Tax, Inc.........................................    750     10,395
*   Lindblad Expeditions Holdings, Inc....................... 13,845    137,619
#   Lithia Motors, Inc. Class A..............................  9,426    813,370
*   Malibu Boats, Inc. Class A...............................  2,073     28,276
    Marine Products Corp.....................................  8,101     73,962
#   Marriott Vacations Worldwide Corp........................  1,700    129,710
#*  Mattress Firm Holding Corp...............................  4,220    125,925
#   Monro Muffler Brake, Inc................................. 14,160    886,699
*   Motorcar Parts of America, Inc...........................  5,864    164,368
*   Murphy USA, Inc.......................................... 17,701  1,356,605
*   Nathan's Famous, Inc.....................................    430     20,885
*   Nautilus, Inc............................................ 18,538    349,256
*   New York & Co., Inc......................................  3,518      6,543
    New York Times Co. (The) Class A......................... 65,645    852,072
#   Nexstar Broadcasting Group, Inc. Class A................. 10,961    554,079
    Nutrisystem, Inc......................................... 19,988    591,245
*   Ollie's Bargain Outlet Holdings, Inc.....................  1,099     28,728
    Outerwall, Inc...........................................  4,206    221,488
#*  Overstock.com, Inc....................................... 12,789    208,461
    Oxford Industries, Inc...................................  8,264    472,536
#   Papa John's International, Inc........................... 15,557  1,150,440
#   PetMed Express, Inc......................................  1,588     32,919
    Pool Corp................................................ 10,517  1,075,679
*   Popeyes Louisiana Kitchen, Inc........................... 15,188    869,969
*   Potbelly Corp............................................ 13,570    176,817
*   Reading International, Inc. Class A......................  9,457    130,034
*   Red Robin Gourmet Burgers, Inc...........................  7,477    361,588
#*  Restoration Hardware Holdings, Inc.......................  1,747     53,825
    Ruth's Hospitality Group, Inc............................ 21,941    350,398
#   SeaWorld Entertainment, Inc.............................. 43,532    670,393
#*  Select Comfort Corp...................................... 28,620    682,873

                                     1893

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Consumer Discretionary -- (Continued)
#*  Shutterfly, Inc........................................  15,429 $   820,669
#   Sinclair Broadcast Group, Inc. Class A.................  30,075     836,686
*   Skechers U.S.A., Inc. Class A..........................   4,261     102,349
*   Skyline Corp...........................................   2,317      21,363
#*  Smith & Wesson Holding Corp............................  28,048     826,014
    Sonic Corp.............................................  23,995     645,705
#   Sotheby's..............................................  16,332     528,993
    Standard Motor Products, Inc...........................   8,888     372,763
*   Starz Class A..........................................  27,676     836,645
    Stein Mart, Inc........................................  29,078     250,071
*   Steven Madden, Ltd.....................................  28,434     995,759
*   Stoneridge, Inc........................................  15,255     254,453
#*  Strayer Education, Inc.................................   5,797     265,039
    Sturm Ruger & Co., Inc.................................  12,810     871,080
    Superior Uniform Group, Inc............................   7,000     112,490
    Tailored Brands, Inc...................................  13,956     204,455
*   Taylor Morrison Home Corp. Class A.....................   8,402     136,532
*   Tenneco, Inc...........................................  25,749   1,455,333
#   Texas Roadhouse, Inc...................................  31,704   1,497,063
    Thor Industries, Inc...................................  23,758   1,818,437
*   Tile Shop Holdings, Inc................................  13,943     237,728
    Tower International, Inc...............................  12,678     292,608
*   Tumi Holdings, Inc.....................................  10,377     277,585
#   Tupperware Brands Corp.................................  22,705   1,423,149
*   Universal Electronics, Inc.............................   8,226     636,199
*   US Auto Parts Network, Inc.............................  11,408      46,659
    Vail Resorts, Inc......................................   4,866     696,179
*   Vera Bradley, Inc......................................  18,661     271,704
*   Vince Holding Corp.....................................   6,640      33,200
    Visteon Corp...........................................  17,539   1,229,309
#*  Vitamin Shoppe, Inc....................................   2,386      69,814
    Wendy's Co. (The)...................................... 121,664   1,175,274
    Winmark Corp...........................................   1,277     128,428
#   Winnebago Industries, Inc..............................  13,725     326,106
    Wolverine World Wide, Inc..............................   6,000     146,940
    World Wrestling Entertainment, Inc. Class A............   1,300      25,675
*   ZAGG, Inc..............................................  10,578      66,959
*   Zumiez, Inc............................................   3,082      52,332
                                                                    -----------
Total Consumer Discretionary...............................          74,544,253
                                                                    -----------
Consumer Staples -- (4.1%)
    Alico, Inc.............................................     596      17,630
#   B&G Foods, Inc.........................................  31,884   1,644,896
#*  Boston Beer Co., Inc. (The) Class A....................   3,370     616,306
#   Cal-Maine Foods, Inc...................................  19,265     807,203
    Calavo Growers, Inc....................................  11,354     746,866
#*  Chefs' Warehouse, Inc. (The)...........................   7,032     113,567
#   Coca-Cola Bottling Co. Consolidated....................   3,207     456,709
#   Dean Foods Co..........................................  41,516     766,385
*   Farmer Brothers Co.....................................   1,613      49,471
    Inter Parfums, Inc.....................................  16,405     533,819
    J&J Snack Foods Corp...................................   9,167   1,114,799
    John B. Sanfilippo & Son, Inc..........................   3,948     184,253

                                     1894

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Consumer Staples -- (Continued)
    Lancaster Colony Corp..................................  12,376 $ 1,608,385
    Medifast, Inc..........................................   7,758     273,237
    MGP Ingredients, Inc...................................  10,891     468,313
#*  National Beverage Corp.................................  14,615     838,316
#*  Natural Grocers by Vitamin Cottage, Inc................   9,904     135,586
    Nu Skin Enterprises, Inc. Class A......................   9,181     490,265
    Oil-Dri Corp. of America...............................   2,325      87,071
#   Orchids Paper Products Co..............................   1,600      49,136
#   PriceSmart, Inc........................................  13,978   1,088,607
*   Primo Water Corp.......................................  16,832     201,647
    Rocky Mountain Chocolate Factory, Inc..................   2,500      26,525
    Sanderson Farms, Inc...................................   3,378     295,879
#   Tootsie Roll Industries, Inc...........................   4,240     157,431
    United-Guardian, Inc...................................   2,424      34,372
#*  USANA Health Sciences, Inc.............................   6,999     961,103
#   Vector Group, Ltd......................................  21,515     475,266
#   WD-40 Co...............................................   9,518   1,094,380
                                                                    -----------
Total Consumer Staples.....................................          15,337,423
                                                                    -----------
Energy -- (1.4%)
#*  Carrizo Oil & Gas, Inc.................................  29,807     977,669
    Evolution Petroleum Corp...............................  15,664      85,369
#*  Fairmount Santrol Holdings, Inc........................  34,230     234,475
#   Frank's International NV...............................  13,455     165,765
*   Gastar Exploration, Inc................................  13,440      12,310
#*  Isramco, Inc...........................................     191      15,108
#*  Matador Resources Co...................................   2,752      58,040
*   Memorial Resource Development Corp.....................  31,156     466,717
*   Par Pacific Holdings, Inc..............................   2,914      43,710
*   Parsley Energy, Inc. Class A...........................  46,208   1,317,390
#*  RPC, Inc...............................................  57,569     834,175
#   Teekay Corp............................................     319       1,978
*   TETRA Technologies, Inc................................  51,200     307,712
#   US Silica Holdings, Inc................................  16,970     584,956
                                                                    -----------
Total Energy...............................................           5,105,374
                                                                    -----------
Financials -- (5.5%)
    A-Mark Precious Metals, Inc............................   2,883      49,184
#*  Altisource Portfolio Solutions SA......................   6,549     152,330
    AMERISAFE, Inc.........................................  10,502     614,682
#   Artisan Partners Asset Management, Inc. Class A........  20,451     571,810
    Associated Capital Group, Inc. Class A.................   1,484      44,357
#   Bank of Hawaii Corp....................................  19,461   1,341,252
    BGC Partners, Inc. Class A............................. 103,822     920,901
#*  BofI Holding, Inc......................................  12,261     206,230
    Cohen & Steers, Inc....................................  22,441     967,207
#*  Credit Acceptance Corp.................................   2,101     379,588
    Diamond Hill Investment Group, Inc.....................   1,808     345,310
*   Eagle Bancorp, Inc.....................................  13,032     671,800
*   eHealth, Inc...........................................   9,123      87,125
    Evercore Partners, Inc. Class A........................  17,136     868,281
    Federated Investors, Inc. Class B......................  46,942   1,481,959

                                     1895

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                             SHARES   VALUE+
                                                             ------ -----------
Financials -- (Continued)
    First Busey Corp........................................ 19,100 $   430,323
    First Cash Financial Services, Inc...................... 15,686     804,849
    Greenhill & Co., Inc....................................  4,864      96,453
    Hennessy Advisors, Inc..................................  2,163      75,056
    HFF, Inc. Class A....................................... 28,891     815,015
    Home BancShares, Inc.................................... 56,762   1,184,623
    Interactive Brokers Group, Inc. Class A................. 28,368     988,341
    Kennedy-Wilson Holdings, Inc............................ 28,401     597,841
    Lakeland Financial Corp.................................  4,800     246,480
    Manning & Napier, Inc...................................  8,958      69,783
*   Marcus & Millichap, Inc................................. 17,127     458,832
#   Moelis & Co. Class A.................................... 13,773     342,810
    Morningstar, Inc........................................  1,636     138,373
    NorthStar Asset Management Group, Inc................... 93,210   1,105,470
    OM Asset Management P.L.C............................... 33,713     471,982
*   Pacific Premier Bancorp, Inc............................  4,200     101,430
*   PennyMac Financial Services, Inc. Class A...............  5,405      68,157
    Pinnacle Financial Partners, Inc........................    279      14,818
    Pzena Investment Management, Inc. Class A...............  7,413      58,266
#   RE/MAX Holdings, Inc. Class A...........................     14         606
    RLI Corp................................................ 16,080   1,096,173
#   ServisFirst Bancshares, Inc............................. 12,298     622,648
    Silvercrest Asset Management Group, Inc. Class A........  5,400      65,610
    Stock Yards Bancorp, Inc................................ 11,159     329,637
    Universal Insurance Holdings, Inc....................... 16,590     360,667
    Value Line, Inc.........................................    138       2,494
    West Bancorporation, Inc................................  7,128     135,432
#   Westamerica Bancorporation..............................  5,059     237,975
    Westwood Holdings Group, Inc............................  4,434     237,751
#   WisdomTree Investments, Inc............................. 48,561     482,696
                                                                    -----------
Total Financials............................................         20,342,607
                                                                    -----------
Health Care -- (9.9%)
    Aceto Corp.............................................. 14,959     384,596
#*  Adeptus Health, Inc. Class A............................  1,747      77,864
#*  Air Methods Corp........................................ 18,540     617,197
#*  Akorn, Inc..............................................  1,823      62,401
#*  AMN Healthcare Services, Inc............................ 24,282   1,027,129
*   Amsurg Corp.............................................  4,173     313,017
*   Anika Therapeutics, Inc.................................  7,767     387,729
    Atrion Corp.............................................    791     377,149
*   BioSpecifics Technologies Corp..........................  3,764     152,442
*   BioTelemetry, Inc....................................... 18,143     345,080
    Bruker Corp.............................................    300       7,476
*   Cambrex Corp............................................ 20,103   1,053,598
    Cantel Medical Corp..................................... 21,218   1,420,545
#*  Capital Senior Living Corp.............................. 22,520     438,690
*   Catalent, Inc........................................... 55,580   1,419,513
*   Charles River Laboratories International, Inc...........  9,288     816,694
#   Chemed Corp.............................................  7,693   1,131,948
*   Civitas Solutions, Inc..................................  5,527     118,444
#   Computer Programs & Systems, Inc........................  3,368     133,508
*   Concert Pharmaceuticals, Inc............................    783       8,997

                                     1896

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                              SHARES   VALUE+
                                                              ------ ----------
Health Care -- (Continued)
*   CorVel Corp.............................................. 12,169 $  550,039
*   Cross Country Healthcare, Inc............................ 16,665    243,642
    CryoLife, Inc............................................ 14,952    217,851
*   Cynosure, Inc. Class A................................... 12,354    678,976
*   Electromed, Inc..........................................  5,391     23,720
*   Emergent BioSolutions, Inc............................... 19,389    647,399
    Ensign Group, Inc. (The)................................. 25,288    543,692
*   Enzo Biochem, Inc........................................ 26,989    188,113
#*  Five Prime Therapeutics, Inc............................. 14,851    752,797
#*  Globus Medical, Inc. Class A............................. 30,354    696,624
    HealthSouth Corp......................................... 16,447    708,043
*   HealthStream, Inc........................................ 14,538    352,256
*   HMS Holdings Corp........................................ 45,696    908,436
*   ICU Medical, Inc.........................................  6,083    710,251
*   INC Research Holdings, Inc. Class A...................... 24,866  1,106,786
#*  Integra LifeSciences Holdings Corp....................... 15,526  1,308,376
*   IRIDEX Corp..............................................  3,943     63,916
#   Landauer, Inc............................................  3,505    146,229
*   Lannett Co., Inc.........................................  3,660    114,265
    LeMaitre Vascular, Inc...................................  8,606    148,023
*   LHC Group, Inc...........................................  5,977    270,519
*   LivaNova P.L.C........................................... 10,287    535,438
*   Luminex Corp............................................. 20,489    439,079
*   Masimo Corp.............................................. 24,824  1,314,927
#   Meridian Bioscience, Inc................................. 27,317    528,857
*   Merit Medical Systems, Inc...............................  4,717    110,566
#*  Molina Healthcare, Inc................................... 10,176    578,099
#*  Myriad Genetics, Inc..................................... 27,305    845,909
    National Research Corp. Class A.......................... 10,998    165,190
    National Research Corp. Class B..........................    150      4,956
*   Natus Medical, Inc....................................... 17,440    685,915
#*  Nektar Therapeutics...................................... 13,967    241,489
*   NuVasive, Inc............................................    512     31,846
*   Omnicell, Inc............................................ 19,165    741,302
*   OraSure Technologies, Inc................................ 29,143    198,755
*   Orthofix International NV................................ 10,100    478,740
#   Owens & Minor, Inc....................................... 28,004  1,000,023
*   PAREXEL International Corp............................... 20,022  1,338,471
#   Phibro Animal Health Corp. Class A....................... 10,743    221,628
*   Prestige Brands Holdings, Inc............................ 24,166  1,292,881
*   Providence Service Corp. (The)...........................  1,265     61,188
    Psychemedics Corp........................................  4,187     77,920
#   Quality Systems, Inc..................................... 30,710    377,119
*   RadNet, Inc.............................................. 28,916    173,785
*   Repligen Corp............................................  6,286    179,780
*   SciClone Pharmaceuticals, Inc............................ 27,341    288,721
*   Select Medical Holdings Corp............................. 21,543    247,744
    Simulations Plus, Inc....................................  9,832     78,754
*   Sucampo Pharmaceuticals, Inc. Class A.................... 25,376    298,168
*   Supernus Pharmaceuticals, Inc............................  3,548     78,837
*   Surgical Care Affiliates, Inc............................ 20,345  1,058,143
*   Surmodics, Inc...........................................  6,833    187,429
#*  Team Health Holdings, Inc................................  1,320     53,909

                                     1897

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                             SHARES   VALUE+
                                                             ------ -----------
Health Care -- (Continued)
#*  Tenet Healthcare Corp................................... 42,731 $ 1,307,996
    US Physical Therapy, Inc................................  8,174     487,334
    Utah Medical Products, Inc..............................  1,699     110,554
*   Vascular Solutions, Inc.................................    716      32,843
                                                                    -----------
Total Health Care...........................................         36,528,265
                                                                    -----------
Industrials -- (18.6%)
    AAON, Inc............................................... 33,928     898,413
    ABM Industries, Inc.....................................  7,900     293,959
*   Accuride Corp........................................... 15,642      20,960
#   Advanced Drainage Systems, Inc..........................  4,846     129,437
    Albany International Corp. Class A...................... 15,053     637,193
    Allegiant Travel Co.....................................  7,065     916,825
    Allied Motion Technologies, Inc.........................  5,456     123,415
    Altra Industrial Motion Corp............................ 14,243     404,501
*   American Woodmark Corp.................................. 10,530     781,642
#   Apogee Enterprises, Inc................................. 13,782     644,308
#   Applied Industrial Technologies, Inc.................... 13,618     639,365
*   ARC Document Solutions, Inc.............................  6,106      24,058
    Argan, Inc..............................................  7,655     353,125
*   Armstrong Flooring, Inc................................. 10,378     206,834
#*  Armstrong World Industries, Inc......................... 28,356   1,204,279
    Astec Industries, Inc...................................  9,862     594,481
*   Astronics Corp.......................................... 10,250     392,267
    AZZ, Inc................................................ 18,625   1,156,240
    Barrett Business Services, Inc..........................  1,414      60,774
*   Beacon Roofing Supply, Inc.............................. 11,156     524,555
#*  BMC Stock Holdings, Inc.................................    187       3,805
    Brady Corp. Class A..................................... 23,259     747,544
    Brink's Co. (The)....................................... 31,335   1,028,415
#*  Builders FirstSource, Inc............................... 66,553     857,868
    BWX Technologies, Inc...................................  2,426      89,301
*   Casella Waste Systems, Inc. Class A.....................  2,102      19,675
    CEB, Inc................................................ 15,810     949,232
    CIRCOR International, Inc...............................  8,695     495,093
    CLARCOR, Inc............................................  6,655     414,340
#*  Clean Harbors, Inc...................................... 25,851   1,329,258
    Comfort Systems USA, Inc................................ 28,973     880,200
*   Continental Building Products, Inc...................... 21,412     502,111
    Crane Co................................................ 26,313   1,639,300
*   CSW Industrials, Inc....................................  1,701      57,715
#   Deluxe Corp............................................. 22,082   1,492,522
    Douglas Dynamics, Inc................................... 11,979     321,037
#*  Dycom Industries, Inc................................... 15,991   1,503,954
    EnerSys................................................. 13,641     850,516
    EnPro Industries, Inc...................................  1,844      84,363
    Exponent, Inc........................................... 16,702     848,629
    Federal Signal Corp..................................... 30,551     401,746
    Forward Air Corp........................................ 15,058     696,884
*   Franklin Covey Co.......................................  4,946      81,213
    Franklin Electric Co., Inc.............................. 19,566     757,596
    G&K Services, Inc. Class A..............................  9,952     798,250
#*  Generac Holdings, Inc................................... 33,344   1,260,070

                                     1898

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                              SHARES   VALUE+
                                                              ------ ----------
Industrials -- (Continued)
    Global Brass & Copper Holdings, Inc...................... 13,777 $  390,165
*   Goldfield Corp. (The)....................................  4,847     14,735
    Gorman-Rupp Co. (The).................................... 10,502    284,499
*   GP Strategies Corp.......................................  8,357    175,163
    Granite Construction, Inc................................ 13,833    688,607
    H&E Equipment Services, Inc.............................. 18,347    341,621
    Harsco Corp.............................................. 41,973    410,916
*   Hawaiian Holdings, Inc................................... 23,790  1,083,159
    Healthcare Services Group, Inc........................... 36,622  1,421,300
#   Heartland Express, Inc................................... 29,914    554,007
#   HEICO Corp...............................................  9,194    639,075
    HEICO Corp. Class A......................................  6,638    382,813
    Herman Miller, Inc....................................... 20,257    663,822
    Hillenbrand, Inc......................................... 27,020    874,097
    HNI Corp................................................. 19,284  1,005,275
*   Hudson Technologies, Inc................................. 18,242     89,751
*   Huron Consulting Group, Inc..............................  7,479    459,734
*   Huttig Building Products, Inc............................    200      1,118
    Hyster-Yale Materials Handling, Inc......................  2,928    186,777
*   IES Holdings, Inc........................................ 11,766    182,961
    Insperity, Inc........................................... 13,667  1,072,723
    Insteel Industries, Inc..................................  9,755    339,376
    Interface, Inc........................................... 32,573    581,754
    ITT, Inc................................................. 19,494    618,155
    John Bean Technologies Corp.............................. 15,547  1,040,405
    Kaman Corp............................................... 10,528    454,388
    Kforce, Inc.............................................. 10,772    192,388
    Kimball International, Inc. Class B...................... 20,209    230,181
#   Knight Transportation, Inc............................... 35,112  1,047,391
    Knoll, Inc............................................... 25,279    638,295
#   Landstar System, Inc..................................... 21,587  1,521,668
*   Lawson Products, Inc.....................................  3,835     62,894
#   Lindsay Corp.............................................  2,420    169,787
*   Lydall, Inc..............................................  9,111    407,079
    Manitowoc Co., Inc. (The)................................ 12,991     72,360
*   Manitowoc Foodservice, Inc............................... 12,991    238,255
    Matthews International Corp. Class A.....................  2,684    161,335
*   Mercury Systems, Inc..................................... 21,181    549,012
*   Mistras Group, Inc....................................... 15,004    376,000
    MSA Safety, Inc.......................................... 15,934    890,392
    Mueller Industries, Inc.................................. 10,295    350,442
    Mueller Water Products, Inc. Class A..................... 67,487    800,396
#   Multi-Color Corp.........................................  8,937    577,151
*   NCI Building Systems, Inc................................ 44,139    715,935
*   Nortek, Inc..............................................  7,667    666,109
*   NV5 Global, Inc..........................................  3,156    101,529
    Omega Flex, Inc..........................................  2,203     75,144
*   On Assignment, Inc....................................... 22,563    833,703
    Park-Ohio Holdings Corp..................................  2,936     87,434
*   Patrick Industries, Inc..................................  9,825    634,302
*   PGT, Inc................................................. 30,164    361,968
#   Primoris Services Corp................................... 26,067    470,509
    Raven Industries, Inc.................................... 18,787    390,018

                                     1899

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                             SHARES   VALUE+
                                                             ------ -----------
Industrials -- (Continued)
#*  RBC Bearings, Inc....................................... 10,269 $   780,752
*   Rexnord Corp............................................ 42,724     909,594
#   RR Donnelley & Sons Co.................................. 76,024   1,362,350
    Simpson Manufacturing Co., Inc..........................  5,577     227,542
*   SP Plus Corp............................................  4,601     110,562
#*  Spirit Airlines, Inc.................................... 11,229     480,040
    Standex International Corp..............................  6,675     592,740
    Steelcase, Inc. Class A................................. 37,706     546,737
#   Sun Hydraulics Corp..................................... 14,239     430,018
    Supreme Industries, Inc. Class A........................  7,330     123,144
#*  Swift Transportation Co................................. 35,597     685,242
#*  TASER International, Inc................................ 34,245     991,735
*   Teledyne Technologies, Inc..............................  6,405     672,525
    Tennant Co.............................................. 11,238     720,131
    Tetra Tech, Inc.........................................  7,930     261,135
*   Thermon Group Holdings, Inc.............................    575      11,604
*   Trex Co., Inc........................................... 18,935     918,347
*   TriNet Group, Inc....................................... 10,997     238,525
    Universal Forest Products, Inc..........................  8,660     936,319
    Universal Logistics Holdings, Inc.......................  7,943     118,748
    US Ecology, Inc......................................... 11,564     523,849
    Valmont Industries, Inc................................. 10,209   1,336,869
*   Vicor Corp..............................................  5,581      59,159
#*  Wabash National Corp.................................... 26,233     379,854
*   Willdan Group, Inc......................................  7,915      83,978
#   Woodward, Inc...........................................  8,444     494,312
                                                                    -----------
Total Industrials...........................................         68,691,152
                                                                    -----------
Information Technology -- (16.2%)
*   ACI Worldwide, Inc...................................... 55,524   1,099,930
*   Advanced Energy Industries, Inc......................... 14,596     594,349
    American Software, Inc. Class A......................... 12,243     135,040
*   Anixter International, Inc..............................     93       5,699
*   AVG Technologies NV..................................... 32,998     816,041
#   Badger Meter, Inc.......................................  9,064     632,123
    Belden, Inc............................................. 18,731   1,371,297
    Blackbaud, Inc.......................................... 17,950   1,199,958
*   Blackhawk Network Holdings, Inc......................... 15,734     547,386
    Cabot Microelectronics Corp............................. 12,366     650,699
*   CalAmp Corp............................................. 16,382     232,624
#*  Cardtronics P.L.C. Class A.............................. 24,575   1,081,054
#   Cass Information Systems, Inc...........................  5,548     288,330
*   Ciena Corp.............................................. 38,774     744,073
*   Cimpress NV............................................. 14,411   1,366,163
*   Cirrus Logic, Inc....................................... 27,868   1,354,106
*   Coherent, Inc........................................... 12,509   1,326,579
    Concurrent Computer Corp................................    744       3,809
*   CoreLogic, Inc.......................................... 39,911   1,607,615
*   Cray, Inc............................................... 20,148     635,871
    CSG Systems International, Inc.......................... 21,063     847,996
*   DHI Group, Inc.......................................... 29,287     213,502
#   Diebold, Inc............................................ 21,794     615,463
    EarthLink Holdings Corp................................. 56,233     381,260

                                     1900

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                              SHARES   VALUE+
                                                              ------ ----------
Information Technology -- (Continued)
*   Eastman Kodak Co.........................................  4,844 $   82,057
*   Electronics For Imaging, Inc.............................  4,442    196,736
#*  Ellie Mae, Inc...........................................    625     57,569
*   Entegris, Inc............................................ 60,512  1,034,150
#*  Envestnet, Inc........................................... 11,974    457,048
*   Euronet Worldwide, Inc...................................  7,586    578,508
    Evolving Systems, Inc....................................  1,321      6,856
*   ExlService Holdings, Inc................................. 14,912    738,293
*   Fabrinet................................................. 20,426    771,286
    Fair Isaac Corp..........................................  9,267  1,173,573
    FEI Co................................................... 13,513  1,438,053
    Forrester Research, Inc..................................    393     16,086
*   GigPeak, Inc.............................................  2,487      4,700
    GlobalSCAPE, Inc......................................... 14,606     49,806
*   Globant SA............................................... 13,909    586,821
#*  GrubHub, Inc.............................................  8,812    334,151
#*  GTT Communications, Inc.................................. 22,719    466,421
    Hackett Group, Inc. (The)................................ 15,985    214,039
*   Higher One Holdings, Inc.................................  4,765     24,444
*   IEC Electronics Corp.....................................  1,200      6,216
#*  Infinera Corp............................................ 40,939    358,626
*   Integrated Device Technology, Inc........................ 60,592  1,332,418
    InterDigital, Inc........................................ 15,768    931,100
*   Internap Corp............................................ 22,881     50,796
*   Inuvo, Inc...............................................  6,300     10,143
*   Itron, Inc............................................... 19,456    830,577
#   j2 Global, Inc........................................... 19,549  1,306,655
#   Leidos Holdings, Inc..................................... 16,878    844,069
*   Lionbridge Technologies, Inc............................. 28,081    126,645
    Littelfuse, Inc..........................................  5,467    683,484
*   Manhattan Associates, Inc................................  9,797    568,716
#   MAXIMUS, Inc............................................. 14,478    853,044
*   MeetMe, Inc.............................................. 25,900    166,537
#   Mesa Laboratories, Inc...................................  2,278    263,405
    Methode Electronics, Inc................................. 20,347    712,755
*   MicroStrategy, Inc. Class A..............................  4,699    821,808
    MKS Instruments, Inc.....................................  4,955    226,344
    Monotype Imaging Holdings, Inc........................... 21,526    426,000
#   MTS Systems Corp.........................................  7,378    349,939
*   Napco Security Technologies, Inc.........................  8,638     62,798
*   NeoPhotonics Corp........................................  9,011    113,088
*   NETGEAR, Inc............................................. 17,700    910,311
    NIC, Inc................................................. 40,075    934,549
*   Novanta, Inc............................................. 12,679    199,187
    NVE Corp.................................................  2,374    135,413
*   OSI Systems, Inc.........................................    691     41,094
#*  Paycom Software, Inc..................................... 29,905  1,411,815
*   PDF Solutions, Inc....................................... 13,051    215,342
    Pegasystems, Inc......................................... 38,121  1,063,576
*   Perficient, Inc.......................................... 14,623    324,923
*   PFSweb, Inc..............................................  6,652     65,921
*   Planet Payment, Inc...................................... 31,900    149,611
    Plantronics, Inc......................................... 18,842    908,938

                                     1901

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                             SHARES   VALUE+
                                                             ------ -----------
Information Technology -- (Continued)
    Power Integrations, Inc................................. 16,002 $   913,234
*   PRGX Global, Inc........................................  3,650      17,338
*   Progress Software Corp.................................. 22,179     644,522
#*  Rackspace Hosting, Inc.................................. 54,080   1,267,094
*   Radisys Corp............................................ 20,680      99,678
#*  Rambus, Inc............................................. 53,974     729,729
    Reis, Inc...............................................  6,000     151,680
*   Rogers Corp.............................................  1,934     132,363
*   Rubicon Project, Inc. (The)............................. 22,343     315,483
    Science Applications International Corp................. 22,554   1,370,381
*   Semtech Corp............................................ 36,399     925,263
*   ShoreTel, Inc........................................... 18,208     133,647
*   Silicon Laboratories, Inc...............................  1,934     103,044
#*  SolarEdge Technologies, Inc............................. 12,998     232,664
*   Super Micro Computer, Inc...............................  6,203     133,675
#*  Synaptics, Inc.......................................... 16,491     856,707
#*  Synchronoss Technologies, Inc........................... 24,777     925,173
#*  Take-Two Interactive Software, Inc...................... 16,544     664,738
#*  Tangoe, Inc.............................................  1,100       8,899
    TeleTech Holdings, Inc.................................. 26,887     767,355
#   Tessera Technologies, Inc............................... 27,320     878,065
*   TiVo, Inc............................................... 17,758     187,169
    TransAct Technologies, Inc..............................  2,365      18,116
*   Travelzoo, Inc.......................................... 10,307     105,131
#*  Ubiquiti Networks, Inc.................................. 29,808   1,333,014
#*  Universal Display Corp..................................  6,030     427,165
#*  USA Technologies, Inc...................................  8,507      40,153
#*  VASCO Data Security International, Inc.................. 17,645     294,848
#*  VeriFone Systems, Inc................................... 37,944     727,007
#*  ViaSat, Inc.............................................    718      53,010
*   Virtusa Corp............................................ 12,888     350,554
*   Web.com Group, Inc...................................... 28,950     545,997
#*  WebMD Health Corp....................................... 17,615   1,074,691
*   XO Group, Inc........................................... 14,428     263,022
*   Zedge, Inc. Class B.....................................  3,025      12,584
*   Zix Corp................................................  8,942      36,305
                                                                    -----------
Total Information Technology................................         60,126,905
                                                                    -----------
Materials -- (4.1%)
    AEP Industries, Inc.....................................  2,738     220,299
    Balchem Corp............................................ 12,898     823,795
    Calgon Carbon Corp......................................  4,190      57,822
#   Chase Corp..............................................  4,935     299,012
#   Compass Minerals International, Inc..................... 13,027     906,549
    Deltic Timber Corp......................................  5,749     396,221
    Eagle Materials, Inc....................................    442      37,106
*   Ferro Corp.............................................. 43,962     569,748
    Gold Resource Corp...................................... 28,686     161,215
    HB Fuller Co............................................ 21,012     978,319
*   Headwaters, Inc......................................... 47,543     945,630
    Innophos Holdings, Inc.................................. 10,109     435,294
    KMG Chemicals, Inc......................................    669      18,391
*   Koppers Holdings, Inc...................................  7,941     251,094

                                     1902

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Materials -- (Continued)
*     Kraton Performance Polymers, Inc..................    15,514 $    464,024
      Minerals Technologies, Inc........................     3,908      255,036
      Myers Industries, Inc.............................    18,089      270,431
      Neenah Paper, Inc.................................     7,480      564,216
*     OMNOVA Solutions, Inc.............................    23,029      218,085
#*    Owens-Illinois, Inc...............................     7,087      133,165
#     PolyOne Corp......................................    42,981    1,507,344
      Quaker Chemical Corp..............................     6,993      668,950
      Sensient Technologies Corp........................     9,861      728,038
#     Silgan Holdings, Inc..............................     9,907      491,189
      Stepan Co.........................................    11,065      711,590
*     Trecora Resources.................................       813        9,293
      Trinseo SA........................................    20,799    1,035,582
#*    US Concrete, Inc..................................     9,793      631,648
      Worthington Industries, Inc.......................    27,814    1,232,438
                                                                   ------------
Total Materials.........................................             15,021,524
                                                                   ------------
Telecommunication Services -- (1.0%)
#*    Boingo Wireless, Inc..............................    20,578      188,494
#     Cogent Communications Holdings, Inc...............     7,753      331,286
#     Consolidated Communications Holdings, Inc.........    27,929      780,616
*     FairPoint Communications, Inc.....................     4,194       67,901
*     General Communication, Inc. Class A...............    18,538      285,300
      IDT Corp. Class B.................................    12,356      188,553
      Inteliquent, Inc..................................    18,800      386,340
      Shenandoah Telecommunications Co..................    31,566    1,296,731
*     Vonage Holdings Corp..............................    63,493      376,513
                                                                   ------------
Total Telecommunication Services........................              3,901,734
                                                                   ------------
Utilities -- (0.2%)
      Ormat Technologies, Inc...........................    16,416      749,226
                                                                   ------------
TOTAL COMMON STOCKS.....................................            300,348,463
                                                                   ------------
TOTAL INVESTMENT SECURITIES.............................            300,348,463
                                                                   ------------
TEMPORARY CASH INVESTMENTS -- (0.8%)
      State Street Institutional Liquid Reserves,
        0.457%.......................................... 3,113,983    3,113,983
                                                                   ------------
SECURITIES LENDING COLLATERAL -- (18.1%)
(S)@  DFA Short Term Investment Fund.................... 5,767,318   66,727,867
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $330,417,834)^^.....           $370,190,313
                                                                   ============


                                     1903

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                   LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                 ------------ ----------- ------- ------------
Common Stocks
   Consumer Discretionary....... $ 74,544,253          --   --    $ 74,544,253
   Consumer Staples.............   15,337,423          --   --      15,337,423
   Energy.......................    5,105,374          --   --       5,105,374
   Financials...................   20,342,607          --   --      20,342,607
   Health Care..................   36,528,265          --   --      36,528,265
   Industrials..................   68,691,152          --   --      68,691,152
   Information Technology.......   60,126,905          --   --      60,126,905
   Materials....................   15,021,524          --   --      15,021,524
   Telecommunication Services...    3,901,734          --   --       3,901,734
   Utilities....................      749,226          --   --         749,226
Temporary Cash Investments......    3,113,983          --   --       3,113,983
Securities Lending Collateral...           -- $66,727,867   --      66,727,867
                                 ------------ -----------   --    ------------
TOTAL........................... $303,462,446 $66,727,867   --    $370,190,313
                                 ============ ===========   ==    ============

                                     1904

                   INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                            SHARES    VALUE++
                                                            ------- -----------
COMMON STOCKS -- (94.8%)

AUSTRALIA -- (6.4%)
    Amcor, Ltd............................................. 101,420 $ 1,159,044
    AMP, Ltd............................................... 233,216   1,031,825
    Aristocrat Leisure, Ltd................................  55,446     672,944
    Brambles, Ltd.......................................... 139,674   1,428,824
    Caltex Australia, Ltd..................................  14,228     359,813
    CIMIC Group, Ltd.......................................   4,980     110,761
    Coca-Cola Amatil, Ltd..................................  39,383     275,505
    Cochlear, Ltd..........................................   4,766     481,515
#   Commonwealth Bank of Australia.........................  41,828   2,462,272
#   Computershare, Ltd.....................................  26,447     178,569
    CSL, Ltd...............................................  18,060   1,619,524
    Domino's Pizza Enterprises, Ltd........................   3,294     188,717
    Evolution Mining, Ltd..................................  42,712      93,473
    Medibank Pvt, Ltd...................................... 124,742     291,177
#   Orica, Ltd.............................................  12,899     139,269
*   Qantas Airways, Ltd.................................... 112,091     269,124
    Ramsay Health Care, Ltd................................  13,015     779,672
#   REA Group, Ltd.........................................   4,622     229,531
#   Seek, Ltd..............................................  14,881     189,352
    Telstra Corp., Ltd..................................... 163,042     715,118
    TPG Telecom, Ltd.......................................  15,461     151,138
    Westpac Banking Corp...................................  62,479   1,478,399
    Woolworths, Ltd........................................  41,317     736,315
                                                                    -----------
TOTAL AUSTRALIA............................................          15,041,881
                                                                    -----------
AUSTRIA -- (0.1%)
    Andritz AG.............................................   2,842     144,901
    Voestalpine AG.........................................   1,918      67,639
                                                                    -----------
TOTAL AUSTRIA..............................................             212,540
                                                                    -----------
BELGIUM -- (0.5%)
    Anheuser-Busch InBev NV................................   7,195     929,538
    Colruyt SA.............................................   5,553     309,756
                                                                    -----------
TOTAL BELGIUM..............................................           1,239,294
                                                                    -----------
CANADA -- (8.2%)
    Agrium, Inc............................................  10,249     930,199
    Alimentation Couche-Tard, Inc. Class B.................  17,070     771,755
#   BCE, Inc...............................................   7,401     354,448
*   Bombardier, Inc. Class B...............................   5,898       8,854
    CAE, Inc.(124765108)...................................  15,308     204,056
    CAE, Inc.(2162760).....................................   2,400      32,021
    Canadian Imperial Bank of Commerce.....................   8,919     677,398
    Canadian National Railway Co...........................  30,284   1,914,252
    Canadian Pacific Railway, Ltd..........................   5,254     786,944
#   Canadian Tire Corp., Ltd. Class A......................   5,700     598,922
    CCL Industries, Inc. Class B...........................   1,400     250,588
*   CGI Group, Inc. Class A(2159740).......................   3,794     184,201
*   CGI Group, Inc. Class A(39945C109).....................   7,619     369,826
    CI Financial Corp......................................  17,261     352,848
    Cineplex, Inc..........................................   2,000      77,938

                                     1905

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------ -----------
CANADA -- (Continued)
    Cogeco Communications, Inc..............................  1,200 $    59,060
    Constellation Software, Inc.............................  1,545     628,946
    Dollarama, Inc.......................................... 10,000     739,402
*   FirstService Corp.......................................    934      45,925
    George Weston, Ltd......................................  6,000     532,884
    Gildan Activewear, Inc..................................  3,815     111,818
    IGM Financial, Inc......................................  6,200     172,516
    Inter Pipeline, Ltd..................................... 15,046     314,368
    Jean Coutu Group PJC, Inc. (The) Class A................  3,900      56,484
    Keyera Corp.............................................  6,600     189,460
    Linamar Corp............................................    453      17,983
    MacDonald Dettwiler & Associates, Ltd...................    300      19,678
    Magna International, Inc................................  3,900     150,247
    Manitoba Telecom Services, Inc..........................  2,300      67,944
    Metro, Inc.............................................. 12,700     461,739
    Northland Power, Inc....................................  8,023     150,733
    Onex Corp...............................................  4,100     254,513
    Open Text Corp..........................................  6,098     371,551
#   Peyto Exploration & Development Corp.................... 11,587     329,244
    Potash Corp. of Saskatchewan, Inc....................... 11,190     174,564
    Quebecor, Inc. Class B..................................  7,033     216,649
    Restaurant Brands International, Inc....................  7,750     346,766
    Ritchie Bros Auctioneers, Inc...........................  5,216     173,171
    Rogers Communications, Inc. Class B..................... 15,584     688,345
    Royal Bank of Canada(2754383)........................... 23,490   1,431,907
    Royal Bank of Canada(780087102).........................  9,942     606,064
    Saputo, Inc............................................. 12,524     376,300
*   Seven Generations Energy, Ltd. Class A..................  4,900     102,830
    Shaw Communications, Inc. Class B....................... 36,226     734,663
    SNC-Lavalin Group, Inc.................................. 11,300     486,826
    Stantec, Inc.(2854238)..................................  2,600      66,172
    Stantec, Inc.(85472N109)................................    986      25,104
    Stella-Jones, Inc.......................................  1,300      46,349
#   Thomson Reuters Corp.................................... 11,382     479,296
    TransCanada Corp........................................ 19,175     888,761
*   Valeant Pharmaceuticals International, Inc.(B3XSX46)....  1,839      40,959
*   Valeant Pharmaceuticals International, Inc.
      (91911K102)...........................................    483      10,771
#   Waste Connections, Inc..................................  3,561     265,319
    Winpak, Ltd.............................................  1,500      51,181
                                                                    -----------
TOTAL CANADA................................................         19,400,742
                                                                    -----------
DENMARK -- (1.5%)
#   Novo Nordisk A.S. Class B............................... 60,881   3,462,076
                                                                    -----------
FINLAND -- (0.8%)
    Elisa Oyj...............................................  8,134     295,106
#   Kone Oyj Class B........................................ 15,471     783,899
    Neste Oyj...............................................  5,805     220,297
    Nokia Oyj(5902941)......................................  1,872      10,801
    Nokia Oyj(5946455)...................................... 76,722     440,813
    Orion Oyj Class A.......................................    137       5,554
    Orion Oyj Class B.......................................  3,711     152,031

                                     1906

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
FINLAND -- (Continued)
    Wartsila Oyj Abp.......................................   2,201 $    95,547
                                                                    -----------
TOTAL FINLAND..............................................           2,004,048
                                                                    -----------
FRANCE -- (8.2%)
    Accor SA...............................................  12,249     512,794
    Aeroports de Paris.....................................   1,405     149,446
    Air Liquide SA.........................................   9,982   1,064,195
    Airbus Group SE........................................  21,050   1,241,804
    Atos SE................................................   3,655     358,284
    Bureau Veritas SA......................................  23,137     502,834
    Carrefour SA...........................................  59,990   1,502,924
    Christian Dior SE......................................   2,512     454,330
    Cie Generale des Etablissements Michelin...............   9,196     939,903
    Danone SA..............................................  10,209     782,966
    Dassault Systemes......................................   3,319     274,143
    Eiffage SA.............................................   5,324     409,337
    Essilor International SA...............................   4,223     540,913
    Eurofins Scientific SE.................................     187      70,150
    Eutelsat Communications SA.............................  18,203     362,000
    Groupe Eurotunnel SE...................................  23,305     242,202
    Hermes International...................................   1,096     471,681
    Iliad SA...............................................   2,336     453,995
    Ingenico Group SA......................................   1,919     210,385
    Legrand SA.............................................   8,612     475,188
    LVMH Moet Hennessy Louis Vuitton SE....................  10,265   1,757,802
    Publicis Groupe SA.....................................   2,528     188,248
    Safran SA..............................................  16,824   1,143,631
    Sartorius Stedim Biotech...............................   1,492     105,973
    SEB SA.................................................     439      58,456
    SES SA.................................................  26,526     581,270
    SFR Group SA...........................................   9,481     224,166
    Societe BIC SA.........................................     908     134,202
    Sodexo SA..............................................   6,610     774,235
    Thales SA..............................................   7,486     681,822
    Valeo SA...............................................  25,564   1,311,462
    Vinci SA...............................................  17,144   1,303,033
                                                                    -----------
TOTAL FRANCE...............................................          19,283,774
                                                                    -----------
GERMANY -- (7.3%)
    Adidas AG..............................................   7,210   1,184,400
    Axel Springer SE.......................................   1,062      58,206
    Bayer AG...............................................  26,080   2,803,544
    Beiersdorf AG..........................................   2,542     238,821
    Brenntag AG............................................   7,184     356,872
    Continental AG.........................................   5,609   1,176,304
    Deutsche Boerse AG.....................................   8,391     704,520
    Deutsche Post AG.......................................  38,199   1,140,013
    Deutsche Telekom AG.................................... 163,651   2,784,124
    Fielmann AG............................................   1,251      96,636
    Fresenius Medical Care AG & Co. KGaA...................   9,666     882,868
    Fresenius SE & Co. KGaA................................  18,864   1,409,098
    Fuchs Petrolub SE......................................   1,057      40,665

                                     1907

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
GERMANY -- (Continued)
    Henkel AG & Co. KGaA...................................   2,169 $   235,450
    Hochtief AG............................................   1,462     191,726
    Infineon Technologies AG...............................  66,892   1,108,934
    Merck KGaA.............................................   2,704     298,619
    ProSiebenSat.1 Media SE................................  19,186     878,848
    Rational AG............................................     183      88,528
    RTL Group SA...........................................   3,682     313,913
    SAP SE.................................................   3,657     320,073
    Symrise AG.............................................   6,600     465,385
    United Internet AG.....................................  11,152     493,560
                                                                    -----------
TOTAL GERMANY..............................................          17,271,107
                                                                    -----------
HONG KONG -- (2.7%)
    AIA Group, Ltd......................................... 201,600   1,255,805
    ASM Pacific Technology, Ltd............................   6,900      51,364
    Galaxy Entertainment Group, Ltd........................ 218,000     726,774
    HKT Trust & HKT, Ltd................................... 314,000     498,208
    Hong Kong & China Gas Co., Ltd......................... 226,600     421,344
    Hong Kong Exchanges and Clearing, Ltd..................  51,379   1,272,051
    L'Occitane International SA............................  28,750      60,140
    Li & Fung, Ltd......................................... 324,000     162,330
    Melco Crown Entertainment, Ltd. ADR....................   2,270      31,689
#   MGM China Holdings, Ltd................................  87,600     127,365
    PCCW, Ltd.............................................. 440,976     321,282
#   Prada SpA..............................................  46,100     137,135
    Samsonite International SA............................. 103,800     294,929
    Sands China, Ltd.......................................  95,200     364,253
    Techtronic Industries Co., Ltd......................... 109,000     461,586
    Wynn Macau, Ltd........................................ 133,200     217,160
                                                                    -----------
TOTAL HONG KONG............................................           6,403,415
                                                                    -----------
IRELAND -- (0.5%)
    Kerry Group P.L.C. Class A.............................   3,629     310,514
    Paddy Power Betfair P.L.C..............................   3,453     404,988
    Smurfit Kappa Group P.L.C..............................  14,839     348,465
                                                                    -----------
TOTAL IRELAND..............................................           1,063,967
                                                                    -----------
ISRAEL -- (0.5%)
    Bezeq The Israeli Telecommunication Corp., Ltd......... 183,904     364,984
    Elbit Systems, Ltd.....................................     758      76,270
    Frutarom Industries, Ltd...............................   2,654     133,159
    Israel Chemicals, Ltd..................................  22,209      89,447
    Teva Pharmaceutical Industries, Ltd....................   2,817     154,182
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR.....   7,742     414,197
                                                                    -----------
TOTAL ISRAEL...............................................           1,232,239
                                                                    -----------
ITALY -- (1.8%)
    Atlantia SpA...........................................  40,434   1,011,507
    Banca Mediolanum SpA...................................  14,958     109,764
    Cairo Communication SpA................................     663       2,958
#   CNH Industrial NV......................................  93,710     669,223
    Davide Campari-Milano SpA..............................   8,185      84,573

                                     1908

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
ITALY -- (Continued)
    Eni SpA.................................................. 59,168 $  907,626
    Ferrari NV...............................................  5,441    246,325
#   Fiat Chrysler Automobiles NV............................. 54,412    351,017
*   Finmeccanica SpA......................................... 22,035    251,721
    Luxottica Group SpA......................................  8,274    402,232
    Recordati SpA............................................  5,161    167,503
                                                                     ----------
TOTAL ITALY..................................................         4,204,449
                                                                     ----------
JAPAN -- (22.1%)
    ABC-Mart, Inc............................................    900     57,595
    AEON Financial Service Co., Ltd.......................... 10,900    250,995
    Ain Holdings, Inc........................................    600     41,313
    Ajinomoto Co., Inc....................................... 14,100    359,930
    Alps Electric Co., Ltd................................... 23,000    512,286
    Asahi Group Holdings, Ltd................................ 11,700    397,183
    Asahi Intecc Co., Ltd....................................  4,800    220,698
#   Astellas Pharma, Inc..................................... 45,800    763,107
    Bandai Namco Holdings, Inc............................... 12,900    341,931
    Bridgestone Corp......................................... 34,887  1,208,169
    Calbee, Inc..............................................  3,400    148,449
    Canon, Inc............................................... 27,800    788,950
    Casio Computer Co., Ltd.................................. 17,300    246,262
#   COLOPL, Inc..............................................  3,900     58,296
    Cosmos Pharmaceutical Corp...............................    800    167,884
    CyberAgent, Inc..........................................  5,400    304,927
    Daifuku Co., Ltd.........................................  3,600     75,643
    Daiichikosho Co., Ltd....................................  3,700    168,909
    Daikin Industries, Ltd...................................  9,600    832,544
    Daito Trust Construction Co., Ltd........................  4,200    705,263
    Daiwa House Industry Co., Ltd............................ 24,400    684,197
    Disco Corp...............................................  1,600    163,971
    Don Quijote Holdings Co., Ltd............................  4,300    168,762
    FamilyMart Co., Ltd......................................  5,500    323,875
    FANUC Corp...............................................  4,600    769,157
    Fast Retailing Co., Ltd..................................  1,200    387,248
    FP Corp..................................................  1,000     52,213
    Fuji Heavy Industries, Ltd............................... 30,800  1,176,707
    Fujitsu General, Ltd.....................................  3,000     70,233
#   GungHo Online Entertainment, Inc......................... 41,400     93,392
#   Harmonic Drive Systems, Inc..............................    800     24,923
    Haseko Corp.............................................. 32,600    342,588
    Hikari Tsushin, Inc......................................  1,800    149,519
    Hino Motors, Ltd......................................... 34,600    361,332
#   HIS Co., Ltd.............................................  1,000     26,636
    Hoshizaki Corp...........................................    900     81,441
    Hoya Corp................................................ 15,800    560,597
    Ito En, Ltd..............................................  5,300    195,557
    Izumi Co., Ltd...........................................  2,900    125,780
    Japan Exchange Group, Inc................................ 29,200    411,521
    Japan Tobacco, Inc....................................... 40,600  1,583,389
    Kajima Corp.............................................. 46,000    340,024
#   Kakaku.com, Inc.......................................... 11,500    238,587
    Kaken Pharmaceutical Co., Ltd............................  3,200    211,605

                                     1909

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
JAPAN -- (Continued)
    Kao Corp................................................. 19,700 $1,060,908
    KDDI Corp................................................ 89,600  2,749,565
    Keihan Holdings Co., Ltd................................. 38,000    273,236
    Kewpie Corp..............................................  5,300    163,194
    Keyence Corp.............................................    600    423,224
#   Kirin Holdings Co., Ltd.................................. 43,500    746,558
    Koito Manufacturing Co., Ltd.............................  9,200    454,269
    Konami Holdings Corp.....................................  4,700    182,227
    Kose Corp................................................  1,700    156,551
    Kubota Corp.............................................. 28,100    407,089
#   Kyudenko Corp............................................  2,300     80,853
    Lawson, Inc..............................................  6,100    469,690
    Lion Corp................................................  5,000     75,824
#   M3, Inc.................................................. 18,900    604,782
    Matsui Securities Co., Ltd...............................  9,400     82,353
    Matsumotokiyoshi Holdings Co., Ltd.......................  1,300     57,325
    MEIJI Holdings Co., Ltd..................................  4,400    458,728
    Minebea Co., Ltd......................................... 33,600    266,460
    Miraca Holdings, Inc.....................................  4,000    184,239
    MISUMI Group, Inc........................................  5,700    104,691
#   Mitsubishi Electric Corp................................. 60,000    699,507
#   MonotaRO Co., Ltd........................................  5,000    145,361
    Murata Manufacturing Co., Ltd............................  8,000    976,813
    Nabtesco Corp............................................  4,700    126,427
    Nexon Co., Ltd...........................................    900     13,342
    NGK Insulators, Ltd...................................... 22,000    525,229
    NGK Spark Plug Co., Ltd..................................  2,400     39,167
    Nichirei Corp............................................ 20,000    190,844
    Nidec Corp...............................................  3,000    272,223
#   Nifco, Inc...............................................  5,200    292,039
    Nihon M&A Center, Inc....................................  2,100    128,736
    Nippon Paint Holdings Co., Ltd...........................  3,600     98,348
    Nissan Chemical Industries, Ltd..........................  5,400    172,515
    Nitori Holdings Co., Ltd.................................  3,700    460,178
    Nitto Denko Corp......................................... 12,000    804,250
    Nomura Research Institute, Ltd...........................  6,100    215,151
    NTT Data Corp............................................  8,100    401,947
    NTT DOCOMO, Inc.......................................... 55,400  1,504,904
    Obayashi Corp............................................ 30,200    330,290
    Olympus Corp............................................. 11,100    383,037
    Omron Corp...............................................  9,100    301,779
    Oracle Corp. Japan.......................................  3,800    231,177
*   Orient Corp.............................................. 24,600     45,994
    Oriental Land Co., Ltd...................................  3,400    215,031
    Otsuka Corp..............................................  2,900    148,571
    Park24 Co., Ltd..........................................  9,400    318,361
*   PeptiDream, Inc..........................................  2,000    111,026
#   Pigeon Corp..............................................  9,600    240,141
    Pilot Corp...............................................  1,900     82,756
#   Rakuten, Inc............................................. 15,300    173,144
    Recruit Holdings Co., Ltd................................  5,100    193,728
#   Relo Group, Inc..........................................    800    124,832
#   Resorttrust, Inc.........................................    900     20,367

                                     1910

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
JAPAN -- (Continued)
    Ryohin Keikaku Co., Ltd..............................  1,400 $  310,817
    Sanrio Co., Ltd......................................  3,900     69,202
    Santen Pharmaceutical Co., Ltd....................... 35,700    593,647
    Sanwa Holdings Corp.................................. 11,400    118,529
    Sapporo Holdings, Ltd................................  5,400    151,410
    Sawai Pharmaceutical Co., Ltd........................  1,800    142,834
    SCREEN Holdings Co., Ltd............................. 10,000    118,457
    SCSK Corp............................................  2,500    104,288
    Secom Co., Ltd.......................................  5,600    421,851
    Seibu Holdings, Inc.................................. 10,300    180,622
    Seiko Epson Corp..................................... 23,700    416,991
    Seria Co., Ltd.......................................  1,700    138,534
    Seven & I Holdings Co., Ltd.......................... 19,600    813,852
    Seven Bank, Ltd...................................... 49,700    169,784
    Shimadzu Corp........................................ 13,000    188,145
    Shimano, Inc.........................................  2,300    359,699
    Shimizu Corp......................................... 17,000    173,272
    Shionogi & Co., Ltd..................................  1,800     93,362
    Shiseido Co., Ltd.................................... 10,400    291,374
    Showa Shell Sekiyu K.K...............................  1,400     12,556
#   Skylark Co., Ltd..................................... 12,200    162,521
    SoftBank Group Corp.................................. 51,240  2,820,476
    Sohgo Security Services Co., Ltd.....................  1,500     74,075
    Sony Corp............................................ 36,500  1,198,181
    Stanley Electric Co., Ltd............................  6,800    164,852
    Start Today Co., Ltd.................................  4,900    233,510
    Sugi Holdings Co., Ltd...............................    800     40,080
    Sumitomo Realty & Development Co., Ltd............... 10,000    258,742
    Sundrug Co., Ltd.....................................  1,700    147,469
    Suntory Beverage & Food, Ltd.........................  5,500    239,131
    Suruga Bank, Ltd.....................................  6,600    150,489
    Suzuki Motor Corp.................................... 18,000    551,238
    Sysmex Corp..........................................  9,000    623,446
    Taisei Corp.......................................... 57,000    512,616
    Taiyo Nippon Sanso Corp..............................  4,700     45,239
    Temp Holdings Co., Ltd...............................  4,800     77,902
    Terumo Corp..........................................  3,500    150,132
    Tokyo Electron, Ltd.................................. 11,700  1,005,198
    Toray Industries, Inc................................ 57,000    519,264
    TOTO, Ltd............................................  6,499    278,511
    Toyota Boshoku Corp..................................  8,200    187,496
    Trend Micro, Inc.....................................  6,300    228,750
    Tsuruha Holdings, Inc................................  1,600    181,941
    Unicharm Corp........................................  8,200    168,606
    USS Co., Ltd......................................... 11,700    198,452
#   Welcia Holdings Co., Ltd.............................    600     39,588
    Yahoo Japan Corp..................................... 62,700    276,404
    Yamaha Motor Co., Ltd................................ 16,400    276,114
    Yamato Holdings Co., Ltd............................. 15,200    374,040
    Yamazaki Baking Co., Ltd............................. 10,000    274,727
    Yaskawa Electric Corp................................ 18,700    254,853
    Yokogawa Electric Corp...............................  3,700     47,833
    Zenkoku Hosho Co., Ltd...............................  3,900    154,250

                                     1911

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
JAPAN -- (Continued)
    Zensho Holdings Co., Ltd.............................   3,800 $    60,954
                                                                  -----------
TOTAL JAPAN..............................................          52,028,875
                                                                  -----------
NETHERLANDS -- (2.8%)
#*  Altice NV Class A....................................  25,399     377,045
*   Altice NV Class B....................................   3,838      56,790
    GrandVision NV.......................................   5,484     149,219
    Heineken NV..........................................   5,833     550,492
*   Koninklijke Ahold Delhaize NV........................  29,131     695,488
    Koninklijke Vopak NV.................................   3,338     171,613
    RELX NV..............................................  73,922   1,332,029
    Unilever NV(B12T3J1).................................   9,659     447,685
    Unilever NV(904784709)...............................  43,684   2,014,706
    Wolters Kluwer NV....................................  18,036     758,840
                                                                  -----------
TOTAL NETHERLANDS........................................           6,553,907
                                                                  -----------
NEW ZEALAND -- (0.3%)
    Fisher & Paykel Healthcare Corp., Ltd................  60,982     462,371
    Spark New Zealand, Ltd...............................  68,952     196,737
                                                                  -----------
TOTAL NEW ZEALAND........................................             659,108
                                                                  -----------
NORWAY -- (0.8%)
    Aker ASA Class A.....................................   1,827      54,931
    Bakkafrost P/F.......................................   1,610      62,726
*   Det Norske Oljeselskap ASA...........................   8,093     103,433
    Gjensidige Forsikring ASA............................  10,145     171,405
    Kongsberg Gruppen ASA................................   4,736      70,800
    Leroy Seafood Group ASA..............................   2,343     112,640
*   Marine Harvest ASA...................................  14,983     255,536
    Salmar ASA...........................................   2,108      65,738
    Schibsted ASA Class A................................   3,689     116,302
    Schibsted ASA Class B................................   4,098     120,900
    Telenor ASA..........................................  36,717     614,700
    Veidekke ASA.........................................   4,272      54,276
                                                                  -----------
TOTAL NORWAY.............................................           1,803,387
                                                                  -----------
SINGAPORE -- (1.2%)
    Dairy Farm International Holdings, Ltd...............  26,100     174,536
    Great Eastern Holdings, Ltd..........................   4,300      70,431
    Jardine Cycle & Carriage, Ltd........................  11,444     336,222
    Oversea-Chinese Banking Corp., Ltd...................  60,479     390,119
    SATS, Ltd............................................  28,500      92,933
    Singapore Airlines, Ltd..............................  15,000     122,951
    Singapore Exchange, Ltd..............................  74,700     421,768
    Singapore Technologies Engineering, Ltd.............. 155,600     383,550
    Singapore Telecommunications, Ltd.................... 203,700     638,780
    StarHub, Ltd.........................................  59,100     173,096
                                                                  -----------
TOTAL SINGAPORE..........................................           2,804,386
                                                                  -----------
SPAIN -- (2.6%)
    ACS Actividades de Construccion y Servicios SA.......   5,623     161,247
    Aena SA..............................................   2,642     381,086

                                     1912

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
SPAIN -- (Continued)
    Amadeus IT Holding SA Class A........................  37,346 $1,753,421
    Enagas SA............................................   8,149    248,438
#   Gas Natural SDG SA...................................  15,860    328,060
    Grifols SA...........................................   4,796    105,135
    Industria de Diseno Textil SA........................  13,682    473,175
    Red Electrica Corp. SA...............................  37,044    848,485
    Telefonica SA........................................ 185,463  1,816,574
*   Zardoya Otis SA......................................   6,155     60,411
                                                                  ----------
TOTAL SPAIN..............................................          6,176,032
                                                                  ----------
SWEDEN -- (2.4%)
    Alfa Laval AB........................................  14,689    231,509
    Assa Abloy AB Class B................................  25,034    549,197
    Atlas Copco AB Class A...............................  19,227    539,734
    Atlas Copco AB Class B...............................  11,612    296,927
    Axfood AB............................................   4,412     79,283
    BillerudKorsnas AB...................................   3,602     62,609
*   Bonava AB Class B....................................   5,786     67,414
    Electrolux AB Series B...............................  16,649    451,059
#*  Fingerprint Cards AB Class B.........................  25,385    296,355
    Hennes & Mauritz AB Class B..........................  27,574    832,681
    Hexpol AB............................................  10,806     96,145
    Husqvarna AB Class B.................................  17,254    148,099
    NCC AB Class B.......................................   5,786    139,537
    Nibe Industrier AB Class B...........................  12,771    109,691
    Sandvik AB...........................................  61,600    660,028
    Securitas AB Class B.................................  18,796    309,267
#   SKF AB Class A.......................................     994     15,867
    SKF AB Class B.......................................  32,373    512,894
    Swedish Match AB.....................................  10,260    374,283
                                                                  ----------
TOTAL SWEDEN.............................................          5,772,579
                                                                  ----------
SWITZERLAND -- (7.7%)
*   Actelion, Ltd........................................   5,892  1,043,660
    Chocoladefabriken Lindt & Spruengli AG...............       2    141,303
    EMS-Chemie Holding AG................................     592    323,928
    Galenica AG..........................................     245    315,769
    Geberit AG...........................................   2,058    793,684
    Givaudan SA..........................................     433    889,270
    Kuehne + Nagel International AG......................   2,797    392,324
*   Lonza Group AG.......................................   4,077    767,782
    Partners Group Holding AG............................     968    442,730
    Roche Holding AG(7108918)............................   1,195    307,613
    Roche Holding AG(7110388)............................  28,259  7,213,617
    Schindler Holding AG.................................   1,430    276,133
    SGS SA...............................................     366    809,681
    Sika AG..............................................     241  1,129,022
    Sonova Holding AG....................................   3,363    460,396
    Straumann Holding AG.................................     516    196,997
    Swisscom AG..........................................   2,298  1,130,499

                                     1913

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
SWITZERLAND -- (Continued)
    Syngenta AG............................................   4,072 $ 1,601,457
                                                                    -----------
TOTAL SWITZERLAND..........................................          18,235,865
                                                                    -----------
UNITED KINGDOM -- (16.4%)
    Admiral Group P.L.C....................................   9,586     274,369
    Ashtead Group P.L.C....................................  43,862     694,217
#   AstraZeneca P.L.C. Sponsored ADR.......................  59,585   2,034,232
    BAE Systems P.L.C...................................... 277,861   1,961,859
    British American Tobacco P.L.C.........................  21,589   1,377,914
    British American Tobacco P.L.C. Sponsored ADR..........  27,792   3,548,761
    BT Group P.L.C......................................... 386,214   2,110,055
    Bunzl P.L.C............................................   7,606     237,974
    Burberry Group P.L.C...................................  20,946     365,472
    Capita P.L.C...........................................  38,821     492,934
    Centrica P.L.C......................................... 490,969   1,565,964
    Compass Group P.L.C....................................  74,325   1,412,003
    Croda International P.L.C..............................   9,363     411,712
    Diageo P.L.C...........................................  16,150     462,805
    Diageo P.L.C. Sponsored ADR............................  12,382   1,442,998
    DS Smith P.L.C.........................................  33,792     175,255
    easyJet P.L.C..........................................   8,149     112,089
    Experian P.L.C.........................................  61,861   1,210,034
    G4S P.L.C.............................................. 100,158     246,784
    GKN P.L.C..............................................  50,510     193,327
    GlaxoSmithKline P.L.C. Sponsored ADR...................  99,628   4,490,234
    Hargreaves Lansdown P.L.C..............................  21,629     371,739
    Imperial Brands P.L.C..................................  21,108   1,112,327
    Inmarsat P.L.C.........................................  36,820     380,704
#   InterContinental Hotels Group P.L.C. ADR...............  16,168     654,797
    International Consolidated Airlines Group SA...........  69,899     375,331
    Intertek Group P.L.C...................................  13,357     640,821
    ITV P.L.C.............................................. 298,588     774,218
    Johnson Matthey P.L.C..................................   7,263     314,757
*   Liberty Global P.L.C. LiLAC Class A....................      43       1,487
*   Liberty Global P.L.C. LiLAC Class C....................     107       3,738
    Merlin Entertainments P.L.C............................   8,875      55,522
    Mondi P.L.C............................................  17,040     344,842
    Next P.L.C.............................................  12,502     831,196
    Provident Financial P.L.C..............................   6,443     231,054
    Reckitt Benckiser Group P.L.C..........................  11,243   1,090,122
    RELX P.L.C.............................................  53,792   1,021,445
    Rentokil Initial P.L.C................................. 147,774     420,147
    Rightmove P.L.C........................................   7,950     426,205
*   Rolls-Royce Holdings P.L.C.............................  63,565     665,119
    Sage Group P.L.C. (The)................................  15,847     149,428
    Sky P.L.C..............................................  55,248     672,831
    Smiths Group P.L.C.....................................   6,137     102,582
    TUI AG.................................................  44,182     575,199
    Unilever P.L.C.........................................     712      33,310
    Unilever P.L.C. Sponsored ADR..........................  32,268   1,510,465
    Whitbread P.L.C........................................   5,981     305,417
    William Hill P.L.C.....................................  14,778      62,511

                                     1914

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
UNITED KINGDOM -- (Continued)
      Wolseley P.L.C....................................    12,725 $    709,525
                                                                   ------------
TOTAL UNITED KINGDOM....................................             38,657,831
                                                                   ------------
UNITED STATES -- (0.0%)
      Ball Corp.........................................     1,061       75,009
                                                                   ------------
TOTAL COMMON STOCKS.....................................            223,586,511
                                                                   ------------
PREFERRED STOCKS -- (0.2%)

GERMANY -- (0.2%)
      Fuchs Petrolub SE.................................     3,032      128,026
      Henkel AG & Co. KGaA..............................       978      121,865
      Sartorius AG......................................     1,694      135,447
                                                                   ------------
TOTAL GERMANY...........................................                385,338
                                                                   ------------
TOTAL PREFERRED STOCKS..................................                385,338
                                                                   ------------
RIGHTS/WARRANTS -- (0.0%)

SPAIN -- (0.0%)
*     Zardoya Otis SA Rights 08/05/16...................     6,155        2,477
                                                                   ------------
TOTAL INVESTMENT SECURITIES.............................            223,974,326
                                                                   ------------

                                                                     VALUE+
                                                                   ------------
SECURITIES LENDING COLLATERAL -- (5.0%)
(S)@  DFA Short Term Investment Fund.................... 1,022,685   11,832,471
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $224,882,403)^^.....           $235,806,797
                                                                   ============

                                     1915

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                    LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                  ----------- ------------ ------- ------------
Common Stocks
   Australia.....................          -- $ 15,041,881   --    $ 15,041,881
   Austria.......................          --      212,540   --         212,540
   Belgium.......................          --    1,239,294   --       1,239,294
   Canada........................ $19,400,742           --   --      19,400,742
   Denmark.......................          --    3,462,076   --       3,462,076
   Finland.......................          --    2,004,048   --       2,004,048
   France........................          --   19,283,774   --      19,283,774
   Germany.......................          --   17,271,107   --      17,271,107
   Hong Kong.....................      31,689    6,371,726   --       6,403,415
   Ireland.......................          --    1,063,967   --       1,063,967
   Israel........................     490,467      741,772   --       1,232,239
   Italy.........................          --    4,204,449   --       4,204,449
   Japan.........................          --   52,028,875   --      52,028,875
   Netherlands...................   2,014,706    4,539,201   --       6,553,907
   New Zealand...................          --      659,108   --         659,108
   Norway........................          --    1,803,387   --       1,803,387
   Singapore.....................          --    2,804,386   --       2,804,386
   Spain.........................          --    6,176,032   --       6,176,032
   Sweden........................      67,414    5,705,165   --       5,772,579
   Switzerland...................          --   18,235,865   --      18,235,865
   United Kingdom................  13,686,712   24,971,119   --      38,657,831
   United States.................      75,009           --   --          75,009
Preferred Stocks
   Germany.......................          --      385,338   --         385,338
Rights/Warrants
   Spain.........................          --        2,477   --           2,477
Securities Lending Collateral....          --   11,832,471   --      11,832,471
                                  ----------- ------------   --    ------------
TOTAL............................ $35,766,739 $200,040,058   --    $235,806,797
                                  =========== ============   ==    ============

                                     1916

                   INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                          SHARES  VALUE++
                                                          ------- --------
COMMON STOCKS -- (91.5%)

AUSTRALIA -- (6.4%)
    Acrux, Ltd...........................................  30,615 $ 17,090
    Adelaide Brighton, Ltd...............................  60,109  270,136
#   Ainsworth Game Technology, Ltd.......................  12,620   20,023
    Altium, Ltd..........................................   3,786   21,111
    APN Outdoor Group, Ltd...............................  22,812  139,845
#   ARB Corp., Ltd.......................................   9,406  129,869
#   Asaleo Care, Ltd.....................................  51,720   53,503
*   ASG Group, Ltd.......................................  22,764   16,878
#   Automotive Holdings Group, Ltd.......................  19,987   65,509
#   Bellamy's Australia, Ltd.............................   7,084   63,625
#   Blackmores, Ltd......................................   1,573  187,920
    Blue Sky Alternative Investments, Ltd................   3,100   18,260
    Breville Group, Ltd..................................  13,151   80,277
    BT Investment Management, Ltd........................  10,265   70,289
    carsales.com, Ltd....................................  28,826  278,750
    Collins Foods, Ltd...................................   9,332   29,883
#   Corporate Travel Management, Ltd.....................   5,951   70,753
#   Cover-More Group, Ltd................................  31,111   32,471
#   Credit Corp. Group, Ltd..............................   6,299   63,830
#*  DSHE Holdings, Ltd...................................  13,091       --
    DuluxGroup, Ltd......................................  53,983  272,694
*   Elders, Ltd..........................................  12,286   36,472
    Event Hospitality and Entertainment, Ltd.............  11,793  132,657
    Evolution Mining, Ltd................................  85,926  188,044
    FlexiGroup, Ltd......................................  10,763   16,397
#   Flight Centre Travel Group, Ltd......................   7,625  186,864
    G8 Education, Ltd....................................  40,300  117,815
#   GBST Holdings, Ltd...................................   2,768    8,541
    GWA Group, Ltd.......................................  35,709   57,198
    Hansen Technologies, Ltd.............................  24,259   76,487
    Iluka Resources, Ltd.................................  26,930  143,667
    Infomedia, Ltd.......................................  45,242   23,050
    Integrated Research, Ltd.............................  19,978   34,149
#   InvoCare, Ltd........................................  17,853  198,880
    IRESS, Ltd...........................................  20,600  177,090
    iSentia Group, Ltd...................................  22,031   52,711
#   JB Hi-Fi, Ltd........................................  14,480  285,703
    Magellan Financial Group, Ltd........................  16,100  279,979
    Mantra Group, Ltd....................................  32,362   88,508
#   McMillan Shakespeare, Ltd............................   8,974   96,242
#   Monadelphous Group, Ltd..............................   8,935   71,651
    Monash IVF Group, Ltd................................  13,112   21,503
    Mortgage Choice, Ltd.................................   3,804    6,089
    Navitas, Ltd.........................................  29,932  135,173
*   Nearmap, Ltd.........................................  56,987   21,741
*   NetComm Wireless, Ltd................................  12,250   27,043
    nib holdings, Ltd....................................  58,778  206,854
    Nick Scali, Ltd......................................   6,436   23,329
    Northern Star Resources, Ltd.........................  71,517  292,303
    oOh!media, Ltd.......................................  10,651   44,849
    Orora, Ltd........................................... 134,777  295,293

                                     1917

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
AUSTRALIA -- (Continued)
    OzForex Group, Ltd...................................  23,002 $   43,657
    Pact Group Holdings, Ltd.............................  20,527     89,013
    Perpetual, Ltd.......................................   5,726    198,251
#   Platinum Asset Management, Ltd.......................  32,099    147,900
    Pro Medicus, Ltd.....................................   5,887     23,743
    Reckon, Ltd..........................................   7,098      7,862
    Reece, Ltd...........................................   2,551     75,577
    Regis Healthcare, Ltd................................  17,655     69,234
    Regis Resources, Ltd.................................  52,126    162,043
    Reject Shop, Ltd. (The)..............................   4,062     39,743
*   Resolute Mining, Ltd.................................  77,006     99,419
    SAI Global, Ltd......................................  27,178     73,581
    Sandfire Resources NL................................  21,311     93,593
*   Saracen Mineral Holdings, Ltd........................ 107,631    142,870
    SeaLink Travel Group, Ltd............................   7,575     23,714
    Servcorp, Ltd........................................   7,984     41,177
    SG Fleet Group, Ltd..................................  14,919     45,589
#   Silver Chef, Ltd.....................................   2,022     15,278
#   Sirtex Medical, Ltd..................................   8,260    197,758
    Slater & Gordon, Ltd.................................  35,293     10,877
    SmartGroup Corp., Ltd................................   6,043     32,305
    SpeedCast International, Ltd.........................   6,934     20,415
    Spotless Group Holdings, Ltd.........................  68,983     62,656
*   St Barbara, Ltd......................................  77,385    180,552
#   Super Retail Group, Ltd..............................  16,174    120,643
    Tabcorp Holdings, Ltd................................ 105,571    392,817
    Technology One, Ltd..................................  36,003    155,976
    Tox Free Solutions, Ltd..............................   8,865     17,827
    Village Roadshow, Ltd................................   4,197     17,182
    Virtus Health, Ltd...................................   9,903     58,144
    Vita Group, Ltd......................................   6,614     24,230
    Webjet, Ltd..........................................  11,288     65,633
                                                                  ----------
TOTAL AUSTRALIA..........................................          7,998,257
                                                                  ----------
AUSTRIA -- (0.7%)
    Andritz AG...........................................   8,961    456,879
#   DO & CO AG...........................................     883     69,588
    Mayr Melnhof Karton AG...............................     123     13,485
    Oesterreichische Post AG.............................   5,562    194,104
    Palfinger AG.........................................     370     11,022
    RHI AG...............................................     865     17,955
#   Rosenbauer International AG..........................     604     34,447
    Semperit AG Holding..................................   1,367     44,329
    Telekom Austria AG...................................  10,822     63,670
    Zumtobel Group AG....................................   1,949     29,579
                                                                  ----------
TOTAL AUSTRIA............................................            935,058
                                                                  ----------
BELGIUM -- (1.7%)
*   AGFA-Gevaert NV......................................  23,930     86,265
    bpost SA.............................................  13,114    343,681
    Cie d'Entreprises CFE................................   1,026     94,476
    Econocom Group SA....................................   6,567     86,016

                                     1918

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                          SHARES  VALUE++
                                                          ------ ----------
BELGIUM -- (Continued)
    EVS Broadcast Equipment SA...........................  1,947 $   65,735
*   Fagron...............................................  4,627     37,064
    Ion Beam Applications................................  1,548     72,974
    Kinepolis Group NV...................................  2,310    103,172
#   Lotus Bakeries.......................................     32     64,391
    Melexis NV...........................................  3,431    225,276
    Ontex Group NV.......................................    538     19,439
*   Orange Belgium SA....................................  4,333    105,042
    Resilux..............................................     99     15,816
*   Tessenderlo Chemie NV................................  3,833    130,391
#   Umicore SA...........................................  9,907    573,215
    Van de Velde NV......................................  1,055     76,904
                                                                 ----------
TOTAL BELGIUM............................................         2,099,857
                                                                 ----------
CANADA -- (9.0%)
    AGT Food & Ingredients, Inc..........................  2,700     65,492
    Aimia, Inc........................................... 17,497    115,115
*   Air Canada...........................................  9,027     62,155
    AirBoss of America Corp..............................  1,900     20,620
    Algonquin Power & Utilities Corp..................... 29,047    271,638
    Altus Group, Ltd.....................................    530      9,580
    Andrew Peller, Ltd. Class A..........................  2,100     43,684
*   ATS Automation Tooling Systems, Inc..................  1,304      9,957
    AutoCanada, Inc......................................    700     11,393
#*  Avigilon Corp........................................  3,700     37,605
#   Badger Daylighting, Ltd..............................  4,038     63,462
    Bird Construction, Inc...............................  5,468     56,412
    BMTC Group, Inc......................................    100      1,006
#   Bonterra Energy Corp.................................  2,473     46,878
    Boralex, Inc. Class A................................  6,028     92,106
*   BRP, Inc.............................................  5,174     84,011
*   Canfor Corp..........................................  7,438     88,300
    Canfor Pulp Products, Inc............................  2,672     21,345
*   Celestica, Inc....................................... 11,252    124,615
    Cineplex, Inc........................................  9,583    373,441
    Clearwater Seafoods, Inc.............................  4,851     53,948
    Cogeco Communications, Inc...........................    451     22,197
    Cogeco, Inc..........................................  1,000     40,279
    Colliers International Group, Inc....................  3,909    161,372
    Computer Modelling Group, Ltd........................ 13,356    101,373
    Corby Spirit and Wine, Ltd...........................  1,200     18,841
    Cott Corp............................................ 18,549    276,463
*   CRH Medical Corp..................................... 10,265     41,118
    DHX Media, Ltd.(BRF12P5).............................  9,800     53,291
    DHX Media, Ltd.(BRF12N3).............................  1,900     10,216
    DirectCash Payments, Inc.............................  1,573     16,120
*   DIRTT Environmental Solutions........................  7,400     32,022
*   Endeavour Mining Corp................................  7,665    148,938
    Enercare, Inc........................................ 13,287    179,005
    Enghouse Systems, Ltd................................  2,107     86,126
    Equitable Group, Inc.................................    200      8,310
    Evertz Technologies, Ltd.............................  3,300     44,686
    Exchange Income Corp.................................  3,800     98,052

                                     1919

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                          SHARES VALUE++
                                                          ------ --------
CANADA -- (Continued)
    Exco Technologies, Ltd...............................  4,161 $ 40,155
    Extendicare, Inc..................................... 12,625   79,387
    Fiera Capital Corp...................................  4,800   46,836
    First National Financial Corp........................  1,700   39,334
    FirstService Corp....................................  5,450  268,608
*   Fortuna Silver Mines, Inc............................ 16,700  145,557
#   Gamehost, Inc........................................  2,400   18,179
    Gibson Energy, Inc...................................  6,638   75,753
    Gluskin Sheff + Associates, Inc......................  3,747   50,968
*   Great Canadian Gaming Corp...........................  7,800  111,237
    High Liner Foods, Inc................................  3,616   55,445
#   Home Capital Group, Inc..............................  7,048  149,959
*   IMAX Corp............................................  6,684  211,148
    Information Services Corp............................  2,603   32,955
#   Innergex Renewable Energy, Inc....................... 14,600  174,889
    Intertape Polymer Group, Inc.........................  7,946  128,229
    Jean Coutu Group PJC, Inc. (The) Class A............. 10,958  158,707
    K-Bro Linen, Inc.....................................    803   27,215
*   Kirkland Lake Gold, Inc.............................. 18,293  156,219
*   Klondex Mines, Ltd................................... 23,138  109,164
    Leon's Furniture, Ltd................................  2,432   28,871
    Logistec Corp. Class B...............................    800   21,139
    Lucara Diamond Corp.................................. 51,000  157,416
    MacDonald Dettwiler & Associates, Ltd................  4,781  313,595
    Magellan Aerospace Corp..............................  2,900   38,847
    Mandalay Resources Corp.............................. 11,258    9,743
    Manitoba Telecom Services, Inc.......................  3,115   92,020
    Mediagrif Interactive Technologies, Inc..............    800   10,906
    Medical Facilities Corp..............................  3,447   57,025
    Morneau Shepell, Inc.................................  7,100  101,145
    MTY Food Group, Inc..................................  3,000   93,792
    Mullen Group, Ltd.................................... 13,154  158,172
    New Flyer Industries, Inc............................  6,683  212,163
    Norbord, Inc.........................................  6,400  161,268
    North West Co., Inc. (The)...........................  7,493  175,037
#   Northland Power, Inc................................. 13,327  250,382
    OceanaGold Corp...................................... 80,480  290,940
*   Parex Resources, Inc................................. 18,180  176,279
#   Parkland Fuel Corp................................... 11,712  207,841
    Pason Systems, Inc...................................  9,002  120,587
*   Points International, Ltd............................    700    6,487
    Premium Brands Holdings Corp.........................  3,800  163,944
    Pure Technologies, Ltd...............................  3,700   15,359
*   Raging River Exploration, Inc........................ 32,081  254,309
*   Redknee Solutions, Inc...............................  7,600    9,604
    Richelieu Hardware, Ltd..............................  7,445  155,326
*   Richmont Mines, Inc.................................. 10,195  113,456
    Rogers Sugar, Inc.................................... 11,900   56,599
    Sandvine Corp........................................  4,232   10,567
*   SEMAFO, Inc.......................................... 47,500  255,754
    ShawCor, Ltd.........................................  8,470  193,189
#   Sienna Senior Living, Inc............................  5,790   77,561
*   Silver Standard Resources, Inc.......................  2,128   29,689

                                     1920

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------ -----------
CANADA -- (Continued)
    Stantec, Inc.........................................  9,960 $   253,491
    Stella-Jones, Inc....................................  6,700     238,873
#   Student Transportation, Inc.......................... 10,055      52,907
#   Superior Plus Corp................................... 17,238     150,642
#*  Theratechnologies, Inc............................... 12,159      24,772
    Toromont Industries, Ltd............................. 11,353     340,855
    Transcontinental, Inc. Class A.......................  6,800      97,965
    TransForce, Inc...................................... 11,550     226,373
#*  Trilogy Energy Corp..................................  4,992      21,526
    Uni-Select, Inc......................................  7,000     170,758
#   Western Forest Products, Inc......................... 57,628      94,454
    WestJet Airlines, Ltd................................    700      12,331
    Westshore Terminals Investment Corp..................  8,641     125,877
    Whistler Blackcomb Holdings, Inc.....................  3,900      74,855
    Winpak, Ltd..........................................  5,300     180,841
    ZCL Composites, Inc..................................  3,300      22,697
                                                                 -----------
TOTAL CANADA.............................................         11,179,345
                                                                 -----------
DENMARK -- (1.8%)
    Ambu A.S. Class B....................................  1,545      65,681
    DFDS A.S.............................................  3,783     172,908
    GN Store Nord A.S.................................... 22,057     416,598
*   H+H International A.S. Class B.......................  2,233      24,180
    IC Group A.S.........................................    770      19,382
    Per Aarsleff Holding A.S.............................  1,304      30,587
    Rockwool International A.S. Class A..................     65      12,263
    Rockwool International A.S. Class B..................    821     155,445
    Royal Unibrew A.S....................................  6,344     291,798
    SimCorp A.S..........................................  6,294     325,936
*   Topdanmark A.S....................................... 11,942     296,115
    Tryg A.S.............................................    562      10,476
*   William Demant Holding A.S........................... 17,995     367,462
                                                                 -----------
TOTAL DENMARK............................................          2,188,831
                                                                 -----------
FINLAND -- (2.5%)
    Amer Sports Oyj......................................  6,776     192,373
    Caverion Corp........................................  8,881      58,606
    Comptel Oyj..........................................  9,171      24,088
    Elisa Oyj............................................ 16,557     600,697
    F-Secure Oyj......................................... 10,073      32,568
    Huhtamaki Oyj........................................  9,162     402,572
    Konecranes Oyj.......................................  2,537      76,477
    Lassila & Tikanoja Oyj...............................  3,399      67,983
    Metso Oyj............................................  6,272     174,041
    Nokian Renkaat Oyj...................................  5,943     220,931
    Oriola-KD Oyj Class B................................ 17,922      84,183
    Orion Oyj Class A....................................  3,737     151,500
    Orion Oyj Class B.................................... 13,580     556,340
    Ponsse Oy............................................  1,593      47,199
    Ramirent Oyj.........................................  5,723      48,512
    Revenio Group Oyj....................................    746      21,258
    Tieto Oyj............................................  6,259     180,220

                                     1921

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
FINLAND -- (Continued)
    Tikkurila Oyj........................................  5,110 $   98,310
    Uponor Oyj...........................................  6,098    113,377
                                                                 ----------
TOTAL FINLAND............................................         3,151,235
                                                                 ----------
FRANCE -- (5.0%)
    ABC Arbitrage........................................  3,480     23,628
#*  Air France-KLM....................................... 17,150     99,477
    Akka Technologies....................................    886     30,369
    Alten SA.............................................  3,482    241,520
    Altran Technologies SA............................... 14,519    210,796
    Aubay................................................    818     21,108
    Bastide le Confort Medical...........................    488     11,457
    BioMerieux...........................................    846    116,962
    Boiron SA............................................    892     82,668
    Burelle SA...........................................     13     12,148
*   Cegedim SA...........................................    188      5,491
    Cegid Group SA.......................................    618     42,320
    Devoteam SA..........................................    587     29,652
    Elior Participations SCA............................. 10,182    222,259
    Eurofins Scientific SE...............................  1,076    403,646
    Euronext NV..........................................  7,904    337,782
    Faurecia.............................................  8,359    329,685
    Gaztransport Et Technigaz SA.........................  2,153     61,589
    Groupe Crit..........................................    163     10,935
    Groupe Gorge.........................................    423     10,201
    Guerbet..............................................  1,092     73,526
    Havas SA............................................. 17,333    145,952
*   ID Logistics Group...................................    273     38,585
    Imerys SA............................................    130      9,228
    Ipsen SA.............................................  4,202    274,163
    Le Noble Age.........................................    725     24,939
    Lectra...............................................  3,152     52,228
    Linedata Services....................................    491     22,152
    LISI.................................................  1,963     53,338
    Metropole Television SA..............................  8,527    155,142
    MGI Coutier..........................................    512     11,851
#   Oeneo SA.............................................  3,833     35,530
    Orpea................................................    648     57,267
    Plastic Omnium SA....................................  8,080    256,335
    Sartorius Stedim Biotech.............................  2,022    143,617
    SEB SA...............................................  2,861    380,962
    Somfy SA.............................................     75     28,315
    Sopra Steria Group...................................  1,591    186,854
*   Stallergenes Greer P.L.C.............................     98      2,738
*   Ste Industrielle d'Aviation Latecoere SA.............  5,837     21,395
    Stef SA..............................................    147     11,504
    Synergie SA..........................................  1,429     47,449
    Tarkett SA...........................................  1,829     58,947
    Technicolor SA....................................... 45,659    286,930
    Teleperformance......................................  7,151    665,353
    Tessi SA.............................................    132     19,818
    Trigano SA...........................................    761     45,083
*   Ubisoft Entertainment SA............................. 12,800    525,362

                                     1922

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
FRANCE -- (Continued)
    Vilmorin & Cie SA....................................    370 $   24,516
*   Virbac SA............................................    326     64,215
*   Worldline SA.........................................  5,287    158,203
                                                                 ----------
TOTAL FRANCE.............................................         6,185,190
                                                                 ----------
GERMANY -- (5.8%)
    Amadeus Fire AG......................................    719     54,822
    Axel Springer SE.....................................  3,642    199,609
    Basler AG............................................    591     32,768
    Bechtle AG...........................................    191     22,107
#   Bertrandt AG.........................................    537     58,727
    BRAAS Monier Building Group SA.......................  1,725     41,766
    CANCOM SE............................................    500     25,864
    CENIT AG.............................................    804     17,976
    Cewe Stiftung & Co. KGAA.............................    665     52,587
    CompuGroup Medical SE................................  3,549    153,403
*   Constantin Medien AG.................................  7,778     22,075
    CTS Eventim AG & Co. KGaA............................  6,196    215,695
#   Delticom AG..........................................    277      4,757
*   Dialog Semiconductor P.L.C...........................  9,177    300,928
    Dr Hoenle AG.........................................    472     13,063
#   Drillisch AG.........................................  6,362    252,733
    Duerr AG.............................................  3,063    264,191
    Fielmann AG..........................................  3,292    254,298
    Freenet AG........................................... 12,656    353,392
    Fuchs Petrolub SE....................................  4,186    161,043
    Gerresheimer AG......................................  3,949    339,036
    GFT Technologies SE..................................  3,181     72,930
    Hugo Boss AG.........................................  4,625    274,474
    KION Group AG........................................  6,683    366,455
*   Koenig & Bauer AG....................................    416     23,032
    Krones AG............................................  1,723    172,353
*   KUKA AG..............................................  3,429    415,565
    KWS Saat SE..........................................     37     11,810
    MTU Aero Engines AG..................................  6,697    684,343
    Nemetschek SE........................................  3,181    200,252
*   Nordex SE............................................  8,381    232,762
    Norma Group SE.......................................  3,608    187,616
    OHB SE...............................................    467      9,680
*   Patrizia Immobilien AG...............................  4,253    107,407
    R Stahl AG...........................................     78      2,753
    Rational AG..........................................    484    234,141
    S&T AG...............................................  2,622     23,004
    Schaltbau Holding AG.................................    791     37,831
    Sixt SE..............................................  1,101     58,918
*   Stabilus SA..........................................  2,492    130,376
    Stada Arzneimittel AG................................  8,232    444,354
#   Stroeer SE & Co KGaA.................................  3,060    145,474
    Takkt AG.............................................  4,021     96,560
    Washtec AG...........................................  1,821     74,267
*   Wincor Nixdorf AG....................................  3,832    212,039
    XING AG..............................................    336     67,140

                                     1923

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
GERMANY -- (Continued)
    Zeal Network SE......................................       686 $   27,115
                                                                    ----------
TOTAL GERMANY............................................            7,153,491
                                                                    ----------
HONG KONG -- (2.7%)
    APT Satellite Holdings, Ltd..........................    45,750     31,494
    Asia Satellite Telecommunications Holdings, Ltd......       500        720
#   ASM Pacific Technology, Ltd..........................    26,500    197,266
*   Auto Italia Holdings.................................   300,000      6,123
    BEP International Holdings, Ltd...................... 1,320,000     71,698
    Bonjour Holdings, Ltd................................    77,000      3,381
    Bright Smart Securities & Commodities Group, Ltd.....    98,000     28,017
#   Brightoil Petroleum Holdings, Ltd....................   353,000    104,048
    Cafe de Coral Holdings, Ltd..........................    48,000    161,511
*   China Medical & Healthcare Group, Ltd................   210,000     11,120
*   China Smarter Energy Group Holdings, Ltd.............   354,000     26,493
    Chow Sang Sang Holdings International, Ltd...........    22,000     43,168
    CITIC Telecom International Holdings, Ltd............   148,000     55,790
*   Convoy Financial Holdings, Ltd....................... 1,014,000     32,131
    CW Group Holdings, Ltd...............................    22,500      5,999
#*  Differ Group Holding Co., Ltd........................    40,000      2,960
    Emperor Capital Group, Ltd...........................   150,000     13,372
#   Fairwood Holdings, Ltd...............................    16,500     77,564
    Future Bright Holdings, Ltd..........................    30,000      3,285
#*  GCL New Energy Holdings, Ltd.........................   792,000     34,310
    Giordano International, Ltd..........................   142,000     74,580
#   Guotai Junan International Holdings, Ltd.............   239,000     80,534
    Haitong International Securities Group, Ltd..........    70,162     42,485
#   Hang Fat Ginseng Holdings Co., Ltd...................   107,500      2,080
#   HKBN, Ltd............................................   105,000    125,688
    Hong Kong Aircraft Engineering Co., Ltd..............     3,200     20,870
    Hutchison Telecommunications Hong Kong Holdings,
       Ltd...............................................   130,000     47,632
#   IGG, Inc.............................................    72,000     30,788
*   iOne Holdings, Ltd...................................   180,000      3,720
    Johnson Electric Holdings, Ltd.......................    38,375     96,567
    L'Occitane International SA..........................    45,750     95,701
*   L'sea Resources International Holdings, Ltd..........   430,000      7,341
*   Lifestyle China Group, Ltd...........................    63,500     12,686
    Lifestyle International Holdings, Ltd................    63,500     89,684
#   Luk Fook Holdings International, Ltd.................    42,000    106,788
    Man Wah Holdings, Ltd................................   161,600    118,052
*   Mason Financial Holdings, Ltd........................   680,000     24,141
    NagaCorp, Ltd........................................   138,000     94,425
    Newocean Energy Holdings, Ltd........................    74,000     21,997
#   Pacific Textiles Holdings, Ltd.......................    87,000    123,380
*   Paradise Entertainment, Ltd..........................    36,000      5,467
    Playmates Toys, Ltd..................................    56,000     10,617
*   Rentian Technology Holdings, Ltd.....................    90,000      6,049
    SA SA International Holdings, Ltd....................   122,370     53,413
#   Shenwan Hongyuan HK, Ltd.............................    35,000     17,478
    Sitoy Group Holdings, Ltd............................    26,000      8,510
    SmarTone Telecommunications Holdings, Ltd............    39,500     70,426
    Stella International Holdings, Ltd...................    53,500     91,615
    Television Broadcasts, Ltd...........................    39,200    133,082

                                     1924

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
HONG KONG -- (Continued)
#   Texwinca Holdings, Ltd...............................  98,000 $   77,154
*   TOM Group, Ltd.......................................  96,000     25,805
    Town Health International Medical Group, Ltd......... 282,000     45,166
    Tradelink Electronic Commerce, Ltd...................  60,000     13,105
*   United Laboratories International Holdings, Ltd.
      (The)..............................................  24,000      9,409
    Value Partners Group, Ltd............................  83,000     70,117
    Varitronix International, Ltd........................  17,000      7,456
    Vitasoy International Holdings, Ltd..................  98,000    186,283
    VTech Holdings, Ltd..................................  19,300    209,930
*   Xinyi Automobile Glass Hong Kong Enterprises, Ltd....  26,500      4,543
    Xinyi Glass Holdings, Ltd............................ 212,000    162,252
                                                                  ----------
TOTAL HONG KONG..........................................          3,337,466
                                                                  ----------
IRELAND -- (0.5%)
    Glanbia P.L.C........................................  10,381    199,902
    Irish Continental Group P.L.C........................  19,445    102,594
    Kingspan Group P.L.C.................................  11,495    263,714
                                                                  ----------
TOTAL IRELAND............................................            566,210
                                                                  ----------
ISRAEL -- (0.4%)
    Avgol Industries 1953, Ltd...........................  10,796     12,717
*   Cellcom Israel, Ltd..................................   4,942     35,793
    Delek Automotive Systems, Ltd........................   5,430     47,190
    El Al Israel Airlines................................  29,839     22,484
    Electra, Ltd.........................................     103     14,177
    Hilan, Ltd...........................................   1,695     25,769
    IDI Insurance Co., Ltd...............................     404     19,596
*   Naphtha Israel Petroleum Corp., Ltd..................   3,421     21,120
*   Oil Refineries, Ltd..................................  87,374     31,585
*   Partner Communications Co., Ltd......................  13,681     65,554
    Paz Oil Co., Ltd.....................................     325     52,968
    Rami Levy Chain Stores Hashikma Marketing 2006,
       Ltd...............................................     573     22,286
    Shikun & Binui, Ltd..................................  27,147     47,869
    Shufersal, Ltd.......................................   8,563     30,054
*   Tower Semiconductor, Ltd.............................   6,227     84,802
                                                                  ----------
TOTAL ISRAEL.............................................            533,964
                                                                  ----------
ITALY -- (3.4%)
#   Amplifon SpA.........................................  11,932    119,077
    Autogrill SpA........................................  20,239    176,196
    Azimut Holding SpA...................................  11,130    175,267
    Banca Generali SpA...................................   8,994    186,190
    Banca IFIS SpA.......................................   3,817     87,255
    BasicNet SpA.........................................   7,389     28,623
    Biesse SpA...........................................   2,003     28,088
    Brembo SpA...........................................   4,505    263,458
#   Brunello Cucinelli SpA...............................   1,819     33,953
#   Cairo Communication SpA..............................   2,907     12,961
    Cerved Information Solutions SpA.....................  17,334    145,476
    Datalogic SpA........................................   1,781     32,127
    De' Longhi SpA.......................................   7,296    182,402
    DiaSorin SpA.........................................   3,275    206,220

                                     1925

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
ITALY -- (Continued)
    FinecoBank Banca Fineco SpA.......................... 31,378 $  186,686
#   Gruppo MutuiOnline SpA...............................  1,552     13,017
    Industria Macchine Automatiche SpA...................  2,491    147,007
    Interpump Group SpA..................................  7,105    115,091
*   Juventus Football Club SpA........................... 44,082     14,371
    La Doria SpA.........................................  2,347     31,198
#   Maire Tecnimont SpA.................................. 14,631     37,326
    MARR SpA.............................................  5,424    114,040
    Mediaset SpA......................................... 14,328     43,420
    Moleskine SpA........................................ 14,092     34,198
    Moncler SpA.......................................... 20,863    366,140
    Piaggio & C SpA......................................  8,432     15,467
    Prysmian SpA......................................... 19,869    465,278
    Recordati SpA........................................ 13,988    453,989
    Reply SpA............................................    688     98,433
    Salini Impregilo SpA................................. 15,710     47,594
#   Salvatore Ferragamo SpA..............................  7,532    177,560
    SAVE SpA.............................................    350      4,969
*   Sogefi SpA...........................................  8,295     14,110
*   Yoox Net-A-Porter Group SpA..........................  5,014    140,539
    Zignago Vetro SpA....................................  1,559      9,763
                                                                 ----------
TOTAL ITALY..............................................         4,207,489
                                                                 ----------
JAPAN -- (21.7%)
    Accordia Golf Co., Ltd...............................  9,600    111,914
    Adastria Co., Ltd....................................  3,800    118,374
    Advan Co., Ltd.......................................  2,500     20,993
    Aeon Delight Co., Ltd................................  2,600     79,053
#   Aeon Fantasy Co., Ltd................................  1,600     39,434
    Ai Holdings Corp.....................................  5,400    132,410
    Aica Kogyo Co., Ltd..................................  6,400    154,576
    Ain Holdings, Inc....................................  2,500    172,138
    Alinco, Inc..........................................  1,100     10,283
    Altech Corp..........................................  1,000     18,850
    Amano Corp...........................................  6,600    106,767
    Amiyaki Tei Co., Ltd.................................    300     11,903
    Amuse, Inc...........................................  2,600     51,150
    Anest Iwata Corp.....................................  3,900     36,559
#   Anicom Holdings, Inc.................................  2,200     58,872
    Anritsu Corp.........................................  1,200      6,975
    Arcland Service Holdings Co., Ltd....................  1,400     39,872
    Artnature, Inc.......................................  1,400     11,273
#   Asahi Co., Ltd.......................................  1,700     24,087
    Asahi Holdings, Inc..................................  3,100     52,846
    Asanuma Corp.........................................  8,000     18,191
    ASKUL Corp...........................................  2,800     96,332
#   Ateam, Inc...........................................    400      7,450
#   Atom Corp............................................ 10,300     69,300
    Avex Group Holdings, Inc.............................  6,000     70,359
    Axial Retailing, Inc.................................  1,800     59,964
    Belc Co., Ltd........................................  1,000     40,743
    Benefit One, Inc.....................................  1,800     55,725
    Bic Camera, Inc...................................... 10,400     92,274

                                     1926

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
JAPAN -- (Continued)
    BML, Inc.............................................  1,200 $ 57,492
#   BP Castrol KK........................................  1,200   14,655
    Broadleaf Co., Ltd...................................  3,300   33,124
    BRONCO BILLY Co., Ltd................................  1,400   44,252
    Bunka Shutter Co., Ltd...............................  8,000   65,519
    C Uyemura & Co., Ltd.................................    500   21,943
    Calsonic Kansei Corp................................. 12,000   92,317
    Can Do Co., Ltd......................................  1,100   18,376
    Canon Electronics, Inc...............................  1,200   18,197
    Capcom Co., Ltd......................................  6,300  128,488
    Central Sports Co., Ltd..............................    900   20,973
    CHIMNEY Co., Ltd.....................................  1,500   39,647
    Ci:z Holdings Co., Ltd...............................  3,600   88,586
    CKD Corp.............................................  6,700   62,251
    Clarion Co., Ltd..................................... 14,000   34,603
    CMIC Holdings Co., Ltd...............................  1,100   18,159
    Cocokara fine, Inc...................................  1,700   60,196
    COLOPL, Inc..........................................  5,200   77,729
    Colowide Co., Ltd....................................  7,600  141,680
    Computer Engineering & Consulting, Ltd...............  1,000   13,963
    CONEXIO Corp.........................................  3,900   57,767
#   COOKPAD, Inc.........................................  6,300   88,304
    Create Restaurants Holdings, Inc.....................  4,800   49,545
    Create SD Holdings Co., Ltd..........................  3,800   92,633
    Cresco, Ltd..........................................    700   16,375
#   CROOZ, Inc...........................................    700   13,103
    DA Consortium, Inc...................................  3,300   33,802
#   Dai Nippon Toryo Co., Ltd............................ 14,000   27,629
    Daido Metal Co., Ltd.................................  3,500   39,317
    Daifuku Co., Ltd..................................... 11,400  239,537
    Daihen Corp.......................................... 12,000   61,581
    Daiho Corp...........................................  9,000   49,669
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd................    200    5,290
    Daiichikosho Co., Ltd................................  4,800  219,125
    Daiken Corp..........................................  7,000   23,629
#   Daiken Medical Co., Ltd..............................    800    6,220
    Daikokutenbussan Co., Ltd............................    700   30,446
    Daikyonishikawa Corp.................................  2,800   39,730
#   Daio Paper Corp......................................  9,000  101,277
    Daiseki Co., Ltd.....................................  4,600   83,096
    Daito Pharmaceutical Co., Ltd........................  1,100   25,070
    Denka Co., Ltd....................................... 35,000  151,780
    Descente, Ltd........................................  5,300   59,029
    Digital Arts, Inc....................................  2,100   47,913
#   Digital Garage, Inc..................................  5,300  100,693
    Dip Corp.............................................  3,300   99,287
    DMG Mori Co., Ltd....................................  1,200   12,460
    Dowa Holdings Co., Ltd............................... 17,000   89,614
    DTS Corp.............................................  2,400   47,352
    Dydo Drinco, Inc.....................................    900   46,968
    Eagle Industry Co., Ltd..............................  3,000   37,833
    eGuarantee, Inc......................................    600   18,320
    Eiken Chemical Co., Ltd..............................  2,100   48,947

                                     1927

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
JAPAN -- (Continued)
#   Elecom Co., Ltd......................................  3,500 $ 80,633
    Elematec Corp........................................  1,000   22,218
    en-japan, Inc........................................  2,800   50,416
    Enplas Corp..........................................  1,300   36,482
    EPS Holdings, Inc....................................  4,500   61,331
#   F@N Communications, Inc..............................  4,600   37,309
    FCC Co., Ltd.........................................  3,200   62,257
#*  FDK Corp............................................. 17,000   15,176
    Ferrotec Corp........................................  3,300   43,067
    Fields Corp..........................................  1,800   23,240
    Financial Products Group Co., Ltd....................  8,100   80,938
    FINDEX, Inc..........................................    900   10,006
    Foster Electric Co., Ltd.............................  2,600   49,898
    FP Corp..............................................  3,100  161,859
    France Bed Holdings Co., Ltd.........................  2,700   24,219
    Fudo Tetra Corp...................................... 25,500   44,548
    Fuji Co., Ltd........................................  1,900   41,535
#   Fuji Kyuko Co., Ltd..................................  7,000   98,761
    Fuji Oil Holdings, Inc...............................  5,500  120,633
    Fuji Pharma Co., Ltd.................................    700   16,212
    Fuji Seal International, Inc.........................  3,000  118,072
    Fujibo Holdings, Inc................................. 15,000   44,382
    Fujimori Kogyo Co., Ltd..............................  1,300   27,743
    Fujitec Co., Ltd.....................................  9,400   90,323
    Fujitsu General, Ltd.................................  4,000   93,644
*   Fujiya Co., Ltd...................................... 11,000   21,672
    Fukuda Corp..........................................  2,000   22,189
    Fukuda Denshi Co., Ltd...............................    300   18,273
    Fukushima Industries Corp............................  1,400   47,776
    FULLCAST Holdings Co., Ltd...........................  5,400   45,537
    Funai Soken Holdings, Inc............................  3,820   53,023
#   Furukawa Battery Co., Ltd. (The).....................  4,000   24,187
    Furukawa Electric Co., Ltd........................... 45,000  117,496
    Fuso Chemical Co., Ltd...............................  1,500   23,729
    Future Corp..........................................  3,300   26,141
    GCA Savvian Corp.....................................  1,000    8,653
    Gecoss Corp..........................................    700    6,320
#   Genky Stores, Inc....................................    600   20,241
    Geo Holdings Corp....................................  5,000   72,220
    Giken, Ltd...........................................  2,300   41,173
    GLOBERIDE, Inc.......................................  2,100   34,713
    Glory, Ltd...........................................  1,900   52,726
    GMO internet, Inc....................................  9,800  126,895
    GMO Payment Gateway, Inc.............................  2,400  137,720
*   Gree, Inc............................................ 11,500   58,084
    GS Yuasa Corp........................................ 35,000  143,208
    Gurunavi, Inc........................................  2,800   73,812
    Hagihara Industries, Inc.............................    500   12,455
    Halows Co., Ltd......................................    600   11,731
    Hamakyorex Co., Ltd..................................  1,500   27,285
    Hard Off Corp. Co., Ltd..............................  1,000   11,158
    Harmonic Drive Systems, Inc..........................  1,000   31,154
    Hazama Ando Corp..................................... 22,100  136,207

                                     1928

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
JAPAN -- (Continued)
#   Hearts United Group Co., Ltd.........................    900 $ 28,407
    Heiwa Corp...........................................  5,800  119,160
    Heiwado Co., Ltd.....................................  4,300   83,185
    Hiday Hidaka Corp....................................  2,040   50,710
#   Hioki EE Corp........................................    600   10,823
#   Hiramatsu, Inc.......................................  3,500   20,434
    HIS Co., Ltd.........................................  6,100  162,480
    Hitachi Kokusai Electric, Inc........................  8,000  127,874
    Hitachi Transport System, Ltd........................  5,400  105,266
    Hochiki Corp.........................................  3,000   33,423
    Hokuetsu Industries Co., Ltd.........................  3,000   17,848
    Hokuto Corp..........................................  3,200   59,415
    Horiba, Ltd..........................................  4,600  215,254
    I-Net Corp...........................................  1,400   14,852
    Ichibanya Co., Ltd...................................    364   12,168
#   Ichikoh Industries, Ltd..............................  7,000   20,360
    Ichinen Holdings Co., Ltd............................  1,400   12,847
#   IDOM, Inc............................................  8,500   43,041
    Iino Kaiun Kaisha, Ltd...............................  2,400    8,678
    Infocom Corp.........................................  2,500   34,027
    Infomart Corp........................................  4,500   48,614
    Information Services International-Dentsu, Ltd.......  1,800   35,096
    Intage Holdings, Inc.................................  1,900   30,357
    Internet Initiative Japan, Inc.......................  3,600   75,960
    Iriso Electronics Co., Ltd...........................  1,100   64,296
#   Istyle, Inc..........................................  3,200   28,628
    Itochu Enex Co., Ltd.................................  6,800   58,302
*   Itoham Yonekyu Holdings, Inc.........................  4,037   41,559
    Iwatani Corp......................................... 22,000  127,804
#   JAC Recruitment Co., Ltd.............................  2,000   22,812
    Jafco Co., Ltd.......................................    200    5,239
    Jalux, Inc...........................................  1,300   21,802
#   Jamco Corp...........................................  1,600   31,767
    Japan Aviation Electronics Industry, Ltd.............  7,000  102,958
    Japan Lifeline Co., Ltd..............................    100    3,516
    Japan Material Co., Ltd..............................  1,400   49,481
#   Japan Medical Dynamic Marketing, Inc.................  4,300   30,667
#   Japan Property Management Center Co., Ltd............  1,100   13,904
    Japan Steel Works, Ltd. (The)........................ 24,000  107,364
    JCU Corp.............................................    300    9,735
    Jeol, Ltd............................................ 13,000   52,100
#   Jin Co., Ltd.........................................  1,100   45,636
#   JP-Holdings, Inc.....................................  6,100   17,877
    JSP Corp.............................................    600   13,858
    Juki Corp............................................  2,999   25,721
    Justsystems Corp.....................................  5,800   49,822
    K's Holdings Corp.................................... 10,200  188,535
    kabu.com Securities Co., Ltd......................... 25,100   83,581
#   Kakiyasu Honten Co., Ltd.............................  1,500   26,995
    Kameda Seika Co., Ltd................................  1,800   99,184
    Kanamoto Co., Ltd....................................  3,000   62,533
    Kanematsu Electronics, Ltd...........................  1,500   28,336
    Kanto Denka Kogyo Co., Ltd...........................  6,000   64,822

                                     1929

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
JAPAN -- (Continued)
#   Kappa Create Co., Ltd................................  2,100 $ 25,157
    Kasai Kogyo Co., Ltd.................................  3,600   35,624
    Kawai Musical Instruments Manufacturing Co., Ltd.....    300    5,658
#   Kenko Mayonnaise Co., Ltd............................  1,500   44,601
#   KFC Holdings Japan, Ltd..............................  1,700   30,945
*   Kintetsu Department Store Co., Ltd...................  8,000   27,053
    Kinugawa Rubber Industrial Co., Ltd..................  5,000   37,864
    Kito Corp............................................  3,000   25,098
*   KNT-CT Holdings Co., Ltd............................. 23,000   31,256
#   Kobe Bussan Co., Ltd.................................  1,600   31,887
    Kobelco Eco-Solutions Co., Ltd.......................  3,000   11,664
#   Kokusai Co., Ltd.....................................  1,000    8,286
    Komehyo Co., Ltd.....................................    500    5,120
    Komeri Co., Ltd......................................  3,100   69,773
    Kondotec, Inc........................................  2,900   21,605
    Konishi Co., Ltd.....................................  1,400   18,338
    Koshidaka Holdings Co., Ltd..........................  1,100   22,088
    Kotobuki Spirits Co., Ltd............................  3,900  118,143
    Kourakuen Holdings Corp..............................  2,000   30,116
    KRS Corp.............................................    500   11,884
    Kumagai Gumi Co., Ltd................................ 53,000  176,413
    Kura Corp............................................  1,400   73,851
#   Kusuri No Aoki Co., Ltd..............................  2,000  103,117
    Kyokuto Securities Co., Ltd..........................    800    9,698
    Kyokuyo Co., Ltd.....................................  7,000   18,114
    Kyoritsu Maintenance Co., Ltd........................  1,560  114,133
#   Kyudenko Corp........................................  5,000  175,768
    LAC Co., Ltd.........................................    800    7,452
*   Laox Co., Ltd........................................  1,800   11,994
#   Lasertec Corp........................................  2,600   36,402
    Leopalace21 Corp..................................... 31,200  223,566
    Life Corp............................................  2,800   82,239
    Linical Co., Ltd.....................................    200    2,984
#   Link And Motivation, Inc............................. 13,100   29,432
    Maeda Kosen Co., Ltd.................................  1,300   13,986
    Maeda Road Construction Co., Ltd.....................  7,000  132,527
    Mandom Corp..........................................    100    4,410
#   Mani, Inc............................................  3,000   60,995
    Maruha Nichiro Corp..................................  4,700  119,192
    Maruwa Unyu Kikan Co., Ltd...........................  1,100   31,371
#   Marvelous, Inc.......................................  4,000   30,710
    Matsui Construction Co., Ltd.........................  3,000   38,000
    Matsui Securities Co., Ltd...........................  6,900   60,451
#   Matsuya Co., Ltd.....................................  4,100   31,098
    Matsuya Foods Co., Ltd...............................  1,200   33,500
#   MEC Co., Ltd.........................................  2,800   24,614
#   Medical System Network Co., Ltd......................  1,900   10,069
    Megmilk Snow Brand Co., Ltd..........................  3,400  117,751
    Meidensha Corp....................................... 23,000   78,694
    Meiji Shipping Co., Ltd..............................  5,700   17,350
    Meiko Network Japan Co., Ltd.........................  2,100   22,440
    Meitec Corp..........................................  3,800  126,488
    Micronics Japan Co., Ltd.............................  3,800   33,565

                                     1930

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
JAPAN -- (Continued)
    Mie Kotsu Group Holdings, Inc........................  6,300 $ 22,976
    Milbon Co., Ltd......................................  1,280   55,166
    Ministop Co., Ltd....................................    900   15,114
    Miroku Jyoho Service Co., Ltd........................  3,700   48,995
    Mitani Sekisan Co., Ltd..............................    700   14,304
    Mitsuba Corp.........................................  3,400   40,176
    Mitsubishi Nichiyu Forklift Co., Ltd.................  2,800   15,048
#   Mitsubishi Pencil Co., Ltd...........................  2,300  112,135
#   Mitsubishi Research Institute, Inc...................  1,100   34,087
    Mitsubishi Shokuhin Co., Ltd.........................    700   19,374
    Mochida Pharmaceutical Co., Ltd......................    200   15,250
#   Monogatari Corp. (The)...............................    300   15,684
#   MORESCO Corp.........................................  1,000   11,846
#   Morinaga & Co., Ltd.................................. 24,000  158,293
    Morinaga Milk Industry Co., Ltd...................... 20,000  148,468
    Morita Holdings Corp.................................  1,900   26,053
    MTI, Ltd.............................................  4,000   26,647
    Musashi Seimitsu Industry Co., Ltd...................  2,300   47,282
    N Field Co., Ltd.....................................  1,300   20,925
#   Nachi-Fujikoshi Corp................................. 19,000   61,845
    Nagawa Co., Ltd......................................  1,100   37,744
    Nakanishi, Inc.......................................  3,300  113,892
    Natori Co., Ltd......................................    600    8,971
    NEC Networks & System Integration Corp...............  2,100   38,576
*   New Japan Radio Co., Ltd.............................  4,000   14,055
#   Next Co., Ltd........................................  6,100   58,773
#   Nexyz Group Corp.....................................  1,200   15,041
    Nichi-iko Pharmaceutical Co., Ltd....................  5,700  122,718
    Nichias Corp......................................... 11,000   88,921
    Nichiban Co., Ltd....................................  4,000   29,270
    Nichirei Corp........................................  8,000   76,338
    Nifco, Inc...........................................  2,200  123,555
#   Nihon Chouzai Co., Ltd...............................  1,200   52,104
    Nihon House Holdings Co., Ltd........................  7,400   25,299
    Nihon Kohden Corp....................................  1,900   52,613
    Nihon M&A Center, Inc................................  1,500   91,954
    Nihon Nohyaku Co., Ltd...............................  3,100   16,780
    Nihon Parkerizing Co., Ltd...........................  1,200   14,444
    Nihon Trim Co., Ltd..................................    400   27,022
    Nihon Unisys, Ltd....................................  9,100  124,040
    Nikkiso Co., Ltd.....................................  1,200    8,400
    Nippon Air Conditioning Services Co., Ltd............  3,200   16,804
    Nippon Chemiphar Co., Ltd............................  5,000   22,606
    Nippon Gas Co., Ltd..................................  4,700  111,622
    Nippon Kayaku Co., Ltd...............................  2,000   20,687
#   Nippon Parking Development Co., Ltd.................. 35,900   43,195
    Nippon Suisan Kaisha, Ltd............................ 33,600  166,785
    Nipro Corp........................................... 15,100  187,400
    Nishio Rent All Co., Ltd.............................  1,500   36,325
#   Nissei ASB Machine Co., Ltd..........................    800   14,459
    Nissei Build Kogyo Co., Ltd..........................  6,000   32,954
#   Nissha Printing Co., Ltd.............................  3,000   59,386
    Nissin Electric Co., Ltd.............................  4,500   77,379

                                     1931

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------- --------
JAPAN -- (Continued)
    Nissin Kogyo Co., Ltd................................   1,300 $ 19,257
    Nitto Boseki Co., Ltd................................  14,000   50,744
    Nitto Kogyo Corp.....................................   2,600   35,605
#   Nittoc Construction Co., Ltd.........................   2,300   10,215
    NOF Corp.............................................  12,000  103,511
    Nohmi Bosai, Ltd.....................................   3,000   45,011
    Nojima Corp..........................................   2,900   50,518
#   Nomura Co., Ltd......................................   5,100   76,352
    NS Solutions Corp....................................   4,200   79,293
    Nuflare Technology, Inc..............................     300   14,376
    Obara Group, Inc.....................................   1,700   69,993
    Obayashi Road Corp...................................   2,000   14,174
    Ohashi Technica, Inc.................................   1,000   12,048
    Ohsho Food Service Corp..............................   1,700   64,946
    Okamoto Industries, Inc..............................   6,000   61,762
    Oki Electric Industry Co., Ltd....................... 109,000  148,180
    Okinawa Cellular Telephone Co........................   1,400   43,290
    OKUMA Corp...........................................  18,000  136,929
#   Ootoya Holdings Co., Ltd.............................     800   14,984
    Open House Co., Ltd..................................   3,000   85,189
#   OSG Corp.............................................   9,500  158,264
    OSJB Holdings Corp...................................  12,500   25,095
    Outsourcing, Inc.....................................   1,200   45,026
    Pack Corp. (The).....................................   1,500   41,371
#   Pal Co., Ltd.........................................   1,700   39,941
    Paramount Bed Holdings Co., Ltd......................     600   22,784
#   Pasona Group, Inc....................................   2,300   15,002
    PC Depot Corp........................................   3,500   46,209
    Penta-Ocean Construction Co., Ltd....................  35,500  215,853
    PIA Corp.............................................     600   12,721
    Pilot Corp...........................................   4,100  178,578
    Piolax, Inc..........................................     500   25,332
*   Pioneer Corp.........................................  30,100   54,721
    Plenus Co., Ltd......................................   2,500   44,548
#   Pressance Corp.......................................     800   35,566
#   Prestige International, Inc..........................   3,300   49,802
    Prima Meat Packers, Ltd..............................  24,000   76,367
    Proto Corp...........................................     700    7,947
    Qol Co., Ltd.........................................   2,100   30,102
    Raito Kogyo Co., Ltd.................................   5,300   62,156
*   Rasa Industries, Ltd.................................  10,000    9,519
    Raysum Co., Ltd......................................   2,000   14,303
    Relo Group, Inc......................................     600   93,624
    Renaissance, Inc.....................................   1,100   13,056
#   Ringer Hut Co., Ltd..................................   2,200   50,556
    Riso Kyoiku Co., Ltd.................................   2,500   11,078
    Rohto Pharmaceutical Co., Ltd........................  11,500  198,513
    Rokko Butter Co., Ltd................................   1,400   31,622
    Roland DG Corp.......................................   1,500   31,192
    Round One Corp.......................................   7,400   50,026
    Royal Holdings Co., Ltd..............................   3,500   65,507
#   S Foods, Inc.........................................   1,700   45,714
    Sac's Bar Holdings, Inc..............................   2,600   27,708

                                     1932

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------- --------
JAPAN -- (Continued)
    Saizeriya Co., Ltd...................................   3,800 $ 84,783
    Sakai Moving Service Co., Ltd........................   1,600   38,932
    Sakata INX Corp......................................   4,100   52,177
    San-A Co., Ltd.......................................   2,500  124,832
    Sanken Electric Co., Ltd.............................   5,000   17,596
    Sankyu, Inc..........................................  33,000  187,146
#   Sanrio Co., Ltd......................................   6,100  108,240
    Sanwa Holdings Corp..................................  24,400  253,694
    Sapporo Holdings, Ltd................................   7,400  207,487
    Sato Holdings Corp...................................   3,400   77,905
    SBS Holdings, Inc....................................   1,700   11,741
    SCREEN Holdings Co., Ltd.............................   5,000   59,229
    Seikitokyu Kogyo Co., Ltd............................   6,400   32,228
    Seiko Holdings Corp..................................  13,000   42,592
    Seiren Co., Ltd......................................   6,300   61,315
#   Senko Co., Ltd.......................................  11,000   68,916
    Septeni Holdings Co., Ltd............................   3,200  101,456
    Seria Co., Ltd.......................................   2,600  211,876
    Shibuya Corp.........................................   1,900   34,372
    Shinnihon Corp.......................................   6,000   53,562
#   Shinoken Group Co., Ltd..............................   2,300   49,939
    Shinwa Co., Ltd......................................     400    6,220
    Ship Healthcare Holdings, Inc........................   5,200  157,283
    Shoei Co., Ltd.......................................   1,200   19,865
    Showa Sangyo Co., Ltd................................  11,000   52,720
#   Siix Corp............................................   2,200   81,004
    Sinko Industries, Ltd................................   2,400   27,683
    SKY Perfect JSAT Holdings, Inc.......................   2,900   12,781
    SMK Corp.............................................   4,000   13,400
    SMS Co., Ltd.........................................   2,200   51,954
    Software Service, Inc................................     300   12,528
    Sogo Medical Co., Ltd................................   1,200   45,914
#   Sparx Group Co., Ltd.................................  16,500   29,328
    SRA Holdings.........................................     800   17,145
    St Marc Holdings Co., Ltd............................   2,400   72,210
    Starts Corp., Inc....................................   3,800   76,096
    Starzen Co., Ltd.....................................     400   16,012
    Stella Chemifa Corp..................................   1,100   39,526
    Studio Alice Co., Ltd................................   1,300   29,110
    Sumco Corp...........................................  21,800  161,918
#   Sumida Corp..........................................   1,500   12,825
    Sumitomo Densetsu Co., Ltd...........................     800    8,991
    Sumitomo Mitsui Construction Co., Ltd................ 118,900  108,152
    Sumitomo Osaka Cement Co., Ltd.......................  42,000  200,446
    Sun Frontier Fudousan Co., Ltd.......................   1,900   18,727
    Systena Corp.........................................   3,300   54,433
    T-Gaia Corp..........................................   4,800   73,496
#   Tabuchi Electric Co., Ltd............................   3,800   13,206
    Tadano, Ltd..........................................  14,000  135,078
    Taisei Lamick Co., Ltd...............................     600   17,121
    Taiyo Holdings Co., Ltd..............................   2,100   71,192
    Taiyo Yuden Co., Ltd.................................   8,900   79,166
    Takara Leben Co., Ltd................................  12,100   94,587

                                     1933

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES VALUE++
                                                          ------ --------
JAPAN -- (Continued)
    Takeuchi Manufacturing Co., Ltd......................  4,800 $ 63,714
    Tamron Co., Ltd......................................    600    8,711
#   TASAKI & Co., Ltd....................................  2,500   30,257
    TechMatrix Corp......................................    900   20,392
    Techno Medica Co., Ltd...............................    900   13,923
    TechnoPro Holdings, Inc..............................  3,500  119,635
#   Tecnos Japan, Inc....................................    100    1,997
    TIS, Inc.............................................  7,700  198,806
    Tobishima Corp....................................... 29,600   54,068
    Tocalo Co., Ltd......................................  1,600   31,627
    Togami Electric Manufacturing Co., Ltd...............  5,000   19,789
    Toho Co., Ltd........................................    900   21,014
    Toho Holdings Co., Ltd...............................  4,500  100,981
#   Toho Titanium Co., Ltd...............................  3,300   20,726
    Tokai Corp...........................................  1,400   47,640
#   TOKAI Holdings Corp..................................  8,100   52,926
    Token Corp...........................................  1,140   95,314
    Tokyo Dome Corp......................................  9,500   84,977
    Tokyo Individualized Educational Institute, Inc......  3,400   20,522
#   Tokyo Rope Manufacturing Co., Ltd.................... 15,000   24,558
    Tokyo Seimitsu Co., Ltd..............................  3,700   86,940
    Tokyo Steel Manufacturing Co., Ltd................... 10,900   76,987
    Tokyu Construction Co., Ltd..........................  8,400   87,901
#   Tomy Co., Ltd........................................ 10,700   96,318
#   Topcon Corp.......................................... 12,100  115,739
    Topre Corp...........................................  3,500   79,893
    Toridoll.corp........................................  2,300   67,075
*   Toshiba TEC Corp..................................... 15,000   51,856
    Tosho Co., Ltd.......................................    800   35,208
    Totetsu Kogyo Co., Ltd...............................  3,500  110,717
    Tow Co., Ltd.........................................  2,400   14,263
    Towa Pharmaceutical Co., Ltd.........................  1,100   59,909
    Toyo Construction Co., Ltd...........................  7,600   38,921
    Toyo Engineering Corp................................ 14,000   45,072
    Toyo Tire & Rubber Co., Ltd.......................... 10,900  109,154
    Toyobo Co., Ltd...................................... 91,000  171,807
    TPR Co., Ltd.........................................  2,800   59,369
    Trancom Co., Ltd.....................................  1,000   64,412
    TS Tech Co., Ltd.....................................  5,300  120,679
    Tsubakimoto Chain Co................................. 15,000  101,912
    Tsukada Global Holdings, Inc.........................  3,000   21,258
    Tsukui Corp..........................................  3,200   50,531
    Tsumura & Co.........................................    700   19,755
    Ulvac, Inc...........................................  5,300  164,210
    United Arrows, Ltd...................................  2,900   80,826
    United Super Markets Holdings, Inc...................  4,400   42,464
    Unizo Holdings Co., Ltd..............................  1,300   46,384
*   Usen Corp............................................ 15,150   47,439
*   UT Group Co., Ltd....................................  2,900   12,855
    V Technology Co., Ltd................................    400   52,014
    Valor Holdings Co., Ltd..............................  3,900  106,781
    Vector, Inc..........................................    800   23,664
    VT Holdings Co., Ltd................................. 10,500   55,516

                                     1934

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------ -----------
JAPAN -- (Continued)
#   W-Scope Corp.........................................  1,900 $    43,102
#   Wacom Co., Ltd....................................... 20,000      81,404
    Warabeya Nichiyo Co., Ltd............................  1,700      35,796
#   WATAMI Co., Ltd......................................  1,500      15,672
    Weathernews, Inc.....................................  1,500      46,265
    Wellnet Corp.........................................  1,600      27,840
#   West Holdings Corp...................................  1,300       8,526
    WIN-Partners Co., Ltd................................  1,100      16,349
    Wowow, Inc...........................................    800      21,601
    Yahagi Construction Co., Ltd.........................  2,700      24,438
#   Yamaichi Electronics Co., Ltd........................  1,200       9,000
    Yamazen Corp.........................................  4,800      41,226
    Yaoko Co., Ltd.......................................  1,800      84,001
#   Yomiuri Land Co., Ltd................................  3,000      13,631
    Yuasa Trading Co., Ltd...............................  1,499      32,919
    Zenkoku Hosho Co., Ltd...............................  1,700      67,237
    Zenrin Co., Ltd......................................  2,200      40,028
    Zensho Holdings Co., Ltd............................. 11,900     190,882
    Zojirushi Corp.......................................  3,000      49,185
    Zuiko Corp...........................................    300      12,212
                                                                 -----------
TOTAL JAPAN..............................................         26,965,300
                                                                 -----------
NETHERLANDS -- (1.5%)
    Aalberts Industries NV............................... 13,450     446,573
    Accell Group.........................................  2,155      55,954
    AMG Advanced Metallurgical Group NV..................  1,976      28,307
    Amsterdam Commodities NV.............................  2,241      57,266
    BE Semiconductor Industries NV.......................  4,806     142,715
    Beter Bed Holding NV.................................  2,278      52,189
    Corbion NV...........................................  7,514     180,798
    IMCD Group NV........................................    168       7,126
    Kendrion NV..........................................  1,589      42,697
    Koninklijke Vopak NV.................................  8,125     417,721
    Nederland Apparatenfabriek...........................    477      15,535
    Refresco Group NV....................................  4,739      74,025
    Sligro Food Group NV.................................  3,130     119,272
    TKH Group NV.........................................  4,908     179,079
    Wessanen.............................................  8,080      98,529
                                                                 -----------
TOTAL NETHERLANDS........................................          1,917,786
                                                                 -----------
NEW ZEALAND -- (1.3%)
*   a2 Milk Co., Ltd..................................... 86,157     122,528
    EBOS Group, Ltd......................................  1,927      22,988
    Fisher & Paykel Healthcare Corp., Ltd................ 84,086     637,548
    Freightways, Ltd..................................... 21,627     105,217
    Mainfreight, Ltd..................................... 10,881     135,510
    NZX, Ltd............................................. 30,863      22,751
    Port of Tauranga, Ltd................................  2,489      35,201
    Restaurant Brands New Zealand, Ltd................... 10,843      42,722
    SKYCITY Entertainment Group, Ltd..................... 90,144     329,656
    Summerset Group Holdings, Ltd........................ 10,912      37,366
    Trade Me Group, Ltd..................................  7,754      28,717

                                     1935

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
NEW ZEALAND -- (Continued)
    Warehouse Group, Ltd. (The)..........................  3,001 $    6,073
    Z Energy, Ltd........................................ 21,911    135,691
                                                                 ----------
TOTAL NEW ZEALAND........................................         1,661,968
                                                                 ----------
NORWAY -- (0.9%)
    ABG Sundal Collier Holding ASA....................... 28,711     17,449
    AF Gruppen ASA.......................................     19        352
    Atea ASA.............................................  5,625     58,832
    Austevoll Seafood ASA................................  7,397     65,226
    Bakkafrost P/F.......................................  4,006    156,076
    Borregaard ASA.......................................  8,596     69,364
*   Det Norske Oljeselskap ASA...........................  8,745    111,766
    Ekornes ASA..........................................  1,958     23,209
    Grieg Seafood ASA....................................  2,031     13,511
*   Hexagon Composites ASA...............................  6,731     20,386
*   Kongsberg Automotive ASA............................. 26,375     18,347
#*  Nordic Semiconductor ASA............................. 17,044     76,899
#*  Norwegian Air Shuttle ASA............................  1,839     66,104
#   Opera Software ASA...................................  5,602     35,217
    Protector Forsikring ASA.............................  5,629     48,420
    Salmar ASA...........................................  2,503     78,056
    Tomra Systems ASA.................................... 14,249    156,051
    Veidekke ASA.........................................  8,895    113,011
                                                                 ----------
TOTAL NORWAY.............................................         1,128,276
                                                                 ----------
PORTUGAL -- (0.2%)
    Altri SGPS SA........................................ 14,257     55,217
    CTT-Correios de Portugal SA..........................  2,221     18,616
    Navigator Co SA (The)................................  4,076     12,931
    NOS SGPS SA.......................................... 20,994    140,491
                                                                 ----------
TOTAL PORTUGAL...........................................           227,255
                                                                 ----------
SINGAPORE -- (1.0%)
    Boustead Singapore, Ltd.............................. 31,700     18,894
    Breadtalk Group, Ltd................................. 10,600      8,878
    CSE Global, Ltd...................................... 16,000      5,433
#   CWT, Ltd............................................. 26,000     40,786
*   Del Monte Pacific, Ltd............................... 78,600     21,214
    Delfi, Ltd........................................... 46,100     85,122
*   Ezion Holdings, Ltd.................................. 73,294     16,633
    First Resources, Ltd................................. 63,100     76,302
    Innovalues, Ltd...................................... 10,500      7,332
    Japfa, Ltd........................................... 27,800     16,983
    M1, Ltd.............................................. 51,000     99,999
    Mandarin Oriental International, Ltd.................    800      1,082
*   Nam Cheong, Ltd...................................... 80,000      4,023
    Olam International, Ltd..............................  8,400     11,957
    Oxley Holdings, Ltd.................................. 21,900      6,388
    Q&M Dental Group Singapore, Ltd...................... 40,500     21,177
    QAF, Ltd.............................................  9,300      7,785
    Raffles Medical Group, Ltd........................... 97,806    114,918
    Riverstone Holdings, Ltd............................. 29,200     19,496

                                     1936

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
SINGAPORE -- (Continued)
    SATS, Ltd............................................  81,900 $  267,059
    Sheng Siong Group, Ltd...............................  45,000     33,095
    SIA Engineering Co., Ltd.............................   4,400     12,143
    Singapore Post, Ltd.................................. 211,500    226,785
    Super Group, Ltd.....................................  43,400     26,015
    Venture Corp., Ltd...................................  21,900    145,528
                                                                  ----------
TOTAL SINGAPORE..........................................          1,295,027
                                                                  ----------
SPAIN -- (1.9%)
    Atresmedia Corp de Medios de Comunicacion SA.........   7,692     80,556
#   Bolsas y Mercados Espanoles SHMSF SA.................  11,465    344,490
    Cia de Distribucion Integral Logista Holdings SA.....   5,495    132,631
    Cie Automotive SA....................................   6,425    124,782
    Distribuidora Internacional de Alimentacion SA.......  86,347    538,534
    Mediaset Espana Comunicacion SA......................  22,852    262,641
    Prosegur Cia de Seguridad SA.........................  36,188    246,032
    Tecnicas Reunidas SA.................................   1,609     49,897
    Viscofan SA..........................................   5,345    285,955
    Zardoya Otis SA......................................  24,937    244,753
                                                                  ----------
TOTAL SPAIN..............................................          2,310,271
                                                                  ----------
SWEDEN -- (2.5%)
    AAK AB...............................................   1,279     94,558
*   AddLife AB...........................................   2,442     35,787
    AddTech AB Class B...................................   7,817    112,985
    Avanza Bank Holding AB...............................   2,967    106,125
    Betsson AB...........................................   3,118     29,247
    Bilia AB Class A.....................................   5,295    135,774
    BioGaia AB Class B...................................   1,635     46,907
    Byggmax Group AB.....................................   7,122     51,602
    Clas Ohlson AB Class B...............................   4,857     81,036
    Concentric AB........................................   4,270     52,158
*   Doro AB..............................................   3,437     22,096
    Fagerhult AB.........................................   1,236     28,304
    Hexpol AB............................................  14,796    131,646
    HIQ International AB.................................   4,049     25,563
    Indutrade AB.........................................  12,957    274,001
#   Intrum Justitia AB...................................   9,785    314,121
    ITAB Shop Concept AB Class B.........................   4,164     34,814
    JM AB................................................   8,640    224,024
    Lagercrantz Group AB Class B.........................   8,502     80,490
    Loomis AB Class B....................................   5,560    160,397
#   Mycronic AB..........................................   9,499    110,170
    NetEnt AB............................................  22,218    188,031
    Nibe Industrier AB Class B...........................   9,130     78,418
    Nobia AB.............................................  13,178    123,777
*   Oriflame Holding AG..................................     720     18,546
    Proact IT Group AB...................................   1,363     20,391
    RaySearch Laboratories AB............................   3,468     53,833
#*  SAS AB...............................................  11,076     21,738
    Scandi Standard AB...................................   2,868     21,606
    Sectra AB Class B....................................   2,080     32,305

                                     1937

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------ ----------
SWEDEN -- (Continued)
    Sweco AB Class B.....................................     79 $    1,448
    Unibet Group P.L.C................................... 31,196    317,708
    Vitrolife AB.........................................  1,270     72,438
                                                                 ----------
TOTAL SWEDEN.............................................         3,102,044
                                                                 ----------
SWITZERLAND -- (4.6%)
*   AFG Arbonia-Forster Holding AG.......................  6,135     96,795
    ams AG...............................................  9,256    306,885
    APG SGA SA...........................................    186     79,051
    Ascom Holding AG.....................................  5,479     93,575
    Autoneum Holding AG..................................    405    114,010
    Belimo Holding AG....................................     59    187,044
#   Bossard Holding AG Class A...........................    829    100,864
    Bucher Industries AG.................................    708    175,813
    Burckhardt Compression Holding AG....................    366    109,625
    Burkhalter Holding AG................................    471     65,363
    Cembra Money Bank AG.................................  2,733    196,206
    Clariant AG.......................................... 16,964    295,074
    Coltene Holding AG...................................    294     21,638
*   COSMO Pharmaceuticals NV.............................    622    100,193
    Daetwyler Holding AG.................................    174     23,331
    DKSH Holding AG......................................    797     56,306
    dorma+kaba Holding AG Class B........................    463    338,023
    Emmi AG..............................................    176    113,410
    Feintool International Holding AG....................    104     10,922
    Forbo Holding AG.....................................    114    145,810
*   Gategroup Holding AG.................................  3,677    196,142
    Georg Fischer AG.....................................    538    438,525
    Implenia AG..........................................    793     53,939
    Inficon Holding AG...................................    308    112,821
    Interroll Holding AG.................................     78     79,159
    Kardex AG............................................    822     82,542
    Kudelski SA..........................................    648     13,802
    LEM Holding SA.......................................     97     85,852
*   LifeWatch AG.........................................    805      9,136
    Logitech International SA............................  3,139     62,664
    Mobilezone Holding AG................................  1,731     22,240
    OC Oerlikon Corp. AG.................................  4,085     38,229
    Panalpina Welttransport Holding AG...................  1,485    201,006
    Rieter Holding AG....................................    397     83,652
    Schaffner Holding AG.................................     87     20,163
    Straumann Holding AG.................................  1,463    558,540
    Sunrise Communications Group AG......................  2,993    193,379
    Temenos Group AG.....................................  8,423    520,858
    U-Blox AG............................................    777    196,642
    VZ Holding AG........................................    276     82,415
    Ypsomed Holding AG...................................    348     69,026
                                                                 ----------
TOTAL SWITZERLAND........................................         5,750,670
                                                                 ----------
UNITED KINGDOM -- (16.0%)
    4imprint Group P.L.C.................................  2,544     47,897
    888 Holdings P.L.C................................... 22,456     66,941

                                     1938

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------- --------
UNITED KINGDOM -- (Continued)
    A.G. Barr P.L.C......................................  14,666 $104,808
    Arrow Global Group P.L.C.............................   2,725    7,964
    Ashmore Group P.L.C..................................  47,208  208,004
    AVEVA Group P.L.C....................................   2,256   56,519
    Avon Rubber P.L.C....................................   3,793   42,645
    B&M European Value Retail SA.........................  70,968  241,554
    Berendsen P.L.C......................................  23,844  402,688
    Booker Group P.L.C................................... 230,608  530,908
    Brewin Dolphin Holdings P.L.C........................  34,230  114,504
    British Polythene Industries P.L.C...................   2,094   27,295
    Britvic P.L.C........................................  33,633  278,400
    Card Factory P.L.C...................................  24,929  100,831
*   Carpetright P.L.C....................................   8,124   25,747
    Cineworld Group P.L.C................................   7,817   60,735
    Cobham P.L.C......................................... 121,963  276,515
    Computacenter P.L.C..................................   7,825   84,623
    Connect Group P.L.C..................................  33,092   68,571
    Costain Group P.L.C..................................   8,224   36,860
    Cranswick P.L.C......................................   5,398  167,034
    Daily Mail & General Trust P.L.C. Class A............  36,576  347,135
    Dairy Crest Group P.L.C..............................  17,390  138,811
    Dechra Pharmaceuticals P.L.C.........................   4,369   76,938
    Devro P.L.C..........................................  23,922   89,516
    Dignity P.L.C........................................   6,156  219,971
    Diploma P.L.C........................................  16,083  181,277
    Domino's Pizza Group P.L.C...........................  67,785  355,989
    DS Smith P.L.C.......................................  99,755  517,358
    Dunelm Group P.L.C...................................  13,066  146,823
    E2V Technologies P.L.C...............................  15,158   47,016
    Electrocomponents P.L.C..............................  21,178   82,133
    Essentra P.L.C.......................................  18,272  117,242
    esure Group P.L.C....................................  38,988  134,846
    Euromoney Institutional Investor P.L.C...............   4,727   63,272
*   Evraz P.L.C..........................................  21,348   48,361
    FDM Group Holdings P.L.C.............................   7,986   63,929
    Fidessa Group P.L.C..................................   5,156  166,490
    Foxtons Group P.L.C..................................  19,863   28,908
    G4S P.L.C............................................ 130,678  321,984
    Go-Ahead Group P.L.C.................................   5,772  139,386
    Greencore Group P.L.C................................  55,759  241,647
    Greggs P.L.C.........................................  12,442  170,152
    GVC Holdings P.L.C...................................  35,110  293,118
    Halma P.L.C..........................................  50,035  694,030
    Hays P.L.C........................................... 190,554  299,754
    Henderson Group P.L.C................................  11,597   35,435
    Hill & Smith Holdings P.L.C..........................  10,600  150,321
    Hilton Food Group P.L.C..............................   6,752   53,304
    HomeServe P.L.C......................................  37,142  274,818
    Howden Joinery Group P.L.C...........................  97,053  554,960
    ICAP P.L.C...........................................  62,666  368,077
    IG Group Holdings P.L.C..............................  55,820  653,854
    IMI P.L.C............................................  35,096  497,949
    ITE Group P.L.C......................................  38,876   83,779

                                     1939

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES  VALUE++
                                                          ------- --------
UNITED KINGDOM -- (Continued)
    J D Wetherspoon P.L.C................................  10,600 $119,405
    James Fisher & Sons P.L.C............................   5,813  115,198
    Jardine Lloyd Thompson Group P.L.C...................  16,762  216,766
    JD Sports Fashion P.L.C..............................  10,014  166,528
    John Menzies P.L.C...................................   9,964   77,621
    Jupiter Fund Management P.L.C........................  47,924  268,028
*   KAZ Minerals P.L.C...................................  25,573   53,172
    KCOM Group P.L.C.....................................  77,811  113,177
    Kier Group P.L.C.....................................     233    3,308
    Ladbrokes P.L.C......................................  92,986  170,634
*   Liberty Global P.L.C. LiLAC Class A..................      42    1,429
*   Liberty Global P.L.C. LiLAC Class C..................     101    3,542
    LSL Property Services P.L.C..........................   5,711   17,404
    Marshalls P.L.C......................................  27,693  100,126
    McBride P.L.C........................................  32,642   70,346
    Micro Focus International P.L.C......................  12,498  320,325
    Mitie Group P.L.C....................................   6,321   20,837
    Moneysupermarket.com Group P.L.C.....................  56,928  224,884
    Morgan Advanced Materials P.L.C......................  44,716  161,767
*   Mothercare P.L.C.....................................   2,477    4,493
    NCC Group P.L.C......................................   3,465   14,909
#*  Ocado Group P.L.C....................................  47,226  166,731
    OneSavings Bank P.L.C................................   4,812   13,060
    Oxford Instruments P.L.C.............................   6,880   65,149
    Pagegroup P.L.C......................................  35,512  158,932
    PayPoint P.L.C.......................................   1,779   23,190
    Photo-Me International P.L.C.........................  34,563   70,905
    Premier Farnell P.L.C................................  54,733  140,852
    Provident Financial P.L.C............................   2,048   73,444
    PZ Cussons P.L.C.....................................   3,886   17,471
    QinetiQ Group P.L.C..................................  75,249  223,447
    Rank Group P.L.C.....................................  16,061   47,199
    Rathbone Brothers P.L.C..............................   3,856   92,519
    Regus P.L.C..........................................  87,328  352,880
    Renishaw P.L.C.......................................   4,765  164,209
    Rentokil Initial P.L.C............................... 281,817  801,254
    Restaurant Group P.L.C. (The)........................  25,094  117,591
    Ricardo P.L.C........................................   7,438   75,371
    Rightmove P.L.C......................................  12,339  661,502
    Robert Walters P.L.C.................................   1,516    6,030
    Rotork P.L.C......................................... 115,181  331,255
    RPC Group P.L.C......................................      22      251
    Savills P.L.C........................................  14,308  132,351
    Senior P.L.C.........................................  23,437   63,529
    Servelec Group P.L.C.................................   3,605   11,646
    Spirax-Sarco Engineering P.L.C.......................  10,308  543,039
    SSP Group P.L.C......................................  44,166  187,221
    Stagecoach Group P.L.C...............................  51,434  137,928
    Sthree P.L.C.........................................  14,607   49,705
    SuperGroup P.L.C.....................................   4,294   90,232
    Synthomer P.L.C......................................  37,637  182,113
    TalkTalk Telecom Group P.L.C.........................  62,607  189,721
    Tarsus Group P.L.C...................................   4,957   17,869

                                     1940

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                         SHARES    VALUE++
                                                         ------- ------------
UNITED KINGDOM -- (Continued)
      Ted Baker P.L.C...................................   4,049 $    126,134
      Telecom Plus P.L.C................................   7,267      100,134
*     Thomas Cook Group P.L.C........................... 175,693      151,080
      Topps Tiles P.L.C.................................  21,718       34,494
      UDG Healthcare P.L.C..............................   1,173        9,029
      Ultra Electronics Holdings P.L.C..................   9,333      211,252
*     Vectura Group P.L.C...............................  21,682       42,776
      Victrex P.L.C.....................................  12,403      242,257
      WH Smith P.L.C....................................  16,288      329,726
      William Hill P.L.C................................  59,196      250,398
      WS Atkins P.L.C...................................  12,872      238,261
      Xaar P.L.C........................................   2,702       17,762
      XP Power, Ltd.....................................   1,957       41,921
      Zoopla Property Group P.L.C.......................  17,947       69,759
                                                                 ------------
TOTAL UNITED KINGDOM....................................           19,927,104
                                                                 ------------
TOTAL COMMON STOCKS.....................................          113,822,094
                                                                 ------------
PREFERRED STOCKS -- (0.7%)

GERMANY -- (0.7%)
      Fuchs Petrolub SE.................................   8,841      373,311
      Jungheinrich AG...................................   4,875      148,697
      Sartorius AG......................................   3,844      307,355
      Sixt SE...........................................     604       24,833
      Villeroy & Boch AG................................   1,484       22,628
                                                                 ------------
TOTAL GERMANY...........................................              876,824
                                                                 ------------
TOTAL PREFERRED STOCKS..................................              876,824
                                                                 ------------
RIGHTS/WARRANTS -- (0.0%)

SPAIN -- (0.0%)
*     Zardoya Otis SA Rights 08/05/16...................  24,937       10,037
                                                                 ------------
TOTAL INVESTMENT SECURITIES.............................          114,708,955
                                                                 ------------

                                                                   VALUE+
                                                                 ------------
SECURITIES LENDING COLLATERAL -- (7.8%)
(S)@  DFA Short Term Investment Fund.................... 832,996    9,637,762
                                                                 ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $114,886,701)^^.....         $124,346,717
                                                                 ============

                                     1941

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                   LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                 ----------- ------------ ------- ------------
Common Stocks
   Australia....................          -- $  7,998,257   --    $  7,998,257
   Austria......................          --      935,058   --         935,058
   Belgium......................          --    2,099,857   --       2,099,857
   Canada....................... $11,179,345           --   --      11,179,345
   Denmark......................          --    2,188,831   --       2,188,831
   Finland......................          --    3,151,235   --       3,151,235
   France.......................          --    6,185,190   --       6,185,190
   Germany......................     415,565    6,737,926   --       7,153,491
   Hong Kong....................      17,229    3,320,237   --       3,337,466
   Ireland......................          --      566,210   --         566,210
   Israel.......................          --      533,964   --         533,964
   Italy........................          --    4,207,489   --       4,207,489
   Japan........................          --   26,965,300   --      26,965,300
   Netherlands..................          --    1,917,786   --       1,917,786
   New Zealand..................          --    1,661,968   --       1,661,968
   Norway.......................          --    1,128,276   --       1,128,276
   Portugal.....................          --      227,255   --         227,255
   Singapore....................          --    1,295,027   --       1,295,027
   Spain........................          --    2,310,271   --       2,310,271
   Sweden.......................          --    3,102,044   --       3,102,044
   Switzerland..................     196,142    5,554,528   --       5,750,670
   United Kingdom...............       4,971   19,922,133   --      19,927,104
Preferred Stocks
   Germany......................          --      876,824   --         876,824
Rights/Warrants
   Spain........................          --       10,037   --          10,037
Securities Lending Collateral...          --    9,637,762   --       9,637,762
                                 ----------- ------------   --    ------------
TOTAL........................... $11,813,252 $112,533,465   --    $124,346,717
                                 =========== ============   ==    ============

                                     1942

                       DFA SOCIAL FIXED INCOME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)



                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
AGENCY OBLIGATIONS -- (3.8%)
Federal Home Loan Bank
    1.875%, 03/13/20.........................................  $440  $  453,125
    5.750%, 06/12/26.........................................   200     269,948
Federal Home Loan Mortgage Corporation
    5.000%, 02/16/17.........................................   100     102,424
    1.000%, 07/28/17.........................................   100     100,363
Federal National Mortgage Association
    1.875%, 09/18/18.........................................   220     225,059
    6.250%, 05/15/29.........................................   180     263,553
    6.625%, 11/15/30.........................................   100     154,073
                                                                     ----------
TOTAL AGENCY OBLIGATIONS.....................................         1,568,545
                                                                     ----------
BONDS -- (51.8%)
21st Century Fox America, Inc.
    3.000%, 09/15/22.........................................   180     188,871
ABB Finance USA, Inc.
    2.875%, 05/08/22.........................................   100     104,896
Aetna, Inc.
    3.500%, 11/15/24.........................................    50      53,467
Aflac, Inc.
    3.250%, 03/17/25.........................................    50      52,531
Ahold Finance USA LLC
    6.875%, 05/01/29.........................................    40      52,705
Amazon.com, Inc.
    2.600%, 12/05/19.........................................   100     104,515
American Express Co.
    2.650%, 12/02/22.........................................    50      51,171
American Express Credit Corp.
    2.250%, 05/05/21.........................................   150     153,260
American Honda Finance Corp.
    2.125%, 10/10/18.........................................    45      46,110
American International Group, Inc.
    4.125%, 02/15/24.........................................    50      53,803
    3.750%, 07/10/25.........................................   150     156,411
Ameriprise Financial, Inc.
    4.000%, 10/15/23.........................................    30      33,004
Amgen, Inc.
    3.125%, 05/01/25.........................................   200     211,667
Analog Devices, Inc.
    3.900%, 12/15/25.........................................    33      35,324
Anthem, Inc.
    3.125%, 05/15/22.........................................    30      31,311
Aon P.L.C.
    3.500%, 06/14/24.........................................    75      78,286
Asian Development Bank
    2.000%, 01/22/25.........................................   150     154,635
AT&T, Inc.
    3.000%, 02/15/22.........................................    50      52,012
    3.950%, 01/15/25.........................................   150     161,972

                                                                 FACE
                                                                AMOUNT
                                                                (000)   VALUE+
                                                                ------ --------
Autodesk, Inc.
    3.600%, 12/15/22...........................................  $ 40  $ 41,107
    4.375%, 06/15/25...........................................   150   159,073
Automatic Data Processing, Inc.
    3.375%, 09/15/25...........................................   100   109,661
AutoZone, Inc.
    2.500%, 04/15/21...........................................    70    71,302
Bank Nederlandse Gemeenten NV
    1.375%, 03/19/18...........................................    50    50,330
Bank of America Corp.
    4.000%, 04/01/24...........................................    50    53,948
Bank of Montreal
    2.375%, 01/25/19...........................................   100   102,527
Bank of New York Mellon Corp. (The)
    3.650%, 02/04/24...........................................   100   110,655
Bank of Nova Scotia (The)
    2.050%, 10/30/18...........................................   100   101,522
BB&T Corp.
    2.450%, 01/15/20...........................................    75    77,326
Bed Bath & Beyond, Inc.
    3.749%, 08/01/24...........................................    75    78,074
Bemis Co., Inc.
    4.500%, 10/15/21...........................................   100   110,046
Berkshire Hathaway, Inc.
    3.125%, 03/15/26...........................................    50    53,238
Biogen, Inc.
    3.625%, 09/15/22...........................................   150   161,065
    4.050%, 09/15/25...........................................    50    54,755
BlackRock, Inc.
    3.375%, 06/01/22...........................................   100   108,332
BMW US Capital LLC
##  2.800%, 04/11/26...........................................    75    77,976
Boston Scientific Corp.
    6.000%, 01/15/20...........................................    55    62,578
BP Capital Markets P.L.C.
    2.315%, 02/13/20...........................................   150   153,811
    3.535%, 11/04/24...........................................    50    53,187
British Columbia, Province of Canada
    6.500%, 01/15/26...........................................   200   273,924
Brown & Brown, Inc.
    4.200%, 09/15/24...........................................    40    41,064
Burlington Northern Santa Fe LLC
    3.000%, 04/01/25...........................................    75    79,911
Canadian Pacific Railway Co.
    2.900%, 02/01/25...........................................    50    51,388
Capital One Financial Corp.
    3.750%, 04/24/24...........................................    50    52,944
Cardinal Health, Inc.
    4.625%, 12/15/20...........................................    75    84,103
Caterpillar Financial Services Corp.
    2.100%, 06/09/19...........................................   100   102,546

                                     1943

DFA SOCIAL FIXED INCOME PORTFOLIO
CONTINUED

                                                                 FACE
                                                                AMOUNT
                                                                (000)   VALUE+
                                                                ------ --------
CBS Corp.
    3.500%, 01/15/25...........................................  $ 50  $ 52,072
CenterPoint Energy Resources Corp.
    4.500%, 01/15/21...........................................    25    27,070
Chevron Corp.
    2.419%, 11/17/20...........................................    50    51,848
Chubb INA Holdings, Inc.
    3.350%, 05/15/24...........................................    50    54,054
Cisco Systems, Inc.
    2.200%, 02/28/21...........................................    50    51,666
Citigroup, Inc.
    3.875%, 10/25/23...........................................   180   194,503
CME Group, Inc.
    3.000%, 03/15/25...........................................    85    90,772
CMS Energy Corp.
    3.875%, 03/01/24...........................................    50    54,989
CNA Financial Corp.
    3.950%, 05/15/24...........................................   100   106,403
    4.500%, 03/01/26...........................................    30    32,534
Coca-Cola Co. (The)
    3.150%, 11/15/20...........................................    48    51,723
Colgate-Palmolive Co.
    3.250%, 03/15/24...........................................   100   111,462
Comerica, Inc.
    2.125%, 05/23/19...........................................    75    75,887
ConocoPhillips Co.
    3.350%, 11/15/24...........................................   200   200,928
Cooperatieve Rabobank UA
    3.875%, 02/08/22...........................................    50    54,652
Costco Wholesale Corp.
    1.700%, 12/15/19...........................................    30    30,510
CR Bard, Inc.
    3.000%, 05/15/26...........................................   200   205,814
CSX Corp.
    3.700%, 10/30/20...........................................    70    75,094
CVS Health Corp.
    3.875%, 07/20/25...........................................    67    74,427
Deere & Co.
    5.375%, 10/16/29...........................................    80   103,650
Deutsche Bank AG
    3.700%, 05/30/24...........................................    30    29,245
Discovery Communications LLC
    3.250%, 04/01/23...........................................    75    74,327
Dollar General Corp.
    3.250%, 04/15/23...........................................   100   105,156
Dominion Resources, Inc.
    3.625%, 12/01/24...........................................   100   106,645
Dow Chemical Co. (The)
    4.250%, 11/15/20...........................................   150   163,814
    3.000%, 11/15/22...........................................    30    31,168
Duke Energy Corp.
    3.750%, 04/15/24...........................................    75    81,790

                                                                 FACE
                                                                AMOUNT
                                                                (000)   VALUE+
                                                                ------ --------
eBay, Inc.
    2.600%, 07/15/22...........................................  $175  $176,249
Edwards Lifesciences Corp.
    2.875%, 10/15/18...........................................    75    76,677
EI du Pont de Nemours & Co.
    2.800%, 02/15/23...........................................   206   211,063
Electricite de France SA
##  2.350%, 10/13/20...........................................    30    30,865
Electronic Arts, Inc.
    4.800%, 03/01/26...........................................    50    54,994
Enterprise Products Operating LLC
    3.900%, 02/15/24...........................................   200   212,767
EOG Resources, Inc.
    5.875%, 09/15/17...........................................   100   104,756
ERAC USA Finance LLC
##  3.850%, 11/15/24...........................................   200   216,170
Eversource Energy
    2.500%, 03/15/21...........................................   100   103,214
Exelon Corp.
    2.450%, 04/15/21...........................................    75    76,563
Express Scripts Holding Co.
    3.900%, 02/15/22...........................................    75    81,302
Exxon Mobil Corp.
    2.222%, 03/01/21...........................................    50    51,575
FedEx Corp.
    2.625%, 08/01/22...........................................    50    51,790
Fidelity National Information Services, Inc.
    5.000%, 10/15/25...........................................    30    34,730
Fifth Third Bancorp
    3.500%, 03/15/22...........................................   200   211,627
Ford Motor Credit Co. LLC
    4.375%, 08/06/23...........................................   200   218,296
Georgia-Pacific LLC
    7.750%, 11/15/29...........................................    40    58,820
Gilead Sciences, Inc.
    4.500%, 04/01/21...........................................    30    33,705
    4.400%, 12/01/21...........................................   150   169,647
Goldcorp, Inc.
    3.625%, 06/09/21...........................................   190   199,003
Goldman Sachs Group, Inc. (The)
    7.500%, 02/15/19...........................................    50    57,078
Harley-Davidson Financial Services, Inc.
##  2.150%, 02/26/20...........................................   100   101,613
Harris Corp.
    1.999%, 04/27/18...........................................    75    75,499
Hartford Financial Services Group, Inc. (The)
    5.125%, 04/15/22...........................................    50    57,193
Hasbro, Inc.
    3.150%, 05/15/21...........................................    97   100,627

                                     1944

DFA SOCIAL FIXED INCOME PORTFOLIO
CONTINUED

                                                                 FACE
                                                                AMOUNT
                                                                (000)   VALUE+
                                                                ------ --------
Home Depot, Inc. (The)
    2.700%, 04/01/23...........................................  $ 75  $ 79,175
HSBC Holdings P.L.C.
    4.000%, 03/30/22...........................................    50    53,324
Huntington Bancshares, Inc.
    3.150%, 03/14/21...........................................    75    78,202
Hyatt Hotels Corp.
    3.375%, 07/15/23...........................................   100   104,288
Illinois Tool Works, Inc.
    3.500%, 03/01/24...........................................   100   110,517
Intel Corp.
    2.450%, 07/29/20...........................................    30    31,327
Intercontinental Exchange, Inc.
    4.000%, 10/15/23...........................................    30    32,764
International Business Machines Corp.
    1.875%, 05/15/19...........................................   100   102,129
International Paper Co.
    3.800%, 01/15/26...........................................    75    80,690
Janus Capital Group, Inc.
    4.875%, 08/01/25...........................................    75    81,587
JM Smucker Co. (The)
    3.500%, 03/15/25...........................................    70    75,899
JPMorgan Chase & Co.
    3.900%, 07/15/25...........................................    30    32,603
Kellogg Co.
    2.750%, 03/01/23...........................................    75    77,477
KeyCorp
    2.900%, 09/15/20...........................................    75    78,104
Kimberly-Clark Corp.
    2.400%, 06/01/23...........................................    50    52,167
Kohl's Corp.
    4.250%, 07/17/25...........................................    40    41,043
Kommunalbanken A.S.
    1.750%, 05/28/19...........................................   100   101,691
Koninklijke Philips NV
    5.750%, 03/11/18...........................................    75    80,216
Kroger Co. (The)
    3.850%, 08/01/23...........................................    50    55,239
Legg Mason, Inc.
    4.750%, 03/15/26...........................................    30    32,791
Lincoln National Corp.
    3.350%, 03/09/25...........................................    75    76,241
Loews Corp.
    2.625%, 05/15/23...........................................    50    50,659
Lowe's Cos., Inc.
    3.875%, 09/15/23...........................................    50    56,407
LyondellBasell Industries NV
    6.000%, 11/15/21...........................................   200   234,927
Macy's Retail Holdings, Inc.
    3.450%, 01/15/21...........................................    30    31,449
Manitoba, Province of Canada
    1.750%, 05/30/19...........................................   100   101,911

                                                                 FACE
                                                                AMOUNT
                                                                (000)   VALUE+
                                                                ------ --------
Marathon Petroleum Corp.
    3.625%, 09/15/24...........................................  $100  $ 99,433
Markel Corp.
    5.350%, 06/01/21...........................................    30    33,550
Marriott International, Inc.
    2.875%, 03/01/21...........................................   200   206,860
MasterCard, Inc.
    2.000%, 04/01/19...........................................    75    76,745
McDonald's Corp.
    2.750%, 12/09/20...........................................    30    31,428
    3.700%, 01/30/26...........................................   150   164,452
McKesson Corp.
    3.796%, 03/15/24...........................................    75    81,755
Mead Johnson Nutrition Co.
    4.125%, 11/15/25...........................................    48    52,800
Medtronic, Inc.
    3.125%, 03/15/22...........................................    50    53,438
MetLife, Inc.
    3.600%, 04/10/24...........................................    50    53,103
Mitsubishi UFJ Financial Group, Inc.
    3.850%, 03/01/26...........................................   200   219,180
Morgan Stanley
    5.500%, 07/28/21...........................................   100   114,839
    3.875%, 04/29/24...........................................    50    53,631
Mosaic Co. (The)
    4.250%, 11/15/23...........................................    50    54,089
MUFG Americas Holdings Corp.
    3.500%, 06/18/22...........................................   100   105,703
Nasdaq, Inc.
    4.250%, 06/01/24...........................................    75    80,232
National Australia Bank, Ltd.
    1.875%, 07/12/21...........................................   500   499,481
Nationwide Building Society
##  3.900%, 07/21/25...........................................   200   216,479
NetApp, Inc.
    2.000%, 12/15/17...........................................    30    30,162
NextEra Energy Capital Holdings, Inc.
    2.400%, 09/15/19...........................................   100   102,001
Nissan Motor Acceptance Corp.
##  2.550%, 03/08/21...........................................    75    77,386
Noble Energy, Inc.
    4.150%, 12/15/21...........................................   200   212,102
Nomura Holdings, Inc.
    2.750%, 03/19/19...........................................    40    41,032
NRW Bank
    1.875%, 07/01/19...........................................   100   101,629
Nucor Corp.
    4.000%, 08/01/23...........................................    20    21,780
Omnicom Group, Inc.
    3.650%, 11/01/24...........................................   100   107,060
Ontario, Province of Canada
    1.875%, 05/21/20...........................................    50    51,047

                                     1945

DFA SOCIAL FIXED INCOME PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT
                                                          (000)   VALUE+
                                                          ------ --------
Oracle Corp.
    1.200%, 10/15/17.....................................  $ 30  $ 30,128
    2.950%, 05/15/25.....................................   400   415,813
Packaging Corp. of America
    4.500%, 11/01/23.....................................   200   220,300
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
##  3.050%, 01/09/20.....................................    51    51,955
PepsiCo, Inc.
    2.750%, 03/05/22.....................................   100   105,744
PG&E Corp.
    2.400%, 03/01/19.....................................    75    76,645
Phillips 66
    4.300%, 04/01/22.....................................   200   219,246
PNC Funding Corp.
    3.300%, 03/08/22.....................................    75    80,283
Praxair, Inc.
    2.200%, 08/15/22.....................................    50    51,351
Precision Castparts Corp.
    1.250%, 01/15/18.....................................   100   100,426
Principal Financial Group, Inc.
    3.125%, 05/15/23.....................................   100   102,224
Prudential Financial, Inc.
    4.500%, 11/16/21.....................................   100   112,532
PSEG Power LLC
    5.125%, 04/15/20.....................................    30    33,129
QUALCOMM, Inc.
    3.450%, 05/20/25.....................................    75    81,095
Quebec, Province of Canada
    3.500%, 07/29/20.....................................    35    37,958
    7.500%, 09/15/29.....................................   500   764,172
Reinsurance Group of America, Inc.
    3.950%, 09/15/26.....................................   100   104,214
Rio Tinto Finance USA P.L.C.
    2.875%, 08/21/22.....................................   173   179,963
Royal Bank of Canada
    2.200%, 07/27/18.....................................   100   101,794
Santander UK P.L.C.
    4.000%, 03/13/24.....................................    50    54,474
Scripps Networks Interactive, Inc.
    3.500%, 06/15/22.....................................    50    52,197
Shell International Finance BV
    3.400%, 08/12/23.....................................    30    32,365
Sherwin-Williams Co. (The)
    1.350%, 12/15/17.....................................   100   100,237
Southern California Edison Co.
    6.650%, 04/01/29.....................................    65    86,937
Southern Power Co.
    4.150%, 12/01/25.....................................    50    54,319
St Jude Medical, Inc.
    3.250%, 04/15/23.....................................    50    52,003
Starbucks Corp.
    2.100%, 02/04/21.....................................   100   103,028


                                                            FACE
                                                           AMOUNT
                                                           (000)   VALUE+
                                                           ------ --------
Starwood Hotels & Resorts Worldwide, Inc.
     3.125%, 02/15/23.....................................  $ 50  $ 51,290
State Street Corp.
     4.375%, 03/07/21.....................................    75    83,779
Statoil ASA
     2.650%, 01/15/24.....................................   100   102,574
Stryker Corp.
     2.000%, 03/08/19.....................................    80    81,379
Sumitomo Mitsui Financial Group, Inc.
     2.934%, 03/09/21.....................................    30    31,267
Suncor Energy, Inc.
     3.600%, 12/01/24.....................................   200   210,040
SunTrust Banks, Inc.
     2.900%, 03/03/21.....................................    75    78,307
SVB Financial Group
     5.375%, 09/15/20.....................................   100   111,779
Sysco Corp.
     2.600%, 10/01/20.....................................    30    31,089
Target Corp.
     2.500%, 04/15/26.....................................    75    77,964
TCI Communications, Inc.
     7.875%, 02/15/26.....................................    40    57,306
TD Ameritrade Holding Corp.
     3.625%, 04/01/25.....................................    30    32,320
Telefonica Europe BV
     8.250%, 09/15/30.....................................    25    36,776
Thomson Reuters Corp.
     4.300%, 11/23/23.....................................   100   110,015
TIAA Asset Management Finance Co.
LLC
##   4.125%, 11/01/24.....................................    50    52,851
Time Warner, Inc.
     3.550%, 06/01/24.....................................   200   214,468
Toronto-Dominion Bank (The)
     2.125%, 04/07/21.....................................    50    50,904
Total Capital SA
     2.125%, 08/10/18.....................................   100   101,866
Total System Services, Inc.
     4.800%, 04/01/26.....................................    30    33,364
Toyota Motor Credit Corp.
     1.375%, 01/10/18.....................................    50    50,242
UBS Group Funding Jersey, Ltd.
##   4.125%, 09/24/25.....................................   200   211,192
United Parcel Service, Inc.
     2.450%, 10/01/22.....................................   100   104,669
United Technologies Corp.
     7.500%, 09/15/29.....................................    40    59,036
UnitedHealth Group, Inc.
     1.625%, 03/15/19.....................................    75    75,831
     3.750%, 07/15/25.....................................    70    77,911

                                     1946

DFA SOCIAL FIXED INCOME PORTFOLIO
CONTINUED


                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ -----------
US Bancorp
    3.700%, 01/30/24........................................ $   75 $    83,130
Verizon Communications, Inc.
    4.600%, 04/01/21........................................     30      33,881
    5.150%, 09/15/23........................................    150     175,896
Viacom, Inc.
    3.875%, 04/01/24........................................     50      51,366
Visa, Inc.
    3.150%, 12/14/25........................................     75      80,581
Wal-Mart Stores, Inc.
    2.550%, 04/11/23........................................    100     104,681
Walgreen Co.
    3.100%, 09/15/22........................................     50      52,436
Walgreens Boots Alliance, Inc.
    3.450%, 06/01/26........................................    150     157,174
Walt Disney Co. (The)
    2.150%, 09/17/20........................................     78      81,006
Wells Fargo & Co.
    3.000%, 02/19/25........................................     50      51,655
    3.000%, 04/22/26........................................    150     154,141
Westpac Banking Corp.
    2.250%, 07/30/18........................................    100     101,867
Wm Wrigley Jr Co.
##  2.900%, 10/21/19........................................     75      77,856
Wyndham Worldwide Corp.
    3.900%, 03/01/23........................................     40      41,385
Xilinx, Inc.
    3.000%, 03/15/21........................................    100     104,076
Zimmer Biomet Holdings, Inc.
    2.700%, 04/01/20........................................    100     102,147
Zoetis, Inc.
    1.875%, 02/01/18........................................     25      25,108
                                                                    -----------
TOTAL BONDS.................................................         21,195,731
                                                                    -----------
U.S. TREASURY OBLIGATIONS -- (44.4%)
U.S. Treasury Bonds
    6.250%, 08/15/23........................................  2,110   2,821,549
    6.625%, 02/15/27........................................    500     752,305
    5.250%, 02/15/29........................................    870   1,233,667
    6.125%, 08/15/29........................................    145     222,530
    6.250%, 05/15/30........................................    130     205,166
    5.375%, 02/15/31........................................    110     164,119
U.S. Treasury Notes
    0.875%, 03/31/18........................................  2,700   2,709,598
    2.000%, 07/31/20........................................  3,165   3,297,658
    1.250%, 03/31/21........................................  3,260   3,296,166

                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ -----------
    1.500%, 03/31/23........................................ $3,405 $ 3,456,075
TOTAL U.S. TREASURY OBLIGATIONS.............................         18,158,833
                                                                    -----------
TOTAL INVESTMENT SECURITIES.................................         40,923,109
                                                                    -----------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $40,470,536)^^......................................        $40,923,109
                                                                    ===========

                                     1947

DFA SOCIAL FIXED INCOME PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                        ---------------------------------------
                                        LEVEL 1    LEVEL 2   LEVEL 3    TOTAL
                                        -------  ----------- ------- -----------
Agency Obligations.....................   --     $ 1,568,545   --    $ 1,568,545
Bonds..................................   --      21,195,731   --     21,195,731
U.S. Treasury Obligations..............   --      18,158,833   --     18,158,833
                                          --     -----------   --    -----------
TOTAL..................................   --     $40,923,109   --    $40,923,109
                                          ==     ===========   ==    ===========

                                     1948

ORGANIZATION

DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. At July 31, 2016, the Fund consists of ninety-five operational portfolios, (the "Portfolios") all of which are included in this document. The Fund's advisor is Dimensional Fund Advisors LP (the "Advisor"). Some of the portfolios of the Fund are feeder funds in a master-feeder structure. The master funds are part of other entities that are also advised by the Advisor. The Schedules of Investments for the master funds have been included in this document.

SECURITY VALUATION

The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

.. Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

.. Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

.. Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

The Funds of Funds (DFA Global Real Estate Securities Portfolio, World ex U.S. Value Portfolio, International Small Company Portfolio, Selectively Hedged Global Equity Portfolio, Dimensional Retirement Income Fund, Dimensional 2045 Target Date Retirement Income Fund, Dimensional 2050 Target Date Retirement Income Fund, Dimensional 2055 Target Date Retirement Income Fund, Dimensional 2060 Target Date Retirement Income Fund, Dimensional 2005 Target Date Retirement Income Fund, Dimensional 2010 Target Date Retirement Income Fund, Dimensional 2015 Target Date Retirement Income Fund, Dimensional 2020 Target Date Retirement Income Fund, Dimensional 2025 Target Date Retirement Income Fund, Dimensional 2030 Target Date Retirement Income Fund, Dimensional 2035 Target Date Retirement Income Fund, Dimensional 2040 Target Date Retirement Income Fund, World Core Equity Portfolio, and DFA VA Global Moderate Allocation Portfolio) invest in the funds indicated on the Schedule of Investments ("Underlying Funds"). The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each Feeder Fund (U.S. Large Cap Value Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, LWAS/DFA International High Book to Market Portfolio and Tax-Managed U.S. Marketwide Value Portfolio) invests primarily in a corresponding master fund(s) ("Master Fund"). Shares held by the Portfolios in other investment companies (such as the Master Funds and the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Portfolios' investments in the series of The DFA Investment Trust Company or in Dimensional Emerging Markets Value Fund reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.

Securities held by the Domestic Equity Portfolios (U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, T.A. U.S. Core Equity 2 Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, U.S. Large Cap Equity Portfolio, U.S. Social Core Equity 2 Portfolio, CSTG&E U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, Tax Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, VA U.S. Targeted Value Portfolio, VA U.S. Large Value Portfolio, U.S. Large Cap Growth Portfolio and U.S. Small Cap Growth Portfolio) and the International Equity Portfolios (Large Cap International Portfolio, International Core Equity Portfolio, T.A. World ex U.S. Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, Emerging Markets Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, CSTG&E International Social Core Equity Portfolio, International Sustainability Core 1 Portfolio, Tax-Managed DFA International Value Portfolio, International Social Core Equity Portfolio, DFA International Value ex Tobacco Portfolio, VA International Value Portfolio, VA International Small Portfolio, International Large Cap Growth Portfolio and International Small Cap Growth Portfolio), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq

                                     1949
are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time International Equity Portfolios price their shares at the close of the NYSE, International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on International Equity Portfolios foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the International Equity Portfolios has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by International Equity Portfolios utilize data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Debt securities held by Enhanced U.S. Large Company Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income, DFA Intermediate Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA Intermediate-Term Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA California Intermediate-Term Municipal Bond Portfolio, DFA NY Municipal Bond Fund, VA Short-Term Fixed Portfolio, VA Global Bond Portfolio, VIT Inflation-Protected Securities Portfolio, DFA LTIP Portfolio, DFA Social Fixed Income Portfolio and DFA Commodity Strategy Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 in the hierarchy.

Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.

                                     1950

A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedules of Investments for the Portfolios (except for the Feeder Funds). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolios recognize transfers between the levels as of the end of the period. As of July 31, 2016, DFA International Real Estate Securities Portfolio had significant transfers of securities with a total of $56,362 (in thousands) that transferred from Level 1 to Level 2 because the fair market values of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE, which resulted in their Level 2 classification. Emerging Markets Core Equity Portfolio, World ex U.S. Targeted Value Portfolio, Emerging Markets Social Core Equity Portfolio, T.A. World Ex U.S. Core Equity Portfolio and World ex U.S. Core Equity Portfolio had significant transfers of securities with a total value of $1,517,550, $3,931, $92,411, $45,380 and $32,451 (in
thousands), respectively, that transferred from Level 2 to Level 1 because the fair value procedures were no longer applied. At October 31, 2015, the fair market values of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

FINANCIAL INSTRUMENTS

In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. TREASURY INFLATION-PROTECTED SECURITIES (TIPS): VIT Inflation-Protected Securities Portfolio, DFA Inflation-Protected Securities Portfolio, and DFA Short-Duration Real Return Portfolio may purchase TIPS, which are securities issued by the U.S. Treasury. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. In addition, the current market value of inflation-protected securities is not guaranteed and will fluctuate.

2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS

Summarized below are the specific types of derivative instruments used by the Portfolios.

3. FORWARD CURRENCY CONTRACTS: Certain Portfolios may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign-currency-denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions.

                                     1951

At July 31, 2016, the following Portfolios had outstanding forward currency contracts (amounts in thousands):

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

                                                                                             UNREALIZED
                                                                                   VALUE AT    FOREIGN
SETTLEMENT   CURRENCY                                                    CONTRACT  JULY 31,   EXCHANGE
DATE         AMOUNT**       CURRENCY              COUNTERPARTY            AMOUNT     2016    GAIN (LOSS)
----------  ----------  ---------------- ------------------------------- --------  --------  -----------
08/02/16        11,470  Denmark Krone    Citibank, N.A.                  $  1,720  $  1,724     $   4
08/02/16       (11,470) Denmark Krone    Citibank, N.A.                    (1,715)   (1,724)       (9)
08/31/16       (12,152) Denmark Krone    Citibank, N.A.                    (1,825)   (1,829)       (4)
08/08/16       (19,411) Euro             National Australia Bank Limited  (21,544)  (21,706)     (162)
08/04/16       (60,166) Hong Kong Dollar State Street Bank and Trust       (7,757)   (7,755)        2
08/05/16    (2,059,527) Japanese Yen     State Street Bank and Trust      (20,462)  (20,186)      276
08/18/16       (22,792) Swedish Krona    Bank of America Corp.             (2,665)   (2,666)       (1)

                                     1952

08/02/16    5,604  Swiss Franc       State Street Bank and Trust    5,716     5,783    67
08/02/16   (5,604) Swiss Franc       JP Morgan                     (5,751)   (5,783)  (32)
09/28/16   (5,871) Swiss Franc       State Street Bank and Trust   (6,004)   (6,076)  (72)
08/18/16  (10,861) UK Pound Sterling Citibank, N.A.               (14,366)  (14,378)  (12)
                                                                 --------  --------  ----
                                                                 $(74,653) $(74,596) $ 57
                                                                 ========  ========  ====

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

                                                                          UNREALIZED
                                                                VALUE AT    FOREIGN
SETTLEMENT  CURRENCY                                  CONTRACT  JULY 31,   EXCHANGE
DATE        AMOUNT**     CURRENCY       COUNTERPARTY   AMOUNT     2016    GAIN (LOSS)
----------  -------- ----------------- -------------- --------  --------  -----------
08/18/16      5,052  Canadian Dollar   Citibank, N.A. $  3,950  $  3,870     $(80)
08/18/16    (18,187) Canadian Dollar   JP Morgan       (14,141)  (13,931)     210
09/30/16     (3,003) UK Pound Sterling HSBC Bank        (4,041)   (3,978)      63
10/17/16     (3,232) UK Pound Sterling Citibank, N.A.   (4,287)   (4,283)       4
                                                      --------  --------     ----
                                                      $(18,519) $(18,322)    $197
                                                      ========  ========     ====

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

                                                                                UNREALIZED
                                                                       VALUE AT   FOREIGN
SETTLEMENT  CURRENCY                                          CONTRACT JULY 31,  EXCHANGE
DATE        AMOUNT**      CURRENCY          COUNTERPARTY       AMOUNT    2016   GAIN (LOSS)
----------  -------- ------------------ --------------------- -------- -------- -----------
09/06/16    125,149  Australian Dollar  Bank of America Corp. $ 91,801 $ 95,004   $3,203
08/05/16     60,009  New Zealand Dollar JP Morgan               42,677   43,332      655
08/08/16     66,862  New Zealand Dollar JP Morgan               48,167   48,273      106
                                                              -------- --------   ------
                                                              $182,645 $186,609   $3,964
                                                              ======== ========   ======

                                     1953

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

                                                                                          UNREALIZED
                                                                                VALUE AT    FOREIGN
SETTLEMENT  CURRENCY                                                 CONTRACT   JULY 31,   EXCHANGE
DATE        AMOUNT**      CURRENCY             COUNTERPARTY           AMOUNT      2016    GAIN (LOSS)
----------  --------  ----------------- --------------------------- ---------  ---------  -----------
08/04/16      14,584  Singapore Dollar  Citibank, N.A.              $  10,637  $  10,878    $  241
08/04/16     (14,584) Singapore Dollar  HSBC Bank                     (10,732)   (10,878)     (146)
08/08/16     127,597  Swedish Krona     Bank of America Corp.          14,815     14,916       101
08/08/16     110,227  Swedish Krona     UBS AG                         12,827     12,885        58
08/08/16    (237,823) Swedish Krona     Bank of America Corp.         (27,840)   (27,801)       39
08/09/16     235,657  Swedish Krona     UBS AG                         27,661     27,549      (112)
08/09/16     157,746  Swedish Krona     Morgan Stanley and Co.         19,108     18,441      (667)
08/09/16     158,325  Swedish Krona     RBS                            19,050     18,509      (541)
08/09/16     133,241  Swedish Krona     RBS                            15,422     15,576       154
08/09/16       1,797  Swedish Krona     Citibank, N.A.                    209        210         1
08/09/16    (686,767) Swedish Krona     State Street Bank and Trust   (84,619)   (80,285)    4,334
09/28/16      14,509  UK Pound Sterling Citibank, N.A.                 19,181     19,221        40
09/28/16     (57,596) UK Pound Sterling UBS AG                        (77,514)   (76,300)    1,214
09/29/16      21,760  UK Pound Sterling Citibank, N.A.                 28,676     28,828       152
09/29/16      21,282  UK Pound Sterling Citibank, N.A.                 28,252     28,194       (58)
09/29/16     (88,733) UK Pound Sterling Bank of America Corp.        (119,612)  (117,552)    2,060
09/30/16      21,498  UK Pound Sterling Citibank, N.A.                 28,173     28,481       308
09/30/16     (50,000) UK Pound Sterling UBS AG                        (67,287)   (66,240)    1,047
10/12/16     (33,016) UK Pound Sterling Citibank, N.A.                (44,085)   (43,750)      335
                                                                    ---------  ---------    ------
                                                                    $(207,678) $(199,118)   $8,560
                                                                    =========  =========    ======

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

                                                                                      UNREALIZED
                                                                            VALUE AT    FOREIGN
SETTLEMENT  CURRENCY                                              CONTRACT  JULY 31,   EXCHANGE
DATE        AMOUNT**     CURRENCY            COUNTERPARTY          AMOUNT     2016    GAIN (LOSS)
----------  --------  --------------- --------------------------- --------  --------  -----------
08/30/16       2,439  Canadian Dollar State Street Bank and Trust $  1,920  $  1,868     $(52)
08/30/16      (1,384) Canadian Dollar Citibank, N.A.                (1,064)   (1,060)       4
08/30/16      (1,929) Canadian Dollar Citibank, N.A.                (1,477)   (1,478)      (1)
08/30/16     (96,060) Canadian Dollar JP Morgan                    (73,706)  (73,586)     120
10/04/16    (191,129) Denmark Krone   ANZ Securities               (28,734)  (28,804)     (70)
09/29/16      (5,576) Euro            State Street Bank and Trust   (6,191)   (6,249)     (58)

                                     1954

09/29/16    (144,005) Euro              State Street Bank and Trust  (160,858)  (161,391)    (533)
10/13/16     (50,000) Euro              UBS AG                        (55,857)   (56,071)    (214)
10/14/16     (97,210) Euro              UBS AG                       (108,645)  (109,017)    (372)
09/30/16  (8,339,862) Japanese Yen      Barclays Capital              (81,459)   (81,920)    (461)
08/25/16     (90,112) Norwegian Krone   JP Morgan                     (10,654)   (10,681)     (27)
08/19/16        (243) Singapore Dollar  ANZ Securities                   (179)      (181)      (2)
08/19/16        (253) Singapore Dollar  State Street Bank and Trust      (188)      (189)      (1)
08/19/16     (23,288) Singapore Dollar  Bank of America Corp.         (16,831)   (17,367)    (536)
10/25/16    (302,917) Swedish Krona     UBS AG                        (35,118)   (35,548)    (430)
09/29/16      (1,450) UK Pound Sterling Bank of America Corp.          (1,922)    (1,921)       1
09/29/16      (1,567) UK Pound Sterling UBS AG                         (2,029)    (2,076)     (47)
09/29/16      (9,588) UK Pound Sterling Barclays Capital              (12,757)   (12,701)      56
10/12/16      (4,997) UK Pound Sterling State Street Bank and Trust    (6,608)    (6,622)     (14)
10/12/16     (97,573) UK Pound Sterling Citibank, N.A.               (130,286)  (129,292)     994
                                                                    ---------  ---------  -------
                                                                    $(732,643) $(734,286) $(1,643)
                                                                    =========  =========  =======

DFA TARGETED CREDIT PORTFOLIO

                                                                                     UNREALIZED
                                                                            VALUE AT   FOREIGN
SETTLEMENT  CURRENCY                                               CONTRACT JULY 31,  EXCHANGE
DATE        AMOUNT**     CURRENCY             COUNTERPARTY          AMOUNT    2016   GAIN (LOSS)
----------  -------- ----------------- --------------------------- -------- -------- -----------
10/21/16     (3,325) UK Pound Sterling State Street Bank and Trust $(4,391) $(4,407)    $(16)
                                                                   -------  -------     ----
                                                                   $(4,391) $(4,407)    $(16)
                                                                   =======  =======     ====

                                     1955

VA GLOBAL BOND PORTFOLIO

                                                                                     UNREALIZED
                                                                            VALUE AT   FOREIGN
SETTLEMENT  CURRENCY                                               CONTRACT JULY 31,  EXCHANGE
DATE        AMOUNT**     CURRENCY             COUNTERPARTY          AMOUNT    2016   GAIN (LOSS)
----------  -------- ----------------- --------------------------- -------- -------- -----------
08/09/16     12,595  Swedish Krona     State Street Bank and Trust $ 1,517  $ 1,472     $(45)
08/09/16     11,167  Swedish Krona     Morgan Stanley and Co.        1,352    1,305      (47)
08/09/16      5,543  Swedish Krona     Bank of America Corp.           644      648        4
08/09/16      2,562  Swedish Krona     Citibank, N.A.                  311      299      (12)
08/09/16    (31,867) Swedish Krona     State Street Bank and Trust  (3,927)  (3,725)     202
09/29/16      2,680  UK Pound Sterling Citibank, N.A.                3,488    3,551       63
09/29/16        755  UK Pound Sterling Citibank, N.A.                  995    1,000        5
09/29/16     (6,876) UK Pound Sterling Morgan Stanley and Co.       (9,264)  (9,109)     155
                                                                   -------  -------     ----
                                                                   $(4,884) $(4,559)    $325
                                                                   =======  =======     ====

** Positive Currency Amount represents a purchase contract and a Currency
   Amount in parentheses represents a sale contract.

                                     1956

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

4. FUTURES CONTRACTS: The Portfolios may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios and, with respect to some Portfolios, for certain other reasons, as described in the respective Portfolio's Statement of Additional Information. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The DFA Commodity Strategy Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges. The DFA Commodity Strategy Portfolio invests in futures contracts on individual commodities or commodity indices and options on them through the Portfolio's investment in the Dimensional Cayman Commodity Fund I, LTD., the "Subsidiary."

A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest-rate-sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization-or production-weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

Payments, known as "variation margin", to and from the broker will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market". As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions may prevent prompt liquidation of futures positions at an advantageous price and subject the Portfolio to substantial losses. In such event and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio's performance.

The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there is a variety of factors associated with commodity futures contracts which may subject the Portfolio's investments in the contracts to greater volatility than investments in traditional securities.

                                     1957

5. Options on Futures Contracts: The DFA Commodity Strategy Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily and that change would be reflected in the net asset value of the Portfolio.

The DFA Commodity Strategy Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may also arise upon entering into commodity-linked derivative instruments. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting an industry or commodity.

At July 31, 2016, the following Portfolios had the following outstanding futures contracts (dollar amounts in thousands):

                                                          UNREALIZED
                            EXPIRATION NUMBER OF CONTRACT    GAIN       CASH
                DESCRIPTION    DATE    CONTRACTS  VALUE     (LOSS)   COLLATERAL
                ----------- ---------- --------- -------- ---------- ----------
 Enhanced U.S.
   Large
   Company       S&P 500
   Portfolio...  Index(R)    09/15/16     395    $214,110  $10,365     $   --
                                                 --------  -------     ------
                                                 $214,110  $10,365     $   --
                                                 ========  =======     ======

                                                          UNREALIZED
                            EXPIRATION NUMBER OF CONTRACT    GAIN       CASH
                DESCRIPTION    DATE    CONTRACTS  VALUE     (LOSS)   COLLATERAL
                ----------- ---------- --------- -------- ---------- ----------
 U.S. Targeted
   Value         S&P 500
   Portfolio...  Emini
                 Index(R)    09/16/16     620    $ 67,214  $   201     $2,268
                                                 --------  -------     ------
                                                 $ 67,214  $   201     $2,268
                                                 ========  =======     ======

                                     1958

                                                          UNREALIZED
                            EXPIRATION NUMBER OF CONTRACT    GAIN       CASH
                DESCRIPTION    DATE    CONTRACTS  VALUE     (LOSS)   COLLATERAL
                ----------- ---------- --------- -------- ---------- ----------
 U.S. Small
   Cap Value     Russell
   Portfolio...  2000
                 Index(R)    09/16/16      353   $ 42,960   $1,339     $1,727
 U.S. Small
   Cap Value     S&P
   Portfolio...  500
                 Emini
                 Index(R)    09/16/16    1,134    122,937    3,691      4,942
                                                 --------   ------     ------
                                                 $165,897   $5,030     $6,669
                                                 ========   ======     ======

                                                          UNREALIZED
                            EXPIRATION NUMBER OF CONTRACT    GAIN       CASH
                DESCRIPTION    DATE    CONTRACTS  VALUE     (LOSS)   COLLATERAL
                ----------- ---------- --------- -------- ---------- ----------
 U.S. Core
   Equity 1      S&P
   Portfolio...  500
                 Emini
                 Index(R)    09/16/16    1,080   $117,083   $3,512     $4,536
                                                 --------   ------     ------
                                                 $117,083   $3,512     $4,536
                                                 ========   ======     ======

                                                          UNREALIZED
                            EXPIRATION NUMBER OF CONTRACT    GAIN       CASH
                DESCRIPTION    DATE    CONTRACTS  VALUE     (LOSS)   COLLATERAL
                ----------- ---------- --------- -------- ---------- ----------
 U.S. Core
   Equity 2      S&P
   Portfolio...  500
                 Emini
                 Index(R)    09/16/16    1,220   $132,260   $3,976     $5,124
                                                 --------   ------     ------
                                                 $132,260   $3,976     $5,124
                                                 ========   ======     ======

                                                          UNREALIZED
                            EXPIRATION NUMBER OF CONTRACT    GAIN       CASH
                DESCRIPTION    DATE    CONTRACTS  VALUE     (LOSS)   COLLATERAL
                ----------- ---------- --------- -------- ---------- ----------
 U.S. Vector
   Equity        S&P
   Portfolio...  500
                 Emini
                 Index(R)    09/16/16      280   $ 30,355   $  912     $1,176
                                                 --------   ------     ------
                                                 $ 30,355   $  912     $1,176
                                                 ========   ======     ======

                                                          UNREALIZED
                            EXPIRATION NUMBER OF CONTRACT    GAIN       CASH
                DESCRIPTION    DATE    CONTRACTS  VALUE     (LOSS)   COLLATERAL
                ----------- ---------- --------- -------- ---------- ----------
 U.S. Small
   Cap           Russell
   Portfolio...  2000
                 Index(R)    09/16/16      632   $ 76,914   $2,399     $3,274
 U.S. Small
   Cap           S&P
   Portfolio...  500
                 Emini
                 Index(R)    09/16/16      336     36,426    1,025      1,550
                                                 --------   ------     ------
                                                 $113,340   $3,424     $4,824
                                                 ========   ======     ======

                                                          UNREALIZED
                            EXPIRATION NUMBER OF CONTRACT    GAIN       CASH
                DESCRIPTION    DATE    CONTRACTS  VALUE     (LOSS)   COLLATERAL
                ----------- ---------- --------- -------- ---------- ----------
 U.S. Micro
   Cap           Russell
   Portfolio...  2000
                 Index(R)    09/16/16      196   $ 23,854   $  787     $1,005
 U.S. Micro
   Cap           S&P
   Portfolio...  500
                 Emini
                 Index(R)    09/16/16      145     15,719       54        662
                                                 --------   ------     ------
                                                 $ 39,573   $  841     $1,667
                                                 ========   ======     ======

                                     1959

                                                          UNREALIZED
                            EXPIRATION NUMBER OF CONTRACT    GAIN       CASH
                DESCRIPTION    DATE    CONTRACTS  VALUE     (LOSS)   COLLATERAL
                ----------- ---------- --------- -------- ---------- ----------
DFA Real
  Estate         S&P
  Securities     500
  Portfolio....  Emini
                 Index(R)    09/16/16      417   $ 45,207   $1,230     $1,751
                                                 --------   ------     ------
                                                 $ 45,207   $1,230     $1,751
                                                 ========   ======     ======

                                                          UNREALIZED
                            EXPIRATION NUMBER OF CONTRACT    GAIN       CASH
                DESCRIPTION    DATE    CONTRACTS  VALUE     (LOSS)   COLLATERAL
                ----------- ---------- --------- -------- ---------- ----------
Large Cap
  International  Mini
  Portfolio....  MSCI
                 EAFE
                 Index(R)    09/16/16      190   $ 15,962   $  918     $  795
Large Cap
  International  S&P
  Portfolio....  500
                 Emini
                 Index(R)    09/16/16      130     14,093      256        701
                                                 --------   ------     ------
                                                 $ 30,055   $1,174     $1,496
                                                 ========   ======     ======

                                                          UNREALIZED
                            EXPIRATION NUMBER OF CONTRACT    GAIN       CASH
                DESCRIPTION    DATE    CONTRACTS  VALUE     (LOSS)   COLLATERAL
                ----------- ---------- --------- -------- ---------- ----------
International
  Core Equity    S&P
  Portfolio....  500
                 Emini
                 Index(R)    09/16/16    1,284   $139,198   $4,317     $5,393
                                                 --------   ------     ------
                                                 $139,198   $4,317     $5,393
                                                 ========   ======     ======

                                                          UNREALIZED
                            EXPIRATION NUMBER OF CONTRACT    GAIN       CASH
                DESCRIPTION    DATE    CONTRACTS  VALUE     (LOSS)   COLLATERAL
                ----------- ---------- --------- -------- ---------- ----------
International
  Small          Russell
  Company        2000
  Portfolio....  Index(R)    09/16/16      430   $ 52,331   $1,828     $2,221
International
  Small          S&P
  Company        500
  Portfolio....  Emini
                 Index(R)    09/16/16      250     27,103    1,303      1,151
                                                 --------   ------     ------
                                                 $ 79,434   $3,131     $3,372
                                                 ========   ======     ======

                                                          UNREALIZED
                            EXPIRATION NUMBER OF CONTRACT    GAIN       CASH
                DESCRIPTION    DATE    CONTRACTS  VALUE     (LOSS)   COLLATERAL
                ----------- ---------- --------- -------- ---------- ----------
DFA
  International  S&P
  Real Estate    500
  Securities     Emini
  Portfolio....  Index(R)    09/16/16      283   $ 30,680   $1,769     $1,189
                                                 --------   ------     ------
                                                 $ 30,680   $1,769     $1,189
                                                 ========   ======     ======

                                     1960

                                                          UNREALIZED
                            EXPIRATION NUMBER OF CONTRACT    GAIN       CASH
                DESCRIPTION    DATE    CONTRACTS  VALUE     (LOSS)   COLLATERAL
                ----------- ---------- --------- -------- ---------- ----------
DFA
  International
  Small Cap      Russell
  Value          2000
  Portfolio....  Index(R)    09/16/16      560   $ 68,152   $2,381     $2,776
DFA
  International
  Small Cap      S&P 500
  Value          Emini
  Portfolio....  Index(R)    09/16/16    1,145    124,129    2,071      5,057
                                                 --------   ------     ------
                                                 $192,281   $4,452     $7,833
                                                 ========   ======     ======

                                                          UNREALIZED
                            EXPIRATION NUMBER OF CONTRACT    GAIN       CASH
                DESCRIPTION    DATE    CONTRACTS  VALUE     (LOSS)   COLLATERAL
                ----------- ---------- --------- -------- ---------- ----------
Selectively
  Hedged
  Global         S&P 500
  Equity         Emini
  Portfolio....  Index(R)    09/16/16      140   $ 15,177   $  585     $  601
                                                 --------   ------     ------
                                                 $ 15,177   $  585     $  601
                                                 ========   ======     ======

                                                          UNREALIZED
                            EXPIRATION NUMBER OF CONTRACT    GAIN       CASH
                DESCRIPTION    DATE    CONTRACTS  VALUE     (LOSS)   COLLATERAL
                ----------- ---------- --------- -------- ---------- ----------
Emerging
  Markets Core   Mini
  Equity         MSCI
  Portfolio....  Emerging
                 Markets
                 Index(R)    09/16/16    2,779   $122,484   $6,992     $5,926
Emerging
  Markets Core   S&P 500
  Equity         Emini
  Portfolio....  Index(R)    09/16/16      312     33,824      860      1,637
                                                 --------   ------     ------
                                                 $156,308   $7,852     $7,563
                                                 ========   ======     ======

                                                          UNREALIZED
                            EXPIRATION NUMBER OF CONTRACT    GAIN       CASH
                DESCRIPTION    DATE    CONTRACTS  VALUE     (LOSS)   COLLATERAL
                ----------- ---------- --------- -------- ---------- ----------
Tax-Managed
  U.S. Equity    S&P 500
  Portfolio....  Emini
                 Index(R)    09/16/16      175   $ 18,972   $  516     $  735
                                                 --------   ------     ------
                                                 $ 18,972   $  516     $  735
                                                 ========   ======     ======

                                                          UNREALIZED
                            EXPIRATION NUMBER OF CONTRACT    GAIN       CASH
                DESCRIPTION    DATE    CONTRACTS  VALUE     (LOSS)   COLLATERAL
                ----------- ---------- --------- -------- ---------- ----------
Tax-Managed
  U.S.
  Targeted       S&P 500
  Value          Emini
  Portfolio....  Index(R)    09/16/16      258   $ 27,970   $  787     $1,084
                                                 --------   ------     ------
                                                 $ 27,970   $  787     $1,084
                                                 ========   ======     ======

                                                          UNREALIZED
                            EXPIRATION NUMBER OF CONTRACT    GAIN       CASH
                DESCRIPTION    DATE    CONTRACTS  VALUE     (LOSS)   COLLATERAL
                ----------- ---------- --------- -------- ---------- ----------
T.A. U.S. Core
  Equity 2       S&P 500
  Portfolio....  Emini
                 Index(R)    09/16/16      370   $ 40,112   $1,092     $1,554
                                                 --------   ------     ------
                                                 $ 40,112   $1,092     $1,554
                                                 ========   ======     ======

                                     1961

                                                          UNREALIZED
                            EXPIRATION NUMBER OF CONTRACT    GAIN       CASH
                DESCRIPTION    DATE    CONTRACTS  VALUE     (LOSS)   COLLATERAL
                ----------- ---------- --------- -------- ---------- ----------
Tax-Managed
  DFA            Mini
  International  MSCI
  Value          EAFE
  Portfolio....  Index(R)    09/16/16     120    $10,081     $ 75      $  471
Tax-Managed
  DFA            S&P
  International  500
  Value          Emini
  Portfolio....  Index(R)    09/16/16     150     16,262      562         759
                                                 -------     ----      ------
                                                 $26,343     $637      $1,230
                                                 =======     ====      ======

At July 31, 2016, the DFA Commodity Strategy Portfolio's Subsidiary had the following outstanding commodity-linked futures contracts (dollar amounts in thousands):

                                     EXPIRATION NUMBER OF CONTRACT UNREALIZED
 DESCRIPTION                            DATE    CONTRACTS  AMOUNT  GAIN (LOSS)
 Brent Crude Oil Futures............  09/30/16     120    $ 5,278     $(797)
 Coffee 'C' Futures.................  12/19/16      28      1,570        11
 Copper Futures.....................  12/28/16      81      4,518         9
 Corn Futures.......................  12/14/16     231      3,959        22
 Cotton No.2 Futures................  12/07/16      27      1,000       110
 Gasoline RBOB Futures..............  10/31/16      41      2,108        37
 Gold 100 oz Futures................  12/28/16      58      7,873        97
 KC HRW Wheat Futures...............  12/14/16      28        610         2
 LME Nickel Futures.................  09/19/16      75      4,776       736
 LME Nickel Futures.................  11/14/16      25      1,596         9
 LME Nickel Futures.................  09/19/16     (75)    (4,776)     (183)
 LME Prime Aluminum Futures.........  09/19/16     206      8,446       211
 LME Prime Aluminum Futures.........  11/14/16      69      2,841        16
 LME Prime Aluminum Futures.........  09/19/16    (206)    (8,447)     (122)
 LME Zinc Futures...................  09/19/16     109      6,111       603
 LME Zinc Futures...................  11/14/16      36      2,022        11
 LME Zinc Futures...................  09/19/16    (109)    (6,111)     (178)
 Lean Hogs Futures..................  10/14/16      47      1,110      (233)
 Live Cattle Futures................  10/31/16      36      1,609       (28)
 NY Harbor ULSD Futures.............  10/31/16      46      2,618        10
 Natural Gas Futures................  10/27/16     204      6,275        23
 Silver Futures.....................  12/28/16      33      3,373         4
 Soybean Futures....................  11/14/16      73      3,661      (384)
 Soybean Meal Futures...............  12/14/16      59      2,051      (208)
 Soybean Oil Futures................  12/14/16      88      1,629       (58)
 Sugar #11 Futures..................  09/30/16     124      2,646      (137)
 WTI Crude Futures..................  10/20/16     117      5,042        64
 Wheat Futures (cbt)................  12/14/16      80      1,743        (6)
                                                          -------     -----
                                                          $65,131     $(359)
                                                          -------     -----

                                     1962

Securities have been segregated as collateral for open futures contracts.

6. Commodity-Linked Derivatives: DFA Commodity Strategy Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio's total assets in the Subsidiary. The Subsidiary may invest without limitation in swap agreements, commodity options, futures, options on futures and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. As of July 31, 2016, the DFA Commodity Strategy Portfolio held $306,937,592 in the Subsidiary, representing 20.16% of DFA Commodity Strategy Portfolio's total assets.

At July 31, 2016, the Subsidiary had the following outstanding total return index swaps (dollar amounts in thousands):

                                                                   UNREALIZED
                      COMMODITY EXPIRATION            NOTIONAL    APPRECIATION
COUNTERPARTY          EXPOSURE     DATE    CURRENCY    AMOUNT    (DEPRECIATION)
------------          --------- ---------- -------- -----------  --------------
Bank of America
  Corp...............   Index**  10/05/16    USD       (185,076)    $ 2,301
Bank of America
  Corp...............   Index**  10/05/16    USD        (97,942)      1,078
Citibank, N.A........   Index**  10/05/16    USD       (146,812)      1,825
Citibank, N.A........   Index**  10/05/16    USD       (132,252)      1,456
Credit Suisse........   Index**  09/06/16    USD       (144,552)      1,578
Credit Suisse........   Index**  09/06/16    USD       (115,713)      1,429
Deutsche Bank AG,
  London Branch......   Index**  09/06/16    USD       (129,077)      1,592
Deutsche Bank AG,
  London Branch......   Index**  09/06/16    USD       (130,323)      1,404
UBS AG...............   Index**  11/03/16    USD       (247,091)      3,133
UBS AG...............   Index**  11/03/16    USD        (95,424)      1,077
                                                    -----------     -------
                                                    $(1,424,262)    $16,873
                                                    ===========     =======

** Swap is exposed to the 22 commodities in the Dow Jones-UBS Commodity Index.

7. Swap Agreements: The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may enter into credit default swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Some types of swap agreements are negotiated bilaterally and traded over-the-counter between the two parties (uncleared swaps), while other swaps are transacted through a futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty (cleared swaps), and may be traded on swap execution facilities (exchanges). The most common types of credit default swaps and interest rate swaps are subject to mandatory central clearing and exchange trading.

The Portfolios may enter into a credit default swap on a single security or instrument (sometimes referred to as a "CDS" transaction) or on a basket or index of securities (sometimes referred to as a "CDX" transaction). The "buyer" in a credit default contract typically is obligated to pay the "seller" a periodic stream of payments over the term of the contract, provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the "par value" (full notional value) of the reference obligation in exchange for the reference obligation. The Portfolios may be either the buyer or the seller in the transaction. If a Portfolio is a buyer and no credit event occurs, the Portfolio may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, a Portfolio typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full

                                     1963
notional amount of the reference obligation. The most common types of CDX are subject to mandatory central clearing and exchange-trading.

Credit default swaps involve greater risks than if the Portfolios had invested in the reference obligation directly, since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up-front or periodic payments previously received, may be less than the full notional value the seller pays to the buyer, resulting in a loss of value to the Portfolio. When a Portfolio acts as a seller of a credit default swap, the Portfolio is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.

The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may also enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio to hedge the inflation risk in nominal bonds (i.e., non-inflation-indexed bonds) thereby creating "synthetic" inflation-indexed bonds.

Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.

The DFA Municipal Real Return Portfolio may also enter into interest rate swaps to hedge against changes in interest rates. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal.

Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio's rights as a creditor.

The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the "Dodd-Frank Act") and implementing rules adopted by the CFTC currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by a Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of a Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM's customers.

The Advisor and the Fund do not believe that a Portfolio's obligations under swap contracts are senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio's borrowing or senior securities restrictions. However, with respect to swap contracts that provide for the netting of payments, the net amount of the excess, if any, of the Portfolio's obligations over its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of segregated assets having an aggregate market value at least equal to the accrued excess will be maintained to cover the transactions in accordance with SEC positions. With respect to swap contracts that do not provide for the netting of payments by the counterparties, the full notional amount for which the Portfolio is obligated under the swap contract with respect to each swap contract will be accrued on a daily basis and assets having an aggregate market value

                                     1964
at least equal to the accrued full notional value will be segregated and maintained to cover the transactions in accordance with SEC positions. To the extent that a Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio's net assets.

The Dodd-Frank Act and related regulatory developments have imposed comprehensive new regulatory requirements on swaps and swap market participants. The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. It is not possible to predict fully the effects of current or future regulation. New requirements, even if not directly applicable to a Portfolio, may increase the cost of the Portfolio's investments and cost of doing business. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

At July 31, 2016, DFA Short-Duration Real Return Portfolio had the following outstanding inflation rate swaps (dollar amounts in thousands):

                                                                   UNREALIZED
                  PAYMENTS PAYMENTS EXPIRATION          NOTIONAL  APPRECIATION
COUNTERPARTY        MADE   RECEIVED    DATE    CURRENCY  AMOUNT  (DEPRECIATION)
------------      -------- -------- ---------- -------- -------- --------------
Bank of America
  Corp...........  1.733%    CPI    11/07/2017   USD    $40,000     $  (990)
Bank of America
  Corp...........  1.680%    CPI    05/09/2021   USD     26,000         (95)
Bank of America
  Corp...........  1.633%    CPI    04/14/2021   USD     27,000         (69)
Bank of America
  Corp...........  1.593%    CPI    01/04/2021   USD     14,000         (80)
Bank of America
  Corp...........  1.435%    CPI    10/30/2020   USD     30,000         (12)
Bank of America
  Corp...........  1.371%    CPI    08/26/2020   USD     32,000          23
Citibank, N.A....  2.215%    CPI    07/25/2018   USD     28,000      (1,396)
Citibank, N.A....  1.985%    CPI    03/14/2017   USD     19,000        (531)
Citibank, N.A....  1.975%    CPI    02/13/2017   USD     27,000        (712)
Citibank, N.A....  1.864%    CPI    11/13/2016   USD     26,000        (638)
Citibank, N.A....  1.800%    CPI    06/02/2020   USD     42,000        (720)
Citibank, N.A....  1.790%    CPI    11/19/2018   USD     31,000        (914)
Citibank, N.A....  1.655%    CPI    07/20/2020   USD     40,000        (180)
Citibank, N.A....  1.623%    CPI    06/20/2020   USD     38,000         (38)
Citibank, N.A....  1.320%    CPI    01/20/2019   USD     30,000        (169)
Credit Suisse....  1.968%    CPI    02/24/2017   USD     19,000        (507)
Credit Suisse....  1.837%    CPI    04/28/2019   USD     42,000        (573)
Credit Suisse....  1.735%    CPI    03/05/2019   USD     33,000        (505)
Deutsche Bank
  AG, London
  Branch.........  2.242%    CPI    06/12/2019   USD     26,000      (1,507)
Deutsche Bank
  AG, London
  Branch.........  1.945%    CPI    01/08/2017   USD     23,000        (582)
Deutsche Bank
  AG, London
  Branch.........  1.930%    CPI    02/05/2017   USD     18,000        (445)
Deutsche Bank
  AG, London
  Branch.........  1.765%    CPI    03/03/2019   USD     40,000        (681)
Deutsche Bank
  AG, London
  Branch.........  1.753%    CPI    06/29/2018   USD     43,000        (378)
Deutsche Bank
  AG, London
  Branch.........  1.670%    CPI    07/08/2019   USD     40,000        (122)

                                     1965

Deutsche Bank AG, London Branch... 1.563% CPI 07/28/2019 USD   48,000      (61)
Deutsche Bank AG, London Branch... 1.429% CPI 10/20/2020 USD   42,000      (36)
Deutsche Bank AG, London Branch... 1.388% CPI 09/24/2020 USD   24,000       (7)
Deutsche Bank AG, London Branch... 1.348% CPI 01/28/2020 USD   14,000       74
                                                             -------- --------
                                                             $862,000 $(11,851)
                                                             -------- --------

At July 31, 2016, DFA Municipal Real Return Portfolio had the following outstanding inflation rate swaps (dollar amounts in thousands):

                                                                   UNREALIZED
                  PAYMENTS PAYMENTS EXPIRATION          NOTIONAL  APPRECIATION
COUNTERPARTY        MADE   RECEIVED    DATE    CURRENCY  AMOUNT  (DEPRECIATION)
------------      -------- -------- ---------- -------- -------- --------------
Bank of America
  Corp...........  1.833%    CPI    07/15/2020   USD    $ 10,000    $  (195)
Bank of America
  Corp...........  1.814%    CPI    07/24/2021   USD      11,000       (252)
Bank of America
  Corp...........  1.706%    CPI    06/14/2022   USD      11,000        (84)
Bank of America
  Corp...........  1.704%    CPI    05/31/2021   USD      27,000       (146)
Bank of America
  Corp...........  1.663%    CPI    04/15/2022   USD      17,000        (88)
Bank of America
  Corp...........  1.619%    CPI    10/14/2022   USD      12,000       (150)
Bank of America
  Corp...........  1.610%    CPI    12/31/2020   USD      20,000       (134)
Bank of America
  Corp...........  1.609%    CPI    06/24/2021   USD      17,000        (31)
Bank of America
  Corp...........  1.580%    CPI    12/30/2020   USD      14,000        (72)
Bank of America
  Corp...........  1.580%    CPI    08/07/2020   USD      19,000       (164)
Bank of America
  Corp...........  1.570%    CPI    02/26/2019   USD       6,000        (60)
Bank of America
  Corp...........  1.550%    CPI    01/26/2021   USD       6,000        (89)
Bank of America
  Corp...........  1.548%    CPI    01/08/2021   USD       8,000        (27)
Bank of America
  Corp...........  1.530%    CPI    12/24/2020   USD      19,000        (49)
Bank of America
  Corp...........  1.520%    CPI    12/23/2020   USD      14,000        (29)
Bank of America
  Corp...........  1.507%    CPI    08/18/2020   USD      10,000        (57)
Bank of America
  Corp...........  1.365%    CPI    01/21/2019   USD       5,000        (36)
Citibank, N.A....  1.935%    CPI    11/07/2019   USD      20,000       (812)
Citibank, N.A....  1.818%    CPI    12/01/2019   USD       3,000       (103)
Citibank, N.A....  1.789%    CPI    03/31/2024   USD      21,000       (307)
Citibank, N.A....  1.752%    CPI    05/20/2023   USD      17,000       (169)
Citibank, N.A....  1.718%    CPI    05/27/2020   USD      16,000        (60)
Citibank, N.A....  1.698%    CPI    06/02/2022   USD      22,000       (140)
Citibank, N.A....  1.581%    CPI    12/28/2020   USD      10,000        (52)
Citibank, N.A....  1.577%    CPI    11/18/2021   USD      10,000        (67)
Citibank, N.A....  1.555%    CPI    12/11/2020   USD      10,000        (39)
Citibank, N.A....  1.533%    CPI    11/10/2020   USD      10,000        (45)
Citibank, N.A....  1.520%    CPI    08/01/2021   USD      24,000         (1)
Citibank, N.A....  1.494%    CPI    01/08/2021   USD       4,000        (55)
Citibank, N.A....  1.253%    CPI    02/11/2022   USD      12,000        194
Citibank, N.A....  1.253%    CPI    01/20/2019   USD      12,000         74
                                                        --------    -------
                                                        $417,000    $(3,245)
                                                        --------    -------

                                     1966

FEDERAL TAX COST

At July 31, 2016, the total cost of securities for federal income tax purposes was:

Enhanced U.S. Large Company Portfolio.......................... $   211,196,646
U.S. Large Cap Value Portfolio.................................  12,750,250,993
U.S. Targeted Value Portfolio..................................   8,137,212,267
U.S. Small Cap Value Portfolio.................................  12,584,901,786
U.S. Core Equity 1 Portfolio...................................  12,377,507,662
U.S. Core Equity 2 Portfolio...................................  13,979,364,333
U.S. Vector Equity Portfolio...................................   3,359,528,308
U.S. Small Cap Portfolio.......................................  12,867,938,200
U.S. Micro Cap Portfolio.......................................   4,566,304,667
DFA Real Estate Securities Portfolio...........................   5,410,291,282
Large Cap International Portfolio..............................   3,214,525,142
International Core Equity Portfolio............................  16,977,686,477
International Small Company Portfolio..........................   9,451,067,223
Japanese Small Company Portfolio...............................     409,233,192
Asia Pacific Small Company Portfolio...........................     253,356,097
United Kingdom Small Company Portfolio.........................      32,215,101
Continental Small Company Portfolio............................     288,971,906
DFA International Real Estate Securities Portfolio.............   4,204,867,943
DFA Global Real Estate Securities Portfolio....................   4,116,057,271
DFA International Small Cap Value Portfolio....................  12,762,414,615
International Vector Equity Portfolio..........................   1,845,105,872
World ex U.S. Value Portfolio..................................     191,678,575
World ex U.S. Targeted Value Portfolio.........................     259,010,279
World ex U.S. Core Equity Portfolio............................   1,712,773,778
Selectively Hedged Global Equity Portfolio.....................     262,053,846
Emerging Markets Portfolio.....................................   3,980,191,138
Emerging Markets Small Cap Portfolio...........................   5,165,225,115
Emerging Markets Value Portfolio...............................  17,839,907,589
Emerging Markets Core Equity Portfolio.........................  18,314,465,302
U.S. Large Cap Equity Portfolio................................     770,900,506
DFA Commodity Strategy Portfolio...............................   1,415,526,304
DFA One-Year Fixed Income Portfolio............................   6,850,814,199
DFA Two-Year Global Fixed Income Portfolio.....................   4,635,710,482
DFA Selectively Hedged Global Fixed Income Portfolio...........     946,714,005
DFA Short-Term Government Portfolio............................   2,078,127,150
DFA Five-Year Global Fixed Income Portfolio....................  12,014,974,506
DFA World ex U.S. Government Fixed Income Portfolio............     729,893,119
DFA Intermediate Government Fixed Income Portfolio.............   3,424,034,306
DFA Short-Term Extended Quality Portfolio......................   4,381,667,638
DFA Intermediate-Term Extended Quality Portfolio...............   1,262,703,087
DFA Targeted Credit Portfolio..................................     312,583,179
DFA Investment Grade Portfolio.................................   5,667,725,795
DFA Inflation-Protected Securities Portfolio...................   3,237,983,869
DFA Short-Term Municipal Bond Portfolio........................   2,046,345,002
DFA Intermediate-Term Municipal Bond Portfolio.................   1,190,936,792
DFA California Short-Term Municipal Bond Portfolio.............     850,840,495
DFA California Intermediate-Term Municipal Bond Portfolio......     228,450,739
DFA NY Municipal Bond Portfolio................................      49,723,403
Dimensional Retirement Income Fund.............................       4,795,757
Dimensional 2045 Target Date Retirement Income Fund............      11,245,395
Dimensional 2050 Target Date Retirement Income Fund............      11,662,839
Dimensional 2055 Target Date Retirement Income Fund............       2,020,800
Dimensional 2060 Target Date Retirement Income Fund............       1,031,066
Dimensional 2005 Target Date Retirement Income Fund............       3,255,374

                                     1967

Dimensional 2010 Target Date Retirement Income Fund..............     8,231,515
Dimensional 2015 Target Date Retirement Income Fund..............    19,355,277
Dimensional 2020 Target Date Retirement Income Fund..............    41,531,720
Dimensional 2025 Target Date Retirement Income Fund..............    43,981,288
Dimensional 2030 Target Date Retirement Income Fund..............    35,444,159
Dimensional 2035 Target Date Retirement Income Fund..............    21,795,996
Dimensional 2040 Target Date Retirement Income Fund..............    23,075,670
DFA Short-Duration Real Return Portfolio.........................   868,436,789
DFA Municipal Real Return Portfolio..............................   413,492,629
DFA Municipal Bond Portfolio.....................................   196,591,643
CSTG&E U.S. Social Core Equity 2 Portfolio.......................    69,744,620
CSTG&E International Social Core Equity Portfolio................    89,083,070
World Core Equity Portfolio......................................   353,917,911
DFA LTIP Portfolio...............................................    44,743,827
U.S. Social Core Equity 2 Portfolio..............................   555,297,665
U.S. Sustainability Core 1 Portfolio.............................   636,198,977
International Sustainability Core 1 Portfolio....................   483,591,044
DFA International Value ex Tobacco Portfolio.....................       117,493
International Social Core Equity Portfolio.......................   552,703,937
Emerging Markets Social Core Equity Portfolio.................... 1,028,138,551
Tax Managed U.S. Marketwide Value Portfolio...................... 2,402,747,458
Tax Managed U.S. Equity Portfolio................................ 1,619,687,404
Tax Managed U.S. Targeted Value Portfolio........................ 2,825,185,846
Tax Managed U.S. Small Cap Portfolio............................. 1,811,599,858
T.A. U.S. Core Equity 2 Portfolio................................ 4,583,059,628
Tax-Managed DFA International Value Portfolio.................... 3,068,806,905
T.A. World ex U.S. Core Equity Portfolio......................... 2,159,553,924
LWAS/DFA International High Book to Market Portfolio.............    53,595,403
VA U.S. Targeted Value Portfolio.................................   244,964,528
VA U.S. Large Value Portfolio....................................   219,087,315
VA International Value Portfolio.................................   198,336,386
VA International Small Portfolio.................................   162,348,608
VA Short-Term Fixed Portfolio....................................   187,964,188
VA Global Bond Portfolio.........................................   265,744,822
VIT Inflation-Protected Securities...............................    66,466,104
DFA VA Global Moderate Allocation Portfolio......................   108,137,777
U.S. Large Cap Growth Portfolio.................................. 1,016,066,539
U.S. Small Cap Growth Portfolio..................................   330,423,070
International Large Cap Growth Portfolio.........................   225,043,923
International Small Cap Growth Portfolio.........................   114,893,420
DFA Social Fixed Income Portfolio................................    40,470,536

OTHER

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series, and VA U.S. Large Value Portfolio have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series, and VA U.S. Large Value Portfolio, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee

                                     1968

Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the Second Circuit, and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs petitioned the Second Circuit for rehearing of the appeal, but the Second Circuit denied the petition. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

Litigation counsel to The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series, and VA U.S. Large Value Portfolio in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series, and VA U.S. Large Value Portfolio arising from the Lawsuits. Until The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series, and VA U.S. Large Value Portfolio can do so, no reduction of the respective net asset values of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series, and VA U.S. Large Value Portfolio will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the respective net asset values of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series, and VA U.S. Large Value Portfolio at this time.

The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series, and VA U.S. Large Value Portfolio also cannot quantify the cost of the Lawsuits that could potentially be deducted from their net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio will pay or receive, as the case may be, a price based on the net asset values of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.

                                     1969

                        THE U.S. LARGE CAP VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                          SHARES      VALUE+
                                                        ---------- ------------
COMMON STOCKS -- (95.1%)

Consumer Discretionary -- (11.9%)
#*  AutoNation, Inc....................................    178,494 $  9,522,655
#   Best Buy Co., Inc..................................  1,711,779   57,515,774
#   BorgWarner, Inc....................................    456,489   15,146,305
#   Cable One, Inc.....................................     13,134    6,880,640
#   CalAtlantic Group, Inc.............................     14,193      513,929
    Carnival Corp......................................    953,218   44,534,345
#   CBS Corp. Class A..................................      7,236      397,980
*   Charter Communications, Inc. Class A...............    917,575  215,510,840
    Comcast Corp. Class A.............................. 11,245,897  756,286,573
    DR Horton, Inc.....................................  2,104,491   69,195,664
#   Ford Motor Co...................................... 14,753,200  186,775,512
#   Garmin, Ltd........................................    214,118   11,633,031
    General Motors Co..................................  5,557,312  175,277,621
    Gentex Corp........................................     58,962    1,041,859
    Goodyear Tire & Rubber Co. (The)...................  1,439,412   41,267,942
#   Harman International Industries, Inc...............    114,458    9,458,809
    Hilton Worldwide Holdings, Inc.....................    240,345    5,573,601
#*  Hyatt Hotels Corp. Class A.........................     26,622    1,342,814
#   Johnson Controls, Inc..............................    567,307   26,050,737
#   Kohl's Corp........................................  1,326,479   55,168,262
    Lear Corp..........................................     71,135    8,070,266
#   Lennar Corp. Class A...............................    916,690   42,901,092
#   Lennar Corp. Class B...............................      4,312      161,872
#*  Liberty Braves Group Class A.......................     15,678      258,530
#*  Liberty Braves Group Class C.......................     31,357      501,085
*   Liberty Broadband Corp. Class A....................     23,806    1,495,255
#*  Liberty Broadband Corp. Class C....................     67,880    4,297,483
*   Liberty Interactive Corp., QVC Group Class A.......  2,560,010   68,633,868
#*  Liberty Media Group Class A........................     39,197      889,772
#*  Liberty Media Group Class C........................     78,394    1,757,593
*   Liberty SiriusXM Group Class A.....................    156,789    5,605,207
*   Liberty SiriusXM Group Class C.....................    313,578   11,053,625
*   Liberty Ventures Series A..........................    536,223   20,220,969
    Macy's, Inc........................................    649,612   23,275,598
*   Madison Square Garden Co. (The) Class A............      6,379    1,166,017
*   MGM Resorts International..........................  2,324,079   55,731,414
*   Mohawk Industries, Inc.............................    283,553   59,245,564
    Newell Brands, Inc.................................     85,748    4,498,340
    News Corp. Class A.................................    290,667    3,769,951
#   News Corp. Class B.................................     31,823      427,701
#   Penske Automotive Group, Inc.......................    127,438    5,049,094
#   PulteGroup, Inc....................................  1,839,535   38,961,351
    PVH Corp...........................................    311,139   31,443,707
#   Ralph Lauren Corp..................................     62,509    6,131,508
#   Royal Caribbean Cruises, Ltd.......................  1,018,709   73,795,280
#   Staples, Inc.......................................  2,170,839   20,167,094
#   TEGNA, Inc.........................................    558,428   12,229,573
    Time Warner, Inc...................................  3,948,043  302,617,496
#*  Toll Brothers, Inc.................................    329,804    9,237,810
    Visteon Corp.......................................     24,725    1,732,975

                                     1970

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                        SHARES       VALUE+
                                                       --------- --------------
Consumer Discretionary -- (Continued)
    Whirlpool Corp....................................   271,545 $   52,234,396
                                                                 --------------
Total Consumer Discretionary..........................            2,556,656,379
                                                                 --------------
Consumer Staples -- (5.6%)
    Archer-Daniels-Midland Co......................... 2,699,731    121,703,873
    Bunge, Ltd........................................   785,148     51,694,144
    Constellation Brands, Inc. Class A................   276,038     45,444,136
    CVS Health Corp................................... 3,814,498    353,680,255
#*  Edgewell Personal Care Co.........................    16,859      1,426,440
    Ingredion, Inc....................................   158,658     21,139,592
#   JM Smucker Co. (The)..............................   705,906    108,822,469
    Kraft Heinz Co. (The).............................   442,655     38,240,965
#   Molson Coors Brewing Co. Class B..................   454,987     46,481,472
    Mondelez International, Inc. Class A.............. 3,952,104    173,813,534
    Pinnacle Foods, Inc...............................   489,872     24,596,473
#*  Post Holdings, Inc................................    79,228      6,866,691
    Reynolds American, Inc............................   111,055      5,559,413
#*  Seaboard Corp.....................................        13         38,090
#   Spectrum Brands Holdings, Inc.....................     2,502        322,183
#*  TreeHouse Foods, Inc..............................    29,013      2,993,851
#   Tyson Foods, Inc. Class A......................... 1,957,913    144,102,397
    Wal-Mart Stores, Inc..............................   811,445     59,211,142
    Walgreens Boots Alliance, Inc.....................    51,922      4,114,819
                                                                 --------------
Total Consumer Staples................................            1,210,251,939
                                                                 --------------
Energy -- (13.6%)
    Anadarko Petroleum Corp........................... 1,352,362     73,744,300
#   Apache Corp.......................................   798,537     41,923,192
    Baker Hughes, Inc................................. 1,153,281     55,161,430
#   California Resources Corp.........................    37,502        384,770
    Chevron Corp...................................... 5,636,970    577,676,686
    Cimarex Energy Co.................................   111,646     13,399,753
#*  Concho Resources, Inc.............................   369,097     45,841,847
    ConocoPhillips.................................... 3,250,805    132,697,860
#*  Continental Resources, Inc........................   201,161      8,861,142
    Devon Energy Corp.................................   585,554     22,415,007
    EOG Resources, Inc................................ 1,869,703    152,754,735
    Exxon Mobil Corp.................................. 8,661,008    770,396,662
*   FMC Technologies, Inc.............................   939,346     23,840,601
    Halliburton Co....................................   577,209     25,200,945
#   Helmerich & Payne, Inc............................   613,104     37,994,055
    Hess Corp......................................... 1,023,986     54,936,849
#   HollyFrontier Corp................................   644,305     16,378,233
    Kinder Morgan, Inc................................   723,757     14,713,980
    Marathon Oil Corp................................. 3,266,531     44,555,483
    Marathon Petroleum Corp........................... 2,312,389     91,085,003
#   Murphy Oil Corp...................................   307,563      8,436,453
#   National Oilwell Varco, Inc....................... 1,745,118     56,454,567
    Noble Energy, Inc.................................   232,365      8,300,078
    Occidental Petroleum Corp......................... 1,857,300    138,796,029
    Phillips 66....................................... 2,096,097    159,429,138
    Pioneer Natural Resources Co......................   294,964     47,952,297

                                     1971

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                        SHARES       VALUE+
                                                      ---------- --------------
Energy -- (Continued)
    Range Resources Corp.............................    171,355 $    6,907,320
    Schlumberger, Ltd................................    707,205     56,944,147
*   Southwestern Energy Co...........................    672,113      9,799,408
#   Targa Resources Corp.............................    318,019     11,849,388
    Tesoro Corp......................................    668,185     50,882,288
#   Transocean, Ltd..................................  1,340,027     14,726,897
    Valero Energy Corp...............................  2,806,975    146,748,653
#*  Weatherford International P.L.C..................  2,942,972     16,716,081
                                                                 --------------
Total Energy.........................................             2,937,905,277
                                                                 --------------
Financials -- (19.0%)
    Aflac, Inc.......................................    961,862     69,523,385
*   Alleghany Corp...................................     30,744     16,709,364
    Allied World Assurance Co. Holdings AG...........    274,410     11,248,066
    Allstate Corp. (The).............................  1,286,197     87,885,841
    Ally Financial, Inc..............................  1,817,184     32,781,999
    American Financial Group, Inc....................    427,555     31,254,270
    American International Group, Inc................  2,735,967    148,946,043
    Assurant, Inc....................................    328,056     27,231,929
    Assured Guaranty, Ltd............................    203,216      5,444,157
    Axis Capital Holdings, Ltd.......................    459,271     25,526,282
    Bank of America Corp............................. 15,466,925    224,115,743
    Bank of New York Mellon Corp. (The)..............  3,341,084    131,638,710
#   BB&T Corp........................................  1,858,294     68,515,300
#   BOK Financial Corp...............................      4,796        312,843
    Capital One Financial Corp.......................  2,036,842    136,631,361
    Chubb, Ltd.......................................    222,705     27,896,028
#   Cincinnati Financial Corp........................     52,042      3,887,537
    CIT Group, Inc...................................    341,837     11,813,887
    Citigroup, Inc...................................  8,175,969    358,189,202
    Citizens Financial Group, Inc....................    146,895      3,280,165
    CME Group, Inc...................................    722,112     73,828,731
    CNA Financial Corp...............................    411,026     13,082,958
    Comerica, Inc....................................    125,755      5,689,156
*   E*TRADE Financial Corp...........................    116,129      2,912,515
    Endurance Specialty Holdings, Ltd................     31,340      2,119,524
#   Everest Re Group, Ltd............................    220,574     41,690,692
    Fifth Third Bancorp..............................  4,871,061     92,452,738
#   First American Financial Corp....................      8,092        338,327
    Goldman Sachs Group, Inc. (The)..................  1,110,642    176,381,056
    Hartford Financial Services Group, Inc. (The)....  2,313,908     92,209,234
#   Huntington Bancshares, Inc.......................  3,000,518     28,504,921
    Invesco, Ltd.....................................    187,635      5,475,189
    JPMorgan Chase & Co.............................. 11,191,892    715,945,331
#   KeyCorp..........................................  1,671,037     19,551,133
    Legg Mason, Inc..................................    516,746     17,641,708
#   Leucadia National Corp...........................    187,821      3,429,611
    Lincoln National Corp............................  1,164,852     50,869,087
    Loews Corp.......................................  1,684,881     69,636,132
#   M&T Bank Corp....................................    315,719     36,168,769
    MetLife, Inc.....................................  2,038,507     87,125,789
    Morgan Stanley...................................  3,249,559     93,359,830
    Nasdaq, Inc......................................    640,297     45,307,416

                                     1972

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                        SHARES       VALUE+
                                                      ---------- --------------
Financials -- (Continued)
#   Navient Corp.....................................     70,982 $    1,007,944
    New York Community Bancorp, Inc..................    558,598      8,071,741
    Old Republic International Corp..................    776,363     15,045,915
#   PacWest Bancorp..................................    122,734      5,075,051
#   People's United Financial, Inc...................    293,030      4,442,335
    PNC Financial Services Group, Inc. (The).........  1,273,546    105,258,577
    Principal Financial Group, Inc...................  1,639,822     76,464,900
    Prudential Financial, Inc........................  1,096,602     82,563,165
    Regions Financial Corp...........................  5,273,107     48,354,391
    Reinsurance Group of America, Inc................    312,945     31,059,791
#   RenaissanceRe Holdings, Ltd......................     95,603     11,235,265
    State Street Corp................................    529,039     34,800,185
    SunTrust Banks, Inc..............................  1,252,716     52,977,360
*   Synchrony Financial..............................    524,514     14,623,450
    Travelers Cos., Inc. (The).......................  1,130,153    131,346,382
    Unum Group.......................................  1,162,077     38,824,993
    Validus Holdings, Ltd............................    167,263      8,267,810
    Voya Financial, Inc..............................    113,438      2,907,416
    Wells Fargo & Co.................................  4,996,417    239,678,123
#   WR Berkley Corp..................................    214,424     12,477,333
    XL Group, Ltd....................................  1,261,223     43,650,928
#   Zions Bancorporation.............................    710,094     19,797,421
                                                                 --------------
Total Financials.....................................             4,084,482,435
                                                                 --------------
Health Care -- (10.7%)
#*  Acadia Healthcare Co., Inc.......................     28,993      1,638,105
    Aetna, Inc.......................................  1,802,581    207,675,357
*   Alere, Inc.......................................      8,494        318,525
*   Allergan P.L.C...................................    496,938    125,700,467
#*  Amsurg Corp......................................     48,429      3,632,659
    Anthem, Inc......................................  1,445,532    189,856,173
#*  Bio-Rad Laboratories, Inc. Class A...............      2,125        308,316
*   Boston Scientific Corp...........................  2,401,062     58,297,785
*   Centene Corp.....................................    179,020     12,629,861
    Cigna Corp.......................................    320,341     41,311,175
    Danaher Corp.....................................    465,033     37,872,288
*   DaVita HealthCare Partners, Inc..................    374,271     29,020,973
    DENTSPLY SIRONA, Inc.............................     33,998      2,177,232
#*  Envision Healthcare Holdings, Inc................     60,466      1,486,859
*   Express Scripts Holding Co.......................  2,738,677    208,331,159
*   Hologic, Inc.....................................    407,378     15,679,979
    Humana, Inc......................................    707,042    122,000,097
*   Laboratory Corp. of America Holdings.............    378,378     52,806,434
*   Mallinckrodt P.L.C...............................    462,563     31,148,992
#*  MEDNAX, Inc......................................    105,146      7,245,611
    Medtronic P.L.C..................................  2,958,850    259,284,026
*   Mylan NV.........................................    799,559     37,411,366
#   Perrigo Co. P.L.C................................     13,380      1,222,798
    Pfizer, Inc...................................... 16,340,523    602,801,894
    Quest Diagnostics, Inc...........................    751,844     64,929,248
    STERIS P.L.C.....................................      9,297        659,622
#   Teleflex, Inc....................................     92,013     16,590,864
    Thermo Fisher Scientific, Inc....................  1,023,977    162,648,507

                                     1973

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                        SHARES       VALUE+
                                                       --------- --------------
Health Care -- (Continued)
    UnitedHealth Group, Inc...........................    28,926 $    4,142,203
    Universal Health Services, Inc. Class B...........    10,422      1,349,962
#*  WellCare Health Plans, Inc........................    28,890      3,085,452
    Zimmer Biomet Holdings, Inc.......................    96,616     12,670,222
                                                                 --------------
Total Health Care.....................................            2,315,934,211
                                                                 --------------
Industrials -- (11.5%)
#*  AECOM.............................................   468,678     16,633,382
#   AGCO Corp.........................................   397,047     19,121,783
    AMERCO............................................    22,774      9,007,345
    Carlisle Cos., Inc................................    81,461      8,414,107
#   Caterpillar, Inc.................................. 1,458,164    120,677,653
    Chicago Bridge & Iron Co. NV......................   228,793      7,735,491
#*  Colfax Corp.......................................    38,985      1,144,600
    CSX Corp.......................................... 5,234,843    148,303,102
    Cummins, Inc......................................   298,701     36,671,522
    Dover Corp........................................   808,291     57,736,226
    Eaton Corp. P.L.C................................. 1,428,142     90,558,484
    FedEx Corp........................................   853,987    138,260,495
#   Fluor Corp........................................   529,146     28,319,894
*   Fortive Corp......................................   182,773      8,811,486
    General Electric Co............................... 9,970,047    310,467,264
*   Herc Holdings, Inc................................    34,578      1,222,332
*   Hertz Global Holdings, Inc........................   269,101     13,099,837
    Ingersoll-Rand P.L.C..............................   495,812     32,852,503
#*  Jacobs Engineering Group, Inc.....................   206,007     11,025,495
*   JetBlue Airways Corp.............................. 1,847,009     33,855,675
    Kansas City Southern..............................   557,375     53,569,311
    L-3 Communications Holdings, Inc..................   381,253     57,809,392
    Macquarie Infrastructure Corp.....................    14,935      1,144,768
    ManpowerGroup, Inc................................   289,357     20,081,376
    Nielsen Holdings P.L.C............................    71,330      3,841,834
    Norfolk Southern Corp............................. 1,569,304    140,892,113
    Northrop Grumman Corp.............................   511,766    110,863,869
    Orbital ATK, Inc..................................    52,588      4,581,466
    Owens Corning.....................................   656,324     34,726,103
#   PACCAR, Inc.......................................   521,622     30,760,049
#   Pentair P.L.C.....................................   929,305     59,308,245
#*  Quanta Services, Inc..............................   153,044      3,917,926
    Republic Services, Inc............................ 2,207,365    113,149,530
    Ryder System, Inc.................................   109,553      7,219,543
    Southwest Airlines Co............................. 3,733,160    138,164,252
    Stanley Black & Decker, Inc....................... 1,095,910    133,372,247
    Textron, Inc...................................... 1,288,590     50,255,010
    Union Pacific Corp................................ 3,535,495    328,977,810
*   United Continental Holdings, Inc..................   771,693     36,184,685
#*  United Rentals, Inc...............................   349,139     27,815,904
*   Waste Connections Inc.............................   475,433     35,410,250
                                                                 --------------
Total Industrials.....................................            2,485,964,359
                                                                 --------------
Information Technology -- (13.1%)
#   Activision Blizzard, Inc..........................   194,758      7,821,481

                                     1974

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                        SHARES       VALUE+
                                                      ---------- --------------
Information Technology -- (Continued)
    Amdocs, Ltd......................................     87,859 $    5,127,451
*   ARRIS International P.L.C........................    112,938      3,076,431
*   Arrow Electronics, Inc...........................    593,942     39,491,204
    Avnet, Inc.......................................    749,111     30,788,462
    Brocade Communications Systems, Inc..............  1,391,533     12,941,257
    CA, Inc..........................................  2,510,454     86,987,231
    Cisco Systems, Inc............................... 16,287,948    497,271,052
#*  CommerceHub, Inc. Series A.......................     53,622        756,074
*   CommerceHub, Inc. Series C.......................    107,245      1,501,424
#   Computer Sciences Corp...........................    318,655     15,241,269
#   Corning, Inc.....................................  3,676,381     81,689,186
*   EchoStar Corp. Class A...........................      2,635        102,633
    EMC Corp.........................................  6,310,731    178,467,473
    Fidelity National Information Services, Inc......  1,453,689    115,611,886
#*  First Solar, Inc.................................    220,385     10,287,572
*   Flextronics International, Ltd...................    645,975      8,184,503
#   Hewlett Packard Enterprise Co....................  9,162,273    192,590,978
    HP, Inc..........................................  9,619,949    134,775,486
    IAC/InterActiveCorp..............................    120,638      6,992,178
    Ingram Micro, Inc. Class A.......................    715,108     24,485,298
    Intel Corp....................................... 19,583,733    682,688,932
#   Jabil Circuit, Inc...............................    403,242      8,205,975
    Juniper Networks, Inc............................    798,243     18,112,134
#   Lam Research Corp................................    874,854     78,535,644
    Marvell Technology Group, Ltd....................    398,733      4,685,113
#*  Micron Technology, Inc...........................  3,715,075     51,045,131
#   NetApp, Inc......................................    513,180     13,522,293
*   Nuance Communications, Inc.......................    113,903      1,830,421
#   NVIDIA Corp......................................  1,824,559    104,182,319
*   Qorvo, Inc.......................................    210,564     13,313,962
    QUALCOMM, Inc....................................  2,685,866    168,081,494
    SS&C Technologies Holdings, Inc..................     18,255        588,176
    Symantec Corp....................................  1,837,610     37,542,372
*   Synopsys, Inc....................................      8,433        456,731
    TE Connectivity, Ltd.............................    872,949     52,621,366
#   Teradyne, Inc....................................    168,905      3,335,874
#   Western Digital Corp.............................    610,512     29,005,425
    Xerox Corp.......................................  5,967,302     61,463,211
*   Yahoo!, Inc......................................    877,399     33,507,868
                                                                 --------------
Total Information Technology.........................             2,816,914,970
                                                                 --------------
Materials -- (4.3%)
#   Albemarle Corp...................................    235,869     19,853,094
#   Alcoa, Inc.......................................  5,542,905     58,865,651
    Ashland, Inc.....................................    369,626     41,856,448
#   Ball Corp........................................     79,907      5,647,028
#   CF Industries Holdings, Inc......................    392,811      9,694,576
    Dow Chemical Co. (The)...........................    822,454     44,141,106
    Eastman Chemical Co..............................    789,758     51,515,914
#   Freeport-McMoRan, Inc............................  7,545,698     97,792,246
*   Ingevity Corp....................................    125,857      4,816,547
#   International Paper Co...........................  2,580,530    118,214,079
#   Martin Marietta Materials, Inc...................     60,975     12,356,584

                                     1975

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                      SHARES        VALUE+
                                                    ----------- ---------------
Materials -- (Continued)
#            Mosaic Co. (The)......................   1,616,370 $    43,641,990
             Newmont Mining Corp...................   3,239,227     142,525,988
#            Nucor Corp............................   2,175,389     116,687,866
             Reliance Steel & Aluminum Co..........     384,693      30,175,319
#            Sonoco Products Co....................      12,855         654,705
             Steel Dynamics, Inc...................     886,631      23,779,443
             Vulcan Materials Co...................     563,226      69,828,760
#            Westlake Chemical Corp................     104,427       4,776,491
             WestRock Co...........................     833,645      35,771,707
                                                                ---------------
Total Materials....................................                 932,595,542
                                                                ---------------
Telecommunication Services -- (5.1%)
             AT&T, Inc.............................  20,155,917     872,549,647
#            CenturyLink, Inc......................   3,689,142     115,986,624
#            Frontier Communications Corp..........   4,301,274      22,366,625
*            Level 3 Communications, Inc...........     820,563      41,520,488
#*           Sprint Corp...........................   2,011,161      12,348,528
#*           T-Mobile US, Inc......................     768,418      35,608,490
#*           United States Cellular Corp...........     198,819       8,042,229
                                                                ---------------
Total Telecommunication Services...................               1,108,422,631
                                                                ---------------
Utilities -- (0.3%)
#*           Calpine Corp..........................   1,322,260      18,167,852
#            NRG Energy, Inc.......................   1,541,737      21,337,640
#            UGI Corp..............................     511,103      23,132,522
                                                                ---------------
Total Utilities....................................                  62,638,014
                                                                ---------------
TOTAL COMMON STOCKS................................              20,511,765,757
                                                                ---------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)#*  Safeway Casa Ley Contingent Value
               Rights..............................     196,076         198,998
(degrees)#*  Safeway PDC, LLC Contingent Value
               Rights..............................     196,076           9,568
TOTAL RIGHTS/WARRANTS..............................                     208,566
                                                                ---------------
TOTAL INVESTMENT SECURITIES........................              20,511,974,323
                                                                ---------------
TEMPORARY CASH INVESTMENTS -- (1.0%)
             State Street Institutional Liquid
               Reserves, 0.457%.................... 224,537,961     224,537,961
                                                                ---------------
SECURITIES LENDING COLLATERAL -- (3.9%)
(S)@         DFA Short Term Investment Fund........  71,331,617     825,306,811
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $15,721,778,281)^^.........................             $21,561,819,095
                                                                ===============

                                     1976

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

Summary of the Series' investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                           ----------------------------------------------------
                               LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                           --------------- ------------ ------- ---------------
 Common Stocks
    Consumer
      Discretionary....... $ 2,556,656,379           --   --    $ 2,556,656,379
    Consumer Staples......   1,210,251,939           --   --      1,210,251,939
    Energy................   2,937,905,277           --   --      2,937,905,277
    Financials............   4,084,482,435           --   --      4,084,482,435
    Health Care...........   2,315,934,211           --   --      2,315,934,211
    Industrials...........   2,485,964,359           --   --      2,485,964,359
    Information
      Technology..........   2,816,914,970           --   --      2,816,914,970
    Materials.............     932,595,542           --   --        932,595,542
    Telecommunication
      Services............   1,108,422,631           --   --      1,108,422,631
    Utilities.............      62,638,014           --   --         62,638,014
 Rights/Warrants..........              -- $    208,566   --            208,566
 Temporary Cash
   Investments............     224,537,961           --   --        224,537,961
 Securities Lending
   Collateral.............              --  825,306,811   --        825,306,811
 Futures Contracts**......       4,645,026           --   --          4,645,026
                           --------------- ------------   --    ---------------
 TOTAL.................... $20,740,948,744 $825,515,377   --    $21,566,464,121
                           =============== ============   ==    ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                                     1977

                      THE DFA INTERNATIONAL VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                          SHARES     VALUE++
                                                         --------- ------------
COMMON STOCKS -- (92.9%)

AUSTRALIA -- (6.5%)
    Asciano, Ltd........................................ 4,216,676 $ 29,320,837
    Aurizon Holdings, Ltd............................... 3,460,824   13,695,053
#   Australia & New Zealand Banking Group, Ltd.......... 4,146,039   81,571,070
    Bank of Queensland, Ltd.............................   390,802    3,143,986
#   Bendigo & Adelaide Bank, Ltd........................   849,345    6,562,875
    BHP Billiton, Ltd................................... 5,422,068   80,366,860
#   BHP Billiton, Ltd. Sponsored ADR.................... 1,503,099   44,627,009
    BlueScope Steel, Ltd................................    27,107      174,875
    Boral, Ltd.......................................... 1,650,081    8,629,222
#   Fortescue Metals Group, Ltd......................... 6,318,515   21,550,116
#   Harvey Norman Holdings, Ltd.........................   331,698    1,220,263
    Incitec Pivot, Ltd.................................. 3,921,427    8,585,918
    Macquarie Group, Ltd................................   213,984   12,115,143
    National Australia Bank, Ltd........................   317,804    6,424,766
*   Newcrest Mining, Ltd................................ 3,280,133   63,885,675
    Orica, Ltd..........................................   447,136    4,827,667
    Origin Energy, Ltd.................................. 2,811,666   11,855,911
    QBE Insurance Group, Ltd............................ 2,118,794   17,684,649
    Rio Tinto, Ltd...................................... 1,211,447   46,230,293
    Santos, Ltd......................................... 3,851,115   13,164,949
*   South32, Ltd........................................ 3,529,457    4,976,829
*   South32, Ltd. ADR...................................   354,708    2,456,353
    Star Entertainment Grp, Ltd. (The).................. 1,518,855    6,860,296
    Suncorp Group, Ltd.................................. 2,348,697   23,977,216
    Tatts Group, Ltd.................................... 1,673,915    5,253,528
    Treasury Wine Estates, Ltd..........................   917,461    6,739,089
    Washington H Soul Pattinson & Co., Ltd..............    50,812      672,363
    Wesfarmers, Ltd.....................................   947,957   31,004,025
    Woodside Petroleum, Ltd............................. 2,910,932   59,462,782
                                                                   ------------
TOTAL AUSTRALIA.........................................            617,039,618
                                                                   ------------
AUSTRIA -- (0.1%)
    Erste Group Bank AG.................................   144,232    3,822,362
    OMV AG..............................................   117,337    3,134,145
*   Raiffeisen Bank International AG....................    35,846      472,980
                                                                   ------------
TOTAL AUSTRIA...........................................              7,429,487
                                                                   ------------
BELGIUM -- (1.0%)
    Ageas...............................................   554,357   18,636,762
    Colruyt SA..........................................    73,576    4,104,201
*   KBC Group NV........................................   425,892   22,138,495
    Proximus SADP.......................................   323,935   10,111,906
    Solvay SA...........................................   237,568   24,660,869
#   UCB SA..............................................   119,725    9,367,755
    Umicore SA..........................................   187,273   10,835,547
                                                                   ------------
TOTAL BELGIUM...........................................             99,855,535
                                                                   ------------
CANADA -- (7.8%)
    AltaGas, Ltd........................................    70,000    1,783,173
    Bank of Montreal.................................... 1,645,325  105,498,239
    Barrick Gold Corp...................................   192,737    4,213,231

                                     1978

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
CANADA -- (Continued)
*   BlackBerry, Ltd.(09228F103).........................   270,671 $  2,057,100
*   BlackBerry, Ltd.(BCBHZ31)........................... 1,473,803   11,175,008
    Cameco Corp.(13321L108).............................   557,271    5,327,511
    Cameco Corp.(2166160)...............................   487,986    4,664,393
    Canadian Natural Resources, Ltd.(136385101)......... 1,406,056   42,505,073
    Canadian Natural Resources, Ltd.(2171573)........... 1,566,585   47,442,095
    Cenovus Energy, Inc................................. 1,195,673   17,098,124
    Crescent Point Energy Corp.(22576C101).............. 1,477,823   21,620,555
#   Crescent Point Energy Corp.(B67C8W8)................   374,472    5,475,181
*   Detour Gold Corp....................................   115,774    3,027,247
    Eldorado Gold Corp.(2307873)........................   881,059    3,610,206
    Eldorado Gold Corp.(284902103)......................   109,318      447,111
    Empire Co., Ltd. Class A............................   788,935   12,568,336
#   Enbridge Income Fund Holdings, Inc..................    62,857    1,564,625
    Encana Corp......................................... 1,373,775   11,058,889
    Fairfax Financial Holdings, Ltd.....................    66,650   35,733,670
    Finning International, Inc..........................   641,129   10,390,449
#   First Quantum Minerals, Ltd.........................   305,354    2,640,405
#   Genworth MI Canada, Inc.............................   112,861    3,014,179
    Goldcorp, Inc.(2676302).............................   669,719   11,966,870
    Goldcorp, Inc.(380956409)...........................   883,916   15,804,418
    Hudson's Bay Co.....................................    86,528    1,087,523
    Husky Energy, Inc................................... 1,181,400   13,898,291
    Imperial Oil, Ltd.(2454241).........................    80,806    2,486,100
    Imperial Oil, Ltd.(453038408).......................    29,982      920,148
    Industrial Alliance Insurance & Financial Services,
      Inc...............................................   321,295   10,458,421
*   Kinross Gold Corp................................... 4,408,637   22,791,943
*   Lundin Mining Corp..................................   904,499    3,782,457
    Manulife Financial Corp.(2492519)................... 3,069,538   41,847,185
    Manulife Financial Corp.(56501R106).................   467,770    6,375,705
    Maple Leaf Foods, Inc...............................    82,521    1,878,393
    PrairieSky Royalty, Ltd.............................    58,621    1,140,857
    Silver Wheaton Corp.................................   675,409   18,823,649
    Sun Life Financial, Inc.(2566124)...................   866,399   28,547,072
    Sun Life Financial, Inc.(866796105).................   180,466    5,951,769
    Suncor Energy, Inc.(B3NB1P2)........................ 3,911,426  105,271,341
#   Suncor Energy, Inc.(867224107)......................   985,458   26,518,675
    Tahoe Resources, Inc................................    28,464      441,899
    Teck Resources, Ltd. Class B(2879327)............... 1,123,435   17,905,781
    Teck Resources, Ltd. Class B(878742204).............   311,580    4,963,469
*   Tourmaline Oil Corp.................................   812,584   20,817,933
*   Turquoise Hill Resources, Ltd.(900435108)...........   127,382      453,480
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)............. 1,251,725    4,457,949
    West Fraser Timber Co., Ltd.........................    11,349      389,933
    WSP Global, Inc.....................................   148,118    4,440,193
    Yamana Gold, Inc.................................... 2,196,371   12,566,073
                                                                   ------------
TOTAL CANADA............................................            738,902,327
                                                                   ------------
DENMARK -- (1.7%)
    AP Moeller - Maersk A.S. Class A....................     7,706   10,075,480
    AP Moeller - Maersk A.S. Class B....................    19,275   26,185,249
    Carlsberg A.S. Class B..............................   195,412   19,406,971
    Danske Bank A.S.....................................   805,353   21,901,650

                                     1979

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
DENMARK -- (Continued)
    DSV A.S.............................................   306,358 $ 13,641,661
#*  H Lundbeck A.S......................................    93,064    3,783,013
    ISS A.S.............................................   216,989    8,369,568
    Novozymes A.S. Class B..............................    47,990    2,355,316
    Tryg A.S............................................    12,675      236,278
    Vestas Wind Systems A.S.............................   766,236   53,568,184
                                                                   ------------
TOTAL DENMARK...........................................            159,523,370
                                                                   ------------
FINLAND -- (0.7%)
    Fortum Oyj..........................................   675,092   11,214,663
    Neste Oyj...........................................   218,605    8,295,948
    Stora Enso Oyj Class R.............................. 1,827,123   16,598,466
    Stora Enso Oyj Sponsored ADR........................    91,500      825,330
    UPM-Kymmene Oyj..................................... 1,205,844   24,867,505
#   UPM-Kymmene Oyj Sponsored ADR.......................    69,300    1,428,134
                                                                   ------------
TOTAL FINLAND...........................................             63,230,046
                                                                   ------------
FRANCE -- (8.3%)
    AXA SA.............................................. 1,878,981   38,241,679
    AXA SA Sponsored ADR................................     9,929      201,559
    BNP Paribas SA...................................... 1,037,040   51,441,626
    Bollore SA.......................................... 1,500,814    5,433,959
    Bouygues SA.........................................   709,374   21,013,700
#   Casino Guichard Perrachon SA........................   178,667    9,683,500
    Cie de Saint-Gobain................................. 1,789,605   75,972,699
    Cie Generale des Etablissements Michelin............   334,818   34,221,004
    CNP Assurances......................................   431,433    6,591,577
    Credit Agricole SA..................................   588,029    5,208,943
#   Electricite de France SA............................   538,044    7,042,554
    Engie SA............................................ 3,727,183   61,347,794
    Natixis SA.......................................... 2,277,633    9,391,881
    Orange SA........................................... 4,783,728   73,416,074
*   Peugeot SA.......................................... 1,856,241   28,036,504
    Renault SA..........................................   637,211   55,713,976
    SCOR SE.............................................   349,012   10,195,916
    Societe Generale SA................................. 1,935,625   65,992,656
    STMicroelectronics NV............................... 1,809,335   13,230,548
    Total SA............................................ 4,088,645  196,638,576
    Vivendi SA..........................................   909,282   17,854,387
                                                                   ------------
TOTAL FRANCE............................................            786,871,112
                                                                   ------------
GERMANY -- (6.9%)
    Allianz SE..........................................   730,758  104,706,433
    Allianz SE Sponsored ADR............................ 2,811,910   40,154,075
    Bayerische Motoren Werke AG.........................   972,382   83,784,395
    Commerzbank AG...................................... 1,443,145    9,526,003
    Daimler AG.......................................... 2,326,914  158,193,091
*   Deutsche Bank AG(5750355)...........................   855,448   11,504,331
#*  Deutsche Bank AG(D18190898).........................   771,660   10,371,110
#   Deutsche Lufthansa AG...............................   970,178   11,532,190
    E.ON SE............................................. 8,429,532   90,405,617

                                     1980

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
GERMANY -- (Continued)
    Fraport AG Frankfurt Airport Services Worldwide....    106,349 $  5,816,333
    Hannover Rueck SE..................................     34,383    3,516,845
    HeidelbergCement AG................................    366,716   31,064,807
#   K+S AG.............................................    148,481    3,103,552
    Linde AG...........................................      8,673    1,246,438
    Metro AG...........................................    427,942   13,768,328
    Muenchener Rueckversicherungs-Gesellschaft AG......    131,080   21,860,318
    Osram Licht AG.....................................      4,587      238,649
*   RWE AG.............................................  1,485,140   26,416,381
*   Talanx AG..........................................    172,028    5,174,028
    Telefonica Deutschland Holding AG..................  1,391,339    5,680,886
    Volkswagen AG......................................     86,008   12,718,285
                                                                   ------------
TOTAL GERMANY..........................................             650,782,095
                                                                   ------------
HONG KONG -- (2.7%)
#   Bank of East Asia, Ltd. (The)......................    799,198    3,308,475
    Cathay Pacific Airways, Ltd........................  4,603,000    7,485,897
    CK Hutchison Holdings, Ltd.........................  3,787,484   44,392,831
    FIH Mobile, Ltd....................................  3,246,000    1,106,212
    Great Eagle Holdings, Ltd..........................     15,363       69,477
    Guoco Group, Ltd...................................      6,000       68,308
    Hang Lung Group, Ltd...............................  1,919,000    6,218,207
    Hang Lung Properties, Ltd..........................  4,582,000    9,930,035
    Henderson Land Development Co., Ltd................     71,042      424,064
    Hongkong & Shanghai Hotels, Ltd. (The).............    544,631      582,983
    Hopewell Holdings, Ltd.............................    938,669    3,109,144
    Kerry Properties, Ltd..............................  2,239,500    6,141,624
#   MTR Corp., Ltd.....................................    948,959    5,374,471
    New World Development Co., Ltd..................... 24,926,156   29,048,822
    NWS Holdings, Ltd..................................  2,036,968    3,340,310
    Orient Overseas International, Ltd.................     88,500      314,189
    Shangri-La Asia, Ltd...............................  4,380,000    4,712,548
    Sino Land Co., Ltd.................................  6,162,178   11,025,707
    Sun Hung Kai Properties, Ltd.......................  3,532,920   50,691,925
    Swire Pacific, Ltd. Class A........................  2,098,000   25,142,143
    Swire Pacific, Ltd. Class B........................  1,097,500    2,282,585
    Wharf Holdings, Ltd. (The).........................  3,372,990   23,310,692
    Wheelock & Co., Ltd................................  3,599,000   19,299,276
    Yue Yuen Industrial Holdings, Ltd..................    160,000      650,159
                                                                   ------------
TOTAL HONG KONG........................................             258,030,084
                                                                   ------------
IRELAND -- (0.3%)
*   Bank of Ireland.................................... 33,479,054    6,922,118
    CRH P.L.C..........................................    319,932    9,762,786
    CRH P.L.C. Sponsored ADR...........................    270,083    8,307,753
                                                                   ------------
TOTAL IRELAND..........................................              24,992,657
                                                                   ------------
ISRAEL -- (0.4%)
    Azrieli Group, Ltd.................................     29,237    1,286,591
    Bank Hapoalim BM...................................  3,220,797   16,418,442
*   Bank Leumi Le-Israel BM............................  3,064,622   11,042,892
    Israel Chemicals, Ltd..............................     89,453      360,275

                                     1981

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
ISRAEL -- (Continued)
    Mizrahi Tefahot Bank, Ltd...........................    365,367 $ 4,438,251
                                                                    -----------
TOTAL ISRAEL............................................             33,546,451
                                                                    -----------
ITALY -- (0.9%)
    Eni SpA.............................................  1,825,255  27,999,452
    Intesa Sanpaolo SpA.................................  4,931,262  10,881,608
    Mediobanca SpA......................................  1,050,956   7,368,123
*   Telecom Italia SpA Sponsored ADR....................  1,847,002  15,681,047
#   UniCredit SpA....................................... 11,297,891  27,716,876
                                                                    -----------
TOTAL ITALY.............................................             89,647,106
                                                                    -----------
JAPAN -- (20.2%)
    Aeon Co., Ltd.......................................  2,442,200  35,092,402
    Aisin Seiki Co., Ltd................................    472,800  21,605,343
    Amada Holdings Co., Ltd.............................    542,100   5,907,918
    Aoyama Trading Co., Ltd.............................     41,900   1,542,970
    Asahi Glass Co., Ltd................................  3,076,000  17,670,853
    Asahi Kasei Corp....................................  4,472,000  33,801,685
    Bank of Kyoto, Ltd. (The)...........................    568,400   3,826,243
    Brother Industries, Ltd.............................    719,400   8,175,295
    Canon Marketing Japan, Inc..........................    131,800   2,264,955
    Chiba Bank, Ltd. (The)..............................    768,000   3,670,989
    Chugoku Bank, Ltd. (The)............................    256,900   2,893,854
    Citizen Holdings Co., Ltd...........................    689,600   3,693,819
    Coca-Cola East Japan Co., Ltd.......................    123,400   2,381,332
    Coca-Cola West Co., Ltd.............................    159,107   4,396,335
#   COMSYS Holdings Corp................................     31,300     520,614
*   Concordia Financial Group, Ltd......................  2,373,100  10,087,187
    Dai Nippon Printing Co., Ltd........................    871,000   9,724,350
    Dai-ichi Life Insurance Co., Ltd. (The).............  1,614,800  20,864,034
    Daido Steel Co., Ltd................................     13,000      52,757
#   Daihatsu Motor Co., Ltd.............................    581,500   8,733,414
    Daiwa Securities Group, Inc.........................  1,371,000   7,694,574
    Denka Co., Ltd......................................    992,000   4,301,873
    Denso Corp..........................................    179,600   6,954,045
    DIC Corp............................................    174,000   4,105,659
    Ebara Corp..........................................    724,000   3,937,401
    Fuji Electric Co., Ltd..............................    221,000     975,412
    Fuji Media Holdings, Inc............................     42,100     501,978
    FUJIFILM Holdings Corp..............................    592,600  21,261,561
    Fujitsu, Ltd........................................  3,805,000  15,796,392
    Fukuoka Financial Group, Inc........................  1,044,000   3,988,736
    Furukawa Electric Co., Ltd..........................    429,680   1,121,901
    Glory, Ltd..........................................    185,800   5,156,063
    Gunma Bank, Ltd. (The)..............................    650,397   2,622,284
    H2O Retailing Corp..................................    198,900   2,612,191
    Hachijuni Bank, Ltd. (The)..........................    565,531   2,645,703
    Hankyu Hanshin Holdings, Inc........................    359,800  13,385,750
    Heiwa Corp..........................................      6,300     129,433
    Hiroshima Bank, Ltd. (The)..........................    640,000   2,317,592
    Hitachi Capital Corp................................     58,400   1,066,495
    Hitachi Chemical Co., Ltd...........................    320,500   6,685,187

                                     1982

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
JAPAN -- (Continued)
    Hitachi Construction Machinery Co., Ltd.............    425,500 $ 6,920,045
    Hitachi High-Technologies Corp......................    101,600   3,456,655
    Hitachi Metals, Ltd.................................    334,100   3,714,448
    Hitachi Transport System, Ltd.......................    105,000   2,046,847
    Hitachi, Ltd........................................ 10,760,000  49,163,763
    Hokuhoku Financial Group, Inc.......................  1,919,000   2,462,796
    Honda Motor Co., Ltd................................  3,689,000  99,926,918
#   House Foods Group, Inc..............................     65,300   1,599,519
    Ibiden Co., Ltd.....................................    459,900   5,870,992
#   Idemitsu Kosan Co., Ltd.............................    115,596   2,263,195
#   IHI Corp............................................  1,136,000   3,160,907
    Iida Group Holdings Co., Ltd........................    191,500   3,791,285
    Inpex Corp..........................................  2,118,600  16,842,487
    Isetan Mitsukoshi Holdings, Ltd.....................    354,700   3,485,283
    Isuzu Motors, Ltd...................................    112,300   1,453,738
    ITOCHU Corp.........................................  3,425,500  38,837,810
    Iyo Bank, Ltd. (The)................................    400,900   2,583,790
    J Front Retailing Co., Ltd..........................    832,300   9,604,138
    JFE Holdings, Inc...................................  1,698,700  22,139,037
    JGC Corp............................................    130,200   1,906,084
    Joyo Bank, Ltd. (The)...............................  1,006,000   3,931,034
    JSR Corp............................................    315,300   4,306,686
    JTEKT Corp..........................................    225,600   3,151,171
    JX Holdings, Inc....................................  3,251,033  12,317,744
#   K's Holdings Corp...................................    142,600   2,635,800
    Kamigumi Co., Ltd...................................    398,000   3,581,726
    Kaneka Corp.........................................  1,045,542   7,873,981
    Kawasaki Heavy Industries, Ltd......................    950,000   2,794,784
#   Kawasaki Kisen Kaisha, Ltd..........................  3,196,000   7,844,824
    Kinden Corp.........................................    187,800   2,266,778
    Kobe Steel, Ltd.....................................  7,995,000   6,918,723
    Komatsu, Ltd........................................  1,449,500  28,166,325
    Konica Minolta, Inc.................................  1,910,700  15,355,554
#   Kuraray Co., Ltd....................................  1,181,800  14,904,906
    Kurita Water Industries, Ltd........................      7,500     166,240
#   Kyocera Corp........................................    152,900   7,243,754
    Kyocera Corp. Sponsored ADR.........................     25,197   1,186,275
    Kyushu Financial Group, Inc.........................    459,949   2,541,108
    LIXIL Group Corp....................................    487,800   9,072,540
    Marubeni Corp.......................................  4,523,100  21,028,233
    Mazda Motor Corp....................................  2,029,500  29,681,471
    Medipal Holdings Corp...............................    153,500   2,511,895
    Mitsubishi Chemical Holdings Corp...................  6,451,800  34,849,387
    Mitsubishi Corp.....................................    907,600  15,614,964
    Mitsubishi Gas Chemical Co., Inc....................    800,000   4,557,785
    Mitsubishi Heavy Industries, Ltd....................  6,219,000  26,436,984
#   Mitsubishi Logistics Corp...........................     31,000     431,633
    Mitsubishi Materials Corp...........................  5,182,000  13,617,990
    Mitsubishi Motors Corp..............................    705,200   3,287,300
    Mitsubishi UFJ Financial Group, Inc................. 16,937,406  85,627,464
    Mitsubishi UFJ Financial Group, Inc. Sponsored
      ADR...............................................  4,781,372  24,384,997
    Mitsubishi UFJ Lease & Finance Co., Ltd.............    856,500   3,446,223
    Mitsui & Co., Ltd...................................    660,200   7,734,802

                                     1983

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
JAPAN -- (Continued)
    Mitsui & Co., Ltd. Sponsored ADR....................     11,723 $ 2,743,416
    Mitsui Chemicals, Inc...............................  3,169,800  13,407,675
    Mitsui OSK Lines, Ltd...............................  2,567,000   5,467,186
    Mizuho Financial Group, Inc......................... 49,478,100  79,378,972
    Mizuho Financial Group, Inc. ADR....................    205,757     656,365
    MS&AD Insurance Group Holdings, Inc.................    433,453  12,488,531
    NEC Corp............................................ 10,595,101  28,933,785
    NGK Spark Plug Co., Ltd.............................     16,000     261,115
    NH Foods, Ltd.......................................    179,536   4,365,995
    NHK Spring Co., Ltd.................................    455,600   3,981,684
#   Nikon Corp..........................................    478,800   6,765,813
    Nippo Corp..........................................    159,000   2,922,862
    Nippon Electric Glass Co., Ltd......................    529,000   2,401,490
    Nippon Express Co., Ltd.............................  3,185,238  16,067,725
#   Nippon Paper Industries Co., Ltd....................    334,100   6,078,888
    Nippon Shokubai Co., Ltd............................     72,000   4,528,392
    Nippon Steel & Sumitomo Metal Corp..................  2,021,593  38,005,096
    Nippon Yusen K.K....................................  7,713,000  13,650,030
    Nissan Motor Co., Ltd...............................  6,015,000  58,276,150
    Nisshinbo Holdings, Inc.............................    305,000   2,838,518
    NOK Corp............................................    289,420   5,503,270
    Nomura Holdings, Inc................................  4,801,600  21,612,752
    Nomura Real Estate Holdings, Inc....................    181,900   3,137,075
    NSK, Ltd............................................    253,000   2,128,106
    Obayashi Corp.......................................    279,682   3,058,810
    Oji Holdings Corp...................................  3,534,000  14,737,998
    ORIX Corp...........................................  1,202,400  16,873,961
    Otsuka Holdings Co., Ltd............................     87,500   4,159,744
    Resona Holdings, Inc................................  7,208,900  28,754,768
    Ricoh Co., Ltd......................................  3,215,400  28,398,660
    Rohm Co., Ltd.......................................     84,700   3,604,074
    Sankyo Co., Ltd.....................................     73,900   2,690,678
    SBI Holdings, Inc...................................    506,400   5,483,904
    Sega Sammy Holdings, Inc............................    169,200   1,852,772
    Seino Holdings Co., Ltd.............................    243,900   2,483,848
    Sekisui Chemical Co., Ltd...........................    105,000   1,527,095
#   Sekisui House, Ltd..................................  1,345,900  22,424,412
    Shinsei Bank, Ltd...................................  3,207,000   4,811,026
    Shizuoka Bank, Ltd. (The)...........................    799,000   5,929,265
    Showa Shell Sekiyu K.K..............................    231,300   2,074,414
    SKY Perfect JSAT Holdings, Inc......................    524,100   2,309,859
    Sojitz Corp.........................................  1,674,600   4,034,770
    Sompo Japan Nipponkoa Holdings, Inc.................    297,600   9,612,275
    Sony Corp...........................................     41,600   1,365,598
#   Sony Corp. Sponsored ADR............................    548,583  18,328,158
    Sumitomo Chemical Co., Ltd..........................  6,896,000  30,521,474
    Sumitomo Corp.......................................    590,400   6,192,787
    Sumitomo Electric Industries, Ltd...................  2,838,500  39,105,713
    Sumitomo Forestry Co., Ltd..........................    466,500   6,570,387
    Sumitomo Heavy Industries, Ltd......................  1,822,000   8,644,375
    Sumitomo Metal Mining Co., Ltd......................  1,243,000  14,940,704
    Sumitomo Mitsui Financial Group, Inc................  2,854,200  90,476,196
    Sumitomo Mitsui Trust Holdings, Inc.................  5,066,436  16,836,856

                                     1984

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                        SHARES      VALUE++
                                                       --------- --------------
JAPAN -- (Continued)
#   Sumitomo Rubber Industries, Ltd...................   511,300 $    7,216,841
    Suzuken Co., Ltd..................................   113,000      3,604,026
    T&D Holdings, Inc................................. 2,073,500     21,145,557
    Taiheiyo Cement Corp..............................   997,000      2,849,368
    Takashimaya Co., Ltd..............................   753,634      5,709,823
    TDK Corp..........................................   443,000     27,180,830
#   Teijin, Ltd....................................... 3,858,450     14,512,128
    THK Co., Ltd......................................   147,300      2,910,292
    Tokai Rika Co., Ltd...............................   165,500      3,141,218
    Tokio Marine Holdings, Inc........................   333,600     12,912,731
    Tokyo Broadcasting System Holdings, Inc...........    20,600        291,861
    Toppan Printing Co., Ltd..........................   809,000      7,135,381
    Tosoh Corp........................................ 1,728,000      8,767,560
    Toyo Seikan Group Holdings, Ltd...................   250,749      4,885,167
    Toyoda Gosei Co., Ltd.............................   203,600      4,422,800
    Toyota Industries Corp............................    74,800      3,357,428
    Toyota Motor Corp.................................   185,300     10,383,247
    Toyota Tsusho Corp................................   923,500     20,389,061
    Ube Industries, Ltd............................... 3,078,000      5,366,313
    Ushio, Inc........................................    36,800        454,501
    Yamada Denki Co., Ltd............................. 1,571,100      8,284,516
    Yamaguchi Financial Group, Inc....................   320,148      3,161,680
#   Yokohama Rubber Co., Ltd. (The)...................   267,800      3,596,602
                                                                 --------------
TOTAL JAPAN...........................................            1,909,951,800
                                                                 --------------
NETHERLANDS -- (3.3%)
    Aegon NV.......................................... 2,344,257      9,491,733
    Akzo Nobel NV.....................................    32,447      2,097,468
*   ArcelorMittal(B03XPL1)............................ 4,038,112     26,158,397
#*  ArcelorMittal(B295F26)............................ 1,085,424      7,076,965
    Boskalis Westminster..............................   192,237      7,065,307
    Gemalto NV........................................     2,591        170,821
    ING Groep NV...................................... 6,261,830     70,007,289
    ING Groep NV Sponsored ADR........................ 1,202,410     13,479,016
    Koninklijke Ahold Delhaize NV..................... 1,171,136     27,959,923
    Koninklijke Ahold Delhaize NV Sponsored ADR.......   251,275      5,982,858
    Koninklijke DSM NV................................   732,627     46,890,988
    Koninklijke KPN NV................................ 3,251,631     10,694,930
    Koninklijke Philips NV(500472303).................   602,787     16,010,023
    Koninklijke Philips NV(5986622)................... 2,514,206     66,869,741
    NN Group NV.......................................   238,898      6,443,751
                                                                 --------------
TOTAL NETHERLANDS.....................................              316,399,210
                                                                 --------------
NEW ZEALAND -- (0.1%)
    Auckland International Airport, Ltd...............   620,315      3,307,951
    Fletcher Building, Ltd............................ 1,197,214      8,380,398
#   Fonterra Co-operative Group, Ltd..................    89,896        369,425
                                                                 --------------
TOTAL NEW ZEALAND.....................................               12,057,774
                                                                 --------------
NORWAY -- (0.7%)
    DNB ASA........................................... 1,374,543     15,179,320
    Norsk Hydro ASA................................... 3,080,639     13,209,181

                                     1985

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
NORWAY -- (Continued)
    Norsk Hydro ASA Sponsored ADR......................     59,900 $    253,377
#*  Seadrill, Ltd......................................    764,010    2,269,110
    Statoil ASA........................................  1,303,574   20,723,507
#   Statoil ASA Sponsored ADR..........................    550,878    8,764,469
*   Storebrand ASA.....................................    620,888    2,359,163
#*  Subsea 7 SA........................................    295,671    3,195,592
    Yara International ASA.............................     39,128    1,275,622
                                                                   ------------
TOTAL NORWAY...........................................              67,229,341
                                                                   ------------
PORTUGAL -- (0.0%)
*   Banco Espirito Santo SA............................  2,631,973           --
    EDP Renovaveis SA..................................    541,158    4,379,992
                                                                   ------------
TOTAL PORTUGAL.........................................               4,379,992
                                                                   ------------
SINGAPORE -- (1.0%)
    CapitaLand, Ltd....................................  4,978,600   11,820,868
    City Developments, Ltd.............................  1,110,600    7,067,735
    DBS Group Holdings, Ltd............................    787,587    9,105,171
    Frasers Centrepoint, Ltd...........................    453,300      513,008
    Golden Agri-Resources, Ltd......................... 12,719,900    3,426,489
    Hutchison Port Holdings Trust...................... 16,251,500    7,732,512
    Keppel Corp., Ltd..................................  4,423,300   17,503,088
    Olam International, Ltd............................    530,200      754,727
    SembCorp Industries, Ltd...........................  1,345,900    2,813,016
    Singapore Airlines, Ltd............................  2,389,100   19,582,883
    United Industrial Corp., Ltd.......................  2,016,170    4,110,930
    UOL Group, Ltd.....................................    974,274    4,203,537
    Wilmar International, Ltd..........................  2,629,200    6,099,932
                                                                   ------------
TOTAL SINGAPORE........................................              94,733,896
                                                                   ------------
SPAIN -- (2.4%)
    Acciona SA.........................................     11,619      857,620
#   Banco de Sabadell SA...............................  8,853,396   12,106,803
    Banco Popular Espanol SA...........................  3,182,696    4,457,882
    Banco Santander SA................................. 34,088,636  144,716,006
#   Banco Santander SA Sponsored ADR...................    784,463    3,326,123
    CaixaBank SA.......................................  1,623,334    4,076,164
    Iberdrola SA(B288C92)..............................  4,465,305   30,680,799
    Iberdrola SA(BD3JCF3)..............................     99,229      681,714
    Mapfre SA..........................................  1,066,920    2,611,137
    Repsol SA..........................................  1,842,980   23,344,299
                                                                   ------------
TOTAL SPAIN............................................             226,858,547
                                                                   ------------
SWEDEN -- (2.5%)
    Boliden AB.........................................  1,273,315   28,025,786
    Holmen AB Class A..................................      2,781       94,244
#   ICA Gruppen AB.....................................      2,667       89,233
    Meda AB Class A....................................    288,268    5,376,579
    Millicom International Cellular SA.................     14,250      760,863
    Nordea Bank AB.....................................  2,548,452   22,705,856
    Skandinaviska Enskilda Banken AB Class A...........  3,238,445   28,394,916
    Skandinaviska Enskilda Banken AB Class C...........     25,796      240,015

                                     1986

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
SWEDEN -- (Continued)
    Svenska Cellulosa AB SCA Class A...................     65,335 $  1,936,892
    Svenska Cellulosa AB SCA Class B...................  2,006,368   59,646,663
    Svenska Handelsbanken AB Class A...................    794,823    9,556,178
    Svenska Handelsbanken AB Class B...................      3,434       42,583
    Swedbank AB Class A................................    379,004    7,957,052
    Tele2 AB Class B...................................    840,482    7,100,752
#   Telefonaktiebolaget LM Ericsson Class A............     28,098      207,090
    Telefonaktiebolaget LM Ericsson Class B............  4,879,427   36,387,754
    Telefonaktiebolaget LM Ericsson Sponsored ADR......    834,580    6,234,313
    Telia Co AB........................................  5,789,696   26,419,331
                                                                   ------------
TOTAL SWEDEN...........................................             241,176,100
                                                                   ------------
SWITZERLAND -- (7.7%)
    ABB, Ltd...........................................  4,800,878  101,980,640
#   ABB, Ltd. Sponsored ADR............................    271,992    5,779,830
    Adecco Group AG....................................    640,328   35,145,021
    Baloise Holding AG.................................    200,163   22,529,591
    Banque Cantonale Vaudoise..........................        468      316,794
    Cie Financiere Richemont SA........................  1,271,917   77,322,345
    Clariant AG........................................    951,816   16,555,997
    Credit Suisse Group AG.............................    859,528    9,884,331
    Credit Suisse Group AG Sponsored ADR...............  1,052,790   12,170,252
*   Dufry AG...........................................     13,302    1,530,682
    Flughafen Zuerich AG...............................      3,638      681,980
    Julius Baer Group, Ltd.............................     89,619    3,674,739
    LafargeHolcim, Ltd.(7110753).......................    752,842   35,798,314
    LafargeHolcim, Ltd.(BZ3DNX4).......................    437,013   20,861,165
    Novartis AG........................................  1,332,371  110,511,033
    Novartis AG Sponsored ADR..........................      6,178      514,380
    Swatch Group AG (The)(7184736).....................    148,927    7,602,551
#   Swatch Group AG (The)(7184725).....................    121,282   31,756,947
    Swiss Life Holding AG..............................     57,586   13,135,918
    Swiss Re AG........................................  1,037,390   86,960,781
    UBS Group AG(BRJL176)..............................  3,448,485   47,406,706
*   UBS Group AG(H42097107)............................    500,015    6,890,207
    Zurich Insurance Group AG..........................    326,468   78,382,661
                                                                   ------------
TOTAL SWITZERLAND......................................             727,392,865
                                                                   ------------
UNITED KINGDOM -- (17.7%)
    Anglo American P.L.C...............................  3,284,169   35,968,727
#   Antofagasta P.L.C..................................    134,375      889,399
    Aviva P.L.C........................................  1,261,683    6,497,083
    Barclays P.L.C.....................................    823,736    1,679,564
    Barclays P.L.C. Sponsored ADR......................  4,766,662   39,277,295
    Barratt Developments P.L.C.........................  1,006,942    5,830,696
    BHP Billiton P.L.C.................................    767,576    9,678,003
    BHP Billiton P.L.C. ADR............................    268,993    6,875,461
    BP P.L.C...........................................  2,461,861   13,928,341
#   BP P.L.C. Sponsored ADR............................ 10,519,813  361,881,567
    Carnival P.L.C.....................................    202,514    9,740,997
#   Carnival P.L.C. ADR................................     51,691    2,496,158
    Glencore P.L.C..................................... 28,956,439   71,467,929

                                     1987

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
UNITED KINGDOM -- (Continued)
      HSBC Holdings P.L.C............................ 21,179,431 $  138,824,652
      HSBC Holdings P.L.C. Sponsored ADR.............  2,977,884     97,525,701
      Investec P.L.C.................................    243,094      1,446,958
#     J Sainsbury P.L.C..............................  6,300,339     18,696,556
      Kingfisher P.L.C...............................  6,466,417     28,715,261
      Lloyds Banking Group P.L.C..................... 19,424,152     13,661,953
#     Lloyds Banking Group P.L.C. ADR................    999,149      2,857,566
      Old Mutual P.L.C...............................  4,649,866     12,939,509
      Pearson P.L.C..................................    172,766      2,018,484
      Pearson P.L.C. Sponsored ADR...................  1,216,627     14,222,370
*     Royal Bank of Scotland Group P.L.C.............  3,092,753      7,871,766
#*    Royal Bank of Scotland Group P.L.C. Sponsored
        ADR..........................................    409,166      2,086,747
      Royal Dutch Shell P.L.C. Class A...............  2,158,849     55,741,916
      Royal Dutch Shell P.L.C. Class B...............    255,146      6,786,556
      Royal Dutch Shell P.L.C. Sponsored ADR,
        Class A......................................  2,815,706    145,825,394
#     Royal Dutch Shell P.L.C. Sponsored ADR,
        Class B......................................  3,794,361    205,692,310
      Royal Mail P.L.C...............................    346,085      2,333,704
      Standard Chartered P.L.C.......................  3,984,128     31,857,564
      Vodafone Group P.L.C........................... 58,351,986    177,266,395
#     Vodafone Group P.L.C. Sponsored ADR............  4,011,201    123,946,119
#     WM Morrison Supermarkets P.L.C.................  6,735,041     16,551,252
                                                                 --------------
TOTAL UNITED KINGDOM.................................             1,673,079,953
                                                                 --------------
TOTAL COMMON STOCKS..................................             8,803,109,366
                                                                 --------------
PREFERRED STOCKS -- (0.8%)

GERMANY -- (0.8%)
      Bayerische Motoren Werke AG....................     44,086      3,195,310
      Porsche Automobil Holding SE...................    230,577     12,057,853
      Volkswagen AG..................................    426,389     59,990,060
                                                                 --------------
TOTAL GERMANY........................................                75,243,223
                                                                 --------------
TOTAL PREFERRED STOCKS...............................                75,243,223
                                                                 --------------
TOTAL INVESTMENT SECURITIES..........................             8,878,352,589
                                                                 --------------

                                                                    VALUE+
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (6.3%)
(S)@  DFA Short Term Investment Fund................. 51,374,836    594,406,847
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $9,831,944,555)^^...........................            $9,472,759,436
                                                                 ==============

                                     1988

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

Summary of the Series' investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                           ----------------------------------------------------
                              LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                           -------------- -------------- ------- --------------
 Common Stocks
    Australia............. $   47,083,362 $  569,956,256   --    $  617,039,618
    Austria...............             --      7,429,487   --         7,429,487
    Belgium...............             --     99,855,535   --        99,855,535
    Canada................    738,902,327             --   --       738,902,327
    Denmark...............             --    159,523,370   --       159,523,370
    Finland...............      2,253,464     60,976,582   --        63,230,046
    France................        201,559    786,669,553   --       787,041,933
    Germany...............     50,525,185    600,256,910   --       650,782,095
    Hong Kong.............             --    258,030,084   --       258,030,084
    Ireland...............      8,307,753     16,684,904   --        24,992,657
    Israel................             --     33,546,451   --        33,546,451
    Italy.................     15,681,047     73,966,059   --        89,647,106
    Japan.................     47,299,211  1,862,652,589   --     1,909,951,800
    Netherlands...........    112,726,972    203,672,238   --       316,228,389
    New Zealand...........             --     12,057,774   --        12,057,774
    Norway................     11,286,956     55,942,385   --        67,229,341
    Portugal..............             --      4,379,992   --         4,379,992
    Singapore.............             --     94,733,896   --        94,733,896
    Spain.................      3,326,123    223,532,424   --       226,858,547
    Sweden................      6,234,313    234,941,787   --       241,176,100
    Switzerland...........     25,354,669    702,038,196   --       727,392,865
    United Kingdom........  1,002,686,688    670,393,265   --     1,673,079,953
 Preferred Stocks
    Germany...............             --     75,243,223   --        75,243,223
 Securities Lending
   Collateral.............             --    594,406,847   --       594,406,847
 Futures Contracts**......      2,886,992             --   --         2,886,992
                           -------------- --------------   --    --------------
 TOTAL.................... $2,074,756,621 $7,400,889,807   --    $9,475,646,428
                           ============== ==============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                                     1989

                       THE JAPANESE SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                           SHARES     VALUE++
                                                          --------- -----------
COMMON STOCKS -- (90.8%)

Consumer Discretionary -- (17.8%)
#   Accordia Golf Co., Ltd...............................   375,789 $ 4,380,843
    Adastria Co., Ltd....................................   194,640   6,063,228
#   Aeon Fantasy Co., Ltd................................    49,332   1,215,854
*   AGORA Hospitality Group Co., Ltd.....................   591,000     200,581
    Ahresty Corp.........................................   133,300     947,545
    Aigan Co., Ltd.......................................    67,900     136,240
    Aisan Industry Co., Ltd..............................   201,800   1,448,663
#*  Akebono Brake Industry Co., Ltd......................   507,200   1,036,341
#   Alpen Co., Ltd.......................................   110,000   1,901,326
    Alpha Corp...........................................    30,400     286,025
    Alpine Electronics, Inc..............................   277,500   2,997,716
    Amiyaki Tei Co., Ltd.................................    25,600   1,015,742
    Amuse, Inc...........................................    70,298   1,382,973
*   Anrakutei Co., Ltd...................................    22,000      97,782
#   AOI Pro, Inc.........................................    46,500     435,781
#   AOKI Holdings, Inc...................................   268,400   3,000,777
    Aoyama Trading Co., Ltd..............................   304,000  11,194,817
    Arata Corp...........................................    24,000     533,079
    Arcland Sakamoto Co., Ltd............................   176,200   1,956,324
    Arcland Service Holdings Co., Ltd....................    29,700     845,858
    Asahi Broadcasting Corp..............................    24,800     152,070
#   Asahi Co., Ltd.......................................   103,300   1,463,612
    Asante, Inc..........................................    15,100     226,207
    Asatsu-DK, Inc.......................................   198,500   4,634,554
#   Ashimori Industry Co., Ltd...........................   254,000     416,355
    ASKUL Corp...........................................    20,200     694,969
#   Atom Corp............................................   304,700   2,050,064
    Atsugi Co., Ltd......................................   951,000   1,011,906
#   Autobacs Seven Co., Ltd..............................   441,500   6,397,218
    Avex Group Holdings, Inc.............................   225,400   2,643,141
    Belluna Co., Ltd.....................................   275,600   1,780,383
    Best Denki Co., Ltd..................................   351,100     351,294
#   Bic Camera, Inc......................................   503,100   4,463,757
    Bookoff Corp.........................................    59,400     482,463
#   Broccoli Co., Ltd....................................   170,000     693,691
#   BRONCO BILLY Co., Ltd................................    58,600   1,852,261
    Calsonic Kansei Corp................................. 1,015,000   7,808,520
#   Can Do Co., Ltd......................................    64,400   1,075,811
    Central Sports Co., Ltd..............................    33,800     787,648
    CHIMNEY Co., Ltd.....................................    27,800     734,788
    Chiyoda Co., Ltd.....................................   101,200   2,390,621
    Chofu Seisakusho Co., Ltd............................    89,200   2,258,192
    Chori Co., Ltd.......................................    71,800   1,073,861
    Chuo Spring Co., Ltd.................................   196,000     534,067
    Clarion Co., Ltd.....................................   665,000   1,643,642
    Cleanup Corp.........................................   129,700   1,036,975
    Coco's Japan Co., Ltd................................       800      14,650
#   Colowide Co., Ltd....................................   354,400   6,606,783
    Corona Corp..........................................    82,000     824,304
    Create Restaurants Holdings, Inc.....................    44,200     456,223
#*  Cross Plus, Inc......................................    14,800      88,541

                                     1990

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
Consumer Discretionary -- (Continued)
    DA Consortium, Inc...................................... 118,700 $1,215,858
    Daido Metal Co., Ltd.................................... 190,700  2,142,238
#   Daidoh, Ltd............................................. 139,800    602,581
#   Daiichikosho Co., Ltd................................... 134,600  6,144,639
#   Daikoku Denki Co., Ltd..................................  49,100    656,697
    Daikyonishikawa Corp.................................... 185,400  2,630,715
    Dainichi Co., Ltd.......................................  49,300    302,070
#   Daisyo Corp.............................................  47,200    713,424
#   DCM Holdings Co., Ltd................................... 530,600  4,535,830
    Descente, Ltd........................................... 249,400  2,777,721
#*  DLE, Inc................................................  35,700    307,553
    Doshisha Co., Ltd....................................... 143,400  2,999,748
    Doutor Nichires Holdings Co., Ltd....................... 188,086  3,614,333
    Dunlop Sports Co., Ltd..................................  76,600    672,539
    Dynic Corp.............................................. 174,000    267,806
    Eagle Industry Co., Ltd................................. 147,200  1,856,328
#   EDION Corp.............................................. 513,900  4,289,118
    ES-Con Japan, Ltd....................................... 195,000    655,568
    Exedy Corp.............................................. 193,000  4,557,674
#   F-Tech, Inc.............................................  39,200    376,516
    FCC Co., Ltd............................................ 212,300  4,130,355
    Fields Corp.............................................  67,800    875,371
    Fine Sinter Co., Ltd....................................  49,000    163,376
    First Juken Co., Ltd....................................  22,400    270,617
    FJ Next Co., Ltd........................................  31,800    153,512
    Foster Electric Co., Ltd................................ 130,500  2,504,486
    France Bed Holdings Co., Ltd............................ 138,200  1,239,656
#   FTGroup Co., Ltd........................................  74,000    561,874
    Fuji Co., Ltd........................................... 110,400  2,413,387
    Fuji Corp...............................................   2,100     34,690
    Fuji Corp., Ltd......................................... 140,400    951,521
    Fuji Kiko Co., Ltd...................................... 137,400    454,835
#   Fuji Kyuko Co., Ltd..................................... 241,000  3,400,194
    Fuji Oozx, Inc..........................................   6,000     20,307
    Fujibo Holdings, Inc.................................... 671,000  1,985,347
#   Fujikura Rubber, Ltd....................................  80,200    376,845
#   Fujio Food System Co., Ltd..............................   6,200    150,390
    Fujishoji Co., Ltd......................................  34,400    362,198
#   Fujita Kanko, Inc....................................... 134,000    492,528
    Fujitsu General, Ltd....................................  81,000  1,896,301
    FuKoKu Co., Ltd.........................................  40,800    305,613
#   Funai Electric Co., Ltd................................. 108,300    933,846
#   Furukawa Battery Co., Ltd. (The)........................  89,000    538,161
    Futaba Industrial Co., Ltd.............................. 328,200  1,675,562
    G-7 Holdings, Inc.......................................  32,000    386,848
    G-Tekt Corp............................................. 102,300  1,561,525
    Gakken Holdings Co., Ltd................................ 313,000    873,014
    Gakkyusha Co., Ltd......................................   7,300     83,670
#   Genki Sushi Co., Ltd....................................  11,500    238,886
    Geo Holdings Corp....................................... 213,200  3,079,482
#   GLOBERIDE, Inc..........................................  62,299  1,029,789
    Goldwin, Inc............................................   4,000    210,432
    Golf Digest Online, Inc.................................  47,100    393,953

                                     1991

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
Consumer Discretionary -- (Continued)
#   Gourmet Kineya Co., Ltd..............................    85,000 $  820,426
    GSI Creos Corp.......................................   306,000    288,905
    Gunze, Ltd........................................... 1,080,000  3,104,206
#   H-One Co., Ltd.......................................    67,500    334,855
    H2O Retailing Corp...................................   259,400  3,406,749
    Hagihara Industries, Inc.............................    33,900    844,450
#   Hakuyosha Co., Ltd...................................     6,500    154,724
    Handsman Co., Ltd....................................    12,100    276,385
#   Happinet Corp........................................    93,800  1,019,974
    Hard Off Corp. Co., Ltd..............................    57,900    646,055
    Haruyama Trading Co., Ltd............................    47,900    356,206
    Heiwa Corp...........................................   200,400  4,117,199
    HI-LEX Corp..........................................    57,000  1,512,223
    Hiday Hidaka Corp....................................    94,747  2,355,196
#   Himaraya Co., Ltd....................................    35,900    326,414
#   Hiramatsu, Inc.......................................   174,500  1,018,768
#   HIS Co., Ltd.........................................   203,800  5,428,420
#   Honeys Co., Ltd......................................   106,040  1,420,044
#   Hoosiers Holdings....................................   181,100    976,318
    Hotland Co., Ltd.....................................    26,800    242,909
    I K K, Inc...........................................    21,700    120,180
    IBJ, Inc.............................................    87,600    518,555
    Ichibanya Co., Ltd...................................    15,658    523,417
#   Ichikoh Industries, Ltd..............................   286,000    831,851
#   IDOM, Inc............................................   420,500  2,129,251
    IJT Technology Holdings Co., Ltd.....................   124,680    372,882
#   Imasen Electric Industrial...........................    89,600    805,743
#   Imperial Hotel, Ltd..................................    13,000    268,372
    Intage Holdings, Inc.................................    95,100  1,519,472
*   Izuhakone Railway Co., Ltd...........................       300         --
*   Izutsuya Co., Ltd....................................   617,000    264,165
#*  Janome Sewing Machine Co., Ltd.......................   106,400    609,193
    Japan Wool Textile Co., Ltd. (The)...................   343,000  2,396,715
#   Jin Co., Ltd.........................................    83,100  3,447,573
#   Joban Kosan Co., Ltd.................................   354,000    522,520
    Joshin Denki Co., Ltd................................   205,000  1,721,694
#   JP-Holdings, Inc.....................................   374,800  1,098,425
#   JVC Kenwood Corp.....................................   885,430  2,036,946
#   K's Holdings Corp....................................    93,800  1,733,787
*   Kadokawa Dwango......................................   324,133  4,368,352
#   Kappa Create Co., Ltd................................   101,200  1,212,350
    Kasai Kogyo Co., Ltd.................................   138,300  1,368,550
    Kawai Musical Instruments Manufacturing Co., Ltd.....    45,200    852,460
    Keihin Corp..........................................   267,500  4,189,227
#   Keiyo Co., Ltd.......................................   176,200    919,038
#   KFC Holdings Japan, Ltd..............................    85,900  1,563,645
#*  Kintetsu Department Store Co., Ltd...................   203,000    686,463
    Kinugawa Rubber Industrial Co., Ltd..................   282,000  2,135,541
    Kitamura Co., Ltd....................................     2,000     15,547
*   KNT-CT Holdings Co., Ltd.............................   681,000    925,444
#   Kohnan Shoji Co., Ltd................................   188,500  3,861,866
#*  Kojima Co., Ltd......................................   171,400    403,016
#   Komatsu Seiren Co., Ltd..............................   148,000    985,192

                                     1992

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
Consumer Discretionary -- (Continued)
#   Komehyo Co., Ltd.....................................    17,400 $  178,160
    Komeri Co., Ltd......................................   202,200  4,550,987
#   Konaka Co., Ltd......................................   117,560    580,609
    Koshidaka Holdings Co., Ltd..........................    54,000  1,084,306
    Kourakuen Holdings Corp..............................    46,700    703,215
    KU Holdings Co., Ltd.................................   130,900    974,641
    Kura Corp............................................    69,200  3,650,355
    Kurabo Industries, Ltd............................... 1,241,000  2,326,941
#   KYB Corp............................................. 1,140,000  4,050,989
    Kyoritsu Maintenance Co., Ltd........................    76,531  5,599,160
    Kyoto Kimono Yuzen Co., Ltd..........................     2,400     20,514
#*  Laox Co., Ltd........................................   172,800  1,151,386
    LEC, Inc.............................................    41,600    741,310
    Look, Inc............................................   228,000    310,666
#   Mamiya-Op Co., Ltd...................................   258,000    313,897
    Mars Engineering Corp................................    49,100  1,006,182
#*  Maruei Department Store Co., Ltd.....................    17,000     13,532
#*  Maruzen CHI Holdings Co., Ltd........................    38,600    139,819
#   Matsuya Co., Ltd.....................................   183,400  1,391,084
#   Matsuya Foods Co., Ltd...............................    50,400  1,406,994
    Meiko Network Japan Co., Ltd.........................   138,000  1,474,611
    Meiwa Estate Co., Ltd................................    62,800    350,172
    Mikuni Corp..........................................   118,000    364,307
#   Misawa Homes Co., Ltd................................   164,000  1,203,368
    Mitsuba Corp.........................................   208,690  2,466,009
    Mitsui Home Co., Ltd.................................   165,000    734,169
#   Mizuno Corp..........................................   594,000  3,107,030
#   Monogatari Corp. (The)...............................    30,900  1,615,487
    Morito Co., Ltd......................................     8,500     65,199
#   Mr Max Corp..........................................    99,200    307,096
    Murakami Corp........................................    11,000    167,125
    Musashi Seimitsu Industry Co., Ltd...................   145,100  2,982,847
#   Nafco Co., Ltd.......................................    35,100    558,813
    Nagawa Co., Ltd......................................    14,100    483,814
*   Naigai Co., Ltd......................................   585,000    249,015
    Nakayamafuku Co., Ltd................................    12,300     95,045
#   Next Co., Ltd........................................   299,100  2,881,790
    NHK Spring Co., Ltd..................................   123,200  1,076,698
    Nice Holdings, Inc...................................   444,000    627,272
    Nichirin Co., Ltd....................................    15,600    207,806
#   Nifco, Inc...........................................    49,800  2,796,840
    Nihon Eslead Corp....................................    35,000    353,059
    Nihon House Holdings Co., Ltd........................   229,200    783,575
#   Nihon Plast Co., Ltd.................................    43,200    347,731
    Nihon Tokushu Toryo Co., Ltd.........................    66,900    687,345
    Nippon Felt Co., Ltd.................................    58,200    271,471
    Nippon Piston Ring Co., Ltd..........................    48,600    691,905
    Nippon Seiki Co., Ltd................................   224,400  3,718,093
    Nippon View Hotel Co., Ltd...........................     1,000     12,394
    Nishikawa Rubber Co., Ltd............................    15,000    219,760
    Nishimatsuya Chain Co., Ltd..........................   172,700  2,462,896
    Nissan Shatai Co., Ltd...............................   165,500  1,651,525
    Nissan Tokyo Sales Holdings Co., Ltd.................   208,000    469,190

                                     1993

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
Consumer Discretionary -- (Continued)
    Nissei Build Kogyo Co., Ltd..........................   380,000 $2,087,084
#   Nissin Kogyo Co., Ltd................................   230,200  3,410,056
#   Nittan Valve Co., Ltd................................    82,800    265,856
    Nojima Corp..........................................   123,900  2,158,320
    Ohashi Technica, Inc.................................    36,600    440,953
#   Ohsho Food Service Corp..............................    66,700  2,548,189
    Onward Holdings Co., Ltd.............................   736,000  5,075,525
#   Ootoya Holdings Co., Ltd.............................     7,400    138,601
#   OPT Holding, Inc.....................................    86,700    649,068
#   Otsuka Kagu, Ltd.....................................    53,300    581,361
    Pacific Industrial Co., Ltd..........................   239,600  2,694,431
#   Pal Co., Ltd.........................................    74,400  1,748,000
    PALTAC Corp..........................................   214,634  4,231,420
    PanaHome Corp........................................   507,200  3,998,944
    PAPYLESS Co., Ltd....................................     1,800     34,422
    Parco Co., Ltd.......................................   123,400  1,034,929
    Paris Miki Holdings, Inc.............................   159,100    661,351
    PC Depot Corp........................................   187,400  2,474,167
    People Co., Ltd......................................    14,900    291,140
    PIA Corp.............................................    15,100    320,145
    Piolax, Inc..........................................    56,700  2,872,608
#*  Pioneer Corp......................................... 1,926,100  3,501,605
#   Plenus Co., Ltd......................................   133,800  2,384,194
    Press Kogyo Co., Ltd.................................   568,600  2,093,940
#   Pressance Corp.......................................    51,300  2,280,670
    Proto Corp...........................................    64,100    727,756
    Raccoon Co., Ltd.....................................    30,400    138,594
    Renaissance, Inc.....................................    60,600    719,258
#*  Renown, Inc..........................................   306,000    308,050
#   Resort Solution Co., Ltd.............................   168,000    496,992
    Rhythm Watch Co., Ltd................................   559,000    977,150
#   Riberesute Corp......................................    32,800    225,312
    Ride On Express Co., Ltd.............................    18,700    221,856
#   Right On Co., Ltd....................................    87,425    978,120
    Riken Corp...........................................   533,000  1,843,276
#   Ringer Hut Co., Ltd..................................    97,800  2,247,458
    Riso Kyoiku Co., Ltd.................................   190,800    845,509
    Round One Corp.......................................   456,600  3,086,770
    Royal Holdings Co., Ltd..............................   186,600  3,492,455
#   Sac's Bar Holdings, Inc..............................   103,450  1,102,461
    Saizeriya Co., Ltd...................................   194,300  4,335,078
#   Sakai Ovex Co., Ltd..................................   298,000    440,115
    San Holdings, Inc....................................    15,400    208,872
#   Sanden Holdings Corp.................................   686,000  1,968,075
    Sanei Architecture Planning Co., Ltd.................    50,300    540,414
    Sangetsu Co., Ltd....................................   328,750  6,389,607
#   Sanko Marketing Foods Co., Ltd.......................    27,800    245,659
    Sankyo Seiko Co., Ltd................................   183,400    605,793
    Sanoh Industrial Co., Ltd............................   136,500    755,815
#   Sanrio Co., Ltd......................................   260,100  4,615,264
    Sanyo Electric Railway Co., Ltd......................   250,000  1,223,469
    Sanyo Housing Nagoya Co., Ltd........................    41,400    381,632
#   Sanyo Shokai, Ltd....................................   669,000  1,238,553

                                     1994

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
Consumer Discretionary -- (Continued)
    Sato Restaurant Systems Co., Ltd.....................  85,100 $  679,514
#   Scroll Corp.......................................... 166,300    612,876
#   Seiko Holdings Corp.................................. 979,407  3,208,804
    Seiren Co., Ltd...................................... 292,400  2,845,803
#   Senshukai Co., Ltd................................... 174,500  1,204,402
    Septeni Holdings Co., Ltd............................  93,100  2,951,740
    Seria Co., Ltd.......................................  76,900  6,266,648
    SFP Dining Co., Ltd..................................  37,500    520,865
#*  Sharp Corp........................................... 716,000    639,480
#   Shidax Corp.......................................... 105,200    489,691
    Shikibo, Ltd......................................... 779,000    810,047
    Shimachu Co., Ltd.................................... 297,200  6,673,822
    Shimojima Co., Ltd...................................  27,900    298,586
    Shobunsha Publications, Inc.......................... 258,500  1,392,891
#   Shochiku Co., Ltd....................................  54,000    618,254
    Shoei Co., Ltd.......................................  33,800    559,528
    Showa Corp........................................... 317,500  1,836,369
    SKY Perfect JSAT Holdings, Inc....................... 363,900  1,603,811
    Snow Peak, Inc.......................................  20,100    784,269
    SNT Corp.............................................  88,300    459,761
#   Soft99 Corp..........................................  68,600    469,685
#   Sotoh Co., Ltd.......................................  41,400    531,194
    SPK Corp.............................................  19,800    406,610
#   St Marc Holdings Co., Ltd............................ 101,400  3,050,883
    Starts Corp., Inc.................................... 165,100  3,306,158
    Step Co., Ltd........................................  40,700    435,559
    Studio Alice Co., Ltd................................  57,700  1,292,025
    Suminoe Textile Co., Ltd............................. 323,000    588,768
    Sumitomo Riko Co., Ltd............................... 235,200  2,102,680
#   Sun Corp.............................................  48,300    325,824
    Suncall Corp.........................................  27,000    122,468
    T RAD Co., Ltd....................................... 412,000    790,061
    T-Gaia Corp.......................................... 155,100  2,374,834
    Tachi-S Co., Ltd..................................... 162,840  2,798,839
#   Tachikawa Corp.......................................  52,400    371,396
    Taiho Kogyo Co., Ltd.................................  98,200  1,052,393
#*  Takata Corp.......................................... 168,000    674,027
    Take And Give Needs Co., Ltd.........................  54,070    211,192
    Takihyo Co., Ltd.....................................  79,000    342,786
#   Tama Home Co., Ltd...................................  95,900    442,781
#   Tamron Co., Ltd...................................... 108,300  1,572,384
#   TASAKI & Co., Ltd....................................  83,300  1,008,156
    TBK Co., Ltd......................................... 115,600    425,404
    Tear Corp............................................   7,100     42,674
    Tenpos Busters Co., Ltd..............................   4,300     67,886
    Tigers Polymer Corp..................................  50,600    269,166
#   Toa Corp............................................. 127,800  1,244,768
#   Toabo Corp...........................................  54,799    260,581
#   Toei Animation Co., Ltd..............................  25,200  1,261,643
    Toei Co., Ltd........................................ 449,000  4,051,147
#   Tohokushinsha Film Corp..............................  22,500    124,697
    Tokai Rika Co., Ltd.................................. 192,500  3,653,682
    Token Corp...........................................  46,650  3,900,333

                                     1995

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
Consumer Discretionary -- (Continued)
    Tokyo Dome Corp......................................   567,100 $5,072,671
#   Tokyo Individualized Educational Institute, Inc......   106,300    641,619
    Tokyotokeiba Co., Ltd................................   746,000  1,687,955
#   Tokyu Recreation Co., Ltd............................    79,000    583,753
#   Tomy Co., Ltd........................................   440,593  3,966,096
    Topre Corp...........................................   264,300  6,033,034
    Toridoll.corp........................................   146,300  4,266,526
#   Torikizoku Co., Ltd..................................    40,000    751,492
    Tosho Co., Ltd.......................................    51,200  2,253,292
    Tow Co., Ltd.........................................    67,400    400,566
    Toyo Tire & Rubber Co., Ltd..........................   545,000  5,457,693
    TPR Co., Ltd.........................................   131,000  2,777,610
    TS Tech Co., Ltd.....................................   239,400  5,451,044
    TSI Holdings Co., Ltd................................   436,295  2,517,845
#   Tsukada Global Holdings, Inc.........................   109,400    775,226
    Tsukamoto Corp. Co., Ltd.............................   190,000    194,100
#   Tsutsumi Jewelry Co., Ltd............................    48,600    950,389
    TV Asahi Holdings Corp...............................    46,200    757,979
    Tv Tokyo Holdings Corp...............................    76,300  1,623,053
#   Tyo, Inc.............................................   352,400    567,488
#   U-Shin, Ltd..........................................   114,300    722,159
    Umenohana Co., Ltd...................................     1,000     25,321
    Unipres Corp.........................................   230,700  3,757,976
    United Arrows, Ltd...................................   117,700  3,280,433
#*  Unitika, Ltd......................................... 3,901,000  2,356,075
#*  Universal Entertainment Corp.........................   100,500  2,589,708
*   Usen Corp............................................   685,080  2,145,200
    ValueCommerce Co., Ltd...............................    54,700    197,799
#   Vector, Inc..........................................    53,000  1,567,759
    VIA Holdings, Inc....................................     5,400     46,846
#   Village Vanguard Co., Ltd............................    32,100    379,433
    VT Holdings Co., Ltd.................................   498,700  2,636,755
    Wacoal Holdings Corp.................................   675,000  7,378,159
#   WATAMI Co., Ltd......................................   138,300  1,444,985
    Watts Co., Ltd.......................................     1,000      9,900
    Workman Co., Ltd.....................................     1,800     60,449
    Wowow, Inc...........................................    49,200  1,328,480
    Xebio Holdings Co., Ltd..............................   156,500  2,254,468
    Yachiyo Industry Co., Ltd............................    24,000    211,362
    Yamato International, Inc............................    11,000     43,127
    Yellow Hat, Ltd......................................    92,700  2,123,987
#   Yomiuri Land Co., Ltd................................   239,000  1,085,900
    Yondoshi Holdings, Inc...............................    17,520    357,399
    Yorozu Corp..........................................   110,100  1,715,017
#   Yoshinoya Holdings Co., Ltd..........................   323,100  4,587,182
    Yume No Machi Souzou Iinkai Co., Ltd.................     8,700    139,128
    Yutaka Giken Co., Ltd................................     3,100     62,359
    Zenrin Co., Ltd......................................   160,800  2,925,671
    Zensho Holdings Co., Ltd.............................   604,300  9,693,300

                                     1996

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- ------------
Consumer Discretionary -- (Continued)
#   Zojirushi Corp....................................... 189,000 $  3,098,626
                                                                  ------------
Total Consumer Discretionary.............................          578,850,236
                                                                  ------------
Consumer Staples -- (8.3%)
    Aderans Co., Ltd..................................... 179,400      814,986
#   Aeon Hokkaido Corp................................... 273,900    1,386,771
    Ain Holdings, Inc.................................... 124,600    8,579,345
    Albis Co., Ltd.......................................   6,200      124,856
    Arcs Co., Ltd........................................ 195,000    5,040,134
    Ariake Japan Co., Ltd................................  86,100    4,742,850
    Artnature, Inc....................................... 111,900      901,061
    Axial Retailing, Inc.................................  87,600    2,918,239
    Belc Co., Ltd........................................  59,100    2,407,930
    Bourbon Corp.........................................   4,400       85,404
#   C'BON COSMETICS Co., Ltd.............................   2,400       48,088
    Cawachi, Ltd.........................................  89,800    2,098,272
    Chubu Shiryo Co., Ltd................................ 119,300      830,756
#   Chuo Gyorui Co., Ltd.................................  93,000      237,022
    Ci:z Holdings Co., Ltd............................... 157,300    3,870,719
    Coca-Cola East Japan Co., Ltd........................ 116,700    2,252,038
    Cocokara fine, Inc................................... 105,760    3,744,901
    Create SD Holdings Co., Ltd.......................... 164,400    4,007,600
#   Daikokutenbussan Co., Ltd............................  37,600    1,635,405
    Dydo Drinco, Inc.....................................  46,100    2,405,784
#   Earth Chemical Co., Ltd..............................  51,200    2,427,519
    Eco's Co., Ltd.......................................  16,300      188,036
#   Fancl Corp........................................... 137,500    2,302,254
    Feed One Co., Ltd.................................... 812,440      901,659
#*  First Baking Co., Ltd................................ 183,000      231,357
    Fuji Oil Holdings, Inc............................... 362,600    7,952,988
    Fujicco Co., Ltd.....................................  90,400    2,602,781
*   Fujiya Co., Ltd......................................  65,000      128,062
#   Genky Stores, Inc....................................  24,200      816,397
    HABA Laboratories, Inc...............................   2,500       80,331
    Hagoromo Foods Corp..................................  39,000      459,783
    Halows Co., Ltd......................................  14,200      277,643
*   Hayashikane Sangyo Co., Ltd.......................... 242,000      204,333
    Heiwado Co., Ltd..................................... 182,000    3,520,835
    Hokkaido Coca-Cola Bottling Co., Ltd.................  87,000      510,892
    Hokuto Corp.......................................... 147,000    2,729,390
#   House Foods Group, Inc............................... 116,700    2,858,558
    Ichimasa Kamaboko Co., Ltd...........................   3,300       34,586
#   Inageya Co., Ltd..................................... 177,800    2,439,178
    Itochu-Shokuhin Co., Ltd.............................  26,600    1,079,557
#*  Itoham Yonekyu Holdings, Inc......................... 524,327    5,397,722
    Ivy Cosmetics Corp...................................  14,000       80,499
    Iwatsuka Confectionery Co., Ltd......................   1,500       51,448
    J-Oil Mills, Inc..................................... 563,000    1,902,573
#   Kakiyasu Honten Co., Ltd.............................  27,700      498,513
    Kameda Seika Co., Ltd................................  72,000    3,967,352
    Kaneko Seeds Co., Ltd................................  24,300      364,982
#   Kansai Super Market, Ltd.............................  25,800      253,173
    Kato Sangyo Co., Ltd................................. 118,000    2,846,510

                                     1997

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
Consumer Staples -- (Continued)
#   Kenko Mayonnaise Co., Ltd............................    58,500 $1,739,442
    Key Coffee, Inc......................................   109,700  2,108,106
    Kirindo Holdings Co., Ltd............................    29,300    226,835
#   Kobe Bussan Co., Ltd.................................    78,000  1,554,474
    Kotobuki Spirits Co., Ltd............................    91,200  2,762,727
#   Kusuri No Aoki Co., Ltd..............................    92,700  4,779,483
#   Kyokuyo Co., Ltd.....................................   587,000  1,518,972
#   Life Corp............................................   165,100  4,849,173
    Mandom Corp..........................................   104,400  4,603,907
#   Marudai Food Co., Ltd................................   598,000  2,866,180
    Maruha Nichiro Corp..................................   225,007  5,706,168
#   Maxvalu Nishinihon Co., Ltd..........................     5,600     84,834
#   Maxvalu Tokai Co., Ltd...............................    49,300    836,855
#   Medical System Network Co., Ltd......................   143,300    759,405
    Megmilk Snow Brand Co., Ltd..........................   103,400  3,581,015
    Meito Sangyo Co., Ltd................................    52,200    680,420
    Milbon Co., Ltd......................................    66,576  2,869,300
#   Ministop Co., Ltd....................................    88,100  1,479,510
    Mitsubishi Shokuhin Co., Ltd.........................    79,600  2,203,058
    Mitsui Sugar Co., Ltd................................   533,850  2,660,591
#   Miyoshi Oil & Fat Co., Ltd...........................   379,000    462,428
    Morinaga & Co., Ltd.................................. 1,134,000  7,479,366
    Morinaga Milk Industry Co., Ltd...................... 1,134,000  8,418,157
    Morozoff, Ltd........................................   181,000    767,177
    Nagatanien Holdings Co., Ltd.........................   138,000  1,723,134
    Nakamuraya Co., Ltd..................................   184,000    852,606
    Natori Co., Ltd......................................    36,800    550,229
    Nichimo Co., Ltd.....................................   170,000    280,449
    Nichirei Corp........................................   194,000  1,851,188
#   Nihon Chouzai Co., Ltd...............................    27,560  1,196,660
    Niitaka Co., Ltd.....................................     2,060     27,756
    Nippon Beet Sugar Manufacturing Co., Ltd.............   661,000  1,226,127
#   Nippon Flour Mills Co., Ltd..........................   722,000  5,267,575
    Nippon Suisan Kaisha, Ltd............................ 1,480,200  7,347,489
    Nisshin Oillio Group, Ltd. (The).....................   679,000  3,211,624
    Nissin Sugar Co., Ltd................................    58,900    793,747
    Nitto Fuji Flour Milling Co., Ltd....................    64,000    212,361
    Noevir Holdings Co., Ltd.............................    61,300  1,868,880
    Oenon Holdings, Inc..................................   307,000    625,505
#   OIE Sangyo Co., Ltd..................................    20,900    188,374
    Okuwa Co., Ltd.......................................   119,000  1,219,700
    Olympic Group Corp...................................    63,100    327,185
    OUG Holdings, Inc....................................    29,000     68,977
    Prima Meat Packers, Ltd..............................   952,000  3,029,227
    Qol Co., Ltd.........................................    90,100  1,291,519
#   Riken Vitamin Co., Ltd...............................    74,100  3,484,165
    Rock Field Co., Ltd..................................   127,900  1,876,939
    Rokko Butter Co., Ltd................................    63,700  1,438,794
#   S Foods, Inc.........................................    75,562  2,031,886
    S&B Foods, Inc.......................................       499     23,023
#   Sakata Seed Corp.....................................   182,600  4,495,599
    San-A Co., Ltd.......................................    98,700  4,928,375
    Sapporo Holdings, Ltd................................   209,600  5,876,943

                                     1998

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
Consumer Staples -- (Continued)
#   Shoei Foods Corp....................................    66,100 $    859,741
    Showa Sangyo Co., Ltd...............................   565,000    2,707,910
    Sogo Medical Co., Ltd...............................    55,800    2,135,013
    ST Corp.............................................    81,200      928,520
    Starzen Co., Ltd....................................    48,100    1,925,435
    Takara Holdings, Inc................................   980,300    8,719,819
    Tobu Store Co., Ltd.................................   190,000      550,761
    Toho Co., Ltd.......................................    43,500    1,015,699
#   Tohto Suisan Co., Ltd...............................   173,000      268,660
    Torigoe Co., Ltd. (The).............................    82,000      549,580
    Toyo Sugar Refining Co., Ltd........................   157,000      163,917
    United Super Markets Holdings, Inc..................   248,100    2,394,363
    UNY Group Holdings Co., Ltd......................... 1,468,300   11,887,009
    Valor Holdings Co., Ltd.............................   212,100    5,807,240
    Warabeya Nichiyo Co., Ltd...........................    83,460    1,757,349
    Watahan & Co., Ltd..................................    21,900      313,088
#   Yaizu Suisankagaku Industry Co., Ltd................    46,100      452,351
    YAKUODO Co., Ltd....................................    14,200      840,729
    Yamatane Corp.......................................   535,000      719,063
#   Yamaya Corp.........................................    25,600      400,285
    Yaoko Co., Ltd......................................   102,800    4,797,364
#   Yokohama Reito Co., Ltd.............................   263,000    2,715,924
    Yomeishu Seizo Co., Ltd.............................    49,800      871,836
    Yuasa Funashoku Co., Ltd............................   121,000      341,777
    Yutaka Foods Corp...................................     6,000      112,327
                                                                   ------------
Total Consumer Staples..................................            270,790,451
                                                                   ------------
Energy -- (0.9%)
#   BP Castrol KK.......................................    57,400      701,013
    Cosmo Energy Holdings Co., Ltd......................   345,500    3,805,347
    Fuji Kosan Co., Ltd.................................    33,100      137,857
*   Fuji Oil Co., Ltd...................................   284,800      864,551
    Itochu Enex Co., Ltd................................   302,200    2,591,021
#   Japan Drilling Co., Ltd.............................    34,800      732,006
    Japan Oil Transportation Co., Ltd...................    84,000      186,076
    Japan Petroleum Exploration Co., Ltd................   183,400    3,828,301
    Mitsuuroko Group Holdings Co., Ltd..................   181,700      904,168
    Modec, Inc..........................................   102,100    1,592,080
    Nippon Coke & Engineering Co., Ltd.................. 1,272,800      823,858
    Nippon Gas Co., Ltd.................................   182,900    4,343,739
    Sala Corp...........................................   124,900      801,050
    San-Ai Oil Co., Ltd.................................   310,000    2,081,318
#   Shinko Plantech Co., Ltd............................   237,200    1,716,887
    Sinanen Holdings Co., Ltd...........................   260,000    1,046,816
#   Toa Oil Co., Ltd....................................   415,000      480,679
    Toyo Kanetsu K.K....................................   568,000    1,164,270
                                                                   ------------
Total Energy............................................             27,801,037
                                                                   ------------
Financials -- (10.4%)
    77 Bank, Ltd. (The)................................. 1,672,760    6,408,624
    Accretive Co., Ltd..................................    49,800      179,197
    AD Works Co., Ltd...................................   540,900      193,209

                                     1999

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
Financials -- (Continued)
    Aichi Bank, Ltd. (The)...............................    51,700 $2,600,772
    Airport Facilities Co., Ltd..........................   132,770    699,273
    Aizawa Securities Co., Ltd...........................   162,800    915,288
    Akita Bank, Ltd. (The)............................... 1,079,400  3,497,855
    Anabuki Kosan, Inc...................................    22,000     53,921
#   Anicom Holdings, Inc.................................    88,500  2,368,248
    Aomori Bank, Ltd. (The).............................. 1,186,000  3,728,666
    Aoyama Zaisan Networks Co., Ltd......................     3,800     22,330
    Apamanshop Holdings Co., Ltd.........................    30,400    280,934
#   Ardepro Co., Ltd.....................................   872,800  1,013,391
    Asax Co., Ltd........................................     1,700     25,002
#*  Ascot Corp...........................................    42,600    123,512
    Ashikaga Holdings Co., Ltd...........................   446,000  1,487,253
    Awa Bank, Ltd. (The)................................. 1,178,000  7,208,544
#   Bank of Iwate, Ltd. (The)............................    99,400  4,241,361
    Bank of Kochi, Ltd. (The)............................   301,000    325,408
#   Bank of Nagoya, Ltd. (The)........................... 1,024,297  3,510,309
    Bank of Okinawa, Ltd. (The)..........................   132,960  4,170,956
    Bank of Saga, Ltd. (The).............................   808,000  2,043,678
    Bank of the Ryukyus, Ltd.............................   227,380  2,496,269
    Chiba Kogyo Bank, Ltd. (The).........................   256,400  1,078,769
    Chugoku Bank, Ltd. (The).............................    80,700    909,046
    Chukyo Bank, Ltd. (The)..............................   700,000  1,624,875
    Daibiru Corp.........................................   303,600  2,924,613
    Daiichi Commodities Co., Ltd.........................    13,700     44,679
    Daikyo, Inc.......................................... 1,904,000  3,337,697
#   Daisan Bank, Ltd. (The)..............................   855,000  1,484,962
    Daishi Bank, Ltd. (The).............................. 2,071,000  7,865,786
    Daito Bank, Ltd. (The)...............................   873,000  1,663,276
#   DSB Co., Ltd.........................................    55,800    319,510
    eGuarantee, Inc......................................    35,500  1,083,947
#   Ehime Bank, Ltd. (The)...............................   953,000  2,294,434
    Eighteenth Bank, Ltd. (The).......................... 1,048,000  2,923,588
    FIDEA Holdings Co., Ltd..............................   874,800  1,299,465
#   Financial Products Group Co., Ltd....................   409,700  4,093,839
    Fukui Bank, Ltd. (The)............................... 1,317,000  3,463,521
    Fukushima Bank, Ltd. (The)........................... 1,421,000  1,303,765
    Fuyo General Lease Co., Ltd..........................    92,800  4,211,369
    GCA Savvian Corp.....................................   108,300    937,100
    GMO Click Holdings, Inc..............................    16,400    112,839
    Goldcrest Co., Ltd...................................   101,790  1,602,890
    Grandy House Corp....................................    24,500     78,221
    Gunma Bank, Ltd. (The)............................... 1,190,000  4,797,867
    Heiwa Real Estate Co., Ltd...........................   236,600  3,107,940
    Hokkoku Bank, Ltd. (The)............................. 1,742,000  5,473,920
    Hokuetsu Bank, Ltd. (The)............................ 1,300,000  2,692,829
    Hokuhoku Financial Group, Inc........................ 3,122,000  4,006,696
    Hyakugo Bank, Ltd. (The)............................. 1,614,609  6,208,964
#   Hyakujushi Bank, Ltd. (The).......................... 1,584,000  5,293,693
    IBJ Leasing Co., Ltd.................................   114,200  2,073,616
#   Ichigo, Inc..........................................   541,600  2,365,240
    Ichiyoshi Securities Co., Ltd........................   229,400  1,777,511
    IwaiCosmo Holdings, Inc..............................   106,900    936,288

                                     2000

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
Financials -- (Continued)
    Iyo Bank, Ltd. (The).................................   163,500 $ 1,053,753
#   J Trust Co., Ltd.....................................   114,800     866,755
    Jaccs Co., Ltd.......................................   262,000   1,213,866
    Jafco Co., Ltd.......................................   199,800   5,233,395
#   Japan Property Management Center Co., Ltd............    61,500     777,383
    Japan Securities Finance Co., Ltd....................   272,300   1,101,251
    Jimoto Holdings, Inc.................................   526,400     807,654
#   Juroku Bank, Ltd. (The).............................. 2,080,000   5,930,881
#   kabu.com Securities Co., Ltd......................... 1,026,600   3,418,489
#   Kabuki-Za Co., Ltd...................................    36,000   1,775,166
    Kansai Urban Banking Corp............................   149,200   1,535,651
    Keihanshin Building Co., Ltd.........................   197,900     987,257
    Keiyo Bank, Ltd. (The)............................... 1,576,000   6,717,328
#   Kenedix, Inc......................................... 1,201,100   4,836,444
    Kita-Nippon Bank, Ltd. (The).........................    49,506   1,416,228
    Kiyo Bank, Ltd. (The)................................   396,690   5,771,767
    Kosei Securities Co., Ltd. (The).....................    47,000      53,377
    Kyokuto Securities Co., Ltd..........................   125,600   1,522,580
    Kyushu Financial Group, Inc.......................... 1,036,920   5,728,737
#   Land Business Co., Ltd...............................    59,500     143,898
    Leopalace21 Corp..................................... 1,960,700  14,049,558
*   M&A Capital Partners Co., Ltd........................    12,700     264,245
#   Marusan Securities Co., Ltd..........................   119,100     986,031
#   Michinoku Bank, Ltd. (The)...........................   846,000   1,592,632
    Mie Bank, Ltd. (The).................................   523,000   1,044,637
#   Minato Bank, Ltd. (The).............................. 1,084,000   1,852,524
    Mito Securities Co., Ltd.............................   338,500     788,296
    Miyazaki Bank, Ltd. (The)............................   931,000   2,697,924
#   Monex Group, Inc..................................... 1,177,800   2,896,438
#   Money Partners Group Co., Ltd........................    88,700     421,866
    MONEY SQUARE HOLDINGS, Inc...........................    26,000     225,238
    Mugen Estate Co., Ltd................................    62,900     544,334
    Musashino Bank, Ltd. (The)...........................   206,000   5,156,267
#   Nagano Bank, Ltd. (The)..............................   518,000     994,720
#   Nanto Bank, Ltd. (The)............................... 1,216,000   4,769,191
*   New Real Property K.K................................    43,900          --
    Nihon M&A Center, Inc................................    45,300   2,777,010
#   Nippon Commercial Development Co., Ltd...............    53,900     795,228
    Nishi-Nippon City Bank, Ltd. (The)................... 2,498,000   4,835,494
    Nisshin Fudosan Co...................................   186,100     635,509
    North Pacific Bank, Ltd.............................. 2,303,600   7,519,965
#   OAK Capital Corp.....................................   239,500     352,666
    Ogaki Kyoritsu Bank, Ltd. (The)...................... 1,857,000   6,111,012
    Oita Bank, Ltd. (The)................................ 1,014,900   3,280,959
    Okasan Securities Group, Inc.........................   583,000   2,932,328
    Open House Co., Ltd..................................   137,200   3,895,984
    Pocket Card Co., Ltd.................................    26,900     141,833
*   Properst Co., Ltd....................................     8,400      22,545
#   Raysum Co., Ltd......................................    65,700     469,866
    Relo Group, Inc......................................    15,600   2,434,225
    Ricoh Leasing Co., Ltd...............................    96,900   2,485,546
#   SAMTY Co., Ltd.......................................    76,900     767,185
    San-In Godo Bank, Ltd. (The).........................   957,000   7,351,823

                                     2001

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
Financials -- (Continued)
    Sankyo Frontier Co., Ltd............................    10,000 $     86,914
    Sawada Holdings Co., Ltd............................   142,000    1,370,496
    Senshu Ikeda Holdings, Inc.......................... 1,424,200    6,185,048
#   Shiga Bank, Ltd. (The).............................. 1,365,000    6,498,399
    Shikoku Bank, Ltd. (The)............................ 1,210,000    2,634,838
    Shimane Bank, Ltd. (The)............................    16,600      201,884
    Shimizu Bank, Ltd. (The)............................    48,000    1,298,198
#   Shinoken Group Co., Ltd.............................    71,600    1,554,614
#   Sparx Group Co., Ltd................................   573,900    1,020,093
    Star Mica Co., Ltd..................................    23,700      413,864
    Sumitomo Real Estate Sales Co., Ltd.................   106,460    2,276,254
#   Sun Frontier Fudousan Co., Ltd......................   163,300    1,609,540
    Taiko Bank, Ltd. (The)..............................   219,000      474,999
#   Takagi Securities Co., Ltd..........................   224,000      292,086
    Takara Leben Co., Ltd...............................   552,800    4,321,313
#   TOC Co., Ltd........................................   342,950    2,901,075
    Tochigi Bank, Ltd. (The)............................   705,000    2,892,862
    Toho Bank, Ltd. (The)............................... 1,323,200    4,960,393
    Tohoku Bank, Ltd. (The).............................   588,000      840,678
    Tokai Tokyo Financial Holdings, Inc................. 1,185,100    5,492,278
#   Tokyo Rakutenchi Co., Ltd...........................   207,000      941,974
#   Tokyo Theatres Co., Inc.............................   468,000      530,391
    Tokyo TY Financial Group, Inc.......................   155,338    4,060,230
    Tomato Bank, Ltd....................................   484,000      726,591
    TOMONY Holdings, Inc................................   913,950    3,425,717
    Tosei Corp..........................................   201,700    1,591,349
    Tottori Bank, Ltd. (The)............................   353,000      590,327
    Towa Bank, Ltd. (The)............................... 2,066,000    1,822,270
    Toyo Securities Co., Ltd............................   389,000      725,410
    Tsukuba Bank, Ltd...................................   495,100    1,537,211
#   Unizo Holdings Co., Ltd.............................    69,100    2,465,478
#   Yamagata Bank, Ltd. (The)...........................   854,500    3,635,559
    Yamanashi Chuo Bank, Ltd. (The).....................   976,000    4,056,465
                                                                   ------------
Total Financials........................................            340,406,492
                                                                   ------------
Health Care -- (4.1%)
#   As One Corp.........................................    86,768    3,580,677
#   ASKA Pharmaceutical Co., Ltd........................   131,300    2,479,375
    Biofermin Pharmaceutical Co., Ltd...................    13,900      381,293
    BML, Inc............................................    68,300    3,272,230
#   CMIC Holdings Co., Ltd..............................    71,200    1,175,394
    Create Medic Co., Ltd...............................    28,000      222,879
#   Daiken Medical Co., Ltd.............................    99,800      775,950
    Daito Pharmaceutical Co., Ltd.......................    68,780    1,567,532
    Dvx, Inc............................................     5,500       58,866
    Eiken Chemical Co., Ltd.............................    93,900    2,188,628
    EPS Holdings, Inc...................................   195,500    2,664,494
    FALCO HOLDINGS Co., Ltd.............................    45,700      612,525
    FINDEX, Inc.........................................    98,600    1,096,180
    Fuji Pharma Co., Ltd................................    43,900    1,016,699
    Fukuda Denshi Co., Ltd..............................       200       12,182
    Fuso Pharmaceutical Industries, Ltd.................   415,000    1,148,558
    Hogy Medical Co., Ltd...............................    71,000    4,562,401

                                     2002

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- ------------
Health Care -- (Continued)
    Iwaki & Co., Ltd..................................... 154,000 $    288,969
#   Japan Lifeline Co., Ltd..............................  32,800    1,153,252
#   Japan Medical Dynamic Marketing, Inc................. 108,100      770,954
    Jeol, Ltd............................................ 512,000    2,051,949
    JMS Co., Ltd......................................... 157,000      437,764
    Kawasumi Laboratories, Inc...........................  69,100      400,629
    Kissei Pharmaceutical Co., Ltd.......................  95,000    2,163,710
    KYORIN Holdings, Inc................................. 276,100    5,905,947
    Linical Co., Ltd.....................................  75,500    1,126,526
#   Mani, Inc............................................ 121,000    2,460,150
#   Mochida Pharmaceutical Co., Ltd......................  78,399    5,977,964
    N Field Co., Ltd.....................................  65,500    1,054,304
#   Nagaileben Co., Ltd..................................  51,200    1,214,807
    Nakanishi, Inc....................................... 116,900    4,034,551
    ND Software Co., Ltd.................................   5,200       42,104
#   Nichi-iko Pharmaceutical Co., Ltd.................... 264,250    5,689,180
#   Nichii Gakkan Co., Ltd............................... 284,300    2,005,665
#   Nikkiso Co., Ltd..................................... 361,500    2,530,510
    Nippon Chemiphar Co., Ltd............................ 171,000      773,139
#   Nipro Corp........................................... 702,100    8,713,468
    Nissui Pharmaceutical Co., Ltd.......................  67,400      744,858
    Paramount Bed Holdings Co., Ltd...................... 114,200    4,336,613
    Rion Co., Ltd........................................  43,200      604,296
    Rohto Pharmaceutical Co., Ltd........................ 546,700    9,437,145
    Seed Co., Ltd........................................   8,600      101,731
    Ship Healthcare Holdings, Inc........................ 279,700    8,459,987
    Shofu, Inc...........................................  35,700      494,637
    Software Service, Inc................................  18,000      751,678
#   Taiko Pharmaceutical Co., Ltd........................  55,700      896,260
    Techno Medica Co., Ltd...............................  26,400      408,402
#   Toho Holdings Co., Ltd............................... 321,000    7,203,348
    Tokai Corp...........................................  58,500    1,990,691
    Torii Pharmaceutical Co., Ltd........................  81,400    1,798,817
    Towa Pharmaceutical Co., Ltd.........................  59,100    3,218,727
    Tsukui Corp.......................................... 169,500    2,676,567
    Tsumura & Co......................................... 348,700    9,840,761
    Uchiyama Holdings Co., Ltd...........................  24,200      101,209
#   Vital KSK Holdings, Inc.............................. 199,400    1,879,767
    Wakamoto Pharmaceutical Co., Ltd..................... 107,000      256,106
    WIN-Partners Co., Ltd................................  20,800      309,154
    ZERIA Pharmaceutical Co., Ltd........................ 100,699    1,591,372
                                                                  ------------
Total Health Care........................................          132,713,531
                                                                  ------------
Industrials -- (25.6%)
#   A&A Material Corp.................................... 127,000      110,725
    Abist Co., Ltd.......................................   5,500      113,045
    Advan Co., Ltd....................................... 167,700    1,408,205
    Advanex, Inc.........................................  22,099      275,404
    Aeon Delight Co., Ltd................................ 111,400    3,387,117
    Aica Kogyo Co., Ltd.................................. 314,300    7,591,119
    Aichi Corp........................................... 190,900    1,517,863
#   Aida Engineering, Ltd................................ 321,400    2,676,112
    AIT Corp.............................................  20,400      171,262

                                     2003

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
Industrials -- (Continued)
    Ajis Co., Ltd........................................     6,600 $   383,766
#   Alinco, Inc..........................................    70,300     657,202
    Alps Logistics Co., Ltd..............................    98,600     567,014
    Altech Corp..........................................    44,750     843,548
#   Anest Iwata Corp.....................................   183,800   1,722,954
#*  Arrk Corp............................................   422,400     303,904
    Asahi Diamond Industrial Co., Ltd....................   328,200   2,528,461
    Asahi Kogyosha Co., Ltd..............................   125,000     682,580
    Asanuma Corp.........................................   383,000     870,895
#*  Asia Growth Capital, Ltd.............................   389,900     285,506
    Asunaro Aoki Construction Co., Ltd...................   142,800     963,534
    Bando Chemical Industries, Ltd.......................   462,000   2,284,350
    Benefit One, Inc.....................................    96,900   2,999,885
    Bunka Shutter Co., Ltd...............................   325,100   2,662,517
    Canare Electric Co., Ltd.............................     3,500      63,497
    Career Design Center Co., Ltd........................    28,800     287,752
    Central Glass Co., Ltd............................... 1,214,000   5,236,085
    Central Security Patrols Co., Ltd....................    46,700   1,005,885
    Chilled & Frozen Logistics Holdings Co., Ltd.........    22,000     225,467
    Chiyoda Corp.........................................   993,000   6,964,583
    Chiyoda Integre Co., Ltd.............................    74,300   1,506,161
    Chudenko Corp........................................   130,200   2,777,080
    Chugai Ro Co., Ltd...................................   373,000     758,398
    CKD Corp.............................................   341,900   3,176,677
    Comany, Inc..........................................     3,100      53,873
    COMSYS Holdings Corp.................................   241,700   4,020,204
#   Cosel Co., Ltd.......................................   120,800   1,366,085
    CTI Engineering Co., Ltd.............................    72,300     645,933
    Dai-Dan Co., Ltd.....................................   160,000   1,314,207
    Daido Kogyo Co., Ltd.................................   200,000     402,986
    Daifuku Co., Ltd.....................................   579,400  12,174,378
    Daihatsu Diesel Manufacturing Co., Ltd...............    84,000     469,787
    Daihen Corp..........................................   620,000   3,181,669
#   Daiho Corp...........................................   476,000   2,626,953
    Daiichi Jitsugyo Co., Ltd............................   256,000   1,227,085
    Daiseki Co., Ltd.....................................   216,263   3,906,658
#   Daiseki Eco. Solution Co., Ltd.......................    18,100     222,680
#   Daisue Construction Co., Ltd.........................    41,100     369,246
    Daiwa Industries, Ltd................................   173,000   1,574,890
#*  Danto Holdings Corp..................................   165,000     281,035
    Denyo Co., Ltd.......................................    85,300     888,097
#   DMG Mori Co., Ltd....................................   434,800   4,514,674
    DMW Corp.............................................     4,800      85,643
    Duskin Co., Ltd......................................   224,100   4,074,057
#   Ebara Jitsugyo Co., Ltd..............................    39,300     471,010
    Eidai Co., Ltd.......................................   121,000     513,555
    en-japan, Inc........................................   124,800   2,247,114
    Endo Lighting Corp...................................    60,200     570,150
*   Enshu, Ltd...........................................   197,000     118,488
    F&M Co., Ltd.........................................     7,400      61,796
#   First Energy Service Co., Ltd. (The).................    38,400     260,775
    Freund Corp..........................................    19,800     334,819
#   Fudo Tetra Corp...................................... 1,040,800   1,818,266

                                     2004

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
Industrials -- (Continued)
#   Fuji Machine Manufacturing Co., Ltd..................    96,500 $   987,780
    Fujikura, Ltd........................................ 1,935,000  10,899,983
#   Fujisash Co., Ltd....................................   481,300     411,652
    Fujitec Co., Ltd.....................................   436,800   4,197,139
    Fukuda Corp..........................................   395,000   4,382,326
    Fukushima Industries Corp............................    83,700   2,856,321
#   Fukuyama Transporting Co., Ltd.......................   751,400   4,269,776
    FULLCAST Holdings Co., Ltd...........................   121,700   1,026,259
    Funai Soken Holdings, Inc............................   159,360   2,211,995
    Furukawa Co., Ltd.................................... 1,761,000   2,861,249
    Furukawa Electric Co., Ltd........................... 4,628,000  12,083,779
    Furusato Industries, Ltd.............................    52,000     715,379
#   Futaba Corp..........................................   127,100   2,353,749
    Gecoss Corp..........................................   104,400     942,527
    Giken, Ltd...........................................     2,400      42,963
    Glory, Ltd...........................................   268,900   7,462,139
    GS Yuasa Corp........................................ 1,597,000   6,534,368
#   Hamakyorex Co., Ltd..................................    87,800   1,597,055
    Hanwa Co., Ltd....................................... 1,221,000   6,531,932
#   Harmonic Drive Systems, Inc..........................    69,400   2,162,068
    Hazama Ando Corp..................................... 1,082,400   6,671,081
    Helios Techno Holdings Co., Ltd......................     6,900      23,303
    Hibiya Engineering, Ltd..............................   117,500   1,909,085
    Hirakawa Hewtech Corp................................    14,900     127,449
    Hirano Tecseed Co., Ltd..............................     8,200      86,684
    Hisaka Works, Ltd....................................   109,500     919,050
    Hitachi Koki Co., Ltd................................   311,600   2,089,407
    Hitachi Transport System, Ltd........................   278,000   5,419,272
    Hitachi Zosen Corp...................................   991,379   5,021,489
#   Hito Communications, Inc.............................    20,900     306,373
    Hokuetsu Industries Co., Ltd.........................   105,900     630,031
#   Hokuriku Electrical Construction Co., Ltd............    23,000     176,140
    Hosokawa Micron Corp.................................   186,000     982,989
    Howa Machinery, Ltd..................................    72,100     382,571
#   Ichiken Co., Ltd.....................................   143,000     417,802
    Ichinen Holdings Co., Ltd............................   114,200   1,047,980
    Idec Corp............................................   160,200   1,485,252
#   Iino Kaiun Kaisha, Ltd...............................   538,200   1,946,021
    Inaba Denki Sangyo Co., Ltd..........................   138,700   5,022,738
#   Inaba Seisakusho Co., Ltd............................    49,700     607,853
    Inabata & Co., Ltd...................................   296,300   2,957,888
    Interworks, Inc......................................     6,800      72,131
#   Inui Global Logistics Co., Ltd.......................    71,880     655,778
#   Iseki & Co., Ltd..................................... 1,110,000   2,416,552
    Ishii Iron Works Co., Ltd............................   110,000     167,059
    Itoki Corp...........................................   215,800   1,222,584
    Iwasaki Electric Co., Ltd............................   372,000     552,506
    Iwatani Corp......................................... 1,087,000   6,314,657
    J-COM Holdings Co., Ltd..............................    18,000     432,214
#   JAC Recruitment Co., Ltd.............................    88,700   1,011,698
#   Jalux, Inc...........................................    39,500     662,442
#   Jamco Corp...........................................    68,400   1,358,044
    Japan Foundation Engineering Co., Ltd................   119,500     433,561

                                     2005

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
Industrials -- (Continued)
    Japan Pulp & Paper Co., Ltd..........................   506,000 $1,802,747
    Japan Steel Works, Ltd. (The)........................ 1,992,000  8,911,178
    Japan Transcity Corp.................................   242,000    912,142
    JK Holdings Co., Ltd.................................    89,940    423,901
    Juki Corp............................................   185,800  1,593,506
    Kamei Corp...........................................   148,700  1,213,140
    Kanaden Corp.........................................   110,600  1,028,348
    Kanagawa Chuo Kotsu Co., Ltd.........................   190,000  1,145,158
    Kanamoto Co., Ltd....................................   171,600  3,576,890
    Kandenko Co., Ltd....................................   626,000  6,135,593
    Kanematsu Corp....................................... 2,395,625  3,919,738
#   Katakura Industries Co., Ltd.........................   136,100  1,615,964
#   Kato Works Co., Ltd..................................   309,000  1,327,896
#   KAWADA TECHNOLOGIES, Inc.............................    53,700  1,887,388
    Kawasaki Kinkai Kisen Kaisha, Ltd....................    96,000    260,323
#   Kawasaki Kisen Kaisha, Ltd........................... 3,035,000  7,449,637
    Keihin Co., Ltd......................................   249,000    331,250
    KFC, Ltd.............................................     1,400     26,394
#*  KI Holdings Co., Ltd.................................    88,000    269,998
    Kimura Chemical Plants Co., Ltd......................    39,900    115,829
#   King Jim Co., Ltd....................................    13,000    108,128
#   Kinki Sharyo Co., Ltd................................   153,000    379,974
    Kintetsu World Express, Inc..........................   159,100  2,210,612
    Kitagawa Iron Works Co., Ltd.........................   496,000    846,665
    Kitano Construction Corp.............................   259,000    642,594
#   Kito Corp............................................   108,500    907,702
    Kitz Corp............................................   543,500  2,910,546
*   Kobe Electric Railway Co., Ltd.......................    39,000    139,486
    Kobelco Eco-Solutions Co., Ltd.......................    97,000    377,130
    Koike Sanso Kogyo Co., Ltd...........................   145,000    334,842
#   Kokusai Co., Ltd.....................................    41,700    345,513
    Kokuyo Co., Ltd......................................   525,125  7,718,336
    KOMAIHALTEC, Inc.....................................   227,000    446,122
    Komatsu Wall Industry Co., Ltd.......................    40,000    636,152
    Komori Corp..........................................   348,700  3,895,376
    Kondotec, Inc........................................   124,000    923,811
    Konoike Transport Co., Ltd...........................    71,800    830,649
#*  Kosaido Co., Ltd.....................................   248,600    736,537
    KRS Corp.............................................    36,200    860,366
    Kumagai Gumi Co., Ltd................................ 2,002,000  6,663,747
#   Kuroda Electric Co., Ltd.............................   219,100  4,011,149
    Kyodo Printing Co., Ltd..............................   506,000  1,623,567
    Kyokuto Boeki Kaisha, Ltd............................    58,000    102,920
    Kyokuto Kaihatsu Kogyo Co., Ltd......................   185,700  1,910,848
    Kyoritsu Printing Co., Ltd...........................   115,700    344,996
    Kyowa Exeo Corp......................................   481,800  6,267,908
#   Kyudenko Corp........................................   219,000  7,698,627
    Link And Motivation, Inc.............................   251,400    564,820
    Lonseal Corp.........................................   116,000    163,434
    Maeda Corp...........................................   821,000  7,457,507
    Maeda Kosen Co., Ltd.................................   109,900  1,182,383
    Maeda Road Construction Co., Ltd.....................   387,000  7,326,874
    Maezawa Industries, Inc..............................    35,700     95,075

                                     2006

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
Industrials -- (Continued)
    Maezawa Kasei Industries Co., Ltd....................    48,900 $  499,363
    Maezawa Kyuso Industries Co., Ltd....................    49,100    672,571
    Makino Milling Machine Co., Ltd......................   655,000  3,678,236
    Marubeni Construction Material Lease Co., Ltd........    75,000    131,158
#   Marufuji Sheet Piling Co., Ltd.......................    58,000    133,146
    Maruka Machinery Co., Ltd............................    32,200    356,027
    Maruwa Unyu Kikan Co., Ltd...........................    28,400    809,938
    Maruyama Manufacturing Co., Inc......................   230,000    392,807
    Maruzen Co., Ltd.....................................    46,000    436,177
    Maruzen Showa Unyu Co., Ltd..........................   300,000  1,197,473
    Matsuda Sangyo Co., Ltd..............................    82,882  1,073,028
    Matsui Construction Co., Ltd.........................   135,300  1,713,810
    Max Co., Ltd.........................................   191,000  2,443,349
    Meidensha Corp....................................... 1,171,050  4,006,723
    Meiji Shipping Co., Ltd..............................   111,000    337,873
#   Meisei Industrial Co., Ltd...........................   251,000  1,206,117
#   Meitec Corp..........................................   181,300  6,034,804
#   Meiwa Corp...........................................   158,000    506,651
    Mesco, Inc...........................................    22,000    186,413
#   METAWATER Co., Ltd...................................    37,800  1,178,648
    Mie Kotsu Group Holdings, Inc........................   127,100    463,526
    Mirait Holdings Corp.................................   374,085  3,983,860
    Mitani Corp..........................................    68,200  2,101,020
    Mitsubishi Kakoki Kaisha, Ltd........................   117,000    222,386
    Mitsubishi Nichiyu Forklift Co., Ltd.................   177,700    955,036
#   Mitsubishi Pencil Co., Ltd...........................   100,300  4,890,048
    Mitsuboshi Belting, Ltd..............................   328,000  2,763,749
#   Mitsui Engineering & Shipbuilding Co., Ltd........... 5,109,000  7,430,242
    Mitsui Matsushima Co., Ltd...........................   847,000    815,624
    Mitsui-Soko Holdings Co., Ltd........................   626,000  1,652,610
    Mitsumura Printing Co., Ltd..........................    93,000    183,677
#   Miyaji Engineering Group, Inc........................   332,175    484,078
    Morita Holdings Corp.................................   227,700  3,122,253
#   NAC Co., Ltd.........................................    61,700    522,826
#   Nachi-Fujikoshi Corp................................. 1,045,000  3,401,501
    Nagase & Co., Ltd....................................   436,500  5,079,876
    Naigai Trans Line, Ltd...............................     3,800     33,192
    Nakabayashi Co., Ltd.................................   211,000    561,150
    Nakano Corp..........................................    29,600    122,777
    Namura Shipbuilding Co., Ltd.........................   220,728  1,246,472
    Narasaki Sangyo Co., Ltd.............................   103,000    241,130
    NDS Co., Ltd.........................................   241,000    633,615
#   NEC Capital Solutions, Ltd...........................    48,100    714,462
    Nichias Corp.........................................   587,000  4,745,131
    Nichiban Co., Ltd....................................   141,000  1,031,755
    Nichiden Corp........................................    24,300    735,118
    Nichiha Corp.........................................   160,180  3,099,700
    Nichireki Co., Ltd...................................   148,000  1,019,202
    Nihon Dengi Co., Ltd.................................     3,300     58,376
    Nihon Flush Co., Ltd.................................    11,400    127,886
    Nihon Trim Co., Ltd..................................    30,100  2,033,430
    Nikkato Corp.........................................       700      2,609
    Nikko Co., Ltd.......................................   159,000    523,728

                                     2007

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
Industrials -- (Continued)
    Nikkon Holdings Co., Ltd.............................   356,800 $7,122,988
    Nippi, Inc...........................................    25,000    162,888
    Nippo Corp...........................................   227,000  4,172,890
    Nippon Air Conditioning Services Co., Ltd............    38,300    201,123
#   Nippon Carbon Co., Ltd...............................   648,000  1,215,320
    Nippon Densetsu Kogyo Co., Ltd.......................   227,300  4,545,142
    Nippon Filcon Co., Ltd...............................    70,900    308,384
    Nippon Hume Corp.....................................   129,400    811,340
    Nippon Kanzai Co., Ltd...............................    88,700  1,475,128
    Nippon Koei Co., Ltd.................................   390,000  1,244,983
#   Nippon Parking Development Co., Ltd.................. 1,197,800  1,441,212
    Nippon Rietec Co., Ltd...............................     7,000     61,006
    Nippon Road Co., Ltd. (The)..........................   384,000  1,573,264
    Nippon Seisen Co., Ltd...............................   100,000    400,869
#*  Nippon Sharyo, Ltd...................................   422,000  1,141,205
#*  Nippon Sheet Glass Co., Ltd.......................... 5,848,000  4,280,696
    Nippon Steel & Sumikin Bussan Corp...................   955,599  3,270,296
    Nippon Thompson Co., Ltd.............................   410,000  1,342,632
    Nippon Tungsten Co., Ltd.............................    62,000    100,091
    Nishi-Nippon Railroad Co., Ltd....................... 1,196,000  6,235,229
    Nishimatsu Construction Co., Ltd..................... 1,794,000  8,894,596
    Nishio Rent All Co., Ltd.............................    92,500  2,240,028
#   Nissei ASB Machine Co., Ltd..........................    52,300    945,248
    Nissei Corp..........................................    37,900    346,555
    Nissei Plastic Industrial Co., Ltd...................   184,500  1,218,643
#   Nissha Printing Co., Ltd.............................   157,500  3,117,741
    Nisshinbo Holdings, Inc..............................   870,500  8,101,410
    Nissin Corp..........................................   409,000  1,232,774
    Nissin Electric Co., Ltd.............................   279,000  4,797,495
    Nitta Corp...........................................   103,700  2,579,856
    Nitto Boseki Co., Ltd................................   934,000  3,385,364
    Nitto Kogyo Corp.....................................   159,700  2,186,996
    Nitto Kohki Co., Ltd.................................    68,500  1,590,952
    Nitto Seiko Co., Ltd.................................   149,000    421,259
#   Nittoc Construction Co., Ltd.........................   140,800    625,308
#   Nittoku Engineering Co., Ltd.........................    81,900  1,010,858
    NJS Co., Ltd.........................................    30,200    335,754
    Noda Corp............................................   153,600  1,007,608
#   Nomura Co., Ltd......................................   218,200  3,266,653
    Noritake Co., Ltd....................................   642,000  1,490,734
    Noritz Corp..........................................   172,400  3,372,547
    NS United Kaiun Kaisha, Ltd..........................   599,000    789,650
    NTN Corp............................................. 2,298,000  7,388,306
    Obara Group, Inc.....................................    79,200  3,260,865
    Obayashi Road Corp...................................   166,300  1,178,610
#   Odelic Co., Ltd......................................    20,000    737,998
    Oiles Corp...........................................   151,350  2,700,282
    Okabe Co., Ltd.......................................   242,100  1,880,857
#   Okamoto Machine Tool Works, Ltd......................   205,000    237,174
    Okamura Corp.........................................   381,900  3,943,953
#   OKK Corp.............................................   425,000    423,383
    OKUMA Corp...........................................   849,000  6,458,495
    Okumura Corp.........................................   999,400  5,900,147

                                     2008

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
Industrials -- (Continued)
    Onoken Co., Ltd......................................    84,600 $ 1,029,549
    Organo Corp..........................................   228,000     891,405
#   OSG Corp.............................................   452,700   7,541,696
#   OSJB Holdings Corp...................................   538,300   1,080,692
    Outsourcing, Inc.....................................    66,100   2,480,167
    Oyo Corp.............................................   104,300   1,174,955
    Paraca, Inc..........................................     3,800      59,241
#   Pasco Corp...........................................   137,000     449,740
#   Pasona Group, Inc....................................   126,800     827,084
    Pegasus Sewing Machine Manufacturing Co., Ltd........    26,100     126,983
#   Penta-Ocean Construction Co., Ltd.................... 1,724,600  10,486,207
    Pilot Corp...........................................   188,800   8,223,287
#   Prestige International, Inc..........................   134,500   2,029,818
    Pronexus, Inc........................................   126,400   1,335,786
#   PS Mitsubishi Construction Co., Ltd..................   144,500     546,219
    Punch Industry Co., Ltd..............................     5,600      43,478
    Quick Co., Ltd.......................................    25,100     192,296
    Raito Kogyo Co., Ltd.................................   313,100   3,671,899
    Rheon Automatic Machinery Co., Ltd...................   110,500     678,943
    Ryobi, Ltd...........................................   790,200   3,745,635
    Sakai Heavy Industries, Ltd..........................   237,000     422,467
    Sakai Moving Service Co., Ltd........................    57,400   1,396,677
    Sanki Engineering Co., Ltd...........................   297,600   2,583,699
#   Sanko Metal Industrial Co., Ltd......................   136,000     388,268
#   Sankyo Tateyama, Inc.................................   166,200   2,528,468
    Sankyu, Inc.......................................... 1,540,000   8,733,483
#   Sanoyas Holdings Corp................................    40,600     134,692
    Sanwa Holdings Corp.................................. 1,232,600  12,815,688
    Sanyo Denki Co., Ltd.................................   259,000   1,221,338
    Sanyo Engineering & Construction, Inc................    48,000     291,028
    Sanyo Industries, Ltd................................    99,000     167,323
    Sanyo Trading Co., Ltd...............................    13,600     169,006
#   Sata Construction Co., Ltd...........................    85,399     332,948
    Sato Holdings Corp...................................   153,400   3,514,888
    Sato Shoji Corp......................................    66,800     426,704
    SBS Holdings, Inc....................................   106,900     738,300
    Secom Joshinetsu Co., Ltd............................    32,900   1,096,294
    Seibu Electric Industry Co., Ltd.....................    78,000     329,682
    Seika Corp...........................................   313,000     767,158
    Seikitokyu Kogyo Co., Ltd............................   178,300     897,842
    Seino Holdings Co., Ltd..............................   258,600   2,633,551
    Sekisui Jushi Corp...................................   176,700   2,881,508
#   Senko Co., Ltd.......................................   564,500   3,536,628
    Senshu Electric Co., Ltd.............................    35,100     558,658
    Shibusawa Warehouse Co., Ltd. (The)..................   263,000     736,170
    Shibuya Corp.........................................    99,700   1,803,609
#   Shima Seiki Manufacturing, Ltd.......................   161,400   3,173,149
    Shin Nippon Air Technologies Co., Ltd................    86,280     916,562
    Shin-Keisei Electric Railway Co., Ltd................   181,000     708,465
    Shinmaywa Industries, Ltd............................   550,000   3,645,919
    Shinnihon Corp.......................................   186,700   1,666,686
    Shinsho Corp.........................................   279,000     468,610
    Shinwa Co., Ltd......................................    22,400     348,308

                                     2009

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
Industrials -- (Continued)
#*  Shoko Co., Ltd.......................................   198,000 $  140,855
    Showa Aircraft Industry Co., Ltd.....................    15,837    145,466
    Sinfonia Technology Co., Ltd.........................   684,000  1,210,765
    Sinko Industries, Ltd................................   110,700  1,276,892
    Sintokogio, Ltd......................................   265,000  2,086,943
    Soda Nikka Co., Ltd..................................    67,000    315,173
    Sodick Co., Ltd......................................   255,900  2,002,089
#   Space Co., Ltd.......................................    66,220    765,963
#   Srg Takamiya Co., Ltd................................   118,600    502,367
#   Subaru Enterprise Co., Ltd...........................    55,000    208,525
    Sugimoto & Co., Ltd..................................    31,500    362,848
    Sumitomo Densetsu Co., Ltd...........................   104,400  1,173,367
#   Sumitomo Mitsui Construction Co., Ltd................ 5,141,500  4,676,739
    Sumitomo Precision Products Co., Ltd.................   189,000    603,280
    Sumitomo Warehouse Co., Ltd. (The)...................   819,000  4,299,801
*   SWCC Showa Holdings Co., Ltd......................... 1,562,000    972,109
    Tadano, Ltd..........................................   591,700  5,708,984
    Taihei Dengyo Kaisha, Ltd............................   175,000  1,790,525
#   Taiheiyo Kouhatsu, Inc...............................   407,000    284,793
    Taikisha, Ltd........................................   147,000  3,959,563
    Takamatsu Construction Group Co., Ltd................    80,000  1,931,968
#   Takano Co., Ltd......................................    49,400    314,684
    Takaoka Toko Co., Ltd................................    51,820    905,545
    Takara Printing Co., Ltd.............................    48,455    677,887
    Takara Standard Co., Ltd.............................   507,000  4,873,601
#   Takasago Thermal Engineering Co., Ltd................   355,200  4,669,312
    Takashima & Co., Ltd.................................   225,000    371,875
#   Takeei Corp..........................................   121,800  1,040,495
#   Takeuchi Manufacturing Co., Ltd......................   205,200  2,723,753
#   Takigami Steel Construction Co., Ltd. (The)..........    50,000    235,994
    Takisawa Machine Tool Co., Ltd.......................   368,000    471,019
    Takuma Co., Ltd......................................   414,000  3,589,183
#   Tanseisha Co., Ltd...................................   187,849  1,451,357
    Tatsuta Electric Wire and Cable Co., Ltd.............   257,400    834,692
    TECHNO ASSOCIE Co., Ltd..............................    56,800    553,204
    Techno Ryowa, Ltd....................................    69,390    413,890
    TechnoPro Holdings, Inc..............................    55,500  1,897,074
    Teikoku Electric Manufacturing Co., Ltd..............    96,000    751,870
    Teikoku Sen-I Co., Ltd...............................   102,100  1,382,802
#   Tekken Corp..........................................   464,000  1,704,428
    Teraoka Seisakusho Co., Ltd..........................    53,600    175,419
    Toa Corp............................................. 1,103,000  1,904,629
    TOA ROAD Corp........................................   266,000    721,167
#   Tobishima Corp....................................... 1,073,200  1,960,342
    Tocalo Co., Ltd......................................    83,100  1,642,606
    Toda Corp............................................ 1,230,000  6,165,337
    Toenec Corp..........................................   212,000  1,234,052
    Togami Electric Manufacturing Co., Ltd...............    20,000     79,154
#   TOKAI Holdings Corp..................................   528,400  3,452,633
#   Tokai Lease Co., Ltd.................................   162,000    307,241
    Tokyo Energy & Systems, Inc..........................   139,000  1,582,335
    Tokyo Keiki, Inc.....................................   354,000    580,083
*   Tokyo Kikai Seisakusho, Ltd..........................   205,000     77,207

                                     2010

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
Industrials -- (Continued)
    Tokyo Sangyo Co., Ltd................................    81,000 $  283,572
    Tokyu Construction Co., Ltd..........................   221,700  2,319,956
    Toli Corp............................................   261,000    836,271
    Tomoe Corp...........................................   152,000    515,990
#   Tomoe Engineering Co., Ltd...........................    37,200    566,028
    Tonami Holdings Co., Ltd.............................   308,000    823,418
    Toppan Forms Co., Ltd................................   298,500  3,293,954
#   Torishima Pump Manufacturing Co., Ltd................   117,100  1,281,795
    Toshiba Machine Co., Ltd.............................   663,000  2,228,901
#   Toshiba Plant Systems & Services Corp................   262,650  4,639,262
#   Tosho Printing Co., Ltd..............................   227,000  1,100,106
#   Totetsu Kogyo Co., Ltd...............................   148,900  4,710,233
    Toyo Construction Co., Ltd...........................   424,700  2,174,944
    Toyo Denki Seizo K.K.................................   207,000    612,312
#   Toyo Engineering Corp................................   868,400  2,795,727
    Toyo Machinery & Metal Co., Ltd......................    87,400    297,847
    Toyo Tanso Co., Ltd..................................    67,000    994,774
    Toyo Wharf & Warehouse Co., Ltd......................   340,000    482,955
    Trancom Co., Ltd.....................................    42,000  2,705,299
    Trinity Industrial Corp..............................    19,000     87,879
    Trusco Nakayama Corp.................................   112,700  5,640,065
    Trust Tech, Inc......................................    48,900    605,601
    Tsubakimoto Chain Co.................................   864,700  5,874,883
    Tsubakimoto Kogyo Co., Ltd...........................   117,000    309,720
#*  Tsudakoma Corp.......................................   294,000    346,155
#   Tsugami Corp.........................................   395,000  1,683,630
    Tsukishima Kikai Co., Ltd............................   142,900  1,486,910
    Tsurumi Manufacturing Co., Ltd.......................    92,200  1,373,563
    TTK Co., Ltd.........................................    62,000    287,031
    Uchida Yoko Co., Ltd.................................   297,000  1,339,919
    Ueki Corp............................................   348,000    730,065
#   Union Tool Co........................................    50,900  1,460,801
    Ushio, Inc...........................................   580,200  7,165,795
    Utoc Corp............................................    98,700    302,080
#   Wakachiku Construction Co., Ltd...................... 1,052,000  1,671,564
    Wakita & Co., Ltd....................................   219,800  1,480,755
    WDB Holdings Co., Ltd................................    18,000    140,725
    Weathernews, Inc.....................................    27,800    857,436
#   World Holdings Co., Ltd..............................    42,500    644,765
#   Yahagi Construction Co., Ltd.........................   159,400  1,442,775
    YAMABIKO Corp........................................   194,028  1,530,935
    YAMADA Consulting Group Co., Ltd.....................     3,800    161,517
    Yamato Corp..........................................    82,000    444,839
    Yamaura Corp.........................................    16,200     86,382
    Yamazen Corp.........................................   338,900  2,910,702
    Yasuda Logistics Corp................................    94,300    561,851
    Yokogawa Bridge Holdings Corp........................   183,100  2,067,400
    Yondenko Corp........................................   128,800    491,760
    Yuasa Trading Co., Ltd...............................   105,000  2,305,901
    Yuken Kogyo Co., Ltd.................................   196,000    336,309
#   Yumeshin Holdings Co., Ltd...........................   154,700  1,141,601
    Yurtec Corp..........................................   249,000  1,468,942
    Yusen Logistics Co., Ltd.............................   109,500  1,204,910

                                     2011

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
Industrials -- (Continued)
#   Yushin Precision Equipment Co., Ltd.................    39,000 $    745,255
    Zenitaka Corp. (The)................................     5,000       18,800
#   Zuiko Corp..........................................    20,800      846,665
                                                                   ------------
Total Industrials.......................................            835,379,318
                                                                   ------------
Information Technology -- (11.8%)
#   A&D Co., Ltd........................................   113,900      424,627
#   Advantest Corp......................................   341,400    4,528,167
#   Ai Holdings Corp....................................   247,200    6,061,448
    Aichi Tokei Denki Co., Ltd..........................   187,000      571,213
#   Aiphone Co., Ltd....................................    71,900    1,304,595
#   Aisan Technology Co., Ltd...........................    10,700      432,486
    Alpha Systems, Inc..................................    33,260      573,314
    Amano Corp..........................................   374,300    6,055,011
#   Anritsu Corp........................................   873,500    5,076,895
    AOI Electronics Co., Ltd............................    26,900      530,058
    Argo Graphics, Inc..................................    26,100      467,134
    Arisawa Manufacturing Co., Ltd......................   200,900    1,082,771
#   ArtSpark Holdings, Inc..............................    32,000      532,359
    Asahi Net, Inc......................................    74,800      313,200
#   Ateam, Inc..........................................    62,600    1,165,979
    Axell Corp..........................................    44,900      310,801
    Azbil Corp..........................................   190,300    5,743,523
    Broadband Tower, Inc................................   211,800      379,837
    Broadleaf Co., Ltd..................................   126,400    1,268,744
    CAC Holdings Corp...................................    60,400      464,454
    Canon Electronics, Inc..............................   132,000    2,001,633
    Capcom Co., Ltd.....................................   294,600    6,008,365
    Chino Corp..........................................    35,900      354,076
    Citizen Holdings Co., Ltd........................... 1,041,400    5,578,224
#*  CMK Corp............................................   271,300    1,274,387
    Computer Engineering & Consulting, Ltd..............    74,200    1,036,083
    Computer Institute of Japan, Ltd....................    26,700      122,842
    Comture Corp........................................    19,100      625,564
    CONEXIO Corp........................................   114,700    1,698,930
#   COOKPAD, Inc........................................   287,400    4,028,360
    Cresco, Ltd.........................................    28,500      666,704
#   CROOZ, Inc..........................................    39,700      743,104
    Cube System, Inc....................................    12,300       76,790
#   Dai-ichi Seiko Co., Ltd.............................    55,600      574,659
#   Daishinku Corp......................................   200,000      523,715
    Daito Electron Co., Ltd.............................     5,900       35,147
    Daiwabo Holdings Co., Ltd........................... 1,186,000    2,767,353
    Denki Kogyo Co., Ltd................................   295,000    1,473,956
    Densan System Co., Ltd..............................     1,600       23,546
    Digital Arts, Inc...................................    58,200    1,327,868
#   Digital Garage, Inc.................................    89,100    1,692,786
    Dip Corp............................................    91,600    2,755,973
    DKK-Toa Corp........................................    38,200      175,591
    DTS Corp............................................   122,000    2,407,076
    Eizo Corp...........................................   104,200    2,841,620
#   Elecom Co., Ltd.....................................   102,900    2,370,601
    Elematec Corp.......................................    52,271    1,161,376

                                     2012

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
Information Technology -- (Continued)
    EM Systems Co., Ltd...................................    40,800 $  525,420
#   Enplas Corp...........................................    59,300  1,664,127
    ESPEC Corp............................................   118,000  1,568,828
#   Excel Co., Ltd........................................    49,300    656,053
#   F@N Communications, Inc...............................   276,600  2,243,383
    Faith, Inc............................................    27,910    288,675
#*  FDK Corp..............................................   552,000    492,767
    Ferrotec Corp.........................................   174,000  2,270,792
    Forval Corp...........................................     4,700     34,136
    Fuji Soft, Inc........................................   117,500  2,912,899
    Fujitsu Frontech, Ltd.................................    75,300    739,978
    Fukui Computer Holdings, Inc..........................    14,700    280,785
    Furuno Electric Co., Ltd..............................   137,500    690,038
    Furuya Metal Co., Ltd.................................    11,800    196,022
    Fusion Partners Co....................................    54,200    287,476
    Future Corp...........................................   129,200  1,023,466
    GMO internet, Inc.....................................   410,800  5,319,212
#   GMO Payment Gateway, Inc..............................    98,500  5,652,257
*   Gree, Inc.............................................   672,200  3,395,166
    Gurunavi, Inc.........................................   172,800  4,555,260
    Hagiwara Electric Co., Ltd............................    14,500    257,416
    Hakuto Co., Ltd.......................................    80,700    731,534
#   Hearts United Group Co., Ltd..........................    42,400  1,338,273
    Hibino Corp...........................................     1,300     33,355
#   Hioki EE Corp.........................................    52,200    941,565
    Hitachi Kokusai Electric, Inc.........................   332,500  5,314,769
    Hitachi Maxell, Ltd...................................   109,000  1,821,146
#   Hochiki Corp..........................................   140,000  1,559,756
#   Hokuriku Electric Industry Co., Ltd...................   482,000    587,829
    Honda Tsushin Kogyo Co., Ltd..........................     9,300     71,762
#   Horiba, Ltd...........................................   212,650  9,950,826
#   Hosiden Corp..........................................   357,900  2,189,521
    I-Net Corp............................................    53,900    571,792
    Ibiden Co., Ltd.......................................   477,378  6,094,112
    Icom, Inc.............................................    49,600  1,025,846
#   Ikegami Tsushinki Co., Ltd............................   339,000    404,055
#   Imagica Robot Holdings, Inc...........................    57,100    391,827
    Ines Corp.............................................   183,900  1,954,859
    Infocom Corp..........................................    80,400  1,094,312
#   Infomart Corp.........................................    91,100    984,161
    Information Services International-Dentsu, Ltd........    75,900  1,479,891
    Innotech Corp.........................................   105,000    486,761
    Internet Initiative Japan, Inc........................   192,400  4,059,644
#   Iriso Electronics Co., Ltd............................    55,300  3,232,324
#   Istyle, Inc...........................................   174,800  1,563,803
    Itfor, Inc............................................   100,200    507,306
*   Iwatsu Electric Co., Ltd..............................   572,000    372,242
    Japan Asia Group, Ltd.................................    49,600    188,132
#   Japan Aviation Electronics Industry, Ltd..............   330,000  4,853,725
#   Japan Cash Machine Co., Ltd...........................    30,800    315,236
    Japan Digital Laboratory Co., Ltd.....................   107,700  1,485,035
#*  Japan Display, Inc.................................... 1,967,700  3,532,137
#   Japan Material Co., Ltd...............................    54,700  1,933,287

                                     2013

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
Information Technology -- (Continued)
#   Japan Radio Co., Ltd.................................... 355,000 $1,001,688
#   Jastec Co., Ltd.........................................  47,800    483,269
#   JBCC Holdings, Inc......................................  87,500    562,966
    Justsystems Corp........................................ 198,400  1,704,268
    Kaga Electronics Co., Ltd............................... 105,100  1,299,636
    Kanematsu Electronics, Ltd..............................  74,100  1,399,778
#*  KLab, Inc............................................... 191,400  1,133,136
#   Koa Corp................................................ 195,900  1,623,448
    Kyosan Electric Manufacturing Co., Ltd.................. 279,000    991,198
    Kyowa Electronic Instruments Co., Ltd................... 135,100    444,610
#   LAC Co., Ltd............................................  87,300    813,165
    Lasertec Corp...........................................  92,500  1,295,069
    Macnica Fuji Electronics Holdings, Inc.................. 161,650  1,566,294
    Mamezou Holdings Co., Ltd...............................  85,300    812,079
    MarkLines Co., Ltd......................................     500     14,131
    Marubun Corp............................................  95,700    555,606
    Maruwa Co., Ltd.........................................  53,400  2,013,018
#   Marvelous, Inc.......................................... 196,300  1,507,113
    MCJ Co., Ltd............................................  97,200    566,722
#   Megachips Corp.......................................... 107,400  1,301,845
*   Meiko Electronics Co., Ltd.............................. 121,800    423,330
    Melco Holdings, Inc.....................................  75,500  2,150,039
#   Micronics Japan Co., Ltd................................ 182,200  1,609,361
    MIMAKI ENGINEERING Co., Ltd.............................  64,000    274,907
    Mimasu Semiconductor Industry Co., Ltd..................  92,281    950,477
    Miraial Co., Ltd........................................  29,800    212,352
    Miroku Jyoho Service Co., Ltd........................... 103,400  1,369,201
#   Mitsubishi Research Institute, Inc......................  36,500  1,131,082
#   Mitsui High-Tec, Inc.................................... 139,000    963,988
#*  Mitsumi Electric Co., Ltd............................... 527,600  2,638,880
    MTI, Ltd................................................ 189,500  1,262,416
#   Mutoh Holdings Co., Ltd................................. 134,000    301,699
    Nagano Keiki Co., Ltd...................................  14,900     86,649
#   Nakayo, Inc............................................. 390,000  1,217,945
    NEC Networks & System Integration Corp.................. 136,600  2,509,309
    NET One Systems Co., Ltd................................ 525,900  3,560,882
*   New Japan Radio Co., Ltd................................  96,000    337,318
#   Nexyz Group Corp........................................  48,000    601,630
#   Nichicon Corp........................................... 334,200  2,469,141
    Nihon Dempa Kogyo Co., Ltd.............................. 102,700    857,637
    Nihon Unisys, Ltd....................................... 351,175  4,786,789
#   Nippon Ceramic Co., Ltd.................................  62,200  1,233,606
    Nippon Chemi-Con Corp................................... 950,000  1,389,955
#   Nippon Kodoshi Corp.....................................  25,000    194,017
    Nippon Signal Co., Ltd.................................. 310,600  2,963,060
    Nippon Systemware Co., Ltd..............................  38,100    459,285
    Nohmi Bosai, Ltd........................................ 145,900  2,189,055
#   Noritsu Koki Co., Ltd................................... 117,500    793,773
    NS Solutions Corp....................................... 184,800  3,488,894
    NSD Co., Ltd............................................ 157,880  2,613,780
    Nuflare Technology, Inc.................................  24,200  1,159,679
#   Ohara, Inc..............................................  47,600    250,039
#   Okaya Electric Industries Co., Ltd......................  73,000    263,786

                                     2014

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
Information Technology -- (Continued)
    Oki Electric Industry Co., Ltd....................... 4,930,000 $ 6,702,072
    ONO Sokki Co., Ltd...................................    58,400     490,806
#   Optex Co., Ltd.......................................    63,900   1,477,430
#*  Optim Corp...........................................    11,900     510,215
#   Origin Electric Co., Ltd.............................   173,000     462,225
    Osaki Electric Co., Ltd..............................   229,000   1,842,614
    Panasonic Industrial Devices SUNX Co., Ltd...........   111,600     676,664
    PCA Corp.............................................     2,500      28,711
    Poletowin Pitcrew Holdings, Inc......................    76,100     588,843
    Riken Keiki Co., Ltd.................................    81,300     928,348
    Riso Kagaku Corp.....................................   179,500   2,585,987
    Roland DG Corp.......................................    53,600   1,114,611
    Rorze Corp...........................................    40,700     741,138
#*  RVH, Inc.............................................    58,700     601,765
    Ryoden Corp..........................................   178,000   1,118,657
    Ryosan Co., Ltd......................................   191,900   5,915,742
#   Ryoyo Electro Corp...................................   112,100   1,363,849
#   Sakura Internet, Inc.................................    79,100     702,439
    Sanken Electric Co., Ltd.............................   698,000   2,456,351
    Sanshin Electronics Co., Ltd.........................   164,300   1,448,687
    Satori Electric Co., Ltd.............................    85,880     566,457
    Saxa Holdings, Inc...................................   298,000     572,029
    Shibaura Electronics Co., Ltd........................    29,100     492,344
    Shibaura Mechatronics Corp...........................   200,000     418,783
    Shindengen Electric Manufacturing Co., Ltd...........   433,000   1,624,930
#*  Shinkawa, Ltd........................................    94,400     476,756
    Shinko Electric Industries Co., Ltd..................   470,400   2,574,596
    Shinko Shoji Co., Ltd................................   127,300   1,293,207
    Shizuki Electric Co., Inc............................   100,000     548,934
#   Siix Corp............................................    92,900   3,420,570
    SK-Electronics Co., Ltd..............................     8,900      92,757
    SMK Corp.............................................   372,000   1,246,157
    SMS Co., Ltd.........................................   150,200   3,547,059
    Softbank Technology Corp.............................    29,000     606,989
#*  Softbrain Co., Ltd...................................   161,300     662,089
    Softcreate Holdings Corp.............................    17,000     203,952
    Sourcenext Corp......................................    46,100     258,847
    SRA Holdings.........................................    56,900   1,219,448
#   Star Micronics Co., Ltd..............................   221,700   2,607,220
#   Sumco Corp...........................................   991,800   7,366,518
#   Sumida Corp..........................................   107,549     919,523
    Sun-Wa Technos Corp..................................    40,500     278,363
    Suzuden Corp.........................................     1,200      11,057
    Systena Corp.........................................   116,600   1,923,299
#   Tabuchi Electric Co., Ltd............................   154,600     537,269
    Tachibana Eletech Co., Ltd...........................    85,260     953,068
    Taiyo Yuden Co., Ltd.................................   678,700   6,037,104
    Tamura Corp..........................................   457,000   1,396,652
    TechMatrix Corp......................................    46,400   1,051,325
#   Tecnos Japan, Inc....................................    49,400     986,756
    Teikoku Tsushin Kogyo Co., Ltd.......................   198,000     287,441
    TIS, Inc.............................................   505,101  13,041,185
    TKC Corp.............................................   104,700   2,964,189

                                     2015

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
Information Technology -- (Continued)
#   Tokyo Electron Device, Ltd..........................    37,200 $    546,129
    Tokyo Seimitsu Co., Ltd.............................   231,900    5,449,048
    Tomen Devices Corp..................................     2,400       42,756
#   Topcon Corp.........................................   586,200    5,607,146
    Torex Semiconductor, Ltd............................    19,000      204,611
    Tose Co., Ltd.......................................    22,100      143,567
#*  Toshiba TEC Corp....................................   806,000    2,786,384
    Toukei Computer Co., Ltd............................    22,710      407,918
    Towa Corp...........................................   124,500    1,358,453
    Toyo Corp...........................................   134,700    1,416,995
    Transcosmos, Inc....................................   154,000    4,406,643
    Tri Chemical Laboratories, Inc......................    25,000      480,959
    UKC Holdings Corp...................................    69,700    1,096,518
    Ulvac, Inc..........................................   252,600    7,826,292
*   Uniden Holdings Corp................................   376,000      452,182
    UNIRITA, Inc........................................     3,500       56,961
#*  UT Group Co., Ltd...................................   189,500      839,998
#   V Technology Co., Ltd...............................    25,000    3,250,845
#*  V-Cube, Inc.........................................    58,700      444,426
    VeriServe Corp......................................     8,700      283,823
#   Vitec Holdings Co., Ltd.............................    43,500      429,711
#   Voyage Group, Inc...................................    22,400      202,024
#   Wacom Co., Ltd......................................   920,300    3,745,789
    Wellnet Corp........................................    80,700    1,404,204
#   Y A C Co., Ltd......................................    36,000      484,861
#   Yamaichi Electronics Co., Ltd.......................   146,000    1,094,997
    Yashima Denki Co., Ltd..............................    25,600      144,682
    Yokowo Co., Ltd.....................................    86,200      505,209
*   Zappallas, Inc......................................    55,900      200,105
    Zuken, Inc..........................................    78,300      765,635
                                                                   ------------
Total Information Technology............................            383,583,822
                                                                   ------------
Materials -- (11.1%)
    Achilles Corp.......................................   909,000    1,249,433
    ADEKA Corp..........................................   544,000    7,201,792
    Agro-Kanesho Co., Ltd...............................    36,100      387,144
    Aichi Steel Corp....................................   654,000    3,263,886
    Alconix Corp........................................    56,000      779,099
    Arakawa Chemical Industries, Ltd....................    87,500      844,220
    Araya Industrial Co., Ltd...........................   268,000      346,259
#   Asahi Holdings, Inc.................................   174,650    2,977,299
    Asahi Printing Co., Ltd.............................       800       19,045
    Asahi Yukizai Corp..................................   412,000      774,481
    Asia Pile Holdings Corp.............................    23,300       97,680
    C Uyemura & Co., Ltd................................    23,100    1,013,750
    Carlit Holdings Co., Ltd............................    74,100      352,385
    Chuetsu Pulp & Paper Co., Ltd.......................   552,000    1,154,751
*   Chugai Mining Co., Ltd.............................. 1,012,400      206,797
    Chugoku Marine Paints, Ltd..........................   345,000    2,328,812
#   Dai Nippon Toryo Co., Ltd...........................   740,000    1,460,386
    Daido Steel Co., Ltd................................ 1,685,000    6,838,178
#   Daiichi Kigenso Kagaku-Kogyo Co., Ltd...............    17,600      465,550
    Daiken Corp.........................................   406,000    1,370,457

                                     2016

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
Materials -- (Continued)
    Daiki Aluminium Industry Co., Ltd.....................   157,000 $  481,250
    Dainichiseika Color & Chemicals Manufacturing Co.,
      Ltd.................................................   408,000  1,871,690
#   Daio Paper Corp.......................................   497,300  5,596,095
#*  DC Co., Ltd...........................................   110,700    438,868
    Denka Co., Ltd........................................ 1,949,000  8,451,965
#   DKS Co., Ltd..........................................   226,000    748,186
#   Dowa Holdings Co., Ltd................................ 1,464,000  7,717,334
    Dynapac Co., Ltd......................................    25,000     59,332
    FP Corp...............................................   148,000  7,727,472
    Fuji Seal International, Inc..........................   132,100  5,199,120
    Fujikura Kasei Co., Ltd...............................   145,500    854,139
    Fujimi, Inc...........................................    98,100  1,648,193
    Fujimori Kogyo Co., Ltd...............................    78,200  1,668,864
    Fumakilla, Ltd........................................    94,000    591,896
    Fuso Chemical Co., Ltd................................    69,700  1,102,612
#   Geostr Corp...........................................    11,000     93,775
    Godo Steel, Ltd.......................................   874,000  1,466,632
    Gun-Ei Chemical Industry Co., Ltd.....................   286,000    851,644
    Harima Chemicals Group, Inc...........................    73,300    372,684
#   Hodogaya Chemical Co., Ltd............................   339,000    834,143
    Hokkan Holdings, Ltd..................................   275,000    847,927
    Hokko Chemical Industry Co., Ltd......................   104,000    286,865
    Hokuetsu Kishu Paper Co., Ltd.........................   857,799  6,065,466
    Honshu Chemical Industry Co., Ltd.....................    14,000     93,972
    Ihara Chemical Industry Co., Ltd......................   199,100  2,096,967
    Ise Chemicals Corp....................................    81,000    342,693
*   Ishihara Sangyo Kaisha, Ltd........................... 1,911,500  1,239,326
#   Ishizuka Glass Co., Ltd...............................   119,000    175,711
    Japan Pure Chemical Co., Ltd..........................     1,600     34,075
#   JCU Corp..............................................    28,800    934,529
    JSP Corp..............................................    72,300  1,669,932
#   Kanto Denka Kogyo Co., Ltd............................   255,000  2,754,919
    Katakura & Co-op Agri Corp............................    39,000     75,712
    Kawakin Holdings Co., Ltd.............................    11,000     30,929
    Kimoto Co., Ltd.......................................   228,000    381,017
    Koatsu Gas Kogyo Co., Ltd.............................   158,493  1,035,246
#   Kogi Corp.............................................    55,000     95,520
    Kohsoku Corp..........................................    60,200    532,442
    Konishi Co., Ltd......................................   193,600  2,535,922
    Krosaki Harima Corp...................................   270,000    653,461
    Kureha Corp...........................................   824,500  3,431,122
    Kurimoto, Ltd.........................................   615,000    997,487
    Kyoei Steel, Ltd......................................   106,200  2,061,445
    Kyowa Leather Cloth Co., Ltd..........................    47,700    380,976
    Lintec Corp...........................................   286,700  6,069,388
#   MEC Co., Ltd..........................................   109,500    962,566
    Mitani Sekisan Co., Ltd...............................    27,500    561,954
*   Mitsubishi Paper Mills, Ltd........................... 1,679,000  1,175,519
    Mitsubishi Steel Manufacturing Co., Ltd...............   849,000  1,418,092
#   Mitsui Mining & Smelting Co., Ltd..................... 3,627,000  6,883,451
#   MORESCO Corp..........................................    41,300    489,230
    Mory Industries, Inc..................................   152,000    457,855
*   Nakayama Steel Works, Ltd.............................   845,000    441,578

                                     2017

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
Materials -- (Continued)
    Neturen Co., Ltd......................................   177,600 $1,371,745
#*  New Japan Chemical Co., Ltd...........................   182,300    243,153
    Nicca Chemical Co., Ltd...............................     1,400     11,193
    Nichia Steel Works, Ltd...............................   164,900    367,616
    Nihon Kagaku Sangyo Co., Ltd..........................    71,000    519,566
#   Nihon Nohyaku Co., Ltd................................   260,400  1,409,534
    Nihon Parkerizing Co., Ltd............................   553,500  6,662,209
    Nihon Yamamura Glass Co., Ltd.........................   496,000    782,193
#   Nippon Carbide Industries Co., Inc....................   434,000    618,022
    Nippon Chemical Industrial Co., Ltd...................   477,000    998,822
#   Nippon Chutetsukan K.K................................    20,000     28,696
#   Nippon Concrete Industries Co., Ltd...................   242,300    880,006
    Nippon Denko Co., Ltd.................................   673,414  1,108,542
    Nippon Fine Chemical Co., Ltd.........................    81,000    617,602
#   Nippon Kasei Chemical Co., Ltd........................   192,000    198,483
    Nippon Kayaku Co., Ltd................................   683,000  7,064,690
*   Nippon Kinzoku Co., Ltd...............................   293,000    286,515
#   Nippon Koshuha Steel Co., Ltd.........................   460,000    307,911
#   Nippon Light Metal Holdings Co., Ltd.................. 3,065,900  6,959,940
#   Nippon Paper Industries Co., Ltd......................   290,600  5,287,414
    Nippon Pillar Packing Co., Ltd........................   116,800  1,214,839
    Nippon Soda Co., Ltd..................................   827,000  3,628,164
    Nippon Synthetic Chemical Industry Co., Ltd. (The)....   287,000  1,784,643
    Nippon Valqua Industries, Ltd.........................   489,000  1,273,853
    Nippon Yakin Kogyo Co., Ltd...........................   831,300  1,080,764
#   Nisshin Steel Co., Ltd................................   582,592  7,223,775
#   Nitta Gelatin, Inc....................................    46,900    351,351
    Nittetsu Mining Co., Ltd..............................   344,000  1,187,178
#   Nitto FC Co., Ltd.....................................    65,100    527,102
    NOF Corp..............................................   870,000  7,504,524
    Okamoto Industries, Inc...............................   405,000  4,168,928
    Okura Industrial Co., Ltd.............................   284,000    836,607
    Osaka Organic Chemical Industry, Ltd..................    66,000    390,384
    Osaka Soda Co., Ltd...................................   424,000  1,816,489
    Osaka Steel Co., Ltd..................................    83,300  1,529,336
#   OSAKA Titanium Technologies Co., Ltd..................   113,100  1,437,935
#*  Pacific Metals Co., Ltd...............................   924,000  2,500,936
    Pack Corp. (The)......................................    80,200  2,211,976
#*  Rasa Industries, Ltd..................................   480,000    456,901
    Rengo Co., Ltd........................................ 1,261,000  8,278,146
#   Riken Technos Corp....................................   212,600    936,602
    Sakai Chemical Industry Co., Ltd......................   570,000  1,553,436
    Sakata INX Corp.......................................   245,100  3,119,183
    Sanyo Chemical Industries, Ltd........................   349,000  3,030,527
    Sanyo Special Steel Co., Ltd..........................   650,300  3,470,971
    Sekisui Plastics Co., Ltd.............................   268,000    877,601
    Shikoku Chemicals Corp................................   225,000  2,051,834
    Shin-Etsu Polymer Co., Ltd............................   226,000  1,439,904
    Shinagawa Refractories Co., Ltd.......................   264,000    470,310
#   Shinko Wire Co., Ltd..................................   184,000    233,500
    Showa Denko KK........................................   691,099  7,043,719
    Stella Chemifa Corp...................................    58,800  2,112,831
    Sumitomo Bakelite Co., Ltd............................ 1,163,000  5,581,195

                                     2018

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
Materials -- (Continued)
    Sumitomo Osaka Cement Co., Ltd...................... 2,493,000 $ 11,897,924
    Sumitomo Seika Chemicals Co., Ltd...................   279,000    1,679,687
    T Hasegawa Co., Ltd.................................   131,400    2,376,722
#   T&K Toka Co., Ltd...................................    78,800      706,451
    Taisei Lamick Co., Ltd..............................    29,600      844,641
    Taiyo Holdings Co., Ltd.............................   104,900    3,556,191
    Takasago International Corp.........................    87,200    2,111,389
    Takiron Co., Ltd....................................   295,000    1,437,879
#*  Tanaka Chemical Corp................................    51,200      412,905
    Tayca Corp..........................................   170,000      866,294
    Tenma Corp..........................................    79,600    1,424,429
    Toagosei Co., Ltd...................................   658,000    6,591,305
#   Toda Kogyo Corp.....................................   227,000      638,204
#   Toho Titanium Co., Ltd..............................   177,600    1,115,412
    Toho Zinc Co., Ltd..................................   800,000    2,695,589
    Tokai Carbon Co., Ltd............................... 1,289,000    3,321,484
    Tokushu Tokai Paper Co., Ltd........................   564,580    2,011,395
#*  Tokuyama Corp....................................... 2,159,000    6,659,511
    Tokyo Ohka Kogyo Co., Ltd...........................   220,600    6,536,938
#   Tokyo Rope Manufacturing Co., Ltd...................   802,000    1,313,042
#   Tokyo Steel Manufacturing Co., Ltd..................   652,000    4,605,083
    Tokyo Tekko Co., Ltd................................   251,000      924,113
#   Tomoegawa Co., Ltd..................................   125,000      233,326
#   Tomoku Co., Ltd.....................................   339,000    1,009,451
    Topy Industries, Ltd................................ 1,142,000    2,532,497
#   Toyo Ink SC Holdings Co., Ltd....................... 1,157,000    5,007,146
    Toyo Kohan Co., Ltd.................................   286,000      701,285
    Toyobo Co., Ltd..................................... 5,688,000   10,738,867
    TYK Corp............................................   138,000      217,799
#   UACJ Corp........................................... 1,486,415    3,655,792
    Ube Industries, Ltd................................. 6,453,000   11,250,428
#   W-Scope Corp........................................    81,900    1,857,918
    Wood One Co., Ltd...................................   164,000      382,943
    Yamato Kogyo Co., Ltd...............................   184,900    5,220,795
    Yodogawa Steel Works, Ltd...........................   144,700    3,763,733
    Yotai Refractories Co., Ltd.........................     8,000       22,127
    Yuki Gosei Kogyo Co., Ltd...........................    64,000      142,751
    Yushiro Chemical Industry Co., Ltd..................    61,400      850,718
    Zeon Corp...........................................   770,000    6,354,121
                                                                   ------------
Total Materials.........................................            362,838,173
                                                                   ------------
Telecommunication Services -- (0.1%)
*   Broadmedia Corp.....................................    98,100       87,753
#   Okinawa Cellular Telephone Co.......................    43,600    1,348,179
    WirelessGate, Inc...................................    33,300      580,286
                                                                   ------------
Total Telecommunication Services........................              2,016,218
                                                                   ------------
Utilities -- (0.7%)
    Hiroshima Gas Co., Ltd..............................    72,800      222,808
#   Hokkaido Electric Power Co., Inc.................... 1,066,400    8,459,007
    Hokkaido Gas Co., Ltd...............................   281,000      769,307
    Hokuriku Gas Co., Ltd...............................    99,000      255,967

                                     2019

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                        SHARES      VALUE++
                                                      ---------- --------------
Utilities -- (Continued)
      K&O Energy Group, Inc..........................     79,000 $    1,126,692
      Okinawa Electric Power Co., Inc. (The).........    212,534      4,279,767
      Saibu Gas Co., Ltd.............................  1,838,000      4,589,173
      Shizuoka Gas Co., Ltd..........................    308,600      2,321,085
      Toell Co., Ltd.................................     11,100         88,506
#     West Holdings Corp.............................     96,800        634,845
                                                                 --------------
Total Utilities......................................                22,747,157
                                                                 --------------
TOTAL COMMON STOCKS..................................             2,957,126,435
                                                                 --------------

                                                                    VALUE+
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (9.2%)
(S)@  DFA Short Term Investment Fund................. 25,869,787    299,313,432
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,938,040,891)^^...........................            $3,256,439,867
                                                                 ==============

                                     2020

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                 LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                 ------- -------------- ------- --------------
Common Stocks
   Consumer Discretionary.......   --    $  578,850,236   --    $  578,850,236
   Consumer Staples.............   --       270,790,451   --       270,790,451
   Energy.......................   --        27,801,037   --        27,801,037
   Financials...................   --       340,406,492   --       340,406,492
   Health Care..................   --       132,713,531   --       132,713,531
   Industrials..................   --       835,379,318   --       835,379,318
   Information Technology.......   --       383,583,822   --       383,583,822
   Materials....................   --       362,838,173   --       362,838,173
   Telecommunication Services...   --         2,016,218   --         2,016,218
   Utilities....................   --        22,747,157   --        22,747,157
Securities Lending Collateral...   --       299,313,432   --       299,313,432
                                   --    --------------   --    --------------
TOTAL...........................   --    $3,256,439,867   --    $3,256,439,867
                                   ==    ==============   ==    ==============

                                     2021

                     THE ASIA PACIFIC SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                           SHARES     VALUE++
                                                         ---------- -----------
COMMON STOCKS -- (85.8%)

AUSTRALIA -- (45.4%)
*   AAT Corp., Ltd......................................         99 $        --
    Acrux, Ltd..........................................    660,428     368,658
    Adelaide Brighton, Ltd..............................  3,668,074  16,484,685
*   AED Oil, Ltd........................................    363,401          --
#   Ainsworth Game Technology, Ltd......................    801,969   1,272,430
*   AJ Lucas Group, Ltd.................................     29,668       4,610
*   Alkane Resources, Ltd...............................  1,463,658     263,263
    ALS, Ltd............................................  1,315,878   5,108,759
    Altium, Ltd.........................................    222,654   1,241,564
*   Altona Mining, Ltd..................................  1,108,169     118,722
#   Alumina, Ltd........................................  8,772,038   8,869,253
#   AMA Group, Ltd......................................    174,066     122,537
    Ansell, Ltd.........................................    551,617   8,127,709
*   Antares Energy, Ltd.................................    199,346       6,778
#   AP Eagers, Ltd......................................    234,655   2,160,507
*   APN News & Media, Ltd...............................  1,013,481   3,173,850
    APN Outdoor Group, Ltd..............................     98,531     604,027
#   ARB Corp., Ltd......................................    472,048   6,517,604
    Ardent Leisure Group................................    262,463     423,589
#*  Arrium, Ltd......................................... 17,951,296     300,126
#   Asaleo Care, Ltd....................................    347,314     359,286
*   ASG Group, Ltd......................................    965,543     715,870
*   Atlas Iron, Ltd.....................................  4,541,089      38,251
    AUB Group, Ltd......................................    258,874   2,008,052
*   Ausdrill, Ltd.......................................  1,723,145   1,308,670
#*  Ausenco, Ltd........................................    210,672      61,124
    Austal, Ltd.........................................  1,148,615   1,013,649
#*  Australian Agricultural Co., Ltd....................  2,385,475   3,684,492
    Australian Pharmaceutical Industries, Ltd...........  2,403,274   3,511,556
*   Australian Vintage, Ltd.............................  3,979,004   1,720,969
    Auswide Bank, Ltd...................................     91,436     351,984
    Automotive Holdings Group, Ltd......................  1,464,387   4,799,677
*   Avanco Resources, Ltd...............................  2,444,368     113,505
    Aveo Group..........................................    747,286   1,987,384
    AVJennings, Ltd.....................................  7,051,385   3,394,265
*   AWE, Ltd............................................  3,530,096   2,422,966
    Bank of Queensland, Ltd.............................    889,655   7,157,237
#   Bapcor, Ltd.........................................    258,449   1,125,737
    Beach Energy, Ltd................................... 13,448,071   5,814,069
#*  Beadell Resources, Ltd..............................  2,868,259   1,139,447
    Bega Cheese, Ltd....................................    514,153   2,424,894
#   Bellamy's Australia, Ltd............................    183,940   1,652,047
#   Bendigo & Adelaide Bank, Ltd........................    967,366   7,474,821
    BigAir Group, Ltd...................................     23,037      12,020
#*  Billabong International, Ltd........................    756,968     896,993
#   Blackmores, Ltd.....................................     81,784   9,770,433
    Blue Sky Alternative Investments, Ltd...............     18,684     110,052
    BlueScope Steel, Ltd................................  2,354,984  15,192,688
*   Boart Longyear, Ltd.................................  2,658,836     243,383
*   Boom Logistics, Ltd.................................    166,262      11,754
    Boral, Ltd..........................................  2,174,013  11,369,164

                                     2022

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
AUSTRALIA -- (Continued)
#*  Bradken, Ltd........................................  1,242,062 $ 1,560,598
#   Breville Group, Ltd.................................    771,634   4,710,232
    Brickworks, Ltd.....................................    228,958   2,616,822
    BT Investment Management, Ltd.......................    586,096   4,013,280
#*  Buccaneer Energy, Ltd...............................  3,283,586       2,463
#*  Buru Energy, Ltd....................................    316,943      59,454
#   Cabcharge Australia, Ltd............................    863,423   2,604,321
    Capilano Honey, Ltd.................................      2,915      45,449
    Capitol Health, Ltd.................................    164,543      20,083
*   Capral, Ltd.........................................     58,499       8,021
#   Cardno, Ltd.........................................  1,581,715     690,711
*   Carnarvon Petroleum, Ltd............................  5,095,141     428,644
*   Carnegie Wave Energy, Ltd...........................    563,165      13,198
#   carsales.com, Ltd...................................  1,702,940  16,467,570
#   Cash Converters International, Ltd..................  2,335,703     785,262
*   CDS Technologies, Ltd...............................     13,276          --
#   Cedar Woods Properties, Ltd.........................    323,002   1,134,905
    Challenger, Ltd.....................................    599,909   4,337,879
*   ChemGenex Pharmaceuticals, Ltd......................    115,291          --
    Cleanaway Waste Management, Ltd..................... 10,319,019   6,707,359
#*  Clinuvel Pharmaceuticals, Ltd.......................     46,902     177,983
    Codan, Ltd..........................................    400,153     354,378
#   Collection House, Ltd...............................  2,104,108   2,079,811
    Collins Foods, Ltd..................................    298,062     954,459
*   Cooper Energy, Ltd..................................    421,213      75,889
#   Corporate Travel Management, Ltd....................    221,197   2,629,879
    Coventry Group, Ltd.................................      9,528       7,944
#   Cover-More Group, Ltd...............................    353,468     368,914
#   Credit Corp. Group, Ltd.............................    119,434   1,210,273
#   CSG, Ltd............................................    919,808   1,094,272
    CSR, Ltd............................................  3,350,138   9,806,618
#*  Cudeco, Ltd.........................................    387,893     137,072
*   Cue Energy Resources, Ltd...........................    655,513      35,077
    Data#3, Ltd.........................................    556,711     525,724
#   Decmil Group, Ltd...................................    867,988     540,732
*   Devine, Ltd.........................................    249,766      90,924
    Domino's Pizza Enterprises, Ltd.....................    209,509  12,002,992
*   Donaco International, Ltd...........................     28,566       9,746
    Downer EDI, Ltd.....................................  2,910,872   9,255,226
#*  DSHE Holdings, Ltd..................................     91,564          --
    DuluxGroup, Ltd.....................................  3,101,823  15,668,773
    DWS, Ltd............................................    395,621     399,501
    Eclipx Group, Ltd...................................     25,866      73,342
#*  Elders, Ltd.........................................    367,828   1,091,932
*   Emeco Holdings, Ltd.................................  1,417,146      36,650
#*  Energy Resources of Australia, Ltd..................  1,156,799     299,638
#*  Energy World Corp., Ltd.............................  4,185,404     889,950
*   Enero Group, Ltd....................................     12,387      11,128
    EQT Holdings, Ltd...................................     21,077     274,505
#   ERM Power, Ltd......................................    783,474     608,294
#   Estia Health, Ltd...................................    101,350     395,806
    Euroz, Ltd..........................................    101,762      65,769
    Event Hospitality and Entertainment, Ltd............    483,265   5,436,145

                                     2023

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
AUSTRALIA -- (Continued)
    Evolution Mining, Ltd...............................  4,354,499 $ 9,529,561
    Fairfax Media, Ltd.................................. 14,257,034  11,390,558
    Fantastic Holdings, Ltd.............................    326,291     595,046
*   FAR, Ltd............................................  1,273,819      77,065
    Finbar Group, Ltd...................................    154,390      97,977
#*  Fleetwood Corp., Ltd................................    394,575     632,184
#   FlexiGroup, Ltd.....................................    952,940   1,451,726
#   Flight Centre Travel Group, Ltd.....................    137,515   3,370,046
#   G8 Education, Ltd...................................  1,061,930   3,104,486
    Gazal Corp., Ltd....................................     22,520      40,049
#   GBST Holdings, Ltd..................................     12,563      38,763
    Genworth Mortgage Insurance Australia, Ltd..........    188,160     420,902
*   Global Construction Services, Ltd...................      4,832       1,397
    GrainCorp, Ltd. Class A.............................  1,251,687   8,076,238
*   Grange Resources, Ltd...............................  1,724,297     163,293
#   Greencross, Ltd.....................................    142,588     761,275
#   GUD Holdings, Ltd...................................    814,216   6,224,947
    GWA Group, Ltd......................................  1,861,904   2,982,352
    Hansen Technologies, Ltd............................    117,366     370,049
#   Harvey Norman Holdings, Ltd.........................  1,307,149   4,808,790
    Healthscope, Ltd....................................  3,424,918   7,713,702
    HFA Holdings, Ltd...................................    310,766     531,453
*   Hills, Ltd..........................................  1,277,876     237,723
*   Horizon Oil, Ltd....................................  6,691,326     229,840
*   IDM International, Ltd..............................     23,969          --
    Iluka Resources, Ltd................................  1,211,970   6,465,677
*   Imdex, Ltd..........................................  1,225,370     363,396
#   IMF Bentham, Ltd....................................    700,765     828,877
#   Independence Group NL...............................  2,023,025   6,293,389
*   Infigen Energy......................................  2,044,271   1,851,649
    Infomedia, Ltd......................................  2,051,811   1,045,368
    Integrated Research, Ltd............................    327,026     558,989
#   InvoCare, Ltd.......................................    901,024  10,037,310
#   IOOF Holdings, Ltd..................................  1,900,338  13,075,876
#   IRESS, Ltd..........................................  1,073,207   9,225,957
#   iSelect, Ltd........................................    102,153     100,914
#   iSentia Group, Ltd..................................    126,372     302,353
    Japara Healthcare, Ltd..............................     27,516      54,145
#   JB Hi-Fi, Ltd.......................................    836,109  16,497,137
*   Jupiter Mines, Ltd..................................    405,443      22,647
    K&S Corp., Ltd......................................    265,983     286,444
#*  Karoon Gas Australia, Ltd...........................    738,066     751,108
*   Kingsgate Consolidated, Ltd.........................  1,717,937     535,274
#*  Kingsrose Mining, Ltd...............................    937,248      93,028
*   Lednium, Ltd........................................    195,019          --
*   Lonestar Resources, Ltd.............................     19,612     112,175
#*  Lynas Corp., Ltd....................................  3,390,978     193,801
    MACA, Ltd...........................................    683,733     907,763
*   Macmahon Holdings, Ltd..............................  6,319,933     504,297
    Macquarie Atlas Roads Group.........................    565,764   2,505,125
    Magellan Financial Group, Ltd.......................    466,192   8,107,076
    Mantra Group, Ltd...................................    433,924   1,186,752
#   MaxiTRANS Industries, Ltd...........................    915,613     327,326

                                     2024

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- -----------
AUSTRALIA -- (Continued)
*   Mayne Pharma Group, Ltd............................. 5,952,079 $ 9,205,133
#   McMillan Shakespeare, Ltd...........................   427,034   4,579,731
    McPherson's, Ltd....................................   558,677     465,456
*   Medusa Mining, Ltd.................................. 1,179,362     644,834
    Melbourne IT, Ltd...................................   441,811     578,579
#*  Mesoblast, Ltd......................................   143,272     122,014
#   Metals X, Ltd.......................................   837,321   1,046,688
#*  Metcash, Ltd........................................ 4,871,384   7,985,325
*   Michael Hill International, Ltd..................... 1,490,263   1,678,978
#*  Mincor Resources NL................................. 1,067,643     322,236
#   Mineral Resources, Ltd.............................. 1,168,088   8,759,622
#   MMA Offshore, Ltd................................... 2,189,075     491,708
#   Monadelphous Group, Ltd.............................   731,953   5,869,606
    Money3 Corp., Ltd...................................    14,619      15,211
*   Morning Star Gold NL................................   332,749         177
    Mortgage Choice, Ltd................................   680,426   1,089,234
#*  Mount Gibson Iron, Ltd.............................. 4,484,844     987,239
#   Myer Holdings, Ltd.................................. 5,669,367   5,762,860
    MyState, Ltd........................................   187,162     573,542
#   Navitas, Ltd........................................ 1,440,089   6,503,433
#*  Nearmap, Ltd........................................   818,079     312,103
*   NetComm Wireless, Ltd...............................    21,593      47,668
    New Hope Corp., Ltd.................................   165,508     201,405
*   NEXTDC, Ltd.........................................    36,489     103,916
    nib holdings, Ltd................................... 2,713,689   9,550,143
    Nick Scali, Ltd.....................................   165,818     601,054
#   Nine Entertainment Co. Holdings, Ltd................   337,063     281,109
#   Northern Star Resources, Ltd........................ 4,806,957  19,646,887
*   NRW Holdings, Ltd................................... 1,867,109     605,907
    Nufarm, Ltd......................................... 1,276,392   8,047,630
#   Orica, Ltd..........................................    56,461     609,602
*   Orocobre, Ltd.......................................   389,899   1,232,566
    Orora, Ltd.......................................... 3,670,092   8,041,073
#   OrotonGroup, Ltd....................................   131,885     228,445
    OZ Minerals, Ltd.................................... 2,198,276  10,762,935
#   OzForex Group, Ltd..................................   529,225   1,004,455
#   Pacific Current Group, Ltd..........................    30,242     113,436
    Pact Group Holdings, Ltd............................   220,277     955,207
#*  Paladin Energy, Ltd................................. 9,564,569   1,428,475
#*  Panoramic Resources, Ltd............................ 1,781,726     339,352
    Patties Foods, Ltd..................................    42,099      54,287
#   Peet, Ltd........................................... 1,645,757   1,195,244
*   Peninsula Energy, Ltd...............................   209,095     107,177
#   Perpetual, Ltd......................................   356,426  12,340,549
#*  Perseus Mining, Ltd................................. 3,800,711   1,880,538
#   Platinum Asset Management, Ltd......................   320,156   1,475,159
*   Pluton Resources, Ltd...............................    20,710          --
    PMP, Ltd............................................ 2,327,074   1,034,031
    Premier Investments, Ltd............................   574,903   7,091,545
*   Prima Biomed, Ltd................................... 1,409,121      43,519
    Primary Health Care, Ltd............................ 3,292,878  10,244,366
    Prime Media Group, Ltd.............................. 2,031,951     472,980
#   Programmed Maintenance Services, Ltd................ 1,571,908   2,468,997

                                     2025

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
AUSTRALIA -- (Continued)
#   Qube Holdings, Ltd..................................  2,415,703 $ 4,679,422
#*  Ramelius Resources, Ltd.............................    904,535     401,721
#   RCG Corp., Ltd......................................    270,233     384,269
    RCR Tomlinson, Ltd..................................  1,055,209   1,624,278
#   Reckon, Ltd.........................................    363,914     403,085
*   Red 5, Ltd..........................................      9,022         900
#   Reece, Ltd..........................................    231,441   6,856,785
    Regis Healthcare, Ltd...............................    192,846     756,247
    Regis Resources, Ltd................................  2,504,810   7,786,641
    Reject Shop, Ltd. (The).............................    265,486   2,597,561
#*  Resolute Mining, Ltd................................  4,109,574   5,305,704
#   Retail Food Group, Ltd..............................  1,013,789   4,452,976
    Ridley Corp., Ltd...................................  1,354,713   1,492,646
*   RiverCity Motorway Group............................  1,563,354          --
*   RungePincockMinarco, Ltd............................     30,702      11,849
    Ruralco Holdings, Ltd...............................    115,893     292,812
    SAI Global, Ltd.....................................  1,578,339   4,273,159
#*  Salmat, Ltd.........................................    645,788     245,005
    Sandfire Resources NL...............................    570,890   2,507,220
*   Saracen Mineral Holdings, Ltd.......................  5,191,027   6,890,578
    Schaffer Corp., Ltd.................................      2,721      10,680
    SeaLink Travel Group, Ltd...........................     20,752      64,965
#   Select Harvests, Ltd................................    532,021   3,086,434
*   Senetas Corp., Ltd..................................    131,335      12,948
#*  Senex Energy, Ltd...................................  6,438,932   1,330,186
    Servcorp, Ltd.......................................    314,917   1,624,181
    Service Stream, Ltd.................................  1,577,725   1,048,062
#   Seven Group Holdings, Ltd...........................    559,015   2,919,917
    Seven West Media, Ltd...............................  7,785,820   6,146,253
    SG Fleet Group, Ltd.................................     35,137     107,370
    Shine Corporate, Ltd................................     15,573      13,021
    Sigma Pharmaceuticals, Ltd..........................  7,584,855   7,470,132
#*  Silex Systems, Ltd..................................    511,695     114,351
#   Silver Chef, Ltd....................................     99,115     748,894
*   Silver Lake Resources, Ltd..........................  2,755,624   1,367,398
#   Sims Metal Management, Ltd..........................  1,382,214   8,908,443
#   Sirtex Medical, Ltd.................................    412,322   9,871,678
#   Slater & Gordon, Ltd................................  2,016,208     621,377
#   SMS Management & Technology, Ltd....................    575,318     808,908
    Southern Cross Media Group, Ltd.....................  3,905,554   3,749,145
    Spark Infrastructure Group.......................... 11,913,246  23,736,030
*   Specialty Fashion Group, Ltd........................    786,397     334,575
    Spotless Group Holdings, Ltd........................  2,465,220   2,239,103
#*  St Barbara, Ltd.....................................  2,790,122   6,509,811
    Star Entertainment Grp, Ltd. (The)..................  4,207,608  19,004,736
#   Steadfast Group, Ltd................................  1,423,955   2,285,518
*   Strike Energy, Ltd..................................  1,471,668     128,261
*   Sundance Energy Australia, Ltd......................  5,280,450     621,526
#*  Sundance Resources, Ltd.............................  3,228,863       7,386
    Sunland Group, Ltd..................................    729,757     801,029
#   Super Retail Group, Ltd.............................  1,280,749   9,553,214
    Tabcorp Holdings, Ltd...............................  3,586,818  13,346,128
#   Tassal Group, Ltd...................................    901,018   2,823,934

                                     2026

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
AUSTRALIA -- (Continued)
    Technology One, Ltd................................  1,645,166 $  7,127,381
#*  Ten Network Holdings, Ltd..........................  1,289,363    1,124,331
#   TFS Corp., Ltd.....................................  2,029,504    2,514,425
    Thorn Group, Ltd...................................    595,559      602,122
*   Tiger Resources, Ltd...............................  9,447,997      289,886
*   Toro Energy, Ltd...................................     70,156        2,660
    Tox Free Solutions, Ltd............................    920,496    1,851,071
    Treasury Wine Estates, Ltd.........................    927,059    6,809,590
*   Tribune Resources, Ltd.............................      3,093       18,379
#*  Troy Resources, Ltd................................  1,647,992      663,018
#*  UGL, Ltd...........................................  1,185,950    2,218,955
    Villa World, Ltd...................................    255,978      463,168
    Village Roadshow, Ltd..............................    831,506    3,404,071
*   Virgin Australia Holdings, Ltd.()..................  7,648,897           --
*   Virgin Australia Holdings, Ltd.(B43DQC7)...........  5,942,525    1,085,593
*   Virgin Australia Holdings, Ltd.(B9NMCW1)...........  5,942,525    1,083,845
    Virtus Health, Ltd.................................    141,367      830,021
    Vita Group, Ltd....................................     84,312      308,871
#   Vocus Communications, Ltd..........................  4,206,610   28,605,920
#*  Watpac, Ltd........................................    760,701      491,868
    Webjet, Ltd........................................    592,968    3,447,761
    Webster, Ltd.......................................     23,507       22,539
#   Western Areas, Ltd.................................  1,657,313    3,482,899
*   White Energy Co., Ltd..............................    159,521        7,070
#*  Whitehaven Coal, Ltd...............................  4,143,411    5,355,851
#   WorleyParsons, Ltd.................................    481,861    2,758,499
    WPP AUNZ, Ltd......................................  2,447,007    2,343,100
                                                                   ------------
TOTAL AUSTRALIA........................................             823,448,694
                                                                   ------------
CHINA -- (0.1%)
    Aupu Group Holding Co., Ltd........................  2,080,000      687,057
    Chu Kong Shipping Enterprise Group Co., Ltd........    802,000      215,505
*   Taung Gold International, Ltd......................  2,170,000       28,019
                                                                   ------------
TOTAL CHINA............................................                 930,581
                                                                   ------------
HONG KONG -- (21.1%)
*   13 Holdings, Ltd. (The)............................     28,000       11,003
    Aeon Credit Service Asia Co., Ltd..................    564,000      377,939
    Aeon Stores Hong Kong Co., Ltd.....................    248,000      206,657
    Agritrade Resources, Ltd...........................  2,810,000      529,527
    Alco Holdings, Ltd.................................  1,500,000      686,624
    Allan International Holdings.......................    458,000      136,692
    Allied Group, Ltd..................................    663,200    3,378,182
    Allied Properties HK, Ltd.......................... 11,945,857    2,441,099
*   Anxian Yuan China Holdings, Ltd....................  3,100,000       45,312
*   Apac Resources, Ltd................................ 29,587,350      423,465
*   Applied Development Holdings, Ltd..................  2,565,000      130,760
    APT Satellite Holdings, Ltd........................  2,943,500    2,026,268
    Arts Optical International Hldgs, Ltd..............    730,000      296,206
    Asia Financial Holdings, Ltd.......................  2,404,908    1,260,537
    Asia Satellite Telecommunications Holdings, Ltd....    934,500    1,345,739
    Asia Standard Hotel Group, Ltd..................... 11,437,218    1,514,712

                                     2027

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                         ---------- ----------
HONG KONG -- (Continued)
    Asia Standard International Group, Ltd.............. 13,041,937 $2,709,814
#   ASM Pacific Technology, Ltd.........................    353,700  2,632,943
    Associated International Hotels, Ltd................    952,000  2,639,043
*   Auto Italia Holdings................................  1,900,000     38,777
#*  AVIC Joy Holdings HK, Ltd...........................  2,920,000     68,224
*   Bel Global Resources Holdings, Ltd..................  2,576,000         --
    BEP International Holdings, Ltd..................... 13,670,000    742,510
*   Bestway International Holdings, Ltd.................    205,000     29,104
#   Bonjour Holdings, Ltd............................... 13,988,600    614,177
    Bossini International Holdings, Ltd.................  3,699,500    257,770
    Bright Smart Securities & Commodities Group, Ltd....  3,530,000  1,009,184
#   Brightoil Petroleum Holdings, Ltd...................  4,577,000  1,349,086
#*  Brockman Mining, Ltd................................ 22,810,814    356,719
*   Burwill Holdings, Ltd............................... 29,618,960    841,444
#   Cafe de Coral Holdings, Ltd.........................  2,184,000  7,348,750
    Century City International Holdings, Ltd............  6,235,460    397,751
*   Champion Technology Holdings, Ltd................... 15,193,089    207,650
    Chen Hsong Holdings.................................  1,212,000    247,557
    Cheuk Nang Holdings, Ltd............................    631,045    485,287
    Cheung Wo International Holdings, Ltd...............  9,828,000    309,088
    Chevalier International Holdings, Ltd...............    820,989  1,326,948
*   China Billion Resources, Ltd........................  2,438,000     13,512
*   China Chuanglian Education Group, Ltd...............  4,664,000    109,141
*   China Digicontent Co., Ltd..........................  2,710,000         --
#*  China Energy Development Holdings, Ltd.............. 52,140,000    667,765
*   China Environmental Energy Investment, Ltd..........  1,960,000     25,836
*   China Ever Grand Financial Leasing Group Co.,
      Ltd...............................................    810,000     11,196
    China Flavors & Fragrances Co., Ltd.................    485,028    154,780
*   China Infrastructure Investment, Ltd................  1,892,000     16,100
*   China Medical & Healthcare Group, Ltd............... 42,916,800  2,272,581
    China Metal International Holdings, Inc.............  2,670,000    826,745
#   China Motor Bus Co., Ltd............................     48,600    483,094
#*  China Public Procurement, Ltd.......................  6,096,000     80,451
*   China Smarter Energy Group Holdings, Ltd............  2,656,000    198,775
*   China Solar Energy Holdings, Ltd....................  1,669,500      7,263
*   China Star Entertainment, Ltd.......................  1,850,000    179,192
#*  China Strategic Holdings, Ltd....................... 38,781,250  1,000,628
*   China Ting Group Holdings, Ltd......................  2,565,151    119,222
*   China Wah Yan Healthcare, Ltd....................... 11,685,000    184,382
    Chinney Investments, Ltd............................  1,144,000    270,492
    Chong Hing Bank, Ltd................................     26,000     56,315
#   Chow Sang Sang Holdings International, Ltd..........  2,270,000  4,454,189
    Chuang's China Investments, Ltd.....................  6,201,407    304,443
    Chuang's Consortium International, Ltd..............  6,107,043  1,166,772
    CITIC Telecom International Holdings, Ltd........... 11,463,125  4,321,111
#   CK Life Sciences Int'l Holdings, Inc................ 21,680,000  1,959,287
    CNQC International Holdings, Ltd....................  1,507,500    548,854
    CNT Group, Ltd......................................  8,077,264    487,627
*   Common Splendor International Health Industry
      Group, Ltd........................................  4,110,000    344,197
*   Continental Holdings, Ltd...........................    450,000      6,371
#   Convenience Retail Asia, Ltd........................    142,000     64,617
*   Convoy Financial Holdings, Ltd...................... 45,144,000  1,430,505
#*  Cowell e Holdings, Inc..............................    323,000    129,607

                                     2028

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- -----------
HONG KONG -- (Continued)
*   CP Lotus Corp......................................  11,880,000 $   225,947
*   Crocodile Garments.................................     842,000      90,281
#   Cross-Harbour Holdings, Ltd. (The).................     679,520     927,675
    CSI Properties, Ltd................................  36,216,383   1,378,994
#   CW Group Holdings, Ltd.............................   2,494,000     664,977
    Dah Sing Banking Group, Ltd........................   3,669,116   6,881,820
    Dah Sing Financial Holdings, Ltd...................   1,375,744   9,231,362
    Dan Form Holdings Co., Ltd.........................   4,321,260   1,070,497
    Dickson Concepts International, Ltd................   1,252,000     429,235
#*  Differ Group Holding Co., Ltd......................   1,984,000     146,801
*   Dragonite International, Ltd.......................      56,000       5,414
    Eagle Nice International Holdings, Ltd.............   1,698,000     414,076
    EcoGreen International Group, Ltd..................   1,586,640     296,391
*   EganaGoldpfeil Holdings, Ltd.......................   4,121,757          --
    Emperor Capital Group, Ltd.........................  18,999,000   1,693,743
    Emperor Entertainment Hotel, Ltd...................   4,360,000   1,010,407
    Emperor International Holdings, Ltd................   8,502,753   1,942,152
*   Emperor Watch & Jewellery, Ltd.....................  26,130,000     769,808
*   ENM Holdings, Ltd..................................  14,680,000     768,365
*   EPI Holdings, Ltd..................................   1,950,001      36,283
#*  Esprit Holdings, Ltd...............................  14,338,350  11,512,523
*   eSun Holdings, Ltd.................................   4,344,000     431,938
*   Eternity Investment, Ltd...........................     830,000      16,333
*   Ezcom Holdings, Ltd................................      72,576          --
#   Fairwood Holdings, Ltd.............................     671,100   3,154,724
    Far East Consortium International, Ltd.............   8,519,579   2,957,594
*   Far East Holdings International, Ltd...............     117,000       9,827
#   FIH Mobile, Ltd....................................   8,860,000   3,019,421
    First Pacific Co., Ltd.............................   3,518,000   2,736,074
    First Shanghai Investments, Ltd....................   2,248,000     352,083
    Fountain SET Holdings, Ltd.........................   4,758,000     558,956
    Four Seas Mercantile Holdings, Ltd.................     610,000     259,862
*   Freeman Financial Corp., Ltd.......................   1,820,000      94,195
    Fujikon Industrial Holdings, Ltd...................     322,000      49,055
#   Future Bright Holdings, Ltd........................   3,288,000     359,993
    G-Resources Group, Ltd............................. 159,333,600   2,800,003
#*  GCL New Energy Holdings, Ltd.......................  12,544,000     543,409
#*  Get Nice Financial Group, Ltd......................     966,600     133,517
#   Get Nice Holdings, Ltd.............................  39,660,000   1,359,059
    Giordano International, Ltd........................  10,424,000   5,474,817
#*  Global Brands Group Holding, Ltd...................  23,908,000   2,100,369
    Glorious Sun Enterprises, Ltd......................   4,172,000     511,237
    Gold Peak Industries Holdings, Ltd.................   3,029,642     296,887
    Golden Resources Development International, Ltd....   3,330,500     184,680
*   Good Resources Holdings, Ltd.......................   1,440,000      75,485
*   Grande Holdings, Ltd. (The)........................     882,000      21,031
    Great Eagle Holdings, Ltd..........................     375,467   1,698,000
    Guangnan Holdings, Ltd.............................   2,363,600     265,514
    Guoco Group, Ltd...................................       2,000      22,769
#   Guotai Junan International Holdings, Ltd...........  22,013,797   7,417,785
    Haitong International Securities Group, Ltd........   9,802,191   5,935,519
#   Hang Fat Ginseng Holdings Co., Ltd.................     157,499       3,047
    Hanison Construction Holdings, Ltd.................   2,103,649     340,358

                                     2029

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
HONG KONG -- (Continued)
    Hanny Holdings, Ltd.(BYYCZY8).......................    185,000 $     7,869
    Hanny Holdings, Ltd.(BYYCZY8).......................  7,510,000     320,539
*   Hao Tian Development Group, Ltd..................... 16,639,200     915,808
    Harbour Centre Development, Ltd.....................    935,500   1,641,980
    High Fashion International, Ltd.....................    268,000      65,271
#   HKBN, Ltd...........................................  1,029,500   1,232,344
    HKR International, Ltd..............................  5,901,536   2,568,324
    Hon Kwok Land Investment Co., Ltd...................    314,800     124,999
#   Hong Kong Aircraft Engineering Co., Ltd.............     91,600     597,391
*   Hong Kong Building & Loan Agency, Ltd. (The)........    200,000       8,150
    Hong Kong Ferry Holdings Co., Ltd...................    836,300     956,290
    Hong Kong Shanghai Alliance Holdings, Ltd...........  1,248,002     120,746
*   Hong Kong Television Network, Ltd...................  2,501,751     445,441
#   Hongkong & Shanghai Hotels, Ltd. (The)..............  1,433,112   1,534,029
    Hongkong Chinese, Ltd...............................  5,038,000     957,302
    Hop Hing Group Holdings, Ltd........................  1,812,000      22,495
    Hopewell Holdings, Ltd..............................  3,050,500  10,104,140
#   Hsin Chong Group Holding, Ltd.......................  8,913,658     779,170
    Hua Hong Semiconductor, Ltd.........................    669,000     628,048
    Hung Hing Printing Group, Ltd.......................  2,628,000     304,840
    Hutchison Telecommunications Hong Kong Holdings,
      Ltd............................................... 11,810,000   4,327,218
*   I-CABLE Communications, Ltd.........................  2,906,000     314,740
#   IGG, Inc............................................  3,363,000   1,438,071
#*  Imagi International Holdings, Ltd................... 11,425,600     310,129
*   International Standard Resources Holdings, Ltd...... 26,491,500     379,248
*   iOne Holdings, Ltd.................................. 10,620,000     219,462
    IPE Group, Ltd......................................  3,345,000     725,556
*   IRC, Ltd............................................  9,486,266     203,367
    IT, Ltd.............................................  4,112,532   1,257,326
    ITC Corp., Ltd......................................  1,039,512      82,143
#   ITC Properties Group, Ltd...........................  4,537,057   1,815,894
*   Jinhui Holdings Co., Ltd............................    102,000      11,747
    Johnson Electric Holdings, Ltd......................  1,956,250   4,922,704
#   K Wah International Holdings, Ltd...................  9,048,807   4,580,420
    Kader Holdings Co., Ltd.............................     92,000       7,949
    Kam Hing International Holdings, Ltd................  1,830,000     122,821
*   Kantone Holdings, Ltd...............................    919,364      83,279
    Keck Seng Investments...............................    878,600     668,887
    Kerry Logistics Network, Ltd........................  1,513,000   2,165,274
*   King Pacific International Holdings, Ltd............  1,404,200          --
    Kingmaker Footwear Holdings, Ltd....................  1,668,955     413,560
#*  Kingston Financial Group, Ltd....................... 14,199,000   6,307,309
*   Ko Yo Chemical Group, Ltd...........................  3,956,000      56,830
*   Kong Sun Holdings, Ltd..............................    175,000       8,797
    Kowloon Development Co., Ltd........................  2,468,000   2,300,691
    Kwoon Chung Bus Holdings, Ltd.......................     20,000      10,576
    L'Occitane International SA.........................    230,500     482,164
*   L'sea Resources International Holdings, Ltd.........  5,480,000      93,559
    Lai Sun Development Co., Ltd........................ 84,487,466   1,528,188
    Lai Sun Garment International, Ltd..................  3,321,680     544,019
    Lam Soon Hong Kong, Ltd.............................    302,310     290,920
*   Landing International Development, Ltd.............. 17,340,000     340,023
    Landsea Green Properties Co., Ltd...................    948,000      73,380

                                     2030

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ----------- ----------
HONG KONG -- (Continued)
*   Leading Spirit High-Tech Holdings Co., Ltd..........   2,310,000 $       --
*   Lifestyle China Group, Ltd..........................   1,649,000    329,443
    Lifestyle International Holdings, Ltd...............   1,681,000  2,374,142
    Lippo China Resources, Ltd..........................  20,922,000    534,581
    Lippo, Ltd..........................................   1,161,700    715,767
*   Lisi Group Holdings, Ltd............................   6,924,000    553,675
    Liu Chong Hing Investment, Ltd......................   1,241,200  1,546,736
    Luen Thai Holdings, Ltd.............................   1,207,000    188,505
#   Luk Fook Holdings International, Ltd................   3,053,000  7,762,460
    Luks Group Vietnam Holdings Co., Ltd................     514,913    178,750
    Lung Kee Bermuda Holdings...........................   1,567,875    434,735
#*  Macau Legend Development, Ltd.......................   6,699,000    944,899
    Magnificent Hotel Investment, Ltd...................  13,170,000    296,485
    Major Holdings, Ltd.................................     592,000    165,187
    Man Wah Holdings, Ltd...............................  13,140,800  9,599,640
#*  Mason Financial Holdings, Ltd.......................  16,250,000    576,908
    Matrix Holdings, Ltd................................   1,067,414    424,464
    Melbourne Enterprises, Ltd..........................      39,500    702,649
#   Melco International Development, Ltd................   4,300,000  4,422,300
#*  Midland Holdings, Ltd...............................   5,182,000  1,605,476
    Ming Fai International Holdings, Ltd................   1,879,000    223,009
    Miramar Hotel & Investment..........................     853,000  1,474,803
*   Mongolian Mining Corp...............................   8,115,500     75,282
#   NagaCorp, Ltd.......................................   8,602,000  5,885,843
    Nanyang Holdings, Ltd...............................     133,500    722,410
    National Electronic Hldgs...........................   2,668,600    330,526
*   National United Resources Holdings, Ltd.............  18,280,000    335,413
*   Neo-Neon Holdings, Ltd..............................   2,337,500    289,243
*   Neptune Group, Ltd..................................   3,195,000    138,244
*   NetMind Financial Holdings, Ltd..................... 124,504,000  1,283,811
    New Century Group Hong Kong, Ltd....................  13,351,464    215,865
*   New Times Energy Corp., Ltd.........................   1,946,400     44,395
#   Newocean Energy Holdings, Ltd.......................   7,642,000  2,271,655
    Next Digital, Ltd...................................   4,295,183    221,404
*   O Luxe Holdings, Ltd................................   8,170,500    622,345
*   Orange Sky Golden Harvest Entertainment Holdings,
      Ltd...............................................   9,489,706    472,319
    Orient Overseas International, Ltd..................   1,255,000  4,455,442
*   Orient Power Holdings, Ltd..........................     804,000         --
    Oriental Watch Holdings.............................   3,070,800    364,780
*   Pacific Andes International Holdings, Ltd...........  19,435,067    274,301
#*  Pacific Basin Shipping, Ltd.........................  28,883,000  3,207,609
#   Pacific Textiles Holdings, Ltd......................   5,599,000  7,940,285
    Pak Fah Yeow International, Ltd.....................       5,000      2,482
    Paliburg Holdings, Ltd..............................   3,062,830    887,644
#*  Paradise Entertainment, Ltd.........................   3,652,000    554,560
*   Peace Map Holding, Ltd..............................   1,400,000     33,498
#*  Peace Mark Holdings, Ltd............................   2,712,022         --
*   Pearl Oriental Oil, Ltd.............................  11,849,400    451,558
    Pegasus International Holdings, Ltd.................     226,000     33,545
    Perfect Shape Beauty Technology, Ltd................   1,172,000    118,244
    Pico Far East Holdings, Ltd.........................   4,988,000  1,545,115
    Playmates Holdings, Ltd.............................     692,000    875,504
    Playmates Toys, Ltd.................................   6,208,000  1,176,936

                                     2031

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                         ---------- ----------
HONG KONG -- (Continued)
#   Pokfulam Development Co.............................    234,000 $  383,566
    Polytec Asset Holdings, Ltd......................... 11,323,526    686,406
    Public Financial Holdings, Ltd......................  3,102,000  1,309,898
    PYI Corp., Ltd...................................... 24,147,973    486,984
*   Pyxis Group, Ltd....................................  1,936,000         --
    Raymond Industrial, Ltd.............................     30,400      3,744
#   Regal Hotels International Holdings, Ltd............  2,871,800  1,407,923
*   Rentian Technology Holdings, Ltd....................  1,970,000    132,398
    Rivera Holdings, Ltd................................  5,710,000    335,435
*   Ruixin International Holdings, Ltd..................  3,330,000     18,079
    SA SA International Holdings, Ltd................... 10,699,703  4,670,250
    Safety Godown Co., Ltd..............................    394,000  1,240,734
*   Sandmartin International Holdings, Ltd..............    844,000     34,898
    SAS Dragon Holdings, Ltd............................  2,120,000    350,034
#   SEA Holdings, Ltd...................................  1,162,000  2,790,168
*   SEEC Media Group, Ltd...............................  2,620,000     30,452
    Shangri-La Asia, Ltd................................    652,000    701,503
#   Shenwan Hongyuan HK, Ltd............................  4,141,250  2,067,991
*   Shougang Concord Grand Group, Ltd...................  1,158,000     37,410
    Shun Ho Technology Holdings, Ltd....................  1,254,757    436,983
    Shun Tak Holdings, Ltd.............................. 12,983,419  4,214,331
*   Silver base Group Holdings, Ltd.....................  2,552,515    227,600
*   Sing Pao Media Enterprises, Ltd.....................    250,511         --
    Sing Tao News Corp., Ltd............................  1,974,000    264,247
    Singamas Container Holdings, Ltd.................... 10,968,000  1,019,529
*   Sinocan Holdings, Ltd...............................    350,000         --
    SIS International Holdings..........................     34,000     18,424
    Sitoy Group Holdings, Ltd...........................    891,000    291,630
*   Skyway Securities Group, Ltd........................ 12,270,000    434,916
    SmarTone Telecommunications Holdings, Ltd...........  3,901,531  6,956,206
*   SOCAM Development, Ltd..............................  1,718,771    810,403
*   Solartech International Holdings, Ltd...............  1,220,000     52,771
*   Solomon Systech International, Ltd..................  9,504,000    374,383
    Soundwill Holdings, Ltd.............................    519,500    823,320
*   South China Assets Holdings, Ltd....................  3,047,170     87,217
*   South China Financial Holdings, Ltd.................  7,550,000     65,410
*   South China Holdings Co., Ltd....................... 13,104,000    941,012
#   Stella International Holdings, Ltd..................  1,249,500  2,139,691
    Stelux Holdings International, Ltd..................  3,011,400    236,638
*   Success Universe Group, Ltd.........................  6,716,000    139,432
    Sun Hing Vision Group Holdings, Ltd.................    358,000    126,922
    Sun Hung Kai & Co., Ltd.............................  4,571,429  2,693,201
    Sunwah Kingsway Capital Holdings, Ltd...............  7,690,000    147,172
    TAI Cheung Holdings, Ltd............................  1,961,000  1,621,457
    Tai Sang Land Development, Ltd......................    781,910    419,144
#   Tan Chong International, Ltd........................  1,176,000    382,260
    Tao Heung Holdings, Ltd.............................    688,000    155,830
    Television Broadcasts, Ltd..........................  1,891,800  6,422,564
*   Termbray Industries International Holdings, Ltd.....  2,304,900    202,207
    Tern Properties Co., Ltd............................     51,200     25,896
    Texwinca Holdings, Ltd..............................  5,416,000  4,263,959
    Tian Teck Land, Ltd.................................  1,024,000  1,106,549
*   Titan Petrochemicals Group, Ltd..................... 13,140,000    121,943

                                     2032

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
HONG KONG -- (Continued)
*   TOM Group, Ltd.....................................    264,000 $     70,963
    Town Health International Medical Group, Ltd.......  2,338,000      374,462
    Tradelink Electronic Commerce, Ltd.................  4,908,000    1,071,961
#   Transport International Holdings, Ltd..............  1,134,541    3,131,311
#*  Trinity, Ltd.......................................  8,046,000      624,084
*   Tristate Holdings, Ltd.............................    188,000       49,405
#*  TSC Group Holdings, Ltd............................  3,280,000      449,437
#   Tsui Wah Holdings, Ltd.............................    600,000      112,923
    Tysan Holdings, Ltd................................     40,000       23,355
#*  United Laboratories International Holdings, Ltd.
      (The)............................................  4,840,000    1,897,533
#*  United Photovoltaics Group, Ltd....................  7,608,000      562,071
*   Universal Technologies Holdings, Ltd...............  7,410,000      334,993
*   Up Energy Development Group, Ltd...................  3,929,000       65,328
    Upbest Group, Ltd..................................     36,000       10,208
*   Value Convergence Holdings, Ltd....................  2,232,000      424,991
#   Value Partners Group, Ltd..........................  6,655,000    5,622,044
    Vanke Property Overseas, Ltd.......................     49,000       32,453
    Varitronix International, Ltd......................  2,619,293    1,148,835
    Vedan International Holdings, Ltd..................  3,272,000      312,809
    Victory City International Holdings, Ltd........... 12,609,663      561,548
    Vitasoy International Holdings, Ltd................  4,927,000    9,365,498
*   VS International Group, Ltd........................    488,000       26,777
#   VST Holdings, Ltd..................................  5,123,600    1,223,479
    VTech Holdings, Ltd................................    628,600    6,837,413
    Wai Kee Holdings, Ltd..............................  7,640,738    2,475,225
    Wang On Group, Ltd.................................  1,740,000       14,802
    Win Hanverky Holdings, Ltd.........................  2,428,000      394,944
*   Winfull Group Holdings, Ltd........................  9,512,000      224,984
    Wing On Co. International, Ltd.....................    759,000    2,228,155
    Wing Tai Properties, Ltd...........................  1,923,331    1,146,145
    Wong's International Holdings, Ltd.................    737,641      258,681
    Wong's Kong King International.....................    120,000       10,839
*   Xinyi Automobile Glass Hong Kong Enterprises,
      Ltd..............................................  2,163,250      370,840
    Xinyi Glass Holdings, Ltd.......................... 17,658,000   13,514,372
    Yangtzekiang Garment, Ltd..........................    606,500      199,600
    Yau Lee Holdings, Ltd..............................    534,000       77,878
    Yeebo International Holdings, Ltd..................    792,000      245,433
#   YGM Trading, Ltd...................................    447,000      238,363
    YT Realty Group, Ltd...............................    749,000      363,045
    Yugang International, Ltd.......................... 90,818,000    1,479,843
                                                                   ------------
TOTAL HONG KONG........................................             383,792,339
                                                                   ------------
NEW ZEALAND -- (9.2%)
#*  a2 Milk Co., Ltd...................................  1,558,157    2,215,929
    Abano Healthcare Group, Ltd........................     30,725      181,955
    Air New Zealand, Ltd...............................  3,693,701    5,883,614
    Briscoe Group, Ltd.................................      2,235        5,456
    Chorus, Ltd........................................  2,089,594    6,764,980
    Colonial Motor Co., Ltd. (The).....................    144,588      679,317
    Contact Energy, Ltd................................  2,259,220    8,819,365
#   EBOS Group, Ltd....................................    451,590    5,387,298
    Fisher & Paykel Healthcare Corp., Ltd..............  3,788,660   28,725,995
    Freightways, Ltd...................................    974,609    4,741,552

                                     2033

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
NEW ZEALAND -- (Continued)
    Genesis Energy, Ltd.................................   636,993 $  1,020,522
    Hallenstein Glasson Holdings, Ltd...................   242,445      457,779
#   Heartland Bank, Ltd.................................   617,920      592,920
    Hellaby Holdings, Ltd...............................   384,437      745,346
#   Infratil, Ltd....................................... 3,268,694    7,951,796
#   Kathmandu Holdings, Ltd.............................   663,170      863,905
    Mainfreight, Ltd....................................   539,049    6,713,202
#   Mercury NZ, Ltd.....................................   807,349    1,826,665
    Methven, Ltd........................................    93,877       85,372
    Metlifecare, Ltd....................................   568,932    2,318,242
    Millennium & Copthorne Hotels New Zealand, Ltd......   395,725      530,646
*   New Zealand Oil & Gas, Ltd.......................... 1,659,791      553,064
    New Zealand Refining Co., Ltd. (The)................   574,344    1,015,302
    Nuplex Industries, Ltd.............................. 1,278,378    4,905,855
*   NZME, Ltd...........................................   945,851      571,446
    NZX, Ltd............................................   952,265      701,959
#   Opus International Consultants, Ltd.................    12,925       10,813
*   Orion Health Group, Ltd.............................     4,001       13,987
*   Pacific Edge, Ltd...................................   442,720      175,288
    PGG Wrightson, Ltd..................................   999,976      322,014
*   Pike River Coal, Ltd................................   490,805           --
#   Port of Tauranga, Ltd...............................   515,305    7,287,715
    Restaurant Brands New Zealand, Ltd..................   480,311    1,892,441
*   Richina Pacific, Ltd................................   274,180           --
*   Rubicon, Ltd........................................ 1,442,620      250,032
#   Ryman Healthcare, Ltd............................... 2,178,421   15,010,728
    Sanford, Ltd........................................   382,357    1,549,871
    Scales Corp., Ltd...................................     6,694       15,090
    Scott Technology, Ltd...............................    39,805       54,826
    Skellerup Holdings, Ltd.............................   544,971      503,510
    SKY Network Television, Ltd......................... 2,080,268    7,354,264
    SKYCITY Entertainment Group, Ltd.................... 5,039,829   18,430,628
#   Steel & Tube Holdings, Ltd..........................   441,625      669,809
    Summerset Group Holdings, Ltd.......................   514,029    1,760,210
    Tourism Holdings, Ltd...............................   337,692      717,425
    Tower, Ltd..........................................   887,040      853,541
    Trade Me Group, Ltd................................. 1,682,617    6,231,663
#   TrustPower, Ltd.....................................    81,096      478,641
    Vector, Ltd......................................... 1,381,288    3,454,053
    Warehouse Group, Ltd. (The).........................   698,604    1,413,743
#*  Xero, Ltd...........................................   167,838    2,398,797
    Z Energy, Ltd.......................................   183,115    1,133,998
                                                                   ------------
TOTAL NEW ZEALAND.......................................            166,242,569
                                                                   ------------
SINGAPORE -- (10.0%)
*   Abterra, Ltd........................................   531,800      140,125
    Accordia Golf Trust................................. 2,246,400    1,123,357
    Amara Holdings, Ltd.................................   922,800      286,843
    Ascendas India Trust................................   898,500      680,213
    ASL Marine Holdings, Ltd............................   694,100      122,484
    Aspial Corp., Ltd...................................    75,877       15,313
#*  Ausgroup, Ltd....................................... 3,548,500      125,268
    Baker Technology, Ltd...............................   289,580      137,400

                                     2034

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                         ---------- ----------
SINGAPORE -- (Continued)
#*  Banyan Tree Holdings, Ltd...........................  1,022,900 $  327,027
#   Best World International, Ltd.......................    826,900    866,258
    Bonvests Holdings, Ltd..............................    950,000    849,726
*   Boustead Projects, Ltd..............................    497,612    230,137
    Boustead Singapore, Ltd.............................  1,809,936  1,078,778
    Breadtalk Group, Ltd................................    894,200    748,940
*   Broadway Industrial Group, Ltd......................  1,547,600    117,964
    Bukit Sembawang Estates, Ltd........................    602,703  2,268,211
    Bund Center Investment, Ltd.........................    659,825    338,479
#   Centurion Corp., Ltd................................    825,900    219,365
#   China Aviation Oil Singapore Corp., Ltd.............  2,305,299  2,516,987
#   China Everbright Water, Ltd.........................  3,519,400  1,579,026
#   Chip Eng Seng Corp., Ltd............................  3,445,300  1,614,141
    Chuan Hup Holdings, Ltd.............................  3,853,500    762,704
    Civmec, Ltd.........................................     53,200     16,281
#*  COSCO Corp. Singapore, Ltd..........................  7,991,900  1,740,860
*   Creative Technology, Ltd............................    272,200    202,523
    CSE Global, Ltd.....................................  3,378,900  1,147,432
#   CWT, Ltd............................................  1,777,900  2,788,947
#*  Del Monte Pacific, Ltd..............................  2,033,764    548,907
#   Delfi, Ltd..........................................    788,500  1,455,943
*   Delong Holdings, Ltd................................     14,725      3,986
*   DMX Technologies Group, Ltd.........................  2,096,000    121,043
#*  Dyna-Mac Holdings, Ltd..............................  2,194,400    164,756
    Elec & Eltek International Co., Ltd.................    147,000    127,743
    Ellipsiz, Ltd.......................................     36,900     10,217
    EnGro Corp., Ltd....................................    354,000    222,370
#*  Ezion Holdings, Ltd.................................  9,985,678  2,266,154
#*  Ezra Holdings, Ltd.................................. 19,242,923    732,701
    Falcon Energy Group, Ltd............................  2,008,800    265,844
#   Far East Orchard, Ltd...............................  1,074,985  1,233,231
#   First Resources, Ltd................................  4,667,900  5,644,517
*   First Ship Lease Trust..............................    160,900     21,434
    First Sponsor Group, Ltd............................    440,661    408,175
*   FJ Benjamin Holdings, Ltd...........................    543,500     22,570
#*  Food Empire Holdings, Ltd...........................  1,256,400    325,023
    Fragrance Group, Ltd................................  6,077,000    765,805
    Frasers Centrepoint, Ltd............................    305,100    345,288
    Fu Yu Corp., Ltd....................................  1,151,700    160,870
#*  Gallant Venture, Ltd................................  4,992,500    731,492
*   Geo Energy Resources, Ltd...........................    432,000     31,761
    GK Goh Holdings, Ltd................................  1,484,065    924,348
#   GL, Ltd.............................................  3,401,300  2,056,007
*   Global Premium Hotels, Ltd..........................    559,480    120,877
#*  GMG Global, Ltd.....................................  1,788,330    749,030
    Golden Agri-Resources, Ltd.......................... 12,979,100  3,496,312
    GP Batteries International, Ltd.....................    235,000    135,252
    GP Industries, Ltd..................................  2,567,609  1,180,639
    GSH Corp., Ltd......................................     60,860     15,695
    GuocoLand, Ltd......................................    556,914    777,356
*   Hanwell Holdings, Ltd...............................  1,771,219    295,919
    Haw Par Corp., Ltd..................................     23,700    162,067
#   Hi-P International, Ltd.............................  1,271,600    348,764

                                     2035

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                         ---------- ----------
SINGAPORE -- (Continued)
    Hiap Hoe, Ltd.......................................    498,000 $  251,207
#   Ho Bee Land, Ltd....................................  1,604,700  2,650,198
#   Hong Fok Corp., Ltd.................................  3,551,394  1,874,843
*   Hong Fok Land, Ltd..................................  1,210,000         --
    Hong Leong Asia, Ltd................................    690,700    388,681
    Hotel Grand Central, Ltd............................  1,461,261  1,437,762
    Hour Glass, Ltd. (The)..............................  1,814,832  1,082,708
#*  HTL International Holdings, Ltd.....................  1,331,843    930,153
    Hwa Hong Corp., Ltd.................................  2,123,500    482,730
#   Hyflux, Ltd.........................................  3,204,200  1,389,158
#   Indofood Agri Resources, Ltd........................  3,432,100  1,184,227
*   InnoTek, Ltd........................................    512,500     57,667
    Innovalues, Ltd.....................................  1,659,300  1,158,724
    IPC Corp., Ltd......................................    254,070    112,641
    Isetan Singapore, Ltd...............................    119,000    329,298
    Japfa, Ltd..........................................  2,010,800  1,228,391
#*  Jurong Technologies Industrial Corp., Ltd...........  2,227,680         --
    k1 Ventures, Ltd....................................    990,520    648,190
#   Keppel Infrastructure Trust.........................  5,418,132  2,042,163
    Keppel Telecommunications & Transportation, Ltd.....  1,369,300  1,550,594
    Koh Brothers Group, Ltd.............................  1,432,000    294,646
#*  KrisEnergy, Ltd.....................................    296,200     28,622
    KSH Holdings, Ltd...................................     57,200     23,481
    Lian Beng Group, Ltd................................  2,253,100    800,493
    Low Keng Huat Singapore, Ltd........................    889,800    362,330
    Lum Chang Holdings, Ltd.............................  1,094,030    293,304
    M1, Ltd.............................................  2,152,300  4,220,163
    Mandarin Oriental International, Ltd................     91,700    123,971
*   Marco Polo Marine, Ltd..............................    882,000     92,351
    Metro Holdings, Ltd.................................  2,473,692  1,904,379
    Mewah International, Inc............................    458,400     82,256
    Midas Holdings, Ltd.................................  8,245,100  1,509,541
#*  Nam Cheong, Ltd.....................................  7,506,340    377,456
    Nera Telecommunications, Ltd........................    988,800    524,537
    New Toyo International Holdings, Ltd................  1,624,000    303,798
#*  Noble Group, Ltd.................................... 75,184,800  9,154,634
    NSL, Ltd............................................    409,900    438,178
    Olam International, Ltd.............................    290,300    413,235
#   OUE, Ltd............................................  1,827,600  2,046,574
    Overseas Education, Ltd.............................     65,300     21,289
#   Oxley Holdings, Ltd.................................  1,093,300    318,887
    Pacc Offshore Services Holdings, Ltd................    478,200    127,244
    Pacific Radiance, Ltd...............................    452,600     71,450
    Pan-United Corp., Ltd...............................  1,948,600    874,098
    Penguin International, Ltd..........................    525,699    118,286
#   Q&M Dental Group Singapore, Ltd.....................  2,136,300  1,117,022
    QAF, Ltd............................................  1,346,462  1,127,181
    Raffles Education Corp., Ltd........................  4,176,710    617,108
#   Raffles Medical Group, Ltd..........................  3,301,673  3,879,327
    Religare Health Trust...............................  1,364,600  1,029,014
*   RH Petrogas, Ltd....................................     48,800      3,764
#   Rickmers Maritime...................................  1,008,350     59,527
#   Riverstone Holdings, Ltd............................  1,009,100    673,741

                                     2036

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- -----------
SINGAPORE -- (Continued)
#   Rotary Engineering, Ltd............................. 1,443,100 $   431,252
    Roxy-Pacific Holdings, Ltd..........................   297,500     101,570
    San Teh, Ltd........................................   336,487      61,356
    SATS, Ltd........................................... 2,695,900   8,790,786
#   SBS Transit, Ltd....................................   926,200   1,618,639
    SembCorp Industries, Ltd............................   176,800     369,523
#   SembCorp Marine, Ltd................................   790,500     843,497
    Sheng Siong Group, Ltd.............................. 3,132,000   2,303,383
#   SHS Holdings, Ltd................................... 2,304,100     329,625
    SIA Engineering Co., Ltd............................   236,900     653,796
#*  SIIC Environment Holdings, Ltd...................... 2,999,520   1,301,861
    Sim Lian Group, Ltd................................. 2,216,555   1,565,167
#   Sinarmas Land, Ltd.................................. 6,235,700   2,117,538
    Sing Holdings, Ltd.................................. 1,134,000     254,238
    Sing Investments & Finance, Ltd.....................   297,675     251,535
#   Singapore Post, Ltd................................. 9,406,700  10,086,526
    Singapore Reinsurance Corp., Ltd.................... 1,514,530     349,909
    Singapore Shipping Corp., Ltd....................... 1,640,700     341,559
    Singapura Finance, Ltd..............................   348,124     228,433
#   Sino Grandness Food Industry Group, Ltd............. 2,981,300   1,304,803
#   SMRT Corp., Ltd..................................... 4,153,700   5,054,192
    Stamford Land Corp., Ltd............................ 3,188,100   1,139,733
    Straco Corp., Ltd...................................   130,000      77,010
    Sunningdale Tech, Ltd...............................   793,060     634,253
*   SunVic Chemical Holdings, Ltd....................... 1,436,145     117,465
    Super Group, Ltd.................................... 3,164,500   1,896,861
#*  Swiber Holdings, Ltd................................ 2,895,250     235,386
#   Tat Hong Holdings, Ltd.............................. 2,159,900     884,032
*   Thakral Corp., Ltd..................................   139,165      19,020
    Tiong Woon Corp. Holding, Ltd.......................   228,100      42,086
#   Tuan Sing Holdings, Ltd............................. 4,167,162     903,628
#   UMS Holdings, Ltd................................... 2,656,700   1,178,856
    United Engineers, Ltd............................... 2,969,928   5,095,091
    United Industrial Corp., Ltd........................    13,452      27,428
    United Overseas Insurance, Ltd......................   181,850     636,770
#   UOB-Kay Hian Holdings, Ltd.......................... 1,955,133   1,917,487
    UOL Group, Ltd...................................... 1,112,164   4,798,468
    UPP Holdings, Ltd................................... 2,972,500     428,688
    Valuetronics Holdings, Ltd.......................... 1,373,100     513,526
#*  Vard Holdings, Ltd.................................. 4,716,200     541,352
    Venture Corp., Ltd.................................. 1,983,500  13,180,570
#   Vibrant Group, Ltd.................................. 1,871,915     561,891
    Vicom, Ltd..........................................   119,500     521,910
    Wee Hur Holdings, Ltd............................... 2,670,400     498,704
#   Wheelock Properties Singapore, Ltd.................. 1,224,700   1,337,631
    Wing Tai Holdings, Ltd.............................. 3,431,167   4,458,482
    Yeo Hiap Seng, Ltd..................................   223,731     228,695
    YHI International, Ltd..............................   458,900     122,562
*   Yongnam Holdings, Ltd............................... 2,977,200     458,913
*   Yuuzoo Corp., Ltd................................... 4,202,500     460,422

                                     2037

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                        SHARES      VALUE++
                                                      ---------- --------------
SINGAPORE -- (Continued)
      Zhongmin Baihui Retail Group, Ltd..............     26,900 $       28,692
                                                                 --------------
TOTAL SINGAPORE......................................               181,052,907
                                                                 --------------
TOTAL COMMON STOCKS..................................             1,555,467,090
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)

AUSTRALIA -- (0.0%)
*     Centrebet International, Ltd. Claim Units
        Rights.......................................     81,336             --
*     Centrebet International, Ltd. Litigation
        Rights.......................................     81,336             --
                                                                 --------------
TOTAL AUSTRALIA......................................                        --
                                                                 --------------
HONG KONG -- (0.0%)
*     Cheuk Nang Holdings, Ltd. Warrants 04/24/17....     17,802          3,901
*     Enviro Energy International Holdings, Ltd.
        Warrants 11/17/16............................  1,171,800             --
*     Imagi International Holdings, Ltd. Rights
        08/12/16.....................................  5,712,800         18,408
*     South China Financial Holdings, Ltd. Rights
        06/22/16.....................................  7,550,000            973
                                                                 --------------
TOTAL HONG KONG......................................                    23,282
                                                                 --------------
SINGAPORE -- (0.0%)
*     Ezion Holdings, Ltd. Warrants 04/24/20.........  1,017,718         49,341
                                                                 --------------
TOTAL RIGHTS/WARRANTS................................                    72,623
                                                                 --------------
TOTAL INVESTMENT SECURITIES..........................             1,555,539,713
                                                                 --------------

                                                                    VALUE+
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (14.2%)
(S)@  DFA Short Term Investment Fund................. 22,262,007    257,571,416
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,810,523,737)^^............................            $1,813,111,129
                                                                 ==============

                                     2038

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                              ------------------------------------------------
                               LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                              ---------- -------------- ------- --------------
 Common Stocks
    Australia................ $4,159,150 $  819,289,544   --    $  823,448,694
    China....................         --        930,581   --           930,581
    Hong Kong................  2,457,537    381,334,802   --       383,792,339
    New Zealand..............    571,446    165,671,123   --       166,242,569
    Singapore................     28,692    181,024,215   --       181,052,907
 Rights/Warrants
    Australia................         --             --   --                --
    Hong Kong................         --         23,282   --            23,282
    Singapore................         --         49,341   --            49,341
 Securities Lending
   Collateral................         --    257,571,416   --       257,571,416
                              ---------- --------------   --    --------------
 TOTAL....................... $7,216,825 $1,805,894,304   --    $1,813,111,129
                              ========== ==============   ==    ==============

                                     2039

                    THE UNITED KINGDOM SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                           SHARES     VALUE++
                                                          --------- -----------
COMMON STOCKS -- (96.9%)

Consumer Discretionary -- (21.3%)
    4imprint Group P.L.C.................................    96,987 $ 1,826,033
    888 Holdings P.L.C................................... 1,003,090   2,990,192
    AA P.L.C............................................. 2,482,405   8,127,306
    B&M European Value Retail SA......................... 2,131,867   7,256,249
    Bellway P.L.C........................................   634,613  17,593,096
    Berkeley Group Holdings P.L.C........................   168,362   5,971,930
    Bloomsbury Publishing P.L.C..........................   274,093     603,558
    Bovis Homes Group P.L.C..............................   777,861   8,424,133
    Card Factory P.L.C...................................   537,861   2,175,505
*   Carpetright P.L.C....................................    82,608     261,802
#   Centaur Media P.L.C..................................   537,905     245,214
    Cineworld Group P.L.C................................ 1,228,419   9,544,371
    Connect Group P.L.C.................................. 1,312,384   2,719,426
    Crest Nicholson Holdings P.L.C....................... 1,155,163   6,535,843
    Creston P.L.C........................................    22,394      28,750
    Daily Mail & General Trust P.L.C. Class A............ 1,271,481  12,067,353
    Darty P.L.C.......................................... 1,332,051   2,951,237
    Debenhams P.L.C...................................... 6,752,119   5,010,761
    Dignity P.L.C........................................   249,726   8,923,856
    Domino's Pizza Group P.L.C........................... 2,536,833  13,322,781
    Dunelm Group P.L.C...................................   374,998   4,213,854
*   Enterprise Inns P.L.C................................ 2,861,188   3,346,370
    Entertainment One, Ltd...............................   525,999   1,373,738
    Euromoney Institutional Investor P.L.C...............   282,895   3,786,633
#*  Findel P.L.C.........................................   239,314     518,806
*   Forminster P.L.C.....................................    43,333          --
    Fuller Smith & Turner P.L.C. Class A.................   134,418   1,743,927
*   Future P.L.C.........................................   949,879     112,585
    Games Workshop Group P.L.C...........................    98,402     630,660
    Greene King P.L.C.................................... 1,786,209  19,192,655
    GVC Holdings P.L.C...................................   953,485   7,960,235
    Halfords Group P.L.C................................. 1,120,269   5,215,149
    Headlam Group P.L.C..................................   381,648   2,379,230
    Henry Boot P.L.C.....................................   417,992     995,446
    Home Retail Group P.L.C.............................. 3,986,671   8,132,645
    Huntsworth P.L.C.....................................   938,084     496,806
    Inchcape P.L.C....................................... 2,190,976  19,535,448
    Informa P.L.C........................................ 2,573,838  24,317,460
    ITE Group P.L.C...................................... 1,505,068   3,243,453
    J D Wetherspoon P.L.C................................   459,179   5,172,481
    JD Sports Fashion P.L.C..............................   465,078   7,734,008
*   Jimmy Choo P.L.C.....................................    37,277      51,992
    John Menzies P.L.C...................................   345,374   2,690,532
*   Johnston Press P.L.C.................................    20,800       3,780
    Ladbrokes P.L.C...................................... 5,357,119   9,830,591
    Laura Ashley Holdings P.L.C.......................... 1,465,488     417,437
*   Liberty Global P.L.C. Series C.......................   100,496   3,110,358
*   Liberty Global P.L.C. LiLAC Class A..................    11,181     384,074
*   Liberty Global P.L.C. LiLAC Class C..................    39,060   1,367,097
    Lookers P.L.C........................................ 1,889,052   2,661,205
    Marston's P.L.C...................................... 3,492,464   6,565,089

                                     2040

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
Consumer Discretionary -- (Continued)
    Millennium & Copthorne Hotels P.L.C................. 1,000,376 $  5,986,648
    Mitchells & Butlers P.L.C........................... 1,003,645    3,342,309
    MJ Gleeson P.L.C....................................   189,171    1,309,484
*   Mothercare P.L.C....................................   596,178    1,081,449
    N Brown Group P.L.C.................................   869,150    2,000,375
#*  Ocado Group P.L.C................................... 2,476,657    8,743,820
    Paddy Power Betfair P.L.C...........................    14,362    1,668,849
    Pendragon P.L.C..................................... 5,845,596    2,447,952
    Pets at Home Group P.L.C............................ 1,015,185    3,270,920
    Photo-Me International P.L.C........................ 1,049,458    2,152,925
    Poundland Group P.L.C...............................   548,303    1,646,229
*   Punch Taverns P.L.C.................................   133,442      154,447
    Rank Group P.L.C....................................   495,825    1,457,107
    Redrow P.L.C........................................ 1,390,578    6,217,870
    Restaurant Group P.L.C. (The).......................   977,184    4,579,120
*   Sportech P.L.C......................................   371,065      326,138
#*  Sports Direct International P.L.C...................   258,459      989,807
    SSP Group P.L.C.....................................   979,983    4,154,168
    STV Group P.L.C.....................................     4,868       20,804
    SuperGroup P.L.C....................................   239,090    5,024,124
    Tarsus Group P.L.C..................................   207,820      749,152
    Ted Baker P.L.C.....................................   152,815    4,760,475
*   Thomas Cook Group P.L.C............................. 6,943,222    5,970,529
    Topps Tiles P.L.C...................................   989,113    1,570,992
    Tribal Group P.L.C..................................   136,569      101,147
    Trinity Mirror P.L.C................................ 1,631,721    1,621,692
    UBM P.L.C........................................... 1,880,196   16,687,652
    Vitec Group P.L.C. (The)............................   159,712    1,147,465
    WH Smith P.L.C......................................   680,498   13,775,675
    William Hill P.L.C.................................. 4,105,574   17,366,517
    Wilmington P.L.C....................................   334,384    1,098,477
    Wireless Group P.L.C................................   322,510    1,311,386
                                                                   ------------
Total Consumer Discretionary............................            386,498,844
                                                                   ------------
Consumer Staples -- (5.5%)
    A.G. Barr P.L.C.....................................   417,894    2,986,411
#   Anglo-Eastern Plantations P.L.C.....................   104,452      566,599
    Booker Group P.L.C.................................. 7,738,048   17,814,599
    Britvic P.L.C....................................... 1,150,075    9,519,841
    Cranswick P.L.C.....................................   263,709    8,160,148
    Dairy Crest Group P.L.C.............................   743,682    5,936,228
    Devro P.L.C.........................................   930,843    3,483,224
    Greencore Group P.L.C............................... 2,103,987    9,118,196
    Greggs P.L.C........................................   539,599    7,379,364
#   Hilton Food Group P.L.C.............................    32,230      254,440
    McBride P.L.C.......................................   879,605    1,895,625
    McColl's Retail Group P.L.C.........................    17,212       37,295
*   Premier Foods P.L.C................................. 4,536,762    3,027,150
    PZ Cussons P.L.C.................................... 1,342,993    6,037,808
*   REA Holdings P.L.C..................................    50,639      160,312
    Stock Spirits Group P.L.C...........................   562,182    1,153,885

                                     2041

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
Consumer Staples -- (Continued)
    Tate & Lyle P.L.C.................................... 2,291,490 $21,929,003
                                                                    -----------
Total Consumer Staples...................................            99,460,128
                                                                    -----------
Energy -- (4.3%)
#*  Afren P.L.C.......................................... 5,446,344          --
    Amec Foster Wheeler P.L.C............................ 2,007,344  11,880,525
    Anglo Pacific Group P.L.C............................   611,246     749,334
*   Cairn Energy P.L.C................................... 3,286,987   7,785,325
#*  EnQuest P.L.C........................................ 1,762,201     577,794
    Gulf Marine Services P.L.C...........................    31,549      13,607
    Hunting P.L.C........................................   721,754   3,907,397
    James Fisher & Sons P.L.C............................   238,889   4,734,149
    John Wood Group P.L.C................................ 1,820,460  15,926,717
*   Lamprell P.L.C....................................... 1,281,770   1,184,618
*   Ophir Energy P.L.C................................... 2,512,298   2,257,557
    Petrofac, Ltd........................................ 1,141,776  11,289,446
*   Premier Oil P.L.C.................................... 2,197,990   1,861,694
    Soco International P.L.C............................. 1,103,424   2,206,600
    Stobart Group, Ltd...................................   857,700   1,940,186
#*  Tullow Oil P.L.C..................................... 4,695,458  12,366,413
                                                                    -----------
Total Energy.............................................            78,681,362
                                                                    -----------
Financials -- (15.5%)
    Aberdeen Asset Management P.L.C...................... 1,689,565   7,116,264
*   Aldermore Group P.L.C................................   249,946     458,553
    Arrow Global Group P.L.C.............................   658,027   1,923,080
    Ashmore Group P.L.C.................................. 1,737,896   7,657,391
    Beazley P.L.C........................................ 2,740,810  14,356,802
    BGEO Group P.L.C.....................................   172,101   6,229,250
    Brewin Dolphin Holdings P.L.C........................ 1,565,303   5,236,157
#   Capital & Counties Properties P.L.C.................. 2,330,058   8,960,822
#   Charles Stanley Group P.L.C..........................   122,025     455,601
    Charles Taylor P.L.C.................................   192,071     700,044
    Chesnara P.L.C.......................................   594,993   2,464,728
    Close Brothers Group P.L.C...........................   722,784  12,054,810
*   CLS Holdings P.L.C...................................    15,487     279,281
    Countrywide P.L.C....................................   649,114   2,131,818
    Daejan Holdings P.L.C................................    34,858   2,594,386
    esure Group P.L.C.................................... 1,180,081   4,081,491
    Foxtons Group P.L.C..................................   725,836   1,056,356
    Grainger P.L.C....................................... 1,334,601   3,836,512
    Hansard Global P.L.C.................................    16,468      25,056
*   Harworth Group P.L.C.................................    30,680      32,084
    Helical P.L.C........................................   630,825   2,368,049
    Henderson Group P.L.C................................ 5,474,341  16,726,944
    Hiscox, Ltd.......................................... 1,480,745  20,751,494
    ICAP P.L.C........................................... 2,669,898  15,681,983
    IG Group Holdings P.L.C.............................. 1,792,534  20,997,041
*   Industrial & Commercial Holdings P.L.C...............     5,000          --
    Intermediate Capital Group P.L.C..................... 1,471,134  11,145,159
    International Personal Finance P.L.C.................   923,698   3,278,144
#*  IP Group P.L.C....................................... 1,431,560   2,990,621

                                     2042

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
Financials -- (Continued)
    Jardine Lloyd Thompson Group P.L.C..................   619,442 $  8,010,616
    JRP Group P.L.C.....................................   760,161    1,066,048
    Jupiter Fund Management P.L.C....................... 1,873,291   10,476,892
    Lancashire Holdings, Ltd............................ 1,084,204    8,629,224
#   LSL Property Services P.L.C.........................   328,694    1,001,699
    Man Group P.L.C..................................... 7,936,721   12,175,582
    Novae Group P.L.C...................................   317,414    3,413,829
    OneSavings Bank P.L.C...............................   313,276      850,255
    Paragon Group of Cos. P.L.C. (The)..................   892,756    3,222,169
    Phoenix Group Holdings.............................. 1,131,880   12,006,312
    Rathbone Brothers P.L.C.............................   190,730    4,576,297
*   Raven Russia, Ltd................................... 1,059,349      532,542
    S&U P.L.C...........................................    20,417      640,390
    Saga P.L.C.......................................... 3,518,976    9,456,327
    Savills P.L.C.......................................   686,012    6,345,723
    St. Modwen Properties P.L.C......................... 1,015,579    3,789,317
    Tullett Prebon P.L.C................................ 1,292,887    5,696,677
    U & I Group P.L.C...................................   642,624    1,288,381
    UNITE Group P.L.C. (The)............................ 1,322,490   11,083,026
    Virgin Money Holdings UK P.L.C......................   489,330    1,706,611
*   Waterloo Investment Holdings, Ltd...................     5,979          554
                                                                   ------------
Total Financials........................................            281,558,392
                                                                   ------------
Health Care -- (3.5%)
#*  Alizyme P.L.C.......................................   660,805           --
*   Bioquell P.L.C......................................    45,447       92,349
#*  BTG P.L.C........................................... 1,723,200   15,213,566
    Cambian Group P.L.C.................................    63,163       51,758
#*  Circassia Pharmaceuticals P.L.C.....................   285,098      359,543
    Consort Medical P.L.C...............................   240,495    3,290,945
    Dechra Pharmaceuticals P.L.C........................   428,975    7,554,203
    Genus P.L.C.........................................   291,166    7,015,815
    Indivior P.L.C...................................... 3,268,767   12,823,149
    Spire Healthcare Group P.L.C........................   681,052    2,913,258
    UDG Healthcare P.L.C................................ 1,186,662    9,133,937
*   Vectura Group P.L.C................................. 2,891,647    5,704,804
                                                                   ------------
Total Health Care.......................................             64,153,327
                                                                   ------------
Industrials -- (26.1%)
    Aggreko P.L.C....................................... 1,209,081   20,585,337
    Air Partner P.L.C...................................    40,969      208,651
    Alumasc Group P.L.C. (The)..........................   120,110      194,734
    Avon Rubber P.L.C...................................   101,804    1,144,582
*   Balfour Beatty P.L.C................................ 3,549,781   10,412,993
    BBA Aviation P.L.C.................................. 5,623,297   17,705,481
    Berendsen P.L.C.....................................   823,219   13,902,882
    Bodycote P.L.C...................................... 1,121,708    8,678,339
    Braemar Shipping Services P.L.C.....................    84,411      457,708
    Brammer P.L.C.......................................   668,388      974,262
    Cape P.L.C..........................................   655,560    1,613,049
#   Carillion P.L.C..................................... 2,583,457    9,130,901
    Carr's Group P.L.C..................................   343,111      645,694

                                     2043

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
Industrials -- (Continued)
    Castings P.L.C.......................................   157,187 $   941,151
    Chemring Group P.L.C................................. 1,639,093   2,974,494
#   Clarkson P.L.C.......................................    93,861   2,290,956
    Cobham P.L.C......................................... 7,914,798  17,944,466
    Communisis P.L.C..................................... 1,025,909     488,117
    Costain Group P.L.C..................................   410,724   1,840,871
    DCC P.L.C............................................   111,854   9,981,871
    De La Rue P.L.C......................................   547,558   4,567,369
#*  Dialight P.L.C.......................................   103,553     785,209
    Diploma P.L.C........................................   579,262   6,529,076
    Fenner P.L.C......................................... 1,058,223   2,257,628
*   Firstgroup P.L.C..................................... 6,265,971   8,307,550
*   Flybe Group P.L.C....................................   320,823     161,568
    G4S P.L.C............................................ 3,161,732   7,790,345
    Galliford Try P.L.C..................................   408,409   5,301,087
    Go-Ahead Group P.L.C.................................   220,066   5,314,309
    Goodwin P.L.C........................................       383      10,833
    Grafton Group P.L.C.................................. 1,000,382   7,389,129
    Harvey Nash Group P.L.C..............................    46,693      39,154
    Hays P.L.C........................................... 6,566,676  10,329,813
    Hogg Robinson Group P.L.C............................   134,014     115,033
    HomeServe P.L.C...................................... 1,369,369  10,132,165
    Howden Joinery Group P.L.C........................... 3,165,528  18,100,835
    IMI P.L.C............................................ 1,243,466  17,642,533
    Interserve P.L.C.....................................   758,481   2,960,725
    John Laing Group P.L.C...............................   448,035   1,333,039
    Keller Group P.L.C...................................   399,743   5,384,554
    Kier Group P.L.C.....................................   496,991   7,056,344
    Lavendon Group P.L.C.................................   812,054   1,258,005
*   Management Consulting Group P.L.C.................... 1,467,589     330,075
    Mears Group P.L.C....................................   547,024   2,866,866
    Meggitt P.L.C........................................ 2,890,213  16,739,903
#   Melrose Industries P.L.C.............................   833,586   7,549,174
    Mitie Group P.L.C.................................... 1,998,966   6,589,680
    Morgan Advanced Materials P.L.C...................... 1,484,937   5,371,988
    Morgan Sindall Group P.L.C...........................   191,927   1,468,435
    National Express Group P.L.C......................... 2,195,042   9,804,992
    Norcros P.L.C........................................    27,976      62,273
    Northgate P.L.C......................................   768,623   3,883,630
    Pagegroup P.L.C...................................... 1,368,971   6,126,742
    PayPoint P.L.C.......................................   246,900   3,218,394
    Polypipe Group P.L.C.................................   445,361   1,404,112
    QinetiQ Group P.L.C.................................. 3,243,810   9,632,291
    Regus P.L.C.......................................... 3,349,423  13,534,546
*   Renold P.L.C.........................................   193,435     106,037
    Rentokil Initial P.L.C............................... 8,861,710  25,195,359
    Ricardo P.L.C........................................   271,798   2,754,194
    Robert Walters P.L.C.................................   381,498   1,517,506
    Rotork P.L.C......................................... 3,667,958  10,548,865
    RPS Group P.L.C...................................... 1,245,395   3,107,421
    Senior P.L.C......................................... 2,337,741   6,336,715
*   Serco Group P.L.C....................................   341,883     541,596
    Severfield P.L.C..................................... 1,262,597     910,202

                                     2044

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
Industrials -- (Continued)
    Shanks Group P.L.C.................................. 2,388,845 $  3,327,894
    SIG P.L.C........................................... 3,113,733    4,344,175
    Speedy Hire P.L.C................................... 2,827,989    1,289,787
    Spirax-Sarco Engineering P.L.C......................   355,118   18,708,548
    St. Ives P.L.C......................................   654,912      951,251
    Stagecoach Group P.L.C.............................. 2,052,864    5,505,053
    Sthree P.L.C........................................   407,731    1,387,434
    T Clarke P.L.C......................................   147,457      135,626
    Trifast P.L.C.......................................   447,201      793,777
    Tyman P.L.C.........................................   117,955      460,946
    UK Mail Group P.L.C.................................   189,686      775,936
    Ultra Electronics Holdings P.L.C....................   365,324    8,269,087
    Vesuvius P.L.C...................................... 1,374,189    6,681,561
*   Volex P.L.C.........................................   307,047      178,677
    Vp P.L.C............................................   160,962    1,510,382
    Weir Group P.L.C. (The)............................. 1,037,214   20,096,751
    Wincanton P.L.C.....................................   616,440    1,479,956
*   Wizz Air Holdings P.L.C.............................   125,577    2,574,402
    WS Atkins P.L.C.....................................   502,623    9,303,547
    XP Power, Ltd.......................................    74,988    1,606,316
                                                                   ------------
Total Industrials.......................................            473,864,944
                                                                   ------------
Information Technology -- (10.1%)
    Acal P.L.C..........................................   202,289      635,127
    AVEVA Group P.L.C...................................   322,264    8,073,653
    Computacenter P.L.C.................................   389,033    4,207,199
    E2V Technologies P.L.C..............................   798,868    2,477,881
    Electrocomponents P.L.C............................. 2,369,706    9,190,213
    FDM Group Holdings P.L.C............................     9,484       75,921
    Fidessa Group P.L.C.................................   202,960    6,553,692
    Halma P.L.C......................................... 1,951,180   27,064,587
#*  Imagination Technologies Group P.L.C................ 1,293,437    3,481,243
    Laird P.L.C......................................... 1,470,974    5,706,268
    Micro Focus International P.L.C.....................   637,349   16,335,748
    Moneysupermarket.com Group P.L.C.................... 2,068,485    8,171,200
    NCC Group P.L.C.....................................   723,882    3,114,643
    Oxford Instruments P.L.C............................   214,841    2,034,400
*   Paysafe Group P.L.C................................. 1,884,216    9,614,977
    Playtech P.L.C...................................... 1,051,457   12,109,986
    Premier Farnell P.L.C............................... 2,293,314    5,901,685
    Renishaw P.L.C......................................   171,571    5,912,609
    Rightmove P.L.C.....................................   477,301   25,588,415
    RM P.L.C............................................   318,504      621,665
    SDL P.L.C...........................................   388,032    2,222,573
    Sepura P.L.C........................................   429,568      325,874
    Spectris P.L.C......................................   585,787   14,544,463
    Spirent Communications P.L.C........................ 2,870,632    3,431,639
    TT Electronics P.L.C................................   828,017    1,473,153
    Xaar P.L.C..........................................   369,039    2,425,919

                                     2045

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
Information Technology -- (Continued)
    Zoopla Property Group P.L.C........................    488,294 $  1,897,966
                                                                   ------------
Total Information Technology...........................             183,192,699
                                                                   ------------
Materials -- (7.9%)
    Acacia Mining P.L.C................................    812,491    6,010,279
    British Polythene Industries P.L.C.................    135,206    1,762,375
    Carclo P.L.C.......................................    213,640      410,590
    Centamin P.L.C.....................................  6,065,603   13,337,887
    Croda International P.L.C..........................    309,750   13,620,965
    DS Smith P.L.C.....................................  4,938,232   25,611,065
    Elementis P.L.C....................................  2,588,482    7,570,128
    Essentra P.L.C.....................................  1,251,793    8,032,085
*   Evraz P.L.C........................................  1,496,580    3,390,290
    Ferrexpo P.L.C.....................................    157,787       95,882
    Gem Diamonds, Ltd..................................    591,685    1,026,505
    Hill & Smith Holdings P.L.C........................    414,294    5,875,182
*   Hochschild Mining P.L.C............................  1,426,845    5,069,780
*   KAZ Minerals P.L.C.................................  1,350,275    2,807,526
*   Lonmin P.L.C.......................................    954,177    3,004,641
    Low & Bonar P.L.C..................................  1,119,286      902,778
    Marshalls P.L.C....................................    987,153    3,569,114
    Petra Diamonds, Ltd................................  2,906,853    4,601,578
#*  Petropavlovsk P.L.C................................ 13,958,203    1,320,800
    RPC Group P.L.C....................................  1,506,799   17,193,860
    Synthomer P.L.C....................................  1,277,033    6,179,143
#   Vedanta Resources P.L.C............................    424,917    3,230,161
    Victrex P.L.C......................................    389,059    7,599,157
    Zotefoams P.L.C....................................     93,537      328,152
                                                                   ------------
Total Materials........................................             142,549,923
                                                                   ------------
Telecommunication Services -- (0.7%)
    KCOM Group P.L.C...................................  3,191,206    4,641,662
#   TalkTalk Telecom Group P.L.C.......................  2,586,447    7,837,848
                                                                   ------------
Total Telecommunication Services.......................              12,479,510
                                                                   ------------
Utilities -- (2.0%)
    Dee Valley Group P.L.C.............................     12,109      216,303
#   Drax Group P.L.C...................................  2,119,955    9,588,707
    Pennon Group P.L.C.................................  1,827,408   21,810,700

                                     2046

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                        SHARES      VALUE++
                                                       --------- --------------
      Telecom Plus P.L.C..............................   292,735      4,033,661
                                                                 --------------
Total Utilities.......................................               35,649,371
                                                                 --------------
TOTAL COMMON STOCKS...................................            1,758,088,500
                                                                 --------------
TOTAL INVESTMENT SECURITIES...........................            1,758,088,500
                                                                 --------------

                                                                    VALUE+
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (3.1%)
(S)@  DFA Short Term Investment Fund.................. 4,890,466     56,582,688
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,657,826,560)^^.............................           $1,814,671,188
                                                                 ==============

                                     2047

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                             ------------------------------------------------
                              LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                             ---------- -------------- ------- --------------
Common Stocks
   Consumer Discretionary... $4,861,529 $  381,637,315   --    $  386,498,844
   Consumer Staples.........         --     99,460,128   --        99,460,128
   Energy...................         --     78,681,362   --        78,681,362
   Financials...............         --    281,558,392   --       281,558,392
   Health Care..............         --     64,153,327   --        64,153,327
   Industrials..............         --    473,864,944   --       473,864,944
   Information Technology...         --    183,192,699   --       183,192,699
   Materials................         --    142,549,923   --       142,549,923
   Telecommunication
     Services...............         --     12,479,510   --        12,479,510
   Utilities................         --     35,649,371   --        35,649,371
Securities Lending
  Collateral................         --     56,582,688   --        56,582,688
                             ---------- --------------   --    --------------
TOTAL....................... $4,861,529 $1,809,809,659   --    $1,814,671,188
                             ========== ==============   ==    ==============

                                     2048

                     THE CONTINENTAL SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                          SHARES     VALUE++
                                                         --------- ------------
COMMON STOCKS -- (90.6%)

AUSTRIA -- (2.8%)
    Agrana Beteiligungs AG..............................    16,785 $  1,866,006
    AMAG Austria Metall AG..............................     3,703      136,691
    Andritz AG..........................................   272,604   13,898,799
    Atrium European Real Estate, Ltd....................   715,745    3,153,002
    Austria Technologie & Systemtechnik AG..............   154,803    1,836,466
    BUWOG AG............................................   312,782    7,585,847
    CA Immobilien Anlagen AG............................   325,581    6,118,668
    Conwert Immobilien Invest SE........................   367,906    6,052,954
#   DO & CO AG..........................................    29,227    2,303,340
    EVN AG..............................................   200,982    2,348,446
*   FACC AG.............................................    15,746       89,130
    Flughafen Wien AG...................................     3,656      107,705
*   IMMOFINANZ AG....................................... 3,209,151    6,986,923
    Josef Manner & Co. AG...............................       870       49,995
    Kapsch TrafficCom AG................................    30,685    1,269,627
#   Lenzing AG..........................................    51,632    5,412,733
    Mayr Melnhof Karton AG..............................    49,358    5,411,482
    Oberbank AG.........................................    41,134    2,597,915
    Oesterreichische Post AG............................   203,557    7,103,766
    Palfinger AG........................................    79,849    2,378,695
    POLYTEC Holding AG..................................    92,160      764,058
    Porr Ag.............................................    48,724    1,388,009
*   Raiffeisen Bank International AG....................   525,061    6,928,058
    RHI AG..............................................   147,381    3,059,182
#   Rosenbauer International AG.........................    18,560    1,058,502
    S IMMO AG...........................................   329,953    3,190,792
#   Schoeller-Bleckmann Oilfield Equipment AG...........    61,780    3,798,802
    Semperit AG Holding.................................    70,619    2,290,018
    Strabag SE..........................................   104,184    3,259,222
    Telekom Austria AG..................................   388,954    2,288,363
#   UBM Development AG..................................       314       10,474
    UNIQA Insurance Group AG............................   598,622    3,703,894
#   Verbund AG..........................................   324,762    5,085,800
    Vienna Insurance Group AG Wiener Versicherung
      Gruppe............................................    97,194    1,927,465
    Voestalpine AG......................................    49,659    1,751,249
    Wienerberger AG.....................................   573,239    8,843,341
    Wolford AG..........................................    11,252      319,711
#   Zumtobel Group AG...................................   166,510    2,527,055
                                                                   ------------
TOTAL AUSTRIA...........................................            128,902,185
                                                                   ------------
BELGIUM -- (4.1%)
#*  Ablynx NV...........................................   303,349    4,169,601
    Ackermans & van Haaren NV...........................   134,383   16,266,029
*   AGFA-Gevaert NV.....................................   965,465    3,480,381
#   Atenor..............................................     7,383      386,616
    Banque Nationale de Belgique........................       986    3,130,238
    Barco NV............................................    65,535    5,044,127
    Bekaert SA..........................................   183,930    8,429,091
    bpost SA............................................   419,194   10,985,903
#*  Celyad SA...........................................    17,193      422,875
    Cie d'Entreprises CFE...............................    49,147    4,525,543

                                     2049

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                          SHARES    VALUE++
                                                          ------- ------------
BELGIUM -- (Continued)
#*  Cie Immobiliere de Belgique SA.......................  14,788 $    863,415
    Co.Br.Ha Societe Commerciale de Brasserie SA.........     111      362,846
    D'ieteren SA......................................... 131,557    5,764,546
*   Dalenys..............................................  20,562      184,491
    Deceuninck NV........................................ 358,205      845,935
    Econocom Group SA.................................... 343,333    4,497,062
    Elia System Operator SA.............................. 169,789    9,049,381
    Euronav NV........................................... 679,242    5,854,003
    EVS Broadcast Equipment SA...........................  74,156    2,503,686
#   Exmar NV............................................. 174,456    1,226,034
#*  Fagron............................................... 224,088    1,795,023
*   Galapagos NV......................................... 175,431    9,596,033
    Gimv NV..............................................  27,860    1,513,639
    Ion Beam Applications................................ 115,719    5,455,058
    Jensen-Group NV......................................  13,482      392,049
    Kinepolis Group NV...................................  94,699    4,229,560
#   Lotus Bakeries.......................................   1,454    2,925,762
#*  MDxHealth............................................ 180,487      731,954
    Melexis NV........................................... 113,838    7,474,503
#*  Nyrstar NV........................................... 745,541    6,793,368
    Ontex Group NV....................................... 293,682   10,611,040
*   Orange Belgium SA.................................... 167,280    4,055,260
    Picanol..............................................  28,800    1,932,880
    RealDolmen...........................................   8,137      200,277
    RealDolmen NV........................................     120            3
    Recticel SA.......................................... 206,888    1,074,676
    Resilux..............................................   5,006      799,768
    Roularta Media Group NV..............................  10,263      282,389
    Sioen Industries NV..................................  50,430    1,150,285
    Sipef SA.............................................  25,871    1,389,421
*   Telenet Group Holding NV.............................  51,961    2,464,329
#   TER Beke SA..........................................   2,260      307,705
*   Tessenderlo Chemie NV................................ 190,301    6,473,661
#*  ThromboGenics NV..................................... 159,152      540,668
#   Umicore SA........................................... 434,045   25,113,684
    Van de Velde NV......................................  36,017    2,625,439
*   Viohalco SA.......................................... 583,796      872,114
                                                                  ------------
TOTAL BELGIUM............................................          188,792,351
                                                                  ------------
DENMARK -- (4.8%)
    ALK-Abello A.S.......................................  30,494    4,356,701
    Alm Brand A.S........................................ 468,716    3,174,481
#   Ambu A.S. Class B.................................... 124,859    5,308,021
    Arkil Holding A.S. Class B...........................     504       70,396
#*  Bang & Olufsen A.S................................... 167,328    1,836,808
    BankNordik P/F.......................................   1,753       32,572
#*  Bavarian Nordic A.S.................................. 143,640    5,478,441
    Brodrene Hartmann A.S................................  13,519      587,466
#*  D/S Norden A.S....................................... 132,398    1,981,842
    DFDS A.S............................................. 156,210    7,139,809
#   Djurslands Bank A.S..................................   8,970      272,968
    FE Bording A.S.......................................     126       14,558
#   FLSmidth & Co. A.S................................... 260,041   10,456,356

                                     2050

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
DENMARK -- (Continued)
    Fluegger A.S. Class B...............................     4,198 $    227,888
#*  Genmab A.S..........................................   217,338   39,405,297
    GN Store Nord A.S...................................   826,732   15,614,779
*   GPV Industri A.S. Series B..........................     2,200           --
    Gronlandsbanken A.S.................................     1,125       98,432
*   H+H International A.S. Class B......................    44,617      483,140
    Harboes Bryggeri A.S. Class B.......................    16,516      359,774
    IC Group A.S........................................    38,440      967,593
#*  Jeudan A.S..........................................     5,970      653,652
    Jyske Bank A.S......................................   286,082   11,895,707
    Lan & Spar Bank.....................................     4,981      282,602
    Matas A.S...........................................   154,641    2,729,987
    NKT Holding A.S.....................................   126,821    6,547,402
#   Nordjyske Bank A.S..................................    36,553      505,236
*   Parken Sport & Entertainment A.S....................    33,556      327,622
    Per Aarsleff Holding A.S............................   107,320    2,517,318
    Ringkjoebing Landbobank A.S.........................    23,199    4,812,950
#   Roblon A.S. Class B.................................     2,700       96,841
    Rockwool International A.S. Class B.................    32,527    6,158,533
    Royal Unibrew A.S...................................   227,860   10,480,608
    RTX A.S.............................................    34,373      638,141
*   Santa Fe Group A.S..................................   127,806    1,163,235
    Schouw & Co.........................................    71,589    4,154,271
    SimCorp A.S.........................................   209,269   10,837,023
    Solar A.S. Class B..................................    26,813    1,371,641
    Spar Nord Bank A.S..................................   351,498    2,906,828
    Sydbank A.S.........................................   351,217    9,431,601
    TDC A.S............................................. 3,453,052   18,180,111
#*  Tivoli A.S..........................................     9,370      650,834
#*  TK Development A.S..................................   608,784      690,748
*   Topdanmark A.S......................................   491,266   12,181,495
    Tryg A.S............................................    68,494    1,276,814
#   United International Enterprises....................    10,218    1,948,021
*   Vestjysk Bank A.S...................................    53,413       62,665
*   William Demant Holding A.S..........................   365,410    7,461,745
#*  Zealand Pharma A.S..................................    62,015    1,208,888
                                                                   ------------
TOTAL DENMARK...........................................            219,039,841
                                                                   ------------
FINLAND -- (6.3%)
#   Ahlstrom Oyj........................................    46,794      418,716
    Aktia Bank Oyj......................................    91,896      894,759
    Alandsbanken Abp Class B............................    21,354      328,470
    Alma Media Oyj......................................    42,130      199,117
    Amer Sports Oyj.....................................   641,324   18,207,409
    Apetit Oyj..........................................    18,766      276,957
    Aspo Oyj............................................    92,762      707,401
    Atria Oyj...........................................    42,958      429,798
#*  BasWare Oyj.........................................    43,305    1,802,544
#   Bittium Oyj.........................................   103,081      663,073
    Cargotec Oyj Class B................................   235,592   10,565,910
#   Caverion Corp.......................................   522,975    3,451,142
    Citycon Oyj......................................... 2,200,212    5,504,129
#   Comptel Oyj.........................................   326,527      857,624

                                     2051

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
FINLAND -- (Continued)
    Cramo Oyj............................................   190,163 $ 4,491,921
    Digia Oyj............................................    48,912     187,360
    Elisa Oyj............................................   734,075  26,632,623
#   F-Secure Oyj.........................................   524,454   1,695,665
*   Finnair Oyj..........................................   450,180   2,359,603
    Fiskars Oyj Abp......................................   190,312   3,858,607
*   GeoSentric Oyj.......................................   244,900          --
*   Glaston Oyj Abp......................................    46,084      20,042
    HKScan Oyj Class A...................................   172,657     611,917
    Huhtamaki Oyj........................................   467,536  20,543,197
    Ilkka-Yhtyma Oyj.....................................    61,503     149,222
    Kemira Oyj...........................................   653,778   8,598,830
    Kesko Oyj Class A....................................     6,044     248,295
    Kesko Oyj Class B....................................   345,206  15,390,725
#   Konecranes Oyj.......................................   262,339   7,908,134
#   Lassila & Tikanoja Oyj...............................   171,857   3,437,300
    Lemminkainen Oyj.....................................    30,098     477,765
    Metsa Board Oyj...................................... 1,498,878   8,762,236
    Metso Oyj............................................   467,237  12,965,330
    Munksjo Oyj..........................................    24,345     287,843
    Nokian Renkaat Oyj...................................   623,433  23,176,080
    Olvi Oyj Class A.....................................    68,749   2,003,780
    Oriola-KD Oyj Class A................................     6,054      28,564
    Oriola-KD Oyj Class B................................   628,439   2,951,899
    Orion Oyj Class A....................................   126,645   5,134,260
    Orion Oyj Class B....................................   429,304  17,587,568
#*  Outokumpu Oyj........................................ 3,022,031  17,396,810
#*  Outotec Oyj..........................................   703,237   3,403,834
#   PKC Group Oyj........................................   115,436   2,135,154
    Ponsse Oy............................................    45,516   1,348,592
*   Poyry Oyj............................................   188,253     722,439
*   QT Group Oyj.........................................    48,912     275,059
    Raisio Oyj Class V...................................   573,332   2,640,194
    Ramirent Oyj.........................................   336,343   2,851,066
    Rapala VMC Oyj.......................................   109,543     532,821
    Revenio Group Oyj....................................    23,248     662,489
    Saga Furs Oyj........................................       368       5,888
    Sanoma Oyj...........................................   754,064   6,054,145
    Sponda Oyj...........................................   447,168   2,050,996
    SRV Group P.L.C......................................    21,283     101,697
*   Stockmann Oyj Abp Class A............................    42,474     283,123
#*  Stockmann Oyj Abp Class B............................   141,026     942,616
    Technopolis Oyj......................................   607,493   2,614,783
    Teleste Oyj..........................................    46,406     450,929
    Tieto Oyj............................................   295,694   8,514,135
    Tikkurila Oyj........................................   190,569   3,666,298
    Uponor Oyj...........................................   283,661   5,273,962
    Vaisala Oyj Class A..................................    45,965   1,665,306
    Valmet Oyj...........................................   484,692   6,332,581
    Viking Line Abp......................................    10,366     258,483

                                     2052

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
FINLAND -- (Continued)
    YIT Oyj.............................................   465,875 $  3,162,981
                                                                   ------------
TOTAL FINLAND...........................................            287,162,196
                                                                   ------------
FRANCE -- (12.0%)
    ABC Arbitrage.......................................   143,356      973,349
    Actia Group.........................................    48,398      314,038
#*  Air France-KLM...................................... 1,111,495    6,447,132
    Akka Technologies...................................    51,478    1,764,479
    Albioma SA..........................................    94,535    1,629,037
    Altamir.............................................   108,939    1,242,731
    Alten SA............................................   136,617    9,476,099
    Altran Technologies SA..............................   771,932   11,207,403
    April SA............................................    74,473      942,288
#*  Archos..............................................   111,720      198,552
    Arkema SA...........................................   313,836   26,806,032
    Assystem............................................    63,007    1,732,408
    Aubay...............................................    29,713      766,721
*   Ausy................................................       980       59,715
    Axway Software SA...................................    28,746      787,027
    Bastide le Confort Medical..........................     8,920      209,418
#   Beneteau SA.........................................   193,357    1,941,102
*   Bigben Interactive..................................     3,583       21,425
    BioMerieux..........................................    71,574    9,895,295
    Boiron SA...........................................    38,334    3,552,664
    Bonduelle SCA.......................................    76,003    1,963,075
#   Bourbon Corp........................................    91,493    1,081,752
    Burelle SA..........................................     3,739    3,494,024
#   Catering International Services.....................    14,124      211,017
*   Cegedim SA..........................................    23,645      690,643
    Cegid Group SA......................................    26,749    1,831,746
#*  CGG SA..............................................    97,011    2,318,839
    Chargeurs SA........................................    95,815    1,235,899
    Cie des Alpes.......................................    38,937      772,339
*   Coface SA...........................................   134,138      683,010
    Derichebourg SA.....................................   554,692    1,806,410
    Devoteam SA.........................................    27,976    1,413,172
    Dom Security........................................     2,414      102,458
    Edenred.............................................   946,779   21,478,487
    Eiffage SA..........................................    50,012    3,845,187
    Electricite de Strasbourg SA........................    21,168    2,125,675
    Elior Participations SCA............................   318,325    6,948,606
    Elis SA.............................................    73,283    1,323,461
#*  Eramet..............................................    28,909    1,015,745
*   Esso SA Francaise...................................    14,895      646,419
#*  Etablissements Maurel et Prom.......................   844,597    2,704,620
    Euler Hermes Group..................................    56,627    4,683,316
    Eurofins Scientific SE..............................    47,119   17,675,999
    Euronext NV.........................................   222,917    9,526,499
    Eutelsat Communications SA..........................    33,157      659,388
    Exel Industries Class A.............................    10,330      871,263
    Faiveley Transport SA...............................    34,183    3,536,207
    Faurecia............................................   306,467   12,087,286
    Fimalac.............................................       272       29,988

                                     2053

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                          SHARES    VALUE++
                                                          ------- -----------
FRANCE -- (Continued)
    Fleury Michon SA.....................................   5,962 $   393,446
*   Futuren SA........................................... 521,960     408,983
    Gaumont SA...........................................  13,521     738,978
    Gaztransport Et Technigaz SA.........................  69,131   1,977,580
    GEA..................................................   2,433     223,235
    Gevelot SA...........................................   3,466     437,222
    GL Events............................................  48,589     918,870
    Groupe Crit..........................................  23,459   1,573,711
*   Groupe Flo...........................................  19,892      19,126
*   Groupe Fnac SA.......................................  48,125   2,963,934
#   Groupe Gorge.........................................  22,858     551,238
    Groupe Open..........................................  26,685     566,435
    Guerbet..............................................  33,267   2,239,921
    Haulotte Group SA....................................  74,466   1,159,793
    Havas SA............................................. 487,198   4,102,426
#   Herige SADCS.........................................   4,147     107,412
#*  Hipay Group SA.......................................  24,579     321,637
*   ID Logistics Group...................................   3,745     529,302
    Imerys SA............................................ 152,734  10,841,654
#   Interparfums SA......................................  54,443   1,430,382
    Ipsen SA............................................. 170,560  11,128,340
    IPSOS................................................ 168,064   5,535,152
    Jacquet Metal Service................................  67,512   1,037,787
    Korian SA............................................ 196,034   6,943,975
    Lagardere SCA........................................ 619,304  15,820,887
#   Lanson-BCC...........................................   8,795     304,832
    Laurent-Perrier......................................  12,372     982,026
    Le Noble Age.........................................  24,612     846,605
    Lectra............................................... 116,672   1,933,219
    Linedata Services....................................   6,496     293,075
    LISI.................................................  94,248   2,560,892
    Maisons France Confort SA............................  15,298     753,705
    Manitou BF SA........................................  48,399     787,108
    Manutan International................................  14,076     860,131
    Mersen............................................... 117,956   1,939,951
#*  METabolic EXplorer SA................................ 151,621     312,047
    Metropole Television SA.............................. 293,607   5,341,940
    MGI Coutier..........................................  56,765   1,313,915
    Mr Bricolage.........................................  30,731     437,760
*   Naturex..............................................  31,570   2,647,709
    Neopost SA........................................... 175,445   4,871,707
*   Nexans SA............................................ 203,787  10,284,427
    Nexity SA............................................ 165,899   8,824,935
#*  Nicox................................................  76,283     820,256
*   NRJ Group............................................  71,278     750,726
#   Oeneo SA............................................. 105,660     979,428
#*  Onxeo SA(BPFJVR0)....................................  48,958     170,654
#*  Onxeo SA(B04P0G6).................................... 148,406     514,563
    Orpea................................................ 172,238  15,221,506
#*  Parrot SA............................................  25,254     392,626
#*  Pierre & Vacances SA.................................  26,157   1,241,229
    Plastic Omnium SA.................................... 318,364  10,099,979
    Plastivaloire........................................     737      85,712

                                     2054

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
FRANCE -- (Continued)
    PSB Industries SA....................................     8,161 $   406,086
#   Rallye SA............................................   128,234   2,229,023
*   Recylex SA...........................................    13,475      31,792
#   Remy Cointreau SA....................................    22,934   2,005,893
#   Rexel SA............................................. 1,596,995  23,750,235
    Robertet SA..........................................     3,063     987,688
    Rothschild & Co......................................    21,428     534,343
    Rubis SCA............................................   203,675  16,437,966
    Samse SA.............................................     8,068   1,150,033
    Sartorius Stedim Biotech.............................   107,214   7,615,106
    Savencia SA..........................................    33,142   2,156,111
    SEB SA...............................................   120,657  16,066,330
    Seche Environnement SA...............................    11,799     412,877
#*  Sequana SA...........................................   289,137     565,189
*   Societe des Bains de Mer et du Cercle des Etrangers
      a Monaco...........................................    60,258   2,063,292
#*  Societe Internationale de Plantations d'Heveas SA....     7,523     272,442
    Societe Marseillaise du Tunnel Prado-Carenage SA.....     3,434     119,656
    Societe pour l'Informatique Industrielle.............    39,566     552,913
*   SOITEC............................................... 1,279,868   1,045,582
#*  Solocal Group........................................   170,329     647,957
    Somfy SA.............................................    21,025   7,937,771
    Sopra Steria Group...................................    74,501   8,749,717
    SPIE SA..............................................    15,232     289,551
*   Spir Communication SA................................       452       2,729
*   Stallergenes Greer P.L.C.............................    12,201     340,942
#*  Ste Industrielle d'Aviation Latecoere SA.............   310,883   1,139,525
    Stef SA..............................................    28,166   2,204,158
    STMicroelectronics NV................................ 2,136,887  15,625,733
#*  Store Electronic.....................................    14,048     355,416
    Sword Group..........................................    32,374     862,987
    Synergie SA..........................................    70,320   2,334,930
    Tarkett SA...........................................    53,696   1,730,569
    Technicolor SA....................................... 1,482,868   9,318,616
    Teleperformance......................................   348,982  32,470,466
#   Television Francaise 1...............................   626,436   6,057,605
    Tessi SA.............................................     6,807   1,021,991
#   Thermador Groupe.....................................    13,789   1,274,768
#   Tonnellerie Francois Freres..........................     5,065     487,915
    Total Gabon..........................................     1,515     220,044
*   Touax SA.............................................     5,568      61,927
    Trigano SA...........................................    46,958   2,781,885
*   Ubisoft Entertainment SA.............................   521,852  21,418,846
    Union Financiere de France BQE SA....................    16,855     431,560
#*  Vallourec SA.........................................   640,094   2,332,910
#*  Valneva SE...........................................   218,939     575,493
    Vetoquinol SA........................................    16,625     736,167
    Vicat SA.............................................    86,767   5,182,230
    VIEL & Cie SA........................................   161,700     676,399
#   Vilmorin & Cie SA....................................    27,056   1,792,679
#*  Virbac SA............................................    22,063   4,345,954
    Vranken-Pommery Monopole SA..........................    18,262     442,978

                                     2055

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                          SHARES    VALUE++
                                                          ------- ------------
FRANCE -- (Continued)
*   Worldline SA.........................................   6,840 $    204,673
                                                                  ------------
TOTAL FRANCE.............................................          546,733,182
                                                                  ------------
GERMANY -- (15.4%)
    Aareal Bank AG....................................... 409,233   13,445,882
    Adler Modemaerkte AG.................................  41,855      361,695
#*  ADLER Real Estate AG.................................  99,605    1,493,976
*   ADVA Optical Networking SE........................... 194,362    1,741,480
#*  AIXTRON SE........................................... 396,410    2,488,728
*   Aligna AG............................................ 318,087           --
    All for One Steeb AG.................................     569       36,764
#   Allgeier SE..........................................  26,260      479,320
#   Amadeus Fire AG......................................  30,159    2,299,531
*   AS Creation Tapeten..................................   7,109      244,599
    Aurubis AG........................................... 180,566    9,382,540
#   Axel Springer SE..................................... 194,300   10,649,098
    Basler AG............................................   3,576      198,271
    Bauer AG.............................................  33,835      467,637
#   BayWa AG(5838057)....................................  78,978    2,498,760
    BayWa AG(5838068)....................................     124        4,094
    Bechtle AG...........................................  80,333    9,297,915
#   Bertrandt AG.........................................  27,357    2,991,774
    Bijou Brigitte AG....................................  19,236    1,239,441
*   Bilfinger SE......................................... 178,040    5,420,615
    Biotest AG...........................................  60,306    1,117,127
*   BKN International AG.................................  33,408           --
#   Borussia Dortmund GmbH & Co. KGaA.................... 473,904    2,092,796
    BRAAS Monier Building Group SA.......................  17,556      425,071
    CANCOM SE............................................  86,805    4,490,270
    Carl Zeiss Meditec AG................................ 160,352    5,988,511
*   CAT Oil AG...........................................   6,474       46,594
    CENIT AG.............................................  51,806    1,158,299
    CENTROTEC Sustainable AG.............................  44,227      697,902
    Cewe Stiftung & Co. KGAA.............................  30,523    2,413,703
#   Clere AG.............................................  21,096      645,046
    Comdirect Bank AG.................................... 173,523    1,799,419
    CompuGroup Medical SE................................ 119,816    5,178,966
*   Constantin Medien AG................................. 340,089      965,222
    CropEnergies AG...................................... 116,924      675,121
    CTS Eventim AG & Co. KGaA............................ 216,083    7,522,286
    Data Modul AG........................................  11,455      581,339
*   DEAG Deutsche Entertainment AG.......................  13,697       42,242
#   Delticom AG..........................................  28,981      497,732
    Deutsche Beteiligungs AG.............................  48,588    1,538,925
    Deutsche EuroShop AG................................. 220,384   10,452,875
#   Deutsche Lufthansa AG................................  28,830      342,693
    Deutz AG............................................. 599,311    2,762,899
*   Dialog Semiconductor P.L.C........................... 382,079   12,528,963
    DIC Asset AG......................................... 266,879    2,600,321
    DMG Mori AG.......................................... 308,295   14,716,311
    Dr Hoenle AG.........................................  25,078      694,049
    Draegerwerk AG & Co. KGaA............................   9,611      548,127
#   Drillisch AG......................................... 225,064    8,940,745

                                     2056

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
GERMANY -- (Continued)
    Duerr AG.............................................   133,802 $11,540,734
    Eckert & Ziegler AG..................................    17,297     409,813
    Elmos Semiconductor AG...............................    53,117     662,462
#   ElringKlinger AG.....................................   167,277   3,050,790
*   Euromicron AG........................................    32,612     308,135
*   Evotec AG............................................ 1,103,203   5,047,825
    Fielmann AG..........................................   120,175   9,283,193
*   First Sensor AG......................................    19,888     245,359
    Francotyp-Postalia Holding AG Class A................    53,729     228,285
    Fraport AG Frankfurt Airport Services Worldwide......   169,430   9,266,296
    Freenet AG...........................................   652,809  18,228,291
    Fuchs Petrolub SE....................................   152,541   5,868,529
    Gerresheimer AG......................................   201,267  17,279,499
#   Gerry Weber International AG.........................    93,900   1,144,069
    Gesco AG.............................................    14,489   1,130,530
    GFK SE...............................................    76,920   2,949,366
    GFT Technologies SE..................................    93,571   2,145,293
    Grammer AG...........................................    79,765   3,836,400
    GRENKE AG............................................    38,535   7,542,392
*   H&R AG...............................................    33,528     562,329
    Hamburger Hafen und Logistik AG......................   113,533   1,814,052
#*  Heidelberger Druckmaschinen AG....................... 1,385,127   3,985,326
    Hella KGaA Hueck & Co................................    95,427   3,483,241
    Highlight Communications AG..........................    94,846     568,490
    Hochtief AG..........................................    79,951  10,484,750
#*  HolidayCheck Group AG................................   114,390     293,890
    Hornbach Baumarkt AG.................................    20,885     593,219
    Hugo Boss AG.........................................    98,814   5,864,185
    Indus Holding AG.....................................   131,598   6,525,014
#   Init Innovation In Traffic Systems AG................    23,180     402,042
    Isra Vision AG.......................................    18,038   1,626,354
    Jenoptik AG..........................................   258,784   4,437,706
#   K+S AG...............................................   990,931  20,712,457
*   Kampa AG.............................................     7,101         167
    KION Group AG........................................   272,454  14,939,738
*   Kloeckner & Co. SE...................................   555,392   7,446,340
*   Koenig & Bauer AG....................................    69,890   3,869,555
#*  Kontron AG...........................................   437,004   1,285,072
    Krones AG............................................    75,044   7,506,709
    KSB AG...............................................     3,466   1,452,498
*   KUKA AG..............................................   137,716  16,689,974
#   KWS Saat SE..........................................    16,076   5,131,093
    Lanxess AG...........................................   484,758  22,904,574
    LEG Immobilien AG....................................   306,750  30,797,829
    Leifheit AG..........................................    13,775     891,715
    Leoni AG.............................................   159,356   5,895,807
#*  LPKF Laser & Electronics AG..........................   112,621     868,960
#*  Manz AG..............................................    19,698     685,165
*   MasterFlex SE........................................    19,347     138,331
*   Mediclin AG..........................................    88,966     532,551
#*  Medigene AG..........................................    52,496     429,938
    MLP AG...............................................   296,006   1,145,013
*   msg life ag..........................................    11,646      29,916

                                     2057

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                          SHARES    VALUE++
                                                          ------- -----------
GERMANY -- (Continued)
    MTU Aero Engines AG.................................. 249,839 $25,530,191
    MVV Energie AG.......................................  21,272     470,719
    Nemetschek SE........................................ 110,040   6,927,298
    Nexus AG.............................................  49,542     937,433
*   Nordex SE............................................ 307,691   8,545,392
    Norma Group SE....................................... 202,672  10,538,940
#   OHB SE...............................................  34,489     714,859
    Osram Licht AG....................................... 343,036  17,847,236
*   Paion AG............................................. 117,720     282,932
#   paragon AG...........................................   4,815     172,610
*   Patrizia Immobilien AG............................... 202,336   5,109,884
    Pfeiffer Vacuum Technology AG........................  54,190   5,605,489
#   PNE Wind AG.......................................... 367,537     872,700
    Progress-Werk Oberkirch AG...........................   7,571     296,045
#   PSI AG Gesellschaft Fuer Produkte und Systeme der
      Informationstechnologie............................  27,232     418,877
    Puma SE..............................................  10,528   2,623,914
*   PVA TePla AG.........................................  46,019     130,349
*   QIAGEN NV............................................ 780,158  20,479,819
#   QSC AG............................................... 382,324     631,364
#   R Stahl AG...........................................  14,952     527,709
    Rational AG..........................................  15,209   7,357,532
    Rheinmetall AG....................................... 223,411  15,652,585
    RHOEN-KLINIKUM AG.................................... 261,051   7,693,213
#   RIB Software AG...................................... 145,422   1,627,898
    S&T AG...............................................  15,456     135,601
    SAF-Holland SA....................................... 248,917   3,004,815
    Salzgitter AG........................................ 212,972   6,645,997
    Schaltbau Holding AG.................................  28,415   1,358,987
    Schloss Wachenheim AG................................   7,479     115,047
*   SER Systems AG.......................................   9,400          --
#*  SGL Carbon SE........................................ 201,274   2,453,637
    SHW AG...............................................  24,847     695,053
    Sixt SE..............................................  80,910   4,329,736
*   SKW Stahl-Metallurgie Holding AG.....................   9,916      32,192
#   SMA Solar Technology AG..............................  59,062   2,976,427
*   SMT Scharf AG........................................  18,103     218,685
    Softing AG...........................................  21,576     249,686
    Software AG.......................................... 309,788  12,499,605
#*  Solarworld AG........................................  13,177      76,626
*   Stabilus SA..........................................  23,990   1,255,109
    Stada Arzneimittel AG................................ 306,492  16,544,074
    STRATEC Biomedical AG................................  27,911   1,600,801
#   Stroeer SE & Co KGaA................................. 116,515   5,539,177
    Suedzucker AG........................................ 438,206  10,965,546
*   Suess MicroTec AG.................................... 105,674     709,901
    Surteco SE...........................................  25,640     581,827
#   TAG Immobilien AG.................................... 798,736  11,371,398
    Takkt AG............................................. 163,454   3,925,193
    Technotrans AG.......................................  32,047     639,786
    TLG Immobilien AG.................................... 133,150   2,981,009
#*  Tom Tailor Holding AG................................ 108,631     430,777
    USU Software AG......................................   1,489      37,465

                                     2058

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
GERMANY -- (Continued)
    VERBIO Vereinigte BioEnergie AG.....................   127,536 $    721,489
*   Vossloh AG..........................................    69,618    4,300,731
#   VTG AG..............................................    80,128    2,258,576
#   Wacker Chemie AG....................................    77,716    7,244,409
    Wacker Neuson SE....................................   146,155    2,610,807
    Washtec AG..........................................    38,840    1,584,040
*   Wincor Nixdorf AG...................................   158,021    8,743,916
#   XING AG.............................................    16,563    3,309,635
#   Zeal Network SE.....................................    33,411    1,320,606
                                                                   ------------
TOTAL GERMANY...........................................            704,830,289
                                                                   ------------
GREECE -- (0.0%)
*   Alfa Alfa Energy SA.................................     3,810           --
*   Alysida SA..........................................     2,376           --
*   Atlantic Supermarkets SA............................    34,730           --
*   Babis Vovos International Construction SA...........    21,073           --
*   Balafas SA..........................................    15,200           --
*   Elektroniki Athinon SA..............................     7,497           --
*   Etma Rayon SA.......................................    11,242           --
*   Informatics SA......................................     3,778           --
*   Ipirotiki Software & Publications SA................    22,110           --
*   Lan-Net SA..........................................    12,688           --
*   Neorion Holdings SA.................................    14,991           --
*   Promota Hellas SA...................................     8,860           --
*   T Bank SA...........................................   228,007           --
*   Themeliodomi SA.....................................    37,422           --
                                                                   ------------
TOTAL GREECE............................................                     --
                                                                   ------------
IRELAND -- (1.4%)
    C&C Group P.L.C.(B010DT8)...........................   399,607    1,647,220
    C&C Group P.L.C.(B011Y09)........................... 1,077,904    4,343,617
    Datalex P.L.C.......................................    60,575      230,299
*   FBD Holdings P.L.C..................................   125,728      846,869
    Glanbia P.L.C.(0066950).............................   700,613   13,570,057
    Glanbia P.L.C.(4058629).............................    34,440      663,194
    IFG Group P.L.C.....................................   302,015      715,659
*   Independent News & Media P.L.C...................... 1,593,163      238,670
    Irish Continental Group P.L.C.(BLP5857).............   361,886    1,909,347
    Irish Continental Group P.L.C.(BLP59W1).............   234,200    1,196,637
    Kingspan Group P.L.C................................   580,389   13,315,102
    Paddy Power Betfair P.L.C...........................   112,644   13,211,506
    Smurfit Kappa Group P.L.C...........................   546,377   12,830,615
                                                                   ------------
TOTAL IRELAND...........................................             64,718,792
                                                                   ------------
ISRAEL -- (1.7%)
*   ADO Group, Ltd......................................    33,364      471,826
#*  Africa Israel Investments, Ltd...................... 1,160,746      361,498
#   Africa Israel Properties, Ltd.......................    79,909    1,291,837
    Africa Israel Residences, Ltd.......................       594       10,633
#*  Airport City, Ltd...................................   316,100    3,377,587
    Albaad Massuot Yitzhak, Ltd.........................       466        5,292
#*  Allot Communications, Ltd...........................   124,817      616,052

                                     2059

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                          --------- ----------
ISRAEL -- (Continued)
    Alrov Properties and Lodgings, Ltd...................    44,380 $  949,063
    Amot Investments, Ltd................................   452,653  1,898,848
    Arad, Ltd............................................     1,053      8,949
    Ashtrom Properties, Ltd..............................     3,851     13,397
#*  AudioCodes, Ltd......................................   163,675    683,878
    Avgol Industries 1953, Ltd...........................   407,132    479,583
*   Azorim-Investment Development & Construction Co.,
      Ltd................................................   380,820    341,082
    Bayside Land Corp....................................     3,483  1,300,392
    Big Shopping Centers, Ltd............................    15,521    943,641
#*  BioLine RX, Ltd......................................    59,630     48,342
#   Blue Square Real Estate, Ltd.........................    21,115    813,284
    Brack Capital Properties NV..........................     9,241    812,629
*   Cellcom Israel, Ltd..................................   262,831  1,903,576
*   Ceragon Networks, Ltd................................    95,438    213,648
#*  Clal Biotechnology Industries, Ltd...................   174,162    130,974
#*  Clal Insurance Enterprises Holdings, Ltd.............    84,865    917,418
*   Cohen Development & Industrial Buildings, Ltd........     2,564     57,383
#*  Compugen, Ltd........................................   185,531  1,260,779
#   Delek Automotive Systems, Ltd........................   168,811  1,467,061
#   Delta-Galil Industries, Ltd..........................    45,852  1,388,238
    Direct Insurance Financial Investments, Ltd..........    73,126    564,153
    El Al Israel Airlines................................ 1,048,216    789,829
    Electra, Ltd.........................................     8,286  1,140,527
#*  Elron Electronic Industries, Ltd.....................    62,094    285,025
    Energix-Renewable Energies, Ltd......................    60,180     45,983
*   Equital, Ltd.........................................     7,312    144,490
#*  Evogene, Ltd.........................................    70,559    489,654
#   First International Bank Of Israel, Ltd..............   180,262  2,272,901
#   FMS Enterprises Migun, Ltd...........................    10,982    265,790
    Formula Systems 1985, Ltd............................    43,711  1,655,643
#   Fox Wizel, Ltd.......................................    19,541    297,699
    Frutarom Industries, Ltd.............................    77,578  3,892,310
#*  Gilat Satellite Networks, Ltd........................   113,132    516,276
#*  Hadera Paper, Ltd....................................    10,176    314,570
    Harel Insurance Investments & Financial Services,
      Ltd................................................   534,721  1,970,546
    Hilan, Ltd...........................................    35,832    544,751
#   IDI Insurance Co., Ltd...............................    21,829  1,058,841
#   Industrial Buildings Corp., Ltd......................   475,849    530,878
*   Israel Discount Bank, Ltd. Class A................... 2,847,609  4,913,383
    Israel Land Development Co., Ltd. (The)..............    22,310    131,369
    Ituran Location and Control, Ltd.....................    10,954    262,458
*   Jerusalem Oil Exploration............................    45,124  1,988,773
#*  Kamada, Ltd..........................................   124,487    498,201
*   Kenon Holdings, Ltd..................................    24,114    284,838
    Kerur Holdings, Ltd..................................     2,133     43,142
    Klil Industries, Ltd.................................       394     26,209
    Maabarot Products, Ltd...............................    21,999    330,682
    Magic Software Enterprises, Ltd......................    91,003    680,753
#   Matrix IT, Ltd.......................................   176,473  1,229,744
#   Maytronics, Ltd......................................   114,646    393,598
#*  Mazor Robotics, Ltd..................................   208,362  2,289,770
    Meitav DS Investments, Ltd...........................    38,130    121,989
#   Melisron, Ltd........................................    52,894  2,260,441

                                     2060

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- -----------
ISRAEL -- (Continued)
#*  Menora Mivtachim Holdings, Ltd.....................    123,424 $   996,911
#*  Migdal Insurance & Financial Holding, Ltd..........  1,326,378     807,005
#   Mivtach Shamir Holdings, Ltd.......................     22,547     476,013
*   Naphtha Israel Petroleum Corp., Ltd................    158,384     977,801
    Neto ME Holdings, Ltd..............................      5,555     438,574
*   Nova Measuring Instruments, Ltd....................    114,545   1,297,591
*   Oil Refineries, Ltd................................  5,367,932   1,940,433
#*  Partner Communications Co., Ltd....................    446,766   2,140,714
    Paz Oil Co., Ltd...................................     22,533   3,672,376
*   Perion Network, Ltd................................     16,455      22,123
*   Phoenix Holdings, Ltd. (The).......................    280,698     682,102
#   Plasson Industries, Ltd............................     13,484     387,754
    Rami Levy Chain Stores Hashikma Marketing 2006,
      Ltd..............................................     32,629   1,269,055
    Sapiens International Corp. NV.....................     99,640   1,299,467
#   Shikun & Binui, Ltd................................  1,016,003   1,791,538
    Shufersal, Ltd.....................................    372,408   1,307,080
*   Space Communication, Ltd...........................     17,611     167,708
    Strauss Group, Ltd.................................    136,109   2,191,985
*   Summit Real Estate Holdings, Ltd...................     95,824     497,002
    Tadiran Holdings, Ltd..............................      1,185      25,856
*   Tower Semiconductor, Ltd...........................    230,219   3,135,243
*   Union Bank of Israel...............................    126,346     446,112
                                                                   -----------
TOTAL ISRAEL...........................................             79,972,549
                                                                   -----------
ITALY -- (8.5%)
*   A.S. Roma SpA......................................     50,843      25,013
    A2A SpA............................................  8,023,716  11,398,075
    ACEA SpA...........................................    302,509   4,211,118
*   Aedes SIIQ SpA.....................................    691,904     284,458
#*  Aeffe SpA..........................................    167,738     194,008
    Alerion Cleanpower SpA.............................    119,152     209,337
#   Amplifon SpA.......................................    515,448   5,143,972
    Anima Holding SpA..................................    690,273   3,464,943
    Ansaldo STS SpA....................................    572,443   6,708,271
*   Arnoldo Mondadori Editore SpA......................    724,145     814,940
    Ascopiave SpA......................................    428,523   1,351,012
#   Astaldi SpA........................................    288,057   1,261,023
    Autogrill SpA......................................    728,145   6,339,074
    Azimut Holding SpA.................................    623,078   9,811,768
#*  Banca Carige SpA...................................  1,893,751     710,863
    Banca Finnat Euramerica SpA........................    616,149     216,739
    Banca Generali SpA.................................    284,313   5,885,715
    Banca IFIS SpA.....................................    147,336   3,368,021
    Banca Mediolanum SpA...............................    875,858   6,427,161
#*  Banca Monte dei Paschi di Siena SpA................  1,988,429     687,801
    Banca Popolare dell'Emilia Romagna SC..............  2,548,728  10,485,613
#*  Banca Popolare dell'Etruria e del Lazio SC.........  1,058,027          --
#   Banca Popolare di Milano Scarl..................... 22,383,595  10,879,087
    Banca Popolare di Sondrio SCARL....................  2,316,219   6,266,864
#   Banca Profilo SpA..................................  1,221,744     258,535
    Banco di Desio e della Brianza SpA.................    224,677     427,655
    Banco Popolare SC..................................  2,966,423   8,366,642
#   BasicNet SpA.......................................    166,625     645,460

                                     2061

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
ITALY -- (Continued)
*   Beghelli SpA.........................................   403,187 $   167,386
    Biesse SpA...........................................    68,574     961,599
    Brembo SpA...........................................   161,253   9,430,276
#   Brunello Cucinelli SpA...............................    99,307   1,853,657
#   Buzzi Unicem SpA.....................................   409,864   8,226,073
#   Cairo Communication SpA..............................   339,858   1,515,398
*   Caltagirone Editore SpA..............................     6,277       6,038
*   Carraro SpA..........................................    53,112      70,081
    Cembre SpA...........................................    39,007     574,767
    Cementir Holding SpA.................................   325,211   1,417,904
    Cerved Information Solutions SpA.....................   541,830   4,547,330
    CIR-Compagnie Industriali Riunite SpA................ 2,033,707   2,335,736
    Credito Emiliano SpA.................................   471,853   2,995,197
#   Credito Valtellinese SC.............................. 5,732,088   2,545,659
    d'Amico International Shipping SA....................   830,428     311,367
    Danieli & C Officine Meccaniche SpA..................    72,897   1,437,807
    Datalogic SpA........................................   111,466   2,010,692
    Davide Campari-Milano SpA............................ 1,476,589  15,257,127
    De' Longhi SpA.......................................   270,429   6,760,807
    DeA Capital SpA......................................   526,890     606,815
    DiaSorin SpA.........................................   116,636   7,344,347
*   Ei Towers SpA........................................    87,314   4,710,384
    El.En. SpA...........................................    48,277     807,588
    Elica SpA............................................     4,665       8,632
    ERG SpA..............................................   319,564   3,707,190
    Esprinet SpA.........................................   176,634   1,103,313
*   Eurotech SpA.........................................    90,850     143,332
#   Falck Renewables SpA.................................   704,182     588,848
#*  Fincantieri SpA...................................... 2,079,551     908,033
    FinecoBank Banca Fineco SpA..........................   922,158   5,486,466
    FNM SpA..............................................   627,039     288,652
#   Geox SpA.............................................   453,868   1,306,195
*   Gruppo Editoriale L'Espresso SpA.....................   481,852     412,116
#   Gruppo MutuiOnline SpA...............................   103,077     864,512
    Hera SpA............................................. 3,328,100   9,437,321
#   IMMSI SpA............................................ 1,202,186     538,837
    Industria Macchine Automatiche SpA...................    70,748   4,175,213
*   Intek Group SpA...................................... 1,768,514     405,850
    Interpump Group SpA..................................   425,898   6,898,945
    Iren SpA............................................. 2,952,554   4,852,667
*   Italcementi SpA......................................   926,791  10,974,547
    Italmobiliare SpA....................................    45,336   1,958,616
*   Juventus Football Club SpA........................... 2,061,653     672,099
    La Doria SpA.........................................    65,929     876,368
#   Maire Tecnimont SpA..................................   628,389   1,603,102
    MARR SpA.............................................   182,251   3,831,855
    Mediaset SpA......................................... 4,275,392  12,956,213
    Moleskine SpA........................................   433,670   1,052,420
    Moncler SpA..........................................   640,384  11,238,573
#   Nice SpA.............................................    71,162     209,004
    OVS SpA..............................................     8,200      48,234
#   Parmalat SpA......................................... 1,761,867   4,634,074
#   Piaggio & C SpA......................................   941,217   1,726,487

                                     2062

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
ITALY -- (Continued)
#*  Prelios SpA........................................    127,326 $     11,266
#   Prima Industrie SpA................................     15,358      223,241
    Prysmian SpA.......................................  1,026,230   24,031,502
    Recordati SpA......................................    474,431   15,397,945
    Reno de Medici SpA.................................    840,050      285,832
    Reply SpA..........................................     23,664    3,385,625
#*  Retelit SpA........................................    732,206      548,377
*   Richard-Ginori 1735 SpA............................      8,489           --
#   Sabaf SpA..........................................     25,688      262,417
#   SAES Getters SpA...................................     38,573      547,180
*   Safilo Group SpA...................................    164,027    1,304,010
#*  Saipem SpA......................................... 26,968,903   11,816,394
#   Salini Impregilo SpA...............................  1,159,746    3,513,523
#   Salvatore Ferragamo SpA............................    262,482    6,187,770
#   Saras SpA..........................................  1,637,194    2,823,434
    SAVE SpA...........................................     85,250    1,210,417
    Servizi Italia SpA.................................     34,833      137,433
#*  Snai SpA...........................................    117,457       93,284
    Societa Cattolica di Assicurazioni SCRL............    835,094    5,886,899
    Societa Iniziative Autostradali e Servizi SpA......    349,366    3,179,624
#*  Sogefi SpA.........................................    272,471      463,477
    SOL SpA............................................    161,050    1,425,398
#   Tamburi Investment Partners SpA....................    398,265    1,600,261
#*  Tiscali SpA........................................  9,160,788      481,629
#   Tod's SpA..........................................     70,079    4,115,090
#   Trevi Finanziaria Industriale SpA..................    509,518      668,881
    TXT e-solutions SpA................................     28,342      235,329
#   Unione di Banche Italiane SpA......................  1,418,008    4,356,367
    Unipol Gruppo Finanziario SpA......................  2,168,748    6,022,100
    UnipolSai SpA......................................    951,050    1,595,604
    Vittoria Assicurazioni SpA.........................    124,843    1,277,507
*   Yoox Net-A-Porter Group SpA........................    280,998    7,876,194
    Zignago Vetro SpA..................................    142,878      894,765
                                                                   ------------
TOTAL ITALY............................................             386,503,692
                                                                   ------------
NETHERLANDS -- (4.4%)
    Aalberts Industries NV.............................    600,156   19,926,645
    Accell Group.......................................    141,153    3,664,983
    AFC Ajax NV........................................     18,134      176,236
    AMG Advanced Metallurgical Group NV................    171,531    2,457,250
    Amsterdam Commodities NV...........................     92,796    2,371,283
#   APERAM SA..........................................    270,393   11,321,037
#   Arcadis NV.........................................    368,816    4,935,843
    ASM International NV...............................    290,828   11,335,337
*   Atag Group NV......................................      4,630           --
    BE Semiconductor Industries NV.....................    181,415    5,387,166
    Beter Bed Holding NV...............................     99,987    2,290,707
#   BinckBank NV.......................................    263,185    1,469,378
    Boskalis Westminster...............................    408,906   15,028,567
    Brunel International NV............................    110,435    2,264,412
    Corbion NV.........................................    334,113    8,039,248
    Delta Lloyd NV.....................................  2,637,082    9,409,787
#*  Fugro NV...........................................    381,770    6,783,490

                                     2063

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
NETHERLANDS -- (Continued)
#   Gemalto NV........................................    304,031 $ 20,036,507
*   Heijmans NV.......................................    126,289    1,174,789
    Hunter Douglas NV.................................      9,426      471,160
    IMCD Group NV.....................................     21,230      900,502
    KAS Bank NV.......................................     80,799      864,539
    Kendrion NV.......................................     67,325    1,809,039
#   Koninklijke BAM Groep NV..........................  1,407,837    5,528,480
    Koninklijke Vopak NV..............................    190,317    9,784,550
    Nederland Apparatenfabriek........................     27,865      907,544
#*  OCI NV............................................    171,738    2,622,781
*   Ordina NV.........................................    866,273    1,549,691
*   PostNL NV.........................................  2,511,108    9,643,824
    Refresco Group NV.................................      7,256      113,341
    SBM Offshore NV...................................    936,863   12,562,349
    Sligro Food Group NV..............................    134,261    5,116,151
#*  SNS Reaal NV......................................    705,718           --
    Telegraaf Media Groep NV..........................    170,034      694,058
    TKH Group NV......................................    223,860    8,168,008
#*  TomTom NV.........................................    575,952    4,918,504
    Van Lanschot NV...................................     24,773      415,706
    Wessanen..........................................    469,148    5,720,891
                                                                  ------------
TOTAL NETHERLANDS.....................................             199,863,783
                                                                  ------------
NORWAY -- (2.3%)
    ABG Sundal Collier Holding ASA....................  1,786,130    1,085,537
#   AF Gruppen ASA....................................     18,991      352,332
#*  Akastor ASA.......................................    917,989      911,462
    Aker ASA Class A..................................    130,540    3,924,829
#*  Aker Solutions ASA................................    588,168    2,484,050
#   American Shipping Co. ASA.........................    196,875      579,657
    Arendals Fossekompani A.S.........................         90       26,129
#   Atea ASA..........................................    343,068    3,588,178
    Austevoll Seafood ASA.............................    517,682    4,564,857
#*  Axactor AB........................................  2,390,710      494,289
    Bakkafrost P/F....................................    169,646    6,609,500
#*  Biotec Pharmacon ASA..............................    139,685      182,251
    Bonheur ASA.......................................    140,320      782,833
    Borregaard ASA....................................    421,945    3,404,830
    BW LPG, Ltd.......................................    250,209      892,197
#   BW Offshore, Ltd.................................. 43,189,561    1,289,557
*   Deep Sea Supply P.L.C.............................    254,547       53,244
*   Det Norske Oljeselskap ASA........................    465,731    5,952,300
#*  DNO ASA...........................................  3,249,546    3,364,071
    Ekornes ASA.......................................    111,584    1,322,668
    Entra ASA.........................................     19,596      208,177
*   Farstad Shipping ASA..............................     63,512       71,590
*   Fred Olsen Energy ASA.............................    147,008      291,904
#   Frontline, Ltd....................................    143,750    1,132,878
    Grieg Seafood ASA.................................    243,356    1,618,693
#*  Hexagon Composites ASA............................    372,422    1,127,919
    Hoegh LNG Holdings Ltd............................    203,370    2,127,305
*   Kongsberg Automotive ASA..........................  2,171,519    1,510,517
    Kvaerner ASA......................................  1,616,475    1,524,830

                                     2064

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
NORWAY -- (Continued)
#*  Nordic Semiconductor ASA..........................     703,953 $  3,176,073
#*  Norske Skogindustrier ASA.........................     880,591      377,838
#*  Norwegian Air Shuttle ASA.........................     149,161    5,361,698
    Norwegian Property ASA............................     334,187      395,687
#   Ocean Yield ASA...................................     230,469    1,896,190
*   Odfjell SE Class A................................     134,257      434,518
    Olav Thon Eiendomsselskap ASA.....................     115,054    2,183,671
    Opera Software ASA................................     514,924    3,237,039
#*  Petroleum Geo-Services ASA........................     581,372    1,168,551
#*  PhotoCure ASA.....................................      57,224      296,919
#   Prosafe SE........................................   1,049,727       87,956
#   Protector Forsikring ASA..........................     243,652    2,095,877
*   Q-Free ASA........................................     179,836      202,235
#*  REC Silicon ASA...................................  14,281,005    2,731,286
    Salmar ASA........................................     101,001    3,149,705
#*  Seadrill, Ltd.....................................     173,033      523,896
#   Selvaag Bolig ASA.................................      70,682      322,689
*   Sevan Marine ASA..................................     124,800      317,855
*   Solstad Offshore ASA..............................      62,524      131,559
#*  Songa Offshore....................................   7,333,657      184,512
    SpareBank 1 SMN...................................     131,684      736,497
    SpareBank 1 SR-Bank ASA...........................     189,181      879,457
    Stolt-Nielsen, Ltd................................     119,555    1,504,069
*   Storebrand ASA....................................     213,953      812,949
#   TGS Nopec Geophysical Co. ASA.....................     295,413    4,949,957
    Tomra Systems ASA.................................     647,834    7,094,888
#*  Treasure ASA......................................     249,256      484,500
    Veidekke ASA......................................     391,971    4,979,997
#   Wilh Wilhelmsen ASA...............................     260,826      617,883
#   Wilh Wilhelmsen Holding ASA Class A...............      61,068    1,156,091
    XXL ASA...........................................      95,428    1,159,865
                                                                   ------------
TOTAL NORWAY..........................................              104,130,491
                                                                   ------------
PORTUGAL -- (1.0%)
    Altri SGPS SA.....................................     577,518    2,236,728
*   Banco BPI SA......................................   2,573,144    3,210,971
#*  Banco Comercial Portugues SA Class R.............. 315,057,219    7,120,060
*   Banco Espirito Santo SA...........................   4,777,921           --
    Corticeira Amorim SGPS SA.........................      25,905      208,460
    CTT-Correios de Portugal SA.......................     692,539    5,804,587
    EDP Renovaveis SA.................................     526,798    4,263,765
    Ibersol SGPS SA...................................      20,401      262,014
#   Mota-Engil SGPS SA................................     677,759    1,299,137
    Navigator Co SA (The).............................   2,010,412    6,378,028
    NOS SGPS SA.......................................   1,069,623    7,157,867
    Novabase SGPS SA..................................      65,729      149,997
    REN - Redes Energeticas Nacionais SGPS SA.........   1,346,999    4,096,708
    Semapa-Sociedade de Investimento e Gestao.........     102,963    1,292,143
#   Sonae Capital SGPS SA.............................     252,051      166,423
*   Sonae Industria SGPS SA...........................      47,944          262
    Sonae SGPS SA.....................................   4,901,591    3,815,908

                                     2065

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
PORTUGAL -- (Continued)
    Teixeira Duarte SA................................   710,639 $   169,615
                                                                 -----------
TOTAL PORTUGAL........................................            47,632,673
                                                                 -----------
SPAIN -- (5.2%)
    Acciona SA........................................   143,497  10,591,779
#   Acerinox SA.......................................   833,565  11,146,141
#   Adveo Group International SA......................   104,096     380,153
    Almirall SA.......................................   289,516   4,649,891
#*  Amper SA.......................................... 1,819,744     181,070
    Applus Services SA................................   403,260   4,286,947
    Atresmedia Corp de Medios de Comunicacion SA......   348,549   3,650,260
    Azkoyen SA........................................    64,022     343,659
    Banco Popular Espanol SA..........................   703,061     984,751
    Bankinter SA......................................   298,301   2,080,746
*   Baron de Ley......................................    13,454   1,551,811
#   Bolsas y Mercados Espanoles SHMSF SA..............   410,153  12,323,894
#*  Caja de Ahorros del Mediterraneo..................   116,412          --
    Cellnex Telecom SAU...............................   196,135   3,471,645
#*  Cementos Portland Valderrivas SA..................    68,410     458,721
    Cia de Distribucion Integral Logista Holdings
      SA..............................................   140,138   3,382,462
    Cie Automotive SA.................................   249,123   4,838,297
    Clinica Baviera SA................................     3,698      32,629
    Construcciones y Auxiliar de Ferrocarriles SA.....     9,124   3,324,651
*   Deoleo SA.........................................   898,878     201,087
#   Distribuidora Internacional de Alimentacion SA.... 2,781,591  17,348,389
#   Duro Felguera SA..................................   399,823     585,364
    Ebro Foods SA.....................................   366,900   8,368,227
*   eDreams ODIGEO SA.................................   276,653     689,141
    Elecnor SA........................................   191,752   1,671,163
    Ence Energia y Celulosa SA........................ 1,137,185   2,872,746
#*  Ercros SA.........................................   793,700   1,508,139
    Faes Farma SA..................................... 1,344,376   5,307,616
    Fluidra SA........................................   159,343     690,149
    Gamesa Corp. Tecnologica SA....................... 1,266,922  26,882,151
    Grupo Catalana Occidente SA.......................   203,062   5,704,926
#*  Grupo Ezentis SA..................................   807,544     505,019
    Iberpapel Gestion SA..............................    36,518     794,845
#*  Indra Sistemas SA.................................   587,934   7,128,461
    Inmobiliaria Colonial SA..........................   957,122   7,573,523
    Inmobiliaria del Sur SA...........................     2,902      27,553
    Laboratorios Farmaceuticos Rovi SA................    68,607     989,851
*   Liberbank SA...................................... 1,775,702   1,357,125
    Mediaset Espana Comunicacion SA...................   938,203  10,782,906
    Melia Hotels International SA.....................   486,605   5,773,283
    Miquel y Costas & Miquel SA.......................    38,660   1,666,779
*   NH Hotel Group SA................................. 1,249,728   5,688,398
    Nmas1 Dinamia SA..................................    20,438     179,855
#   Obrascon Huarte Lain SA...........................   747,423   2,781,126
    Papeles y Cartones de Europa SA...................   277,855   1,616,803
*   Pescanova SA......................................    68,547          --
*   Pharma Mar SA.....................................   983,996   2,529,456
    Prim SA...........................................    39,424     376,956
#*  Promotora de Informaciones SA Class A.............   269,921   1,599,123

                                     2066

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- ------------
SPAIN -- (Continued)
    Prosegur Cia de Seguridad SA...................... 1,295,445 $  8,807,350
#*  Quabit Inmobiliaria SA............................   127,558      256,869
#*  Realia Business SA................................   755,842      825,303
#   Sacyr SA.......................................... 1,590,914    2,801,289
    Saeta Yield SA....................................    39,882      409,008
#*  Solaria Energia y Medio Ambiente SA...............   207,171      152,628
#   Tecnicas Reunidas SA..............................   162,010    5,024,167
    Tecnocom Telecomunicaciones y Energia SA..........   146,125      440,939
    Tubacex SA........................................   664,984    1,750,691
#   Tubos Reunidos SA.................................   510,636      356,984
#   Vidrala SA........................................    82,427    5,104,475
    Viscofan SA.......................................   229,641   12,285,674
*   Vocento SA........................................   231,302      330,186
    Zardoya Otis SA...................................   707,473    6,943,753
                                                                 ------------
TOTAL SPAIN...........................................            236,368,983
                                                                 ------------
SWEDEN -- (8.3%)
    AAK AB............................................   127,270    9,409,182
#   Acando AB.........................................   427,481      935,199
*   AddLife AB........................................    85,369    1,250,937
    AddNode Group AB..................................    22,737      162,210
    AddTech AB Class B................................   273,182    3,948,511
    AF AB Class B.....................................   293,526    5,335,987
#*  Anoto Group AB.................................... 4,862,822      138,722
#*  Arcam AB..........................................     6,436      125,192
*   Arise AB..........................................    36,861       67,614
#   Atrium Ljungberg AB Class B.......................   100,766    1,700,059
#   Avanza Bank Holding AB............................    95,405    3,412,486
    Axfood AB.........................................   176,694    3,175,155
    B&B Tools AB Class B..............................   122,677    2,365,226
*   BE Group AB.......................................     1,335        6,302
#   Beijer Alma AB....................................   109,736    2,449,564
    Beijer Electronics AB.............................    53,995      301,253
    Beijer Ref AB Class B.............................    71,389    1,764,390
    Betsson AB........................................   443,610    4,161,125
    Bilia AB Class A..................................   219,410    5,626,082
    BillerudKorsnas AB................................   534,408    9,288,886
    BioGaia AB Class B................................    80,262    2,302,684
    Biotage AB........................................   262,854    1,071,709
    Bjorn Borg AB.....................................    19,481       80,127
*   Bonava AB.........................................     9,670      111,255
*   Bonava AB Class B.................................   107,157    1,248,516
#   Bulten AB.........................................    78,904      778,987
    Bure Equity AB....................................   316,106    3,241,994
    Byggmax Group AB..................................   333,892    2,419,195
    Castellum AB......................................   994,764   15,044,943
#   Catena AB.........................................    53,725      814,611
#   Cavotec SA........................................    16,457       46,146
    Clas Ohlson AB Class B............................   176,242    2,940,504
    Cloetta AB Class B................................ 1,216,113    4,433,951
    Com Hem Holding AB................................   157,419    1,344,354
    Concentric AB.....................................   205,043    2,504,604
    Concordia Maritime AB Class B.....................   100,760      188,414

                                     2067

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
SWEDEN -- (Continued)
    Corem Property Group AB Class B...................     2,296 $     9,017
    Dios Fastigheter AB...............................   234,307   1,848,460
*   Doro AB...........................................   158,601   1,019,613
    Duni AB...........................................   203,817   2,833,334
    Dustin Group AB...................................    63,341     412,742
    East Capital Explorer AB..........................    47,726     359,490
    Elanders AB Class B...............................     3,742      42,640
#   Elekta AB Class B................................. 1,531,365  12,185,687
    Eltel AB..........................................    30,529     321,910
    Enea AB...........................................    63,008     671,261
#*  Eniro AB.......................................... 1,790,180     119,352
    Fabege AB.........................................   651,224  11,626,728
    Fagerhult AB......................................    61,882   1,417,089
*   Fastighets AB Balder Class B......................   173,190   4,733,775
    Fenix Outdoor International AG....................     8,198     455,520
#*  Fingerprint Cards AB Class B......................   373,520   4,360,630
    Granges AB........................................   138,781   1,410,981
    Gunnebo AB........................................   149,602     707,214
#   Haldex AB.........................................   218,762   2,690,150
    Heba Fastighets AB Class B........................    42,288     543,673
    Hemfosa Fastigheter AB............................   670,586   7,189,096
    Hexpol AB.........................................   857,141   7,626,344
    HIQ International AB..............................   265,970   1,679,183
    HMS Networks AB...................................     7,040     202,392
    Holmen AB Class B.................................   264,932   8,971,001
    Hufvudstaden AB Class A...........................   363,811   6,075,848
    Indutrade AB......................................   377,535   7,983,728
#   Intrum Justitia AB................................   385,511  12,376,918
    Inwido AB.........................................   147,456   1,852,088
    ITAB Shop Concept AB Class B......................    44,310     370,458
#   JM AB.............................................   384,329   9,965,158
    KappAhl AB........................................   289,928   1,421,964
*   Karolinska Development AB Class B.................    90,079      76,786
#   Klovern AB Class B................................ 2,268,287   2,902,399
    KNOW IT AB........................................    64,652     572,635
    Kungsleden AB.....................................   819,649   6,106,840
    Lagercrantz Group AB Class B......................   236,274   2,236,852
    Lindab International AB...........................   368,028   3,434,048
    Loomis AB Class B.................................   308,465   8,898,741
*   Medivir AB Class B................................   112,463     752,825
#   Mekonomen AB......................................   152,875   3,537,165
#   Modern Times Group MTG AB Class B.................   319,844   8,338,010
#   MQ Holding AB.....................................   165,718     671,100
#   Mycronic AB.......................................   377,276   4,375,667
    NCC AB Class A....................................     5,044     121,458
    NCC AB Class B....................................   280,422   6,762,771
    Nederman Holding AB...............................     4,621     112,799
#*  Net Insight AB Class B............................ 1,229,052   1,012,040
    NetEnt AB.........................................   876,576   7,418,457
    New Wave Group AB Class B.........................   231,062   1,263,673
    Nibe Industrier AB Class B........................ 1,246,393  10,705,328
    Nobia AB..........................................   644,291   6,051,624
    Nolato AB Class B.................................   135,571   3,653,053

                                     2068

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- ------------
SWEDEN -- (Continued)
#   Nordnet AB Class B................................   388,808 $  1,290,841
    OEM International AB Class B......................    44,190      727,797
#   Opus Group AB.....................................   828,586      610,196
*   Oriflame Holding AG...............................   138,456    3,566,479
    Peab AB...........................................   807,770    6,492,113
#   Pricer AB Class B.................................   768,155      746,191
#   Proact IT Group AB................................    39,943      597,550
    Probi AB..........................................     8,661      344,225
#*  Qliro Group AB....................................   377,271      422,944
    Ratos AB Class B.................................. 1,069,160    5,403,937
    RaySearch Laboratories AB.........................    73,701    1,144,039
#   Recipharm AB Class B..............................    75,027    1,209,665
    Rezidor Hotel Group AB............................   410,745    1,707,860
    Saab AB Class B...................................   215,537    7,401,035
#   Sagax AB Class B..................................    82,078      819,557
#*  SAS AB............................................   764,131    1,499,683
    Scandi Standard AB................................   185,819    1,399,867
*   Seamless Distribution AB..........................    12,901       14,199
    Sectra AB Class B.................................    58,461      907,962
#   Semcon AB.........................................   100,425      568,336
#*  Sensys Gatso Group AB.............................   223,860       54,377
    SkiStar AB........................................   110,113    1,736,294
*   SSAB AB Class A(BPRBWK4)..........................   189,016      594,164
#*  SSAB AB Class A(B17H0S8).......................... 1,081,113    3,399,663
*   SSAB AB Class B(BPRBWM6).......................... 1,131,651    2,804,363
*   SSAB AB Class B(B17H3F6).......................... 2,535,211    6,274,241
#   Sweco AB Class B..................................   315,318    5,779,246
    Swedol AB Class B.................................    37,176      111,272
    Systemair AB......................................    48,630      588,744
    Thule Group AB (The)..............................   186,943    2,999,381
    Transcom Worldwide AB.............................    35,939      232,232
#   Unibet Group P.L.C................................ 1,048,368   10,676,842
    VBG Group AB Class B..............................       137        1,822
#   Victoria Park AB Class A..........................    80,599      271,307
    Victoria Park AB Class B..........................   358,165    1,209,272
    Vitrolife AB......................................    71,728    4,091,181
    Wallenstam AB Class B.............................   785,619    6,852,685
    Wihlborgs Fastigheter AB..........................   338,906    7,514,231
                                                                 ------------
TOTAL SWEDEN..........................................            378,749,584
                                                                 ------------
SWITZERLAND -- (12.4%)
*   AFG Arbonia-Forster Holding AG....................   183,624    2,897,113
    Allreal Holding AG................................    61,547    9,092,613
#*  Alpiq Holding AG..................................    13,713    1,033,856
    ALSO Holding AG...................................    16,110    1,231,679
    ams AG............................................   372,640   12,354,979
    APG SGA SA........................................     7,581    3,221,946
    Aryzta AG.........................................   296,434   11,136,728
    Ascom Holding AG..................................   212,982    3,637,471
    Autoneum Holding AG...............................    16,300    4,588,553
    Bachem Holding AG Class B.........................    23,344    1,898,969
    Baloise Holding AG................................   203,881   22,948,075
    Bank Coop AG......................................    30,632    1,324,374

                                     2069

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                       SHARES    VALUE++
                                                       ------- -----------
SWITZERLAND -- (Continued)
    Banque Cantonale de Geneve........................   3,968 $ 1,180,290
    Banque Cantonale du Jura SA.......................   4,442     242,250
    Banque Cantonale Vaudoise.........................  11,753   7,955,737
    Barry Callebaut AG................................     535     699,240
#   Basler Kantonalbank...............................   5,896     411,067
    Belimo Holding AG.................................   2,156   6,835,043
    Bell AG...........................................   4,181   1,647,978
    Bellevue Group AG.................................  49,926     704,705
#   Berner Kantonalbank AG............................  22,665   4,421,848
    BFW Liegenschaften AG.............................     620      25,091
#   BKW AG............................................  64,177   2,947,240
    Bobst Group SA....................................  44,716   2,486,989
#   Bossard Holding AG Class A........................  32,905   4,003,552
    Bucher Industries AG..............................  32,790   8,142,505
    Burckhardt Compression Holding AG.................  11,640   3,486,422
    Burkhalter Holding AG.............................  20,988   2,912,597
    Calida Holding AG.................................  25,084     789,102
    Carlo Gavazzi Holding AG..........................   1,415     344,179
    Cembra Money Bank AG.............................. 114,650   8,230,901
    Cham Paper Holding AG.............................   1,894     562,401
#*  Charles Voegele Holding AG........................  41,895     264,909
*   Cicor Technologies................................   5,936     164,960
    Cie Financiere Tradition SA.......................   9,458     670,511
    Clariant AG....................................... 858,598  14,934,552
    Coltene Holding AG................................  20,758   1,527,776
    Conzzeta AG.......................................   6,096   4,037,599
*   COSMO Pharmaceuticals NV..........................   8,220   1,324,100
    Daetwyler Holding AG..............................  37,940   5,087,204
    DKSH Holding AG...................................  91,087   6,435,025
    dorma+kaba Holding AG Class B.....................  16,675  12,173,955
*   Dufry AG..........................................  80,201   9,228,854
    Edmond de Rothschild Suisse SA....................     152   2,187,293
    EFG International AG.............................. 295,881   1,409,918
    Emmi AG...........................................  12,810   8,254,475
    Energiedienst Holding AG..........................  68,912   1,660,240
#*  Evolva Holding SA................................. 334,437     258,397
    Feintool International Holding AG.................   7,642     802,582
    Flughafen Zuerich AG.............................. 110,390  20,693,725
    Forbo Holding AG..................................   6,853   8,765,242
    GAM Holding AG.................................... 925,197  10,159,084
*   Gategroup Holding AG.............................. 146,738   7,827,440
    Georg Fischer AG..................................  22,511  18,348,752
    Gurit Holding AG..................................   2,329   1,585,281
    Helvetia Holding AG...............................  36,269  18,213,487
    HOCHDORF Holding AG...............................   3,468     680,960
    Huber & Suhner AG.................................  69,938   4,069,322
    Implenia AG.......................................  85,074   5,786,621
    Inficon Holding AG................................   9,382   3,436,651
    Interroll Holding AG..............................   3,127   3,173,465
    Intershop Holding AG..............................   8,152   3,994,754
    Jungfraubahn Holding AG...........................   4,011     425,136
    Kardex AG.........................................  36,063   3,621,325
    Komax Holding AG..................................  18,811   4,193,246

                                     2070

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
SWITZERLAND -- (Continued)
    Kudelski SA.......................................   195,049 $ 4,154,296
    LEM Holding SA....................................     3,773   3,339,388
    Liechtensteinische Landesbank AG..................    29,197   1,142,440
#*  LifeWatch AG......................................     8,749      99,295
    Logitech International SA.........................   650,486  12,985,615
*   Luzerner Kantonalbank AG..........................    16,857   7,214,858
    MCH Group AG......................................     1,404      97,635
    Metall Zug AG.....................................       880   2,586,462
#*  Meyer Burger Technology AG........................   395,076   1,649,742
    Mobilezone Holding AG.............................   137,467   1,766,161
    Mobimo Holding AG.................................    32,716   7,876,888
    OC Oerlikon Corp. AG..............................   929,429   8,697,900
#*  Orascom Development Holding AG....................    60,240     446,730
#   Orell Fuessli Holding AG..........................     5,028     653,725
    Orior AG..........................................    27,342   1,945,285
#   Panalpina Welttransport Holding AG................    63,044   8,533,467
*   Parco Industriale e Immobiliare SA................       600          --
    Phoenix Mecano AG.................................     3,019   1,522,965
    Plazza AG.........................................     5,852   1,411,663
    PSP Swiss Property AG.............................   201,709  20,337,067
    Rieter Holding AG.................................    17,376   3,661,317
    Romande Energie Holding SA........................     2,625   2,805,661
    Schaffner Holding AG..............................     2,950     683,696
*   Schmolz + Bickenbach AG........................... 2,676,034   1,794,020
    Schweiter Technologies AG.........................     4,417   4,465,162
    SFS Group AG......................................    22,466   1,714,377
    Siegfried Holding AG..............................    21,833   4,591,066
    St Galler Kantonalbank AG.........................    11,780   4,843,550
    Straumann Holding AG..............................    55,594  21,224,529
    Sulzer AG.........................................   122,816  12,469,783
    Sunrise Communications Group AG...................   123,442   7,975,649
    Swiss Prime Site AG...............................   241,603  22,189,447
    Swissquote Group Holding SA.......................    45,894   1,137,699
    Tamedia AG........................................    14,493   2,504,595
    Tecan Group AG....................................    37,394   6,009,619
    Temenos Group AG..................................   318,043  19,667,007
    Thurgauer Kantonalbank............................       659      61,615
    U-Blox AG.........................................    30,554   7,732,568
    Valiant Holding AG................................    83,882   7,998,812
    Valora Holding AG.................................    15,963   4,611,998
    Vaudoise Assurances Holding SA....................     5,091   2,650,113
    Vetropack Holding AG..............................       949   1,491,127
*   Von Roll Holding AG...............................   250,484     157,467
    Vontobel Holding AG...............................   136,975   6,317,346
    VP Bank AG........................................     6,026     599,311
    VZ Holding AG.....................................    10,596   3,164,001
    Walliser Kantonalbank.............................    16,716   1,323,346
    Walter Meier AG...................................    22,913     777,970
    Ypsomed Holding AG................................    16,382   3,249,384
*   Zehnder Group AG..................................    57,019   2,206,937
    Zug Estates Holding AG Class B....................       612   1,049,566

                                     2071

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                       SHARES      VALUE++
                                                     ---------- --------------
SWITZERLAND -- (Continued)
      Zuger Kantonalbank AG.........................        608 $    3,090,668
                                                                --------------
TOTAL SWITZERLAND...................................               569,473,322
                                                                --------------
TOTAL COMMON STOCKS.................................             4,142,873,913
                                                                --------------
PREFERRED STOCKS -- (0.7%)

GERMANY -- (0.7%)
#     Biotest AG....................................     88,910      1,355,756
      Draegerwerk AG & Co. KGaA.....................     31,455      2,083,372
      Fuchs Petrolub SE.............................    223,596      9,441,342
      Jungheinrich AG...............................    245,511      7,488,554
      Sartorius AG..................................    117,188      9,370,013
      Sixt SE.......................................     60,257      2,477,370
      STO SE & Co. KGaA.............................      8,021        959,387
      Villeroy & Boch AG............................     41,209        628,355
                                                                --------------
TOTAL GERMANY.......................................                33,804,149
                                                                --------------
TOTAL PREFERRED STOCKS..............................                33,804,149
                                                                --------------
RIGHTS/WARRANTS -- (0.0%)

AUSTRIA -- (0.0%)
*     Intercell AG Rights...........................    254,689             --
                                                                --------------
SPAIN -- (0.0%)
#*    Quabit Inmobiliaria SA Rights.................    127,558         12,835
*     Zardoya Otis SA Rights 08/05/16...............    707,473        284,744
                                                                --------------
TOTAL SPAIN.........................................                   297,579
                                                                --------------
TOTAL RIGHTS/WARRANTS...............................                   297,579
                                                                --------------
TOTAL INVESTMENT SECURITIES.........................             4,176,975,641
                                                                --------------

                                                                   VALUE+
                                                                --------------
SECURITIES LENDING COLLATERAL -- (8.7%)
(S)@  DFA Short Term Investment Fund................ 34,382,319    397,803,427
                                                                --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $3,914,343,990)^^..........................            $4,574,779,068
                                                                ==============

                                     2072

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                             -------------------------------------------------
                               LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                             ----------- -------------- ------- --------------
  Common Stocks
     Austria................          -- $  128,902,185   --    $  128,902,185
     Belgium................          --    188,792,351   --       188,792,351
     Denmark................          --    219,039,841   --       219,039,841
     Finland................ $   275,059    286,887,137   --       287,162,196
     France.................   2,318,839    544,414,343   --       546,733,182
     Germany................  16,689,974    688,140,315   --       704,830,289
     Greece.................          --             --   --                --
     Ireland................          --     64,718,792   --        64,718,792
     Israel.................          --     79,972,549   --        79,972,549
     Italy..................          --    386,503,692   --       386,503,692
     Netherlands............          --    199,863,783   --       199,863,783
     Norway.................     484,500    103,645,991   --       104,130,491
     Portugal...............          --     47,632,673   --        47,632,673
     Spain..................          --    236,368,983   --       236,368,983
     Sweden.................   1,359,771    377,389,813   --       378,749,584
     Switzerland............   7,827,440    561,645,882   --       569,473,322
  Preferred Stocks
     Germany................          --     33,804,149   --        33,804,149
  Rights/Warrants
     Austria................          --             --   --                --
     Spain..................          --        297,579   --           297,579
  Securities Lending
    Collateral..............          --    397,803,427   --       397,803,427
                             ----------- --------------   --    --------------
  TOTAL..................... $28,955,583 $4,545,823,485   --    $4,574,779,068
                             =========== ==============   ==    ==============

                                     2073

                          THE EMERGING MARKETS SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                        SHARES     VALUE++
                                                       --------- -----------
COMMON STOCKS -- (94.5%)

BRAZIL -- (5.5%)
    AMBEV SA..........................................   855,320 $ 4,959,294
    AMBEV SA ADR...................................... 5,984,451  34,590,127
    Banco Bradesco SA.................................   932,732   8,402,758
    Banco do Brasil SA................................ 1,076,318   6,987,569
    Banco Santander Brasil SA.........................   479,757   3,015,497
    BB Seguridade Participacoes SA.................... 1,087,473  10,108,696
    BM&FBovespa SA - Bolsa de Valores Mercadorias e
      Futuros......................................... 1,804,083  10,621,745
#   Braskem SA Sponsored ADR..........................   165,709   1,905,654
    BRF SA............................................   577,166   9,665,715
    BRF SA ADR........................................   539,479   8,998,510
    BTG Pactual Group.................................    26,800     140,596
    CCR SA............................................ 1,910,468  11,035,981
*   Centrais Eletricas Brasileiras SA.................   368,500   2,003,656
#*  Centrais Eletricas Brasileiras SA ADR.............    86,923     597,161
*   Centrais Eletricas Brasileiras SA Sponsored ADR...   100,200     535,068
    CETIP SA - Mercados Organizados...................   492,000   6,565,766
    Cia de Saneamento Basico do Estado de Sao Paulo... 424,900 4,036,183 Cia de Saneamento Basico do Estado de Sao Paulo
      ADR.............................................   178,668   1,686,626
#*  Cia Siderurgica Nacional SA Sponsored ADR.........   241,268     817,899
    Cielo SA.......................................... 1,506,864  17,079,098
*   Cosan Logistica SA................................   164,136     230,835
    Cosan SA Industria e Comercio.....................   243,308   2,555,094
    CPFL Energia SA...................................   220,971   1,556,556
#   CPFL Energia SA ADR...............................    67,189     943,999
    Embraer SA Sponsored ADR..........................   287,837   5,258,782
    Engie Brasil Energia SA...........................   250,101   3,255,849
    Equatorial Energia SA.............................    26,800     458,982
#   Fibria Celulose SA Sponsored ADR..................   488,398   3,003,648
    Gerdau SA.........................................   186,232     317,624
#   Gerdau SA Sponsored ADR...........................   577,984   1,364,042
    Hypermarcas SA....................................   561,762   4,755,850
    Itau Unibanco Holding SA..........................   388,933   3,519,397
    JBS SA............................................ 2,515,848   8,457,545
    Klabin SA.........................................   996,400   5,221,082
    Kroton Educacional SA............................. 2,467,259  10,987,916
    Lojas Americanas SA...............................   297,764   1,197,521
    Lojas Renner SA................................... 1,404,820  11,810,817
    M Dias Branco SA..................................    40,100   1,453,167
    Multiplan Empreendimentos Imobiliarios SA.........    85,700   1,669,649
    Natura Cosmeticos SA..............................   262,650   2,697,460
*   Petroleo Brasileiro SA............................ 2,305,200   9,960,477
*   Petroleo Brasileiro SA Sponsored ADR.............. 1,005,405   8,726,915
    Porto Seguro SA...................................   207,213   1,795,795
    Raia Drogasil SA..................................   388,800   7,947,713
    Tim Participacoes SA.............................. 1,162,813   2,980,193
    Tim Participacoes SA ADR..........................    63,679     820,822
    Ultrapar Participacoes SA.........................   394,184   9,001,167
    Ultrapar Participacoes SA Sponsored ADR...........   254,308   5,790,593
    Vale SA...........................................   398,300   2,272,560
    Vale SA Sponsored ADR............................. 1,209,916   6,957,017

                                     2074

THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
BRAZIL -- (Continued)
    WEG SA............................................     808,815 $  3,809,094
                                                                   ------------
TOTAL BRAZIL..........................................              274,531,760
                                                                   ------------
CHILE -- (1.5%)
    AES Gener SA......................................   4,178,916    2,011,421
    Aguas Andinas SA Class A..........................   4,491,454    2,710,378
    Banco de Chile....................................   1,408,402      156,384
    Banco de Chile ADR................................      53,799    3,575,478
    Banco de Credito e Inversiones....................      74,661    3,368,960
    Banco Santander Chile ADR.........................     258,123    5,309,590
    Cencosud SA.......................................   2,142,959    6,104,643
    Cencosud SA ADR...................................       1,648       13,975
    Cia Cervecerias Unidas SA.........................      92,470    1,055,287
#   Cia Cervecerias Unidas SA Sponsored ADR...........      61,058    1,396,397
    Colbun SA.........................................  11,492,940    2,824,561
    Embotelladora Andina SA Class A ADR...............      22,244      461,452
    Embotelladora Andina SA Class B ADR...............      21,587      504,704
#   Empresa Nacional de Electricidad SA Sponsored
      ADR.............................................     148,697    4,059,428
*   Empresa Nacional de Telecomunicaciones SA.........      41,400      407,891
    Empresas CMPC SA..................................   2,386,070    5,006,501
    Empresas COPEC SA.................................     441,781    4,008,522
    Endesa Americas SA ADR............................     148,697    2,083,245
#   Enersis Americas SA Sponsored ADR.................     610,581    5,299,843
    Enersis Chile SA..................................     610,581    3,504,735
    Inversiones Aguas Metropolitanas SA...............     333,515      571,558
    Itau CorpBanca(45033E105).........................      30,902      407,906
    Itau CorpBanca(BYT25P4)........................... 305,068,641    2,656,215
*   Latam Airlines Group SA...........................       8,686       75,748
#*  Latam Airlines Group SA Sponsored ADR.............     597,796    5,230,715
    SACI Falabella....................................     707,908    5,212,123
    Sigdo Koppers SA..................................      65,375       87,679
    Sociedad Quimica y Minera de Chile SA Sponsored
      ADR.............................................     153,936    3,814,534
                                                                   ------------
TOTAL CHILE...........................................               71,919,873
                                                                   ------------
CHINA -- (14.3%)
    AAC Technologies Holdings, Inc....................     634,000    5,926,338
    Agricultural Bank of China, Ltd. Class H..........  18,363,000    6,764,123
    Air China, Ltd. Class H...........................   2,890,000    2,206,552
*   Alibaba Health Information Technology, Ltd........   1,184,000      824,684
#*  Alibaba Pictures Group, Ltd.......................   8,470,000    1,817,330
*   Aluminum Corp. of China, Ltd. ADR.................     107,180      863,871
*   Aluminum Corp. of China, Ltd. Class H.............     650,000      210,245
#*  Angang Steel Co., Ltd. Class H....................   1,338,000      656,013
#   Anhui Conch Cement Co., Ltd. Class H..............     985,500    2,592,931
    Anhui Expressway Co. Class H......................      26,000       20,174
#   Anta Sports Products, Ltd.........................     891,000    1,991,312
    AviChina Industry & Technology Co., Ltd.
      Class H.........................................   2,765,000    2,033,409
    BAIC Motor Corp., Ltd. Class H....................     695,000      632,137
    Bank of China, Ltd. Class H.......................  63,274,181   26,122,807
    Bank of Communications Co., Ltd. Class H..........   6,226,515    4,214,649
    BBMG Corp. Class H................................   2,535,500      930,953
    Beijing Capital International Airport Co., Ltd.
      Class H.........................................   1,416,000    1,636,588

                                     2075

THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- -----------
CHINA -- (Continued)
    Beijing Enterprises Holdings, Ltd.................    468,472 $ 2,648,454
#   Beijing Enterprises Water Group, Ltd..............  3,160,000   1,923,279
    Belle International Holdings, Ltd.................  8,013,000   5,311,787
    Brilliance China Automotive Holdings, Ltd.........  2,194,000   2,442,718
#*  Byd Co., Ltd. Class H.............................    512,886   3,266,375
#   CGN Power Co., Ltd. Class H.......................  6,045,000   1,790,573
    China Cinda Asset Management Co., Ltd. Class H.... 10,150,000   3,307,867
    China CITIC Bank Corp., Ltd. Class H..............  7,196,928   4,561,884
*   China Coal Energy Co., Ltd. Class H...............  3,038,777   1,608,159
    China Communications Construction Co., Ltd.
      Class H.........................................  3,529,000   3,867,122
    China Communications Services Corp., Ltd.
      Class H.........................................  2,128,000   1,157,355
#   China Conch Venture Holdings, Ltd.................    799,500   1,532,706
    China Construction Bank Corp. Class H............. 69,895,590  47,007,595
#*  China COSCO Holdings Co., Ltd. Class H............  1,197,000     419,040
*   China Eastern Airlines Corp., Ltd.................      2,200      61,798
#*  China Eastern Airlines Corp., Ltd. Class H........  1,734,000     972,605
    China Everbright Bank Co., Ltd. Class H...........  4,987,000   2,173,425
#   China Everbright International, Ltd...............  2,508,000   2,716,121
    China Everbright, Ltd.............................    884,000   1,693,308
#   China Evergrande Group............................ 10,542,000   6,660,141
    China Galaxy Securities Co., Ltd. Class H.........  3,747,000   3,251,572
    China Gas Holdings, Ltd...........................  1,362,000   2,156,075
#   China Hongqiao Group, Ltd.........................  2,662,000   1,780,811
#   China Huishan Dairy Holdings Co., Ltd.............  2,888,000   1,135,963
#   China International Marine Containers Group Co.,
      Ltd. Class H....................................    487,400     563,198
#   China Life Insurance Co., Ltd. ADR................    849,036   9,568,636
    China Life Insurance Co., Ltd. Class H............    111,000     251,780
    China Longyuan Power Group Corp., Ltd. Class H....  3,255,000   2,620,297
    China Machinery Engineering Corp. Class H.........    180,000     112,846
    China Medical System Holdings, Ltd................    411,000     605,451
#   China Mengniu Dairy Co., Ltd......................  1,984,000   3,323,742
    China Merchants Bank Co., Ltd. Class H............  3,120,554   6,691,578
    China Merchants Holdings International Co.,
      Ltd.............................................  1,560,098   4,588,541
    China Minsheng Banking Corp., Ltd. Class H........  4,658,500   4,870,548
    China Mobile, Ltd.................................    172,500   2,136,157
    China Mobile, Ltd. Sponsored ADR..................    918,178  57,009,672
    China Molybdenum Co., Ltd. Class H................  1,638,966     373,278
#   China Oilfield Services, Ltd. Class H.............  1,632,000   1,291,402
    China Overseas Land & Investment, Ltd.............  3,626,000  11,960,601
#   China Overseas Property Holdings, Ltd.............  1,459,999     306,026
    China Pacific Insurance Group Co., Ltd. Class H...  1,547,400   5,499,013
    China Petroleum & Chemical Corp. ADR..............    132,615   9,523,062
    China Petroleum & Chemical Corp. Class H..........  8,670,800   6,218,456
    China Power International Development, Ltd........  3,319,000   1,355,195
    China Railway Construction Corp., Ltd. Class H....  2,743,500   3,307,568
*   China Railway Group, Ltd. Class H.................  3,186,000   2,410,223
#   China Resources Beer Holdings Co., Ltd............  1,112,710   2,157,616
    China Resources Gas Group, Ltd....................    690,000   2,027,619
    China Resources Land, Ltd.........................  3,234,666   8,068,317
    China Resources Power Holdings Co., Ltd...........  1,954,517   3,123,657
    China Shenhua Energy Co., Ltd. Class H............  1,817,000   3,488,609
#*  China Shipping Container Lines Co., Ltd.
      Class H.........................................  2,657,000     557,758
    China Shipping Development Co., Ltd. Class H......  1,056,000     598,992

                                     2076

THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- -----------
CHINA -- (Continued)
    China Southern Airlines Co., Ltd. Class H.........  2,638,000 $ 1,739,504
    China Southern Airlines Co., Ltd. Sponsored ADR... 14,306 474,101 China State Construction International Holdings,
      Ltd.............................................  1,668,000   2,235,421
*   China Taiping Insurance Holdings Co., Ltd.........  1,654,506   3,255,291
    China Telecom Corp., Ltd. ADR.....................     56,720   2,817,282
    China Telecom Corp., Ltd. Class H.................  4,088,000   2,020,387
    China Unicom Hong Kong, Ltd.......................  8,168,000   8,701,446
    China Unicom Hong Kong, Ltd. ADR..................    589,865   6,234,873
    China Vanke Co., Ltd. Class H.....................  1,896,700   4,300,667
    Chongqing Rural Commercial Bank Co., Ltd.
      Class H.........................................  4,350,000   2,289,226
#   CITIC Securities Co., Ltd. Class H................  2,805,000   5,992,642
#   CITIC, Ltd........................................  5,705,000   8,657,105
    CNOOC, Ltd........................................  5,051,000   6,087,629
    CNOOC, Ltd. Sponsored ADR.........................    127,716  15,375,729
    COSCO Pacific, Ltd................................  1,779,804   1,838,144
    Country Garden Holdings Co., Ltd..................  9,884,686   4,032,885
    CRRC Corp, Ltd. Class H...........................  3,040,000   2,797,107
    CSPC Pharmaceutical Group, Ltd....................  3,398,000   2,942,281
#   CSSC Offshore and Marine Engineering Group Co.,
      Ltd. Class H....................................    190,000     287,260
#   Dalian Port PDA Co., Ltd. Class H.................  1,495,000     314,929
#   Datang International Power Generation Co., Ltd.
      Class H.........................................  3,068,000     797,137
#   Dongfang Electric Corp., Ltd. Class H.............    297,600     235,968
    Dongfeng Motor Group Co., Ltd. Class H............  3,274,000   4,054,089
    ENN Energy Holdings, Ltd..........................    786,000   3,753,731
    Far East Horizon, Ltd.............................     87,000      68,610
    Fosun International, Ltd..........................  2,044,722   2,682,894
    Fullshare Holdings, Ltd...........................  2,012,500     872,935
    Fuyao Glass Industry Group Co., Ltd. Class H......    297,200     752,686
#   GCL-Poly Energy Holdings, Ltd.....................  5,289,814     727,572
#   Geely Automobile Holdings, Ltd....................  4,750,000   3,132,954
    GF Securities Co., Ltd. Class H...................    652,600   1,433,819
    Great Wall Motor Co., Ltd. Class H................  3,142,000   3,275,884
    Guangdong Investment, Ltd.........................  2,834,000   4,355,126
    Guangshen Railway Co., Ltd. Class H...............    172,000      84,312
    Guangshen Railway Co., Ltd. Sponsored ADR.........     27,717     677,403
    Guangzhou Automobile Group Co., Ltd. Class H......    974,259   1,253,262
#   Guangzhou Baiyunshan Pharmaceutical Holdings Co.,
      Ltd. Class H....................................     98,000     243,272
#   Guangzhou R&F Properties Co., Ltd. Class H........  2,458,800   3,731,394
    Haier Electronics Group Co., Ltd..................  1,326,000   2,227,487
    Haitong Securities Co., Ltd. Class H..............  2,196,800   3,586,335
*   Hanergy Thin Film Power Group, Ltd................  5,416,000     146,488
#   Hengan International Group Co., Ltd...............    647,000   5,446,063
    Huadian Power International Corp., Ltd. Class H...  1,738,000     824,093
    Huaneng Power International, Inc. Class H.........  1,598,000     984,448
    Huaneng Power International, Inc. Sponsored ADR...     34,452     847,175
    Huaneng Renewables Corp., Ltd. Class H............  2,940,000     943,818
    Huatai Securities Co., Ltd. Class H...............    742,000   1,520,280
#   Huishang Bank Corp., Ltd. Class H.................  1,038,000     490,336
    Industrial & Commercial Bank of China, Ltd.
      Class H......................................... 71,229,185  40,635,578
    Jiangsu Expressway Co., Ltd. Class H..............  1,356,000   1,918,422
    Jiangxi Copper Co., Ltd. Class H..................  1,501,000   1,725,139
#   Kunlun Energy Co., Ltd............................  6,128,000   4,660,353
    Lee & Man Paper Manufacturing, Ltd................    543,000     419,896

                                     2077

THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
CHINA -- (Continued)
#   Lenovo Group, Ltd.................................  9,299,278 $  6,026,397
    Longfor Properties Co., Ltd.......................  2,266,500    3,104,233
    Metallurgical Corp. of China, Ltd. Class H........  2,232,000      681,764
    Minth Group, Ltd..................................    402,000    1,301,612
    New China Life Insurance Co., Ltd. Class H........    540,400    1,922,523
    Nine Dragons Paper Holdings, Ltd..................  1,012,000      806,799
    People's Insurance Co. Group of China, Ltd. (The)
      Class H.........................................  9,338,000    3,607,605
    PetroChina Co., Ltd. ADR..........................    125,562    8,557,050
    PetroChina Co., Ltd. Class H......................  2,090,000    1,432,665
    PICC Property & Casualty Co., Ltd. Class H........  5,836,132    9,093,653
    Ping An Insurance Group Co. of China, Ltd.
      Class H.........................................  4,622,500   21,693,762
*   Qinqin Foodstuffs Group Cayman Co., Ltd...........    129,400       47,701
*   Semiconductor Manufacturing International Corp.... 27,381,000    2,219,787
*   Semiconductor Manufacturing International Corp.
      ADR.............................................     12,378       50,255
*   Shanghai Electric Group Co., Ltd. Class H.........  1,582,000      659,236
#   Shanghai Fosun Pharmaceutical Group Co., Ltd.
      Class H.........................................    292,500      719,222
    Shanghai Pharmaceuticals Holding Co., Ltd.
      Class H.........................................    618,200    1,470,077
#   Shengjing Bank Co., Ltd. Class H..................    233,500      257,743
#   Shenzhou International Group Holdings, Ltd........    438,000    2,312,143
    Shimao Property Holdings, Ltd.....................  3,034,871    3,973,991
    Sino Biopharmaceutical, Ltd.......................  3,945,000    2,642,943
    Sino-Ocean Land Holdings, Ltd.....................  3,854,743    1,633,395
    Sinopec Engineering Group Co., Ltd. Class H.......  1,341,000    1,173,035
#*  Sinopec Oilfield Service Corp. Class H............  1,818,000      338,908
    Sinopec Shanghai Petrochemical Co., Ltd.
      Class H.........................................  2,329,000    1,139,880
    Sinopec Shanghai Petrochemical Co., Ltd.
      Sponsored ADR...................................      7,418      363,828
    Sinopharm Group Co., Ltd. Class H.................  1,224,000    5,946,135
#   Sun Art Retail Group, Ltd.........................  3,039,500    2,113,888
#   Sunny Optical Technology Group Co., Ltd...........    469,000    1,872,323
    Tencent Holdings, Ltd.............................  4,351,400  105,099,908
#   Tingyi Cayman Islands Holding Corp................  2,860,000    2,481,126
#   Travelsky Technology, Ltd. Class H................    598,000    1,147,720
#   Tsingtao Brewery Co., Ltd. Class H................    256,000      904,375
#   Uni-President China Holdings, Ltd.................  1,166,000      895,206
#   Want Want China Holdings, Ltd.....................  5,137,000    3,154,457
#   Weichai Power Co., Ltd. Class H...................  1,708,400    2,054,417
#   Xinjiang Goldwind Science & Technology Co., Ltd.
      Class H.........................................    346,600      471,390
#   Yanzhou Coal Mining Co., Ltd. Class H.............    718,000      443,276
#   Yanzhou Coal Mining Co., Ltd. Sponsored ADR.......    106,215      664,906
    Zhejiang Expressway Co., Ltd. Class H.............  1,570,000    1,625,966
    Zhuzhou CRRC Times Electric Co., Ltd..............    447,000    2,473,151
    Zijin Mining Group Co., Ltd. Class H..............  3,699,000    1,352,311
#   Zoomlion Heavy Industry Science and Technology
      Co., Ltd. Class H...............................  1,589,400      540,455
#   ZTE Corp. Class H.................................    601,485      811,178
                                                                  ------------
TOTAL CHINA...........................................             709,685,950
                                                                  ------------
COLOMBIA -- (0.5%)
    Banco de Bogota SA................................     35,006      664,772
    Bancolombia SA....................................    331,749    2,625,896
    Bancolombia SA Sponsored ADR......................    140,271    4,791,657
    Cementos Argos SA.................................    427,348    1,600,815
*   Cemex Latam Holdings SA...........................     89,686      362,250
    Corp. Financiera Colombiana SA....................     74,674      933,552

                                     2078

THE EMERGING MARKETS SERIES
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
COLOMBIA -- (Continued)
*   Ecopetrol SA...................................... 2,862,362 $ 1,212,075
#   Ecopetrol SA Sponsored ADR........................   220,479   1,885,095
    Empresa de Energia de Bogota SA ESP............... 1,425,504     840,444
    Grupo Argos SA....................................    32,075     193,286
    Grupo Aval Acciones y Valores SA..................   112,983     871,099
    Grupo de Inversiones Suramericana SA..............   243,024   3,033,446
    Grupo Nutresa SA..................................   208,424   1,712,200
    Interconexion Electrica SA ESP....................   609,290   1,804,054
                                                                 -----------
TOTAL COLOMBIA........................................            22,530,641
                                                                 -----------
CZECH REPUBLIC -- (0.2%)
    CEZ A.S...........................................   261,476   4,948,794
    Komercni banka A.S................................    66,980   2,638,836
    O2 Czech Republic A.S.............................    34,934     340,837
    Pegas Nonwovens SA................................     5,839     194,396
    Philip Morris CR A.S..............................       712     388,286
    Unipetrol A.S.....................................    45,807     331,484
                                                                 -----------
TOTAL CZECH REPUBLIC..................................             8,842,633
                                                                 -----------
EGYPT -- (0.1%)
    Commercial International Bank Egypt S.A.E. GDR....     8,702      32,981
    Commercial International Bank Egypt SAE GDR....... 1,400,823   5,312,480
*   Egyptian Financial Group-Hermes Holding Co. GDR...       774       1,624
*   Global Telecom Holding SAE GDR....................   640,757   1,135,190
                                                                 -----------
TOTAL EGYPT...........................................             6,482,275
                                                                 -----------
GREECE -- (0.2%)
    Aegean Airlines SA................................    14,400     115,134
*   Alpha Bank AE.....................................   105,217     212,214
    Athens Water Supply & Sewage Co. SA (The).........    31,795     204,679
*   Eurobank Ergasias SA..............................       331         192
    FF Group..........................................    34,149     842,924
*   Hellenic Petroleum SA.............................   112,224     481,574
    Hellenic Telecommunications Organization SA.......   340,319   3,342,604
    JUMBO SA..........................................   168,373   1,991,782
    Motor Oil Hellas Corinth Refineries SA............    96,253   1,126,602
*   National Bank of Greece SA........................   128,189      29,497
    OPAP SA...........................................   278,698   2,236,881
*   Piraeus Bank SA...................................    20,676       3,534
    Titan Cement Co. SA...............................    61,385   1,406,998
                                                                 -----------
TOTAL GREECE..........................................            11,994,615
                                                                 -----------
HUNGARY -- (0.3%)
    MOL Hungarian Oil & Gas P.L.C.....................    99,767   6,259,403
    OTP Bank P.L.C....................................   227,128   5,538,753
    Richter Gedeon Nyrt...............................   216,026   4,566,431
                                                                 -----------
TOTAL HUNGARY.........................................            16,364,587
                                                                 -----------
INDIA -- (12.3%)
    ABB India, Ltd....................................    33,317     630,679
    ACC, Ltd..........................................    64,891   1,640,314
    Adani Ports and Special Economic Zone, Ltd........   807,107   2,806,377

                                     2079

THE EMERGING MARKETS SERIES
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
INDIA -- (Continued)
*   Aditya Birla Fashion and Retail, Ltd..............   616,504 $ 1,332,759
    Aditya Birla Nuvo, Ltd............................   132,730   2,829,803
    Ajanta Pharma, Ltd................................     5,556     147,590
    Amara Raja Batteries, Ltd.........................    79,101   1,113,328
    Ambuja Cements, Ltd............................... 1,004,466   4,078,673
    Apollo Hospitals Enterprise, Ltd..................   129,872   2,646,347
    Ashok Leyland, Ltd................................ 1,810,886   2,593,095
    Asian Paints, Ltd.................................   474,671   7,899,812
    Aurobindo Pharma, Ltd.............................   625,132   7,399,964
    Axis Bank, Ltd.................................... 2,058,467  16,847,620
    Bajaj Auto, Ltd...................................   155,378   6,287,010
    Bajaj Finance, Ltd................................    38,219   5,934,133
    Bajaj Finserv, Ltd................................    63,353   2,584,118
    Bajaj Holdings and Investment, Ltd................    53,068   1,436,840
    Bank of Baroda....................................   910,704   2,071,806
    Berger Paints India, Ltd..........................   331,080   1,179,464
    Bharat Electronics, Ltd...........................    51,903     960,867
    Bharat Forge, Ltd.................................   240,753   2,724,688
    Bharat Heavy Electricals, Ltd..................... 1,315,511   2,875,525
    Bharat Petroleum Corp., Ltd.......................   486,244   4,305,577
    Bharti Airtel, Ltd................................ 1,447,872   7,837,195
    Bharti Infratel, Ltd..............................   171,611   1,014,245
    Blue Dart Express, Ltd............................     5,432     476,441
    Bosch, Ltd........................................     8,365   3,137,483
    Britannia Industries, Ltd.........................    26,712   1,172,254
    Cadila Healthcare, Ltd............................   362,605   1,991,633
    Cairn India, Ltd..................................   655,103   1,901,739
    Castrol India, Ltd................................    38,740     256,721
    Cipla, Ltd........................................   567,858   4,485,033
    Coal India, Ltd...................................   434,684   2,136,141
    Colgate-Palmolive India, Ltd......................   142,544   1,992,953
    Container Corp. Of India, Ltd.....................    55,130   1,240,338
    CRISIL, Ltd.......................................     7,945     240,260
    Cummins India, Ltd................................    94,559   1,235,047
    Dabur India, Ltd..................................   743,476   3,380,196
    Divi's Laboratories, Ltd..........................   186,164   3,339,741
    DLF, Ltd..........................................   371,230     899,640
    Dr Reddy's Laboratories, Ltd......................    71,015   3,121,081
#   Dr Reddy's Laboratories, Ltd. ADR.................   148,465   6,480,497
    Eicher Motors, Ltd................................    20,610   6,938,886
    Emami, Ltd........................................    90,332   1,545,542
    Exide Industries, Ltd.............................   307,619     826,063
    GAIL India, Ltd...................................   575,655   3,291,484
    GAIL India, Ltd. GDR..............................    28,791     983,483
    Gillette India, Ltd...............................     3,761     266,763
    GlaxoSmithKline Consumer Healthcare, Ltd..........    14,937   1,407,463
    GlaxoSmithKline Pharmaceuticals, Ltd..............    13,217     651,037
    Glenmark Pharmaceuticals, Ltd.....................   316,017   4,079,171
    Godrej Consumer Products, Ltd.....................   168,863   4,009,788
    Grasim Industries, Ltd............................     6,301     461,234
    Havells India, Ltd................................   407,089   2,369,980
    HCL Technologies, Ltd............................. 1,011,418  11,376,432
    HDFC Bank, Ltd.................................... 1,530,953  28,547,966

                                     2080

THE EMERGING MARKETS SERIES
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
INDIA -- (Continued)
    Hero MotoCorp, Ltd................................   156,975 $ 7,503,582
    Hindalco Industries, Ltd.......................... 1,549,771   3,097,006
    Hindustan Petroleum Corp., Ltd....................   115,630   2,179,267
    Hindustan Unilever, Ltd........................... 1,148,145  15,829,764
    Housing Development Finance Corp., Ltd............   933,748  19,262,041
    ICICI Bank, Ltd................................... 1,656,257   6,411,866
    ICICI Bank, Ltd. Sponsored ADR.................... 1,043,395   7,908,934
    Idea Cellular, Ltd................................ 2,689,000   4,226,919
    IDFC Bank, Ltd....................................   601,656     466,428
    Indiabulls Housing Finance, Ltd...................   546,591   6,246,465
    Indian Oil Corp., Ltd.............................   612,255   4,972,914
    IndusInd Bank, Ltd................................   390,301   6,855,515
    Infosys, Ltd...................................... 1,886,232  30,250,060
    Infosys, Ltd. Sponsored ADR.......................   847,888  13,930,800
    ITC, Ltd.......................................... 4,896,443  18,563,580
    JSW Energy, Ltd...................................    50,817      63,025
    JSW Steel, Ltd....................................   366,359   9,176,367
    Kansai Nerolac Paints, Ltd........................     4,919      25,348
*   KAYA, Ltd.........................................     2,327      28,326
    Kotak Mahindra Bank, Ltd..........................   535,900   6,117,859
    Larsen & Toubro, Ltd..............................   363,180   8,455,696
    LIC Housing Finance, Ltd..........................   847,563   6,590,562
    Lupin, Ltd........................................   355,461   9,281,272
    Mahindra & Mahindra Financial Services, Ltd.......   268,646   1,329,765
    Mahindra & Mahindra, Ltd..........................   678,651  14,883,228
    Marico, Ltd.......................................   748,884   3,182,854
    Maruti Suzuki India, Ltd..........................   138,331   9,871,179
    Max Financial Services, Ltd.......................    48,633     424,428
*   MAX India, Ltd....................................    75,452     149,023
*   Max Ventures & Industries, Ltd....................    15,090      14,193
    Motherson Sumi Systems, Ltd.......................   542,274   2,697,942
    MRF, Ltd..........................................     2,969   1,502,176
    Nestle India, Ltd.................................    37,106   3,959,288
    NHPC, Ltd......................................... 2,310,835     874,840
    NTPC, Ltd......................................... 1,434,092   3,396,788
    Oil & Natural Gas Corp., Ltd......................   989,305   3,294,432
    Oil India, Ltd....................................   221,777   1,222,999
    Oracle Financial Services Software, Ltd...........    27,493   1,516,291
    Page Industries, Ltd..............................     9,049   1,946,352
    Petronet LNG, Ltd.................................   398,083   1,773,479
    Pidilite Industries, Ltd..........................   196,824   2,148,625
    Piramal Enterprises, Ltd..........................   106,454   2,555,162
    Power Finance Corp., Ltd..........................   773,284   2,531,521
    Power Grid Corp. of India, Ltd.................... 1,556,300   4,094,406
    Procter & Gamble Hygiene & Health Care, Ltd.......    10,286   1,018,205
    Rajesh Exports, Ltd...............................   124,035     809,801
    Reliance Industries, Ltd.......................... 1,625,226  24,680,275
    Reliance Power, Ltd...............................   327,864     265,858
    Rural Electrification Corp., Ltd..................   756,926   2,409,426
    Shree Cement, Ltd.................................    10,928   2,617,179
    Shriram Transport Finance Co., Ltd................   268,934   5,143,696
    Siemens, Ltd......................................    65,181   1,292,067
    State Bank of India............................... 1,858,229   6,413,047

                                     2081

THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
INDIA -- (Continued)
    Sun Pharmaceutical Industries, Ltd................  1,259,691 $ 15,640,231
    Sun TV Network, Ltd...............................    204,506    1,373,583
    Sundaram Finance, Ltd.............................     13,385      298,238
    Tata Consultancy Services, Ltd....................    720,066   28,268,674
    Tata Motors, Ltd..................................  1,952,358   14,741,158
    Tata Motors, Ltd. Sponsored ADR...................     84,855    3,210,065
    Tata Power Co., Ltd...............................  2,105,165    2,266,846
    Tata Steel, Ltd...................................    683,642    3,629,942
    Tech Mahindra, Ltd................................    955,950    6,912,982
    Titan Co., Ltd....................................    329,228    2,073,312
    Torrent Pharmaceuticals, Ltd......................     94,358    2,040,626
    Ultratech Cement, Ltd.............................     43,023    2,393,275
    United Breweries, Ltd.............................     96,720    1,178,200
*   United Spirits, Ltd...............................     58,173    2,124,244
    UPL, Ltd..........................................    812,040    7,625,888
    Vedanta, Ltd......................................  3,139,759    7,780,438
    Vedanta, Ltd. ADR.................................     42,052      408,745
    Wipro, Ltd........................................    722,147    5,893,649
    Yes Bank, Ltd.....................................    271,196    4,947,446
    Zee Entertainment Enterprises, Ltd................    719,876    5,370,924
                                                                  ------------
TOTAL INDIA...........................................             609,060,906
                                                                  ------------
INDONESIA -- (3.2%)
    Adaro Energy Tbk PT............................... 37,523,800    2,995,993
    AKR Corporindo Tbk PT.............................  1,809,000      934,560
*   Astra Agro Lestari Tbk PT.........................  1,223,444    1,357,304
    Astra International Tbk PT........................ 23,646,410   14,001,276
    Bank Central Asia Tbk PT.......................... 15,447,700   17,072,179
    Bank Danamon Indonesia Tbk PT.....................  5,763,579    1,541,884
    Bank Mandiri Persero Tbk PT....................... 11,092,217    8,610,795
    Bank Negara Indonesia Persero Tbk PT.............. 14,471,622    5,933,417
*   Bank Pan Indonesia Tbk PT.........................  2,302,500      137,490
    Bank Rakyat Indonesia Persero Tbk PT.............. 15,742,100   13,904,674
*   Bayan Resources Tbk PT............................     79,500       47,948
    Bumi Serpong Damai Tbk PT......................... 15,448,500    2,474,277
    Charoen Pokphand Indonesia Tbk PT................. 10,504,800    3,017,128
    Ciputra Development Tbk PT........................ 12,934,246    1,391,093
    Gudang Garam Tbk PT...............................    675,500    3,488,126
    Indocement Tunggal Prakarsa Tbk PT................  2,000,200    2,615,750
    Indofood CBP Sukses Makmur Tbk PT.................  3,456,800    2,276,486
    Indofood Sukses Makmur Tbk PT..................... 11,903,400    7,591,797
*   Indosat Tbk PT....................................  1,720,800      901,098
    Jasa Marga Persero Tbk PT.........................  3,626,900    1,478,483
    Kalbe Farma Tbk PT................................ 32,614,300    4,183,051
    Lippo Karawaci Tbk PT............................. 40,640,200    3,525,267
    Matahari Department Store Tbk PT..................  1,166,400    1,780,146
    Mayora Indah Tbk PT...............................    862,133    2,614,789
    Media Nusantara Citra Tbk PT...................... 12,992,900    2,142,454
    Pakuwon Jati Tbk PT............................... 58,500,300    2,917,058
    Perusahaan Gas Negara Persero Tbk................. 13,675,600    3,446,219
    Semen Indonesia Persero Tbk PT....................  6,596,100    4,740,322
    Sinar Mas Agro Resources & Technology Tbk PT......  1,116,500      319,982
    Sumber Alfaria Trijaya Tbk PT.....................    255,200       11,479

                                     2082

THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
INDONESIA -- (Continued)
    Summarecon Agung Tbk PT........................... 21,383,500 $  2,779,889
    Surya Citra Media Tbk PT.......................... 10,406,100    2,520,960
    Telekomunikasi Indonesia Persero Tbk PT........... 39,175,700   12,752,118
    Telekomunikasi Indonesia Persero Tbk PT Sponsored
      ADR.............................................     98,384    6,493,344
    Tower Bersama Infrastructure Tbk PT...............  2,884,000    1,257,019
*   Trada Maritime Tbk PT.............................  1,271,100        4,852
    Unilever Indonesia Tbk PT.........................  2,121,800    7,307,952
    United Tractors Tbk PT............................  4,899,996    5,905,749
    Waskita Karya Persero Tbk PT......................  6,283,179    1,331,934
*   XL Axiata Tbk PT..................................  7,703,800    2,184,732
                                                                  ------------
TOTAL INDONESIA.......................................             159,991,074
                                                                  ------------
MALAYSIA -- (3.7%)
    Aeon Co. M Bhd....................................     44,200       29,449
    Affin Holdings Bhd................................  1,020,700      534,850
    Alliance Financial Group Bhd......................  2,238,000    2,191,284
    AMMB Holdings Bhd.................................  5,557,859    5,878,292
    Astro Malaysia Holdings Bhd.......................  2,488,700    1,788,372
    Axiata Group Bhd..................................  3,906,251    5,466,850
    Batu Kawan Bhd....................................    105,400      466,002
*   Berjaya Land Bhd..................................     43,000        7,287
    BIMB Holdings Bhd.................................  1,143,255    1,134,131
    Boustead Holdings Bhd.............................    552,300      282,343
    British American Tobacco Malaysia Bhd.............    212,600    2,578,930
    Bursa Malaysia Bhd................................    354,600      750,417
    CIMB Group Holdings Bhd...........................  6,394,272    6,901,816
    Dialog Group Bhd..................................  4,981,118    1,864,653
#   DiGi.Com Bhd......................................  5,805,020    7,075,915
#   Felda Global Ventures Holdings Bhd................    379,100      172,529
#   Gamuda Bhd........................................  2,395,200    2,836,290
    Genting Bhd.......................................  4,164,400    8,415,878
    Genting Malaysia Bhd..............................  3,837,600    4,051,922
    Genting Plantations Bhd...........................    325,000      841,876
#   HAP Seng Consolidated Bhd.........................  1,066,700    2,030,810
#   Hartalega Holdings Bhd............................  1,084,200    1,145,270
    Hong Leong Bank Bhd...............................  1,040,166    3,356,967
    Hong Leong Financial Group Bhd....................    744,483    2,786,863
    IHH Healthcare Bhd................................  2,243,200    3,606,077
    IJM Corp. Bhd.....................................  7,006,462    5,835,657
    IOI Corp. Bhd.....................................  4,711,405    4,898,946
    IOI Properties Group Bhd..........................  2,441,943    1,416,142
    Kuala Lumpur Kepong Bhd...........................    504,800    2,869,107
#   Lafarge Malaysia Bhd..............................    659,480    1,288,354
    LPI Capital Bhd...................................     25,950      102,429
#   Malayan Banking Bhd...............................  5,958,742   11,751,354
#   Malaysia Airports Holdings Bhd....................  1,492,441    2,181,015
#   Maxis Bhd.........................................  2,881,400    4,262,431
    MISC Bhd..........................................  1,581,998    2,920,950
#   MMC Corp. Bhd.....................................  1,978,300    1,021,866
    Nestle Malaysia Bhd...............................     26,400      512,418
    Oriental Holdings Bhd.............................     24,100       39,090
    Petronas Chemicals Group Bhd......................  3,567,800    5,742,544
    Petronas Dagangan Bhd.............................    367,500    2,102,701

                                     2083

THE EMERGING MARKETS SERIES
CONTINUED


                                                        SHARES     VALUE++
                                                      ---------- ------------
MALAYSIA -- (Continued)
    Petronas Gas Bhd.................................    890,500 $  4,873,224
    PPB Group Bhd....................................    900,800    3,543,878
    Public Bank Bhd..................................  3,537,614   16,958,597
#   QL Resources Bhd.................................    630,900      676,100
    RHB Capital Bhd..................................  1,537,905    1,925,770
#   Sapurakencana Petroleum Bhd...................... 10,900,700    3,870,679
    Sime Darby Bhd...................................  3,639,627    6,641,387
#   SP Setia Bhd Group...............................  1,038,380      783,791
#   Sunway Bhd.......................................  1,710,000    1,230,898
#   Telekom Malaysia Bhd.............................  1,435,664    2,410,673
    Tenaga Nasional Bhd..............................  4,375,250   15,461,593
#   Top Glove Corp. Bhd..............................    908,900      958,063
#   UEM Sunrise Bhd..................................  2,331,937      597,149
#   UMW Holdings Bhd.................................  1,515,766    2,125,513
    United Plantations Bhd...........................     61,000      397,771
#   Westports Holdings Bhd...........................  1,509,000    1,670,436
    YTL Corp. Bhd.................................... 16,425,686    6,743,421
#   YTL Power International Bhd......................  3,177,547    1,116,507
                                                                 ------------
TOTAL MALAYSIA.......................................             185,125,527
                                                                 ------------
MEXICO -- (5.0%)
    Alfa S.A.B. de C.V. Class A......................  8,197,783   13,378,782
#   America Movil S.A.B. de C.V. Series L............ 46,329,297   26,660,966
    America Movil S.A.B. de C.V. Series L ADR........     22,528      259,748
#   Arca Continental S.A.B. de C.V...................    688,801    4,427,062
*   Cemex S.A.B. de C.V.............................. 10,756,423    8,197,828
*   Cemex S.A.B. de C.V. Sponsored ADR...............  1,691,964   12,943,525
    Coca-Cola Femsa S.A.B. de C.V. Series L..........    510,276    4,000,564
    Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR.....     36,634    2,878,700
*   Corp Interamericana de Entretenimiento S.A.B. de
      C.V. Class B...................................      8,726        6,515
#   El Puerto de Liverpool S.A.B. de C.V. Class C1...    185,660    1,784,712
    Fomento Economico Mexicano S.A.B. de C.V.........  1,793,669   16,044,489
    Fomento Economico Mexicano S.A.B. de C.V.
      Sponsored ADR..................................     39,796    3,561,742
    Gruma S.A.B. de C.V. Class B.....................    541,859    7,801,036
    Grupo Aeroportuario del Pacifico S.A.B. de C.V.
      ADR............................................     15,027    1,476,703
    Grupo Aeroportuario del Pacifico S.A.B. de C.V.
      Class B........................................    469,811    4,618,681
    Grupo Aeroportuario del Sureste S.A.B. de C.V.
      ADR............................................     32,867    5,051,987
    Grupo Bimbo S.A.B. de C.V. Series A..............  2,488,007    7,434,828
    Grupo Carso S.A.B. de C.V. Series A1.............    911,747    3,719,441
#   Grupo Elektra S.A.B. de C.V......................     88,461    1,307,807
    Grupo Financiero Banorte S.A.B. de C.V.
      Class O........................................  4,709,628   25,796,202
    Grupo Financiero Inbursa S.A.B. de C.V.
      Class O........................................  3,541,932    5,685,981
    Grupo Financiero Santander Mexico S.A.B. de C.V.
      Class B........................................  3,362,943    6,134,008
    Grupo Financiero Santander Mexico S.A.B. de C.V.
      Class B ADR....................................     84,444      770,974
#   Grupo Lala S.A.B. de C.V.........................  1,018,201    2,208,546
    Grupo Mexico S.A.B. de C.V. Series B.............  6,058,822   14,618,726
*   Grupo Qumma SA de C.V. Series B..................      1,591           --
    Grupo Sanborns S.A.B. de C.V.....................     28,885       36,357
    Grupo Televisa S.A.B. Series CPO.................  3,356,577   17,828,347
    Grupo Televisa S.A.B. Sponsored ADR..............    148,075    3,934,353
#*  Impulsora del Desarrollo y El Empleo en America
      Latina S.A.B. de C.V...........................  2,362,916    3,665,985
    Industrias Penoles S.A.B. de C.V.................    252,581    6,469,576
#   Infraestructura Energetica Nova S.A.B. de C.V....    410,039    1,654,808

                                     2084

THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
MEXICO -- (Continued)
    Kimberly-Clark de Mexico S.A.B. de C.V. Class A....  2,348,560 $  5,308,372
#*  La Comer S.A.B. de C.V.............................    758,975      675,994
    Megacable Holdings S.A.B. de C.V...................     89,863      364,245
#   Mexichem S.A.B. de C.V.............................  2,819,937    6,152,726
#*  Minera Frisco S.A.B. de C.V. Class A1..............     91,909       75,635
*   Organizacion Soriana S.A.B. de C.V. Class B........  1,102,476    2,713,561
    Promotora y Operadora de Infraestructura S.A.B. de
      C.V..............................................    389,314    4,549,056
*   Savia SA Class A...................................    120,000           --
#*  Telesites S.A.B. de C.V............................    708,027      429,348
    Wal-Mart de Mexico S.A.B. de C.V...................  7,054,235   16,102,467
                                                                   ------------
TOTAL MEXICO...........................................             250,730,383
                                                                   ------------
PERU -- (0.3%)
    Cementos Pacasmayo SAA ADR.........................      6,659       59,931
*   Cia de Minas Buenaventura SAA ADR..................    139,674    2,046,224
    Credicorp, Ltd.....................................     78,885   12,647,632
    Grana y Montero SAA Sponsored ADR..................     69,386      565,496
                                                                   ------------
TOTAL PERU.............................................              15,319,283
                                                                   ------------
PHILIPPINES -- (1.9%)
    Aboitiz Equity Ventures, Inc.......................  2,259,870    3,747,173
    Aboitiz Power Corp.................................  2,462,500    2,366,380
    Alliance Global Group, Inc.........................  7,817,700    2,685,458
    Ayala Corp.........................................    284,537    5,260,081
    Ayala Land, Inc....................................  9,207,218    7,723,835
    Bank of the Philippine Islands.....................  1,179,853    2,404,624
    BDO Unibank, Inc...................................  2,525,651    6,073,551
    DMCI Holdings, Inc.................................  9,941,400    2,748,508
    DoubleDragon Properties Corp.......................    198,090      241,502
    Emperador, Inc.....................................  1,850,900      292,344
    Energy Development Corp............................ 26,284,600    3,279,587
*   Fwbc Holdings, Inc.................................  2,006,957           --
    Globe Telecom, Inc.................................     52,815    2,543,127
    GT Capital Holdings, Inc...........................    131,905    4,313,816
    International Container Terminal Services, Inc.....  1,287,400    1,750,737
    JG Summit Holdings, Inc............................  1,800,080    3,192,350
    Jollibee Foods Corp................................    695,840    3,768,498
    LT Group, Inc......................................  4,344,100    1,438,887
    Manila Electric Co.................................    329,530    2,267,514
    Megaworld Corp..................................... 23,849,800    2,549,409
    Metro Pacific Investments Corp..................... 24,178,700    3,853,232
    Metropolitan Bank & Trust Co.......................    720,665    1,453,399
    Philippine Long Distance Telephone Co..............     90,610    4,047,134
    Philippine Long Distance Telephone Co. Sponsored
      ADR..............................................     50,043    2,255,438
*   Philippine National Bank...........................    284,768      379,459
    Puregold Price Club, Inc...........................  1,480,800    1,508,908
    Robinsons Land Corp................................  3,988,000    2,711,300
    Robinsons Retail Holdings, Inc.....................    373,260      683,013
    San Miguel Corp....................................  1,320,670    2,299,961
    Security Bank Corp.................................    131,420      611,260
    Semirara Mining & Power Corp.......................    516,090    1,308,842
    SM Investments Corp................................    282,933    4,142,069

                                     2085

THE EMERGING MARKETS SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
PHILIPPINES -- (Continued)
    SM Prime Holdings, Inc............................... 8,486,110 $ 5,266,612
*   Top Frontier Investment Holdings, Inc................    42,789     175,310
    Universal Robina Corp................................ 1,282,840   5,461,580
                                                                    -----------
TOTAL PHILIPPINES........................................            94,804,898
                                                                    -----------
POLAND -- (1.5%)
*   Alior Bank SA........................................   120,943   1,567,508
*   AmRest Holdings SE...................................     1,084      68,792
    Bank Handlowy w Warszawie SA.........................    44,679     788,944
*   Bank Millennium SA................................... 1,019,364   1,197,364
    Bank Pekao SA........................................   111,545   3,530,206
    Bank Zachodni WBK SA.................................    50,450   3,625,108
    Budimex SA...........................................       505      23,516
    CCC SA...............................................    29,161   1,330,544
#*  Cyfrowy Polsat SA....................................   393,451   2,378,149
*   Enea SA..............................................   346,342     973,092
    Energa SA............................................   214,565     536,162
    Eurocash SA..........................................   127,351   1,711,176
    Grupa Azoty SA.......................................    78,276   1,457,775
*   Grupa Lotos SA.......................................   168,481   1,264,661
#   ING Bank Slaski SA...................................    39,521   1,343,581
    Kernel Holding SA....................................     2,130      33,827
    KGHM Polska Miedz SA.................................   408,675   8,253,663
#   LPP SA...............................................     1,624   2,047,376
*   mBank SA.............................................    26,866   2,092,143
    Orange Polska SA..................................... 1,116,971   1,545,018
    PGE Polska Grupa Energetyczna SA..................... 2,683,831   8,818,484
#   Polski Koncern Naftowy Orlen SA......................   649,675  10,409,718
    Polskie Gornictwo Naftowe i Gazownictwo SA........... 2,283,734   3,168,921
*   Powszechna Kasa Oszczednosci Bank Polski SA..........   964,323   5,894,094
    Powszechny Zaklad Ubezpieczen SA.....................   808,411   5,847,995
*   Synthos SA...........................................   874,712     888,860
*   Tauron Polska Energia SA............................. 2,200,922   1,738,531
                                                                    -----------
TOTAL POLAND.............................................            72,535,208
                                                                    -----------
RUSSIA -- (1.7%)
    Gazprom PJSC Sponsored ADR........................... 5,279,647  21,630,862
*   Lenta, Ltd. GDR(BJ621Y903)...........................    30,830     231,528
*   Lenta, Ltd. GDR(52634T200)...........................    15,450     116,030
    LUKOIL PJSC Sponsored ADR............................   257,005  11,062,081
    Magnitogorsk Iron & Steel Works OJSC GDR.............   197,103   1,125,191
*   Mail.ru Group, Ltd. GDR(B53NQB903)...................    41,223     796,149
*   Mail.Ru Group, Ltd. GDR(560317208)...................     9,372     180,880
    MegaFon PJSC GDR.....................................    95,962     948,007
    MMC Norilsk Nickel PJSC ADR..........................   406,377   5,949,335
    NOVATEK OAO GDR......................................    51,690   5,195,742
    Novolipetsk Steel PJSC GDR...........................   123,601   1,788,069
    PhosAgro PJSC GDR....................................    65,933     910,137
    Rosneft OAO GDR......................................   833,683   4,053,711
    Rostelecom PJSC Sponsored ADR........................    78,867     606,095
    RusHydro PJSC ADR(BYZ5W4903)......................... 1,329,772   1,377,285
    RusHydro PJSC ADR(782183404).........................    12,131      12,677

                                     2086

THE EMERGING MARKETS SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
RUSSIA -- (Continued)
    Sberbank of Russia PJSC Sponsored ADR................ 1,818,206 $15,842,422
    Severstal PAO GDR....................................   216,701   2,565,859
    Tatneft PJSC Sponsored ADR...........................   270,983   7,716,213
    VTB Bank PJSC GDR....................................   130,253     258,031
    VTB Bank PJSC GDR.................................... 1,358,280   2,696,179
*   X5 Retail Group NV GDR(B07T3T903)....................     4,029      87,890
*   X5 Retail Group NV GDR(98387E205)....................     9,111     198,620
                                                                    -----------
TOTAL RUSSIA.............................................            85,348,993
                                                                    -----------
SOUTH AFRICA -- (8.8%)
#*  African Bank Investments, Ltd........................   709,671       2,970
*   Anglo American Platinum, Ltd.........................   128,669   4,090,921
*   AngloGold Ashanti, Ltd. Sponsored ADR................ 1,637,102  35,868,905
    Aspen Pharmacare Holdings, Ltd.......................   447,818  12,093,893
    AVI, Ltd.............................................   706,767   4,569,046
    Barclays Africa Group, Ltd........................... 1,051,800  11,634,099
*   Bid Corp., Ltd.......................................   778,465  14,525,926
    Bidvest Group, Ltd. (The)............................   778,465   8,947,754
*   Brait SE.............................................   232,213   2,088,789
#   Capitec Bank Holdings, Ltd...........................    82,863   3,675,166
    Discovery, Ltd.......................................   696,882   6,279,261
    Distell Group, Ltd...................................    70,509     843,949
    FirstRand, Ltd....................................... 4,730,180  16,552,563
    Foschini Group, Ltd. (The)...........................   590,567   6,336,991
    Gold Fields, Ltd. Sponsored ADR...................... 2,642,178  16,407,925
*   Impala Platinum Holdings, Ltd........................   613,363   2,707,098
    Imperial Holdings, Ltd...............................   618,348   7,390,053
    Investec, Ltd........................................   841,341   5,073,252
#*  Kumba Iron Ore, Ltd..................................    96,985     948,675
    Liberty Holdings, Ltd................................   508,691   4,490,798
    Life Healthcare Group Holdings, Ltd.................. 2,602,500   7,081,281
    MMI Holdings, Ltd.................................... 3,545,776   5,914,746
    Mondi, Ltd...........................................   273,651   5,545,765
    Mr. Price Group, Ltd.................................   545,010   8,987,647
    MTN Group, Ltd....................................... 2,516,919  25,441,022
    Naspers, Ltd. Class N................................   370,571  58,151,215
#   Nedbank Group, Ltd...................................   634,489   9,103,220
    Netcare, Ltd......................................... 2,630,152   6,094,172
    New Europe Property Investments P.L.C................    79,859     954,755
#   Pick n Pay Stores, Ltd...............................   473,477   2,672,224
    Pioneer Foods Group, Ltd.............................   225,369   2,903,228
    PSG Group, Ltd.......................................   156,246   2,232,186
    Sanlam, Ltd.......................................... 2,981,061  14,065,773
    Santam, Ltd..........................................    17,918     301,052
*   Sappi, Ltd........................................... 1,031,164   5,245,369
    Sasol, Ltd...........................................   130,693   3,477,582
    Sasol, Ltd. Sponsored ADR............................   778,314  20,773,201
    Shoprite Holdings, Ltd...............................   951,195  13,939,817
    Sibanye Gold, Ltd....................................   118,491     552,271
    Spar Group, Ltd. (The)...............................   284,382   4,244,908
    Standard Bank Group, Ltd............................. 2,023,352  20,209,839
    Steinhoff International Holdings NV.................. 3,305,727  20,909,176
    Telkom SA SOC, Ltd...................................   838,393   3,890,870

                                     2087

THE EMERGING MARKETS SERIES
CONTINUED


                                                       SHARES     VALUE++
                                                      --------- ------------
SOUTH AFRICA -- (Continued)
    Tiger Brands, Ltd................................   257,382 $  7,229,506
    Truworths International, Ltd.....................   949,415    6,110,679
    Tsogo Sun Holdings, Ltd..........................   311,671      651,188
    Vodacom Group, Ltd...............................   520,334    6,030,501
    Woolworths Holdings, Ltd......................... 1,765,305   11,377,851
                                                                ------------
TOTAL SOUTH AFRICA...................................            438,619,078
                                                                ------------
SOUTH KOREA -- (14.6%)
    Amorepacific Corp................................    38,725   13,407,895
    AMOREPACIFIC Group...............................    35,323    4,556,742
    BGF retail Co., Ltd..............................     5,282      944,251
    BNK Financial Group, Inc.........................   620,267    4,881,366
#*  Celltrion, Inc...................................    65,022    6,046,699
    Cheil Worldwide, Inc.............................    73,456    1,181,307
#   CJ CGV Co., Ltd..................................    16,235    1,328,451
    CJ CheilJedang Corp..............................    16,081    5,663,089
    CJ Corp..........................................    27,709    4,967,687
    CJ E&M Corp......................................    19,443    1,234,483
#*  CJ Korea Express Corp............................     4,508      807,486
*   Com2uSCorp.......................................     9,584      989,740
    Coway Co., Ltd...................................    70,382    5,380,370
    Cuckoo Electronics Co., Ltd......................       304       40,502
    Daelim Industrial Co., Ltd.......................    45,910    3,449,203
#*  Daewoo Engineering & Construction Co., Ltd.......   133,508      743,490
#*  Daewoo Shipbuilding & Marine Engineering Co.,
      Ltd............................................   165,407      661,539
    DGB Financial Group, Inc.........................   246,269    1,983,880
    Dongbu Insurance Co., Ltd........................    80,628    4,583,135
    Dongsuh Cos Inc..................................    21,475      625,847
#   Dongwon Systems Corp.............................     3,309      185,802
    Doosan Corp......................................    23,998    2,418,272
#   Doosan Heavy Industries & Construction Co.,
      Ltd............................................   115,996    2,727,106
    E-MART, Inc......................................    28,588    4,176,400
    Grand Korea Leisure Co., Ltd.....................    38,572      896,050
    Green Cross Corp.................................     3,906      611,505
#   Green Cross Holdings Corp........................    18,294      560,538
#*  GS Engineering & Construction Corp...............    78,050    2,006,337
    GS Holdings Corp.................................   130,601    5,643,168
#   GS Retail Co., Ltd...............................    21,329      961,872
    Hana Financial Group, Inc........................   477,076   11,746,378
    Hankook Tire Co., Ltd............................   166,875    8,082,648
#   Hanmi Pharm Co., Ltd.............................     2,680    1,464,590
#   Hanmi Science Co., Ltd...........................     9,206    1,184,629
    Hanon Systems....................................   189,125    1,938,291
#   Hansae Co., Ltd..................................    20,705      570,339
#   Hanssem Co., Ltd.................................    12,225    1,878,849
    Hanwha Chemical Corp.............................   119,694    2,738,071
    Hanwha Corp......................................   104,017    3,313,518
    Hanwha Life Insurance Co., Ltd...................   395,871    2,042,181
    Hanwha Techwin Co., Ltd..........................    38,062    1,840,768
#   Hite Jinro Co., Ltd..............................    45,529      914,839
#   Hotel Shilla Co., Ltd............................    38,111    2,030,962
#   Hyosung Corp.....................................    58,732    7,298,762
    Hyundai Department Store Co., Ltd................    23,924    2,654,468

                                     2088

THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
SOUTH KOREA -- (Continued)
    Hyundai Development Co-Engineering & Construction....  56,106 $ 2,224,341
*   Hyundai Elevator Co., Ltd............................  10,664     588,852
    Hyundai Engineering & Construction Co., Ltd.......... 140,523   4,636,551
    Hyundai Glovis Co., Ltd..............................  23,344   3,506,194
    Hyundai Greenfood Co., Ltd...........................  44,457     737,422
#*  Hyundai Heavy Industries Co., Ltd....................  68,236   7,673,794
    Hyundai Home Shopping Network Corp...................   1,349     146,337
    Hyundai Marine & Fire Insurance Co., Ltd............. 158,591   4,287,746
    Hyundai Mobis Co., Ltd...............................  57,294  13,064,899
    Hyundai Motor Co..................................... 175,874  20,751,780
#   Hyundai Securities Co., Ltd.......................... 227,051   1,397,542
    Hyundai Steel Co..................................... 164,371   7,456,149
    Hyundai Wia Corp.....................................  26,879   2,065,145
    Industrial Bank of Korea............................. 468,370   4,959,992
#   Kakao Corp...........................................  15,117   1,227,153
    Kangwon Land, Inc....................................  95,731   3,504,095
    KB Financial Group, Inc.............................. 398,456  12,652,098
    KB Financial Group, Inc. ADR......................... 103,883   3,299,324
    KB Insurance Co., Ltd................................  86,639   2,197,662
    KCC Corp.............................................   7,792   2,746,533
#   KEPCO Plant Service & Engineering Co., Ltd...........  27,560   1,688,686
    Kia Motors Corp...................................... 293,465  11,054,920
    KIWOOM Securities Co., Ltd...........................   2,675     189,066
#   Kolon Industries, Inc................................  18,040   1,404,676
#*  Komipharm International Co., Ltd.....................   5,161     139,451
#   Korea Aerospace Industries, Ltd......................  59,554   4,289,644
    Korea Electric Power Corp............................ 220,479  12,070,957
    Korea Electric Power Corp. Sponsored ADR.............  79,658   2,165,901
    Korea Gas Corp.......................................  40,921   1,550,635
    Korea Investment Holdings Co., Ltd...................  61,753   2,592,185
#   Korea Kolmar Co., Ltd................................  17,594   1,493,212
    Korea Petrochemical Ind Co., Ltd.....................     262      55,136
    Korea Zinc Co., Ltd..................................   7,147   3,260,079
*   Korean Air Lines Co., Ltd............................  93,709   2,383,532
    Korean Reinsurance Co................................  14,728     159,132
#   KT Corp. Sponsored ADR...............................  95,200   1,452,752
    KT&G Corp............................................ 132,438  14,321,912
#   Kumho Petrochemical Co., Ltd.........................  20,929   1,137,535
*   Kumho Tire Co., Inc..................................  51,718     460,365
    LG Chem, Ltd.........................................  42,069   9,168,373
    LG Corp.............................................. 105,265   5,979,291
    LG Display Co., Ltd.................................. 363,272  10,071,841
    LG Display Co., Ltd. ADR............................. 808,137  11,281,593
    LG Electronics, Inc.................................. 217,266  10,389,757
    LG Household & Health Care, Ltd......................  11,853  10,676,287
    LG Innotek Co., Ltd..................................  35,915   2,871,387
    LG Uplus Corp........................................ 539,707   5,282,863
#*  Loen Entertainment, Inc..............................   7,273     526,528
#   Lotte Chemical Corp..................................  20,916   5,683,277
#   Lotte Chilsung Beverage Co., Ltd.....................     684   1,008,998
    Lotte Confectionery Co., Ltd.........................   1,307     221,225
#   Lotte Shopping Co., Ltd..............................  17,857   3,079,492
    LS Corp..............................................  21,498   1,025,396

                                     2089

THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- ------------
SOUTH KOREA -- (Continued)
    LS Industrial Systems Co., Ltd.......................   6,817 $    264,610
    Macquarie Korea Infrastructure Fund.................. 447,213    3,572,403
#   Mando Corp...........................................  11,458    2,664,273
#   Medy-Tox, Inc........................................   5,027    1,947,459
    Meritz Financial Group, Inc..........................  43,170      478,045
#   Meritz Fire & Marine Insurance Co., Ltd..............  68,134      933,582
    Meritz Securities Co., Ltd........................... 249,896      841,442
    Mirae Asset Daewoo Co., Ltd.......................... 237,690    1,931,939
    Mirae Asset Securities Co., Ltd......................  97,938    2,330,908
    Muhak Co., Ltd.......................................   5,221      110,683
    NAVER Corp...........................................  33,801   21,446,189
#   NCSoft Corp..........................................  12,200    2,741,775
    NH Investment & Securities Co., Ltd.................. 187,163    1,742,233
#   NongShim Co., Ltd....................................   3,534    1,062,041
#*  OCI Co., Ltd.........................................  27,861    2,323,190
    Orion Corp...........................................   4,535    3,735,276
#   Ottogi Corp..........................................     973      680,122
*   Pan Ocean Co., Ltd................................... 102,055      335,344
#   Paradise Co., Ltd....................................  26,633      380,978
    POSCO................................................  44,452    9,007,160
    POSCO Sponsored ADR..................................  87,705    4,444,889
    Posco Daewoo Corp....................................  68,720    1,316,715
    S-1 Corp.............................................  16,277    1,478,139
#   S-Oil Corp...........................................  52,028    3,582,551
#   Samlip General Foods Co., Ltd........................   2,676      458,960
    Samsung C&T Corp.....................................  48,765    5,903,037
    Samsung Card Co., Ltd................................  43,815    1,692,121
    Samsung Electro-Mechanics Co., Ltd...................  94,120    4,646,824
    Samsung Electronics Co., Ltd.........................  97,289  133,867,441
    Samsung Electronics Co., Ltd. GDR....................  52,509   36,097,498
#*  Samsung Engineering Co., Ltd.........................  20,980      199,405
    Samsung Fire & Marine Insurance Co., Ltd.............  48,145   11,472,964
#*  Samsung Heavy Industries Co., Ltd.................... 296,549    2,644,451
    Samsung Life Insurance Co., Ltd......................  68,654    5,972,803
    Samsung SDI Co., Ltd.................................  74,594    7,051,971
    Samsung SDS Co., Ltd.................................  22,123    3,107,927
    Samsung Securities Co., Ltd..........................  71,239    2,410,314
#   Samyang Holdings Corp................................   3,274      353,243
    Shinhan Financial Group Co., Ltd..................... 347,482   12,417,301
    Shinhan Financial Group Co., Ltd. ADR................  86,082    3,072,267
    Shinsegae Co., Ltd...................................   9,800    1,594,588
#   SK Chemicals Co., Ltd................................  16,625      992,977
    SK Holdings Co., Ltd.................................  43,128    8,046,784
    SK Hynix, Inc........................................ 705,494   21,725,034
    SK Innovation Co., Ltd...............................  62,586    8,247,473
    SK Materials Co., Ltd................................   2,159      284,004
    SK Networks Co., Ltd................................. 173,269      963,086
    SK Telecom Co., Ltd..................................  16,450    3,380,382
*   Ssangyong Cement Industrial Co., Ltd.................   9,472      161,599
#*  Taihan Electric Wire Co., Ltd........................  92,992      185,704
    Woori Bank........................................... 543,488    4,904,150
    Woori Bank Sponsored ADR.............................   1,026       28,000
    Young Poong Corp.....................................     438      440,408

                                     2090

THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
SOUTH KOREA -- (Continued)
#   Youngone Corp......................................     22,115 $    700,618
    Yuhan Corp.........................................      4,547    1,244,177
#*  Yungjin Pharmaceutical Co., Ltd....................     20,622      198,946
                                                                   ------------
TOTAL SOUTH KOREA......................................             725,441,601
                                                                   ------------
TAIWAN -- (14.5%)
#   Acer, Inc..........................................  5,322,811    2,537,531
#   Advanced Semiconductor Engineering, Inc............ 12,317,929   14,541,195
    Advantech Co., Ltd.................................    400,254    3,114,619
#   Airtac International Group.........................    122,850      920,685
    Asia Cement Corp...................................  4,279,758    3,914,816
#   Asustek Computer, Inc..............................    956,180    8,319,579
#   AU Optronics Corp.................................. 24,425,873    9,981,695
    AU Optronics Corp. Sponsored ADR...................    326,626    1,352,232
#   Casetek Holdings, Ltd..............................    313,000    1,264,153
#   Catcher Technology Co., Ltd........................  1,134,429    7,909,588
    Cathay Financial Holding Co., Ltd..................  8,176,450    9,197,810
*   Cathay Real Estate Development Co., Ltd............     91,000       40,787
#   Chailease Holding Co., Ltd.........................  2,177,840    3,866,910
    Chang Hwa Commercial Bank, Ltd.....................  8,362,160    4,499,709
#   Cheng Shin Rubber Industry Co., Ltd................  2,492,965    5,204,232
    Chicony Electronics Co., Ltd.......................  1,001,552    2,478,267
    China Airlines, Ltd................................  8,737,536    2,568,944
#   China Development Financial Holding Corp........... 24,213,121    5,895,414
    China Life Insurance Co., Ltd......................  5,929,344    4,904,973
    China Motor Corp...................................    741,000      561,263
#   China Steel Chemical Corp..........................    135,000      444,192
#   China Steel Corp................................... 15,093,932   10,441,711
#   Chipbond Technology Corp...........................  1,422,000    1,945,103
    ChipMOS TECHNOLOGIES, Inc..........................     21,000       21,774
    Chunghwa Telecom Co., Ltd..........................  1,608,000    5,746,215
#   Chunghwa Telecom Co., Ltd. Sponsored ADR...........    246,757    8,915,330
    Compal Electronics, Inc............................  9,936,541    6,243,564
    CTBC Financial Holding Co., Ltd.................... 18,189,977   10,042,609
    CTCI Corp..........................................    829,000    1,169,666
#   Cub Elecparts, Inc.................................     15,000      181,889
#   Delta Electronics, Inc.............................  2,347,486   12,382,183
    E.Sun Financial Holding Co., Ltd................... 11,807,000    6,593,966
#   Eclat Textile Co., Ltd.............................    253,336    2,839,683
#   Ennoconn Corp......................................     19,000      284,918
    Eternal Materials Co., Ltd.........................    794,350      827,512
*   Eva Airways Corp...................................  5,768,324    2,745,791
    Evergreen Marine Corp. Taiwan, Ltd.................  3,219,261    1,247,099
    Far Eastern Department Stores, Ltd.................  1,267,592      725,522
    Far Eastern International Bank.....................    707,000      206,298
    Far Eastern New Century Corp.......................  5,821,085    4,548,939
    Far EasTone Telecommunications Co., Ltd............  2,601,000    5,979,943
#   Farglory Land Development Co., Ltd.................    644,393      694,224
#   Feng TAY Enterprise Co., Ltd.......................    460,424    2,080,559
#   First Financial Holding Co., Ltd................... 17,022,129    9,446,598
    Formosa Chemicals & Fibre Corp.....................  3,034,518    7,907,787
    Formosa International Hotels Corp..................      1,808       10,657
    Formosa Petrochemical Corp.........................    979,000    2,785,446

                                     2091

THE EMERGING MARKETS SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
    Formosa Plastics Corp...............................  3,539,153 $ 8,636,102
    Formosa Taffeta Co., Ltd............................    998,000     946,637
#   Foxconn Technology Co., Ltd.........................  1,772,899   4,302,347
    Fubon Financial Holding Co., Ltd....................  8,611,233  10,715,999
#   Giant Manufacturing Co., Ltd........................    342,506   2,312,606
#   Gigasolar Materials Corp............................     31,800     458,251
#   Ginko International Co., Ltd........................     45,000     465,335
#   Gourmet Master Co., Ltd.............................     39,000     417,246
    Hermes Microvision, Inc.............................     26,000   1,108,084
#   Highwealth Construction Corp........................  1,880,190   2,869,434
#   Hiwin Technologies Corp.............................    364,711   1,790,145
    Hon Hai Precision Industry Co., Ltd................. 15,697,867  43,319,913
    Hota Industrial Manufacturing Co., Ltd..............     94,000     428,211
#   Hotai Motor Co., Ltd................................    322,000   3,235,104
#   HTC Corp............................................  1,198,235   3,573,456
    Hua Nan Financial Holdings Co., Ltd................. 11,616,768   6,340,826
#   Innolux Corp........................................ 27,802,241  10,297,522
#*  Inotera Memories, Inc...............................  7,543,000   6,161,507
    Inventec Corp.......................................  5,430,551   4,220,895
#   Kenda Rubber Industrial Co., Ltd....................  1,061,149   1,696,742
#   King Slide Works Co., Ltd...........................     81,000     984,250
    King Yuan Electronics Co., Ltd......................  1,471,000   1,407,084
    King's Town Bank Co., Ltd...........................    896,000     657,668
    Kinsus Interconnect Technology Corp.................    683,000   1,475,994
#   Largan Precision Co., Ltd...........................    133,860  14,391,031
#*  LCY Chemical Corp...................................    156,123     190,471
    Lite-On Technology Corp.............................  4,872,094   7,306,742
#   Makalot Industrial Co., Ltd.........................    222,576   1,151,687
#   MediaTek, Inc.......................................  1,387,995  10,597,361
#   Mega Financial Holding Co., Ltd..................... 12,391,369   9,717,285
    Mercuries Life Insurance Co., Ltd...................    310,241     157,604
#   Merida Industry Co., Ltd............................    238,287   1,103,930
    Micro-Star International Co., Ltd...................    631,000   1,377,007
#   Nan Ya Plastics Corp................................  4,192,599   7,942,701
#   Nanya Technology Corp...............................    992,010   1,173,412
    Nien Made Enterprise Co., Ltd.......................     23,000     240,121
#   Novatek Microelectronics Corp.......................  1,179,000   4,143,039
*   OBI Pharma, Inc.....................................     25,000     386,308
#   PChome Online, Inc..................................    103,196   1,160,615
    Pegatron Corp.......................................  5,311,345  13,074,600
    Phison Electronics Corp.............................    200,000   1,659,469
    Pou Chen Corp.......................................  4,575,487   6,245,585
    Powertech Technology, Inc...........................  2,158,819   5,494,352
    Poya International Co., Ltd.........................     55,550     685,612
    President Chain Store Corp..........................    831,831   6,758,347
#   Quanta Computer, Inc................................  3,586,000   7,303,113
    Radiant Opto-Electronics Corp.......................    775,170   1,244,933
    Realtek Semiconductor Corp..........................    531,950   1,929,159
*   Ruentex Development Co., Ltd........................  1,036,709   1,243,720
#   Ruentex Industries, Ltd.............................    511,182     817,681
#   ScinoPharm Taiwan, Ltd..............................    198,467     276,947
#   Shin Kong Financial Holding Co., Ltd................ 15,207,656   3,093,121
    Siliconware Precision Industries Co., Ltd...........  2,123,637   3,196,594

                                     2092

THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
TAIWAN -- (Continued)
    Siliconware Precision Industries Co., Ltd.
      Sponsored ADR....................................     21,813 $    162,289
#   Simplo Technology Co., Ltd.........................    690,000    2,438,628
    SinoPac Financial Holdings Co., Ltd................ 17,364,662    5,610,307
#   St Shine Optical Co., Ltd..........................     11,000      266,313
#   Standard Foods Corp................................    420,633    1,046,101
    Synnex Technology International Corp...............  1,631,756    1,927,893
    Taichung Commercial Bank Co., Ltd..................    157,000       45,475
*   TaiMed Biologics, Inc..............................     38,000      259,142
#   Tainan Spinning Co., Ltd...........................    320,412      144,820
#   Taishin Financial Holding Co., Ltd................. 18,266,197    7,337,103
*   Taiwan Business Bank...............................  7,922,039    2,089,343
#   Taiwan Cement Corp.................................  6,626,720    7,044,236
#   Taiwan Cooperative Financial Holding Co., Ltd...... 12,285,590    5,758,271
#   Taiwan FamilyMart Co., Ltd.........................     89,000      589,901
    Taiwan Fertilizer Co., Ltd.........................  1,415,000    1,973,189
*   Taiwan Glass Industry Corp.........................  1,537,253      650,822
    Taiwan Mobile Co., Ltd.............................  2,075,300    7,155,048
#   Taiwan Secom Co., Ltd..............................    362,670    1,064,878
    Taiwan Semiconductor Manufacturing Co., Ltd........ 25,188,808  136,062,071
    Taiwan Semiconductor Manufacturing Co., Ltd.
      Sponsored ADR....................................  1,672,158   46,452,549
    Teco Electric and Machinery Co., Ltd...............  3,316,000    2,939,268
    Ton Yi Industrial Corp.............................    445,000      198,840
    Transcend Information, Inc.........................    320,181      961,755
    Tripod Technology Corp.............................    713,870    1,462,013
#   Tung Thih Electronic Co., Ltd......................     12,000      162,889
    Uni-President Enterprises Corp.....................  7,340,033   15,001,164
#   United Microelectronics Corp....................... 38,130,000   14,199,823
    Vanguard International Semiconductor Corp..........  1,671,000    3,030,431
#   Voltronic Power Technology Corp....................     25,000      398,388
#*  Walsin Lihwa Corp..................................  4,619,000    1,332,778
    Wan Hai Lines, Ltd.................................  1,304,800      675,116
    Win Semiconductors Corp............................    362,000      664,568
#*  Winbond Electronics Corp...........................  6,597,000    1,985,971
    Wintek Corp........................................    604,760        6,500
    Wistron Corp.......................................  4,373,281    3,479,024
    WPG Holdings, Ltd..................................  3,035,869    3,866,864
    Yageo Corp.........................................  1,226,278    2,090,798
*   Yang Ming Marine Transport Corp....................    201,300       46,147
    Yuanta Financial Holding Co., Ltd.................. 17,684,806    6,214,657
    Yulon Motor Co., Ltd...............................  1,682,000    1,495,770
#   Zhen Ding Technology Holding, Ltd..................    947,700    1,948,955
                                                                   ------------
TOTAL TAIWAN...........................................             721,657,583
                                                                   ------------
THAILAND -- (2.8%)
    Advanced Info Service PCL..........................  1,440,700    7,362,751
    Airports of Thailand PCL...........................    578,400    6,559,518
    Bangchak Petroleum PCL (The).......................    843,200      811,002
    Bangkok Airways Co., Ltd...........................    301,100      196,238
    Bangkok Bank PCL(6368360)..........................    318,600    1,559,612
    Bangkok Bank PCL(6077019)..........................    271,700    1,333,928
    Bangkok Dusit Medical Services PCL Class F.........  6,818,900    4,404,974
    Bangkok Life Assurance PCL.........................    694,900      822,987
    Banpu PCL..........................................  3,035,950    1,368,487

                                     2093

THE EMERGING MARKETS SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
THAILAND -- (Continued)
    BEC World PCL.......................................  1,267,300 $   898,717
    Berli Jucker PCL....................................  2,261,200   2,970,138
    BTS Group Holdings PCL..............................  1,986,300     536,067
    Bumrungrad Hospital PCL.............................    402,600   2,126,856
    Carabao Group PCL Class F...........................     84,800     150,950
    Central Pattana PCL.................................  1,779,300   2,937,403
    Central Plaza Hotel PCL.............................  1,046,100   1,238,921
    CH Karnchang PCL....................................    680,200     659,109
    Charoen Pokphand Foods PCL..........................  3,632,900   2,920,505
    CP ALL PCL..........................................  4,313,700   6,409,244
    Delta Electronics Thailand PCL......................    656,900   1,343,788
    Electricity Generating PCL..........................    319,300   1,824,310
    Energy Absolute PCL.................................  1,476,000   1,112,403
    Glow Energy PCL.....................................    826,500   2,034,808
    Home Product Center PCL............................. 10,007,413   2,901,949
    Indorama Ventures PCL...............................  3,391,500   3,237,651
    Intouch Holdings PCL................................    925,200   1,593,798
    IRPC PCL............................................ 13,474,400   1,918,835
    Kasikornbank PCL(6888794)...........................  1,146,600   6,567,519
    Kasikornbank PCL(6364766)...........................    210,900   1,195,887
    KCE Electronics PCL.................................    431,000   1,200,316
    Krung Thai Bank PCL.................................  6,711,587   3,352,903
    Land & Houses PCL(6581941)..........................  3,694,740   1,082,008
    Land & Houses PCL(6581930)..........................    790,000     238,157
    Minor International PCL.............................  1,975,570   2,311,355
    MK Restaurants Group PCL............................    421,700     647,745
    Muangthai Leasing PCL Class F.......................    142,300      77,217
    Pruksa Real Estate PCL..............................  2,958,300   2,335,724
    PTT Exploration & Production PCL(B1359J0)...........  2,414,655   5,719,467
    PTT Exploration & Production PCL(B1359L2)...........     65,409     154,931
    PTT Global Chemical PCL.............................  1,807,472   3,152,567
    PTT PCL.............................................  1,634,600  15,487,166
    Ratchaburi Electricity Generating Holding PCL.......    824,700   1,225,330
    Robinson Department Store PCL.......................    598,500   1,134,109
    Siam Cement PCL (The)(6609906)......................    166,400   2,446,075
    Siam Cement PCL (The)(6609928)......................    230,100   3,369,251
    Siam City Cement PCL................................    163,213   1,560,434
    Siam Commercial Bank PCL (The)......................  1,140,966   5,208,544
    Siam Global House PCL...............................  1,111,898     494,815
    Sino-Thai Engineering & Construction PCL............     67,700      50,537
    Srisawad Power 1979 PCL Class F.....................    251,637     278,152
    Supalai PCL.........................................    577,900     413,141
*   Thai Airways International PCL......................    887,000     643,030
    Thai Oil PCL........................................  1,358,800   2,370,000
    Thai Union Group PCL Class F........................  2,705,940   1,693,640
    Thanachart Capital PCL..............................  1,044,400   1,221,915
    Tipco Asphalt PCL...................................  1,065,300     810,521
    TMB Bank PCL........................................ 20,752,800   1,346,579
    Total Access Communication PCL(B1YWK08).............  1,459,300   1,361,678
    Total Access Communication PCL(B231MK7).............    251,600     236,575
    TPI Polene PCL...................................... 12,385,600     810,771
    True Corp. PCL...................................... 27,648,131   7,104,530

                                     2094

THE EMERGING MARKETS SERIES
CONTINUED


                                                        SHARES      VALUE++
                                                       --------- --------------
THAILAND -- (Continued)
    TTW PCL........................................... 2,370,300 $      782,614
                                                                 --------------
TOTAL THAILAND........................................              139,320,152
                                                                 --------------
TURKEY -- (1.5%)
    Akbank TAS........................................ 2,209,103      5,708,916
    Anadolu Efes Biracilik Ve Malt Sanayii A.S........   282,261      1,913,614
    Arcelik A.S.......................................   540,990      3,701,524
#   Aselsan Elektronik Sanayi Ve Ticaret A.S..........   333,342      1,055,865
    BIM Birlesik Magazalar A.S........................   342,629      6,338,278
    Coca-Cola Icecek A.S..............................   113,782      1,412,646
    Enka Insaat ve Sanayi A.S.........................   547,496        807,779
    Eregli Demir ve Celik Fabrikalari TAS............. 3,425,354      5,213,562
    Ford Otomotiv Sanayi A.S..........................   118,255      1,290,204
    KOC Holding A.S...................................   753,593      3,233,539
    Petkim Petrokimya Holding A.S..................... 1,293,596      1,869,929
    TAV Havalimanlari Holding A.S.....................   282,373      1,035,876
    Tofas Turk Otomobil Fabrikasi A.S.................   212,178      1,679,989
    Tupras Turkiye Petrol Rafinerileri A.S............   261,144      5,588,725
#*  Turk Hava Yollari AO.............................. 2,046,901      3,551,521
#   Turk Telekomunikasyon A.S.........................   699,083      1,415,558
#   Turk Traktor ve Ziraat Makineleri A.S.............    25,657        717,032
#*  Turkcell Iletisim Hizmetleri A.S.................. 1,142,611      3,955,569
*   Turkcell Iletisim Hizmetleri A.S. ADR.............    73,838        637,222
    Turkiye Garanti Bankasi A.S....................... 3,265,633      8,032,860
    Turkiye Halk Bankasi A.S.......................... 1,181,282      3,118,145
#   Turkiye Is Bankasi Class C........................ 2,548,532      3,933,438
    Turkiye Sinai Kalkinma Bankasi A.S................    46,878         20,601
    Turkiye Sise ve Cam Fabrikalari A.S............... 2,730,783      3,076,374
#   Turkiye Vakiflar Bankasi Tao Class D.............. 1,445,842      2,145,032
    Ulker Biskuvi Sanayi A.S..........................   244,375      1,620,153
*   Yapi ve Kredi Bankasi A.S......................... 2,464,502      2,855,287
                                                                 --------------
TOTAL TURKEY..........................................               75,929,238
                                                                 --------------
UNITED KINGDOM -- (0.1%)
    Mediclinic International P.L.C....................   164,076      2,317,373
                                                                 --------------
TOTAL COMMON STOCKS...................................            4,698,553,631
                                                                 --------------
PREFERRED STOCKS -- (2.5%)

BRAZIL -- (2.4%)
    Banco Bradesco SA................................. 2,388,514     20,891,394
    Braskem SA Class A................................    73,800        421,987
*   Centrais Eletricas Brasileiras SA Class B.........   303,700      2,086,860
    Cia Brasileira de Distribuicao....................   310,022      4,691,828
*   Empresa Nacional de Comercio Redito e
      Participacoes SA................................       280          2,915
    Gerdau SA.........................................   836,068      1,998,374
    Itau Unibanco Holding SA.......................... 3,924,570     40,899,093
    Lojas Americanas SA...............................   899,139      5,310,422
*   Petroleo Brasileiro SA............................ 2,825,761     10,344,739
*   Petroleo Brasileiro SA Sponsored ADR.............. 1,440,006     10,497,644
    Suzano Papel e Celulose SA Class A................   798,971      2,444,421
    Telefonica Brasil SA..............................   465,063      7,061,143
    Vale SA........................................... 2,522,202     11,675,997

                                     2095

THE EMERGING MARKETS SERIES
CONTINUED


                                                        SHARES      VALUE++
                                                      ---------- --------------
BRAZIL -- (Continued)
      Vale SA Sponsored ADR..........................    364,278 $    1,679,322
                                                                 --------------
TOTAL BRAZIL.........................................               120,006,139
                                                                 --------------
CHILE -- (0.0%)
      Embotelladora Andina SA Class B................    113,824        450,323
                                                                 --------------
COLOMBIA -- (0.1%)
      Banco Davivienda SA............................    209,529      1,842,763
      Bancolombia SA.................................     30,330        259,830
      Grupo Argos SA.................................     15,531         89,544
      Grupo Aval Acciones y Valores SA...............  4,185,719      1,595,209
      Grupo de Inversiones Suramericana SA...........    105,209      1,285,812
                                                                 --------------
TOTAL COLOMBIA.......................................                 5,073,158
                                                                 --------------
TOTAL PREFERRED STOCKS...............................               125,529,620
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)

CHINA -- (0.0%)
#*    China Resources Beer Holdings Co., Ltd. Rights
        08/09/16.....................................    370,901        151,546
                                                                 --------------
THAILAND -- (0.0%)
*     Banpu PCL Warrants 06/05/17....................    870,350        248,636
*     Berli Jucker Co. Rights 08/04/16...............    565,300        174,475
                                                                 --------------
TOTAL THAILAND.......................................                   423,111
                                                                 --------------
TOTAL RIGHTS/WARRANTS................................                   574,657
                                                                 --------------
TOTAL INVESTMENT SECURITIES..........................             4,824,657,908
                                                                 --------------

                                                                    VALUE+
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (3.0%)
(S)@  DFA Short Term Investment Fund................. 12,710,661    147,062,346
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $4,047,288,533)^^...........................            $4,971,720,254
                                                                 ==============


                                     2096

THE EMERGING MARKETS SERIES
CONTINUED


Summary of the Series' investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                           ----------------------------------------------------
                              LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                           -------------- -------------- ------- --------------
 Common Stocks
    Brazil................ $  274,531,760             --   --    $  274,531,760
    Chile.................     71,919,873             --   --        71,919,873
    China.................    113,137,342 $  596,548,608   --       709,685,950
    Colombia..............     22,530,641             --   --        22,530,641
    Czech Republic........             --      8,842,633   --         8,842,633
    Egypt.................         32,981      6,449,294   --         6,482,275
    Greece................             --     11,994,615   --        11,994,615
    Hungary...............             --     16,364,587   --        16,364,587
    India.................     32,102,257    576,958,649   --       609,060,906
    Indonesia.............      6,498,196    153,492,878   --       159,991,074
    Malaysia..............             --    185,125,527   --       185,125,527
    Mexico................    250,730,383             --   --       250,730,383
    Peru..................     15,319,283             --   --        15,319,283
    Philippines...........      2,255,438     92,549,460   --        94,804,898
    Poland................             --     72,535,208   --        72,535,208
    Russia................        766,238     84,582,755   --        85,348,993
    South Africa..........     87,575,957    351,043,121   --       438,619,078
    South Korea...........     25,744,726    699,696,875   --       725,441,601
    Taiwan................     56,882,400    664,775,183   --       721,657,583
    Thailand..............    139,320,152             --   --       139,320,152
    Turkey................        637,222     75,292,016   --        75,929,238
    United Kingdom........             --      2,317,373   --         2,317,373
 Preferred Stocks
    Brazil................    120,006,139             --   --       120,006,139
    Chile.................        450,323             --   --           450,323
    Colombia..............      5,073,158             --   --         5,073,158
 Rights/Warrants
    China.................             --        151,546   --           151,546
    Thailand..............             --        423,111   --           423,111
 Securities Lending
   Collateral.............             --    147,062,346   --       147,062,346
 Futures Contracts**......      2,709,606             --   --         2,709,606
                           -------------- --------------   --    --------------
 TOTAL.................... $1,228,224,075 $3,746,205,785   --    $4,974,429,860
                           ============== ==============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                                     2097

                     THE EMERGING MARKETS SMALL CAP SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                        SHARES     VALUE++
                                                       --------- -----------
COMMON STOCKS -- (87.8%)

BELGIUM -- (0.0%)
*   Viohalco SA.......................................    47,201 $    70,326
                                                                 -----------
BRAZIL -- (8.3%)
    AES Tiete Energia SA.............................. 1,826,439   9,688,734
    Aliansce Shopping Centers SA......................   829,842   3,708,487
    Alupar Investimento SA(B8DWT90)...................   860,845   4,457,682
*   Alupar Investimento SA(BD0M2B1)...................   116,525     601,960
    Arezzo Industria e Comercio SA....................   462,835   3,996,848
*   B2W Cia Digital................................... 1,191,925   4,778,877
*   BR Malls Participacoes SA......................... 6,998,232  30,346,392
*   Brasil Brokers Participacoes SA................... 1,971,711   1,398,635
    BrasilAgro - Co. Brasileira de Propriedades
      Agricolas.......................................    83,500     327,830
    CETIP SA - Mercados Organizados...................   945,300  12,615,079
    Cia de Saneamento de Minas Gerais-COPASA
      (B0YBZJ2).......................................   834,321   8,491,424
*   Cia de Saneamento de Minas Gerais-COPASA
      (BZ01Z24).......................................    50,071     509,605
    Cia Energetica de Minas Gerais....................    53,074     151,411
    Cia Hering........................................ 1,570,736   8,962,070
    Cia Paranaense de Energia.........................   139,600     917,061
#   Cia Paranaense de Energia Sponsored ADR...........   127,664   1,263,874
*   Cia Siderurgica Nacional SA....................... 6,220,708  21,238,354
    CVC Brasil Operadora e Agencia de Viagens SA......   238,186   1,586,731
    Cyrela Brazil Realty SA Empreendimentos e
      Participacoes................................... 2,879,534   9,955,458
    Cyrela Commercial Properties SA Empreendimentos e
      Participacoes...................................    41,900     131,810
    Dimed SA Distribuidora da Medicamentos............     1,100     147,572
    Direcional Engenharia SA.......................... 1,155,409   2,280,600
    Duratex SA........................................ 3,935,733  12,029,088
*   EcoRodovias Infraestrutura e Logistica SA......... 2,803,107   7,097,677
    EDP - Energias do Brasil SA....................... 3,450,314  15,302,096
    Equatorial Energia SA............................. 2,273,758  38,940,841
    Estacio Participacoes SA.......................... 3,477,890  18,931,890
    Eternit SA........................................ 1,412,878     732,061
    Even Construtora e Incorporadora SA............... 3,172,688   4,520,669
    Ez Tec Empreendimentos e Participacoes SA.........   728,146   3,997,349
    Fleury SA.........................................   899,506   8,661,047
    Fras-Le SA........................................    37,875      49,762
    GAEC Educacao SA..................................   255,600   1,199,800
    Gafisa SA......................................... 2,712,700   1,848,960
#   Gafisa SA ADR..................................... 1,055,947   1,436,088
    Gerdau SA.........................................   110,400     188,290
    Gerdau SA Sponsored ADR...........................   102,831     242,681
#   Gol Linhas Aereas Inteligentes SA ADR.............     7,677     121,298
    Grendene SA....................................... 1,007,117   5,339,360
    Guararapes Confeccoes SA..........................    86,600   1,838,354
    Helbor Empreendimentos SA......................... 1,533,793   1,106,919
    Iguatemi Empresa de Shopping Centers SA...........   887,237   8,356,840
*   Industria de Bebidas Antarctica Polar SA..........    23,000          --
*   International Meal Co. Alimentacao SA.............   598,794   1,052,654
    Iochpe Maxion SA.................................. 1,009,884   5,388,291
*   JHSF Participacoes SA.............................   680,347     386,084
*   Joao Fortes Engenharia SA.........................    66,552      49,261
    JSL SA............................................   685,800   2,083,373
    Kepler Weber SA...................................   135,346     930,859

                                     2098

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- ------------
BRAZIL -- (Continued)
    Light SA..........................................   706,107 $  3,168,596
    Linx SA...........................................   752,436    4,281,533
    Localiza Rent a Car SA............................ 1,649,975   20,507,646
*   Log-in Logistica Intermodal SA....................    34,830       61,015
*   LPS Brasil Consultoria de Imoveis SA..............   539,479      781,998
    M Dias Branco SA..................................   262,000    9,494,510
*   Magazine Luiza SA.................................     2,100       29,793
*   Magnesita Refratarios SA..........................   417,091    2,103,206
    Mahle-Metal Leve SA...............................   587,976    4,841,771
*   Marfrig Global Foods SA........................... 4,269,929    7,480,014
*   Marisa Lojas SA...................................   557,320    1,426,646
*   Mills Estruturas e Servicos de Engenharia SA......   966,926    1,699,814
*   Minerva SA........................................ 1,356,769    4,017,081
    MRV Engenharia e Participacoes SA................. 3,532,380   14,761,827
    Multiplan Empreendimentos Imobiliarios SA.........   592,100   11,535,578
    Multiplus SA......................................   513,484    6,773,289
    Natura Cosmeticos SA..............................    56,618      581,477
    Odontoprev SA..................................... 2,908,696   11,662,055
    Paranapanema SA................................... 1,636,856    1,100,526
    Porto Seguro SA...................................   168,543    1,460,664
    Portobello SA.....................................   220,300      176,653
*   Profarma Distribuidora de Produtos Farmaceuticos
      SA..............................................     5,600       18,152
*   Prumo Logistica SA................................   123,070      275,184
    QGEP Participacoes SA............................. 1,081,894    2,038,728
    Qualicorp SA...................................... 2,415,505   16,016,950
*   Restoque Comercio e Confeccoes de Roupas SA.......   862,054    1,079,429
    Rodobens Negocios Imobiliarios SA.................   136,138      304,824
*   Rumo Logistica Operadora Multimodal SA............ 6,787,474   12,811,294
    Santos Brasil Participacoes SA....................   529,388    2,293,949
    Sao Carlos Empreendimentos e Participacoes SA.....    55,059      453,391
    Sao Martinho SA...................................   661,862   10,839,154
    Ser Educacional SA................................   204,700      986,757
    SLC Agricola SA...................................   615,913    2,849,338
    Smiles SA.........................................   505,800    8,105,529
    Sonae Sierra Brasil SA............................   274,146    1,707,917
    Sul America SA.................................... 2,810,065   14,941,251
    T4F Entretenimento SA.............................    23,200       50,015
    Technos SA........................................   221,800      345,451
    Tecnisa SA........................................   914,626      775,728
*   Tereos Internacional SA...........................     5,892      115,929
    Totvs SA.......................................... 1,287,326   13,062,248
    TPI - Triunfo Participacoes e Investimentos SA....   264,501      371,169
    Transmissora Alianca de Energia Eletrica SA....... 1,918,518   15,324,949
*   Usinas Siderurgicas de Minas Gerais SA............    42,600      110,363
    Valid Solucoes e Servicos de Seguranca em Meios
      de Pagamento e Identificacao S.A................   735,887    6,663,472
    Via Varejo SA(B7VY430)............................   205,862      184,123
    Via Varejo SA(BGSHPP4)............................   601,814    1,243,571
                                                                 ------------
TOTAL BRAZIL..........................................            490,302,643
                                                                 ------------
CHILE -- (1.6%)
    Banmedica SA...................................... 1,745,593    3,426,391
    Besalco SA........................................ 2,277,748      922,024

                                     2099

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- -----------
CHILE -- (Continued)
    CAP SA............................................     841,205 $ 3,668,587
    Cementos BIO BIO SA...............................     352,724     333,516
*   Cia Sud Americana de Vapores SA...................  75,796,054   1,381,268
    Clinica LAS Condes SA.............................         349      21,373
    Cristalerias de Chile SA..........................     130,323   1,119,784
    Embotelladora Andina SA Class B ADR...............      40,562     948,340
*   Empresa Nacional de Telecomunicaciones SA.........     677,323   6,673,284
*   Empresas AquaChile SA.............................   1,281,212     536,244
    Empresas Hites SA.................................   1,108,722     589,207
*   Empresas La Polar SA..............................   7,076,826     315,114
    Engie Energia Chile SA............................   5,614,267  10,437,828
    Enjoy SA..........................................   1,016,659      96,595
    Forus SA..........................................     831,953   2,985,830
    Gas Natural Chile SA..............................     234,817   1,254,342
    Gasco SA..........................................     234,817     602,601
    Grupo Security SA.................................   2,424,094     811,413
    Inversiones Aguas Metropolitanas SA...............   4,130,206   7,078,100
    Inversiones La Construccion SA....................     266,530   3,053,502
    Itau CorpBanca.................................... 124,912,341   1,087,605
    Masisa SA.........................................  14,224,085     640,969
*   Multiexport Foods SA..............................   3,598,133     839,748
    Parque Arauco SA..................................   7,641,107  16,924,471
    PAZ Corp. SA......................................   1,298,993     761,954
    Ripley Corp. SA...................................   9,264,270   5,845,979
    Salfacorp SA......................................   2,439,074   1,862,884
    Sigdo Koppers SA..................................     743,543     997,221
    Sociedad Matriz SAAM SA...........................  35,610,494   2,828,604
    Socovesa SA.......................................   2,895,998     701,339
    Sonda SA..........................................   2,169,090   3,976,030
*   Tech Pack SA......................................     153,812      84,348
    Vina Concha y Toro SA.............................   5,623,245   9,580,948
    Vina Concha y Toro SA Sponsored ADR...............       2,025      69,619
                                                                   -----------
TOTAL CHILE...........................................              92,457,062
                                                                   -----------
CHINA -- (12.3%)
    361 Degrees International, Ltd....................   5,670,000   1,684,720
    Agile Group Holdings, Ltd.........................  10,291,500   5,906,989
#   Ajisen China Holdings, Ltd........................   3,844,000   1,667,051
    AMVIG Holdings, Ltd...............................   2,428,000     856,046
    Anhui Expressway Co., Ltd. Class H................   2,770,000   2,149,307
#*  Anton Oilfield Services Group.....................   7,638,000     725,386
*   Anxin-China Holdings, Ltd.........................  16,347,000     152,126
#   Asia Cement China Holdings Corp...................   2,769,000     563,446
#*  Asian Citrus Holdings, Ltd........................   2,314,000     206,175
    Aupu Group Holding Co., Ltd.......................     304,000     100,416
    Ausnutria Dairy Corp., Ltd........................     365,000     128,898
*   AVIC International Holding HK, Ltd................   4,606,000     309,934
#   AVIC International Holdings, Ltd. Class H.........   1,778,000   1,047,978
    Bank of Chongqing Co., Ltd. Class H...............   1,725,500   1,288,980
#*  Baoxin Auto Group, Ltd............................   1,292,992     926,613
    Baoye Group Co., Ltd. Class H.....................   1,758,000   1,277,102
    Beijing Capital International Airport Co., Ltd.
      Class H.........................................   1,680,000   1,941,714
    Beijing Capital Land, Ltd. Class H................   8,562,500   3,262,182

                                     2100

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                         SHARES    VALUE++
                                                       ---------- ----------
CHINA -- (Continued)
*   Beijing Enterprises Environment Group, Ltd........     55,000 $   11,054
    Beijing Jingneng Clean Energy Co., Ltd. Class H...  9,590,000  2,900,586
    Beijing North Star Co., Ltd. Class H..............  7,328,000  2,249,634
#*  Beijing Properties Holdings, Ltd..................  5,768,000    364,764
    Beijing Urban Construction Design & Development
      Group Co., Ltd. Class H.........................  1,274,000    691,082
    Best Pacific International Holdings, Ltd..........    722,000    488,800
    Besunyen Holdings Co., Ltd........................  1,155,000     91,023
    Billion Industrial Holdings, Ltd..................     26,000     16,101
#*  Biostime International Holdings, Ltd..............  1,279,500  4,153,499
    Bloomage Biotechnology Corp., Ltd.................    927,500  1,552,363
#   Boer Power Holdings, Ltd..........................  1,853,000    737,513
#   Bolina Holding Co., Ltd...........................  3,110,000    777,739
#   Bosideng International Holdings, Ltd.............. 19,098,000  1,601,518
#*  Boyaa Interactive International, Ltd..............  1,505,000    546,778
    Bracell, Ltd......................................    328,000     70,651
    Brilliant Circle Holdings International, Ltd......    250,000     42,560
#   Broad Greenstate International Co., Ltd...........  3,652,000    564,803
#*  BYD Electronic International Co., Ltd.............  4,498,315  3,430,292
    C C Land Holdings, Ltd............................  9,221,343  2,377,810
#*  C.banner International Holdings, Ltd..............  2,299,000    823,654
    Cabbeen Fashion, Ltd..............................    984,000    310,848
*   Canvest Environmental Protection Group Co., Ltd...    495,000    225,413
*   Capital Environment Holdings, Ltd.................  2,122,000     82,329
#*  CAR, Inc..........................................  1,085,000  1,112,023
    Carrianna Group Holdings Co., Ltd.................  1,855,257    176,969
    CECEP COSTIN New Materials Group, Ltd.............  4,494,000    360,398
    Central China Real Estate, Ltd....................  4,781,626    937,222
#   Central China Securities Co., Ltd. Class H........  3,559,000  1,498,569
    Century Sunshine Group Holdings, Ltd.............. 11,360,000    462,212
*   CGN Meiya Power Holdings Co., Ltd.................  3,482,000    513,741
    Changshouhua Food Co., Ltd........................  1,773,000    777,585
*   Chanjet Information Technology Co., Ltd.
      Class H.........................................      8,400      9,201
#   Chaowei Power Holdings, Ltd.......................  3,748,000  2,426,848
*   Chia Tai Enterprises International, Ltd...........     14,961      4,155
*   Chigo Holding, Ltd................................ 21,682,000    235,044
#   China Aerospace International Holdings, Ltd....... 14,262,500  1,825,046
#*  China Agri-Industries Holdings, Ltd............... 14,885,800  5,194,003
#   China Aircraft Leasing Group Holdings, Ltd........    581,000    618,739
#   China All Access Holdings, Ltd....................  4,998,000  1,578,539
*   China Animal Healthcare, Ltd......................  3,671,000    461,335
*   China Animation Characters Co., Ltd...............    621,000    319,896
    China Aoyuan Property Group, Ltd..................  8,164,000  1,717,593
*   China Automation Group, Ltd.......................  2,618,000    400,072
    China BlueChemical, Ltd. Class H.................. 11,684,000  2,341,542
*   China Child Care Corp., Ltd.......................  1,267,000     75,267
*   China City Infrastructure Group, Ltd..............  1,220,000     80,460
#*  China City Railway Transportation Technology
      Holdings Co., Ltd...............................  1,308,000    240,238
    China Communications Services Corp., Ltd.
      Class H......................................... 13,876,000  7,546,738
*   China Datang Corp. Renewable Power Co., Ltd.
      Class H......................................... 14,673,000  1,515,296
#   China Dongxiang Group Co., Ltd.................... 19,924,985  3,933,189
*   China Dredging Environment Protection Holdings,
      Ltd.............................................  2,546,000    246,953
#*  China Dynamics Holdings, Ltd......................  7,950,000    293,077
#   China Electronics Corp. Holdings Co., Ltd.........  3,438,000    826,476

                                     2101

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                         SHARES    VALUE++
                                                       ---------- ----------
CHINA -- (Continued)
    China Energine International Holdings, Ltd........  3,236,000 $  251,508
    China Everbright, Ltd.............................  2,494,000  4,777,275
#*  China Fiber Optic Network System Group, Ltd.......  9,639,999    797,845
    China Financial Services Holdings, Ltd............  5,268,000    408,542
#   China Foods, Ltd..................................  5,710,000  2,178,108
*   China Glass Holdings, Ltd.........................  4,522,000    601,747
*   China Grand Pharmaceutical and Healthcare
      Holdings, Ltd. Class A..........................    340,000     63,085
*   China Greenland Rundong Auto Group, Ltd...........  1,013,000    457,240
#*  China Hanking Holdings, Ltd.......................  1,522,000    139,557
    China Harmony New Energy Auto Holding, Ltd........  5,680,000  3,197,180
*   China High Precision Automation Group, Ltd........  1,289,000     38,005
    China High Speed Transmission Equipment Group
      Co., Ltd........................................  6,761,000  5,290,674
*   China Huiyuan Juice Group, Ltd....................  4,860,500  1,680,725
*   China ITS Holdings Co., Ltd.......................  3,835,412    341,639
    China Jinmao Holdings Group, Ltd.................. 24,472,300  6,835,132
#   China Lesso Group Holdings, Ltd...................  7,312,000  4,148,555
    China Lilang, Ltd.................................  3,176,000  2,045,943
*   China Longevity Group Co., Ltd....................  1,076,350     35,655
*   China LotSynergy Holdings, Ltd.................... 27,340,000    919,821
#*  China Lumena New Materials Corp................... 14,530,000         --
    China Machinery Engineering Corp. Class H.........  4,200,000  2,633,063
#   China Maple Leaf Educational Systems, Ltd.........  1,628,000  1,397,079
    China Medical System Holdings, Ltd................  5,652,500  8,326,797
#   China Merchants Land, Ltd.........................  7,732,000  1,228,600
#*  China Metal Recycling Holdings, Ltd...............  2,401,686         --
#   China Modern Dairy Holdings, Ltd.................. 13,125,000  1,728,679
#   China National Building Material Co., Ltd.
      Class H......................................... 18,620,000  8,587,798
    China National Materials Co., Ltd. Class H........  8,021,000  1,972,471
#*  China New Town Development Co., Ltd...............  7,978,148    277,936
#   China NT Pharma Group Co., Ltd....................  4,142,500  1,090,865
#*  China Ocean Resources Co., Ltd....................    642,530    766,709
#*  China Oil & Gas Group, Ltd........................ 30,098,000  2,216,511
*   China Outfitters Holdings, Ltd....................     24,000      1,085
*   China Overseas Grand Oceans Group, Ltd............  6,133,500  1,762,622
#   China Pioneer Pharma Holdings, Ltd................  2,063,000    490,428
    China Power International Development, Ltd........ 12,689,000  5,181,099
#   China Power New Energy Development Co., Ltd.......  3,097,499  1,853,243
#*  China Precious Metal Resources Holdings Co.,
      Ltd............................................. 25,260,318    795,402
*   China Properties Group, Ltd.......................  2,640,000    575,412
#*  China Rare Earth Holdings, Ltd.................... 11,056,799    785,625
*   China Resources and Transportation Group, Ltd.....    600,000      8,527
#   China Resources Cement Holdings, Ltd.............. 12,270,000  4,465,499
*   China Ruifeng Renewable Energy Holdings, Ltd......  2,072,000    179,071
#*  China Sanjiang Fine Chemicals Co., Ltd............  3,493,000    773,167
    China SCE Property Holdings, Ltd..................  8,549,200  1,798,730
#*  China Shanshui Cement Group, Ltd.................. 11,268,000  3,946,356
#*  China Shengmu Organic Milk, Ltd...................  4,210,000    831,202
    China Shineway Pharmaceutical Group, Ltd..........  2,358,200  2,493,651
#   China Silver Group, Ltd...........................  4,478,000  1,065,262
#   China Singyes Solar Technologies Holdings, Ltd....  4,032,040  1,628,079
#   China South City Holdings, Ltd.................... 17,632,000  3,624,435
*   China Starch Holdings, Ltd........................  5,040,000    101,453
#   China Suntien Green Energy Corp., Ltd. Class H.... 10,975,000  1,261,027

                                     2102

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                         SHARES    VALUE++
                                                       ---------- ----------
CHINA -- (Continued)
*   China Taifeng Beddings Holdings, Ltd..............  1,336,000 $   34,871
#*  China Tian Lun Gas Holdings, Ltd..................  1,077,000    822,529
#*  China Traditional Chinese Medicine Holdings Co.,
      Ltd............................................. 10,110,000  4,136,386
#   China Travel International Investment Hong Kong,
      Ltd............................................. 15,263,900  4,339,934
*   China Vanadium Titano - Magnetite Mining Co.,
      Ltd.............................................  4,053,000    136,125
    China Vast Industrial Urban Development Co.,
      Ltd.............................................    225,000     88,725
#   China Water Affairs Group, Ltd....................  6,826,000  4,202,099
#*  China Water Industry Group, Ltd...................  3,352,000    549,564
    China Yongda Automobiles Services Holdings, Ltd...    262,500    128,723
#*  China Yurun Food Group, Ltd.......................  9,317,000  1,360,605
*   China Zenith Chemical Group, Ltd..................  4,990,000     57,416
    China ZhengTong Auto Services Holdings, Ltd.......  6,284,000  2,565,710
#   China Zhongwang Holdings, Ltd.....................  8,531,200  3,816,020
#*  Chinasoft International, Ltd...................... 11,870,000  4,791,960
*   Chinese People Holdings Co., Ltd..................  1,855,709     27,444
    Chongqing Machinery & Electric Co., Ltd.
      Class H.........................................  7,968,000    874,185
*   Chu Kong Petroleum & Natural Gas Steel Pipe
      Holdings, Ltd...................................  2,662,000    402,320
    Chu Kong Shipping Enterprise Group Co., Ltd.......    144,000     38,694
    CIFI Holdings Group Co., Ltd...................... 11,586,000  3,023,167
#   CIMC Enric Holdings, Ltd..........................  3,876,000  1,543,707
*   CITIC Dameng Holdings, Ltd........................  3,492,000    208,117
#*  CITIC Resources Holdings, Ltd..................... 17,098,600  1,837,031
#*  Citychamp Watch & Jewellery Group, Ltd............ 11,880,000  2,484,838
    Clear Media, Ltd..................................    298,000    273,175
*   Coastal Greenland, Ltd............................  5,286,000    127,827
#*  Cogobuy Group.....................................  2,416,000  3,617,747
    Colour Life Services Group Co., Ltd...............    644,000    476,019
    Comba Telecom Systems Holdings, Ltd...............  7,924,853  1,281,282
*   Comtec Solar Systems Group, Ltd...................  4,958,000    326,384
#   Concord New Energy Group, Ltd..................... 28,534,964  1,751,485
    Consun Pharmaceutical Group, Ltd..................  1,407,000    699,195
*   Coolpad Group, Ltd................................ 20,612,800  3,625,293
    Cosco International Holdings, Ltd.................  2,871,000  1,407,744
#   COSCO Pacific, Ltd................................  4,276,604  4,416,786
*   Coslight Technology International Group Co.,
      Ltd.............................................    320,000    142,328
#   Cosmo Lady China Holdings Co., Ltd................  2,367,000    913,095
#   CP Pokphand Co., Ltd.............................. 35,128,594  4,083,278
#   CPMC Holdings, Ltd................................  2,624,000  1,152,036
    CT Environmental Group, Ltd....................... 14,380,000  4,381,470
*   Da Ming International Holdings, Ltd...............    862,000    261,113
*   DaChan Food Asia, Ltd.............................  1,523,955    161,169
#   Dah Chong Hong Holdings, Ltd......................  5,650,000  2,787,126
    Dalian Port PDA Co., Ltd. Class H.................  2,640,400    556,213
#*  Daphne International Holdings, Ltd................  7,022,000    906,968
    Dawnrays Pharmaceutical Holdings, Ltd.............  2,966,943  1,944,177
#*  DBA Telecommunication Asia Holdings, Ltd..........  2,108,000     17,824
#   Digital China Holdings, Ltd.......................  6,482,800  5,051,670
#   Dongfang Electric Corp., Ltd. Class H.............    320,400    254,046
#   Dongjiang Environmental Co., Ltd. Class H.........    364,575    606,105
#   Dongyue Group, Ltd................................  7,432,000  1,312,363
    Dynagreen Environmental Protection Group Co.,
      Ltd. Class H....................................  1,643,000    780,061
#*  Dynasty Fine Wines Group, Ltd.....................  1,614,000     56,169
    Embry Holdings, Ltd...............................    473,000    222,044

                                     2103

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
CHINA -- (Continued)
*   Enerchina Holdings, Ltd............................. 13,845,000 $   582,063
    EVA Precision Industrial Holdings, Ltd..............  6,862,435     585,341
#*  EverChina International Holdings Co., Ltd........... 11,915,000     415,050
*   Evergreen International Holdings, Ltd...............  1,208,000     113,868
*   Extrawell Pharmaceutical Holdings, Ltd..............  1,337,921      45,824
#   Fantasia Holdings Group Co., Ltd.................... 12,052,500   1,666,369
    Far East Horizon, Ltd...............................  6,088,000   4,801,132
    Feiyu Technology International Co., Ltd.............  1,314,000     225,954
#   First Tractor Co., Ltd. Class H.....................    497,176     256,516
*   Forgame Holdings, Ltd...............................     84,500     114,535
    Freetech Road Recycling Technology Holdings, Ltd....  2,164,000     257,512
#   Fu Shou Yuan International Group, Ltd...............  3,814,000   2,563,158
#   Fufeng Group, Ltd...................................  6,444,600   2,231,652
#   Fuguiniao Co., Ltd. Class H.........................  2,406,200   1,204,194
    Future Land Development Holdings, Ltd...............  8,562,000   1,315,847
#   GCL-Poly Energy Holdings, Ltd....................... 80,160,000  11,025,379
    Gemdale Properties & Investment Corp., Ltd..........  3,014,000     177,239
*   Glorious Property Holdings, Ltd..................... 17,322,501   1,589,290
    Goldbond Group Holdings, Ltd........................    210,000       7,447
#   Golden Eagle Retail Group, Ltd......................  3,432,000   3,854,459
#   Golden Meditech Holdings, Ltd.......................  6,668,789     852,746
    Goldlion Holdings, Ltd..............................  1,674,962     654,327
#   Goldpac Group, Ltd..................................  1,830,000     508,472
#   GOME Electrical Appliances Holding, Ltd............. 84,442,000  10,263,985
    Good Friend International Holdings, Inc.............    398,667      93,347
#   Goodbaby International Holdings, Ltd................  5,303,000   2,428,951
    Greatview Aseptic Packaging Co., Ltd................  6,046,000   3,140,730
#*  Greenland Hong Kong Holdings, Ltd...................  5,487,000   1,653,385
#*  Greentown China Holdings, Ltd.......................  4,469,148   3,250,458
*   Guangdong Land Holdings, Ltd........................  4,452,800   1,219,537
    Guangdong Yueyun Transportation Co., Ltd. Class H...    934,000     526,070
*   Guodian Technology & Environment Group Corp., Ltd.
      Class H...........................................  5,284,000     304,125
*   Haichang Ocean Park Holdings, Ltd...................  3,304,000     670,562
    Haitian International Holdings, Ltd.................  3,356,000   5,634,121
*   Hanergy Thin Film Power Group, Ltd.................. 17,084,000     462,077
    Harbin Bank Co., Ltd. Class H.......................    197,000      53,363
#   Harbin Electric Co., Ltd. Class H...................  4,455,413   2,057,978
#*  HC International, Inc...............................    424,000     247,590
    Henderson Investment, Ltd...........................    596,000      48,439
#*  Hengdeli Holdings, Ltd.............................. 16,165,399   1,671,014
*   Hi Sun Technology China, Ltd........................  5,781,000     960,126
*   Hidili Industry International Development, Ltd......  1,329,339      33,412
#   Hilong Holding, Ltd.................................  4,496,000     612,598
    Hisense Kelon Electrical Holdings Co., Ltd.
      Class H...........................................    197,000     117,076
*   HKC Holdings, Ltd................................... 19,289,447     367,159
*   HNA Holding Group Co., Ltd..........................    710,000      35,290
    HNA Infrastructure Co., Ltd.........................    603,000     648,269
#*  Honghua Group, Ltd.................................. 10,158,000     493,929
    Honworld Group, Ltd.................................    325,500     206,150
    Hopefluent Group Holdings, Ltd......................  1,115,670     317,030
#   Hopewell Highway Infrastructure, Ltd................  4,163,000   2,132,750
#   Hopson Development Holdings, Ltd....................  4,210,000   3,852,985
#   HOSA International, Ltd.............................  3,812,000   1,278,715

                                     2104

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
CHINA -- (Continued)
#   Hua Han Health Industry Holdings, Ltd............... 25,279,698 $ 2,321,119
#*  Huabao International Holdings, Ltd.................. 13,262,014   4,764,816
    Huadian Fuxin Energy Corp., Ltd. Class H............ 16,248,000   3,801,281
    Huaneng Renewables Corp., Ltd. Class H.............. 22,826,000   7,327,748
#   Huayi Tencent Entertainment Co., Ltd................  2,900,000     213,384
*   Huiyin Smart Community Co., Ltd.....................  2,206,000     288,031
    Hydoo International Holding, Ltd....................  1,634,000     196,069
    Inspur International, Ltd...........................  2,160,000     424,477
#   Intime Retail Group Co., Ltd........................  7,681,000   6,062,673
*   InvesTech Holdings, Ltd.............................  1,748,000     298,120
#   Jiangnan Group, Ltd.................................  8,664,000   1,521,544
*   Jinchuan Group International Resources Co., Ltd.....    567,000      21,239
#   Joy City Property, Ltd..............................  1,224,000     199,313
    Ju Teng International Holdings, Ltd.................  5,266,000   1,676,289
*   Kai Yuan Holdings, Ltd.............................. 13,400,000      74,316
#*  Kaisa Group Holdings, Ltd...........................  9,828,000     370,526
#   Kangda International Environmental Co., Ltd.........  1,966,000     397,414
*   Kasen International Holdings, Ltd...................  1,459,000     265,189
    Kingboard Chemical Holdings, Ltd....................  4,301,921   9,294,953
    Kingboard Laminates Holdings, Ltd...................  5,527,500   3,525,314
#*  Kingdee International Software Group Co., Ltd....... 13,089,200   4,150,863
#   Koradior Holdings, Ltd..............................    841,000   1,236,197
    KWG Property Holding, Ltd...........................  9,037,950   5,607,378
#*  Labixiaoxin Snacks Group, Ltd.......................  1,729,000     124,971
    Lai Fung Holdings, Ltd.............................. 28,358,229     523,427
    Le Saunda Holdings, Ltd.............................  2,049,799     407,544
    Lee & Man Chemical Co., Ltd.........................    998,785     302,891
    Lee & Man Paper Manufacturing, Ltd..................  8,476,000   6,554,394
#   Lee's Pharmaceutical Holdings, Ltd..................    946,000     744,255
    Leoch International Technology, Ltd.................    953,000      98,627
*   Li Ning Co., Ltd....................................  2,002,000   1,048,320
*   Lianhua Supermarket Holdings Co., Ltd. Class H......  2,474,600     990,002
#*  Lifetech Scientific Corp............................  9,962,000   1,854,827
*   Lingbao Gold Co., Ltd. Class H......................    122,000      31,187
    Livzon Pharmaceutical Group, Inc. Class H...........    399,880   1,984,369
#   Logan Property Holdings Co., Ltd....................  5,338,000   2,038,387
    Lonking Holdings, Ltd............................... 13,178,000   1,958,539
#*  Loudong General Nice Resources China Holdings,
      Ltd...............................................  9,144,140     559,582
#*  Luye Pharma Group, Ltd..............................  7,003,000   4,549,141
#*  Maanshan Iron & Steel Co., Ltd. Class H.............  7,858,000   1,758,478
    Maoye International Holdings, Ltd...................  7,468,000     704,208
*   Merry Garden Holdings, Ltd..........................  4,650,000      88,759
*   Microport Scientific Corp...........................  1,484,000     807,036
*   MIE Holdings Corp...................................  7,968,000     732,969
    MIN XIN Holdings, Ltd...............................    752,000     778,427
#*  Mingfa Group International Co., Ltd.................  7,108,000   1,731,558
*   Mingyuan Medicare Development Co., Ltd..............  6,950,000      38,609
    Minmetals Land, Ltd.................................  7,260,000     891,201
    Minth Group, Ltd....................................  3,475,000  11,251,493
#*  MMG, Ltd............................................  9,946,000   2,391,415
    MOBI Development Co., Ltd...........................  1,014,000     123,269
    Nature Home Holding Co., Ltd........................    520,000      87,235
#   NetDragon Websoft Holdings, Ltd.....................    233,544     760,927

                                     2105

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
CHINA -- (Continued)
    New World Department Store China, Ltd..............   2,838,462 $   362,948
    Nexteer Automotive Group, Ltd......................   3,343,000   3,315,721
    Nine Dragons Paper Holdings, Ltd...................   8,304,000   6,620,219
#*  North Mining Shares Co., Ltd.......................  47,540,000   1,074,215
#   NVC Lighting Holdings, Ltd.........................   7,010,000     759,671
*   O-Net Technologies Group, Ltd......................   1,268,000     483,192
*   Optics Valley Union Holding Co, Ltd................   1,844,000     188,248
*   Ourgame International Holdings, Ltd................     214,000      79,098
    Overseas Chinese Town Asia Holdings, Ltd...........   1,484,183     498,794
#   Pacific Online, Ltd................................   3,033,365     788,191
    Parkson Retail Group, Ltd..........................   7,237,000     626,804
#   PAX Global Technology, Ltd.........................   5,312,000   4,403,988
#   Peak Sport Products Co., Ltd.......................   5,195,000   1,604,249
#   Phoenix Healthcare Group Co., Ltd..................   3,155,000   4,681,417
#   Phoenix Satellite Television Holdings, Ltd.........   8,014,000   1,773,084
#   Poly Culture Group Corp., Ltd. Class H.............     324,700     843,168
#*  Poly Property Group Co., Ltd.......................  14,561,000   3,934,024
*   Pou Sheng International Holdings, Ltd..............  13,507,806   3,856,008
    Powerlong Real Estate Holdings, Ltd................   8,517,000   1,925,854
#*  Prosperity International Holdings HK, Ltd..........   9,020,000     208,943
#*  PW Medtech Group, Ltd..............................   4,850,000   1,260,379
    Qingdao Port International Co., Ltd. Class H.......     787,000     359,989
    Qingling Motors Co., Ltd. Class H..................   2,586,000     827,959
    Qinhuangdao Port Co., Ltd. Class H.................     661,000     161,275
*   Qunxing Paper Holdings Co., Ltd....................     669,913      32,639
*   Real Gold Mining, Ltd..............................     300,500      10,187
    Real Nutriceutical Group, Ltd......................   6,829,000     635,391
#*  Redco Properties Group, Ltd........................     342,000     250,522
#*  Renhe Commercial Holdings Co., Ltd................. 102,985,000   2,621,588
#*  REXLot Holdings, Ltd...............................  59,701,502   1,048,585
    Road King Infrastructure, Ltd......................   1,928,000   1,596,607
    Samson Holding, Ltd................................   3,644,000     390,116
#*  Sany Heavy Equipment International Holdings Co.,
      Ltd..............................................   6,295,000   1,025,696
*   Scud Group, Ltd....................................   1,876,000      47,151
#*  Semiconductor Manufacturing International Corp.....  37,964,000   3,077,754
    Shandong Chenming Paper Holdings, Ltd. Class H.....   1,886,000   1,582,508
    Shandong Weigao Group Medical Polymer Co., Ltd.
      Class H..........................................  10,148,000   5,674,095
*   Shanghai Fudan Microelectronics Group Co., Ltd.
      Class H..........................................     620,000     502,147
#   Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co.,
      Ltd. Class H.....................................     754,000     691,788
    Shanghai Industrial Holdings, Ltd..................   3,132,000   7,345,628
    Shanghai Industrial Urban Development Group, Ltd... 11,918,000 2,694,116 Shanghai Jin Jiang International Hotels Group Co.,
      Ltd. Class H.....................................   6,956,000   2,278,454
    Shanghai Prime Machinery Co., Ltd. Class H.........   5,106,000     751,942
*   Shanghai Zendai Property, Ltd......................   8,390,000     156,061
    Sheen Tai Holdings Grp Co., Ltd....................   2,482,000     281,966
*   Shengli Oil & Gas Pipe Holdings, Ltd...............   2,272,500      95,365
    Shenguan Holdings Group, Ltd.......................   7,096,000     586,627
    Shenzhen Expressway Co., Ltd. Class H..............   4,196,400   3,962,427
    Shenzhen International Holdings, Ltd...............   7,240,222  10,549,670
    Shenzhen Investment, Ltd...........................  19,755,378   8,065,284
#*  Shougang Concord International Enterprises Co.,
      Ltd..............................................  29,384,000     857,989
#   Shougang Fushan Resources Group, Ltd...............  19,046,000   3,393,421
#   Shui On Land, Ltd..................................  24,202,643   6,536,080

                                     2106

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
CHINA -- (Continued)
*   Shunfeng International Clean Energy, Ltd.............  9,212,000 $1,168,911
#   Sichuan Expressway Co., Ltd. Class H.................  5,288,000  1,816,749
    Sihuan Pharmaceutical Holdings Group, Ltd............ 25,120,000  5,691,087
*   Silver Grant International Industries, Ltd...........  4,622,000    495,948
*   Silverman Holdings, Ltd..............................  1,014,000    239,528
*   SIM Technology Group, Ltd............................  1,050,000     43,473
#*  Sino Oil And Gas Holdings, Ltd....................... 70,712,766  2,137,269
#*  Sino-I Technology, Ltd...............................  3,950,000     58,369
#   Sinofert Holdings, Ltd............................... 14,545,327  1,729,157
*   Sinolink Worldwide Holdings, Ltd..................... 11,704,800  1,163,858
#   SinoMedia Holding, Ltd...............................  1,126,000    234,167
    Sinopec Engineering Group Co., Ltd. Class H..........    153,500    134,274
#   Sinopec Kantons Holdings, Ltd........................  4,914,000  2,560,667
#   Sinosoft Technology Group, Ltd.......................  2,848,000  1,570,795
#*  Sinotrans Shipping, Ltd..............................  4,259,586    655,361
    Sinotrans, Ltd. Class H.............................. 11,696,000  5,367,118
    Sinotruk Hong Kong, Ltd..............................  4,613,500  2,062,612
#   SITC International Holdings Co., Ltd.................  6,929,000  4,105,195
#   Skyworth Digital Holdings, Ltd....................... 11,529,641  8,635,544
#   SMI Holdings Group, Ltd.............................. 19,248,066  1,715,026
#   SOHO China, Ltd...................................... 12,264,000  5,671,017
*   Solargiga Energy Holdings, Ltd.......................    221,000      4,425
*   Sound Global, Ltd....................................    494,000    189,745
#*  Sparkle Roll Group, Ltd..............................  6,040,000    343,334
    Springland International Holdings, Ltd...............  4,080,000    505,898
*   SPT Energy Group, Inc................................  4,970,000    305,338
*   SRE Group, Ltd....................................... 21,654,346    630,885
#   SSY Group, Ltd....................................... 13,363,152  4,172,556
    Sun King Power Electronics Group.....................    896,000    136,458
    Sunac China Holdings, Ltd............................ 13,824,000  8,702,408
    Sunny Optical Technology Group Co., Ltd..............  1,354,000  5,405,384
    Sunshine 100 China Holdings, Ltd.....................    130,000     54,967
    Symphony Holdings, Ltd...............................  2,230,000    239,004
*   Synertone Communication Corp.........................    888,000     19,458
#   TCC International Holdings, Ltd...................... 10,116,647  1,766,675
    TCL Communication Technology Holdings, Ltd...........  3,492,198  3,141,329
#*  TCL Multimedia Technology Holdings, Ltd..............  3,700,510  2,014,520
#   Technovator International, Ltd.......................  1,516,000    647,418
    Tenfu Cayman Holdings Co., Ltd.......................    185,000     59,576
#   Tenwow International Holdings, Ltd...................  2,357,000    654,324
    Texhong Textile Group, Ltd...........................  2,023,500  2,700,464
    Tian An China Investment Co., Ltd....................  1,383,000    759,623
#   Tian Ge Interactive Holdings, Ltd....................     61,000     35,038
    Tian Shan Development Holdings, Ltd..................  1,742,000    653,628
    Tiande Chemical Holdings, Ltd........................     64,000     12,287
#   Tiangong International Co., Ltd......................  9,886,000    740,921
    Tianjin Capital Environmental Protection Group Co.,
      Ltd. Class H.......................................  1,936,000    913,639
    Tianjin Development Holdings, Ltd....................  2,780,000  1,280,555
*   Tianjin Jinran Public Utilities Co., Ltd. Class H....  1,730,000    156,085
    Tianjin Port Development Holdings, Ltd............... 11,994,800  1,783,157
    Tianneng Power International, Ltd....................  3,606,048  2,487,049
*   Tianyi Summi Holdings, Ltd...........................  3,572,000    322,693
#   Tibet Water Resources, Ltd...........................  9,416,000  3,131,580

                                     2107

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
CHINA -- (Continued)
    Time Watch Investments, Ltd........................  1,456,000 $    178,578
    Times Property Holdings, Ltd.......................     56,000       22,251
    Tomson Group, Ltd..................................  1,309,229      418,818
    Tong Ren Tang Technologies Co., Ltd. Class H.......  3,757,000    5,929,072
#   Tongda Group Holdings, Ltd......................... 19,080,000    3,847,759
    Tonly Electronics Holdings, Ltd....................    431,176      196,180
    Top Spring International Holdings, Ltd.............    292,500       94,775
#   Towngas China Co., Ltd.............................  6,618,000    4,025,997
    TPV Technology, Ltd................................  5,063,964      988,432
#   Trigiant Group, Ltd................................  3,684,000      599,319
*   Trony Solar Holdings Co., Ltd......................  1,757,000       26,723
#   Truly International Holdings, Ltd..................  8,919,573    4,866,069
#   Uni-President China Holdings, Ltd..................  4,262,000    3,272,185
#*  United Energy Group, Ltd........................... 13,424,450      523,165
#   Universal Health International Group Holding,
       Ltd.............................................  7,123,000      381,810
#   V1 Group, Ltd...................................... 21,029,600    1,074,409
    Vinda International Holdings, Ltd..................    168,000      325,650
    Wanguo International Mining Group, Ltd.............    154,000       29,947
#   Wasion Group Holdings, Ltd.........................  3,374,000    1,915,278
    Weiqiao Textile Co. Class H........................  2,599,000    2,078,820
    Welling Holding, Ltd...............................  6,472,000    1,213,647
#*  West China Cement, Ltd............................. 16,556,000    1,561,239
#*  Wisdom Sports Group................................  2,227,000      645,378
*   Wuzhou International Holdings, Ltd.................  9,602,000      965,743
#   Xiamen International Port Co., Ltd. Class H........  6,750,000    1,300,025
#*  Xinchen China Power Holdings, Ltd..................  2,242,000      321,789
    Xingda International Holdings, Ltd.................  6,074,000    1,561,812
*   Xinhua Winshare Publishing and Media Co., Ltd.
      Class H..........................................  2,865,103    3,055,758
*   Xinjiang Xinxin Mining Industry Co., Ltd.
      Class H..........................................  4,756,598      516,578
#   Xinyi Solar Holdings, Ltd.......................... 14,362,000    5,514,011
*   Xiwang Special Steel Co., Ltd......................  2,520,000      215,023
#   XTEP International Holdings, Ltd...................  5,155,000    2,657,384
*   Yanchang Petroleum International, Ltd.............. 29,760,000      765,504
    Yangtze Optical Fibre and Cable Joint Stock, Ltd.
      Co. Class H......................................    130,000      156,072
#   Yashili International Holdings, Ltd................    663,000      143,928
    Yida China Holdings, Ltd...........................  1,098,000      433,442
    Yingde Gases Group Co., Ltd........................  7,124,000    2,539,907
#   Yip's Chemical Holdings, Ltd.......................  1,886,000      728,406
    Youyuan International Holdings, Ltd................  2,627,070      742,377
*   Yuanda China Holdings, Ltd......................... 12,884,000      386,693
    Yuexiu Property Co., Ltd........................... 46,202,284    5,969,363
    Yuexiu Transport Infrastructure, Ltd...............  4,354,018    2,877,835
    Yuzhou Properties Co., Ltd......................... 10,003,120    2,953,378
#*  Zall Group, Ltd....................................  6,696,000    3,463,761
#   Zhaojin Mining Industry Co., Ltd. Class H..........  5,058,000    5,849,710
#   Zhengzhou Coal Mining Machinery Group Co., Ltd.
      Class H..........................................  1,244,600      514,193
*   Zhong An Real Estate, Ltd..........................  6,952,400      627,693
#   Zhongsheng Group Holdings, Ltd.....................  3,983,000    2,459,728
    Zhuhai Holdings Investment Group, Ltd..............  1,028,000      159,528
                                                                   ------------
TOTAL CHINA............................................             724,637,609
                                                                   ------------
COLOMBIA -- (0.2%)
    Almacenes Exito SA.................................    647,034    2,950,644

                                     2108

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
COLOMBIA -- (Continued)
    Bolsa de Valores de Colombia........................ 29,054,344 $   170,351
    Celsia SA ESP.......................................    931,965   1,142,947
*   Cemex Latam Holdings SA.............................    900,443   3,636,968
    Constructora Conconcreto SA.........................    293,150     104,083
    Corp. Financiera Colombiana SA......................     25,611     320,184
    Empresa de Telecomunicaciones de Bogota.............  3,257,689     636,682
*   Grupo Odinsa SA.....................................     19,092      54,602
    Interconexion Electrica SA ESP......................     67,599     200,155
    Mineros SA..........................................    102,961      81,078
                                                                    -----------
TOTAL COLOMBIA..........................................              9,297,694
                                                                    -----------
GREECE -- (0.3%)
    Aegean Airlines SA..................................    224,579   1,795,594
*   Astir Palace Vouliagmeni SA.........................     16,695      71,855
    Athens Water Supply & Sewage Co. SA (The)...........    125,722     809,330
    Bank of Greece......................................    142,930   1,529,548
*   Ellaktor SA.........................................    909,399   1,379,446
*   Fourlis Holdings SA.................................    283,268   1,112,344
*   Frigoglass SAIC.....................................     64,797      10,947
*   GEK Terna Holding Real Estate Construction SA.......    475,188   1,037,107
    Hellenic Exchanges - Athens Stock Exchange SA.......    513,059   2,417,161
*   Iaso SA.............................................    282,999     128,124
*   Intracom Holdings SA................................    664,642     214,546
*   Intralot SA-Integrated Lottery Systems & Services...    865,039     872,306
*   Lamda Development SA................................     92,510     468,523
*   Marfin Investment Group Holdings SA.................  6,110,771     822,663
    Metka Industrial - Construction SA..................    188,318   1,543,079
    Mytilineos Holdings SA..............................    339,544   1,491,501
    Piraeus Port Authority SA...........................     42,172     626,836
    Sarantis SA.........................................     96,712     957,118
    Terna Energy SA.....................................    257,713     767,997
                                                                    -----------
TOTAL GREECE............................................             18,056,025
                                                                    -----------
HUNGARY -- (0.0%)
#*  FHB Mortgage Bank P.L.C.............................     27,009      51,017
    Magyar Telekom Telecommunications P.L.C.............    633,760   1,013,916
    Richter Gedeon Nyrt.................................     33,795     714,370
                                                                    -----------
TOTAL HUNGARY...........................................              1,779,303
                                                                    -----------
INDIA -- (12.8%)
*   3M India, Ltd.......................................      6,328   1,387,792
*   8K Miles Software Services, Ltd.....................      1,672      46,740
    Aarti Industries....................................    203,332   1,689,170
    Aban Offshore, Ltd..................................    137,519     457,163
    Abbott India, Ltd...................................        375      26,183
    Accelya Kale Solutions, Ltd.........................      2,647      48,555
    Adani Enterprises, Ltd..............................  1,449,925   1,746,971
*   Adani Power, Ltd....................................  6,769,452   2,834,777
*   Adani Transmissions, Ltd............................    305,644     178,832
    Aditya Birla Nuvo, Ltd..............................    104,820   2,234,762
*   Advanta, Ltd........................................    206,926   1,997,573
    Aegis Logistics, Ltd................................  1,171,370   2,187,420

                                     2109

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
INDIA -- (Continued)
    Agro Tech Foods, Ltd.................................    62,964 $  464,691
    AIA Engineering, Ltd.................................   236,181  3,635,299
    Ajanta Pharma, Ltd...................................   313,519  8,328,350
    Akzo Nobel India, Ltd................................    73,725  1,858,762
    Alembic Pharmaceuticals, Ltd.........................   573,355  5,367,824
    Alembic, Ltd.........................................   624,014    358,726
    Allahabad Bank....................................... 1,121,891  1,300,313
    Allcargo Logistics, Ltd..............................   417,897  1,330,961
*   Alok Industries, Ltd................................. 2,950,084    177,334
*   Alstom India, Ltd....................................   186,497  1,727,639
    Alstom T&D India, Ltd................................   124,100    638,377
    Amara Raja Batteries, Ltd............................   510,176  7,180,609
*   Amtek Auto, Ltd......................................   217,501    156,976
    Anant Raj, Ltd.......................................   343,185    293,644
    Andhra Bank.......................................... 1,312,648  1,185,189
    Apar Industries, Ltd.................................   102,166    896,617
    Apollo Tyres, Ltd.................................... 2,214,640  5,471,626
*   Arvind Infrastructure, Ltd...........................   125,308    165,262
    Arvind, Ltd.......................................... 1,766,630  8,091,582
*   Asahi India Glass, Ltd...............................   433,535  1,134,141
    Ashiana Housing, Ltd.................................     5,240     13,265
    Ashoka Buildcon, Ltd.................................   185,732    440,229
    Astral Polytechnik, Ltd..............................    34,813    267,982
*   AstraZeneca Pharma India, Ltd........................     2,547     39,613
    Atul, Ltd............................................    82,504  2,370,487
    Automotive Axles, Ltd................................    11,656    112,134
    Bajaj Corp., Ltd.....................................   388,224  2,267,191
    Bajaj Electricals, Ltd...............................   200,131    803,549
*   Bajaj Hindusthan Sugar, Ltd.......................... 2,708,567    813,119
    Bajaj Holdings and Investment, Ltd...................   121,535  3,290,615
    Balkrishna Industries, Ltd...........................   246,264  2,669,395
    Ballarpur Industries, Ltd............................ 1,005,483    224,536
    Balmer Lawrie & Co., Ltd.............................   112,703  1,058,660
*   Balrampur Chini Mills, Ltd........................... 1,374,241  2,709,671
*   Bank of India........................................ 1,787,393  2,990,721
    Bank Of Maharashtra..................................   754,510    365,932
    Bannari Amman Sugars, Ltd............................    14,297    412,813
    BASF India, Ltd......................................    83,644  1,330,632
    Bata India, Ltd......................................   297,663  2,707,056
    BEML, Ltd............................................   208,498  3,160,380
    Berger Paints India, Ltd............................. 2,563,663  9,132,975
*   BF Utilities, Ltd....................................    80,023    628,059
*   Bharat Financial Inclusion, Ltd......................     8,440    114,703
    Bharat Forge, Ltd....................................    21,432    242,554
*   Bharti Retail DM2....................................   983,154  1,923,450
    Biocon, Ltd..........................................   595,447  7,381,605
    Birla Corp., Ltd.....................................   160,261  1,346,451
    Blue Dart Express, Ltd...............................    33,361  2,926,094
    Blue Star, Ltd.......................................   284,385  2,068,991
    Bombay Dyeing & Manufacturing Co., Ltd...............   737,242    515,605
    Brigade Enterprises, Ltd.............................   196,245    505,949
    Can Fin Homes, Ltd...................................    31,374    629,873
    Canara Bank..........................................   428,835  1,606,897

                                     2110

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                          --------- ----------
INDIA -- (Continued)
    Capital First, Ltd...................................    34,500 $  379,477
    Caplin Point Laboratories, Ltd.......................     4,470     77,339
    Carborundum Universal, Ltd...........................   338,845  1,294,438
    CCL Products India, Ltd..............................   515,266  1,991,722
    Ceat, Ltd............................................   234,450  3,029,171
*   Central Bank Of India................................   107,578    156,688
    Century Plyboards India, Ltd.........................   613,879  2,160,125
    Century Textiles & Industries, Ltd...................   556,682  5,820,059
    Cera Sanitaryware, Ltd...............................     8,805    307,690
    CESC, Ltd............................................   701,248  6,434,470
    Chambal Fertilizers and Chemicals, Ltd............... 1,177,352  1,134,551
*   Chennai Petroleum Corp., Ltd.........................   372,595  1,484,340
*   Chennai Super Kings Cricket, Ltd..................... 1,658,632     20,894
    Cholamandalam Investment and Finance Co., Ltd........   142,774  2,329,688
    City Union Bank, Ltd................................. 1,578,425  3,044,933
*   Clariant Chemicals India, Ltd........................    64,107    695,903
    Coromandel International, Ltd........................   564,091  2,153,081
*   Corp. Bank........................................... 1,348,710    837,142
    Cox & Kings, Ltd.....................................   741,911  2,126,394
    Credit Analysis & Research, Ltd......................    58,053    919,812
    CRISIL, Ltd..........................................    76,047  2,299,695
*   Crompton Greaves Consumer Electricals, Ltd........... 3,403,119  7,971,178
*   Crompton Greaves, Ltd................................ 3,403,119  4,025,480
    Cyient, Ltd..........................................   376,968  2,805,563
    Dalmia Bharat Sugar & Industries, Ltd................    21,068     49,001
    Dalmia Bharat, Ltd...................................   125,249  2,708,847
    DB Corp., Ltd........................................    55,468    336,970
*   DB Realty, Ltd.......................................   681,291    561,399
*   DCB Bank, Ltd........................................ 2,010,634  3,340,726
    DCM Shriram, Ltd.....................................   260,162    922,841
    Deepak Fertilisers & Petrochemicals Corp., Ltd.......   242,420    599,201
    Deepak Nitrite, Ltd..................................    22,445     34,977
    Delta Corp., Ltd.....................................   740,999  1,073,273
*   DEN Networks, Ltd....................................   450,304    584,794
*   Dena Bank............................................ 1,251,365    726,640
    Dewan Housing Finance Corp., Ltd.....................   741,376  2,481,582
    Dhanuka Agritech, Ltd................................    12,601    125,415
*   Dish TV India, Ltd................................... 4,186,384  6,450,487
    Dishman Pharmaceuticals & Chemicals, Ltd.............   853,143  2,019,567
*   Dynamatic Technologies, Ltd..........................     7,952    313,116
    eClerx Services, Ltd.................................   142,751  3,305,220
    Edelweiss Financial Services, Ltd.................... 2,041,831  2,906,389
    EID Parry India, Ltd.................................   594,774  2,297,606
    EIH, Ltd.............................................   970,175  1,719,180
    Electrosteel Castings, Ltd...........................   607,641    202,885
    Elgi Equipments, Ltd.................................   272,744    733,858
    Engineers India, Ltd.................................   841,465  2,850,212
    Entertainment Network India, Ltd.....................    64,795    693,187
*   Eros International Media, Ltd........................   222,553    773,299
    Escorts, Ltd.........................................   754,964  2,966,824
    Essel Propack, Ltd...................................   502,843  1,610,280
    Eveready Industries India, Ltd.......................   253,155    940,373
    Exide Industries, Ltd................................ 2,409,364  6,469,970

                                     2111

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
INDIA -- (Continued)
    FAG Bearings India, Ltd..............................     33,787 $2,066,734
    FDC, Ltd.............................................    463,177  1,321,987
    Federal Bank, Ltd....................................  8,408,191  8,126,105
*   Federal-Mogul Goetze India, Ltd......................     72,593    398,427
    Finolex Cables, Ltd..................................    771,546  4,557,453
    Finolex Industries, Ltd..............................    423,859  2,970,086
*   Firstsource Solutions, Ltd...........................  2,353,285  1,641,448
*   Fortis Healthcare, Ltd...............................    994,597  2,561,161
*   Future Consumer Enterprise, Ltd......................  4,235,473  1,400,834
    Future Enterprises, Ltd..............................    983,154    324,632
    Gabriel India, Ltd...................................    551,025    840,456
    Gateway Distriparks, Ltd.............................    653,663  2,569,921
    Gati, Ltd............................................    220,146    603,800
    Gayatri Projects, Ltd................................     11,107    109,028
    Geometric, Ltd.......................................     44,283    148,572
    GHCL, Ltd............................................    279,324    960,921
    GIC Housing Finance, Ltd.............................     46,195    207,006
    Gillette India, Ltd..................................     13,197    936,047
*   Global Offshore Services, Ltd........................     60,558    120,735
*   GMR Infrastructure, Ltd.............................. 15,924,296  3,411,383
    GOCL Corp., Ltd......................................     76,450    232,593
    Godfrey Phillips India, Ltd..........................     48,044    854,137
    Godrej Industries, Ltd...............................    392,557  2,531,826
*   Godrej Properties, Ltd...............................    538,871  2,906,817
    Granules India, Ltd..................................    695,454  1,486,942
    Graphite India, Ltd..................................    397,865    493,485
    Great Eastern Shipping Co., Ltd. (The)...............    539,630  2,711,964
    Greaves Cotton, Ltd..................................    732,046  1,571,832
    Greenply Industries, Ltd.............................     36,951    143,481
    Grindwell Norton, Ltd................................     45,754    233,283
    Gruh Finance, Ltd....................................    495,287  2,184,662
    Gujarat Alkalies & Chemicals, Ltd....................    194,312    794,148
    Gujarat Fluorochemicals, Ltd.........................    224,424  2,113,833
    Gujarat Gas, Ltd.....................................    319,983  2,820,275
    Gujarat Industries Power Co., Ltd....................    107,851    144,967
    Gujarat Mineral Development Corp., Ltd...............    803,287    951,934
*   Gujarat Narmada Valley Fertilizers & Chemicals,
      Ltd................................................    266,808    616,785
*   Gujarat Pipavav Port, Ltd............................  1,038,829  2,671,084
    Gujarat State Fertilizers & Chemicals, Ltd...........    969,096  1,015,110
    Gujarat State Petronet, Ltd..........................  1,524,693  3,032,455
    Gulf Oil Lubricants India, Ltd.......................     77,668    699,199
*   GVK Power & Infrastructure, Ltd......................  5,289,365    510,481
*   Hathway Cable & Datacom, Ltd.........................  2,039,467    970,449
    Havells India, Ltd...................................  1,259,320  7,331,476
*   HCL Infosystems, Ltd.................................    477,473    294,188
    HEG, Ltd.............................................     36,273    102,130
*   HeidelbergCement India, Ltd..........................    878,204  1,667,686
    Hexaware Technologies, Ltd...........................  1,541,475  5,067,812
    Hikal, Ltd...........................................     87,713    240,061
*   Himachal Futuristic Communications, Ltd..............  4,863,719  1,277,444
    Himatsingka Seide, Ltd...............................    235,852    968,921
    Hinduja Global Solutions, Ltd........................     15,689     98,752
    Hinduja Ventures, Ltd................................     27,826    182,224

                                     2112

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
INDIA -- (Continued)
*   Hindustan Construction Co., Ltd......................  2,079,472 $  724,720
    Hindustan Media Ventures, Ltd........................     16,871     69,440
    Hitachi Home & Life Solutions India, Ltd.............     65,690  1,434,457
    Honeywell Automation India, Ltd......................     13,522  2,017,224
*   Housing Development & Infrastructure, Ltd............  4,006,797  6,108,487
    HSIL, Ltd............................................    238,038  1,126,673
    HT Media, Ltd........................................    550,399    698,940
    Huhtamaki PPL, Ltd...................................    124,042    589,555
    ICRA, Ltd............................................      2,834    156,776
    IDBI Bank, Ltd.......................................  4,151,225  4,354,602
*   IFB Industries, Ltd..................................     24,447    139,917
    IFCI, Ltd............................................  5,221,683  2,272,269
    IIFL Holdings, Ltd...................................  1,528,633  6,206,904
    IL&FS Transportation Networks, Ltd...................    807,052    881,975
*   India Cements, Ltd. (The)............................  2,012,170  3,748,226
*   Indiabulls Real Estate, Ltd..........................  1,891,680  2,614,970
    Indian Bank..........................................    742,128  1,750,206
*   Indian Hotels Co., Ltd...............................  2,977,271  5,974,373
*   Indian Overseas Bank.................................  2,002,490    826,557
    Indo Count Industries, Ltd...........................     29,296    392,368
    Indoco Remedies, Ltd.................................    303,598  1,397,901
    Indraprastha Gas, Ltd................................    228,271  2,215,298
    INEOS Styrolution India, Ltd.........................     23,441    213,419
    Ingersoll-Rand India, Ltd............................     86,228  1,004,050
*   Inox Leisure, Ltd....................................    364,062  1,335,339
*   Intellect Design Arena, Ltd..........................    483,603  1,587,856
    Ipca Laboratories, Ltd...............................    375,952  2,901,722
    IRB Infrastructure Developers, Ltd...................  1,582,858  5,132,042
*   ITD Cementation India, Ltd...........................    250,417    554,111
    J Kumar Infraprojects, Ltd...........................     28,792     94,475
    Jagran Prakashan, Ltd................................    825,376  2,215,241
    Jai Corp., Ltd.......................................    104,735    122,713
    Jain Irrigation Systems, Ltd.........................  3,123,477  3,318,516
*   Jaiprakash Associates, Ltd........................... 10,389,053  1,895,747
*   Jaiprakash Power Ventures, Ltd.......................  6,493,149    594,447
    Jammu & Kashmir Bank, Ltd. (The).....................  2,129,343  2,145,002
*   Jaypee Infratech, Ltd................................  3,812,775    584,597
    JB Chemicals & Pharmaceuticals, Ltd..................    232,209    934,890
    JBF Industries, Ltd..................................    256,841    785,090
*   Jet Airways India, Ltd...............................     54,033    500,379
    Jindal Poly Films, Ltd...............................    133,621    863,362
    Jindal Saw, Ltd......................................  1,136,957    868,585
*   Jindal Steel & Power, Ltd............................  3,202,653  4,003,988
    JK Cement, Ltd.......................................    195,528  2,075,641
    JK Lakshmi Cement, Ltd...............................    456,015  2,891,723
    JK Tyre & Industries, Ltd............................    841,251  1,134,525
    JM Financial, Ltd....................................  2,322,187  2,496,570
    JSW Energy, Ltd......................................  2,970,747  3,684,410
*   JSW Holdings, Ltd....................................     22,200    445,834
    Jubilant Foodworks, Ltd..............................    325,974  5,975,140
    Jubilant Life Sciences, Ltd..........................    505,015  2,548,499
    Just Dial, Ltd.......................................    170,448  1,414,955
    Jyothy Laboratories, Ltd.............................    418,266  1,799,944

                                     2113

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
INDIA -- (Continued)
    Kajaria Ceramics, Ltd................................   331,366 $6,268,550
    Kalpataru Power Transmission, Ltd....................   452,177  1,844,276
    Kansai Nerolac Paints, Ltd...........................   419,375  2,161,113
    Karnataka Bank, Ltd. (The)........................... 1,274,026  2,785,463
    Karur Vysya Bank, Ltd. (The).........................   471,912  3,381,830
    Kaveri Seed Co., Ltd.................................   205,478  1,207,248
*   KAYA, Ltd............................................     6,469     78,749
    KCP, Ltd.............................................    29,180     44,093
    KEC International, Ltd...............................   766,919  1,648,384
*   Kesoram Industries, Ltd..............................   211,137    449,265
    Kewal Kiran Clothing, Ltd............................     1,598     43,970
    Kirloskar Brothers, Ltd..............................       817      1,904
    Kirloskar Oil Engines, Ltd...........................   237,212  1,000,515
    Kitex Garments, Ltd..................................    40,256    297,832
    Kolte-Patil Developers, Ltd..........................   193,641    390,609
    KPIT Technologies, Ltd............................... 1,182,320  2,330,527
    KPR Mill, Ltd........................................    14,130    235,321
    KRBL, Ltd............................................   518,655  1,972,574
    KSB Pumps, Ltd.......................................    52,540    533,641
*   KSK Energy Ventures, Ltd.............................   285,569    125,742
    Kwality, Ltd.........................................    22,048     35,379
    L&T Finance Holdings, Ltd............................ 2,215,740  2,860,883
    LA Opala RG, Ltd.....................................    30,696    253,355
    Lakshmi Machine Works, Ltd...........................    27,311  1,502,026
    Lakshmi Vilas Bank, Ltd. (The).......................   578,090  1,166,346
*   Lanco Infratech, Ltd................................. 5,107,406    386,725
    Linde India, Ltd.....................................     7,583     38,057
    Magma Fincorp, Ltd...................................    30,522     48,807
*   Mahanagar Telephone Nigam, Ltd.......................    29,787      9,557
    Maharashtra Seamless, Ltd............................   210,955    673,266
    Mahindra & Mahindra Financial Services, Ltd..........   761,660  3,770,125
*   Mahindra CIE Automotive, Ltd.........................   128,297    353,318
    Mahindra Holidays & Resorts India, Ltd...............   253,722  1,671,540
    Mahindra Lifespace Developers, Ltd...................   122,860    816,649
*   Majesco, Ltd.........................................    47,137    381,319
    Manappuram Finance, Ltd.............................. 1,826,132  2,243,566
*   Mangalore Refinery & Petrochemicals, Ltd............. 1,709,073  2,070,337
    Marksans Pharma, Ltd.................................   675,243    480,504
    Max Financial Services, Ltd..........................   797,555  6,960,390
*   MAX India, Ltd.......................................   960,513  1,897,079
*   Max Ventures & Industries, Ltd.......................   192,103    180,674
    Mayur Uniquoters, Ltd................................    25,986    163,655
    McLeod Russel India, Ltd.............................   504,587  1,546,780
    Meghmani Organics, Ltd...............................    58,501     40,222
    Merck, Ltd...........................................    46,217    487,246
    Minda Corp., Ltd.....................................    20,811     36,445
    MindTree, Ltd........................................   789,676  6,820,496
    Mirza International, Ltd.............................    37,315     52,316
    MOIL, Ltd............................................    92,874    340,700
    Monsanto India, Ltd..................................    47,843  1,692,783
    Motilal Oswal Financial Services, Ltd................    70,381    503,317
    Mphasis, Ltd.........................................   584,169  4,699,859
    MPS, Ltd.............................................    31,842    322,774

                                     2114

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
INDIA -- (Continued)
    MRF, Ltd.............................................     9,763 $4,939,625
    Muthoot Finance, Ltd.................................   261,407  1,286,601
*   Nagarjuna Fertilizers & Chemicals, Ltd...............   632,948    109,043
    Natco Pharma, Ltd....................................   578,550  5,449,390
    National Aluminium Co., Ltd.......................... 2,913,156  2,025,305
    Nava Bharat Ventures, Ltd............................    52,507    184,415
    Navin Fluorine International, Ltd....................     1,862     65,193
    Navneet Education, Ltd...............................   702,521  1,029,826
    NCC, Ltd............................................. 4,554,069  5,548,322
    Nectar Lifesciences, Ltd.............................   229,932    123,993
    NESCO, Ltd...........................................    40,504    976,938
*   Network 18 Media & Investments, Ltd..................    68,677     43,024
    NIIT Technologies, Ltd...............................   341,623  2,290,737
*   NIIT, Ltd............................................   706,562    882,455
    Nilkamal, Ltd........................................    51,834    989,572
    Nitin Fire Protection Industries, Ltd................   392,998    171,432
    Oberoi Realty, Ltd...................................   570,650  2,447,978
    OCL India, Ltd.......................................    67,894    767,369
    Omaxe, Ltd...........................................   432,185  1,048,007
    OnMobile Global, Ltd.................................   188,905    321,429
    Orient Cement, Ltd...................................   378,234    957,442
    Orient Paper & Industries, Ltd.......................    48,500     43,734
    Oriental Bank of Commerce............................   588,747  1,036,817
    Page Industries, Ltd.................................    29,877  6,425,053
*   Parsvnath Developers, Ltd............................   242,960     85,899
    PC Jeweller, Ltd.....................................   449,200  2,882,926
    Peninsula Land, Ltd..................................   232,736     70,354
    Persistent Systems, Ltd..............................   260,495  2,687,439
    Petronet LNG, Ltd.................................... 1,512,991  6,740,447
    Pfizer, Ltd..........................................    89,525  2,670,276
    Phoenix Mills, Ltd. (The)............................   302,957  1,654,623
    PI Industries, Ltd...................................   425,995  4,834,729
    Piramal Enterprises, Ltd.............................   109,301  2,623,497
    Polaris Consulting & Services, Ltd...................    17,126     48,570
    Praj Industries, Ltd.................................   638,543    827,546
    Prestige Estates Projects, Ltd.......................   626,285  1,740,240
*   Prism Cement, Ltd....................................   645,641  1,047,946
    PTC India Financial Services, Ltd.................... 1,677,018  1,011,903
    PTC India, Ltd....................................... 2,237,861  2,665,278
*   Punj Lloyd, Ltd......................................   415,027    129,853
    Puravankara Projects, Ltd............................   389,976    280,320
    PVR, Ltd.............................................   118,011  2,015,979
    Radico Khaitan, Ltd..................................   378,681    512,237
    Rain Industries, Ltd................................. 1,039,970    539,265
    Rajesh Exports, Ltd..................................    20,391    133,129
    Rallis India, Ltd....................................   767,908  2,583,071
    Ramco Cements, Ltd. (The)............................   571,782  4,678,286
*   Ramco Industries, Ltd................................    13,197     24,942
*   Ramco Systems, Ltd...................................    28,350    276,864
    Rashtriya Chemicals & Fertilizers, Ltd...............   123,787     91,487
    Ratnamani Metals & Tubes, Ltd........................    48,826    379,427
*   RattanIndia Power, Ltd............................... 1,902,746    325,168
    Raymond, Ltd.........................................   255,278  1,750,468

                                     2115

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
INDIA -- (Continued)
    Redington India, Ltd................................. 1,693,602 $2,606,328
*   REI Agro, Ltd........................................ 2,301,465     19,085
    Relaxo Footwears, Ltd................................    86,979    643,164
    Reliance Capital, Ltd................................   983,665  6,589,254
*   Reliance Communications, Ltd......................... 2,665,243  2,099,326
*   Reliance Defence and Engineering, Ltd................ 1,178,647  1,208,613
    Reliance Infrastructure, Ltd......................... 1,001,886  9,085,663
    Reliance Power, Ltd.................................. 5,713,399  4,632,875
    Repco Home Finance, Ltd..............................   111,144  1,414,667
    Rolta India, Ltd.....................................   839,332    850,296
    Ruchi Soya Industries, Ltd...........................   838,664    293,541
    Rural Electrification Corp., Ltd.....................   108,112    344,139
    Sadbhav Engineering, Ltd.............................   349,461  1,483,088
    Sanghvi Movers, Ltd..................................    32,366    136,446
    Sanofi India, Ltd....................................    34,806  2,384,419
    Sharda Cropchem, Ltd.................................    24,890    144,292
    Shilpa Medicare, Ltd.................................    50,459    441,135
    Shilpi Cable Technologies, Ltd.......................    39,208    108,060
*   Shipping Corp. of India, Ltd.........................   975,179  1,053,958
    Shoppers Stop, Ltd...................................    32,032    182,117
    Shriram City Union Finance, Ltd......................    12,655    373,142
*   Shyam Century Ferrous, Ltd...........................   137,796     15,044
    Simplex Infrastructures, Ltd.........................   101,949    469,980
    Sintex Industries, Ltd............................... 3,190,023  3,668,619
*   SITI Cable Network, Ltd.............................. 1,476,323    857,460
    SJVN, Ltd............................................ 2,858,624  1,190,067
    SKF India, Ltd.......................................   128,630  2,629,243
    Skipper, Ltd.........................................     6,600     15,921
    SML ISUZU, Ltd.......................................    40,759    770,065
    Sobha, Ltd...........................................   382,591  1,899,363
    Solar Industries India, Ltd..........................   127,860  1,262,905
    Sona Koyo Steering Systems, Ltd......................   361,579    286,604
    Sonata Software, Ltd.................................   348,009    828,439
    South Indian Bank, Ltd. (The)........................ 6,588,178  2,107,619
    SREI Infrastructure Finance, Ltd..................... 1,205,273  1,349,757
    SRF, Ltd.............................................   194,007  4,266,101
    Star Ferro and Cement, Ltd...........................   137,796    240,300
    State Bank of Bikaner & Jaipur.......................   146,666  1,413,168
    State Bank of Travancore.............................   104,431    797,566
*   Sterlite Power Transmission..........................   269,013    360,438
    Sterlite Technologies, Ltd........................... 1,319,184  1,752,918
    Strides Shasun, Ltd..................................   353,724  6,149,348
    Sun TV Network, Ltd..................................   465,140  3,124,154
    Sundaram Finance, Ltd................................    37,826    842,820
    Sundaram-Clayton, Ltd................................     3,890    133,427
    Sundram Fasteners, Ltd...............................   648,681  1,911,523
    Sunteck Realty, Ltd..................................     7,106     26,946
    Suprajit Engineering, Ltd............................    69,433    201,443
    Supreme Industries, Ltd..............................   302,365  4,281,088
    Supreme Petrochem, Ltd...............................   121,672    339,775
    Suven Life Sciences, Ltd.............................    49,163    148,617
*   Suzlon Energy, Ltd................................... 4,330,694  1,136,975
    Swaraj Engines, Ltd..................................    15,706    272,112

                                     2116

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
INDIA -- (Continued)
    Symphony, Ltd........................................     13,935 $  500,864
    Syndicate Bank.......................................  1,354,916  1,561,536
    TAKE Solutions, Ltd..................................    380,390  1,044,220
    Tamil Nadu Newsprint & Papers, Ltd...................    173,348    738,820
    Tata Chemicals, Ltd..................................    600,945  4,264,828
    Tata Communications, Ltd.............................    796,707  5,245,161
    Tata Elxsi, Ltd......................................    199,537  4,936,056
    Tata Global Beverages, Ltd...........................  3,132,304  6,680,780
    Tata Sponge Iron, Ltd................................     21,337    194,298
*   Tata Teleservices Maharashtra, Ltd...................  4,512,759    458,401
    Techno Electric & Engineering Co., Ltd...............    128,309  1,314,982
    Texmaco Rail & Engineering, Ltd......................    333,325    523,803
    Thermax, Ltd.........................................    300,916  3,935,310
    Tide Water Oil Co India, Ltd.........................      2,364    198,611
    Time Technoplast, Ltd................................    461,614    437,420
*   Timken India, Ltd....................................    193,866  1,745,559
    Titagarh Wagons, Ltd.................................    498,450    762,879
    Torrent Pharmaceuticals, Ltd.........................        588     12,716
    Torrent Power, Ltd...................................  1,124,547  2,850,582
    Transport Corp. of India, Ltd........................    245,999  1,385,989
    Trent, Ltd...........................................     44,915  1,229,910
*   Triveni Engineering & Industries, Ltd................    302,068    282,863
    Triveni Turbine, Ltd.................................    537,334    982,630
    TTK Prestige, Ltd....................................     42,252  3,262,886
    Tube Investments of India, Ltd.......................    517,575  4,268,753
*   TV18 Broadcast, Ltd..................................  4,850,693  2,934,288
    TVS Motor Co., Ltd...................................  2,133,665  9,347,498
    UCO Bank.............................................  1,352,675    893,703
    Uflex, Ltd...........................................    232,965    850,085
    UFO Moviez India, Ltd................................      4,047     35,035
    Unichem Laboratories, Ltd............................    348,803  1,478,546
    Union Bank of India..................................  1,530,702  2,932,691
*   Unitech, Ltd......................................... 12,950,453  1,400,620
    V-Guard Industries, Ltd..............................     97,369  2,335,150
    VA Tech Wabag, Ltd...................................    268,108  2,325,459
*   Vaibhav Global, Ltd..................................      3,689     17,010
    Vakrangee, Ltd.......................................    933,077  2,616,501
    Vardhman Textiles, Ltd...............................    169,995  2,770,079
    Vesuvius India, Ltd..................................      1,802     23,575
    Videocon Industries, Ltd.............................    981,282  1,529,229
    Vijaya Bank..........................................  2,025,328  1,257,760
    Vinati Organics, Ltd.................................     17,547    144,194
    VIP Industries, Ltd..................................    835,829  1,561,327
    Voltas, Ltd..........................................  1,331,035  6,989,650
    VST Industries, Ltd..................................     26,493    804,626
    VST Tillers Tractors, Ltd............................      1,666     47,946
    WABCO India, Ltd.....................................     25,942  2,442,085
    Welspun Corp., Ltd...................................    803,609  1,045,689
*   Welspun Enterprises, Ltd.............................    423,792    409,382
    Welspun India, Ltd...................................  2,237,344  3,410,010
*   Whirlpool of India, Ltd..............................     42,236    530,718
*   Wockhardt, Ltd.......................................    188,374  2,855,024
    Zensar Technologies, Ltd.............................    122,278  1,946,861

                                     2117

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                        SHARES      VALUE++
                                                      ----------- ------------
INDIA -- (Continued)
*   Zuari Agro Chemicals, Ltd........................      16,783 $     43,012
    Zydus Wellness, Ltd..............................     109,622    1,297,040
                                                                  ------------
TOTAL INDIA..........................................              752,714,853
                                                                  ------------
INDONESIA -- (3.1%)
    Ace Hardware Indonesia Tbk PT....................  51,600,600    3,826,194
    Adaro Energy Tbk PT..............................  10,991,400      877,581
    Adhi Karya Persero Tbk PT........................  30,152,288    6,541,987
*   Agung Podomoro Land Tbk PT.......................  87,141,500    1,971,174
    AKR Corporindo Tbk PT............................   1,641,500      848,027
    Alam Sutera Realty Tbk PT........................  96,434,500    3,878,279
*   Aneka Tambang Persero Tbk PT..................... 101,224,438    6,159,841
    Arwana Citramulia Tbk PT.........................  29,196,500    1,293,822
    Asahimas Flat Glass Tbk PT.......................     983,000      509,593
*   Astra Agro Lestari Tbk PT........................     329,400      365,440
    Astra Graphia Tbk PT.............................   2,211,000      346,535
*   Bakrie and Brothers Tbk PT....................... 177,337,600      676,939
*   Bakrie Sumatera Plantations Tbk PT...............  58,428,800      223,036
*   Bakrie Telecom Tbk PT............................  80,514,398      307,342
*   Bakrieland Development Tbk PT....................  49,062,573       56,185
    Bank Bukopin Tbk.................................  35,823,766    1,682,288
*   Bank Pan Indonesia Tbk PT........................  19,706,500    1,176,743
    Bank Pembangunan Daerah Jawa Barat Dan Banten
      Tbk PT.........................................  32,686,900    3,561,157
    Bank Pembangunan Daerah Jawa Timur Tbk PT........   5,970,300      267,023
*   Bank Permata Tbk PT..............................   7,757,100      406,811
    Bank Tabungan Negara Persero Tbk PT..............  61,521,849    9,302,397
*   Barito Pacific Tbk PT............................  10,694,100      527,740
    Bekasi Fajar Industrial Estate Tbk PT............  29,474,500      776,262
*   Benakat Integra Tbk PT........................... 144,968,700      554,617
*   Berau Coal Energy Tbk PT.........................  40,089,600       47,057
*   Berlian Laju Tanker Tbk PT.......................  35,106,366           --
    BISI International Tbk PT........................  15,668,800    2,109,055
    Blue Bird Tbk PT.................................     642,900      193,100
*   Budi Starch & Sweetener Tbk PT...................   1,673,800       13,046
*   Bumi Resources Tbk PT............................  70,558,100      296,270
*   Bumi Teknokultura Unggul Tbk PT..................   3,993,200      358,313
    Ciputra Development Tbk PT.......................  60,780,297    6,536,989
    Ciputra Property Tbk PT..........................  31,947,252    1,513,814
    Ciputra Surya Tbk PT.............................   7,913,353    1,695,552
*   Citra Marga Nusaphala Persada Tbk PT.............  15,462,675    2,033,756
*   Clipan Finance Indonesia Tbk PT..................   1,482,000       29,728
*   Darma Henwa Tbk PT...............................  44,204,800      168,740
*   Davomas Abadi Tbk PT.............................  11,631,700           --
*   Delta Dunia Makmur Tbk PT........................   4,767,700       86,092
    Dharma Satya Nusantara Tbk PT....................   1,751,000       65,182
*   Eagle High Plantations Tbk PT....................  94,267,600    1,688,452
    Elnusa Tbk PT....................................  37,533,200    1,550,286
*   Energi Mega Persada Tbk PT....................... 245,665,800      937,820
    Erajaya Swasembada Tbk PT........................  13,155,200      804,047
*   Eureka Prima Jakarta Tbk PT......................  11,597,800      191,364
*   Ever Shine Textile Tbk PT........................   3,654,640       29,575
*   Exploitasi Energi Indonesia Tbk PT...............  26,040,400      125,446
*   Fajar Surya Wisesa Tbk PT........................     672,500      116,574

                                     2118

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                       ----------- ----------
INDONESIA -- (Continued)
    Gajah Tunggal Tbk PT..............................  18,306,100 $2,261,722
*   Garuda Indonesia Persero Tbk PT...................  35,768,049  1,311,016
    Global Mediacom Tbk PT............................  32,298,000  2,547,061
*   Hanson International Tbk PT.......................  46,816,700  2,770,055
*   Harum Energy Tbk PT...............................   7,447,300    652,040
    Hexindo Adiperkasa Tbk PT.........................     508,500     96,855
    Holcim Indonesia Tbk PT...........................   5,322,900    449,681
    Indah Kiat Pulp & Paper Corp. Tbk PT..............  22,039,700  1,769,810
*   Indika Energy Tbk PT..............................   1,914,200     88,655
    Indo Tambangraya Megah Tbk PT.....................   3,117,200  3,003,229
*   Indo-Rama Synthetics Tbk PT.......................     138,800      7,905
    Indomobil Sukses Internasional Tbk PT.............      33,000      3,683
    Industri Jamu Dan Farmasi Sido Muncul Tbk PT......  10,320,700    453,265
*   Inovisi Infracom Tbk PT...........................   1,806,467      3,025
    Intiland Development Tbk PT.......................  64,223,432  2,846,832
    Japfa Comfeed Indonesia Tbk PT....................  41,286,400  4,735,070
    Jaya Real Property Tbk PT.........................  10,131,400    653,287
    Kawasan Industri Jababeka Tbk PT.................. 166,302,079  3,996,053
*   Krakatau Steel Persero Tbk PT.....................  20,912,600    943,315
*   Kresna Graha Investama Tbk PT.....................   4,085,800    133,562
    Link Net Tbk PT...................................   2,459,100    821,517
*   Lippo Cikarang Tbk PT.............................   4,298,600  2,467,308
    Lippo Karawaci Tbk PT.............................  10,066,700    873,219
*   Malindo Feedmill Tbk PT...........................   7,226,400    966,786
    Matahari Putra Prima Tbk PT.......................   9,243,728  1,228,038
*   Medco Energi Internasional Tbk PT.................  14,463,100  1,872,097
*   Mitra Adiperkasa Tbk PT...........................   7,927,400  2,878,537
    Mitra Pinasthika Mustika Tbk PT...................   4,326,800    205,157
*   MNC Investama Tbk PT.............................. 180,626,800  2,347,689
*   MNC Sky Vision Tbk PT.............................   1,540,200    117,937
    Modernland Realty Tbk PT..........................  82,919,700  2,586,635
    Multipolar Tbk PT.................................  62,638,500  2,012,759
    Multistrada Arah Sarana Tbk PT....................   6,288,800     92,712
    Nippon Indosari Corpindo Tbk PT...................  17,649,400  2,110,525
*   Nirvana Development Tbk PT........................  12,672,100     99,899
*   Nusantara Infrastructure Tbk PT................... 117,675,400  1,134,395
    Pabrik Kertas Tjiwi Kimia Tbk PT..................   1,245,900     81,919
*   Pacific Strategic Financial Tbk PT................   2,243,400    106,241
    Pan Brothers Tbk PT...............................  38,227,100  1,460,510
*   Panin Financial Tbk PT............................ 180,348,000  2,927,043
    Panin Sekuritas Tbk PT............................      31,500      8,844
*   Paninvest Tbk PT..................................   8,124,500    372,725
    Pembangunan Perumahan Persero Tbk PT..............  16,649,500  4,919,089
    Perusahaan Perkebunan London Sumatra Indonesia
      Tbk PT..........................................  35,168,600  3,785,761
    PP Properti Tbk PT................................  10,387,000    488,388
*   PT Texmaco Jaya Tbk...............................      93,000         --
    Ramayana Lestari Sentosa Tbk PT...................  36,237,000  3,366,390
    Resource Alam Indonesia Tbk PT....................     655,300     44,191
    Salim Ivomas Pratama Tbk PT.......................  35,689,900  1,261,063
    Samindo Resources Tbk PT..........................     419,450     15,011
    Sampoerna Agro PT.................................   6,143,100    933,394
    Sawit Sumbermas Sarana Tbk PT.....................  34,100,400  4,364,079
*   Sekawan Intipratama Tbk PT........................   9,367,900      5,722

                                     2119

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
INDONESIA -- (Continued)
    Selamat Sempurna Tbk PT...........................   5,514,200 $  1,894,641
    Semen Baturaja Persero Tbk PT.....................  26,614,600    1,648,643
    Sentul City Tbk PT................................ 270,892,300    1,927,878
*   Sigmagold Inti Perkasa Tbk PT.....................   8,843,400      271,427
*   Siloam International Hospitals Tbk PT.............   2,130,400    1,591,916
    Sinar Mas Agro Resources & Technology Tbk PT......   1,037,460      297,330
    Sri Rejeki Isman Tbk PT........................... 105,839,931    2,137,355
    Steel Pipe Industry of Indonesia PT...............     692,200       13,752
*   Sugih Energy Tbk PT............................... 162,320,200    3,840,187
    Summarecon Agung Tbk PT...........................  16,008,864    2,081,178
*   Surabaya Agung Industri Pulp & Kertas Tbk PT......      64,500           --
*   Surya Dumai Industri Tbk..........................   3,298,500           --
    Surya Semesta Internusa Tbk PT....................  41,128,300    2,205,552
*   Suryainti Permata Tbk PT..........................   7,252,000           --
    Tambang Batubara Bukit Asam Persero Tbk PT........   5,646,500    4,267,529
    Tempo Scan Pacific Tbk PT.........................   1,225,200      188,062
*   Tiga Pilar Sejahtera Food Tbk.....................  19,359,200    2,910,346
    Timah Persero Tbk PT..............................  33,440,314    2,138,812
    Tiphone Mobile Indonesia Tbk PT...................  22,344,300    1,177,425
    Total Bangun Persada Tbk PT.......................  15,952,000    1,030,800
*   Trada Maritime Tbk PT.............................  12,248,113       46,754
    Trias Sentosa Tbk PT..............................  34,914,100      881,316
*   Trimegah Securities Tbk PT........................   3,449,100       16,836
*   Truba Alam Manunggal Engineering PT...............  21,316,500        8,137
    Tunas Baru Lampung Tbk PT.........................  15,826,700      817,395
    Tunas Ridean Tbk PT...............................  12,965,700    1,336,320
*   Ultrajaya Milk Industry & Trading Co. Tbk PT......   3,657,400    1,169,224
    Unggul Indah Cahaya Tbk PT........................      48,239        5,035
*   Vale Indonesia Tbk PT.............................  13,279,900    2,606,728
*   Visi Media Asia Tbk PT............................  55,056,100    1,293,290
    Wijaya Karya Beton Tbk PT.........................   2,078,900      159,110
    Wijaya Karya Persero Tbk PT.......................  16,460,000    3,756,658
                                                                   ------------
TOTAL INDONESIA.......................................              183,128,608
                                                                   ------------
MALAYSIA -- (4.0%)
    7-Eleven Malaysia Holdings Bhd Class B............     282,600       92,323
*   Adventa Bhd.......................................       4,600          792
#   Aeon Co. M Bhd....................................   4,094,700    2,728,161
    Aeon Credit Service M Bhd.........................     120,800      421,593
    Affin Holdings Bhd................................   1,512,020      792,304
#   AirAsia Bhd.......................................   7,454,600    5,371,209
*   AirAsia X Bhd.....................................   9,543,100      941,877
    Ajinomoto Malaysia Bhd............................       9,000       32,776
#*  Alam Maritim Resources Bhd........................   3,698,500      292,628
    Alliance Financial Group Bhd......................     477,900      467,924
    Allianz Malaysia Bhd..............................      59,200      145,288
    Amway Malaysia Holdings Bhd.......................     399,300      858,812
    Ann Joo Resources Bhd.............................     787,050      273,110
*   Anson Perdana Bhd.................................      10,000           --
    APM Automotive Holdings Bhd.......................     256,900      221,047
    Barakah Offshore Petroleum Bhd....................   1,884,200      309,545
    Benalec Holdings Bhd..............................   6,159,000      666,211
    Berjaya Assets Bhd................................     848,300      162,661

                                     2120

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
MALAYSIA -- (Continued)
    Berjaya Auto Bhd.....................................  4,053,800 $2,330,609
#   Berjaya Corp. Bhd.................................... 26,060,900  2,243,286
    Berjaya Food Bhd.....................................     91,100     37,380
*   Berjaya Land Bhd.....................................  3,734,000    632,806
    Berjaya Sports Toto Bhd..............................  2,138,767  1,723,155
    BIMB Holdings Bhd....................................  1,101,208  1,092,420
    Bina Darulaman Bhd...................................    195,000     30,204
    Bintulu Port Holdings Bhd............................     25,900     43,419
    BLD Plantation Bhd...................................     21,400     44,678
    Bonia Corp. Bhd......................................  1,427,000    205,301
    Boustead Holdings Bhd................................  2,233,328  1,141,708
#   Boustead Plantations Bhd.............................    281,600    101,025
#*  Bumi Armada Bhd......................................  9,574,400  1,762,626
#   Bursa Malaysia Bhd...................................  3,739,900  7,914,505
#   Cahya Mata Sarawak Bhd...............................  3,362,500  2,976,441
    Can-One Bhd..........................................    435,800    382,609
#   Carlsberg Brewery Malaysia Bhd Class B...............  1,150,900  4,061,226
*   Carotech Bhd.........................................    230,650        227
    CB Industrial Product Holding Bhd....................  2,940,340  1,407,779
    CCM Duopharma Biotech Bhd............................     36,500     18,036
    Chin Teck Plantations Bhd............................     33,000     62,554
    Coastal Contracts Bhd................................  2,541,666    943,926
    Crescendo Corp. Bhd..................................     19,900      7,678
    CSC Steel Holdings Bhd...............................    555,500    187,011
    Cypark Resources Bhd.................................  1,253,500    617,072
*   D&O Green Technologies Bhd...........................    149,900     10,892
    Daibochi Plastic & Packaging Industry Bhd............    110,880     57,159
    Datasonic Group Bhd..................................  2,843,200    929,993
*   Datuk Keramik Holdings Bhd...........................     24,000         --
*   Daya Materials Bhd................................... 13,502,900    248,307
#*  Dayang Enterprise Holdings Bhd.......................  2,789,596    682,035
    DKSH Holdings Malaysia Bhd...........................    119,000    132,223
#   DRB-Hicom Bhd........................................  8,799,100  1,957,237
    Dutch Lady Milk Industries Bhd.......................    136,700  2,149,147
#*  Eastern & Oriental Bhd...............................  7,220,347  3,014,424
#*  Eco World Development Group Bhd......................  3,300,700  1,046,819
    Ekovest Bhd..........................................    227,700     87,670
#   Evergreen Fibreboard Bhd.............................  5,840,550  1,384,039
    FAR East Holdings Bhd................................     61,500    117,547
#   Felda Global Ventures Holdings Bhd...................  4,296,500  1,955,346
*   Fountain View Development Bhd........................    808,200         --
    Gadang Holdings Bhd..................................    370,900    221,837
    Gas Malaysia Bhd.....................................    378,800    223,465
    GD Express Carrier Bhd...............................    471,886    176,393
*   Global Oriental Bhd..................................    766,800     77,401
#   Globetronics Technology Bhd..........................  1,817,860  1,296,288
    Glomac Bhd...........................................  2,854,800    548,002
*   Golden Plus Holding Bhd..............................    216,000         --
    Goldis Bhd...........................................    604,277    370,186
    GuocoLand Malaysia Bhd...............................  1,535,500    464,681
    Hai-O Enterprise Bhd.................................    694,080    498,162
#   HAP Seng Consolidated Bhd............................  2,406,640  4,581,821
    Hap Seng Plantations Holdings Bhd....................  1,606,900    951,733

                                     2121

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
MALAYSIA -- (Continued)
    Heineken Malaysia Bhd................................    871,100 $3,853,063
    Hiap Teck Venture Bhd................................    999,700     70,035
*   Hibiscus Petroleum Bhd...............................    381,400     17,961
#   Hock Seng LEE Bhd....................................  1,539,316    672,397
#   Hong Leong Industries Bhd............................    707,800  1,548,076
    Hovid Bhd............................................  3,670,800    361,186
    Hua Yang Bhd.........................................  1,465,400    648,114
    Hume Industries Bhd..................................    281,872    219,642
    Hup Seng Industries Bhd..............................  1,433,633    468,832
    I-Bhd................................................  2,682,700    349,736
    IFCA MSC Bhd.........................................  2,812,900    373,799
    IJM Plantations Bhd..................................  1,755,200  1,423,373
#   Inari Amertron Bhd...................................  3,364,465  2,564,211
    Inch Kenneth Kajang Rubber P.L.C.....................  1,045,300    180,025
    Insas Bhd............................................  5,083,781    813,381
*   Iris Corp. Bhd....................................... 12,817,700    457,120
#*  Iskandar Waterfront City Bhd.........................  3,063,100    720,246
*   JAKS Resources Bhd...................................  3,430,900    784,357
    Jaya Tiasa Holdings Bhd..............................  2,906,327    786,546
    JCY International Bhd................................  3,967,600    580,562
    K&N Kenanga Holdings Bhd.............................  1,871,360    225,589
#   Karex Bhd............................................  1,461,349    858,428
    Keck Seng Malaysia Bhd...............................    847,250    999,354
    Kian JOO CAN Factory Bhd.............................  1,818,380  1,341,147
    Kim Loong Resources Bhd..............................    308,960    250,555
    Kimlun Corp. Bhd.....................................    659,800    288,767
#*  KNM Group Bhd........................................ 16,121,380  1,637,145
#   Kossan Rubber Industries.............................  4,046,900  6,623,095
#   KPJ Healthcare Bhd...................................  6,462,625  6,794,542
*   Kretam Holdings Bhd..................................  3,550,900    479,915
#   KSL Holdings Bhd.....................................  5,205,118  1,444,970
*   Kumpulan Europlus Bhd................................    406,000     91,959
    Kumpulan Fima Bhd....................................    880,850    411,379
    Kumpulan Perangsang Selangor Bhd.....................  2,341,100    598,799
*   Kwantas Corp. Bhd....................................    380,200    113,003
    Land & General Bhd...................................  8,740,800    849,461
*   Landmarks Bhd........................................  1,775,200    337,019
    LBS Bina Group Bhd...................................  2,642,300  1,051,678
    Lingkaran Trans Kota Holdings Bhd....................  1,006,700  1,474,643
*   Lion Industries Corp. Bhd............................  1,701,100    127,749
    LPI Capital Bhd......................................    202,270    798,392
    Magnum Bhd...........................................  4,584,300  2,704,173
    Mah Sing Group Bhd................................... 12,864,787  5,120,852
    Malayan Flour Mills Bhd..............................  1,707,450    625,199
#   Malaysia Building Society Bhd........................  6,978,462  1,184,914
#*  Malaysia Marine and Heavy Engineering Holdings Bhd...  3,177,300    838,465
#*  Malaysian Bulk Carriers Bhd..........................  2,970,000    552,006
#   Malaysian Pacific Industries Bhd.....................    782,313  1,538,363
#   Malaysian Resources Corp. Bhd........................ 11,294,249  3,248,693
    Malton Bhd...........................................    930,100    141,767
*   Mancon Bhd...........................................     12,000         --
#   Matrix Concepts Holdings Bhd.........................  2,150,067  1,337,570
    MBM Resources Bhd....................................  1,460,796    854,211

                                     2122

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
MALAYSIA -- (Continued)
    Media Chinese International, Ltd.....................  3,771,300 $  676,342
    Media Prima Bhd......................................  7,456,803  2,657,681
    Mega First Corp. Bhd.................................    556,300    251,928
*   MEMS Technology Bhd..................................  1,917,000         --
#   Mitrajaya Holdings Bhd...............................  2,130,500    712,221
    MK Land Holdings Bhd.................................  3,019,200    237,461
    MKH Bhd..............................................  1,708,590  1,107,990
    MMC Corp. Bhd........................................    264,800    136,779
*   MNRB Holdings Bhd....................................    806,800    480,372
#*  MPHB Capital Bhd.....................................  1,265,200    426,043
*   Mudajaya Group Bhd...................................  2,123,966    638,041
    Muhibbah Engineering M Bhd...........................  3,331,650  1,822,113
*   Mulpha International Bhd............................. 15,624,800    863,876
#   My EG Services Bhd................................... 13,131,900  6,461,495
#*  Naim Holdings Bhd....................................  1,751,900    794,823
*   Nikko Electronics Bhd................................     36,600         --
    NTPM Holdings Bhd....................................    640,000    132,249
    OCK Group Bhd........................................    977,700    199,638
    Oldtown Bhd..........................................  2,211,650  1,049,986
    Oriental Holdings Bhd................................    233,800    379,223
    OSK Holdings Bhd.....................................  5,407,570  2,113,509
    Pacific & Orient Bhd.................................    205,000     65,988
    Padini Holdings Bhd..................................  4,458,400  2,903,411
    Panasonic Manufacturing Malaysia Bhd.................    157,684  1,541,631
*   Panglobal Bhd........................................     14,000         --
    Pantech Group Holdings Bhd...........................  1,685,109    238,293
    Paramount Corp. Bhd..................................    410,525    137,272
#*  Parkson Holdings Bhd.................................  4,476,808    858,112
*   Perisai Petroleum Teknologi Bhd......................  8,013,100    444,344
    PESTECH International Bhd............................    691,600    288,636
    Petron Malaysia Refining & Marketing Bhd.............     14,700     13,319
    Pharmaniaga Bhd......................................    709,060    980,954
    Pie Industrial Bhd...................................    932,100    510,861
    POS Malaysia Bhd.....................................  3,078,300  2,157,556
    Power Root Bhd.......................................    189,500    111,411
    Press Metal Bhd......................................  3,826,700  3,921,095
#   Prestariang Bhd......................................  2,146,600  1,029,774
*   Prime Utilities Bhd..................................      3,000         --
    Protasco Bhd.........................................  1,940,600    715,263
#   Puncak Niaga Holdings Bhd............................  1,730,720    451,066
#   QL Resources Bhd.....................................  3,995,330  4,281,572
    RCE Capital Bhd......................................    176,037     32,199
#*  Rimbunan Sawit Bhd...................................  3,525,300    411,912
#   Salcon Bhd...........................................  6,443,600  1,006,856
    Sarawak Cable Bhd....................................    405,600    133,811
    Sarawak Oil Palms Bhd................................    506,260    451,854
#   Scientex Bhd.........................................    796,962  2,487,007
*   Scomi Energy Services Bhd............................  1,180,400     59,687
*   Scomi Group Bhd...................................... 10,376,100    385,699
*   Seal, Inc. Bhd.......................................     55,000      5,611
    SEG International Bhd................................     85,100     24,880
    Selangor Dredging Bhd................................  1,118,200    245,689
    Selangor Properties Bhd..............................    217,400    246,709

                                     2123

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
MALAYSIA -- (Continued)
    Shangri-La Hotels Malaysia Bhd.......................    418,700 $  539,276
*   Shell Refining Co. Federation of Malaya Bhd..........     24,000     18,004
    SHL Consolidated Bhd.................................    246,000    181,382
#   SKP Resources Bhd....................................    984,200    292,981
#   Star Media Group Bhd.................................  2,042,700  1,313,698
#*  Sumatec Resources Bhd................................  9,919,300    246,134
#   Sunway Bhd...........................................  3,713,160  2,672,819
    Sunway Construction Group Bhd........................    297,536    120,524
#   Supermax Corp. Bhd...................................  5,273,400  2,695,272
    Suria Capital Holdings Bhd...........................    699,800    340,865
#   Syarikat Takaful Malaysia Bhd........................  2,576,100  2,540,410
    Symphony Life Bhd....................................    583,326     99,647
    Ta Ann Holdings Bhd..................................  1,719,789  1,423,557
    TA Enterprise Bhd.................................... 10,182,800  1,251,848
    TA Global Bhd........................................  9,613,540    557,758
*   Talam Transform Bhd..................................  5,646,800     62,011
#   Taliworks Corp. Bhd..................................  1,403,450    496,897
    Tambun Indah Land Bhd................................  1,602,800    586,539
#   TAN Chong Motor Holdings Bhd.........................  1,992,000    954,048
*   Tanjung Offshore Bhd.................................    982,500     69,057
    Tasek Corp. Bhd......................................     86,800    320,882
#   TDM Bhd..............................................  8,018,200  1,350,755
#*  TH Plantations Bhd...................................  1,665,860    446,202
    Time dotCom Bhd......................................  2,063,588  3,808,746
    Tiong NAM Logistics Holdings.........................  1,707,100    666,957
    TMC Life Sciences Bhd................................    356,400     77,113
#   Top Glove Corp. Bhd..................................  4,558,020  4,804,567
    Tropicana Corp. Bhd..................................  4,391,146  1,143,355
#   TSH Resources Bhd....................................  4,162,900  1,914,158
#   Tune Protect Group Bhd...............................  3,784,000  1,526,606
    Uchi Technologies Bhd................................  1,848,100    736,120
#   UEM Edgenta Bhd......................................  3,056,000  2,640,170
#   UEM Sunrise Bhd...................................... 10,750,100  2,752,823
#*  UMW Oil & Gas Corp. Bhd..............................  5,300,100  1,172,190
    Unisem M Bhd.........................................  3,949,890  2,613,353
    United Malacca Bhd...................................    396,150    562,638
    United Plantations Bhd...............................    435,200  2,837,869
    United U-Li Corp. Bhd................................    613,900    979,643
#   UOA Development Bhd..................................  4,399,400  2,595,253
#*  Uzma Bhd.............................................    900,800    422,264
#   VS Industry Bhd......................................  6,195,630  2,010,765
#   Wah Seong Corp. Bhd..................................  2,769,369    521,680
#   WCT Holdings Bhd.....................................  7,695,299  2,954,902
    Wellcall Holdings Bhd................................  1,993,800  1,003,536
    Wing Tai Malaysia Bhd................................  1,065,150    287,455
    WTK Holdings Bhd.....................................  2,688,000    693,872
#   Yinson Holdings Bhd..................................  1,759,900  1,329,564
*   YNH Property Bhd.....................................  3,027,324  1,422,946
    YTL E-Solutions Bhd..................................  3,055,000    401,893
*   YTL Land & Development Bhd...........................  1,204,600    173,203

                                     2124

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
MALAYSIA -- (Continued)
    Zhulian Corp. Bhd................................... 1,053,533 $    356,046
                                                                   ------------
TOTAL MALAYSIA..........................................            237,039,708
                                                                   ------------
MEXICO -- (3.2%)
    Alpek S.A.B. de C.V................................. 3,571,730    6,335,773
#   Alsea S.A.B. de C.V................................. 6,071,804   21,693,341
#*  Axtel S.A.B. de C.V................................. 7,758,264    2,312,997
#   Banregio Grupo Financiero S.A.B. de C.V............. 2,236,173   12,788,524
*   Bio Pappel S.A.B. de C.V............................   500,354      656,198
    Bolsa Mexicana de Valores S.A.B. de C.V............. 4,824,428    8,511,578
*   Cia Minera Autlan S.A.B. de C.V. Series B...........   201,255       73,096
#   Consorcio ARA S.A.B. de C.V. Series *............... 8,857,727    3,283,264
*   Controladora Vuela Cia de Aviacion S.A.B. de C.V.
      ADR...............................................   116,401    2,106,858
*   Controladora Vuela Cia de Aviacion S.A.B. de C.V.
      Class A...........................................   463,789      842,736
*   Corp Interamericana de Entretenimiento S.A.B. de
      C.V. Class B......................................   960,372      717,078
    Corp. Actinver S.A.B. de C.V........................   187,852      136,255
#   Corp. Inmobiliaria Vesta S.A.B. de C.V.............. 5,109,468    7,335,834
*   Corp. Mexicana de Restaurantes S.A.B. de C.V........     1,323          599
    Corp. Moctezuma S.A.B. de C.V. Series *.............   861,300    2,664,288
    Corporativo Fragua S.A.B. de C.V....................         3           35
*   Corporativo GBM S.A.B. de C.V.......................    22,477       16,483
#   Credito Real S.A.B. de C.V. SOFOM ER................ 1,265,645    2,366,587
    Cydsa S.A.B. de C.V.................................     3,875        4,812
#*  Desarrolladora Homex S.A.B. de C.V..................    78,182        6,713
*   Empaques Ponderosa S.A. de C.V......................   206,000           --
#*  Empresas ICA S.A.B. de C.V.......................... 2,446,496      322,285
#*  Empresas ICA S.A.B. de C.V. Sponsored ADR...........   308,837      160,760
*   Financiera Independencia S.A.B. de C.V. SOFOM ENR...    62,171       12,434
#*  Genomma Lab Internacional S.A.B. de C.V. Class B.... 7,465,092    8,583,860
    Gentera S.A.B. de C.V............................... 7,327,998   13,608,581
    Gruma S.A.B. de C.V. Class B........................    76,865    1,106,610
#*  Grupo Aeromexico S.A.B. de C.V...................... 2,880,666    5,616,915
    Grupo Aeroportuario del Centro Norte S.A.B. de
      C.V............................................... 2,202,376   13,707,588
    Grupo Aeroportuario del Pacifico S.A.B. de C.V.
      ADR...............................................     2,587      254,224
    Grupo Aeroportuario del Pacifico S.A.B. de C.V.
      Class B...........................................   325,358    3,198,573
    Grupo Aeroportuario del Sureste S.A.B. de C.V.
      ADR...............................................     4,975      764,707
    Grupo Aeroportuario del Sureste S.A.B. de C.V.
      Class B...........................................   280,677    4,318,534
    Grupo Cementos de Chihuahua S.A.B. de C.V...........   818,100    2,137,968
    Grupo Comercial Chedraui S.A. de C.V................ 2,709,861    6,135,125
#*  Grupo Famsa S.A.B. de C.V. Class A.................. 2,699,175    1,153,088
#   Grupo Financiero Interacciones SA de C.V. Class O...   706,913    3,494,978
#   Grupo Herdez S.A.B. de C.V. Series *................ 1,933,910    3,995,716
    Grupo Industrial Maseca S.A.B. de C.V. Class B......   592,181      660,084
    Grupo Industrial Saltillo S.A.B. de C.V.............   272,900      473,027
    Grupo KUO S.A.B. de C.V. Series B...................   758,658    1,505,177
*   Grupo Pochteca S.A.B. de C.V........................   585,177      270,898
*   Grupo Posadas S.A.B. de C.V.........................   198,900      483,725
*   Grupo Qumma SA de C.V. Series B.....................   105,334           --
    Grupo Rotoplas S.A.B. de C.V........................    18,138       31,991
    Grupo Sanborns S.A.B. de C.V........................   327,919      412,741
#*  Grupo Simec S.A.B. de C.V. Series B................. 1,622,050    3,623,281
*   Grupo Simec S.A.B. de C.V. Sponsored ADR............     5,180       34,913
*   Grupo Sports World S.A.B. de C.V....................   583,706      521,444

                                     2125

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
MEXICO -- (Continued)
#*  Hoteles City Express S.A.B. de C.V................     824,474 $    875,042
    Industrias Bachoco S.A.B. de C.V. Series B........   1,340,394    5,806,229
    Industrias Bachoco S.A.B. de C.V. Sponsored ADR...      36,780    1,913,296
#*  Industrias CH S.A.B. de C.V. Series B.............   2,280,755    9,160,728
#*  La Comer S.A.B. de C.V............................   1,431,154    1,274,681
#*  Maxcom Telecomunicaciones S.A.B. de C.V...........   2,820,323      121,988
    Megacable Holdings S.A.B. de C.V..................   1,429,103    5,792,631
#*  Minera Frisco S.A.B. de C.V. Class A1.............   1,530,177    1,259,234
*   OHL Mexico S.A.B. de C.V..........................   3,160,211    4,350,136
#   Organizacion Cultiba S.A.B. de C.V................   1,165,725    1,363,432
*   Organizacion Soriana S.A.B. de C.V. Class B.......       6,317       15,548
#   Qualitas Controladora S.A.B. de C.V...............   1,012,046    1,414,166
    Rassini S.A.B. de C.V.............................      90,235      433,080
*   Sanluis Corp. S.A.B. de C.V.......................       4,642           --
*   Sanluis Corp. S.A.B. de C.V. Class B..............       4,642           --
*   Sanluis Rassini S.A.P.I. de C.V. Series A.........       3,300           --
*   Savia SA Class A..................................     610,700           --
#*  Telesites S.A.B. de C.V...........................   1,123,925      681,548
#   TV Azteca S.A.B. de C.V...........................  11,953,920    1,944,504
#*  Urbi Desarrollos Urbanos S.A.B. de C.V............   2,371,991           89
    Vitro S.A.B. de C.V. Series A.....................     896,390    2,933,466
                                                                   ------------
TOTAL MEXICO..........................................              187,782,074
                                                                   ------------
PHILIPPINES -- (1.7%)
    A Soriano Corp....................................   3,430,211      451,793
*   ACR Mining Corp...................................      48,205        3,434
    Alsons Consolidated Resources, Inc................   8,785,000      354,649
*   Atlas Consolidated Mining & Development Corp......   6,148,000      555,513
    Belle Corp........................................  37,835,400    2,587,691
*   Bloomberry Resorts Corp...........................   9,114,100    1,084,747
    Cebu Air, Inc.....................................   1,956,390    4,526,597
    Cebu Holdings, Inc................................   3,291,900      349,095
    Century Pacific Food, Inc.........................   1,488,000      530,143
    Century Properties Group, Inc.....................  26,261,151      351,333
    China Banking Corp................................   1,171,308      947,815
*   Cirtek Holdings Philippines Corp..................      85,300       40,197
    COL Financial Group, Inc..........................     130,900       45,870
    Cosco Capital, Inc................................  13,645,100    2,330,228
    D&L Industries, Inc...............................  33,384,500    7,039,871
    DoubleDragon Properties Corp......................   1,304,200    1,590,022
    East West Banking Corp............................   2,042,600      906,370
    EEI Corp..........................................   3,744,700      771,359
    Emperador, Inc....................................     320,600       50,638
*   Empire East Land Holdings, Inc....................  19,893,000      350,615
    Energy Development Corp...........................   3,212,200      400,793
    Filinvest Development Corp........................   3,314,322      486,043
    Filinvest Land, Inc............................... 126,433,577    5,230,091
    First Gen Corp....................................  12,854,600    7,073,815
    First Philippine Holdings Corp....................   2,483,420    3,733,508
*   Global Ferronickel Holdings, Inc..................   2,181,000       40,389
    Leisure & Resorts World Corp......................   4,437,640      615,960
*   Lepanto Consolidated Mining Co....................  43,735,455      227,849
    Lopez Holdings Corp...............................  21,641,600    3,514,438

                                     2126

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- -----------
PHILIPPINES -- (Continued)
    Manila Water Co., Inc............................. 10,174,400 $ 5,606,962
    Max's Group, Inc..................................    578,700     350,453
*   Megawide Construction Corp........................  2,050,108     486,915
*   Melco Crown Philippines Resorts Corp.............. 12,451,700     849,458
*   Metro Pacific Corp. Series A......................  1,827,193          --
    Nickel Asia Corp..................................  1,196,000     145,650
    Pepsi-Cola Products Philippines, Inc.............. 11,120,900     808,080
    Petron Corp....................................... 14,400,300   3,273,879
*   Philex Mining Corp................................    354,500      65,691
*   Philippine National Bank..........................  2,069,185   2,757,230
*   Philippine National Construction Corp.............    173,000       3,375
    Philippine Savings Bank...........................    356,863     770,805
    Philippine Stock Exchange, Inc. (The).............    121,592     727,720
*   Philippine Townships, Inc.........................    318,732          --
*   Philtown Properties, Inc..........................    111,562          --
    Philweb Corp......................................  3,483,140   1,160,149
    Phinma Corp.......................................    131,349      32,364
    Phoenix Petroleum Philippines, Inc................    694,880      88,267
    Premium Leisure Corp.............................. 18,650,000     444,746
    Puregold Price Club, Inc..........................  4,132,600   4,211,043
    RFM Corp..........................................  8,856,668     804,832
    Rizal Commercial Banking Corp.....................  3,159,480   2,167,192
    Robinsons Land Corp...............................  9,980,905   6,785,663
    Robinsons Retail Holdings, Inc....................    216,420     396,018
    San Miguel Pure Foods Co., Inc....................     93,790     430,309
    Security Bank Corp................................  2,358,148  10,968,196
*   SSI Group, Inc....................................  1,128,000      76,490
    Trans-Asia Oil & Energy Development Corp.......... 13,642,000     674,705
    Travellers International Hotel Group, Inc.........  4,949,000     378,214
    Union Bank of the Philippines.....................  1,289,071   1,959,608
*   Universal Rightfield Property Holdings, Inc.......  1,062,000          --
*   Victorias Milling Co., Inc........................    231,600      22,159
    Vista Land & Lifescapes, Inc...................... 48,988,400   6,246,405
    Xurpas, Inc.......................................  1,406,400     537,176
                                                                  -----------
TOTAL PHILIPPINES.....................................             99,420,620
                                                                  -----------
POLAND -- (1.8%)
    AB SA.............................................      1,082       7,497
    ABC Data SA.......................................    129,926      90,649
#   Action SA.........................................     26,708      48,145
    Agora SA..........................................    276,756     818,818
#*  Alior Bank SA.....................................    373,301   4,838,248
    Amica Wronki SA...................................     26,540   1,285,751
#*  AmRest Holdings SE................................     81,955   5,201,001
#   Apator SA.........................................     59,663     421,330
#   Asseco Poland SA..................................    650,977   8,944,383
#*  Bioton SA.........................................    676,718   1,432,054
    Boryszew SA.......................................  1,196,385   1,784,287
    Budimex SA........................................    118,692   5,527,061
    CCC SA............................................     44,739   2,041,329
#*  CD Projekt SA.....................................    711,662   6,355,889
    Ciech SA..........................................    292,289   4,320,888
*   ComArch SA........................................      5,264     202,841

                                     2127

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                        SHARES     VALUE++
                                                       --------- ------------
POLAND -- (Continued)
    Dom Development SA................................     4,673 $     64,687
    Elektrobudowa SA..................................     8,568      231,950
#   Emperia Holding SA................................    93,874    1,420,081
*   Enea SA...........................................   520,540    1,462,524
    Energa SA.........................................   214,966      537,164
    Fabryki Mebli Forte SA............................   137,407    2,473,337
*   Famur SA..........................................   350,412      251,809
#*  Farmacol SA.......................................    50,868      635,080
    Firma Oponiarska Debica SA........................    30,655      821,435
*   Getin Holding SA.................................. 2,682,657      570,692
#*  Getin Noble Bank SA............................... 2,984,396      328,695
    Grupa Azoty Zaklady Chemiczne Police SA...........    76,751      420,583
    Grupa Kety SA.....................................    69,752    6,009,246
#*  Grupa Lotos SA....................................   784,239    5,886,698
*   Impexmetal SA..................................... 1,029,984      663,042
#*  Integer.pl SA.....................................    33,143      301,213
#   Inter Cars SA.....................................    37,061    2,650,525
#*  Jastrzebska Spolka Weglowa SA.....................   418,789    2,686,796
    Kernel Holding SA.................................   437,920    6,954,660
    Kopex SA..........................................    57,394       44,664
    KRUK SA...........................................   114,274    6,142,643
    LC Corp. SA.......................................   192,664       98,927
    Lentex SA.........................................   157,761      379,170
#   Lubelski Wegiel Bogdanka SA.......................    68,724      962,555
*   MCI Capital SA....................................   227,344      632,717
    Mostostal Zabrze SA...............................   425,811      148,636
    Netia SA.......................................... 2,702,995    3,053,506
    Neuca SA..........................................    23,850    2,191,735
    Orbis SA..........................................   132,247    2,066,495
*   Pelion SA.........................................    47,515      536,993
    Pfleiderer Grajewo SA.............................    29,607      227,788
#*  PKP Cargo SA......................................    37,098      326,165
#*  Polnord SA........................................   336,162      889,718
*   Polski Koncern Miesny Duda SA.....................    69,986      113,131
#*  Rafako SA.........................................   307,402      523,483
*   Stalexport Autostrady SA..........................   282,703      266,271
    Stalprodukt SA....................................     9,296      839,876
*   Sygnity SA........................................    40,187       60,934
#*  Synthos SA........................................ 1,973,682    2,005,606
#*  Tauron Polska Energia SA.......................... 5,756,680    4,547,260
    Trakcja SA........................................   392,729    1,130,534
*   Vistula Group SA.................................. 1,439,663    1,225,826
    Warsaw Stock Exchange.............................   192,404    1,683,748
    Wawel SA..........................................       697      166,429
    Zespol Elektrowni Patnow Adamow Konin SA..........    65,319      195,993
                                                                 ------------
TOTAL POLAND..........................................            108,151,191
                                                                 ------------
SOUTH AFRICA -- (7.0%)
*   Adbee Rf, Ltd.....................................    38,867       93,885
#   Adcock Ingram Holdings, Ltd.......................   848,818    2,927,267
    Adcorp Holdings, Ltd..............................   896,475    1,163,630
    Advtech, Ltd...................................... 3,146,875    3,461,005
    Aeci, Ltd......................................... 1,085,693    7,392,030

                                     2128

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- -----------
SOUTH AFRICA -- (Continued)
*   African Bank Investments, Ltd.....................  5,287,877 $    22,132
    African Oxygen, Ltd...............................    858,752   1,236,364
    African Rainbow Minerals, Ltd.....................    748,241   5,326,283
    Afrimat, Ltd......................................     41,299      60,534
    Alexander Forbes Group Holdings, Ltd..............  1,468,592     662,073
*   Allied Electronics Corp., Ltd. Class A............    169,001      73,116
*   ArcelorMittal South Africa, Ltd...................  1,784,999   1,094,945
    Ascendis Health, Ltd..............................    406,681     695,635
#   Assore, Ltd.......................................    216,988   2,886,180
#   Astral Foods, Ltd.................................    458,146   3,996,168
*   Attacq, Ltd.......................................  2,220,255   3,120,169
*   Aveng, Ltd........................................  4,254,721   1,221,320
    AVI, Ltd..........................................  3,346,741  21,635,721
#   Barloworld, Ltd...................................  2,216,736  13,139,231
    Blue Label Telecoms, Ltd..........................  2,907,771   3,874,667
    Cashbuild, Ltd....................................    212,494   5,768,687
    Caxton and CTP Publishers and Printers, Ltd.......    313,704     316,136
    City Lodge Hotels, Ltd............................    325,097   3,695,669
    Clicks Group, Ltd.................................  2,666,173  23,877,847
    Clover Industries, Ltd............................  1,345,179   1,863,157
*   Consolidated Infrastructure Group, Ltd............    664,270   1,262,771
#   Coronation Fund Managers, Ltd.....................  1,818,975   9,668,095
    DataTec, Ltd......................................  2,060,416   7,456,524
    Distell Group, Ltd................................    126,723   1,516,796
*   Distribution and Warehousing Network, Ltd.........    103,622      21,998
    DRDGOLD, Ltd......................................  2,910,783   2,386,258
    EOH Holdings, Ltd.................................  1,098,252  11,216,466
#*  Eqstra Holdings, Ltd..............................  3,139,032     628,336
*   Evraz Highveld Steel and Vanadium, Ltd............     63,001         236
#   Exxaro Resources, Ltd.............................    827,889   4,959,038
    Famous Brands, Ltd................................    653,128   6,472,023
    Foschini Group, Ltd. (The)........................  1,564,234  16,784,779
    Grand Parade Investments, Ltd.....................  3,255,755     808,208
    Grindrod, Ltd.....................................  5,733,017   4,772,679
    Group Five, Ltd...................................  1,023,006   1,677,573
#*  Harmony Gold Mining Co., Ltd......................  1,661,807   7,518,794
#*  Harmony Gold Mining Co., Ltd. Sponsored ADR.......  2,858,423  13,062,993
    Holdsport, Ltd....................................    210,011     892,585
*   Howden Africa Holdings, Ltd.......................     39,220      84,894
    Hudaco Industries, Ltd............................    266,579   1,968,108
    Hulamin, Ltd......................................  1,296,594     543,999
*   Impala Platinum Holdings, Ltd.....................    209,659     925,337
#   Imperial Holdings, Ltd............................    538,999   6,441,731
#   Invicta Holdings, Ltd.............................    351,408   1,487,791
*   JCI, Ltd..........................................  3,131,151          --
    JSE, Ltd..........................................    892,197  10,930,010
    KAP Industrial Holdings, Ltd......................  6,871,009   3,212,182
#*  Kumba Iron Ore, Ltd...............................    119,349   1,167,433
#   Lewis Group, Ltd..................................    870,563   2,726,500
    Liberty Holdings, Ltd.............................     31,372     276,957
    Massmart Holdings, Ltd............................    392,226   4,095,491
    Merafe Resources, Ltd............................. 11,489,424     729,172
    Metair Investments, Ltd...........................  1,296,791   1,917,049

                                     2129

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                        SHARES     VALUE++
                                                       --------- ------------
SOUTH AFRICA -- (Continued)
    Metrofile Holdings, Ltd...........................    82,524 $     28,658
    MMI Holdings, Ltd.................................   438,264      731,073
    Mpact, Ltd........................................ 1,500,680    3,651,916
    Murray & Roberts Holdings, Ltd.................... 4,087,163    3,782,880
    Mustek, Ltd.......................................   633,540      260,049
    Nampak, Ltd....................................... 5,214,254    7,968,273
*   Net 1 UEPS Technologies, Inc......................       776        7,703
#*  Northam Platinum, Ltd............................. 3,640,843   13,517,384
    Oceana Group, Ltd.................................   439,922    3,492,658
    Omnia Holdings, Ltd...............................   589,522    7,002,907
    Peregrine Holdings, Ltd........................... 2,000,976    4,349,859
#   Pick n Pay Stores, Ltd............................ 2,069,376   11,679,208
*   Pinnacle Holdings, Ltd............................ 1,200,173    1,426,220
    Pioneer Foods Group, Ltd..........................   125,420    1,615,674
#   PPC, Ltd.......................................... 5,575,704    3,165,245
    PSG Group, Ltd....................................    96,945    1,384,991
    Raubex Group, Ltd................................. 1,306,791    1,798,841
    RCL Foods, Ltd....................................   683,713      689,853
    Reunert, Ltd...................................... 1,517,644    6,834,912
    Rhodes Food Group Pty, Ltd........................    40,371       75,638
*   Royal Bafokeng Platinum, Ltd......................   710,637    2,657,295
    Santam, Ltd.......................................   262,285    4,406,825
*   Sappi, Ltd........................................ 4,082,585   20,767,468
    Sibanye Gold, Ltd................................. 1,986,387    9,258,292
    SPAR Group, Ltd. (The)............................ 1,135,084   16,943,151
    Spur Corp., Ltd...................................   619,410    1,406,097
*   Stefanutti Stocks Holdings, Ltd...................   229,540       66,062
    Sun International, Ltd............................ 1,111,017    6,688,397
*   Super Group, Ltd.................................. 3,398,200    9,950,299
    Telkom SA SOC, Ltd................................ 1,711,490    7,942,797
    Tongaat Hulett, Ltd............................... 1,016,213    8,755,022
    Transaction Capital, Ltd..........................   313,749      247,496
    Trencor, Ltd...................................... 1,369,751    3,954,272
    Tsogo Sun Holdings, Ltd........................... 2,665,018    5,568,137
    Wilson Bayly Holmes-Ovcon, Ltd....................   533,248    4,583,466
                                                                 ------------
TOTAL SOUTH AFRICA....................................            413,875,675
                                                                 ------------
SOUTH KOREA -- (13.1%)
#*  3S Korea Co., Ltd.................................    15,208       52,008
#   Able C&C Co., Ltd.................................    72,378    2,083,712
    ABOV Semiconductor Co., Ltd.......................    25,794      227,356
    Ace Technologies Corp.............................    30,193      126,754
#*  Actoz Soft Co., Ltd...............................    36,025      665,121
#   Advanced Nano Products Co., Ltd...................    45,324      666,868
#*  Advanced Process Systems Corp.....................   138,964    2,348,422
#   Aekyung Petrochemical Co., Ltd....................     9,333      858,797
#   AfreecaTV Co., Ltd................................    63,042    1,824,065
#*  Agabang&Company...................................   159,566    1,183,847
#   Ahn-Gook Pharmaceutical Co., Ltd..................    38,563      613,466
#   Ahnlab, Inc.......................................    34,502    1,728,801
#*  AJ Rent A Car Co., Ltd............................    93,213      869,769
#   AK Holdings, Inc..................................    23,871    1,416,247
#   ALUKO Co., Ltd....................................   224,961    1,136,491

                                     2130

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
SOUTH KOREA -- (Continued)
*   ALVOGEN KOREA Co,.Ltd................................     471 $   13,480
#*  Aminologics Co., Ltd.................................  36,345    109,172
#*  Amotech Co., Ltd.....................................  53,135    876,918
#*  Anam Electronics Co., Ltd............................ 778,248    971,088
#   Anapass, Inc.........................................  51,795    603,408
    Asia Cement Co., Ltd.................................   6,445    448,502
#   ASIA Holdings Co., Ltd...............................  11,894  1,121,296
#*  Asia Paper Manufacturing Co., Ltd....................  33,401    746,266
*   Asiana Airlines, Inc................................. 638,206  2,748,634
#*  AUK Corp............................................. 199,140    526,167
    Aurora World Corp....................................  13,265    140,542
#   Autech Corp..........................................  49,323    323,132
#*  Automobile & PCB..................................... 251,614    541,899
    Avaco Co., Ltd.......................................  36,215    213,335
    Avatec Co., Ltd......................................   5,446     37,728
#   Baiksan Co., Ltd.....................................  70,583    444,371
*   Barun Electronics Co., Ltd........................... 204,015    462,543
*   Barunson Entertainment & Arts Corp................... 159,420    409,918
#*  BH Co., Ltd..........................................  29,776    210,353
#   Binggrae Co., Ltd....................................  34,274  1,926,652
#*  BIT Computer Co., Ltd................................  68,805    539,581
    Bixolon Co., Ltd.....................................  31,526    391,609
#   Bluecom Co., Ltd.....................................  61,445    787,907
#*  Bohae Brewery Co., Ltd............................... 386,730    480,285
    Bookook Securities Co., Ltd..........................   7,410    127,969
#   Boryung Medience Co., Ltd............................  43,334    659,160
#   Boryung Pharmaceutical Co., Ltd......................  28,065  1,666,961
#*  Bubang Co., Ltd......................................  74,329    349,848
*   BUGS Corp............................................  44,174    459,706
#   Bukwang Pharmaceutical Co., Ltd...................... 106,287  2,894,932
#   BYC Co., Ltd.........................................     746    319,372
#   Byucksan Corp........................................ 226,717  1,303,665
    C&S Asset Management Co., Ltd........................  21,451     78,616
#*  CammSys Corp......................................... 231,399    621,064
#*  Capro Corp........................................... 177,680    654,505
#   Cell Biotech Co., Ltd................................  29,868  1,661,761
#*  Celltrion Pharm, Inc.................................  73,505  1,603,189
#*  Chabiotech Co., Ltd.................................. 220,733  3,170,135
#*  Chadiostech Co., Ltd................................. 119,156    609,752
#*  Charm Engineering Co., Ltd...........................  65,896    167,365
*   Chemtronics Co., Ltd.................................  56,211    294,584
#*  Chin Hung International, Inc......................... 106,852    195,835
#*  China Great Star International, Ltd.................. 380,444    659,087
#   Chinyang Holdings Corp...............................  85,828    281,654
#*  Choa Pharmaceutical Co...............................  49,861    274,690
*   Chokwang Leather Co., Ltd............................     607     24,149
#   Chokwang Paint, Ltd..................................  44,110    438,696
#   Chong Kun Dang Pharmaceutical Corp...................  35,758  3,569,006
#   Chongkundang Holdings Corp...........................  26,473  2,203,179
#   Choong Ang Vaccine Laboratory........................  28,030    608,653
#   Chosun Refractories Co., Ltd.........................   5,835    434,383
#   Chungdahm Learning, Inc..............................  24,756    644,234
#   CJ Freshway Corp.....................................  35,108  1,398,743

                                     2131

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
SOUTH KOREA -- (Continued)
    CJ Hellovision Co., Ltd.............................. 115,793 $  954,848
    CJ O Shopping Co., Ltd...............................  20,066  2,900,747
#*  CJ Seafood Corp...................................... 120,956    362,575
#*  Com2uSCorp...........................................  49,489  5,110,730
#   Coreana Cosmetics Co., Ltd...........................  39,120    269,901
#   Cosmax BTI, Inc......................................  86,313  4,117,778
#   Cosmax, Inc..........................................  34,318  4,446,163
#*  Cosmochemical Co., Ltd...............................  28,914    131,539
#*  COSON Co., Ltd.......................................  89,460  1,276,520
#   Crown Confectionery Co., Ltd.........................  40,290  1,316,581
#*  CrucialTec Co., Ltd.................................. 122,099  1,157,548
#   CS Wind Corp.........................................   5,868    127,055
#*  CTC BIO, Inc.........................................  19,238    237,166
#*  CUROCOM Co., Ltd..................................... 105,153    308,512
#   D.I Corp............................................. 150,589    607,171
#   Dae Dong Industrial Co., Ltd.........................  60,958    432,959
    Dae Han Flour Mills Co., Ltd.........................   6,234    984,948
#   Dae Hwa Pharmaceutical Co., Ltd......................  22,883    853,779
#   Dae Hyun Co., Ltd.................................... 184,373    631,261
#*  Dae Won Chemical Co., Ltd............................ 162,336    415,692
#   Dae Won Kang Up Co., Ltd............................. 119,782    514,569
#*  Dae Young Packaging Co., Ltd......................... 526,420    510,615
#*  Dae-Il Corp..........................................  81,189    707,346
#*  Daea TI Co., Ltd..................................... 385,089    684,512
#   Daebongls Co., Ltd...................................  25,931    331,571
#*  Daechang Co., Ltd.................................... 299,027    349,242
    Daechang Forging Co., Ltd............................   1,367     51,026
#   Daeduck Electronics Co............................... 240,713  1,692,399
#   Daeduck GDS Co., Ltd................................. 115,842  1,376,259
#   Daegu Department Store...............................  27,282    327,585
#*  Daehan New Pharm Co., Ltd............................  54,459    817,908
    Daehan Steel Co., Ltd................................  89,447    735,788
*   Daeho International Corp.............................     543         --
#   Daekyo Co., Ltd...................................... 126,120    939,833
#*  Daekyung Machinery & Engineering Co., Ltd............ 372,226    477,099
    Daelim B&Co Co., Ltd.................................   7,567     84,033
#   Daeryuk Can Co., Ltd.................................  58,193    350,808
#   Daesang Corp......................................... 131,422  3,570,554
#   Daesang Holdings Co., Ltd............................  81,823    920,410
#   Daesung Energy Co., Ltd..............................  23,119    133,221
#   Daesung Holdings Co., Ltd............................  26,734    226,791
#*  Daewon Cable Co., Ltd................................ 323,526    539,690
#*  Daewon Media Co., Ltd................................  17,571    218,936
#   Daewon Pharmaceutical Co., Ltd.......................  69,579  1,385,239
    Daewon San Up Co., Ltd...............................  49,261    320,964
#*  Daewoo Shipbuilding & Marine Engineering Co., Ltd.... 676,333  2,704,970
    Daewoong Co., Ltd....................................  15,951    888,987
#   Daewoong Pharmaceutical Co., Ltd.....................  27,671  2,352,553
*   Dahaam E-Tec Co., Ltd................................   2,100      6,327
#   Daihan Pharmaceutical Co., Ltd.......................  21,298    610,400
    Daishin Securities Co., Ltd.......................... 264,117  2,492,346
#*  Danal Co., Ltd....................................... 194,321  1,055,047
#   Daou Data Corp.......................................  88,245  1,166,299

                                     2132

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
SOUTH KOREA -- (Continued)
#   Daou Technology, Inc................................. 174,365 $4,152,461
#*  Dasan Networks, Inc.................................. 115,433    778,519
#   Dawonsys Co., Ltd....................................  76,924  1,792,578
#   Dayou Automotive Seat Technology Co., Ltd............ 385,111    707,793
*   Dayou Smart Aluminium Co., Ltd....................... 181,009    207,897
#   DCM Corp.............................................  22,367    254,725
#*  Deutsch Motors, Inc..................................  68,896    280,092
    DGB Financial Group, Inc............................. 527,390  4,248,519
#   DHP Korea Co., Ltd...................................  59,822    537,991
    Digital Chosun Co., Ltd.............................. 180,541    645,363
#*  Digital Optics Co., Ltd..............................  75,140    597,533
#   Digital Power Communications Co., Ltd................ 180,216    619,232
#*  DIO Corp.............................................  58,966  3,014,435
#*  Diotek Co., Ltd...................................... 111,896    530,267
    Display Tech Co., Ltd................................  21,370     98,878
    DK UIL Co., Ltd......................................  10,000     96,494
*   DMS Co., Ltd.........................................  57,307    517,233
#*  DNF Co., Ltd.........................................  49,917    617,974
#   Dong A Eltek Co., Ltd................................  22,781    484,049
#   Dong Ah Tire & Rubber Co., Ltd.......................  48,732  1,146,596
#   Dong-A Socio Holdings Co., Ltd.......................  17,267  2,532,656
    Dong-A ST Co., Ltd...................................  22,995  2,372,929
#   Dong-Ah Geological Engineering Co., Ltd..............  30,200    274,484
    Dong-Il Corp.........................................   4,730    254,061
#   Dongbang Transport Logistics Co., Ltd................  47,053    122,090
*   DONGBU Co., Ltd...................................... 147,731    102,631
*   Dongbu Corp..........................................   5,831     51,344
*   Dongbu HiTek Co., Ltd................................ 177,016  2,816,331
*   Dongbu Securities Co., Ltd........................... 211,577    728,963
#*  Dongbu Steel Co., Ltd................................  11,332    165,442
    Dongil Industries Co., Ltd...........................   2,402    154,823
#   Dongjin Semichem Co., Ltd............................ 209,922  2,130,238
*   Dongkook Industrial Co., Ltd.........................  52,105    119,242
    DongKook Pharmaceutical Co., Ltd.....................  31,782  1,882,907
    Dongkuk Industries Co., Ltd.......................... 123,497    675,774
*   Dongkuk Steel Mill Co., Ltd.......................... 388,492  3,154,981
#   Dongkuk Structures & Construction Co., Ltd........... 178,195  1,242,940
#   Dongsung Chemical Co., Ltd...........................  17,370    391,247
#   DONGSUNG Corp........................................ 176,690  1,068,106
    Dongsung Finetec Co., Ltd............................  20,470    128,250
#*  Dongsung Pharmaceutical Co., Ltd.....................  95,567    487,017
#*  Dongwha Enterprise Co., Ltd..........................   6,700    230,938
#   Dongwha Pharm Co., Ltd............................... 142,298  1,261,662
    Dongwon Development Co., Ltd......................... 222,679    983,048
#   Dongwon F&B Co., Ltd.................................   7,187  1,496,597
#   Dongwon Industries Co., Ltd..........................   8,384  2,115,206
#   Dongwoo Co., Ltd.....................................  58,857    223,700
    Dongyang E&P, Inc....................................  30,131    369,017
#*  Dongyang Steel Pipe Co., Ltd......................... 390,818    501,153
#*  Doosan Engine Co., Ltd............................... 187,669    758,695
#*  Doosan Infracore Co., Ltd............................ 962,816  6,872,205
#*  Dragonfly GF Co., Ltd................................  41,150    359,245
    DRB Holding Co., Ltd.................................  61,263    789,662

                                     2133

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
SOUTH KOREA -- (Continued)
    DSK Co., Ltd.........................................   2,638 $  102,071
#*  Duk San Neolux Co., Ltd..............................  27,719    753,917
#*  Duksan Hi-Metal Co., Ltd.............................  87,920    677,225
#   DuzonBIzon Co., Ltd.................................. 124,375  2,584,236
    DY Corp.............................................. 155,481    875,929
#   e Tec E&C, Ltd.......................................   7,060    773,048
#   e-LITECOM Co., Ltd...................................  48,416    519,408
#*  e-Starco Co., Ltd.................................... 153,747    220,545
    E1 Corp..............................................  16,869    972,848
#   Eagon Industrial, Ltd................................  43,403    505,799
#   Easy Bio, Inc........................................ 249,819  1,452,524
*   Eco Energy Holdings Co., Ltd.........................  13,211    199,293
#*  Ecopro Co., Ltd......................................  84,885    937,604
#   EG Corp..............................................  34,204    397,228
#*  Ehwa Technologies Information Co., Ltd............... 757,196    506,576
#   Elentec Co., Ltd.....................................  18,662    120,590
*   ELK Corp............................................. 111,403    194,630
#*  EM-Tech Co., Ltd.....................................  62,345    744,396
#*  Emerson Pacific, Inc.................................  26,932    924,132
#*  EMKOREA Co., Ltd.....................................  51,220    207,783
#   Enex Co., Ltd........................................ 240,928    683,712
#   ENF Technology Co., Ltd..............................  65,074  1,199,744
#   Eo Technics Co., Ltd.................................  45,957  4,428,359
#   Estechpharma Co., Ltd................................  39,533    587,707
#*  ESTsoft Corp.........................................  15,932    170,795
#   Eugene Corp.......................................... 289,702  1,377,983
#*  Eugene Investment & Securities Co., Ltd.............. 551,722  1,416,409
#   Eugene Technology Co., Ltd........................... 101,067  1,724,799
#   Eusu Holdings Co., Ltd...............................  85,857    804,786
#   EVERDIGM Corp........................................  63,661    565,315
*   Ezwelfare Co., Ltd...................................   6,480     67,554
#   F&F Co., Ltd.........................................  40,777    534,236
#*  Farmsco..............................................  91,694  1,195,709
#*  FarmStory Co., Ltd................................... 233,823    347,150
#*  Feelux Co., Ltd......................................  52,309    192,636
#   Fila Korea, Ltd......................................  63,032  4,980,448
#   Fine Technix Co., Ltd................................ 126,639    338,862
#*  Finetex EnE, Inc.....................................  76,593    492,158
#*  Firstec Co., Ltd..................................... 164,190    654,636
#*  Foosung Co., Ltd..................................... 355,339  2,464,825
#   Fursys, Inc..........................................  14,730    444,161
#*  G-SMATT GLOBAL Co., Ltd..............................  59,620  1,541,599
*   Gamevil, Inc.........................................   9,583    668,258
#   Gaon Cable Co., Ltd..................................  21,699    465,080
#*  GeneOne Life Science, Inc............................   4,475     63,396
#*  Genic Co., Ltd.......................................  28,325    528,511
    Geumhwa PSC Co., Ltd.................................     105      3,623
*   Gigalane Co., Ltd....................................   7,594     46,499
    GIIR, Inc............................................  22,387    168,046
#*  Global Display Co., Ltd..............................  62,631    195,196
#*  GNCO Co., Ltd........................................ 369,175    843,391
    Golfzon Co., Ltd.....................................  16,517  1,101,970
#   GOLFZONYUWONHOLDINGS Co., Ltd........................ 109,600    824,583

                                     2134

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
SOUTH KOREA -- (Continued)
#   Green Cross Holdings Corp............................  33,070 $1,013,282
*   Green Non-Life Insurance Co., Ltd....................  22,357         --
#*  GS Global Corp....................................... 198,243    434,551
    GS Home Shopping, Inc................................  21,139  3,210,553
#   Gwangju Shinsegae Co., Ltd...........................   3,400    758,444
#   Haesung Industrial Co., Ltd..........................  25,164    375,595
#*  Halla Corp........................................... 104,606    475,004
#   Halla Holdings Corp..................................  51,019  2,875,882
*   Han Express Co., Ltd.................................     384     34,292
#   Han Kuk Carbon Co., Ltd.............................. 245,312  1,457,299
#   Hana Micron, Inc..................................... 120,173    756,580
#   Hana Tour Service, Inc...............................  58,520  3,771,580
#*  Hanall Biopharma Co., Ltd............................  83,748  1,650,414
#   Hancom, Inc.......................................... 100,956  1,745,278
#   Handok, Inc..........................................  41,183  1,189,235
    Handsome Co., Ltd....................................  89,503  3,116,365
    Hanil Cement Co., Ltd................................  20,523  1,582,880
#*  Hanjin Heavy Industries & Construction Co., Ltd...... 446,948  1,788,683
#*  Hanjin Heavy Industries & Construction Holdings Co.,
      Ltd................................................  83,425    422,358
#   Hanjin Kal Corp...................................... 269,275  4,238,351
#*  Hanjin P&C Co., Ltd.................................. 108,385    258,244
#*  Hanjin Shipping Co., Ltd............................. 670,158  1,260,745
#   Hanjin Transportation Co., Ltd.......................  57,455  1,635,221
*   Hankook Cosmetics Manufacturing Co., Ltd.............   1,815     52,791
    Hankook Shell Oil Co., Ltd...........................   3,869  1,547,324
*   Hankook Synthetics, Inc..............................     550         --
    Hankuk Glass Industries, Inc.........................   9,314    225,090
#   Hankuk Paper Manufacturing Co., Ltd..................  12,824    331,463
#   Hankuk Steel Wire Co., Ltd...........................  55,363    200,442
#   Hanmi Semiconductor Co., Ltd.........................  68,216    917,234
    HanmiGlobal Co., Ltd.................................  30,137    264,905
    Hans Biomed Corp.....................................  44,327    751,958
#   Hansae Yes24 Holdings Co., Ltd.......................  60,141    686,573
#*  Hanshin Construction.................................  34,744    674,179
#   Hanshin Machinery Co................................. 112,117    314,156
    Hansol Chemical Co., Ltd.............................  62,027  4,427,993
#*  Hansol Holdings Co., Ltd............................. 393,662  2,506,419
#*  Hansol HomeDeco Co., Ltd............................. 428,150    713,266
    Hansol Logistics Co., Ltd............................  43,960    109,388
#   Hansol Paper Co., Ltd................................  75,054  1,529,807
*   Hansol SeenTec Co, Ltd.()............................  14,767      4,614
#*  Hansol SeenTec Co, Ltd.(B3ZLQ00).....................  57,489     92,822
#*  Hansol Technics Co., Ltd............................. 112,938  2,116,988
#   Hanwha Galleria Timeworld Co., Ltd...................  12,237    515,894
    Hanwha General Insurance Co., Ltd.................... 236,201  1,484,866
#*  Hanwha Investment & Securities Co., Ltd.............. 378,784  1,065,240
#   Hanyang Eng Co., Ltd.................................  39,237    479,912
    Hanyang Securities Co., Ltd..........................  18,538    128,206
#*  Harim Co., Ltd....................................... 189,668    772,261
*   Harim Holdings Co., Ltd.............................. 195,590    943,781
*   HB Technology Co., Ltd............................... 254,590    987,087
#   Heung-A Shipping Co., Ltd............................ 638,316    786,385
#*  Heungkuk Fire & Marine Insurance Co., Ltd............  92,139    277,142

                                     2135

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
SOUTH KOREA -- (Continued)
    High Tech Pharm Co., Ltd.............................   7,525 $  109,527
    Hitejinro Holdings Co., Ltd..........................  52,642    643,521
#   HMC Investment Securities Co., Ltd................... 117,927  1,133,033
#   Home Center Co., Ltd................................. 114,988    439,369
#*  Homecast Co., Ltd.................................... 155,448  1,380,685
#   HS Industries Co., Ltd............................... 232,081  2,216,799
    HS R&A Co., Ltd......................................  23,158    763,127
#   Huchems Fine Chemical Corp........................... 153,136  2,672,528
#   Humax Co., Ltd....................................... 115,022  1,500,322
#   Humedix Co., Ltd.....................................  19,143    742,413
*   Huneed Technologies..................................   2,445     29,468
*   Huons Co., Ltd.......................................  22,109  1,776,378
#   Huons Global Co., Ltd................................  23,107  1,062,068
#   Huvis Corp...........................................  99,491    721,907
#   Huvitz Co., Ltd......................................  53,847    746,515
#   Hwa Shin Co., Ltd.................................... 114,245    763,945
    Hwacheon Machine Tool Co., Ltd.......................   4,979    222,317
    Hwail Pharm Co., Ltd.................................  24,724    227,637
    HwaSung Industrial Co., Ltd..........................  61,184    697,856
#   Hy-Lok Corp..........................................  52,365  1,054,129
#   Hyosung ONB Co., Ltd.................................  10,277    130,407
    HyosungITX Co., Ltd..................................  14,477    168,355
#*  Hyundai BNG Steel Co., Ltd...........................  60,652    642,315
#   Hyundai C&F, Inc.....................................  25,222    402,090
#*  Hyundai Cement Co....................................  10,771    401,172
#   Hyundai Corp.........................................  36,882    772,366
#*  Hyundai Elevator Co., Ltd............................  74,016  4,087,066
#   Hyundai Engineering Plastics Co., Ltd................ 110,768    960,525
    Hyundai Home Shopping Network Corp...................  19,083  2,070,088
    Hyundai Hy Communications & Networks Co., Ltd........ 187,367    640,956
#   Hyundai Livart Furniture Co., Ltd....................  71,564  1,668,397
#*  Hyundai Merchant Marine Co., Ltd.....................  52,373    496,626
#*  Hyundai Mipo Dockyard Co., Ltd.......................  69,424  5,006,394
#   Hyundai Pharmaceutical Co., Ltd...................... 115,806    574,250
#*  Hyundai Rotem Co., Ltd............................... 134,724  2,569,192
#   Hyundai Securities Co., Ltd.......................... 274,676  1,690,683
#   HyVision System, Inc.................................  78,328    535,569
    i-Components Co, Ltd.................................  15,076    233,889
#*  i-SENS, Inc..........................................  45,817  1,572,458
#*  iA, Inc.............................................. 164,045    761,034
#*  ICD Co., Ltd.........................................  84,572  1,204,450
#*  IHQ, Inc............................................. 399,010    765,768
#   Il Dong Pharmaceutical Co., Ltd......................  65,553  1,667,866
#*  Iljin Display Co., Ltd............................... 115,139    465,836
#   Iljin Electric Co., Ltd.............................. 118,297    524,173
#   Iljin Holdings Co., Ltd.............................. 150,141  1,017,922
#*  Iljin Materials Co., Ltd.............................  95,764  1,465,171
#   Ilshin Spinning Co., Ltd.............................   8,039    919,562
#   Ilsung Pharmaceuticals Co., Ltd......................   3,004    312,587
#*  IM Co., Ltd..........................................  61,008    358,605
#   iMarketKorea, Inc.................................... 110,359  1,237,938
    InBody Co., Ltd......................................  60,327  2,188,820
#*  Infinitt Healthcare Co., Ltd.........................  84,431    668,597

                                     2136

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
SOUTH KOREA -- (Continued)
#*  Infraware, Inc....................................... 103,254 $  525,032
*   INITECH Co., Ltd.....................................   8,006     53,967
#*  InkTec Co., Ltd......................................  19,662    201,953
#*  InnoWireless, Inc....................................  21,995    208,030
#*  Innox Corp...........................................  63,904    963,384
#*  Insun ENT Co., Ltd................................... 196,856    984,183
#   Intelligent Digital Integrated Security Co., Ltd.....  33,909    395,322
#*  Interflex Co., Ltd...................................  58,255    864,975
    Intergis Co., Ltd....................................  11,220     30,956
#   Interojo Co., Ltd....................................  40,498  1,682,802
#   Interpark Corp.......................................  29,138    389,581
#   Interpark Holdings Corp.............................. 235,282  1,251,019
#   INTOPS Co., Ltd......................................  32,596    580,419
    Inzi Controls Co., Ltd...............................  42,034    233,583
    INZI Display Co., Ltd................................  32,254     62,920
#*  Iones Co., Ltd.......................................  44,154    891,773
#   IS Dongseo Co., Ltd..................................  58,229  3,158,597
#   ISC Co., Ltd.........................................  50,230  1,247,270
    ISU Chemical Co., Ltd................................  65,141  1,004,972
#   IsuPetasys Co., Ltd.................................. 189,204    865,322
#   J.ESTINA Co., Ltd....................................  59,326    702,641
#   Jahwa Electronics Co., Ltd...........................  67,230    800,090
#   JB Financial Group Co., Ltd.......................... 648,233  3,456,804
*   Jcontentree Corp..................................... 261,672    994,908
#   Jeil Pharmaceutical Co...............................   3,204    204,919
#*  Jeju Semiconductor Corp..............................  30,122    119,389
    Jinro Distillers Co., Ltd............................  13,228    395,239
#   Jinsung T.E.C........................................  43,317    235,700
    JLS Co., Ltd.........................................  11,332     67,359
#*  JoyCity Corp.........................................  39,621  1,114,268
#*  Joymax Co., Ltd......................................  24,322    172,241
#*  Jusung Engineering Co., Ltd.......................... 239,830  2,369,206
#   JVM Co., Ltd.........................................  21,370  1,030,821
#   JW Holdings Corp..................................... 199,371  2,111,325
#   JW Pharmaceutical Corp...............................  59,988  3,102,541
#   JW Shinyak Corp......................................  16,523    159,625
*   JYP Entertainment Corp............................... 156,375    740,727
#   Kangnam Jevisco Co., Ltd.............................  23,988    798,506
#   KAON Media Co., Ltd..................................  58,663    623,509
#   KB Capital Co., Ltd..................................  69,848  1,548,259
    KB Insurance Co., Ltd................................  91,643  2,324,592
*   KC Cottrell Co., Ltd.................................  28,166    140,523
#   KC Green Holdings Co., Ltd...........................  86,025    634,427
#   KC Tech Co., Ltd..................................... 123,092  1,781,853
#*  KCC Engineering & Construction Co., Ltd..............  24,267    266,817
*   KCO Energy, Inc......................................     120         --
#*  KEC Corp............................................. 343,461    361,936
#   KEPCO Engineering & Construction Co., Inc............  80,921  2,275,177
#   Keyang Electric Machinery Co., Ltd................... 156,430    852,241
#*  KEYEAST Co., Ltd..................................... 380,971  1,079,832
#   KG Chemical Corp.....................................  57,219    711,377
#   KG Eco Technology Service Co., Ltd...................  95,068    282,209
#   Kginicis Co., Ltd....................................  97,668  1,219,028

                                     2137

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
SOUTH KOREA -- (Continued)
#   KGMobilians Co., Ltd.................................  73,591 $  714,322
#   KH Vatec Co., Ltd.................................... 101,591  1,118,091
#   KISCO Corp...........................................  22,326    795,815
    KISCO Holdings Co., Ltd..............................   4,826    262,228
#   Kishin Corp..........................................  49,420    253,883
#   KISWIRE, Ltd.........................................  39,054  1,289,750
#   KIWOOM Securities Co., Ltd...........................  43,618  3,082,865
#*  KleanNara Co., Ltd...................................  94,982    492,323
*   KMH Co., Ltd.........................................  59,648    532,471
#*  KMH Hitech Co., Ltd.................................. 147,148    256,498
#*  KMW Co., Ltd.........................................  35,562    271,524
#   Kocom Co., Ltd.......................................  42,420    417,408
    Kodaco Co., Ltd......................................  86,144    286,009
#   Koentec Co., Ltd..................................... 306,814    756,044
#   Koh Young Technology, Inc............................  63,733  2,664,146
#   Kolao Holdings....................................... 143,996  1,063,070
#   Kolon Corp...........................................  45,278  2,668,867
#*  Kolon Global Corp....................................  24,259    332,825
    Kolon Industries, Inc................................  13,625  1,060,904
#   Kolon Life Science, Inc..............................  30,856  4,338,381
    Kolon Plastic, Inc...................................  16,169    120,609
#   KONA I Co., Ltd......................................  89,651  1,430,636
#   Kook Soon Dang Brewery Co., Ltd......................  77,360    498,960
#   Korea Alcohol Industrial Co., Ltd....................  63,908    526,347
#   Korea Cast Iron Pipe Industries Co., Ltd.............  58,506    536,524
#   Korea Circuit Co., Ltd...............................  72,493    648,233
#   Korea District Heating Corp..........................  18,020  1,079,080
    Korea Electric Terminal Co., Ltd.....................  32,072  2,515,581
#   Korea Electronic Certification Authority, Inc........ 106,169    699,787
#   Korea Electronic Power Industrial Development Co.,
      Ltd................................................  74,881    378,019
    Korea Export Packaging Industrial Co., Ltd...........   5,621    105,923
*   Korea Flange Co., Ltd................................  19,644    265,894
#*  Korea Information & Communications Co, Ltd...........  77,425    885,890
#   Korea Information Certificate Authority, Inc.........  71,807    528,882
#   Korea Kolmar Co., Ltd................................   2,090    177,379
#   Korea Kolmar Holdings Co., Ltd.......................  39,682  1,674,483
#*  Korea Line Corp......................................  81,352  1,411,707
#   Korea Petrochemical Ind Co., Ltd.....................  19,034  4,005,589
#   Korea United Pharm, Inc..............................  61,860  1,190,255
    Korean Reinsurance Co................................ 432,194  4,669,739
    Kortek Corp..........................................  72,394    805,104
    KPX Chemical Co., Ltd................................   8,354    377,465
#*  KR Motors Co., Ltd...................................  56,572     58,690
#*  KSCB Co., Ltd........................................  40,832    212,510
    KSS LINE, Ltd........................................  18,942    285,731
*   KT Hitel Co., Ltd....................................  84,297    614,872
#*  KT Music Corp........................................ 125,575    511,191
    KT Skylife Co., Ltd.................................. 136,105  2,226,122
    KT Submarine Co., Ltd................................  35,932    196,854
#*  KTB Investment & Securities Co., Ltd................. 315,140    831,929
#   KTCS Corp............................................  78,212    180,736
#   Ktis Corp............................................  97,811    396,451
    Kukbo Design Co., Ltd................................   8,015    137,390

                                     2138

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
SOUTH KOREA -- (Continued)
#   Kukdo Chemical Co., Ltd..............................  23,631 $1,200,169
*   Kukdong Corp.........................................   1,069      9,896
#   Kukdong Oil & Chemicals Co., Ltd.....................  62,920    205,826
*   Kum Yang Co., Ltd. ..................................  33,178    130,769
#*  Kumho Electric Co., Ltd..............................  18,861    196,185
#*  Kumho Industrial Co., Ltd............................ 126,641  1,012,338
#*  Kumho Tire Co., Inc.................................. 625,465  5,567,543
#   Kumkang Kind Co., Ltd................................  16,750    777,187
    Kwang Dong Pharmaceutical Co., Ltd................... 200,071  1,699,908
#*  Kwang Myung Electric Co., Ltd........................ 278,852    622,852
#   Kwangju Bank.........................................  96,895    820,739
#*  Kyeryong Construction Industrial Co., Ltd............  17,512    190,982
    Kyobo Securities Co., Ltd............................ 131,658  1,223,886
#   Kyung Dong Navien Co., Ltd...........................  33,704  1,857,197
*   Kyung Nam Pharm Co., Ltd.............................  20,264    128,732
#   Kyung-In Synthetic Corp.............................. 138,600    796,324
    Kyungbang, Ltd.......................................   5,461    839,256
    Kyungchang Industrial Co., Ltd.......................  73,797    411,842
#   KyungDong City Gas Co., Ltd..........................  14,011    991,247
#   Kyungdong Pharm Co., Ltd.............................  40,182    682,013
#   L&F Co., Ltd.........................................  41,197    511,466
#*  LB Semicon, Inc...................................... 157,825    611,135
#   LEADCORP, Inc. (The).................................  66,829    549,451
#*  Leaders Cosmetics Co., Ltd...........................  69,279  1,743,449
#   LEENO Industrial, Inc................................  56,461  2,120,338
    Leenos Corp..........................................  96,769    416,708
    LF Corp.............................................. 134,717  2,513,263
#   LG Hausys, Ltd.......................................  40,557  4,582,752
    LG International Corp................................ 206,725  6,739,066
#*  LG Life Sciences, Ltd................................  64,585  4,203,174
    Lion Chemtech Co., Ltd...............................  13,074    237,671
*   LIS Co., Ltd.........................................  21,772    336,394
    LMS Co., Ltd.........................................  32,869    216,103
#   Lock&Lock Co., Ltd................................... 154,467  1,776,325
#*  LOT Vacuum Co., Ltd..................................  47,816    766,223
    LOTTE Fine Chemical Co., Ltd......................... 123,140  3,915,208
#   Lotte Food Co., Ltd..................................   4,403  3,204,492
#   LOTTE Himart Co., Ltd................................  57,926  2,316,044
#*  Lotte Non-Life Insurance Co., Ltd.................... 479,609  1,091,827
    LS Corp..............................................  27,312  1,302,707
#   LS Industrial Systems Co., Ltd.......................  93,480  3,628,542
*   Lumens Co., Ltd...................................... 317,869  1,300,023
#*  Macrogen, Inc........................................  51,136  1,735,685
#   Maeil Dairy Industry Co., Ltd........................  43,227  1,496,444
#*  Majestar Co., Ltd....................................  52,747    126,899
#   Mando Corp...........................................   9,928  2,308,475
#   Mcnex Co., Ltd.......................................  38,722    586,194
#   MDS Technology Co., Ltd..............................  36,563    646,967
#*  Medipost Co., Ltd....................................   3,841    289,943
#   MegaStudy Co., Ltd...................................  17,540    528,062
    MegaStudyEdu Co., Ltd................................   4,919    207,061
#*  Melfas, Inc.......................................... 104,886    771,761
#   Meritz Fire & Marine Insurance Co., Ltd.............. 200,374  2,745,555

                                     2139

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
SOUTH KOREA -- (Continued)
#   META BIOMED Co., Ltd.................................   111,359 $  513,081
#*  Mgame Corp...........................................    97,978    515,363
    Mi Chang Oil Industrial Co., Ltd.....................     3,091    249,645
*   MiCo, Ltd............................................    29,991     94,467
    Mirae Asset Securities Co., Ltd......................    33,003    785,466
#*  Mirae Corp........................................... 2,226,388    714,640
    Miwon Chemicals Co., Ltd.............................     2,328    154,709
*   Miwon Commercial Co., Ltd............................       716    157,918
#   Miwon Specialty Chemical Co., Ltd....................     1,200    473,356
#   MK Electron Co., Ltd.................................   108,089  1,131,368
#*  MNTech Co., Ltd......................................   110,847    501,789
    Moda-InnoChips Co., Ltd..............................    14,702    165,518
#   Modetour Network, Inc................................    66,895  1,595,308
#   Monalisa Co., Ltd....................................    68,050    241,183
#   MonAmi Co., Ltd......................................   112,097    463,808
#   Moorim P&P Co., Ltd..................................   143,600    560,803
#*  Moorim Paper Co., Ltd................................   149,278    414,953
#   Motonic Corp.........................................    74,383    615,278
#   Muhak Co., Ltd.......................................    88,177  1,869,319
#   Multicampus Co, Ltd..................................    15,055    557,645
#   Namhae Chemical Corp.................................   149,878  1,183,822
#*  Namsun Aluminum Co., Ltd.............................   496,334    650,041
#   Namyang Dairy Products Co., Ltd......................     2,013  1,227,162
#*  Nanos Co., Ltd.......................................    38,381     62,875
    Nasmedia Co., Ltd....................................     4,122    179,287
#*  Naturalendo Tech Co., Ltd............................    64,724  1,064,078
#   NeoPharm Co., Ltd....................................    26,775    832,949
#*  Neowiz Games Corp....................................    87,828  1,103,173
#   NEOWIZ HOLDINGS Corp.................................    31,347    402,881
    NEPES Corp...........................................   107,205    807,018
#   Nexen Corp...........................................   318,545  2,273,416
    Nexen Tire Corp......................................   222,957  2,682,312
#*  Nexolon Co., Ltd.....................................     2,976      2,324
#*  Nexon GT Co., Ltd....................................    91,753    819,995
#*  NHN Entertainment Corp...............................   114,640  6,747,434
#   NHN KCP Corp.........................................    73,297  1,452,945
    NICE Holdings Co., Ltd...............................   104,644  1,822,379
#   Nice Information & Telecommunication, Inc............    21,556    651,407
#   NICE Information Service Co., Ltd....................   216,641  1,385,213
    NICE Total Cash Management Co., Ltd..................    30,025    180,702
#*  NK Co., Ltd..........................................   199,266    870,262
#   Nong Shim Holdings Co., Ltd..........................    10,594  1,219,990
#   Nong Woo Bio Co., Ltd................................    46,463    989,302
#   Noroo Holdings Co., Ltd..............................    13,599    221,645
#   NOROO Paint & Coatings Co., Ltd......................    61,681    578,980
    NPC..................................................    64,609    410,908
*   NS Shopping Co., Ltd.................................     7,181  1,146,607
#*  NUVOTEC Co., Ltd.....................................   153,125    789,541
#*  Omnisystem Co., Ltd..................................   215,458    667,844
#   Openbase, Inc........................................   143,916    641,303
    Opto Device Technology Co., Ltd......................    32,211    270,501
#*  OPTRON-TEC, Inc......................................   103,096    712,703
#*  Orientbio, Inc.......................................   623,111  1,231,623

                                     2140

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
SOUTH KOREA -- (Continued)
#*  OSANGJAIEL Co., Ltd..................................  20,524 $  219,792
#*  Osstem Implant Co., Ltd..............................  63,610  4,331,270
#*  Osung LST Co., Ltd................................... 246,799    280,045
#   Ottogi Corp..........................................   1,199    838,095
#   Pan-Pacific Co., Ltd................................. 164,180    559,454
    Pang Rim Co., Ltd....................................  10,174    216,331
#*  PaperCorea, Inc...................................... 936,730    720,525
#   Paradise Co., Ltd.................................... 292,001  4,176,998
#*  PARK & OPC Co., Ltd..................................  74,501    514,438
    Partron Co., Ltd..................................... 248,455  2,630,146
#*  Paru Co., Ltd........................................ 181,135    652,199
#*  Pharmicell Co., Ltd..................................  85,904    496,900
#*  Pobis TNC Co., Ltd................................... 118,409    294,677
    Poongsan Corp........................................ 144,872  4,024,594
#   Poongsan Holdings Corp...............................  26,213  1,005,402
    POSCO Chemtech Co., Ltd.............................. 123,628  1,231,800
    POSCO Coated & Color Steel Co., Ltd..................   2,498     58,388
#*  Posco ICT Co., Ltd................................... 312,644  1,712,694
#   Posco M-Tech Co., Ltd................................  90,488    230,032
#*  Power Logics Co., Ltd................................ 162,580    711,468
#   PSK, Inc.............................................  84,672  1,098,241
#   Pulmuone Co., Ltd....................................   6,862    821,235
#   Pyeong Hwa Automotive Co., Ltd.......................  76,039    798,279
*   RaonSecure Co., Ltd..................................  40,939    121,882
#*  Redrover Co., Ltd....................................  95,602    611,628
#   Reyon Pharmaceutical Co., Ltd........................  27,114    867,478
#   RFsemi Technologies, Inc.............................  30,415    316,320
#   RFTech Co., Ltd......................................  80,741    422,029
#   S Net Systems, Inc...................................  57,370    364,451
#*  S&C Engine Group, Ltd................................ 322,232    475,194
#*  S&S Tech Corp........................................  77,669    667,616
#   S&T Corp.............................................  14,935    281,857
#   S&T Dynamics Co., Ltd................................ 160,725  1,415,796
    S&T Holdings Co., Ltd................................  41,361    696,098
#   S&T Motiv Co., Ltd...................................  53,071  2,880,840
#*  S-Connect Co., Ltd................................... 302,473    837,622
#   S-Energy Co., Ltd....................................  60,670    447,182
#*  S-MAC Co., Ltd....................................... 104,955    788,560
#   Saeron Automotive Corp...............................   2,640     18,944
#*  Sajo Industries Co., Ltd.............................  14,636    891,495
#*  Sajodongaone Co., Ltd................................  97,980    151,901
*   SAJOHAEPYO Corp......................................     574      7,825
    Sam Chun Dang Pharm Co., Ltd.........................  83,531    735,320
#   Sam Young Electronics Co., Ltd.......................  73,583    804,520
#   Sam Yung Trading Co., Ltd............................  64,634  1,119,225
#   Samchully Co., Ltd...................................  16,091  1,531,119
#   Samchuly Bicycle Co., Ltd............................  50,784    785,792
#   Samho Development Co., Ltd...........................  64,551    202,929
#*  Samho International Co., Ltd.........................  40,009    594,139
#   SAMHWA Paints Industrial Co., Ltd....................  57,633    593,148
#   Samick Musical Instruments Co., Ltd.................. 408,541  1,022,824
#   Samick THK Co., Ltd..................................  58,551    538,717
#   Samjin LND Co., Ltd..................................  78,828    236,190

                                     2141

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
SOUTH KOREA -- (Continued)
#   Samjin Pharmaceutical Co., Ltd.......................  60,993 $1,800,232
    Samkee Automotive Co., Ltd...........................  37,636    137,285
#   Samkwang Glass.......................................  20,201  1,492,401
#   Sammok S-Form Co., Ltd...............................  30,747    448,962
#*  SAMT Co., Ltd........................................ 311,702    492,825
#   Samwha Capacitor Co., Ltd............................  46,592    489,751
    Samyang Corp.........................................  18,571  1,607,743
#   Samyang Foods Co., Ltd...............................  18,333    414,955
    Samyang Holdings Corp................................  22,926  2,473,546
#   Samyang Tongsang Co., Ltd............................   9,663    445,533
#*  Samyoung Chemical Co., Ltd........................... 136,867    193,713
*   Sang-A Frontec Co., Ltd..............................  12,800    119,640
#*  Sangbo Corp.......................................... 143,028    542,189
    Sangsin Brake........................................  19,906    127,581
#*  Sapphire Technology Co., Ltd.........................  42,273    269,231
#   SaraminHR Co, Ltd....................................  14,160    213,649
#   Satrec Initiative Co., Ltd...........................  11,287    598,797
#   SAVEZONE I&C Corp....................................  62,674    290,425
#*  SBI Investment Korea Co., Ltd........................ 257,130    157,519
    SBS Contents Hub Co., Ltd............................  42,121    432,401
    SBS Media Holdings Co., Ltd.......................... 284,678    773,233
#*  SBW.................................................. 342,769    868,082
    Seah Besteel Corp....................................  87,900  2,107,793
    SeAH Holdings Corp...................................   4,811    573,830
    SeAH Steel Corp......................................  19,174  1,196,650
#   Sebang Co., Ltd......................................  65,269    931,991
    Sebang Global Battery Co., Ltd.......................  42,718  1,476,876
#*  Seegene, Inc.........................................  58,471  1,899,030
#   Sejong Industrial Co., Ltd...........................  70,108    689,083
#   Sekonix Co., Ltd.....................................  49,364    810,120
#   Sempio Foods Co......................................  13,836    800,404
#*  Seobu T&D............................................  81,608  1,506,834
#   Seohan Co., Ltd...................................... 516,097    913,445
#*  Seohee Construction Co., Ltd......................... 889,273  1,184,374
#   Seoul Auction Co., Ltd...............................  61,009    875,822
    Seoul Pharma Co., Ltd................................  16,208    197,101
#   Seoul Semiconductor Co., Ltd......................... 245,479  3,680,187
#   SEOWONINTECH Co., Ltd................................  60,461    632,834
#   Seoyon Co,. Ltd...................................... 109,742  1,085,684
#*  Sewon Cellontech Co., Ltd............................ 240,674    748,150
    Sewon Precision Industry Co., Ltd....................  21,670    356,536
#   SEWOONMEDICAL Co., Ltd............................... 119,784    549,943
#   SFA Engineering Corp.................................  60,404  3,258,638
#*  SFA Semicon Co, Ltd.................................. 300,260    707,518
#*  SG Corp.............................................. 865,420    948,443
#*  SGA Co., Ltd......................................... 428,212    538,709
#   SH Energy & Chemical Co., Ltd........................ 527,381    828,469
#*  Shin Poong Pharmaceutical Co., Ltd................... 178,552  1,151,518
#*  Shinil Industrial Co., Ltd........................... 301,022    494,839
#   Shinsegae Engineering & Construction Co., Ltd........  15,285    634,786
#   Shinsegae Food Co., Ltd..............................   2,696    382,136
#   Shinsegae Information & Communication Co., Ltd.......   7,550    552,694
#   Shinsegae International, Inc.........................  16,480  1,152,837

                                     2142

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
SOUTH KOREA -- (Continued)
#*  Shinsung Solar Energy Co., Ltd.......................   402,094 $  862,428
#*  Shinsung Tongsang Co., Ltd...........................   705,326    882,314
#*  Shinwha Intertek Corp................................   154,445    693,349
#*  Shinwon Corp.........................................   173,143    291,861
#   Shinyoung Securities Co., Ltd........................    18,682    840,800
#   SHOWBOX Corp.........................................   168,507  1,190,922
#*  Signetics Corp.......................................   318,976    509,985
#*  SIGONG TECH Co., Ltd.................................    85,687    472,285
#   Silicon Works Co., Ltd...............................    70,469  1,988,903
#   Silla Co., Ltd.......................................    38,828    530,109
#*  SIMMTECH HOLDINGS Co., Ltd...........................   217,148    604,910
#   SIMPAC, Inc..........................................    85,286    393,498
    Sindoh Co., Ltd......................................    14,446    667,045
#   Sinjin SM Co., Ltd...................................    13,589    133,105
#   SJM Co., Ltd.........................................    34,349    224,837
#   SK Bioland Co., Ltd..................................    56,436  1,152,395
#*  SK Communications Co., Ltd...........................   103,928    316,399
#   SK Gas, Ltd..........................................    26,139  1,986,334
    SK Materials Co., Ltd................................    35,023  4,607,074
    SK Networks Co., Ltd.................................   468,093  2,601,816
#*  SK Securities Co., Ltd............................... 2,529,123  2,750,162
    SKC Co., Ltd.........................................   144,875  3,873,636
*   SKC Solmics Co., Ltd.................................    43,587     87,445
#   SKCKOLONPI, Inc......................................    78,616    843,034
    SL Corp..............................................    93,069  1,200,178
#*  SM Culture & Contents Co., Ltd.......................    74,398    157,449
#*  SM Entertainment Co..................................   106,845  2,957,039
    SMCo.re, Inc.........................................    24,244    151,166
    SMEC Co., Ltd........................................    33,848    117,490
*   SNU Precision Co., Ltd...............................     9,984     45,448
#*  Solborn, Inc.........................................    94,578    570,364
#   Solid, Inc...........................................   110,705    480,525
#   Songwon Industrial Co., Ltd..........................   100,166  1,801,724
#*  Sonokong Co., Ltd....................................   121,644    662,335
#*  Soosan Heavy Industries Co., Ltd.....................    61,925    121,175
#   Soulbrain Co., Ltd...................................    57,380  3,334,881
#   Spigen Korea Co., Ltd................................    12,305    696,334
#*  Ssangyong Cement Industrial Co., Ltd.................    59,750  1,019,375
*   Ssangyong Materials Corp.............................    12,596     34,185
*   STX Corp.............................................    14,209     30,956
#   Suheung Co., Ltd.....................................    37,383  1,400,297
    Sun Kwang Co., Ltd...................................     7,758    129,311
#   Sunchang Corp........................................    52,644    505,841
#*  SundayToz Corp.......................................    19,944    669,845
*   Sung Bo Chemicals Co., Ltd...........................     3,515     18,972
#   Sung Kwang Bend Co., Ltd.............................   117,986    972,882
#   Sungchang Enterprise Holdings, Ltd...................   422,410  1,226,043
#*  Sungshin Cement Co., Ltd.............................   109,211  1,084,447
#   Sungwoo Hitech Co., Ltd..............................   229,299  1,676,984
#   Sunjin Co., Ltd......................................    25,877    638,874
#*  Suprema HQ, Inc......................................    36,612    388,143
*   Suprema, Inc.........................................    33,897    794,033
#*  Synopex, Inc.........................................   386,550    743,591

                                     2143

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES   VALUE++
                                                          ------- ----------
SOUTH KOREA -- (Continued)
#   Systems Technology, Inc..............................  24,890 $  216,077
    Tae Kyung Industrial Co., Ltd........................  39,841    177,870
    Taekwang Industrial Co., Ltd.........................   2,331  1,868,788
#*  Taewoong Co., Ltd....................................  66,164  1,256,511
#*  Taeyoung Engineering & Construction Co., Ltd......... 246,613  1,340,284
*   Taihan Textile Co., Ltd..............................     844     45,861
#   Tailim Packaging Co., Ltd............................ 195,880    585,345
#*  TBH Global Co., Ltd..................................  56,715    491,768
#   TechWing, Inc........................................  60,408    780,465
#*  Tera Semicon Co., Ltd................................  45,083  1,106,021
#   TES Co., Ltd.........................................  80,589  1,400,831
#*  Texcell-NetCom Co., Ltd.............................. 191,032    920,194
#*  Theragen Etex Co., Ltd...............................  31,067    200,167
#*  Thinkware Systems Corp...............................  24,343    349,190
#*  TK Chemical Corp..................................... 283,667    557,053
#   TK Corp..............................................  96,322    749,310
    TLI, Inc.............................................   7,937     48,392
#   Tokai Carbon Korea Co., Ltd..........................  26,056    858,075
#   Tong Yang Moolsan Co., Ltd........................... 225,900    402,281
#*  Tongyang Cement & Energy Corp........................  44,726    178,256
    Tongyang Life Insurance Co, Ltd...................... 292,281  2,807,384
#   Tongyang, Inc........................................ 850,490  2,733,289
*   Top Engineering Co., Ltd.............................  21,822    119,949
#   Toptec Co., Ltd......................................  72,542  1,314,792
#   Tovis Co., Ltd.......................................  99,579    864,961
#*  Trais Co., Ltd.......................................  24,456     50,991
#   TS Corp..............................................  28,650    653,339
#   UBCare Co., Ltd...................................... 120,088    454,833
#   Ubiquoss, Inc........................................  79,861    731,910
#*  Ubivelox, Inc........................................  25,329    267,314
#   Uju Electronics Co., Ltd.............................  42,498    541,928
#   Unid Co., Ltd........................................  35,003  1,422,609
#   Union Semiconductor Equipment & Materials Co.,
       Ltd...............................................  72,946    852,319
#   Uniquest Corp........................................  16,238     59,657
#*  Unison Co., Ltd......................................  65,618    102,859
#   UniTest, Inc.........................................  91,098    799,397
#   Value Added Technologies Co., Ltd....................  41,298  1,442,648
#   Very Good Leisure Co., Ltd...........................  25,853    182,645
#   Viatron Technologies, Inc............................  55,518  1,358,264
#   Vieworks Co., Ltd....................................  42,128  1,874,548
#   Visang Education, Inc................................  38,704    510,355
#   Vitzrocell Co., Ltd..................................  48,473    527,787
#*  Webzen, Inc..........................................  96,066  1,613,536
*   Welcron Co., Ltd.....................................  46,473    152,304
#*  WeMade Entertainment Co., Ltd........................  54,178  1,162,352
#   Whanin Pharmaceutical Co., Ltd.......................  79,288  1,144,331
#   WillBes & Co. (The).................................. 319,383    738,233
#*  Winix, Inc...........................................  44,681    380,833
#   Wins Co., Ltd........................................  51,535    552,871
#   WiSoL Co., Ltd....................................... 104,172  1,410,710
#*  WIZIT Co., Ltd....................................... 407,823    535,206
#*  Wonik Cube Corp......................................  13,011     39,648
#*  Wonik Holdings Co., Ltd.............................. 185,597  1,294,989

                                     2144

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH KOREA -- (Continued)
*   WONIK IPS Co., Ltd..................................   176,725 $  3,920,561
#*  Wonik Materials Co., Ltd............................    23,196    1,448,872
#*  Wonik QnC Corp......................................    36,359      605,273
    Woojin, Inc.........................................     2,070       12,827
#*  Woongjin Co., Ltd...................................   306,169      805,558
#*  Woongjin Energy Co., Ltd............................   484,598      472,868
#*  Woongjin Thinkbig Co., Ltd..........................   132,042    1,319,980
#*  Wooree ETI Co., Ltd.................................   170,326      323,064
#*  Woori Investment Bank Co., Ltd...................... 2,611,217    1,863,580
*   Woori Technology, Inc...............................   205,210      168,909
#*  Wooridul Pharmaceutical, Ltd........................    53,501      780,688
#   WooSung Feed Co., Ltd...............................    97,737      309,658
#   Y G-1 Co., Ltd......................................    83,466      764,475
#*  YD Online Corp......................................    75,105      590,897
#*  YeaRimDang Publishing Co., Ltd......................    60,361      303,088
#   Yeong Hwa Metal Co., Ltd............................   169,978      311,730
    YES24 Co., Ltd......................................    43,089      262,612
    YESCO Co., Ltd......................................    15,638      546,084
#   YG Entertainment, Inc...............................    52,588    1,792,882
*   YG Plus.............................................    12,485       35,407
#   Yoosung Enterprise Co., Ltd.........................   142,242      506,810
    YooSung T&S Co., Ltd................................    45,047      214,389
#   Youlchon Chemical Co., Ltd..........................    68,404      851,679
#   Young Heung Iron & Steel Co., Ltd...................   287,784      513,164
    Young Poong Corp....................................       167      167,918
*   Young Poong Mining & Construction Corp..............     1,580           --
#   Young Poong Precision Corp..........................    79,593      622,020
#   Youngone Holdings Co., Ltd..........................    34,916    1,891,842
#*  Yuanta Securities Korea Co., Ltd....................   517,537    1,704,505
#   YuHwa Securities Co., Ltd...........................    13,060      184,564
#*  Yungjin Pharmaceutical Co., Ltd.....................    22,517      217,227
#*  Yuyang DNU Co., Ltd.................................   119,047      349,089
*   ZeroOne Interactive Co., Ltd........................     3,200           --
    Zeus Co., Ltd.......................................    17,660      229,569
                                                                   ------------
TOTAL SOUTH KOREA.......................................            769,251,162
                                                                   ------------
TAIWAN -- (13.4%)
#   A-DATA Technology Co., Ltd.......................... 1,519,879    2,142,266
    Ability Enterprise Co., Ltd......................... 1,706,293      938,311
#   AcBel Polytech, Inc................................. 2,709,599    2,242,210
#   Accton Technology Corp.............................. 3,104,763    5,392,903
#   ACES Electronic Co., Ltd............................   605,000      481,275
#   Achem Technology Corp............................... 1,616,860      577,589
#*  Acme Electronics Corp...............................   529,000      211,087
#   Acter Co., Ltd......................................   211,000      562,802
*   Action Electronics Co., Ltd.........................    61,635        6,976
#   Actron Technology Corp..............................   395,150    1,445,426
    Addcn Technology Co., Ltd...........................    38,800      310,737
#   Adlink Technology, Inc..............................   810,031    1,655,764
#   Advanced Ceramic X Corp.............................   265,000    1,457,057
*   Advanced Connectek, Inc............................. 1,202,000      237,631
    Advanced International Multitech Co., Ltd...........   501,000      325,085
#   Advanced Wireless Semiconductor Co..................   885,000    1,651,982

                                     2145

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
TAIWAN -- (Continued)
#   Advancetek Enterprise Co., Ltd.......................    888,917 $  571,625
#*  AGV Products Corp....................................  3,308,801    846,461
#*  AimCore Technology Co., Ltd..........................    334,589    229,186
    Alcor Micro Corp.....................................    312,000    178,444
#*  ALI Corp.............................................  2,195,000  1,226,671
    Allis Electric Co., Ltd..............................     54,000     18,025
#   Alltek Technology Corp...............................    671,855    555,529
    Alltop Technology Co., Ltd...........................    250,000    397,556
#   Alpha Networks, Inc..................................  2,014,386  1,290,969
#   Altek Corp...........................................  1,805,945  1,301,509
#   Ambassador Hotel (The)...............................  1,612,000  1,319,494
#   AMPOC Far-East Co., Ltd..............................    320,444    247,371
#   AmTRAN Technology Co., Ltd...........................  4,586,951  3,186,635
#   Anpec Electronics Corp...............................    336,590    310,280
#   Apacer Technology, Inc...............................    782,576    684,685
#*  APCB, Inc............................................    732,000    369,662
#   Apex Biotechnology Corp..............................    654,483    976,065
#   Apex International Co., Ltd..........................    665,293    833,839
#   Apex Medical Corp....................................    433,500    511,949
#   Apex Science & Engineering...........................  1,046,132    276,757
#   Arcadyan Technology Corp.............................    921,718  1,669,795
#   Ardentec Corp........................................  2,744,820  1,800,530
#*  Arima Communications Corp............................  1,189,719    219,605
#*  Asia Optical Co., Inc................................  1,615,000  1,395,669
#   Asia Plastic Recycling Holding, Ltd..................  1,077,842    623,370
#   Asia Polymer Corp....................................  1,826,458  1,031,238
#   Asia Vital Components Co., Ltd.......................  2,146,058  1,728,842
#   ASMedia Technology, Inc..............................    153,000    839,817
#   ASPEED Technology, Inc...............................     98,599  1,014,728
#   ASROCK, Inc..........................................    141,000    194,347
    Aten International Co., Ltd..........................    604,479  1,554,032
#   Audix Corp...........................................    614,600    693,369
#   AURAS Technology Co., Ltd............................    214,148    571,799
#   Aurora Corp..........................................    688,499  1,099,866
    AV Tech Corp.........................................    100,000     73,514
    Avalue Technology, Inc...............................     81,000    165,825
    Avermedia Technologies...............................    767,446    258,736
#*  Avision, Inc.........................................    437,000     97,909
#   AVY Precision Technology, Inc........................    327,670    637,546
#   Awea Mechantronic Co., Ltd...........................    260,200    226,906
    Axiomtek Co., Ltd....................................     43,000     94,174
    Bank of Kaohsiung Co., Ltd...........................  2,659,771    761,810
#   Basso Industry Corp..................................    681,900  2,130,544
#   BenQ Materials Corp..................................  1,172,000    635,799
#   BES Engineering Corp................................. 10,187,750  1,737,331
#   Bionet Corp..........................................    132,000    129,193
    Bionime Corp.........................................     59,000     92,520
#*  Biostar Microtech International Corp.................  1,025,975    307,771
#   Bioteque Corp........................................    360,308  1,746,323
#   Bizlink Holding, Inc.................................    517,529  3,186,611
#   Boardtek Electronics Corp............................    783,000  1,002,732
    Bothhand Enterprise, Inc.............................     27,000     40,063
    Bright Led Electronics Corp..........................    525,520    168,249

                                     2146

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
TAIWAN -- (Continued)
#*  C Sun Manufacturing, Ltd.............................    722,221 $  335,344
*   Cameo Communications, Inc............................    393,818     78,973
    Capital Securities Corp.............................. 12,873,142  3,519,947
#   Career Technology MFG. Co., Ltd......................  2,145,000  1,215,096
*   Carnival Industrial Corp.............................  1,419,000    210,083
    Cathay Chemical Works................................     30,000     13,544
#*  Cathay Real Estate Development Co., Ltd..............  5,151,000  2,308,744
    Celxpert Energy Corp.................................     44,000     25,381
#   Central Reinsurance Co., Ltd.........................    919,410    396,050
#   ChainQui Construction Development Co., Ltd...........    379,083    245,378
#*  Champion Building Materials Co., Ltd.................  2,163,851    450,577
#   Champion Microelectronic Corp........................    175,965    227,646
#   Chang Wah Electromaterials, Inc......................    237,673    878,146
#   Channel Well Technology Co., Ltd.....................    859,000    894,254
#   Charoen Pokphand Enterprise..........................  1,305,985  1,513,922
#   Chaun-Choung Technology Corp.........................    409,000  1,937,394
    CHC Healthcare Group.................................     47,000     72,842
#   CHC Resources Corp...................................    398,348    705,441
#   Chen Full International Co., Ltd.....................    610,000  1,043,759
#   Chenbro Micom Co., Ltd...............................    357,000    666,671
    Cheng Loong Corp.....................................  5,698,383  1,999,802
#   Cheng Uei Precision Industry Co., Ltd................  2,954,331  4,014,679
#*  Chenming Mold Industry Corp..........................    470,437    211,405
#   Chia Chang Co., Ltd..................................    878,000    622,010
#   Chia Hsin Cement Corp................................  1,788,121    499,818
    Chicony Power Technology Co., Ltd....................     42,210     47,194
#   Chien Kuo Construction Co., Ltd......................  1,568,312    437,292
#   Chilisin Electronics Corp............................    559,315  1,206,610
#   Chime Ball Technology Co., Ltd.......................    114,000    172,374
#*  Chimei Materials Technology Corp.....................  2,077,900  1,007,826
#   Chin-Poon Industrial Co., Ltd........................  2,444,207  5,367,725
#   China Bills Finance Corp.............................    802,000    305,348
#   China Chemical & Pharmaceutical Co., Ltd.............  1,852,000  1,056,297
#   China Ecotek Corp....................................    200,000    302,998
#*  China Electric Manufacturing Corp....................  1,352,900    334,440
#   China General Plastics Corp..........................  2,102,105  1,084,838
    China Glaze Co., Ltd.................................    576,139    200,293
#*  China Man-Made Fiber Corp............................  3,029,879    739,131
#   China Metal Products.................................  1,714,603  1,765,451
    China Motor Corp.....................................    383,609    290,561
#*  China Petrochemical Development Corp................. 16,055,000  3,816,009
#   China Steel Chemical Corp............................    578,554  1,903,623
#   China Steel Structure Co., Ltd.......................    585,000    397,259
    China Synthetic Rubber Corp..........................  3,261,573  2,366,437
*   China United Trust & Investment Corp.................    164,804         --
#   China Wire & Cable Co., Ltd..........................    568,800    232,799
    Chinese Maritime Transport, Ltd......................    722,850    513,936
#   Chipbond Technology Corp.............................    662,000    905,526
#   ChipMOS TECHNOLOGIES, Inc............................    228,000    236,408
#   Chlitina Holding, Ltd................................    199,000  1,155,955
    Chong Hong Construction Co., Ltd.....................  1,043,666  1,893,379
*   Chou Chin Industrial Co., Ltd........................        825         --
#   Chroma ATE, Inc......................................  1,847,821  4,660,410

                                     2147

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
TAIWAN -- (Continued)
#   Chun YU Works & Co., Ltd.............................  1,382,000 $  618,542
    Chun Yuan Steel......................................  2,283,529    733,215
*   Chung Hung Steel Corp................................  5,920,979  1,057,574
#   Chung Hwa Pulp Corp..................................  2,943,405    843,135
    Chung-Hsin Electric & Machinery Manufacturing
      Corp...............................................  2,618,375  1,514,488
#   Chunghwa Chemical Synthesis & Biotech Co., Ltd.......    165,000    156,368
#*  Chunghwa Picture Tubes, Ltd.......................... 14,410,000    452,710
    Chunghwa Precision Test Tech Co., Ltd................      7,000    166,548
#   Chyang Sheng Dyeing & Finishing Co., Ltd.............    297,000    164,462
#   Cleanaway Co., Ltd...................................    459,000  2,498,682
#   Clevo Co.............................................  3,054,200  2,761,977
*   CMC Magnetics Corp................................... 15,197,566  1,870,464
*   Co-Tech Development Corp.............................     32,000     23,178
*   CoAdna Holdings, Inc.................................     44,000    112,158
#*  CoAsia Microelectronics Corp.........................    703,500    424,408
#   Coland Holdings, Ltd.................................    211,000    296,115
#   Collins Co., Ltd.....................................    562,431    199,183
#   Compeq Manufacturing Co., Ltd........................  7,428,000  3,892,556
#*  Concord Securities Co., Ltd..........................  3,059,000    658,344
#*  Continental Holdings Corp............................  3,343,320  1,125,197
#   Coretronic Corp......................................  3,777,750  3,567,738
#   Cowealth Medical Holding Co., Ltd....................     84,000    187,555
#   Coxon Precise Industrial Co., Ltd....................    820,000    972,490
    Creative Sensor, Inc.................................    134,000     79,375
    Crystalwise Technology, Inc..........................    179,302     42,747
#   CSBC Corp. Taiwan....................................  2,980,610  1,376,915
#   Cub Elecparts, Inc...................................    230,750  2,798,052
#   CviLux Corp..........................................    500,039    396,707
    Cyberlink Corp.......................................    498,697  1,101,437
#   CyberPower Systems, Inc..............................    264,000    935,522
#   CyberTAN Technology, Inc.............................  1,387,779    899,833
#   D-Link Corp..........................................  5,120,668  1,959,560
#   DA CIN Construction Co., Ltd.........................  1,001,711    508,622
#   Da-Li Development Co., Ltd...........................    966,592    734,033
    Dafeng TV, Ltd.......................................    402,540    489,430
#*  Danen Technology Corp................................  2,682,000    668,705
    Darfon Electronics Corp..............................  1,769,550  1,000,145
#   Darwin Precisions Corp...............................  2,422,635  1,052,177
    Davicom Semiconductor, Inc...........................     52,888     38,301
#   De Licacy Industrial Co., Ltd........................    794,798    755,880
#   Delpha Construction Co., Ltd.........................    839,931    378,995
#   Depo Auto Parts Ind Co., Ltd.........................    685,000  2,286,780
*   Der Pao Construction Co., Ltd........................    902,078         --
#   DFI, Inc.............................................    514,524    814,796
#   Dimerco Express Corp.................................    645,000    355,211
*   Draytek Corp.........................................     42,000     39,916
#   Dynacolor, Inc.......................................    306,000    433,847
*   Dynamic Electronics Co., Ltd.........................  1,862,321    540,180
#   Dynapack International Technology Corp...............    971,000  1,348,667
#*  E Ink Holdings, Inc..................................  5,656,000  3,357,275
#   E-Lead Electronic Co., Ltd...........................    507,942    507,146
#   E-Life Mall Corp.....................................    446,000    821,641
*   E-Ton Solar Tech Co., Ltd............................  2,396,209    867,218

                                     2148

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
TAIWAN -- (Continued)
*   Eastern Media International Corp.....................  2,757,889 $  493,605
#   Edimax Technology Co., Ltd...........................  1,297,108    406,235
#   Edison Opto Corp.....................................    810,000    378,709
#   Edom Technology Co., Ltd.............................  1,029,062    602,789
#   eGalax_eMPIA Technology, Inc.........................    346,703    552,974
#   Elan Microelectronics Corp...........................  2,597,715  3,083,335
#   Elite Advanced Laser Corp............................    653,520  2,595,989
    Elite Material Co., Ltd..............................  1,920,350  4,364,890
#   Elite Semiconductor Memory Technology, Inc...........  1,732,200  1,598,788
#   Elitegroup Computer Systems Co., Ltd.................  2,281,254  1,173,478
#   eMemory Technology, Inc..............................    429,000  4,318,739
#*  Emerging Display Technologies Corp...................    646,000    225,067
#   ENG Electric Co., Ltd................................  1,161,465    605,204
#   Ennoconn Corp........................................     40,972    614,404
#   EnTie Commercial Bank Co., Ltd.......................  2,226,603    966,462
*   Episil Holdings, Inc.................................    647,000    238,675
#   Epistar Corp.........................................  4,183,000  3,233,050
    Eslite Spectrum Corp. (The)..........................     25,000    142,734
#   Eson Precision Ind. Co., Ltd.........................    293,000    352,374
#   Eternal Materials Co., Ltd...........................  3,995,618  4,162,423
#   Etron Technology, Inc................................  1,607,000    668,766
#   Everest Textile Co., Ltd.............................  2,302,562  1,123,650
    Evergreen International Storage & Transport Corp.....  3,627,000  1,495,943
#   Everlight Chemical Industrial Corp...................  3,210,606  2,059,325
#   Everlight Electronics Co., Ltd.......................  2,662,000  4,333,199
#*  Everspring Industry Co., Ltd.........................    168,000    106,050
#   Excelsior Medical Co., Ltd...........................    602,217    964,911
#   Far Eastern Department Stores, Ltd...................  5,475,000  3,133,683
    Far Eastern International Bank....................... 13,503,845  3,940,334
#   Faraday Technology Corp..............................  1,470,788  1,726,188
#*  Farglory F T Z Investment Holding Co., Ltd...........    485,000    208,292
#   Farglory Land Development Co., Ltd...................  1,655,000  1,782,981
    Federal Corp.........................................  3,137,489  1,391,663
#   Feedback Technology Corp.............................    235,000    385,393
#   Feng Hsin Steel Co., Ltd.............................  2,776,100  3,657,759
    Fine Blanking & Tool Co., Ltd........................     13,000     16,063
*   First Copper Technology Co., Ltd.....................    791,000    165,436
#   First Hotel..........................................    911,350    521,337
#*  First Insurance Co., Ltd, (The)......................  1,157,179    426,304
#   First Steamship Co., Ltd.............................  2,484,218    626,676
#   FLEXium Interconnect, Inc............................  1,666,270  4,449,630
#   Flytech Technology Co., Ltd..........................    709,309  2,392,182
#   FocalTech Systems Co., Ltd...........................  1,323,048  1,208,487
#   Formosa Advanced Technologies Co., Ltd...............  1,096,000    767,616
#   Formosa International Hotels Corp....................    305,329  1,799,674
#   Formosa Laboratories, Inc............................    408,000  1,304,901
#   Formosa Oilseed Processing Co., Ltd..................    708,567  1,136,543
#   Formosa Optical Technology Co., Ltd..................    145,000    341,171
#   Formosan Rubber Group, Inc...........................  2,975,000  1,426,353
    Formosan Union Chemical..............................  1,285,218    715,111
#   Fortune Electric Co., Ltd............................    699,078    337,657
#   Founding Construction & Development Co., Ltd.........  1,114,623    568,858
    Foxlink Image Technology Co., Ltd....................    669,000    312,479

                                     2149

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
TAIWAN -- (Continued)
    Foxsemicon Integrated Technology, Inc................    89,000 $  228,418
#   Froch Enterprise Co., Ltd............................ 1,216,189    385,130
    FSP Technology, Inc.................................. 1,036,427    799,721
#   Fulgent Sun International Holding Co., Ltd...........   348,000    714,396
    Fullerton Technology Co., Ltd........................   399,600    289,714
#   Fulltech Fiber Glass Corp............................ 1,848,083    778,162
#   Fwusow Industry Co., Ltd.............................   823,751    394,750
#   G Shank Enterprise Co., Ltd..........................   773,281    579,251
#*  G Tech Optoelectronics Corp.......................... 1,325,000    519,625
#   Gallant Precision Machining Co., Ltd.................   839,000    467,840
#   Gamania Digital Entertainment Co., Ltd...............   669,000    723,734
    Gemtek Technology Corp............................... 2,257,219  1,266,594
#   General Interface Solution Holding, Ltd..............   326,000    854,221
#   General Plastic Industrial Co., Ltd..................   232,553    335,200
    Generalplus Technology, Inc..........................    57,000     76,596
#*  Genesis Photonics, Inc............................... 2,089,990    338,485
    Genesys Logic, Inc...................................    74,000     95,079
#*  Genius Electronic Optical Co., Ltd...................   485,427    879,615
*   Genmont Biotech, Inc.................................    48,000     34,182
#   GeoVision, Inc.......................................   394,986    780,340
    Getac Technology Corp................................ 2,800,360  2,111,140
#   Giantplus Technology Co., Ltd........................ 1,585,900  1,010,330
    Giga Solution Tech Co., Ltd..........................   159,446    117,766
    Gigabyte Technology Co., Ltd......................... 3,717,800  4,723,487
#   Gigasolar Materials Corp.............................    82,880  1,194,333
#*  Gigastorage Corp..................................... 2,094,561  1,512,461
#   Ginko International Co., Ltd.........................    29,000    299,883
#*  Gintech Energy Corp.................................. 3,308,297  2,437,914
#*  Global Brands Manufacture, Ltd....................... 1,991,359    531,295
#   Global Lighting Technologies, Inc....................   548,000  1,551,846
#   Global Mixed Mode Technology, Inc....................   519,000  1,061,753
#   Global Unichip Corp..................................   610,000  1,467,395
#   Globalwafers Co., Ltd................................   233,048    477,767
#   Globe Union Industrial Corp.......................... 1,361,914    595,989
    Gloria Material Technology Corp...................... 3,509,547  1,778,041
#   Glory Science Co., Ltd...............................   330,296    594,092
*   GlycoNex, Inc........................................    10,000     13,266
#*  Gold Circuit Electronics, Ltd........................ 2,805,227    999,640
*   Golden Friends Corp..................................    44,000     42,066
#   Goldsun Building Materials Co., Ltd.................. 8,833,722  2,251,896
#   Good Will Instrument Co., Ltd........................   226,542    132,449
    Gourmet Master Co., Ltd..............................   243,000  2,599,767
#   Grand Ocean Retail Group, Ltd........................   133,000    105,366
#   Grand Pacific Petrochemical.......................... 6,845,000  3,608,586
#   Grand Plastic Technology Corp........................    81,000    520,011
#   Grape King Bio, Ltd..................................   680,000  4,564,021
#   Great China Metal Industry........................... 1,001,000    787,196
#   Great Taipei Gas Co., Ltd............................ 1,640,000  1,199,722
    Great Wall Enterprise Co., Ltd....................... 3,741,774  3,174,183
    Greatek Electronics, Inc............................. 1,256,000  1,542,883
#*  Green Energy Technology, Inc......................... 2,304,457  1,366,151
#   Green Seal Holding, Ltd..............................   212,000    978,336
#*  GTM Holdings Corp....................................   681,000    326,605

                                     2150

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
TAIWAN -- (Continued)
#   Hakers Enterprise Co., Ltd...........................    127,200 $  272,455
    Hannstar Board Corp..................................  2,158,049    700,398
#*  HannStar Display Corp................................ 21,469,506  3,633,605
*   HannsTouch Solution, Inc.............................  3,604,805    740,918
#   Hanpin Electron Co., Ltd.............................    145,000    244,597
#   Harvatek Corp........................................    941,949    294,345
#   Hey Song Corp........................................  2,000,750  2,046,267
#   Hi-Clearance, Inc....................................    185,000    539,603
#   Hiroca Holdings, Ltd.................................    393,448  1,426,327
#   HiTi Digital, Inc....................................  1,013,935    465,055
#   Hitron Technology, Inc...............................  1,757,213  1,186,156
    Hiyes International Co., Ltd.........................      4,043      2,976
#*  Ho Tung Chemical Corp................................  5,366,400  1,253,472
#   Hocheng Corp.........................................  2,223,700    537,669
    Hold-Key Electric Wire & Cable Co., Ltd..............    205,908     52,673
#   Holiday Entertainment Co., Ltd.......................    415,800    653,139
#   Holtek Semiconductor, Inc............................  1,176,000  1,958,225
#   Holy Stone Enterprise Co., Ltd.......................  1,290,728  1,422,504
#   Hong TAI Electric Industrial.........................    979,000    254,798
#   Hong YI Fiber Industry Co............................    414,652    260,907
*   Horizon Securities Co., Ltd..........................  2,760,000    532,215
#   Hota Industrial Manufacturing Co., Ltd...............  1,194,128  5,439,776
#   Hsin Kuang Steel Co., Ltd............................  1,458,443    738,734
#   Hsin Yung Chien Co., Ltd.............................    240,100    602,413
    Hsing TA Cement Co...................................    540,900    171,914
#   Hu Lane Associate, Inc...............................    496,866  2,225,266
*   HUA ENG Wire & Cable Co., Ltd........................  2,359,565    509,657
#   Huaku Development Co., Ltd...........................  1,759,816  2,940,740
#   Huang Hsiang Construction Corp.......................    754,800    817,080
#   Hung Ching Development & Construction Co., Ltd.......    730,000    397,505
    Hung Poo Real Estate Development Corp................  1,710,185  1,434,552
#   Hung Sheng Construction, Ltd.........................  3,113,400  1,610,135
#   Huxen Corp...........................................    301,244    392,243
#   Hwa Fong Rubber Co., Ltd.............................  1,594,010    602,042
#*  Hwacom Systems, Inc..................................    442,000    137,840
*   I-Chiun Precision Industry Co., Ltd..................    846,313    245,235
#   I-Sheng Electric Wire & Cable Co., Ltd...............    664,000    812,391
#   Ibase Technology, Inc................................    730,470  1,468,679
#*  Ichia Technologies, Inc..............................  2,319,000  1,084,429
#   Ideal Bike Corp......................................    862,263    335,523
#   IEI Integration Corp.................................    429,209    548,765
#   Infortrend Technology, Inc...........................  1,176,163    599,043
#   Innodisk Corp........................................    107,000    349,886
#   Inpaq Technology Co., Ltd............................    546,000    373,790
#   Intai Technology Corp................................    105,000    582,331
#   Integrated Service Technology, Inc...................    134,000    507,212
#   International Games System Co., Ltd..................     64,000    488,658
#   Iron Force Industrial Co., Ltd.......................    229,393  1,587,457
#   ITE Technology, Inc..................................    890,095    829,638
    ITEQ Corp............................................  1,437,614  1,531,886
*   J Touch Corp.........................................     11,000      1,041
#   Jentech Precision Industrial Co., Ltd................    422,868    638,270
#   Jess-Link Products Co., Ltd..........................    885,900    756,539

                                     2151

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
#   Jih Sun Financial Holdings Co., Ltd................... 8,093,472 $1,785,931
    Jinli Group Holdings, Ltd.............................   208,000    411,142
#   Johnson Health Tech Co., Ltd..........................   588,257    865,749
    K Laser Technology, Inc...............................   683,000    312,692
#   Kang Na Hsiung Enterprise Co., Ltd....................   333,020    109,594
#   Kaori Heat Treatment Co., Ltd.........................   549,197  1,022,596
#   Kaulin Manufacturing Co., Ltd.........................   875,330    463,867
#   KD Holding Corp.......................................   136,000    774,051
    KEE TAI Properties Co., Ltd........................... 2,564,473  1,028,735
#   Kenmec Mechanical Engineering Co., Ltd................ 1,245,000    457,314
#   Kerry TJ Logistics Co., Ltd........................... 1,640,000  2,204,995
#   Kindom Construction Corp.............................. 2,433,000  1,309,303
#   King Yuan Electronics Co., Ltd........................ 7,400,979  7,079,400
    King's Town Bank Co., Ltd............................. 3,921,701  2,878,547
#   King's Town Construction Co., Ltd.....................   940,074    558,713
#   Kingpak Technology, Inc...............................    29,117    235,283
    Kinik Co..............................................   738,000  1,268,002
#*  Kinko Optical Co., Ltd................................   964,000    523,899
#*  Kinpo Electronics..................................... 8,649,157  3,244,218
    Kinsus Interconnect Technology Corp...................   483,000  1,043,785
#   KMC Kuei Meng International, Inc......................   273,146  1,015,971
#   KS Terminals, Inc.....................................   803,482    965,004
#   Kung Long Batteries Industrial Co., Ltd...............   363,000  1,758,031
*   Kung Sing Engineering Corp............................ 1,965,000    615,762
#   Kuo Toong International Co., Ltd...................... 1,263,344    919,413
#   Kuoyang Construction Co., Ltd......................... 2,979,384  1,107,230
#   Kwong Fong Industries Corp............................ 1,218,184    731,128
#   Kwong Lung Enterprise Co., Ltd........................   117,000    177,755
#   KYE Systems Corp...................................... 1,763,672    496,983
#   L&K Engineering Co., Ltd..............................   623,048    498,444
#   LAN FA Textile........................................ 1,708,933    457,709
    Land Mark Optoelectronics Corp........................    11,000    175,874
#   Lanner Electronics, Inc...............................   457,006    664,488
    Laser Tek Taiwan Co., Ltd.............................    92,504     62,265
#*  LCY Chemical Corp..................................... 1,926,383  2,350,196
    Leader Electronics, Inc...............................   828,000    248,212
#   Leadtrend Technology Corp.............................   120,086    114,825
    Lealea Enterprise Co., Ltd............................ 4,749,892  1,263,651
    Ledlink Optics, Inc...................................   220,762    279,358
    Ledtech Electronics Corp..............................   351,000    134,338
    LEE CHI Enterprises Co., Ltd.......................... 1,115,000    379,505
#   Lelon Electronics Corp................................   389,300    504,364
    Leofoo Development Co., Ltd........................... 1,708,000    486,412
#*  LES Enphants Co., Ltd.................................   727,754    309,437
#   Lextar Electronics Corp............................... 2,699,500  1,381,414
#   Li Cheng Enterprise Co., Ltd..........................   147,000    738,895
#*  Li Peng Enterprise Co., Ltd........................... 4,191,897  1,037,478
#   Lian HWA Food Corp....................................   384,883    384,449
#   Lien Chang Electronic Enter...........................   476,000    194,410
    Lien Hwa Industrial Corp.............................. 3,864,503  2,580,724
#   Lingsen Precision Industries, Ltd..................... 2,644,506    833,149
    Lion Travel Service Co., Ltd..........................    16,000     44,736
#   Lite-On Semiconductor Corp............................ 1,509,539  1,018,269

                                     2152

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
TAIWAN -- (Continued)
    Long Bon International Co., Ltd......................  2,208,945 $1,104,283
#   Long Chen Paper Co., Ltd.............................  3,104,709  1,542,176
#   Longwell Co..........................................    854,000    909,057
#   Lotes Co., Ltd.......................................    444,778  1,165,478
#   Lucky Cement Corp....................................  1,563,000    459,276
#   Lumax International Corp., Ltd.......................    591,769    851,289
#   Lung Yen Life Service Corp...........................    478,000    868,794
#   LuxNet Corp..........................................    432,482    625,041
#   Macauto Industrial Co., Ltd..........................    219,000  1,186,561
#   Macroblock, Inc......................................     83,000    187,848
#*  Macronix International............................... 25,043,481  3,208,427
*   MacroWell OMG Digital Entertainment Co., Ltd.........      1,000      1,636
#   Mag Layers Scientific-Technics Co., Ltd..............    237,303    332,313
#   Makalot Industrial Co., Ltd..........................     48,000    248,369
#   Marketech International Corp.........................    862,000    770,606
#   Masterlink Securities Corp...........................  7,395,873  2,124,395
    Materials Analysis Technology, Inc...................      9,000     24,776
#*  Mayer Steel Pipe Corp................................    884,567    350,527
    Maywufa Co., Ltd.....................................     69,322     28,794
    Meiloon Industrial Co................................    393,809    171,551
#   Mercuries & Associates Holding, Ltd..................  2,315,991  1,391,172
#   Mercuries Life Insurance Co., Ltd....................  5,167,009  2,624,874
    Merry Electronics Co., Ltd...........................  1,070,477  3,059,348
    Micro-Star International Co., Ltd....................  1,437,075  3,136,072
*   Microbio Co., Ltd....................................  1,829,607  1,495,932
*   Microelectronics Technology, Inc.....................    232,019     81,137
#   Microlife Corp.......................................    288,600    724,486
    Mildef Crete, Inc....................................    170,000    182,893
#   MIN AIK Technology Co., Ltd..........................  1,164,316  1,493,508
#   Mirle Automation Corp................................  1,090,959  1,354,474
#   Mitac Holdings Corp..................................  2,050,000  1,779,977
#   Mobiletron Electronics Co., Ltd......................    395,000    543,931
#   momo.com, Inc........................................     31,000    211,750
*   Mosel Vitelic, Inc...................................  2,344,014    166,639
#*  Motech Industries, Inc...............................  2,619,000  2,730,338
#   MPI Corp.............................................    445,000  1,223,082
#   Nak Sealing Technologies Corp........................    367,954    980,118
    Namchow Chemical Industrial Co., Ltd.................  1,129,000  2,460,471
#   Nan Kang Rubber Tire Co., Ltd........................  3,331,952  2,950,881
#   Nan Liu Enterprise Co., Ltd..........................    222,000  1,093,031
    Nan Ren Lake Leisure Amusement Co., Ltd..............    855,000    213,916
    Nan Ya Printed Circuit Board Corp....................  1,610,000  1,423,092
*   Nang Kuang Pharmaceutical co., Ltd...................     59,000     85,664
#   Nantex Industry Co., Ltd.............................  1,542,585  1,320,528
#   National Petroleum Co., Ltd..........................    207,824    235,391
#   Neo Solar Power Corp.................................  6,203,744  3,181,810
#   Netronix, Inc........................................    468,000  1,149,774
    New Asia Construction & Development Corp.............    338,835     70,701
*   New Best Wire Industrial Co., Ltd....................     49,000     40,753
#   New Era Electronics Co., Ltd.........................    312,000    230,985
#*  Newmax Technology Co., Ltd...........................    366,009    260,179
#   Nexcom International Co., Ltd........................    677,094    633,644
#   Nichidenbo Corp......................................    927,801    657,242

                                     2153

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
TAIWAN -- (Continued)
    Nien Hsing Textile Co., Ltd..........................  1,601,436 $1,204,639
#   Nishoku Technology, Inc..............................    143,000    235,532
#   Nuvoton Technology Corp..............................    361,000    415,873
*   O-TA Precision Industry Co., Ltd.....................     42,000     18,375
#*  Ocean Plastics Co., Ltd..............................    830,200    689,325
    On-Bright Electronics, Inc...........................    105,000    822,482
#   OptoTech Corp........................................  3,753,886  1,478,838
    Orient Europharma Co., Ltd...........................     35,000     71,462
#*  Orient Semiconductor Electronics, Ltd................  4,075,000  1,797,931
#   Oriental Union Chemical Corp.........................  3,219,267  1,977,466
#   P-Duke Technology Co., Ltd...........................    255,000    538,599
    P-Two Industries, Inc................................     49,000     23,131
#   Pacific Construction Co..............................  1,868,921    682,179
#   Pacific Hospital Supply Co., Ltd.....................    325,000  1,039,655
#   Paiho Shih Holdings Corp.............................    622,600    679,026
#   Pan Jit International, Inc...........................  2,371,541  1,188,025
#   Pan-International Industrial Corp....................  2,834,747  1,379,436
#   Parade Technologies, Ltd.............................    421,401  3,744,007
#   Paragon Technologies Co., Ltd........................    444,246    324,618
#   PChome Online, Inc...................................    407,256  4,580,288
#   Phihong Technology Co., Ltd..........................  1,483,901    518,854
#   Phoenix Tours International, Inc.....................    303,450    377,162
#   Pixart Imaging, Inc..................................    593,150  1,382,020
*   Planet Technology Corp...............................      9,000     14,322
#   Polytronics Technology Corp..........................    330,027    577,003
#   Portwell, Inc........................................    468,000    795,355
#   Posiflex Technology, Inc.............................    294,327  1,566,473
*   Potrans Electrical Corp..............................    228,000         --
#   Power Quotient International Co., Ltd................    970,600    312,154
    Powertech Industrial Co., Ltd........................     80,000     32,892
#   Poya International Co., Ltd..........................    313,236  3,866,038
    President Securities Corp............................  5,557,664  2,098,447
#   Primax Electronics, Ltd..............................    649,000    891,123
#*  Prime Electronics & Satellitics, Inc.................    667,822    215,384
#   Prince Housing & Development Corp....................  8,191,644  2,722,543
#*  Princeton Technology Corp............................  1,099,000    302,953
*   Prodisc Technology, Inc..............................  1,707,199         --
#   Promate Electronic Co., Ltd..........................  1,060,000  1,055,690
#   Promise Technology, Inc..............................  1,012,286    543,403
*   Protop Technology Co., Ltd...........................    192,000         --
#   Qisda Corp........................................... 11,499,900  4,167,094
#   Qualipoly Chemical Corp..............................    514,713    607,035
#   Quanta Storage, Inc..................................    543,000    426,204
*   Quintain Steel Co., Ltd..............................  1,138,000    286,626
    Radiant Opto-Electronics Corp........................    587,000    942,729
#   Radium Life Tech Co., Ltd............................  4,663,100  1,477,977
#   Ralec Electronic Corp................................    291,209    418,256
#   Rechi Precision Co., Ltd.............................  1,851,181  1,596,120
#*  Rexon Industrial Corp., Ltd..........................     94,392     44,965
    Rich Development Co., Ltd............................  4,314,036  1,184,761
#*  Ritek Corp........................................... 19,067,387  2,376,987
#   Rotam Global Agrosciences, Ltd.......................    488,268    665,695
#   Ruentex Engineering & Construction Co................    226,000    278,107

                                     2154

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
#   Run Long Construction Co., Ltd........................   835,292 $  974,063
*   Sagittarius Life Science Corp.........................    15,000     89,197
*   Sainfoin Technology Corp..............................   131,260         --
#   Sampo Corp............................................ 3,400,327  1,720,987
#   San Fang Chemical Industry Co., Ltd................... 1,242,647  1,468,884
*   San Far Property, Ltd.................................    74,000     31,378
#   San Shing Fastech Corp................................   647,875  1,227,842
#*  Sanyang Motor Co., Ltd................................ 2,817,628  1,916,529
#   SCI Pharmtech, Inc....................................   353,395    957,397
#   Scientech Corp........................................   287,000    614,456
    SDI Corp..............................................   816,000  1,037,548
#   Sea Sonic Electronics Co., Ltd........................   143,000    150,631
#   Senao International Co., Ltd..........................   554,541    991,132
#   Senao Networks, Inc...................................    67,000    366,551
#   Sercomm Corp.......................................... 1,593,000  3,451,032
#   Sesoda Corp........................................... 1,063,821    877,279
    Shan-Loong Transportation Co., Ltd....................    29,000     21,665
*   Sharehope Medicine Co., Ltd...........................    14,000     17,542
#   Sheng Yu Steel Co., Ltd...............................   639,980    442,996
#   ShenMao Technology, Inc...............................   542,891    417,173
#   Shih Her Technologies, Inc............................   284,000    288,454
    Shih Wei Navigation Co., Ltd.......................... 1,537,384    479,324
    Shihlin Electric & Engineering Corp................... 1,700,000  2,138,169
*   Shihlin Paper Corp....................................    95,000     97,021
    Shin Hai Gas Corp.....................................     1,203      1,568
#   Shin Zu Shing Co., Ltd................................ 1,024,144  3,473,083
#   Shinih Enterprise Co., Ltd............................   128,000     79,136
#*  Shining Building Business Co., Ltd.................... 2,417,041    822,771
#   Shinkong Insurance Co., Ltd........................... 1,313,131    969,012
    Shinkong Synthetic Fibers Corp........................ 9,970,395  2,677,777
#   Shinkong Textile Co., Ltd.............................   964,542  1,329,586
#   Shiny Chemical Industrial Co., Ltd....................   334,031    458,486
    ShunSin Technology Holding, Ltd.......................    31,000     95,185
#*  Shuttle, Inc.......................................... 2,485,152    686,988
    Sigurd Microelectronics Corp.......................... 2,448,974  1,770,430
#   Silergy Corp..........................................   125,000  1,616,812
#*  Silicon Integrated Systems Corp....................... 1,490,820    314,298
#   Silitech Technology Corp..............................   797,774    402,968
#   Sinbon Electronics Co., Ltd........................... 1,396,923  3,334,733
    Sincere Navigation Corp............................... 2,077,786  1,282,576
    Single Well Industrial Corp...........................    84,000    111,064
#   Sinher Technology, Inc................................    86,000    146,204
#   Sinmag Equipment Corp.................................   235,436    889,912
#*  Sino-American Electronic Co., Ltd.....................    48,750    132,513
#   Sino-American Silicon Products, Inc................... 3,975,000  4,341,845
#   Sinon Corp............................................ 2,490,510  1,104,300
#   Sinphar Pharmaceutical Co., Ltd.......................   808,595    700,034
#   Sinyi Realty, Inc..................................... 1,383,608  1,237,830
#   Sirtec International Co., Ltd.........................   862,000  1,041,014
    Sitronix Technology Corp..............................   670,879  2,229,730
#   Siward Crystal Technology Co., Ltd.................... 1,029,000    597,509
#   Soft-World International Corp.........................   467,000  1,055,576
*   Solar Applied Materials Technology Co................. 2,371,581    650,043

                                     2155

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
TAIWAN -- (Continued)
#   Solartech Energy Corp................................  2,246,616 $1,225,870
    Solteam Electronics Co., Ltd.........................     37,000     50,380
*   Solytech Enterprise Corp.............................    651,000    115,350
#   Sonix Technology Co., Ltd............................  1,046,000  1,154,524
#   Southeast Cement Co., Ltd............................  1,053,700    505,105
    Spirox Corp..........................................     66,000     35,309
#   Sporton International, Inc...........................    444,945  2,497,023
#   St Shine Optical Co., Ltd............................    232,000  5,616,776
#   Standard Chemical & Pharmaceutical Co., Ltd..........    688,571    745,310
#   Stark Technology, Inc................................    817,860    636,833
*   Sunko INK Co., Ltd...................................    162,000     76,884
    Sunny Friend Environmental Technology Co., Ltd.......    109,000    519,684
#   Sunonwealth Electric Machine Industry Co., Ltd.......  1,076,487    904,424
#   Sunplus Technology Co., Ltd..........................  1,644,000    660,440
    Sunrex Technology Corp...............................  1,384,024    740,877
#   Sunspring Metal Corp.................................    612,000    834,766
    Sunty Development Co., Ltd...........................     42,000     16,447
#   Supreme Electronics Co., Ltd.........................  2,241,508  1,228,195
#   Swancor Ind Co., Ltd.................................    428,206  1,593,246
#   Sweeten Real Estate Development Co., Ltd.............    612,357    305,937
    Syncmold Enterprise Corp.............................    931,000  1,520,419
#   Sysage Technology Co., Ltd...........................    533,484    440,240
*   Sysgration...........................................    134,000     62,953
#   Systex Corp..........................................    450,388    740,085
#   T-Mac Techvest PCB Co., Ltd..........................    380,000    122,779
    T3EX Global Holdings Corp............................     28,000     20,781
#   TA Chen Stainless Pipe...............................  4,502,128  2,371,361
#   Ta Chong Securities Co., Ltd.........................  1,478,000    397,326
#*  Ta Ya Electric Wire & Cable..........................  3,252,306    475,813
#   Ta Yih Industrial Co., Ltd...........................    209,000    513,886
    TA-I Technology Co., Ltd.............................  1,172,009    614,947
#   Tah Hsin Industrial Corp.............................    426,600    324,899
    TAI Roun Products Co., Ltd...........................    201,000     66,101
#*  Tai Tung Communication Co., Ltd......................    232,197    128,990
    Tai-Saw Technology Co., Ltd..........................     51,000     45,830
    Taichung Commercial Bank Co., Ltd.................... 13,278,940  3,846,206
#   TaiDoc Technology Corp...............................    249,000  1,106,152
#   Taiflex Scientific Co., Ltd..........................  1,317,000  1,452,443
#   Taimide Tech, Inc....................................    545,000    536,667
#   Tainan Enterprises Co., Ltd..........................    872,370    948,652
#   Tainan Spinning Co., Ltd.............................  7,101,044  3,209,536
#   Tainergy Tech Co., Ltd...............................  1,119,000    584,649
#*  Taisun Enterprise Co., Ltd...........................  1,877,428    794,355
#*  Taita Chemical Co., Ltd..............................    900,951    213,277
#   Taiwan Acceptance Corp...............................    625,480  1,392,035
#   Taiwan Chinsan Electronic Industrial Co., Ltd........    553,000    845,979
#   Taiwan Cogeneration Corp.............................  2,076,566  1,568,269
#   Taiwan Fire & Marine Insurance Co., Ltd..............  1,242,338    753,091
*   Taiwan Flourescent Lamp Co., Ltd.....................    176,000         --
#   Taiwan FU Hsing Industrial Co., Ltd..................    951,000  1,385,827
#   Taiwan Hon Chuan Enterprise Co., Ltd.................  2,302,468  3,347,568
#   Taiwan Hopax Chemicals Manufacturing Co., Ltd........  1,089,120    685,672
*   Taiwan Kolin Co., Ltd................................  1,356,000         --

                                     2156

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
TAIWAN -- (Continued)
#   Taiwan Land Development Corp.........................  6,058,377 $2,013,694
    Taiwan Line Tek Electronic...........................    415,306    225,306
    Taiwan Mask Corp.....................................    662,412    179,265
    Taiwan Navigation Co., Ltd...........................  1,104,777    429,453
    Taiwan Optical Platform Co., Ltd.....................      4,000     16,184
#   Taiwan Paiho, Ltd....................................  1,681,287  5,168,890
#   Taiwan PCB Techvest Co., Ltd.........................  1,684,238  1,558,041
#*  Taiwan Prosperity Chemical Corp......................  1,009,000    464,958
#*  Taiwan Pulp & Paper Corp.............................  2,217,980    743,588
#   Taiwan Sakura Corp...................................  1,591,003  1,641,524
#   Taiwan Sanyo Electric Co., Ltd.......................    381,400    294,234
    Taiwan Semiconductor Co., Ltd........................  1,473,000  1,782,237
#   Taiwan Shin Kong Security Co., Ltd...................  1,584,710  2,070,793
#*  Taiwan Styrene Monomer...............................  3,387,209  1,794,771
    Taiwan Surface Mounting Technology Corp..............  1,888,388  1,601,735
#   Taiwan TEA Corp......................................  4,949,897  2,460,154
#   Taiwan Union Technology Corp.........................  1,548,000  1,977,951
#   Taiyen Biotech Co., Ltd..............................    872,883    842,768
#*  Tatung Co., Ltd...................................... 16,173,015  2,715,926
#   Te Chang Construction Co., Ltd.......................    427,482    312,847
#   Ten Ren Tea Co., Ltd.................................    164,980    191,551
#   Test Research, Inc...................................  1,046,821  1,384,994
#   Test Rite International Co., Ltd.....................  1,807,495  1,113,072
#*  Tex-Ray Industrial Co., Ltd..........................    803,000    341,258
#   Thinking Electronic Industrial Co., Ltd..............    524,204    845,513
#   Thye Ming Industrial Co., Ltd........................  1,074,669  1,051,630
#   Ton Yi Industrial Corp...............................  3,954,644  1,767,064
    Tong Hsing Electronic Industries, Ltd................    970,963  3,607,831
    Tong Yang Industry Co., Ltd..........................  2,455,741  4,420,318
    Tong-Tai Machine & Tool Co., Ltd.....................  1,590,892  1,200,376
    TOPBI International Holdings, Ltd....................     38,000    169,325
    Topco Scientific Co., Ltd............................  1,022,023  2,408,544
#   Topco Technologies Corp..............................    129,000    227,647
#   Topoint Technology Co., Ltd..........................    991,776    701,517
#   Toung Loong Textile Manufacturing....................    563,000  1,562,263
#   TPK Holding Co., Ltd.................................  1,460,000  2,795,811
#   Trade-Van Information Services Co....................    234,000    195,664
    Transasia Airways Corp...............................  2,047,227    401,732
    Tripod Technology Corp...............................  2,894,000  5,926,941
#   TrueLight Corp.......................................    571,000  1,260,149
#   Tsann Kuen Enterprise Co., Ltd.......................    289,686    239,418
#   TSC Auto ID Technology Co., Ltd......................    150,700  1,256,110
#   TSRC Corp............................................  3,182,200  2,787,505
#   Ttet Union Corp......................................    277,000    686,587
    TTFB Co., Ltd........................................     62,000    427,292
#   TTY Biopharm Co., Ltd................................    724,979  2,479,897
    Tung Ho Steel Enterprise Corp........................  5,243,000  2,999,006
    Tung Ho Textile Co., Ltd.............................    188,000     37,236
#   Tung Thih Electronic Co., Ltd........................    354,600  4,813,369
#   TURVO International Co., Ltd.........................    333,112    879,317
    TXC Corp.............................................  2,132,053  2,889,536
#   TYC Brother Industrial Co., Ltd......................  1,199,980  1,133,821
*   Tycoons Group Enterprise.............................  2,402,182    289,755

                                     2157

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
TAIWAN -- (Continued)
#   Tyntek Corp..........................................  1,873,039 $  840,073
    U-Ming Marine Transport Corp.........................    525,000    386,745
*   Ultra Chip, Inc......................................    140,000    201,384
#   Unimicron Technology Corp............................  9,116,000  3,890,410
#   Union Bank Of Taiwan.................................  6,366,149  1,739,374
#   Union Insurance Co., Ltd.............................    467,660    181,824
#   Unitech Computer Co., Ltd............................    612,804    313,142
    Unitech Printed Circuit Board Corp...................  3,589,370  1,118,174
    United Integrated Services Co., Ltd..................  1,476,439  2,208,515
#   United Orthopedic Corp...............................    363,323    928,482
*   United Radiant Technology............................     93,000     97,808
#   Unity Opto Technology Co., Ltd.......................  1,915,500  1,052,359
#   Universal Cement Corp................................  2,537,654  1,704,301
#   Universal Microwave Technology, Inc..................    200,000    369,308
#   Unizyx Holding Corp..................................  2,738,430  1,369,955
    UPC Technology Corp..................................  4,735,447  1,353,471
#   USI Corp.............................................  5,416,734  2,191,280
#   Usun Technology Co., Ltd.............................    321,000    520,704
#   Ve Wong Corp.........................................    621,696    424,598
#   Victory New Materials, Ltd. Co.......................    102,000    182,582
    Viking Tech Corp.....................................    196,438    146,722
#   Visual Photonics Epitaxy Co., Ltd....................  1,627,696  2,041,112
#   Vivotek, Inc.........................................    418,319  1,255,756
#*  Wafer Works Corp.....................................  3,144,746    963,971
    Wah Hong Industrial Corp.............................    182,021    121,551
#   Wah Lee Industrial Corp..............................  1,148,000  1,721,720
#*  Walsin Lihwa Corp.................................... 15,119,000  4,362,473
    Walsin Technology Corp...............................  2,835,497  3,023,840
#   Walton Advanced Engineering, Inc.....................  2,069,197    602,723
#   WAN HWA Enterprise Co................................    690,987    312,070
#   Waterland Financial Holdings Co., Ltd................  6,571,912  1,680,123
#*  Wei Chuan Foods Corp.................................  1,726,000  1,085,093
*   Wei Mon Industry Co., Ltd............................  3,075,282     32,513
#   Weikeng Industrial Co., Ltd..........................  1,461,100    835,914
#   Well Shin Technology Co., Ltd........................    448,000    761,424
#*  Wha Yu Industrial Co., Ltd...........................    108,000     54,756
    Win Semiconductors Corp..............................    726,443  1,333,621
#*  Winbond Electronics Corp............................. 14,702,138  4,425,954
    Winstek Semiconductor Co., Ltd.......................     52,000     38,652
*   Wintek Corp..........................................  5,447,000     58,543
#   Wisdom Marine Lines Co., Ltd.........................  1,757,402  1,855,749
#   Wistron NeWeb Corp...................................  1,634,437  4,370,578
#   Wowprime Corp........................................     53,000    235,897
#   WT Microelectronics Co., Ltd.........................  2,897,051  3,957,132
#   WUS Printed Circuit Co., Ltd.........................  2,102,000  1,507,201
#   X-Legend Entertainment Co., Ltd......................     91,716    162,150
#   XAC Automation Corp..................................    527,000    906,082
#   XPEC Entertainment, Inc..............................    552,000  1,784,432
#   Xxentria Technology Materials Corp...................    684,207  1,638,766
    Yageo Corp...........................................    543,028    925,860
*   Yang Ming Marine Transport Corp......................  3,859,000    884,658
#   YC Co., Ltd..........................................  2,453,823  1,053,318
#   YC INOX Co., Ltd.....................................  2,411,388  1,812,149

                                     2158

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
TAIWAN -- (Continued)
#   YCC Parts Manufacturing Co., Ltd...................    204,000 $    294,250
#   Yea Shin International Development Co., Ltd........  1,002,350      430,441
#   Yeong Guan Energy Technology Group Co., Ltd........    435,929    2,304,498
#   YFY, Inc...........................................  8,463,212    2,519,982
#   Yi Jinn Industrial Co., Ltd........................  1,618,094      515,118
#   Yieh Phui Enterprise Co., Ltd......................  6,930,668    1,807,975
#   Yonyu Plastics Co., Ltd............................    438,600      456,031
#*  Young Fast Optoelectronics Co., Ltd................    679,872      275,156
#   Young Optics, Inc..................................    371,111      357,717
#   Youngtek Electronics Corp..........................    732,666    1,170,075
*   Yuanta Futures Co., Ltd............................     18,000       21,162
    Yufo Electronics Co., Ltd..........................     22,400       11,437
    Yung Chi Paint & Varnish Manufacturing Co., Ltd....    442,869    1,052,651
#   Yungshin Construction & Development Co., Ltd.......    372,000      305,230
#   YungShin Global Holding Corp.......................  1,196,015    1,746,888
#   Yungtay Engineering Co., Ltd.......................  2,429,000    3,397,688
#   Zeng Hsing Industrial Co., Ltd.....................    362,107    1,662,498
    Zenitron Corp......................................  1,293,000      688,525
#   Zig Sheng Industrial Co., Ltd......................  3,101,732      853,840
#   Zinwell Corp.......................................  1,625,586    2,050,088
#   Zippy Technology Corp..............................    663,948      746,358
#   ZongTai Real Estate Development Co., Ltd...........  1,153,277      568,239
                                                                   ------------
TOTAL TAIWAN...........................................             787,189,355
                                                                   ------------
THAILAND -- (3.2%)
    AAPICO Hitech PCL(B013KZ2).........................    110,000       41,057
    AAPICO Hitech PCL(B013L48).........................    964,380      359,947
    Advanced Information Technology PCL................    186,100      160,293
    AEON Thana Sinsap Thailand PCL(B01KHP2)............     57,700      165,662
    Aeon Thana Sinsap Thailand PCL(B01KHN0)............    142,500      409,130
    AJ Plast PCL.......................................  1,325,988      296,948
*   Amarin Printing & Publishing PCL...................     18,060        4,096
    Amata Corp. PCL....................................  3,427,410    1,308,773
    Ananda Development PCL............................. 21,650,900    3,325,648
    AP Thailand PCL....................................  9,887,916    2,100,792
*   Apex Development PCL...............................      3,536           --
    Asia Aviation PCL.................................. 13,118,100    2,523,436
    Asia Plus Group Holdings PCL....................... 10,470,300    1,076,189
    Asia Sermkij Leasing PCL...........................    557,900      355,595
    Asian Insulators PCL............................... 12,731,600      104,178
    Asian Phytoceuticals PCL...........................    681,400       33,845
    Bangchak Petroleum PCL (The).......................    686,400      660,189
    Bangkok Airways Co., Ltd...........................     87,700       57,157
    Bangkok Aviation Fuel Services PCL.................  1,907,446    2,122,123
    Bangkok Chain Hospital PCL.........................  7,088,637    2,666,125
    Bangkok Insurance PCL..............................    180,181    1,862,336
    Bangkok Land PCL................................... 62,516,170    2,728,239
*   Bangkok Rubber PCL.................................     14,600           --
    Beauty Community PCL...............................  9,141,900    2,572,226
    Better World Green PCL.............................  3,441,200      248,976
    Big Camera Corp. PCL...............................  1,465,100      208,639
    BJC Heavy Industries PCL...........................    300,000       56,417
    Buriram Sugar PCL..................................    149,900       54,227

                                     2159

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
THAILAND -- (Continued)
    Cal-Comp Electronics Thailand PCL Class F............ 16,573,544 $1,313,321
*   Central Paper Industry PCL...........................         20         --
    Charoong Thai Wire & Cable PCL Class F...............    967,100    256,838
*   Christiani & Nielsen Thai............................  2,930,600    343,292
    Chularat Hospital PCL................................ 37,419,500  3,394,936
    CK Power PCL......................................... 22,979,590  2,032,074
    COL PCL..............................................    123,300    138,062
*   Country Group Development PCL........................ 17,992,300    547,569
    Country Group Holdings PCL...........................  7,918,400    379,665
    CS Loxinfo PCL.......................................  1,380,600    253,685
    Demco PCL............................................    682,000    113,569
    Dhipaya Insurance PCL................................  1,018,700  1,140,663
    Diamond Building Products PCL........................    277,600     41,046
    DSG International Thailand PCL.......................  3,976,140    484,032
*   Dusit Thani PCL......................................     46,700     13,408
    Dynasty Ceramic PCL.................................. 23,313,480  2,891,594
    E for L Aim PCL...................................... 16,362,000    216,093
    Eastern Polymer Group PCL............................    718,900    258,003
    Eastern Water Resources Development and Management
      PCL Class F........................................  5,110,200  1,892,667
    Erawan Group PCL (The)............................... 11,387,370  1,556,241
*   Esso Thailand PCL.................................... 12,205,600  2,067,558
    Forth Corp. PCL......................................    140,700     33,933
    Forth Smart Service PCL..............................    165,700     83,730
    Fortune Parts Industry PCL...........................     79,000     12,135
*   G J Steel PCL........................................  9,611,280     60,709
*   G Steel PCL..........................................  1,817,260     16,696
    GFPT PCL.............................................  4,777,900  1,659,850
*   GMM Grammy PCL.......................................     90,260     20,991
    Golden Land Property Development PCL.................  7,193,500  1,301,150
    Grand Canal Land PCL.................................  5,552,200    443,156
*   Grande Asset Hotels & Property PCL...................  2,299,875     64,711
    Hana Microelectronics PCL............................  3,228,596  2,688,179
    ICC International PCL................................    204,600    195,319
    Ichitan Group PCL....................................  1,707,700    622,676
    Inter Far East Energy Corp...........................  2,451,100    439,833
    Interlink Communication PCL..........................    143,300     90,103
*   International Engineering PCL........................ 39,494,487     22,678
*   Italian-Thai Development PCL......................... 15,838,427  3,023,989
*   ITV PCL..............................................  2,785,600         --
    JAS Asset PCL........................................    141,425     11,207
    Jasmine International PCL............................ 11,316,600  1,851,984
    Jay Mart PCL.........................................  1,501,425    504,355
    Jubilee Enterprise PCL...............................     73,600     39,727
    Kang Yong Electric PCL...............................     44,000    415,619
    Karmarts PCL.........................................    599,800    229,036
    KCE Electronics PCL..................................  1,725,218  4,804,655
    KGI Securities Thailand PCL.......................... 11,045,800  1,090,943
    Khon Kaen Sugar Industry PCL......................... 14,050,990  1,581,392
    Khonburi Sugar PCL...................................    101,800     24,113
    Kiatnakin Bank PCL...................................  2,498,400  3,765,891
    Krungthai Card PCL...................................  1,008,800  3,548,033
    L.P.N Development PCL................................    411,500    154,770
    Laguna Resorts & Hotels PCL..........................    197,000    147,057

                                     2160

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
THAILAND -- (Continued)
    Lanna Resources PCL..................................  1,794,750 $  649,264
    LH Financial Group PCL............................... 43,916,166  2,320,004
    Loxley PCL...........................................  7,503,676    568,754
    LPN Development PCL..................................  5,764,200  2,167,988
    Major Cineplex Group PCL.............................  3,467,000  3,409,266
    Malee Group PCL......................................     35,200     69,986
    Maybank Kim Eng Securities Thailand PCL..............    943,300    614,784
    MBK PCL..............................................  5,963,100  2,585,208
    MC Group PCL.........................................    206,700     80,710
    MCOT PCL.............................................  2,285,900    840,067
    MCS Steel PCL........................................     45,700     17,320
    Mega Lifesciences PCL................................  1,400,200    659,296
    Millcon Steel PCL....................................  7,480,500    281,351
    MK Real Estate Development PCL.......................  1,885,900    233,910
    MK Restaurants Group PCL.............................     58,100     89,243
    Modernform Group PCL.................................  2,352,200    526,763
    Muang Thai Insurance PCL.............................     61,288    254,267
    Muramoto Electron Thailand PCL.......................     14,000     90,037
    Namyong Terminal PCL.................................    452,800    175,504
    Nation Multimedia Group PCL.......................... 14,527,800    500,527
*   Noble Development PCL................................    580,800    270,140
*   Nok Airlines PCL.....................................    690,400    178,398
    Platinum Group PCL (The).............................    502,100     93,702
    Polyplex Thailand PCL................................  3,522,250  1,314,650
*   Precious Shipping PCL................................  4,832,500    881,033
    Premier Marketing PCL................................  1,941,800    535,208
    President Rice Products PCL..........................      3,375      5,644
    Property Perfect PCL................................. 27,612,100    729,346
    PTG Energy PCL.......................................  9,199,300  7,395,360
    Quality Houses PCL................................... 45,894,626  3,636,783
    Raimon Land PCL...................................... 11,010,600    442,574
    Ratchthani Leasing PCL...............................  7,163,100  1,233,953
    Regional Container Lines PCL.........................  2,611,900    438,691
    Rojana Industrial Park PCL...........................  6,339,411  1,037,457
    RS PCL...............................................  3,456,400  1,101,523
*   S 11 Group PCL.......................................    168,400     44,481
    Saha Pathana Inter-Holding PCL.......................    680,300    486,347
    Saha-Union PCL.......................................    743,600    784,591
*   Sahaviriya Steel Industries PCL...................... 87,225,900    125,217
    Samart Corp. PCL.....................................  3,138,900  1,432,917
    Samart I-Mobile PCL.................................. 14,993,100    490,730
    Samart Telcoms PCL...................................  1,946,100    771,065
    Sansiri PCL.......................................... 44,226,510  2,298,306
    SC Asset Corp PCL.................................... 14,733,115  1,480,503
    Siam Future Development PCL..........................  7,074,273  1,249,118
    Siam Global House PCL................................  7,901,435  3,516,286
*   Siam Wellness Group PCL..............................     59,700     21,597
    Siamgas & Petrochemicals PCL.........................  2,924,300  1,368,535
*   Singha Estate PCL....................................  1,622,100    235,188
    Sino-Thai Engineering & Construction PCL.............  4,697,500  3,506,603
    SNC Former PCL.......................................    141,800     61,068
    Somboon Advance Technology PCL.......................  1,461,637    591,705
    SPCG PCL.............................................  2,651,200  1,689,826

                                     2161

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
THAILAND -- (Continued)
    Sri Ayudhya Capital PCL..............................    233,100 $  225,872
    Sri Trang Agro-Industry PCL..........................  6,225,990  2,198,670
    Sriracha Construction PCL............................  1,085,700    520,562
    Srithai Superware PCL................................ 12,947,500    750,903
*   Stars Microelectronics Thailand PCL..................  1,281,000    255,612
    STP & I PCL..........................................  4,889,364  1,382,723
    Supalai PCL..........................................  4,929,933  3,524,414
    Susco PCL............................................  1,295,200    112,303
    SVI PCL.............................................. 11,798,400  1,659,838
    Symphony Communication PCL...........................    275,275     67,969
    Syntec Construction PCL..............................  4,481,800    483,823
*   Tata Steel Thailand PCL.............................. 23,013,900    488,955
    Thai Agro Energy PCL.................................    378,870     34,591
*   Thai Airways International PCL(6888868)..............  5,871,900  4,256,832
*   Thai Airways International PCL(6364971)..............    141,400    102,508
    Thai Central Chemical PCL............................    263,500    194,807
    Thai Metal Trade PCL.................................    465,800    155,133
    Thai Nakarin Hospital PCL............................     36,500     46,372
*   Thai Reinsurance PCL.................................  3,093,200    211,364
    Thai Rung Union Car PCL..............................    511,520     61,095
    Thai Stanley Electric PCL Class F....................    206,600  1,023,213
    Thai Steel Cable PCL.................................      3,400      1,093
    Thai Vegetable Oil PCL...............................  3,181,475  2,785,960
    Thai Wacoal PCL......................................     78,000    111,413
*   Thai Wah PCL.........................................    258,300     60,811
    Thai-German Ceramic Industry PCL.....................  3,827,900    283,548
    Thaicom PCL..........................................  3,285,000  2,084,367
    Thaire Life Assurance PCL............................    795,900    228,510
    Thanachart Capital PCL...............................  1,274,000  1,490,540
    Thitikorn PCL........................................    521,000    178,005
    Thoresen Thai Agencies PCL...........................  5,194,854  1,372,169
    TICON Industrial Connection PCL Class F..............  7,345,684  3,353,327
    TIPCO Foods PCL......................................  1,162,882    514,165
    Tisco Financial Group PCL(B3KFW10)...................  1,031,000  1,598,450
    Tisco Financial Group PCL(B3KFW76)...................  2,670,200  4,159,011
    TPI Polene PCL.......................................  7,970,000    521,723
    TRC Construction PCL.................................  9,005,187    392,991
    TTCL PCL(B5ML0D8)....................................  1,350,871    818,357
    TTCL PCL(BWY4Y10)....................................    212,100    128,490
    TTW PCL.............................................. 12,037,500  3,974,483
*   U City PCL........................................... 47,365,600     54,396
    Unique Engineering & Construction PCL................  4,305,770  2,225,204
    Univanich Palm Oil PCL...............................    939,000    173,889
    Univentures PCL......................................  7,678,800  1,344,837
    Vanachai Group PCL...................................  6,851,059  3,481,589
    VGI Global Media PCL.................................  8,913,100  1,612,189
    Vibhavadi Medical Center PCL......................... 38,413,300  3,374,812
    Vinythai PCL.........................................  2,911,734    835,984
*   WHA Corp. PCL........................................  5,215,800    470,216

                                     2162

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
THAILAND -- (Continued)
    Workpoint Entertainment PCL......................... 1,629,440 $  1,730,958
                                                                   ------------
TOTAL THAILAND..........................................            186,487,019
                                                                   ------------
TURKEY -- (1.8%)
    Adana Cimento Sanayii TAS Class A...................   572,283    1,155,748
#   Adel Kalemcilik Ticaret ve Sanayi A.S...............    42,330      246,330
#*  Afyon Cimento Sanayi TAS............................ 1,129,733    2,068,497
#   Akcansa Cimento A.S.................................   449,330    2,003,836
#*  Akenerji Elektrik Uretim A.S........................ 2,516,472      767,346
    Aksa Akrilik Kimya Sanayii A.S......................   775,850    2,026,837
#*  Aksa Enerji Uretim A.S..............................   930,699      698,984
#*  Aksigorta A.S....................................... 1,013,913      679,240
*   Aktas Elektrik Ticaret A.S..........................       370           --
#   Alarko Holding A.S..................................   688,608      752,589
#   Albaraka Turk Katilim Bankasi A.S................... 4,113,726    1,682,792
    Alkim Alkali Kimya A.S..............................     6,300       28,165
*   Anadolu Anonim Turk Sigorta Sirketi................. 2,035,741    1,166,604
#*  Anadolu Cam Sanayii A.S............................. 1,490,394    1,049,601
#   Anadolu Hayat Emeklilik A.S.........................   946,113    1,587,776
    AvivaSA Emeklilik ve Hayat A.S. Class A.............     8,643       54,540
    Aygaz A.S...........................................   257,571      969,944
#*  Bagfas Bandirma Gubre Fabrikalari A.S...............   538,450    2,047,962
    Baticim Bati Anadolu Cimento Sanayii A.S............   411,020      851,900
#*  Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S... 1,380,080    1,928,801
    Bizim Toptan Satis Magazalari A.S...................   245,003    1,167,891
#   Bolu Cimento Sanayii A.S............................   700,613    1,316,170
#   Borusan Mannesmann Boru Sanayi ve Ticaret A.S.......   532,369    1,337,791
*   Boyner Perakende Ve Tekstil Yatirimlari A.S.........   104,938    2,800,935
#   Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.....   827,742    2,001,269
#   Bursa Cimento Fabrikasi A.S.........................   233,191      392,316
    Celebi Hava Servisi A.S.............................    72,419      563,245
#   Cimsa Cimento Sanayi VE Ticaret A.S.................   684,762    3,441,460
#*  Deva Holding A.S....................................   356,487      409,023
#*  Dogan Sirketler Grubu Holding A.S................... 9,685,105    2,045,918
#   Dogus Otomotiv Servis ve Ticaret A.S................   729,022    2,546,359
#   Eczacibasi Yatirim Holding Ortakligi A.S............   266,591    1,012,647
#   EGE Endustri VE Ticaret A.S.........................    20,873    1,679,605
    EGE Seramik Sanayi ve Ticaret A.S...................   480,174      685,658
#   EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar
      Sanayi ve Ticaret A.S............................. 1,950,686    2,151,858
#*  Fenerbahce Futbol A.S...............................    84,211    1,020,865
#*  Galatasaray Sportif Sinai ve Ticari Yatirimlar
      A.S...............................................    27,385      189,154
#*  Global Yatirim Holding A.S.......................... 2,140,639    1,155,159
*   Goldas Kuyumculuk Sanayi Ithalat ve Ihracat A.S.....     8,540           --
#   Goltas Goller Bolgesi Cimento Sanayi ve Ticaret
      A.S...............................................    75,550    1,710,357
#   Goodyear Lastikleri TAS.............................   955,450    1,194,259
#*  Gozde Girisim Sermayesi Yatirim Ortakligi A.S....... 1,107,365      860,909
#   GSD Holding A.S..................................... 2,604,393      865,181
#   Gubre Fabrikalari TAS............................... 1,527,158    2,786,772
#*  Ihlas Holding A.S................................... 8,173,996    1,010,397
    Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve
      Ticaret A.S.......................................   170,170      473,509
#*  Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim
      A.S...............................................   678,189      184,334
    Is Finansal Kiralama A.S............................ 1,795,970      650,147
    Is Yatirim Menkul Degerler A.S. Class A.............   220,148       72,288

                                     2163

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                        SHARES      VALUE++
                                                       --------- --------------
TURKEY -- (Continued)
#*  Izmir Demir Celik Sanayi A.S......................   855,717 $      648,007
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret
      A.S. Class A.................................... 1,362,478        671,342
#   Kardemir Karabuk Demir Celik Sanayi ve Ticaret
      A.S. Class B.................................... 1,111,782        581,629
#   Kardemir Karabuk Demir Celik Sanayi ve Ticaret
      A.S. Class D.................................... 7,346,390      3,276,033
#*  Karsan Otomotiv Sanayii Ve Ticaret A.S............ 3,373,949      1,198,990
#*  Kartonsan Karton Sanayi ve Ticaret A.S............    15,262      1,230,713
#   Konya Cimento Sanayii A.S.........................    18,057      1,605,203
*   Koza Altin Isletmeleri A.S........................   226,641        770,898
#*  Koza Anadolu Metal Madencilik Isletmeleri A.S.....   831,604        240,288
    Mardin Cimento Sanayii ve Ticaret A.S.............   397,282        532,329
#*  Metro Ticari ve Mali Yatirimlar Holding A.S....... 2,278,836        420,201
#*  Migros Ticaret A.S................................   320,825      1,747,330
*   Mudurnu Tavukculuk A.S............................     1,740             --
*   Nergis Holding A.S................................     1,784             --
#*  NET Holding A.S................................... 1,582,921      1,575,210
#*  Netas Telekomunikasyon A.S........................   490,416      1,371,556
    Nuh Cimento Sanayi A.S............................   385,168      1,198,437
#   Otokar Otomotiv Ve Savunma Sanayi A.S.............   163,448      5,655,779
#   Park Elektrik Uretim Madencilik Sanayi ve Ticaret
      A.S.............................................   815,128        579,736
*   Parsan Makina Parcalari Sanayii A.S...............   140,357        428,423
#*  Pegasus Hava Tasimaciligi A.S.....................   215,199        839,969
#   Pinar Entegre Et ve Un Sanayi A.S.................   155,791        525,048
    Pinar SUT Mamulleri Sanayii A.S...................   143,024        735,144
*   Raks Elektronik Sanayi ve Ticaret A.S.............     2,730             --
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret
      A.S.............................................   565,645        589,340
#*  Sekerbank TAS..................................... 4,341,907      1,775,049
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S.......... 1,376,283      1,326,523
#   Soda Sanayii A.S.................................. 1,882,291      2,578,165
#   Tat Gida Sanayi A.S...............................   816,897      1,411,126
#   Tekfen Holding A.S................................ 1,868,536      4,612,279
#*  Teknosa Ic Ve Dis Ticaret A.S.....................   238,336        408,143
#   Trakya Cam Sanayii A.S............................ 3,586,813      2,947,290
#   Turcas Petrol A.S................................. 1,289,683        592,281
    Turkiye Sinai Kalkinma Bankasi A.S................ 8,843,175      3,886,273
#*  Vestel Elektronik Sanayi ve Ticaret A.S........... 1,006,303      2,147,384
#*  Zorlu Enerji Elektrik Uretim A.S.................. 2,990,254      1,604,192
                                                                 --------------
TOTAL TURKEY..........................................              107,203,278
                                                                 --------------
TOTAL COMMON STOCKS...................................            5,168,844,205
                                                                 --------------
PREFERRED STOCKS -- (1.6%)

BRAZIL -- (1.5%)
    Alpargatas SA..................................... 1,791,774      6,354,984
    Banco ABC Brasil SA...............................   798,752      3,473,477
    Banco Daycoval SA.................................   451,227      1,255,264
    Banco do Estado do Rio Grande do Sul SA Class B... 2,285,044      7,597,081
    Banco Pan SA...................................... 2,079,740        974,958
    Banco Pine SA.....................................   287,303        381,015
    Banco Sofisa SA...................................    42,500         55,445
    Centrais Eletricas Santa Catarina.................    79,600        375,611
    Cia de Gas de Sao Paulo - COMGAS Class A..........   221,785      3,762,082
    Cia de Saneamento do Parana.......................   225,201        408,396
    Cia de Transmissao de Energia Eletrica Paulista...   426,040      9,066,358

                                     2164

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
BRAZIL -- (Continued)
    Cia Energetica de Minas Gerais......................  3,537,929 $ 9,918,509
    Cia Energetica de Sao Paulo Class B.................  1,652,400   7,093,945
    Cia Energetica do Ceara Class A.....................    114,139   1,724,899
    Cia Ferro Ligas da Bahia - Ferbasa..................    440,849   1,140,736
    Cia Paranaense de Energia...........................    857,600   8,503,528
    Eletropaulo Metropolitana Eletricidade de Sao Paulo
      SA................................................    831,699   3,224,296
    Eucatex SA Industria e Comercio.....................    160,378     128,109
    Gerdau SA...........................................  2,466,023   5,894,300
*   Marcopolo SA........................................  4,937,853   4,690,534
*   Randon SA Implementos e Participacoes...............  2,535,157   3,682,639
*   Sharp SA............................................ 30,200,000          --
    Unipar Carbocloro SA................................    276,095     530,493
*   Usinas Siderurgicas de Minas Gerais SA Class A......  4,852,799   5,612,508
                                                                    -----------
TOTAL BRAZIL............................................             85,849,167
                                                                    -----------
CHILE -- (0.1%)
    Coca-Cola Embonor SA Class B........................    189,742     405,193
    Embotelladora Andina SA Class B.....................    697,217   2,758,408
                                                                    -----------
TOTAL CHILE.............................................              3,163,601
                                                                    -----------
COLOMBIA -- (0.0%)
    Avianca Holdings SA.................................  2,637,267   1,980,098
                                                                    -----------
TOTAL PREFERRED STOCKS..................................             90,992,866
                                                                    -----------
RIGHTS/WARRANTS -- (0.0%)

BRAZIL -- (0.0%)
*   Banco ABC Brasil SA Rights 08/18/16.................     38,866     169,014
                                                                    -----------
CHINA -- (0.0%)
*   Symphony Holdings, Ltd. Warrants 07/05/19...........    446,000       4,599
*   United Energy Group, Ltd. Rights 08/19/16........... 13,424,450     173,031

TOTAL CHINA.............................................                177,630
                                                                    -----------
INDONESIA -- (0.0%)
*   MNC Investama Tbk PT Rights 08/01/16................ 36,583,080          --
                                                                    -----------
POLAND -- (0.0%)
*   Hawe SA Rights......................................    846,548          --
                                                                    -----------
SOUTH AFRICA -- (0.0%)
*   Ascendis Health, Ltd. Rights 08/05/16...............     68,220       7,617
                                                                    -----------
SOUTH KOREA -- (0.0%)
*   Redrover Co., Ltd. Rights 08/12/16..................     24,169      41,751
*   Sammok S-Form Co., Ltd. Rights 08/04/16.............     11,645      35,346
*   SAMT Co., Ltd. Rights 08/03/16......................     64,687      24,832
                                                                    -----------
TOTAL SOUTH KOREA.......................................                101,929
                                                                    -----------
TAIWAN -- (0.0%)
*   Fulgent Sun International Holding Co., Ltd. Rights
      08/22/16..........................................      7,828       5,517
                                                                    -----------
THAILAND -- (0.0%)
*   Jay Mart PCL Rights 08/31/16........................    429,705      20,973

                                     2165

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                        SHARES      VALUE++
                                                      ---------- --------------
THAILAND -- (Continued)
*     Stars Microelectronics Thailand PCL Warrants
        06/28/19.....................................    234,880 $       15,511
                                                                 --------------
TOTAL THAILAND.......................................                    36,484
                                                                 --------------
TOTAL RIGHTS/WARRANTS................................                   498,191
                                                                 --------------
TOTAL INVESTMENT SECURITIES..........................             5,260,335,262
                                                                 --------------

                                                                    VALUE+
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (10.6%)
(S)@  DFA Short Term Investment Fund................. 53,978,852    624,535,318
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $5,722,298,391)^^............................            $5,884,870,580
                                                                 ==============


                                     2166

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

Summary of the Series' investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                          ----------------------------------------------------
                             LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                          -------------- -------------- ------- --------------
Common Stocks
   Belgium...............             -- $       70,326   --    $       70,326
   Brazil................ $  489,793,038        509,605   --       490,302,643
   Chile.................     92,457,062             --   --        92,457,062
   China.................             --    724,637,609   --       724,637,609
   Colombia..............      9,243,092         54,602   --         9,297,694
   Greece................             --     18,056,025   --        18,056,025
   Hungary...............             --      1,779,303   --         1,779,303
   India.................     10,182,916    742,531,937   --       752,714,853
   Indonesia.............      1,452,386    181,676,222   --       183,128,608
   Malaysia..............             --    237,039,708   --       237,039,708
   Mexico................    174,837,181     12,944,893   --       187,782,074
   Philippines...........         40,197     99,380,423   --        99,420,620
   Poland................             --    108,151,191   --       108,151,191
   South Africa..........     13,062,993    400,812,682   --       413,875,675
   South Korea...........      6,198,167    763,052,995   --       769,251,162
   Taiwan................        161,257    787,028,098   --       787,189,355
   Thailand..............    186,257,624        229,395   --       186,487,019
   Turkey................             --    107,203,278   --       107,203,278
Preferred Stocks
   Brazil................     85,849,167             --   --        85,849,167
   Chile.................      3,163,601             --   --         3,163,601
   Colombia..............      1,980,098             --   --         1,980,098
Rights/Warrants
   Brazil................             --        169,014   --           169,014
   China.................             --        177,630   --           177,630
   Indonesia.............             --             --   --                --
   Poland................             --             --   --                --
   South Africa..........             --          7,617   --             7,617
   South Korea...........             --        101,929   --           101,929
   Taiwan................             --          5,517   --             5,517
   Thailand..............             --         36,484   --            36,484
Securities Lending
  Collateral.............             --    624,535,318   --       624,535,318
Futures Contracts**......        986,432             --   --           986,432
                          -------------- --------------   --    --------------
TOTAL.................... $1,075,665,211 $4,810,191,801   --    $5,885,857,012
                          ============== ==============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                                     2167

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                          SHARES      VALUE+
                                                         --------- ------------
COMMON STOCKS -- (95.2%)

Consumer Discretionary -- (15.3%)
*   1-800-Flowers.com, Inc. Class A.....................    44,330 $    404,733
    Aaron's, Inc........................................     4,830      115,678
#   Arctic Cat, Inc.....................................     3,436       53,636
#*  Ascent Capital Group, Inc. Class A..................     8,564      145,759
    Autoliv, Inc........................................     9,404      994,943
*   Ballantyne Strong, Inc..............................     9,030       47,137
*   Barnes & Noble Education, Inc.......................     7,710       89,128
    Barnes & Noble, Inc.................................    12,200      159,576
#   Bassett Furniture Industries, Inc...................     2,900       74,907
    Beasley Broadcast Group, Inc. Class A...............     9,471       50,196
#*  Beazer Homes USA, Inc...............................     4,326       41,486
*   Belmond, Ltd. Class A...............................    75,198      864,025
#   Best Buy Co., Inc...................................   197,800    6,646,080
    Big 5 Sporting Goods Corp...........................     8,501       89,771
#*  Biglari Holdings, Inc...............................         8        3,321
#*  BJ's Restaurants, Inc...............................    25,971    1,008,714
#   Bob Evans Farms, Inc................................    52,387    1,926,794
*   Build-A-Bear Workshop, Inc..........................    25,874      352,663
*   Cabela's, Inc.......................................    53,051    2,739,023
#   Cable One, Inc......................................     5,780    3,028,026
    Caleres, Inc........................................    74,697    1,966,025
    Callaway Golf Co....................................    38,543      412,410
*   Cambium Learning Group, Inc.........................    37,733      182,628
    Canterbury Park Holding Corp........................     2,755       30,030
#   Carnival Corp.......................................   489,649   22,876,401
#   Carriage Services, Inc..............................    20,916      508,468
*   Cavco Industries, Inc...............................     7,600      755,288
#   CBS Corp. Class A...................................    28,263    1,554,465
    CBS Corp. Class B...................................   201,625   10,528,857
*   Charter Communications, Inc. Class A................   339,394   79,713,469
*   Christopher & Banks Corp............................    56,231      114,149
    Churchill Downs, Inc................................     7,682    1,007,341
    Citi Trends, Inc....................................     3,415       56,962
    Columbia Sportswear Co..............................     8,634      494,296
    Comcast Corp. Class A............................... 3,718,201  250,049,017
#*  Conn's, Inc.........................................    25,450      180,949
#   Core-Mark Holding Co., Inc..........................    96,236    4,711,715
    CSS Industries, Inc.................................    10,852      285,516
#   CST Brands, Inc.....................................    50,181    2,244,094
    Culp, Inc...........................................    10,036      286,327
*   Delta Apparel, Inc..................................     7,532      179,939
    Destination Maternity Corp..........................       200        1,124
    DeVry Education Group, Inc..........................     8,757      195,018
#   Dillard's, Inc. Class A.............................   120,300    8,141,904
*   Discovery Communications, Inc. Class B..............     3,762       99,204
*   Discovery Communications, Inc. Class C..............     3,762       92,319
*   Dixie Group, Inc. (The).............................    11,800       43,660
#*  Dorman Products, Inc................................    20,712    1,319,354
    Dover Motorsports, Inc..............................    15,098       31,706
    DR Horton, Inc......................................   208,125    6,843,150
*   DreamWorks Animation SKG, Inc. Class A..............    46,429    1,902,196

                                     2168

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Consumer Discretionary -- (Continued)
    Educational Development Corp.........................     1,679 $    22,566
*   Eldorado Resorts, Inc................................    18,512     267,498
    Escalade, Inc........................................       277       2,972
#*  EW Scripps Co. (The) Class A.........................    81,265   1,378,254
#*  Federal-Mogul Holdings Corp..........................    36,417     321,926
    Flanigan's Enterprises, Inc..........................       865      20,561
    Flexsteel Industries, Inc............................     2,068      84,995
    Ford Motor Co........................................ 2,008,992  25,433,839
#   Fred's, Inc. Class A.................................    47,275     751,200
#*  FTD Cos., Inc........................................    24,893     630,042
#*  G-III Apparel Group, Ltd.............................    22,788     912,204
#   GameStop Corp. Class A...............................   104,752   3,242,074
*   Gaming Partners International Corp...................       500       4,775
    Gannett Co., Inc.....................................    59,819     763,290
    General Motors Co.................................... 1,002,451  31,617,305
*   Genesco, Inc.........................................     7,056     489,828
    Graham Holdings Co. Class B..........................     5,780   2,908,727
#*  Gray Television, Inc.................................    46,874     464,053
#   Group 1 Automotive, Inc..............................    57,936   3,610,572
    Harte-Hanks, Inc.....................................    55,608      92,309
#   Haverty Furniture Cos., Inc..........................    33,479     617,018
#*  Helen of Troy, Ltd...................................    64,389   6,413,788
#*  hhgregg, Inc.........................................    24,498      50,956
    Hooker Furniture Corp................................    14,814     342,648
*   Hyatt Hotels Corp. Class A...........................    14,601     736,474
#*  Iconix Brand Group, Inc..............................    65,319     470,297
    International Speedway Corp. Class A.................    24,844     838,982
*   J Alexander's Holdings, Inc..........................     2,666      25,514
#*  JAKKS Pacific, Inc...................................    13,103     120,810
#*  JC Penney Co., Inc...................................    85,215     823,177
    Johnson Outdoors, Inc. Class A.......................    15,588     474,655
#   KB Home..............................................    30,800     483,560
#   Kohl's Corp..........................................    14,353     596,941
    La-Z-Boy, Inc........................................    56,332   1,702,353
*   Lakeland Industries, Inc.............................    11,757     119,216
#*  Lands' End, Inc......................................    21,056     299,206
#   Lennar Corp. Class A.................................   224,100  10,487,880
    Lennar Corp. Class B.................................     7,868     295,365
#*  Liberty Braves Group Class A.........................     9,638     158,931
#*  Liberty Braves Group Class B.........................       762      12,824
*   Liberty Braves Group Class C.........................    20,801     332,400
*   Liberty Broadband Corp. Class A......................    24,095   1,513,407
*   Liberty Broadband Corp. Class B......................     1,905     128,721
#*  Liberty Broadband Corp. Class C......................    67,601   4,279,819
*   Liberty Interactive Corp., QVC Group Class A.........   882,463  23,658,833
#*  Liberty Interactive Corp., QVC Group Class B.........    35,706     990,663
*   Liberty Media Group Class A..........................    24,095     546,956
#*  Liberty Media Group Class B..........................     1,905      53,150
#*  Liberty Media Group Class C..........................    52,002   1,165,885
*   Liberty SiriusXM Group Class A.......................    96,383   3,445,692
#*  Liberty SiriusXM Group Class B.......................     7,622     272,639
*   Liberty SiriusXM Group Class C.......................   208,010   7,332,352
*   Liberty TripAdvisor Holdings, Inc. Class A...........    76,802   1,817,903

                                     2169

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Consumer Discretionary -- (Continued)
*   Liberty TripAdvisor Holdings, Inc. Class B.............   3,570 $    88,036
*   Liberty Ventures Series A.............................. 202,261   7,627,262
#*  Liberty Ventures Series B..............................   8,645     340,699
    Lifetime Brands, Inc...................................  16,431     220,011
#   Lithia Motors, Inc. Class A............................  34,933   3,014,369
#*  Live Nation Entertainment, Inc......................... 145,347   3,985,415
#*  Loral Space & Communications, Inc......................   1,920      67,450
*   Luby's, Inc............................................  32,226     149,529
*   M/I Homes, Inc.........................................  37,930     855,321
*   Madison Square Garden Co. (The) Class A................   9,852   1,800,847
    Marcus Corp. (The).....................................  18,899     418,613
#*  MarineMax, Inc.........................................  29,164     589,113
#   Marriott Vacations Worldwide Corp......................   2,531     193,115
#*  McClatchy Co. (The) Class A............................   6,060     117,200
*   Media General, Inc.....................................  25,196     443,198
#   Meredith Corp..........................................  32,676   1,780,188
#*  Meritage Homes Corp....................................  28,156   1,024,597
*   MGM Resorts International.............................. 227,871   5,464,347
*   Modine Manufacturing Co................................  14,650     140,640
*   Mohawk Industries, Inc.................................  98,740  20,630,736
*   Monarch Casino & Resort, Inc...........................   1,103      25,733
#*  Motorcar Parts of America, Inc.........................  13,074     366,464
#   Movado Group, Inc......................................  21,998     496,935
*   MSG Networks, Inc. Class A.............................  29,558     474,406
*   Murphy USA, Inc........................................  30,778   2,358,826
#   NACCO Industries, Inc. Class A.........................   6,832     384,437
*   New York & Co., Inc....................................   6,926      12,882
    Newell Brands, Inc..................................... 209,562  10,993,623
    News Corp. Class A..................................... 402,247   5,217,144
#   News Corp. Class B.....................................  99,903   1,342,696
*   Office Depot, Inc...................................... 181,609     628,367
#   Penske Automotive Group, Inc...........................  43,845   1,737,139
*   Perry Ellis International, Inc.........................  19,169     410,600
#   PulteGroup, Inc........................................ 143,221   3,033,421
    PVH Corp...............................................  31,964   3,230,282
    RCI Hospitality Holdings, Inc..........................  12,026     128,077
#*  Red Robin Gourmet Burgers, Inc.........................  31,175   1,507,623
*   Regis Corp.............................................  49,623     666,933
#   Rent-A-Center, Inc.....................................  76,435     825,498
    Rocky Brands, Inc......................................   8,729      95,757
#   Royal Caribbean Cruises, Ltd........................... 322,500  23,361,900
#*  Ruby Tuesday, Inc......................................  17,500      70,700
    Saga Communications, Inc. Class A......................   8,693     356,587
    Salem Media Group, Inc.................................  10,922      82,680
    Scholastic Corp........................................  30,900   1,269,990
*   Sequential Brands Group, Inc...........................      70         569
#   Service Corp. International............................ 274,069   7,597,193
*   Shiloh Industries, Inc.................................  15,461     149,817
#   Shoe Carnival, Inc.....................................  33,450     880,069
    Spartan Motors, Inc....................................  16,820     142,802
    Speedway Motorsports, Inc..............................  16,132     285,052
#   Stage Stores, Inc......................................  37,214     220,679
    Standard Motor Products, Inc...........................  37,342   1,566,123

                                     2170

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Consumer Discretionary -- (Continued)
    Staples, Inc........................................   426,509 $  3,962,269
*   Starz Class B.......................................     7,422      229,488
*   Stoneridge, Inc.....................................    19,361      322,941
#   Strattec Security Corp..............................     5,224      232,990
    Superior Industries International, Inc..............    23,275      711,284
    Superior Uniform Group, Inc.........................    17,956      288,553
*   Sypris Solutions, Inc...............................     8,460        7,445
    Tailored Brands, Inc................................    52,860      774,399
*   Tandy Leather Factory, Inc..........................     9,974       71,214
    Target Corp.........................................     4,925      371,000
    TEGNA, Inc..........................................   119,639    2,620,094
    Time Warner, Inc.................................... 1,534,860  117,647,019
#   Time, Inc...........................................   191,857    3,133,025
#*  Toll Brothers, Inc..................................   179,799    5,036,170
*   Trans World Entertainment Corp......................     5,781       20,523
*   Tuesday Morning Corp................................    60,500      477,345
    Twenty-First Century Fox, Inc. Class A.............. 1,287,383   34,295,883
    Twenty-First Century Fox, Inc. Class B..............   550,972   14,892,773
*   Unifi, Inc..........................................    43,422    1,173,697
*   Universal Electronics, Inc..........................     3,206      247,952
#   Vail Resorts, Inc...................................    11,600    1,659,612
*   Vista Outdoor, Inc..................................    77,610    3,884,380
*   VOXX International Corp.............................     3,750        9,938
    Walt Disney Co. (The)...............................    26,220    2,515,809
#   Wendy's Co. (The)...................................   242,704    2,344,521
#*  West Marine, Inc....................................    26,468      231,860
    Whirlpool Corp......................................    30,049    5,780,226
#   Wyndham Worldwide Corp..............................    94,848    6,736,105
                                                                   ------------
Total Consumer Discretionary............................            887,821,787
                                                                   ------------
Consumer Staples -- (8.3%)
#   Alico, Inc..........................................       960       28,397
#*  Alliance One International, Inc.....................     3,508       60,688
    Andersons, Inc. (The)...............................    23,660      874,947
    Archer-Daniels-Midland Co...........................   813,476   36,671,498
    Bunge, Ltd..........................................   121,368    7,990,869
*   CCA Industries, Inc.................................     8,323       26,592
*   Central Garden & Pet Co.............................    25,184      610,964
*   Central Garden & Pet Co. Class A....................    48,121    1,096,678
    Constellation Brands, Inc. Class A..................   249,042   40,999,784
    Constellation Brands, Inc. Class B..................    12,715    2,109,037
#*  Craft Brew Alliance, Inc............................     9,754      114,512
    CVS Health Corp..................................... 1,510,745  140,076,276
#   Fresh Del Monte Produce, Inc........................    39,437    2,241,993
#*  Hain Celestial Group, Inc. (The)....................    87,292    4,608,145
    Ingles Markets, Inc. Class A........................    11,437      444,099
    Ingredion, Inc......................................    62,117    8,276,469
    JM Smucker Co. (The)................................   108,204   16,680,729
    John B. Sanfilippo & Son, Inc.......................    10,428      486,675
    Kraft Heinz Co. (The)...............................   119,352   10,310,819
#*  Landec Corp.........................................    37,056      426,144
*   Mannatech, Inc......................................       717       13,092
#   MGP Ingredients, Inc................................     4,788      205,884

                                     2171

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Consumer Staples -- (Continued)
    Molson Coors Brewing Co. Class A....................     1,908 $    191,124
    Molson Coors Brewing Co. Class B....................   186,550   19,057,948
    Mondelez International, Inc. Class A................ 2,081,099   91,526,734
*   Nutraceutical International Corp....................    14,615      374,729
    Oil-Dri Corp. of America............................     5,047      189,010
#*  Omega Protein Corp..................................    25,852      582,187
#*  Post Holdings, Inc..................................    50,201    4,350,921
    Reynolds American, Inc..............................   188,277    9,425,147
    Sanderson Farms, Inc................................    16,100    1,410,199
#*  Seaboard Corp.......................................     1,812    5,309,160
#*  Seneca Foods Corp. Class A..........................     6,301      246,810
*   Seneca Foods Corp. Class B..........................       300       12,300
#   Snyder's-Lance, Inc.................................    32,153    1,101,562
    SpartanNash Co......................................    34,281    1,079,852
#   Spectrum Brands Holdings, Inc.......................    46,130    5,940,160
#*  TreeHouse Foods, Inc................................    24,190    2,496,166
    Tyson Foods, Inc. Class A...........................   405,030   29,810,208
#   Universal Corp......................................    22,290    1,322,020
    Wal-Mart Stores, Inc................................     8,438      615,721
    Walgreens Boots Alliance, Inc.......................   370,388   29,353,249
    Weis Markets, Inc...................................    11,602      599,475
                                                                   ------------
Total Consumer Staples..................................            479,348,973
                                                                   ------------
Energy -- (12.6%)
    Adams Resources & Energy, Inc.......................     6,004      181,741
#   Alon USA Energy, Inc................................    33,484      236,732
    Anadarko Petroleum Corp.............................   475,268   25,916,364
#   Apache Corp.........................................    77,083    4,046,858
    Archrock, Inc.......................................    69,200      616,572
#   Atwood Oceanics, Inc................................     4,600       49,128
    Baker Hughes, Inc...................................   127,976    6,121,092
*   Barnwell Industries, Inc............................     7,870       11,726
#   Bristow Group, Inc..................................    40,138      433,892
#   California Resources Corp...........................     2,132       21,874
#*  Callon Petroleum Co.................................    13,214      150,508
    Chevron Corp........................................ 1,182,771  121,210,372
#*  Cloud Peak Energy, Inc..............................    33,115      112,922
    ConocoPhillips...................................... 1,728,838   70,571,167
*   Contango Oil & Gas Co...............................     1,064        9,821
*   Dawson Geophysical Co...............................    30,611      228,052
    Delek US Holdings, Inc..............................    52,256      654,245
#   Denbury Resources, Inc..............................   289,460      839,434
    EOG Resources, Inc..................................    86,247    7,046,380
#*  Era Group, Inc......................................    24,458      214,741
#*  Exterran Corp.......................................    34,600      440,112
    Exxon Mobil Corp.................................... 2,285,264  203,274,233
#   Green Plains, Inc...................................    26,534      601,791
    Gulf Island Fabrication, Inc........................    15,018      127,052
#*  Gulfmark Offshore, Inc. Class A.....................    27,750       80,475
    Halliburton Co......................................    47,970    2,094,370
#*  Harvest Natural Resources, Inc......................    12,050        6,989
#*  Helix Energy Solutions Group, Inc...................   103,010      817,899
#   Helmerich & Payne, Inc..............................   108,670    6,734,280

                                     2172

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Energy -- (Continued)
    Hess Corp............................................. 165,152 $  8,860,405
#   HollyFrontier Corp....................................  32,210      818,778
#*  Hornbeck Offshore Services, Inc.......................  29,719      237,158
    Kinder Morgan, Inc.................................... 260,042    5,286,654
    Marathon Oil Corp..................................... 467,019    6,370,139
    Marathon Petroleum Corp............................... 903,936   35,606,039
*   Matrix Service Co.....................................  15,423      255,559
#   Murphy Oil Corp....................................... 118,565    3,252,238
#   Nabors Industries, Ltd................................ 181,974    1,637,766
#   National Oilwell Varco, Inc........................... 250,948    8,118,168
*   Natural Gas Services Group, Inc.......................  15,026      377,303
*   Newpark Resources, Inc................................  97,395      615,536
    Noble Corp. P.L.C.....................................  74,243      547,913
    Noble Energy, Inc..................................... 133,794    4,779,122
    Occidental Petroleum Corp............................. 184,373   13,778,194
    Overseas Shipholding Group, Inc. Class A..............      39          499
#*  Parker Drilling Co.................................... 142,573      295,126
#   Patterson-UTI Energy, Inc............................. 152,325    2,953,582
#*  PDC Energy, Inc.......................................  24,103    1,320,121
*   PHI, Inc. Non-voting..................................  15,570      300,812
#*  PHI, Inc. Voting......................................   1,099       21,359
    Phillips 66........................................... 883,414   67,192,469
*   Pioneer Energy Services Corp..........................  74,262      233,925
    Pioneer Natural Resources Co..........................  88,400   14,371,188
    QEP Resources, Inc....................................  33,043      601,383
#*  Renewable Energy Group, Inc...........................   2,882       28,100
#*  REX American Resources Corp...........................   4,050      266,490
#   Rowan Cos. P.L.C. Class A............................. 118,378    1,804,081
    Schlumberger, Ltd..................................... 602,942   48,548,890
#*  SEACOR Holdings, Inc..................................  20,471    1,157,021
    SemGroup Corp. Class A................................   4,727      136,894
#   Ship Finance International, Ltd.......................  12,481      188,463
#   Superior Energy Services, Inc.........................  75,686    1,208,705
#   Teekay Corp...........................................  37,720      233,864
    Tesco Corp............................................   3,745       24,754
    Tesoro Corp........................................... 168,807   12,854,653
*   TETRA Technologies, Inc...............................  11,632       69,908
#   Tidewater, Inc........................................  20,555       87,770
#   Transocean, Ltd....................................... 252,980    2,780,250
#*  Unit Corp.............................................  52,140      651,750
    Valero Energy Corp.................................... 605,899   31,676,400
#*  Weatherford International P.L.C.......................  46,788      265,756
    Western Refining, Inc.................................  47,810      996,839
*   Whiting Petroleum Corp................................  16,007      117,972
*   Willbros Group, Inc...................................  18,620       38,171
                                                                   ------------
Total Energy..............................................          733,818,989
                                                                   ------------
Financials -- (18.0%)
    1st Source Corp.......................................  45,305    1,522,701
    Aflac, Inc............................................ 130,228    9,412,880
    Alexander & Baldwin, Inc..............................  66,838    2,633,417
*   Alleghany Corp........................................   3,115    1,693,002
    Allied World Assurance Co. Holdings AG................  76,431    3,132,907

                                     2173

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
    Allstate Corp. (The).................................   211,174 $14,429,519
    American Equity Investment Life Holding Co...........    88,700   1,412,991
    American Financial Group, Inc........................   173,596  12,689,868
*   American Independence Corp...........................       173       4,273
    American International Group, Inc....................   838,781  45,663,238
    American National Insurance Co.......................    23,302   2,664,584
#   Ameris Bancorp.......................................    10,350     343,206
    AmeriServ Financial, Inc.............................    33,075     102,863
*   Arch Capital Group, Ltd..............................     3,094     224,717
    Argo Group International Holdings, Ltd...............    51,636   2,679,392
    Aspen Insurance Holdings, Ltd........................   102,623   4,716,553
    Associated Banc-Corp.................................    31,434     584,672
    Assurant, Inc........................................    65,820   5,463,718
    Assured Guaranty, Ltd................................   122,989   3,294,875
*   Asta Funding, Inc....................................     7,527      81,292
    Astoria Financial Corp...............................    19,344     283,776
*   Atlanticus Holdings Corp.............................    19,218      57,462
#*  AV Homes, Inc........................................     3,852      55,161
    Axis Capital Holdings, Ltd...........................     8,510     472,986
    Baldwin & Lyons, Inc. Class A........................       300       7,433
    Baldwin & Lyons, Inc. Class B........................     6,556     173,668
#*  Bancorp, Inc. (The)..................................       459       2,433
    Bank Mutual Corp.....................................    14,475     110,589
    Bank of America Corp................................. 5,529,894  80,128,164
    Bank of New York Mellon Corp. (The)..................   542,295  21,366,423
    BankFinancial Corp...................................    21,475     261,995
    BB&T Corp............................................   120,935   4,458,873
    BCB Bancorp, Inc.....................................     1,059      11,194
    Berkshire Hills Bancorp, Inc.........................    30,747     810,798
    Capital City Bank Group, Inc.........................    15,389     220,217
    Capital One Financial Corp...........................   373,787  25,073,632
*   Cascade Bancorp......................................    15,799      89,106
    Cathay General Bancorp...............................    17,730     531,545
    CenterState Banks, Inc...............................       747      12,445
    Century Bancorp, Inc. Class A........................       495      21,612
    Chicopee Bancorp, Inc................................       366       6,873
    Chubb, Ltd...........................................    98,118  12,290,261
#   Cincinnati Financial Corp............................    16,626   1,241,962
#   CIT Group, Inc.......................................    45,907   1,586,546
    Citigroup, Inc....................................... 1,870,326  81,938,982
    Citizens Community Bancorp, Inc......................    10,355     105,000
    CME Group, Inc.......................................   414,385  42,366,722
    CNA Financial Corp...................................   233,574   7,434,660
    CNO Financial Group, Inc.............................   301,264   5,232,956
    Codorus Valley Bancorp, Inc..........................       138       2,927
#   Comerica, Inc........................................    16,431     743,338
    Community West Bancshares............................       400       3,024
*   Consumer Portfolio Services, Inc.....................    30,005     127,221
#*  Cowen Group, Inc. Class A............................    15,961      49,798
    Donegal Group, Inc. Class A..........................    13,586     219,686
    Donegal Group, Inc. Class B..........................       300       4,782
*   E*TRADE Financial Corp...............................    89,699   2,249,651
    Eastern Virginia Bankshares, Inc.....................       307       2,312

                                     2174

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Financials -- (Continued)
    EMC Insurance Group, Inc...............................  27,511 $   762,880
#*  Emergent Capital, Inc..................................   3,602      13,363
    Endurance Specialty Holdings, Ltd......................  94,576   6,396,175
    Enterprise Financial Services Corp.....................   3,235      93,039
    ESSA Bancorp, Inc......................................   8,217     116,353
    Evans Bancorp, Inc.....................................   1,681      42,849
    Everest Re Group, Ltd..................................  34,913   6,598,906
    Farmers Capital Bank Corp..............................     302       8,921
    FBL Financial Group, Inc. Class A......................  24,660   1,538,044
    Federal Agricultural Mortgage Corp. Class A............     177       7,099
    Federal Agricultural Mortgage Corp. Class C............   9,200     353,556
    Federated National Holding Co..........................  13,665     286,282
    Fidelity Southern Corp.................................   7,213     124,136
    Fifth Third Bancorp....................................  92,166   1,749,311
*   First Acceptance Corp..................................  27,347      41,567
#   First American Financial Corp..........................  61,982   2,591,467
#   First Bancorp..........................................  16,138     302,103
    First Busey Corp.......................................   3,594      80,973
    First Business Financial Services, Inc.................     964      22,856
    First Citizens BancShares, Inc. Class A................   8,627   2,241,122
#   First Commonwealth Financial Corp......................  30,547     294,779
    First Community Bancshares, Inc........................     183       4,196
    First Defiance Financial Corp..........................  10,880     453,587
    First Financial Northwest, Inc.........................  25,371     354,687
    First Merchants Corp...................................  41,623   1,090,523
    First Midwest Bancorp, Inc.............................   7,168     133,827
    First South Bancorp, Inc...............................   2,278      21,892
    FNB Corp...............................................  63,117     754,248
    FNF Group..............................................  46,321   1,744,912
#*  FNFV Group.............................................  15,438     184,175
#*  Genworth Financial, Inc. Class A.......................  34,964      99,997
#   German American Bancorp, Inc...........................   4,179     142,086
*   Global Indemnity P.L.C.................................   8,282     248,708
    Goldman Sachs Group, Inc. (The)........................ 209,155  33,215,906
    Great Southern Bancorp, Inc............................   1,616      63,347
    Great Western Bancorp, Inc.............................     260       8,624
    Griffin Industrial Realty, Inc.........................   1,500      48,285
    Guaranty Federal Bancshares, Inc.......................   1,684      27,146
*   Hallmark Financial Services, Inc.......................  20,834     221,049
    Hanover Insurance Group, Inc. (The)....................  88,829   7,314,180
    Hartford Financial Services Group, Inc. (The).......... 320,787  12,783,362
    Heartland Financial USA, Inc...........................     465      17,075
#*  Hilltop Holdings, Inc..................................  26,171     570,004
#   Hingham Institution for Savings........................     500      65,500
*   HMN Financial, Inc.....................................   3,456      47,555
    Home Bancorp, Inc......................................     719      20,808
    HopFed Bancorp, Inc....................................   6,781      77,236
    Horace Mann Educators Corp.............................  58,206   1,989,481
    Huntington Bancshares, Inc.............................  70,847     673,046
    Iberiabank Corp........................................     697      43,542
    Independence Holding Co................................  13,333     232,128
#   Infinity Property & Casualty Corp......................  15,800   1,296,232
    International Bancshares Corp..........................     800      21,936

                                     2175

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Financials -- (Continued)
#   Investment Technology Group, Inc....................    23,677 $    395,406
    Investors Title Co..................................     1,169      117,484
#   Janus Capital Group, Inc............................    24,840      375,084
    JPMorgan Chase & Co................................. 2,549,091  163,065,351
#   Kemper Corp.........................................    46,361    1,588,791
    Kentucky First Federal Bancorp......................     2,400       19,824
    KeyCorp.............................................   526,210    6,156,657
    Lake Sunapee Bank Group.............................     3,667       67,619
    Lakeland Bancorp, Inc...............................     8,740      104,093
    Landmark Bancorp, Inc...............................     2,169       55,852
    Legg Mason, Inc.....................................    56,555    1,930,788
    Lincoln National Corp...............................   134,595    5,877,764
    Loews Corp..........................................   243,798   10,076,171
#   M&T Bank Corp.......................................     4,241      485,849
    Macatawa Bank Corp..................................    17,006      131,796
#   Mackinac Financial Corp.............................     6,893       80,303
#   Maiden Holdings, Ltd................................     5,792       80,914
    MainSource Financial Group, Inc.....................    45,000    1,002,150
*   Markel Corp.........................................       101       95,824
    Marlin Business Services Corp.......................    14,241      261,465
    MB Financial, Inc...................................    19,678      755,438
#*  MBIA, Inc...........................................    82,267      694,333
    MBT Financial Corp..................................    24,724      222,269
    Mercantile Bank Corp................................     4,422      111,346
    Meta Financial Group, Inc...........................     1,083       59,229
    MetLife, Inc........................................   958,812   40,979,625
    MidWestOne Financial Group, Inc.....................       346       10,017
    Morgan Stanley...................................... 1,036,923   29,790,798
    MutualFirst Financial, Inc..........................     2,300       66,079
    Nasdaq, Inc.........................................    42,129    2,981,048
    National Western Life Group, Inc. Class A...........       900      170,226
    Navigators Group, Inc. (The)........................     3,685      345,174
    New York Community Bancorp, Inc.....................    52,185      754,073
*   NewStar Financial, Inc..............................    41,166      420,717
    Northrim BanCorp, Inc...............................     5,734      162,846
    OFG Bancorp.........................................    30,191      320,327
    Old Republic International Corp.....................   172,923    3,351,248
    Oppenheimer Holdings, Inc. Class A..................     3,097       48,747
*   Pacific Mercantile Bancorp..........................     4,174       28,508
    PacWest Bancorp.....................................     1,076       44,493
    Park Sterling Corp..................................       992        7,658
#   People's United Financial, Inc......................    68,700    1,041,492
    Peoples Bancorp of North Carolina, Inc..............       250        5,120
    Peoples Bancorp, Inc................................    15,923      357,471
*   PHH Corp............................................    54,576      797,355
    Pinnacle Financial Partners, Inc....................    23,924    1,270,604
*   Piper Jaffray Cos...................................       312       12,898
    PNC Financial Services Group, Inc. (The)............   149,271   12,337,248
    Popular, Inc........................................    56,536    1,904,698
    Premier Financial Bancorp, Inc......................     4,434       79,103
    Principal Financial Group, Inc......................   218,754   10,200,499
    Provident Financial Holdings, Inc...................       544       10,603
#   Provident Financial Services, Inc...................    21,059      424,339

                                     2176

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
    Prudential Financial, Inc............................   497,625 $37,466,186
#   Radian Group, Inc....................................   161,945   2,089,090
    Regions Financial Corp............................... 1,302,555  11,944,429
    Reinsurance Group of America, Inc....................   169,166  16,789,725
#   RenaissanceRe Holdings, Ltd..........................    12,667   1,488,626
    Renasant Corp........................................    42,102   1,356,526
#*  Republic First Bancorp, Inc..........................     2,174       9,544
    Resource America, Inc. Class A.......................    21,051     205,037
    Riverview Bancorp, Inc...............................     1,682       7,889
    Safety Insurance Group, Inc..........................    26,197   1,668,749
    Sandy Spring Bancorp, Inc............................     9,125     272,290
*   Select Bancorp, Inc..................................       600       4,854
#   Selective Insurance Group, Inc.......................    45,200   1,770,032
    SI Financial Group, Inc..............................     5,661      75,688
    South State Corp.....................................     8,549     623,308
*   Southern First Bancshares, Inc.......................     1,216      32,905
#   Southwest Bancorp, Inc...............................    16,974     329,635
#   State Auto Financial Corp............................    15,100     340,958
    State Street Corp....................................    12,833     844,155
    Sterling Bancorp.....................................    70,552   1,191,623
    Stewart Information Services Corp....................    12,271     525,322
*   Stratus Properties, Inc..............................     3,069      53,984
    Suffolk Bancorp......................................       205       6,747
    SunTrust Banks, Inc..................................   255,532  10,806,448
*   Synchrony Financial..................................   914,357  25,492,273
    Synovus Financial Corp...............................    22,796     693,910
    Timberland Bancorp, Inc..............................     2,500      37,425
    Tiptree Financial, Inc. Class A......................    37,071     193,511
    Torchmark Corp.......................................     7,000     433,090
    Travelers Cos., Inc. (The)...........................   141,562  16,452,336
    Trico Bancshares.....................................       854      22,221
#   Trustmark Corp.......................................     4,194     109,463
#   Umpqua Holdings Corp.................................    34,932     532,014
*   Unico American Corp..................................     1,900      19,722
    Union Bankshares Corp................................    37,042     994,207
#   United Bankshares, Inc...............................    12,121     464,234
    United Financial Bancorp, Inc........................     9,193     120,888
    United Fire Group, Inc...............................    24,429   1,026,018
*   United Security Bancshares...........................       428       2,577
    Unity Bancorp, Inc...................................     3,636      45,886
    Univest Corp. of Pennsylvania........................       156       3,290
    Unum Group...........................................   517,445  17,287,837
    Validus Holdings, Ltd................................     8,958     442,794
    Valley National Bancorp..............................       768       6,966
    Voya Financial, Inc..................................    14,373     368,380
    Washington Federal, Inc..............................    97,887   2,447,175
    Waterstone Financial, Inc............................     1,426      22,360
    Wells Fargo & Co..................................... 1,742,901  83,606,961
    WesBanco, Inc........................................    31,678     979,484
#   West BanCorp, Inc....................................     5,278     100,282
    Westfield Financial, Inc.............................    10,811      85,083
    Wintrust Financial Corp..............................    24,224   1,279,027
#   WR Berkley Corp......................................     5,305     308,698

                                     2177

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                        SHARES       VALUE+
                                                       --------- --------------
Financials -- (Continued)
            XL Group, Ltd.............................   240,766 $    8,332,911
            Zions Bancorporation......................    53,325      1,486,701
                                                                 --------------
Total Financials......................................            1,045,178,230
                                                                 --------------
Health Care -- (11.3%)
            Abbott Laboratories.......................    20,941        937,110
#           Aceto Corp................................    31,686        814,647
#*          Addus HomeCare Corp.......................     2,044         38,550
            Aetna, Inc................................   558,462     64,340,407
#*          Albany Molecular Research, Inc............    24,874        359,181
*           Alere, Inc................................    45,800      1,717,500
*           Allergan P.L.C............................    84,749     21,437,260
#*          Amsurg Corp...............................    30,743      2,306,032
            Analogic Corp.............................     2,988        251,052
*           AngioDynamics, Inc........................    14,354        238,133
#*          Anika Therapeutics, Inc...................    14,671        732,376
            Anthem, Inc...............................   504,640     66,279,418
*           Arrhythmia Research Technology, Inc.......     1,200          5,070
*           Boston Scientific Corp.................... 1,204,199     29,237,952
#*          Brookdale Senior Living, Inc..............     4,785         88,379
            Cigna Corp................................    42,954      5,539,348
#           CONMED Corp...............................    43,239      1,757,233
            Cooper Cos., Inc. (The)...................    13,956      2,546,551
*           Cross Country Healthcare, Inc.............     7,595        111,039
            CryoLife, Inc.............................    17,502        255,004
*           Cumberland Pharmaceuticals, Inc...........    23,319        110,066
*           Cutera, Inc...............................     1,289         13,908
*           Cynosure, Inc. Class A....................     8,077        443,912
            Danaher Corp..............................    86,326      7,030,389
            Digirad Corp..............................    26,711        156,526
#*          Emergent Biosolutions, Inc................     8,678        289,758
*           Enzo Biochem, Inc.........................    41,397        288,537
#*          Exactech, Inc.............................     3,390         91,632
*           Express Scripts Holding Co................   493,239     37,520,691
*           Five Star Quality Care, Inc...............    28,953         68,619
*           Harvard Bioscience, Inc...................    32,107         91,505
*           Healthways, Inc...........................    37,281        627,812
*           Hologic, Inc..............................   305,036     11,740,836
            Humana, Inc...............................   236,814     40,862,256
*           Impax Laboratories, Inc...................     4,700        147,674
*           Integer Holdings Corp.....................    41,672        925,535
#           Invacare Corp.............................     7,330         84,442
            Kewaunee Scientific Corp..................     1,631         33,028
#           Kindred Healthcare, Inc...................    56,891        697,484
            LeMaitre Vascular, Inc....................     5,100         87,720
*           LHC Group, Inc............................     1,418         64,179
#*          LifePoint Health, Inc.....................    82,208      4,865,069
*           Magellan Health, Inc......................    17,899      1,225,545
(degrees)*  Medcath Corp..............................    29,240             --
            Medtronic P.L.C...........................   502,733     44,054,493
*           Merit Medical Systems, Inc................    13,395        313,979
#*          Molina Healthcare, Inc....................    24,941      1,416,898
            National HealthCare Corp..................     6,484        418,866

                                     2178

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Health Care -- (Continued)
#*  Natus Medical, Inc..................................    15,698 $    617,402
*   Nuvectra Corp.......................................    13,890       91,813
*   Omnicell, Inc.......................................    35,405    1,369,465
    PerkinElmer, Inc....................................    76,500    4,354,380
    Pfizer, Inc......................................... 4,982,507  183,804,683
*   PharMerica Corp.....................................    33,305      884,581
#*  Prestige Brands Holdings, Inc.......................   111,489    5,964,661
*   Quorum Health Corp..................................    21,979      239,351
*   RTI Surgical, Inc...................................    73,086      237,529
*   SciClone Pharmaceuticals, Inc.......................    13,028      137,576
#*  Select Medical Holdings Corp........................    42,204      485,346
*   Surmodics, Inc......................................     5,593      153,416
#   Teleflex, Inc.......................................    37,223    6,711,679
    Thermo Fisher Scientific, Inc.......................   499,520   79,343,757
#*  Triple-S Management Corp. Class B...................    20,684      513,997
    UnitedHealth Group, Inc.............................    89,716   12,847,331
#   Universal American Corp.............................    84,328      645,952
*   VCA, Inc............................................    69,140    4,932,448
*   WellCare Health Plans, Inc..........................    18,375    1,962,450
                                                                   ------------
Total Health Care.......................................            657,961,418
                                                                   ------------
Industrials -- (11.7%)
    AAR Corp............................................    32,906      795,009
    ABM Industries, Inc.................................    64,500    2,400,045
    Acme United Corp....................................     1,030       22,310
#   Actuant Corp. Class A...............................    44,986    1,068,418
#*  AECOM...............................................    55,835    1,981,584
*   Aegion Corp.........................................    42,549      873,105
*   Aerovironment, Inc..................................    35,065      994,093
    AGCO Corp...........................................    58,973    2,840,140
*   Air Transport Services Group, Inc...................     6,308       91,340
    Alamo Group, Inc....................................    22,751    1,527,275
#   Alaska Air Group, Inc...............................   105,252    7,075,039
    Albany International Corp. Class A..................    20,551      869,924
    AMERCO..............................................    29,431   11,640,255
*   Ameresco, Inc. Class A..............................       981        4,856
    American Railcar Industries, Inc....................    20,003      840,326
#   Apogee Enterprises, Inc.............................    36,374    1,700,485
#   ArcBest Corp........................................    12,135      227,046
    Argan, Inc..........................................        21          969
    Astec Industries, Inc...............................    22,925    1,381,919
*   Atlas Air Worldwide Holdings, Inc...................    31,815    1,375,362
#*  Avis Budget Group, Inc..............................    94,608    3,474,952
    Barnes Group, Inc...................................    36,400    1,380,652
*   BlueLinx Holdings, Inc..............................     1,705       12,617
    Brady Corp. Class A.................................    38,500    1,237,390
#   Briggs & Stratton Corp..............................    41,033      932,680
*   CAI International, Inc..............................    17,082      146,564
*   Casella Waste Systems, Inc. Class A.................     5,201       48,681
#   Caterpillar, Inc....................................   107,902    8,929,970
*   CBIZ, Inc...........................................    38,149      412,391
    CDI Corp............................................    26,779      169,243
    CECO Environmental Corp.............................     3,773       34,900

                                     2179

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Industrials -- (Continued)
#   Celadon Group, Inc..................................    24,642 $    203,543
    Chicago Rivet & Machine Co..........................       700       19,320
#   CIRCOR International, Inc...........................    10,019      570,482
    Columbus McKinnon Corp..............................    17,542      291,022
    Comfort Systems USA, Inc............................    44,560    1,353,733
    CompX International, Inc............................       500        5,950
#   Covanta Holding Corp................................    94,292    1,510,558
#*  Covenant Transportation Group, Inc. Class A.........     7,080      159,512
*   CRA International, Inc..............................     7,613      210,271
    CSX Corp............................................ 1,242,950   35,212,774
    Curtiss-Wright Corp.................................    46,353    4,124,953
#*  DigitalGlobe, Inc...................................    21,971      592,338
    Douglas Dynamics, Inc...............................    30,234      810,271
*   Ducommun, Inc.......................................    12,645      244,554
#*  Dycom Industries, Inc...............................    39,867    3,749,491
    Dynamic Materials Corp..............................     1,436       14,705
    Eastern Co. (The)...................................    10,193      179,703
    Eaton Corp. P.L.C...................................   171,640   10,883,692
    EMCOR Group, Inc....................................    50,540    2,815,078
    Encore Wire Corp....................................    19,966      749,324
*   Energy Recovery, Inc................................     1,783       19,078
    EnerSys.............................................    43,239    2,695,952
*   Engility Holdings, Inc..............................     7,988      231,972
#   Ennis, Inc..........................................    31,756      550,014
    EnPro Industries, Inc...............................    17,635      806,801
    ESCO Technologies, Inc..............................    17,601      745,402
    Espey Manufacturing & Electronics Corp..............     1,671       43,388
    Essendant, Inc......................................    24,021      481,381
#*  Esterline Technologies Corp.........................    44,968    2,735,403
    Federal Signal Corp.................................    71,923      945,787
    FedEx Corp..........................................   142,324   23,042,256
#   Fortune Brands Home & Security, Inc.................   149,626    9,466,837
*   Franklin Covey Co...................................     3,046       50,015
    FreightCar America, Inc.............................     9,404      140,120
*   FTI Consulting, Inc.................................    25,736    1,102,530
    G&K Services, Inc. Class A..........................    29,714    2,383,360
#   GATX Corp...........................................    65,445    2,927,355
*   Gencor Industries, Inc..............................     8,766      154,282
    General Electric Co................................. 3,873,888  120,632,872
#*  Genesee & Wyoming, Inc. Class A.....................     1,200       77,700
*   Gibraltar Industries, Inc...........................    24,203      853,882
*   GP Strategies Corp..................................    18,583      389,500
#   Granite Construction, Inc...........................    27,179    1,352,971
#*  Great Lakes Dredge & Dock Corp......................    69,820      310,001
#   Greenbrier Cos., Inc. (The).........................    22,451      737,066
#   Griffon Corp........................................    67,323    1,153,916
    H&E Equipment Services, Inc.........................    59,629    1,110,292
*   Hawaiian Holdings, Inc..............................    18,070      822,727
    Heidrick & Struggles International, Inc.............    18,234      354,834
*   Herc Holdings, Inc..................................    18,560      656,096
*   Hertz Global Holdings, Inc..........................    55,682    2,710,600
*   Hill International, Inc.............................    27,154      113,232
    Huntington Ingalls Industries, Inc..................    47,666    8,226,198

                                     2180

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Industrials -- (Continued)
#   Hurco Cos., Inc........................................   7,910 $   210,643
#*  Huron Consulting Group, Inc............................   4,001     245,941
    Hyster-Yale Materials Handling, Inc....................  12,246     781,172
*   ICF International, Inc.................................  31,660   1,310,091
    Ingersoll-Rand P.L.C................................... 213,109  14,120,602
    Insteel Industries, Inc................................  17,578     611,539
*   JetBlue Airways Corp................................... 324,893   5,955,289
    Kadant, Inc............................................   5,786     317,883
    KAR Auction Services, Inc..............................  18,100     774,137
    KBR, Inc...............................................   3,600      50,472
#   Kennametal, Inc........................................   1,000      24,860
*   Key Technology, Inc....................................   3,199      31,030
    Kimball International, Inc. Class B....................  31,258     356,029
    Korn/Ferry International...............................  33,148     762,735
#*  Kratos Defense & Security Solutions, Inc...............   2,711      11,956
    L-3 Communications Holdings, Inc....................... 100,470  15,234,266
#*  Lawson Products, Inc...................................   8,847     145,091
#   LB Foster Co. Class A..................................   6,682      70,027
#*  LMI Aerospace, Inc.....................................  13,807     107,418
    LS Starrett Co. (The) Class A..........................   4,097      49,205
    LSI Industries, Inc....................................  27,715     303,756
*   Lydall, Inc............................................  14,605     652,551
    ManpowerGroup, Inc.....................................  22,886   1,588,288
    Marten Transport, Ltd..................................  47,782   1,034,480
    Matson, Inc............................................  62,316   2,328,749
    Matthews International Corp. Class A...................  12,387     744,583
    McGrath RentCorp.......................................  17,552     559,382
*   Mercury Systems, Inc...................................   2,055      53,266
*   MFRI, Inc..............................................   8,900      67,907
    Miller Industries, Inc.................................  20,099     431,325
#   Mobile Mini, Inc.......................................  54,461   1,770,527
*   Moog, Inc. Class A.....................................  35,339   1,946,119
    Mueller Industries, Inc................................  30,912   1,052,244
    Mueller Water Products, Inc. Class A................... 185,957   2,205,450
    Multi-Color Corp.......................................     308      19,891
*   MYR Group, Inc.........................................  19,582     483,088
#   National Presto Industries, Inc........................     571      51,127
*   Navigant Consulting, Inc...............................  12,297     242,374
    Nielsen Holdings P.L.C.................................  16,256     875,548
#*  NL Industries, Inc.....................................  42,070     124,948
#   NN, Inc................................................  18,396     310,341
    Norfolk Southern Corp.................................. 545,229  48,950,660
    Northrop Grumman Corp.................................. 175,493  38,017,049
*   Northwest Pipe Co......................................   6,690      75,597
#*  NOW, Inc...............................................  62,737   1,148,714
*   On Assignment, Inc.....................................  53,951   1,993,489
    Orbital ATK, Inc.......................................  56,610   4,931,863
    Oshkosh Corp...........................................  14,466     796,932
    Owens Corning.......................................... 149,300   7,899,463
#*  PAM Transportation Services, Inc.......................   9,249     185,257
#   Pentair P.L.C.......................................... 117,934   7,526,548
#   Powell Industries, Inc.................................   7,529     277,368
    Providence and Worcester Railroad Co...................     850      13,532

                                     2181

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Industrials -- (Continued)
    Quad/Graphics, Inc.....................................   2,390 $    60,610
    Quanex Building Products Corp..........................  21,431     428,406
*   Quanta Services, Inc................................... 168,307   4,308,659
    Raytheon Co............................................  44,355   6,188,853
    RCM Technologies, Inc..................................  20,293     116,888
    Regal Beloit Corp......................................  16,070     980,431
    Republic Services, Inc................................. 429,755  22,029,241
    Resources Connection, Inc..............................  25,955     386,730
*   Roadrunner Transportation Systems, Inc.................     879       6,654
#*  Rush Enterprises, Inc. Class A.........................  32,603     749,217
#*  Rush Enterprises, Inc. Class B.........................  18,522     432,118
    Ryder System, Inc......................................  89,844   5,920,720
#*  Saia, Inc..............................................   8,925     257,843
*   SIFCO Industries, Inc..................................   6,623      56,362
    SkyWest, Inc...........................................  38,506   1,107,818
    Southwest Airlines Co.................................. 645,761  23,899,615
#*  Sparton Corp...........................................   9,132     190,037
*   SPX FLOW, Inc..........................................  12,803     349,266
    Standex International Corp.............................  22,341   1,983,881
    Stanley Black & Decker, Inc............................ 154,919  18,853,642
    Steelcase, Inc. Class A................................  55,469     804,301
    Supreme Industries, Inc. Class A.......................   1,433      24,074
#*  Team, Inc..............................................   6,674     184,269
    Terex Corp.............................................  27,578     665,733
    Tetra Tech, Inc........................................  45,222   1,489,160
*   Titan Machinery, Inc...................................   2,883      32,318
*   TRC Cos., Inc..........................................  23,870     167,567
#   Trinity Industries, Inc................................ 183,814   4,266,323
    Triton International, Ltd..............................  24,053     403,850
#   Triumph Group, Inc.....................................  57,456   1,771,368
#*  Tutor Perini Corp......................................  33,844     850,161
#   Twin Disc, Inc.........................................     900       8,487
    Tyco International P.L.C............................... 240,619  10,965,008
*   Ultralife Corp.........................................   3,309      14,394
    UniFirst Corp..........................................  18,705   2,186,240
    Union Pacific Corp..................................... 888,128  82,640,310
    Universal Forest Products, Inc.........................  31,800   3,438,216
#*  USA Truck, Inc.........................................  15,105     291,224
*   Vectrus, Inc...........................................   4,069     126,749
#*  Veritiv Corp...........................................   9,437     398,430
    Viad Corp..............................................  23,193     807,580
*   Virco Manufacturing Corp...............................  12,601      56,831
    VSE Corp...............................................     305      19,386
    Waste Connections Inc..................................   2,800     208,544
    Watts Water Technologies, Inc. Class A.................  53,615   3,316,088
#   Werner Enterprises, Inc................................  34,105     856,718
#*  Wesco Aircraft Holdings, Inc...........................   6,228      80,030
#*  WESCO International, Inc...............................  11,687     651,433
*   Westport Fuel Systems, Inc.............................   8,411      11,607
*   Willdan Group, Inc.....................................   1,000      10,610
*   Willis Lease Finance Corp..............................   6,713     181,251

                                     2182

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Industrials -- (Continued)
#*  XPO Logistics, Inc..................................    12,216 $    361,838
                                                                   ------------
Total Industrials.......................................            681,644,525
                                                                   ------------
Information Technology -- (10.6%)
    Activision Blizzard, Inc............................   982,162   39,443,626
*   Actua Corp..........................................     1,184       11,816
#*  Acxiom Corp.........................................     7,769      178,299
#*  Agilysys, Inc.......................................    16,899      192,987
*   Alpha & Omega Semiconductor, Ltd....................    20,661      295,246
*   Amtech Systems, Inc.................................     2,395       14,586
*   ARRIS International P.L.C...........................    70,523    1,921,046
*   Arrow Electronics, Inc..............................   182,170   12,112,483
    AstroNova, Inc......................................     6,285       99,869
    Avnet, Inc..........................................   139,400    5,729,340
    AVX Corp............................................    86,630    1,183,366
*   Aware, Inc..........................................    14,326       68,622
*   Axcelis Technologies, Inc...........................       175        1,872
*   AXT, Inc............................................    16,521       61,954
    Bel Fuse, Inc. Class A..............................     3,874       66,013
    Bel Fuse, Inc. Class B..............................    11,837      242,540
*   Benchmark Electronics, Inc..........................    62,063    1,454,757
    Black Box Corp......................................    18,611      254,040
*   Blackhawk Network Holdings, Inc.....................    25,926      901,966
*   Blucora, Inc........................................    57,127      583,267
    Brocade Communications Systems, Inc.................   461,513    4,292,071
    Brooks Automation, Inc..............................    50,847      637,113
*   BSQUARE Corp........................................     4,065       21,301
*   CACI International, Inc. Class A....................    24,830    2,367,044
#*  Calix, Inc..........................................    16,027      123,728
#*  Ciber, Inc..........................................    34,165       47,831
    Cisco Systems, Inc.................................. 4,129,839  126,083,985
    Cohu, Inc...........................................    28,915      305,342
#*  CommerceHub, Inc. Series A..........................    20,226      285,188
#*  CommerceHub, Inc. Series B..........................       865       12,929
#*  CommerceHub, Inc. Series C..........................    42,181      590,536
    Communications Systems, Inc.........................     9,323       68,431
    Computer Sciences Corp..............................   136,993    6,552,375
    Comtech Telecommunications Corp.....................    15,569      203,487
    Concurrent Computer Corp............................    13,740       70,349
#   Convergys Corp......................................   197,364    5,259,751
*   CoreLogic, Inc......................................    96,545    3,888,833
#   Corning, Inc........................................   785,955   17,463,920
*   Cray, Inc...........................................    12,866      406,051
    CSP, Inc............................................     2,414       20,181
    CTS Corp............................................    66,936    1,279,147
*   CyberOptics Corp....................................     3,281       56,663
#   Cypress Semiconductor Corp..........................    52,022      605,536
*   Datalink Corp.......................................    28,408      243,741
*   Digi International, Inc.............................    25,438      282,616
*   Diodes, Inc.........................................     4,709       87,164
*   DSP Group, Inc......................................    46,713      505,902
*   EchoStar Corp. Class A..............................    23,551      917,311
*   Edgewater Technology, Inc...........................    13,603      118,074

                                     2183

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Information Technology -- (Continued)
    Electro Rent Corp...................................    24,062 $    372,239
*   Electro Scientific Industries, Inc..................     6,085       41,195
#*  Electronics for Imaging, Inc........................    58,110    2,573,692
    EMC Corp............................................   342,124    9,675,267
#*  Emcore Corp.........................................       744        4,821
#*  EnerNOC, Inc........................................    13,197       98,714
*   Entegris, Inc.......................................       300        5,127
#   Epiq Systems, Inc...................................    23,453      383,222
*   ePlus, Inc..........................................     8,745      735,542
#*  Exar Corp...........................................    51,341      430,238
*   Fabrinet............................................     4,055      153,117
*   Fairchild Semiconductor International, Inc..........   118,008    2,329,478
    Fidelity National Information Services, Inc.........   151,857   12,077,187
#*  Finisar Corp........................................    61,526    1,154,228
#*  First Solar, Inc....................................    28,266    1,319,457
*   FormFactor, Inc.....................................    46,295      432,858
*   Frequency Electronics, Inc..........................    10,976      117,663
*   GSE Systems, Inc....................................     9,536       22,314
#*  GSI Technology, Inc.................................     3,363       16,378
    Hackett Group, Inc. (The)...........................    42,498      569,048
#*  Harmonic, Inc.......................................    22,962       75,545
    Hewlett Packard Enterprise Co.......................   810,974   17,046,673
    HP, Inc.............................................    79,891    1,119,273
*   Hutchinson Technology, Inc..........................    13,656       26,902
    IAC/InterActiveCorp.................................   125,298    7,262,272
#*  ID Systems, Inc.....................................    10,784       54,028
    Ingram Micro, Inc. Class A..........................   277,679    9,507,729
*   Insight Enterprises, Inc............................    42,100    1,119,860
    Intel Corp.......................................... 3,922,800  136,748,808
*   Internap Corp.......................................    32,386       71,897
    Intersil Corp. Class A..............................   119,798    1,830,513
*   IntriCon Corp.......................................     2,835       15,252
*   Itron, Inc..........................................    33,397    1,425,718
    IXYS Corp...........................................     3,055       33,422
    Juniper Networks, Inc...............................   212,100    4,812,549
*   Key Tronic Corp.....................................    17,623      132,877
*   Kimball Electronics, Inc............................    23,443      295,851
*   Kulicke & Soffa Industries, Inc.....................    71,688      900,401
*   KVH Industries, Inc.................................    19,858      180,112
#*  Lattice Semiconductor Corp..........................   108,469      651,899
    Lexmark International, Inc. Class A.................    35,849    1,314,583
*   Limelight Networks, Inc.............................    10,944       18,495
    ManTech International Corp. Class A.................     2,048       80,916
    Marvell Technology Group, Ltd.......................   166,418    1,955,411
#*  Maxwell Technologies, Inc...........................     2,521       13,865
    Mentor Graphics Corp................................    35,620      760,843
    Methode Electronics, Inc............................    79,272    2,776,898
*   Micron Technology, Inc..............................   758,908   10,427,396
#*  Microsemi Corp......................................     7,940      309,660
#   MKS Instruments, Inc................................    61,200    2,795,616
    MOCON, Inc..........................................       700       10,143
#*  ModusLink Global Solutions, Inc.....................    67,250       86,080
    NCI, Inc. Class A...................................       686        8,705

                                     2184

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Information Technology -- (Continued)
#*  NETGEAR, Inc...........................................     428 $    22,012
#*  Novatel Wireless, Inc..................................  10,953      19,496
    Optical Cable Corp.....................................  10,793      23,853
*   PAR Technology Corp....................................  12,896      66,414
    Park Electrochemical Corp..............................   1,642      26,600
    PC Connection, Inc.....................................  39,267   1,013,481
    PC-Tel, Inc............................................  30,574     155,010
*   PCM, Inc...............................................  10,471     174,028
#*  Photronics, Inc........................................  79,712     770,018
#*  Plexus Corp............................................  10,626     488,158
*   Polycom, Inc...........................................  36,977     458,145
*   Qorvo, Inc.............................................  24,909   1,574,996
    QUALCOMM, Inc.......................................... 788,069  49,317,358
#*  Rambus, Inc............................................   1,069      14,453
*   RealNetworks, Inc......................................  12,525      54,233
    Reis, Inc..............................................  13,511     341,558
    RF Industries, Ltd.....................................   2,823       6,493
    Richardson Electronics, Ltd............................  15,464      97,269
*   Rofin-Sinar Technologies, Inc..........................   4,978     157,305
*   Rogers Corp............................................   7,543     516,243
#*  Rovi Corp..............................................  19,000     357,390
*   Rudolph Technologies, Inc..............................  16,097     283,629
*   Sanmina Corp...........................................  39,846   1,009,698
*   ScanSource, Inc........................................  14,745     604,987
*   Seachange International, Inc...........................   8,687      27,798
*   ShoreTel, Inc..........................................   3,200      23,488
*   Sonus Networks, Inc....................................   6,622      57,082
#   SS&C Technologies Holdings, Inc........................  51,586   1,662,101
*   StarTek, Inc...........................................  22,913      96,693
#*  SunPower Corp..........................................  18,322     267,135
#*  Super Micro Computer, Inc..............................   5,886     126,843
*   Sykes Enterprises, Inc.................................  20,292     622,761
#   SYNNEX Corp............................................  55,900   5,619,627
*   Synopsys, Inc..........................................   4,200     227,472
#*  Systemax, Inc..........................................   5,094      45,591
#*  Tech Data Corp.........................................  82,952   6,464,449
*   Telenav, Inc...........................................   9,865      49,128
    Teradyne, Inc..........................................  26,789     529,083
    Tessco Technologies, Inc...............................   8,689     116,780
    Tessera Technologies, Inc..............................  48,635   1,563,129
#*  TTM Technologies, Inc..................................  55,241     549,648
#*  Veeco Instruments, Inc.................................  15,978     267,951
*   Virtusa Corp...........................................  30,064     817,741
#   Vishay Intertechnology, Inc............................ 151,731   2,022,574
#*  Vishay Precision Group, Inc............................  16,480     216,712
    Western Digital Corp................................... 215,907  10,257,742
*   Xcerra Corp............................................  20,165     123,006
    Xerox Corp............................................. 889,633   9,163,220
*   XO Group, Inc..........................................   6,284     114,557

                                     2185

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Information Technology -- (Continued)
*   Yahoo!, Inc......................................... 1,048,770 $ 40,052,526
                                                                   ------------
Total Information Technology............................            612,633,936
                                                                   ------------
Materials -- (2.3%)
    A Schulman, Inc.....................................    32,960      966,058
#*  A. M. Castle & Co...................................     2,083        2,895
#   Alcoa, Inc..........................................   995,255   10,569,608
#   Allegheny Technologies, Inc.........................    22,777      405,658
    Ampco-Pittsburgh Corp...............................     4,007       52,933
    Ashland, Inc........................................   112,560   12,746,294
#   Axiall Corp.........................................    26,423      862,711
#   Bemis Co., Inc......................................    25,154    1,283,860
    Cabot Corp..........................................    46,280    2,253,373
*   Century Aluminum Co.................................    15,822      120,089
*   Chemtura Corp.......................................    49,368    1,386,747
*   Clearwater Paper Corp...............................    16,822    1,058,272
#   Commercial Metals Co................................    85,208    1,409,340
#*  Core Molding Technologies, Inc......................    11,847      188,604
    Domtar Corp.........................................     8,107      319,173
    Dow Chemical Co. (The)..............................    11,060      593,590
#   Freeport-McMoRan, Inc...............................   327,519    4,244,646
    Friedman Industries, Inc............................    13,926       80,214
    FutureFuel Corp.....................................     6,104       69,952
    Graphic Packaging Holding Co........................   154,000    2,100,560
    Greif, Inc. Class A.................................     4,885      196,035
    Huntsman Corp.......................................    50,242      776,741
*   Ingevity Corp.......................................    33,431    1,279,404
    International Paper Co..............................   493,615   22,612,503
    Kaiser Aluminum Corp................................    27,181    2,251,946
    KapStone Paper and Packaging Corp...................    80,984    1,156,452
*   Kraton Performance Polymers, Inc....................     5,435      162,561
*   Louisiana-Pacific Corp..............................   173,457    3,503,831
    Martin Marietta Materials, Inc......................    23,633    4,789,228
    Materion Corp.......................................    18,497      488,506
    Mercer International, Inc...........................    21,725      171,410
    Minerals Technologies, Inc..........................    34,280    2,237,113
    Mosaic Co. (The)....................................    17,274      466,398
    Myers Industries, Inc...............................    57,792      863,990
    Neenah Paper, Inc...................................     7,684      579,604
    Newmont Mining Corp.................................    48,146    2,118,424
*   Northern Technologies International Corp............     3,035       42,672
    Nucor Corp..........................................    83,945    4,502,810
#   Olin Corp...........................................    69,801    1,458,841
#   Olympic Steel, Inc..................................     9,986      286,199
    PH Glatfelter Co....................................    50,600    1,045,396
    PolyOne Corp........................................     5,174      181,452
    Reliance Steel & Aluminum Co........................    93,801    7,357,750
#*  Resolute Forest Products, Inc.......................     1,817       10,030
#   Schnitzer Steel Industries, Inc. Class A............       400        7,796
    Sensient Technologies Corp..........................    38,101    2,812,997
    Steel Dynamics, Inc.................................    94,919    2,545,728
#*  Stillwater Mining Co................................    55,630      851,139
    SunCoke Energy, Inc.................................    62,210      474,662

                                     2186

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Materials -- (Continued)
#            Synalloy Corp............................     5,144 $       39,249
             Tredegar Corp............................    27,973        495,122
             Tronox, Ltd. Class A.....................     1,600         10,384
#*           Universal Stainless & Alloy Products,
               Inc....................................     6,269         73,285
             Vulcan Materials Co......................    58,246      7,221,339
#            Westlake Chemical Corp...................   158,152      7,233,873
             WestRock Co..............................   200,591      8,607,360
#            Worthington Industries, Inc..............    47,320      2,096,749
                                                                 --------------
Total Materials.......................................              131,723,556
                                                                 --------------
Other -- (0.0%)
(degrees)#*  Gerber Scientific, Inc. Escrow Shares....    47,409             --
(degrees)*   Petrocorp, Inc. Escrow Shares............       900             --
                                                                 --------------
Total Other...........................................                       --
                                                                 --------------
Telecommunication Services -- (4.9%)
             AT&T, Inc................................ 5,441,020    235,541,756
#            ATN International, Inc...................        84          6,176
#            CenturyLink, Inc.........................   512,432     16,110,862
#            Frontier Communications Corp.............   696,949      3,624,135
*            General Communication, Inc. Class A......    45,867        705,893
#*           Iridium Communications, Inc..............    14,800        132,904
#*           Lumos Networks Corp......................       500          5,850
#*           ORBCOMM, Inc.............................    44,499        471,244
#            Shenandoah Telecommunications Co.........   112,708      4,630,045
             Spok Holdings, Inc.......................    12,522        231,406
#*           Sprint Corp..............................   422,600      2,594,764
#*           T-Mobile US, Inc.........................   113,786      5,272,843
             Telephone & Data Systems, Inc............   111,207      3,501,908
#*           United States Cellular Corp..............     7,591        307,056
             Verizon Communications, Inc..............   187,958     10,414,753
*            Vonage Holdings Corp.....................    85,934        509,589
                                                                 --------------
Total Telecommunication Services......................              284,061,184
                                                                 --------------
Utilities -- (0.2%)
*            Calpine Corp.............................    62,921        864,534
             Consolidated Water Co., Ltd..............     6,656         89,390
             NRG Energy, Inc..........................   241,908      3,348,007
#            Ormat Technologies, Inc..................    20,134        918,916
             UGI Corp.................................    78,988      3,574,997
                                                                 --------------
Total Utilities.......................................                8,795,844
                                                                 --------------
TOTAL COMMON STOCKS...................................            5,522,988,442
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)*   Leap Wireless International, Inc.
               Contingent Value Rights................     8,393             --
(degrees)*   Safeway Casa Ley Contingent Value
               Rights.................................   157,807        160,158

                                     2187

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                        SHARES       VALUE+
                                                      ---------- --------------
(degrees)*  Safeway PDC, LLC Contingent Value
              Rights.................................    157,807 $        7,701
TOTAL RIGHTS/WARRANTS................................                   167,859
                                                                 --------------
TOTAL INVESTMENT SECURITIES..........................             5,523,156,301
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.9%)
            State Street Institutional Liquid
              Reserves, 0.457%....................... 53,052,247     53,052,247
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (3.9%)
(S)@        DFA Short Term Investment Fund........... 19,647,291    227,319,161
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $3,502,858,105)^^...........................            $5,803,527,709
                                                                 ==============

                                     2188

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

Summary of the Series' investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                             -------------- ------------ ------- --------------
 Common Stocks
    Consumer
      Discretionary......... $  887,821,787           --   --    $  887,821,787
    Consumer Staples........    479,348,973           --   --       479,348,973
    Energy..................    733,818,989           --   --       733,818,989
    Financials..............  1,045,178,230           --   --     1,045,178,230
    Health Care.............    657,961,418           --   --       657,961,418
    Industrials.............    681,644,525           --   --       681,644,525
    Information
      Technology............    612,633,936           --   --       612,633,936
    Materials...............    131,723,556           --   --       131,723,556
    Other...................             --           --   --                --
    Telecommunication
      Services..............    284,061,184           --   --       284,061,184
    Utilities...............      8,795,844           --   --         8,795,844
 Rights/Warrants............             -- $    167,859   --           167,859
 Temporary Cash
   Investments..............     53,052,247           --   --        53,052,247
 Securities Lending
   Collateral...............             --  227,319,161   --       227,319,161
 Futures Contracts**........      1,059,219           --   --         1,059,219
                             -------------- ------------   --    --------------
 TOTAL...................... $5,577,099,908 $227,487,020   --    $5,804,586,928
                             ============== ============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                                     2189

ORGANIZATION

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust's advisor is Dimensional Fund Advisors LP (the "Advisor"). At July 31, 2016, the Trust consisted of eleven operational portfolios, of which nine (collectively, the "Series") are included in this document.

SECURITY VALUATION

The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

.. Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

.. Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

.. Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

Securities held by the Domestic Equity Portfolios (The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series) and the International Equity Portfolios (The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may

                                     2190
not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Trust recognizes transfers between the levels as of the end of the period. As of July 31, 2016, The Emerging Market Series and The Emerging Market Small Cap Series had significant transfers of securities with a total value of $330,627 and $633,489 (in thousands), respectively, that transferred from Level 2 to Level 1 because fair value procedures were no longer applied. At October 31, 2015, the fair market values of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

FINANCIAL INSTRUMENTS

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS

Summarized below are the specific types of derivative instruments used by the Series.



                                     2191

2. FUTURES CONTRACTS: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, do not intend to sell futures contracts to establish short positions on individual securities. Upon entering into a futures contract, the Series deposit cash or pledge U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

At July 31, 2016, the Series had the following outstanding futures contracts (dollar amounts in thousands):

                                                     EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                   DESCRIPTION          DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                             --------------------    ---------- --------- -------- ----------- ----------
The U.S. Large Cap Value
  Series.................... S&P 500 Emini Index(R)   09/16/16    1,336   $144,836   $4,645      $5,611
                                                                          --------   ------      ------
                                                                          $144,836   $4,645      $5,611
                                                                          --------   ------      ------

                                                     EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                   DESCRIPTION          DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                             --------------------    ---------- --------- -------- ----------- ----------
The DFA International Value
  Series.................... Mini MSCI EAFE Index(R)  09/16/16      400   $ 33,604   $  249      $1,582
The DFA International Value
  Series.................... S&P 500 Emini Index(R)   09/16/16      462     50,085    2,638       2,358
                                                                          --------   ------      ------
                                                                          $ 83,689   $2,887      $3,940
                                                                          --------   ------      ------

                                     2192

                                                             EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                        DESCRIPTION             DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                                 --------------------------- ---------- --------- -------- ----------- ----------
The Emerging Markets Series..... Mini MSCI Emerging Markets
                                   Index(R)                   09/16/16    1,030   $45,397    $2,710      $2,318
                                                                                  -------    ------      ------
                                                                                  $45,397    $2,710      $2,318
                                                                                  -------    ------      ------

                                                             EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                        DESCRIPTION             DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                                 --------------------------- ---------- --------- -------- ----------- ----------
The Emerging Markets Small Cap   Mini MSCI Emerging Markets
  Series........................   Index(R)                   09/16/16      820   $36,142    $  986      $2,311
                                                                                  -------    ------      ------
                                                                                  $36,142    $  986      $2,311
                                                                                  -------    ------      ------

                                                             EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                        DESCRIPTION             DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                                 --------------------------- ---------- --------- -------- ----------- ----------
The Tax-Managed U.S. Marketwide
  Value Series.................. S&P 500 Emini Index(R)       09/16/16      359   $38,919    $1,059      $1,508
                                                                                  -------    ------      ------
                                                                                  $38,919    $1,059      $1,508
                                                                                  -------    ------      ------

FEDERAL TAX COST

At July 31, 2016, the total cost of securities for federal income tax purposes was:

The U.S. Large Cap Value Series............................... $15,722,144,999
The DFA International Value Series............................   9,842,478,887
The Japanese Small Company Series.............................   2,964,389,499
The Asia Pacific Small Company Series.........................   1,839,399,872
The United Kingdom Small Company Series.......................   1,672,588,836
The Continental Small Company Series..........................   3,919,828,566
The Emerging Markets Series...................................   4,066,933,567
The Emerging Markets Small Cap Series.........................   5,770,548,181
The Tax-Managed U.S. Marketwide Value Series..................   3,503,464,180

OTHER

The Series are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION,
No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court

                                     2193
entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the Second Circuit, and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs petitioned the Second Circuit for rehearing of the appeal, but the Second Circuit denied the petition. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series at this time.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from their net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.

                                     2194

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                          SHARES     VALUE++
                                                        ---------- ------------
COMMON STOCKS -- (92.5%)

BELGIUM -- (0.0%)
*   Viohalco SA........................................      6,650 $      9,908
                                                                   ------------
BRAZIL -- (5.7%)
    Aliansce Shopping Centers SA.......................    635,800    2,841,334
*   B2W Cia Digital....................................    193,900      777,418
    Banco Alfa de Investimento SA......................     55,600       91,741
    Banco Bradesco SA..................................    346,435    3,120,949
    Banco do Brasil SA................................. 11,814,302   76,699,685
    Banco Santander Brasil SA..........................    590,218    3,709,796
#   Banco Santander Brasil SA ADR......................     17,200      107,500
    BM&FBovespa SA - Bolsa de Valores Mercadorias e
      Futuros.......................................... 21,747,095  128,038,504
*   Brasil Brokers Participacoes SA....................  1,311,600      930,385
    BrasilAgro - Co. Brasileira de Propriedades
      Agricolas........................................     66,784      262,201
    BTG Pactual Group..................................     94,900      497,856
*   Cia Siderurgica Nacional SA........................  4,212,685   14,382,687
    Cosan SA Industria e Comercio......................  1,455,174   15,281,481
    Cyrela Brazil Realty SA Empreendimentos e
      Participacoes....................................  3,841,017   13,279,608
    Direcional Engenharia SA...........................  1,814,261    3,581,073
    Duratex SA.........................................  4,079,720   12,469,166
    Embraer SA.........................................    838,858    3,836,746
    Embraer SA Sponsored ADR...........................    404,349    7,387,456
    Estacio Participacoes SA...........................    287,131    1,562,997
    Eternit SA.........................................    314,302      162,851
    Even Construtora e Incorporadora SA................  6,262,930    8,923,864
    Ez Tec Empreendimentos e Participacoes SA..........  1,216,737    6,679,593
    Fibria Celulose SA.................................  1,760,576   10,745,682
#   Fibria Celulose SA Sponsored ADR...................  3,113,211   19,146,248
    GAEC Educacao SA...................................     67,900      318,726
#   Gafisa SA ADR......................................  2,278,791    3,099,156
    Gerdau SA..........................................  1,919,263    3,273,354
    Gerdau SA Sponsored ADR............................ 14,092,350   33,257,946
    Guararapes Confeccoes SA...........................     58,200    1,235,476
    Helbor Empreendimentos SA..........................  1,331,389      960,847
    Hypermarcas SA.....................................    655,657    5,550,760
*   International Meal Co. Alimentacao SA..............    284,000      499,260
    Iochpe Maxion SA...................................  1,312,412    7,002,445
    JBS SA............................................. 13,093,875   44,017,776
*   JHSF Participacoes SA..............................  1,088,374      617,631
    Kepler Weber SA....................................     12,200       83,907
    Kroton Educacional SA.............................. 13,610,705   60,615,156
*   Log-in Logistica Intermodal SA.....................     41,540       72,769
*   Magnesita Refratarios SA...........................    643,250    3,243,627
*   Marisa Lojas SA....................................      6,200       15,871
*   Mills Estruturas e Servicos de Engenharia SA.......    627,446    1,103,023
    MRV Engenharia e Participacoes SA..................  6,723,424   28,097,211
    Paranapanema SA....................................  3,320,843    2,232,741
*   PDG Realty SA Empreendimentos e Participacoes......        762          832
*   Petroleo Brasileiro SA............................. 12,763,637   55,150,060
#*  Petroleo Brasileiro SA Sponsored ADR............... 22,735,012  197,339,904
    Porto Seguro SA....................................    648,281    5,618,275
    QGEP Participacoes SA..............................  1,408,166    2,653,557
    Rodobens Negocios Imobiliarios SA..................    247,016      553,089

                                     2195

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
BRAZIL -- (Continued)
*   Rumo Logistica Operadora Multimodal SA............   2,036,465 $  3,843,809
    Santos Brasil Participacoes SA....................     221,200      958,506
    Sao Carlos Empreendimentos e Participacoes SA.....      52,300      430,672
    SLC Agricola SA...................................   1,113,591    5,151,698
    Sul America SA....................................   1,800,422    9,572,932
    Technos SA........................................      39,400       61,365
    Tecnisa SA........................................   1,664,398    1,411,638
*   Tereos Internacional SA...........................      11,913      234,418
    TPI - Triunfo Participacoes e Investimentos SA....     445,500      625,162
*   Usinas Siderurgicas de Minas Gerais SA............     524,300    1,358,290
    Vale SA...........................................   5,757,434   32,849,904
    Vale SA Sponsored ADR.............................  16,396,265   94,278,524
    Via Varejo SA(B7VY430)............................     167,924      150,191
    Via Varejo SA(BGSHPP4)............................     535,859    1,107,283
                                                                   ------------
TOTAL BRAZIL..........................................              943,164,612
                                                                   ------------
CHILE -- (1.5%)
    CAP SA............................................     496,020    2,163,197
    Cementos BIO BIO SA...............................     665,307      629,077
    Cencosud SA.......................................   9,622,692   27,412,141
    Cencosud SA ADR...................................      56,591      479,892
*   Cia Sud Americana de Vapores SA...................  94,343,951    1,719,275
    Cristalerias de Chile SA..........................     264,624    2,273,749
    Embotelladora Andina SA Class A ADR...............       9,938      206,164
*   Empresa Nacional de Telecomunicaciones SA.........      83,334      821,043
    Empresas CMPC SA..................................  19,454,112   40,819,015
    Empresas COPEC SA.................................   2,642,329   23,975,306
    Empresas Hites SA.................................   1,794,180      953,479
*   Empresas La Polar SA..............................   1,867,513       83,156
    Enersis Americas SA...............................  31,699,502    5,568,053
    Enersis Americas SA Sponsored ADR.................   4,491,358   38,984,987
    Enersis Chile SA..................................  61,669,256    7,161,226
    Enersis Chile SA ADR..............................   4,937,029   28,338,546
    Gas Natural Chile SA..............................     161,080      860,455
    Gasco SA..........................................     161,080      413,373
    Grupo Security SA.................................   1,183,304      396,086
    Inversiones Aguas Metropolitanas SA...............   5,579,689    9,562,137
    Itau CorpBanca.................................... 644,246,774    5,609,420
*   Latam Airlines Group SA...........................   1,849,890   16,132,318
#*  Latam Airlines Group SA Sponsored ADR.............   1,200,157   10,501,374
    Masisa SA.........................................  43,593,930    1,964,440
    PAZ Corp. SA......................................   2,201,345    1,291,250
    Ripley Corp. SA...................................  12,474,248    7,871,553
    Salfacorp SA......................................   2,769,373    2,115,155
    Sigdo Koppers SA..................................      76,067      102,019
    Sociedad Matriz SAAM SA...........................  52,778,431    4,192,284
    Socovesa SA.......................................   5,773,726    1,398,253
*   Tech Pack SA......................................     626,034      343,307

                                     2196

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
CHILE -- (Continued)
    Vina Concha y Toro SA.............................     755,190 $  1,286,701
                                                                   ------------
TOTAL CHILE...........................................              245,628,431
                                                                   ------------
CHINA -- (13.6%)
    361 Degrees International, Ltd....................   8,736,000    2,595,717
#   Agile Group Holdings, Ltd.........................  19,562,999   11,228,530
    Agricultural Bank of China, Ltd. Class H.......... 188,329,000   69,372,137
*   Aluminum Corp. of China, Ltd. ADR.................      76,331      615,228
    AMVIG Holdings, Ltd...............................   5,381,100    1,897,228
#*  Angang Steel Co., Ltd. Class H....................   9,484,640    4,650,262
    Anhui Tianda Oil Pipe Co., Ltd. Class H...........     672,863      144,691
#*  Anton Oilfield Services Group.....................   1,760,000      167,148
#*  Anxin-China Holdings, Ltd.........................   6,152,000       57,251
#   Asia Cement China Holdings Corp...................   6,993,000    1,422,962
#*  Asian Citrus Holdings, Ltd........................   4,633,000      412,795
#   AVIC International Holdings, Ltd. Class H.........   3,214,000    1,894,376
    Bank of China, Ltd. Class H....................... 535,573,817  221,112,172
    Bank of Chongqing Co., Ltd. Class H...............     186,000      138,945
    Bank of Communications Co., Ltd. Class H..........  56,202,574   38,042,813
    Baoye Group Co., Ltd. Class H.....................   2,809,120    2,040,689
    BBMG Corp. Class H................................  10,001,000    3,672,043
    Beijing Capital International Airport Co., Ltd.
      Class H.........................................   5,681,599    6,566,692
    Beijing Capital Land, Ltd. Class H................  10,475,060    3,990,838
    Beijing Enterprises Holdings, Ltd.................   2,490,500   14,079,765
    Beijing North Star Co., Ltd. Class H..............   3,718,000    1,141,394
#   Boer Power Holdings, Ltd..........................     581,000      231,244
    Bosideng International Holdings, Ltd..............   6,554,000      549,605
*   BYD Electronic International Co., Ltd.............   6,230,636    4,751,312
    C C Land Holdings, Ltd............................  17,923,286    4,621,687
    Carrianna Group Holdings Co., Ltd.................   3,880,391      370,143
    CECEP COSTIN New Materials Group, Ltd.............     132,000       10,586
#   Central China Real Estate, Ltd....................   8,352,350    1,637,101
    Century Sunshine Group Holdings, Ltd..............  12,725,000      517,750
*   CGN Meiya Power Holdings Co., Ltd.................     778,000      114,788
    Changshouhua Food Co., Ltd........................      70,006       30,746
*   Chigo Holding, Ltd................................  36,676,000      397,586
#   China Aerospace International Holdings, Ltd.......  25,776,000    3,298,327
#*  China Agri-Industries Holdings, Ltd...............  15,154,500    5,287,759
    China Aoyuan Property Group, Ltd..................  13,729,000    2,888,392
*   China Automation Group, Ltd.......................   4,009,000      612,638
    China BlueChemical, Ltd. Class H..................   8,090,878    1,621,460
*   China Child Care Corp., Ltd.......................     700,000       41,584
    China Cinda Asset Management Co., Ltd. Class H....  55,371,000   18,045,312
    China CITIC Bank Corp., Ltd. Class H..............  29,746,112   18,855,034
#*  China Coal Energy Co., Ltd. Class H...............  26,001,000   13,760,060
    China Communications Construction Co., Ltd.
      Class H.........................................  18,739,327   20,534,787
    China Communications Services Corp., Ltd.
      Class H.........................................  24,225,071   13,175,286
    China Construction Bank Corp. Class H............. 680,175,101  457,445,108
    China Dongxiang Group Co., Ltd....................     774,000      152,787
*   China Dredging Environment Protection Holdings,
      Ltd.............................................   1,312,000      127,259
    China Everbright Bank Co., Ltd. Class H...........   9,180,000    4,000,811
    China Everbright, Ltd.............................   6,037,869   11,565,582
#   China Evergrande Group............................  20,873,000   13,186,977

                                     2197

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
CHINA -- (Continued)
#*  China Fiber Optic Network System Group, Ltd.........  3,236,000 $   267,824
    China Financial Services Holdings, Ltd..............  1,250,000      96,940
    China Galaxy Securities Co., Ltd. Class H...........  2,526,500   2,192,446
*   China Glass Holdings, Ltd...........................  7,708,000   1,025,711
*   China High Precision Automation Group, Ltd..........    429,000      12,649
    China High Speed Transmission Equipment Group Co.,
      Ltd...............................................  8,618,000   6,743,829
#   China Hongqiao Group, Ltd...........................  8,644,000   5,782,617
*   China Huiyuan Juice Group, Ltd......................    775,483     268,156
*   China ITS Holdings Co., Ltd.........................  5,486,147     488,678
#   China Jinmao Holdings Group, Ltd.................... 43,994,580  12,287,720
*   China Longevity Group Co., Ltd......................  1,152,649      38,182
#*  China Lumena New Materials Corp..................... 52,602,000          --
#   China Merchants Holdings International Co., Ltd.....  6,463,333  19,009,874
#   China Merchants Land, Ltd...........................  9,082,000   1,443,113
#*  China Metal Recycling Holdings, Ltd.................  3,259,800          --
    China Minsheng Banking Corp., Ltd. Class H.......... 11,738,500  12,272,819
#   China Modern Dairy Holdings, Ltd....................  4,378,000     576,621
#   China National Building Material Co., Ltd.
      Class H........................................... 33,746,000  15,564,116
#   China National Materials Co., Ltd. Class H.......... 15,323,000   3,768,130
*   China New Town Development Co., Ltd................. 11,705,522     407,788
#*  China Ocean Resources Co., Ltd......................  1,059,646   1,264,439
*   China Oil & Gas Group, Ltd..........................  2,300,000     169,379
    China Oilfield Services, Ltd. Class H...............    414,000     327,598
*   China Oriental Group Co., Ltd.......................     26,000         729
#*  China Overseas Grand Oceans Group, Ltd..............  3,600,000   1,034,554
    China Petroleum & Chemical Corp. ADR................  1,150,118  82,589,959
    China Petroleum & Chemical Corp. Class H............ 72,897,575  52,280,107
#*  China Precious Metal Resources Holdings Co., Ltd.... 22,260,000     700,927
*   China Properties Group, Ltd.........................  5,447,000   1,187,224
#   China Railway Construction Corp., Ltd. Class H......  7,973,514   9,612,882
#*  China Rare Earth Holdings, Ltd...................... 13,274,600     943,208
#   China Resources Cement Holdings, Ltd................  7,204,000   2,621,798
*   China Sanjiang Fine Chemicals Co., Ltd..............    702,000     155,386
    China SCE Property Holdings, Ltd....................  7,430,000   1,563,253
#*  China Shanshui Cement Group, Ltd.................... 19,122,000   6,697,038
    China Shenhua Energy Co., Ltd. Class H.............. 16,078,500  30,870,446
#   China Singyes Solar Technologies Holdings, Ltd......  4,353,200   1,757,759
#   China South City Holdings, Ltd......................  8,590,000   1,765,761
*   China Starch Holdings, Ltd.......................... 18,995,000     382,361
*   China Taifeng Beddings Holdings, Ltd................    640,000      16,704
#   China Travel International Investment Hong Kong,
      Ltd............................................... 22,775,631   6,475,719
    China Unicom Hong Kong, Ltd. ADR....................  7,246,321  76,593,613
*   China Vanadium Titano - Magnetite Mining Co.,
       Ltd..............................................  4,596,000     154,362
    China XLX Fertiliser, Ltd...........................     52,000      15,052
#*  China Yurun Food Group, Ltd.........................  6,534,000     954,190
    China ZhengTong Auto Services Holdings, Ltd.........  9,613,500   3,925,121
#   China Zhongwang Holdings, Ltd....................... 17,992,954   8,048,278
    Chongqing Machinery & Electric Co., Ltd. Class H.... 13,034,000   1,429,985
    Chongqing Rural Commercial Bank Co., Ltd. Class H... 16,650,000   8,762,208
*   Chu Kong Petroleum & Natural Gas Steel Pipe
      Holdings, Ltd.....................................  1,188,000     179,548
    Chu Kong Shipping Enterprise Group Co., Ltd.........     80,000      21,497
    CIFI Holdings Group Co., Ltd........................  4,408,000   1,150,192
#   CIMC Enric Holdings, Ltd............................    304,000     121,075

                                     2198

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
CHINA -- (Continued)
*   CITIC Dameng Holdings, Ltd........................   1,221,000 $     72,769
#*  CITIC Resources Holdings, Ltd.....................  19,266,000    2,069,891
#   CITIC, Ltd........................................  31,019,483   47,070,802
*   Citychamp Watch & Jewellery Group, Ltd............   9,957,108    2,082,643
    Clear Media, Ltd..................................     320,000      293,342
    CNOOC, Ltd........................................ 116,659,000  140,601,221
#   CNOOC, Ltd. Sponsored ADR.........................     268,050   32,270,540
#   Comba Telecom Systems Holdings, Ltd...............   4,673,349      755,582
#*  Comtec Solar Systems Group, Ltd...................   6,432,000      423,417
    Concord New Energy Group, Ltd.....................  14,490,000      889,401
*   Coolpad Group, Ltd................................   4,376,600      769,738
    Cosco International Holdings, Ltd.................   5,688,000    2,789,009
    COSCO Pacific, Ltd................................  16,935,007   17,490,118
*   Coslight Technology International Group Co.,
      Ltd.............................................     150,000       66,716
#   Country Garden Holdings Co., Ltd..................  15,237,800    6,216,920
    CPMC Holdings, Ltd................................     579,000      254,203
*   DaChan Food Asia, Ltd.............................   3,195,000      337,895
    Dah Chong Hong Holdings, Ltd......................   3,625,000    1,788,200
    Dalian Wanda Commercial Properties Co., Ltd.
      Class H.........................................      97,000      616,287
*   Daphne International Holdings, Ltd................   2,812,000      363,200
    Dongfang Electric Corp., Ltd. Class H.............     350,200      277,675
    Dongfeng Motor Group Co., Ltd. Class H............  15,434,000   19,111,427
    Dongyue Group, Ltd................................   2,979,000      526,040
#*  Dynasty Fine Wines Group, Ltd.....................   9,228,600      321,164
    Embry Holdings, Ltd...............................     539,000      253,027
#   EVA Precision Industrial Holdings, Ltd............   1,962,000      167,352
*   Evergreen International Holdings, Ltd.............   1,609,000      151,667
    Fantasia Holdings Group Co., Ltd..................  21,565,015    2,981,561
#   Fosun International, Ltd..........................   7,431,683    9,751,162
#   Fufeng Group, Ltd.................................   3,688,000    1,277,090
    Future Land Development Holdings, Ltd.............   3,244,000      498,553
*   Glorious Property Holdings, Ltd...................  28,617,000    2,625,528
#   Golden Meditech Holdings, Ltd.....................  13,512,667    1,727,881
#   Goldlion Holdings, Ltd............................   1,904,000      743,801
#   GOME Electrical Appliances Holding, Ltd...........  75,213,000    9,142,193
#*  Greenland Hong Kong Holdings, Ltd.................   2,172,575      654,657
#*  Greentown China Holdings, Ltd.....................   8,520,091    6,196,752
    Guangshen Railway Co., Ltd. Sponsored ADR.........     375,310    9,172,576
#   Guangzhou R&F Properties Co., Ltd. Class H........  12,777,514   19,390,736
#*  Guodian Technology & Environment Group Corp.,
      Ltd. Class H....................................   4,780,000      275,117
*   Hanergy Thin Film Power Group, Ltd................  14,642,000      396,027
#   Harbin Electric Co., Ltd. Class H.................   7,171,474    3,312,540
*   Hengdeli Holdings, Ltd............................   8,124,000      839,776
*   Hidili Industry International Development, Ltd....   2,422,000       60,875
#   Hilong Holding, Ltd...............................   3,594,000      489,697
*   HKC Holdings, Ltd.................................  18,678,878      355,538
    HNA Infrastructure Co., Ltd.......................   1,634,000    1,756,669
*   Honghua Group, Ltd................................   2,791,000      135,711
    Hopefluent Group Holdings, Ltd....................   1,024,000      290,981
#   Hopson Development Holdings, Ltd..................   9,944,000    9,100,733
#   Hua Han Health Industry Holdings, Ltd.............  21,744,000    1,996,480
#*  Huabao International Holdings, Ltd................     239,000       85,869
#   Huishang Bank Corp., Ltd. Class H.................     233,000      110,066

                                     2199

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
CHINA -- (Continued)
    Hydoo International Holding, Ltd..................     584,000 $     70,076
    Industrial & Commercial Bank of China, Ltd.
      Class H......................................... 364,682,996  208,048,208
    Inspur International, Ltd.........................     345,343       67,866
    Jiangxi Copper Co., Ltd. Class H..................   6,748,000    7,755,656
    Ju Teng International Holdings, Ltd...............  11,520,249    3,667,160
*   Kai Yuan Holdings, Ltd............................  46,420,000      257,445
#*  Kaisa Group Holdings, Ltd.........................  22,755,632      857,912
    Kangda International Environmental Co., Ltd.......     172,000       34,769
*   Kasen International Holdings, Ltd.................   1,807,000      328,442
    Kingboard Chemical Holdings, Ltd..................   8,300,345   17,934,155
    Kingboard Laminates Holdings, Ltd.................   9,941,000    6,340,144
#   Kunlun Energy Co., Ltd............................   9,550,000    7,262,790
    KWG Property Holding, Ltd.........................  13,451,000    8,345,348
#*  Labixiaoxin Snacks Group, Ltd.....................   2,491,000      180,048
    Lai Fung Holdings, Ltd............................  52,935,525      977,067
    Le Saunda Holdings, Ltd...........................     120,000       23,859
    Leoch International Technology, Ltd...............     190,000       19,663
#*  Lianhua Supermarket Holdings Co., Ltd. Class H....     310,000      124,020
*   Lingbao Gold Co., Ltd. Class H....................     426,000      108,898
    Longfor Properties Co., Ltd.......................     953,000    1,305,243
    Lonking Holdings, Ltd.............................  23,584,000    3,505,098
*   Loudong General Nice Resources China Holdings,
      Ltd.............................................     409,800       25,078
#*  Maanshan Iron & Steel Co., Ltd. Class H...........   1,522,000      340,596
    Maoye International Holdings, Ltd.................  15,272,000    1,440,100
*   Merry Garden Holdings, Ltd........................     690,000       13,171
    Metallurgical Corp. of China, Ltd. Class H........     435,659      133,072
*   MIE Holdings Corp.................................  10,282,000      945,832
    MIN XIN Holdings, Ltd.............................     708,418      733,313
*   Mingfa Group International Co., Ltd...............     608,000      148,113
    Minmetals Land, Ltd...............................  15,753,205    1,933,784
#*  MMG, Ltd..........................................  11,524,000    2,770,830
    MOBI Development Co., Ltd.........................     379,000       46,074
    Nature Home Holding Co., Ltd......................     154,000       25,835
    New World Department Store China, Ltd.............   2,477,000      316,729
    Nine Dragons Paper Holdings, Ltd..................  16,088,000   12,825,877
*   North Mining Shares Co., Ltd......................   7,230,000      163,369
*   O-Net Technologies Group, Ltd.....................   1,752,000      667,628
    Overseas Chinese Town Asia Holdings, Ltd..........     442,000      148,544
    Parkson Retail Group, Ltd.........................  10,286,500      890,924
    Peak Sport Products Co., Ltd......................   5,924,000    1,829,369
#*  Poly Property Group Co., Ltd......................  21,422,488    5,787,830
*   Pou Sheng International Holdings, Ltd.............   4,703,529    1,342,694
#   Powerlong Real Estate Holdings, Ltd...............  13,114,000    2,965,322
#*  Prosperity International Holdings HK, Ltd.........  17,080,000      395,649
    Qingling Motors Co., Ltd. Class H.................   9,534,000    3,052,498
*   Qunxing Paper Holdings Co., Ltd...................   5,020,071      244,585
*   Real Gold Mining, Ltd.............................   3,137,500      106,357
    Real Nutriceutical Group, Ltd.....................  13,065,000    1,215,607
#*  Renhe Commercial Holdings Co., Ltd................  42,691,000    1,086,743
#*  REXLot Holdings, Ltd..............................  37,241,621      654,104
    Samson Holding, Ltd...............................   7,812,452      836,379
#*  Sany Heavy Equipment International Holdings Co.,
      Ltd.............................................   4,972,000      810,129
*   Scud Group, Ltd...................................   3,368,000       84,651

                                     2200

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
CHINA -- (Continued)
#*  Semiconductor Manufacturing International Corp..... 122,747,000 $ 9,951,139
*   Semiconductor Manufacturing International Corp.
      ADR..............................................   1,303,026   5,290,286
    Shandong Chenming Paper Holdings, Ltd. Class H.....   3,253,318   2,729,800
    Shanghai Industrial Holdings, Ltd..................   6,328,918  14,843,511
#   Shanghai Industrial Urban Development Group,
      Ltd..............................................   8,794,000   1,987,922
    Shanghai Prime Machinery Co., Ltd. Class H.........   7,430,000   1,094,190
    Shenguan Holdings Group, Ltd.......................   2,640,000     218,249
    Shenzhen International Holdings, Ltd...............   4,551,848   6,632,462
    Shenzhen Investment, Ltd...........................  30,582,440  12,485,514
    Shimao Property Holdings, Ltd......................  18,127,035  23,736,322
*   Shougang Concord International Enterprises Co.,
      Ltd..............................................  33,672,208     983,201
#   Shougang Fushan Resources Group, Ltd...............  28,330,594   5,047,654
#   Shui On Land, Ltd..................................  34,454,303   9,304,607
*   Shunfeng International Clean Energy, Ltd...........   5,868,000     744,591
*   Silver Grant International Industries, Ltd.........  10,530,804   1,129,971
*   SIM Technology Group, Ltd..........................   8,253,000     341,701
    Sino-Ocean Land Holdings, Ltd......................  31,843,602  13,493,295
#   Sinofert Holdings, Ltd.............................   6,346,000     754,416
#*  Sinolink Worldwide Holdings, Ltd...................  10,652,508   1,059,225
#   SinoMedia Holding, Ltd.............................     110,000      22,876
    Sinopec Engineering Group Co., Ltd. Class H........     160,500     140,397
#*  Sinotrans Shipping, Ltd............................   9,918,916   1,526,080
    Sinotruk Hong Kong, Ltd............................   8,461,335   3,782,908
    Skyworth Digital Holdings, Ltd.....................  16,645,467  12,467,228
#   SOHO China, Ltd....................................  19,239,888   8,896,749
    Springland International Holdings, Ltd.............     441,000      54,682
#*  SPT Energy Group, Inc..............................   2,484,000     152,608
*   SRE Group, Ltd.....................................  21,316,285     621,036
    Sunac China Holdings, Ltd..........................     383,000     241,104
#   TCC International Holdings, Ltd....................  22,250,583   3,885,630
    Tian An China Investment Co., Ltd..................   6,157,000   3,381,777
#   Tiangong International Co., Ltd....................  18,761,944   1,406,142
    Tianjin Port Development Holdings, Ltd.............  21,013,657   3,123,907
*   Tianyi Summi Holdings, Ltd.........................   3,784,000     341,845
    Times Property Holdings, Ltd.......................     196,000      77,877
    Tomson Group, Ltd..................................   1,604,393     513,241
    Tonly Electronics Holdings, Ltd....................     204,330      92,968
    Top Spring International Holdings, Ltd.............     108,000      34,994
    TPV Technology, Ltd................................   7,830,496   1,528,429
#   Trigiant Group, Ltd................................     962,000     156,500
*   Trony Solar Holdings Co., Ltd......................   8,775,000     133,462
    Universal Health International Group Holding,
      Ltd..............................................   8,985,000     481,618
#   V1 Group, Ltd......................................   6,864,000     350,684
#   Wasion Group Holdings, Ltd.........................     486,000     275,882
    Weichai Power Co., Ltd. Class H....................     767,000     922,347
    Weiqiao Textile Co. Class H........................   5,905,000   4,723,137
    Welling Holding, Ltd...............................     548,000     102,762
#*  West China Cement, Ltd.............................  22,020,000   2,076,497
#*  Wuzhou International Holdings, Ltd.................     496,000      49,886
#   Xiamen International Port Co., Ltd. Class H........   9,648,000   1,858,169
#*  Xinchen China Power Holdings, Ltd..................   1,822,000     261,508
    Xingda International Holdings, Ltd.................  11,700,000   3,008,429
*   Xinhua Winshare Publishing and Media Co., Ltd.
      Class H..........................................   4,557,000   4,860,241

                                     2201

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                        SHARES      VALUE++
                                                      ---------- --------------
CHINA -- (Continued)
*   Xinjiang Xinxin Mining Industry Co., Ltd.
      Class H........................................  2,692,000 $      292,358
*   Xiwang Special Steel Co., Ltd....................  2,840,000        242,328
*   Yanchang Petroleum International, Ltd............ 22,400,000        576,186
#   Yanzhou Coal Mining Co., Ltd. Class H............  9,286,000      5,732,950
#   Yanzhou Coal Mining Co., Ltd. Sponsored ADR......     25,445        159,286
    Yingde Gases Group Co., Ltd......................  3,312,500      1,181,000
    Yip's Chemical Holdings, Ltd.....................    800,000        308,974
    Youyuan International Holdings, Ltd..............  1,456,251        411,518
*   Yuanda China Holdings, Ltd.......................  1,702,000         51,083
#   Yuexiu Property Co., Ltd......................... 84,270,786     10,887,837
    Yuzhou Properties Co., Ltd....................... 11,545,960      3,408,895
    Zhengzhou Coal Mining Machinery Group Co., Ltd.
      Class H........................................    424,600        175,419
*   Zhong An Real Estate, Ltd........................  7,089,800        640,098
#   Zhongsheng Group Holdings, Ltd...................  2,745,000      1,695,193
    Zhuhai Holdings Investment Group, Ltd............    526,000         81,626
#   Zoomlion Heavy Industry Science and Technology
      Co., Ltd. Class H..............................  8,815,200      2,997,493
                                                                 --------------
TOTAL CHINA..........................................             2,243,912,320
                                                                 --------------
COLOMBIA -- (0.2%)
    Almacenes Exito SA...............................    597,204      2,723,406
    Constructora Conconcreto SA......................     86,988         30,885
*   Ecopetrol SA.....................................  2,223,850        941,695
#   Ecopetrol SA Sponsored ADR.......................    530,625      4,536,844
*   Fabricato SA.....................................    140,238            621
    Grupo Argos SA...................................    849,010      5,116,184
    Grupo de Inversiones Suramericana SA.............  1,259,021     15,715,207
    Grupo Nutresa SA.................................    288,225      2,367,764
    Mineros SA.......................................     65,037         51,214
                                                                 --------------
TOTAL COLOMBIA.......................................                31,483,820
                                                                 --------------
CZECH REPUBLIC -- (0.3%)
    CEZ A.S..........................................  1,504,050     28,466,223
    Pegas Nonwovens SA...............................    123,026      4,095,873
#   Unipetrol A.S....................................  1,395,000     10,094,962
                                                                 --------------
TOTAL CZECH REPUBLIC.................................                42,657,058
                                                                 --------------
GREECE -- (0.0%)
*   Alpha Bank AE....................................    121,090        244,228
    Bank of Greece...................................     26,513        283,726
*   Ellaktor SA......................................  1,053,403      1,597,882
*   GEK Terna Holding Real Estate Construction SA....    771,212      1,683,185
*   Hellenic Petroleum SA............................    250,913      1,076,715
*   Intracom Holdings SA.............................  1,511,057        487,768
    Mytilineos Holdings SA...........................    442,180      1,942,346
*   Piraeus Bank SA..................................     33,640          5,750
    Terna Energy SA..................................     10,806         32,202
                                                                 --------------
TOTAL GREECE.........................................                 7,353,802
                                                                 --------------
HUNGARY -- (0.5%)
*   FHB Mortgage Bank P.L.C..........................      3,954          7,469
    MOL Hungarian Oil & Gas P.L.C....................    280,120     17,574,789

                                     2202

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
HUNGARY -- (Continued)
#   OTP Bank P.L.C......................................  2,918,488 $71,170,365
                                                                    -----------
TOTAL HUNGARY...........................................             88,752,623
                                                                    -----------
INDIA -- (12.7%)
    Aarti Industries....................................    103,807     862,371
    Aban Offshore, Ltd..................................    315,580   1,049,103
    ACC, Ltd............................................    324,331   8,198,434
    Adani Enterprises, Ltd..............................  3,691,188   4,447,401
    Adani Ports and Special Economic Zone, Ltd..........  4,936,216  17,163,617
*   Adani Power, Ltd.................................... 13,046,142   5,463,205
*   Adani Transmissions, Ltd............................  3,440,779   2,013,192
*   Aditya Birla Fashion and Retail, Ltd................  4,824,914  10,430,501
    Aditya Birla Nuvo, Ltd..............................    973,000  20,744,351
    Aegis Logistics, Ltd................................     23,770      44,388
    AIA Engineering, Ltd................................      7,405     113,978
    Alembic, Ltd........................................    397,146     228,307
    Allahabad Bank......................................  1,939,760   2,248,253
    Allcargo Logistics, Ltd.............................    367,389   1,170,098
*   Alok Industries, Ltd................................  9,103,204     547,207
    Ambuja Cements, Ltd.................................  2,196,248   8,917,950
*   Amtek Auto, Ltd.....................................  1,769,340   1,276,974
    Anant Raj, Ltd......................................    657,518     562,600
    Andhra Bank.........................................  2,694,402   2,432,773
    Apar Industries, Ltd................................    146,564   1,286,257
    Apollo Tyres, Ltd...................................  6,155,083  15,207,127
*   Arvind Infrastructure, Ltd..........................    343,084     452,473
    Arvind, Ltd.........................................  4,227,812  19,364,377
    Ashoka Buildcon, Ltd................................    166,157     393,831
    Atul, Ltd...........................................     11,019     316,596
    Axis Bank, Ltd...................................... 10,078,144  82,485,045
    Bajaj Electricals, Ltd..............................     36,939     148,314
    Bajaj Finserv, Ltd..................................    255,140  10,406,957
    Bajaj Holdings and Investment, Ltd..................    410,633  11,118,073
    Balkrishna Industries, Ltd..........................     95,838   1,038,843
    Ballarpur Industries, Ltd...........................  4,363,618     974,447
    Balmer Lawrie & Co., Ltd............................    229,471   2,155,516
*   Balrampur Chini Mills, Ltd..........................  2,168,825   4,276,399
    Bank of Baroda......................................  8,254,509  18,778,592
*   Bank of India.......................................  1,268,195   2,121,983
    Bank Of Maharashtra.................................  1,081,429     524,485
    BEML, Ltd...........................................     23,805     360,832
*   BGR Energy Systems, Ltd.............................    169,812     307,207
    Bharat Electronics, Ltd.............................     31,773     588,205
    Bharat Heavy Electricals, Ltd.......................  9,682,317  21,164,205
    Bharti Airtel, Ltd..................................  9,968,814  53,960,253
    Bharti Retail DM2...................................  1,592,191   3,114,975
    Biocon, Ltd.........................................    820,670  10,173,638
    Birla Corp., Ltd....................................    162,878   1,368,438
    Bombay Dyeing & Manufacturing Co., Ltd..............  1,505,200   1,052,692
    Bombay Rayon Fashions, Ltd..........................      9,047      24,869
    Brigade Enterprises, Ltd............................    150,832     388,867
    Cairn India, Ltd....................................  8,315,795  24,140,429
    Canara Bank.........................................  1,435,901   5,380,495

                                     2203

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
INDIA -- (Continued)
    Ceat, Ltd...........................................    580,945 $ 7,506,000
*   Central Bank Of India...............................    349,226     508,650
    Century Textiles & Industries, Ltd..................    465,083   4,862,400
    Chambal Fertilizers and Chemicals, Ltd..............  2,690,132   2,592,336
    Chennai Super Kings Cricket, Ltd....................  5,080,767      64,002
    Cholamandalam Investment and Finance Co., Ltd.......      8,103     132,219
    Cipla, Ltd..........................................     22,485     177,590
    City Union Bank, Ltd................................  1,648,262   3,179,655
    Container Corp. Of India, Ltd.......................     70,653   1,589,581
    Coromandel International, Ltd.......................    239,045     912,412
*   Corp. Bank..........................................  1,779,348   1,104,438
    Cox & Kings, Ltd....................................  1,193,648   3,421,119
*   Cranes Software International, Ltd..................    104,293       3,130
*   Crompton Greaves Consumer Electricals, Ltd..........  1,770,464   4,146,985
*   Crompton Greaves, Ltd...............................  1,770,464   2,094,246
    Cyient, Ltd.........................................     80,840     601,647
    Dalmia Bharat, Ltd..................................    173,988   3,762,960
*   DB Realty, Ltd......................................  1,101,045     907,285
*   DCB Bank, Ltd.......................................  2,799,881   4,652,082
    DCM Shriram, Ltd....................................    424,659   1,506,341
    Deepak Fertilisers & Petrochemicals Corp., Ltd......    647,021   1,599,273
    Delta Corp., Ltd....................................    491,162     711,405
*   DEN Networks, Ltd...................................    354,675     460,604
*   Dena Bank...........................................    622,025     361,196
    Dewan Housing Finance Corp., Ltd....................  1,378,391   4,613,839
    Dishman Pharmaceuticals & Chemicals, Ltd............  1,597,936   3,782,648
    DLF, Ltd............................................  6,308,228  15,287,375
    Edelweiss Financial Services, Ltd...................  2,512,338   3,576,120
    EID Parry India, Ltd................................  1,190,968   4,600,698
    EIH, Ltd............................................  1,052,655   1,865,337
    Electrosteel Castings, Ltd..........................    894,946     298,813
    Engineers India, Ltd................................    447,760   1,516,653
*   Eros International Media, Ltd.......................    454,412   1,578,933
    Escorts, Ltd........................................    927,206   3,643,693
    Essel Propack, Ltd..................................    943,383   3,021,044
    Eveready Industries India, Ltd......................    131,474     488,375
    Exide Industries, Ltd...............................  1,658,761   4,454,343
    FDC, Ltd............................................     33,704      96,197
    Federal Bank, Ltd................................... 17,751,105  17,155,575
    Finolex Cables, Ltd.................................    731,301   4,319,730
    Finolex Industries, Ltd.............................    322,932   2,262,866
*   Firstsource Solutions, Ltd..........................  6,515,703   4,544,790
*   Fortis Healthcare, Ltd..............................    832,604   2,144,017
    Future Enterprises, Ltd.............................  1,592,191     525,733
    Gabriel India, Ltd..................................     60,232      91,869
    GAIL India, Ltd.....................................  4,731,431  27,053,412
    Gateway Distriparks, Ltd............................    132,962     522,749
    Gati, Ltd...........................................    626,607   1,718,611
    Genus Power Infrastructures, Ltd....................     55,269      39,196
    Geometric, Ltd......................................    211,650     710,099
    GHCL, Ltd...........................................    183,119     629,960
    GIC Housing Finance, Ltd............................     76,830     344,286
*   Global Offshore Services, Ltd.......................     46,753      93,212

                                     2204

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
INDIA -- (Continued)
    GOCL Corp., Ltd....................................     76,678 $    233,288
    Godfrey Phillips India, Ltd........................     16,431      292,114
*   Godrej Properties, Ltd.............................     30,823      166,268
    Graphite India, Ltd................................    725,730      900,146
    Grasim Industries, Ltd.............................     15,142    1,108,557
    Great Eastern Shipping Co., Ltd. (The).............  1,083,552    5,445,498
    Gujarat Alkalies & Chemicals, Ltd..................    452,620    1,849,845
    Gujarat Fluorochemicals, Ltd.......................    386,303    3,638,560
    Gujarat Mineral Development Corp., Ltd.............  1,393,052    1,650,835
*   Gujarat Narmada Valley Fertilizers & Chemicals,
      Ltd..............................................    751,049    1,736,213
    Gujarat State Fertilizers & Chemicals, Ltd.........  2,186,080    2,289,878
    Gujarat State Petronet, Ltd........................  2,879,180    5,726,389
    Gulf Oil Lubricants India, Ltd.....................     52,298      470,811
    HBL Power Systems, Ltd.............................     74,867       40,586
*   HCL Infosystems, Ltd...............................    462,162      284,754
    HEG, Ltd...........................................    109,436      308,128
*   HeidelbergCement India, Ltd........................    337,834      641,538
*   Hexa Tradex, Ltd...................................     15,087        4,154
    Hikal, Ltd.........................................     88,450      242,079
*   Himachal Futuristic Communications, Ltd............  9,759,776    2,563,382
    Himatsingka Seide, Ltd.............................    523,880    2,152,190
    Hindalco Industries, Ltd........................... 17,579,040   35,129,319
    Hinduja Global Solutions, Ltd......................     60,085      378,196
*   Hindustan Construction Co., Ltd....................  4,906,646    1,710,024
*   Housing Development & Infrastructure, Ltd..........    442,915      675,238
    HSIL, Ltd..........................................    386,101    1,827,479
    HT Media, Ltd......................................    521,289      661,974
    Huhtamaki PPL, Ltd.................................      3,997       18,997
    ICICI Bank, Ltd....................................  8,900,067   34,454,820
    ICICI Bank, Ltd. Sponsored ADR..................... 16,081,202  121,895,511
    IDBI Bank, Ltd.....................................  2,555,651    2,680,858
    Idea Cellular, Ltd................................. 10,823,580   17,013,906
    IDFC Bank, Ltd.....................................  6,072,777    4,707,857
*   IDFC, Ltd..........................................  6,072,777    4,995,822
    IFCI, Ltd.......................................... 10,023,513    4,361,834
    IIFL Holdings, Ltd.................................  2,957,599   12,009,117
    IL&FS Transportation Networks, Ltd.................    377,717      412,782
*   India Cements, Ltd. (The)..........................  4,608,746    8,585,070
    Indiabulls Housing Finance, Ltd....................  2,341,127   26,754,497
*   Indiabulls Real Estate, Ltd........................  1,060,974    1,466,641
    Indian Bank........................................  1,292,356    3,047,843
*   Indian Hotels Co., Ltd.............................  4,801,833    9,635,651
    INEOS Styrolution India, Ltd.......................     29,326      266,999
*   Inox Leisure, Ltd..................................     60,496      221,893
*   Intellect Design Arena, Ltd........................    538,793    1,769,066
    Ipca Laboratories, Ltd.............................     11,269       86,978
*   ITD Cementation India, Ltd.........................     72,071      159,475
    J Kumar Infraprojects, Ltd.........................     39,222      128,699
    Jain Irrigation Systems, Ltd.......................  6,910,817    7,342,349
*   Jaiprakash Associates, Ltd......................... 17,658,065    3,222,164
    Jammu & Kashmir Bank, Ltd. (The)...................  3,264,142    3,288,146
*   Jaypee Infratech, Ltd..............................  6,993,111    1,072,225
    JB Chemicals & Pharmaceuticals, Ltd................    615,704    2,478,869

                                     2205

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
INDIA -- (Continued)
    JBF Industries, Ltd..................................   465,764 $ 1,423,709
    Jindal Poly Films, Ltd...............................   353,354   2,283,118
    Jindal Saw, Ltd...................................... 2,964,713   2,264,910
    Jindal Stainless Hisar, Ltd..........................    17,425      14,164
*   Jindal Steel & Power, Ltd............................ 7,239,170   9,050,480
    JK Cement, Ltd.......................................   264,270   2,805,376
    JK Lakshmi Cement, Ltd...............................   470,458   2,983,310
    JK Tyre & Industries, Ltd............................ 1,931,931   2,605,434
    JM Financial, Ltd.................................... 4,961,510   5,334,090
    JSW Energy, Ltd...................................... 9,008,274  11,172,334
*   JSW Holdings, Ltd....................................     1,293      25,967
    JSW Steel, Ltd....................................... 2,357,151  59,040,665
    Jubilant Life Sciences, Ltd..........................   993,088   5,011,503
    Kalpataru Power Transmission, Ltd....................   859,787   3,506,779
    Karnataka Bank, Ltd. (The)........................... 2,171,417   4,747,471
    Karur Vysya Bank, Ltd. (The).........................   378,358   2,711,400
    Kaveri Seed Co., Ltd.................................   264,990   1,556,900
    KCP, Ltd.............................................    37,400      56,514
    KEC International, Ltd............................... 1,954,664   4,201,274
*   Kesoram Industries, Ltd..............................   308,249     655,904
    Kirloskar Brothers, Ltd..............................     7,852      18,295
    Kirloskar Oil Engines, Ltd...........................   296,633   1,251,142
    Kolte-Patil Developers, Ltd..........................   276,886     558,529
    Kotak Mahindra Bank, Ltd.............................   195,495   2,231,777
    KPIT Technologies, Ltd............................... 1,165,212   2,296,805
    KRBL, Ltd............................................   651,273   2,476,953
*   KSK Energy Ventures, Ltd.............................    51,606      22,723
    L&T Finance Holdings, Ltd............................ 3,587,201   4,631,663
    Lakshmi Machine Works, Ltd...........................     4,777     262,721
    Lakshmi Vilas Bank, Ltd. (The).......................   328,100     661,970
    Larsen & Toubro, Ltd................................. 2,664,547  62,037,006
    LIC Housing Finance, Ltd............................. 1,274,535   9,910,652
    Maharashtra Seamless, Ltd............................    99,735     318,306
    Mahindra & Mahindra Financial Services, Ltd..........   933,133   4,618,896
    Mahindra & Mahindra, Ltd............................. 1,620,849  35,546,203
*   Mahindra CIE Automotive, Ltd.........................     9,935      27,360
    Mahindra Holidays & Resorts India, Ltd...............    27,439     180,770
    Mahindra Lifespace Developers, Ltd...................   186,903   1,242,343
    Manappuram Finance, Ltd.............................. 2,509,774   3,083,481
    McLeod Russel India, Ltd.............................   853,022   2,614,885
    Meghmani Organics, Ltd...............................   113,264      77,874
    Merck, Ltd...........................................    74,942     790,081
    MOIL, Ltd............................................    24,840      91,123
    Mphasis, Ltd.........................................   492,455   3,961,986
    MRF, Ltd.............................................    13,397   6,778,258
    Muthoot Finance, Ltd.................................   197,001     969,605
*   Nagarjuna Fertilizers & Chemicals, Ltd............... 2,082,494     358,767
    National Aluminium Co., Ltd.......................... 4,964,081   3,451,164
    Nava Bharat Ventures, Ltd............................    76,893     270,064
    Navin Fluorine International, Ltd....................     1,828      64,002
    NCC, Ltd............................................. 7,411,711   9,029,849
    Nectar Lifesciences, Ltd.............................   268,595     144,842
    NIIT Technologies, Ltd...............................   732,935   4,914,661

                                     2206

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
INDIA -- (Continued)
*   NIIT, Ltd..........................................    241,295 $    301,364
    Nilkamal, Ltd......................................     64,415    1,229,758
    Oberoi Realty, Ltd.................................    655,122    2,810,346
    OCL India, Ltd.....................................    103,796    1,173,150
    Omaxe, Ltd.........................................    739,868    1,794,110
    OnMobile Global, Ltd...............................    295,840      503,382
    Orient Cement, Ltd.................................    608,983    1,541,548
    Oriental Bank of Commerce..........................    975,550    1,717,999
*   Parsvnath Developers, Ltd..........................  1,080,235      381,920
    PC Jeweller, Ltd...................................    598,008    3,837,963
    Peninsula Land, Ltd................................     31,142        9,414
    Persistent Systems, Ltd............................     57,111      589,195
    Petronet LNG, Ltd..................................  2,703,774   12,045,442
    Piramal Enterprises, Ltd...........................    732,109   17,572,443
    Polaris Consulting & Services, Ltd.................     66,450      188,455
    Power Finance Corp., Ltd...........................  2,791,999    9,140,243
    Praj Industries, Ltd...............................  1,416,225    1,835,415
    Prestige Estates Projects, Ltd.....................    220,306      612,158
    PTC India Financial Services, Ltd..................  3,861,518    2,330,018
    PTC India, Ltd.....................................  4,592,460    5,469,591
*   Punj Lloyd, Ltd....................................  1,250,543      391,267
    Punjab National Bank...............................  1,527,482    2,832,829
    Puravankara Projects, Ltd..........................    460,912      331,310
    Radico Khaitan, Ltd................................    935,736    1,265,759
    Rain Industries, Ltd...............................  2,231,677    1,157,210
    Ramco Cements, Ltd. (The)..........................    475,255    3,888,508
    Rashtriya Chemicals & Fertilizers, Ltd.............     74,875       55,337
    Ratnamani Metals & Tubes, Ltd......................      3,941       30,626
    Raymond, Ltd.......................................    622,914    4,271,386
    Redington India, Ltd...............................  1,808,864    2,783,708
*   REI Agro, Ltd......................................  1,836,474       15,229
    Reliance Capital, Ltd..............................  2,310,385   15,476,524
*   Reliance Communications, Ltd....................... 17,610,550   13,871,262
*   Reliance Defence and Engineering, Ltd..............     22,287       22,854
    Reliance Industries, Ltd........................... 19,870,744  301,752,144
    Reliance Industries, Ltd. GDR......................     88,002    2,656,054
    Reliance Power, Ltd................................  9,323,446    7,560,186
    Rolta India, Ltd...................................  2,179,606    2,208,077
    Ruchi Soya Industries, Ltd.........................  2,042,966      715,059
    Rural Electrification Corp., Ltd...................  4,153,890   13,222,548
    Sanghvi Movers, Ltd................................     45,111      190,175
    Sharda Cropchem, Ltd...............................     26,067      151,115
    Shilpi Cable Technologies, Ltd.....................     16,453       45,345
*   Shipping Corp. of India, Ltd.......................  2,963,574    3,202,983
    Shriram City Union Finance, Ltd....................      3,265       96,271
    Shriram Transport Finance Co., Ltd.................    621,643   11,889,692
    Simplex Infrastructures, Ltd.......................     49,926      230,157
    Sintex Industries, Ltd.............................  7,049,164    8,106,744
    Sobha, Ltd.........................................    819,550    4,068,635
    Sonata Software, Ltd...............................    197,882      471,060
    South Indian Bank, Ltd. (The)...................... 11,772,339    3,766,080
    SREI Infrastructure Finance, Ltd...................  1,809,039    2,025,900
    SRF, Ltd...........................................    471,039   10,357,873

                                     2207

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                       SHARES       VALUE++
                                                     ----------- --------------
INDIA -- (Continued)
    State Bank of Bikaner & Jaipur..................      65,201 $      628,230
    State Bank of India.............................  16,756,726     57,830,156
    State Bank of Travancore........................       2,377         18,154
    Sterlite Power Transmission.....................     624,352        836,540
    Sterlite Technologies, Ltd......................   2,728,438      3,625,521
    Sun TV Network, Ltd.............................     345,352      2,319,587
    Sundram Fasteners, Ltd..........................       5,145         15,161
    Sunteck Realty, Ltd.............................      22,918         86,906
    Syndicate Bank..................................   2,914,893      3,359,404
    TAKE Solutions, Ltd.............................     235,200        645,655
    Tamil Nadu Newsprint & Papers, Ltd..............     319,006      1,359,624
    Tata Chemicals, Ltd.............................   1,774,582     12,593,976
    Tata Global Beverages, Ltd......................   6,632,236     14,145,661
    Tata Motors, Ltd................................  14,079,619    106,307,288
    Tata Motors, Ltd. Sponsored ADR.................     214,386      8,110,222
    Tata Steel, Ltd.................................   6,588,045     34,980,624
    Tech Mahindra, Ltd..............................     586,272      4,239,644
    Techno Electric & Engineering Co., Ltd..........      26,353        270,080
*   Teledata Marine Solutions, Ltd..................     267,258             --
    Tide Water Oil Co India, Ltd....................       1,172         98,466
    Time Technoplast, Ltd...........................   1,093,465      1,036,154
    Transport Corp. of India, Ltd...................      46,267        260,674
    Tube Investments of India, Ltd..................     589,018      4,857,986
*   TV18 Broadcast, Ltd.............................   6,105,867      3,693,570
    UCO Bank........................................   3,298,928      2,179,580
    Uflex, Ltd......................................     515,077      1,879,507
    Unichem Laboratories, Ltd.......................     390,108      1,653,635
    Union Bank of India.............................   2,451,981      4,697,781
*   Unitech, Ltd....................................  25,373,120      2,744,159
    UPL, Ltd........................................   4,969,340     46,667,196
    VA Tech Wabag, Ltd..............................      24,753        214,697
    Vardhman Textiles, Ltd..........................     278,708      4,541,565
    Vedanta, Ltd....................................  17,434,392     43,203,063
    Vedanta, Ltd. ADR...............................   1,688,607     16,413,264
    Videocon Industries, Ltd........................     769,833      1,199,707
    Vijaya Bank.....................................   2,612,664      1,622,505
    Welspun Corp., Ltd..............................   2,060,999      2,681,857
*   Welspun Enterprises, Ltd........................     940,128        908,161
    Welspun India, Ltd..............................   1,272,270      1,939,109
    Wipro, Ltd......................................   2,085,690     17,021,905
*   Wockhardt, Ltd..................................     276,374      4,188,764
    Yes Bank, Ltd...................................   1,312,938     23,952,011
    Zensar Technologies, Ltd........................     161,856      2,577,006
*   Zuari Agro Chemicals, Ltd.......................      23,149         59,327
                                                                 --------------
TOTAL INDIA.........................................              2,095,236,325
                                                                 --------------
INDONESIA -- (3.1%)
    Adaro Energy Tbk PT............................. 310,912,800     24,824,049
    Adhi Karya Persero Tbk PT.......................   2,751,400        596,957
*   Agung Podomoro Land Tbk PT...................... 132,235,800      2,991,224
    Alam Sutera Realty Tbk PT....................... 232,767,500      9,361,145
*   Aneka Tambang Persero Tbk PT.................... 168,027,077     10,225,001
    Asahimas Flat Glass Tbk PT......................   5,046,900      2,616,342

                                     2208

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
INDONESIA -- (Continued)
*   Astra Agro Lestari Tbk PT..........................     998,967 $ 1,108,266
    Astra Graphia Tbk PT...............................     436,900      68,476
    Astra International Tbk PT.........................   8,991,100   5,323,721
*   Bakrie and Brothers Tbk PT......................... 535,093,250   2,042,575
*   Bakrie Sumatera Plantations Tbk PT.................  95,465,900     364,415
*   Bakrie Telecom Tbk PT.............................. 247,426,500     944,484
*   Bakrieland Development Tbk PT...................... 160,628,346     183,947
    Bank Bukopin Tbk...................................  62,493,533   2,934,703
    Bank Danamon Indonesia Tbk PT......................  35,799,554   9,577,169
    Bank Mandiri Persero Tbk PT........................  95,456,931  74,102,416
    Bank Negara Indonesia Persero Tbk PT............... 102,370,741  41,972,368
*   Bank Pan Indonesia Tbk PT.......................... 142,356,401   8,500,593
    Bank Pembangunan Daerah Jawa Barat Dan Banten
      Tbk PT...........................................  37,999,600   4,139,962
*   Bank Permata Tbk PT................................     414,080      21,716
    Bank Rakyat Indonesia Persero Tbk PT...............   1,621,900   1,432,591
    Bank Tabungan Negara Persero Tbk PT................  79,335,127  11,995,850
*   Barito Pacific Tbk PT..............................   9,517,600     469,682
    Bekasi Fajar Industrial Estate Tbk PT..............  18,579,700     489,328
*   Benakat Integra Tbk PT............................. 142,047,100     543,440
*   Berlian Laju Tanker Tbk PT......................... 128,161,466          --
    BISI International Tbk PT..........................  15,197,800   2,045,657
*   Budi Starch & Sweetener Tbk PT.....................   1,442,400      11,242
*   Bumi Resources Tbk PT..............................  71,292,500     299,354
    Bumi Serpong Damai Tbk PT..........................  75,174,300  12,040,135
    Charoen Pokphand Indonesia Tbk PT..................  11,639,330   3,342,981
    Ciputra Development Tbk PT......................... 135,480,585  14,571,089
    Ciputra Property Tbk PT............................  49,705,769   2,355,297
    Ciputra Surya Tbk PT...............................  17,854,621   3,825,615
*   Clipan Finance Indonesia Tbk PT....................   2,995,500      60,087
*   Darma Henwa Tbk PT................................. 157,056,442     599,521
*   Davomas Abadi Tbk PT...............................  54,906,800          --
*   Delta Dunia Makmur Tbk PT..........................   1,521,200      27,469
*   Eagle High Plantations Tbk PT......................  98,126,300   1,757,566
    Elnusa Tbk PT......................................  60,294,100   2,490,412
*   Energi Mega Persada Tbk PT......................... 455,259,178   1,737,935
    Erajaya Swasembada Tbk PT..........................  24,342,600   1,487,822
*   Eureka Prima Jakarta Tbk PT........................   1,297,300      21,406
*   Ever Shine Textile Tbk PT..........................  19,342,215     156,527
    Gajah Tunggal Tbk PT...............................  37,212,000   4,597,549
*   Garuda Indonesia Persero Tbk PT....................  41,762,181   1,530,720
    Global Mediacom Tbk PT............................. 101,980,500   8,042,312
*   Great River International Tbk PT...................   1,788,000          --
*   Harum Energy Tbk PT................................  17,053,100   1,493,064
    Hexindo Adiperkasa Tbk PT..........................     721,744     137,473
    Holcim Indonesia Tbk PT............................  26,030,300   2,199,053
    Indah Kiat Pulp & Paper Corp. Tbk PT...............  39,377,500   3,162,053
    Indo Tambangraya Megah Tbk PT......................   3,891,500   3,749,218
*   Indo-Rama Synthetics Tbk PT........................      41,500       2,364
    Indocement Tunggal Prakarsa Tbk PT.................      84,100     109,981
    Indofood Sukses Makmur Tbk PT......................  76,093,500  48,531,210
    Intiland Development Tbk PT........................ 115,113,700   5,102,644
    Japfa Comfeed Indonesia Tbk PT.....................  40,567,750   4,652,649
    Jaya Real Property Tbk PT.......................... 120,865,500   7,793,577

                                     2209

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
INDONESIA -- (Continued)
    Kawasan Industri Jababeka Tbk PT................... 308,466,875 $ 7,412,114
*   Lippo Cikarang Tbk PT..............................   1,973,100   1,132,519
    Lippo Karawaci Tbk PT.............................. 320,652,349  27,814,456
*   Malindo Feedmill Tbk PT............................     226,700      30,329
    Matahari Putra Prima Tbk PT........................   1,688,200     224,279
*   Medco Energi Internasional Tbk PT..................  28,161,100   3,645,160
    Metrodata Electronics Tbk PT.......................   1,539,436      85,170
*   Mitra Adiperkasa Tbk PT............................     297,300     107,953
    Mitra Pinasthika Mustika Tbk PT....................   1,984,700      94,106
*   MNC Investama Tbk PT............................... 322,800,400   4,195,584
    Modernland Realty Tbk PT...........................  85,983,400   2,682,205
    Multipolar Tbk PT..................................  63,216,500   2,031,332
*   Nirvana Development Tbk PT.........................   1,000,000       7,883
*   Nusantara Infrastructure Tbk PT.................... 177,314,100   1,709,314
    Pabrik Kertas Tjiwi Kimia Tbk PT...................     929,000      61,083
    Pan Brothers Tbk PT................................  47,246,450   1,805,104
*   Panin Financial Tbk PT............................. 199,640,800   3,240,165
*   Paninvest Tbk PT...................................  30,871,000   1,416,260
    Perusahaan Perkebunan London Sumatra Indonesia
      Tbk PT...........................................  69,757,384   7,509,107
    Ramayana Lestari Sentosa Tbk PT....................  58,371,200   5,422,640
    Salim Ivomas Pratama Tbk PT........................  46,365,900   1,638,288
    Sampoerna Agro PT..................................  12,001,241   1,823,491
    Selamat Sempurna Tbk PT............................  11,094,300   3,811,924
    Semen Baturaja Persero Tbk PT......................  19,387,900   1,200,985
    Semen Indonesia Persero Tbk PT.....................   4,624,200   3,323,206
    Sentul City Tbk PT.................................  80,474,100     572,716
*   Sigmagold Inti Perkasa Tbk PT......................  27,008,700     828,966
    Sinar Mas Agro Resources & Technology Tbk PT.......   7,800,900   2,235,689
    Sinar Mas Multiartha Tbk PT........................       2,000       1,221
    Sri Rejeki Isman Tbk PT............................ 174,745,400   3,528,847
*   Surya Dumai Industri Tbk...........................   5,145,000          --
    Surya Semesta Internusa Tbk PT.....................  60,519,600   3,245,433
    Surya Toto Indonesia Tbk PT........................     166,400      67,949
*   Suryainti Permata Tbk PT...........................  17,378,000          --
    Tambang Batubara Bukit Asam Persero Tbk PT.........   3,164,400   2,391,600
*   Tiga Pilar Sejahtera Food Tbk......................  31,496,622   4,735,014
    Timah Persero Tbk PT...............................  68,019,960   4,350,494
    Tiphone Mobile Indonesia Tbk PT....................   3,702,800     195,118
    Trias Sentosa Tbk PT...............................     336,500       8,494
*   Trimegah Securities Tbk PT.........................   3,260,000      15,912
*   Truba Alam Manunggal Engineering PT................ 129,244,500      49,336
    Tunas Baru Lampung Tbk PT..........................  20,427,800   1,055,027
    Tunas Ridean Tbk PT................................  38,222,500   3,939,431
*   Ultrajaya Milk Industry & Trading Co. Tbk PT.......   8,444,600   2,699,631
    Unggul Indah Cahaya Tbk PT.........................     319,635      33,362
    United Tractors Tbk PT.............................  21,427,200  25,825,259
*   Vale Indonesia Tbk PT..............................  43,664,100   8,570,880
*   Visi Media Asia Tbk PT.............................  13,777,600     323,641

                                     2210

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
INDONESIA -- (Continued)
*   XL Axiata Tbk PT...................................  6,570,700 $  1,863,394
                                                                   ------------
TOTAL INDONESIA........................................             503,726,473
                                                                   ------------
ISRAEL -- (0.0%)
*   Liberty Properties, Ltd............................      2,467           --
                                                                   ------------
MALAYSIA -- (3.6%)
*   Adventa Bhd........................................     62,000       10,670
#   Affin Holdings Bhd................................. 12,132,450    6,357,446
#   AirAsia Bhd........................................ 20,359,400   14,669,412
*   Alam Maritim Resources Bhd.........................  7,226,900      571,798
    Alliance Financial Group Bhd....................... 15,784,300   15,454,817
    Allianz Malaysia Bhd...............................     28,800       70,681
    AMMB Holdings Bhd.................................. 25,124,862   26,573,413
    Ann Joo Resources Bhd..............................  1,526,000      529,529
    APM Automotive Holdings Bhd........................    745,300      641,286
    Batu Kawan Bhd.....................................  2,090,450    9,242,443
    Benalec Holdings Bhd...............................  8,785,900      950,360
    Berjaya Assets Bhd.................................    355,600       68,186
    Berjaya Corp. Bhd.................................. 36,553,280    3,146,456
*   Berjaya Land Bhd................................... 13,220,000    2,240,411
    BIMB Holdings Bhd..................................  2,595,507    2,574,794
    Bina Darulaman Bhd.................................    162,600       25,185
    BLD Plantation Bhd.................................      6,600       13,779
#   Boustead Holdings Bhd.............................. 13,664,191    6,985,324
#   Boustead Plantations Bhd...........................  1,491,900      535,224
#*  Bumi Armada Bhd.................................... 25,308,400    4,659,220
    Can-One Bhd........................................    401,400      352,408
#   CB Industrial Product Holding Bhd..................  1,722,100      824,509
    Chin Teck Plantations Bhd..........................    309,100      585,919
#   CIMB Group Holdings Bhd............................ 19,652,369   21,212,271
#   Coastal Contracts Bhd..............................  3,357,500    1,246,911
    Crescendo Corp. Bhd................................     24,100        9,298
    CSC Steel Holdings Bhd.............................  1,921,456      646,864
*   Datuk Keramik Holdings Bhd.........................    127,000           --
*   Daya Materials Bhd................................. 13,473,900      247,773
#*  Dayang Enterprise Holdings Bhd.....................  1,250,800      305,811
#   DRB-Hicom Bhd...................................... 18,480,500    4,110,730
#*  Eastern & Oriental Bhd............................. 12,171,580    5,081,516
*   Eco World Development Group Bhd....................    633,900      201,042
#   Evergreen Fibreboard Bhd...........................  5,331,389    1,263,383
    FAR East Holdings Bhd..............................    403,800      771,794
#   Felda Global Ventures Holdings Bhd.................  8,991,500    4,092,050
*   Fountain View Development Bhd......................  2,573,200           --
    Gadang Holdings Bhd................................    278,600      166,632
    Genting Bhd........................................ 19,133,800   38,667,692
    Genting Malaysia Bhd............................... 36,017,800   38,029,320
*   Global Oriental Bhd................................  1,283,100      129,517
    Glomac Bhd.........................................  6,811,700    1,307,560
    Goldis Bhd.........................................  3,223,995    1,975,048
    GuocoLand Malaysia Bhd.............................  2,797,700      846,655
#   HAP Seng Consolidated Bhd..........................  7,411,000   14,109,246
    Hap Seng Plantations Holdings Bhd..................  3,801,700    2,251,667

                                     2211

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
MALAYSIA -- (Continued)
    Hiap Teck Venture Bhd..............................  1,476,900 $   103,466
    Hong Leong Bank Bhd................................     17,500      56,478
#   Hong Leong Financial Group Bhd.....................  2,819,234  10,553,389
#   Hong Leong Industries Bhd..........................  1,039,800   2,274,214
    Hua Yang Bhd.......................................  1,723,733     762,369
    Hume Industries Bhd................................    640,584     499,160
    I-Bhd..............................................     84,900      11,068
    IJM Corp. Bhd...................................... 57,693,018  48,052,310
    IJM Plantations Bhd................................     37,800      30,654
#   Insas Bhd..........................................  6,710,200   1,073,601
    IOI Properties Group Bhd...........................  1,797,200   1,042,240
*   Iris Corp. Bhd..................................... 21,834,300     778,681
#*  Iskandar Waterfront City Bhd.......................  1,685,600     396,346
*   JAKS Resources Bhd.................................  6,253,900   1,429,738
    Jaya Tiasa Holdings Bhd............................  6,337,833   1,715,223
#   JCY International Bhd..............................  7,509,800   1,098,877
    K&N Kenanga Holdings Bhd...........................  2,020,487     243,566
    Keck Seng Malaysia Bhd.............................  2,504,000   2,953,534
    Kian JOO CAN Factory Bhd...........................  4,793,180   3,535,212
*   KIG Glass Industrial Bhd...........................    260,000          --
    Kim Loong Resources Bhd............................    502,900     407,833
    Kimlun Corp. Bhd...................................    815,300     356,823
#*  KNM Group Bhd...................................... 27,821,190   2,825,274
*   Kretam Holdings Bhd................................  4,128,000     557,912
#   KSL Holdings Bhd...................................  9,401,651   2,609,952
    Kumpulan Fima Bhd..................................  2,348,100   1,096,622
    Kumpulan Perangsang Selangor Bhd...................  2,947,000     753,774
*   Kwantas Corp. Bhd..................................    288,400      85,718
    Land & General Bhd................................. 14,944,600   1,452,367
*   Landmarks Bhd......................................  2,119,208     402,328
    LBS Bina Group Bhd.................................  3,877,500   1,543,307
*   Lion Industries Corp. Bhd..........................  2,513,181     188,735
    Magnum Bhd.........................................  5,285,900   3,118,030
#   Mah Sing Group Bhd................................. 13,863,962   5,518,576
    Malayan Banking Bhd................................  1,135,367   2,239,080
    Malayan Flour Mills Bhd............................  3,117,950   1,141,667
#   Malaysia Airports Holdings Bhd.....................  4,595,854   6,716,263
#   Malaysia Building Society Bhd......................  1,676,800     284,714
#*  Malaysia Marine and Heavy Engineering Holdings
      Bhd..............................................  2,865,600     756,209
#*  Malaysian Bulk Carriers Bhd........................  4,604,925     855,875
    Malaysian Pacific Industries Bhd...................  1,158,375   2,277,863
#   Malaysian Resources Corp. Bhd...................... 15,973,700   4,594,696
    Malton Bhd.........................................  4,409,200     672,054
    MBM Resources Bhd..................................  2,727,403   1,594,868
    Media Prima Bhd....................................  6,257,600   2,230,273
    Mega First Corp. Bhd...............................  1,426,300     645,919
    MISC Bhd........................................... 16,155,404  29,828,817
    MK Land Holdings Bhd...............................  7,374,600     580,014
#   MKH Bhd............................................  3,021,870   1,959,628
    MMC Corp. Bhd...................................... 15,957,680   8,242,741
*   MNRB Holdings Bhd..................................  1,702,600   1,013,735
*   Mudajaya Group Bhd.................................  4,318,700   1,297,342
    Muhibbah Engineering M Bhd.........................  3,969,100   2,170,741

                                     2212

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
MALAYSIA -- (Continued)
*   Mulpha International Bhd........................... 22,576,600 $ 1,248,233
*   Naim Holdings Bhd..................................  2,254,500   1,022,848
    Negri Sembilan Oil Palms Bhd.......................     93,700      92,731
    Oriental Holdings Bhd..............................  3,638,979   5,902,422
    OSK Holdings Bhd...................................  7,346,271   2,871,236
    Pacific & Orient Bhd...............................    334,330     107,618
    Panasonic Manufacturing Malaysia Bhd...............    359,480   3,514,533
    Pantech Group Holdings Bhd.........................  3,636,758     514,278
*   Paracorp Bhd.......................................    252,000          --
    Paramount Corp. Bhd................................  1,660,525     555,251
#*  Parkson Holdings Bhd...............................  7,685,076   1,473,071
*   Perisai Petroleum Teknologi Bhd....................    394,200      21,859
    Pie Industrial Bhd.................................  1,555,100     852,312
    POS Malaysia BHD...................................    934,717     655,136
    PPB Group Bhd......................................  8,068,066  31,740,939
    Press Metal Bhd....................................  4,376,962   4,484,931
*   Prime Utilities Bhd................................     39,000          --
    Protasco Bhd.......................................  2,991,400   1,102,564
    RCE Capital Bhd....................................    203,475      37,217
    RHB Capital Bhd.................................... 15,151,900  18,973,265
*   Rimbunan Sawit Bhd.................................  6,810,000     795,712
#   Salcon Bhd.........................................    658,500     102,895
#   Sapurakencana Petroleum Bhd........................ 26,169,600   9,292,442
    Sarawak Oil Palms Bhd..............................    468,120     417,813
*   Scomi Energy Services Bhd..........................    352,300      17,814
*   Scomi Group Bhd.................................... 25,667,800     954,120
    Selangor Dredging Bhd..............................  1,352,800     297,235
    Selangor Properties Bhd............................     75,300      85,452
    Shangri-La Hotels Malaysia Bhd.....................    661,000     851,353
*   Shell Refining Co. Federation of Malaya Bhd........     68,700      51,535
    SHL Consolidated Bhd...............................    399,300     294,413
#   SP Setia Bhd Group.................................  4,922,526   3,715,625
#   Star Media Group Bhd...............................  1,708,500   1,098,768
#*  Sumatec Resources Bhd..............................  2,855,100      70,845
#   Sunway Bhd......................................... 13,657,326   9,830,862
#   Supermax Corp. Bhd.................................  6,429,200   3,286,009
    Suria Capital Holdings Bhd.........................    824,400     401,556
    Symphony Life Bhd..................................  1,658,855     283,376
#   Ta Ann Holdings Bhd................................  2,218,226   1,836,138
#   TA Enterprise Bhd.................................. 21,041,700   2,586,814
    TA Global Bhd...................................... 15,532,980     901,191
*   Talam Transform Bhd................................  3,183,850      34,964
#   Taliworks Corp. Bhd................................    327,000     115,776
    TAN Chong Motor Holdings Bhd.......................  4,702,600   2,252,262
*   Tanjung Offshore Bhd...............................    820,100      57,643
    TDM Bhd............................................ 13,289,800   2,238,815
*   TH Plantations Bhd.................................    900,500     241,200
#   Time dotCom Bhd....................................  5,221,480   9,637,240
    Tiong NAM Logistics Holdings.......................    595,500     232,659
#   Tropicana Corp. Bhd................................  8,154,733   2,123,308
    UEM Edgenta Bhd....................................  2,053,600   1,774,167
#   UEM Sunrise Bhd.................................... 21,446,945   5,492,009
#   UMW Holdings Bhd...................................    915,400   1,283,638

                                     2213

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
MALAYSIA -- (Continued)
#*  UMW Oil & Gas Corp. Bhd............................  3,171,100 $    701,332
    Unisem M Bhd.......................................  7,564,900    5,005,141
    United Malacca Bhd.................................    960,500    1,364,165
    United Plantations Bhd.............................    213,600    1,392,851
    United U-Li Corp. Bhd..............................     59,600       95,108
#   UOA Development Bhd................................  7,096,000    4,186,005
#   VS Industry Bhd....................................  6,193,865    2,010,192
    Wah Seong Corp. Bhd................................  6,161,183    1,160,614
#   WCT Holdings Bhd................................... 14,541,620    5,583,807
    Wing Tai Malaysia Bhd..............................  2,871,950      775,062
    WTK Holdings Bhd...................................  5,925,650    1,529,629
#*  YNH Property Bhd...................................  5,802,187    2,727,227
    YTL Corp. Bhd...................................... 89,104,250   36,580,967
*   YTL Land & Development Bhd.........................  3,544,900      509,704
                                                                   ------------
TOTAL MALAYSIA.........................................             601,833,823
                                                                   ------------
MEXICO -- (5.3%)
    Alfa S.A.B. de C.V. Class A........................ 34,589,985   56,450,855
    Alpek S.A.B. de C.V................................  3,901,309    6,920,402
#   Arca Continental S.A.B. de C.V.....................    258,129    1,659,047
#*  Axtel S.A.B. de C.V................................ 11,777,407    3,511,238
*   Bio Pappel S.A.B. de C.V...........................    439,582      576,497
*   Cemex S.A.B. de C.V. Sponsored ADR................. 13,493,350  103,224,128
*   Cia Minera Autlan S.A.B. de C.V. Series B..........    194,181       70,527
    Coca-Cola Femsa S.A.B. de C.V. Series L............  1,408,075   11,039,308
#   Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR.......    136,577   10,732,221
    Consorcio ARA S.A.B. de C.V. Series *..............  9,395,648    3,482,653
*   Corp Interamericana de Entretenimiento S.A.B. de
      C.V. Class B.....................................  1,560,786    1,165,387
#   Corp. Actinver S.A.B. de C.V.......................    105,133       76,256
    Credito Real S.A.B. de C.V. SOFOM ER...............     45,568       85,206
*   Dine S.A.B. de C.V.................................  1,027,267      580,748
    El Puerto de Liverpool S.A.B. de C.V. Series 1.....      8,306       81,952
*   Empaques Ponderosa S.A. de C.V.....................     90,000           --
*   Empresas ICA S.A.B. de C.V.........................    414,760       54,638
#*  Empresas ICA S.A.B. de C.V. Sponsored ADR..........    317,309      165,170
    Fomento Economico Mexicano S.A.B. de C.V.
      Sponsored ADR....................................  1,774,876  158,851,402
*   Genomma Lab Internacional S.A.B. de C.V. Class B...    696,005      800,313
    Gruma S.A.B. de C.V. Class B.......................    299,063    4,305,550
#*  Grupo Aeromexico S.A.B. de C.V.....................  1,749,952    3,412,173
    Grupo Aeroportuario del Pacifico S.A.B. de C.V.
      ADR..............................................    439,784   43,217,573
    Grupo Aeroportuario del Sureste S.A.B. de C.V.
      ADR..............................................    125,439   19,281,228
    Grupo Aeroportuario del Sureste S.A.B. de C.V.
      Class B..........................................    152,167    2,341,262
    Grupo Carso S.A.B. de C.V. Series A1...............  8,289,776   33,817,865
    Grupo Cementos de Chihuahua S.A.B. de C.V..........  2,781,854    7,269,912
    Grupo Comercial Chedraui S.A. de C.V...............  2,497,484    5,654,304
#   Grupo Elektra S.A.B. de C.V........................    254,160    3,757,501
#*  Grupo Famsa S.A.B. de C.V. Class A.................  2,828,859    1,208,489
#   Grupo Financiero Banorte S.A.B. de C.V. Class O.... 21,258,812  116,441,600
    Grupo Financiero Inbursa S.A.B. de C.V. Class O.... 14,772,311   23,714,483
#   Grupo Financiero Interacciones SA de C.V.
      Class O..........................................    697,328    3,447,590
    Grupo Financiero Santander Mexico S.A.B. de C.V.
      Class B..........................................  4,341,414    7,918,739
    Grupo Financiero Santander Mexico S.A.B. de C.V.
      Class B ADR......................................  1,632,369   14,903,529
*   Grupo Gigante S.A.B. de C.V. Series *..............    471,076      879,342

                                     2214

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
MEXICO -- (Continued)
#   Grupo Herdez S.A.B. de C.V. Series *..............     794,427 $  1,641,392
    Grupo Industrial Maseca S.A.B. de C.V. Class B....   2,749,400    3,064,664
#   Grupo Industrial Saltillo S.A.B. de C.V...........   1,338,007    2,319,212
    Grupo KUO S.A.B. de C.V. Series B.................   2,034,528    4,036,504
#   Grupo Mexico S.A.B. de C.V. Series B..............  35,767,008   86,298,637
*   Grupo Pochteca S.A.B. de C.V......................      67,810       31,391
*   Grupo Posadas S.A.B. de C.V.......................     355,113      863,635
*   Grupo Qumma SA de C.V. Series B...................       5,301           --
    Grupo Sanborns S.A.B. de C.V......................   1,235,113    1,554,596
#*  Grupo Simec S.A.B. de C.V. Series B...............   1,169,462    2,612,305
*   Grupo Sports World S.A.B. de C.V..................     293,561      262,248
#   Industrias Bachoco S.A.B. de C.V. Series B........   1,777,377    7,699,123
    Industrias Bachoco S.A.B. de C.V. Sponsored ADR...      40,783    2,121,532
#*  Industrias CH S.A.B. de C.V. Series B.............   2,014,328    8,090,616
    Industrias Penoles S.A.B. de C.V..................     392,443   10,051,983
#*  La Comer S.A.B. de C.V............................   5,414,652    4,822,650
    Medica Sur S.A.B. de C.V. Series B................       1,000        2,279
    Megacable Holdings S.A.B. de C.V..................     145,255      588,767
#   Mexichem S.A.B. de C.V............................   8,452,281   18,441,750
#*  Minera Frisco S.A.B. de C.V. Class A1.............   7,179,830    5,908,521
#*  OHL Mexico S.A.B. de C.V..........................   9,746,749   13,416,725
#   Organizacion Cultiba S.A.B. de C.V................     170,021      198,857
#*  Organizacion Soriana S.A.B. de C.V. Class B.......  14,733,640   36,264,399
#   Qualitas Controladora S.A.B. de C.V...............   1,652,078    2,308,504
#   Rassini S.A.B. de C.V.............................      10,800       51,834
*   Savia SA Class A..................................   3,457,285           --
#   TV Azteca S.A.B. de C.V...........................   9,124,616    1,484,271
#*  Urbi Desarrollos Urbanos S.A.B. de C.V............   9,102,158          341
    Vitro S.A.B. de C.V. Series A.....................   1,499,658    4,907,681
                                                                   ------------
TOTAL MEXICO..........................................              870,143,505
                                                                   ------------
PHILIPPINES -- (1.3%)
    A Soriano Corp....................................  17,541,400    2,310,378
    ACR Mining Corp...................................     105,455        7,513
    Alliance Global Group, Inc........................  30,143,206   10,354,491
    Alsons Consolidated Resources, Inc................  20,894,000      843,487
*   Atlas Consolidated Mining & Development Corp......   5,351,500      483,544
    Bank of the Philippine Islands....................     318,340      648,800
    BDO Unibank, Inc..................................  11,854,265   28,506,503
    Cebu Air, Inc.....................................   2,168,500    5,017,367
    Cebu Holdings, Inc................................   1,564,850      165,947
    Century Properties Group, Inc.....................  28,217,400      377,505
    China Banking Corp................................     466,371      377,384
    Cosco Capital, Inc................................   9,046,100    1,544,838
    DMCI Holdings, Inc................................     377,400      104,340
    East West Banking Corp............................      55,300       24,538
    EEI Corp..........................................   1,150,300      236,947
*   Empire East Land Holdings, Inc....................  24,178,000      426,138
    Energy Development Corp...........................     173,600       21,660
*   Export & Industry Bank, Inc. Class A..............      14,950           --
    Filinvest Development Corp........................     142,800       20,942
    Filinvest Land, Inc............................... 205,242,031    8,490,106
    First Philippine Holdings Corp....................   4,618,290    6,943,015

                                     2215

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
PHILIPPINES -- (Continued)
*   Fwbc Holdings, Inc................................   5,471,786 $         --
    Integrated Micro-Electronics, Inc.................     248,900       30,328
    JG Summit Holdings, Inc...........................   8,498,480   15,071,620
    Lopez Holdings Corp...............................  34,749,200    5,643,017
    LT Group, Inc.....................................  12,942,800    4,287,017
    Megaworld Corp.................................... 166,539,400   17,802,125
    Metropolitan Bank & Trust Co......................   8,134,630   16,405,493
*   Mondragon International Philippines, Inc..........   2,464,000           --
    Nickel Asia Corp..................................     627,500       76,417
    Pepsi-Cola Products Philippines, Inc..............     709,000       51,518
    Petron Corp.......................................  14,157,200    3,218,611
*   Philippine National Bank..........................   4,909,303    6,541,743
*   Philippine National Construction Corp.............     398,900        7,782
    Philippine Savings Bank...........................   1,232,313    2,661,731
*   Philippine Townships, Inc.........................     226,200           --
*   Philtown Properties, Inc..........................       6,701           --
    Phinma Corp.......................................   1,030,598      253,938
    Phoenix Petroleum Philippines, Inc................     507,600       64,478
    RFM Corp..........................................     976,000       88,692
    Rizal Commercial Banking Corp.....................   4,714,948    3,234,139
    Robinsons Land Corp...............................  29,823,950   20,276,244
    Robinsons Retail Holdings, Inc....................     308,660      564,805
    San Miguel Corp...................................   6,737,426   11,733,298
    San Miguel Pure Foods Co., Inc....................      63,140      289,687
    Security Bank Corp................................   1,880,714    8,747,560
*   Top Frontier Investment Holdings, Inc.............     628,532    2,575,148
    Trans-Asia Oil & Energy Development Corp..........  26,285,000    1,300,001
    Travellers International Hotel Group, Inc.........   1,380,200      105,478
    Union Bank of the Philippines.....................   4,413,349    6,709,045
    Universal Robina Corp.............................   2,705,445   11,518,197
    Vista Land & Lifescapes, Inc......................  75,486,968    9,625,180
                                                                   ------------
TOTAL PHILIPPINES.....................................              215,788,735
                                                                   ------------
POLAND -- (1.6%)
    Agora SA..........................................     578,734    1,712,259
    Asseco Poland SA..................................   1,330,913   18,286,661
#*  Bank Millennium SA................................   3,927,942    4,613,833
    Ciech SA..........................................     467,673    6,913,578
    Dom Development SA................................       7,825      108,319
*   Enea SA...........................................   2,346,635    6,593,173
    Firma Oponiarska Debica SA........................      78,006    2,090,256
*   Getin Holding SA..................................   2,977,249      633,361
#*  Getin Noble Bank SA...............................   3,232,348      356,004
    Grupa Azoty SA....................................     159,472    2,969,940
    Grupa Kety SA.....................................      99,119    8,539,258
#*  Grupa Lotos SA....................................   1,619,206   12,154,174
*   Impexmetal SA.....................................   5,046,806    3,248,832
#*  Integer.pl SA.....................................       1,510       13,723
#*  Jastrzebska Spolka Weglowa SA.....................     291,067    1,867,379
    Kernel Holding SA.................................     443,457    7,042,594
#   KGHM Polska Miedz SA..............................   1,974,521   39,877,727
    Kopex SA..........................................      54,965       42,774
    LC Corp. SA.......................................   1,199,107      615,703

                                     2216

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
POLAND -- (Continued)
    Lubelski Wegiel Bogdanka SA........................     10,880 $    152,386
#   Netia SA...........................................  4,474,891    5,055,172
    Orbis SA...........................................    508,444    7,944,958
*   Pelion SA..........................................     10,134      114,530
    PGE Polska Grupa Energetyczna SA................... 14,513,224   47,687,291
*   Polski Koncern Miesny Duda SA......................     56,943       92,047
#   Polski Koncern Naftowy Orlen SA....................  3,709,858   59,442,916
*   Powszechna Kasa Oszczednosci Bank Polski SA........  1,118,249    6,834,914
*   Sygnity SA.........................................     31,209       47,321
*   Tauron Polska Energia SA........................... 18,300,183   14,455,501
    Trakcja SA.........................................    664,120    1,911,777
*   Vistula Group SA...................................     54,605       46,494
                                                                   ------------
TOTAL POLAND...........................................             261,464,855
                                                                   ------------
RUSSIA -- (2.1%)
*   AFI Development P.L.C. GDR.........................     31,827        5,098
    Gazprom PJSC Sponsored ADR......................... 61,401,592  251,564,042
    Lukoil PJSC Sponsored ADR(BYZDW2900)...............  1,526,223   65,692,119
    Lukoil PJSC Sponsored ADR(69343P105)...............    110,923    4,820,492
    Magnitogorsk Iron & Steel Works OJSC GDR...........  1,489,343    8,502,132
*   Mechel PJSC Sponsored ADR..........................    203,553      297,187
    RusHydro PJSC ADR..................................  8,628,608    8,936,908
                                                                   ------------
TOTAL RUSSIA...........................................             339,817,978
                                                                   ------------
SOUTH AFRICA -- (7.9%)
    Adcorp Holdings, Ltd...............................    913,139    1,185,260
    Aeci, Ltd..........................................  1,242,603    8,460,365
*   African Bank Investments, Ltd......................  9,264,952       38,778
    African Oxygen, Ltd................................     45,466       65,458
    African Rainbow Minerals, Ltd......................  1,872,952   13,332,433
    Alexander Forbes Group Holdings, Ltd...............     69,721       31,432
*   Allied Electronics Corp., Ltd. Class A.............    137,659       59,557
*   Anglo American Platinum, Ltd.......................    211,777    6,733,268
*   AngloGold Ashanti, Ltd.............................      4,445       97,066
*   AngloGold Ashanti, Ltd. Sponsored ADR..............  2,125,706   46,574,218
*   ArcelorMittal South Africa, Ltd....................  2,390,579    1,466,417
    Astral Foods, Ltd..................................     43,949      383,344
*   Aveng, Ltd.........................................  7,368,028    2,114,996
    Barclays Africa Group, Ltd.........................  5,579,767   61,718,540
    Barloworld, Ltd....................................  4,552,249   26,982,488
    Blue Label Telecoms, Ltd...........................  4,468,295    5,954,098
#*  Brait SE...........................................  2,391,574   21,512,545
    Caxton and CTP Publishers and Printers, Ltd........  3,089,885    3,113,844
    Clover Industries, Ltd.............................  1,248,257    1,728,914
*   Consolidated Infrastructure Group, Ltd.............    384,157      730,279
    DataTec, Ltd.......................................  3,528,942   12,771,033
    Distell Group, Ltd.................................     85,382    1,021,970
*   Distribution and Warehousing Network, Ltd..........    177,132       37,604
#   DRDGOLD, Ltd.......................................  5,583,832    4,577,622
#*  Eqstra Holdings, Ltd...............................  3,316,866      663,933
*   Evraz Highveld Steel and Vanadium, Ltd.............    120,337          451
#   Exxaro Resources, Ltd..............................  1,644,184    9,848,629

                                     2217

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
SOUTH AFRICA -- (Continued)
    Gold Fields, Ltd...................................  2,664,475 $ 16,452,292
    Gold Fields, Ltd. Sponsored ADR.................... 12,391,918   76,953,811
    Grindrod, Ltd......................................  7,797,538    6,491,371
    Group Five, Ltd....................................  1,648,263    2,702,898
*   Harmony Gold Mining Co., Ltd.......................  1,605,176    7,262,568
#*  Harmony Gold Mining Co., Ltd. Sponsored ADR........    401,946    1,836,893
    Hudaco Industries, Ltd.............................    136,179    1,005,387
    Hulamin, Ltd.......................................  1,774,040      744,317
*   Impala Platinum Holdings, Ltd......................  6,689,573   29,524,649
    Imperial Holdings, Ltd.............................  1,417,744   16,943,863
    Investec, Ltd......................................  3,952,103   23,831,019
*   JCI, Ltd........................................... 10,677,339           --
    KAP Industrial Holdings, Ltd.......................    865,789      404,754
#*  Kumba Iron Ore, Ltd................................    279,791    2,736,824
#   Lewis Group, Ltd...................................  1,852,654    5,802,292
    Liberty Holdings, Ltd..............................  1,680,993   14,840,050
    Merafe Resources, Ltd.............................. 21,839,289    1,386,022
    Metair Investments, Ltd............................  1,231,958    1,821,206
    MMI Holdings, Ltd.................................. 17,493,889   29,181,741
    Mondi, Ltd.........................................    844,605   17,116,623
    Mpact, Ltd.........................................  2,476,204    6,025,861
    MTN Group, Ltd.....................................  7,581,024   76,629,006
    Murray & Roberts Holdings, Ltd.....................  5,937,539    5,495,498
    Mustek, Ltd........................................     43,577       17,887
    Nampak, Ltd........................................    664,929    1,016,125
#   Nedbank Group, Ltd.................................  3,173,298   45,528,337
#*  Northam Platinum, Ltd..............................  1,899,095    7,050,784
    Omnia Holdings, Ltd................................    489,868    5,819,121
    Peregrine Holdings, Ltd............................  1,413,406    3,072,559
*   Pinnacle Holdings, Ltd.............................    801,571      952,543
    PSG Group, Ltd.....................................    180,008    2,571,658
    Raubex Group, Ltd..................................  1,933,471    2,661,487
    RCL Foods, Ltd.....................................     90,842       91,658
    Reunert, Ltd.......................................    468,156    2,108,403
*   Royal Bafokeng Platinum, Ltd.......................    460,976    1,723,734
    Sanlam, Ltd........................................ 10,272,906   48,471,456
*   Sappi, Ltd.........................................  8,499,396   43,235,092
*   Sappi, Ltd. Sponsored ADR..........................    660,121    3,333,611
    Sasol, Ltd.........................................  3,802,484  101,179,472
    Sasol, Ltd. Sponsored ADR..........................  1,664,260   44,419,099
    Sibanye Gold, Ltd. Sponsored ADR...................  2,123,995   39,612,507
#   Standard Bank Group, Ltd........................... 16,569,484  165,500,910
*   Stefanutti Stocks Holdings, Ltd....................    526,548      151,541
    Steinhoff International Holdings NV................ 24,951,223  157,819,902
*   Super Group, Ltd...................................  4,203,486   12,308,264
    Telkom SA SOC, Ltd.................................  5,017,373   23,284,959
    Tiso Blackstar Group SE............................     19,910       12,255
    Tongaat Hulett, Ltd................................  1,114,434    9,601,230
    Trencor, Ltd.......................................  1,490,837    4,303,829

                                     2218

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                        SHARES      VALUE++
                                                       --------- --------------
SOUTH AFRICA -- (Continued)
    Wilson Bayly Holmes-Ovcon, Ltd....................   415,221 $    3,568,980
                                                                 --------------
TOTAL SOUTH AFRICA....................................            1,305,810,890
                                                                 --------------
SOUTH KOREA -- (14.0%)
    Ace Technologies Corp.............................    57,459        241,220
*   AJ Rent A Car Co., Ltd............................    26,927        251,255
#   Asia Cement Co., Ltd..............................     7,754        539,546
#   ASIA Holdings Co., Ltd............................    27,584      2,600,533
#*  Asia Paper Manufacturing Co., Ltd.................    56,207      1,255,813
*   Asiana Airlines, Inc..............................    46,833        201,701
#*  AUK Corp..........................................   460,803      1,217,531
    Austem Co., Ltd...................................   110,752        375,762
    Autech Corp.......................................     8,903         58,327
#*  BH Co., Ltd.......................................    19,986        141,191
#   BNK Financial Group, Inc.......................... 2,892,220     22,761,147
    Bookook Securities Co., Ltd.......................    28,655        494,863
    BYC Co., Ltd......................................       752        321,940
#*  Capro Corp........................................    79,730        293,695
*   Chemtronics Co., Ltd..............................     2,627         13,767
#*  China Great Star International, Ltd...............   595,580      1,031,792
    Chinyang Holdings Corp............................     6,573         21,570
    Chokwang Paint, Ltd...............................     6,037         60,041
    Chongkundang Holdings Corp........................     2,179        181,320
#   Chosun Refractories Co., Ltd......................     9,716        723,301
    CJ Hellovision Co., Ltd...........................    41,410        341,474
#*  Cosmochemical Co., Ltd............................   115,498        525,438
#   Dae Dong Industrial Co., Ltd......................   143,016      1,015,784
#   Dae Han Flour Mills Co., Ltd......................    14,500      2,290,945
    Dae Won Kang Up Co., Ltd..........................   245,096      1,052,903
#*  Dae Young Packaging Co., Ltd...................... 1,121,470      1,087,799
#*  Dae-Il Corp.......................................    94,782        825,773
#*  Daechang Co., Ltd.................................   526,706        615,155
    Daeduck Electronics Co............................   178,480      1,254,853
#   Daeduck GDS Co., Ltd..............................   284,218      3,376,648
#   Daegu Department Store............................    71,060        853,244
#   Daehan Steel Co., Ltd.............................   176,108      1,448,658
    Daekyo Co., Ltd...................................   184,455      1,374,539
    Daelim Industrial Co., Ltd........................   270,338     20,310,402
    Daesang Holdings Co., Ltd.........................    43,372        487,883
#   Daesung Holdings Co., Ltd.........................    42,463        360,223
    Daewon San Up Co., Ltd............................     1,435          9,350
#*  Daewoo Engineering & Construction Co., Ltd........   964,334      5,370,261
#*  Daewoo Shipbuilding & Marine Engineering Co.,
      Ltd.............................................   491,004      1,963,753
*   Dahaam E-Tec Co., Ltd.............................     3,535         10,651
#   Daishin Securities Co., Ltd.......................   590,481      5,572,087
#   Daou Data Corp....................................    15,106        199,650
#   Daou Technology, Inc..............................   213,291      5,079,474
#*  Dasan Networks, Inc...............................   134,840        909,406
    DGB Financial Group, Inc.......................... 1,625,465     13,094,329
    Display Tech Co., Ltd.............................    24,013        111,107
    DK UIL Co., Ltd...................................    20,105        194,002
#   Dong Ah Tire & Rubber Co., Ltd....................    93,026      2,188,772
#   Dong-Ah Geological Engineering Co., Ltd...........    45,500        413,544

                                     2219

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
SOUTH KOREA -- (Continued)
#   Dong-Il Corp.......................................    17,861 $   959,362
#   Dongbang Transport Logistics Co., Ltd..............   221,137     573,791
#*  DONGBU Co., Ltd....................................   341,028     236,918
#*  Dongbu Securities Co., Ltd.........................   412,339   1,420,665
#   Dongil Industries Co., Ltd.........................    16,483   1,062,427
#*  Dongkook Industrial Co., Ltd.......................   288,799     660,915
    Dongkuk Industries Co., Ltd........................    61,062     334,130
#*  Dongkuk Steel Mill Co., Ltd........................   954,772   7,753,796
    Dongkuk Structures & Construction Co., Ltd.........    12,002      83,716
#   Dongwha Pharm Co., Ltd.............................    56,231     498,563
    Dongwoo Co., Ltd...................................    14,971      56,901
#   Dongyang E&P, Inc..................................    31,262     382,868
#   Doosan Corp........................................   112,906  11,377,507
#*  Doosan Engine Co., Ltd.............................   112,890     456,384
#   Doosan Heavy Industries & Construction Co., Ltd....   528,862  12,433,728
#*  Doosan Infracore Co., Ltd.......................... 1,493,659  10,661,155
#   DRB Holding Co., Ltd...............................   105,605   1,361,218
#   DY Corp............................................   251,346   1,416,000
#   e-LITECOM Co., Ltd.................................    70,654     757,978
    E-MART, Inc........................................   163,359  23,865,000
#   Eagon Industrial, Ltd..............................    43,154     502,897
#   Eugene Corp........................................   553,471   2,632,615
#*  Eugene Investment & Securities Co., Ltd............ 1,130,616   2,902,575
#   Eusu Holdings Co., Ltd.............................    31,401     294,339
#   EVERDIGM Corp......................................    19,016     168,864
    Fine Technix Co., Ltd..............................   119,562     319,926
    Fursys, Inc........................................    28,479     858,740
#   Gaon Cable Co., Ltd................................    25,249     541,168
#*  Global Display Co., Ltd............................    32,534     101,395
    GOLFZONYUWONHOLDINGS Co., Ltd......................    34,555     259,977
#*  GS Engineering & Construction Corp.................   443,425  11,398,588
#*  GS Global Corp.....................................    19,899      43,619
    GS Holdings Corp...................................   598,099  25,843,396
#   Gwangju Shinsegae Co., Ltd.........................     5,985   1,335,082
#*  Halla Corp.........................................    75,864     344,490
#   Halla Holdings Corp................................    53,890   3,037,717
    Han Kuk Carbon Co., Ltd............................     6,148      36,523
    Hana Financial Group, Inc.......................... 3,086,346  75,990,788
#   Hana Micron, Inc...................................    63,105     397,294
#   Handsome Co., Ltd..................................    94,606   3,294,044
    Hanil Cement Co., Ltd..............................    47,480   3,661,995
#*  Hanjin Heavy Industries & Construction Co., Ltd....   571,915   2,288,800
#*  Hanjin Heavy Industries & Construction Holdings
      Co., Ltd.........................................   186,144     942,396
#   Hanjin Kal Corp....................................   164,850   2,594,711
#*  Hanjin Shipping Co., Ltd...........................   264,938     498,419
#   Hanjin Transportation Co., Ltd.....................   123,466   3,513,954
    Hankuk Glass Industries, Inc.......................    17,640     426,303
#   Hankuk Paper Manufacturing Co., Ltd................    33,845     874,794
#*  Hansol Holdings Co., Ltd...........................   401,896   2,558,844
#*  Hansol HomeDeco Co., Ltd...........................   321,490     535,579
#   Hansol Paper Co., Ltd..............................   142,915   2,913,015
    Hanwha Chemical Corp............................... 1,003,728  22,960,873
#   Hanwha Corp........................................   740,315  23,583,134

                                     2220

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
SOUTH KOREA -- (Continued)
#   Hanwha Galleria Timeworld Co., Ltd.................     2,375 $    100,127
    Hanwha General Insurance Co., Ltd..................   101,878      640,451
#*  Hanwha Investment & Securities Co., Ltd............   628,576    1,767,720
#   Hanwha Life Insurance Co., Ltd..................... 2,416,820   12,467,659
    Hanwha Techwin Co., Ltd............................    97,084    4,695,211
#   Hanyang Securities Co., Ltd........................    92,428      639,217
#   Heung-A Shipping Co., Ltd.......................... 1,058,778    1,304,381
#   Hitejinro Holdings Co., Ltd........................   117,810    1,440,165
#   HMC Investment Securities Co., Ltd.................   247,176    2,374,847
#   HS R&A Co., Ltd....................................    33,151    1,092,426
#   Humax Co., Ltd.....................................   187,379    2,444,131
#   Huvis Corp.........................................    48,439      351,474
#   Hwa Shin Co., Ltd..................................   105,015      702,225
#   Hwacheon Machine Tool Co., Ltd.....................    14,227      635,248
    HwaSung Industrial Co., Ltd........................    45,616      520,290
    Hy-Lok Corp........................................     1,172       23,593
#   Hyosung Corp.......................................   137,032   17,029,283
#*  Hyundai BNG Steel Co., Ltd.........................   127,884    1,354,313
#   Hyundai Corp.......................................    13,871      290,480
    Hyundai Department Store Co., Ltd..................   126,562   14,042,583
    Hyundai Engineering & Construction Co., Ltd........   439,285   14,494,192
#*  Hyundai Heavy Industries Co., Ltd..................   411,885   46,320,425
    Hyundai Home Shopping Network Corp.................     6,131      665,079
    Hyundai Hy Communications & Networks Co., Ltd......   267,483      915,021
#*  Hyundai Mipo Dockyard Co., Ltd.....................    80,621    5,813,847
    Hyundai Mobis Co., Ltd.............................   173,294   39,516,678
    Hyundai Motor Co................................... 1,431,376  168,891,368
*   Hyundai Rotem Co., Ltd.............................     6,913      131,831
#   Hyundai Securities Co., Ltd........................ 1,283,513    7,900,267
    Hyundai Steel Co................................... 1,050,773   47,664,854
#   Hyundai Wia Corp...................................    91,119    7,000,780
#*  Iljin Display Co., Ltd.............................    54,206      219,310
#   Iljin Electric Co., Ltd............................   230,699    1,022,226
#   Ilshin Spinning Co., Ltd...........................    16,659    1,905,584
#   Ilsung Pharmaceuticals Co., Ltd....................     9,407      978,863
    Industrial Bank of Korea........................... 2,328,028   24,653,584
*   InnoWireless, Inc..................................     1,805       17,072
#*  Interflex Co., Ltd.................................    55,823      828,865
#   Intergis Co., Ltd..................................    49,180      135,686
    Interpark Holdings Corp............................    86,990      462,535
    INTOPS Co., Ltd....................................    72,590    1,292,570
    Inzi Controls Co., Ltd.............................    89,540      497,574
#   INZI Display Co., Ltd..............................   244,705      477,362
#   ISU Chemical Co., Ltd..............................    83,274    1,284,722
#   IsuPetasys Co., Ltd................................    87,285      399,197
#   Jahwa Electronics Co., Ltd.........................    51,560      613,605
#   JB Financial Group Co., Ltd........................   912,123    4,864,035
#   Kangnam Jevisco Co., Ltd...........................    32,637    1,086,411
#   KB Capital Co., Ltd................................    95,780    2,123,071
    KB Financial Group, Inc............................ 1,339,295   42,526,380
    KB Financial Group, Inc. ADR....................... 3,020,559   95,932,954
#   KB Insurance Co., Ltd..............................   215,908    5,476,666
    KC Green Holdings Co., Ltd.........................     3,401       25,082

                                     2221

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
SOUTH KOREA -- (Continued)
#   KCC Corp...........................................    47,542 $16,757,659
#*  KEC Corp...........................................   151,037     159,161
#   Keyang Electric Machinery Co., Ltd.................   183,876   1,001,769
#   KG Chemical Corp...................................    57,540     715,368
    KG Eco Technology Service Co., Ltd.................    44,410     131,831
#   KH Vatec Co., Ltd..................................    75,247     828,154
    Kia Motors Corp.................................... 1,897,188  71,467,676
#   KISCO Corp.........................................    52,726   1,879,429
#   KISCO Holdings Co., Ltd............................    11,405     619,709
#   Kishin Corp........................................   107,298     551,217
#   KISWIRE, Ltd.......................................    89,105   2,942,687
*   KleanNara Co., Ltd.................................    11,022      57,131
#   Kolon Corp.........................................    14,812     873,078
*   Kolon Global Corp..................................     1,246      17,095
#   Kolon Industries, Inc..............................   210,202  16,367,277
#   Kook Soon Dang Brewery Co., Ltd....................   112,565     726,027
#   Korea Alcohol Industrial Co., Ltd..................    28,767     236,925
#   Korea Circuit Co., Ltd.............................   146,625   1,311,122
    Korea Electric Terminal Co., Ltd...................    28,730   2,253,450
    Korea Export Packaging Industrial Co., Ltd.........     5,290      99,686
#*  Korea Flange Co., Ltd..............................    66,724     903,153
#   Korea Investment Holdings Co., Ltd.................   430,137  18,055,715
#*  Korea Line Corp....................................    18,721     324,867
*   Korean Air Lines Co., Ltd..........................   126,097   3,207,336
#   Korean Reinsurance Co..............................   736,863   7,961,612
    Kortek Corp........................................    47,200     524,918
    KPX Chemical Co., Ltd..............................    12,852     580,701
    KSS LINE, Ltd......................................     2,962      44,680
*   KTB Investment & Securities Co., Ltd...............   639,952   1,689,390
    KTCS Corp..........................................    43,651     100,871
#   Kukdo Chemical Co., Ltd............................    46,303   2,351,633
    Kukdong Oil & Chemicals Co., Ltd...................     5,622      18,391
#*  Kumho Electric Co., Ltd............................    44,161     459,345
#   Kumkang Kind Co., Ltd..............................     2,913     135,161
#   Kwangju Bank.......................................   142,451   1,206,616
#*  Kyeryong Construction Industrial Co., Ltd..........    38,242     417,058
#   Kyobo Securities Co., Ltd..........................   206,079   1,915,699
#   Kyung-In Synthetic Corp............................    27,261     156,628
#   Kyungbang, Ltd.....................................    11,471   1,762,912
    Kyungchang Industrial Co., Ltd.....................     8,922      49,791
    LEADCORP, Inc. (The)...............................    22,333     183,616
    LF Corp............................................   156,014   2,910,577
    LG Corp............................................   841,761  47,813,936
    LG Display Co., Ltd................................ 1,415,814  39,253,930
    LG Display Co., Ltd. ADR........................... 3,991,524  55,721,675
#   LG Electronics, Inc................................ 1,692,217  80,922,572
    LG International Corp..............................   226,181   7,373,316
    LG Uplus Corp...................................... 2,100,307  20,558,624
#   LMS Co., Ltd.......................................    14,112      92,782
#   Lotte Chemical Corp................................    49,245  13,380,809
#   Lotte Chilsung Beverage Co., Ltd...................     5,769   8,510,092
    Lotte Confectionery Co., Ltd.......................     2,456     415,706
    LOTTE Fine Chemical Co., Ltd.......................    20,251     643,876

                                     2222

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
SOUTH KOREA -- (Continued)
#   LOTTE Himart Co., Ltd..............................    74,559 $  2,981,078
#*  Lotte Non-Life Insurance Co., Ltd..................   206,214      469,445
#   Lotte Shopping Co., Ltd............................   123,317   21,266,362
    LS Corp............................................   115,495    5,508,794
*   Lumens Co., Ltd....................................    78,172      319,708
    MegaStudy Co., Ltd.................................     4,957      149,236
    MegaStudyEdu Co., Ltd..............................     2,475      104,184
    Meritz Financial Group, Inc........................    57,067      631,935
#   Meritz Securities Co., Ltd......................... 1,053,135    3,546,084
    Mi Chang Oil Industrial Co., Ltd...................     4,691      378,870
    Mirae Asset Daewoo Co., Ltd........................ 1,277,390   10,382,595
    Mirae Asset Securities Co., Ltd....................   790,041   18,802,846
#   MK Electron Co., Ltd...............................   116,640    1,220,872
*   MNTech Co., Ltd....................................    42,756      193,550
#   Moorim P&P Co., Ltd................................   404,887    1,581,212
#*  Moorim Paper Co., Ltd..............................   210,130      584,105
#   Motonic Corp.......................................    77,783      643,402
#   Namyang Dairy Products Co., Ltd....................     2,912    1,775,202
#   NEOWIZ HOLDINGS Corp...............................    67,921      872,941
#   Nexen Corp.........................................   171,640    1,224,973
#   NH Investment & Securities Co., Ltd................ 1,207,525   11,240,417
*   NHN Entertainment Corp.............................    11,256      662,501
#   Nong Shim Holdings Co., Ltd........................    20,063    2,310,425
#   NOROO Paint & Coatings Co., Ltd....................    25,495      239,313
#   NPC................................................   116,690      742,139
#*  OCI Co., Ltd.......................................   108,701    9,064,033
    Opto Device Technology Co., Ltd....................    16,990      142,678
*   Paik Kwang Industrial Co., Ltd.....................    23,328       38,593
#*  Pan Ocean Co., Ltd.................................   272,254      894,603
    Pang Rim Co., Ltd..................................     3,201       68,063
#*  PaperCorea, Inc....................................   261,826      201,394
#   Poongsan Corp......................................   350,209    9,728,927
#   Poongsan Holdings Corp.............................    55,420    2,125,638
    POSCO..............................................   533,590  108,119,559
    POSCO Sponsored ADR................................ 1,449,591   73,465,272
    POSCO Coated & Color Steel Co., Ltd................     4,667      109,086
    Posco Daewoo Corp..................................   117,145    2,244,567
#*  Power Logics Co., Ltd..............................   170,398      745,680
    Pyeong Hwa Automotive Co., Ltd.....................    72,100      756,927
    RFTech Co., Ltd....................................    11,555       60,397
*   S&C Engine Group, Ltd..............................   130,083      191,833
#   S&T Dynamics Co., Ltd..............................   344,607    3,035,577
#   S&T Holdings Co., Ltd..............................    97,873    1,647,185
#   S-Energy Co., Ltd..................................    28,801      212,284
#*  Sajo Industries Co., Ltd...........................    18,924    1,152,682
    Sam Young Electronics Co., Ltd.....................   159,570    1,744,660
    Samho Development Co., Ltd.........................     4,638       14,581
#   SAMHWA Paints Industrial Co., Ltd..................    13,715      141,152
#   Samick Musical Instruments Co., Ltd................   221,199      553,794
    Samjin LND Co., Ltd................................    75,143      225,149
    Sammok S-Form Co., Ltd.............................     5,132       74,937
#   Samsung Card Co., Ltd..............................    70,949    2,740,027
#   Samsung Electro-Mechanics Co., Ltd.................   261,069   12,889,307

                                     2223

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
SOUTH KOREA -- (Continued)
    Samsung Electronics Co., Ltd.......................    30,024 $ 41,312,338
#*  Samsung Heavy Industries Co., Ltd..................   937,389    8,359,089
    Samsung Life Insurance Co., Ltd....................   275,781   23,992,564
#   Samsung SDI Co., Ltd...............................   387,366   36,620,822
    Samsung Securities Co., Ltd........................   246,697    8,346,795
    Samyang Corp.......................................     5,810      502,988
    Samyang Holdings Corp..............................    33,473    3,611,516
#   Samyang Tongsang Co., Ltd..........................     6,567      302,786
#*  Samyoung Chemical Co., Ltd.........................   258,455      365,800
#   SAVEZONE I&C Corp..................................    42,314      196,078
#   SBS Media Holdings Co., Ltd........................   330,117      896,653
#   Seah Besteel Corp..................................   201,347    4,828,188
#   SeAH Holdings Corp.................................    12,963    1,546,156
    SeAH Steel Corp....................................    44,101    2,752,345
#   Sebang Co., Ltd....................................   136,608    1,950,657
    Sebang Global Battery Co., Ltd.....................    64,724    2,237,683
#   Sejong Industrial Co., Ltd.........................   149,537    1,469,780
#*  Seohee Construction Co., Ltd....................... 1,371,079    1,826,066
    Seoyon Co,. Ltd....................................    10,364      102,532
    Sewon Precision Industry Co., Ltd..................     3,019       49,672
#*  SFA Semicon Co, Ltd................................   166,410      392,120
*   SG Corp............................................    59,208       64,888
    Shinhan Financial Group Co., Ltd................... 3,520,728  125,813,533
    Shinhan Financial Group Co., Ltd. ADR.............. 1,516,469   54,122,778
#   Shinsegae Co., Ltd.................................    93,268   15,175,933
#   Shinsegae Information & Communication Co., Ltd.....     6,856      501,890
#*  Shinsung Solar Energy Co., Ltd.....................   431,860      926,271
#*  Shinsung Tongsang Co., Ltd.........................   649,404      812,360
*   Shinwon Corp.......................................    82,700      139,404
#   Shinyoung Securities Co., Ltd......................    37,211    1,674,714
#*  Signetics Corp.....................................   594,215      950,042
#   Silla Co., Ltd.....................................    64,953      886,787
#*  SIMMTECH HOLDINGS Co., Ltd.........................     3,959       11,029
    SIMPAC, Inc........................................    17,853       82,372
#   Sindoh Co., Ltd....................................    46,224    2,134,396
    SJM Co., Ltd.......................................    11,075       72,493
#   SK Chemicals Co., Ltd..............................   114,275    6,825,413
#   SK Gas, Ltd........................................    56,144    4,266,449
    SK Holdings Co., Ltd...............................   123,495   23,041,502
    SK Hynix, Inc......................................   932,258   28,708,021
    SK Innovation Co., Ltd.............................   683,863   90,118,266
#   SK Networks Co., Ltd............................... 1,389,702    7,724,424
#*  SK Securities Co., Ltd............................. 2,856,758    3,106,432
#   SKC Co., Ltd.......................................   188,685    5,045,018
    SL Corp............................................   191,323    2,467,219
#*  Ssangyong Cement Industrial Co., Ltd...............   299,916    5,116,767
*   STX Engine Co., Ltd................................     4,199       25,709
#   Sun Kwang Co., Ltd.................................    20,412      340,230
    Sunchang Corp......................................    12,410      119,244
#   Sung Kwang Bend Co., Ltd...........................    90,554      746,685
#   Sungchang Enterprise Holdings, Ltd.................   274,433      796,541
#*  Sungshin Cement Co., Ltd...........................   222,986    2,214,213
#   Sungwoo Hitech Co., Ltd............................   427,608    3,127,322

                                     2224

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                        SHARES      VALUE++
                                                      ---------- --------------
SOUTH KOREA -- (Continued)
#   Tae Kyung Industrial Co., Ltd....................    120,772 $      539,187
    Taekwang Industrial Co., Ltd.....................      4,990      4,000,536
#*  Taewoong Co., Ltd................................     64,855      1,231,652
#*  Taeyoung Engineering & Construction Co., Ltd.....    566,881      3,080,865
#   Tailim Packaging Co., Ltd........................    385,280      1,151,326
#*  TBH Global Co., Ltd..............................     73,900        640,777
#*  TK Chemical Corp.................................    527,935      1,036,737
#   TK Corp..........................................     20,753        161,442
*   Tong Kook Corp...................................        607             --
#   Tong Yang Moolsan Co., Ltd.......................    661,310      1,177,655
*   Tongyang Cement & Energy Corp....................      4,282         17,066
    Tongyang Life Insurance Co, Ltd..................    425,384      4,085,850
#*  Top Engineering Co., Ltd.........................     62,575        343,956
#   Tovis Co., Ltd...................................     17,984        156,212
#   TS Corp..........................................     74,861      1,707,142
#   Ubiquoss, Inc....................................     58,914        539,935
    Uju Electronics Co., Ltd.........................     45,357        578,386
#   Unid Co., Ltd....................................     66,294      2,694,353
    Visang Education, Inc............................      2,214         29,194
#   WillBes & Co. (The)..............................    688,308      1,590,979
    Wiscom Co., Ltd..................................     32,980        129,992
*   Woongjin Co., Ltd................................     59,182        155,713
#*  Wooree ETI Co., Ltd..............................     74,334        140,992
    Woori Bank.......................................  2,388,988     21,556,974
#   Woori Bank Sponsored ADR.........................      7,135        194,714
#   WooSung Feed Co., Ltd............................    226,244        716,804
    Y G-1 Co., Ltd...................................      7,438         68,125
    YESCO Co., Ltd...................................     31,499      1,099,956
#   Yoosung Enterprise Co., Ltd......................    164,543        586,268
    YooSung T&S Co., Ltd.............................     20,870         99,325
#   Youlchon Chemical Co., Ltd.......................    143,089      1,781,560
#   Young Poong Corp.................................      3,937      3,958,637
*   Young Poong Mining & Construction Corp...........     18,030             --
    Young Poong Precision Corp.......................    126,084        985,348
#*  Yuanta Securities Korea Co., Ltd.................    476,080      1,567,967
#   YuHwa Securities Co., Ltd........................     28,274        399,568
    Zeus Co., Ltd....................................     20,599        267,775
*   Zinus, Inc.......................................      1,866        233,219
                                                                 --------------
TOTAL SOUTH KOREA....................................             2,315,580,191
                                                                 --------------
TAIWAN -- (14.2%)
#   Ability Enterprise Co., Ltd......................  2,489,330      1,368,913
#   Acer, Inc........................................ 35,018,109     16,694,098
#   ACES Electronic Co., Ltd.........................  1,235,000        982,438
#   Achem Technology Corp............................  3,395,318      1,212,905
    Acter Co., Ltd...................................      4,000         10,669
*   Action Electronics Co., Ltd......................    111,393         12,608
#*  Advanced Connectek, Inc..........................  1,938,000        383,136
    Advanced International Multitech Co., Ltd........    256,000        166,111
    Advanced Optoelectronic Technology, Inc..........     47,000         38,182
#*  AGV Products Corp................................  6,300,701      1,611,852
#*  AimCore Technology Co., Ltd......................    785,797        538,253
#   Alcor Micro Corp.................................    522,000        298,550

                                     2225

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
TAIWAN -- (Continued)
#   Allis Electric Co., Ltd............................  1,250,000 $   417,256
#   Alpha Networks, Inc................................  4,160,313   2,666,240
#   Altek Corp.........................................  3,822,365   2,754,703
    Ambassador Hotel (The).............................  1,179,000     965,064
#   AMPOC Far-East Co., Ltd............................  1,373,000   1,059,905
#   AmTRAN Technology Co., Ltd......................... 11,878,956   8,252,518
#   Apacer Technology, Inc.............................    163,000     142,611
#*  APCB, Inc..........................................  2,327,000   1,175,143
    Apex International Co., Ltd........................     92,000     115,307
    Apex Science & Engineering.........................    211,536      55,962
#   Arcadyan Technology Corp...........................  1,561,675   2,829,148
#   Ardentec Corp......................................  5,189,155   3,403,949
*   Arima Communications Corp..........................     86,000      15,874
#   Asia Cement Corp................................... 25,420,589  23,252,935
#*  Asia Optical Co., Inc..............................  4,014,290   3,469,116
#   Asia Plastic Recycling Holding, Ltd................    692,731     400,641
#   Asia Polymer Corp..................................  4,865,301   2,747,004
#   Asia Vital Components Co., Ltd.....................  3,745,984   3,017,726
#   Asustek Computer, Inc..............................    951,000   8,274,509
#   AU Optronics Corp.................................. 54,920,812  22,443,529
    AU Optronics Corp. Sponsored ADR...................  9,323,617  38,599,774
#   Audix Corp.........................................  1,436,332   1,620,417
#   Avermedia Technologies.............................  2,505,000     844,534
#*  Avision, Inc.......................................  1,540,555     345,157
#   AVY Precision Technology, Inc......................    407,680     793,222
#   Bank of Kaohsiung Co., Ltd.........................  5,988,230   1,715,145
    BenQ Materials Corp................................    164,000      88,968
#   BES Engineering Corp............................... 21,377,443   3,645,525
#*  Biostar Microtech International Corp...............  2,438,055     731,366
#   Bright Led Electronics Corp........................  1,746,000     558,996
#*  C Sun Manufacturing, Ltd...........................  2,499,837   1,160,732
#*  Cameo Communications, Inc..........................  2,551,197     511,593
#   Capital Securities Corp............................ 26,935,447   7,365,051
#   Career Technology MFG. Co., Ltd....................  2,364,000   1,339,154
#*  Carnival Industrial Corp...........................  5,051,000     747,802
#   Cathay Chemical Works..............................    959,000     432,970
#   Cathay Financial Holding Co., Ltd.................. 11,168,000  12,563,049
#*  Cathay Real Estate Development Co., Ltd............ 14,162,421   6,347,777
#   Celxpert Energy Corp...............................    262,000     151,134
#   Central Reinsurance Co., Ltd.......................  1,986,016     855,507
#   ChainQui Construction Development Co., Ltd.........  1,250,173     809,230
#*  Champion Building Materials Co., Ltd...............  6,205,828   1,292,234
#   Chang Hwa Commercial Bank, Ltd..................... 84,634,847  45,542,326
#   Chang Wah Electromaterials, Inc....................     52,000     192,128
#   Channel Well Technology Co., Ltd...................    450,000     468,468
#   Charoen Pokphand Enterprise........................  2,891,825   3,352,257
#   Cheng Loong Corp................................... 13,801,659   4,843,583
#   Cheng Uei Precision Industry Co., Ltd..............  6,430,635   8,738,674
#   Chia Chang Co., Ltd................................  1,615,000   1,144,130
#   Chia Hsin Cement Corp..............................  6,911,191   1,931,825
#   Chien Kuo Construction Co., Ltd....................  4,689,247   1,307,503
#   Chimei Materials Technology Corp...................    756,000     366,676
    Chin-Poon Industrial Co., Ltd......................  2,808,815   6,168,440

                                     2226

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
TAIWAN -- (Continued)
    China Airlines, Ltd................................  45,389,353 $13,345,034
    China Bills Finance Corp...........................     326,000     124,119
#   China Chemical & Pharmaceutical Co., Ltd...........   4,137,264   2,359,709
#   China Development Financial Holding Corp........... 154,527,734  37,624,437
#*  China Electric Manufacturing Corp..................   3,962,200     979,466
#   China General Plastics Corp........................   5,267,030   2,718,168
#   China Glaze Co., Ltd...............................   2,221,363     772,249
#   China Life Insurance Co., Ltd......................  23,134,959  19,138,096
#*  China Man-Made Fiber Corp..........................  12,409,813   3,027,341
#   China Metal Products...............................   4,081,969   4,203,024
#   China Motor Corp...................................   6,691,749   5,068,597
#*  China Petrochemical Development Corp...............  28,336,397   6,735,096
#   China Steel Corp...................................  33,024,320  22,845,631
#   China Steel Structure Co., Ltd.....................   1,435,219     974,621
#   China Synthetic Rubber Corp........................   8,631,794   6,262,806
*   China United Trust & Investment Corp...............     493,999          --
#   China Wire & Cable Co., Ltd........................   2,258,000     924,158
#   Chinese Maritime Transport, Ltd....................   1,551,000   1,102,739
#   Chipbond Technology Corp...........................   3,113,000   4,258,161
#   ChipMOS TECHNOLOGIES, Inc..........................     138,229     143,327
#   Chun YU Works & Co., Ltd...........................   3,273,000   1,464,898
#   Chun Yuan Steel....................................   6,432,287   2,065,334
*   Chung Hung Steel Corp..............................  11,811,046   2,109,628
#   Chung Hwa Pulp Corp................................   5,954,353   1,705,617
*   Chung Shing Textile Co., Ltd.......................         600          --
    Chung-Hsin Electric & Machinery Manufacturing
      Corp.............................................   5,843,250   3,379,779
*   Chunghwa Picture Tubes, Ltd........................  52,767,412   1,657,761
#   Clevo Co...........................................     580,000     524,506
#*  CMC Magnetics Corp.................................  40,543,621   4,989,968
#*  CoAsia Microelectronics Corp.......................     369,350     222,822
    Coland Holdings, Ltd...............................      58,000      81,396
#   Collins Co., Ltd...................................   2,011,224     712,270
#   Compal Electronics, Inc............................  70,471,332  44,280,229
#   Compeq Manufacturing Co., Ltd......................  18,493,000   9,691,040
*   Compex International Co., Ltd......................      46,400          --
*   Concord Securities Co., Ltd........................   1,769,000     380,716
#*  Continental Holdings Corp..........................   7,711,540   2,595,325
    Coretronic Corp....................................   7,992,250   7,547,946
#   Coxon Precise Industrial Co., Ltd..................   1,986,000   2,355,323
#   Creative Sensor, Inc...............................     414,000     245,232
#   CSBC Corp. Taiwan..................................   6,296,654   2,908,785
    CTBC Financial Holding Co., Ltd....................  57,239,883  31,601,895
#   CyberTAN Technology, Inc...........................     186,000     120,602
#   D-Link Corp........................................  10,842,552   4,149,192
#   DA CIN Construction Co., Ltd.......................   2,383,579   1,210,269
    Da-Li Development Co., Ltd.........................      58,000      44,045
*   Danen Technology Corp..............................     216,000      53,855
#   Darfon Electronics Corp............................   5,200,950   2,939,565
#   Darwin Precisions Corp.............................   6,176,635   2,682,581
#   Delpha Construction Co., Ltd.......................   1,768,016     797,768
*   Der Pao Construction Co., Ltd......................   2,158,544          --
#*  Dynamic Electronics Co., Ltd.......................   4,422,324   1,282,727
    Dynapack International Technology Corp.............     110,000     152,784

                                     2227

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
TAIWAN -- (Continued)
#*  E Ink Holdings, Inc...............................   6,610,000 $  3,923,548
*   E-Ton Solar Tech Co., Ltd.........................   3,473,443    1,257,083
#   E.Sun Financial Holding Co., Ltd..................  82,512,960   46,081,786
#   Edimax Technology Co., Ltd........................   3,213,902    1,006,547
#   Edison Opto Corp..................................   1,362,000      636,793
    Edom Technology Co., Ltd..........................     344,588      201,848
#   Elite Semiconductor Memory Technology, Inc........     286,000      263,973
#   Elitegroup Computer Systems Co., Ltd..............   6,103,395    3,139,589
*   Emerging Display Technologies Corp................      45,000       15,678
    ENG Electric Co., Ltd.............................   1,306,344      680,696
#   EnTie Commercial Bank Co., Ltd....................   2,271,232      985,833
*   Episil Holdings, Inc..............................   1,142,500      421,463
#   Epistar Corp......................................  15,025,869   11,613,527
    Eson Precision Ind. Co., Ltd......................      16,000       19,242
    Eternal Materials Co., Ltd........................   1,679,292    1,749,397
    Etron Technology, Inc.............................     643,000      267,590
*   Eva Airways Corp..................................   7,383,999    3,514,871
*   Ever Fortune Industrial Co., Ltd..................     409,000           --
#   Everest Textile Co., Ltd..........................   3,398,002    1,658,225
    Evergreen International Storage & Transport
      Corp............................................   9,376,000    3,867,098
    Evergreen Marine Corp. Taiwan, Ltd................  23,276,607    9,017,050
    Everlight Chemical Industrial Corp................     103,950       66,675
#   Everlight Electronics Co., Ltd....................     557,000      906,684
#   Excelsior Medical Co., Ltd........................   1,380,726    2,212,289
#   Far Eastern Department Stores, Ltd................   8,000,445    4,579,151
#   Far Eastern International Bank....................  28,776,465    8,396,786
    Far Eastern New Century Corp......................   6,737,528    5,265,101
#*  Farglory F T Z Investment Holding Co., Ltd........   1,258,000      540,271
#   Farglory Land Development Co., Ltd................   1,860,264    2,004,118
#   Federal Corp......................................   7,526,628    3,338,507
    Feng Hsin Steel Co., Ltd..........................     209,000      275,376
*   First Copper Technology Co., Ltd..................   3,186,750      666,503
#   First Financial Holding Co., Ltd.................. 137,840,416   76,495,895
#   First Hotel.......................................   1,487,491      850,917
#*  First Insurance Co., Ltd, (The)...................   3,892,064    1,433,834
#   First Steamship Co., Ltd..........................   5,502,173    1,387,995
#   Formosa Advanced Technologies Co., Ltd............   2,137,000    1,496,712
    Formosa Oilseed Processing Co., Ltd...............     357,977      574,196
    Formosa Taffeta Co., Ltd..........................   9,476,511    8,988,789
#   Formosan Rubber Group, Inc........................   8,035,000    3,852,352
#   Formosan Union Chemical...........................   2,864,034    1,593,582
#   Fortune Electric Co., Ltd.........................     409,000      197,549
#   Founding Construction & Development Co., Ltd......   3,475,418    1,773,709
#   Foxconn Technology Co., Ltd.......................   4,995,359   12,122,389
#   Foxlink Image Technology Co., Ltd.................   1,568,000      732,387
#   Froch Enterprise Co., Ltd.........................   2,358,734      746,940
#   FSP Technology, Inc...............................   1,976,292    1,524,934
    Fubon Financial Holding Co., Ltd..................  91,032,471  113,282,720
    Fulgent Sun International Holding Co., Ltd........      41,000       84,167
#   Fullerton Technology Co., Ltd.....................   1,517,200    1,099,986
#   Fulltech Fiber Glass Corp.........................   4,752,690    2,001,188
#   Fwusow Industry Co., Ltd..........................   2,826,980    1,354,719
#   G Shank Enterprise Co., Ltd.......................   2,168,902    1,624,684

                                     2228

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
TAIWAN -- (Continued)
#*  G Tech Optoelectronics Corp........................    242,000 $    94,905
#   Gallant Precision Machining Co., Ltd...............    658,000     366,911
#   Gemtek Technology Corp.............................  5,560,962   3,120,424
#*  Genesis Photonics, Inc.............................  3,437,810     556,771
#*  Genius Electronic Optical Co., Ltd.................    843,000   1,527,553
    Getac Technology Corp..............................  6,946,065   5,236,510
#   Giantplus Technology Co., Ltd......................  2,198,100   1,400,345
#   Giga Solution Tech Co., Ltd........................  1,093,000     807,282
#   Gigabyte Technology Co., Ltd.......................  8,459,287  10,747,574
#*  Gigastorage Corp...................................  3,030,600   2,188,365
#*  Gintech Energy Corp................................  6,200,453   4,569,170
#*  Global Brands Manufacture, Ltd.....................  4,814,951   1,284,631
#   Global Lighting Technologies, Inc..................    699,000   1,979,453
    Global Mixed Mode Technology, Inc..................     34,000      69,556
#   Globalwafers Co., Ltd..............................    240,752     493,560
    Globe Union Industrial Corp........................  2,962,625   1,296,478
#   Gloria Material Technology Corp....................  6,551,116   3,318,990
#*  Gold Circuit Electronics, Ltd......................  7,596,965   2,707,171
#   Goldsun Building Materials Co., Ltd................ 21,263,261   5,420,438
#   Good Will Instrument Co., Ltd......................    526,425     307,778
    Grand Ocean Retail Group, Ltd......................    112,000      88,729
#   Grand Pacific Petrochemical........................ 14,804,000   7,804,457
    Great China Metal Industry.........................    884,000     695,186
#   Great Wall Enterprise Co., Ltd.....................  6,865,597   5,824,153
    Greatek Electronics, Inc...........................     73,000      89,674
#*  Green Energy Technology, Inc.......................  3,125,880   1,853,115
#*  GTM Holdings Corp..................................  1,918,000     919,864
#   Hannstar Board Corp................................  5,125,635   1,663,531
#*  HannStar Display Corp.............................. 52,488,435   8,883,402
*   HannsTouch Solution, Inc...........................  1,101,481     226,394
#   Harvatek Corp......................................  2,915,553     911,067
*   Helix Technology, Inc..............................     29,585          --
#   Hey Song Corp......................................  2,920,500   2,986,941
#   Hiroca Holdings, Ltd...............................     68,000     246,513
    HiTi Digital, Inc..................................    127,000      58,250
#   Hitron Technology, Inc.............................  1,925,885   1,300,013
#*  Ho Tung Chemical Corp.............................. 10,549,004   2,464,013
#   Hocheng Corp.......................................  4,424,300   1,069,753
    Hold-Key Electric Wire & Cable Co., Ltd............    118,124      30,217
#   Holy Stone Enterprise Co., Ltd.....................  3,189,650   3,515,296
#   Hon Hai Precision Industry Co., Ltd................  9,923,400  27,384,665
    Hong TAI Electric Industrial.......................  3,336,000     868,240
    Hong YI Fiber Industry Co..........................     32,000      20,135
#*  Horizon Securities Co., Ltd........................  5,923,000   1,142,140
#   Hsin Kuang Steel Co., Ltd..........................  3,198,124   1,619,922
#   Hsing TA Cement Co.................................  1,864,782     592,684
#   HTC Corp...........................................  5,139,000  15,325,868
#*  HUA ENG Wire & Cable Co., Ltd......................  6,695,035   1,446,103
    Hua Nan Financial Holdings Co., Ltd................ 55,845,542  30,482,389
#   Huaku Development Co., Ltd.........................    386,000     645,025
*   Hualon Corp........................................    257,040          --
#   Huang Hsiang Construction Corp.....................    262,000     283,618
#   Hung Ching Development & Construction Co., Ltd.....  1,928,468   1,050,104

                                     2229

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
TAIWAN -- (Continued)
#   Hung Poo Real Estate Development Corp..............   3,653,655 $ 3,064,790
#   Hung Sheng Construction, Ltd.......................   6,271,892   3,243,589
#   Huxen Corp.........................................     275,281     358,437
#*  Hwacom Systems, Inc................................     333,000     103,848
#*  I-Chiun Precision Industry Co., Ltd................   2,772,000     803,238
#*  Ichia Technologies, Inc............................   1,276,260     596,815
#   Ideal Bike Corp....................................      80,271      31,235
#   Infortrend Technology, Inc.........................   1,042,000     530,711
#   Innolux Corp....................................... 142,560,544  52,802,232
#*  Inotera Memories, Inc..............................   8,785,000   7,176,036
#   Inpaq Technology Co., Ltd..........................     315,000     215,648
#   Inventec Corp......................................  28,746,277  22,343,039
#   ITE Technology, Inc................................   1,814,479   1,691,237
    ITEQ Corp..........................................     236,000     251,476
    Jentech Precision Industrial Co., Ltd..............      42,000      63,394
#   Jess-Link Products Co., Ltd........................   1,183,000   1,010,255
#   Jih Sun Financial Holdings Co., Ltd................   6,503,251   1,435,028
    Jinli Group Holdings, Ltd..........................      76,000     150,225
#   K Laser Technology, Inc............................   1,726,601     790,474
#   Kang Na Hsiung Enterprise Co., Ltd.................   1,687,078     555,203
#   Kaulin Manufacturing Co., Ltd......................   2,503,656   1,326,773
    KEE TAI Properties Co., Ltd........................   1,742,000     698,801
#   Kenmec Mechanical Engineering Co., Ltd.............   1,676,000     615,629
#   Kindom Construction Corp...........................   4,824,000   2,596,004
#   King Yuan Electronics Co., Ltd.....................  15,698,805  15,016,677
    King's Town Bank Co., Ltd..........................  11,404,012   8,370,600
    King's Town Construction Co., Ltd..................     146,380      86,998
#*  Kinko Optical Co., Ltd.............................   1,505,000     817,913
#*  Kinpo Electronics..................................  18,996,375   7,125,363
#   Kinsus Interconnect Technology Corp................     328,000     708,823
#   KS Terminals, Inc..................................     690,880     829,766
#*  Kung Sing Engineering Corp.........................   3,301,000   1,034,417
#   Kuo Toong International Co., Ltd...................     580,962     422,802
#   Kuoyang Construction Co., Ltd......................   7,517,840   2,793,858
#   Kwong Fong Industries Corp.........................   2,603,348   1,562,473
#   KYE Systems Corp...................................   4,361,909   1,229,136
#   L&K Engineering Co., Ltd...........................   1,994,000   1,595,219
#   LAN FA Textile.....................................   3,125,713     837,170
#*  LCY Chemical Corp..................................     514,000     627,082
#   Leader Electronics, Inc............................   2,094,056     627,742
#   Lealea Enterprise Co., Ltd.........................  11,822,941   3,145,350
#   Ledtech Electronics Corp...........................     660,000     252,601
#   LEE CHI Enterprises Co., Ltd.......................   3,367,900   1,146,311
#   Lelon Electronics Corp.............................      94,620     122,587
#   Leofoo Development Co., Ltd........................   4,782,774   1,362,061
#*  LES Enphants Co., Ltd..............................     877,000     372,896
#   Lextar Electronics Corp............................   5,315,000   2,719,842
#*  Li Peng Enterprise Co., Ltd........................   8,884,381   2,198,849
#   Lien Hwa Industrial Corp...........................   8,287,949   5,534,712
#   Lingsen Precision Industries, Ltd..................   6,580,480   2,073,173
#   Lite-On Semiconductor Corp.........................   3,472,729   2,342,551
#   Lite-On Technology Corp............................  29,140,306  43,702,090
#   Long Chen Paper Co., Ltd...........................   8,969,098   4,455,146

                                     2230

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
TAIWAN -- (Continued)
#   Longwell Co.......................................   1,515,000 $  1,612,671
#   Lotes Co., Ltd....................................     625,000    1,637,724
#   Lucky Cement Corp.................................   3,294,000      967,919
#*  Macronix International............................  58,165,913    7,451,884
#   Marketech International Corp......................   1,891,000    1,690,507
#   Masterlink Securities Corp........................  17,060,376    4,900,432
#*  Mayer Steel Pipe Corp.............................   2,232,456      884,654
#   Maywufa Co., Ltd..................................     252,070      104,701
#   Mega Financial Holding Co., Ltd................... 129,885,796  101,856,171
*   Megamedia Corp....................................         782           --
#   Meiloon Industrial Co.............................   1,319,084      574,620
    Mercuries & Associates Holding, Ltd...............   1,702,937    1,022,922
#   Mercuries Life Insurance Co., Ltd.................   3,712,472    1,885,960
    Micro-Star International Co., Ltd.................   6,266,985   13,676,195
#   Mitac Holdings Corp...............................   8,415,725    7,307,216
*   Mosel Vitelic, Inc................................   2,235,506      158,925
#*  Motech Industries, Inc............................   2,849,000    2,970,115
#   Nan Ren Lake Leisure Amusement Co., Ltd...........   1,652,000      413,322
#   Nan Ya Printed Circuit Board Corp.................   3,221,000    2,847,068
#   Nantex Industry Co., Ltd..........................   1,622,033    1,388,540
#   Neo Solar Power Corp..............................   3,446,056    1,767,432
    New Asia Construction & Development Corp..........   1,810,304      377,736
#   New Era Electronics Co., Ltd......................     203,000      150,289
#*  Newmax Technology Co., Ltd........................     173,000      122,978
#   Nien Hsing Textile Co., Ltd.......................   4,407,721    3,315,594
#   Nishoku Technology, Inc...........................     268,000      441,417
*   O-TA Precision Industry Co., Ltd..................      24,000       10,500
#*  Ocean Plastics Co., Ltd...........................     161,000      133,680
*   Optimax Technology Corp...........................   1,085,597      136,427
#   OptoTech Corp.....................................   8,689,000    3,423,018
#   Oriental Union Chemical Corp......................     181,000      111,181
#   Pacific Construction Co...........................   2,487,452      907,950
#   Pan Jit International, Inc........................   5,210,837    2,610,373
#   Pan-International Industrial Corp.................   4,798,444    2,335,004
#   Paragon Technologies Co., Ltd.....................     952,191      695,781
#   Pegatron Corp.....................................  25,356,998   62,419,709
#   Phihong Technology Co., Ltd.......................   3,341,320    1,168,311
#   Portwell, Inc.....................................     869,000    1,476,846
*   Potrans Electrical Corp...........................   1,139,000           --
    Pou Chen Corp.....................................  17,324,550   23,648,182
    Powertech Industrial Co., Ltd.....................     162,000       66,606
    Powertech Technology, Inc.........................   5,713,000   14,540,002
#   President Securities Corp.........................  12,999,356    4,908,261
*   Prime Electronics & Satellitics, Inc..............     406,000      130,942
#   Prince Housing & Development Corp.................   4,776,018    1,587,339
*   Prodisc Technology, Inc...........................   6,185,157           --
#   Promise Technology, Inc...........................     107,000       57,438
#   Qisda Corp........................................  27,432,171    9,940,297
#   Qualipoly Chemical Corp...........................     146,756      173,079
#   Quanta Storage, Inc...............................   2,348,000    1,842,959
*   Quintain Steel Co., Ltd...........................   4,929,684    1,241,630
    Radiant Opto-Electronics Corp.....................   1,413,000    2,269,295
#   Radium Life Tech Co., Ltd.........................   9,154,124    2,901,415

                                     2231

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- -----------
TAIWAN -- (Continued)
#   Ralec Electronic Corp..............................     547,087 $   785,766
#   Rich Development Co., Ltd..........................   6,916,054   1,899,351
#*  Ritek Corp.........................................  35,685,622   4,448,657
#   Rotam Global Agrosciences, Ltd.....................     195,693     266,804
*   Sainfoin Technology Corp...........................     835,498          --
#   Sampo Corp.........................................   9,434,925   4,775,241
*   San Far Property, Ltd..............................      71,000      30,106
#*  Sanyang Motor Co., Ltd.............................   1,901,624   1,293,470
#   SDI Corp...........................................     454,000     577,263
#   Sesoda Corp........................................   1,439,346   1,186,955
    Shan-Loong Transportation Co., Ltd.................      66,000      49,308
#   Sheng Yu Steel Co., Ltd............................   1,935,000   1,339,411
#   ShenMao Technology, Inc............................   1,180,000     906,747
    Shih Her Technologies, Inc.........................     411,000     417,446
    Shih Wei Navigation Co., Ltd.......................   2,952,288     920,462
#   Shihlin Electric & Engineering Corp................   4,487,000   5,643,509
#   Shin Kong Financial Holding Co., Ltd............... 135,466,430  27,552,840
*   Shining Building Business Co., Ltd.................     181,900      61,920
#   Shinkong Insurance Co., Ltd........................   3,522,412   2,599,328
#   Shinkong Synthetic Fibers Corp.....................  24,322,754   6,532,431
#*  Shuttle, Inc.......................................   4,516,015   1,248,393
    Sigurd Microelectronics Corp.......................   6,341,047   4,584,115
#*  Silicon Integrated Systems Corp....................   5,454,165   1,149,860
#   Silitech Technology Corp...........................     797,803     402,982
    Sincere Navigation Corp............................   4,878,740   3,011,550
    Sinher Technology, Inc.............................      16,000      27,201
#   Sino-American Silicon Products, Inc................   7,384,000   8,065,455
#   Sinon Corp.........................................   5,951,877   2,639,080
#   SinoPac Financial Holdings Co., Ltd................ 133,748,810  43,212,580
    Sirtec International Co., Ltd......................      55,000      66,422
#   Siward Crystal Technology Co., Ltd.................   2,376,875   1,380,178
    Soft-World International Corp......................      39,000      88,153
*   Solar Applied Materials Technology Co..............   2,077,000     569,300
#   Solartech Energy Corp..............................   3,892,165   2,123,767
*   Solytech Enterprise Corp...........................   1,793,000     317,700
#   Southeast Cement Co., Ltd..........................   3,220,700   1,543,886
#   Spirox Corp........................................     631,661     337,933
#   Stark Technology, Inc..............................   1,851,200   1,441,451
#   Sunonwealth Electric Machine Industry Co., Ltd.....   1,202,421   1,010,229
#   Sunplus Technology Co., Ltd........................   8,214,620   3,300,038
#   Sunrex Technology Corp.............................   1,900,326   1,017,256
#   Sunspring Metal Corp...............................      98,000     133,672
#   Supreme Electronics Co., Ltd.......................   4,556,441   2,496,623
#   Sweeten Real Estate Development Co., Ltd...........   1,335,143     667,046
    Syncmold Enterprise Corp...........................      68,000     111,051
    Synnex Technology International Corp...............   1,251,000   1,478,036
    Sysage Technology Co., Ltd.........................     101,797      84,005
#   Systex Corp........................................     776,801   1,276,452
#   T-Mac Techvest PCB Co., Ltd........................   1,603,000     517,935
    T3EX Global Holdings Corp..........................      25,000      18,554
#   TA Chen Stainless Pipe.............................   9,012,229   4,746,921
    Ta Chong Securities Co., Ltd.......................     212,000      56,991
#*  Ta Ya Electric Wire & Cable........................   6,888,329   1,007,764

                                     2232

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- -----------
TAIWAN -- (Continued)
#   TA-I Technology Co., Ltd...........................   2,072,084 $ 1,087,212
#   Tah Hsin Industrial Corp...........................   1,477,900   1,125,571
    TAI Roun Products Co., Ltd.........................      63,000      20,718
#   Taichung Commercial Bank Co., Ltd..................  33,171,246   9,607,954
    Taiflex Scientific Co., Ltd........................     198,000     218,363
#   Tainan Enterprises Co., Ltd........................     989,183   1,075,680
#   Tainan Spinning Co., Ltd...........................  18,027,485   8,148,078
    Tainergy Tech Co., Ltd.............................     380,000     198,540
#   Taishin Financial Holding Co., Ltd................. 125,078,491  50,241,095
#*  Taisun Enterprise Co., Ltd.........................   1,776,410     751,614
#*  Taita Chemical Co., Ltd............................   2,217,864     525,022
#*  Taiwan Business Bank...............................  58,544,129  15,440,313
    Taiwan Cement Corp.................................  45,982,440  48,879,560
    Taiwan Chinsan Electronic Industrial Co., Ltd......      31,000      47,424
#   Taiwan Cogeneration Corp...........................   2,803,333   2,117,140
#   Taiwan Cooperative Financial Holding Co., Ltd...... 104,559,724  49,007,267
#   Taiwan Fertilizer Co., Ltd.........................   4,069,000   5,674,138
    Taiwan Fire & Marine Insurance Co., Ltd............   1,235,000     748,643
*   Taiwan Flourescent Lamp Co., Ltd...................     756,000          --
#   Taiwan FU Hsing Industrial Co., Ltd................     672,000     979,260
#*  Taiwan Glass Industry Corp.........................   9,406,710   3,982,491
#   Taiwan Hon Chuan Enterprise Co., Ltd...............     245,932     357,562
#   Taiwan Hopax Chemicals Manufacturing Co., Ltd......   1,540,000     969,530
*   Taiwan Kolin Co., Ltd..............................   5,797,000          --
#   Taiwan Land Development Corp.......................   9,637,258   3,203,248
    Taiwan Line Tek Electronic.........................      82,771      44,904
#   Taiwan Mask Corp...................................   3,154,250     853,617
    Taiwan Navigation Co., Ltd.........................   1,428,000     555,098
#   Taiwan PCB Techvest Co., Ltd.......................   3,699,946   3,422,715
#*  Taiwan Prosperity Chemical Corp....................     903,000     416,112
#*  Taiwan Pulp & Paper Corp...........................   6,955,660   2,331,917
#   Taiwan Sakura Corp.................................     739,472     762,953
    Taiwan Semiconductor Co., Ltd......................     129,000     156,082
#*  Taiwan Styrene Monomer.............................   4,517,647   2,393,754
#   Taiwan Surface Mounting Technology Corp............   2,943,991   2,497,100
#   Taiwan TEA Corp....................................   8,595,092   4,271,857
#   Taiwan Union Technology Corp.......................   2,724,000   3,480,581
#   Taiyen Biotech Co., Ltd............................   2,164,217   2,089,551
#*  Tatung Co., Ltd....................................  30,222,342   5,075,221
    Te Chang Construction Co., Ltd.....................     107,300      78,526
    Teco Electric and Machinery Co., Ltd...............  28,784,725  25,514,482
    Test Rite International Co., Ltd...................     808,266     497,737
#*  Tex-Ray Industrial Co., Ltd........................     444,000     188,691
#   Thinking Electronic Industrial Co., Ltd............   1,027,000   1,656,496
#   Ton Yi Industrial Corp.............................   2,456,600   1,097,689
#   Tong Yang Industry Co., Ltd........................   4,522,099   8,139,748
#   Tong-Tai Machine & Tool Co., Ltd...................   3,528,447   2,662,320
    Topco Scientific Co., Ltd..........................     741,176   1,746,688
#   Topoint Technology Co., Ltd........................   2,309,288   1,633,439
#   TPK Holding Co., Ltd...............................   2,445,000   4,682,026
    Transasia Airways Corp.............................     949,380     186,299
    Tripod Technology Corp.............................   2,085,000   4,270,101
    Tsann Kuen Enterprise Co., Ltd.....................      98,000      80,994

                                     2233

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- -----------
TAIWAN -- (Continued)
    TSRC Corp..........................................     232,000 $   203,225
    Tung Ho Steel Enterprise Corp......................  12,857,274   7,354,386
    Tung Ho Textile Co., Ltd...........................     274,188      54,306
    TXC Corp...........................................     418,000     566,508
#   TYC Brother Industrial Co., Ltd....................   2,371,723   2,240,961
*   Tycoons Group Enterprise...........................   7,484,938     902,844
#   Tyntek Corp........................................   2,388,097   1,071,080
    U-Ming Marine Transport Corp.......................     602,000     443,468
#   Unimicron Technology Corp..........................  23,077,363   9,848,663
#   Union Bank Of Taiwan...............................  13,025,837   3,558,949
#   Unitech Computer Co., Ltd..........................   1,656,739     846,592
#   Unitech Printed Circuit Board Corp.................   8,693,281   2,708,164
#   United Microelectronics Corp....................... 216,382,681  80,582,109
#   Unity Opto Technology Co., Ltd.....................     523,000     287,332
#   Universal Cement Corp..............................   5,829,693   3,915,250
#   Unizyx Holding Corp................................   4,265,000   2,133,653
#   UPC Technology Corp................................  11,904,746   3,402,577
#   USI Corp...........................................   7,217,691   2,919,838
#   Ve Wong Corp.......................................   1,616,806   1,104,226
    Viking Tech Corp...................................      64,000      47,803
#*  Wafer Works Corp...................................   5,683,092   1,742,059
#   Wah Hong Industrial Corp...........................     395,516     264,120
#   Wah Lee Industrial Corp............................   2,011,000   3,016,009
#*  Walsin Lihwa Corp..................................  48,293,412  13,934,700
#   Walsin Technology Corp.............................   7,840,289   8,361,067
#   Walton Advanced Engineering, Inc...................   5,147,853   1,499,485
    Wan Hai Lines, Ltd.................................   6,042,000   3,126,187
#   Waterland Financial Holdings Co., Ltd..............  32,152,946   8,219,969
    Wei Mon Industry Co., Ltd..........................   3,885,691      41,081
#   Weikeng Industrial Co., Ltd........................   1,910,550   1,093,050
#   Well Shin Technology Co., Ltd......................     979,080   1,664,050
#*  Wha Yu Industrial Co., Ltd.........................     302,000     153,114
#*  Winbond Electronics Corp...........................  52,065,885  15,673,992
    Winstek Semiconductor Co., Ltd.....................      31,000      23,043
    Wintek Corp........................................  20,783,484     223,375
#   Wisdom Marine Lines Co., Ltd.......................   1,691,326   1,785,976
#   Wistron Corp.......................................  39,753,494  31,624,625
#   WPG Holdings, Ltd..................................   1,959,092   2,495,346
#   WT Microelectronics Co., Ltd.......................   6,095,954   8,326,569
#   WUS Printed Circuit Co., Ltd.......................   4,472,928   3,207,231
    XinTec, Inc........................................     244,000     183,173
    Yageo Corp.........................................   6,890,574  11,748,395
*   Yang Ming Marine Transport Corp....................  19,441,676   4,456,915
#   YC Co., Ltd........................................   5,461,978   2,344,586
#   YC INOX Co., Ltd...................................   4,764,833   3,580,755
#   Yea Shin International Development Co., Ltd........     286,830     123,174
#   YFY, Inc...........................................  19,333,847   5,756,791
#   Yi Jinn Industrial Co., Ltd........................   2,872,936     914,595
#   Yieh Phui Enterprise Co., Ltd......................  17,825,384   4,650,034
#*  Young Fast Optoelectronics Co., Ltd................   1,748,000     707,446
    Young Optics, Inc..................................      98,000      94,463
#   Youngtek Electronics Corp..........................     801,047   1,279,280
#   Yuanta Financial Holding Co., Ltd.................. 141,433,918  49,701,606

                                     2234

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                       SHARES       VALUE++
                                                     ----------- --------------
TAIWAN -- (Continued)
#   Yulon Motor Co., Ltd............................  12,432,572 $   11,056,043
#   Yung Chi Paint & Varnish Manufacturing Co.,
      Ltd...........................................     230,687        548,318
#   Zenitron Corp...................................   3,054,000      1,626,261
    Zhen Ding Technology Holding, Ltd...............     658,000      1,353,184
#   Zig Sheng Industrial Co., Ltd...................   6,607,352      1,818,862
#   ZongTai Real Estate Development Co., Ltd........     407,844        200,952
                                                                 --------------
TOTAL TAIWAN........................................              2,337,947,179
                                                                 --------------
THAILAND -- (3.4%)
    AAPICO Hitech PCL(B013L48)......................     681,760        254,461
    AAPICO Hitech PCL(B013KZ2)......................      63,300         23,626
    AJ Plast PCL....................................   1,764,000        395,039
    Amata Corp. PCL.................................   2,411,690        920,915
    AP Thailand PCL.................................  30,273,730      6,431,973
    Asia Aviation PCL...............................   1,913,300        368,048
    Asia Plus Group Holdings PCL....................   5,164,800        530,864
    Bangchak Petroleum PCL (The)....................   9,410,900      9,051,540
    Bangkok Bank PCL................................   2,360,500     11,555,132
    Bangkok Insurance PCL...........................     212,828      2,199,773
    Bangkok Land PCL................................ 112,910,900      4,927,493
    Banpu PCL.......................................  19,467,950      8,775,389
    Cal-Comp Electronics Thailand PCL Class F.......  32,780,414      2,597,587
    Charoen Pokphand Foods PCL......................  30,442,800     24,473,109
    Charoong Thai Wire & Cable PCL Class F..........   1,255,800        333,510
    Eastern Water Resources Development and
      Management PCL Class F........................   3,518,600      1,303,185
*   Esso Thailand PCL...............................  20,984,400      3,554,636
*   G J Steel PCL...................................  41,454,425        261,842
*   G Steel PCL.....................................   1,616,440         14,851
    GFPT PCL........................................     930,500        323,257
    Hana Microelectronics PCL.......................   4,938,400      4,111,789
    ICC International PCL...........................   2,669,100      2,548,021
    Indorama Ventures PCL...........................   4,920,200      4,697,004
    IRPC PCL........................................ 125,897,100     17,928,499
    Jasmine International PCL.......................   2,160,700        353,603
    Kang Yong Electric PCL..........................       8,200         77,456
    Kasikornbank PCL................................     487,500      2,764,320
    KGI Securities Thailand PCL.....................  15,644,500      1,545,136
    Khon Kaen Sugar Industry PCL....................   4,534,054        510,293
    Kiatnakin Bank PCL..............................   6,011,900      9,061,865
    Krung Thai Bank PCL.............................  64,876,900     32,410,510
    Laguna Resorts & Hotels PCL.....................   1,022,500        763,279
    Lanna Resources PCL.............................     846,100        306,083
    LH Financial Group PCL..........................   5,318,346        280,958
    MBK PCL.........................................      52,200         22,630
    MCOT PCL........................................     990,400        363,971
    MK Real Estate Development PCL..................   2,855,400        354,158
    Nation Multimedia Group PCL.....................   2,644,800         91,121
    Polyplex Thailand PCL...........................   3,209,625      1,197,965
*   Precious Shipping PCL...........................  10,738,250      1,957,734
    Property Perfect PCL............................  35,877,300        947,663
    PTT Exploration & Production PCL................  21,217,800     50,257,494
    PTT Global Chemical PCL.........................  30,562,641     53,306,932
    PTT PCL.........................................  21,629,500    204,930,663

                                     2235

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
THAILAND -- (Continued)
    Quality Houses PCL................................  16,857,897 $  1,335,854
    Regional Container Lines PCL......................   5,818,900      977,335
    Rojana Industrial Park PCL........................   1,994,073      326,334
    Saha Pathana Inter-Holding PCL....................   2,801,300    2,002,652
    Saha Pathanapibul PCL.............................   1,594,833    2,037,613
    Saha-Union PCL....................................   2,840,400    2,996,977
*   Sahaviriya Steel Industries PCL...................  90,527,440      129,956
    Sansiri PCL....................................... 121,361,266    6,306,744
    SC Asset Corp PCL.................................  34,710,353    3,487,977
    Siam Future Development PCL.......................   6,836,646    1,207,160
    Siamgas & Petrochemicals PCL......................   7,047,500    3,298,141
    Somboon Advance Technology PCL....................   3,578,000    1,448,458
    Sri Ayudhya Capital PCL...........................      85,100       82,461
    Sri Trang Agro-Industry PCL.......................   8,268,300    2,919,899
    Srithai Superware PCL.............................  21,372,400    1,239,513
*   Tata Steel Thailand PCL...........................  48,610,300    1,032,777
*   Thai Airways International PCL....................  17,820,211   12,918,758
    Thai Oil PCL......................................   8,079,300   14,091,802
    Thai Rayon PCL....................................      58,700       64,885
    Thai Stanley Electric PCL.........................      43,100      213,458
    Thai Stanley Electric PCL Class F.................     174,600      864,729
    Thai Wacoal PCL...................................      85,000      121,411
    Thaicom PCL.......................................     696,300      441,810
    Thanachart Capital PCL............................  11,116,200   13,005,603
    Thitikorn PCL.....................................   1,163,500      397,521
    Thoresen Thai Agencies PCL........................  11,620,278    3,069,381
    TICON Industrial Connection PCL Class F...........     653,000      298,096
    Tisco Financial Group PCL.........................   2,207,800    3,438,793
    TMB Bank PCL......................................  35,377,700    2,295,538
    Total Access Communication PCL....................      94,080       88,462
    TPI Polene PCL....................................  96,108,940    6,291,369
    True Corp. PCL....................................   1,377,400      353,940
    Vanachai Group PCL................................   1,140,720      579,694
    Vinythai PCL......................................   6,688,917    1,920,447
                                                                   ------------
TOTAL THAILAND........................................              560,370,925
                                                                   ------------
TURKEY -- (1.5%)
    Adana Cimento Sanayii TAS Class A.................     933,072    1,884,376
#   Akbank TAS........................................  14,680,721   37,938,930
#*  Akenerji Elektrik Uretim A.S......................   3,818,763    1,164,453
#   Aksa Akrilik Kimya Sanayii A.S....................     987,172    2,578,897
*   Aksigorta A.S.....................................     185,722      124,419
#   Alarko Holding A.S................................   1,215,219    1,328,129
    Albaraka Turk Katilim Bankasi A.S.................   3,428,318    1,402,414
*   Anadolu Anonim Turk Sigorta Sirketi...............   4,290,553    2,458,750
#*  Anadolu Cam Sanayii A.S...........................   3,590,532    2,528,610
#   Anadolu Efes Biracilik Ve Malt Sanayii A.S........      50,189      340,260
#   Aygaz A.S.........................................     570,384    2,147,913
*   Bagfas Bandirma Gubre Fabrikalari A.S.............      29,061      110,532
    Baticim Bati Anadolu Cimento Sanayii A.S..........     470,159      974,473
#   Borusan Mannesmann Boru Sanayi ve Ticaret A.S.....     914,482    2,298,003
*   Boyner Perakende Ve Tekstil Yatirimlari A.S.......      38,798    1,035,572
#*  Dogan Sirketler Grubu Holding A.S.................  16,723,595    3,532,754

                                     2236

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                       SHARES       VALUE++
                                                     ---------- ---------------
TURKEY -- (Continued)
#   Eczacibasi Yatirim Holding Ortakligi A.S........    203,289 $       772,194
#   EIS Eczacibasi Ilac ve Sinai ve Finansal
      Yatirimlar Sanayi ve Ticaret A.S..............  1,437,315       1,585,544
#   Enka Insaat ve Sanayi A.S.......................    627,550         925,892
    Eregli Demir ve Celik Fabrikalari TAS........... 12,932,862      19,684,469
#*  Global Yatirim Holding A.S......................  2,576,412       1,390,316
*   Gozde Girisim Sermayesi Yatirim Ortakligi A.S...     58,943          45,825
#   GSD Holding A.S.................................  3,474,328       1,154,174
#*  Ihlas Holding A.S............................... 12,700,332       1,569,902
#*  Ipek Dogal Enerji Kaynaklari Arastirma Ve
      Uretim A.S....................................  1,550,008         421,296
    Is Finansal Kiralama A.S........................  3,569,059       1,292,011
    Is Yatirim Menkul Degerler A.S. Class A.........    515,160         169,159
#   Kardemir Karabuk Demir Celik Sanayi ve Ticaret
      A.S. Class A..................................  1,610,373         793,489
    KOC Holding A.S.................................  1,041,220       4,467,698
#*  Koza Altin Isletmeleri A.S......................    316,135       1,075,304
#*  Koza Anadolu Metal Madencilik Isletmeleri A.S...  1,500,350         433,519
#*  Metro Ticari ve Mali Yatirimlar Holding A.S.....  3,616,994         666,947
*   NET Holding A.S.................................     13,395          13,330
#   Park Elektrik Uretim Madencilik Sanayi ve
      Ticaret A.S...................................    702,352         499,528
#*  Pegasus Hava Tasimaciligi A.S...................    325,850       1,271,864
    Pinar Entegre Et ve Un Sanayi A.S...............    281,401         948,380
    Pinar SUT Mamulleri Sanayii A.S.................     77,164         396,623
*   Raks Elektronik Sanayi ve Ticaret A.S...........      5,859              --
*   Sabah Yayincilik................................     31,938              --
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret
      A.S...........................................  1,666,669       1,736,485
#*  Sekerbank TAS...................................  8,074,377       3,300,950
#   Selcuk Ecza Deposu Ticaret ve Sanayi A.S........  2,693,295       2,595,918
#   Tekfen Holding A.S..............................  1,576,017       3,890,227
#   Trakya Cam Sanayii A.S..........................  6,177,837       5,076,337
    Turcas Petrol A.S...............................     65,295          29,986
#*  Turk Hava Yollari AO............................  8,451,011      14,663,116
    Turkiye Garanti Bankasi A.S..................... 11,315,116      27,833,117
#   Turkiye Halk Bankasi A.S........................  4,752,802      12,545,630
#   Turkiye Is Bankasi Class C...................... 22,909,239      35,358,416
    Turkiye Sinai Kalkinma Bankasi A.S.............. 10,010,378       4,399,218
#   Turkiye Sise ve Cam Fabrikalari A.S............. 14,497,847      16,332,604
#   Turkiye Vakiflar Bankasi Tao Class D............  8,491,714      12,598,194
#*  Vestel Elektronik Sanayi ve Ticaret A.S.........    986,310       2,104,721
*   Yapi ve Kredi Bankasi A.S.......................  8,878,932      10,286,826
#*  Zorlu Enerji Elektrik Uretim A.S................    378,534         203,074
                                                                ---------------
TOTAL TURKEY........................................                254,380,768
                                                                ---------------
UNITED KINGDOM -- (0.0%)
    Mediclinic International P.L.C..................      2,445          34,527
                                                                ---------------
TOTAL COMMON STOCKS.................................             15,265,098,748
                                                                ---------------
PREFERRED STOCKS -- (3.3%)

BRAZIL -- (3.2%)
    Banco ABC Brasil SA.............................  1,399,388       6,085,422
    Banco Bradesco SA...............................  2,955,461      25,850,257
    Banco Daycoval SA...............................    645,148       1,794,731
    Banco do Estado do Rio Grande do Sul SA
       Class B......................................  1,889,868       6,283,240
    Banco Pan SA....................................  1,817,592         852,066

                                     2237

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
BRAZIL -- (Continued)
    Banco Pine SA......................................    436,030 $    578,253
    Banco Sofisa SA....................................    517,700      675,386
    Cia Brasileira de Distribuicao.....................  1,415,959   21,428,913
    Cia Ferro Ligas da Bahia - Ferbasa.................    986,334    2,552,227
    Eucatex SA Industria e Comercio....................    353,288      282,203
    Gerdau SA..........................................    140,500      335,824
*   Marcopolo SA.......................................  4,658,340    4,425,021
*   Petroleo Brasileiro SA............................. 28,867,973  105,681,853
*   Petroleo Brasileiro SA Sponsored ADR............... 22,867,709  166,705,599
*   Randon SA Implementos e Participacoes..............  2,784,800    4,045,278
    Suzano Papel e Celulose SA Class A.................  6,772,104   20,718,996
    Unipar Carbocloro SA...............................    925,874    1,778,989
*   Usinas Siderurgicas de Minas Gerais SA Class A.....  5,598,668    6,475,143
    Vale SA............................................ 23,147,649  107,157,109
    Vale SA Sponsored ADR.............................. 10,365,717   47,785,955
                                                                   ------------
TOTAL BRAZIL...........................................             531,492,465
                                                                   ------------
CHILE -- (0.0%)
    Coca-Cola Embonor SA Class B.......................     33,558       71,663
                                                                   ------------
COLOMBIA -- (0.1%)
    Avianca Holdings SA................................  1,052,635      790,333
    Grupo Argos SA.....................................    199,764    1,151,734
    Grupo de Inversiones Suramericana SA...............    983,902   12,024,757
                                                                   ------------
TOTAL COLOMBIA.........................................              13,966,824
                                                                   ------------
TOTAL PREFERRED STOCKS.................................             545,530,952
                                                                   ------------


                                     2238

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                      SHARES       VALUE++
                                                    ---------- ---------------
  RIGHTS/WARRANTS -- (0.0%)

  BRAZIL -- (0.0%)
  *     Banco ABC Brasil SA Rights 08/18/16........     68,092 $       296,107
                                                               ---------------
  INDONESIA -- (0.0%)
  *     MNC Investama Tbk PT Rights 08/01/16....... 64,560,080              --
                                                               ---------------
  POLAND -- (0.0%)
  *     Hawe SA Rights.............................    952,876              --
                                                               ---------------
  SOUTH KOREA -- (0.0%)
  *     Sammok S-Form Co., Ltd. Rights 08/04/16....      2,566           7,788
                                                               ---------------
  TAIWAN -- (0.0%)
  *     Fulgent Sun International Holding Co.,
          Ltd. Rights
           08/22/16................................        922             650
                                                               ---------------
  THAILAND -- (0.0%)
  *     Banpu PCL Warrants 06/05/17................  4,628,150       1,322,139
                                                               ---------------
  TOTAL RIGHTS/WARRANTS............................                  1,626,684
                                                               ---------------
  TOTAL INVESTMENT SECURITIES......................             15,812,256,384
                                                               ---------------

                                                                   VALUE+
                                                               ---------------
  SECURITIES LENDING COLLATERAL -- (4.2%)
  (S)@  DFA Short Term Investment Fund............. 60,011,152     694,329,024
                                                               ---------------
  TOTAL INVESTMENTS -- (100.0%)
     (Cost $18,238,705,269)^^......................            $16,506,585,408
                                                               ===============


                                     2239

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


Summary of the Fund's investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                         ------------------------------------------------------
                            LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                         -------------- --------------- ------- ---------------
Common Stocks
   Belgium..............             -- $         9,908   --    $         9,908
   Brazil............... $  943,164,612              --   --        943,164,612
   Chile................    245,628,431              --   --        245,628,431
   China................    206,691,488   2,037,220,832   --      2,243,912,320
   Colombia.............     31,483,820              --   --         31,483,820
   Czech Republic.......             --      42,657,058   --         42,657,058
   Greece...............             --       7,353,802   --          7,353,802
   Hungary..............             --      88,752,623   --         88,752,623
   India................    150,938,913   1,944,297,412   --      2,095,236,325
   Indonesia............      4,107,522     499,618,951   --        503,726,473
   Israel...............             --              --   --                 --
   Malaysia.............             --     601,833,823   --        601,833,823
   Mexico...............    857,814,983      12,328,522   --        870,143,505
   Philippines..........             --     215,788,735   --        215,788,735
   Poland...............             --     261,464,855   --        261,464,855
   Russia...............      5,117,679     334,700,299   --        339,817,978
   South Africa.........    212,730,139   1,093,080,751   --      1,305,810,890
   South Korea..........    279,437,393   2,036,142,798   --      2,315,580,191
   Taiwan...............     38,599,774   2,299,347,405   --      2,337,947,179
   Thailand.............    560,240,969         129,956   --        560,370,925
   Turkey...............             --     254,380,768   --        254,380,768
   United Kingdom.......             --          34,527   --             34,527
Preferred Stocks
   Brazil...............    531,492,465              --   --        531,492,465
   Chile................         71,663              --   --             71,663
   Colombia.............     13,966,824              --   --         13,966,824
Rights/Warrants
   Brazil...............             --         296,107   --            296,107
   Indonesia............             --              --   --                 --
   Poland...............             --              --   --                 --
   South Korea..........             --           7,788   --              7,788
   Taiwan...............             --             650   --                650
   Thailand.............             --       1,322,139   --          1,322,139
Securities Lending
  Collateral............             --     694,329,024   --        694,329,024
Futures Contracts**.....      1,577,836              --   --          1,577,836
                         -------------- ---------------   --    ---------------
TOTAL................... $4,083,064,511 $12,425,098,733   --    $16,508,163,244
                         ============== ===============   ==    ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                                     2240

ORGANIZATION

Dimensional Emerging Markets Value Fund (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940. The Fund's advisor is Dimensional Fund Advisors LP (the "Advisor").

SECURITY VALUATION

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

..   Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

..   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

..   Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Fund is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

                                     2241

A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of July 31, 2016, Dimensional Emerging Markets Value Fund had significant transfers of securities with a total value of $1,058,565 (in thousands) that transferred from Level 2 to Level 1 because fair value procedures were no longer applied. At October 31, 2015, the fair market values of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

FINANCIAL INSTRUMENTS

In accordance with the Fund's investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS

Summarized below are the specific types of derivative instruments used by the Fund.

2. FUTURES CONTRACTS: The Fund may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Fund. The Fund, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. Entering into stock index futures subjects the Fund to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

At July 31, 2016, the Fund had outstanding futures contracts (dollar amounts in thousands):

                                                                  EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                             DESCRIPTION             DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
Dimensional Emerging Markets Value  Mini MSCI Emerging Markets
  Fund.............................   Index(R)                     09/16/16    1,791   $ 78,938   $1,436      $3,767
Dimensional Emerging Markets Value
  Fund............................. S&P 500 Emini Index(R)         09/16/16      270     29,271      142       1,397
                                                                                       --------   ------      ------
                                                                                       $108,209   $1,578      $5,164
                                                                                       --------   ------      ------

                                     2242

FEDERAL TAX COST

At July 31, 2016, the total cost of securities for federal income tax purposes was $18,409,572,059, for the Dimensional Emerging Markets Value Fund.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the Schedule of Investments.

                                     2243

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

     (a) Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DFA Investment Dimensions Group Inc.

By:  /s/ David G. Booth
     ----------------------------------------
     David G. Booth
     Chairman, Director, President and
     Co-Chief Executive Officer

Date: September 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ David G. Booth
     ----------------------------------------
     David G. Booth
     Principal Executive Officer
     DFA Investment Dimensions Group Inc.

Date: September 23, 2016

By:  /s/ Gregory K. Hinkle
     ----------------------------------------
     Gregory K. Hinkle
     Principal Financial Officer
     DFA Investment Dimensions Group Inc.

Date: September 22, 2016